                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-3258

                     DFA INVESTMENT DIMENSIONS GROUP INC.
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

              6300 Bee Cave Road, Building One, Austin, TX 78746
--------------------------------------------------------------------------------
              (Address of principal executive offices)(Zip code)

          Catherine L. Newell, Esquire, Vice President and Secretary
                     DFA Investment Dimensions Group Inc.,
              6300 Bee Cave Road, Building One, Austin, TX 78746
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (512) 306-7400

Date of fiscal year end:   October 31

Date of reporting period:  July 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                                   FORM N-Q
                                 JULY 31, 2011
                                  (UNAUDITED)

                               TABLE OF CONTENTS

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES.................................   1

SCHEDULES OF INVESTMENTS
   Enhanced U.S. Large Company Portfolio...................................   2
   U.S. Large Cap Value Portfolio..........................................   5
   U.S. Targeted Value Portfolio...........................................   6
   U.S. Small Cap Value Portfolio..........................................  34
   U.S. Core Equity 1 Portfolio............................................  61
   U.S. Core Equity 2 Portfolio............................................ 116
   U.S. Vector Equity Portfolio............................................ 173
   U.S. Small Cap Portfolio................................................ 227
   U.S. Micro Cap Portfolio................................................ 272
   DFA Real Estate Securities Portfolio.................................... 310
   Large Cap International Portfolio....................................... 313
   International Core Equity Portfolio..................................... 339
   International Small Company Portfolio................................... 431
   Japanese Small Company Portfolio........................................ 432
   Asia Pacific Small Company Portfolio.................................... 432
   United Kingdom Small Company Portfolio.................................. 433
   Continental Small Company Portfolio..................................... 433
   DFA International Real Estate Securities Portfolio...................... 434
   DFA Global Real Estate Securities Portfolio............................. 440
   DFA International Small Cap Value Portfolio............................. 441
   International Vector Equity Portfolio................................... 481
   Emerging Markets Portfolio.............................................. 551
   Emerging Markets Value Portfolio........................................ 551
   Emerging Markets Small Cap Portfolio.................................... 552
   Emerging Markets Core Equity Portfolio.................................. 553
   DFA One-Year Fixed Income Portfolio..................................... 611
   DFA Two-Year Global Fixed Income Portfolio.............................. 615
   DFA Selectively Hedged Global Fixed Income Portfolio.................... 619
   DFA Short-Term Government Portfolio..................................... 623
   DFA Five-Year Global Fixed Income Portfolio............................. 625
   DFA Intermediate Government Fixed Income Portfolio...................... 629
   DFA Investment Grade Portfolio.......................................... 631
   DFA Inflation-Protected Securities Portfolio............................ 632
   DFA Short-Term Municipal Bond Portfolio................................. 633
   DFA California Short-Term Municipal Bond Portfolio...................... 642
   DFA Short-Term Extended Quality Portfolio............................... 648
   DFA Intermediate-Term Extended Quality Portfolio........................ 656
   DFA Commodity Strategy Portfolio........................................ 662
   World ex U.S. Value Portfolio........................................... 668
   CSTG&E U.S. Social Core Equity 2 Portfolio.............................. 669
   CSTG&E International Social Core Equity Portfolio....................... 704
   U.S. Social Core Equity 2 Portfolio..................................... 740
   U.S. Sustainability Core 1 Portfolio.................................... 781

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                                   FORM N-Q
                                 JULY 31, 2011
                                  (UNAUDITED)

                               TABLE OF CONTENTS

    International Sustainability Core 1 Portfolio.........................  819
    DFA International Value ex Tobacco Portfolio..........................  859
    Emerging Markets Social Core Equity Portfolio.........................  868
    Tax-Managed U.S. Marketwide Value Portfolio...........................  912
    Tax-Managed U.S. Equity Portfolio.....................................  913
    Tax-Managed U.S. Targeted Value Portfolio.............................  959
    Tax-Managed U.S. Small Cap Portfolio..................................  986
    T.A. U.S. Core Equity 2 Portfolio..................................... 1023
    Tax-Managed DFA International Value Portfolio......................... 1075
    T.A. World ex U.S. Core Equity Portfolio.............................. 1086
    LWAS/DFA International High Book to Market Portfolio.................. 1198
    VA U.S. Targeted Value Portfolio...................................... 1199
    VA U.S. Large Value Portfolio......................................... 1222
    VA International Value Portfolio...................................... 1227
    VA International Small Portfolio...................................... 1237
    VA Short-Term Fixed Portfolio......................................... 1283
    VA Global Bond Portfolio.............................................. 1286

 NOTES TO SCHEDULES OF INVESTMENTS........................................
    Organization.......................................................... 1289
    Security Valuation.................................................... 1289
    Financial Instruments................................................. 1290
    Federal Tax Cost...................................................... 1296
    Other................................................................. 1297
    Recent Issued Accounting Standards.................................... 1298
    Subsequent Event Evaluations.......................................... 1298

 THE DFA INVESTMENT TRUST COMPANY.........................................
    The U.S. Large Cap Value Series....................................... 1300
    The DFA International Value Series.................................... 1305
    The Japanese Small Company Series..................................... 1317
    The Asia Pacific Small Company Series................................. 1341
    The United Kingdom Small Company Series............................... 1361
    The Continental Small Company Series.................................. 1369
    The Emerging Markets Series........................................... 1396
    The Emerging Markets Small Cap Series................................. 1412
    The Tax-Managed U.S. Marketwide Value Series.......................... 1460

 NOTES TO SCHEDULES OF INVESTMENTS........................................
    Organization.......................................................... 1482
    Security Valuation.................................................... 1482
    Financial Instruments................................................. 1483
    Federal Tax Cost...................................................... 1484
    Other................................................................. 1484
    Recent Issued Accounting Standards.................................... 1485
    Subsequent Event Evaluations.......................................... 1485

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                                   FORM N-Q
                                 JULY 31, 2011
                                  (UNAUDITED)

                               TABLE OF CONTENTS

 DIMENSIONAL EMERGING MARKETS VALUE FUND

 SCHEDULE OF INVESTMENTS.................................................. 1487

 NOTES TO SCHEDULE OF INVESTMENTS.........................................
    Organization.......................................................... 1526
    Security Valuation.................................................... 1526
    Financial Instruments................................................. 1527
    Federal Tax Cost...................................................... 1528
    Other................................................................. 1528
    Recent Issued Accounting Standards.................................... 1528
    Subseqent Event Evaluations........................................... 1528

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       THE DFA INVESTMENT TRUST COMPANY
                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS

Investment Abbreviations

   ADR           American Depositary Receipt
   AGM           Assured Guaranty Municipal Corporation
   AMBAC         American Municipal Bond Assurance Corporation
   ASSURED GTY   Assured Guaranty
   CP            Certified Participation
   ETM           Escrowed to Maturity
   FGIC          Federal Guaranty Insurance Corporation
   FSA           Financial Security Assurance
   FNMA          Federal National Mortgage Association
   GDR           Global Depositary Receipt
   GO            General Obligation
   LLC           Limited Liability Company
   MBIA          Municipal Bond Insurance Association
   NATL-RE       Credit rating enhanced by guaranty or insurance from National
                 Public Finance Guarantee Corp.
   NVDR          Non-Voting Depository Receipt
   P.L.C.        Public Limited Company
   PSF-GTD       Public School Fund Guarantee
   RB            Revenue Bond
   REIT          Real Estate Investment Trust
   SA            Special Assessment
   SCH BD GTY    School Bond Guaranty
   SCSDE         South Carolina State Department of Education
   SDR           Special Drawing Rights
   SPDR          Standard & Poor's Depository Receipts
   TAN           Tax Anticipation Note

Investment Footnotes

   +             See Security Valuation Note within the Notes to Schedules of
                 Investments.
   ++            Securities have generally been fair valued. See Security
                 Valuation Note within the Notes to Schedules of Investments.
   *             Non-Income Producing Securities.
   #             Total or Partial Securities on Loan.
   ##            Par amount of collateral is a part of a pooled collateral
                 facility. Value is indicative of the value allocated to this
                 Fund/Portfolio/Series as a part of this facility.
   ^             Denominated in local currency or the Euro, unless otherwise noted.
   ^^            See Federal Tax Cost Note within the Notes to Schedules of
                 Investments.
   @             Security purchased with cash proceeds from Securities on Loan.
   .             Security is being fair valued as of July 31, 2011.
   (r)           The adjustable or variable rate shown is effective as of July 31,
                 2011.
   (y)           The rate shown is the effective yield.
   (t)           Face Amount denominated in Australian Dollars.
   (g)           Face Amount denominated in British Pounds.
   (c)           Face Amount denominated in Canadian Dollars.
   (e)           Face Amount denominated in Euro.
   (z)           Face Amount denominated in New Zealand Dollars.
   (n)           Face Amount denominated in Norwegian Krone.
   (u)           Face Amount denominated in United States Dollars.
   (S)           Affiliated Fund.
   --            Amounts designated as -- are either zero or rounded to zero.
   !             Security segregated as collateral for the Open Futures Contracts.
   @@            Security segregated as collateral for Swap Agreements.

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)
                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
BONDS -- (80.2%)
AUSTRALIA -- (0.4%)
BHP Billiton Finance USA, Ltd.
(u) 4.800%, 04/15/13.......................................    600  $   641,134
                                                                    -----------
AUSTRIA -- (3.4%)
Asfinag AG
(u) 2.000%, 10/22/12.......................................  3,650    3,720,270
Oesterreichische Volksbanken AG
(e) 3.000%, 02/09/12.......................................  1,600    2,311,015
                                                                    -----------
TOTAL AUSTRIA                                                         6,031,285
                                                                    -----------
CANADA -- (17.7%)
Alberta Capital Finance Authority
   5.850%, 06/01/12........................................  2,000    2,172,024
Bank of Nova Scotia
(u) 2.250%, 01/22/13.......................................  1,300    1,330,870
British Columbia, Province of Canada
   5.500%, 04/24/13........................................  4,000    4,459,260
Canada Housing Trust
   3.600%, 06/15/13........................................  4,700    5,111,487
Canadian Government Bond
   1.750%, 03/01/13........................................  3,800    4,003,513
Canadian National Railway Co.
(u) 4.400%, 03/15/13.......................................    600      635,882
Canadian Natural Resources, Ltd.
(u) 5.150%, 02/01/13.......................................    600      636,991
Ontario Electricity Financial Corp.
(u) 7.450%, 03/31/13.......................................  3,200    3,546,771
Ontario, Province of Canada
   5.500%, 04/17/13........................................  4,000    4,437,034
Toronto-Dominion Bank (The)
   4.854%, 02/13/13........................................  4,000    4,387,378
TransCanada PipeLines, Ltd.
(u) 4.000%, 06/15/13.......................................    685      725,475
                                                                    -----------
TOTAL CANADA...............................................          31,446,685
                                                                    -----------
DENMARK -- (1.6%)
FIH Erhvervsbank A.S.
(u) 2.450%, 08/17/12.......................................  2,800    2,854,387
                                                                    -----------
FINLAND -- (0.3%)
Nordea Bank Finland P.L.C. Floating Rate Note
(r)(u)0.748%,02/07/13......................................    500      501,056
                                                                    -----------

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
FRANCE -- (5.6%)
Caisse d'Amortissement de la Dette Sociale SA
(u) 2.250%, 07/06/12.......................................  3,500  $ 3,553,624
(u) 5.375%, 07/17/12.......................................    500      523,715
Societe Financement del'Economie Francaise SA
(u) 2.250%, 06/11/12.......................................  1,500    1,523,313
Total Capital SA
(g) 5.500%, 01/29/13.......................................  2,500    4,348,072
                                                                    -----------
TOTAL FRANCE...............................................           9,948,724
                                                                    -----------
GERMANY -- (3.9%)
Deutsche Bank AG
(u) 2.375%, 01/11/13.......................................    600      609,128
IKB Deutsche Industriebank AG
   2.875%, 01/27/12........................................  1,500    2,167,702
Landeskreditbank Baden- Wuerttemberg
Foerderbank AG
(u) 2.000%, 10/01/12.......................................  4,000    4,067,844
                                                                    -----------
TOTAL GERMANY..............................................           6,844,674
                                                                    -----------
JAPAN -- (3.1%)
Development Bank of Japan
(e) 5.625%, 08/02/11.......................................  1,500    2,155,358
Japan Finance Corp.
(u) 1.500%, 07/06/12.......................................  2,000    2,005,548
(u) 2.125%, 11/05/12.......................................  1,300    1,321,220
                                                                    -----------
TOTAL JAPAN................................................           5,482,126
                                                                    -----------
NETHERLANDS -- (7.6%)
Bank Nederlandse Gemeenten NV
(g) 5.750%, 03/07/12.......................................    521      878,612
(u) 1.875%, 03/01/13.......................................  3,000    3,060,063
Diageo Finance BV
(u) 5.500%, 04/01/13.......................................    600      647,120
Rabobank Nederland NV
(u) 3.000%, 09/18/12.......................................  1,700    1,740,844
(u) 3.375%, 02/19/13.......................................  2,500    2,592,965
Shell International Finance BV
(u) 1.875%, 03/25/13.......................................  4,500    4,603,887
                                                                    -----------
TOTAL NETHERLANDS..........................................          13,523,491
                                                                    -----------

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
NORWAY -- (1.7%)
Eksportfinans ASA
(u) 1.875%, 04/02/13.......................................  3,000  $ 3,060,510
                                                                    -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (7.0%)
African Development Bank
(c) 4.850%, 07/24/12.......................................  4,000    4,327,594
Eurofima
(u) 5.125%, 08/02/12.......................................  1,000    1,045,140
(c) 4.875%, 12/04/12.......................................  2,500    2,714,527
European Investment Bank
(u) 5.250%, 05/15/13.......................................  4,000    4,327,884
                                                                    -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                         12,415,145
                                                                    -----------
SWEDEN -- (1.5%)
Kommuninvest I Sverige AB
(u) 5.375%, 07/03/12.......................................  2,600    2,716,992
                                                                    -----------
SWITZERLAND -- (0.4%)
Credit Suisse New York AG
(u) 5.000%, 05/15/13.......................................    600      638,514
                                                                    -----------
UNITED KINGDOM -- (2.4%)
Barclays Bank P.L.C.
(u) 5.450%, 09/12/12.......................................  4,000    4,197,760
                                                                    -----------
UNITED STATES -- (23.6%)
Allstate Corp. (The)
   7.500%, 06/15/13........................................ $  489      543,335
American Express Bank FSB
   5.550%, 10/17/12........................................    600      631,178
Anheuser-Busch Cos., Inc.
   4.375%, 01/15/13........................................    700      733,853
Apache Corp.
   5.250%, 04/15/13........................................    700      752,907
AT&T, Inc.
   4.950%, 01/15/13........................................    600      635,069
Avery Dennison Corp.
   4.875%, 01/15/13........................................    600      628,456
Bank of New York Mellon Corp. (The)
   4.500%, 04/01/13........................................  3,000    3,184,623
BlackRock, Inc.
   2.250%, 12/10/12........................................    600      611,810

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- ----------
                                                             (000)
UNITED STATES -- (Continued)
Caterpillar Financial Services Corp.
   2.000%, 04/05/13........................................ $  650  $  664,196
CenterPoint Energy Resources Corp.
   7.875%, 04/01/13........................................    600     665,092
Citigroup, Inc.
   5.300%, 10/17/12........................................  1,400   1,465,463
Comcast Cable Communications Holdings, Inc.
   8.375%, 03/15/13........................................    600     669,803
Computer Sciences Corp.
   5.000%, 02/15/13........................................    600     630,179
Dominion Resources, Inc.
   5.000%, 03/15/13........................................    600     638,845
Dow Chemical Co. (The)
   6.000%, 10/01/12........................................    385     407,240
Enterprise Products Operating LLC
   6.375%, 02/01/13........................................    664     710,883
Fifth Third Bancorp
   6.250%, 05/01/13........................................    600     647,855
General Electric Capital Corp.
   6.000%, 06/15/12........................................    800     838,474
   2.800%, 01/08/13........................................  2,000   2,051,748
General Electric Co.
   5.000%, 02/01/13........................................  1,500   1,590,186
Goldman Sachs Group, Inc.(The)
   5.450%, 11/01/12........................................  1,360   1,435,616
Hewlett-Packard Co.
   4.500%, 03/01/13........................................    600     636,649
Historic TW, Inc.
   9.125%, 01/15/13........................................    600     664,596
HSBC Finance Corp.
   6.375%, 11/27/12........................................    600     639,658
International Business Machines Corp.
   2.100%, 05/06/13........................................    700     718,246
John Deere Capital Corp.
   4.500%, 04/03/13........................................    700     743,704
Johnson & Johnson
   0.700%, 05/15/13........................................  2,000   2,005,236
JPMorgan Chase & Co.
   5.375%, 10/01/12........................................    800     841,881
Kroger Co. (The)
   5.500%, 02/01/13........................................    600     640,175
Merrill Lynch & Co., Inc.
   5.450%, 02/05/13........................................  1,400   1,473,399

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT      VALUE+
                                                        ---------- ------------
                                                          (000)
UNITED STATES -- (Continued)
Morgan Stanley
   5.300%, 03/01/13.................................... $    1,400 $  1,475,775
Nisource Finance Corp.
   6.150%, 03/01/13....................................        600      644,273
PepsiCo, Inc.
   4.650%, 02/15/13....................................        600      636,712
Philip Morris International, Inc.
   4.875%, 05/16/13....................................        600      642,902
Pitney Bowes, Inc.
   4.625%, 10/01/12....................................        600      623,380
Prudential Financial, Inc.
   5.150%, 01/15/13....................................        600      632,150
SunTrust Banks, Inc.
   5.250%, 11/05/12....................................        500      524,802
Target Corp.
   4.000%, 06/15/13....................................        977    1,038,005
TD Ameritrade Holding Corp.
   2.950%, 12/01/12....................................        700      715,966
Travelers Property Casualty Corp.
   5.000%, 03/15/13....................................        700      744,737
UnitedHealth Group, Inc.
   5.500%, 11/15/12....................................        250      264,604
Verizon Communications, Inc.
   4.350%, 02/15/13....................................        600      631,128
Wal-Mart Stores, Inc.
   4.250%, 04/15/13....................................      4,095    4,350,708
Wells Fargo Bank & Co.
   4.375%, 01/31/13....................................        500      524,587
                                                                   ------------
TOTAL UNITED STATES....................................              41,950,084
                                                                   ------------
TOTAL BONDS............................................             142,252,567
                                                                   ------------

                                                           FACE
                                                          AMOUNT      VALUE+
                                                        ---------- ------------
                                                          (000)
AGENCY OBLIGATIONS -- (15.8%)
Federal Farm Credit Discount Note
(y)! 0.140%, 09/08/11.................................. $    9,000 $  8,998,956
Federal Home Loan Bank
   1.875%, 06/21/13....................................      4,500    4,621,199
Federal Home Loan Mortgage Corporation
   3.500%, 05/29/13....................................      2,000    2,111,398
Federal National Mortgage Association
   1.500%, 06/26/13....................................      6,000    6,118,968
   3.875%, 07/12/13....................................      2,000    2,133,418
Federal National Mortgage Association Discount Note
(y)! 0.112%, 09/07/11..................................      4,000    3,999,548
                                                                   ------------
TOTAL AGENCY OBLIGATIONS. .............................              27,983,487
                                                                   ------------

                                                          SHARES
                                                        ----------
EXCHANGE-TRADED FUND -- (3.2%)
UNITED STATES -- (3.2%)
   SPDR Trust Series I.................................     44,100 $  5,691,105
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
   BlackRock Liquidity Funds Tempcash Portfolio -
     Institutional Shares..............................  1,447,382    1,447,382
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $173,990,461)^^.........................................   $177,374,541
                                                                   ============

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                               VALUATION INPUTS
                                ----------------------------------------------
                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                -----------  ------------ ------- ------------
 Bonds.........................          --  $142,252,567   --    $142,252,567
 Agency Obligations............          --    27,983,487   --      27,983,487
 Exchange-Traded Fund.......... $ 5,691,105            --   --       5,691,105
 Temporary Cash Investments....   1,447,382            --   --       1,447,382
 Forward Foreign Currency
   Contracts**.................          --       171,566   --         171,566
 Futures Contracts**...........  (4,688,013)           --   --      (4,688,013)
                                -----------  ------------   --    ------------
 TOTAL......................... $ 2,450,474  $170,407,620   --    $172,858,094
                                ===========  ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment...............................

              See accompanying Notes to Schedules of Investments.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011

                                  (UNAUDITED)

                        U.S. LARGE CAP VALUE PORTFOLIO

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of
  The DFA Investment Trust Company.............................. $7,613,932,796
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $5,727,042,233)^^.................................... $7,613,932,796
                                                                 ==============

Summary of inputs used to value the Portfolio's Master Fund's investments as of July 31, 2011 located within this report (See Security Valuation Note):

              See accompanying Notes to Schedules of Investments.

                         U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                             SHARES    VALUE+
                                                             ------- ----------
COMMON STOCKS -- (87.3%)
Consumer Discretionary -- (14.5%)
   *1-800-FLOWERS.COM, Inc.................................. 118,288 $  356,047
   *99 Cents Only Stores.................................... 137,147  2,708,653
    Aaron's, Inc............................................ 183,451  4,624,800
   *AC Moore Arts & Crafts, Inc............................. 117,669    217,688
    Acme United Corp........................................  12,718    128,579
    AH Belo Corp............................................ 103,994    665,562
    Aldila, Inc.............................................  26,679    102,714
    Amcon Distributing Co...................................     228     14,902
   *American Biltrite, Inc..................................   1,234     10,415
   #American Greetings Corp. Class A........................  38,000    842,460
   *America's Car-Mart, Inc.................................  56,120  1,899,101
    Ameristar Casinos, Inc..................................  21,140    469,308
  #*Archipelago Learning, Inc...............................  45,443    438,071
   *Arctic Cat, Inc.........................................  65,328  1,076,605
    Ark Restaurants Corp....................................   9,140    138,471
   *Asbury Automotive Group, Inc............................  66,400  1,429,592
   *Ascent Capital Group, Inc. Class A......................  58,489  2,813,906
  #*Atrinsic, Inc...........................................  20,657     81,389
   *Audiovox Corp. Class A..................................  89,823    645,827
  #*AutoNation, Inc.........................................  64,849  2,438,971
   *Ballantyne Strong, Inc..................................  30,246    115,540
   #Barnes & Noble, Inc..................................... 270,612  4,708,649
    Bassett Furniture Industries, Inc.......................  53,348    421,449
   *Beasley Broadcast Group, Inc............................  15,520     65,339
   *Beazer Homes USA, Inc................................... 453,708  1,315,753
    bebe stores, Inc........................................ 370,532  2,745,642
   *Belo Corp...............................................  73,339    512,640
   *Benihana, Inc. (082047101)..............................  12,744    116,225
   *Benihana, Inc. (082047200)..............................  13,854    127,734
    Big 5 Sporting Goods Corp...............................  48,212    397,749
   *Biglari Holdings, Inc...................................   6,438  2,370,278
   *Bluegreen Corp.......................................... 147,865    381,492
    Blyth, Inc..............................................  42,109  2,663,815
    Bob Evans Farms, Inc.................................... 137,688  4,755,744
   #Books-A-Million, Inc....................................  63,563    196,410
  #*Boyd Gaming Corp........................................ 408,260  3,568,192
   *Brookfield Residential Properties, Inc..................   1,803     17,976
   #Brown Shoe Co., Inc..................................... 207,468  2,095,427
   #Brunswick Corp..........................................  66,846  1,459,248
   *Build-A-Bear-Workshop, Inc.............................. 114,709    710,049
  #*Cabela's, Inc........................................... 345,772  9,460,322
   *Cache, Inc..............................................  71,789    416,376
   #Callaway Golf Co........................................ 322,361  2,046,992
   *Cambium Learning Group, Inc.............................  54,091    170,928
   *Canterbury Park Holding Corp............................   5,227     59,431
   *Career Education Corp...................................  61,200  1,388,628
   *Carmike Cinemas, Inc....................................   8,546     53,071
    Carriage Services, Inc..................................  54,561    311,543
   *Carter's, Inc...........................................  12,900    432,150
   *Casual Male Retail Group, Inc........................... 133,688    562,826
   *Cavco Industries, Inc...................................  30,552  1,300,293
   *Central European Media Enterprises, Ltd. Class A........   3,634     69,482
  #*Charles & Colvard, Ltd..................................  28,206     69,105
   *Charming Shoppes, Inc................................... 469,639  1,925,520
  #*Children's Place Retail Stores, Inc. (The)..............  20,600    995,392
    Christopher & Banks Corp................................ 161,271  1,016,007
    Churchill Downs, Inc....................................  57,389  2,521,099
    Cinemark Holdings, Inc..................................  68,565  1,336,332

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
   *Citi Trends, Inc.......................................     895 $    12,557
   *Clear Channel Outdoor Holdings, Inc. Class A...........  85,215   1,001,276
   *Cobra Electronics Corp.................................   5,177      20,190
  #*Collective Brands, Inc................................. 278,432   3,279,929
    Collectors Universe, Inc...............................  10,073     157,542
    Columbia Sportswear Co.................................   1,030      59,122
  #*Conn's, Inc............................................ 181,961   1,497,539
   *Core-Mark Holding Co., Inc.............................  59,937   2,232,054
  #*Corinthian Colleges, Inc............................... 221,238     920,350
  #*Cost Plus, Inc.........................................  50,063     445,060
   *Craftmade International, Inc...........................     400       1,200
   *Crocs, Inc............................................. 101,429   3,177,771
    CSS Industries, Inc....................................  10,715     212,586
   *Culp, Inc..............................................  16,845     149,921
   *Cybex International, Inc...............................  28,075      22,488
   *dELiA*s, Inc........................................... 102,506     180,411
   *Delta Apparel, Inc.....................................  20,396     401,189
    Destination Maternity Corp.............................  27,473     451,107
   *DGSE Cos., Inc.........................................     859       7,611
   #Dillard's, Inc. Class A................................ 240,649  13,538,913
   *DineEquity, Inc........................................  81,900   4,266,990
   *Dixie Group, Inc.......................................  19,223      83,236
   *Dolan Media Co......................................... 118,793     942,028
   *Dorman Products, Inc...................................   6,089     217,560
    Dover Downs Gaming & Entertainment, Inc................  24,373      75,556
   *Dover Motorsports, Inc.................................  21,900      40,515
    DR Horton, Inc......................................... 530,884   6,306,902
    Drew Industries, Inc...................................  71,656   1,526,273
   *DSW, Inc...............................................  37,296   1,975,942
   *E.W. Scripps Co. Class A (The)......................... 229,697   1,979,988
  #*Education Management Corp..............................  38,986     869,778
    Educational Development Corp...........................     396       2,119
   *Emerson Radio Corp..................................... 109,398     193,634
   *Entercom Communications Corp...........................  13,551     107,595
    Escalade, Inc..........................................   1,243       7,359
   #Ethan Allen Interiors, Inc.............................  49,698     914,443
   *Ever-Glory International Group, Inc....................     815       1,540
   *Exide Technologies.....................................  66,275     474,529
   *Famous Dave's of America, Inc..........................     105       1,077
   *Federal-Mogul Corp..................................... 155,359   2,978,232
    Finish Line, Inc. Class A.............................. 231,108   4,922,600
   *Fisher Communications, Inc.............................  40,982   1,201,592
    Flexsteel Industries, Inc..............................  12,867     196,222
    Foot Locker, Inc....................................... 476,481  10,353,932
    Fred's, Inc............................................ 184,703   2,434,386
    Frisch's Restaurants, Inc..............................   1,624      34,250
  #*Fuel Systems Solutions, Inc............................  21,900     465,156
   *Full House Resorts, Inc................................  69,746     220,397
   *Furniture Brands International, Inc.................... 252,246   1,016,551
    Gaiam, Inc.............................................  46,102     199,161
  #*GameStop Corp. Class A................................. 397,119   9,364,066
    Gaming Partners International Corp.....................  17,120     134,221
   #Gannett Co., Inc....................................... 343,932   4,388,572
  #*Gaylord Entertainment Co............................... 204,517   6,000,529
   *Genesco, Inc........................................... 110,247   5,710,795
   *G-III Apparel Group, Ltd...............................  19,928     615,177
  #*Golfsmith International Holdings, Inc..................   6,065      25,170
   *Gray Television, Inc................................... 235,912     573,266
   *Great Wolf Resorts, Inc................................ 123,806     432,083
   #Group 1 Automotive, Inc................................ 146,690   6,986,845
    Harte-Hanks, Inc....................................... 188,909   1,543,387

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
    Haverty Furniture Cos., Inc............................  90,668 $ 1,005,508
   *Heelys, Inc............................................ 114,416     257,436
   *Helen of Troy, Ltd..................................... 140,050   4,516,613
   *Hollywood Media Corp...................................  11,439      18,417
    Hooker Furniture Corp..................................  54,414     490,814
    Hot Topic, Inc......................................... 296,146   2,212,211
   *Iconix Brand Group, Inc................................ 354,283   8,265,422
    International Speedway Corp............................ 119,363   3,338,583
   *Isle of Capri Casinos, Inc............................. 172,879   1,466,014
   *J. Alexander's Corp....................................   4,290      28,057
  #*JAKKS Pacific, Inc.....................................  74,063   1,292,399
    Jarden Corp............................................ 207,642   6,434,826
   *Johnson Outdoors, Inc. Class A.........................   9,443     168,369
    Jones Group, Inc. (The)................................ 279,083   3,611,334
   *Journal Communications, Inc............................ 174,053     863,303
   #KB Home................................................ 338,472   2,873,627
   *Kenneth Cole Productions, Inc. Class A.................  49,064     626,057
   *Kid Brands, Inc........................................  85,430     392,124
  #*Kirkland's, Inc........................................  61,577     664,416
   *Kona Grill, Inc........................................   1,201       8,839
    KSW, Inc...............................................  16,593      65,542
  #*K-Swiss, Inc. Class A.................................. 109,848   1,170,980
    Lacrosse Footwear, Inc.................................  13,558     188,456
   *Lakeland Industries, Inc...............................  27,627     227,646
   *Lakes Entertainment, Inc............................... 114,598     249,824
   *La-Z-Boy, Inc.......................................... 244,795   2,146,852
   *Leapfrog Enterprises, Inc..............................     347       1,353
  #*Lee Enterprises, Inc................................... 198,155     182,303
   #Lennar Corp. Class A................................... 430,914   7,622,869
    Lennar Corp. Class B Voting............................  61,199     862,906
   *Liberty Media Corp. Capital Class A.................... 139,435  11,128,307
   *Liberty Media Corp. Interactive Class A................  32,538     533,949
  #*Life Time Fitness, Inc.................................  41,300   1,724,688
    Lifetime Brands, Inc...................................  56,716     623,876
   #Lincoln Educational Services Corp......................  38,993     697,195
    Lithia Motors, Inc..................................... 106,247   2,192,938
   *Live Nation Entertainment, Inc......................... 636,589   7,066,138
   *Luby's, Inc............................................ 129,581     708,808
   *M/I Homes, Inc......................................... 109,143   1,233,316
    Mac-Gray Corp..........................................  59,580     875,826
   *Madison Square Garden Co. (The)........................ 134,149   3,554,948
    Marcus Corp............................................ 116,850   1,131,108
   *MarineMax, Inc......................................... 135,127   1,241,817
    Matthews International Corp. Class A...................   6,500     235,235
   *MAXXAM, Inc............................................      10       6,500
  #*McClatchy Co. (The).................................... 325,123     731,527
   *McCormick & Schmick's Seafood Restaurants, Inc.........  83,364     736,938
   #MDC Holdings, Inc......................................  90,744   2,051,722
  #*Media General, Inc. Class A............................ 117,338     320,333
    Men's Wearhouse, Inc. (The)............................ 259,084   8,495,364
   *Meritage Homes Corp.................................... 130,250   2,845,962
   *Modine Manufacturing Co................................ 178,000   2,653,980
   *Mohawk Industries, Inc................................. 210,899  10,973,075
   *Monarch Casino & Resort, Inc...........................  23,502     271,448
   *Morton's Restaurant Group, Inc.........................  66,071     457,872
   *Motorcar Parts of America, Inc.........................  54,881     708,514
    Movado Group, Inc......................................  90,236   1,460,018
   *MTR Gaming Group, Inc..................................  51,855     152,972
   *Multimedia Games Holding Co., Inc......................  95,823     415,872
   *Nathan's Famous, Inc...................................   6,583     125,143
   *Nautilus, Inc.......................................... 119,590     224,829

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   *Navarre Corp............................................  43,667 $   86,461
   *New Frontier Media, Inc.................................  89,879    125,831
   *New York & Co., Inc..................................... 248,486  1,356,734
   *Nobility Homes, Inc.....................................     946      7,473
  #*O'Charley's, Inc........................................ 120,382    733,126
   *Office Depot, Inc....................................... 357,456  1,351,184
   *Orbitz Worldwide, Inc...................................   7,831     25,529
   *Orient-Express Hotels, Ltd.............................. 459,304  4,542,517
 .#*Orleans Homebuilders, Inc...............................  16,969         --
    Outdoor Channel Holdings, Inc...........................  99,468    661,462
   *P & F Industries, Inc. Class A..........................   1,458      7,115
  #*Pacific Sunwear of California, Inc...................... 404,805  1,129,406
   *Penn National Gaming, Inc............................... 236,373  9,911,120
   #Penske Automotive Group, Inc............................ 385,777  8,537,245
   #Pep Boys - Manny, Moe & Jack (The)...................... 237,752  2,555,834
   *Perry Ellis International, Inc..........................  76,500  1,787,805
   *Pinnacle Entertainment, Inc............................. 292,521  4,221,078
  #*Pulte Group, Inc........................................ 408,870  2,808,937
    PVH Corp................................................ 100,765  7,209,736
   *Quiksilver, Inc......................................... 785,819  4,133,408
  #*Radio One, Inc.......................................... 103,935    148,627
   *Reading International, Inc. Class A.....................   8,787     38,223
   *Red Lion Hotels Corp....................................  75,511    570,108
   *Red Robin Gourmet Burgers, Inc..........................  88,549  3,047,857
    Regis Corp.............................................. 286,708  4,257,614
   #Rent-A-Center, Inc...................................... 265,181  7,173,146
    RG Barry Corp...........................................  26,050    296,189
   *Rick's Cabaret International, Inc.......................  53,340    437,388
   *Rocky Brands, Inc.......................................  33,813    430,439
   *Ruby Tuesday, Inc....................................... 345,778  3,143,122
   *Ruth's Hospitality Group, Inc...........................  60,853    349,905
   #Ryland Group, Inc. (The)................................ 199,600  2,940,108
   *Saga Communications, Inc................................  12,163    395,541
  #*Saks, Inc............................................... 755,984  8,119,268
    Salem Communications Corp...............................  17,020     55,485
    Scholastic Corp......................................... 150,930  4,334,710
   *Scientific Games Corp...................................  72,599    663,555
    Service Corp. International............................. 667,386  6,987,531
    Shiloh Industries, Inc..................................  31,526    331,969
   *Shoe Carnival, Inc......................................  66,243  2,092,616
    Sinclair Broadcast Group, Inc. Class A..................  63,779    632,050
  #*Skechers U.S.A., Inc. Class A........................... 153,470  2,555,276
    Skyline Corp............................................  41,629    563,240
   *Smith & Wesson Holding Corp.............................  15,373     51,653
   #Sonic Automotive, Inc................................... 128,102  2,007,358
    Spartan Motors, Inc..................................... 178,157    819,522
   #Speedway Motorsports, Inc............................... 199,002  2,706,427
   *Sport Chalet, Inc. Class A..............................   8,807     17,526
   #Stage Stores, Inc....................................... 180,381  3,210,782
    Standard Motor Products, Inc............................ 108,500  1,540,700
   *Stanley Furniture, Inc..................................  62,493    258,096
    Stein Mart, Inc......................................... 142,446  1,353,237
   *Steinway Musical Instruments, Inc.......................  58,857  1,706,264
    Stewart Enterprises, Inc................................ 371,106  2,579,187
  #*Stoneridge, Inc.........................................  47,472    592,451
    Strattec Security Corp..................................   4,900    125,195
    Superior Industries International, Inc.................. 153,618  3,109,228
   *Syms Corp...............................................  15,265    159,367
   *Systemax, Inc...........................................  52,504    855,290
   *Tandy Brands Accessories, Inc...........................   5,781     12,082
   *Tandy Leather Factory, Inc..............................   2,281     11,656

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Discretionary -- (Continued)
   *Timberland Co. Class A..............................     8,148 $    348,653
   *Toll Brothers, Inc..................................   509,058   10,160,798
   *Trans World Entertainment Corp......................       800        1,640
   *Tuesday Morning Corp................................   200,589      862,533
  #*Unifi, Inc..........................................    96,247    1,234,849
   *Universal Electronics, Inc..........................    19,818      463,939
    Vail Resorts, Inc...................................    92,600    4,236,450
   *Valuevision Media, Inc. Class A.....................    37,568      281,384
   #Washington Post Co. Class B.........................    20,536    8,261,633
   *Wells-Gardner Electronics Corp......................     3,878        7,717
    Wendy's Co. (The)................................... 1,452,888    7,656,720
   *West Marine, Inc....................................   117,250    1,201,812
   *Wet Seal, Inc. (The)................................   362,505    1,772,649
   #Weyco Group, Inc....................................     2,416       55,955
    Wyndham Worldwide Corp..............................    34,296    1,186,299
   *Zale Corp...........................................   159,675      895,777
                                                                   ------------
Total Consumer Discretionary............................            458,870,494
                                                                   ------------
Consumer Staples -- (3.7%)
    Alico, Inc..........................................     3,757       91,708
   *Alliance One International, Inc.....................   487,108    1,602,585
    Andersons, Inc. (The)...............................    76,589    3,148,574
   #B&G Foods, Inc......................................   203,927    3,831,788
   *Cagle's, Inc. Class A...............................     6,808       28,321
    CCA Industries, Inc.................................    24,286      136,730
  #*Central European Distribution Corp..................   143,477    1,388,857
   *Central Garden & Pet Co.............................    92,273      824,921
   *Central Garden & Pet Co. Class A....................   192,018    1,682,078
   *Chiquita Brands International, Inc..................   230,642    2,730,801
    Coca-Cola Bottling Co...............................     5,408      348,924
   *Constellation Brands, Inc. Class A..................   572,827   11,679,943
   *Craft Brewers Alliance, Inc.........................    48,041      374,239
   *Dean Foods Co.......................................   197,087    2,171,899
  #*Dole Food Co., Inc..................................   296,399    4,205,902
   *Elizabeth Arden, Inc................................   112,587    3,627,553
    Farmer Brothers Co..................................    38,880      304,430
    Fresh Del Monte Produce, Inc........................   279,979    6,862,285
    Golden Enterprises, Inc.............................     9,753       33,160
    Griffin Land & Nurseries, Inc. Class A..............    12,738      355,518
   *Hain Celestial Group, Inc...........................   178,298    5,764,374
  #*Heckmann Corp.......................................   280,652    1,692,332
  #*HQ Sustainable Maritime Industries, Inc.............    31,780        6,674
    Imperial Sugar Co...................................    67,949    1,568,263
    Ingles Markets, Inc.................................    57,117      879,602
    Inter Parfums, Inc..................................    75,032    1,503,641
    J & J Snack Foods Corp..............................     1,550       80,120
   *John B. Sanfilippo & Son, Inc.......................    25,961      217,294
   *Mannatech, Inc......................................    40,466       33,174
    MGP Ingredients, Inc................................    55,785      439,028
    Nash-Finch Co.......................................    71,489    2,559,306
   *Natural Alternatives International, Inc.............     7,432       35,748
   *Nutraceutical International Corp....................    56,298      833,210
    Oil-Dri Corp. of America............................     7,441      153,954
   *Omega Protein Corp..................................   104,830    1,270,540
    Orchids Paper Products Co...........................       951       12,220
   *Overhill Farms, Inc.................................     1,300        6,695
   *Pantry, Inc.........................................    97,010    1,728,718
   *Parlux Fragrances, Inc..............................    66,931      202,132
   *Physicians Formula Holdings, Inc....................    66,427      252,423
  #*Pilgrim's Pride Corp................................    74,877      359,410
   *Prestige Brands Holdings, Inc.......................   289,720    3,540,378

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Staples -- (Continued)
   *Ralcorp Holdings, Inc................................. 166,665 $ 14,416,522
    Reliv' International, Inc.............................     600        1,074
   #Ruddick Corp..........................................   5,227      219,011
   #Sanderson Farms, Inc..................................  41,280    1,907,962
    Schiff Nutrition International, Inc...................   4,304       49,797
   *Seneca Foods Corp.....................................  21,623      560,036
   *Smart Balance, Inc.................................... 275,433    1,305,552
   *Smithfield Foods, Inc................................. 512,700   11,289,654
    Snyders-Lance, Inc....................................   2,658       54,250
    Spartan Stores, Inc................................... 108,525    1,916,552
   *Spectrum Brands Holdings, Inc.........................  61,370    1,638,579
  #*SUPERVALU, Inc........................................   4,252       36,567
   *Susser Holdings Corp..................................  71,823    1,171,433
   #Tootsie Roll Industries, Inc..........................  10,333      289,841
  #*TreeHouse Foods, Inc..................................  68,447    3,534,603
   #Universal Corp........................................ 108,529    3,985,185
    Village Super Market, Inc.............................   7,987      214,691
    Weis Markets, Inc.....................................  70,031    2,814,546
   *Winn-Dixie Stores, Inc................................ 241,311    2,166,973
                                                                   ------------
Total Consumer Staples....................................          116,142,280
                                                                   ------------
Energy -- (10.0%)
    Adams Resources & Energy, Inc.........................   7,258      187,256
    Alon USA Energy, Inc.................................. 167,443    2,036,107
   *Approach Resources, Inc...............................  87,580    2,273,577
  #*ATP Oil & Gas Corp....................................  67,637      980,060
   *Barnwell Industries, Inc..............................  21,188       94,075
   *Basic Energy Services, Inc............................ 248,771    8,057,693
   #Berry Petroleum Corp. Class A.........................  43,468    2,492,890
   *Bill Barrett Corp..................................... 221,991   11,046,272
   *Bolt Technology Corp..................................  40,803      515,342
  #*BPZ Resources, Inc.................................... 125,916      455,816
    Bristow Group, Inc.................................... 167,782    8,134,071
    Cabot Oil & Gas Corp..................................  12,915      956,743
   *Cal Dive International, Inc........................... 442,590    2,469,652
   *Clayton Williams Energy, Inc..........................   5,551      368,142
   *Complete Production Services, Inc..................... 144,476    5,617,227
  #*Comstock Resources, Inc............................... 212,332    6,773,391
   *Contango Oil & Gas Co.................................   8,300      523,564
   *CREDO Petroleum Corp..................................   5,332       52,254
   *Crimson Exploration, Inc..............................  76,201      240,033
    Crosstex Energy, Inc.................................. 268,617    3,921,808
   *CVR Energy, Inc....................................... 352,655    9,468,787
   *Dawson Geophysical Co.................................  46,821    1,858,326
    Delek US Holdings, Inc................................ 163,820    2,722,688
   #DHT Holdings, Inc..................................... 269,063      968,627
   *Double Eagle Petroleum Co.............................  49,092      529,212
  #*Endeavour International Corp..........................  24,227      303,807
   *Energy Partners, Ltd.................................. 175,128    2,978,927
   *ENGlobal Corp.........................................  50,044      200,176
  #*Exterran Holdings, Inc................................ 284,147    5,251,037
  #*General Maritime Corp................................. 298,425      325,283
   *Geokinetics, Inc......................................  61,569      384,806
  #*GeoResources, Inc.....................................  60,732    1,549,881
   *Global Industries, Ltd................................ 499,107    2,560,419
  #*GMX Resources, Inc.................................... 251,134    1,218,000
  #*Goodrich Petroleum Corp...............................  70,947    1,406,879
  #*Green Plains Renewable Energy, Inc.................... 170,617    1,868,256
    Gulf Island Fabrication, Inc..........................  72,323    2,502,376
   *Gulfmark Offshore, Inc................................ 122,012    5,946,865
   *Gulfport Energy Corp..................................   2,753      100,374

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Energy -- (Continued)
  #*Harvest Natural Resources, Inc........................ 194,361 $  2,662,746
   *Helix Energy Solutions Group, Inc..................... 494,307    9,678,531
   *Hercules Offshore, Inc................................ 664,913    3,125,091
   *HKN, Inc..............................................  49,963      110,918
    HollyFrontier Corp.................................... 161,372   12,165,835
  #*Hornbeck Offshore Services, Inc....................... 123,891    3,449,125
  #*Key Energy Services, Inc.............................. 363,124    7,077,287
  #*Lucas Energy, Inc.....................................  77,422      208,265
   *Matrix Service Co.....................................  64,743      902,517
  #*Mexco Energy Corp.....................................   6,363       62,930
   *Mitcham Industries, Inc...............................  49,062      890,966
   *Natural Gas Services Group, Inc.......................  60,748      966,501
   *Newpark Resources, Inc................................ 480,197    4,461,030
  #*Oil States International, Inc.........................  68,517    5,529,322
   #Overseas Shipholding Group, Inc....................... 145,848    3,549,940
   *Parker Drilling Co.................................... 535,305    3,393,834
  #*Patriot Coal Corp..................................... 220,286    4,165,608
    Patterson-UTI Energy, Inc............................. 424,189   13,798,868
   #Penn Virginia Corp.................................... 210,674    2,764,043
   *Petroleum Development Corp............................ 108,885    3,954,703
  #*PetroQuest Energy, Inc................................  77,670      631,457
   *PHI, Inc. Non-Voting..................................  64,426    1,387,092
   *PHI, Inc. Voting......................................     175        3,692
   *Pioneer Drilling Co................................... 336,370    5,472,740
    Pioneer Natural Resources Co..........................     400       37,196
   *Plains Exploration & Production Co.................... 372,012   14,512,188
  #*Rex Energy Corp....................................... 209,576    2,320,006
  #*Rosetta Resources, Inc................................  14,562      753,875
   *Rowan Cos., Inc....................................... 419,159   16,418,458
    SEACOR Holdings, Inc..................................  69,071    6,931,966
  #*Seahawk Drilling, Inc.................................   1,413        6,048
   *SemGroup Corp. Class A................................  30,520      710,506
    SM Energy Co..........................................  30,800    2,320,780
   *Stone Energy Corp.....................................  78,580    2,550,707
    Sunoco, Inc........................................... 321,586   13,072,471
   *Superior Energy Services, Inc.........................  32,723    1,357,677
   *Swift Energy Corp..................................... 166,758    6,353,480
    Teekay Corp........................................... 208,893    5,796,781
   *Tesoro Petroleum Corp................................. 480,279   11,665,977
   *Tetra Technologies, Inc............................... 343,530    4,421,231
   *TGC Industries, Inc...................................  28,376      208,847
   #Tidewater, Inc........................................ 169,501    9,210,684
   *Triangle Petroleum Corp...............................   1,830       13,652
   *Union Drilling, Inc................................... 103,839    1,157,805
   *Unit Corp............................................. 134,257    8,056,763
  #*USEC, Inc............................................. 559,795    1,908,901
   *VAALCO Energy, Inc....................................  41,631      277,262
   *Warren Resources, Inc.................................  36,321      147,826
  #*Western Refining, Inc................................. 423,850    8,659,256
   *Whiting Petroleum Corp................................  83,148    4,872,473
   *Willbros Group, Inc................................... 222,205    2,044,286
  #*Zion Oil & Gas, Inc...................................     784        2,775
                                                                   ------------
Total Energy..............................................          315,543,617
                                                                   ------------
Financials -- (19.5%)
   *1st Constitution Bancorp..............................     421        3,200
   #1st Source Corp.......................................  87,527    2,017,497
   *1st United Bancorp, Inc...............................  14,035       83,228
   *21st Century Holding Co...............................  39,772      105,794
    Abington Bancorp, Inc................................. 120,287    1,192,044
    Access National Corp..................................   1,515       12,665

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Advance America Cash Advance Centers, Inc............   232,549 $ 1,639,470
   *Affirmative Insurance Holdings, Inc..................    37,274      83,867
   *Allegheny Corp.......................................    10,955   3,608,687
    Alliance Bancorp, Inc. of Pennsylvania...............       770       8,562
   #Alliance Financial Corp..............................     5,343     172,098
   *Allied World Assurance Co. Holdings AG...............   135,472   7,376,450
   #Alterra Capital Holdings, Ltd........................   352,322   7,677,096
   *American Capital, Ltd................................ 1,070,676  10,353,437
   #American Equity Investment Life Holding Co...........   325,267   3,860,919
    American Financial Group, Inc........................   350,630  11,914,407
   *American Independence Corp...........................       300       1,641
    American National Bankshares, Inc....................     5,683     106,215
    American National Insurance Co.......................    38,714   2,901,227
   *American River Bankshares............................     1,626       9,723
   *American Safety Insurance Holdings, Ltd..............    49,446     927,113
   *Ameris Bancorp.......................................    78,599     795,422
   *AMERISAFE, Inc.......................................    99,481   2,139,836
   *AmeriServe Financial, Inc............................    39,439      87,160
   #AmTrust Financial Services, Inc......................     7,875     182,858
   *Arch Capital Group, Ltd..............................    16,673     563,547
    Argo Group International Holdings, Ltd...............   139,484   4,100,830
   *Aspen Insurance Holdings, Ltd........................   269,884   6,989,996
  #*Asset Acceptance Capital Corp........................   113,199     559,203
   #Associated Banc-Corp.................................   377,164   5,148,289
    Assurant, Inc........................................   305,492  10,881,625
    Assured Guaranty, Ltd................................   516,178   7,303,919
    Asta Funding, Inc....................................    57,885     455,555
   #Astoria Financial Corp...............................   478,359   5,572,882
   *Atlantic Coast Financial Corp........................     5,005      27,327
    Auburn National Bancorporation, Inc..................        50         983
   *Avatar Holdings, Inc.................................    54,891     839,832
    Axis Capital Holdings, Ltd...........................   403,451  12,857,983
    Baldwin & Lyons, Inc.................................       253       6,500
    Baldwin & Lyons, Inc. Class B........................     9,167     222,116
   #BancFirst Corp.......................................    22,823     870,469
    Bancorp Rhode Island, Inc............................     5,395     236,679
   *Bancorp, Inc.........................................   111,356   1,002,204
   #BancorpSouth, Inc....................................    70,412     953,378
   *BancTrust Financial Group, Inc.......................    72,111     170,903
    Bank Mutual Corp.....................................   114,111     423,352
    Bank of Commerce Holdings............................     2,200       8,866
    Bank of Kentucky Financial Corp......................     1,196      28,560
   *Bank of Montreal.....................................    61,234   3,847,945
   *BankAtlantic Bancorp, Inc............................    64,010      65,930
    BankFinancial Corp...................................   112,518     917,022
    Banner Corp..........................................    34,980     647,830
    Bar Harbor Bankshares................................     7,735     220,370
    BCB Bancorp, Inc.....................................     1,153      12,718
   *BCSB Bancorp, Inc....................................       150       2,028
    Beacon Federal Bancorp, Inc..........................       391       5,454
   *Beneficial Mutual Bancorp, Inc.......................    17,517     137,158
    Berkshire Hills Bancorp, Inc.........................    91,701   2,010,086
   *BofI Holding, Inc....................................    46,452     650,096
   #Boston Private Financial Holdings, Inc...............   390,022   2,702,852
   *Bridge Capital Holdings..............................       823       9,234
    Brookline Bancorp, Inc...............................   241,249   2,062,679
    Bryn Mawr Bank Corp..................................     1,330      26,760
    C&F Financial Corp...................................       221       4,752
    Calamos Asset Management, Inc........................    16,094     219,200
    California First National Bancorp....................     1,259      19,540
   *Camco Financial Corp.................................       511         823

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                            SHARES     VALUE+
                                                           --------- ----------
Financials -- (Continued)
    Camden National Corp..................................     2,648 $   84,657
  #*Cape Bancorp, Inc.....................................     3,076     28,945
   *Capital Bank Corp.....................................       994      2,962
    Capital City Bank Group, Inc..........................    67,618    697,142
    Capital Southwest Corp................................    17,418  1,635,724
    CapitalSource, Inc....................................   692,254  4,471,961
    Capitol Federal Financial, Inc........................   170,272  1,947,912
    Cardinal Financial Corp...............................   140,938  1,512,265
   #Cash America International, Inc.......................    65,901  3,687,820
   #Cathay General Bancorp................................   422,078  5,850,001
   #Center Bancorp, Inc...................................    44,286    444,631
   *Center Financial Corp.................................   118,092    727,447
    CenterState Banks of Florida, Inc.....................    74,181    484,402
    Central Bancorp, Inc..................................        67      1,363
   *Central Pacific Financial Corp........................     9,532    128,491
    Century Bancorp, Inc. Class A.........................       949     25,651
    Chemical Financial Corp...............................    73,377  1,391,962
   *Chicopee Bancorp, Inc.................................     1,045     14,818
   #Cincinnati Financial Corp.............................   208,026  5,685,351
   *Citizens Community Bancorp, Inc.......................     6,617     40,165
    Citizens Holding Co...................................     1,103     20,924
  #*Citizens, Inc.........................................    75,121    516,832
    City Holding Co.......................................     3,712    116,074
    Clifton Savings Bancorp, Inc..........................       966      9,805
    CNB Financial Corp....................................     2,049     28,297
   *CNO Financial Group, Inc.............................. 1,229,638  9,037,839
   #CoBiz Financial, Inc..................................   150,003    922,518
    Codorus Valley Bancorp, Inc...........................       276      2,815
   *Colonial Financial Services, Inc......................       388      4,761
   #Columbia Banking System, Inc..........................   139,273  2,452,598
   *Comerica, Inc.........................................   111,329  3,565,862
    Commercial National Financial Corp....................       156      2,997
  #*Commonwealth Bankshares, Inc..........................     1,462        556
   #Community Bank System, Inc............................   103,736  2,609,998
    Community Trust Bancorp, Inc..........................    43,174  1,170,879
   *Community West Bancshares.............................       367      1,235
   *CompuCredit Holdings Corp.............................   105,356    315,014
   #Consolidated-Tokoma Land Co...........................     7,635    222,789
  #*Cowen Group, Inc......................................   244,083    964,128
   *Crescent Financial Corp...............................    35,245    140,980
    CVB Financial Corp....................................    28,217    273,423
  #*Dearborn Bancorp, Inc.................................    47,394     62,560
   #Delphi Financial Group, Inc. Class A..................   211,158  5,684,373
    Dime Community Bancshares, Inc........................    99,084  1,392,130
    Donegal Group, Inc. Class A...........................    72,706    873,926
    Donegal Group, Inc. Class B...........................        59      1,238
   *Doral Financial Corp..................................   107,847    188,732
   *E*Trade Financial Corp................................   179,266  2,846,744
    Eastern Insurance Holdings, Inc.......................    45,624    610,449
    Edelman Financial Group, Inc..........................   144,785  1,104,710
    EMC Insurance Group, Inc..............................    51,742    966,023
    Employers Holdings, Inc...............................    83,582  1,242,029
   *Encore Bancshares, Inc................................    31,494    377,613
   *Encore Capital Group, Inc.............................    45,293  1,238,764
    Endurance Specialty Holdings, Ltd.....................   186,496  7,597,847
   *Enstar Group, Ltd.....................................     6,799    718,246
   #Enterprise Bancorp, Inc...............................     1,395     22,306
    Enterprise Financial Services Corp....................    40,799    569,146
    ESB Financial Corp....................................    35,552    475,686
    ESSA Bancorp, Inc.....................................    79,429    913,434
    Evans Bancorp, Inc....................................       163      2,245

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    Everest Re Group, Ltd................................... 105,755 $8,684,601
   #F.N.B. Corp............................................. 489,757  4,897,570
   *Farmers Capital Bank Corp...............................   1,687      8,941
    FBL Financial Group, Inc. Class A....................... 129,565  4,078,706
    Federal Agricultural Mortgage Corp......................  62,489  1,262,278
   #Fidelity National Financial, Inc........................   2,420     39,446
  #*Fidelity Southern Corp..................................  10,349     70,166
    Financial Institutions, Inc.............................  18,538    310,882
   *First Acceptance Corp...................................  83,671    138,894
    First Advantage Bancorp.................................     239      3,074
    First American Financial Corp........................... 294,448  4,708,224
    First Bancorp...........................................  69,450    684,082
    First Bancorp, Inc......................................   9,449    139,184
    First Bancshares, Inc. (The)............................     137      1,358
   #First Busey Corp........................................ 130,177    675,619
    First Business Financial Services, Inc..................     614      8,602
   *First California Financial Group, Inc...................  12,673     46,383
    First Citizens BancShares, Inc..........................   5,350    963,642
   #First Commonwealth Financial Corp....................... 462,136  2,375,379
    First Community Bancshares, Inc.........................  26,932    339,074
   *First Defiance Financial Corp...........................  40,047    587,089
  #*First Federal Bancshares of Arkansas, Inc...............   3,892     23,547
   *First Federal of Northern Michigan Bancorp, Inc.........     100        384
    First Financial Bancorp.................................  67,465  1,080,115
    First Financial Corp....................................  37,027  1,225,223
    First Financial Holdings, Inc...........................  84,282    700,383
   *First Financial Northwest, Inc..........................  99,354    487,828
    First Interstate Bancsystem, Inc........................   3,150     42,147
    First M&F Corp..........................................   2,708     10,940
   *First Marblehead Corp. (The)............................ 359,314    592,868
    First Merchants Corp.................................... 114,590  1,025,580
    First Midwest Bancorp, Inc.............................. 310,027  3,695,522
    First Niagara Financial Group, Inc...................... 572,018  7,007,220
    First Pactrust Bancorp, Inc.............................  14,964    221,467
   *First Place Financial Corp..............................  36,852     28,008
   *First Security Group, Inc...............................  25,244     11,612
    First South Bancorp, Inc................................   6,484     28,205
    First United Corp.......................................     517      2,590
    Firstbank Corp..........................................     301      1,776
   *FirstCity Financial Corp................................  34,232    242,363
    Flagstone Reinsurance Holdings SA....................... 307,367  2,738,640
    Flushing Financial Corp................................. 142,749  1,758,668
   *Forestar Group, Inc.....................................   6,904    112,535
    Fox Chase Bancorp, Inc..................................  14,341    191,739
   *FPIC Insurance Group, Inc...............................  20,782    867,025
    German American Bancorp, Inc............................  26,906    451,214
    GFI Group, Inc.......................................... 100,034    454,154
    Glacier Bancorp, Inc....................................  61,496    808,057
   *Gleacher & Co., Inc.....................................   2,600      4,446
   *Global Indemnity P.L.C..................................  78,727  1,639,883
   #Great Southern Bancorp, Inc.............................  47,703    871,057
   *Greene Bancshares, Inc..................................  61,825    159,508
   *Greenlight Capital Re, Ltd..............................  36,908    913,842
   *Guaranty Bancorp........................................ 157,763    219,291
   *Hallmark Financial Services, Inc........................ 106,494    717,770
    Hampden Bancorp, Inc....................................  20,730    274,880
    Hancock Holding Co...................................... 166,285  5,479,091
  #*Hanmi Financial Corp.................................... 190,599    202,035
    Hanover Insurance Group, Inc............................ 136,519  4,943,353
    Harleysville Group, Inc.................................  68,182  2,060,460
  #*Harris & Harris Group, Inc.............................. 161,917    825,777

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                            SHARES     VALUE+
                                                           --------- ----------
Financials -- (Continued)
    Hawthorn Bancshares, Inc..............................       496 $    3,432
    Heartland Financial USA, Inc..........................    33,901    544,111
   *Heritage Commerce Corp................................    52,059    259,774
    Heritage Financial Corp...............................    17,018    221,745
    Heritage Financial Group, Inc.........................       194      2,285
    HF Financial Corp.....................................     1,700     17,493
   *Hilltop Holdings, Inc.................................   261,601  2,289,009
    Hingham Institution for Savings.......................        11        594
   *Home Bancorp, Inc.....................................     5,782     84,302
    Home Bancshares, Inc..................................    41,907    987,748
    Home Federal Bancorp, Inc.............................    86,137    920,805
    Homeowners Choice, Inc................................     3,079     20,506
    HopFed Bancorp, Inc...................................     6,817     55,150
    Horace Mann Educators Corp............................   177,770  2,588,331
    Horizon Bancorp.......................................        36        993
    Hudson Valley Holding Corp............................     3,406     73,161
    IBERIABANK Corp.......................................    53,085  2,705,742
   *ICG Group, Inc........................................   109,345  1,208,262
    Independence Holding Co...............................    50,627    454,630
   #Independent Bank Corp. (453836108)....................    97,933  2,600,121
  #*Independent Bank Corp. (453838609)....................    35,271     76,891
    Indiana Community Bancorp.............................     1,041     17,666
    Infinity Property & Casualty Corp.....................    12,200    618,174
    Interactive Brokers Group, Inc........................    49,600    750,944
   #International Bancshares Corp.........................   177,060  2,978,149
   *Intervest Bancshares Corp.............................    12,734     43,550
   *INTL FCStone, Inc.....................................     2,886     66,320
   *Investment Technology Group, Inc......................   207,571  2,526,139
    Investors Title Co....................................       415     15,812
    JMP Group, Inc........................................    43,039    315,906
    Kaiser Federal Financial Group, Inc...................    15,012    191,703
    Kearny Financial Corp.................................       995      9,323
   #Kennedy-Wilson Holdings, Inc..........................        81        975
   *Knight Capital Group, Inc.............................    58,310    659,486
   #Lakeland Bancorp, Inc.................................   107,694  1,071,555
    Lakeland Financial Corp...............................    36,186    815,994
    Landmark Bancorp, Inc.................................       125      1,984
    Legg Mason, Inc.......................................   214,293  6,304,500
    LNB Bancorp, Inc......................................    32,597    167,223
   *Louisiana Bancorp, Inc................................    13,988    224,577
  #*Macatawa Bank Corp....................................   138,429    412,518
    Maiden Holdings, Ltd..................................   114,545  1,061,832
    MainSource Financial Group, Inc.......................    88,830    820,789
   *Marlin Business Services Corp.........................    52,940    660,691
   *Maui Land & Pineapple Co., Inc........................     9,682     50,250
   #MB Financial, Inc.....................................   230,048  4,644,669
  #*MBIA, Inc.............................................   536,768  4,938,266
  #*MBT Financial Corp....................................    48,894     66,496
    MCG Capital Corp......................................   453,143  2,524,007
    Meadowbrook Insurance Group, Inc......................   217,301  2,042,629
    Medallion Financial Corp..............................    74,763    693,801
  #*Mercantile Bank Corp..................................    32,857    323,641
    Merchants Bancshares, Inc.............................    15,560    411,406
   *Meridian Interstate Bancorp, Inc......................    21,231    284,071
    Meta Financial Group, Inc.............................       438      9,531
   *Metro Bancorp, Inc....................................    26,215    300,686
   *MetroCorp Bancshares, Inc.............................       958      6,217
   *MF Global Holdings, Ltd...............................   657,264  4,844,036
   *MGIC Investment Corp.................................. 1,082,999  4,310,336
    MicroFinancial, Inc...................................     6,259     37,366
    Mid Penn Bancorp, Inc.................................       106        920

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    MidSouth Bancorp, Inc................................    12,452 $   168,476
    Montpelier Re Holdings, Ltd..........................   317,012   5,471,627
    MutualFirst Financial, Inc...........................       975       8,716
  #*Nara Bancorp, Inc....................................   170,385   1,368,192
   *NASDAQ OMX Group, Inc. (The).........................   540,725  13,015,251
  #*National Financial Partners Corp.....................   200,738   2,274,362
    National Interstate Corp.............................    10,389     232,817
   #National Penn Bancshares, Inc........................   668,844   5,377,506
    National Security Group, Inc.........................     1,423      16,108
    National Western Life Insurance Co. Class A..........       625     107,081
   *Naugatuck Valley Financial Corp......................       385       3,138
   *Navigators Group, Inc. (The).........................    60,015   2,829,107
    NBT Bancorp, Inc.....................................    30,454     671,206
    Nelnet, Inc. Class A.................................   147,808   2,979,809
   *New Century Bancorp, Inc.............................       700       2,982
    New England Bancshares, Inc..........................     5,303      51,068
    New Hampshire Thrift Bancshares, Inc.................     1,287      16,885
    New Westfield Financial, Inc.........................   124,769   1,010,629
   *NewBridge Bancorp....................................    32,324     155,478
   *NewStar Financial, Inc...............................   256,825   2,732,618
   *Nicholas Financial, Inc..............................     1,835      22,405
   *North Valley Bancorp.................................     6,514      69,895
    Northeast Community Bancorp, Inc.....................     9,196      61,245
   #Northfield Bancorp, Inc..............................    24,114     330,362
    Northrim Bancorp, Inc................................     4,907      96,864
    Northwest Bancshares, Inc............................   295,994   3,637,766
    Norwood Financial Corp...............................       336       8,944
    Ocean Shore Holding Co...............................        92       1,119
    OceanFirst Financial Corp............................    40,889     549,957
   *Ocwen Financial Corp.................................   312,143   4,023,523
    Ohio Valley Banc Corp................................       153       2,650
    Old National Bancorp.................................   346,972   3,539,114
    Old Republic International Corp......................   643,131   6,714,288
  #*Old Second Bancorp, Inc..............................    63,714      80,917
   *OmniAmerican Bancorp, Inc............................     4,732      69,276
    OneBeacon Insurance Group, Ltd.......................   107,023   1,363,473
    Oppenheimer Holdings, Inc. Class A...................     8,699     225,130
    Oriental Financial Group, Inc........................   139,950   1,738,179
    Oritani Financial Corp...............................    14,543     188,186
    Pacific Continental Corp.............................    15,596     153,465
  #*Pacific Mercantile Bancorp...........................    38,231     173,951
   *Pacific Premier Bancorp, Inc.........................       718       4,739
   #PacWest Bancorp......................................    35,173     698,184
   #Park National Corp...................................    13,227     815,312
    Parkvale Financial Corp..............................       453       9,622
    PartnerRe, Ltd.......................................    64,907   4,337,086
    Peapack-Gladstone Financial Corp.....................    15,168     170,185
  #*Penson Worldwide, Inc................................   133,032     407,078
    Peoples Bancorp of North Carolina....................       410       2,460
    Peoples Bancorp, Inc.................................    51,350     612,606
    People's United Financial, Inc.......................   607,956   7,708,882
   *PHH Corp.............................................   264,040   4,953,390
   *Phoenix Cos., Inc. (The).............................   669,911   1,607,786
   *PICO Holdings, Inc...................................    50,124   1,368,886
  #*Pinnacle Financial Partners, Inc.....................   197,578   3,013,064
  #*Piper Jaffray Cos., Inc..............................    69,341   2,044,173
    Platinum Underwriters Holdings, Ltd..................   194,722   6,688,701
  #*PMI Group, Inc. (The)................................   867,572     867,572
   *Popular, Inc......................................... 3,226,677   7,744,025
   *Preferred Bank.......................................    12,657     115,685
   *Premier Financial Bancorp, Inc.......................       571       4,123

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Presidential Life Corp...............................   105,656 $ 1,200,252
   *Princeton National Bancorp, Inc......................       800       4,080
    PrivateBancorp, Inc..................................   273,235   3,221,441
   *ProAssurance Corp....................................    48,643   3,387,985
   #Prosperity Bancshares, Inc...........................    71,215   2,957,559
    Protective Life Corp.................................   287,740   6,117,352
    Provident Financial Holdings, Inc....................    24,588     208,752
    Provident Financial Services, Inc....................   274,341   3,802,366
    Provident New York Bancorp...........................   130,187     981,610
    Prudential Bancorp, Inc. of Pennsylvania.............     1,069       5,954
  #*PSB Holdings, Inc....................................       599       3,037
   #Pulaski Financial Corp...............................    25,806     184,771
    QC Holdings, Inc.....................................    80,989     370,120
    QCR Holdings, Inc....................................       246       2,403
   #Radian Group, Inc....................................   663,443   2,103,114
    Reinsurance Group of America, Inc....................   236,355  13,758,225
    Renasant Corp........................................   113,657   1,738,952
   *Republic First Bancorp, Inc..........................     9,502      20,144
    Resource America, Inc................................    88,737     520,886
   *Riverview Bancorp, Inc...............................    31,681      95,993
   #RLI Corp.............................................    18,341   1,158,234
   #Rockville Financial, Inc.............................    28,479     289,062
   #Roma Financial Corp..................................     1,162      11,353
    S&T Bancorp, Inc.....................................   139,199   2,647,565
   *Safeguard Scientifics, Inc...........................    86,030   1,566,606
    Safety Insurance Group, Inc..........................    63,482   2,577,369
    Salisbury Bancorp, Inc...............................       161       3,676
    Sandy Spring Bancorp, Inc............................   102,169   1,825,760
    SCBT Financial Corp..................................    48,916   1,432,260
    SeaBright Holdings, Inc..............................   105,549     959,440
   *Seacoast Banking Corp. of Florida....................   107,106     169,227
    Selective Insurance Group, Inc.......................   238,729   3,912,768
    Shore Bancshares, Inc................................     2,613      16,096
    SI Financial Group, Inc..............................     7,288      73,973
    Sierra Bancorp.......................................    24,182     278,577
    Simmons First National Corp..........................    35,492     857,487
    Somerset Hills Bancorp...............................     5,111      42,472
   *Southern Community Financial Corp....................    36,564      54,846
   *Southern Connecticut Bancorp, Inc....................       500       1,450
   *Southern First Bancshares, Inc.......................     1,785      17,493
    Southern Missouri Bancorp, Inc.......................        53       1,142
   *Southern National Bancorp of Virginia, Inc...........       259       1,813
    Southside Bancshares, Inc............................     7,187     142,518
   *Southwest Bancorp, Inc...............................    85,063     527,391
    Southwest Georgia Financial Corp.....................        77         578
    StanCorp Financial Group, Inc........................    32,650   1,085,939
    State Auto Financial Corp............................   116,664   1,934,289
    State Bancorp, Inc...................................    27,554     358,202
    StellarOne Corp......................................    98,916   1,230,515
    Sterling Bancorp.....................................    43,699     412,956
   #Stewart Information Services Corp....................    98,029   1,039,107
   *Stratus Properties, Inc..............................     1,430      20,277
    Summit State Bank....................................     1,021       6,667
  #*Sun Bancorp, Inc.....................................   102,481     319,741
    Susquehanna Bancshares, Inc..........................   678,399   5,108,344
   *Sussex Bancorp.......................................       474       3,029
    SWS Group, Inc.......................................    56,135     305,936
    Symetra Financial Corp...............................    31,935     401,104
   #Synovus Financial Corp............................... 1,746,849   3,196,734
   *Taylor Capital Group, Inc............................    55,763     442,758
    Teche Holding Co.....................................       351      11,534

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Financials -- (Continued)
   *Tennessee Commerce Bancorp, Inc.......................   3,892 $      5,838
    Territorial Bancorp, Inc..............................  10,536      219,992
   *Texas Capital Bancshares, Inc.........................  76,305    2,085,416
    TF Financial Corp.....................................     847       17,012
   *Thomas Properties Group, Inc.......................... 128,141      416,458
   *TIB Financial Corp....................................   1,407       18,291
   *Timberland Bancorp, Inc...............................   8,325       46,537
   #Tompkins Financial Corp...............................   2,017       81,487
    Tower Bancorp, Inc....................................  11,362      300,979
   *Tower Financial Corp..................................     488        4,041
   #Tower Group, Inc...................................... 115,633    2,643,370
   #TowneBank.............................................  59,888      782,137
    Transatlantic Holdings, Inc........................... 204,165   10,455,290
   *Tree.com, Inc.........................................  55,489      309,074
   *Trenwick Group, Ltd...................................  38,857          146
    TriCo Bancshares......................................  39,187      580,751
    Trustco Bank Corp.....................................  11,933       55,130
   #Trustmark Corp........................................ 139,806    3,046,373
    Umpqua Holdings Corp.................................. 519,273    5,898,941
    Union First Market Bankshares Corp....................  61,597      766,883
    United Bancshares, Inc................................     466        4,394
   #United Bankshares, Inc................................  90,046    2,148,498
  #*United Community Banks, Inc...........................  77,885      851,283
   *United Community Financial Corp.......................  10,399       11,647
    United Financial Bancorp, Inc.........................  91,552    1,427,296
    United Fire & Casualty Co............................. 104,726    1,796,051
   *United Security Bancshares............................   1,030        3,235
    Unitrin, Inc.......................................... 259,712    7,316,087
   *Unity Bancorp, Inc....................................   1,456        9,784
    Universal Insurance Holdings, Inc.....................  36,638      156,444
    Univest Corp. of Pennsylvania.........................  27,277      405,609
    Validus Holdings, Ltd................................. 344,953    9,172,300
    ViewPoint Financial Group.............................  31,079      404,649
   *Virginia Commerce Bancorp, Inc........................ 107,772      686,508
    VIST Financial Corp...................................     121          767
    VSB Bancorp, Inc......................................      80          929
    Washington Banking Co.................................  19,042      246,975
    Washington Federal, Inc............................... 141,923    2,399,918
    Washington Trust Bancorp, Inc.........................  48,144    1,096,720
   *Waterstone Financial, Inc.............................   7,927       19,976
    Wayne Savings Bancshares, Inc.........................     120        1,028
    Webster Financial Corp................................ 375,509    7,667,894
    WesBanco, Inc......................................... 113,844    2,339,494
    West Bancorporation, Inc..............................  51,815      516,596
   *West Coast Bancorp....................................  26,973      439,120
   *Western Alliance Bancorp.............................. 277,654    1,951,908
    White Mountains Insurance Group, Ltd..................  19,908    8,389,032
    White River Capital, Inc..............................     895       17,112
  #*Wilshire Bancorp, Inc.................................  72,251      238,428
   #Wintrust Financial Corp............................... 168,137    5,746,923
   *Yadkin Valley Financial Corp..........................  25,875       48,128
   #Zions Bancorporation.................................. 446,096    9,769,502
   *ZipRealty, Inc........................................ 105,555      286,054
                                                                   ------------
Total Financials..........................................          613,816,949
                                                                   ------------
Health Care -- (6.3%)
   *Accuray, Inc..........................................  43,007      296,748
   *Addus HomeCare Corp...................................   5,001       29,156
   *Adolor Corp...........................................  92,875      206,183
  #*ADVENTRX Pharmaceuticals, Inc.........................  51,900      153,105
   *Affymax, Inc..........................................  41,871      276,767

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
   *Affymetrix, Inc........................................ 192,829 $ 1,089,484
  #*Air Methods Corp.......................................  53,983   3,784,208
   *Albany Molecular Research, Inc.........................  15,391      73,569
  #*Alere, Inc............................................. 261,991   7,726,115
   *Alliance HealthCare Services, Inc......................     746       2,693
   *Allied Healthcare International, Inc................... 235,228     898,571
   *Allied Healthcare Products, Inc........................   1,097       4,158
  #*Almost Family, Inc.....................................  21,930     554,171
   *Alphatec Holdings, Inc................................. 143,900     420,188
   *AMAG Pharmaceuticals, Inc..............................   2,692      39,869
  #*Amedisys, Inc.......................................... 127,578   3,299,167
   *American Dental Partners, Inc..........................  78,290     909,730
   *American Shared Hospital Services......................   2,654       8,360
   *Amicus Therapeutics, Inc...............................   2,532      17,572
   *AMN Healthcare Services, Inc........................... 167,640   1,351,178
   *Amsurg Corp............................................ 137,663   3,500,770
    Analogic Corp..........................................  25,243   1,357,821
   *AngioDynamics, Inc..................................... 133,285   1,843,332
   *Anika Therapeutics, Inc................................  64,563     415,140
    Arrhythmia Research Technology, Inc....................   1,350       5,792
    Assisted Living Concepts, Inc.......................... 104,348   1,635,133
   *BioClinica, Inc........................................  35,167     164,582
  #*BioScrip, Inc.......................................... 152,819   1,097,240
   *Caliper Life Sciences, Inc.............................  35,526     289,537
   *Cambrex Corp........................................... 127,920     564,127
    Cantel Medical Corp....................................  79,627   1,985,101
  #*Capital Senior Living Corp............................. 136,755   1,202,076
   *CardioNet, Inc.........................................  94,944     478,518
   *Centene Corp...........................................  24,585     806,634
   *Chindex International, Inc.............................   1,321      15,099
   *Codexis, Inc...........................................   7,357      66,213
   *Community Health Systems, Inc.......................... 285,795   7,384,943
  #*CONMED Corp............................................ 126,425   3,287,050
   *Continucare Corp.......................................  92,615     585,327
   #Cooper Cos., Inc....................................... 123,888   9,476,193
   *Coventry Health Care, Inc.............................. 467,075  14,946,400
   *Cross Country Healthcare, Inc.......................... 132,448     915,216
   *CryoLife, Inc..........................................  32,968     190,225
  #*Cumberland Pharmaceuticals, Inc........................   6,377      39,282
   *Cutera, Inc............................................  68,783     557,830
   *Cynosure, Inc. Class A.................................  44,962     584,956
   *Cytokinetics, Inc......................................  14,824      18,678
    Daxor Corp.............................................     613       6,173
   *Digirad Corp...........................................  81,280     230,022
   *Dynacq Healthcare, Inc.................................   5,490      10,156
   *Emdeon, Inc. Class A...................................   5,162      80,011
   *Emergent Biosolutions, Inc.............................  15,013     310,018
    Ensign Group, Inc......................................  21,990     624,516
   *Enzo Biochem, Inc...................................... 113,859     437,219
   *Exactech, Inc..........................................  31,821     543,821
   *Five Star Quality Care, Inc............................ 162,082     802,306
   *Furiex Pharmaceuticals, Inc............................   9,903     187,761
   *Gentiva Health Services, Inc........................... 137,848   2,479,886
   *Greatbatch, Inc........................................ 111,224   2,771,702
   *Hanger Orthopedic Group, Inc...........................  56,149   1,179,690
   *Harvard Bioscience, Inc................................ 146,840     743,010
   *Healthspring, Inc...................................... 272,795  11,195,507
   *HealthStream, Inc......................................  51,619     698,921
   *Healthways, Inc........................................  79,471   1,186,502
   *Hi-Tech Pharmacal Co., Inc.............................  27,459     776,815
   *Hologic, Inc........................................... 563,041  10,455,671

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
  #*Icagen, Inc............................................  32,582 $   195,818
   *ICU Medical, Inc.......................................  14,775     627,642
   *Idera Pharmaceuticals, Inc............................. 150,301     294,590
  #*Infinity Pharmaceuticals, Inc..........................  33,410     300,690
   *IntegraMed America, Inc................................  29,231     267,464
    Invacare Corp.......................................... 161,168   4,831,817
   *Iridex Corp............................................   1,367       5,495
   *IRIS International, Inc................................   6,559      67,820
    Kewaunee Scientific Corp...............................   6,188      61,137
   *Kindred Healthcare, Inc................................ 220,522   4,154,634
  #*K-V Pharmaceutical Co.................................. 157,858     314,137
   *K-V Pharmaceutical Co. Class B.........................   2,250       4,702
   *Lannet Co., Inc........................................  83,298     395,666
   *LCA-Vision, Inc........................................  46,082     194,005
    LeMaitre Vascular, Inc.................................  39,294     260,126
  #*Lexicon Pharmaceuticals, Inc...........................  20,216      33,963
   *LHC Group, Inc.........................................  52,534   1,196,725
   *LifePoint Hospitals, Inc............................... 174,956   6,490,868
   *Magellan Health Services, Inc.......................... 106,745   5,561,414
   *Maxygen, Inc........................................... 172,517     936,767
   *MedCath Corp........................................... 123,889   1,625,424
   *Medical Action Industries, Inc.........................  86,744     660,989
  #*MediciNova, Inc........................................     802       2,165
    MEDTOX Scientific, Inc.................................  38,892     607,104
   *Misonix, Inc...........................................   5,671      13,554
   *Molina Healthcare, Inc................................. 194,347   4,401,959
   *Myrexis, Inc...........................................  36,330     123,159
   #National Healthcare Corp...............................  18,613     885,420
   *Natus Medical, Inc.....................................  52,927     610,248
   *NxStage Medical, Inc...................................  33,545     617,228
   #Omnicare, Inc.......................................... 365,815  11,157,358
   *Omnicell, Inc.......................................... 154,745   2,647,687
   *OraSure Technologies, Inc..............................  93,048     856,042
   *Orthofix International N.V.............................   7,468     315,374
   *Palomar Medical Technologies, Inc......................  88,268     875,619
   *Par Pharmaceutical Cos., Inc........................... 126,070   4,083,407
  #*Parexel International Corp.............................  28,900     593,317
   *PDI, Inc...............................................  34,793     259,904
   *PharMerica Corp........................................ 131,125   1,674,466
   *PhotoMedex, Inc........................................   4,997      68,309
   *Regeneration Technologies, Inc......................... 245,031     806,152
   *Repligen Corp.......................................... 113,801     401,718
   *Rochester Medical Corp.................................  17,221     154,300
   *Select Medical Holdings Corp...........................  42,801     335,988
   *Skilled Healthcare Group, Inc..........................  90,608     797,350
   *Solta Medical, Inc..................................... 103,198     251,803
    Span-American Medical System, Inc......................   1,841      28,425
   *Spectranetics Corp.....................................  52,929     366,798
   *SRI/Surgical Express, Inc..............................   3,602      15,381
   *Strategic Diagnostics, Inc.............................   3,057       6,573
   *Sucampo Pharmaceuticals, Inc...........................  58,937     236,927
   *Sun Healthcare Group, Inc..............................  53,082     371,574
   *SunLink Health Systems, Inc............................   3,308       6,947
   *SuperGen, Inc.......................................... 205,668     629,344
   *SurModics, Inc.........................................   8,450      92,950
   *Symmetry Medical, Inc.................................. 154,946   1,492,130
   *Synovis Life Technologies, Inc.........................  10,098     168,334
    Teleflex, Inc..........................................  95,566   5,755,940
   *Theragenics Corp.......................................  26,560      45,418
   *TranS1, Inc............................................  26,204     121,062
   *Transcept Pharmaceuticals, Inc.........................  62,689     254,517

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
   *Trimeris, Inc.........................................  30,235 $     71,355
   *Triple-S Management Corp..............................  89,978    1,940,825
   *Universal American Corp............................... 337,849    3,212,944
    Utah Medical Products, Inc............................     462       11,666
   *VCA Antech, Inc.......................................  42,300      826,542
   *Viropharma, Inc....................................... 374,919    6,778,536
  #*WellCare Health Plans, Inc............................  68,017    2,982,545
   #West Pharmaceutical Services, Inc.....................  14,286      626,727
   *Wright Medical Group, Inc............................. 130,415    2,039,691
    Young Innovations, Inc................................  24,078      697,780
                                                                   ------------
Total Health Care.........................................          199,076,369
                                                                   ------------
Industrials -- (13.8%)
   #A.O. Smith Corp.......................................     602       24,965
   *A.T. Cross Co.........................................  17,961      265,284
    AAR Corp.............................................. 212,388    6,231,464
    ABM Industries, Inc...................................  51,549    1,159,853
    Aceto Corp............................................ 124,897      761,872
   #Actuant Corp. Class A.................................   1,300       32,123
   *Aecom Technology Corp................................. 227,794    5,635,624
   *AeroCentury Corp......................................     782       10,119
   *Air Transport Services Group, Inc..................... 295,840    1,473,283
    Aircastle, Ltd........................................ 376,397    4,309,746
    Alamo Group, Inc......................................  63,723    1,523,617
   *Alaska Air Group, Inc.................................  18,893    1,154,740
    Albany International Corp............................. 108,625    2,886,166
    Alexander & Baldwin, Inc.............................. 187,945    9,060,828
   *Allied Defense Group, Inc.............................  20,781       69,616
   *Allied Motion Technologies, Inc.......................   2,974       15,614
   *Amerco, Inc...........................................  85,260    7,685,336
   *American Railcar Industries, Inc...................... 113,207    2,647,912
   *American Reprographics Co.............................  50,213      342,955
   #American Woodmark Corp................................  42,609      708,162
    Ameron International Corp.............................  45,143    3,841,218
    Ampco-Pittsburgh Corp.................................  18,977      494,351
   *AMREP Corp............................................   6,036       53,238
    Apogee Enterprises, Inc............................... 129,154    1,478,813
    Applied Industrial Technologies, Inc.................. 202,120    6,451,670
  #*Argan, Inc............................................   1,737       18,013
    Arkansas Best Corp.................................... 116,079    2,792,861
   *Armstrong World Industries, Inc....................... 104,416    4,124,432
   *Arotech Corp..........................................   2,004        3,687
  #*Ascent Solar Technologies, Inc........................ 153,108      139,328
   *Astec Industries, Inc.................................  51,029    1,914,608
   *Atlas Air Worldwide Holdings, Inc..................... 123,618    6,476,347
   *Avalon Holding Corp. Class A..........................     537        1,423
  #*Avis Budget Group, Inc................................ 578,582    8,742,374
    AZZ, Inc..............................................   2,531      126,626
   *Baldwin Technology Co. Class A........................  25,200       27,720
   #Barnes Group, Inc..................................... 124,188    3,023,978
    Barrett Business Services, Inc........................  49,248      734,780
   *Beacon Roofing Supply, Inc............................     896       19,156
   *BlueLinx Holdings, Inc................................ 175,300      394,425
    Brady Co. Class A.....................................  21,017      622,103
    Briggs & Stratton Corp................................ 208,085    3,566,577
   *Builders FirstSource, Inc.............................  74,654      171,704
   *CAI International, Inc................................  36,637      642,979
    Cascade Corp..........................................  31,529    1,576,135
   *Casella Waste Systems, Inc............................  67,151      422,380
  #*CBIZ, Inc............................................. 105,726      788,716
    CDI Corp.............................................. 110,182    1,427,959

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
   *CECO Environmental Corp.................................  27,640 $  208,958
   *Celadon Group, Inc...................................... 113,324  1,550,272
   *Ceradyne, Inc........................................... 120,573  3,907,771
   *Chart Industries, Inc................................... 128,381  6,811,896
    Chase Corp..............................................   9,987    140,018
    Chicago Rivet & Machine Co..............................     613     10,298
    CIRCOR International, Inc...............................  76,016  3,287,692
   *Columbus McKinnon Corp..................................  83,761  1,377,868
   *Comarco, Inc............................................  16,531      5,538
    Comfort Systems USA, Inc................................ 140,081  1,462,446
    CompX International, Inc................................   3,193     43,425
   *Consolidated Graphics, Inc..............................  64,334  3,318,991
    Courier Corp............................................  46,776    449,517
    Covanta Holding Corp.................................... 299,612  5,177,295
   *Covenant Transportation Group, Inc......................  49,545    290,829
   *CPI Aerostructures, Inc.................................  25,865    364,955
   *CRA International, Inc..................................  52,640  1,414,963
    Curtiss-Wright Corp..................................... 178,563  5,706,873
   *Dollar Thrifty Automotive Group, Inc....................  55,809  4,020,480
    Ducommun, Inc...........................................  62,242  1,369,324
   *DXP Enterprises, Inc....................................  23,484    638,530
   *Dycom Industries, Inc................................... 210,657  3,589,595
    Dynamic Materials Corp..................................  23,487    497,924
  #*Eagle Bulk Shipping, Inc................................ 345,718    815,894
    Eastern Co..............................................   1,080     19,375
    Ecology & Environment, Inc. Class A.....................   5,231     89,502
   *EMCOR Group, Inc........................................  40,793  1,138,941
   #Encore Wire Corp........................................ 106,081  2,334,843
  #*Energy Conversion Devices, Inc.......................... 207,372    217,741
    EnergySolutions, Inc.................................... 369,398  1,869,154
   *EnerSys................................................. 119,143  3,810,193
    Ennis, Inc.............................................. 142,595  2,501,116
   *EnPro Industries, Inc...................................  85,717  3,963,554
    ESCO Technologies, Inc..................................  11,990    415,813
    Espey Manufacturing & Electronics Corp..................   4,317    108,400
   *Esterline Technologies Corp............................. 120,884  9,231,911
  #*Excel Maritime Carriers, Ltd............................ 366,972    946,788
   *Express-1 Expedited Solutions, Inc......................  16,043     62,568
    Federal Signal Corp..................................... 298,566  1,725,711
   *Flanders Corp...........................................  57,693    190,387
   *Flow International Corp................................. 149,635    510,255
   *Franklin Covey Co.......................................  67,435    755,272
   *Freightcar America, Inc.................................  55,766  1,376,305
   *Frozen Food Express Industries..........................  27,867    103,108
  #*FTI Consulting, Inc..................................... 123,042  4,465,194
   *Fuel Tech, Inc..........................................   6,076     38,643
   *Furmanite Corp..........................................   2,224     17,436
    G & K Services, Inc. Class A............................  79,216  2,698,889
   #GATX Corp............................................... 218,307  8,607,845
  #*Genco Shipping & Trading, Ltd........................... 141,810    887,731
   *Gencor Industries, Inc..................................  16,355    126,588
  #*General Cable Corp...................................... 211,820  8,424,081
   *GEO Group, Inc. (The)................................... 136,935  2,848,248
   *Gibraltar Industries, Inc............................... 160,198  1,646,835
   *Global Power Equipment Group, Inc.......................   1,561     40,539
   *GP Strategies Corp......................................  87,881  1,138,059
    Granite Construction, Inc............................... 174,622  4,082,662
    Great Lakes Dredge & Dock Corp.......................... 284,510  1,692,834
  #*Greenbrier Cos., Inc.................................... 124,959  2,514,175
   *Griffon Corp............................................ 275,855  2,606,830
  #*H&E Equipment Services, Inc............................. 172,824  2,073,888

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
    Hardinge, Inc...........................................  53,038 $  580,766
   *Hawaiian Holdings, Inc.................................. 195,144    917,177
    HEICO Corp. Class A.....................................   5,465    202,205
    Heidrick & Struggles International, Inc.................  76,797  2,042,800
   *Heritage-Crystal Clean, Inc.............................     221      4,429
  #*Hill International, Inc.................................  29,869    160,397
  #*Hoku Corp...............................................  24,814     36,725
   #Horizon Lines, Inc...................................... 181,175    190,234
   *Hudson Highland Group, Inc.............................. 122,406    733,212
   *Hurco Cos., Inc.........................................  34,584  1,017,461
   *Huron Consulting Group, Inc.............................  25,501    825,467
   *ICF International, Inc..................................  19,018    444,260
  #*InnerWorkings, Inc......................................  17,573    128,810
   *Innovative Solutions & Support, Inc.....................  44,062    235,732
   *Insituform Technologies, Inc............................ 108,412  2,173,661
    Insteel Industries, Inc.................................  77,147    884,105
   *Integrated Electrical Services, Inc.....................  33,463    110,763
   *Interline Brands, Inc................................... 148,912  2,491,298
    International Shipholding Corp..........................  21,570    444,126
    Intersections, Inc......................................  37,484    727,939
  #*JetBlue Airways Corp.................................... 904,754  4,333,772
   *Kadant, Inc.............................................  36,328    955,790
    Kaman Corp. Class A.....................................  10,893    388,009
   *KAR Auction Services, Inc...............................  47,704    848,177
    Kaydon Corp.............................................   7,101    253,151
   *Kelly Services, Inc. Class A............................ 152,925  2,393,276
   *Key Technology, Inc.....................................  23,834    387,064
   *Kforce, Inc.............................................   2,783     38,350
    Kimball International, Inc. Class B..................... 123,797    742,782
   *Korn/Ferry International................................  80,519  1,734,379
  #*Kratos Defense & Security Solutions, Inc................ 112,425  1,222,059
    L.S. Starrett Co. Class A...............................  12,664    160,706
    Lawson Products, Inc....................................  38,568    720,065
   *Layne Christensen Co....................................  88,531  2,594,844
    LB Foster Co. Class A...................................  32,482  1,128,750
   *LMI Aerospace, Inc......................................  63,979  1,470,877
    LSI Industries, Inc..................................... 108,603    903,577
   *Lydall, Inc.............................................  72,642    877,515
   *M&F Worldwide Corp......................................  57,399  1,438,419
    Marten Transport, Ltd...................................  95,766  1,969,907
   *MasTec, Inc.............................................   3,327     69,468
    McGrath Rentcorp........................................  74,077  1,928,224
  #*Metalico, Inc........................................... 216,013  1,183,751
    Met-Pro Corp............................................  50,109    528,149
   *MFRI, Inc...............................................  27,441    254,652
    Miller Industries, Inc..................................  62,704  1,027,092
  #*Mobile Mini, Inc........................................ 164,155  3,465,312
   *Moog, Inc............................................... 100,105  4,099,300
    Mueller Industries, Inc................................. 147,875  5,549,749
    Mueller Water Products, Inc............................. 875,949  2,864,353
    Multi-Color Corp........................................  25,627    690,135
   *MYR Group, Inc..........................................  41,479  1,007,525
    NACCO Industries, Inc. Class A..........................  32,985  2,997,677
    National Technical Systems, Inc.........................  27,415    165,312
  #*Navigant Consulting, Inc................................  41,604    489,679
  #*NIVS IntelliMedia Technology Group, Inc.................  54,285     17,371
   *NN, Inc.................................................  68,405    805,811
   *Northwest Pipe Co.......................................  41,926  1,259,876
   *Ocean Power Technologies, Inc...........................  50,502    166,152
   *On Assignment, Inc...................................... 186,858  1,905,952
   *Orion Energy Systems, Inc...............................  48,800    179,096

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
   *Owens Corning, Inc..................................... 354,345 $12,607,595
   *P.A.M. Transportation Services, Inc....................  38,472     373,178
   *Park-Ohio Holdings Corp................................  24,164     459,358
   *Patriot Transportation Holding, Inc....................   2,033      47,105
   *PGT, Inc...............................................  93,129     173,220
   *Pike Electric Corp..................................... 105,152     924,286
   *Pinnacle Airlines Corp.................................  79,714     318,059
   *Polypore International, Inc............................  80,667   5,485,356
   *Powell Industries, Inc.................................  20,687     797,277
   *PowerSecure International, Inc.........................  83,662     573,085
    Preformed Line Products Co.............................  15,096     941,387
    Primoris Services Corp.................................   2,500      30,500
    Providence & Worcester Railroad Co.....................     972      13,559
   *Quad Graphics, Inc.....................................     529      17,806
    Quanex Building Products Corp..........................  73,689   1,154,707
   *Quanta Services, Inc................................... 468,606   8,678,583
   *RailAmerica, Inc....................................... 175,809   2,616,038
   *RCM Technologies, Inc..................................  30,974     171,286
   *Real Goods Solar, Inc..................................     311         796
  #*Republic Airways Holdings, Inc......................... 222,597     963,845
   *Roadrunner Transportation Systems, Inc.................   1,543      23,808
    Robbins & Myers, Inc...................................  82,243   3,967,402
   *Rush Enterprises, Inc. Class A......................... 125,714   2,513,023
   *Rush Enterprises, Inc. Class B.........................   1,650      27,638
    Ryder System, Inc...................................... 144,663   8,147,420
   *Saia, Inc..............................................  67,727   1,020,646
   *Sauer-Danfoss, Inc.....................................  14,300     679,250
    Schawk, Inc............................................  90,114   1,422,900
   *School Specialty, Inc..................................  83,396   1,002,420
    Seaboard Corp..........................................   1,190   3,111,850
   *SFN Group, Inc......................................... 221,408   3,081,999
    SIFCO Industries, Inc..................................  13,921     254,058
    Simpson Manufacturing Co., Inc.........................  32,481     919,212
    SkyWest, Inc........................................... 257,943   3,317,147
   *SL Industries, Inc.....................................   9,895     241,042
   *Sparton Corp...........................................  45,831     423,020
   *Spirit Aerosystems Holdings, Inc.......................  43,805     897,564
   #Standard Register Co...................................  14,493      43,479
    Standex International Corp.............................  46,423   1,494,356
   #Steelcase, Inc. Class A................................ 226,303   2,247,189
  #*Sterling Construction Co., Inc.........................  67,025     857,920
  #*SunPower Corp. Class B.................................  73,402   1,112,774
    Superior Uniform Group, Inc............................   5,139      60,075
   *Supreme Industries, Inc................................   2,160       6,826
   *SYKES Enterprises, Inc.................................  73,409   1,416,794
   *Sypris Solutions, Inc..................................  22,368      81,420
    TAL International Group, Inc........................... 143,230   4,431,536
   *Taser International, Inc...............................  26,965     110,826
   *Tecumseh Products Co. Class A..........................  42,075     430,006
   *Tecumseh Products Co. Class B..........................   2,547      25,546
   *Terex Corp............................................. 234,748   5,213,753
   *Tetra Tech, Inc........................................   2,300      50,600
   #Titan International, Inc............................... 185,496   4,687,484
   *Titan Machinery, Inc...................................  90,971   2,402,544
   *Track Data Corp........................................      26       2,418
   *TRC Cos., Inc..........................................  10,775      60,124
    Tredegar Industries, Inc...............................  20,400     388,824
   *TriMas Corp............................................  98,867   2,369,842
   #Trinity Industries, Inc................................ 284,198   8,466,258
   #Triumph Group, Inc..................................... 128,054   6,894,427
    Tutor Perini Corp...................................... 221,342   3,492,777

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
    Twin Disc, Inc........................................  52,152 $  1,981,776
    U.S. Home Systems, Inc................................  12,961       65,712
   *Ultralife Corp........................................  84,726      398,212
    UniFirst Corp.........................................  66,885    3,668,642
  .*United Capital Corp...................................     551       16,530
  #*United Rentals, Inc...................................  91,255    2,099,778
    United Stationers, Inc................................  50,056    1,606,297
    Universal Forest Products, Inc........................  90,100    2,655,247
   *Universal Power Group, Inc............................   1,342        4,039
   *Universal Security Instruments, Inc...................   1,053        6,876
   *Universal Truckload Services, Inc.....................   4,811       76,495
   *URS Corp.............................................. 174,087    7,107,972
   *USA Truck, Inc........................................  54,452      616,397
   *Versar, Inc...........................................  35,760      107,638
    Viad Corp............................................. 110,061    2,281,565
    Virco Manufacturing Corp..............................  21,129       53,668
   *Volt Information Sciences, Inc........................ 108,219      984,793
    Watts Water Technologies, Inc......................... 141,348    4,739,398
   *WCA Waste Corp........................................  33,453      190,348
   #Werner Enterprises, Inc...............................  21,383      503,570
  #*WESCO International, Inc..............................  70,198    3,558,337
   *Willdan Group, Inc....................................   3,123       12,336
   *Willis Lease Finance Corp.............................   9,076      120,711
                                                                   ------------
Total Industrials.........................................          433,988,878
                                                                   ------------
Information Technology -- (11.0%)
  #*Accelrys, Inc......................................... 201,821    1,467,239
   *Acorn Energy, Inc.....................................  29,669      143,598
  #*Acxiom Corp...........................................   8,418      115,663
   *ADDvantage Technologies Group, Inc....................   4,567       11,966
   *ADPT Corp............................................. 426,747    1,267,439
   *Advanced Analogic Technologies, Inc................... 194,069    1,174,117
  #*Advanced Energy Industries, Inc.......................  43,486      461,386
   *Aetrium, Inc..........................................  15,078       24,728
   *Agilysys, Inc.........................................  38,196      365,536
   *Alpha & Omega Semiconductor, Ltd......................   6,117       68,755
    American Software, Inc. Class A.......................  37,269      319,023
  #*Amtech Systems, Inc...................................  50,698      910,029
  #*Anadigics, Inc........................................ 296,352      930,545
   *Analysts International Corp...........................   5,696       17,942
   *Anaren, Inc...........................................  66,857    1,337,809
    Anixter International, Inc............................  20,100    1,254,642
  #*AOL, Inc.............................................. 285,722    4,908,704
   *Applied Micro Circuits Corp........................... 121,253      765,106
   *Arris Group, Inc...................................... 524,319    6,291,828
   *Arrow Electronics, Inc................................ 350,552   12,181,682
  #*AsiaInfo-Linkage, Inc.................................  31,056      474,536
    Astro-Med, Inc........................................   4,685       37,012
   *ATMI, Inc............................................. 155,228    2,895,002
   *ATS Corp..............................................   1,373        6,247
   *AuthenTec, Inc........................................  88,205      229,333
   *Aviat Networks, Inc................................... 271,733    1,051,607
  #*Avid Technology, Inc.................................. 186,042    2,435,290
   *Avnet, Inc............................................ 191,269    5,604,182
    AVX Corp.............................................. 335,728    4,673,334
   *Aware, Inc............................................  53,975      191,611
   *Axcelis Technologies, Inc............................. 475,369      789,113
   *AXT, Inc.............................................. 184,302    1,608,956
    Bel Fuse, Inc. Class A................................     929       19,267
    Bel Fuse, Inc. Class B................................  49,976      950,544
  #*Benchmark Electronics, Inc............................ 298,403    4,371,604

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES     VALUE+
                                                           --------- ----------
Information Technology -- (Continued)
    Black Box Corp........................................    82,201 $2,341,906
   *Brightpoint, Inc......................................    45,900    417,231
   *BroadVision, Inc......................................       298      3,621
   *Brocade Communications Systems, Inc................... 1,406,513  7,707,691
   *Brooks Automation, Inc................................   171,419  1,630,195
   *BSQUARE Corp..........................................    18,261    113,949
   *BTU International, Inc................................    17,003    121,912
  #*Cabot Microelectronics Corp...........................     8,879    343,529
   *CACI International, Inc...............................   144,521  8,538,301
  #*Calix, Inc............................................    15,745    288,763
   *Cascade Microtech, Inc................................    42,023    225,243
    Cass Information Systems, Inc.........................     1,799     67,534
  #*CEVA, Inc.............................................    50,666  1,531,127
   *Checkpoint Systems, Inc...............................   178,725  2,805,983
   *Chyron International Corp.............................       766      1,823
   *Ciber, Inc............................................   345,970  1,736,769
  #*Cogo Group, Inc.......................................   126,667    596,602
   *Coherent, Inc.........................................    76,938  3,695,332
    Cohu, Inc.............................................   125,199  1,567,491
   #Communications Systems, Inc...........................    38,377    686,181
    Comtech Telecommunications Corp.......................   146,130  3,938,204
   *Concurrent Computer Corp..............................    40,678    261,966
   *Convergys Corp........................................   581,075  7,228,573
   *CoreLogic, Inc........................................   239,731  3,782,955
   *Cray, Inc.............................................    62,979    380,393
    Crexendo, Inc.........................................       238        840
    CTS Corp..............................................   123,089  1,209,965
   *CyberOptics Corp......................................    16,073    151,568
    Daktronics, Inc.......................................    22,064    219,096
   *Datalink Corp.........................................    69,070    714,184
   *Dataram Corp..........................................     7,247     10,943
    DDi Corp..............................................    87,283    718,339
  #*DealerTrack Holdings, Inc.............................    81,196  1,882,935
  #*DG FastChannel, Inc...................................    26,188    740,073
   *Digi International, Inc...............................   123,757  1,768,488
   *Digimarc Corp.........................................     5,876    233,336
   *Digital River, Inc....................................    16,554    422,127
   *Ditech Networks, Inc..................................    15,551     17,106
   *Dot Hill Systems Corp.................................    32,524     73,504
   *DSP Group, Inc........................................   129,521    983,064
   *Dynamics Research Corp................................    45,683    552,307
   #Earthlink, Inc........................................   498,729  4,009,781
   *EchoStar Corp.........................................   126,060  4,217,968
   *Edgewater Technology, Inc.............................    32,647     89,453
    Electro Rent Corp.....................................   118,982  1,922,749
   *Electro Scientific Industries, Inc....................    90,217  1,733,069
  #*Electronics for Imaging, Inc..........................   227,411  3,913,743
  #*EMCORE Corp...........................................   354,990    930,074
   *EMS Technologies, Inc.................................    69,555  2,286,968
   *Emulex Corp...........................................   126,161  1,066,060
   *Entegris, Inc.........................................   189,208  1,621,513
    EPIQ Systems, Inc.....................................   105,839  1,367,440
   *ePlus, Inc............................................    35,584    944,044
   *Euronet Worldwide, Inc................................   180,396  3,095,595
   *Exar Corp.............................................   189,142  1,250,229
   *Extreme Networks......................................   292,751    992,426
   *Fairchild Semiconductor International, Inc............   326,416  4,899,504
  #*Faro Technologies, Inc................................    63,389  2,583,736
   *FEI Co................................................    21,039    695,129
   *FormFactor, Inc.......................................   185,692  1,706,509
   *Frequency Electronics, Inc............................    28,088    294,081

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
  #*FSI International, Inc.................................  81,083 $   229,465
   *Gerber Scientific, Inc................................. 137,957   1,520,286
   *GigOptix, Inc..........................................  41,486      89,195
   *Global Cash Access, Inc................................  47,610     133,784
   *Globecomm Systems, Inc................................. 107,304   1,497,964
   *GSI Group, Inc.........................................   4,641      52,118
   *GSI Technology, Inc.................................... 121,437     779,626
   *GTSI Corp..............................................  23,639     121,977
   *Hackett Group, Inc..................................... 121,356     530,326
   *Harmonic, Inc.......................................... 158,338     859,775
   *Hauppauge Digital, Inc.................................     600       1,122
  #*Hutchinson Technology, Inc............................. 132,689     415,317
   *Hypercom Corp.......................................... 139,853   1,134,208
   *I.D. Systems, Inc......................................  51,378     253,807
   *IAC/InterActiveCorp.................................... 329,849  13,652,450
  #*Identive Group, Inc....................................   6,767      14,346
  #*iGo, Inc...............................................  29,520      51,955
   *Ikanos Communications, Inc.............................  75,132      94,666
   *Imation Corp........................................... 201,080   1,672,986
   *Immersion Corp.........................................  19,465     178,105
   *InfoSpace, Inc......................................... 192,389   1,833,467
  #*Ingram Micro, Inc. Class A............................. 529,613   9,824,321
   *Innodata Isogen, Inc...................................   4,088      12,632
   *Insight Enterprises, Inc............................... 189,447   3,188,393
   *Integrated Device Technology, Inc...................... 543,786   3,719,496
   *Integrated Silicon Solution, Inc....................... 119,078   1,058,603
   *Intermec, Inc..........................................  33,160     357,465
   *Internap Network Services Corp......................... 237,896   1,479,713
   *International Rectifier Corp........................... 288,071   7,400,544
   *Interphase Corp........................................  28,274     131,474
    Intersil Corp. Class A................................. 318,484   3,837,732
   *Intevac, Inc........................................... 105,532     960,341
   *IntriCon Corp..........................................   4,217      16,657
   *INX, Inc...............................................     880       7,374
   *iPass, Inc.............................................  35,122      59,707
   *Ixia...................................................  12,327     123,270
   *IXYS Corp.............................................. 135,212   1,844,292
   *JDA Software Group, Inc................................  45,750   1,279,170
   *Kemet Corp.............................................  22,570     275,354
   *Kenexa Corp............................................  53,060   1,356,744
   *Key Tronic Corp........................................  45,679     203,272
    Keynote Systems, Inc...................................  53,717   1,286,522
   *Kopin Corp............................................. 190,792     820,406
   *Kulicke & Soffa Industries, Inc........................ 132,829   1,222,027
   *KVH Industries, Inc....................................  40,173     384,456
   *Lattice Semiconductor Corp............................. 251,194   1,557,403
   *LeCroy Corp............................................  10,771     109,541
   *LoJack Corp............................................  27,350     109,674
   *LookSmart, Ltd.........................................  36,482      53,264
   *Loral Space & Communications, Inc......................  44,473   2,903,197
   *LTX-Credence Corp......................................  50,560     363,526
    ManTech International Corp. Class A....................  11,367     463,774
    Marchex, Inc........................................... 111,720     968,612
   *Market Leader, Inc.....................................     500       1,120
   *Mastech Holdings, Inc..................................   1,502       6,684
   *Mattson Technology, Inc................................ 241,073     419,467
   *Measurement Specialties, Inc...........................  71,647   2,339,991
  #*MEMC Electronic Materials, Inc......................... 626,190   4,646,330
   *MEMSIC, Inc............................................  20,382      61,146
   *Mentor Graphics Corp................................... 186,495   2,131,638
   *Mercury Computer Systems, Inc..........................  95,026   1,595,487

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
    Methode Electronics, Inc................................ 187,972 $1,988,744
   *Microsemi Corp..........................................   9,799    194,510
    MKS Instruments, Inc.................................... 242,504  6,050,475
    ModusLink Global Solutions, Inc......................... 256,769  1,075,862
   *Monolithic Power Systems, Inc...........................   6,028     81,318
   *MoSys, Inc..............................................  19,924    106,195
   *Multi-Fineline Electronix, Inc..........................  77,175  1,567,424
   *Nanometrics, Inc........................................  37,582    634,760
   *NAPCO Security Technologies, Inc........................  18,676     48,931
   *NCI, Inc. Class A.......................................     970     20,836
   *Network Engines, Inc....................................  58,614     78,543
   *Network Equipment Technologies, Inc.....................  29,065     75,278
   *Newport Corp............................................  70,602  1,097,155
   *Novatel Wireless, Inc................................... 159,775    819,646
  #*Oclaro, Inc............................................. 103,086    484,504
  #*Online Resources Corp................................... 142,221    506,307
   *Oplink Communications, Inc.............................. 110,590  1,866,759
    OPNET Technologies, Inc.................................   6,872    235,778
   *Opnext, Inc............................................. 357,731    676,112
    Optical Cable Corp......................................  29,406    115,860
   *Orbcomm, Inc............................................ 173,952    516,637
   *OSI Systems, Inc........................................  85,952  3,548,958
   *PAR Technology Corp.....................................  59,621    230,137
    Park Electrochemical Corp...............................  26,701    698,498
   *PC Connection, Inc...................................... 111,577    872,532
   *PC Mall, Inc............................................  58,159    459,456
   *PC-Tel, Inc.............................................  34,660    225,290
   *PDF Solutions, Inc......................................  67,375    404,250
   *Perceptron, Inc.........................................  33,237    215,043
   *Perficient, Inc......................................... 133,677  1,338,107
   *Performance Technologies, Inc...........................  55,291    118,323
   *Pericom Semiconductor Corp.............................. 135,813  1,110,950
   *Pervasive Software, Inc.................................  37,097    272,292
   *Photronics, Inc......................................... 289,223  2,163,388
   *Planar Systems, Inc.....................................  68,130    215,972
   *PLX Technology, Inc.....................................  88,126    300,510
   *Presstek, Inc...........................................  43,865     79,834
  .*Price Communications Liquidation Trust..................  21,600         --
   *Qualstar Corp...........................................  34,000     61,540
   *RadiSys Corp............................................ 114,478    908,955
   *RealNetworks, Inc....................................... 660,405  2,232,169
   *Reis, Inc...............................................  44,432    470,979
   *Relm Wireless Corp......................................  10,962     11,620
    RF Industries, Ltd......................................   4,360     19,184
    Richardson Electronics, Ltd.............................  77,071  1,142,963
    Rimage Corp.............................................  38,227    566,524
   *Rogers Corp.............................................  23,708  1,149,364
   *Rudolph Technologies, Inc............................... 125,742  1,080,124
   *S1 Corp................................................. 230,309  2,164,905
   *Sanmina-SCI Corp........................................ 162,700  1,854,780
   *ScanSource, Inc.........................................  29,094  1,075,023
   *SeaChange International, Inc............................ 142,208  1,359,508
   *Selectica, Inc..........................................     595      3,136
  #*Sigma Designs, Inc...................................... 159,887  1,367,034
   *Silicon Graphics International Corp..................... 172,425  2,460,505
   *Silicon Image, Inc...................................... 140,983    807,833
   *Smart Modular Technologies (WWH), Inc................... 335,784  3,022,056
   *Smith Micro Software, Inc...............................  65,398    232,817
   *Soundbite Communications, Inc...........................   3,190      7,720
   *Spansion, Inc. Class A..................................   3,687     67,030
   *SS&C Technologies Holdings, Inc.........................   5,073     93,952

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Information Technology -- (Continued)
    Stamps.com, Inc.......................................   5,089 $     85,241
   *Standard Microsystems Corp............................ 110,186    2,607,001
   *StarTek, Inc..........................................  71,718      258,185
   *Stream Global Services, Inc...........................   2,831        9,229
  #*SunPower Corp. Class A................................  18,375      360,701
   *Super Micro Computer, Inc.............................   8,568      120,723
   *Supertex, Inc.........................................     204        3,954
   *Support.com, Inc...................................... 216,406      696,827
   *Sycamore Networks, Inc................................ 136,504    2,689,129
   *Symmetricom, Inc...................................... 163,188      925,276
   *SYNNEX Corp........................................... 164,490    4,658,357
   *Take-Two Interactive Software, Inc....................  66,614      898,623
   *Tech Data Corp........................................ 261,278   12,193,844
   *TechTarget, Inc.......................................  68,587      454,732
   *TeleCommunication Systems, Inc........................ 228,284    1,159,683
    Telular Corp..........................................  69,137      441,094
    Tessco Technologies, Inc..............................  34,518      512,592
   *Tessera Technologies, Inc.............................  79,365    1,246,824
    TheStreet, Inc........................................ 159,597      453,255
  #*THQ, Inc.............................................. 303,935      809,987
   *Tier Technologies, Inc................................   2,943       14,715
   *Trident Microsystems, Inc............................. 145,465       94,552
   *Trio-Tech International...............................     979        3,475
   *Triquint Semiconductor, Inc........................... 324,199    2,437,976
   *TTM Technologies, Inc................................. 167,951    2,326,121
   *Ultra Clean Holdings, Inc.............................  13,089       90,838
   *Ultratech, Inc........................................  57,196    1,507,115
    United Online, Inc.................................... 418,770    2,500,057
   *UTStarcom Holdings Corp............................... 641,932      879,447
   *Viasystems Group, Inc.................................  10,922      245,090
   *Vicon Industries, Inc.................................  22,202       97,134
   *Video Display Corp....................................   4,164       17,072
  #*Virtusa Corp.......................................... 134,264    2,639,630
  #*Vishay Intertechnology, Inc........................... 330,214    4,547,047
   *Vishay Precision Group, Inc...........................  14,276      243,406
    Wayside Technology Group, Inc.........................   4,968       56,238
   *Web.com Group, Inc.................................... 105,922      920,462
   *Westell Technologies, Inc.............................  36,195      103,156
   *WPCS International, Inc...............................  29,368       87,810
   *XO Group, Inc......................................... 101,608      950,035
   *X-Rite, Inc...........................................  27,437      133,344
   *Zoran Corp............................................ 289,357    2,401,663
   *Zygo Corp.............................................  66,306      795,672
                                                                   ------------
Total Information Technology..............................          348,716,566
                                                                   ------------
Materials -- (6.9%)
    A. Schulman, Inc...................................... 140,527    3,112,673
   *A.M. Castle & Co...................................... 119,481    2,074,190
    Allegheny Technologies, Inc...........................   5,489      319,405
   *American Pacific Corp.................................  24,861      199,882
    American Vanguard Corp................................  58,694      801,760
   *Arabian American Development Co.......................   5,438       24,199
    Ashland, Inc.......................................... 223,010   13,657,132
    Boise, Inc............................................ 468,972    3,249,976
    Buckeye Technologies, Inc............................. 222,997    5,996,389
    Cabot Corp............................................ 109,341    4,275,233
   *Century Aluminum Co................................... 556,132    7,240,839
   *Clearwater Paper Corp.................................   7,000      529,480
   *Coeur d'Alene Mines Corp.............................. 329,341    8,987,716
    Commercial Metals Co.................................. 486,712    7,062,191
   *Core Molding Technologies, Inc........................  14,921      135,632

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Materials -- (Continued)
    Cytec Industries, Inc................................. 111,488 $  6,243,328
    Domtar Corp........................................... 117,487    9,393,086
   *Ferro Corp............................................ 291,389    3,793,885
    Friedman Industries, Inc..............................  31,741      376,131
   *Georgia Gulf Corp..................................... 141,397    2,833,596
  #*Golden Minerals, Co...................................   2,978       43,300
   *Graphic Packaging Holding Co.......................... 416,534    2,061,843
    H.B. Fuller Co........................................ 122,825    2,807,780
    Haynes International, Inc.............................  57,444    3,598,292
   *Headwaters, Inc....................................... 310,000      709,900
  #*Hecla Mining Co....................................... 378,734    2,942,763
   *Horsehead Holding Corp................................ 179,900    2,009,483
    Huntsman Corp......................................... 318,088    6,075,481
    Innophos Holdings, Inc................................  13,959      672,824
   *Innospec, Inc.........................................  11,553      371,082
   #Kaiser Aluminum Corp..................................  89,025    4,969,376
   *KapStone Paper & Packaging Corp....................... 244,040    3,804,584
    KMG Chemicals, Inc....................................  18,694      313,311
   *Landec Corp........................................... 132,923      821,464
   *Louisiana-Pacific Corp................................ 607,697    4,709,652
   *LSB Industries, Inc...................................     211        8,385
   *Materion Corp.........................................  96,017    3,660,168
    MeadWestavco Corp..................................... 402,152   12,523,013
   *Mercer International, Inc............................. 210,144    1,941,731
   *Metals USA Holdings Corp..............................  10,282      158,137
    Minerals Technologies, Inc............................  45,404    2,941,271
   *Mod-Pac Corp..........................................   2,536       15,165
    Myers Industries, Inc................................. 185,183    2,203,678
    Neenah Paper, Inc.....................................  56,252    1,135,728
    NL Industries, Inc....................................  85,126    1,532,268
   *Northern Technologies International Corp..............   5,247       92,137
    Olin Corp.............................................   3,300       69,003
    Olympic Steel, Inc....................................  67,390    1,762,248
   *OM Group, Inc......................................... 156,835    5,689,974
   *Omnova Solutions, Inc.................................   1,897       12,824
   #P.H. Glatfelter Co.................................... 240,760    3,633,068
   *Penford Corp..........................................  61,758      358,814
    PolyOne Corp..........................................  29,012      449,686
    Quaker Chemical Corp..................................   9,737      394,738
    Reliance Steel & Aluminum Co.......................... 212,025    9,967,295
   *RTI International Metals, Inc......................... 166,179    5,329,361
   #Schnitzer Steel Industries, Inc. Class A..............  79,030    4,013,934
    Schweitzer-Maudoit International, Inc.................  24,963    1,400,674
    Sealed Air Corp....................................... 197,862    4,259,969
   #Sensient Technologies Corp............................ 161,379    5,990,388
   *Spartech Corp......................................... 158,583      911,852
    Steel Dynamics, Inc................................... 308,604    4,820,394
    Synalloy Corp.........................................  11,673      134,706
    Temple-Inland, Inc....................................  10,580      317,612
   #Texas Industries, Inc................................. 125,798    4,857,061
  #*U.S. Gold Corp........................................  37,956      241,021
   *United States Lime & Minerals, Inc....................   4,234      174,610
   *Universal Stainless & Alloy Products, Inc.............  35,538    1,588,193
   #Vulcan Materials Co...................................  81,559    2,796,658
    Wausau Paper Corp..................................... 198,577    1,465,498
    Westlake Chemical Corp................................ 164,151    8,494,814
    Worthington Industries, Inc........................... 216,892    4,548,225
  #*Zoltek Cos., Inc...................................... 176,135    1,780,725
                                                                   ------------
Total Materials...........................................          217,892,884
                                                                   ------------

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                      SHARES         VALUE+
                                                    ------------ --------------
Other -- (0.0%)
   *All American Group, Inc. Escrow Shares.........       24,733 $           --
                                                                 --------------
Real Estate Investment Trusts -- (0.0%)
   *Transcontinental Realty Investors, Inc.........          148            274
                                                                 --------------
Telecommunication Services -- (1.2%)
    Atlantic Tele-Network, Inc.....................          462         17,450
   *General Communications, Inc. Class A...........      192,934      2,189,801
    HickoryTech Corp...............................       49,752        531,351
    IDT Corp. Class B..............................       71,781      1,732,076
  #*Iridium Communications, Inc....................      252,139      2,150,746
  #*Leap Wireless International, Inc...............      362,407      4,877,998
   *MetroPCS Communications, Inc...................      720,666     11,732,442
   *Neutral Tandem, Inc............................       39,368        603,511
   *Premiere Global Services, Inc..................       69,815        590,635
   *Primus Telecommunications Group, Inc...........        6,549         89,132
    Shenandoah Telecommunications Co...............          191          3,029
    SureWest Communications........................       72,206        947,343
    Telephone & Data Systems, Inc..................      155,627      4,413,582
    Telephone & Data Systems, Inc. Special Shares..      113,393      2,825,754
   *United States Cellular Corp....................       77,096      3,406,872
    USA Mobility, Inc..............................       34,845        575,291
    Warwick Valley Telephone Co....................       11,905        167,027
                                                                 --------------
Total Telecommunication Services...................                  36,854,040
                                                                 --------------
Utilities -- (0.4%)
   #Consolidated Water Co., Ltd....................        6,615         59,667
  #*Dynegy, Inc....................................      427,565      2,445,672
   *GenOn Energy, Inc..............................    2,304,347      8,963,910
   #Ormat Technologies, Inc........................       17,355        362,025
    Pennichuck Corp................................        4,999        142,721
    SJW Corp.......................................       54,556      1,283,157
  #*Synthesis Energy Systems, Inc..................      140,152        290,115
                                                                 --------------
Total Utilities....................................                  13,547,267
                                                                 --------------
TOTAL COMMON STOCKS................................               2,754,449,618
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
  .*BankAtlantic Bancorp, Inc. Rights 06/16/11.....       83,241         23,307
  .*Capital Bank Corp. Rights 03/04/11.............          200             --
   *Federal-Mogul Corp. Warrants 12/27/14..........        7,455          2,311
                                                                 --------------
TOTAL RIGHTS/WARRANTS..............................                      25,618
                                                                 --------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                    ------------
                                                       (000)
SECURITIES LENDING COLLATERAL -- (12.7%)
(S)@DFA Short Term Investment Fund.................  397,630,540    397,630,540
   @Repurchase Agreement, JPMorgan Securities
     LLC 0.20%, 08/01/11 (Collateralized by
     $1,807,479 FNMA, rates ranging from 4.500%
     to 6.500%, maturities ranging from 05/01/36
     to 07/01/41, valued at $1,813,164) to be
     repurchased at $1,754,840..................... $      1,755      1,754,811
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL................                 399,385,351
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,787,990,876)^^..........................              $3,153,860,587
                                                                 ==============

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  458,870,494           --   --    $  458,870,494
   Consumer Staples.........    116,142,280           --   --       116,142,280
   Energy...................    315,543,617           --   --       315,543,617
   Financials...............    613,816,949           --   --       613,816,949
   Health Care..............    199,076,369           --   --       199,076,369
   Industrials..............    433,972,348 $     16,530   --       433,988,878
   Information Technology...    348,716,566           --   --       348,716,566
   Materials................    217,892,884           --   --       217,892,884
   Other....................             --           --   --                --
   Real Estate Investment
     Trusts.................            274           --   --               274
   Telecommunication
     Services...............     36,854,040           --   --        36,854,040
   Utilities................     13,547,267           --   --        13,547,267
Rights/Warrants.............          2,311       23,307   --            25,618
Securities Lending
  Collateral................             --  399,385,351   --       399,385,351
                             -------------- ------------   --    --------------
TOTAL....................... $2,754,435,399 $399,425,188   --    $3,153,860,587
                             ============== ============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                        U.S. SMALL CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
COMMON STOCKS -- (85.4%)
Consumer Discretionary -- (15.4%)
   *1-800-FLOWERS.COM, Inc...............................   189,166 $   569,390
  #*4Kids Entertainment, Inc.............................   158,755      33,339
   #Aaron's, Inc.........................................   101,020   2,546,714
   *AC Moore Arts & Crafts, Inc..........................   680,125   1,258,231
    Acme United Corp.....................................       100       1,011
   *AFC Enterprises, Inc.................................   106,175   1,640,404
   #AH Belo Corp.........................................   216,469   1,385,402
    Aldila, Inc..........................................    77,084     296,773
    Amcon Distributing Co................................     1,445      94,445
  #*American Axle & Manufacturing Holdings, Inc..........    55,033     631,229
   *American Biltrite, Inc...............................     9,693      81,809
   #American Greetings Corp. Class A..................... 1,790,470  39,694,720
   *America's Car-Mart, Inc..............................     3,088     104,498
   *Arctic Cat, Inc......................................   270,681   4,460,823
    Ark Restaurants Corp.................................         8         121
   *Ascent Capital Group, Inc. Class A...................    86,883   4,179,941
  #*Atrinsic, Inc........................................    23,686      93,323
   *Audiovox Corp. Class A...............................   398,063   2,862,073
  #*Ballantyne Strong, Inc...............................   234,352     895,225
   #Barnes & Noble, Inc..................................   615,523  10,710,100
    Bassett Furniture Industries, Inc....................   179,944   1,421,558
  #*Beasley Broadcast Group, Inc.........................    72,346     304,577
  #*Beazer Homes USA, Inc................................ 2,180,236   6,322,684
    bebe stores, Inc.....................................   102,739     761,296
   *Belo Corp............................................   354,525   2,478,130
   *Benihana, Inc........................................    83,866     764,858
   *Benihana, Inc. Class A...............................   123,654   1,140,090
   *Biglari Holdings, Inc................................    24,078   8,864,797
  #*Black Diamond, Inc...................................   358,073   3,011,394
  #*Blockbuster, Inc. Class A............................    59,100       5,142
   *Bluegreen Corp.......................................   951,398   2,454,607
    Blyth, Inc...........................................     4,981     315,098
    Bob Evans Farms, Inc.................................   958,265  33,098,473
   #Bon-Ton Stores, Inc. (The)...........................    92,679     940,692
   #Books-A-Million, Inc.................................   322,557     996,701
  #*Borders Group, Inc...................................     6,378         134
    Bowl America, Inc. Class A...........................    17,959     228,618
  #*Boyd Gaming Corp..................................... 1,452,948  12,698,766
   *Brookfield Residential Properties, Inc...............   170,737   1,702,248
   #Brown Shoe Co., Inc..................................   635,944   6,423,034
   #Brunswick Corp.......................................   377,744   8,246,152
  #*Build-A-Bear-Workshop, Inc...........................   457,481   2,831,807
  #*Cabela's, Inc........................................ 1,580,411  43,240,045
   *Cache, Inc...........................................   344,120   1,995,896
  .*California Coastal Communities, Inc..................   126,985          --
   #Callaway Golf Co..................................... 1,205,856   7,657,186
   *Cambium Learning Group, Inc..........................   225,873     713,759
   *Canterbury Park Holding Corp.........................    16,606     188,810
  #*Carmike Cinemas, Inc.................................    74,333     461,608
    Carriage Services, Inc...............................   339,227   1,936,986
  #*Cavco Industries, Inc................................    57,453   2,445,200
  #*Central European Media Enterprises, Ltd. Class A.....    63,069   1,205,879
  #*Charles & Colvard, Ltd...............................    22,190      54,366
   *Charming Shoppes, Inc................................ 2,488,176  10,201,522
    Christopher & Banks Corp.............................   392,846   2,474,930
    Churchill Downs, Inc.................................    53,332   2,342,875
  #*Coast Distribution System, Inc.......................    92,516     277,548
   *Cobra Electronics Corp...............................   216,452     844,163

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
  #*Collective Brands, Inc...............................   444,949 $ 5,241,499
    Collectors Universe, Inc.............................    29,646     463,663
  #*Conn's, Inc..........................................   585,602   4,819,504
  #*Core-Mark Holding Co., Inc...........................   278,545  10,373,016
  #*Corinthian Colleges, Inc.............................   119,624     497,636
  #*Cost Plus, Inc.......................................   127,170   1,130,541
   #CPI Corp.............................................     5,300      59,042
   *Craftmade International, Inc.........................     1,800       5,400
  #*Crown Media Holdings, Inc............................   437,896     744,423
    CSS Industries, Inc..................................   261,750   5,193,120
  #*Culp, Inc............................................    30,145     268,290
  #*Cumulus Media, Inc...................................   816,614   2,882,647
   *Cybex International, Inc.............................   231,960     185,800
   *Cycle Country Accessories Corp.......................     4,215       1,433
  #*Dana Holding Corp....................................   864,574  14,412,449
   *Decorator Industries, Inc............................    12,596       8,313
   *dELiA*s, Inc.........................................   271,854     478,463
   *Delta Apparel, Inc...................................   185,769   3,654,076
    Destination Maternity Corp...........................   207,619   3,409,104
   #Dillard's, Inc. Class A.............................. 1,637,833  92,144,485
  #*DineEquity, Inc......................................    66,819   3,481,270
   *Dixie Group, Inc.....................................   292,112   1,264,845
   *Dolan Media Co.......................................    62,378     494,658
   *Domino's Pizza, Inc..................................   183,374   4,927,259
   *Dorman Products, Inc.................................   288,307  10,301,209
    Dover Downs Gaming & Entertainment, Inc..............    21,330      66,123
   *Dover Motorsports, Inc...............................   319,398     590,886
   *DSW, Inc.............................................   299,290  15,856,384
   *Duckwall-ALCO Stores, Inc............................    97,600   1,093,120
  #*E.W. Scripps Co. Class A (The)....................... 1,009,067   8,698,158
    EDCI Holdings, Inc...................................   122,643     539,629
   *ELXSI Corp...........................................    27,300      54,600
   *Emerson Radio Corp...................................   156,037     276,185
  #*Emmis Communications Corp. Class A...................   643,656     650,093
    Escalade, Inc........................................     4,353      25,770
  #*Exide Technologies...................................   245,961   1,761,081
   *Famous Dave's of America, Inc........................    14,093     144,594
   *Federal Screw Works..................................     3,125      19,297
   *Federal-Mogul Corp...................................   305,134   5,849,419
   *Fisher Communications, Inc...........................    77,531   2,273,209
    Flanigan's Enterprises, Inc..........................     4,740      34,081
    Flexsteel Industries, Inc............................   196,799   3,001,185
    Foot Locker, Inc.....................................   259,100   5,630,243
   *Footstar, Inc........................................   468,700     374,960
   *Frederick's of Hollywood Group, Inc..................     9,500       6,365
   #Fred's, Inc..........................................   836,257  11,021,867
    Frisch's Restaurants, Inc............................    35,693     752,765
  #*Full House Resorts, Inc..............................   106,486     336,496
   *Furniture Brands International, Inc.................. 1,167,729   4,705,948
    Gaiam, Inc...........................................    88,451     382,108
   *GameTech International, Inc..........................   119,781      29,945
    Gaming Partners International Corp...................    44,581     349,515
  #*Gaylord Entertainment Co............................. 1,237,351  36,303,878
   *Geeknet, Inc.........................................    69,700   1,717,408
  #*Genesco, Inc.........................................   435,113  22,538,853
  #*Golfsmith International Holdings, Inc................    14,022      58,191
   *Gray Television, Inc.................................   818,882   1,989,883
   *Gray Television, Inc. Class A........................    23,767      49,911
   *Great Wolf Resorts, Inc..............................   903,664   3,153,787
   #Group 1 Automotive, Inc..............................   688,036  32,771,155
   *Hallwood Group, Inc..................................     3,376      54,117

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
   *Hampshire Group, Ltd.................................    41,080 $   151,996
  #*Harris Interactive, Inc..............................   338,873     271,098
    Harte-Hanks, Inc.....................................    15,328     125,230
   *Hastings Entertainment, Inc..........................   306,501   1,425,230
    Haverty Furniture Cos., Inc..........................   534,133   5,923,535
    Haverty Furniture Cos., Inc. Class A.................     5,381      59,406
   *Heelys, Inc..........................................    60,428     135,963
   *Helen of Troy, Ltd...................................   713,514  23,010,826
   *Hollywood Media Corp.................................   477,759     769,192
   #Hooker Furniture Corp................................   224,343   2,023,574
    Hot Topic, Inc.......................................   814,931   6,087,535
  #*Hovnanian Enterprises, Inc...........................   815,030   1,564,858
  #*Iconix Brand Group, Inc.............................. 1,567,858  36,578,127
    International Speedway Corp..........................   433,320  12,119,960
  #*Isle of Capri Casinos, Inc...........................   491,098   4,164,511
   *J. Alexander's Corp..................................   150,404     983,642
  #*Jaclyn, Inc..........................................    40,909     276,136
  #*JAKKS Pacific, Inc...................................   836,820  14,602,509
   *Johnson Outdoors, Inc. Class A.......................   201,109   3,585,773
   #Jones Group, Inc. (The).............................. 1,103,657  14,281,322
   *Journal Communications, Inc..........................   205,581   1,019,682
   #KB Home..............................................    89,653     761,154
   *Kenneth Cole Productions, Inc. Class A...............   357,117   4,556,813
   *Kid Brands, Inc......................................   155,672     714,534
   *Knology, Inc.........................................   265,831   3,649,860
   *Kona Grill, Inc......................................    86,151     634,071
    KSW, Inc.............................................    37,122     146,632
  #*K-Swiss, Inc. Class A................................   104,677   1,115,857
   #Lacrosse Footwear, Inc...............................     1,441      20,030
   *Lakeland Industries, Inc.............................   140,993   1,161,782
   *Lakes Entertainment, Inc.............................   514,501   1,121,612
   *Lazare Kaplan International, Inc.....................   134,961     339,427
  #*La-Z-Boy, Inc........................................   896,234   7,859,972
   *Leapfrog Enterprises, Inc............................     4,722      18,416
  #*Lee Enterprises, Inc.................................   769,994     708,394
  #*Libbey, Inc..........................................   404,793   6,262,148
   *Liberty Media Corp. Capital Class B..................     2,845     227,842
   #Lifetime Brands, Inc.................................   350,080   3,850,880
   *LIN TV Corp. Class A.................................   435,705   1,786,390
    Lithia Motors, Inc...................................   585,983  12,094,689
   *Live Nation Entertainment, Inc....................... 1,522,286  16,897,375
  #*LodgeNet Interactive Corp............................   292,059     826,527
  #*Luby's, Inc..........................................   432,356   2,364,987
   *M/I Homes, Inc.......................................   356,664   4,030,303
    Mac-Gray Corp........................................   311,234   4,575,140
   *Madison Square Garden Co. (The)......................    93,187   2,469,456
    Marcus Corp..........................................   531,224   5,142,248
  #*MarineMax, Inc.......................................   547,322   5,029,889
   *MAXXAM, Inc..........................................       213     138,450
  #*McClatchy Co. (The).................................. 1,097,206   2,468,714
   *McCormick & Schmick's Seafood Restaurants, Inc.......   115,640   1,022,258
    McRae Industries, Inc. Class A.......................    30,453     419,795
   #MDC Holdings, Inc....................................    90,313   2,041,977
   *Meade Instruments Corp...............................     3,289      16,675
  #*Media General, Inc. Class A..........................   505,476   1,379,949
   #Men's Wearhouse, Inc. (The)..........................   945,913  31,016,487
    Meredith Corp........................................     4,219     125,937
  #*Meritage Homes Corp..................................   333,003   7,276,116
   *Modine Manufacturing Co..............................   234,809   3,501,002
   *Monarch Casino & Resort, Inc.........................     1,004      11,596
   *Morton's Restaurant Group, Inc.......................   215,217   1,491,454

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
   *Motorcar Parts of America, Inc.......................    72,538 $   936,466
    Movado Group, Inc....................................   458,496   7,418,465
   *MTR Gaming Group, Inc................................   410,084   1,209,748
   *Multimedia Games Holding Co., Inc....................   348,629   1,513,050
    National CineMedia, Inc..............................    52,426     772,235
   *Nautilus, Inc........................................   158,509     297,997
   *Navarre Corp.........................................    60,371     119,535
   *Nevada Gold & Casinos, Inc...........................   152,348     249,851
   *New Frontier Media, Inc..............................   308,544     431,962
   *New York & Co., Inc..................................   251,098   1,370,995
   *Nexstar Broadcasting Group, Inc......................    96,609     846,295
   *Nobel Learning Communities, Inc......................    11,149     130,666
   *Nobility Homes, Inc..................................    12,625      99,738
  #*O'Charley's, Inc.....................................   586,353   3,570,890
   *Orange 21, Inc.......................................     1,559       2,728
  #*Orient-Express Hotels, Ltd........................... 2,248,429  22,236,963
 .#*Orleans Homebuilders, Inc............................   131,309          --
   #Outdoor Channel Holdings, Inc........................   171,466   1,140,249
  #*P & F Industries, Inc. Class A.......................    14,745      71,956
  #*Pacific Sunwear of California, Inc................... 1,646,848   4,594,706
   #Penske Automotive Group, Inc......................... 1,759,083  38,928,507
   #Pep Boys - Manny, Moe & Jack (The)................... 1,126,205  12,106,704
   *Perry Ellis International, Inc.......................   422,621   9,876,653
   *Pinnacle Entertainment, Inc..........................     1,763      25,440
  #*Point.360............................................   123,641      79,130
  #*PokerTek, Inc........................................     1,614       2,001
   *Premier Exhibitions, Inc.............................   228,660     416,161
   *Q.E.P. Co., Inc......................................    42,317     928,435
   *Quiksilver, Inc...................................... 1,407,023   7,400,941
  #*Radio One, Inc.......................................   625,385     894,301
   *Reading International, Inc. Class A..................   168,095     731,213
   *Red Lion Hotels Corp.................................   529,202   3,995,475
  #*Red Robin Gourmet Burgers, Inc.......................   376,085  12,944,846
   #Regis Corp........................................... 1,651,941  24,531,324
    Rent-A-Center, Inc................................... 1,509,762  40,839,062
   *Rick's Cabaret International, Inc....................   180,870   1,483,134
  .*Riviera Holdings Corp................................    16,400          --
  #*Rockford Corp........................................   185,385     602,501
   *Rocky Brands, Inc....................................   115,962   1,476,196
   *Ruby Tuesday, Inc.................................... 1,122,103  10,199,916
   #Ryland Group, Inc. (The).............................    82,012   1,208,037
   *Saga Communications, Inc.............................   116,719   3,795,702
  #*Saks, Inc............................................ 3,558,394  38,217,152
    Salem Communications Corp............................    65,578     213,784
   #Scholastic Corp...................................... 1,528,917  43,910,496
  #*Sealy Corp...........................................    86,805     190,103
    Service Corp. International.......................... 1,085,699  11,367,269
    Shiloh Industries, Inc...............................   193,560   2,038,187
   *Shoe Carnival, Inc...................................   372,053  11,753,154
    Sinclair Broadcast Group, Inc. Class A...............   222,456   2,204,539
  #*Skechers U.S.A., Inc. Class A........................   316,742   5,273,754
    Skyline Corp.........................................     1,465      19,821
    Sonesta International Hotels Corp. Class A...........     3,233      65,258
   #Sonic Automotive, Inc................................    58,034     909,393
   *Spanish Broadcasting System, Inc. Class A............     8,169      37,659
    Spartan Motors, Inc..................................   580,409   2,669,881
  #*Spectrum Group International, Inc....................   312,991     892,024
   #Speedway Motorsports, Inc............................   853,625  11,609,300
   *Sport Chalet, Inc. Class A...........................    82,937     165,045
   *Sport Chalet, Inc. Class B...........................    15,675      34,485
   *Sport-Haley, Inc.....................................    20,594      21,212

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Discretionary -- (Continued)
    Stage Stores, Inc................................. 1,009,407 $   17,967,445
    Standard Motor Products, Inc......................   400,090      5,681,278
  #*Standard Pacific Corp.............................   544,081      1,556,072
   *Stanley Furniture, Inc............................    88,446        365,282
   *Star Buffet, Inc..................................     7,100          5,893
   *Steinway Musical Instruments, Inc.................   289,505      8,392,750
   #Stewart Enterprises, Inc.......................... 2,681,851     18,638,864
   *Stoneridge, Inc...................................   318,905      3,979,934
    Strattec Security Corp............................    46,782      1,195,280
    Superior Industries International, Inc............   675,394     13,669,975
  #*Syms Corp.........................................   416,503      4,348,291
  #*Systemax, Inc.....................................    19,394        315,928
   *Tandy Brands Accessories, Inc.....................   200,326        418,681
   *Tandy Leather Factory, Inc........................   134,235        685,941
   *Trans World Entertainment Corp....................   634,084      1,299,872
   *Tuesday Morning Corp.............................. 1,307,967      5,624,258
  #*Unifi, Inc........................................   421,533      5,408,268
   *Valuevision Media, Inc. Class A...................     3,840         28,762
  #*Walking Co. Holdings, Inc. (The)..................    24,077         69,823
  #*Wells-Gardner Electronics Corp....................    55,466        110,377
    Wendy's Co. (The).................................    45,590        240,259
  #*West Marine, Inc..................................   562,380      5,764,395
  #*Wet Seal, Inc. (The)..............................   162,913        796,645
   #Weyco Group, Inc..................................       331          7,666
  #*Zale Corp......................................... 1,488,264      8,349,161
                                                                 --------------
Total Consumer Discretionary..........................            1,296,625,287
                                                                 --------------
Consumer Staples -- (2.8%)
  #*Alliance One International, Inc................... 1,084,643      3,568,475
    Andersons, Inc. (The).............................    30,085      1,236,794
   #Bridgford Foods Corp..............................    37,720        416,806
   *Cagle's, Inc. Class A.............................   120,259        500,277
    CCA Industries, Inc...............................    32,297        181,832
  #*Central European Distribution Corp................    62,468        604,690
   *Central Garden & Pet Co...........................   312,005      2,789,325
   *Central Garden & Pet Co. Class A..................   787,733      6,900,541
  #*Chiquita Brands International, Inc................ 1,225,166     14,505,965
  #*Craft Brewers Alliance, Inc.......................   237,835      1,852,735
   *Crystal Rock Holdings, Inc........................    15,611         13,585
  #*Cuisine Solutions, Inc............................   182,878        365,756
   *Dean Foods Co.....................................   158,340      1,744,907
  #*Dole Food Co., Inc................................   512,182      7,267,863
   *Elizabeth Arden, Inc..............................     7,874        253,700
    Fresh Del Monte Produce, Inc...................... 1,232,956     30,219,752
    Griffin Land & Nurseries, Inc. Class A............    20,078        560,377
   *Hain Celestial Group, Inc......................... 1,311,686     42,406,808
   *Harbinger Group, Inc..............................   407,083      2,161,611
  #*HQ Sustainable Maritime Industries, Inc...........    13,121          2,755
   #Imperial Sugar Co.................................   364,980      8,423,738
    Ingles Markets, Inc...............................   156,468      2,409,607
  #*John B. Sanfilippo & Son, Inc.....................   197,394      1,652,188
   *Katy Industries, Inc..............................    95,829          8,145
   *Mannatech, Inc....................................    88,746         72,754
    MGP Ingredients, Inc..............................   295,836      2,328,229
    Nash-Finch Co.....................................   266,405      9,537,299
   *Natural Alternatives International, Inc...........    75,211        361,765
   *Nutraceutical International Corp..................    56,554        836,999
    Oil-Dri Corp. of America..........................    89,472      1,851,176
   *Omega Protein Corp................................   442,349      5,361,270
    Orchids Paper Products Co.........................       536          6,888
  #*Pantry, Inc.......................................   323,236      5,760,066

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Staples -- (Continued)
   *Parlux Fragrances, Inc..............................   440,573 $  1,330,530
   *PC Group, Inc.......................................     9,849        2,068
   *Physicians Formula Holdings, Inc....................   364,052    1,383,398
  #*Pilgrim's Pride Corp................................    38,816      186,317
  #*Prestige Brands Holdings, Inc....................... 1,361,413   16,636,467
    Reliv' International, Inc...........................    13,103       23,454
   *Revlon, Inc.........................................    33,702      567,542
   *Scheid Vineyards, Inc...............................     6,720       54,264
   *Seneca Foods Corp...................................    54,144    1,402,330
   *Seneca Foods Corp. Class B..........................    23,036      586,727
   *Smart Balance, Inc.................................. 1,143,756    5,421,403
    Snyders-Lance, Inc..................................    18,710      381,871
   #Spartan Stores, Inc.................................   296,579    5,237,585
   *Spectrum Brands Holdings, Inc.......................   158,252    4,225,328
    Stephan Co. (The)...................................    56,795      139,148
  #*SUPERVALU, Inc......................................   305,693    2,628,960
   *Susser Holdings Corp................................    64,876    1,058,128
   #Universal Corp......................................   681,597   25,028,242
    Weis Markets, Inc...................................    15,243      612,616
  #*Winn-Dixie Stores, Inc.............................. 1,500,274   13,472,461
                                                                   ------------
Total Consumer Staples..................................            236,543,517
                                                                   ------------
Energy -- (9.8%)
    Adams Resources & Energy, Inc.......................   107,135    2,764,083
   #Alon USA Energy, Inc................................   443,142    5,388,607
  #*Approach Resources, Inc.............................   177,547    4,609,120
   *Barnwell Industries, Inc............................   142,853      634,267
  #*Basic Energy Services, Inc..........................   931,841   30,182,330
    Berry Petroleum Corp. Class A.......................    20,546    1,178,313
   *Bill Barrett Corp...................................   781,488   38,886,843
   *Bolt Technology Corp................................    33,954      428,839
   #Bristow Group, Inc..................................   994,046   48,191,350
   *Cal Dive International, Inc.........................   679,211    3,789,997
  #*Callon Petroleum Co.................................   412,415    2,874,533
   *Clayton Williams Energy, Inc........................       122        8,091
   *Complete Production Services, Inc................... 1,359,909   52,873,262
  #*Comstock Resources, Inc.............................   627,448   20,015,591
   *Crimson Exploration, Inc............................   217,613      685,481
   #Crosstex Energy, Inc................................   649,599    9,484,145
   *CVR Energy, Inc..................................... 1,157,012   31,065,772
  #*Dawson Geophysical Co...............................   176,365    6,999,927
    Delek US Holdings, Inc..............................   629,462   10,461,658
  #*Delta Petroleum Corp................................     6,143       26,601
   #DHT Holdings, Inc...................................   300,889    1,083,200
  #*Double Eagle Petroleum Co...........................   116,688    1,257,897
   *Endeavour International Corp........................    85,968    1,078,039
   *Energy Partners, Ltd................................   360,801    6,137,225
   *ENGlobal Corp.......................................    27,268      109,072
   *Evolution Petroleum Corp............................    29,795      218,695
  #*Exterran Holdings, Inc.............................. 1,702,183   31,456,342
  #*General Maritime Corp...............................   943,809    1,028,752
   *Geokinetics, Inc....................................    83,538      522,112
   *GeoMet, Inc.........................................    96,021      106,583
  #*Global Industries, Ltd.............................. 2,067,483   10,606,188
  #*GMX Resources, Inc..................................   144,193      699,336
  #*Goodrich Petroleum Corp.............................    55,333    1,097,253
  #*Green Plains Renewable Energy, Inc..................   306,489    3,356,055
    Gulf Island Fabrication, Inc........................   242,697    8,397,316
   *Gulfmark Offshore, Inc..............................   609,479   29,706,006
  #*Harvest Natural Resources, Inc......................   877,273   12,018,640
   *Helix Energy Solutions Group, Inc................... 2,959,330   57,943,681

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
   *Hercules Offshore, Inc.............................. 3,233,265 $ 15,196,346
   *HKN, Inc............................................    80,833      179,449
   #HollyFrontier Corp..................................   938,070   70,721,097
  #*Hornbeck Offshore Services, Inc.....................   713,211   19,855,794
   *Mexco Energy Corp...................................       733        7,249
   *Mitcham Industries, Inc.............................   171,387    3,112,388
   *Natural Gas Services Group, Inc.....................   228,469    3,634,942
  #*New Concept Energy, Inc.............................       974        2,240
   *Newpark Resources, Inc.............................. 1,465,320   13,612,823
   #Overseas Shipholding Group, Inc.....................   848,663   20,656,457
   *Parker Drilling Co.................................. 2,740,135   17,372,456
  #*Patriot Coal Corp...................................   539,027   10,193,001
   #Penn Virginia Corp.................................. 1,016,748   13,339,734
  #*Petroleum Development Corp..........................   558,081   20,269,502
   *PHI, Inc. Non-Voting................................   300,874    6,477,817
   *PHI, Inc. Voting....................................     1,561       32,937
   *Pioneer Drilling Co................................. 1,959,041   31,873,597
   *Rentech, Inc........................................   588,143      552,972
   *REX American Resources Corp.........................   234,850    4,046,466
   *Rosetta Resources, Inc..............................    40,586    2,101,137
   #SEACOR Holdings, Inc................................   362,962   36,426,866
  #*Seahawk Drilling, Inc...............................     8,047       34,441
   *SemGroup Corp. Class A..............................   203,070    4,727,470
  #*SulphCo, Inc........................................   589,396        7,662
   *Superior Energy Services, Inc.......................   431,558   17,905,341
   *Swift Energy Corp...................................   172,453    6,570,459
   *Tetra Technologies, Inc.............................   840,438   10,816,437
   *TGC Industries, Inc.................................   165,122    1,215,298
   *Triangle Petroleum Corp.............................     2,546       18,993
  #*Tri-Valley Corp.....................................    61,773       29,645
   *Union Drilling, Inc.................................   329,878    3,678,140
  #*USEC, Inc........................................... 3,330,962   11,358,580
   *Venoco, Inc.........................................    89,603    1,138,854
   *Voyager Oil & Gas, Inc..............................     6,041       19,210
  #*Western Refining, Inc............................... 2,008,930   41,042,440
   *Westmoreland Coal Co................................    95,247    1,463,946
   *Willbros Group, Inc.................................   294,254    2,707,137
                                                                   ------------
Total Energy............................................            829,770,525
                                                                   ------------
Financials -- (17.4%)
   *1st Constitution Bancorp............................    13,190      100,244
   #1st Source Corp.....................................   591,201   13,627,183
   *1st United Bancorp, Inc.............................     8,914       52,860
   *21st Century Holding Co.............................   163,908      435,995
    Abington Bancorp, Inc...............................   365,874    3,625,811
    Access National Corp................................    41,627      348,002
 .#*Advanta Corp. Class A...............................   115,563           --
  .*Advanta Corp. Class B...............................   550,707           --
  #*Affirmative Insurance Holdings, Inc.................    99,958      224,905
    Alliance Bancorp, Inc. of Pennsylvania..............       590        6,561
   *Altisource Portfolio Solutions SA...................   236,430    8,000,791
  .*Amcore Financial, Inc...............................   177,976           --
    Ameriana Bancorp....................................    34,757      167,876
   *American Capital, Ltd............................... 5,059,096   48,921,458
   #American Equity Investment Life Holding Co.......... 1,593,481   18,914,619
   *American Independence Corp..........................    38,490      210,540
   *American River Bankshares...........................    75,976      454,336
   *American Safety Insurance Holdings, Ltd.............   177,415    3,326,531
   *AmericanWest Bancorp................................    51,057        1,139
  #*Ameris Bancorp......................................   215,653    2,182,408
  #*AmeriServe Financial, Inc...........................   305,692      675,579

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
  #*Anchor Bancorp Wisconsin, Inc........................   402,782 $   265,876
  #*Ante5, Inc...........................................    72,013      72,445
    Argo Group International Holdings, Ltd...............   917,766  26,982,320
    ASB Financial Corp...................................     4,400      57,200
   *Aspen Insurance Holdings, Ltd........................    89,044   2,306,240
  #*Asset Acceptance Capital Corp........................    79,879     394,602
   #Asta Funding, Inc....................................   212,911   1,675,610
    Astoria Financial Corp...............................   406,736   4,738,474
    Atlantic American Corp...............................   238,075     473,769
   *Atlantic Coast Financial Corp........................    17,163      93,710
   *Avatar Holdings, Inc.................................   224,441   3,433,947
   #Baldwin & Lyons, Inc.................................     3,124      80,256
   #Baldwin & Lyons, Inc. Class B........................   367,398   8,902,054
    Bancorp Rhode Island, Inc............................    39,198   1,719,616
   *Bancorp, Inc.........................................   240,470   2,164,230
   #BancorpSouth, Inc....................................   129,510   1,753,565
  #*BancTrust Financial Group, Inc.......................    98,095     232,485
    Bank Mutual Corp.....................................    12,740      47,265
    Bank of Commerce Holdings............................     9,312      37,527
  .*Bank of Florida Corp.................................    99,764          --
  #*Bank of Granite Corp.................................   238,431     193,129
  #*BankAtlantic Bancorp, Inc............................ 1,374,716   1,415,957
    BankFinancial Corp...................................   508,810   4,146,802
    Banner Corp..........................................   120,084   2,223,956
    Bar Harbor Bankshares................................       530      15,100
    BCB Bancorp, Inc.....................................    22,964     253,293
   *BCSB Bancorp, Inc....................................       930      12,574
    Beacon Federal Bancorp, Inc..........................    19,928     277,996
   *Berkshire Bancorp, Inc...............................     4,650      29,574
    Berkshire Hills Bancorp, Inc.........................   500,229  10,965,020
   *BFC Financial Corp...................................    11,467       4,472
   *BNCCORP, Inc.........................................    30,988      67,399
  #*BofI Holding, Inc....................................    54,469     762,294
   #Boston Private Financial Holdings, Inc............... 1,600,902  11,094,251
   *Bridge Capital Holdings..............................    38,086     427,325
    Brookline Bancorp, Inc...............................   757,891   6,479,968
   *Brunswick Bancorp....................................     1,200       7,920
    Bryn Mawr Bank Corp..................................    19,307     388,457
    C&F Financial Corp...................................    14,868     319,662
   #California First National Bancorp....................   142,716   2,214,952
   *Camco Financial Corp.................................    82,085     132,157
  #*Cape Bancorp, Inc....................................     7,579      71,318
  #*Capital Bank Corp....................................    63,447     189,072
   #Capital City Bank Group, Inc.........................    29,224     301,299
    Capital Southwest Corp...............................    42,686   4,008,642
    CapitalSource, Inc................................... 3,194,935  20,639,280
  #*Capitol Bancorp, Ltd.................................   445,107      53,858
   #Capitol Federal Financial, Inc.......................   328,702   3,760,351
    Cardinal Financial Corp..............................   149,995   1,609,446
   *Carolina Bank Holdings, Inc..........................     1,200       2,880
    Carrollton Bancorp...................................    10,578      36,759
   #Carver Bancorp, Inc..................................    20,284      11,359
   #Cathay General Bancorp............................... 1,467,198  20,335,364
   *Center Financial Corp................................   385,353   2,373,774
    CenterState Banks of Florida, Inc....................       269       1,757
    Central Bancorp, Inc.................................     5,562     113,131
   *Central Pacific Financial Corp.......................    16,578     223,471
  #*Central Virginia Bankshares, Inc.....................    10,235      11,258
  #*Centrue Financial Corp...............................    60,445      18,134
    Century Bancorp, Inc. Class A........................    17,834     482,053
    CFS Bancorp, Inc.....................................   203,991   1,154,589

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
   #Chemical Financial Corp..............................   705,157 $13,376,828
   *Chicopee Bancorp, Inc................................    37,757     535,394
   *Citizens Community Bancorp, Inc......................    38,179     231,747
  #*Citizens First Bancorp, Inc..........................   118,796       2,970
   *Citizens First Corp..................................     3,862      28,888
   *Citizens Republic Bancorp, Inc.......................    22,036     202,511
    Citizens South Banking Corp..........................   133,603     549,108
   *CNO Financial Group, Inc............................. 6,991,021  51,384,004
   #CoBiz Financial, Inc.................................   125,116     769,463
    Codorus Valley Bancorp, Inc..........................     9,671      98,644
   *Colonial Financial Services, Inc.....................     2,197      26,957
  #*Colony Bankcorp, Inc.................................     6,201      17,301
    Columbia Banking System, Inc.........................   359,547   6,331,623
   *Comerica, Inc........................................   158,469   5,075,761
  #*Commonwealth Bankshares, Inc.........................    58,813      22,349
   #Community Bank System, Inc...........................    10,203     256,707
   *Community Bankers Trust Corp.........................       300         405
  #*Community Capital Corp...............................    10,021      31,967
   *Community West Bancshares............................    21,017      70,722
   *CompuCredit Holdings Corp............................   413,266   1,235,665
   *Consumer Portfolio Services, Inc.....................   335,116     351,872
  #*Cowen Group, Inc.....................................   198,262     783,135
   *Crescent Financial Corp..............................    49,559     198,236
  #*Dearborn Bancorp, Inc................................    61,066      80,607
   #Delphi Financial Group, Inc. Class A................. 1,261,682  33,964,479
    Donegal Group, Inc. Class A..........................   490,350   5,894,007
   #Donegal Group, Inc. Class B..........................    54,693   1,147,459
   *Doral Financial Corp.................................    77,216     135,128
    Eagle Bancorp Montana, Inc...........................       525       5,539
    Eastern Insurance Holdings, Inc......................   112,387   1,503,738
    Eastern Virginia Bankshares, Inc.....................    17,786      54,247
    ECB Bancorp, Inc.....................................     8,083     105,160
    Edelman Financial Group, Inc.........................   424,274   3,237,211
   #EMC Insurance Group, Inc.............................   292,000   5,451,640
  #*Encore Bancshares, Inc...............................    73,512     881,409
   *Encore Capital Group, Inc............................   142,393   3,894,449
    Endurance Specialty Holdings, Ltd....................   221,064   9,006,147
   #Enterprise Bancorp, Inc..............................     4,169      66,662
    Enterprise Financial Services Corp...................    82,944   1,157,069
   #Epoch Holding Corp...................................    48,769     946,119
   #ESB Financial Corp...................................    36,961     494,538
   #ESSA Bancorp, Inc....................................   151,843   1,746,194
    Evans Bancorp, Inc...................................     4,139      56,994
   #F.N.B. Corp.......................................... 1,503,670  15,036,700
   *Farmers Capital Bank Corp............................    49,460     262,138
   #FBL Financial Group, Inc. Class A....................   740,556  23,312,703
    Federal Agricultural Mortgage Corp...................   225,370   4,552,474
   #Federal Agricultural Mortgage Corp. Class A..........     3,592      51,024
    Fidelity Bancorp, Inc................................    17,179     193,436
  #*Fidelity Southern Corp...............................    27,810     188,552
    Financial Institutions, Inc..........................   186,346   3,125,022
   *First Acceptance Corp................................   865,637   1,436,957
    First Advantage Bancorp..............................    19,168     246,500
    First American Financial Corp........................   207,198   3,313,096
   #First Bancorp........................................    34,407     338,909
    First Bancorp of Indiana, Inc........................     5,430      49,494
  #*First BanCorp........................................    20,957      92,211
   *First Bancshares, Inc................................    24,793     167,353
   #First Bancshares, Inc. (The).........................     1,183      11,724
   First Bank of Delaware................................    70,003     144,556
   #First Busey Corp.....................................   162,166     841,642

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    First Business Financial Services, Inc...............    20,584 $   288,382
   *First California Financial Group, Inc................    16,140      59,072
    First Citizens BancShares, Inc.......................    10,555   1,901,167
    First Commonwealth Financial Corp....................   736,682   3,786,545
    First Community Bancshares, Inc......................    27,475     345,910
   *First Defiance Financial Corp........................   167,845   2,460,608
  #*First Federal Bancshares of Arkansas, Inc............   105,824     640,235
   *First Federal of Northern Michigan Bancorp, Inc......    31,310     120,230
   #First Financial Corp.................................   182,832   6,049,911
   #First Financial Holdings, Inc........................   113,158     940,343
  #*First Financial Northwest, Inc.......................   201,147     987,632
   *First Financial Service Corp.........................     9,985      29,955
    First Interstate Bancsystem, Inc.....................     4,558      60,986
   *First Investors Financial Services Group, Inc........   118,400     887,408
    First M&F Corp.......................................    61,476     248,363
   *First Marblehead Corp. (The).........................   242,969     400,899
  #*First Mariner Bancorp, Inc...........................    16,843       8,422
    First Merchants Corp.................................   636,129   5,693,355
    First Midwest Bancorp, Inc...........................   606,919   7,234,474
   #First Niagara Financial Group, Inc................... 3,095,619  37,921,333
    First Pactrust Bancorp, Inc..........................    93,803   1,388,284
   *First Place Financial Corp...........................   428,655     325,778
   *First Regional Bancorp...............................   304,399       3,044
   *First Security Group, Inc............................   174,531      80,284
   #First United Corp....................................    62,872     314,989
   #First West Virginia Bancorp, Inc.....................     8,309     128,873
    Firstbank Corp.......................................    92,702     546,942
   *FirstCity Financial Corp.............................   220,264   1,559,469
   *Flagstar Bancorp, Inc................................    81,230      59,306
   #Flagstone Reinsurance Holdings SA....................   691,970   6,165,453
    Flushing Financial Corp..............................   378,045   4,657,514
  #*FNB United Corp......................................    21,789      10,677
    Fox Chase Bancorp, Inc...............................    26,843     358,891
   *FPIC Insurance Group, Inc............................   325,141  13,564,883
   #Fulton Financial Corp................................   539,281   5,473,702
    GAINSCO, Inc.........................................       100         842
    German American Bancorp, Inc.........................     4,064      68,153
   *Gleacher & Co., Inc..................................    15,573      26,630
   *Global Indemnity P.L.C...............................   218,558   4,552,563
  #*Greene Bancshares, Inc...............................   173,437     447,467
   *Guaranty Bancorp.....................................   606,993     843,720
   *Guaranty Federal Bancshares, Inc.....................    29,785     151,308
   *Hallmark Financial Services, Inc.....................   397,409   2,678,537
   #Hampden Bancorp, Inc.................................     5,719      75,834
  #*Hampton Roads Bankshares, Inc........................     1,492      10,877
   #Hancock Holding Co...................................   537,426  17,708,187
  #*Hanmi Financial Corp.................................   612,870     649,642
    Harleysville Group, Inc..............................   513,243  15,510,203
    Harleysville Savings Financial Corp..................    14,892     225,763
  #*Harris & Harris Group, Inc...........................   201,882   1,029,598
    Hawthorn Bancshares, Inc.............................    20,927     144,815
   #Heartland Financial USA, Inc.........................     3,346      53,703
  #*Heritage Commerce Corp...............................   246,768   1,231,372
    Heritage Financial Corp..............................    53,149     692,531
    Heritage Financial Group, Inc........................        52         613
    HF Financial Corp....................................   127,550   1,312,490
   *Hilltop Holdings, Inc................................   617,288   5,401,270
    Hingham Institution for Savings......................     1,857     100,278
   *HMN Financial, Inc...................................   102,799     247,232
  #*Home Bancorp, Inc....................................     2,901      42,297
    Home Federal Bancorp, Inc............................   183,070   1,957,018

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Homeowners Choice, Inc...............................     1,818 $    12,108
    HopFed Bancorp, Inc..................................    62,074     502,179
    Horace Mann Educators Corp...........................   811,405  11,814,057
    Horizon Bancorp......................................     6,911     190,674
  #*Horizon Financial Corp...............................    55,424         382
   *ICG Group, Inc.......................................   946,903  10,463,278
    Independence Holding Co..............................   216,350   1,942,823
  #*Independent Bank Corp................................    64,970     141,635
    Indiana Community Bancorp............................    43,364     735,887
    Infinity Property & Casualty Corp....................   479,556  24,299,103
   #International Bancshares Corp........................   272,628   4,585,603
   *Intervest Bancshares Corp............................   157,652     539,170
   *Investment Technology Group, Inc.....................   276,408   3,363,885
    Investors Title Co...................................    42,734   1,628,165
   *Jacksonville Bancorp, Inc............................    11,910      71,460
   *Jefferson Bancshares, Inc............................    27,344      88,458
    JMP Group, Inc.......................................    28,267     207,480
    Kaiser Federal Financial Group, Inc..................     3,751      47,900
   *Knight Capital Group, Inc............................   342,575   3,874,523
    Lake Shore Bancorp, Inc..............................       200       2,060
   #Lakeland Bancorp, Inc................................   254,507   2,532,345
    Landmark Bancorp, Inc................................    20,595     326,843
   #LNB Bancorp, Inc.....................................   222,337   1,140,589
  #*Louisiana Bancorp, Inc...............................       790      12,683
   *LSB Financial Corp...................................    14,098     220,634
  #*Macatawa Bank Corp...................................   355,819   1,060,341
   *Magyar Bancorp, Inc..................................    31,774     132,815
    Maiden Holdings, Ltd.................................   272,277   2,524,008
   #MainSource Financial Group, Inc......................   483,424   4,466,838
   #Malvern Federal Bancorp, Inc.........................     1,414      10,188
   *Marlin Business Services Corp........................   342,753   4,277,557
   *Maui Land & Pineapple Co., Inc.......................    14,898      77,321
    Mayflower Bancorp, Inc...............................    10,132      89,162
   #MB Financial, Inc.................................... 1,118,836  22,589,299
  #*MBIA, Inc............................................ 3,673,791  33,798,877
  #*MBT Financial Corp...................................   335,703     456,556
    MCG Capital Corp..................................... 2,707,885  15,082,919
   #Meadowbrook Insurance Group, Inc..................... 1,522,479  14,311,303
    Medallion Financial Corp.............................   511,665   4,748,251
  #*Mercantile Bancorp, Inc..............................     8,444       6,333
  #*Mercantile Bank Corp.................................    94,648     932,283
    Meta Financial Group, Inc............................    48,547   1,056,383
   *Metro Bancorp, Inc...................................    37,204     426,730
   *MetroCorp Bancshares, Inc............................    94,370     612,461
  #*MF Global Holdings, Ltd.............................. 3,745,835  27,606,804
   *MGIC Investment Corp................................. 3,608,066  14,360,103
    MicroFinancial, Inc..................................   220,905   1,318,803
    Mid Penn Bancorp, Inc................................     1,928      16,735
    MidSouth Bancorp, Inc................................     1,064      14,396
 .#*Midwest Banc Holdings, Inc...........................    43,226          --
    MidWestOne Financial Group, Inc......................    15,897     232,255
   #Montpelier Re Holdings, Ltd.......................... 1,945,874  33,585,785
    MSB Financial Corp...................................       400       2,168
    MutualFirst Financial, Inc...........................   140,603   1,256,991
   *Nara Bancorp, Inc....................................   160,350   1,287,610
    National Penn Bancshares, Inc........................ 2,904,103  23,348,988
    National Security Group, Inc.........................     9,622     108,921
    National Western Life Insurance Co. Class A..........    63,041  10,800,815
  #*Navigators Group, Inc. (The).........................   455,794  21,486,129
    Nelnet, Inc. Class A.................................   440,441   8,879,291
  #*New Century Bancorp, Inc.............................    38,142     162,485

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    New England Bancshares, Inc..........................     3,534 $    34,032
    New Hampshire Thrift Bancshares, Inc.................    89,293   1,171,524
    New Westfield Financial, Inc.........................   288,786   2,339,167
   *NewBridge Bancorp....................................   249,572   1,200,441
   *Newport Bancorp, Inc.................................       833      11,504
  #*NewStar Financial, Inc...............................   442,063   4,703,550
    North Central Bancshares, Inc........................    39,100     689,724
   *North Valley Bancorp.................................     5,233      56,150
    Northeast Bancorp....................................    10,227     139,701
    Northeast Community Bancorp, Inc.....................     7,060      47,020
    Northrim Bancorp, Inc................................   137,999   2,724,100
    Northway Financial, Inc..............................     7,009      76,749
    Northwest Bancshares, Inc............................   564,849   6,941,994
    Ocean Shore Holding Co...............................    11,264     136,970
    Old National Bancorp.................................       246       2,509
  #*Old Second Bancorp, Inc..............................   337,997     429,256
   *OmniAmerican Bancorp, Inc............................     4,814      70,477
   #OneBeacon Insurance Group, Ltd.......................   136,883   1,743,889
    Oppenheimer Holdings, Inc. Class A...................    38,781   1,003,652
    Oriental Financial Group, Inc........................    80,900   1,004,778
    Oritani Financial Corp...............................    60,825     787,076
    Osage Bancshares, Inc................................       500       4,005
   *PAB Bankshares, Inc..................................    19,489          97
  #*Pacific Capital Bancorp..............................    28,395     851,282
    Pacific Continental Corp.............................     4,753      46,770
  #*Pacific Mercantile Bancorp...........................   150,226     683,528
   *Pacific Premier Bancorp, Inc.........................   114,387     754,954
   *Pacific State Bancorp................................    13,433         403
   *Park Bancorp, Inc....................................     4,725      14,624
    Parkvale Financial Corp..............................   104,265   2,214,589
  #*Patriot National Bancorp.............................    78,304     168,354
  #*Penson Worldwide, Inc................................   324,473     992,887
   #Peoples Bancorp......................................    14,576     238,609
    Peoples Bancorp of North Carolina....................    25,399     152,394
   #Peoples Bancorp, Inc.................................   281,796   3,361,826
  #*PHH Corp............................................. 1,768,200  33,171,432
  #*Phoenix Cos., Inc. (The)............................. 1,905,192   4,572,461
   *PICO Holdings, Inc...................................   130,607   3,566,877
    Pinnacle Bancshares, Inc.............................    17,681      88,406
  #*Pinnacle Financial Partners, Inc.....................   567,263   8,650,761
   *Piper Jaffray Cos., Inc..............................   341,899  10,079,183
    Platinum Underwriters Holdings, Ltd..................   189,310   6,502,798
  #*PMI Group, Inc. (The)................................ 4,278,651   4,278,651
   #Porter Bancorp, Inc..................................     8,106      36,882
   *Preferred Bank.......................................    33,431     305,559
   *Premier Financial Bancorp, Inc.......................    75,144     542,540
    Presidential Life Corp...............................   866,437   9,842,724
    Primerica, Inc.......................................       742      16,042
  #*Princeton National Bancorp, Inc......................    16,563      84,471
   #PrivateBancorp, Inc..................................   231,936   2,734,525
   *ProAssurance Corp....................................   109,656   7,637,540
    Protective Life Corp.................................   351,054   7,463,408
  #*Providence Community Bancshares, Inc.................     2,737       1,492
    Provident Financial Holdings, Inc....................   171,892   1,459,363
   #Provident Financial Services, Inc.................... 2,445,306  33,891,941
    Provident New York Bancorp........................... 1,169,570   8,818,558
   #Pulaski Financial Corp...............................   227,620   1,629,759
    QC Holdings, Inc.....................................     1,979       9,044
    QCR Holdings, Inc....................................        34         332
   #Radian Group, Inc.................................... 3,206,988  10,166,152
   *Rainier Pacific Financial Group, Inc.................    85,914       2,148

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
   #Renasant Corp........................................   473,160 $ 7,239,348
  #*Republic First Bancorp, Inc..........................    77,655     164,629
    Resource America, Inc................................   289,569   1,699,770
   *Riverview Bancorp, Inc...............................   230,437     698,224
   *Royal Bancshares of Pennsylvania, Inc. Class A.......    10,688      12,826
   *Rurban Financial Corp................................    27,237      84,435
  #*Safeguard Scientifics, Inc...........................   220,217   4,010,152
    Safety Insurance Group, Inc..........................   385,666  15,658,040
   #Salisbury Bancorp, Inc...............................       898      20,501
   #Sandy Spring Bancorp, Inc............................   305,617   5,461,376
   *Savannah Bancorp, Inc. (The).........................     9,896      73,230
    SeaBright Holdings, Inc..............................   641,169   5,828,226
  #*Seacoast Banking Corp. of Florida....................   350,959     554,515
   *Security National Financial Corp. Class A............     9,976      13,966
    Selective Insurance Group, Inc....................... 1,870,559  30,658,462
    Shore Bancshares, Inc................................     7,266      44,759
    SI Financial Group, Inc..............................     3,628      36,824
   *Siebert Financial Corp...............................    51,159      79,808
   #Sierra Bancorp.......................................     4,658      53,660
   #Simmons First National Corp..........................    56,407   1,362,793
    Somerset Hills Bancorp...............................     1,227      10,196
    South Street Financial Corp..........................    11,002      52,260
   *Southcoast Financial Corp............................    93,426     247,579
   *Southern Community Financial Corp....................   226,834     340,251
   *Southern Connecticut Bancorp, Inc....................    40,090     116,261
   *Southern First Bancshares, Inc.......................    51,738     507,032
    Southern Missouri Bancorp, Inc.......................       384       8,273
   *Southern National Bancorp of Virginia, Inc...........     3,323      23,261
  #*Southwest Bancorp, Inc...............................   324,133   2,009,625
    Southwest Georgia Financial Corp.....................       310       2,328
    StanCorp Financial Group, Inc........................    63,106   2,098,906
    State Auto Financial Corp............................   801,068  13,281,707
   #StellarOne Corp......................................   220,799   2,746,740
   #Stewart Information Services Corp....................   433,144   4,591,326
   *Stratus Properties, Inc..............................   121,118   1,717,453
    Summit State Bank....................................     2,610      17,043
  #*Sun Bancorp, Inc.....................................   559,424   1,745,403
   #Susquehanna Bancshares, Inc.......................... 3,509,253  26,424,675
   *Sussex Bancorp.......................................    21,731     138,861
   #SWS Group, Inc.......................................     1,900      10,355
    Symetra Financial Corp...............................   109,822   1,379,364
    Synovus Financial Corp...............................   204,729     374,654
  #*Taylor Capital Group, Inc............................   169,075   1,342,456
    Teche Holding Co.....................................    11,610     381,505
   *Tennessee Commerce Bancorp, Inc......................    14,371      21,556
    Territorial Bancorp, Inc.............................     3,444      71,911
    TF Financial Corp....................................    72,884   1,463,875
  #*Thomas Properties Group, Inc.........................    40,435     131,414
  #*TIB Financial Corp...................................     5,184      67,392
   *Tidelands Bancshares, Inc............................    17,399       3,532
   *TierOne Corp.........................................    71,235         285
   *Timberland Bancorp, Inc..............................   182,873   1,022,260
    Tower Bancorp, Inc...................................       726      19,232
   *Tower Financial Corp.................................    31,179     258,162
   #Tower Group, Inc.....................................   326,247   7,458,006
   #TowneBank............................................    45,802     598,174
   *Tree.com, Inc........................................   132,162     736,142
   *Trenwick Group, Ltd..................................   199,776         749
   *UCBH Holdings, Inc................................... 1,043,075       8,345
    Umpqua Holdings Corp................................. 2,754,959  31,296,334
    Unico American Corp..................................   145,800   1,544,022

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
    Union First Market Bankshares Corp................   122,719 $    1,527,852
    United Bancshares, Inc............................     8,664         81,702
  #*United Community Banks, Inc.......................   182,039      1,989,686
   *United Community Financial Corp...................   442,091        495,142
    United Financial Bancorp, Inc.....................   216,880      3,381,159
    United Fire & Casualty Co.........................   960,012     16,464,206
  #*United Security Bancshares........................     7,487         23,510
    Unitrin, Inc...................................... 1,361,901     38,364,751
   *Unity Bancorp, Inc................................    51,991        349,380
    Univest Corp. of Pennsylvania.....................       267          3,970
   *Virginia Commerce Bancorp, Inc....................   352,123      2,243,024
   *Virtus Investment Partners, Inc...................    14,994      1,177,929
   #VIST Financial Corp...............................    55,608        352,555
    VSB Bancorp, Inc..................................       569          6,606
  #*Waccamaw Bankshares, Inc..........................     9,795          6,759
    Washington Federal, Inc...........................   774,188     13,091,519
  #*Waterstone Financial, Inc.........................    86,237        217,317
    Wayne Savings Bancshares, Inc.....................    21,231        181,950
   #Webster Financial Corp............................ 1,742,211     35,575,949
   #WesBanco, Inc.....................................   654,178     13,443,358
    West Bancorporation, Inc..........................    97,787        974,936
   *West Coast Bancorp................................    21,275        346,357
  #*Western Alliance Bancorp..........................   111,593        784,499
    White River Capital, Inc..........................     5,854        111,928
   #Wintrust Financial Corp...........................   881,238     30,120,715
   *WSB Holdings, Inc.................................    29,908         84,191
   *Yadkin Valley Financial Corp......................    99,073        184,276
                                                                 --------------
Total Financials......................................            1,468,013,025
                                                                 --------------
Health Care -- (5.3%)
   *Acadia Pharmaceuticals, Inc.......................   326,304        531,876
  #*Accuray, Inc......................................   182,294      1,257,829
   *Achillion Pharmaceuticals, Inc....................    74,173        549,622
   *Addus HomeCare Corp...............................     3,708         21,618
   *Adolor Corp.......................................    31,442         69,801
  #*Affymetrix, Inc...................................   487,631      2,755,115
   *Albany Molecular Research, Inc.................... 1,032,348      4,934,623
   *Allied Healthcare International, Inc.............. 1,010,401      3,859,732
   *Allied Healthcare Products, Inc...................   207,331        785,784
  #*Alphatec Holdings, Inc............................   130,666        381,545
  #*AMAG Pharmaceuticals, Inc.........................     4,094         60,632
  #*Amedisys, Inc.....................................   344,089      8,898,142
   *American Dental Partners, Inc.....................   374,676      4,353,735
   *American Shared Hospital Services.................    86,874        273,653
   *Amicus Therapeutics, Inc..........................       787          5,462
   *Amsurg Corp.......................................   250,466      6,369,350
   *AngioDynamics, Inc................................   674,356      9,326,343
   *Anika Therapeutics, Inc...........................   204,478      1,314,794
  #*Ariad Pharmaceuticals, Inc........................   405,182      4,817,614
   *Arqule, Inc.......................................    11,992         67,155
    Arrhythmia Research Technology, Inc...............     5,007         21,480
   #Assisted Living Concepts, Inc.....................   183,556      2,876,323
  #*Bioanalytical Systems, Inc........................    32,200         58,926
   *BioClinica, Inc...................................    19,152         89,631
  #*BioLase Technology, Inc...........................    72,000        247,680
   *BioScrip, Inc.....................................    35,847        257,381
  #*Caliper Life Sciences, Inc........................   466,928      3,805,463
   *Cambrex Corp......................................    80,815        356,394
   *Capital Senior Living Corp........................   755,623      6,641,926
   *CardioNet, Inc....................................    83,657        421,631
  #*Codexis, Inc......................................    63,358        570,222

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Health Care -- (Continued)
  #*Columbia Laboratories, Inc...........................   528,779 $ 1,512,308
   *CONMED Corp..........................................   832,298  21,639,748
   #Cooper Cos., Inc.....................................   613,518  46,927,992
   *Cross Country Healthcare, Inc........................   989,729   6,839,027
   *CryoLife, Inc........................................    11,402      65,790
  #*Curis, Inc...........................................    52,672     183,825
   *Cutera, Inc..........................................   250,678   2,032,999
   *Cynosure, Inc. Class A...............................   152,519   1,984,272
   #Daxor Corp...........................................     4,996      50,310
   *DexCom, Inc..........................................    27,954     396,388
   *Digirad Corp.........................................   122,365     346,293
   *DUSA Pharmaceuticals, Inc............................   178,692     909,542
  #*Dynavax Technologies Corp............................    16,400      45,920
  #*Emisphere Technologies, Inc..........................   390,737     390,737
  .*Endo Pharmaceuticals Solutions.......................   667,320     734,052
   *Endologix, Inc.......................................   268,511   2,438,080
   *Exactech, Inc........................................       192       3,281
  #*Exelixis, Inc........................................   330,216   2,542,663
   *Five Star Quality Care, Inc..........................   530,362   2,625,292
   *Furiex Pharmaceuticals, Inc..........................    12,902     244,622
   *Gentiva Health Services, Inc.........................   523,821   9,423,540
   *GenVec, Inc..........................................       932       2,712
   *Greatbatch, Inc......................................   285,034   7,103,047
   *Harvard Bioscience, Inc..............................   168,761     853,931
  #*Healthspring, Inc....................................   924,140  37,926,706
   *Healthways, Inc......................................    68,748   1,026,408
   *Hooper Holmes, Inc...................................     3,878       4,111
   *Icagen, Inc..........................................     1,809      10,872
  #*Incyte Corp..........................................   281,963   4,917,435
  #*Infinity Pharmaceuticals, Inc........................    21,463     193,167
   *IntegraMed America, Inc..............................   122,124   1,117,435
   *Interleukin Genetics, Inc............................    18,140       7,619
   #Invacare Corp........................................   619,113  18,561,008
   *Iridex Corp..........................................    90,346     363,191
   *ISTA Pharmaceuticals, Inc............................   357,534   1,776,944
    Kewaunee Scientific Corp.............................    60,129     594,075
  #*Kindred Healthcare, Inc.............................. 1,620,152  30,523,664
  #*K-V Pharmaceutical Co................................   439,576     874,756
  #*K-V Pharmaceutical Co. Class B.......................     1,302       2,721
  #*Lannet Co., Inc......................................   268,258   1,274,226
   *LCA-Vision, Inc......................................    16,843      70,909
    LeMaitre Vascular, Inc...............................    73,239     484,842
  #*Lexicon Pharmaceuticals, Inc.........................   392,423     659,271
   *LifePoint Hospitals, Inc............................. 1,678,385  62,268,084
   *Luna Innovations, Inc................................    35,332      73,491
  #*Maxygen, Inc.........................................   701,698   3,810,220
  #*MedCath Corp.........................................   707,090   9,277,021
   *Medical Action Industries, Inc.......................    20,761     158,199
   *MediciNova, Inc......................................    23,677      63,928
   *MedQuist Holdings, Inc...............................    51,568     690,496
   *Merge Healthcare, Inc................................    27,501     139,705
  .*MiddleBrook Pharmaceuticals, Inc.....................   302,057      20,993
   *Misonix, Inc.........................................   130,234     311,259
   *Molina Healthcare, Inc...............................   296,910   6,725,012
   *Myrexis, Inc.........................................    57,237     194,033
   *Natus Medical, Inc...................................     5,368      61,893
  #*Neurocrine Biosciences, Inc..........................   133,879   1,034,885
   *Neurometrix, Inc.....................................    52,896      23,274
   *NPS Pharmaceuticals, Inc.............................   226,575   2,188,714
   *Orchid Cellmark, Inc.................................   117,570     323,318
  #*OXiGENE, Inc.........................................     3,239       6,154

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)..............................
   *PDI, Inc............................................   334,089 $  2,495,645
   *PharMerica Corp.....................................   147,498    1,883,549
  #*PhotoMedex, Inc.....................................    32,750      447,692
    Psychemedics Corp...................................     7,774       66,701
  #*Radient Pharmaceuticals Corp........................    52,488        2,934
   *RadNet, Inc.........................................   385,198    1,444,492
   *Regeneration Technologies, Inc......................   562,622    1,851,026
   *Retractable Technologies, Inc.......................    39,828       50,582
   *Select Medical Holdings Corp........................    53,407      419,245
   *Skilled Healthcare Group, Inc.......................   184,669    1,625,087
   *Solta Medical, Inc..................................    47,454      115,788
   *SRI/Surgical Express, Inc...........................   154,261      658,694
   *StemCells, Inc......................................       800        2,928
  #*Stereotaxis, Inc....................................   172,207      559,673
   *Strategic Diagnostics, Inc..........................   256,847      552,221
  #*Sucampo Pharmaceuticals, Inc........................   301,607    1,212,460
   *Sun Healthcare Group, Inc...........................   118,040      826,280
   *SunLink Health Systems, Inc.........................    49,077      103,062
   *SuperGen, Inc.......................................    60,183      184,160
   *SurModics, Inc......................................     9,958      109,538
   *Symmetry Medical, Inc...............................   250,182    2,409,253
   *Theragenics Corp....................................   560,030      957,651
   *TranS1, Inc.........................................    13,787       63,696
   *Trimeris, Inc.......................................   264,530      624,291
   *Triple-S Management Corp............................   470,887   10,157,033
  #*Universal American Corp............................. 1,720,687   16,363,733
  #*Urologix, Inc.......................................    17,376       17,028
  #*Viropharma, Inc..................................... 2,027,934   36,665,047
   *Wright Medical Group, Inc...........................   211,263    3,304,153
                                                                   ------------
Total Health Care.......................................            448,211,534
                                                                   ------------
Industrials -- (16.1%)..................................
   *A.T. Cross Co.......................................   338,655    5,001,934
   #AAR Corp............................................   883,724   25,928,462
   *ACCO Brands Corp....................................    77,770      666,489
    Aceto Corp..........................................   538,879    3,287,162
  #*Active Power, Inc...................................   235,340      397,725
  #*AeroCentury Corp....................................    31,474      407,274
   *Aerosonic Corp......................................    38,623      129,387
   *Air Transport Services Group, Inc...................   557,509    2,776,395
   #Aircastle, Ltd...................................... 1,484,095   16,992,888
    Alamo Group, Inc....................................   289,800    6,929,118
   *Alaska Air Group, Inc...............................   162,656    9,941,535
   #Alexander & Baldwin, Inc............................ 1,147,631   55,327,290
   *Allied Defense Group, Inc...........................   118,807      398,003
  #*Allied Motion Technologies, Inc.....................    44,049      231,257
   *Amerco, Inc.........................................   347,957   31,364,844
   *American Railcar Industries, Inc....................   605,268   14,157,219
   *American Reprographics Co...........................    71,037      485,183
   #Ameron International Corp...........................    95,210    8,101,419
   #Ampco-Pittsburgh Corp...............................    13,549      352,951
   *AMREP Corp..........................................     5,174       45,635
   #Apogee Enterprises, Inc.............................   222,074    2,542,747
  #*Applied Energetics, Inc.............................   128,213       31,810
    Applied Industrial Technologies, Inc................   523,431   16,707,918
  #*Argan, Inc..........................................     5,807       60,219
    Arkansas Best Corp..................................   605,915   14,578,315
   *Armstrong World Industries, Inc.....................    99,732    3,939,414
  #*Ascent Solar Technologies, Inc......................   187,914      171,002
   *Atlas Air Worldwide Holdings, Inc...................   487,852   25,558,566
   *Avalon Holding Corp. Class A........................    46,284      122,653

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
  #*Avis Budget Group, Inc............................... 2,914,054 $44,031,356
   *Baldwin Technology Co. Class A.......................   387,412     426,153
    Barrett Business Services, Inc.......................    86,574   1,291,684
  *BlueLinx Holdings, Inc................................   643,805   1,448,561
   *BNS Holding, Inc.....................................     2,236     559,000
   *Breeze-Eastern Corp..................................    66,155     734,320
   #Briggs & Stratton Corp............................... 1,244,904  21,337,655
  #*Builders FirstSource, Inc............................   665,807   1,531,356
   *C&D Technologies, Inc................................     6,434      59,257
   *CAI International, Inc...............................    79,124   1,388,626
  #*Capstone Turbine Corp................................   145,036     210,302
   *Casella Waste Systems, Inc...........................   109,191     686,811
  #*CBIZ, Inc............................................    46,544     347,218
   #CDI Corp.............................................   342,356   4,436,934
  #*CECO Environmental Corp..............................   130,424     986,005
   *Cenveo, Inc..........................................   138,751     803,368
   *Ceradyne, Inc........................................   522,795  16,943,786
   *Champion Industries, Inc.............................   369,015     476,029
   *Chart Industries, Inc................................   183,966   9,761,236
   #Chicago Rivet & Machine Co...........................    28,248     474,566
   *Coleman Cable, Inc...................................     3,820      50,348
   *Comarco, Inc.........................................   113,642      38,070
    Comfort Systems USA, Inc.............................     6,030      62,953
   *Commercial Vehicle Group, Inc........................   262,880   2,786,528
   #CompX International, Inc.............................    67,337     915,783
   *Consolidated Graphics, Inc...........................   169,159   8,726,913
    Courier Corp.........................................    23,742     228,161
   *Covenant Transportation Group, Inc...................   189,919   1,114,825
   *CPI Aerostructures, Inc..............................    11,526     162,632
   *CRA International, Inc...............................    42,097   1,131,567
    Curtiss-Wright Corp..................................   310,165   9,912,873
    Ducommun, Inc........................................   293,691   6,461,202
   *Dycom Industries, Inc................................   702,422  11,969,271
  #*Eagle Bulk Shipping, Inc............................. 1,810,281   4,272,263
   #Eastern Co...........................................    69,890   1,253,827
    Ecology & Environment, Inc. Class A..................    35,051     599,723
   #Encore Wire Corp.....................................   280,363   6,170,790
  #*Energy Conversion Devices, Inc.......................   227,097     238,452
  #*Energy Focus, Inc....................................    77,415      36,385
    EnergySolutions, Inc.................................   576,873   2,918,977
   *EnerSys..............................................   546,139  17,465,525
   #Ennis, Inc...........................................   689,227  12,089,042
    ESCO Technologies, Inc...............................    14,647     507,958
   *Esterline Technologies Corp.......................... 1,023,870  78,192,952
  #*Excel Maritime Carriers, Ltd.........................   682,914   1,761,918
    Federal Signal Corp..................................   961,812   5,559,273
   *First Aviation Services, Inc.........................     8,900       4,361
   *Flow International Corp..............................    35,671     121,638
   *Franklin Covey Co....................................   217,085   2,431,352
   *Frozen Food Express Industries.......................   424,658   1,571,235
  #*FTI Consulting, Inc..................................   235,262   8,537,658
    G & K Services, Inc. Class A.........................   628,745  21,421,342
   #GATX Corp............................................ 1,449,080  57,137,224
  #*Genco Shipping & Trading, Ltd........................   771,036   4,826,685
   *Gencor Industries, Inc...............................    25,353     196,232
  #*General Cable Corp...................................   906,366  36,046,176
  #*GEO Group, Inc. (The)................................   384,423   7,995,998
  #*Gibraltar Industries, Inc............................   749,504   7,704,901
   *GP Strategies Corp...................................   164,743   2,133,422
   #Granite Construction, Inc............................   349,622   8,174,162
    Great Lakes Dredge & Dock Corp.......................   945,823   5,627,647

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
  #*Greenbrier Cos., Inc.................................   582,224 $11,714,347
   *Griffon Corp......................................... 1,320,173  12,475,635
   *H&E Equipment Services, Inc..........................   615,147   7,381,764
    Hardinge, Inc........................................   223,617   2,448,606
   *Hawaiian Holdings, Inc...............................    87,387     410,719
    Heidrick & Struggles International, Inc..............        48       1,277
   *Hill International, Inc..............................    32,601     175,067
  #*Hoku Corp............................................     2,117       3,133
   #Horizon Lines, Inc...................................   202,856     212,999
   *Hudson Highland Group, Inc...........................   412,121   2,468,605
   *Hurco Cos., Inc......................................   117,716   3,463,205
   *ICF International, Inc...............................    26,250     613,200
  #*Innotrac Corp........................................   111,236     153,506
   *Insituform Technologies, Inc.........................       525      10,526
    Insteel Industries, Inc..............................   202,331   2,318,713
   *Integrated Electrical Services, Inc..................       900       2,979
   *Intelligent Systems Corp.............................    29,047      40,666
   *Interline Brands, Inc................................   509,403   8,522,312
   #International Shipholding Corp.......................   220,292   4,535,812
    Intersections, Inc...................................   191,150   3,712,133
  #*JetBlue Airways Corp................................. 3,408,094  16,324,770
   *JPS Industries, Inc..................................    42,300     169,200
   *Kadant, Inc..........................................   409,129  10,764,184
   *KAR Auction Services, Inc............................    93,745   1,666,786
   *Kelly Services, Inc. Class A.........................   748,362  11,711,865
   *Key Technology, Inc..................................     7,614     123,651
   #Kimball International, Inc. Class B..................   667,616   4,005,696
   *Kratos Defense & Security Solutions, Inc.............     8,123      88,293
    L.S. Starrett Co. Class A............................   196,005   2,487,303
   #Lawson Products, Inc.................................   198,035   3,697,313
   *Layne Christensen Co.................................   392,776  11,512,265
    LB Foster Co. Class A................................    17,882     621,400
  #*LECG Corp............................................   813,373      27,655
   *LMI Aerospace, Inc...................................    84,796   1,949,460
    LSI Industries, Inc..................................   116,836     972,076
   *Lydall, Inc..........................................   417,771   5,046,674
  #*M&F Worldwide Corp...................................   538,776  13,501,727
   *Magnetek, Inc........................................   392,480     706,464
    Marten Transport, Ltd................................   454,456   9,348,160
    McGrath Rentcorp.....................................    38,694   1,007,205
  #*Meritor, Inc.........................................    76,805   1,036,868
   *Metalico, Inc........................................    65,223     357,422
   *MFRI, Inc............................................   204,452   1,897,315
    Miller Industries, Inc...............................   282,362   4,625,090
  #*Mobile Mini, Inc..................................... 1,011,085  21,344,004
   *Moog, Inc............................................    62,440   2,556,918
   *Moog, Inc. Class B...................................       146       5,986
    Mueller Industries, Inc..............................    23,515     882,518
   #Mueller Water Products, Inc.......................... 3,156,638  10,322,206
   #Multi-Color Corp.....................................    18,173     489,399
    NACCO Industries, Inc. Class A.......................   148,656  13,509,857
   *National Patent Development Corp.....................   230,265     379,937
    National Technical Systems, Inc......................   146,860     885,566
   *Navigant Consulting, Inc.............................    62,679     737,732
  #*NIVS IntelliMedia Technology Group, Inc..............   154,233      49,355
   *NN, Inc..............................................   485,166   5,715,255
   *Northwest Pipe Co....................................   192,596   5,787,510
  #*Ocean Power Technologies, Inc........................    82,547     271,580
   *On Assignment, Inc...................................   422,245   4,306,899
   *Orion Energy Systems, Inc............................    39,805     146,084
   *P.A.M. Transportation Services, Inc..................   148,342   1,438,917

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
   *Paragon Technologies, Inc............................     3,772 $     8,977
   *Park-Ohio Holdings Corp..............................   181,647   3,453,109
   *Patrick Industries, Inc..............................   121,086     243,383
   *Patriot Transportation Holding, Inc..................     4,179      96,827
  #*PGT, Inc.............................................    89,647     166,743
   *Pike Electric Corp...................................    66,622     585,607
   *Pinnacle Airlines Corp...............................   119,120     475,289
  #*Plug Power, Inc......................................    52,013     122,231
   *Polypore International, Inc..........................   219,027  14,893,836
   *Powell Industries, Inc...............................    13,224     509,653
  #*PowerSecure International, Inc.......................   284,425   1,948,311
    Preformed Line Products Co...........................    44,565   2,779,073
    Providence & Worcester Railroad Co...................    80,084   1,117,172
   *Quad Graphics, Inc...................................     2,948      99,230
   *Quality Distribution, Inc............................   182,985   2,104,328
    Quanex Building Products Corp........................     2,350      36,824
   *RailAmerica, Inc.....................................   251,128   3,736,785
   *RCM Technologies, Inc................................   215,229   1,190,216
  #*Republic Airways Holdings, Inc....................... 1,637,505   7,090,397
   #Robbins & Myers, Inc.................................   124,143   5,988,658
  #*Rush Enterprises, Inc. Class A.......................   835,903  16,709,701
   *Rush Enterprises, Inc. Class B.......................   332,468   5,568,839
   *Saia, Inc............................................   401,168   6,045,602
  #*SatCon Technology Corp...............................    34,699      65,234
   *Sauer-Danfoss, Inc...................................    24,489   1,163,228
    Schawk, Inc..........................................   113,480   1,791,849
  #*School Specialty, Inc................................   573,395   6,892,208
    Seaboard Corp........................................    18,588  48,607,620
    Servidyne, Inc.......................................    24,775      85,474
    Servotronics, Inc....................................    12,810     113,240
  #*SFN Group, Inc....................................... 1,216,749  16,937,146
    SIFCO Industries, Inc................................    68,315   1,246,749
    SkyWest, Inc......................................... 1,595,874  20,522,940
   *SL Industries, Inc...................................    29,409     716,403
   *Sparton Corp.........................................   310,745   2,868,176
   #Standard Register Co.................................    25,103      75,309
    Standex International Corp...........................   275,705   8,874,944
    Steelcase, Inc. Class A..............................    12,326     122,397
   *Sterling Construction Co., Inc.......................    18,116     231,885
  #*SunPower Corp. Class B...............................   128,137   1,942,557
    Superior Uniform Group, Inc..........................   144,642   1,690,865
   *Supreme Industries, Inc..............................   128,098     404,790
   *Sypris Solutions, Inc................................   277,050   1,008,462
   *Tecumseh Products Co. Class A........................   425,970   4,353,413
   *Tecumseh Products Co. Class B........................    59,084     592,613
   *Thomas Group, Inc....................................     9,194       2,298
   #Titan International, Inc.............................   767,935  19,405,717
   *Titan Machinery, Inc.................................    16,480     435,237
  #*Track Data Corp......................................       653      60,729
  #*Trailer Bridge, Inc..................................    81,706     114,388
   *Transcat, Inc........................................    58,700     689,725
   *TRC Cos., Inc........................................   334,638   1,867,280
   #Tredegar Industries, Inc............................. 1,206,261  22,991,335
   #Trinity Industries, Inc.............................. 1,795,262  53,480,855
    Triumph Group, Inc...................................   696,652  37,507,744
   *Tufco Technologies, Inc..............................    35,571     135,348
    Tutor Perini Corp.................................... 1,034,219  16,319,976
    Twin Disc, Inc.......................................   113,775   4,323,450
    U.S. Home Systems, Inc...............................   104,749     531,077
   *Ultralife Corp.......................................   119,138     559,949
    UniFirst Corp........................................   186,638  10,237,094

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Industrials -- (Continued)
  .*United Capital Corp...............................   114,903 $    3,447,090
  #*United Rentals, Inc...............................   122,801      2,825,651
   #Universal Forest Products, Inc....................   459,285     13,535,129
   *Universal Power Group, Inc........................     4,455         13,410
   *Universal Security Instruments, Inc...............    34,641        226,206
   *USA Truck, Inc....................................   327,239      3,704,345
   *Valpey Fisher Corp................................    15,889         47,031
   *Versar, Inc.......................................    42,253        127,182
    Viad Corp.........................................   402,001      8,333,481
    Virco Manufacturing Corp..........................    37,592         95,484
   *Volt Information Sciences, Inc....................   536,504      4,882,186
   *Wabash National Corp..............................    24,743        185,820
    Watts Water Technologies, Inc.....................   792,590     26,575,543
  #*WCA Waste Corp....................................   489,541      2,785,488
   *Willdan Group, Inc................................    37,805        149,330
   *Willis Lease Finance Corp.........................   293,005      3,896,966
                                                                 --------------
Total Industrials.....................................            1,361,041,887
                                                                 --------------
Information Technology -- (11.6%)
  #*Acorn Energy, Inc.................................   146,985        711,407
   *ADDvantage Technologies Group, Inc................     4,523         11,850
   *ADPT Corp......................................... 4,214,987     12,518,511
   *Advanced Analogic Technologies, Inc...............   558,037      3,376,124
   *Advanced Energy Industries, Inc...................    12,654        134,259
   *Advanced Photonix, Inc............................    29,384         32,910
   *Aehr Test Systems.................................    57,840         82,711
   *Aetrium, Inc......................................   173,944        285,268
   *Agilysys, Inc.....................................   552,738      5,289,703
   *Alpha & Omega Semiconductor, Ltd..................    18,787        211,166
   *Anadigics, Inc....................................   253,591        796,276
   *Analysts International Corp.......................    20,029         63,091
   *Anaren, Inc.......................................   263,110      5,264,831
   *Arris Group, Inc.................................. 2,207,463     26,489,556
  #*AsiaInfo-Linkage, Inc.............................    66,398      1,014,561
  #*Aspen Technology, Inc.............................    97,970      1,518,535
   *Astea International, Inc..........................     6,009         30,646
    Astro-Med, Inc....................................   115,418        911,802
   *ATMI, Inc.........................................   149,227      2,783,084
   *ATS Corp..........................................       639          2,907
  #*AuthenTec, Inc....................................     8,259         21,473
   *Autobytel, Inc....................................   351,875        355,394
   *Aviat Networks, Inc............................... 1,006,297      3,894,369
  #*Avid Technology, Inc..............................   932,346     12,204,409
  #*Aware, Inc........................................   661,315      2,347,668
   *Axcelis Technologies, Inc.........................   388,132        644,299
  #*AXT, Inc..........................................   204,255      1,783,146
   #Bel Fuse, Inc. Class A............................    13,972        289,779
   #Bel Fuse, Inc. Class B............................   129,018      2,453,922
   *Benchmark Electronics, Inc........................ 2,751,881     40,315,057
    Black Box Corp....................................   487,272     13,882,379
   *Blonder Tongue Laboratories, Inc..................    19,745         34,356
    Bogen Communications International, Inc...........    43,800        169,725
   *BroadVision, Inc..................................     2,859         34,737
   *Brooks Automation, Inc............................ 2,109,759     20,063,808
   *BSQUARE Corp......................................    75,886        473,529
   *BTU International, Inc............................    17,638        126,464
   *CACI International, Inc...........................   511,637     30,227,514
   *CalAmp Corp.......................................   266,396      1,004,313
   *Calix, Inc........................................    19,489        357,428
  #*Cascade Microtech, Inc............................   332,970      1,784,719
   *Checkpoint Systems, Inc...........................   274,106      4,303,464

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
   *Chyron International Corp............................    51,176 $   121,799
  #*Ciber, Inc........................................... 2,055,674  10,319,483
   *Cinedigm Digital Cinema Corp.........................   221,090     382,486
   *Clearfield, Inc......................................    67,212     541,057
   *Cogo Group, Inc......................................   124,542     586,593
   *Coherent, Inc........................................   813,301  39,062,847
    Cohu, Inc............................................   691,227   8,654,162
 .#*Commerce One LLC.....................................    55,600          --
    Communications Systems, Inc..........................   105,009   1,877,561
   *Computer Task Group, Inc.............................   148,883   1,919,102
    Comtech Telecommunications Corp......................   399,623  10,769,840
   *Concurrent Computer Corp.............................   137,892     888,024
  #*Convergys Corp....................................... 2,671,525  33,233,771
   *CoreLogic, Inc.......................................    50,488     796,701
   *CSP, Inc.............................................   125,308     528,173
    CTS Corp............................................. 1,225,517  12,046,832
   *CyberOptics Corp.....................................   266,732   2,515,283
   *Data I/O Corp........................................    74,983     449,148
   *Datalink Corp........................................    65,337     675,585
   *Dataram Corp.........................................    62,128      93,813
    DDi Corp.............................................   253,592   2,087,062
   *Digi International, Inc..............................   698,239   9,977,835
  #*Digimarc Corp........................................    43,541   1,729,013
  #*Ditech Networks, Inc.................................   685,602     754,162
  #*Document Security Systems, Inc.......................    36,804     124,398
   *Dot Hill Systems Corp................................   497,181   1,123,629
   *DSP Group, Inc.......................................   475,203   3,606,791
   *Dynamics Research Corp...............................    38,438     464,715
    Earthlink, Inc....................................... 1,597,862  12,846,810
  #*Easylink Services International Corp.................    14,205      75,286
   *EchoStar Corp........................................   112,907   3,777,868
   *EDGAR Online, Inc....................................   172,377     179,272
   *Edgewater Technology, Inc............................   298,591     818,139
    Electro Rent Corp....................................   554,148   8,955,032
   *Electro Scientific Industries, Inc................... 1,161,772  22,317,640
   *Electronics for Imaging, Inc......................... 1,080,453  18,594,596
  #*EMCORE Corp..........................................    93,441     244,815
   *EMS Technologies, Inc................................   240,799   7,917,471
   *Entorian Technologies, Inc...........................    34,332     123,595
    EPIQ Systems, Inc....................................   130,464   1,685,595
   *ePlus, Inc...........................................   272,664   7,233,776
   *Euronet Worldwide, Inc...............................    23,136     397,014
   *Evans & Sutherland Computer Corp.....................   109,942      21,988
  #*Evergreen Solar, Inc.................................    31,839      10,188
   *Exar Corp............................................ 1,057,131   6,987,636
  #*Extreme Networks.....................................   271,567     920,612
   *Fairchild Semiconductor International, Inc........... 3,113,394  46,732,044
   *FormFactor, Inc......................................   168,030   1,544,196
   *Frequency Electronics, Inc...........................   216,599   2,267,792
  #*FSI International, Inc...............................   335,860     950,484
   *Gerber Scientific, Inc...............................   525,910   5,795,528
   *Giga-Tronics, Inc....................................    11,000      21,890
   *GigOptix, Inc........................................   302,621     650,635
   *Global Cash Access, Inc..............................   128,579     361,307
  #*Globecomm Systems, Inc...............................   316,586   4,419,541
   *GTSI Corp............................................   237,769   1,226,888
   *Hackett Group, Inc...................................   172,552     754,052
   *Harmonic, Inc........................................    12,463      67,674
   *Hauppauge Digital, Inc...............................    96,378     180,227
  #*Hutchinson Technology, Inc...........................   640,194   2,003,807
   *Hypercom Corp........................................   501,003   4,063,134

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
   *I.D. Systems, Inc....................................   160,401 $   792,381
  #*Identive Group, Inc..................................   378,413     802,236
  #*iGo, Inc.............................................   368,355     648,305
   *Ikanos Communications, Inc...........................   184,722     232,750
   *Imation Corp......................................... 1,558,986  12,970,764
   *InfoSpace, Inc.......................................   755,270   7,197,723
   *Insight Enterprises, Inc.............................   785,613  13,221,867
   *InsWeb Corp..........................................    18,340     140,301
   *Integrated Device Technology, Inc.................... 1,883,573  12,883,639
   *Integrated Silicon Solution, Inc.....................   229,146   2,037,108
   *Intellicheck Mobilisa, Inc...........................   125,835     156,035
   *Intermec, Inc........................................    22,488     242,421
   *Internap Network Services Corp.......................   839,004   5,218,605
   *International Rectifier Corp.........................   474,660  12,194,015
   *Interphase Corp......................................    86,887     404,025
   *Intevac, Inc.........................................   129,387   1,177,422
   *IntriCon Corp........................................    42,655     168,487
   *Inuvo, Inc...........................................     7,919      13,225
   *INX, Inc.............................................     7,660      64,191
   *iPass, Inc...........................................   346,593     589,208
   *Iteris, Inc..........................................   108,667     140,180
   *IXYS Corp............................................    77,687   1,059,651
   *Kemet Corp...........................................    16,499     201,288
   *Kenexa Corp..........................................   157,482   4,026,815
   *Key Tronic Corp......................................   368,355   1,639,180
    Keynote Systems, Inc.................................   420,305  10,066,305
   *Kopin Corp...........................................       406       1,746
   *Lattice Semiconductor Corp........................... 1,006,420   6,239,804
   *LeCroy Corp..........................................   153,051   1,556,529
   *LGL Group, Inc.......................................     6,752      65,292
   *LightPath Technologies, Inc..........................     3,219       6,696
   *Lionbridge Technologies, Inc.........................   300,692     977,249
   *Logic Devices, Inc...................................    71,976      55,062
   *LoJack Corp..........................................   167,627     672,184
   *LookSmart, Ltd.......................................   544,441     794,884
   *Loral Space & Communications, Inc....................    93,860   6,127,181
   *Magma Design Automation, Inc.........................   453,800   3,376,272
   *Management Network Group, Inc........................     1,751       4,237
    Marchex, Inc.........................................   278,979   2,418,748
   *Market Leader, Inc...................................    25,872      57,953
   *Mastech Holdings, Inc................................    47,872     213,030
  #*Mattson Technology, Inc..............................   258,680     450,103
   *Measurement Specialties, Inc.........................    83,392   2,723,583
   *MEMSIC, Inc..........................................    51,400     154,200
  #*Mercury Computer Systems, Inc........................    21,753     365,233
    Methode Electronics, Inc.............................   885,201   9,365,427
    MKS Instruments, Inc................................. 1,789,749  44,654,238
    ModusLink Global Solutions, Inc......................   828,703   3,472,266
   *MoSys, Inc...........................................   203,215   1,083,136
   *NAPCO Security Technologies, Inc.....................    49,049     128,508
   *Network Equipment Technologies, Inc..................    49,279     127,633
   *Newport Corp......................................... 1,381,772  21,472,737
  #*Novatel Wireless, Inc................................   162,923     835,795
   *NumereX Corp. Class A................................    91,090     661,313
   *Omtool, Ltd..........................................    52,214     154,031
   *Online Resources Corp................................   757,501   2,696,704
   *Oplink Communications, Inc...........................   103,524   1,747,485
   *Opnext, Inc..........................................   962,639   1,819,388
    OPTi, Inc............................................   164,800     286,752
    Optical Cable Corp...................................   172,226     678,570
   *Orbcomm, Inc.........................................   752,480   2,234,866

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
   *Overland Storage, Inc................................    27,314 $    81,669
   *PAR Technology Corp..................................   138,235     533,587
   *PC Connection, Inc...................................   869,589   6,800,186
   *PC Mall, Inc.........................................   199,431   1,575,505
   *PC-Tel, Inc..........................................   618,185   4,018,202
   *PDF Solutions, Inc...................................   285,416   1,712,496
   *Perceptron, Inc......................................   154,246     997,972
   *Performance Technologies, Inc........................   289,576     619,693
   *Pericom Semiconductor Corp...........................   496,447   4,060,936
   *Pervasive Software, Inc..............................   423,799   3,110,685
  #*Photronics, Inc...................................... 1,562,063  11,684,231
   *Planar Systems, Inc..................................   426,816   1,353,007
   *PLX Technology, Inc..................................    87,788     299,357
   *Presstek, Inc........................................   281,540     512,403
  .*Price Communications Liquidation Trust............... 1,498,306          --
   *Qualstar Corp........................................   379,283     686,502
  #*QuickLogic Corp......................................   139,893     584,753
  #*RadiSys Corp.........................................   171,090   1,358,455
   *Rainmaker Systems, Inc...............................   223,358     241,227
   *RealNetworks, Inc.................................... 2,337,130   7,899,499
   *Reis, Inc............................................   332,636   3,525,942
   *Relm Wireless Corp...................................   132,563     140,517
    RF Industries, Ltd...................................    61,706     271,506
    Richardson Electronics, Ltd..........................   437,964   6,495,006
    Rimage Corp..........................................     5,191      76,931
   *Rudolph Technologies, Inc............................   150,857   1,295,862
   *S1 Corp..............................................     4,241      39,865
   *Saba Software, Inc...................................    48,415     375,700
   *Sanmina-SCI Corp.....................................     9,751     111,161
   *SeaChange International, Inc.........................   520,243   4,973,523
   *Selectica, Inc.......................................     3,512      18,508
   *Sevcon, Inc..........................................     2,400      17,448
   *Sigma Designs, Inc...................................   439,334   3,756,306
   *Sigmatron International, Inc.........................    16,500      79,200
  #*Silicon Graphics International Corp..................   691,226   9,863,795
   *Silicon Image, Inc...................................   337,526   1,934,024
   *Skyworks Solutions, Inc..............................   799,151  20,226,512
  #*Smart Modular Technologies (WWH), Inc................   640,402   5,763,618
  #*Soapstone Networks, Inc..............................   352,815       2,293
  #*Soundbite Communications, Inc........................     1,808       4,375
   *Standard Microsystems Corp...........................    34,500     816,270
   *StarTek, Inc.........................................   232,684     837,662
  #*SunPower Corp. Class A...............................    69,939   1,372,903
   *Supertex, Inc........................................     1,172      22,713
  #*Support.com, Inc.....................................   877,975   2,827,080
   *Sycamore Networks, Inc...............................   741,538  14,608,299
   *Symmetricom, Inc.....................................   310,705   1,761,697
   *SYNNEX Corp..........................................   977,897  27,694,043
  #*Tech Data Corp.......................................   414,171  19,329,361
   *TechTarget, Inc......................................   178,572   1,183,932
   *TeleCommunication Systems, Inc.......................   474,697   2,411,461
    Telular Corp.........................................   377,348   2,407,480
    Tessco Technologies, Inc.............................    87,510   1,299,524
   *Tessera Technologies, Inc............................    74,159   1,165,038
   #TheStreet, Inc.......................................   446,598   1,268,338
  #*THQ, Inc.............................................   279,837     745,766
   *Tier Technologies, Inc...............................   339,726   1,698,630
   *TII Network Technologies, Inc........................    92,005     203,331
  #*Trident Microsystems, Inc............................   154,597     100,488
   *Trio-Tech International..............................    39,533     140,342
   *Triquint Semiconductor, Inc..........................   337,369   2,537,015

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
   *TSR, Inc............................................     1,145 $      5,542
  #*TTM Technologies, Inc...............................   220,306    3,051,238
   *Ultra Clean Holdings, Inc...........................   170,349    1,182,222
    United Online, Inc..................................   426,438    2,545,835
  #*UTStarcom Holdings Corp.............................   812,275    1,112,817
  #*Viasystems Group, Inc...............................    26,284      589,813
   *Vicon Industries, Inc...............................   102,175      447,016
   *Video Display Corp..................................     2,750       11,275
  #*Vishay Intertechnology, Inc......................... 2,938,669   40,465,472
  #*Vishay Precision Group, Inc.........................   233,187    3,975,838
    Wayside Technology Group, Inc.......................       296        3,351
  #*Web.com Group, Inc..................................   158,772    1,379,729
   *Westell Technologies, Inc...........................     8,081       23,031
  #*Winland Electronics, Inc............................     2,200        1,430
   *Wireless Ronin Technologies, Inc....................   121,500      178,605
   *Wireless Telecom Group, Inc.........................   176,100      140,880
   *WPCS International, Inc.............................    37,280      111,467
   *XO Group, Inc.......................................     2,517       23,534
  #*X-Rite, Inc.........................................   375,994    1,827,331
   *Zix Corp............................................    73,427      281,960
   *Zoran Corp..........................................   741,419    6,153,778
   *Zygo Corp...........................................   482,533    5,790,396
                                                                   ------------
Total Information Technology............................            974,580,899
                                                                   ------------
Materials -- (6.6%)
    A. Schulman, Inc....................................   561,828   12,444,490
   *A.M. Castle & Co....................................   617,437   10,718,706
   #Allegheny Technologies, Inc.........................    33,241    1,934,294
   *American Pacific Corp...............................   144,671    1,163,155
    American Vanguard Corp..............................    29,913      408,612
   #Boise, Inc.......................................... 2,895,790   20,067,825
   #Buckeye Technologies, Inc...........................   932,244   25,068,041
   *Century Aluminum Co................................. 2,538,852   33,055,853
   *Coeur d'Alene Mines Corp............................ 1,879,971   51,304,409
    Commercial Metals Co................................   496,194    7,199,775
  #*Continental Materials Corp..........................    11,256      176,269
   *Core Molding Technologies, Inc......................   102,254      929,489
   *Detrex Corp.........................................    12,700      135,255
   *Ferro Corp..........................................    72,584      945,044
   *Flotek Industries, Inc..............................   197,983    1,866,980
    Friedman Industries, Inc............................   168,640    1,998,384
   *Georgia Gulf Corp...................................   713,291   14,294,352
   *Graphic Packaging Holding Co........................ 6,252,516   30,949,954
    Haynes International, Inc...........................   137,327    8,602,163
   *Headwaters, Inc..................................... 1,564,649    3,583,046
   *Horsehead Holding Corp..............................   146,207    1,633,132
   #Kaiser Aluminum Corp................................   504,908   28,183,965
   *KapStone Paper & Packaging Corp.....................   272,098    4,242,008
   *Landec Corp.........................................   583,737    3,607,495
  #*Louisiana-Pacific Corp.............................. 3,774,683   29,253,793
   *Material Sciences Corp..............................   216,679    1,846,105
   *Mercer International, Inc...........................   383,578    3,544,261
  #*Mines Management, Inc...............................   171,859      326,532
   *Mod-Pac Corp........................................    52,267      312,557
    Myers Industries, Inc...............................   645,460    7,680,974
   *Nanophase Technologies Corp.........................   135,786      158,870
    Neenah Paper, Inc...................................     6,726      135,798
   #NL Industries, Inc..................................   165,461    2,978,298
   *Northern Technologies International Corp............     3,539       62,145
   #Olympic Steel, Inc..................................   228,870    5,984,950
   *OM Group, Inc.......................................   864,988   31,381,765

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Materials -- (Continued)
   #P.H. Glatfelter Co................................ 1,196,999 $   18,062,715
   *Penford Corp......................................   265,020      1,539,766
    PolyOne Corp...................................... 2,094,142     32,459,201
  #*RTI International Metals, Inc.....................   798,132     25,596,093
   #Schnitzer Steel Industries, Inc. Class A..........   204,648     10,394,072
   *Spartech Corp.....................................   766,157      4,405,403
    Synalloy Corp.....................................    33,947        391,748
   #Texas Industries, Inc.............................   368,474     14,226,781
   *U.S. Energy Corp..................................    10,322         43,662
  #*U.S. Gold Corp....................................    95,203        604,539
   *Universal Stainless & Alloy Products, Inc.........   107,426      4,800,868
    Vulcan International Corp.........................    11,100        421,800
    Wausau Paper Corp.................................   570,540      4,210,585
   *Webco Industries, Inc.............................     9,290      1,189,120
   #Westlake Chemical Corp............................ 1,654,024     85,595,742
  #*Zoltek Cos., Inc..................................   791,460      8,001,661
                                                                 --------------
Total Materials.......................................              560,122,500
                                                                 --------------
Other -- (0.0%)
   *All American Group, Inc. Escrow Shares............   261,955             --
   .Avigen, Inc. Escrow Shares........................   268,555             --
  .*Big 4 Ranch, Inc..................................    73,300             --
  .*Concord Camera Corp. Escrow Shares................    95,952             --
 .#*MAIR Holdings, Inc. Escrow Shares.................   593,484             --
  .*Noel Group, Inc...................................    95,400             --
  .*Petrocorp, Inc. Escrow Shares.....................   102,600          6,156
  .*Voyager Learning Co. Escrow Shares................   103,000             --
                                                                 --------------
Total Other...........................................                    6,156
                                                                 --------------
Real Estate Investment Trusts -- (0.0%)
   *Transcontinental Realty Investors, Inc............       648          1,199
                                                                 --------------
Telecommunication Services -- (0.3%)
   *Cincinnati Bell, Inc..............................   851,428      2,945,941
  #*FiberTower Corp...................................   128,174        143,555
   *General Communications, Inc. Class A..............   146,900      1,667,315
   #IDT Corp. Class B.................................    49,685      1,198,899
  #*Iridium Communications, Inc.......................   407,095      3,472,520
  #*Leap Wireless International, Inc..................   758,144     10,204,618
   *Premiere Global Services, Inc.....................    37,849        320,203
   *Primus Telecommunications Group, Inc..............    80,390      1,094,108
    SureWest Communications...........................   346,450      4,545,424
                                                                 --------------
Total Telecommunication Services......................               25,592,583
                                                                 --------------
Utilities -- (0.1%)
    Consolidated Water Co., Ltd.......................    16,533        149,128
  #*Dynegy, Inc....................................... 1,090,771      6,239,210
   *GenOn Energy, Inc................................. 1,243,383      4,836,760
   #Ormat Technologies, Inc...........................    20,142        420,162
   #SJW Corp..........................................    13,740        323,165
  #*Synthesis Energy Systems, Inc.....................     1,263          2,614
                                                                 --------------
Total Utilities.......................................               11,971,039
                                                                 --------------
TOTAL COMMON STOCKS...................................            7,212,480,151
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
  .*BankAtlantic Bancorp, Inc. Rights 06/16/11........   857,824        240,191
  .*Capital Bank Corp. Rights 03/04/11................    45,703             --
  .*CSF Holding, Inc. Litigation Rights...............    40,500             --
   *Federal-Mogul Corp. Warrants 12/27/14.............    62,197         19,281
  .*Mace Security International, Inc. Rights 08/01/11.   136,113             --

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                     SHARES          VALUE+
                                                  -------------- --------------
  .*U.S. Concrete, Inc. Warrants A 08/31/17......         24,689 $           --
  .*U.S. Concrete, Inc. Warrants B 08/31/17......         24,689             --
                                                                 --------------
TOTAL RIGHTS/WARRANTS............................                       259,472
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
    BlackRock Liquidity Funds Tempcash
      Portfolio - Institutional Shares...........     15,627,145     15,627,145
                                                                 --------------

                                                     SHARES/
                                                      FACE
                                                     AMOUNT
                                                  --------------
                                                      (000)
SECURITIES LENDING COLLATERAL -- (14.4%)
(S)@DFA Short Term Investment Fund...............  1,212,229,223  1,212,229,223
   @Repurchase Agreement, JPMorgan Securities
     LLC 0.20%, 08/01/11 (Collateralized by
     $937,663 FNMA, rates ranging from 4.500%
     to 6.500%, maturities ranging from
     05/01/36 to 07/01/41, valued at $940,613)
     to be repurchased at $910,356............... $          910        910,341
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL..............                 1,213,139,564
                                                                 --------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $7,621,023,375)^^........................                $8,441,506,332
                                                                 ==============

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                             VALUATION INPUTS
                           ----------------------------------------------------
                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary. $1,296,625,287             --   --    $1,296,625,287
   Consumer Staples.......    236,543,517             --   --       236,543,517
   Energy.................    829,770,525             --   --       829,770,525
   Financials.............  1,468,013,025             --   --     1,468,013,025
   Health Care............    447,456,489 $      755,045   --       448,211,534
   Industrials............  1,357,594,797      3,447,090   --     1,361,041,887
   Information Technology.    974,580,899             --   --       974,580,899
   Materials..............    560,122,500             --   --       560,122,500
   Other..................             --          6,156   --             6,156
   Real Estate Investment
     Trusts...............          1,199             --   --             1,199
   Telecommunication
     Services.............     25,592,583             --   --        25,592,583
   Utilities..............     11,971,039             --   --        11,971,039
Rights/Warrants...........         19,281        240,191   --           259,472
Temporary Cash Investments     15,627,145             --   --        15,627,145
Securities Lending
  Collateral..............             --  1,213,139,564   --     1,213,139,564
                           -------------- --------------   --    --------------
TOTAL..................... $7,223,918,286 $1,217,588,046   --    $8,441,506,332
                           ============== ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                         U.S. CORE EQUITY 1 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                            SHARES    VALUE+
                                                            ------- -----------
COMMON STOCKS -- (91.5%)
Consumer Discretionary -- (12.3%)
   *1-800-FLOWERS.COM, Inc.................................  20,439 $    61,521
   *99 Cents Only Stores...................................  39,393     778,012
    Aaron's, Inc...........................................  50,632   1,276,433
    Abercrombie & Fitch Co.................................  26,120   1,909,894
   *AC Moore Arts & Crafts, Inc............................  14,149      26,176
    Acme United Corp.......................................   1,000      10,110
    Advance Auto Parts, Inc................................  19,100   1,049,927
  #*Aeropostale, Inc.......................................  42,561     717,153
   *AFC Enterprises, Inc...................................  11,524     178,046
    AH Belo Corp...........................................  10,480      67,072
    Aldila, Inc............................................   1,600       6,160
   *Amazon.com, Inc........................................  55,780  12,412,166
    Ambassadors Group, Inc.................................   7,885      67,180
   *AMC Networks, Inc. Class A.............................  15,327     570,011
    Amcon Distributing Co..................................     247      16,144
  #*American Apparel, Inc..................................     769         800
   *American Axle & Manufacturing Holdings, Inc............  36,084     413,883
   *American Biltrite, Inc.................................   1,746      14,736
   #American Eagle Outfitters, Inc......................... 122,914   1,615,090
   #American Greetings Corp. Class A.......................   9,000     199,530
  #*American Public Education, Inc.........................   3,403     155,075
   *America's Car-Mart, Inc................................   6,510     220,298
   *Amerigon, Inc..........................................   9,498     159,756
    Ameristar Casinos, Inc.................................  28,128     624,442
  #*ANN, Inc...............................................  27,000     700,380
   *Apollo Group, Inc. Class A.............................  21,158   1,075,461
    Arbitron, Inc..........................................   7,506     293,635
   *Archipelago Learning, Inc..............................   4,195      40,440
   *Arctic Cat, Inc........................................   7,300     120,304
    Ark Restaurants Corp...................................   2,119      32,103
   *Asbury Automotive Group, Inc...........................  20,277     436,564
   *Ascena Retail Group, Inc...............................  47,069   1,521,270
   *Ascent Capital Group, Inc. Class A.....................   8,578     412,688
  #*Atrinsic, Inc..........................................   3,638      14,334
   *Audiovox Corp. Class A.................................  10,707      76,983
   #Autoliv, Inc...........................................  40,766   2,697,079
  #*AutoNation, Inc........................................  60,473   2,274,390
   *AutoZone, Inc..........................................   8,152   2,326,988
   *Ballantyne Strong, Inc.................................   5,765      22,022
  #*Bally Technologies, Inc................................  26,444   1,042,687
   #Barnes & Noble, Inc....................................  32,380     563,412
    Bassett Furniture Industries, Inc......................   6,426      50,765
   *Beasley Broadcast Group, Inc...........................   3,374      14,205
   *Beazer Homes USA, Inc..................................  45,099     130,787
    bebe stores, Inc.......................................  53,043     393,049
   *Bed Bath & Beyond, Inc.................................  60,100   3,515,249
   *Belo Corp..............................................  58,565     409,369
   *Benihana, Inc..........................................   2,517      22,955
   *Benihana, Inc. Class A.................................   5,807      53,541
   #Best Buy Co., Inc...................................... 111,586   3,079,774
    Big 5 Sporting Goods Corp..............................  11,079      91,402
   *Big Lots, Inc..........................................  38,531   1,342,035
   *Biglari Holdings, Inc..................................     975     358,966
  #*BJ's Restaurants, Inc..................................  14,200     658,454
  #*Blue Nile, Inc.........................................   3,035     128,563
   *Bluegreen Corp.........................................  17,859      46,076
    Blyth, Inc.............................................   5,168     326,928
    Bob Evans Farms, Inc...................................  19,070     658,678

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
   #Bon-Ton Stores, Inc. (The).............................   8,220 $    83,433
   #Books-A-Million, Inc...................................   7,498      23,169
  #*BorgWarner, Inc........................................  42,300   3,367,926
    Bowl America, Inc. Class A.............................   1,359      17,300
  #*Boyd Gaming Corp.......................................  43,248     377,988
  #*Bridgepoint Education, Inc.............................  25,500     631,380
    Brinker International, Inc.............................  46,426   1,115,153
   *Brookfield Residential Properties, Inc.................   5,860      58,424
   #Brown Shoe Co., Inc....................................  27,419     276,932
   #Brunswick Corp.........................................  41,160     898,523
   #Buckle, Inc............................................  22,683   1,005,084
   *Buffalo Wild Wings, Inc................................   9,155     581,617
   *Build-A-Bear-Workshop, Inc.............................   9,441      58,440
   *Cabela's, Inc..........................................  44,007   1,204,032
    Cablevision Systems Corp...............................  61,308   1,493,463
   *Cache, Inc.............................................   6,900      40,020
  .*California Coastal Communities, Inc....................   1,578          --
    Callaway Golf Co.......................................  38,462     244,234
   *Cambium Learning Group, Inc............................  45,231     142,930
   *Canterbury Park Holding Corp...........................   2,402      27,311
   *Capella Education Co...................................   4,180     178,695
  #*Career Education Corp..................................  47,970   1,088,439
   *Caribou Coffee Co., Inc................................   9,961     131,585
   *CarMax, Inc............................................  61,958   1,980,797
   *Carmike Cinemas, Inc...................................   4,200      26,082
    Carnival Corp..........................................  94,238   3,138,125
    Carriage Services, Inc.................................   8,945      51,076
   *Carrols Restaurant Group, Inc..........................  10,527     103,480
   *Carter's, Inc..........................................  34,705   1,162,617
   *Casual Male Retail Group, Inc..........................  30,947     130,287
    Cato Corp. Class A.....................................  14,121     392,846
   *Cavco Industries, Inc..................................   4,308     183,348
    CBS Corp. Class A......................................   9,684     267,278
    CBS Corp. Class B...................................... 218,369   5,976,760
    CEC Entertainment, Inc.................................  10,035     388,354
  #*Central European Media Enterprises, Ltd. Class A.......  28,042     536,163
  #*Charles & Colvard, Ltd.................................   8,890      21,780
   *Charming Shoppes, Inc..................................  73,396     300,924
   *Charter Communications, Inc. Class A...................  14,378     776,412
  #*Cheesecake Factory, Inc................................  27,210     784,464
    Cherokee, Inc..........................................   2,252      35,717
    Chico's FAS, Inc....................................... 103,076   1,555,417
  #*Children's Place Retail Stores, Inc. (The).............  16,301     787,664
  #*Chipotle Mexican Grill, Inc............................  10,500   3,408,090
    Choice Hotels International, Inc.......................  29,669     904,608
    Christopher & Banks Corp...............................  21,300     134,190
   *Chromcraft Revington, Inc..............................   2,232       3,125
    Churchill Downs, Inc...................................  10,440     458,629
    Cinemark Holdings, Inc.................................  72,640   1,415,754
   *Citi Trends, Inc.......................................   9,024     126,607
   *Clear Channel Outdoor Holdings, Inc. Class A...........  19,738     231,921
    Coach, Inc.............................................  46,230   2,984,609
   *Coast Distribution System, Inc.........................     890       2,670
   *Cobra Electronics Corp.................................   3,342      13,034
  #*Coinstar, Inc..........................................  15,100     737,786
   *Coldwater Creek, Inc...................................  44,600      56,196
  #*Collective Brands, Inc.................................  36,987     435,707
    Collectors Universe, Inc...............................   3,602      56,335
   #Columbia Sportswear Co.................................  16,916     970,978
    Comcast Corp. Class A.................................. 473,794  11,380,532
    Comcast Corp. Special Class A.......................... 153,551   3,583,880

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
  #*Conn's, Inc............................................  19,263 $   158,534
    Cooper Tire & Rubber Co................................  30,305     510,942
   *Core-Mark Holding Co., Inc.............................   7,137     265,782
  #*Corinthian Colleges, Inc...............................  40,719     169,391
   *Cost Plus, Inc.........................................  10,402      92,474
   #CPI Corp...............................................   2,662      29,655
   #Cracker Barrel Old Country Store, Inc..................  11,579     522,329
   *Craftmade International, Inc...........................     822       2,466
   *Crocs, Inc.............................................  42,533   1,332,559
  #*Crown Media Holdings, Inc..............................  17,861      30,364
    CSS Industries, Inc....................................   2,658      52,735
   *Culp, Inc..............................................   5,047      44,918
  #*Cumulus Media, Inc.....................................  15,410      54,397
   *Cybex International, Inc...............................   3,186       2,552
   *Cycle Country Accessories Corp.........................     200          68
  #*Dana Holding Corp......................................  75,400   1,256,918
   #Darden Restaurants, Inc................................  43,224   2,195,779
  #*Deckers Outdoor Corp...................................  17,706   1,757,320
   *dELiA*s, Inc...........................................   2,914       5,129
   *Delta Apparel, Inc.....................................   6,441     126,694
    Destination Maternity Corp.............................   6,668     109,489
    DeVry, Inc.............................................  28,352   1,761,793
   *DGSE Cos., Inc.........................................   3,733      33,074
   *Dick's Sporting Goods, Inc.............................  27,204   1,006,548
    Dillard's, Inc.. Class A...............................  36,348   2,044,938
   *DineEquity, Inc........................................  11,095     578,049
   *DIRECTV Class A........................................ 220,510  11,175,447
   *Discovery Communications, Inc. (25470F104).............  29,660   1,180,468
   *Discovery Communications, Inc. (25470F203).............   1,400      55,671
   *Discovery Communications, Inc. (25470F302).............  20,454     736,958
   *DISH Network Corp......................................  40,478   1,199,363
   *Dixie Group, Inc.......................................   3,689      15,973
   *Dolan Media Co.........................................  19,305     153,089
  #*Dollar General Corp....................................  15,657     492,569
   *Dollar Tree, Inc.......................................  37,205   2,464,087
   *Domino's Pizza, Inc....................................  31,376     843,073
   *Dorman Products, Inc...................................   9,291     331,967
    Dover Downs Gaming & Entertainment, Inc................   8,520      26,412
   *Dover Motorsports, Inc.................................   3,182       5,887
    DR Horton, Inc......................................... 203,309   2,415,311
   *Dreams, Inc............................................  16,639      43,761
  #*DreamWorks Animation SKG, Inc..........................  27,064     591,619
   #Drew Industries, Inc...................................  13,556     288,743
   *DSW, Inc...............................................  17,960     951,521
   *E.W. Scripps Co. Class A (The).........................  29,151     251,282
  #*Eastman Kodak Co.......................................  94,131     225,914
  #*Education Management Corp..............................  21,679     483,658
    Educational Development Corp...........................   1,932      10,336
    Einstein Noah Restaurant Group, Inc....................   8,084     126,757
   *Emerson Radio Corp.....................................  15,010      26,568
   *Entercom Communications Corp...........................  18,872     149,844
   *Entravision Communications Corp........................  22,881      44,160
   *EnviroStar, Inc........................................     100         127
    Escalade, Inc..........................................   4,957      29,345
   #Ethan Allen Interiors, Inc.............................  18,100     333,040
   *Ever-Glory International Group, Inc....................   1,700       3,213
   *Exide Technologies.....................................  47,182     337,823
    Expedia, Inc...........................................  51,400   1,628,866
    Family Dollar Stores, Inc..............................  32,363   1,718,799
   *Famous Dave's of America, Inc..........................   2,980      30,575
   *Federal-Mogul Corp.....................................  49,874     956,085

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
    Finish Line, Inc. Class A...............................  30,595 $  651,673
   *Fisher Communications, Inc..............................   4,158    121,913
    Flanigan's Enterprises, Inc.............................     300      2,157
    Flexsteel Industries, Inc...............................   3,198     48,769
    Foot Locker, Inc........................................  97,963  2,128,736
   *Ford Motor Co........................................... 460,549  5,623,303
    Fortune Brands, Inc.....................................  73,590  4,430,854
   *Fossil, Inc.............................................  33,665  4,230,681
    Fred's, Inc.............................................  24,909    328,301
    Frisch's Restaurants, Inc...............................   2,853     60,170
  #*Fuel Systems Solutions, Inc.............................   8,550    181,602
   *Full House Resorts, Inc.................................   8,100     25,596
   *Furniture Brands International, Inc.....................  33,835    136,355
    Gaiam, Inc..............................................   8,301     35,860
  #*GameStop Corp. Class A..................................  89,386  2,107,722
   *GameTech International, Inc.............................     300         75
    Gaming Partners International Corp......................   3,881     30,427
    Gannett Co., Inc........................................ 152,851  1,950,379
    Gap, Inc................................................  62,432  1,204,313
   #Garmin, Ltd.............................................  86,064  2,808,268
   *Gaylord Entertainment Co................................  29,336    860,718
   *Geeknet, Inc............................................   2,815     69,362
   *General Motors Co.......................................   9,500    262,960
   *Genesco, Inc............................................  14,931    773,426
    Gentex Corp.............................................  69,592  1,972,237
    Genuine Parts Co........................................  42,317  2,249,572
   *G-III Apparel Group, Ltd................................  12,572    388,098
   *Global Sources, Ltd.....................................  16,872    155,391
   *Global Traffic Network, Inc.............................  10,014    118,065
  #*Golfsmith International Holdings, Inc...................   6,558     27,216
   *Goodyear Tire & Rubber Co............................... 119,459  1,931,652
   *Grand Canyon Education, Inc.............................  11,200    172,368
   *Gray Television, Inc....................................  28,606     69,513
   *Gray Television, Inc. Class A...........................     600      1,260
   *Great Wolf Resorts, Inc.................................  15,427     53,840
   #Group 1 Automotive, Inc.................................  14,684    699,399
    Guess?, Inc.............................................  44,696  1,703,812
   #H&R Block, Inc..........................................  53,355    798,191
   *Hallwood Group, Inc.....................................     252      4,040
   *Hampshire Group, Ltd....................................     689      2,549
   *Hanesbrands, Inc........................................  47,041  1,435,221
    Harley-Davidson, Inc....................................  47,790  2,073,608
    Harman International Industries, Inc....................  35,135  1,461,616
    Harte-Hanks, Inc........................................  38,019    310,615
    Hasbro, Inc.............................................  19,210    759,948
   *Hastings Entertainment, Inc.............................   1,400      6,510
    Haverty Furniture Cos., Inc.............................  10,648    118,086
    Haverty Furniture Cos., Inc. Class A....................     540      5,962
   *Heelys, Inc.............................................   3,900      8,775
   *Helen of Troy, Ltd......................................  19,404    625,779
  #*hhgregg, Inc............................................  17,500    215,775
   *Hibbett Sporting Goods, Inc.............................  13,030    511,297
    Hillenbrand, Inc........................................  31,258    684,238
   *Hollywood Media Corp....................................   3,425      5,514
    Home Depot, Inc......................................... 251,163  8,773,124
    Hooker Furniture Corp...................................   5,900     53,218
    Hot Topic, Inc..........................................  28,269    211,169
  #*Hovnanian Enterprises, Inc..............................  26,800     51,456
   *HSN, Inc................................................  28,608    935,196
   *Hyatt Hotels Corp. Class A..............................  21,097    818,353
   *Iconix Brand Group, Inc.................................  46,064  1,074,673

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   *Infosonics Corp.........................................   2,000 $    1,540
    International Game Technology...........................  51,431    956,102
    International Speedway Corp.............................  17,390    486,398
   #Interpublic Group of Cos., Inc. (The)................... 147,333  1,445,337
   *Interval Leisure Group, Inc.............................  27,183    349,302
   *iRobot Corp.............................................  12,511    437,385
   *Isle of Capri Casinos, Inc..............................  23,433    198,712
  #*ITT Educational Services, Inc...........................   5,860    502,026
   *J. Alexander's Corp.....................................   1,500      9,810
   #J.C. Penney Co., Inc.................................... 107,492  3,306,454
   *Jack in the Box, Inc....................................  26,983    613,054
   *Jaclyn, Inc.............................................     400      2,700
  #*JAKKS Pacific, Inc......................................  15,614    272,464
   *Jamba, Inc..............................................  12,700     25,654
    Jarden Corp.............................................  32,967  1,021,647
    Johnson Controls, Inc................................... 103,496  3,824,177
   *Johnson Outdoors, Inc. Class A..........................   8,183    145,903
    Jones Group, Inc. (The).................................  52,161    674,963
  #*Jos. A. Bank Clothiers, Inc.............................  13,352    685,091
   *Journal Communications, Inc.............................  28,013    138,944
   *K12, Inc................................................  17,965    576,317
   #KB Home.................................................  49,569    420,841
   *Kenneth Cole Productions, Inc. Class A..................   6,022     76,841
   *Kid Brands, Inc.........................................  17,697     81,229
  #*Kirkland's, Inc.........................................  12,114    130,710
   *Knology, Inc............................................  18,987    260,692
    Kohl's Corp.............................................  59,569  3,259,020
   *Kona Grill, Inc.........................................   4,321     31,803
    Koss Corp...............................................   1,533      9,474
   *Krispy Kreme Doughnuts, Inc.............................  35,116    287,249
    KSW, Inc................................................   3,377     13,339
  #*K-Swiss, Inc. Class A...................................  16,418    175,016
    Lacrosse Footwear, Inc..................................   3,029     42,103
   *Lakeland Industries, Inc................................   2,571     21,185
   *Lakes Entertainment, Inc................................  12,178     26,548
   *Lamar Advertising Co. Class A...........................  36,953    940,823
   *Las Vegas Sands Corp....................................  62,785  2,962,196
   *Lazare Kaplan International, Inc........................   1,600      4,024
   *La-Z-Boy, Inc...........................................  32,731    287,051
   *Leapfrog Enterprises, Inc...............................  24,142     94,154
    Lear Corp...............................................  57,152  2,800,448
    Learning Tree International, Inc........................   5,412     54,282
  #*Lee Enterprises, Inc....................................  20,446     18,810
    Leggett & Platt, Inc....................................  74,898  1,625,287
   #Lennar Corp. Class A....................................  99,102  1,753,114
    Lennar Corp. Class B Voting.............................  17,482    246,496
  #*Libbey, Inc.............................................   8,472    131,062
   *Liberty Global, Inc. Class A............................  51,230  2,141,414
  #*Liberty Global, Inc. Class B............................     340     14,824
   *Liberty Global, Inc. Class C............................  48,345  1,932,350
   *Liberty Media Corp. Capital Class A.....................  53,068  4,235,357
   *Liberty Media Corp. Capital Class B.....................   1,296    103,790
   *Liberty Media Corp. Interactive Class A................. 272,429  4,470,560
   *Liberty Media Corp. Interactive Class B.................   6,363    104,862
   *Liberty Media-Starz Corp. Series A......................  32,474  2,492,704
   *Liberty Media-Starz Corp. Series B......................     777     61,900
  #*Life Time Fitness, Inc..................................  25,428  1,061,873
    Lifetime Brands, Inc....................................   6,010     66,110
    Limited Brands, Inc..................................... 126,640  4,794,590
   *LIN TV Corp. Class A....................................  14,677     60,176
    Lincoln Educational Services Corp.......................  13,802    246,780

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
    Lithia Motors, Inc.....................................  14,408 $   297,381
   *Live Nation Entertainment, Inc......................... 110,649   1,228,204
   *LKQ Corp...............................................  73,572   1,807,664
  #*LodgeNet Interactive Corp..............................   8,300      23,489
   *Lowe's Cos., Inc....................................... 300,424   6,483,150
   *Luby's, Inc............................................  14,091      77,078
   *Lumber Liquidators Holdings, Inc.......................     743      11,673
   *M/I Homes, Inc.........................................  11,300     127,690
    Mac-Gray Corp..........................................   8,545     125,611
    Macy's, Inc............................................ 194,026   5,601,531
   *Madison Square Garden Co. (The)........................  38,009   1,007,238
   *Maidenform Brands, Inc.................................  10,991     284,117
    Marcus Corp............................................  11,485     111,175
   *Marine Products Corp...................................  15,490      84,420
   *MarineMax, Inc.........................................  14,120     129,763
    Marriott International, Inc. Class A...................  45,086   1,465,295
  #*Martha Stewart Living Omnimedia, Inc. Class A..........  18,300      75,030
    Mattel, Inc............................................ 102,700   2,737,982
    Matthews International Corp. Class A...................  15,528     561,958
   *MAXXAM, Inc............................................       2       1,300
  #*McClatchy Co. (The)....................................  35,962      80,914
   *McCormick & Schmick's Seafood Restaurants, Inc.........  14,664     129,630
    McDonald's Corp........................................ 140,351  12,137,554
    McGraw-Hill Cos., Inc..................................  40,623   1,689,917
   #MDC Holdings, Inc......................................  29,182     659,805
  #*Media General, Inc. Class A............................  11,700      31,941
    Men's Wearhouse, Inc. (The)............................  32,849   1,077,119
   #Meredith Corp..........................................  21,800     650,730
   *Meritage Homes Corp....................................  19,865     434,050
   *Meritage Hospitality Group, Inc........................     299         613
  #*MGM Resorts International.............................. 228,289   3,449,447
   *Midas, Inc.............................................   5,674      30,980
   *Modine Manufacturing Co................................  29,600     441,336
   *Mohawk Industries, Inc.................................  41,962   2,183,283
   *Monarch Casino & Resort, Inc...........................   8,645      99,850
    Monro Muffler Brake, Inc...............................  17,883     639,496
   *Morgans Hotel Group Co.................................   6,083      43,554
   #Morningstar, Inc.......................................  24,185   1,508,177
   *Morton's Restaurant Group, Inc.........................   8,000      55,440
   *Motorcar Parts of America, Inc.........................   6,795      87,723
    Movado Group, Inc......................................  11,344     183,546
   *MTR Gaming Group, Inc..................................  15,484      45,678
   *Multimedia Games Holding Co., Inc......................   8,600      37,324
   *Nathan's Famous, Inc...................................   2,606      49,540
    National CineMedia, Inc................................  25,869     381,050
   *Nautilus, Inc..........................................  11,500      21,620
   *Navarre Corp...........................................  14,687      29,080
  #*Netflix, Inc...........................................  12,010   3,194,540
   *Nevada Gold & Casinos, Inc.............................     700       1,148
   *New Frontier Media, Inc................................   4,370       6,118
   *New York & Co., Inc....................................  36,832     201,103
  #*New York Times Co. Class A (The).......................  89,016     763,757
    Newell Rubbermaid, Inc.................................  89,728   1,392,579
    News Corp. Class A..................................... 416,615   6,674,172
    News Corp. Class B..................................... 141,607   2,336,516
   *Nexstar Broadcasting Group, Inc........................   5,055      44,282
    NIKE, Inc. Class B.....................................  55,350   4,989,802
   *Nobel Learning Communities, Inc........................   3,171      37,164
   *Nobility Homes, Inc....................................     905       7,150
    Nordstrom, Inc.........................................  36,809   1,846,339
   #Nutri/System, Inc......................................  11,070     165,386

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
  #*NVR, Inc................................................   2,354 $1,600,932
   *O'Charley's, Inc........................................  11,182     68,098
   *Office Depot, Inc....................................... 164,247    620,854
   *OfficeMax, Inc..........................................  44,942    318,189
    Omnicom Group, Inc......................................  44,704  2,097,512
   *Orange 21, Inc..........................................     335        586
   *Orbitz Worldwide, Inc...................................  47,813    155,870
   *O'Reilly Automotive, Inc................................  38,914  2,315,383
   *Orient-Express Hotels, Ltd..............................  61,100    604,279
  .*Orleans Homebuilders, Inc...............................   3,832         --
    Outdoor Channel Holdings, Inc...........................  15,060    100,149
   *Overstock.com, Inc......................................   7,087     89,934
   #Oxford Industries, Inc..................................   8,284    324,567
   *P & F Industries, Inc. Class A..........................     504      2,460
   #P.F. Chang's China Bistro, Inc..........................  10,809    355,940
   *Pacific Sunwear of California, Inc......................  37,554    104,776
   *Panera Bread Co. Class A................................  13,232  1,525,782
   *Papa John's International, Inc..........................  12,740    397,615
  #*Peet's Coffee & Tea, Inc................................   6,800    397,120
   *Penn National Gaming, Inc...............................  50,158  2,103,125
    Penske Automotive Group, Inc............................  58,912  1,303,723
    Pep Boys - Manny, Moe & Jack (The)......................  31,433    337,905
   *Perry Ellis International, Inc..........................   9,950    232,531
   #PetMed Express, Inc.....................................  10,288    112,859
    PetSmart, Inc...........................................  30,672  1,319,509
  #*Pier 1 Imports, Inc.....................................  59,969    659,059
   *Pinnacle Entertainment, Inc.............................  36,695    529,509
   *Point.360...............................................   1,448        927
    Polaris Industries, Inc.................................  18,430  2,184,876
    Polo Ralph Lauren Corp..................................  12,909  1,743,619
    Pool Corp...............................................  23,479    628,063
   *Premier Exhibitions, Inc................................   8,500     15,470
  #*Priceline.com, Inc......................................   7,750  4,166,788
   *Princeton Review, Inc...................................   7,215      1,659
  #*Pulte Group, Inc........................................ 236,683  1,626,012
    PVH Corp................................................  40,724  2,913,802
   *Q.E.P. Co., Inc.........................................     352      7,723
   *Quiksilver, Inc......................................... 104,176    547,966
  #*Radio One, Inc..........................................  19,485     27,864
  #*RadioShack Corp.........................................  58,844    819,108
   *Reading International, Inc. Class A.....................   5,859     25,487
   *Red Lion Hotels Corp....................................   9,848     74,352
  #*Red Robin Gourmet Burgers, Inc..........................   9,584    329,881
  #*Regal Entertainment Group...............................  68,748    879,287
   Regis Corp...............................................  33,741    501,054
   Rent-A-Center, Inc.......................................  40,236  1,088,384
   *Rentrak Corp............................................   3,560     58,882
    RG Barry Corp...........................................   7,819     88,902
   *Rick's Cabaret International, Inc.......................   5,041     41,336
   *Rocky Brands, Inc.......................................   4,110     52,320
    Ross Stores, Inc........................................  43,988  3,332,971
   *Royal Caribbean Cruises, Ltd............................  98,471  3,015,182
  #*Ruby Tuesday, Inc.......................................  38,054    345,911
   *Ruth's Hospitality Group, Inc...........................  18,946    108,940
    Ryland Group, Inc. (The)................................  28,027    412,838
   *Saga Communications, Inc................................   1,158     37,658
   *Saks, Inc............................................... 103,285  1,109,281
    Salem Communications Corp...............................   7,063     23,025
   *Sally Beauty Holdings, Inc..............................  91,018  1,565,510
    Scholastic Corp.........................................  19,372    556,364
   *Scientific Games Corp...................................  57,461    525,194

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
    Scripps Networks Interactive, Inc.......................  20,754 $  961,740
   *Sealy Corp..............................................  41,500     90,885
  #*Sears Holdings Corp.....................................  37,862  2,637,846
   *Select Comfort Corp.....................................  15,100    253,982
    Service Corp. International............................. 152,037  1,591,827
    Shiloh Industries, Inc..................................   9,388     98,856
   *Shoe Carnival, Inc......................................   8,377    264,629
   *Shuffle Master, Inc.....................................  27,786    258,966
   *Shutterfly, Inc.........................................  13,299    723,466
   *Signet Jewelers, Ltd. ADR...............................  55,217  2,365,496
    Sinclair Broadcast Group, Inc. Class A..................  22,166    219,665
   *SIRIUS XM Radio, Inc.................................... 243,375    513,521
   *Six Flags Entertainment Corp............................   1,085     38,203
  #*Skechers U.S.A., Inc. Class A...........................  19,355    322,261
    Skyline Corp............................................   4,311     58,328
   *Smith & Wesson Holding Corp.............................  31,791    106,818
    Sonesta International Hotels Corp. Class A..............     446      9,003
   #Sonic Automotive, Inc...................................  25,070    392,847
   *Sonic Corp..............................................  19,031    203,632
   #Sotheby's Class A.......................................  33,000  1,397,550
    Spartan Motors, Inc.....................................  20,810     95,726
   *Spectrum Group International, Inc.......................     385      1,097
    Speedway Motorsports, Inc...............................  25,533    347,249
   *Sport Chalet, Inc. Class A..............................   2,817      5,606
   *Sport Chalet, Inc. Class B..............................     238        524
    Stage Stores, Inc.......................................  21,735    386,883
    Standard Motor Products, Inc............................  14,337    203,585
  #*Standard Pacific Corp................................... 119,199    340,909
   *Stanley Furniture, Inc..................................   7,849     32,416
    Staples, Inc............................................ 105,162  1,688,902
    Starbucks Corp.......................................... 112,522  4,511,007
    Starwood Hotels & Resorts Worldwide, Inc................  27,247  1,497,495
    Stein Mart, Inc.........................................  28,232    268,204
   *Steiner Leisure, Ltd....................................   7,333    356,530
   *Steinway Musical Instruments, Inc.......................   7,225    209,453
   *Steven Madden, Ltd......................................  21,509    819,493
    Stewart Enterprises, Inc................................  48,183    334,872
   *Stoneridge, Inc.........................................  13,276    165,684
    Strattec Security Corp..................................   2,038     52,071
   #Strayer Education, Inc..................................   3,838    466,893
    Sturm Ruger & Co., Inc..................................   9,700    265,004
    Superior Industries International, Inc..................  16,961    343,291
   *Syms Corp...............................................   4,629     48,327
   *Systemax, Inc...........................................  20,806    338,930
  #*Talbots, Inc............................................     150        519
   *Tandy Brands Accessories, Inc...........................   1,100      2,299
   *Tandy Leather Factory, Inc..............................   1,146      5,856
    Target Corp.............................................  98,265  5,059,665
   *Tempur-Pedic International, Inc.........................  16,906  1,217,401
  #*Tenneco, Inc............................................  26,950  1,076,383
    Texas Roadhouse, Inc....................................  32,618    538,849
    Thor Industries, Inc....................................  32,787    810,823
   #Tiffany & Co............................................  24,000  1,910,160
   *Timberland Co. Class A..................................  20,626    882,587
    Time Warner Cable, Inc..................................  89,602  6,568,723
    Time Warner, Inc........................................ 243,677  8,567,683
    TJX Cos., Inc. (The)....................................  65,550  3,624,915
   *Toll Brothers, Inc...................................... 107,130  2,138,315
   *Town Sports International Holdings, Inc.................  11,470    104,836
    Tractor Supply Co.......................................  35,002  2,307,332
   *True Religion Apparel, Inc..............................  13,000    437,970

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Discretionary -- (Continued)
   *TRW Automotive Holdings Corp..........................  44,768 $  2,259,441
   *Tuesday Morning Corp..................................  27,700      119,110
    Tupperware Corp.......................................  32,615    2,038,111
  #*Ulta Salon Cosmetics & Fragrance, Inc.................  21,433    1,350,922
  #*Under Armour, Inc. Class A............................  15,040    1,104,086
   *Unifi, Inc............................................  12,407      159,182
   *Universal Electronics, Inc............................   9,272      217,058
    Universal Technical Institute, Inc....................  12,289      212,600
  #*Urban Outfitters, Inc.................................  28,800      937,152
  #*US Auto Parts Network, Inc............................  12,486       93,520
    V.F. Corp.............................................  33,587    3,922,962
    Vail Resorts, Inc.....................................  21,940    1,003,755
  #*Valassis Communications, Inc..........................  22,600      605,680
    Value Line, Inc.......................................   2,920       31,478
   *Valuevision Media, Inc. Class A.......................  20,987      157,193
   #Viacom, Inc. Class A..................................   7,345      400,964
    Viacom, Inc. Class B..................................  84,885    4,110,132
    Virgin Media, Inc.....................................  64,603    1,709,395
   *Visteon Corp..........................................  18,890    1,184,403
   *Vitamin Shoppe, Inc...................................  14,419      628,092
   *WABCO Holdings, Inc...................................  19,257    1,214,154
    Walt Disney Co. (The)................................. 393,550   15,198,901
   *Warnaco Group, Inc....................................  26,230    1,398,059
   #Washington Post Co. Class B...........................   4,310    1,733,913
    Weight Watchers International, Inc....................  34,659    2,675,328
   *Wells-Gardner Electronics Corp........................   2,458        4,891
    Wendy's Co. (The)..................................... 266,581    1,404,882
   *West Marine, Inc......................................  13,511      138,488
  #*Westwood One, Inc.....................................   1,559        8,855
   *Wet Seal, Inc. (The)..................................  64,096      313,429
    Weyco Group, Inc......................................   5,976      138,404
    Whirlpool Corp........................................  45,139    3,124,973
    Wiley (John) & Sons, Inc. Class A.....................  25,045    1,253,753
    Wiley (John) & Sons, Inc. Class B.....................   4,245      213,120
    Williams Controls, Inc................................   2,029       22,542
    Williams-Sonoma, Inc..................................  51,378    1,902,014
    Winmark Corp..........................................   1,573       71,115
  #*Winnebago Industries, Inc.............................  13,880      116,453
   *WMS Industries, Inc...................................  27,228      750,676
    Wolverine World Wide, Inc.............................  29,488    1,116,711
   #World Wrestling Entertainment, Inc....................  11,700      117,819
    Wyndham Worldwide Corp................................  81,020    2,802,482
    Wynn Resorts, Ltd.....................................  19,029    2,924,377
    Yum! Brands, Inc......................................  67,406    3,560,385
   *Zale Corp.............................................  19,600      109,956
  #*Zumiez, Inc...........................................  17,356      461,149
                                                                   ------------
Total Consumer Discretionary..............................          503,462,859
                                                                   ------------
Consumer Staples -- (7.3%)
    Alico, Inc............................................   4,014       97,982
   *Alliance One International, Inc.......................  50,907      167,484
    Altria Group, Inc..................................... 318,680    8,381,284
    Andersons, Inc. (The).................................  11,748      482,960
    Archer-Daniels-Midland Co............................. 151,200    4,593,456
    Arden Group, Inc. Class A.............................     803       71,274
    Avon Products, Inc....................................  77,497    2,032,746
    B&G Foods, Inc........................................  24,800      465,992
   *BJ's Wholesale Club, Inc..............................  28,157    1,417,705
  #*Boston Beer Co., Inc. Class A.........................   3,797      342,300
    Bridgford Foods Corp..................................   2,501       27,636
    Brown-Forman Corp. Class A............................  12,747      907,586

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Staples -- (Continued)
   #Brown-Forman Corp. Class B.............................  32,444 $ 2,386,581
   #Bunge, Ltd.............................................  67,830   4,667,382
   *Cagle's, Inc. Class A..................................   1,979       8,233
   #Calavo Growers, Inc....................................   7,218     149,196
   #Cal-Maine Foods, Inc...................................  12,638     427,291
   #Campbell Soup Co.......................................  54,633   1,805,621
    Casey's General Stores, Inc............................  25,861   1,163,745
    CCA Industries, Inc....................................   3,400      19,142
  #*Central European Distribution Corp.....................  40,197     389,107
   *Central Garden & Pet Co................................  11,250     100,575
   *Central Garden & Pet Co. Class A.......................  27,548     241,320
   *Chiquita Brands International, Inc.....................  31,971     378,537
   #Church & Dwight Co., Inc...............................  36,702   1,480,559
   #Clorox Co..............................................  23,956   1,715,010
    Coca-Cola Bottling Co..................................   4,167     268,855
    Coca-Cola Co. (The).................................... 319,278  21,714,097
    Coca-Cola Enterprises, Inc............................. 154,430   4,341,027
    Coffee Holding Co., Inc................................     300       5,841
    Colgate-Palmolive Co...................................  68,136   5,749,316
    ConAgra, Inc........................................... 203,266   5,205,642
   *Constellation Brands, Inc. Class A.....................  91,007   1,855,633
   *Constellation Brands, Inc. Class B.....................   3,006      61,082
    Corn Products International, Inc.......................  52,885   2,691,318
    Costco Wholesale Corp..................................  66,890   5,234,142
   *Craft Brewers Alliance, Inc............................  10,691      83,283
    CVS Caremark Corp...................................... 308,131  11,200,562
   *Darling International, Inc.............................  59,595   1,005,964
   *Dean Foods Co.......................................... 111,935   1,233,524
   #Diamond Foods, Inc.....................................  12,571     899,958
   *Dole Food Co., Inc.....................................  55,424     786,467
    Dr. Pepper Snapple Group, Inc..........................  95,427   3,603,324
   *Elizabeth Arden, Inc...................................  17,620     567,716
  #*Energizer Holdings, Inc................................  32,963   2,658,136
    Estee Lauder Cos., Inc.................................  19,957   2,093,689
    Farmer Brothers Co.....................................   9,024      70,658
   #Flowers Foods, Inc.....................................  66,795   1,464,146
    Fresh Del Monte Produce, Inc...........................  37,337     915,130
    General Mills, Inc..................................... 100,640   3,758,904
    Golden Enterprises, Inc................................   3,860      13,124
  #*Green Mountain Coffee, Inc.............................  44,550   4,630,972
    Griffin Land & Nurseries, Inc. Class A.................   2,718      75,859
   #H.J. Heinz Co..........................................  50,725   2,670,164
   *Hain Celestial Group, Inc..............................  27,406     886,036
   *Hansen Natural Corp....................................  34,291   2,627,376
   *Harbinger Group, Inc...................................   4,059      21,553
  #*Heckmann Corp..........................................  68,748     414,550
    Herbalife, Ltd.........................................  37,016   2,062,532
    Hershey Co. (The)......................................  25,711   1,451,129
   #Hormel Foods Corp......................................  68,798   1,993,078
  #*HQ Sustainable Maritime Industries, Inc................   7,426       1,559
   *IGI Labratories, Inc...................................     921       1,022
    Imperial Sugar Co......................................   7,343     169,476
    Ingles Markets, Inc....................................   7,711     118,749
    Inter Parfums, Inc.....................................  14,613     292,845
    J & J Snack Foods Corp.................................  11,280     583,063
    J.M. Smucker Co........................................  55,255   4,305,470
   *John B. Sanfilippo & Son, Inc..........................   3,524      29,496
    Kellogg Co.............................................  48,202   2,688,708
    Kimberly-Clark Corp....................................  59,336   3,878,201
    Kraft Foods, Inc. Class A.............................. 379,508  13,047,485
    Kroger Co. (The).......................................  92,825   2,308,558

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Staples -- (Continued)
   #Lancaster Colony Corp..................................  13,889 $   835,146
  #*Lifeway Foods, Inc.....................................   3,699      41,059
    Lorillard, Inc.........................................  21,931   2,329,511
   *Mannatech, Inc.........................................   7,401       6,067
    McCormick & Co., Inc. (579780107)......................   2,800     137,116
    McCormick & Co., Inc. (579780206)......................  25,333   1,232,450
    Mead Johnson Nutrition Co..............................  46,616   3,326,984
  #*Medifast, Inc..........................................   4,251      82,044
    MGP Ingredients, Inc...................................   8,297      65,297
    Molson Coors Brewing Co. Class A.......................     675      30,510
    Molson Coors Brewing Co. Class B.......................  76,357   3,439,883
    Nash-Finch Co..........................................   7,581     271,400
    National Beverage Corp.................................  17,480     258,354
   *Natural Alternatives International, Inc................   2,740      13,179
   *Nature's Sunshine Products, Inc........................     200       3,338
   #Nu Skin Enterprises, Inc. Class A......................  29,862   1,121,019
   *Nutraceutical International Corp.......................   6,212      91,938
    Oil-Dri Corp. of America...............................   3,323      68,753
   *Omega Protein Corp.....................................  12,032     145,828
    Orchids Paper Products Co..............................   3,281      42,161
   *Overhill Farms, Inc....................................   6,374      32,826
   *Pantry, Inc............................................  14,238     253,721
   *Parlux Fragrances, Inc.................................  10,321      31,169
    PepsiCo, Inc........................................... 243,287  15,580,099
    Philip Morris International, Inc....................... 265,117  18,868,377
   *Physicians Formula Holdings, Inc.......................   7,033      26,725
  #*Pilgrim's Pride Corp................................... 103,143     495,086
   *Prestige Brands Holdings, Inc..........................  31,331     382,865
    PriceSmart, Inc........................................  14,418     843,741
    Procter & Gamble Co. (The)............................. 425,559  26,167,623
   *Ralcorp Holdings, Inc..................................  32,807   2,837,806
   *Reddy Ice Holdings, Inc................................   6,400      19,136
    Reliv' International, Inc..............................   2,740       4,905
   *Revlon, Inc............................................  18,943     319,000
    Reynolds American, Inc.................................  70,798   2,492,090
    Rocky Mountain Chocolate Factory, Inc..................   3,016      27,717
   #Ruddick Corp...........................................  29,710   1,244,849
    Safeway, Inc........................................... 170,357   3,436,101
   #Sanderson Farms, Inc...................................  13,904     642,643
    Sara Lee Corp.......................................... 105,418   2,014,538
    Schiff Nutrition International, Inc....................  10,014     115,862
   *Seneca Foods Corp......................................   5,901     152,836
   *Seneca Foods Corp. Class B.............................     599      15,257
   *Smart Balance, Inc.....................................  39,831     188,799
   *Smithfield Foods, Inc.................................. 104,010   2,290,300
    Snyders-Lance, Inc.....................................  21,626     441,387
    Spartan Stores, Inc....................................  14,332     253,103
   *Spectrum Brands Holdings, Inc..........................  32,103     857,150
  #*SUPERVALU, Inc......................................... 135,026   1,161,224
   *Susser Holdings Corp...................................  10,845     176,882
    Sysco Corp.............................................  84,065   2,571,548
   *Tofutti Brands, Inc....................................     456         962
   #Tootsie Roll Industries, Inc...........................  18,486     518,532
   *TreeHouse Foods, Inc...................................  22,544   1,164,172
    Tyson Foods, Inc. Class A.............................. 142,928   2,509,816
   *United Natural Foods, Inc..............................  23,610     985,718
    United-Guardian, Inc...................................   1,741      25,506
   #Universal Corp.........................................  14,701     539,821
  #*USANA Health Sciences, Inc.............................   4,467     122,172
   #Vector Group, Ltd......................................  35,828     627,348
    Village Super Market, Inc..............................   4,287     115,235

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Staples -- (Continued)
    Walgreen Co........................................... 135,083 $  5,273,640
    Wal-Mart Stores, Inc.................................. 499,081   26,306,560
    WD-40 Co..............................................   8,525      373,395
    Weis Markets, Inc.....................................  16,316      655,740
    Whole Foods Market, Inc...............................  66,900    4,462,230
   *Winn-Dixie Stores, Inc................................  35,253      316,572
                                                                   ------------
Total Consumer Staples....................................          297,144,944
                                                                   ------------
Energy -- (10.7%)
  #*Abraxas Petroleum Corp................................   3,201       14,693
    Adams Resources & Energy, Inc.........................   2,498       64,448
    Alon USA Energy, Inc..................................  24,400      296,704
   *Alpha Natural Resources, Inc..........................  82,499    3,523,532
    Anadarko Petroleum Corp............................... 113,083    9,336,132
    Apache Corp...........................................  83,066   10,276,926
   *Approach Resources, Inc...............................  17,925      465,333
    Arch Coal, Inc........................................  73,396    1,878,938
  #*ATP Oil & Gas Corp....................................   9,588      138,930
   *Atwood Oceanics, Inc..................................  41,238    1,925,815
    Baker Hughes, Inc.....................................  92,642    7,168,638
   *Barnwell Industries, Inc..............................   4,663       20,704
   *Basic Energy Services, Inc............................  24,644      798,219
    Berry Petroleum Corp. Class A.........................  31,726    1,819,486
   *Bill Barrett Corp.....................................  29,777    1,481,704
   *BioFuel Energy Corp...................................  10,582        4,021
   *Bolt Technology Corp..................................   4,718       59,588
  #*BPZ Resources, Inc....................................  68,322      247,326
   *Brigham Exploration Co................................  46,536    1,479,845
    Bristow Group, Inc....................................  22,289    1,080,571
    Cabot Oil & Gas Corp..................................  47,177    3,494,872
   *Cal Dive International, Inc...........................  59,060      329,555
   *Callon Petroleum Co...................................  13,338       92,966
   *Cameron International Corp............................  42,562    2,380,918
    CARBO Ceramics, Inc...................................  10,500    1,638,735
  #*Carrizo Oil & Gas, Inc................................  19,245      739,008
  #*Cheniere Energy, Inc..................................  19,231      198,079
    Chesapeake Energy Corp................................ 145,650    5,003,077
   #Chevron Corp.......................................... 440,599   45,831,108
    Cimarex Energy Co.....................................  46,740    4,118,729
   *Clayton Williams Energy, Inc..........................   6,121      405,945
  #*Clean Energy Fuels Corp...............................  25,457      407,567
   *Cloud Peak Energy, Inc................................  33,840      754,632
   *Cobalt International Energy, Inc......................  26,186      322,612
   *Complete Production Services, Inc.....................  40,500    1,574,640
  #*Comstock Resources, Inc...............................  30,076      959,424
   *Concho Resources, Inc.................................  30,896    2,891,248
    ConocoPhillips........................................ 305,041   21,959,902
    Consol Energy, Inc....................................  35,068    1,879,645
   *Contango Oil & Gas Co.................................   9,651      608,785
  #*Continental Resources, Inc............................  10,700      733,913
   *CREDO Petroleum Corp..................................   4,995       48,951
   *Crimson Exploration, Inc..............................  22,810       71,851
    Crosstex Energy, Inc..................................  34,800      508,080
   *CVR Energy, Inc.......................................  55,131    1,480,267
   *Dawson Geophysical Co.................................   4,975      197,458
    Delek US Holdings, Inc................................  26,439      439,416
   *Delta Petroleum Corp..................................     280        1,212
   *Denbury Resources, Inc................................ 185,308    3,580,151
    Devon Energy Corp..................................... 103,309    8,130,418
   #DHT Holdings, Inc.....................................  38,509      138,632
   #Diamond Offshore Drilling, Inc........................  50,658    3,436,132

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Energy -- (Continued)
   *Double Eagle Petroleum Co..............................   6,980 $    75,244
  #*Dresser-Rand Group, Inc................................  38,529   2,058,219
   *Dril-Quip, Inc.........................................  19,507   1,375,439
    El Paso Corp........................................... 143,845   2,956,015
  #*Endeavour International Corp...........................  22,936     287,617
    Energen Corp...........................................  35,701   2,099,576
   *Energy Partners, Ltd...................................  24,347     414,142
   *ENGlobal Corp..........................................  13,200      52,800
    EOG Resources, Inc.....................................  58,390   5,955,780
    EQT Corp...............................................  29,664   1,883,071
   *Evolution Petroleum Corp...............................   8,450      62,023
    EXCO Resources, Inc....................................  35,979     572,426
   *Exterran Holdings, Inc.................................  35,674     659,256
    Exxon Mobil Corp....................................... 896,367  71,521,123
   *FieldPoint Petroleum Corp..............................   2,633       6,977
  #*FMC Technologies, Inc..................................  45,938   2,094,773
   *Forest Oil Corp........................................  32,241     838,266
   *FX Energy, Inc.........................................  12,088     115,561
   *General Maritime Corp..................................  28,025      30,547
   *Geokinetics, Inc.......................................   9,771      61,069
   *GeoMet, Inc............................................   4,840       5,372
   *GeoResources, Inc......................................  15,600     398,112
   *Global Industries, Ltd.................................  70,782     363,112
  #*GMX Resources, Inc.....................................  35,300     171,205
  #*Goodrich Petroleum Corp................................  10,828     214,719
   *Green Plains Renewable Energy, Inc.....................  22,255     243,692
    Gulf Island Fabrication, Inc...........................   9,011     311,781
   *Gulfmark Offshore, Inc.................................  16,696     813,763
   *Gulfport Energy Corp...................................  23,795     867,566
    Halliburton Co......................................... 142,146   7,779,651
  #*Harvest Natural Resources, Inc.........................  26,700     365,790
   *Helix Energy Solutions Group, Inc......................  67,048   1,312,800
    Helmerich & Payne, Inc.................................  69,950   4,830,047
   *Hercules Offshore, Inc.................................  86,847     408,181
    Hess Corp..............................................  69,417   4,759,230
   *HKN, Inc...............................................   6,292      13,968
    HollyFrontier Corp.....................................  57,244   4,315,625
   *Hornbeck Offshore Services, Inc........................  16,400     456,576
   #Houston American Energy Corp...........................   5,961      98,118
  #*ION Geophysical Corp...................................  78,703     798,048
   *James River Coal Co....................................  16,961     321,581
   *Key Energy Services, Inc...............................  86,060   1,677,309
  #*L&L Energy, Inc........................................   7,250      35,960
  #*Lucas Energy, Inc......................................   8,957      24,094
    Lufkin Industries, Inc.................................  14,320   1,166,794
    Marathon Oil Corp...................................... 161,877   5,013,331
   *Marathon Petroleum Corp................................  77,564   3,396,528
   *Matrix Service Co......................................  17,201     239,782
   *McDermott International, Inc...........................  61,864   1,247,797
  #*McMoran Exploration Co.................................  77,239   1,300,705
   *Mexco Energy Corp......................................     984       9,732
   *Mitcham Industries, Inc................................   5,547     100,734
    Murphy Oil Corp........................................  48,176   3,093,863
   *Nabors Industries, Ltd................................. 136,177   3,596,435
    National-Oilwell, Inc..................................  93,369   7,522,740
   *Natural Gas Services Group, Inc........................   7,701     122,523
  #*New Concept Energy, Inc................................     139         320
  #*Newfield Exploration Co................................  60,464   4,076,483
   *Newpark Resources, Inc.................................  57,105     530,505
    Noble Energy, Inc......................................  38,526   3,840,272
   *Northern Oil & Gas, Inc................................      68       1,506

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Energy -- (Continued)
    Occidental Petroleum Corp.............................. 115,984 $11,387,309
    Oceaneering International, Inc.........................  52,066   2,249,251
   *Oil States International, Inc..........................  32,664   2,635,985
   #Overseas Shipholding Group, Inc........................  17,258     420,060
   *OYO Geospace Corp......................................   3,181     322,649
    Panhandle Oil & Gas, Inc...............................   4,029     132,071
   *Parker Drilling Co.....................................  73,631     466,821
  #*Patriot Coal Corp......................................  45,060     852,085
    Patterson-UTI Energy, Inc..............................  92,998   3,025,225
    Peabody Energy Corp....................................  43,030   2,472,934
    Penn Virginia Corp.....................................  27,898     366,022
   *Petrohawk Energy Corp.................................. 140,250   5,356,148
   *Petroleum Development Corp.............................  14,400     523,008
  #*PetroQuest Energy, Inc.................................  38,051     309,355
   *PHI, Inc. Non-Voting...................................   7,524     161,992
   *PHI, Inc. Voting.......................................     365       7,702
   *Pioneer Drilling Co....................................  34,275     557,654
   #Pioneer Natural Resources Co...........................  55,207   5,133,699
   *Plains Exploration & Production Co.....................  66,333   2,587,650
   *PostRock Energy Corp...................................     645       3,767
   *Pyramid Oil Co.........................................   2,104      10,857
    QEP Resources, Inc.....................................  83,544   3,661,734
  #*Quicksilver Resources, Inc.............................  86,202   1,219,758
   #Range Resources Corp...................................  40,856   2,662,177
   *REX American Resources Corp............................   7,500     129,225
  #*Rex Energy Corp........................................  28,160     311,731
   *Rosetta Resources, Inc.................................  25,344   1,312,059
   *Rowan Cos., Inc........................................  60,799   2,381,497
  #*Royale Energy, Inc.....................................     400       1,344
   #RPC, Inc...............................................  63,688   1,504,311
  #*SandRidge Energy, Inc.................................. 154,336   1,777,951
    Schlumberger, Ltd...................................... 209,389  18,922,484
    SEACOR Holdings, Inc...................................  13,511   1,355,964
  #*Seahawk Drilling, Inc..................................   4,085      17,484
   *SemGroup Corp. Class A.................................  26,166     609,144
    Ship Finance International, Ltd........................  48,014     763,423
    SM Energy Co...........................................  36,039   2,715,539
    Southern Union Co......................................  68,200   2,932,600
  #*Southwestern Energy Co.................................  53,199   2,370,547
    Spectra Energy Corp.................................... 103,438   2,794,895
   *Stone Energy Corp......................................  27,252     884,600
    Sunoco, Inc............................................  68,759   2,795,053
   *Superior Energy Services, Inc..........................  50,329   2,088,150
   *Swift Energy Corp......................................  26,799   1,021,042
    Teekay Corp............................................  45,579   1,264,817
   *Tesoro Petroleum Corp..................................  90,020   2,186,586
   *Tetra Technologies, Inc................................  48,394     622,831
   *TGC Industries, Inc....................................   9,120      67,123
    Tidewater, Inc.........................................  32,100   1,744,314
   *Toreador Resources Corp................................   6,070      22,702
   *Triangle Petroleum Corp................................   1,012       7,550
  #*Ultra Petroleum Corp...................................  21,393   1,001,620
   *Union Drilling, Inc....................................  15,328     170,907
   *Unit Corp..............................................  30,133   1,808,281
  #*Uranium Energy Corp....................................   6,700      22,512
  #*Uranium Resources, Inc.................................   6,850       9,932
   *USEC, Inc..............................................  68,464     233,462
   *VAALCO Energy, Inc.....................................  33,678     224,295
    Valero Energy Corp..................................... 169,993   4,270,224
   *Venoco, Inc............................................  21,782     276,849
   *Verenium Corp..........................................     166         266

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Energy -- (Continued)
  #*Voyager Oil & Gas, Inc................................   1,806 $      5,743
   #W&T Offshore, Inc.....................................  38,870    1,053,377
   *Warren Resources, Inc.................................  42,877      174,509
   *Weatherford International, Ltd........................  96,434    2,113,833
   *Western Refining, Inc.................................  57,327    1,171,191
   *Westmoreland Coal Co..................................   3,366       51,735
   *Whiting Petroleum Corp................................  54,044    3,166,978
   *Willbros Group, Inc...................................  30,007      276,064
    Williams Cos., Inc. (The).............................  93,546    2,965,408
    World Fuel Services Corp..............................  43,624    1,641,571
  #*Zion Oil & Gas, Inc. (989696109)......................   9,118       32,278
  .*Zion Oil & Gas, Inc. (989995238)......................     925        3,348
                                                                   ------------
Total Energy..............................................          435,211,017
                                                                   ------------
Financials -- (14.2%)
   *1st Constitution Bancorp..............................   1,246        9,470
    1st Source Corp.......................................  15,183      349,968
   *1st United Bancorp, Inc...............................  16,260       96,422
   *21st Century Holding Co...............................   2,688        7,150
    Abington Bancorp, Inc.................................  12,718      126,035
    Access National Corp..................................   4,884       40,830
    ACE, Ltd..............................................  47,732    3,197,089
    Advance America Cash Advance Centers, Inc.............  39,110      275,725
  .*Advanta Corp. Class A.................................   2,785           --
   *Affiliated Managers Group, Inc........................  15,836    1,652,170
   *Affirmative Insurance Holdings, Inc...................   4,752       10,692
    Aflac, Inc............................................  82,243    3,788,113
   *Allegheny Corp........................................   5,412    1,782,767
    Alliance Bancorp, Inc. of Pennsylvania................   1,546       17,192
    Alliance Financial Corp...............................   2,941       94,730
   *Allied World Assurance Co. Holdings AG................  27,100    1,475,595
    Allstate Corp. (The).................................. 135,104    3,745,083
    Alterra Capital Holdings, Ltd.........................  67,483    1,470,455
   *Altisource Portfolio Solutions SA.....................   8,893      300,939
  .*Amcore Financial, Inc.................................   4,080           --
    Ameriana Bancorp......................................     456        2,202
   *American Capital, Ltd................................. 216,989    2,098,284
    American Equity Investment Life Holding Co............  37,602      446,336
    American Express Co................................... 170,473    8,530,469
    American Financial Group, Inc.........................  76,144    2,587,373
   *American Independence Corp............................   1,861       10,180
   *American International Group, Inc.....................  24,865      713,625
    American National Bankshares, Inc.....................   3,768       70,424
    American National Insurance Co........................  13,017      975,494
   *American River Bankshares.............................   2,192       13,108
   *American Safety Insurance Holdings, Ltd...............   6,392      119,850
   *American Spectrum Realty, Inc.........................     642       10,760
    Ameriprise Financial, Inc.............................  55,078    2,979,720
   *Ameris Bancorp........................................  14,261      144,321
   *AMERISAFE, Inc........................................  11,543      248,290
   *AmeriServe Financial, Inc.............................   8,436       18,644
    AmTrust Financial Services, Inc.......................  37,855      878,993
    AON Corp..............................................  67,444    3,245,405
   *Arch Capital Group, Ltd...............................  72,141    2,438,366
    Argo Group International Holdings, Ltd................  18,539      545,047
    Arrow Financial Corp..................................   7,205      173,640
   *Aspen Insurance Holdings, Ltd.........................  45,174    1,170,007
   *Asset Acceptance Capital Corp.........................  14,775       72,988
    Associated Banc-Corp.................................. 105,562    1,440,921
    Assurant, Inc.........................................  57,965    2,064,713
    Assured Guaranty, Ltd................................. 111,452    1,577,046

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Asta Funding, Inc....................................     7,412 $    58,332
   #Astoria Financial Corp...............................    62,220     724,863
    Atlantic American Corp...............................     2,737       5,447
   *Atlantic Coast Financial Corp........................       945       5,160
    Auburn National Bancorporation, Inc..................       335       6,586
   *Avatar Holdings, Inc.................................     7,438     113,801
    Axis Capital Holdings, Ltd...........................    67,129   2,139,401
    Baldwin & Lyons, Inc.................................       638      16,390
    Baldwin & Lyons, Inc. Class B........................     7,178     173,923
    BancFirst Corp.......................................     9,839     375,259
    Bancorp Rhode Island, Inc............................     2,755     120,862
   *Bancorp, Inc.........................................    20,299     182,691
   #BancorpSouth, Inc....................................    50,055     677,745
   *BancTrust Financial Group, Inc.......................     8,405      19,920
    Bank Mutual Corp.....................................    25,820      95,792
    Bank of America Corp................................. 1,928,676  18,727,444
    Bank of Commerce Holdings............................     4,949      19,944
   *Bank of Granite Corp.................................     1,286       1,042
   #Bank of Hawaii Corp..................................    28,780   1,289,632
    Bank of Kentucky Financial Corp......................     2,303      54,996
   *Bank of Montreal.....................................    19,297   1,212,623
    Bank of New York Mellon Corp. (The)..................   288,696   7,249,157
    Bank of the Ozarks, Inc..............................     7,800     405,210
    BankFinancial Corp...................................    11,771      95,934
    Banner Corp..........................................    10,053     186,182
    Bar Harbor Bankshares................................     2,309      65,783
    BB&T Corp............................................   154,972   3,979,681
    BCB Bancorp, Inc.....................................     4,090      45,113
   *BCSB Bancorp, Inc....................................       623       8,423
    Beacon Federal Bancorp, Inc..........................     2,257      31,485
   *Beneficial Mutual Bancorp, Inc.......................    49,266     385,753
   *Berkshire Bancorp, Inc...............................     1,000       6,360
   *Berkshire Hathaway, Inc..............................   269,118  19,960,482
    Berkshire Hills Bancorp, Inc.........................    12,420     272,246
   #BGC Partners, Inc. Class A...........................    19,249     157,649
    BlackRock, Inc.......................................    20,688   3,691,980
   *BNCCORP, Inc.........................................       409         890
   *BofI Holding, Inc....................................     6,019      84,236
    BOK Financial Corp...................................    37,800   2,058,588
    Boston Private Financial Holdings, Inc...............    47,688     330,478
    Bridge Bancorp, Inc..................................     1,861      38,783
   *Bridge Capital Holdings..............................     4,301      48,257
    Brookline Bancorp, Inc...............................    38,382     328,166
   #Brooklyn Federal Bancorp, Inc........................     2,293       1,903
    Brown & Brown, Inc...................................    79,517   1,734,266
   *Brunswick Bancorp....................................        40         264
    Bryn Mawr Bank Corp..................................     7,907     159,089
    C&F Financial Corp...................................       721      15,501
    Calamos Asset Management, Inc........................    12,794     174,254
    California First National Bancorp....................     2,735      42,447
   *Camco Financial Corp.................................       900       1,449
    Camden National Corp.................................     4,845     154,895
  #*Cape Bancorp, Inc....................................     4,381      41,225
   *Capital Bank Corp....................................     3,124       9,310
    Capital City Bank Group, Inc.........................    10,037     103,481
    Capital One Financial Corp...........................   113,196   5,410,769
    Capital Properties, Inc..............................       300       2,791
   .Capital Properties, Inc. Class B.....................       300          --
    Capital Southwest Corp...............................     2,165     203,315
    CapitalSource, Inc...................................   194,025   1,253,401
    Capitol Federal Financial, Inc.......................   105,356   1,205,273

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    Cardinal Financial Corp................................  18,277 $   196,112
   *Carolina Bank Holdings, Inc............................     900       2,160
    Carrollton Bancorp.....................................     331       1,150
   #Carver Bancorp, Inc....................................     200         112
    Cash America International, Inc........................  18,465   1,033,301
    Cathay General Bancorp.................................  49,575     687,109
   *CB Richard Ellis Group, Inc............................  67,002   1,460,644
   *CBOE Holdings, Inc.....................................  16,711     385,021
    Center Bancorp, Inc....................................   9,248      92,850
   *Center Financial Corp..................................  21,242     130,851
    CenterState Banks of Florida, Inc......................  12,576      82,121
    Central Bancorp, Inc...................................     197       4,007
   *Central Pacific Financial Corp.........................     613       8,263
  #*Central Virginia Bankshares, Inc.......................     357         393
  #*Centrue Financial Corp.................................   1,244         373
    Century Bancorp, Inc. Class A..........................   1,596      43,140
    CFS Bancorp, Inc.......................................   1,100       6,226
   #Charles Schwab Corp. (The)............................. 156,797   2,340,979
    Charter Financial Corp.................................   1,425      13,808
    Chemical Financial Corp................................  15,610     296,122
   *Chicopee Bancorp, Inc..................................   3,096      43,901
    Chubb Corp.............................................  66,516   4,155,920
   #Cincinnati Financial Corp..............................  76,783   2,098,479
   *CIT Group, Inc.........................................  90,759   3,606,763
    Citigroup, Inc......................................... 600,766  23,033,368
   *Citizens Community Bancorp, Inc........................   1,650      10,015
   *Citizens First Bancorp, Inc............................   1,040          26
    Citizens Holding Co....................................     772      14,645
   *Citizens Republic Bancorp, Inc.........................     280       2,573
    Citizens South Banking Corp............................   2,903      11,931
   *Citizens, Inc..........................................  30,477     209,682
   #City Holding Co........................................   9,547     298,535
   #City National Corp.....................................  33,158   1,779,921
    CKX Lands, Inc.........................................     663       8,579
    Clifton Savings Bancorp, Inc...........................  15,238     154,666
    CME Group, Inc.........................................  14,418   4,169,541
    CNA Financial Corp..................................... 118,112   3,252,804
    CNB Financial Corp.....................................   5,603      77,377
   *CNO Financial Group, Inc............................... 158,894   1,167,871
    CoBiz Financial, Inc...................................  21,911     134,753
    Codorus Valley Bancorp, Inc............................   1,523      15,535
   #Cohen & Steers, Inc....................................  11,072     437,676
   *Colonial Financial Services, Inc.......................   1,300      15,951
   *Colony Bankcorp, Inc...................................   1,337       3,730
    Columbia Banking System, Inc...........................  24,073     423,926
   *Comerica, Inc..........................................  93,628   2,998,890
    Commerce Bancshares, Inc...............................  55,423   2,267,355
    Commercial National Financial Corp.....................     847      16,271
  #*Commonwealth Bankshares, Inc...........................   1,891         719
   #Community Bank System, Inc.............................  23,215     584,089
  #*Community Bankers Trust Corp...........................   2,083       2,812
   *Community Capital Corp.................................     774       2,469
    Community Trust Bancorp, Inc...........................   9,554     259,104
   *Community West Bancshares..............................   1,844       6,205
   *CompuCredit Holdings Corp..............................  22,217      66,429
    Consolidated-Tokoma Land Co............................   2,907      84,826
   *Consumer Portfolio Services, Inc.......................   2,900       3,045
   *Cowen Group, Inc.......................................  62,710     247,705
    Crawford & Co. Class A.................................  13,975      70,434
    Crawford & Co. Class B.................................  11,520      82,714
   *Credit Acceptance Corp.................................  13,183   1,045,544

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
   *Crescent Financial Corp.................................   3,620 $   14,480
   #Cullen Frost Bankers, Inc...............................  38,148  2,055,414
    CVB Financial Corp......................................  64,001    620,170
  #*Dearborn Bancorp, Inc...................................   1,024      1,352
    Delphi Financial Group, Inc. Class A....................  31,055    836,001
    Diamond Hill Investment Group, Inc......................     877     68,117
    Dime Community Bancshares, Inc..........................  21,720    305,166
   #Discover Financial Services............................. 241,889  6,194,777
   *Dollar Financial Corp...................................  21,923    473,756
    Donegal Group, Inc. Class A.............................  11,606    139,504
    Donegal Group, Inc. Class B.............................   2,147     45,044
   *Doral Financial Corp....................................   3,982      6,968
    Duff & Phelps Corp......................................  15,218    173,333
   *E*Trade Financial Corp.................................. 156,635  2,487,364
    Eagle Bancorp Montana, Inc..............................     566      5,971
    East West Bancorp, Inc..................................  94,408  1,752,212
    Eastern Insurance Holdings, Inc.........................   4,882     65,321
    Eastern Virginia Bankshares, Inc........................     721      2,199
   #Eaton Vance Corp........................................  34,802    933,390
    ECB Bancorp, Inc........................................     913     11,878
    Edelman Financial Group, Inc............................  14,005    106,858
   *eHealth, Inc............................................  13,439    174,035
    EMC Insurance Group, Inc................................   7,366    137,523
    Employers Holdings, Inc.................................  24,291    360,964
   *Encore Bancshares, Inc..................................   6,452     77,359
   *Encore Capital Group, Inc...............................  15,000    410,250
    Endurance Specialty Holdings, Ltd.......................  30,848  1,256,748
   *Enstar Group, Ltd.......................................   8,676    916,533
    Enterprise Bancorp, Inc.................................   3,680     58,843
    Enterprise Financial Services Corp......................  10,589    147,717
    Epoch Holding Corp......................................   6,489    125,887
    Erie Indemnity Co.......................................  24,328  1,792,974
    ESB Financial Corp......................................   7,250     97,005
    ESSA Bancorp, Inc.......................................   8,421     96,841
    Evans Bancorp, Inc......................................   1,219     16,786
    Evercore Partners, Inc. Class A.........................  10,514    298,913
    Everest Re Group, Ltd...................................  30,100  2,471,812
   *EZCORP, Inc.............................................  23,704    788,869
   #F.N.B. Corp.............................................  76,209    762,090
   *Farmers Capital Bank Corp...............................   1,933     10,245
    FBL Financial Group, Inc. Class A.......................  18,653    587,196
    Federal Agricultural Mortgage Corp......................   5,758    116,312
    Federal Agricultural Mortgage Corp. Class A.............     110      1,563
   #Federated Investors, Inc. Class B.......................  51,150  1,093,075
    Fidelity Bancorp, Inc...................................     538      6,058
    Fidelity National Financial, Inc........................ 137,704  2,244,575
   *Fidelity Southern Corp..................................   5,813     39,412
    Fifth Third Bancorp..................................... 416,797  5,272,482
    Financial Institutions, Inc.............................   6,515    109,257
   *First Acceptance Corp...................................   9,100     15,106
    First Advantage Bancorp.................................   1,408     18,107
    First American Financial Corp...........................  64,303  1,028,205
    First Bancorp...........................................   9,274     91,349
    First Bancorp of Indiana, Inc...........................      96        875
    First Bancorp, Inc......................................   5,844     86,082
   *First Bancshares, Inc...................................     200      1,350
    First Bancshares, Inc. (The)............................     237      2,349
    First Busey Corp........................................  52,888    274,489
    First Business Financial Services, Inc..................     981     13,744
   *First California Financial Group, Inc...................  14,506     53,092
   *First Cash Financial Services, Inc......................  16,029    693,575

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    First Citizens BancShares, Inc.........................   5,696 $ 1,025,964
    First Commonwealth Financial Corp......................  64,998     334,090
    First Community Bancshares, Inc........................  10,550     132,824
   *First Defiance Financial Corp..........................   5,655      82,902
  #*First Federal Bancshares of Arkansas, Inc..............   2,243      13,570
   *First Federal of Northern Michigan Bancorp, Inc........     200         768
    First Financial Bancorp................................  36,710     587,727
   #First Financial Bankshares, Inc........................  14,268     459,858
    First Financial Corp...................................   8,041     266,077
    First Financial Holdings, Inc..........................   7,838      65,134
   *First Financial Northwest, Inc.........................  11,055      54,280
   *First Financial Service Corp...........................     917       2,751
    First Horizon National Corp............................ 161,622   1,452,982
    First Interstate Bancsystem, Inc.......................   9,854     131,847
    First M&F Corp.........................................   3,188      12,880
   *First Marblehead Corp. (The)...........................  58,899      97,183
  #*First Mariner Bancorp, Inc.............................     200         100
    First Merchants Corp...................................  15,612     139,727
    First Midwest Bancorp, Inc.............................  47,054     560,884
    First Niagara Financial Group, Inc..................... 193,077   2,365,193
    First Pactrust Bancorp, Inc............................   5,763      85,292
   *First Place Financial Corp.............................   9,209       6,999
   *First Regional Bancorp.................................   2,891          29
   *First Security Group, Inc..............................   2,265       1,042
    First South Bancorp, Inc...............................   4,472      19,453
   #First United Corp......................................   1,938       9,709
    First West Virginia Bancorp, Inc.......................     256       3,971
    Firstbank Corp.........................................   1,646       9,711
   *FirstCity Financial Corp...............................   4,638      32,837
    FirstMerit Corp........................................  62,951     919,714
   *Flagstar Bancorp, Inc..................................   1,940       1,416
    Flagstone Reinsurance Holdings SA......................  46,149     411,188
    Flushing Financial Corp................................  19,812     244,084
  #*Forest City Enterprises, Inc. Class A.................. 125,239   2,255,554
   *Forest City Enterprises, Inc. Class B..................   4,615      82,608
   *Forestar Group, Inc....................................  22,125     360,637
    Fox Chase Bancorp, Inc.................................  11,006     147,150
   *FPIC Insurance Group, Inc..............................   7,488     312,399
    Franklin Resources, Inc................................  38,219   4,852,284
    Fulton Financial Corp.................................. 123,238   1,250,866
    GAINSCO, Inc...........................................     513       4,322
    Gallagher (Arthur J.) & Co.............................  54,119   1,521,826
    GAMCO Investors, Inc...................................   3,274     158,363
   *Genworth Financial, Inc. Class A....................... 201,542   1,676,829
    German American Bancorp, Inc...........................   7,464     125,171
    GFI Group, Inc.........................................  75,935     344,745
    Glacier Bancorp, Inc...................................  45,328     595,610
   *Gleacher & Co., Inc....................................  30,164      51,580
   *Global Indemnity P.L.C.................................  11,167     232,609
    Goldman Sachs Group, Inc. (The)........................ 103,629  13,986,806
    Great Southern Bancorp, Inc............................   7,743     141,387
   *Greene Bancshares, Inc.................................   5,781      14,915
   #Greenhill & Co., Inc...................................   7,605     334,924
   *Greenlight Capital Re, Ltd.............................  18,985     470,069
   *Guaranty Bancorp.......................................   7,402      10,289
   *Guaranty Federal Bancshares, Inc.......................     909       4,618
   *Hallmark Financial Services, Inc.......................  10,489      70,696
    Hampden Bancorp, Inc...................................     818      10,847
    Hancock Holding Co.....................................  49,508   1,631,289
    Hanover Insurance Group, Inc...........................  26,743     968,364
    Harleysville Group, Inc................................  15,879     479,863

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    Harleysville Savings Financial Corp....................   1,916 $    29,047
   *Harris & Harris Group, Inc.............................  18,200      92,820
    Hartford Financial Services Group, Inc................. 207,862   4,868,128
    Hawthorn Bancshares, Inc...............................   1,135       7,856
    HCC Insurance Holdings, Inc............................  70,771   2,132,330
    Heartland Financial USA, Inc...........................   9,338     149,875
   *Heritage Commerce Corp.................................  15,725      78,468
    Heritage Financial Corp................................   8,084     105,335
    Heritage Financial Group, Inc..........................   4,012      47,261
    HF Financial Corp......................................   1,948      20,045
   *HFF, Inc...............................................   7,931     119,758
   *Hilltop Holdings, Inc..................................  35,502     310,642
    Hingham Institution for Savings........................     458      24,732
   *HMN Financial, Inc.....................................     989       2,379
   *Home Bancorp, Inc......................................   4,539      66,179
    Home Bancshares, Inc...................................  17,992     424,071
    Home Federal Bancorp, Inc..............................  10,092     107,883
    Homeowners Choice, Inc.................................   2,823      18,801
    HopFed Bancorp, Inc....................................   1,188       9,611
    Horace Mann Educators Corp.............................  23,900     347,984
    Horizon Bancorp........................................     667      18,403
  #*Horizon Financial Corp.................................   3,875          27
    Hudson City Bancorp, Inc............................... 262,331   2,164,231
    Hudson Valley Holding Corp.............................  10,421     223,843
    Huntington Bancshares, Inc............................. 409,254   2,473,940
    IBERIABANK Corp........................................  17,093     871,230
   *ICG Group, Inc.........................................  22,435     247,907
    Independence Holding Co................................   7,724      69,362
   #Independent Bank Corp. (453836108).....................  13,422     356,354
  #*Independent Bank Corp. (453838609).....................   3,800       8,284
    Indiana Community Bancorp..............................   1,119      18,989
    Infinity Property & Casualty Corp......................   7,832     396,847
    Interactive Brokers Group, Inc.........................  26,305     398,258
   *IntercontinentalExchange, Inc..........................  22,331   2,753,412
   *Intergroup Corp. (The).................................     200       4,838
    International Bancshares Corp..........................  41,219     693,304
   *Intervest Bancshares Corp..............................   9,978      34,125
  #*INTL FCStone, Inc......................................  11,205     257,491
    Invesco, Ltd........................................... 220,050   4,880,709
   *Investment Technology Group, Inc.......................  24,833     302,218
   *Investors Bancorp, Inc.................................  82,777   1,145,634
   *Investors Capital Holdings, Ltd........................   1,399       7,680
    Investors Title Co.....................................   1,022      38,938
   #Janus Capital Group, Inc............................... 113,752     960,067
    Jefferies Group, Inc...................................  85,814   1,622,743
   *Jefferson Bancshares, Inc..............................   1,271       4,112
    JMP Group, Inc.........................................  11,440      83,970
    Jones Lang LaSalle, Inc................................  20,935   1,781,987
    JPMorgan Chase & Co.................................... 910,935  36,847,321
    Kaiser Federal Financial Group, Inc....................   5,197      66,366
    KBW, Inc...............................................  21,786     372,541
    Kearny Financial Corp..................................  37,680     353,062
    Kennedy-Wilson Holdings, Inc...........................   4,046      48,714
    Kentucky First Federal Bancorp.........................     936       8,415
    KeyCorp................................................ 447,565   3,598,423
   *Knight Capital Group, Inc..............................  60,716     686,698
    Lake Shore Bancorp, Inc................................     125       1,287
    Lakeland Bancorp, Inc..................................  15,132     150,563
    Lakeland Financial Corp................................  10,131     228,454
    Landmark Bancorp, Inc..................................   1,035      16,425
    Legg Mason, Inc........................................  70,490   2,073,816

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
   #Leucadia National Corp.................................. 113,756 $3,830,165
   #Life Partners Holdings, Inc.............................   7,428     36,397
    Lincoln National Corp................................... 149,603  3,964,479
    LNB Bancorp, Inc........................................   5,679     29,133
    Loews Corp..............................................  74,359  2,964,693
   *Louisiana Bancorp, Inc..................................   2,100     33,715
   *LSB Financial Corp......................................     259      4,053
   #M&T Bank Corp...........................................  59,913  5,166,897
  #*Macatawa Bank Corp......................................  14,490     43,180
   *Magyar Bancorp, Inc.....................................     211        882
    Maiden Holdings, Ltd....................................  45,494    421,729
    MainSource Financial Group, Inc.........................  10,799     99,783
    Malvern Federal Bancorp, Inc............................     125        901
   *Markel Corp.............................................   5,925  2,372,488
    MarketAxess Holdings, Inc...............................  17,186    449,070
   *Marlin Business Services Corp...........................   7,473     93,263
    Marsh & McLennan Cos., Inc..............................  76,665  2,260,851
   *Maui Land & Pineapple Co., Inc..........................   2,542     13,193
    Mayflower Bancorp, Inc..................................     100        880
    MB Financial, Inc.......................................  34,397    694,475
  #*MBIA, Inc............................................... 131,236  1,207,371
  #*MBT Financial Corp......................................   3,390      4,610
    MCG Capital Corp........................................  47,903    266,820
    Meadowbrook Insurance Group, Inc........................  33,845    318,143
    Medallion Financial Corp................................  10,400     96,512
  #*Mercantile Bancorp, Inc.................................   2,087      1,565
  #*Mercantile Bank Corp....................................   4,640     45,704
    Merchants Bancshares, Inc...............................   3,956    104,597
    Mercury General Corp....................................  33,471  1,243,113
   *Meridian Interstate Bancorp, Inc........................  13,238    177,124
    Meta Financial Group, Inc...............................   1,310     28,506
    MetLife, Inc............................................ 239,819  9,882,941
   *Metro Bancorp, Inc......................................   7,456     85,520
   *MetroCorp Bancshares, Inc...............................   4,229     27,446
   *MF Global Holdings, Ltd.................................  91,780    676,419
   *MGIC Investment Corp.................................... 119,942    477,369
    MicroFinancial, Inc.....................................   7,011     41,856
    Mid Penn Bancorp, Inc...................................     497      4,314
    MidSouth Bancorp, Inc...................................   5,494     74,334
  .*Midwest Banc Holdings, Inc..............................   5,564         --
    MidWestOne Financial Group, Inc.........................   3,102     45,320
    Montpelier Re Holdings, Ltd.............................  39,616    683,772
    Moody's Corp............................................  49,306  1,755,787
    Morgan Stanley.......................................... 300,515  6,686,459
    MSB Financial Corp......................................     339      1,837
   *MSCI, Inc...............................................  42,769  1,517,872
    MutualFirst Financial, Inc..............................   2,798     25,014
  #*Nara Bancorp, Inc.......................................  23,933    192,182
   *NASDAQ OMX Group, Inc. (The)............................ 103,634  2,494,470
   *National Financial Partners Corp........................  27,226    308,471
    National Interstate Corp................................  11,502    257,760
   #National Penn Bancshares, Inc...........................  94,065    756,283
    National Security Group, Inc............................     312      3,532
    National Western Life Insurance Co. Class A.............   1,390    238,149
   *Naugatuck Valley Financial Corp.........................     609      4,964
   *Navigators Group, Inc. (The)............................  10,900    513,826
    NBT Bancorp, Inc........................................  21,664    477,475
    Nelnet, Inc. Class A....................................  23,290    469,526
   *New Century Bancorp, Inc................................     300      1,278
    New England Bancshares, Inc.............................   1,080     10,400
    New Hampshire Thrift Bancshares, Inc....................   3,306     43,375

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    New Westfield Financial, Inc............................  17,050 $  138,105
   #New York Community Bancorp, Inc......................... 199,239  2,695,704
   *NewBridge Bancorp.......................................   8,157     39,235
   *Newport Bancorp, Inc....................................   1,429     19,734
   *NewStar Financial, Inc..................................  31,531    335,490
   *Nicholas Financial, Inc.................................   4,022     49,109
    North Central Bancshares, Inc...........................     200      3,528
   *North Valley Bancorp....................................     252      2,704
    Northeast Bancorp.......................................      59        806
    Northeast Community Bancorp, Inc........................   3,456     23,017
    Northern Trust Corp.....................................  77,489  3,479,644
   #Northfield Bancorp, Inc.................................  26,740    366,338
    Northrim Bancorp, Inc...................................   3,902     77,025
    Northwest Bancshares, Inc...............................  67,521    829,833
    Norwood Financial Corp..................................     901     23,985
    NYSE Euronext, Inc...................................... 113,602  3,801,123
    Ocean Shore Holding Co..................................   3,964     48,202
    OceanFirst Financial Corp...............................  11,869    159,638
   *Ocwen Financial Corp....................................  63,771    822,008
    Ohio Valley Banc Corp...................................   1,110     19,225
    Old National Bancorp....................................  59,878    610,756
    Old Republic International Corp......................... 156,817  1,637,169
  #*Old Second Bancorp, Inc.................................   4,388      5,573
   *OmniAmerican Bancorp, Inc...............................   6,615     96,844
    OneBeacon Insurance Group, Ltd..........................  15,735    200,464
    Oppenheimer Holdings, Inc. Class A......................   8,464    219,048
    optionsXpress Holdings, Inc.............................  25,939    391,679
    Oriental Financial Group, Inc...........................  27,421    340,569
    Oritani Financial Corp..................................  35,510    459,499
    Osage Bancshares, Inc...................................     900      7,209
  #*Pacific Capital Bancorp.................................   4,298    128,854
    Pacific Continental Corp................................   9,413     92,624
  #*Pacific Mercantile Bancorp..............................   5,495     25,002
   *Pacific Premier Bancorp, Inc............................   2,700     17,820
    PacWest Bancorp.........................................  22,329    443,231
   *Park Bancorp, Inc.......................................     153        474
    Park National Corp......................................   9,750    600,990
    Parkvale Financial Corp.................................   2,187     46,452
    PartnerRe, Ltd..........................................  32,978  2,203,590
  #*Patriot National Bancorp................................     500      1,075
    Peapack-Gladstone Financial Corp........................   5,258     58,995
    Penns Woods Bancorp, Inc................................   2,487     88,363
  #*Penson Worldwide, Inc...................................  15,638     47,852
    Peoples Bancorp of North Carolina.......................   2,042     12,252
    Peoples Bancorp, Inc. (709788202).......................     470      7,694
    Peoples Bancorp, Inc. (709789101).......................   5,162     61,583
    People's United Financial, Inc.......................... 176,802  2,241,849
   *PHH Corp................................................  34,158    640,804
   *Phoenix Cos., Inc. (The)................................  74,500    178,800
   *PICO Holdings, Inc......................................  14,068    384,197
    Pinnacle Bancshares, Inc................................     200      1,000
  #*Pinnacle Financial Partners, Inc........................  21,526    328,272
   *Piper Jaffray Cos., Inc.................................  12,428    366,377
    Platinum Underwriters Holdings, Ltd.....................  25,400    872,490
  #*PMI Group, Inc. (The)...................................  96,454     96,454
    PNC Financial Services Group, Inc....................... 123,518  6,705,792
   *Popular, Inc............................................ 620,387  1,488,929
    Porter Bancorp, Inc.....................................   3,389     15,420
  #*Portfolio Recovery Associates, Inc......................  10,851    878,171
   *Preferred Bank..........................................     535      4,890
   *Premier Financial Bancorp, Inc..........................   2,911     21,017

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    Presidential Life Corp..................................  16,382 $  186,100
    Primerica, Inc..........................................  39,786    860,173
   *Primus Guaranty, Ltd....................................  16,378    103,345
  #*Princeton National Bancorp, Inc.........................   1,811      9,236
    Principal Financial Group, Inc.......................... 150,447  4,156,851
    PrivateBancorp, Inc.....................................  45,349    534,665
   *ProAssurance Corp.......................................  19,012  1,324,186
    Progressive Corp........................................ 138,445  2,724,598
    Prosperity Bancshares, Inc..............................  29,814  1,238,175
    Protective Life Corp....................................  51,389  1,092,530
  #*Providence Community Bancshares, Inc....................     200        109
    Provident Financial Holdings, Inc.......................   6,264     53,181
    Provident Financial Services, Inc.......................  36,539    506,431
    Provident New York Bancorp..............................  21,971    165,661
    Prudential Bancorp, Inc. of Pennsylvania................   3,011     16,771
    Prudential Financial, Inc............................... 110,512  6,484,844
  #*PSB Holdings, Inc.......................................   1,100      5,577
   #Pulaski Financial Corp..................................   6,326     45,294
    Pzena Investment Management, Inc. Class A...............   2,348     13,947
    QC Holdings, Inc........................................   8,157     37,277
    QCR Holdings, Inc.......................................   1,185     11,577
   #Radian Group, Inc.......................................  79,518    252,072
   #Raymond James Financial, Inc............................  79,810  2,534,766
    Regions Financial Corp.................................. 572,536  3,486,744
    Reinsurance Group of America, Inc.......................  34,896  2,031,296
    RenaissanceRe Holdings, Ltd.............................  32,929  2,291,529
    Renasant Corp...........................................  15,334    234,610
    Republic Bancorp, Inc. Class A..........................  10,234    185,338
   *Republic First Bancorp, Inc.............................  15,471     32,799
    Resource America, Inc...................................  10,794     63,361
   *Riverview Bancorp, Inc..................................   9,233     27,976
   #RLI Corp................................................  13,253    836,927
    Rockville Financial, Inc................................  18,624    189,034
  #*Rodman & Renshaw Capital Group, Inc.....................  11,800     18,054
   #Roma Financial Corp.....................................  15,243    148,924
   *Royal Bancshares of Pennsylvania, Inc. Class A..........   2,453      2,944
   *Rurban Financial Corp...................................   1,124      3,484
    S&T Bancorp, Inc........................................  17,528    333,383
   #S.Y. Bancorp, Inc.......................................   8,363    189,924
   *Safeguard Scientifics, Inc..............................  12,910    235,091
    Safety Insurance Group, Inc.............................   9,200    373,520
    Salisbury Bancorp, Inc..................................     543     12,397
    Sandy Spring Bancorp, Inc...............................  15,135    270,462
   *Savannah Bancorp, Inc. (The)............................   1,441     10,663
   #SCBT Financial Corp.....................................   8,177    239,423
    SeaBright Holdings, Inc.................................  13,386    121,679
   *Seacoast Banking Corp. of Florida.......................   6,793     10,733
   *Security National Financial Corp. Class A...............     778      1,089
    SEI Investments Co......................................  89,390  1,768,134
    Selective Insurance Group, Inc..........................  34,076    558,506
    Shore Bancshares, Inc...................................   3,114     19,182
    SI Financial Group, Inc.................................   5,234     53,125
   *Siebert Financial Corp..................................   3,562      5,557
    Sierra Bancorp..........................................   6,811     78,463
   *Signature Bank..........................................  22,742  1,345,417
    Simmons First National Corp.............................  10,617    256,507
    SLM Corp................................................ 251,803  3,925,609
    Somerset Hills Bancorp..................................   1,508     12,531
    South Street Financial Corp.............................     300      1,425
   *Southcoast Financial Corp...............................   2,016      5,342
   *Southern Community Financial Corp.......................   5,725      8,588

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
   *Southern Connecticut Bancorp, Inc......................     400 $     1,160
   *Southern First Bancshares, Inc.........................     870       8,526
    Southern Missouri Bancorp, Inc.........................     557      12,001
   *Southern National Bancorp of Virginia, Inc.............     302       2,114
    Southside Bancshares, Inc..............................  10,488     207,977
   *Southwest Bancorp, Inc.................................  11,235      69,657
    Southwest Georgia Financial Corp.......................     863       6,481
  #*St. Joe Co. (The)......................................  56,568   1,001,819
    StanCorp Financial Group, Inc..........................  28,490     947,577
    State Auto Financial Corp..............................  24,612     408,067
    State Bancorp, Inc.....................................   8,292     107,796
    State Street Corp...................................... 115,036   4,770,543
    StellarOne Corp........................................  13,836     172,120
    Sterling Bancorp.......................................  19,162     181,081
   #Stewart Information Services Corp......................   9,700     102,820
   *Stifel Financial Corp..................................  33,007   1,252,946
   *Stratus Properties, Inc................................   2,912      41,292
    Suffolk Bancorp........................................   5,079      61,557
    Summit State Bank......................................   1,967      12,845
   *Sun Bancorp, Inc.......................................  22,725      70,902
    SunTrust Banks, Inc.................................... 118,475   2,901,453
    Susquehanna Bancshares, Inc............................  79,212     596,466
   *Sussex Bancorp.........................................     332       2,121
   *SVB Financial Group....................................  27,233   1,661,758
    SWS Group, Inc.........................................  12,800      69,760
    Symetra Financial Corp.................................  73,306     920,723
    Synovus Financial Corp................................. 510,451     934,125
    T. Rowe Price Group, Inc...............................  40,080   2,276,544
   *Taylor Capital Group, Inc..............................  10,061      79,884
   #TCF Financial Corp.....................................  97,666   1,242,312
   #TD Ameritrade Holding Corp............................. 109,241   2,005,665
    Teche Holding Co.......................................     824      27,077
   *Tejon Ranch Co.........................................   9,378     300,940
   *Tennessee Commerce Bancorp, Inc........................   5,387       8,080
    Territorial Bancorp, Inc...............................   7,334     153,134
   #Teton Advisors, Inc....................................      29         613
   *Texas Capital Bancshares, Inc..........................  23,436     640,506
    TF Financial Corp......................................   1,328      26,673
   *TFS Financial Corp..................................... 130,717   1,233,968
   *Thomas Properties Group, Inc...........................  31,662     102,902
   *TIB Financial Corp.....................................     222       2,886
   *Tidelands Bancshares, Inc..............................     957         194
   *Timberland Bancorp, Inc................................   1,600       8,944
   #Tompkins Financial Corp................................   6,764     273,266
    Torchmark Corp.........................................  55,564   2,244,230
    Tower Bancorp, Inc.....................................   7,030     186,225
   *Tower Financial Corp...................................     578       4,786
   #Tower Group, Inc.......................................  26,123     597,172
   #TowneBank..............................................  16,630     217,188
    Transatlantic Holdings, Inc............................  37,523   1,921,553
    Travelers Cos., Inc. (The)............................. 118,337   6,523,919
   *Tree.com, Inc..........................................   5,049      28,123
    TriCo Bancshares.......................................   9,492     140,671
    Trustco Bank Corp......................................  46,896     216,660
    Trustmark Corp.........................................  40,404     880,403
    U.S. Bancorp........................................... 434,986  11,335,735
    UMB Financial Corp.....................................  25,739   1,068,168
   #Umpqua Holdings Corp...................................  72,399     822,453
    Unico American Corp....................................     100       1,059
    Union Bankshares, Inc..................................     863      17,131
    Union First Market Bankshares Corp.....................  14,947     186,090

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
    United Bancshares, Inc. (909458101).................     1,036 $      9,769
   #United Bancshares, Inc. (909907107).................    25,785      615,230
   #United Community Bancorp............................       151          829
   *United Community Banks, Inc.........................     5,705       62,356
   *United Community Financial Corp.....................     4,832        5,412
    United Financial Bancorp, Inc.......................     9,656      150,537
    United Fire & Casualty Co...........................    21,736      372,772
   *United Security Bancshares..........................     4,112       12,911
    Unitrin, Inc........................................    38,111    1,073,587
   *Unity Bancorp, Inc..................................     3,873       26,027
    Universal Insurance Holdings, Inc...................    23,380       99,833
    Univest Corp. of Pennsylvania.......................     9,428      140,194
   #Unum Group..........................................   145,811    3,556,330
    Validus Holdings, Ltd...............................    63,494    1,688,305
   #Valley National Bancorp.............................   108,063    1,421,028
    ViewPoint Financial Group...........................    43,031      560,264
   *Virginia Commerce Bancorp, Inc......................    16,118      102,672
   *Virtus Investment Partners, Inc.....................     1,751      137,559
    VIST Financial Corp.................................     1,876       11,894
    VSB Bancorp, Inc....................................       169        1,962
   *Waccamaw Bankshares, Inc............................       550          380
    Waddell & Reed Financial, Inc.......................    21,438      786,775
    Washington Banking Co...............................     9,592      124,408
    Washington Federal, Inc.............................    69,650    1,177,782
    Washington Trust Bancorp, Inc.......................     9,983      227,413
   *Waterstone Financial, Inc...........................    11,672       29,413
    Wayne Savings Bancshares, Inc.......................       955        8,184
    Webster Financial Corp..............................    54,305    1,108,908
    Wells Fargo & Co.................................... 1,083,164   30,263,602
    WesBanco, Inc.......................................    16,839      346,041
    West Bancorporation, Inc............................     9,992       99,620
   *West Coast Bancorp..................................    11,746      191,225
    Westamerica Bancorporation..........................    13,374      627,642
   *Western Alliance Bancorp............................    51,335      360,885
    Westwood Holdings Group, Inc........................     2,296       86,513
    White Mountains Insurance Group, Ltd................     4,957    2,088,830
    White River Capital, Inc............................       986       18,852
   *Willis Group Holdings P.L.C.........................     6,162      252,272
   *Wilshire Bancorp, Inc...............................    16,613       54,823
   #Wintrust Financial Corp.............................    22,017      752,541
  #*World Acceptance Corp...............................     9,067      577,749
   #WR Berkley Corp.....................................    66,756    2,055,417
   *WSB Holdings, Inc...................................     1,227        3,454
    WVS Financial Corp..................................       803        7,841
    Xl Group P.L.C......................................   147,407    3,024,792
   *Yadkin Valley Financial Corp........................     6,276       11,673
    Zions Bancorporation................................   113,287    2,480,985
   *ZipRealty, Inc......................................    11,687       31,672
                                                                   ------------
Total Financials........................................            580,140,354
                                                                   ------------
Health Care -- (10.1%)
   *Abaxis, Inc.........................................     6,264      148,582
    Abbott Laboratories.................................   230,514   11,829,978
   *ABIOMED, Inc........................................    21,066      347,800
  #*Accretive Health, Inc...............................     7,929      238,187
   *Accuray, Inc........................................    37,893      261,462
   *Achillion Pharmaceuticals, Inc......................    12,188       90,313
   *Adcare Health Systems, Inc..........................     2,705       16,636
   *Addus HomeCare Corp.................................     5,033       29,342
   *ADVENTRX Pharmaceuticals, Inc.......................    13,311       39,267
    Aetna, Inc..........................................    88,007    3,651,410

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
   *Affymax, Inc...........................................  21,295 $   140,760
   *Affymetrix, Inc........................................  44,266     250,103
   *Agilent Technologies, Inc..............................  54,990   2,318,378
   *Air Methods Corp.......................................   6,500     455,650
   *Akorn, Inc.............................................   9,885      68,503
   *Albany Molecular Research, Inc.........................  15,746      75,266
  #*Alere, Inc.............................................  53,568   1,579,720
   *Alexion Pharmaceuticals, Inc...........................  33,182   1,884,738
  #*Alexza Pharmaceuticals, Inc............................  19,627      30,029
   *Align Technology, Inc..................................  39,284     863,855
   *Alkermes, Inc..........................................  41,565     716,581
    Allergan, Inc..........................................  57,362   4,664,104
   *Alliance HealthCare Services, Inc......................  29,438     106,271
   *Allied Healthcare International, Inc...................  23,994      91,657
   *Allied Healthcare Products, Inc........................   1,583       6,000
   *Allos Therapeutics, Inc................................  13,000      24,180
   *Allscripts Healthcare Solutions, Inc...................  97,027   1,761,040
   *Almost Family, Inc.....................................   5,361     135,472
   *Alnylam Pharmaceuticals, Inc...........................  12,264     115,036
   *Alphatec Holdings, Inc.................................  56,318     164,449
  #*AMAG Pharmaceuticals, Inc..............................  13,289     196,810
  #*Amedisys, Inc..........................................  17,883     462,454
   *American Dental Partners, Inc..........................   9,262     107,624
   *American Shared Hospital Services......................     797       2,511
   *AMERIGROUP Corp........................................  28,203   1,551,165
    AmerisourceBergen Corp.................................  68,769   2,634,540
   *Amgen, Inc............................................. 196,111  10,727,272
   *Amicus Therapeutics, Inc...............................   9,223      64,008
   *AMN Healthcare Services, Inc...........................  22,958     185,041
   *Amsurg Corp............................................  19,487     495,554
    Analogic Corp..........................................   7,914     425,694
   *AngioDynamics, Inc.....................................  15,205     210,285
   *Anika Therapeutics, Inc................................   8,090      52,019
   *Anthera Pharmaceuticals, Inc...........................  15,497     123,511
   *ARCA Biopharma, Inc....................................   2,610       3,811
   *Ardea Biosciences, Inc.................................   1,168      27,331
  #*Ariad Pharmaceuticals, Inc.............................  65,500     778,795
   *Arqule, Inc............................................  12,012      67,267
   *Array BioPharma, Inc...................................  15,525      32,913
    Arrhythmia Research Technology, Inc....................   1,150       4,933
   *ArthroCare Corp........................................  13,747     454,338
    Assisted Living Concepts, Inc..........................  12,672     198,570
   *athenahealth, Inc......................................   7,500     440,925
   *AtriCure, Inc..........................................   2,500      30,425
    Atrion Corp............................................   1,050     209,055
  #*AVANIR Pharmaceuticals, Inc............................   5,188      19,455
   *AVI BioPharma, Inc.....................................   1,252       1,840
    Bard (C.R.), Inc.......................................  15,562   1,535,658
    Baxter International, Inc..............................  79,066   4,599,269
    Becton Dickinson & Co..................................  33,905   2,834,797
  #*Bioanalytical Systems, Inc.............................     400         732
   *BioClinica, Inc........................................   8,468      39,630
   *BioCryst Pharmaceuticals, Inc..........................   9,125      31,025
   *Biogen Idec, Inc.......................................  36,650   3,733,535
  #*BioMarin Pharmaceutical, Inc...........................  53,176   1,660,686
   *BioMimetic Therapeutics, Inc...........................   4,613      17,806
   *Bio-Rad Laboratories, Inc. Class A.....................  14,380   1,567,420
   *Bio-Rad Laboratories, Inc. Class B.....................   1,304     142,632
  #*Bio-Reference Labs, Inc................................  13,600     271,184
   *BioScrip, Inc..........................................  33,128     237,859
   *BioSpecifics Technologies Corp.........................     900      19,719

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
  #*Boston Scientific Corp.................................. 688,024 $4,926,252
   *Bovie Medical Corp......................................   6,922     17,997
   #Bristol-Myers Squibb Co................................. 248,050  7,109,113
   *Brookdale Senior Living, Inc............................  60,701  1,298,394
   *Bruker BioSciences Corp.................................  35,328    608,348
  #*Cadence Pharmaceuticals, Inc............................     407      3,521
   *Caliper Life Sciences, Inc..............................  21,066    171,688
   *Cambrex Corp............................................  16,045     70,758
    Cantel Medical Corp.....................................  10,866    270,889
   *Capital Senior Living Corp..............................  16,509    145,114
   *Cardica, Inc............................................   1,700      5,168
    Cardinal Health, Inc....................................  91,267  3,993,844
   *CardioNet, Inc..........................................  12,882     64,925
   *Cardiovascular Systems, Inc.............................   3,600     53,820
   *CareFusion Corp......................................... 104,461  2,756,726
   *CAS Medical Systems, Inc................................   2,600      7,254
   *Catalyst Health Solutions, Inc..........................  21,450  1,405,618
   *Celgene Corp............................................  79,949  4,740,976
   *Celldex Therapeutics, Inc...............................  12,292     44,128
  #*Celsion Corp............................................   3,000     11,490
   *Centene Corp............................................  31,839  1,044,638
  #*Cephalon, Inc...........................................  32,059  2,562,796
  #*Cepheid, Inc............................................  13,244    500,093
  #*Cerner Corp.............................................  30,376  2,019,700
  #*Cerus Corp..............................................   7,947     22,013
   *Charles River Laboratories International, Inc...........  37,269  1,473,989
    Chemed Corp.............................................  10,700    650,667
   *Chindex International, Inc..............................   8,632     98,664
    Cigna Corp.............................................. 125,826  6,262,360
   *Codexis, Inc............................................   5,607     50,463
  #*Columbia Laboratories, Inc..............................   3,090      8,837
   *CombiMatrix Corp........................................   1,786      5,787
   *Community Health Systems, Inc...........................  55,305  1,429,081
    Computer Programs & Systems, Inc........................   2,569    188,565
  #*Conceptus, Inc..........................................  12,803    145,826
   *CONMED Corp.............................................  17,405    452,530
   *Conmed Healthcare Management, Inc.......................   2,385      9,039
   *Continucare Corp........................................  34,988    221,124
   #Cooper Cos., Inc........................................  29,885  2,285,904
   *Cornerstone Therapeutics, Inc...........................   1,213      9,170
   *Corvel Corp.............................................   4,785    220,828
  #*Covance, Inc............................................  28,584  1,636,434
   *Coventry Health Care, Inc...............................  73,701  2,358,432
    Covidien P.L.C..........................................  40,253  2,044,450
   *Cross Country Healthcare, Inc...........................  18,516    127,946
   *CryoLife, Inc...........................................  16,792     96,890
  #*Cubist Pharmaceuticals, Inc.............................  30,439  1,034,013
  #*Cumberland Pharmaceuticals, Inc.........................   8,555     52,699
  #*Curis, Inc..............................................     600      2,094
   *Cutera, Inc.............................................   7,525     61,028
   *Cyberonics, Inc.........................................  17,058    462,954
   *Cynosure, Inc. Class A..................................   5,283     68,732
   *Cytokinetics, Inc.......................................  14,824     18,678
  #*Cytori Therapeutics, Inc................................   6,303     27,292
   *DaVita, Inc.............................................  24,818  2,073,296
    Daxor Corp..............................................   2,013     20,271
  #*Dendreon Corp...........................................  26,183    966,153
    DENTSPLY International, Inc.............................  36,833  1,395,602
  #*DepoMed, Inc............................................  26,458    200,022
   *DexCom, Inc.............................................   5,535     78,486
   *Digirad Corp............................................   8,469     23,967

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
   *Durect Corp.............................................  18,393 $   37,890
   *DUSA Pharmaceuticals, Inc...............................   7,469     38,017
   *Dyax Corp...............................................  24,678     40,472
   *Dynacq Healthcare, Inc..................................   2,500      4,625
   *Edwards Lifesciences Corp...............................  31,200  2,226,120
    Eli Lilly & Co.......................................... 168,496  6,453,397
   *Emdeon, Inc. Class A....................................  56,724    879,222
   *Emergent Biosolutions, Inc..............................  21,192    437,615
  #*Emeritus Corp...........................................  17,037    334,777
   *Endo Pharmaceuticals Holdings, Inc......................  64,164  2,390,109
  .*Endo Pharmaceuticals Solutions..........................  24,105     26,515
   *Endologix, Inc..........................................   8,961     81,366
    Ensign Group, Inc.......................................  11,502    326,657
   *EnteroMedics, Inc.......................................     100        261
   *Enzo Biochem, Inc.......................................  20,625     79,200
  #*Enzon Pharmaceuticals, Inc..............................  34,329    333,678
   *eResearch Technology, Inc...............................  29,830    190,017
   *Exact Sciences Corp.....................................   1,550     13,237
   *Exactech, Inc...........................................   7,845    134,071
  #*Exelixis, Inc...........................................  33,038    254,393
   *Express Scripts, Inc....................................  93,072  5,050,087
   *Five Star Quality Care, Inc.............................  21,218    105,029
   *Forest Laboratories, Inc................................ 136,602  5,062,470
   *Furiex Pharmaceuticals, Inc.............................   5,713    108,318
   *Genomic Health, Inc.....................................   3,971    106,621
   *Gen-Probe, Inc..........................................  23,955  1,450,475
   *Gentiva Health Services, Inc............................  18,665    335,783
   *GenVec, Inc.............................................     183        533
  #*Geron Corp..............................................  28,511    109,767
   *Gilead Sciences, Inc.................................... 109,629  4,643,884
   *Greatbatch, Inc.........................................  14,600    363,832
   *GTx, Inc................................................   6,229     26,100
   *Haemonetics Corp........................................  11,329    742,049
  #*Halozyme Therapeutics, Inc..............................   7,821     54,278
   *Hanger Orthopedic Group, Inc............................  21,095    443,206
   *Harvard Bioscience, Inc.................................  17,901     90,579
   *Health Management Associates, Inc....................... 124,529  1,183,025
   *Health Net, Inc.........................................  58,034  1,631,916
   *HealthSouth Corp........................................  48,367  1,180,155
   *Healthspring, Inc.......................................  43,123  1,769,768
   *HealthStream, Inc.......................................  10,500    142,170
   *Healthways, Inc.........................................  21,425    319,875
   *Henry Schein, Inc.......................................  27,696  1,840,676
    Hill-Rom Holdings, Inc..................................  30,968  1,154,797
  #*Hi-Tech Pharmacal Co., Inc..............................   7,300    206,517
   *HMS Holdings Corp.......................................   6,071    458,968
   *Hologic, Inc............................................ 124,846  2,318,390
   *Hospira, Inc............................................  27,127  1,386,732
  #*Human Genome Sciences, Inc..............................  56,995  1,197,465
    Humana, Inc.............................................  90,102  6,719,807
  #*Icagen, Inc.............................................   2,960     17,790
   *ICU Medical, Inc........................................   8,610    365,753
  #*Idenix Pharmaceuticals, Inc.............................  25,986    173,586
   *Idera Pharmaceuticals, Inc..............................  12,837     25,161
  #*IDEXX Laboratories, Inc.................................  12,800  1,061,632
   *Illumina, Inc...........................................  22,178  1,385,016
   *Immucor, Inc............................................  32,275    855,287
   *ImmunoGen, Inc..........................................   2,932     39,670
  #*Immunomedics, Inc.......................................  17,369     70,866
   *Impax Laboratories, Inc.................................  31,869    674,985
  #*Incyte Corp.............................................  60,832  1,060,910

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
   *Infinity Pharmaceuticals, Inc..........................  11,703 $   105,327
  #*Insulet Corp...........................................   1,277      25,106
   *Integra LifeSciences Holdings Corp.....................  13,392     603,577
   *IntegraMed America, Inc................................   6,946      63,556
  #*InterMune, Inc.........................................  30,791   1,027,804
  #*Intuitive Surgical, Inc................................   5,640   2,259,102
    Invacare Corp..........................................  19,400     581,612
   *IPC The Hospitalist Co.................................   7,554     341,667
   *Iridex Corp............................................   4,016      16,144
   *IRIS International, Inc................................   8,978      92,833
   *ISTA Pharmaceuticals, Inc..............................  15,415      76,613
   *Jazz Pharmaceuticals, Inc..............................  20,975     848,858
    Johnson & Johnson...................................... 417,920  27,077,037
   *Kensey Nash Corp.......................................   4,821     126,310
   *Keryx Biopharmaceuticals, Inc..........................   1,443       6,364
    Kewaunee Scientific Corp...............................   1,352      13,358
   *Kindred Healthcare, Inc................................  32,837     618,649
   *Kinetic Concepts, Inc..................................  41,063   2,748,757
  #*K-V Pharmaceutical Co..................................  17,927      35,675
   *K-V Pharmaceutical Co. Class B.........................   3,153       6,590
   *Laboratory Corp. of America Holdings...................  23,347   2,118,974
    Landauer, Inc..........................................   2,484     140,222
   *Lannet Co., Inc........................................  15,354      72,931
   *LCA-Vision, Inc........................................   8,304      34,960
    LeMaitre Vascular, Inc.................................   6,340      41,971
   *LHC Group, Inc.........................................  11,200     255,136
   *Life Technologies Corp.................................  85,322   3,842,050
   *LifePoint Hospitals, Inc...............................  33,363   1,237,767
   #Lincare Holdings, Inc..................................  48,178   1,232,875
   *Luminex Corp...........................................  12,520     254,782
   *Luna Innovations, Inc..................................      90         187
   *Magellan Health Services, Inc..........................  20,323   1,058,828
  #*MannKind Corp..........................................  12,777      42,420
   *Marina Biotech, Inc....................................     250          52
    Masimo Corp............................................  10,265     285,162
   *Maxygen, Inc...........................................  18,827     102,231
    McKesson Corp..........................................  55,495   4,501,754
   *MedAssets, Inc.........................................  25,414     321,995
   *MedCath Corp...........................................  11,680     153,242
   *Medco Health Solutions, Inc............................  59,160   3,719,981
   *Medical Action Industries, Inc.........................  11,743      89,482
   *Medicines Co. (The)....................................  26,500     396,970
  #*MediciNova, Inc........................................   1,257       3,394
    Medicis Pharmaceutical Corp. Class A...................  34,660   1,288,659
   *Medidata Solutions, Inc................................   4,898     100,066
   *Medivation, Inc........................................     888      18,843
   *Mednax, Inc............................................  27,241   1,856,747
   *MedQuist Holdings, Inc.................................  14,896     199,457
    MEDTOX Scientific, Inc.................................   4,380      68,372
    Medtronic, Inc......................................... 140,136   5,051,903
    Merck & Co., Inc....................................... 670,899  22,897,783
   *Merge Healthcare, Inc..................................  18,479      93,873
   #Meridian Bioscience, Inc...............................   8,253     178,265
   *Merit Medical Systems, Inc.............................  21,465     336,357
   *Metropolitan Health Networks, Inc......................  19,371     109,640
   *Mettler Toledo International, Inc......................   7,700   1,192,037
   *Micromet, Inc..........................................   3,446      19,504
   *Misonix, Inc...........................................   2,220       5,306
   *Molina Healthcare, Inc.................................  28,928     655,219
   *Momenta Pharmaceuticals, Inc...........................  20,003     353,253
   *MWI Veterinary Supply, Inc.............................   4,218     375,655

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Health Care -- (Continued)
   *Mylan, Inc...........................................   131,697 $ 3,000,058
   *Myrexis, Inc.........................................    11,910      40,375
   *Myriad Genetics, Inc.................................    45,352     964,637
   *Nabi Biopharmaceuticals..............................    18,444      36,335
   *Nanosphere, Inc......................................    13,230      27,254
    National Healthcare Corp.............................     8,724     415,001
    National Research Corp...............................     3,372     122,842
   *Natus Medical, Inc...................................    23,897     275,532
   *Neogen Corp..........................................     8,802     364,051
  #*Neuralstem, Inc......................................    11,052      12,599
   *Neurocrine Biosciences, Inc..........................     9,250      71,502
  #*NeurogesX, Inc.......................................     2,593       6,197
   *Neurometrix, Inc.....................................     2,390       1,052
   *Novavax, Inc.........................................    11,711      21,900
   *NPS Pharmaceuticals, Inc.............................     9,274      89,587
  #*NuVasive, Inc........................................    20,056     574,003
   *NxStage Medical, Inc.................................     8,604     158,314
   *Obagi Medical Products, Inc..........................    10,400     107,848
   #Omnicare, Inc........................................    73,736   2,248,948
   *Omnicell, Inc........................................    20,125     344,339
  #*OncoGenex Pharmaceutical, Inc........................     1,100      15,906
  #*Oncothyreon, Inc.....................................     5,600      44,856
   *Onyx Pharmaceuticals, Inc............................    30,816   1,016,312
  #*Optimer Pharmaceuticals, Inc.........................    19,638     207,770
   *OraSure Technologies, Inc............................    21,612     198,830
   *Orchid Cellmark, Inc.................................     4,503      12,383
  #*Orexigen Therapeutics, Inc...........................    10,371      17,112
   *Orthofix International N.V...........................    10,589     447,173
  #*Osiris Therapeutics, Inc.............................     9,046      64,679
    Owens & Minor, Inc...................................    31,625     964,562
   *Pain Therapeutics, Inc...............................    19,386      93,441
   *Palomar Medical Technologies, Inc....................    11,643     115,499
   *Par Pharmaceutical Cos., Inc.........................    21,351     691,559
   *Parexel International Corp...........................    27,727     569,235
    Patterson Cos., Inc..................................    50,358   1,553,041
   *PDI, Inc.............................................     7,036      52,559
   #PDL BioPharma, Inc...................................    70,467     436,191
    PerkinElmer, Inc.....................................    71,766   1,755,396
   *Pernix Therapeutics Holdings, Inc....................     2,907      25,262
   #Perrigo Co...........................................    20,477   1,849,278
    Pfizer, Inc.......................................... 1,749,123  33,653,127
    Pharmaceutical Products Development Service, Inc.....    54,479   1,570,630
   *Pharmasset, Inc......................................     6,700     813,246
   *PharMerica Corp......................................    17,997     229,822
   *PHC, Inc.............................................     6,670      18,676
   *PhotoMedex, Inc......................................     1,187      16,226
  #*Poniard Pharmaceuticals, Inc.........................     3,000         685
   *Pozen, Inc...........................................     6,698      29,806
   *Progenics Pharmaceuticals, Inc.......................    14,406      78,657
   *ProPhase Labs, Inc...................................     3,827       3,368
   *Providence Service Corp..............................     5,946      70,460
   *pSivida Corp.........................................     7,561      35,612
  #*PSS World Medical, Inc...............................    27,951     668,867
    Psychemedics Corp....................................       400       3,432
   #Quality Systems, Inc.................................     6,380     582,877
    Quest Diagnostics, Inc...............................    51,406   2,776,438
   *Questcor Pharmaceuticals, Inc........................    23,345     724,862
  #*Quidel Corp..........................................    14,116     211,175
   *RadNet, Inc..........................................    11,275      42,281
  #*Raptor Pharmaceutical Corp...........................       152         857
   *Regeneration Technologies, Inc.......................    30,847     101,487

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
   *Regeneron Pharmaceuticals, Inc.........................  26,202 $ 1,390,278
   *Repligen Corp..........................................  16,936      59,784
  #*ResMed, Inc............................................  38,200   1,157,078
   *Retractable Technologies, Inc..........................   2,700       3,429
   *Rigel Pharmaceuticals, Inc.............................  34,575     300,457
   *Rochester Medical Corp.................................   6,888      61,716
   *Rockwell Medical Technologies, Inc.....................   4,006      42,904
  #*Salix Pharmaceuticals, Ltd.............................  12,500     484,750
  #*Sangamo BioSciences, Inc...............................   7,410      40,162
   *Santarus, Inc..........................................  24,599      80,193
   *SciClone Pharmaceuticals, Inc..........................  29,408     188,799
   *Seattle Genetics, Inc..................................  24,300     413,829
   *Select Medical Holdings Corp...........................  95,916     752,941
  #*SeraCare Life Sciences, Inc............................     259         982
   *Sirona Dental Systems, Inc.............................  27,016   1,366,469
   *Skilled Healthcare Group, Inc..........................  12,856     113,133
   *Solta Medical, Inc.....................................  34,785      84,875
  #*Somaxon Pharmaceuticals, Inc...........................   2,500       3,800
   *SonoSite, Inc..........................................   7,900     258,014
    Span-American Medical System, Inc......................   1,628      25,136
   *Spectranetics Corp.....................................  16,764     116,175
  #*Spectrum Pharmaceuticals, Inc..........................  21,513     228,038
   *SRI/Surgical Express, Inc..............................   3,432      14,655
    St. Jude Medical, Inc..................................  52,913   2,460,454
   *Staar Surgical Co......................................   7,839      35,667
  #*Stereotaxis, Inc.......................................  18,999      61,747
    Steris Corp............................................  28,682   1,003,583
   *Strategic Diagnostics, Inc.............................   6,364      13,683
    Stryker Corp...........................................  47,259   2,568,054
   *Sucampo Pharmaceuticals, Inc...........................   7,466      30,013
   *Sun Healthcare Group, Inc..............................  13,160      92,120
   *SunLink Health Systems, Inc............................   2,605       5,470
  #*Sunrise Senior Living, Inc.............................  29,738     262,289
   *SuperGen, Inc..........................................  31,120      95,227
   *SurModics, Inc.........................................  10,341     113,751
   *Symmetry Medical, Inc..................................  21,980     211,667
   *Synovis Life Technologies, Inc.........................   6,641     110,705
   *Synta Pharmaceuticals Corp.............................   5,730      26,759
   *Targacept, Inc.........................................   2,260      46,194
   *Team Health Holdings, Inc..............................  31,946     703,131
    Techne Corp............................................  12,440     942,828
    Teleflex, Inc..........................................  25,081   1,510,629
  #*Tenet Healthcare Corp.................................. 301,588   1,676,829
   *Theragenics Corp.......................................   4,600       7,866
  #*Theravance, Inc........................................  33,075     707,144
   *Thermo Fisher Scientific, Inc..........................  84,780   5,094,430
   *Thoratec Corp..........................................  28,087     946,251
   *TranS1, Inc............................................  10,222      47,226
   *Transcend Services, Inc................................   5,075     147,480
   *Transcept Pharmaceuticals, Inc.........................   8,566      34,778
   *Trimeris, Inc..........................................   9,989      23,574
   *Triple-S Management Corp...............................  12,373     266,886
    U.S. Physical Therapy, Inc.............................   5,900     142,072
   *United Therapeutics Corp...............................  28,378   1,628,330
    UnitedHealth Group, Inc................................ 235,483  11,687,021
   *Universal American Corp................................  49,134     467,264
    Universal Health Services, Inc.........................  52,110   2,586,740
   *Urologix, Inc..........................................     800         784
   *Uroplasty, Inc.........................................   2,100      14,301
    Utah Medical Products, Inc.............................   2,094      52,874
  #*Varian Medical Systems, Inc............................  21,177   1,329,069

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
   *Vascular Solutions, Inc...............................   8,500 $    111,010
  #*VCA Antech, Inc.......................................  54,616    1,067,197
   *Vertex Pharmaceuticals, Inc...........................  37,097    1,923,850
  #*Vical, Inc............................................  37,310      179,461
   *Viropharma, Inc.......................................  48,011      868,039
   *Warner Chilcott P.L.C.................................  39,600      832,392
   *Waters Corp...........................................  16,500    1,450,185
   *Watson Pharmaceuticals, Inc...........................  72,376    4,858,601
   *WellCare Health Plans, Inc............................  25,906    1,135,978
    WellPoint, Inc........................................  84,179    5,686,291
   #West Pharmaceutical Services, Inc.....................  19,026      834,671
   *Wright Medical Group, Inc.............................  24,035      375,907
  #*XenoPort, Inc.........................................  13,104       92,907
    Young Innovations, Inc................................   4,921      142,611
  #*Zalicus, Inc..........................................  45,036      103,583
   *Zimmer Holdings, Inc..................................  87,588    5,257,032
   *Zoll Medical Corp.....................................  10,200      710,532
                                                                   ------------
Total Health Care.........................................          410,639,957
                                                                   ------------
Industrials -- (11.7%)
  #*3D Systems Corp.......................................  19,242      411,971
    3M Co................................................. 103,194    8,992,325
   #A.O. Smith Corp.......................................  23,611      979,148
   *A.T. Cross Co.........................................   3,732       55,122
  #*A123 Systems, Inc.....................................  13,698       70,271
   #AAON, Inc.............................................  12,877      292,050
    AAR Corp..............................................  24,174      709,265
    ABM Industries, Inc...................................  33,448      752,580
   *Acacia Technologies Group.............................  20,276      870,246
   *ACCO Brands Corp......................................  26,346      225,785
   #Aceto Corp............................................  15,223       92,860
   *Active Power, Inc.....................................   1,800        3,042
    Actuant Corp. Class A.................................  43,600    1,077,356
    Acuity Brands, Inc....................................  21,855    1,064,120
   *Advisory Board Co. (The)..............................   4,600      246,284
   *Aecom Technology Corp.................................  72,169    1,785,461
   *AeroCentury Corp......................................     982       12,707
   *Aerosonic Corp........................................     400        1,340
  #*Aerovironment, Inc....................................  11,074      319,263
   *AGCO Corp.............................................  44,942    2,131,150
   *Air Transport Services Group, Inc.....................  40,249      200,440
    Aircastle, Ltd........................................  39,578      453,168
    Alamo Group, Inc......................................   7,414      177,269
   *Alaska Air Group, Inc.................................  22,747    1,390,297
    Albany International Corp.............................  17,018      452,168
    Alexander & Baldwin, Inc..............................  25,651    1,236,635
   *Allegiant Travel Co...................................   8,610      370,488
    Alliant Techsystems, Inc..............................  19,050    1,242,631
   *Allied Defense Group, Inc.............................   3,200       10,720
   *Allied Motion Technologies, Inc.......................   3,616       18,984
   *Altra Holdings, Inc...................................  13,756      305,933
   *Amerco, Inc...........................................  12,223    1,101,781
   *American Railcar Industries, Inc......................  15,717      367,621
   *American Reprographics Co.............................  27,881      190,427
    American Science & Engineering, Inc...................   4,359      353,646
    American Woodmark Corp................................   8,674      144,162
    Ameron International Corp.............................   5,756      489,778
    Ametek, Inc...........................................  28,123    1,195,227
    Ampco-Pittsburgh Corp.................................   6,065      157,993
   *AMREP Corp............................................   2,800       24,696
   *APAC Customer Services, Inc...........................  25,192      211,865

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
    Apogee Enterprises, Inc.................................  17,320 $  198,314
   *Applied Energetics, Inc.................................   4,327      1,074
    Applied Industrial Technologies, Inc....................  26,691    851,977
   *Argan, Inc..............................................   8,159     84,609
    Arkansas Best Corp......................................  15,476    372,353
   *Armstrong World Industries, Inc.........................  27,955  1,104,222
   *Arotech Corp............................................     901      1,658
  #*Ascent Solar Technologies, Inc..........................  17,617     16,031
   *Astec Industries, Inc...................................  14,229    533,872
   *Astronics Corp..........................................   5,176    165,063
   *Astronics Corp. Class B.................................     221      6,970
   *Atlas Air Worldwide Holdings, Inc.......................  16,578    868,521
   *Avalon Holding Corp. Class A............................     500      1,325
    Avery Dennison Corp.....................................  36,256  1,143,877
  #*Avis Budget Group, Inc..................................  66,318  1,002,065
    AZZ, Inc................................................   7,733    386,882
   *Babcock & Wilcox Co. (The)..............................  58,466  1,460,481
   #Badger Meter, Inc.......................................   6,988    254,992
   *Baldwin Technology Co. Class A..........................   2,697      2,967
    Barnes Group, Inc.......................................  34,335    836,057
    Barrett Business Services, Inc..........................   5,353     79,867
   *BE Aerospace, Inc.......................................  54,163  2,155,687
   *Beacon Roofing Supply, Inc..............................  29,041    620,897
    Belden, Inc.............................................  22,669    835,353
   *Blount International, Inc...............................  17,883    297,394
   *BlueLinx Holdings, Inc..................................  19,016     42,786
    Boeing Co. (The)........................................ 102,765  7,241,850
    Brady Co. Class A.......................................  31,074    919,790
   *Breeze-Eastern Corp.....................................   4,665     51,781
    Briggs & Stratton Corp..................................  31,838    545,703
   #Brink's Co. (The).......................................  21,130    630,519
   *Broadwind Energy, Inc...................................   4,883      6,446
   *Builders FirstSource, Inc...............................  59,666    137,232
    C.H. Robinson Worldwide, Inc............................  24,642  1,781,863
   *CAI International, Inc..................................  12,102    212,390
    Carlisle Cos., Inc......................................  37,359  1,615,030
    Cascade Corp............................................   6,927    346,281
   *Casella Waste Systems, Inc..............................  10,926     68,725
    Caterpillar, Inc........................................  96,176  9,501,227
  #*CBIZ, Inc...............................................  35,174    262,398
    CDI Corp................................................  11,122    144,141
   *CECO Environmental Corp.................................   6,201     46,880
   *Celadon Group, Inc......................................  14,166    193,791
   *Cenveo, Inc.............................................  15,862     91,841
   *Ceradyne, Inc...........................................  15,730    509,809
   *Champion Industries, Inc................................   2,518      3,248
   *Chart Industries, Inc...................................  16,088    853,629
    Chase Corp..............................................   5,531     77,545
    Chicago Rivet & Machine Co..............................     374      6,283
   #Cintas Corp.............................................  68,644  2,234,362
    CIRCOR International, Inc...............................  10,472    452,914
    CLAROC, Inc.............................................  24,352  1,072,949
   *Clean Harbors, Inc......................................  27,310  1,440,602
   *CNH Global N.V..........................................  47,465  1,810,315
   *Coleman Cable, Inc......................................   5,248     69,169
   *Colfax Corp.............................................  21,394    579,136
   *Columbus McKinnon Corp..................................  10,900    179,305
   *Comarco, Inc............................................   2,982        999
    Comfort Systems USA, Inc................................  23,698    247,407
   *Command Security Corp...................................   4,000      6,200
   *Commercial Vehicle Group, Inc...........................  13,700    145,220

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
    CompX International, Inc................................   1,315 $   17,884
   *Consolidated Graphics, Inc..............................   6,900    355,971
    Con-way, Inc............................................  32,531  1,191,285
    Cooper Industries P.L.C.................................  31,541  1,649,910
   *Copart, Inc.............................................  38,227  1,660,963
    Corporate Executive Board Co............................   9,507    386,460
   *Corrections Corp. of America............................  67,101  1,439,987
  #*CoStar Group, Inc.......................................   8,170    480,069
    Courier Corp............................................   8,675     83,367
    Covanta Holding Corp....................................  92,830  1,604,102
   *Covenant Transportation Group, Inc......................   6,622     38,871
   *CPI Aerostructures, Inc.................................   3,016     42,556
   *CRA International, Inc..................................   6,801    182,811
    Crane Co................................................  29,107  1,348,236
    CSX Corp................................................ 255,891  6,287,242
    Cubic Corp..............................................  12,941    628,156
    Cummins, Inc............................................  47,805  5,013,788
    Curtiss-Wright Corp.....................................  29,302    936,492
    Danaher Corp............................................  82,224  4,038,021
    Deere & Co..............................................  61,664  4,841,241
   *Delta Air Lines, Inc.................................... 118,711    936,630
    Deluxe Corp.............................................  25,888    609,404
   *DigitalGlobe, Inc.......................................  20,825    543,949
   *Dollar Thrifty Automotive Group, Inc....................  13,777    992,495
    Donaldson Co., Inc......................................  15,738    871,570
    Douglas Dynamics, Inc...................................  12,289    186,670
    Dover Corp..............................................  30,934  1,870,579
    Ducommun, Inc...........................................   5,871    129,162
    Dun & Bradstreet Corp. (The)............................  24,663  1,789,301
   *DXP Enterprises, Inc....................................   6,778    184,294
   *Dycom Industries, Inc...................................  21,210    361,418
    Dynamic Materials Corp..................................   8,093    171,572
  #*Eagle Bulk Shipping, Inc................................  35,436     83,629
    Eastern Co..............................................   2,746     49,263
    Eaton Corp..............................................  88,566  4,246,740
    Ecology & Environment, Inc. Class A.....................   1,544     26,418
   *EMCOR Group, Inc........................................  42,231  1,179,090
    Emerson Electric Co..................................... 115,500  5,669,895
    Encore Wire Corp........................................  13,883    305,565
  #*Ener1, Inc..............................................  34,762     29,895
  #*Energy Conversion Devices, Inc..........................  28,364     29,782
  #*Energy Recovery, Inc....................................  24,244     74,429
    EnergySolutions, Inc....................................  55,512    280,891
  #*EnerNOC, Inc............................................  11,348    189,966
   *EnerSys.................................................  31,531  1,008,361
    Ennis, Inc..............................................  16,398    287,621
   *EnPro Industries, Inc...................................  13,033    602,646
   *Environmental Tectonics Corp............................     871      2,025
    Equifax, Inc............................................  67,852  2,331,395
    ESCO Technologies, Inc..................................  16,812    583,040
    Espey Manufacturing & Electronics Corp..................   1,389     34,878
   *Esterline Technologies Corp.............................  19,365  1,478,905
  #*Excel Maritime Carriers, Ltd............................  46,953    121,139
    Expeditors International of Washington, Inc.............  43,718  2,086,223
   *Exponent, Inc...........................................   7,134    298,273
   *Express-1 Expedited Solutions, Inc......................  13,799     53,816
   #Fastenal Co.............................................  60,764  2,044,709
    Federal Signal Corp.....................................  36,621    211,669
   #FedEx Corp..............................................  64,168  5,574,916
   *Flanders Corp...........................................  13,504     44,563
   *Flow International Corp.................................  27,326     93,182

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
    Flowserve Corp.......................................    11,219 $ 1,114,944
    Fluor Corp...........................................    46,708   2,967,359
   #Forward Air Corp.....................................    15,090     470,204
   *Franklin Covey Co....................................     9,828     110,074
    Franklin Electric Co., Inc...........................    11,300     493,245
   *Freightcar America, Inc..............................     7,528     185,791
   *Frozen Food Express Industries.......................     7,185      26,584
  #*FTI Consulting, Inc..................................    26,765     971,302
   *Fuel Tech, Inc.......................................    13,999      89,034
   *Furmanite Corp.......................................    19,194     150,481
    G & K Services, Inc. Class A.........................    11,479     391,090
    Gardner Denver Machinery, Inc........................    26,090   2,225,216
   #GATX Corp............................................    29,331   1,156,521
  #*Genco Shipping & Trading, Ltd........................    13,800      86,388
   *Gencor Industries, Inc...............................     2,365      18,305
   *GenCorp, Inc.........................................    29,869     169,059
   *Generac Holdings, Inc................................    21,907     406,375
   *General Cable Corp...................................    32,468   1,291,252
    General Dynamics Corp................................    72,300   4,926,522
    General Electric Co.................................. 2,345,061  42,000,042
   *Genesee & Wyoming, Inc...............................    24,245   1,334,445
   *GEO Group, Inc. (The)................................    40,986     852,509
   *GeoEye, Inc..........................................    11,725     468,531
   *Gibraltar Industries, Inc............................    18,423     189,388
   *Global Power Equipment Group, Inc....................    10,017     260,141
    Goodrich Corp........................................    36,730   3,494,492
    Gorman-Rupp Co. (The)................................    10,460     340,787
   *GP Strategies Corp...................................    11,863     153,626
    Graco, Inc...........................................    12,600     553,518
   *Graftech International, Ltd..........................    72,100   1,388,646
    Graham Corp..........................................     5,039      99,168
   #Granite Construction, Inc............................    24,372     569,817
    Great Lakes Dredge & Dock Corp.......................    36,651     218,073
  #*Greenbrier Cos., Inc.................................    15,394     309,727
   *Griffon Corp.........................................    35,418     334,700
   *H&E Equipment Services, Inc..........................    22,101     265,212
    Hardinge, Inc........................................     6,930      75,883
    Harsco Corp..........................................    50,640   1,388,042
   *Hawaiian Holdings, Inc...............................    28,404     133,499
    Healthcare Services Group, Inc.......................    15,581     244,466
    Heartland Express, Inc...............................    45,371     695,084
   #HEICO Corp...........................................     8,687     453,983
    HEICO Corp. Class A..................................    13,940     515,780
    Heidrick & Struggles International, Inc..............     9,897     263,260
   *Heritage-Crystal Clean, Inc..........................     4,417      88,517
    Herman Miller, Inc...................................    15,000     345,150
   *Hertz Global Holdings, Inc...........................   198,557   2,793,697
   *Hexcel Corp..........................................    47,300   1,132,362
   *Hill International, Inc..............................    23,980     128,773
   #HNI Corp.............................................    21,297     445,320
  #*Hoku Corp............................................    23,682      35,049
    Honeywell International, Inc.........................   116,927   6,208,824
   #Horizon Lines, Inc...................................    24,400      25,620
    Houston Wire & Cable Co..............................     8,071     128,410
   *Hub Group, Inc. Class A..............................    18,590     659,573
    Hubbell, Inc. Class A................................     3,372     182,762
    Hubbell, Inc. Class B................................    25,725   1,529,866
   *Hudson Highland Group, Inc...........................    17,548     105,113
  #*Huntington Ingalls Industries, Inc...................     9,613     321,843
   *Hurco Cos., Inc......................................     3,916     115,209
  #*Huron Consulting Group, Inc..........................    13,688     443,081

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
  #*Huttig Building Products, Inc...........................   2,588 $    1,812
   *ICF International, Inc..................................  12,175    284,408
    IDEX Corp...............................................  40,383  1,675,087
   *IHS, Inc................................................  11,013    811,548
   *II-VI, Inc..............................................  31,496    788,345
    Illinois Tool Works, Inc................................  85,677  4,266,715
    Ingersoll-Rand P.L.C....................................  72,320  2,706,214
  #*InnerWorkings, Inc......................................  23,349    171,148
   *Innotrac Corp...........................................   1,251      1,726
   *Innovative Solutions & Support, Inc.....................  10,181     54,468
   *Insituform Technologies, Inc............................  23,800    477,190
    Insperity, Inc..........................................  13,460    393,301
    Insteel Industries, Inc.................................  10,991    125,957
   *Integrated Electrical Services, Inc.....................   5,398     17,867
    Interface, Inc. Class A.................................  23,956    383,775
   *Interline Brands, Inc...................................  19,745    330,334
    International Shipholding Corp..........................   3,805     78,345
    Intersections, Inc......................................  10,675    207,308
   #Iron Mountain, Inc......................................  67,554  2,136,733
   #ITT Industries, Inc.....................................  83,960  4,478,426
    J.B. Hunt Transport Services, Inc.......................  24,761  1,120,188
   *Jacobs Engineering Group, Inc...........................  59,964  2,346,991
  #*JetBlue Airways Corp.................................... 179,733    860,921
    John Bean Technologies Corp.............................   8,480    149,757
    Joy Global, Inc.........................................  22,402  2,103,996
   *Kadant, Inc.............................................   7,600    199,956
    Kaman Corp. Class A.....................................  13,495    480,692
   *Kansas City Southern....................................  51,935  3,082,342
   *KAR Auction Services, Inc...............................  39,251    697,883
    Kaydon Corp.............................................  20,532    731,966
    KBR, Inc................................................  68,523  2,442,845
   *Kelly Services, Inc. Class A............................  20,400    319,260
   *Kelly Services, Inc. Class B............................     319      4,968
    Kennametal, Inc.........................................  50,492  1,990,900
   *Key Technology, Inc.....................................   3,418     55,508
   *Kforce, Inc.............................................  20,827    286,996
    Kimball International, Inc. Class B.....................  16,629     99,774
  #*Kirby Corp..............................................  33,086  1,929,576
   #Knight Transportation, Inc..............................  50,131    789,062
    Knoll, Inc..............................................  18,111    330,526
   *Korn/Ferry International................................  29,089    626,577
   *Kratos Defense & Security Solutions, Inc................  20,642    224,375
    L.S. Starrett Co. Class A...............................   2,921     37,067
    L-3 Communications Holdings, Inc........................  48,016  3,799,026
    Landstar System, Inc....................................  10,829    485,681
    Lawson Products, Inc....................................   4,943     92,286
   *Layne Christensen Co....................................  12,254    359,165
    LB Foster Co. Class A...................................   6,525    226,744
   #Lennox International, Inc...............................  26,175    967,951
    Lincoln Electric Holdings, Inc..........................  44,720  1,530,318
   #Lindsay Corp............................................   5,915    374,419
   *LMI Aerospace, Inc......................................   7,400    170,126
   #Lockheed Martin Corp....................................  49,759  3,768,249
    LSI Industries, Inc.....................................  17,359    144,427
   *Lydall, Inc.............................................  10,295    124,364
   *M&F Worldwide Corp......................................   9,429    236,291
   *Magnetek, Inc...........................................   3,280      5,904
   *Manitex International, Inc..............................   2,000     10,000
   #Manitowoc Co., Inc. (The)...............................  64,566    903,278
    Manpower, Inc...........................................  54,872  2,772,133
    Marten Transport, Ltd...................................  13,633    280,431

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
   #Masco Corp.............................................. 153,400 $1,618,370
   *MasTec, Inc.............................................  48,538  1,013,473
    McGrath Rentcorp........................................  15,258    397,166
   *Meritor, Inc............................................  37,549    506,911
   *Metalico, Inc...........................................  29,181    159,912
    Met-Pro Corp............................................   8,586     90,496
   *MFRI, Inc...............................................   2,934     27,228
   *Michael Baker Corp......................................   4,935    102,944
  #*Microvision, Inc........................................  15,000     16,350
   *Middleby Corp...........................................   9,545    806,362
    Miller Industries, Inc..................................   7,417    121,490
    Mine Safety Appliances Co...............................  18,120    618,254
   *Mistras Group, Inc......................................  13,620    232,357
   *Mobile Mini, Inc........................................  28,190    595,091
   *Moog, Inc...............................................  26,899  1,101,514
   *Moog, Inc. Class B......................................   2,596    106,436
    MSC Industrial Direct Co., Inc. Class A.................  21,706  1,340,997
    Mueller Industries, Inc.................................  24,062    903,047
    Mueller Water Products, Inc.............................  97,091    317,488
    Multi-Color Corp........................................   8,319    224,031
   *MYR Group, Inc..........................................  12,100    293,909
    NACCO Industries, Inc. Class A..........................   4,175    379,424
    National Presto Industries, Inc.........................   4,077    414,794
    National Technical Systems, Inc.........................   4,603     27,756
  #*Navigant Consulting, Inc................................  30,365    357,396
   *Navistar International Corp.............................  35,661  1,829,766
  #*NIVS IntelliMedia Technology Group, Inc.................  22,757      7,282
   *NN, Inc.................................................   8,625    101,602
   #Nordson Corp............................................  18,500    944,055
    Norfolk Southern Corp...................................  80,872  6,122,010
    Northrop Grumman Corp...................................  59,982  3,629,511
   *Northwest Pipe Co.......................................   5,531    166,207
   *Ocean Power Technologies, Inc...........................   4,115     13,538
   *Old Dominion Freight Line, Inc..........................  29,075  1,077,229
   *Omega Flex, Inc.........................................   3,648     47,315
   *On Assignment, Inc......................................  23,207    236,711
   *Orbital Sciences Corp...................................  36,894    639,004
   *Orion Energy Systems, Inc...............................  12,225     44,866
   *Orion Marine Group, Inc.................................   6,200     53,878
   *Oshkosh Corp............................................  57,134  1,418,066
   *Owens Corning, Inc......................................  81,052  2,883,830
   *P.A.M. Transportation Services, Inc.....................   4,393     42,612
    PACCAR, Inc.............................................  49,278  2,109,591
  #*Pacer International, Inc................................  14,574     77,825
    Pall Corp...............................................  22,410  1,111,088
    Parker Hannifin Corp....................................  36,922  2,917,576
   *Park-Ohio Holdings Corp.................................   6,029    114,611
   *Patrick Industries, Inc.................................   1,703      3,423
   *Patriot Transportation Holding, Inc.....................   4,322    100,141
    Pentair, Inc............................................  61,639  2,268,932
   *PGT, Inc................................................  22,897     42,588
   *Pike Electric Corp......................................  19,902    174,939
   *Pinnacle Airlines Corp..................................   9,721     38,787
   #Pitney Bowes, Inc.......................................  41,953    904,087
  #*Plug Power, Inc.........................................     784      1,842
  #*PMFG, Inc...............................................   6,527    122,512
   *Polypore International, Inc.............................  21,441  1,457,988
   *Powell Industries, Inc..................................   7,371    284,078
   *PowerSecure International, Inc..........................  13,370     91,584
    Precision Castparts Corp................................  22,900  3,695,602
    Preformed Line Products Co..............................   3,436    214,269

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
    Primoris Services Corp..................................  24,897 $  303,743
    Providence & Worcester Railroad Co......................   1,227     17,117
   *Quad Graphics, Inc......................................   2,515     84,655
   *Quality Distribution, Inc...............................  14,874    171,051
    Quanex Building Products Corp...........................  23,112    362,165
   *Quanta Services, Inc.................................... 130,663  2,419,879
   #R. R. Donnelley & Sons Co............................... 132,040  2,483,672
   *RailAmerica, Inc........................................  33,146    493,212
    Raven Industries, Inc...................................   6,913    365,214
    Raytheon Co.............................................  82,152  3,674,659
   *RBC Bearings, Inc.......................................   9,918    376,586
   *RCM Technologies, Inc...................................   7,192     39,772
   *Real Goods Solar, Inc...................................   5,479     14,026
   #Regal-Beloit Corp.......................................  24,486  1,484,586
  #*Republic Airways Holdings, Inc..........................  28,149    121,885
    Republic Services, Inc.................................. 181,017  5,254,924
    Resources Connection, Inc...............................  29,431    383,192
   *Roadrunner Transportation Systems, Inc..................   4,448     68,633
    Robbins & Myers, Inc....................................  28,005  1,350,961
    Robert Half International, Inc..........................  70,559  1,931,905
    Rockwell Automation, Inc................................  29,739  2,134,071
    Rockwell Collins, Inc...................................  31,753  1,749,273
    Rollins, Inc............................................  33,984    648,755
   #Roper Industries, Inc...................................  28,888  2,358,127
   *RSC Holdings, Inc.......................................  38,466    459,284
   *Rush Enterprises, Inc. Class A..........................  17,100    341,829
   *Rush Enterprises, Inc. Class B..........................   2,881     48,257
    Ryder System, Inc.......................................  32,271  1,817,503
   *Saia, Inc...............................................  10,075    151,830
   *Sauer-Danfoss, Inc......................................  19,841    942,448
    Schawk, Inc.............................................  15,275    241,192
   *School Specialty, Inc...................................  11,832    142,221
    Seaboard Corp...........................................     540  1,412,100
    Servidyne, Inc..........................................     115        397
    Servotronics, Inc.......................................     389      3,439
   *SFN Group, Inc..........................................  32,050    446,136
   *Shaw Group, Inc.........................................  50,658  1,311,029
    SIFCO Industries, Inc...................................   3,151     57,506
    Simpson Manufacturing Co., Inc..........................  31,603    894,365
    SkyWest, Inc............................................  44,565    573,106
   *SL Industries, Inc......................................   4,724    115,077
    Snap-on, Inc............................................  36,051  2,049,860
    Southwest Airlines Co................................... 343,884  3,425,085
   *Sparton Corp............................................   6,370     58,795
   *Spirit Aerosystems Holdings, Inc........................  72,571  1,486,980
    SPX Corp................................................  32,455  2,441,914
   *Standard Parking Corp...................................   6,550    108,992
   #Standard Register Co....................................  12,794     38,382
    Standex International Corp..............................   7,814    251,533
    Stanley Black & Decker, Inc.............................  80,220  5,276,069
    Steelcase, Inc. Class A.................................  55,412    550,241
  #*Stericycle, Inc.........................................  17,676  1,451,553
   *Sterling Construction Co., Inc..........................  10,125    129,600
    Sun Hydraulics, Inc.....................................   9,234    263,261
  #*SunPower Corp. Class B..................................   9,067    137,456
    Superior Uniform Group, Inc.............................   5,000     58,450
   *Supreme Industries, Inc.................................   5,597     17,687
   *SYKES Enterprises, Inc..................................  29,661    572,457
   *Sypris Solutions, Inc...................................   8,669     31,555
    TAL International Group, Inc............................  20,495    634,115
   *Taser International, Inc................................  30,583    125,696

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
   *Team, Inc..............................................  11,731 $   313,804
   *Tecumseh Products Co. Class A..........................   7,623      77,907
   *Tecumseh Products Co. Class B..........................   1,650      16,550
   *Teledyne Technologies, Inc.............................  22,381   1,213,722
    Tennant Co.............................................   9,192     393,510
   *Terex Corp.............................................  67,131   1,490,980
   *Tetra Tech, Inc........................................  39,331     865,282
    Textainer Group Holdings, Ltd..........................  24,300     630,585
   #Textron, Inc........................................... 131,101   3,032,366
   *Thomas & Betts Corp....................................  55,751   2,719,534
    Timken Co..............................................  53,756   2,347,525
   #Titan International, Inc...............................  20,270     512,223
   *Titan Machinery, Inc...................................  10,727     283,300
    Toro Co................................................  15,583     838,833
    Towers Watson & Co.....................................  24,449   1,495,056
   *Track Data Corp........................................      12       1,116
   *Trailer Bridge, Inc....................................   3,541       4,957
   *TransDigm Group, Inc...................................  24,452   2,202,392
   *TRC Cos., Inc..........................................  10,101      56,364
    Tredegar Industries, Inc...............................  12,571     239,603
   *Trex Co., Inc..........................................   7,100     149,668
   *TriMas Corp............................................  17,236     413,147
   #Trinity Industries, Inc................................  49,790   1,483,244
    Triumph Group, Inc.....................................  29,614   1,594,418
   *TrueBlue, Inc..........................................  20,686     310,497
   *Tufco Technologies, Inc................................     510       1,941
    Tutor Perini Corp......................................  28,824     454,843
    Twin Disc, Inc.........................................   8,900     338,200
   #Tyco International, Ltd................................ 107,178   4,746,914
    U.S. Home Systems, Inc.................................   4,367      22,141
   *Ultralife Corp.........................................   7,695      36,166
    UniFirst Corp..........................................   9,161     502,481
    Union Pacific Corp..................................... 107,688  11,035,866
  .*United Capital Corp....................................   2,955      88,650
   *United Continental Holdings, Inc....................... 127,804   2,315,808
    United Parcel Service, Inc............................. 107,427   7,436,097
  #*United Rentals, Inc....................................  21,715     499,662
    United Stationers, Inc.................................  28,330     909,110
    United Technologies Corp............................... 133,473  11,056,903
    Universal Forest Products, Inc.........................  11,609     342,117
   *Universal Security Instruments, Inc....................   1,135       7,412
   *Universal Truckload Services, Inc......................   8,838     140,524
   *UQM Technologies, Inc..................................  16,097      33,160
   *URS Corp...............................................  50,633   2,067,345
  #*US Airways Group, Inc..................................  69,190     431,746
    US Ecology, Inc........................................   9,463     159,830
   *USA Truck, Inc.........................................   5,798      65,633
  #*USG Corp...............................................  56,344     641,195
    UTi Worldwide, Inc.....................................  61,913   1,001,133
    Valmont Industries, Inc................................  13,018   1,267,302
   *Valpey Fisher Corp.....................................     783       2,318
  #*Verisk Analytics, Inc. Class A.........................  30,278   1,008,257
   *Versar, Inc............................................   3,338      10,047
    Viad Corp..............................................  12,453     258,151
    Vicor Corp.............................................  14,588     205,253
    Virco Manufacturing Corp...............................   6,445      16,370
   *Volt Information Sciences, Inc.........................  10,850      98,735
    VSE Corp...............................................   2,361      49,699
   #W.W. Grainger, Inc.....................................  11,928   1,769,757
   *Wabash National Corp...................................   2,585      19,413
    Wabtec Corp............................................  23,916   1,543,060

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
   #Waste Connections, Inc................................  69,217 $  2,231,556
   #Waste Management, Inc.................................  58,963    1,856,745
    Watsco, Inc. Class A..................................  14,325      847,754
    Watsco, Inc. Class B..................................   2,200      130,779
    Watts Water Technologies, Inc.........................  18,327      614,504
   *WCA Waste Corp........................................   9,549       54,334
   #Werner Enterprises, Inc...............................  45,983    1,082,900
   *WESCO International, Inc..............................  27,217    1,379,630
   *Willdan Group, Inc....................................   3,604       14,236
   *Willis Lease Finance Corp.............................   4,109       54,650
    Woodward, Inc.........................................  33,181    1,144,744
                                                                   ------------
Total Industrials.........................................          477,796,547
                                                                   ------------
Information Technology -- (14.8%)
   *Accelrys, Inc.........................................  32,505      236,311
   *Accenture P.L.C. Class A..............................  97,948    5,792,645
   *ACI Worldwide, Inc....................................  16,853      609,404
   *Acme Packet, Inc......................................  21,299    1,254,937
   *Acorn Energy, Inc.....................................   6,450       31,218
    Activision Blizzard, Inc.............................. 117,690    1,393,450
   *Actuate Corp..........................................  21,958      133,285
   *Acxiom Corp...........................................  47,061      646,618
   *ADDvantage Technologies Group, Inc....................   3,642        9,542
   *Adept Technology, Inc.................................   2,670       10,787
   *Adobe Systems, Inc....................................  71,793    1,990,102
   *ADPT Corp.............................................  61,020      181,229
    Adtran, Inc...........................................  32,437    1,073,340
   *Advanced Analogic Technologies, Inc...................  22,506      136,161
   *Advanced Energy Industries, Inc.......................  27,510      291,881
  #*Advanced Micro Devices, Inc........................... 123,620      907,371
  #*Advent Software, Inc..................................  20,368      473,149
   *Aehr Test Systems.....................................     788        1,127
   *Aetrium, Inc..........................................   2,075        3,403
   *Agilysys, Inc.........................................  13,604      130,190
   *Akamai Technologies, Inc..............................  31,675      767,168
  #*Alliance Data Systems Corp............................  11,304    1,111,635
   *Alpha & Omega Semiconductor, Ltd......................  13,162      147,941
    Altera Corp...........................................  53,002    2,166,722
   *Amdocs, Ltd...........................................  91,334    2,879,761
    American Software, Inc. Class A.......................  11,887      101,753
   *Amkor Technology, Inc................................. 118,857      633,508
    Amphenol Corp.........................................  29,625    1,448,366
  #*Amtech Systems, Inc...................................   4,900       87,955
   *Anadigics, Inc........................................  38,700      121,518
    Analog Devices, Inc...................................  54,153    1,862,863
   *Analysts International Corp...........................   2,630        8,284
   *Anaren, Inc...........................................   9,027      180,630
  #*Ancestry.com, Inc.....................................  22,900      815,469
    Anixter International, Inc............................  21,300    1,329,546
   *ANSYS, Inc............................................  24,646    1,247,088
  #*AOL, Inc..............................................  60,754    1,043,754
   *Apple, Inc............................................ 138,317   54,010,022
    Applied Materials, Inc................................ 271,416    3,343,845
   *Applied Micro Circuits Corp...........................  33,651      212,338
   *Ariba, Inc............................................  42,569    1,407,757
   *Arris Group, Inc......................................  78,103      937,236
   *Arrow Electronics, Inc................................ 103,991    3,613,687
  #*Aruba Networks, Inc...................................  26,758      614,096
  #*AsiaInfo-Linkage, Inc.................................  44,346      677,607
   *Aspen Technology, Inc.................................   8,045      124,697
    Astro-Med, Inc........................................   2,582       20,398

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
   *Atmel Corp............................................. 197,985 $ 2,395,618
   *ATMI, Inc..............................................  19,875     370,669
   *ATS Corp...............................................   3,925      17,859
   *AuthenTec, Inc.........................................  21,292      55,359
  #*Authentidate Holding Corp..............................     652         659
   *Autobytel, Inc.........................................   1,335       1,348
   *Autodesk, Inc..........................................  41,879   1,440,638
    Automatic Data Processing, Inc.........................  78,664   4,050,409
    Avago Technologies, Ltd................................  11,585     389,604
   *Aviat Networks, Inc....................................  37,111     143,620
   *Avid Technology, Inc...................................  23,450     306,960
   *Avnet, Inc.............................................  70,679   2,070,895
    AVX Corp...............................................  86,977   1,210,720
   *Aware, Inc.............................................  12,087      42,909
   *Axcelis Technologies, Inc..............................  59,694      99,092
   *AXT, Inc...............................................  18,767     163,836
    Bel Fuse, Inc. Class A.................................   1,700      35,258
    Bel Fuse, Inc. Class B.................................   5,324     101,262
   *Benchmark Electronics, Inc.............................  37,844     554,415
   *BigBand Networks, Inc..................................  37,428      72,985
    Black Box Corp.........................................  13,595     387,322
    Blackbaud, Inc.........................................  13,623     346,024
  #*Blackboard, Inc........................................  16,800     731,808
   *Blue Coat Systems, Inc.................................  20,301     409,065
   *BMC Software, Inc......................................  60,855   2,630,153
   *Bottomline Technologies, Inc...........................  16,681     388,500
   *Brightpoint, Inc.......................................  38,168     346,947
   *Broadcom Corp..........................................  72,685   2,694,433
    Broadridge Financial Solutions, Inc....................  60,367   1,392,063
   *BroadVision, Inc.......................................     494       6,002
   *Brocade Communications Systems, Inc.................... 303,912   1,665,438
   *Brooks Automation, Inc.................................  41,769     397,223
   *BSQUARE Corp...........................................   4,926      30,738
   *BTU International, Inc.................................   5,073      36,373
    CA, Inc................................................ 239,873   5,349,168
   *Cabot Microelectronics Corp............................  14,815     573,192
   *CACI International, Inc................................  19,016   1,123,465
  #*Cadence Design Systems, Inc............................  62,193     642,454
   *CalAmp Corp............................................   4,036      15,216
   *Calix, Inc.............................................  22,560     413,750
  #*Callidus Software, Inc.................................  11,136      57,239
  #*Cardtronics, Inc.......................................  13,993     321,559
   *Cascade Microtech, Inc.................................   8,576      45,967
    Cass Information Systems, Inc..........................   4,703     176,551
   *CEVA, Inc..............................................  11,321     342,121
   *Checkpoint Systems, Inc................................  23,665     371,540
  #*China Information Technology, Inc......................  28,515      60,737
   *Chyron International Corp..............................   5,535      13,173
   *Ciber, Inc.............................................  43,490     218,320
   *Cinedigm Digital Cinema Corp...........................   4,102       7,096
  #*Cirrus Logic, Inc......................................  34,561     524,636
    Cisco Sytems, Inc...................................... 718,867  11,480,306
   *Citrix Systems, Inc....................................  29,895   2,153,636
   *Clearfield, Inc........................................   4,784      38,511
    Cognex Corp............................................  20,135     683,583
   *Cognizant Technology Solutions Corp....................  42,289   2,954,732
   *Cogo Group, Inc........................................  19,171      90,295
   *Coherent, Inc..........................................  15,315     735,579
    Cohu, Inc..............................................  14,155     177,221
    Communications Systems, Inc............................   6,855     122,567
   *CommVault Systems, Inc.................................  11,461     443,770

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
    Computer Sciences Corp..................................  70,343 $2,481,701
   *Computer Task Group, Inc................................   8,732    112,555
   *Compuware Corp.......................................... 116,167  1,122,173
   *comScore, Inc...........................................  11,491    250,619
    Comtech Telecommunications Corp.........................  16,390    441,710
   *Comverge, Inc...........................................   7,200     22,896
   *Concur Technologies, Inc................................  27,047  1,229,016
   *Concurrent Computer Corp................................   4,362     28,091
  #*Constant Contact, Inc...................................     185      3,502
   *Convergys Corp..........................................  76,540    952,158
   *Convio, Inc.............................................   7,131     72,451
   *CoreLogic, Inc..........................................  66,526  1,049,780
    Corning, Inc............................................ 366,298  5,827,801
   *Cray, Inc...............................................  21,774    131,515
  #*Cree, Inc...............................................  28,088    922,972
    Crexendo, Inc...........................................   4,054     14,311
   *CSG Systems International, Inc..........................  17,217    305,774
   *CSP, Inc................................................     709      2,988
   #CTC Media, Inc..........................................  64,242  1,352,937
    CTS Corp................................................  20,031    196,905
   *CyberOptics Corp........................................   2,261     21,321
   *Cymer, Inc..............................................  19,221    846,301
   *Cypress Semiconductor Corp..............................  90,314  1,858,662
    Daktronics, Inc.........................................  21,400    212,502
   *Datalink Corp...........................................   8,035     83,082
   *Dataram Corp............................................   1,100      1,661
    DDi Corp................................................   9,272     76,309
   *DealerTrack Holdings, Inc...............................  25,103    582,139
   *Dell, Inc............................................... 266,326  4,325,134
   *Deltek, Inc.............................................  13,312     95,314
  #*DemandTec, Inc..........................................   2,790     19,976
  #*DG FastChannel, Inc.....................................  17,301    488,926
   *Dice Holdings, Inc......................................  33,541    462,530
   *Diebold, Inc............................................  41,157  1,244,588
   *Digi International, Inc.................................  15,889    227,054
   *Digimarc Corp...........................................   3,078    122,227
   *Digital River, Inc......................................  25,039    638,494
   *Diodes, Inc.............................................  28,568    672,776
   *Ditech Networks, Inc....................................   1,700      1,870
  #*Document Security Systems, Inc..........................   1,200      4,056
  #*Dolby Laboratories, Inc.................................  10,420    441,391
   *Dot Hill Systems Corp...................................  28,238     63,818
   *DSP Group, Inc..........................................  14,087    106,920
    DST Systems, Inc........................................  28,666  1,467,413
   *DTS, Inc................................................   6,401    222,243
   *Dynamics Research Corp..................................   6,047     73,108
    Earthlink, Inc..........................................  68,953    554,382
   *eBay, Inc............................................... 170,301  5,577,358
  #*Ebix, Inc...............................................  16,786    330,516
   *Echelon Corp............................................   9,445     78,299
  #*Echo Global Logistics, Inc..............................  10,140    151,694
   *EchoStar Corp...........................................  23,558    788,251
   *Edgewater Technology, Inc...............................   5,900     16,166
   *Elecsys Corp............................................      58        342
    Electro Rent Corp.......................................  14,846    239,911
   *Electro Scientific Industries, Inc......................  17,937    344,570
   *Electronic Arts, Inc.................................... 116,820  2,599,245
   *Electronics for Imaging, Inc............................  29,577    509,020
   *eMagin Corp.............................................   4,926     21,921
  #*EMC Corp................................................ 322,565  8,412,495
   *EMCORE Corp.............................................  52,901    138,601

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
   *EMS Technologies, Inc..................................   9,140 $   300,523
   *Emulex Corp............................................  51,907     438,614
   *Entegris, Inc..........................................  67,265     576,461
   *Entorian Technologies, Inc.............................     666       2,398
  #*Entropic Communications, Inc...........................  18,577     124,094
    EPIQ Systems, Inc......................................  21,915     283,142
   *ePlus, Inc.............................................   4,849     128,644
  #*Equinix, Inc...........................................  13,402   1,400,107
   *Euronet Worldwide, Inc.................................  31,245     536,164
  #*Evergreen Solar, Inc...................................   2,834         907
   *Exar Corp..............................................  26,762     176,897
   *ExlService Holdings, Inc...............................  13,833     322,862
   *Extreme Networks.......................................  56,417     191,254
   *F5 Networks, Inc.......................................  22,800   2,131,344
   #FactSet Research Systems, Inc..........................  10,821     996,506
    Fair Isaac Corp........................................  24,076     716,261
   *Fairchild Semiconductor International, Inc.............  81,366   1,221,304
   *FalconStor Software, Inc...............................  21,742      93,491
   *Faro Technologies, Inc.................................   8,589     350,088
   *FEI Co.................................................  24,544     810,934
    Fidelity National Information Services, Inc............ 134,067   4,024,691
  #*Finisar Corp...........................................  48,900     833,256
  #*First Solar, Inc.......................................  15,411   1,822,043
   *Fiserv, Inc............................................  43,363   2,617,391
   #FLIR Systems, Inc......................................  42,876   1,177,375
   *FormFactor, Inc........................................  31,049     285,340
    Forrester Research, Inc................................  11,563     365,391
   *Fortinet, Inc..........................................  11,500     233,680
   *Frequency Electronics, Inc.............................   4,869      50,978
   *FSI International, Inc.................................  21,339      60,389
   *Gartner Group, Inc.....................................  25,250     931,977
   *Genpact, Ltd...........................................  33,380     550,770
   *Gerber Scientific, Inc.................................  15,579     171,681
   *GigOptix, Inc..........................................   1,994       4,287
   *Global Cash Access, Inc................................  38,463     108,081
    Global Payments, Inc...................................  39,130   1,855,153
   *Globalscape, Inc.......................................   7,989      17,576
   *Globecomm Systems, Inc.................................  13,877     193,723
  #*Glu Mobile, Inc........................................     500       2,510
   *Google, Inc............................................  35,402  21,371,833
   *GSE Systems, Inc.......................................   2,084       4,626
   *GSI Group, Inc.........................................  16,420     184,397
   *GSI Technology, Inc....................................  16,845     108,145
  #*GT Solar International, Inc............................  39,567     539,694
   *GTSI Corp..............................................   2,900      14,964
   *Guidance Software, Inc.................................   5,853      44,015
   *Hackett Group, Inc.....................................  24,581     107,419
   *Harmonic, Inc..........................................  70,144     380,882
   #Harris Corp............................................  46,387   1,849,450
   *Hauppauge Digital, Inc.................................   3,948       7,383
    Heartland Payment Systems, Inc.........................  19,045     400,707
    Hewlett-Packard Co..................................... 447,680  15,740,429
   *Hittite Microwave Corp.................................  11,720     656,203
   *HSW International, Inc.................................   1,020       5,457
   *Hutchinson Technology, Inc.............................  14,115      44,180
   *Hypercom Corp..........................................  29,883     242,351
   *I.D. Systems, Inc......................................   4,690      23,169
   *IAC/InterActiveCorp....................................  86,425   3,577,131
  #*Identive Group, Inc....................................  28,519      60,460
   *IEC Electronics Corp...................................   3,738      23,624
   #iGATE Corp.............................................  28,466     426,705

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
  #*iGo, Inc...............................................  16,383 $    28,834
   *Ikanos Communications, Inc.............................   4,543       5,724
   *Imation Corp...........................................  23,116     192,325
   *Immersion Corp.........................................  10,275      94,016
   *Infinera Corp..........................................  45,374     291,755
   *Informatica Corp.......................................  23,530   1,203,089
   *InfoSpace, Inc.........................................  23,148     220,600
   *Ingram Micro, Inc. Class A.............................  97,137   1,801,891
   *Innodata Isogen, Inc...................................  12,232      37,797
   *Insight Enterprises, Inc...............................  33,705     567,255
   *Integrated Device Technology, Inc......................  93,666     640,675
   *Integrated Silicon Solution, Inc.......................  16,079     142,942
    Intel Corp............................................. 963,439  21,513,593
   *Intellicheck Mobilisa, Inc.............................   4,118       5,106
   *Interactive Intelligence Group.........................   6,758     256,872
   #InterDigital, Inc......................................  28,473   1,943,282
   *Intermec, Inc..........................................  37,386     403,021
   *Internap Network Services Corp.........................  32,659     203,139
    International Business Machines Corp................... 180,859  32,889,209
   *International Rectifier Corp...........................  44,019   1,130,848
   *Internet Media Services, Inc...........................     495          62
   *Interphase Corp........................................   1,697       7,891
    Intersil Corp. Class A.................................  76,800     925,440
   *Intest Corp............................................   1,100       3,729
   *Intevac, Inc...........................................  12,991     118,218
   *IntriCon Corp..........................................   1,974       7,797
   *Intuit, Inc............................................  44,061   2,057,649
   *INX, Inc...............................................   3,937      32,992
   *IPG Photonics Corp.....................................  34,550   2,079,564
   *Iteris, Inc............................................   3,700       4,773
   *Itron, Inc.............................................  18,962     816,124
   *Ixia...................................................  36,999     369,990
   *IXYS Corp..............................................  19,809     270,195
  #*j2 Global Communications, Inc..........................  21,930     586,408
    Jabil Circuit, Inc..................................... 107,500   1,968,325
    Jack Henry & Associates, Inc...........................  42,213   1,222,066
   *JDA Software Group, Inc................................  26,708     746,756
   *JDS Uniphase Corp...................................... 110,047   1,447,118
   *Juniper Networks, Inc..................................  80,000   1,871,200
   *Kemet Corp.............................................  31,703     386,777
   *Kenexa Corp............................................  10,411     266,209
   *Key Tronic Corp........................................   5,044      22,446
    Keynote Systems, Inc...................................  10,353     247,954
  #*KIT Digital, Inc.......................................  15,825     184,361
    KLA-Tencor Corp........................................  51,688   2,058,216
   *Kopin Corp.............................................  40,341     173,466
   *Kulicke & Soffa Industries, Inc........................  44,935     413,402
   *KVH Industries, Inc....................................   7,041      67,382
   *Lam Research Corp......................................  32,043   1,309,918
   *Lattice Semiconductor Corp.............................  70,322     435,996
   *LeCroy Corp............................................   3,650      37,120
    Lender Processing Services, Inc........................  44,968     846,747
   *Lexmark International, Inc.............................  36,306   1,218,792
   *LGL Group, Inc.........................................     964       9,322
   *Limelight Networks, Inc................................  47,022     193,731
   #Linear Technology Corp.................................  39,240   1,149,732
   *Lionbridge Technologies, Inc...........................  17,466      56,764
   *Liquidity Services, Inc................................  13,634     329,670
    Littlefuse, Inc........................................  10,754     549,422
   *LogMeIn, Inc...........................................   2,094      74,442
   *LoJack Corp............................................  19,851      79,602

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
   *LookSmart, Ltd.......................................     7,694 $    11,233
   *LoopNet, Inc.........................................    14,267     261,371
   *Loral Space & Communications, Inc....................    10,100     659,328
   *LSI Corp.............................................   296,877   2,185,015
   *LTX-Credence Corp....................................    30,924     222,344
   *Magma Design Automation, Inc.........................    18,600     138,384
   *Manhattan Associates, Inc............................    14,388     536,672
    ManTech International Corp. Class A..................    14,714     600,331
    Marchex, Inc.........................................    14,191     123,036
   *Market Leader, Inc...................................     2,600       5,824
   *Marvell Technology Group, Ltd........................   144,890   2,147,270
   *Mastech Holdings, Inc................................     1,130       5,028
    MasterCard, Inc. Class A.............................    14,897   4,517,515
   *Mattersight Corp.....................................     1,800      13,194
   *Mattson Technology, Inc..............................    23,651      41,153
    Maxim Integrated Products, Inc.......................    79,285   1,820,384
    Maximus, Inc.........................................    19,272     744,477
   *Maxwell Technologies, Inc............................     2,695      45,465
   *Measurement Specialties, Inc.........................     7,997     261,182
   *MEMC Electronic Materials, Inc.......................   121,697     902,992
   *MEMSIC, Inc..........................................    11,961      35,883
   *Mentor Graphics Corp.................................    70,142     801,723
   *Mercury Computer Systems, Inc........................    19,532     327,942
    Mesa Laboratories, Inc...............................     1,634      55,131
    Methode Electronics, Inc.............................    22,773     240,938
    Micrel, Inc..........................................    30,702     311,625
   #Microchip Technology, Inc............................    51,181   1,727,359
   *Micron Technology, Inc...............................   456,666   3,365,628
   *MICROS Systems, Inc..................................    39,608   1,939,604
   *Microsemi Corp.......................................    51,800   1,028,230
    Microsoft Corp....................................... 1,116,107  30,581,332
   *MicroStrategy, Inc...................................     2,290     364,957
  #*Mindspeed Technologies, Inc..........................    16,869     114,878
   *MIPS Technologies, Inc...............................    15,400     110,572
    MKS Instruments, Inc.................................    33,010     823,599
    Mocon, Inc...........................................     2,858      48,272
    ModusLink Global Solutions, Inc......................    25,029     104,872
   #Molex, Inc...........................................    57,695   1,354,679
    Molex, Inc. Class A..................................    49,209     971,878
   *MoneyGram International, Inc.........................   117,012     393,160
   *Monolithic Power Systems, Inc........................    19,474     262,704
   *Monotype Imaging Holdings, Inc.......................    18,062     247,449
  #*Monster Worldwide, Inc...............................    77,461     909,392
   *MoSys, Inc...........................................    17,934      95,588
   *Motorola Mobility Holdings, Inc......................    54,207   1,213,153
   *Motorola Solutions, Inc..............................    68,951   3,095,210
   *Move, Inc............................................    15,878      32,550
    MTS Systems Corp.....................................     7,908     311,654
   *Multi-Fineline Electronix, Inc.......................    14,543     295,368
   *Nanometrics, Inc.....................................    13,650     230,548
   *NAPCO Security Technologies, Inc.....................     7,287      19,092
    National Instruments Corp............................    58,676   1,516,188
    National Semiconductor Corp..........................    49,962   1,235,061
   *NCI, Inc. Class A....................................     5,008     107,572
   *NCR Corp.............................................    78,650   1,569,067
  #*NetApp, Inc..........................................    77,714   3,692,969
   *NETGEAR, Inc.........................................    18,445     607,025
   *NetList, Inc.........................................    11,200      19,264
   *NetLogic Microsystems, Inc...........................    34,367   1,187,380
   *NetScout Systems, Inc................................    20,772     316,773
  #*NetSuite, Inc........................................     3,904     153,076

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
   *Network Engines, Inc...................................   9,147 $    12,257
   *Network Equipment Technologies, Inc....................  13,527      35,035
   *NeuStar, Inc...........................................  35,511     924,706
   *Newport Corp...........................................  23,727     368,718
    NIC, Inc...............................................  15,586     199,033
   *Novatel Wireless, Inc..................................  18,900      96,957
  #*Novellus Systems, Inc..................................  50,015   1,552,466
  #*Nuance Communications, Inc.............................  86,789   1,736,648
   *NumereX Corp. Class A..................................   7,200      52,272
   *Nvidia Corp............................................  99,459   1,375,518
  #*Oclaro, Inc............................................  30,005     141,024
   *OmniVision Technologies, Inc...........................  27,500     804,100
   *ON Semiconductor Corp.................................. 142,816   1,241,071
   *Online Resources Corp..................................  18,138      64,571
  #*Onvia, Inc.............................................     442       1,781
   *Openwave Systems, Inc..................................  39,688      89,298
   *Oplink Communications, Inc.............................  12,600     212,688
    OPNET Technologies, Inc................................   9,700     332,807
   *Opnext, Inc............................................  52,965     100,104
    Optical Cable Corp.....................................   3,696      14,562
    Oracle Corp............................................ 624,645  19,101,644
   *Orbcomm, Inc...........................................  23,411      69,531
   *OSI Systems, Inc.......................................  11,500     474,835
   *PAR Technology Corp....................................   7,596      29,321
   *Parametric Technology Corp.............................  60,180   1,251,142
    Park Electrochemical Corp..............................  13,015     340,472
   *ParkerVision, Inc......................................   2,905       3,486
    Paychex, Inc...........................................  54,548   1,539,890
   *PC Connection, Inc.....................................  16,033     125,378
   *PC Mall, Inc...........................................   6,716      53,056
   *PC-Tel, Inc............................................  12,027      78,176
   *PDF Solutions, Inc.....................................  12,702      76,212
   *Perceptron, Inc........................................   3,997      25,861
   *Perficient, Inc........................................  18,546     185,645
   *Performance Technologies, Inc..........................   4,350       9,309
   *Pericom Semiconductor Corp.............................  14,848     121,457
   *Pervasive Software, Inc................................   7,283      53,457
   *Photronics, Inc........................................  36,774     275,070
   *Pixelworks, Inc........................................   5,086      12,410
   *Planar Systems, Inc....................................  10,280      32,588
    Plantronics, Inc.......................................  24,360     834,330
   *Plexus Corp............................................  24,345     718,421
   *PLX Technology, Inc....................................  19,113      65,175
   *PMC-Sierra, Inc........................................ 138,501     968,122
   *Polycom, Inc...........................................  85,470   2,310,254
   #Power Integrations, Inc................................  14,500     514,605
  #*Power-One, Inc.........................................  34,544     249,062
   *Presstek, Inc..........................................  17,827      32,445
   *PRGX Global, Inc.......................................  11,066      72,150
  .*Price Communications Liquidation Trust.................   5,700          --
   *Progress Software Corp.................................  32,020     771,682
   *PROS Holdings, Inc.....................................  10,624     173,384
    Pulse Electronics Corp.................................  13,080      54,674
    QAD, Inc. Class A......................................   4,478      48,362
    QAD, Inc. Class B......................................   1,619      15,591
   *QLIK Technologies, Inc.................................   2,961      89,748
   *QLogic Corp............................................  50,400     764,568
    QUALCOMM, Inc.......................................... 265,715  14,555,868
   *Qualstar Corp..........................................   3,826       6,925
   *Quantum Corp........................................... 104,104     273,794
   *Quest Software, Inc....................................  44,260     840,055

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
   *QuickLogic Corp.........................................   8,175 $   34,172
   *QuinStreet, Inc.........................................  24,709    308,615
  #*Rackspace Hosting, Inc..................................  24,748    989,920
   *Radiant Systems, Inc....................................  15,164    427,473
   *RadiSys Corp............................................  15,300    121,482
   *Rainmaker Systems, Inc..................................   4,893      5,284
   *Ramtron International Corp..............................  10,124     22,273
   *RealNetworks, Inc.......................................  82,144    277,647
   *Red Hat, Inc............................................  36,193  1,523,001
   *Reis, Inc...............................................   6,081     64,459
   *Relm Wireless Corp......................................   1,238      1,312
    Renaissance Learning, Inc...............................  10,803    138,819
    RF Industries, Ltd......................................   3,212     14,133
   *RF Micro Devices, Inc................................... 131,547    887,942
    Richardson Electronics, Ltd.............................   9,355    138,735
  #*RightNow Technologies, Inc..............................   5,433    184,396
    Rimage Corp.............................................   4,568     67,698
   *Riverbed Technology, Inc................................  31,838    911,522
   *Rofin-Sinar Technologies, Inc...........................  17,300    542,874
   *Rogers Corp.............................................  10,064    487,903
  #*Rosetta Stone, Inc......................................   9,800    135,240
   *Rovi Corp...............................................  25,577  1,354,814
  #*Rubicon Technology, Inc.................................  11,550    170,016
   *Rudolph Technologies, Inc...............................  19,406    166,698
   *S1 Corp.................................................  34,738    326,537
   *Saba Software, Inc......................................  11,566     89,752
   *SAIC, Inc...............................................  94,885  1,521,007
  #*Salesforce.com, Inc.....................................  19,403  2,807,808
   *Sandisk Corp............................................ 107,930  4,590,263
   *Sanmina-SCI Corp........................................  47,585    542,469
   *Sapient Corp............................................  68,804    957,752
   *ScanSource, Inc.........................................  16,990    627,780
   *Scientific Learning Corp................................   3,436     10,274
   *SeaChange International, Inc............................  20,246    193,552
    Seagate Technology...................................... 136,751  1,899,471
   *Semtech Corp............................................  33,000    768,900
   *Sevcon, Inc.............................................     613      4,457
   *ShoreTel, Inc...........................................  21,995    187,397
  #*Sigma Designs, Inc......................................  19,013    162,561
   *Silicon Graphics International Corp.....................  14,732    210,226
   *Silicon Image, Inc......................................  38,736    221,957
  #*Silicon Laboratories, Inc...............................  21,400    757,774
   *Skyworks Solutions, Inc.................................  80,895  2,047,452
   *Smart Modular Technologies (WWH), Inc...................  36,885    331,965
   *Smith Micro Software, Inc...............................  20,269     72,158
   *SolarWinds, Inc.........................................  18,226    392,041
    Solera Holdings, Inc....................................  19,065  1,065,352
   *Sonus Networks, Inc..................................... 168,102    497,582
   *Soundbite Communications, Inc...........................   1,385      3,352
  #*Sourcefire, Inc.........................................  13,962    343,186
   *Spansion, Inc. Class A..................................  38,948    708,075
   *Spark Networks, Inc.....................................   6,400     23,872
   *Spire Corp..............................................   3,300      6,600
   *SRS Labs, Inc...........................................   5,673     50,206
   *SS&C Technologies Holdings, Inc.........................  46,303    857,532
    Stamps.com, Inc.........................................   6,966    116,680
   *Standard Microsystems Corp..............................  14,542    344,064
   *StarTek, Inc............................................   7,529     27,104
   *STEC, Inc...............................................  24,557    249,745
  #*Stratasys, Inc..........................................   9,911    252,730
   *Stream Global Services, Inc.............................   1,303      4,248

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
   *SuccessFactors, Inc.....................................  20,635 $  557,145
  #*SunPower Corp. Class A..................................   2,048     40,202
   *Super Micro Computer, Inc...............................  19,485    274,544
   *Supertex, Inc...........................................   7,591    147,114
   *Support.com, Inc........................................  23,970     77,183
   *Sycamore Networks, Inc..................................  18,053    355,644
   *Symantec Corp........................................... 119,400  2,275,764
   *Symmetricom, Inc........................................  25,654    145,458
  #*Synaptics, Inc..........................................  15,800    388,206
   *Synchronoss Technologies, Inc...........................   9,334    273,020
   *SYNNEX Corp.............................................  22,974    650,624
   *Synopsys, Inc...........................................  92,202  2,210,082
   #Syntel, Inc.............................................  18,107    995,342
   *Take-Two Interactive Software, Inc......................  51,791    698,661
   *Taleo Corp..............................................  10,238    338,878
    TE Connectivity, Ltd....................................  62,272  2,144,025
   *Tech Data Corp..........................................  29,058  1,356,137
   *TechTarget, Inc.........................................  23,267    154,260
   *Tekelec.................................................  35,628    279,680
   *TeleCommunication Systems, Inc..........................  32,075    162,941
  #*TeleNav, Inc............................................   5,985     60,030
   *TeleTech Holdings, Inc..................................  27,180    537,892
    Tellabs, Inc............................................ 213,598    884,296
    Telular Corp............................................   7,575     48,328
   *Teradata Corp...........................................  31,553  1,734,153
  #*Teradyne, Inc...........................................  94,422  1,273,753
    Tessco Technologies, Inc................................   5,682     84,378
   *Tessera Technologies, Inc...............................  30,081    472,573
    Texas Instruments, Inc.................................. 177,530  5,281,518
    TheStreet, Inc..........................................  16,455     46,732
  #*THQ, Inc................................................  40,600    108,199
   *TIBCO Software, Inc..................................... 145,969  3,801,033
   *Tier Technologies, Inc..................................   8,000     40,000
   *TNS, Inc................................................  12,258    207,160
    Total System Services, Inc..............................  92,788  1,726,785
   *Transact Technologies, Inc..............................   3,740     43,421
   *TranSwitch Corp.........................................     131        394
  #*Travelzoo, Inc..........................................   4,048    213,734
   *Trident Microsystems, Inc...............................  13,500      8,775
   *Trimble Navigation, Ltd.................................  45,500  1,618,890
   *Trio-Tech International.................................   1,525      5,414
   *Triquint Semiconductor, Inc............................. 101,340    762,077
   *TSR, Inc................................................     210      1,016
   *TTM Technologies, Inc...................................  51,773    717,056
  #*Tyler Technologies, Inc.................................  17,136    436,797
   *Ultimate Software Group, Inc............................   2,498    135,841
   *Ultra Clean Holdings, Inc...............................  10,845     75,264
   *Ultratech, Inc..........................................  13,032    343,393
   *Unisys Corp.............................................  21,829    453,388
    United Online, Inc......................................  54,269    323,986
  #*Universal Display Corp..................................   5,147    153,947
  #*USA Technologies, Inc...................................  21,015     42,450
   *UTStarcom Holdings Corp.................................  93,974    128,744
  #*ValueClick, Inc.........................................  39,064    705,496
   *Varian Semiconductor Equipment Associates, Inc..........  36,577  2,221,687
  #*Veeco Instruments, Inc..................................  19,855    790,030
  #*VeriFone Systems, Inc...................................  27,848  1,096,376
    VeriSign, Inc...........................................  34,060  1,063,013
   *Vertro, Inc.............................................     500      1,015
   *Viasat, Inc.............................................  24,365  1,094,719
   *Viasystems Group, Inc...................................  11,635    261,089

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Information Technology -- (Continued)
   *Vicon Industries, Inc.................................     600 $      2,625
   *Video Display Corp....................................   3,612       14,809
   *Virnetx Holding Corp..................................  16,186      492,216
   *Virtusa Corp..........................................  21,168      416,163
   #Visa, Inc............................................. 114,676    9,809,385
  #*Vishay Intertechnology, Inc...........................  98,200    1,352,214
  #*Vishay Precision Group, Inc...........................   9,993      170,381
   *VistaPrint N.V........................................  12,893      344,243
   *VMware, Inc. Class A..................................  13,501    1,354,690
   *Vocus, Inc............................................   4,096      117,023
   *Volterra Semiconductor Corp...........................  12,100      311,817
  #*Wave Systems Corp. Class A............................   1,900        4,408
    Wayside Technology Group, Inc.........................   2,200       24,904
   *Web.com Group, Inc....................................  15,331      133,226
  #*WebMD Health Corp.....................................  27,478      968,600
   *Websense, Inc.........................................   4,452      100,971
   *Westell Technologies, Inc.............................  34,627       98,687
   *Western Digital Corp.................................. 110,975    3,824,198
    Western Union Co. (The)...............................  92,835    1,801,927
   *Wireless Telecom Group, Inc...........................   3,316        2,653
   *WPCS International, Inc...............................   2,200        6,578
   *Wright Express Corp...................................  19,765      972,438
    Xerox Corp............................................ 410,462    3,829,610
   #Xilinx, Inc...........................................  35,947    1,153,899
   *XO Group, Inc.........................................  19,277      180,240
   *X-Rite, Inc...........................................  52,134      253,371
   *Yahoo!, Inc........................................... 281,144    3,682,986
   *Zebra Technologies Corp. Class A......................  26,960    1,078,400
   *Zix Corp..............................................  22,690       87,130
   *Zoran Corp............................................  27,120      225,096
   *Zygo Corp.............................................  10,557      126,684
                                                                   ------------
Total Information Technology..............................          602,487,022
                                                                   ------------
Materials -- (4.8%)
    A. Schulman, Inc......................................  19,486      431,615
   *A.M. Castle & Co......................................  13,693      237,710
   *AEP Industries, Inc...................................   2,800       75,824
    Air Products & Chemicals, Inc.........................  32,474    2,881,418
    Airgas, Inc...........................................  38,100    2,617,470
   #AK Steel Holding Corp.................................  61,732      750,044
    Albemarle Corp........................................  28,547    1,900,659
   #Alcoa, Inc............................................ 242,404    3,570,611
    Allegheny Technologies, Inc...........................  31,853    1,853,526
   *Allied Nevada Gold Corp...............................  32,149    1,224,877
   #AMCOL International Corp..............................  13,897      426,082
   *American Pacific Corp.................................   3,230       25,969
    American Vanguard Corp................................  17,736      242,274
    AptarGroup, Inc.......................................  33,674    1,719,058
   *Arabian American Development Co.......................  11,353       50,521
    Arch Chemicals, Inc...................................  15,500      730,360
    Ashland, Inc..........................................  37,343    2,286,885
    Balchem Corp..........................................   9,977      436,693
    Ball Corp.............................................  33,200    1,288,160
    Bemis Co., Inc........................................  66,985    2,116,726
    Boise, Inc............................................  76,229      528,267
    Buckeye Technologies, Inc.............................  25,191      677,386
    Cabot Corp............................................  41,735    1,631,838
   *Calgon Carbon Corp....................................  25,258      376,092
    Carpenter Technology Corp.............................  22,250    1,278,040
    Celanese Corp. Class A................................  32,193    1,774,800
   *Century Aluminum Co...................................  58,829      765,954

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Materials -- (Continued)
    CF Industries Holdings, Inc.............................  33,871 $5,260,844
   *Chemtura Corp...........................................  41,500    730,400
   *Clearwater Paper Corp...................................   5,500    416,020
    Cliffs Natural Resources, Inc...........................  27,994  2,514,421
   *Coeur d'Alene Mines Corp................................  56,981  1,555,011
    Commercial Metals Co....................................  69,464  1,007,923
    Compass Minerals International, Inc.....................   7,752    610,392
   *Contango ORE, Inc.......................................     833     12,495
   *Continental Materials Corp..............................     268      4,197
   *Core Molding Technologies, Inc..........................   4,279     38,896
   *Crown Holdings, Inc.....................................  32,159  1,235,227
    Cytec Industries, Inc...................................  31,234  1,749,104
    Deltic Timber Corp......................................   6,243    323,700
    Domtar Corp.............................................  25,863  2,067,747
    Dow Chemical Co. (The).................................. 258,686  9,020,381
    E.I. du Pont de Nemours & Co............................ 143,239  7,365,349
   #Eagle Materials, Inc....................................  27,141    674,454
    Eastman Chemical Co.....................................  22,900  2,211,911
    Ecolab, Inc.............................................  47,748  2,387,400
   *Ferro Corp..............................................  48,221    627,837
   *Flotek Industries, Inc..................................   2,019     19,039
   #FMC Corp................................................  14,831  1,298,751
    Freeport-McMoRan Copper & Gold, Inc. Class B............ 142,730  7,558,981
    Friedman Industries, Inc................................   5,521     65,424
  #*General Moly, Inc.......................................  27,006    123,417
  #*General Steel Holdings, Inc.............................   9,180     13,495
   *Georgia Gulf Corp.......................................  21,416    429,177
    Globe Specialty Metals, Inc.............................  35,839    827,164
   *Golden Minerals, Co.....................................   7,014    101,984
   *Graham Packaging Co., Inc...............................     900     22,815
   *Graphic Packaging Holding Co............................ 232,403  1,150,395
    Greif, Inc. Class A.....................................  15,747    961,354
    Greif, Inc. Class B.....................................  13,303    775,831
    H.B. Fuller Co..........................................  31,180    712,775
    Hawkins, Inc............................................   4,910    169,002
    Haynes International, Inc...............................   6,727    421,379
   *Headwaters, Inc.........................................  36,139     82,758
   *Hecla Mining Co......................................... 142,848  1,109,929
   *Horsehead Holding Corp..................................  26,654    297,725
    Huntsman Corp........................................... 146,479  2,797,749
    Innophos Holdings, Inc..................................  12,373    596,379
   *Innospec, Inc...........................................  12,297    394,980
    International Flavors & Fragrances, Inc.................  15,200    929,784
    International Paper Co.................................. 147,971  4,394,739
  #*Intrepid Potash, Inc....................................  36,653  1,218,712
   #Kaiser Aluminum Corp....................................  11,716    653,987
   *KapStone Paper & Packaging Corp.........................  29,410    458,502
    KMG Chemicals, Inc......................................   6,799    113,951
    Koppers Holdings, Inc...................................   6,843    253,328
   *Kraton Performance Polymers, Inc........................  13,352    482,007
   #Kronos Worldwide, Inc...................................  56,256  1,741,686
   *Landec Corp.............................................  14,825     91,618
    Limoneira Co............................................   1,144     23,715
   *Louisiana-Pacific Corp..................................  79,733    617,931
   *LSB Industries, Inc.....................................  11,114    441,670
    Lubrizol Corp...........................................  26,214  3,528,404
   #Martin Marietta Materials, Inc..........................  22,977  1,737,521
   *Material Sciences Corp..................................   3,017     25,705
   *Materion Corp...........................................  12,880    490,986
    MeadWestavco Corp.......................................  80,411  2,503,999
   *Mercer International, Inc...............................  28,395    262,370

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Materials -- (Continued)
   *Metals USA Holdings Corp................................  22,832 $  351,156
    Minerals Technologies, Inc..............................  11,500    744,970
   *Mines Management, Inc...................................   4,267      8,107
   *Mod-Pac Corp............................................   1,105      6,608
    Monsanto Co.............................................  81,026  5,953,790
   *Mosaic Co. (The)........................................  23,377  1,653,221
    Myers Industries, Inc...................................  22,339    265,834
    Nalco Holding Co........................................  67,950  2,402,032
   *Nanophase Technologies Corp.............................     700        819
    Neenah Paper, Inc.......................................   9,261    186,980
    NewMarket Corp..........................................   6,804  1,115,992
   #Newmont Mining Corp.....................................  63,487  3,530,512
    NL Industries, Inc......................................  29,126    524,268
   *Noranda Aluminum Holding Corp...........................  11,611    161,161
   *Northern Technologies International Corp................   2,180     38,281
    Nucor Corp..............................................  71,983  2,799,419
    Olin Corp...............................................  50,364  1,053,111
    Olympic Steel, Inc......................................   6,657    174,081
   *OM Group, Inc...........................................  19,543    709,020
   *Omnova Solutions, Inc...................................  22,089    149,322
   *Owens-Illinois, Inc.....................................  49,582  1,148,815
    P.H. Glatfelter Co......................................  29,025    437,987
    Packaging Corp. of America..............................  50,055  1,334,967
   *Penford Corp............................................   8,423     48,938
    PolyOne Corp............................................  45,320    702,460
    PPG Industries, Inc.....................................  36,472  3,070,942
    Praxair, Inc............................................  46,218  4,790,034
    Quaker Chemical Corp....................................   6,345    257,226
    Reliance Steel & Aluminum Co............................  47,350  2,225,924
    Rock-Tenn Co. Class A...................................  40,918  2,514,820
   *Rockwood Holdings, Inc..................................  37,698  2,279,598
   #Royal Gold, Inc.........................................  34,390  2,204,399
    RPM International, Inc..................................  64,738  1,364,677
   *RTI International Metals, Inc...........................  19,024    610,100
    Schnitzer Steel Industries, Inc. Class A................  14,828    753,114
    Schweitzer-Maudoit International, Inc...................  10,754    603,407
   #Scotts Miracle-Gro Co. Class A (The)....................  32,850  1,657,611
    Sealed Air Corp......................................... 100,041  2,153,883
   *Senomyx, Inc............................................   8,577     44,772
    Sensient Technologies Corp..............................  31,625  1,173,920
   #Sherwin-Williams Co.....................................  21,958  1,694,499
    Sigma-Aldrich Corp......................................  21,193  1,422,050
    Silgan Holdings, Inc....................................  36,726  1,424,234
  #*Silver Bull Resources, Inc..............................     500        340
   *Solitario Exploration & Royalty Corp....................   1,700      4,777
   *Solutia, Inc............................................  62,237  1,334,361
   #Sonoco Products Co......................................  50,712  1,625,320
    Southern Copper Corp.................................... 102,838  3,512,946
   *Spartech Corp...........................................  15,385     88,464
    Steel Dynamics, Inc..................................... 133,573  2,086,410
    Stepan Co...............................................   4,484    355,581
  #*Stillwater Mining Co....................................  53,179    813,639
  #*STR Holdings, Inc.......................................  11,700    160,992
    Synalloy Corp...........................................   4,755     54,873
    Temple-Inland, Inc......................................  66,220  1,987,924
   #Texas Industries, Inc...................................  17,615    680,115
   #Titanium Metals Corp....................................  94,193  1,675,693
  #*U.S. Gold Corp..........................................  43,131    273,882
   *United States Lime & Minerals, Inc......................   3,009    124,091
   #United States Steel Corp................................  68,181  2,726,558
   *Universal Stainless & Alloy Products, Inc...............   4,448    198,781

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
   #Valhi, Inc..........................................    22,008 $  1,193,274
    Valspar Corp........................................    59,947    1,970,458
   *Verso Paper Corp....................................    12,902       32,384
   #Vulcan Materials Co.................................    58,313    1,999,553
    Walter Energy, Inc..................................    10,523    1,289,804
    Wausau Paper Corp...................................    29,310      216,308
    Westlake Chemical Corp..............................    34,626    1,791,896
    Worthington Industries, Inc.........................    44,984      943,314
   *WR Grace & Co.......................................    37,133    1,872,989
    Zep, Inc............................................    10,366      194,362
   *Zoltek Cos., Inc....................................    21,581      218,184
                                                                   ------------
Total Materials                                                     196,788,020
                                                                   ------------
Other -- (0.0%)
 .#*Atlas Energy, Inc. Escrow Shares....................    35,178           --
   .Avigen, Inc. Escrow Shares..........................     5,711           --
  .*Concord Camera Corp. Escrow Shares..................       405           --
  .*J. Crew Group, Inc. Escrow Shares...................    14,423           --
  .*MAIR Holdings, Inc. Escrow Shares...................       300           --
  .*Softbrands, Inc. Escrow Shares......................     3,200           --
   *Tesco Corp. ADR.....................................     6,411      136,298
  .*Voyager Learning Co. Escrow Shares..................       669           --
                                                                   ------------
Total Other                                                             136,298
                                                                   ------------
Telecommunication Services -- (2.4%)
    AboveNet, Inc.......................................    12,998      791,448
   #Alaska Communications Systems Group, Inc............     7,508       54,283
   *American Tower Corp.................................    51,867    2,724,574
    AT&T, Inc........................................... 1,352,813   39,583,308
   #Atlantic Tele-Network, Inc..........................     9,497      358,702
   *Cbeyond, Inc........................................    13,690      153,739
   *CenturyLink, Inc....................................   133,826    4,966,283
   *Cincinnati Bell, Inc................................    99,876      345,571
   *Cogent Communications Group, Inc....................    16,210      244,285
    Consolidated Communications Holdings, Inc...........    15,019      270,642
   *Crown Castle International Corp.....................    41,815    1,814,771
  #*FiberTower Corp.....................................    28,409       31,818
    Frontier Communications Corp........................   448,022    3,355,685
   *General Communications, Inc. Class A................    28,610      324,723
  #*Global Crossing, Ltd................................    11,934      410,888
    HickoryTech Corp....................................     5,965       63,706
    IDT Corp. Class B...................................    10,766      259,784
  #*Iridium Communications, Inc.........................    45,428      387,501
  #*Leap Wireless International, Inc....................    51,554      693,917
  #*Level 3 Communications, Inc.........................   844,482    1,840,971
   *MetroPCS Communications, Inc........................   186,127    3,030,148
   *Neutral Tandem, Inc.................................    21,771      333,749
   *NII Holdings, Inc...................................    81,207    3,439,116
    NTELOS Holdings Corp................................    21,204      411,782
   *PAETEC Holding Corp.................................    64,736      286,133
   *Pendrell Corp.......................................     6,889       19,289
   *Premiere Global Services, Inc.......................    36,049      304,975
   *Primus Telecommunications Group, Inc................     1,119       15,230
   *SBA Communications Corp.............................    21,188      808,746
   #Shenandoah Telecommunications Co....................    11,941      189,384
   *Sprint Nextel Corp..................................   683,453    2,891,006
    SureWest Communications.............................     8,772      115,089
    Telephone & Data Systems, Inc.......................    29,360      832,650
    Telephone & Data Systems, Inc. Special Shares.......    26,782      667,407
   *tw telecom, inc.....................................    74,330    1,468,018
   *United States Cellular Corp.........................    22,258      983,581

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Telecommunication Services -- (Continued)
    USA Mobility, Inc......................................  14,023 $   231,520
    Verizon Communications, Inc............................ 628,388  22,175,813
   *Vonage Holdings Corp...................................  84,000     336,840
    Warwick Valley Telephone Co............................   3,243      45,499
    Windstream Corp........................................ 153,556   1,874,919
                                                                    -----------
Total Telecommunication Services                                     99,137,493
                                                                    -----------
Utilities -- (3.2%)
   *AES Corp............................................... 367,545   4,524,479
    AGL Resources, Inc.....................................  39,786   1,623,269
    ALLETE, Inc............................................  17,904     720,636
    Alliant Energy Corp....................................  37,851   1,491,708
    Ameren Corp............................................  49,294   1,420,653
    American Electric Power Co., Inc.......................  76,651   2,825,356
    American States Water Co...............................   9,415     321,899
    American Water Works Co., Inc..........................  45,693   1,279,404
    Aqua America, Inc......................................  69,587   1,471,765
    Artesian Resources Corp................................   2,709      49,304
    Atmos Energy Corp......................................  45,537   1,522,302
    Avista Corp............................................  28,176     710,317
   #Black Hills Corp.......................................  19,239     574,861
  #*Cadiz, Inc.............................................   2,464      26,562
    California Water Service Group.........................  22,588     413,586
   *Calpine Corp........................................... 211,257   3,432,926
    CenterPoint Energy, Inc................................  86,961   1,702,696
    Central Vermont Public Service Corp....................   6,710     235,454
    CH Energy Group, Inc...................................  10,263     524,131
    Chesapeake Utilities Corp..............................   4,561     176,100
    Cleco Corp.............................................  31,599   1,097,117
   #CMS Energy Corp........................................  69,200   1,324,488
    Connecticut Water Services, Inc........................   4,541     115,024
    Consolidated Edison, Inc...............................  48,345   2,542,947
    Consolidated Water Co., Ltd............................   7,875      71,032
    Constellation Energy Group, Inc........................  35,929   1,395,123
    Delta Natural Gas Co., Inc.............................   1,429      46,271
   #Dominion Resources, Inc................................  95,833   4,643,109
   #DPL, Inc...............................................  59,562   1,801,750
    DTE Energy Co..........................................  34,660   1,727,454
    Duke Energy Corp....................................... 219,789   4,088,075
   *Dynegy, Inc............................................  72,606     415,306
    Edison International, Inc..............................  69,891   2,660,750
    El Paso Electric Co....................................  21,200     709,140
   #Empire District Electric Co............................  21,265     434,019
    Entergy Corp...........................................  37,927   2,533,524
   #Exelon Corp............................................ 104,643   4,611,617
    FirstEnergy Corp.......................................  66,060   2,949,579
    Gas Natural, Inc.......................................   2,256      25,267
   *GenOn Energy, Inc...................................... 485,177   1,887,339
    Great Plains Energy, Inc...............................  71,987   1,451,978
    Hawaiian Electric Industries, Inc......................  49,280   1,153,152
    IDACORP, Inc...........................................  24,995     980,054
    Integrys Energy Group, Inc.............................  39,544   1,985,504
    ITC Holdings Corp......................................  25,618   1,799,921
    Laclede Group, Inc.....................................  11,244     418,839
    MDU Resources Group, Inc...............................  91,461   1,971,899
    MGE Energy, Inc........................................  11,187     459,562
    Middlesex Water Co.....................................   7,236     132,346
    National Fuel Gas Co...................................  16,958   1,227,420
    New Jersey Resources Corp..............................  21,532     939,011
    NextEra Energy, Inc....................................  65,015   3,592,079
    Nicor, Inc.............................................  20,538   1,123,429

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                SHARES           VALUE+
                                              ----------     --------------
Utilities -- (Continued)
   #NiSource, Inc............................     57,240     $    1,152,241
    Northeast Utilities, Inc.................     36,084          1,226,856
    Northwest Natural Gas Co.................     13,441            599,603
    NorthWestern Corp........................     18,516            592,882
   *NRG Energy, Inc..........................    114,038          2,796,212
    NSTAR....................................     25,400          1,125,982
    NV Energy, Inc...........................    125,628          1,864,320
    OGE Energy Corp..........................     20,022          1,001,901
    Oneok, Inc...............................     21,927          1,596,066
    Ormat Technologies, Inc..................     26,141            545,301
    Otter Tail Corp..........................     18,109            376,305
    Pennichuck Corp..........................      1,797             51,304
   #Pepco Holdings, Inc......................     46,129            861,690
    PG&E Corp................................     63,309          2,622,892
   #Piedmont Natural Gas Co..................     36,911          1,076,694
    Pinnacle West Capital Corp...............     25,155          1,065,314
    PNM Resources, Inc.......................     42,937            644,914
    Portland General Electric Co.............     38,825            962,084
    PPL Corp.................................     91,203          2,544,564
    Progress Energy, Inc.....................     41,732          1,950,554
    Public Service Enterprise Group, Inc.....    115,268          3,775,027
    Questar Corp.............................    111,324          2,051,701
    RGC Resources, Inc.......................        599             19,096
   #SCANA Corp...............................     26,240          1,028,346
    Sempra Energy............................     36,150          1,832,444
    SJW Corp.................................     10,733            252,440
   #South Jersey Industries, Inc.............     15,075            761,288
    Southern Co..............................    139,865          5,530,262
    Southwest Gas Corp.......................     23,144            863,040
  #*Synthesis Energy Systems, Inc............     29,577             61,224
    TECO Energy, Inc.........................    109,674          2,032,259
    UGI Corp.................................     56,678          1,717,343
   #UIL Holdings Corp........................     25,268            806,807
    UniSource Energy Corp....................     18,473            680,176
    Unitil Corp..............................      5,369            137,178
    Vectren Corp.............................     41,512          1,096,332
   #Westar Energy, Inc.......................     60,060          1,550,149
    WGL Holdings, Inc........................     26,043          1,010,729
    Wisconsin Energy Corp....................     47,730          1,462,924
    Xcel Energy, Inc.........................     98,899          2,373,576
    York Water Co............................      5,712             97,332
                                                             --------------
Total Utilities..............................                   131,158,885
                                                             --------------
TOTAL COMMON STOCKS..........................                 3,734,103,396
                                                             --------------
RIGHTS/WARRANTS -- (0.0%)
   *Accuride Corp. Warrants 02/26/12.........      3,543                248
  .*Avalon Contingent Value Rights...........      1,800                 --
  .*Capital Bank Corp. Rights 03/04/11.......        988                 --
   *Celgene Corp. Contingent Value Rights....     15,938             32,673
  .*Contra Pharmacopeia Contingent Value
     Rights..................................      3,300                 --
  .*Emergent Biosolutions, Inc. Contingent
     Value Rights............................      1,100                 --
   .Ligand Pharmaceuticals, Inc. Class B
     Contingent Value Rights.................      7,600                 --
  .*U.S. Concrete, Inc. Warrants A 08/31/17..        294                 --
  .*U.S. Concrete, Inc. Warrants B 08/31/17..        294                 --
   *Valley National Bancorp Warrants
     06/30/15................................        138                374
                                                             --------------
TOTAL RIGHTS/WARRANTS........................                        33,295
                                                             --------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
    BlackRock Liquidity Funds Tempcash
      Portfolio - Institutional Shares....... 15,418,707         15,418,707
                                                             --------------

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                      SHARES/
                                                       FACE
                                                      AMOUNT         VALUE+
                                                    ------------ --------------
                                                       (000)
SECURITIES LENDING COLLATERAL -- (8.1%)
(S)@DFA Short Term Investment Fund.................  327,975,374 $  327,975,374
   @Repurchase Agreement, JPMorgan Securities LLC
     0.20%, 08/01/11 (Collateralized by $2,305,725
     FNMA, rates ranging from 4.500% to 6.500%,
     maturities ranging from 05/01/36 to 07/01/41,
     valued at $2,312,977) to be repurchased at
     $2,238,576.................................... $      2,239      2,238,539
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL                                 330,213,913
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,601,407,403)^^..........................              $4,079,769,311
                                                                 ==============

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------

                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  503,462,859           --   --    $  503,462,859
   Consumer Staples.........    297,144,944           --   --       297,144,944
   Energy...................    435,207,669 $      3,348   --       435,211,017
   Financials...............    580,140,354           --   --       580,140,354
   Health Care..............    410,613,442       26,515   --       410,639,957
   Industrials..............    477,707,897       88,650   --       477,796,547
   Information Technology...    602,487,022           --   --       602,487,022
   Materials................    196,788,020           --   --       196,788,020
   Other....................        136,298           --   --           136,298
   Telecommunication
     Services...............     99,137,493           --   --        99,137,493
   Utilities................    131,158,885           --   --       131,158,885
Rights/Warrants.............         33,295           --   --            33,295
Temporary Cash Investments..     15,418,707           --   --        15,418,707
Securities Lending
  Collateral................             --  330,213,913   --       330,213,913
                             -------------- ------------   --    --------------
TOTAL....................... $3,749,436,885 $330,332,426   --    $4,079,769,311
                             ============== ============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                         U.S. CORE EQUITY 2 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                             SHARES    VALUE+
                                                             ------- ----------
COMMON STOCKS -- (88.1%)
Consumer Discretionary -- (12.2%)
   *1-800-FLOWERS.COM, Inc..................................  31,098 $   93,605
   *99 Cents Only Stores....................................  87,518  1,728,480
    Aaron's, Inc............................................ 106,163  2,676,369
    Abercrombie & Fitch Co..................................  98,036  7,168,392
   *AC Moore Arts & Crafts, Inc.............................  23,777     43,987
    Acme United Corp........................................   2,302     23,273
    Advance Auto Parts, Inc.................................  19,701  1,082,964
  #*Aeropostale, Inc........................................  33,343    561,830
   *AFC Enterprises, Inc....................................  23,483    362,812
    AH Belo Corp............................................  20,538    131,443
    Aldila, Inc.............................................   5,648     21,745
   *Amazon.com, Inc.........................................  36,479  8,117,307
    Ambassadors Group, Inc..................................  23,469    199,956
   *AMC Networks, Inc. Class A..............................  12,450    463,016
    Amcon Distributing Co...................................     668     43,660
  #*American Apparel, Inc...................................  38,775     40,326
   *American Axle & Manufacturing Holdings, Inc.............  63,546    728,873
   *American Biltrite, Inc..................................   3,616     30,519
   #American Eagle Outfitters, Inc.......................... 257,250  3,380,265
   #American Greetings Corp. Class A........................  29,700    658,449
  #*American Public Education, Inc..........................   9,932    452,601
   *America's Car-Mart, Inc.................................  13,590    459,886
   *Amerigon, Inc...........................................  13,689    230,249
    Ameristar Casinos, Inc..................................  61,105  1,356,531
  #*ANN, Inc................................................  73,290  1,901,143
   *Apollo Group, Inc. Class A..............................  15,844    805,351
    Arbitron, Inc...........................................  18,047    705,999
  #*Archipelago Learning, Inc...............................  11,783    113,588
   *Arctic Cat, Inc.........................................  15,374    253,364
    Ark Restaurants Corp....................................   4,568     69,205
   *Asbury Automotive Group, Inc............................  43,773    942,433
   *Ascena Retail Group, Inc................................  98,688  3,189,596
   *Ascent Capital Group, Inc. Class A......................  17,706    851,836
  #*Atrinsic, Inc...........................................   4,347     17,127
   *Audiovox Corp. Class A..................................  25,637    184,330
   #Autoliv, Inc............................................  22,605  1,495,547
  #*AutoNation, Inc......................................... 116,877  4,395,744
   *AutoZone, Inc...........................................   4,966  1,417,545
   *Bakers Footwear Group, Inc..............................   2,149      2,170
   *Ballantyne Strong, Inc..................................  17,138     65,467
  #*Bally Technologies, Inc.................................  21,700    855,631
   #Barnes & Noble, Inc.....................................  66,877  1,163,660
    Bassett Furniture Industries, Inc.......................  10,534     83,219
   *Beasley Broadcast Group, Inc............................   8,562     36,046
  #*Beazer Homes USA, Inc...................................  99,412    288,295
    bebe stores, Inc........................................ 109,054    808,090
   *Bed Bath & Beyond, Inc..................................  45,415  2,656,323
   *Belo Corp............................................... 157,142  1,098,423
   *Benihana, Inc...........................................   5,231     47,707
   *Benihana, Inc. Class A..................................  10,080     92,938
   #Best Buy Co., Inc....................................... 113,143  3,122,747
    Big 5 Sporting Goods Corp...............................  27,837    229,655
   *Big Lots, Inc...........................................  81,887  2,852,124
   *Biglari Holdings, Inc...................................   2,023    744,808
  #*BJ's Restaurants, Inc...................................  33,901  1,571,989
  #*Blockbuster, Inc. Class A...............................  10,100        879
  #*Blue Nile, Inc..........................................   4,686    198,499
   *Bluegreen Corp..........................................  31,025     80,044

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
    Blyth, Inc.............................................  10,900 $   689,534
    Bob Evans Farms, Inc...................................  38,759   1,338,736
   #Bon-Ton Stores, Inc. (The).............................  26,063     264,539
   #Books-A-Million, Inc...................................  20,408      63,061
  #*Borders Group, Inc.....................................  29,108         611
  #*BorgWarner, Inc........................................  25,400   2,022,348
    Bowl America, Inc. Class A.............................   3,649      46,452
  #*Boyd Gaming Corp....................................... 102,300     894,102
  #*Bridgepoint Education, Inc.............................  11,028     273,053
    Brinker International, Inc.............................  76,604   1,840,028
   *Brookfield Residential Properties, Inc.................  12,433     123,957
   #Brown Shoe Co., Inc....................................  51,833     523,513
   #Brunswick Corp......................................... 101,344   2,212,340
   #Buckle, Inc............................................  38,775   1,718,120
   *Buffalo Wild Wings, Inc................................  17,769   1,128,865
   *Build-A-Bear-Workshop, Inc.............................  22,900     141,751
  #*Cabela's, Inc..........................................  88,343   2,417,064
    Cablevision Systems Corp...............................  49,802   1,213,177
   *Cache, Inc.............................................  18,700     108,460
  .*California Coastal Communities, Inc....................   4,926          --
    Callaway Golf Co.......................................  85,328     541,833
   *Cambium Learning Group, Inc............................  82,306     260,087
   *Canterbury Park Holding Corp...........................   5,270      59,920
   *Capella Education Co...................................   9,472     404,928
  #*Career Education Corp..................................  90,662   2,057,121
   *Caribou Coffee Co., Inc................................  27,187     359,140
   *CarMax, Inc............................................  48,411   1,547,700
   *Carmike Cinemas, Inc...................................   7,114      44,178
    Carnival Corp.......................................... 264,200   8,797,860
    Carriage Services, Inc.................................  19,638     112,133
   *Carrols Restaurant Group, Inc..........................  27,855     273,815
   *Carter's, Inc..........................................  77,010   2,579,835
   *Casual Male Retail Group, Inc..........................  64,051     269,655
    Cato Corp. Class A.....................................  37,040   1,030,453
   *Cavco Industries, Inc..................................   8,463     360,185
    CBS Corp. Class A......................................  18,791     518,632
    CBS Corp. Class B...................................... 436,051  11,934,716
    CEC Entertainment, Inc.................................  20,808     805,270
  #*Central European Media Enterprises, Ltd. Class A.......  12,200     233,264
  #*Charles & Colvard, Ltd.................................  19,498      47,770
   *Charming Shoppes, Inc.................................. 152,498     625,242
  #*Cheesecake Factory, Inc................................  75,818   2,185,833
    Cherokee, Inc..........................................   8,005     126,959
    Chico's FAS, Inc....................................... 186,425   2,813,153
  #*Children's Place Retail Stores, Inc. (The).............  35,080   1,695,066
  #*Chipotle Mexican Grill, Inc............................   8,526   2,767,369
    Choice Hotels International, Inc.......................  32,207     981,991
    Christopher & Banks Corp...............................  42,516     267,851
   *Chromcraft Revington, Inc..............................   2,958       4,141
    Churchill Downs, Inc...................................  20,913     918,708
    Cinemark Holdings, Inc................................. 152,349   2,969,282
   *Citi Trends, Inc.......................................  18,453     258,896
   *Clear Channel Outdoor Holdings, Inc. Class A...........  35,623     418,570
    Coach, Inc.............................................  28,857   1,863,008
   *Coast Distribution System, Inc.........................   1,760       5,280
   *Cobra Electronics Corp.................................   7,489      29,207
  #*Coinstar, Inc..........................................  30,758   1,502,836
   *Coldwater Creek, Inc...................................  99,712     125,637
  #*Collective Brands, Inc.................................  77,796     916,437
    Collectors Universe, Inc...............................   8,599     134,488
   #Columbia Sportswear Co.................................  45,600   2,617,440

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
    Comcast Corp. Class A.................................. 918,589 $22,064,508
    Comcast Corp. Special Class A.......................... 337,406   7,875,056
  #*Conn's, Inc............................................  40,050     329,612
    Cooper Tire & Rubber Co................................  69,570   1,172,950
   *Core-Mark Holding Co., Inc.............................  15,499     577,183
   *Corinthian Colleges, Inc...............................  66,305     275,829
   *Cost Plus, Inc.........................................  28,328     251,836
   #CPI Corp...............................................   7,862      87,583
   #Cracker Barrel Old Country Store, Inc..................  14,632     660,050
   *Craftmade International, Inc...........................   2,176       6,528
   *Crocs, Inc............................................. 105,000   3,289,650
  #*Crown Media Holdings, Inc..............................  51,918      88,261
    CSS Industries, Inc....................................   8,300     164,672
   *Culp, Inc..............................................  14,500     129,050
   *Cumulus Media, Inc.....................................  17,457      61,623
   *Cybex International, Inc...............................   9,222       7,387
   *Cycle Country Accessories Corp.........................     554         188
  #*Dana Holding Corp...................................... 169,411   2,824,081
   #Darden Restaurants, Inc................................  65,857   3,345,536
  #*Deckers Outdoor Corp...................................  41,400   4,108,950
   *dELiA*s, Inc...........................................  15,474      27,234
   *Delta Apparel, Inc.....................................  16,268     319,992
    Destination Maternity Corp.............................  16,919     277,810
   #DeVry, Inc.............................................  55,707   3,461,633
   *DGSE Cos., Inc.........................................   8,810      78,057
   *Dick's Sporting Goods, Inc.............................  28,649   1,060,013
    Dillard's, Inc. Class A................................  87,901   4,945,310
   *DineEquity, Inc........................................  24,063   1,253,682
   *DIRECTV Class A........................................ 110,916   5,621,223
   *Discovery Communications, Inc. (25470F104).............  42,342   1,685,212
   *Discovery Communications, Inc. (25470F203).............   2,270      90,267
   *Discovery Communications, Inc. (25470F302).............  35,622   1,283,461
   *DISH Network Corp......................................  43,138   1,278,179
   *Dixie Group, Inc.......................................  10,388      44,980
   *Dolan Media Co.........................................  37,705     299,001
  #*Dollar General Corp....................................  19,930     626,998
   *Dollar Tree, Inc.......................................  24,380   1,614,687
   *Domino's Pizza, Inc....................................  54,909   1,475,405
   *Dorman Products, Inc...................................  23,653     845,122
    Dover Downs Gaming & Entertainment, Inc................  17,200      53,320
   *Dover Motorsports, Inc.................................   9,156      16,939
    DR Horton, Inc......................................... 426,280   5,064,206
   *Dreams, Inc............................................  28,068      73,819
  #*DreamWorks Animation SKG, Inc..........................  13,230     289,208
    Drew Industries, Inc...................................  29,190     621,747
   *DSW, Inc...............................................  47,790   2,531,914
   *Duckwall-ALCO Stores, Inc..............................     100       1,120
   *E.W. Scripps Co. Class A (The).........................  61,083     526,535
  #*Eastman Kodak Co....................................... 302,937     727,049
    EDCI Holdings, Inc.....................................   3,419      15,044
  #*Education Management Corp..............................  11,016     245,767
    Educational Development Corp...........................   3,809      20,378
    Einstein Noah Restaurant Group, Inc....................  20,883     327,445
   *Emerson Radio Corp.....................................  23,438      41,485
   *Emmis Communications Corp. Class A.....................   5,500       5,555
  #*Empire Resorts, Inc....................................  12,000      10,920
   *Enova Systems, Inc.....................................   6,780       4,746
   *Entercom Communications Corp...........................  37,980     301,561
  #*Entertainment Gaming Asia, Inc.........................   8,232       2,799
   *Entravision Communications Corp........................  67,425     130,130
   *EnviroStar, Inc........................................     100         127

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
    Escalade, Inc...........................................   8,732 $   51,693
   #Ethan Allen Interiors, Inc..............................  38,367    705,953
   *Ever-Glory International Group, Inc.....................   2,000      3,780
   *Exide Technologies......................................  99,958    715,699
    Expedia, Inc............................................ 106,061  3,361,073
    Family Dollar Stores, Inc...............................  53,600  2,846,696
   *Famous Dave's of America, Inc...........................   9,044     92,791
   *Federal-Mogul Corp...................................... 110,332  2,115,064
    Finish Line, Inc. Class A...............................  69,173  1,473,385
   *Fisher Communications, Inc..............................   9,960    292,027
    Flanigan's Enterprises, Inc.............................   1,000      7,190
    Flexsteel Industries, Inc...............................   7,743    118,081
    Foot Locker, Inc........................................ 205,357  4,462,408
   *Ford Motor Co........................................... 333,761  4,075,222
    Fortune Brands, Inc..................................... 122,709  7,388,309
   *Fossil, Inc.............................................  78,094  9,814,073
   *Frederick's of Hollywood Group, Inc.....................   4,166      2,791
    Fred's, Inc.............................................  52,198    687,970
    Frisch's Restaurants, Inc...............................   7,545    159,124
  #*Fuel Systems Solutions, Inc.............................  24,920    529,301
   *Full House Resorts, Inc.................................  19,925     62,963
   *Furniture Brands International, Inc.....................  67,832    273,363
    Gaiam, Inc..............................................  18,959     81,903
  #*GameStop Corp. Class A.................................. 197,221  4,650,471
   *GameTech International, Inc.............................   2,571        643
    Gaming Partners International Corp......................   8,266     64,805
   #Gannett Co., Inc........................................ 320,335  4,087,475
    Gap, Inc................................................ 127,994  2,469,004
   #Garmin, Ltd............................................. 118,694  3,872,985
  #*Gaylord Entertainment Co................................  62,506  1,833,926
   *Geeknet, Inc............................................   6,018    148,284
   *Genesco, Inc............................................  30,075  1,557,885
    Gentex Corp.............................................  70,615  2,001,229
   #Genuine Parts Co........................................  80,222  4,264,602
   *G-III Apparel Group, Ltd................................  26,234    809,844
   *Global Sources, Ltd.....................................  41,644    383,541
   *Global Traffic Network, Inc.............................  24,897    293,536
  #*Golfsmith International Holdings, Inc...................  10,241     42,500
   *Goodyear Tire & Rubber Co...............................  96,200  1,555,554
   *Grand Canyon Education, Inc.............................  17,810    274,096
   *Gray Television, Inc....................................  59,118    143,657
   *Gray Television, Inc. Class A...........................   3,160      6,636
   *Great Wolf Resorts, Inc.................................  34,299    119,704
   #Group 1 Automotive, Inc.................................  31,715  1,510,585
    Guess?, Inc.............................................  16,174    616,553
   #H&R Block, Inc..........................................  48,700    728,552
   *Hallwood Group, Inc.....................................   1,023     16,399
   *Hampshire Group, Ltd....................................   1,000      3,700
   *Hanesbrands, Inc........................................  37,637  1,148,305
    Harley-Davidson, Inc....................................  64,955  2,818,397
    Harman International Industries, Inc....................  77,397  3,219,715
   *Harris Interactive, Inc.................................  13,112     10,490
    Harte-Hanks, Inc........................................  83,703    683,854
    Hasbro, Inc.............................................  34,967  1,383,295
   *Hastings Entertainment, Inc.............................   2,673     12,429
    Haverty Furniture Cos., Inc.............................  23,192    257,199
    Haverty Furniture Cos., Inc. Class A....................   2,432     26,849
   *Heelys, Inc.............................................   6,558     14,756
   *Helen of Troy, Ltd......................................  39,387  1,270,231
  #*hhgregg, Inc............................................  25,795    318,052
   *Hibbett Sporting Goods, Inc.............................  24,675    968,247

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
   #Hillenbrand, Inc.......................................  52,468 $ 1,148,525
   *Hollywood Media Corp...................................  12,071      19,434
    Home Depot, Inc........................................ 311,330  10,874,757
    Hooker Furniture Corp..................................  16,557     149,344
    Hot Topic, Inc.........................................  57,405     428,815
  #*Hovnanian Enterprises, Inc.............................  55,200     105,984
   *HSN, Inc...............................................  62,267   2,035,508
   *Hyatt Hotels Corp. Class A.............................   9,826     381,151
   *Iconix Brand Group, Inc................................  92,857   2,166,354
   *Image Entertainment, Inc...............................   8,257       1,239
   *Infosonics Corp........................................   4,740       3,650
    International Game Technology..........................  56,806   1,056,024
    International Speedway Corp............................  36,869   1,031,226
    Interpublic Group of Cos., Inc. (The).................. 522,469   5,125,421
   *Interval Leisure Group, Inc............................  65,750     844,888
  #*iRobot Corp............................................  32,678   1,142,423
   *Isle of Capri Casinos, Inc.............................  50,092     424,780
  #*ITT Educational Services, Inc..........................   5,900     505,453
   *J. Alexander's Corp....................................  13,496      88,264
   #J.C. Penney Co., Inc................................... 204,800   6,299,648
  #*Jack in the Box, Inc...................................  70,959   1,612,188
   *Jaclyn, Inc............................................     698       4,712
  #*JAKKS Pacific, Inc.....................................  33,289     580,893
    Jarden Corp............................................ 102,085   3,163,614
  .*Jennifer Convertibles, Inc.............................   1,300          --
    Johnson Controls, Inc.................................. 213,952   7,905,526
   *Johnson Outdoors, Inc. Class A.........................  19,561     348,773
    Jones Group, Inc. (The)................................ 105,948   1,370,967
  #*Jos. A. Bank Clothiers, Inc............................  36,577   1,876,766
   *Journal Communications, Inc............................  56,499     280,235
  #*K12, Inc...............................................  34,520   1,107,402
   #KB Home................................................ 120,600   1,023,894
   *Kenneth Cole Productions, Inc. Class A.................  12,006     153,197
   *Kid Brands, Inc........................................  44,675     205,058
  #*Kirkland's, Inc........................................  26,038     280,950
   *Knology, Inc...........................................  34,908     479,287
    Kohl's Corp............................................ 117,952   6,453,154
   *Kona Grill, Inc........................................  11,997      88,298
    Koss Corp..............................................   3,645      22,526
   *Krispy Kreme Doughnuts, Inc............................  81,967     670,490
    KSW, Inc...............................................   7,439      29,384
  #*K-Swiss, Inc. Class A..................................  35,759     381,191
    Lacrosse Footwear, Inc.................................   8,544     118,762
   *Lakeland Industries, Inc...............................   5,841      48,130
   *Lakes Entertainment, Inc...............................  25,933      56,534
  #*Lamar Advertising Co. Class A..........................  61,943   1,577,069
   *Las Vegas Sands Corp...................................  56,918   2,685,391
   *Lazare Kaplan International, Inc.......................   3,667       9,223
   *La-Z-Boy, Inc..........................................  68,824     603,586
   *Leapfrog Enterprises, Inc..............................  51,552     201,053
   #Lear Corp..............................................  49,581   2,429,469
    Learning Tree International, Inc.......................  16,482     165,314
  #*Lee Enterprises, Inc...................................  46,810      43,065
    Leggett & Platt, Inc................................... 158,897   3,448,065
   #Lennar Corp. Class A................................... 207,731   3,674,761
    Lennar Corp. Class B Voting............................  32,800     462,480
  #*Libbey, Inc............................................  15,961     246,917
   *Liberty Global, Inc. Class A...........................  83,561   3,492,850
  #*Liberty Global, Inc. Class B...........................     697      30,389
   *Liberty Global, Inc. Class C...........................  76,931   3,074,932
   *Liberty Media Corp. Capital Class A.................... 119,104   9,505,690

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
   *Liberty Media Corp. Capital Class B....................   3,057 $   244,820
   *Liberty Media Corp. Interactive Class A................ 509,102   8,354,364
   *Liberty Media Corp. Interactive Class B................  10,711     176,517
   *Liberty Media-Starz Corp. Series A.....................  66,952   5,139,236
   *Liberty Media-Starz Corp. Series B.....................   1,765     140,609
  #*Life Time Fitness, Inc.................................  52,456   2,190,563
    Lifetime Brands, Inc...................................  14,732     162,052
    Limited Brands, Inc.................................... 115,444   4,370,710
   *LIN TV Corp. Class A...................................  39,076     160,212
    Lincoln Educational Services Corp......................  32,420     579,670
    Lithia Motors, Inc.....................................  29,970     618,581
   *Live Nation Entertainment, Inc......................... 223,321   2,478,863
   *LKQ Corp............................................... 188,176   4,623,484
  #*LodgeNet Interactive Corp..............................  18,107      51,243
   *Lowe's Cos., Inc....................................... 606,612  13,090,687
   *Luby's, Inc............................................  30,352     166,025
   *Lumber Liquidators Holdings, Inc.......................   1,340      21,051
   *M/I Homes, Inc.........................................  30,680     346,684
    Mac-Gray Corp..........................................  17,078     251,047
    Macy's, Inc............................................ 276,516   7,983,017
   *Madison Square Garden Co. (The)........................  81,238   2,152,807
   *Maidenform Brands, Inc.................................  31,004     801,453
    Marcus Corp............................................  26,307     254,652
   *Marine Products Corp...................................  45,208     246,384
   *MarineMax, Inc.........................................  29,195     268,302
   #Marriott International, Inc. Class A...................  31,995   1,039,838
  #*Martha Stewart Living Omnimedia, Inc. Class A..........  34,510     141,491
    Mattel, Inc............................................ 125,420   3,343,697
   #Matthews International Corp. Class A...................  38,881   1,407,103
   *MAXXAM, Inc............................................       6       3,900
  #*McClatchy Co. (The)....................................  80,403     180,907
   *McCormick & Schmick's Seafood Restaurants, Inc.........  33,175     293,267
    McDonald's Corp........................................  93,700   8,103,176
    McGraw-Hill Cos., Inc..................................  27,929   1,161,846
   #MDC Holdings, Inc......................................  58,455   1,321,668
  #*Media General, Inc. Class A............................  28,031      76,525
    Men's Wearhouse, Inc. (The)............................  66,398   2,177,190
   #Meredith Corp..........................................  47,880   1,429,218
  #*Meritage Homes Corp....................................  40,774     890,912
   *Meritage Hospitality Group, Inc........................     299         613
  #*MGM Resorts International.............................. 402,258   6,078,118
   *Midas, Inc.............................................  16,065      87,715
   *Modine Manufacturing Co................................  61,802     921,468
   *Mohawk Industries, Inc.................................  91,155   4,742,795
   *Monarch Casino & Resort, Inc...........................  19,158     221,275
   #Monro Muffler Brake, Inc...............................  46,126   1,649,466
   *Morgans Hotel Group Co.................................  15,437     110,529
   #Morningstar, Inc.......................................  17,548   1,094,293
   *Morton's Restaurant Group, Inc.........................  19,373     134,255
   *Motorcar Parts of America, Inc.........................  12,172     157,141
    Movado Group, Inc......................................  24,281     392,867
   *MTR Gaming Group, Inc..................................  25,288      74,600
   *Multimedia Games Holding Co., Inc......................  25,419     110,318
   *Nathan's Famous, Inc...................................   7,355     139,819
    National CineMedia, Inc................................  46,842     689,983
   *Nautilus, Inc..........................................  33,248      62,506
   *Navarre Corp...........................................  37,760      74,765
  #*Netflix, Inc...........................................  20,041   5,330,706
   *Nevada Gold & Casinos, Inc.............................   1,500       2,460
   *New Frontier Media, Inc................................   8,547      11,966
   *New York & Co., Inc....................................  76,334     416,784

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
  #*New York Times Co. Class A (The)....................... 193,971 $ 1,664,271
    Newell Rubbermaid, Inc................................. 160,409   2,489,548
    News Corp. Class A..................................... 810,276  12,980,622
    News Corp. Class B..................................... 305,808   5,045,832
   *Nexstar Broadcasting Group, Inc........................   9,894      86,671
    NIKE, Inc. Class B.....................................  39,567   3,566,965
   *Nobel Learning Communities, Inc........................   7,937      93,022
   *Nobility Homes, Inc....................................   2,557      20,200
    Nordstrom, Inc.........................................  35,572   1,784,292
   #Nutri/System, Inc......................................  25,212     376,667
  #*NVR, Inc...............................................   5,549   3,773,819
   *O'Charley's, Inc.......................................  24,382     148,486
   *Office Depot, Inc...................................... 345,534   1,306,119
   *OfficeMax, Inc.........................................  98,666     698,555
    Omnicom Group, Inc.....................................  50,961   2,391,090
   *Orange 21, Inc.........................................     465         814
   *Orbitz Worldwide, Inc..................................  92,127     300,334
   *O'Reilly Automotive, Inc...............................  90,600   5,390,700
   *Orient-Express Hotels, Ltd............................. 129,292   1,278,698
  .*Orleans Homebuilders, Inc..............................  15,031          --
    Outdoor Channel Holdings, Inc..........................  31,779     211,330
   *Overstock.com, Inc.....................................  22,059     279,929
   #Oxford Industries, Inc.................................  22,112     866,348
   *P & F Industries, Inc. Class A.........................   2,869      14,001
   #P.F. Chang's China Bistro, Inc.........................  26,718     879,824
   *Pacific Sunwear of California, Inc.....................  83,947     234,212
   *Panera Bread Co. Class A...............................  19,844   2,288,212
   *Papa John's International, Inc.........................  26,588     829,811
  #*Peet's Coffee & Tea, Inc...............................  16,392     957,293
   *Penn National Gaming, Inc.............................. 105,166   4,409,610
    Penske Automotive Group, Inc........................... 123,612   2,735,534
    Pep Boys - Manny, Moe & Jack (The).....................  64,972     698,449
   *Perry Ellis International, Inc.........................  21,504     502,548
   #PetMed Express, Inc....................................  24,350     267,120
    PetSmart, Inc..........................................  39,873   1,715,336
  #*Pier 1 Imports, Inc.................................... 139,418   1,532,204
   *Pinnacle Entertainment, Inc............................  76,630   1,105,771
   *Point.360..............................................   6,026       3,857
   *PokerTek, Inc..........................................     640         794
    Polaris Industries, Inc................................  23,388   2,772,647
    Polo Ralph Lauren Corp.................................  12,900   1,742,403
    Pool Corp..............................................  48,454   1,296,144
   *Premier Exhibitions, Inc...............................   6,900      12,558
  #*Priceline.com, Inc.....................................   4,200   2,258,130
   *Princeton Review, Inc..................................  12,792       2,942
  #*Pulte Group, Inc....................................... 479,176   3,291,939
    PVH Corp...............................................  73,475   5,257,136
   *Q.E.P. Co., Inc........................................     670      14,700
  #*Quantum Fuel Systems Technologies Worldwide, Inc.......     156         680
   *Quiksilver, Inc........................................ 206,492   1,086,148
  #*Radio One, Inc.........................................  34,782      49,738
  #*RadioShack Corp........................................ 139,916   1,947,631
   *Reading International, Inc. Class A....................  14,293      62,175
   *Reading International, Inc. Class B....................     300       2,091
   *Red Lion Hotels Corp...................................  21,237     160,339
   *Red Robin Gourmet Burgers, Inc.........................  20,538     706,918
  #*Regal Entertainment Group.............................. 110,822   1,417,413
    Regis Corp.............................................  74,117   1,100,637
    Rent-A-Center, Inc.....................................  84,701   2,291,162
   *Rentrak Corp...........................................  11,883     196,545
    RG Barry Corp..........................................  21,060     239,452

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   *Rick's Cabaret International, Inc.......................  11,206 $   91,889
   *Rockford Corp...........................................   1,653      5,372
   *Rocky Brands, Inc.......................................   7,529     95,844
    Ross Stores, Inc........................................  42,111  3,190,750
  #*Royal Caribbean Cruises, Ltd............................ 177,272  5,428,069
  #*Ruby Tuesday, Inc.......................................  81,492    740,762
   *Ruth's Hospitality Group, Inc...........................  46,628    268,111
    Ryland Group, Inc. (The)................................  56,702    835,220
   *Saga Communications, Inc................................   3,821    124,259
   *Saks, Inc............................................... 208,971  2,244,349
    Salem Communications Corp...............................  15,125     49,308
   *Sally Beauty Holdings, Inc.............................. 101,280  1,742,016
    Scholastic Corp.........................................  38,702  1,111,521
   *Scientific Games Corp................................... 106,393    972,432
    Scripps Networks Interactive, Inc.......................  36,355  1,684,691
   *Sealy Corp..............................................  86,780    190,048
  #*Sears Holdings Corp.....................................  98,364  6,853,020
   *Select Comfort Corp.....................................  45,800    770,356
    Service Corp. International............................. 355,943  3,726,723
    Shiloh Industries, Inc..................................  19,102    201,144
   *Shoe Carnival, Inc......................................  17,612    556,363
   *Shuffle Master, Inc.....................................  69,309    645,960
   *Shutterfly, Inc.........................................  31,472  1,712,077
   *Signet Jewelers, Ltd. ADR............................... 115,896  4,964,985
    Sinclair Broadcast Group, Inc. Class A..................  43,563    431,709
  #*Six Flags Entertainment Corp............................  14,783    520,509
  #*Skechers U.S.A., Inc. Class A...........................  42,553    708,507
    Skyline Corp............................................  10,884    147,261
   *Smith & Wesson Holding Corp.............................  76,231    256,136
    Sonesta International Hotels Corp. Class A..............   1,295     26,140
   #Sonic Automotive, Inc...................................  56,087    878,883
   *Sonic Corp..............................................  43,011    460,218
   #Sotheby's Class A.......................................  57,177  2,421,446
   *Spanish Broadcasting System, Inc. Class A...............   1,273      5,869
    Spartan Motors, Inc.....................................  42,734    196,576
   *Spectrum Group International, Inc.......................     940      2,679
    Speedway Motorsports, Inc...............................  54,178    736,821
   *Sport Chalet, Inc. Class A..............................   9,608     19,120
   *Sport Chalet, Inc. Class B..............................     525      1,155
    Stage Stores, Inc.......................................  47,969    853,848
    Standard Motor Products, Inc............................  30,287    430,075
  #*Standard Pacific Corp................................... 189,816    542,874
   *Stanley Furniture, Inc..................................  13,267     54,793
    Staples, Inc............................................ 111,646  1,793,035
    Starbucks Corp..........................................  67,563  2,708,601
    Starwood Hotels & Resorts Worldwide, Inc................  25,884  1,422,585
    Stein Mart, Inc.........................................  59,068    561,146
   *Steiner Leisure, Ltd....................................  18,878    917,848
   *Steinway Musical Instruments, Inc.......................  14,802    429,110
   *Steven Madden, Ltd......................................  51,484  1,961,540
    Stewart Enterprises, Inc................................ 114,611    796,546
   *Stoneridge, Inc.........................................  32,096    400,558
    Strattec Security Corp..................................   4,792    122,436
   #Strayer Education, Inc..................................   7,822    951,546
    Sturm Ruger & Co., Inc..................................  24,927    681,006
    Superior Industries International, Inc..................  35,475    718,014
   *Syms Corp...............................................  10,474    109,349
   *Systemax, Inc...........................................  45,091    734,532
  #*Talbots, Inc............................................     391      1,353
   *Tandy Brands Accessories, Inc...........................   5,800     12,122
   *Tandy Leather Factory, Inc..............................   7,929     40,517

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
    Target Corp............................................ 145,465 $ 7,489,993
   *Tempur-Pedic International, Inc........................  37,243   2,681,868
  #*Tenneco, Inc...........................................  37,500   1,497,750
    Texas Roadhouse, Inc...................................  93,769   1,549,064
    Thor Industries, Inc...................................  70,357   1,739,929
   #Tiffany & Co...........................................  42,344   3,370,159
   *Timberland Co. Class A.................................  53,490   2,288,837
    Time Warner Cable, Inc................................. 155,835  11,424,264
    Time Warner, Inc....................................... 505,637  17,778,197
    TJX Cos., Inc. (The)...................................  36,341   2,009,657
   *Toll Brothers, Inc..................................... 224,624   4,483,495
   *Town Sports International Holdings, Inc................  26,956     246,378
    Tractor Supply Co......................................  61,800   4,073,856
   *Trans World Entertainment Corp.........................   1,798       3,686
  #*True Religion Apparel, Inc.............................  33,576   1,131,175
   *TRW Automotive Holdings Corp........................... 134,566   6,791,546
  #*Tuesday Morning Corp...................................  75,510     324,693
    Tupperware Corp........................................  28,324   1,769,967
   *Ulta Salon Cosmetics & Fragrance, Inc..................  53,376   3,364,289
   *Under Armour, Inc. Class A.............................  27,700   2,033,457
   *Unifi, Inc.............................................  25,127     322,379
   *Universal Electronics, Inc.............................  17,801     416,721
    Universal Technical Institute, Inc.....................  30,611     529,570
  #*Urban Outfitters, Inc..................................  31,700   1,031,518
   *US Auto Parts Network, Inc.............................  35,617     266,771
   #V.F. Corp..............................................  69,430   8,109,424
    Vail Resorts, Inc......................................  47,601   2,177,746
  #*Valassis Communications, Inc...........................  53,800   1,441,840
    Value Line, Inc........................................   7,274      78,414
   *Valuevision Media, Inc. Class A........................  46,558     348,719
   #Viacom, Inc. Class A...................................  12,135     662,450
    Viacom, Inc. Class B................................... 138,600   6,711,012
   *Visteon Corp...........................................   1,092      68,468
   *Vitamin Shoppe, Inc....................................  19,908     867,192
   *WABCO Holdings, Inc....................................  27,768   1,750,772
   *Walking Co. Holdings, Inc. (The).......................   4,714      13,671
    Walt Disney Co. (The).................................. 798,924  30,854,445
   *Warnaco Group, Inc.....................................  56,350   3,003,455
   #Washington Post Co. Class B............................   8,393   3,376,504
    Weight Watchers International, Inc.....................  40,022   3,089,298
   *Wells-Gardner Electronics Corp.........................   4,382       8,720
    Wendy's Co. (The)...................................... 557,044   2,935,622
   *West Marine, Inc.......................................  28,524     292,371
  #*Westwood One, Inc......................................   3,376      19,176
  #*Wet Seal, Inc. (The)................................... 134,064     655,573
    Weyco Group, Inc.......................................  12,666     293,345
    Whirlpool Corp.........................................  64,897   4,492,819
    Wiley (John) & Sons, Inc. Class A......................  52,143   2,610,279
    Wiley (John) & Sons, Inc. Class B......................   7,535     378,295
    Williams Controls, Inc.................................   6,849      76,092
    Williams-Sonoma, Inc................................... 117,330   4,343,557
    Winmark Corp...........................................   3,349     151,408
  #*Winnebago Industries, Inc..............................  36,627     307,301
   *WMS Industries, Inc....................................  29,329     808,601
    Wolverine World Wide, Inc..............................  45,728   1,731,719
   #World Wrestling Entertainment, Inc.....................  28,791     289,925
    Wyndham Worldwide Corp................................. 183,114   6,333,913
    Wynn Resorts, Ltd......................................  22,900   3,519,272
    Yum! Brands, Inc.......................................  41,894   2,212,841
   *Zale Corp..............................................  27,827     156,109

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Discretionary -- (Continued)
  #*Zumiez, Inc...........................................  49,911 $  1,326,135
                                                                   ------------
Total Consumer Discretionary..............................          819,322,253
                                                                   ------------
Consumer Staples -- (5.7%)
    Alico, Inc............................................   8,371      204,336
   *Alliance One International, Inc....................... 114,124      375,468
    Altria Group, Inc..................................... 380,680   10,011,884
    Andersons, Inc. (The).................................  24,334    1,000,371
    Archer-Daniels-Midland Co............................. 282,343    8,577,580
    Arden Group, Inc. Class A.............................   2,422      214,977
    Avon Products, Inc....................................  35,572      933,054
    B&G Foods, Inc........................................  63,415    1,191,568
   *BJ's Wholesale Club, Inc..............................  58,984    2,969,844
   *Boston Beer Co., Inc. Class A.........................  13,396    1,207,649
    Bridgford Foods Corp..................................   7,329       80,985
    Brown-Forman Corp. Class A............................  12,697      904,026
   #Brown-Forman Corp. Class B............................  16,040    1,179,902
   #Bunge, Ltd............................................ 127,497    8,773,069
   *Cagle's, Inc. Class A.................................   4,588       19,086
   #Calavo Growers, Inc...................................  19,006      392,854
   #Cal-Maine Foods, Inc..................................  27,458      928,355
   #Campbell Soup Co......................................  37,516    1,239,904
    Casey's General Stores, Inc...........................  62,132    2,795,940
    CCA Industries, Inc...................................   5,962       33,566
  #*Central European Distribution Corp....................  86,014      832,616
   *Central Garden & Pet Co...............................  26,310      235,211
   *Central Garden & Pet Co. Class A......................  60,553      530,444
   *Chiquita Brands International, Inc....................  92,071    1,090,121
   #Church & Dwight Co., Inc..............................  95,360    3,846,822
   #Clorox Co.............................................  18,397    1,317,041
    Coca-Cola Bottling Co.................................   9,380      605,198
    Coca-Cola Co. (The)................................... 219,621   14,936,424
    Coca-Cola Enterprises, Inc............................ 166,190    4,671,601
   #Coffee Holding Co., Inc...............................   5,400      105,138
    Colgate-Palmolive Co..................................  36,006    3,038,186
   #ConAgra, Inc.......................................... 261,412    6,694,761
   *Constellation Brands, Inc. Class A.................... 156,717    3,195,460
   *Constellation Brands, Inc. Class B....................   6,095      123,850
    Corn Products International, Inc......................  98,530    5,014,192
    Costco Wholesale Corp.................................  94,939    7,428,977
   *Craft Brewers Alliance, Inc...........................  21,881      170,453
  #*Crystal Rock Holdings, Inc............................     200          174
    CVS Caremark Corp..................................... 603,286   21,929,446
   *Darling International, Inc............................ 130,118    2,196,392
   *Dean Foods Co......................................... 220,709    2,432,213
   #Diamond Foods, Inc....................................  29,380    2,103,314
  #*Dole Food Co., Inc.................................... 102,714    1,457,512
    Dr. Pepper Snapple Group, Inc......................... 149,063    5,628,619
   *Elizabeth Arden, Inc..................................  40,356    1,300,270
  #*Energizer Holdings, Inc...............................  44,428    3,582,674
    Estee Lauder Cos., Inc................................  18,898    1,982,589
    Farmer Brothers Co....................................  19,284      150,994
   #Flowers Foods, Inc.................................... 120,603    2,643,618
    Fresh Del Monte Produce, Inc..........................  79,093    1,938,569
    General Mills, Inc.................................... 108,088    4,037,087
    Golden Enterprises, Inc...............................   9,888       33,619
  #*Green Mountain Coffee, Inc............................  28,702    2,983,573
    Griffin Land & Nurseries, Inc. Class A................   5,988      167,125
   #H.J. Heinz Co.........................................  27,612    1,453,496
   *Hain Celestial Group, Inc.............................  57,721    1,866,120
   *Hansen Natural Corp...................................  18,900    1,448,118

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Staples -- (Continued)
   *Harbinger Group, Inc...................................   9,360 $    49,702
  #*Heckmann Corp.......................................... 151,152     911,447
    Herbalife, Ltd.........................................  44,162   2,460,707
    Hershey Co. (The)......................................  16,300     919,972
   #Hormel Foods Corp...................................... 130,198   3,771,836
  #*HQ Sustainable Maritime Industries, Inc................  14,730       3,093
   *IGI Labratories, Inc...................................     647         718
    Imperial Sugar Co......................................  16,137     372,442
    Ingles Markets, Inc....................................  16,760     258,104
    Inter Parfums, Inc.....................................  40,223     806,069
    J & J Snack Foods Corp.................................  24,487   1,265,733
    J.M. Smucker Co........................................ 102,584   7,993,345
   *John B. Sanfilippo & Son, Inc..........................   6,816      57,050
    Kellogg Co.............................................  30,401   1,695,768
    Kimberly-Clark Corp....................................  43,048   2,813,617
    Kraft Foods, Inc. Class A.............................. 758,296  26,070,216
    Kroger Co. (The)....................................... 130,294   3,240,412
   #Lancaster Colony Corp..................................  29,263   1,759,584
  #*Lifeway Foods, Inc.....................................   8,037      89,211
    Lorillard, Inc.........................................  16,724   1,776,423
   *Mannatech, Inc.........................................  20,002      16,398
    McCormick & Co., Inc. Non-Voting.......................  12,251     596,011
    McCormick & Co., Inc. Voting...........................   2,859     140,005
    Mead Johnson Nutrition Co..............................  24,949   1,780,610
  #*Medifast, Inc..........................................  15,665     302,334
    MGP Ingredients, Inc...................................  20,250     159,368
    Molson Coors Brewing Co. Class A.......................   1,020      46,104
    Molson Coors Brewing Co. Class B....................... 143,995   6,486,975
    Nash-Finch Co..........................................  15,739     563,456
    National Beverage Corp.................................  51,729     764,555
   *Natural Alternatives International, Inc................   7,028      33,805
   *Nature's Sunshine Products, Inc........................     400       6,676
   #Nu Skin Enterprises, Inc. Class A......................  62,985   2,364,457
   *Nutraceutical International Corp.......................  11,831     175,099
    Oil-Dri Corp. of America...............................  10,212     211,286
   *Omega Protein Corp.....................................  25,815     312,878
    Orchids Paper Products Co..............................   5,292      68,002
   *Overhill Farms, Inc....................................  20,281     104,447
   *Pantry, Inc............................................  30,629     545,809
   *Parlux Fragrances, Inc.................................  34,912     105,434
    PepsiCo, Inc........................................... 187,890  12,032,476
    Philip Morris International, Inc....................... 147,289  10,482,558
   *Physicians Formula Holdings, Inc.......................  15,444      58,687
  #*Pilgrim's Pride Corp................................... 135,430     650,064
   *Prestige Brands Holdings, Inc..........................  65,694     802,781
    PriceSmart, Inc........................................  37,651   2,203,337
    Procter & Gamble Co. (The)............................. 602,031  37,018,886
   *Ralcorp Holdings, Inc..................................  67,786   5,863,489
   *Reddy Ice Holdings, Inc................................  18,399      55,013
    Reliv' International, Inc..............................   8,132      14,556
   *Revlon, Inc............................................  43,675     735,487
    Reynolds American, Inc.................................  85,900   3,023,680
  #*Rite Aid Corp..........................................  43,450      56,485
    Rocky Mountain Chocolate Factory, Inc..................  12,858     118,165
   #Ruddick Corp...........................................  62,486   2,618,163
   #Safeway, Inc........................................... 240,783   4,856,593
   #Sanderson Farms, Inc...................................  29,552   1,365,893
    Sara Lee Corp.......................................... 178,450   3,410,180
    Schiff Nutrition International, Inc....................  26,712     309,058
   *Seneca Foods Corp......................................  11,101     287,516
   *Seneca Foods Corp. Class B.............................   1,999      50,915

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Staples -- (Continued)
   *Smart Balance, Inc....................................  95,362 $    452,016
   *Smithfield Foods, Inc................................. 221,673    4,881,239
    Snyders-Lance, Inc....................................  45,294      924,451
    Spartan Stores, Inc...................................  29,952      528,952
   *Spectrum Brands Holdings, Inc.........................  63,394    1,692,620
  #*Star Scientific, Inc..................................  11,310       45,919
  #*SUPERVALU, Inc........................................ 283,168    2,435,245
   *Susser Holdings Corp..................................  22,422      365,703
   #Sysco Corp............................................  61,759    1,889,208
   *Tofutti Brands, Inc...................................   1,645        3,471
   #Tootsie Roll Industries, Inc..........................  49,195    1,379,920
   *TreeHouse Foods, Inc..................................  47,064    2,430,385
    Tyson Foods, Inc. Class A............................. 272,392    4,783,204
   *United Natural Foods, Inc.............................  61,703    2,576,100
    United-Guardian, Inc..................................   4,655       68,196
    Universal Corp........................................  30,871    1,133,583
  #*USANA Health Sciences, Inc............................  15,574      425,949
   #Vector Group, Ltd.....................................  47,450      830,850
    Village Super Market, Inc.............................   9,313      250,333
    Walgreen Co........................................... 203,270    7,935,661
   #Wal-Mart Stores, Inc.................................. 470,085   24,778,180
    WD-40 Co..............................................  21,425      938,415
    Weis Markets, Inc.....................................  34,694    1,394,352
   #Whole Foods Market, Inc...............................  80,966    5,400,432
   *Winn-Dixie Stores, Inc................................  74,506      669,064
                                                                   ------------
Total Consumer Staples....................................          381,533,023
                                                                   ------------
Energy -- (11.2%)
  #*Abraxas Petroleum Corp................................  37,774      173,383
    Adams Resources & Energy, Inc.........................   5,685      146,673
    Alon USA Energy, Inc..................................  55,783      678,321
   *Alpha Natural Resources, Inc..........................  85,657    3,658,410
    Anadarko Petroleum Corp............................... 221,015   18,246,998
    Apache Corp........................................... 170,579   21,104,034
   *Approach Resources, Inc...............................  36,891      957,690
    Arch Coal, Inc........................................ 126,752    3,244,851
  #*ATP Oil & Gas Corp....................................  34,731      503,252
   *Atwood Oceanics, Inc..................................  86,409    4,035,300
    Baker Hughes, Inc..................................... 180,573   13,972,739
   *Barnwell Industries, Inc..............................  10,714       47,570
   *Basic Energy Services, Inc............................  54,162    1,754,307
    Berry Petroleum Corp. Class A.........................  64,625    3,706,244
   *Bill Barrett Corp.....................................  61,586    3,064,519
  #*BioFuel Energy Corp...................................  11,712        4,451
   *Bolt Technology Corp..................................   8,949      113,026
  #*BPZ Resources, Inc.................................... 144,483      523,028
   *Brigham Exploration Co................................  45,794    1,456,249
    Bristow Group, Inc....................................  46,721    2,265,034
    Cabot Oil & Gas Corp..................................  65,235    4,832,609
   *Cal Dive International, Inc........................... 124,748      696,094
   *Callon Petroleum Co...................................  31,219      217,596
   *Cameron International Corp............................ 100,384    5,615,481
  #*Cano Petroleum, Inc...................................  17,000        5,440
   #CARBO Ceramics, Inc...................................  25,700    4,010,999
  #*Carrizo Oil & Gas, Inc................................  45,381    1,742,630
  #*Cheniere Energy, Inc..................................  45,857      472,327
    Chesapeake Energy Corp................................ 290,669    9,984,480
    Chevron Corp.......................................... 894,126   93,006,987
    Cimarex Energy Co.....................................  57,700    5,084,524
   *Clayton Williams Energy, Inc..........................  15,623    1,036,117
  #*Clean Energy Fuels Corp...............................  91,189    1,459,936

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
   *Cloud Peak Energy, Inc..............................    78,188 $  1,743,592
   *Cobalt International Energy, Inc....................    30,619      377,226
   *Complete Production Services, Inc...................    92,645    3,602,038
  #*Comstock Resources, Inc.............................    62,365    1,989,444
   *Concho Resources, Inc...............................    65,635    6,142,123
    ConocoPhillips......................................   621,821   44,764,894
    Consol Energy, Inc..................................    24,715    1,324,724
   *Contango Oil & Gas Co...............................    19,842    1,251,633
  #*Continental Resources, Inc..........................     6,507      446,315
   *CREDO Petroleum Corp................................    13,101      128,390
   *Crimson Exploration, Inc............................    44,877      141,363
    Crosstex Energy, Inc................................    90,682    1,323,957
   *CVR Energy, Inc.....................................   111,087    2,982,686
   *Dawson Geophysical Co...............................    10,055      399,083
    Delek US Holdings, Inc..............................    56,001      930,737
  #*Delta Petroleum Corp................................     4,111       17,801
   *Denbury Resources, Inc..............................   353,174    6,823,322
    Devon Energy Corp...................................   179,429   14,121,062
   #DHT Holdings, Inc...................................    58,626      211,054
   #Diamond Offshore Drilling, Inc......................    68,003    4,612,643
   *Double Eagle Petroleum Co...........................    12,728      137,208
  #*Dresser-Rand Group, Inc.............................    58,960    3,149,643
   *Dril-Quip, Inc......................................    23,500    1,656,985
    El Paso Corp........................................   146,757    3,015,856
   *Endeavour International Corp........................    46,623      584,652
    Energen Corp........................................    38,080    2,239,485
   *Energy Partners, Ltd................................    52,387      891,103
   *ENGlobal Corp.......................................    28,950      115,800
   #EOG Resources, Inc..................................   119,395   12,178,290
    EQT Corp............................................    30,007    1,904,844
   *Evergreen Energy, Inc...............................       459          849
   *Evolution Petroleum Corp............................    26,933      197,688
    EXCO Resources, Inc.................................    85,501    1,360,321
   *Exterran Holdings, Inc..............................    82,514    1,524,859
    Exxon Mobil Corp.................................... 1,318,094  105,170,720
   *FieldPoint Petroleum Corp...........................     6,798       18,015
  #*FMC Technologies, Inc...............................    46,376    2,114,746
   *Forest Oil Corp.....................................    73,644    1,914,744
   *FX Energy, Inc......................................    40,403      386,253
   *Gasco Energy, Inc...................................     7,108        1,990
  #*General Maritime Corp...............................    56,000       61,040
   *Geokinetics, Inc....................................    18,732      117,075
   *GeoMet, Inc.........................................     1,692        1,878
   *GeoPetro Resources Co...............................     1,500          540
  #*GeoResources, Inc...................................    32,079      818,656
   *Global Industries, Ltd..............................   149,927      769,126
  #*GMX Resources, Inc..................................    76,881      372,873
  #*Goodrich Petroleum Corp.............................    23,498      465,965
  #*Green Plains Renewable Energy, Inc..................    46,355      507,587
    Gulf Island Fabrication, Inc........................    18,280      632,488
   *Gulfmark Offshore, Inc..............................    35,256    1,718,377
   *Gulfport Energy Corp................................    51,478    1,876,888
    Halliburton Co......................................   117,429    6,426,889
  #*Harvest Natural Resources, Inc......................    65,844      902,063
   *Helix Energy Solutions Group, Inc...................   141,467    2,769,924
   #Helmerich & Payne, Inc..............................    78,835    5,443,557
   *Hercules Offshore, Inc..............................   181,459      852,857
    Hess Corp...........................................   147,450   10,109,172
   *HKN, Inc............................................    10,051       22,313
    HollyFrontier Corp..................................   126,434    9,531,859
  #*Hornbeck Offshore Services, Inc.....................    34,700      966,048

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Energy -- (Continued)
   #Houston American Energy Corp...........................  12,327 $   202,902
  #*ION Geophysical Corp................................... 168,716   1,710,780
   *James River Coal Co....................................  39,677     752,276
   *Key Energy Services, Inc............................... 179,551   3,499,449
  #*L&L Energy, Inc........................................  22,779     112,984
  #*Lucas Energy, Inc......................................  16,243      43,694
    Lufkin Industries, Inc.................................  35,780   2,915,354
    Marathon Oil Corp...................................... 316,062   9,788,440
   *Marathon Petroleum Corp................................ 156,309   6,844,771
   *Matrix Service Co......................................  35,098     489,266
   *McDermott International, Inc...........................  86,189   1,738,432
  #*McMoran Exploration Co................................. 120,092   2,022,349
  #*Mexco Energy Corp......................................   2,359      23,331
   *Mitcham Industries, Inc................................  11,940     216,830
    Murphy Oil Corp........................................  80,659   5,179,921
   *Nabors Industries, Ltd................................. 255,695   6,752,905
    National-Oilwell, Inc.................................. 188,238  15,166,336
   *Natural Gas Services Group, Inc........................  15,272     242,978
  #*New Concept Energy, Inc................................     318         731
  #*Newfield Exploration Co................................  84,768   5,715,059
   *Newpark Resources, Inc................................. 115,799   1,075,773
    Noble Energy, Inc......................................  77,638   7,738,956
   *Northern Oil & Gas, Inc................................      59       1,306
    Occidental Petroleum Corp.............................. 173,068  16,991,816
    Oceaneering International, Inc.........................  66,806   2,886,019
   *Oil States International, Inc..........................  64,332   5,191,592
   #Overseas Shipholding Group, Inc........................  35,977     875,680
   *OYO Geospace Corp......................................   7,997     811,136
  #*Pacific Ethanol, Inc...................................     993         848
    Panhandle Oil & Gas, Inc...............................  11,937     391,295
   *Parker Drilling Co..................................... 155,474     985,705
  #*Patriot Coal Corp...................................... 113,149   2,139,648
    Patterson-UTI Energy, Inc.............................. 198,487   6,456,782
    Peabody Energy Corp....................................  45,275   2,601,954
    Penn Virginia Corp.....................................  56,852     745,898
   *Petrohawk Energy Corp.................................. 176,342   6,734,501
  #*Petroleum Development Corp.............................  30,357   1,102,566
  #*PetroQuest Energy, Inc.................................  82,070     667,229
   *PHI, Inc. Non-Voting...................................  15,517     334,081
   *PHI, Inc. Voting.......................................   2,175      45,892
   *Pioneer Drilling Co....................................  71,186   1,158,196
    Pioneer Natural Resources Co...........................  92,820   8,631,332
   *Plains Exploration & Production Co..................... 125,481   4,895,014
   *PostRock Energy Corp...................................   1,400       8,176
   *Pyramid Oil Co.........................................   3,900      20,124
    QEP Resources, Inc.....................................  83,709   3,668,965
  #*Quicksilver Resources, Inc............................. 180,523   2,554,400
   #Range Resources Corp...................................  99,560   6,487,330
  #*Rentech, Inc...........................................  12,501      11,753
   *REX American Resources Corp............................  19,000     327,370
  #*Rex Energy Corp........................................  55,903     618,846
  #*Rosetta Resources, Inc.................................  63,914   3,308,828
   *Rowan Cos., Inc........................................ 141,858   5,556,578
  #*Royale Energy, Inc.....................................   3,300      11,088
   #RPC, Inc............................................... 173,379   4,095,212
  #*SandRidge Energy, Inc.................................. 370,110   4,263,667
    Schlumberger, Ltd...................................... 177,195  16,013,112
    SEACOR Holdings, Inc...................................  27,900   2,800,044
  #*Seahawk Drilling, Inc..................................   7,978      34,146
   *SemGroup Corp. Class A.................................  29,807     693,907
   #Ship Finance International, Ltd........................ 109,557   1,741,956

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Energy -- (Continued)
    SM Energy Co..........................................  78,561 $  5,919,571
    Southern Union Co.....................................  67,972    2,922,796
  #*Southwestern Energy Co................................  43,804    1,951,906
    Spectra Energy Corp...................................  74,468    2,012,125
   *Stone Energy Corp.....................................  64,960    2,108,602
  #*SulphCo, Inc..........................................  17,526          228
    Sunoco, Inc........................................... 107,728    4,379,143
   *Superior Energy Services, Inc......................... 104,184    4,322,594
   *Swift Energy Corp.....................................  54,496    2,076,298
   *Syntroleum Corp.......................................   5,483        7,347
    Teekay Corp...........................................  95,637    2,653,927
   *Tesoro Petroleum Corp................................. 191,594    4,653,818
   *Tetra Technologies, Inc............................... 100,685    1,295,816
   *TGC Industries, Inc...................................  20,174      148,481
   #Tidewater, Inc........................................  68,727    3,734,625
   *Toreador Resources Corp...............................  20,142       75,331
   *Triangle Petroleum Corp...............................     793        5,916
  #*Ultra Petroleum Corp..................................  33,400    1,563,788
   *Union Drilling, Inc...................................  32,049      357,346
   *Unit Corp.............................................  63,399    3,804,574
  #*Uranium Energy Corp...................................  16,747       56,270
  #*Uranium Resources, Inc................................   4,436        6,432
   *USEC, Inc............................................. 148,292      505,676
   *VAALCO Energy, Inc....................................  73,522      489,657
    Valero Energy Corp.................................... 366,678    9,210,951
   *Venoco, Inc...........................................  36,425      462,962
   *Verenium Corp.........................................     600          960
  #*Voyager Oil & Gas, Inc................................   3,728       11,855
   #W&T Offshore, Inc.....................................  88,900    2,409,190
   *Warren Resources, Inc.................................  91,659      373,052
   *Weatherford International, Ltd........................ 312,880    6,858,330
  #*Western Refining, Inc................................. 114,779    2,344,935
   *Westmoreland Coal Co..................................   9,438      145,062
   *Whiting Petroleum Corp................................  96,330    5,644,938
   *Willbros Group, Inc...................................  63,925      588,110
    Williams Cos., Inc. (The).............................  67,044    2,125,295
   #World Fuel Services Corp..............................  88,225    3,319,907
  #*Zion Oil & Gas, Inc. (989696109)......................  23,964       84,833
  .*Zion Oil & Gas, Inc. (989995238)......................   1,787        6,469
                                                                   ------------
Total Energy..............................................          750,823,237
                                                                   ------------
Financials -- (15.7%)
   *1st Constitution Bancorp..............................   2,900       22,040
    1st Source Corp.......................................  31,774      732,391
   *1st United Bancorp, Inc...............................  32,923      195,233
   *21st Century Holding Co...............................   6,646       17,678
    Abington Bancorp, Inc.................................  31,001      307,220
    Access National Corp..................................  11,632       97,244
    ACE, Ltd..............................................  29,962    2,006,855
    Advance America Cash Advance Centers, Inc.............  83,017      585,270
   *Affiliated Managers Group, Inc........................  44,991    4,693,911
   *Affirmative Insurance Holdings, Inc...................  13,405       30,161
    Aflac, Inc............................................ 196,430    9,047,566
   *Allegheny Corp........................................  11,436    3,767,133
    Alliance Bancorp, Inc. of Pennsylvania................   4,908       54,577
    Alliance Financial Corp...............................   6,183      199,154
   *Allied World Assurance Co. Holdings AG................  62,835    3,421,366
   #Allstate Corp. (The).................................. 232,602    6,447,727
    Alterra Capital Holdings, Ltd.........................  98,960    2,156,338
   *Altisource Portfolio Solutions SA.....................  19,775      669,186
  .*Amcore Financial, Inc.................................  19,028           --

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Ameriana Bancorp.....................................       898 $     4,337
   *American Capital, Ltd................................   470,747   4,552,123
    American Equity Investment Life Holding Co...........    78,828     935,688
    American Express Co..................................   144,663   7,238,937
    American Financial Group, Inc........................   152,581   5,184,702
   *American Independence Corp...........................     5,200      28,444
   *American International Group, Inc....................    20,166     578,764
    American National Bankshares, Inc....................     8,116     151,688
    American National Insurance Co.......................    32,156   2,409,771
   *American River Bankshares............................     7,316      43,750
   *American Safety Insurance Holdings, Ltd..............    13,213     247,744
   *American Spectrum Realty, Inc........................     1,280      21,453
   *AmericanWest Bancorp.................................    14,200         317
    Ameriprise Financial, Inc............................   108,572   5,873,745
   *Ameris Bancorp.......................................    30,069     304,298
   *AMERISAFE, Inc.......................................    24,158     519,639
   *AmeriServe Financial, Inc............................    18,864      41,689
   #AmTrust Financial Services, Inc......................    70,175   1,629,464
  #*Anchor Bancorp Wisconsin, Inc........................     8,394       5,541
   *Ante5, Inc...........................................     3,728       3,750
    AON Corp.............................................   128,703   6,193,188
   *Arch Capital Group, Ltd..............................   139,974   4,731,121
    Argo Group International Holdings, Ltd...............    41,471   1,219,247
   #Arrow Financial Corp.................................    14,328     345,305
   *Aspen Insurance Holdings, Ltd........................   101,652   2,632,787
   *Asset Acceptance Capital Corp........................    33,523     165,604
    Associated Banc-Corp.................................   228,863   3,123,980
    Assurant, Inc........................................   126,051   4,489,937
    Assured Guaranty, Ltd................................   202,069   2,859,276
    Asta Funding, Inc....................................    15,508     122,048
   #Astoria Financial Corp...............................   127,355   1,483,686
    Atlantic American Corp...............................    11,687      23,257
   *Atlantic Coast Financial Corp........................     1,723       9,408
    Auburn National Bancorporation, Inc..................     1,955      38,435
   *Avatar Holdings, Inc.................................    14,941     228,597
    Axis Capital Holdings, Ltd...........................   121,454   3,870,739
    Baldwin & Lyons, Inc.................................     2,126      54,617
    Baldwin & Lyons, Inc. Class B........................    13,260     321,290
    BancFirst Corp.......................................    30,274   1,154,650
    Bancorp of New Jersey, Inc...........................       200       1,860
    Bancorp Rhode Island, Inc............................     6,112     268,133
   *Bancorp, Inc.........................................    41,724     375,516
   #BancorpSouth, Inc....................................   100,590   1,361,989
   *BancTrust Financial Group, Inc.......................    14,687      34,808
    Bank Mutual Corp.....................................    61,436     227,928
    Bank of America Corp................................. 4,072,969  39,548,529
    Bank of Commerce Holdings............................     6,661      26,844
   *Bank of Granite Corp.................................     3,587       2,905
   #Bank of Hawaii Corp..................................    60,275   2,700,923
    Bank of Kentucky Financial Corp......................     5,174     123,555
   *Bank of Montreal.....................................    31,962   2,008,492
    Bank of New York Mellon Corp. (The)..................   547,488  13,747,424
   *Bank of the Carolinas Corp...........................       100         105
    Bank of the Ozarks, Inc..............................    22,569   1,172,460
   *BankAtlantic Bancorp, Inc............................    14,874      15,320
    BankFinancial Corp...................................    25,976     211,704
    Banner Corp..........................................    13,209     244,631
    Bar Harbor Bankshares................................     5,080     144,729
   #BB&T Corp............................................   304,991   7,832,169
    BCB Bancorp, Inc.....................................     9,933     109,561
   *BCSB Bancorp, Inc....................................     1,406      19,009

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
   Beacon Federal Bancorp, Inc.............................   5,044 $    70,364
  *Beneficial Mutual Bancorp, Inc..........................  88,416     692,297
  *Berkshire Bancorp, Inc..................................   3,850      24,486
  *Berkshire Hathaway, Inc................................. 101,049   7,494,804
   Berkshire Hills Bancorp, Inc............................  26,831     588,136
  #BGC Partners, Inc. Class A..............................  29,172     238,919
   BlackRock, Inc..........................................  40,084   7,153,391
  *BNCCORP, Inc............................................   1,190       2,588
  *BofI Holding, Inc.......................................  11,811     165,295
   BOK Financial Corp......................................  63,641   3,465,889
   Boston Private Financial Holdings, Inc.................. 102,775     712,231
   Bridge Bancorp, Inc.....................................   5,850     121,914
  *Bridge Capital Holdings.................................  10,728     120,368
   Brookline Bancorp, Inc..................................  76,800     656,640
  #Brooklyn Federal Bancorp, Inc...........................   7,873       6,535
   Brown & Brown, Inc...................................... 162,401   3,541,966
  *Brunswick Bancorp.......................................     120         792
   Bryn Mawr Bank Corp.....................................  15,861     319,123
   C&F Financial Corp......................................   2,201      47,322
   Calamos Asset Management, Inc...........................  25,547     347,950
   California First National Bancorp.......................   7,943     123,275
  *Camco Financial Corp....................................   4,832       7,780
   Camden National Corp....................................   9,405     300,678
 #*Cape Bancorp, Inc.......................................   6,477      60,949
  *Capital Bank Corp.......................................  13,759      41,002
   Capital City Bank Group, Inc............................  21,396     220,593
   Capital One Financial Corp.............................. 202,073   9,659,089
   Capital Properties, Inc.................................     700       6,514
  .Capital Properties, Inc. Class B........................     700          --
   Capital Southwest Corp..................................   4,850     455,464
   CapitalSource, Inc...................................... 416,514   2,690,680
   Capitol Federal Financial, Inc.......................... 165,273   1,890,723
   Cardinal Financial Corp.................................  38,332     411,302
  *Carolina Bank Holdings, Inc.............................   1,200       2,880
   Carrollton Bancorp......................................   1,139       3,958
  #Carver Bancorp, Inc.....................................   1,427         799
   Cash America International, Inc.........................  34,178   1,912,601
   Cathay General Bancorp.................................. 104,246   1,444,850
  *CB Richard Ellis Group, Inc.............................  48,551   1,058,412
   Center Bancorp, Inc.....................................  19,264     193,411
  *Center Financial Corp...................................  50,435     310,680
   CenterState Banks of Florida, Inc.......................  31,515     205,793
   Central Bancorp, Inc....................................     595      12,102
  *Central Pacific Financial Corp..........................   2,421      32,635
 #*Central Virginia Bankshares, Inc........................   1,428       1,571
 #*Centrue Financial Corp..................................   4,239       1,272
   Century Bancorp, Inc. Class A...........................   3,952     106,823
   CFS Bancorp, Inc........................................   2,552      14,444
  #Charles Schwab Corp. (The).............................. 119,171   1,779,223
   Charter Financial Corp..................................   3,253      31,522
   Chemical Financial Corp.................................  29,988     568,872
  *Chicopee Bancorp, Inc...................................   7,105     100,749
   Chubb Corp.............................................. 143,004   8,934,890
  #Cincinnati Financial Corp............................... 144,489   3,948,884
  *CIT Group, Inc.......................................... 169,964   6,754,369
   Citigroup, Inc.......................................... 627,059  24,041,442
  *Citizens Community Bancorp, Inc.........................   5,940      36,056
   Citizens Holding Co.....................................   2,412      45,756
  *Citizens Republic Bancorp, Inc..........................     695       6,387
   Citizens South Banking Corp.............................   7,443      30,591
 #*Citizens, Inc...........................................  63,861     439,364

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
  #City Holding Co.........................................  22,386 $   700,010
  #City National Corp......................................  69,565   3,734,249
   CKX Lands, Inc..........................................   1,979      25,608
   Clifton Savings Bancorp, Inc............................  32,931     334,250
   CME Group, Inc..........................................  29,433   8,511,729
   CNA Financial Corp...................................... 229,864   6,330,455
   CNB Financial Corp......................................   7,812     107,884
  *CNO Financial Group, Inc................................ 335,221   2,463,874
   CoBiz Financial, Inc....................................  45,346     278,878
   Codorus Valley Bancorp, Inc.............................   2,839      28,958
  #Cohen & Steers, Inc.....................................  27,682   1,094,269
  *Colonial Financial Services, Inc........................   2,537      31,129
  *Colony Bankcorp, Inc....................................   3,512       9,798
   Columbia Banking System, Inc............................  49,564     872,822
 #*Comerica, Inc........................................... 184,274   5,902,309
   Commerce Bancshares, Inc................................ 116,218   4,754,478
   Commercial National Financial Corp......................   2,306      44,298
 #*Commonwealth Bankshares, Inc............................   2,929       1,113
  #Community Bank System, Inc..............................  69,471   1,747,890
  *Community Capital Corp..................................   2,523       8,048
   Community Trust Bancorp, Inc............................  19,880     539,146
  *Community West Bancshares...............................   3,113      10,475
  *CompuCredit Holdings Corp...............................  58,042     173,546
   Consolidated-Tokoma Land Co.............................   6,701     195,535
  *Consumer Portfolio Services, Inc........................  12,586      13,215
 #*Cowen Group, Inc........................................  91,372     360,919
   Crawford & Co. Class A..................................  35,736     180,109
   Crawford & Co. Class B..................................  31,692     227,549
  *Credit Acceptance Corp..................................  35,079   2,782,115
  *Crescent Financial Corp.................................   7,572      30,288
  #Cullen Frost Bankers, Inc...............................  77,481   4,174,676
  #CVB Financial Corp...................................... 117,944   1,142,877
  #Delphi Financial Group, Inc. Class A....................  65,085   1,752,088
   Diamond Hill Investment Group, Inc......................   2,604     202,253
   Dime Community Bancshares, Inc..........................  46,121     648,000
   Discover Financial Services............................. 442,340  11,328,327
  *Dollar Financial Corp...................................  48,520   1,048,517
   Donegal Group, Inc. Class A.............................  25,995     312,460
   Donegal Group, Inc. Class B.............................   5,678     119,124
  *Doral Financial Corp....................................   7,093      12,413
   Duff & Phelps Corp......................................  39,057     444,859
  *E*Trade Financial Corp.................................. 297,237   4,720,124
   Eagle Bancorp Montana, Inc..............................     751       7,923
   East West Bancorp, Inc.................................. 198,464   3,683,492
   Eastern Insurance Holdings, Inc.........................  10,923     146,150
   Eastern Virginia Bankshares, Inc........................   2,788       8,503
  #Eaton Vance Corp........................................  24,344     652,906
   ECB Bancorp, Inc........................................   1,850      24,068
   Edelman Financial Group, Inc............................  30,336     231,464
 #*eHealth, Inc............................................  30,494     394,897
   EMC Insurance Group, Inc................................  15,451     288,470
   Employers Holdings, Inc.................................  53,620     796,793
  *Encore Bancshares, Inc..................................  11,350     136,086
  *Encore Capital Group, Inc...............................  31,985     874,790
   Endurance Specialty Holdings, Ltd.......................  72,303   2,945,624
  *Enstar Group, Ltd.......................................  16,106   1,701,438
   Enterprise Bancorp, Inc.................................   8,838     141,320
   Enterprise Financial Services Corp......................  21,971     306,495
   Epoch Holding Corp......................................  13,833     268,360
   Erie Indemnity Co.......................................  44,280   3,263,436
   ESB Financial Corp......................................  17,342     232,036

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
   ESSA Bancorp, Inc........................................  21,343 $  245,444
   Evans Bancorp, Inc.......................................   2,684     36,959
   Evercore Partners, Inc. Class A..........................  16,918    480,979
   Everest Re Group, Ltd....................................  48,562  3,987,911
  *EZCORP, Inc..............................................  61,500  2,046,720
  #F.N.B. Corp.............................................. 159,771  1,597,710
  *Farmers Capital Bank Corp................................   6,545     34,688
   FBL Financial Group, Inc. Class A........................  38,704  1,218,402
   Federal Agricultural Mortgage Corp.......................  13,567    274,053
   Federal Agricultural Mortgage Corp. Class A..............     449      6,378
  #Federated Investors, Inc. Class B........................  40,892    873,862
   Fidelity Bancorp, Inc....................................   2,075     23,364
   Fidelity National Financial, Inc......................... 296,528  4,833,406
  *Fidelity Southern Corp...................................   9,035     61,257
   Fifth Third Bancorp...................................... 472,500  5,977,125
   Financial Institutions, Inc..............................  16,491    276,554
  *First Acceptance Corp....................................  34,466     57,214
   First Advantage Bancorp..................................   3,449     44,354
   First American Financial Corp............................ 120,409  1,925,340
   First Bancorp............................................  20,829    205,166
   First Bancorp of Indiana, Inc............................     700      6,380
  #First Bancorp, Inc.......................................  12,589    185,436
  *First Bancshares, Inc....................................     569      3,841
   First Bancshares, Inc. (The).............................     588      5,827
  #First Busey Corp......................................... 105,648    548,313
   First Business Financial Services, Inc...................   2,063     28,903
  *First California Financial Group, Inc....................  26,232     96,009
  *First Cash Financial Services, Inc.......................  38,835  1,680,390
   First Citizens BancShares, Inc...........................  12,682  2,284,282
   First Commonwealth Financial Corp........................ 134,387    690,749
   First Community Bancshares, Inc..........................  22,708    285,894
  *First Defiance Financial Corp............................   9,511    139,431
 #*First Federal Bancshares of Arkansas, Inc................   5,920     35,816
  *First Federal of Northern Michigan Bancorp, Inc..........   1,458      5,599
   First Financial Bancorp..................................  67,932  1,087,591
  #First Financial Bankshares, Inc..........................  41,487  1,337,126
   First Financial Corp.....................................  16,772    554,985
   First Financial Holdings, Inc............................  18,774    156,012
  *First Financial Northwest, Inc...........................  19,426     95,382
  *First Financial Service Corp.............................   1,956      5,868
   First Horizon National Corp.............................. 337,894  3,037,667
   First Interstate Bancsystem, Inc.........................   3,131     41,893
   First M&F Corp...........................................   7,764     31,367
  *First Marblehead Corp. (The)............................. 119,068    196,462
 #*First Mariner Bancorp, Inc...............................   2,010      1,005
   First Merchants Corp.....................................  31,764    284,288
   First Midwest Bancorp, Inc...............................  98,742  1,177,005
   First Niagara Financial Group, Inc....................... 422,629  5,177,205
   First Pactrust Bancorp, Inc..............................  11,199    165,745
  *First Place Financial Corp...............................  23,310     17,716
  *First Security Group, Inc................................   9,318      4,286
   First South Bancorp, Inc.................................  10,177     44,270
   First United Corp........................................   5,415     27,129
   First West Virginia Bancorp, Inc.........................     724     11,229
   Firstbank Corp...........................................   6,355     37,494
  *FirstCity Financial Corp.................................   9,660     68,393
   FirstMerit Corp.......................................... 129,737  1,895,458
  *Flagstar Bancorp, Inc....................................   2,830      2,066
   Flagstone Reinsurance Holdings SA........................  98,242    875,336
   Flushing Financial Corp..................................  41,750    514,360
 #*Forest City Enterprises, Inc. Class A.................... 239,607  4,315,322

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
  *Forest City Enterprises, Inc. Class B...................  13,338 $   238,750
  *Forestar Group, Inc.....................................  44,246     721,210
   Fox Chase Bancorp, Inc..................................  26,803     358,356
  *FPIC Insurance Group, Inc...............................  18,381     766,855
   Franklin Resources, Inc.................................  27,951   3,548,659
   Fulton Financial Corp................................... 259,132   2,630,190
   GAINSCO, Inc............................................   1,100       9,268
   Gallagher (Arthur J.) & Co.............................. 106,755   3,001,951
   GAMCO Investors, Inc....................................   8,787     425,027
  *Genworth Financial, Inc. Class A........................ 424,944   3,535,534
   German American Bancorp, Inc............................  15,992     268,186
   GFI Group, Inc.......................................... 146,792     666,436
   Glacier Bancorp, Inc....................................  93,010   1,222,151
  *Gleacher & Co., Inc.....................................  96,821     165,564
  *Global Indemnity P.L.C..................................  20,155     419,829
   Goldman Sachs Group, Inc. (The)......................... 215,233  29,049,998
   Gouverneur Bancorp, Inc.................................     600       5,754
  #Great Southern Bancorp, Inc.............................  17,190     313,889
  *Greene Bancshares, Inc..................................  14,450      37,281
  #Greenhill & Co., Inc....................................  11,348     499,766
  *Greenlight Capital Re, Ltd..............................  39,092     967,918
  *Grubb & Ellis Co........................................   5,800       3,688
  *Guaranty Bancorp........................................  29,373      40,828
  *Guaranty Federal Bancshares, Inc........................   1,840       9,347
  *Hallmark Financial Services, Inc........................  25,032     168,716
   Hampden Bancorp, Inc....................................   4,784      63,436
 #*Hampton Roads Bankshares, Inc...........................     319       2,326
   Hancock Holding Co...................................... 102,280   3,370,126
  *Hanmi Financial Corp....................................  28,942      30,679
   Hanover Insurance Group, Inc............................  67,028   2,427,084
   Harleysville Group, Inc.................................  34,479   1,041,955
   Harleysville Savings Financial Corp.....................   3,569      54,106
  *Harris & Harris Group, Inc..............................  35,872     182,947
   Hartford Financial Services Group, Inc.................. 338,887   7,936,734
   Hawthorn Bancshares, Inc................................   2,483      17,182
   HCC Insurance Holdings, Inc............................. 151,539   4,565,870
   Heartland Financial USA, Inc............................  19,959     320,342
  *Heritage Commerce Corp..................................  22,452     112,035
   Heritage Financial Corp.................................  16,796     218,852
   Heritage Financial Group, Inc...........................   9,512     112,051
   HF Financial Corp.......................................   5,606      57,686
  *HFF, Inc................................................  12,659     191,151
  *Hilltop Holdings, Inc...................................  67,965     594,694
   Hingham Institution for Savings.........................   1,548      83,592
  *HMN Financial, Inc......................................   2,615       6,289
  *Home Bancorp, Inc.......................................   8,571     124,965
   Home Bancshares, Inc....................................  32,093     756,432
   Home Federal Bancorp, Inc...............................  20,609     220,310
   Homeowners Choice, Inc..................................   6,480      43,157
   HopFed Bancorp, Inc.....................................   3,150      25,484
   Horace Mann Educators Corp..............................  50,876     740,755
   Horizon Bancorp.........................................   2,126      58,656
 #*Horizon Financial Corp..................................   7,850          54
   Hudson City Bancorp, Inc................................ 277,961   2,293,178
   Hudson Valley Holding Corp..............................  15,643     336,012
   Huntington Bancshares, Inc.............................. 763,257   4,613,889
   IBERIABANK Corp.........................................  35,855   1,827,529
  *ICG Group, Inc..........................................  48,105     531,560
   Independence Holding Co.................................  16,750     150,415
  #Independent Bank Corp. (453836108)......................  27,807     738,276
 #*Independent Bank Corp. (453838609)......................   8,213      17,904

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
   Indiana Community Bancorp.............................     4,755 $    80,692
   Infinity Property & Casualty Corp.....................    19,978   1,012,285
   Interactive Brokers Group, Inc........................    52,466     794,335
  *IntercontinentalExchange, Inc.........................    38,829   4,787,616
  *Intergroup Corp. (The)................................       677      16,377
   International Bancshares Corp.........................    87,620   1,473,768
  *Intervest Bancshares Corp.............................    21,252      72,682
  *INTL FCStone, Inc.....................................    23,927     549,842
   Invesco, Ltd..........................................   411,170   9,119,751
  *Investment Technology Group, Inc......................    50,832     618,625
  *Investors Bancorp, Inc................................   194,062   2,685,818
  *Investors Capital Holdings, Ltd.......................     5,019      27,554
   Investors Title Co....................................     2,193      83,553
  *Jacksonville Bancorp, Inc.............................       187       1,122
  #Janus Capital Group, Inc..............................   237,425   2,003,867
   Jefferies Group, Inc..................................   173,713   3,284,913
  *Jefferson Bancshares, Inc.............................     2,704       8,747
   JMP Group, Inc........................................    24,891     182,700
   Jones Lang LaSalle, Inc...............................    46,349   3,945,227
   JPMorgan Chase & Co................................... 1,768,187  71,523,164
   Kaiser Federal Financial Group, Inc...................    10,421     133,076
   KBW, Inc..............................................    46,464     794,534
   Kearny Financial Corp.................................    96,018     899,689
  #Kennedy-Wilson Holdings, Inc..........................     6,126      73,757
   Kentucky First Federal Bancorp........................     3,283      29,514
   KeyCorp...............................................   840,451   6,757,226
  *Knight Capital Group, Inc.............................   112,718   1,274,841
   Lake Shore Bancorp, Inc...............................       247       2,544
  #Lakeland Bancorp, Inc.................................    31,873     317,136
   Lakeland Financial Corp...............................    21,094     475,670
   Landmark Bancorp, Inc.................................     2,094      33,232
   Legg Mason, Inc.......................................   137,089   4,033,158
   Leucadia National Corp................................   175,330   5,903,361
  #Life Partners Holdings, Inc...........................    19,881      97,417
   Lincoln National Corp.................................   278,897   7,390,770
   LNB Bancorp, Inc......................................    13,999      71,815
   Loews Corp............................................   183,672   7,323,003
  *Louisiana Bancorp, Inc................................     3,600      57,798
  *LSB Financial Corp....................................       837      13,099
   M&T Bank Corp.........................................   101,781   8,777,593
 #*Macatawa Bank Corp....................................    38,134     113,639
  *Magyar Bancorp, Inc...................................     2,122       8,870
   Maiden Holdings, Ltd..................................    82,347     763,357
   MainSource Financial Group, Inc.......................    24,177     223,395
   Malvern Federal Bancorp, Inc..........................       646       4,654
 #*Markel Corp...........................................     8,780   3,515,688
   MarketAxess Holdings, Inc.............................    40,702   1,063,543
  *Marlin Business Services Corp.........................    18,895     235,810
   Marsh & McLennan Cos., Inc............................   132,000   3,892,680
  *Maui Land & Pineapple Co., Inc........................     7,073      36,709
   Mayflower Bancorp, Inc................................       768       6,758
   MB Financial, Inc.....................................    69,118   1,395,492
 #*MBIA, Inc.............................................   379,056   3,487,315
 #*MBT Financial Corp....................................    11,103      15,100
   MCG Capital Corp......................................    99,685     555,245
   Meadowbrook Insurance Group, Inc......................    69,195     650,433
   Medallion Financial Corp..............................    20,882     193,785
 #*Mercantile Bancorp, Inc...............................     5,221       3,916
 #*Mercantile Bank Corp..................................     7,649      75,343
   Merchants Bancshares, Inc.............................     8,379     221,541
   Mercury General Corp..................................    70,855   2,631,555

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
  *Meridian Interstate Bancorp, Inc........................  24,898 $   333,135
   Meta Financial Group, Inc...............................   3,022      65,759
   MetLife, Inc............................................ 467,142  19,250,922
  *Metro Bancorp, Inc......................................  14,130     162,071
  *MetroCorp Bancshares, Inc...............................  11,058      71,766
 #*MF Global Holdings, Ltd................................. 162,821   1,199,991
  *MGIC Investment Corp.................................... 255,127   1,015,405
   MicroFinancial, Inc.....................................  16,382      97,801
   Mid Penn Bancorp, Inc...................................   1,624      14,096
   MidSouth Bancorp, Inc...................................  11,702     158,328
 .*Midwest Banc Holdings, Inc..............................  22,907          --
   MidWestOne Financial Group, Inc.........................   7,532     110,043
   Montpelier Re Holdings, Ltd............................. 100,596   1,736,287
  #Moody's Corp............................................  47,088   1,676,804
   Morgan Stanley.......................................... 605,703  13,476,892
   MSB Financial Corp......................................   1,360       7,371
  *MSCI, Inc...............................................  24,652     874,899
   MutualFirst Financial, Inc..............................   6,697      59,871
 #*Nara Bancorp, Inc.......................................  47,994     385,392
  *NASDAQ OMX Group, Inc. (The)............................ 213,848   5,147,321
 #*National Financial Partners Corp........................  55,740     631,534
   National Interstate Corp................................  24,703     553,594
   National Penn Bancshares, Inc........................... 193,340   1,554,454
   National Security Group, Inc............................     977      11,060
   National Western Life Insurance Co. Class A.............   3,428     587,319
  *Naugatuck Valley Financial Corp.........................   2,250      18,338
  *Navigators Group, Inc. (The)............................  34,151   1,609,878
  #NBT Bancorp, Inc........................................  66,258   1,460,326
   Nelnet, Inc. Class A....................................  47,981     967,297
  *New Century Bancorp, Inc................................   2,277       9,700
   New England Bancshares, Inc.............................   4,584      44,144
   New Hampshire Thrift Bancshares, Inc....................   5,906      77,487
   New Westfield Financial, Inc............................  39,650     321,165
  #New York Community Bancorp, Inc......................... 288,120   3,898,264
  *NewBridge Bancorp.......................................  14,020      67,436
  *Newport Bancorp, Inc....................................   2,670      36,873
  *NewStar Financial, Inc..................................  65,156     693,260
  *Nicholas Financial, Inc.................................   8,418     102,784
   North Central Bancshares, Inc...........................     200       3,528
  *North Valley Bancorp....................................   1,037      11,127
   Northeast Bancorp.......................................     301       4,112
   Northeast Community Bancorp, Inc........................  10,493      69,883
   Northern Trust Corp.....................................  79,998   3,592,310
  #Northfield Bancorp, Inc.................................  54,469     746,225
   Northrim Bancorp, Inc...................................   7,961     157,150
   Northway Financial, Inc.................................   2,251      24,648
   Northwest Bancshares, Inc............................... 140,495   1,726,684
   Norwood Financial Corp..................................   2,066      54,997
   NYSE Euronext, Inc...................................... 224,206   7,501,933
   Ocean Shore Holding Co..................................   8,012      97,426
   OceanFirst Financial Corp...............................  24,021     323,082
  *Ocwen Financial Corp.................................... 125,919   1,623,096
   Ohio Valley Banc Corp...................................   3,467      60,048
   Old National Bancorp.................................... 125,259   1,277,642
  #Old Republic International Corp......................... 329,225   3,437,109
 #*Old Second Bancorp, Inc.................................  13,666      17,356
  *OmniAmerican Bancorp, Inc...............................  11,641     170,424
   OneBeacon Insurance Group, Ltd..........................  42,145     536,927
   Oppenheimer Holdings, Inc. Class A......................  13,729     355,307
   optionsXpress Holdings, Inc.............................  74,572   1,126,037
   Oriental Financial Group, Inc...........................  54,086     671,748

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
   Oritani Financial Corp................................    76,032 $   983,854
   Osage Bancshares, Inc.................................     2,100      16,821
 #*Pacific Capital Bancorp...............................     4,733     141,895
   Pacific Continental Corp..............................    21,164     208,254
 #*Pacific Mercantile Bancorp............................     7,783      35,413
  *Pacific Premier Bancorp, Inc..........................     7,368      48,629
   PacWest Bancorp.......................................    54,358   1,079,006
  *Park Bancorp, Inc.....................................       700       2,166
   Park National Corp....................................    18,353   1,131,279
   Parkvale Financial Corp...............................     5,215     110,767
   PartnerRe, Ltd........................................    65,018   4,344,503
 #*Patriot National Bancorp..............................     1,300       2,795
   Peapack-Gladstone Financial Corp......................    11,302     126,808
   Penns Woods Bancorp, Inc..............................     5,204     184,898
 #*Penson Worldwide, Inc.................................    30,451      93,180
   Peoples Bancorp of North Carolina.....................     4,359      26,154
   Peoples Bancorp, Inc. (709788202).....................     1,479      24,211
   Peoples Bancorp, Inc. (709789101).....................    12,545     149,662
   People's United Financial, Inc........................   334,170   4,237,276
  *PHH Corp..............................................    71,391   1,339,295
  *Phoenix Cos., Inc. (The)..............................   205,612     493,469
  *PICO Holdings, Inc....................................    27,155     741,603
   Pinnacle Bancshares, Inc..............................       444       2,220
 #*Pinnacle Financial Partners, Inc......................    45,565     694,866
  *Piper Jaffray Cos., Inc...............................    23,362     688,712
   Platinum Underwriters Holdings, Ltd...................    60,202   2,067,939
 #*PMI Group, Inc. (The).................................   209,936     209,936
   PNC Financial Services Group, Inc.....................   234,184  12,713,849
  *Popular, Inc..........................................   485,189   1,164,454
   Porter Bancorp, Inc...................................    11,060      50,323
 #*Portfolio Recovery Associates, Inc....................    22,579   1,827,318
  *Preferred Bank........................................     1,903      17,393
  *Premier Financial Bancorp, Inc........................     6,752      48,749
   Presidential Life Corp................................     2,779      31,569
   Primerica, Inc........................................    22,345     483,099
  *Primus Guaranty, Ltd..................................    34,369     216,868
  *Princeton National Bancorp, Inc.......................     3,935      20,068
   Principal Financial Group, Inc........................   280,758   7,757,344
   PrivateBancorp, Inc...................................    95,501   1,125,957
  *ProAssurance Corp.....................................    42,152   2,935,887
   Progressive Corp......................................   222,497   4,378,741
  #Prosperity Bancshares, Inc............................    62,543   2,597,411
   Protective Life Corp..................................   111,323   2,366,727
 #*Providence Community Bancshares, Inc..................       729         397
   Provident Financial Holdings, Inc.....................    13,977     118,665
   Provident Financial Services, Inc.....................    78,580   1,089,119
   Provident New York Bancorp............................    52,536     396,121
   Prudential Bancorp, Inc. of Pennsylvania..............     6,633      36,946
   Prudential Financial, Inc.............................   214,873  12,608,748
  *PSB Holdings, Inc.....................................     3,341      16,939
  #Pulaski Financial Corp................................    14,284     102,273
   Pzena Investment Management, Inc. Class A.............     4,045      24,027
   QC Holdings, Inc......................................    17,425      79,632
   QCR Holdings, Inc.....................................     2,716      26,535
  #Radian Group, Inc.....................................    97,172     308,035
  *Rainier Pacific Financial Group, Inc..................     4,450         111
  #Raymond James Financial, Inc..........................   161,350   5,124,476
   Regions Financial Corp................................ 1,074,949   6,546,439
   Reinsurance Group of America, Inc.....................    74,364   4,328,728
   RenaissanceRe Holdings, Ltd...........................    71,457   4,972,693
   Renasant Corp.........................................    32,119     491,421

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
   Republic Bancorp, Inc. Class A...........................  23,113 $  418,576
  *Republic First Bancorp, Inc..............................  19,454     41,242
   Resource America, Inc....................................  20,063    117,770
  *Riverview Bancorp, Inc...................................  12,537     37,987
  #RLI Corp.................................................  26,555  1,676,948
   Rockville Financial, Inc.................................  37,205    377,631
 #*Rodman & Renshaw Capital Group, Inc......................  39,919     61,076
   Roma Financial Corp......................................  37,277    364,196
  *Royal Bancshares of Pennsylvania, Inc. Class A...........   6,756      8,107
  *Rurban Financial Corp....................................   2,715      8,416
   S&T Bancorp, Inc.........................................  48,133    915,490
  #S.Y. Bancorp, Inc........................................  17,588    399,423
  *Safeguard Scientifics, Inc...............................  26,979    491,288
   Safety Insurance Group, Inc..............................  20,174    819,064
   Salisbury Bancorp, Inc...................................   1,248     28,492
   Sandy Spring Bancorp, Inc................................  31,245    558,348
  *Savannah Bancorp, Inc. (The).............................   3,653     27,032
   SCBT Financial Corp......................................  15,747    461,072
   SeaBright Holdings, Inc..................................  28,679    260,692
  *Seacoast Banking Corp. of Florida........................  30,047     47,474
  *Security National Financial Corp. Class A................   2,692      3,769
   SEI Investments Co.......................................  40,397    799,053
   Selective Insurance Group, Inc...........................  71,595  1,173,442
   Shore Bancshares, Inc....................................   6,595     40,625
   SI Financial Group, Inc..................................   8,589     87,178
  *Siebert Financial Corp...................................   8,302     12,951
   Sierra Bancorp...........................................  14,114    162,593
  *Signature Bank...........................................  50,649  2,996,395
   Simmons First National Corp..............................  22,544    544,663
   SLM Corp................................................. 255,087  3,976,806
   Somerset Hills Bancorp...................................   3,585     29,791
   South Street Financial Corp..............................     897      4,261
  *Southcoast Financial Corp................................   4,147     10,990
  *Southern Community Financial Corp........................  13,882     20,823
  *Southern Connecticut Bancorp, Inc........................   1,300      3,770
  *Southern First Bancshares, Inc...........................   2,507     24,569
   Southern Missouri Bancorp, Inc...........................   1,461     31,477
  *Southern National Bancorp of Virginia, Inc...............   1,825     12,775
  #Southside Bancshares, Inc................................  20,800    412,464
  *Southwest Bancorp, Inc...................................  24,074    149,259
   Southwest Georgia Financial Corp.........................   1,954     14,675
 #*St. Joe Co. (The)........................................ 105,671  1,871,433
   StanCorp Financial Group, Inc............................  60,842  2,023,605
   State Auto Financial Corp................................  49,944    828,072
   State Bancorp, Inc.......................................  17,357    225,641
   State Street Corp........................................ 218,756  9,071,811
   StellarOne Corp..........................................  28,985    360,573
   Sterling Bancorp.........................................  40,334    381,156
  #Stewart Information Services Corp........................  21,445    227,317
  *Stifel Financial Corp....................................  68,085  2,584,507
  *Stratus Properties, Inc..................................   6,860     97,275
  #Suffolk Bancorp..........................................  11,545    139,925
   Summit State Bank........................................   4,397     28,712
 #*Sun Bancorp, Inc.........................................  30,600     95,472
   SunTrust Banks, Inc...................................... 220,381  5,397,131
  *Superior Bancorp.........................................   7,375         48
  #Susquehanna Bancshares, Inc.............................. 163,122  1,228,309
  *Sussex Bancorp...........................................   2,127     13,592
  *SVB Financial Group......................................  57,188  3,489,612
   SWS Group, Inc...........................................  32,323    176,160
   Symetra Financial Corp...................................  75,778    951,772

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
   Synovus Financial Corp................................ 1,015,888 $ 1,859,075
   T. Rowe Price Group, Inc..............................    27,359   1,553,991
  *Taylor Capital Group, Inc.............................    17,751     140,943
  #TCF Financial Corp....................................   197,586   2,513,294
  #TD Ameritrade Holding Corp............................   228,988   4,204,220
   Teche Holding Co......................................     2,136      70,189
  *Tejon Ranch Co........................................    25,970     833,377
  *Tennessee Commerce Bancorp, Inc.......................     4,464       6,696
   Territorial Bancorp, Inc..............................    15,406     321,677
  #Teton Advisors, Inc...................................        95       2,007
  *Texas Capital Bancshares, Inc.........................    45,788   1,251,386
   TF Financial Corp.....................................     3,112      62,505
  *TFS Financial Corp....................................   217,970   2,057,637
  *Thomas Properties Group, Inc..........................    75,959     246,867
  *TIB Financial Corp....................................       274       3,562
  *Tidelands Bancshares, Inc.............................       551         112
  *TierOne Corp..........................................     8,000          32
  *Timberland Bancorp, Inc...............................     5,770      32,254
  #Tompkins Financial Corp...............................    13,643     551,177
   Torchmark Corp........................................   106,486   4,300,970
   Tower Bancorp, Inc....................................     8,782     232,635
  *Tower Financial Corp..................................     2,132      17,653
  #Tower Group, Inc......................................    54,705   1,250,556
   TowneBank.............................................    34,431     449,669
   Transatlantic Holdings, Inc...........................    83,087   4,254,885
   Travelers Cos., Inc. (The)............................   240,418  13,254,244
  *Tree.com, Inc.........................................    12,396      69,046
   TriCo Bancshares......................................    20,094     297,793
   Trustco Bank Corp.....................................    97,177     448,958
  #Trustmark Corp........................................    84,801   1,847,814
   U.S. Bancorp..........................................   828,401  21,588,130
   UMB Financial Corp....................................    50,500   2,095,750
  #Umpqua Holdings Corp..................................   148,350   1,685,256
   Unico American Corp...................................       100       1,059
   Union Bankshares, Inc.................................     2,439      48,414
   Union First Market Bankshares Corp....................    32,295     402,073
   United Bancshares, Inc................................     2,086      19,671
  #United Bankshares, Inc................................    51,460   1,227,836
  #United Community Bancorp..............................     1,759       9,657
 #*United Community Banks, Inc...........................    10,429     113,989
  *United Community Financial Corp.......................    10,564      11,832
   United Financial Bancorp, Inc.........................    23,125     360,519
   United Fire & Casualty Co.............................    52,761     904,851
  *United Security Bancshares............................     7,791      24,464
   Unitrin, Inc..........................................    86,420   2,434,451
  *Unity Bancorp, Inc....................................     5,831      39,184
   Universal Insurance Holdings, Inc.....................    47,676     203,577
   Univest Corp. of Pennsylvania.........................    21,026     312,657
  #Unum Group............................................   291,024   7,098,075
   Validus Holdings, Ltd.................................   129,728   3,449,468
  #Valley National Bancorp...............................   226,672   2,980,737
   ViewPoint Financial Group.............................    81,128   1,056,287
  *Virginia Commerce Bancorp, Inc........................    33,564     213,803
  *Virtus Investment Partners, Inc.......................     1,859     146,043
   VIST Financial Corp...................................     5,686      36,049
   VSB Bancorp, Inc......................................       134       1,556
 #*Waccamaw Bankshares, Inc..............................     1,080         745
   Waddell & Reed Financial, Inc.........................    26,403     968,990
   Washington Banking Co.................................    19,530     253,304
   Washington Federal, Inc...............................   146,450   2,476,470
   Washington Trust Bancorp, Inc.........................    20,417     465,099

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
  *Waterstone Financial, Inc..........................    21,650 $       54,558
   Wayne Savings Bancshares, Inc......................     1,615         13,841
   Webster Financial Corp.............................   110,023      2,246,670
   Wells Fargo & Co................................... 2,251,097     62,895,650
   WesBanco, Inc......................................    34,610        711,236
   West Bancorporation, Inc...........................    23,067        229,978
  *West Coast Bancorp.................................    25,738        419,015
   Westamerica Bancorporation.........................    36,666      1,720,735
  *Western Alliance Bancorp...........................   109,751        771,550
   Westwood Holdings Group, Inc.......................     4,555        171,632
   White Mountains Insurance Group, Ltd...............    10,919      4,601,157
   White River Capital, Inc...........................     2,447         46,787
  *Willis Group Holdings P.L.C........................     1,345         55,064
  *Wilshire Bancorp, Inc..............................    35,596        117,467
  #Wintrust Financial Corp............................    46,382      1,585,337
 #*World Acceptance Corp..............................    24,217      1,543,107
  #WR Berkley Corp....................................   125,820      3,873,998
  *WSB Holdings, Inc..................................     8,451         23,790
   WVS Financial Corp.................................     2,157         21,063
   Xl Group P.L.C.....................................   302,724      6,211,896
  *Yadkin Valley Financial Corp.......................    13,928         25,906
  #Zions Bancorporation...............................   233,379      5,111,000
  *ZipRealty, Inc.....................................    25,335         68,658
                                                                 --------------
Total Financials......................................            1,052,153,579
                                                                 --------------
Health Care -- (9.5%)
  *Abaxis, Inc........................................    15,565        369,202
   Abbott Laboratories................................   152,761      7,839,695
  *ABIOMED, Inc.......................................    55,009        908,199
  *Acadia Pharmaceuticals, Inc........................     2,387          3,891
 #*Accelr8 Technology Corp............................     2,183          8,601
  *Accuray, Inc.......................................   101,342        699,260
  *Achillion Pharmaceuticals, Inc.....................    17,500        129,675
  *Adcare Health Systems, Inc.........................     6,899         42,429
  *Addus HomeCare Corp................................     8,535         49,759
  *Adolor Corp........................................     4,235          9,402
  *ADVENTRX Pharmaceuticals, Inc......................    32,786         96,719
   Aetna, Inc.........................................   184,690      7,662,788
  *Affymax, Inc.......................................    45,944        303,690
  *Affymetrix, Inc....................................    94,780        535,507
  *Agilent Technologies, Inc..........................    56,755      2,392,791
 #*Air Methods Corp...................................    16,681      1,169,338
  *Akorn, Inc.........................................    22,114        153,250
  *Albany Molecular Research, Inc.....................    20,259         96,838
 #*Alere, Inc.........................................   112,870      3,328,536
 #*Alexion Pharmaceuticals, Inc.......................    36,176      2,054,797
 #*Alexza Pharmaceuticals, Inc........................     9,551         14,613
  *Align Technology, Inc..............................    78,674      1,730,041
  *Alkermes, Inc......................................   119,465      2,059,577
   Allergan, Inc......................................    33,891      2,755,677
  *Alliance HealthCare Services, Inc..................    65,771        237,433
  *Allied Healthcare International, Inc...............    48,514        185,323
  *Allied Healthcare Products, Inc....................     6,964         26,394
 #*Allos Therapeutics, Inc............................    38,881         72,319
  *Allscripts Healthcare Solutions, Inc...............   206,090      3,740,534
 #*Almost Family, Inc.................................    11,857        299,626
  *Alnylam Pharmaceuticals, Inc.......................    31,962        299,804
  *Alphatec Holdings, Inc.............................   105,254        307,342
  *AMAG Pharmaceuticals, Inc..........................    24,566        363,822
 #*Amedisys, Inc......................................    35,489        917,746
  *American Dental Partners, Inc......................    20,220        234,956

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Health Care -- (Continued)
   *American Shared Hospital Services....................     4,179 $    13,164
   *AMERIGROUP Corp......................................    64,076   3,524,180
    AmerisourceBergen Corp...............................    88,145   3,376,835
   *Amgen, Inc...........................................   228,508  12,499,388
   *Amicus Therapeutics, Inc.............................     4,067      28,225
   *AMN Healthcare Services, Inc.........................    51,291     413,405
   *Amsurg Corp..........................................    41,275   1,049,623
   *Anadys Pharmaceuticals, Inc..........................     9,107       8,834
    Analogic Corp........................................    16,444     884,523
   *AngioDynamics, Inc...................................    31,971     442,159
   *Anika Therapeutics, Inc..............................    14,061      90,412
   *Anthera Pharmaceuticals, Inc.........................    11,341      90,388
   *ARCA Biopharma, Inc..................................     8,083      11,801
   *Arcadia Resources, Inc...............................    27,261       1,227
  #*Ardea Biosciences, Inc...............................     1,237      28,946
  #*Arena Pharmaceuticals, Inc...........................     8,430      13,572
  #*Ariad Pharmaceuticals, Inc...........................   178,800   2,125,932
   *Arqule, Inc..........................................    24,325     136,220
   *Array BioPharma, Inc.................................    37,816      80,170
    Arrhythmia Research Technology, Inc..................     1,790       7,679
   *ArthroCare Corp......................................    34,983   1,156,188
  #*ARYx Therapeutics, Inc...............................     3,169          68
    Assisted Living Concepts, Inc........................    25,645     401,857
   *AtriCure, Inc........................................    13,778     167,678
    Atrion Corp..........................................     2,735     544,538
  #*AVANIR Pharmaceuticals, Inc..........................    22,913      85,924
   *AVI BioPharma, Inc...................................       600         882
    Bard (C.R.), Inc.....................................     9,268     914,566
    Baxter International, Inc............................    46,810   2,722,938
    Becton Dickinson & Co................................    24,917   2,083,310
  #*Bioanalytical Systems, Inc...........................     2,068       3,784
   *BioClinica, Inc......................................    15,357      71,871
   *BioCryst Pharmaceuticals, Inc........................    33,426     113,648
   *Biogen Idec, Inc.....................................    30,059   3,062,110
  #*BioMarin Pharmaceutical, Inc.........................    32,643   1,019,441
   *BioMimetic Therapeutics, Inc.........................     8,585      33,138
   *Bio-Rad Laboratories, Inc. Class A...................    29,895   3,258,555
   *Bio-Rad Laboratories, Inc. Class B...................     2,612     285,701
  #*Bio-Reference Labs, Inc..............................    35,410     706,075
  #*BioSante Pharmaceuticals, Inc........................     7,594      22,402
   *BioScrip, Inc........................................    64,841     465,558
   *BioSpecifics Technologies Corp.......................     2,000      43,820
  #*Boston Scientific Corp............................... 1,297,676   9,291,360
   *Bovie Medical Corp...................................    14,952      38,875
   #Bristol-Myers Squibb Co..............................   291,159   8,344,617
   *Brookdale Senior Living, Inc.........................   144,969   3,100,887
   *Bruker BioSciences Corp..............................    64,955   1,118,525
  #*BSD Medical Corp.....................................     4,763      15,623
  #*Cadence Pharmaceuticals, Inc.........................       880       7,612
   *Caliper Life Sciences, Inc...........................    61,887     504,379
   *Cambrex Corp.........................................    34,584     152,515
    Cantel Medical Corp..................................    22,875     570,274
   *Capital Senior Living Corp...........................    34,757     305,514
   *Capstone Therapeutics Corp...........................     2,652         743
   *Cardica, Inc.........................................     3,013       9,160
    Cardinal Health, Inc.................................   103,083   4,510,912
   *CardioNet, Inc.......................................    10,979      55,334
   *Cardiovascular Systems, Inc..........................     5,798      86,680
   *CareFusion Corp......................................   197,973   5,224,507
   *CAS Medical Systems, Inc.............................       693       1,933
   *Catalyst Health Solutions, Inc.......................    39,084   2,561,175

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
   *Catalyst Pharmaceutical Partners, Inc...................   1,590 $    2,464
   *Celgene Corp............................................  45,414  2,693,050
   *Celldex Therapeutics, Inc...............................  21,157     75,954
   *Celsion Corp............................................   7,425     28,438
   *Centene Corp............................................  66,665  2,187,279
  #*Cephalon, Inc...........................................  42,241  3,376,746
  #*Cepheid, Inc............................................   9,351    353,094
  #*Cerner Corp.............................................  59,524  3,957,751
  #*Cerus Corp..............................................  24,244     67,156
   *Charles River Laboratories International, Inc...........  76,853  3,039,536
    Chemed Corp.............................................  30,425  1,850,144
   *Chindex International, Inc..............................  10,667    121,924
   #Cigna Corp.............................................. 135,064  6,722,135
   *Codexis, Inc............................................  13,246    119,214
  #*Columbia Laboratories, Inc..............................   6,488     18,556
   *CombiMatrix Corp........................................   7,394     23,957
   *Community Health Systems, Inc........................... 124,209  3,209,561
    Computer Programs & Systems, Inc........................   4,189    307,473
  #*Conceptus, Inc..........................................  32,868    374,367
   *CONMED Corp.............................................  35,966    935,116
   *Conmed Healthcare Management, Inc.......................   7,215     27,345
  #*Continucare Corp........................................  75,784    478,955
   #Cooper Cos., Inc........................................  62,598  4,788,121
   *Cornerstone Therapeutics, Inc...........................   2,272     17,176
   *Corvel Corp.............................................  14,838    684,774
  #*Covance, Inc............................................  57,508  3,292,333
   *Coventry Health Care, Inc............................... 155,335  4,970,720
    Covidien P.L.C..........................................  57,173  2,903,817
   *Cross Country Healthcare, Inc...........................  39,775    274,845
   *CryoLife, Inc...........................................  35,789    206,503
  #*Cubist Pharmaceuticals, Inc.............................  76,317  2,592,488
  #*Cumberland Pharmaceuticals, Inc.........................   7,836     48,270
  #*Curis, Inc..............................................   6,700     23,383
   *Cutera, Inc.............................................  15,596    126,484
   *Cyberonics, Inc.........................................  23,631    641,345
   *Cyclacel Pharmaceuticals, Inc...........................   3,300      3,696
   *Cynosure, Inc. Class A..................................  10,074    131,063
   *Cytokinetics, Inc.......................................  71,615     90,235
  #*Cytori Therapeutics, Inc................................  14,615     63,283
   *DaVita, Inc.............................................  37,711  3,150,377
    Daxor Corp..............................................   5,407     54,448
  #*Dendreon Corp...........................................  48,246  1,780,277
    DENTSPLY International, Inc.............................  96,933  3,672,791
  #*DepoMed, Inc............................................  54,982    415,664
  #*DexCom, Inc.............................................  13,839    196,237
   *Digirad Corp............................................  23,800     67,354
   *Durect Corp.............................................  40,784     84,015
   *DUSA Pharmaceuticals, Inc...............................  15,664     79,730
   *Dyax Corp...............................................  68,911    113,014
   *Dynacq Healthcare, Inc..................................   3,325      6,151
   *Dynavax Technologies Corp...............................  23,749     66,497
   *Edwards Lifesciences Corp...............................  36,693  2,618,046
    Eli Lilly & Co.......................................... 117,030  4,482,249
   *Emdeon, Inc. Class A....................................  87,793  1,360,792
   *Emergent Biosolutions, Inc..............................  47,000    970,550
  #*Emeritus Corp...........................................  57,062  1,121,268
   *Encision, Inc...........................................     900        963
   *Endo Pharmaceuticals Holdings, Inc...................... 132,314  4,928,696
  .*Endo Pharmaceuticals Solutions..........................  64,970     71,467
   *Endologix, Inc..........................................  30,324    275,342
    Ensign Group, Inc.......................................  27,669    785,800

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
   *EnteroMedics, Inc.......................................     417 $    1,088
   *Entremed, Inc...........................................     327        605
   *Enzo Biochem, Inc.......................................  48,834    187,523
  #*Enzon Pharmaceuticals, Inc..............................  77,086    749,276
   *eResearch Technology, Inc...............................  62,161    395,966
   *Exact Sciences Corp.....................................  15,692    134,010
   *Exactech, Inc...........................................  16,396    280,208
  #*Exelixis, Inc...........................................  77,668    598,044
   *Express Scripts, Inc....................................  49,000  2,658,740
   *Five Star Quality Care, Inc.............................  44,386    219,711
   *Forest Laboratories, Inc................................ 178,488  6,614,765
   *Furiex Pharmaceuticals, Inc.............................   8,578    162,639
  #*Genomic Health, Inc.....................................   9,578    257,169
   *Gen-Probe, Inc..........................................  13,235    801,379
   *Gentiva Health Services, Inc............................  57,592  1,036,080
   *GenVec, Inc.............................................     317        922
  #*Geron Corp..............................................  78,065    300,550
   *Gilead Sciences, Inc....................................  64,524  2,733,237
   *Greatbatch, Inc.........................................  30,708    765,243
   *GTx, Inc................................................  17,440     73,074
   *Haemonetics Corp........................................  33,989  2,226,280
  #*Halozyme Therapeutics, Inc..............................  21,067    146,205
   *Hanger Orthopedic Group, Inc............................  43,836    920,994
  #*Hansen Medical, Inc.....................................   5,168     23,669
   *Harvard Bioscience, Inc.................................  37,663    190,575
   *Health Management Associates, Inc....................... 151,700  1,441,150
   *Health Net, Inc......................................... 133,177  3,744,937
   *HealthSouth Corp........................................  75,234  1,835,710
   *Healthspring, Inc.......................................  90,385  3,709,400
   *HealthStream, Inc.......................................  26,833    363,319
   *Healthways, Inc.........................................  41,978    626,732
   *Helicos BioSciences Corp................................  11,559      1,734
  #*Henry Schein, Inc.......................................  59,124  3,929,381
    Hill-Rom Holdings, Inc..................................  71,178  2,654,228
   *Hi-Tech Pharmacal Co., Inc..............................  16,694    472,273
   *HMS Holdings Corp.......................................  14,349  1,084,784
  #*Hologic, Inc............................................ 227,293  4,220,831
   *Hooper Holmes, Inc......................................  27,777     29,444
   *Hospira, Inc............................................  64,958  3,320,653
  #*Human Genome Sciences, Inc..............................  53,067  1,114,938
   #Humana, Inc............................................. 106,714  7,958,730
   *Icagen, Inc.............................................   5,533     33,253
   *ICU Medical, Inc........................................  18,334    778,828
  #*Idenix Pharmaceuticals, Inc.............................  40,612    271,288
   *Idera Pharmaceuticals, Inc..............................  32,641     63,976
  #*IDEXX Laboratories, Inc.................................  10,374    860,420
   *Illumina, Inc...........................................  17,330  1,082,258
   *Immucor, Inc............................................  90,198  2,390,247
  #*ImmunoGen, Inc..........................................   7,435    100,596
  #*Immunomedics, Inc.......................................  35,448    144,628
   *Impax Laboratories, Inc.................................  87,129  1,845,392
  #*Incyte Corp.............................................  50,035    872,610
  #*Infinity Pharmaceuticals, Inc...........................  22,453    202,077
  #*Inovio Pharmaceuticals, Inc.............................  19,500     12,382
  #*Insulet Corp............................................   2,698     53,043
   *Integra LifeSciences Holdings Corp......................  38,072  1,715,905
   *IntegraMed America, Inc.................................  11,577    105,930
   *Interleukin Genetics, Inc...............................   4,930      2,071
  #*InterMune, Inc..........................................  28,645    956,170
  #*Intuitive Surgical, Inc.................................   3,400  1,361,870
    Invacare Corp...........................................  40,711  1,220,516

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Health Care -- (Continued)
   *IPC The Hospitalist Co...............................    20,331 $   919,571
   *Iridex Corp..........................................     9,691      38,958
   *IRIS International, Inc..............................    21,582     223,158
   *ISTA Pharmaceuticals, Inc............................    28,437     141,332
  #*Jazz Pharmaceuticals, Inc............................    33,119   1,340,326
   #Johnson & Johnson....................................   349,581  22,649,353
   *Kensey Nash Corp.....................................    15,195     398,109
   *Keryx Biopharmaceuticals, Inc........................    16,500      72,765
    Kewaunee Scientific Corp.............................     3,000      29,640
   *Kindred Healthcare, Inc..............................    68,907   1,298,208
   *Kinetic Concepts, Inc................................    87,926   5,885,766
  #*K-V Pharmaceutical Co................................    45,622      90,788
   *K-V Pharmaceutical Co. Class B.......................     7,693      16,078
   *Laboratory Corp. of America Holdings.................    19,800   1,797,048
    Landauer, Inc........................................     5,250     296,362
   *Lannet Co., Inc......................................    31,088     147,668
   *LCA-Vision, Inc......................................    20,620      86,810
    LeMaitre Vascular, Inc...............................    17,632     116,724
  #*Lexicon Pharmaceuticals, Inc.........................    47,138      79,192
   *LHC Group, Inc.......................................    22,632     515,557
   *Life Technologies Corp...............................   120,198   5,412,516
   *LifePoint Hospitals, Inc.............................    69,805   2,589,766
   *Ligand Pharmaceuticals, Inc. Class B.................     2,218      30,209
   #Lincare Holdings, Inc................................   111,350   2,849,446
   *Luminex Corp.........................................    33,513     681,990
   *Luna Innovations, Inc................................     4,551       9,466
   *Magellan Health Services, Inc........................    43,782   2,281,042
  #*MannKind Corp........................................    26,972      89,547
   *Marina Biotech, Inc..................................       200          42
    Masimo Corp..........................................    13,486     374,641
   *Maxygen, Inc.........................................    48,995     266,043
    McKesson Corp........................................    54,224   4,398,651
   *MedAssets, Inc.......................................    72,139     914,001
   *MedCath Corp.........................................    27,114     355,736
   *Medco Health Solutions, Inc..........................    47,892   3,011,449
   *Medical Action Industries, Inc.......................    32,084     244,480
   *Medicines Co. (The)..................................    71,432   1,070,051
  #*MediciNova, Inc......................................     4,963      13,400
   #Medicis Pharmaceutical Corp. Class A.................    77,415   2,878,290
   *Medidata Solutions, Inc..............................    11,378     232,453
   *Medivation, Inc......................................       964      20,456
   *Mednax, Inc..........................................    58,604   3,994,449
   *MedQuist Holdings, Inc...............................    42,163     564,563
    MEDTOX Scientific, Inc...............................    10,899     170,133
    Medtronic, Inc.......................................   190,894   6,881,729
    Merck & Co., Inc..................................... 1,373,459  46,876,156
  #*Merge Healthcare, Inc................................    31,115     158,064
   #Meridian Bioscience, Inc.............................    13,838     298,901
   *Merit Medical Systems, Inc...........................    55,299     866,535
   *Metropolitan Health Networks, Inc....................    53,515     302,895
   *Mettler Toledo International, Inc....................    11,500   1,780,315
   *Micromet, Inc........................................     9,870      55,864
   *Misonix, Inc.........................................     8,260      19,741
   *Molina Healthcare, Inc...............................    59,989   1,358,751
   *Momenta Pharmaceuticals, Inc.........................     2,449      43,249
  #*MWI Veterinary Supply, Inc...........................    11,800   1,050,908
   *Mylan, Inc...........................................   293,149   6,677,934
   *Myrexis, Inc.........................................    19,940      67,597
   *Myriad Genetics, Inc.................................    42,668     907,548
   *Nabi Biopharmaceuticals..............................    61,507     121,169
  #*Nanosphere, Inc......................................    32,702      67,366

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Health Care -- (Continued)
    National Healthcare Corp.............................    17,825 $   847,935
    National Research Corp...............................     8,940     325,684
   *Natus Medical, Inc...................................    58,055     669,374
   *Neogen Corp..........................................    21,444     886,924
  #*Neuralstem, Inc......................................       165         188
   *Neurocrine Biosciences, Inc..........................    35,871     277,283
  #*NeurogesX, Inc.......................................     8,021      19,170
   *Neurometrix, Inc.....................................     9,119       4,012
   *Novavax, Inc.........................................    48,240      90,209
   *NPS Pharmaceuticals, Inc.............................    19,548     188,834
  #*NuVasive, Inc........................................    52,904   1,514,112
   *NxStage Medical, Inc.................................    28,146     517,886
   *Obagi Medical Products, Inc..........................    26,212     271,818
   #Omnicare, Inc........................................   154,728   4,719,204
   *Omnicell, Inc........................................    44,065     753,952
  #*OncoGenex Pharmaceutical, Inc........................     1,700      24,582
  #*Oncothyreon, Inc.....................................     8,655      69,327
   *Onyx Pharmaceuticals, Inc............................    69,982   2,308,006
  #*Optimer Pharmaceuticals, Inc.........................    46,360     490,489
   *OraSure Technologies, Inc............................    59,567     548,016
   *Orchid Cellmark, Inc.................................    18,439      50,707
  #*Orexigen Therapeutics, Inc...........................    23,059      38,047
   *Orthofix International N.V...........................    21,635     913,646
  #*Osiris Therapeutics, Inc.............................    16,334     116,788
   #Owens & Minor, Inc...................................    71,349   2,176,144
  #*OXiGENE, Inc.........................................       214         407
   *Pain Therapeutics, Inc...............................    56,300     271,366
   *Palomar Medical Technologies, Inc....................    23,863     236,721
   *Par Pharmaceutical Cos., Inc.........................    48,325   1,565,247
   *Parexel International Corp...........................    77,692   1,595,017
   #Patterson Cos., Inc..................................   113,452   3,498,860
   *PDI, Inc.............................................    16,602     124,017
   #PDL BioPharma, Inc...................................   122,879     760,621
    PerkinElmer, Inc.....................................   153,244   3,748,348
   *Pernix Therapeutics Holdings, Inc....................     6,670      57,962
    Perrigo Co...........................................    21,164   1,911,321
    Pfizer, Inc.......................................... 3,482,587  67,004,974
    Pharmaceutical Products Development Service, Inc.....   109,658   3,161,440
  #*Pharmasset, Inc......................................     2,775     336,830
  #*PharmAthene, Inc.....................................     3,212       8,512
   *PharMerica Corp......................................    38,393     490,279
   *PHC, Inc.............................................    16,074      45,007
   *PhotoMedex, Inc......................................     2,645      36,157
  #*Poniard Pharmaceuticals, Inc.........................     9,411       2,149
   *Pozen, Inc...........................................    14,195      63,168
   *Progenics Pharmaceuticals, Inc.......................    36,715     200,464
   *ProPhase Labs, Inc...................................    19,981      17,583
   *Providence Service Corp..............................    16,952     200,881
   *pSivida Corp.........................................    19,235      90,597
  #*PSS World Medical, Inc...............................    60,216   1,440,969
    Psychemedics Corp....................................     1,810      15,530
   #Quality Systems, Inc.................................    12,030   1,099,061
   #Quest Diagnostics, Inc...............................   105,540   5,700,215
   *Questcor Pharmaceuticals, Inc........................    47,500   1,474,875
  #*Quidel Corp..........................................    35,932     537,543
   *RadNet, Inc..........................................    26,380      98,925
  #*Raptor Pharmaceutical Corp...........................       362       2,042
   *Regeneration Technologies, Inc.......................    60,280     198,321
  #*Regeneron Pharmaceuticals, Inc.......................    33,215   1,762,388
   *Repligen Corp........................................    40,505     142,983
   *Repros Therapeutics, Inc.............................       500       2,760

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
  #*ResMed, Inc............................................  45,959 $ 1,392,098
   *Retractable Technologies, Inc..........................   7,725       9,811
   *Rigel Pharmaceuticals, Inc.............................  87,016     756,169
   *Rochester Medical Corp.................................  13,631     122,134
   *Rockwell Medical Technologies, Inc.....................  11,250     120,488
  #*Sangamo BioSciences, Inc...............................  24,422     132,367
   *Santarus, Inc..........................................  49,945     162,821
   *SciClone Pharmaceuticals, Inc..........................  76,360     490,231
   *Select Medical Holdings Corp........................... 108,397     850,916
  #*SeraCare Life Sciences, Inc............................     519       1,967
   *Sirona Dental Systems, Inc.............................  60,008   3,035,205
   *Skilled Healthcare Group, Inc..........................  26,638     234,414
   *Solta Medical, Inc.....................................  54,517     133,021
  #*Somaxon Pharmaceuticals, Inc...........................  10,200      15,504
   *SonoSite, Inc..........................................  21,808     712,249
    Span-American Medical System, Inc......................   3,812      58,857
   *Spectranetics Corp.....................................  43,357     300,464
  #*Spectrum Pharmaceuticals, Inc..........................  36,900     391,140
   *SRI/Surgical Express, Inc..............................   7,871      33,609
    St. Jude Medical, Inc..................................  40,153   1,867,114
   *Staar Surgical Co......................................  26,254     119,456
  #*StemCells, Inc.........................................   1,638       5,995
  #*Stereotaxis, Inc.......................................  44,332     144,079
    Steris Corp............................................  64,681   2,263,188
   *Strategic Diagnostics, Inc.............................  16,628      35,750
    Stryker Corp...........................................  39,340   2,137,736
   *Sucampo Pharmaceuticals, Inc...........................  14,749      59,291
   *Sun Healthcare Group, Inc..............................  27,539     192,773
   *SunLink Health Systems, Inc............................   3,122       6,556
  #*Sunrise Senior Living, Inc.............................  75,757     668,177
   *SuperGen, Inc..........................................  62,214     190,375
   *SurModics, Inc.........................................  20,919     230,109
   *Symmetry Medical, Inc..................................  46,254     445,426
   *Synovis Life Technologies, Inc.........................  14,361     239,398
   *Synta Pharmaceuticals Corp.............................  12,591      58,800
   *Targacept, Inc.........................................   7,708     157,552
   *Team Health Holdings, Inc..............................  28,692     631,511
    Techne Corp............................................  13,900   1,053,481
    Teleflex, Inc..........................................  53,122   3,199,538
   *Telik, Inc.............................................   1,600         816
  #*Tenet Healthcare Corp.................................. 595,314   3,309,946
   *Theragenics Corp.......................................  18,695      31,968
  #*Theravance, Inc........................................  17,906     382,830
   *Thermo Fisher Scientific, Inc.......................... 173,838  10,445,925
   *Thoratec Corp..........................................  59,538   2,005,835
   *TranS1, Inc............................................  23,734     109,651
   *Transcend Services, Inc................................  14,027     407,625
   *Transcept Pharmaceuticals, Inc.........................  22,329      90,656
   *Trimeris, Inc..........................................  17,500      41,300
   *Triple-S Management Corp...............................  25,064     540,630
    U.S. Physical Therapy, Inc.............................  15,695     377,936
   *United Therapeutics Corp...............................  24,170   1,386,875
    UnitedHealth Group, Inc................................ 491,713  24,403,716
   *Universal American Corp................................ 104,343     992,302
    Universal Health Services, Inc.........................  64,030   3,178,449
   *Urologix, Inc..........................................   4,079       3,997
   *Uroplasty, Inc.........................................   2,767      18,843
    Utah Medical Products, Inc.............................   4,989     125,972
  #*Varian Medical Systems, Inc............................  14,346     900,355
   *Vascular Solutions, Inc................................  21,585     281,900
  #*VCA Antech, Inc........................................ 112,946   2,206,965

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
   *Vertex Pharmaceuticals, Inc...........................  20,322 $  1,053,899
  #*Vical, Inc............................................  72,462      348,542
  #*Viropharma, Inc....................................... 101,136    1,828,539
   *Waters Corp...........................................  12,868    1,130,969
  #*Watson Pharmaceuticals, Inc...........................  95,501    6,410,982
   *WellCare Health Plans, Inc............................  53,682    2,353,956
    WellPoint, Inc........................................ 211,328   14,275,206
    West Pharmaceutical Services, Inc.....................  44,614    1,957,216
   *Wright Medical Group, Inc.............................  50,709      793,089
  #*XenoPort, Inc.........................................  10,447       74,069
    Young Innovations, Inc................................   9,897      286,815
  #*Zalicus, Inc..........................................  90,849      208,953
   *Zimmer Holdings, Inc..................................  91,533    5,493,811
   *Zoll Medical Corp.....................................  28,006    1,950,898
                                                                   ------------
Total Health Care.........................................          632,109,107
                                                                   ------------
Industrials -- (12.0%)
  #*3D Systems Corp.......................................  56,384    1,207,181
    3M Co.................................................  73,767    6,428,056
   #A.O. Smith Corp.......................................  49,442    2,050,360
   *A.T. Cross Co.........................................   9,589      141,630
  #*A123 Systems, Inc..................................... 110,033      564,469
   #AAON, Inc.............................................  32,122      728,527
    AAR Corp..............................................  50,302    1,475,861
    ABM Industries, Inc...................................  69,517    1,564,132
   *Acacia Technologies Group.............................  26,278    1,127,852
   *ACCO Brands Corp......................................  52,600      450,782
    Aceto Corp............................................  30,290      184,769
   *Active Power, Inc.....................................   7,900       13,351
    Actuant Corp. Class A.................................  91,207    2,253,725
    Acuity Brands, Inc....................................  32,697    1,592,017
   *Advisory Board Co. (The)..............................  13,807      739,227
   *Aecom Technology Corp................................. 150,661    3,727,353
   *AeroCentury Corp......................................   2,068       26,760
   *Aerosonic Corp........................................   1,200        4,020
  #*Aerovironment, Inc....................................  27,681      798,043
  #*AGCO Corp.............................................  85,758    4,066,644
   *Air Transport Services Group, Inc.....................  81,444      405,591
    Aircastle, Ltd........................................  90,875    1,040,519
    Alamo Group, Inc......................................  15,034      359,463
  #*Alaska Air Group, Inc.................................  48,369    2,956,313
    Albany International Corp.............................  34,374      913,317
    Alexander & Baldwin, Inc..............................  57,632    2,778,439
  #*Allegiant Travel Co...................................  25,381    1,092,144
    Alliant Techsystems, Inc..............................  28,434    1,854,750
   *Allied Defense Group, Inc.............................   8,042       26,941
   *Allied Motion Technologies, Inc.......................   6,578       34,534
   *Altra Holdings, Inc...................................  34,853      775,131
   *Amerco, Inc...........................................  25,895    2,334,175
   *American Railcar Industries, Inc......................  39,572      925,589
   *American Reprographics Co.............................  56,422      385,362
    American Science & Engineering, Inc...................  12,092      981,024
    American Woodmark Corp................................  16,764      278,618
    Ameron International Corp.............................  11,431      972,664
    Ametek, Inc...........................................  43,239    1,837,658
    Ampco-Pittsburgh Corp.................................  12,957      337,530
   *AMREP Corp............................................   7,977       70,357
   *APAC Customer Services, Inc...........................  66,915      562,755
    Apogee Enterprises, Inc...............................  36,944      423,009
   *Applied Energetics, Inc...............................   7,766        1,927
    Applied Industrial Technologies, Inc..................  55,522    1,772,262

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
   *Argan, Inc..............................................  15,276 $  158,412
    Arkansas Best Corp......................................  32,968    793,210
   *Armstrong World Industries, Inc.........................  74,050  2,924,975
   *Arotech Corp............................................   5,156      9,487
  #*Ascent Solar Technologies, Inc..........................  31,475     28,642
   *Astec Industries, Inc...................................  30,197  1,132,991
   *Astronics Corp..........................................  13,327    424,998
   *Astronics Corp. Class B.................................     739     23,308
   *Atlas Air Worldwide Holdings, Inc.......................  33,315  1,745,373
   *Avalon Holding Corp. Class A............................   1,202      3,185
    Avery Dennison Corp.....................................  79,817  2,518,226
  #*Avis Budget Group, Inc.................................. 140,090  2,116,760
    AZZ, Inc................................................  16,723    836,652
   *Babcock & Wilcox Co. (The)..............................  23,337    582,958
   #Badger Meter, Inc.......................................  15,428    562,968
   *Baldwin Technology Co. Class A..........................  10,603     11,663
   #Barnes Group, Inc.......................................  71,266  1,735,327
    Barrett Business Services, Inc..........................  13,746    205,090
   *BE Aerospace, Inc....................................... 123,275  4,906,345
   *Beacon Roofing Supply, Inc..............................  60,354  1,290,369
    Belden, Inc.............................................  61,550  2,268,118
   *Blount International, Inc...............................  39,777    661,492
   *BlueLinx Holdings, Inc..................................  63,414    142,682
    Boeing Co. (The)........................................  66,931  4,716,628
    Brady Co. Class A.......................................  67,166  1,988,114
   *Breeze-Eastern Corp.....................................  12,249    135,964
   #Briggs & Stratton Corp..................................  65,275  1,118,814
   #Brink's Co. (The).......................................  65,493  1,954,311
   *Broadwind Energy, Inc...................................  20,725     27,357
   *Builders FirstSource, Inc...............................  69,878    160,719
   #C.H. Robinson Worldwide, Inc............................  16,987  1,228,330
   *CAI International, Inc..................................  25,126    440,961
  #*Capstone Turbine Corp...................................  12,576     18,235
    Carlisle Cos., Inc......................................  77,600  3,354,648
    Cascade Corp............................................  14,672    733,453
   *Casella Waste Systems, Inc..............................  29,358    184,662
    Caterpillar, Inc........................................  63,196  6,243,133
  #*CBIZ, Inc...............................................  93,126    694,720
    CDI Corp................................................  24,076    312,025
   *CECO Environmental Corp.................................  17,951    135,710
   *Celadon Group, Inc......................................  27,715    379,141
  #*Cenveo, Inc.............................................  34,262    198,377
   *Ceradyne, Inc...........................................  33,203  1,076,109
   *Champion Industries, Inc................................   6,873      8,866
   *Chart Industries, Inc...................................  37,348  1,981,685
    Chase Corp..............................................  11,789    165,282
    Chicago Rivet & Machine Co..............................     653     10,970
   #Cintas Corp.............................................  95,000  3,092,250
    CIRCOR International, Inc...............................  22,348    966,551
    CLAROC, Inc.............................................  51,895  2,286,494
   *Clean Harbors, Inc......................................  53,078  2,799,864
   *CNH Global N.V..........................................     709     27,041
   *Coleman Cable, Inc......................................   6,906     91,021
   *Colfax Corp.............................................  52,218  1,413,541
   *Columbus McKinnon Corp..................................  24,688    406,118
   *Comarco, Inc............................................   7,026      2,354
    Comfort Systems USA, Inc................................  48,466    505,985
   *Command Security Corp...................................  10,654     16,514
   *Commercial Vehicle Group, Inc...........................  24,755    262,403
    CompX International, Inc................................   3,471     47,206
   *Consolidated Graphics, Inc..............................  14,922    769,826

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
   #Con-way, Inc...........................................  68,059 $ 2,492,321
    Cooper Industries P.L.C................................  67,328   3,521,928
   *Copart, Inc............................................  45,007   1,955,554
    Corporate Executive Board Co...........................  19,137     777,919
   *Corrections Corp. of America........................... 143,512   3,079,768
  #*CoStar Group, Inc......................................  19,666   1,155,574
    Courier Corp...........................................  21,176     203,501
    Covanta Holding Corp................................... 209,697   3,623,564
   *Covenant Transportation Group, Inc.....................  12,060      70,792
   *CPI Aerostructures, Inc................................   7,493     105,726
   *CRA International, Inc.................................  14,257     383,228
    Crane Co...............................................  62,498   2,894,907
    CSX Corp............................................... 500,400  12,294,828
    Cubic Corp.............................................  35,637   1,729,820
    Cummins, Inc...........................................  25,812   2,707,163
    Curtiss-Wright Corp....................................  58,562   1,871,642
    Danaher Corp........................................... 117,147   5,753,089
    Deere & Co.............................................  46,100   3,619,311
   *Delta Air Lines, Inc...................................  69,300     546,777
    Deluxe Corp............................................  39,489     929,571
   *DigitalGlobe, Inc......................................  60,203   1,572,502
   *Dollar Thrifty Automotive Group, Inc...................  33,400   2,406,136
    Donaldson Co., Inc.....................................  22,171   1,227,830
    Douglas Dynamics, Inc..................................   9,024     137,075
    Dover Corp.............................................  59,529   3,599,719
    Ducommun, Inc..........................................  13,356     293,832
    Dun & Bradstreet Corp. (The)...........................  27,099   1,966,032
   *DXP Enterprises, Inc...................................  18,430     501,112
   *Dycom Industries, Inc..................................  47,491     809,247
    Dynamic Materials Corp.................................  16,941     359,149
  #*Eagle Bulk Shipping, Inc...............................  77,094     181,942
    Eastern Co.............................................   6,473     116,126
    Eaton Corp.............................................  78,020   3,741,059
    Ecology & Environment, Inc. Class A....................   3,367      57,609
   *EMCOR Group, Inc.......................................  88,467   2,469,999
    Emerson Electric Co....................................  95,382   4,682,302
    Empire Resources, Inc..................................   6,900      27,324
    Encore Wire Corp.......................................  30,098     662,457
  #*Ener1, Inc.............................................  73,911      63,563
  #*Energy Conversion Devices, Inc.........................  33,852      35,545
  #*Energy Recovery, Inc...................................  39,867     122,392
    EnergySolutions, Inc................................... 113,561     574,619
  #*EnerNOC, Inc...........................................     729      12,203
   *EnerSys................................................  65,471   2,093,763
    Ennis, Inc.............................................  34,081     597,781
   *EnPro Industries, Inc..................................  27,066   1,251,532
   *Environmental Tectonics Corp...........................   1,572       3,655
    Equifax, Inc........................................... 109,852   3,774,515
    ESCO Technologies, Inc.................................  34,822   1,207,627
    Espey Manufacturing & Electronics Corp.................   4,614     115,858
   *Esterline Technologies Corp............................  40,745   3,111,696
  #*Excel Maritime Carriers, Ltd........................... 107,791     278,101
    Expeditors International of Washington, Inc............  34,200   1,632,024
   *Exponent, Inc..........................................  18,149     758,810
   *Express-1 Expedited Solutions, Inc.....................  34,586     134,885
   #Fastenal Co............................................  47,958   1,613,787
    Federal Signal Corp....................................  81,695     472,197
   #FedEx Corp............................................. 133,390  11,588,923
   *Flanders Corp..........................................  33,425     110,302
   *Flow International Corp................................  65,766     224,262
    Flowserve Corp.........................................  29,431   2,924,853

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
    Fluor Corp...........................................    41,256 $ 2,620,994
   #Forward Air Corp.....................................    30,662     955,428
   *Franklin Covey Co....................................    24,855     278,376
    Franklin Electric Co., Inc...........................    30,494   1,331,063
   *Freightcar America, Inc..............................    14,638     361,266
   *Frozen Food Express Industries.......................    14,040      51,948
  #*FTI Consulting, Inc..................................    57,067   2,070,961
   *Fuel Tech, Inc.......................................    30,552     194,311
  #*FuelCell Energy, Inc.................................    13,996      18,615
   *Furmanite Corp.......................................    50,182     393,427
    G & K Services, Inc. Class A.........................    24,195     824,324
    Gardner Denver Machinery, Inc........................    65,591   5,594,256
   #GATX Corp............................................    67,845   2,675,128
  #*Genco Shipping & Trading, Ltd........................    34,900     218,474
   *Gencor Industries, Inc...............................     5,578      43,174
   *GenCorp, Inc.........................................    56,901     322,060
   *Generac Holdings, Inc................................    25,013     463,991
   *General Cable Corp...................................    69,146   2,749,936
    General Dynamics Corp................................   140,662   9,584,709
    General Electric Co.................................. 4,715,415  84,453,083
   *Genesee & Wyoming, Inc...............................    49,291   2,712,977
   *GEO Group, Inc. (The)................................    86,674   1,802,819
   *GeoEye, Inc..........................................    28,768   1,149,569
   *Gibraltar Industries, Inc............................    38,642     397,240
   *Global Power Equipment Group, Inc....................    18,323     475,848
    Goodrich Corp........................................    77,341   7,358,223
    Gorman-Rupp Co. (The)................................    26,266     855,746
   *GP Strategies Corp...................................    21,039     272,455
    Graco, Inc...........................................    10,999     483,186
  #*Graftech International, Ltd..........................    71,862   1,384,062
    Graham Corp..........................................    12,150     239,112
    Granite Construction, Inc............................    48,936   1,144,124
    Great Lakes Dredge & Dock Corp.......................    73,076     434,802
  #*Greenbrier Cos., Inc.................................    32,945     662,853
   *Griffon Corp.........................................    76,049     718,663
   *H&E Equipment Services, Inc..........................    45,667     548,004
    Hardinge, Inc........................................    11,317     123,921
    Harsco Corp..........................................   106,563   2,920,892
   *Hawaiian Holdings, Inc...............................    81,169     381,494
    Healthcare Services Group, Inc.......................    39,873     625,607
   #Heartland Express, Inc...............................    90,765   1,390,520
   #HEICO Corp...........................................    20,663   1,079,848
    HEICO Corp. Class A..................................    51,297   1,897,989
    Heidrick & Struggles International, Inc..............    20,447     543,890
   *Heritage-Crystal Clean, Inc..........................    12,102     242,524
    Herman Miller, Inc...................................    28,316     651,551
   *Hertz Global Holdings, Inc...........................   236,405   3,326,218
   *Hexcel Corp..........................................   120,069   2,874,452
   *Hill International, Inc..............................    49,092     263,624
    HNI Corp.............................................    56,570   1,182,879
  #*Hoku Corp............................................    51,085      75,606
    Honeywell International, Inc.........................    94,527   5,019,384
   #Horizon Lines, Inc...................................    72,385      76,004
    Houston Wire & Cable Co..............................    22,285     354,554
   *Hub Group, Inc. Class A..............................    46,901   1,664,047
    Hubbell, Inc. Class A................................     7,551     409,264
    Hubbell, Inc. Class B................................    58,329   3,468,826
   *Hudson Highland Group, Inc...........................    42,879     256,845
  #*Huntington Ingalls Industries, Inc...................    22,463     752,061
   *Hurco Cos., Inc......................................     7,940     233,595
   *Huron Consulting Group, Inc..........................    27,970     905,389

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
   *ICF International, Inc..................................  24,778 $  578,814
    IDEX Corp...............................................  98,409  4,082,005
   *IHS, Inc................................................  21,518  1,585,661
   *II-VI, Inc..............................................  71,080  1,779,132
   #Illinois Tool Works, Inc................................  80,644  4,016,071
    Ingersoll-Rand P.L.C.................................... 145,760  5,454,339
  #*InnerWorkings, Inc......................................  59,462    435,856
   *Innotrac Corp...........................................   4,173      5,759
   *Innovative Solutions & Support, Inc.....................  19,410    103,844
   *Insituform Technologies, Inc............................  50,179  1,006,089
    Insperity, Inc..........................................  31,977    934,368
    Insteel Industries, Inc.................................  21,991    252,017
   *Integrated Electrical Services, Inc.....................  14,770     48,889
   *Intelligent Systems Corp................................     629        881
   #Interface, Inc. Class A.................................  59,713    956,602
   *Interline Brands, Inc...................................  41,496    694,228
    International Shipholding Corp..........................   8,363    172,194
    Intersections, Inc......................................  25,390    493,074
   #Iron Mountain, Inc...................................... 126,321  3,995,533
    ITT Industries, Inc..................................... 121,811  6,497,399
    J.B. Hunt Transport Services, Inc.......................  32,900  1,488,396
   *Jacobs Engineering Group, Inc...........................  79,790  3,122,981
  #*JetBlue Airways Corp.................................... 381,431  1,827,054
    John Bean Technologies Corp.............................  18,951    334,675
    Joy Global, Inc.........................................  20,498  1,925,172
   *Kadant, Inc.............................................  17,092    449,691
    Kaman Corp. Class A.....................................  35,008  1,246,985
   *Kansas City Southern....................................  99,896  5,928,828
   *KAR Auction Services, Inc...............................  40,986    728,731
    Kaydon Corp.............................................  43,325  1,544,536
    KBR, Inc................................................  97,747  3,484,681
   *Kelly Services, Inc. Class A............................  64,846  1,014,840
   *Kelly Services, Inc. Class B............................   1,275     19,858
    Kennametal, Inc......................................... 103,639  4,086,486
   *Key Technology, Inc.....................................   7,062    114,687
   *Kforce, Inc.............................................  50,734    699,115
    Kimball International, Inc. Class B.....................  34,416    206,496
  #*Kirby Corp..............................................  69,002  4,024,197
    Knight Transportation, Inc.............................. 110,177  1,734,186
    Knoll, Inc..............................................  31,129    568,104
   *Korn/Ferry International................................  59,844  1,289,040
  #*Kratos Defense & Security Solutions, Inc................  50,540    549,374
    L.S. Starrett Co. Class A...............................   7,047     89,426
    L-3 Communications Holdings, Inc........................  70,320  5,563,718
    Landstar System, Inc....................................  14,471    649,024
    Lawson Products, Inc....................................  12,431    232,087
   *Layne Christensen Co....................................  25,059    734,479
    LB Foster Co. Class A...................................  12,390    430,552
   *LECG Corp...............................................  11,738        399
   #Lennox International, Inc...............................  27,100  1,002,158
    Lincoln Electric Holdings, Inc.......................... 101,848  3,485,239
   #Lindsay Corp............................................  13,513    855,373
   *LMI Aerospace, Inc......................................  15,508    356,529
   #Lockheed Martin Corp....................................  31,576  2,391,250
    LSI Industries, Inc.....................................  42,695    355,222
   *Lydall, Inc.............................................  21,041    254,175
   *M&F Worldwide Corp......................................  20,275    508,092
   *Magnetek, Inc...........................................  15,256     27,461
   *Manitex International, Inc..............................   2,123     10,615
   #Manitowoc Co., Inc. (The)............................... 169,092  2,365,597
    Manpower, Inc...........................................  48,110  2,430,517

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
    Marten Transport, Ltd..................................  28,585 $   587,993
   #Masco Corp............................................. 234,500   2,473,975
   *MasTec, Inc............................................ 105,979   2,212,842
    McGrath Rentcorp.......................................  30,867     803,468
   *Meritor, Inc...........................................  70,486     951,561
   *Metalico, Inc..........................................  76,765     420,672
    Met-Pro Corp...........................................  29,174     307,494
   *MFRI, Inc..............................................   6,501      60,329
   *Michael Baker Corp.....................................  11,508     240,057
  #*Microvision, Inc.......................................  22,533      24,561
   *Middleby Corp..........................................  18,769   1,585,605
    Miller Industries, Inc.................................  15,329     251,089
   #Mine Safety Appliances Co..............................  48,436   1,652,636
   *Mistras Group, Inc.....................................  35,297     602,167
   *Mobile Mini, Inc.......................................  48,697   1,027,994
   *Moog, Inc..............................................  55,280   2,263,716
   *Moog, Inc. Class B.....................................   5,562     228,042
    MSC Industrial Direct Co., Inc. Class A................  11,500     710,470
    Mueller Industries, Inc................................  50,341   1,889,298
    Mueller Water Products, Inc............................ 206,149     674,107
    Multi-Color Corp.......................................  16,790     452,155
   *MYR Group, Inc.........................................  26,045     632,633
    NACCO Industries, Inc. Class A.........................   8,752     795,382
   #National Presto Industries, Inc........................   8,893     904,774
    National Technical Systems, Inc........................  11,231      67,723
   *Navigant Consulting, Inc...............................  60,278     709,472
   *Navistar International Corp............................  32,363   1,660,546
  #*NIVS IntelliMedia Technology Group, Inc................  25,332       8,106
   *NN, Inc................................................  22,205     261,575
    Nordson Corp...........................................  44,212   2,256,138
    Norfolk Southern Corp.................................. 166,058  12,570,591
    Northrop Grumman Corp.................................. 134,779   8,155,477
   *Northwest Pipe Co......................................  11,885     357,144
   *Ocean Power Technologies, Inc..........................   7,723      25,409
   *Old Dominion Freight Line, Inc.........................  73,991   2,741,367
   *Omega Flex, Inc........................................   8,600     111,542
   *On Assignment, Inc.....................................  47,883     488,407
   *Orbital Sciences Corp..................................  77,668   1,345,210
   *Orion Energy Systems, Inc..............................  22,028      80,843
   *Orion Marine Group, Inc................................  21,334     185,392
   *Oshkosh Corp........................................... 114,264   2,836,032
   *Owens Corning, Inc..................................... 177,364   6,310,611
   *P.A.M. Transportation Services, Inc....................   8,945      86,766
    PACCAR, Inc............................................  42,024   1,799,047
  #*Pacer International, Inc...............................  43,600     232,824
    Pall Corp..............................................  20,800   1,031,264
   *Paragon Technologies, Inc..............................     480       1,142
    Parker Hannifin Corp...................................  37,670   2,976,683
   *Park-Ohio Holdings Corp................................  23,150     440,082
   *Patrick Industries, Inc................................   4,187       8,416
   *Patriot Transportation Holding, Inc....................  10,413     241,269
    Pentair, Inc........................................... 129,717   4,774,883
   *PGT, Inc...............................................  20,450      38,037
   *Pike Electric Corp.....................................  43,082     378,691
   *Pinnacle Airlines Corp.................................  26,510     105,775
   #Pitney Bowes, Inc......................................  40,358     869,715
  #*Plug Power, Inc........................................   4,097       9,628
  #*PMFG, Inc..............................................  16,510     309,893
   *Polypore International, Inc............................  48,768   3,316,224
   *Powell Industries, Inc.................................  14,278     550,274
   *PowerSecure International, Inc.........................  39,354     269,575

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
    Precision Castparts Corp................................  18,338 $2,959,386
    Preformed Line Products Co..............................   7,257    452,547
    Primoris Services Corp..................................  66,213    807,799
    Providence & Worcester Railroad Co......................   3,399     47,416
   *Quad Graphics, Inc......................................   2,481     83,510
   *Quality Distribution, Inc...............................  42,738    491,487
    Quanex Building Products Corp...........................  49,033    768,347
   *Quanta Services, Inc.................................... 205,729  3,810,101
   #R. R. Donnelley & Sons Co............................... 276,984  5,210,069
   *RailAmerica, Inc........................................  54,083    804,755
    Raven Industries, Inc...................................  18,727    989,347
    Raytheon Co............................................. 156,741  7,011,025
   *RBC Bearings, Inc.......................................  28,927  1,098,358
   *RCM Technologies, Inc...................................  13,140     72,664
   *Real Goods Solar, Inc...................................     512      1,311
   #Regal-Beloit Corp.......................................  51,447  3,119,232
  #*Republic Airways Holdings, Inc..........................  61,971    268,334
    Republic Services, Inc.................................. 222,492  6,458,943
    Resources Connection, Inc...............................  91,994  1,197,762
   *Roadrunner Transportation Systems, Inc..................   3,490     53,851
    Robbins & Myers, Inc....................................  60,919  2,938,733
    Robert Half International, Inc..........................  21,426    586,644
    Rockwell Automation, Inc................................  47,364  3,398,841
    Rockwell Collins, Inc...................................  23,747  1,308,222
    Rollins, Inc............................................  41,154    785,630
    Roper Industries, Inc...................................  63,245  5,162,689
  #*RSC Holdings, Inc.......................................  98,872  1,180,532
   *Rush Enterprises, Inc. Class A..........................  34,906    697,771
   *Rush Enterprises, Inc. Class B..........................   8,637    144,670
    Ryder System, Inc.......................................  77,455  4,362,266
   *Saia, Inc...............................................  20,411    307,594
   *Sauer-Danfoss, Inc......................................  48,881  2,321,848
    Schawk, Inc.............................................  31,026    489,901
   *School Specialty, Inc...................................  23,042    276,965
    Seaboard Corp...........................................   1,061  2,774,515
    Servidyne, Inc..........................................     850      2,932
    Servotronics, Inc.......................................   1,473     13,021
   *SFN Group, Inc..........................................  57,457    799,801
   *Shaw Group, Inc......................................... 108,639  2,811,577
    SIFCO Industries, Inc...................................   6,875    125,469
   #Simpson Manufacturing Co., Inc..........................  66,599  1,884,752
    SkyWest, Inc............................................ 114,028  1,466,400
   *SL Industries, Inc......................................  11,694    284,866
    SmartPros, Ltd..........................................   1,451      3,250
    Snap-on, Inc............................................  72,149  4,102,392
    Southwest Airlines Co................................... 718,783  7,159,079
   *Sparton Corp............................................   8,966     82,756
   *Spirit Aerosystems Holdings, Inc........................ 149,333  3,059,833
    SPX Corp................................................  65,776  4,948,986
   *Standard Parking Corp...................................  15,754    262,147
   #Standard Register Co....................................  27,436     82,308
    Standex International Corp..............................  16,350    526,306
    Stanley Black & Decker, Inc............................. 103,224  6,789,042
    Steelcase, Inc. Class A................................. 115,924  1,151,125
  #*Stericycle, Inc.........................................  14,710  1,207,985
   *Sterling Construction Co., Inc..........................  21,251    272,013
    Sun Hydraulics, Inc.....................................  29,802    849,655
  #*SunPower Corp. Class B..................................  18,646    282,673
    Superior Uniform Group, Inc.............................  12,533    146,511
   *Supreme Industries, Inc.................................  13,890     43,892
   *SYKES Enterprises, Inc..................................  61,575  1,188,398

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
   *Sypris Solutions, Inc..................................  17,920 $    65,229
    TAL International Group, Inc...........................  44,480   1,376,211
   *Taser International, Inc...............................  77,999     320,576
   *Team, Inc..............................................  25,816     690,578
   *Tecumseh Products Co. Class A..........................  11,302     115,506
   *Tecumseh Products Co. Class B..........................   3,810      38,214
   *Teledyne Technologies, Inc.............................  48,937   2,653,854
    Tennant Co.............................................  21,886     936,940
   *Terex Corp............................................. 141,736   3,147,957
   *Tetra Tech, Inc........................................  82,877   1,823,294
    Textainer Group Holdings, Ltd..........................  63,735   1,653,923
   #Textron, Inc........................................... 164,487   3,804,584
   *Thomas & Betts Corp....................................  75,300   3,673,134
   *Thomas Group, Inc......................................     729         182
    Timken Co..............................................  99,365   4,339,270
   #Titan International, Inc...............................  55,159   1,393,868
   *Titan Machinery, Inc...................................  27,400     723,634
    Toro Co................................................  18,575     999,892
    Towers Watson & Co.....................................  22,667   1,386,087
   *Track Data Corp........................................      25       2,325
   *Trailer Bridge, Inc....................................   8,912      12,477
   *TransDigm Group, Inc...................................  37,373   3,366,186
   *TRC Cos., Inc..........................................  18,463     103,024
    Tredegar Industries, Inc...............................  33,747     643,218
  #*Trex Co., Inc..........................................  19,419     409,353
   *TriMas Corp............................................  40,695     975,459
   #Trinity Industries, Inc................................ 104,642   3,117,285
    Triumph Group, Inc.....................................  64,560   3,475,910
   *TrueBlue, Inc..........................................  61,079     916,796
   *Tufco Technologies, Inc................................   2,398       9,124
    Tutor Perini Corp......................................  58,667     925,765
    Twin Disc, Inc.........................................  22,040     837,520
   #Tyco International, Ltd................................ 213,680   9,463,887
    U.S. Home Systems, Inc.................................   9,486      48,094
   *Ultralife Corp.........................................  19,679      92,491
    UniFirst Corp..........................................  18,507   1,015,109
    Union Pacific Corp..................................... 218,252  22,366,465
  .*United Capital Corp....................................   7,652     229,560
   *United Continental Holdings, Inc....................... 190,157   3,445,645
    United Parcel Service, Inc.............................  62,923   4,355,530
  #*United Rentals, Inc....................................  53,760   1,237,018
    United Stationers, Inc.................................  61,332   1,968,144
    United Technologies Corp............................... 107,437   8,900,081
    Universal Forest Products, Inc.........................  23,135     681,788
   *Universal Power Group, Inc.............................   1,134       3,413
   *Universal Security Instruments, Inc....................   1,873      12,231
   *Universal Truckload Services, Inc......................  19,332     307,379
   *UQM Technologies, Inc..................................  32,278      66,493
   *URS Corp...............................................  93,907   3,834,223
  #*US Airways Group, Inc.................................. 128,059     799,088
    US Ecology, Inc........................................  22,796     385,024
   *USA Truck, Inc.........................................  14,166     160,359
  #*USG Corp............................................... 129,908   1,478,353
    UTi Worldwide, Inc..................................... 126,714   2,048,965
    Valmont Industries, Inc................................  28,621   2,786,254
   *Valpey Fisher Corp.....................................   1,658       4,908
   *Verisk Analytics, Inc. Class A.........................   7,328     244,022
   *Versar, Inc............................................  15,761      47,441
    Viad Corp..............................................  26,479     548,910
    Vicor Corp.............................................  32,731     460,525
    Virco Manufacturing Corp...............................  11,119      28,242

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
   *Volt Information Sciences, Inc........................  23,850 $    217,035
    VSE Corp..............................................   6,267      131,920
   #W.W. Grainger, Inc....................................  13,200    1,958,484
  #*Wabash National Corp..................................   7,525       56,513
    Wabtec Corp...........................................  51,723    3,337,168
   #Waste Connections, Inc................................ 148,382    4,783,836
   #Waste Management, Inc.................................  94,727    2,982,953
    Watsco, Inc. Class A..................................  31,345    1,854,997
    Watsco, Inc. Class B..................................   4,824      286,763
    Watts Water Technologies, Inc.........................  40,280    1,350,588
   *WCA Waste Corp........................................  17,920      101,965
   #Werner Enterprises, Inc...............................  96,767    2,278,863
   *WESCO International, Inc..............................  56,841    2,881,270
   *Willdan Group, Inc....................................   7,684       30,352
   *Willis Lease Finance Corp.............................   8,810      117,173
    Woodward, Inc.........................................  72,103    2,487,554
  #*YRC Worldwide, Inc....................................   1,472        1,354
                                                                   ------------
Total Industrials.........................................          799,494,576
                                                                   ------------
Information Technology -- (12.1%)
   *Accelrys, Inc.........................................  70,359      511,510
   *Accenture P.L.C. Class A..............................  43,404    2,566,913
   *ACI Worldwide, Inc....................................  33,766    1,220,979
   *Acme Packet, Inc......................................  14,299      842,497
   *Acorn Energy, Inc.....................................  17,125       82,885
    Activision Blizzard, Inc.............................. 265,306    3,141,223
   *Actuate Corp..........................................  60,260      365,778
   *Acxiom Corp........................................... 103,791    1,426,088
   *ADDvantage Technologies Group, Inc....................   7,817       20,481
   *Adept Technology, Inc.................................   8,007       32,348
   *Adobe Systems, Inc....................................  81,557    2,260,760
   *ADPT Corp............................................. 155,522      461,900
    Adtran, Inc...........................................  56,267    1,861,875
   *Advanced Analogic Technologies, Inc...................  54,400      329,120
   *Advanced Energy Industries, Inc.......................  56,835      603,019
  #*Advanced Micro Devices, Inc........................... 174,600    1,281,564
   *Advanced Photonix, Inc................................   1,915        2,145
  #*Advent Software, Inc..................................  42,554      988,529
   *Aehr Test Systems.....................................   4,618        6,604
   *Aetrium, Inc..........................................   6,465       10,603
   *Agilysys, Inc.........................................  28,869      276,276
   *Akamai Technologies, Inc..............................  31,102      753,290
  #*Alliance Data Systems Corp............................  11,750    1,155,495
   *Alpha & Omega Semiconductor, Ltd......................   4,429       49,782
    Altera Corp...........................................  39,402    1,610,754
   *Amdocs, Ltd........................................... 119,163    3,757,209
    American Software, Inc. Class A.......................  41,689      356,858
   *Amkor Technology, Inc................................. 243,792    1,299,411
   #Amphenol Corp.........................................  28,671    1,401,725
  #*Amtech Systems, Inc...................................  11,796      211,738
  #*Anadigics, Inc........................................  85,496      268,457
    Analog Devices, Inc...................................  29,500    1,014,800
   *Analysts International Corp...........................   6,028       18,988
   *Anaren, Inc...........................................  18,597      372,126
  #*Ancestry.com, Inc.....................................  31,242    1,112,528
    Anixter International, Inc............................  44,380    2,770,200
   *ANSYS, Inc............................................  52,367    2,649,770
  #*AOL, Inc.............................................. 120,939    2,077,732
   *Apple, Inc............................................  89,996   35,141,638
    Applied Materials, Inc................................ 518,712    6,390,532
   *Applied Micro Circuits Corp...........................  85,598      540,123

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
   *Ariba, Inc............................................. 108,962 $ 3,603,373
   *Arris Group, Inc....................................... 165,130   1,981,560
   *Arrow Electronics, Inc................................. 146,863   5,103,489
  #*Aruba Networks, Inc....................................  40,558     930,806
  #*AsiaInfo-Linkage, Inc..................................  46,753     714,386
   *Aspen Technology, Inc..................................  16,085     249,318
    Astro-Med, Inc.........................................   6,436      50,844
   *Atmel Corp............................................. 445,219   5,387,150
   *ATMI, Inc..............................................  41,840     780,316
   *ATS Corp...............................................  10,881      49,509
   *AuthenTec, Inc.........................................  41,132     106,943
  #*Authentidate Holding Corp..............................   2,476       2,501
   *Autobytel, Inc.........................................  18,788      18,976
   *Autodesk, Inc..........................................  41,500   1,427,600
    Automatic Data Processing, Inc.........................  61,357   3,159,272
   *Aviat Networks, Inc....................................  75,013     290,300
   *Avid Technology, Inc...................................  49,806     651,961
   *Avnet, Inc............................................. 135,046   3,956,848
    AVX Corp............................................... 237,991   3,312,835
   *Aware, Inc.............................................  25,392      90,142
   *Axcelis Technologies, Inc.............................. 122,726     203,725
   *AXT, Inc...............................................  41,251     360,121
    Bel Fuse, Inc. Class A.................................   4,354      90,302
    Bel Fuse, Inc. Class B.................................  12,011     228,449
   *Benchmark Electronics, Inc.............................  82,196   1,204,171
   *BigBand Networks, Inc..................................  84,236     164,260
    Black Box Corp.........................................  35,024     997,834
   #Blackbaud, Inc.........................................  36,337     922,960
  #*Blackboard, Inc........................................  26,870   1,170,457
   *Blonder Tongue Laboratories, Inc.......................     433         753
   *Blue Coat Systems, Inc.................................  49,199     991,360
   *BMC Software, Inc......................................  33,122   1,431,533
   *Bottomline Technologies, Inc...........................  37,721     878,522
   *Brightpoint, Inc....................................... 114,836   1,043,859
   *Broadcom Corp..........................................  86,283   3,198,511
    Broadridge Financial Solutions, Inc....................  34,218     789,067
   *BroadVision, Inc.......................................   2,211      26,864
   *Brocade Communications Systems, Inc.................... 615,582   3,373,389
   *Brooks Automation, Inc.................................  84,026     799,087
   *BSQUARE Corp...........................................  12,187      76,047
   *BTU International, Inc.................................  10,388      74,482
    CA, Inc................................................ 318,905   7,111,582
   *Cabot Microelectronics Corp............................  29,825   1,153,929
   *CACI International, Inc................................  38,550   2,277,534
  #*Cadence Design Systems, Inc............................ 106,862   1,103,884
   *CalAmp Corp............................................  16,000      60,320
  #*Calix, Inc.............................................  15,272     280,088
  #*Callidus Software, Inc.................................  31,672     162,794
   *Cardtronics, Inc.......................................  34,762     798,831
   *Cascade Microtech, Inc.................................  18,571      99,541
    Cass Information Systems, Inc..........................  12,306     461,967
   *CEVA, Inc..............................................  27,565     833,014
   *Checkpoint Systems, Inc................................  53,496     839,887
  #*China Information Technology, Inc......................  47,180     100,493
   *Chyron International Corp..............................   5,035      11,983
   *Ciber, Inc.............................................  91,323     458,441
   *Cinedigm Digital Cinema Corp...........................  10,917      18,886
  #*Cirrus Logic, Inc......................................  94,229   1,430,396
    Cisco Sytems, Inc...................................... 644,418  10,291,355
   *Citrix Systems, Inc....................................  30,897   2,225,820
   *Clearfield, Inc........................................  13,385     107,749

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
    Cognex Corp............................................  52,815 $ 1,793,069
   *Cognizant Technology Solutions Corp....................  31,155   2,176,800
   *Cogo Group, Inc........................................  38,952     183,464
   *Coherent, Inc..........................................  33,171   1,593,203
    Cohu, Inc..............................................  31,343     392,414
    Communications Systems, Inc............................  17,110     305,927
   *CommVault Systems, Inc.................................  18,798     727,859
    Computer Sciences Corp................................. 134,068   4,729,919
   *Computer Task Group, Inc...............................  24,132     311,061
   *Compuware Corp......................................... 250,937   2,424,051
   *comScore, Inc..........................................  23,785     518,751
    Comtech Telecommunications Corp........................  33,619     906,032
  #*Comverge, Inc..........................................  18,473      58,744
  #*Concur Technologies, Inc...............................  19,300     876,992
   *Concurrent Computer Corp...............................   8,814      56,762
  #*Constant Contact, Inc..................................     632      11,964
   *Convergys Corp......................................... 151,773   1,888,056
   *Convio, Inc............................................  18,861     191,628
   *CoreLogic, Inc......................................... 143,047   2,257,282
    Corning, Inc........................................... 693,840  11,038,994
   *Cray, Inc..............................................  45,789     276,566
  #*Cree, Inc..............................................  21,437     704,420
    Crexendo, Inc..........................................  10,464      36,938
   *CSG Systems International, Inc.........................  44,506     790,427
   *CSP, Inc...............................................   2,797      11,789
    CTS Corp...............................................   8,585      84,391
   *CyberOptics Corp.......................................   7,425      70,018
   *Cymer, Inc.............................................  59,173   2,605,387
   *Cypress Semiconductor Corp.............................  77,826   1,601,659
    Daktronics, Inc........................................  52,404     520,372
   *Datalink Corp..........................................  19,202     198,549
   *Dataram Corp...........................................   5,453       8,234
    DDi Corp...............................................  25,566     210,408
   *DealerTrack Holdings, Inc..............................  50,303   1,166,527
   *Dell, Inc.............................................. 211,492   3,434,630
   *Deltek, Inc............................................  25,749     184,363
   *DemandTec, Inc.........................................   3,112      22,282
  #*DG FastChannel, Inc....................................  34,840     984,578
   *Dice Holdings, Inc.....................................  73,927   1,019,453
   *Diebold, Inc...........................................  85,255   2,578,111
   *Digi International, Inc................................  32,794     468,626
   *Digimarc Corp..........................................   8,780     348,654
   *Digital River, Inc.....................................  50,999   1,300,474
   *Diodes, Inc............................................  58,055   1,367,195
   *Ditech Networks, Inc...................................  23,200      25,520
  #*Document Security Systems, Inc.........................   3,628      12,263
  #*Dolby Laboratories, Inc................................  10,142     429,615
   *Dot Hill Systems Corp..................................  72,234     163,249
   *DSP Group, Inc.........................................  31,722     240,770
    DST Systems, Inc.......................................  58,962   3,018,265
   *DTS, Inc...............................................  14,570     505,870
   *Dynamics Research Corp.................................  10,821     130,826
   #Earthlink, Inc......................................... 144,132   1,158,821
   *eBay, Inc.............................................. 251,850   8,248,088
  #*Ebix, Inc..............................................  38,513     758,321
   *Echelon Corp...........................................  25,401     210,574
  #*Echo Global Logistics, Inc.............................  27,445     410,577
   *EchoStar Corp..........................................  50,599   1,693,043
   *Edgewater Technology, Inc..............................   8,888      24,353
   *Elecsys Corp...........................................     376       2,215
    Electro Rent Corp......................................  33,209     536,657

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
   *Electro Scientific Industries, Inc.....................  36,363 $   698,533
   *Electronic Arts, Inc................................... 211,147   4,698,021
   *Electronics for Imaging, Inc...........................  63,833   1,098,566
   *eMagin Corp............................................   8,761      38,986
  #*EMC Corp............................................... 358,209   9,342,091
   *EMCORE Corp............................................ 111,336     291,700
   *EMS Technologies, Inc..................................  20,613     677,755
   *Emulex Corp............................................ 112,374     949,560
   *Entegris, Inc.......................................... 216,242   1,853,194
   *Entorian Technologies, Inc.............................   1,977       7,117
  #*Entropic Communications, Inc...........................  58,727     392,296
    EPIQ Systems, Inc......................................  47,411     612,550
   *ePlus, Inc.............................................  10,410     276,177
  #*Equinix, Inc...........................................  24,118   2,519,607
   *Euronet Worldwide, Inc.................................  64,234   1,102,255
  #*Evergreen Solar, Inc...................................   5,774       1,848
   *Exar Corp..............................................  54,171     358,070
   *ExlService Holdings, Inc...............................  39,164     914,088
   *Extreme Networks....................................... 119,580     405,376
   *F5 Networks, Inc.......................................  22,500   2,103,300
   #FactSet Research Systems, Inc..........................  15,644   1,440,656
    Fair Isaac Corp........................................  57,154   1,700,332
   *Fairchild Semiconductor International, Inc............. 164,338   2,466,713
   *FalconStor Software, Inc...............................  50,770     218,311
   *Faro Technologies, Inc.................................  20,727     844,833
   *FEI Co.................................................  51,290   1,694,622
    Fidelity National Information Services, Inc............ 262,129   7,869,113
  #*Finisar Corp...........................................  25,897     441,285
  #*First Solar, Inc.......................................  24,684   2,918,389
   *Fiserv, Inc............................................  95,833   5,784,480
   #FLIR Systems, Inc......................................  23,287     639,461
   *FormFactor, Inc........................................  64,072     588,822
    Forrester Research, Inc................................  30,368     959,629
   *Frequency Electronics, Inc.............................  10,710     112,134
   *FSI International, Inc.................................  45,722     129,393
   *Gartner Group, Inc.....................................  34,600   1,277,086
   *Genpact, Ltd...........................................  33,605     554,483
   *Gerber Scientific, Inc.................................  30,731     338,656
   *GigOptix, Inc..........................................   6,777      14,571
   *Global Cash Access, Inc................................  76,997     216,362
    Global Payments, Inc...................................   8,583     406,920
   *Globalscape, Inc.......................................  11,741      25,830
   *Globecomm Systems, Inc.................................  29,686     414,417
   *Google, Inc............................................  22,143  13,367,508
   *GSE Systems, Inc.......................................   9,913      22,007
   *GSI Group, Inc.........................................  12,473     140,072
   *GSI Technology, Inc....................................  35,345     226,915
  #*GT Solar International, Inc............................  69,833     952,522
   *GTSI Corp..............................................   7,292      37,627
   *Guidance Software, Inc.................................  18,235     137,127
   *Hackett Group, Inc.....................................  54,083     236,343
   *Harmonic, Inc.......................................... 141,503     768,361
   #Harris Corp............................................  80,738   3,219,024
   *Hauppauge Digital, Inc.................................   6,000      11,220
    Heartland Payment Systems, Inc.........................  27,856     586,090
  .*Here Media, Inc........................................     300          --
  .*Here Media, Inc. Special Shares........................     300          --
    Hewlett-Packard Co..................................... 667,594  23,472,605
   *Hittite Microwave Corp.................................  17,304     968,851
   *HSW International, Inc.................................   1,990      10,646
  #*Hutchinson Technology, Inc.............................  31,174      97,575

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
   *Hypercom Corp........................................    73,944 $   599,686
   *I.D. Systems, Inc....................................    14,741      72,821
   *IAC/InterActiveCorp..................................   165,687   6,857,785
  #*Identive Group, Inc..................................    25,290      53,615
   *IEC Electronics Corp.................................     9,658      61,039
   #iGATE Corp...........................................    62,975     943,995
  #*iGo, Inc.............................................    35,176      61,910
   *Ikanos Communications, Inc...........................    23,895      30,108
   *Imation Corp.........................................    51,717     430,285
   *Immersion Corp.......................................    28,633     261,992
  #*Infinera Corp........................................   131,810     847,538
  #*Informatica Corp.....................................    29,401   1,503,273
   *InfoSpace, Inc.......................................    48,513     462,329
   *Ingram Micro, Inc. Class A...........................   220,604   4,092,204
   *Innodata Isogen, Inc.................................    29,908      92,416
   *Insight Enterprises, Inc.............................    91,174   1,534,458
   *Integrated Device Technology, Inc....................   204,306   1,397,453
   *Integrated Silicon Solution, Inc.....................    33,565     298,393
    Intel Corp........................................... 1,282,072  28,628,668
   *Intellicheck Mobilisa, Inc...........................     7,700       9,548
   *Interactive Intelligence Group.......................    20,173     766,776
   #InterDigital, Inc....................................    38,980   2,660,385
   *Intermec, Inc........................................    75,757     816,660
   *Internap Network Services Corp.......................    69,684     433,434
    International Business Machines Corp.................    92,663  16,850,767
   *International Rectifier Corp.........................    91,557   2,352,099
   *Internet Media Services, Inc.........................     1,495         187
   *Interphase Corp......................................     5,486      25,510
    Intersil Corp. Class A...............................   156,222   1,882,475
   *Intest Corp..........................................     3,806      12,902
   *Intevac, Inc.........................................    26,600     242,060
   *IntriCon Corp........................................     8,894      35,131
   *Intuit, Inc..........................................    34,988   1,633,940
   *INX, Inc.............................................     9,241      77,440
   *IPG Photonics Corp...................................    85,345   5,136,916
   *Iteris, Inc..........................................    16,314      21,045
   *Itron, Inc...........................................    50,958   2,193,232
   *Ixia.................................................    75,322     753,220
   *IXYS Corp............................................    40,715     555,353
  #*j2 Global Communications, Inc........................    61,330   1,639,964
    Jabil Circuit, Inc...................................   155,153   2,840,851
    Jack Henry & Associates, Inc.........................    80,468   2,329,549
   *JDA Software Group, Inc..............................    53,092   1,484,452
   *JDS Uniphase Corp....................................   251,104   3,302,018
   *Juniper Networks, Inc................................   112,558   2,632,732
   *Kemet Corp...........................................    58,054     708,259
   *Kenexa Corp..........................................    29,929     765,285
   *Key Tronic Corp......................................    10,152      45,176
    Keynote Systems, Inc.................................    20,913     500,866
  #*KIT Digital, Inc.....................................    27,540     320,841
    KLA-Tencor Corp......................................   110,799   4,412,016
   *Kopin Corp...........................................    85,292     366,756
   *Kulicke & Soffa Industries, Inc......................    93,797     862,932
   *KVH Industries, Inc..................................    18,992     181,753
   *Lam Research Corp....................................    77,650   3,174,332
   *Lattice Semiconductor Corp...........................   178,231   1,105,032
   *LeCroy Corp..........................................     9,225      93,818
    Lender Processing Services, Inc......................    31,117     585,933
   *Lexmark International, Inc...........................    79,200   2,658,744
   *LGL Group, Inc.......................................     2,633      25,461
  #*Limelight Networks, Inc..............................   122,732     505,656

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
    Linear Technology Corp.................................  47,472 $ 1,390,930
   *Lionbridge Technologies, Inc...........................  36,384     118,248
   *Liquidity Services, Inc................................  35,702     863,274
    Littlefuse, Inc........................................  29,441   1,504,141
   *LogMeIn, Inc...........................................   1,003      35,657
   *LoJack Corp............................................  47,398     190,066
   *LookSmart, Ltd.........................................  14,172      20,691
   *LoopNet, Inc...........................................  41,716     764,237
   *Loral Space & Communications, Inc......................  22,200   1,449,216
   *LSI Corp............................................... 579,165   4,262,654
   *LTX-Credence Corp......................................  65,610     471,736
   *Magma Design Automation, Inc...........................  42,000     312,480
   *Management Network Group, Inc..........................   3,573       8,647
   *Manhattan Associates, Inc..............................  33,551   1,251,452
    ManTech International Corp. Class A....................  28,204   1,150,723
    Marchex, Inc...........................................  34,809     301,794
   *Market Leader, Inc.....................................  14,990      33,578
   *Marvell Technology Group, Ltd.......................... 185,769   2,753,097
   *Mastech Holdings, Inc..................................   2,854      12,700
    MasterCard, Inc. Class A...............................   9,835   2,982,464
   *Mattersight Corp.......................................   3,943      28,902
   *Mattson Technology, Inc................................  61,197     106,483
    Maxim Integrated Products, Inc......................... 193,273   4,437,548
    Maximus, Inc...........................................  56,400   2,178,732
  #*Maxwell Technologies, Inc..............................   7,180     121,127
   *Measurement Specialties, Inc...........................  19,423     634,355
  #*MEMC Electronic Materials, Inc......................... 267,457   1,984,531
   *MEMSIC, Inc............................................  17,599      52,797
   *Mentor Graphics Corp................................... 145,057   1,658,002
   *Mercury Computer Systems, Inc..........................  38,624     648,497
    Mesa Laboratories, Inc.................................   4,308     145,352
    Methode Electronics, Inc...............................  47,491     502,455
    Micrel, Inc............................................  66,400     673,960
   #Microchip Technology, Inc..............................  42,631   1,438,796
   *Micron Technology, Inc................................. 868,705   6,402,356
   *MICROS Systems, Inc....................................  71,100   3,481,767
   *Microsemi Corp......................................... 108,950   2,162,658
    Microsoft Corp......................................... 748,306  20,503,584
   *MicroStrategy, Inc.....................................   5,319     847,689
  #*Mindspeed Technologies, Inc............................  44,306     301,724
   *MIPS Technologies, Inc.................................  48,713     349,759
    MKS Instruments, Inc...................................  66,346   1,655,333
    Mocon, Inc.............................................   8,521     143,920
    ModusLink Global Solutions, Inc........................  53,066     222,347
   #Molex, Inc.............................................  48,206   1,131,877
    Molex, Inc. Class A....................................  91,424   1,805,624
   *MoneyGram International, Inc........................... 102,566     344,622
   *Monolithic Power Systems, Inc..........................  43,960     593,020
   *Monotype Imaging Holdings, Inc.........................  47,185     646,434
  #*Monster Worldwide, Inc................................. 164,641   1,932,885
  #*MoSys, Inc.............................................  45,460     242,302
  #*Motorola Mobility Holdings, Inc........................ 104,983   2,349,520
  #*Motorola Solutions, Inc................................ 133,425   5,989,448
   *Move, Inc..............................................  44,787      91,813
    MTS Systems Corp.......................................  24,501     965,584
   *Multi-Fineline Electronix, Inc.........................  31,136     632,372
   *Nanometrics, Inc.......................................  29,114     491,735
   *NAPCO Security Technologies, Inc.......................  12,122      31,760
    National Instruments Corp..............................  32,046     828,069
    National Semiconductor Corp............................  40,752   1,007,389
   *NCI, Inc. Class A......................................  10,441     224,273

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
   *NCR Corp............................................... 148,754 $ 2,967,642
  #*NetApp, Inc............................................  41,900   1,991,088
   *NETGEAR, Inc...........................................  48,029   1,580,634
   *NetList, Inc...........................................  21,629      37,202
   *NetLogic Microsystems, Inc.............................  27,154     938,171
   *NetScout Systems, Inc..................................  49,993     762,393
  #*NetSuite, Inc..........................................   9,720     381,121
   *Network Engines, Inc...................................  14,793      19,823
   *Network Equipment Technologies, Inc....................  34,762      90,034
   *NeuStar, Inc...........................................  56,098   1,460,792
   *Newport Corp...........................................  49,652     771,592
   *Newtek Business Services, Inc..........................  14,356      20,673
   *Nextwave Wireless, Inc.................................   2,353         635
    NIC, Inc...............................................  37,300     476,321
   *Novatel Wireless, Inc..................................  40,698     208,781
  #*Novellus Systems, Inc.................................. 131,268   4,074,559
  #*Nuance Communications, Inc............................. 195,666   3,915,277
   *NumereX Corp. Class A..................................  16,698     121,227
  #*Nvidia Corp............................................ 251,428   3,477,249
  #*Oclaro, Inc............................................  58,639     275,603
   *OmniVision Technologies, Inc...........................  78,195   2,286,422
   *ON Semiconductor Corp.................................. 202,301   1,757,996
   *Online Resources Corp..................................  36,374     129,491
  #*Onvia, Inc.............................................   1,484       5,981
   *Openwave Systems, Inc..................................  97,761     219,962
   *Oplink Communications, Inc.............................  27,318     461,128
    OPNET Technologies, Inc................................  27,328     937,624
   *Opnext, Inc............................................ 107,457     203,094
    Optical Cable Corp.....................................   8,150      32,111
    Oracle Corp............................................ 517,147  15,814,355
   *Orbcomm, Inc...........................................  49,895     148,188
   *OSI Systems, Inc.......................................  25,107   1,036,668
   *Overland Storage, Inc..................................   1,366       4,084
   *PAR Technology Corp....................................  17,200      66,392
   *Parametric Technology Corp............................. 111,939   2,327,212
    Park Electrochemical Corp..............................  27,128     709,668
  #*ParkerVision, Inc......................................   3,828       4,594
    Paychex, Inc...........................................  32,300     911,829
   *PC Connection, Inc.....................................  34,128     266,881
   *PC Mall, Inc...........................................  12,993     102,645
   *PC-Tel, Inc............................................  30,780     200,070
   *PDF Solutions, Inc.....................................  32,968     197,808
   *Perceptron, Inc........................................   9,114      58,968
   *Perficient, Inc........................................  38,955     389,940
   *Performance Technologies, Inc..........................   5,673      12,140
   *Pericom Semiconductor Corp.............................  33,282     272,247
   *Pervasive Software, Inc................................  16,603     121,866
  #*Photronics, Inc........................................  77,429     579,169
   *Pinnacle Data Systems, Inc.............................     700       1,085
   *Pixelworks, Inc........................................  15,200      37,088
   *Planar Systems, Inc....................................  19,314      61,225
    Plantronics, Inc.......................................  62,221   2,131,069
   *Plexus Corp............................................  49,966   1,474,497
   *PLX Technology, Inc....................................  42,610     145,300
   *PMC-Sierra, Inc........................................ 308,757   2,158,211
   *Polycom, Inc........................................... 193,736   5,236,684
   #Power Integrations, Inc................................  37,015   1,313,662
  #*Power-One, Inc......................................... 110,075     793,641
   *Presstek, Inc..........................................  30,818      56,089
   *PRGX Global, Inc.......................................  27,796     181,230
  .*Price Communications Liquidation Trust.................  11,700          --

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
   *Progress Software Corp.................................  86,011 $ 2,072,865
   *PROS Holdings, Inc.....................................  23,192     378,493
    Pulse Electronics Corp.................................  43,018     179,815
    QAD, Inc. Class A......................................  13,878     149,882
    QAD, Inc. Class B......................................   3,969      38,221
   *QLogic Corp............................................ 139,800   2,120,766
    QUALCOMM, Inc.......................................... 209,576  11,480,573
   *Qualstar Corp..........................................   8,094      14,650
   *Quantum Corp........................................... 185,179     487,021
   *Quest Software, Inc.................................... 123,231   2,338,924
   *QuickLogic Corp........................................  21,279      88,946
   *QuinStreet, Inc........................................  12,350     154,252
  #*Rackspace Hosting, Inc.................................   5,880     235,200
   *Radiant Systems, Inc...................................  40,084   1,129,968
   *RadiSys Corp...........................................  30,739     244,068
   *Rainmaker Systems, Inc.................................  16,080      17,366
   *Ramtron International Corp.............................  30,073      66,161
   *RealNetworks, Inc...................................... 169,997     574,590
   *Red Hat, Inc...........................................  56,958   2,396,793
   *Reis, Inc..............................................  16,269     172,451
   *Relm Wireless Corp.....................................   4,040       4,282
    Renaissance Learning, Inc..............................  23,551     302,630
    RF Industries, Ltd.....................................   7,640      33,616
   *RF Micro Devices, Inc.................................. 320,102   2,160,688
    Richardson Electronics, Ltd............................  20,031     297,060
  #*RightNow Technologies, Inc.............................  10,557     358,305
    Rimage Corp............................................  12,713     188,407
  #*Riverbed Technology, Inc...............................  55,540   1,590,110
   *Rofin-Sinar Technologies, Inc..........................  38,920   1,221,310
   *Rogers Corp............................................  20,674   1,002,276
  #*Rosetta Stone, Inc.....................................  26,778     369,536
   *Rovi Corp..............................................  64,928   3,439,236
  #*Rubicon Technology, Inc................................  30,491     448,828
   *Rudolph Technologies, Inc..............................  40,052     344,047
   *S1 Corp................................................ 106,307     999,286
   *Saba Software, Inc.....................................  29,436     228,423
   *SAIC, Inc.............................................. 184,049   2,950,305
  #*Salesforce.com, Inc....................................  19,400   2,807,374
   *Sandisk Corp...........................................  72,975   3,103,627
   *Sanmina-SCI Corp.......................................  96,853   1,104,124
   *Sapient Corp........................................... 125,030   1,740,418
   *ScanSource, Inc........................................  34,406   1,271,302
   *Scientific Learning Corp...............................  11,264      33,679
   *SeaChange International, Inc...........................  41,698     398,633
    Seagate Technology..................................... 286,441   3,978,665
   *Selectica, Inc.........................................     538       2,835
   *Semtech Corp...........................................  87,205   2,031,876
   *Sevcon, Inc............................................   1,585      11,523
   *ShoreTel, Inc..........................................  57,045     486,023
  #*Sigma Designs, Inc.....................................  40,935     349,994
   *Silicon Graphics International Corp....................  39,183     559,141
   *Silicon Image, Inc..................................... 105,781     606,125
  #*Silicon Laboratories, Inc..............................  56,225   1,990,927
   *Simulations Plus, Inc..................................   4,400      14,608
  #*Skyworks Solutions, Inc................................ 131,883   3,337,959
   *Smart Modular Technologies (WWH), Inc..................  76,619     689,571
   *Smith Micro Software, Inc..............................  44,347     157,875
   *SolarWinds, Inc........................................  27,992     602,108
    Solera Holdings, Inc...................................   9,596     536,224
   *Sonic Foundry, Inc.....................................     619       8,035
   *Sonus Networks, Inc.................................... 359,263   1,063,418

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
   *Soundbite Communications, Inc...........................   2,720 $    6,582
  #*Sourcefire, Inc.........................................  28,664    704,561
   *Spansion, Inc. Class A..................................  73,011  1,327,340
   *Spark Networks, Inc.....................................  20,148     75,152
   *Spire Corp..............................................   8,319     16,638
   *SRS Labs, Inc...........................................  16,430    145,406
   *SS&C Technologies Holdings, Inc.........................  28,765    532,728
    Stamps.com, Inc.........................................  17,631    295,319
   *Standard Microsystems Corp..............................  29,248    692,008
   *StarTek, Inc............................................  15,481     55,732
  #*STEC, Inc...............................................  64,915    660,186
  #*Stratasys, Inc..........................................  24,711    630,130
   *Stream Global Services, Inc.............................   4,272     13,927
   *SuccessFactors, Inc.....................................  38,233  1,032,291
  #*SunPower Corp. Class A..................................   4,241     83,251
   *Super Micro Computer, Inc...............................  51,323    723,141
   *Supertex, Inc...........................................  16,588    321,475
   *Support.com, Inc........................................  65,180    209,880
   *Sycamore Networks, Inc..................................  37,797    744,601
   *Symantec Corp........................................... 164,032  3,126,450
   *Symmetricom, Inc........................................  51,429    291,602
  #*Synaptics, Inc..........................................  36,647    900,417
   *Synchronoss Technologies, Inc...........................  23,477    686,702
   *SYNNEX Corp.............................................  47,891  1,356,273
   *Synopsys, Inc........................................... 188,366  4,515,133
    Syntel, Inc.............................................  16,632    914,261
  #*Take-Two Interactive Software, Inc...................... 114,925  1,550,338
   *Taleo Corp..............................................  20,540    679,874
    TE Connectivity, Ltd.................................... 152,500  5,250,575
   *Tech Data Corp..........................................  63,197  2,949,404
   *TechTarget, Inc.........................................  49,891    330,777
   *Tekelec.................................................  82,899    650,757
   *TeleCommunication Systems, Inc..........................  63,146    320,782
   *TeleNav, Inc............................................   4,350     43,630
   *TeleTech Holdings, Inc..................................  76,589  1,515,696
    Tellabs, Inc............................................ 553,536  2,291,639
    Telular Corp............................................  17,504    111,676
   *Teradata Corp...........................................  25,280  1,389,389
  #*Teradyne, Inc........................................... 232,786  3,140,283
    Tessco Technologies, Inc................................  14,125    209,756
   *Tessera Technologies, Inc...............................  65,397  1,027,387
    Texas Instruments, Inc.................................. 148,207  4,409,158
    TheStreet, Inc..........................................  32,682     92,817
  #*THQ, Inc................................................  84,522    225,251
   *TIBCO Software, Inc..................................... 201,978  5,259,507
   *Tier Technologies, Inc..................................  20,570    102,850
   *TNS, Inc................................................  27,099    457,973
    Total System Services, Inc.............................. 155,065  2,885,760
   *Transact Technologies, Inc..............................  10,193    118,341
   *TranSwitch Corp.........................................   1,860      5,599
  #*Travelzoo, Inc..........................................   9,313    491,726
   *Trident Microsystems, Inc...............................  22,800     14,820
   *Trimble Navigation, Ltd.................................  22,795    811,046
   *Trio-Tech International.................................   3,963     14,069
   *Triquint Semiconductor, Inc............................. 198,996  1,496,450
   *TSR, Inc................................................     751      3,635
   *TTM Technologies, Inc................................... 102,029  1,413,102
  #*Tyler Technologies, Inc.................................  31,179    794,753
  #*Ultimate Software Group, Inc............................   7,922    430,798
   *Ultra Clean Holdings, Inc...............................  30,075    208,720
   *Ultratech, Inc..........................................  33,700    887,995

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Information Technology -- (Continued)
   *Unisys Corp...........................................  36,960 $    767,659
    United Online, Inc.................................... 110,853      661,792
  #*Universal Display Corp................................  12,546      375,251
  #*USA Technologies, Inc.................................  16,331       32,989
   *UTStarcom Holdings Corp............................... 153,372      210,120
   *ValueClick, Inc....................................... 104,097    1,879,992
   *Varian Semiconductor Equipment Associates, Inc........  30,189    1,833,680
  #*Veeco Instruments, Inc................................  53,160    2,115,236
  #*VeriFone Systems, Inc.................................  62,553    2,462,712
    VeriSign, Inc.........................................  39,976    1,247,651
   *Vertro, Inc...........................................   3,780        7,673
  #*Viasat, Inc...........................................  55,640    2,499,905
   *Viasystems Group, Inc.................................  16,125      361,845
   *Vicon Industries, Inc.................................   3,400       14,875
   *Video Display Corp....................................  10,670       43,747
   *Virnetx Holding Corp..................................  21,612      657,221
   *Virtusa Corp..........................................  54,146    1,064,510
   #Visa, Inc............................................. 232,750   19,909,435
  #*Vishay Intertechnology, Inc........................... 329,737    4,540,478
   *Vishay Precision Group, Inc...........................  24,604      419,498
   *VistaPrint N.V........................................  31,892      851,516
   *VMware, Inc. Class A..................................   8,843      887,307
   *Vocus, Inc............................................   8,450      241,416
   *Volterra Semiconductor Corp...........................  32,522      838,092
  #*Wave Systems Corp. Class A............................  10,400       24,128
    Wayside Technology Group, Inc.........................   4,910       55,581
   *Web.com Group, Inc....................................  38,517      334,713
  #*WebMD Health Corp.....................................   1,891       66,658
   *WebMediaBrands, Inc...................................   6,600        7,656
   *Websense, Inc.........................................   9,841      223,194
   *Westell Technologies, Inc.............................  69,684      198,599
   *Western Digital Corp.................................. 155,119    5,345,401
    Western Union Co. (The)...............................  62,124    1,205,827
   *Winland Electronics, Inc..............................     400          260
   *Wireless Ronin Technologies, Inc......................   2,221        3,265
   *Wireless Telecom Group, Inc...........................   9,995        7,996
   *WPCS International, Inc...............................   6,800       20,332
   *Wright Express Corp...................................  42,450    2,088,540
    Xerox Corp............................................ 899,054    8,388,174
   #Xilinx, Inc...........................................  41,800    1,341,780
   *XO Group, Inc.........................................  42,210      394,664
   *X-Rite, Inc...........................................  96,909      470,978
   *Yahoo!, Inc........................................... 564,582    7,396,024
   *Zebra Technologies Corp. Class A......................  57,514    2,300,560
   *Zix Corp..............................................  48,438      186,002
   *Zoran Corp............................................  60,800      504,640
   *Zygo Corp.............................................  21,826      261,912
                                                                   ------------
Total Information Technology..............................          809,710,968
                                                                   ------------
Materials -- (4.8%)
    A. Schulman, Inc......................................  41,094      910,232
   *A.M. Castle & Co......................................  29,865      518,456
   *AEP Industries, Inc...................................   8,159      220,946
    Air Products & Chemicals, Inc.........................  26,950    2,391,274
    Airgas, Inc...........................................  56,913    3,909,923
   #AK Steel Holding Corp................................. 145,361    1,766,136
    Albemarle Corp........................................  33,994    2,263,321
    Alcoa, Inc............................................ 455,468    6,709,044
    Allegheny Technologies, Inc...........................  70,605    4,108,505
   #AMCOL International Corp..............................  40,123    1,230,171
   *American Pacific Corp.................................   7,640       61,426

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Materials -- (Continued)
    American Vanguard Corp.................................  34,862 $   476,215
    AptarGroup, Inc........................................  72,158   3,683,666
   *Arabian American Development Co........................   9,671      43,036
    Arch Chemicals, Inc....................................  32,962   1,553,169
    Ashland, Inc...........................................  85,486   5,235,163
    Balchem Corp...........................................  23,389   1,023,737
    Ball Corp..............................................  55,054   2,136,095
    Bemis Co., Inc......................................... 144,549   4,567,748
    Boise, Inc............................................. 159,259   1,103,665
    Buckeye Technologies, Inc..............................  53,155   1,429,338
    Cabot Corp.............................................  87,111   3,406,040
   *Calgon Carbon Corp.....................................  73,833   1,099,373
    Carpenter Technology Corp..............................  56,913   3,269,083
    Celanese Corp. Class A.................................  21,200   1,168,756
   *Century Aluminum Co.................................... 124,240   1,617,605
    CF Industries Holdings, Inc............................  33,331   5,176,971
   *Chemtura Corp..........................................     836      14,714
   *Clearwater Paper Corp..................................  15,153   1,146,173
    Cliffs Natural Resources, Inc..........................  79,537   7,144,013
   *Coeur d'Alene Mines Corp............................... 119,495   3,261,019
    Commercial Metals Co................................... 149,493   2,169,143
    Compass Minerals International, Inc....................  13,558   1,067,557
   *Contango ORE, Inc......................................   1,821      27,315
   *Continental Materials Corp.............................   1,019      15,958
   *Core Molding Technologies, Inc.........................   9,334      84,846
   *Crown Holdings, Inc....................................  37,000   1,421,170
    Cytec Industries, Inc..................................  65,631   3,675,336
    Deltic Timber Corp.....................................  16,443     852,570
    Domtar Corp............................................  54,512   4,358,234
    Dow Chemical Co. (The)................................. 523,047  18,238,649
    E.I. du Pont de Nemours & Co........................... 117,889   6,061,852
   #Eagle Materials, Inc...................................  58,938   1,464,609
    Eastman Chemical Co....................................  15,100   1,458,509
    Ecolab, Inc............................................  24,544   1,227,200
   *Ferro Corp............................................. 115,227   1,500,256
   *Flotek Industries, Inc.................................  13,047     123,033
    FMC Corp...............................................  22,500   1,970,325
    Freeport-McMoRan Copper & Gold, Inc. Class B........... 159,142   8,428,160
    Friedman Industries, Inc...............................  13,567     160,769
  #*General Moly, Inc......................................  78,745     359,865
  #*General Steel Holdings, Inc............................   5,427       7,978
   *Georgia Gulf Corp......................................  42,802     857,752
    Globe Specialty Metals, Inc............................  79,521   1,835,345
  #*Golden Minerals, Co....................................  19,506     283,617
   *Graphic Packaging Holding Co........................... 391,082   1,935,856
    Greif, Inc. Class A....................................  32,900   2,008,545
    Greif, Inc. Class B....................................  28,265   1,648,415
    H.B. Fuller Co.........................................  64,700   1,479,042
   #Hawkins, Inc...........................................  13,766     473,826
    Haynes International, Inc..............................  16,245   1,017,587
   *Headwaters, Inc........................................  78,366     179,458
   *Hecla Mining Co........................................ 278,206   2,161,661
   *Horsehead Holding Corp.................................  55,928     624,716
    Huntsman Corp.......................................... 242,895   4,639,294
    Innophos Holdings, Inc.................................  33,897   1,633,835
   *Innospec, Inc..........................................  31,267   1,004,296
    International Flavors & Fragrances, Inc................  17,200   1,052,124
    International Paper Co................................. 274,706   8,158,768
  #*Intrepid Potash, Inc...................................  18,617     619,015
   #Kaiser Aluminum Corp...................................  25,631   1,430,722
   *KapStone Paper & Packaging Corp........................  61,451     958,021

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Materials -- (Continued)
    KMG Chemicals, Inc.....................................  13,890 $   232,796
    Koppers Holdings, Inc..................................  13,519     500,473
   *Kraton Performance Polymers, Inc.......................  42,268   1,525,875
   #Kronos Worldwide, Inc..................................  76,180   2,358,533
   *Landec Corp............................................  33,718     208,377
    Limoneira Co...........................................     810      16,791
   *Louisiana-Pacific Corp................................. 158,644   1,229,491
   *LSB Industries, Inc....................................  27,099   1,076,914
    Lubrizol Corp..........................................  19,000   2,557,400
   #Martin Marietta Materials, Inc.........................  46,397   3,508,541
   *Material Sciences Corp.................................   8,954      76,288
   *Materion Corp..........................................  26,458   1,008,579
    MeadWestavco Corp...................................... 177,786   5,536,256
   *Mercer International, Inc..............................  59,959     554,021
   *Metals USA Holdings Corp...............................  21,472     330,239
    Minerals Technologies, Inc.............................  24,386   1,579,725
  #*Mines Management, Inc..................................  14,333      27,233
   *Mod-Pac Corp...........................................   3,434      20,535
    Monsanto Co............................................  66,246   4,867,756
   *Mosaic Co. (The).......................................  29,657   2,097,343
    Myers Industries, Inc..................................  45,332     539,451
    Nalco Holding Co.......................................  55,441   1,959,839
   *Nanophase Technologies Corp............................   3,149       3,684
    Neenah Paper, Inc......................................  19,400     391,686
    NewMarket Corp.........................................  16,011   2,626,124
   #Newmont Mining Corp.................................... 203,051  11,291,666
    NL Industries, Inc.....................................  64,917   1,168,506
   *Noranda Aluminum Holding Corp..........................   2,309      32,049
   *Northern Technologies International Corp...............   5,900     103,604
   #Nucor Corp............................................. 139,033   5,406,993
    Olin Corp.............................................. 105,927   2,214,934
    Olympic Steel, Inc.....................................  14,378     375,985
   *OM Group, Inc..........................................  41,291   1,498,037
   *Omnova Solutions, Inc..................................  54,394     367,703
   *Owens-Illinois, Inc.................................... 101,773   2,358,080
    P.H. Glatfelter Co.....................................  61,421     926,843
    Packaging Corp. of America............................. 111,231   2,966,531
   *Penford Corp...........................................  22,102     128,413
    PolyOne Corp........................................... 118,875   1,842,562
    PPG Industries, Inc....................................  24,442   2,058,016
    Praxair, Inc...........................................  32,450   3,363,118
    Quaker Chemical Corp...................................  16,747     678,923
    Reliance Steel & Aluminum Co...........................  99,831   4,693,055
    Rock-Tenn Co. Class A..................................  65,570   4,029,932
   *Rockwood Holdings, Inc.................................  90,383   5,465,460
   #Royal Gold, Inc........................................  72,115   4,622,572
    RPM International, Inc................................. 144,886   3,054,197
   *RTI International Metals, Inc..........................  39,450   1,265,162
    Schnitzer Steel Industries, Inc. Class A...............  30,987   1,573,830
    Schweitzer-Maudoit International, Inc..................  23,487   1,317,856
   #Scotts Miracle-Gro Co. Class A (The)...................  25,060   1,264,528
    Sealed Air Corp........................................ 210,341   4,528,642
  #*Senomyx, Inc...........................................  27,274     142,370
    Sensient Technologies Corp.............................  66,530   2,469,594
   #Sherwin-Williams Co....................................  19,100   1,473,947
    Sigma-Aldrich Corp.....................................  21,678   1,454,594
    Silgan Holdings, Inc...................................  32,796   1,271,829
  #*Silver Bull Resources, Inc.............................  11,100       7,547
   *Solitario Exploration & Royalty Corp...................   2,615       7,348
   *Solutia, Inc........................................... 131,681   2,823,241
    Sonoco Products Co..................................... 108,780   3,486,399

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
    Southern Copper Corp................................    72,950 $  2,491,972
   *Spartech Corp.......................................    38,500      221,375
    Steel Dynamics, Inc.................................   278,033    4,342,875
    Stepan Co...........................................    13,066    1,036,134
  #*Stillwater Mining Co................................   113,671    1,739,166
  #*STR Holdings, Inc...................................     3,848       52,948
    Synalloy Corp.......................................    11,860      136,864
    Temple-Inland, Inc..................................   141,678    4,253,174
   #Texas Industries, Inc...............................    37,154    1,434,516
   #Titanium Metals Corp................................   221,660    3,943,331
  #*U.S. Gold Corp......................................   114,447      726,738
   *United States Lime & Minerals, Inc..................     8,239      339,776
   #United States Steel Corp............................    90,482    3,618,375
   *Universal Stainless & Alloy Products, Inc...........     9,322      416,600
    Valhi, Inc..........................................    43,304    2,347,943
    Valspar Corp........................................   126,583    4,160,783
   *Verso Paper Corp....................................    37,297       93,615
   #Vulcan Materials Co.................................    92,534    3,172,991
    Walter Energy, Inc..................................    11,800    1,446,326
    Wausau Paper Corp...................................    62,069      458,069
    Westlake Chemical Corp..............................    89,708    4,642,389
    Worthington Industries, Inc.........................    98,394    2,063,322
   *WR Grace & Co.......................................    40,675    2,051,647
    Zep, Inc............................................    26,845      503,344
  #*Zoltek Cos., Inc....................................    43,429      439,067
                                                                   ------------
Total Materials.........................................            324,021,598
                                                                   ------------
Other -- (0.0%)
   *All American Group, Inc. Escrow Shares..............       800           --
 .#*Atlas Energy, Inc. Escrow Shares....................    91,849           --
   .Avigen, Inc. Escrow Shares..........................    14,351           --
  .*Concord Camera Corp. Escrow Shares..................     2,339           --
  .*J. Crew Group, Inc. Escrow Shares...................    25,192           --
  .*MAIR Holdings, Inc. Escrow Shares...................       400           --
  .*Softbrands, Inc. Escrow Shares......................    14,700           --
   *Tesco Corp. ADR.....................................     4,247       90,291
  .*Voyager Learning Co. Escrow Shares..................     7,226           --
                                                                   ------------
Total Other.............................................                 90,291
                                                                   ------------
Real Estate Investment Trusts -- (0.0%)
   *Transcontinental Realty Investors, Inc..............       100          185
                                                                   ------------
Telecommunication Services -- (2.7%)
    AboveNet, Inc.......................................    32,805    1,997,496
   #Alaska Communications Systems Group, Inc............    15,516      112,181
   *American Tower Corp.................................    39,600    2,080,188
    AT&T, Inc........................................... 2,590,263   75,791,095
    Atlantic Tele-Network, Inc..........................    19,448      734,551
   *Cbeyond, Inc........................................    39,088      438,958
   *CenturyLink, Inc....................................   274,637   10,191,779
  #*Cincinnati Bell, Inc................................   174,030      602,144
   *Cogent Communications Group, Inc....................    32,302      486,791
    Consolidated Communications Holdings, Inc...........    39,606      713,700
   *Crown Castle International Corp.....................    29,691    1,288,589
  #*FiberTower Corp.....................................    59,322       66,441
   #Frontier Communications Corp........................   578,726    4,334,658
   *General Communications, Inc. Class A................    64,916      736,797
   *Global Crossing, Ltd................................    20,511      706,194
    HickoryTech Corp....................................    16,711      178,473
    IDT Corp. Class B...................................    28,376      684,713
  #*Iridium Communications, Inc.........................    65,797      561,248

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Telecommunication Services -- (Continued)
  #*Leap Wireless International, Inc....................    89,942 $  1,210,619
  #*Level 3 Communications, Inc.........................   447,604      975,777
   *MetroPCS Communications, Inc........................   296,305    4,823,845
   *Neutral Tandem, Inc.................................    40,699      623,916
   *NII Holdings, Inc...................................   110,894    4,696,361
    NTELOS Holdings Corp................................    40,039      777,557
   *PAETEC Holding Corp.................................   167,568      740,651
  #*Pendrell Corp.......................................    21,475       60,130
   *Premiere Global Services, Inc.......................    87,044      736,392
   *Primus Telecommunications Group, Inc................     2,875       39,129
   *SBA Communications Corp.............................    23,603      900,927
    Shenandoah Telecommunications Co....................    29,898      474,182
  #*Sprint Nextel Corp.................................. 1,266,720    5,358,226
    SureWest Communications.............................    18,478      242,431
    Telephone & Data Systems, Inc.......................    65,007    1,843,599
    Telephone & Data Systems, Inc. Special Shares.......    57,657    1,436,812
   *tw telecom, inc.....................................   104,065    2,055,284
   *United States Cellular Corp.........................    39,601    1,749,968
    USA Mobility, Inc...................................    29,804      492,064
   #Verizon Communications, Inc......................... 1,260,585   44,486,045
    Warwick Valley Telephone Co.........................     7,227      101,395
    Windstream Corp.....................................   337,203    4,117,249
                                                                   ------------
Total Telecommunication Services........................            179,648,555
                                                                   ------------
Utilities -- (2.2%)
   *AES Corp............................................   628,867    7,741,353
   #AGL Resources, Inc..................................    43,449    1,772,719
    ALLETE, Inc.........................................    31,071    1,250,608
    Alliant Energy Corp.................................    39,168    1,543,611
    Ameren Corp.........................................    46,065    1,327,593
    American Electric Power Co., Inc....................    56,203    2,071,643
    American States Water Co............................    16,084      549,912
    American Water Works Co., Inc.......................    21,869      612,332
    Aqua America, Inc...................................    75,623    1,599,426
    Artesian Resources Corp.............................     5,797      105,505
    Atmos Energy Corp...................................    49,422    1,652,177
    Avista Corp.........................................    50,033    1,261,332
   #Black Hills Corp....................................    34,166    1,020,880
  #*Cadiz, Inc..........................................     5,938       64,012
    California Water Service Group......................    54,764    1,002,729
   *Calpine Corp........................................   370,649    6,023,046
    CenterPoint Energy, Inc.............................    71,966    1,409,094
    Central Vermont Public Service Corp.................    17,186      603,057
    CH Energy Group, Inc................................    20,779    1,061,184
    Chesapeake Utilities Corp...........................     9,080      350,579
    Cleco Corp..........................................    39,747    1,380,016
   #CMS Energy Corp.....................................    72,197    1,381,851
    Connecticut Water Services, Inc.....................    10,390      263,179
   #Consolidated Edison, Inc............................    34,814    1,831,216
   #Consolidated Water Co., Ltd.........................    16,048      144,753
    Constellation Energy Group, Inc.....................    27,541    1,069,417
    Delta Natural Gas Co., Inc..........................     2,664       86,260
    Dominion Resources, Inc.............................    67,237    3,257,633
   #DPL, Inc............................................    50,510    1,527,928
    DTE Energy Co.......................................    35,764    1,782,478
    Duke Energy Corp....................................   154,534    2,874,332
  #*Dynegy, Inc.........................................   150,210      859,201
    Edison International, Inc...........................    57,548    2,190,852
    El Paso Electric Co.................................    38,160    1,276,452
   #Empire District Electric Co.........................    36,269      740,250
    Entergy Corp........................................    23,057    1,540,208

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Utilities -- (Continued)
   #Exelon Corp.......................................    76,193 $    3,357,826
    FirstEnergy Corp..................................    50,822      2,269,202
    Gas Natural, Inc..................................     4,925         55,160
   *GenOn Energy, Inc................................. 1,000,846      3,893,291
    Great Plains Energy, Inc..........................    74,729      1,507,284
    Hawaiian Electric Industries, Inc.................    51,229      1,198,759
    IDACORP, Inc......................................    36,703      1,439,125
    Integrys Energy Group, Inc........................    41,738      2,095,665
    ITC Holdings Corp.................................    28,286      1,987,374
    Laclede Group, Inc................................    19,213        715,684
    MDU Resources Group, Inc..........................    55,115      1,188,279
    MGE Energy, Inc...................................    20,075        824,681
    Middlesex Water Co................................    17,520        320,441
    National Fuel Gas Co..............................    17,304      1,252,464
   #New Jersey Resources Corp.........................    36,063      1,572,707
    NextEra Energy, Inc...............................    46,821      2,586,860
    Nicor, Inc........................................    24,240      1,325,928
   #NiSource, Inc.....................................    60,500      1,217,865
    Northeast Utilities, Inc..........................    36,616      1,244,944
    Northwest Natural Gas Co..........................    23,259      1,037,584
    NorthWestern Corp.................................    31,620      1,012,472
   *NRG Energy, Inc...................................   214,777      5,266,332
    NSTAR.............................................    36,869      1,634,403
    NV Energy, Inc....................................   128,707      1,910,012
    OGE Energy Corp...................................    33,996      1,701,160
    Oneok, Inc........................................    20,901      1,521,384
   #Ormat Technologies, Inc...........................    57,201      1,193,213
    Otter Tail Corp...................................    31,778        660,347
    Pennichuck Corp...................................     4,414        126,020
   #Pepco Holdings, Inc...............................    48,312        902,468
    PG&E Corp.........................................    45,994      1,905,531
   #Piedmont Natural Gas Co...........................    39,552      1,153,732
    Pinnacle West Capital Corp........................    23,500        995,225
    PNM Resources, Inc................................    75,982      1,141,250
    Portland General Electric Co......................    66,480      1,647,374
   #PPL Corp..........................................    65,970      1,840,563
    Progress Energy, Inc..............................    32,979      1,541,438
    Public Service Enterprise Group, Inc..............   221,874      7,266,374
    Questar Corp......................................   206,238      3,800,966
    RGC Resources, Inc................................     1,471         46,895
   #SCANA Corp........................................    21,261        833,219
    Sempra Energy.....................................    26,800      1,358,492
    SJW Corp..........................................    23,745        558,482
   #South Jersey Industries, Inc......................    26,151      1,320,626
    Southern Co.......................................    99,097      3,918,295
    Southwest Gas Corp................................    40,183      1,498,424
  #*Synthesis Energy Systems, Inc.....................    57,588        119,207
    TECO Energy, Inc..................................   119,376      2,212,037
    UGI Corp..........................................    61,577      1,865,783
   #UIL Holdings Corp.................................    43,191      1,379,089
    UniSource Energy Corp.............................    31,816      1,171,465
    Unitil Corp.......................................    12,852        328,369
    Vectren Corp......................................    45,169      1,192,913
   #Westar Energy, Inc................................    62,897      1,623,372
    WGL Holdings, Inc.................................    33,890      1,315,271
    Wisconsin Energy Corp.............................    40,460      1,240,099
    Xcel Energy, Inc..................................    82,054      1,969,296
    York Water Co.....................................    10,807        184,151
                                                                 --------------
Total Utilities.......................................              147,675,690
                                                                 --------------
TOTAL COMMON STOCKS...................................            5,896,583,062
                                                                 --------------

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                      SHARES         VALUE+
                                                    ------------ --------------
RIGHTS/WARRANTS -- (0.0%)
  .*Avalon Contingent Value Rights.................        7,847 $           --
  .*BankAtlantic Bancorp, Inc. Rights 06/16/11.....        9,282          2,599
  .*Capital Bank Corp. Rights 03/04/11.............        7,309             --
   *Celgene Corp. Contingent Value Rights..........       19,083         39,120
  .*Contra Pharmacopeia Contingent Value Rights....       12,586             --
  .*Emergent Biosolutions, Inc. Contingent Value
    Rights.........................................        4,801             --
   .Ligand Pharmaceuticals, Inc. Class B
     Contingent Value Rights.......................       20,816             --
  .*U.S. Concrete, Inc. Warrants A 08/31/17........          813             --
  .*U.S. Concrete, Inc. Warrants B 08/31/17........          813             --
   *Valley National Bancorp Warrants 06/30/15......          398          1,079
                                                                 --------------
TOTAL RIGHTS/WARRANTS..............................                      42,798
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds Tempcash Portfolio -
     Institutional Shares..........................   16,332,020     16,332,020
                                                                 --------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                    ------------
                                                       (000)
SECURITIES LENDING COLLATERAL -- (11.6%)
(S)@DFA Short Term Investment Fund.................  776,413,657    776,413,657
   @Repurchase Agreement, JPMorgan Securities LLC
     0.20%, 08/01/11 (Collateralized by $1,889,197
     FNMA, rates ranging from 4.500% to 6.500%,
     maturities ranging from 05/01/36 to 07/01/41,
     valued at $1,895,139) to be repurchased at
     $1,834,179.................................... $      1,834      1,834,148
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL................                 778,247,805
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,091,759,352)^^..........................              $6,691,205,685
                                                                 ==============

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  819,322,253           --   --    $  819,322,253
   Consumer Staples.........    381,533,023           --   --       381,533,023
   Energy...................    750,816,768 $      6,469   --       750,823,237
   Financials...............  1,052,153,579           --   --     1,052,153,579
   Health Care..............    632,037,640       71,467   --       632,109,107
   Industrials..............    799,265,016      229,560   --       799,494,576
   Information Technology...    809,710,968           --   --       809,710,968
   Materials................    324,021,598           --   --       324,021,598
   Other....................         90,291           --   --            90,291
   Real Estate Investment
     Trusts.................            185           --   --               185
   Telecommunication
     Services...............    179,648,555           --   --       179,648,555
   Utilities................    147,675,690           --   --       147,675,690
Rights/Warrants.............         40,199        2,599   --            42,798
Temporary Cash Investments..     16,332,020           --   --        16,332,020
Securities Lending
  Collateral................             --  778,247,805   --       778,247,805
                             -------------- ------------   --    --------------
TOTAL....................... $5,912,647,785 $778,557,900   --    $6,691,205,685
                             ============== ============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                         U.S. VECTOR EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                              SHARES   VALUE+
                                                              ------ ----------
COMMON STOCKS -- (86.1%)
Consumer Discretionary -- (13.0%)
   *1-800-FLOWERS.COM, Inc................................... 23,812 $   71,674
   *4Kids Entertainment, Inc.................................  8,373      1,758
   *99 Cents Only Stores..................................... 57,512  1,135,862
    Aaron's, Inc............................................. 61,802  1,558,028
    Abercrombie & Fitch Co...................................  9,837    719,281
   *AC Moore Arts & Crafts, Inc.............................. 21,580     39,923
    Acme United Corp.........................................  1,921     19,421
    Advance Auto Parts, Inc..................................  5,300    291,341
  #*Aeropostale, Inc.........................................  8,400    141,540
   *AFC Enterprises, Inc..................................... 10,308    159,259
    AH Belo Corp............................................. 19,733    126,291
    Aldila, Inc..............................................  3,550     13,667
    Ambassadors Group, Inc................................... 15,154    129,112
    Amcon Distributing Co....................................    438     28,628
  #*American Apparel, Inc.................................... 42,938     44,656
   *American Axle & Manufacturing Holdings, Inc.............. 19,916    228,437
   *American Biltrite, Inc...................................  2,205     18,610
    American Eagle Outfitters, Inc........................... 24,368    320,196
   #American Greetings Corp. Class A......................... 21,500    476,655
  #*American Public Education, Inc...........................  3,570    162,685
   *America's Car-Mart, Inc.................................. 10,824    366,284
   *Amerigon, Inc............................................  6,010    101,088
    Ameristar Casinos, Inc................................... 32,956    731,623
  #*ANN, Inc................................................. 26,387    684,479
   *Apollo Group, Inc. Class A...............................  1,600     81,328
    Arbitron, Inc............................................  6,100    238,632
  #*Archipelago Learning, Inc................................  7,705     74,276
   *Arctic Cat, Inc.......................................... 11,890    195,947
    Ark Restaurants Corp.....................................  3,303     50,040
   *Asbury Automotive Group, Inc............................. 30,289    652,122
   *Ascena Retail Group, Inc................................. 35,291  1,140,605
   *Ascent Capital Group, Inc. Class A....................... 13,427    645,973
  #*Atrinsic, Inc............................................  3,209     12,643
   *Audiovox Corp. Class A................................... 20,793    149,502
  #*AutoNation, Inc.......................................... 40,511  1,523,619
   *Bakers Footwear Group, Inc...............................  2,000      2,020
   *Ballantyne Strong, Inc...................................  9,603     36,683
  #*Bally Technologies, Inc..................................  4,600    181,378
   #Barnes & Noble, Inc...................................... 32,818    571,033
    Bassett Furniture Industries, Inc........................ 10,093     79,735
   *Beasley Broadcast Group, Inc.............................  6,377     26,847
  #*Beazer Homes USA, Inc.................................... 71,337    206,877
    bebe stores, Inc......................................... 80,250    594,652
   *Bed Bath & Beyond, Inc...................................  5,500    321,695
   *Belo Corp................................................ 80,488    562,611
   *Benihana, Inc............................................  4,837     44,113
   *Benihana, Inc. Class A...................................  9,263     85,405
   #Best Buy Co., Inc........................................ 11,191    308,872
    Big 5 Sporting Goods Corp................................ 22,333    184,247
   *Big Lots, Inc............................................ 16,633    579,327
   *Biglari Holdings, Inc....................................  1,773    652,765
  #*BJ's Restaurants, Inc.................................... 27,264  1,264,232
   *Blockbuster, Inc. Class B................................ 15,945        797
  #*Blue Nile, Inc...........................................  2,173     92,048
   *Bluegreen Corp........................................... 32,000     82,560
    Blyth, Inc...............................................  8,170    516,834
    Bob Evans Farms, Inc..................................... 28,301    977,517
   #Bon-Ton Stores, Inc. (The)............................... 14,449    146,657

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   #Books-A-Million, Inc....................................  13,630 $   42,117
  #*Borders Group, Inc......................................  28,683        602
  #*BorgWarner, Inc.........................................  12,561  1,000,107
    Bowl America, Inc. Class A..............................   2,752     35,033
  #*Boyd Gaming Corp........................................  77,500    677,350
    Brinker International, Inc..............................  14,698    353,046
   *Brookfield Residential Properties, Inc..................   9,197     91,694
   #Brown Shoe Co., Inc.....................................  38,649    390,355
   #Brunswick Corp..........................................  77,922  1,701,037
   #Buckle, Inc.............................................  11,925    528,397
   *Buffalo Wild Wings, Inc.................................   4,500    285,885
   *Build-A-Bear-Workshop, Inc..............................  18,741    116,007
  #*Cabela's, Inc...........................................  76,421  2,090,879
   *Cache, Inc..............................................  11,200     64,960
   #Callaway Golf Co........................................  76,853    488,017
   *Cambium Learning Group, Inc.............................  38,215    120,759
   *Canterbury Park Holding Corp............................   4,963     56,429
   *Capella Education Co....................................   3,104    132,696
  #*Career Education Corp...................................  63,394  1,438,410
   *Caribou Coffee Co., Inc.................................   8,590    113,474
   *CarMax, Inc.............................................  26,062    833,202
   *Carmike Cinemas, Inc....................................   7,773     48,270
    Carnival Corp...........................................  41,983  1,398,034
    Carriage Services, Inc..................................  15,931     90,966
   *Carrols Restaurant Group, Inc...........................  10,875    106,901
   *Carter's, Inc...........................................  28,571    957,128
   *Casual Male Retail Group, Inc...........................  45,836    192,970
    Cato Corp. Class A......................................  23,720    659,890
   *Cavco Industries, Inc...................................   6,611    281,364
    CBS Corp. Class A.......................................   5,655    156,078
    CBS Corp. Class B....................................... 210,809  5,769,842
    CEC Entertainment, Inc..................................  11,700    452,790
  #*Central European Media Enterprises, Ltd. Class A........  12,359    236,304
  #*Charles & Colvard, Ltd..................................  15,531     38,051
   *Charming Shoppes, Inc................................... 113,080    463,628
  #*Cheesecake Factory, Inc.................................  28,943    834,427
    Cherokee, Inc...........................................   3,009     47,723
    Chico's FAS, Inc........................................  16,994    256,439
  #*Children's Place Retail Stores, Inc. (The)..............  22,289  1,077,004
  #*Chipotle Mexican Grill, Inc.............................   3,000    973,740
    Choice Hotels International, Inc........................   5,575    169,982
    Christopher & Banks Corp................................  32,752    206,338
   *Chromcraft Revington, Inc...............................   2,820      3,948
    Churchill Downs, Inc....................................  15,097    663,211
    Cinemark Holdings, Inc..................................  66,724  1,300,451
   *Citi Trends, Inc........................................  11,183    156,897
   *Clear Channel Outdoor Holdings, Inc. Class A............  21,495    252,566
   *Coast Distribution System, Inc..........................   1,632      4,896
   *Cobra Electronics Corp..................................   4,726     18,431
  #*Coinstar, Inc...........................................  13,400    654,724
   *Coldwater Creek, Inc....................................  45,454     57,272
  #*Collective Brands, Inc..................................  57,576    678,245
    Collectors Universe, Inc................................   4,583     71,678
   #Columbia Sportswear Co..................................  20,336  1,167,286
    Comcast Corp. Class A................................... 298,194  7,162,620
    Comcast Corp. Special Class A........................... 100,809  2,352,882
  #*Conn's, Inc.............................................  30,084    247,591
    Cooper Tire & Rubber Co.................................  41,211    694,817
   *Core-Mark Holding Co., Inc..............................  11,528    429,303
   *Corinthian Colleges, Inc................................  30,971    128,839
  #*Cost Plus, Inc..........................................  19,626    174,475

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   #CPI Corp................................................   2,300 $   25,622
   #Cracker Barrel Old Country Store, Inc...................   4,897    220,904
   *Craftmade International, Inc............................   1,843      5,529
   *Crocs, Inc..............................................  61,700  1,933,061
  #*Crown Media Holdings, Inc...............................  19,905     33,838
    CSS Industries, Inc.....................................   4,800     95,232
   *Culp, Inc...............................................   7,948     70,737
   *Cumulus Media, Inc......................................  10,095     35,635
   *Cybex International, Inc................................   2,804      2,246
   *Cycle Country Accessories Corp..........................   2,700        918
  #*Dana Holding Corp.......................................  67,200  1,120,224
   #Darden Restaurants, Inc.................................   5,017    254,864
   *Deckers Outdoor Corp....................................   6,000    595,500
   *dELiA*s, Inc............................................  18,616     32,764
   *Delta Apparel, Inc......................................  12,525    246,367
    Destination Maternity Corp..............................   7,248    119,012
    DeVry, Inc..............................................   9,500    590,330
   *DGSE Cos., Inc..........................................   3,503     31,037
   *Dick's Sporting Goods, Inc..............................   8,194    303,178
   #Dillard's, Inc. Class A.................................  62,205  3,499,653
   *DineEquity, Inc.........................................  14,400    750,240
   *DIRECTV Class A.........................................  33,010  1,672,947
   *Discovery Communications, Inc. (25470F104)..............   8,891    353,862
   *Discovery Communications, Inc. (25470F203)..............   1,300     51,694
   *Discovery Communications, Inc. (25470F302)..............   6,083    219,170
   *Dixie Group, Inc........................................   7,426     32,155
   *Dolan Media Co..........................................  30,528    242,087
   *Dollar Tree, Inc........................................   9,300    615,939
   *Domino's Pizza, Inc.....................................  14,278    383,650
  #*Dorman Products, Inc....................................  16,192    578,540
    Dover Downs Gaming & Entertainment, Inc.................  15,417     47,793
   #DR Horton, Inc.......................................... 128,447  1,525,950
   *Dreams, Inc.............................................  15,457     40,652
  #*DreamWorks Animation SKG, Inc...........................   9,579    209,397
    Drew Industries, Inc....................................  21,102    449,473
   *DSW, Inc................................................  28,688  1,519,890
  #*E.W. Scripps Co. Class A (The)..........................  46,320    399,278
  #*Eastman Kodak Co........................................  87,549    210,118
    EDCI Holdings, Inc......................................   2,070      9,108
  #*Education Management Corp...............................   8,481    189,211
    Educational Development Corp............................   3,087     16,515
    Einstein Noah Restaurant Group, Inc.....................   8,853    138,815
   *Emerson Radio Corp......................................  22,180     39,259
   *Emmis Communications Corp. Class A......................   5,300      5,353
  #*Empire Resorts, Inc.....................................   7,700      7,007
   *Entercom Communications Corp............................  28,085    222,995
   *Entravision Communications Corp.........................  42,282     81,604
   *EnviroStar, Inc.........................................   1,100      1,397
    Escalade, Inc...........................................   9,788     57,945
   #Ethan Allen Interiors, Inc..............................  27,900    513,360
   *Ever-Glory International Group, Inc.....................   2,000      3,780
   *Exide Technologies......................................  67,713    484,825
   #Expedia, Inc............................................  28,900    915,841
    Family Dollar Stores, Inc...............................  13,400    711,674
   *Famous Dave's of America, Inc...........................   6,406     65,726
   *Federal-Mogul Corp......................................  46,258    886,766
    Finish Line, Inc. Class A...............................  43,139    918,861
   *Fisher Communications, Inc..............................   7,173    210,312
    Flanigan's Enterprises, Inc.............................     300      2,157
    Flexsteel Industries, Inc...............................   5,993     91,393
    Foot Locker, Inc........................................ 105,891  2,301,011

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   *Ford Motor Co...........................................  86,858 $1,060,536
    Fortune Brands, Inc.....................................  31,053  1,869,701
   *Fossil, Inc.............................................  16,451  2,067,397
   *Frederick's of Hollywood Group, Inc.....................   3,900      2,613
   #Fred's, Inc.............................................  39,004    514,073
    Frisch's Restaurants, Inc...............................   5,689    119,981
  #*Fuel Systems Solutions, Inc.............................  14,054    298,507
   *Full House Resorts, Inc.................................  14,484     45,769
  #*Furniture Brands International, Inc.....................  45,100    181,753
    Gaiam, Inc..............................................  17,607     76,062
  #*GameStop Corp. Class A.................................. 120,560  2,842,805
   *GameTech International, Inc.............................   2,168        542
    Gaming Partners International Corp......................   9,358     73,367
    Gannett Co., Inc........................................  83,687  1,067,846
   #Gap, Inc................................................  16,300    314,427
   #Garmin, Ltd.............................................   5,054    164,912
  #*Gaylord Entertainment Co................................  47,617  1,397,083
   *Geeknet, Inc............................................     201      4,953
   *General Motors Co.......................................  10,900    301,712
  #*Genesco, Inc............................................  20,728  1,073,710
    Gentex Corp.............................................  13,836    392,112
   #Genuine Parts Co........................................  11,532    613,041
   *G-III Apparel Group, Ltd................................  16,351    504,755
   *Global Sources, Ltd.....................................     320      2,947
   *Global Traffic Network, Inc.............................  11,114    131,034
  #*Golfsmith International Holdings, Inc...................   4,966     20,609
   *Goodyear Tire & Rubber Co...............................  21,200    342,804
   *Gray Television, Inc....................................  48,457    117,751
   *Gray Television, Inc. Class A...........................   2,300      4,830
   *Great Wolf Resorts, Inc.................................  29,506    102,976
   #Group 1 Automotive, Inc.................................  23,320  1,110,732
    Guess?, Inc.............................................   2,500     95,300
   #H&R Block, Inc..........................................   8,000    119,680
   *Hallwood Group, Inc.....................................     880     14,106
   *Hampshire Group, Ltd....................................   1,868      6,912
   *Hanesbrands, Inc........................................   7,900    241,029
    Harley-Davidson, Inc....................................  25,800  1,119,462
    Harman International Industries, Inc....................  12,590    523,744
   *Harris Interactive, Inc.................................   4,286      3,429
    Harte-Hanks, Inc........................................  52,036    425,134
    Hasbro, Inc.............................................   9,200    363,952
   *Hastings Entertainment, Inc.............................   1,695      7,882
    Haverty Furniture Cos., Inc.............................  16,842    186,778
    Haverty Furniture Cos., Inc. Class A....................   1,796     19,828
   *Heelys, Inc.............................................   7,950     17,888
   *Helen of Troy, Ltd......................................  29,205    941,861
  #*hhgregg, Inc............................................   4,800     59,184
   *Hibbett Sporting Goods, Inc.............................   6,351    249,213
   #Hillenbrand, Inc........................................   9,800    214,522
   *Hollywood Media Corp....................................  11,210     18,048
    Home Depot, Inc.........................................  52,493  1,833,580
    Hooker Furniture Corp...................................  10,174     91,769
    Hot Topic, Inc..........................................  42,957    320,889
  #*Hovnanian Enterprises, Inc..............................  41,900     80,448
   *HSN, Inc................................................  21,596    705,973
   *Iconix Brand Group, Inc.................................  68,221  1,591,596
   *Image Entertainment, Inc................................   3,900        585
   *Infosonics Corp.........................................   4,100      3,157
    International Game Technology...........................   1,600     29,744
    International Speedway Corp.............................  27,247    762,099
   #Interpublic Group of Cos., Inc. (The)...................  44,149    433,102

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   *Interval Leisure Group, Inc.............................  26,115 $  335,578
  #*iRobot Corp.............................................  17,538    613,128
   *Isle of Capri Casinos, Inc..............................  34,889    295,859
  #*ITT Educational Services, Inc...........................     800     68,536
   *J. Alexander's Corp.....................................  10,300     67,362
   #J.C. Penney Co., Inc.................................... 113,950  3,505,102
  #*Jack in the Box, Inc....................................  26,368    599,081
   *Jaclyn, Inc.............................................     400      2,700
  #*JAKKS Pacific, Inc......................................   7,200    125,640
    Jarden Corp.............................................  79,170  2,453,478
  .*Jennifer Convertibles, Inc..............................     400         --
    Johnson Controls, Inc...................................  34,525  1,275,699
   *Johnson Outdoors, Inc. Class A..........................  14,083    251,100
    Jones Group, Inc. (The).................................  86,200  1,115,428
  #*Jos. A. Bank Clothiers, Inc.............................  19,837  1,017,836
   *Journal Communications, Inc.............................  41,249    204,595
   *K12, Inc................................................   2,100     67,368
   #KB Home.................................................  67,248    570,936
   *Kenneth Cole Productions, Inc. Class A..................   9,853    125,724
   *Kid Brands, Inc.........................................  33,488    153,710
  #*Kirkland's, Inc.........................................  17,925    193,411
   *Knology, Inc............................................  12,224    167,836
   #Kohl's Corp.............................................  20,270  1,108,972
   *Kona Grill, Inc.........................................   6,483     47,715
    Koss Corp...............................................   3,667     22,662
   *Krispy Kreme Doughnuts, Inc.............................  22,310    182,496
    KSW, Inc................................................   4,320     17,064
  #*K-Swiss, Inc. Class A...................................  32,483    346,269
    Lacrosse Footwear, Inc..................................   5,930     82,427
   *Lakeland Industries, Inc................................   4,621     38,077
   *Lakes Entertainment, Inc................................  15,310     33,376
   *Lamar Advertising Co. Class A...........................  10,244    260,812
   *Las Vegas Sands Corp....................................  19,359    913,358
   *Lazare Kaplan International, Inc........................   4,000     10,060
   *La-Z-Boy, Inc...........................................  51,933    455,452
   *Leapfrog Enterprises, Inc...............................  40,452    157,763
   #Lear Corp...............................................   2,196    107,604
    Learning Tree International, Inc........................  10,875    109,076
  #*Lee Enterprises, Inc....................................  37,969     34,931
    Leggett & Platt, Inc....................................  33,295    722,502
   #Lennar Corp. Class A.................................... 134,243  2,374,759
    Lennar Corp. Class B Voting.............................  19,789    279,025
  #*Libbey, Inc.............................................   6,896    106,681
  #*Liberty Global, Inc. Class A............................  12,561    525,050
   *Liberty Global, Inc. Class B............................      63      2,747
   *Liberty Global, Inc. Class C............................  12,326    492,670
   *Liberty Media Corp. Capital Class A.....................  92,738  7,401,420
   *Liberty Media Corp. Capital Class B.....................     482     38,601
   *Liberty Media Corp. Interactive Class A................. 286,008  4,693,391
   *Liberty Media Corp. Interactive Class B.................   4,283     70,584
   *Liberty Media-Starz Corp. Series A......................  18,325  1,406,627
   *Liberty Media-Starz Corp. Series B......................     502     39,992
  #*Life Time Fitness, Inc..................................  34,594  1,444,645
    Lifetime Brands, Inc....................................  10,969    120,659
    Limited Brands, Inc.....................................  15,500    586,830
   *LIN TV Corp. Class A....................................   6,800     27,880
   #Lincoln Educational Services Corp.......................  21,898    391,536
    Lithia Motors, Inc......................................  21,985    453,770
   *Live Nation Entertainment, Inc.......................... 165,019  1,831,711
   *LKQ Corp................................................  32,049    787,444
  #*LodgeNet Interactive Corp...............................   5,000     14,150

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   *Lowe's Cos., Inc........................................ 103,305 $2,229,322
   *Luby's, Inc.............................................  26,961    147,477
   *M/I Homes, Inc..........................................  21,500    242,950
    Mac-Gray Corp...........................................  13,433    197,465
    Macy's, Inc.............................................  76,588  2,211,096
   *Madison Square Garden Co. (The).........................  52,065  1,379,722
   *Maidenform Brands, Inc..................................  20,238    523,152
    Marcus Corp.............................................  19,942    193,039
   *Marine Products Corp....................................  25,999    141,695
   *MarineMax, Inc..........................................  22,958    210,984
  #*Martha Stewart Living Omnimedia, Inc. Class A...........  28,805    118,100
    Mattel, Inc.............................................  14,400    383,904
   #Matthews International Corp. Class A....................  17,192    622,178
   *MAXXAM, Inc.............................................       1        650
  #*McClatchy Co. (The).....................................  56,794    127,786
   *McCormick & Schmick's Seafood Restaurants, Inc..........  18,177    160,685
    McDonald's Corp.........................................  13,800  1,193,424
   #MDC Holdings, Inc.......................................  35,349    799,241
  #*Media General, Inc. Class A.............................  18,300     49,959
   #Men's Wearhouse, Inc. (The).............................  48,118  1,577,789
   #Meredith Corp...........................................  31,652    944,812
  #*Meritage Homes Corp.....................................  29,280    639,768
  #*MGM Resorts International...............................  83,376  1,259,811
   *Midas, Inc..............................................   5,684     31,035
   *Modine Manufacturing Co.................................  42,300    630,693
  #*Mohawk Industries, Inc..................................  59,235  3,081,997
   *Monarch Casino & Resort, Inc............................  15,549    179,591
    Monro Muffler Brake, Inc................................  20,712    740,661
   *Morgans Hotel Group Co..................................  10,624     76,068
   #Morningstar, Inc........................................   3,172    197,806
   *Morton's Restaurant Group, Inc..........................  12,138     84,116
   *Motorcar Parts of America, Inc..........................  11,260    145,367
    Movado Group, Inc.......................................  19,263    311,675
   *MTR Gaming Group, Inc...................................  24,911     73,487
   *Multimedia Games Holding Co., Inc.......................  19,081     82,812
   *Nathan's Famous, Inc....................................   4,703     89,404
    National CineMedia, Inc.................................  13,288    195,732
   *Nautilus, Inc...........................................  23,587     44,344
   *Navarre Corp............................................  25,294     50,082
  #*Netflix, Inc............................................  12,300  3,271,677
   *Nevada Gold & Casinos, Inc..............................   1,000      1,640
   *New Frontier Media, Inc.................................  14,206     19,888
   *New York & Co., Inc.....................................  53,080    289,817
  #*New York Times Co. Class A (The)........................  60,979    523,200
    Newell Rubbermaid, Inc..................................  18,588    288,486
    News Corp. Class A...................................... 247,749  3,968,939
    News Corp. Class B......................................  57,814    953,931
   *Nexstar Broadcasting Group, Inc.........................     200      1,752
    NIKE, Inc. Class B......................................   1,200    108,180
   *Nobel Learning Communities, Inc.........................   7,749     90,818
   *Nobility Homes, Inc.....................................   2,463     19,458
    Nordstrom, Inc..........................................   3,500    175,560
   #Nutri/System, Inc.......................................   8,097    120,969
  #*NVR, Inc................................................   1,000    680,090
   *O'Charley's, Inc........................................  20,350    123,932
   *Office Depot, Inc....................................... 222,991    842,906
   *OfficeMax, Inc..........................................  46,379    328,363
    Omnicom Group, Inc......................................   6,344    297,660
   *Orbitz Worldwide, Inc...................................  53,434    174,195
   *O'Reilly Automotive, Inc................................  18,013  1,071,774
   *Orient-Express Hotels, Ltd..............................  95,950    948,945

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
  .*Orleans Homebuilders, Inc...............................  11,153 $       --
    Outdoor Channel Holdings, Inc...........................  24,237    161,176
   *Overstock.com, Inc......................................   8,272    104,972
   #Oxford Industries, Inc..................................  14,497    567,992
   *P & F Industries, Inc. Class A..........................   1,725      8,418
   #P.F. Chang's China Bistro, Inc..........................   8,939    294,361
   *Pacific Sunwear of California, Inc......................  65,104    181,640
   *Panera Bread Co. Class A................................   6,000    691,860
   *Papa John's International, Inc..........................   6,187    193,096
  #*Peet's Coffee & Tea, Inc................................   9,514    555,618
   *Penn National Gaming, Inc...............................  32,474  1,361,635
    Penske Automotive Group, Inc............................  75,568  1,672,320
   #Pep Boys - Manny, Moe & Jack (The)......................  49,824    535,608
   *Perry Ellis International, Inc..........................  16,056    375,229
   #PetMed Express, Inc.....................................  14,800    162,356
    PetSmart, Inc...........................................  14,736    633,943
  #*Pier 1 Imports, Inc.....................................  68,065    748,034
   *Pinnacle Entertainment, Inc.............................  53,822    776,651
   *Point.360...............................................   2,600      1,664
    Polaris Industries, Inc.................................  18,200  2,157,610
    Polo Ralph Lauren Corp..................................   3,357    453,430
    Pool Corp...............................................   6,469    173,046
  #*Priceline.com, Inc......................................   1,900  1,021,535
   *Princeton Review, Inc...................................   9,615      2,211
   *Pulte Group, Inc........................................ 226,172  1,553,802
    PVH Corp................................................  17,250  1,234,238
   *Q.E.P. Co., Inc.........................................   1,500     32,910
   *Quiksilver, Inc......................................... 156,028    820,707
  #*Radio One, Inc..........................................  39,577     56,595
  #*RadioShack Corp.........................................  13,300    185,136
   *Reading International, Inc. Class A.....................  11,759     51,152
   *Red Lion Hotels Corp....................................  18,767    141,691
   *Red Robin Gourmet Burgers, Inc..........................  16,700    574,814
  #*Regal Entertainment Group...............................  13,949    178,408
    Regis Corp..............................................  56,648    841,223
    Rent-A-Center, Inc......................................  57,205  1,547,395
   *Rentrak Corp............................................   4,963     82,088
    RG Barry Corp...........................................  18,234    207,321
   *Rick's Cabaret International, Inc.......................   8,869     72,726
   *Rockford Corp...........................................   3,495     11,359
   *Rocky Brands, Inc.......................................   7,086     90,205
    Ross Stores, Inc........................................   5,908    447,649
  #*Royal Caribbean Cruises, Ltd............................ 102,220  3,129,976
   *Ruby Tuesday, Inc.......................................  58,277    529,738
   *Ruth's Hospitality Group, Inc...........................  30,843    177,347
    Ryland Group, Inc. (The)................................  42,610    627,645
  #*Saks, Inc............................................... 140,954  1,513,846
    Salem Communications Corp...............................  15,809     51,537
   *Sally Beauty Holdings, Inc..............................  17,750    305,300
   #Scholastic Corp.........................................  26,776    769,007
   *Scientific Games Corp...................................  59,726    545,896
    Scripps Networks Interactive, Inc.......................   5,300    245,602
   *Sealy Corp..............................................  30,900     67,671
  #*Sears Holdings Corp.....................................  40,481  2,820,311
   *Select Comfort Corp.....................................  14,500    243,890
    Service Corp. International............................. 264,173  2,765,891
    Shiloh Industries, Inc..................................  13,932    146,704
   *Shoe Carnival, Inc......................................  12,726    402,014
  #*Shuffle Master, Inc.....................................  49,179    458,348
  #*Shutterfly, Inc.........................................  17,563    955,427
   *Signet Jewelers, Ltd. ADR...............................  30,046  1,287,171

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
    Sinclair Broadcast Group, Inc. Class A..................  41,600 $  412,256
  #*Six Flags Entertainment Corp............................   1,798     63,308
  #*Skechers U.S.A., Inc. Class A...........................  36,903    614,435
    Skyline Corp............................................   8,700    117,711
   *Smith & Wesson Holding Corp.............................  56,430    189,605
    Sonesta International Hotels Corp. Class A..............   1,000     20,185
   #Sonic Automotive, Inc...................................  43,000    673,810
   *Sonic Corp..............................................  13,343    142,770
    Sotheby's Class A.......................................  14,866    629,575
    Spartan Motors, Inc.....................................  31,263    143,810
   #Speedway Motorsports, Inc...............................  47,584    647,142
   *Sport Chalet, Inc. Class A..............................   5,873     11,687
   #Stage Stores, Inc.......................................  35,337    628,999
    Standard Motor Products, Inc............................  22,280    316,376
   *Standard Pacific Corp...................................  91,149    260,686
   *Stanley Furniture, Inc..................................  11,692     48,288
    Staples, Inc............................................  21,793    349,996
    Starwood Hotels & Resorts Worldwide, Inc................   9,166    503,763
    Stein Mart, Inc.........................................  43,656    414,732
   *Steiner Leisure, Ltd....................................   5,581    271,348
   *Steinway Musical Instruments, Inc.......................  11,183    324,195
   *Steven Madden, Ltd......................................  27,132  1,033,729
   #Stewart Enterprises, Inc................................  77,343    537,534
   *Stoneridge, Inc.........................................  19,178    239,341
    Strattec Security Corp..................................   4,591    117,300
   #Strayer Education, Inc..................................   2,934    356,921
    Sturm Ruger & Co., Inc..................................  16,895    461,571
    Superior Industries International, Inc..................  25,936    524,945
   *Syms Corp...............................................   9,588    100,099
   *Systemax, Inc...........................................  30,648    499,256
  #*Talbots, Inc............................................     444      1,536
   *Tandy Brands Accessories, Inc...........................   1,096      2,291
   *Tandy Leather Factory, Inc..............................   6,870     35,106
    Target Corp.............................................  24,714  1,272,524
   *Tempur-Pedic International, Inc.........................   7,978    574,496
  #*Tenneco, Inc............................................  17,900    714,926
    Texas Roadhouse, Inc....................................  54,800    905,296
   #Thor Industries, Inc....................................  13,358    330,343
   #Tiffany & Co............................................   8,300    660,597
   *Timberland Co. Class A..................................  40,812  1,746,345
    Time Warner Cable, Inc..................................  54,723  4,011,743
   #Time Warner, Inc........................................ 198,927  6,994,273
    TJX Cos., Inc. (The)....................................  11,000    608,300
   *Toll Brothers, Inc...................................... 129,147  2,577,774
   *Town Sports International Holdings, Inc.................  11,460    104,744
    Tractor Supply Co.......................................  20,000  1,318,400
  #*True Religion Apparel, Inc..............................   6,300    212,247
   *TRW Automotive Holdings Corp............................  14,500    731,815
  #*Tuesday Morning Corp....................................  44,074    189,518
    Tupperware Corp.........................................   6,200    387,438
   *Ulta Salon Cosmetics & Fragrance, Inc...................  13,373    842,900
   *Under Armour, Inc. Class A..............................   2,833    207,971
   *Unifi, Inc..............................................  18,595    238,574
   *Universal Electronics, Inc..............................  14,316    335,138
    Universal Technical Institute, Inc......................  11,850    205,005
  #*Urban Outfitters, Inc...................................   5,900    191,986
   *US Auto Parts Network, Inc..............................  20,095    150,512
    V.F. Corp...............................................   6,544    764,339
    Vail Resorts, Inc.......................................  29,509  1,350,037
  #*Valassis Communications, Inc............................   9,376    251,277
    Value Line, Inc.........................................   2,944     31,736

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Discretionary -- (Continued)
   *Valuevision Media, Inc. Class A.......................  27,419 $    205,368
   #Viacom, Inc. Class A..................................   1,129       61,632
    Viacom, Inc. Class B..................................  20,000      968,400
   *WABCO Holdings, Inc...................................   8,200      517,010
   *Walking Co. Holdings, Inc. (The)......................   3,900       11,310
    Walt Disney Co. (The)................................. 126,878    4,900,028
   *Warnaco Group, Inc....................................  18,159      967,875
   #Washington Post Co. Class B...........................   4,525    1,820,408
    Weight Watchers International, Inc....................   6,975      538,400
   *Wells-Gardner Electronics Corp........................   4,623        9,200
    Wendy's Co. (The)..................................... 380,677    2,006,168
   *West Marine, Inc......................................  21,417      219,524
  #*Westwood One, Inc.....................................   3,390       19,255
  #*Wet Seal, Inc. (The)..................................  98,691      482,599
    Weyco Group, Inc......................................   9,395      217,588
    Whirlpool Corp........................................  26,946    1,865,472
    Wiley (John) & Sons, Inc. Class A.....................   5,984      299,559
    Wiley (John) & Sons, Inc. Class B.....................   1,453       72,948
    Williams Controls, Inc................................   2,614       29,042
    Williams-Sonoma, Inc..................................  10,506      388,932
    Winmark Corp..........................................   1,945       87,933
  #*Winnebago Industries, Inc.............................  13,246      111,134
   *WMS Industries, Inc...................................   9,900      272,943
    Wolverine World Wide, Inc.............................   8,330      315,457
   #World Wrestling Entertainment, Inc....................   8,500       85,595
    Wyndham Worldwide Corp................................  32,378    1,119,955
    Wynn Resorts, Ltd.....................................   7,200    1,106,496
   *Zale Corp.............................................  29,978      168,177
  #*Zumiez, Inc...........................................  20,966      557,067
                                                                   ------------
Total Consumer Discretionary..............................          287,409,316
                                                                   ------------
Consumer Staples -- (4.8%)
    Alico, Inc............................................   6,695      163,425
  #*Alliance One International, Inc.......................  87,960      289,388
    Altria Group, Inc.....................................  46,200    1,215,060
   #Andersons, Inc. (The).................................  16,111      662,323
    Archer-Daniels-Midland Co.............................  86,412    2,625,197
    Arden Group, Inc. Class A.............................   1,264      112,193
    B&G Foods, Inc........................................  41,320      776,403
   *BJ's Wholesale Club, Inc..............................  10,293      518,253
  #*Boston Beer Co., Inc. Class A.........................   3,300      297,495
    Bridgford Foods Corp..................................   3,267       36,100
    Brown-Forman Corp. Class A............................   1,756      125,027
   #Brown-Forman Corp. Class B............................   3,250      239,070
    Bunge, Ltd............................................  67,845    4,668,414
   *Cagle's, Inc. Class A.................................   2,014        8,378
   #Calavo Growers, Inc...................................   8,917      184,314
   #Cal-Maine Foods, Inc..................................  15,950      539,270
   #Casey's General Stores, Inc...........................  29,744    1,338,480
    CCA Industries, Inc...................................   4,000       22,520
  #*Central European Distribution Corp....................  30,000      290,400
   *Central Garden & Pet Co...............................  21,139      188,983
   *Central Garden & Pet Co. Class A......................  39,325      344,487
   *Chiquita Brands International, Inc....................  69,280      820,275
    Church & Dwight Co., Inc..............................  13,600      548,624
    Coca-Cola Bottling Co.................................   7,087      457,253
    Coca-Cola Enterprises, Inc............................  33,760      948,994
   #Coffee Holding Co., Inc...............................   1,900       36,993
   #ConAgra, Inc..........................................  21,650      554,456
   *Constellation Brands, Inc. Class A....................  73,266    1,493,894
   *Constellation Brands, Inc. Class B....................   1,100       22,352

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Staples -- (Continued)
    Corn Products International, Inc........................  35,860 $1,824,915
    Costco Wholesale Corp...................................  15,824  1,238,228
  #*Craft Brewers Alliance, Inc.............................  17,128    133,427
    CVS Caremark Corp....................................... 183,826  6,682,075
   *Darling International, Inc..............................  45,847    773,897
   *Dean Foods Co........................................... 147,395  1,624,293
   #Diamond Foods, Inc......................................  13,303    952,362
  #*Dole Food Co., Inc......................................  82,262  1,167,298
    Dr. Pepper Snapple Group, Inc...........................   8,154    307,895
  #*Elizabeth Arden, Inc....................................  24,213    780,143
   *Energizer Holdings, Inc.................................   5,598    451,423
   #Farmer Brothers Co......................................  15,018    117,591
   #Flowers Foods, Inc......................................  30,076    659,266
    Fresh Del Monte Produce, Inc............................  58,303  1,429,007
    General Mills, Inc......................................  18,600    694,710
    Golden Enterprises, Inc.................................   5,437     18,486
  #*Great Atlantic & Pacific Tea Co.........................  11,673      1,984
  #*Green Mountain Coffee, Inc..............................  15,900  1,652,805
    Griffin Land & Nurseries, Inc. Class A..................   4,435    123,781
   *Hain Celestial Group, Inc...............................  44,460  1,437,392
   *Hansen Natural Corp.....................................   1,200     91,944
   *Harbinger Group, Inc....................................   9,082     48,225
   *Heckmann Corp........................................... 102,467    617,876
    Herbalife, Ltd..........................................   8,800    490,336
   #Hormel Foods Corp.......................................  18,128    525,168
  #*HQ Sustainable Maritime Industries, Inc.................  16,258      3,414
   *IGI Labratories, Inc....................................   1,128      1,252
    Imperial Sugar Co.......................................  11,761    271,444
    Ingles Markets, Inc.....................................  12,373    190,544
    Inter Parfums, Inc......................................  27,026    541,601
    J & J Snack Foods Corp..................................  15,421    797,111
    J.M. Smucker Co.........................................  58,872  4,587,306
   *John B. Sanfilippo & Son, Inc...........................   6,541     54,748
    Kraft Foods, Inc. Class A............................... 226,307  7,780,435
    Kroger Co. (The)........................................  21,515    535,078
   #Lancaster Colony Corp...................................   8,100    487,053
  #*Lifeway Foods, Inc......................................   4,839     53,713
   *Mannatech, Inc..........................................  25,694     21,064
    McCormick & Co., Inc. Non-Voting........................   5,600    272,440
    McCormick & Co., Inc. Voting............................     876     42,898
  #*Medifast, Inc...........................................   8,480    163,664
    MGP Ingredients, Inc....................................  16,439    129,375
    Molson Coors Brewing Co. Class A........................     603     27,256
    Molson Coors Brewing Co. Class B........................  79,923  3,600,531
    Nash-Finch Co...........................................  12,120    433,896
    National Beverage Corp..................................  27,276    403,139
   *Natural Alternatives International, Inc.................   4,748     22,838
   #Nu Skin Enterprises, Inc. Class A.......................  18,507    694,753
   *Nutraceutical International Corp........................  11,692    173,042
    Oil-Dri Corp. of America................................   6,773    140,133
   *Omega Protein Corp......................................  18,979    230,025
    Orchids Paper Products Co...............................   2,992     38,447
   *Overhill Farms, Inc.....................................  14,067     72,445
   *Pantry, Inc.............................................  22,162    394,927
   *Parlux Fragrances, Inc..................................  17,222     52,010
   *PC Group, Inc...........................................   4,397        923
    PepsiCo, Inc............................................  15,495    992,300
    Philip Morris International, Inc........................  36,900  2,626,173
   *Physicians Formula Holdings, Inc........................  12,581     47,808
  #*Pilgrim's Pride Corp....................................  58,893    282,686
   *Prestige Brands Holdings, Inc...........................  65,760    803,587

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Staples -- (Continued)
    PriceSmart, Inc.......................................  15,122 $    884,939
    Procter & Gamble Co. (The)............................  97,417    5,990,171
   *Ralcorp Holdings, Inc.................................  30,764    2,661,086
   *Reddy Ice Holdings, Inc...............................   7,000       20,930
    Reliv' International, Inc.............................   4,579        8,196
   *Revlon, Inc...........................................  13,564      228,418
    Reynolds American, Inc................................  18,274      643,245
    Rocky Mountain Chocolate Factory, Inc.................   5,450       50,086
   #Ruddick Corp..........................................  22,106      926,241
   #Safeway, Inc..........................................  29,432      593,643
   #Sanderson Farms, Inc..................................  19,113      883,403
    Sara Lee Corp.........................................  44,300      846,573
    Schiff Nutrition International, Inc...................  15,961      184,669
   *Seneca Foods Corp.....................................   8,179      211,836
   *Seneca Foods Corp. Class B............................   1,251       31,863
   *Smart Balance, Inc....................................  60,982      289,055
   *Smithfield Foods, Inc................................. 144,027    3,171,475
    Snyders-Lance, Inc....................................  27,926      569,970
    Spartan Stores, Inc...................................  22,168      391,487
   *Spectrum Brands Holdings, Inc.........................  48,321    1,290,171
  #*Star Scientific, Inc..................................   6,056       24,587
    Stephan Co. (The).....................................   1,500        3,675
  #*SUPERVALU, Inc........................................ 183,338    1,576,707
   *Susser Holdings Corp..................................  16,950      276,454
   *Tofutti Brands, Inc...................................     799        1,686
   #Tootsie Roll Industries, Inc..........................  22,210      622,990
  #*TreeHouse Foods, Inc..................................  30,736    1,587,207
    Tyson Foods, Inc. Class A............................. 152,540    2,678,602
   *United Natural Foods, Inc.............................  24,864    1,038,072
    United-Guardian, Inc..................................   1,621       23,748
    Universal Corp........................................  24,000      881,280
   *USANA Health Sciences, Inc............................   4,673      127,807
   #Vector Group, Ltd.....................................  13,917      243,687
    Village Super Market, Inc.............................   6,705      180,230
    Walgreen Co...........................................  33,877    1,322,558
   #Wal-Mart Stores, Inc..................................  67,078    3,535,681
    WD-40 Co..............................................   8,742      382,900
    Weis Markets, Inc.....................................  23,925      961,546
   #Whole Foods Market, Inc...............................   6,869      458,162
   *Winn-Dixie Stores, Inc................................  59,401      533,421
                                                                   ------------
Total Consumer Staples....................................          106,681,064
                                                                   ------------
Energy -- (9.6%)..........................................
  #*Abraxas Petroleum Corp................................  18,724       85,943
    Adams Resources & Energy, Inc.........................   4,112      106,090
    Alon USA Energy, Inc..................................  36,497      443,804
   *Alpha Natural Resources, Inc..........................  28,302    1,208,778
    Anadarko Petroleum Corp...............................  68,323    5,640,747
    Apache Corp...........................................  25,980    3,214,246
  #*Approach Resources, Inc...............................  25,568      663,745
    Arch Coal, Inc........................................  18,267      467,635
  #*ATP Oil & Gas Corp....................................  15,854      229,724
   *Atwood Oceanics, Inc..................................  17,835      832,894
    Baker Hughes, Inc.....................................  29,739    2,301,204
   *Barnwell Industries, Inc..............................   7,497       33,287
   *Basic Energy Services, Inc............................  38,789    1,256,376
    Berry Petroleum Corp. Class A.........................  33,301    1,909,812
   *Bill Barrett Corp.....................................  45,594    2,268,757
   *BioFuel Energy Corp...................................  35,208       13,379
   *Bolt Technology Corp..................................   7,818       98,741
  #*BPZ Resources, Inc....................................  57,271      207,321

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Energy -- (Continued)
   *Brigham Exploration Co.................................  11,562 $   367,672
   #Bristow Group, Inc.....................................  34,945   1,694,134
    Cabot Oil & Gas Corp...................................  11,100     822,288
   *Cal Dive International, Inc............................  93,326     520,759
   *Callon Petroleum Co....................................  11,278      78,608
   *Cameron International Corp.............................  17,238     964,294
   #CARBO Ceramics, Inc....................................  12,100   1,888,447
  #*Carrizo Oil & Gas, Inc.................................   8,700     334,080
  #*Cheniere Energy, Inc...................................  21,941     225,992
    Chesapeake Energy Corp.................................  83,482   2,867,607
    Chevron Corp........................................... 140,737  14,639,463
    Cimarex Energy Co......................................  13,857   1,221,079
   *Clayton Williams Energy, Inc...........................  10,200     676,464
  #*Clean Energy Fuels Corp................................  25,774     412,642
   *Cloud Peak Energy, Inc.................................   6,458     144,013
   *Cobalt International Energy, Inc.......................   2,400      29,568
   *Complete Production Services, Inc......................  33,161   1,289,300
  #*Comstock Resources, Inc................................  46,053   1,469,091
   *Concho Resources, Inc..................................  11,600   1,085,528
    ConocoPhillips......................................... 197,546  14,221,337
    Consol Energy, Inc.....................................   4,300     230,480
   *Contango Oil & Gas Co..................................  13,450     848,426
  #*Continental Resources, Inc.............................     487      33,403
   *CREDO Petroleum Corp...................................   9,336      91,493
   *Crimson Exploration, Inc...............................  41,084     129,415
    Crosstex Energy, Inc...................................  49,305     719,853
   *CVR Energy, Inc........................................  71,107   1,909,223
   *Dawson Geophysical Co..................................   7,781     308,828
    Delek US Holdings, Inc.................................  54,500     905,790
   *Delta Petroleum Corp...................................   1,301       5,633
   *Denbury Resources, Inc................................. 179,997   3,477,542
    Devon Energy Corp......................................  28,826   2,268,606
   #DHT Holdings, Inc......................................  58,664     211,190
   #Diamond Offshore Drilling, Inc.........................   3,300     223,839
   *Double Eagle Petroleum Co..............................  10,474     112,910
   *Dresser-Rand Group, Inc................................  11,100     592,962
   *Dril-Quip, Inc.........................................   7,700     542,927
   *Endeavour International Corp...........................  36,048     452,042
    Energen Corp...........................................   6,161     362,328
   *Energy Partners, Ltd...................................  37,746     642,059
   *ENGlobal Corp..........................................  25,261     101,044
   #EOG Resources, Inc.....................................  18,162   1,852,524
   *Evolution Petroleum Corp...............................  12,868      94,451
    EXCO Resources, Inc....................................  27,348     435,107
  #*Exterran Holdings, Inc.................................  59,483   1,099,246
    Exxon Mobil Corp....................................... 184,915  14,754,368
   *FieldPoint Petroleum Corp..............................   2,586       6,853
  #*FMC Technologies, Inc..................................   3,200     145,920
   *Forest Oil Corp........................................  11,992     311,792
   *FX Energy, Inc.........................................  18,960     181,258
   *General Maritime Corp..................................  40,974      44,662
   *Geokinetics, Inc.......................................  13,969      87,306
  #*GeoResources, Inc......................................  23,593     602,093
   *Global Industries, Ltd................................. 108,216     555,148
  #*GMX Resources, Inc.....................................  49,722     241,152
  #*Goodrich Petroleum Corp................................   7,952     157,688
   *Green Plains Renewable Energy, Inc.....................  35,509     388,824
   #Gulf Island Fabrication, Inc...........................  14,176     490,490
   *Gulfmark Offshore, Inc.................................  26,185   1,276,257
   *Gulfport Energy Corp...................................  25,213     919,266
  #*Harvest Natural Resources, Inc.........................  50,500     691,850

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Energy -- (Continued)
   *Helix Energy Solutions Group, Inc....................... 104,454 $2,045,209
   #Helmerich & Payne, Inc..................................  22,700  1,567,435
   *Hercules Offshore, Inc.................................. 133,678    628,287
    Hess Corp...............................................  41,588  2,851,273
   *HKN, Inc................................................  10,699     23,752
    HollyFrontier Corp......................................  68,934  5,196,934
   *Hornbeck Offshore Services, Inc.........................  25,634    713,651
   #Houston American Energy Corp............................   1,980     32,591
   *Infinity, Inc...........................................   6,600      9,108
  #*ION Geophysical Corp.................................... 101,128  1,025,438
   *James River Coal Co.....................................  23,813    451,494
   *Key Energy Services, Inc................................ 116,478  2,270,156
  #*L&L Energy, Inc.........................................   3,839     19,041
  #*Lucas Energy, Inc.......................................  13,872     37,316
    Lufkin Industries, Inc..................................  22,062  1,797,612
    Marathon Oil Corp.......................................  96,508  2,988,853
   *Marathon Petroleum Corp.................................  47,754  2,091,148
   *Matrix Service Co.......................................  26,241    365,800
   *McDermott International, Inc............................  12,791    257,994
   *McMoran Exploration Co..................................   5,808     97,807
   *Mexco Energy Corp.......................................   1,236     12,224
   *Mitcham Industries, Inc.................................  10,465    190,044
    Murphy Oil Corp.........................................  24,909  1,599,656
   *Nabors Industries, Ltd.................................. 141,649  3,740,950
    National-Oilwell, Inc...................................  52,347  4,217,598
   *Natural Gas Services Group, Inc.........................  13,910    221,308
  #*New Concept Energy, Inc.................................     228        524
   *Newfield Exploration Co.................................  15,700  1,058,494
   *Newpark Resources, Inc..................................  86,694    805,387
    Noble Energy, Inc.......................................  12,000  1,196,160
    Occidental Petroleum Corp...............................  27,600  2,709,768
    Oceaneering International, Inc..........................   7,200    311,040
   *Oil States International, Inc...........................  33,148  2,675,044
   #Overseas Shipholding Group, Inc.........................  29,609    720,683
   *OYO Geospace Corp.......................................   3,568    361,902
    Panhandle Oil & Gas, Inc................................   7,429    243,523
   *Parker Drilling Co...................................... 114,952    728,796
  #*Patriot Coal Corp.......................................  57,536  1,088,006
    Patterson-UTI Energy, Inc............................... 127,103  4,134,661
    Peabody Energy Corp.....................................   9,200    528,724
    Penn Virginia Corp......................................  36,651    480,861
   *Petrohawk Energy Corp...................................  47,240  1,804,096
  #*Petroleum Development Corp..............................  22,819    828,786
  #*PetroQuest Energy, Inc..................................  56,800    461,784
   *PHI, Inc. Non-Voting....................................  11,947    257,219
   *PHI, Inc. Voting........................................     978     20,636
   *Pioneer Drilling Co.....................................  53,375    868,411
    Pioneer Natural Resources Co............................  37,779  3,513,069
   *Plains Exploration & Production Co......................  70,251  2,740,492
   *Pyramid Oil Co..........................................   2,368     12,219
    QEP Resources, Inc......................................   9,200    403,236
  #*Quicksilver Resources, Inc..............................  18,305    259,016
   #Range Resources Corp....................................  10,900    710,244
   *REX American Resources Corp.............................  14,600    251,558
  #*Rex Energy Corp.........................................  43,676    483,493
  #*Rosetta Resources, Inc..................................  45,496  2,355,328
  #*Rowan Cos., Inc.........................................  93,148  3,648,607
  #*Royale Energy, Inc......................................   3,000     10,080
   #RPC, Inc................................................  76,125  1,798,072
  #*SandRidge Energy, Inc...................................  57,119    658,011
    Schlumberger, Ltd.......................................  18,540  1,675,460

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Energy -- (Continued)
    SEACOR Holdings, Inc..................................  19,732 $  1,980,304
  #*Seahawk Drilling, Inc.................................   4,870       20,844
   *SemGroup Corp. Class A................................  24,783      576,948
   #Ship Finance International, Ltd.......................  34,703      551,778
    SM Energy Co..........................................  31,532    2,375,936
    Southern Union Co.....................................  12,700      546,100
  #*Southwestern Energy Co................................   7,400      329,744
    Spectra Energy Corp...................................   4,800      129,696
   *Stone Energy Corp.....................................  39,584    1,284,897
  #*SulphCo, Inc..........................................   2,492           32
    Sunoco, Inc...........................................  64,540    2,623,551
   *Superior Energy Services, Inc.........................  42,705    1,771,830
   *Swift Energy Corp.....................................  34,370    1,309,497
   *Syntroleum Corp.......................................   2,427        3,252
    Teekay Corp...........................................  61,950    1,719,112
   *Tesoro Petroleum Corp................................. 126,718    3,077,980
   *Tetra Technologies, Inc...............................  65,593      844,182
   *TGC Industries, Inc...................................  17,086      125,753
   #Tidewater, Inc........................................  46,395    2,521,104
   *Toreador Resources Corp...............................   9,462       35,388
  #*Tri-Valley Corp.......................................   5,446        2,614
   *Ultra Petroleum Corp..................................   3,025      141,630
   *Union Drilling, Inc...................................  24,017      267,790
   *Unit Corp.............................................  41,554    2,493,656
  #*Uranium Energy Corp...................................   7,998       26,873
  #*USEC, Inc............................................. 117,103      399,321
   *VAALCO Energy, Inc....................................  48,246      321,318
    Valero Energy Corp.................................... 132,720    3,333,926
   *Venoco, Inc...........................................  10,122      128,651
   *Verenium Corp.........................................   1,741        2,786
  #*Voyager Oil & Gas, Inc................................   4,665       14,835
   #W&T Offshore, Inc.....................................  39,300    1,065,030
   *Warren Resources, Inc.................................  65,249      265,563
   *Weatherford International, Ltd........................  39,951      875,726
  #*Western Refining, Inc.................................  84,806    1,732,587
   *Westmoreland Coal Co..................................   2,720       41,806
   *Whiting Petroleum Corp................................  14,212      832,823
   *Willbros Group, Inc...................................  46,518      427,966
    World Fuel Services Corp..............................  27,754    1,044,383
  #*Zion Oil & Gas, Inc. (989696109)......................  14,395       50,958
  .*Zion Oil & Gas, Inc. (989995238)......................   1,257        4,550
                                                                   ------------
Total Energy..............................................          213,999,886
                                                                   ------------
Financials -- (20.3%)
   *1st Constitution Bancorp..............................   2,284       17,358
    1st Source Corp.......................................  22,569      520,215
   *1st United Bancorp, Inc...............................  25,125      148,991
   *21st Century Holding Co...............................   6,300       16,758
    Abington Bancorp, Inc.................................  28,638      283,803
    Access National Corp..................................   8,706       72,782
    ACE, Ltd..............................................  27,291    1,827,951
    Advance America Cash Advance Centers, Inc.............  59,638      420,448
   *Affiliated Managers Group, Inc........................   3,992      416,485
   *Affirmative Insurance Holdings, Inc...................   8,781       19,757
    Aflac, Inc............................................  21,967    1,011,800
   *Allegheny Corp........................................   7,260    2,391,517
    Alliance Bancorp, Inc. of Pennsylvania................   3,932       43,724
    Alliance Financial Corp...............................   4,346      139,985
   *Allied World Assurance Co. Holdings Ltd...............  41,779    2,274,867
   #Allstate Corp. (The)..................................  86,740    2,404,433
    Alterra Capital Holdings, Ltd.........................  54,581    1,189,320

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
   *Altisource Portfolio Solutions SA....................    11,202 $   379,076
  .*Amcore Financial, Inc................................    18,053          --
   *American Capital, Ltd................................   305,835   2,957,424
    American Equity Investment Life Holding Co...........    58,900     699,143
    American Express Co..................................    15,630     782,125
    American Financial Group, Inc........................   129,237   4,391,473
   *American Independence Corp...........................     3,056      16,716
   *American International Group, Inc....................     4,903     140,716
    American National Bankshares, Inc....................     5,991     111,972
    American National Insurance Co.......................    21,779   1,632,118
   *American River Bankshares............................     4,649      27,801
   *American Safety Insurance Holdings, Ltd..............    10,302     193,162
   *American Spectrum Realty, Inc........................       400       6,704
    Ameriprise Financial, Inc............................    52,679   2,849,934
   *Ameris Bancorp.......................................    22,527     227,973
   *AMERISAFE, Inc.......................................    18,400     395,784
   *AmeriServe Financial, Inc............................    17,822      39,387
    AmTrust Financial Services, Inc......................    50,689   1,176,999
  #*Anchor Bancorp Wisconsin, Inc........................       402         265
   *Ante5, Inc...........................................     4,665       4,693
    AON Corp.............................................    21,179   1,019,133
   *Arch Capital Group, Ltd..............................    79,134   2,674,729
    Argo Group International Holdings, Ltd...............    30,177     887,204
   #Arrow Financial Corp.................................    10,659     256,882
   *Aspen Insurance Holdings, Ltd........................    67,468   1,747,421
   *Asset Acceptance Capital Corp........................    28,846     142,499
    Associated Banc-Corp.................................   150,251   2,050,926
    Assurant, Inc........................................    69,574   2,478,226
    Assured Guaranty, Ltd................................    83,333   1,179,162
    Asta Funding, Inc....................................    12,656      99,603
   #Astoria Financial Corp...............................    97,621   1,137,285
    Atlantic American Corp...............................     5,179      10,306
   *Atlantic Coast Financial Corp........................     1,357       7,409
    Auburn National Bancorporation, Inc..................     1,260      24,772
   *Avatar Holdings, Inc.................................    11,482     175,675
    Axis Capital Holdings, Ltd...........................    72,090   2,297,508
    Baldwin & Lyons, Inc.................................     1,285      33,012
    Baldwin & Lyons, Inc. Class B........................    10,201     247,170
    BancFirst Corp.......................................    13,266     505,965
    Bancorp Rhode Island, Inc............................     4,501     197,459
   *Bancorp, Inc.........................................    28,458     256,122
   #BancorpSouth, Inc....................................    67,706     916,739
   *BancTrust Financial Group, Inc.......................    12,317      29,191
    Bank Mutual Corp.....................................    46,438     172,285
    Bank of America Corp................................. 1,252,365  12,160,464
    Bank of Commerce Holdings............................     5,415      21,822
  .*Bank of Florida Corp.................................     7,291          --
   *Bank of Granite Corp.................................     1,987       1,609
   #Bank of Hawaii Corp..................................    16,030     718,304
    Bank of Kentucky Financial Corp......................     4,536     108,320
   *Bank of Montreal.....................................    19,166   1,204,391
   #Bank of New York Mellon Corp. (The)..................   168,407   4,228,700
   #Bank of the Ozarks, Inc..............................    14,210     738,210
   *BankAtlantic Bancorp, Inc............................    30,620      31,539
    BankFinancial Corp...................................    26,672     217,377
    Banner Corp..........................................     5,750     106,490
    Bar Harbor Bankshares................................     3,701     105,441
    BB&T Corp............................................    93,161   2,392,374
    BCB Bancorp, Inc.....................................     7,110      78,423
   *BCSB Bancorp, Inc....................................     1,346      18,198
    Beacon Federal Bancorp, Inc..........................     4,497      62,733

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
   *Beneficial Mutual Bancorp, Inc..........................  68,348 $  535,165
   *Berkshire Bancorp, Inc..................................   2,025     12,879
    Berkshire Hills Bancorp, Inc............................  20,640    452,429
   #BGC Partners, Inc. Class A..............................   3,900     31,941
    BlackRock, Inc..........................................  12,539  2,237,710
   *BNCCORP, Inc............................................     700      1,522
   *BofI Holding, Inc.......................................   9,915    138,760
    BOK Financial Corp......................................  13,627    742,126
    Boston Private Financial Holdings, Inc..................  74,865    518,814
    Bridge Bancorp, Inc.....................................   3,509     73,128
   *Bridge Capital Holdings.................................   6,364     71,404
   #Brookline Bancorp, Inc..................................  59,035    504,749
   #Brooklyn Federal Bancorp, Inc...........................   6,039      5,012
    Brown & Brown, Inc......................................  46,515  1,014,492
    Bryn Mawr Bank Corp.....................................  12,116    243,774
    C&F Financial Corp......................................   1,936     41,624
    Calamos Asset Management, Inc...........................  19,256    262,267
    California First National Bancorp.......................   6,388     99,142
   *Camco Financial Corp....................................   3,400      5,474
    Camden National Corp....................................   7,338    234,596
  #*Cape Bancorp, Inc.......................................   3,932     37,000
   *Capital Bank Corp.......................................   4,254     12,677
    Capital City Bank Group, Inc............................  15,643    161,279
    Capital One Financial Corp..............................  62,319  2,978,848
    Capital Properties, Inc.................................     154      1,433
   .Capital Properties, Inc. Class B........................     154         --
    Capital Southwest Corp..................................   3,530    331,502
    CapitalSource, Inc...................................... 272,381  1,759,581
    Capitol Federal Financial, Inc.......................... 100,345  1,147,947
    Cardinal Financial Corp.................................  29,059    311,803
   *Carolina Bank Holdings, Inc.............................   1,000      2,400
    Carrollton Bancorp......................................     627      2,179
   #Carver Bancorp, Inc.....................................     500        280
    Cash America International, Inc.........................  25,410  1,421,944
    Cathay General Bancorp..................................  77,355  1,072,140
   *CB Richard Ellis Group, Inc.............................   2,800     61,040
    Center Bancorp, Inc.....................................  15,681    157,437
   *Center Financial Corp...................................  36,819    226,805
    CenterState Banks of Florida, Inc.......................  22,201    144,973
    Central Bancorp, Inc....................................     618     12,570
   *Central Pacific Financial Corp..........................   2,484     33,484
  #*Central Virginia Bankshares, Inc........................   1,374      1,511
  #*Centrue Financial Corp..................................   3,001        900
    Century Bancorp, Inc. Class A...........................   2,971     80,306
    CFS Bancorp, Inc........................................   1,879     10,635
    Charter Financial Corp..................................     243      2,355
    Chemical Financial Corp.................................  25,493    483,602
   *Chicopee Bancorp, Inc...................................   5,278     74,842
    Chubb Corp..............................................  45,208  2,824,596
   #Cincinnati Financial Corp...............................  97,478  2,664,074
   *CIT Group, Inc..........................................  91,356  3,630,487
    Citigroup, Inc.......................................... 176,896  6,782,193
   *Citizens Community Bancorp, Inc.........................   3,663     22,234
   *Citizens First Corp.....................................   1,000      7,480
    Citizens Holding Co.....................................   2,106     39,951
   *Citizens Republic Bancorp, Inc..........................     955      8,776
    Citizens South Banking Corp.............................   6,693     27,508
   *Citizens, Inc...........................................  47,115    324,151
   #City Holding Co.........................................  15,076    471,427
   #City National Corp......................................  32,034  1,719,585
    CKX Lands, Inc..........................................   1,400     18,116

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    Clifton Savings Bancorp, Inc............................  24,937 $  253,111
    CME Group, Inc..........................................   9,019  2,608,205
    CNA Financial Corp...................................... 130,586  3,596,338
    CNB Financial Corp......................................   6,557     90,552
   *CNO Financial Group, Inc................................ 244,033  1,793,643
    CoBiz Financial, Inc....................................  36,390    223,798
    Codorus Valley Bancorp, Inc.............................   1,838     18,748
   #Cohen & Steers, Inc.....................................   5,916    233,859
   *Colonial Financial Services, Inc........................   2,614     32,074
   *Colony Bankcorp, Inc....................................   3,099      8,646
   #Columbia Banking System, Inc............................  38,087    670,712
   *Comerica, Inc........................................... 109,515  3,507,771
    Commerce Bancshares, Inc................................  21,382    874,738
    Commercial National Financial Corp......................   1,413     27,144
  #*Commonwealth Bankshares, Inc............................   5,988      2,275
   #Community Bank System, Inc..............................  35,275    887,519
   *Community Capital Corp..................................   3,397     10,836
    Community Trust Bancorp, Inc............................  14,949    405,417
   *Community West Bancshares...............................   2,000      6,730
   *CompuCredit Holdings Corp...............................  31,176     93,216
    Consolidated-Tokoma Land Co.............................   5,661    165,188
   *Consumer Portfolio Services, Inc........................   8,702      9,137
  #*Cowen Group, Inc........................................  55,394    218,806
    Crawford & Co. Class A..................................  28,328    142,773
    Crawford & Co. Class B..................................  14,555    104,505
   *Credit Acceptance Corp..................................  11,355    900,565
   *Crescent Financial Corp.................................   5,290     21,160
   #Cullen Frost Bankers, Inc...............................  27,811  1,498,457
   #CVB Financial Corp......................................  89,633    868,544
    Delphi Financial Group, Inc. Class A....................  48,724  1,311,650
    Diamond Hill Investment Group, Inc......................     900     69,903
    Dime Community Bancshares, Inc..........................  35,346    496,611
    Discover Financial Services............................. 102,363  2,621,516
  #*Dollar Financial Corp...................................  30,420    657,376
    Donegal Group, Inc. Class A.............................  20,351    244,619
    Donegal Group, Inc. Class B.............................   3,821     80,165
   *Doral Financial Corp....................................  15,659     27,403
    Duff & Phelps Corp......................................  16,659    189,746
   *E*Trade Financial Corp.................................. 221,367  3,515,308
    Eagle Bancorp Montana, Inc..............................     514      5,423
    East West Bancorp, Inc.................................. 117,718  2,184,846
    Eastern Insurance Holdings, Inc.........................   8,565    114,600
    Eastern Virginia Bankshares, Inc........................   2,937      8,958
   #Eaton Vance Corp........................................   1,900     50,958
    ECB Bancorp, Inc........................................   1,170     15,222
    Edelman Financial Group, Inc............................  24,395    186,134
  #*eHealth, Inc............................................  21,726    281,352
    EMC Insurance Group, Inc................................  12,118    226,243
    Employers Holdings, Inc.................................  38,659    574,473
   *Encore Bancshares, Inc..................................   9,914    118,869
   *Encore Capital Group, Inc...............................  22,716    621,283
    Endurance Specialty Holdings, Ltd.......................  60,188  2,452,059
   *Enstar Group, Ltd.......................................  11,802  1,246,763
    Enterprise Bancorp, Inc.................................   5,477     87,577
    Enterprise Financial Services Corp......................  15,599    217,606
    Epoch Holding Corp......................................   7,601    147,459
    Erie Indemnity Co.......................................  10,793    795,444
    ESB Financial Corp......................................  13,019    174,194
    ESSA Bancorp, Inc.......................................  17,135    197,052
    Evans Bancorp, Inc......................................   2,412     33,213
    Evercore Partners, Inc. Class A.........................   5,577    158,554

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    Everest Re Group, Ltd...................................  28,193 $2,315,209
   *EZCORP, Inc.............................................  25,874    861,087
   #F.N.B. Corp............................................. 119,804  1,198,040
   *Farmers Capital Bank Corp...............................   5,212     27,624
    FBL Financial Group, Inc. Class A.......................  28,682    902,909
    Federal Agricultural Mortgage Corp......................   8,629    174,306
    Federal Agricultural Mortgage Corp. Class A.............     364      5,171
   #Federated Investors, Inc. Class B.......................   3,300     70,521
    Fidelity Bancorp, Inc...................................     628      7,071
   #Fidelity National Financial, Inc........................ 180,751  2,946,241
  #*Fidelity Southern Corp..................................   8,827     59,847
    Fifth Third Bancorp..................................... 243,894  3,085,259
    Financial Institutions, Inc.............................  10,498    176,051
   *First Acceptance Corp...................................  27,407     45,496
    First Advantage Bancorp.................................   2,902     37,320
    First American Financial Corp...........................  71,726  1,146,899
    First Bancorp...........................................  15,597    153,630
    First Bancorp of Indiana, Inc...........................     200      1,823
   #First Bancorp, Inc......................................   9,086    133,837
   *First Bancshares, Inc...................................     700      4,725
    First Bancshares, Inc. (The)............................     222      2,200
   #First Busey Corp........................................  77,486    402,152
    First Business Financial Services, Inc..................   2,134     29,897
   *First California Financial Group, Inc...................  25,916     94,853
   *First Cash Financial Services, Inc......................  10,705    463,205
    First Citizens BancShares, Inc..........................   8,277  1,490,853
    First Commonwealth Financial Corp.......................  98,552    506,557
    First Community Bancshares, Inc.........................  16,040    201,944
   *First Defiance Financial Corp...........................   8,292    121,561
  #*First Federal Bancshares of Arkansas, Inc...............   5,224     31,605
   *First Federal of Northern Michigan Bancorp, Inc.........     800      3,072
   #First Financial Bancorp.................................  52,700    843,727
   #First Financial Bankshares, Inc.........................  17,754    572,211
    First Financial Corp....................................  12,800    423,552
    First Financial Holdings, Inc...........................  15,073    125,257
   *First Financial Northwest, Inc..........................  16,619     81,599
   *First Financial Service Corp............................   1,670      5,010
   #First Horizon National Corp............................. 218,289  1,962,418
    First Interstate Bancsystem, Inc........................   1,915     25,623
    First M&F Corp..........................................   5,935     23,977
  #*First Marblehead Corp. (The)............................  14,664     24,196
  #*First Mariner Bancorp, Inc..............................   1,155        578
    First Merchants Corp....................................  24,403    218,407
    First Midwest Bancorp, Inc..............................  70,924    845,414
    First Niagara Financial Group, Inc...................... 287,675  3,524,019
    First Pactrust Bancorp, Inc.............................   8,794    130,151
   *First Place Financial Corp..............................  19,510     14,828
   *First Security Group, Inc...............................  10,394      4,781
    First South Bancorp, Inc................................   7,807     33,960
   #First United Corp.......................................   3,697     18,522
    First West Virginia Bancorp, Inc........................     766     11,881
    Firstbank Corp..........................................   5,196     30,656
   *FirstCity Financial Corp................................   7,369     52,173
   #FirstMerit Corp.........................................  90,913  1,328,239
   *Flagstar Bancorp, Inc...................................   1,720      1,256
    Flagstone Reinsurance Holdings SA.......................  69,584    619,993
    Flushing Financial Corp.................................  31,014    382,092
  #*Forest City Enterprises, Inc. Class A...................  48,105    866,371
   *Forest City Enterprises, Inc. Class B...................   7,404    132,532
   *Forestar Group, Inc.....................................  33,464    545,463
    Fox Chase Bancorp, Inc..................................  19,610    262,186

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
  #*FPIC Insurance Group, Inc...............................  13,954 $  582,161
    Franklin Resources, Inc.................................   4,267    541,738
   #Fulton Financial Corp................................... 166,581  1,690,797
    GAINSCO, Inc............................................   1,497     12,612
    Gallagher (Arthur J.) & Co..............................  11,866    333,672
    GAMCO Investors, Inc....................................   3,757    181,726
   *Genworth Financial, Inc. Class A........................ 237,177  1,973,313
    German American Bancorp, Inc............................  12,000    201,240
    GFI Group, Inc.......................................... 104,019    472,246
    Glacier Bancorp, Inc....................................  69,511    913,375
   *Gleacher & Co., Inc.....................................  66,170    113,151
   *Global Indemnity P.L.C..................................  16,525    344,216
    Goldman Sachs Group, Inc. (The).........................  43,159  5,825,170
   #Great Southern Bancorp, Inc.............................  12,928    236,065
   *Greene Bancshares, Inc..................................  11,638     30,026
   #Greenhill & Co., Inc....................................   3,600    158,544
   *Greenlight Capital Re, Ltd..............................  29,335    726,335
   *Guaranty Bancorp........................................  14,835     20,621
   *Guaranty Federal Bancshares, Inc........................   1,886      9,581
   *Hallmark Financial Services, Inc........................  22,381    150,848
    Hampden Bancorp, Inc....................................   4,725     62,654
  #*Hampton Roads Bankshares, Inc...........................     280      2,041
    Hancock Holding Co......................................  76,088  2,507,100
   *Hanmi Financial Corp....................................  27,952     29,629
    Hanover Insurance Group, Inc............................  50,046  1,812,166
    Harleysville Group, Inc.................................  26,286    794,363
    Harleysville Savings Financial Corp.....................   2,920     44,267
   *Harris & Harris Group, Inc..............................  29,482    150,358
   #Hartford Financial Services Group, Inc.................. 180,549  4,228,458
    Hawthorn Bancshares, Inc................................   1,958     13,549
    HCC Insurance Holdings, Inc.............................  95,295  2,871,238
    Heartland Financial USA, Inc............................  15,013    240,959
   *Heritage Commerce Corp..................................  19,373     96,671
    Heritage Financial Corp.................................  11,129    145,011
    Heritage Financial Group, Inc...........................   5,663     66,710
    HF Financial Corp.......................................   4,200     43,218
   *HFF, Inc................................................   6,127     92,518
   *Hilltop Holdings, Inc...................................  52,479    459,191
    Hingham Institution for Savings.........................     742     40,068
   *HMN Financial, Inc......................................   1,450      3,487
   *Home Bancorp, Inc.......................................   6,682     97,424
   #Home Bancshares, Inc....................................  24,593    579,657
    Home Federal Bancorp, Inc...............................  18,329    195,937
    Homeowners Choice, Inc..................................   3,507     23,357
    HopFed Bancorp, Inc.....................................   2,164     17,507
    Horace Mann Educators Corp..............................  38,703    563,516
    Horizon Bancorp.........................................   2,338     64,505
  #*Horizon Financial Corp..................................   6,509         45
    Hudson City Bancorp, Inc................................ 123,178  1,016,218
    Hudson Valley Holding Corp..............................  14,133    303,577
    Huntington Bancshares, Inc.............................. 423,269  2,558,661
    IBERIABANK Corp.........................................  26,803  1,366,149
   *ICG Group, Inc..........................................  33,619    371,490
    Independence Holding Co.................................  13,646    122,541
   *Independent Bank Corp. (45383609).......................   7,338     15,997
   #Independent Bank Corp. (453836108)......................  20,117    534,106
    Indiana Community Bancorp...............................   2,971     50,418
    Infinity Property & Casualty Corp.......................  13,328    675,330
    Interactive Brokers Group, Inc..........................  41,789    632,685
   *IntercontinentalExchange, Inc...........................   5,100    628,830
   *Intergroup Corp. (The)..................................     235      5,685

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
   #International Bancshares Corp..........................  64,005 $ 1,076,564
   *Intervest Bancshares Corp..............................  18,510      63,304
  #*INTL FCStone, Inc......................................  17,621     404,931
    Invesco, Ltd........................................... 224,753   4,985,022
   *Investment Technology Group, Inc.......................  38,795     472,135
   *Investors Bancorp, Inc................................. 113,113   1,565,484
   *Investors Capital Holdings, Ltd........................   4,038      22,169
    Investors Title Co.....................................   1,518      57,836
   #Janus Capital Group, Inc...............................  62,496     527,466
   #Jefferies Group, Inc...................................  22,500     425,475
   *Jefferson Bancshares, Inc..............................   2,270       7,343
    JMP Group, Inc.........................................  20,655     151,608
    Jones Lang LaSalle, Inc................................   6,476     551,237
    JPMorgan Chase & Co.................................... 539,281  21,813,916
    Kaiser Federal Financial Group, Inc....................   9,050     115,568
    KBW, Inc...............................................  27,097     463,359
    Kearny Financial Corp..................................  56,949     533,612
   #Kennedy-Wilson Holdings, Inc...........................   3,139      37,794
    Kentucky First Federal Bancorp.........................   2,320      20,857
    KeyCorp................................................ 471,203   3,788,472
  #*Knight Capital Group, Inc..............................  52,168     590,020
    Lake Shore Bancorp, Inc................................     235       2,420
   #Lakeland Bancorp, Inc..................................  24,962     248,372
    Lakeland Financial Corp................................  16,387     369,527
    Landmark Bancorp, Inc..................................   1,734      27,519
    Legg Mason, Inc........................................  75,470   2,220,327
   #Leucadia National Corp.................................  55,423   1,866,092
   #Life Partners Holdings, Inc............................   8,447      41,390
   #Lincoln National Corp.................................. 152,570   4,043,105
    LNB Bancorp, Inc.......................................   7,746      39,737
    Loews Corp.............................................  67,067   2,673,961
   *Louisiana Bancorp, Inc.................................   3,003      48,213
   *LSB Financial Corp.....................................     426       6,667
    M&T Bank Corp..........................................  38,311   3,303,941
  #*Macatawa Bank Corp.....................................  29,752      88,661
   *Magyar Bancorp, Inc....................................   1,971       8,239
    Maiden Holdings, Ltd...................................  63,224     586,086
    MainSource Financial Group, Inc........................  19,290     178,240
    Malvern Federal Bancorp, Inc...........................     225       1,621
   *Markel Corp............................................   5,368   2,149,455
    MarketAxess Holdings, Inc..............................  31,222     815,831
   *Marlin Business Services Corp..........................  12,062     150,534
    Marsh & McLennan Cos., Inc.............................  24,200     713,658
   *Maui Land & Pineapple Co., Inc.........................   4,186      21,725
    Mayflower Bancorp, Inc.................................     500       4,400
    MB Financial, Inc......................................  52,827   1,066,577
  #*MBIA, Inc.............................................. 250,743   2,306,836
  #*MBT Financial Corp.....................................   9,522      12,950
    MCG Capital Corp.......................................  76,667     427,035
   #Meadowbrook Insurance Group, Inc.......................  73,592     691,765
    Medallion Financial Corp...............................  17,364     161,138
  #*Mercantile Bancorp, Inc................................   3,683       2,762
   *Mercantile Bank Corp...................................   7,190      70,822
    Merchants Bancshares, Inc..............................   6,350     167,894
    Mercury General Corp...................................  42,272   1,569,982
   *Meridian Interstate Bancorp, Inc.......................  15,648     209,370
    Meta Financial Group, Inc..............................   2,041      44,412
    MetLife, Inc........................................... 141,103   5,814,855
   *Metro Bancorp, Inc.....................................  12,811     146,942
   *MetroCorp Bancshares, Inc..............................   6,690      43,418
  #*MF Global Holdings, Ltd................................ 127,866     942,372

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
   *MGIC Investment Corp.................................... 128,609 $  511,864
    MicroFinancial, Inc.....................................   9,680     57,790
    Mid Penn Bancorp, Inc...................................     778      6,753
    MidSouth Bancorp, Inc...................................   8,463    114,504
  .*Midwest Banc Holdings, Inc..............................  11,394         --
    MidWestOne Financial Group, Inc.........................   6,846    100,020
    Montpelier Re Holdings, Ltd.............................  66,812  1,153,175
    Morgan Stanley.......................................... 185,483  4,126,997
    MSB Financial Corp......................................     600      3,252
   *MSCI, Inc...............................................     252      8,943
    MutualFirst Financial, Inc..............................   5,151     46,050
  #*Nara Bancorp, Inc.......................................  36,200    290,686
   *NASDAQ OMX Group, Inc. (The)............................ 117,730  2,833,761
  #*National Financial Partners Corp........................  42,075    476,710
   #National Interstate Corp................................  17,919    401,565
   #National Penn Bancshares, Inc........................... 136,898  1,100,660
    National Security Group, Inc............................     419      4,743
    National Western Life Insurance Co. Class A.............   2,305    394,916
   *Naugatuck Valley Financial Corp.........................     989      8,060
   *Navigators Group, Inc. (The)............................  17,189    810,289
    NBT Bancorp, Inc........................................  30,887    680,749
    Nelnet, Inc. Class A....................................  35,355    712,757
   *New Century Bancorp, Inc................................   2,187      9,317
    New England Bancshares, Inc.............................   4,895     47,139
    New Hampshire Thrift Bancshares, Inc....................   4,833     63,409
    New Westfield Financial, Inc............................  30,443    246,588
   #New York Community Bancorp, Inc......................... 148,866  2,014,157
   *NewBridge Bancorp.......................................  12,686     61,020
   *Newport Bancorp, Inc....................................     641      8,852
   *NewStar Financial, Inc..................................  47,763    508,198
   *Nicholas Financial, Inc.................................   3,417     41,722
   *North Valley Bancorp....................................     460      4,936
    Northeast Bancorp.......................................     118      1,612
    Northeast Community Bancorp, Inc........................   9,104     60,633
   #Northern Trust Corp.....................................  15,311    687,540
   #Northfield Bancorp, Inc.................................  41,001    561,714
    Northrim Bancorp, Inc...................................   5,792    114,334
    Northwest Bancshares, Inc............................... 105,107  1,291,765
    Norwood Financial Corp..................................   1,492     39,717
    NYSE Euronext, Inc...................................... 132,257  4,425,319
    Ocean Shore Holding Co..................................   6,104     74,225
    OceanFirst Financial Corp...............................  17,835    239,881
   *Ocwen Financial Corp....................................  95,524  1,231,304
    Ohio Valley Banc Corp...................................   2,002     34,675
    Old National Bancorp....................................  89,769    915,644
    Old Republic International Corp......................... 214,929  2,243,859
  #*Old Second Bancorp, Inc.................................  11,059     14,045
   *OmniAmerican Bancorp, Inc...............................   9,672    141,598
    OneBeacon Insurance Group, Ltd..........................  25,045    319,073
    Oppenheimer Holdings, Inc. Class A......................   7,365    190,606
    optionsXpress Holdings, Inc.............................  18,154    274,125
    Oriental Financial Group, Inc...........................  28,293    351,399
    Oritani Financial Corp..................................  56,179    726,956
    Osage Bancshares, Inc...................................   1,700     13,617
  #*Pacific Capital Bancorp.................................   7,375    221,102
    Pacific Continental Corp................................  17,305    170,281
  #*Pacific Mercantile Bancorp..............................   8,508     38,711
   *Pacific Premier Bancorp, Inc............................   4,508     29,753
   #PacWest Bancorp.........................................  30,167    598,815
   *Park Bancorp, Inc.......................................     200        619
   #Park National Corp......................................  13,292    819,319

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    Parkvale Financial Corp.................................   4,861 $  103,248
    PartnerRe, Ltd..........................................  37,797  2,525,596
  #*Patriot National Bancorp................................   1,500      3,225
    Peapack-Gladstone Financial Corp........................   8,268     92,767
    Penns Woods Bancorp, Inc................................   3,876    137,714
  #*Penson Worldwide, Inc...................................  24,996     76,488
    Peoples Bancorp of North Carolina.......................   3,297     19,782
    Peoples Bancorp, Inc. (709788202).......................   1,500     24,555
    Peoples Bancorp, Inc. (709789101).......................   9,895    118,047
    People's United Financial, Inc.......................... 187,704  2,380,087
   *PHH Corp................................................  54,574  1,023,808
  #*Phoenix Cos., Inc. (The)................................ 153,004    367,210
   *PICO Holdings, Inc......................................  22,005    600,957
    Pinnacle Bancshares, Inc................................     200      1,000
  #*Pinnacle Financial Partners, Inc........................  30,559    466,025
  #*Piper Jaffray Cos., Inc.................................  20,441    602,601
    Platinum Underwriters Holdings, Ltd.....................  38,752  1,331,131
  #*PMI Group, Inc. (The)...................................  87,590     87,590
    PNC Financial Services Group, Inc.......................  70,521  3,828,585
   *Popular, Inc............................................ 573,111  1,375,466
    Porter Bancorp, Inc.....................................   6,860     31,213
  #*Portfolio Recovery Associates, Inc......................  14,500  1,173,485
   *Preferred Bank..........................................   1,620     14,807
   *Premier Financial Bancorp, Inc..........................   3,185     22,996
    Presidential Life Corp..................................   5,366     60,958
    Primerica, Inc..........................................  23,151    500,525
   *Primus Guaranty, Ltd....................................  16,352    103,181
   *Princeton National Bancorp, Inc.........................   2,474     12,617
    Principal Financial Group, Inc.......................... 154,218  4,261,043
    PrivateBancorp, Inc.....................................  71,173    839,130
   *ProAssurance Corp.......................................  26,388  1,837,924
    Progressive Corp........................................  29,276    576,152
    Prosperity Bancshares, Inc..............................  42,700  1,773,331
    Protective Life Corp....................................  74,813  1,590,524
  #*Providence Community Bancshares, Inc....................     300        164
    Provident Financial Holdings, Inc.......................   9,638     81,827
   #Provident Financial Services, Inc.......................  59,308    822,009
    Provident New York Bancorp..............................  42,292    318,882
    Prudential Bancorp, Inc. of Pennsylvania................   5,398     30,067
    Prudential Financial, Inc...............................  64,951  3,811,325
   *PSB Holdings, Inc.......................................   3,252     16,488
   #Pulaski Financial Corp..................................  10,937     78,309
    Pzena Investment Management, Inc. Class A...............   2,844     16,893
    QC Holdings, Inc........................................  12,392     56,631
    QCR Holdings, Inc.......................................     309      3,019
   #Radian Group, Inc....................................... 128,091    406,048
    Raymond James Financial, Inc............................  30,108    956,230
    Regions Financial Corp.................................. 595,355  3,625,712
    Reinsurance Group of America, Inc.......................  59,129  3,441,899
    RenaissanceRe Holdings, Ltd.............................  45,780  3,185,830
    Renasant Corp...........................................  25,167    385,055
    Republic Bancorp, Inc. Class A..........................  15,837    286,808
   *Republic First Bancorp, Inc.............................  20,713     43,912
    Resource America, Inc...................................  17,609    103,365
   *Riverview Bancorp, Inc..................................  12,985     39,345
   #RLI Corp................................................  20,135  1,271,525
    Rockville Financial, Inc................................  28,505    289,326
   *Rodman & Renshaw Capital Group, Inc.....................  14,000     21,420
    Roma Financial Corp.....................................  25,930    253,336
  #*Royal Bancshares of Pennsylvania, Inc. Class A..........   6,447      7,736
   *Rurban Financial Corp...................................   3,194      9,901

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
   #S&T Bancorp, Inc........................................  26,343 $  501,044
    S.Y. Bancorp, Inc.......................................  13,163    298,932
   *Safeguard Scientifics, Inc..............................  20,453    372,449
    Safety Insurance Group, Inc.............................  16,093    653,376
    Salisbury Bancorp, Inc..................................     856     19,542
    Sandy Spring Bancorp, Inc...............................  23,025    411,457
   *Savannah Bancorp, Inc. (The)............................   3,131     23,169
    SCBT Financial Corp.....................................  12,054    352,941
    SeaBright Holdings, Inc.................................  20,549    186,790
   *Seacoast Banking Corp. of Florida.......................  24,205     38,244
   *Security National Financial Corp. Class A...............   1,941      2,717
    SEI Investments Co......................................  12,664    250,494
    Selective Insurance Group, Inc..........................  52,461    859,836
    Shore Bancshares, Inc...................................   4,929     30,363
    SI Financial Group, Inc.................................   6,019     61,093
   *Siebert Financial Corp..................................   9,393     14,653
    Sierra Bancorp..........................................  11,763    135,510
  #*Signature Bank..........................................  17,500  1,035,300
    Simmons First National Corp.............................  16,636    401,926
    SLM Corp................................................  30,766    479,642
    Somerset Hills Bancorp..................................   1,743     14,484
    South Street Financial Corp.............................     400      1,900
   *Southcoast Financial Corp...............................   4,336     11,490
   *Southern Community Financial Corp.......................   7,908     11,862
   *Southern Connecticut Bancorp, Inc.......................     700      2,030
   *Southern First Bancshares, Inc..........................   2,336     22,893
    Southern Missouri Bancorp, Inc..........................   1,465     31,563
   *Southern National Bancorp of Virginia, Inc..............     712      4,984
   #Southside Bancshares, Inc...............................  16,254    322,317
   *Southwest Bancorp, Inc..................................  17,597    109,101
    Southwest Georgia Financial Corp........................   1,854     13,924
  #*St. Joe Co. (The).......................................  42,478    752,285
   #StanCorp Financial Group, Inc...........................  42,203  1,403,672
   #State Auto Financial Corp...............................  38,579    639,640
    State Bancorp, Inc......................................  15,148    196,924
    State Street Corp.......................................  67,327  2,792,051
    StellarOne Corp.........................................  21,716    270,147
    Sterling Bancorp........................................  29,596    279,682
   *Sterling Financial Corp.................................     211      3,659
   #Stewart Information Services Corp.......................  16,791    177,985
   *Stifel Financial Corp...................................  24,394    925,996
   *Stratus Properties, Inc.................................   6,580     93,304
   #Suffolk Bancorp.........................................   7,941     96,245
    Summit State Bank.......................................   1,156      7,549
  #*Sun Bancorp, Inc........................................  24,605     76,768
    SunTrust Banks, Inc.....................................  70,003  1,714,373
   *Superior Bancorp........................................   4,784         31
   #Susquehanna Bancshares, Inc............................. 126,972    956,099
   *Sussex Bancorp..........................................   1,590     10,160
   *SVB Financial Group.....................................  20,541  1,253,412
    SWS Group, Inc..........................................  23,777    129,585
    Symetra Financial Corp..................................  26,895    337,801
    Synovus Financial Corp.................................. 625,139  1,144,004
    T. Rowe Price Group, Inc................................   5,200    295,360
   *Taylor Capital Group, Inc...............................  12,956    102,871
   #TCF Financial Corp......................................  81,340  1,034,645
   #TD Ameritrade Holding Corp..............................  17,749    325,872
    Teche Holding Co........................................   1,486     48,830
   *Tejon Ranch Co..........................................  13,502    433,279
   *Tennessee Commerce Bancorp, Inc.........................   8,968     13,452
    Territorial Bancorp, Inc................................  12,058    251,771

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
   #Teton Advisors, Inc....................................      39 $       824
  #*Texas Capital Bancshares, Inc..........................  32,200     880,026
    TF Financial Corp......................................   2,029      40,752
   *TFS Financial Corp.....................................  33,810     319,166
   *Thomas Properties Group, Inc...........................  53,749     174,684
   *TIB Financial Corp.....................................     212       2,756
   *Tidelands Bancshares, Inc..............................   2,183         443
   *TierOne Corp...........................................   4,800          19
   *Timberland Bancorp, Inc................................   3,941      22,030
   #Tompkins Financial Corp................................  10,100     408,040
    Torchmark Corp.........................................  58,368   2,357,484
    Tower Bancorp, Inc.....................................  10,546     279,364
   *Tower Financial Corp...................................   1,403      11,617
   #Tower Group, Inc.......................................  40,100     916,686
   #TowneBank..............................................  24,285     317,162
    Transatlantic Holdings, Inc............................  53,392   2,734,204
    Travelers Cos., Inc. (The).............................  73,100   4,030,003
   *Tree.com, Inc..........................................  10,103      56,274
   #TriCo Bancshares.......................................  14,841     219,944
    Trustco Bank Corp......................................  73,232     338,332
   #Trustmark Corp.........................................  63,356   1,380,527
    U.S. Bancorp........................................... 133,434   3,477,290
    UMB Financial Corp.....................................  34,407   1,427,890
   #Umpqua Holdings Corp................................... 111,496   1,266,595
    Union Bankshares, Inc..................................   2,000      39,700
    Union First Market Bankshares Corp.....................  19,558     243,497
    United Bancshares, Inc. (909458101)....................   2,040      19,237
   #United Bancshares, Inc. (909907107)....................  36,918     880,863
    United Community Bancorp...............................   1,512       8,301
   *United Community Banks, Inc............................   6,119      66,881
   *United Community Financial Corp........................   7,148       8,006
    United Financial Bancorp, Inc..........................  17,480     272,513
    United Fire & Casualty Co..............................  30,811     528,409
    United Security Bancshares, Inc. (911459105)...........     600       3,930
   *United Security Bancshares, Inc. (911460103)...........   9,666      30,350
    Unitrin, Inc...........................................  67,798   1,909,870
   *Unity Bancorp, Inc.....................................   5,781      38,848
   #Universal Insurance Holdings, Inc......................  39,088     166,906
    Univest Corp. of Pennsylvania..........................  16,318     242,649
   #Unum Group............................................. 203,475   4,962,755
    Validus Holdings, Ltd..................................  83,410   2,217,872
   #Valley National Bancorp................................  47,063     618,878
    ViewPoint Financial Group..............................  42,834     557,699
   *Virginia Commerce Bancorp, Inc.........................  26,546     169,098
   *Virtus Investment Partners, Inc........................     595      46,743
    VIST Financial Corp....................................   4,524      28,682
    VSB Bancorp, Inc.......................................     170       1,974
  #*Waccamaw Bankshares, Inc...............................   1,170         807
    Waddell & Reed Financial, Inc..........................   6,316     231,797
    Washington Banking Co..................................  14,908     193,357
    Washington Federal, Inc................................ 102,221   1,728,557
    Washington Trust Bancorp, Inc..........................  15,674     357,054
   *Waterstone Financial, Inc..............................  24,001      60,483
    Wayne Savings Bancshares, Inc..........................   1,484      12,718
    Webster Financial Corp.................................  79,348   1,620,286
    Wells Fargo & Co....................................... 413,874  11,563,640
    WesBanco, Inc..........................................  26,296     540,383
    West Bancorporation, Inc...............................  16,775     167,247
   *West Coast Bancorp.....................................  14,978     243,842
    Westamerica Bancorporation.............................   7,786     365,397
   *Western Alliance Bancorp...............................  51,891     364,794

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
 Financials -- (Continued)
     Westwood Holdings Group, Inc.........................   2,440 $     91,939
     White Mountains Insurance Group, Ltd.................   7,031    2,962,793
     White River Capital, Inc.............................   2,804       53,612
    *Wilshire Bancorp, Inc................................  27,788       91,700
    #Wintrust Financial Corp..............................  34,590    1,182,286
   #*World Acceptance Corp................................  13,047      831,355
    #WR Berkley Corp......................................  76,900    2,367,751
    *WSB Holdings, Inc....................................   4,002       11,266
     WSFS Financial Corp..................................     600       23,826
     WVS Financial Corp...................................   1,627       15,888
     Xl Group P.L.C....................................... 159,997    3,283,138
    *Yadkin Valley Financial Corp.........................  11,030       20,516
     Zions Bancorporation................................. 144,321    3,160,630
    *ZipRealty, Inc.......................................  19,364       52,476
                                                                   ------------
 Total Financials.........................................          451,458,072
                                                                   ------------
 Health Care -- (7.5%)
   #*Abaxis, Inc..........................................   4,598      109,065
    *ABIOMED, Inc.........................................  30,455      502,812
    *Acadia Pharmaceuticals, Inc..........................   5,108        8,326
   #*Accelr8 Technology Corp..............................   2,200        8,668
    *Accuray, Inc.........................................  58,747      405,354
    *Achillion Pharmaceuticals, Inc.......................   4,602       34,101
    *Adcare Health Systems, Inc...........................   5,159       31,728
    *Addus HomeCare Corp..................................   7,803       45,491
    *Adolor Corp..........................................  14,091       31,282
    *ADVENTRX Pharmaceuticals, Inc........................  22,471       66,289
     Aetna, Inc...........................................  43,015    1,784,692
    *Affymax, Inc.........................................  30,860      203,985
   #*Affymetrix, Inc......................................  70,827      400,173
    *Agilent Technologies, Inc............................  15,200      640,832
   #*Air Methods Corp.....................................  11,532      808,393
    *Akorn, Inc...........................................  21,211      146,992
    *Albany Molecular Research, Inc.......................  24,678      117,961
   #*Alere, Inc...........................................  72,595    2,140,827
   #*Alexion Pharmaceuticals, Inc.........................  10,000      568,000
   #*Alexza Pharmaceuticals, Inc..........................  17,836       27,289
    *Align Technology, Inc................................  23,759      522,460
    *Alkermes, Inc........................................  53,531      922,874
    *Alliance HealthCare Services, Inc....................  27,009       97,502
    *Allied Healthcare International, Inc.................  40,893      156,211
    *Allied Healthcare Products, Inc......................   4,920       18,647
   #*Allos Therapeutics, Inc..............................  21,300       39,618
    *Allscripts Healthcare Solutions, Inc.................  24,959      453,006
   #*Almost Family, Inc...................................   8,532      215,604
    *Alnylam Pharmaceuticals, Inc.........................   5,314       49,845
    *Alphatec Holdings, Inc...............................  66,254      193,462
    *AMAG Pharmaceuticals, Inc............................  13,908      205,977
   #*Amedisys, Inc........................................  27,598      713,684
    *American Dental Partners, Inc........................  14,747      171,360
    *American Shared Hospital Services....................     900        2,835
    *AMERIGROUP Corp......................................  28,316    1,557,380
     AmerisourceBergen Corp...............................  23,900      915,609
    *Amgen, Inc...........................................  33,655    1,840,928
    *Amicus Therapeutics, Inc.............................   5,983       41,522
    *AMN Healthcare Services, Inc.........................  34,801      280,496
    *Amsurg Corp..........................................  30,723      781,286
    *Anadys Pharmaceuticals, Inc..........................   7,543        7,317
     Analogic Corp........................................  11,075      595,724
    *AngioDynamics, Inc...................................  25,906      358,280
    *Anika Therapeutics, Inc..............................  13,279       85,384

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
   *Anthera Pharmaceuticals, Inc............................     758 $    6,041
   *ARCA Biopharma, Inc.....................................   4,610      6,731
   *Arcadia Resources, Inc..................................   7,300        328
   *Ardea Biosciences, Inc..................................   1,085     25,389
  #*Arena Pharmaceuticals, Inc..............................  52,600     84,686
  #*Ariad Pharmaceuticals, Inc.............................. 111,200  1,322,168
   *Arqule, Inc.............................................  23,995    134,372
   *Array BioPharma, Inc....................................  13,395     28,397
    Arrhythmia Research Technology, Inc.....................   1,153      4,946
   *ArthroCare Corp.........................................   8,441    278,975
  #*ARYx Therapeutics, Inc..................................   3,600         77
    Assisted Living Concepts, Inc...........................  22,420    351,321
   *AtriCure, Inc...........................................   5,672     69,028
    Atrion Corp.............................................   1,710    340,461
  #*AVANIR Pharmaceuticals, Inc.............................   7,687     28,826
    Bard (C.R.), Inc........................................   4,262    420,574
  #*Bioanalytical Systems, Inc..............................   1,915      3,504
   *BioClinica, Inc.........................................  14,837     69,437
  #*BioCryst Pharmaceuticals, Inc...........................  22,476     76,418
  #*Biodel, Inc.............................................  17,233     30,502
   *Biogen Idec, Inc........................................   8,870    903,587
  #*BioMarin Pharmaceutical, Inc............................   7,300    227,979
   *BioMimetic Therapeutics, Inc............................   6,821     26,329
   *Bio-Rad Laboratories, Inc. Class A......................   8,684    946,556
   *Bio-Rad Laboratories, Inc. Class B......................   1,210    132,350
  #*Bio-Reference Labs, Inc.................................   7,868    156,888
   *BioScrip, Inc...........................................  53,256    382,378
   *BioSpecifics Technologies Corp..........................   1,400     30,674
  #*Boston Scientific Corp.................................. 647,739  4,637,811
  #*Bovie Medical Corp......................................  11,010     28,626
   #Bristol-Myers Squibb Co.................................  57,989  1,661,965
   *Brookdale Senior Living, Inc............................  45,523    973,737
   *Bruker BioSciences Corp.................................  13,400    230,748
  #*BSD Medical Corp........................................   4,900     16,072
  #*Cadence Pharmaceuticals, Inc............................     375      3,244
   *Caliper Life Sciences, Inc..............................  26,293    214,288
   *Cambrex Corp............................................  27,939    123,211
    Cantel Medical Corp.....................................  16,735    417,204
   *Capital Senior Living Corp..............................  27,098    238,191
   *Capstone Therapeutics Corp..............................   2,900        812
    Cardinal Health, Inc....................................  15,963    698,541
   *CardioNet, Inc..........................................  20,788    104,772
   *Cardiovascular Systems, Inc.............................   1,258     18,807
   *CareFusion Corp......................................... 110,072  2,904,800
   *CAS Medical Systems, Inc................................     415      1,158
   *Catalyst Health Solutions, Inc..........................   6,150    403,010
   *Celgene Corp............................................   1,944    115,279
   *Celldex Therapeutics, Inc...............................   3,690     13,247
   *Celsion Corp............................................   1,900      7,277
   *Centene Corp............................................  44,557  1,461,915
  #*Cephalon, Inc...........................................   5,421    433,355
  #*Cepheid, Inc............................................   4,496    169,769
  #*Cerner Corp.............................................   5,400    359,046
   *Charles River Laboratories International, Inc...........  14,452    571,577
    Chemed Corp.............................................  13,268    806,827
   *Chindex International, Inc..............................   5,387     61,573
   #Cigna Corp..............................................  17,253    858,682
   *Codexis, Inc............................................  11,100     99,900
   *CombiMatrix Corp........................................   5,505     17,836
   *Community Health Systems, Inc...........................  30,914    798,818
    Computer Programs & Systems, Inc........................   2,708    198,767

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Health Care -- (Continued)
  #*Conceptus, Inc........................................... 12,118 $  138,024
   *CONMED Corp.............................................. 28,051    729,326
   *Conmed Healthcare Management, Inc........................  3,548     13,447
  #*Continucare Corp......................................... 57,690    364,601
   #Cooper Cos., Inc......................................... 36,590  2,798,769
   *Cornerstone Therapeutics, Inc............................  1,700     12,852
   *Corvel Corp..............................................  6,849    316,081
   *Covance, Inc.............................................  3,251    186,120
   *Coventry Health Care, Inc................................ 91,779  2,936,928
    Covidien P.L.C........................................... 17,455    886,539
   *Cross Country Healthcare, Inc............................ 24,679    170,532
   *CryoLife, Inc............................................ 26,321    151,872
   *Cubist Pharmaceuticals, Inc.............................. 34,466  1,170,810
  #*Cumberland Pharmaceuticals, Inc..........................  8,841     54,461
   *Cutera, Inc.............................................. 12,442    100,905
   *Cyberonics, Inc..........................................  6,029    163,627
   *Cynosure, Inc. Class A...................................  9,052    117,767
   *Cytokinetics, Inc........................................ 54,657     68,868
  #*Cytori Therapeutics, Inc.................................  5,261     22,780
   *DaVita, Inc..............................................  7,338    613,017
    Daxor Corp...............................................  4,092     41,206
  #*Dendreon Corp............................................ 18,191    671,248
   #DENTSPLY International, Inc.............................. 10,234    387,766
  #*DepoMed, Inc............................................. 16,700    126,252
  #*DexCom, Inc..............................................  7,189    101,940
   *Digirad Corp............................................. 16,700     47,261
   *Durect Corp.............................................. 23,066     47,516
   *DUSA Pharmaceuticals, Inc................................  4,400     22,396
   *Dyax Corp................................................ 30,347     49,769
   *Dynacq Healthcare, Inc...................................  2,433      4,501
   *Edwards Lifesciences Corp................................ 12,200    870,470
   *Emdeon, Inc. Class A..................................... 55,091    853,910
   *Emergent Biosolutions, Inc............................... 26,052    537,974
  #*Emeritus Corp............................................ 22,509    442,302
   *Encision, Inc............................................    800        856
  #*Endo Pharmaceuticals Holdings, Inc.......................  5,386    200,628
  .*Endo Pharmaceuticals Solutions........................... 21,829     24,012
   *Endologix, Inc........................................... 16,579    150,537
    Ensign Group, Inc........................................ 18,017    511,683
   *Entremed, Inc............................................     63        117
   *Enzo Biochem, Inc........................................ 35,688    137,042
   *Enzon Pharmaceuticals, Inc............................... 34,949    339,704
   *eResearch Technology, Inc................................ 44,623    284,249
   *Exact Sciences Corp......................................  5,900     50,386
  #*Exactech, Inc............................................ 12,451    212,788
  #*Exelixis, Inc............................................ 24,087    185,470
   *Five Star Quality Care, Inc.............................. 33,677    166,701
   *Forest Laboratories, Inc.................................  9,100    337,246
  .*Fresenius Kabi Pharmaceuticals Holding, Inc.............. 20,127         --
   *Furiex Pharmaceuticals, Inc..............................  8,295    157,273
  #*Genomic Health, Inc......................................  5,876    157,771
   *Gen-Probe, Inc...........................................  4,037    244,440
   *Gentiva Health Services, Inc............................. 33,575    604,014
  #*Geron Corp............................................... 34,358    132,278
   *Greatbatch, Inc.......................................... 22,837    569,098
   *GTx, Inc.................................................  6,400     26,816
   *Haemonetics Corp......................................... 14,394    942,807
  #*Halozyme Therapeutics, Inc...............................  7,469     51,835
  #*Hanger Orthopedic Group, Inc............................. 28,632    601,558
  #*Hansen Medical, Inc......................................  6,681     30,599
   *Harvard Bioscience, Inc.................................. 35,325    178,744

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Health Care -- (Continued)
   *Health Management Associates, Inc........................  1,620 $   15,390
   *Health Net, Inc.......................................... 53,129  1,493,987
   *HealthSouth Corp......................................... 17,216    420,070
   *Healthspring, Inc........................................ 52,420  2,151,317
   *HealthStream, Inc........................................ 17,632    238,737
   *Healthways, Inc.......................................... 32,892    491,078
   *Helicos BioSciences Corp.................................  3,818        573
   *Hemispherx Biopharma, Inc................................  3,300      1,175
   *Henry Schein, Inc........................................  8,644    574,480
    Hill-Rom Holdings, Inc................................... 20,530    765,564
   *Hi-Tech Pharmacal Co., Inc............................... 10,971    310,370
   *HMS Holdings Corp........................................  5,200    393,120
   *Hologic, Inc............................................. 99,533  1,848,328
   *Hooper Holmes, Inc.......................................  6,931      7,347
   *Hospira, Inc............................................. 11,600    592,992
   #Humana, Inc.............................................. 19,973  1,489,586
  #*Icagen, Inc..............................................  4,261     25,609
   *ICU Medical, Inc......................................... 13,800    586,224
  #*Idenix Pharmaceuticals, Inc.............................. 15,766    105,317
   *Idera Pharmaceuticals, Inc............................... 20,811     40,790
  #*IDEXX Laboratories, Inc..................................  1,200     99,528
   *Illumina, Inc............................................  9,020    563,299
   *Immucor, Inc............................................. 26,924    713,486
  #*ImmunoGen, Inc...........................................  3,760     50,873
  #*Immunomedics, Inc........................................ 19,800     80,784
  #*Impax Laboratories, Inc.................................. 32,280    683,690
  #*Incyte Corp..............................................  8,055    140,479
  #*Infinity Pharmaceuticals, Inc............................ 22,704    204,336
   *Insulet Corp.............................................  1,401     27,544
   *Integra LifeSciences Holdings Corp....................... 16,200    730,134
   *IntegraMed America, Inc..................................  9,006     82,405
   *Interleukin Genetics, Inc................................  2,100        882
   *InterMune, Inc...........................................  2,570     85,787
  #*Intuitive Surgical, Inc..................................  1,500    600,825
    Invacare Corp............................................ 30,200    905,396
   *IPC The Hospitalist Co...................................  5,644    255,278
   *Iridex Corp..............................................  2,905     11,678
   *IRIS International, Inc.................................. 16,869    174,425
  #*IsoRay, Inc..............................................  7,600      7,828
   *ISTA Pharmaceuticals, Inc................................ 10,589     52,627
  #*Jazz Pharmaceuticals, Inc................................  7,093    287,054
   #Johnson & Johnson........................................ 13,021    843,631
   *Kensey Nash Corp.........................................  9,515    249,293
   *Keryx Biopharmaceuticals, Inc............................  7,718     34,036
    Kewaunee Scientific Corp.................................  2,037     20,126
   *Kindred Healthcare, Inc.................................. 51,176    964,156
   *Kinetic Concepts, Inc....................................  8,192    548,372
  #*K-V Pharmaceutical Co.................................... 31,749     63,181
   *K-V Pharmaceutical Co. Class B...........................  3,668      7,666
   *Laboratory Corp. of America Holdings.....................  4,947    448,990
    Landauer, Inc............................................  2,300    129,835
   *Lannet Co., Inc.......................................... 28,073    133,347
   *LCA-Vision, Inc.......................................... 14,533     61,184
    LeMaitre Vascular, Inc................................... 11,539     76,388
  #*Lexicon Pharmaceuticals, Inc............................. 99,460    167,093
   *LHC Group, Inc........................................... 17,674    402,614
   *Life Technologies Corp................................... 17,891    805,632
   *LifePoint Hospitals, Inc................................. 50,981  1,891,395
   *Ligand Pharmaceuticals, Inc. Class B.....................    978     13,320
   #Lincare Holdings, Inc.................................... 22,050    564,260
   *Luminex Corp.............................................  7,646    155,596

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
   *Luna Innovations, Inc...................................   3,800 $    7,904
   *Magellan Health Services, Inc...........................  28,259  1,472,294
  #*MannKind Corp...........................................   8,466     28,107
   *Maxygen, Inc............................................  41,232    223,890
    McKesson Corp...........................................   9,400    762,528
   *MedAssets, Inc..........................................  10,520    133,288
   *MedCath Corp............................................  19,633    257,585
   *Medco Health Solutions, Inc.............................  12,000    754,560
   *Medical Action Industries, Inc..........................  17,432    132,832
   *Medicines Co. (The).....................................  30,604    458,448
  #*MediciNova, Inc.........................................   3,758     10,147
   #Medicis Pharmaceutical Corp. Class A....................  23,301    866,331
   *Medidata Solutions, Inc.................................   2,773     56,652
   *Medivation, Inc.........................................     855     18,143
   *Mednax, Inc.............................................   8,273    563,888
   *MedQuist Holdings, Inc..................................  27,252    364,904
    MEDTOX Scientific, Inc..................................   8,196    127,940
    Medtronic, Inc..........................................  37,625  1,356,381
    Merck & Co., Inc........................................ 121,637  4,151,471
  #*Merge Healthcare, Inc...................................  16,908     85,893
   #Meridian Bioscience, Inc................................   5,524    119,318
   *Merit Medical Systems, Inc..............................  32,812    514,164
   *Metropolitan Health Networks, Inc.......................  34,895    197,506
  #*Micromet, Inc...........................................   4,198     23,761
   *Misonix, Inc............................................   2,130      5,091
  .*Molecular Insight Pharmaceuticals, Inc..................     467         --
   *Molina Healthcare, Inc..................................  39,700    899,205
   *MWI Veterinary Supply, Inc..............................   5,672    505,148
   *Mylan, Inc..............................................  12,899    293,839
   *Myrexis, Inc............................................  19,298     65,420
   *Myriad Genetics, Inc....................................   7,600    161,652
   *Nabi Biopharmaceuticals.................................  40,608     79,998
  #*Nanosphere, Inc.........................................  19,664     40,508
    National Healthcare Corp................................  12,450    592,246
    National Research Corp..................................   3,956    144,117
  #*Natus Medical, Inc......................................  32,869    378,980
   *Neogen Corp.............................................   9,172    379,354
   *Neurocrine Biosciences, Inc.............................  13,098    101,248
  #*NeurogesX, Inc..........................................   3,642      8,704
   *Neurometrix, Inc........................................   5,148      2,265
   *Novavax, Inc............................................  28,152     52,644
   *NPS Pharmaceuticals, Inc................................   7,289     70,412
  #*NuVasive, Inc...........................................  12,931    370,085
   *NxStage Medical, Inc....................................  15,844    291,530
   *Obagi Medical Products, Inc.............................  12,043    124,886
   #Omnicare, Inc........................................... 100,111  3,053,386
   *Omnicell, Inc...........................................  32,372    553,885
  #*OncoGenex Pharmaceutical, Inc...........................     350      5,061
  #*Oncothyreon, Inc........................................   8,300     66,483
   *Onyx Pharmaceuticals, Inc...............................   6,700    220,966
  #*Opko Health, Inc........................................   2,600     11,310
  #*Optimer Pharmaceuticals, Inc............................     222      2,349
   *OraSure Technologies, Inc...............................  51,704    475,677
   *Orchid Cellmark, Inc....................................     200        550
  #*Orexigen Therapeutics, Inc..............................  11,205     18,488
   *Orthofix International N.V..............................   8,237    347,848
  #*Osiris Therapeutics, Inc................................   5,090     36,394
    Owens & Minor, Inc......................................  12,726    388,143
  #*OXiGENE, Inc............................................     260        494
  #*Pain Therapeutics, Inc..................................  34,082    164,275
   *Palomar Medical Technologies, Inc.......................  19,421    192,656

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
   *Par Pharmaceutical Cos., Inc...........................  35,904 $ 1,162,931
   *Parexel International Corp.............................  32,500     667,225
    Patterson Cos., Inc....................................   8,333     256,990
   *PDI, Inc...............................................  12,744      95,198
    PDL BioPharma, Inc.....................................  32,805     203,063
    PerkinElmer, Inc.......................................  52,240   1,277,790
   *Pernix Therapeutics Holdings, Inc......................   3,213      27,921
    Perrigo Co.............................................   8,887     802,585
    Pfizer, Inc............................................ 561,541  10,804,049
    Pharmaceutical Products Development Service, Inc.......   5,400     155,682
  #*Pharmasset, Inc........................................   1,542     187,168
  #*PharmAthene, Inc.......................................   1,665       4,412
   *PharMerica Corp........................................  26,835     342,683
   *PHC, Inc...............................................  12,689      35,529
   *PhotoMedex, Inc........................................     938      12,822
  #*Poniard Pharmaceuticals, Inc...........................   3,793         866
  #*Pozen, Inc.............................................   6,700      29,815
   *Progenics Pharmaceuticals, Inc.........................  26,356     143,904
   *ProPhase Labs, Inc.....................................   6,052       5,326
   *Providence Service Corp................................  11,431     135,457
   *pSivida Corp...........................................  15,628      73,608
  #*PSS World Medical, Inc.................................  18,200     435,526
    Psychemedics Corp......................................     580       4,976
   #Quality Systems, Inc...................................   2,200     200,992
    Quest Diagnostics, Inc.................................  11,400     615,714
   *Questcor Pharmaceuticals, Inc..........................   8,700     270,135
  #*Quidel Corp............................................  18,446     275,952
   *RadNet, Inc............................................   8,626      32,348
  #*Raptor Pharmaceutical Corp.............................     378       2,132
   *Regeneration Technologies, Inc.........................  52,273     171,978
  #*Regeneron Pharmaceuticals, Inc.........................   6,200     328,972
   *Repligen Corp..........................................  30,484     107,609
   *Repros Therapeutics, Inc...............................     186       1,027
  #*ResMed, Inc............................................   9,600     290,784
   *Rigel Pharmaceuticals, Inc.............................  26,618     231,310
   *Rochester Medical Corp.................................  11,767     105,432
   *Rockwell Medical Technologies, Inc.....................   5,214      55,842
  #*Sangamo BioSciences, Inc...............................  11,625      63,008
   *Santarus, Inc..........................................  24,354      79,394
   *SciClone Pharmaceuticals, Inc..........................  40,903     262,597
   *Select Medical Holdings Corp...........................  73,297     575,381
   *Sirona Dental Systems, Inc.............................  13,986     707,412
   *Skilled Healthcare Group, Inc..........................  19,937     175,446
   *Solta Medical, Inc.....................................  52,022     126,934
   *SonoSite, Inc..........................................  16,678     544,703
    Span-American Medical System, Inc......................   3,229      49,856
   *Spectranetics Corp.....................................  25,926     179,667
  #*Spectrum Pharmaceuticals, Inc..........................  22,010     233,306
   *SRI/Surgical Express, Inc..............................   3,197      13,651
    St. Jude Medical, Inc..................................  11,500     534,750
   *Staar Surgical Co......................................  12,177      55,405
   *StemCells, Inc.........................................   1,150       4,209
  #*Stereotaxis, Inc.......................................  13,378      43,478
    Steris Corp............................................  15,900     556,341
   *Strategic Diagnostics, Inc.............................  12,404      26,669
    Stryker Corp...........................................   8,562     465,259
   *Sucampo Pharmaceuticals, Inc...........................  13,917      55,946
   *Sun Healthcare Group, Inc..............................  18,985     132,895
   *SunLink Health Systems, Inc............................   1,702       3,574
  #*Sunrise Senior Living, Inc.............................  32,412     285,874
   *SuperGen, Inc..........................................  56,246     172,113

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------ ------------
Health Care -- (Continued)
   *SurModics, Inc......................................... 16,331 $    179,641
   *Symmetry Medical, Inc.................................. 34,102      328,402
   *Synovis Life Technologies, Inc.........................  9,613      160,249
   *Synta Pharmaceuticals Corp.............................  5,731       26,764
  #*Targacept, Inc.........................................  3,658       74,770
   *Team Health Holdings, Inc..............................  4,966      109,302
    Techne Corp............................................  3,336      252,835
    Teleflex, Inc.......................................... 33,082    1,992,529
   *Tenet Healthcare Corp.................................. 48,722      270,894
   *Theragenics Corp....................................... 14,207       24,294
  #*Theravance, Inc........................................  5,400      115,452
   *Thermo Fisher Scientific, Inc.......................... 53,433    3,210,789
   *Thoratec Corp.......................................... 14,300      481,767
   *TranS1, Inc............................................ 17,643       81,511
   *Transcend Services, Inc................................  3,803      110,515
   *Transcept Pharmaceuticals, Inc......................... 12,506       50,774
   *Trimeris, Inc.......................................... 18,590       43,872
   *Triple-S Management Corp............................... 19,523      421,111
    U.S. Physical Therapy, Inc............................. 10,926      263,098
   *United Therapeutics Corp...............................  5,700      327,066
    UnitedHealth Group, Inc................................ 79,287    3,935,014
   *Universal American Corp................................ 77,467      736,711
    Universal Health Services, Inc......................... 16,994      843,582
   *Urologix, Inc..........................................  3,584        3,512
    Utah Medical Products, Inc.............................  3,213       81,128
   *Vascular Solutions, Inc................................  9,403      122,803
  #*VCA Antech, Inc........................................ 71,450    1,396,133
   *Vertex Pharmaceuticals, Inc............................  1,600       82,976
  #*Vical, Inc............................................. 25,668      123,463
  #*Viropharma, Inc........................................ 71,930    1,300,494
   *Watson Pharmaceuticals, Inc............................ 27,100    1,819,223
   *WellCare Health Plans, Inc............................. 35,383    1,551,545
    WellPoint, Inc......................................... 62,400    4,215,120
   #West Pharmaceutical Services, Inc...................... 20,015      878,058
   *Wright Medical Group, Inc.............................. 33,363      521,797
   *Xoma, Ltd..............................................    564        1,241
    Young Innovations, Inc.................................  7,450      215,901
  #*Zalicus, Inc........................................... 12,688       29,182
   *Zimmer Holdings, Inc................................... 11,191      671,684
   *Zoll Medical Corp...................................... 17,500    1,219,050
                                                                   ------------
Total Health Care..........................................         165,431,159
                                                                   ------------
Industrials -- (11.9%)
  #*3D Systems Corp........................................ 35,178      753,161
   #A.O. Smith Corp........................................ 30,701    1,273,170
   *A.T. Cross Co..........................................  8,242      121,734
  #*A123 Systems, Inc...................................... 13,149       67,454
   #AAON, Inc.............................................. 14,811      335,914
    AAR Corp............................................... 38,663    1,134,372
   #ABM Industries, Inc.................................... 45,753    1,029,442
   *Acacia Technologies Group.............................. 20,040      860,117
   *ACCO Brands Corp....................................... 35,600      305,092
   #Aceto Corp............................................. 27,610      168,421
   *Active Power, Inc......................................  4,800        8,112
    Actuant Corp. Class A.................................. 59,107    1,460,534
    Acuity Brands, Inc.....................................  7,129      347,111
  #*Advisory Board Co. (The)...............................  6,098      326,487
   *Aecom Technology Corp.................................. 53,397    1,321,042
   *AeroCentury Corp.......................................  1,149       14,868
   *Aerosonic Corp.........................................    970        3,249
  #*Aerovironment, Inc..................................... 17,556      506,139

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
  #*AGCO Corp...............................................  24,204 $1,147,754
  #*Air Transport Services Group, Inc.......................  60,496    301,270
    Aircastle, Ltd..........................................  69,572    796,599
    Alamo Group, Inc........................................  11,280    269,705
  #*Alaska Air Group, Inc...................................  31,350  1,916,112
    Albany International Corp...............................  24,100    640,337
    Alexander & Baldwin, Inc................................  46,560  2,244,658
  #*Allegiant Travel Co.....................................   3,854    165,838
    Alliant Techsystems, Inc................................   3,542    231,045
   *Allied Defense Group, Inc...............................   6,064     20,314
   *Allied Motion Technologies, Inc.........................   6,332     33,243
   *Altra Holdings, Inc.....................................  21,783    484,454
   *Amerco, Inc.............................................  19,792  1,784,051
   *American Railcar Industries, Inc........................  23,316    545,361
   *American Reprographics Co...............................  41,802    285,508
    American Science & Engineering, Inc.....................   5,381    436,561
    American Woodmark Corp..................................  13,119    218,038
    Ameron International Corp...............................   9,257    787,678
    Ametek, Inc.............................................  12,679    538,858
    Ampco-Pittsburgh Corp...................................   9,812    255,603
   *AMREP Corp..............................................   5,440     47,981
   *APAC Customer Services, Inc.............................  41,580    349,688
    Apogee Enterprises, Inc.................................  28,000    320,600
   *Applied Energetics, Inc.................................     115         29
    Applied Industrial Technologies, Inc....................  36,674  1,170,634
   *Argan, Inc..............................................   9,109     94,460
    Arkansas Best Corp......................................  24,405    587,184
   *Armstrong World Industries, Inc.........................  40,217  1,588,572
  #*Ascent Solar Technologies, Inc..........................  31,175     28,369
   *Astec Industries, Inc...................................  19,700    739,144
   *Astronics Corp..........................................   4,779    152,402
   *Astronics Corp. Class B.................................     325     10,250
   *Atlas Air Worldwide Holdings, Inc.......................  25,796  1,351,452
   *Avalon Holding Corp. Class A............................     700      1,855
    Avery Dennison Corp.....................................   8,500    268,175
  #*Avis Budget Group, Inc.................................. 103,024  1,556,693
    AZZ, Inc................................................  12,185    609,616
   *Babcock & Wilcox Co. (The)..............................   4,536    113,309
   #Badger Meter, Inc.......................................   3,569    130,233
   *Baldwin Technology Co. Class A..........................   9,038      9,942
   #Barnes Group, Inc.......................................  47,023  1,145,010
    Barrett Business Services, Inc..........................  10,251    152,945
   *BE Aerospace, Inc.......................................  22,364    890,087
   *Beacon Roofing Supply, Inc..............................  39,869    852,399
    Belden, Inc.............................................  24,180    891,033
   *Blount International, Inc...............................  11,297    187,869
   *BlueLinx Holdings, Inc..................................  45,561    102,512
    Brady Co. Class A.......................................  42,670  1,263,032
   *Breeze-Eastern Corp.....................................   7,020     77,922
   #Briggs & Stratton Corp..................................  49,341    845,705
   #Brink's Co. (The).......................................  15,849    472,934
   *Broadwind Energy, Inc...................................     700        924
   *Builders FirstSource, Inc...............................  57,379    131,972
   *CAI International, Inc..................................  20,115    353,018
    Carlisle Cos., Inc......................................  26,873  1,161,720
    Cascade Corp............................................  10,910    545,391
   *Casella Waste Systems, Inc..............................  20,223    127,203
  #*CBIZ, Inc...............................................  54,187    404,235
    CDI Corp................................................  18,296    237,116
   *CECO Environmental Corp.................................  11,349     85,798
   *Celadon Group, Inc......................................  22,167    303,245

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
  #*Cenveo, Inc.............................................   9,454 $   54,739
   *Ceradyne, Inc...........................................  24,467    792,975
   *Champion Industries, Inc................................   6,476      8,354
   *Chart Industries, Inc...................................  23,323  1,237,518
    Chase Corp..............................................   8,373    117,389
    Chicago Rivet & Machine Co..............................     508      8,534
   #Cintas Corp.............................................  11,185    364,072
    CIRCOR International, Inc...............................  15,100    653,075
    CLAROC, Inc.............................................   7,342    323,489
   *Clean Harbors, Inc......................................   3,554    187,474
   *Coleman Cable, Inc......................................   3,057     40,291
   *Colfax Corp.............................................  16,278    440,645
   *Columbus McKinnon Corp..................................  18,900    310,905
    Comfort Systems USA, Inc................................  37,238    388,765
   *Command Security Corp...................................   5,329      8,260
   *Commercial Vehicle Group, Inc...........................   6,662     70,617
   *Competitive Technologies, Inc...........................   3,200      5,344
    CompX International, Inc................................   2,300     31,280
   *Consolidated Graphics, Inc..............................  11,100    572,649
   #Con-way, Inc............................................  15,100    552,962
    Cooper Industries P.L.C.................................   9,384    490,877
   *Copart, Inc.............................................   9,140    397,133
    Corporate Executive Board Co............................   6,786    275,851
   *Corrections Corp. of America............................  33,736    723,975
  #*CoStar Group, Inc.......................................   8,211    482,478
    Courier Corp............................................  16,697    160,458
   #Covanta Holding Corp....................................  64,452  1,113,731
   *Covenant Transportation Group, Inc......................  11,052     64,875
   *CPI Aerostructures, Inc.................................   5,698     80,399
   *CRA International, Inc..................................  11,485    308,717
    Crane Co................................................   8,186    379,176
    CSX Corp................................................ 116,640  2,865,845
    Cubic Corp..............................................  17,050    827,607
    Cummins, Inc............................................   5,600    587,328
    Curtiss-Wright Corp.....................................  45,683  1,460,029
    Danaher Corp............................................  22,520  1,105,957
    Deere & Co..............................................   6,800    533,868
   *Delta Air Lines, Inc....................................  61,200    482,868
    Deluxe Corp.............................................  10,195    239,990
   *DigitalGlobe, Inc.......................................  12,448    325,142
   *Dollar Thrifty Automotive Group, Inc....................  21,400  1,541,656
    Donaldson Co., Inc......................................   1,400     77,532
    Douglas Dynamics, Inc...................................   7,360    111,798
    Dover Corp..............................................  12,776    772,565
    Ducommun, Inc...........................................  11,679    256,938
    Dun & Bradstreet Corp. (The)............................   4,626    335,616
   *DXP Enterprises, Inc....................................  12,020    326,824
   *Dycom Industries, Inc...................................  34,488    587,676
    Dynamic Materials Corp..................................  12,706    269,367
  #*Eagle Bulk Shipping, Inc................................  58,614    138,329
    Eastern Co..............................................   5,585    100,195
    Eaton Corp..............................................  21,739  1,042,385
    Ecology & Environment, Inc. Class A.....................   2,367     40,499
   *EMCOR Group, Inc........................................  57,662  1,609,923
    Emerson Electric Co.....................................   1,000     49,090
    Empire Resources, Inc...................................   7,000     27,720
    Encore Wire Corp........................................  21,878    481,535
  #*Ener1, Inc..............................................  26,288     22,608
  #*Energy Conversion Devices, Inc..........................  23,200     24,360
  #*Energy Recovery, Inc....................................   1,300      3,991
    EnergySolutions, Inc....................................  84,639    428,273

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
  #*EnerNOC, Inc...........................................     174 $     2,913
   *EnerSys................................................  43,237   1,382,719
    Ennis, Inc.............................................  35,570     623,898
   *EnPro Industries, Inc..................................  21,672   1,002,113
   *Environmental Tectonics Corp...........................     400         930
    Equifax, Inc...........................................   5,610     192,760
    ESCO Technologies, Inc.................................  22,855     792,611
    Espey Manufacturing & Electronics Corp.................   3,027      76,008
   *Esterline Technologies Corp............................  37,098   2,833,174
  #*Excel Maritime Carriers, Ltd...........................  77,771     200,649
   *Exponent, Inc..........................................  10,460     437,333
   *Express-1 Expedited Solutions, Inc.....................  24,455      95,374
    Federal Signal Corp....................................  58,371     337,384
    FedEx Corp.............................................  20,680   1,796,678
   *Flanders Corp..........................................  26,480      87,384
  #*Flow International Corp................................  41,753     142,378
    Flowserve Corp.........................................   3,400     337,892
    Fluor Corp.............................................   5,515     350,368
   *Fortune Industries, Inc................................     800         600
    Forward Air Corp.......................................   7,700     239,932
   *Franklin Covey Co......................................  20,197     226,206
    Franklin Electric Co., Inc.............................  17,772     775,748
   *Freightcar America, Inc................................  11,927     294,358
   *Frozen Food Express Industries.........................  13,412      49,624
  #*FTI Consulting, Inc....................................  36,059   1,308,581
   *Fuel Tech, Inc.........................................  21,254     135,175
  #*FuelCell Energy, Inc...................................   7,606      10,116
   *Furmanite Corp.........................................  31,754     248,951
   #G & K Services, Inc. Class A...........................  18,115     617,178
    Gardner Denver Machinery, Inc..........................  12,435   1,060,581
   #GATX Corp..............................................  50,400   1,987,272
  #*Genco Shipping & Trading, Ltd..........................  25,238     157,990
   *Gencor Industries, Inc.................................   4,926      38,127
  #*GenCorp, Inc...........................................  20,666     116,970
   *Generac Holdings, Inc..................................   5,781     107,238
  #*General Cable Corp.....................................  45,203   1,797,723
    General Dynamics Corp..................................  21,757   1,482,522
    General Electric Co.................................... 741,934  13,288,038
  #*Genesee & Wyoming, Inc.................................  19,426   1,069,207
  #*GEO Group, Inc. (The)..................................  63,620   1,323,296
   *GeoEye, Inc............................................  15,288     610,908
   *Gibraltar Industries, Inc..............................  28,461     292,579
   *Global Power Equipment Group, Inc......................  10,627     275,983
    Goodrich Corp..........................................   8,308     790,423
    Gorman-Rupp Co. (The)..................................  13,753     448,073
   *GP Strategies Corp.....................................  18,340     237,503
    Graco, Inc.............................................   2,738     120,280
  #*Graftech International, Ltd............................   9,800     188,748
    Graham Corp............................................   8,334     164,013
    Granite Construction, Inc..............................  38,059     889,819
    Great Lakes Dredge & Dock Corp.........................  57,638     342,946
  #*Greenbrier Cos., Inc...................................  23,067     464,108
  #*Griffon Corp...........................................  58,333     551,247
   *H&E Equipment Services, Inc............................  34,256     411,072
    Hardinge, Inc..........................................  10,845     118,753
    Harsco Corp............................................  28,470     780,363
   *Hawaiian Holdings, Inc.................................  51,268     240,960
    Healthcare Services Group, Inc.........................  10,845     170,158
   #Heartland Express, Inc.................................  21,961     336,443
   #HEICO Corp.............................................   9,210     481,315
    HEICO Corp. Class A....................................  18,056     668,072

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
   #Heidrick & Struggles International, Inc.................  16,902 $  449,593
   *Heritage-Crystal Clean, Inc.............................   4,021     80,581
    Herman Miller, Inc......................................  11,372    261,670
   *Hertz Global Holdings, Inc..............................  60,079    845,312
  #*Hexcel Corp.............................................  30,863    738,860
   *Hill International, Inc.................................  37,420    200,945
    HNI Corp................................................  22,562    471,771
  #*Hoku Corp...............................................  41,071     60,785
    Honeywell International, Inc............................   5,800    307,980
   #Horizon Lines, Inc......................................  38,884     40,828
    Houston Wire & Cable Co.................................  13,935    221,706
   *Hub Group, Inc. Class A.................................  14,425    511,799
    Hubbell, Inc. Class A...................................   1,501     81,354
    Hubbell, Inc. Class B...................................   8,716    518,341
   *Hudson Highland Group, Inc..............................  26,078    156,207
  #*Huntington Ingalls Industries, Inc......................   4,418    147,915
   *Hurco Cos., Inc.........................................   6,280    184,758
   *Huron Consulting Group, Inc.............................  20,076    649,860
   *ICF International, Inc..................................  19,162    447,624
   #IDEX Corp...............................................  28,472  1,181,019
   *IHS, Inc................................................   4,370    322,025
   *II-VI, Inc..............................................  18,200    455,546
   #Illinois Tool Works, Inc................................  13,217    658,207
    Ingersoll-Rand P.L.C....................................  22,300    834,466
  #*InnerWorkings, Inc......................................  40,265    295,142
   *Innotrac Corp...........................................   2,916      4,024
   *Innovative Solutions & Support, Inc.....................  16,826     90,019
   *Insituform Technologies, Inc............................  33,265    666,963
    Insperity, Inc..........................................   5,176    151,243
    Insteel Industries, Inc.................................  17,097    195,932
   *Integrated Electrical Services, Inc.....................  12,442     41,183
   #Interface, Inc. Class A.................................  26,063    417,529
   *Interline Brands, Inc...................................  31,703    530,391
    International Shipholding Corp..........................   1,100     22,649
    Intersections, Inc......................................  17,107    332,218
   #Iron Mountain, Inc......................................  17,586    556,245
    ITT Industries, Inc.....................................  13,398    714,649
    J.B. Hunt Transport Services, Inc.......................   6,000    271,440
   *Jacobs Engineering Group, Inc...........................  10,272    402,046
  #*JetBlue Airways Corp.................................... 267,648  1,282,034
    John Bean Technologies Corp.............................   7,394    130,578
   *Kadant, Inc.............................................   1,953     51,383
    Kaman Corp. Class A.....................................  19,314    687,965
   *Kansas City Southern....................................  26,344  1,563,516
   *KAR Auction Services, Inc...............................  19,764    351,404
    Kaydon Corp.............................................  28,124  1,002,621
    KBR, Inc................................................   3,711    132,297
   *Kelly Services, Inc. Class A............................  44,500    696,425
   *Kelly Services, Inc. Class B............................     700     10,902
    Kennametal, Inc.........................................  47,632  1,878,130
   *Key Technology, Inc.....................................   5,258     85,390
  #*Kforce, Inc.............................................  41,201    567,750
    Kimball International, Inc. Class B.....................  25,065    150,390
  #*Kirby Corp..............................................  23,203  1,353,199
    Knight Transportation, Inc..............................  33,596    528,801
    Knoll, Inc..............................................   9,371    171,021
  #*Korn/Ferry International................................  38,727    834,180
  #*Kratos Defense & Security Solutions, Inc................  32,244    350,492
    L.S. Starrett Co. Class A...............................   5,318     67,485
    L-3 Communications Holdings, Inc........................  22,886  1,810,740
    Landstar System, Inc....................................   2,329    104,456

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
    Lawson Products, Inc....................................   8,415 $  157,108
   *Layne Christensen Co....................................  19,172    561,931
    LB Foster Co. Class A...................................   9,959    346,075
   *LECG Corp...............................................  22,233        756
   #Lennox International, Inc...............................   5,950    220,031
    Lincoln Electric Holdings, Inc..........................  19,400    663,868
   #Lindsay Corp............................................   5,627    356,189
   *LMI Aerospace, Inc......................................  11,594    266,546
    LSI Industries, Inc.....................................  32,842    273,245
   *Lydall, Inc.............................................  16,467    198,921
   *M&F Worldwide Corp......................................  17,844    447,171
   *Magnetek, Inc...........................................  11,977     21,559
   *Manitex International, Inc..............................   3,300     16,500
   #Manitowoc Co., Inc. (The)...............................  58,740    821,773
    Manpower, Inc...........................................  11,545    583,253
    Marten Transport, Ltd...................................  21,619    444,703
   #Masco Corp..............................................  62,664    661,105
   *MasTec, Inc.............................................  68,886  1,438,340
    McGrath Rentcorp........................................  22,494    585,519
   *Meritor, Inc............................................  42,906    579,231
   *Metalico, Inc...........................................  45,886    251,455
    Met-Pro Corp............................................  14,009    147,655
   *MFRI, Inc...............................................   5,530     51,318
   *Michael Baker Corp......................................   8,141    169,821
  #*Microvision, Inc........................................  19,600     21,364
   *Middleby Corp...........................................   4,499    380,076
    Miller Industries, Inc..................................  11,178    183,096
   #Mine Safety Appliances Co...............................  21,322    727,507
   *Mistras Group, Inc......................................  15,163    258,681
  #*Mobile Mini, Inc........................................  42,970    907,097
   *Moog, Inc...............................................  32,244  1,320,392
   *Moog, Inc. Class B......................................   2,658    108,978
    MSC Industrial Direct Co., Inc. Class A.................   2,591    160,072
   #Mueller Industries, Inc.................................  35,636  1,337,419
   #Mueller Water Products, Inc............................. 154,034    503,691
    Multi-Color Corp........................................  13,058    351,652
   *MYR Group, Inc..........................................  18,624    452,377
    NACCO Industries, Inc. Class A..........................   5,819    528,831
   #National Presto Industries, Inc.........................   4,561    464,036
    National Technical Systems, Inc.........................  10,048     60,589
   *Navigant Consulting, Inc................................  41,348    486,666
   *Navistar International Corp.............................   1,608     82,506
  #*NIVS IntelliMedia Technology Group, Inc.................   5,307      1,698
   *NN, Inc.................................................  14,549    171,387
    Nordson Corp............................................  10,870    554,696
    Norfolk Southern Corp...................................  47,376  3,586,363
    Northrop Grumman Corp...................................  34,713  2,100,484
   *Northwest Pipe Co.......................................   8,760    263,238
   *Ocean Power Technologies, Inc...........................   8,120     26,715
   *Old Dominion Freight Line, Inc..........................  35,562  1,317,572
   *Omega Flex, Inc.........................................   4,638     60,155
   *On Assignment, Inc......................................  36,391    371,188
   *Orbital Sciences Corp...................................  49,727    861,272
   *Orion Energy Systems, Inc...............................  20,365     74,740
   *Orion Marine Group, Inc.................................   9,455     82,164
   *Oshkosh Corp............................................  26,362    654,305
   *Owens Corning, Inc...................................... 107,808  3,835,809
   *P.A.M. Transportation Services, Inc.....................   8,021     77,804
    PACCAR, Inc.............................................   1,786     76,459
  #*Pacer International, Inc................................  31,370    167,516
    Pall Corp...............................................   7,100    352,018

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
   *Paragon Technologies, Inc...............................     640 $    1,523
    Parker Hannifin Corp....................................   8,301    655,945
   *Park-Ohio Holdings Corp.................................  12,584    239,222
   *Patrick Industries, Inc.................................   3,895      7,829
   *Patriot Transportation Holding, Inc.....................   7,314    169,465
   #Pentair, Inc............................................  36,072  1,327,810
   *PGT, Inc................................................  33,088     61,544
  #*Pike Electric Corp......................................  34,290    301,409
   *Pinnacle Airlines Corp..................................  22,177     88,486
   #Pitney Bowes, Inc.......................................   4,400     94,820
  #*Plug Power, Inc.........................................   4,599     10,808
  #*PMFG, Inc...............................................   6,951    130,470
   *Polypore International, Inc.............................  36,714  2,496,552
   *Powell Industries, Inc..................................  11,048    425,790
  #*PowerSecure International, Inc..........................  21,567    147,734
    Precision Castparts Corp................................   3,200    516,416
    Preformed Line Products Co..............................   5,488    342,232
    Primoris Services Corp..................................  11,646    142,081
    Providence & Worcester Railroad Co......................   2,562     35,740
   *Quad Graphics, Inc......................................   9,234    310,816
   *Quality Distribution, Inc...............................  14,805    170,258
   #Quanex Building Products Corp...........................  31,374    491,631
   *Quanta Services, Inc.................................... 150,409  2,785,575
   #R. R. Donnelley & Sons Co...............................  77,834  1,464,058
   *RailAmerica, Inc........................................  51,456    765,665
    Raven Industries, Inc...................................   6,900    364,527
    Raytheon Co.............................................  24,505  1,096,109
   *RBC Bearings, Inc.......................................  12,943    491,446
   *RCM Technologies, Inc...................................   7,238     40,026
   *Real Goods Solar, Inc...................................   3,265      8,358
    Regal-Beloit Corp.......................................  19,100  1,158,033
  #*Republic Airways Holdings, Inc..........................  47,100    203,943
    Republic Services, Inc..................................  32,775    951,458
    Resources Connection, Inc...............................  50,734    660,557
   *Roadrunner Transportation Systems, Inc..................   9,041    139,503
    Robbins & Myers, Inc....................................  37,673  1,817,346
    Robert Half International, Inc..........................   4,300    117,734
    Rockwell Automation, Inc................................   9,200    660,192
    Rollins, Inc............................................  11,475    219,058
    Roper Industries, Inc...................................   8,488    692,875
  #*RSC Holdings, Inc.......................................  30,682    366,343
   *Rush Enterprises, Inc. Class A..........................  24,856    496,871
   *Rush Enterprises, Inc. Class B..........................   4,506     75,476
    Ryder System, Inc.......................................  66,622  3,752,151
   *Saia, Inc...............................................  15,215    229,290
   *Sauer-Danfoss, Inc......................................  31,202  1,482,095
    Schawk, Inc.............................................  24,990    394,592
   *School Specialty, Inc...................................  19,188    230,640
    Seaboard Corp...........................................     535  1,399,025
    Servotronics, Inc.......................................   1,499     13,251
   *SFN Group, Inc..........................................  41,781    581,592
  #*Shaw Group, Inc.........................................  17,380    449,794
    SIFCO Industries, Inc...................................   4,729     86,304
    Simpson Manufacturing Co., Inc..........................  42,710  1,208,693
    SkyWest, Inc............................................  76,589    984,935
   *SL Industries, Inc......................................   9,000    219,240
    SmartPros, Ltd..........................................   1,700      3,808
    Snap-on, Inc............................................  25,128  1,428,778
    Southwest Airlines Co................................... 228,118  2,272,055
   *Sparton Corp............................................   9,582     88,442
   *Spirit Aerosystems Holdings, Inc........................  35,212    721,494

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Industrials -- (Continued)
    SPX Corp................................................. 12,889 $  969,768
   *Standard Parking Corp....................................  9,108    151,557
   #Standard Register Co..................................... 23,640     70,920
    Standex International Corp............................... 12,341    397,257
    Stanley Black & Decker, Inc.............................. 22,007  1,447,400
    Steelcase, Inc. Class A.................................. 75,100    745,743
  #*Stericycle, Inc..........................................  2,400    197,088
   *Sterling Construction Co., Inc........................... 15,769    201,843
    Sun Hydraulics, Inc...................................... 13,752    392,070
  #*SunPower Corp. Class B................................... 13,726    208,086
    Superior Uniform Group, Inc..............................  9,577    111,955
   *Supreme Industries, Inc..................................  8,847     27,957
   *SYKES Enterprises, Inc................................... 40,506    781,766
   *Sypris Solutions, Inc.................................... 16,503     60,071
    TAL International Group, Inc............................. 28,686    887,545
   *Taser International, Inc................................. 53,936    221,677
   *Team, Inc................................................ 17,397    465,370
   *Tecumseh Products Co. Class A............................ 10,800    110,376
   *Tecumseh Products Co. Class B............................  2,690     26,981
   *Teledyne Technologies, Inc............................... 29,612  1,605,859
    Tennant Co............................................... 10,475    448,435
   *Terex Corp............................................... 58,193  1,292,467
   *Tetra Tech, Inc.......................................... 54,025  1,188,550
    Textainer Group Holdings, Ltd............................ 34,000    882,300
   #Textron, Inc............................................. 27,184    628,766
   *Thomas & Betts Corp...................................... 32,497  1,585,204
   *Thomas Group, Inc........................................    123         31
    Timken Co................................................ 10,413    454,736
   #Titan International, Inc................................. 30,018    758,555
   *Titan Machinery, Inc..................................... 17,893    472,554
    Toro Co..................................................  3,900    209,937
    Towers Watson & Co.......................................  5,900    360,785
   *Track Data Corp..........................................     21      1,953
   *Trailer Bridge, Inc......................................  3,360      4,704
   *TransDigm Group, Inc.....................................  4,939    444,856
   *TRC Cos., Inc............................................ 13,489     75,269
    Tredegar Industries, Inc................................. 22,267    424,409
  #*Trex Co., Inc............................................ 11,710    246,847
   *TriMas Corp.............................................. 29,364    703,855
   #Trinity Industries, Inc.................................. 79,600  2,371,284
    Triumph Group, Inc....................................... 29,456  1,585,911
  #*TrueBlue, Inc............................................ 35,453    532,150
   *Tufco Technologies, Inc..................................  2,000      7,610
    Tutor Perini Corp........................................ 44,722    705,713
    Twin Disc, Inc........................................... 16,900    642,200
   #Tyco International, Ltd.................................. 31,924  1,413,914
    U.S. Home Systems, Inc...................................  6,061     30,729
   *Ultralife Corp........................................... 15,995     75,176
   #UniFirst Corp............................................ 13,574    744,534
    Union Pacific Corp....................................... 38,880  3,984,422
  .*United Capital Corp......................................  5,362    160,860
  #*United Continental Holdings, Inc......................... 47,235    855,898
  #*United Rentals, Inc...................................... 41,657    958,528
    United Stationers, Inc................................... 39,596  1,270,636
    United Technologies Corp................................. 14,283  1,183,204
    Universal Forest Products, Inc........................... 19,288    568,417
   *Universal Power Group, Inc...............................  2,111      6,354
   *Universal Security Instruments, Inc......................  1,213      7,921
   *Universal Truckload Services, Inc........................ 14,555    231,424
   *UQM Technologies, Inc.................................... 24,036     49,514
   *URS Corp................................................. 68,195  2,784,402

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
  #*US Airways Group, Inc.................................  31,644 $    197,459
    US Ecology, Inc.......................................  15,465      261,204
   *USA Truck, Inc........................................  12,082      136,768
  #*USG Corp..............................................  78,401      892,203
    UTi Worldwide, Inc....................................  14,785      239,073
    Valmont Industries, Inc...............................   5,100      496,485
   *Valpey Fisher Corp....................................   2,221        6,574
   *Versar, Inc...........................................   6,758       20,342
    Viad Corp.............................................  23,700      491,301
   #Vicor Corp............................................  23,646      332,699
    Virco Manufacturing Corp..............................  21,836       55,463
   *Volt Information Sciences, Inc........................  24,400      222,040
    VSE Corp..............................................   4,312       90,768
   #W.W. Grainger, Inc....................................   3,802      564,103
  #*Wabash National Corp..................................   5,200       39,052
    Wabtec Corp...........................................   5,644      364,151
   #Waste Connections, Inc................................  37,229    1,200,263
   #Waste Management, Inc.................................  16,900      532,181
    Watsco, Inc. Class A..................................   7,900      467,522
    Watsco, Inc. Class B..................................   1,100       65,390
    Watts Water Technologies, Inc.........................  30,800    1,032,724
   *WCA Waste Corp........................................  14,054       79,967
   #Werner Enterprises, Inc...............................  63,543    1,496,438
   *WESCO International, Inc..............................  26,617    1,349,216
   *Willdan Group, Inc....................................   5,554       21,938
   *Willis Lease Finance Corp.............................   7,513       99,923
    Woodward, Inc.........................................   7,110      245,295
  #*YRC Worldwide, Inc....................................   1,511        1,390
                                                                   ------------
Total Industrials.........................................          264,733,168
                                                                   ------------
Information Technology -- (10.4%)
   *Accelrys, Inc.........................................  53,564      389,410
   *ACI Worldwide, Inc....................................  11,752      424,952
   *Acme Packet, Inc......................................   4,873      287,117
   *Acorn Energy, Inc.....................................  10,975       53,119
    Activision Blizzard, Inc..............................  73,344      868,393
   *Actuate Corp..........................................  49,152      298,353
   *Acxiom Corp...........................................  63,337      870,250
   *ADDvantage Technologies Group, Inc....................   7,160       18,759
   *Adept Technology, Inc.................................   3,500       14,140
   *Adobe Systems, Inc....................................  13,169      365,045
   *ADPT Corp............................................. 115,368      342,643
    Adtran, Inc...........................................   8,200      271,338
   *Advanced Analogic Technologies, Inc...................  37,764      228,472
   *Advanced Energy Industries, Inc.......................  41,024      435,265
  #*Advanced Micro Devices, Inc...........................  51,208      375,867
   *Advanced Photonix, Inc................................   3,600        4,032
  #*Advent Software, Inc..................................  10,200      236,946
   *Aehr Test Systems.....................................   2,692        3,850
   *Aetrium, Inc..........................................   6,505       10,668
   *Agilysys, Inc.........................................  22,300      213,411
   *Akamai Technologies, Inc..............................   5,673      137,400
  #*Alliance Data Systems Corp............................   2,000      196,680
   *Alpha & Omega Semiconductor, Ltd......................   2,129       23,930
    Altera Corp...........................................  12,700      519,176
   *Amdocs, Ltd...........................................   1,554       48,998
    American Software, Inc. Class A.......................  24,803      212,314
  #*Amkor Technology, Inc................................. 102,970      548,830
   #Amphenol Corp.........................................   8,590      419,965
   *Amtech Systems, Inc...................................   8,142      146,149
  #*Anadigics, Inc........................................  58,418      183,433

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
    Analog Devices, Inc.....................................  17,558 $  603,995
   *Analysts International Corp.............................   3,857     12,150
   *Anaren, Inc.............................................  15,344    307,033
    Anixter International, Inc..............................  14,005    874,192
   *ANSYS, Inc..............................................   7,505    379,753
  #*AOL, Inc................................................  56,509    970,825
    Applied Materials, Inc..................................  89,479  1,102,381
   *Applied Micro Circuits Corp.............................  68,408    431,654
   *Ariba, Inc..............................................  24,756    818,681
   *Arris Group, Inc........................................ 120,339  1,444,068
   *Arrow Electronics, Inc..................................  80,220  2,787,645
  #*Aruba Networks, Inc.....................................  17,842    409,474
  #*AsiaInfo-Linkage, Inc...................................  49,518    756,635
   *Aspen Technology, Inc...................................   4,825     74,788
    Astro-Med, Inc..........................................   5,885     46,492
   *Atmel Corp.............................................. 102,100  1,235,410
   *ATMI, Inc...............................................  30,770    573,860
   *ATS Corp................................................   2,168      9,864
   *AuthenTec, Inc..........................................  29,496     76,690
  #*Authentidate Holding Corp...............................   4,472      4,517
   *Autobytel, Inc..........................................  11,121     11,232
   *Autodesk, Inc...........................................     500     17,200
   *Aviat Networks, Inc.....................................  56,305    217,900
   *Avid Technology, Inc....................................  43,600    570,724
   *Avnet, Inc..............................................  36,668  1,074,372
    AVX Corp................................................ 116,630  1,623,490
   *Aware, Inc..............................................  18,447     65,487
   *Axcelis Technologies, Inc............................... 105,079    174,431
   *AXT, Inc................................................  28,747    250,961
    Bel Fuse, Inc. Class A..................................   3,300     68,442
    Bel Fuse, Inc. Class B..................................   8,786    167,110
  #*Benchmark Electronics, Inc..............................  77,718  1,138,569
   *BigBand Networks, Inc...................................  46,055     89,807
    Black Box Corp..........................................  26,915    766,808
   #Blackbaud, Inc..........................................  17,320    439,928
  #*Blackboard, Inc.........................................   4,630    201,683
   *Blue Coat Systems, Inc..................................  19,819    399,353
   *BMC Software, Inc.......................................   2,200     95,084
   *Bottomline Technologies, Inc............................  25,300    589,237
  #*Brightpoint, Inc........................................  65,445    594,895
    Broadridge Financial Solutions, Inc.....................   8,165    188,285
   *BroadVision, Inc........................................   1,460     17,739
   *Brocade Communications Systems, Inc..................... 263,096  1,441,766
   *Brooks Automation, Inc..................................  55,054    523,564
   *BSQUARE Corp............................................   5,761     35,949
   *BTU International, Inc..................................   6,833     48,993
   #CA, Inc.................................................  24,887    554,980
   *Cabot Microelectronics Corp.............................  19,970    772,639
   *CACI International, Inc.................................  27,588  1,629,899
  #*Cadence Design Systems, Inc.............................  23,700    244,821
   *CalAmp Corp.............................................  10,864     40,957
   *Calix, Inc..............................................   7,262    133,185
  #*Callidus Software, Inc..................................  19,201     98,693
   *Cardtronics, Inc........................................   9,557    219,620
   *Cascade Microtech, Inc..................................  12,931     69,310
    Cass Information Systems, Inc...........................   8,101    304,112
   *CEVA, Inc...............................................  22,113    668,255
   *Checkpoint Systems, Inc.................................  36,700    576,190
  #*China Information Technology, Inc.......................  16,418     34,970
   *Chyron International Corp...............................   2,300      5,474
   *Ciber, Inc..............................................  70,568    354,251

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
  #*Cirrus Logic, Inc.......................................  33,396 $  506,951
   *Citrix Systems, Inc.....................................   6,800    489,872
   *Clearfield, Inc.........................................   8,316     66,944
    Cognex Corp.............................................  31,347  1,064,231
   *Cogo Group, Inc.........................................  27,092    127,603
   *Coherent, Inc...........................................  21,420  1,028,803
   #Cohu, Inc...............................................  23,517    294,433
   *Comarco, Inc............................................   4,970      1,665
    Communications Systems, Inc.............................  13,122    234,621
  #*CommVault Systems, Inc..................................   8,607    333,263
    Computer Sciences Corp..................................  74,896  2,642,331
   *Computer Task Group, Inc................................  15,615    201,277
   *Compuware Corp..........................................  54,317    524,702
   *comScore, Inc...........................................   6,641    144,840
    Comtech Telecommunications Corp.........................  26,995    727,515
  #*Comverge, Inc...........................................  11,866     37,734
  #*Concur Technologies, Inc................................   3,857    175,262
   *Concurrent Computer Corp................................   7,430     47,849
  #*Constant Contact, Inc...................................     161      3,048
   *Convergys Corp.......................................... 119,590  1,487,700
   *Convio, Inc.............................................     426      4,328
   *CoreLogic, Inc..........................................  99,112  1,563,987
    Corning, Inc............................................ 151,629  2,412,417
   *Cray, Inc...............................................  32,816    198,209
  #*Cree, Inc...............................................   9,700    318,742
    Crexendo, Inc...........................................   6,718     23,715
   *CSG Systems International, Inc..........................  17,738    315,027
   *CSP, Inc................................................   2,269      9,564
    CTS Corp................................................  21,572    212,053
   *CyberOptics Corp........................................   6,236     58,805
   *Cymer, Inc..............................................  26,239  1,155,303
   *Cypress Semiconductor Corp..............................  25,986    534,792
    Daktronics, Inc.........................................  31,772    315,496
   *Datalink Corp...........................................  14,174    146,559
   *Dataram Corp............................................   7,900     11,929
    DDi Corp................................................  17,134    141,013
   *DealerTrack Holdings, Inc...............................  35,283    818,213
  #*Deltek, Inc.............................................  16,053    114,939
  #*DemandTec, Inc..........................................   3,036     21,738
  #*DG FastChannel, Inc.....................................  23,564    665,919
   *Dice Holdings, Inc......................................  34,185    471,411
   *Diebold, Inc............................................  27,932    844,664
   *Digi International, Inc.................................  24,603    351,577
   *Digimarc Corp...........................................   5,363    212,965
   *Digital River, Inc......................................  33,154    845,427
   *Diodes, Inc.............................................  26,005    612,418
   *Ditech Networks, Inc....................................   2,120      2,332
  #*Dolby Laboratories, Inc.................................   1,000     42,360
   *Dot Hill Systems Corp...................................  51,647    116,722
   *DSP Group, Inc..........................................  22,270    169,029
    DST Systems, Inc........................................   9,069    464,242
   *DTS, Inc................................................   6,065    210,577
   *Dynamics Research Corp..................................   9,528    115,194
   #Earthlink, Inc.......................................... 107,005    860,320
   *eBay, Inc...............................................  44,237  1,448,762
  #*Ebix, Inc...............................................   9,393    184,948
   *Echelon Corp............................................  13,439    111,409
  #*Echo Global Logistics, Inc..............................   8,357    125,021
   *EchoStar Corp...........................................  33,099  1,107,493
   *Edgewater Technology, Inc...............................   7,279     19,944
   *Elecsys Corp............................................   1,496      8,811

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
    Electro Rent Corp.......................................  25,012 $  404,194
   *Electro Scientific Industries, Inc......................  28,081    539,436
  #*Electronic Arts, Inc....................................  18,423    409,912
   *Electronics for Imaging, Inc............................  63,383  1,090,821
  #*EMC Corp................................................  76,200  1,987,296
   *EMCORE Corp.............................................  81,342    213,116
   *EMS Technologies, Inc...................................  14,787    486,197
   *Emulex Corp.............................................  74,736    631,519
   *Entegris, Inc........................................... 161,194  1,381,433
   *Entorian Technologies, Inc..............................   1,807      6,505
  #*Entropic Communications, Inc............................  25,140    167,935
    EPIQ Systems, Inc.......................................  34,479    445,469
   *ePlus, Inc..............................................   7,454    197,755
  #*Equinix, Inc............................................   3,982    416,000
   *Euronet Worldwide, Inc..................................  43,717    750,184
  #*Evergreen Solar, Inc....................................  10,428      3,337
   *Exar Corp...............................................  41,213    272,418
   *ExlService Holdings, Inc................................  24,579    573,674
   *Extreme Networks........................................  89,087    302,005
   *F5 Networks, Inc........................................   3,400    317,832
    FactSet Research Systems, Inc...........................   1,928    177,550
    Fair Isaac Corp.........................................  37,639  1,119,760
   *Fairchild Semiconductor International, Inc.............. 103,659  1,555,922
   *FalconStor Software, Inc................................  29,232    125,698
  #*Faro Technologies, Inc..................................  15,031    612,664
   *FEI Co..................................................  33,356  1,102,082
    Fidelity National Information Services, Inc............. 124,798  3,746,436
   *Fiserv, Inc.............................................  12,363    746,231
   #FLIR Systems, Inc.......................................   9,820    269,657
   *FormFactor, Inc.........................................  49,849    458,112
    Forrester Research, Inc.................................  14,449    456,588
   *Frequency Electronics, Inc..............................   7,851     82,200
   *FSI International, Inc..................................  35,698    101,025
  #*Gartner Group, Inc......................................   8,459    312,222
   *Gerber Scientific, Inc..................................  24,204    266,728
   *GigOptix, Inc...........................................   5,569     11,973
   *Global Cash Access, Inc.................................  55,337    155,497
    Global Payments, Inc....................................   3,700    175,417
   *Globalscape, Inc........................................   2,198      4,836
   *Globecomm Systems, Inc..................................  24,111    336,590
   *GSE Systems, Inc........................................   2,558      5,679
   *GSI Group, Inc..........................................  14,477    162,577
   *GSI Technology, Inc.....................................  26,798    172,043
  #*GT Solar International, Inc.............................   6,100     83,204
   *GTSI Corp...............................................   4,775     24,639
   *Guidance Software, Inc..................................   9,937     74,726
   *Hackett Group, Inc......................................  40,492    176,950
   *Harmonic, Inc...........................................  96,920    526,276
   #Harris Corp.............................................   9,532    380,041
   *Hauppauge Digital, Inc..................................   7,708     14,414
    Heartland Payment Systems, Inc..........................   5,500    115,720
    Hewlett-Packard Co......................................  83,652  2,941,204
  #*Hittite Microwave Corp..................................   5,737    321,215
   *HSW International, Inc..................................     844      4,515
  #*Hutchinson Technology, Inc..............................  22,305     69,815
   *Hypercom Corp...........................................  47,960    388,956
   *I.D. Systems, Inc.......................................  11,239     55,521
   *IAC/InterActiveCorp..................................... 143,044  5,920,591
  #*Identive Group, Inc.....................................  43,018     91,198
   *IEC Electronics Corp....................................   5,700     36,024
   #iGATE Corp..............................................  36,563    548,079

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
  #*iGo, Inc................................................  25,845 $   45,487
   *Ikanos Communications, Inc..............................   8,330     10,496
   *Imation Corp............................................  38,843    323,174
   *Immersion Corp..........................................  24,589    224,989
  #*Infinera Corp...........................................  37,317    239,948
  #*Informatica Corp........................................   9,984    510,482
   *InfoSpace, Inc..........................................  41,125    391,921
   *Ingram Micro, Inc. Class A.............................. 166,139  3,081,878
   *Innodata Isogen, Inc....................................  20,158     62,288
   *Insight Enterprises, Inc................................  69,961  1,177,444
   *Integrated Device Technology, Inc....................... 198,187  1,355,599
   *Integrated Silicon Solution, Inc........................  25,305    224,961
    Intel Corp.............................................. 202,420  4,520,039
   *Intellicheck Mobilisa, Inc..............................   2,300      2,852
   *Interactive Intelligence Group..........................   7,999    304,042
   #InterDigital, Inc.......................................   7,698    525,388
   *Intermec, Inc...........................................  50,181    540,951
   *Internap Network Services Corp..........................  51,781    322,078
   *International Rectifier Corp............................  68,216  1,752,469
   *Interphase Corp.........................................   4,200     19,530
    Intersil Corp. Class A.................................. 106,582  1,284,313
   *Intest Corp.............................................   2,202      7,465
   *Intevac, Inc............................................  21,483    195,495
   *IntriCon Corp...........................................   6,777     26,769
   *Intuit, Inc.............................................   8,000    373,600
   *INX, Inc................................................   6,860     57,487
   *IPG Photonics Corp......................................  42,031  2,529,846
   *Iteris, Inc.............................................  13,000     16,770
   *Itron, Inc..............................................  10,683    459,796
  #*Ixia....................................................  55,569    555,690
   *IXYS Corp...............................................  35,507    484,315
  #*j2 Global Communications, Inc...........................  19,500    521,430
   #Jabil Circuit, Inc......................................  27,055    495,377
    Jack Henry & Associates, Inc............................  10,749    311,184
   *JDA Software Group, Inc.................................  36,494  1,020,372
   *JDS Uniphase Corp.......................................  26,000    341,900
   *Juniper Networks, Inc...................................  18,523    433,253
   *Kemet Corp..............................................  42,905    523,441
   *Kenexa Corp.............................................  17,478    446,912
   *Key Tronic Corp.........................................   9,315     41,452
    Keynote Systems, Inc....................................  15,933    381,595
  #*KIT Digital, Inc........................................   3,574     41,637
    KLA-Tencor Corp.........................................   9,600    382,272
   *Kopin Corp..............................................  62,150    267,245
   *Kulicke & Soffa Industries, Inc.........................  65,690    604,348
   *KVH Industries, Inc.....................................  13,076    125,137
   *Lam Research Corp.......................................   8,640    353,203
   *Lattice Semiconductor Corp.............................. 100,986    626,113
   *LeCroy Corp.............................................   9,602     97,652
    Lender Processing Services, Inc.........................   6,804    128,119
   *Lexmark International, Inc..............................  12,600    422,982
   *LGL Group, Inc..........................................   1,300     12,571
  #*Limelight Networks, Inc.................................  78,757    324,479
   #Linear Technology Corp..................................   6,540    191,622
   *Lionbridge Technologies, Inc............................  25,519     82,937
   *Liquidity Services, Inc.................................  14,743    356,486
    Littlefuse, Inc.........................................  14,744    753,271
   *LoJack Corp.............................................  26,126    104,765
   *LookSmart, Ltd..........................................  13,147     19,195
   *LoopNet, Inc............................................  25,849    473,554
   *Loral Space & Communications, Inc.......................  12,649    825,727

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
   *LSI Corp................................................  52,348 $  385,281
   *LTX-Credence Corp.......................................  48,092    345,781
   *Magma Design Automation, Inc............................  15,400    114,576
   *Management Network Group, Inc...........................   1,166      2,822
   *Manhattan Associates, Inc...............................   9,868    368,076
    ManTech International Corp. Class A.....................  20,035    817,428
    Marchex, Inc............................................  23,487    203,632
   *Market Leader, Inc......................................   5,336     11,953
   *Marvell Technology Group, Ltd...........................  20,422    302,654
   *Mastech Holdings, Inc...................................     793      3,529
   *Mattersight Corp........................................   2,021     14,814
   *Mattson Technology, Inc.................................  44,173     76,861
    Maxim Integrated Products, Inc..........................  17,351    398,379
    Maximus, Inc............................................  23,420    904,715
  #*Maxwell Technologies, Inc...............................   4,935     83,253
   *Measurement Specialties, Inc............................  12,969    423,568
  #*MEMC Electronic Materials, Inc.......................... 158,131  1,173,332
   *MEMSIC, Inc.............................................  18,752     56,256
   *Mentor Graphics Corp....................................  95,736  1,094,262
   *Mercury Computer Systems, Inc...........................  29,312    492,148
    Mesa Laboratories, Inc..................................   2,579     87,015
    Methode Electronics, Inc................................  36,820    389,556
    Micrel, Inc.............................................  21,370    216,906
   #Microchip Technology, Inc...............................  12,600    425,250
   *Micron Technology, Inc.................................. 442,341  3,260,053
   *MICROS Systems, Inc.....................................   8,600    421,142
   *Microsemi Corp..........................................  61,255  1,215,912
   *MicroStrategy, Inc......................................   1,711    272,682
  #*Mindspeed Technologies, Inc.............................  14,294     97,342
   *MIPS Technologies, Inc..................................  20,005    143,636
    MKS Instruments, Inc....................................  44,158  1,101,742
    Mocon, Inc..............................................   7,200    121,608
    ModusLink Global Solutions, Inc.........................  41,970    175,854
   #Molex, Inc..............................................   5,100    119,748
    Molex, Inc. Class A.....................................  20,483    404,539
   *MoneyGram International, Inc............................  28,273     94,997
   *Monolithic Power Systems, Inc...........................  31,769    428,564
   *Monotype Imaging Holdings, Inc..........................  31,008    424,810
  #*Monster Worldwide, Inc..................................  50,870    597,214
   *MoSys, Inc..............................................  25,178    134,199
  #*Motorola Mobility Holdings, Inc.........................  18,533    414,769
  #*Motorola Solutions, Inc.................................  30,256  1,358,192
   *Move, Inc...............................................  30,220     61,951
    MTS Systems Corp........................................  12,643    498,261
  #*Multi-Fineline Electronix, Inc..........................  20,295    412,191
   *Nanometrics, Inc........................................  20,600    347,934
   *NAPCO Security Technologies, Inc........................   6,306     16,522
    National Instruments Corp...............................  12,600    325,584
    National Semiconductor Corp.............................   7,343    181,519
   *NCI, Inc. Class A.......................................   8,171    175,513
   *NCR Corp................................................  17,300    345,135
  #*NetApp, Inc.............................................   3,600    171,072
   *NETGEAR, Inc............................................  33,907  1,115,879
   *NetList, Inc............................................  10,407     17,900
   *NetLogic Microsystems, Inc..............................   7,619    263,236
   *NetScout Systems, Inc...................................  26,955    411,064
  #*NetSuite, Inc...........................................   4,884    191,502
   *Network Equipment Technologies, Inc.....................  31,100     80,549
   *NeuStar, Inc............................................   6,897    179,598
   *Newport Corp............................................  32,310    502,097
    NIC, Inc................................................  19,724    251,875

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Information Technology -- (Continued)
   *Novatel Wireless, Inc.................................... 30,397 $  155,937
  #*Novellus Systems, Inc.................................... 32,500  1,008,800
  #*Nuance Communications, Inc............................... 22,798    456,188
   *NumereX Corp. Class A....................................  5,996     43,531
   *Nvidia Corp.............................................. 27,733    383,547
  #*Oclaro, Inc.............................................. 43,963    206,626
   *OmniVision Technologies, Inc............................. 48,661  1,422,848
   *ON Semiconductor Corp.................................... 56,713    492,836
   *Online Resources Corp.................................... 28,531    101,570
  #*Onvia, Inc...............................................    700      2,821
   *Openwave Systems, Inc.................................... 66,528    149,688
   *Oplink Communications, Inc............................... 26,693    450,578
    OPNET Technologies, Inc.................................. 18,154    622,864
   *Opnext, Inc.............................................. 53,776    101,637
    Optical Cable Corp.......................................  5,656     22,285
   *Orbcomm, Inc............................................. 40,695    120,864
   *OSI Systems, Inc......................................... 18,552    766,012
   *Overland Storage, Inc....................................    100        299
   *PAR Technology Corp...................................... 10,880     41,997
  #*Parametric Technology Corp............................... 13,187    274,158
    Park Electrochemical Corp................................ 20,414    534,030
  #*ParkerVision, Inc........................................  2,838      3,406
   *PC Connection, Inc....................................... 25,335    198,120
   *PC Mall, Inc............................................. 11,700     92,430
   *PC-Tel, Inc.............................................. 23,419    152,224
   *PDF Solutions, Inc....................................... 19,873    119,238
   *Perceptron, Inc..........................................  7,899     51,107
   *Perficient, Inc.......................................... 29,328    293,573
   *Performance Technologies, Inc............................ 10,667     22,827
   *Pericom Semiconductor Corp............................... 26,855    219,674
   *Pervasive Software, Inc.................................. 16,262    119,363
  #*Photronics, Inc.......................................... 57,700    431,596
   *Pinnacle Data Systems, Inc...............................    100        155
   *Pixelworks, Inc.......................................... 10,700     26,108
   *Planar Systems, Inc...................................... 16,705     52,955
    Plantronics, Inc......................................... 28,657    981,502
  #*Plexus Corp.............................................. 33,917  1,000,891
  #*PLX Technology, Inc...................................... 31,957    108,973
   *PMC-Sierra, Inc.......................................... 95,134    664,987
   *Polycom, Inc............................................. 36,850    996,056
   #Power Integrations, Inc.................................. 10,119    359,123
  #*Power-One, Inc........................................... 56,097    404,459
   *Presstek, Inc............................................ 30,360     55,255
   *PRGX Global, Inc......................................... 12,035     78,468
  .*Price Communications Liquidation Trust...................  8,600         --
   *Procera Networks, Inc....................................      7         78
   *Progress Software Corp................................... 33,530    808,073
   *PROS Holdings, Inc....................................... 12,328    201,193
    Pulse Electronics Corp................................... 25,382    106,097
    QAD, Inc. Class A........................................  8,170     88,236
    QAD, Inc. Class B........................................  2,042     19,664
   *QLogic Corp.............................................. 49,268    747,396
   *Qualstar Corp............................................  6,493     11,752
   *Quantum Corp............................................. 51,697    135,963
   *Quest Software, Inc...................................... 39,204    744,092
   *QuickLogic Corp.......................................... 10,500     43,890
  #*Rackspace Hosting, Inc...................................    600     24,000
   *Radiant Systems, Inc..................................... 23,103    651,274
   *RadiSys Corp............................................. 28,904    229,498
   *Rainmaker Systems, Inc...................................  3,513      3,794
   *Ramtron International Corp............................... 20,857     45,885

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                               SHARES   VALUE+
                                                               ------- --------
Information Technology -- (Continued)
   *RealNetworks, Inc......................................... 133,924 $452,663
   *Red Hat, Inc..............................................   6,300  265,104
   *Reis, Inc.................................................  11,179  118,497
   *Relm Wireless Corp........................................   7,900    8,374
    Renaissance Learning, Inc.................................   8,754  112,489
    RF Industries, Ltd........................................   4,970   21,868
   *RF Micro Devices, Inc.....................................  68,887  464,987
    Richardson Electronics, Ltd...............................  14,984  222,213
  #*RightNow Technologies, Inc................................   6,628  224,954
    Rimage Corp...............................................  10,312  152,824
  #*Riverbed Technology, Inc..................................  11,000  314,930
   *Rofin-Sinar Technologies, Inc.............................  22,500  706,050
  #*Rogers Corp...............................................  14,600  707,808
  #*Rosetta Stone, Inc........................................   6,053   83,531
   *Rovi Corp.................................................  13,664  723,782
  #*Rubicon Technology, Inc...................................  18,870  277,766
   *Rudolph Technologies, Inc.................................  31,364  269,417
   *S1 Corp...................................................  62,365  586,231
   *Saba Software, Inc........................................  15,872  123,167
   *SAIC, Inc.................................................  15,300  245,259
   *Sandisk Corp..............................................  10,505  446,778
   *Sanmina-SCI Corp..........................................  42,398  483,337
   *Sapient Corp..............................................  21,478  298,974
   *ScanSource, Inc...........................................  23,249  859,051
   *Scientific Learning Corp..................................   3,710   11,093
   *SeaChange International, Inc..............................  39,662  379,169
    Seagate Technology........................................  14,957  207,753
   *Selectica, Inc............................................     628    3,310
   *Semtech Corp..............................................  31,569  735,558
   *Sevcon, Inc...............................................   1,971   14,329
   *ShoreTel, Inc.............................................  36,276  309,072
  #*Sigma Designs, Inc........................................  29,920  255,816
   *Silicon Graphics International Corp.......................  27,623  394,180
   *Silicon Image, Inc........................................  68,471  392,339
  #*Silicon Laboratories, Inc.................................   7,141  252,863
   *Simulations Plus, Inc.....................................   1,800    5,976
   *Skyworks Solutions, Inc...................................  23,000  582,130
   *Smart Modular Technologies (WWH), Inc.....................  58,319  524,871
   *Smith Micro Software, Inc.................................  33,180  118,121
   *SolarWinds, Inc...........................................  12,382  266,337
    Solera Holdings, Inc......................................   6,600  368,808
   *Sonus Networks, Inc....................................... 238,696  706,540
   *Soundbite Communications, Inc.............................   3,485    8,434
  #*Sourcefire, Inc...........................................   5,142  126,390
   *Spansion, Inc. Class A....................................  52,098  947,142
   *Spark Networks, Inc.......................................   9,235   34,447
   *Spire Corp................................................   4,715    9,430
   *SRS Labs, Inc.............................................  14,366  127,139
   *SS&C Technologies Holdings, Inc...........................  17,080  316,322
    Stamps.com, Inc...........................................  12,948  216,879
   *Standard Microsystems Corp................................  22,440  530,930
   *StarTek, Inc..............................................  13,585   48,906
  #*STEC, Inc.................................................  31,217  317,477
  #*Stratasys, Inc............................................  18,539  472,744
   *Stream Global Services, Inc...............................   2,237    7,293
   *SuccessFactors, Inc.......................................   5,604  151,308
  #*SunPower Corp. Class A....................................   3,203   62,875
   *Super Micro Computer, Inc.................................  33,098  466,351
   *Supertex, Inc.............................................  11,949  231,572
   *Support.com, Inc..........................................  47,103  151,672
   *Sycamore Networks, Inc....................................  30,835  607,450

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
   *Symantec Corp...........................................  27,910 $  531,965
   *Symmetricom, Inc........................................  41,369    234,562
  #*Synaptics, Inc..........................................   7,200    176,904
   *Synchronoss Technologies, Inc...........................  10,277    300,602
   *SYNNEX Corp.............................................  35,900  1,016,688
   *Synopsys, Inc...........................................  28,905    692,853
   #Syntel, Inc.............................................   4,100    225,377
  #*Take-Two Interactive Software, Inc......................  74,738  1,008,216
   *Taleo Corp..............................................   5,294    175,231
    TE Connectivity, Ltd....................................  12,500    430,375
  #*Tech Data Corp..........................................  57,641  2,690,105
   *TechTarget, Inc.........................................  29,961    198,641
   *Tekelec.................................................  46,144    362,230
   *TeleCommunication Systems, Inc..........................  47,683    242,230
   *TeleTech Holdings, Inc..................................  27,313    540,524
    Tellabs, Inc............................................ 330,646  1,368,874
    Telular Corp............................................  13,892     88,631
   *Teradata Corp...........................................   4,300    236,328
  #*Teradyne, Inc...........................................  44,510    600,440
    Tessco Technologies, Inc................................  10,869    161,405
   *Tessera Technologies, Inc...............................  42,404    666,167
    Texas Instruments, Inc..................................   1,649     49,058
    TheStreet, Inc..........................................  29,582     84,013
  #*THQ, Inc................................................  63,360    168,854
   *TIBCO Software, Inc.....................................  59,289  1,543,886
   *Tier Technologies, Inc..................................  16,183     80,915
   *TNS, Inc................................................   5,458     92,240
    Total System Services, Inc..............................  13,567    252,482
   *Transact Technologies, Inc..............................   6,982     81,061
   *TranSwitch Corp.........................................   1,232      3,708
  #*Travelzoo, Inc..........................................   4,977    262,786
   *Trident Microsystems, Inc...............................  19,100     12,415
   *Trimble Navigation, Ltd.................................   7,220    256,888
   *Trio-Tech International.................................   2,616      9,287
   *Triquint Semiconductor, Inc............................. 133,190  1,001,589
   *TSR, Inc................................................     722      3,494
   *TTM Technologies, Inc...................................  72,976  1,010,718
  #*Tyler Technologies, Inc.................................  14,547    370,803
   *Ultimate Software Group, Inc............................   2,990    162,596
   *Ultra Clean Holdings, Inc...............................  19,667    136,489
   *Ultratech, Inc..........................................  21,400    563,890
   *Unisys Corp.............................................   7,716    160,261
    United Online, Inc......................................  83,083    496,006
  #*Universal Display Corp..................................   4,668    139,620
  #*USA Technologies, Inc...................................   1,583      3,198
   *UTStarcom Holdings Corp.................................  68,439     93,761
   *ValueClick, Inc.........................................  40,348    728,685
   *Varian Semiconductor Equipment Associates, Inc..........   7,198    437,207
  #*Veeco Instruments, Inc..................................  26,773  1,065,298
  #*VeriFone Systems, Inc...................................  14,005    551,377
    VeriSign, Inc...........................................   7,900    246,559
   *Vertro, Inc.............................................   2,023      4,107
  #*Viasat, Inc.............................................  22,578  1,014,430
   *Viasystems Group, Inc...................................   6,923    155,352
   *Vicon Industries, Inc...................................   1,600      7,000
   *Video Display Corp......................................   6,295     25,810
   *Virnetx Holding Corp....................................   8,400    255,444
   *Virtusa Corp............................................  30,447    598,588
   #Visa, Inc...............................................  37,703  3,225,115
  #*Vishay Intertechnology, Inc............................. 181,385  2,497,671
   *Vishay Precision Group, Inc.............................  18,386    313,481

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Information Technology -- (Continued)
   *VistaPrint N.V........................................   7,396 $    197,473
   *Vocus, Inc............................................   2,404       68,682
   *Volterra Semiconductor Corp...........................  10,258      264,349
    Wayside Technology Group, Inc.........................   4,672       52,887
   *Web.com Group, Inc....................................  29,853      259,423
  #*WebMD Health Corp.....................................     197        6,944
   *Websense, Inc.........................................   2,923       66,294
   *Westell Technologies, Inc.............................  54,239      154,581
   *Western Digital Corp..................................  11,683      402,596
   *Winland Electronics, Inc..............................     300          195
   *Wireless Ronin Technologies, Inc......................   1,773        2,606
   *WPCS International, Inc...............................   2,800        8,372
   *Wright Express Corp...................................   9,274      456,281
    Xerox Corp............................................ 190,828    1,780,425
   #Xilinx, Inc...........................................  17,283      554,784
   *XO Group, Inc.........................................  33,845      316,451
   *X-Rite, Inc...........................................  40,691      197,758
   *Yahoo!, Inc...........................................  92,799    1,215,667
   *Zebra Technologies Corp. Class A......................   6,400      256,000
   *Zix Corp..............................................  20,895       80,237
   *Zoran Corp............................................  42,700      354,410
   *Zygo Corp.............................................  16,126      193,512
                                                                   ------------
Total Information Technology..............................          229,882,221
                                                                   ------------
Materials -- (5.0%)
    A. Schulman, Inc......................................  29,698      657,811
   *A.M. Castle & Co......................................  22,460      389,906
   *AEP Industries, Inc...................................   4,680      126,734
    Air Products & Chemicals, Inc.........................   5,900      523,507
    Airgas, Inc...........................................   7,100      487,770
   #AK Steel Holding Corp.................................  90,300    1,097,145
    Albemarle Corp........................................  12,074      803,887
   #Alcoa, Inc............................................ 144,924    2,134,731
    Allegheny Technologies, Inc...........................  13,643      793,886
   #AMCOL International Corp..............................  15,800      484,428
   *American Pacific Corp.................................   5,411       43,504
    American Vanguard Corp................................  27,243      372,139
    AptarGroup, Inc.......................................  13,500      689,175
   *Arabian American Development Co.......................  15,984       71,129
    Arch Chemicals, Inc...................................  20,600      970,672
    Ashland, Inc..........................................  54,786    3,355,095
    Balchem Corp..........................................   8,962      392,267
    Ball Corp.............................................  16,200      628,560
   #Bemis Co., Inc........................................  38,138    1,205,161
    Boise, Inc............................................ 119,665      829,278
    Buckeye Technologies, Inc.............................  34,477      927,087
    Cabot Corp............................................  21,627      845,616
   *Calgon Carbon Corp....................................  20,700      308,223
    Carpenter Technology Corp.............................  21,881    1,256,845
    Celanese Corp. Class A................................   2,400      132,312
   *Century Aluminum Co...................................  91,741    1,194,468
    CF Industries Holdings, Inc...........................   2,548      395,755
   *Chemtura Corp.........................................  39,088      687,949
   *Clearwater Paper Corp.................................   6,889      521,084
    Cliffs Natural Resources, Inc.........................  10,422      936,104
   *Coeur d'Alene Mines Corp..............................  77,342    2,110,663
    Commercial Metals Co.................................. 113,730    1,650,222
    Compass Minerals International, Inc...................   3,600      283,464
   *Contango ORE, Inc.....................................   1,275       19,125
   *Continental Materials Corp............................      73        1,143
   *Core Molding Technologies, Inc........................   6,251       56,822

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Materials -- (Continued)
   *Crown Holdings, Inc.....................................   7,500 $  288,075
    Cytec Industries, Inc...................................  38,430  2,152,080
    Deltic Timber Corp......................................   7,500    388,875
    Domtar Corp.............................................  35,355  2,826,632
    Dow Chemical Co. (The)..................................  79,506  2,772,374
    E.I. du Pont de Nemours & Co............................   8,400    431,928
   #Eagle Materials, Inc....................................  35,734    887,990
    Eastman Chemical Co.....................................   5,600    540,904
  #*Ferro Corp..............................................  50,331    655,310
   *Flotek Industries, Inc..................................   8,292     78,194
    FMC Corp................................................   4,300    376,551
    Freeport-McMoRan Copper & Gold, Inc. Class B............  19,584  1,037,169
    Friedman Industries, Inc................................  10,403    123,276
  #*General Moly, Inc.......................................  54,019    246,867
  #*General Steel Holdings, Inc.............................   4,113      6,046
   *Georgia Gulf Corp.......................................  29,080    582,763
    Globe Specialty Metals, Inc.............................   1,113     25,688
  #*Golden Minerals, Co.....................................  12,619    183,480
   *Graphic Packaging Holding Co............................ 230,801  1,142,465
    Greif, Inc. Class A.....................................   9,665    590,048
    Greif, Inc. Class B.....................................   8,150    475,308
    H.B. Fuller Co..........................................  43,100    985,266
   #Hawkins, Inc............................................   8,643    297,492
    Haynes International, Inc...............................  11,955    748,861
   *Headwaters, Inc.........................................  58,852    134,771
   *Hecla Mining Co.........................................  87,700    681,429
   *Horsehead Holding Corp..................................  41,698    465,767
    Huntsman Corp...........................................  77,228  1,475,055
    Innophos Holdings, Inc..................................  20,319    979,376
   *Innospec, Inc...........................................  20,445    656,693
    International Flavors & Fragrances, Inc.................   1,100     67,287
    International Paper Co..................................  67,871  2,015,769
  #*Intrepid Potash, Inc....................................     400     13,300
   #Kaiser Aluminum Corp....................................  18,893  1,054,607
   *KapStone Paper & Packaging Corp.........................  39,807    620,591
    KMG Chemicals, Inc......................................  11,193    187,595
    Koppers Holdings, Inc...................................   3,823    141,527
   *Kraton Performance Polymers, Inc........................   8,070    291,327
    Kronos Worldwide, Inc...................................  40,706  1,260,258
   *Landec Corp.............................................  28,448    175,809
    Limoneira Co............................................     655     13,578
   *Louisiana-Pacific Corp.................................. 132,308  1,025,387
   *LSB Industries, Inc.....................................  16,844    669,381
    Lubrizol Corp...........................................   5,809    781,891
   #Martin Marietta Materials, Inc..........................   2,152    162,734
   *Materion Corp...........................................  18,800    716,656
    MeadWestavco Corp....................................... 151,161  4,707,154
   *Mercer International, Inc...............................  44,279    409,138
   *Metals USA Holdings Corp................................  25,894    398,250
    Minerals Technologies, Inc..............................  16,140  1,045,549
  #*Mines Management, Inc...................................   9,985     18,972
   *Mod-Pac Corp............................................   1,922     11,494
   *Mosaic Co. (The)........................................   5,700    403,104
    Myers Industries, Inc...................................  35,052    417,119
    Nalco Holding Co........................................  17,300    611,555
    Neenah Paper, Inc.......................................  14,667    296,127
    NewMarket Corp..........................................   3,700    606,874
    Newmont Mining Corp.....................................  16,000    889,760
    NL Industries, Inc......................................  44,564    802,152
   *Noranda Aluminum Holding Corp...........................   2,129     29,551
   *Northern Technologies International Corp................   3,655     64,182

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------ ------------
Materials -- (Continued)
   #Nucor Corp............................................. 21,823 $    848,696
    Olin Corp.............................................. 68,614    1,434,719
   #Olympic Steel, Inc..................................... 10,669      278,994
   *OM Group, Inc.......................................... 30,871    1,120,000
   *Omnova Solutions, Inc.................................. 35,602      240,670
   *Owens-Illinois, Inc.................................... 11,028      255,519
    P.H. Glatfelter Co..................................... 45,626      688,496
    Packaging Corp. of America............................. 22,528      600,822
   *Penford Corp........................................... 11,940       69,371
    PolyOne Corp........................................... 85,702    1,328,381
   #PPG Industries, Inc....................................  5,100      429,420
    Quaker Chemical Corp................................... 10,900      441,886
    Reliance Steel & Aluminum Co........................... 64,512    3,032,709
    Rock-Tenn Co. Class A.................................. 14,042      863,021
   *Rockwood Holdings, Inc................................. 29,600    1,789,912
   #Royal Gold, Inc........................................ 16,675    1,068,868
    RPM International, Inc................................. 30,156      635,688
  #*RTI International Metals, Inc.......................... 29,693      952,255
   #Schnitzer Steel Industries, Inc. Class A............... 20,059    1,018,797
    Schweitzer-Maudoit International, Inc.................. 15,888      891,476
   #Scotts Miracle-Gro Co. Class A (The)...................  5,700      287,622
    Sealed Air Corp........................................ 23,750      511,338
  #*Senomyx, Inc........................................... 18,278       95,411
    Sensient Technologies Corp............................. 43,380    1,610,266
   #Sherwin-Williams Co....................................  4,900      378,133
    Sigma-Aldrich Corp.....................................  3,666      245,989
    Silgan Holdings, Inc...................................  6,835      265,061
  #*Silver Bull Resources, Inc.............................  3,700        2,516
   *Solitario Exploration & Royalty Corp...................  1,300        3,653
   *Solutia, Inc........................................... 21,100      452,384
    Sonoco Products Co..................................... 10,990      352,230
   *Spartech Corp.......................................... 26,974      155,100
    Steel Dynamics, Inc.................................... 98,076    1,531,947
    Stepan Co..............................................  7,000      555,100
  #*Stillwater Mining Co................................... 66,500    1,017,450
    Synalloy Corp..........................................  9,022      104,114
    Temple-Inland, Inc..................................... 76,773    2,304,725
   #Texas Industries, Inc.................................. 24,112      930,964
   #Titanium Metals Corp................................... 10,437      185,674
  #*U.S. Gold Corp......................................... 76,674      486,880
   *United States Lime & Minerals, Inc.....................  5,358      220,964
   #United States Steel Corp............................... 29,380    1,174,906
   *Universal Stainless & Alloy Products, Inc..............  6,880      307,467
    Valhi, Inc.............................................  8,200      444,604
    Valspar Corp........................................... 69,104    2,271,448
   *Verso Paper Corp.......................................  1,365        3,426
   #Vulcan Materials Co.................................... 28,506      977,471
    Walter Energy, Inc.....................................  7,300      894,761
    Wausau Paper Corp...................................... 47,511      350,631
   #Westlake Chemical Corp................................. 74,956    3,878,973
    Worthington Industries, Inc............................ 63,193    1,325,157
   *WR Grace & Co..........................................  7,182      362,260
    Zep, Inc............................................... 14,403      270,056
  #*Zoltek Cos., Inc....................................... 34,477      348,562
                                                                   ------------
Total Materials............................................         111,826,021
                                                                   ------------
Other -- (0.0%)
   *All American Group, Inc. Escrow Shares.................  1,300           --
 .#*Atlas Energy, Inc. Escrow Shares....................... 29,615           --
  .*J. Crew Group, Inc. Escrow Shares......................  5,300           --
  .*MAIR Holdings, Inc. Escrow Shares......................  3,915           --

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Other -- (Continued)
  .*Softbrands, Inc. Escrow Shares.........................   5,800 $        --
   *Tesco Corp. ADR........................................   1,771      37,651
  .*Voyager Learning Co. Escrow Shares.....................   5,149          --
                                                                    -----------
Total Other................................................              37,651
                                                                    -----------
Telecommunication Services -- (2.2%)
    AboveNet, Inc..........................................  11,784     717,528
   #Alaska Communications Systems Group, Inc...............   5,262      38,044
    AT&T, Inc.............................................. 802,858  23,491,625
    Atlantic Tele-Network, Inc.............................  15,066     569,043
   *Cbeyond, Inc...........................................  18,494     207,688
   *CenturyLink, Inc.......................................  44,522   1,652,211
  #*Cincinnati Bell, Inc...................................  46,300     160,198
   *Cogent Communications Group, Inc.......................  13,065     196,890
   #Consolidated Communications Holdings, Inc..............  20,794     374,708
   *Crown Castle International Corp........................  11,600     503,440
  #*FiberTower Corp........................................  23,603      26,435
   #Frontier Communications Corp........................... 346,071   2,592,072
   *General Communications, Inc. Class A...................  44,400     503,940
   *Global Crossing, Ltd...................................   8,621     296,821
    HickoryTech Corp.......................................  11,368     121,410
    IDT Corp. Class B......................................  18,419     444,450
  #*Iridium Communications, Inc............................  35,748     304,930
  #*Leap Wireless International, Inc.......................  39,583     532,787
  #*Level 3 Communications, Inc............................  33,128      72,219
   *MetroPCS Communications, Inc...........................  74,060   1,205,697
   *Neutral Tandem, Inc....................................  33,890     519,534
   *NII Holdings, Inc......................................   3,880     164,318
    NTELOS Holdings Corp...................................  12,643     245,527
   *PAETEC Holding Corp....................................  34,800     153,816
  #*Pendrell Corp..........................................   4,250      11,900
   *Premiere Global Services, Inc..........................  51,433     435,123
   *Primus Telecommunications Group, Inc...................     654       8,901
   *SBA Communications Corp................................   3,000     114,510
   #Shenandoah Telecommunications Co.......................  19,576     310,475
  #*Sprint Nextel Corp..................................... 405,516   1,715,333
    SureWest Communications................................  13,538     177,619
    Telephone & Data Systems, Inc..........................  41,604   1,179,889
    Telephone & Data Systems, Inc. Special Shares..........  36,815     917,430
   *tw telecom, inc........................................   4,582      90,494
   *United States Cellular Corp............................  14,853     656,354
    USA Mobility, Inc......................................  23,864     393,995
    Verizon Communications, Inc............................ 205,994   7,269,528
    Warwick Valley Telephone Co............................   5,097      71,511
   #Windstream Corp........................................  43,692     533,479
                                                                    -----------
Total Telecommunication Services...........................          48,981,872
                                                                    -----------
Utilities -- (1.4%)
   *AES Corp............................................... 383,520   4,721,131
   #AGL Resources, Inc.....................................   7,625     311,100
   #ALLETE, Inc............................................   8,800     354,200
    Alliant Energy Corp....................................     753      29,676
    American States Water Co...............................   4,325     147,872
   #Aqua America, Inc......................................  13,326     281,845
    Artesian Resources Corp................................   2,233      40,641
    Atmos Energy Corp......................................   8,662     289,571
    Avista Corp............................................  13,903     350,495
   #Black Hills Corp.......................................   9,122     272,565
  #*Cadiz, Inc.............................................   2,750      29,645
    California Water Service Group.........................  15,378     281,571
  #*Calpine Corp........................................... 112,188   1,823,055

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Utilities -- (Continued)
    CenterPoint Energy, Inc.................................   1,100 $   21,538
    Central Vermont Public Service Corp.....................   6,594    231,383
    CH Energy Group, Inc....................................   6,000    306,420
    Chesapeake Utilities Corp...............................   3,236    124,942
    Cleco Corp..............................................   6,015    208,841
   #CMS Energy Corp.........................................  19,300    369,402
    Connecticut Water Services, Inc.........................   3,934     99,648
   #Consolidated Water Co., Ltd.............................  12,773    115,212
    Delta Natural Gas Co., Inc..............................     929     30,081
    DPL, Inc................................................   7,586    229,476
   *Dynegy, Inc............................................. 120,391    688,637
    El Paso Electric Co.....................................  10,600    354,570
   #Empire District Electric Co.............................  10,256    209,325
   *Environmental Power Corp................................   1,800         32
    Gas Natural, Inc........................................   1,513     16,946
   *GenOn Energy, Inc....................................... 656,701  2,554,567
    Great Plains Energy, Inc................................  13,107    264,368
   #Hawaiian Electric Industries, Inc.......................   8,638    202,129
    IDACORP, Inc............................................   5,746    225,301
    Integrys Energy Group, Inc..............................   7,049    353,930
    ITC Holdings Corp.......................................   5,500    386,430
    Laclede Group, Inc......................................   5,586    208,078
    MDU Resources Group, Inc................................   3,108     67,008
    MGE Energy, Inc.........................................   5,519    226,721
    Middlesex Water Co......................................  10,550    192,960
    National Fuel Gas Co....................................   2,800    202,664
    New Jersey Resources Corp...............................   9,664    421,447
    Nicor, Inc..............................................   5,100    278,970
    Northeast Utilities, Inc................................   5,500    187,000
    Northwest Natural Gas Co................................   6,531    291,348
    NorthWestern Corp.......................................   8,700    278,574
   *NRG Energy, Inc......................................... 118,837  2,913,883
    NSTAR...................................................   7,800    345,774
    NV Energy, Inc..........................................  21,887    324,803
    OGE Energy Corp.........................................   5,300    265,212
    Oneok, Inc..............................................     900     65,511
   #Ormat Technologies, Inc.................................  33,808    705,235
    Otter Tail Corp.........................................   8,800    182,864
    Pennichuck Corp.........................................   3,741    106,806
   #Piedmont Natural Gas Co.................................   7,025    204,919
    Pinnacle West Capital Corp..............................   7,400    313,390
    PNM Resources, Inc......................................  20,600    309,412
    Portland General Electric Co............................  17,700    438,606
    Public Service Enterprise Group, Inc....................  68,524  2,244,161
    Questar Corp............................................  41,730    769,084
    RGC Resources, Inc......................................     200      6,376
   #SJW Corp................................................  17,289    406,637
   #South Jersey Industries, Inc............................   7,448    376,124
    Southwest Gas Corp......................................  11,154    415,933
  #*Synthesis Energy Systems, Inc...........................  44,876     92,893
    TECO Energy, Inc........................................  20,582    381,384
    UGI Corp................................................  10,988    332,936
   #UIL Holdings Corp.......................................  11,528    368,089
    UniSource Energy Corp...................................   9,000    331,380
    Unitil Corp.............................................   5,773    147,500
    Vectren Corp............................................   7,979    210,725
   #Westar Energy, Inc......................................  11,100    286,491
    WGL Holdings, Inc.......................................   7,470    289,911

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                      SHARES         VALUE+
                                                    ------------ --------------
Utilities -- (Continued)
    York Water Co..................................        4,220 $       71,909
                                                                 --------------
Total Utilities....................................                  31,189,263
                                                                 --------------
TOTAL COMMON STOCKS................................               1,911,629,693
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
  .*Avalon Contingent Value Rights.................        6,200             --
  .*BankAtlantic Bancorp, Inc. Rights 06/16/11.....       19,108          5,350
  .*Capital Bank Corp. Rights 03/04/11.............        2,758             --
   *Celgene Corp. Contingent Value Rights..........        5,190         10,640
  .*Contra Pharmacopeia Contingent Value Rights....        9,274             --
  .*Emergent Biosolutions, Inc. Contingent Value
   Rights..........................................        3,245             --
  .*U.S. Concrete, Inc. Warrants A 08/31/17........          567             --
  .*U.S. Concrete, Inc. Warrants B 08/31/17........          567             --
   *Valley National Bancorp Warrants 06/30/15......          106            287
                                                                 --------------
TOTAL RIGHTS/WARRANTS..............................                      16,277
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
   BlackRock Liquidity Funds Tempcash Portfolio -
     Institutional Shares..........................   11,772,274     11,772,274
                                                                 --------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                    ------------
                                                       (000)
SECURITIES LENDING COLLATERAL -- (13.4%)
(S)@DFA Short Term Investment Fund.................  296,803,841    296,803,841
   @Repurchase Agreement, JPMorgan Securities LLC
     0.20%, 08/01/11 (Collateralized by $675,922
     FNMA, rates ranging from 4.500% to 6.500%,
     maturities ranging from 05/01/36 to 07/01/41,
     valued at $678,048) to be repurchased at
     $656,237...................................... $        656        656,226
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL................                 297,460,067
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,032,635,316)^^..........................              $2,220,878,311
                                                                 ==============

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  287,409,316           --   --    $  287,409,316
   Consumer Staples.........    106,681,064           --   --       106,681,064
   Energy...................    213,995,336 $      4,550   --       213,999,886
   Financials...............    451,458,072           --   --       451,458,072
   Health Care..............    165,407,147       24,012   --       165,431,159
   Industrials..............    264,572,308      160,860   --       264,733,168
   Information Technology...    229,882,221           --   --       229,882,221
   Materials................    111,826,021           --   --       111,826,021
   Other....................         37,651           --   --            37,651
   Telecommunication
     Services...............     48,981,872           --   --        48,981,872
   Utilities................     31,189,263           --   --        31,189,263
Rights/Warrants.............         10,927        5,350   --            16,277
Temporary Cash Investments..     11,772,274           --   --        11,772,274
Securities Lending
  Collateral................             --  297,460,067   --       297,460,067
                             -------------- ------------   --    --------------
TOTAL....................... $1,923,223,472 $297,654,839   --    $2,220,878,311
                             ============== ============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                           U.S. SMALL CAP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                             SHARES    VALUE+
                                                             ------- ----------
COMMON STOCKS -- (81.5%)
Consumer Discretionary -- (14.0%)
   *1-800-FLOWERS.COM, Inc..................................  92,662 $  278,913
   *4Kids Entertainment, Inc................................ 181,088     38,028
   *99 Cents Only Stores.................................... 267,156  5,276,331
   #Aaron's, Inc............................................ 265,037  6,681,583
   *AC Moore Arts & Crafts, Inc............................. 204,747    378,782
   #Acme United Corp........................................   7,400     74,814
   *AFC Enterprises, Inc....................................  98,923  1,528,360
    AH Belo Corp............................................  63,409    405,818
    Aldila, Inc.............................................  67,103    258,347
    Ambassadors Group, Inc..................................  58,376    497,364
    Amcon Distributing Co...................................   2,169    141,766
  #*American Apparel, Inc................................... 171,864    178,739
  #*American Axle & Manufacturing Holdings, Inc............. 254,687  2,921,260
   *American Biltrite, Inc..................................   6,228     52,564
   #American Greetings Corp. Class A........................  47,800  1,059,726
  #*American Public Education, Inc..........................  62,403  2,843,705
   *America's Car-Mart, Inc.................................  37,927  1,283,450
   *Amerigon, Inc...........................................  77,777  1,308,209
    Ameristar Casinos, Inc.................................. 192,036  4,263,199
  #*ANN, Inc................................................ 206,770  5,363,614
    Arbitron, Inc...........................................  94,283  3,688,351
   *Archipelago Learning, Inc...............................  44,201    426,098
   *Arctic Cat, Inc.........................................  44,256    729,339
    Ark Restaurants Corp....................................  17,030    258,004
   *Asbury Automotive Group, Inc............................ 152,117  3,275,079
   *Ascena Retail Group, Inc................................  16,596    536,383
   *Ascent Capital Group, Inc. Class A......................  47,139  2,267,857
  #*Atrinsic, Inc...........................................  31,641    124,666
   *Audiovox Corp. Class A.................................. 161,082  1,158,180
   *Bakers Footwear Group, Inc..............................  24,144     24,385
   *Ballantyne Strong, Inc..................................  44,163    168,703
  #*Bally Technologies, Inc.................................  28,700  1,131,641
   #Barnes & Noble, Inc..................................... 207,629  3,612,745
    Bassett Furniture Industries, Inc....................... 161,298  1,274,254
  #*Beasley Broadcast Group, Inc............................  68,353    287,766
  #*Beazer Homes USA, Inc................................... 280,735    814,132
    bebe stores, Inc........................................ 315,077  2,334,721
   *Belo Corp............................................... 325,221  2,273,295
   *Benihana, Inc...........................................   6,563     59,855
   *Benihana, Inc. Class A..................................  20,256    186,760
   #Big 5 Sporting Goods Corp...............................  66,279    546,802
   *Biglari Holdings, Inc...................................   5,646  2,078,688
  #*BJ's Restaurants, Inc...................................  97,014  4,498,539
   *Black Diamond, Inc......................................  30,200    253,982
  #*Blockbuster, Inc. Class A............................... 777,209     67,617
  #*Blue Nile, Inc..........................................  49,997  2,117,873
   *Bluegreen Corp.......................................... 106,741    275,392
    Blyth, Inc..............................................  28,392  1,796,078
    Bob Evans Farms, Inc.................................... 105,575  3,646,560
   #Bon-Ton Stores, Inc. (The).............................. 121,759  1,235,854
   #Books-A-Million, Inc....................................  45,236    139,779
  #*Borders Group, Inc...................................... 145,399      3,053
    Bowl America, Inc. Class A..............................   6,328     80,555
  #*Boyd Gaming Corp........................................ 210,304  1,838,057
  #*Bridgepoint Education, Inc.............................. 184,329  4,563,986
    Brinker International, Inc.............................. 240,706  5,781,758
   *Broadview Institute, Inc................................     200        190
   *Brookfield Residential Properties, Inc..................  30,962    308,691

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
 Consumer Discretionary -- (Continued)
    #Brown Shoe Co., Inc.................................... 210,300 $2,124,030
    #Brunswick Corp......................................... 126,369  2,758,635
    #Buckle, Inc............................................ 166,850  7,393,124
   #*Buffalo Wild Wings, Inc................................  64,147  4,075,259
    *Build-A-Bear-Workshop, Inc.............................  66,021    408,670
   #*Cabela's, Inc.......................................... 244,173  6,680,573
    *Cache, Inc.............................................  41,316    239,633
   .*California Coastal Communities, Inc.................... 132,938         --
    #Callaway Golf Co....................................... 227,197  1,442,701
    *Cambium Learning Group, Inc............................ 111,408    352,049
    *Canterbury Park Holding Corp...........................  12,421    141,227
    *Capella Education Co...................................  45,693  1,953,376
   #*Career Education Corp.................................. 214,349  4,863,579
    *Caribou Coffee Co., Inc................................  70,723    934,251
   #*Carmike Cinemas, Inc................................... 138,168    858,023
     Carriage Services, Inc................................. 145,934    833,283
    *Carrols Restaurant Group, Inc..........................  81,024    796,466
   #*Carter's, Inc.......................................... 215,859  7,231,276
    *Casual Male Retail Group, Inc.......................... 168,699    710,223
     Cato Corp. Class A.....................................  98,052  2,727,807
    *Cavco Industries, Inc..................................  20,907    889,802
     CEC Entertainment, Inc.................................  80,916  3,131,449
    *Central European Media Enterprises, Ltd. Class A.......  15,298    292,498
   #*Charles & Colvard, Ltd.................................  54,095    132,533
    *Charming Shoppes, Inc.................................. 400,625  1,642,562
   #*Cheesecake Factory, Inc................................ 211,504  6,097,660
    #Cherokee, Inc..........................................  29,359    465,634
   #*Children's Place Retail Stores, Inc. (The).............  95,163  4,598,276
     Christopher & Banks Corp............................... 123,105    775,562
    *Chromcraft Revington, Inc..............................  22,839     31,975
     Churchill Downs, Inc...................................  56,783  2,494,477
     Cinemark Holdings, Inc................................. 227,957  4,442,882
    *Citi Trends, Inc.......................................  48,728    683,654
    *Coast Distribution System, Inc.........................  43,930    131,790
    *Cobra Electronics Corp.................................  13,764     53,680
   #*Coinstar, Inc.......................................... 107,816  5,267,890
   #*Coldwater Creek, Inc................................... 208,113    262,222
   #*Collective Brands, Inc................................. 216,679  2,552,479
     Collectors Universe, Inc...............................  56,999    891,464
    #Columbia Sportswear Co.................................  75,659  4,342,827
    *Comstock Homebuilding Companies, Inc...................   4,766      5,910
   #*Conn's, Inc............................................ 109,431    900,617
     Cooper Tire & Rubber Co................................ 231,001  3,894,677
    *Core-Mark Holding Co., Inc.............................  36,982  1,377,210
   #*Corinthian Colleges, Inc............................... 229,718    955,627
    *Cosi, Inc..............................................   4,600      3,220
   #*Cost Plus, Inc.........................................  77,725    690,975
    #CPI Corp...............................................  24,561    273,610
    #Cracker Barrel Old Country Store, Inc..................  86,199  3,888,437
    *Craftmade International, Inc...........................  14,498     43,494
    *Crocs, Inc............................................. 316,591  9,918,796
   #*Crown Media Holdings, Inc..............................  52,217     88,769
     CSS Industries, Inc....................................  26,600    527,744
    *Culp, Inc..............................................  37,220    331,258
   #*Cumulus Media, Inc..................................... 801,871  2,830,605
    *Cybex International, Inc...............................     400        320
    *Daily Journal Corp.....................................     200     14,600
   #*Dana Holding Corp...................................... 273,121  4,552,927
    *Deckers Outdoor Corp...................................  83,320  8,269,510
    *Decorator Industries, Inc..............................  14,529      9,589
    *dELiA*s, Inc...........................................  26,901     47,346

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   *Delta Apparel, Inc......................................  13,380 $  263,185
    Destination Maternity Corp..............................  45,652    749,606
   *DGSE Cos., Inc..........................................   5,479     48,544
   #Dillard's, Inc. Class A................................. 175,813  9,891,239
   *DineEquity, Inc.........................................  62,794  3,271,567
   *Dixie Group, Inc........................................ 107,711    466,389
   *Dolan Media Co.......................................... 103,074    817,377
   *Domino's Pizza, Inc..................................... 247,540  6,651,400
   *Dorman Products, Inc....................................  61,976  2,214,402
   #Dover Downs Gaming & Entertainment, Inc.................  43,169    133,824
   *Dover Motorsports, Inc..................................  56,312    104,177
   *Dreams, Inc.............................................     628      1,652
   #Drew Industries, Inc....................................  75,565  1,609,534
   *DSW, Inc................................................ 136,560  7,234,949
   *Duckwall-ALCO Stores, Inc...............................   4,753     53,234
   *E.W. Scripps Co. Class A (The).......................... 161,554  1,392,595
  #*Eastman Kodak Co........................................ 611,110  1,466,664
    EDCI Holdings, Inc......................................  19,757     86,931
   #Educational Development Corp............................  15,090     80,732
    Einstein Noah Restaurant Group, Inc.....................  56,503    885,967
   *ELXSI Corp..............................................   1,800      3,600
   *Emerson Radio Corp...................................... 197,300    349,221
   *Emmis Communications Corp. Class A......................  85,399     86,253
  #*Empire Resorts, Inc.....................................  83,019     75,547
  #*Entercom Communications Corp............................ 104,657    830,977
   *Entravision Communications Corp......................... 180,470    348,307
    Escalade, Inc...........................................  38,965    230,673
   #Ethan Allen Interiors, Inc..............................  99,836  1,836,982
   *Ever-Glory International Group, Inc.....................   1,580      2,986
   *Exide Technologies...................................... 266,699  1,909,565
   *Express, Inc............................................ 128,748  2,889,105
   *Famous Dave's of America, Inc...........................  27,193    279,000
   *Federal Screw Works.....................................   1,562      9,645
   *Federal-Mogul Corp...................................... 129,131  2,475,441
    Finish Line, Inc. Class A............................... 188,710  4,019,523
   *Fisher Communications, Inc..............................  21,878    641,463
    Flanigan's Enterprises, Inc.............................   5,380     38,682
    Flexsteel Industries, Inc...............................  22,031    335,973
   *Footstar, Inc...........................................  22,800     18,240
   *Frederick's of Hollywood Group, Inc.....................   3,755      2,516
    Fred's, Inc............................................. 135,362  1,784,071
    Frisch's Restaurants, Inc...............................  20,810    438,883
  #*Fuel Systems Solutions, Inc.............................  64,450  1,368,918
  #*Full House Resorts, Inc.................................  60,083    189,862
   *Furniture Brands International, Inc..................... 167,465    674,884
    Gaiam, Inc..............................................  56,441    243,825
   *GameTech International, Inc.............................  12,400      3,100
    Gaming Partners International Corp......................   8,434     66,123
  #*Gaylord Entertainment Co................................ 174,161  5,109,884
   *Geeknet, Inc............................................   8,402    207,025
   *Genesco, Inc............................................  84,018  4,352,132
   *G-III Apparel Group, Ltd................................  68,127  2,103,080
   *Global Sources, Ltd.....................................  17,507    161,239
   *Global Traffic Network, Inc.............................  64,985    766,173
  #*Golfsmith International Holdings, Inc...................   4,188     17,380
   *Grand Canyon Education, Inc............................. 137,957  2,123,158
   *Gray Television, Inc.................................... 172,228    418,514
   *Gray Television, Inc. Class A...........................  25,939     54,472
   *Great Wolf Resorts, Inc................................. 213,408    744,794
   #Group 1 Automotive, Inc.................................  83,138  3,959,863
   *Hallwood Group, Inc.....................................   1,128     18,082

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   *Hampshire Group, Ltd....................................   8,000 $   29,600
   *Harris Interactive, Inc................................. 947,108    757,686
    Harte-Hanks, Inc........................................ 223,199  1,823,536
   *Hastings Entertainment, Inc.............................  42,003    195,314
    Haverty Furniture Cos., Inc.............................  62,880    697,339
    Haverty Furniture Cos., Inc. Class A....................   2,292     25,304
   *Heelys, Inc.............................................  24,682     55,534
   *Helen of Troy, Ltd...................................... 106,190  3,424,628
  #*hhgregg, Inc............................................ 123,756  1,525,911
   *Hibbett Sporting Goods, Inc.............................  96,350  3,780,774
   #Hillenbrand, Inc........................................ 215,605  4,719,593
    Hooker Furniture Corp...................................  36,225    326,750
    Hot Topic, Inc.......................................... 163,145  1,218,693
  #*Hovnanian Enterprises, Inc.............................. 245,769    471,876
   *HSN, Inc................................................ 206,075  6,736,592
   *Iconix Brand Group, Inc................................. 250,824  5,851,724
   *Image Entertainment, Inc................................  62,518      9,378
   *Infosonics Corp.........................................  41,850     32,224
    Insignia Systems, Inc...................................  15,351     58,180
    International Speedway Corp.............................  95,079  2,659,360
   *Interval Leisure Group, Inc............................. 245,466  3,154,238
  #*iRobot Corp.............................................  91,269  3,190,764
   *Isle of Capri Casinos, Inc..............................  61,370    520,418
  #*ITT Educational Services, Inc...........................  91,994  7,881,126
   *J. Alexander's Corp.....................................  15,982    104,522
   *Jack in the Box, Inc.................................... 184,282  4,186,887
   *Jaclyn, Inc.............................................   2,235     15,086
  #*JAKKS Pacific, Inc......................................  75,915  1,324,717
   *Jamba, Inc.............................................. 123,728    249,931
   *Johnson Outdoors, Inc. Class A..........................  18,899    336,969
    Jones Group, Inc. (The)................................. 235,699  3,049,945
  #*Jos. A. Bank Clothiers, Inc.............................  94,909  4,869,781
   *Journal Communications, Inc............................. 180,719    896,366
  #*K12, Inc................................................ 122,737  3,937,403
   #KB Home................................................. 289,232  2,455,580
   *Kenneth Cole Productions, Inc. Class A..................  34,529    440,590
   *Kid Brands, Inc......................................... 195,908    899,218
  #*Kirkland's, Inc.........................................  91,646    988,860
   *Knology, Inc............................................ 169,861  2,332,192
   *Kona Grill, Inc.........................................  17,060    125,562
    Koss Corp...............................................  21,872    135,169
  #*Krispy Kreme Doughnuts, Inc............................. 234,471  1,917,973
    KSW, Inc................................................  20,184     79,727
  #*K-Swiss, Inc. Class A...................................  89,823    957,513
   #Lacrosse Footwear, Inc..................................  26,628    370,129
   *Lakeland Industries, Inc................................  13,539    111,561
   *Lakes Entertainment, Inc................................  61,139    133,283
   *Lazare Kaplan International, Inc........................   9,600     24,144
   *La-Z-Boy, Inc........................................... 175,340  1,537,732
   *Leapfrog Enterprises, Inc............................... 144,328    562,879
    Learning Tree International, Inc........................  40,081    402,012
  #*Lee Enterprises, Inc.................................... 476,631    438,501
  #*Libbey, Inc.............................................  66,752  1,032,653
   *Liberty Media Corp. Capital Class B.....................   1,797    143,913
  #*Life Time Fitness, Inc.................................. 144,801  6,046,890
    Lifetime Brands, Inc....................................  51,358    564,938
   *LIN TV Corp. Class A.................................... 150,316    616,296
   #Lincoln Educational Services Corp.......................  75,737  1,354,178
    Lithia Motors, Inc...................................... 152,270  3,142,853
   *Live Nation Entertainment, Inc.......................... 300,346  3,333,841
  #*LodgeNet Interactive Corp...............................  58,664    166,019

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   *Luby's, Inc............................................. 245,262 $1,341,583
   *Lumber Liquidators Holdings, Inc........................   1,204     18,915
   *M/I Homes, Inc..........................................  64,341    727,053
    Mac-Gray Corp...........................................  44,267    650,725
   *Madison Square Garden Co. (The)......................... 109,238  2,894,807
   *Maidenform Brands, Inc..................................  80,476  2,080,305
    Marcus Corp.............................................  68,270    660,854
  #*Marine Products Corp.................................... 119,549    651,542
   *MarineMax, Inc..........................................  78,412    720,606
  #*Martha Stewart Living Omnimedia, Inc. Class A...........  78,613    322,313
   #Matthews International Corp. Class A.................... 100,053  3,620,918
   *MAXXAM, Inc.............................................     253    164,450
  #*McClatchy Co. (The)..................................... 204,872    460,962
   *McCormick & Schmick's Seafood Restaurants, Inc..........  72,589    641,687
    McRae Industries, Inc. Class A..........................   2,500     34,462
   #MDC Holdings, Inc....................................... 151,766  3,431,429
   *Meade Instruments Corp..................................  16,515     83,731
  #*Media General, Inc. Class A.............................  75,311    205,599
    Men's Wearhouse, Inc. (The)............................. 173,603  5,692,442
   #Meredith Corp........................................... 124,410  3,713,638
  #*Meritage Homes Corp..................................... 109,161  2,385,168
   *Midas, Inc..............................................  43,631    238,225
   *Modine Manufacturing Co................................. 161,177  2,403,149
   *Monarch Casino & Resort, Inc............................  46,204    533,656
   #Monro Muffler Brake, Inc................................  99,239  3,548,787
   *Morgans Hotel Group Co..................................  33,427    239,337
   *Morton's Restaurant Group, Inc..........................  59,669    413,506
   *Motorcar Parts of America, Inc..........................  42,248    545,422
    Movado Group, Inc.......................................  62,732  1,015,004
   *MTR Gaming Group, Inc...................................  58,827    173,540
   *Multimedia Games Holding Co., Inc.......................  97,834    424,600
   *Nathan's Famous, Inc....................................  18,799    357,369
    National CineMedia, Inc................................. 184,292  2,714,621
   *Nautilus, Inc........................................... 217,722    409,317
   *Navarre Corp............................................  88,513    175,256
   *New Frontier Media, Inc.................................   3,200      4,480
   *New York & Co., Inc..................................... 205,566  1,122,390
  #*New York Times Co. Class A (The)........................ 494,105  4,239,421
   *Nexstar Broadcasting Group, Inc.........................  27,364    239,709
   *Nobel Learning Communities, Inc.........................  16,125    188,985
   *Nobility Homes, Inc.....................................  13,083    103,356
   #Nutri/System, Inc.......................................  90,860  1,357,448
   *O'Charley's, Inc........................................  71,526    435,593
  #*Office Depot, Inc....................................... 962,466  3,638,121
  #*OfficeMax, Inc.......................................... 295,315  2,090,830
  #*Orbitz Worldwide, Inc................................... 269,067    877,158
   *Orient-Express Hotels, Ltd.............................. 342,132  3,383,685
  .*Orleans Homebuilders, Inc............................... 167,606         --
    Outdoor Channel Holdings, Inc...........................  84,462    561,672
   *Overstock.com, Inc......................................  73,055    927,068
   #Oxford Industries, Inc..................................  88,421  3,464,335
   *P & F Industries, Inc. Class A..........................  10,000     48,800
   #P.F. Chang's China Bistro, Inc..........................  73,381  2,416,436
  #*Pacific Sunwear of California, Inc...................... 211,007    588,710
   *Papa John's International, Inc..........................  87,903  2,743,453
  #*Peet's Coffee & Tea, Inc................................  43,070  2,515,288
   #Penske Automotive Group, Inc............................ 309,586  6,851,138
   #Pep Boys - Manny, Moe & Jack (The)...................... 185,586  1,995,050
   *Perfumania Holdings, Inc................................   2,175     28,993
   *Perry Ellis International, Inc..........................  68,577  1,602,644
   #PetMed Express, Inc.....................................  69,974    767,615

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                            SHARES     VALUE+
                                                           --------- ----------
Consumer Discretionary -- (Continued)
  #*Pier 1 Imports, Inc...................................   641,193 $7,046,710
   *Pinnacle Entertainment, Inc...........................   220,582  3,182,998
   *Point.360.............................................     4,284      2,742
   #Pool Corp.............................................   164,382  4,397,218
  #*Princeton Review, Inc.................................   134,152     30,855
   *Q.E.P. Co., Inc.......................................     9,614    210,931
  #*Quantum Fuel Systems Technologies Worldwide, Inc......     6,097     26,583
   *Quiksilver, Inc.......................................   564,881  2,971,274
  #*Radio One, Inc........................................ 1,003,142  1,434,493
   *Reading International, Inc. Class A...................    22,403     97,453
   *Reading International, Inc. Class B...................     2,710     18,889
   *Red Lion Hotels Corp..................................    64,878    489,829
  #*Red Robin Gourmet Burgers, Inc........................    52,700  1,813,934
  #*Regal Entertainment Group.............................   342,416  4,379,501
    Regis Corp............................................   200,119  2,971,767
    Rent-A-Center, Inc....................................   212,364  5,744,446
   *Rentrak Corp..........................................    26,981    446,266
    RG Barry Corp.........................................    35,707    405,989
   *Rick's Cabaret International, Inc.....................    33,867    277,709
  .*Riviera Holdings Corp.................................    10,000         --
   *Rockford Corp.........................................    24,170     78,552
   *Rocky Brands, Inc.....................................    94,670  1,205,149
   *Ruby Tuesday, Inc.....................................   206,691  1,878,821
  #*Rue21, Inc............................................    37,340  1,227,366
   *Ruth's Hospitality Group, Inc.........................   122,131    702,253
   #Ryland Group, Inc. (The)..............................   149,396  2,200,603
   *Saga Communications, Inc..............................    13,957    453,882
  #*Saks, Inc.............................................   552,854  5,937,652
    Salem Communications Corp.............................   132,841    433,062
   *Sally Beauty Holdings, Inc............................   177,914  3,060,121
    Scholastic Corp.......................................   107,233  3,079,732
   *Scientific Games Corp.................................   314,889  2,878,085
  #*Sealy Corp............................................   235,052    514,764
   *Select Comfort Corp...................................   191,136  3,214,908
    Service Corp. International...........................   243,926  2,553,905
    Shiloh Industries, Inc................................   208,939  2,200,128
   *Shoe Carnival, Inc....................................    45,561  1,439,272
   *Shuffle Master, Inc...................................   186,379  1,737,052
  #*Shutterfly, Inc.......................................    96,132  5,229,581
    Sinclair Broadcast Group, Inc. Class A................   447,331  4,433,050
  #*Six Flags Entertainment Corp..........................     5,884    207,176
  #*Skechers U.S.A., Inc. Class A.........................    80,300  1,336,995
    Skyline Corp..........................................    45,820    619,945
   *Smith & Wesson Holding Corp...........................   174,579    586,585
    Sonesta International Hotels Corp. Class A............     2,815     56,821
   #Sonic Automotive, Inc.................................   133,929  2,098,667
   *Sonic Corp............................................   212,526  2,274,028
   *Spanish Broadcasting System, Inc. Class A.............    43,707    201,489
    Spartan Motors, Inc...................................   114,660    527,436
   *Spectrum Group International, Inc.....................    85,617    244,008
   #Speedway Motorsports, Inc.............................   113,767  1,547,231
   *Sport Chalet, Inc. Class A............................    28,319     56,355
   *Sport Chalet, Inc. Class B............................     4,108      9,038
   *Sport-Haley, Inc......................................     2,900      2,987
   *Sports Club Co., Inc. (The)...........................    19,000      3,800
    Stage Stores, Inc.....................................   133,727  2,380,341
    Standard Motor Products, Inc..........................   144,840  2,056,728
  #*Standard Pacific Corp.................................   627,500  1,794,650
   *Stanley Furniture, Inc................................    34,255    141,473
   *Star Buffet, Inc......................................     2,700      2,241
    Stein Mart, Inc.......................................   167,776  1,593,872

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Discretionary -- (Continued)
  #*Steiner Leisure, Ltd..................................  50,314 $  2,446,267
   *Steinway Musical Instruments, Inc.....................  41,986    1,217,174
   *Steven Madden, Ltd.................................... 152,300    5,802,630
   #Stewart Enterprises, Inc.............................. 244,896    1,702,027
   *Stoneridge, Inc.......................................  91,784    1,145,464
    Strattec Security Corp................................  11,681      298,450
   #Sturm Ruger & Co., Inc................................  64,935    1,774,024
    Superior Industries International, Inc................  96,785    1,958,928
   *Syms Corp.............................................  34,797      363,281
   *Systemax, Inc......................................... 106,595    1,736,433
  #*Talbots, Inc..........................................  33,903      117,304
   *Tandy Brands Accessories, Inc.........................  14,700       30,723
   *Tandy Leather Factory, Inc............................   3,583       18,309
  #*Tenneco, Inc.......................................... 135,295    5,403,682
   #Texas Roadhouse, Inc.................................. 237,257    3,919,486
   #Thor Industries, Inc.................................. 178,173    4,406,218
   *Timberland Co. Class A................................ 152,930    6,543,875
  #*Town Sports International Holdings, Inc...............  76,647      700,554
    Tractor Supply Co.....................................   4,446      293,080
   *Trans World Entertainment Corp........................ 452,232      927,076
  #*True Religion Apparel, Inc............................  88,607    2,985,170
   *Tuesday Morning Corp.................................. 159,005      683,722
   *Ulta Salon Cosmetics & Fragrance, Inc................. 159,558   10,056,941
  #*Under Armour, Inc. Class A............................  59,476    4,366,133
  #*Unifi, Inc............................................ 137,844    1,768,539
   *Universal Electronics, Inc............................  49,679    1,162,985
   #Universal Technical Institute, Inc....................  81,999    1,418,583
   *US Auto Parts Network, Inc............................  93,970      703,835
   #Vail Resorts, Inc..................................... 123,857    5,666,458
   *Valassis Communications, Inc.......................... 164,236    4,401,525
   #Value Line, Inc.......................................  26,515      285,832
   *Valuevision Media, Inc. Class A....................... 257,001    1,924,937
   *Vitamin Shoppe, Inc...................................  99,273    4,324,332
   *WABCO Holdings, Inc...................................  89,276    5,628,852
   *Walking Co. Holdings, Inc. (The)......................   3,061        8,877
   *Waxman Industries, Inc................................     600        2,295
   *Wells-Gardner Electronics Corp........................  33,182       66,032
    Wendy's Co. (The).....................................  19,650      103,556
   *West Marine, Inc...................................... 139,909    1,434,067
  #*Westwood One, Inc.....................................   3,210       18,233
  #*Wet Seal, Inc. (The).................................. 342,827    1,676,424
   #Weyco Group, Inc......................................  50,427    1,167,889
    Williams Controls, Inc................................  10,928      121,410
    Winmark Corp..........................................  22,778    1,029,793
  #*Winnebago Industries, Inc.............................  90,602      760,151
   *WisdomTree Investments, Inc...........................   4,500       35,550
    Wolverine World Wide, Inc............................. 165,830    6,279,982
   #World Wrestling Entertainment, Inc....................  71,100      715,977
  #*Xanadoo Co............................................     170       69,700
   *Zale Corp.............................................  18,100      101,541
  #*Zumiez, Inc........................................... 100,928    2,681,657
                                                                   ------------
Total Consumer Discretionary..............................          676,569,176
                                                                   ------------
Consumer Staples -- (3.4%)
    Alico, Inc............................................  19,830      484,050
   *Alliance One International, Inc....................... 301,444      991,751
    Andersons, Inc. (The).................................  63,773    2,621,708
    Arden Group, Inc. Class A.............................   3,501      310,749
   #B&G Foods, Inc........................................ 169,958    3,193,511
  #*Boston Beer Co., Inc. Class A.........................  31,633    2,851,715
    Bridgford Foods Corp..................................  15,812      174,723

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Staples -- (Continued)
   *Cagle's, Inc. Class A..................................  13,884 $    57,757
   #Calavo Growers, Inc....................................  67,345   1,392,021
   #Cal-Maine Foods, Inc...................................  74,618   2,522,835
    Casey's General Stores, Inc............................ 142,377   6,406,965
    CCA Industries, Inc....................................  16,064      90,440
  #*Central European Distribution Corp.....................  24,785     239,919
   *Central Garden & Pet Co................................  66,566     595,100
   *Central Garden & Pet Co. Class A....................... 163,962   1,436,307
   *Chiquita Brands International, Inc..................... 155,017   1,835,401
    Coca-Cola Bottling Co..................................  30,886   1,992,765
   #Coffee Holding Co., Inc................................  11,600     225,852
   *Craft Brewers Alliance, Inc............................  64,779     504,628
   *Darling International, Inc............................. 395,569   6,677,205
   #Diamond Foods, Inc.....................................  76,118   5,449,288
  #*Dole Food Co., Inc..................................... 159,836   2,268,073
   *Elizabeth Arden, Inc...................................  99,840   3,216,845
   #Farmer Brothers Co.....................................  33,165     259,682
    Fresh Del Monte Produce, Inc........................... 203,432   4,986,118
   *Glacier Water Services, Inc............................   3,200     104,000
    Golden Enterprises, Inc................................  32,785     111,469
  #*Great Atlantic & Pacific Tea Co........................ 121,430      20,643
    Griffin Land & Nurseries, Inc. Class A.................  20,663     576,704
   *Hain Celestial Group, Inc.............................. 148,814   4,811,157
   *Harbinger Group, Inc...................................  29,985     159,220
  #*Heckmann Corp.......................................... 394,709   2,380,095
  #*HQ Sustainable Maritime Industries, Inc................  34,943       7,338
   *IGI Labratories, Inc...................................     934       1,037
    Imperial Sugar Co......................................  50,965   1,176,272
    Ingles Markets, Inc....................................  43,713     673,180
   #Inter Parfums, Inc..................................... 104,870   2,101,595
    J & J Snack Foods Corp.................................  60,500   3,127,245
   *John B. Sanfilippo & Son, Inc..........................  61,007     510,629
   *Katy Industries, Inc...................................   8,399         714
   #Lancaster Colony Corp..................................  92,640   5,570,443
  #*Lifeway Foods, Inc.....................................  50,414     559,595
   *Mannatech, Inc.........................................  56,160      46,040
  #*Medifast, Inc..........................................  51,559     995,089
    MGP Ingredients, Inc...................................  61,103     480,881
    Nash-Finch Co..........................................  38,583   1,381,271
   #National Beverage Corp................................. 120,519   1,781,271
   *Natural Alternatives International, Inc................  20,206      97,191
   *Nature's Sunshine Products, Inc........................  33,684     562,186
   #Nu Skin Enterprises, Inc. Class A...................... 281,324  10,560,903
   *Nutraceutical International Corp.......................  30,451     450,675
    Oil-Dri Corp. of America...............................  20,655     427,352
   *Omega Protein Corp.....................................  66,617     807,398
    Orchids Paper Products Co..............................  20,917     268,783
   *Overhill Farms, Inc....................................  44,185     227,553
   *Pantry, Inc............................................  75,368   1,343,058
   *Parlux Fragrances, Inc.................................  66,306     200,244
   *PC Group, Inc..........................................  22,959       4,821
   *Physicians Formula Holdings, Inc.......................  57,706     219,283
  #*Pilgrim's Pride Corp................................... 240,393   1,153,886
   *Pizza Inn, Inc.........................................   8,932      25,724
   *Prestige Brands Holdings, Inc.......................... 173,747   2,123,188
   #PriceSmart, Inc........................................ 103,076   6,032,008
  #*Reddy Ice Holdings, Inc................................  52,525     157,050
    Reliv' International, Inc..............................  28,122      50,338
  #*Revlon, Inc............................................ 115,480   1,944,683
   #Rocky Mountain Chocolate Factory, Inc..................  18,074     166,100
   #Ruddick Corp........................................... 156,784   6,569,250

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Staples -- (Continued)
   #Sanderson Farms, Inc..................................  72,686 $  3,359,547
   *Scheid Vineyards, Inc.................................     440        3,553
   #Schiff Nutrition International, Inc...................  68,912      797,312
   *Seneca Foods Corp.....................................  31,454      814,659
   *Seneca Foods Corp. Class B............................   2,700       68,769
   *Smart Balance, Inc.................................... 204,542      969,529
   #Snyders-Lance, Inc.................................... 114,263    2,332,108
    Spartan Stores, Inc...................................  78,519    1,386,646
   *Spectrum Brands Holdings, Inc.........................  77,135    2,059,504
  #*Star Scientific, Inc.................................. 285,095    1,157,486
    Stephan Co. (The).....................................   3,400        8,330
  #*SUPERVALU, Inc........................................ 418,550    3,599,530
   *Susser Holdings Corp..................................  58,578      955,407
   *Tofutti Brands, Inc...................................  19,440       41,018
   #Tootsie Roll Industries, Inc.......................... 124,901    3,503,473
  #*TreeHouse Foods, Inc.................................. 110,760    5,719,646
   *United Natural Foods, Inc............................. 156,995    6,554,541
    United-Guardian, Inc..................................  16,541      242,326
   #Universal Corp........................................  77,628    2,850,500
  #*USANA Health Sciences, Inc............................  50,635    1,384,867
   #Vector Group, Ltd..................................... 256,546    4,492,120
    Village Super Market, Inc.............................  30,888      830,269
   #WD-40 Co..............................................  55,855    2,446,449
    Weis Markets, Inc.....................................  85,565    3,438,857
  #*Winn-Dixie Stores, Inc................................ 178,187    1,600,119
                                                                   ------------
Total Consumer Staples....................................          161,369,535
                                                                   ------------
Energy -- (5.7%)
  #*Abraxas Petroleum Corp................................ 111,700      512,703
    Adams Resources & Energy, Inc.........................  16,061      414,374
    Alon USA Energy, Inc.................................. 137,798    1,675,624
   *Approach Resources, Inc...............................  98,849    2,566,120
  #*ATP Oil & Gas Corp....................................  75,843    1,098,965
   *Barnwell Industries, Inc..............................  32,713      145,246
   *Basic Energy Services, Inc............................ 146,575    4,747,564
    Berry Petroleum Corp. Class A.........................  82,907    4,754,716
   *Bill Barrett Corp..................................... 159,102    7,916,916
   *BioFuel Energy Corp................................... 192,347       73,092
   *Bolt Technology Corp..................................  31,213      394,220
  #*BPZ Resources, Inc.................................... 391,098    1,415,775
    Bristow Group, Inc.................................... 122,034    5,916,208
   *Cal Dive International, Inc........................... 327,020    1,824,772
   *Callon Petroleum Co................................... 157,505    1,097,810
  #*Carrizo Oil & Gas, Inc................................ 133,376    5,121,638
  #*Cheniere Energy, Inc.................................. 137,612    1,417,404
  #*Clayton Williams Energy, Inc..........................  42,419    2,813,228
  #*Clean Energy Fuels Corp............................... 248,425    3,977,284
   *Cloud Peak Energy, Inc................................ 217,249    4,844,653
   *Complete Production Services, Inc..................... 192,715    7,492,759
  #*Comstock Resources, Inc............................... 161,679    5,157,560
   *Contango Oil & Gas Co.................................  54,339    3,427,704
  #*CREDO Petroleum Corp..................................  21,805      213,689
   *Crimson Exploration, Inc.............................. 122,163      384,813
    Crosstex Energy, Inc.................................. 193,982    2,832,137
   *CVR Energy, Inc....................................... 308,530    8,284,030
   *Dawson Geophysical Co.................................  26,273    1,042,775
    Delek US Holdings, Inc................................ 144,270    2,397,767
  #*Delta Petroleum Corp..................................  55,297      239,434
   #DHT Holdings, Inc..................................... 192,811      694,120
  #*Double Eagle Petroleum Co.............................  38,312      413,003
   *Endeavour International Corp..........................  88,899    1,114,793

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Energy -- (Continued)
   *Energy Partners, Ltd................................... 135,745 $ 2,309,022
   *ENGlobal Corp..........................................  92,274     369,096
  #*Evolution Petroleum Corp...............................  53,335     391,479
  #*Exterran Holdings, Inc................................. 189,903   3,509,407
   *FieldPoint Petroleum Corp..............................  26,437      70,058
  #*FX Energy, Inc......................................... 131,089   1,253,211
  #*General Maritime Corp.................................. 147,634     160,921
   *Geokinetics, Inc.......................................  59,410     371,312
   *GeoMet, Inc............................................ 142,209     157,852
  #*GeoResources, Inc......................................  85,955   2,193,572
   *Global Industries, Ltd................................. 400,198   2,053,016
  #*GMX Resources, Inc..................................... 205,740     997,839
  #*Goodrich Petroleum Corp................................  67,864   1,345,743
  #*Green Plains Renewable Energy, Inc..................... 123,120   1,348,164
   *GreenHunter Energy, Inc................................   2,086       2,816
    Gulf Island Fabrication, Inc...........................  49,390   1,708,894
   *Gulfmark Offshore, Inc.................................  90,290   4,400,735
   *Gulfport Energy Corp................................... 163,053   5,944,912
  #*Harvest Natural Resources, Inc......................... 116,788   1,599,996
   *Helix Energy Solutions Group, Inc...................... 386,146   7,560,739
   *Hercules Offshore, Inc................................. 472,585   2,221,150
   *HKN, Inc...............................................  94,400     209,568
    HollyFrontier Corp..................................... 300,276  22,637,808
  #*Hornbeck Offshore Services, Inc........................  96,845   2,696,165
   #Houston American Energy Corp...........................  63,389   1,043,383
  #*ION Geophysical Corp................................... 533,411   5,408,788
  #*James River Coal Co.................................... 114,145   2,164,189
  #*Key Energy Services, Inc............................... 450,644   8,783,052
  #*Kodiak Oil & Gas Corp.................................. 300,266   2,038,806
  #*L&L Energy, Inc........................................  58,129     288,320
  #*Lucas Energy, Inc......................................  57,941     155,861
    Lufkin Industries, Inc.................................  90,125   7,343,385
   *Matrix Service Co......................................  94,305   1,314,612
  #*Mexco Energy Corp......................................   6,572      64,997
   *Mitcham Industries, Inc................................  39,927     725,074
   *Natural Gas Services Group, Inc........................  41,069     653,408
   *Newpark Resources, Inc................................. 310,808   2,887,406
   *Northern Oil & Gas, Inc................................     780      17,269
   #Overseas Shipholding Group, Inc........................  91,337   2,223,143
   *OYO Geospace Corp......................................  21,231   2,153,460
   #Panhandle Oil & Gas, Inc...............................  22,358     732,895
   *Parker Drilling Co..................................... 401,216   2,543,709
  #*Patriot Coal Corp...................................... 308,594   5,835,513
   #Penn Virginia Corp..................................... 145,462   1,908,461
  #*Petroleum Development Corp.............................  79,382   2,883,154
  #*PetroQuest Energy, Inc................................. 213,702   1,737,397
   *PHI, Inc. Non-Voting...................................  40,716     876,615
   *PHI, Inc. Voting.......................................   4,419      93,241
   *Pioneer Drilling Co.................................... 198,290   3,226,178
   *PostRock Energy Corp...................................  22,098     129,052
  #*Pyramid Oil Co.........................................  15,107      77,952
  #*Rentech, Inc........................................... 128,533     120,847
   *REX American Resources Corp............................  21,400     368,722
  #*Rex Energy Corp........................................ 139,847   1,548,106
   *Rosetta Resources, Inc................................. 159,447   8,254,571
  #*Royale Energy, Inc.....................................  10,018      33,660
   #RPC, Inc............................................... 307,955   7,273,897
    SEACOR Holdings, Inc...................................  35,339   3,546,622
  #*Seahawk Drilling, Inc..................................   1,322       5,658
   *SemGroup Corp. Class A.................................  63,230   1,471,994
   #Ship Finance International, Ltd........................ 274,912   4,371,101

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Energy -- (Continued)
   *Stone Energy Corp..................................... 168,499 $  5,469,478
   *Superior Energy Services, Inc.........................  84,106    3,489,558
   *Swift Energy Corp..................................... 146,321    5,574,830
  #*Syntroleum Corp....................................... 132,260      177,228
   *Tetra Technologies, Inc............................... 264,115    3,399,160
   *TGC Industries, Inc...................................  59,669      439,164
   *Toreador Resources Corp...............................  45,306      169,444
   *Triangle Petroleum Corp...............................     931        6,945
  #*Tri-Valley Corp.......................................  60,749       29,153
   *Union Drilling, Inc................................... 100,724    1,123,073
  #*Uranium Energy Corp................................... 136,002      456,967
  #*USEC, Inc............................................. 380,563    1,297,720
   *VAALCO Energy, Inc.................................... 192,642    1,282,996
   *Venoco, Inc........................................... 167,514    2,129,103
  #*Verenium Corp.........................................  11,136       17,818
   *Voyager Oil & Gas, Inc................................  13,243       42,113
   #W&T Offshore, Inc..................................... 251,649    6,819,688
   *Warren Resources, Inc................................. 247,247    1,006,295
  #*Western Refining, Inc................................. 298,434    6,097,007
   *Westmoreland Coal Co..................................  24,627      378,517
   *Willbros Group, Inc................................... 142,861    1,314,321
  #*Zion Oil & Gas, Inc. (989696109)......................   5,706       20,199
  .*Zion Oil & Gas, Inc. (989995238)......................   1,426        5,162
                                                                   ------------
Total Energy..............................................          276,986,808
                                                                   ------------
Financials -- (11.2%)
   *1st Constitution Bancorp..............................   1,771       13,460
    1st Source Corp.......................................  77,737    1,791,838
   *1st United Bancorp, Inc...............................  44,025      261,068
   *21st Century Holding Co...............................  27,765       73,855
    Abington Bancorp, Inc.................................  68,518      679,013
    Access National Corp..................................  18,429      154,066
    Advance America Cash Advance Centers, Inc............. 240,512    1,695,610
  .*Advanta Corp. Class A.................................  68,012           --
   *Affirmative Insurance Holdings, Inc...................  77,687      174,796
    Alliance Bancorp, Inc. of Pennsylvania................   3,510       39,031
   #Alliance Financial Corp...............................  14,868      478,898
   *Altisource Portfolio Solutions SA.....................  74,520    2,521,757
  .*Amcore Financial, Inc................................. 161,406           --
    Ameriana Bancorp......................................   2,912       14,065
   *American Capital, Ltd................................. 828,842    8,014,902
   #American Equity Investment Life Holding Co............ 210,215    2,495,252
   *American Independence Corp............................   7,700       42,119
   #American National Bankshares, Inc.....................  23,823      445,252
   *American River Bankshares.............................   7,326       43,809
   *American Safety Insurance Holdings, Ltd...............  35,378      663,338
  #*American Spectrum Realty, Inc.........................   3,652       61,208
   *AmericanWest Bancorp..................................  96,409        2,150
   *Ameris Bancorp........................................  78,310      792,497
   *AMERISAFE, Inc........................................  65,020    1,398,580
   *AmeriServe Financial, Inc............................. 278,158      614,729
   #AmTrust Financial Services, Inc....................... 211,101    4,901,765
  #*Anchor Bancorp Wisconsin, Inc.........................   2,800        1,848
  #*Ante5, Inc............................................   8,404        8,454
    Argo Group International Holdings, Ltd................ 107,979    3,174,583
   #Arrow Financial Corp..................................  33,974      818,773
   #Artio Global Investors, Inc...........................  47,940      527,340
    ASB Financial Corp....................................     900       11,700
   *Aspen Insurance Holdings, Ltd.........................  27,839      721,030
  #*Asset Acceptance Capital Corp.........................  98,327      485,735
    Asta Funding, Inc.....................................  45,431      357,542

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
   #Astoria Financial Corp.................................. 349,282 $4,069,135
    Atlantic American Corp..................................  20,640     41,074
   *Atlantic Coast Financial Corp...........................     143        781
   #Auburn National Bancorporation, Inc.....................   2,786     54,773
   *Avatar Holdings, Inc....................................  37,769    577,866
    Baldwin & Lyons, Inc....................................   1,471     37,790
    Baldwin & Lyons, Inc. Class B...........................  27,841    674,587
    BancFirst Corp..........................................  42,691  1,628,235
    Bancorp Rhode Island, Inc...............................  14,745    646,863
   *Bancorp, Inc............................................ 109,804    988,236
   #BancorpSouth, Inc....................................... 190,159  2,574,753
   *BancTrust Financial Group, Inc..........................  33,039     78,302
    Bank Mutual Corp........................................ 116,776    433,239
   #Bank of Commerce Holdings...............................   4,400     17,732
  .*Bank of Florida Corp....................................  75,785         --
   *Bank of Granite Corp....................................   2,923      2,368
    Bank of Kentucky Financial Corp.........................   3,150     75,222
   #Bank of the Ozarks, Inc.................................  58,765  3,052,842
  #*BankAtlantic Bancorp, Inc............................... 345,679    356,049
    BankFinancial Corp......................................  69,819    569,025
    Banner Corp.............................................  45,799    848,197
    Bar Harbor Bankshares...................................  12,753    363,333
    BCB Bancorp, Inc........................................  18,073    199,345
   *BCSB Bancorp, Inc.......................................   1,509     20,402
    Beacon Federal Bancorp, Inc.............................   3,161     44,096
   *Beneficial Mutual Bancorp, Inc.......................... 245,837  1,924,904
   *Berkshire Bancorp, Inc..................................  10,144     64,516
    Berkshire Hills Bancorp, Inc............................  68,989  1,512,239
   *BFC Financial Corp...................................... 107,928     42,092
   #BGC Partners, Inc. Class A.............................. 205,175  1,680,383
   *BNCCORP, Inc............................................   3,900      8,482
  #*BofI Holding, Inc.......................................  34,819    487,292
    Boston Private Financial Holdings, Inc.................. 264,811  1,835,140
   #Bridge Bancorp, Inc.....................................   6,878    143,338
   *Bridge Capital Holdings.................................   2,854     32,022
    Brookline Bancorp, Inc.................................. 269,914  2,307,765
   #Brooklyn Federal Bancorp, Inc...........................   8,395      6,968
    Bryn Mawr Bank Corp.....................................  42,715    859,426
    C&F Financial Corp......................................     966     20,769
    Calamos Asset Management, Inc...........................  71,115    968,586
    California First National Bancorp.......................  14,292    221,812
   *Camco Financial Corp....................................   9,661     15,554
   #Camden National Corp....................................  30,569    977,291
  #*Cape Bancorp, Inc.......................................   6,035     56,789
   *Capital Bank Corp.......................................   3,553     10,588
   #Capital City Bank Group, Inc............................  47,120    485,807
    Capital Properties, Inc.................................   1,300     12,096
   .Capital Properties, Inc. Class B........................   1,300         --
    Capital Southwest Corp..................................   6,313    592,854
    CapitalSource, Inc...................................... 817,952  5,283,970
   *Capitol Bancorp, Ltd....................................  15,000      1,815
    Capitol Federal Financial, Inc.......................... 259,782  2,971,906
    Cardinal Financial Corp................................. 102,227  1,096,896
   #Carver Bancorp, Inc.....................................     600        336
   #Cash America International, Inc......................... 101,174  5,661,697
    Cathay General Bancorp.................................. 277,932  3,852,138
   #Center Bancorp, Inc.....................................  38,209    383,618
   *Center Financial Corp................................... 123,636    761,598
    CenterState Banks of Florida, Inc.......................  60,699    396,364
    Central Bancorp, Inc....................................   2,945     59,901
   *Central Pacific Financial Corp..........................   5,897     79,492

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
  #*Central Virginia Bankshares, Inc........................     317 $      349
  #*Centrue Financial Corp..................................   2,305        692
    Century Bancorp, Inc. Class A...........................   5,134    138,772
    CFS Bancorp, Inc........................................ 177,607  1,005,256
    Charter Financial Corp..................................  22,369    216,756
    Chemical Financial Corp.................................  87,427  1,658,490
   *Chicopee Bancorp, Inc...................................   9,826    139,333
   *Citizens Community Bancorp, Inc.........................   1,592      9,663
   *Citizens First Bancorp, Inc............................. 154,931      3,873
   *Citizens First Corp.....................................     400      2,992
    Citizens Holding Co.....................................   2,717     51,541
   *Citizens Republic Bancorp, Inc..........................  19,044    175,014
    Citizens South Banking Corp.............................     735      3,021
  #*Citizens, Inc........................................... 162,031  1,114,773
   #City Holding Co.........................................  54,160  1,693,583
   #CKX Lands, Inc..........................................   4,031     52,161
   #Clifton Savings Bancorp, Inc............................  46,933    476,370
   #CNB Financial Corp......................................  16,181    223,460
   *CNO Financial Group, Inc................................ 895,664  6,583,130
   #CoBiz Financial, Inc.................................... 126,805    779,851
    Codorus Valley Bancorp, Inc.............................   2,157     22,001
   #Cohen & Steers, Inc..................................... 141,679  5,600,571
   *Colonial Financial Services, Inc........................     566      6,945
  #*Colony Bankcorp, Inc....................................  10,672     29,775
    Columbia Banking System, Inc............................ 132,767  2,338,027
   *Comerica, Inc...........................................  80,311  2,572,351
   #Commercial National Financial Corp......................   3,879     74,516
  #*Commonwealth Bankshares, Inc............................   4,198      1,595
   #Community Bank System, Inc.............................. 127,007  3,195,496
   *Community Capital Corp..................................   8,552     27,281
    Community Trust Bancorp, Inc............................  52,244  1,416,857
   *Community West Bancshares...............................   6,650     22,377
   *CompuCredit Holdings Corp............................... 115,345    344,882
   #Consolidated-Tokoma Land Co.............................  13,049    380,770
  #*Cowen Group, Inc........................................ 229,402    906,138
    Crawford & Co. Class A..................................  84,497    425,865
   #Crawford & Co. Class B..................................  52,323    375,679
   *Credit Acceptance Corp..................................  63,489  5,035,313
   *Crescent Financial Corp.................................   2,465      9,860
   #CVB Financial Corp...................................... 374,946  3,633,227
  #*Dearborn Bancorp, Inc...................................  66,861     88,257
    Delphi Financial Group, Inc. Class A.................... 173,727  4,676,731
    Diamond Hill Investment Group, Inc......................     753     58,486
    Dime Community Bancshares, Inc.......................... 120,906  1,698,729
  #*Dollar Financial Corp................................... 149,142  3,222,959
    Donegal Group, Inc. Class A.............................  53,117    638,466
    Donegal Group, Inc. Class B.............................   5,267    110,502
   *Doral Financial Corp....................................  86,089    150,656
    Duff & Phelps Corp...................................... 103,702  1,181,166
    Eagle Bancorp Montana, Inc..............................     225      2,374
    Eastern Insurance Holdings, Inc.........................  25,294    338,434
    Eastern Virginia Bankshares, Inc........................     500      1,525
    ECB Bancorp, Inc........................................   1,296     16,861
    Edelman Financial Group, Inc............................  40,980    312,677
  #*eHealth, Inc............................................  77,121    998,717
    EMC Insurance Group, Inc................................  37,461    699,397
    Employers Holdings, Inc................................. 137,505  2,043,324
  #*Encore Bancshares, Inc..................................  12,279    147,225
   *Encore Capital Group, Inc...............................  83,140  2,273,879
    Endurance Specialty Holdings, Ltd....................... 139,344  5,676,875
   *Enstar Group, Ltd.......................................  30,907  3,265,015

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
   #Enterprise Bancorp, Inc.................................   9,983 $  159,628
    Enterprise Financial Services Corp......................  48,344    674,399
    Epoch Holding Corp......................................  38,699    750,761
    ESB Financial Corp......................................  51,954    695,145
    ESSA Bancorp, Inc.......................................  43,212    496,938
    Evans Bancorp, Inc......................................   3,162     43,541
   #Evercore Partners, Inc. Class A.........................  71,955  2,045,681
   *EZCORP, Inc............................................. 162,495  5,407,834
   #F.N.B. Corp............................................. 418,914  4,189,140
   *Farmers Capital Bank Corp...............................   9,226     48,898
    FBL Financial Group, Inc. Class A....................... 102,463  3,225,535
    Federal Agricultural Mortgage Corp......................  55,997  1,131,139
    Federal Agricultural Mortgage Corp. Class A.............   2,089     29,674
    Fidelity Bancorp, Inc...................................   1,096     12,341
  #*Fidelity Southern Corp..................................  13,405     90,886
    Financial Institutions, Inc.............................  37,685    631,977
   *First Acceptance Corp...................................  13,967     23,185
    First Advantage Bancorp.................................   2,231     28,691
    First American Financial Corp...........................  99,890  1,597,241
   #First Bancorp...........................................  50,093    493,416
   #First Bancorp, Inc......................................  31,877    469,548
  #*First BanCorp...........................................  11,578     50,943
   *First Bancshares, Inc...................................   1,345      9,079
   #First Bancshares, Inc. (The)............................     921      9,127
    First Bank of Delaware..................................   6,667     13,767
   #First Busey Corp........................................ 217,748  1,130,112
    First Business Financial Services, Inc..................   2,089     29,267
   *First California Financial Group, Inc...................  11,003     40,271
   *First Cash Financial Services, Inc...................... 107,628  4,657,064
    First Citizens BancShares, Inc..........................   6,893  1,241,567
    First Commonwealth Financial Corp....................... 354,492  1,822,089
    First Community Bancshares, Inc.........................  54,771    689,567
   *First Defiance Financial Corp...........................  37,811    554,309
  #*First Federal Bancshares of Arkansas, Inc...............  10,344     62,581
   *First Federal of Northern Michigan Bancorp, Inc.........  32,874    126,236
    First Financial Bancorp................................. 200,302  3,206,835
   #First Financial Bankshares, Inc......................... 107,789  3,474,039
    First Financial Corp....................................  38,036  1,258,611
    First Financial Holdings, Inc...........................  46,447    385,975
   *First Financial Northwest, Inc..........................  43,051    211,380
   *First Financial Service Corp............................   5,202     15,606
    First Interstate Bancsystem, Inc........................   4,352     58,230
   *First Investors Financial Services Group, Inc...........   5,300     39,724
    First M&F Corp..........................................  10,824     43,729
   *First Marblehead Corp. (The)............................ 137,196    226,373
  #*First Mariner Bancorp, Inc..............................  22,301     11,150
    First Merchants Corp....................................  87,716    785,058
    First Midwest Bancorp, Inc.............................. 256,314  3,055,263
    First Niagara Financial Group, Inc...................... 272,439  3,337,378
    First Pactrust Bancorp, Inc.............................  19,755    292,374
   *First Place Financial Corp.............................. 151,301    114,989
   *First Regional Bancorp..................................   2,300         23
   *First Security Group, Inc...............................  13,734      6,318
   #First South Bancorp, Inc................................  20,886     90,854
    First United Corp.......................................   9,289     46,538
    Firstbank Corp..........................................  10,400     61,360
   *FirstCity Financial Corp................................  33,458    236,883
    FirstMerit Corp.........................................  20,316    296,817
   *Flagstar Bancorp, Inc................................... 104,502     76,297
    Flagstone Reinsurance Holdings SA....................... 251,030  2,236,677
    Flushing Financial Corp................................. 107,382  1,322,946

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
  #*FNB United Corp.......................................  12,713 $    6,229
   *Forestar Group, Inc................................... 123,126  2,006,954
    Fox Chase Bancorp, Inc................................  33,426    446,906
   *FPIC Insurance Group, Inc.............................  35,919  1,498,541
    Fulton Financial Corp................................. 345,814  3,510,012
    GAINSCO, Inc..........................................     220      1,854
    GAMCO Investors, Inc..................................  19,500    943,215
    German American Bancorp, Inc..........................  24,256    406,773
    GFI Group, Inc........................................ 408,323  1,853,786
   #Glacier Bancorp, Inc.................................. 243,056  3,193,756
   *Gleacher & Co., Inc................................... 266,821    456,264
   *Global Indemnity P.L.C................................  57,246  1,192,434
    Gouverneur Bancorp, Inc...............................   1,695     16,255
   #Great Southern Bancorp, Inc...........................  35,351    645,509
   *Greene Bancshares, Inc................................  67,817    174,968
   *Greenlight Capital Re, Ltd............................ 104,149  2,578,729
   *Guaranty Bancorp...................................... 185,106    257,297
   *Guaranty Federal Bancshares, Inc......................   2,800     14,224
   *Hallmark Financial Services, Inc......................  58,105    391,628
    Hampden Bancorp, Inc..................................   2,924     38,772
  #*Hampton Roads Bankshares, Inc.........................   1,092      7,961
    Hancock Holding Co.................................... 252,204  8,310,122
  #*Hanmi Financial Corp.................................. 129,643    137,422
    Harleysville Group, Inc...............................  90,411  2,732,220
    Harleysville Savings Financial Corp...................   1,615     24,483
   *Harris & Harris Group, Inc............................ 105,458    537,836
    Hawthorn Bancshares, Inc..............................     673      4,657
   #Heartland Financial USA, Inc..........................  44,402    712,652
   *Heritage Commerce Corp................................  36,100    180,139
    Heritage Financial Corp...............................  29,754    387,695
    Heritage Financial Group, Inc.........................   7,061     83,179
    HF Financial Corp.....................................   8,198     84,357
   *HFF, Inc.............................................. 116,308  1,756,251
   *Hilltop Holdings, Inc................................. 173,221  1,515,684
    Hingham Institution for Savings.......................   3,826    206,604
   *HMN Financial, Inc....................................  31,110     74,820
   *Home Bancorp, Inc.....................................     810     11,810
    Home Bancshares, Inc..................................  91,054  2,146,143
    Home Federal Bancorp, Inc.............................  45,979    491,516
    Homeowners Choice, Inc................................  10,722     71,409
    HopFed Bancorp, Inc...................................   7,718     62,439
    Horace Mann Educators Corp............................ 140,541  2,046,277
    Horizon Bancorp.......................................   2,105     58,077
  #*Horizon Financial Corp................................  41,963        290
    Hudson Valley Holding Corp............................  21,808    468,436
    IBERIABANK Corp.......................................  93,384  4,759,782
   *ICG Group, Inc........................................ 127,534  1,409,251
   *Imperial Capital Bancorp, Inc.........................  80,645        274
    Independence Holding Co...............................  69,491    624,029
   #Independent Bank Corp. (453836108)....................  73,023  1,938,761
  #*Independent Bank Corp. (453838609)....................  27,911     60,846
    Indiana Community Bancorp.............................   6,453    109,507
    Infinity Property & Casualty Corp.....................  47,846  2,424,357
  #*Integra Bank Corp..................................... 150,712      9,646
    Interactive Brokers Group, Inc........................ 146,512  2,218,192
   *Intergroup Corp. (The)................................   1,860     44,993
    International Bancshares Corp......................... 218,109  3,668,593
   *Intervest Bancshares Corp.............................  11,305     38,663
  #*INTL FCStone, Inc.....................................  61,706  1,418,004
   *Investment Technology Group, Inc...................... 140,556  1,710,567
   *Investors Bancorp, Inc................................ 435,875  6,032,510

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
   *Investors Capital Holdings, Ltd.........................     615 $    3,376
    Investors Title Co......................................   5,458    207,950
   *Jacksonville Bancorp, Inc...............................   1,266      7,596
    JMP Group, Inc..........................................  65,703    482,260
    Kaiser Federal Financial Group, Inc.....................  17,150    219,006
   #KBW, Inc................................................ 115,812  1,980,385
    Kearny Financial Corp................................... 148,116  1,387,847
   #Kennedy-Wilson Holdings, Inc............................  30,709    369,736
   #Kentucky First Federal Bancorp..........................  11,174    100,454
   *Knight Capital Group, Inc............................... 332,875  3,764,816
    Lake Shore Bancorp, Inc.................................     127      1,308
    Lakeland Bancorp, Inc...................................  79,678    792,796
   #Lakeland Financial Corp.................................  53,338  1,202,772
    Landmark Bancorp, Inc...................................   3,838     60,909
   #Life Partners Holdings, Inc.............................  59,461    291,359
    LNB Bancorp, Inc........................................  29,136    149,468
   *Louisiana Bancorp, Inc..................................   1,325     21,273
   *LSB Financial Corp......................................     291      4,554
  #*Macatawa Bank Corp......................................  89,041    265,342
   *Magyar Bancorp, Inc.....................................   1,800      7,524
    Maiden Holdings, Ltd.................................... 167,189  1,549,842
    MainSource Financial Group, Inc.........................  64,960    600,230
   #Malvern Federal Bancorp, Inc............................   2,423     17,458
   #MarketAxess Holdings, Inc............................... 118,489  3,096,118
   *Marlin Business Services Corp...........................  33,507    418,167
   *Maui Land & Pineapple Co., Inc..........................  18,928     98,236
   *Maxco, Inc..............................................   3,000      1,380
    Mayflower Bancorp, Inc..................................   2,666     23,461
  #*Mays (J.W.), Inc........................................     200      3,350
    MB Financial, Inc....................................... 181,331  3,661,073
  #*MBIA, Inc............................................... 519,769  4,781,875
  #*MBT Financial Corp......................................  12,007     16,330
    MCG Capital Corp........................................ 265,029  1,476,212
    Meadowbrook Insurance Group, Inc........................ 181,899  1,709,851
    Medallion Financial Corp................................  59,502    552,179
  #*Mercantile Bancorp, Inc.................................   1,227        920
  #*Mercantile Bank Corp....................................   7,242     71,334
    Merchants Bancshares, Inc...............................  27,346    723,028
  #*Meridian Interstate Bancorp, Inc........................  29,174    390,348
    Meta Financial Group, Inc...............................  10,434    227,044
   *Metro Bancorp, Inc......................................  42,994    493,141
   *MetroCorp Bancshares, Inc...............................  18,795    121,980
   *MF Global Holdings, Ltd................................. 490,022  3,611,462
  #*MGIC Investment Corp.................................... 639,889  2,546,758
    MicroFinancial, Inc.....................................  26,604    158,826
    Mid Penn Bancorp, Inc...................................   2,649     22,993
   #MidSouth Bancorp, Inc...................................  13,495    182,587
  .*Midwest Banc Holdings, Inc.............................. 161,779         --
    MidWestOne Financial Group, Inc.........................     562      8,211
    Montpelier Re Holdings, Ltd............................. 219,059  3,780,958
    MSB Financial Corp......................................     500      2,710
    MutualFirst Financial, Inc..............................  10,911     97,544
  #*Nara Bancorp, Inc....................................... 128,394  1,031,004
  #*National Financial Partners Corp........................ 148,950  1,687,604
    National Interstate Corp................................  46,818  1,049,191
    National Penn Bancshares, Inc........................... 521,360  4,191,734
    National Western Life Insurance Co. Class A.............   4,287    734,492
   *Naugatuck Valley Financial Corp.........................   1,596     13,007
   *Navigators Group, Inc. (The)............................  57,353  2,703,620
    NBT Bancorp, Inc........................................ 109,961  2,423,540
    Nelnet, Inc. Class A.................................... 127,117  2,562,679

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
  #*NeoStem, Inc............................................  53,028 $   45,074
   *New Century Bancorp, Inc................................   2,400     10,224
    New England Bancshares, Inc.............................   3,079     29,651
    New Hampshire Thrift Bancshares, Inc....................   8,785    115,259
    New Westfield Financial, Inc............................  93,501    757,358
   *NewBridge Bancorp.......................................  22,166    106,618
   *Newport Bancorp, Inc....................................   3,732     51,539
   *NewStar Financial, Inc.................................. 169,533  1,803,831
   *Nicholas Financial, Inc.................................   3,282     40,073
    North Central Bancshares, Inc...........................   1,700     29,988
   *North Valley Bancorp....................................     377      4,045
    Northeast Bancorp.......................................     493      6,734
    Northeast Community Bancorp, Inc........................  11,679     77,782
   #Northfield Bancorp, Inc................................. 101,193  1,386,344
    Northrim Bancorp, Inc...................................  15,301    302,042
    Northway Financial, Inc.................................   5,028     55,057
    Northwest Bancshares, Inc............................... 368,930  4,534,150
    Norwood Financial Corp..................................   1,785     47,517
    Ocean Shore Holding Co..................................   3,443     41,867
    OceanFirst Financial Corp...............................  63,260    850,847
  #*Ocwen Financial Corp.................................... 341,220  4,398,326
    Ohio Valley Banc Corp...................................   6,595    114,225
    Old National Bancorp.................................... 328,463  3,350,323
  #*Old Second Bancorp, Inc.................................  46,326     58,834
   *OmniAmerican Bancorp, Inc...............................   3,026     44,301
    OneBeacon Insurance Group, Ltd..........................  72,390    922,249
    Oppenheimer Holdings, Inc. Class A......................  22,472    581,575
    optionsXpress Holdings, Inc............................. 192,000  2,899,200
    Oriental Financial Group, Inc........................... 123,515  1,534,056
    Oritani Financial Corp.................................. 193,270  2,500,914
    Osage Bancshares, Inc...................................   2,300     18,423
  #*Pacific Capital Bancorp.................................  23,773    712,715
    Pacific Continental Corp................................  60,466    594,985
  #*Pacific Mercantile Bancorp..............................   3,526     16,043
   *Pacific Premier Bancorp, Inc............................   8,622     56,905
   *Pacific State Bancorp...................................   4,100        123
   #PacWest Bancorp......................................... 119,883  2,379,678
   *Park Bancorp, Inc.......................................   1,650      5,107
   #Park National Corp......................................  51,339  3,164,536
    Parkvale Financial Corp.................................   9,907    210,425
  #*Patriot National Bancorp................................   3,100      6,665
   #Peapack-Gladstone Financial Corp........................  34,220    383,948
   #Penns Woods Bancorp, Inc................................  15,506    550,928
  #*Penson Worldwide, Inc...................................  49,267    150,757
    Peoples Bancorp.........................................     555      9,085
    Peoples Bancorp of North Carolina.......................   3,975     23,850
    Peoples Bancorp, Inc....................................  27,479    327,824
    People's United Financial, Inc..........................  45,917    582,228
  #*PHH Corp................................................ 188,856  3,542,939
  #*Phoenix Cos, Inc. (The)................................. 356,865    856,476
   *PICO Holdings, Inc......................................  75,804  2,070,207
    Pinnacle Bancshares, Inc................................      35        175
  #*Pinnacle Financial Partners, Inc........................ 151,916  2,316,719
   *Piper Jaffray Cos., Inc.................................  66,404  1,957,590
    Platinum Underwriters Holdings, Ltd..................... 115,836  3,978,967
  #*PMI Group, Inc. (The)................................... 468,670    468,670
   #Porter Bancorp, Inc.....................................   9,708     44,171
  #*Portfolio Recovery Associates, Inc......................  57,523  4,655,336
   *Preferred Bank..........................................   2,133     19,496
   *Premier Financial Bancorp, Inc..........................   9,271     66,937
    Presidential Life Corp..................................  95,502  1,084,903

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    Primerica, Inc..........................................  24,809 $  536,371
   *Primus Guaranty, Ltd....................................  52,225    329,540
  #*Princeton National Bancorp, Inc.........................   5,131     26,168
   #PrivateBancorp, Inc..................................... 242,686  2,861,268
   *ProAssurance Corp.......................................  11,394    793,592
   #Prosperity Bancshares, Inc.............................. 136,118  5,652,981
    Protective Life Corp.................................... 118,466  2,518,587
  #*Providence Community Bancshares, Inc....................     400        218
    Provident Financial Holdings, Inc.......................  31,215    265,015
    Provident Financial Services, Inc....................... 204,371  2,832,582
    Provident New York Bancorp.............................. 108,934    821,362
    Prudential Bancorp, Inc. of Pennsylvania................   8,148     45,384
   #Pulaski Financial Corp..................................  39,439    282,383
    Pzena Investment Management, Inc. Class A...............  30,183    179,287
    QC Holdings, Inc........................................  67,835    310,006
   #Radian Group, Inc....................................... 411,946  1,305,869
   *Rainier Pacific Financial Group, Inc.................... 104,438      2,611
    Renasant Corp...........................................  80,392  1,229,998
   #Republic Bancorp, Inc. Class A..........................  73,703  1,334,761
   *Republic First Bancorp, Inc.............................  21,386     45,338
    Resource America, Inc...................................  63,023    369,945
   *Riverview Bancorp, Inc..................................  37,965    115,034
   #RLI Corp................................................  70,904  4,477,588
   #Rockville Financial, Inc................................  74,393    755,089
  #*Rodman & Renshaw Capital Group, Inc.....................  86,793    132,793
    Roma Financial Corp.....................................  64,752    632,627
   *Royal Bancshares of Pennsylvania, Inc. Class A..........   8,295      9,954
   *Rurban Financial Corp...................................     790      2,449
   #S&T Bancorp, Inc........................................ 140,133  2,665,330
   #S.Y. Bancorp, Inc.......................................  40,391    917,280
   *Safeguard Scientifics, Inc..............................  70,515  1,284,078
    Safety Insurance Group, Inc.............................  50,878  2,065,647
    Salisbury Bancorp, Inc..................................   2,328     53,148
    Sandy Spring Bancorp, Inc...............................  77,810  1,390,465
   *Savannah Bancorp, Inc. (The)............................   1,200      8,880
    SCBT Financial Corp.....................................  40,921  1,198,167
    SeaBright Holdings, Inc.................................  76,056    691,349
   *Seacoast Banking Corp. of Florida.......................  92,561    146,246
    Selective Insurance Group, Inc.......................... 185,807  3,045,377
    Shore Bancshares, Inc...................................  16,489    101,572
    SI Financial Group, Inc.................................   5,705     57,906
   #Sierra Bancorp..........................................  34,660    399,283
   *Signature Bank.......................................... 111,348  6,587,348
   #Simmons First National Corp.............................  56,595  1,367,335
    Somerset Hills Bancorp..................................     636      5,285
    South Street Financial Corp.............................     400      1,900
   *Southcoast Financial Corp...............................      10         26
   *Southern Banc Co., Inc..................................     200      3,200
   *Southern Community Financial Corp.......................  57,808     86,712
   *Southern Connecticut Bancorp, Inc.......................   3,600     10,440
   *Southern First Bancshares, Inc..........................   1,974     19,345
    Southern Missouri Bancorp, Inc..........................   1,107     23,850
   *Southern National Bancorp of Virginia, Inc..............     493      3,451
   #Southside Bancshares, Inc...............................  52,347  1,038,041
  #*Southwest Bancorp, Inc..................................  61,880    383,656
    Southwest Georgia Financial Corp........................   1,844     13,848
  #*St. Joe Co. (The).......................................  76,405  1,353,133
    StanCorp Financial Group, Inc...........................  56,006  1,862,760
    State Auto Financial Corp............................... 117,065  1,940,938
    State Bancorp, Inc......................................  49,231    640,003
    StellarOne Corp.........................................  74,676    928,969

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
   #Sterling Bancorp........................................  92,643 $  875,476
   *Sterling Financial Corp.................................   1,668     28,923
   #Stewart Information Services Corp.......................  75,674    802,144
  #*Stifel Financial Corp................................... 126,113  4,787,249
   *Stratus Properties, Inc.................................  26,622    377,500
   #Suffolk Bancorp.........................................  26,032    315,508
    Summit State Bank.......................................     195      1,273
   *Sun Bancorp, Inc........................................ 231,043    720,854
   *Superior Bancorp........................................   2,868         19
    Susquehanna Bancshares, Inc............................. 427,115  3,216,176
   *Sussex Bancorp..........................................   7,518     48,040
  #*SVB Financial Group.....................................  14,068    858,429
    SWS Group, Inc..........................................  72,807    396,798
    Symetra Financial Corp..................................  74,956    941,447
   #Synovus Financial Corp.................................. 393,220    719,593
  #*Taylor Capital Group, Inc...............................  44,344    352,091
    Teche Holding Co........................................   5,917    194,433
   *Tejon Ranch Co..........................................  68,176  2,187,768
   *Tennessee Commerce Bancorp, Inc.........................   2,941      4,412
    Territorial Bancorp, Inc................................  29,570    617,422
   #Teton Advisors, Inc.....................................     311      6,570
  #*Texas Capital Bancshares, Inc........................... 125,793  3,437,923
    TF Financial Corp.......................................   6,293    126,395
   *Thomas Properties Group, Inc............................ 112,359    365,167
   *TIB Financial Corp......................................     359      4,667
   *Tidelands Bancshares, Inc...............................  14,636      2,971
   *TierOne Corp............................................  90,019        360
   *Timberland Bancorp, Inc.................................  76,238    426,170
   #Tompkins Financial Corp.................................  23,757    959,783
   #Tower Bancorp, Inc......................................  16,643    440,873
   *Tower Financial Corp....................................   3,098     25,651
   #Tower Group, Inc........................................ 135,077  3,087,860
   #TowneBank...............................................  77,069  1,006,521
   *Tree.com, Inc...........................................  28,608    159,347
   *Trenwick Group, Ltd.....................................  11,975         45
  #*Triad Guaranty, Inc.....................................  15,682      3,136
   #TriCo Bancshares........................................  41,677    617,653
   #Trustco Bank Corp....................................... 253,341  1,170,435
   #Trustmark Corp.......................................... 216,290  4,712,959
   *Two Rivers Water Co.....................................     247        600
    UMB Financial Corp...................................... 139,779  5,800,828
    Umpqua Holdings Corp.................................... 394,209  4,478,214
    Unico American Corp.....................................  11,600    122,844
    Union Bankshares, Inc...................................   2,252     44,702
    Union First Market Bankshares Corp......................  77,093    959,808
    United Bancshares, Inc. (909458101).....................     900      8,487
   #United Bancshares, Inc. (909907107)..................... 139,300  3,323,698
  #*United Community Banks, Inc.............................  47,788    522,323
   *United Community Financial Corp......................... 474,889    531,876
    United Financial Bancorp, Inc...........................  53,362    831,914
    United Fire & Casualty Co...............................  71,275  1,222,366
   *United Security Bancshares..............................  25,372     79,668
    Unitrin, Inc............................................ 202,695  5,709,918
   *Unity Bancorp, Inc......................................   8,514     57,214
   #Universal Insurance Holdings, Inc....................... 136,007    580,750
   #Univest Corp. of Pennsylvania...........................  53,304    792,630
    ViewPoint Financial Group............................... 141,961  1,848,332
   *Virginia Commerce Bancorp, Inc..........................  73,551    468,520
   *Virtus Investment Partners, Inc.........................  20,660  1,623,050
    VIST Financial Corp.....................................   7,654     48,526
    VSB Bancorp, Inc........................................   1,037     12,040

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Financials -- (Continued)
  #*Waccamaw Bankshares, Inc..............................   3,250 $      2,242
   #Washington Banking Co.................................  46,698      605,673
    Washington Federal, Inc............................... 177,294    2,998,042
    Washington Trust Bancorp, Inc.........................  54,578    1,243,287
   *Waterstone Financial, Inc.............................  16,337       41,169
    Wayne Savings Bancshares, Inc.........................   2,043       17,509
    Webster Financial Corp................................ 295,878    6,041,829
    WesBanco, Inc.........................................  86,771    1,783,144
   #West Bancorporation, Inc..............................  51,490      513,355
  #*West Coast Bancorp....................................  51,607      840,162
   #Westamerica Bancorporation............................  97,603    4,580,509
  #*Western Alliance Bancorp.............................. 260,570    1,831,807
    Westwood Holdings Group, Inc..........................  21,297      802,471
    White River Capital, Inc..............................   2,320       44,358
  #*Wilshire Bancorp, Inc.................................  80,850      266,805
   #Wintrust Financial Corp............................... 116,586    3,984,909
  #*World Acceptance Corp.................................  53,502    3,409,147
   *WSB Holdings, Inc.....................................   8,331       23,452
    WVS Financial Corp....................................   4,423       43,191
   *Yadkin Valley Financial Corp..........................  37,680       70,085
   *ZipRealty, Inc........................................ 103,092      279,379
                                                                   ------------
Total Financials..........................................          541,563,841
                                                                   ------------
Health Care -- (8.8%)
  #*Abaxis, Inc...........................................  41,375      981,415
  #*ABIOMED, Inc..........................................  96,403    1,591,614
  #*Acadia Pharmaceuticals, Inc...........................  72,700      118,501
  #*Accelr8 Technology Corp...............................  10,113       39,845
   *Access Pharmaceuticals, Inc...........................   5,300       12,137
   *Accuray, Inc.......................................... 246,205    1,698,815
  #*Achillion Pharmaceuticals, Inc........................  96,161      712,553
   *Adcare Health Systems, Inc............................  12,088       74,341
   *Addus HomeCare Corp...................................   4,367       25,460
  #*Adeona Pharmaceuticals, Inc...........................   9,451        7,750
   *Adolor Corp........................................... 120,300      267,066
   *ADVENTRX Pharmaceuticals, Inc.........................  93,483      275,775
   *Affymax, Inc.......................................... 121,684      804,331
  #*Affymetrix, Inc....................................... 249,137    1,407,624
  #*Air Methods Corp......................................  43,302    3,035,470
  #*Akorn, Inc............................................ 134,446      931,711
   *Albany Molecular Research, Inc........................  93,612      447,465
  #*Alexza Pharmaceuticals, Inc...........................  93,820      143,545
  #*Align Technology, Inc................................. 275,021    6,047,712
   *Alkermes, Inc......................................... 265,034    4,569,186
   *Alliance HealthCare Services, Inc..................... 168,641      608,794
   *Allied Healthcare International, Inc.................. 336,250    1,284,475
   *Allied Healthcare Products, Inc.......................  13,770       52,188
   *Allos Therapeutics, Inc............................... 257,338      478,649
  #*Almost Family, Inc....................................  31,971      807,907
   *Alnylam Pharmaceuticals, Inc..........................  78,523      736,546
   *Alphatec Holdings, Inc................................ 252,548      737,440
  #*AMAG Pharmaceuticals, Inc.............................  61,481      910,534
  #*Amedisys, Inc.........................................  99,614    2,576,018
   *American Caresource Holding, Inc......................  14,808       17,473
   *American Dental Partners, Inc.........................  53,308      619,439
   *American Learning Corp................................   1,000        2,105
   *American Shared Hospital Services.....................  10,189       32,095
   *Amicus Therapeutics, Inc..............................  19,352      134,303
   *AMN Healthcare Services, Inc.......................... 137,458    1,107,911
   *Amsurg Corp........................................... 107,147    2,724,748
   *Anadys Pharmaceuticals, Inc...........................  89,104       86,431

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
    Analogic Corp...........................................  45,268 $2,434,966
   *Angeion Corp............................................     215        977
   *AngioDynamics, Inc......................................  91,026  1,258,890
   *Anika Therapeutics, Inc.................................  51,481    331,023
   *Anthera Pharmaceuticals, Inc............................   4,743     37,802
  #*ARCA Biopharma, Inc.....................................  26,243     38,315
   *Ardea Biosciences, Inc..................................  11,738    274,669
  #*Arena Pharmaceuticals, Inc.............................. 208,715    336,031
  #*Ariad Pharmaceuticals, Inc.............................. 375,965  4,470,224
   *Arqule, Inc............................................. 142,661    798,902
   *Array BioPharma, Inc.................................... 129,545    274,635
    Arrhythmia Research Technology, Inc.....................   9,581     41,102
  #*ArthroCare Corp.........................................  96,516  3,189,854
  #*ARYx Therapeutics, Inc..................................  52,655      1,132
    Assisted Living Concepts, Inc...........................  73,656  1,154,190
  #*athenahealth, Inc.......................................  13,010    764,858
   *AtriCure, Inc...........................................  32,621    396,998
    Atrion Corp.............................................   8,587  1,709,672
  #*AVANIR Pharmaceuticals, Inc............................. 209,570    785,888
   *AVEO Pharmaceuticals, Inc...............................  88,458  1,690,432
  #*AVI BioPharma, Inc......................................  94,680    139,180
   *Bioanalytical Systems, Inc..............................   5,617     10,279
   *BioClinica, Inc.........................................  50,326    235,526
  #*BioCryst Pharmaceuticals, Inc...........................  98,104    333,554
  #*Biodel, Inc.............................................  70,092    124,063
   *BioMimetic Therapeutics, Inc............................  15,946     61,552
  #*Bio-Reference Labs, Inc.................................  86,494  1,724,690
  #*BioSante Pharmaceuticals, Inc...........................  55,895    164,890
  #*BioScrip, Inc........................................... 190,137  1,365,184
  #*BioSpecifics Technologies Corp..........................  11,429    250,409
  #*Biotime, Inc............................................  10,754     52,480
  #*Bovie Medical Corp......................................  53,729    139,695
  #*BSD Medical Corp........................................  64,946    213,023
  #*Cadence Pharmaceuticals, Inc............................   4,389     37,965
  #*Caliper Life Sciences, Inc.............................. 547,609  4,463,013
   *Cambrex Corp............................................  98,827    435,827
    Cantel Medical Corp.....................................  60,097  1,498,218
   *Capital Senior Living Corp..............................  94,553    831,121
   *Capstone Therapeutics Corp.............................. 102,663     28,746
  #*Cardica, Inc............................................  31,042     94,368
   *CardioNet, Inc..........................................  73,420    370,037
   *Cardiovascular Systems, Inc.............................  19,012    284,229
   *CAS Medical Systems, Inc................................     106        296
   *Catalyst Health Solutions, Inc..........................  88,797  5,818,867
   *Catalyst Pharmaceutical Partners, Inc...................   6,701     10,387
   *Celldex Therapeutics, Inc...............................  94,305    338,555
  #*Celsion Corp............................................  37,275    142,763
  #*Centene Corp............................................ 176,406  5,787,881
  #*Cepheid, Inc............................................  52,736  1,991,311
  #*Cerus Corp..............................................  89,840    248,857
  #*Charles River Laboratories International, Inc...........  58,135  2,299,239
    Chemed Corp.............................................  80,477  4,893,806
   *Chindex International, Inc..............................   6,139     70,169
   *Cleveland Biolabs, Inc..................................   7,404     22,286
  #*Codexis, Inc............................................  35,241    317,169
  #*Columbia Laboratories, Inc..............................  17,300     49,478
  #*CombiMatrix Corp........................................   9,590     31,072
    Computer Programs & Systems, Inc........................  37,533  2,754,922
  #*Conceptus, Inc.......................................... 113,536  1,293,175
   *CONMED Corp.............................................  98,318  2,556,268
   *Conmed Healthcare Management, Inc.......................     597      2,263

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
  #*Continucare Corp........................................ 218,213 $1,379,106
    Cooper Cos., Inc........................................  79,025  6,044,622
  #*Corcept Therapeutics, Inc...............................  59,506    213,031
   *Cornerstone Therapeutics, Inc...........................   8,840     66,830
   *Corvel Corp.............................................  39,575  1,826,386
   *Cross Country Healthcare, Inc........................... 103,284    713,692
   *CryoLife, Inc...........................................  85,549    493,618
  #*Cubist Pharmaceuticals, Inc............................. 183,698  6,240,221
  #*Cumberland Pharmaceuticals, Inc.........................  10,380     63,941
  #*Curis, Inc.............................................. 169,658    592,106
   *Cutera, Inc.............................................  46,249    375,079
   *Cyberonics, Inc.........................................  99,926  2,711,992
   *Cyclacel Pharmaceuticals, Inc...........................  82,600     92,512
   *Cynosure, Inc. Class A..................................  34,187    444,773
  #*Cytokinetics, Inc....................................... 175,325    220,910
  #*Cytori Therapeutics, Inc................................  52,081    225,511
    Daxor Corp..............................................  14,561    146,629
  #*DepoMed, Inc............................................ 189,652  1,433,769
   *DexCom, Inc.............................................  46,648    661,469
   *DGT Holdings Corp.......................................   1,700     15,300
   *Digirad Corp............................................ 119,211    337,367
  #*Discovery Laboratories, Inc.............................   1,415      3,495
   *Durect Corp............................................. 185,002    381,104
   *DUSA Pharmaceuticals, Inc...............................   4,975     25,323
   *Dyax Corp............................................... 279,933    459,090
  #*Dynacq Healthcare, Inc..................................  24,797     45,874
   *DynaVox, Inc. Class A...................................   2,258     14,880
   *Emdeon, Inc. Class A....................................  87,484  1,356,002
   *Emergent Biosolutions, Inc.............................. 122,173  2,522,872
  #*Emeritus Corp........................................... 147,360  2,895,624
   *Encision, Inc...........................................   2,013      2,154
 .#*Endo Pharmaceuticals Solutions.......................... 132,809    146,090
   *Endologix, Inc..........................................  12,605    114,453
    Ensign Group, Inc.......................................  71,583  2,032,957
   *EnteroMedics, Inc.......................................   3,200      8,352
   *Entremed, Inc...........................................   9,289     17,185
  #*Enzo Biochem, Inc....................................... 149,336    573,450
  #*Enzon Pharmaceuticals, Inc.............................. 196,361  1,908,629
   *eResearch Technology, Inc............................... 154,501    984,171
   *Escalon Medical Corp....................................   3,000      3,420
  #*Exact Sciences Corp.....................................  80,468    687,197
   *Exactech, Inc...........................................  42,424    725,026
  #*Exelixis, Inc........................................... 267,703  2,061,313
   *Five Star Quality Care, Inc............................. 121,135    599,618
  .*Fresenius Kabi Pharmaceuticals Holding, Inc.............   5,527         --
   *Furiex Pharmaceuticals, Inc.............................  16,940    321,182
  .*Genaera Corp............................................   2,816         --
  #*Genomic Health, Inc.....................................  46,773  1,255,855
   *Gentiva Health Services, Inc............................ 103,690  1,865,383
   *GenVec, Inc.............................................  24,138     70,242
  #*Geron Corp.............................................. 165,706    637,968
   *Greatbatch, Inc.........................................  79,659  1,985,102
  #*GTx, Inc................................................  73,841    309,394
   *Haemonetics Corp........................................  88,123  5,772,056
  #*Halozyme Therapeutics, Inc.............................. 120,407    835,625
   *Hanger Orthopedic Group, Inc............................ 132,598  2,785,884
  #*Hansen Medical, Inc.....................................  32,495    148,827
   *Harvard Bioscience, Inc................................. 128,794    651,698
   *HealthSouth Corp........................................ 243,202  5,934,129
   *Healthspring, Inc....................................... 198,923  8,163,800
   *HealthStream, Inc.......................................  75,470  1,021,864

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                            SHARES     VALUE+
                                                           --------- ----------
Health Care -- (Continued)
   *Healthways, Inc.......................................   111,151 $1,659,484
   *Helicos BioSciences Corp..............................    77,882     11,682
  #*Hemispherx Biopharma, Inc.............................   150,400     53,542
  #*Hi-Tech Pharmacal Co., Inc............................    42,860  1,212,509
   *HMS Holdings Corp.....................................    81,028  6,125,717
   *Hooper Holmes, Inc.................................... 1,136,825  1,205,034
  #*iBio, Inc.............................................    38,100    102,870
   *iCAD, Inc.............................................     3,500      2,660
   *Icagen, Inc...........................................    21,324    128,157
  #*ICU Medical, Inc......................................    46,586  1,978,973
  #*Idenix Pharmaceuticals, Inc...........................    92,646    618,875
  #*Idera Pharmaceuticals, Inc............................   146,982    288,085
   *Immucor, Inc..........................................   255,730  6,776,845
  #*ImmunoGen, Inc........................................    31,334    423,949
  #*Immunomedics, Inc.....................................   204,466    834,221
   *Impax Laboratories, Inc...............................   224,560  4,756,181
  #*Incyte Corp...........................................   161,797  2,821,740
  #*Infinity Pharmaceuticals, Inc.........................    98,009    882,081
  #*Insulet Corp..........................................     9,417    185,138
  #*Integra LifeSciences Holdings Corp....................    97,410  4,390,269
   *IntegraMed America, Inc...............................    23,210    212,372
  #*InterMune, Inc........................................    30,226  1,008,944
    Invacare Corp.........................................   109,720  3,289,406
   *IPC The Hospitalist Co................................    54,932  2,484,574
   *Iridex Corp...........................................     6,987     28,088
   *IRIS International, Inc...............................    60,076    621,186
   *ISTA Pharmaceuticals, Inc.............................   109,894    546,173
  #*Jazz Pharmaceuticals, Inc.............................   140,067  5,668,511
  #*Kensey Nash Corp......................................    30,482    798,628
    Kewaunee Scientific Corp..............................    10,235    101,122
   *Kindred Healthcare, Inc...............................   178,669  3,366,124
  #*K-V Pharmaceutical Co.................................   121,125    241,039
   *K-V Pharmaceutical Co. Class B........................    31,772     66,403
    Landauer, Inc.........................................    30,461  1,719,523
   *Lannet Co., Inc.......................................    89,291    424,132
  #*LCA-Vision, Inc.......................................    64,839    272,972
    LeMaitre Vascular, Inc................................    41,551    275,068
  #*Lexicon Pharmaceuticals, Inc..........................    21,680     36,422
   *LHC Group, Inc........................................    63,114  1,437,737
   *LifePoint Hospitals, Inc..............................   135,963  5,044,227
   *Ligand Pharmaceuticals, Inc. Class B..................    19,098    260,115
   *Luminex Corp..........................................    84,364  1,716,807
   *Luna Innovations, Inc.................................     6,456     13,428
  #*Magellan Health Services, Inc.........................   122,809  6,398,349
   *MannKind Corp.........................................   116,681    387,381
   *Marina Biotech, Inc...................................    12,233      2,569
    Masimo Corp...........................................   179,346  4,982,232
   *Maxygen, Inc..........................................   155,971    846,923
   *MedAssets, Inc........................................   167,878  2,127,014
   *MedCath Corp..........................................    68,115    893,669
   *Medical Action Industries, Inc........................    66,575    507,302
  .*Medical Staffing Network Holdings, Inc................   304,540         --
   *Medicines Co. (The)...................................   185,269  2,775,330
   *MediciNova, Inc.......................................    19,329     52,188
   #Medicis Pharmaceutical Corp. Class A..................   202,645  7,534,341
   *Medidata Solutions, Inc...............................    63,704  1,301,473
   *Medivation, Inc.......................................     5,848    124,095
   *MedQuist Holdings, Inc................................    74,724  1,000,554
    MEDTOX Scientific, Inc................................    30,856    481,662
   *Merge Healthcare, Inc.................................   184,454    937,026
   #Meridian Bioscience, Inc..............................   109,329  2,361,506

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
   *Merit Medical Systems, Inc.............................. 141,655 $2,219,734
   *Metropolitan Health Networks, Inc....................... 141,300    799,758
  #*Micromet, Inc...........................................  56,218    318,194
   *Misonix, Inc............................................  86,409    206,518
   *Molina Healthcare, Inc.................................. 157,715  3,572,245
  #*Momenta Pharmaceuticals, Inc............................  41,307    729,482
   *MWI Veterinary Supply, Inc..............................  28,607  2,547,739
   *Myrexis, Inc............................................  31,004    105,104
  #*Myriad Genetics, Inc.................................... 289,714  6,162,217
   *Nabi Biopharmaceuticals................................. 148,090    291,737
   *Nanosphere, Inc.........................................  89,498    184,366
   #National Healthcare Corp................................  30,624  1,456,784
    National Research Corp..................................  28,403  1,034,721
   *Natus Medical, Inc...................................... 115,146  1,327,633
   *Neogen Corp.............................................  73,346  3,033,591
  #*Neuralstem, Inc.........................................  78,273     89,231
   *Neurocrine Biosciences, Inc............................. 416,514  3,219,653
  #*NeurogesX, Inc..........................................  40,057     95,736
   *Neurometrix, Inc........................................  19,503      8,581
   *Novabay Pharmaceuticals, Inc............................   1,650      1,534
  #*Novavax, Inc............................................ 216,525    404,902
   *Novt Corp...............................................      64     24,832
   *NPS Pharmaceuticals, Inc................................  65,453    632,276
  #*NuVasive, Inc........................................... 134,091  3,837,684
   *NxStage Medical, Inc....................................  58,483  1,076,087
   *Obagi Medical Products, Inc.............................  60,942    631,969
   *Omnicell, Inc........................................... 114,464  1,958,479
  #*OncoGenex Pharmaceutical, Inc...........................  11,746    169,847
  #*Oncothyreon, Inc........................................  54,782    438,804
   *Onyx Pharmaceuticals, Inc...............................  24,400    804,712
  #*Opexa Therapeutics, Inc.................................   1,600      2,416
  #*Opko Health, Inc........................................  56,708    246,680
  #*Optimer Pharmaceuticals, Inc............................  32,367    342,443
   *OraSure Technologies, Inc............................... 157,132  1,445,614
   *Orchid Cellmark, Inc.................................... 203,675    560,106
   *Ore Holdings, Inc.......................................   9,505      1,901
   *Orexigen Therapeutics, Inc.............................. 101,608    167,653
   *Orthofix International N.V..............................  40,149  1,695,492
  #*Osiris Therapeutics, Inc................................  56,133    401,351
    Owens & Minor, Inc......................................  36,088  1,100,684
  #*Pain Therapeutics, Inc.................................. 148,099    713,837
   *Palomar Medical Technologies, Inc.......................  62,800    622,976
   *Par Pharmaceutical Cos., Inc............................ 124,573  4,034,919
   *Parexel International Corp.............................. 202,467  4,156,648
   *PDI, Inc................................................ 119,189    890,342
   #PDL BioPharma, Inc...................................... 488,006  3,020,757
   *Pernix Therapeutics Holdings, Inc.......................  24,995    217,207
   *Pharmasset, Inc.........................................  43,876  5,325,669
  #*PharmAthene, Inc........................................  15,119     40,065
   *PharMerica Corp......................................... 101,037  1,290,242
  #*PHC, Inc................................................  33,908     94,942
   *PhotoMedex, Inc.........................................   5,322     72,752
  #*Poniard Pharmaceuticals, Inc............................  53,935     12,313
  #*Pozen, Inc..............................................  67,296    299,467
  #*Progenics Pharmaceuticals, Inc.......................... 108,489    592,350
   *ProPhase Labs, Inc......................................  16,582     14,592
   *Providence Service Corp.................................  59,779    708,381
  #*pSivida Corp............................................  59,980    282,506
  #*PSS World Medical, Inc.................................. 187,502  4,486,923
    Psychemedics Corp.......................................   6,901     59,211
   #Quality Systems, Inc....................................  69,918  6,387,708

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
  #*Questcor Pharmaceuticals, Inc........................... 227,692 $7,069,837
  #*Quidel Corp.............................................  86,189  1,289,387
   *RadNet, Inc.............................................  88,298    331,118
  #*Raptor Pharmaceutical Corp..............................     213      1,201
   *Regeneration Technologies, Inc.......................... 185,021    608,719
   *Repligen Corp........................................... 140,880    497,306
   *Repros Therapeutics, Inc................................   6,764     37,337
   *Rigel Pharmaceuticals, Inc.............................. 218,670  1,900,242
   *Rochester Medical Corp..................................  39,305    352,173
   *Rockwell Medical Technologies, Inc......................  32,352    346,490
  #*RXi Pharmaceuticals Corp................................      84         98
  #*Sangamo BioSciences, Inc................................  89,315    484,087
   *Santarus, Inc........................................... 187,386    610,878
   *SciClone Pharmaceuticals, Inc........................... 198,623  1,275,160
   *Select Medical Holdings Corp............................  97,827    767,942
  #*SeraCare Life Sciences, Inc.............................  41,821    158,502
   *Skilled Healthcare Group, Inc...........................  70,976    624,589
   *Solta Medical, Inc...................................... 118,394    288,881
  #*Somaxon Pharmaceuticals, Inc............................   5,100      7,752
   *SonoSite, Inc...........................................  47,457  1,549,946
    Span-American Medical System, Inc.......................  12,193    188,260
   *Spectranetics Corp...................................... 100,697    697,830
  #*Spectrum Pharmaceuticals, Inc...........................  99,050  1,049,930
   *SRI/Surgical Express, Inc...............................  16,574     70,771
  #*Staar Surgical Co.......................................  79,933    363,695
  #*StemCells, Inc..........................................  10,349     37,877
  #*Stereotaxis, Inc........................................ 113,200    367,900
    Steris Corp............................................. 126,775  4,435,857
   *Strategic Diagnostics, Inc..............................   1,950      4,192
   *Sucampo Pharmaceuticals, Inc............................  63,175    253,964
   *Sun Healthcare Group, Inc...............................  72,483    507,381
   *SunLink Health Systems, Inc.............................  20,792     43,663
  #*Sunrise Senior Living, Inc.............................. 193,900  1,710,198
   *SuperGen, Inc........................................... 209,533    641,171
   *SurModics, Inc..........................................  57,176    628,936
   *Symmetry Medical, Inc................................... 122,294  1,177,691
   *Synovis Life Technologies, Inc..........................  39,381    656,481
   *Synta Pharmaceuticals Corp..............................  89,403    417,512
  #*Targacept, Inc..........................................  27,043    552,759
   *Team Health Holdings, Inc...............................  89,567  1,971,370
  #*Telik, Inc.............................................. 123,164     62,814
   *Theragenics Corp........................................ 571,070    976,530
  #*Theravance, Inc.........................................  90,830  1,941,945
   *Thoratec Corp........................................... 171,903  5,791,412
   *Threshold Pharmaceuticals, Inc..........................  10,400     17,368
   *TranS1, Inc.............................................  65,819    304,084
   *Transcend Services, Inc.................................  35,728  1,038,256
   *Transcept Pharmaceuticals, Inc..........................  52,384    212,679
   *Trimeris, Inc...........................................  16,637     39,263
   *Triple-S Management Corp................................  67,546  1,456,967
   #U.S. Physical Therapy, Inc..............................  39,858    959,781
   *Universal American Corp................................. 269,012  2,558,304
   *Urologix, Inc........................................... 123,715    121,241
   *Uroplasty, Inc..........................................  12,442     84,730
    Utah Medical Products, Inc..............................  15,563    392,966
  #*Vanda Pharmaceuticals, Inc..............................     802      5,758
   *Vascular Solutions, Inc.................................  61,900    808,414
   *VCA Antech, Inc.........................................  87,909  1,717,742
  #*Vical, Inc.............................................. 149,391    718,571
   *Viropharma, Inc......................................... 261,258  4,723,545
  #*Vision-Sciences, Inc....................................   4,525     11,086

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
   *WellCare Health Plans, Inc............................ 155,781 $  6,830,997
   #West Pharmaceutical Services, Inc..................... 113,028    4,958,538
   *Wright Medical Group, Inc............................. 128,087    2,003,281
   *XenoPort, Inc.........................................   6,073       43,058
   #Young Innovations, Inc................................  19,982      579,078
  #*Zalicus, Inc..........................................  43,551      100,167
   *Zoll Medical Corp.....................................  74,692    5,203,045
                                                                   ------------
Total Health Care.........................................          422,330,524
                                                                   ------------
Industrials -- (14.5%)
  #*3D Systems Corp....................................... 167,404    3,584,120
   #A.O. Smith Corp....................................... 133,228    5,524,965
   *A.T. Cross Co.........................................  36,222      534,999
  #*A123 Systems, Inc..................................... 361,188    1,852,894
   #AAON, Inc.............................................  85,542    1,940,093
    AAR Corp.............................................. 141,537    4,152,696
    ABM Industries, Inc................................... 187,431    4,217,198
   *Acacia Technologies Group............................. 168,983    7,252,750
   *ACCO Brands Corp...................................... 227,223    1,947,301
    Aceto Corp............................................  90,505      552,080
   *Active Power, Inc..................................... 459,231      776,100
    Actuant Corp. Class A................................. 256,740    6,344,045
   #Acuity Brands, Inc....................................  19,607      954,665
  #*Advisory Board Co. (The)..............................  55,756    2,985,176
   *AeroCentury Corp......................................   2,989       38,678
   *Aerosonic Corp........................................   7,498       25,118
  #*Aerovironment, Inc....................................  77,763    2,241,907
   *Air Transport Services Group, Inc..................... 216,273    1,077,040
    Aircastle, Ltd........................................ 213,426    2,443,728
    Alamo Group, Inc......................................  39,161      936,340
   *Alaska Air Group, Inc................................. 105,107    6,424,140
    Albany International Corp.............................  98,672    2,621,715
    Alexander & Baldwin, Inc.............................. 141,242    6,809,277
  #*Allegiant Travel Co...................................  67,816    2,918,122
   *Allied Defense Group, Inc.............................  59,074      197,898
   *Allied Motion Technologies, Inc.......................  11,958       62,780
  #*Altra Holdings, Inc...................................  94,713    2,106,417
   *Amerco, Inc...........................................  67,023    6,041,453
   *American Railcar Industries, Inc......................  79,770    1,865,820
   *American Reprographics Co............................. 150,223    1,026,023
    American Science & Engineering, Inc...................  31,573    2,561,517
   #American Woodmark Corp................................  35,780      594,664
    Ameron International Corp.............................  33,206    2,825,499
   #Ampco-Pittsburgh Corp.................................  33,367      869,210
   *AMREP Corp............................................   6,950       61,299
   *APAC Customer Services, Inc........................... 189,000    1,589,490
   #Apogee Enterprises, Inc...............................  95,705    1,095,822
  #*Applied Energetics, Inc...............................   3,315          822
    Applied Industrial Technologies, Inc.................. 151,357    4,831,315
  #*Argan, Inc............................................  23,791      246,713
    Arkansas Best Corp....................................  87,739    2,111,000
  #*Arotech Corp..........................................  33,040       60,794
   #Art's-Way Manufacturing Co., Inc......................     400        3,048
  #*Ascent Solar Technologies, Inc........................ 107,275       97,620
  #*Astec Industries, Inc.................................  80,043    3,003,213
   *Astronics Corp........................................  35,445    1,130,341
   *Astronics Corp. Class B...............................   6,487      204,600
   *Astrotech Corp........................................   1,822        1,585
   *Atlas Air Worldwide Holdings, Inc.....................  94,841    4,968,720
   *Avalon Holding Corp. Class A..........................  41,336      109,540
  #*Avis Budget Group, Inc................................ 386,304    5,837,053

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
   #AZZ, Inc................................................  44,279 $2,215,278
   #Badger Meter, Inc.......................................  51,789  1,889,781
   *Baldwin Technology Co. Class A..........................   3,200      3,520
   #Barnes Group, Inc....................................... 187,774  4,572,297
    Barrett Business Services, Inc..........................  30,057    448,450
  #*Beacon Roofing Supply, Inc.............................. 162,701  3,478,547
    Belden, Inc............................................. 159,610  5,881,628
   *Blount International, Inc............................... 168,936  2,809,406
   *BlueLinx Holdings, Inc..................................  88,627    199,411
   *BNS Holding, Inc........................................     201     50,250
    Brady Co. Class A....................................... 173,448  5,134,061
   *Breeze-Eastern Corp.....................................  33,282    369,430
   #Briggs & Stratton Corp.................................. 173,493  2,973,670
   #Brink's Co. (The)....................................... 163,115  4,867,352
  #*Broadwind Energy, Inc................................... 117,992    155,749
   *Builders FirstSource, Inc............................... 134,553    309,472
  #*C&D Technologies, Inc...................................   8,448     77,806
   *CAI International, Inc..................................  67,090  1,177,430
    Cascade Corp............................................  37,652  1,882,223
   *Casella Waste Systems, Inc..............................  86,987    547,148
  #*CBIZ, Inc............................................... 184,695  1,377,825
    CDI Corp................................................  63,766    826,407
  #*CECO Environmental Corp.................................  62,933    475,773
   *Celadon Group, Inc......................................  79,595  1,088,860
   *Cenveo, Inc............................................. 126,136    730,327
   *Ceradyne, Inc...........................................  88,041  2,853,409
   *Champion Industries, Inc................................   9,213     11,885
   *Chart Industries, Inc................................... 101,006  5,359,378
    Chase Corp..............................................  25,898    363,090
    Chicago Rivet & Machine Co..............................   1,596     26,813
    CIRCOR International, Inc...............................  59,842  2,588,166
   #CLAROC, Inc............................................. 106,600  4,696,796
  #*Clean Harbors, Inc......................................  91,428  4,822,827
   *Coleman Cable, Inc......................................  22,990    303,008
  #*Colfax Corp............................................. 149,595  4,049,537
   *Columbus McKinnon Corp..................................  67,314  1,107,315
   *Comarco, Inc............................................  35,710     11,963
    Comfort Systems USA, Inc................................ 128,531  1,341,864
   *Command Security Corp...................................   3,850      5,968
   *Commercial Vehicle Group, Inc........................... 176,613  1,872,098
   *Competitive Technologies, Inc...........................  25,804     43,093
    CompX International, Inc................................   8,328    113,261
   *Conrad Industries, Inc..................................   6,600     87,714
   *Consolidated Graphics, Inc..............................  39,090  2,016,653
   #Con-way, Inc............................................ 163,552  5,989,274
    Corporate Executive Board Co............................ 119,103  4,841,537
  #*CoStar Group, Inc.......................................  63,232  3,715,512
    Courier Corp............................................  39,371    378,355
   *Covenant Transportation Group, Inc...................... 167,876    985,432
   *CPI Aerostructures, Inc.................................  22,036    310,928
   *CRA International, Inc..................................  37,938  1,019,773
    Cubic Corp..............................................  91,254  4,429,469
    Curtiss-Wright Corp..................................... 159,230  5,088,991
   #Deluxe Corp............................................. 177,670  4,182,352
   *DigitalGlobe, Inc....................................... 164,089  4,286,005
   *Dollar Thrifty Automotive Group, Inc....................  67,632  4,872,209
    Douglas Dynamics, Inc...................................  16,474    250,240
    Ducommun, Inc...........................................  35,882    789,404
   *DXP Enterprises, Inc....................................  48,504  1,318,824
   *Dycom Industries, Inc................................... 128,701  2,193,065
    Dynamic Materials Corp..................................  45,921    973,525

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
  #*Eagle Bulk Shipping, Inc................................ 238,856 $  563,700
    Eastern Co..............................................  19,712    353,633
    Ecology & Environment, Inc. Class A.....................   8,838    151,218
   *EMCOR Group, Inc........................................ 229,826  6,416,742
    Encore Wire Corp........................................  77,608  1,708,152
  #*Ener1, Inc.............................................. 275,227    236,695
  #*Energy Conversion Devices, Inc.......................... 182,486    191,610
  #*Energy Recovery, Inc.................................... 137,182    421,149
    EnergySolutions, Inc.................................... 305,096  1,543,786
  #*EnerNOC, Inc............................................  15,559    260,458
   *EnerSys................................................. 174,440  5,578,591
    Ennis, Inc..............................................  88,840  1,558,254
  #*EnPro Industries, Inc...................................  71,349  3,299,178
   *Environmental Tectonics Corp............................   7,400     17,205
    ESCO Technologies, Inc..................................  91,320  3,166,978
    Espey Manufacturing & Electronics Corp..................   8,685    218,080
   *Esterline Technologies Corp.............................  81,808  6,247,677
  #*Excel Maritime Carriers, Ltd............................ 290,639    749,849
   *Exponent, Inc...........................................  47,564  1,988,651
   *Express-1 Expedited Solutions, Inc......................  72,002    280,808
    Federal Signal Corp..................................... 226,428  1,308,754
   *First Aviation Services, Inc............................   6,000      2,940
  #*Flanders Corp...........................................  59,997    197,990
   *Flow International Corp................................. 166,212    566,783
   #Forward Air Corp........................................ 101,052  3,148,780
   *Franklin Covey Co....................................... 113,617  1,272,510
   #Franklin Electric Co., Inc..............................  79,971  3,490,734
   *Freightcar America, Inc.................................  40,089    989,397
   *Frozen Food Express Industries.......................... 155,948    577,008
  #*FTI Consulting, Inc.....................................  94,818  3,440,945
   *Fuel Tech, Inc..........................................  81,816    520,350
  #*FuelCell Energy, Inc.................................... 166,806    221,852
   *Furmanite Corp.......................................... 126,760    993,798
    G & K Services, Inc. Class A............................  63,967  2,179,356
   #GATX Corp............................................... 160,856  6,342,552
  #*Genco Shipping & Trading, Ltd...........................  77,767    486,821
   *Gencor Industries, Inc..................................   5,287     40,921
  #*GenCorp, Inc............................................ 201,811  1,142,250
   *Generac Holdings, Inc...................................  49,184    912,363
  #*General Cable Corp...................................... 177,554  7,061,323
   *Genesee & Wyoming, Inc..................................  96,190  5,294,298
   *GEO Group, Inc. (The)................................... 223,068  4,639,814
   *GeoEye, Inc.............................................  78,064  3,119,437
   *Gibraltar Industries, Inc............................... 104,174  1,070,909
   *Global Power Equipment Group, Inc.......................  18,418    478,315
   #Gorman-Rupp Co. (The)...................................  71,529  2,330,415
   *GP Strategies Corp......................................  64,555    835,987
    Graham Corp.............................................  34,206    673,174
   #Granite Construction, Inc............................... 132,861  3,106,290
    Great Lakes Dredge & Dock Corp.......................... 209,081  1,244,032
   *Greenbrier Cos., Inc....................................  90,651  1,823,898
   *Griffon Corp............................................ 206,356  1,950,064
   *H&E Equipment Services, Inc............................. 120,395  1,444,740
    Hardinge, Inc...........................................  44,923    491,907
  #*Hawaiian Holdings, Inc.................................. 179,387    843,119
    Healthcare Services Group, Inc.......................... 228,255  3,581,321
   #Heartland Express, Inc.................................. 315,084  4,827,087
   #HEICO Corp..............................................  60,012  3,136,227
    HEICO Corp. Class A.....................................  85,041  3,146,517
    Heidrick & Struggles International, Inc.................  56,575  1,504,895
   *Heritage-Crystal Clean, Inc.............................   8,066    161,643

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
   #Herman Miller, Inc...................................... 198,515 $4,567,830
   *Hexcel Corp............................................. 334,881  8,017,051
   *Hill International, Inc................................. 126,334    678,414
   #HNI Corp................................................ 151,543  3,168,764
  #*Hoku Corp............................................... 103,928    153,813
   #Horizon Lines, Inc...................................... 149,815    157,306
    Houston Wire & Cable Co.................................  81,911  1,303,204
   *Hub Group, Inc. Class A................................. 127,339  4,517,988
   *Hudson Highland Group, Inc.............................. 108,570    650,334
   *Hudson Technologies, Inc................................   3,900      7,215
   *Hurco Cos., Inc.........................................  21,280    626,058
   *Huron Consulting Group, Inc.............................  75,427  2,441,572
   *Huttig Building Products, Inc........................... 235,028    164,520
   *ICF International, Inc..................................  67,096  1,567,363
  #*II-VI, Inc.............................................. 214,810  5,376,694
  #*InnerWorkings, Inc...................................... 158,828  1,164,209
   *Innotrac Corp...........................................  16,000     22,080
   *Innovative Solutions & Support, Inc.....................  46,017    246,191
  #*Insituform Technologies, Inc............................ 134,727  2,701,276
   #Insperity, Inc..........................................  92,466  2,701,857
    Insteel Industries, Inc.................................  60,608    694,568
   *Integrated Electrical Services, Inc.....................  30,483    100,899
   *Intelligent Systems Corp................................  32,937     46,112
    Interface, Inc. Class A................................. 175,585  2,812,872
   *Interline Brands, Inc................................... 109,351  1,829,442
    International Shipholding Corp..........................  18,655    384,106
    Intersections, Inc......................................  66,189  1,285,390
  #*JetBlue Airways Corp.................................... 731,813  3,505,384
    John Bean Technologies Corp.............................  97,584  1,723,333
   *JPS Industries, Inc.....................................   8,700     34,800
   *Kadant, Inc.............................................  37,897    997,070
    Kaman Corp. Class A.....................................  90,246  3,214,563
   *KAR Auction Services, Inc...............................  48,011    853,636
    Kaydon Corp............................................. 112,018  3,993,442
   *Kelly Services, Inc. Class A............................ 115,368  1,805,509
   *Kelly Services, Inc. Class B............................     350      5,451
   *Key Technology, Inc.....................................  20,756    337,077
   *Kforce, Inc............................................. 133,556  1,840,402
    Kimball International, Inc. Class B..................... 109,361    656,166
    Knight Transportation, Inc.............................. 275,373  4,334,371
    Knoll, Inc.............................................. 164,556  3,003,147
   *Korn/Ferry International................................ 183,712  3,957,156
  #*Kratos Defense & Security Solutions, Inc................ 116,902  1,270,724
    L.S. Starrett Co. Class A...............................  21,706    275,449
    Lawson Products, Inc....................................  33,760    630,299
   *Layne Christensen Co....................................  67,521  1,979,041
    LB Foster Co. Class A...................................  38,836  1,349,551
   *LECG Corp...............................................  78,299      2,662
   #Lindsay Corp............................................  40,947  2,591,945
   *LMI Aerospace, Inc......................................  40,350    927,646
    LSI Industries, Inc.....................................  81,638    679,228
   *Lydall, Inc.............................................  60,741    733,751
   *M&F Worldwide Corp......................................  59,008  1,478,740
   *Magnetek, Inc........................................... 397,147    714,865
   *Manitex International, Inc..............................   6,890     34,450
   #Manitowoc Co., Inc. (The)............................... 431,649  6,038,770
    Marten Transport, Ltd...................................  72,407  1,489,412
   *MasTec, Inc............................................. 273,081  5,701,931
    McGrath Rentcorp........................................  82,372  2,144,143
  #*Meritor, Inc............................................ 257,969  3,482,582
  #*Metalico, Inc........................................... 162,485    890,418

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
    Met-Pro Corp............................................  49,131 $  517,841
   *MFRI, Inc...............................................  18,405    170,798
   *Michael Baker Corp......................................  26,777    558,568
  #*Microvision, Inc........................................ 190,679    207,840
   *Middleby Corp...........................................  63,688  5,380,362
    Miller Industries, Inc..................................  40,167    657,935
   #Mine Safety Appliances Co............................... 123,445  4,211,943
   *Mistras Group, Inc......................................  83,856  1,430,583
   *Mobile Mini, Inc........................................ 129,278  2,729,059
   *Moog, Inc............................................... 141,820  5,807,529
   *Moog, Inc. Class B......................................   9,799    401,759
    Mueller Industries, Inc................................. 131,394  4,931,217
    Mueller Water Products, Inc............................. 631,395  2,064,662
   #Multi-Color Corp........................................  43,442  1,169,893
   *MYR Group, Inc..........................................  68,746  1,669,840
    NACCO Industries, Inc. Class A..........................  21,968  1,996,452
   *National Patent Development Corp........................  13,860     22,869
   #National Presto Industries, Inc.........................  17,745  1,805,376
    National Technical Systems, Inc.........................  26,035    156,991
   *Navigant Consulting, Inc................................ 156,555  1,842,652
  #*NIVS IntelliMedia Technology Group, Inc.................  92,784     29,691
   *NN, Inc.................................................  57,752    680,319
   *Northwest Pipe Co.......................................  30,766    924,518
  #*Ocean Power Technologies, Inc...........................  32,470    106,826
  #*Odyssey Marine Exploration, Inc......................... 125,767    371,013
   *Old Dominion Freight Line, Inc.......................... 189,006  7,002,672
  #*Omega Flex, Inc.........................................  26,373    342,058
   *On Assignment, Inc...................................... 128,701  1,312,750
   *Orbit International Corp................................   1,977      9,549
   *Orbital Sciences Corp................................... 201,319  3,486,845
   *Orion Energy Systems, Inc...............................  58,325    214,053
  #*Orion Marine Group, Inc.................................  67,233    584,255
   *P.A.M. Transportation Services, Inc.....................  32,028    310,672
  #*Pacer International, Inc................................ 101,694    543,046
   *Paragon Technologies, Inc...............................   2,519      5,995
   *Park-Ohio Holdings Corp.................................  40,654    772,833
   *Patrick Industries, Inc.................................  12,641     25,408
   *Patriot Transportation Holding, Inc.....................  38,192    884,909
   *PGT, Inc................................................  98,944    184,036
   *Pike Electric Corp...................................... 101,874    895,472
   *Pinnacle Airlines Corp..................................  61,300    244,587
  #*Plug Power, Inc.........................................  66,963    157,363
  #*PMFG, Inc...............................................  36,118    677,935
   *Point Blank Solutions, Inc..............................  68,285     35,508
   *Polypore International, Inc............................. 112,711  7,664,348
   *Powell Industries, Inc..................................  38,959  1,501,480
  #*PowerSecure International, Inc..........................  71,700    491,145
    Preformed Line Products Co..............................  22,331  1,392,561
    Primoris Services Corp..................................  88,016  1,073,795
    Providence & Worcester Railroad Co......................   5,409     75,456
  #*Quality Distribution, Inc...............................  79,970    919,655
    Quanex Building Products Corp........................... 131,448  2,059,790
   *RailAmerica, Inc........................................ 176,029  2,619,312
    Raven Industries, Inc...................................  62,186  3,285,286
   *RBC Bearings, Inc.......................................  74,758  2,838,561
   *RCM Technologies, Inc................................... 146,273    808,890
   *Real Goods Solar, Inc...................................   2,717      6,956
  #*Republic Airways Holdings, Inc.......................... 159,466    690,488
    Resources Connection, Inc............................... 197,036  2,565,409
   *Roadrunner Transportation Systems, Inc..................   3,797     58,588
    Robbins & Myers, Inc.................................... 153,211  7,390,899

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
  #*RSC Holdings, Inc....................................... 218,885 $2,613,487
   *Rush Enterprises, Inc. Class A..........................  92,572  1,850,514
   *Rush Enterprises, Inc. Class B..........................  37,831    633,669
   *Saia, Inc...............................................  54,404    819,868
  #*SatCon Technology Corp..................................  95,296    179,156
   *Sauer-Danfoss, Inc...................................... 122,532  5,820,270
    Schawk, Inc.............................................  83,226  1,314,139
   *School Specialty, Inc...................................  63,583    764,268
   *Schuff International, Inc...............................   6,400     76,000
    Seaboard Corp...........................................   1,738  4,544,870
    Servidyne, Inc..........................................     346      1,194
    Servotronics, Inc.......................................   1,500     13,260
   *SFN Group, Inc.......................................... 183,196  2,550,088
    SIFCO Industries, Inc...................................  12,576    229,512
   #Simpson Manufacturing Co., Inc.......................... 174,728  4,944,802
    SkyWest, Inc............................................ 184,321  2,370,368
   *SL Industries, Inc......................................  12,162    296,266
    SmartPros, Ltd..........................................  10,300     23,072
   *Sparton Corp............................................  34,820    321,389
  #*Spherix, Inc............................................   3,759      7,330
  #*Standard Parking Corp...................................  52,161    867,959
   #Standard Register Co....................................  69,953    209,859
    Standex International Corp..............................  42,150  1,356,808
   #Steelcase, Inc. Class A................................. 300,624  2,985,196
   *Sterling Construction Co., Inc..........................  53,000    678,400
    Sun Hydraulics, Inc.....................................  86,377  2,462,608
   *SunPower Corp. Class B..................................  51,320    778,011
    Superior Uniform Group, Inc.............................  10,485    122,570
   *Supreme Industries, Inc................................. 107,845    340,790
   *SYKES Enterprises, Inc.................................. 159,307  3,074,625
   *Sypris Solutions, Inc................................... 285,243  1,038,285
    TAL International Group, Inc............................ 114,511  3,542,970
  #*Taser International, Inc................................ 199,048    818,087
   *Team, Inc...............................................  66,247  1,772,107
   *TeamStaff, Inc..........................................   1,953      4,043
   *Tecumseh Products Co. Class A...........................  36,492    372,948
   *Tecumseh Products Co. Class B...........................   4,097     41,093
   *Teledyne Technologies, Inc.............................. 126,304  6,849,466
  #*Tel-Instrument Electronics Corp.........................   8,400     75,390
    Tennant Co..............................................  64,722  2,770,749
  #*Tetra Tech, Inc......................................... 213,386  4,694,492
    Textainer Group Holdings, Ltd........................... 165,901  4,305,131
   #Titan International, Inc................................ 142,184  3,592,990
   *Titan Machinery, Inc....................................  60,623  1,601,053
    Toro Co................................................. 106,210  5,717,284
  #*Track Data Corp.........................................     393     36,549
   *Trailer Bridge, Inc.....................................  15,503     21,704
   *Transcat, Inc...........................................   5,600     65,800
   *TRC Cos., Inc........................................... 358,679  2,001,429
    Tredegar Industries, Inc................................  81,691  1,557,030
   *Trex Co., Inc...........................................  41,166    867,779
   *TriMas Corp............................................. 119,678  2,868,682
   #Trinity Industries, Inc................................. 138,996  4,140,691
    Triumph Group, Inc......................................  83,060  4,471,950
   *TrueBlue, Inc........................................... 152,210  2,284,672
   *Tufco Technologies, Inc.................................   4,700     17,884
    Tutor Perini Corp....................................... 160,265  2,528,982
    Twin Disc, Inc..........................................  40,164  1,526,232
    U.S. Home Systems, Inc..................................  19,544     99,088
   *Ultralife Corp..........................................  59,836    281,229
    UniFirst Corp...........................................  48,774  2,675,254

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
  .*United Capital Corp...................................  27,513 $    825,390
  #*United Rentals, Inc................................... 142,440    3,277,544
   #United Stationers, Inc................................ 160,842    5,161,420
    Universal Forest Products, Inc........................  68,137    2,007,997
   *Universal Power Group, Inc............................   9,833       29,597
   *Universal Security Instruments, Inc...................   1,595       10,415
   *Universal Truckload Services, Inc.....................  41,294      656,575
   *UQM Technologies, Inc................................. 119,010      245,161
  #*US Airways Group, Inc................................. 532,319    3,321,671
   #US Ecology, Inc.......................................  61,875    1,045,069
   *USA Truck, Inc........................................  29,326      331,970
  #*USG Corp.............................................. 338,085    3,847,407
   #UTi Worldwide, Inc.................................... 301,491    4,875,109
  #*Valence Technology, Inc...............................  19,099       23,110
   *Valpey Fisher Corp....................................   8,710       25,782
   *Versar, Inc...........................................  27,782       83,624
    Viad Corp.............................................  67,782    1,405,121
    Vicor Corp............................................  96,941    1,363,960
    Virco Manufacturing Corp..............................  30,131       76,533
   *Volt Information Sciences, Inc........................ 119,747    1,089,698
    VSE Corp..............................................  10,866      228,729
   *Wabash National Corp.................................. 102,464      769,505
   #Watsco, Inc. Class A..................................  60,100    3,556,718
    Watsco, Inc. Class B..................................  12,022      714,648
    Watts Water Technologies, Inc......................... 101,102    3,389,950
   *WCA Waste Corp........................................  50,326      286,355
   #Werner Enterprises, Inc............................... 250,315    5,894,918
  #*WESCO International, Inc..............................  24,774    1,255,794
   *Willdan Group, Inc....................................   9,040       35,708
   *Willis Lease Finance Corp.............................  25,224      335,479
    WSI Industries, Inc...................................   1,900       12,635
  #*YRC Worldwide, Inc....................................  18,014       16,573
                                                                   ------------
Total Industrials.........................................          702,190,066
                                                                   ------------
Information Technology -- (15.8%)
  #*Accelrys, Inc......................................... 196,169    1,426,149
  #*ACI Worldwide, Inc.................................... 114,844    4,152,759
  #*Acme Packet, Inc...................................... 151,775    8,942,583
   *Acorn Energy, Inc.....................................  36,950      178,838
   *Actuate Corp.......................................... 159,559      968,523
   *Acxiom Corp........................................... 277,827    3,817,343
   *ADDvantage Technologies Group, Inc....................   6,085       15,943
   *Adept Technology, Inc.................................  17,243       69,662
   *ADPT Corp............................................. 326,989      971,157
   *Advanced Analogic Technologies, Inc................... 149,370      903,688
   *Advanced Energy Industries, Inc....................... 151,302    1,605,314
   *Advanced Photonix, Inc................................   5,345        5,986
  #*Advent Software, Inc.................................. 185,305    4,304,635
   *Aehr Test Systems.....................................  12,500       17,875
   *Aetrium, Inc..........................................   7,219       11,839
   *Agilysys, Inc......................................... 109,333    1,046,317
   *Alpha & Omega Semiconductor, Ltd......................   5,478       61,573
    American Software, Inc. Class A.......................  81,880      700,893
  #*Amkor Technology, Inc................................. 666,490    3,552,392
  #*Amtech Systems, Inc...................................  35,270      633,096
   *Anadigics, Inc........................................ 236,157      741,533
   *Analysts International Corp...........................  60,790      191,488
   *Anaren, Inc...........................................  53,358    1,067,694
  #*Ancestry.com, Inc..................................... 156,251    5,564,098
    Anixter International, Inc............................  88,483    5,523,109
   *Applied Micro Circuits Corp........................... 218,822    1,380,767

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
   *Ariba, Inc.............................................. 243,163 $8,041,400
   *Arris Group, Inc........................................ 432,969  5,195,628
  #*Aruba Networks, Inc..................................... 173,765  3,987,907
  #*AsiaInfo-Linkage, Inc................................... 129,671  1,981,373
   *Aspen Technology, Inc...................................  99,791  1,546,760
   *Astea International, Inc................................   2,800     14,280
    Astro-Med, Inc..........................................  13,768    108,767
   *ATMI, Inc............................................... 108,814  2,029,381
   *ATS Corp................................................   5,607     25,512
   *AuthenTec, Inc.......................................... 117,189    304,691
  #*Authentidate Holding Corp...............................  91,600     92,516
   *Autobytel, Inc.......................................... 712,007    719,127
   *Aviat Networks, Inc..................................... 210,304    813,876
   *Avid Technology, Inc.................................... 132,131  1,729,595
   *Aware, Inc..............................................  43,723    155,217
   *Axcelis Technologies, Inc............................... 373,772    620,462
  #*AXT, Inc................................................ 182,535  1,593,531
    Bel Fuse, Inc. Class A..................................   8,210    170,275
    Bel Fuse, Inc. Class B..................................  30,395    578,113
   *Benchmark Electronics, Inc.............................. 103,271  1,512,920
   *BigBand Networks, Inc................................... 152,903    298,161
   *Bitstream, Inc..........................................   7,200     39,384
    Black Box Corp..........................................  61,095  1,740,597
   #Blackbaud, Inc.......................................... 153,353  3,895,166
  #*Blackboard, Inc......................................... 104,593  4,556,071
   *Blonder Tongue Laboratories, Inc........................  22,536     39,213
   *Blue Coat Systems, Inc.................................. 162,204  3,268,411
    Bogen Communications International, Inc.................  11,900     46,112
   *Bottomline Technologies, Inc............................ 116,976  2,724,371
   *Brightpoint, Inc........................................ 240,607  2,187,118
   *BroadVision, Inc........................................   4,823     58,599
   *Brooks Automation, Inc.................................. 231,524  2,201,793
   *BSQUARE Corp............................................  35,368    220,696
   *BTU International, Inc..................................  20,326    145,737
  #*Cabot Microelectronics Corp.............................  83,152  3,217,151
   *CACI International, Inc................................. 105,860  6,254,209
   *CalAmp Corp............................................. 429,346  1,618,634
   *Calix, Inc.............................................. 139,002  2,549,297
  #*Callidus Software, Inc..................................  71,125    365,582
   *Cardtronics, Inc........................................ 148,620  3,415,288
   *Cascade Microtech, Inc..................................  50,953    273,108
   #Cass Information Systems, Inc...........................  30,842  1,157,809
  #*CEVA, Inc...............................................  81,463  2,461,812
   *Checkpoint Systems, Inc................................. 133,187  2,091,036
  #*China Information Technology, Inc....................... 140,514    299,295
   *Chyron International Corp...............................   1,822      4,336
   *Ciber, Inc.............................................. 245,545  1,232,636
  #*Cirrus Logic, Inc....................................... 228,709  3,471,803
   *Clearfield, Inc.........................................  82,011    660,189
   #Cognex Corp............................................. 142,762  4,846,770
  #*Cogo Group, Inc......................................... 101,143    476,384
   *Coherent, Inc...........................................  88,663  4,258,484
    Cohu, Inc...............................................  81,141  1,015,885
 .#*Commerce One LLC........................................  45,000         --
    Communications Systems, Inc.............................  29,498    527,424
   *CommVault Systems, Inc.................................. 147,326  5,704,463
   *Computer Task Group, Inc................................  62,896    810,729
   *comScore, Inc...........................................  84,341  1,839,477
    Comtech Telecommunications Corp.........................  95,351  2,569,709
  #*Comverge, Inc...........................................  52,193    165,974
   *Concurrent Computer Corp................................  24,720    159,197

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
  #*Constant Contact, Inc...................................   6,743 $  127,645
   *Convergys Corp.......................................... 426,964  5,311,432
   *Convio, Inc.............................................  14,874    151,120
   *CoreLogic, Inc..........................................  15,755    248,614
   *Cray, Inc............................................... 122,296    738,668
    Crexendo, Inc...........................................  23,497     82,944
  #*CSG Systems International, Inc.......................... 120,029  2,131,715
   *CSP, Inc................................................   8,385     35,343
    CTS Corp................................................ 112,384  1,104,735
   *CVD Equipment Corp......................................  10,329    167,640
   *CyberOptics Corp........................................  13,954    131,586
   *Cymer, Inc.............................................. 116,953  5,149,441
   #Daktronics, Inc......................................... 137,956  1,369,903
   *Data I/O Corp...........................................   7,300     43,727
   *Datalink Corp...........................................  57,105    590,466
   *Dataram Corp............................................  70,982    107,183
   *DataTRAK International, Inc.............................   2,915      1,326
   *Datawatch Corp..........................................   3,832     21,651
    DDi Corp................................................  88,470    728,108
  #*DealerTrack Holdings, Inc............................... 138,076  3,201,982
   *Deltek, Inc............................................. 118,706    849,935
  #*DemandTec, Inc..........................................  43,212    309,398
   *DG FastChannel, Inc.....................................  96,880  2,737,829
   *Dice Holdings, Inc...................................... 300,238  4,140,282
   *Diebold, Inc............................................  61,654  1,864,417
   *Digi International, Inc.................................  87,162  1,245,545
   *Digimarc Corp...........................................  22,744    903,164
   *Digital Angel Corp......................................  21,399      5,136
  #*Digital River, Inc...................................... 137,498  3,506,199
  #*Diodes, Inc............................................. 159,694  3,760,794
   *Ditech Networks, Inc....................................  94,247    103,672
  #*Document Security Systems, Inc..........................  30,085    101,687
   *Dot Hill Systems Corp................................... 691,220  1,562,157
   *DSP Group, Inc..........................................  94,173    714,773
   *DTS, Inc................................................  59,528  2,066,812
   *Dynamics Research Corp..................................  93,697  1,132,797
    Earthlink, Inc.......................................... 347,888  2,797,020
   *Easylink Services International Corp....................   3,800     20,140
  #*Ebix, Inc............................................... 124,947  2,460,206
  #*Echelon Corp............................................  53,964    447,362
  #*Echo Global Logistics, Inc..............................  20,662    309,104
   *EchoStar Corp...........................................  60,665  2,029,851
  #*EDGAR Online, Inc.......................................  21,300     22,152
   *Edgewater Technology, Inc...............................  43,768    119,924
   *Elecsys Corp............................................  10,067     59,295
    Electro Rent Corp.......................................  82,429  1,332,053
   *Electronics for Imaging, Inc............................ 161,223  2,774,648
   *eMagin Corp.............................................  63,283    281,609
  #*EMCORE Corp............................................. 316,324    828,769
   *EMS Technologies, Inc...................................  54,305  1,785,548
   *Emulex Corp............................................. 314,952  2,661,344
   *Entegris, Inc........................................... 474,771  4,068,787
   *Entorian Technologies, Inc..............................  10,595     38,142
  #*Entropic Communications, Inc............................ 205,504  1,372,767
    EPIQ Systems, Inc....................................... 121,719  1,572,609
   *ePlus, Inc..............................................  18,269    484,677
   *Euronet Worldwide, Inc.................................. 178,681  3,066,166
  #*Evergreen Solar, Inc....................................  17,300      5,536
    Evolving Systems, Inc...................................   5,500     39,380
   *Exar Corp............................................... 152,179  1,005,903
  #*ExlService Holdings, Inc................................ 101,029  2,358,017

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
   *Extreme Networks........................................ 309,134 $1,047,964
   #Fair Isaac Corp......................................... 136,989  4,075,423
   *Fairchild Semiconductor International, Inc.............. 374,281  5,617,958
   *FalconStor Software, Inc................................ 137,274    590,278
  #*Faro Technologies, Inc..................................  55,512  2,262,669
   *FEI Co.................................................. 132,806  4,387,910
   *FormFactor, Inc......................................... 173,687  1,596,184
    Forrester Research, Inc.................................  78,039  2,466,032
   *Frequency Electronics, Inc..............................  47,309    495,325
   *FSI International, Inc.................................. 128,971    364,988
   *Gerber Scientific, Inc.................................. 166,622  1,836,174
   *Giga-Tronics, Inc.......................................   3,942      7,845
   *GigOptix, Inc...........................................  29,082     62,526
   *Global Cash Access, Inc................................. 221,136    621,392
   *Globalscape, Inc........................................  11,073     24,361
   *Globecomm Systems, Inc..................................  76,435  1,067,033
   *Glu Mobile, Inc.........................................   6,246     31,355
   *GSE Systems, Inc........................................  46,715    103,707
   *GSI Group, Inc..........................................  13,714    154,008
   *GSI Technology, Inc.....................................  96,942    622,368
  #*GT Solar International, Inc............................. 495,965  6,764,963
   *GTSI Corp...............................................  82,077    423,517
   *Guidance Software, Inc..................................  49,312    370,826
   *Hackett Group, Inc...................................... 139,889    611,315
   *Harmonic, Inc........................................... 388,886  2,111,651
   *Hauppauge Digital, Inc..................................  32,277     60,358
    Heartland Payment Systems, Inc.......................... 132,603  2,789,967
  .*Here Media, Inc.........................................  22,918         --
  .*Here Media, Inc. Special Shares.........................  22,918         --
  #*Hittite Microwave Corp.................................. 107,749  6,032,867
   *HSW International, Inc..................................     436      2,333
  #*Hutchinson Technology, Inc..............................  89,355    279,681
   *Hypercom Corp........................................... 902,356  7,318,107
   *I.D. Systems, Inc.......................................  10,613     52,428
  #*Identive Group, Inc..................................... 126,236    267,620
   *IEC Electronics Corp....................................  31,572    199,535
   #iGATE Corp.............................................. 194,132  2,910,039
  #*iGo, Inc................................................ 105,087    184,953
   *Ikanos Communications, Inc.............................. 230,090    289,913
   *Imation Corp............................................ 132,976  1,106,360
   *Immersion Corp..........................................  85,202    779,598
  #*Infinera Corp........................................... 338,768  2,178,278
   *InfoSpace, Inc.......................................... 174,717  1,665,053
   *Innodata Isogen, Inc....................................  69,106    213,538
   *Insight Enterprises, Inc................................ 160,653  2,703,790
   *InsWeb Corp.............................................   1,533     11,727
   *Integrated Device Technology, Inc....................... 510,042  3,488,687
   *Integrated Silicon Solution, Inc........................ 140,381  1,247,987
  #*Intellicheck Mobilisa, Inc..............................  61,334     76,054
   *Interactive Intelligence Group..........................  62,925  2,391,779
   #InterDigital, Inc....................................... 142,471  9,723,646
   *Intermec, Inc........................................... 201,537  2,172,569
   *Internap Network Services Corp.......................... 180,220  1,120,968
   *International Rectifier Corp............................ 230,721  5,927,222
  #*Internet Media Services, Inc............................  12,978      1,622
   *Interphase Corp.........................................  22,732    105,704
   #Intersil Corp. Class A.................................. 431,960  5,205,118
  #*Intest Corp.............................................  43,077    146,031
   *Intevac, Inc............................................  77,779    707,789
   *IntriCon Corp...........................................  17,906     70,729
   *Inuvo, Inc..............................................   1,558      2,602

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
   *INX, Inc...............................................   6,309 $    52,869
   *iPass, Inc............................................. 493,097     838,265
  #*IPG Photonics Corp..................................... 191,833  11,546,428
   *Iteris, Inc............................................  19,424      25,057
  #*Ixia................................................... 157,598   1,575,980
   *IXYS Corp.............................................. 108,326   1,477,567
  #*j2 Global Communications, Inc.......................... 157,809   4,219,813
   *JDA Software Group, Inc................................ 145,864   4,078,357
   *Kemet Corp............................................. 151,800   1,851,960
   *Kenexa Corp............................................  74,163   1,896,348
   *Key Tronic Corp........................................  31,329     139,414
    Keynote Systems, Inc...................................  56,578   1,355,043
  #*KIT Digital, Inc.......................................  90,515   1,054,500
   *Kopin Corp............................................. 225,515     969,714
   *Kulicke & Soffa Industries, Inc........................ 247,544   2,277,405
  #*KVH Industries, Inc....................................  50,003     478,529
   *Lantronix, Inc.........................................   2,333       5,809
   *Lattice Semiconductor Corp............................. 471,583   2,923,815
   *LeCroy Corp............................................ 198,067   2,014,341
   *LGL Group, Inc.........................................   7,103      68,686
   *LightPath Technologies, Inc............................   1,850       3,848
  #*Limelight Networks, Inc................................ 367,177   1,512,769
   *Lionbridge Technologies, Inc........................... 177,002     575,256
   *Liquidity Services, Inc................................  94,397   2,282,519
   #Littlefuse, Inc........................................  76,782   3,922,792
   *Logic Devices, Inc.....................................   6,400       4,896
  #*LogMeIn, Inc...........................................  80,850   2,874,218
   *LoJack Corp............................................  88,416     354,548
   *LookSmart, Ltd.........................................   2,267       3,310
  #*LoopNet, Inc........................................... 129,084   2,364,819
   *Loral Space & Communications, Inc...................... 120,478   7,864,804
  #*LTX-Credence Corp...................................... 319,926   2,300,268
   *Magma Design Automation, Inc........................... 129,626     964,417
   *Management Network Group, Inc..........................  42,154     102,013
   *Manhattan Associates, Inc..............................  76,070   2,837,411
   #ManTech International Corp. Class A....................  78,502   3,202,882
    Marchex, Inc...........................................  93,373     809,544
   *Market Leader, Inc.....................................  19,233      43,082
   *Mastech Holdings, Inc..................................     418       1,860
   *Mattersight Corp.......................................  22,709     166,457
  #*Mattson Technology, Inc................................ 145,818     253,723
    Maximus, Inc........................................... 118,100   4,562,203
  #*Maxwell Technologies, Inc..............................  19,573     330,197
   *Measurement Specialties, Inc...........................  50,671   1,654,915
   *MEMSIC, Inc............................................  10,913      32,739
   *Mentor Graphics Corp................................... 395,038   4,515,284
  #*Mercury Computer Systems, Inc.......................... 226,389   3,801,071
    Mesa Laboratories, Inc.................................  13,749     463,891
    Methode Electronics, Inc............................... 127,647   1,350,505
   #Micrel, Inc............................................ 209,442   2,125,836
   *Microsemi Corp......................................... 281,849   5,594,703
   *MicroStrategy, Inc.....................................  26,261   4,185,216
  #*Mindspeed Technologies, Inc............................ 112,979     769,387
  #*MIPS Technologies, Inc................................. 176,580   1,267,844
    MKS Instruments, Inc................................... 179,736   4,484,413
    Mocon, Inc.............................................  21,701     366,530
    ModusLink Global Solutions, Inc........................ 154,776     648,511
   *MoneyGram International, Inc........................... 307,967   1,034,769
   *Monolithic Power Systems, Inc.......................... 117,878   1,590,174
   *Monotype Imaging Holdings, Inc......................... 122,457   1,677,661
  #*Monster Worldwide, Inc................................. 155,741   1,828,399

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
  #*MoSys, Inc..............................................  98,106 $  522,905
   *Move, Inc............................................... 409,969    840,436
   *MRV Communications, Inc................................. 694,216    978,845
    MTS Systems Corp........................................  51,622  2,034,423
   *Multi-Fineline Electronix, Inc..........................  78,631  1,596,996
  #*Nanometrics, Inc........................................ 173,921  2,937,526
   *NAPCO Security Technologies, Inc........................   9,511     24,919
   *NCI, Inc. Class A.......................................  27,226    584,814
   *NETGEAR, Inc............................................ 125,836  4,141,263
  #*NetList, Inc............................................  78,133    134,389
  #*NetLogic Microsystems, Inc..............................   2,086     72,071
   *NetScout Systems, Inc................................... 146,243  2,230,206
   *NetSuite, Inc...........................................  90,651  3,554,426
   *Network Engines, Inc.................................... 123,793    165,883
   *Network Equipment Technologies, Inc.....................  96,492    249,914
   *NeuStar, Inc............................................ 253,413  6,598,875
   *Newport Corp............................................ 128,894  2,003,013
   *Newtek Business Services, Inc........................... 148,095    213,257
   *Nextwave Wireless, Inc..................................  11,725      3,166
    NIC, Inc................................................ 176,636  2,255,642
   *Novatel Wireless, Inc................................... 101,083    518,556
   *NumereX Corp. Class A...................................  46,754    339,434
  #*Oclaro, Inc............................................. 138,188    649,484
  #*OmniVision Technologies, Inc............................ 188,320  5,506,477
   *Omtool, Ltd.............................................   3,470     10,236
   *Online Resources Corp................................... 132,196    470,618
  #*Onvia, Inc..............................................   2,306      9,293
   *Openwave Systems, Inc................................... 645,710  1,452,848
   *Oplink Communications, Inc..............................  69,334  1,170,358
    OPNET Technologies, Inc.................................  76,666  2,630,410
   *Opnext, Inc............................................. 240,913    455,326
    OPTi, Inc...............................................  11,000     19,140
    Optical Cable Corp......................................  25,998    102,432
   *Orbcomm, Inc............................................ 112,008    332,664
  #*OSI Systems, Inc........................................  65,415  2,700,985
   *Overland Storage, Inc...................................  62,392    186,552
   *PAR Technology Corp.....................................  34,425    132,880
   #Park Electrochemical Corp...............................  70,396  1,841,559
  #*ParkerVision, Inc.......................................  73,539     88,247
   *PC Connection, Inc......................................  50,219    392,713
   *PC Mall, Inc............................................  41,855    330,654
   *PC-Tel, Inc.............................................  58,100    377,650
  #*PDF Solutions, Inc......................................  84,743    508,458
   *Perceptron, Inc.........................................  21,095    136,485
   *Perficient, Inc......................................... 102,854  1,029,569
   *Performance Technologies, Inc...........................  38,515     82,422
   *Pericom Semiconductor Corp..............................  81,163    663,913
   *Pervasive Software, Inc.................................  46,662    342,499
  #*PFSweb, Inc.............................................   6,817     32,653
   *Photronics, Inc......................................... 183,449  1,372,199
   *Pixelworks, Inc.........................................  44,938    109,649
   *Planar Systems, Inc..................................... 280,770    890,041
    Plantronics, Inc........................................ 165,482  5,667,758
   *Plexus Corp............................................. 132,506  3,910,252
  #*PLX Technology, Inc.....................................  86,538    295,095
   *PMC-Sierra, Inc......................................... 547,816  3,829,234
   #Power Integrations, Inc.................................  91,396  3,243,644
  #*Power-One, Inc.......................................... 350,547  2,527,444
   *Powerwave Technologies, Inc............................. 800,268  1,736,582
   *Presstek, Inc...........................................  96,558    175,736
   *PRGX Global, Inc........................................  82,657    538,924

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
  .*Price Communications Liquidation Trust.................. 159,870 $       --
   *Procera Networks, Inc...................................   1,090     12,110
   *Progress Software Corp.................................. 226,608  5,461,253
   *PROS Holdings, Inc......................................  58,552    955,569
   #Pulse Electronics Corp..................................  88,315    369,157
    QAD, Inc. Class A.......................................  46,774    505,159
    QAD, Inc. Class B.......................................  11,868    114,289
  #*QLogic Corp............................................. 334,377  5,072,499
   *Qualstar Corp...........................................  25,800     46,698
  #*Quantum Corp............................................ 767,700  2,019,051
   *Quest Software, Inc..................................... 261,322  4,959,892
  #*QuickLogic Corp.........................................  74,433    311,130
   *QuinStreet, Inc.........................................  56,620    707,184
   *Radiant Systems, Inc.................................... 138,912  3,915,929
   *Procera Networks, Inc...................................   1,090     12,110
   *RadiSys Corp............................................ 123,888    983,671
   *Ramtron International Corp..............................  90,836    199,839
   *RealNetworks, Inc....................................... 462,741  1,564,065
   *Reis, Inc...............................................  39,537    419,092
   *Relm Wireless Corp......................................  32,943     34,920
    Renaissance Learning, Inc...............................  91,918  1,181,146
  #*Research Frontiers, Inc.................................   4,300     18,748
    RF Industries, Ltd......................................  14,762     64,953
  #*RF Micro Devices, Inc................................... 991,023  6,689,405
   *RF Monolithics, Inc.....................................  23,489     25,368
    Richardson Electronics, Ltd.............................  58,120    861,920
  #*RightNow Technologies, Inc..............................  60,650  2,058,461
    Rimage Corp.............................................  27,551    408,306
   *Rofin-Sinar Technologies, Inc...........................  98,782  3,099,779
   *Rogers Corp.............................................  53,520  2,594,650
  #*Rosetta Stone, Inc......................................  58,413    806,099
  #*Rubicon Technology, Inc.................................  81,972  1,206,628
   *Rudolph Technologies, Inc............................... 311,455  2,675,398
  #*S1 Corp................................................. 226,432  2,128,461
   *Saba Software, Inc......................................  89,058    691,090
   *Sanmina-SCI Corp........................................ 256,986  2,929,640
   *Sapient Corp............................................ 499,630  6,954,850
   *ScanSource, Inc.........................................  92,856  3,431,029
   *Schmitt Industries, Inc.................................   2,366      8,376
   *Scientific Learning Corp................................   9,751     29,155
   *SeaChange International, Inc............................ 110,515  1,056,523
   *Selectica, Inc..........................................  10,332     54,450
   *Semtech Corp............................................ 224,747  5,236,605
   *Sevcon, Inc.............................................   7,783     56,582
   *ShoreTel, Inc........................................... 165,837  1,412,931
   *Sigma Designs, Inc...................................... 106,670    912,028
   *Sigmatron International, Inc............................   2,200     10,560
   *Silicon Graphics International Corp.....................  97,499  1,391,311
   *Silicon Image, Inc...................................... 270,185  1,548,160
  #*Silicon Laboratories, Inc...............................  53,364  1,889,619
   *Simulations Plus, Inc...................................  35,178    116,791
   *Smart Modular Technologies (WWH), Inc................... 210,858  1,897,722
  #*Smith Micro Software, Inc............................... 119,075    423,907
   *Soapstone Networks, Inc.................................  53,559        348
   *SolarWinds, Inc......................................... 249,945  5,376,317
  #*Sonic Foundry, Inc......................................  10,310    133,824
  #*Sonus Networks, Inc..................................... 911,912  2,699,260
   *Soundbite Communications, Inc...........................   2,200      5,324
  #*Sourcefire, Inc.........................................  91,799  2,256,419
   *Spansion, Inc. Class A.................................. 215,127  3,911,009
  #*Spark Networks, Inc.....................................  30,952    115,451
   *Spire Corp..............................................  23,050     46,100

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
  #*SRS Labs, Inc...........................................  45,242 $  400,392
   *SS&C Technologies Holdings, Inc.........................  18,804    348,250
    Stamps.com, Inc.........................................  46,739    782,878
   *Standard Microsystems Corp..............................  79,489  1,880,710
   *StarTek, Inc............................................  50,089    180,320
  #*STEC, Inc............................................... 168,015  1,708,713
  #*Stratasys, Inc..........................................  71,383  1,820,266
   *Stream Global Services, Inc.............................   4,917     16,029
   *SuccessFactors, Inc..................................... 142,298  3,842,046
  #*SunPower Corp. Class A..................................  11,970    234,971
   *Super Micro Computer, Inc............................... 130,899  1,844,367
   *Supertex, Inc...........................................  35,641    690,723
   *Support.com, Inc........................................ 162,460    523,121
   *Sycamore Networks, Inc..................................  99,101  1,952,290
   *Symmetricom, Inc........................................ 329,857  1,870,289
  #*Synaptics, Inc.......................................... 111,118  2,730,169
  #*Synchronoss Technologies, Inc...........................  70,125  2,051,156
   *SYNNEX Corp............................................. 124,528  3,526,633
    Syntel, Inc............................................. 102,082  5,611,448
   *Taitron Components, Inc.................................   2,900      3,176
   *Take-Two Interactive Software, Inc...................... 289,002  3,898,637
   *Taleo Corp..............................................  70,281  2,326,301
   *Tech Data Corp..........................................   7,450    347,692
    Technical Communications Corp...........................     400      3,196
   *TechTarget, Inc.........................................  92,001    609,967
   *Tekelec................................................. 178,892  1,404,302
   *TeleCommunication Systems, Inc.......................... 168,974    858,388
  #*TeleNav, Inc............................................  39,427    395,453
   *TeleTech Holdings, Inc.................................. 201,958  3,996,749
    Telular Corp............................................  70,800    451,704
    Tessco Technologies, Inc................................  24,009    356,534
   *Tessera Technologies, Inc............................... 175,878  2,763,043
    TheStreet, Inc..........................................  95,636    271,606
  #*THQ, Inc................................................ 216,925    578,105
   *TIBCO Software, Inc..................................... 376,019  9,791,535
   *Tier Technologies, Inc..................................  52,586    262,930
   *TII Network Technologies, Inc...........................   2,460      5,437
   *TNS, Inc................................................  86,062  1,454,448
   *Transact Technologies, Inc..............................  27,781    322,537
  #*TranSwitch Corp.........................................  22,072     66,437
  #*Travelzoo, Inc..........................................  44,090  2,327,952
   *Trident Microsystems, Inc...............................  37,800     24,570
   *Trio-Tech International.................................   3,256     11,559
   *Triquint Semiconductor, Inc............................. 555,025  4,173,788
   *TSR, Inc................................................   5,056     24,471
  #*TTM Technologies, Inc................................... 278,074  3,851,325
  #*Tyler Technologies, Inc................................. 105,600  2,691,744
  #*Ultimate Software Group, Inc............................  45,424  2,470,157
   *Ultra Clean Holdings, Inc...............................  76,225    529,002
   *Ultratech, Inc..........................................  87,903  2,316,244
  #*Unisys Corp............................................. 145,537  3,022,803
    United Online, Inc...................................... 297,385  1,775,388
  #*Universal Display Corp..................................  67,655  2,023,561
   *USA Technologies, Inc...................................  17,630     35,613
   *UTStarcom Holdings Corp................................. 469,737    643,540
  #*ValueClick, Inc......................................... 265,948  4,803,021
  #*Veeco Instruments, Inc.................................. 146,044  5,811,091
   *Verint Systems, Inc.....................................  58,913  2,004,220
  #*Viasat, Inc............................................. 137,797  6,191,219
   *Viasystems Group, Inc...................................  37,578    843,250
   *Vicon Industries, Inc...................................  14,689     64,264

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Information Technology -- (Continued)
   *Video Display Corp....................................  21,287 $     87,277
  #*Virnetx Holding Corp.................................. 178,758    5,436,031
   *Virtusa Corp.......................................... 110,235    2,167,220
  #*Vishay Intertechnology, Inc........................... 381,854    5,258,130
   *Vishay Precision Group, Inc...........................  27,687      472,063
   *VistaPrint N.V........................................  45,566    1,216,612
   *Vocus, Inc............................................  21,290      608,255
   *Volterra Semiconductor Corp...........................  84,450    2,176,276
    Wayside Technology Group, Inc.........................   3,860       43,695
   *Web.com Group, Inc.................................... 153,052    1,330,022
   *WebMediaBrands, Inc................................... 174,747      202,707
   *Websense, Inc......................................... 137,411    3,116,481
   *Westell Technologies, Inc............................. 295,909      843,341
   *Winland Electronics, Inc..............................  23,806       15,474
   *Wireless Ronin Technologies, Inc......................  37,195       54,677
   *Wireless Telecom Group, Inc...........................  61,660       49,328
   *WPCS International, Inc...............................  34,365      102,751
   *Wright Express Corp................................... 126,503    6,223,948
   *XO Group, Inc......................................... 119,339    1,115,820
   *X-Rite, Inc...........................................  40,973      199,129
   *Zebra Technologies Corp. Class A...................... 140,851    5,634,040
   *Zhone Technologies, Inc...............................  54,221      110,611
  #*Zix Corp.............................................. 200,515      769,978
   *Zoran Corp............................................ 184,540    1,531,682
   *Zygo Corp.............................................  58,637      703,644
                                                                   ------------
Total Information Technology                                        764,378,712
                                                                   ------------
Materials -- (4.8%)
    A. Schulman, Inc...................................... 110,615    2,450,122
   *A.M. Castle & Co......................................  78,356    1,360,260
   *AEP Industries, Inc...................................  17,906      484,894
   #AK Steel Holding Corp................................. 392,499    4,768,863
   #AMCOL International Corp.............................. 108,269    3,319,528
   *American Pacific Corp.................................  24,489      196,892
    American Vanguard Corp................................  95,671    1,306,866
   *Arabian American Development Co.......................  14,547       64,734
    Arch Chemicals, Inc...................................  92,478    4,357,563
    Balchem Corp..........................................  97,189    4,253,963
    Boise, Inc............................................ 404,251    2,801,459
    Buckeye Technologies, Inc............................. 140,322    3,773,259
  #*Calgon Carbon Corp.................................... 200,213    2,981,172
    Carpenter Technology Corp............................. 154,907    8,897,858
   *Century Aluminum Co................................... 330,943    4,308,878
   *Chemtura Corp.........................................  36,885      649,176
   *Clearwater Paper Corp.................................  40,220    3,042,241
   *Coeur d'Alene Mines Corp.............................. 239,020    6,522,856
    Commercial Metals Co.................................. 397,323    5,765,157
   *Contango ORE, Inc.....................................   4,405       66,075
   *Continental Materials Corp............................     397        6,217
   *Core Molding Technologies, Inc........................  19,442      176,728
   #Deltic Timber Corp....................................  43,147    2,237,172
   *Detrex Corp...........................................     500        5,325
   #Eagle Materials, Inc.................................. 152,876    3,798,969
   *Ferro Corp............................................ 298,612    3,887,928
    Flamemaster Corp......................................     189          765
   *Flotek Industries, Inc................................  22,100      208,403
    Friedman Industries, Inc..............................  22,981      272,325
  #*General Moly, Inc..................................... 174,363      796,839
  #*General Steel Holdings, Inc...........................   9,957       14,637
   *Georgia Gulf Corp..................................... 124,332    2,491,613
   #Globe Specialty Metals, Inc........................... 238,854    5,512,750

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Materials -- (Continued)
   *Golden Minerals, Co.....................................  51,086 $  742,790
   *Graham Packaging Co., Inc...............................     850     21,548
   *Graphic Packaging Holding Co............................ 898,607  4,448,105
    H.B. Fuller Co.......................................... 169,718  3,879,753
   #Hawkins, Inc............................................  38,220  1,315,532
    Haynes International, Inc...............................  41,845  2,621,171
   *Headwaters, Inc......................................... 210,070    481,060
  #*Hecla Mining Co......................................... 697,227  5,417,454
   *Horsehead Holding Corp.................................. 150,229  1,678,058
    Innophos Holdings, Inc..................................  74,404  3,586,273
   *Innospec, Inc...........................................  85,742  2,754,033
    Kaiser Aluminum Corp....................................  66,237  3,697,349
   *KapStone Paper & Packaging Corp......................... 159,859  2,492,202
   #KMG Chemicals, Inc......................................  38,225    640,651
    Koppers Holdings, Inc...................................  70,836  2,622,349
  #*Kraton Performance Polymers, Inc........................ 109,730  3,961,253
    Kronos Worldwide, Inc...................................  15,682    485,515
   *Landec Corp............................................. 111,301    687,840
   #Limoneira Co............................................     805     16,688
   *Louisiana-Pacific Corp.................................. 446,670  3,461,692
   *LSB Industries, Inc.....................................  76,081  3,023,459
   *Material Sciences Corp.................................. 239,323  2,039,032
   *Materion Corp...........................................  71,398  2,721,692
   *Mercer International, Inc............................... 152,484  1,408,952
   *Metals USA Holdings Corp................................  28,754    442,237
    Minerals Technologies, Inc..............................  62,839  4,070,710
  #*Mines Management, Inc...................................  58,244    110,664
  #*Verso Paper Corp........................................  23,636     59,326
   *Mod-Pac Corp............................................  28,616    171,124
    Myers Industries, Inc................................... 121,452  1,445,279
    Neenah Paper, Inc.......................................  98,399  1,986,676
   #NewMarket Corp..........................................  40,900  6,708,418
    NL Industries, Inc...................................... 138,298  2,489,364
   *Noranda Aluminum Holding Corp...........................  22,277    309,205
   *Northern Technologies International Corp................  15,957    280,205
   #Olin Corp............................................... 273,955  5,728,399
    Olympic Steel, Inc......................................  36,279    948,696
   *OM Group, Inc........................................... 106,600  3,867,448
   *Omnova Solutions, Inc................................... 155,349  1,050,159
    P.H. Glatfelter Co...................................... 158,383  2,389,999
   *Penford Corp............................................  46,837    272,123
    PolyOne Corp............................................ 321,087  4,976,848
   #Quaker Chemical Corp....................................  42,544  1,724,734
   *Rockwood Holdings, Inc.................................. 110,211  6,664,459
   *RTI International Metals, Inc........................... 101,960  3,269,857
    Schnitzer Steel Industries, Inc. Class A................  81,069  4,117,495
   #Schweitzer-Maudoit International, Inc...................  69,668  3,909,071
  #*Senomyx, Inc............................................  60,712    316,917
    Sensient Technologies Corp.............................. 172,631  6,408,063
   *Spartech Corp...........................................  94,818    545,204
    Stepan Co...............................................  32,201  2,553,539
  #*Stillwater Mining Co.................................... 267,369  4,090,746
  #*STR Holdings, Inc.......................................  47,450    652,912
    Synalloy Corp...........................................  15,203    175,443
   #Texas Industries, Inc...................................  91,558  3,535,054
   *U.S. Energy Corp........................................  10,000     42,300
  #*U.S. Gold Corp.......................................... 269,111  1,708,855
   *UFP Technologies, Inc...................................   3,300     62,205
   *United States Lime & Minerals, Inc......................  18,438    760,383
   *Universal Stainless & Alloy Products, Inc...............  24,089  1,076,537
    Valhi, Inc..............................................  31,275  1,695,730
  #*Verso Paper Corp........................................  23,636     59,326

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Materials -- (Continued)
    Vulcan International Corp.............................     700 $     26,600
    Wausau Paper Corp..................................... 329,594    2,432,404
   *Webco Industries, Inc.................................     600       76,800
    Westlake Chemical Corp................................ 119,513    6,184,798
   *Williams Industries, Inc..............................   1,200        1,782
   #Worthington Industries, Inc........................... 250,983    5,263,114
   *Xerium Technologies, Inc..............................     145        2,369
    Zep, Inc..............................................  70,768    1,326,900
   *Zoltek Cos., Inc...................................... 143,846    1,454,283
                                                                   ------------
Total Materials                                                     232,371,372
                                                                   ------------
Other -- (0.0%)
   *All American Group, Inc. Escrow Shares................ 281,012           --
   .Avigen, Inc. Escrow Shares............................ 193,723           --
  .*Big 4 Ranch, Inc......................................   3,200           --
  .*Concord Camera Corp. Escrow Shares.................... 113,476           --
  .*DLB Oil & Gas, Inc. Escrow Shares.....................   1,300           --
  .*iGo, Inc. Escrow Shares...............................   4,100           --
  .*MAIR Holdings, Inc. Escrow Shares.....................  51,616           --
  .*Noel Group, Inc.......................................   8,000           --
  .*Petrocorp, Inc. Escrow Shares.........................   6,900          414
   *Tesco Corp. ADR.......................................   6,642      141,209
  .*Voyager Learning Co. Escrow Shares....................  72,800           --
                                                                   ------------
Total Other                                                             141,623
                                                                   ------------
Telecommunication Services -- (0.9%)
    AboveNet, Inc.........................................  89,947    5,476,873
   #Alaska Communications Systems Group, Inc..............  55,024      397,824
   #Atlantic Tele-Network, Inc............................  47,171    1,781,649
  #*Cbeyond, Inc..........................................  80,412      903,027
   *CenturyLink, Inc......................................  24,613      913,388
   *Cincinnati Bell, Inc.................................. 689,748    2,386,528
   *Cogent Communications Group, Inc......................  91,437    1,377,956
   #Consolidated Communications Holdings, Inc............. 105,121    1,894,280
  #*FiberTower Corp.......................................  64,471       72,208
   *General Communications, Inc. Class A.................. 156,023    1,770,861
   *Global Crossing, Ltd..................................  73,630    2,535,081
    HickoryTech Corp......................................  54,240      579,283
   #IDT Corp. Class B.....................................  73,548    1,774,713
  #*Iridium Communications, Inc........................... 136,091    1,160,856
   *Leap Wireless International, Inc...................... 246,684    3,320,367
   *Neutral Tandem, Inc................................... 118,389    1,814,903
    NTELOS Holdings Corp.................................. 143,161    2,780,187
   *PAETEC Holding Corp................................... 459,285    2,030,040
   *Pendrell Corp.........................................  10,681       29,907
   *Premiere Global Services, Inc......................... 190,324    1,610,141
   *Primus Telecommunications Group, Inc..................   1,505       20,483
    Shenandoah Telecommunications Co......................  66,633    1,056,799
    SureWest Communications...............................  93,681    1,229,095
    USA Mobility, Inc.....................................  76,441    1,262,041
   *Vonage Holdings Corp.................................. 554,353    2,222,956
   #Warwick Valley Telephone Co...........................  23,907      335,415
                                                                   ------------
Total Telecommunication Services                                     40,736,861
                                                                   ------------
Utilities -- (2.4%)
    ALLETE, Inc........................................... 124,675    5,018,169
   *AMEN Properties, Inc..................................      19        9,130
   #American States Water Co..............................  63,796    2,181,185
   #Artesian Resources Corp...............................  13,840      251,888
  #*Atlantic Power Corp...................................  37,390      583,658

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                         ------- --------------
Utilities -- (Continued)
    Avista Corp......................................... 201,869 $    5,089,117
   #Black Hills Corp.................................... 135,509      4,049,009
  #*Cadiz, Inc..........................................  18,389        198,233
    California Water Service Group...................... 143,588      2,629,096
    Central Vermont Public Service Corp.................  46,509      1,632,001
   #CH Energy Group, Inc................................  53,391      2,726,678
    Chesapeake Utilities Corp...........................  33,115      1,278,570
   #Cleco Corp.......................................... 153,687      5,336,013
    Connecticut Water Services, Inc.....................  24,195        612,859
    Consolidated Water Co., Ltd.........................  15,019        135,471
    Delta Natural Gas Co., Inc..........................   6,889        223,066
   *Dynegy, Inc......................................... 420,016      2,402,492
    El Paso Electric Co................................. 148,600      4,970,670
   #Empire District Electric Co......................... 144,071      2,940,489
   *Environmental Power Corp............................  29,836            537
    Gas Natural, Inc....................................   7,689         86,117
   *GenOn Energy, Inc................................... 608,753      2,368,049
    IDACORP, Inc........................................ 167,160      6,554,344
   #Laclede Group, Inc..................................  75,131      2,798,630
   #MGE Energy, Inc.....................................  77,134      3,168,665
   #Middlesex Water Co..................................  50,371        921,286
   #New Jersey Resources Corp........................... 140,020      6,106,272
    Northwest Natural Gas Co............................  91,679      4,089,800
    NorthWestern Corp................................... 124,678      3,992,190
   #Ormat Technologies, Inc.............................  44,548        929,271
    Otter Tail Corp..................................... 123,520      2,566,746
    Pennichuck Corp.....................................   9,615        274,508
   #PNM Resources, Inc.................................. 310,691      4,666,579
    Portland General Electric Co........................ 261,369      6,476,724
    RGC Resources, Inc..................................   3,164        100,868
   #SJW Corp............................................  57,807      1,359,621
   #South Jersey Industries, Inc........................ 101,268      5,114,034
    Southwest Gas Corp.................................. 157,695      5,880,447
  #*Synthesis Energy Systems, Inc.......................  48,546        100,490
   #UIL Holdings Corp................................... 170,832      5,454,666
   #UniSource Energy Corp............................... 126,546      4,659,424
   #Unitil Corp.........................................  36,969        944,558
   #WGL Holdings, Inc...................................  93,657      3,634,828
   #York Water Co.......................................  39,907        680,015
                                                                 --------------
Total Utilities                                                     115,196,463
                                                                 --------------
TOTAL COMMON STOCKS.....................................          3,933,834,981
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
   *Accuride Corp. Warrants 02/26/12....................  35,197          2,464
  .*BankAtlantic Bancorp, Inc. Rights 06/16/11.......... 229,743         64,328
  .*Capital Bank Corp. Rights 03/04/11..................   2,560             --
   *Celgene Corp. Contingent Value Rights...............   5,871         12,036
  .*Contra Pharmacopeia Contingent Value Rights.........  20,649             --
  .*CSF Holding, Inc. Litigation Rights.................   3,250             --
  .*Emergent Biosolutions, Inc. Contingent Value Rights.  17,329             --
   *Federal-Mogul Corp. Warrants 12/27/14...............   4,373          1,356
   .Ligand Pharmaceuticals, Inc. Class B Contingent
     Value Rights....................................... 344,196             --
  .*Mace Security International, Inc. Rights 08/01/11...  29,525             --
  .*U.S. Concrete, Inc. Warrants A 08/31/17.............   9,325             --
  .*U.S. Concrete, Inc. Warrants B 08/31/17.............   9,325             --
   *Valley National Bancorp Warrants 06/30/15...........     616          1,669
                                                                 --------------
TOTAL RIGHTS/WARRANTS                                                    81,853
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                      SHARES         VALUE+
                                                    ------------ --------------
   BlackRock Liquidity Funds Tempcash Portfolio -
     Institutional Shares..........................   14,356,680 $   14,356,680

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                    ------------
                                                       (000)
SECURITIES LENDING COLLATERAL -- (18.2%)
(S)@DFA Short Term Investment Fund.................  877,311,564    877,311,564
    @Repurchase Agreement, JPMorgan Securities LLC
     0.20%, 08/01/11 (Collateralized by $3,445,548
     FNMA, rates ranging from 4.500% to 6.500%,
     maturities ranging from 05/01/36 to 07/01/41,
     valued at $3,456,386) to be repurchased at
     $3,345,205.................................... $      3,345      3,345,149
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL................                 880,656,713
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $4,135,470,597)^^.........................              $4,828,930,227
                                                                 ==============

U.S. SMALL CAP PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                             VALUATION INPUTS
                            --------------------------------------------------
                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                            --------------------------------------------------
                               LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                            -------------- ------------ ------- --------------
 Common Stocks
    Consumer Discretionary. $  676,569,176           --   --    $  676,569,176
    Consumer Staples.......    161,369,535           --   --       161,369,535
    Energy.................    276,981,646 $      5,162   --       276,986,808
    Financials.............    541,563,841           --   --       541,563,841
    Health Care............    422,184,434      146,090   --       422,330,524
    Industrials............    701,364,676      825,390   --       702,190,066
    Information Technology.    764,378,712           --   --       764,378,712
    Materials..............    232,371,372           --   --       232,371,372
    Other..................        141,209          414   --           141,623
    Telecommunication
      Services.............     40,736,861           --   --        40,736,861
    Utilities..............    115,196,463           --   --       115,196,463
 Rights/Warrants...........         17,525       64,328   --            81,853
 Temporary Cash
  Investments..............     14,356,680           --   --        14,356,680
 Securities Lending
  Collateral...............             --  880,656,713   --       880,656,713
                            -------------- ------------   --    --------------
 TOTAL                      $3,947,232,130 $881,698,097   --    $4,828,930,227
                            ============== ============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                           U.S. MICRO CAP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                            SHARES    VALUE+
                                                            ------- -----------
COMMON STOCKS -- (86.9%)
Consumer Discretionary -- (13.7%)
   *1-800-FLOWERS.COM, Inc................................. 161,868 $   487,223
   *4Kids Entertainment, Inc...............................  79,592      16,714
   *AC Moore Arts & Crafts, Inc............................ 223,773     413,980
    Acme United Corp.......................................  30,407     307,415
   *AFC Enterprises, Inc................................... 144,086   2,226,129
    AH Belo Corp........................................... 245,466   1,570,982
    Aldila, Inc............................................  52,806     203,303
    Ambassadors Group, Inc................................. 141,974   1,209,618
    Amcon Distributing Co..................................   5,690     371,898
  #*American Apparel, Inc.................................. 150,877     156,912
   *American Axle & Manufacturing Holdings, Inc............ 346,627   3,975,812
   *American Biltrite, Inc.................................  86,849     733,006
  #*American Public Education, Inc.........................  54,187   2,469,302
   *America's Car-Mart, Inc................................ 105,056   3,555,095
   *Amerigon, Inc.......................................... 106,759   1,795,686
    Ameristar Casinos, Inc.................................  12,112     268,886
    Arbitron, Inc..........................................  94,136   3,682,600
  #*Archipelago Learning, Inc..............................  84,803     817,501
   *Arctic Cat, Inc........................................ 110,720   1,824,666
    Ark Restaurants Corp...................................  36,613     554,687
   *Asbury Automotive Group, Inc........................... 295,080   6,353,072
   *Ascent Capital Group, Inc. Class A.....................  26,638   1,281,554
  #*Atrinsic, Inc..........................................  27,850     109,729
   *Audiovox Corp. Class A................................. 164,685   1,184,085
   *Bakers Footwear Group, Inc.............................  60,195      60,797
   *Ballantyne Strong, Inc.................................  66,691     254,760
   #Barnes & Noble, Inc....................................  15,476     269,282
    Bassett Furniture Industries, Inc......................  90,500     714,950
  #*Beasley Broadcast Group, Inc...........................  65,543     275,936
   *Beazer Homes USA, Inc.................................. 614,966   1,783,401
    bebe stores, Inc....................................... 469,564   3,479,469
   *Belo Corp.............................................. 800,325   5,594,272
   *Benihana, Inc..........................................  17,647     160,941
   *Benihana, Inc. Class A.................................   8,566      78,979
    Big 5 Sporting Goods Corp..............................  94,399     778,792
   *Biglari Holdings, Inc..................................  12,870   4,738,348
  #*BJ's Restaurants, Inc.................................. 218,820  10,146,683
   *Black Diamond, Inc..................................... 138,650   1,166,046
  #*Blockbuster, Inc. Class A.............................. 595,858      51,840
   *Blockbuster, Inc. Class B.............................. 170,000       8,500
  #*Blue Nile, Inc.........................................  67,682   2,867,010
   *Bluegreen Corp......................................... 280,227     722,986
    Blyth, Inc.............................................  36,738   2,324,046
    Bob Evans Farms, Inc...................................  19,990     690,455
   #Bon-Ton Stores, Inc. (The)............................. 133,472   1,354,741
   #Books-A-Million, Inc...................................  60,174     185,938
  #*Borders Group, Inc..................................... 149,836       3,147
    Bowl America, Inc. Class A.............................  55,406     705,318
  #*Boyd Gaming Corp.......................................  39,623     346,305
  #*Bridgepoint Education, Inc.............................   3,157      78,167
   *Broadview Institute, Inc...............................  15,800      15,010
   *Brookfield Residential Properties, Inc.................  32,140     320,436
   #Brown Shoe Co., Inc.................................... 178,125   1,799,062
   #Brunswick Corp......................................... 124,141   2,709,998
   *Buffalo Wild Wings, Inc................................ 149,089   9,471,624
   *Build-A-Bear-Workshop, Inc.............................  88,009     544,776
   *Cache, Inc............................................. 109,084     632,687
  .*California Coastal Communities, Inc.................... 107,476          --

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            SHARES     VALUE+
                                                           --------- ----------
Consumer Discretionary -- (Continued)
   #Callaway Golf Co......................................   289,794 $1,840,192
   *Cambium Learning Group, Inc...........................    89,134    281,663
   *Canterbury Park Holding Corp..........................    25,641    291,538
   *Caribou Coffee Co., Inc...............................    67,138    886,893
  #*Carmike Cinemas, Inc..................................   102,243    634,929
    Carriage Services, Inc................................   168,400    961,564
   *Carrols Restaurant Group, Inc.........................   216,330  2,126,524
   *Casual Male Retail Group, Inc.........................   208,008    875,714
    Cato Corp. Class A....................................   251,022  6,983,432
   *Cavco Industries, Inc.................................    57,047  2,427,920
    CEC Entertainment, Inc................................   125,297  4,848,994
  #*Charles & Colvard, Ltd................................    58,453    143,210
   *Charming Shoppes, Inc................................. 1,036,471  4,249,531
   #Cherokee, Inc.........................................    81,398  1,290,972
    Christopher & Banks Corp..............................   163,361  1,029,174
   *Chromcraft Revington, Inc.............................    81,837    114,572
    Churchill Downs, Inc..................................   112,265  4,931,801
   *Citi Trends, Inc......................................   130,565  1,831,827
   *Coast Distribution System, Inc........................    41,382    124,146
   *Cobra Electronics Corp................................    26,385    102,901
   *Coldwater Creek, Inc..................................   340,576    429,126
    Collectors Universe, Inc..............................    49,720    777,621
  #*Conn's, Inc...........................................   317,093  2,609,675
   *Core-Mark Holding Co., Inc............................    52,341  1,949,179
  #*Corinthian Colleges, Inc..............................   140,688    585,262
   *Cosi, Inc.............................................     3,033      2,123
  #*Cost Plus, Inc........................................   148,754  1,322,423
   #CPI Corp..............................................    35,312    393,376
   *Craftmade International, Inc..........................    63,108    189,324
  #*Crown Media Holdings, Inc.............................   170,294    289,500
    CSS Industries, Inc...................................    52,750  1,046,560
   *Culp, Inc.............................................   186,578  1,660,544
  #*Cumulus Media, Inc....................................   157,070    554,457
   *Cybex International, Inc..............................     6,772      5,424
   *Cycle Country Accessories Corp........................       488        166
  #*Daily Journal Corp....................................       200     14,600
   *Decorator Industries, Inc.............................    14,942      9,862
   *dELiA*s, Inc..........................................     7,960     14,010
   *Delta Apparel, Inc....................................    77,201  1,518,544
    Destination Maternity Corp............................    86,838  1,425,880
   *DGSE Cos., Inc........................................     9,213     81,627
  #*DineEquity, Inc.......................................    88,912  4,632,315
   *Dixie Group, Inc......................................   104,300    451,619
   *Dolan Media Co........................................   131,429  1,042,232
   *Domino's Pizza, Inc...................................   242,198  6,507,860
   *Dorman Products, Inc..................................   158,055  5,647,305
    Dover Downs Gaming & Entertainment, Inc...............   135,731    420,766
   *Dover Motorsports, Inc................................   168,371    311,486
    Drew Industries, Inc..................................   187,163  3,986,572
   *DSW, Inc..............................................    89,669  4,750,664
   *Duckwall-ALCO Stores, Inc.............................    52,342    586,230
  #*E.W. Scripps Co. Class A (The)........................   205,290  1,769,600
    EDCI Holdings, Inc....................................    62,230    273,812
    Educational Development Corp..........................    36,900    197,415
    Einstein Noah Restaurant Group, Inc...................    65,111  1,020,940
   *ELXSI Corp............................................     7,100     14,200
   *Emerson Radio Corp....................................   243,478    430,956
   *Emmis Communications Corp. Class A....................   303,222    306,254
   *Empire Resorts, Inc...................................    96,174     87,518
   *Enova Systems, Inc....................................       376        263
  #*Entercom Communications Corp..........................   359,150  2,851,651

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   *Entravision Communications Corp......................... 971,879 $1,875,726
    Escalade, Inc...........................................  62,320    368,934
   #Ethan Allen Interiors, Inc.............................. 220,201  4,051,698
  #*Ever-Glory International Group, Inc.....................   1,379      2,606
   *Exide Technologies...................................... 343,985  2,462,933
   *Famous Dave's of America, Inc...........................  48,686    499,518
   *Federal Screw Works.....................................  12,548     77,484
    Finish Line, Inc. Class A............................... 400,378  8,528,051
   *Fisher Communications, Inc..............................  25,775    755,723
    Flanigan's Enterprises, Inc.............................  20,756    149,236
    Flexsteel Industries, Inc...............................  55,532    846,863
   *Footstar, Inc...........................................  81,000     64,800
   *Frederick's of Hollywood Group, Inc.....................   3,103      2,079
    Fred's, Inc............................................. 313,921  4,137,479
    Frisch's Restaurants, Inc...............................  63,337  1,335,777
  #*Fuel Systems Solutions, Inc............................. 142,950  3,036,258
   *Full House Resorts, Inc.................................  66,981    211,660
   *Furniture Brands International, Inc..................... 196,801    793,108
    Gaiam, Inc..............................................  66,889    288,960
   *GameTech International, Inc.............................  40,067     10,017
    Gaming Partners International Corp......................  13,959    109,439
   *Geeknet, Inc............................................   1,732     42,676
   *Genesco, Inc............................................ 140,800  7,293,440
   *G-III Apparel Group, Ltd................................ 154,230  4,761,080
   *Global Sources, Ltd.....................................   4,429     40,791
   *Global Traffic Network, Inc.............................  76,288    899,436
  #*Golfsmith International Holdings, Inc...................   4,689     19,459
   *Grand Canyon Education, Inc.............................   9,978    153,561
   *Gray Television, Inc.................................... 363,896    884,267
   *Gray Television, Inc. Class A...........................  41,200     86,520
   *Great Wolf Resorts, Inc................................. 273,464    954,389
   #Group 1 Automotive, Inc................................. 108,400  5,163,092
   *Hallwood Group, Inc.....................................   6,988    112,018
   *Hampshire Group, Ltd....................................  25,800     95,460
   *Harris Interactive, Inc................................. 559,304    447,443
    Harte-Hanks, Inc........................................ 365,280  2,984,338
   *Hastings Entertainment, Inc.............................  92,939    432,166
    Haverty Furniture Cos., Inc............................. 141,130  1,565,132
    Haverty Furniture Cos., Inc. Class A....................  18,855    208,159
   *Heelys, Inc.............................................   9,600     21,600
   *Helen of Troy, Ltd...................................... 142,455  4,594,174
  #*hhgregg, Inc............................................  37,298    459,884
   *Hibbett Sporting Goods, Inc............................. 213,043  8,359,807
   *Hollywood Media Corp....................................   1,798      2,895
    Hooker Furniture Corp...................................  89,184    804,440
    Hot Topic, Inc.......................................... 251,537  1,878,981
  #*Hovnanian Enterprises, Inc.............................. 363,017    696,993
   *Image Entertainment, Inc................................  74,886     11,233
   *Infosonics Corp.........................................  69,762     53,717
    Insignia Systems, Inc...................................  51,150    193,858
   *Interval Leisure Group, Inc............................. 279,909  3,596,831
  #*iRobot Corp............................................. 174,993  6,117,755
   *Isle of Capri Casinos, Inc.............................. 114,408    970,180
   *J. Alexander's Corp.....................................  62,383    407,985
   *Jaclyn, Inc.............................................  20,127    135,857
  #*JAKKS Pacific, Inc...................................... 224,954  3,925,447
   *Jamba, Inc..............................................  30,939     62,497
  .*Jennifer Convertibles, Inc..............................     394         --
   *Johnson Outdoors, Inc. Class A..........................  65,549  1,168,739
   *Journal Communications, Inc............................. 193,357    959,051
   *K12, Inc................................................ 124,160  3,983,053

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   #KB Home................................................. 281,950 $2,393,756
   *Kenneth Cole Productions, Inc. Class A..................  49,684    633,968
   *Kid Brands, Inc......................................... 184,100    845,019
  #*Kirkland's, Inc......................................... 151,791  1,637,825
   *Knology, Inc............................................ 294,705  4,046,300
   *Kona Grill, Inc.........................................  26,800    197,248
    Koss Corp............................................... 115,335    712,770
  #*Krispy Kreme Doughnuts, Inc............................. 339,683  2,778,607
    KSW, Inc................................................  59,720    235,894
  #*K-Swiss, Inc. Class A................................... 130,139  1,387,282
   #Lacrosse Footwear, Inc..................................  63,786    886,625
   *Lakeland Industries, Inc................................  40,544    334,083
   *Lakes Entertainment, Inc................................ 194,720    424,490
   *Lazare Kaplan International, Inc........................  83,500    210,002
   *La-Z-Boy, Inc........................................... 464,829  4,076,550
   *Leapfrog Enterprises, Inc............................... 211,325    824,168
    Learning Tree International, Inc........................ 162,830  1,633,185
  #*Lee Enterprises, Inc.................................... 259,763    238,982
  #*Libbey, Inc.............................................  89,218  1,380,202
    Lifetime Brands, Inc.................................... 111,220  1,223,420
   *LIN TV Corp. Class A.................................... 247,300  1,013,930
   #Lincoln Educational Services Corp....................... 121,494  2,172,313
    Lithia Motors, Inc...................................... 115,473  2,383,363
  #*LodgeNet Interactive Corp...............................  61,892    175,154
   *Luby's, Inc............................................. 250,770  1,371,712
   *Lumber Liquidators Holdings, Inc........................   1,273     19,999
   *M/I Homes, Inc.......................................... 129,090  1,458,717
    Mac-Gray Corp........................................... 116,200  1,708,140
   *Maidenform Brands, Inc.................................. 208,612  5,392,620
    Marcus Corp............................................. 203,960  1,974,333
  #*Marine Products Corp.................................... 335,462  1,828,268
   *MarineMax, Inc.......................................... 174,473  1,603,407
  #*Martha Stewart Living Omnimedia, Inc. Class A........... 119,482    489,876
   *MAXXAM, Inc.............................................     160    104,000
  #*McClatchy Co. (The)..................................... 310,313    698,204
   *McCormick & Schmick's Seafood Restaurants, Inc.......... 137,416  1,214,757
    McRae Industries, Inc. Class A..........................   8,800    121,308
   *Meade Instruments Corp..................................   7,007     35,525
  #*Media General, Inc. Class A............................. 143,738    392,405
   *Meritage Homes Corp..................................... 146,871  3,209,131
   *Midas, Inc.............................................. 124,518    679,868
   *Modine Manufacturing Co................................. 218,671  3,260,385
   *Monarch Casino & Resort, Inc............................ 145,178  1,676,806
   #Monro Muffler Brake, Inc................................ 271,069  9,693,427
   *Morgans Hotel Group Co..................................  79,551    569,585
   *Morton's Restaurant Group, Inc..........................  75,988    526,597
   *Motorcar Parts of America, Inc..........................  47,055    607,480
    Movado Group, Inc....................................... 164,071  2,654,669
   *MTR Gaming Group, Inc...................................  19,183     56,590
   *Multimedia Games Holding Co., Inc....................... 201,197    873,195
   *Nathan's Famous, Inc....................................  57,075  1,084,996
    National CineMedia, Inc................................. 123,551  1,819,906
   *Nautilus, Inc........................................... 310,614    583,954
   *Navarre Corp............................................ 246,057    487,193
   *Nevada Gold & Casinos, Inc..............................     352        577
   *New Frontier Media, Inc.................................   2,326      3,256
   *New York & Co., Inc..................................... 274,506  1,498,803
   *Nexstar Broadcasting Group, Inc.........................   6,547     57,352
   *Nobel Learning Communities, Inc.........................  71,772    841,168
   *Nobility Homes, Inc.....................................  43,800    346,020
   *NTN Communications, Inc.................................  55,566     25,005

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   #Nutri/System, Inc....................................... 138,721 $2,072,492
   *O'Charley's, Inc........................................ 196,843  1,198,774
   *Ohio Art Co.............................................   3,600     16,200
   *Orange 21, Inc..........................................  13,301     23,277
   *Orbitz Worldwide, Inc................................... 457,367  1,491,016
 .#*Orleans Homebuilders, Inc............................... 169,600         --
    Outdoor Channel Holdings, Inc........................... 178,041  1,183,973
   *Overstock.com, Inc...................................... 195,758  2,484,169
   #Oxford Industries, Inc.................................. 150,937  5,913,712
   *P & F Industries, Inc. Class A..........................   6,745     32,916
  #*Pacific Sunwear of California, Inc...................... 317,022    884,491
   *Papa John's International, Inc.......................... 217,901  6,800,690
  #*Peet's Coffee & Tea, Inc................................ 131,536  7,681,702
   #Pep Boys - Manny, Moe & Jack (The)...................... 431,491  4,638,528
   *Perfumania Holdings, Inc................................  10,825    144,297
   *Perry Ellis International, Inc.......................... 115,889  2,708,326
   #PetMed Express, Inc..................................... 237,313  2,603,324
   *Pinnacle Entertainment, Inc............................. 540,950  7,805,908
   *Point.360...............................................  42,346     27,101
   *PokerTek, Inc...........................................     118        146
   *Premier Exhibitions, Inc................................   2,033      3,700
   *Princeton Review, Inc................................... 302,184     69,502
   *Q.E.P. Co., Inc.........................................  33,487    734,705
  #*Quantum Fuel Systems Technologies Worldwide, Inc........  22,225     96,901
   *Quiksilver, Inc......................................... 725,437  3,815,799
  #*Radio One, Inc.......................................... 320,517    458,339
   *Reading International, Inc. Class A..................... 136,980    595,863
   *Reading International, Inc. Class B.....................  11,620     80,991
   *Red Lion Hotels Corp.................................... 168,696  1,273,655
   *Red Robin Gourmet Burgers, Inc..........................  70,760  2,435,559
   *Rentrak Corp............................................  92,570  1,531,108
    RG Barry Corp........................................... 127,905  1,454,280
   *Rick's Cabaret International, Inc.......................  44,821    367,532
  .*Riviera Holdings Corp...................................  66,300         --
   *Rockford Corp...........................................  80,475    261,544
   *Rocky Brands, Inc.......................................  51,060    649,994
   *Ruby Tuesday, Inc....................................... 469,920  4,271,573
  #*Rue21, Inc..............................................  56,279  1,849,891
   *Ruth's Hospitality Group, Inc........................... 158,507    911,415
   #Ryland Group, Inc. (The)................................ 207,966  3,063,339
   *Saga Communications, Inc................................  38,991  1,267,987
    Salem Communications Corp............................... 170,251    555,018
   *Scientific Games Corp...................................  98,510    900,381
  #*Sealy Corp.............................................. 603,000  1,320,570
   *Select Comfort Corp..................................... 261,106  4,391,803
    Shiloh Industries, Inc.................................. 145,400  1,531,062
   *Shoe Carnival, Inc...................................... 105,220  3,323,900
   *Shuffle Master, Inc..................................... 250,057  2,330,531
  #*Shutterfly, Inc......................................... 116,229  6,322,858
    Sinclair Broadcast Group, Inc. Class A.................. 244,528  2,423,272
    Skyline Corp............................................  74,594  1,009,257
   *Smith & Wesson Holding Corp............................. 270,646    909,371
    Sonesta International Hotels Corp. Class A..............  26,445    533,792
   #Sonic Automotive, Inc................................... 277,948  4,355,445
   *Sonic Corp.............................................. 290,417  3,107,462
   *Spanish Broadcasting System, Inc. Class A...............  36,748    169,408
    Spartan Motors, Inc..................................... 146,230    672,658
   *Spectrum Group International, Inc....................... 278,633    794,104
    Speedway Motorsports, Inc............................... 135,127  1,837,727
   *Sport Chalet, Inc. Class A.............................. 108,430    215,776
   *Sport Chalet, Inc. Class B..............................  15,525     34,155

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Discretionary -- (Continued)
   *Sport-Haley, Inc......................................  21,278 $     21,916
   *Sports Club Co., Inc. (The)........................... 142,200       28,440
    Stage Stores, Inc..................................... 349,568    6,222,310
    Standard Motor Products, Inc.......................... 173,298    2,460,832
  #*Standard Pacific Corp................................. 155,503      444,739
   *Stanley Furniture, Inc................................  43,669      180,353
   *Star Buffet, Inc......................................  15,328       12,723
    Stein Mart, Inc....................................... 260,979    2,479,300
   *Steiner Leisure, Ltd..................................  67,822    3,297,506
   *Steinway Musical Instruments, Inc.....................  90,521    2,624,204
    Stewart Enterprises, Inc.............................. 472,565    3,284,327
   *Stoneridge, Inc....................................... 220,616    2,753,288
    Strattec Security Corp................................  30,152      770,384
   #Sturm Ruger & Co., Inc................................ 189,301    5,171,703
    Superior Industries International, Inc................ 242,921    4,916,721
   *Syms Corp............................................. 143,600    1,499,184
   *Systemax, Inc......................................... 342,869    5,585,336
   *Talbots, Inc..........................................  37,754      130,629
   *Tandy Brands Accessories, Inc.........................  60,077      125,561
   *Tandy Leather Factory, Inc............................   6,395       32,678
   *Town Sports International Holdings, Inc............... 188,124    1,719,453
   *Trans World Entertainment Corp........................ 218,126      447,158
   *True Religion Apparel, Inc............................ 210,027    7,075,810
   *Tuesday Morning Corp.................................. 376,049    1,617,011
   *Unifi, Inc............................................ 163,468    2,097,294
   *Universal Electronics, Inc............................ 139,890    3,274,825
    Universal Technical Institute, Inc.................... 224,065    3,876,324
   *US Auto Parts Network, Inc............................  50,913      381,338
    Value Line, Inc.......................................  80,059      863,036
   *Valuevision Media, Inc. Class A....................... 366,310    2,743,662
   *Vitamin Shoppe, Inc...................................   8,878      386,726
   *Waxman Industries, Inc................................     975        3,729
   *Wells-Gardner Electronics Corp........................ 104,895      208,741
   *West Marine, Inc...................................... 178,586    1,830,506
  #*Westwood One, Inc.....................................     279        1,585
  #*Wet Seal, Inc. (The).................................. 476,716    2,331,141
    Weyco Group, Inc...................................... 115,036    2,664,234
    Williams Controls, Inc................................  19,173      213,012
    Winmark Corp..........................................  54,688    2,472,444
  #*Winnebago Industries, Inc............................. 127,197    1,067,183
   *WisdomTree Investments, Inc...........................   6,700       52,930
  #*Xanadoo Co............................................     566      232,060
   *Zale Corp............................................. 134,943      757,030
  #*Zumiez, Inc........................................... 203,228    5,399,768
                                                                   ------------
Total Consumer Discretionary..............................          544,424,521
                                                                   ------------
Consumer Staples -- (4.3%)................................
    Alico, Inc............................................  69,000    1,684,290
   *Alliance One International, Inc....................... 873,724    2,874,552
    Andersons, Inc. (The)................................. 164,550    6,764,650
    Arden Group, Inc. Class A.............................  14,882    1,320,926
   #B&G Foods, Inc........................................ 225,833    4,243,402
  #*Boston Beer Co., Inc. Class A.........................  57,840    5,214,276
    Bridgford Foods Corp..................................  72,953      806,131
   *Cagle's, Inc. Class A.................................  88,600      368,576
   #Calavo Growers, Inc................................... 146,687    3,032,020
   #Cal-Maine Foods, Inc.................................. 207,119    7,002,693
    CCA Industries, Inc...................................  35,363      199,094
   *Central Garden & Pet Co...............................  72,891      651,646
   *Central Garden & Pet Co. Class A...................... 322,975    2,829,261
   *Chiquita Brands International, Inc.................... 340,172    4,027,636

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Staples -- (Continued)
    Coca-Cola Bottling Co..................................  72,353 $ 4,668,216
   #Coffee Holding Co., Inc................................  14,908     290,259
   *Craft Brewers Alliance, Inc............................  77,336     602,447
  #*Crystal Rock Holdings, Inc.............................     167         145
   *Darling International, Inc............................. 608,047  10,263,833
   *Elizabeth Arden, Inc................................... 261,981   8,441,028
   #Farmer Brothers Co.....................................  86,805     679,683
   *Glacier Water Services, Inc............................  24,500     796,250
    Golden Enterprises, Inc................................  99,219     337,345
  #*Great Atlantic & Pacific Tea Co........................ 154,780      26,313
    Griffin Land & Nurseries, Inc. Class A.................  48,979   1,367,004
   *Harbinger Group, Inc................................... 127,328     676,112
  #*Heckmann Corp.......................................... 518,312   3,125,421
  #*HQ Sustainable Maritime Industries, Inc................  49,593      10,415
   *IGI Labratories, Inc...................................  30,339      33,676
    Imperial Sugar Co......................................  99,719   2,301,515
    Ingles Markets, Inc.................................... 103,037   1,586,770
   #Inter Parfums, Inc..................................... 251,933   5,048,737
    J & J Snack Foods Corp................................. 180,997   9,355,735
   *John B. Sanfilippo & Son, Inc..........................  73,994     619,330
   *Katy Industries, Inc...................................  44,638       3,794
  #*Lifeway Foods, Inc..................................... 157,861   1,752,257
   *Mannatech, Inc.........................................  47,776      39,167
  #*Medifast, Inc..........................................  64,755   1,249,772
    MGP Ingredients, Inc...................................  86,280     679,024
    Nash-Finch Co.......................................... 126,091   4,514,058
    National Beverage Corp................................. 400,229   5,915,385
   *Natural Alternatives International, Inc................  70,731     340,216
   *Nature's Sunshine Products, Inc........................ 153,100   2,555,239
   *Nutraceutical International Corp.......................  58,827     870,640
    Oil-Dri Corp. of America...............................  58,075   1,201,572
   *Omega Protein Corp..................................... 144,310   1,749,037
    Orchids Paper Products Co..............................  52,280     671,798
   *Overhill Farms, Inc....................................  87,218     449,173
   *Pantry, Inc............................................  96,958   1,727,792
   *Parlux Fragrances, Inc................................. 229,293     692,465
   *PC Group, Inc..........................................   8,161       1,714
   *Physicians Formula Holdings, Inc....................... 105,295     400,121
   *Pizza Inn, Inc.........................................  39,700     114,336
   *Prestige Brands Holdings, Inc.......................... 250,713   3,063,713
   #PriceSmart, Inc........................................ 271,252  15,873,667
  #*Reddy Ice Holdings, Inc................................  69,966     209,198
    Reliv' International, Inc.............................. 102,054     182,677
   *Revlon, Inc............................................  85,447   1,438,927
   #Rocky Mountain Chocolate Factory, Inc..................  71,953     661,248
   #Sanderson Farms, Inc...................................  26,560   1,227,603
   *Scheid Vineyards, Inc..................................   2,900      23,418
    Schiff Nutrition International, Inc.................... 109,120   1,262,518
    Scope Industries.......................................   8,083   1,939,920
   *Seneca Foods Corp......................................  28,000     725,200
   *Seneca Foods Corp. Class B.............................  11,039     281,163
   *Smart Balance, Inc..................................... 275,206   1,304,476
    Snyders-Lance, Inc.....................................  78,438   1,600,920
    Spartan Stores, Inc.................................... 215,127   3,799,143
  #*Star Scientific, Inc................................... 322,412   1,308,993
    Stephan Co. (The)......................................  33,500      82,075
   *Susser Holdings Corp...................................  64,320   1,049,059
   *Tofutti Brands, Inc....................................  53,404     112,682
    United-Guardian, Inc...................................  40,096     587,406
   #Universal Corp.........................................  56,931   2,090,506
  #*USANA Health Sciences, Inc............................. 155,615   4,256,070

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Staples -- (Continued)
    Village Super Market, Inc.............................  69,464 $  1,867,192
    WD-40 Co.............................................. 165,082    7,230,592
   *Winn-Dixie Stores, Inc................................ 245,354    2,203,279
                                                                   ------------
Total Consumer Staples....................................          170,558,592
                                                                   ------------
Energy -- (4.5%)
  #*Abraxas Petroleum Corp................................ 486,100    2,231,199
    Adams Resources & Energy, Inc.........................  38,954    1,005,013
    Alon USA Energy, Inc..................................  87,928    1,069,204
  #*Approach Resources, Inc............................... 136,588    3,545,824
  #*ATP Oil & Gas Corp....................................  85,008    1,231,766
   *Barnwell Industries, Inc..............................  68,834      305,623
   *Basic Energy Services, Inc............................ 196,786    6,373,899
   *BioFuel Energy Corp...................................  83,578       31,760
   *Bolt Technology Corp..................................  76,583      967,243
  #*BPZ Resources, Inc.................................... 514,195    1,861,386
   *Cal Dive International, Inc........................... 124,610      695,324
   *Callon Petroleum Co................................... 229,713    1,601,100
  #*Cheniere Energy, Inc.................................. 168,286    1,733,346
   *Clayton Williams Energy, Inc.......................... 110,880    7,353,562
  #*Clean Energy Fuels Corp............................... 189,278    3,030,341
   *Contango Oil & Gas Co.................................  62,678    3,953,728
   *CREDO Petroleum Corp..................................  19,021      186,406
   *Crimson Exploration, Inc..............................  59,645      187,882
    Crosstex Energy, Inc.................................. 460,604    6,724,818
   *CVR Energy, Inc.......................................  87,607    2,352,248
   *Dawson Geophysical Co.................................  67,573    2,681,972
    Delek US Holdings, Inc................................ 183,534    3,050,335
   #DHT Holdings, Inc..................................... 197,642      711,511
   *Double Eagle Petroleum Co.............................  48,158      519,143
  #*Endeavour International Corp..........................  77,980      977,869
   *Energy Partners, Ltd.................................. 109,036    1,854,702
   *ENGlobal Corp......................................... 238,498      953,992
   *Evolution Petroleum Corp..............................  37,297      273,760
   *FieldPoint Petroleum Corp.............................  47,214      125,117
  #*FX Energy, Inc........................................ 349,485    3,341,077
   *Gasco Energy, Inc.....................................   3,713        1,040
  #*General Maritime Corp................................. 179,051      195,166
   *Geokinetics, Inc......................................  53,515      334,469
   *GeoMet, Inc...........................................  37,900       42,069
   *GeoPetro Resources Co.................................     123           44
  #*GeoResources, Inc..................................... 134,145    3,423,380
   *Global Industries, Ltd................................ 329,681    1,691,264
  #*GMX Resources, Inc.................................... 248,324    1,204,371
  #*Goodrich Petroleum Corp...............................  10,623      210,654
  #*Green Plains Renewable Energy, Inc.................... 166,138    1,819,211
   *GreenHunter Energy, Inc...............................   1,454        1,963
    Gulf Island Fabrication, Inc.......................... 110,986    3,840,116
   *Gulfmark Offshore, Inc................................  64,347    3,136,273
   *Gulfport Energy Corp.................................. 207,116    7,551,449
  #*Harvest Natural Resources, Inc........................ 296,613    4,063,598
   *Hercules Offshore, Inc................................ 639,977    3,007,892
   *HKN, Inc..............................................  45,302      100,570
   *Hornbeck Offshore Services, Inc....................... 134,356    3,740,471
   #Houston American Energy Corp.......................... 177,178    2,916,350
  #*ION Geophysical Corp.................................. 129,913    1,317,318
  #*James River Coal Co................................... 157,928    2,994,315
  #*L&L Energy, Inc.......................................  75,101      372,501
  #*Lucas Energy, Inc.....................................  76,308      205,269
   *Matrix Service Co..................................... 208,057    2,900,315
  #*Mexco Energy Corp.....................................   7,388       73,067

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Energy -- (Continued)
   *Mitcham Industries, Inc...............................  62,316 $  1,131,659
   *Natural Gas Services Group, Inc.......................  54,901      873,475
  #*New Concept Energy, Inc...............................   8,973       20,638
   *Newpark Resources, Inc................................ 798,676    7,419,700
   *OYO Geospace Corp.....................................  41,230    4,181,959
  #*Pacific Ethanol, Inc..................................     457          390
   #Panhandle Oil & Gas, Inc..............................  55,388    1,815,619
   *Parker Drilling Co.................................... 535,109    3,392,591
   #Penn Virginia Corp....................................  13,966      183,234
   *Petroleum Development Corp............................ 129,177    4,691,709
  #*PetroQuest Energy, Inc................................ 390,939    3,178,334
   *PHI, Inc. Non-Voting.................................. 114,859    2,472,914
   *PHI, Inc. Voting......................................   9,745      205,620
   *Pioneer Drilling Co................................... 255,475    4,156,578
   *PostRock Energy Corp..................................  23,473      137,082
   *Pyramid Oil Co........................................  20,799      107,323
  #*Rentech, Inc..........................................  10,420        9,797
   *REX American Resources Corp........................... 150,635    2,595,441
  #*Rex Energy Corp....................................... 207,635    2,298,519
   *Rosetta Resources, Inc................................  25,612    1,325,933
  #*Royale Energy, Inc....................................  45,629      153,313
  #*Seahawk Drilling, Inc.................................   2,306        9,870
   *Stone Energy Corp.....................................  79,124    2,568,365
  #*SulphCo, Inc..........................................   5,241           68
   *Syntroleum Corp....................................... 445,746      597,300
   *Tetra Technologies, Inc............................... 360,026    4,633,535
   *TGC Industries, Inc...................................  81,579      600,421
   *Toreador Resources Corp...............................  59,162      221,266
   *Triangle Petroleum Corp...............................     152        1,134
  #*Tri-Valley Corp.......................................  69,236       33,226
   *Union Drilling, Inc................................... 135,824    1,514,438
  #*Uranium Energy Corp................................... 171,675      576,828
  #*USEC, Inc............................................. 548,039    1,868,813
   *VAALCO Energy, Inc.................................... 495,364    3,299,124
   *Venoco, Inc...........................................  21,492      273,163
   *Verenium Corp.........................................   2,570        4,112
  #*Voyager Oil & Gas, Inc................................  73,707      234,388
   #W&T Offshore, Inc..................................... 218,009    5,908,044
   *Warren Resources, Inc................................. 353,754    1,439,779
  #*Western Refining, Inc................................. 353,170    7,215,263
   *Westmoreland Coal Co..................................  22,536      346,378
   *Willbros Group, Inc................................... 195,359    1,797,303
  #*Zion Oil & Gas, Inc. (989696109)......................   4,276       15,137
  .*Zion Oil & Gas, Inc. (989995238)......................   1,069        3,870
                                                                   ------------
Total Energy..............................................          179,587,938
                                                                   ------------
Financials -- (12.1%)
   *1st Constitution Bancorp..............................  14,791      112,412
    1st Source Corp....................................... 195,160    4,498,438
   *1st United Bancorp, Inc...............................  17,152      101,711
   *21st Century Holding Co...............................  74,334      197,728
    Abington Bancorp, Inc.................................  83,630      828,773
    Access National Corp..................................  59,259      495,405
    Advance America Cash Advance Centers, Inc............. 368,906    2,600,787
  .*Advanta Corp. Class A.................................  19,594           --
   *Affirmative Insurance Holdings, Inc...................  41,899       94,273
    Alliance Bancorp, Inc. of Pennsylvania................  13,199      146,773
   #Alliance Financial Corp...............................  32,476    1,046,052
   *Altisource Portfolio Solutions SA.....................  97,431    3,297,065
  .*Amcore Financial, Inc................................. 229,205           --
    Ameriana Bancorp......................................  20,650       99,739

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
   #American Equity Investment Life Holding Co.............. 479,397 $5,690,442
   *American Independence Corp..............................  18,018     98,558
    American National Bankshares, Inc.......................  54,265  1,014,213
   *American River Bankshares...............................  17,130    102,437
   *American Safety Insurance Holdings, Ltd.................  43,878    822,712
   *American Spectrum Realty, Inc...........................  12,342    206,852
   *AmericanWest Bancorp....................................   7,121        159
   *Ameris Bancorp.......................................... 110,758  1,120,871
   *AMERISAFE, Inc.......................................... 129,403  2,783,459
   *AmeriServe Financial, Inc............................... 189,054    417,809
   #AmTrust Financial Services, Inc......................... 154,458  3,586,515
  #*Anchor Bancorp Wisconsin, Inc...........................  10,919      7,208
   *Ante5, Inc..............................................  73,707     74,149
   #Arrow Financial Corp.................................... 112,696  2,715,974
   #Artio Global Investors, Inc.............................  28,430    312,730
    ASB Financial Corp......................................   4,400     57,200
   *Asset Acceptance Capital Corp........................... 288,037  1,422,903
    Asta Funding, Inc.......................................  16,992    133,727
    Atlantic American Corp..................................   1,291      2,569
   *Atlantic Coast Financial Corp...........................     738      4,029
    Auburn National Bancorporation, Inc.....................  10,047    197,524
   *Avatar Holdings, Inc....................................  80,007  1,224,107
    Baldwin & Lyons, Inc....................................   3,548     91,148
    Baldwin & Lyons, Inc. Class B...........................  91,616  2,219,856
    BancFirst Corp.......................................... 120,233  4,585,687
    Bancorp of New Jersey, Inc..............................     134      1,246
    Bancorp Rhode Island, Inc...............................  35,471  1,556,113
   *Bancorp, Inc............................................  77,270    695,430
   *BancTrust Financial Group, Inc..........................  32,799     77,734
    Bank Mutual Corp........................................ 154,738    574,078
    Bank of Commerce Holdings...............................  19,304     77,795
  .*Bank of Florida Corp....................................  64,215         --
   *Bank of Granite Corp....................................   4,272      3,460
    Bank of Kentucky Financial Corp.........................   8,421    201,093
   *Bank of the Carolinas Corp..............................   4,000      4,200
   #Bank of the Ozarks, Inc................................. 156,092  8,108,979
  #*BankAtlantic Bancorp, Inc............................... 221,461    228,105
    BankFinancial Corp...................................... 212,076  1,728,419
    Banner Corp.............................................  30,320    561,526
    Bar Harbor Bankshares...................................  27,028    770,028
    BCB Bancorp, Inc........................................  54,608    602,326
   *BCSB Bancorp, Inc.......................................  10,368    140,175
    Beacon Federal Bancorp, Inc.............................   7,538    105,155
   *Beneficial Mutual Bancorp, Inc..........................  30,968    242,479
   *Berkshire Bancorp, Inc..................................  10,471     66,596
    Berkshire Hills Bancorp, Inc............................ 130,248  2,855,036
   *BFC Financial Corp......................................  75,991     29,636
   *BNCCORP, Inc............................................  12,585     27,372
  #*BofI Holding, Inc.......................................  45,823    641,293
    Boston Private Financial Holdings, Inc.................. 369,574  2,561,148
    Bridge Bancorp, Inc.....................................  16,681    347,632
   *Bridge Capital Holdings.................................   9,918    111,280
    Brookline Bancorp, Inc.................................. 551,905  4,718,788
   #Brooklyn Federal Bancorp, Inc...........................  37,150     30,834
   *Brunswick Bancorp.......................................     120        792
    Bryn Mawr Bank Corp..................................... 101,046  2,033,046
    C&F Financial Corp......................................   5,280    113,520
    Calamos Asset Management, Inc...........................  96,103  1,308,923
    California First National Bancorp.......................  81,133  1,259,184
   *Camco Financial Corp....................................  26,162     42,121
    Camden National Corp....................................  77,363  2,473,295

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
  #*Cape Bancorp, Inc.......................................   3,611 $   33,980
   *Capital Bank Corp.......................................  17,612     52,484
   #Capital City Bank Group, Inc............................ 150,073  1,547,253
    Capital Properties, Inc.................................   5,522     51,382
   .Capital Properties, Inc. Class B........................   5,522         --
    Capital Southwest Corp..................................  12,387  1,163,263
   *Capitol Bancorp, Ltd....................................  40,870      4,945
    Cardinal Financial Corp................................. 227,994  2,446,376
   *Carolina Bank Holdings, Inc.............................   4,335     10,404
    Carrollton Bancorp......................................   1,890      6,568
   #Carver Bancorp, Inc.....................................   2,706      1,515
   #Center Bancorp, Inc..................................... 144,104  1,446,804
   *Center Financial Corp................................... 161,133    992,579
    CenterState Banks of Florida, Inc.......................  29,178    190,532
    Central Bancorp, Inc....................................  10,091    205,251
   *Central Pacific Financial Corp..........................  15,884    214,116
  #*Central Virginia Bankshares, Inc........................   5,733      6,306
  #*Centrue Financial Corp..................................  16,748      5,024
    Century Bancorp, Inc. Class A...........................  18,817    508,624
    CFS Bancorp, Inc........................................ 101,373    573,771
    Charter Financial Corp..................................     750      7,267
    Chemical Financial Corp................................. 235,414  4,465,804
   *Chicopee Bancorp, Inc...................................  26,019    368,949
   *Citizens Community Bancorp, Inc.........................   4,432     26,902
   *Citizens First Bancorp, Inc.............................  62,120      1,553
   *Citizens First Corp.....................................   1,300      9,724
    Citizens Holding Co.....................................   8,902    168,871
   *Citizens Republic Bancorp, Inc..........................  98,966    909,498
    Citizens South Banking Corp.............................  61,448    252,551
   *Citizens, Inc........................................... 387,783  2,667,947
   #City Holding Co......................................... 162,791  5,090,475
    CKX Lands, Inc..........................................  14,943    193,362
    Clifton Savings Bancorp, Inc............................  53,429    542,304
    CNB Financial Corp......................................  49,123    678,389
   #CoBiz Financial, Inc.................................... 150,656    926,534
    Codorus Valley Bancorp, Inc.............................   9,888    100,858
   *Colonial Financial Services, Inc........................   7,612     93,399
  #*Colony Bankcorp, Inc....................................  37,943    105,861
    Columbia Banking System, Inc............................ 175,543  3,091,312
   *Comerica, Inc........................................... 145,512  4,660,751
    Commercial National Financial Corp......................   5,885    113,051
  #*Commonwealth Bankshares, Inc............................  20,178      7,668
   #Community Bank System, Inc.............................. 231,535  5,825,421
   *Community Capital Corp..................................   3,782     12,065
    Community Trust Bancorp, Inc............................ 139,259  3,776,704
   *Community West Bancshares...............................  12,713     42,779
   *CompuCredit Holdings Corp............................... 221,446    662,124
   #Consolidated-Tokoma Land Co.............................  53,151  1,550,946
   *Consumer Portfolio Services, Inc........................   3,677      3,861
  #*Cowen Group, Inc........................................ 153,823    607,601
    Crawford & Co. Class A.................................. 146,156    736,626
   #Crawford & Co. Class B.................................. 146,420  1,051,296
   *Crescent Financial Corp.................................  15,700     62,800
   #CVB Financial Corp...................................... 158,424  1,535,129
  #*Dearborn Bancorp, Inc...................................  21,086     27,834
    Diamond Hill Investment Group, Inc......................     401     31,146
    Dime Community Bancshares, Inc.......................... 344,890  4,845,704
  #*Dollar Financial Corp................................... 248,628  5,372,851
    Donegal Group, Inc. Class A............................. 169,997  2,043,364
    Donegal Group, Inc. Class B.............................  34,951    733,272
   *Doral Financial Corp....................................  14,200     24,850

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    Duff & Phelps Corp..................................... 104,809 $ 1,193,774
    Eagle Bancorp Montana, Inc.............................     578       6,098
    Eastern Insurance Holdings, Inc........................  21,306     285,074
    Eastern Virginia Bankshares, Inc.......................   6,591      20,103
    ECB Bancorp, Inc.......................................   4,170      54,252
    Edelman Financial Group, Inc........................... 124,700     951,461
  #*eHealth, Inc........................................... 102,087   1,322,027
   #EMC Insurance Group, Inc............................... 116,309   2,171,489
    Employers Holdings, Inc................................ 202,239   3,005,272
   *Encore Bancshares, Inc.................................  20,384     244,404
   *Encore Capital Group, Inc.............................. 207,755   5,682,099
   #Enterprise Bancorp, Inc................................  27,242     435,600
    Enterprise Financial Services Corp.....................  43,069     600,813
   #Epoch Holding Corp.....................................  91,189   1,769,067
    ESB Financial Corp..................................... 134,362   1,797,764
    ESSA Bancorp, Inc......................................  54,401     625,611
    Evans Bancorp, Inc.....................................  11,267     155,147
   *Farmers Capital Bank Corp..............................  23,827     126,283
   #FBL Financial Group, Inc. Class A...................... 289,468   9,112,453
    Federal Agricultural Mortgage Corp.....................  79,431   1,604,506
    Federal Agricultural Mortgage Corp. Class A............   4,100      58,240
    Fidelity Bancorp, Inc..................................   5,822      65,556
  #*Fidelity Southern Corp.................................  82,868     561,845
    Financial Institutions, Inc............................  61,428   1,030,148
   *First Acceptance Corp..................................  45,747      75,940
    First Advantage Bancorp................................   8,756     112,602
   #First Bancorp.......................................... 143,484   1,413,317
    First Bancorp of Indiana, Inc..........................   1,400      12,761
   #First Bancorp, Inc.....................................  74,352   1,095,205
   *First Bancshares, Inc..................................   4,498      30,361
    First Bancshares, Inc. (The)...........................   4,544      45,031
    First Bank of Delaware.................................  50,014     103,279
   #First Busey Corp....................................... 355,212   1,843,550
    First Business Financial Services, Inc.................   6,208      86,974
   *First California Financial Group, Inc..................   8,071      29,540
   *First Cash Financial Services, Inc..................... 268,598  11,622,235
    First Commonwealth Financial Corp...................... 400,841   2,060,323
    First Community Bancshares, Inc........................ 109,147   1,374,161
   *First Defiance Financial Corp..........................  68,992   1,011,423
  #*First Federal Bancshares of Arkansas, Inc..............  41,904     253,519
   *First Federal of Northern Michigan Bancorp, Inc........  13,700      52,608
    First Financial Corp................................... 122,228   4,044,525
    First Financial Holdings, Inc.......................... 107,821     895,992
   *First Financial Northwest, Inc.........................  42,743     209,868
   *First Financial Service Corp...........................  18,814      56,442
    First Interstate Bancsystem, Inc.......................   1,458      19,508
   *First Investors Financial Services Group, Inc..........  43,200     323,784
    First M&F Corp.........................................  21,987      88,827
  #*First Marblehead Corp. (The)...........................  49,478      81,639
  #*First Mariner Bancorp, Inc.............................  23,940      11,970
    First Merchants Corp................................... 170,528   1,526,226
    First Midwest Bancorp, Inc............................. 123,792   1,475,601
    First Pactrust Bancorp, Inc............................  17,662     261,398
   *First Place Financial Corp............................. 156,747     119,128
   *First Regional Bancorp.................................   2,345          23
   *First Security Group, Inc..............................  19,611       9,021
    First South Bancorp, Inc...............................  59,381     258,307
   #First United Corp......................................  31,308     156,853
    First West Virginia Bancorp, Inc.......................   1,081      16,766
    Firstbank Corp.........................................  35,127     207,249
   *FirstCity Financial Corp...............................  90,800     642,864

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
   *Flagstar Bancorp, Inc...................................  29,880 $   21,815
    Flagstone Reinsurance Holdings SA.......................  16,372    145,875
    Flushing Financial Corp................................. 198,878  2,450,177
  #*FNB United Corp.........................................   7,172      3,514
   *Forestar Group, Inc..................................... 157,316  2,564,251
    Fox Chase Bancorp, Inc..................................  52,741    705,147
   *FPIC Insurance Group, Inc............................... 114,150  4,762,338
    German American Bancorp, Inc............................  59,794  1,002,745
    GFI Group, Inc.......................................... 385,301  1,749,267
    Glacier Bancorp, Inc....................................  73,405    964,542
   *Gleacher & Co., Inc..................................... 193,688    331,206
   *Global Indemnity P.L.C..................................  48,096  1,001,840
    Gouverneur Bancorp, Inc.................................   4,366     41,870
   #Great Southern Bancorp, Inc.............................  79,851  1,458,079
   *Greene Bancshares, Inc..................................  99,241    256,042
   *Greenlight Capital Re, Ltd..............................  50,951  1,261,547
   *Grubb & Ellis Co........................................   2,288      1,455
   *Guaranty Bancorp........................................ 220,959    307,133
   *Guaranty Federal Bancshares, Inc........................  17,335     88,062
   *Hallmark Financial Services, Inc........................ 104,524    704,492
    Hampden Bancorp, Inc....................................   2,584     34,264
  #*Hampton Roads Bankshares, Inc...........................   2,939     21,425
  #*Hanmi Financial Corp....................................  12,200     12,932
    Harleysville Group, Inc.................................   1,132     34,209
    Harleysville Savings Financial Corp.....................   7,664    116,186
   *Harris & Harris Group, Inc.............................. 144,623    737,577
    Hawthorn Bancshares, Inc................................   4,790     33,147
   #Heartland Financial USA, Inc............................ 134,420  2,157,441
   *Heritage Commerce Corp..................................  80,009    399,245
    Heritage Financial Corp.................................  66,345    864,475
    Heritage Financial Group, Inc...........................  14,622    172,247
    HF Financial Corp.......................................  34,791    357,999
   *HFF, Inc................................................  99,019  1,495,187
   *Hilltop Holdings, Inc................................... 200,241  1,752,109
    Hingham Institution for Savings.........................  14,511    783,594
   *HMN Financial, Inc......................................  37,346     89,817
   *Home Bancorp, Inc.......................................     175      2,551
    Home Bancshares, Inc.................................... 112,092  2,642,008
    Home Federal Bancorp, Inc...............................  60,301    644,618
    Homeowners Choice, Inc..................................  18,810    125,275
    HopFed Bancorp, Inc.....................................  17,842    144,342
    Horace Mann Educators Corp.............................. 424,387  6,179,075
    Horizon Bancorp.........................................  11,197    308,925
  #*Horizon Financial Corp.................................. 117,723        812
    Hudson Valley Holding Corp..............................   7,922    170,165
   *ICG Group, Inc.......................................... 347,444  3,839,256
    Independence Holding Co.................................  61,947    556,284
   #Independent Bank Corp. (453836108)...................... 150,379  3,992,562
  #*Independent Bank Corp. (453838609)......................  34,130     74,403
    Indiana Community Bancorp...............................  27,278    462,908
    Infinity Property & Casualty Corp....................... 144,873  7,340,715
    Interactive Brokers Group, Inc.......................... 201,654  3,053,042
   *Intergroup Corp. (The)..................................   6,500    157,235
   *Intervest Bancshares Corp...............................   4,862     16,628
  #*INTL FCStone, Inc.......................................  78,200  1,797,036
   *Investment Technology Group, Inc........................ 152,802  1,859,600
   *Investors Capital Holdings, Ltd.........................   4,238     23,267
    Investors Title Co......................................  21,301    811,568
   *Jacksonville Bancorp, Inc...............................   5,187     31,122
   *Jefferson Bancshares, Inc...............................   5,911     19,122
    JMP Group, Inc..........................................  59,713    438,293

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    Kaiser Federal Financial Group, Inc.....................  20,145 $  257,252
    Kearny Financial Corp...................................  14,801    138,685
   #Kennedy-Wilson Holdings, Inc............................ 291,318  3,507,469
   *Kent Financial Services, Inc............................  46,180     54,954
    Kentucky First Federal Bancorp..........................  38,012    341,728
    Lake Shore Bancorp, Inc.................................   1,840     18,952
    Lakeland Bancorp, Inc................................... 108,478  1,079,356
   #Lakeland Financial Corp.................................  86,321  1,946,539
    Landmark Bancorp, Inc...................................  12,193    193,503
   #Life Partners Holdings, Inc............................. 108,784    533,042
    LNB Bancorp, Inc........................................  55,939    286,967
   *Louisiana Bancorp, Inc..................................     725     11,640
   *LSB Financial Corp......................................   2,914     45,604
  #*Macatawa Bank Corp......................................  36,504    108,782
   *Magyar Bancorp, Inc.....................................  15,818     66,119
    Maiden Holdings, Ltd....................................  87,172    808,084
    MainSource Financial Group, Inc......................... 134,782  1,245,386
    Malvern Federal Bancorp, Inc............................   6,050     43,590
    MarketAxess Holdings, Inc............................... 157,864  4,124,986
   *Marlin Business Services Corp...........................  55,254    689,570
   *Maui Land & Pineapple Co., Inc..........................  50,770    263,496
   *Maxco, Inc..............................................  18,800      8,648
    Mayflower Bancorp, Inc..................................   3,750     33,000
  #*Mays (J.W.), Inc........................................   2,700     45,225
    MB Financial, Inc.......................................      57      1,151
  #*MBT Financial Corp......................................   1,363      1,854
    MCG Capital Corp........................................ 336,798  1,875,965
    Meadowbrook Insurance Group, Inc........................ 461,345  4,336,643
    Medallion Financial Corp................................ 159,347  1,478,740
  #*Mercantile Bancorp, Inc.................................  12,892      9,669
  #*Mercantile Bank Corp....................................   4,484     44,167
    Merchants Bancshares, Inc...............................  62,187  1,644,224
   *Meridian Interstate Bancorp, Inc........................  47,595    636,821
    Meta Financial Group, Inc...............................  25,650    558,144
   *Metro Bancorp, Inc......................................  65,159    747,374
   *MetroCorp Bancshares, Inc...............................  65,815    427,139
    MicroFinancial, Inc.....................................  73,276    437,458
    Mid Penn Bancorp, Inc...................................   7,759     67,348
    MidSouth Bancorp, Inc...................................  50,447    682,548
  .*Midwest Banc Holdings, Inc.............................. 216,843         --
    MidWestOne Financial Group, Inc.........................   3,210     46,898
    MSB Financial Corp......................................   2,696     14,612
    MutualFirst Financial, Inc..............................  39,230    350,716
  #*Nara Bancorp, Inc....................................... 171,004  1,373,162
  #*National Financial Partners Corp........................ 207,143  2,346,930
    National Interstate Corp................................  52,922  1,185,982
    National Penn Bancshares, Inc........................... 164,998  1,326,584
    National Security Group, Inc............................  12,602    142,655
    National Western Life Insurance Co. Class A.............   9,996  1,712,615
   *Naugatuck Valley Financial Corp.........................   7,309     59,568
   *Navigators Group, Inc. (The)............................  56,199  2,649,221
    NBT Bancorp, Inc........................................ 142,574  3,142,331
    Nelnet, Inc. Class A....................................  17,446    351,711
   *New Century Bancorp, Inc................................   9,127     38,881
    New England Bancshares, Inc.............................   4,785     46,080
    New Hampshire Thrift Bancshares, Inc....................  21,740    285,229
    New Westfield Financial, Inc............................ 124,618  1,009,406
   *NewBridge Bancorp.......................................  37,243    179,139
   *Newport Bancorp, Inc....................................  11,702    161,605
   *NewStar Financial, Inc.................................. 167,255  1,779,593
   *Nicholas Financial, Inc.................................   5,376     65,641

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    North Central Bancshares, Inc...........................  17,500 $  308,700
   *North Valley Bancorp....................................     116      1,245
    Northeast Bancorp.......................................   3,920     53,547
    Northeast Community Bancorp, Inc........................  24,952    166,180
   #Northfield Bancorp, Inc................................. 104,127  1,426,540
    Northrim Bancorp, Inc...................................  44,361    875,686
    Northway Financial, Inc.................................   1,025     11,224
    Norwood Financial Corp..................................   7,142    190,120
    Ocean Shore Holding Co..................................  20,561    250,022
    OceanFirst Financial Corp............................... 111,979  1,506,118
    Ohio Valley Banc Corp...................................  16,910    292,881
    Old National Bancorp....................................  42,441    432,898
  #*Old Second Bancorp, Inc................................. 120,505    153,041
   *OmniAmerican Bancorp, Inc...............................   2,200     32,208
    Oppenheimer Holdings, Inc. Class A......................  11,007    284,861
    optionsXpress Holdings, Inc............................. 181,893  2,746,584
    Oriental Financial Group, Inc........................... 156,070  1,938,389
    Oritani Financial Corp.................................. 264,100  3,417,454
    Osage Bancshares, Inc...................................   9,097     72,867
  #*Pacific Capital Bancorp.................................  14,730    441,605
    Pacific Continental Corp................................  86,971    855,795
  #*Pacific Mercantile Bancorp..............................   2,647     12,044
   *Pacific Premier Bancorp, Inc............................  34,616    228,466
   *Pacific State Bancorp...................................   1,069         32
   #PacWest Bancorp......................................... 257,179  5,105,003
   *Park Bancorp, Inc.......................................   3,302     10,220
    Park National Corp......................................   2,603    160,449
    Parkvale Financial Corp.................................  49,282  1,046,750
  #*Patriot National Bancorp................................  15,644     33,635
    Peapack-Gladstone Financial Corp........................  85,161    955,506
    Penns Woods Bancorp, Inc................................  36,321  1,290,485
  #*Penson Worldwide, Inc...................................  50,885    155,708
    Peoples Bancorp.........................................   3,331     54,528
    Peoples Bancorp of North Carolina.......................  15,956     95,736
    Peoples Bancorp, Inc....................................  95,501  1,139,327
    People's United Financial, Inc..........................  61,577    780,796
   *Phoenix Cos., Inc. (The)................................ 968,100  2,323,440
   *PICO Holdings, Inc...................................... 170,271  4,650,101
    Pinnacle Bancshares, Inc................................   2,000     10,000
  #*Pinnacle Financial Partners, Inc........................ 255,501  3,896,390
   *Piper Jaffray Cos., Inc.................................   4,037    119,011
  #*PMI Group, Inc. (The)................................... 810,849    810,849
    Porter Bancorp, Inc.....................................  27,503    125,139
   *Preferred Bank..........................................   4,337     39,640
   *Premier Financial Bancorp, Inc..........................  27,510    198,622
    Presidential Life Corp.................................. 239,371  2,719,255
   *Primus Guaranty, Ltd....................................  23,720    149,673
  #*Princeton National Bancorp, Inc.........................  17,628     89,903
  #*Providence Community Bancshares, Inc....................      24         13
    Provident Financial Holdings, Inc.......................  60,422    512,983
    Provident Financial Services, Inc.......................      92      1,275
    Provident New York Bancorp.............................. 401,514  3,027,416
    Prudential Bancorp, Inc. of Pennsylvania................  26,515    147,689
   *PSB Holdings, Inc.......................................   1,113      5,643
   #Pulaski Financial Corp..................................  85,066    609,073
    Pzena Investment Management, Inc. Class A...............  18,534    110,092
    QC Holdings, Inc........................................ 171,344    783,042
    QCR Holdings, Inc.......................................     100        977
   *Rainier Pacific Financial Group, Inc....................  51,047      1,276
    Renasant Corp........................................... 144,105  2,204,806
    Republic Bancorp, Inc. Class A.......................... 199,397  3,611,080

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
   *Republic First Bancorp, Inc.............................  74,245 $  157,399
    Resource America, Inc................................... 171,132  1,004,545
   *Riverview Bancorp, Inc..................................  96,249    291,634
   #Rockville Financial, Inc................................ 111,820  1,134,973
  #*Rodman & Renshaw Capital Group, Inc..................... 101,523    155,330
   #Roma Financial Corp.....................................  83,621    816,977
   *Royal Bancshares of Pennsylvania, Inc. Class A..........  26,270     31,524
   *Rurban Financial Corp...................................   2,810      8,711
   #S&T Bancorp, Inc........................................ 208,302  3,961,904
   #S.Y. Bancorp, Inc....................................... 130,785  2,970,127
   *Safeguard Scientifics, Inc.............................. 197,266  3,592,214
    Safety Insurance Group, Inc.............................  71,190  2,890,314
    Salisbury Bancorp, Inc..................................   7,622    174,010
    Sandy Spring Bancorp, Inc...............................  85,347  1,525,151
   *Savannah Bancorp, Inc. (The)............................  13,286     98,316
    SCBT Financial Corp.....................................  77,131  2,258,396
    SeaBright Holdings, Inc................................. 166,442  1,512,958
   *Seacoast Banking Corp. of Florida....................... 114,505    180,918
   *Security National Financial Corp. Class A...............   5,606      7,848
    Shore Bancshares, Inc...................................  36,541    225,093
    SI Financial Group, Inc.................................   7,776     78,926
   *Siebert Financial Corp..................................  13,141     20,500
    Sierra Bancorp..........................................  89,338  1,029,174
    Simmons First National Corp............................. 137,837  3,330,142
    Somerset Hills Bancorp..................................   1,451     12,058
    South Street Financial Corp.............................   2,945     13,989
   *Southcoast Financial Corp...............................   1,973      5,228
   *Southern Community Financial Corp.......................  45,616     68,424
   *Southern Connecticut Bancorp, Inc.......................  15,438     44,770
   *Southern First Bancshares, Inc..........................  24,906    244,079
    Southern Missouri Bancorp, Inc..........................   5,739    123,647
   *Southern National Bancorp of Virginia, Inc..............   1,014      7,098
   #Southside Bancshares, Inc............................... 101,729  2,017,286
   *Southwest Bancorp, Inc.................................. 132,666    822,529
    Southwest Georgia Financial Corp........................  12,047     90,473
    State Auto Financial Corp...............................  19,930    330,439
    State Bancorp, Inc...................................... 106,585  1,385,605
    StellarOne Corp.........................................  78,329    974,413
   #Sterling Bancorp........................................ 272,969  2,579,557
   #Stewart Information Services Corp....................... 154,678  1,639,587
   *Stratus Properties, Inc.................................  70,975  1,006,426
   #Suffolk Bancorp.........................................  96,990  1,175,519
    Summit State Bank.......................................   1,118      7,301
  #*Sun Bancorp, Inc........................................ 227,108    708,577
   *Superior Bancorp........................................   3,626         24
   *Sussex Bancorp..........................................   5,926     37,867
    SWS Group, Inc.......................................... 265,182  1,445,242
   *Taylor Capital Group, Inc...............................  75,383    598,541
    Teche Holding Co........................................  16,949    556,944
   *Tejon Ranch Co.......................................... 183,981  5,903,950
   *Tennessee Commerce Bancorp, Inc.........................   3,068      4,602
    Territorial Bancorp, Inc................................  16,109    336,356
  #*Texas Capital Bancshares, Inc........................... 174,898  4,779,962
    TF Financial Corp.......................................  21,681    435,463
   *Thomas Properties Group, Inc............................ 276,889    899,889
   *TIB Financial Corp......................................     557      7,241
   *Tidelands Bancshares, Inc...............................  11,702      2,376
   *TierOne Corp............................................ 163,324        653
   *Timberland Bancorp, Inc.................................  70,526    394,240
   #Tompkins Financial Corp.................................  88,947  3,593,459
    Tower Bancorp, Inc......................................   9,035    239,337

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Financials -- (Continued)
   *Tower Financial Corp..................................   8,021 $     66,414
    Tower Group, Inc......................................   8,049      184,000
   #TowneBank.............................................  86,464    1,129,220
   *Tree.com, Inc.........................................  25,504      142,057
   *Trenwick Group, Ltd...................................  12,662           47
   #TriCo Bancshares...................................... 150,056    2,223,830
   #Trustco Bank Corp..................................... 497,824    2,299,947
   *UCBH Holdings, Inc.................................... 196,446        1,572
    Unico American Corp................................... 113,900    1,206,201
    Union Bankshares, Inc.................................  13,968      277,265
    Union First Market Bankshares Corp.................... 120,442    1,499,503
    United Bancshares, Inc................................   6,297       59,381
    United Community Bancorp..............................   1,450        7,960
  #*United Community Banks, Inc...........................  31,463      343,891
   *United Community Financial Corp....................... 271,344      303,905
    United Financial Bancorp, Inc.........................  72,681    1,133,097
    United Fire & Casualty Co............................. 163,116    2,797,439
   *United Security Bancshares............................  99,826      313,455
   *Unity Bancorp, Inc....................................  32,785      220,315
   #Universal Insurance Holdings, Inc..................... 178,879      763,813
    Univest Corp. of Pennsylvania.........................  98,525    1,465,067
    ViewPoint Financial Group............................. 163,694    2,131,296
   *Virginia Commerce Bancorp, Inc........................  53,921      343,477
   *Virtus Investment Partners, Inc.......................  52,693    4,139,562
    VIST Financial Corp...................................  13,799       87,486
    VSB Bancorp, Inc......................................   2,848       33,065
  #*Waccamaw Bankshares, Inc..............................  23,125       15,956
    Washington Banking Co.................................  83,816    1,087,094
    Washington Trust Bancorp, Inc......................... 132,101    3,009,261
   *Waterstone Financial, Inc.............................  29,050       73,206
    Wayne Savings Bancshares, Inc.........................   3,361       28,804
    WesBanco, Inc......................................... 243,744    5,008,939
    West Bancorporation, Inc..............................  80,537      802,954
   *West Coast Bancorp....................................  62,053    1,010,223
  #*Western Alliance Bancorp.............................. 380,247    2,673,136
    Westwood Holdings Group, Inc..........................  68,070    2,564,878
    White River Capital, Inc..............................   6,269      119,863
   *Wilshire Bancorp, Inc................................. 261,539      863,079
  #*World Acceptance Corp................................. 156,911    9,998,369
   *WSB Holdings, Inc.....................................  45,558      128,246
    WSFS Financial Corp...................................  12,200      484,462
    WVS Financial Corp....................................  12,479      121,857
   *Yadkin Valley Financial Corp..........................  25,845       48,072
   *ZipRealty, Inc........................................ 202,492      548,753
                                                                   ------------
Total Financials..........................................          479,138,451
                                                                   ------------
Health Care -- (10.8%)
  #*Abaxis, Inc........................................... 127,973    3,035,520
  #*ABIOMED, Inc.......................................... 245,014    4,045,181
   *Acadia Pharmaceuticals, Inc...........................   4,078        6,647
  #*Accelr8 Technology Corp...............................  35,412      139,523
  #*Access Pharmaceuticals, Inc...........................  15,200       34,808
   *Accuray, Inc.......................................... 332,083    2,291,373
   *Achillion Pharmaceuticals, Inc........................  78,444      581,270
   *Adcare Health Systems, Inc............................  13,335       82,010
   *Addus HomeCare Corp...................................   1,451        8,459
   *Adolor Corp........................................... 294,513      653,819
   *ADVENTRX Pharmaceuticals, Inc.........................  72,538      213,987
   *Affymax, Inc.......................................... 161,079    1,064,732
   *Affymetrix, Inc....................................... 367,902    2,078,646
  #*Air Methods Corp...................................... 115,182    8,074,258

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
  #*Akorn, Inc............................................. 756,663 $ 5,243,675
   *Albany Molecular Research, Inc......................... 318,199   1,520,991
  #*Alexza Pharmaceuticals, Inc............................ 154,400     236,232
   *Alliance HealthCare Services, Inc...................... 473,085   1,707,837
   *Allied Healthcare International, Inc................... 361,608   1,381,343
   *Allied Healthcare Products, Inc........................  18,564      70,358
  #*Allos Therapeutics, Inc................................ 651,602   1,211,980
  #*Almost Family, Inc.....................................  41,352   1,044,965
   *Alnylam Pharmaceuticals, Inc...........................  24,071     225,786
   *Alphatec Holdings, Inc................................. 240,034     700,899
  #*AMAG Pharmaceuticals, Inc.............................. 117,140   1,734,843
  #*Amedisys, Inc.......................................... 111,980   2,895,803
   *American Caresource Holding, Inc.......................   6,054       7,144
   *American Dental Partners, Inc.......................... 100,990   1,173,504
   *American Learning Corp.................................   2,200       4,631
   *American Shared Hospital Services......................  35,563     112,023
   *Amicus Therapeutics, Inc...............................   5,562      38,600
   *AMN Healthcare Services, Inc........................... 272,334   2,195,012
   *Amsurg Corp............................................ 295,558   7,516,040
   *Anadys Pharmaceuticals, Inc............................ 105,594     102,426
    Analogic Corp.......................................... 126,116   6,783,780
   *Angeion Corp...........................................   1,294       5,881
   *AngioDynamics, Inc..................................... 185,183   2,561,081
   *Anika Therapeutics, Inc................................ 112,977     726,442
  #*Anthera Pharmaceuticals, Inc...........................     147       1,172
  #*ARCA Biopharma, Inc....................................  31,479      45,959
   *Ardea Biosciences, Inc.................................  11,936     279,302
  #*Arena Pharmaceuticals, Inc............................. 245,247     394,848
  #*Ariad Pharmaceuticals, Inc............................. 887,486  10,552,209
   *Arqule, Inc............................................ 336,004   1,881,622
   *Array BioPharma, Inc................................... 474,540   1,006,025
    Arrhythmia Research Technology, Inc....................  26,575     114,007
   *ArthroCare Corp........................................  97,754   3,230,770
  #*ARYx Therapeutics, Inc.................................  21,182         455
    Assisted Living Concepts, Inc..........................  91,624   1,435,748
   *AtriCure, Inc..........................................  36,425     443,292
    Atrion Corp............................................  19,961   3,974,235
  #*AVANIR Pharmaceuticals, Inc............................ 324,380   1,216,425
   *AVEO Pharmaceuticals, Inc..............................  22,861     436,874
   *AVI BioPharma, Inc.....................................   3,910       5,748
   *Bioanalytical Systems, Inc.............................  30,808      56,379
   *BioClinica, Inc........................................ 146,057     683,547
  #*BioCryst Pharmaceuticals, Inc.......................... 368,706   1,253,600
  #*Biodel, Inc............................................ 157,030     277,943
  #*BioLase Technology, Inc................................   1,908       6,564
   *BioMimetic Therapeutics, Inc...........................  22,015      84,978
  #*Bio-Reference Labs, Inc................................ 194,202   3,872,388
  #*BioSante Pharmaceuticals, Inc.......................... 142,832     421,354
  #*BioScrip, Inc.......................................... 356,462   2,559,397
   *BioSpecifics Technologies Corp.........................  28,369     621,565
  #*Biotime, Inc...........................................   1,784       8,706
  #*Bovie Medical Corp..................................... 158,699     412,617
  #*BSD Medical Corp....................................... 208,291     683,194
  #*Cadence Pharmaceuticals, Inc...........................   9,505      82,218
   *Caliper Life Sciences, Inc............................. 460,890   3,756,253
   *Cambrex Corp........................................... 280,334   1,236,273
    Cantel Medical Corp.................................... 117,047   2,917,982
   *Capital Senior Living Corp............................. 191,637   1,684,489
   *Capstone Therapeutics Corp............................. 315,300      88,284
   *Cardica, Inc...........................................  57,828     175,797
   *CardioNet, Inc.........................................  12,995      65,495

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
   *Cardiovascular Systems, Inc.............................   7,615 $  113,844
  #*Cardium Therapeutics, Inc...............................      18          4
   *CAS Medical Systems, Inc................................     997      2,782
   *Catalyst Pharmaceutical Partners, Inc...................  25,086     38,883
   *Celldex Therapeutics, Inc............................... 116,893    419,646
  #*Celsion Corp............................................  82,414    315,646
  #*Cerus Corp..............................................  64,262    178,006
   *Chindex International, Inc..............................   3,754     42,908
  #*Cleveland Biolabs, Inc..................................   2,513      7,564
   *Codexis, Inc............................................  49,117    442,053
  #*Columbia Laboratories, Inc..............................  27,734     79,319
   *CombiMatrix Corp........................................  21,797     70,622
    Computer Programs & Systems, Inc........................  80,763  5,928,004
  #*Conceptus, Inc.......................................... 278,929  3,177,001
   *CONMED Corp............................................. 265,831  6,911,606
   *Conmed Healthcare Management, Inc.......................   1,429      5,416
  #*Continucare Corp........................................ 270,495  1,709,528
  #*Corcept Therapeutics, Inc............................... 199,501    714,214
   *Cornerstone Therapeutics, Inc...........................   8,755     66,188
   *Corvel Corp............................................. 135,738  6,264,309
   *Cross Country Healthcare, Inc........................... 246,351  1,702,285
   *CryoLife, Inc........................................... 246,829  1,424,203
  #*Cumberland Pharmaceuticals, Inc.........................   3,958     24,381
  #*Curis, Inc.............................................. 164,741    574,946
   *Cutera, Inc.............................................  50,919    412,953
   *Cyberonics, Inc......................................... 225,257  6,113,475
   *Cyclacel Pharmaceuticals, Inc...........................  92,895    104,042
   *Cynosure, Inc. Class A..................................  41,370    538,224
   *Cytokinetics, Inc....................................... 207,907    261,963
  #*Cytori Therapeutics, Inc................................  64,226    278,099
    Daxor Corp..............................................  43,502    438,065
  #*DepoMed, Inc............................................ 240,923  1,821,378
   *DexCom, Inc.............................................  64,124    909,278
   *DGT Holdings Corp.......................................  12,563    113,067
   *Digirad Corp............................................  78,374    221,798
  #*Discovery Laboratories, Inc.............................  16,454     40,641
   *Durect Corp............................................. 607,024  1,250,469
   *DUSA Pharmaceuticals, Inc...............................  22,354    113,782
   *Dyax Corp............................................... 689,190  1,130,272
   *Dynacq Healthcare, Inc..................................  64,639    119,582
   *Dynavax Technologies Corp...............................   2,993      8,380
   *DynaVox, Inc. Class A...................................   2,184     14,393
   *Emergent Biosolutions, Inc.............................. 163,322  3,372,599
  #*Emeritus Corp........................................... 180,075  3,538,474
   *Emisphere Technologies, Inc.............................   2,065      2,065
   *Encision, Inc...........................................   3,700      3,959
 .#*Endo Pharmaceuticals Solutions.......................... 203,104    223,414
   *Endologix, Inc..........................................   5,792     52,591
    Ensign Group, Inc....................................... 102,313  2,905,689
   *EnteroMedics, Inc.......................................     633      1,652
   *Entremed, Inc...........................................   1,607      2,973
   *Enzo Biochem, Inc....................................... 225,415    865,594
  #*Enzon Pharmaceuticals, Inc.............................. 288,381  2,803,063
   *eResearch Technology, Inc............................... 513,923  3,273,690
   *Exact Sciences Corp..................................... 181,881  1,553,264
   *Exactech, Inc........................................... 100,152  1,711,598
  #*Exelixis, Inc........................................... 304,175  2,342,147
   *Five Star Quality Care, Inc............................. 169,463    838,842
   *Furiex Pharmaceuticals, Inc.............................   8,368    158,657
  #*Genomic Health, Inc..................................... 139,828  3,754,382
   *Gentiva Health Services, Inc............................ 137,024  2,465,062

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
  #*Geron Corp.............................................. 337,014 $1,297,504
   *Greatbatch, Inc......................................... 212,679  5,299,961
   *GTx, Inc................................................ 169,636    710,775
  #*Halozyme Therapeutics, Inc.............................. 171,554  1,190,585
   *Hanger Orthopedic Group, Inc............................ 308,862  6,489,191
  #*Hansen Medical, Inc.....................................  26,688    122,231
   *Harvard Bioscience, Inc................................. 312,031  1,578,877
   *HealthStream, Inc....................................... 175,219  2,372,465
   *Healthways, Inc......................................... 119,635  1,786,151
   *Helicos BioSciences Corp................................ 142,459     21,369
   *Hemispherx Biopharma, Inc...............................  93,100     33,144
   *Hi-Tech Pharmacal Co., Inc.............................. 109,346  3,093,398
   *Hooper Holmes, Inc...................................... 672,769    713,135
  #*iBio, Inc............................................... 116,875    315,562
   *iCAD, Inc...............................................  37,500     28,500
   *Icagen, Inc.............................................  24,412    146,716
  #*ICU Medical, Inc........................................ 135,004  5,734,970
  #*Idenix Pharmaceuticals, Inc............................. 145,295    970,571
   *Idera Pharmaceuticals, Inc.............................. 288,928    566,299
  #*ImmunoGen, Inc..........................................  69,361    938,454
  #*Immunomedics, Inc....................................... 232,007    946,589
   *Infinity Pharmaceuticals, Inc........................... 146,068  1,314,612
   *Inhibitex, Inc..........................................  12,200     50,508
  #*Inovio Pharmaceuticals, Inc.............................  10,400      6,604
  #*Insulet Corp............................................  26,967    530,171
   *IntegraMed America, Inc.................................  71,370    653,036
    Invacare Corp........................................... 248,109  7,438,308
   *IPC The Hospitalist Co..................................  69,352  3,136,791
   *Iridex Corp.............................................  14,486     58,234
   *IRIS International, Inc................................. 173,728  1,796,348
  #*IsoRay, Inc.............................................      20         21
   *ISTA Pharmaceuticals, Inc............................... 145,725    724,253
   *IVAX Diagnostics, Inc...................................     119        104
   *Jazz Pharmaceuticals, Inc............................... 177,949  7,201,596
   *Kensey Nash Corp........................................ 116,629  3,055,680
  #*Keryx Biopharmaceuticals, Inc...........................  45,500    200,655
    Kewaunee Scientific Corp................................  25,060    247,593
   *Kindred Healthcare, Inc................................. 255,764  4,818,594
  #*K-V Pharmaceutical Co................................... 148,316    295,149
   *K-V Pharmaceutical Co. Class B..........................     168        351
    Landauer, Inc...........................................  89,070  5,028,002
   *Lannet Co., Inc.........................................  71,870    341,382
  #*LCA-Vision, Inc......................................... 171,633    722,575
    LeMaitre Vascular, Inc..................................  76,300    505,106
  #*Lexicon Pharmaceuticals, Inc............................  27,284     45,837
   *LHC Group, Inc.......................................... 122,778  2,796,883
   *Ligand Pharmaceuticals, Inc. Class B....................  46,017    626,752
   *Luminex Corp............................................  40,788    830,036
   *Luna Innovations, Inc...................................  17,526     36,454
  #*MannKind Corp...........................................  20,974     69,634
   *Marina Biotech, Inc.....................................   1,880        395
   *Maxygen, Inc............................................ 355,981  1,932,977
   *MedCath Corp............................................  95,477  1,252,658
   *Medical Action Industries, Inc.......................... 158,571  1,208,311
  .*Medical Staffing Network Holdings, Inc.................. 222,424         --
   *Medicines Co. (The)..................................... 253,525  3,797,804
  #*MediciNova, Inc.........................................  21,225     57,308
   *Medidata Solutions, Inc.................................  68,969  1,409,037
   *MedQuist Holdings, Inc..................................  69,214    926,775
    MEDTOX Scientific, Inc..................................  77,329  1,207,106
  #*Merge Healthcare, Inc................................... 272,073  1,382,131

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
   #Meridian Bioscience, Inc...............................  40,716 $   879,466
   *Merit Medical Systems, Inc............................. 442,923   6,940,603
   *Metropolitan Health Networks, Inc...................... 409,352   2,316,932
  #*Micromet, Inc..........................................  71,750     406,105
 .#*MiddleBrook Pharmaceuticals, Inc.......................   3,172         220
   *Misonix, Inc...........................................  62,750     149,972
 .#*Molecular Insight Pharmaceuticals, Inc................. 164,930          --
   *Molina Healthcare, Inc................................. 214,890   4,867,258
   *Momenta Pharmaceuticals, Inc...........................  25,056     442,489
   *MWI Veterinary Supply, Inc.............................  73,228   6,521,686
   *Myrexis, Inc...........................................  16,757      56,806
   *Nabi Biopharmaceuticals................................ 458,770     903,777
  #*Nanosphere, Inc........................................ 128,835     265,400
   #National Healthcare Corp............................... 103,689   4,932,486
    National Research Corp.................................  67,439   2,456,803
   *Natus Medical, Inc..................................... 258,066   2,975,501
   *Neogen Corp............................................ 196,239   8,116,445
   *Neurocrine Biosciences, Inc............................ 326,761   2,525,863
  #*NeurogesX, Inc.........................................  50,666     121,092
   *Neurometrix, Inc.......................................   4,240       1,866
  #*Novavax, Inc........................................... 419,927     785,263
   *Novt Corp..............................................     193      74,884
   *NPS Pharmaceuticals, Inc...............................  60,627     585,657
   *NxStage Medical, Inc................................... 167,499   3,081,982
   *Obagi Medical Products, Inc............................  83,649     867,440
   *Oculus Innovative Sciences, Inc........................     219         348
   *Omnicell, Inc.......................................... 241,757   4,136,462
  #*OncoGenex Pharmaceutical, Inc..........................  16,093     232,705
  #*Oncothyreon, Inc.......................................  74,088     593,445
  #*Opexa Therapeutics, Inc................................  18,635      28,139
  #*Opko Health, Inc.......................................  32,883     143,041
  #*Optimer Pharmaceuticals, Inc...........................  17,129     181,225
   *OraSure Technologies, Inc.............................. 253,887   2,335,760
   *Orchid Cellmark, Inc................................... 287,304     790,086
   *Orexigen Therapeutics, Inc............................. 125,357     206,839
   *Orthofix International N.V.............................  17,010     718,332
  #*Osiris Therapeutics, Inc...............................  69,959     500,207
   *Pain Therapeutics, Inc................................. 408,891   1,970,855
   *Palomar Medical Technologies, Inc......................  82,970     823,062
   *PDI, Inc............................................... 131,394     981,513
   #PDL BioPharma, Inc..................................... 640,180   3,962,714
   *Pernix Therapeutics Holdings, Inc......................  39,597     344,098
  #*PharmAthene, Inc.......................................  12,300      32,595
   *PharMerica Corp........................................ 280,658   3,584,003
   *PHC, Inc...............................................  34,037      95,304
   *PhotoMedex, Inc........................................   2,296      31,386
  #*Poniard Pharmaceuticals, Inc...........................  65,014      14,843
  #*Pozen, Inc............................................. 238,878   1,063,007
   *Progenics Pharmaceuticals, Inc......................... 287,075   1,567,430
   *ProPhase Labs, Inc.....................................  56,585      49,795
   *Providence Service Corp................................ 116,135   1,376,200
   *pSivida Corp...........................................  29,657     139,684
    Psychemedics Corp......................................   1,558      13,368
   *Questcor Pharmaceuticals, Inc.......................... 357,716  11,107,082
  #*Quidel Corp............................................ 258,583   3,868,402
   *RadNet, Inc............................................  75,357     282,589
  #*Raptor Pharmaceutical Corp.............................     859       4,845
   *Regeneration Technologies, Inc......................... 307,305   1,011,033
   *Repligen Corp.......................................... 331,745   1,171,060
   *Repros Therapeutics, Inc...............................  10,473      57,811
   *Retractable Technologies, Inc..........................     272         345

U.S. MICRO CAP PORTFOLIO
CONTINUED



                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
   *Rigel Pharmaceuticals, Inc............................ 338,101 $  2,938,098
  #*Rochester Medical Corp................................ 101,268      907,361
   *Rockwell Medical Technologies, Inc....................  40,754      436,475
  #*RXi Pharmaceuticals Corp..............................     319          373
  #*Sangamo BioSciences, Inc.............................. 321,710    1,743,668
   *Santarus, Inc......................................... 256,351      835,704
   *SciClone Pharmaceuticals, Inc......................... 254,186    1,631,874
   *Senesco Technologies, Inc.............................     185           50
  #*SeraCare Life Sciences, Inc........................... 127,485      483,168
   *Skilled Healthcare Group, Inc......................... 110,409      971,599
   *Solta Medical, Inc....................................  55,976      136,581
  #*Somaxon Pharmaceuticals, Inc..........................     798        1,213
   *SonoSite, Inc......................................... 152,000    4,964,320
    Span-American Medical System, Inc.....................  32,884      507,729
   *Spectranetics Corp.................................... 226,101    1,566,880
  #*Spectrum Pharmaceuticals, Inc......................... 121,033    1,282,950
   *SRI/Surgical Express, Inc.............................  47,068      200,980
  #*Staar Surgical Co..................................... 244,000    1,110,200
  #*StemCells, Inc........................................  14,488       53,026
  #*Stereotaxis, Inc...................................... 155,719      506,087
   *Strategic Diagnostics, Inc............................   4,062        8,733
   *Sucampo Pharmaceuticals, Inc..........................  99,642      400,561
   *Sun Healthcare Group, Inc............................. 139,719      978,033
   *SunLink Health Systems, Inc...........................  34,329       72,091
  #*Sunrise Senior Living, Inc............................ 291,831    2,573,949
   *SuperGen, Inc......................................... 245,543      751,362
   *SurModics, Inc........................................ 178,665    1,965,315
   *Symmetry Medical, Inc................................. 275,094    2,649,155
   *Synovis Life Technologies, Inc........................ 118,002    1,967,093
   *Synta Pharmaceuticals Corp............................  95,908      447,890
  #*Targacept, Inc........................................  50,867    1,039,721
   *Telik, Inc............................................ 140,820       71,818
   *Theragenics Corp...................................... 278,526      476,279
   *Threshold Pharmaceuticals, Inc........................  17,876       29,853
   *TranS1, Inc...........................................  68,384      315,934
   *Transcend Services, Inc...............................  46,747    1,358,468
   *Transcept Pharmaceuticals, Inc........................ 115,896      470,538
   *Trimeris, Inc.........................................  28,684       67,694
   *Triple-S Management Corp..............................  86,557    1,867,034
    U.S. Physical Therapy, Inc............................ 118,305    2,848,784
   *Universal American Corp...............................  24,846      236,285
   *Urologix, Inc......................................... 123,100      120,638
   *Uroplasty, Inc........................................  12,179       82,939
    Utah Medical Products, Inc............................  48,415    1,222,479
   *Vascular Solutions, Inc............................... 159,912    2,088,451
  #*Vical, Inc............................................ 159,324      766,348
  #*Vision-Sciences, Inc..................................  23,250       56,962
   *Wright Medical Group, Inc............................. 170,672    2,669,310
   *XenoPort, Inc.........................................     800        5,672
    Young Innovations, Inc................................  72,296    2,095,138
  #*Zalicus, Inc..........................................  51,163      117,675
   *Zoll Medical Corp..................................... 170,789   11,897,162
                                                                   ------------
Total Health Care.........................................          427,207,684
                                                                   ------------
Industrials -- (16.2%)
  #*3D Systems Corp....................................... 380,306    8,142,351
   *A.T. Cross Co.........................................  80,115    1,183,299
   #AAON, Inc............................................. 277,407    6,291,591
    AAR Corp.............................................. 112,472    3,299,928
   *Acacia Technologies Group............................. 346,464   14,870,235
   *ACCO Brands Corp...................................... 302,558    2,592,922

U.S. MICRO CAP PORTFOLIO
CONTINUED



                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
   #Aceto Corp.............................................. 226,997 $1,384,682
   *Active Power, Inc....................................... 333,059    562,870
   *Advisory Board Co. (The)................................  71,955  3,852,471
   *AeroCentury Corp........................................   9,017    116,680
   *Aerosonic Corp..........................................   5,480     18,358
  #*Aerovironment, Inc...................................... 104,089  3,000,886
   *Air Transport Services Group, Inc....................... 316,485  1,576,095
    Aircastle, Ltd.......................................... 224,541  2,570,994
    Alamo Group, Inc........................................  91,265  2,182,146
    Albany International Corp............................... 134,371  3,570,237
  #*Allegiant Travel Co.....................................  34,838  1,499,079
   *Allied Defense Group, Inc...............................  51,940    173,999
   *Allied Motion Technologies, Inc.........................  35,796    187,929
  #*Altra Holdings, Inc..................................... 149,028  3,314,383
   *American Railcar Industries, Inc........................ 140,854  3,294,575
   *American Reprographics Co............................... 190,319  1,299,879
    American Science & Engineering, Inc.....................  87,246  7,078,268
    American Woodmark Corp.................................. 129,485  2,152,041
    Ameron International Corp...............................  79,877  6,796,734
    Ampco-Pittsburgh Corp...................................  85,568  2,229,046
   *AMREP Corp..............................................  55,375    488,407
   *APAC Customer Services, Inc............................. 245,878  2,067,834
    Apogee Enterprises, Inc................................. 252,406  2,890,049
   *Applied Energetics, Inc.................................  11,903      2,953
  #*Argan, Inc..............................................  22,352    231,790
   #Arkansas Best Corp...................................... 156,529  3,766,088
   *Arotech Corp............................................  99,723    183,490
   #Art's-Way Manufacturing Co., Inc........................     200      1,524
  #*Ascent Solar Technologies, Inc..........................  78,540     71,471
   *Astec Industries, Inc................................... 180,676  6,778,964
   *Astronics Corp..........................................  78,532  2,504,385
   *Astronics Corp. Class B.................................  17,159    541,195
   *Astrotech Corp..........................................   6,182      5,378
   *Avalon Holding Corp. Class A............................  20,575     54,524
   #AZZ, Inc................................................ 116,390  5,822,992
   #Badger Meter, Inc....................................... 155,080  5,658,869
   *Baldwin Technology Co. Class A..........................   2,160      2,376
    Barrett Business Services, Inc..........................  86,327  1,287,999
  #*Beacon Roofing Supply, Inc.............................. 197,444  4,221,353
   *Blount International, Inc............................... 337,162  5,607,004
   *BlueLinx Holdings, Inc.................................. 135,808    305,568
   *BNS Holding, Inc........................................   1,324    331,000
   *Breeze-Eastern Corp.....................................  98,241  1,090,475
    Briggs & Stratton Corp..................................   5,771     98,915
   *Broadwind Energy, Inc...................................   8,900     11,748
   *Builders FirstSource, Inc............................... 169,261    389,300
  #*C&D Technologies, Inc...................................   5,725     52,727
   *CAI International, Inc..................................  92,663  1,626,236
  #*Capstone Turbine Corp...................................   7,331     10,630
    Cascade Corp............................................ 107,605  5,379,174
   *Casella Waste Systems, Inc.............................. 189,861  1,194,226
  #*CBIZ, Inc............................................... 620,672  4,630,213
    CDI Corp................................................  77,442  1,003,648
  #*CECO Environmental Corp................................. 111,700    844,452
   *Celadon Group, Inc...................................... 198,009  2,708,763
  #*Cenveo, Inc............................................. 129,047    747,182
   *Ceradyne, Inc........................................... 116,526  3,776,608
   *Champion Industries, Inc................................  53,936     69,577
   *Chart Industries, Inc................................... 106,909  5,672,592
    Chase Corp..............................................  76,372  1,070,735
    Chicago Rivet & Machine Co..............................  18,400    309,120

U.S. MICRO CAP PORTFOLIO
CONTINUED



                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
    CIRCOR International, Inc............................... 108,150 $4,677,487
   *Coleman Cable, Inc......................................  31,167    410,781
   *Colfax Corp............................................. 189,762  5,136,857
   *Columbus McKinnon Corp.................................. 173,761  2,858,368
   *Comarco, Inc............................................  73,255     24,540
    Comfort Systems USA, Inc................................ 330,310  3,448,436
   *Command Security Corp...................................  70,192    108,798
   *Commercial Vehicle Group, Inc........................... 205,589  2,179,243
   *Competitive Technologies, Inc...........................  99,675    166,457
    CompX International, Inc................................  18,270    248,472
   *Conrad Industries, Inc..................................  18,700    248,523
   *Consolidated Graphics, Inc..............................  83,282  4,296,518
    Courier Corp............................................ 120,220  1,155,314
   *Covenant Transportation Group, Inc......................  91,000    534,170
   *CPI Aerostructures, Inc.................................  48,020    677,562
   *CRA International, Inc.................................. 101,190  2,719,987
   *Digital Power Corp......................................   3,700      5,883
   *Dollar Thrifty Automotive Group, Inc.................... 133,851  9,642,626
    Douglas Dynamics, Inc...................................   5,451     82,801
    Ducommun, Inc...........................................  99,023  2,178,506
   *DXP Enterprises, Inc....................................  67,888  1,845,875
   *Dycom Industries, Inc................................... 160,756  2,739,282
    Dynamic Materials Corp..................................  63,933  1,355,380
  #*Eagle Bulk Shipping, Inc................................ 303,400    716,024
    Eastern Co..............................................  56,509  1,013,771
    Ecology & Environment, Inc. Class A.....................  20,292    347,196
    Empire Resources, Inc...................................     774      3,065
    Encore Wire Corp........................................ 218,125  4,800,931
  #*Ener1, Inc.............................................. 122,593    105,430
  #*Energy Conversion Devices, Inc.......................... 129,030    135,481
  #*Energy Focus, Inc.......................................     838        394
  #*Energy Recovery, Inc....................................  68,903    211,532
    EnergySolutions, Inc.................................... 201,751  1,020,860
  #*EnerNOC, Inc............................................  22,498    376,617
    Ennis, Inc.............................................. 225,900  3,962,286
   *EnPro Industries, Inc................................... 162,708  7,523,618
   *Environmental Tectonics Corp............................  60,400    140,430
    ESCO Technologies, Inc..................................   9,999    346,765
    Espey Manufacturing & Electronics Corp..................  35,587    893,590
  #*Excel Maritime Carriers, Ltd............................ 299,086    771,642
   *Exponent, Inc........................................... 137,132  5,733,489
   *Express-1 Expedited Solutions, Inc......................  57,902    225,818
    Federal Signal Corp..................................... 476,558  2,754,505
   *First Aviation Services, Inc............................   1,700        833
   *Flanders Corp........................................... 254,700    840,510
   *Flow International Corp................................. 269,826    920,107
   *Fortune Industries, Inc.................................      25         19
   #Forward Air Corp........................................ 181,037  5,641,113
   *Franklin Covey Co....................................... 170,796  1,912,915
    Franklin Electric Co., Inc..............................  85,554  3,734,432
   *Freightcar America, Inc.................................  56,539  1,395,383
   *Frozen Food Express Industries.......................... 161,875    598,937
   *Fuel Tech, Inc.......................................... 111,397    708,485
  #*FuelCell Energy, Inc.................................... 208,549    277,370
   *Furmanite Corp.......................................... 332,038  2,603,178
    G & K Services, Inc. Class A............................ 148,917  5,073,602
  #*Genco Shipping & Trading, Ltd...........................  93,919    587,933
   *Gencor Industries, Inc..................................   6,402     49,551
  #*GenCorp, Inc............................................ 275,400  1,558,764
   *GeoEye, Inc............................................. 145,416  5,810,823
   *Gibraltar Industries, Inc............................... 276,610  2,843,551

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
   *Global Power Equipment Group, Inc.......................  11,897 $  308,965
   #Gorman-Rupp Co. (The)................................... 206,541  6,729,106
   *GP Strategies Corp...................................... 153,325  1,985,559
    Graham Corp.............................................  66,360  1,305,965
    Granite Construction, Inc...............................   3,411     79,749
    Great Lakes Dredge & Dock Corp.......................... 316,548  1,883,461
   *Greenbrier Cos., Inc.................................... 160,701  3,233,304
   *Griffon Corp............................................ 487,028  4,602,415
   *H&E Equipment Services, Inc............................. 143,567  1,722,804
    Hardinge, Inc...........................................  97,119  1,063,453
   *Hawaiian Holdings, Inc.................................. 497,382  2,337,695
    Healthcare Services Group, Inc.......................... 263,722  4,137,798
    Heidrick & Struggles International, Inc................. 160,368  4,265,789
   *Heritage-Crystal Clean, Inc.............................  15,319    306,993
   *Hill International, Inc................................. 315,824  1,695,975
  #*Hoku Corp...............................................  44,161     65,358
   #Horizon Lines, Inc...................................... 303,509    318,684
    Houston Wire & Cable Co................................. 146,291  2,327,490
   *Hudson Highland Group, Inc..............................  59,321    355,333
   *Hudson Technologies, Inc................................  20,484     37,895
   *Hurco Cos., Inc.........................................  54,870  1,614,275
   *Huron Consulting Group, Inc.............................  87,736  2,840,014
   *Huttig Building Products, Inc........................... 161,870    113,309
   *ICF International, Inc..................................  76,242  1,781,013
  #*InnerWorkings, Inc...................................... 201,848  1,479,546
   *Innotrac Corp........................................... 156,400    215,832
   *Innovative Solutions & Support, Inc..................... 139,210    744,773
   *Insituform Technologies, Inc............................ 145,490  2,917,074
    Insperity, Inc.......................................... 131,774  3,850,436
    Insteel Industries, Inc.................................  80,630    924,020
   *Integrated Electrical Services, Inc..................... 118,179    391,172
   *Intelligent Systems Corp................................  42,582     59,615
    Interface, Inc. Class A................................. 249,335  3,994,347
   *Interline Brands, Inc................................... 254,443  4,256,831
    International Shipholding Corp..........................  58,508  1,204,680
    Intersections, Inc...................................... 159,980  3,106,812
    John Bean Technologies Corp............................. 133,726  2,361,601
   *JPS Industries, Inc.....................................  24,500     98,000
   *Kadant, Inc.............................................  98,109  2,581,248
    Kaman Corp. Class A..................................... 236,632  8,428,832
   *Kelly Services, Inc. Class A............................ 252,238  3,947,525
   *Kelly Services, Inc. Class B............................     618      9,625
   *Key Technology, Inc.....................................  49,705    807,209
   *Kforce, Inc............................................. 392,320  5,406,170
    Kimball International, Inc. Class B..................... 239,689  1,438,134
    Knoll, Inc.............................................. 224,871  4,103,896
   *Korn/Ferry International................................ 280,355  6,038,847
  #*Kratos Defense & Security Solutions, Inc................ 186,874  2,031,319
    L.S. Starrett Co. Class A...............................  51,344    651,555
    Lawson Products, Inc....................................  82,104  1,532,882
   *Layne Christensen Co.................................... 143,239  4,198,335
    LB Foster Co. Class A................................... 103,703  3,603,679
   *LECG Corp...............................................  83,238      2,830
   #Lindsay Corp............................................  52,055  3,295,082
   *LMI Aerospace, Inc......................................  94,098  2,163,313
    LSI Industries, Inc..................................... 202,766  1,687,013
   *Lydall, Inc............................................. 140,704  1,699,704
   *M&F Worldwide Corp......................................  86,442  2,166,237
   *Magnetek, Inc........................................... 307,119    552,814
   *Manitex International, Inc..............................   6,450     32,250
    Marten Transport, Ltd................................... 205,308  4,223,186

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
    McGrath Rentcorp........................................ 238,324 $6,203,574
  #*Metalico, Inc........................................... 363,245  1,990,583
    Met-Pro Corp............................................ 188,147  1,983,069
   *MFRI, Inc...............................................  57,134    530,204
   *Michael Baker Corp......................................  84,494  1,762,545
  #*Microvision, Inc........................................ 228,618    249,194
    Miller Industries, Inc..................................  51,512    843,767
   *Mistras Group, Inc......................................  74,446  1,270,049
  #*Mobile Mini, Inc........................................ 178,775  3,773,940
   *Mueller (Paul) Co.......................................  10,813    188,417
    Mueller Water Products, Inc............................. 958,314  3,133,687
    Multi-Color Corp........................................ 102,267  2,754,050
   *MYR Group, Inc..........................................  93,670  2,275,244
    NACCO Industries, Inc. Class A..........................  24,068  2,187,300
   *National Patent Development Corp........................ 109,400    180,510
   #National Presto Industries, Inc.........................  24,535  2,496,191
    National Technical Systems, Inc.........................  86,036    518,797
   *Navigant Consulting, Inc................................ 134,733  1,585,807
   *NIVS IntelliMedia Technology Group, Inc.................  18,434      5,899
   *NN, Inc................................................. 161,652  1,904,261
   *Northwest Pipe Co.......................................  88,868  2,670,483
   *Ocean Power Technologies, Inc...........................  26,526     87,271
  #*Odyssey Marine Exploration, Inc......................... 448,045  1,321,733
   *Omega Flex, Inc......................................... 101,616  1,317,960
   *On Assignment, Inc...................................... 202,321  2,063,674
   *Orbit International Corp................................  14,582     70,431
   *Orbital Sciences Corp...................................   2,947     51,042
   *Orion Energy Systems, Inc...............................  25,846     94,855
  #*Orion Marine Group, Inc.................................  77,520    673,649
   *P.A.M. Transportation Services, Inc.....................  86,903    842,959
  #*Pacer International, Inc................................ 153,698    820,747
   *Paragon Technologies, Inc...............................   5,412     12,881
   *Park-Ohio Holdings Corp.................................  99,596  1,893,320
   *Patrick Industries, Inc.................................  63,054    126,739
   *Patriot Transportation Holding, Inc.....................  92,577  2,145,009
   *PGT, Inc................................................  36,578     68,035
   *Pike Electric Corp...................................... 150,078  1,319,186
   *Pinnacle Airlines Corp.................................. 182,789    729,328
  #*Plug Power, Inc.........................................  65,190    153,196
   *PMFG, Inc............................................... 111,760  2,097,735
   *Polypore International, Inc.............................  97,700  6,643,600
   *Powell Industries, Inc.................................. 110,153  4,245,297
  #*PowerSecure International, Inc.......................... 174,708  1,196,750
    Preformed Line Products Co..............................  51,643  3,220,457
    Primoris Services Corp..................................  28,942    353,092
    Providence & Worcester Railroad Co......................  18,565    258,982
   *Quality Distribution, Inc............................... 193,992  2,230,908
    Quanex Building Products Corp........................... 176,013  2,758,124
   *RailAmerica, Inc........................................  87,067  1,295,557
    Raven Industries, Inc................................... 178,996  9,456,359
   *RBC Bearings, Inc....................................... 115,946  4,402,470
   *RCM Technologies, Inc................................... 114,406    632,665
   *Real Goods Solar, Inc...................................   1,196      3,062
  #*Republic Airways Holdings, Inc.......................... 209,361    906,533
    Resources Connection, Inc...............................  97,898  1,274,632
   *Roadrunner Transportation Systems, Inc..................   1,350     20,830
    Robbins & Myers, Inc....................................  53,891  2,599,702
   *RSC Holdings, Inc....................................... 105,268  1,256,900
   *Rush Enterprises, Inc. Class A.......................... 235,533  4,708,305
   *Rush Enterprises, Inc. Class B.......................... 115,888  1,941,124
   *Saia, Inc............................................... 112,232  1,691,336

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
  #*SatCon Technology Corp.................................. 315,637 $  593,398
   *Sauer-Danfoss, Inc......................................  52,133  2,476,318
    Schawk, Inc............................................. 244,011  3,852,934
   *School Specialty, Inc................................... 188,169  2,261,791
   *Schuff International, Inc...............................  53,200    631,750
    Servidyne, Inc..........................................  20,344     70,187
    Servotronics, Inc.......................................  24,804    219,267
   *SFN Group, Inc.......................................... 474,893  6,610,511
    SIFCO Industries, Inc...................................  45,830    836,398
    SkyWest, Inc............................................ 286,772  3,687,888
   *SL Industries, Inc......................................  54,267  1,321,944
    SmartPros, Ltd..........................................  38,973     87,300
   *Sparton Corp............................................  43,608    402,502
  #*Spherix, Inc............................................  13,483     26,292
   *Standard Parking Corp................................... 169,280  2,816,819
   #Standard Register Co....................................  96,526    289,578
    Standex International Corp.............................. 111,400  3,585,966
   *Sterling Construction Co., Inc..........................  66,758    854,502
    Sun Hydraulics, Inc..................................... 228,837  6,524,143
    Superior Uniform Group, Inc.............................  55,873    653,155
   *Supreme Industries, Inc................................. 101,505    320,756
   *SYKES Enterprises, Inc.................................. 267,655  5,165,742
   *Sypris Solutions, Inc................................... 167,114    608,295
    TAL International Group, Inc............................ 210,541  6,514,139
   *Taser International, Inc................................ 327,615  1,346,498
   *Team, Inc............................................... 155,314  4,154,650
   *Tecumseh Products Co. Class A........................... 122,247  1,249,364
   *Tecumseh Products Co. Class B...........................  10,870    109,026
   *Tel-Instrument Electronics Corp.........................  19,940    178,962
    Tennant Co.............................................. 174,454  7,468,376
   *Thomas Group, Inc.......................................      61         15
   #Titan International, Inc................................ 319,702  8,078,870
   *Titan Machinery, Inc....................................  92,091  2,432,123
   *Track Data Corp.........................................     186     17,298
   *Trailer Bridge, Inc.....................................  45,313     63,438
   *Transcat, Inc...........................................  42,500    499,375
   *TRC Cos., Inc........................................... 198,230  1,106,123
    Tredegar Industries, Inc................................ 334,848  6,382,203
  #*Trex Co., Inc........................................... 135,673  2,859,987
   *TriMas Corp............................................. 285,793  6,850,458
   *TrueBlue, Inc........................................... 260,361  3,908,019
   *Tufco Technologies, Inc.................................   6,498     24,725
    Tutor Perini Corp.......................................  11,397    179,845
    Twin Disc, Inc..........................................  92,614  3,519,332
    U.S. Home Systems, Inc..................................  28,176    142,852
   *Ultralife Corp..........................................  83,995    394,776
    UniFirst Corp........................................... 129,919  7,126,057
  .*United Capital Corp.....................................  86,186  2,585,580
  #*United Rentals, Inc..................................... 255,404  5,876,846
    Universal Forest Products, Inc..........................  84,556  2,491,865
   *Universal Power Group, Inc..............................  29,335     88,298
   *Universal Security Instruments, Inc.....................   2,177     14,216
   *Universal Truckload Services, Inc.......................  55,559    883,388
   *UQM Technologies, Inc................................... 123,866    255,164
    US Ecology, Inc......................................... 174,893  2,953,943
   *USA Truck, Inc..........................................  66,021    747,358
  #*Valence Technology, Inc.................................  67,400     81,554
   *Valpey Fisher Corp......................................  36,360    107,626
   *Versar, Inc.............................................  37,056    111,539
    Viad Corp............................................... 194,462  4,031,197
   #Vicor Corp.............................................. 260,489  3,665,080

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
    Virco Manufacturing Corp.............................. 133,476 $    339,029
   *Volt Information Sciences, Inc........................ 192,487    1,751,632
    VSE Corp..............................................  33,572      706,691
  #*Wabash National Corp..................................  56,603      425,089
   *WCA Waste Corp........................................ 140,080      797,055
   *Willdan Group, Inc....................................   6,636       26,212
   *Willis Lease Finance Corp.............................  76,817    1,021,666
  #*YRC Worldwide, Inc....................................   4,106        3,778
                                                                   ------------
Total Industrials                                                   643,417,613
                                                                   ------------
Information Technology -- (18.0%)
  #*Accelrys, Inc......................................... 522,207    3,796,445
  #*ACI Worldwide, Inc.................................... 141,774    5,126,548
   *Acme Packet, Inc...................................... 116,170    6,844,736
   *Acorn Energy, Inc.....................................  35,895      173,732
   *Actuate Corp.......................................... 544,100    3,302,687
   *ADDvantage Technologies Group, Inc....................  84,703      221,922
   *Adept Technology, Inc.................................  25,697      103,816
   *ADPT Corp............................................. 736,555    2,187,568
   *Advanced Analogic Technologies, Inc................... 189,869    1,148,707
   *Advanced Energy Industries, Inc....................... 380,064    4,032,479
   *Advanced Photonix, Inc................................  65,272       73,105
   *Aehr Test Systems.....................................  42,505       60,782
   *Aetrium, Inc..........................................   2,617        4,292
   *Agilysys, Inc......................................... 170,787    1,634,432
   *Alpha & Omega Semiconductor, Ltd......................   2,619       29,438
    American Software, Inc. Class A....................... 237,310    2,031,374
  #*Amtech Systems, Inc...................................  74,328    1,334,188
  #*Anadigics, Inc........................................ 374,130    1,174,768
   *Analysts International Corp...........................  38,018      119,757
   *Anaren, Inc........................................... 130,470    2,610,705
   *Applied Micro Circuits Corp........................... 630,713    3,979,799
   *Astea International, Inc..............................  21,160      107,916
    Astro-Med, Inc........................................  58,216      459,906
   *ATMI, Inc............................................. 153,705    2,866,598
   *ATS Corp..............................................   7,361       33,493
   *AuthenTec, Inc........................................  91,332      237,463
  #*Authentidate Holding Corp.............................  14,259       14,402
   *Autobytel, Inc........................................ 390,292      394,195
   *Aviat Networks, Inc................................... 271,101    1,049,161
   *Avid Technology, Inc.................................. 174,300    2,281,587
   *Aware, Inc............................................  95,260      338,173
   *Axcelis Technologies, Inc............................. 927,266    1,539,262
  #*AXT, Inc.............................................. 289,963    2,531,377
    Bel Fuse, Inc. Class A................................  33,988      704,911
    Bel Fuse, Inc. Class B................................  92,806    1,765,170
   *BigBand Networks, Inc................................. 215,288      419,812
   *Bitstream, Inc........................................  81,600      446,352
    Black Box Corp........................................ 145,082    4,133,386
   *Blonder Tongue Laboratories, Inc......................  76,200      132,588
    Bogen Communications International, Inc...............  33,103      128,274
   *Bottomline Technologies, Inc.......................... 236,535    5,508,900
   *Brightpoint, Inc...................................... 488,045    4,436,329
   *BroadVision, Inc......................................   8,378      101,793
   *Brooks Automation, Inc................................ 432,285    4,111,030
   *BSQUARE Corp..........................................  89,864      560,751
   *BTU International, Inc................................  74,894      536,990
   *Cabot Microelectronics Corp........................... 230,045    8,900,441
   *CalAmp Corp........................................... 221,484      834,995
  #*Calix, Inc............................................  75,672    1,387,824
  #*Callidus Software, Inc................................ 235,187    1,208,861

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
   *Cardtronics, Inc........................................ 207,208 $4,761,640
   *Cascade Microtech, Inc..................................  84,769    454,362
    Cass Information Systems, Inc...........................  40,529  1,521,459
   *CEVA, Inc............................................... 185,763  5,613,758
   *Checkpoint Systems, Inc................................. 177,675  2,789,497
  #*China Information Technology, Inc.......................  60,839    129,587
   *Chyron International Corp...............................     315        750
   *Ciber, Inc.............................................. 331,137  1,662,308
   *Cinedigm Digital Cinema Corp............................   1,512      2,616
   *Clearfield, Inc.........................................  78,376    630,927
    Cognex Corp.............................................  62,952  2,137,220
   *Cogo Group, Inc.........................................  51,897    244,435
   *Coherent, Inc........................................... 120,032  5,765,137
    Cohu, Inc............................................... 156,975  1,965,327
 .#*Commerce One LLC........................................   4,800         --
    Communications Systems, Inc.............................  79,847  1,427,664
   *Computer Task Group, Inc................................ 178,083  2,295,490
   *comScore, Inc........................................... 125,914  2,746,184
    Comtech Telecommunications Corp.........................  29,605    797,855
  #*Comverge, Inc...........................................  64,334    204,582
   *Concurrent Computer Corp................................  19,659    126,604
  #*Constant Contact, Inc...................................  19,578    370,612
   *Convio, Inc.............................................   5,741     58,329
   *Cray, Inc............................................... 217,052  1,310,994
    Crexendo, Inc........................................... 104,426    368,624
   *CSG Systems International, Inc.......................... 167,254  2,970,431
   *CSP, Inc................................................  49,891    210,291
    CTS Corp................................................ 184,539  1,814,018
   *CVD Equipment Corp......................................  31,867    517,201
   *CyberOptics Corp........................................  56,931    536,859
    Daktronics, Inc......................................... 201,918  2,005,046
   *Data I/O Corp...........................................  77,000    461,230
   *Datalink Corp...........................................  79,622    823,291
   *Dataram Corp............................................  83,150    125,556
   *Datawatch Corp..........................................  18,488    104,457
    DDi Corp................................................ 149,478  1,230,204
   *DealerTrack Holdings, Inc............................... 186,682  4,329,156
   *Deltek, Inc.............................................  99,466    712,177
   *DemandTec, Inc..........................................  45,513    325,873
  #*DG FastChannel, Inc..................................... 129,911  3,671,285
   *Dice Holdings, Inc...................................... 277,374  3,824,987
   *Digi International, Inc................................. 238,516  3,408,394
   *Digimarc Corp...........................................  59,741  2,372,315
   *Digital Angel Corp......................................  39,154      9,397
   *Diodes, Inc.............................................  66,743  1,571,798
   *Ditech Networks, Inc.................................... 308,589    339,448
  #*Document Security Systems, Inc..........................  26,514     89,617
   *Dot Hill Systems Corp................................... 552,251  1,248,087
   *DSP Group, Inc.......................................... 238,823  1,812,667
   *DTS, Inc................................................ 171,283  5,946,946
   *Dynamics Research Corp..................................  82,749  1,000,435
    Earthlink, Inc.......................................... 131,713  1,058,973
   *Easylink Services International Corp....................  13,900     73,670
  #*Ebix, Inc............................................... 186,937  3,680,790
  #*Echelon Corp............................................ 223,419  1,852,144
  #*Echo Global Logistics, Inc..............................   5,927     88,668
  #*EDGAR Online, Inc.......................................  80,827     84,060
   *Edgewater Technology, Inc...............................  87,868    240,758
   *Elecsys Corp............................................  31,697    186,695
    Electro Rent Corp....................................... 237,805  3,842,929
   *Electro Scientific Industries, Inc......................  94,573  1,816,747

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
   *Electronics for Imaging, Inc............................ 218,339 $3,757,614
    Electro-Sensors, Inc....................................   3,450     15,214
   *eMagin Corp.............................................  46,992    209,114
  #*EMCORE Corp............................................. 529,270  1,386,687
   *EMS Technologies, Inc................................... 150,692  4,954,753
   *Entegris, Inc........................................... 930,913  7,977,924
   *Entorian Technologies, Inc..............................  37,101    133,564
  #*Entropic Communications, Inc............................ 186,610  1,246,555
    EPIQ Systems, Inc....................................... 281,567  3,637,846
   *ePlus, Inc..............................................  55,622  1,475,652
   *Euronet Worldwide, Inc..................................  74,402  1,276,738
   *Evans & Sutherland Computer Corp........................   5,439      1,088
  #*Evergreen Solar, Inc....................................   3,000        960
    Evolving Systems, Inc...................................  35,800    256,328
   *Exar Corp............................................... 394,225  2,605,827
   *ExlService Holdings, Inc................................ 142,858  3,334,306
   *Extreme Networks........................................ 454,881  1,542,047
   *FalconStor Software, Inc................................ 518,507  2,229,580
   *Faro Technologies, Inc.................................. 136,792  5,575,642
   *FormFactor, Inc.........................................  27,676    254,342
    Forrester Research, Inc................................. 256,389  8,101,892
   *Frequency Electronics, Inc..............................  74,860    783,784
   *FSI International, Inc.................................. 292,355    827,365
   *Gerber Scientific, Inc.................................. 214,642  2,365,355
   *Giga-Tronics, Inc.......................................  33,725     67,113
   *GigOptix, Inc...........................................  29,919     64,326
   *Global Cash Access, Inc................................. 441,604  1,240,907
   *Globalscape, Inc........................................   5,930     13,046
   *Globecomm Systems, Inc.................................. 104,859  1,463,832
  #*Glu Mobile, Inc.........................................     500      2,510
   *GSE Systems, Inc........................................ 117,306    260,419
   *GSI Group, Inc..........................................   9,029    101,396
   *GSI Technology, Inc..................................... 125,619    806,474
   *GTSI Corp...............................................  87,165    449,771
   *Guidance Software, Inc..................................  59,296    445,906
   *Hackett Group, Inc...................................... 399,420  1,745,465
   *Harmonic, Inc........................................... 799,403  4,340,758
   *Hauppauge Digital, Inc..................................  42,278     79,060
    Heartland Payment Systems, Inc.......................... 144,630  3,043,015
  .*Here Media, Inc.........................................   9,920         --
  .*Here Media, Inc. Special Shares.........................   9,920         --
   *HSW International, Inc..................................   1,102      5,896
  #*Hutchinson Technology, Inc.............................. 232,731    728,448
   *Hypercom Corp........................................... 539,100  4,372,101
   *I.D. Systems, Inc.......................................   8,486     41,921
  #*Identive Group, Inc..................................... 194,612    412,577
   *IEC Electronics Corp....................................  36,102    228,165
   #iGATE Corp.............................................. 521,424  7,816,146
  #*iGo, Inc................................................ 105,754    186,127
   *Ikanos Communications, Inc..............................  64,641     81,448
   *Imation Corp............................................ 163,428  1,359,721
   *Immersion Corp.......................................... 208,539  1,908,132
   *Infinera Corp........................................... 103,193    663,531
   *InfoSpace, Inc.......................................... 308,483  2,939,843
   *Innodata Isogen, Inc.................................... 221,003    682,899
   *Insight Enterprises, Inc................................ 398,956  6,714,429
   *InsWeb Corp.............................................  12,966     99,190
   *Integrated Silicon Solution, Inc........................ 209,476  1,862,242
  #*Intellicheck Mobilisa, Inc..............................  25,737     31,914
   *Interactive Intelligence Group.......................... 150,502  5,720,581
   *Intermec, Inc........................................... 190,805  2,056,878

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
   *Internap Network Services Corp.......................   253,118 $ 1,574,394
  #*Internet Media Services, Inc.........................    10,929       1,366
   *Interphase Corp......................................    28,834     134,078
   *Intest Corp..........................................    84,141     285,238
   *Intevac, Inc.........................................   169,204   1,539,756
   *IntriCon Corp........................................    53,872     212,794
   *Inuvo, Inc...........................................       507         847
   *INX, Inc.............................................    43,500     364,530
   *iPass, Inc...........................................   374,162     636,075
   *IPG Photonics Corp...................................   458,850  27,618,181
   *Iteris, Inc..........................................    52,380      67,570
   *Ixia.................................................   355,781   3,557,810
   *IXYS Corp............................................   313,471   4,275,744
   *Kemet Corp...........................................   222,300   2,712,060
   *Kenexa Corp..........................................   113,890   2,912,167
   *Key Tronic Corp......................................     3,880      17,266
    Keynote Systems, Inc.................................   113,450   2,717,128
  #*KIT Digital, Inc.....................................   113,347   1,320,493
  #*Kopin Corp...........................................   670,044   2,881,189
   *Kulicke & Soffa Industries, Inc......................   471,531   4,338,085
   *KVH Industries, Inc..................................    89,190     853,548
   *Lantronix, Inc.......................................        45         112
   *Lattice Semiconductor Corp........................... 1,025,162   6,356,004
   *LeCroy Corp..........................................   110,321   1,121,965
   *LGL Group, Inc.......................................    29,250     282,848
   *LightPath Technologies, Inc..........................     8,650      17,992
  #*Limelight Networks, Inc..............................   537,184   2,213,198
   *Lionbridge Technologies, Inc.........................   229,902     747,182
   *Liquidity Services, Inc..............................   131,148   3,171,159
    Littlefuse, Inc......................................   122,134   6,239,826
   *Logic Devices, Inc...................................    45,800      35,037
   *LogMeIn, Inc.........................................   107,829   3,833,321
   *LoJack Corp..........................................   182,226     730,726
   *LookSmart, Ltd.......................................     2,693       3,932
   *LoopNet, Inc.........................................   321,495   5,889,788
   *Loral Space & Communications, Inc....................   154,252  10,069,571
   *LTX-Credence Corp....................................   405,955   2,918,816
   *Magma Design Automation, Inc.........................   152,525   1,134,786
   *Management Network Group, Inc........................    22,112      53,511
   *Manhattan Associates, Inc............................   238,948   8,912,760
    Marchex, Inc.........................................   127,435   1,104,861
   *Market Leader, Inc...................................    21,601      48,386
   *Mastech Holdings, Inc................................     1,301       5,789
   *Mattersight Corp.....................................   104,108     763,112
  #*Mattson Technology, Inc..............................   189,115     329,060
  #*Maxwell Technologies, Inc............................    47,313     798,170
   *Measurement Specialties, Inc.........................    70,265   2,294,855
   *MEMSIC, Inc..........................................    13,904      41,712
   *Mercury Computer Systems, Inc........................   201,093   3,376,351
    Mesa Laboratories, Inc...............................    31,800   1,072,932
    Methode Electronics, Inc.............................   219,736   2,324,807
   #Micrel, Inc..........................................   523,771   5,316,276
  #*Mindspeed Technologies, Inc..........................   183,269   1,248,062
   *MIPS Technologies, Inc...............................   435,974   3,130,293
    Mocon, Inc...........................................    63,175   1,067,026
    ModusLink Global Solutions, Inc......................   188,040     787,888
   *MoneyGram International, Inc.........................   332,493   1,117,176
   *Monolithic Power Systems, Inc........................   283,490   3,824,280
   *Monotype Imaging Holdings, Inc.......................   168,085   2,302,764
   *MoSys, Inc...........................................   146,827     782,588
   *Move, Inc............................................ 1,380,603   2,830,236

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            SHARES     VALUE+
                                                           --------- ----------
Information Technology -- (Continued)
   *MRV Communications, Inc............................... 1,232,392 $1,737,673
    MTS Systems Corp......................................   170,976  6,738,164
   *Multi-Fineline Electronix, Inc........................   170,447  3,461,779
   *Nanometrics, Inc......................................   138,605  2,341,038
   *NAPCO Security Technologies, Inc......................   307,597    805,904
   *NCI, Inc. Class A.....................................    49,905  1,071,959
  #*NetList, Inc..........................................   105,195    180,935
   *NetScout Systems, Inc.................................   317,575  4,843,019
   *Network Engines, Inc..................................   348,071    466,415
  #*Network Equipment Technologies, Inc...................   163,037    422,266
   *Newport Corp..........................................   189,241  2,940,805
   *Newtek Business Services, Inc.........................   243,027    349,959
    NIC, Inc..............................................   605,136  7,727,587
   *Novatel Wireless, Inc.................................   174,669    896,052
   *NumereX Corp. Class A.................................    74,379    539,992
  #*Oclaro, Inc...........................................   237,093  1,114,337
   *Omtool, Ltd...........................................    30,770     90,772
   *Online Resources Corp.................................   247,388    880,701
  #*Onvia, Inc............................................     6,308     25,421
   *Openwave Systems, Inc.................................   338,417    761,438
   *Oplink Communications, Inc............................   101,787  1,718,165
    OPNET Technologies, Inc...............................   203,834  6,993,545
   *Opnext, Inc...........................................   217,729    411,508
    OPTi, Inc.............................................   118,200    205,668
    Optical Cable Corp....................................    55,836    219,994
   *Orbcomm, Inc..........................................   139,365    413,914
   *OSI Systems, Inc......................................   149,402  6,168,809
   *Overland Storage, Inc.................................    40,733    121,792
   *PAR Technology Corp...................................   132,150    510,099
    Park Electrochemical Corp.............................   186,835  4,887,604
  #*ParkerVision, Inc.....................................   171,061    205,273
   *PC Connection, Inc....................................   108,781    850,667
   *PC Mall, Inc..........................................   117,011    924,387
   *PC-Tel, Inc...........................................   184,240  1,197,560
   *PDF Solutions, Inc....................................    90,282    541,692
   *Perceptron, Inc.......................................    38,679    250,253
   *Perficient, Inc.......................................   176,256  1,764,323
   *Performance Technologies, Inc.........................   102,658    219,688
   *Pericom Semiconductor Corp............................   223,814  1,830,799
   *Pervasive Software, Inc...............................   187,100  1,373,314
  #*PFSweb, Inc...........................................    24,219    116,009
   *Photronics, Inc.......................................   419,226  3,135,810
   *Pixelworks, Inc.......................................    58,234    142,091
   *Planar Systems, Inc...................................   162,480    515,062
   *PLX Technology, Inc...................................   123,909    422,530
  #*Powerwave Technologies, Inc...........................   858,986  1,864,000
  #*Presstek, Inc.........................................   128,117    233,173
   *PRGX Global, Inc......................................   105,829    690,005
   *PROS Holdings, Inc....................................    74,857  1,221,666
   #Pulse Electronics Corp................................   100,037    418,155
    QAD, Inc. Class A.....................................   124,823  1,348,088
    QAD, Inc. Class B.....................................    31,205    300,504
   *Qualstar Corp.........................................    90,434    163,686
   *Quantum Corp.......................................... 1,914,756  5,035,808
  #*QuickLogic Corp.......................................   255,504  1,068,007
   *QuinStreet, Inc.......................................    33,130    413,794
   *Radiant Systems, Inc..................................   234,269  6,604,043
   *RadiSys Corp..........................................   210,284  1,669,655
   *Rainmaker Systems, Inc................................     1,126      1,216
   *Ramtron International Corp............................   232,136    510,699
   *RealNetworks, Inc..................................... 1,221,044  4,127,129

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            SHARES     VALUE+
                                                           --------- ----------
Information Technology -- (Continued)
   *Reis, Inc.............................................    85,111 $  902,177
   *Relm Wireless Corp....................................    37,546     39,799
    Renaissance Learning, Inc.............................   291,558  3,746,520
  #*Research Frontiers, Inc...............................     6,000     26,160
    RF Industries, Ltd....................................    43,534    191,550
   *RF Monolithics, Inc...................................    83,600     90,288
    Richardson Electronics, Ltd...........................   131,104  1,944,272
  #*RightNow Technologies, Inc............................   208,996  7,093,324
    Rimage Corp...........................................    86,339  1,279,544
   *Rofin-Sinar Technologies, Inc.........................   133,726  4,196,322
   *Rogers Corp...........................................   105,946  5,136,262
  #*Rosetta Stone, Inc....................................    66,853    922,571
  #*Rubicon Technology, Inc...............................   109,174  1,607,041
   *Rudolph Technologies, Inc.............................   267,647  2,299,088
   *S1 Corp...............................................   564,366  5,305,040
   *Saba Software, Inc....................................   116,171    901,487
   *Sanmina-SCI Corp......................................     4,867     55,484
   *ScanSource, Inc.......................................   236,107  8,724,154
   *Schmitt Industries, Inc...............................    17,800     63,012
   *Scientific Learning Corp..............................   104,088    311,223
   *SeaChange International, Inc..........................   265,323  2,536,488
   *Selectica, Inc........................................    26,569    140,019
   *Sevcon, Inc...........................................    56,400    410,028
   *ShoreTel, Inc.........................................   203,084  1,730,276
   *Sigma Designs, Inc....................................   144,137  1,232,371
   *Sigmatron International, Inc..........................    18,200     87,360
   *Silicon Graphics International Corp...................   117,858  1,681,834
   *Silicon Image, Inc....................................   349,398  2,002,051
   *Simulations Plus, Inc.................................   123,672    410,591
   *Smart Modular Technologies (WWH), Inc.................   277,634  2,498,706
   *Smith Micro Software, Inc.............................   157,813    561,814
   *Soapstone Networks, Inc...............................   134,773        876
  #*Sonic Foundry, Inc....................................    24,133    313,246
   *Sonus Networks, Inc................................... 1,060,632  3,139,471
   *Soundbite Communications, Inc.........................     1,608      3,891
  #*Sourcefire, Inc.......................................   141,131  3,469,000
  #*Spark Networks, Inc...................................    37,163    138,618
   *Spire Corp............................................    86,511    173,022
   *SRS Labs, Inc.........................................    95,787    847,715
   #Stamps.com, Inc.......................................   153,441  2,570,137
   *Standard Microsystems Corp............................   211,838  5,012,087
   *StarTek, Inc..........................................   131,000    471,600
  #*STEC, Inc.............................................   446,325  4,539,125
  #*Stratasys, Inc........................................   182,577  4,655,714
   *Stream Global Services, Inc...........................     5,531     18,031
   *Sunshine PCS Corp. Class A............................         8        275
   *Super Micro Computer, Inc.............................   164,740  2,321,187
   *Supertex, Inc.........................................   127,305  2,467,171
   *Support.com, Inc......................................   235,849    759,434
   *Sycamore Networks, Inc................................   124,597  2,454,561
   *Symmetricom, Inc......................................   449,992  2,551,455
   *Synaptics, Inc........................................    24,103    592,211
   *Synchronoss Technologies, Inc.........................    87,040  2,545,920
   *Taitron Components, Inc...............................     9,373     10,263
   *Take-Two Interactive Software, Inc....................     6,765     91,260
    Technical Communications Corp.........................     7,300     58,327
   *TechTarget, Inc.......................................    76,081    504,417
   *TeleCommunication Systems, Inc........................   336,852  1,711,208
  #*TeleNav, Inc..........................................     3,973     39,849
    Telular Corp..........................................   110,589    705,558
    Tessco Technologies, Inc..............................    64,956    964,597

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Information Technology -- (Continued)
   *Tessera Technologies, Inc.............................  62,598 $    983,415
    TheStreet, Inc........................................ 239,307      679,632
  #*THQ, Inc.............................................. 299,346      797,757
   *Tier Technologies, Inc................................ 169,900      849,500
   *TII Network Technologies, Inc.........................  57,160      126,324
   *TNS, Inc.............................................. 209,978    3,548,628
   *Transact Technologies, Inc............................  90,009    1,045,004
  #*TranSwitch Corp.......................................  39,152      117,848
  #*Travelzoo, Inc........................................ 131,842    6,961,258
   *Trident Microsystems, Inc.............................  79,221       51,494
   *Trio-Tech International...............................   3,392       12,042
   *Triquint Semiconductor, Inc........................... 201,185    1,512,911
   *TSR, Inc..............................................  60,552      293,072
   *TTM Technologies, Inc................................. 205,356    2,844,181
  #*Tyler Technologies, Inc............................... 364,519    9,291,589
  #*Ultimate Software Group, Inc.......................... 142,659    7,757,796
   *Ultra Clean Holdings, Inc............................. 106,967      742,351
   *Ultratech, Inc........................................ 176,036    4,638,549
    United Online, Inc.................................... 721,582    4,307,845
  #*Universal Display Corp................................ 199,126    5,955,859
   *USA Technologies, Inc.................................   7,207       14,558
   *UTStarcom Holdings Corp............................... 323,180      442,757
   *Vertro, Inc...........................................     519        1,054
   *Viasystems Group, Inc.................................  34,340      770,590
   *Vicon Industries, Inc.................................  45,650      199,719
   *Video Display Corp....................................  85,637      351,112
  #*Virnetx Holding Corp.................................. 245,973    7,480,039
   *Virtusa Corp.......................................... 209,087    4,110,650
   *Vocus, Inc............................................  77,057    2,201,518
   *Volterra Semiconductor Corp........................... 141,652    3,650,372
    Wayside Technology Group, Inc.........................  30,941      350,252
   *Web.com Group, Inc.................................... 170,509    1,481,723
   *WebMediaBrands, Inc................................... 267,844      310,699
   *Websense, Inc.........................................  55,928    1,268,447
   *Westell Technologies, Inc............................. 435,126    1,240,109
   *Winland Electronics, Inc..............................  20,500       13,325
   *Wireless Ronin Technologies, Inc......................  25,855       38,007
   *Wireless Telecom Group, Inc........................... 225,386      180,309
   *WPCS International, Inc...............................  14,426       43,134
   *XO Group, Inc......................................... 182,522    1,706,581
   *X-Rite, Inc...........................................  29,308      142,437
   *Zhone Technologies, Inc...............................  74,478      151,935
  #*Zix Corp.............................................. 165,802      636,680
   *Zoran Corp............................................ 406,292    3,372,224
   *Zygo Corp.............................................  74,735      896,820
                                                                   ------------
Total Information Technology..............................          714,277,210
                                                                   ------------
Materials -- (4.6%)
    A. Schulman, Inc...................................... 271,343    6,010,247
   *A.M. Castle & Co...................................... 106,446    1,847,903
   *AEP Industries, Inc...................................  66,061    1,788,932
   #AMCOL International Corp.............................. 263,102    8,066,707
   *American Pacific Corp.................................  69,310      557,252
    American Vanguard Corp................................ 132,155    1,805,237
   *Arabian American Development Co.......................  11,163       49,675
    Arch Chemicals, Inc................................... 218,955   10,317,160
    Balchem Corp.......................................... 233,875   10,236,709
    Boise, Inc............................................ 563,622    3,905,900
    Buckeye Technologies, Inc............................. 269,390    7,243,897
   *Calgon Carbon Corp.................................... 259,344    3,861,632
   *Clearwater Paper Corp.................................  51,165    3,870,121

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Materials -- (Continued)
   *Contango ORE, Inc.......................................   1,592 $   23,880
   *Continental Materials Corp..............................  14,518    227,352
   *Core Molding Technologies, Inc..........................  50,156    455,918
    Deltic Timber Corp...................................... 123,009  6,378,017
   *Detrex Corp.............................................  10,200    108,630
   *Ferro Corp.............................................. 138,050  1,797,411
    Flamemaster Corp........................................     189        765
   *Flotek Industries, Inc..................................  32,845    309,728
    Friedman Industries, Inc................................  61,530    729,130
  #*General Moly, Inc....................................... 244,236  1,116,159
  #*General Steel Holdings, Inc.............................   5,288      7,773
   *Georgia Gulf Corp....................................... 152,618  3,058,465
  #*Golden Minerals, Co.....................................  64,871    943,224
   #Hawkins, Inc............................................ 102,006  3,511,047
    Haynes International, Inc...............................  57,315  3,590,212
   *Headwaters, Inc......................................... 282,540    647,017
   *Horsehead Holding Corp.................................. 197,015  2,200,658
    Innophos Holdings, Inc.................................. 121,521  5,857,312
   *Innospec, Inc........................................... 135,120  4,340,054
    Kaiser Aluminum Corp.................................... 122,311  6,827,400
   *KapStone Paper & Packaging Corp......................... 217,001  3,383,046
    KMG Chemicals, Inc......................................  50,586    847,821
    Koppers Holdings, Inc...................................  96,791  3,583,203
   *Landec Corp............................................. 255,738  1,580,461
    Limoneira Co............................................     376      7,794
   *LSB Industries, Inc..................................... 110,348  4,385,230
   *Material Sciences Corp.................................. 138,299  1,178,307
   *Materion Corp...........................................  96,446  3,676,522
   *Mercer International, Inc............................... 212,843  1,966,669
   *Metals USA Holdings Corp................................  19,536    300,464
  #*Mines Management, Inc...................................  33,421     63,500
   *Mod-Pac Corp............................................  26,617    159,170
    Myers Industries, Inc................................... 293,835  3,496,636
   *Nanophase Technologies Corp.............................   1,441      1,686
    Neenah Paper, Inc.......................................  69,795  1,409,161
    NL Industries, Inc...................................... 235,086  4,231,548
   *Noranda Aluminum Holding Corp...........................     706      9,799
   *Northern Technologies International Corp................  38,414    674,550
    Olympic Steel, Inc......................................  78,720  2,058,528
   *Omnova Solutions, Inc................................... 212,601  1,437,183
    P.H. Glatfelter Co...................................... 406,348  6,131,791
   *Penford Corp............................................ 111,920    650,255
    PolyOne Corp............................................ 298,337  4,624,224
    Quaker Chemical Corp....................................  91,576  3,712,491
   *RTI International Metals, Inc........................... 113,059  3,625,802
  #*Senomyx, Inc............................................ 273,868  1,429,591
   *Solitario Exploration & Royalty Corp....................   2,939      8,259
   *Spartech Corp........................................... 278,743  1,602,772
    Stepan Co...............................................  85,522  6,781,895
  #*STR Holdings, Inc.......................................  69,387    954,765
    Synalloy Corp...........................................  57,753    666,470
  #*U.S. Energy Corp........................................  71,870    304,010
  #*U.S. Gold Corp.......................................... 338,396  2,148,815
   *UFP Technologies, Inc...................................  11,800    222,430
   *United States Lime & Minerals, Inc......................  61,645  2,542,240
   *Universal Stainless & Alloy Products, Inc...............  55,174  2,465,726
   *Verso Paper Corp........................................   6,475     16,252
    Vulcan International Corp...............................   8,251    313,538
    Wausau Paper Corp....................................... 481,848  3,556,038
   *Webco Industries, Inc...................................   3,750    480,000
   *Williams Industries, Inc................................   5,800      8,613

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Materials -- (Continued)
   *Xerium Technologies, Inc..............................      94 $      1,536
    Zep, Inc..............................................  95,245    1,785,844
  #*Zoltek Cos., Inc...................................... 270,879    2,738,587
                                                                   ------------
Total Materials...........................................          182,914,746
                                                                   ------------
Other -- (0.0%)
   *All American Group, Inc. Escrow Shares................ 117,100           --
   .Avigen, Inc. Escrow Shares............................ 234,123           --
  .*Big 4 Ranch, Inc......................................  35,000           --
  .*Concord Camera Corp. Escrow Shares....................  49,560           --
  .*DLB Oil & Gas, Inc. Escrow Shares.....................   7,600           --
  .*EquiMed, Inc..........................................     132           --
  .*iGo, Inc. Escrow Shares...............................  11,200           --
  .*MAIR Holdings, Inc. Escrow Shares..................... 151,940           --
  .*Noel Group, Inc.......................................  43,600           --
  .*Petrocorp, Inc. Escrow Shares.........................  37,100        2,226
   *Tesco Corp. ADR.......................................   6,743      143,356
  .*Voyager Learning Co. Escrow Shares....................  27,100           --
                                                                   ------------
Total Other...............................................              145,582
                                                                   ------------
Telecommunication Services -- (1.2%)
   #Alaska Communications Systems Group, Inc.............. 153,074    1,106,725
    Atlantic Tele-Network, Inc............................  66,568    2,514,273
  #*Cbeyond, Inc.......................................... 142,987    1,605,744
   *CenturyLink, Inc......................................  28,882    1,071,811
   *Cincinnati Bell, Inc.................................. 806,388    2,790,102
   *Cogent Communications Group, Inc...................... 120,252    1,812,198
   #Consolidated Communications Holdings, Inc............. 166,238    2,995,609
  #*FiberTower Corp.......................................  52,936       59,288
   *General Communications, Inc. Class A.................. 401,535    4,557,422
   *Global Crossing, Ltd..................................  55,526    1,911,760
    HickoryTech Corp...................................... 136,674    1,459,678
    IDT Corp. Class B..................................... 201,788    4,869,144
  #*Iridium Communications, Inc........................... 128,356    1,094,877
   *Lynch Interactive Corp................................       1        1,414
   *Neutral Tandem, Inc................................... 136,881    2,098,386
    NTELOS Holdings Corp.................................. 188,088    3,652,669
   *PAETEC Holding Corp................................... 485,592    2,146,317
   *Pendrell Corp.........................................   5,710       15,988
   *Premiere Global Services, Inc......................... 621,726    5,259,802
   *Primus Telecommunications Group, Inc..................   1,027       13,977
    Shenandoah Telecommunications Co......................  78,792    1,249,641
    SureWest Communications............................... 127,967    1,678,927
    USA Mobility, Inc..................................... 108,911    1,798,121
   *Vonage Holdings Corp.................................. 592,388    2,375,476
    Warwick Valley Telephone Co...........................  54,283      761,590
                                                                   ------------
Total Telecommunication Services..........................           48,900,939
                                                                   ------------
Utilities -- (1.5%)
   *AMEN Properties, Inc..................................     123       59,101
   #American States Water Co.............................. 161,723    5,529,309
   #Artesian Resources Corp...............................  10,727      195,231
  #*Cadiz, Inc............................................  20,166      217,389
    California Water Service Group........................ 181,810    3,328,941
    Central Vermont Public Service Corp................... 123,900    4,347,651
    CH Energy Group, Inc.................................. 129,612    6,619,285
    Chesapeake Utilities Corp.............................  81,342    3,140,615
    Connecticut Water Services, Inc.......................  85,434    2,164,043
    Consolidated Water Co., Ltd...........................   6,793       61,273
    Delta Natural Gas Co., Inc............................  20,000      647,600

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                      SHARES         VALUE+
                                                    ------------ --------------
Utilities -- (Continued)
   *Dynegy, Inc....................................      293,741 $    1,680,199
   #Empire District Electric Co....................      293,532      5,990,988
   *Environmental Power Corp.......................       94,893          1,708
    Gas Natural, Inc...............................       17,862        200,054
   #Laclede Group, Inc.............................      101,073      3,764,969
    MGE Energy, Inc................................      196,967      8,091,404
   #Middlesex Water Co.............................      113,588      2,077,525
    Otter Tail Corp................................      159,421      3,312,768
    Pennichuck Corp................................        3,778        107,862
    RGC Resources, Inc.............................        4,698        149,772
    SJW Corp.......................................      176,422      4,149,445
  #*Synthesis Energy Systems, Inc..................       17,851         36,952
   #Unitil Corp....................................       89,280      2,281,104
    York Water Co..................................       47,730        813,319
                                                                 --------------
Total Utilities....................................                  58,968,507
                                                                 --------------
TOTAL COMMON STOCKS................................               3,449,541,783
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
   *Accuride Corp. Warrants 02/26/12...............       25,533          1,787
  .*Capital Bank Corp. Rights 03/04/11.............       12,543             --
  .*Contra Pharmacopeia Contingent Value Rights....       90,551             --
  .*Emergent Biosolutions, Inc. Contingent Value...
     Rights........................................       10,785             --
  .Ligand Pharmaceuticals, Inc. Class B............
     Contingent Value Rights.......................      486,968             --
  .*Mace Security International, Inc. Rights.......
     08/01/11......................................       90,432             --
  .*U.S. Concrete, Inc. Warrants A 08/31/17........       15,030             --
  .*U.S. Concrete, Inc. Warrants B 08/31/17........       15,030             --
   *Valley National Bancorp Warrants 06/30/15......          974          2,640
                                                                 --------------
TOTAL RIGHTS/WARRANTS..............................                       4,427
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
    BlackRock Liquidity Funds Tempcash
      Portfolio - Institutional Shares.............    5,172,623      5,172,623
                                                                 --------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                    ------------
                                                       (000)
SECURITIES LENDING COLLATERAL -- (13.0%)
(S)@DFA Short Term Investment Fund.................  513,057,346    513,057,346
   @Repurchase Agreement, JPMorgan Securities LLC
     0.20%, 08/01/11 (Collateralized by $495,236
     FNMA, rates ranging from 4.500% to 6.500%,
     maturities ranging from 05/01/36 to
     07/01/41, valued at $496,794) to be
     repurchased at $480,813....................... $        481        480,805
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL................                 513,538,151
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,354,356,039)^^..........................              $3,968,256,984
                                                                 ==============

U.S. MICRO CAP PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  544,424,521           --   --    $  544,424,521
   Consumer Staples.........    170,558,592           --   --       170,558,592
   Energy...................    179,584,068 $      3,870   --       179,587,938
   Financials...............    479,138,451           --   --       479,138,451
   Health Care..............    426,984,050      223,634   --       427,207,684
   Industrials..............    640,832,033    2,585,580   --       643,417,613
   Information Technology...    714,277,210           --   --       714,277,210
   Materials................    182,914,746           --   --       182,914,746
   Other....................        143,356        2,226   --           145,582
   Telecommunication
     Services...............     48,900,939           --   --        48,900,939
   Utilities................     58,968,507           --   --        58,968,507
Rights/Warrants.............          4,427           --   --             4,427
Temporary Cash Investments..      5,172,623           --   --         5,172,623
Securities Lending
  Collateral................             --  513,538,151   --       513,538,151
                             -------------- ------------   --    --------------
TOTAL....................... $3,451,903,523 $516,353,461   --    $3,968,256,984
                             ============== ============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
COMMON STOCKS -- (82.0%)
Real Estate Investment Trusts -- (82.0%)
    Acadia Realty Trust.................................   368,346 $  7,731,583
   #Agree Realty Corp...................................    83,014    1,885,248
   #Alexander's, Inc....................................    48,481   19,440,881
   #Alexandria Real Estate Equities, Inc................   470,805   38,606,010
    American Campus Communities, Inc....................   561,680   20,905,730
   #Apartment Investment & Management Co. Class A....... 1,070,880   29,235,024
    Ashford Hospitality Trust...........................   494,598    5,391,118
    Associated Estates Realty Corp......................   332,875    6,041,681
   #AvalonBay Communities, Inc..........................   778,009  104,401,028
   #BioMed Realty Trust, Inc............................ 1,091,810   21,421,312
   #Boston Properties, Inc.............................. 1,282,000  137,635,520
   #Brandywine Realty Trust............................. 1,222,374   14,656,264
   #BRE Properties, Inc. Class A........................   562,533   29,521,732
    Camden Property Trust...............................   616,784   41,367,703
   *CapLease, Inc.......................................    24,995      111,228
   #CBL & Associates Properties, Inc.................... 1,200,256   21,316,547
    Cedar Shopping Centers, Inc.........................   507,060    2,515,018
    Cogdell Spencer, Inc................................   409,816    2,442,503
    Colonial Properties Trust...........................   638,781   13,765,731
   #CommonWealth REIT...................................   612,686   14,471,643
   #Corporate Office Properties Trust...................   547,500   17,010,825
    Cousins Properties, Inc.............................   793,928    6,756,327
   #DCT Industrial Trust, Inc........................... 1,993,948   10,807,198
   #Developers Diversified Realty Corp.................. 2,092,419   30,570,242
   #DiamondRock Hospitality Co.......................... 1,347,120   13,767,566
   #Digital Realty Trust, Inc...........................   773,347   47,336,570
   #Douglas Emmett, Inc................................. 1,017,007   20,340,140
    Duke Realty Corp.................................... 2,155,660   30,265,466
   #DuPont Fabros Technology, Inc.......................   509,489   12,986,875
   #EastGroup Properties, Inc...........................   247,004   10,996,618
    Education Realty Trust, Inc.........................   581,020    5,101,356
   #Entertainment Properties Trust......................   398,314   18,517,618
    Equity Lifestyle Properties, Inc....................   295,899   19,280,779
   #Equity One, Inc.....................................   487,275    9,453,135
   #Equity Residential.................................. 2,602,656  160,896,194
   #Essex Property Trust, Inc...........................   276,971   38,875,650
   *Excel Trust, Inc....................................    16,258      186,479
    Extra Space Storage, Inc............................   761,021   16,179,306
    Federal Realty Investment Trust.....................   562,878   49,161,764
   *FelCor Lodging Trust, Inc...........................   953,229    4,899,597
   *First Industrial Realty Trust, Inc..................   660,909    7,831,772
   #First Potomac Realty Trust..........................   403,788    6,307,169
   #Franklin Street Properties Corp.....................   304,163    3,835,495
    General Growth Properties, Inc...................... 3,503,163   58,888,170
   #Getty Realty Corp...................................    60,952    1,414,086
   *Gladstone Commercial Corp...........................     5,341       92,827
    Glimcher Realty Trust...............................   801,523    7,895,002
   *Government Properties Income Trust..................     6,718      166,136
   #HCP, Inc............................................ 3,295,100  121,029,023
   #Health Care REIT, Inc............................... 1,440,311   76,019,615
   #Healthcare Realty Trust, Inc........................   583,814   11,442,754
    Hersha Hospitality Trust............................ 1,271,325    6,661,743
   #Highwood Properties, Inc............................   655,670   22,574,718
   *HMG Courtland Properties, Inc.......................     2,600       10,946
   #Home Properties, Inc................................   335,680   21,993,754
   #Hospitality Properties Trust........................ 1,129,465   28,518,991
   #Host Marriott Corp.................................. 6,093,286   96,578,583
   #Inland Real Estate Corp.............................   717,146    6,325,228

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Real Estate Investment Trusts -- (Continued)
  #*Investors Real Estate Trust.......................    21,251 $      172,771
   #Kilroy Realty Corp................................   447,802     17,276,201
   #Kimco Realty Corp................................. 3,688,342     70,189,148
   #Kite Realty Group Trust...........................   556,940      2,528,508
   #Lasalle Hotel Properties..........................   651,306     16,289,163
   #Lexington Realty Trust............................ 1,128,148      9,476,443
   #Liberty Property Trust............................ 1,044,979     35,487,487
   *LTC Properties, Inc...............................    28,940        785,721
   #Macerich Co. (The)................................ 1,112,431     59,103,459
   #Mack-Cali Realty Corp.............................   727,684     24,210,047
    Medical Properties Trust, Inc.....................   947,561     11,143,317
   *MHI Hospitality Corp..............................    78,466        214,212
   #Mid-America Apartment Communities, Inc............   289,230     20,474,592
    Mission West Properties, Inc......................   183,606      1,487,209
    Monmouth Real Estate Investment Corp. Class A.....   267,593      2,204,966
  #*MPG Office Trust, Inc.............................   374,308      1,238,959
   *National Health Investors, Inc....................    13,742        625,124
   #National Retail Properties, Inc...................   763,832     19,164,545
   #Omega Healthcare Investors, Inc...................   839,612     16,489,980
    One Liberty Properties, Inc.......................   102,151      1,579,254
    Parkway Properties, Inc...........................   201,129      3,545,904
   #Pennsylvania REIT.................................   448,526      6,548,480
   #Piedmont Office Realty Trust, Inc................. 1,322,502     27,177,416
   #Post Properties, Inc..............................   446,316     18,923,798
   *Prologis, Inc..................................... 3,682,323    131,201,168
   #PS Business Parks, Inc............................   185,342     10,529,279
   #Public Storage.................................... 1,324,670    158,470,272
   #Ramco-Gershenson Properties Trust.................   294,197      3,609,797
   #Realty Income Corp................................ 1,005,558     32,640,413
    Regency Centers Corp..............................   749,077     33,648,539
   *Retail Opportunity Investments Corp...............    21,766        242,038
   *Roberts Realty Investors, Inc.....................    47,739        100,252
    Sabra Health Care REIT, Inc.......................   189,408      2,729,369
    Saul Centers, Inc.................................   140,528      5,543,830
    Senior Housing Properties Trust................... 1,166,432     27,924,382
   #Simon Property Group, Inc......................... 2,680,150    322,984,876
   #SL Green Realty Corp..............................   716,070     58,732,061
   #Sovran Self Storage, Inc..........................   247,528     10,037,260
   *Strategic Hotel Capital, Inc...................... 1,360,390      9,250,652
   #Sun Communities, Inc..............................   161,802      6,192,163
   *Sunstone Hotel Investors, Inc.....................   952,225      8,484,325
   *Supertel Hospitality, Inc.........................   175,177        206,709
   #Tanger Factory Outlet Centers, Inc................   740,796     20,334,850
    Taubman Centers, Inc..............................   501,718     30,052,908
    UDR, Inc.......................................... 1,552,746     40,852,747
    UMH Properties, Inc...............................   102,697      1,096,804
    Universal Health Realty Income Trust..............   107,170      4,416,476
    Urstadt Biddle Properties, Inc....................    76,760      1,287,265
    Urstadt Biddle Properties, Inc. Class A...........   174,151      3,089,439
    U-Store-It Trust..................................   759,476      8,088,419
   #Ventas, Inc....................................... 2,279,264    123,376,560
   #Vornado Realty Trust.............................. 1,508,390    141,109,884
   #Washington REIT...................................   570,992     18,283,164
   #Weingarten Realty Investors....................... 1,049,531     26,993,937
    Winthrop Realty Trust.............................   219,551      2,428,234
                                                                 --------------
TOTAL COMMON STOCKS...................................            3,144,113,997
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
    BlackRock Liquidity Funds Tempcash Portfolio -
      Institutional Shares............................ 9,725,066      9,725,066

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                      SHARES/
                                                       FACE
                                                      AMOUNT         VALUE+
                                                    ------------ --------------
                                                       (000)
SECURITIES LENDING COLLATERAL -- (17.8%)
(S)@DFA Short Term Investment Fund.................  674,431,389 $  674,431,389
   @Repurchase Agreement, JPMorgan Securities LLC
     0.20%, 08/01/11 (Collateralized by $8,045,680
     FNMA, rates ranging from 4.500% to 6.500%,
     maturities ranging from 05/01/36 to 07/01/41,
     valued at $8,070,986) to be repurchased at
     $7,811,368.................................... $      7,811      7,811,238
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL................                 682,242,627
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,000,806,931)^^.........................              $3,836,081,690
                                                                 ==============

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Real Estate Investment
     Trusts................. $3,144,113,997           --   --    $3,144,113,997
Temporary Cash Investments..      9,725,066           --   --         9,725,066
Securities Lending
  Collateral................             -- $682,242,627   --       682,242,627
                             -------------- ------------   --    --------------
TOTAL....................... $3,153,839,063 $682,242,627   --    $3,836,081,690
                             ============== ============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 July 31, 2011
                                  (Unaudited)

                                                            SHARES    VALUE++
                                                            ------- -----------
 COMMON STOCKS -- (86.8%)
 AUSTRALIA -- (6.6%)
     AGL Energy, Ltd.......................................  60,271 $   938,793
     Alumina, Ltd.......................................... 400,193     952,646
     Amcor, Ltd............................................ 157,206   1,213,424
     Amcor, Ltd. Sponsored ADR.............................   1,068      32,873
    #AMP, Ltd.............................................. 369,641   1,848,744
     APA Group, Ltd........................................  56,740     250,422
     Aquarius Platinum, Ltd................................  71,827     333,035
   #*Aquila Resources, Ltd.................................  14,377     105,730
    #Aristocrat Leisure, Ltd...............................  37,760     101,112
     Asciano Group, Ltd.................................... 464,560     849,663
     ASX, Ltd..............................................  29,119     955,094
   #*Atlas Iron, Ltd.......................................  68,243     303,164
    #Australia & New Zealand Banking Group, Ltd............ 394,454   9,016,117
     Bank of Queensland, Ltd...............................  27,551     243,680
     Bendigo Bank, Ltd.....................................  69,345     672,854
     BHP Billiton, Ltd..................................... 294,474  13,464,976
     BHP Billiton, Ltd. Sponsored ADR......................  94,000   8,605,700
   #*Billabong International, Ltd..........................  22,581     145,889
    #BlueScope Steel, Ltd.................................. 318,561     397,584
    #Boral, Ltd............................................ 137,148     627,886
     Brambles, Ltd......................................... 207,302   1,573,909
     Caltex Australia, Ltd.................................  21,604     252,656
     Campbell Brothers, Ltd................................   9,873     498,989
     Challenger Financial Services Group, Ltd..............  79,173     425,051
     Coca-Cola Amatil, Ltd.................................  77,202     958,935
     Cochlear, Ltd.........................................   8,260     642,731
    #Commonwealth Bank of Australia NL..................... 213,538  11,547,101
     Computershare, Ltd....................................  65,050     585,162
    #Consolidated Media Holdings, Ltd......................  28,238      75,040
     Crown, Ltd............................................  72,744     711,787
    #CSL, Ltd..............................................  81,886   2,760,503
    #David Jones, Ltd......................................  65,645     215,971
     Downer EDI, Ltd.......................................  10,530      44,234
    *Echo Entertainment Group, Ltd......................... 117,990     519,791
    #Fairfax Media, Ltd.................................... 401,382     387,697
    #Flight Centre, Ltd....................................   4,400     103,789
     Fortescue Metals Group, Ltd........................... 189,041   1,309,617
     Foster's Group, Ltd................................... 275,027   1,523,644
    #Harvey Norman Holdings, Ltd...........................  72,052     172,397
     Iluka Resources, Ltd..................................  51,854   1,010,872
     Incitec Pivot, Ltd.................................... 233,483   1,011,443
     Insurance Australia Group, Ltd........................ 363,018   1,305,455
    *James Hardie Industries SE............................  62,750     394,051
    *James Hardie Industries SE Sponsored ADR..............     500      15,685
    #JB Hi-Fi, Ltd.........................................  10,471     172,373
    #Leighton Holdings, Ltd................................  22,500     522,665
     Lend Lease Group NL...................................  92,656     901,164
    #Macarthur Coal, Ltd...................................  32,623     557,750
     Macquarie Group, Ltd..................................  56,726   1,718,265
     MAP Group, Ltd........................................  61,718     220,851
     Metcash, Ltd.......................................... 112,673     514,516
     Mineral Resources, Ltd................................   3,052      40,924
     Mirvac Group.......................................... 228,204     287,880
   #*Mount Gibson Iron, Ltd................................  26,314      51,941
     National Australia Bank, Ltd.......................... 327,678   8,627,485
     New Hope Corp., Ltd...................................  25,495     150,314
     Newcrest Mining, Ltd.................................. 109,319   4,767,081
     Oil Search, Ltd....................................... 145,421   1,091,122

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
AUSTRALIA -- (Continued)
   #OneSteel, Ltd......................................... 256,949 $    497,340
    Orica, Ltd............................................  46,434    1,308,530
    Origin Energy, Ltd.................................... 164,788    2,655,406
   *OZ Minerals, Ltd......................................  52,853      789,203
  #*Paladin Energy, Ltd...................................  89,056      255,861
   *PanAust, Ltd..........................................  76,201      342,907
   #Platinum Asset Mangement, Ltd.........................  18,543       79,282
    Primary Health Care, Ltd..............................  51,678      183,729
   *Qantas Airways, Ltd................................... 154,865      313,869
    QBE Insurance Group, Ltd.............................. 161,412    2,904,871
    Ramsay Health Care, Ltd...............................  18,451      353,902
    Reece Australia, Ltd..................................   7,833      177,856
    Rio Tinto, Ltd........................................  62,477    5,473,758
    Santos, Ltd........................................... 134,747    1,906,446
   #Seek, Ltd.............................................  33,676      244,386
    Seven Group Holdings, Ltd.............................   1,607       16,130
    Seven West Media, Ltd.................................  45,646      179,811
    Sims Metal Management, Ltd............................  27,747      513,941
    Sonic Healthcare, Ltd.................................  58,091      775,725
    SP Ausnet, Ltd........................................ 197,327      199,195
    Suncorp Group, Ltd.................................... 211,590    1,721,721
    TABCorp. Holdings, Ltd................................ 117,990      416,749
    Tatts Group, Ltd...................................... 218,454      556,970
    Telstra Corp., Ltd.................................... 611,364    2,005,436
    Toll Holdings, Ltd.................................... 132,572      658,572
    Transurban Group, Ltd................................. 179,475    1,004,805
   *Treasury Wine Estates, Ltd............................  91,675      346,456
    UGL, Ltd..............................................  25,177      370,786
    Washington H. Soul Pattinson & Co., Ltd...............  14,171      201,273
   #Wesfarmers, Ltd....................................... 154,135    4,957,127
   #Westpac Banking Corp.................................. 352,674    7,896,368
   #Westpac Banking Corp. Sponsored ADR...................  18,701    2,101,244
   #Whitehaven Coal, Ltd..................................  16,990      122,804
   #Woodside Petroleum, Ltd...............................  90,844    3,827,898
    Woolworths, Ltd....................................... 174,219    5,154,334
    WorleyParsons, Ltd....................................  25,032      756,370
                                                                   ------------
TOTAL AUSTRALIA...........................................          140,001,288
                                                                   ------------
AUSTRIA -- (0.3%)
    Andritz AG............................................   5,086      493,361
    Erste Group Bank AG...................................  28,835    1,378,617
   #EVN AG................................................     626       10,224
    OMV AG................................................  25,110    1,000,945
    Raiffeisen Bank International AG......................   7,534      376,684
   #Telekom Austria AG....................................  39,391      482,526
    Telekom Austria AG ADR................................   2,400       59,040
    Verbund AG............................................  10,202      416,607
    Vienna Insurance Group AG Wiener Versicherung Gruppe..   5,362      285,026
    Voestalpine AG........................................  15,969      826,694
                                                                   ------------
TOTAL AUSTRIA.............................................            5,329,724
                                                                   ------------
BELGIUM -- (0.7%)
    Ageas SA.............................................. 360,618      739,337
    Anheuser-Busch InBev NV...............................  85,270    4,907,697
    Anheuser-Busch InBev NV Sponsored ADR.................  21,897    1,260,829
   #Bekaert SA............................................   5,811      351,968
    Belgacom SA...........................................  20,072      700,151
    Colruyt SA............................................   9,985      485,693
    Delhaize Group SA.....................................   5,690      409,185
    Delhaize Group SA Sponsored ADR.......................  10,806      783,651
  #*Dexia SA..............................................  65,029      171,783

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
BELGIUM -- (Continued)
   #KBC Groep NV...........................................  23,463 $   827,900
    Mobistar SA............................................   3,728     259,844
   #Solvay SA..............................................   9,284   1,397,958
   *Telenet Group Holding NV...............................   6,395     260,603
   #UCB SA.................................................  16,319     750,561
    Umicore SA.............................................  17,202     876,323
                                                                    -----------
TOTAL BELGIUM..............................................          14,183,483
                                                                    -----------
CANADA -- (9.4%)
   #Agnico-Eagle Mines, Ltd................................  23,350   1,298,675
    Agrium, Inc............................................  21,600   1,890,184
    Alimentation Couche-Taro, Inc. Class B.................  14,900     470,182
    AltaGas, Ltd...........................................   7,300     202,164
   #ARC Resources, Ltd.....................................  43,022   1,121,647
    Astral Media, Inc. Class A.............................   6,100     233,095
    Atco, Ltd. Class I.....................................   4,600     296,572
   #Bank of Montreal.......................................  89,816   5,643,052
   #Bank of Nova Scotia.................................... 150,327   8,524,483
    Barrick Gold Corp...................................... 148,900   7,098,639
   #Baytex Energy Corp.....................................  14,111     787,628
   #BCE, Inc...............................................  33,950   1,295,533
   #Bell Aliant, Inc.......................................  10,409     301,773
    Bombardier, Inc........................................  15,235      92,164
   #Bombardier, Inc. Class B............................... 200,700   1,214,136
   #Bonavista Energy Corp..................................  18,300     550,657
    Brookfield Asset Management, Inc. Class A..............  71,349   2,247,742
    Brookfield Properties Corp.............................  33,037     627,580
   *Brookfield Residential Properties, Inc.................   3,383      33,814
    CAE, Inc...............................................  39,436     515,935
    Cameco Corp............................................  57,604   1,531,967
   #Canadian Imperial Bank of Commerce.....................  56,579   4,321,666
    Canadian National Railway Co...........................  64,380   4,827,237
    Canadian National Resources, Ltd....................... 162,600   6,565,606
   #Canadian Oil Sands, Ltd................................  61,196   1,672,330
    Canadian Pacific Railway, Ltd..........................  25,600   1,634,681
   #Canadian Tire Corp. Class A............................  10,820     661,578
   #Canadian Utilities, Ltd. Class A.......................  14,600     861,529
   #Cenovus Energy, Inc.................................... 105,762   4,065,768
    Centerra Gold, Inc.....................................  25,000     490,083
   *CGI Group, Inc.........................................  36,000     773,918
   #CI Financial Corp......................................  23,805     551,866
   #Crescent Point Energy Corp.............................  37,074   1,666,574
    Dollarama, Inc.........................................   7,100     237,496
   #Eldorado Gold Corp.....................................  67,000   1,153,540
   #Emera, Inc.............................................   4,303     142,270
    Empire Co., Ltd. Class A...............................   3,771     228,758
   #Enbridge, Inc..........................................  96,480   3,167,699
   #Encana Corp............................................ 114,479   3,358,466
   #Enerplus Corp..........................................  29,855     930,850
    Ensign Energy Services, Inc............................  25,100     540,644
    Fairfax Financial Holdings, Ltd........................   3,200   1,259,302
   #Finning International, Inc.............................  22,100     633,775
   #First Capital Realty, Inc..............................   8,314     146,362
   #First Quantum Minerals, Ltd............................  10,200   1,414,090
    Fortis, Inc............................................  26,007     861,774
    Franco-Nevada Corp.....................................  13,725     573,880
   #Genworth MI Canada, Inc................................   9,000     222,869
    George Weston, Ltd.....................................   9,467     656,928
   #Gildan Activewear, Inc.................................  16,400     491,597
    Goldcorp, Inc.......................................... 119,317   5,705,787
   #Great-West Lifeco, Inc.................................  45,100   1,126,733

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
CANADA -- (Continued)
    Groupe Aeroplan, Inc...................................   3,571 $    50,344
   *HudBay Minerals, Inc...................................  32,398     445,898
   #Husky Energy, Inc......................................  40,600   1,136,690
    IAMGOLD Corp...........................................  57,600   1,152,663
   #IGM Financial, Inc.....................................  16,400     825,621
   #Imperial Oil, Ltd......................................  42,827   1,882,604
    Industrial Alliance Insurance & Financial Services,
      Inc..................................................  16,000     631,326
    Inmet Mining Corp......................................   9,900     683,763
    Intact Financial Corp..................................  20,000   1,160,710
  #*Ivanhoe Mines, Ltd.....................................  46,919   1,228,650
    Jean Coutu Group (PJC), Inc. Class A (The).............  16,500     207,232
   *Katanga Mining, Ltd....................................   8,600      14,582
   #Keyera Corp............................................   8,800     404,333
    Kinross Gold Corp...................................... 160,179   2,615,304
   #Loblaw Cos., Ltd.......................................  18,780     726,473
   *Lundin Mining Corp.....................................  77,040     578,939
   #Magna International, Inc...............................  38,160   1,861,171
   #Manitoba Telecom Services, Inc.........................   2,400      77,794
   #Manulife Financial Corp................................ 273,771   4,349,619
   #Methanex Corp..........................................  14,680     434,815
   #Metro, Inc. Class A....................................  14,101     699,110
    National Bank of Canada................................  25,100   1,945,319
   *New Gold, Inc..........................................  62,000     670,323
    Nexen, Inc.............................................  90,500   2,111,304
    Niko Resources, Ltd....................................   8,000     550,191
  #*NovaGold Resources, Inc................................  15,200     151,928
    Onex Corp..............................................  11,800     442,384
  #*Open Text Corp.........................................   8,600     580,474
  #*Osisko Mining Corp.....................................  34,502     511,689
    Pacific Rubiales Energy Corp...........................  29,419     846,129
    Pan Amer Silver Corp...................................  15,300     461,666
   *Paramount Resources, Ltd. Class A......................   1,600      56,099
   #Pembina Pipeline Corp..................................  19,112     504,879
   #Pengrowth Energy Corp..................................  60,490     785,050
   #Penn West Petroleum, Ltd...............................  81,286   1,810,420
   #PetroBakken Energy, Ltd................................  20,800     306,084
   *Petrobank Energy & Resources, Ltd......................  11,900     184,332
    Petrominerales, Ltd....................................  12,709     405,432
   #Peyto Exploration & Development Corp...................  15,800     385,305
    Potash Corp. of Saskatchewan, Inc...................... 127,800   7,378,144
   *Precision Drilling Corp................................  51,894     896,176
    Progress Energy Resources Corp.........................  34,700     503,367
   *Progressive Waste Solutions, Ltd.......................  20,742     466,529
   *Quadra FNX Mining, Ltd.................................  38,000     604,930
   *Research In Motion, Ltd................................  65,990   1,652,772
   #Ritchie Brothers Auctioneers, Inc......................  15,800     433,923
   #Rogers Communications, Inc. Class B....................  60,100   2,294,676
   #Royal Bank of Canada................................... 208,980  11,242,422
   #Saputo, Inc............................................  18,000     843,058
    Sears Canada, Inc......................................  12,105     193,462
   *SEMAFO, Inc............................................  26,800     239,263
   #Shaw Communictions, Inc. Class B.......................  47,300   1,068,328
   #Shoppers Drug Mart Corp................................  32,000   1,343,702
    Silver Wheaton Corp....................................  42,877   1,544,191
    SNC-Lavalin Group, Inc.................................  22,000   1,243,623
   #Sun Life Financial, Inc................................  88,470   2,445,437
    Suncor Energy, Inc..................................... 245,579   9,412,427
   *SXC Health Solutions Corp..............................   7,300     462,014
    Talisman Energy, Inc................................... 150,000   2,731,697
    Teck Resources, Ltd. Class B...........................  89,134   4,416,352
    Telus Corp.............................................   7,317     402,743

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
CANADA -- (Continued)
   #Telus Corp. Non-Voting................................  21,490 $  1,132,473
   #Thomson Reuters Corp..................................  59,150    2,034,297
    Tim Hortons, Inc......................................  25,200    1,209,294
   #TMX Group, Inc........................................   8,000      365,399
   #Toronto Dominion Bank................................. 130,284   10,430,083
   #TransAlta Corp........................................  37,600      831,533
   #TransCanada Corp...................................... 100,868    4,237,628
   #Trican Well Service, Ltd..............................  21,500      562,787
    Trilogy Energy Corp...................................   4,739      134,911
  #*Uranium One, Inc...................................... 144,000      507,907
   *Valeant Pharmaceuticals International, Inc............  41,000    2,256,727
    Veresen, Inc..........................................  10,700      156,449
   #Vermilion Energy, Inc.................................  11,120      557,600
    Viterra, Inc..........................................  65,740      744,473
    Yamana Gold, Inc...................................... 123,344    1,605,944
   #Yellow Media, Inc.....................................  47,600      103,624
                                                                   ------------
TOTAL CANADA..............................................          199,490,292
                                                                   ------------
DENMARK -- (0.8%)
    A.P. Moller - Maersk A.S..............................     187    1,432,798
   *A.P. Moller - Maersk A.S. Series A....................       5       37,023
    Carlsberg A.S. Series B...............................  15,819    1,553,874
    Coloplast A.S.........................................   3,540      544,243
   *Danske Bank A.S.......................................  92,696    1,793,334
    DSV A.S...............................................  26,800      594,176
    FLSmidth & Co. A.S....................................   6,800      527,308
    H. Lundbeck A.S.......................................  13,909      348,025
   *Jyske Bank A.S........................................  10,599      422,097
   #Novo-Nordisk A.S. Series B............................  34,726    4,247,715
    Novo-Nordisk A.S. Sponsored ADR.......................  26,531    3,237,313
    Novozymes A.S. Series B...............................   7,138    1,164,075
   #Rockwool International A.S............................   1,000      117,932
   *TDC A.S...............................................   6,329       58,841
  #*Topdanmark A.S........................................   1,934      346,324
    Trygvesta A.S.........................................   3,500      191,050
  #*Vestas Wind Systems A.S...............................  34,835      767,984
   *William Demant Holding A.S............................   3,260      285,678
                                                                   ------------
TOTAL DENMARK.............................................           17,669,790
                                                                   ------------
FINLAND -- (0.7%)
   #Elisa Oyj.............................................  17,663      379,603
    Fortum Oyj............................................  63,897    1,690,871
    Kesko Oyj.............................................   9,698      376,321
    Kone Oyj Series B.....................................  22,520    1,305,569
    Metso Corp. Oyj.......................................  18,718      914,980
    Neste Oil Oyj.........................................  23,142      302,262
    Nokia Oyj............................................. 306,114    1,780,089
   #Nokia Oyj Sponsored ADR............................... 217,800    1,263,240
    Nokian Renkaat Oyj....................................  12,626      590,580
   #Outokumpu Oyj.........................................  15,281      163,018
    Pohjola Bank P.L.C....................................  16,983      206,639
   #Rautaruukki Oyj Series K..............................  11,482      234,212
    Sampo Oyj.............................................  61,153    1,862,656
   #Sanoma Oyj............................................  11,666      204,237
    Stora Enso Oyj Series R...............................  82,411      709,237
    Stora Enso Oyj Sponsored ADR..........................  12,000      102,720
    UPM-Kymmene Oyj.......................................  73,875    1,151,228
   #UPM-Kymmene Oyj Sponsored ADR.........................  13,000      201,240
    Wartsila Corp. Oyj Series B...........................  20,152      579,983
                                                                   ------------
TOTAL FINLAND.............................................           14,018,685
                                                                   ------------

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
FRANCE -- (7.5%)
   #Accor SA................................................  21,249 $  935,194
    Aeroports de Paris SA...................................   4,190    380,877
   *Air France-KLM SA.......................................  28,474    342,630
    Air Liquide SA..........................................  41,476  5,697,295
   *Alcatel-Lucent SA....................................... 186,717    744,256
   *Alcatel-Lucent SA Sponsored ADR......................... 128,100    518,805
   #Alstom SA...............................................  27,933  1,470,455
    Arkema SA...............................................   8,033    783,693
    Atos SA.................................................   8,296    456,904
    AXA SA.................................................. 212,033  3,966,941
    AXA SA Sponsored ADR....................................  77,200  1,443,640
    bioMerieux SA...........................................   1,600    176,941
    BNP Paribas SA.......................................... 151,842  9,847,577
   *Bouygues SA.............................................  38,892  1,470,075
   #Bureau Veritas SA.......................................   7,256    591,786
    Capgemini SA............................................  22,166  1,090,813
   *Carrefour SA............................................  85,692  2,528,389
    Casino Guichard Perrachon SA............................   9,105    830,079
    Christian Dior SA.......................................   8,805  1,407,257
    Cie de Saint-Gobain SA..................................  62,388  3,605,211
   *Cie Generale de Geophysique - Veritas SA................  13,439    451,310
  #*Cie Generale de Geophysique - Veritas SA Sponsored ADR..  16,707    562,692
    Cie Generale des Establissements Michelin SA Series B...  24,437  2,052,155
   #Cie Generale D'Optique Essilor Intenational SA..........  29,790  2,387,342
    Ciments Francais SA.....................................   1,006    103,844
    CNP Assurances SA.......................................  22,324    429,686
    Credit Agricole SA...................................... 152,402  1,870,901
    Danone SA...............................................  78,856  5,622,038
    Dassault Systemes SA....................................   7,901    697,163
    Edenred SA..............................................  21,249    611,864
    Eiffage SA..............................................   7,936    434,031
    Electricite de France SA................................  35,367  1,343,399
    Eramet SA...............................................     676    188,105
    Euler Hermes SA.........................................   1,874    164,542
   #European Aeronautic Defence & Space Co. SA..............  58,032  2,012,069
    Eutelsat Communications SA..............................  12,391    533,813
    Faurecia SA.............................................   7,078    273,025
    France Telecom SA....................................... 228,490  4,728,005
   #France Telecom SA Sponsored ADR.........................  46,387    956,964
    GDF Suez SA............................................. 178,268  5,829,552
   #Gemalto NV..............................................  11,817    562,997
    Groupe Danone SA........................................  13,800    197,064
    Groupe Eurotunnel SA....................................  79,333    845,622
   #Hermes International SA.................................   7,227  2,494,820
   #Iliad SA................................................   2,602    333,650
    Imerys SA...............................................   6,518    447,544
   *Ipsen SA................................................   2,070     67,510
   *JCDecaux SA.............................................   9,323    257,191
    Lafarge SA..............................................  33,945  1,815,372
    Lafarge SA Sponsored ADR................................   1,800     24,012
    Lagardere SCA...........................................  20,439    793,897
    Legrand SA..............................................  23,413    911,285
    L'Oreal SA..............................................  35,489  4,269,885
    LVMH Moet Hennessy Louis Vuitton SA.....................  36,629  6,713,866
    M6 Metropole Television SA..............................  10,023    228,743
    Natixis SA.............................................. 148,282    672,665
   #Neopost SA..............................................   3,954    315,962
   #PagesJaunes Groupe SA...................................  14,300    113,497
    Pernod-Ricard SA........................................  27,845  2,758,524
    Peugeot SA..............................................  27,150  1,029,190
    PPR SA..................................................  11,804  2,181,496

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
FRANCE -- (Continued)
    Publicis Groupe SA....................................  17,578 $    893,909
   #Publicis Groupe SA ADR................................   3,400       86,904
    Renault SA............................................  30,664    1,636,086
   #Rexel SA..............................................   9,986      217,124
    SA des Ciments Vicat..................................   1,981      146,467
    Safran SA.............................................  24,775    1,029,864
    Sanofi SA............................................. 112,548    8,745,077
   #Sanofi SA ADR......................................... 100,912    3,910,340
    Schneider Electric SA.................................  35,357    5,109,624
    SCOR SE...............................................  32,682      841,132
    SEB SA................................................   3,563      351,172
   #SES SA................................................  38,255    1,034,504
    Societe BIC SA........................................   3,551      335,340
    Societe Generale SA...................................  95,276    4,716,143
   *Societe Television Francaise 1 SA.....................  17,323      330,324
    Sodexo SA.............................................  13,499    1,031,550
    STMicroelectronics NV................................. 110,591      871,925
   #Suez Environnement SA.................................  36,564      677,800
    Technip SA............................................  10,734    1,175,334
    Technip SA ADR........................................  14,400      393,552
    Thales SA.............................................  11,975      511,838
    Total SA.............................................. 170,876    9,235,606
   #Total SA Sponsored ADR................................ 144,707    7,824,307
    Valeo SA..............................................  11,500      704,509
    Vallourec SA..........................................  16,392    1,661,074
    Veolia Environnement SA...............................  30,580      688,434
   #Veolia Environnement SA ADR...........................  16,128      361,106
    Vinci SA..............................................  65,215    3,779,336
    Vivendi SA............................................ 184,111    4,402,843
    Zodiac Aerospace SA...................................   5,909      511,089
                                                                   ------------
TOTAL FRANCE..............................................          159,790,423
                                                                   ------------
GERMANY -- (6.6%)
    Adidas-Salomon AG.....................................  28,123    2,087,612
   #Aixtron SE Sponsored ADR..............................   9,900      265,815
    Allianz SE............................................  44,753    5,832,010
    Allianz SE Sponsored ADR.............................. 250,286    3,266,232
    Axel Springer AG......................................   8,985      397,506
    BASF SE............................................... 123,751   11,176,147
    BASF SE Sponsored ADR.................................   8,200      743,084
    Bayer AG..............................................  85,355    6,828,449
    Bayer AG Sponsored ADR................................  34,500    2,760,000
    Bayerische Motoren Werke AG...........................  48,209    4,819,564
    Beiersdorf AG.........................................  12,310      793,045
    Bilfinger Berger SE...................................   7,178      707,934
   *Brenntag AG...........................................     160       16,310
   #Celesio AG............................................  10,564      203,029
   *Commerzbank AG........................................ 320,631    1,218,767
   *Continental AG........................................  10,477    1,043,539
    Daimler AG............................................ 135,702    9,837,832
    Deutsche Bank AG (5750355)............................   6,287      345,677
   #Deutsche Bank AG (D18190898).......................... 132,117    7,262,472
   *Deutsche Boerse AG....................................  26,194    1,945,147
    Deutsche Lufthansa AG.................................  36,705      738,948
    Deutsche Post AG...................................... 124,333    2,195,188
    Deutsche Telekom AG................................... 337,473    5,260,462
    Deutsche Telekom AG Sponsored ADR.....................  95,900    1,485,491
    E.ON AG............................................... 215,272    5,935,751
    E.ON AG Sponsored ADR.................................  53,950    1,482,546
    Fielmann AG...........................................   1,009      105,377
    Fraport AG............................................   6,778      543,076

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
GERMANY -- (Continued)
    Fresenius Medical Care AG & Co. KGaA..................  19,029 $  1,460,423
    Fresenius Medical Care AG & Co. KGaA ADR..............   7,100      546,274
    Fresenius SE..........................................  17,918    1,917,029
    GEA Group AG..........................................  25,152      874,426
    Generali Deutschland Holding AG.......................   2,009      227,183
    Hannover Rueckversicherung AG.........................  11,387      590,944
    Heidelberger Zement AG................................  24,680    1,357,339
    Henkel AG & Co. KGaA..................................  16,842      918,916
    Hochtief AG...........................................   7,242      581,334
    Infineon Technologies AG.............................. 143,530    1,440,197
    K&S AG................................................  23,050    1,839,099
   *Kabel Deutschland Holding AG..........................   4,526      254,756
    Lanxess AG............................................  11,211      899,871
    Linde AG..............................................  23,862    4,276,292
    MAN SE................................................  14,480    1,722,023
    Merck KGaA............................................  10,425    1,112,622
    Metro AG..............................................  17,956      991,173
    MTU Aero Engines Holding AG...........................   4,571      337,459
    Munchener Rueckversicherungs-Gesellschaft AG..........  29,257    4,317,489
    Porsche Automobil Holding SE..........................  19,267    1,480,599
    Puma AG Rudolf Dassler Sport..........................     790      243,136
   *QIAGEN NV.............................................  40,150      675,318
    Rhoen-Klinikum AG.....................................  11,667      290,745
    RWE AG................................................  62,673    3,285,629
    Salzgitter AG.........................................   8,602      626,570
    SAP AG................................................  78,289    4,894,818
    SAP AG Sponsored ADR..................................  47,850    2,986,318
    Siemens AG............................................  51,634    6,599,176
   #Siemens AG Sponsored ADR..............................  67,650    8,611,168
    SMA Solar Technology AG...............................     791       72,438
    Software AG...........................................   9,360      456,245
   #Suedzucker AG.........................................  10,416      367,262
    ThyssenKrupp AG.......................................  52,022    2,300,030
    Tognum AG.............................................   9,017      344,656
    United Internet AG....................................  17,308      351,929
    Volkswagen AG.........................................   4,793      875,950
   #Wacker Chemie AG......................................   1,969      372,345
                                                                   ------------
TOTAL GERMANY.............................................          139,796,191
                                                                   ------------
GREECE -- (0.1%)
   *Bank of Cyprus Public Co., Ltd........................  56,725      123,865
    Coca-Cola Hellenic Bottling Co. S.A...................  25,508      661,819
    Hellenic Petroleum S.A................................  15,660      144,570
    Hellenic Telecommunication Organization Co. S.A.......  23,417      195,963
   #Hellenic Telecommunication Organization Co. S.A.
     Sponsored ADR........................................  18,800       77,644
   *National Bank of Greece S.A........................... 103,344      694,953
    National Bank of Greece S.A. ADR...................... 143,013      187,347
    OPAP S.A..............................................  31,172      517,101
   *Public Power Corp. S.A................................  11,935      146,907
                                                                   ------------
TOTAL GREECE..............................................            2,750,169
                                                                   ------------
HONG KONG -- (2.1%)
    AAC Acoustic Technologies Holdings, Inc............... 118,000      271,633
    ASM Pacific Technology, Ltd...........................  28,100      308,385
   #Bank of East Asia, Ltd................................ 220,710      851,850
    BOC Hong Kong Holdings, Ltd........................... 536,500    1,601,436
    Brightoil Petroleum Holdings, Ltd..................... 333,000      125,517
    Cafe de Coral Holdings, Ltd...........................  20,000       50,311
   #Cathay Pacific Airways, Ltd........................... 174,000      403,085
    Cheung Kong Holdings, Ltd............................. 220,600    3,360,629
    Cheung Kong Infrastructure Holdings, Ltd..............  50,000      287,138

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
HONG KONG -- (Continued)
    China Resources Cement Holdings, Ltd...................   4,000 $     3,831
   *Chow Sang Sang Holdings International, Ltd.............  56,000     211,970
    CLP Holdings, Ltd...................................... 260,900   2,414,501
    Dah Chong Hong Holdings, Ltd...........................  87,000     114,418
    Dah Sing Financial Holdings, Ltd.......................  17,200      83,334
   #Esprit Holdings, Ltd................................... 156,980     457,019
    First Pacific Co., Ltd................................. 242,400     243,413
  #*Foxconn International Holdings, Ltd.................... 318,000     144,335
  #*Galaxy Entertainment Group, Ltd........................ 184,000     475,753
   *Genting Hong Kong, Ltd.................................  18,000       7,867
    Great Eagle Holdings, Ltd..............................  60,743     200,046
    Hang Lung Group, Ltd................................... 140,000     842,240
    Hang Lung Properties, Ltd.............................. 359,000   1,324,138
    Hang Seng Bank, Ltd.................................... 106,800   1,678,987
    Henderson Land Development Co., Ltd.................... 198,527   1,254,222
    Hong Kong & China Gas Co., Ltd......................... 662,053   1,624,478
    Hong Kong & Shanghai Hotels, Ltd....................... 103,525     163,436
   #Hong Kong Exchanges & Clearing, Ltd.................... 151,700   3,129,484
    Hopewell Holdings, Ltd.................................  83,000     269,163
    Hutchison Whampoa, Ltd................................. 332,500   3,871,154
    Hysan Development Co., Ltd.............................  58,638     275,176
    Johnson Electric Holdings, Ltd......................... 273,500     160,460
    Kerry Properties, Ltd.................................. 108,393     522,917
  #*Kingston Financial Group, Ltd.......................... 614,000      75,583
    Li & Fung, Ltd......................................... 812,000   1,350,191
    Lifestyle International Holdings, Ltd..................  80,500     261,869
    Luk Fook Holdings International, Ltd...................  50,000     261,605
    MTR Corp., Ltd......................................... 211,540     716,212
    New World Development Co., Ltd......................... 454,600     669,802
    NWS Holdings, Ltd...................................... 170,304     247,816
    Orient Overseas International, Ltd.....................  28,500     161,582
    Pacific Basin Shipping, Ltd............................ 172,000      94,256
    PCCW, Ltd.............................................. 439,265     191,500
    Power Assets Holdings, Ltd............................. 191,207   1,587,902
   *Sands China, Ltd....................................... 310,400     934,230
    Shangri-La Asia, Ltd................................... 191,655     492,378
    Sino Land Co., Ltd..................................... 401,616     680,329
    SJM Holdings, Ltd...................................... 263,000     662,065
    Sun Hung Kai Properties, Ltd........................... 226,706   3,445,698
   #Techtronic Industries Co., Ltd......................... 214,000     223,547
    Television Broadcasts, Ltd.............................  52,000     356,958
   *Trinity, Ltd........................................... 192,000     212,902
   #United Laboratories International Holdings, Ltd. (The).  92,000      94,503
    VTech Holdings, Ltd....................................  15,000     175,364
    Wharf Holdings, Ltd.................................... 226,609   1,658,678
    Wheelock & Co., Ltd.................................... 152,000     647,842
    Wing Hang Bank, Ltd....................................  21,500     230,583
   *Wynn Macau, Ltd........................................ 222,800     774,577
   #Xinyi Glass Holdings, Ltd.............................. 174,000     146,448
    Yue Yuen Industrial Holdings, Ltd...................... 100,000     320,697
                                                                    -----------
TOTAL HONG KONG............................................          43,407,443
                                                                    -----------
INDONESIA -- (0.0%)
   *PT Salim Ivomas Pratama Tbk............................   2,908         486
                                                                    -----------
IRELAND -- (0.2%)
    CRH P.L.C. (0182704)...................................  35,633     699,069
   *CRH P.L.C. (4182249)...................................  13,077     256,535
   #CRH P.L.C. Sponsored ADR...............................  51,531   1,021,860
    Dragon Oil P.L.C.......................................  23,619     211,607
   *Elan Corp. P.L.C.......................................  22,589     253,824

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
IRELAND -- (Continued)
   *Elan Corp. P.L.C. Sponsored ADR......................    39,700 $   439,082
    Kerry Group P.L.C. Series A (0490656)................    17,907     739,619
   *Kerry Group P.L.C. Series A (4519579)................       411      16,978
    Ryanair Holdings P.L.C...............................    33,520     154,368
                                                                    -----------
TOTAL IRELAND............................................             3,792,942
                                                                    -----------
ISRAEL -- (0.5%)
   *Bank Hapoalim B.M....................................   172,262     851,757
    Bank Leumi Le-Israel B.M.............................   199,103     924,191
    Bezeq Israeli Telecommunication Corp., Ltd...........   241,424     584,825
    Cellcom Israel, Ltd..................................     6,551     170,431
    Elbit Systems, Ltd...................................     2,839     134,294
    Israel Chemicals, Ltd................................    68,966   1,159,563
   *Israel Discount Bank, Ltd............................   132,967     256,813
   *Makhteshim-Agan Industries, Ltd......................    29,760     163,805
    Migdal Insurance & Financial Holding, Ltd............    29,968      50,985
    Mizrahi Tefahot Bank, Ltd............................    16,910     177,681
   *NICE Systems, Ltd. Sponsored ADR.....................    10,826     386,705
    Partner Communications Co., Ltd......................     8,183     117,388
    Partner Communications Co., Ltd. ADR.................     3,525      51,007
    Teva Pharmaceutical Industries, Ltd..................     1,894      88,348
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR...   120,554   5,622,639
                                                                    -----------
TOTAL ISRAEL.............................................            10,740,432
                                                                    -----------
ITALY -- (1.9%)
    A2A SpA..............................................   161,586     231,592
    Assicurazioni Generali SpA...........................   179,954   3,415,534
    Atlantia SpA.........................................    39,097     723,901
    Autogrill SpA........................................    14,553     191,538
   #Banca Carige SpA.....................................    71,442     147,936
    Banca Monte Dei Paschi di Siena SpA..................   406,215     304,445
   #Banca Popolare dell'Emilia Romagna Scrl..............    11,210     112,687
   #Banco Popolare Scarl.................................    89,713     171,871
    Bulgari SpA..........................................     5,530      97,861
    Davide Campari - Milano SpA..........................    51,808     427,385
    Enel SpA.............................................   918,833   5,291,899
    Eni SpA..............................................   234,651   5,099,232
    Eni SpA Sponsored ADR................................    67,664   2,928,498
   *Fiat Industrial SpA..................................   103,338   1,364,035
    Fiat SpA.............................................   116,271   1,148,812
   #Fiat SpA Sponsored ADR...............................     7,000      69,580
    Finmeccanica SpA.....................................    73,984     567,691
    Intesa Sanpaolo SpA.................................. 1,165,036   2,687,512
   #Intesa Sanpaolo SpA Sponsored ADR....................    13,601     187,558
   *Lottomatica SpA......................................     6,797     134,797
    Luxottica Group SpA..................................    17,806     564,523
    Mediaset SpA.........................................    99,784     427,531
    Mediobanca SpA.......................................    72,622     667,446
  #*Mediolanum SpA.......................................    29,155     120,931
  #*Parmalat SpA.........................................   237,006     617,243
   #Pirelli & Co. SpA....................................    39,090     405,311
    Prysmian SpA.........................................    29,890     553,231
   #Saipem SpA...........................................    38,272   1,994,381
    Snam Rete Gas SpA....................................   196,655   1,135,326
    Telecom Italia SpA...................................   855,040   1,075,892
   #Telecom Italia SpA Sponsored ADR.....................    80,065   1,000,812
   #Tenaris SA ADR.......................................    34,150   1,509,430
    Terna Rete Elettrica Nazionale SpA...................   169,541     768,779
    UniCredit SpA........................................ 2,034,941   3,630,087

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
ITALY -- (Continued)
    Unione di Banche Italiane ScpA.........................  77,200 $   370,509
                                                                    -----------
TOTAL ITALY................................................          40,145,796
                                                                    -----------
JAPAN -- (16.7%)
    77 Bank, Ltd. (The)....................................  81,000     355,184
    ABC-Mart, Inc..........................................     600      23,169
    Advantest Corp.........................................   9,840     174,362
   #Advantest Corp. ADR....................................  10,000     176,900
   #AEON Co., Ltd..........................................  89,000   1,120,834
    Aeon Mall Co., Ltd.....................................   8,680     223,178
    Air Water, Inc.........................................  20,000     242,582
    Aisin Seiki Co., Ltd...................................  26,200   1,005,378
    Ajinomoto Co., Inc.....................................  98,000   1,214,801
    Alfresa Holdings Corp..................................   8,700     355,570
    All Nippon Airways Co., Ltd............................ 123,000     416,711
    Alps Electric Co., Ltd.................................  24,400     274,261
    Amada Co., Ltd.........................................  61,000     472,853
    Aozora Bank, Ltd.......................................  85,000     207,314
    Asahi Glass Co., Ltd................................... 142,000   1,640,619
    Asahi Group Holdings, Ltd..............................  55,300   1,170,166
    Asahi Kasei Corp....................................... 191,000   1,351,172
   #ASATSU-DK, Inc.........................................   2,700      74,446
    Asics Corp.............................................  23,000     348,752
    Astellas Pharma, Inc...................................  64,155   2,492,420
    Autobacs Seven Co., Ltd................................   1,400      63,027
   #Awa Bank, Ltd. (The)...................................  18,000     117,039
    Bank of Kyoto, Ltd. (The)..............................  55,000     502,008
    Bank of Yokohama, Ltd. (The)........................... 208,000   1,018,740
    Benesse Holdings, Inc..................................   9,700     419,376
    Bridgestone Corp.......................................  93,600   2,328,358
    Brother Industries, Ltd................................  31,000     483,592
    Canon Marketing Japan, Inc.............................   7,000      87,054
    Canon, Inc.............................................  78,500   3,784,602
   #Canon, Inc. Sponsored ADR..............................  81,604   3,943,105
   #Capcom Co., Ltd........................................   6,900     180,753
   #Casio Computer Co., Ltd................................  29,000     205,211
    Central Japan Railway Co., Ltd.........................     205   1,766,491
    Century Tokyo Leasing Corp.............................   5,500     106,073
    Chiba Bank, Ltd. (The)................................. 132,000     836,529
   #Chiyoda Corp...........................................  23,000     293,786
    Chubu Electric Power Co., Ltd..........................  82,000   1,408,246
    Chugai Pharmaceutical Co., Ltd.........................  31,200     554,043
    Chugoku Bank, Ltd. (The)...............................  28,000     356,153
   #Chugoku Electric Power Co., Ltd. (The).................  37,200     600,708
    Chuo Mitsui Trust Holdings, Inc........................ 514,210   1,894,205
    Circle K Sunkus Co., Ltd...............................   5,100      84,447
    Citizen Holdings Co., Ltd..............................  41,200     247,375
    Coca-Cola West Co., Ltd................................  13,100     262,057
    Comsys Holdings Corp...................................  11,000     109,557
    Cosmo Oil Co., Ltd..................................... 128,000     386,330
    Credit Saison Co., Ltd.................................  34,200     580,063
    Dai Nippon Printing Co., Ltd...........................  98,000   1,112,793
    Daicel Chemical Industries, Ltd........................  65,000     465,040
    Daido Steel Co., Ltd...................................  37,000     262,314
    Daihatsu Motor Co., Ltd................................  21,000     367,826
    Dai-ichi Life Insurance Co., Ltd. (The)................   1,107   1,566,846
    Daiichi Sankyo Co., Ltd................................  95,446   1,972,379
   #Daikin Industries, Ltd.................................  32,300   1,145,830
    Dainippon Screen Manufacturing Co., Ltd................  35,000     275,155
    Dainippon Sumitomo Pharma Co., Ltd.....................  23,000     233,784
    Daishi Bank, Ltd. (The)................................  28,000      85,339

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Daito Trust Construction Co., Ltd.......................  10,600 $1,020,326
    Daiwa House Industry Co., Ltd...........................  69,000    929,866
    Daiwa Securities Group, Inc............................. 279,000  1,213,526
    DeNa Co., Ltd...........................................  12,000    597,502
    Denki Kagaku Kogyo K.K..................................  71,000    342,559
    Denso Corp..............................................  69,000  2,451,978
    Dentsu, Inc.............................................  23,800    740,346
    DIC Corp................................................  63,000    146,745
   #Disco Corp..............................................   2,600    151,207
   #Don Quijote Co., Ltd....................................   4,200    144,687
    Dowa Holdings Co., Ltd..................................  33,200    222,402
   #eAccess, Ltd............................................     141     62,425
    East Japan Railway Co...................................  42,900  2,699,888
    Ebara Corp..............................................  52,000    305,842
   #Eisai Co., Ltd..........................................  36,700  1,489,564
    Electric Power Development Co., Ltd.....................  16,900    446,865
  #*Elpida Memory, Inc......................................  43,800    404,318
    Exedy Corp..............................................   5,600    211,595
    Ezaki Glico Co., Ltd....................................  10,000    115,015
    FamilyMart Co., Ltd.....................................   7,300    275,818
   #FANUC Corp..............................................  27,200  5,145,484
    Fast Retailing Co., Ltd.................................   7,400  1,309,724
   #Fuji Electric Holdings Co., Ltd.........................  64,000    208,359
    Fuji Heavy Industries, Ltd..............................  85,000    680,535
    FUJIFILM Holdings Corp..................................  74,100  2,237,825
    Fujikura, Ltd...........................................  39,000    184,289
    Fujitsu, Ltd............................................ 265,440  1,562,160
    Fukuoka Financial Group, Inc............................ 146,000    620,794
    Furukawa Electric Co., Ltd..............................  93,000    399,568
    Glory, Ltd..............................................   6,200    145,003
   #GS Yuasa Corp...........................................  47,000    326,002
    Gunma Bank, Ltd. (The)..................................  80,000    425,239
   #H2O Retailing Corp......................................  13,000     99,310
    Hachijuni Bank, Ltd. (The)..............................  63,000    349,577
    Hakuhodo Dy Holdings, Inc...............................   3,000    165,751
   #Hamamatsu Photonics K.K.................................   9,400    422,988
   *Hankyu Hanshin Holdings, Inc............................ 187,000    752,781
    Heiwa Corp..............................................   6,700    108,795
    Higo Bank, Ltd. (The)...................................  18,000    101,638
    Hikari Tsushin, Inc.....................................   3,800     93,344
    Hino Motors, Ltd........................................  37,000    229,563
   #Hirose Electric Co., Ltd................................   5,000    500,906
   #Hiroshima Bank, Ltd. (The)..............................  87,000    382,666
    Hisamitsu Pharmaceutical Co., Inc.......................   8,700    379,204
    Hitachi Chemical Co., Ltd...............................  12,500    247,652
   #Hitachi Construction Machinery Co., Ltd.................  13,100    295,488
    Hitachi High-Technologies Corp..........................   9,300    201,439
    Hitachi Koki Co., Ltd...................................   8,200     74,756
   #Hitachi Metals, Ltd.....................................  25,000    353,034
    Hitachi Transport System, Ltd...........................   5,500     98,863
    Hitachi, Ltd............................................ 295,000  1,819,105
    Hitachi, Ltd. ADR.......................................  34,892  2,158,768
    Hokkaido Electric Power Co., Inc........................  25,000    383,036
    Hokkoku Bank, Ltd. (The)................................  22,000     77,358
    Hokuhoku Financial Group, Inc........................... 224,000    467,647
    Hokuriku Electric Power Co., Inc........................  22,200    398,024
   #Honda Motor Co., Ltd....................................  91,100  3,614,480
    Honda Motor Co., Ltd. Sponsored ADR..................... 141,423  5,625,807
    House Foods Corp........................................   8,500    153,074
    Hoya Corp...............................................  63,200  1,533,783
    Hyakugo Bank, Ltd. (The)................................  19,000     75,260

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
   *Hyakujishi Bank, Ltd. (The).............................  19,000 $   69,220
    Ibiden Co., Ltd.........................................  17,900    541,715
    Idemitsu Kosan Co., Ltd.................................   3,000    348,356
    IHI Corp................................................ 221,000    595,481
    Inpex Corp..............................................     321  2,491,765
    Isetan Mitsukoshi Holdings, Ltd.........................  54,780    580,329
    Isuzu Motors, Ltd....................................... 146,000    724,088
    ITO EN, Ltd.............................................   5,600    102,206
    ITOCHU Corp............................................. 217,500  2,509,396
    Itochu Techno-Solutions Corp............................   4,200    166,084
    Iyo Bank, Ltd. (The)....................................  43,000    404,898
    Izumi Co., Ltd..........................................   5,000     76,025
    J. Front Retailing Co., Ltd.............................  99,800    473,606
    Japan Petroleum Exploration Co., Ltd....................   3,200    163,023
    Japan Steel Works, Ltd. (The)...........................  45,000    315,360
    Japan Tobacco, Inc......................................     644  2,918,519
    JFE Holdings, Inc.......................................  69,100  1,879,969
    JGC Corp................................................  27,000    843,236
    Joyo Bank, Ltd. (The)...................................  91,000    382,542
    JS Group Corp...........................................  40,940  1,024,077
    JSR Corp................................................  22,000    449,302
    JTEKT Corp..............................................  38,960    571,140
    JX Holdings, Inc........................................ 354,570  2,563,571
    Kagome Co., Ltd.........................................  11,100    203,262
    Kagoshima Bank, Ltd. (The)..............................  13,000     88,108
    Kajima Corp............................................. 106,000    329,380
    Kakaku.com, Inc.........................................   3,600    142,401
    Kamigumi Co., Ltd.......................................  53,000    527,610
    Kaneka Corp.............................................  56,000    358,309
    Kansai Electric Power Co., Inc.......................... 108,900  1,834,478
   #Kansai Paint Co., Ltd...................................  31,000    286,278
    Kao Corp................................................  76,200  2,154,877
    Kawasaki Heavy Industries, Ltd.......................... 180,000    658,560
   #Kawasaki Kisen Kaisha, Ltd.............................. 116,000    379,620
    KDDI Corp...............................................     373  2,771,686
   #Keihan Electric Railway Co., Ltd........................  63,000    276,265
   #Keikyu Corp.............................................  61,000    475,293
   #Keio Corp...............................................  83,000    501,896
    Keisei Electric Railway Co., Ltd........................  39,000    250,620
    Keiyo Bank, Ltd. (The)..................................  21,000    110,698
    Kewpie Corp.............................................  16,300    221,202
    Keyence Corp............................................   5,992  1,694,142
    Kikkoman Corp...........................................  18,000    199,009
    Kinden Corp.............................................  35,000    296,060
   #Kintetsu Corp........................................... 199,280    672,452
    Kirin Holdings Co., Ltd................................. 120,000  1,767,183
    Kobayashi Pharmaceutical Co., Ltd.......................   2,700    139,041
    Kobe Steel, Ltd......................................... 342,000    755,460
    Koito Manufacturing Co., Ltd............................  14,000    240,670
    Komatsu, Ltd............................................ 131,900  4,117,703
    Komeri Co., Ltd.........................................   4,000    119,399
    Konami Co., Ltd.........................................   8,600    225,732
    Konami Corp. ADR........................................   3,500     91,000
   *Konica Minolta Holdings, Inc............................  85,500    691,744
    Kose Corp...............................................   3,690     97,076
    K's Holdings Corp.......................................   6,239    291,844
    Kubota Corp............................................. 117,000  1,061,902
    Kubota Corp. Sponsored ADR..............................   9,951    450,382
    Kuraray Co., Ltd........................................  44,000    664,267
    Kurita Water Industries, Ltd............................  13,400    389,153
    KYB Co., Ltd............................................  18,000    146,691

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
    Kyocera Corp..........................................    14,400 $1,537,717
    Kyocera Corp. Sponsored ADR...........................    10,829  1,160,002
    Kyowa Hakko Kirin Co., Ltd............................    45,000    479,924
    Kyushu Electric Power Co., Inc........................    47,800    752,969
    Lawson, Inc...........................................     9,300    503,128
    Lintec Corp...........................................     7,200    200,499
   #Lion Corp.............................................    19,000    103,931
    Mabuchi Motor Co., Ltd................................     3,400    175,786
    Makita Corp...........................................    13,000    611,590
    Makita Corp. Sponsored ADR............................     1,630     76,692
    Marubeni Corp.........................................   239,000  1,793,353
    Marui Group Co., Ltd..................................    35,200    288,255
    Maruichi Steel Tube, Ltd..............................    11,700    296,458
  #*Matsui Securities Co., Ltd............................     9,700     48,567
   #Mazda Motor Corp......................................   281,000    772,166
    Medipal Holdings Corp.................................    18,600    175,570
    Meiji Holdings Co., Ltd...............................    12,256    537,584
    Minebea Co., Ltd......................................    45,000    228,780
    Miraca Holdings, Inc..................................     9,200    386,674
    Misumi Group, Inc.....................................    10,000    279,109
    Mitsubishi Chemical Holdings Corp.....................   185,490  1,445,853
   *Mitsubishi Corp.......................................   197,600  5,285,040
    Mitsubishi Electric Corp..............................   281,000  3,318,060
    Mitsubishi Estate Co., Ltd............................   163,000  2,922,959
    Mitsubishi Gas Chemical Co., Inc......................    72,000    561,173
    Mitsubishi Heavy Industries, Ltd......................   443,000  2,064,728
    Mitsubishi Logistics Corp.............................    14,000    160,928
    Mitsubishi Materials Corp.............................   155,000    527,953
   *Mitsubishi Motors Corp................................   542,000    707,818
    Mitsubishi Tanabe Pharma Corp.........................    29,000    525,436
    Mitsubishi UFJ Financial Group, Inc...................   429,472  2,180,804
    Mitsubishi UFJ Financial Group, Inc. ADR.............. 1,455,897  7,381,398
    Mitsubishi UFJ Lease & Finance Co., Ltd...............     2,000     86,439
    Mitsui & Co., Ltd.....................................   187,500  3,530,039
    Mitsui & Co., Ltd. Sponsored ADR......................     2,745  1,040,328
    Mitsui Chemicals, Inc.................................   142,000    539,272
   #Mitsui Engineering & Shipbuilding Co., Ltd............   136,000    288,334
    Mitsui Fudosan Co., Ltd...............................   119,000  2,273,647
    Mitsui Mining & Smelting Co., Ltd.....................    80,000    289,554
    Mitsui O.S.K. Lines, Ltd..............................   182,000    953,025
   *Mizuho Financial Group, Inc........................... 2,339,225  3,826,580
   #Mizuho Financial Group, Inc. ADR......................   312,894  1,020,034
    Mizuho Securities Co., Ltd............................    76,000    184,634
    Mizuho Trust & Banking Co., Ltd.......................   190,000    167,309
    Mochida Pharmaceutical Co., Ltd.......................     8,000     85,482
    MS&AD Insurance Group Holdings, Inc...................    86,895  2,171,629
    Murata Manufacturing Co., Ltd.........................    28,000  1,813,474
    Nabtesco Corp.........................................    15,000    381,037
    Nagase & Co., Ltd.....................................    16,500    217,826
    Nagoya Railroad Co., Ltd..............................    85,000    226,314
    Namco Bandai Holdings, Inc............................    25,900    327,717
   #Nankai Electric Railway Co., Ltd......................    50,000    201,790
    Nanto Bank, Ltd. (The)................................    20,000    106,260
   *NEC Corp..............................................   404,546    925,219
    NGK Insulators, Ltd...................................    34,000    622,725
   #NGK Spark Plug Co., Ltd...............................    20,000    282,322
    NHK Spring Co., Ltd...................................    23,000    244,900
    Nichirei Corp.........................................    34,000    150,544
    Nidec Corp............................................     8,200    813,730
   #Nidec Corp. ADR.......................................    26,554    659,601
    Nifco, Inc............................................     2,700     72,224

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                      SHARES   VALUE++
                                                      ------- ----------
JAPAN -- (Continued)
    Nikon Corp.......................................  49,700 $1,166,379
    Nintendo Co., Ltd................................  13,900  2,204,353
    Nippon Electric Glass Co., Ltd...................  53,500    673,176
    Nippon Express Co., Ltd.......................... 133,000    586,586
    Nippon Kayaku Co., Ltd...........................  19,000    210,860
    Nippon Meat Packers, Inc.........................  39,000    542,614
    Nippon Paint Co., Ltd............................  19,000    153,830
    Nippon Paper Group, Inc..........................  23,100    515,989
    Nippon Sheet Glass Co., Ltd...................... 157,000    500,743
    Nippon Shokubai Co., Ltd.........................  23,000    300,854
    Nippon Steel Corp................................ 750,000  2,526,098
    Nippon Telegraph & Telephone Corp................  50,200  2,482,661
    Nippon Telegraph & Telephone Corp. ADR...........  20,771    513,875
    Nippon Television Network Corp...................   1,310    199,578
    Nippon Yusen K.K................................. 232,000    849,452
   #Nipro Corp.......................................   5,000     91,877
    Nishi-Nippon Bank, Ltd........................... 100,000    307,489
    Nishi-Nippon Railroad Co., Ltd...................  41,000    184,298
    Nissan Chemical Industries, Ltd..................  15,000    179,013
    Nissan Motor Co., Ltd............................ 355,100  3,778,788
    Nissan Shatai Co., Ltd...........................   7,000     57,824
    Nisshin Seifun Group, Inc........................  40,000    511,009
    Nisshin Steel Co., Ltd...........................  93,000    193,202
    Nisshinbo Holdings, Inc..........................  29,000    285,469
    Nissin Foods Holdings Co., Ltd...................  10,000    381,794
    Nitori Holdings Co., Ltd.........................   5,350    520,533
   #Nitto Denko Corp.................................  22,800  1,098,701
    NKSJ Holdings, Inc............................... 207,200  1,367,177
    NOK Corp.........................................  15,000    277,828
    Nomura Holdings, Inc............................. 172,000    835,011
   #Nomura Holdings, Inc. ADR........................ 348,997  1,692,635
    Nomura Real Estate Holdings, Inc.................  13,600    248,961
    Nomura Research Institute, Ltd...................  13,600    324,096
    NSK, Ltd.........................................  54,000    524,266
    NTN Corp.........................................  93,000    561,589
    NTT Data Corp....................................     168    582,852
    NTT DoCoMo, Inc..................................   1,678  3,104,976
   #NTT DoCoMo, Inc. Sponsored ADR...................  51,866    961,596
    Obayashi Corp.................................... 121,000    559,853
    Obic Co., Ltd....................................   1,000    196,616
   #Odakyu Electric Railway Co., Ltd.................  79,000    681,798
    Oji Paper Co., Ltd............................... 148,000    739,908
   #Olympus Corp.....................................  31,200  1,109,515
   #Omron Corp.......................................  26,600    745,273
   #Ono Pharmaceutical Co., Ltd......................  11,400    634,186
    Onward Holdings Co., Ltd.........................  18,000    151,771
    ORACLE Corp. Japan...............................   5,300    177,581
    Oriental Land Co., Ltd...........................   6,800    637,385
    Osaka Gas Co., Ltd............................... 247,000    977,975
   *Osaka Titanium Technologies Co., Ltd.............   2,500    162,390
    Otsuka Corp......................................   1,700    112,889
   *Pacific Metals Co., Ltd..........................  19,000    141,408
    Panasonic Corp................................... 190,688  2,267,386
    Panasonic Corp. Sponsored ADR.................... 108,991  1,291,543
    Park24 Co., Ltd..................................  18,900    213,921
  #*Renesas Electronics Corp.........................  51,500    443,062
    Rengo Co., Ltd...................................  56,000    369,328
    Resona Holdings, Inc............................. 225,500  1,117,483
    Ricoh Co., Ltd................................... 114,000  1,226,334
    Rinnai Corp......................................   5,500    425,894
    Rohm Co., Ltd....................................  16,300    949,866

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Rohto Pharmaceutical Co., Ltd...........................  11,000 $  131,548
    Ryohin Keikaku Co., Ltd.................................   3,400    177,342
    San-in Godo Bank, Ltd. (The)............................  14,000    108,714
    Sankyo Co., Ltd.........................................   7,300    389,855
    Sankyu, Inc.............................................  26,000    125,240
   #Sanrio Co., Ltd.........................................   3,600    155,824
    Santen Pharmaceutical Co., Ltd..........................  10,100    406,576
    Sapporo Hokuyo Holdings, Inc............................  42,000    181,535
  #*Sapporo Holdings, Ltd...................................  31,000    129,115
   #SBI Holdings, Inc.......................................   4,055    397,797
    Secom Co., Ltd..........................................  29,500  1,471,621
    Sega Sammy Holdings, Inc................................  24,048    516,911
    Seiko Epson Corp........................................  17,100    290,196
    Seino Holdings Co., Ltd.................................  15,000    115,333
    Sekisui Chemical Co., Ltd...............................  56,000    517,402
    Sekisui House, Ltd......................................  97,560    933,804
    Senshu Ikeda Holdings, Inc..............................  67,800    104,813
    Seven & I Holdings Co., Ltd............................. 111,276  3,173,003
    Sharp Corp.............................................. 152,000  1,400,224
    Shiga Bank, Ltd.........................................  28,000    164,076
   #Shikoku Electric Power Co., Inc.........................  24,200    529,049
   #Shimadzu Corp...........................................  33,000    306,177
    Shimamura Co., Ltd......................................   2,400    242,340
   #Shimano, Inc............................................   7,700    405,799
   #Shimizu Corp............................................ 118,000    523,017
    Shin-Etsu Chemical Co., Ltd.............................  57,800  3,117,829
  #*Shinko Electric Industries Co., Ltd.....................   6,000     49,661
    Shinsei Bank, Ltd....................................... 149,000    189,171
    Shionogi & Co., Ltd.....................................  37,000    638,535
    Shiseido Co., Ltd.......................................  48,100    921,670
    Shizuoka Bank, Ltd......................................  95,000    893,512
   *Showa Denko K.K......................................... 196,000    408,112
    Showa Shell Sekiyu K.K..................................  26,900    258,988
    SMC Corp................................................   7,300  1,342,536
   #Softbank Corp........................................... 111,900  4,369,737
    Sojitz Corp............................................. 228,300    451,569
    Sony Corp...............................................  73,100  1,833,520
    Sony Corp. Sponsored ADR................................  74,848  1,878,685
    Sony Financial Holdings, Inc............................  22,600    406,873
   *Sotetsu Holdings, Inc...................................  32,000     94,747
   #Square Enix Holdings Co., Ltd...........................   7,600    147,794
    Stanley Electric Co., Ltd...............................  19,300    328,367
   *Sugi Holdings Co., Ltd..................................   3,800    107,385
  #*Sumco Corp..............................................  16,700    264,424
    Sumitomo Bakelite Co., Ltd..............................  27,000    184,834
    Sumitomo Chemical Co., Ltd.............................. 205,000  1,038,891
    Sumitomo Corp........................................... 180,500  2,543,822
    Sumitomo Electric Industries, Ltd....................... 113,400  1,692,879
    Sumitomo Forestry Co., Ltd..............................  18,000    170,831
    Sumitomo Heavy Industries, Ltd..........................  73,000    513,002
   *Sumitomo Metal Industries, Ltd.......................... 482,000  1,155,471
    Sumitomo Metal Mining Co., Ltd..........................  75,000  1,328,060
    Sumitomo Mitsui Financial Group, Inc.................... 205,540  6,466,074
    Sumitomo Realty & Development Co., Ltd..................  50,000  1,234,382
    Sumitomo Rubber Industries, Ltd.........................  27,600    358,282
    Sundrug Co., Ltd........................................   3,000     96,493
    Suruga Bank, Ltd........................................  44,000    381,925
    Suzuken Co., Ltd........................................  13,980    350,877
   #Suzuki Motor Corp.......................................  46,400  1,074,671
   #Sysmex Corp.............................................   7,000    267,664
    T&D Holdings, Inc.......................................  41,200  1,008,085

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
   #Taiheiyo Cement Corp.................................... 108,000 $  212,784
    Taisei Corp............................................. 183,000    437,146
    Taisho Pharmaceutical Co., Ltd..........................  25,000    586,311
    Taiyo Nippon Sanso Corp.................................  33,000    257,440
    Taiyo Yuden Co., Ltd....................................  14,000    176,216
    Takashimaya Co., Ltd....................................  64,000    476,536
    Takata Corp.............................................   6,800    203,113
    Takeda Pharmaceutical Co., Ltd.......................... 104,900  5,003,518
    TDK Corp................................................  15,200    783,006
    TDK Corp. Sponsored ADR.................................   1,900     98,325
    Teijin, Ltd............................................. 119,000    531,655
    Terumo Corp.............................................  23,400  1,314,138
    THK Co., Ltd............................................  15,200    394,065
    Tobu Railway Co., Ltd................................... 102,000    444,827
    Toda Corp...............................................  19,000     72,451
   *Toho Co., Ltd./Tokyo....................................  13,900    242,144
    Toho Gas Co., Ltd.......................................  63,000    345,322
    Tohuku Electric Power Co., Inc..........................  58,700    758,619
   #Tokai Carbon Co., Ltd...................................  26,000    147,213
    Tokai Rika Co., Ltd.....................................   6,900    135,108
   #Tokio Marine Holdings, Inc.............................. 111,800  3,296,874
    Tokio Marine Holdings, Inc. ADR.........................   4,182    122,993
    Tokuyama Corp...........................................  44,000    217,693
   #Tokyo Electric Power Co., Ltd........................... 186,900  1,037,224
    Tokyo Electron, Ltd.....................................  24,900  1,340,280
   #Tokyo Gas Co., Ltd...................................... 332,000  1,586,111
    Tokyo Steel Manufacturing Co., Ltd......................  26,100    267,541
    Tokyo Tatemono Co., Ltd.................................  73,000    298,032
    Tokyu Corp.............................................. 143,000    642,065
    Tokyu Land Corp......................................... 100,000    469,458
   #TonenGeneral Sekiyu K.K.................................  37,000    464,731
    Toppan Printing Co., Ltd................................  98,000    774,998
    Toray Industries, Inc................................... 211,000  1,640,813
    Toshiba Corp............................................ 570,000  2,957,042
    Tosoh Corp..............................................  75,000    317,988
    TOTO, Ltd...............................................  46,000    359,784
    Toyo Seikan Kaisha, Ltd.................................  21,300    372,902
    Toyo Suisan Kaisha, Ltd.................................  12,000    296,851
    Toyobo Co., Ltd.........................................  77,000    118,748
   *Toyoda Gosei Co., Ltd...................................   9,500    207,429
    Toyota Auto Body Co., Ltd...............................   6,000    108,656
   #Toyota Boshoku Corp.....................................   9,300    156,267
  #*Toyota Motor Corp....................................... 235,100  9,597,723
   #Toyota Motor Corp. Sponsored ADR........................  81,534  6,679,265
    Toyota Tsusho Corp......................................  38,581    675,346
    Trend Micro, Inc........................................  13,800    431,893
    Trend Micro, Inc. Sponsored ADR.........................     777     24,297
    Tsumura & Co............................................   7,400    242,214
    Ube Industries, Ltd..................................... 137,000    464,989
    Uni-Charm Corp..........................................  18,300    826,296
    UNY Co., Ltd............................................  44,100    433,114
    Ushio, Inc..............................................  14,000    263,319
    USS Co., Ltd............................................   3,260    259,464
   #Wacoal Corp.............................................  14,000    186,256
    West Japan Railway Co...................................  22,500    957,462
    Yahoo Japan Corp........................................   2,065    732,385
   #Yakult Honsha Co., Ltd..................................  11,600    330,948
    Yamada Denki Co., Ltd...................................  10,830    867,104
    Yamaguchi Financial Group, Inc..........................  48,000    489,938
    Yamaha Corp.............................................  30,200    357,326
   *Yamaha Motor Co., Ltd...................................  40,200    779,343

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
JAPAN -- (Continued)
    Yamatake Corp.........................................   7,400 $    169,020
    Yamato Holdings Co., Ltd..............................  63,200    1,082,703
    Yamato Kogyo Co., Ltd.................................   5,900      176,982
    Yamazaki Baking Co., Ltd..............................  24,000      332,196
    Yaskawa Electric Corp.................................  34,000      376,466
   *Yokogawa Electric Corp................................  27,000      238,531
    Yokohama Rubber Co., Ltd..............................  44,000      266,773
    Zeon Corp.............................................  27,000      292,913
                                                                   ------------
TOTAL JAPAN...............................................          353,203,462
                                                                   ------------
NETHERLANDS -- (2.1%)
   *Aegon NV.............................................. 266,108    1,522,874
    Akzo Nobel NV.........................................  34,690    2,118,970
    Akzo Nobel NV Sponsored ADR...........................   1,996      122,175
    APERAM NV.............................................   5,582      155,227
   #ArcelorMittal NV...................................... 122,524    3,819,223
    ArcelorMittal NV ADR..................................   5,700      177,555
    ASML Holding NV.......................................  53,274    1,897,834
    Delta Lloyd NV........................................  12,860      281,034
    Fugro NV..............................................  11,112      856,586
    Heineken NV...........................................  38,386    2,271,340
    Imtech NV.............................................  10,738      346,373
   *ING Groep NV.......................................... 222,162    2,384,027
  #*ING Groep NV Sponsored ADR............................ 345,739    3,713,237
    Koninklijke Ahold NV.................................. 185,337    2,467,849
    Koninklijke Ahold NV ADR..............................   8,320      110,406
    Koninklijke Boskalis Westminster NV...................  12,064      507,523
    Koninklijke DSM NV....................................  22,603    1,281,564
   #Koninklijke KPN NV.................................... 224,721    3,204,767
    Koninklijke Philips Electronics NV.................... 157,283    3,906,533
    Koninklijke Vopak NV..................................   8,820      440,198
   *PostNL NV.............................................  50,170      391,735
    Randstad Holdings NV..................................  15,481      695,732
    Reed Elsevier NV......................................  51,772      690,461
   #Reed Elsevier NV ADR..................................  22,835      610,151
   #Royal Dutch Shell P.L.C. Series A.....................  42,167    1,547,724
   #SBM Offshore NV.......................................  28,410      679,142
   *TNT Express NV........................................  50,170      508,231
    Unilever NV........................................... 224,122    7,278,423
    Wolters Kluwer NV.....................................  40,619      842,214
                                                                   ------------
TOTAL NETHERLANDS.........................................           44,829,108
                                                                   ------------
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd................... 106,632      211,556
    Contact Energy, Ltd...................................  36,908      167,973
    Fletcher Building, Ltd................................  75,529      539,401
    Sky City Entertainment Group, Ltd.....................  52,999      171,259
    Sky Network Television, Ltd...........................  23,000      116,636
   #Telecom Corp. of New Zealand, Ltd..................... 223,371      513,588
   *TrustPower, Ltd.......................................  21,162      131,963
                                                                   ------------
TOTAL NEW ZEALAND.........................................            1,852,376
                                                                   ------------
NORWAY -- (0.9%)
    Aker ASA..............................................   4,790      126,518
    Aker Kvaerner ASA.....................................  23,335      408,358
   *Archer, Ltd...........................................  18,700      108,055
    DnB NOR ASA Series A.................................. 152,898    2,223,460
   *DNO International ASA.................................  83,791       94,333
    Fred Olsen Energy ASA.................................   5,500      212,622
   #Frontline, Ltd........................................   8,100       94,177

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
NORWAY -- (Continued)
    Golar LNG, Ltd.......................................     6,906 $   264,484
    Kongsberg Gruppen ASA................................     6,143     170,626
   *Kvaerner ASA.........................................    23,335      49,580
   #Marine Harvest ASA...................................   427,823     248,381
    Norsk Hydro ASA......................................   166,285   1,183,703
    Norsk Hydro ASA Sponsored ADR........................    11,200      79,072
    Orkla ASA............................................   121,110   1,138,138
   *Petroleum Geo-Services ASA...........................    37,003     600,113
    Prosafe ASA..........................................    23,345     173,607
  #*Renewable Energy Corp. ASA...........................    66,313     122,864
    Schibsted ASA........................................     9,450     280,976
   #SeaDrill, Ltd........................................    43,765   1,523,377
    StatoilHydro ASA.....................................   132,085   3,255,458
    StatoilHydro ASA Sponsored ADR.......................    45,656   1,121,768
    Storebrand ASA.......................................    51,600     428,806
   *Subsea 7 SA..........................................    36,948     972,969
    Telenor ASA..........................................   132,891   2,221,033
    TGS Nopec Geophysical Co. ASA........................    13,072     381,294
   #Yara International ASA...............................    28,721   1,640,549
                                                                    -----------
TOTAL NORWAY.............................................            19,124,321
                                                                    -----------
PORTUGAL -- (0.2%)
  #*Banco Comercial Portugues SA.........................   346,020     159,627
   #Banco Espirito Santo SA..............................    62,822     237,741
  #*Brisa SA.............................................    29,578     137,545
    Cimpor Cimentos de Portugal SA.......................    24,245     188,258
  #*EDP Renovaveis SA....................................    29,651     192,227
   #Energias de Portugal SA..............................   268,471     932,709
   #Galp Energia SGPS SA Series B........................    36,253     818,825
    Jeronimo Martins SGPS SA.............................    35,510     694,822
    Portugal Telecom SA..................................    78,368     675,695
    Portugal Telecom SGPS SA Sponsored ADR...............    20,300     175,189
                                                                    -----------
TOTAL PORTUGAL...........................................             4,212,638
                                                                    -----------
SINGAPORE -- (1.4%)
    Asia Pacific Breweries, Ltd..........................    14,000     331,241
    CapitaLand, Ltd......................................   434,750   1,045,347
    CapitaMalls Asia, Ltd................................   192,000     228,611
    City Developments, Ltd...............................    77,000     674,551
    ComfortDelGro Corp., Ltd.............................   215,000     255,815
   #Cosco Corp Singapore, Ltd............................   132,000     194,614
   #DBS Group Holdings, Ltd..............................   273,578   3,525,544
    Fraser & Neave, Ltd..................................   154,500     769,005
  #*Genting Singapore P.L.C..............................   842,000   1,326,394
    Golden Agri-Resources, Ltd........................... 1,125,000     680,422
    Great Eastern Holdings, Ltd..........................     2,000      24,652
   *GuocoLand, Ltd.......................................    76,000     136,920
    Jardine Cycle & Carriage, Ltd........................    15,339     615,483
    Keppel Corp., Ltd....................................   215,600   1,981,607
    Keppel Land, Ltd.....................................    86,000     273,170
   #Neptune Orient Lines, Ltd............................   153,000     182,593
   #Olam International, Ltd..............................   199,054     435,127
    Oversea-Chinese Banking Corp., Ltd...................   378,348   3,120,413
    Overseas Union Enterprise, Ltd.......................    44,000     105,450
    SATS, Ltd............................................   120,736     252,182
    SembCorp Industries, Ltd.............................   120,320     505,789
   #SembCorp Marine, Ltd.................................   108,000     482,897
   #Singapore Airlines, Ltd..............................    90,400   1,064,347
    Singapore Exchange, Ltd..............................   118,000     731,162
    Singapore Land, Ltd..................................     4,000      23,101
    Singapore Post, Ltd..................................    99,000      89,969

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SINGAPORE -- (Continued)
   #Singapore Press Holdings, Ltd........................   199,000 $   650,873
    Singapore Technologies Engineering, Ltd..............   245,000     613,654
    Singapore Telecommunications, Ltd.................... 1,149,650   3,203,199
    SMRT Corp., Ltd......................................    59,000      90,191
   #StarHub, Ltd.........................................   110,000     257,598
   #Straits Asia Resources, Ltd..........................    98,000     245,674
    United Industrial Corp., Ltd.........................    96,000     226,978
    United Overseas Bank, Ltd............................   188,941   3,204,524
    UOL Group, Ltd.......................................    86,000     367,988
    Venture Corp., Ltd...................................    48,000     314,140
   #Wilmar International, Ltd............................   308,000   1,506,772
    Yangzijiang Shipbuilding Holdings, Ltd...............   242,000     291,725
    Yanlord Land Group, Ltd..............................    90,000      92,856
                                                                    -----------
TOTAL SINGAPORE..........................................            30,122,578
                                                                    -----------
SPAIN -- (2.6%)
    Abertis Infraestructuras SA..........................    41,571     764,744
    Acciona SA...........................................     4,969     513,887
    Acerinox SA..........................................    13,941     230,059
    Actividades de Construccion y Servicios SA...........    19,195     810,865
    Banco Bilbao Vizcaya Argentaria SA...................   171,089   1,792,162
   #Banco Bilbao Vizcaya Argentaria SA Sponsored ADR.....   499,435   5,204,113
   #Banco de Sabadell SA.................................   201,652     753,886
   #Banco Espanol de Credito SA..........................     9,662      73,265
   #Banco Popular Espanol SA.............................   202,371   1,045,367
   #Banco Santander SA...................................   400,768   4,218,217
   #Banco Santander SA Sponsored ADR.....................   866,699   8,848,997
   #Bankinter SA.........................................    38,692     238,511
    CaixaBank SA.........................................   130,127     751,586
   *CaixaBank SA Issue 11................................     1,305       7,565
    Cia Espanola de Petroleos SA.........................     5,421     218,131
    Cintra Concesiones de Infraestructuras de
      Transporte SA......................................    61,097     779,011
   *Distribuidora Internacional de Alimentacion SA.......    85,692     363,237
    Ebro Foods SA........................................     2,842      55,139
   #Enagas SA............................................    27,296     621,878
  #*Fomento de Construcciones y Contratas SA.............     5,469     150,041
    Gas Natural SDG SA...................................    50,654   1,018,320
   #Grifols SA...........................................    17,103     373,824
  #*Iberdrola SA.........................................   614,748   4,995,260
   #Indra Sistemas SA....................................    13,729     272,124
    Industria de Diseno Textil SA........................    31,160   2,817,579
   #Mapfre SA............................................   123,583     438,016
    Mediaset Espana Comunicacion SA......................    31,341     293,426
    Prosegur Cia de Seguridad SA.........................       719      33,051
    Red Electrica Corporacion SA.........................    14,225     774,731
    Repsol YPF SA........................................    32,560   1,026,885
    Repsol YPF SA Sponsored ADR..........................    78,700   2,475,902
    Sacyr Vallehermoso SA................................    29,666     244,740
    Tecnicas Reunidas SA.................................     2,197      96,867
    Telefonica SA........................................   189,773   4,229,972
   #Telefonica SA Sponsored ADR..........................   387,489   8,648,754
   #Zardoya Otis SA......................................    20,420     295,305
   *Zardoya Otis SA Issue 11.............................     1,021      14,788
                                                                    -----------
TOTAL SPAIN..............................................            55,490,205
                                                                    -----------
SWEDEN -- (2.4%)
    Alfa Laval AB........................................    45,146     941,968
    Assa Abloy AB Series B...............................    44,162   1,133,828
    Atlas Copco AB Series A..............................    97,333   2,297,007
    Atlas Copco AB Series B..............................    56,294   1,183,503
    Boliden AB...........................................    51,278     886,245

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SWEDEN -- (Continued)
    Electrolux AB Series B.................................  33,400 $   629,558
    Elekta AB Series B.....................................  12,957     596,283
    Getinge AB.............................................  26,027     701,963
    Hennes & Mauritz AB Series B........................... 139,190   4,749,437
    Hexagon AB.............................................  36,143     735,598
    Husqvarna AB Series A..................................  12,600      73,362
    Husqvarna AB Series B..................................  68,881     397,834
   *Lundin Petroleum AB....................................  27,710     380,396
   *Meda AB Series A.......................................  31,554     389,380
   *Millicom International Cellular S.A. SDR...............   1,743     208,518
    Modern Times Group AB Series B.........................   6,100     413,667
    Nordea Bank AB......................................... 460,307   4,895,837
    Ratos AB...............................................  34,998     635,247
    Sandvik AB............................................. 153,264   2,443,624
    Scania AB Series B.....................................  44,768     870,335
    Securitas AB Series B..................................  39,905     406,198
    Skandinaviska Enskilda Banken AB Series A.............. 223,479   1,700,780
    Skanska AB Series B....................................  58,103     944,875
    SKF AB Series B........................................  54,779   1,440,865
    SSAB AB Series A.......................................  34,790     467,865
    SSAB AB Series B.......................................  10,905     129,209
    Svenska Cellulosa AB...................................   5,672      84,005
    Svenska Cellulosa AB Series B..........................  88,398   1,286,994
    Svenska Handelsbanken AB Series A......................  71,610   2,254,521
    Swedbank AB Series A................................... 123,490   2,162,439
    Swedish Match AB.......................................  30,700   1,141,687
    Tele2 AB Series B......................................  49,694   1,056,787
    Telefonaktiebolaget LM Ericsson AB..................... 391,288   4,914,839
    Telefonaktiebolaget LM Ericsson AB Series A............   9,152     112,385
    Telefonaktiebolaget LM Ericsson AB Sponsored ADR.......  46,000     575,000
    TeliaSonera AB......................................... 336,413   2,572,620
    Volvo AB Series A......................................  75,508   1,217,055
    Volvo AB Series B...................................... 189,015   3,047,595
    Volvo AB Sponsored ADR.................................  14,500     232,725
                                                                    -----------
TOTAL SWEDEN...............................................          50,312,034
                                                                    -----------
SWITZERLAND -- (6.3%)
    ABB, Ltd............................................... 142,878   3,422,173
    ABB, Ltd. Sponsored ADR................................ 182,000   4,357,080
    Actelion, Ltd. AG......................................  14,133     717,579
    Adecco SA..............................................  19,581   1,176,666
   #Alpiq Holding AG.......................................     134      45,821
    Baloise Holding AG.....................................   8,863     881,643
    Banque Cantonale Vaudoise AG...........................     277     175,850
    Barry Callebaut AG.....................................     267     281,639
   *Basler Kantonalbank AG.................................     514      94,360
    BKW FMB Energie AG.....................................   2,156     133,504
  #*Clariant AG............................................  43,254     680,114
   #Compagnie Financiere Richemont SA Series A.............  72,998   4,714,529
    Credit Suisse Group AG................................. 105,497   3,792,884
   #Credit Suisse Group AG Sponsored ADR...................  60,737   2,182,888
    EMS-Chemie Holding AG..................................     631     134,532
    Ferrexpo P.L.C.........................................   6,152      46,455
    Geberit AG.............................................   5,738   1,354,031
    Givaudan SA............................................   1,225   1,341,347
    Holcim, Ltd............................................  40,616   2,784,854
    Julius Baer Group, Ltd.................................  36,325   1,543,417
    Kuehne & Nagel International AG........................   6,941     970,372
    Lindt & Spruengli AG...................................      15     572,999
   *Logitech International SA..............................   6,208      59,615
   #Lonza Group AG.........................................   5,861     499,185

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
SWITZERLAND -- (Continued)
    Nestle SA............................................. 471,890 $ 30,060,136
    Novartis AG........................................... 182,577   11,192,351
    Novartis AG ADR....................................... 147,100    9,002,520
    Partners Group Holding AG.............................   1,824      346,648
    Roche Holding AG Bearer...............................   3,479      649,349
    Roche Holding AG Genusschein..........................  97,207   17,443,398
    Schindler Holding AG..................................   2,881      336,165
    SGS SA................................................     709    1,377,178
    Sika AG...............................................     295      690,280
    Sonova Holding AG.....................................   6,156      582,446
    Straumann Holding AG..................................   1,188      270,579
    Sulzer AG.............................................   3,497      508,117
    Swatch Group AG (7184725).............................   4,544    2,464,324
    Swatch Group AG (7184736).............................   5,992      557,850
    Swiss Life Holding AG.................................   5,360      795,884
   *Swiss Re, Ltd.........................................  54,208    3,051,847
    Swisscom AG...........................................   3,364    1,619,187
    Syngenta AG...........................................   7,073    2,251,582
   #Syngenta AG ADR.......................................  31,500    2,003,715
    Synthes, Inc. AG......................................   9,247    1,664,555
   *UBS AG................................................ 499,291    8,242,572
   *UBS AG ADR............................................  33,538      552,706
    Zurich Financial Services AG..........................  22,770    5,414,763
                                                                   ------------
TOTAL SWITZERLAND.........................................          133,041,689
                                                                   ------------
UNITED KINGDOM -- (16.7%)
    Aberdeen Asset Management P.L.C.......................   2,696        9,723
    Admiral Group P.L.C...................................  27,244      691,065
    Aggreko P.L.C.........................................  37,577    1,190,042
    Amec P.L.C............................................  53,100      915,484
    Amlin P.L.C...........................................  60,463      399,398
    Anglo American P.L.C.................................. 210,625    9,969,416
    Antofagasta P.L.C.....................................  53,869    1,244,070
    ARM Holdings P.L.C.................................... 139,465    1,329,808
    ARM Holdings P.L.C. Sponsored ADR.....................  18,300      526,857
    Ashmore Group P.L.C...................................  41,357      273,228
    Associated British Foods P.L.C........................  50,248      881,013
    AstraZeneca P.L.C..................................... 123,555    6,003,372
   #AstraZeneca P.L.C. Sponsored ADR......................  78,600    3,812,886
   *Autonomy Corp. P.L.C..................................  35,902      987,979
    Aviva P.L.C........................................... 488,151    3,179,056
    Babcock International Group P.L.C.....................  18,911      208,874
    BAE Systems P.L.C..................................... 524,796    2,612,697
    Balfour Beatty P.L.C..................................  91,945      456,562
    Barclays P.L.C........................................ 385,686    1,409,830
    Barclays P.L.C. Sponsored ADR......................... 365,409    5,320,355
    BG Group P.L.C........................................ 453,969   10,702,975
    BG Group P.L.C. Sponsored ADR.........................  12,500    1,482,500
    BHP Billiton P.L.C.................................... 108,059    4,036,531
    BHP Billiton P.L.C. ADR............................... 109,908    8,259,586
    BP P.L.C.............................................. 737,244    5,556,314
    BP P.L.C. Sponsored ADR............................... 382,272   17,370,440
    British American Tobacco P.L.C........................ 251,484   11,608,767
   #British American Tobacco P.L.C. Sponsored ADR.........  19,052    1,767,835
    British Sky Broadcasting Group P.L.C.................. 149,909    1,751,877
    British Sky Broadcasting Group P.L.C. Sponsored ADR...   1,765       82,284
    BT Group P.L.C........................................ 719,650    2,367,264
    BT Group P.L.C. Sponsored ADR.........................  36,202    1,189,960
    Bunzl P.L.C...........................................  38,087      481,454
    Burberry Group P.L.C..................................  61,950    1,514,497
   *Cairn Energy P.L.C.................................... 210,517    1,272,654

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
    Capita Group P.L.C...................................    80,869 $   951,171
    Carnival P.L.C.......................................    20,454     706,745
   #Carnival P.L.C. ADR..................................    10,700     370,220
    Centrica P.L.C.......................................   726,231   3,645,762
    Cobham P.L.C.........................................   149,602     498,661
    Compass Group P.L.C..................................   276,282   2,598,241
    Croda International P.L.C............................     2,294      71,403
    Diageo P.L.C.........................................   126,561   2,574,350
    Diageo P.L.C. Sponsored ADR..........................    52,090   4,231,792
    Eurasian Natural Resources Corp. P.L.C...............    41,313     521,068
    Experian P.L.C.......................................   146,479   1,925,514
    Fresnillo P.L.C......................................    24,567     704,835
    G4S P.L.C............................................   243,683   1,094,732
    GKN P.L.C............................................   252,784     927,947
    GlaxoSmithKline P.L.C................................   478,323  10,664,231
    GlaxoSmithKline P.L.C. Sponsored ADR.................   141,407   6,281,299
    Hargreaves Lansdown P.L.C............................    34,905     326,048
    HSBC Holdings P.L.C.................................. 1,108,954  10,811,505
    HSBC Holdings P.L.C. Sponsored ADR...................   309,839  15,141,832
    ICAP P.L.C...........................................    84,503     618,292
    IMI P.L.C............................................    43,908     753,607
    Imperial Tobacco Group P.L.C.........................   112,886   3,907,702
    Imperial Tobacco Group P.L.C. ADR....................    19,700   1,363,043
    Informa P.L.C........................................    71,927     475,195
    Inmarsat P.L.C.......................................    56,688     501,687
    Intercontinental Hotels Group P.L.C..................    33,398     659,024
   *International Consolidated Airlines Group SA.........    97,891     380,142
    International Power P.L.C............................   204,552   1,023,842
    Intertek Group P.L.C.................................    21,556     676,757
    Invensys P.L.C.......................................   110,599     559,186
    Investec P.L.C.......................................    95,090     747,058
   *ITV P.L.C............................................   495,005     566,230
    John Wood Group P.L.C................................    40,590     442,814
    Johnson Matthey P.L.C................................    34,305   1,143,432
    Kazakhmys P.L.C......................................    39,377     865,028
    Kingfisher P.L.C.....................................   397,169   1,640,261
    Legal & General Group P.L.C.......................... 1,000,951   1,834,194
   *Lloyds Banking Group P.L.C........................... 4,365,654   3,083,926
   *Lloyds Banking Group P.L.C. Sponsored ADR............   537,897   1,495,354
    Logica P.L.C.........................................   178,255     339,976
    London Stock Exchange Group P.L.C....................    17,563     286,366
    Lonmin P.L.C.........................................    31,800     659,343
    Man Group P.L.C......................................   286,145   1,041,264
    Marks & Spencer Group P.L.C..........................   248,731   1,409,524
    Meggitt P.L.C........................................    45,763     290,833
    Mondi P.L.C..........................................    69,707     681,893
    National Grid P.L.C..................................   228,123   2,232,037
    National Grid P.L.C. Sponsored ADR...................    47,103   2,316,997
    Next P.L.C...........................................    26,555   1,032,208
    Old Mutual P.L.C.....................................   946,127   1,963,135
    Pearson P.L.C........................................   101,266   1,943,202
    Pearson P.L.C. Sponsored ADR.........................    39,300     748,665
    Pennon Group P.L.C...................................    45,800     542,956
    Petrofac, Ltd........................................    35,386     809,599
    Prudential P.L.C.....................................   278,424   3,136,217
    Prudential P.L.C. ADR................................    62,200   1,400,744
    Randgold Resources, Ltd..............................    14,107   1,280,555
    Reckitt Benckiser Group P.L.C........................    88,278   4,995,282
    Reed Elsevier P.L.C..................................    77,411     701,912
   #Reed Elsevier P.L.C. ADR.............................    20,755     755,482
   *Resolution, Ltd......................................   274,273   1,239,996

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
UNITED KINGDOM -- (Continued)
    Rexam P.L.C.......................................   166,435 $    1,011,288
    Rio Tinto P.L.C...................................   168,948     11,925,773
    Rio Tinto P.L.C. Sponsored ADR....................    47,204      3,350,540
   *Rolls-Royce Holdings P.L.C........................   260,835      2,784,725
   *Royal Bank of Scotland Group P.L.C................ 2,540,087      1,473,867
  #*Royal Bank of Scotland Group P.L.C. Sponsored ADR.    13,427        155,082
    Royal Dutch Shell P.L.C. ADR......................   267,024     19,666,318
    Royal Dutch Shell P.L.C. Series A.................     1,244         45,567
    Royal Dutch Shell P.L.C. Series B.................    72,070      2,638,879
    RSA Insurance Group P.L.C.........................   665,477      1,431,052
    SABmiller P.L.C...................................   142,898      5,338,183
    Sage Group P.L.C..................................   222,148        998,060
    Sainsbury (J.) P.L.C..............................   170,842        850,717
    Schroders P.L.C...................................    18,739        498,791
    Schroders P.L.C. Non-Voting.......................     9,996        219,109
    Scottish & Southern Energy P.L.C..................   147,138      3,152,609
   *Serco Group P.L.C.................................    68,993        610,404
    Severn Trent P.L.C................................    30,639        717,620
    Shire P.L.C.......................................    40,423      1,403,023
    Shire P.L.C. ADR..................................    13,024      1,354,496
    Smith & Nephew P.L.C..............................    91,370        961,158
    Smith & Nephew P.L.C. Sponsored ADR...............     7,000        370,930
    Smiths Group P.L.C................................    59,358      1,103,202
    Standard Chartered P.L.C..........................   304,274      7,751,029
    Standard Life P.L.C...............................   419,811      1,359,738
    Tate & Lyle P.L.C.................................    67,924        676,956
    Tesco P.L.C....................................... 1,218,282      7,652,467
    TUI Travel P.L.C..................................    80,406        256,615
    Tullow Oil P.L.C..................................   113,182      2,273,804
    Unilever P.L.C....................................    71,770      2,290,932
    Unilever P.L.C. Sponsored ADR.....................   106,254      3,406,503
    United Utilities Group P.L.C......................    82,787        797,980
    United Utilities Group P.L.C. ADR.................     5,177        100,434
    Vedanta Resources P.L.C...........................    18,822        544,173
    Vodafone Group P.L.C.............................. 3,189,133      8,952,255
    Vodafone Group P.L.C. Sponsored ADR...............   507,450     14,259,345
    Weir Group P.L.C. (The)...........................    33,382      1,158,537
    Whitbread P.L.C...................................    30,551        778,639
    William Morrison Supermarkets P.L.C...............   303,368      1,445,045
    Wolseley P.L.C....................................    47,062      1,397,162
   #Wolseley P.L.C. ADR...............................    19,300         57,128
    WPP P.L.C.........................................   144,275      1,635,142
    WPP P.L.C. Sponsored ADR..........................    15,840        896,386
    Xstrata P.L.C.....................................   330,092      6,980,290
                                                                 --------------
TOTAL UNITED KINGDOM..................................              354,190,922
                                                                 --------------
TOTAL COMMON STOCKS...................................            1,837,496,477
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
   *Umicore SA Rights.................................       275              1
                                                                 --------------
FRANCE -- (0.0%)
   *GDF Suez SA STRIP VVPR............................    11,445             16
                                                                 --------------
TOTAL RIGHTS/WARRANTS.................................                       17
                                                                 --------------

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT         VALUE+
                                                    ------------ --------------
                                                       (000)
TEMPORARY CASH INVESTMENTS -- (0.2%)
   Repurchase Agreement, PNC Capital Markets, Inc.
     0.05%, 08/01/11 (Collateralized by $5,035,000
     FNMA 2.24%, 07/06/15, valued at $5,160,875)
     to be repurchased at $5,084,021............... $      5,084 $    5,084,000

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                    ------------
                                                       (000)
SECURITIES LENDING COLLATERAL -- (13.0%)
(S)@DFA Short Term Investment Fund.................  269,594,949    269,594,949
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.20%, 08/01/11
     (Collateralized by $50,795,500 U.S. Treasury
     Note 0.750%, 06/15/14, valued at
     $4,790,848)## to be repurchased at $4,696,985. $      4,697      4,696,907
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL................                 274,291,856
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,828,686,193)^^..........................              $2,116,872,350
                                                                 ==============

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
Common Stocks
   Australia................ $ 12,135,690 $  127,865,598   --    $  140,001,288
   Austria..................       59,040      5,270,684   --         5,329,724
   Belgium..................    2,044,480     12,139,003   --        14,183,483
   Canada...................  199,490,292             --   --       199,490,292
   Denmark..................    3,237,313     14,432,477   --        17,669,790
   Finland..................    1,567,200     12,451,485   --        14,018,685
   France...................   16,279,386    143,511,037   --       159,790,423
   Germany..................   31,354,547    108,441,644   --       139,796,191
   Greece...................      264,991      2,485,178   --         2,750,169
   Hong Kong................           --     43,407,443   --        43,407,443
   Indonesia................          486             --   --               486
   Ireland..................    1,714,766      2,078,176   --         3,792,942
   Israel...................    6,060,351      4,680,081   --        10,740,432
   Italy....................    5,695,878     34,449,918   --        40,145,796
   Japan....................   37,047,231    316,156,231   --       353,203,462
   Netherlands..............    5,241,755     39,587,353   --        44,829,108
   New Zealand..............           --      1,852,376   --         1,852,376
   Norway...................    1,250,420     17,873,901   --        19,124,321
   Portugal.................      175,189      4,037,449   --         4,212,638
   Singapore................           --     30,122,578   --        30,122,578
   Spain....................   29,759,220     25,730,985   --        55,490,205
   Sweden...................      807,725     49,504,309   --        50,312,034
   Switzerland..............   21,150,756    111,890,933   --       133,041,689
   United Kingdom...........  117,535,293    236,655,629   --       354,190,922
Rights/Warrants
   Belgium..................           --              1   --                 1
   France...................           16             --   --                16
Temporary Cash Investments..           --      5,084,000   --         5,084,000
Securities Lending
  Collateral................           --    274,291,856   --       274,291,856
                             ------------ --------------   --    --------------
TOTAL....................... $492,872,025 $1,624,000,325   --    $2,116,872,350
                             ============ ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (86.1%)
AUSTRALIA -- (6.0%)
   *ABM Resources NL.....................................   684,899 $    35,525
   #Acrux, Ltd...........................................    99,878     450,007
   *Adamus Resources, Ltd................................   124,552      96,130
    Adelaide Brighton, Ltd...............................   591,710   1,704,401
    Aditya Birla Minerals, Ltd...........................   160,308     261,953
   *AED Oil, Ltd.........................................   237,059      35,127
    AGL Energy, Ltd......................................    83,101   1,294,398
   *AJ Lucas Group, Ltd..................................    37,498      55,614
   *Alchemia, Ltd........................................    57,652      45,035
   #Alesco Corp., Ltd....................................   121,848     383,452
  #*Alkane Resources, Ltd................................   190,707     416,460
   *Alliance Resources, Ltd..............................   108,059      24,377
  #*Allied Gold Mining P.L.C.............................    47,466     147,483
   *Altona Mining, Ltd...................................   156,714      56,811
    Alumina, Ltd.........................................   543,465   1,293,700
   #Alumina, Ltd. Sponsored ADR..........................   468,068   4,446,646
   *Amadeus Energy, Ltd..................................   234,309      61,735
    Amalgamated Holdings, Ltd............................    83,094     548,280
    Amcom Telecommunications, Ltd........................   519,570     205,490
    Amcor, Ltd...........................................   778,258   6,007,129
    Amcor, Ltd. Sponsored ADR............................    30,507     939,005
    AMP, Ltd.............................................   375,144   1,876,267
   *Ampella Mining, Ltd..................................    22,697      60,172
    Ansell, Ltd..........................................   111,681   1,713,667
   *Antares Energy, Ltd..................................   189,154     109,189
    APA Group, Ltd.......................................   284,199   1,254,311
   #APN News & Media, Ltd................................   406,470     493,882
    Aquarius Platinum, Ltd...............................   272,131   1,261,769
  #*Aquila Resources, Ltd................................    47,864     351,996
  #*Arafura Resources, Ltd...............................   327,800     263,989
    ARB Corp., Ltd.......................................    40,854     329,666
    Aristocrat Leisure, Ltd..............................   189,139     506,466
    Asciano Group, Ltd................................... 2,002,712   3,662,887
   #ASG Group, Ltd.......................................    92,490     102,497
  #*Aspire Mining, Ltd...................................    18,310      11,138
    ASX, Ltd.............................................    90,783   2,977,653
  #*Atlantic, Ltd........................................    37,094      66,581
  #*Atlas Iron, Ltd......................................   170,068     755,513
  #*Aurora Oil & Gas, Ltd................................   158,946     553,700
    Ausdrill, Ltd........................................   329,203   1,177,538
   *Ausenco, Ltd.........................................   108,227     300,604
   *Ausgold, Ltd.........................................     8,706      16,553
  #*Austal, Ltd..........................................    93,467     302,785
   *Austar United Communications, Ltd....................   403,781     466,038
    Austbrokers Holdings, Ltd............................    26,915     195,107
    Austin Engineering, Ltd..............................    16,890      88,458
   #Australia & New Zealand Banking Group, Ltd...........   748,690  17,112,962
  #*Australian Agricultural Co., Ltd.....................   270,807     411,774
    Australian Infrastructure Fund.......................   484,881   1,041,793
    Australian Pharmaceutical Industries, Ltd............   476,014     140,950
   *Australian Worldwide Exploration, Ltd................   629,493     864,135
   #Automotive Holdings Group NL.........................   227,517     511,387
   *Avexa, Ltd...........................................   345,190      17,404
    AVJennings, Ltd......................................   143,047      72,164
  #*Azumah Resources, Ltd................................    45,485      27,983
  #*Bandanna Energy, Ltd.................................   143,695     345,140
    Bank of Queensland, Ltd..............................   254,801   2,253,632
  #*Bannerman Resources, Ltd.............................   166,691      79,581

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
   *BC Iron, Ltd.........................................    19,399 $    59,502
    Beach Petroleum, Ltd................................. 1,475,777   1,626,720
   *Beadell Resources, Ltd...............................   296,871     274,814
    Bendigo Bank, Ltd....................................   436,283   4,233,251
    Bendigo Mining, Ltd..................................   255,688      32,269
   *Berkeley Resources, Ltd..............................    45,197      22,332
    BHP Billiton, Ltd. Sponsored ADR.....................    96,474   8,832,195
  #*Billabong International, Ltd.........................   225,837   1,459,066
   *Bionomics, Ltd.......................................    19,472      13,660
   *Biota Holdings, Ltd..................................   217,282     230,117
   *Bisalloy Steel Group, Ltd............................    42,493       9,058
    Blackmores, Ltd......................................     3,331     103,387
   *Blackthorn Resources, Ltd............................     1,635         985
   #BlueScope Steel, Ltd................................. 1,997,974   2,493,599
   *BMA Gold, Ltd........................................   156,916      87,945
    Boart Longyear, Ltd..................................   434,751   1,934,349
   *Boom Logistics, Ltd..................................   320,214     100,079
   #Boral, Ltd...........................................   802,220   3,672,694
  #*Bow Energy, Ltd......................................   398,784     446,152
    Bradken, Ltd.........................................   130,071   1,228,656
   #Brambles, Ltd........................................   192,864   1,464,290
   *Bravura Solutions, Ltd...............................    48,054       6,826
    Breville Group, Ltd..................................    60,870     208,562
    Brickworks, Ltd......................................    84,633     918,720
    BSA, Ltd.............................................    41,919      10,129
   #BT Investment Management, Ltd........................    23,284      57,439
   #Cabcharge Australia, Ltd.............................   127,581     692,999
    Calliden Group, Ltd..................................    35,815       8,606
    Caltex Australia, Ltd................................   163,480   1,911,877
    Campbell Brothers, Ltd...............................    27,955   1,412,866
  #*Cape Lambert Resources, Ltd..........................   443,943     286,452
   *Capral, Ltd..........................................    19,104       5,630
   *Cardno, Ltd..........................................    89,458     529,817
  #*Carnarvon Petroleum, Ltd.............................   672,943     144,018
   *Carnegie Wave Energy, Ltd............................    68,359       6,673
   #carsales.com.au, Ltd.................................    40,111     202,605
   #Cash Converters International, Ltd...................   295,747     249,837
  #*Catalpa Resources, Ltd...............................   158,434     271,672
   #Cellestis, Ltd.......................................    19,018      79,014
   *Centaurus Metals, Ltd................................   152,630      17,602
  #*Central Petroleum, Ltd...............................   352,065      30,182
    Centrebet International, Ltd.........................    22,005      50,760
   *Ceramic Fuel Cells, Ltd..............................   215,128      36,738
   *CGA Mining, Ltd......................................     9,637      25,952
    Challenger Financial Services Group, Ltd.............   457,300   2,455,075
   *ChemGenex Pharmaceuticals, Ltd.......................     6,842         188
   *Citigold Corp., Ltd..................................   806,483      62,685
    Clarius Group, Ltd...................................    29,108      19,184
  #*Clean Seas Tuna, Ltd.................................   158,151      18,203
   *Clinuvel Pharmaceuticals, Ltd........................    13,426      25,104
    Clough, Ltd..........................................   209,415     165,097
   *CMA Corp., Ltd.......................................    82,218       7,858
  #*Coal of Africa, Ltd..................................   247,309     290,232
  #*Coalspur Mines, Ltd..................................   125,315     227,634
    Coca-Cola Amatil, Ltd................................    72,219     897,040
    Cochlear, Ltd........................................    11,653     906,749
  #*Cockatoo Coal, Ltd...................................   845,508     412,980
    Codan, Ltd...........................................     4,156       5,463
    Coffey International, Ltd............................    76,342      58,710
   #Commonwealth Bank of Australia NL....................   254,892  13,783,325
   *Compass Resources, Ltd...............................    18,720          --

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
AUSTRALIA -- (Continued)
   #Computershare, Ltd....................................    98,154 $  882,952
    ConnectEast Group, Ltd................................ 2,550,335  1,483,273
   *Conquest Mining, Ltd..................................   258,190    141,992
   #Consolidated Media Holdings, Ltd......................   121,781    323,621
   *Continental Coal, Ltd................................. 1,721,204     69,864
   *Cooper Energy, Ltd....................................   291,291    129,575
   #Count Financial, Ltd..................................    62,301     69,901
    Coventry Group, Ltd...................................    13,156     33,782
   #Credit Corp. Group, Ltd...............................    37,348    174,849
   *Crescent Gold, Ltd....................................   297,173     21,388
    Crown, Ltd............................................   263,431  2,577,627
   #CSG, Ltd..............................................    86,778     92,625
    CSL, Ltd..............................................    67,090  2,261,707
    CSR, Ltd..............................................   512,662  1,479,549
  #*CuDeco, Ltd...........................................   153,294    553,946
   *Cue Energy Resources, Ltd.............................   287,579     85,349
   #Customers, Ltd........................................    79,921     74,966
   *Dart Energy, Ltd......................................   155,270    114,950
    Data#3, Ltd...........................................     3,162     47,449
   #David Jones, Ltd......................................   275,701    907,052
  #*Decmil Group, Ltd.....................................    42,560    105,152
   *Deep Yellow, Ltd......................................   694,990    129,345
    Devine, Ltd...........................................   439,390    115,586
   *Discovery Metals, Ltd.................................   121,304    193,574
    Domino's Pizza Enterprises, Ltd.......................     3,781     25,308
   #Downer EDI, Ltd.......................................   543,919  2,284,870
  #*Drillsearch Energy, Ltd...............................    46,953     29,922
   #DUET Group, Ltd.......................................   603,685  1,024,763
    DuluxGroup, Ltd.......................................   112,734    322,749
    DWS Advanced Business Solutions, Ltd..................    57,318     92,598
  #*Eastern Star Gas, Ltd.................................   640,145    600,549
   *Echo Entertainment Group, Ltd.........................   591,067  2,603,877
  #*Elders, Ltd........................................... 1,021,426    398,353
  #*Elemental Minerals, Ltd...............................    53,324    104,499
   *Emeco Holdings, Ltd...................................   712,988    899,744
  #*Energy Resources of Australia, Ltd....................    63,425    319,411
  #*Energy World Corp., Ltd...............................   784,015    567,596
    Envestra, Ltd.........................................   697,810    520,633
  #*Equatorial Resources, Ltd.............................     7,296     23,339
    Equity Trustees, Ltd..................................     1,198     18,018
   *eServGlobal, Ltd......................................   105,415     92,000
   #Euroz, Ltd............................................    64,770    117,365
   *Exco Resources, Ltd...................................    59,099     43,136
  #*Extract Resources, Ltd................................    98,791    847,649
   #Fairfax Media, Ltd.................................... 2,641,695  2,551,626
    Fantastic Holdings, Ltd...............................       975      2,036
  #*FAR, Ltd.............................................. 1,268,630     57,275
  .*Ferraus, Ltd..........................................    97,120    106,555
    Finbar Group, Ltd.....................................     2,330      2,402
   #FKP Property Group, Ltd...............................   699,666    487,691
   #Fleetwood Corp., Ltd..................................    54,589    685,399
  #*Fletcher Building, Ltd................................    96,641    679,535
    FlexiGroup, Ltd.......................................   276,345    638,553
   #Flight Centre, Ltd....................................    50,380  1,188,380
  #*Flinders Mines, Ltd................................... 1,107,570    170,288
   *Focus Minerals, Ltd................................... 4,902,193    366,380
   *Forest Enterprises Australia, Ltd.....................   405,363         --
    Forge Group, Ltd......................................    28,782    170,285
   #Fortescue Metals Group, Ltd...........................   134,648    932,800
    Foster's Group, Ltd...................................   403,571  2,235,775
   *Fox Resources, Ltd....................................    21,243      1,573

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
AUSTRALIA -- (Continued)
   *Funtastic, Ltd........................................    54,775 $    3,979
    G8 Education, Ltd.....................................     4,668      3,219
  #*Galaxy Resources, Ltd.................................   282,339    211,260
   *Gascoyne Resources, Ltd...............................     7,514      2,482
   *Geodynamics, Ltd......................................   164,951     58,150
  #*Gindalbie Metals, Ltd. (6369545)......................   454,023    393,222
   *Gindalbie Metals, Ltd. (B3PFYN1)......................     1,585      1,376
  #*Gloucester Coal, Ltd..................................    57,608    588,942
   *Golden West Resources, Ltd............................    23,675     14,830
    Goodman Fielder, Ltd.................................. 1,630,420  1,608,264
   #Graincorp, Ltd. Series A..............................   204,286  1,760,384
   *Grange Resources, Ltd.................................   886,824    510,814
  #*Great Southern, Ltd...................................   123,895         --
   *Greenland Minerals & Energy, Ltd......................   131,180     87,534
  #*Gryphon Minerals, Ltd.................................    99,679    204,766
   #GUD Holdings, Ltd.....................................    63,110    587,812
   *Gujarat NRE Coking Coal, Ltd..........................    46,225     14,977
  #*Gunns, Ltd............................................ 1,359,648    372,256
   #GWA Group, Ltd........................................   271,335    773,826
   #Harvey Norman Holdings, Ltd...........................   588,498  1,408,087
    Hastie Group, Ltd.....................................   231,440     38,076
   *Heron Resources, Ltd..................................   146,270     28,774
  #*HFA Holdings, Ltd.....................................   133,879    177,844
   *Highlands Pacific, Ltd................................   464,187    153,085
  #*Hillgrove Resources, Ltd..............................   622,591    177,202
   #Hills Holdings, Ltd...................................   255,144    324,030
  #*Horizon Oil, Ltd......................................   860,087    297,905
   *Icon Energy, Ltd......................................   357,233     64,824
   *IDT Australia, Ltd....................................    16,841      6,942
   #iiNet, Ltd............................................   117,996    312,366
    Iluka Resources, Ltd..................................   147,991  2,885,021
    Imdex, Ltd............................................   145,770    376,641
    IMF Australia, Ltd....................................    66,357    110,708
    Incitec Pivot, Ltd.................................... 1,051,859  4,556,631
    Independence Group NL.................................   150,553    967,838
   *Indo Mines, Ltd.......................................    14,045      9,265
   *Indophil Resources NL.................................   374,402    160,621
    Industrea, Ltd........................................   348,230    451,028
    Infigen Energy, Ltd...................................   668,377    242,473
    Infomedia, Ltd........................................    80,383     20,725
   *Innamincka Petroleum, Ltd.............................    76,673     13,844
    Insurance Australia Group, Ltd........................ 1,356,137  4,876,825
  #*Integra Mining, Ltd...................................   737,553    385,751
    Integrated Research, Ltd..............................    22,833      9,273
  #*Intrepid Mines, Ltd...................................   385,054    754,305
    Invocare, Ltd.........................................    49,440    381,621
    IOOF Holdings, Ltd....................................   256,228  1,820,046
    Iress Market Technology, Ltd..........................    51,253    486,388
   *Iron Ore Holdings, Ltd................................    39,023     57,277
   *James Hardie Industries SE............................   158,446    994,992
   *James Hardie Industries SE Sponsored ADR..............     8,092    253,846
   #JB Hi-Fi, Ltd.........................................    40,600    668,353
   *Kagara, Ltd...........................................   631,634    423,048
   *Kangaroo Resources, Ltd...............................   157,028     25,823
   *Karoon Gas Australia, Ltd.............................    56,204    271,865
   *Kasbah Resources, Ltd.................................   105,147     27,150
   *Kimberley Metals, Ltd.................................    17,847      6,173
   *Kimberley Rare Earths, Ltd............................     1,586        287
   *Kings Minerals NL.....................................   350,154     88,546
   #Kingsgate Consolidated, Ltd...........................    79,664    775,942
  #*Kingsrose Mining, Ltd.................................    71,175    113,157

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
   *Lednium, Ltd.........................................    21,998 $     1,933
   #Leighton Holdings, Ltd...............................    21,863     507,868
    Lend Lease Group NL..................................   427,174   4,154,655
    Linc Energy, Ltd.....................................   255,112     786,978
  #*Liquefied Natural Gas, Ltd...........................   149,876      64,198
    Lycopodium, Ltd......................................     6,626      44,503
  #*Lynas Corp., Ltd..................................... 1,060,591   2,487,568
    M2 Telecommunications Group, Ltd.....................    50,933     177,673
    Macarthur Coal, Ltd..................................   178,157   3,045,923
    MacMahon Holdings, Ltd...............................   791,254     501,652
    Macquarie Group, Ltd.................................   227,101   6,879,025
    MAP Group, Ltd.......................................   108,242     387,333
   *Marengo Mining, Ltd..................................   103,260      25,036
  #*Marion Energy, Ltd...................................   119,950       1,847
    Matrix Composites & Engineering, Ltd.................    24,634     180,713
    MaxiTRANS Industries, Ltd............................    98,645      28,700
    McMillan Shakespeare, Ltd............................    30,386     309,427
   #McPherson's, Ltd.....................................    54,641     184,624
   #Medusa Mining, Ltd...................................    45,183     350,113
   #Melbourne IT, Ltd....................................    67,703     131,688
  #*MEO Australia, Ltd...................................   521,615     103,042
   #Mermaid Marine Australia, Ltd........................   221,178     732,902
  #*Mesoblast, Ltd.......................................    26,837     267,532
   *Metals X, Ltd........................................   522,805     137,586
    Metcash, Ltd.........................................   409,020   1,867,770
   *Metgasco, Ltd........................................    72,218      28,143
  #*Metminco, Ltd........................................   664,697     218,000
  #*MHM Metals, Ltd......................................    39,181      43,415
  #*Minara Resources, Ltd................................   482,180     353,991
   #Mincor Resources NL..................................   249,188     244,428
   *Mineral Deposits, Ltd................................    60,869     372,776
   #Mineral Resources, Ltd...............................    45,868     615,046
  #*Mirabela Nickel, Ltd.................................   377,372     781,281
   *Molopo Energy, Ltd...................................   321,762     277,537
  #*Moly Mines, Ltd......................................   107,349      81,116
    Monadelphous Group, Ltd..............................    23,173     486,873
    Mortgage Choice, Ltd.................................    69,926     101,290
  #*Mount Gibson Iron, Ltd...............................   659,506   1,301,782
    MSF Sugar, Ltd.......................................    19,700      76,384
  #*Murchison Metals, Ltd................................   906,153     771,262
  #*Myer Holdings, Ltd...................................   635,433   1,611,033
   *Nanosonics, Ltd......................................    11,184       9,462
   #National Australia Bank, Ltd.........................   818,494  21,550,256
  #*Navigator Resources, Ltd.............................    65,718       1,872
   #Navitas, Ltd.........................................   116,724     482,233
  #*Neptune Marine Services, Ltd.........................   361,784      14,310
    New Hope Corp., Ltd..................................   332,992   1,963,262
    Newcrest Mining, Ltd.................................   222,405   9,698,429
  #*Newland Resources, Ltd...............................   582,064      51,058
   *Nexbis, Ltd..........................................   425,000      44,589
   *Nexus Energy, Ltd....................................   920,293     283,056
    NIB Holdings, Ltd....................................   338,206     501,787
   *Nido Petroleum, Ltd.................................. 1,055,002      76,270
  #*Noble Mineral Resources, Ltd.........................   255,265     182,297
   *Norfolk Group, Ltd...................................    80,631     114,677
   *Northern Iron, Ltd...................................    38,814      78,827
   *Northern Star Resources, Ltd.........................    34,311      17,326
   *Norton Gold Fields, Ltd..............................    96,816      18,685
   *Novogen, Ltd. Sponsored ADR..........................     2,215       2,060
    NRW Holdings, Ltd....................................   213,075     662,586
   *Nucoal Resources NL..................................    13,994       5,613

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
   *Nufarm, Ltd..........................................   147,849 $   704,634
    Oakton, Ltd..........................................    46,008     108,751
    Oil Search, Ltd......................................   389,477   2,922,321
   #OneSteel, Ltd........................................ 1,845,980   3,573,001
    Orica, Ltd...........................................   112,734   3,176,893
    Origin Energy, Ltd...................................   718,350  11,575,546
  #*Orocobre, Ltd........................................    13,522      30,791
   #OrotonGroup, Ltd.....................................     1,644      13,230
   *Otto Energy, Ltd.....................................   168,000      15,134
   *OZ Minerals, Ltd.....................................   258,700   3,862,918
    Pacific Brands, Ltd.................................. 1,386,628     990,282
  #*Paladin Energy, Ltd..................................   438,064   1,258,573
   *Pan Pacific Petroleum NL.............................   245,063      35,034
   *PanAust, Ltd.........................................   151,274     680,738
    Panoramic Resources, Ltd.............................   254,665     496,834
   *Paperlinx, Ltd.......................................   745,156     114,537
    Patties Foods, Ltd...................................     5,122       9,252
   #Peet, Ltd............................................   160,385     254,958
  #*Peninsula Energy, Ltd................................ 1,995,449     157,689
  #*Perilya, Ltd.........................................   170,128     133,658
   #Perpetual Trustees Australia, Ltd....................    27,025     697,789
  #*Perseus Mining, Ltd..................................   158,721     541,808
   *Petsec Energy, Ltd...................................    48,701       9,079
  #*Pharmaxis, Ltd.......................................   149,884     180,765
   *Photon Group, Ltd.................................... 1,058,870      41,894
   #Platinum Asset Mangement, Ltd........................    69,002     295,024
   *Platinum Australia, Ltd..............................   400,751     133,691
   *Pluton Resources, Ltd................................   121,600      39,938
    PMP, Ltd.............................................   379,844     218,734
   *Po Valley Energy, Ltd................................    16,224       5,686
   *Port Bouvard, Ltd....................................    67,926       3,361
   *Poseidon Nickel, Ltd.................................    48,747      10,179
   #Premier Investments, Ltd.............................    67,037     408,271
  #*Prima Biomed, Ltd....................................   447,715     127,442
   #Primary Health Care, Ltd.............................   560,466   1,992,605
   *Prime Aet&D Holdings No.1, Ltd.......................        26           1
    Prime Media Group, Ltd...............................    87,075      63,983
  #*PrimeAg, Ltd. (B29NSJ8)..............................    14,710      18,287
   *PrimeAg, Ltd. (B50ZR19)..............................    11,315      14,047
    Programmed Maintenance Service, Ltd..................   132,845     286,521
   *Qantas Airways, Ltd..................................   581,314   1,178,165
   #QBE Insurance Group, Ltd.............................   319,592   5,751,578
   *QRxPharma, Ltd.......................................     2,820       4,483
   *Ramelius Resources, Ltd..............................   303,592     458,848
    Ramsay Health Care, Ltd..............................    61,018   1,170,363
    RCR Tomlinson, Ltd...................................    82,636     152,114
    REA Group, Ltd.......................................     6,487      85,198
    Reckon, Ltd..........................................    26,821      75,716
  #*Red 5, Ltd...........................................    36,828       6,070
    Redflex Holdings, Ltd................................    49,622      96,190
    Reece Australia, Ltd.................................    10,902     247,540
   *Reed Resources, Ltd..................................   171,581      84,003
    Regional Express Holdings, Ltd.......................    17,416      17,028
   *Regis Resources, Ltd.................................   110,695     330,972
   #Reject Shop, Ltd. (The)..............................    13,602     162,036
   *Resolute Mining, Ltd.................................   531,417     788,760
   *Resource & Investment NL.............................    65,253      75,957
   *Resource Generation, Ltd.............................   232,328     171,186
    Retail Food Group, Ltd...............................    47,515     123,603
   *Reverse Corp., Ltd...................................     5,700         313
  #*Rex Minerals, Ltd....................................   108,715     272,436

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
  #*Rialto Energy, Ltd...................................   282,993 $   117,896
    Ridley Corp., Ltd....................................   390,725     514,920
    Rio Tinto, Ltd.......................................   126,825  11,111,438
   *RiverCity Motorway Group, Ltd........................   133,238          --
   *Robust Resources, Ltd................................    39,386      65,632
  #*Roc Oil Co., Ltd.....................................   921,934     338,958
   #SAI Global, Ltd......................................   170,233     843,241
   *Salinas Energy, Ltd..................................    50,875      21,722
   #Salmat, Ltd..........................................    68,805     258,351
  #*Samson Oil & Gas, Ltd................................   404,382      56,409
  #*Samson Oil & Gas, Ltd. Sponsored ADR.................    43,150     121,683
  #*Sandfire Resources NL................................    46,996     402,638
   #Santos, Ltd..........................................   529,545   7,492,181
   *Saracen Mineral Holdings, Ltd........................   430,745     283,954
    Sedgman, Ltd.........................................    72,305     151,149
   #Seek, Ltd............................................    69,070     501,240
   #Select Harvests, Ltd.................................    19,859      40,326
   *Senex Energy, Ltd....................................   136,677      68,322
    Servcorp, Ltd........................................    31,948     104,270
  #*Service Stream, Ltd..................................   191,438     102,111
    Seven Group Holdings, Ltd............................   192,011   1,927,310
   #Seven West Media, Ltd................................    66,417     261,634
   #Sigma Pharmaceuticals, Ltd........................... 1,439,035     718,341
  #*Silex System, Ltd....................................    70,513     226,083
   *Silver Lake Resources, Ltd...........................   112,144     249,930
    Sims Metal Management, Ltd...........................   181,599   3,363,646
   *Sino Strategic International, Ltd....................     9,056       2,786
    Sirtex Medical, Ltd..................................    10,536      58,949
   *Skilled Group, Ltd...................................   133,553     330,044
    Slater & Gordon, Ltd.................................     9,519      24,753
    SMS Management & Technology, Ltd.....................    37,145     247,904
    Sonic Healthcare, Ltd................................   190,504   2,543,919
   #Southern Cross Media Group, Ltd......................   630,795     956,234
    SP Ausnet, Ltd.......................................   524,806     529,775
   #SP Telemedia, Ltd....................................   428,098     715,986
    Spark Infrastructure Group, Ltd......................   784,602   1,118,452
    Specialty Fashion Group, Ltd.........................    29,122      25,891
    Spotless Group, Ltd..................................   420,369     941,471
  #*St. Barbara, Ltd.....................................   323,679     654,449
   *Starpharma Holdings, Ltd.............................    77,842     131,717
   *Straits Resources, Ltd...............................   233,593     201,855
    Structural Systems, Ltd..............................    27,729      24,021
   #STW Communications Group, Ltd........................   347,932     358,358
    Suncorp Group, Ltd...................................   847,644   6,897,332
   *Sundance Energy Australia, Ltd.......................   159,815     139,508
   *Sundance Resources, Ltd.............................. 1,191,078     686,077
   *Sunland Group, Ltd...................................   144,886      92,388
   #Super Retail Group, Ltd..............................    64,690     495,235
   *Swick Mining Services, Ltd...........................   101,218      42,155
    Symex Holdings, Ltd..................................    28,714      13,268
    TABCORP Holdings, Ltd................................   591,067   2,087,689
    Talent2 International, Ltd...........................    70,115     108,342
  #*Tanami Gold NL.......................................    82,846      92,829
   *Tap Oil, Ltd.........................................   383,218     353,494
    Tassal Group, Ltd....................................   107,949     168,249
    Tatts Group, Ltd..................................... 1,530,764   3,902,832
    Technology One, Ltd..................................    79,299      95,898
    Telstra Corp., Ltd...................................   256,153     840,250
   #Telstra Corp., Ltd. ADR..............................    36,500     600,425
    Ten Network Holdings, Ltd............................ 1,051,387   1,244,495
   *Teranga Gold Corp....................................    41,624     105,103

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
AUSTRALIA -- (Continued)
  #*Terramin Australia, Ltd.............................    48,195 $     15,099
   *Texon Petroleum, Ltd................................    34,100       19,867
   #TFS Corp., Ltd......................................   164,264      142,754
    Thakral Holdings Group, Ltd.........................   359,367      214,898
    ThinkSmart, Ltd.....................................    31,640       22,751
    Thorn Group, Ltd....................................   169,921      356,514
  #*Tiger Resources, Ltd................................   130,851       70,943
   #Toll Holdings, Ltd..................................   731,899    3,635,823
   *Toro Energy, Ltd....................................    33,302        3,097
    Tox Free Solutions, Ltd.............................    67,556      155,542
   #Transfield Services, Ltd............................   589,039    2,160,726
   *Transpacific Industries Group, Ltd..................   549,114      551,025
    Transurban Group, Ltd...............................   227,513    1,273,749
   *Treasury Wine Estates, Ltd..........................   117,649      444,617
    Troy Resources NL...................................    78,074      347,301
    Trust Co., Ltd. (The)...............................    16,059      100,779
    UGL, Ltd............................................   141,493    2,083,794
   *UXC, Ltd............................................   255,131      183,085
   *Venture Minerals, Ltd...............................    80,054       41,838
   *View Resources, Ltd.................................     7,164          150
   #Village Roadshow, Ltd...............................   112,631      409,767
   *Virgin Blue Holdings, Ltd........................... 3,195,173    1,036,383
   *Vision Group Holdings, Ltd..........................    10,000        1,267
    Warrnambool Cheese & Butter Factory Co. Holding,
      Ltd...............................................    11,897       53,530
    Washington H. Soul Pattinson & Co., Ltd.............   188,055    2,670,978
    Watpac, Ltd.........................................   134,388      206,654
    WDS, Ltd............................................    74,726       70,972
   #Webjet, Ltd.........................................    37,950       81,882
   *Webster, Ltd........................................    13,767        5,809
   #Wesfarmers, Ltd.....................................   376,769   12,117,248
   #Western Areas NL....................................    61,273      394,533
   #Westpac Banking Corp................................   593,916   13,297,774
   #Westpac Banking Corp. Sponsored ADR.................    52,460    5,894,406
  #*White Energy Co., Ltd...............................   240,796      566,385
  .*White Energy Co., Ltd. 2011 Performance Shares......     5,217       12,265
   #Whitehaven Coal, Ltd................................    89,830      649,290
    WHK Group, Ltd......................................   240,888      227,628
   #Wide Bay Australia, Ltd.............................    20,950      192,517
   *Willmott Forests, Ltd...............................    46,112           --
  #*Windimurra Vanadium, Ltd............................    62,376       11,649
   #Woodside Petroleum, Ltd.............................    70,459    2,968,934
    Woolworths, Ltd.....................................    78,113    2,311,002
    WorleyParsons, Ltd..................................    25,579      772,898
   #Wotif.com Holdings, Ltd.............................    51,871      261,877
   *WPG Resources, Ltd..................................   180,332      196,163
                                                                   ------------
TOTAL AUSTRALIA.........................................            406,148,829
                                                                   ------------
AUSTRIA -- (0.5%)
    Agrana Beteiligungs AG..............................     3,273      397,548
    Andritz AG..........................................    13,331    1,293,156
  #*A-TEC Industries AG.................................    19,046       52,509
    Atrium European Real Estate, Ltd. AG................    93,682      599,819
   *Austria Technologie & Systemtechnik AG..............     2,890       51,320
   *Bwin.Party Digital Entertainment P.L.C..............   169,177      380,195
    BWT AG..............................................     2,227       53,209
  #*CA Immobilien Anlagen AG............................    41,420      697,887
   *Constantia Packaging AG Escrow Shares...............    10,441           --
    Erste Group Bank AG.................................   130,755    6,251,467
    EVN AG..............................................    17,568      286,921
    Flughafen Wien AG...................................     8,922      439,772
    Frauenthal Holding AG...............................       198        3,291

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
AUSTRIA -- (Continued)
  #*Intercell AG........................................    18,738 $    75,684
   #Kapsch TrafficCom AG................................     1,533     132,803
    Lenzing AG..........................................     4,389     537,701
    Mayr-Melnhof Karton AG..............................     5,774     609,326
    Oberbank AG.........................................     2,295     153,182
   #Oesterreichischen Post AG...........................    22,183     660,039
    OMV AG..............................................   102,615   4,090,482
    Palfinger AG........................................     4,422     144,985
   #Raiffeisen Bank International AG....................    52,396   2,619,690
   #RHI AG..............................................    11,381     303,821
    Rosenbauer International AG.........................     1,136      59,519
   *S IMMO AG...........................................       525       3,431
   *S&T System Integration & Technology Distribution AG.       164         634
    Schoeller-Bleckmann Oilfield Equipment AG...........     7,442     725,647
    Semperit Holding AG.................................     3,037     147,423
   *Strabag SE..........................................    39,798   1,144,739
    Telekom Austria AG..................................    65,761     805,550
    Telekom Austria AG ADR..............................     4,200     103,320
    Uniqa Versicherungen AG.............................    35,466     702,411
   #Verbund AG..........................................    12,314     502,853
    Vienna Insurance Group AG Wiener Versicherung
      Gruppe............................................    34,301   1,823,326
    Voestalpine AG......................................    96,025   4,971,089
  #*Warimpex Finanz und Beteiligungs AG.................     7,537      21,981
    Wienerberger AG.....................................   152,106   2,436,221
    Wolford AG..........................................     1,281      45,258
   #Zumtobel AG.........................................    27,628     647,874
                                                                   -----------
TOTAL AUSTRIA...........................................            33,976,083
                                                                   -----------
BELGIUM -- (1.0%)
   *Ablynx NV...........................................     1,580      17,175
    Ackermans & van Haaren NV...........................    27,931   2,470,050
    Ageas SA............................................ 2,878,389   5,901,256
   *Agfa-Gevaert NV.....................................   245,838     968,709
    Anheuser-Busch InBev NV.............................   131,117   7,546,411
    Anheuser-Busch InBev NV Sponsored ADR...............    40,451   2,329,169
    Arseus NV...........................................    15,856     257,508
    Banque Nationale de Belgique SA.....................       220     922,695
    Barco NV............................................    18,231   1,305,343
   #Bekaert SA..........................................    40,932   2,479,221
    Belgacom SA.........................................    27,128     946,279
    Colruyt SA..........................................    11,475     558,170
    Compagnie d'Entreprises SA..........................    10,103     660,104
    Compagnie Immobiliere de Belgique SA................     2,181      91,647
    Compagnie Maritime Belge SA.........................    16,406     414,195
   *Deceuninck NV.......................................    78,383     160,771
    Delhaize Group SA...................................    21,298   1,531,604
    Delhaize Group SA Sponsored ADR.....................    65,538   4,752,816
  #*Devgen NV...........................................     5,605      48,785
  #*Dexia SA............................................   675,365   1,784,074
    D'ieteren SA........................................    24,551   1,670,383
    Duvel Moorgat SA....................................       360      36,709
    Econocom Group SA...................................     4,469      98,107
   #Elia System Operator SA.............................    18,374     752,207
    Euronav SA..........................................    20,814     230,532
    EVS Broadcast Equipment SA..........................     6,473     407,302
    Exmar NV............................................    42,234     318,715
   *Galapagos NV........................................    21,726     229,457
    Gimv NV.............................................     2,729     166,341
    Hamon & Compagnie International SA..................       743      28,263
    Image Recognition Integrated Systems (I.R.I.S.) SA..       843      38,068
    Ion Beam Applications SA............................    17,638     153,033

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
BELGIUM -- (Continued)
    Jensen-Group NV........................................   2,121 $    30,792
   #KBC Groep NV........................................... 108,970   3,845,041
    Kinepolis Group NV.....................................  11,934     897,079
    Lotus Bakeries NV......................................      24      12,797
    Melexis NV.............................................   8,929     138,337
    Mobistar SA............................................   8,610     600,122
  #*Nyrstar NV............................................. 182,217   2,413,728
    Omega Pharma SA........................................  24,139   1,189,656
   *Option NV..............................................  88,995      56,112
   *RealDolmen NV..........................................   1,244      26,460
    Recticel SA............................................  28,985     307,847
    Rosier SA..............................................      38      16,752
    Roularta Media Group NV................................  12,286     373,678
   *SAPEC SA...............................................     190      14,191
    Sioen Industries NV....................................   4,626      39,518
    Sipef NV...............................................   6,538     597,999
    Solvay SA..............................................  49,042   7,384,605
   *Telenet Group Holding NV...............................  19,890     810,538
    Tessenderlo Chemie NV..................................  38,332   1,538,658
  #*ThromboGenics NV.......................................  18,779     452,849
   *TiGenix NV.............................................  13,986      17,027
    UCB SA.................................................  91,631   4,214,392
    Umicore SA.............................................  65,612   3,342,478
    Van de Velde NV........................................   2,267     121,270
    VPK Packaging Group SA.................................   1,132      49,182
                                                                    -----------
TOTAL BELGIUM..............................................          67,766,207
                                                                    -----------
CANADA -- (9.8%)
   *20-20 Technologies, Inc................................     600       1,947
   *5N Plus, Inc...........................................  28,757     249,511
    Aastra Technologies, Ltd...............................  13,736     265,677
    Aberdeen International, Inc............................   9,829       8,847
  #*Absolute Software Corp.................................  21,700      94,254
   *Advantage Oil & Gas, Ltd............................... 186,593   1,296,748
   #Aecon Group, Inc.......................................  80,882     713,627
  #*AEterna Zentaris, Inc..................................  28,466      56,309
   #AG Growth International, Inc...........................   2,570     120,558
   #AGF Management, Ltd. Class B........................... 139,156   2,531,301
   #Agnico-Eagle Mines, Ltd................................  20,425   1,135,993
    Agrium, Inc............................................  55,700   4,874,224
   *Ainsworth Lumber Co., Ltd..............................  64,174     147,766
  #*Air Canada.............................................  29,320      65,057
    Akita Drilling, Ltd....................................  11,400     144,372
  #*Alacer Gold Corp.......................................  95,122     923,892
    Alamos Gold, Inc.......................................  55,200     978,111
   *AlarmForce Industries, Inc.............................   2,900      31,566
   *Alexco Resource Corp...................................  25,900     192,193
   *Alexis Minerals Corp................................... 154,000      13,700
    Algoma Central Corp....................................   1,186     119,785
    Algonquin Power & Utilities Corp....................... 129,867     770,680
    Alimentation Couche-Taro, Inc. Class B.................  69,300   2,186,818
    Alliance Grain Traders, Inc............................  10,534     278,606
   #AltaGas, Ltd...........................................  76,762   2,125,828
   *Alter NRG Corp.........................................   7,400       6,506
   *Alterra Power Corp.....................................  99,945      81,592
   *Altius Minerals Corp...................................  33,800     407,885
    Amerigo Resources, Ltd................................. 141,600     137,828
   *Anderson Energy, Ltd................................... 114,562      93,525
    Andrew Peller, Ltd.....................................   2,000      19,572
   *Angle Energy, Inc......................................  66,917     671,656
   *Antrim Energy, Inc..................................... 110,600     121,545

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
CANADA -- (Continued)
   *Anvil Mining, Ltd...................................... 166,900 $ 1,159,889
   #ARC Resources, Ltd..................................... 136,401   3,556,177
  #*Argonaut Gold, Inc.....................................  23,767     145,022
   #Armtec Infrastructure, Inc.............................   7,999      29,972
  #*Arsenal Energy, Inc.................................... 124,346     104,115
    Astral Media, Inc. Class A.............................  49,794   1,902,746
    Atco, Ltd. Class I.....................................  23,300   1,502,203
   #Atlantic Power Corp....................................  56,189     873,901
   *Atna Resource, Ltd.....................................   5,200       3,265
   *Atrium Innovations, Inc................................  38,636     605,754
   *ATS Automation Tooling System, Inc.....................  97,848     798,801
  #*Augusta Resource Corp..................................  60,254     298,290
  #*Aura Minerals, Inc..................................... 174,033     362,474
  #*AuRico Gold, Inc....................................... 179,400   2,178,073
   *Aurizon Mines, Ltd.....................................  77,400     455,270
  #*Avalon Rare Metals, Inc................................  15,400      85,103
   #AvenEx Energy Corp.....................................  12,336      70,753
  #*Avion Gold Corp........................................ 213,208     446,299
   *AXIA NetMedia Corp.....................................  50,400      61,190
   *Azure Dynamics Corp.................................... 109,500      25,786
   *B2Gold Corp............................................ 298,857   1,025,957
  #*Baja Mining Corp....................................... 204,518     244,022
  #*Ballard Power Systems, Inc............................. 162,070     252,744
   #Bank of Montreal....................................... 206,973  13,003,914
   #Bank of Nova Scotia.................................... 186,858  10,596,019
  #*Bankers Petroleum, Ltd.................................  56,033     351,874
    Barrick Gold Corp...................................... 146,418   6,980,313
   #Baytex Energy Corp.....................................  15,900     887,484
   #BCE, Inc............................................... 124,816   4,762,982
   #Bell Aliant, Inc....................................... 124,019   3,595,506
   *Bellatrix Exploration, Ltd............................. 123,960     639,618
  #*BioExx Specialty Proteins, Ltd.........................  33,791      33,245
   *BioteQ Environmental Technologies, Inc.................   4,900       3,231
   *Birch Mountain Resources, Ltd..........................   1,200           6
  #*Birchcliff Energy, Ltd.................................  97,100   1,410,590
    Bird Construction, Inc.................................   4,900      61,029
   #Black Diamond Group, Ltd...............................  10,000     333,874
   *BlackPearl Resources, Inc.............................. 252,562   1,575,456
    BMTC Group, Inc........................................   1,600      35,535
  #*BNK Petroleum, Inc.....................................  10,779      48,624
    Bombardier, Inc........................................  22,718     137,433
   #Bombardier, Inc. Class B............................... 202,000   1,222,000
   #Bonavista Energy Corp..................................  42,556   1,280,533
   #Bonterra Energy Corp...................................   6,100     356,251
   *Boralex, Inc. Class A..................................  27,789     233,841
   *Breakwater Resources, Ltd..............................  80,608     626,000
   *Brick, Ltd. (The)......................................   8,500      22,597
   *Bridgewater Systems Corp...............................   7,900      67,552
  #*Brigus Gold Corp.......................................  38,457      64,400
    Brookfield Asset Management, Inc. Class A..............  63,400   1,997,321
   #Brookfield Properties Corp.............................  40,100     761,751
   *Brookfield Residential Properties, Inc.................   3,123      31,215
  #*Burcon NutraScience Corp...............................   6,400      58,209
   *C&C Energia, Ltd.......................................     800       8,499
    CAE, Inc............................................... 198,315   2,594,524
   *Caledonia Mining Corp..................................  83,000       8,687
   #Calfrac Well Services, Ltd.............................  28,700   1,090,687
    Calian Technologies, Ltd...............................   1,677      35,455
   *Calmena Energy Services, Inc........................... 102,654      59,092
   *Calvalley Petroleum, Inc...............................  90,892     197,870
    Cameco Corp............................................ 163,800   4,356,228

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
CANADA -- (Continued)
    Canaccord Capital, Inc................................. 132,452 $ 1,788,300
    Canada Bread Co., Ltd..................................   7,900     388,613
   #Canadian Energy Services & Technology Corp.............  14,895     186,918
    Canadian Helicopters Group, Inc........................   6,098     163,388
   #Canadian Imperial Bank of Commerce..................... 117,918   9,006,914
    Canadian National Railway Co...........................  54,400   4,078,932
    Canadian National Resources, Ltd....................... 302,300  12,206,535
    Canadian Oil Sands, Ltd................................  29,300     800,694
    Canadian Pacific Railway, Ltd..........................  98,515   6,290,649
   #Canadian Tire Corp. Class A............................  81,210   4,965,501
   #Canadian Utilities, Ltd. Class A.......................  67,500   3,983,097
   #Canadian Western Bank..................................  59,800   1,905,814
  #*Canadian Zinc Corp.....................................  74,236      55,942
    Canam Group, Inc. Class A..............................  50,600     353,239
   *Candente Copper Corp...................................   9,800      14,873
   *Candente Gold Corp.....................................   1,960       1,046
   *Canfor Corp............................................ 111,800   1,204,063
    Canfor Pulp Products, Inc..............................  26,135     468,841
   *Cangene Corp...........................................  35,800      58,827
   *Canickel Mining, Ltd...................................  54,500       4,563
    Capital Power Corp.....................................  21,500     550,186
    Capstone Infrastructure Corp...........................  47,066     362,065
  #*Capstone Mining Corp................................... 188,485     698,348
  #*Cardero Resource Corp..................................  42,958      56,201
   *Cardiome Pharma Corp...................................  17,900      88,989
   *Carpathian Gold, Inc................................... 218,891     142,040
    Cascades, Inc..........................................  93,665     605,840
   #Cash Store Financial Services, Inc. (The)..............   7,699      94,117
   *Catalyst Paper Corp.................................... 496,598      59,772
    Cathedral Energy Services, Ltd.........................  12,755     113,873
    CCL Industries, Inc. Class B...........................  34,100   1,156,356
   *CE Franklin, Ltd.......................................  13,700     130,913
   *Celestica, Inc......................................... 228,200   2,003,870
   *Celtic Exploration, Ltd................................  62,500   1,577,791
    Cenovus Energy, Inc.................................... 208,817   8,027,472
    Centerra Gold, Inc.....................................  66,006   1,293,937
   *Cequence Energy, Ltd...................................  54,018     237,454
   *CGI Group, Inc......................................... 159,086   3,419,987
   *China Gold International Resources Corp., Ltd..........  69,400     262,942
   *Chinook Energy, Inc....................................  26,878      58,794
    Churchill Corp. Class A (The)..........................  16,103     291,740
   #CI Financial Corp......................................  29,000     672,301
   *CIC Energy Corp........................................  53,350     129,543
   #Cineplex, Inc..........................................  35,519     895,549
    Clairvest Group, Inc...................................   1,100      18,570
   *Clarke, Inc............................................  13,900      64,375
  #*Claude Resources, Inc.................................. 127,192     226,308
  #*Cline Mining Corp......................................  25,400      57,954
   #CML HealthCare, Inc....................................  57,062     542,282
   *Coastal Contacts, Inc..................................  16,400      47,031
    Cogeco Cable, Inc......................................  17,620     886,671
    Colabor Group, Inc.....................................  25,221     246,548
   *Colossus Minerals, Inc.................................  33,000     270,093
  #*COM DEV International, Ltd.............................  87,600     187,953
   *Compton Petroleum Corp................................. 128,200      16,772
    Computer Modelling Group, Ltd..........................   6,130      82,123
   *Connacher Oil & Gas, Ltd............................... 411,950     444,093
    Constellation Software, Inc............................   1,200      92,313
   #Contrans Group, Inc....................................  16,282     144,850
   *Copper Mountain Mining Corp............................  21,750     159,349
    Corby Distilleries, Ltd................................  10,250     176,474

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
CANADA -- (Continued)
  #*Corridor Resources, Inc...............................    89,500 $  283,830
   #Corus Entertainment, Inc. Class B.....................   117,100  2,627,687
  #*Corvus Gold, Inc......................................     5,900      3,211
  #*Cott Corp.............................................   135,894  1,126,464
   #Crescent Point Energy Corp............................   116,700  5,245,973
  #*Crew Energy, Inc......................................    73,108  1,163,056
  #*Crocodile Gold Corp...................................   102,646     70,905
   *Crocotta Energy, Inc..................................    24,448     76,764
   *Crystallex International Corp.........................   264,783     30,484
    CVTech Group, Inc.....................................     9,700     10,863
   *Cyberplex, Inc........................................     8,700        911
   *Davis & Henderson Income Corp.........................    52,703  1,014,951
   #Daylight Energy, Ltd..................................   218,371  2,093,546
   *Delphi Energy Corp....................................   119,488    298,892
  #*Denison Mines Corp....................................   344,770    728,908
   *Descartes Systems Group, Inc. (The)...................    54,629    376,791
  #*Detour Gold Corp......................................    31,793    999,261
   *DHX Media, Ltd........................................    17,231     15,510
    DirectCash Payments, Inc..............................     1,047     24,722
    Dollarama, Inc........................................    30,462  1,018,960
    Dorel Industries, Inc. Class B........................    33,900    993,104
  #*DragonWave, Inc.......................................    40,406    206,375
  #*Duluth Metals, Ltd....................................    18,800     56,275
  #*Dundee Capital Markets, Inc...........................    58,300     71,391
  #*Dundee Precious Metals, Inc...........................   122,061  1,059,067
   *Dynasty Metals & Mining, Inc..........................    27,857     87,759
   *Eastern Platinum, Ltd................................. 1,014,200  1,061,489
   *Eastmain Resources, Inc...............................    30,500     39,264
    easyhome, Ltd.........................................       500      4,056
  #*ECU Silver Mining, Inc................................    58,100     43,174
   *EGI Financial Holdings, Inc...........................       900      7,988
    E-L Financial Corp., Ltd..............................        88     42,966
    Eldorado Gold Corp....................................   226,848  3,905,646
   *Electrovaya, Inc......................................    13,700     24,376
   #Emera, Inc............................................    16,017    529,569
    Empire Co., Ltd. Class A..............................    31,736  1,925,186
   #Enbridge Income Fund Holdings, Inc....................    12,382    233,009
   #Enbridge, Inc.........................................   142,270  4,671,108
   #Encana Corp...........................................   288,024  8,449,749
  #*Endeavour Mining Corp.................................    72,012    170,336
   *Endeavour Silver Corp.................................    42,825    418,188
    Enerflex, Ltd.........................................    43,900    539,417
   #Enerplus Corp.........................................   135,717  4,231,524
    Enghouse Systems, Ltd.................................    11,429    115,432
    Ensign Energy Services, Inc...........................   135,400  2,916,460
   *Entree Gold, Inc......................................    34,600     78,221
   *Epsilon Energy, Ltd...................................    56,542    205,941
   *Equal Energy, Ltd.....................................       500      3,156
    Equitable Group, Inc..................................    13,470    409,972
   *Essential Energy Services, Ltd........................     5,500     12,664
  #*Euro Goldfields, Ltd..................................   148,900  1,882,581
    Evertz Technologies, Ltd..............................    11,200    148,286
  #*Excellon Resources, Inc...............................    77,000     63,666
    Exchange Income Corp..................................     4,802    105,041
    Exco Technologies, Ltd................................     7,600     31,022
  #*Exeter Resource Corp..................................       900      3,806
   *EXFO, Inc.............................................    23,676    177,177
   *Fairborne Energy, Ltd.................................    77,727    395,367
    Fairfax Financial Holdings, Ltd.......................    14,030  5,521,252
   *Fibrek, Inc...........................................    11,710     13,972
    Fiera Sceptre, Inc....................................       900      7,442

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
CANADA -- (Continued)
    Finning International, Inc.............................  52,300 $ 1,499,838
    Firm Capital Mortgage Investment Corp..................   1,166      15,133
   #First Capital Realty, Inc..............................  29,426     518,023
  #*First Majestic Silver Corp.............................  86,039   1,926,186
    First National Financial Corp..........................     278       4,874
   *First Nickel, Inc......................................  18,000       2,826
   #First Quantum Minerals, Ltd............................  43,713   6,060,206
  #*First Uranium Corp..................................... 238,864     102,501
   *FirstService Corp......................................   9,700     349,543
   *Flint Energy Services, Ltd.............................  37,800     498,883
   *Formation Capital Corp.................................   7,700       9,590
   *Forsys Metals Corp.....................................  50,120      66,096
   #Fortis, Inc............................................  62,628   2,075,255
   *Fortress Paper, Ltd....................................  14,126     460,098
   *Fortuna Silver Mines, Inc.............................. 102,160     588,079
  #*Fortune Minerals, Ltd..................................  20,740      30,390
    Forzani Group, Ltd. Class A............................  37,500   1,034,984
   #Franco-Nevada Corp.....................................  60,600   2,533,853
   *Fraser Papers, Inc.....................................   6,400         435
    Futuremed Healthcare Products Corp.....................   6,768      56,739
   *Galleon Energy, Inc. Class A...........................  82,800     297,246
   *Garda World Security Corp..............................   7,000      75,608
   *GBS Gold International, Inc............................  42,400          --
    Genivar, Inc...........................................   8,004     216,132
    Gennum Corp............................................  33,870     248,145
   #Genworth MI Canada, Inc................................  18,159     449,675
  #*GeoMark Exploration, Ltd...............................  17,100      17,718
    George Weston, Ltd.....................................  32,261   2,238,636
   #Gildan Activewear, Inc.................................  54,600   1,636,657
   *Glacier Media, Inc.....................................  22,700      51,793
    Glentel, Inc...........................................   7,600     149,144
   *GLG Life Tech Corp.....................................   5,071      37,364
    Gluskin Shef & Associates, Inc.........................   4,000      75,818
   *GLV, Inc...............................................  12,023      71,223
    GMP Capital, Inc.......................................  32,000     385,159
    Goldcorp, Inc.......................................... 221,521  10,593,223
  #*Golden Star Resources, Ltd............................. 326,000     818,881
   *Gran Tierra Energy, Inc................................ 159,567   1,112,268
   *Grande Cache Coal Corp.................................  62,000     565,849
  #*Great Basin Gold, Ltd.................................. 436,400     872,389
   *Great Canadian Gaming Corp.............................  82,763     674,785
  #*Great Panther Silver, Ltd..............................  25,600      86,276
   #Great-West Lifeco, Inc................................. 121,700   3,040,430
  #*Greystar Resources, Ltd................................  69,920     186,609
    Groupe Aeroplan, Inc................................... 195,847   2,761,065
   *Guyana Goldfields, Inc.................................  21,800     182,532
   *Hanfeng Evergreen, Inc.................................  42,625     167,743
   *Harry Winston Diamond Corp.............................  80,100   1,247,462
  #*Helix BioPharma Corp...................................     900       2,732
   *Hemisphere GPS, Inc....................................  46,880      48,575
   *Heroux-Devtek, Inc.....................................  27,600     229,940
   *High River Gold Mines, Ltd.............................  45,350      60,280
    Home Capital Group, Inc................................  26,200   1,412,488
   *Horizon North Logistics, Inc...........................  43,706     221,400
   *HudBay Minerals, Inc................................... 180,287   2,481,317
   #Husky Energy, Inc...................................... 105,441   2,952,061
  #*Hydrogenics Corp.......................................     700       4,337
   #IAMGOLD Corp........................................... 308,829   6,180,136
    IBI Group, Inc.........................................   1,061      14,403
   #IGM Financial, Inc.....................................  28,900   1,454,906
  #*Imax Corp..............................................  26,020     495,373

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
CANADA -- (Continued)
   *Imperial Metals Corp...................................  28,700 $   698,388
   #Imperial Oil, Ltd......................................  17,903     786,986
   *Imris, Inc.............................................   6,500      42,859
   #Indigo Books & Music, Inc..............................   5,523      66,071
    Industrial Alliance Insurance & Financial Services,
      Inc.................................................. 125,100   4,936,177
   #Inmet Mining Corp......................................  57,917   4,000,149
   #Innergex Renewable Energy, Inc.........................  55,582     570,683
   *Insignia Energy, Ltd...................................   4,148       7,380
    Intact Financial Corp.................................. 100,700   5,844,173
   *Inter-Citic Minerals, Inc..............................  43,363      68,077
   *International Forest Products, Ltd. Class A............  48,261     243,464
  #*International Tower Hill Mines, Ltd....................  14,900     112,282
  #*Intertape Polymer Group, Inc...........................  53,004     128,703
  #*Ivanhoe Energy, Inc.................................... 173,875     294,811
  #*Ivanhoe Mines, Ltd.....................................  42,055   1,101,278
   *Ivernia, Inc........................................... 156,000      26,124
  #*Jaguar Mining, Inc..................................... 103,969     494,028
    Jean Coutu Group (PJC), Inc. Class A (The).............  95,600   1,200,691
   #Just Energy Group, Inc.................................  82,859   1,179,426
   *Katanga Mining, Ltd.................................... 525,231     890,548
    K-Bro Linen, Inc.......................................     442       9,830
  #*Keegan Resources, Inc..................................  45,333     363,917
   #Keyera Corp............................................  13,900     638,662
   #Killam Properties, Inc.................................  23,191     264,568
  #*Kimber Resources, Inc..................................  15,200      29,113
   *Kingsway Financial Services, Inc.......................  67,900      60,406
    Kinross Gold Corp...................................... 365,096   5,961,063
   *Kirkland Lake Gold, Inc................................  19,100     328,045
  #*La Mancha Resources, Inc...............................  83,900     195,821
  #*Labopharm, Inc.........................................  45,800      11,025
   *Labrador Iron Mines Holdings, Ltd......................  36,332     415,625
   *Lake Shore Gold Corp................................... 243,386     552,774
   *Laramide Resources, Ltd................................ 110,721     137,902
    Laurentian Bank of Canada..............................  42,600   1,910,970
    Le Chateau, Inc. Class A...............................   9,300      67,746
   *Legacy Oil & Gas, Inc.................................. 126,099   1,492,679
    Leisureworld Senior Care Corp..........................  14,062     159,098
    Leon's Furniture, Ltd..................................  36,579     476,643
    Linamar Corp...........................................  60,200   1,212,254
    Liquor Stores N.A., Ltd................................   5,151      80,975
   #Loblaw Cos., Ltd.......................................  66,000   2,553,101
   *Lundin Mining Corp..................................... 436,289   3,278,617
    MacDonald Dettweiler & Associates, Ltd.................  24,500   1,358,276
  #*MAG Silver Corp........................................  16,500     165,613
   *MagIndustries Corp..................................... 388,500      97,588
   #Magna International, Inc............................... 220,974  10,777,527
   *Mahalo Energy, Ltd.....................................     683          --
   *Mainstreet Equity Corp.................................   1,784      35,103
    Major Drilling Group International, Inc................  78,900   1,177,575
   #Manitoba Telecom Services, Inc.........................  22,800     739,040
   #Manulife Financial Corp................................ 640,266  10,172,419
    Maple Leaf Foods, Inc.................................. 105,596   1,259,924
   *March Networks Corp....................................   5,000      30,614
   *Martinrea International, Inc...........................  91,400     749,031
   *Maxim Power Corp.......................................  24,537      67,284
    MDC Partners, Inc......................................  11,212     222,961
   *MDN, Inc...............................................  24,200       8,358
    MDS, Inc............................................... 145,226   1,474,376
    Mediagrif Interactive Technologies, Inc................   1,100      13,021
   *MEGA Brands, Inc.......................................   3,848      35,119
  #*Mega Uranium, Ltd...................................... 222,600      86,202

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
  #*Mercator Minerals, Ltd.................................. 131,933 $  375,590
   #Methanex Corp........................................... 106,400  3,151,520
   #Metro, Inc. Class A.....................................  86,600  4,293,518
   *MGM Energy Corp.........................................     248         58
   *Midway Energy, Ltd......................................  55,654    260,373
  #*Migao Corp..............................................  49,806    240,312
   *Minco Silver Corp.......................................  19,480     83,184
   *Minera Andes, Inc....................................... 226,947    548,692
   *Miranda Technologies, Inc...............................  17,400    129,300
   *Mood Media Corp.........................................   1,329      4,298
    Morneau Shepell, Inc....................................  10,301    109,322
    Mosaid Technologies, Inc................................  11,713    415,830
   #Mullen Group, Ltd.......................................  74,695  1,739,457
   #NAL Energy Corp......................................... 107,991  1,243,290
   #National Bank of Canada.................................  95,243  7,381,594
  #*Nautilus Minerals, Inc..................................  35,086    109,431
   *Neo Material Technologies, Inc..........................  85,050    792,239
   *Nevada Copper Corp......................................  17,400     95,609
  #*New Gold, Inc........................................... 370,700  4,007,882
    Newalta Corp............................................  63,395    834,695
   #Nexen, Inc.............................................. 374,373  8,733,868
  #*NGEx Resources, Inc.....................................  21,259     81,881
    Niko Resources, Ltd.....................................  17,100  1,176,033
   *Norbord, Inc............................................  29,830    329,693
  #*North American Energy Partners, Inc.....................  15,676     94,340
   *North American Palladium, Ltd...........................  95,800    399,062
    North West Co., Inc. (The)..............................   2,328     49,291
   *Northern Dynasty Minerals, Ltd..........................  27,280    290,088
  #*Northgate Minerals Corp................................. 379,400  1,223,038
   #Northland Power, Inc....................................  74,351  1,260,648
   *Northstar Aerospace, Inc................................   3,323      6,399
  #*NovaGold Resources, Inc.................................  59,600    595,719
    Nuvista Energy, Ltd..................................... 105,617  1,131,946
   *Nuvo Research, Inc......................................  97,000      8,629
  #*OceanaGold Corp......................................... 325,212    816,902
  #*Olympus Pacific Minerals, Inc...........................  13,600      5,551
  #*Oncolytics Biotech, Inc.................................  15,300     68,057
    Onex Corp...............................................  80,068  3,001,764
   *Open Range Energy Corp..................................  63,849    432,365
  #*Open Text Corp..........................................  50,300  3,395,099
  #*OPTI Canada, Inc........................................ 343,371     43,126
  #*Oromin Explorations, Ltd................................  24,803     25,959
  #*Orvana Minerals Corp....................................  85,324    181,284
  #*Osisko Mining Corp......................................  64,400    955,098
   *Pace Oil & Gas, Ltd.....................................  64,988    438,717
    Pacific Northern Gas, Ltd...............................   1,525     44,212
    Pacific Rubiales Energy Corp............................ 137,674  3,959,686
  #*Paladin Labs, Inc.......................................   8,563    384,929
    Pan Amer Silver Corp....................................  72,073  2,174,750
   *Paramount Resources, Ltd. Class A.......................  37,465  1,313,598
   *Parex Resources, Inc....................................   5,200     40,655
   #Parkland Fuel Corp......................................  19,158    244,826
   #Pason Systems, Inc......................................  31,719    489,670
   *Patheon, Inc............................................  14,127     30,311
   #Pembina Pipeline Corp...................................  37,529    991,399
   #Pengrowth Energy Corp................................... 345,222  4,480,352
   #Penn West Petroleum, Ltd................................ 248,153  5,526,920
  #*Peregrine Diamonds, Ltd.................................  32,200     67,066
   #Perpetual Energy, Inc...................................  83,329    285,191
  #*Petaquilla Minerals, Ltd................................  99,811     76,259
   #PetroBakken Energy, Ltd.................................  79,545  1,170,551

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
CANADA -- (Continued)
  #*Petrobank Energy & Resources, Ltd...................... 106,969 $ 1,656,959
    Petrominerales, Ltd....................................  23,618     753,442
   #Peyto Exploration & Development Corp...................  10,600     258,496
   *Phoscan Chemical Corp.................................. 149,480      76,660
    PHX Energy Services Corp...............................   4,276      46,499
   *Pilot Gold, Inc........................................  35,194      84,352
   *Platinum Group Metals, Ltd.............................  63,570     111,777
  #*Platmin, Ltd...........................................  67,182      36,564
   *Points International, Ltd..............................   6,420      60,474
   *Polaris Miner Corp.....................................   7,200       6,405
  #*PolyMet Mining Corp....................................  37,470      60,002
    Potash Corp. of Saskatchewan, Inc......................  50,900   2,938,557
   *Precision Drilling Corp................................ 290,049   5,008,958
   #Premium Brands Holdings Corp...........................  22,807     366,650
  #*Primero Mining Corp....................................   8,395      36,288
    Progress Energy Resources Corp......................... 205,600   2,982,486
   *Progressive Waste Solutions, Ltd....................... 117,662   2,646,456
   *ProMetic Life Sciences, Inc............................  41,000       6,008
   #Provident Energy, Ltd..................................  12,400     109,925
   *Pulse Seismic, Inc.....................................  70,508     141,688
   *Pure Energy Services, Ltd..............................   9,000      76,770
   *QLT, Inc...............................................  89,400     616,616
   *Quadra FNX Mining, Ltd................................. 200,381   3,189,905
    Quebecor, Inc. Class B.................................  54,900   1,741,608
   *Queenston Mining, Inc..................................  17,600     128,944
   *Questerre Energy Corp..................................  81,025      76,323
  #*Ram Power Corp......................................... 117,525      55,967
    Reitmans Canada, Ltd...................................   1,346      22,399
    Reitmans Canada, Ltd. Class A..........................  47,400     738,695
   *Research In Motion, Ltd................................  56,674   1,419,445
  #*Resverlogix Corp.......................................  15,900      24,296
    Richelieu Hardware, Ltd................................  12,006     343,675
   *Richmont Mines, Inc....................................  29,228     228,208
   #Ritchie Brothers Auctioneers, Inc......................  21,800     598,704
   *RMP Energy, Inc........................................  58,350     145,348
   *Rock Energy, Inc.......................................  25,600     109,586
    Rocky Mountain Dealerships, Inc........................  10,942     115,667
   #Rogers Communications, Inc. Class B....................  37,700   1,439,422
    Rogers Sugar, Inc......................................  36,991     206,742
   #RONA, Inc.............................................. 133,507   1,539,847
   #Royal Bank of Canada................................... 276,787  14,890,211
   *RS Technologies, Inc...................................     174          27
   *Rubicon Minerals Corp..................................  56,800     238,983
   *RuggedCom, Inc.........................................   2,441      50,330
   #Russel Metals, Inc.....................................  95,020   2,315,208
   *Sabina Gold & Silver Corp..............................  98,878     585,744
   *Sandvine Corp.......................................... 350,787     785,687
   #Saputo, Inc............................................  29,700   1,391,046
   *Savanna Energy Services Corp........................... 100,104   1,023,618
   *Scorpio Mining Corp.................................... 126,593     229,218
  #*Seabridge Gold, Inc....................................  15,600     434,472
    Sears Canada, Inc......................................  39,944     638,385
   *Secure Energy Services, Inc............................   5,600      52,398
   *SEMAFO, Inc............................................ 133,000   1,187,388
   #Shaw Communictions, Inc. Class B.......................  32,000     722,759
    ShawCor, Ltd...........................................  35,700   1,120,938
    Sherritt International Corp............................ 295,200   1,844,517
   #Shoppers Drug Mart Corp................................  82,000   3,443,236
   *Shore Gold, Inc........................................ 249,227     146,075
   *Sierra Wireless, Inc...................................  36,200     390,245
  #*Silver Standard Resources, Inc.........................  61,600   1,685,304

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
CANADA -- (Continued)
    Silver Wheaton Corp.................................... 161,400 $ 5,812,731
   #Silvercorp Metals, Inc.................................  80,000     830,603
  #*Sino-Forest Corp....................................... 230,700   1,762,635
    SNC-Lavalin Group, Inc.................................  17,600     994,899
   *Softchoice Corp........................................  13,855     123,839
   *Sonde Resources Corp...................................  13,387      38,951
  #*Southern Pacific Resource Corp......................... 349,336     599,624
  #*SouthGobi Resources, Ltd...............................  29,076     329,880
   *Sprott Resource Corp................................... 132,082     699,498
   *Sprott Resource Lending Corp........................... 143,378     246,104
   #Sprott, Inc............................................  14,773     128,642
   *St. Andrew Goldfields, Ltd.............................  53,000      43,822
   *Stantec, Inc...........................................  44,500   1,268,235
   *Starfield Resources, Inc...............................  45,300       2,371
    Stella-Jones, Inc......................................   2,950     113,900
   *Storm Cat Energy Corp..................................     500          21
  #*Stornoway Diamond Corp.................................  83,090     190,452
   *Strateco Resources, Inc................................  69,000      30,692
   #Student Transportation, Inc............................  46,474     301,574
  #*Sulliden Gold Corp., Ltd............................... 111,925     216,716
   #Sun Life Financial, Inc................................ 287,983   7,960,261
    Suncor Energy, Inc..................................... 616,266  23,619,929
   *SunOpta, Inc...........................................  71,753     420,552
   *Sun-Rype Products, Ltd.................................     100         848
   #Superior Plus Corp.....................................  96,797   1,105,296
  #*Swisher Hygiene, Inc...................................  42,724     192,726
  #*SXC Health Solutions Corp..............................  19,200   1,215,159
    Talisman Energy, Inc................................... 499,600   9,098,372
  #*Tanzanian Royalty Exploration Corp.....................  17,300     107,554
   *Taseko Mines, Ltd...................................... 128,870     575,933
    Teck Resources, Ltd. Class A...........................   1,094      55,075
    Teck Resources, Ltd. Class B........................... 279,087  13,828,017
    Telus Corp.............................................  16,961     933,570
   #Telus Corp. Non-Voting.................................  85,366   4,498,590
   *Tembec, Inc............................................  58,624     227,023
   *Terra Energy Corp......................................  43,090      45,099
  #*Tethys Petroleum, Ltd..................................  35,628      34,306
  #*Theratechnologies, Inc.................................  35,600     152,766
  #*Thompson Creek Metals Co., Inc......................... 140,059   1,266,534
   #Thomson Reuters Corp................................... 166,778   5,735,858
    Tim Hortons, Inc.......................................  31,600   1,516,416
   *Timminco, Ltd..........................................  94,700      34,690
   #TMX Group, Inc.........................................  17,400     794,742
   *Torex Gold Resources, Inc..............................  90,520     164,849
    Toromont Industries, Ltd...............................  56,867   1,082,642
   #Toronto Dominion Bank.................................. 309,560  24,782,296
    Torstar Corp. Class B..................................  72,800     853,378
   #Total Energy Services, Inc.............................  26,231     428,284
   *Tourmaline Oil Corp....................................   2,724     101,639
   #TransAlta Corp......................................... 215,228   4,759,818
   *Transat AT, Inc. Class B...............................   2,900      30,413
   #TransCanada Corp....................................... 257,270  10,808,329
    Transcontinental, Inc. Class A.........................  85,016   1,358,726
    TransForce, Inc........................................  74,893   1,098,958
   *TransGlobe Energy Corp.................................  51,700     554,634
   *Tranzeo Wireless Technologies, Inc.....................   4,470       1,006
   #Trican Well Service, Ltd...............................  57,600   1,507,746
   #Trilogy Energy Corp....................................  14,500     412,790
   #Trinidad Drilling, Ltd................................. 125,569   1,312,925
   *TSO3, Inc..............................................   5,100      10,355
    TVA Group, Inc. Class B................................   4,447      58,179

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
CANADA -- (Continued)
   *Twin Butte Energy, Ltd................................ 136,452 $    358,464
   *UEX Corp.............................................. 147,100      166,276
    Uni-Select, Inc.......................................  18,564      510,998
  #*Uranium One, Inc...................................... 727,345    2,565,443
  #*Ur-Energy, Inc........................................ 108,833      176,557
  #*Valeant Pharmaceuticals International, Inc............ 160,110    8,812,795
    Valener, Inc..........................................  11,512      195,311
   *Vecima Network, Inc...................................   2,200        7,138
   #Veresen, Inc..........................................  30,042      439,256
   #Vermilion Energy, Inc.................................  11,800      591,698
   *Vero Energy, Inc......................................  43,693      247,858
    Vicwest, Inc..........................................   1,352       19,839
  #*Virginia Mines, Inc...................................  10,838       96,418
    Viterra, Inc.......................................... 397,258    4,498,751
   *Vitran Corp., Inc.....................................   2,400       24,855
    Wajax Corp............................................   3,001      111,817
    WaterFurnace Renewable Energy, Inc....................   1,487       35,858
   *Webtech Wireless, Inc.................................  15,500        4,867
   *Wescast Industries, Inc...............................     247        2,766
   #Wesdome Gold Mines, Ltd...............................  74,000      212,214
    West Fraser Timber Co., Ltd...........................  36,900    1,765,345
   *Westaim Corp..........................................  84,100       44,451
   *Western Forest Products, Inc.......................... 112,025       90,281
   *Westfire Energy, Ltd..................................  31,926      233,902
    Westjet Airlines, Ltd.................................   6,100       91,808
  #*Westport Innovations, Inc.............................  18,628      475,911
   #Wi-Lan, Inc...........................................  98,100      925,094
    Winpak, Ltd...........................................  26,460      330,940
   *Winstar Resources, Ltd................................   2,000        8,373
   *Wireless Matrix Corp..................................  29,700       24,868
   *Xtreme Coil Drilling Corp.............................  16,726       84,203
    Yamana Gold, Inc...................................... 454,616    5,919,120
   #Yellow Media, Inc..................................... 484,191    1,054,076
   *YM Biosciences, Inc...................................  15,400       36,266
  #*Yukon-Nevada Gold Corp................................ 142,232       67,733
   #Zargon Oil & Gas, Ltd.................................  15,696      316,893
   *Zarlink Semiconductor, Inc............................ 104,100      399,861
   *ZCL Composite, Inc....................................  10,000       36,632
                                                                   ------------
TOTAL CANADA..............................................          664,884,090
                                                                   ------------
DENMARK -- (0.8%)
    A.P. Moller - Maersk A.S..............................     511    3,915,292
   *A.P. Moller - Maersk A.S. Series A....................      64      473,889
   *Aarhus Lokalbank A.S..................................     809        1,562
   *Affitech A.S..........................................  10,000          515
   *Aktieselskabet Skjern Bank A.S........................     210        4,454
  #*Alk-Abello A.S........................................   7,112      397,313
  #*Alm. Brand A.S. (Almindelig Brand)....................  84,857      181,618
   *Amagerbanken A.S...................................... 347,815           --
    Ambu A.S..............................................   2,123       57,917
    Auriga Industries A.S. Series B.......................  21,261      366,122
  #*Bang & Olufsen Holdings A.S...........................  41,827      495,195
   *Bavarian Nordic A.S...................................  25,942      342,305
   *BoConcept Holding A.S.................................     450       13,335
    Brodrene Hartmann A.S. Series B.......................   2,300       41,629
    Carlsberg A.S. Series B...............................  53,907    5,295,196
    Coloplast A.S.........................................   3,250      499,659
   #D/S Norden A.S........................................  24,913      820,190
  #*Dalhoff Larsen & Horneman A.S.........................   9,916       22,328
  #*Danske Bank A.S....................................... 237,130    4,587,612
    DFDS A.S..............................................   2,321      189,516

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- -----------
DENMARK -- (Continued)
   *DiBa Bank A.S........................................  10,296 $    94,722
   *Djursland Bank A.S...................................   1,040      28,850
    DSV A.S.............................................. 103,658   2,298,175
    East Asiatic Co., Ltd. A.S...........................  20,532     636,061
   *Fionia Holding A.S...................................  53,180          --
    FLSmidth & Co. A.S...................................  38,071   2,952,225
    Fluegger A.S. Series B...............................     350      27,365
  #*Genmab A.S...........................................  45,533     352,677
    GN Store Nord A.S.................................... 242,018   2,190,278
   *Greentech Energy Systems A.S.........................  39,106     135,529
    Gronlandsbanken A.S..................................     290      21,027
   *H&H International A.S. Series B......................   5,798      59,287
    H. Lundbeck A.S......................................  43,419   1,086,412
    Harboes Bryggeri A.S.................................   2,462      50,252
    IC Companys A.S......................................   4,735     179,106
    Jeudan A.S...........................................   1,880     148,754
   *Jyske Bank A.S.......................................  71,227   2,836,561
   *Lastas A.S. Series B.................................      31         214
  #*NeuroSearch A.S......................................  23,697     192,747
   *Newcap Holding A.S...................................  24,798       3,391
   #NKT Holding A.S......................................  24,464   1,511,975
    Nordjyske Bank A.S...................................   3,195      55,357
    Norresundby Bank A.S.................................     880      26,647
    North Media A.S......................................   3,000      19,692
   #Novo-Nordisk A.S. Series B...........................   2,000     244,642
    Novo-Nordisk A.S. Sponsored ADR......................  22,700   2,769,854
   #Novozymes A.S. Series B..............................   5,125     835,792
   *Ostjydsk Bank A.S....................................     380      19,862
  #*Parken Sport & Entertainment A.S.....................   5,510     106,510
    Per Aarsleff A.S. Series B...........................   1,808     158,693
    Ringkjoebing Landbobank A.S..........................   3,153     387,397
   #Rockwool International A.S...........................   8,247     972,582
    Royal Unibrew A.S....................................  11,035     749,901
    Satair A.S...........................................   3,435     378,910
    Schouw & Co. A.S.....................................  16,918     424,562
    SimCorp A.S..........................................   1,781     329,648
   *Sjaelso Gruppen A.S..................................  19,377      27,282
    Solar Holdings A.S. Series B.........................   4,368     288,450
   *Spar Nord Bank A.S...................................  35,210     292,171
   *Sparbank A.S.........................................   1,926      24,821
   *Sparekassen Faaborg A.S..............................     271      19,313
    Sydbank A.S..........................................  82,671   1,937,674
   *TDC A.S.............................................. 119,411   1,110,171
   *Thrane & Thrane A.S..................................   5,732     275,256
    Tivoli A.S...........................................      90      53,965
   *TK Development A.S...................................  49,771     205,826
  #*Topdanmark A.S.......................................   7,870   1,409,293
   *TopoTarget A.S....................................... 163,547      61,520
   *Topsil Semiconductor Materials A.S................... 345,651      63,871
   *Torm A.S.............................................  17,646      64,223
   *Torm A.S. ADR........................................  23,082      82,634
    Trygvesta A.S........................................  19,375   1,057,600
    United International Enterprises.....................     166      22,402
  #*Vestas Wind Systems A.S.............................. 138,645   3,056,612
   *Vestjysk Bank A.S....................................  23,022     167,732
  #*William Demant Holding A.S...........................   5,116     448,322
                                                                  -----------
TOTAL DENMARK............................................          50,660,442
                                                                  -----------
FINLAND -- (1.3%)
    Ahlstrom Oyj.........................................  20,956     426,496
   #Aktia Oyj............................................   1,669      15,036

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------

FINLAND -- (Continued)
    Alma Media Oyj........................................    19,069 $  174,894
    Amer Sports Oyj Series A..............................   135,290  2,049,511
    Aspo Oyj..............................................     8,353     86,827
    Atria P.L.C...........................................    18,777    164,338
   *Bank of Aland P.L.C. Series B.........................     1,000     22,952
    BasWare Oyj...........................................     4,560    163,415
   *Biotie Therapies Corp. Oyj............................   214,708    147,364
   #Cargotec Oyj Series B.................................    32,234  1,244,274
   *Citycon Oyj...........................................    78,519    320,220
   *Componenta Oyj........................................     4,400     36,512
   *Comptel P.L.C.........................................    51,194     40,418
    Cramo Oyj.............................................    25,439    494,288
    Digia P.L.C...........................................    10,944     48,505
   *Efore Oyj.............................................     7,109     10,197
   *Elcoteq SE............................................    12,700      8,376
   *Elektrobit Corp. Oyj..................................   432,696    347,863
    Elisa Oyj.............................................    76,185  1,637,326
    Etteplan Oyj..........................................     7,802     31,981
   *Finnair Oyj...........................................   103,659    503,536
   *Finnlines Oyj.........................................    17,325    193,394
    Fiskars Oyj Abp.......................................    26,113    555,568
   #Fortum Oyj............................................   158,952  4,206,259
   #F-Secure Oyj..........................................    60,115    192,857
   *Glaston Oyj Abp.......................................     9,400     12,453
    HKScan Oyj............................................    26,274    194,332
    Huhtamaki Oyj.........................................   125,561  1,633,082
    Ilkka-Yhtyma Oyj......................................    33,264    323,148
    KCI Konecranes Oyj....................................    27,722    880,906
   #Kemira Oyj............................................   111,191  1,785,608
    Kesko Oyj.............................................    61,086  2,370,377
  #*Kesko Oyj Series A....................................       902     35,235
   #Kone Oyj Series B.....................................    35,243  2,043,170
    Laennen Tehtaat Oyj...................................     1,800     38,527
    Lassila & Tikanoja Oyj................................    19,876    325,505
    Lemminkainen Oyj......................................    35,266  1,189,719
    Metso Corp. Oyj.......................................    82,406  4,028,198
   #Metso Corp. Oyj Sponsored ADR.........................    10,246    499,902
   *M-Real Oyj Series B...................................   302,260  1,113,020
   #Neste Oil Oyj.........................................   142,226  1,857,638
    Nokia Oyj............................................. 1,341,518  7,801,086
   #Nokia Oyj Sponsored ADR...............................   159,500    925,100
    Nokian Renkaat Oyj....................................    53,099  2,483,702
    Okmetic Oyj...........................................    17,109    126,657
    Olvi Oyj Series A.....................................     6,835    176,326
    Oriola-KD Oyj Series A................................     1,000      3,902
    Oriola-KD Oyj Series B................................    94,555    291,132
    Orion Oyj Series A....................................    13,393    316,800
    Orion Oyj Series B....................................    38,087    920,386
   #Outokumpu Oyj.........................................   150,481  1,605,333
    Outotec Oyj...........................................    21,986  1,079,796
    PKC Group Oyj.........................................    17,329    374,715
    Pohjola Bank P.L.C....................................   171,889  2,091,441
    Ponsse Oyj............................................    52,459    715,724
   #Poyry Oyj.............................................    15,276    203,567
    Raisio P.L.C. Series V................................   155,943    503,389
   #Ramirent Oyj..........................................    95,840    993,987
    Rapala VMC Oyj........................................    14,912    133,829
   #Rautaruukki Oyj Series K..............................    81,136  1,655,029
    Ruukki Group Oyj......................................   207,434    428,085
    Sampo Oyj.............................................   268,954  8,192,057
   #Sanoma Oyj............................................    61,956  1,084,666

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES     VALUE++
                                                      --------- -----------
FINLAND -- (Continued)
    Sievi Capital P.L.C..............................    17,754 $    61,235
    Stockmann Oyj Abp Series A.......................     8,998     253,719
   #Stockmann Oyj Abp Series B.......................    16,880     443,407
   #Stora Enso Oyj Series R..........................   574,426   4,943,568
   #Stora Enso Oyj Sponsored ADR.....................   109,100     933,896
   *Technopolis Oyj..................................    27,820     134,092
   *Tecnomen Lifetree Oyj............................   212,996     131,307
    Teleste Oyj......................................     6,970      38,486
    Tieto Oyj........................................    59,800     886,594
    Tikkurila Oyj....................................    18,350     413,958
    Turkistuottajat Oyj..............................     1,600      33,398
    UPM-Kymmene Oyj..................................   533,286   8,310,442
    UPM-Kymmene Oyj Sponsored ADR....................    78,154   1,209,824
   #Uponor Oyj Series A..............................    47,027     694,280
    Vacon Oyj........................................     2,563     147,151
    Vaisala Oyj Series A.............................     4,589     149,754
    Wartsila Corp. Oyj Series B......................   115,128   3,313,433
    Yit Oyj..........................................    69,992   1,551,059
                                                                -----------
TOTAL FINLAND........................................            87,209,539
                                                                -----------
FRANCE -- (6.6%)
    ABC Arbitrage SA.................................     9,115      89,113
    Accor SA.........................................    25,394   1,117,620
    Aeroports de Paris SA............................    13,446   1,222,260
   *Air France-KLM SA................................   135,058   1,625,164
    Air Liquide SA...................................    22,448   3,083,539
   *Alcatel-Lucent SA................................   111,418     444,113
  #*Alcatel-Lucent SA Sponsored ADR.................. 1,724,076   6,982,508
    Alstom SA........................................    21,064   1,108,856
   *Altamir Amboise SA...............................    19,386     206,800
    ALTEN SA.........................................    29,454   1,098,826
  #*Altran Technologies SA...........................   208,504   1,659,372
    April SA.........................................     8,947     204,417
  #*Archos SA........................................     6,809      80,446
    Arkema SA........................................    48,951   4,775,622
   *Artprice.com SA..................................     2,026      86,367
    Assystem SA......................................    12,164     277,693
  #*Atari SA.........................................    26,866      79,228
    Atos SA..........................................    52,648   2,899,598
    Aubay SA.........................................     3,818      35,103
    Audika SA........................................     1,627      42,588
    Aurea SA.........................................       515       6,396
  #*Avanquest Software SA............................     4,596      12,995
  #*Avenir Telecom SA................................    52,338      61,581
    AXA SA...........................................   159,943   2,992,385
    AXA SA Sponsored ADR.............................   468,270   8,756,649
   *Axway Software SA................................     4,011     104,030
    Beneteau SA......................................    18,392     330,561
  #*BioAlliance Pharma SA............................     2,205      15,818
    bioMerieux SA....................................     3,881     429,193
    BNP Paribas SA...................................   344,447  22,338,801
    Boiron SA........................................     4,670     199,236
    Bonduelle SCA....................................     5,526     530,535
    Bongrain SA......................................     8,770     818,431
   #Bourbon SA.......................................    60,962   2,542,806
  #*Boursorama SA....................................    22,566     260,118
   *Bouygues SA......................................   157,224   5,942,896
   *Bull SA..........................................    34,423     207,069
   #Bureau Veritas SA................................     9,495     774,395
    Canal Plus SA....................................    26,259     177,874
    Capgemini SA.....................................   150,216   7,392,290

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
FRANCE -- (Continued)
   *Carrefour SA...........................................  69,219 $ 2,042,344
    Casino Guichard Perrachon SA...........................  35,703   3,254,951
   *Cegedim SA.............................................   2,063     111,115
    CEGID Group SA.........................................  13,968     402,619
    Christian Dior SA......................................  13,336   2,131,423
    Cie de Saint-Gobain SA................................. 217,607  12,574,839
   *Cie Generale de Geophysique - Veritas SA...............  35,321   1,186,154
  #*Cie Generale de Geophysique - Veritas SA Sponsored
      ADR.................................................. 123,954   4,174,771
    Cie Generale des Establissements Michelin SA Series B..  95,683   8,035,207
    Cie Generale D'Optique Essilor Intenational SA.........  22,146   1,774,759
   #Ciments Francais SA....................................   7,812     806,388
   *Club Mediterranee SA...................................  38,212     905,664
    CNP Assurances SA......................................  82,432   1,586,627
    Credit Agricole SA..................................... 373,777   4,588,521
    Danone SA..............................................  40,049   2,855,293
    Dassault Systemes SA...................................   7,772     685,781
    Dassault Systemes SA ADR...............................   5,637     498,085
    Delachaux SA...........................................   6,377     735,762
   *Derichebourg SA........................................  97,634     644,333
    Devoteam SA............................................   1,875      49,146
    Edenred SA.............................................  58,657   1,689,026
    Eiffage SA.............................................  34,241   1,872,689
    Electricite de France SA...............................  22,091     839,116
    Electricite de Strasbourg SA...........................     606      95,923
    Entrepose Contracting SA...............................     306      41,450
    Eramet SA..............................................   2,073     576,836
    Esso S.A.F.............................................   3,968     486,190
  #*Establissements Maurel et Prom SA...................... 163,084   3,743,504
  #*Etam Developpement SA..................................  22,913     791,786
    Euler Hermes SA........................................  22,049   1,935,964
  #*Euro Disney SCA........................................  21,207     205,108
   #Eurofins Scientific SA.................................   6,065     547,129
   #European Aeronautic Defence & Space Co. SA............. 224,358   7,778,878
    Eutelsat Communications SA.............................  19,212     827,666
    Exel Industries SA.....................................   1,907     117,535
    Faiveley Transport SA..................................   3,453     289,978
    Faurecia SA............................................  17,556     677,200
    Fimalac SA.............................................   9,338     371,494
    Fleury Michon SA.......................................     761      37,768
    Flo Groupe SA..........................................   8,144      68,103
    France Telecom SA...................................... 285,825   5,914,403
   #France Telecom SA Sponsored ADR........................ 212,700   4,388,001
  #*GameLoft SA............................................  12,085      83,385
   *Gascogne SA............................................     555      33,397
    Gaumont SA.............................................     768      41,357
    GDF Suez SA............................................ 448,650  14,671,329
    GDF Suez SA Sponsored ADR..............................     668      21,890
   #Gemalto NV.............................................  85,331   4,065,419
   *GFI Informatique SA....................................  56,807     319,604
    GL Events SA...........................................  15,298     528,644
    Groupe Crit SA.........................................   2,059      64,614
   #Groupe Danone SA.......................................  35,600     508,368
    Groupe Eurotunnel SA................................... 426,595   4,547,136
   *Groupe Open SA.........................................   2,036      17,994
   *Groupe Partouche SA....................................  15,147      53,046
    Groupe Steria SCA......................................  40,950   1,036,313
    Guerbet SA.............................................   1,114     129,582
    Guyenne et Gascogne SA.................................   5,540     754,909
   *Haulotte Group SA......................................  22,804     433,447
    Havas SA............................................... 376,682   1,763,182
    Hermes International SA................................   7,794   2,690,553

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
FRANCE -- (Continued)
  #*Hi-Media SA.............................................  47,291 $  246,963
   #Iliad SA................................................   4,477    574,079
    Imerys SA...............................................  41,503  2,849,711
    Ingenico SA.............................................  44,450  1,873,279
   *Innate Pharma SA........................................   6,867     16,806
    Interparfums SA.........................................   4,723    164,669
   *Ipsen SA................................................  16,393    534,633
   #Ipsos SA................................................  21,060    996,433
   *Jacquet Metal Service SA................................  13,478    290,278
  #*JCDecaux SA.............................................  52,548  1,449,627
   *Kaufman & Broad SA......................................     649     16,764
    Korian SA...............................................  10,342    238,643
    Lafarge SA.............................................. 109,411  5,851,278
   #Lafarge SA Sponsored ADR................................  82,410  1,099,349
    Lagardere SCA........................................... 122,843  4,771,501
    Laurent-Perrier SA......................................   1,327    185,171
   *LDC SA..................................................     178     20,156
    Lectra SA...............................................  34,799    300,741
    Legrand SA..............................................  47,639  1,854,214
    Lisi SA.................................................   2,622    257,810
    L'Oreal SA..............................................   9,223  1,109,672
   *LVL Medical Groupe SA...................................   1,560     33,711
    LVMH Moet Hennessy Louis Vuitton SA.....................  17,187  3,150,269
    M6 Metropole Television SA..............................  28,482    650,010
    Maisons France Confort SA...............................   2,070     91,381
   *Manitou BF SA...........................................  17,444    531,931
    Manutan International SA................................   1,789    125,325
   *Meetic SA...............................................   9,732    208,949
    Mersen SA...............................................  22,939  1,239,640
   *METabolic EXplorer SA...................................  10,579     73,525
   *Modelabs Group SA.......................................     388      2,336
  #*Montupet SA.............................................  24,394    246,785
    Mr. Bricolage SA........................................   5,705    100,712
    Natixis SA.............................................. 766,093  3,475,296
    Naturex SA..............................................   2,547    191,021
   #Neopost SA..............................................  15,367  1,227,970
    Nexans SA...............................................  38,506  3,322,432
    Nexity SA...............................................  34,984  1,575,404
   *NicOx SA................................................  60,564    139,400
    Norbert Dentressangle SA................................   5,892    688,431
   *NRJ Group SA............................................  93,223  1,130,135
   *Oeneo SA................................................  31,952     98,137
  #*Orco Property Group SA..................................   3,090     33,848
   #Orpea SA................................................  25,029  1,226,011
   #PagesJaunes Groupe SA................................... 101,854    808,399
   *Parrot SA...............................................   4,723    147,992
    Pernod-Ricard SA........................................  81,148  8,039,100
    Peugeot SA.............................................. 155,988  5,913,121
   #Pierre & Vacances SA....................................   6,565    519,003
    Plastic Omnium SA.......................................  30,414  1,054,269
    PPR SA..................................................  39,212  7,246,766
    Publicis Groupe SA......................................  34,815  1,770,477
   #Publicis Groupe SA ADR..................................  50,046  1,279,176
    Rallye SA...............................................  32,598  1,271,836
   *Recylex SA..............................................  33,899    277,363
   #Remy Cointreau SA.......................................  26,585  2,372,384
    Renault SA.............................................. 116,470  6,214,289
   #Rexel SA................................................ 148,145  3,221,086
    Rhodia SA............................................... 113,736  5,140,490
    Robertet SA.............................................     752    134,166
  #*Rodriguez Group SA......................................  10,055     65,197

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
FRANCE -- (Continued)
    Rougier SA........................................     540 $    28,629
   #Rubis SA..........................................  22,672   1,322,983
   *S.T. Dupont SA....................................  47,976      29,519
    SA des Ciments Vicat..............................   9,382     693,666
    Safran SA.........................................  96,402   4,007,303
   #Saft Groupe SA....................................  33,592   1,091,650
    SAMSE SA..........................................     546      55,010
    Sanofi SA......................................... 117,995   9,168,314
   #Sanofi SA ADR..................................... 562,231  21,786,451
    Sartorius Stedim Biotech SA.......................   5,174     371,524
    Schneider Electric SA.............................  88,768  12,828,324
    SCOR SE........................................... 226,234   5,822,553
    SEB SA............................................  23,094   2,276,163
    Seche Environnement SA............................   2,381     190,991
   #Sechilienne SA....................................   8,288     197,524
   #Sequana SA........................................  31,835     383,048
    SES SA............................................  57,640   1,558,720
   #Societe BIC SA....................................  24,379   2,302,239
    Societe des Bains de Mer et du Cercle des
      Etrangers a Monaco SA...........................   1,430      89,305
    Societe Generale SA............................... 219,316  10,856,099
    Societe Marseillaise du Tunnel Prado Carenage SA..   8,183     307,101
  #*Societe Television Francaise 1 SA................. 141,997   2,707,676
   #Sodexo SA.........................................  18,158   1,387,575
   #Sodexo SA Sponsored ADR...........................   3,800     290,890
  #*Soitec SA......................................... 169,484   1,513,650
    Somfy SA..........................................   1,174     350,308
    Sopra Group SA....................................   4,011     300,506
   *Spir Communication SA.............................   2,115     112,187
   *Ste Industrielle d'Aviation Latecoere SA..........   4,248      61,628
    Stef-TFE SA.......................................   3,120     198,337
    STMicroelectronics NV............................. 266,732   2,102,976
   #STMicroelectronics NV ADR......................... 332,630   2,631,103
    Sucriere de Pithiviers Le Vieil SA................      58      70,070
    Suez Environnement SA.............................  37,258     690,665
    Sword Group SA....................................   2,039      50,508
    Synergie SA.......................................   4,163      76,166
  #*Technicolor SA....................................  87,921     485,323
  #*Technicolor SA Sponsored ADR......................   4,360      23,936
    Technip SA........................................  28,440   3,114,076
   #Technip SA ADR.................................... 106,372   2,907,147
    Teleperformance SA................................  52,303   1,347,491
    Tessi SA..........................................     412      38,958
    Thales SA.........................................  65,164   2,785,256
  #*Theolia SA........................................ 121,068     206,016
    Total Gabon SA....................................      36      18,214
    Total SA..........................................  18,701   1,010,763
   #Total SA Sponsored ADR............................ 497,184  26,882,739
    Touax SA..........................................     701      28,957
    Toupargel Groupe SA...............................  15,115     291,825
  #*Transgene SA......................................   5,385      87,121
    Trigano SA........................................  13,899     371,275
  #*UbiSoft Entertainment SA.......................... 100,713     838,156
    Union Financiere de France Banque SA..............   1,141      40,742
    Valeo SA..........................................  93,013   5,698,127
    Vallourec SA......................................  82,262   8,335,974
    Veolia Environnement SA...........................   7,512     169,114
   #Veolia Environnement SA ADR.......................  44,457     995,392
   #Viel et Compagnie SA..............................  48,096     241,428
    Vilmorin & Cie SA.................................   7,657     829,225
    Vinci SA..........................................  73,624   4,266,653
   #Virbac SA.........................................   2,717     474,883

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES     VALUE++
                                                      --------- ------------

FRANCE -- (Continued)
    Vivendi SA.......................................   456,528 $ 10,917,441
    VM Materiaux SA..................................       811       52,314
    Vranken Pommery Monopole SA......................     2,352      115,684
    Zodiac Aerospace SA..............................    50,808    4,394,554
                                                                ------------
TOTAL FRANCE.........................................            449,736,685
                                                                ------------
GERMANY -- (5.5%)
    A.S. Creation Tapeton AG.........................       906       38,129
   *Aareal Bank AG...................................    61,245    1,815,412
    Adidas-Salomon AG................................    72,359    5,371,317
  #*ADVA AG Optical Networking.......................    61,322      377,247
   *Agennix AG.......................................     2,120        9,259
  #*Air Berlin P.L.C.................................    51,713      221,091
   #Aixtron SE.......................................    36,687      985,592
    Allianz SE.......................................    68,332    8,904,720
    Allianz SE Sponsored ADR.........................   984,886   12,852,762
    Amadeus Fire AG..................................     1,982       95,618
    Analytik Jena AG.................................     3,242       40,358
   #Asian Bamboo AG..................................    12,050      395,420
    AUGUSTA Technologie AG...........................    11,999      296,457
    Aurubis AG.......................................    44,651    2,763,997
    Axel Springer AG.................................    32,679    1,445,755
   *Baader Bank AG...................................    11,484       45,084
  #*Balda AG.........................................    54,191      650,434
    BASF SE..........................................    75,924    6,856,816
    BASF SE Sponsored ADR............................    58,000    5,255,960
  #*Bauer AG.........................................    12,965      521,187
    Bayer AG.........................................    62,560    5,004,836
    Bayer AG Sponsored ADR...........................    10,700      856,000
    Bayerische Motoren Werke AG......................   146,243   14,620,246
   #BayWa AG.........................................    16,719      685,468
   *Beate Uhse AG....................................     6,586        3,015
    Bechtle AG.......................................    14,623      670,220
    Beiersdorf AG....................................     7,540      485,748
    Bertrandt AG.....................................     3,592      258,212
    Bilfinger Berger SE..............................    50,521    4,982,660
    Biotest AG.......................................     2,376      173,410
  #*Boewe Systec AG..................................       836          275
  #*Borussia Dortmund GmbH & Co. KGaA................    81,773      307,295
   *Brenntag AG......................................     4,921      501,647
    Carl Zeiss Meditec AG............................    29,296      649,738
    CAT Oil AG.......................................    14,058      123,279
   #Celesio AG.......................................    97,740    1,878,456
    CENIT AG.........................................     2,601       18,588
   *Centrosolar Group AG.............................    13,492       67,090
    Centrotec Sustainable AG.........................     9,963      243,522
  #*Centrotherm Photovoltaics AG.....................    12,687      434,257
    Cewe Color Holding AG............................     5,813      254,758
   *Colonia Real Estate AG...........................     1,375        9,072
    Comdirect Bank AG................................    35,534      372,324
   *Commerzbank AG................................... 1,155,794    4,393,346
    CompuGroup Medical AG............................    10,931      157,906
  #*Conergy AG.......................................   124,036      142,707
  #*Constantin Medien AG.............................    54,670      137,346
   *Continental AG...................................    20,462    2,038,074
    CropEnergies AG..................................    27,391      214,617
    CTS Eventim AG...................................     7,018      256,121
   *Curanum AG.......................................    15,622       61,321
   #D. Logistics AG..................................    10,845       21,758
    DAB Bank AG......................................    13,385       66,685
    Daimler AG.......................................   322,941   23,411,881

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------

GERMANY -- (Continued)
    Data Modul AG..........................................   2,305 $    42,929
   *DEAG Deutsche Entertainment AG.........................   1,086       3,840
    Delticom AG............................................   2,605     272,020
    Demag Cranes AG........................................  20,823   1,383,541
    Deutsche Bank AG (5750355)............................. 242,074  13,309,922
   #Deutsche Bank AG (D181890898)..........................  81,731   4,492,753
    Deutsche Beteiligungs AG...............................  10,928     290,047
   *Deutsche Boerse AG.....................................  26,045   1,934,083
    Deutsche Lufthansa AG.................................. 312,746   6,296,230
    Deutsche Post AG....................................... 550,645   9,722,030
    Deutsche Telekom AG.................................... 484,751   7,556,202
    Deutsche Telekom AG Sponsored ADR...................... 528,190   8,181,663
    Deutsche Wohnen AG.....................................  60,536     981,179
   *Deutz AG...............................................  82,333     794,920
  #*Dialog Semiconductor P.L.C.............................  34,822     681,912
   *DIC Asset AG...........................................   7,350      78,234
   #Douglas Holding AG.....................................  27,427   1,322,164
    Dr. Hoenle AG..........................................   3,148      56,494
    Draegerwerk AG & Co. KGaA..............................      92       8,929
    Drillisch AG...........................................  42,006     514,873
    Duerr AG...............................................   8,517     380,571
    DVB Bank SE............................................  14,830     529,142
    E.ON AG................................................ 428,791  11,823,166
    E.ON AG Sponsored ADR.................................. 218,470   6,003,556
    Eckert & Ziegler AG....................................   2,653     107,893
    Elmos Semiconductor AG.................................  13,447     176,318
   #ElreingKlinger AG......................................  12,274     365,966
   *ENvitec Biogas AG......................................   1,467      21,930
  #*Epigenomics AG.........................................     100         176
  #*Euromicron AG..........................................   2,679      80,598
  #*Evotec AG.............................................. 142,137     428,609
    Fielmann AG............................................   3,212     335,452
   *First Sensor AG........................................   2,611      37,827
    Fraport AG.............................................  35,863   2,873,464
   #Freenet AG............................................. 131,187   1,587,012
    Fresenius Medical Care AG & Co. KGaA...................   1,707     131,008
    Fresenius Medical Care AG & Co. KGaA ADR...............  26,500   2,038,910
    Fresenius SE & Co. KGaA................................  25,170   2,692,914
    Fuchs Petrolub AG......................................   3,747     181,465
  #*GAGFAH SA..............................................  57,918     394,066
    GEA Group AG........................................... 114,509   3,980,983
    Generali Deutschland Holding AG........................   2,791     315,614
    Gerresheimer AG........................................  33,792   1,710,524
    Gerry Weber International AG...........................   6,724     222,784
   #Gesco AG...............................................   2,554     245,193
    GFK SE.................................................  12,311     618,985
    GFT Technologies AG....................................  13,243      62,161
  #*Gigaset AG.............................................  49,566     227,564
   *Gildemeister AG........................................  82,475   1,511,730
   *Grammer AG.............................................  15,674     367,993
    Grenkeleasing AG.......................................   8,480     507,577
    H&R WASAG AG...........................................   7,116     204,432
    Hamburger Hafen und Logistik AG........................   7,134     284,871
    Hannover Rueckversicherung AG..........................  77,908   4,043,140
    Hawesko Holding AG.....................................   1,492      80,507
  #*Heidelberger Druckmaschinen AG......................... 296,259     839,074
    Heidelberger Zement AG.................................  96,453   5,304,677
    Henkel AG & Co. KGaA...................................  22,389   1,221,565
    Hochtief AG............................................  31,240   2,507,716
    Homag Group AG.........................................     780      16,511
    Indus Holding AG.......................................  19,920     618,091

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
GERMANY -- (Continued)
    Infineon Technologies AG...............................  39,522 $   396,568
    Infineon Technologies AG ADR........................... 516,244   5,136,628
   #Interseroh SE..........................................   5,028     366,427
    Isra Vision Systems AG.................................   1,857      53,267
  #*IVG Immobilien AG...................................... 141,337     972,074
   *Jenoptik AG............................................  64,238     499,763
    K&S AG.................................................  19,587   1,562,796
   *Kabel Deutschland Holding AG...........................  23,478   1,321,514
   *Kizoo AG...............................................   9,741     126,366
    Kloeckner & Co. SE..................................... 255,690   6,226,433
    Koenig & Bauer AG......................................   1,712      32,998
   #Kontron AG.............................................  79,452     796,312
   #Krones AG..............................................  15,743   1,205,099
    KSB AG.................................................     214     173,671
   *Kuka AG................................................  19,655     524,145
    KWS Saat AG............................................   2,259     474,777
    Lanxess AG.............................................  99,841   8,013,912
    Leifheit AG............................................     465      13,504
    Leoni AG...............................................  33,542   1,887,125
    Linde AG...............................................  51,539   9,236,268
   *Loewe AG...............................................   5,490      31,598
   #LPKF Laser & Electronics AG............................   6,673     110,122
    MAN SE.................................................  38,390   4,565,501
  #*Manz AG................................................   2,826     105,427
   *Masterflex AG..........................................     338       2,794
    Mediclin AG............................................  13,261      78,025
  #*Medigene AG............................................  29,373      56,862
    Medion AG..............................................  34,462     633,839
    Merck KGaA.............................................  39,827   4,250,589
    Metro AG...............................................  34,505   1,904,679
    MLP AG.................................................  49,791     457,422
   *Mologen AG.............................................      50         574
   *Morphosys AG...........................................  18,037     509,408
    MTU Aero Engines Holding AG............................  19,518   1,440,937
    Muehlbauer Holding & Co. AG............................   1,362      59,843
    Munchener Rueckversicherungs-Gesellschaft AG...........  86,672  12,790,287
    MVV Energie AG.........................................  13,093     424,291
    Nemetschek AG..........................................   2,093      92,990
   *Nexus AG...............................................   2,391      24,814
  #*Nordex SE..............................................  51,495     370,362
    OHB AG.................................................   2,466      45,024
   *Patrizia Immobilien AG.................................  21,065     140,875
    Pfeiffer Vacuum Technology AG..........................   1,165     130,289
  #*Pfleiderer AG..........................................  48,886      39,759
  #*Phoenix Solar AG.......................................   4,180      91,032
    PNE Wind AG............................................  68,848     194,293
    Porsche Automobil Holding SE...........................  55,763   4,285,183
    Praktiker AG...........................................  80,824     284,474
    Progress-Werk Oberkirch AG.............................     638      39,438
    PSI AG Gesellschaft Fuer Produkte und Systeme der
      Informationstechnologie..............................   3,155      85,777
   *Pulsion Medical Systems SE.............................   6,376      45,388
    Puma AG Rudolf Dassler Sport...........................   2,392     736,178
   *PVA TePla AG...........................................   8,269      51,450
  #*Q-Cells SE............................................. 180,047     315,206
   *QIAGEN NV.............................................. 169,152   2,845,114
   *QSC AG.................................................  83,054     309,011
    R Stahl AG.............................................   2,458      93,619
    Rational AG............................................     839     227,220
   *REALTECH AG............................................     215       1,864
    Renk AG................................................     322      33,139
    Repower Systems SE.....................................   1,223     250,014

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
GERMANY -- (Continued)
    Rheinmetall AG........................................  48,640 $  4,071,206
    Rhoen-Klinikum AG..................................... 117,506    2,928,282
  #*Roth & Rau AG.........................................  23,871      749,597
    RWE AG................................................ 121,149    6,351,230
    S.A.G. Solarstrom AG..................................   6,149       38,228
  #*SAF-Holland SA........................................  15,539      175,126
    Salzgitter AG.........................................  47,469    3,457,644
    SAP AG................................................     496       31,011
    SAP AG Sponsored ADR..................................  49,492    3,088,796
   *Sedo Holding AG.......................................     133          581
  #*SGL Carbon SE.........................................  47,995    2,502,509
   #Siemens AG Sponsored ADR.............................. 125,474   15,971,585
  #*Singulus Technologies AG..............................  59,557      298,435
   #Sixt AG...............................................  25,394      667,563
   #SKW Stahl-Metallurgie Holding AG......................   6,279      153,284
   *Sky Deutschland AG.................................... 415,615    1,964,390
   #SMA Solar Technology AG...............................   1,231      112,732
   #Software AG...........................................  21,048    1,025,967
  #*Solar Millennium AG...................................  15,167      320,719
   #Solarworld AG......................................... 102,526    1,169,729
  #*Solon SE..............................................  16,697       44,994
    Stada Arzneimittel AG.................................  65,055    2,478,609
    STINAG Stuttgarter Invest AG..........................   2,186       56,608
    Stratec Biomedical Systems AG.........................   1,763       82,172
   #Suedzucker AG.........................................  87,688    3,091,831
   *Sunways AG............................................   2,206        9,274
   *Suss Microtec AG......................................  20,235      252,413
    Symrise AG............................................  79,251    2,165,039
  #*TAG Immobilien AG.....................................  33,671      338,668
    Takkt AG..............................................   8,273      136,482
   *Technotrans AG........................................   3,213       26,057
    Telegate AG...........................................   3,849       38,869
    ThyssenKrupp AG....................................... 182,870    8,085,167
   *Tipp24 SE.............................................   2,135      103,337
    Tognum AG.............................................  21,822      834,099
   *Tom Tailor Holding AG.................................   1,343       28,631
   #Tomorrow Focus AG.....................................   5,190       29,841
  #*TUI AG................................................ 155,405    1,436,310
    UCB SA................................................     546       25,403
    United Internet AG....................................  42,521      864,592
  #*Verbio AG.............................................  22,353      101,442
    Volkswagen AG.........................................  10,878    1,988,021
   #Vossloh AG............................................   7,997    1,015,944
    VTG AG................................................   9,846      253,856
   #Wacker Chemie AG......................................   5,358    1,013,217
    Wacker Neuson SE......................................  32,549      574,462
    Washtec AG............................................  52,055      782,182
   #Wincor Nixdorf AG.....................................  10,549      659,716
    Wirecard AG...........................................  48,194      828,325
    Wuerttembergische Metallwarenfabrik AG................   1,571       62,077
   *XING AG...............................................     907       79,553
    Zhongde Waste Technology AG...........................   3,973       51,164
                                                                   ------------
TOTAL GERMANY.............................................          375,241,520
                                                                   ------------
GREECE -- (0.5%)
   *Aegean Airlines S.A...................................  11,435       28,965
   *Aegek S.A.............................................  51,172       14,611
   *Agricultural Bank of Greece S.A.......................   8,704        9,903
    Alapis Holding Industrial & Commercial S.A. of
      Pharmaceutical Chemical Products....................  69,510       34,853
   *Alpha Bank A.E........................................ 561,191    2,460,103
   *Anek Lines S.A........................................ 140,825       36,393

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
GREECE -- (Continued)
   *Astir Palace Hotels S.A...........................    16,370 $   52,664
   *Attica Bank S.A...................................    45,479     46,939
   *Autohellas S.A....................................     8,597     18,038
   *Balkan Real Estate S.A............................     7,486      4,622
   *Bank of Cyprus Public Co., Ltd....................   701,938  1,532,760
    Bank of Greece S.A................................    14,284    508,979
    Coca-Cola Hellenic Bottling Co. S.A...............    72,064  1,869,739
   #Coca-Cola Hellenic Bottling Co. S.A. ADR..........    50,200  1,298,172
    Diagnostic & Therapeutic Center of Athens Hygeia
      S.A.............................................    64,268     31,418
  #*EFG Eurobank Ergasias S.A.........................   384,693  1,495,235
   *Elektrak S.A......................................     4,647     11,271
   *Ellaktor S.A......................................   140,979    547,235
   *Elval - Hellenic Aluminium Industry S.A...........     9,817     21,011
    Euro Reliance General Insurance Co. S.A...........       212        152
   *Euromedica S.A....................................    10,100      4,635
    EYDAP Athens Water Supply & Sewage Co. S.A........    22,345    133,645
   *Folli Follie Group S.A............................    13,540    179,082
   *Forthnet S.A......................................   270,640    159,374
   *Fourlis Holdings S.A..............................    41,547    243,659
    Frigoglass S.A....................................     9,042    120,729
   *GEK Terna S.A.....................................    43,566    123,319
   *Geniki Bank S.A...................................    63,245     81,821
   *Halkor S.A........................................    55,380     79,605
    Hellenic Exchanges S.A............................    88,815    622,698
    Hellenic Petroleum S.A............................   166,427  1,536,426
    Hellenic Telecommunication Organization Co. S.A... 139,222 1,165,064 #Hellenic Telecommunication Organization Co. S.A.
     Sponsored ADR....................................   103,600    427,868
    Heracles General Cement Co. S.A...................    11,802     67,893
    Iaso S.A..........................................    18,699     30,851
    Inform P. Lykos S.A...............................    12,414     18,382
   *Intracom Holdings S.A.............................   108,198     66,961
   *Intracom Technical & Steel Constructions S.A......     4,948      4,768
    Intralot S.A.-Integrated Lottery Systems &
      Services........................................   142,895    260,741
    J&P-Avax S.A......................................   138,923    183,565
    JUMBO S.A.........................................    90,573    639,560
   *Kathimerini Publishing S.A........................     3,935     19,253
   *Lambrakis Press S.A...............................    58,058     19,258
   *Loulis Mills S.A..................................     2,024      5,133
   *M.J. Mailis S.A...................................     5,070      1,168
    Marfin Investment Group S.A.......................   996,414    644,150
   *Marfin Popular Bank PCL...........................   954,443    712,420
    Metka S.A.........................................    10,881    128,955
    Motor Oil (Hellas) Corinth Refineries S.A.........    46,889    532,479
   *Mytilineos Holdings S.A...........................   114,242    803,054
  #*National Bank of Greece S.A.......................   829,412  5,577,511
   #National Bank of Greece S.A. ADR.................. 1,040,010  1,362,413
   *Nirefs Acquaculture S.A...........................    16,373     16,479
    OPAP S.A..........................................    54,981    912,060
  #*Piraeus Bank S.A.................................. 1,186,250  1,534,731
   *Piraeus Port Authority S.A........................     5,029     92,382
   *Proton Bank S.A...................................    33,481     27,418
   *Public Power Corp. S.A............................    62,300    766,846
   *Real Estate Development & Services S.A............     7,909     13,429
   *S&B Industrial Minerals S.A.......................    13,030     78,881
    Sarantis S.A......................................    10,732     45,343
   *Sidenor Steel Products Manufacturing Co. S.A......    28,031    123,712
   *Sprider Stores S.A................................     2,890      1,952
   *T Bank S.A........................................    46,506      2,667
   *Technical Olympic S.A.............................     5,360     13,110
   *Teletypos S.A. Mega Channel.......................    10,729     25,192
    Terna Energy S.A..................................    39,006    145,743

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES     VALUE++
                                                      --------- -----------
GREECE -- (Continued)
    Thessaloniki Port Authority S.A..................     1,762 $    33,259
    Thessaloniki Water Supply & Sewage Co. S.A.......       522       3,212
    Titan Cement Co. S.A.............................    64,735   1,334,001
   *TT Hellenic Postbank S.A.........................   225,165     815,624
   *Viohalco S.A.....................................   102,636     613,003
                                                                -----------
TOTAL GREECE.........................................            32,578,547
                                                                -----------
HONG KONG -- (2.2%)
   #AAC Acoustic Technologies Holdings, Inc..........   194,000     446,582
    Aeon Stores Hong Kong Co., Ltd...................    32,000      76,040
    Alco Holdings, Ltd...............................   256,000     107,084
    Allied Group, Ltd................................    72,000     244,787
    Allied Properties (H.K.), Ltd.................... 2,868,393     563,072
   *Amax Holdings, Ltd............................... 1,159,000      17,548
   *Apac Resources, Ltd.............................. 4,320,000     229,822
   *APT Satellite Holdings, Ltd......................   111,000      24,456
   *Artel Solutions Group Holdings, Ltd.............. 1,195,000      25,396
    Arts Optical International Holdings, Ltd.........    70,000      28,290
    Asia Financial Holdings, Ltd.....................   270,000     115,836
    Asia Satellite Telecommunications Holdings, Ltd..   148,000     329,452
    Asia Standard Hotel Group, Ltd...................   317,564      37,852
    Asia Standard International Group, Ltd...........   494,745     121,812
    ASM Pacific Technology, Ltd......................    34,200     375,330
   *Associated International Hotels, Ltd.............    79,000     174,252
    Aupu Group Holding Co., Ltd......................   400,000      43,107
   #Bank of East Asia, Ltd...........................   786,145   3,034,197
    Bauhaus International Holdings, Ltd..............   148,000      67,109
   *Beijing Yu Sheng Tang Pharmaceutical Group, Ltd.. 1,616,000      28,047
   *Bio-Dynamic Group, Ltd...........................   664,000      82,544
   *Birmingham International Holdings, Ltd........... 1,534,000      29,917
    BOC Hong Kong Holdings, Ltd......................   664,500   1,983,511
   #Bonjour Holdings, Ltd............................   300,000      54,169
    Bossini International Holdings, Ltd.............. 1,204,000     131,253
    Brightoil Petroleum Holdings, Ltd................ 1,272,000     479,451
  #*Burwill Holdings, Ltd............................ 3,573,600     134,961
   #Cafe de Coral Holdings, Ltd......................   208,000     523,230
   *Capital Estate, Ltd.............................. 1,285,000      45,256
   #Cathay Pacific Airways, Ltd......................   787,000   1,823,147
    Century City International Holdings, Ltd......... 2,052,160     149,730
   *Century Sunshine Group Holdings, Ltd............. 1,205,000      37,106
    Champion Technology Holdings, Ltd................ 5,568,397     114,352
   *Chaoyue Group, Ltd...............................   650,000      27,325
    Chen Hsong Holdings, Ltd.........................   360,000     168,919
    Cheuk Nang Holdings, Ltd.........................    94,768      46,957
    Cheung Kong Holdings, Ltd........................   574,000   8,744,337
    Cheung Kong Infrastructure Holdings, Ltd.........   207,045   1,189,011
    Chevalier International Holdings, Ltd............   102,000     134,791
   *China Boon Holdings, Ltd......................... 2,400,000      69,912
   *China CBM Group, Ltd............................. 2,382,000     183,439
   *China Electronics Corp. Holdings Co., Ltd........   150,000      13,928
  #*China Energy Development Holdings, Ltd........... 5,924,000     121,440
   *China Financial Services Holdings, Ltd...........   304,000      18,655
   *China Flavors & Fragrances Co., Ltd..............    23,103       4,653
   *China Infrastructure Investment, Ltd............. 2,032,000      63,988
    China Metal International Holdings, Ltd..........   440,000     107,878
   *China Motion Telecom International, Ltd..........   490,000       5,543
   *China Ocean Shipbuilding Industry Group, Ltd..... 1,275,000      25,162
   *China Oriental Culture Group, Ltd................   796,000      57,446
    China Overseas Grand Oceans Group, Ltd...........   134,000     194,139
   *China Public Procurement, Ltd....................   920,000      80,269
   *China Renji Medical Group, Ltd................... 7,088,000      54,567

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
HONG KONG -- (Continued)
   *China Solar Energy Holdings, Ltd.....................  6,895,000 $   87,656
   *China Strategic Holdings, Ltd........................  5,275,000    141,927
   #China Taisan Technology Group Holdings, Ltd..........    691,000     94,394
  #*China Timber Resources Group, Ltd....................  7,300,000    347,101
    China Ting Group Holdings, Ltd.......................    692,000     71,798
   *China Tycoon Beverage Holdings, Ltd..................     60,000      2,166
   *China WindPower Group, Ltd...........................  3,763,400    289,332
   *China Yunnan Tin Minerals Group Co., Ltd.............  6,127,538     47,168
    China-Hongkong Photo Products Holdings, Ltd..........    370,000     34,577
    Chong Hing Bank, Ltd.................................    221,000    466,871
  #*Chow Sang Sang Holdings International, Ltd...........    274,000  1,037,141
    Chu Kong Shipping Development Co., Ltd...............    774,000    158,890
   *Chuang's China Investments, Ltd......................    798,000     44,512
    Chuang's Consortium International, Ltd...............    565,487     70,293
    Chun Wo Development Holdings, Ltd....................    348,000     19,370
   #Citic 1616 Holdings, Ltd.............................    992,000    234,133
    City Telecom, Ltd. ADR...............................     13,212    145,332
    CK Life Sciences International Holdings, Inc.........  3,404,000    207,103
    CLP Holdings, Ltd....................................    187,500  1,735,220
   *COL Capital, Ltd.....................................     64,000     12,081
    Continental Holdings, Ltd............................  2,200,000     41,142
    Cosmos Machinery Enterprises, Ltd....................    250,000     28,241
   *CP Lotus Corp., Ltd..................................  1,420,000     46,327
    Cross-Harbour Holdings, Ltd. (The)...................    102,000     88,780
   *CSI Properties, Ltd.................................. 10,830,500    375,171
   *CST Mining Group, Ltd................................ 31,065,600    802,259
   *Culture Landmark Investment, Ltd.....................  2,060,000     48,899
   *Culturecom Holdings, Ltd.............................    275,000     32,416
    Dah Chong Hong Holdings, Ltd.........................    479,000    629,954
    Dah Sing Banking Group, Ltd..........................    457,782    609,154
    Dah Sing Financial Holdings, Ltd.....................    164,050    794,823
   *Dan Form Holdings Co., Ltd...........................  1,327,900    127,750
    DBA Telecommunication Asia Holdings, Ltd.............    656,000    206,215
  #*Dejin Resources Group Co., Ltd.......................  9,492,000    255,823
    Dickson Concepts International, Ltd..................    439,500    331,779
   *Digitalhongkong.com, Ltd.............................     10,334      1,517
    DVN Holdings, Ltd....................................  1,550,000     89,313
   #Eagle Nice International Holdings, Ltd...............    534,000    109,382
    EcoGreen Fine Chemicals Group, Ltd...................    232,000     78,371
   *EganaGoldpfeil Holdings, Ltd.........................    209,588         --
    Emperor Entertainment Hotel, Ltd.....................    505,000    116,676
    Emperor International Holdings, Ltd..................  1,896,416    435,570
   #Emperor Watch & Jewellery, Ltd.......................  3,220,000    692,025
   *ENM Holdings, Ltd....................................  1,724,000    130,242
   *EPI Holdings, Ltd....................................  1,938,000     54,857
   #Esprit Holdings, Ltd.................................    512,842  1,493,046
   *eSun Holdings, Ltd...................................  1,123,000    309,046
    EVA Precision Industrial Holdings, Ltd...............    798,000    302,074
    Fairwood, Ltd........................................     80,000    123,089
    Far East Consortium International, Ltd...............  1,346,767    299,032
   *First Natural Foods Holdings, Ltd....................    225,000         --
    First Pacific Co., Ltd...............................  1,983,756  1,992,045
   *Foundation Group, Ltd................................    650,000      9,758
    Fountain SET Holdings, Ltd...........................    590,000    111,251
  #*Foxconn International Holdings, Ltd..................  1,588,000    720,768
   *Frasers Property China, Ltd..........................  2,280,000     54,973
   *Freeman Corp., Ltd...................................  2,805,000     42,860
    Fujikon Industrial Holdings, Ltd.....................    128,000     21,151
  #*Galaxy Entertainment Group, Ltd......................    621,000  1,605,668
  #*Genting Hong Kong, Ltd...............................    678,000    296,322
    Get Nice Holdings, Ltd...............................  5,408,000    346,438

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
HONG KONG -- (Continued)
    Giordano International, Ltd........................    684,000 $   520,152
   *Global Green Tech Group, Ltd.......................  5,752,080      64,209
    Glorious Sun Enterprises, Ltd......................    566,000     227,489
    Gold Peak Industries Holding, Ltd..................    453,000      59,299
    Golden Resources Development International, Ltd....    676,000      43,281
    Goldin Financial Holdings, Ltd.....................    100,000      12,710
   *Goldin Properties Holdings, Ltd....................    410,000     164,182
   *Good Fellow Resources Holdings, Ltd................    130,000       7,756
    Great Eagle Holdings, Ltd..........................    353,407   1,163,883
  #*Greenheart Group, Ltd..............................    374,000      61,819
   *G-Resources Group, Ltd............................. 13,020,000   1,054,393
   *Guangnan Holdings, Ltd.............................    756,000     127,914
    Haitong International Securities Group, Ltd........    228,328     120,956
   *Hang Fung Gold Technology, Ltd.....................    250,000          --
    Hang Lung Group, Ltd...............................    553,000   3,326,849
    Hang Lung Properties, Ltd..........................    852,000   3,142,523
    Hang Seng Bank, Ltd................................     39,000     613,113
    Hang Ten Group Holdings, Ltd.......................    446,000     126,305
    Hannstar Board International Holdings, Ltd.........    928,000     100,907
   *Hans Energy Co., Ltd...............................  1,214,000      29,074
    Harbour Centre Development, Ltd....................    158,000     208,665
   #Henderson Land Development Co., Ltd................    802,277   5,068,497
    HKR International, Ltd.............................    812,533     460,565
    Hon Kwok Land Investment Co., Ltd..................    234,000      84,355
    Hong Kong & China Gas Co., Ltd.....................    531,381   1,303,849
    Hong Kong & Shanghai Hotels, Ltd...................    766,671   1,210,353
    Hong Kong Aircraft Engineering Co., Ltd............     17,600     245,964
   #Hong Kong Exchanges & Clearing, Ltd................     66,600   1,373,920
    Hong Kong Ferry Holdings, Ltd......................     54,000      50,059
    Hongkong Chinese, Ltd..............................  1,545,143     271,311
   #Hongkong Land Holdings, Ltd........................      5,000      33,600
    Hop Fung Group Holdings, Ltd.......................     30,000       2,346
    Hopewell Holdings, Ltd.............................    673,500   2,184,110
    Hsin Chong Construction Group, Ltd.................    280,000      49,856
   *Huafeng Group Holdings, Ltd........................  2,315,800      88,900
    Hung Hing Printing Group, Ltd......................    528,524     169,634
    Hutchison Harbour Ring, Ltd........................  3,618,000     375,749
   *Hutchison Telecommunications Hong Kong Holdings,
     Ltd...............................................  2,172,000     771,309
    Hutchison Whampoa, Ltd.............................    872,000  10,152,319
   *Hybrid Kinetic Group, Ltd..........................  2,306,000      34,943
    Hysan Development Co., Ltd.........................    117,543     551,606
   *I-Cable Communications, Ltd........................    512,000      45,967
   *IDT International, Ltd.............................  1,076,000      21,503
   *Imagi International Holdings, Ltd..................  1,824,000      76,873
   *International Resources Enterprise, Ltd............    124,000      19,437
   #IPE Group, Ltd.....................................  1,225,000     152,409
   #IT, Ltd............................................    753,087     737,009
   *ITC Properties Group, Ltd..........................    330,400      80,963
   *Jinchuan Group International Resources Co., Ltd....    124,000      49,430
   *Jinhui Holdings, Ltd...............................    253,000      51,282
   *Jiuzhou Development Co., Ltd.......................    642,000      44,573
    JLF Investment Co., Ltd............................    610,000      53,012
    Johnson Electric Holdings, Ltd.....................  1,508,000     884,732
   #K Wah International Holdings, Ltd..................  1,912,694     669,222
    Kam Hing International Holdings, Ltd...............     74,000       8,637
    Kantone Holdings, Ltd..............................  2,444,360      26,975
   *Karl Thomson Holdings, Ltd.........................     28,000       1,720
    Keck Seng Investments (Hong Kong), Ltd.............    126,000      59,179
    Kerry Properties, Ltd..............................    498,083   2,402,889
    Kin Yat Holdings, Ltd..............................    176,000      57,098
   *King Stone Energy Group, Ltd.......................    524,000     130,759

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
HONG KONG -- (Continued)
    Kingmaker Footwear Holdings, Ltd....................    754,000 $  145,894
   *Kingston Financial Group, Ltd.......................  3,745,000    461,006
    Kith Holdings, Ltd..................................     20,000      3,479
   *Kiu Hung Energy Holdings, Ltd.......................  3,110,000     61,409
   *Ko Yo Chemical Group, Ltd...........................  5,180,000    116,311
    Kowloon Development Co., Ltd........................    477,000    642,037
   *Lai Sun Development Co., Ltd........................ 12,928,000    339,446
   *Lai Sun Garment International, Ltd..................    918,000    101,360
    Lam Soon Hong Kong, Ltd.............................     12,000     10,772
   *Lee & Man Handbags, Ltd.............................    158,000     20,678
   #Lee & Man Holdings, Ltd.............................    158,000    182,929
    Lerado Group Holdings Co., Ltd......................    570,000     64,164
    Li & Fung, Ltd......................................    339,250    564,104
    Li Heng Chemical Fibre Technologies, Ltd............  1,245,000    155,459
    Lifestyle International Holdings, Ltd...............    151,000    491,208
    Lippo China Resources, Ltd..........................  5,560,000    156,087
    Lippo, Ltd..........................................    270,000    111,130
    Liu Chong Hing Investment, Ltd......................    160,000    188,339
   *Longrun Tea Group Co., Ltd..........................     60,000      3,768
    Luen Thai Holdings, Ltd.............................    391,000     37,662
    Luk Fook Holdings International, Ltd................    186,000    973,169
   #Luks Industrial Group, Ltd..........................    130,000     30,346
   *Lung Cheong International Holdings, Ltd.............  1,224,000     69,231
    Lung Kee (Bermuda) Holdings, Ltd....................    222,000    136,160
    Magnificent Estates, Ltd............................  3,238,000    136,697
    Man Yue Technology Holdings, Ltd....................    254,000     58,861
  #*Mascotte Holdings, Ltd..............................  2,144,000    130,451
   *Mei Ah Entertainment Group, Ltd.....................  3,200,000     72,795
   #Melco International Development, Ltd................  1,339,000  1,653,868
   #Midland Holdings, Ltd...............................    640,000    371,981
   #Ming Fai International Holdings, Ltd................    453,000    127,916
  #*Ming Fung Jewellery Group, Ltd......................  2,584,000    308,558
    Miramar Hotel & Investment Co., Ltd.................     98,000    122,047
   *Mongolia Energy Corp, Ltd...........................  4,372,575    554,317
    MTR Corp., Ltd......................................    425,214  1,439,649
    Nanyang Holdings, Ltd...............................      4,000     13,350
    Natural Beauty Bio-Technology, Ltd..................     70,000     15,241
    Neo-Neon Holdings, Ltd..............................    565,500    159,531
   *Neptune Group, Ltd..................................    300,000      5,575
    Net2Gather China Holdings, Ltd......................  2,124,000     55,300
    New Century Group Hong Kong, Ltd....................  1,287,200     32,742
   *New Smart Energy Group, Ltd.........................  7,350,000     72,718
   *New Times Energy Corp, Ltd.......................... 10,804,000    146,888
    New World Development Co., Ltd......................  1,763,239  2,597,935
    Neway Group Holdings, Ltd...........................  5,040,000    100,860
    NewOcean Green Energy Holdings, Ltd.................  1,076,000    248,538
   *Next Media, Ltd.....................................    722,000    101,016
   *Ngai Lik Industrial Holdings, Ltd...................  1,304,000     11,159
   *Norstar Founders Group, Ltd.........................    420,000         --
   *North Asia Resources Holdings, Ltd..................    925,000     88,272
    NWS Holdings, Ltd...................................  1,176,099  1,711,389
  #*Orange Sky Golden Harvest Entertainment
     Holdings, Ltd......................................  2,130,000     91,165
    Orient Overseas International, Ltd..................    230,500  1,306,827
   #Oriental Watch Holdings, Ltd........................    510,240    415,735
    Pacific Andes International Holdings, Ltd...........  1,849,516    211,127
   #Pacific Basin Shipping, Ltd.........................  2,443,000  1,338,763
   *Pacific Century Premium Developments, Ltd...........  1,441,000    275,527
    Pacific Textile Holdings, Ltd.......................    402,000    279,320
    Paliburg Holdings, Ltd..............................    586,790    221,216
   *Pan Asia Environmental Protection Group, Ltd........    522,000     64,342
    PCCW, Ltd...........................................  2,081,000    907,223

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
HONG KONG -- (Continued)
   #PCCW, Ltd. Sponsored ADR.............................     7,400 $   32,280
  #*Peace Mark Holdings, Ltd.............................   308,000         --
    Pearl Oriental Innovation, Ltd....................... 1,605,800    181,184
    Pegasus International Holdings, Ltd..................    82,000     14,717
    Pico Far East Holdings, Ltd..........................   698,000    140,547
    Playmates Holdings, Ltd..............................    73,400     26,622
  #*Playmates Toys, Ltd..................................    36,700      2,401
   *PME Group, Ltd....................................... 2,540,000     79,343
   *PNG Resources Holdings, Ltd.......................... 2,296,000     61,839
    Polytec Asset Holdings, Ltd.......................... 1,650,000    211,341
    Power Assets Holdings, Ltd...........................   237,000  1,968,195
    Public Financial Holdings, Ltd.......................   418,000    238,230
   *PYI Corp., Ltd....................................... 3,925,970    170,795
   #Regal Hotels International Holdings, Ltd.............   915,400    370,559
   *Richfield Group Holdings, Ltd........................   792,000     60,914
   *Rising Development Holdings, Ltd.....................   278,000     54,501
    Rivera Holdings, Ltd.................................   174,000      6,701
   #Royale Furniture Holdings, Ltd.......................   457,988    198,613
   #Sa Sa International Holdings, Ltd....................   448,000    354,307
    Samling Global, Ltd.................................. 3,370,000    358,275
   *Sands China, Ltd.....................................   111,600    335,889
    SCMP Group, Ltd......................................    10,000      2,306
    SEA Holdings, Ltd....................................   246,000    138,107
    Shangri-La Asia, Ltd................................. 1,094,166  2,811,006
    Shenyin Wanguo, Ltd..................................   355,000    131,910
    Shenzhen High-Tech Holdings, Ltd.....................   172,000     12,139
   *Shougang Concord Grand Group, Ltd....................   693,000     31,838
   *Shougang Concord Technology Holdings, Ltd............ 1,574,000     84,894
    Shui On Construction & Materials, Ltd................   432,000    565,348
   #Shun Tak Holdings, Ltd............................... 1,408,000    926,325
    Sing Tao News Corp., Ltd.............................   490,000    140,739
    Singamas Container Holdings, Ltd..................... 1,598,000    552,531
   *Sino Dragon New Energy Holdings, Ltd................. 1,488,000    157,914
   *Sino Gas Group, Ltd.................................. 1,230,000     39,094
    Sino Land Co., Ltd................................... 1,833,887  3,106,568
   *Sinocop Resources Holdings, Ltd......................   380,000     49,781
  #*Sino-Tech International Holdings, Ltd................ 8,150,000    124,276
   *Sinotel Technologies, Ltd............................   546,250    106,586
   #SJM Holdings, Ltd....................................   118,000    297,048
   *Skyfame Realty Holdings, Ltd.........................   240,000     22,787
   #SmarTone Telecommunications Holdings, Ltd............   386,000    598,012
   *Solartech International Holdings, Ltd................    72,000      2,205
   *Solomon Systech International, Ltd................... 1,974,000     84,768
    South China (China), Ltd............................. 1,088,000     75,380
   #Stella International Holdings, Ltd...................   118,500    323,485
    Stelux Holdings International, Ltd...................   359,000     49,636
   *Success Universe Group, Ltd.......................... 1,064,000     68,084
    Sun Hing Vision Group Holdings, Ltd..................   122,000     51,727
    Sun Hung Kai & Co., Ltd..............................   562,797    412,672
   #Sun Hung Kai Properties, Ltd.........................   582,000  8,845,800
   *Sun Innovation Holdings, Ltd......................... 1,120,000     32,371
   *Superb Summit International Timber Co., Ltd.......... 2,801,000    107,884
  #*Sustainable Forest Holdings, Ltd..................... 4,087,500    209,381
    SW Kingsway Capitol Holdings, Ltd.................... 1,004,000     28,220
    Symphony Holdings, Ltd...............................   511,500     30,518
  #*Tack Fat Group International, Ltd....................    55,200         --
   *Tack Hsin Holdings, Ltd..............................   274,000    101,105
    Tai Cheung Holdings, Ltd.............................   578,000    455,756
   *Talent Property Group, Ltd........................... 1,245,000     54,503
    Tan Chong International, Ltd.........................   372,000     86,775
   #Techtronic Industries Co., Ltd....................... 1,761,500  1,840,081

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
HONG KONG -- (Continued)
    Television Broadcasts, Ltd..........................   132,000 $    906,123
   *Termbray Industries International (Holdings), Ltd...   112,000       12,184
    Texwinca Holdings, Ltd..............................   366,000      515,179
   *Theme International Holdings, Ltd...................   680,000       35,824
   *Titan Petrochemicals Group, Ltd..................... 3,200,000      188,667
   *Tom Group, Ltd...................................... 1,250,000      132,942
    Tongda Group Holdings, Ltd.......................... 4,580,000      196,362
    Top Form International, Ltd.........................   340,000       25,266
    Town Health International Investments, Ltd..........   424,835       59,314
    Tradelink Electronic Commerce, Ltd..................   198,000       32,691
   #Transport International Holdings, Ltd...............   238,600      618,699
   *Trinity, Ltd........................................    78,000       86,491
   *TSC Group Holdings, Ltd.............................   771,000      164,360
    Tse Sui Luen Jewellery International, Ltd...........    60,000       61,942
    Tungtex Holdings Co., Ltd...........................   174,000       28,620
    Tysan Holdings, Ltd.................................   300,000       58,879
   #United Laboratories International Holdings, Ltd.
     (The)..............................................   236,000      242,419
   *Universal Technologies Holdings, Ltd................   250,000       19,944
   *U-Right International Holdings, Ltd................. 1,502,000        2,698
   *Value Convergence Holdings, Ltd.....................   244,000       39,419
    Value Partners Group, Ltd...........................   178,000      142,496
   *Vantage International Holdings, Ltd.................   222,000       21,942
    Varitronix International, Ltd.......................   369,000      234,882
    Vedan International Holdings, Ltd................... 1,192,000       93,218
    Victory City International Holdings, Ltd............ 1,149,117      200,158
   *Vital Group Holdings, Ltd...........................   995,000      160,532
   #Vitasoy International Holdings, Ltd.................   264,000      192,393
   *Vongroup, Ltd....................................... 1,765,000       10,208
   *VST Holdings, Ltd...................................   764,000      193,924
   #VTech Holdings, Ltd.................................    45,000      526,091
  #*Wah Nam International Holdings, Ltd................. 2,270,520      323,616
    Wai Kee Holdings, Ltd...............................   222,000       47,981
    Wang On Group, Ltd.................................. 3,320,000       42,551
    Water Oasis Group, Ltd..............................   184,000       22,853
    Wharf Holdings, Ltd.................................   608,750    4,455,781
    Wheelock & Co., Ltd.................................   640,000    2,727,756
    Win Hanverky Holdings, Ltd..........................   598,000       76,850
    Wing Hang Bank, Ltd.................................    96,446    1,034,363
  #*Wing Hing International Holdings, Ltd............... 2,230,000      139,994
    Wing On Co. International, Ltd......................   123,137      260,695
    Wing Tai Properties, Ltd............................   374,000      149,389
   *Winteam Pharmaceutical Group, Ltd...................   892,000      157,722
    Wong's Kong King International Holdings, Ltd........   110,000       12,263
  #*Wynn Macau, Ltd.....................................   115,200      400,500
   #Xingye Copper International Group, Ltd..............   722,000      145,412
   #Xinyi Glass Holdings, Ltd...........................   744,000      626,192
    Yau Lee Holdings, Ltd...............................   218,000       31,317
   *Yeebo (International Holdings), Ltd.................    26,000        4,601
    YGM Trading, Ltd....................................    89,000      275,759
   #Yue Yuen Industrial Holdings, Ltd...................   407,500    1,306,839
    Yugang International, Ltd........................... 4,450,000       40,529
                                                                   ------------
TOTAL HONG KONG.........................................            148,953,412
                                                                   ------------
INDONESIA -- (0.0%)
   *PT Salim Ivomas Pratama Tbk.........................    23,805        3,976
                                                                   ------------
IRELAND -- (0.5%)
   *Aer Lingus Group P.L.C..............................   193,970      188,604
  #*Allied Irish Banks P.L.C. Sponsored ADR.............    98,415      169,274
   *Anglo Irish Bank Corp. P.L.C. (B06H8J9).............   165,847       51,712
   *Anglo Irish Bank Corp. P.L.C. (B076LH4).............   457,521      142,659

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
IRELAND -- (Continued)
   *Bank of Ireland P.L.C................................    77,755 $    11,750
  #*Bank of Ireland P.L.C. Sponsored ADR.................   694,969   1,000,755
    C&C Group P.L.C. (B010DT8)...........................    24,767     124,259
    C&C Group P.L.C. (B011Y09)...........................   387,038   1,966,551
    CRH P.L.C. (0182704).................................    70,855   1,390,075
   *CRH P.L.C. (4182249).................................   113,064   2,218,003
   #CRH P.L.C. Sponsored ADR.............................   297,629   5,901,983
    DCC P.L.C. (0242493).................................    25,457     686,119
    DCC P.L.C. (4189477).................................    72,936   1,972,356
    Dragon Oil P.L.C. (0059079)..........................    78,269     697,613
    Dragon Oil P.L.C. (5323218)..........................   163,354   1,463,516
   *Elan Corp. P.L.C.....................................    11,725     131,749
   *Elan Corp. P.L.C. Sponsored ADR......................   203,900   2,255,134
    FBD Holdings P.L.C. (0329028)........................    18,709     185,877
    FBD Holdings P.L.C. (4330231)........................     3,292      32,556
    Glanbia P.L.C. (0066950).............................    74,909     490,447
    Glanbia P.L.C. (4058629).............................     1,119       7,347
   *Governor & Co. of the Bank of Ireland P.L.C. (The)...   923,102     139,894
    Grafton Group P.L.C..................................   214,308     895,681
    Greencore Group P.L.C. (0386410).....................   113,610     153,442
    Greencore Group P.L.C. (5013832).....................    99,190     133,775
    IFG Group P.L.C. (0232524)...........................    19,722      49,639
    IFG Group P.L.C. (4373355)...........................    34,933      87,949
   *Independent News & Media P.L.C. (B59HWB1)............   115,743      55,565
   *Independent News & Media P.L.C. (B5TR5N4)............     9,779       4,701
    Irish Continental Group P.L.C. (3333651).............    12,414     271,656
    Irish Continental Group P.L.C. (3339455).............    13,955     305,854
   *Kenmare Resources P.L.C..............................   296,459     276,139
    Kerry Group P.L.C. Series A (0490656)................    76,886   3,175,650
   *Kerry Group P.L.C. Series A (4519579)................    16,632     687,045
    Kingspan Group P.L.C. (0492793)......................    19,320     193,736
    Kingspan Group P.L.C. (4491235)......................   126,384   1,270,915
   *McInerney Holdings P.L.C.............................    94,047       5,351
    Paddy Power P.L.C. (0258810).........................     7,672     375,353
    Paddy Power P.L.C. (4828974).........................     8,123     397,292
   *Smurfit Kappa Group P.L.C............................   144,645   1,488,896
    United Drug P.L.C. (3302480).........................    70,507     236,759
    United Drug P.L.C. (3335969).........................   209,045     701,657
                                                                    -----------
TOTAL IRELAND............................................            31,995,288
                                                                    -----------
ISRAEL -- (0.7%)
   *Africa Israel Investments, Ltd.......................    67,113     403,148
   *Africa Israel Properties, Ltd........................     7,242      74,577
   *Airport City, Ltd....................................     7,786      34,581
    Alon Holdings Blue Square Israel, Ltd................    15,717     130,914
   *AL-ROV Israel, Ltd...................................     4,964     150,816
    Alrov Properties & Lodgings, Ltd.....................     1,569      29,201
   *Alvarion, Ltd........................................    80,114     120,633
    Amot Investments, Ltd................................    28,770      80,407
   *AudioCodes, Ltd......................................    29,705     161,586
    Avgol Industries 1953, Ltd...........................    30,929      26,465
   *Bank Hapoalim B.M.................................... 1,000,946   4,949,222
    Bank Leumi Le-Israel B.M.............................   786,784   3,652,072
    Bayside Land Corp....................................       417      98,707
    Bezeq Israeli Telecommunication Corp., Ltd...........   300,208     727,223
   *Biocell, Ltd.........................................       937       8,035
   *BioLine RX, Ltd......................................     1,906         911
    Cellcom Israel, Ltd..................................    15,074     392,165
   *Ceragon Networks, Ltd................................    11,449     143,778
   *Clal Biotechnology Industries, Ltd...................    20,256     111,391
    Clal Industries & Investments, Ltd...................    66,868     440,196

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
ISRAEL -- (Continued)
    Clal Insurance Enterprises Holdings, Ltd................  22,247 $  499,171
    Delek - The Israeli Fuel Corp., Ltd.....................     368     10,712
    Delek Automotive Systems, Ltd...........................  19,575    208,703
   *Delek Energy Systems, Ltd...............................     423    162,179
    DS Apex Holdings, Ltd...................................  17,159    100,130
   *El Al Israel Airlines, Ltd.............................. 229,770     59,792
   *Elbit Medical Imaging, Ltd..............................  14,867     88,538
    Elbit Systems, Ltd......................................  17,149    811,201
    Electra (Israel), Ltd...................................   1,787    193,918
   *Electra Real Estate, Ltd................................   5,105     26,250
   *Elron Electronic Industries, Ltd........................  20,288    101,284
   *Evogene, Ltd............................................   5,273     23,197
   *EZchip Semiconductor, Ltd. (6554998)....................   2,588     81,026
   *EZchip Semiconductor, Ltd. (M4146Y108)..................  12,379    382,387
    First International Bank of Israel, Ltd.................  24,111    347,119
    FMS Enterprises Migun, Ltd..............................   3,360     78,098
    Formula Systems, Ltd....................................   8,169    148,660
    Frutarom Industries, Ltd................................  37,398    398,583
   *Gilat Satellite Networks, Ltd...........................  23,351    113,184
   *Given Imaging, Ltd......................................   8,981    174,740
    Golf & Co., Ltd.........................................  12,895     60,209
    Granite Hacarmel Investments, Ltd.......................  44,269     83,599
   *Hadera Paper, Ltd.......................................   2,941    184,938
    Harel Insurance Investments & Finances, Ltd.............  10,555    550,776
   *Hot Telecommunications Systems, Ltd.....................  23,179    385,090
   *Industrial Building Corp., Ltd..........................  45,929     89,552
    Israel Chemicals, Ltd...................................  85,015  1,429,403
   *Israel Discount Bank, Ltd............................... 832,100  1,607,120
    Israel Land Development Co., Ltd. (The).................   7,214     63,619
    Ituran Location & Control, Ltd. (B0LDC23)...............  16,672    229,504
    Ituran Location & Control, Ltd. (M6158M104).............   1,690     22,967
   *Jerusalem Oil Exploration, Ltd..........................  10,403    183,761
   *Kamada, Ltd.............................................  11,307     83,784
   *Magic Software Enterprises, Ltd.........................  10,713     52,889
   *Makhteshim-Agan Industries, Ltd......................... 154,575    850,810
    Matrix IT, Ltd..........................................  22,820    133,287
    Melisron, Ltd...........................................   4,340     94,710
   *Mellanox Technologies, Ltd..............................  19,054    650,058
   *Menorah Mivtachim Holdings, Ltd.........................  24,098    240,977
    Migdal Insurance & Financial Holding, Ltd............... 266,871    454,034
    Mizrahi Tefahot Bank, Ltd............................... 120,617  1,267,377
   *Naphtha Israel Petroleum Corp., Ltd.....................  34,482    117,577
   *Ness Technologies, Inc..................................   8,386     64,012
    Neto M.E. Holdings, Ltd.................................   1,394     73,262
    NetVision, Ltd..........................................  10,378    144,665
   *NICE Systems, Ltd. Sponsored ADR........................  59,376  2,120,911
   *Nitsba Holdings 1995, Ltd...............................  13,296    124,130
   *Oil Refineries, Ltd..................................... 867,400    584,257
   *Orckit Communications, Ltd..............................   1,062      2,061
    Ormat Industries, Ltd...................................  63,028    415,522
    Osem Investments, Ltd...................................  20,657    342,214
    Partner Communications Co., Ltd.........................  20,502    294,108
    Partner Communications Co., Ltd. ADR....................  10,175    147,232
    Paz Oil Co., Ltd........................................   3,778    595,338
    Phoenix Holdings, Ltd. (The)............................  60,266    184,629
   *RADVision, Ltd..........................................   2,502     18,271
    Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.....   6,583    241,082
   *Retalix, Ltd............................................  19,994    304,296
   *Scailex Corp, Ltd.......................................   8,689    119,598
    Shikun & Binui, Ltd..................................... 135,336    309,962
    Strauss Group, Ltd......................................  18,685    280,401

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
ISRAEL -- (Continued)
   *Suny Electronic, Ltd.................................     6,333 $    59,854
    Super-Sol, Ltd. Series B.............................    54,981     308,459
    Teva Pharmaceutical Industries, Ltd..................     4,262     198,807
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR...   368,163  17,171,122
   *Tower Semiconductor, Ltd.............................   215,731     226,212
    Union Bank of Israel, Ltd............................    26,181     120,603
                                                                    -----------
TOTAL ISRAEL.............................................            49,031,949
                                                                    -----------
ITALY -- (2.0%)
  #*A.S. Roma SpA........................................    54,117      52,034
    A2A SpA..............................................   587,148     841,524
    ACEA SpA.............................................    54,685     481,021
    Acegas-APS SpA.......................................    14,511      82,083
   *Acotel Group SpA.....................................       164       6,719
   *Aedes SpA............................................   413,437      61,462
   #Alerion Cleanpower SpA...............................    19,493     146,629
    Amplifon SpA.........................................    31,608     202,465
    Ansaldo STS SpA......................................    39,204     378,896
   *Antichi Pellettieri SpA..............................     1,703       1,134
    Arnoldo Mondadori Editore SpA........................   193,792     612,792
    Ascopiave SpA........................................    41,689      90,445
    Assicurazioni Generali SpA...........................   281,340   5,339,844
    Astaldi SpA..........................................    86,361     530,502
    Atlantia SpA.........................................    33,001     611,030
    Autogrill SpA........................................    49,564     652,332
    Azimut Holding SpA...................................   101,464     827,086
   #Banca Carige SpA.....................................   850,437   1,761,018
    Banca Finnat Euramerica SpA..........................    48,133      27,708
    Banca Generali SpA...................................    14,082     168,295
    Banca IFIS SpA.......................................     6,849      46,189
    Banca Monte Dei Paschi di Siena SpA.................. 2,857,982   2,141,967
    Banca Piccolo Credito Valtellinese Scarl.............   334,493   1,381,048
   #Banca Popolare dell'Emilia Romagna Scrl..............   222,818   2,239,850
   *Banca Popolare dell'Etruria e del Lazio Scarl........   307,109     861,095
   #Banca Popolare di Milano Scarl.......................   521,464   1,124,853
   #Banca Popolare di Sondrio Scarl......................   297,139   2,257,209
    Banca Profilo SpA....................................   155,354      74,630
    Banco di Desio e della Brianza SpA...................    27,865     139,959
   #Banco Popolare Scarl.................................   662,798   1,269,782
   #BasicNet SpA.........................................    47,125     160,690
    Beghelli SpA.........................................    52,121      41,220
    Benetton Group SpA...................................    57,011     395,632
   #Benetton Group SpA Sponsored ADR.....................     3,400      47,217
   *Biesse SpA...........................................     8,931      58,621
    Bonifica Terreni Ferraresi e Imprese Agricole SpA....       954      30,723
    Brembo SpA...........................................    37,969     510,195
   *Brioschi Sviluppo Immobiliare SpA....................   218,173      44,350
    Bulgari SpA..........................................    73,325   1,297,584
   *Buongiorno SpA.......................................   162,173     300,686
  #*Buzzi Unicem SpA.....................................    88,359   1,035,357
   #C.I.R. SpA - Compagnie Industriali Riunite...........   386,204     904,439
    Cairo Communication SpA..............................    13,925      58,460
    Caltagirone Editore SpA..............................   104,017     213,564
   *Carraro SpA..........................................    24,693     103,269
    Cembre SpA...........................................     4,534      45,638
    Cementir Holding SpA.................................    90,622     235,194
   *Class Editore SpA....................................     9,720       4,082
    Credito Artigiano SpA................................    76,968     134,590
    Credito Bergamasco SpA...............................     7,858     249,343
    Credito Emiliano SpA.................................   176,453     892,388
   *d'Amico International Shipping SA....................    13,646      15,302

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
ITALY -- (Continued)
    Danieli & Co. SpA.....................................    14,581 $  389,544
    Davide Campari - Milano SpA...........................   173,024  1,427,345
    De Longhi SpA.........................................    27,229    335,263
   *DeA Capital SpA.......................................     8,090     17,199
   #DiaSorin SpA..........................................    11,549    570,882
   *Digital Multimedia Technologies SpA...................     3,548    110,182
   *EEMS Italia SpA.......................................    30,338     39,619
    Elica SpA.............................................    18,438     32,504
    Emak SpA..............................................     5,067     25,710
    Enel SpA..............................................   538,561  3,101,772
    Engineering Ingegneria Informatica SpA................     1,547     49,822
    Eni SpA...............................................   189,331  4,114,377
   #Eni SpA Sponsored ADR.................................   173,682  7,516,957
    ERG SpA...............................................    63,289    842,874
    Esprinet SpA..........................................    40,360    213,991
   *Eurotech SpA..........................................    33,665     88,526
    Falck Renewables SpA..................................   447,556    762,632
   *Fiat Industrial SpA...................................   285,770  3,772,090
    Fiat SpA..............................................   361,246  3,569,280
   #Fiat SpA Sponsored ADR................................     8,900     88,466
  #*Fiera Milano SpA......................................     2,610     15,909
   #Finmeccanica SpA......................................   497,352  3,816,259
  #*Fondiaria - Sai SpA...................................   208,159    540,592
   *Gas Plus SpA..........................................     4,214     16,871
  #*Gemina SpA............................................   889,056    900,613
   #Geox SpA..............................................    33,201    170,583
   *Gruppo Coin SpA.......................................    25,177    233,829
    Gruppo Editoriale L'Espresso SpA......................   179,761    417,447
    Gruppo MutuiOnline SpA................................       659      4,191
    Hera SpA..............................................   351,113    692,232
   #Immsi SpA.............................................   230,746    259,284
   *Impregilo SpA.........................................   553,375  1,569,709
    Indesit Co. SpA.......................................    35,140    280,218
    Industria Macchine Automatiche SpA....................     3,460     72,732
    Intek SpA.............................................    73,119     37,667
    Interpump Group SpA...................................    34,395    278,861
    Intesa Sanpaolo SpA................................... 3,336,046  7,695,612
    Iren SpA..............................................   261,546    431,325
    Isagro SpA............................................     4,547     19,883
   #Italcementi SpA.......................................    97,578    785,188
    Italmobiliare SpA.....................................    10,096    354,538
  #*Juventus Football Club SpA............................   229,833    269,287
   *Kerself SpA...........................................     2,538      6,600
   *Kinexia SpA...........................................       435      1,057
    KME Group SpA.........................................   363,715    156,077
   #Landi Renzo SpA.......................................    48,404    149,024
   *Lottomatica SpA.......................................    50,123    994,029
    Luxottica Group SpA...................................     1,585     50,251
   #Luxottica Group SpA Sponsored ADR.....................    13,000    410,020
   #Maire Tecnimont SpA...................................   583,125    953,122
   #Marcolin SpA..........................................    14,922    110,633
  #*Mariella Burani SpA...................................     2,897         --
    MARR SpA..............................................    23,800    303,497
    Mediaset SpA..........................................   306,270  1,312,235
    Mediobanca SpA........................................   351,000  3,225,930
  #*Mediolanum SpA........................................   155,857    646,474
   *Milano Assicurazioni SpA..............................   271,486    118,555
    Nice SpA..............................................    16,046     68,353
   *PanariaGroup Industrie Ceramiche SpA..................     6,205     11,425
  #*Parmalat SpA.......................................... 1,298,097  3,380,681
    Piaggio & C. SpA......................................   110,608    457,236

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
ITALY -- (Continued)
  #*Pininfarina SpA.....................................    20,537 $    111,521
   #Pirelli & Co. SpA...................................   319,574    3,313,553
   *Poltrona Frau SpA...................................    21,297       36,354
   *Prelios SpA......................................... 1,728,709      942,538
   *Premafin Finanziaria SpA............................   173,719       92,136
   *Prima Industrie SpA.................................       514        5,558
    Prysmian SpA........................................    87,952    1,627,896
  #*RCS MediaGroup SpA..................................   137,680      203,867
    Recordati SpA.......................................    84,353      918,942
   *Reno de Medici SpA..................................   235,915       77,553
    Reply SpA...........................................       227        5,915
   *Retelit SpA.........................................    97,423       55,720
   *Risanamento Napoli SpA..............................    15,429        4,427
    Sabaf SpA...........................................     2,256       54,741
    SAES Getters SpA....................................     4,958       60,037
   *Safilo Group SpA....................................    63,059      849,527
   #Saipem SpA..........................................    30,952    1,612,930
   *Saras SpA...........................................   290,054      595,398
    SAVE SpA............................................    28,144      295,921
    Screen Service Broadcasting Technologies SpA........    20,463       14,990
  #*Seat Pagine Gialle SpA.............................. 1,199,818      100,684
    Snam Rete Gas SpA...................................   250,430    1,445,779
    Societa' Cattolica di Assicurazioni S.c.r.l.........    50,344    1,218,231
   #Societa Iniziative Autostradali e Servizi SpA.......    58,459      575,531
   *Societa Partecipazioni Finanziarie SpA..............   373,551       30,016
    Sogefi SpA..........................................    70,212      261,752
    Sol SpA.............................................    25,548      211,360
   *Sorin SpA...........................................   343,940      964,342
    Tamburi Investment Partners SpA.....................     5,874       12,755
  #*Telecom Italia Media SpA............................   467,204      129,793
    Telecom Italia SpA.................................. 3,193,224    4,018,015
   #Telecom Italia SpA Sponsored ADR....................   342,088    4,276,100
   #Tenaris SA ADR......................................    35,500    1,569,100
    Terna Rete Elettrica Nazionale SpA..................   562,494    2,550,614
  #*Tiscali SpA.........................................   932,426       82,022
    Tod's SpA...........................................     5,013      670,810
   #Trevi Finanziaria SpA...............................    44,934      576,202
   *Uni Land SpA........................................    58,555       42,406
    UniCredit SpA....................................... 5,518,028    9,843,489
    Unione di Banche Italiane ScpA......................   656,757    3,152,003
   *Unipol Gruppo Finanziario SpA....................... 1,195,285      551,125
    Vianini Lavori SpA..................................    11,628       68,108
    Vittoria Assicurazioni SpA..........................    17,594       88,192
  #*Yoox SpA............................................    16,272      277,140
    Zignago Vetro SpA...................................     5,214       41,060
                                                                   ------------
    TOTAL ITALY.........................................            133,113,362
                                                                   ------------
JAPAN -- (17.0%)
    77 Bank, Ltd. (The).................................   410,000    1,797,845
  #*A&A Material Corp...................................    12,000       13,546
    A&D Co., Ltd........................................    18,000       89,480
    ABC-Mart, Inc.......................................     3,300      127,430
    Accordia Golf Co., Ltd..............................     1,298      970,272
    Achilles Corp.......................................   182,000      261,610
    Adeka Corp..........................................   103,700    1,067,910
   *Aderans Co., Ltd....................................    43,500      408,124
    Advan Co., Ltd......................................    25,300      242,274
    Advantest Corp......................................     3,200       56,703
   #Advantest Corp. ADR.................................    15,767      278,918
   #AEON Co., Ltd.......................................   327,600    4,125,677
    Aeon Delight Co., Ltd...............................     3,400       75,044

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Aeon Fantasy Co., Ltd...................................  11,400 $  166,699
    Aeon Mall Co., Ltd......................................  12,200    313,683
    Agrex, Inc..............................................   4,200     40,319
    Ahresty Corp............................................  27,800    237,221
    Ai Holdings Corp........................................  45,900    193,419
    Aica Kogyo Co., Ltd.....................................  48,300    685,089
    Aichi Bank, Ltd. (The)..................................  10,200    558,524
    Aichi Corp..............................................  46,600    214,506
    Aichi Machine Industry Co., Ltd.........................  80,000    310,242
    Aichi Steel Corp........................................ 123,000    831,684
   #Aichi Tokei Denki Co., Ltd..............................  27,000     92,269
    Aida Engineering, Ltd...................................  78,800    414,573
    Aigan Co., Ltd..........................................  20,300    109,629
    Ain Pharmaciez, Inc.....................................   1,600     65,442
    Aiphone Co., Ltd........................................  21,900    412,074
    Air Water, Inc..........................................  50,000    606,454
    Airport Facilities Co., Ltd.............................  32,300    130,255
    Aisan Industry Co., Ltd.................................  44,900    446,458
    Aisin Seiki Co., Ltd....................................  73,200  2,808,920
    Ajinomoto Co., Inc...................................... 343,000  4,251,802
   #Akebono Brake Industry Co., Ltd.........................  68,700    382,303
    Akita Bank, Ltd. (The).................................. 201,000    612,796
  #*Alconix Corp............................................   2,600     74,496
    Alfresa Holdings Corp...................................  46,400  1,896,374
    All Nippon Airways Co., Ltd............................. 124,000    420,099
   #Allied Telesis Holdings K.K............................. 103,600    120,303
    Alpen Co., Ltd..........................................  21,300    368,368
    Alpha Corp..............................................   3,500     43,819
    Alpha Systems, Inc......................................   9,600    150,216
    Alpine Electronics, Inc.................................  55,000    821,315
    Alps Electric Co., Ltd.................................. 154,500  1,736,611
    Alps Logistics Co., Ltd.................................  10,900    108,717
    Altech Co., Ltd.........................................   8,200     26,832
    Altech Corp.............................................   2,600     21,353
    Amada Co., Ltd.......................................... 324,000  2,511,547
    Amano Corp..............................................  75,200    717,979
    Amiyaki Tei Co., Ltd....................................      21     61,585
    Amuse, Inc..............................................   8,520    100,626
    Ando Corp...............................................  82,000    115,781
    Anest Iwata Corp........................................  24,000    123,303
   #Anritsu Corp............................................ 156,000  1,690,868
    AOC Holdings, Inc.......................................  69,500    535,815
    AOI Advertising Promotion, Inc..........................   5,500     31,774
   #AOI Electronic Co., Ltd.................................   4,800     88,635
    AOKI Holdings, Inc......................................  27,400    449,813
    Aomori Bank, Ltd. (The)................................. 235,000    755,746
    Aoyama Trading Co., Ltd.................................  77,400  1,350,336
    Aozora Bank, Ltd........................................ 498,000  1,214,618
    Arakawa Chemical Industries, Ltd........................  22,600    220,009
    Araya Industrial Co., Ltd...............................  59,000     98,638
    Arc Land Sakamoto Co., Ltd..............................  23,800    427,006
   #Arcs Co., Ltd...........................................  30,900    540,555
    Argo Graphics, Inc......................................   9,000    120,767
   #Ariake Japan Co., Ltd...................................  24,300    496,237
    Arisawa Manufacturing Co., Ltd..........................  60,300    330,345
    Arnest One Corp.........................................  39,000    451,292
    As One Corp.............................................  14,090    298,556
   #Asahi Co., Ltd..........................................   6,200    127,970
   #Asahi Diamond Industrial Co., Ltd.......................  59,000  1,395,275
    Asahi Glass Co., Ltd.................................... 255,000  2,946,182
    Asahi Group Holdings, Ltd............................... 118,200  2,501,150

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
    Asahi Holdings, Inc...................................     6,500 $  147,129
    Asahi Kasei Corp......................................   390,000  2,758,938
    Asahi Kogyosha Co., Ltd...............................    31,000    151,688
    Asahi Organic Chemicals Industry Co., Ltd.............    86,000    235,699
   *Asahi Tec Corp........................................ 3,340,000  1,089,080
  #*Asanuma Corp..........................................    82,000     91,837
   #ASATSU-DK, Inc........................................    31,900    879,566
   #Asax Co., Ltd.........................................        22     32,823
   *Ashimori Industry Co., Ltd............................    40,000     58,424
    Asics Corp............................................    23,000    348,752
    ASKA Pharmaceutical Co., Ltd..........................    38,000    279,005
    ASKUL Corp............................................     5,100     76,848
    Astellas Pharma, Inc..................................    38,800  1,507,379
    Asunaro Aoki Construction Co., Ltd....................    41,500    218,683
  #*Atom Corp.............................................    14,400     50,300
    Atsugi Co., Ltd.......................................   349,000    443,466
    Autobacs Seven Co., Ltd...............................    34,300  1,544,170
    Avex Group Holdings, Inc..............................    34,200    464,137
   #Awa Bank, Ltd. (The)..................................   236,000  1,534,510
    Bals Corp.............................................         8      7,168
    Bando Chemical Industries, Ltd........................   146,000    638,620
    Bank of Iwate, Ltd. (The).............................    20,900    852,877
    Bank of Kyoto, Ltd. (The).............................   201,000  1,834,611
    Bank of Nagoya, Ltd. (The)............................   184,000    577,252
    Bank of Okinawa, Ltd. (The)...........................    22,400  1,050,108
    Bank of Saga, Ltd. (The)..............................   173,000    444,456
    Bank of the Ryukyus, Ltd..............................    55,300    725,104
    Bank of Yokohama, Ltd. (The)..........................   765,000  3,746,809
    Belc Co., Ltd.........................................     6,200     89,123
    Belluna Co., Ltd......................................    36,150    250,564
    Benesse Holdings, Inc.................................    16,300    704,725
   *Best Denki Co., Ltd...................................    65,500    205,129
   #Bic Camera, Inc.......................................       615    355,433
    BML, Inc..............................................    10,100    270,714
    Bookoff Corp..........................................    20,600    192,652
    Bridgestone Corp......................................    51,800  1,288,557
    Brother Industries, Ltd...............................   132,600  2,068,525
    Bunka Shutter Co., Ltd................................    63,000    187,797
   *C&I Holdings Co., Ltd.................................    53,300      4,900
    CAC Corp..............................................    12,600    103,623
    Calsonic Kansei Corp..................................   152,000    991,509
   #Can Do Co., Ltd.......................................        26     25,354
   #Canon Electronics, Inc................................    11,700    321,296
    Canon Marketing Japan, Inc............................    72,100    896,658
    Canon, Inc............................................     7,334    353,583
    Canon, Inc. Sponsored ADR.............................    31,850  1,538,992
   #Capcom Co., Ltd.......................................    16,200    424,377
   *Carchs Holdings Co., Ltd..............................    21,500      8,053
   #Casio Computer Co., Ltd...............................   204,800  1,449,211
    Cawachi, Ltd..........................................    26,900    550,359
    Central Glass Co., Ltd................................   181,000    906,236
    Central Japan Railway Co., Ltd........................       117  1,008,192
    Central Security Patrols Co., Ltd.....................     7,100     74,201
    Century Tokyo Leasing Corp............................    59,430  1,146,163
  #*CHI Group Co., Ltd....................................     6,400     17,644
    Chiba Bank, Ltd. (The)................................   476,000  3,016,573
   *Chiba Kogyo Bank, Ltd. (The)..........................    50,600    294,992
    Chino Corp............................................    47,000    132,314
    Chiyoda Co., Ltd......................................    27,100    446,886
   #Chiyoda Corp..........................................    94,000  1,200,690
    Chiyoda Integre Co., Ltd..............................    25,000    350,687

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
   #Chofu Seisakusho Co., Ltd...............................  27,300 $  711,465
    Chori Co., Ltd.......................................... 177,000    220,658
    Chubu Electric Power Co., Ltd...........................  50,600    868,991
    Chubu Shiryo Co., Ltd...................................  28,000    191,329
    Chudenko Corp...........................................  26,700    313,318
    Chuetsu Pulp & Paper Co., Ltd........................... 122,000    203,901
   *Chugai Mining Co., Ltd.................................. 259,700     97,746
    Chugai Pharmaceutical Co., Ltd..........................  19,800    351,604
    Chugai Ro Co., Ltd......................................  81,000    274,245
    Chugoku Bank, Ltd. (The)................................ 208,000  2,645,709
   #Chugoku Electric Power Co., Ltd. (The)..................  48,000    775,107
   #Chugoku Marine Paints, Ltd..............................  62,000    500,365
   #Chukyo Bank, Ltd. (The)................................. 193,000    478,923
   *Chuo Denki Kogyo Co., Ltd...............................  31,000    147,085
    Chuo Mitsui Trust Holdings, Inc......................... 982,730  3,620,102
    Chuo Spring Co., Ltd....................................  35,000    130,849
    Circle K Sunkus Co., Ltd................................  54,000    894,148
    Citizen Holdings Co., Ltd............................... 291,650  1,751,139
    CKD Corp................................................  72,900    627,058
  #*Clarion Co., Ltd........................................ 103,000    222,404
    Cleanup Corp............................................  24,400    156,146
   #CMIC Co., Ltd...........................................   3,800     68,673
    CMK Corp................................................  83,100    320,797
    Coca-Cola Central Japan Co., Ltd........................  27,800    383,107
    Coca-Cola West Co., Ltd.................................  70,302  1,406,347
    Cocokara fine, Inc......................................  23,520    613,834
   #Colowide Co., Ltd.......................................  32,000    200,554
    Computer Engineering & Consulting, Ltd..................  17,600     93,445
    Comsys Holdings Corp.................................... 132,000  1,314,680
  #*Co-Op Chemical Co., Ltd.................................  26,000     34,678
    Core Corp...............................................   6,100     51,558
    Corona Corp.............................................  26,600    302,519
   #Cosel Co., Ltd..........................................  20,800    365,660
    Cosmo Oil Co., Ltd...................................... 704,000  2,124,818
    Cosmos Pharmaceutical Corp..............................   2,000     93,150
    Create Medic Co., Ltd...................................   3,500     36,117
    Credit Saison Co., Ltd.................................. 156,300  2,650,988
   #Cresco, Ltd.............................................  36,000    257,601
    Cross Plus, Inc.........................................   2,000     19,228
  #*CSK Corp................................................ 138,580    581,894
    CTI Engineering Co., Ltd................................  12,300     81,266
   #Cybozu, Inc.............................................     141     31,089
    Dai Nippon Printing Co., Ltd............................ 373,000  4,235,427
    Dai Nippon Toryo, Ltd................................... 103,000    125,384
    Daibiru Corp............................................  61,600    458,421
    Daicel Chemical Industries, Ltd......................... 322,000  2,303,739
    Dai-Dan Co., Ltd........................................  42,000    284,109
    Daido Kogyo Co., Ltd....................................  32,000     70,723
   #Daido Metal Co., Ltd....................................  40,000    428,526
    Daido Steel Co., Ltd.................................... 253,000  1,793,661
    Daidoh, Ltd.............................................  22,000    227,055
  #*Daiei, Inc. (The)....................................... 104,000    392,036
    Daifuku Co., Ltd........................................  98,500    635,104
    Daihatsu Motor Co., Ltd.................................  66,000  1,156,024
    Daihen Corp............................................. 117,000    443,810
   *Daiho Corp..............................................  78,000    104,463
  #*Daiichi Chuo K.K........................................ 152,000    269,870
    Daiichi Jitsugyo Co., Ltd...............................  78,000    416,480
   #Daiichi Kigenso Kagaku-Kyogyo Co., Ltd..................   3,000    131,186
    Daiichi Kogyo Seiyaku Co., Ltd..........................  39,000    135,993
    Dai-ichi Life Insurance Co., Ltd. (The).................     615    870,470

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
    Daiichi Sankyo Co., Ltd...............................    69,100 $1,427,942
    Daiken Corp...........................................   119,000    432,650
    Daiki Aluminium Industry Co., Ltd.....................    43,000    129,298
    Daikin Industries, Ltd................................    23,000    815,916
    Daiko Clearing Services Corp..........................    17,700     63,880
    Daikoku Denki Co., Ltd................................    10,200     99,331
    Daikokutenbussan Co., Ltd.............................       200      6,785
   *Daikyo, Inc...........................................   229,392    444,103
    Dainichi Co., Ltd.....................................    17,300    160,264
    Dainichiseika Colour & Chemicals Manufacturing Co.,
      Ltd.................................................    79,000    395,349
    Dainippon Screen Manufacturing Co., Ltd...............   243,000  1,910,361
    Dainippon Sumitomo Pharma Co., Ltd....................   103,800  1,055,076
    Daio Paper Corp.......................................    90,000    704,844
    Daisan Bank, Ltd. (The)...............................   186,000    439,270
    Daiseki Co., Ltd......................................     5,925    116,816
    Daishi Bank, Ltd. (The)...............................   360,000  1,097,219
    Daiso Co., Ltd........................................    91,000    376,718
  #*Daisue Construction Co., Ltd..........................    70,000     55,374
    Daisyo Corp...........................................    25,700    318,111
    Daito Bank, Ltd. (The)................................   138,000     91,274
    Daito Electron Co., Ltd...............................     1,000      8,780
    Daito Trust Construction Co., Ltd.....................     6,900    664,174
    Daiwa House Industry Co., Ltd.........................   300,000  4,042,895
    Daiwa Industries, Ltd.................................    40,000    208,585
    Daiwa Securities Group, Inc........................... 1,050,000  4,567,034
   #Daiwabo Holdings Co., Ltd.............................   308,000    693,046
    DC Co., Ltd...........................................    24,400     69,891
   #DCM Holdings Co., Ltd.................................    89,580    680,503
    DeNa Co., Ltd.........................................     8,700    433,189
    Denki Kagaku Kogyo K.K................................   335,000  1,616,299
   #Denki Kogyo Co., Ltd..................................   126,000    597,503
    Denso Corp............................................   125,500  4,459,756
    Dentsu, Inc...........................................    53,200  1,654,892
    Denyo Co., Ltd........................................    24,400    326,352
    Descente, Ltd.........................................    46,000    260,213
    DIC Corp..............................................   345,000    803,605
   #Disco Corp............................................    17,700  1,029,371
    DMW Corp..............................................       900     16,582
   #Don Quijote Co., Ltd..................................    14,200    489,181
   #Doshisha Co., Ltd.....................................    16,300    438,169
    Doutor Nichires Holdings Co., Ltd.....................    34,423    457,292
    Dowa Holdings Co., Ltd................................   274,500  1,838,834
    Dr.Ci:Labo Co., Ltd...................................        19    102,973
    DTS Corp..............................................    36,000    403,659
    Duskin Co., Ltd.......................................    63,400  1,282,857
  #*Dwango Co., Ltd.......................................        81    181,930
    Dydo Drinco, Inc......................................    11,400    443,887
    Dynic Corp............................................    14,000     25,218
   #eAccess, Ltd..........................................       514    227,563
    Eagle Industry Co., Ltd...............................    40,000    578,995
   *Earth Chemical Co., Ltd...............................     2,100     75,606
    East Japan Railway Co.................................    26,100  1,642,589
    Ebara Corp............................................   240,000  1,411,580
    Echo Trading Co., Ltd.................................     3,000     28,934
   #Edion Corp............................................    89,000    923,566
    Ehime Bank, Ltd. (The)................................   340,000    999,451
   *Eidai Co., Ltd........................................    13,000     49,875
    Eighteenth Bank, Ltd. (The)...........................   187,000    506,895
    Eiken Chemical Co., Ltd...............................    28,700    380,097
   #Eisai Co., Ltd........................................    11,500    466,757
    Eizo Nanao Corp.......................................    20,900    390,089

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Electric Power Development Co., Ltd.....................  17,100 $  452,153
    Elematec Corp...........................................  18,400    261,811
  #*Elpida Memory, Inc...................................... 185,500  1,712,350
   #Enplas Corp.............................................  16,100    250,075
   *Enshu, Ltd..............................................  37,000     53,093
    Ensuiko Sugar Refining Co., Ltd.........................  11,000     32,407
    EPS Co., Ltd............................................      23     54,076
    ESPEC Corp..............................................  37,100    271,144
    Excel Co., Ltd..........................................   1,500     15,704
    Exedy Corp..............................................  35,400  1,337,583
    Ezaki Glico Co., Ltd....................................  45,000    517,567
   *F&A Aqua Holdings, Inc..................................   3,500     35,990
    Faith, Inc..............................................     847    108,443
    FALCO SD HOLDINGS Co., Ltd..............................   7,800     80,867
    FamilyMart Co., Ltd.....................................  13,500    510,074
    Fancl Corp..............................................  29,700    401,695
    FANUC Corp..............................................   6,000  1,135,033
    Fast Retailing Co., Ltd.................................   2,800    495,571
    FCC Co., Ltd............................................  20,400    489,707
  #*FDK Corp................................................  84,000    127,507
    Felissimo Corp..........................................   1,200     18,237
   *FIDEA Holdings Co., Ltd.................................  38,200     98,229
  #*First Baking Co., Ltd...................................  12,000     13,690
    Foster Electric Co., Ltd................................  21,600    360,965
    FP Corp.................................................   6,100    397,058
    France Bed Holdings Co., Ltd............................ 137,000    177,221
    F-Tech, Inc.............................................   6,800    108,158
  #*Fudo Tetra Corp......................................... 128,400    235,132
    Fuji Co., Ltd...........................................  16,400    366,296
    Fuji Corp, Ltd..........................................  35,400    179,963
   #Fuji Electric Holdings Co., Ltd......................... 575,000  1,871,973
    Fuji Electronics Co., Ltd...............................  21,200    325,671
    Fuji Furukawa Engineering & Construction Co., Ltd.......  10,000     21,380
    Fuji Heavy Industries, Ltd.............................. 441,000  3,530,778
   *Fuji Kiko Co., Ltd......................................  11,000     45,713
    Fuji Kyuko Co., Ltd.....................................  14,000     77,168
    Fuji Oil Co., Ltd.......................................  64,400    981,210
    Fuji Oozx, Inc..........................................   6,000     27,728
    Fuji Seal International, Inc............................  19,600    443,791
   #Fuji Soft, Inc..........................................  22,000    327,454
    Fuji Television Network, Inc............................     351    543,577
    Fujibo Holdings, Inc....................................  78,000    195,736
    Fujicco Co., Ltd........................................  31,600    398,064
    FUJIFILM Holdings Corp.................................. 164,875  4,979,235
    Fujikura Kasei Co., Ltd.................................  47,400    264,673
    Fujikura Rubber, Ltd....................................  18,900     81,535
    Fujikura, Ltd........................................... 403,000  1,904,319
    Fujimi, Inc.............................................  21,200    249,832
    Fujimori Kogyo Co., Ltd.................................  14,100    201,425
    Fujita Kanko, Inc.......................................  11,000     39,557
    Fujitec Co., Ltd........................................  93,000    548,597
    Fujitsu Frontech, Ltd...................................  25,200    185,647
   #Fujitsu General, Ltd....................................  42,000    355,071
   #Fujitsu, Ltd............................................ 443,292  2,608,850
  #*Fujiya Co., Ltd.........................................  81,000    155,621
    FuKoKu Co., Ltd.........................................   7,700     77,001
   #Fukuda Corp.............................................  42,000    161,666
    Fukui Bank, Ltd. (The).................................. 284,000    833,254
    Fukuoka Financial Group, Inc............................ 483,600  2,056,273
    Fukushima Bank, Ltd..................................... 266,000    137,668
    Fukusima Industries Corp................................   5,100     64,681

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Fukuyama Transporting Co., Ltd.......................... 249,000 $1,454,200
    Fumakilla, Ltd..........................................  16,000     77,210
    Funai Consulting, Inc...................................  10,500     69,851
    Funai Electric Co., Ltd.................................  22,200    576,609
    Furukawa Battery Co., Ltd...............................   3,000     19,981
   *Furukawa Co., Ltd....................................... 350,000    353,897
    Furukawa Electric Co., Ltd.............................. 343,067  1,473,962
   #Furukawa-Sky Aluminum Corp.............................. 112,000    419,785
    Furusato Industries, Ltd................................  14,900    107,746
    Fuso Pharmaceutical Industries, Ltd.....................  91,000    259,786
    Futaba Corp.............................................  45,500    829,073
    Futaba Industrial Co., Ltd..............................  95,400    760,979
    Future Architect, Inc...................................      69     31,548
    Fuyo General Lease Co., Ltd.............................  24,400    864,664
    G-7 Holdings, Inc.......................................   6,500     33,328
    Gakken Holdings Co., Ltd................................  98,000    213,919
    Gecoss Corp.............................................  22,500     99,030
   #GEO Co., Ltd............................................     168    217,324
   #GLOBERIDE, Inc..........................................  27,000     29,475
    Glory, Ltd..............................................  66,800  1,562,294
   #GMO Internet, Inc.......................................  15,800     71,946
   #Godo Steel, Ltd......................................... 250,000    633,584
    Goldcrest Co., Ltd......................................  21,340    501,177
   #Goldwin, Inc............................................  72,000    247,168
   #Gourmet Kineya Co., Ltd.................................  28,000    163,616
   #GS Yuasa Corp........................................... 140,000    971,069
   *GSI Creos Corp.......................................... 122,000    183,578
    Gulliver International Co., Ltd.........................   4,390    212,594
    Gun Ei Chemical Industry Co., Ltd.......................  63,000    185,557
    Gunma Bank, Ltd. (The).................................. 473,000  2,514,225
    Gunze, Ltd.............................................. 227,000    849,870
   #H2O Retailing Corp...................................... 128,000    977,823
    Hachijuni Bank, Ltd. (The).............................. 266,000  1,475,992
   *Hagihara Industries, Inc................................   2,200     36,729
    Hagoromo Foods Corp.....................................   3,000     46,327
    Hakudo Co., Ltd.........................................   5,600     59,270
    Hakuhodo Dy Holdings, Inc...............................  27,390  1,513,303
    Hakuto Co., Ltd.........................................  21,700    217,093
   *Hamakyorex Co., Ltd.....................................   5,300    181,960
   #Hamamatsu Photonics K.K.................................  24,300  1,093,468
   *Hankyu Hanshin Holdings, Inc............................ 497,000  2,000,706
    Hanwa Co., Ltd.......................................... 223,000    984,416
    Happinet Corp...........................................  10,300    130,164
    Harashin Narus Holdings Co., Ltd........................   7,600    122,618
   #Hard Off Corp Co., Ltd..................................   2,600     14,458
    Harima Chemicals, Inc...................................  22,000    176,430
    Haruyama Trading Co., Ltd...............................   2,400     13,983
   *Haseko Corp............................................. 606,000    494,002
   *Hayashikane Sangyo Co., Ltd.............................  20,000     21,280
   *Hazama Corp.............................................  98,900    140,072
    Heiwa Corp..............................................  37,600    610,553
   *Heiwa Real Estate Co., Ltd.............................. 246,500    568,289
    Heiwado Co., Ltd........................................  40,500    530,695
    Hibiya Engineering, Ltd.................................  39,700    427,196
    Hiday Hidaka Corp.......................................   8,100    131,495
    Higashi-Nippon Bank, Ltd................................ 200,000    429,600
    Higo Bank, Ltd. (The)................................... 220,000  1,242,247
    Hikari Tsushin, Inc.....................................  30,700    754,125
    Hino Motors, Ltd........................................ 204,000  1,265,701
    Hioki EE Corp...........................................   2,000     39,794
    Hirose Electric Co., Ltd................................   7,000    701,268

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
   #Hiroshima Bank, Ltd. (The)...........................   600,000 $ 2,639,076
    HIS Co., Ltd.........................................    19,000     534,726
   *Hisaka Works, Ltd....................................    41,000     586,597
    Hisamitsu Pharmaceutical Co., Inc....................     6,800     296,390
    Hitachi Cable, Ltd...................................   210,000     604,162
    Hitachi Capital Corp.................................    59,700     877,394
    Hitachi Chemical Co., Ltd............................    67,900   1,345,245
   #Hitachi Construction Machinery Co., Ltd..............    72,700   1,639,846
    Hitachi High-Technologies Corp.......................    67,500   1,462,058
    Hitachi Koki Co., Ltd................................    62,800     572,520
   #Hitachi Kokusai Electric, Inc........................    75,000     608,299
    Hitachi Medical Corp.................................    36,000     463,219
    Hitachi Metals Techno, Ltd...........................     3,500      19,760
   #Hitachi Metals, Ltd..................................    55,000     776,675
    Hitachi Tool Engineering, Ltd........................    23,100     254,722
    Hitachi Transport System, Ltd........................    51,700     929,309
    Hitachi Zosen Corp...................................   639,500   1,051,705
    Hitachi, Ltd.........................................     4,000      24,666
   #Hitachi, Ltd. ADR....................................   102,056   6,314,205
    Hochiki Corp.........................................    15,000      76,791
   #Hodogaya Chemical Co., Ltd...........................    78,000     326,070
    Hogy Medical Co., Ltd................................    13,500     604,702
   #Hohsui Corp..........................................    11,000      13,174
    Hokkaido Electric Power Co., Inc.....................    27,400     419,807
    Hokkaido Gas Co., Ltd................................    80,000     283,747
    Hokkan Holdings, Ltd.................................    70,000     221,028
    Hokko Chemical Industry Co., Ltd.....................    25,000      75,820
    Hokkoku Bank, Ltd. (The).............................   294,000   1,033,779
    Hokuetsu Bank, Ltd. (The)............................   269,000     574,758
    Hokuetsu Industries Co., Ltd.........................    10,000      31,454
    Hokuetsu Kishu Paper Co., Ltd........................   167,295   1,046,578
    Hokuhoku Financial Group, Inc........................ 1,372,000   2,864,336
    Hokuriku Electric Industry Co., Ltd..................    35,000      68,621
    Hokuriku Electric Power Co., Inc.....................    24,600     441,053
    Hokuriku Electrical Construction Co., Ltd............     6,000      17,655
    Hokuto Corp..........................................    17,800     407,832
   #Honda Motor Co., Ltd.................................    16,400     650,686
   #Honda Motor Co., Ltd. Sponsored ADR..................   409,732  16,299,139
   #Honeys Co., Ltd......................................    19,340     219,976
    Horiba, Ltd..........................................    28,700     952,403
    Horipro, Inc.........................................    13,300     121,682
    Hoshizaki Electric Co., Ltd..........................    25,400     576,545
    Hosiden Corp.........................................    77,200     657,298
    Hosokawa Micron Corp.................................    41,000     247,439
    House Foods Corp.....................................    75,800   1,365,060
   *Howa Machinery, Ltd..................................   123,000     116,802
    Hoya Corp............................................    22,900     555,754
   #Hulic Co., Ltd.......................................    33,900     360,143
    Hurxley Corp.........................................     2,200      15,375
    Hyakugo Bank, Ltd. (The).............................   300,000   1,188,317
   *Hyakujishi Bank, Ltd. (The)..........................   301,000   1,096,587
    I Metal Technology Co., Ltd..........................    14,000      34,507
    Ibiden Co., Ltd......................................    33,400   1,010,798
    IBJ Leasing Co., Ltd.................................    19,200     471,495
    Ichibanya Co., Ltd...................................       500      15,870
   #Ichiken Co., Ltd.....................................    22,000      30,973
   #Ichikoh Industries, Ltd..............................    39,000      92,959
    Ichinen Holdings Co., Ltd............................    17,600      91,659
    Ichiyoshi Securities Co., Ltd........................    48,600     275,238
    Icom, Inc............................................    15,900     411,165
    Idec Corp............................................    27,500     334,574

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Idemitsu Kosan Co., Ltd.................................  16,500 $1,915,957
    Ihara Chemical Industry Co., Ltd........................  47,000    174,761
    IHI Corp................................................ 811,000  2,185,228
    Iida Home Max Co., Ltd..................................  18,500    169,345
   #Iino Kaiun Kaisha, Ltd..................................  77,800    354,179
  #*Ikegami Tsushinki Co., Ltd..............................  54,000     44,765
   #Ikyu Corp...............................................      67     33,947
    Imasen Electric Industrial Co., Ltd.....................  27,300    443,099
    Imperial Hotel, Ltd.....................................   7,550    191,757
   #Inaba Denki Sangyo Co., Ltd.............................  20,300    563,741
    Inaba Seisakusho Co., Ltd...............................  17,800    200,309
    Inabata & Co., Ltd......................................  88,200    559,009
    Inageya Co., Ltd........................................  23,000    265,225
    Ines Corp...............................................  60,600    491,075
    I-Net Corp..............................................   7,400     45,487
    Information Services International-Dentsu, Ltd..........  17,600    115,500
   #Innotech Corp...........................................  36,200    264,115
    Inpex Corp..............................................     524  4,067,554
    Intage, Inc.............................................   4,000     87,092
    Internet Initiative Japan, Inc..........................      98    393,873
    Inui Steamship Co., Ltd.................................  42,900    202,895
    Inui Warehouse Co., Ltd.................................   5,000     28,570
   #Ise Chemical Corp.......................................  15,000     99,889
   *Iseki & Co., Ltd........................................ 203,000    524,957
    Isetan Mitsukoshi Holdings, Ltd......................... 250,540  2,654,175
  #*Ishihara Sangyo Kaisha, Ltd............................. 412,000    578,676
   *Ishii Hyoki Co., Ltd....................................   4,400     47,032
   #Ishii Iron Works Co., Ltd...............................  23,000     50,532
    Ishizuka Glass Co., Ltd.................................  12,000     24,949
    Isuzu Motors, Ltd....................................... 668,000  3,312,952
    IT Holdings Corp........................................ 100,800    978,758
    ITC Networks Corp.......................................   3,600     23,185
    ITO EN, Ltd.............................................  25,700    469,054
    ITOCHU Corp............................................. 553,000  6,380,210
    Itochu Enex Co., Ltd....................................  69,800    416,520
    Itochu Techno-Solutions Corp............................  26,300  1,040,001
    Itochu-Shokuhin Co., Ltd................................  11,200    417,858
    Itoham Foods, Inc....................................... 172,000    696,962
    Itoki Corp..............................................  45,100    102,846
    Iwai Cosmo Holdings, Inc................................  12,900     62,509
  #*Iwasaki Electric Co., Ltd............................... 105,000    311,118
    Iwatani International Corp.............................. 161,000    577,354
   #Iwatsu Electric Co., Ltd................................ 112,000    117,488
    Iyo Bank, Ltd. (The).................................... 290,157  2,732,184
    Izumi Co., Ltd..........................................  47,100    716,156
    Izumiya Co., Ltd........................................ 100,000    434,417
   *Izutsuya Co., Ltd.......................................  70,000     44,340
    J. Front Retailing Co., Ltd............................. 572,600  2,717,305
    Jalux, Inc..............................................   2,900     28,039
   *Jamco Corp..............................................  11,000     80,410
  #*Janome Sewing Machine Co., Ltd.......................... 182,000    155,348
    Japan Airport Terminal Co., Ltd.........................  45,200    580,338
   *Japan Asia Investment Co., Ltd..........................  33,000     35,491
    Japan Aviation Electronics Industry, Ltd................  64,000    490,130
    Japan Business Computer Co., Ltd........................  21,500    158,494
    Japan Carlit Co., Ltd...................................  22,000    131,401
    Japan Cash Machine Co., Ltd.............................  13,600    106,407
   #Japan Digital Laboratory Co., Ltd.......................  39,300    486,380
   #Japan Drilling Co., Ltd.................................   4,000    154,192
    Japan Electronic Materials Corp.........................   4,100     24,512
    Japan Foundation Engineering Co., Ltd...................  21,300     81,592

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
    Japan Kenzai Co., Ltd.................................    10,700 $   49,704
    Japan Medical Dynamic Marketing, Inc..................     2,600      5,970
    Japan Oil Transportation Co., Ltd.....................     2,000      5,165
    Japan Petroleum Exploration Co., Ltd..................    11,900    606,243
    Japan Pulp & Paper Co., Ltd...........................   102,000    370,656
    Japan Radio Co., Ltd..................................    15,000     42,789
    Japan Steel Works, Ltd. (The).........................    43,000    301,344
    Japan Tobacco, Inc....................................       194    879,181
    Japan Transcity Corp..................................    78,000    251,227
    Japan Vilene Co., Ltd.................................    45,000    210,694
    Japan Wool Textile Co., Ltd. (The)....................    88,000    781,692
    Jastec Co., Ltd.......................................    23,300    147,658
    JBIS Holdings, Inc....................................    31,500    110,626
   #Jeol, Ltd.............................................    92,000    292,814
    JFE Holdings, Inc.....................................    96,536  2,626,406
   #JFE Shoji Holdings, Inc...............................   129,000    643,829
    JGC Corp..............................................    19,000    593,388
    Jidosha Buhin Kogyo Co., Ltd..........................    18,000    111,202
    JMS Co., Ltd..........................................    40,000    143,694
   *Joban Kosan Co., Ltd..................................    79,000     83,671
    J-Oil Mills, Inc......................................   129,000    389,419
    Joshin Denki Co., Ltd.................................    43,000    491,701
    Joyo Bank, Ltd. (The).................................   409,000  1,719,338
    JS Group Corp.........................................   135,440  3,387,910
    JSP Corp..............................................    38,300    710,185
    JSR Corp..............................................    39,400    804,660
    JTEKT Corp............................................   145,800  2,137,377
   #Juki Corp.............................................   106,000    273,575
    Juroku Bank, Ltd......................................   349,000  1,092,836
   *JVC Kenwood Holdings, Inc.............................    90,170    510,825
    JX Holdings, Inc...................................... 1,031,270  7,456,169
    kabu.com Securities Co., Ltd..........................    65,500    206,514
    Kabuki-Za Co., Ltd....................................     1,000     49,198
   #Kadokawa Holdings, Inc................................    24,200    863,671
    Kaga Electronics Co., Ltd.............................    31,900    359,719
    Kagome Co., Ltd.......................................    22,500    412,017
    Kagoshima Bank, Ltd. (The)............................   164,000  1,111,522
    Kajima Corp...........................................   830,000  2,579,111
    Kakaku.com, Inc.......................................     9,600    379,737
    Kaken Pharmaceutical Co., Ltd.........................    40,000    565,435
   #Kameda Seika Co., Ltd.................................    21,600    433,960
    Kamei Corp............................................    33,000    185,245
    Kamigumi Co., Ltd.....................................   293,000  2,916,786
    Kanaden Corp..........................................    27,000    196,965
    Kanagawa Chuo Kotsu Co., Ltd..........................    11,000     58,680
    Kanamoto Co., Ltd.....................................    30,000    233,438
    Kandenko Co., Ltd.....................................   109,000    509,367
    Kaneka Corp...........................................   350,000  2,239,429
   *Kanematsu Corp........................................   390,000    390,071
    Kanematsu Electronics, Ltd............................    42,900    467,658
    Kansai Electric Power Co., Inc........................    56,300    948,403
   #Kansai Paint Co., Ltd.................................   175,000  1,616,084
    Kanto Auto Works, Ltd.................................    32,346    325,039
   #Kanto Denka Kogyo Co., Ltd............................    40,000    275,238
    Kanto Natural Gas Development Co., Ltd................    43,000    264,084
    Kao Corp..............................................    23,000    650,422
    Kappa Create Co., Ltd.................................     5,900    133,554
    Kasai Kogyo Co., Ltd..................................    49,000    377,642
    Kasumi Co., Ltd.......................................    49,200    296,597
    Katakura Chikkarin Co., Ltd...........................    20,000     56,296
   #Katakura Industries Co., Ltd..........................    25,100    267,538

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Kato Sangyo Co., Ltd....................................  27,000 $  569,689
    Kato Works Co., Ltd.....................................  58,000    185,356
    KAWADA TECHNOLOGIES, Inc................................   3,000     53,106
    Kawai Musical Instruments Manufacturing Co., Ltd........  80,000    178,228
    Kawakin Holdings Co., Ltd...............................  10,000     38,069
    Kawasaki Heavy Industries, Ltd.......................... 424,000  1,551,275
    Kawasaki Kasei Chemicals, Ltd...........................  23,000     42,191
    Kawasaki Kinkai Kisen Kaisha, Ltd.......................  28,000     87,214
   #Kawasaki Kisen Kaisha, Ltd.............................. 832,000  2,722,790
  #*Kawashima Selkon Textiles Co., Ltd...................... 108,000     94,617
    Kawasumi Laboratories, Inc..............................  22,000    152,445
    KDDI Corp...............................................     218  1,619,913
    Keihan Electric Railway Co., Ltd........................  70,000    306,961
    Keihanshin Real Estate Co., Ltd.........................  18,900     90,822
    Keihin Co., Ltd. (The)..................................  59,000     70,545
    Keihin Corp.............................................  44,600    995,071
   #Keikyu Corp.............................................  88,000    685,669
   #Keio Corp............................................... 125,000    755,867
    Keisei Electric Railway Co., Ltd........................ 166,000  1,066,742
    Keiyo Bank, Ltd. (The).................................. 269,000  1,417,986
   #Keiyo Co., Ltd..........................................  41,100    255,766
   *Kenedix, Inc............................................   3,507    684,568
    Kentucky Fried Chicken Japan, Ltd.......................   5,000    132,420
    Kewpie Corp.............................................  90,200  1,224,074
   #Key Coffee, Inc.........................................  17,900    342,041
    Keyence Corp............................................   1,869    528,430
    Kikkoman Corp........................................... 149,050  1,647,909
    Kimoto Co., Ltd.........................................  46,400    424,508
   #Kimura Chemical Plants Co., Ltd.........................  20,200     90,513
    Kinden Corp............................................. 154,000  1,302,662
  #*Kinki Nippon Tourist Co., Ltd...........................  94,000    123,369
    Kinki Sharyo Co., Ltd...................................  45,000    182,304
   #Kintetsu Corp........................................... 220,000    742,370
    Kintetsu World Express, Inc.............................  10,300    353,443
   #Kinugawa Rubber Industrial Co., Ltd.....................  36,000    295,955
    Kirin Holdings Co., Ltd................................. 182,980  2,694,659
    Kirindo Co., Ltd........................................   2,700     17,798
   #Kisoji Co., Ltd.........................................  15,900    295,023
    Kissei Pharmaceutical Co., Ltd..........................  34,600    669,151
    Kitagawa Iron Works Co., Ltd............................ 128,000    249,897
    Kita-Nippon Bank, Ltd. (The)............................  10,000    239,174
    Kitano Construction Corp................................  89,000    213,466
    Kito Corp...............................................     151    137,131
    Kitz Corp............................................... 108,000    613,481
    Kiyo Holdings, Inc...................................... 634,000    897,082
    Koa Corp................................................  61,600    751,088
    Koatsu Gas Kogyo Co., Ltd...............................  26,000    157,954
    Kobayashi Pharmaceutical Co., Ltd.......................  10,700    551,013
    Kobayashi Yoko Co., Ltd.................................   1,900      4,808
    Kobe Steel, Ltd......................................... 885,000  1,954,919
    Koekisha Co., Ltd.......................................   1,800     28,614
   #Kohnan Shoji Co., Ltd...................................  45,600    906,408
    Kohsoku Corp............................................   5,000     40,634
    Koike Sanso Kogyo Co., Ltd..............................  40,000    114,177
    Koito Manufacturing Co., Ltd............................  51,000    876,725
   #Kojima Co., Ltd.........................................  41,900    296,708
    Kokuyo Co., Ltd.........................................  96,464    724,266
   #Komai Tekko, Inc........................................  59,000    156,325
    Komatsu Seiren Co., Ltd.................................  47,000    220,034
   #Komatsu Wall Industry Co., Ltd..........................   9,900     92,396
    Komatsu, Ltd............................................  54,600  1,704,523

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Komeri Co., Ltd.........................................  30,700 $  916,388
    Komori Corp.............................................  95,600    801,638
   *Konaka Co., Ltd.........................................  43,080    197,770
    Konami Co., Ltd.........................................  27,862    731,319
    Konami Corp. ADR........................................  19,770    514,020
    Kondotec, Inc...........................................   2,000     23,487
   *Konica Minolta Holdings, Inc............................ 323,500  2,617,302
    Konishi Co., Ltd........................................  19,600    274,369
   *Kosaido Co., Ltd........................................     600      1,706
    Kose Corp...............................................  22,300    586,665
  #*Kosei Securities Co., Ltd...............................  58,000     52,692
    KRS Corp................................................  11,500    125,897
    K's Holdings Corp.......................................  39,120  1,829,933
    KU Holdings Co., Ltd....................................   7,800     37,924
    Kubota Corp.............................................   9,000     81,685
    Kubota Corp. Sponsored ADR..............................  46,500  2,104,590
   *Kumagai Gumi Co., Ltd................................... 168,000    167,766
   #Kumiai Chemical Industry Co., Ltd.......................  79,000    255,868
   #Kura Corp...............................................   5,200     70,132
    Kurabo Industries, Ltd.................................. 280,000    559,571
    Kuraray Co., Ltd........................................  95,500  1,441,761
    Kuraudia Co., Ltd.......................................   1,200     18,790
    Kureha Corp............................................. 137,000    658,605
   #Kurimoto, Ltd........................................... 207,000    412,903
    Kurita Water Industries, Ltd............................  11,600    336,878
    Kuroda Electric Co., Ltd................................  37,700    444,014
    Kurosaki Harima Corp....................................  57,000    276,468
    Kusuri No Aoki Co., Ltd.................................   4,200     60,518
    KYB Co., Ltd............................................ 150,000  1,222,423
    Kyocera Corp............................................  10,215  1,090,818
   #Kyocera Corp. Sponsored ADR.............................  28,900  3,095,768
    Kyoden Co., Ltd.........................................   7,000     11,389
    Kyodo Printing Co., Ltd................................. 118,000    297,113
    Kyodo Shiryo Co., Ltd................................... 133,000    164,158
    Kyoei Sangyo Co., Ltd...................................  21,000     41,354
    Kyoei Steel, Ltd........................................  18,200    280,393
   #Kyoei Tanker Co., Ltd...................................  35,000     68,197
   #Kyokuto Boeki Kaisha, Ltd...............................  10,000     32,112
    Kyokuto Kaihatsu Kogyo Co., Ltd.........................  37,400    227,263
   *Kyokuto Securities Co., Ltd.............................  50,200    375,288
   #Kyokuyo Co., Ltd........................................ 114,000    270,739
    KYORIN Holdings, Inc....................................  51,000  1,063,569
   #Kyoritsu Maintenance Co., Ltd...........................  16,840    274,846
    Kyosan Electric Manufacturing Co., Ltd.................. 105,000    592,381
    Kyoto Kimono Yuzen Co., Ltd.............................  10,600    121,500
    Kyowa Exeo Corp.........................................  95,900    948,884
    Kyowa Hakko Kirin Co., Ltd.............................. 176,000  1,877,034
    Kyowa Leather Cloth Co., Ltd............................  13,100     47,771
    Kyudenko Corp...........................................  67,000    469,857
    Kyushu Electric Power Co., Inc..........................  29,400    463,123
  #*Laox Co., Ltd...........................................  66,000     41,907
    Lawson, Inc.............................................  10,200    551,818
    LEC, Inc................................................   4,200     76,471
  #*Leopalace21 Corp........................................ 209,100    303,126
    Life Corp...............................................  10,000    177,620
    Lintec Corp.............................................  33,000    918,954
    Lion Corp............................................... 118,000    645,466
   *Lonseal Corp............................................  23,000     29,250
  #*Look, Inc...............................................  78,000    194,479
   #M3, Inc.................................................      13    117,345
   #Mabuchi Motor Co., Ltd..................................  28,200  1,457,990

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
    Macnica, Inc..........................................    16,300 $  387,567
    Macromill, Inc........................................     3,600     39,740
    Maeda Corp............................................   146,000    479,011
   #Maeda Road Construction Co., Ltd......................    87,000    844,233
    Maezawa Kasei Industries Co., Ltd.....................    14,200    139,785
    Maezawa Kyuso Industries Co., Ltd.....................    16,100    232,417
    Makino Milling Machine Co., Ltd.......................   127,000  1,249,152
    Makita Corp...........................................    14,500    682,158
    Makita Corp. Sponsored ADR............................    12,696    597,347
    Mamiya-Op Co., Ltd....................................    43,000     51,283
    Mandom Corp...........................................    14,100    415,357
    Marche Corp...........................................     2,000     18,230
    Mars Engineering Corp.................................     8,500    141,688
    Marubeni Corp.........................................   417,359  3,131,682
    Marubun Corp..........................................    27,100    134,585
    Marudai Food Co., Ltd.................................   181,000    620,888
   *Maruei Department Store Co., Ltd......................    38,000     43,463
    Maruetsu, Inc. (The)..................................    67,000    248,083
    Maruha Nichiro Holdings, Inc..........................   300,815    526,823
    Marui Group Co., Ltd..................................   253,700  2,077,565
    Maruichi Steel Tube, Ltd..............................    55,300  1,401,209
    Maruka Machinery Co., Ltd.............................     4,000     32,482
    Marusan Securities Co., Ltd...........................   107,500    484,016
   #Maruwa Co., Ltd.......................................    17,000    784,234
    Maruyama Manufacturing Co., Inc.......................    75,000    177,762
    Maruzen Showa Unyu Co., Ltd...........................    75,000    259,024
    Maspro Denkoh Corp....................................    19,700    163,732
    Matsuda Sangyo Co., Ltd...............................    15,662    258,267
    Matsui Construction Co., Ltd..........................    27,000    111,068
  #*Matsui Securities Co., Ltd............................    85,100    426,087
   *Matsumotokiyoshi Holdings Co., Ltd....................    28,200    598,816
  #*Matsuya Co., Ltd......................................    14,700     87,980
    Matsuya Foods Co., Ltd................................    17,500    338,878
    Max Co., Ltd..........................................    40,000    506,024
    Maxvalu Tokai Co., Ltd................................    11,600    158,676
    Mazda Motor Corp...................................... 1,015,000  2,789,140
    MEC Co., Ltd..........................................    20,100     85,360
    Medipal Holdings Corp.................................   175,900  1,660,365
   #Megachips Corp........................................    16,900    261,239
    Megane TOP Co., Ltd...................................    13,000    210,741
    Megmilk Snow Brand Co., Ltd...........................    45,100    839,441
   #Meidensha Corp........................................   140,000    596,416
    Meiji Holdings Co., Ltd...............................    46,210  2,026,905
    Meiji Shipping Co., Ltd...............................     6,200     20,485
    Meitec Corp...........................................     3,800     84,660
    Meito Sangyo Co., Ltd.................................     6,500     87,170
    Meito Transportation Co., Ltd.........................     1,300      9,961
   #Meiwa Estate Co., Ltd.................................    26,500    158,420
    Meiwa Trading Co., Ltd................................    42,200    147,182
    Melco Holdings, Inc...................................     9,600    276,091
    Mesco, Inc............................................     6,000     52,798
    Michinoku Bank, Ltd. (The)............................   144,000    288,173
    Mie Bank, Ltd. (The)..................................   103,000    259,147
    Mikuni Coca-Cola Bottling Co., Ltd....................    47,900    432,553
    Mikuni Corp...........................................     7,000     18,650
    Milbon Co., Ltd.......................................     5,280    168,494
    Mimasu Semiconductor Industry Co., Ltd................    34,700    386,998
    Minato Bank, Ltd. (The)...............................   219,000    438,808
    Minebea Co., Ltd......................................   142,000    721,929
    Ministop Co., Ltd.....................................    29,200    550,685
    Miraca Holdings, Inc..................................    20,800    874,220

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Mirait Holdings Corp.................................    74,630 $   616,153
    Miroku Jyoho Service Co., Ltd........................     9,000      28,314
  #*Misawa Homes Co., Ltd................................    22,000     165,325
    Misumi Group, Inc....................................    12,800     357,260
    Mitani Corp..........................................    13,800     176,990
    Mito Securities Co., Ltd.............................    72,000     103,576
   *Mitsuba Corp.........................................    72,000     719,930
    Mitsubishi Chemical Holdings Corp....................   489,500   3,815,544
   *Mitsubishi Corp......................................   350,500   9,374,527
    Mitsubishi Electric Corp.............................   186,000   2,196,296
    Mitsubishi Estate Co., Ltd...........................    57,073   1,023,448
    Mitsubishi Gas Chemical Co., Inc.....................   375,000   2,922,775
    Mitsubishi Heavy Industries, Ltd..................... 1,078,000   5,024,327
    Mitsubishi Kakoki Kaisha, Ltd........................    66,000     157,948
    Mitsubishi Logistics Corp............................   138,000   1,586,293
    Mitsubishi Materials Corp............................   603,200   2,054,588
   *Mitsubishi Motors Corp...............................   551,000     719,572
    Mitsubishi Paper Mills, Ltd..........................   290,000     296,609
    Mitsubishi Pencil Co., Ltd...........................    35,900     674,356
    Mitsubishi Shokuhin Co., Ltd.........................     9,000     209,631
    Mitsubishi Steel Manufacturing Co., Ltd..............   247,000     872,058
    Mitsubishi Tanabe Pharma Corp........................   116,000   2,101,745
    Mitsubishi UFJ Financial Group, Inc.................. 2,706,300  13,742,249
    Mitsubishi UFJ Financial Group, Inc. ADR............. 1,847,677   9,367,722
    Mitsuboshi Belting, Ltd..............................    89,000     505,689
    Mitsui & Co., Ltd....................................   297,200   5,595,348
   #Mitsui & Co., Ltd. Sponsored ADR.....................    15,592   5,909,212
    Mitsui Chemicals, Inc................................   582,065   2,210,502
    Mitsui Engineering & Shipbuilding Co., Ltd...........   593,000   1,257,223
    Mitsui Fudosan Co., Ltd..............................   184,000   3,515,555
    Mitsui High-Tec, Inc.................................    45,400     222,051
   *Mitsui Home Co., Ltd.................................    46,000     255,110
    Mitsui Knowledge Industry Co., Ltd...................     1,115     171,160
   #Mitsui Matsushima Co., Ltd...........................   131,000     281,811
    Mitsui Mining & Smelting Co., Ltd....................   588,000   2,128,225
    Mitsui O.S.K. Lines, Ltd.............................   544,000   2,848,604
    Mitsui Sugar Co., Ltd................................    94,000     447,039
    Mitsui-Soko Co., Ltd.................................   144,000     575,270
    Mitsumi Electric Co., Ltd............................   105,600   1,022,047
    Mitsumura Printing Co., Ltd..........................    15,000      49,002
    Mitsuuroko Co., Ltd..................................    37,100     221,433
   #Miura Co., Ltd.......................................    24,700     711,356
   #Miyachi Corp.........................................     3,500      27,725
   *Miyaji Engineering Group, Inc........................    72,000      94,802
    Miyazaki Bank, Ltd. (The)............................   203,000     470,752
    Miyoshi Oil & Fat Co., Ltd...........................    86,000     124,806
   *Mizuho Financial Group, Inc.......................... 6,869,100  11,236,698
    Mizuho Investors Securities Co., Ltd.................   308,000     286,783
    Mizuho Securities Co., Ltd...........................   428,000   1,039,779
    Mizuho Trust & Banking Co., Ltd......................   136,000     119,758
   #Mizuno Corp..........................................   107,000     497,066
    Mochida Pharmaceutical Co., Ltd......................    51,000     544,948
   #Modec, Inc...........................................    14,300     263,406
    Monex Group, Inc.....................................     2,264     468,847
   #Mori Seiki Co., Ltd..................................    48,700     647,520
    Morinaga & Co., Ltd..................................   150,000     364,331
    Morinaga Milk Industry Co., Ltd......................   241,000   1,073,185
    Morita Holdings Corp.................................    43,000     256,250
   #Morozoff, Ltd........................................    48,000     164,403
    Mory Industries, Inc.................................    45,000     191,642
    MOS Food Services, Inc...............................    22,000     435,919

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
    Moshi Moshi Hotline, Inc..............................    17,250 $  301,796
    MR MAX Corp...........................................    35,900    153,815
    MS&AD Insurance Group Holdings, Inc...................   200,774  5,017,626
    Murata Manufacturing Co., Ltd.........................    44,900  2,908,035
    Musashi Seimitsu Industry Co., Ltd....................     8,100    220,176
    Musashino Bank, Ltd...................................    41,700  1,469,366
    Mutoh Holdings Co., Ltd...............................    43,000     90,992
    Nabtesco Corp.........................................    36,000    914,488
    Nac Co., Ltd..........................................     3,300     69,465
    Nachi-Fujikoshi Corp..................................   206,000  1,348,026
    Nagaileben Co., Ltd...................................     8,600    266,348
    Nagano Bank, Ltd. (The)...............................    71,000    153,896
    Nagano Keiki Co., Ltd.................................     1,900     16,839
    Nagase & Co., Ltd.....................................   129,300  1,706,964
    Nagatanien Co., Ltd...................................     7,000     73,907
    Nagoya Railroad Co., Ltd..............................   213,000    567,117
    Naikai Zosen Corp.....................................     3,000     13,536
   #Nakabayashi Co., Ltd..................................    68,000    191,775
    Nakamuraya Co., Ltd...................................    29,000    144,768
    Nakano Corp...........................................    33,000     83,512
   *Nakayama Steel Works, Ltd.............................   165,000    224,126
    Namco Bandai Holdings, Inc............................   183,800  2,325,653
   #Nankai Electric Railway Co., Ltd......................   115,000    464,118
   #Nanto Bank, Ltd. (The)................................   234,000  1,243,242
    Natori Co., Ltd.......................................     4,600     48,958
    NEC Capital Solutions, Ltd............................    18,800    252,488
   *NEC Corp.............................................. 1,745,800  3,992,740
    NEC Fielding, Ltd.....................................    21,500    273,469
    NEC Mobiling, Ltd.....................................    12,000    426,883
    NEC Networks & System Integration Corp................    25,700    383,898
    Net One Systems Co., Ltd..............................       272    651,740
   *Neturen Co., Ltd......................................    48,500    428,830
   *New Japan Radio Co., Ltd..............................    46,000    118,989
    New Tachikawa Aircraft Co., Ltd.......................     1,600     60,462
    NGK Insulators, Ltd...................................    29,000    531,148
    NGK Spark Plug Co., Ltd...............................   126,000  1,778,626
    NHK Spring Co., Ltd...................................   130,000  1,384,218
    NIC Corp..............................................     6,400     27,962
    Nice Holdings, Inc....................................    88,000    176,977
    Nichia Steel Works, Ltd...............................    53,000    136,463
    Nichias Corp..........................................   116,000    716,015
    Nichiban Co., Ltd.....................................    38,000    142,221
   #Nichicon Corp.........................................    69,200  1,168,584
    Nichiden Corp.........................................     6,300    212,318
    Nichiha Corp..........................................    36,600    353,986
    Nichii Gakkan Co......................................    51,900    480,249
    Nichimo Co., Ltd......................................    15,000     28,150
    Nichirei Corp.........................................   317,000  1,403,604
    Nichireki Co., Ltd....................................    35,000    174,465
    Nidec Copal Corp......................................    14,400    174,263
    Nidec Corp............................................     4,542    450,727
    Nidec Corp. ADR.......................................     9,900    245,916
    Nidec Sankyo Corp.....................................    38,000    261,736
   #Nidec Tosok Corp......................................    17,300    218,266
    Nifco, Inc............................................    53,800  1,439,136
    NIFTY Corp............................................       178    249,055
    Nihon Chouzai Co., Ltd................................     3,750    149,847
   #Nihon Dempa Kogyo Co., Ltd............................    23,700    309,304
    Nihon Eslead Corp.....................................    14,200    129,757
   *Nihon Inter Electronics Corp..........................    19,200     37,671
    Nihon Kagaku Sangyo Co., Ltd..........................    11,000     83,408

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Nihon Kohden Corp.......................................  28,800 $  800,481
    Nihon M&A Center, Inc...................................      29    146,841
   #Nihon Nohyaku Co., Ltd..................................  92,000    420,806
    Nihon Parkerizing Co., Ltd..............................  41,000    613,630
    Nihon Plast Co., Ltd....................................   2,900     24,799
    Nihon Shokuh Kako Co., Ltd..............................   7,000     37,765
    Nihon Trim Co., Ltd.....................................   1,800     48,349
    Nihon Unisys, Ltd.......................................  76,000    458,356
    Nihon Yamamura Glass Co., Ltd........................... 175,000    484,096
    Nikkiso Co., Ltd........................................  57,000    561,453
    Nikko Co., Ltd..........................................  28,000    105,757
    Nikon Corp..............................................  47,000  1,103,015
    Nintendo Co., Ltd.......................................   4,900    777,074
    Nippo Corp..............................................  65,000    522,720
    Nippon Beet Sugar Manufacturing Co., Ltd................ 156,000    357,824
   #Nippon Carbide Industries Co., Inc......................  78,000    191,977
    Nippon Carbon Co., Ltd.................................. 120,000    390,516
    Nippon Ceramic Co., Ltd.................................  26,300    573,052
   #Nippon Chemical Industrial Co., Ltd..................... 141,000    316,285
    Nippon Chemi-Con Corp................................... 166,000  1,072,630
   #Nippon Chemiphar Co., Ltd...............................  12,000     47,536
    Nippon Chuzo K.K........................................  27,000     58,646
   #Nippon Coke & Engineering Co., Ltd...................... 330,000    581,045
   *Nippon Columbia Co., Ltd................................ 166,000     73,121
    Nippon Concrete Industries Co., Ltd.....................  33,000     86,838
    Nippon Conveyor Co., Ltd................................  57,000     59,598
    Nippon Denko Co., Ltd...................................  86,000    574,251
    Nippon Densetsu Kogyo Co., Ltd..........................  52,000    557,719
    Nippon Denwa Shisetu Co., Ltd...........................  52,000    167,840
    Nippon Electric Glass Co., Ltd.......................... 172,000  2,164,230
    Nippon Express Co., Ltd................................. 532,000  2,346,346
    Nippon Felt Co., Ltd....................................  15,100     76,253
    Nippon Filcon Co., Ltd..................................  16,300     85,206
    Nippon Fine Chemical Co., Ltd...........................  23,700    162,404
    Nippon Flour Mills Co., Ltd............................. 167,000    791,695
  #*Nippon Formula Feed Manufacturing Co., Ltd.............. 105,000    152,576
    Nippon Gas Co., Ltd.....................................  16,800    235,462
    Nippon Hume Corp........................................  31,000    123,640
    Nippon Jogesuido Sekkei Co., Ltd........................      82    107,764
    Nippon Kanzai Co., Ltd..................................   2,800     49,560
    Nippon Kasei Chemical Co., Ltd..........................  32,000     73,429
    Nippon Kayaku Co., Ltd.................................. 159,000  1,764,566
  #*Nippon Kinzoku Co., Ltd.................................  87,000    184,023
    Nippon Koei Co., Ltd.................................... 107,000    370,474
    Nippon Konpo Unyu Soko Co., Ltd.........................  73,000    832,665
    Nippon Koshuha Steel Co., Ltd........................... 105,000    144,618
    Nippon Light Metal Co., Ltd............................. 606,000  1,280,904
    Nippon Meat Packers, Inc................................ 159,000  2,212,194
  #*Nippon Metal Industry Co., Ltd.......................... 146,000    185,947
    Nippon Paint Co., Ltd................................... 191,000  1,546,401
    Nippon Paper Group, Inc................................. 116,102  2,593,390
    Nippon Parking Development Co., Ltd.....................     143      7,421
    Nippon Pillar Packing Co., Ltd..........................  38,000    290,078
   *Nippon Piston Ring Co., Ltd............................. 119,000    278,823
    Nippon Rietec Co., Ltd..................................   1,000      4,370
    Nippon Road Co., Ltd. (The).............................  88,000    260,920
    Nippon Seiki Co., Ltd...................................  47,000    557,894
    Nippon Seisen Co., Ltd..................................  51,000    292,273
   #Nippon Sharyo, Ltd......................................  61,000    293,116
    Nippon Sheet Glass Co., Ltd............................. 719,000  2,293,214
   #Nippon Shinyaku Co., Ltd................................  66,000    934,928

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
    Nippon Shokubai Co., Ltd..............................   115,000 $1,504,268
   #Nippon Signal Co., Ltd................................   103,900    783,856
    Nippon Soda Co., Ltd..................................   162,000    763,263
    Nippon Steel Corp..................................... 1,468,000  4,944,417
    Nippon Steel Trading Co., Ltd.........................    66,000    198,728
    Nippon Suisan Kaisha, Ltd.............................   240,800    870,971
    Nippon Synthetic Chemical Industry Co., Ltd. (The)....    65,000    439,185
    Nippon Telegraph & Telephone Corp.....................     5,100    252,222
    Nippon Telegraph & Telephone Corp. ADR................    68,900  1,704,586
    Nippon Television Network Corp........................     3,310    504,278
    Nippon Thompson Co., Ltd..............................    92,000    741,036
   #Nippon Tungsten Co., Ltd..............................    31,000    100,769
    Nippon Valqua Industries, Ltd.........................   133,000    399,904
  #*Nippon Yakin Kogyo Co., Ltd...........................   186,000    553,772
    Nippon Yusen K.K......................................   955,904  3,499,975
    Nippon Yusoki Co., Ltd................................    31,000     78,936
   #Nipro Corp............................................    63,000  1,157,656
   *NIS Group Co., Ltd. ADR...............................    30,800      1,395
    Nishimatsu Construction Co., Ltd......................   367,000    549,495
    Nishimatsuya Chain Co., Ltd...........................    51,100    446,199
    Nishi-Nippon Bank, Ltd................................   802,000  2,466,060
    Nishi-Nippon Railroad Co., Ltd........................   148,000    665,270
   *Nishishiba Electric Co., Ltd..........................    10,000     24,216
    Nissan Chemical Industries, Ltd.......................    55,200    658,768
    Nissan Motor Co., Ltd.................................   659,900  7,022,310
    Nissan Shatai Co., Ltd................................    95,000    784,754
  #*Nissan Tokyo Sales Holdings Co., Ltd..................    36,000     64,032
    Nissei Corp...........................................    20,100    181,845
    Nissei Plastic Industrial Co., Ltd....................     7,600     23,943
    Nissen Holdings Co., Ltd..............................    30,000    179,252
   #Nissha Printing Co., Ltd..............................    34,600    622,898
    Nisshin Fudosan Co., Ltd..............................    38,300    238,723
    Nisshin Oillio Group, Ltd. (The)......................   145,000    693,326
    Nisshin Seifun Group, Inc.............................   127,200  1,625,010
    Nisshin Steel Co., Ltd................................   829,000  1,722,201
    Nisshinbo Holdings, Inc...............................   157,000  1,545,471
    Nissin Corp...........................................    88,000    233,896
    Nissin Electric Co., Ltd..............................    32,000    315,182
   #Nissin Foods Holdings Co., Ltd........................    19,175    732,090
    Nissin Kogyo Co., Ltd.................................    40,300    744,431
    Nissin Sugar Manufacturing Co., Ltd...................    47,000    111,534
    Nissui Pharmaceutical Co., Ltd........................    17,700    160,453
    Nitchitsu Co., Ltd....................................    11,000     27,703
    Nitori Holdings Co., Ltd..............................     4,500    437,832
   #Nitta Corp............................................    28,800    581,523
    Nittan Valve Co., Ltd.................................    31,700    126,248
    Nittetsu Mining Co., Ltd..............................   103,000    454,143
   #Nitto Boseki Co., Ltd.................................   291,000    841,968
    Nitto Denko Corp......................................    41,800  2,014,285
    Nitto FC Co., Ltd.....................................     5,100     30,958
    Nitto Kogyo Corp......................................    51,700    601,864
    Nitto Kohki Co., Ltd..................................    10,000    240,929
    Nitto Seiko Co., Ltd..................................    39,000    110,143
   #Nittoc Construction Co., Ltd..........................    29,000     38,336
    NKSJ Holdings, Inc....................................   544,800  3,594,777
   *Noevir Holdings Co., Ltd..............................    10,100    118,206
   #NOF Corp..............................................   178,000    810,118
    Nohmi Bosai, Ltd......................................    34,000    221,786
    NOK Corp..............................................   108,000  2,000,361
   #Nomura Co., Ltd.......................................    56,000    168,192
    Nomura Holdings, Inc..................................   862,100  4,185,252

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
   #Nomura Holdings, Inc. ADR............................... 402,117 $1,950,267
    Nomura Real Estate Holdings, Inc........................  95,000  1,739,068
    Nomura Research Institute, Ltd..........................   8,500    202,560
    Noritake Co., Ltd....................................... 130,000    519,190
   *Noritsu Koki Co., Ltd...................................  26,000    144,914
    Noritz Corp.............................................  22,400    462,352
    NS Solutions Corp.......................................  17,500    411,632
   *NS United Kaiun Kaisha, Ltd............................. 169,000    337,138
    NSD Co., Ltd............................................  41,200    354,773
    NSK, Ltd................................................ 248,000  2,407,739
    NTN Corp................................................ 395,000  2,385,242
    NTT Data Corp...........................................     202    700,811
    NTT DoCoMo, Inc.........................................   1,672  3,093,874
   #NTT DoCoMo, Inc. Sponsored ADR..........................  44,600    826,884
    Obara Corp..............................................  15,200    209,829
    Obayashi Corp........................................... 403,000  1,864,635
    Obayashi Road Corp......................................  59,000    152,912
    Obic Business Consultants Co., Ltd......................   2,550    161,662
    Obic Co., Ltd...........................................   6,310  1,240,646
   #Odakyu Electric Railway Co., Ltd........................  94,000    811,253
    Oenon Holdings, Inc.....................................  51,000    122,958
    Ogaki Kyoritsu Bank, Ltd. (The)......................... 343,000  1,090,440
    Ohara, Inc..............................................   9,500    101,477
    Ohashi Technica, Inc....................................   3,000     22,329
    Oie Sangyo Co., Ltd.....................................   1,200     12,385
    Oiles Corp..............................................  24,068    504,109
    Oita Bank, Ltd. (The)................................... 205,000    614,228
    Oji Paper Co., Ltd...................................... 533,000  2,664,670
    Okabe Co., Ltd..........................................  54,900    284,513
    Okamoto Industries, Inc.................................  64,000    259,968
   *Okamoto Machine Tool Works, Ltd.........................  47,000     91,092
    Okamura Corp............................................  77,000    497,793
    Okano Valve Manufacturing Co., Ltd......................   4,000     17,179
    Okasan Securities Group, Inc............................ 216,000    780,352
    Okaya Electric Industries Co., Ltd......................   6,700     34,063
   #Oki Electric Cable Co., Ltd.............................  12,000     28,366
   *Oki Electric Industry Co., Ltd.......................... 609,000    606,992
    Okinawa Electric Power Co., Ltd.........................   9,880    442,391
   *OKK Corp................................................ 126,000    181,077
    OKUMA Corp.............................................. 147,000  1,557,068
    Okumura Corp............................................ 204,000    765,218
    Okura Industrial Co., Ltd...............................  59,000    208,823
    Okuwa Co., Ltd..........................................  26,000    307,591
    Olympic Corp............................................  21,300    160,428
   #Olympus Corp............................................  14,000    497,859
    Omikenshi Co., Ltd......................................  24,000     17,437
    Omron Corp..............................................  68,100  1,908,011
   #Ono Pharmaceutical Co., Ltd.............................  19,400  1,079,228
   *ONO Sokki Co., Ltd......................................  25,000     72,904
    Onoken Co., Ltd.........................................  16,700    155,038
    Onward Holdings Co., Ltd................................ 139,000  1,172,011
    Optex Co., Ltd..........................................  16,000    206,126
    ORACLE Corp. Japan......................................   3,200    107,219
   #Organo Corp.............................................  63,000    467,617
    Oriental Land Co., Ltd..................................   5,200    487,412
    Origin Electric Co., Ltd................................  27,000    129,494
    Osaka Gas Co., Ltd...................................... 280,000  1,108,636
   #Osaka Organic Chemical Industry, Ltd....................  16,800     87,813
    Osaka Steel Co., Ltd....................................  18,300    355,591
   *Osaka Titanium Technologies Co., Ltd....................   2,100    136,407
    Osaki Electric Co., Ltd.................................  28,000    294,439

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    OSG Corp................................................  30,600 $  491,880
    Otsuka Corp.............................................   6,400    424,996
    Oyo Corp................................................  23,800    244,838
   #P.S. Mitsubishi Construction Co., Ltd...................  24,000     90,347
    Pacific Industrial Co., Ltd.............................  71,000    385,074
   *Pacific Metals Co., Ltd................................. 124,000    922,876
    Pack Corp. (The)........................................  13,500    222,268
    Pal Co., Ltd............................................   7,900    273,543
    PanaHome Corp........................................... 104,000    738,883
    Panasonic Corp.......................................... 404,200  4,806,163
    Panasonic Corp. Sponsored ADR........................... 204,353  2,421,583
    Panasonic Electric Works Information Systems Co., Ltd...   1,800     49,333
    Paramount Bed Co., Ltd..................................  19,800    559,254
    Parco Co., Ltd..........................................  59,500    507,043
    Paris Miki Holdings, Inc................................  31,100    283,107
    Park24 Co., Ltd.........................................  18,700    211,657
   #Pasco Corp..............................................  29,000    106,173
    Pasona Group, Inc.......................................     108    102,079
    PCA Corp................................................   1,000     13,403
   #Penta-Ocean Construction Co., Ltd....................... 370,000    848,002
   #PGM Holdings K.K........................................     630    351,374
   *PIA Corp................................................   4,400     45,511
   #Pigeon Corp.............................................   8,600    330,198
    Pilot Corp..............................................     158    307,194
    Piolax, Inc.............................................  13,900    343,712
   *Pioneer Electronic Corp................................. 176,400    930,526
    Plenus Co., Ltd.........................................  18,000    312,396
    Point, Inc..............................................   4,730    211,924
    Poplar Co., Ltd.........................................   3,500     20,035
    Press Kogyo Co., Ltd.................................... 144,000    825,422
    Prima Meat Packers, Ltd................................. 200,000    267,333
    Pronexus, Inc...........................................  30,900    156,861
    Raito Kogyo Co., Ltd....................................  59,800    217,909
  #*Rasa Industries, Ltd....................................  80,000    144,159
  #*Renesas Electronics Corp................................ 203,000  1,746,438
    Rengo Co., Ltd.......................................... 263,710  1,739,203
  #*Renown, Inc.............................................  76,600    150,075
    Resona Holdings, Inc....................................  72,900    361,262
    Resorttrust, Inc........................................  32,900    479,448
    Rheon Automatic Machinery Co., Ltd......................   7,000     17,248
    Rhythm Watch Co., Ltd................................... 136,000    209,733
    Ricoh Co., Ltd.......................................... 453,619  4,879,724
    Ricoh Leasing Co., Ltd..................................  20,900    502,086
   *Right On Co., Ltd.......................................  11,700     65,843
    Riken Corp.............................................. 134,000    656,918
    Riken Keiki Co., Ltd....................................  21,000    185,615
    Riken Technos Corp......................................  62,000    224,192
    Riken Vitamin Co., Ltd..................................  12,100    338,051
    Ringer Hut Co., Ltd.....................................   7,600    107,576
    Rinnai Corp.............................................  17,400  1,347,373
   *Riso Kagaku Corp........................................  20,079    312,296
    Riso Kyoiku Co., Ltd....................................     875     50,227
    Rock Field Co., Ltd.....................................  16,700    272,286
    Rohm Co., Ltd...........................................  66,700  3,886,876
    Rohto Pharmaceutical Co., Ltd...........................  62,000    741,453
    Roland Corp.............................................  33,100    304,654
    Roland DG Corp..........................................  13,000    181,233
   #Round One Corp.......................................... 103,700    834,721
    Royal Holdings Co., Ltd.................................  50,100    545,520
    Ryobi, Ltd.............................................. 154,000    712,636
    Ryoden Trading Co., Ltd.................................  56,000    364,952

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------- ----------
JAPAN -- (Continued)
    Ryohin Keikaku Co., Ltd................................   9,175 $  478,562
    Ryosan Co., Ltd........................................  41,800    905,651
   #Ryoyo Electro Corp.....................................  50,100    498,093
    S Foods, Inc...........................................  27,000    231,137
    S.T. Chemical Co., Ltd.................................   8,000    101,496
  #*Sagami Chain Co., Ltd..................................  20,000    120,514
   #Saibu Gas Co., Ltd..................................... 189,000    505,850
    Saizeriya Co., Ltd.....................................  17,500    357,351
   *Sakai Chemical Industry Co., Ltd....................... 117,000    523,817
    Sakai Heavy Industries, Ltd............................  54,000    110,329
  #*Sakai Ovex Co., Ltd....................................  63,000    102,989
    Sakata INX Corp........................................  87,000    446,828
    Sakata Seed Corp.......................................  44,300    641,611
    Sala Corp..............................................  58,500    325,901
    San-A Co., Ltd.........................................   7,800    317,612
    San-Ai Oil Co., Ltd....................................  86,000    485,072
   #Sanden Corp............................................ 245,000  1,292,349
    Sangetsu Co., Ltd......................................  12,100    310,327
    San-in Godo Bank, Ltd. (The)........................... 188,000  1,459,871
  #*Sanix, Inc.............................................  22,200     89,736
   #Sankei Building Co., Ltd...............................  62,800    361,887
   #Sanken Electric Co., Ltd............................... 121,000    657,020
    Sanki Engineering Co., Ltd.............................  63,000    364,942
    Sanko Marketing Foods Co., Ltd.........................      62     61,330
   #Sanko Metal Industrial Co., Ltd........................  21,000     84,940
    Sankyo Co., Ltd........................................  21,100  1,126,840
    Sankyo Seiko Co., Ltd..................................  54,900    193,464
  #*Sankyo-Tateyama Holdings, Inc.......................... 356,000    486,034
    Sankyu, Inc............................................ 232,000  1,117,529
    Sanoh Industrial Co., Ltd..............................  51,800    490,854
   #Sanrio Co., Ltd........................................  11,500    497,771
    Sanshin Electronics Co., Ltd...........................  46,300    369,350
   *Sansui Electric Co., Ltd............................... 147,000      5,728
    Santen Pharmaceutical Co., Ltd.........................  14,600    587,724
    Sanwa Holdings Corp.................................... 258,000    908,536
    Sanyo Chemical Industries, Ltd.........................  70,000    553,215
    Sanyo Denki Co., Ltd...................................  47,000    433,220
    Sanyo Housing Nagoya Co., Ltd..........................      93     98,435
    Sanyo Shokai, Ltd...................................... 124,000    363,487
    Sanyo Special Steel Co., Ltd........................... 130,000    855,458
    Sapporo Hokuyo Holdings, Inc........................... 376,800  1,628,630
   *Sapporo Holdings, Ltd.................................. 279,000  1,162,035
    Sasebo Heavy Industries Co., Ltd....................... 137,000    256,617
   *Sata Construction Co., Ltd.............................  14,000     13,246
    Sato Corp..............................................  40,000    525,465
    Sato Shoji Corp........................................  19,700    119,231
    Satori Electric Co., Ltd...............................  20,200    135,459
    Sawai Pharmaceutical Co., Ltd..........................   1,900    196,322
    Saxa Holdings, Inc.....................................  86,000    153,982
    SBI Holdings, Inc......................................  26,070  2,557,475
    Scroll Corp............................................  26,100     87,126
    Secom Co., Ltd.........................................  13,300    663,476
    Secom Joshinetsu Co., Ltd..............................   1,500     46,602
    Sega Sammy Holdings, Inc...............................  54,612  1,173,883
    Seibu Electric Industry Co., Ltd.......................  16,000     72,726
    Seika Corp.............................................  65,000    184,362
    Seikagaku Corp.........................................  33,700    385,490
   *Seikitokyu Kogyo Co., Ltd.............................. 121,000     92,634
    Seiko Epson Corp....................................... 129,500  2,197,681
   #Seiko Holdings Corp.................................... 106,000    353,751
    Seino Holdings Co., Ltd................................ 197,000  1,514,702

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------- ----------
JAPAN -- (Continued)
    Seiren Co., Ltd........................................  81,500 $  516,336
    Sekisui Chemical Co., Ltd.............................. 257,000  2,374,506
    Sekisui House, Ltd..................................... 386,000  3,694,634
    Sekisui Jushi Co., Ltd.................................  60,000    633,884
    Sekisui Plastics Co., Ltd..............................  90,000    402,608
    Senko Co., Ltd......................................... 135,000    502,632
    Senshu Electric Co., Ltd...............................   9,500    135,311
    Senshu Ikeda Holdings, Inc............................. 487,900    754,251
    Senshukai Co., Ltd.....................................  41,400    280,834
    Seven & I Holdings Co., Ltd............................ 180,352  5,142,685
   #Sharp Corp............................................. 355,000  3,270,261
   #Shibaura Mechatronics Corp.............................  41,000    142,360
    Shibusawa Warehouse Co., Ltd...........................  56,000    184,543
    Shibuya Kogyo Co., Ltd.................................   7,300     80,460
    Shiga Bank, Ltd........................................ 239,000  1,400,504
   #Shikibo, Ltd........................................... 165,000    192,696
    Shikoku Bank, Ltd...................................... 184,000    588,245
    Shikoku Chemicals Corp.................................  55,000    332,157
   #Shikoku Electric Power Co., Inc........................  25,000    546,539
    Shima Seiki Manufacturing Co., Ltd.....................  29,900    717,488
    Shimachu Co., Ltd......................................  53,400  1,331,691
   #Shimadzu Corp.......................................... 165,000  1,530,887
    Shimamura Co., Ltd.....................................   7,500    757,312
    Shimano, Inc...........................................   8,200    432,150
   #Shimizu Bank, Ltd......................................  10,300    387,793
   #Shimizu Corp........................................... 370,000  1,639,967
    Shimojima Co., Ltd.....................................   1,500     20,106
    Shin Nippon Air Technologies Co., Ltd..................  26,100    140,165
    Shinagawa Refractories Co., Ltd........................ 128,000    405,718
   #Shindengen Electric Manufacturing Co., Ltd.............  92,000    404,462
    Shin-Etsu Chemical Co., Ltd............................  34,400  1,855,593
    Shin-Etsu Polymer Co., Ltd.............................  51,000    272,275
   #Shinkawa, Ltd..........................................  35,000    248,137
    Shin-Keisei Electric Railway Co., Ltd..................  25,000    112,975
  #*Shinko Electric Industries Co., Ltd....................  83,900    694,428
    Shinko Plantech Co., Ltd...............................  21,000    246,557
    Shinko Shoji Co., Ltd..................................  35,800    287,326
    Shinko Wire Co., Ltd...................................  47,000     80,381
    Shin-Kobe Electric Machinery Co., Ltd..................  14,000    235,922
    Shinmaywa Industries, Ltd.............................. 175,000    694,350
    Shinnihon Corp.........................................  36,600    111,990
    Shinsei Bank, Ltd...................................... 988,000  1,254,370
    Shinsho Corp...........................................  74,000    194,044
   *Shinwa Co., Ltd........................................   5,000     60,309
    Shionogi & Co., Ltd....................................  54,000    931,916
    Ship Healthcare Holdings, Inc..........................  34,000    717,422
   #Shiroki Corp........................................... 132,000    493,992
    Shiseido Co., Ltd......................................  31,500    603,589
    Shizuki Electric Co., Inc..............................  24,000    105,288
   #Shizuoka Bank, Ltd..................................... 364,000  3,423,563
    Shizuoka Gas Co., Ltd..................................  71,000    448,916
    Sho-Bond Corp..........................................  20,600    503,249
    Shobunsha Publications, Inc............................  17,200    128,395
   #Shochiku Co., Ltd......................................  39,000    334,795
    Shoei Co., Ltd.........................................     600      4,610
    Shoko Co., Ltd.........................................  54,000     86,731
   #Showa Aircraft Industry Co., Ltd.......................  11,000     88,393
   *Showa Corp.............................................  80,600    602,741
   *Showa Denko K.K........................................ 913,000  1,901,052
    Showa Sangyo Co., Ltd..................................  91,000    288,533
    Showa Shell Sekiyu K.K................................. 124,100  1,194,810

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Siix Corp............................................    18,600 $   285,158
   *Silver Seiko, Ltd....................................   119,000       1,546
    Simplex Holdings, Inc................................       141      53,372
    Sinanen Co., Ltd.....................................    70,000     306,619
   #Sinfonia Technology Co., Ltd.........................    92,000     290,804
   *Sintokogio, Ltd......................................    71,600     743,942
   #SKY Perfect JSAT Holdings, Inc.......................     2,084     913,858
    SMC Corp.............................................     5,100     937,936
    SMK Corp.............................................    87,000     349,865
    SNT Corp.............................................    29,300     151,777
    Soda Nikka Co., Ltd..................................    13,000      56,574
   *Sodick Co., Ltd......................................    82,300     711,266
    Soft99 Corp..........................................    10,600      64,650
   #Softbank Corp........................................    37,900   1,480,009
    Sogo Medical Co., Ltd................................     5,300     189,579
    Sohgo Security Services Co., Ltd.....................    74,300     858,881
    Sojitz Corp.......................................... 1,462,900   2,893,565
    So-net Entertainment Corp............................       131     638,690
    Sonton Food Industry Co., Ltd........................     3,000      27,306
    Sony Corp............................................     2,000      50,165
    Sony Corp. Sponsored ADR.............................   352,589   8,849,984
    Sony Financial Holdings, Inc.........................    15,600     280,850
    Soshin Electric Co., Ltd.............................     7,200      39,977
   *Sotetsu Holdings, Inc................................   175,000     518,149
    Sotoh Co., Ltd.......................................     6,300      65,164
    Space Co., Ltd.......................................     3,700      22,888
    SPK Corp.............................................     5,700      98,381
   #Square Enix Holdings Co., Ltd........................    56,600   1,100,677
    SRA Holdings, Inc....................................    15,500     158,501
    SRI Sports, Ltd......................................    15,000     166,642
    St. Marc Holdings Co., Ltd...........................     8,000     318,518
    Stanley Electric Co., Ltd............................    79,500   1,352,599
    Star Micronics Co., Ltd..............................    47,900     541,342
    Starzen Co., Ltd.....................................    85,000     265,700
   #Stella Chemifa Corp..................................     7,000     212,957
    Studio Alice Co., Ltd................................    10,000     170,693
    Subaru Enterprise Co., Ltd...........................     9,000      27,695
   *Sugi Holdings Co., Ltd...............................     6,400     180,858
    Sugimoto & Co., Ltd..................................    10,300     102,018
  #*Sumco Corp...........................................    45,660     722,970
    Sumida Corp..........................................    19,700     188,371
    Sumikin Bussan Corp..................................   114,000     284,404
    Suminoe Textile Co., Ltd.............................    88,000     179,188
   *Sumiseki Holdings, Inc...............................    11,700      15,296
   #Sumisho Computer Systems Corp........................    23,300     407,377
    Sumitomo Bakelite Co., Ltd...........................   205,000   1,403,366
    Sumitomo Chemical Co., Ltd...........................   601,000   3,045,725
    Sumitomo Corp........................................   399,400   5,628,824
    Sumitomo Densetsu Co., Ltd...........................    29,800     181,895
    Sumitomo Electric Industries, Ltd....................   276,900   4,133,670
    Sumitomo Forestry Co., Ltd...........................   161,300   1,530,832
    Sumitomo Heavy Industries, Ltd.......................   352,480   2,477,029
  #*Sumitomo Light Metal Industries, Ltd.................   354,000     390,143
   *Sumitomo Metal Industries, Ltd.......................   216,000     517,805
    Sumitomo Metal Mining Co., Ltd.......................   142,000   2,514,460
   *Sumitomo Mitsui Construction Co., Ltd................   152,200     128,758
    Sumitomo Mitsui Financial Group, Inc.................   490,370  15,426,530
   #Sumitomo Osaka Cement Co., Ltd.......................   453,000   1,311,183
    Sumitomo Pipe & Tube Co., Ltd........................    41,400     271,256
   #Sumitomo Precision Products Co., Ltd.................    49,000     352,817
    Sumitomo Real Estate Sales Co., Ltd..................     6,090     281,024

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
JAPAN -- (Continued)
    Sumitomo Realty & Development Co., Ltd...............    26,000 $  641,879
    Sumitomo Rubber Industries, Ltd......................    97,300  1,263,074
    Sumitomo Seika Chemicals Co., Ltd....................    88,000    475,058
    Sumitomo Warehouse Co., Ltd..........................   192,000    936,128
    Sundrug Co., Ltd.....................................     6,000    192,986
    Sunx, Ltd............................................    44,000    298,387
    Suruga Bank, Ltd.....................................   245,000  2,126,630
    Suzuken Co., Ltd.....................................    83,100  2,085,683
   #Suzuki Motor Corp....................................    78,200  1,811,192
   *SWCC Showa Holdings Co., Ltd.........................   407,000    516,692
   *SxL Corp.............................................    85,000     67,120
    Sysmex Corp..........................................     7,000    267,664
    Systena Corp.........................................       210    202,000
    T&D Holdings, Inc....................................   124,455  3,045,175
    T. Hasegawa Co., Ltd.................................    17,800    293,785
   #T. RAD Co., Ltd......................................    91,000    425,204
    Tachibana Eletech Co., Ltd...........................    17,900    174,879
    Tachi-S Co., Ltd.....................................    45,700    885,361
    Tact Home Co., Ltd...................................       181    170,835
    Tadano, Ltd..........................................   120,421    734,249
    Taihei Dengyo Kaisha, Ltd............................    35,000    244,545
    Taihei Kogyo Co., Ltd................................    85,000    349,717
   #Taiheiyo Cement Corp.................................   926,000  1,824,424
    Taiheiyo Kouhatsu, Inc...............................    45,000     44,497
    Taiho Kogyo Co., Ltd.................................    37,900    387,239
    Taikisha, Ltd........................................    32,300    658,463
  #*Taiko Bank, Ltd. (The)...............................    24,000     78,894
    Taisei Corp.......................................... 1,201,399  2,869,876
    Taisei Lamick Co., Ltd...............................     1,600     49,683
   #Taisho Pharmaceutical Co., Ltd.......................    62,000  1,454,052
    Taiyo Nippon Sanso Corp..............................    55,000    429,066
    Taiyo Yuden Co., Ltd.................................   103,000  1,296,449
    Takachiho Koheki Co., Ltd............................     4,800     52,003
  #*Takagi Securities Co., Ltd...........................    27,000     29,757
    Takamatsu Construction Group Co., Ltd................    18,500    282,859
    Takano Co., Ltd......................................    14,200     88,235
   #Takaoka Electric Manufacturing Co., Ltd..............    84,000    249,014
    Takara Holdings, Inc.................................   212,000  1,167,070
  #*Takara Printing Co., Ltd.............................    20,700    162,340
    Takara Standard Co., Ltd.............................   111,000    851,018
    Takasago International Corp..........................    95,000    458,651
   #Takasago Thermal Engineering Co., Ltd................    64,400    530,927
   #Takashima & Co., Ltd.................................    19,000     53,886
    Takashimaya Co., Ltd.................................   314,000  2,338,007
    Takata Corp..........................................    29,400    878,164
    Take & Give Needs Co., Ltd...........................     1,189     88,820
    Takeda Pharmaceutical Co., Ltd.......................    64,800  3,090,829
    Takihyo Co., Ltd.....................................     3,000     16,238
    Takiron Co., Ltd.....................................    59,000    216,043
    Takisawa Machine Tool Co., Ltd.......................    61,000     95,934
   *Takuma Co., Ltd......................................   113,000    580,229
    Tamron Co., Ltd......................................    12,700    331,757
   #Tamura Corp..........................................   115,000    356,072
    Tanseisha Co., Ltd...................................    18,000     59,892
   #Tatsuta Electric Wire & Cable Co., Ltd...............    96,000    553,272
   #Tayca Corp...........................................    39,000    143,359
    TBK Co., Ltd.........................................    45,000    288,639
    TDK Corp.............................................     7,900    406,957
   #TDK Corp. Sponsored ADR..............................    48,131  2,490,779
   *Teac Corp............................................    26,000     11,795
    Techno Associe Co., Ltd..............................     3,000     25,603

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Techno Ryowa, Ltd.......................................   8,870 $   59,198
   #Tecmo Koei Holdings Co., Ltd............................  40,560    339,125
    Teijin, Ltd............................................. 515,750  2,304,210
    Teikoku Electric Manufacturing Co., Ltd.................   5,600    121,689
    Teikoku Piston Ring Co., Ltd............................  21,500    270,776
    Teikoku Sen-I Co., Ltd..................................  18,000    120,378
   #Teikoku Tsushin Kogyo Co., Ltd..........................  46,000     87,556
    Tekken Corp............................................. 203,000    292,287
    Telepark Corp...........................................      40     76,704
  #*Temp Holdings Co., Ltd..................................   1,600     14,809
    Tenma Corp..............................................  34,200    343,876
   #Terumo Corp.............................................   7,800    438,046
    THK Co., Ltd............................................  67,700  1,755,145
    Tigers Polymer Corp.....................................   6,700     33,178
    TKC, Corp...............................................  25,300    561,036
    TOA Corp................................................ 217,000    385,740
    Toa Oil Co., Ltd........................................ 101,000    137,637
    TOA ROAD Corp...........................................  63,000    136,183
    Toa Valve Engineering, Inc..............................     200      3,833
   *Toabo Corp..............................................  53,000     41,224
    Toagosei Co., Ltd....................................... 209,500  1,157,891
  #*Tobishima Corp.......................................... 374,500    126,808
    Tobu Railway Co., Ltd................................... 173,000    754,461
    Tobu Store Co., Ltd.....................................  30,000     99,455
    TOC Co., Ltd............................................  96,400    426,731
    Tocalo Co., Ltd.........................................  15,900    372,557
    Tochigi Bank, Ltd....................................... 151,000    574,112
    Toda Corp............................................... 203,000    774,082
   #Toda Kogyo Corp.........................................  47,000    479,759
    Toei Co., Ltd...........................................  58,000    275,089
    Toenec Corp.............................................  42,000    229,815
    Toho Bank, Ltd.......................................... 231,000    554,941
   #Toho Co., Ltd./Kobe.....................................  32,000    126,712
   *Toho Co., Ltd./Tokyo....................................  75,000  1,306,535
    Toho Gas Co., Ltd....................................... 168,000    920,859
    Toho Holdings Co., Ltd..................................  50,200    514,475
    Toho Real Estate Co., Ltd...............................  22,600    121,738
   #Toho Titanium Co., Ltd..................................   4,800    131,102
    Toho Zinc Co., Ltd...................................... 147,000    736,624
    Tohoku Bank, Ltd. (The).................................  93,000    142,646
   #Tohto Suisan Co., Ltd...................................  61,000    109,079
    Tohuku Electric Power Co., Inc..........................  68,000    878,809
    Tokai Carbon Co., Ltd................................... 224,000  1,268,295
   *TOKAI Holdings Corp.....................................  18,000     92,356
    Tokai Lease Co., Ltd....................................  14,000     30,362
    Tokai Rika Co., Ltd.....................................  62,500  1,223,802
    Tokai Rubber Industries, Ltd............................  45,100    652,972
    Tokai Tokyo Financial Holdings, Inc..................... 272,000    828,518
    Token Corp..............................................   8,180    309,012
    Tokio Marine Holdings, Inc.............................. 197,112  5,812,643
    Tokio Marine Holdings, Inc. ADR.........................  63,004  1,852,948
   #Toko Electric Corp......................................  45,000    243,101
  #*Toko, Inc............................................... 149,000    338,362
    Tokushu Tokai Paper Co., Ltd............................ 125,380    253,818
    Tokuyama Corp........................................... 370,000  1,830,603
    Tokyo Broadcasting System, Inc..........................  44,600    568,605
    Tokyo Denpa Co., Ltd....................................   2,200     14,465
   *Tokyo Dome Corp......................................... 185,000    372,147
   #Tokyo Electric Power Co., Ltd...........................  91,012    505,082
    Tokyo Electron Device, Ltd..............................     115    236,573
    Tokyo Electron, Ltd.....................................  24,800  1,334,898

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Tokyo Energy & Systems, Inc.............................  44,000 $  225,050
   #Tokyo Gas Co., Ltd...................................... 198,000    945,934
    Tokyo Individualized Educational Institute, Inc.........  29,600     60,067
    Tokyo Kaikan Co., Ltd...................................   2,000      7,705
    TOKYO KEIKI, Inc........................................ 114,000    187,860
   *Tokyo Kikai Seisakusho, Ltd.............................  73,000     66,436
    Tokyo Ohka Kogyo Co., Ltd...............................  56,200  1,258,331
    Tokyo Rakutenchi Co., Ltd...............................  30,000    105,518
   #Tokyo Rope Manufacturing Co., Ltd....................... 218,000    754,385
    Tokyo Sangyo Co., Ltd...................................  24,500     82,301
   #Tokyo Seimitsu Co., Ltd.................................  42,600    782,866
    Tokyo Steel Manufacturing Co., Ltd...................... 116,500  1,194,194
    Tokyo Tatemono Co., Ltd................................. 483,000  1,971,911
    Tokyo Tekko Co., Ltd....................................  44,000    124,378
    Tokyo Theatres Co., Inc.................................  84,000    112,279
   #Tokyo Tomin Bank, Ltd...................................  46,100    621,376
    Tokyotokeiba Co., Ltd................................... 165,000    230,908
    Tokyu Community Corp....................................   9,900    329,455
    Tokyu Construction Co., Ltd.............................  94,000    270,630
    Tokyu Corp.............................................. 167,000    749,824
    Tokyu Land Corp......................................... 466,000  2,187,673
   #Tokyu Livable, Inc......................................  19,100    186,872
    Tokyu Recreation Co., Ltd...............................   6,000     38,042
    Toli Corp...............................................  61,000    131,254
    Tomato Bank, Ltd........................................ 122,000    222,940
   #Tomen Devices Corp......................................   3,000     77,186
    Tomen Electronics Corp..................................  15,600    202,857
   #Tomoe Corp..............................................  36,800    149,587
   *Tomoe Engineering Co., Ltd..............................   7,100    142,974
    Tomoegawa Paper Co., Ltd................................  17,000     44,025
    Tomoku Co., Ltd......................................... 103,000    281,401
   #TOMONY Holdings, Inc.................................... 169,600    734,108
    Tomy Co., Ltd...........................................  19,100    169,646
    Tonami Holdings Co., Ltd................................  88,000    201,603
   #TonenGeneral Sekiyu K.K.................................  43,000    540,093
   #Topcon Corp.............................................  46,300    263,110
    Toppan Forms Co., Ltd...................................  56,700    476,991
    Toppan Printing Co., Ltd................................ 372,000  2,941,827
    Topre Corp..............................................  54,000    590,471
    Topy Industries, Ltd.................................... 227,000    707,719
    Toray Industries, Inc................................... 320,000  2,488,437
   *Tori Holdings Co., Ltd..................................  11,700      4,472
    Toridoll.corp...........................................      93    138,405
    Torigoe Co., Ltd. (The).................................  12,200    108,305
    Torii Pharmaceutical Co., Ltd...........................  22,600    431,618
    Torishima Pump Manufacturing Co., Ltd...................  18,600    293,393
    Tose Co., Ltd...........................................   3,800     29,344
   #Tosei Corp..............................................     226     68,913
    Toshiba Corp............................................ 227,000  1,177,629
    Toshiba Machine Co., Ltd................................ 138,000    843,069
    Toshiba Plant Kensetsu Co., Ltd.........................  34,000    390,002
    Toshiba TEC Corp........................................ 163,000    691,165
    Tosho Printing Co., Ltd.................................  75,000    147,380
    Tosoh Corp.............................................. 502,000  2,128,400
    Totetsu Kogyo Co., Ltd..................................  37,000    343,850
    TOTO, Ltd............................................... 159,000  1,243,602
    Tottori Bank, Ltd.......................................  69,000    141,180
    Touei Housing Corp......................................  26,400    314,899
    Toukei Computer Co., Ltd................................   3,200     43,921
   #Tow Co., Ltd............................................   5,700     32,755
    Towa Bank, Ltd.......................................... 331,000    412,099

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
JAPAN -- (Continued)
    Towa Corp..............................................  21,100 $   121,322
    Towa Pharmaceutical Co., Ltd...........................   3,200     187,996
   #Toyo Construction Co., Ltd............................. 268,000     261,207
   #Toyo Corp..............................................  36,600     409,054
   #Toyo Electric Manufacturing Co., Ltd...................  39,000     201,905
    Toyo Engineering Corp.................................. 115,000     426,969
    Toyo Ink Manufacturing Co., Ltd........................ 211,000     997,653
    Toyo Kanetsu K.K....................................... 214,000     554,152
    Toyo Kohan Co., Ltd....................................  63,000     300,443
    Toyo Securities Co., Ltd...............................  94,000     158,268
    Toyo Seikan Kaisha, Ltd................................ 100,100   1,752,464
    Toyo Sugar Refining Co., Ltd...........................  29,000      37,821
   #Toyo Suisan Kaisha, Ltd................................  50,000   1,236,879
    Toyo Tanso Co., Ltd....................................   3,700     193,781
    Toyo Tire & Rubber Co., Ltd............................ 212,000     589,330
    Toyo Wharf & Warehouse Co., Ltd........................  64,000     107,294
    Toyobo Co., Ltd........................................ 850,000   1,310,856
   *Toyoda Gosei Co., Ltd..................................  56,200   1,227,104
    Toyota Auto Body Co., Ltd..............................  51,000     923,573
    Toyota Boshoku Corp....................................  36,900     620,026
   #Toyota Motor Corp. Sponsored ADR....................... 328,841  26,938,655
    Toyota Tsusho Corp..................................... 134,525   2,354,810
    Trans Cosmos, Inc......................................  31,100     359,472
    Trend Micro, Inc.......................................   5,500     172,131
    Trend Micro, Inc. Sponsored ADR........................   3,540     110,696
    Trinity Industrial Corp................................   3,000      12,821
    Trusco Nakayama Corp...................................  20,400     425,216
    TS Tech Co., Ltd.......................................  41,100     784,527
   *TSI Holdings Co., Ltd.................................. 124,190     854,981
    Tsubakimoto Chain Co................................... 161,000   1,033,815
    Tsubakimoto Kogyo Co., Ltd.............................  24,000      68,054
  #*Tsudakoma Corp......................................... 105,000     278,826
   #Tsugami Corp...........................................  61,000     371,270
    Tsukishima Kikai Co., Ltd..............................  36,000     318,920
   #Tsukuba Bank, Ltd...................................... 115,400     366,774
    Tsumura & Co...........................................  17,900     585,896
    Tsuruha Holdings, Inc..................................   9,200     473,419
    Tsurumi Manufacturing Co., Ltd.........................  28,000     216,256
    Tsutsumi Jewelry Co., Ltd..............................  14,600     371,178
    Tsuzuki Denki Co., Ltd.................................  13,000     135,145
    TV Asahi Corp..........................................     236     380,104
   *TV Tokyo Holdings Corp.................................   4,400      54,560
    TYK Corp...............................................  34,000      75,810
    Ube Industries, Ltd.................................... 620,000   2,104,331
   #Ube Material Industries, Ltd........................... 100,000     375,652
    Uchida Yoko Co., Ltd...................................  87,000     236,933
   *UKC Holdings Corp......................................   9,400      99,893
    Ulvac, Inc.............................................  39,800     734,797
    Uni-Charm Corp.........................................  11,700     528,288
    Uniden Corp............................................  68,000     348,952
    Union Tool Co..........................................  16,600     370,551
    Unipres Corp...........................................  27,800     804,363
    United Arrows, Ltd.....................................   4,300      87,137
   *Unitika, Ltd........................................... 208,000     161,368
    Universe Co., Ltd......................................   6,700     139,935
    UNY Co., Ltd........................................... 223,200   2,192,089
    U-Shin, Ltd............................................  51,500     476,988
    Ushio, Inc.............................................  48,200     906,568
    USS Co., Ltd...........................................   3,430     272,995
    Utoc Corp..............................................  18,700      48,817
    Valor Co., Ltd.........................................  38,100     620,691

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Vital KSK Holdings, Inc.................................  46,500 $  369,814
   #Wacoal Corp............................................. 127,000  1,689,609
   #Wacom Co., Ltd..........................................     139    157,128
  #*Wakachiku Construction Co., Ltd......................... 118,000    142,653
   *Wakamoto Pharmaceutical Co., Ltd........................   7,000     22,357
    Warabeya Nichiyo Co., Ltd...............................  12,600    153,358
    Watabe Wedding Corp.....................................   9,200     84,303
   #Watami Food Service Co., Ltd............................   5,400    122,481
    West Japan Railway Co...................................  25,000  1,063,847
   #Wood One Co., Ltd.......................................  40,000    161,470
    Xebio Co., Ltd..........................................  29,500    698,740
   #Y. A. C. Co., Ltd.......................................  13,500    151,808
   *Yachiyo Bank, Ltd. (The)................................  19,100    571,060
    Yahagi Construction Co., Ltd............................  27,000    138,670
    Yahoo Japan Corp........................................     663    235,143
    Yaizu Suisankagaku Industry Co., Ltd....................   9,800    100,907
   #Yakult Honsha Co., Ltd..................................  21,400    610,542
    Yamabiko Corp...........................................   7,335     92,453
    Yamada Denki Co., Ltd...................................   8,650    692,562
    Yamagata Bank, Ltd...................................... 157,000    750,899
    Yamaguchi Financial Group, Inc.......................... 252,000  2,572,172
    Yamaha Corp............................................. 191,400  2,264,644
   *Yamaha Motor Co., Ltd...................................  90,800  1,760,307
  #*Yamaichi Electronics Co., Ltd...........................  24,100     75,025
    Yamanashi Chuo Bank, Ltd................................ 179,000    755,657
    Yamatake Corp...........................................  51,500  1,176,288
   #Yamatane Corp........................................... 160,000    296,522
    Yamato Corp.............................................  26,000    104,182
    Yamato Holdings Co., Ltd................................ 136,700  2,341,860
    Yamato Kogyo Co., Ltd...................................  42,400  1,271,871
    Yamazaki Baking Co., Ltd................................ 114,000  1,577,929
    Yamazen Co., Ltd........................................  52,800    402,624
    Yaoko Co., Ltd..........................................   5,000    164,761
    Yaskawa Electric Corp................................... 128,000  1,417,285
    Yasuda Warehouse Co., Ltd. (The)........................  16,300     97,191
    Yellow Hat, Ltd.........................................  26,500    302,477
    Yodogawa Steel Works, Ltd............................... 146,000    614,738
   #Yokogawa Bridge Holdings Corp...........................  57,000    369,387
   *Yokogawa Electric Corp.................................. 171,900  1,518,647
    Yokohama Reito Co., Ltd.................................  72,000    514,944
    Yokohama Rubber Co., Ltd................................ 264,000  1,600,638
    Yokowo Co., Ltd.........................................  22,200    132,780
    Yomeishu Seizo Co., Ltd.................................  12,000    114,056
    Yomiuri Land Co., Ltd...................................  18,000     63,652
    Yondenko Corp...........................................  23,000    103,122
    Yonekyu Corp............................................  27,500    212,715
    Yonex Co., Ltd..........................................   9,400     65,021
   #Yorozu Corp.............................................  24,500    626,479
    Yoshinoya Holdings Co., Ltd.............................     427    553,089
    Yuasa Funashoku Co., Ltd................................   6,000     15,261
    Yuasa Trading Co., Ltd.................................. 315,000    523,261
    Yuken Kogyo Co., Ltd....................................  80,000    219,547
   *Yuki Gosei Kogyo Co., Ltd...............................  11,000     26,320
   #Yukiguni Maitake Co., Ltd...............................   7,200     41,038
    Yurtec Corp.............................................  51,000    232,699
    Yusen Logistics Co., Ltd................................  15,400    246,060
    Yushin Precision Equipment Co., Ltd.....................   8,200    179,699
    Yushiro Chemical Industry Co., Ltd......................  12,100    173,540
    Yutaka Foods Corp.......................................   4,000     74,556
    Zenrin Co., Ltd.........................................  22,200    228,898
   #Zensho Co., Ltd.........................................  12,200    158,009

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
JAPAN -- (Continued)
   #Zeon Corp.........................................   186,000 $    2,017,845
    ZERIA Pharmaceutical Co., Ltd.....................    11,000        155,564
    Zuken, Inc........................................    26,500        200,738
                                                                 --------------
TOTAL JAPAN...........................................            1,152,967,239
                                                                 --------------
NETHERLANDS -- (2.1%)
    Aalberts Industries NV............................    95,003      1,850,871
    Accell Group NV...................................    17,416        451,591
   *Aegon NV.......................................... 1,106,985      6,335,018
   *Aegon NV ADR......................................   101,232        578,035
    Akzo Nobel NV.....................................   132,695      8,105,412
    Akzo Nobel NV Sponsored ADR.......................    27,517      1,684,316
  #*AMG Advanced Metallurgical Group NV...............    26,454        442,705
   #Amsterdam Commodities NV..........................     3,953         56,537
    APERAM NV.........................................     8,171        227,224
    APERAM NV Registered Shares.......................     5,619        155,815
   #Arcadis NV........................................    51,797      1,221,002
    ArcelorMittal NV..................................   163,421      5,094,033
    ArcelorMittal NV ADR..............................   129,000      4,018,350
   #ASM International NV..............................    56,976      1,619,416
    ASML Holding NV...................................    75,600      2,693,176
   #ASML Holding NV ADR...............................    53,231      1,897,685
   #BE Semiconductor Industries NV....................   121,022        822,569
    Beter Bed Holding NV..............................     6,244        155,845
    BinckBank NV......................................    53,056        732,633
    Brunel International NV...........................     7,069        295,028
   *Crown Van Gelder NV...............................       954          7,048
    CSM NV............................................    72,315      1,913,793
    Delta Lloyd NV....................................   100,229      2,190,342
    Exact Holding NV..................................     7,167        212,119
    Fornix Biosciences NV.............................     3,698          3,185
    Fugro NV..........................................    61,856      4,768,264
   #Grontmij NV.......................................    13,160        244,652
    Heijmans NV.......................................    23,651        542,926
    Heineken NV.......................................    75,799      4,485,107
    Hunter Douglas NV.................................     1,143         52,540
    ICT Automatisering NV.............................    12,826         79,746
    Imtech NV.........................................    30,310        977,701
   *ING Groep NV......................................    13,039        139,922
  #*ING Groep NV Sponsored ADR........................ 1,565,969     16,818,507
  #*Kardan NV.........................................    27,282        121,750
    KAS Bank NV.......................................     6,729         92,975
    Kendrion NV.......................................     4,248        110,847
    Koninklijke (Royal) KPN NV Sponsored ADR..........     4,300         63,124
    Koninklijke Ahold NV..............................   518,179      6,899,795
    Koninklijke Ahold NV ADR..........................    21,680        287,694
    Koninklijke Bam Groep NV..........................   250,782      1,412,587
    Koninklijke Boskalis Westminster NV...............    62,869      2,644,848
   #Koninklijke DSM NV................................   156,799      8,890,320
   #Koninklijke KPN NV................................   177,435      2,530,417
    Koninklijke Philips Electronics NV................   207,740      5,159,764
    Koninklijke Ten Cate NV...........................    32,447      1,129,282
    Koninklijke Vopak NV..............................    67,310      3,359,380
   #Koninklijke Wessanen NV...........................    70,669        307,902
   *LBi International NV..............................    41,190         98,211
    Macintosh Retail Group NV.........................    52,938      1,151,180
    Mediq NV..........................................    54,157      1,009,919
    Nederlandsche Apparatenfabriek NV.................     2,154         72,415
    Nutreco NV........................................    56,976      3,961,531
  #*Ordina NV.........................................    64,223        247,396
  #*Pharming Group NV.................................    31,665          5,306

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
NETHERLANDS -- (Continued)
   #Philips Electronics NV ADR..........................   239,675 $  5,936,750
   *PostNL NV...........................................   130,604    1,019,775
  #*Punch Graphix NV....................................    20,168       82,746
   *Qurius NV...........................................    17,073        5,818
    Randstad Holdings NV................................    87,134    3,915,893
    Reed Elsevier NV....................................     4,240       56,547
   #Reed Elsevier NV ADR................................    45,688    1,220,783
    SBM Offshore NV.....................................   186,594    4,460,534
   #Sligro Food Group NV................................    11,967      427,018
   *SNS Reaal Groep NV..................................   176,934      737,711
    Telegraaf Media Groep NV............................    21,617      363,828
    TKH Group NV........................................    30,887      893,150
   *TNT Express NV......................................   130,604    1,323,042
  #*TomTom NV...........................................   148,367      701,875
    Unilever NV.........................................   181,970    5,909,525
    Unit 4 NV...........................................    12,075      400,596
   #USG People NV.......................................    63,579      950,958
   *Wavin NV............................................    48,903      619,298
    Wolters Kluwer NV...................................   120,016    2,488,470
                                                                   ------------
TOTAL NETHERLANDS.......................................            141,944,073
                                                                   ------------
NEW ZEALAND -- (0.2%)
    Abano Healthcare Group, Ltd.........................    13,023       50,414
   #Air New Zealand, Ltd................................   290,688      299,554
    Auckland International Airport, Ltd................. 1,334,690    2,647,997
    Contact Energy, Ltd.................................   310,045    1,411,058
   *Ebos Group, Ltd.....................................    14,412       84,832
  #*Fisher & Paykel Appliances Holdings, Ltd............   619,173      326,420
    Fisher & Paykel Healthcare Corp., Ltd...............   217,989      479,552
    Fletcher Building, Ltd..............................   267,566    1,910,862
    Freightways, Ltd....................................    60,394      180,528
    Hallenstein Glasson Holdings, Ltd...................    16,145       50,367
   *Heartland New Zealand, Ltd..........................    12,825        6,830
    Infratil, Ltd.......................................   350,198      554,084
    Mainfreight, Ltd....................................    23,999      221,559
    Michael Hill International, Ltd.....................    72,300       58,579
    New Zealand Exchange, Ltd...........................    30,858       65,064
    New Zealand Oil & Gas, Ltd..........................   328,697      195,489
    New Zealand Refining Co., Ltd.......................    66,827      205,112
    Nuplex Industries, Ltd..............................   210,165      506,740
   *Pike River Coal, Ltd................................   224,242           --
    Port of Tauranga, Ltd...............................    74,568      601,819
    Pumpkin Patch, Ltd..................................    37,217       34,420
    Pyne Gould Corp., Ltd...............................    12,826        3,947
   *Pyne Gould Guinness, Ltd............................   114,334       49,317
   *Rakon, Ltd..........................................    69,113       55,872
    Restaurant Brands New Zealand, Ltd..................   167,692      354,008
   *Rubicon, Ltd........................................    48,172       21,323
   #Ryman Healthcare, Ltd...............................    97,765      232,187
    Sanford, Ltd........................................    31,342      143,731
    Skellerup Holdings, Ltd.............................    20,500       22,707
    Sky City Entertainment Group, Ltd...................   231,846      749,177
    Sky Network Television, Ltd.........................   146,401      742,417
    Steel & Tube Holdings, Ltd..........................    25,952       56,846
   #Telecom Corp. of New Zealand, Ltd...................   121,529      279,427
   #Telecom Corp. of New Zealand, Ltd. Sponsored ADR....    52,437      598,306
    Tourism Holdings, Ltd...............................    23,932       14,346
    Tower, Ltd..........................................   274,125      366,174
  #*TrustPower, Ltd.....................................    75,522      470,943
    Vector, Ltd.........................................   220,402      459,731

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
NEW ZEALAND -- (Continued)
    Warehouse Group, Ltd.................................    27,222 $    84,794
                                                                    -----------
TOTAL NEW ZEALAND........................................            14,596,533
                                                                    -----------
NORWAY -- (1.0%)
    ABG Sundal Collier Holding ASA.......................    56,077      60,543
    Acta Holding ASA.....................................    77,000      38,277
    Aker ASA.............................................    28,204     744,949
    Aker Kvaerner ASA....................................    62,480   1,093,387
    Aktiv Kapital ASA....................................    34,033     203,158
   *Algeta ASA...........................................    12,126     452,019
   *Archer, Ltd..........................................    18,606     107,511
   Atea ASA..............................................    85,873     882,845
    Austevoll Seafood ASA................................    93,090     512,517
   *Blom ASA.............................................     4,043         150
    Bonheur ASA..........................................    15,525     431,004
    BW Offshore, Ltd.....................................   374,369     821,461
    BWG Homes ASA........................................    77,456     251,087
   *Camillo Eitze & Co. ASA..............................    11,661      12,951
    Cermaq ASA...........................................    56,241     785,339
   *Clavis Pharma ASA....................................     4,598      37,402
   *Copeinca ASA.........................................    25,236     205,316
   *Deep Sea Supply P.L.C................................   124,136     251,799
   *Det Norske Oljeselskap ASA...........................    41,571     205,024
    DnB NOR ASA Series A.................................   392,993   5,714,948
   *DNO International ASA................................   528,000     594,431
   *Dockwise, Ltd........................................    23,296     597,339
   *DOF ASA..............................................    36,242     308,393
   *EDB ErgoGroup ASA....................................    62,231     148,490
  #*Eitzen Chemical ASA..................................   579,172      53,344
    Ekornes ASA..........................................    19,769     431,200
   *Electromagnetic GeoServices ASA......................    58,569     124,098
   *Eltek ASA............................................   241,748     213,018
    Farstad Shipping ASA.................................     7,858     234,081
   *Fornebu Utvikling ASA................................    21,822       8,071
    Fred Olsen Energy ASA................................    16,096     622,248
   #Frontline, Ltd.......................................    12,083     140,487
    Ganger Rolf ASA......................................    35,100     874,720
    Golar LNG, Ltd. ASA..................................    19,800     754,974
   #Golden Ocean Group, Ltd..............................   333,955     313,722
   *Grieg Seafood ASA....................................    40,021      82,638
   *Havila Shipping ASA..................................     2,400      22,256
   *Hurtigruten ASA......................................   224,861     192,362
    Itera ASA............................................    38,495      20,916
   *Kongsberg Automotive Holding ASA.....................   755,960     527,726
    Kongsberg Gruppen ASA................................    25,456     707,059
   *Kvaerner ASA.........................................    62,480     132,751
   *Kverneland ASA.......................................    81,000      85,354
    Leroey Seafood Group ASA.............................    14,215     284,791
   #Marine Harvest ASA................................... 2,122,923   1,232,503
   #Nordic Semiconductor ASA.............................   293,500     938,558
  #*Norse Energy Corp. ASA...............................   518,042      62,201
    Norsk Hydro ASA......................................   634,278   4,515,121
    Norsk Hydro ASA Sponsored ADR........................    50,900     359,354
  #*Norske Skogindustrier ASA Series A...................   229,481     339,935
    Northern Offshore, Ltd...............................    14,592      28,832
  #*Norwegian Air Shuttle ASA............................    19,786     385,359
  #*Norwegian Energy Co. ASA.............................   374,877     463,134
   *Odfjell ASA Series A.................................    43,400     362,628
    Olav Thon Eiendomsselskap ASA........................       230      37,824
   *Opera Software ASA...................................    36,784     235,912
    Orkla ASA............................................   482,896   4,538,042

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
NORWAY -- (Continued)
  #*Panoro Energy ASA....................................    19,616 $    22,210
   *Petroleum Geo-Services ASA...........................   138,271   2,242,473
  #*Petrolia ASA.........................................    16,833       2,608
   *Photocure ASA........................................     4,035      32,125
   *Pronova BioPharma ASA................................    37,797      70,229
    Prosafe ASA..........................................    86,400     642,520
   *Q-Free ASA...........................................    66,600     189,171
  #*Renewable Energy Corp. ASA...........................   330,267     611,917
    Salmar ASA...........................................     2,645      23,922
   *Scana Industrier ASA.................................   100,401     105,488
    Schibsted ASA........................................    29,874     888,240
   *Seabird Exploration, Ltd.............................    44,760      11,093
   #SeaDrill, Ltd........................................    87,182   3,034,642
  #*Sevan Marine ASA.....................................   868,656      87,023
   *Siem Offshore, Inc...................................    60,273     117,633
    Solstad Offshore ASA.................................     6,600     138,828
   *Songa Offshore SE....................................   245,378   1,350,589
    SpareBanken 1 SMN....................................    89,071     793,381
    StatoilHydro ASA.....................................    26,002     640,863
   #StatoilHydro ASA Sponsored ADR.......................   261,807   6,432,598
    Stolt-Nielsen, Ltd. ASA..............................     6,857     175,367
    Storebrand ASA.......................................   333,598   2,772,261
   *Subsea 7 SA..........................................   166,454   4,383,311
    Telenor ASA..........................................   207,506   3,468,088
    TGS Nopec Geophysical Co. ASA........................    65,787   1,918,925
   #Tomra Systems ASA....................................   154,030   1,392,742
   *TTS Marine ASA.......................................     6,500      13,715
    Veidekke ASA.........................................    50,500     436,139
    Wilh Wilhelmsen Holding ASA..........................    13,492     374,994
    Yara International ASA...............................    47,324   2,703,156
                                                                    -----------
TOTAL NORWAY.............................................            68,861,810
                                                                    -----------
PORTUGAL -- (0.3%)
   #Altri SGPS SA........................................    98,567     202,912
  #*Banco BPI SA.........................................   522,391     703,913
  #*Banco Comercial Portugues SA......................... 4,032,540   1,860,307
   #Banco Espirito Santo SA..............................   640,493   2,423,856
   *Banif SGPS SA........................................   119,371      92,277
  #*Brisa SA.............................................   127,483     592,828
   #Cimpor Cimentos de Portugal SA.......................   213,210   1,655,537
    Corticeira Amorim SGPS SA............................   169,781     284,309
  #*EDP Renovaveis SA....................................   276,723   1,793,994
   #Energias de Portugal SA..............................   363,941   1,264,386
    Energias de Portugal SA Sponsored ADR................     7,300     252,580
   #Galp Energia SGPS SA Series B........................    88,266   1,993,611
   *Impresa SGPS SA......................................    49,602      37,718
   *Investimentos Participacoes e Gestao SA..............    66,000      24,649
    Jeronimo Martins SGPS SA.............................    70,274   1,375,046
  #*Martifer SGPS SA.....................................    12,849      22,091
    Mota-Engil SGPS SA...................................   164,830     307,604
    Novabase SGPS SA.....................................    12,258      47,340
   *ParaRede SGPS SA.....................................    45,991      13,156
    Portucel-Empresa Produtora de Pasta de Papel SA......   317,577     943,835
    Portugal Telecom SA..................................   305,304   2,632,353
    Redes Energeticas Nacionais SA.......................   201,721     664,572
   *Sag Gest - Solucoes Automovel Globais SGPS SA........    13,935      10,019
    Sociedade de Investimento e Gestao SGPS SA...........    59,669     591,354
   *Sonae Capital SGPS SA................................    40,593      17,427
  #*Sonae Industria SGPS SA..............................   132,969     219,376
   #Sonae SGPS SA........................................   719,460     686,551
    Sonaecom SGPS SA.....................................   274,515     591,037

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
PORTUGAL -- (Continued)
    Teixeira Duarte SA...................................   158,418 $    84,303
   #Zon Multimedia Servicos de Telecomunicacoes e
     Multimedia SGPS SA..................................   114,594     470,278
                                                                    -----------
TOTAL PORTUGAL...........................................            21,859,219
                                                                    -----------
SINGAPORE -- (1.4%)
   *Abterra, Ltd.........................................   189,000     177,904
   #Allgreen Properties, Ltd.............................   668,500     882,746
    Armstrong Industrial Corp., Ltd......................   390,000     105,201
   *Asia Environment Holdings, Ltd.......................    98,820      20,067
    Asia Pacific Breweries, Ltd..........................    14,000     331,241
   *Asiasons Capital, Ltd................................   499,000      76,179
   *Asiatravel.com Holdings, Ltd.........................    40,000      12,573
    ASL Marine Holdings, Ltd.............................   282,800     141,533
    Auric Pacific Group, Ltd.............................    25,000      12,919
    AusGroup, Ltd........................................   701,000     211,813
    Baker Technology, Ltd................................   624,000     191,460
  #*Ban Joo & Co., Ltd...................................    29,333         732
    Banyan Tree Holdings, Ltd............................   409,000     297,046
    Beng Kuang Marine, Ltd...............................   336,000      61,279
    Beyonics Technology, Ltd.............................   135,000      24,608
   #BH Global Marine, Ltd................................   203,000      37,744
  #*Biosensors International Group, Ltd..................   177,000     200,431
    Bonvests Holdings, Ltd...............................    51,600      42,978
    Boustead Singapore, Ltd..............................   193,000     166,543
    Breadtalk Group, Ltd.................................    80,000      41,220
   #Broadway Industrial Group, Ltd.......................   520,000     176,959
    Bukit Sembawang Estates, Ltd.........................   117,000     436,660
   *Bund Center Investment, Ltd.......................... 1,264,000     230,259
    CapitaLand, Ltd...................................... 1,011,500   2,432,129
    CapitaMalls Asia, Ltd................................   942,000   1,121,624
    Cerebos Pacific, Ltd.................................    79,000     348,390
    CH Offshore, Ltd.....................................   330,000     113,579
   *China Auto Corp., Ltd................................    22,000         512
    China Aviation Oil Singapore Corp., Ltd..............   158,000     161,094
   *China Energy, Ltd....................................   663,000      51,116
    China Merchants Holdings Pacific, Ltd................    79,000      35,827
    Chip Eng Seng Corp., Ltd.............................   681,000     254,809
    Chuan Hup Holdings, Ltd..............................   150,000      31,836
    City Developments, Ltd...............................   417,000   3,653,090
    ComfortDelGro Corp., Ltd.............................   750,000     892,379
   #Cosco Corp Singapore, Ltd............................   566,000     834,483
    Creative Technology, Ltd.............................    53,000     127,552
    CSC Holdings, Ltd....................................   396,000      43,238
    CSE Global, Ltd......................................   228,000     228,162
    CWT, Ltd.............................................   223,000     238,667
    DBS Group Holdings, Ltd..............................   679,288   8,753,846
   *Delong Holdings, Ltd.................................   175,200      57,157
   *Enviro-Hub Holdings, Ltd.............................   129,000      13,641
    Eu Yan Sang International, Ltd.......................    38,400      25,515
   *euNetworks Group, Ltd................................ 1,017,000      15,272
   #Ezion Holdings, Ltd..................................   508,000     288,259
   #Ezra Holdings, Ltd...................................   577,000     600,634
    F.J. Benjamin Holdings, Ltd..........................   567,000     174,387
   #Falcon Energy Group, Ltd.............................   428,000     115,331
   *Federal International 2000, Ltd......................   369,750      18,451
   #First Resources, Ltd.................................   525,000     616,129
    Food Empire Holdings, Ltd............................   144,800      45,002
    Fragrance Group, Ltd.................................   466,000     138,812
    Fraser & Neave, Ltd..................................   779,000   3,877,375
    Freight Links Express Holdings, Ltd..................   531,818      27,667
   *Fu Yu Corp., Ltd.....................................    78,000       5,891

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
SINGAPORE -- (Continued)
  #*Gallant Venture, Ltd..................................   421,000 $  137,925
  #*Genting Singapore P.L.C...............................   266,000    419,027
    GK Goh Holdings, Ltd..................................    87,000     46,994
    Global Yellow Pages, Ltd..............................    29,000      3,589
   *GMG Global, Ltd.......................................   149,000     32,825
    Golden Agri-Resources, Ltd............................ 4,317,000  2,611,006
    Goodpack, Ltd.........................................   190,000    297,727
    GP Batteries International, Ltd.......................    50,000     51,020
    GP Industries, Ltd....................................   174,000     75,075
    Great Eastern Holdings, Ltd...........................     2,000     24,652
  #*GuocoLand, Ltd........................................   351,221    632,751
   *GuocoLeisure, Ltd.....................................   157,000     93,181
   *Healthway Medical Corp., Ltd.......................... 1,575,133    117,716
    Hersing Corp., Ltd....................................    66,000     13,969
    Hiap Seng Engineering, Ltd............................   120,000     40,701
    Hi-P International, Ltd...............................   612,000    470,322
    Ho Bee Investment, Ltd................................   641,000    747,690
   *Hong Fok Corp., Ltd...................................   328,400    148,134
    Hong Leong Asia, Ltd..................................   174,000    314,393
    Hotel Grand Central, Ltd..............................   118,596     76,743
    Hotel Properties, Ltd.................................   254,000    487,574
    Hour Glass, Ltd.......................................    50,000     49,797
    HTL International Holdings, Ltd.......................   328,000    121,260
   *Huan Hsin Holdings, Ltd...............................    67,000      8,440
    HupSteel, Ltd.........................................   145,000     25,906
    Hwa Hong Corp., Ltd...................................   280,000    119,752
    Hyflux, Ltd...........................................   161,000    261,720
  #*Indofood Agri Resources, Ltd..........................   454,000    629,761
   *Informatics Education, Ltd............................   701,000     51,193
    InnoTek, Ltd..........................................    87,000     30,028
    Isetan (Singapore), Ltd...............................    15,000     46,484
    Jardine Cycle & Carriage, Ltd.........................    19,838    796,007
   *Jaya Holdings, Ltd....................................   343,000    161,276
   *JES International Holdings, Ltd....................... 1,422,000    299,402
   *Jiutian Chemical Group, Ltd...........................   673,000     22,283
   *Jurong Technologies Industrial Corp., Ltd.............   213,200         --
    K1 Ventures, Ltd......................................   749,000     86,405
    Keppel Corp., Ltd.....................................   321,200  2,952,190
    Keppel Land, Ltd......................................   538,000  1,708,899
    Keppel Telecommunications & Transportation, Ltd.......   100,000    115,242
    K-Green Trust, Ltd....................................    58,400     51,866
    Koh Brothers Group, Ltd...............................   161,000     29,304
   *KS Energy, Ltd........................................   313,775    275,819
   *Lafe Corp., Ltd.......................................    75,600      4,394
    LC Development, Ltd...................................   594,400     87,661
    Lee Kim Tah Holdings, Ltd.............................    60,000     28,194
    Lum Chang Holdings, Ltd...............................   123,000     29,731
    M1, Ltd...............................................   117,000    253,725
   *Manhattan Resources, Ltd..............................   178,000    186,493
   *Marco Polo Marine, Ltd................................   166,000     55,769
    Memtech International, Ltd............................   310,000     34,365
    Mercator Lines Singapore, Ltd.........................    12,000      2,039
    Metro Holdings, Ltd...................................   460,800    310,491
   *MFS Technology, Ltd...................................    52,000      4,190
   #Midas Holdings, Ltd................................... 1,033,000    487,642
    Nam Cheong, Ltd.......................................    80,000     12,215
   #Neptune Orient Lines, Ltd............................. 1,072,000  1,279,343
    Nera Telecommunications, Ltd..........................   105,000     31,845
    NSL, Ltd..............................................    75,000     83,091
  #*Oceanus Group, Ltd.................................... 1,478,000    244,805
    OKP Holdings, Ltd.....................................    14,000      7,242

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
SINGAPORE -- (Continued)
   #Olam International, Ltd...............................   257,809 $  563,564
    Orchard Parade Holdings, Ltd..........................   236,859    336,977
   #OSIM International, Ltd...............................   243,000    299,765
   #Otto Marine, Ltd......................................   809,000    130,279
    Oversea-Chinese Banking Corp., Ltd....................   795,302  6,559,229
   #Overseas Union Enterprise, Ltd........................   617,000  1,478,696
    Pan Pacific Hotels Group, Ltd.........................   391,500    630,894
    Pan-United Corp., Ltd.................................   100,000     40,699
    Petra Foods, Ltd......................................   118,000    199,328
    Popular Holdings, Ltd.................................   429,000     58,596
    PSC Corp., Ltd........................................   181,924     35,426
    QAF, Ltd..............................................   288,420    164,265
   #Raffles Education Corp., Ltd..........................   770,556    396,123
    Raffles Medical Group, Ltd............................   114,365    233,039
    Rotary Engineering, Ltd...............................   258,000    175,335
  #*S i2i, Ltd............................................ 3,418,000    162,662
    San Teh, Ltd..........................................   140,400     43,958
   *Sapphire Corp., Ltd...................................   460,000     91,532
    SATS, Ltd.............................................   495,392  1,034,729
    SBS Transit, Ltd......................................    54,000     83,925
    SC Global Developments, Ltd...........................   259,284    303,598
    SembCorp Industries, Ltd..............................   606,000  2,547,442
   #SembCorp Marine, Ltd..................................   179,800    803,935
   *SIA Engineering Co., Ltd..............................    36,000    121,070
    Sim Lian Group, Ltd...................................   124,500     52,758
   *Sinarmas Land, Ltd.................................... 1,762,000    473,686
    Singapore Airlines, Ltd...............................   203,400  2,394,781
    Singapore Exchange, Ltd...............................   119,000    737,358
   #Singapore Land, Ltd...................................   127,000    733,448
    Singapore Post, Ltd...................................   374,000    339,883
   #Singapore Press Holdings, Ltd.........................   363,000  1,187,271
    Singapore Reinsurance Corp., Ltd......................    55,000     13,239
    Singapore Shipping Corp., Ltd.........................   137,000     25,524
    Singapore Technologies Engineering, Ltd...............   152,000    380,716
   #Singapore Telecommunications, Ltd..................... 1,852,350  5,161,089
   *Sinwa, Ltd............................................   133,500     16,646
    SMB United, Ltd.......................................   175,000     34,931
    SMRT Corp., Ltd.......................................   311,000    475,415
   *Stamford Land Corp., Ltd..............................   630,000    329,096
    StarHub, Ltd..........................................   137,710    322,490
    Straco Corp., Ltd.....................................   150,000     21,841
    Straits Asia Resources, Ltd...........................   191,000    478,814
    Sunningdale Tech, Ltd................................. 1,293,000    151,269
    Sunvic Chemical Holdings, Ltd.........................   429,000    238,429
    Super Group, Ltd......................................   263,000    314,610
  #*Swiber Holdings, Ltd..................................   494,000    284,729
   *Swissco Holdings, Ltd.................................   297,000     64,396
    Tat Hong Holdings, Ltd................................   422,000    273,645
   #Technics Oil & Gas, Ltd...............................    69,000     53,882
    Thakral Corp., Ltd....................................   793,000     18,637
  #*Tiger Airways Holdings, Ltd...........................   203,000    202,937
    Tiong Woon Corp. Holding, Ltd.........................   207,000     53,748
    Tuan Sing Holdings, Ltd...............................   869,586    270,486
   #UMS Holdings, Ltd.....................................   481,000    213,548
    United Engineers, Ltd.................................   214,652    397,063
    United Envirotech, Ltd................................   255,000     74,108
    United Industrial Corp., Ltd..........................   686,000  1,621,949
    United Overseas Bank, Ltd.............................   445,655  7,558,508
    UOB-Kay Hian Holdings, Ltd............................   333,000    461,438
    UOL Group, Ltd........................................   671,000  2,871,160
    Venture Corp., Ltd....................................   271,000  1,773,579

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SINGAPORE -- (Continued)
    WBL Corp., Ltd.......................................   225,676 $   622,443
    Wheelock Properties, Ltd.............................   334,347     514,429
   #Wilmar International, Ltd............................   201,000     983,316
    Wing Tai Holdings, Ltd...............................   586,100     719,065
    Xpress Holdings, Ltd.................................   474,000      15,669
    YHI International, Ltd...............................    96,000      27,155
   #Yongnam Holdings, Ltd................................ 1,044,000     237,451
                                                                    -----------
TOTAL SINGAPORE..........................................            96,742,935
                                                                    -----------
SPAIN -- (2.1%)
   #Abengoa SA...........................................    37,858   1,072,655
    Abertis Infraestructuras SA..........................   104,723   1,926,495
   #Acciona SA...........................................    31,181   3,224,696
   #Acerinox SA..........................................   108,150   1,784,725
    Actividades de Construccion y Servicios SA...........    60,589   2,559,493
    Adolfo Dominguez SA..................................     2,648      29,346
    Almirall SA..........................................    90,093     857,526
   *Amper SA.............................................    13,326      61,368
   #Antena 3 de Television SA............................    33,475     265,349
   *Azkoyen SA...........................................    14,561      43,564
   #Banco Bilbao Vizcaya Argentaria SA...................   674,870   7,069,284
   #Banco Bilbao Vizcaya Argentaria SA Sponsored ADR.....   872,948   9,096,118
   #Banco de Sabadell SA................................. 1,354,604   5,064,256
    Banco de Sabadell SA Convertible Shares..............    58,932      50,808
  #*Banco de Valencia SA.................................   113,836     222,755
   #Banco Espanol de Credito SA..........................   122,647     930,012
   #Banco Pastor SA......................................   152,280     651,851
   #Banco Popular Espanol SA.............................   851,474   4,398,371
   #Banco Santander SA...................................   990,222  10,422,416
   #Banco Santander SA Sponsored ADR..................... 2,184,692  22,305,705
   #Bankinter SA.........................................   336,171   2,072,275
   *Baron de Ley SA......................................     2,832     193,660
   #Bolsas y Mercados Espanoles SA.......................    33,088     947,611
    CaixaBank SA.........................................   505,483   2,919,563
   *CaixaBank SA Issue 11................................     5,435      31,498
   #Caja de Ahorros del Mediterraneo SA..................    21,176     133,025
    Campofrio Food Group SA..............................    20,352     179,610
  #*Cementos Portland Valderrivas SA.....................    15,255     252,406
   #Cia Espanola de Petroleos SA.........................     8,036     323,354
   *Cie Automotive SA....................................    18,864     163,781
    Cintra Concesiones de Infraestructuras de
      Transporte SA......................................   294,852   3,759,480
   *Codere SA............................................     4,820      63,694
   #Construcciones y Auxiliar de Ferrocarriles SA........     3,241   1,813,470
   *Corporacion Dermoestetica SA.........................    10,205      20,299
  #*Deoleo SA............................................   312,600     181,235
    Dinamia Capital Privado Sociedad de Capital Riesgo
      SA.................................................     4,792      44,915
   *Distribuidora Internacional de Alimentacion SA.......    52,357     221,935
   *Dogi International Fabrics SA........................    13,276      12,209
    Duro Felguera SA.....................................    25,977     207,686
    Ebro Foods SA........................................   100,501   1,949,875
    Elecnor SA...........................................     6,947     104,893
   #Enagas SA............................................    89,322   2,035,001
   *Ercros SA............................................   127,395     178,143
   #Faes Farma SA........................................    34,471      91,970
   *Faes Farma SA Issue 11...............................     1,724       4,606
    Fersa Energias Renovables SA.........................    63,001      94,278
    Fluidra SA...........................................     3,062      12,742
  #*Fomento de Construcciones y Contratas SA.............    59,849   1,641,949
   *Gamesa Corp Tecnologica SA...........................   188,040   1,374,332
    Gas Natural SDG SA...................................   220,489   4,432,588
  #*General de Alquiler de Maquinaria SA.................    12,685      26,720

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SPAIN -- (Continued)
   #Grifols SA..........................................    37,644 $    822,792
   #Grupo Catalana Occidente SA.........................    55,676    1,321,872
   #Grupo Empresarial Ence SA...........................   210,061      754,396
   *Grupo Ezentis SA....................................   279,228       93,899
   *Grupo Tavex SA......................................    12,113        7,359
  #*Iberdrola SA........................................ 1,178,862    9,579,083
    Iberpapel Gestion SA................................     4,081       92,343
   #Indra Sistemas SA...................................    41,953      831,554
    Industria de Diseno Textil SA.......................    14,898    1,347,121
   *Inmobiliaria Colonial SA............................     1,392        9,409
   *International Consolidated Airlines Group SA........   282,178    1,092,275
   *Jazztel P.L.C.......................................   170,411    1,058,634
   *La Seda de Barcelona SA............................. 1,888,739      227,145
    Laboratorios Farmaceuticos Rovi SA..................     2,861       22,807
   #Mapfre SA...........................................   363,963    1,289,998
   #Mediaset Espana Comunicacion SA.....................    68,458      640,929
   #Melia Hotels International SA.......................    61,819      643,117
    Miquel y Costas & Miquel SA.........................     9,539      293,391
  #*Natra SA............................................    10,905       19,143
   *Natraceutical SA....................................    91,207       35,571
  #*NH Hoteles SA.......................................   199,946    1,252,946
    Obrascon Huarte Lain SA.............................    33,872    1,076,504
    Papeles y Cartones de Europa SA.....................    57,971      322,741
    Pescanova SA........................................    15,534      668,233
    Prim SA.............................................     5,102       38,017
  #*Promotora de Informaciones SA.......................   274,722      557,534
    Prosegur Cia de Seguridad SA........................     9,343      429,480
   *Quabit Inmobiliaria SA..............................   240,552       50,023
   *Realia Business SA..................................   136,722      286,843
    Red Electrica Corporacion SA........................    26,929    1,466,625
   *Renta Corp Real Estate SA...........................       781        1,686
    Repsol YPF SA.......................................    11,695      368,840
    Repsol YPF SA Sponsored ADR.........................   266,253    8,376,319
   #Sacyr Vallehermoso SA...............................   169,796    1,400,792
   *Service Point Solutions SA..........................    97,117       50,916
   *Sociedad Nacional Inds. Aplicaciones Celulosa
     Espanola SA........................................    56,486      125,095
    Solaria Energia y Medio Ambiente SA.................    59,512      154,521
    Tecnicas Reunidas SA................................     7,387      325,697
    Telecomunicaciones y Energia SA.....................    33,041       74,013
    Telefonica SA.......................................     5,983      133,359
   #Telefonica SA Sponsored ADR.........................   223,730    4,993,654
   *Tubacex SA..........................................   128,374      414,173
  #*Tubos Reunidos SA...................................   131,637      384,631
    Unipapel SA.........................................     5,129       94,410
  #*Urbas Guadahermosa SA...............................     8,757          614
   *Vertice Trescientos Sesenta Grados SA...............     1,752          516
    Vidrala SA..........................................    15,046      434,875
    Viscofan SA.........................................    35,568    1,324,370
   *Vocento SA..........................................    34,637      137,816
   *Vueling Airlines SA.................................    15,306      156,932
   #Zardoya Otis SA.....................................    31,339      453,211
   *Zardoya Otis SA Issue 11............................     1,567       22,696
  #*Zeltia SA...........................................   121,802      371,759
                                                                   ------------
TOTAL SPAIN.............................................            143,658,275
                                                                   ------------
SWEDEN -- (2.5%)
    Aarhuskarlshamn AB..................................    25,710      735,521
    Acando AB...........................................    79,449      199,507
  #*Active Biotech AB...................................    19,439      243,199
    Addtech AB Series B.................................     3,065       84,498
    AF AB...............................................    36,434      676,151

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SWEDEN -- (Continued)
    Alfa Laval AB...........................................  50,974 $1,063,568
  #*Alliance Oil Co., Ltd. AB GDR...........................   5,011     84,632
   *Anoto Group AB..........................................  29,000     12,455
    Aros Quality Group AB...................................   5,000     46,297
    Assa Abloy AB Series B.................................. 100,032  2,568,252
   #Atlas Copco AB Series A.................................  51,700  1,220,093
   #Atlas Copco AB Series B.................................  26,200    550,818
    Atrium Ljungberg AB Series B............................   1,041     13,216
    Avanza Bank Holding AB..................................   9,530    276,932
    Axfood AB...............................................  14,804    569,680
    Axis Communications AB..................................  15,075    311,599
   #B&B Tools AB............................................  26,533    378,862
  #*BE Group AB.............................................  51,748    274,263
    Beiger Electronics AB...................................   1,035     11,265
    Beijer Alma AB..........................................   8,128    165,161
   *Betsson AB..............................................  15,565    366,225
    Bilia AB Series A.......................................  27,575    456,636
    Billerud AB............................................. 136,214  1,230,078
    BioGaia AB Series B.....................................   2,753     64,174
   *BioInvent International AB..............................  23,156     71,094
    Biotage AB..............................................  44,000     46,670
   *Bjorn Borg AB...........................................  20,904    157,167
   *Black Earth Farming, Ltd. AB............................   1,731      7,263
    Boliden AB.............................................. 311,498  5,383,667
   *Bure Equity AB.......................................... 123,011    593,228
    Cantena AB..............................................     500      8,093
   *Castellum AB............................................ 104,272  1,508,399
   *CDON Group AB...........................................  35,059    237,105
   #Clas Ohlson AB Series B.................................  61,012    808,958
    Cloetta AB..............................................  14,784     78,574
   *Concentric AB...........................................  60,667    381,857
    Concordia Maritime AB Series B..........................  30,791     77,343
    Connecta AB.............................................   2,533     28,488
    CyberCom Group AB.......................................  16,130     37,220
   *Duni AB.................................................  23,699    215,039
    East Capital Explorer AB................................  22,995    251,474
    Electrolux AB Series B.................................. 149,308  2,814,312
    Elekta AB Series B......................................  26,546  1,221,650
   *Enea AB.................................................  17,746     96,111
  #*Eniro AB................................................ 190,637    680,321
  #*Etrion Corp. AG.........................................  47,449     33,924
   *Fabege AB...............................................  82,360    793,717
    Fagerhult AB............................................   2,628     71,967
   *Fastighets AB Balder Series B...........................  51,394    236,251
    G & L Beijer AB Series B................................   3,215    127,990
    Getinge AB.............................................. 104,691  2,823,577
   *Geveko AB...............................................   1,000      1,335
    Gunnebo AB..............................................  44,170    280,234
   #Hakon Invest AB.........................................  54,903    781,180
    Haldex AB...............................................  80,072    447,727
  #*Haldex AB Redemption Shares.............................  60,667    289,285
    Hennes & Mauritz AB Series B............................  58,708  2,003,233
    Hexagon AB.............................................. 180,694  3,677,562
    Hexpol AB...............................................  26,986    741,615
   *HIQ International AB....................................  44,080    247,524
    Hoganas AB Series B.....................................  26,146  1,030,722
    Holmen AB...............................................  59,045  1,718,092
   *HQ AB...................................................   3,372      3,202
    Hufvudstaden AB Class A.................................  65,946    738,949
    Husqvarna AB Series A...................................  93,147    542,334
   #Husqvarna AB Series B................................... 380,205  2,195,939

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SWEDEN -- (Continued)
    Industrial & Financial Systems AB Series B...........    18,999 $   365,127
    Indutrade AB.........................................     4,520     138,128
    Intrum Justitia AB...................................    68,084   1,054,814
    JM AB................................................    61,215   1,185,737
   #KappAhl AB...........................................    37,565     158,892
   *Karo Bio AB..........................................   245,947      48,827
   *Klovern AB...........................................    83,833     388,616
    KNOW IT AB...........................................    25,707     256,796
   *Kungsleden AB........................................    67,974     624,255
    Lagercrantz Group AB Series B........................    17,287     153,678
    Lammhults Design Group AB............................       652       2,715
    Lennart Wallenstam Byggnads AB Series B..............    29,242     298,121
   #Lindab International AB..............................    62,180     621,977
    Loomis AB............................................    74,370   1,006,452
   *Lundin Petroleum AB..................................   207,839   2,853,165
   *Meda AB Series A.....................................   256,220   3,161,787
   *Medivir AB...........................................    11,058     219,481
    Mekonomen AB.........................................     5,283     170,924
   *Micronic Mydata AB...................................   104,118     228,216
   *Millicom International Cellular S.A. SDR.............     2,844     340,233
    Modern Times Group AB Series B.......................    35,059   2,377,500
   *NCC AB Series A......................................     3,068      60,325
    NCC AB Series B......................................    79,499   1,598,631
  #*Net Entertainment NE AB..............................    12,459     130,521
  #*Net Insight AB.......................................   379,646     160,709
   #New Wave Group AB Series B...........................    64,330     381,335
   #NIBE Industrier AB...................................    46,530     783,400
    Niscayah Group AB....................................   192,331     550,268
  #*Nobia AB.............................................   141,015     818,777
    Nolato AB Series B...................................    22,828     235,135
    Nordea Bank AB....................................... 1,205,520  12,821,942
   *Nordic Mines AB......................................    25,619     242,975
    Nordnet AB...........................................    25,314      78,747
   *Northland Resources SA...............................    32,848      85,261
   *Observer AB..........................................     4,601      37,702
    OEM International AB Series B........................     9,300      90,086
   *Opcon AB.............................................     8,254      15,155
   #Orc Group AB.........................................    25,685     254,695
   *Orexo AB.............................................    22,003     121,945
    Oriflame Cosmetics SA................................    12,458     568,113
   *PA Resources AB......................................   751,131     424,816
    Peab AB Series B.....................................   155,549   1,031,218
    Pricer AB............................................   103,691     164,727
   #Proffice AB..........................................    50,221     221,254
    Ratos AB.............................................   177,702   3,225,459
   #RaySearch Laboratories AB............................    24,042      80,085
    Readsoft AB Series B.................................     7,000      17,620
   *Rederi AB Transatlantic..............................    19,360      57,786
   *Rezidor Hotel Group AB...............................    72,303     370,704
   *RNB Retail & Brands AB...............................    91,304      50,855
   #Rottneros AB.........................................   115,998      71,605
    Saab AB..............................................    61,916   1,350,395
    Sagax AB.............................................       362      10,653
    Sandvik AB...........................................    94,964   1,514,095
   #*SAS AB..............................................   170,610     333,951
    Scania AB Series B...................................    20,848     405,306
    Seco Tools AB........................................    13,907     220,031
    Securitas AB Series B................................   145,744   1,483,546
   *Semcon AB............................................    13,446      78,388
    Sintercast AB........................................     2,200      15,736
    Skandinaviska Enskilda Banken AB Series A............   957,585   7,287,670

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
SWEDEN -- (Continued)
    Skandinaviska Enskilda Banken AB Series C.............   9,106 $     67,733
    Skanska AB Series B................................... 240,962    3,918,542
    SKF AB Series A.......................................   2,588       66,838
    SKF AB Series B.......................................  58,639    1,542,395
   #Skistar AB............................................  15,110      246,430
    SSAB AB Series A...................................... 205,314    2,761,115
    SSAB AB Series B......................................  92,472    1,095,668
   *Studsvik AB...........................................   3,680       27,222
    Svenska Cellulosa AB..................................   3,193       47,290
    Svenska Cellulosa AB Series B......................... 384,474    5,597,589
    Svenska Handelsbanken AB Series A..................... 217,774    6,856,250
    Sweco AB..............................................  15,961      158,722
    Swedbank AB Series A.................................. 467,920    8,193,768
    Swedish Match AB......................................  83,335    3,099,104
   *Swedish Orphan Biovitrum AB........................... 113,331      411,396
   *Systemair AB..........................................   2,542       37,736
    Tele2 AB Series B..................................... 171,464    3,646,334
    Telefonaktiebolaget LM Ericsson AB.................... 480,270    6,032,513
    Telefonaktiebolaget LM Ericsson AB Series A...........  20,308      249,380
    Telefonaktiebolaget LM Ericsson AB Sponsored ADR...... 626,060    7,825,750
    TeliaSonera AB........................................ 814,106    6,225,636
   *TradeDoubler AB.......................................  35,265      203,192
    Trelleborg AB Series B................................ 272,264    3,020,853
   *Unibet Group P.L.C. SDR...............................     869       19,313
    Vitrolife AB..........................................   6,000       39,819
    Volvo AB Series A..................................... 122,357    1,972,177
    Volvo AB Series B..................................... 231,984    3,740,408
   #Volvo AB Sponsored ADR................................  70,300    1,128,315
    Wihlborgs Fastigheter AB..............................  33,049      464,020
                                                                   ------------
TOTAL SWEDEN..............................................          166,896,045
                                                                   ------------
SWITZERLAND -- (5.8%)
    ABB, Ltd..............................................  86,839    2,079,943
    ABB, Ltd. Sponsored ADR............................... 424,571   10,164,230
    Acino Holding AG......................................   4,702      491,451
    Actelion, Ltd. AG.....................................  49,568    2,516,732
   #Adecco SA............................................. 124,962    7,509,249
   *Advanced Digital Broadcast Holdings SA................   3,871       96,266
   *Affichage Holding SA..................................     689      133,579
    AFG Arbonia-Forster Holding AG........................  23,008      771,604
    Allreal Holding AG....................................  12,017    2,125,412
   #Alpiq Holding AG......................................     149       50,950
    ALSO-Actebis Holding AG...............................     635       38,621
    Aryzta AG.............................................  87,818    4,795,898
    Ascom Holding AG......................................  30,037      411,638
    Austriamicrosystems AG................................   9,224      525,219
   *Autoneum Holding AG...................................   4,511      461,388
   #Bachem Holdings AG....................................   4,657      247,926
    Baloise Holding AG....................................  59,801    5,948,678
    Bank Coop AG..........................................   3,815      322,564
    Bank Sarasin & Cie AG Series B........................  60,296    2,546,064
    Banque Cantonale de Geneve SA.........................     912      252,941
    Banque Cantonale Vaudoise AG..........................   3,057    1,940,697
    Banque Privee Edmond de Rothschild SA.................      10      287,304
    Barry Callebaut AG....................................   2,234    2,356,486
   *Basilea Pharmaceutica AG..............................   5,866      431,336
  #*Basler Kantonalbank AG................................   4,720      866,499
    Belimo Holdings AG....................................     168      353,536
    Bell AG...............................................      82      208,438
    Bellevue Group AG.....................................   9,405      166,459
    Berner Kantonalbank AG................................   3,172    1,002,702

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SWITZERLAND -- (Continued)
    BKW FMB Energie AG.....................................   6,872 $   425,530
   *Bobst Group AG.........................................  11,539     431,565
    Bossard Holding AG.....................................   2,478     426,041
    Bucher Industries AG...................................   7,331   1,525,544
   #Burckhardt Compression Holding AG......................   2,182     624,007
    Carlo Gavazzi Holding AG...............................     209      65,750
    Centralschweizerische Kraftwerke AG....................     449     185,352
    Cham Paper Holding AG..................................       5       1,200
    Charles Voegele Holding AG.............................   6,472     325,607
   *Cicor Technologies, Ltd. AG............................     911      45,799
    Cie Financiere Tradition SA............................   1,760     222,202
  #*Clariant AG............................................ 349,806   5,500,250
    Coltene Holding AG.....................................   1,052      56,100
    Compagnie Financiere Richemont SA Series A............. 232,579  15,020,967
    Conzzeta AG............................................     142     423,780
    Credit Suisse Group AG.................................  18,871     678,460
   #Credit Suisse Group AG Sponsored ADR................... 411,180  14,777,809
  #*Cytos Biotechnology AG.................................   1,001       6,146
    Daetwyler Holding AG...................................   6,417     536,278
   *Dottikon ES Holding AG.................................      89      24,272
  #*Dufry AG...............................................  15,511   1,832,721
   #EFG International AG...................................  50,675     557,043
    EGL AG.................................................     507     541,684
    Emmi AG................................................   2,340     626,333
    EMS-Chemie Holding AG..................................   9,412   2,006,684
    Energiedienst Holding AG...............................   8,125     516,037
    Ferrexpo P.L.C.........................................  37,335     281,925
    Flughafen Zuerich AG...................................   6,039   2,778,556
    Forbo Holding AG.......................................   1,778   1,281,875
   #Galenica Holding AG....................................   3,598   2,434,013
    GAM Holding AG......................................... 270,189   4,191,618
   *Gategroup Holding AG...................................  15,736     627,447
    Geberit AG.............................................  10,697   2,524,236
    George Fisher AG.......................................   6,933   3,677,986
    Givaudan SA............................................   6,351   6,954,201
   #Gurit Holding AG.......................................     596     400,098
    Helvetia Holding AG....................................   8,121   3,278,845
    Holcim, Ltd............................................ 196,366  13,463,923
    Huber & Suhner AG......................................   1,897     117,596
   *Implenia AG............................................  14,413     508,557
    Inficon Holding AG.....................................   1,474     285,665
   *Interroll Holding AG...................................     532     245,978
    Intershop Holding AG...................................     512     204,984
   #Julius Baer Group, Ltd................................. 176,633   7,504,979
    Kaba Holding AG........................................   2,701   1,117,747
   *Kardex AG..............................................   5,057     117,725
    Komax Holding AG.......................................   5,365     631,901
    Kudelski SA............................................  49,220     642,034
    Kuehne & Nagel International AG........................  13,624   1,904,674
   *Kuoni Reisen Holding AG................................   3,072   1,192,866
  #*LEM Holding SA.........................................   2,787   1,636,165
   #Liechtensteinische Landesbank AG.......................   2,195     197,714
   *LifeWatch AG...........................................   9,950      45,416
    Lindt & Spruengli AG...................................      22     840,398
  #*Logitech International SA (B18ZRK2)....................  91,981     883,283
   *Logitech International SA (H50430232)..................  26,700     256,320
    Lonza Group AG.........................................  55,498   4,726,796
   #Luzerner Kantonalbank AG...............................   2,443   1,015,144
    Metall Zug AG..........................................     137     626,345
  #*Meyer Burger Technology AG.............................  45,091   1,582,851
   *Micronas Semiconductor Holding AG......................  20,942     157,713

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SWITZERLAND -- (Continued)
   *Mikron Holding AG....................................    53,246 $   454,192
    Mobilezone Holding AG................................    13,023     156,238
    Mobimo Holding AG....................................     6,267   1,737,043
    Nestle SA............................................   612,252  39,001,417
    Nobel Biocare Holding AG.............................    32,030     612,743
    Novartis AG..........................................       879      53,885
   #Novartis AG ADR......................................   565,326  34,597,951
   *OC Oerlikon Corp. AG.................................   174,881   1,483,849
  #*Orascom Development Holding AG.......................     3,275     109,697
    Orell Fuessli Holding AG.............................       435      68,313
   *Panalpina Welttransport Holding AG...................    13,833   1,663,107
    Partners Group Holding AG............................     4,415     839,063
   *Petroplus Holdings AG................................   121,310   1,663,049
    Phoenix Mecano AG....................................     1,022     752,648
   *Precious Woods Holding AG............................     1,929      36,500
   *PSP Swiss Property AG................................    24,449   2,474,879
    PubliGroupe SA.......................................     5,857   1,034,472
  #*Rieters Holdings AG..................................     4,511   1,039,589
    Roche Holding AG Bearer..............................     5,170     964,971
    Roche Holding AG Genusschein.........................    82,873  14,871,221
    Romande Energie Holding SA...........................       361     677,280
   *Schaffner Holding AG.................................       468     175,284
    Schindler Holding AG.................................     5,484     639,892
   *Schmolz & Bickenbach AG..............................    48,825     569,897
   *Schulthess Group AG..................................     5,938     418,357
   #Schweiter Technologies AG............................       910     613,594
    Schweizerische National-Versicherungs-Gesellschaft
      AG.................................................    20,237     789,926
    SGS SA...............................................     1,177   2,286,232
   *Siegfried Holding AG.................................     2,572     315,571
    Sika AG..............................................     1,777   4,158,059
    Sonova Holding AG....................................     7,666     725,314
   #St. Galler Kantonalbank AG...........................     3,684   2,074,415
    Straumann Holding AG.................................     2,040     464,630
    Sulzer AG............................................    28,122   4,086,148
    Swatch Group AG (7184725)............................     9,242   5,012,166
    Swatch Group AG (7184736)............................    25,589   2,382,313
    Swiss Life Holding AG................................    37,498   5,567,918
   *Swiss Re, Ltd........................................   246,642  13,885,658
   #Swisscom AG..........................................     4,364   2,100,515
    Swisscom AG Sponsored ADR............................     5,100     244,341
    Swisslog Holding AG..................................   376,614     423,727
   *Swissmetal Holding AG................................       719       2,133
    Swissquote Group Holding SA..........................     5,076     236,312
   #Syngenta AG ADR......................................   128,298   8,161,036
    Synthes, Inc. AG.....................................    44,524   8,014,778
    Tamedia AG...........................................     1,541     237,553
    Tecan Group AG.......................................    11,987   1,011,673
  #*Temenos Group AG.....................................    26,589     639,003
   *Tornos Holding AG....................................    12,446     172,089
   *U-Blox AG............................................     4,531     191,479
   *UBS AG............................................... 1,338,777  22,101,270
  #*UBS AG ADR...........................................    30,398     500,959
   #Uster Technologies AG................................     2,326     114,359
    Valartis Group AG....................................     9,003     197,627
   #Valiant Holding AG...................................    21,900   3,467,506
    Valora Holding AG....................................     5,050   1,509,445
    Vaudoise Assurances Holding SA.......................       726     256,861
    Verwaltungs und Privat-Bank AG.......................     3,841     452,803
    Vetropack Holding AG.................................       104     219,885
  #*Von Roll Holding AG..................................    76,208     299,352
   #Vontobel Holdings AG.................................    48,801   1,589,638

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SWITZERLAND -- (Continued)
    VZ Holding AG.......................................       846 $    123,858
    Walliser Kantonalbank AG............................       173      169,271
    WMH Walter Meier Holding AG.........................       589      172,636
   #Ypsomed Holdings AG.................................     3,755      219,590
    Zehnder Group AG....................................       288      913,335
    Zuger Kantonalbank AG...............................       121      833,139
    Zurich Financial Services AG........................    91,736   21,815,050
                                                                   ------------
TOTAL SWITZERLAND.......................................            389,673,249
                                                                   ------------
UNITED KINGDOM -- (16.3%)
   *888 Holdings P.L.C..................................    31,323       18,097
    A.G. Barr P.L.C.....................................    20,637      430,754
    Aberdeen Asset Management P.L.C..................... 1,345,598    4,853,029
    Acal P.L.C..........................................    26,297      130,845
    Admiral Group P.L.C.................................    39,123      992,386
   *AEA Technology Group P.L.C..........................    27,704        1,401
    Aegis Group P.L.C...................................   801,219    2,032,604
   *Afren P.L.C.........................................   723,351    1,657,075
    Aga Rangemaster Group P.L.C.........................    42,331       75,914
    Aggreko P.L.C.......................................    94,271    2,985,508
    Air Partner P.L.C...................................     2,004       14,144
   *Alexon Group P.L.C..................................     5,157          546
   *Alizyme P.L.C.......................................    42,517        2,792
    Alphameric P.L.C....................................    42,180       17,658
   *Alterian P.L.C......................................    15,092       22,369
    Alumasc Group P.L.C.................................     8,807       20,121
    Amec P.L.C..........................................   275,483    4,749,535
    Amlin P.L.C.........................................   481,554    3,180,984
    Anglo American P.L.C................................   536,326   25,385,672
    Anglo Pacific Group P.L.C...........................   126,209      662,880
    Anglo-Eastern Plantations P.L.C.....................     8,036       92,689
    Anite P.L.C.........................................   269,961      306,199
   *Antisoma P.L.C......................................   130,735        5,163
    Antofagasta P.L.C...................................   122,805    2,836,102
    Arena Leisure P.L.C.................................   182,111      104,676
    ARM Holdings P.L.C..................................    12,223      116,547
    ARM Holdings P.L.C. Sponsored ADR...................   177,485    5,109,793
    Ashmore Group P.L.C.................................   107,195      708,192
    Ashtead Group P.L.C.................................   732,628    1,926,842
    Associated British Foods P.L.C......................   236,249    4,142,224
    Assura Group, Ltd...................................    63,019       44,468
    AstraZeneca P.L.C. Sponsored ADR....................   143,118    6,942,654
   *Autonomy Corp. P.L.C................................    96,553    2,657,019
    Aveva Group P.L.C...................................    28,259      788,862
   *Avis Europe P.L.C...................................   129,258      660,527
    Aviva P.L.C......................................... 1,944,615   12,664,197
   *Aviva P.L.C. Sponsored ADR..........................     3,100       40,920
   *Avon Rubber P.L.C...................................     8,371       38,700
    Axis-Shield P.L.C...................................    27,090      209,660
    Babcock International Group P.L.C...................   353,612    3,905,691
    BAE Systems P.L.C................................... 1,579,336    7,862,724
    Balfour Beatty P.L.C................................   588,046    2,920,001
   #Barclays P.L.C. Sponsored ADR....................... 1,018,495   14,829,287
   *Barratt Developments P.L.C.......................... 1,293,556    2,084,190
    BBA Aviation P.L.C..................................   566,082    1,965,343
    Beazley P.L.C.......................................   720,514    1,524,324
    Bellway P.L.C.......................................   171,751    1,856,552
    Berendsen P.L.C.....................................   231,443    2,051,253
   *Berkeley Group Holdings P.L.C. (The)................   168,826    3,404,523
    BG Group P.L.C......................................   709,533   16,728,265
    BG Group P.L.C. Sponsored ADR.......................    27,200    3,225,920

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
    BHP Billiton P.L.C...................................    15,526 $   579,972
   #BHP Billiton P.L.C. ADR..............................    91,900   6,906,285
   *Blacks Leisure Group P.L.C...........................    20,283       4,028
    Bloomsbury Publishing P.L.C..........................    58,768     110,230
    Bodycote P.L.C.......................................   359,679   2,271,311
    Booker Group P.L.C...................................   340,909     411,955
    Bovis Homes Group P.L.C..............................   190,246   1,284,310
    BP P.L.C.............................................    79,890     602,099
    BP P.L.C. Sponsored ADR.............................. 1,181,324  53,679,363
    Braemar Shipping Services P.L.C......................    13,325      99,105
    Brammer P.L.C........................................    24,061     119,407
    Brewin Dolphin Holdings P.L.C........................   249,529     605,282
    British American Tobacco P.L.C.......................    82,257   3,797,070
   #British American Tobacco P.L.C. Sponsored ADR........    19,800   1,837,242
    British Polythene Industries P.L.C...................    25,012     132,515
    British Sky Broadcasting Group P.L.C.................    20,913     244,395
    British Sky Broadcasting Group P.L.C. Sponsored ADR..    24,700   1,151,514
    Britvic P.L.C........................................   153,689     883,068
    BT Group P.L.C. Sponsored ADR........................   140,608   4,621,785
   *BTG P.L.C............................................   240,237   1,104,401
    Bunzl P.L.C..........................................   238,828   3,019,001
    Burberry Group P.L.C.................................   289,168   7,069,314
   *Bwin.Party Digital Entertainment P.L.C...............    67,272     148,699
    Cable & Wireless Communications P.L.C................ 2,224,822   1,350,364
   *Cable & Wireless Worldwide P.L.C..................... 2,582,952   1,770,539
   *Cairn Energy P.L.C...................................   577,820   3,493,138
    Camellia P.L.C.......................................       198      32,053
    Capita Group P.L.C...................................    75,220     884,728
   *Capital & Counties Properties P.L.C..................   207,171     637,350
   *Capital & Regional P.L.C.............................   109,371      67,772
    Carclo P.L.C.........................................    21,066     111,142
    Carillion P.L.C......................................   545,105   3,273,837
    Carnival P.L.C.......................................    34,284   1,184,612
   #Carnival P.L.C. ADR..................................    88,803   3,072,584
    Carpetright P.L.C....................................     7,935      76,744
   *Carphone Warehouse Group P.L.C.......................   181,355   1,228,233
    Carr's Milling Industries P.L.C......................     2,672      36,114
    Castings P.L.C.......................................    21,365     113,343
    Catlin Group, Ltd....................................   485,998   3,296,255
   *Centamin Egypt, Ltd..................................   720,406   1,597,309
    Centaur Media P.L.C..................................    79,311      67,018
    Centrica P.L.C.......................................   805,798   4,045,198
    Charles Stanley Group P.L.C..........................     6,583      35,099
    Charles Taylor Consulting P.L.C......................    11,746      28,109
    Charter International P.L.C..........................   218,827   2,864,134
    Chemring Group P.L.C.................................   120,770   1,086,125
    Chesnara P.L.C.......................................   131,357     498,469
    Chime Communications P.L.C...........................    26,052     108,154
    Cineworld Group P.L.C................................    66,953     205,482
    Clarkson P.L.C.......................................     6,526     140,598
    Close Brothers Group P.L.C...........................   201,826   2,477,480
    Cobham P.L.C.........................................   744,165   2,480,488
    Collins Stewart Hawkpoint P.L.C......................   132,454     160,590
   *Colt Group SA........................................   362,122     724,131
    Communisis P.L.C.....................................   120,651      63,011
    Compass Group P.L.C..................................   423,975   3,987,192
    Computacenter P.L.C..................................   141,938   1,142,536
   *Connaught P.L.C......................................   102,162      27,921
    Consort Medical P.L.C................................    26,822     247,678
    Cookson Group P.L.C..................................   350,372   3,686,394
    Corin Group P.L.C....................................     3,868       3,510

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
UNITED KINGDOM -- (Continued)
   *Cosalt P.L.C..........................................    12,162 $      501
    Costain Group P.L.C...................................     9,513     33,048
    Cranswick P.L.C.......................................    65,749    692,958
    Creston P.L.C.........................................    18,283     31,779
    Croda International P.L.C.............................    71,595  2,228,459
    CSR P.L.C.............................................   290,978  1,329,353
    Daily Mail & General Trust P.L.C. Series A............   256,833  1,726,258
    Dairy Crest Group P.L.C...............................   262,103  1,611,128
    De La Rue P.L.C.......................................    78,163    998,040
    Debenhams P.L.C....................................... 1,662,797  1,816,002
    Dechra Pharmaceuticals P.L.C..........................    28,413    219,371
    Development Securities P.L.C..........................   148,366    528,006
    Devro P.L.C...........................................   210,874    893,898
    Diageo P.L.C. Sponsored ADR...........................    60,800  4,939,392
    Dialight P.L.C........................................     3,468     47,419
    Dignity P.L.C.........................................    48,913    641,048
    Diploma P.L.C.........................................   112,126    668,905
  #*Dixons Retail P.L.C................................... 4,437,271  1,029,505
    Domino Printing Sciences P.L.C........................   131,778  1,433,449
    Domino's Pizza UK & IRL P.L.C.........................    40,146    324,238
    Drax Group P.L.C......................................   427,770  3,750,361
    DS Smith P.L.C........................................   526,808  2,025,417
   *DTZ Holdings P.L.C....................................     9,294      6,346
    Dunelm Group P.L.C....................................    28,656    221,227
   *Dyson Group P.L.C.....................................     3,999      1,067
    E2V Technologies P.L.C................................    63,720    123,784
   *easyJet P.L.C.........................................   179,660  1,078,567
    Electrocomponents P.L.C...............................   440,584  1,676,366
    Elementis P.L.C.......................................   667,595  1,782,872
   *EnQuest P.L.C.........................................   557,334  1,138,127
   *Enterprise Inns P.L.C.................................   693,441    629,229
   *Essar Energy P.L.C....................................    42,841    252,405
    Eurasian Natural Resources Corp. P.L.C................   118,384  1,493,141
    Euromoney Institutional Investor P.L.C................    27,089    302,691
    Evolution Group P.L.C.................................   269,316    345,005
   *Exillon Energy P.L.C..................................    27,658    192,278
    Experian P.L.C........................................   262,099  3,445,377
    F&C Asset Management P.L.C............................   693,916    801,847
    Fenner P.L.C..........................................   169,762  1,074,782
    Fiberweb P.L.C........................................    84,102     82,228
    Fidessa Group P.L.C...................................    30,747    947,254
    Filtrona P.L.C........................................   191,547  1,071,318
   *Findel P.L.C.......................................... 1,199,401    147,165
    Firstgroup P.L.C......................................   386,243  2,306,986
    Fortune Oil P.L.C.....................................   441,756     79,361
    French Connection Group P.L.C.........................    88,909     98,052
    Fresnillo P.L.C.......................................    18,636    534,672
    Fuller Smith & Turner P.L.C...........................    36,790    425,514
    Future P.L.C..........................................   361,156     74,259
    G4S P.L.C............................................. 1,265,885  5,686,914
    Galliford Try P.L.C...................................   109,929    890,428
    Game Group P.L.C......................................   607,979    278,341
    Games Workshop Group P.L.C............................     7,668     57,934
   *Gem Diamonds, Ltd.....................................   131,379    501,144
    Genus P.L.C...........................................    63,370  1,011,658
    GKN P.L.C............................................. 1,337,737  4,910,711
    GlaxoSmithKline P.L.C. Sponsored ADR..................    82,600  3,669,092
    Go-Ahead Group P.L.C..................................    38,577    982,423
    Greene King P.L.C.....................................   291,094  2,332,671
    Greggs P.L.C..........................................   109,757    917,070
   *Guinness Peat Group P.L.C.............................    52,296     33,096

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
    Halfords Group P.L.C.................................   250,881 $ 1,325,736
    Halma P.L.C..........................................   253,936   1,684,030
    Hampson Industries P.L.C.............................   243,309      93,900
    Hansard Global P.L.C.................................    10,373      29,291
   *Hansen Transmissions International NV................     6,279       6,644
   *Hardy Oil & Gas P.L.C................................    23,628      87,276
    Hardy Underwriting Group P.L.C.......................    21,636      91,520
    Hargreaves Lansdown P.L.C............................    80,332     750,383
    Harvard International P.L.C..........................     6,399       2,677
    Harvey Nash Group P.L.C..............................    28,747      34,822
   *Havelock Europa P.L.C................................    13,179       2,714
    Hays P.L.C...........................................   607,627     892,855
    Headlam Group P.L.C..................................   103,583     468,254
    Helical Bar P.L.C....................................   136,503     546,992
   *Helphire P.L.C.......................................   295,862      13,481
    Henderson Group P.L.C................................   824,494   2,156,602
    Henry Boot P.L.C.....................................    43,832      98,433
    Heritage Oil P.L.C...................................    40,233     171,452
   *Heywood Williams Group P.L.C.........................    30,224          --
    Hikma Pharmaceuticals P.L.C..........................   127,684   1,430,067
    Hill & Smith Holdings P.L.C..........................    99,260     601,055
    Hiscox, Ltd..........................................   512,063   3,420,159
   #HMV Group P.L.C......................................   382,104      46,350
    Hochschild Mining P.L.C..............................   102,471     802,208
    Hogg Robinson Group P.L.C............................   127,702     138,381
    Holidaybreak P.L.C...................................    78,881     556,811
    Home Retail Group P.L.C..............................   753,631   1,675,238
    Homeserve P.L.C......................................   236,555   1,872,125
    Hornby P.L.C.........................................    20,303      45,521
   *Howden Joinery Group P.L.C........................... 1,093,385   2,044,067
    HSBC Holdings P.L.C..................................    43,814     427,155
    HSBC Holdings P.L.C. Sponsored ADR................... 1,342,805  65,622,880
    Hunting P.L.C........................................   132,184   1,690,977
    Huntsworth P.L.C.....................................   250,994     280,208
    Hyder Consulting P.L.C...............................    18,151     131,422
    ICAP P.L.C...........................................   379,451   2,776,368
    IG Group Holdings P.L.C..............................   192,580   1,394,378
   *Imagination Technologies Group P.L.C.................   107,118     694,869
    IMI P.L.C............................................   291,635   5,005,422
    Imperial Tobacco Group P.L.C.........................   400,030  13,847,582
    Imperial Tobacco Group P.L.C. ADR....................    18,000   1,245,420
    Inchcape P.L.C.......................................   481,339   3,066,317
    Informa P.L.C........................................   586,943   3,877,712
    Inmarsat P.L.C.......................................    90,053     796,966
   *Innovation Group P.L.C............................... 1,067,094     358,675
    Intercontinental Hotels Group P.L.C..................     7,196     141,995
   #Intercontinental Hotels Group P.L.C. ADR.............    82,523   1,631,480
    Intermediate Capital Group P.L.C.....................   380,103   1,653,380
   *International Consolidated Airlines Group SA.........   627,977   2,438,635
   *International Consolidated Airlines Group SA
     Sponsored ADR.......................................    12,200     241,438
   *International Ferro Metals, Ltd......................    20,587       6,590
    International Personal Finance P.L.C.................   324,526   1,674,659
    International Power P.L.C............................ 1,635,620   8,186,748
    Interserve P.L.C.....................................   140,246     764,886
    Intertek Group P.L.C.................................    69,693   2,188,032
    Invensys P.L.C.......................................   554,079   2,801,412
    Investec P.L.C.......................................   574,128   4,510,539
   *IP Group P.L.C.......................................   174,476     132,133
    ITE Group P.L.C......................................    75,045     275,508
   *ITV P.L.C............................................ 3,143,342   3,595,628
    James Fisher & Sons P.L.C............................    69,699     609,554

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
UNITED KINGDOM -- (Continued)
    Jardine Lloyd Thompson Group P.L.C..................     67,642 $   712,299
    JD Sports Fashion P.L.C.............................     10,452     164,474
    JD Wetherspoon P.L.C................................    101,208     717,795
   *JJB Sports P.L.C....................................     30,495      11,799
    JKX Oil & Gas P.L.C.................................    132,334     517,275
    John Menzies P.L.C..................................     22,012     183,601
    John Wood Group P.L.C...............................    279,254   3,046,506
    Johnson Matthey P.L.C...............................    150,207   5,006,602
   *Johnston Press P.L.C................................  1,456,828     126,088
    Kazakhmys P.L.C.....................................    151,166   3,320,793
    Kcom Group P.L.C....................................    346,054     458,377
    Keller Group P.L.C..................................     69,988     514,612
    Kesa Electricals P.L.C..............................    659,944   1,410,320
    Kewill P.L.C........................................     37,553      60,555
    Kier Group P.L.C....................................     34,805     756,802
    Kingfisher P.L.C....................................  2,252,411   9,302,192
   *Kofax P.L.C.........................................     64,500     382,465
    Ladbrokes P.L.C.....................................    687,249   1,659,036
    Laird P.L.C.........................................    317,863     976,973
   *Lamprell P.L.C......................................    120,955     760,750
    Lancashire Holdings, Ltd............................    200,746   2,295,258
    Latchways P.L.C.....................................      2,464      50,593
    Laura Ashley Holdings P.L.C.........................    157,940      46,994
    Lavendon Group P.L.C................................    159,177     312,023
    Legal & General Group P.L.C.........................  6,293,969  11,533,394
   *Liontrust Asset Management P.L.C....................      4,633       5,630
   *Lloyds Banking Group P.L.C.......................... 11,686,370   8,255,326
   *Lloyds Banking Group P.L.C. Sponsored ADR...........    678,129   1,885,199
    Logica P.L.C........................................  1,609,012   3,068,781
    London Stock Exchange Group P.L.C...................    161,851   2,638,993
    Lonmin P.L.C........................................    133,187   2,761,505
    Lookers P.L.C.......................................    110,961      90,328
    Low & Bonar P.L.C...................................    112,993     136,204
    LSL Property Services P.L.C.........................     14,831      69,061
    Man Group P.L.C.....................................  1,764,724   6,421,720
    Management Consulting Group P.L.C...................    253,841     181,310
   *Manganese Bronze Holdings P.L.C.....................      3,904       2,755
    Marks & Spencer Group P.L.C.........................  1,223,327   6,932,426
    Marshalls P.L.C.....................................     93,944     167,830
    Marston's P.L.C.....................................    720,648   1,221,981
    McBride P.L.C.......................................    279,529     602,562
    Mears Group P.L.C...................................     56,947     261,718
   *Mecom Group P.L.C...................................     64,245     254,567
    Meggitt P.L.C.......................................    819,143   5,205,824
    Melrose P.L.C.......................................    459,840   2,688,516
    Melrose Resources P.L.C.............................     79,059     266,177
    Michael Page International P.L.C....................     90,630     743,373
    Micro Focus International P.L.C.....................     92,950     441,114
    Millennium & Copthorne Hotels P.L.C.................    195,282   1,652,824
   *Minerva P.L.C.......................................     81,885     160,874
   *Misys P.L.C.........................................    246,296   1,598,563
   *Mitchells & Butlers P.L.C...........................    313,759   1,410,533
    Mitie Group P.L.C...................................    399,827   1,569,946
   *MJ Gleeson Group P.L.C..............................     16,223      27,356
    Mondi P.L.C.........................................    418,672   4,095,562
    Moneysupermarket.com Group P.L.C....................    318,090     595,129
    Morgan Crucible Co. P.L.C...........................    314,244   1,690,080
    Morgan Sindall P.L.C................................     49,411     534,031
    Mothercare P.L.C....................................    102,312     681,876
   *Mouchel Group P.L.C.................................     47,646      44,969
   *MWB Group Holdings P.L.C............................     22,990      15,797

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
    N Brown Group P.L.C..................................   167,111 $   780,132
    National Express Group P.L.C.........................   489,016   2,102,693
    National Grid P.L.C..................................    13,441     131,512
    National Grid P.L.C. Sponsored ADR...................   102,741   5,053,830
    NCC Group P.L.C......................................     9,509     109,755
    Next P.L.C...........................................    68,270   2,653,695
   *Northgate P.L.C......................................    97,820     492,707
    Northumbrian Water Group P.L.C.......................   349,369   2,584,516
    Novae Group P.L.C....................................    78,110     443,973
    Old Mutual P.L.C..................................... 3,803,524   7,891,998
   *Optos P.L.C..........................................     4,908      13,743
   *Oxford Biomedica P.L.C...............................   264,084      30,892
    Oxford Instruments P.L.C.............................    28,021     453,987
    Pace P.L.C...........................................   327,672     617,479
    PayPoint P.L.C.......................................     9,427      85,232
    Pearson P.L.C. Sponsored ADR.........................   607,283  11,568,741
   *Pendragon P.L.C......................................   375,315     110,099
    Pennon Group P.L.C...................................   246,948   2,927,552
    Persimmon P.L.C......................................   411,644   3,106,469
    Petrofac, Ltd........................................    33,407     764,322
    Petropavlovsk P.L.C..................................   152,265   1,988,647
   *Phoenix Group Holdings P.L.C.........................       449       4,179
    Phoenix IT Group, Ltd................................    33,310     134,124
    Photo-Me International P.L.C.........................   823,881     853,058
   *Pinnacle Staffing Group P.L.C........................    15,255          --
    Premier Farnell P.L.C................................   271,574     862,558
   *Premier Foods P.L.C.................................. 3,350,504     996,942
   *Premier Oil P.L.C....................................   341,356   2,265,284
   #Provident Financial P.L.C............................    80,582   1,472,507
    Prudential P.L.C.....................................    56,043     631,278
    Prudential P.L.C. ADR................................   572,518  12,893,105
    Psion P.L.C..........................................    94,664     119,732
   *Puma Brandenburg, Ltd. Capital Shares................    90,186       9,719
   *Puma Brandenburg, Ltd. Income Shares.................    90,186       3,888
   *Punch Taverns P.L.C..................................   883,786     918,470
    PV Crystalox Solar P.L.C.............................   245,375      78,390
   #PZ Cussons P.L.C.....................................   198,654   1,230,071
   *Qinetiq P.L.C........................................   743,720   1,374,480
   *Quintain Estates & Development P.L.C.................   428,182     414,648
    R.E.A. Holdings P.L.C................................    11,361     131,623
    Randgold Resources, Ltd..............................    11,967   1,086,297
    Rathbone Brothers P.L.C..............................    43,018     807,833
    Reckitt Benckiser Group P.L.C........................    58,545   3,312,816
   *Redrow P.L.C.........................................   350,237     738,201
    Reed Elsevier P.L.C..................................     7,445      67,506
   #Reed Elsevier P.L.C. ADR.............................    37,941   1,381,052
    Regus P.L.C..........................................   957,526   1,658,914
    Renishaw P.L.C.......................................    28,314     780,829
   *Renovo Group P.L.C...................................   132,895      33,606
   *Rentokil Initial P.L.C............................... 1,117,654   1,678,243
   *Resolution, Ltd...................................... 1,703,730   7,702,613
    Restaurant Group P.L.C...............................   122,168     585,850
    Rexam P.L.C..........................................   999,862   6,075,332
    Ricardo P.L.C........................................    27,069     171,699
    Rightmove P.L.C......................................    47,459     949,915
    Rio Tinto P.L.C......................................   113,242   7,993,574
    Rio Tinto P.L.C. Sponsored ADR.......................   257,107  18,249,455
    RM P.L.C.............................................    31,960      62,352
    Robert Walters P.L.C.................................    96,470     515,757
    Robert Wiseman Dairies P.L.C.........................    62,972     333,426
    ROK P.L.C............................................    63,943          --

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
   *Rolls-Royce Holdings P.L.C...........................   799,922 $ 8,540,122
    Rotork P.L.C.........................................    37,868     982,286
  #*Royal Bank of Scotland Group P.L.C. Sponsored ADR....   319,548   3,690,779
   #Royal Dutch Shell P.L.C. ADR......................... 1,155,714  85,118,336
    Royal Dutch Shell P.L.C. Series A....................     1,338      49,010
    Royal Dutch Shell P.L.C. Series B....................   109,362   4,004,344
    RPC Group P.L.C......................................   190,170   1,112,210
    RPS Group P.L.C......................................   327,056   1,253,518
    RSA Insurance Group P.L.C............................ 3,841,528   8,260,882
    S&U P.L.C............................................     2,614      26,191
    SABmiller P.L.C......................................   396,880  14,826,087
   *Safestore Holdings P.L.C.............................    12,175      23,840
    Sage Group P.L.C..................................... 1,211,495   5,442,968
    Sainsbury (J.) P.L.C.................................   768,099   3,824,791
   *Salamander Energy P.L.C..............................   183,101     838,829
    Savills P.L.C........................................   148,113     821,812
    Schroders P.L.C......................................   104,402   2,778,954
    Schroders P.L.C. Non-Voting..........................    47,512   1,041,445
    Scottish & Southern Energy P.L.C.....................   438,157   9,388,043
    SDL P.L.C............................................   132,839   1,477,237
    Senior P.L.C.........................................   376,638   1,149,199
   *Serco Group P.L.C....................................    91,948     813,494
    Severfield-Rowen P.L.C...............................   122,164     396,504
    Severn Trent P.L.C...................................    98,160   2,299,082
    Shanks Group P.L.C...................................   480,836   1,000,256
    Shire P.L.C..........................................     2,251      78,129
    Shire P.L.C. ADR.....................................    21,080   2,192,320
   *SIG P.L.C............................................   836,860   1,753,273
   *SkyePharma P.L.C. Sponsored ADR......................        80          70
    Smith & Nephew P.L.C.................................     7,085      74,530
   #Smith & Nephew P.L.C. Sponsored ADR..................    34,400   1,822,856
    Smiths Group P.L.C...................................   120,936   2,247,665
    Smiths News P.L.C....................................   123,090     169,304
   *Soco International P.L.C.............................   205,144   1,218,697
   *Southern Cross Healthcare P.L.C......................   120,532      12,365
    Spectris P.L.C.......................................   103,458   2,661,549
    Speedy Hire P.L.C....................................   169,647      83,489
    Spirax-Sarco Engineering P.L.C.......................    49,019   1,506,427
    Spirent Communications P.L.C......................... 2,334,033   4,990,365
    Spirent Communications P.L.C. Sponsored ADR..........    25,100     212,597
   *Sportech P.L.C.......................................    87,812      58,270
   *Sports Direct International P.L.C....................   135,009     590,758
    St. Ives Group P.L.C.................................    57,893      87,247
    St. James's Place P.L.C..............................   178,258   1,078,722
    St. Modwen Properties P.L.C..........................   133,416     378,076
    Stagecoach Group P.L.C...............................   297,923   1,219,791
    Standard Chartered P.L.C.............................   941,963  23,995,419
    Standard Life P.L.C.................................. 2,521,684   8,167,553
    Sthree P.L.C.........................................    42,650     251,589
   *STV Group P.L.C......................................    56,141     115,662
    Synergy Health P.L.C.................................    20,958     326,697
    T Clarke P.L.C.......................................    26,802      36,056
    TalkTalk Telecom Group P.L.C.........................   362,710     847,180
   *Talvivaara Mining Co. P.L.C..........................    31,253     219,719
    Tate & Lyle P.L.C....................................   407,706   4,063,352
   *Taylor Wimpey P.L.C.................................. 4,117,066   2,376,774
    Ted Baker P.L.C......................................    12,672     166,884
   *Telecity Group P.L.C.................................   150,602   1,353,267
    Telecom Plus P.L.C...................................    23,457     266,017
    Tesco P.L.C.......................................... 1,793,199  11,263,728
    Thomas Cook Group P.L.C..............................   802,897     861,385

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
UNITED KINGDOM -- (Continued)
    Thorntons P.L.C...................................    37,958 $       32,691
    Topps Tiles P.L.C.................................    36,015         30,023
    Travis Perkins P.L.C..............................   289,687      4,184,823
    Tribal Group P.L.C................................    44,362         35,028
   *Trifast P.L.C.....................................    29,862         23,322
   *Trinity Mirror P.L.C..............................   340,299        245,357
    TT electronics P.L.C..............................   156,711        494,409
    TUI Travel P.L.C..................................   597,063      1,905,520
    Tullett Prebon P.L.C..............................   249,713      1,447,319
    Tullow Oil P.L.C..................................    77,475      1,556,457
   *UK Coal P.L.C.....................................   136,574         92,483
    UK Mail Group P.L.C...............................    12,676         61,050
    Ultra Electronics Holdings P.L.C..................    29,410        758,423
  #*Umeco P.L.C.......................................    61,337        367,675
    Unilever P.L.C....................................    17,957        573,196
    Unilever P.L.C. Sponsored ADR.....................   120,000      3,847,200
   *Uniq P.L.C........................................     1,700          2,641
   *Unite Group P.L.C.................................   114,205        395,500
    United Business Media P.L.C.......................   164,105      1,453,556
    United Utilities Group P.L.C......................   247,521      2,385,845
    United Utilities Group P.L.C. ADR.................    10,818        209,869
    UTV Media P.L.C...................................   119,515        248,040
   *Vectura Group P.L.C...............................   348,245        582,246
    Vedanta Resources P.L.C...........................    81,742      2,363,288
   *Vernalis P.L.C....................................     2,914          2,263
    Victrex P.L.C.....................................    40,288        962,090
    Vislink P.L.C.....................................    11,896          3,441
    Vitec Group P.L.C. (The)..........................    21,322        216,357
    Vodafone Group P.L.C..............................   806,505      2,263,950
    Vodafone Group P.L.C. Sponsored ADR............... 1,875,431     52,699,611
   *Volex Group P.L.C.................................    18,246         95,124
    Vp P.L.C..........................................    11,576         44,922
   *Wagon P.L.C.......................................    17,912            368
    Weir Group P.L.C. (The)...........................   136,924      4,752,007
    WH Smith P.L.C....................................   163,163      1,356,986
    Whitbread P.L.C...................................   165,657      4,222,022
    William Hill P.L.C................................   760,518      2,875,202
    William Morrison Supermarkets P.L.C............... 1,490,199      7,098,326
    Wilmington Group P.L.C............................   141,363        257,479
    Wincanton P.L.C...................................    64,071        111,711
   *Wolfson Microelectronics P.L.C....................   193,734        510,320
    Wolseley P.L.C....................................   295,066      8,759,826
    Wolseley P.L.C. ADR...............................    62,362        184,592
    WPP P.L.C.........................................    18,201        206,281
    WPP P.L.C. Sponsored ADR..........................   108,124      6,118,737
    WS Atkins P.L.C...................................    97,447      1,126,955
    WSP Group P.L.C...................................    82,843        403,003
    Xaar P.L.C........................................    24,829        110,865
   *Xchanging P.L.C...................................   218,769        355,289
    XP Power, Ltd.....................................     3,794         94,825
    Xstrata P.L.C.....................................   782,713     16,551,639
  #*Yell Group P.L.C.................................. 3,343,027        372,723
    Yule Catto & Co. P.L.C............................    70,803        246,913
                                                                 --------------
TOTAL UNITED KINGDOM..................................            1,104,112,660
                                                                 --------------
UNITED STATES -- (0.0%)
    Brookfield Infrastructure Partners LP.............        --              6
                                                                 --------------
TOTAL COMMON STOCKS...................................            5,832,611,973
                                                                 --------------

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   *Navigator Resources, Ltd. Rights 08/09/11............    230,013 $      253
   *QRxPharma, Ltd. Rights 08/22/11......................        141         --
                                                                     ----------
TOTAL AUSTRALIA..........................................                   253
                                                                     ----------
BELGIUM -- (0.0%)
   *Agfa-Gevaert NV STRIP VVPR...........................     57,113        164
   *Deceuninck NV STRIP VVPR.............................     18,136         26
   *Elia System Operator SA NV STRIP VVPR................      2,262        687
   *Nyrstar NV STRIP VVPR................................     67,312        387
   *Tessenderlo Chemie NV STRIP VVPR.....................      2,854        943
                                                                     ----------
TOTAL BELGIUM............................................                 2,207
                                                                     ----------
HONG KONG -- (0.0%)
   *Allied Properties (H.K.), Ltd. Warrants 06/13/16.....    573,678     19,138
                                                                     ----------
IRELAND -- (0.0%)
   *Governor & Co. of the Bank of Ireland P.L.C. (The)
     Rights 07/28/11.....................................  3,603,085        518
                                                                     ----------
JAPAN -- (0.0%)
   *Oak Capital Corp. Warrants 11/30/11..................     10,100         --
                                                                     ----------
NORWAY -- (0.0%)
   *Norse Energy Corp. ASA Rights 07/02/11...............     13,791         --
   *Petrolia ASA Rights 07/29/11.........................      8,416        531
                                                                     ----------
TOTAL NORWAY.............................................                   531
                                                                     ----------
SINGAPORE -- (0.0%)
   *Sinarmas Land, Ltd. Warrants 11/18/15................    734,602     97,613
                                                                     ----------
SPAIN -- (0.0%)
   *Banco Popular Espanol SA Rights 04/27/11.............         41          3
   *Banco Popular Espanol SA Rights 07/11/11.............    851,474     52,610
   *Iberdrola SA Rights 07/27/11.........................  1,178,862    254,087
                                                                     ----------
TOTAL SPAIN..............................................               306,700
                                                                     ----------
SWEDEN -- (0.0%)
   *Orexo AB Rights 06/23/11.............................     17,842         28
                                                                     ----------
UNITED KINGDOM -- (0.0%)
   *IP Group P.L.C. Rights 06/20/11......................      6,804         --
   *Management Consulting Group P.L.C. Warrants 12/31/11.     11,747      4,146
                                                                     ----------
TOTAL UNITED KINGDOM.....................................                 4,146
                                                                     ----------
TOTAL RIGHTS/WARRANTS....................................               431,134
                                                                     ----------
                                                             FACE
                                                            AMOUNT    VALUE+
                                                          ---------- ----------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.1%)
   Repurchase Agreement, PNC Capital Markets, Inc.
     0.05%, 08/01/11 (Collateralized by $8,615,000 FNMA
     2.24%, 07/06/15, valued at $8,830,375) to be
     repurchased at $8,699.036........................... $    8,699  8,699,000

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                      SHARES/
                                                       FACE
                                                      AMOUNT         VALUE+
                                                    ------------ --------------
                                                       (000)
SECURITIES LENDING COLLATERAL -- (13.8%)
(S)@DFA Short Term Investment Fund.................  933,754,000 $  933,754,000
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.20%, 08/01/11
     (Collateralized by $50,795,500 U.S. Treasury
     Note 0.750%, 06/15/14, valued at
     $1,964,629)## to be repurchased at $1,926,138. $      1,926      1,926,106
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL................                 935,680,106
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,519,060,804)^^..........................              $6,777,422,213
                                                                 ==============

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
Common Stocks
   Australia................ $ 29,481,781 $  376,667,048   --    $  406,148,829
   Austria..................      483,515     33,492,568   --        33,976,083
   Belgium..................    7,081,985     60,684,222   --        67,766,207
   Canada...................  664,840,502         43,588   --       664,884,090
   Denmark..................    2,947,210     47,713,232   --        50,660,442
   Finland..................    3,568,722     83,640,817   --        87,209,539
   France...................   83,330,485    366,406,200   --       449,736,685
   Germany..................   66,447,116    308,794,404   --       375,241,520
   Greece...................    3,090,405     29,488,142   --        32,578,547
   Hong Kong................      560,513    148,392,899   --       148,953,412
   Indonesia................        3,976             --   --             3,976
   Ireland..................    9,601,554     22,393,734   --        31,995,288
   Israel...................   19,844,619     29,187,330   --        49,031,949
   Italy....................   13,907,860    119,205,502   --       133,113,362
   Japan....................   94,484,877  1,058,482,362   --     1,152,967,239
   Netherlands..............   33,984,101    107,959,972   --       141,944,073
   New Zealand..............      598,306     13,998,227   --        14,596,533
   Norway...................    7,692,628     61,169,182   --        68,861,810
   Portugal.................      252,580     21,606,639   --        21,859,219
   Singapore................      883,258     95,859,677   --        96,742,935
   Spain....................   55,428,356     88,229,919   --       143,658,275
   Sweden...................   10,263,451    156,632,594   --       166,896,045
   Switzerland..............   83,049,692    306,623,557   --       389,673,249
   United Kingdom...........  385,965,987    718,146,673   --     1,104,112,660
   United States............            6             --   --                 6
Rights/Warrants
   Australia................          253             --   --               253
   Belgium..................        1,520            687   --             2,207
   Hong Kong................       19,138             --   --            19,138

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                             VALUATION INPUTS
                           ----------------------------------------------------
                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
   Ireland................             -- $          518   --    $          518
   Japan..................             --             --   --                --
   Norway.................             --            531   --               531
   Singapore.............. $       97,613             --   --            97,613
   Spain..................        306,700             --   --           306,700
   Sweden.................             28             --   --                28
   United Kingdom.........             --          4,146   --             4,146
Temporary Cash Investments             --      8,699,000   --         8,699,000
Securities Lending
  Collateral..............             --    935,680,106   --       935,680,106
                           -------------- --------------   --    --------------
TOTAL..................... $1,578,218,737 $5,199,203,476   --    $6,777,422,213
                           ============== ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)


                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)

Investment in The Continental Small Company Series of
  The DFA Investment Trust Company.............................. $2,243,015,111

Investment in The Japanese Small Company Series of
  The DFA Investment Trust Company..............................  1,405,498,238

Investment in The United Kingdom Small Company Series of
  The DFA Investment Trust Company..............................  1,209,922,305

Investment in The Asia Pacific Small Company Series of
  The DFA Investment Trust Company..............................    875,125,276

Investment in The Canadian Small Company Series of
  The DFA Investment Trust Company..............................    860,305,975
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $5,746,667,577)...................................... $6,593,866,905
                                                                 ==============

                                                         FACE
                                                        AMOUNT
                                                        ------
                                                        (000)
  TEMPORARY CASH INVESTMENTS -- (0.1%)
  Repurchase Agreement, PNC Capital Markets, Inc.
    0.05%, 08/01/11 (Collateralized by $8,125,000 FNMA
    2.24%, 07/06/15, valued at $8,328,125) tobe
    repurchased at $8,202,034
    (Cost $8,202,000).................................. $8,202      8,202,000
                                                               --------------
     TOTAL INVESTMENTS - (100.0%)
       (Cost $5,754,869,577)^^.........................        $6,602,068,905
                                                               ==============

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                               VALUATION INPUTS
                               ------------------------------------------------
                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                  LEVEL 1      LEVEL 2   LEVEL 3     TOTAL
                               -------------- ---------- ------- --------------
Affiliated Investment
  Companies................... $6,593,866,905         --   --    $6,593,866,905
Temporary Cash Investments....             -- $8,202,000   --         8,202,000
                               -------------- ----------   --    --------------
TOTAL......................... $6,593,866,905 $8,202,000   --    $6,602,068,905
                               ============== ==========   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           SCHEDULES OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                       JAPANESE SMALL COMPANY PORTFOLIO

                                                                      VALUE+
                                                                   ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)

Investment in The Japanese Small Company Series of
  The DFA Investment Trust Company................................ $187,661,652
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $234,007,691)^^........................................ $187,661,652
                                                                   ============

Summary of inputs used to value the Portfolio's Master Fund's investments as of July 31, 2011 located within this report (See Security Valuation Note):

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                      VALUE+
                                                                   ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)

Investment in The Asia Pacific Small Company Series of
  The DFA Investment Trust Company................................ $151,973,837
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $126,118,719)^^........................................ $151,973,837
                                                                   ============

Summary of inputs used to value the Portfolio's Master Fund's investments as of July 31, 2011 located within this report (See Security Valuation Note):

              See accompanying Notes to Schedules of Investments.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           SCHEDULES OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                                                      VALUE+
                                                                    -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)

Investment in The United Kingdom Small Company Series of
  The DFA Investment Trust Company................................. $36,860,755
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $30,685,186)^^.......................................... $36,860,755
                                                                    ===========

Summary of inputs used to value the Portfolio's Master Fund's investments as of July 31, 2011 located within this report (See Security Valuation Note):

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                      VALUE+
                                                                   ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)

Investment in The Continental Small Company Series of
  The DFA Investment Trust Company................................ $138,225,039
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $118,472,304)^^........................................ $138,225,039
                                                                   ============

Summary of inputs used to value the Portfolio's Master Fund's investments as of July 31, 2011 located within this report (See Security Valuation Note):

              See accompanying Notes to Schedules of Investments.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                        ---------- ------------
COMMON STOCKS -- (85.2%)
AUSTRALIA -- (22.9%)
   #Abacus Property Group..............................  1,296,520 $  2,971,620
   #Ale Property Group.................................    556,688    1,137,984
    Ardent Leisure Group...............................  1,118,659    1,480,375
    Aspen Group........................................  2,948,187    1,445,771
    Australian Education Trust.........................    371,064      363,867
   *BGP Holdings (Private)............................. 38,018,670           --
    BWP Trust..........................................  1,739,027    3,295,495
    Carindale Property Trust NL........................     82,078      374,567
   *Centro Retail Group................................  1,147,569      442,254
   #CFS Retail Property Trust..........................  9,495,471   18,038,054
   #Challenger Diversified Property Group..............  2,276,463    1,311,796
   #Charter Hall Group.................................    897,012    2,060,340
   #Charter Hall Office REIT...........................  2,059,687    7,511,143
   #Charter Hall Retail REIT...........................  1,276,665    4,372,621
   #Commonwealth Property Office Fund.................. 11,072,552   11,567,418
   #Cromwell Property Group............................  1,170,074      861,900
   #Dexus Property Group............................... 21,292,510   20,224,132
   *Galileo Japan Trust................................     13,923       13,329
   #Goodman Group...................................... 33,163,407   24,747,491
    GPT Group..........................................  7,962,846   26,331,134
    Growthpoint Properties Australia NL................     44,714       93,279
    Investa Office Fund................................ 11,607,920    8,159,552
  #*Mirvac Industrial Trust............................    826,524       47,184
   *Prime Retirement & Aged Care Property Trust........    116,309        6,133
   *Real Estate Capital Partners USA Property Trust....     12,853       10,817
   *Rubicon Europe Trust Group REIT....................    505,643        2,778
   #Stockland Trust Group.............................. 10,571,011   35,402,466
  #*Tishman Speyer Office Fund.........................  1,359,035      948,589
    Trafalgar Corporate Group, Ltd.....................     43,870       38,391
   *Trinity Group......................................    500,397      117,974
  #*Valad Property Group...............................    488,291      942,761
    Villa World Group..................................     73,180       67,810
    Westfield Group.................................... 10,025,227   87,590,015
    Westfield Retail Trust............................. 12,810,556   34,294,469
                                                                   ------------
TOTAL AUSTRALIA........................................             296,273,509
                                                                   ------------
BELGIUM -- (1.4%)
   #Aedifica NV........................................     15,408      922,399
    Befimmo SCA........................................     60,630    5,102,021
   #Cofinimmo SA.......................................     55,745    7,728,824
    Intervest Offices NV...............................     25,057      739,864
    Leasinvest Real Estate SCA.........................      4,868      461,752
    Retail Estates NV..................................      7,340      545,827
    Warehouses De Pauw SCA.............................     46,847    2,554,471
    Wereldhave Belgium NV..............................      6,132      577,206
                                                                   ------------
TOTAL BELGIUM..........................................              18,632,364
                                                                   ------------
CANADA -- (6.3%)
   #Allied Properties REIT.............................    100,573    2,473,667
   #Artis REIT.........................................    165,671    2,408,467
   #Boardwalk REIT.....................................    104,066    5,453,540
   #Calloway REIT......................................    235,054    6,165,109
   #Canadian Apartment Properties REIT.................    167,982    3,444,207
   #Canadian REIT......................................    145,393    5,077,989
   #Chartwell Seniors Housing REIT.....................    547,374    4,502,967
   #Cominar REIT.......................................    135,733    3,212,019
   #Crombie REIT.......................................     84,821    1,154,088
   #Dundee REIT........................................    111,063    3,768,551

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
CANADA -- (Continued)
   #Extendicare REIT..................................    292,131 $  3,112,558
   #H&R REIT..........................................    581,546   13,372,302
   #Huntingdon REIT...................................     27,638      203,355
   #InnVest REIT......................................    306,443    1,824,963
    Interrent REIT....................................     13,900       32,006
  #*Lanesborough REIT.................................     29,600       11,463
   #Morguard REIT.....................................    112,100    1,833,820
   #Northern Property REIT............................     54,000    1,736,794
    NorthWest Healthcare Properties REIT..............     20,200      248,417
   #Primaris Retail REIT..............................    147,657    3,192,834
   #Retrocom Mid-Market REIT..........................     60,200      348,428
   #Riocan REIT.......................................    595,884   16,190,432
   #Whiterock REIT....................................     92,695    1,241,819
                                                                  ------------
TOTAL CANADA..........................................              81,009,795
                                                                  ------------
CHINA -- (0.1%)
   #GZI REIT..........................................  2,561,000    1,398,827
   *RREEF China Commercial Trust......................  1,392,000       44,651
                                                                  ------------
TOTAL CHINA...........................................               1,443,478
                                                                  ------------
FRANCE -- (12.5%)
    Acanthe Developpement SA..........................    165,602      330,978
    Affine SA.........................................     21,093      546,186
   #ANF SA............................................     40,798    1,932,298
   #CeGeREAL SA.......................................     14,439      491,360
    Fonciere des Regions SA...........................    118,307   11,536,308
    Gecina SA.........................................     91,248   12,663,690
    Icade SA..........................................    103,031   11,864,632
    Klepierre SA......................................    436,492   16,320,634
    Mercialys SA......................................    122,771    5,111,550
    Societe de la Tour Eiffel SA......................     26,206    2,256,094
    Societe Immobiliere de Location pour l'Industrie
      et le Commerce SA...............................     60,179    7,809,276
    Unibail-Rodamco SE................................    409,904   91,255,428
                                                                  ------------
TOTAL FRANCE..........................................             162,118,434
                                                                  ------------
GERMANY -- (0.2%)
    Alstria Office REIT AG............................    120,617    1,756,499
    Hamborner REIT AG.................................     41,332      422,123
                                                                  ------------
TOTAL GERMANY.........................................               2,178,622
                                                                  ------------
GREECE -- (0.0%)
    Eurobank Properties Real Estate Investment Co.
      S.A.............................................     49,375      396,994
                                                                  ------------
HONG KONG -- (3.6%)
   #Champion REIT..................................... 10,989,012    6,059,443
   #Link REIT (The)................................... 10,251,948   36,019,337
    Prosperity REIT...................................  4,931,000    1,188,886
   #Regal REIT........................................  4,129,000    1,382,578
   #Sunlight REIT.....................................  4,822,000    1,564,642
                                                                  ------------
TOTAL HONG KONG.......................................              46,214,886
                                                                  ------------
ISRAEL -- (0.0%)
    Reit 1, Ltd.......................................    210,620      405,407
                                                                  ------------
ITALY -- (0.3%)
    Beni Stabili SpA (5808135)........................  1,819,938    1,620,201
    Beni Stabili SpA (B5N3Q91)........................    694,482      617,988
    Immobiliare Grande Distribuzione SpA..............    531,807    1,081,012
                                                                  ------------
TOTAL ITALY...........................................               3,319,201
                                                                  ------------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
JAPAN -- (13.0%)
    Advance Residence Investment Corp...................     4,309 $  9,069,213
   #BLife Investment Corp...............................       407    2,847,431
   #Daiwa Office Investment Corp........................     1,106    3,845,169
   #FC Residential Investment...........................        59      178,590
   #Frontier Real Estate Investment Corp................       767    6,953,335
    Fukuoka REIT Corp...................................       433    3,354,998
    Global One Real Estate Investment Co................       391    3,401,895
    Hankyu REIT, Inc....................................       329    1,702,986
    Heiwa Real Estate REIT, Inc.........................     1,733    1,041,394
    Ichigo Real Estate Investment Corp..................       542      625,798
    Industrial & Infrastructure Fund Investment Corp....       258    1,351,174
   #Invincible Investment Corp..........................     1,497      238,314
   #Japan Excellent, Inc................................       695    3,428,708
    Japan Hotel & Resort, Inc...........................       361      851,177
    Japan Logistics Fund, Inc...........................       639    5,811,551
    Japan Prime Realty Investment Corp..................     2,975    7,670,866
    Japan Real Estate Investment Corp...................     2,202   22,061,928
   #Japan Rental Housing Investment, Inc................     2,467    1,153,302
    Japan Retail Fund Investment........................     7,006   10,923,995
    Kenedix Realty Investment Corp......................     1,007    3,745,467
   #MID REIT, Inc.......................................       652    1,765,616
   #Mori Hills REIT Investment Corp.....................       722    2,421,558
    MORI TRUST Sogo REIT, Inc...........................       757    7,746,479
    Nippon Accommodations Fund, Inc.....................       710    5,498,937
   #Nippon Building Fund, Inc...........................     2,415   24,719,859
    Nippon Hotel Fund Investment Corp...................       160      497,530
    Nomura Real Estate Office Fund, Inc.................     1,219    7,995,902
   #Nomura Real Estate Residential Fund, Inc............       486    2,726,843
    Orix Jreit, Inc.....................................     1,145    6,309,113
    Premier Investment Co...............................       565    2,450,689
    Sekisui House SI Investment Co., Ltd................       371    1,699,934
   #TOKYU REIT, Inc.....................................       656    4,087,326
    Top REIT, Inc.......................................       601    3,334,057
    United Urban Investment Corp........................     6,034    7,291,935
                                                                   ------------
TOTAL JAPAN.............................................            168,803,069
                                                                   ------------
MALAYSIA -- (0.1%)
    Al-'Aqar KPJ REIT Berhad............................    80,800       31,797
    Al-Hadharah Boustead REIT Berhad....................   183,400       91,398
    Amanahraya REIT Berhad..............................    17,600        5,426
    AmFirst REIT Berhad.................................   351,600      140,925
    Axis REIT Berhad....................................   465,200      409,082
    Hektar REIT Berhad..................................    86,700       38,796
    Quill Capita Trust Berhad...........................    11,600        4,263
    Starhill REIT Berhad................................ 1,087,700      335,318
                                                                   ------------
TOTAL MALAYSIA..........................................              1,057,005
                                                                   ------------
NETHERLANDS -- (3.3%)
   #Corio NV............................................   272,064   16,587,264
    Eurocommercial Properties NV........................   163,334    7,814,761
   #Nieuwe Steen Investments NV.........................   145,138    2,706,763
    Vastned Offices/Industrial NV.......................    85,818    1,412,881
    VastNed Retail NV...................................    74,258    5,060,822
   #Wereldhave NV.......................................    94,951    8,800,216
                                                                   ------------
TOTAL NETHERLANDS.......................................             42,382,707
                                                                   ------------
NEW ZEALAND -- (0.7%)
    Argosy Property Trust............................... 1,821,556    1,343,029
   #Goodman Property Trust.............................. 3,210,416    2,795,925
   #Kiwi Income Property Trust.......................... 3,677,382    3,262,818

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
NEW ZEALAND -- (Continued)
   #Property for Industry, Ltd...........................   449,734 $   476,110
   #Vital Healthcare Property Trust......................   523,270     533,227
                                                                    -----------
TOTAL NEW ZEALAND........................................             8,411,109
                                                                    -----------
SINGAPORE -- (6.2%)
   #Ascendas India Trust................................. 1,872,000   1,492,914
    Ascendas REIT........................................ 7,757,000  13,136,757
   #Ascott Residence Trust............................... 2,490,000   2,448,617
    Cambridge Industrial Trust........................... 4,021,282   1,684,557
   #CapitaCommercial Trust............................... 8,802,000  10,300,766
    CapitaMall Trust..................................... 9,947,300  15,559,190
    Capitaretail China Trust............................. 1,552,000   1,597,509
   #Cdl Hospitality Trusts............................... 2,683,000   4,631,202
   #First REIT........................................... 1,614,000   1,098,609
   *Fortune REIT, Ltd....................................   630,000     333,450
    Frasers Centrepoint Trust............................ 1,877,000   2,398,931
    Frasers Commercial Trust............................. 1,822,200   1,314,454
    K-REIT Asia.......................................... 1,384,000   1,515,874
   #Lippo-Mapletree Indonesia Retail Trust............... 2,886,000   1,547,666
   #Macarthurcook Industrial REIT........................ 1,759,000     328,508
    Mapletree Logistics Trust............................ 5,761,430   4,400,604
    Parkway Life REIT.................................... 1,486,000   2,294,238
   #Saizen REIT..........................................   190,000      25,462
    Starhill Global REIT................................. 6,392,000   3,445,123
   #Suntec REIT.......................................... 8,802,000  11,210,455
                                                                    -----------
TOTAL SINGAPORE..........................................            80,764,886
                                                                    -----------
SOUTH AFRICA -- (1.2%)
    Capital Property Fund................................ 2,379,221   3,054,123
    Emira Property Fund.................................. 1,189,597   2,372,641
    Fountainhead Property Trust.......................... 4,738,890   4,583,366
    SA Corporate Real Estate Fund........................ 8,522,632   4,315,884
    Sycom Property Fund..................................   548,188   1,701,439
                                                                    -----------
TOTAL SOUTH AFRICA.......................................            16,027,453
                                                                    -----------
TAIWAN -- (0.4%)
    Cathay No.1 REIT..................................... 5,048,000   2,399,748
    Cathay No.2 REIT..................................... 2,405,000   1,030,960
    Fubon No.1 REIT......................................   114,000      51,443
    Fubon No.2 REIT...................................... 2,297,000     919,216
    Gallop No.1 REIT.....................................   141,000      48,153
    Shin Kong No.1 REIT.................................. 2,515,000     981,804
    Trident REIT.........................................   583,000     303,389
                                                                    -----------
TOTAL TAIWAN.............................................             5,734,713
                                                                    -----------
TURKEY -- (0.2%)
   *Akmerkez Gayrimenkul Yatirim Ortakligi A.S...........    60,596     772,865
    Alarko Gayrimenkul Yatirim Ortakligi A.S.............    21,685     260,799
   *Dogus Gayrimenkul Yatirim Ortakligi A.S..............   173,964     171,496
    Is Gayrimenkul Yatirim Ortakligi A.S................. 1,298,711     986,142
    Sinpas Gayrimenkul Yatirim Ortakligi A.S.............   824,589     938,124
                                                                    -----------
TOTAL TURKEY.............................................             3,129,426
                                                                    -----------
UNITED KINGDOM -- (12.8%)
    A & J Mucklow Group P.L.C............................   243,760   1,212,822
    Big Yellow Group P.L.C...............................   449,402   2,098,073
    British Land Co. P.L.C............................... 3,633,013  34,750,578
    Capital Shopping Centres Group P.L.C................. 2,175,363  13,293,925
    Derwent London P.L.C.................................   424,026  12,454,963
    Great Portland Estates P.L.C......................... 1,268,636   8,639,830

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                      SHARES        VALUE++
                                                    ------------ --------------
UNITED KINGDOM -- (Continued)
    Hammerson P.L.C................................    3,010,549 $   22,955,108
    Hansteen Holdings P.L.C........................      580,673        781,260
    Land Securities Group P.L.C....................    3,156,595     44,105,837
    London & Stamford Property P.L.C...............      125,272        261,139
    McKay Securities P.L.C.........................      301,723        658,148
   *Metric Property Investments P.L.C..............        6,341         11,242
    Primary Health Properties P.L.C................      311,237      1,612,775
    Segro P.L.C....................................    2,846,081     14,073,306
    Shaftesbury P.L.C..............................      875,438      7,328,720
    Town Centre Securities P.L.C...................           65            195
    Workspace Group P.L.C..........................    2,254,940      1,023,985
                                                                 --------------
TOTAL UNITED KINGDOM...............................                 165,261,906
                                                                 --------------
TOTAL COMMON STOCKS................................               1,103,564,964
                                                                 --------------

                                                       FACE
                                                      AMOUNT        VALUE+
                                                    ------------ --------------
                                                       (000)
TEMPORARY CASH INVESTMENTS -- (0.2%)
    Repurchase Agreement, PNC Capital Markets,
      Inc. 0.05%, 08/01/11 (Collateralized by
      $1,955,000 FNMA 2.24%, 07/06/15, valued at
      $2,003,875) to be repurchased at $1,971,008.. $      1,971      1,971,000

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                    ------------
                                                       (000)
SECURITIES LENDING COLLATERAL -- (14.6%)
(S)@DFA Short Term Investment Fund.................  188,921,117    188,921,117
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.20%, 08/01/11
     (Collateralized by $50,795,500 U.S. Treasury
     Note 0.750%, 06/15/14, valued at $604,159)##
     to be repurchased at $592,322................. $        592        592,312
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL................                 189,513,429
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,250,685,843)^^..........................              $1,295,049,393
                                                                 ==============

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                              -------------------------------------------------
                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
Common Stocks
    Australia................ $     2,778 $  296,270,731   --    $  296,273,509
    Belgium..................          --     18,632,364   --        18,632,364
    Canada...................  81,009,795             --   --        81,009,795
    China....................          --      1,443,478   --         1,443,478
    France...................          --    162,118,434   --       162,118,434
    Germany..................          --      2,178,622   --         2,178,622
    Greece...................          --        396,994   --           396,994
    Hong Kong................          --     46,214,886   --        46,214,886
    Israel...................          --        405,407   --           405,407
    Italy....................          --      3,319,201   --         3,319,201
    Japan....................          --    168,803,069   --       168,803,069
    Malaysia.................          --      1,057,005   --         1,057,005
    Netherlands..............          --     42,382,707   --        42,382,707
    New Zealand..............          --      8,411,109   --         8,411,109
    Singapore................          --     80,764,886   --        80,764,886
    South Africa.............          --     16,027,453   --        16,027,453
    Taiwan...................          --      5,734,713   --         5,734,713
    Turkey...................          --      3,129,426   --         3,129,426
    United Kingdom...........          --    165,261,906   --       165,261,906
Temporary Cash Investments...          --      1,971,000   --         1,971,000
Securities Lending Collateral          --    189,513,429   --       189,513,429
                              ----------- --------------   --    --------------
TOTAL........................ $81,012,573 $1,214,036,820   --    $1,295,049,393
                              =========== ==============   ==    ==============

              See accompanying Notes to Schedule of Investments.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                        ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc.................. 20,693,080 $500,151,744
Investment in DFA International Real Estate
  Securities Portfolio of DFA Investment Dimensions
  Group Inc                                             67,473,229  366,379,633
                                                                   ------------
  TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
   COMPANIES
   (Cost $647,001,007).................................             866,531,377
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
    BlackRock Liquidity Funds TempCash
     Portfolio - Institutional Shares
     (Cost $1,136,954).................................  1,136,954    1,136,954
                                                                   ------------
    TOTAL INVESTMENTS - (100.0%) (Cost
      $648,137,961)^^..................................            $867,668,331
                                                                   ============

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                                  VALUATION INPUTS
                                      -----------------------------------------
                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      ------------ ------- ------- ------------
Affiliated Investment Companies...... $866,531,377   --      --    $866,531,377
Temporary Cash Investments...........    1,136,954   --      --       1,136,954
                                      ------------   --      --    ------------
TOTAL................................ $867,668,331   --      --    $867,668,331
                                      ============   ==      ==    ============

              See accompanying Notes to Schedule of Investments.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                         ---------- -----------
 COMMON STOCKS -- (92.1%)
 AUSTRALIA -- (6.2%)
    #Aditya Birla Minerals, Ltd.........................  2,852,156 $ 4,660,596
    *AED Oil, Ltd.......................................    992,337     147,041
   #*AJ Lucas Group, Ltd................................    580,036     860,257
    #Alesco Corp., Ltd..................................  1,965,343   6,184,874
    *Alliance Resources, Ltd............................      6,556       1,479
   #*Allied Gold Mining P.L.C...........................      1,967       6,111
   #*Amadeus Energy, Ltd................................  2,273,362     598,982
     Amalgamated Holdings, Ltd..........................  1,966,564  12,976,001
     Amcom Telecommunications, Ltd......................  4,869,957   1,926,069
    *Antares Energy, Ltd................................    387,484     223,674
    #AP Eagers, Ltd.....................................    103,506   1,196,017
    #APN News & Media, Ltd..............................  7,119,660   8,650,754
     Ariadne Australia, Ltd.............................    355,965     125,560
     Ausdrill, Ltd......................................  1,495,429   5,349,056
    *Ausenco, Ltd.......................................     46,462     129,050
    *Austal, Ltd........................................    333,257   1,079,580
   #*Australian Agricultural Co., Ltd...................  6,033,444   9,174,110
     Australian Pharmaceutical Industries, Ltd..........  3,272,484     969,001
    *Australian Worldwide Exploration, Ltd..............  9,150,390  12,561,169
     Automotive Holdings Group NL.......................    478,494   1,075,504
     AVJennings, Ltd....................................     28,651      14,454
     Bank of Queensland, Ltd............................    945,607   8,363,587
   #*Bannerman Resources, Ltd...........................    967,352     461,827
   #*Bauxite Resources, Ltd.............................    370,659      75,359
     Beach Petroleum, Ltd............................... 21,796,019  24,025,321
     Bendigo Mining, Ltd................................  3,818,246     481,881
   #*Billabong International, Ltd.......................    866,916   5,600,889
    *Blackthorn Resources, Ltd..........................     12,280       7,395
   #*Boom Logistics, Ltd................................  3,920,671   1,225,362
   #*Bow Energy, Ltd....................................    415,431     464,777
    *Bravura Solutions, Ltd.............................    117,759      16,727
     Breville Group, Ltd................................  2,112,952   7,239,730
    #Brickworks, Ltd....................................    385,731   4,187,239
     BSA, Ltd...........................................  1,658,628     400,782
     Calliden Group, Ltd................................  4,166,068   1,001,119
   #*Cape Lambert Resources, Ltd........................  6,992,367   4,511,786
    *Capral, Ltd........................................    265,590      78,273
   #*Carrick Gold, Ltd..................................      8,426       4,902
    *CDS Technologies, Ltd..............................     15,209          --
     Challenger Financial Services Group, Ltd...........    487,788   2,618,753
     Chandler Macleod Group, Ltd........................      8,917       3,734
    *Circadian Technologies, Ltd........................    136,626      91,611
   #*Citigold Corp., Ltd................................ 11,169,683     868,180
     Clough, Ltd........................................    782,324     616,763
   #*Coal of Africa, Ltd................................  1,130,042   1,326,172
     Coffey International, Ltd..........................    235,890     181,409
     Collection House, Ltd..............................     24,344      20,140
    *Conquest Mining, Ltd...............................    118,090      64,944
    *Continental Coal, Ltd.............................. 11,913,077     483,552
    *Cooper Energy, Ltd.................................  2,649,146   1,178,422
    #Coventry Group, Ltd................................    578,498   1,485,448
     CSG, Ltd...........................................      5,751       6,138
     CSR, Ltd...........................................  3,031,520   8,749,003
    #Customers, Ltd.....................................     19,215      18,024
    *Deep Yellow, Ltd...................................  3,078,407     572,926
     Devine, Ltd........................................  5,910,483   1,554,817
     DKN Financial Group, Ltd...........................      3,703       3,285
     Downer EDI, Ltd....................................  4,046,500  16,998,353

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
AUSTRALIA -- (Continued)
   *Dragon Mining, Ltd..................................      3,831 $     5,755
  #*Elders, Ltd.........................................  9,301,839   3,627,693
   *Emeco Holdings, Ltd.................................  9,639,061  12,163,867
  #*Energy Resources of Australia, Ltd..................    257,270   1,295,622
   *eServGlobal, Ltd....................................    287,597     250,997
   #FKP Property Group, Ltd............................. 15,880,512  11,069,248
  #*Fletcher Building, Ltd..............................    648,562   4,560,389
   *Forest Enterprises Australia, Ltd................... 10,714,725          --
   *Funtastic, Ltd......................................    514,138      37,349
    Gazal Corp., Ltd....................................     94,845     202,833
  #*Geodynamics, Ltd....................................  1,387,073     488,982
   #Goodman Fielder, Ltd................................ 26,684,958  26,322,330
   #Graincorp, Ltd. Series A............................  3,001,409  25,863,902
  #*Grange Resources, Ltd...............................    491,701     283,222
   *Gujarat NRE Coking Coal, Ltd........................    130,939      42,423
  #*Gunns, Ltd.......................................... 15,479,938   4,238,226
   #Hastie Group, Ltd...................................  3,970,798     653,265
   *Heron Resources, Ltd................................    673,833     132,554
   *HFA Holdings, Ltd...................................    155,626     206,732
    HGL, Ltd............................................    553,377     742,545
   *Hillgrove Resources, Ltd............................  5,404,044   1,538,103
   #Hills Holdings, Ltd.................................  1,653,962   2,100,516
   *Hutchison Telecommunications Australia, Ltd.........     93,522       7,105
   *IDT Australia, Ltd..................................     33,786      13,926
    iiNet, Ltd..........................................    258,594     684,565
    Iluka Resources, Ltd................................  2,090,105  40,745,702
  #*Indophil Resources NL...............................  1,848,213     792,897
   #Infigen Energy, Ltd.................................  4,111,894   1,491,706
    IOOF Holdings, Ltd..................................    747,663   5,310,821
   *Jetset Travelworld, Ltd.............................      2,910       2,502
    K&S Corp., Ltd......................................    131,484     203,163
  #*Kagara, Ltd.........................................  6,796,958   4,552,387
   *Lednium, Ltd........................................    438,495      38,538
    Lemarne Corp., Ltd..................................     90,841     369,863
   *Leyshon Resources, Ltd..............................     67,190      19,184
    MacMahon Holdings, Ltd.............................. 10,866,501   6,889,319
    Macquarie Telecom Group, Ltd........................     27,551     293,188
    MaxiTRANS Industries, Ltd...........................  4,618,799   1,343,816
   #McPherson's, Ltd....................................  1,299,269   4,390,046
  #*MEO Australia, Ltd..................................  1,536,446     303,515
   *Mercury Mobility, Ltd...............................    631,438      25,238
  #*Metals X, Ltd.......................................    820,020     215,803
  #*Metgasco, Ltd.......................................  1,049,537     409,006
  #*Minara Resources, Ltd............................... 11,153,188   8,188,083
    Mincor Resources NL.................................  1,299,262   1,274,443
   *Mineral Deposits, Ltd...............................    567,786   3,477,250
  #*Molopo Energy, Ltd..................................  1,458,838   1,258,325
  #*Moly Mines, Ltd.....................................    240,401     181,654
    MSF Sugar, Ltd......................................     40,312     156,304
  #*Murchison Metals, Ltd...............................    637,700     542,771
   *Namoi Cotton Cooperative, Ltd.......................    801,979     350,428
    National Can Industries, Ltd........................     18,850      21,123
  #*Navigator Resources, Ltd............................    108,142       3,080
  #*Neptune Marine Services, Ltd........................  1,121,797      44,370
   *Nexbis, Ltd.........................................     71,633       7,515
  #*Nexus Energy, Ltd................................... 10,618,162   3,265,847
   *Norton Gold Fields, Ltd.............................    502,446      96,971
   *Nufarm, Ltd.........................................  2,280,269  10,867,539
   *Otto Energy, Ltd....................................  1,767,430     159,214
    Pacific Brands, Ltd................................. 26,734,589  19,092,917
   *Pan Pacific Petroleum NL............................     18,439       2,636

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
AUSTRALIA -- (Continued)
   #Panoramic Resources, Ltd...........................    525,804 $  1,025,807
   *Paperlinx, Ltd..................................... 12,886,570    1,980,786
   *Payce Consolidated, Ltd............................    179,001      722,690
   *Perilya, Ltd.......................................    139,702      109,754
   *Petsec Energy, Ltd.................................    643,705      120,006
   *Photon Group, Ltd..................................  9,592,300      379,522
   *Plantcorp NL.......................................     14,403           --
   *Platinum Australia, Ltd............................    849,707      283,464
    PMP, Ltd...........................................  7,058,639    4,064,733
   #Premier Investments, Ltd...........................  1,310,462    7,981,015
   #Primary Health Care, Ltd...........................  9,855,016   35,037,194
    Prime Media Group, Ltd.............................  2,870,888    2,109,527
  #*PrimeAg, Ltd. (B29NSJ8)............................    728,700      905,890
   *PrimeAg, Ltd. (B50ZR19)............................    433,506      538,162
    Probiotec, Ltd.....................................      4,580        1,958
    Programmed Maintenance Service, Ltd................  1,578,143    3,403,752
    RCR Tomlinson, Ltd.................................    222,296      409,197
  #*Red 5, Ltd.........................................    431,771       71,161
   #Regional Express Holdings, Ltd.....................     21,861       21,373
  #*Resolute Mining, Ltd...............................  2,916,893    4,329,424
  #*Resource Generation, Ltd...........................    615,492      453,513
    Ridley Corp., Ltd..................................  8,232,321   10,849,037
   *Roc Oil Co., Ltd...................................  9,581,301    3,522,660
    Ruralco Holdings, Ltd..............................      5,076       18,374
   #Select Harvests, Ltd...............................     35,582       72,254
   *Service Stream, Ltd................................  2,273,381    1,212,595
    Seven Group Holdings, Ltd..........................  1,628,537   16,346,434
   #Sigma Pharmaceuticals, Ltd......................... 15,720,714    7,847,501
  #*Skilled Group, Ltd.................................    675,922    1,670,376
    Southern Cross Media Group, Ltd....................  9,294,292   14,089,387
   #Spotless Group, Ltd................................  2,921,521    6,543,124
  #*St. Barbara, Ltd...................................    109,974      222,357
   *Straits Resources, Ltd.............................  3,677,497    3,177,841
   *Strike Resources, Ltd..............................    278,159       83,999
   #STW Communications Group, Ltd......................  4,388,111    4,519,599
  #*Sunland Group, Ltd.................................  5,108,129    3,257,257
   *Swick Mining Services, Ltd.........................    411,858      171,531
  #*Tap Oil, Ltd.......................................  5,083,295    4,689,013
   #Tassal Group, Ltd..................................  1,476,539    2,301,323
   #Ten Network Holdings, Ltd..........................    729,297      863,247
   *Teranga Gold Corp..................................  1,233,453    3,114,540
   *Terramin Australia, Ltd............................     60,853       19,065
    TFS Corp., Ltd.....................................     98,757       85,825
    Thakral Holdings Group, Ltd........................ 11,336,632    6,779,190
  #*Toro Energy, Ltd...................................  3,097,109      288,038
  #*Transpacific Industries Group, Ltd.................  7,867,415    7,894,797
    Trust Co., Ltd. (The)..............................     28,627      179,649
  #*UXC, Ltd...........................................  5,226,590    3,750,669
   *VDM Group, Ltd.....................................    571,638       42,892
    Village Roadshow, Ltd..............................  3,194,788   11,623,067
  #*Virgin Blue Holdings, Ltd.......................... 39,758,934   12,896,165
    Watpac, Ltd........................................    622,383      957,066
    WDS, Ltd...........................................    306,538      291,138
   *Webster, Ltd.......................................    413,609      174,518
   *WestSide Corp., Ltd................................      2,415          743
    WHK Group, Ltd.....................................  3,141,266    2,968,348
                                                                   ------------
TOTAL AUSTRALIA........................................             572,289,829
                                                                   ------------
AUSTRIA -- (0.9%)
    Agrana Beteiligungs AG.............................     90,661   11,011,934
    Allgemeine Sparkasse Baugesellschaft AG............        120       21,588

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRIA -- (Continued)
  #*A-TEC Industries AG..................................   202,339 $   557,835
   #Flughafen Wien AG....................................   163,939   8,080,676
    Frauenthal Holding AG................................    12,631     209,962
    Lenzing AG...........................................    21,140   2,589,883
    Linz Textil Holding AG...............................       212     133,228
    Mayr-Melnhof Karton AG...............................    98,983  10,445,610
    Oberbank AG..........................................    39,030   2,605,090
   *Strabag SE...........................................   266,058   7,652,819
    Uniqa Versicherungen AG..............................    80,873   1,601,705
    Wienerberger AG...................................... 2,064,070  33,059,378
    Wolford AG...........................................    27,876     984,872
    Zumtobel AG..........................................    16,642     390,253
                                                                    -----------
TOTAL AUSTRIA............................................            79,344,833
                                                                    -----------
BELGIUM -- (1.0%)
    Ackermans & van Haaren NV............................   103,933   9,191,210
   *Agfa-Gevaert NV...................................... 3,038,877  11,974,503
    Banque Nationale de Belgique SA......................     4,006  16,801,442
    Barco NV.............................................    24,558   1,758,357
    Compagnie d'Entreprises SA...........................    20,758   1,356,275
    Compagnie Immobiliere de Belgique SA.................    44,570   1,872,851
    Compagnie Maritime Belge SA..........................    10,876     274,582
  #*Deceuninck NV........................................   141,629     290,495
    D'ieteren SA.........................................   305,151  20,761,646
    Euronav SA...........................................   182,939   2,026,200
    Exmar NV.............................................     4,219      31,838
    Floridienne SA.......................................     1,824     374,150
    Gimv NV..............................................    11,863     723,086
    Jensen-Group NV......................................    45,325     658,005
    Omega Pharma SA......................................     9,547     470,510
   *Option NV............................................   241,344     152,169
   *Papeteries Catala SA.................................       450      35,660
   *RealDolmen NV........................................     3,523      74,935
    Recticel SA..........................................   409,100   4,345,019
    Roularta Media Group NV..............................    11,606     352,996
   *SAPEC SA.............................................     8,276     618,150
    Sioen Industries NV..................................    96,037     820,406
   *Softimat SA..........................................    84,632     657,074
   *Spector Photo Group SA...............................    24,258      20,838
    Tessenderlo Chemie NV................................   515,086  20,675,701
    VPK Packaging Group SA...............................       725      31,499
   *Zenitel NV...........................................    15,987       9,045
                                                                    -----------
TOTAL BELGIUM............................................            96,358,642
                                                                    -----------
CANADA -- (12.7%)
   *20-20 Technologies, Inc..............................     7,700      24,983
    Aastra Technologies, Ltd.............................    58,545   1,132,358
    Aberdeen International, Inc..........................   172,426     155,201
   *Advantage Oil & Gas, Ltd............................. 4,505,065  31,308,422
   #Aecon Group, Inc..................................... 1,167,328  10,299,414
    AGF Management, Ltd. Class B.........................   346,084   6,295,400
   *Ainsworth Lumber Co., Ltd............................   540,712   1,245,033
   *Air Canada...........................................   729,307   1,618,223
    Akita Drilling, Ltd..................................     7,800      98,781
   *Alexis Minerals Corp................................. 1,467,198     130,527
    Algoma Central Corp..................................    24,238   2,448,027
   #Algonquin Power & Utilities Corp..................... 1,806,584  10,720,950
    Alliance Grain Traders, Inc..........................     6,501     171,940
   *Alter NRG Corp.......................................    24,990      21,970
   *Altius Minerals Corp.................................    59,035     712,411
    Amerigo Resources, Ltd............................... 2,001,461   1,948,149

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CANADA -- (Continued)
  #*Anderson Energy, Ltd................................  3,711,198 $ 3,029,708
    Andrew Peller, Ltd..................................     19,200     187,890
   *Antrim Energy, Inc..................................  2,325,390   2,555,507
   *Anvil Mining, Ltd...................................  3,324,604  23,104,684
   #Armtec Infrastructure, Inc..........................    228,111     854,715
    Astral Media, Inc. Class A..........................     10,600     405,051
   *Atna Resource, Ltd..................................     79,567      49,966
   *Atrium Innovations, Inc.............................     51,908     813,838
   *ATS Automation Tooling System, Inc..................  2,434,646  19,875,701
    AutoCanada, Inc.....................................        700       3,297
   #AvenEx Energy Corp..................................     77,450     444,216
   *AXIA NetMedia Corp..................................     23,749      28,833
  #*Baja Mining Corp....................................  1,282,208   1,529,873
  #*Ballard Power Systems, Inc..........................  2,207,770   3,442,961
   *Bellatrix Exploration, Ltd..........................  2,034,477  10,497,642
   *Boralex, Inc. Class A...............................    671,137   5,647,539
   *Brampton Brick, Ltd. Class A........................      9,900      50,668
   *Breakwater Resources, Ltd...........................  1,905,337  14,796,798
   *Calmena Energy Services, Inc........................     13,500       7,771
    Canadian Helicopters Group, Inc.....................      1,488      39,869
    Canam Group, Inc. Class A...........................    939,446   6,558,276
   *Candente Gold Corp..................................     15,673       8,366
   *Canfor Corp.........................................  2,910,053  31,340,672
   *Cangene Corp........................................     34,793      57,172
   *Canickel Mining, Ltd................................    318,172      26,641
   #Capstone Infrastructure Corp........................    129,260     994,360
  #*Cardero Resource Corp...............................    633,525     828,831
    Cargojet, Inc.......................................      2,656      25,853
    Cascades, Inc.......................................  2,336,123  15,110,409
   *Catalyst Paper Corp.................................  8,564,025   1,030,784
    CCL Industries, Inc. Class B........................    275,317   9,336,198
   *CE Franklin, Ltd....................................        800       7,645
   *Celestica, Inc......................................  4,421,197  38,823,426
   *Cequence Energy, Ltd................................    666,584   2,930,193
   *China Gold International Resources Corp., Ltd.......     34,300     129,955
    Chorus Aviation, Inc................................     12,596      64,730
    Churchill Corp. Class A (The).......................      2,715      49,188
   *CIC Energy Corp.....................................     43,983     106,798
   *Clarke, Inc.........................................    411,711   1,906,768
   #Cogeco Cable, Inc...................................     63,800   3,210,533
    Colabor Group, Inc..................................    103,170   1,008,538
  #*COM DEV International, Ltd..........................    427,232     916,663
  #*Compton Petroleum Corp..............................  3,868,149     506,064
  #*Connacher Oil & Gas, Ltd............................ 10,377,649  11,187,376
  #*Cott Corp...........................................    441,795   3,662,166
  #*Crocodile Gold Corp.................................  1,298,398     896,900
  #*Crocotta Energy, Inc................................    136,875     429,771
   *Crystallex International Corp.......................     53,990       6,216
   *Delphi Energy Corp..................................  2,558,571   6,400,110
  #*Denison Mines Corp..................................  8,281,048  17,507,684
   *DHX Media, Ltd......................................     11,600      10,441
    Dorel Industries, Inc. Class B......................    842,000  24,666,471
   *DragonWave, Inc.....................................        800       4,086
  #*Dundee Precious Metals, Inc.........................  1,838,734  15,953,849
   *Dynasty Metals & Mining, Inc........................      9,628      30,332
    E-L Financial Corp., Ltd............................        787     384,254
  #*Endeavour Mining Corp...............................  2,070,868   4,898,385
    Ensign Energy Services, Inc.........................    532,474  11,469,271
  #*Equal Energy, Ltd...................................     88,269     557,080
    Equitable Group, Inc................................     44,349   1,349,803
   *Essential Energy Services, Ltd......................    863,223   1,987,640

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
CANADA -- (Continued)
    Exco Technologies, Ltd...............................    52,600 $   214,705
   *Fairborne Energy, Ltd................................ 2,450,082  12,462,608
  #*Fibrek, Inc..........................................   172,168     205,423
    Firm Capital Mortgage Investment Corp................     5,524      71,691
   *First Nickel, Inc....................................    45,750       7,182
  #*First Uranium Corp................................... 2,390,195   1,025,674
   *Flint Energy Services, Ltd...........................   878,426  11,593,440
  #*Formation Capital Corp...............................   252,985     315,089
  #*Fortune Minerals, Ltd................................    55,292      81,018
    Forzani Group, Ltd. Class A..........................   401,400  11,078,464
    Futuremed Healthcare Products Corp...................    10,134      84,958
   *Galleon Energy, Inc. Class A......................... 2,339,926   8,400,174
   *Genesis Land Development Corp........................     7,054      25,988
    Gennum Corp..........................................    61,392     449,782
    Genworth MI Canada, Inc..............................    60,387   1,495,375
   *Glacier Media, Inc...................................    15,600      35,594
   *GLG Life Tech Corp...................................    25,928     191,044
  #*GLV, Inc.............................................    52,905     313,404
   *Golden Star Resources, Ltd...........................   321,109     806,595
   *Gran Tierra Energy, Inc..............................   144,083   1,004,336
   *Great Canadian Gaming Corp...........................   134,775   1,098,851
    Groupe Aeroplan, Inc................................. 3,926,331  55,353,685
    Guardian Capital Group, Ltd..........................    12,639     150,803
  #*Hanfeng Evergreen, Inc...............................   751,992   2,959,328
   *Harry Winston Diamond Corp........................... 1,205,115  18,768,236
   *Hemisphere GPS, Inc.................................. 1,139,327   1,180,526
   *Heroux-Devtek, Inc...................................   369,025   3,074,404
    High Liner Foods, Inc................................       822      13,731
  #*High River Gold Mines, Ltd...........................   181,273     240,951
   *Horizon North Logistics, Inc.........................    93,783     475,074
  #*HudBay Minerals, Inc................................. 2,684,176  36,942,712
    IBI Group, Inc.......................................    15,225     206,676
   #Indigo Books & Music, Inc............................       400       4,785
   *Insignia Energy, Ltd.................................   122,324     217,647
   *Intermap Technologies, Ltd...........................     8,100       2,564
   *International Forest Products, Ltd. Class A..........   939,908   4,741,595
   *Intertape Polymer Group, Inc.........................   850,593   2,065,389
   *Ivernia, Inc.........................................   344,594      57,706
  #*Jaguar Mining, Inc................................... 1,499,580   7,125,536
  #*Kingsway Financial Services, Inc..................... 1,236,977   1,100,456
   *Lake Shore Gold Corp.................................   123,519     280,534
   *Laramide Resources, Ltd..............................   424,723     528,987
   #Laurentian Bank of Canada............................   707,853  31,753,184
   *Legacy Oil & Gas, Inc................................   319,550   3,782,626
    Leisureworld Senior Care Corp........................    38,026     430,228
    Linamar Corp.........................................   967,916  19,491,029
    Liquor Stores N.A., Ltd..............................    10,863     170,770
   #Manitoba Telecom Services, Inc.......................    34,020   1,102,726
    Maple Leaf Foods, Inc................................   422,333   5,039,088
   *March Networks Corp..................................    53,166     325,523
   *Martinrea International, Inc......................... 1,347,336  11,041,542
   *Maxim Power Corp.....................................     3,832      10,508
    MDS, Inc............................................. 1,185,951  12,040,112
  #*Mega Uranium, Ltd.................................... 3,230,441   1,250,995
   *Melcor Developments, Ltd.............................       500       8,221
  #*MGM Energy Corp......................................   118,477      27,900
  #*Migao Corp...........................................   825,297   3,982,018
   *Miranda Technologies, Inc............................    93,141     692,136
    Mullen Group, Ltd.................................... 1,239,282  28,859,725
    Newalta Corp.........................................   887,019  11,678,998
   *North American Energy Partners, Inc..................     2,709      16,303

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
CANADA -- (Continued)
  #*Northgate Minerals Corp.............................. 2,037,483 $ 6,568,054
   #Nuvista Energy, Ltd.................................. 2,089,228  22,391,224
  #*OceanaGold Corp...................................... 4,850,185  12,183,206
   *Open Range Energy Corp...............................   824,444   5,582,869
  #*OPTI Canada, Inc..................................... 7,287,156     915,232
   *Oromin Explorations, Ltd.............................       500         523
  #*Pace Oil & Gas, Ltd..................................   311,838   2,105,139
   *Paramount Resources, Ltd. Class A....................       492      17,250
   *Patheon, Inc.........................................    21,477      46,081
  #*Petrobank Energy & Resources, Ltd.................... 1,101,114  17,056,347
   *Phoscan Chemical Corp................................ 3,139,609   1,610,140
  #*Platmin, Ltd.........................................    84,676      46,085
   *Polaris Miner Corp...................................    78,947      70,234
   *Precision Drilling Corp.............................. 2,895,326  50,000,397
  #*Primero Mining Corp..................................   194,958     842,720
   #Progress Energy Resources Corp....................... 1,593,583  23,116,919
   *Pulse Seismic, Inc...................................   989,601   1,988,627
   *QLT, Inc............................................. 1,077,170   7,429,536
   *Quadra FNX Mining, Ltd............................... 2,985,672  47,529,511
    Quebecor, Inc. Class B...............................    36,136   1,146,352
  #*Questerre Energy Corp................................   464,577     437,615
  #*Ram Power Corp.......................................   897,374     427,343
  #*RMP Energy, Inc...................................... 2,004,874   4,994,087
   *Rock Energy, Inc.....................................    51,800     221,741
    RONA, Inc............................................ 3,264,600  37,653,349
  #*Savanna Energy Services Corp......................... 1,887,128  19,296,918
    Sherritt International Corp.......................... 6,945,583  43,398,535
   *Shore Gold, Inc...................................... 3,993,470   2,340,618
   *Sierra Wireless, Inc.................................   846,527   9,125,782
   *Softchoice Corp......................................     1,000       8,938
   *Sonde Resources Corp.................................   341,107     992,493
   *Sprott Resource Corp................................. 1,264,184   6,695,035
  #*Sprott Resource Lending Corp......................... 3,210,742   5,511,138
   *Stornoway Diamond Corp...............................   246,413     564,807
   *Strateco Resources, Inc..............................   181,059      80,538
   *SunOpta, Inc.........................................    27,104     158,860
  #*Swisher Hygiene, Inc.................................   486,829   2,196,068
  #*Tembec, Inc..........................................   333,299   1,290,707
   *Terra Energy Corp....................................   181,541     190,006
   *Tethys Petroleum, Ltd................................     6,200       5,970
  #*Thompson Creek Metals Co., Inc....................... 1,757,215  15,890,248
   *TLC Vision Corp......................................   829,259          --
    Toromont Industries, Ltd.............................    45,151     859,591
    Torstar Corp. Class B................................   311,628   3,652,974
   *Tourmaline Oil Corp..................................    80,543   3,005,256
   #Transcontinental, Inc. Class A....................... 1,447,964  23,141,358
    Trinidad Drilling, Ltd............................... 2,991,070  31,274,048
   *Twin Butte Energy, Ltd............................... 1,986,547   5,218,727
   *UEX Corp.............................................   569,815     644,095
    Uni-Select, Inc......................................     5,371     147,844
  #*Uranium One, Inc..................................... 1,228,074   4,331,581
  #*Ur-Energy, Inc.......................................   360,058     584,112
    Valener, Inc.........................................    93,516   1,586,576
   *Vero Energy, Inc..................................... 1,036,217   5,878,169
   *Vitran Corp., Inc....................................     3,873      40,110
   #West Fraser Timber Co., Ltd..........................   713,159  34,118,476
  #*Westaim Corp.........................................   180,684      95,500
   *Western Forest Products, Inc.........................   135,983     109,589
  #*Westfire Energy, Ltd.................................    52,101     381,712
    Westjet Airlines, Ltd................................   100,365   1,510,543
    Winpak, Ltd..........................................     3,356      41,974

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                       SHARES      VALUE++
                                                      --------- --------------
CANADA -- (Continued)
   *Xceed Mortgage Corp..............................   138,775 $      117,649
   *Xtreme Coil Drilling Corp........................    77,597        390,645
   #Yellow Media, Inc................................ 3,994,543      8,696,059
   *ZCL Composite, Inc...............................     1,500          5,495
                                                                --------------
TOTAL CANADA.........................................            1,168,193,891
                                                                --------------
DENMARK -- (0.6%)
   *Aktieselskabet Skjern Bank A.S...................     1,960         41,573
  #*Alm. Brand A.S. (Almindelig Brand)............... 1,960,010      4,194,979
   *Amagerbanken A.S................................. 3,187,349             --
   *Andersen & Martini A.S. Series B.................     1,178         10,085
   *Arkil Holdings A.S. Series B.....................       920         85,899
    Auriga Industries A.S. Series B..................    99,226      1,708,708
    Brodrene Hartmann A.S. Series B..................    58,265      1,054,577
   *Brondbyernes IF Fodbold A.S. Series B............    53,366        205,470
   #D/S Norden A.S...................................   540,325     17,788,680
   *Dalhoff Larsen & Horneman A.S....................    86,267        194,245
   #DFDS A.S.........................................    90,274      7,371,111
   *DiBa Bank A.S....................................     6,024         55,420
   *Djursland Bank A.S...............................     6,785        188,215
   #East Asiatic Co., Ltd. A.S.......................    39,242      1,215,678
   *EBH Bank A.S.....................................     6,993             --
   *Fionia Holding A.S...............................    24,036             --
   *Fjordbank Mors A.S...............................       768          1,926
   *GPV Industri A.S. Series B.......................     6,000         34,716
  #*Greentech Energy Systems A.S.....................   678,118      2,350,150
   *H&H International A.S. Series B..................    61,273        626,543
    Harboes Bryggeri A.S.............................    20,575        419,955
    Hojgaard Holding A.S. Series B...................    15,113        384,471
   *Jyske Bank A.S...................................     2,869        114,256
    Lan & Spar Bank A.S..............................     5,706        302,641
   *Migatronic A.S. Series B.........................     1,248         25,516
   *Mons Bank A.S....................................     1,970         39,124
   *Newcap Holding A.S...............................   178,940         24,469
    Nordjyske Bank A.S...............................    13,580        235,290
    Norresundby Bank A.S.............................     5,455        165,179
   *NTR Holdings A.S.................................     3,414         24,134
   *Ostjydsk Bank A.S................................       104          5,436
    Per Aarsleff A.S. Series B.......................    34,386      3,018,147
   *Salling Bank A.S.................................       344         21,212
   *Sanistal A.S. Series B...........................     3,769         35,619
    Schouw & Co. A.S.................................   301,744      7,572,356
   *Sjaelso Gruppen A.S..............................   272,801        384,096
   *SKAKO A.S........................................     5,042         19,812
   *Skandinavian Brake Systems A.S...................     1,160          8,098
  #*Spar Nord Bank A.S...............................    29,435        244,250
   *Sparbank A.S.....................................    14,025        180,746
   *Sparekassen Faaborg A.S..........................     3,017        215,004
   *TK Development A.S...............................   424,697      1,756,316
  #*TopoTarget A.S................................... 1,010,076        379,950
  #*Torm A.S.........................................   817,994      2,977,099
   *Torm A.S. ADR....................................     7,210         25,812
   *Totalbanken A.S..................................     1,611         12,536
    Vestfyns Bank A.S................................       500         53,017
   *Vestjysk Bank A.S................................   134,097        976,997
                                                                --------------
TOTAL DENMARK........................................               56,749,513
                                                                --------------
FINLAND -- (2.4%)
    Ahlstrom Oyj.....................................    38,771        789,067
   *Alandsbanken AB Series A.........................     5,030        159,879
   *Amanda Capital Oyj...............................   190,425        491,459

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
FINLAND -- (Continued)
    Amer Sports Oyj Series A............................   629,252 $  9,532,553
   #Atria P.L.C.........................................    53,663      469,665
    Cargotec Oyj Series B...............................    48,924    1,888,530
   *Componenta Oyj......................................    94,300      782,522
   *Comptel P.L.C.......................................    13,155       10,386
    Cramo Oyj...........................................   204,757    3,978,494
    Digia P.L.C.........................................    57,444      254,599
   *Efore Oyj...........................................   124,392      178,428
   *Elcoteq SE..........................................   305,366      201,392
   *Elektrobit Corp. Oyj................................    13,484       10,840
   *Finnair Oyj.........................................   879,349    4,271,546
   *Finnlines Oyj.......................................   614,000    6,853,918
    Fiskars Oyj Abp.....................................   140,496    2,989,130
   *Glaston Oyj Abp.....................................     1,513        2,004
    HKScan Oyj..........................................   286,984    2,122,639
    Huhtamaki Oyj....................................... 1,872,897   24,359,425
   #Kemira Oyj.......................................... 1,788,978   28,729,062
    Kesko Oyj...........................................    60,358    2,342,128
    Laennen Tehtaat Oyj.................................    60,135    1,287,119
   #Lemminkainen Oyj....................................    73,580    2,482,264
  #*M-Real Oyj Series B................................. 3,072,125   11,312,566
   *Neo Industrial Oyj..................................    10,568      109,613
    Okmetic Oyj.........................................   318,661    2,359,022
    Oriola-KD Oyj Series B..............................    18,355       56,515
   #Outokumpu Oyj....................................... 2,864,481   30,558,324
    Pohjola Bank P.L.C.................................. 3,363,010   40,919,059
   #Raisio P.L.C. Series V.............................. 1,489,433    4,807,933
   #Rautaruukki Oyj Series K............................ 1,412,365   28,809,709
    Raute Oyj Series A..................................    26,100      351,971
   #Sanoma Oyj..........................................    12,688      222,129
    Sievi Capital P.L.C.................................    11,900       41,044
   *Stonesoft Oyj.......................................    93,574       76,464
   *Tecnomen Lifetree Oyj............................... 1,250,943      771,177
    Tieto Oyj...........................................     5,816       86,228
   *Tiimari P.L.C.......................................    39,650       15,383
    Tikkurila Oyj.......................................   399,636    9,015,391
   *Trainers' House P.L.C...............................    95,152       39,473
   *Trctia Oyj..........................................   226,209      166,794
    Turkistuottajat Oyj.................................    15,151      316,254
    Viking Line Abp.....................................    17,127      660,577
                                                                   ------------
TOTAL FINLAND...........................................            224,882,675
                                                                   ------------
FRANCE -- (5.3%)
   *Altamir Amboise SA..................................     3,953       42,168
  #*Altran Technologies SA..............................   583,719    4,645,509
    Arkema SA...........................................   974,816   95,102,299
    Atos SA.............................................   332,462   18,310,402
    Aubay SA............................................    68,462      629,437
    Bonduelle SCA.......................................    50,242    4,823,584
    Bongrain SA.........................................   158,857   14,824,798
   *Boursorama SA.......................................     2,207       25,440
    Burelle SA..........................................    11,385    3,973,626
   *Cegedim SA..........................................       236       12,711
    CEGID Group SA......................................    11,472      330,673
   *Cie Generale de Geophysique - Veritas SA............   541,663   18,190,192
    Ciments Francais SA.................................    36,639    3,782,035
  #*Club Mediterranee SA................................   398,868    9,453,590
   #Damartex SA.........................................       800       25,894
    Delachaux SA........................................     6,182      713,264
    Esso S.A.F..........................................    22,606    2,769,863
  #*Establissements Maurel et Prom SA...................    63,107    1,448,587

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
FRANCE -- (Continued)
   *Etam Developpement SA................................    39,119 $ 1,351,804
    Euler Hermes SA......................................    21,182   1,859,839
  #*Euro Disney SCA......................................    83,051     803,246
    Fleury Michon SA.....................................    17,956     891,148
    Flo Groupe SA........................................    43,984     367,807
   #Fromageries Bel SA...................................     3,875     861,406
   *Gascogne SA..........................................    20,822   1,252,960
    Gaumont SA...........................................    22,166   1,193,655
    Gevelot SA...........................................     4,329     373,495
   *GFI Informatique SA..................................   897,652   5,050,314
    GL Events SA.........................................     4,483     154,916
    Groupe Guillin SA....................................       480      47,179
   *Groupe Partouche SA..................................     5,188      18,169
    Groupe Steria SCA....................................   388,742   9,837,813
    Guerbet SA...........................................    11,535   1,341,768
   *Haulotte Group SA....................................    25,220     479,369
    Havas SA............................................. 7,563,593  35,403,851
   *Idsud SA.............................................     2,129      84,369
   *Immobiliere et Hoteliere SA..........................    27,700      51,345
   *Jacquet Metal Service SA.............................   173,246   3,731,232
    Korian SA............................................     7,325     169,025
   *Lafuma SA............................................    19,945     625,164
    Lisi SA..............................................    54,181   5,327,377
    Manutan International SA.............................    24,217   1,696,471
    Mersen SA............................................    87,599   4,733,913
   *MGI Coutier SA.......................................    10,254     640,804
   *Montupet SA..........................................   168,782   1,707,505
    Mr. Bricolage SA.....................................   125,040   2,207,374
    Nexans SA............................................   601,472  51,897,109
    Nexity SA............................................   301,702  13,586,281
  #*Orco Property Group SA...............................     8,452      92,584
    Osiatis SA...........................................     1,618      13,258
    Paris Orleans et Cie SA..............................     5,772     152,000
   #Pierre & Vacances SA.................................    77,783   6,149,217
    Plastic Omnium SA....................................   561,508  19,464,077
    Plastivaloire SA.....................................    32,225   1,223,488
    PSB Industries SA....................................    14,760     602,668
    Rallye SA............................................   436,161  17,017,156
    Remy Cointreau SA....................................   110,446   9,855,946
    Rexel SA.............................................   649,537  14,122,750
    Robertet SA..........................................     1,131     201,784
    Rougier SA...........................................    10,353     548,878
    SA des Ciments Vicat.................................        66       4,880
    Sabeton SA...........................................    18,460     349,309
    SAM SA...............................................       600      32,291
    SAMSE SA.............................................       243      24,482
    Securidev SA.........................................    16,908     984,284
   #Sequana SA...........................................    15,209     182,999
   *Societe Anonyme d'Explosifs et de Produits Chimiques
     SA..................................................       312     119,793
   #Societe des Bains de Mer et du Cercle des Etrangers
     a Monaco SA.........................................    70,640   4,411,550
  #*Soitec SA............................................ 1,146,040  10,235,207
   *Spir Communication SA................................     9,585     508,423
   *Ste Industrielle d'Aviation Latecoere SA.............    92,999   1,349,189
    Sucriere de Pithiviers Le Vieil SA...................     3,377   4,079,757
  #*Technicolor SA....................................... 2,096,596  11,573,184
    Teleperformance SA...................................   355,027   9,146,619
  #*Theolia SA...........................................    92,380     157,199
   *Tivoly SA............................................     1,755      37,824
    Tonnellerie Francois Freres SA.......................     5,958     262,028
    Touax SA.............................................       139       5,742
    Trigano SA...........................................    71,381   1,906,755

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
FRANCE -- (Continued)
    Valeo SA............................................   685,498 $ 41,994,714
    Vilmorin & Cie SA...................................    25,479    2,759,283
    Vranken Pommery Monopole SA.........................    69,559    3,421,283
   *Zueblin Immobiliere France SA.......................     7,268       35,933
                                                                   ------------
TOTAL FRANCE............................................            489,877,314
                                                                   ------------
GERMANY -- (5.7%)
    A.S. Creation Tapeton AG............................    21,970      924,614
   *AAP Implantate AG...................................    56,141       73,048
  #*Aareal Bank AG......................................   599,915   17,782,562
   *ADVA AG Optical Networking..........................    26,800      164,871
  #*Air Berlin P.L.C....................................    28,579      122,185
   *Allgeier Holding AG.................................       257        4,503
    Analytik Jena AG....................................    89,486    1,113,961
   *Andreae-Noris Zahn AG...............................    37,245    1,503,670
    AUGUSTA Technologie AG..............................    95,227    2,352,758
    Aurubis AG.......................................... 1,045,010   64,688,456
   *Baader Bank AG......................................   431,764    1,695,029
  #*Balda AG............................................    29,304      351,725
   #BayWa AG............................................     2,335       95,733
   *Beate Uhse AG.......................................    54,275       24,845
    Bechtle AG..........................................   192,431    8,819,749
   *Beta Systems Software AG............................    62,550      215,422
    Bilfinger Berger SE.................................   956,696   94,354,644
   *Biolitec AG.........................................    28,903      117,899
   #Biotest AG..........................................    53,448    3,900,842
  #*BMP Media Vestors AG................................     5,640        8,994
  #*Borussia Dortmund GmbH & Co. KGaA...................   331,695    1,246,477
    Celesio AG..........................................    26,134      502,267
   *Centrosolar Group AG................................     1,543        7,673
   *Centrotherm Photovoltaics AG........................     2,691       92,109
    Cewe Color Holding AG...............................     8,413      368,704
    Comdirect Bank AG...................................   408,840    4,283,811
   *Constantin Medien AG................................   266,344      669,129
    CropEnergies AG.....................................    12,594       98,678
    D. Logistics AG.....................................   414,875      832,349
    DAB Bank AG.........................................    30,661      152,755
    Data Modul AG.......................................    23,445      436,649
   *DEAG Deutsche Entertainment AG......................   188,815      667,670
    Deutsche Beteiligungs AG............................     6,113      162,249
   *Deutz AG............................................   616,922    5,956,345
    Dierig Holding AG...................................     8,250      159,292
   #Dr. Hoenle AG.......................................    31,549      566,178
    Duerr AG............................................   138,957    6,209,106
    DVB Bank SE.........................................   155,010    5,530,832
    Eckert & Ziegler AG.................................    61,457    2,499,351
    Elmos Semiconductor AG..............................    67,127      880,174
   *Energiekontor AG....................................   115,851      925,374
   *Euromicron AG.......................................       162        4,874
   *Evotec AG...........................................     6,466       19,498
   *First Sensor AG.....................................    14,797      214,372
   #Freenet AG..........................................   666,019    8,057,050
   #Gesco AG............................................    11,877    1,140,236
    GFT Technologies AG.................................   333,736    1,566,523
   *Gigaset AG..........................................     9,713       44,594
  #*Gildemeister AG.....................................   748,660   13,722,602
   *Grammer AG..........................................    88,885    2,086,837
    Grenkeleasing AG....................................       140        8,380
  #*Heidelberger Druckmaschinen AG...................... 3,386,490    9,591,322
    Hoeft & Wessel AG...................................    63,817      334,002
    Indus Holding AG....................................    65,850    2,043,237

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
GERMANY -- (Continued)
    Isra Vision Systems AG.............................    32,824 $   941,545
   *IVG Immobilien AG.................................. 1,307,600   8,993,287
   *Jenoptik AG........................................   839,839   6,533,830
   *Kampa AG...........................................    31,214       2,865
   *Kizoo AG...........................................    26,710     346,497
   #Kloeckner & Co. SE................................. 1,373,224  33,440,054
    Koenig & Bauer AG..................................       770      14,842
    Kontron AG.........................................   374,281   3,751,250
    Krones AG..........................................   116,491   8,917,180
    KSB AG.............................................     6,000   4,869,270
    KWS Saat AG........................................    27,608   5,802,414
    Lanxess AG.........................................   310,001  24,882,772
   #Leifheit AG........................................    56,759   1,648,294
    Leoni AG...........................................   378,302  21,283,860
   *Loewe AG...........................................    62,273     358,412
   *M & S Elektronik AG................................    19,600         451
   *Mannheimer AG Holding..............................    10,000      60,810
  #*Manz AG............................................       505      18,840
    Mediclin AG........................................   845,838   4,976,729
   *Medigene AG........................................     1,558       3,016
    Medion AG..........................................   419,596   7,717,373
   *Mosaic Software AG.................................    12,800         552
   *Nexus AG...........................................   235,087   2,439,799
   *Norddeutsche Steingut AG...........................     8,917      80,891
  #*Nordex SE..........................................    10,327      74,274
    Nordwest Handel AG.................................    11,313     191,348
  #*Pfleiderer AG...................................... 1,105,768     899,319
    PNE Wind AG........................................    38,800     109,496
   #Praktiker AG.......................................   942,134   3,316,003
    Progress-Werk Oberkirch AG.........................     1,159      71,643
  #*Q-Cells SE.........................................   418,299     732,310
   *QSC AG.............................................     5,280      19,645
   *REALTECH AG........................................    39,767     344,680
    Rheinmetall AG.....................................   358,492  30,006,057
   *Rohwedder AG.......................................    44,910       8,518
  #*Roth & Rau AG......................................     4,775     149,945
    Ruecker AG.........................................    23,746     379,633
   *Senator Entertainment AG...........................    10,730       7,631
  #*Singulus Technologies AG...........................   870,522   4,362,105
    Sixt AG............................................   256,942   6,754,547
    SKW Stahl-Metallurgie Holding AG...................     2,711      66,181
  #*Sky Deutschland AG.................................   921,657   4,356,180
   #Solarworld AG......................................   271,470   3,097,227
  #*Solon SE...........................................   130,131     350,666
    Stoehr & Co. AG....................................    44,310     201,065
   #Suedzucker AG......................................   765,460  26,989,703
   *Sunways AG.........................................     7,502      31,538
   *Suss Microtec AG...................................   337,217   4,206,464
    Syzygy AG..........................................   148,692     789,834
   *TAG Immobilien AG..................................     1,932      19,432
   *Technotrans AG.....................................    47,535     385,504
   *Textilgruppe Hof AG................................    22,530     239,627
  #*TUI AG............................................. 2,408,454  22,259,809
    UMS United Medical Systems International AG........    64,413     713,692
   *UmweltBank AG......................................    24,780     866,350
  #*Verbio AG..........................................    10,051      45,613
   *Vestcorp AG........................................   133,777     198,814
   *Vivacon AG.........................................   236,896     281,549
    VTG AG.............................................     4,897     126,258
   #Wacker Neuson SE...................................   353,092   6,231,773
    Washtec AG.........................................       147       2,209

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
GERMANY -- (Continued)
    Westag & Getalit AG.................................    10,446 $    284,609
    Wuerttembergische Lebensversicherung AG.............    14,461      362,772
   #Wuerttembergische Metallwarenfabrik AG..............    80,490    3,180,492
   *Zapf Creation AG....................................    10,032       11,964
                                                                   ------------
TOTAL GERMANY...........................................            529,207,521
                                                                   ------------
GREECE -- (0.4%)
    Alapis Holding Industrial & Commercial S.A. of
      Pharmaceutical Chemical Products..................   419,064      210,123
   *Alco Hellas ABEE S.A................................    21,401       15,415
   *Alpha Bank A.E......................................   482,301    2,114,271
   *Anek Lines S.A......................................   980,810      253,468
   *Athens Medical Center S.A...........................   131,238       79,339
   *Atlantic Supermarkets S.A...........................   129,593       14,897
   *Atti-Kat S.A........................................ 1,024,038       58,808
    Bank of Greece S.A..................................    62,144    2,214,365
   *Bitros Holdings S.A.................................    10,697        9,363
    Diagnostic & Therapeutic Center of Athens Hygeia
      S.A...............................................    38,274       18,710
  #*EFG Eurobank Ergasias S.A...........................   879,420    3,418,154
   *Elgeka S.A..........................................    68,194       60,848
   *Ellaktor S.A........................................   696,216    2,702,485
   *Elval - Hellenic Aluminium Industry S.A.............    51,537      110,304
   *Ergas S.A...........................................   104,948       21,112
   *ETEM S.A............................................    61,884       48,020
   *Etma Rayon S.A......................................    39,176       79,372
   *Euromedica S.A......................................     8,727        4,005
   *Forthnet S.A........................................   522,040      307,419
   *GEK Terna S.A.......................................   109,142      308,939
   *Halkor S.A..........................................   184,662      265,438
   *Hellenic Cables S.A.................................   112,682      290,670
   *Hellenic Sugar Industry S.A.........................    16,183       21,622
    Inform P. Lykos S.A.................................    31,426       46,534
   *Intracom Holdings S.A............................... 2,266,979    1,402,976
   *Intracom Technical & Steel Constructions S.A........    33,885       32,651
    J&P-Avax S.A........................................   122,439      161,784
    Karatzis S.A........................................    15,860       44,164
   *Kathimerini Publishing S.A..........................    69,790      341,471
   *Loulis Mills S.A....................................    99,368      252,001
    Marfin Investment Group S.A......................... 7,041,605    4,552,171
  #*Marfin Popular Bank PCL............................. 5,981,325    4,464,609
    Michaniki S.A....................................... 1,486,743      491,697
   *Nirefs Acquaculture S.A.............................   219,446      220,873
   *Parnassos Enterprises S.A...........................    25,676       20,259
   *Pegasus Publishing S.A..............................   217,030       90,381
  #*Piraeus Bank S.A.................................... 2,943,265    3,807,899
   *Proton Bank S.A.....................................   814,933      667,366
   *Real Estate Development & Services S.A..............   127,940      217,230
   *S&B Industrial Minerals S.A.........................   140,330      849,532
   *Sanyo Hellas S.A....................................   458,186       59,181
   *Selected Textile S.A................................   205,564      114,858
   *Sfakianakis S.A.....................................    11,965       24,944
   *Sidenor Steel Products Manufacturing Co. S.A........   269,741    1,190,475
   *Spyroy Agricultural Products S.A....................    94,752       74,850
   *T Bank S.A.......................................... 1,213,347       69,572
   *Technical Olympic S.A...............................   257,710      630,327
   *Teletypos S.A. Mega Channel.........................    13,306       31,243
   *Themeliodomi S.A....................................   140,360       74,623
    Thrace Plastics Co. S.A.............................   135,583       99,462
   *Viohalco S.A........................................   471,340    2,815,122
   *Vioter S.A..........................................   191,557       38,516
   *Vis Container Manufacturing Co. S.A.................    12,411       14,787
                                                                   ------------
TOTAL GREECE............................................             35,528,705
                                                                   ------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
HONG KONG -- (2.6%)
    Allan International Holdings, Ltd..................     102,000 $    38,695
    Allied Group, Ltd..................................   2,157,000   7,333,404
    Allied Properties (H.K.), Ltd......................  40,152,372   7,882,000
   *Apac Resources, Ltd................................   7,660,000     407,509
   *APT Satellite Holdings, Ltd........................   2,301,750     507,131
    Asia Financial Holdings, Ltd.......................   4,080,106   1,750,451
    Asia Standard Hotel Group, Ltd.....................   2,275,800     271,264
    Asia Standard International Group, Ltd.............   2,554,000     628,822
   *Associated International Hotels, Ltd...............   1,683,000   3,712,228
   *Beijing Yu Sheng Tang Pharmaceutical Group, Ltd....   3,528,000      61,232
   *Bel Global Resources Holdings, Ltd.................  16,756,000     305,290
   *Burwill Holdings, Ltd..............................     818,000      30,893
    CCT Telecom Holdings, Ltd..........................     140,000      16,344
    Century City International Holdings, Ltd...........  30,527,300   2,227,342
   *Century Sunshine Group Holdings, Ltd...............   6,080,000     187,226
    Champion Technology Holdings, Ltd.................. 120,893,336   2,482,654
    Chen Hsong Holdings, Ltd...........................   1,508,000     707,583
    Cheuk Nang Holdings, Ltd...........................   4,083,926   2,023,580
    Chevalier International Holdings, Ltd..............   2,406,491   3,180,141
    China Motor Bus Co., Ltd...........................      38,600     352,911
   *China Ocean Shipbuilding Industry Group, Ltd.......  13,000,000     256,558
   *China Renji Medical Group, Ltd..................... 166,994,000   1,285,599
   *China Yunnan Tin Minerals Group Co., Ltd...........  44,794,068     344,814
    Chinney Investments, Ltd...........................   1,924,000     294,697
    Chong Hing Bank, Ltd...............................     579,000   1,223,160
   *Chuang's China Investments, Ltd....................  21,336,000   1,190,105
    Chuang's Consortium International, Ltd.............  20,977,773   2,607,646
    Chun Wo Development Holdings, Ltd..................   7,557,143     420,629
    Continental Holdings, Ltd..........................   1,250,000      23,376
    Cosmos Machinery Enterprises, Ltd..................   1,099,400     124,192
  #*CSI Properties, Ltd................................ 123,730,934   4,286,067
   *Dan Form Holdings Co., Ltd.........................  19,606,896   1,886,270
  #*Dejin Resources Group Co., Ltd.....................  18,322,000     493,804
   *Digitalhongkong.com, Ltd...........................     224,377      32,943
    DVN Holdings, Ltd..................................   8,242,609     474,952
    Easyknit International Holdings, Ltd...............     141,344      87,817
    Emperor Entertainment Hotel, Ltd...................     310,000      71,623
    Emperor International Holdings, Ltd................  21,038,333   4,832,099
   *EPI Holdings, Ltd..................................  31,316,388     886,441
   *eSun Holdings, Ltd.................................  11,652,400   3,206,705
   *Ezcom Holdings, Ltd................................      67,280         414
    Far East Consortium International, Ltd.............   4,913,113   1,090,891
   *First Natural Foods Holdings, Ltd..................   6,810,000          --
    Fountain SET Holdings, Ltd.........................  17,144,000   3,232,703
   *Frasers Property China, Ltd........................  41,172,000     992,689
   *Freeman Corp., Ltd.................................  21,875,000     334,243
    Get Nice Holdings, Ltd.............................  78,604,000   5,035,397
   *Global Green Tech Group, Ltd.......................  64,707,136     722,312
    Gold Peak Industries Holding, Ltd..................   7,170,907     938,699
    Golden Resources Development International, Ltd....  11,811,000     756,202
   *Grande Holdings, Ltd...............................   3,082,000     162,132
    Great Eagle Holdings, Ltd..........................   4,205,177  13,849,000
   *Guangnan Holdings, Ltd.............................     142,000      24,026
  #*Hang Fung Gold Technology, Ltd.....................  10,027,108          --
    Hannstar Board International Holdings, Ltd.........   2,136,000     232,260
    Hanny Holdings, Ltd................................   5,618,491     215,997
    Harbour Centre Development, Ltd....................   2,295,000   3,030,920
    High Fashion International, Ltd....................     996,000     410,302
   #HKR International, Ltd.............................  18,133,598  10,278,599
    Hon Kwok Land Investment Co., Ltd..................   7,798,935   2,811,443
   *Hong Fok Land, Ltd.................................   4,248,000       5,451

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
HONG KONG -- (Continued)
    Hong Kong & Shanghai Hotels, Ltd...................   1,725,420 $ 2,723,943
    Hong Kong Ferry Holdings, Ltd......................   1,791,000   1,660,283
   *Hong Kong Parkview Group, Ltd......................     482,000      88,263
    Hongkong Chinese, Ltd..............................  23,331,100   4,096,699
  #*Huafeng Group Holdings, Ltd........................  25,812,000     990,879
    Hung Hing Printing Group, Ltd......................   1,021,275     327,785
   *I-Cable Communications, Ltd........................   3,834,000     344,211
   *IDT International, Ltd.............................   2,200,000      43,966
    IPE Group, Ltd.....................................     375,000      46,656
    ITC Corp., Ltd.....................................   6,712,655     287,395
   *ITC Properties Group, Ltd..........................     915,000     224,215
   *Jinchang Pharmaceutical Holdings, Ltd..............     507,600          --
   *Jinhui Holdings, Ltd...............................   2,729,000     553,156
   *Jiuzhou Development Co., Ltd.......................  18,642,000   1,294,285
   #K Wah International Holdings, Ltd..................   1,392,031     487,050
    Kam Hing International Holdings, Ltd...............      58,000       6,769
    Kantone Holdings, Ltd..............................  38,873,975     429,002
    Keck Seng Investments (Hong Kong), Ltd.............   2,936,000   1,378,957
    Kin Yat Holdings, Ltd..............................     918,000     297,820
    Kowloon Development Co., Ltd.......................   6,952,277   9,357,687
    Kwoon Chung Bus Holdings, Ltd......................   1,432,000     338,067
   *Lai Sun Development Co., Ltd....................... 143,642,000   3,771,555
   *Lai Sun Garment International, Ltd.................  35,306,000   3,898,271
    Lam Soon Hong Kong, Ltd............................     175,250     157,312
    Li Heng Chemical Fibre Technologies, Ltd...........  11,011,000   1,374,911
    Lippo China Resources, Ltd.........................   6,962,000     195,445
    Lippo, Ltd.........................................   4,789,500   1,971,325
    Liu Chong Hing Investment, Ltd.....................   2,540,000   2,989,884
    Luen Thai Holdings, Ltd............................   3,440,000     331,347
   #Luks Industrial Group, Ltd.........................     982,642     229,376
    Magnificent Estates, Ltd...........................  43,674,600   1,843,782
    Melco International Development, Ltd...............  11,117,000  13,731,178
    Miramar Hotel & Investment Co., Ltd................   1,736,000   2,161,975
   *Mongolia Energy Corp, Ltd..........................   1,848,000     234,273
    Nanyang Holdings, Ltd..............................     101,350     338,244
    National Electronics Holdings, Ltd.................   5,104,000     622,419
    Neo-Neon Holdings, Ltd.............................     930,500     262,500
   *Neptune Group, Ltd.................................     320,000       5,947
    New Century Group Hong Kong, Ltd...................   1,752,000      44,564
   *New City China Development, Ltd....................       6,760         230
   *New Smart Energy Group, Ltd........................  56,850,000     562,452
  #*New Times Energy Corp, Ltd......................... 126,612,000   1,721,384
   *Next Media, Ltd....................................   1,774,000     248,203
   *Norstar Founders Group, Ltd........................     456,000          --
  #*North Asia Resources Holdings, Ltd.................  15,435,000   1,472,955
   *Orange Sky Golden Harvest Entertainment Holdings,
     Ltd...............................................     380,000      16,264
   *Orient Power Holdings, Ltd.........................   2,182,573      52,648
    Pacific Andes International Holdings, Ltd..........  22,714,618   2,592,929
   #Pacific Basin Shipping, Ltd........................     419,000     229,612
   *Pacific Century Premium Developments, Ltd..........  22,872,000   4,373,243
    Paliburg Holdings, Ltd.............................  12,615,041   4,755,783
    Playmates Holdings, Ltd............................   2,729,700     990,062
    Pokfulam Development Co., Ltd......................     268,000     281,037
    Polytec Asset Holdings, Ltd........................  34,759,190   4,452,155
    Public Financial Holdings, Ltd.....................   2,160,444   1,231,297
   *PYI Corp., Ltd.....................................  76,523,525   3,329,075
   #Regal Hotels International Holdings, Ltd...........   3,838,623   1,553,898
    Rivera Holdings, Ltd...............................   4,405,468     169,672
    Roadshow Holdings, Ltd.............................   2,956,000     269,167
    Samling Global, Ltd................................   6,504,000     691,460
    Samson Paper Holdings, Ltd.........................      68,000       4,128

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
HONG KONG -- (Continued)
   *San Miguel Brewery Hong Kong, Ltd..................  1,130,400 $    218,010
   *Sanyuan Group, Ltd.................................    258,750        4,980
    SEA Holdings, Ltd..................................  1,635,000      917,908
    Shenzhen High-Tech Holdings, Ltd...................  2,776,000      195,922
    Shougang Concord Century Holdings, Ltd.............  3,948,115      257,836
   *Shougang Concord Technology Holdings, Ltd..........    570,000       30,743
    Shui On Construction & Materials, Ltd..............  2,598,553    3,400,665
   *Shun Ho Resources Holdings, Ltd....................    506,000       84,900
   #Shun Tak Holdings, Ltd............................. 22,298,215   14,670,022
   *Sino-i Technology, Ltd............................. 47,325,436      211,726
    South China (China), Ltd........................... 10,657,216      738,360
   *South China Holdings, Ltd..........................  1,740,800      103,948
   *South China Land, Ltd.............................. 26,215,066      419,565
    Stelux Holdings International, Ltd.................  2,502,254      345,970
    Styland Holdings, Ltd..............................  1,727,879        3,871
    Sun Hung Kai & Co., Ltd............................  3,089,200    2,265,161
   *Sunway International Holdings, Ltd.................    834,000       28,572
   *Superb Summit International Timber Co., Ltd........ 44,295,000    1,706,084
   *Sustainable Forest Holdings, Ltd................... 26,717,250    1,368,586
    Symphony Holdings, Ltd.............................  7,640,250      455,842
    Tai Cheung Holdings, Ltd...........................  5,204,000    4,103,385
    Tai Sang Land Development, Ltd.....................    857,900      380,870
   *Talent Property Group, Ltd.........................  1,050,000       45,966
   #Tan Chong International, Ltd.......................  3,984,000      929,330
    Tern Properties Co., Ltd...........................    168,000       71,087
   *Tian Teck Land, Ltd................................    790,000      699,541
    Tungtex Holdings Co., Ltd..........................    160,000       26,317
    Tysan Holdings, Ltd................................    746,000      146,413
    Upbest Group, Ltd..................................  2,780,000      340,141
   *U-Right International Holdings, Ltd................ 39,602,000       71,138
    Varitronix International, Ltd......................    784,000      499,045
    Vedan International Holdings, Ltd..................  4,672,000      365,366
    Victory City International Holdings, Ltd........... 17,824,745    3,104,791
    Wang On Group, Ltd................................. 42,397,064      543,391
   *Warderly International Holdings, Ltd...............  1,705,000      105,007
    Win Hanverky Holdings, Ltd.........................    446,000       57,316
    Wing On Co. International, Ltd.....................  2,756,500    5,835,817
    Wing Tai Properties, Ltd...........................  1,066,749      426,097
    Wong's International (Holdings), Ltd...............    133,000       32,546
    Y. T. Realty Group, Ltd............................    100,000       25,867
    Yau Lee Holdings, Ltd..............................  1,409,750      202,520
    Yugang International, Ltd.......................... 31,502,000      286,912
                                                                   ------------
TOTAL HONG KONG........................................             236,126,461
                                                                   ------------
IRELAND -- (0.2%)
   *Aer Lingus Group P.L.C.............................  1,476,848    1,435,989
   *Allied Irish Banks P.L.C...........................  5,383,189      799,209
   *Anglo Irish Bank Corp. P.L.C.......................    708,018      220,766
    Dragon Oil P.L.C...................................    111,469      993,525
    FBD Holdings P.L.C.................................     25,240      249,611
   *Governor & Co. of the Bank of Ireland P.L.C. (The).  3,534,044      535,577
    Grafton Group P.L.C................................  1,231,837    5,148,353
    Greencore Group P.L.C..............................      9,863       13,302
   *Irish Life & Permanent Group Holdings P.L.C........  2,076,439      142,960
   *McInerney Holdings P.L.C...........................    360,646       20,521
   *Qualceram Shires P.L.C.............................     30,338        3,487
   *Smurfit Kappa Group P.L.C..........................  1,132,203   11,654,276
                                                                   ------------
TOTAL IRELAND..........................................              21,217,576
                                                                   ------------
ISRAEL -- (0.8%)
   *Africa Israel Investments, Ltd.....................    760,943    4,570,999

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
ISRAEL -- (Continued)
   *AL-ROV Israel, Ltd..................................     76,638 $ 2,328,408
   *Alvarion, Ltd.......................................  1,155,167   1,739,415
   *Biocell, Ltd........................................     53,650     460,082
    Clal Insurance Enterprises Holdings, Ltd............    203,160   4,558,443
    Dan Vehicle & Transportation D.V.T., Ltd............      6,328      47,961
    Delek - The Israeli Fuel Corp., Ltd.................      3,166      92,162
    Delta-Galil Industries, Ltd.........................     73,579     493,867
    Direct Insurance - I.D.I. Insurance Co., Ltd........     76,454     188,001
   *El Al Israel Airlines, Ltd..........................  2,427,956     631,821
   *Elbit Medical Imaging, Ltd..........................     25,586     152,373
   *Elron Electronic Industries, Ltd....................    173,758     867,457
   *Equital, Ltd........................................      3,538      28,731
    First International Bank of Israel, Ltd.............    478,075   6,882,714
    Formula Systems, Ltd................................    142,615   2,595,311
   *Gilat Satellite Networks, Ltd.......................    330,457   1,601,747
    Harel Insurance Investments & Finances, Ltd.........    107,791   5,624,696
   *Israel Discount Bank, Ltd...........................  3,645,896   7,041,691
    Israel Land Development Co., Ltd. (The).............     51,654     455,526
   *Jerusalem Oil Exploration, Ltd......................    105,408   1,861,949
   *Makhteshim-Agan Industries, Ltd.....................    271,604   1,494,959
   *Menorah Mivtachim Holdings, Ltd.....................     30,072     300,717
    Mizrahi Tefahot Bank, Ltd...........................  1,089,609  11,449,011
   *Ness Technologies, Inc..............................     10,065      76,828
    NetVision, Ltd......................................     53,463     745,252
   *Oil Refineries, Ltd.................................  9,250,798   6,231,083
    Ormat Industries, Ltd...............................    410,331   2,705,172
    Phoenix Holdings, Ltd. (The)........................    258,398     791,618
    Plasson, Ltd........................................      3,034      76,269
   *RADVision, Ltd......................................     91,520     668,314
   *Retalix, Ltd........................................     93,632   1,425,020
   *Scailex Corp, Ltd...................................      7,276     100,149
    Union Bank of Israel, Ltd...........................    577,763   2,661,470
                                                                    -----------
TOTAL ISRAEL............................................             70,949,216
                                                                    -----------
ITALY -- (2.4%)
    Acegas-APS SpA......................................    353,561   1,999,951
   *Aedes SpA...........................................  1,778,972     264,464
    Banca Finnat Euramerica SpA.........................    217,898     125,434
    Banca Piccolo Credito Valtellinese Scarl............  2,180,984   9,004,802
   #Banca Popolare dell'Emilia Romagna Scrl.............    187,636   1,886,188
   *Banca Popolare dell'Etruria e del Lazio Scarl.......  1,385,357   3,884,365
   #Banca Popolare di Milano Scarl...................... 10,151,010  21,896,799
    Banca Popolare di Spoleto SpA.......................        500       1,799
    Banco di Desio e della Brianza SpA..................     11,555      58,038
   #Benetton Group SpA..................................    678,663   4,709,627
   *Brioschi Sviluppo Immobiliare SpA...................    400,009      81,314
  #*Buzzi Unicem SpA....................................  1,174,168  13,758,450
   #C.I.R. SpA - Compagnie Industriali Riunite..........  7,031,716  16,467,355
    Caltagirone Editore SpA.............................    717,734   1,473,625
    Caltagirone SpA.....................................    619,073   1,609,366
   *Carraro SpA.........................................     42,605     178,179
    Cembre SpA..........................................        607       6,110
    Cementir Holding SpA................................  2,053,309   5,329,017
   *Centrale del Latte di Torino & Co. SpA..............    103,570     355,954
    Credito Artigiano SpA...............................  1,258,721   2,201,059
    Credito Emiliano SpA................................    139,914     707,597
    CSP International Fashion Group SpA.................    197,206     330,706
   *d'Amico International Shipping SA...................    126,092     141,389
    Danieli & Co. SpA...................................     99,862   2,667,900
    De Longhi SpA.......................................  1,089,296  13,412,192
   *DeA Capital SpA.....................................    409,306     870,185

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
ITALY -- (Continued)
  #*EEMS Italia SpA....................................    643,828 $    840,795
    Elica SpA..........................................     13,095       23,085
   #ERG SpA............................................    118,750    1,581,496
  #*Eurotech SpA.......................................    208,971      549,515
    Falck Renewables SpA...............................    150,909      257,148
  #*Fondiaria - Sai SpA................................  1,781,588    4,626,811
    Gefran SpA.........................................    136,110      820,952
  #*Gemina SpA......................................... 10,838,913   10,979,805
   *Giovanni Crespi SpA................................    183,802       13,752
   *Gruppo Ceramiche Ricchetti SpA.....................    234,493       80,864
   *I Grandi Viaggi SpA................................    283,577      355,108
   #Immsi SpA..........................................  1,611,464    1,810,764
    Industria Romagnola Conduttori Elettrici SpA.......    156,907      490,921
    Intek SpA..........................................  1,122,064      578,032
   #Italcementi SpA....................................  1,697,092   13,656,120
    Italmobiliare SpA..................................    179,678    6,309,696
    KME Group SpA......................................  6,252,112    2,682,893
  #*Milano Assicurazioni SpA........................... 19,395,953    8,470,034
   *Monrif SpA.........................................    181,942       97,943
  #*Montefibre SpA.....................................  1,337,339      279,144
   *Olidata SpA........................................      5,040        3,247
   *Pagnossin SpA......................................     79,000           --
    Pirelli & Co. SpA..................................  3,345,418   34,687,489
   *Poligrafici Editoriale SpA.........................    212,566      136,403
  #*Prelios SpA........................................  6,738,218    3,673,854
  #*Premafin Finanziaria SpA...........................  5,629,637    2,985,819
   *Reno de Medici SpA.................................  3,313,743    1,089,330
   *Retelit SpA........................................    357,675      204,567
   *Safilo Group SpA...................................    152,885    2,059,658
  #*Seat Pagine Gialle SpA.............................  6,882,657      577,565
   *Snia SpA...........................................    271,793       38,820
   *Societa Partecipazioni Finanziarie SpA.............      4,853          390
    Sol SpA............................................    117,795      974,525
   *Sorin SpA..........................................  1,159,956    3,252,294
   *Uni Land SpA.......................................     37,715       27,313
   *Unipol Gruppo Finanziario SpA...................... 15,593,380    7,189,836
    Vianini Industria SpA..............................    182,204      318,952
    Vianini Lavori SpA.................................    360,716    2,112,816
    Vittoria Assicurazioni SpA.........................      7,453       37,359
                                                                   ------------
TOTAL ITALY............................................             217,296,980
                                                                   ------------
JAPAN -- (20.7%)
    77 Bank, Ltd. (The)................................    313,000    1,372,501
    Achilles Corp......................................  1,146,000    1,647,278
    Adeka Corp.........................................     55,000      566,394
    Agro-Kanesho Co., Ltd..............................     36,000      197,049
   #Ahresty Corp.......................................    300,800    2,566,763
   #Aichi Bank, Ltd. (The).............................    201,500   11,033,578
    Aichi Corp.........................................     62,000      285,394
    Aichi Machine Industry Co., Ltd....................  1,630,000    6,321,177
    Aida Engineering, Ltd..............................  1,217,500    6,405,356
    Aigan Co., Ltd.....................................    406,000    2,192,585
    Airport Facilities Co., Ltd........................    406,000    1,637,257
    Aisan Industry Co., Ltd............................    275,800    2,742,387
    Akita Bank, Ltd. (The).............................  4,182,000   12,749,820
    Alpen Co., Ltd.....................................    277,500    4,799,163
    Alpha Corp.........................................     22,100      276,685
    Alpha Systems, Inc.................................     15,400      240,972
    Alps Logistics Co., Ltd............................      7,200       71,813
   #Altech Co., Ltd....................................    155,700      509,474
    Ando Corp..........................................  1,808,000    2,552,827

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
JAPAN -- (Continued)
    AOC Holdings, Inc...................................   839,300 $ 6,470,636
    AOI Advertising Promotion, Inc......................    11,500      66,438
   #AOI Electronic Co., Ltd.............................    31,700     585,358
    AOKI Holdings, Inc..................................   399,100   6,551,835
    Aomori Bank, Ltd. (The).............................   296,000     951,919
    Aoyama Trading Co., Ltd............................. 1,257,399  21,936,841
    Arakawa Chemical Industries, Ltd....................   317,700   3,092,787
    Araya Industrial Co., Ltd........................... 1,094,000   1,828,983
    Arc Land Sakamoto Co., Ltd..........................    23,700     425,212
   #Arisawa Manufacturing Co., Ltd......................   694,982   3,807,357
    Asahi Kogyosha Co., Ltd.............................   477,000   2,334,031
    Asahi Organic Chemicals Industry Co., Ltd........... 1,334,000   3,656,082
  #*Asanuma Corp........................................   335,000     375,188
   #Asax Co., Ltd.......................................        13      19,395
   *Ashimori Industry Co., Ltd.......................... 1,422,000   2,076,987
    Asia Air Survey Co., Ltd............................    79,000     234,224
    ASKA Pharmaceutical Co., Ltd........................   474,000   3,480,218
    Asti Corp...........................................    81,000     241,810
    Asunaro Aoki Construction Co., Ltd..................   725,000   3,820,362
    Ataka Construction & Engineering Co., Ltd...........   148,000     532,458
    Atsugi Co., Ltd..................................... 5,237,000   6,654,536
    Autobacs Seven Co., Ltd.............................   311,111  14,006,075
    Bank of Iwate, Ltd. (The)...........................   283,000  11,548,525
    Bank of Nagoya, Ltd. (The).......................... 2,653,706   8,325,316
    Bank of Okinawa, Ltd. (The).........................   152,900   7,167,926
    Bank of Saga, Ltd. (The)............................ 2,438,000   6,263,493
    Bank of the Ryukyus, Ltd............................   580,700   7,614,250
    Belc Co., Ltd.......................................    28,800     413,989
   #Belluna Co., Ltd....................................   593,062   4,110,654
  #*Best Denki Co., Ltd................................. 1,729,500   5,416,339
    Bunka Shutter Co., Ltd..............................   622,000   1,854,127
    Cawachi, Ltd........................................   235,000   4,807,966
    Central Glass Co., Ltd.............................. 1,625,000   8,136,097
    Central Security Patrols Co., Ltd...................    41,400     432,664
   *Chiba Kogyo Bank, Ltd. (The)........................    64,100     373,695
    Chiyoda Co., Ltd....................................     5,800      95,644
    Chiyoda Integre Co., Ltd............................    18,500     259,509
    Chodai Co., Ltd.....................................    26,500      72,425
    Chofu Seisakusho Co., Ltd...........................   252,100   6,569,973
    Chubu Shiryo Co., Ltd...............................   278,100   1,900,307
    Chudenko Corp.......................................   584,060   6,853,807
    Chuetsu Pulp & Paper Co., Ltd....................... 2,081,000   3,478,014
   #Chukyo Bank, Ltd. (The)............................. 1,639,000   4,067,126
   *Chuo Denki Kogyo Co., Ltd...........................    19,700      93,470
    Chuo Gyorui Co., Ltd................................   664,000   1,484,269
    Chuo Spring Co., Ltd................................   966,000   3,611,436
    Cleanup Corp........................................   570,200   3,648,959
    CMK Corp............................................   995,800   3,844,158
    Coca-Cola Central Japan Co., Ltd....................   660,800   9,106,361
    Computer Engineering & Consulting, Ltd..............   139,900     742,781
    Corona Corp.........................................   376,300   4,279,627
    Cresco, Ltd.........................................    66,900     478,708
   #Cross Plus, Inc.....................................    81,100     779,683
    CTI Engineering Co., Ltd............................   224,900   1,485,907
    Dai-Dan Co., Ltd....................................   602,000   4,072,224
    Daido Kogyo Co., Ltd................................   479,447   1,059,626
  #*Daiei, Inc. (The)................................... 2,115,450   7,974,357
   *Daiho Corp..........................................   159,000     212,944
    Daiichi Kogyo Seiyaku Co., Ltd......................   609,000   2,123,590
    Daiki Aluminium Industry Co., Ltd...................   232,000     697,605
    Daiko Clearing Services Corp........................   369,200   1,332,459

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
   *Daiko Denshi Tsushin, Ltd............................    12,000 $    28,868
    Daikoku Denki Co., Ltd...............................    47,400     461,597
    Daimaruenawin Co., Ltd...............................    10,600      77,148
    Dainichi Co., Ltd....................................   277,900   2,574,420
    Daisan Bank, Ltd. (The)..............................   541,000   1,277,663
    Daishi Bank, Ltd. (The).............................. 1,716,000   5,230,079
    Daito Bank, Ltd. (The)............................... 2,343,000   1,549,666
    Daiwa Industries, Ltd................................   190,000     990,779
    Daiwa Odakyu Construction Co., Ltd...................   183,000     487,026
   #DC Co., Ltd..........................................   464,500   1,330,515
   #DCM Holdings Co., Ltd................................ 1,158,100   8,797,611
    Denyo Co., Ltd.......................................   256,400   3,429,368
   *Dijet Industrial Co., Ltd............................    33,000      69,375
    DMW Corp.............................................    58,800   1,083,369
    Doutor Nichires Holdings Co., Ltd....................    42,500     564,590
    Dydo Drinco, Inc.....................................    73,500   2,861,904
    Dynic Corp...........................................    37,000      66,648
   #Edion Corp........................................... 1,250,400  12,975,579
    Ehime Bank, Ltd. (The)............................... 1,577,000   4,635,688
   *Eidai Co., Ltd.......................................    58,000     222,521
    Eighteenth Bank, Ltd. (The).......................... 4,180,000  11,330,592
    Eizo Nanao Corp......................................     2,600      48,528
    ESPEC Corp...........................................   442,500   3,233,989
    Excel Co., Ltd.......................................    29,800     311,996
   *F&A Aqua Holdings, Inc...............................     4,100      42,160
    Felissimo Corp.......................................     6,800     103,342
    Fine Sinter Co., Ltd.................................    84,000     272,501
  #*First Baking Co., Ltd................................   442,000     504,252
   #Fuji Furukawa Engineering & Construction Co., Ltd....    37,000      79,106
   #Fuji Soft, Inc.......................................    28,900     430,156
    Fujicco Co., Ltd.....................................   314,600   3,963,000
    Fujikura Kasei Co., Ltd..............................     9,200      51,371
    Fujikura Rubber, Ltd.................................    43,100     185,935
    Fujitec Co., Ltd.....................................       822       4,849
    Fujitsu Frontech, Ltd................................   392,600   2,892,256
    FuKoKu Co., Ltd......................................    23,200     232,003
   #Fukuda Corp..........................................   125,000     481,148
    Fukui Bank, Ltd. (The)...............................    35,000     102,690
    Fukushima Bank, Ltd..................................   645,000     333,820
    Fukusima Industries Corp.............................     1,900      24,097
    Fukuyama Transporting Co., Ltd....................... 2,561,000  14,956,654
    Furusato Industries, Ltd.............................    38,600     279,128
    Fuso Dentsu Co., Ltd.................................    20,000      75,369
    Fuso Pharmaceutical Industries, Ltd..................    75,000     214,110
    Futaba Corp..........................................   850,800  15,502,747
   #Gakken Holdings Co., Ltd............................. 1,799,000   3,926,935
    Gecoss Corp..........................................   452,500   1,991,605
    Godo Steel, Ltd...................................... 3,527,000   8,938,609
    Goldcrest Co., Ltd...................................    42,370     995,074
    Gourmet Kineya Co., Ltd..............................   164,000     958,321
   *GSI Creos Corp.......................................     8,000      12,038
   #Gun Ei Chemical Industry Co., Ltd.................... 1,462,000   4,306,094
    Gunze, Ltd........................................... 2,415,000   9,041,567
    Hakuto Co., Ltd......................................   308,600   3,087,316
    Happinet Corp........................................     1,200      15,165
    Harima Chemicals, Inc................................   399,200   3,201,406
    Haruyama Trading Co., Ltd............................   306,000   1,782,878
   *Hazama Corp.......................................... 1,681,200   2,381,091
   *Heiwa Real Estate Co., Ltd........................... 1,289,500   2,972,853
    Heiwado Co., Ltd.....................................   140,424   1,840,057
    Hibiya Engineering, Ltd..............................   709,800   7,637,872

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Higashi-Nippon Bank, Ltd............................. 1,783,000 $ 3,829,880
    Higo Bank, Ltd. (The)................................   837,000   4,726,186
   #Hitachi Cable, Ltd...................................   909,000   2,615,156
    Hitachi Capital Corp.................................     9,200     135,210
    Hitachi Medical Corp.................................   651,000   8,376,547
    Hitachi Metals Techno, Ltd...........................    53,500     302,052
    Hodogaya Chemical Co., Ltd...........................   149,000     622,877
    Hokkaido Coca-Cola Bottling Co., Ltd.................   466,000   2,361,198
    Hokkan Holdings, Ltd.................................   960,000   3,031,238
    Hokko Chemical Industry Co., Ltd.....................   392,000   1,188,858
    Hokkoku Bank, Ltd. (The)............................. 1,373,000   4,827,821
    Hokuetsu Bank, Ltd. (The)............................ 2,675,000   5,715,535
   #Hokuetsu Kishu Paper Co., Ltd........................ 3,944,774  24,678,045
    Hokuriku Electrical Construction Co., Ltd............   205,000     603,228
    Horipro, Inc.........................................   166,300   1,521,482
    Hosiden Corp.........................................   175,000   1,489,988
   #Hurxley Corp.........................................    18,600     129,988
    Hyakugo Bank, Ltd. (The)............................. 2,185,827   8,658,188
   *Hyakujishi Bank, Ltd. (The).......................... 1,095,000   3,989,246
   #I Metal Technology Co., Ltd..........................   447,000   1,101,748
    Ichikawa Co., Ltd....................................   310,000     669,903
    Ichinen Holdings Co., Ltd............................    12,700      66,140
    Ihara Chemical Industry Co., Ltd.....................   861,000   3,201,473
    IHI Transport Machinery Co., Ltd.....................   297,000   1,662,504
    Imasen Electric Industrial Co., Ltd..................   114,800   1,863,288
  #*Impress Holdings, Inc................................   445,400     656,757
    Inaba Seisakusho Co., Ltd............................    84,000     945,278
    Inabata & Co., Ltd................................... 1,195,600   7,577,675
   #Ines Corp............................................ 1,202,600   9,745,323
    Information Services International-Dentsu, Ltd.......   154,700   1,015,221
   #Innotech Corp........................................   200,900   1,465,765
    Inui Steamship Co., Ltd..............................    91,000     430,383
   *Ishihara Sangyo Kaisha, Ltd..........................    66,000      92,701
    Ishizuka Glass Co., Ltd..............................   676,000   1,405,465
    IT Holdings Corp.....................................   212,900   2,067,238
   #Itochu Enex Co., Ltd.................................   660,500   3,941,427
    Itochu-Shokuhin Co., Ltd.............................    10,200     380,549
   #Itoham Foods, Inc.................................... 2,543,000  10,304,508
    Itoki Corp...........................................   618,200   1,409,745
    Iwai Cosmo Holdings, Inc.............................   117,500     569,367
    Iwaki & Co., Ltd.....................................   773,000   2,096,946
  #*Iwasaki Electric Co., Ltd............................ 1,718,000   5,090,481
   #Iwatsu Electric Co., Ltd.............................   520,000     545,481
    Izumiya Co., Ltd..................................... 1,853,000   8,049,743
    Jalux, Inc...........................................     3,500      33,840
    Japan Carlit Co., Ltd................................     7,200      43,004
    Japan Digital Laboratory Co., Ltd....................   572,800   7,089,025
   #Japan Foundation Engineering Co., Ltd................   590,600   2,262,357
    Japan Medical Dynamic Marketing, Inc.................   457,800   1,051,097
    Japan Oil Transportation Co., Ltd....................   576,000   1,487,384
    Japan Pulp & Paper Co., Ltd.......................... 1,485,000   5,396,316
    Japan Transcity Corp.................................   682,000   2,196,628
    JBIS Holdings, Inc...................................    55,700     195,614
    Jidosha Buhin Kogyo Co., Ltd.........................    40,000     247,115
    JIEC Co., Ltd........................................        50      58,003
    JMS Co., Ltd.........................................   701,000   2,518,245
  #*Joban Kosan Co., Ltd................................. 1,239,000   1,312,263
    J-Oil Mills, Inc.....................................   208,000     627,900
    JSP Corp.............................................    64,500   1,196,003
    Juroku Bank, Ltd.....................................   821,000   2,570,826
    Kaga Electronics Co., Ltd............................   139,300   1,570,810

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
   #Kagoshima Bank, Ltd. (The)........................... 1,734,500 $11,755,698
    Kamei Corp...........................................   526,000   2,952,688
    Kanaden Corp.........................................   472,000   3,443,235
    Kanamoto Co., Ltd....................................   559,000   4,349,722
    Kandenko Co., Ltd.................................... 1,371,000   6,406,803
    Kanematsu Electronics, Ltd...........................    83,400     909,154
   #Kanto Auto Works, Ltd................................   475,300   4,776,197
    Kanto Natural Gas Development Co., Ltd...............   570,000   3,500,646
    Katakura Chikkarin Co., Ltd..........................   250,000     703,697
    Kato Sangyo Co., Ltd.................................    62,300   1,314,505
    Kato Works Co., Ltd.................................. 1,112,000   3,553,722
    KAWADA TECHNOLOGIES, Inc.............................     5,800     102,672
    Kawasaki Kasei Chemicals, Ltd........................   658,000   1,207,021
    Kawasumi Laboratories, Inc...........................   279,000   1,933,280
    Keihanshin Real Estate Co., Ltd......................    56,200     270,063
    Keihin Co., Ltd. (The)...............................    44,000      52,610
    Keiyo Bank, Ltd. (The)...............................    79,000     416,434
   *Kenedix, Inc.........................................     5,714   1,115,376
    Kimura Unity Co, Ltd.................................     1,600      14,498
   #Kitagawa Iron Works Co., Ltd.........................   146,000     285,039
    Kita-Nippon Bank, Ltd. (The).........................   183,600   4,391,232
    Kitano Construction Corp.............................   764,000   1,832,448
    Kitazawa Sangyo Co., Ltd.............................   247,000     520,612
    Kiyo Holdings, Inc...................................   114,000     161,305
    Koa Corp.............................................   272,889   3,327,333
    Koekisha Co., Ltd....................................    69,600   1,106,400
   #Kohnan Shoji Co., Ltd................................   500,400   9,946,638
    Koike Sanso Kogyo Co., Ltd...........................     8,000      22,835
  #*Koito Industries, Ltd................................   377,000     477,498
   #Kojima Co., Ltd......................................   745,300   5,277,727
   *Kokusai Kogyo Holdings Co., Ltd......................    14,000      60,645
    Kokuyo Co., Ltd...................................... 1,900,111  14,266,309
   #Komai Tekko, Inc.....................................   914,000   2,421,713
    Komatsu Seiren Co., Ltd..............................   780,000   3,651,629
   #Komatsu Wall Industry Co., Ltd.......................   169,600   1,582,867
   #Komori Corp.......................................... 1,505,800  12,626,633
  #*Konaka Co., Ltd......................................   698,449   3,206,409
    Kondotec, Inc........................................    32,300     379,312
    Konishi Co., Ltd.....................................   271,900   3,806,175
  #*Kosei Securities Co., Ltd............................   645,000     585,968
    KRS Corp.............................................   166,000   1,817,299
    KU Holdings Co., Ltd.................................   182,600     887,801
   *Kumagai Gumi Co., Ltd................................ 1,370,000   1,368,095
   #Kumiai Chemical Industry Co., Ltd.................... 1,053,000   3,410,499
    Kurabo Industries, Ltd............................... 5,759,000  11,509,178
   #Kurimoto, Ltd........................................ 4,060,000   8,098,483
    Kuroganeya Co., Ltd..................................    99,000     406,052
    Kyodo Printing Co., Ltd.............................. 1,958,000   4,930,057
    Kyoei Sangyo Co., Ltd................................   363,000     714,835
    Kyoei Steel, Ltd.....................................   395,700   6,096,227
   #Kyokuto Boeki Kaisha, Ltd............................   499,000   1,602,377
    Kyokuto Kaihatsu Kogyo Co., Ltd......................   915,850   5,565,208
   *Kyokuto Securities Co., Ltd..........................    23,100     172,692
   #Kyoritsu Maintenance Co., Ltd........................    39,400     643,049
    Kyosan Electric Manufacturing Co., Ltd...............   358,000   2,019,738
    Kyowa Leather Cloth Co., Ltd.........................   391,000   1,425,835
    Kyudenko Corp........................................ 1,079,000   7,566,810
    LEC, Inc.............................................    27,300     497,062
  #*Leopalace21 Corp..................................... 4,930,515   7,147,611
   *Lonseal Corp.........................................   306,000     389,148
  #*Look, Inc............................................   101,000     251,826

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
   #Macnica, Inc.........................................   225,000 $ 5,349,846
    Maeda Corp........................................... 4,690,000  15,387,418
   #Maeda Road Construction Co., Ltd..................... 1,615,000  15,671,690
  #*Maezawa Industries, Inc..............................   279,600     865,514
    Maezawa Kasei Industries Co., Ltd....................   197,900   1,948,124
    Maezawa Kyuso Industries Co., Ltd....................   108,000   1,559,068
    Marubun Corp.........................................   449,500   2,232,328
    Marudai Food Co., Ltd................................ 3,070,000  10,531,091
   *Maruei Department Store Co., Ltd.....................   607,400     694,724
    Maruetsu, Inc. (The).................................     2,000       7,405
   *Marufuji Sheet Piling Co., Ltd.......................    12,000      27,039
    Marusan Securities Co., Ltd..........................    43,700     196,758
    Maruwn Corp..........................................   302,600     776,039
    Maruzen Co., Ltd.....................................    20,000     136,920
    Maruzen Showa Unyu Co., Ltd.......................... 1,369,000   4,728,045
   #Maspro Denkoh Corp...................................   427,000   3,548,911
    Matsui Construction Co., Ltd.........................   447,700   1,841,680
    Maxvalu Tokai Co., Ltd...............................    29,400     402,161
   *Meiji Machine Co., Ltd...............................   135,400     300,585
   #Meiwa Estate Co., Ltd................................   452,400   2,704,499
    Mesco, Inc...........................................    38,000     334,386
    Michinoku Bank, Ltd. (The)........................... 2,838,000   5,679,403
    Mie Bank, Ltd. (The).................................   318,000     800,086
    Mikuni Coca-Cola Bottling Co., Ltd...................   474,700   4,286,701
    Mikuni Corp..........................................   180,000     479,560
    Mimasu Semiconductor Industry Co., Ltd...............    22,000     245,359
    Minato Bank, Ltd. (The)..............................   446,000     893,646
    Ministop Co., Ltd....................................    62,500   1,178,693
    Mirait Holdings Corp.................................   310,440   2,563,023
    Mitani Corp..........................................     2,700      34,628
    Mito Securities Co., Ltd.............................   232,000     333,746
   *Mitsuba Corp.........................................   466,000   4,659,548
    Mitsubishi Paper Mills, Ltd.......................... 1,188,000   1,215,074
    Mitsui High-Tec, Inc.................................   373,000   1,824,342
   *Mitsui Home Co., Ltd.................................     2,000      11,092
    Mitsui Knowledge Industry Co., Ltd...................     1,209     185,590
    Mitsumi Electric Co., Ltd............................   360,900   3,492,963
    Mitsumura Printing Co., Ltd..........................    88,000     287,477
    Mitsuuroko Co., Ltd..................................   795,000   4,744,995
   #Miyachi Corp.........................................     3,300      26,141
  #*Miyaji Engineering Group, Inc........................   452,000     595,144
    Miyazaki Bank, Ltd. (The)............................ 2,962,260   6,869,413
    Miyoshi Oil & Fat Co., Ltd........................... 1,023,000   1,484,614
   #Mizuno Corp..........................................   650,000   3,019,562
    Morita Holdings Corp.................................   138,000     822,382
    Morozoff, Ltd........................................   257,000     880,241
    Mory Industries, Inc.................................   637,000   2,712,798
    MR MAX Corp..........................................   646,600   2,770,376
    Murakami Corp........................................     4,000      51,369
    Musashino Bank, Ltd..................................   210,300   7,410,255
   #Mutoh Holdings Co., Ltd..............................   240,000     507,860
    Nagano Bank, Ltd. (The).............................. 1,582,000   3,429,058
    Nagase & Co., Ltd....................................   284,000   3,749,249
   #Nakabayashi Co., Ltd.................................   964,000   2,718,692
    Nakano Corp..........................................    17,500      44,286
   *Nakayama Steel Works, Ltd............................ 3,072,000   4,172,815
    Nanto Bank, Ltd. (The)...............................    30,000     159,390
    NEC Capital Solutions, Ltd...........................   221,000   2,968,080
   *Neturen Co., Ltd.....................................   287,700   2,543,800
    NIC Corp.............................................    91,800     401,079
    Nice Holdings, Inc................................... 1,529,000   3,074,976

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Nichia Steel Works, Ltd..............................   890,200 $ 2,292,061
    Nichiban Co., Ltd....................................   616,000   2,305,477
    Nichiha Corp.........................................   252,300   2,440,182
    Nichimo Co., Ltd.....................................   920,000   1,726,521
    Nichireki Co., Ltd...................................   604,000   3,010,759
   #Nihon Eslead Corp....................................   157,948   1,443,302
    Nihon Kagaku Sangyo Co., Ltd.........................    21,000     159,234
    Nihon Tokushu Toryo Co., Ltd.........................    76,800     321,514
    Nihon Yamamura Glass Co., Ltd........................ 2,503,000   6,923,961
    Nikko Co., Ltd.......................................   537,000   2,028,276
    Nippo Corp........................................... 1,787,000  14,370,773
    Nippon Beet Sugar Manufacturing Co., Ltd............. 3,263,000   7,484,488
    Nippon Chemical Industrial Co., Ltd.................. 1,950,000   4,374,148
   #Nippon Chutetsukan K.K...............................   576,000   1,413,340
   #Nippon Concrete Industries Co., Ltd.................. 1,107,000   2,913,034
    Nippon Densetsu Kogyo Co., Ltd.......................   209,000   2,241,603
    Nippon Denwa Shisetu Co., Ltd........................   843,000   2,720,951
    Nippon Felt Co., Ltd.................................    73,100     369,147
    Nippon Fine Chemical Co., Ltd........................   205,700   1,409,554
    Nippon Flour Mills Co., Ltd.......................... 1,178,000   5,584,534
    Nippon Hume Corp.....................................   555,000   2,213,548
    Nippon Jogesuido Sekkei Co., Ltd.....................        59      77,538
  #*Nippon Kinzoku Co., Ltd..............................    60,000     126,912
    Nippon Koei Co., Ltd................................. 1,470,000   5,089,689
    Nippon Konpo Unyu Soko Co., Ltd...................... 1,003,000  11,440,584
    Nippon Light Metal Co., Ltd..........................   508,000   1,073,761
    Nippon Pillar Packing Co., Ltd.......................    65,000     496,186
    Nippon Rietec Co., Ltd...............................    17,000      74,296
    Nippon Road Co., Ltd. (The).......................... 2,090,000   6,196,850
    Nippon Seiki Co., Ltd................................    26,000     308,622
    Nippon Soda Co., Ltd................................. 1,606,000   7,566,666
    Nippon Systemware Co., Ltd...........................   211,200     839,897
    Nippon Tungsten Co., Ltd.............................   192,000     624,120
   *Nippon Yakin Kogyo Co., Ltd..........................   205,500     611,829
    Nippon Yusoki Co., Ltd...............................    36,000      91,667
    Nishikawa Rubber Co., Ltd............................     1,000      11,646
    Nishimatsu Construction Co., Ltd..................... 8,227,073  12,318,081
   *Nishishiba Electric Co., Ltd.........................   103,000     249,422
    Nissan Shatai Co., Ltd...............................   721,000   5,955,873
  #*Nissan Tokyo Sales Holdings Co., Ltd.................     3,000       5,336
    Nisshin Fudosan Co., Ltd.............................   242,200   1,509,626
    Nisshin Oillio Group, Ltd. (The).....................   318,000   1,520,536
    Nissin Corp..........................................   390,000   1,036,583
    Nissin Sugar Manufacturing Co., Ltd.................. 1,235,000   2,930,742
    Nissui Pharmaceutical Co., Ltd.......................   225,800   2,046,904
    Nittan Valve Co., Ltd................................   159,300     634,427
    Nittetsu Mining Co., Ltd............................. 2,032,000   8,959,405
    Nitto FC Co., Ltd....................................   243,100   1,475,641
    Nitto Flour Milling Co., Ltd.........................   370,000   1,410,264
    Nitto Kogyo Corp.....................................    28,200     328,290
    Nitto Seiko Co., Ltd.................................    19,000      53,659
    Nohmi Bosai, Ltd.....................................   167,000   1,089,360
    Nomura Co., Ltd......................................    38,000     114,130
   *Noritsu Koki Co., Ltd................................   534,600   2,979,661
   *NS United Kaiun Kaisha, Ltd..........................   169,000     337,138
    Obayashi Road Corp...................................   862,000   2,234,075
    Ogaki Kyoritsu Bank, Ltd. (The)...................... 1,189,000   3,779,981
    Ohara, Inc...........................................    18,000     192,272
    Oie Sangyo Co., Ltd..................................    11,600     119,718
    Oita Bank, Ltd. (The)................................ 3,400,000  10,187,189
    Okabe Co., Ltd.......................................   530,400   2,748,739

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Okamura Corp.........................................    13,000 $    84,043
  #*OKK Corp.............................................   598,000     859,397
    Okumura Corp......................................... 2,814,000  10,555,506
    Okura Industrial Co., Ltd............................ 1,082,000   3,829,594
    Okuwa Co., Ltd.......................................   184,000   2,176,796
    Olympic Corp.........................................   381,200   2,871,126
   *ONO Sokki Co., Ltd...................................     2,000       5,832
    Onoken Co., Ltd......................................   296,300   2,750,768
    Osaka Organic Chemical Industry, Ltd.................    47,600     248,804
    Osaka Steel Co., Ltd.................................   594,600  11,553,794
    Oyo Corp.............................................   516,400   5,312,359
    P.S. Mitsubishi Construction Co., Ltd................   117,300     441,570
    Pacific Industrial Co., Ltd.......................... 1,167,000   6,329,311
    PanaHome Corp........................................    17,000     120,779
   #Penta-Ocean Construction Co., Ltd.................... 4,990,000  11,436,565
    Piolax, Inc..........................................   244,000   6,033,506
    Pressance Corp.......................................     2,600      36,259
   #Raito Kogyo Co., Ltd................................. 1,264,700   4,608,513
  #*Renown, Inc..........................................   975,160   1,910,537
    Rheon Automatic Machinery Co., Ltd...................   319,000     786,023
    Rhythm Watch Co., Ltd................................ 3,189,000   4,917,938
    Ricoh Leasing Co., Ltd...............................    73,300   1,760,906
   *Right On Co., Ltd....................................   116,800     657,304
    Riken Keiki Co., Ltd.................................    27,000     238,648
    Riken Technos Corp...................................   925,000   3,344,797
    Riken Vitamin Co., Ltd...............................    23,900     667,721
   *Riso Kagaku Corp.....................................   204,482   3,180,386
    Roland Corp..........................................   145,400   1,338,267
   #Round One Corp....................................... 2,521,100  20,293,299
    Ryoden Trading Co., Ltd..............................   828,000   5,396,072
    Ryosan Co., Ltd......................................   677,900  14,687,587
   #Ryoyo Electro Corp...................................   778,100   7,735,856
    S Foods, Inc.........................................     6,000      51,364
   *Sakai Chemical Industry Co., Ltd..................... 1,799,000   8,054,245
    Sakai Heavy Industries, Ltd..........................   799,000   1,632,455
    Sakata INX Corp......................................   193,000     991,239
    Sala Corp............................................   274,000   1,526,443
    San-Ai Oil Co., Ltd.................................. 1,321,000   7,450,931
    Sangetsu Co., Ltd....................................    21,800     559,102
    San-in Godo Bank, Ltd. (The)......................... 2,375,000  18,442,525
    Sankei Building Co., Ltd.............................    17,600     101,421
    Sanki Engineering Co., Ltd........................... 1,603,000   9,285,747
    Sankyo Seiko Co., Ltd................................   797,400   2,809,981
   *Sankyo-Tateyama Holdings, Inc........................ 3,758,000   5,130,657
    Sanoh Industrial Co., Ltd............................   269,200   2,550,927
    Sanritsu Corp........................................   111,500     886,009
    Sanshin Electronics Co., Ltd.........................   780,500   6,226,294
    Sanyo Engineering & Construction, Inc................   201,000     743,875
   #Sanyo Industries, Ltd................................   714,000   1,460,638
    Sanyo Shokai, Ltd....................................   127,000     372,281
    Sato Shoji Corp......................................   157,600     953,851
    Satori Electric Co., Ltd.............................   276,460   1,853,908
    Saxa Holdings, Inc................................... 1,140,000   2,041,152
    Scroll Corp..........................................   647,500   2,161,452
    Seibu Electric Industry Co., Ltd.....................   313,000   1,422,711
    Seino Holdings Co., Ltd.............................. 2,088,119  16,055,213
    Sekisui Jushi Co., Ltd...............................   575,000   6,074,722
    Sekisui Plastics Co., Ltd............................ 1,166,000   5,216,010
   #Senko Co., Ltd....................................... 1,542,000   5,741,180
    Senshu Electric Co., Ltd.............................    13,700     195,133
    Senshukai Co., Ltd...................................   310,000   2,102,861

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Shibusawa Warehouse Co., Ltd.........................    31,000 $   102,158
    Shibuya Kogyo Co., Ltd...............................   108,600   1,196,980
    Shiga Bank, Ltd......................................   132,000     773,500
   #Shikibo, Ltd......................................... 1,763,000   2,058,927
    Shikoku Bank, Ltd.................................... 1,347,000   4,306,336
    Shimachu Co., Ltd....................................   564,800  14,085,004
   #Shimizu Bank, Ltd....................................   196,100   7,383,133
    Shin Nippon Air Technologies Co., Ltd................   329,220   1,768,018
    Shinagawa Refractories Co., Ltd......................   808,000   2,561,098
    Shin-Etsu Polymer Co., Ltd...........................    71,400     381,184
   #Shinkawa, Ltd........................................   204,800   1,451,953
    Shinko Shoji Co., Ltd................................   475,000   3,812,286
    Shinko Wire Co., Ltd.................................   490,000     838,018
    Shinmaywa Industries, Ltd............................ 2,777,000  11,018,345
    Shinnihon Corp.......................................   236,700     724,260
    Shobunsha Publications, Inc..........................    26,200     195,578
    Shoei Foods Corp.....................................   177,000   1,205,183
    Shofu, Inc...........................................       900       8,714
   *Showa Corp........................................... 1,364,900  10,206,958
    Sinanen Co., Ltd.....................................   897,000   3,929,105
   *Sintokogio, Ltd......................................   404,200   4,199,742
   #SKY Perfect JSAT Holdings, Inc.......................    17,073   7,486,706
    SNT Corp.............................................   643,600   3,333,920
    Soda Nikka Co., Ltd..................................   328,000   1,427,393
    Soft99 Corp..........................................    16,200      98,805
    Sohgo Security Services Co., Ltd.....................   102,100   1,180,239
    Somar Corp...........................................   191,000     561,045
    Sonton Food Industry Co., Ltd........................   112,000   1,019,427
    Space Co., Ltd.......................................    45,160     279,362
    SPK Corp.............................................     2,900      50,053
    Subaru Enterprise Co., Ltd...........................   247,000     760,085
    Sugimoto & Co., Ltd..................................   104,800   1,038,013
    Sumikin Bussan Corp..................................   442,000   1,102,687
    Suminoe Textile Co., Ltd............................. 1,368,000   2,785,559
    Sumitomo Densetsu Co., Ltd...........................   449,500   2,743,688
   #Sumitomo Osaka Cement Co., Ltd....................... 9,901,000  28,657,891
    Sumitomo Pipe & Tube Co., Ltd........................   617,300   4,044,594
    Sumitomo Warehouse Co., Ltd..........................   549,000   2,676,742
    Suzuden Corp.........................................     2,100      13,809
   *SWCC Showa Holdings Co., Ltd......................... 6,979,000   8,859,941
    Tachibana Eletech Co., Ltd...........................   260,600   2,546,005
    Tachikawa Corp.......................................   188,400   1,088,824
    Tachi-S Co., Ltd.....................................   318,010   6,160,909
    Tadano, Ltd..........................................   346,000   2,109,683
    Taihei Dengyo Kaisha, Ltd............................   387,000   2,703,964
    Taihei Kogyo Co., Ltd................................   450,000   1,851,444
   #Taiheiyo Cement Corp................................. 6,934,000  13,661,505
    Taiheiyo Kouhatsu, Inc............................... 1,881,000   1,859,986
    Taiho Kogyo Co., Ltd.................................   438,800   4,483,386
    Taikisha, Ltd........................................    31,700     646,232
  #*Taiko Bank, Ltd. (The)...............................    83,000     272,842
    TAIYO, Ltd...........................................    30,000      60,800
    Takachiho Koheki Co., Ltd............................       400       4,334
   *Takagi Securities Co., Ltd...........................   700,000     771,466
    Takamatsu Construction Group Co., Ltd................    47,000     718,615
    Takano Co., Ltd......................................   305,800   1,900,159
   *Takara Printing Co., Ltd.............................       800       6,274
    Takara Standard Co., Ltd............................. 1,140,000   8,740,184
    Takasago Thermal Engineering Co., Ltd................   465,800   3,840,151
    Take & Give Needs Co., Ltd...........................    11,548     862,655
    Takigami Steel Construction Co., Ltd.................   199,000     605,814

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Takiron Co., Ltd..................................... 1,147,000 $ 4,200,023
   *Takuma Co., Ltd......................................    26,000     133,504
   #Tamura Corp.......................................... 1,042,948   3,229,254
    Tatsuta Electric Wire & Cable Co., Ltd...............   736,000   4,241,754
    Tayca Corp...........................................   777,000   2,856,143
    TBK Co., Ltd.........................................   473,000   3,033,916
    TECHNO ASSOCIE Co., Ltd..............................   171,900   1,467,063
   #Techno Ryowa, Ltd....................................   229,770   1,533,474
    Teikoku Tsushin Kogyo Co., Ltd.......................   431,000     820,362
    Tekken Corp.......................................... 3,255,000   4,686,667
   *Ten Allied Co., Ltd..................................   196,200     668,973
    Tenma Corp...........................................   576,100   5,792,600
    Teraoka Seisakusho Co., Ltd..........................   169,800     818,143
    Tigers Polymer Corp..................................   318,800   1,578,664
    TOA Corp............................................. 5,695,000  10,123,452
   #Toa Oil Co., Ltd.....................................   354,000     482,410
    TOA ROAD Corp........................................   906,000   1,958,441
   *Toabo Corp...........................................     6,000       4,667
    Toagosei Co., Ltd....................................   495,000   2,735,829
    Tochigi Bank, Ltd.................................... 2,950,000  11,216,088
    Toda Corp............................................ 3,692,000  14,078,369
    Toei Co., Ltd........................................   140,000     664,007
    Toenec Corp.......................................... 1,091,000   5,969,729
    Toho Bank, Ltd....................................... 3,054,000   7,336,758
    Toho Holdings Co., Ltd...............................   109,100   1,118,112
    Tohoku Bank, Ltd. (The).............................. 1,501,000   2,302,275
   #Tohto Suisan Co., Ltd................................   916,000   1,637,968
   *Tokai Kanko Co., Ltd.................................   142,000      43,931
    Tokai Lease Co., Ltd.................................   505,000   1,095,205
    Tokai Tokyo Financial Holdings, Inc..................    70,000     213,222
   #Toko Electric Corp...................................   102,000     551,028
  #*Toko, Inc............................................   163,054     370,277
    Tokushu Tokai Paper Co., Ltd......................... 1,067,220   2,160,469
    Tokyo Denpa Co., Ltd.................................     3,500      23,012
   *Tokyo Dome Corp......................................     1,000       2,012
    Tokyo Energy & Systems, Inc..........................   612,000   3,130,245
    TOKYO KEIKI, Inc.....................................   442,000     728,368
    Tokyo Ohka Kogyo Co., Ltd............................   359,600   8,051,528
    Tokyo Sangyo Co., Ltd................................   514,500   1,728,329
    Tokyo Soir Co., Ltd..................................   202,000     482,597
   #Tokyo Steel Manufacturing Co., Ltd...................   123,900   1,270,049
    Tokyo Tatemono Co., Ltd.............................. 2,724,000  11,121,088
    Tokyo Tekko Co., Ltd.................................   422,000   1,192,896
   #Tokyo Tomin Bank, Ltd................................   374,400   5,046,489
    Tokyotokeiba Co., Ltd................................    89,000     124,551
    Tokyu Recreation Co., Ltd............................   296,000   1,876,729
    Toli Corp............................................   974,000   2,095,768
    Tomato Bank, Ltd..................................... 1,117,000   2,041,183
   #Tomen Devices Corp...................................       400      10,291
    Tomen Electronics Corp...............................   232,900   3,028,548
   #Tomoe Corp...........................................   912,000   3,707,160
    Tomoku Co., Ltd...................................... 1,144,000   3,125,468
    TOMONY Holdings, Inc................................. 2,705,900  11,712,392
    Tonami Holdings Co., Ltd............................. 1,540,000   3,528,061
    Toppan Forms Co., Ltd................................    98,400     827,794
    Topre Corp...........................................   261,500   2,859,412
    Topy Industries, Ltd................................. 2,380,000   7,420,137
    Torii Pharmaceutical Co., Ltd........................   323,100   6,170,612
   #Tosei Corp...........................................       270      82,330
    Tosho Printing Co., Ltd..............................   783,000   1,538,652
    Totenko Co., Ltd.....................................   310,000     528,689

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
JAPAN -- (Continued)
    Totetsu Kogyo Co., Ltd............................   536,000 $    4,981,182
  #*Totoku Electric Co., Ltd..........................   130,000        170,120
    Tottori Bank, Ltd................................. 1,019,000      2,084,963
    Towa Bank, Ltd.................................... 1,169,000      1,455,420
    Toyo Ink Manufacturing Co., Ltd................... 1,149,000      5,432,716
    Toyo Kohan Co., Ltd............................... 2,110,000     10,062,452
    Toyo Securities Co., Ltd..........................   480,000        808,177
    Toyo Tire & Rubber Co., Ltd....................... 2,296,000      6,382,556
   #Toyo Wharf & Warehouse Co., Ltd...................   980,000      1,642,943
    Trusco Nakayama Corp..............................   199,400      4,156,275
  #*TSI Holdings Co., Ltd............................. 2,236,820     15,399,293
    Tsubakimoto Kogyo Co., Ltd........................    33,000         93,574
  #*Tsudakoma Corp.................................... 1,042,000      2,767,016
    Tsukishima Kikai Co., Ltd.........................   393,000      3,481,538
    Tsukuba Bank, Ltd.................................   685,267      2,177,971
    Tsurumi Manufacturing Co., Ltd....................   264,000      2,038,986
    Tsutsumi Jewelry Co., Ltd.........................   264,300      6,719,337
   #Tsuzuki Denki Co., Ltd............................   377,000      3,919,193
    TTK Co., Ltd......................................   136,000        678,073
    TV Asahi Corp.....................................     1,409      2,269,348
   *TV Tokyo Holdings Corp............................    10,100        125,240
    TYK Corp..........................................   690,000      1,538,503
   #Uchida Yoko Co., Ltd.............................. 1,267,000      3,450,512
   *UKC Holdings Corp.................................    33,800        359,189
    Uniden Corp....................................... 1,806,000      9,267,766
    Universe Co., Ltd.................................    23,100        482,463
    UNY Co., Ltd......................................    49,160        482,810
   #U-Shin, Ltd.......................................   552,700      5,119,056
    Utoc Corp.........................................    16,100         42,030
    Valor Co., Ltd....................................     2,000         32,582
   #Vital KSK Holdings, Inc...........................   336,300      2,674,593
  #*Wakachiku Construction Co., Ltd...................   643,000        777,340
    Warabeya Nichiyo Co., Ltd.........................   126,700      1,542,096
    Watabe Wedding Corp...............................     7,000         64,144
    Wood One Co., Ltd.................................   521,000      2,103,150
    Y. A. C. Co., Ltd.................................     3,500         39,358
   *Yachiyo Bank, Ltd. (The)..........................    53,975      1,613,767
    Yaizu Suisankagaku Industry Co., Ltd..............     1,800         18,534
    Yamabiko Corp.....................................   157,774      1,988,633
    Yamagata Bank, Ltd................................ 1,704,000      8,149,885
  #*Yamaichi Electronics Co., Ltd.....................   300,800        936,413
    Yamanashi Chuo Bank, Ltd.......................... 2,335,000      9,857,311
    Yamato Corp.......................................   336,000      1,346,349
    Yamaura Corp......................................   155,500        411,417
    Yamazawa Co., Ltd.................................     1,700         27,529
    Yasuda Warehouse Co., Ltd. (The)..................   159,400        950,441
    Yellow Hat, Ltd...................................   437,600      4,994,858
    Yodogawa Steel Works, Ltd......................... 3,886,000     16,362,125
    Yokogawa Bridge Holdings Corp.....................   299,000      1,937,663
    Yokohama Reito Co., Ltd........................... 1,144,500      8,185,458
    Yondenko Corp.....................................   443,650      1,989,143
    Yonekyu Corp......................................   187,500      1,450,331
    Yonex Co., Ltd....................................   149,000      1,030,648
    Yuasa Funashoku Co., Ltd..........................   532,000      1,353,159
    Yurtec Corp....................................... 1,138,000      5,192,383
    Zuken, Inc........................................    37,400        283,306
                                                                 --------------
TOTAL JAPAN...........................................            1,913,945,006
                                                                 --------------
MALAYSIA -- (0.0%)
   *Ramunia Holdings Berhad...........................    28,880          4,177

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
MALAYSIA -- (Continued)
   *Rekapacific Berhad................................    130,000 $         --
                                                                  ------------
TOTAL MALAYSIA........................................                   4,177
                                                                  ------------
NETHERLANDS -- (1.5%)
  #*AMG Advanced Metallurgical Group NV...............    124,619    2,085,486
    Batenburg Beheer NV...............................      6,890      218,900
   #BE Semiconductor Industries NV....................    677,715    4,606,333
   *Crown Van Gelder NV...............................     51,923      383,572
    CSM NV............................................    103,845    2,748,224
    Delta Lloyd NV....................................     57,854    1,264,305
    Heijmans NV.......................................    246,664    5,662,355
    Hunter Douglas NV.................................      1,513       69,547
    ICT Automatisering NV.............................      3,364       20,916
  #*Kardan NV.........................................     13,741       61,321
    KAS Bank NV.......................................    219,910    3,038,499
    Kendrion NV.......................................     10,463      273,020
    Koninklijke Bam Groep NV..........................  4,104,465   23,119,342
    Koninklijke Ten Cate NV...........................    363,287   12,643,806
   #Koninklijke Wessanen NV...........................    429,678    1,872,093
   *LBi International NV..............................     16,089       38,362
    Macintosh Retail Group NV.........................      1,229       26,726
    Mediq NV..........................................     26,281      490,088
    Nutreco NV........................................    425,101   29,557,195
  #*Ordina NV.........................................    936,036    3,605,744
   *PostNL NV.........................................     76,956      600,884
   *Punch Graphix NV..................................     67,100      275,301
  #*Qurius NV.........................................    651,806      222,108
   *Roto Smeets Group NV..............................     22,605      245,514
    Royal Reesink NV..................................      1,635      183,196
   *SNS Reaal Groep NV................................  2,151,368    8,969,948
    Telegraaf Media Groep NV..........................     78,837    1,326,877
   *Textielgroep Twenthe NV...........................      1,200           --
    TKH Group NV......................................     82,857    2,395,952
  #*TomTom NV.........................................  1,768,647    8,366,882
   #USG People NV.....................................  1,386,176   20,733,174
   *Wavin NV..........................................    353,945    4,482,292
                                                                  ------------
TOTAL NETHERLANDS.....................................             139,587,962
                                                                  ------------
NEW ZEALAND -- (0.4%)
    Air New Zealand, Ltd..............................  8,828,769    9,098,055
    Auckland International Airport, Ltd...............  1,021,473    2,026,581
    CDL Investments (New Zealand), Ltd................    866,651      255,598
    Colonial Motor Co., Ltd...........................    243,551      517,809
  #*Fisher & Paykel Appliances Holdings, Ltd.......... 12,512,305    6,596,333
  #*Heartland New Zealand, Ltd........................    560,881      298,705
    Millennium & Copthorne Hotels (New Zealand), Ltd..  3,112,559    1,210,811
    New Zealand Oil & Gas, Ltd........................  1,046,402      622,336
    Northland Port Corp. (New Zealand), Ltd...........     24,300       32,193
   #Nuplex Industries, Ltd............................  1,781,421    4,295,282
   *Pan Pacific Petroleum NL..........................    453,105       64,024
    Port of Tauranga, Ltd.............................     17,979      145,104
   #Pyne Gould Corp., Ltd.............................    560,881      172,582
   *Pyne Gould Guinness, Ltd..........................  1,734,666      748,241
   *Rakon, Ltd........................................    788,094      637,111
   *Richina Pacific, Ltd..............................    832,183      263,305
   *Rubicon, Ltd......................................  2,825,476    1,250,700
    Sanford, Ltd......................................  1,099,644    5,042,851
   *Tenon, Ltd........................................    372,153      276,200
    Tourism Holdings, Ltd.............................    870,292      521,706

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
NEW ZEALAND -- (Continued)
    Tower, Ltd.........................................  3,347,968 $  4,472,187
                                                                   ------------
TOTAL NEW ZEALAND......................................              38,547,714
                                                                   ------------
NORWAY -- (1.2%)
    Aker ASA...........................................    170,801    4,511,345
    Aktiv Kapital ASA..................................    173,021    1,032,841
   *Birdstep Technology ASA............................     12,811        3,453
    Bonheur ASA........................................    236,200    6,557,372
    BW Offshore, Ltd...................................  1,753,648    3,847,953
    BWG Homes ASA......................................     30,258       98,087
   *Camillo Eitze & Co. ASA............................    145,001      161,043
    Cermaq ASA.........................................    348,471    4,865,983
   *Det Norske Oljeselskap ASA.........................    145,720      718,677
   *Dockwise, Ltd......................................    144,211    3,697,753
   *DOF ASA............................................    390,565    3,323,424
   *EDB ErgoGroup ASA..................................    105,699      252,210
  #*Eitzen Chemical ASA................................  3,550,325      326,998
   *Eltek ASA..........................................  2,372,495    2,090,542
    Farstad Shipping ASA...............................    210,347    6,266,010
   *Fornebu Utvikling ASA..............................     32,101       11,872
    Ganger Rolf ASA....................................    402,700   10,035,607
    Golden Ocean Group, Ltd............................    102,831       96,601
   *Grieg Seafood ASA..................................     67,359      139,088
   *Havila Shipping ASA................................     28,300      262,432
   *IOT Holdings ASA...................................    137,172        2,804
    Kongsberg Gruppen ASA..............................     13,922      386,694
   *Kverneland ASA.....................................    456,794      481,349
  #*Norske Skogindustrier ASA Series A.................  3,397,443    5,032,700
  #*Norwegian Energy Co. ASA...........................    789,562      975,447
   *Odfjell ASA Series A...............................    290,316    2,425,731
   *Scana Industrier ASA...............................     23,010       24,176
   *Seabird Exploration, Ltd...........................    685,007      169,768
  #*Sevan Marine ASA................................... 17,470,695    1,750,228
  #*Siem Offshore, Inc.................................    403,338      787,182
    Solstad Offshore ASA...............................    359,156    7,554,709
   *Songa Offshore SE..................................  3,457,863   19,032,484
    SpareBanken 1 SMN..................................  1,270,908   11,320,350
    Stolt-Nielsen, Ltd. ASA............................      6,354      162,503
  #*TTS Marine ASA.....................................     66,874      141,106
    Wilh Wilhelmsen Holding ASA........................    260,333    7,235,649
                                                                   ------------
TOTAL NORWAY...........................................             105,782,171
                                                                   ------------
PORTUGAL -- (0.2%)
  #*Banco BPI SA.......................................    781,518    1,053,082
  #*Banco Comercial Portugues SA....................... 14,766,038    6,811,927
   *Banif SGPS SA......................................  1,711,858    1,323,317
    Corticeira Amorim SGPS SA..........................  2,107,868    3,529,763
   *Investimentos Participacoes e Gestao SA............  2,095,180      782,490
  #*Martifer SGPS SA...................................     90,081      154,871
    Mota-Engil SGPS SA.................................      2,910        5,431
   *Papelaria Fernandes-Industria e Comercia SA........      2,000        7,644
  #*ParaRede SGPS SA...................................    609,468      174,337
    Sociedade de Investimento e Gestao SGPS SA.........    187,485    1,858,085
  #*Sonae Capital SGPS SA..............................    273,980      117,622
  #*Sonae Industria SGPS SA............................  1,604,274    2,646,774
    Sonaecom SGPS SA...................................  1,592,678    3,429,074
   *Sumol & Compal SA..................................     55,997      106,293
    Teixeira Duarte SA.................................      4,876        2,595
                                                                   ------------
TOTAL PORTUGAL.........................................              22,003,305
                                                                   ------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
SINGAPORE -- (1.2%)
   #Allgreen Properties, Ltd.............................  7,045,855 $9,303,969
   #ASL Marine Holdings, Ltd.............................    736,800    368,748
    Beyonics Technology, Ltd.............................  1,350,000    246,080
    Bonvests Holdings, Ltd...............................  1,338,280  1,114,674
   #Broadway Industrial Group, Ltd.......................  1,684,000    573,075
   *Brothers Holdings, Ltd...............................    272,078     45,394
   *Bund Center Investment, Ltd..........................    453,004     82,522
   *China Auto Corp., Ltd................................    417,000      9,697
   *China Energy, Ltd....................................  1,095,000     84,422
    China Merchants Holdings Pacific, Ltd................    997,000    452,142
    China Sunsine Chemical Holdings, Ltd.................    185,000     39,080
    Chip Eng Seng Corp., Ltd.............................  2,355,198    881,242
    Chuan Hup Holdings, Ltd..............................  7,454,000  1,582,035
   #Creative Technology, Ltd.............................    911,550  2,193,775
   *Delong Holdings, Ltd.................................    602,000    196,397
    EnGro Corp, Ltd......................................    115,500     80,921
   *Excel Machine Tools, Ltd.............................    473,000         --
   *Federal International 2000, Ltd......................    800,062     39,925
    GK Goh Holdings, Ltd.................................  2,295,000  1,239,682
   #GP Batteries International, Ltd......................    259,000    264,282
    GP Industries, Ltd...................................  2,278,808    983,233
   *Grand Banks Yachts, Ltd..............................    285,750     86,620
    Guthrie GTS, Ltd.....................................  1,038,000    422,126
    Ho Bee Investment, Ltd...............................  4,797,000  5,595,426
  #*Hong Fok Corp., Ltd..................................  3,694,000  1,666,283
   #Hotel Grand Central, Ltd.............................  2,335,174  1,511,076
    Hotel Properties, Ltd................................  1,983,500  3,807,494
    Hour Glass, Ltd......................................    759,320    756,230
  #*Huan Hsin Holdings, Ltd..............................  1,504,000    189,467
    HupSteel, Ltd........................................     29,000      5,181
    Hwa Hong Corp., Ltd..................................  1,672,000    715,090
    InnoTek, Ltd.........................................  3,804,000  1,312,931
    Isetan (Singapore), Ltd..............................    171,000    529,920
   *Jaya Holdings, Ltd...................................  2,013,000    946,495
   *Jurong Technologies Industrial Corp., Ltd............  3,391,000         --
    K1 Ventures, Ltd..................................... 14,253,000  1,644,235
    Kian Ann Engineering, Ltd............................    111,500     19,633
   *KS Energy, Ltd.......................................    506,000    444,791
   *Lafe Corp., Ltd......................................    729,200     42,378
    LC Development, Ltd..................................  4,089,960    603,178
    Lee Kim Tah Holdings, Ltd............................  2,313,000  1,086,896
    Leeden, Ltd..........................................    339,000    122,451
    Lion Asiapac, Ltd....................................  1,023,000    178,736
    Lum Chang Holdings, Ltd..............................  1,291,000    312,050
    Memtech International, Ltd...........................  2,738,000    303,525
   #Mercator Lines Singapore, Ltd........................    832,000    141,350
   #Metro Holdings, Ltd.................................. 10,490,960  7,068,890
    NSL, Ltd.............................................    717,000    794,347
    Orchard Parade Holdings, Ltd.........................  4,509,482  6,415,591
   #Otto Marine, Ltd.....................................  1,348,000    217,078
    Pan Pacific Hotels Group, Ltd........................    805,000  1,297,242
    Pan-United Corp., Ltd................................     20,000      8,140
   *Penguin International, Ltd...........................  3,887,250    324,699
    Popular Holdings, Ltd................................  8,223,250  1,123,189
    PSC Corp., Ltd.......................................  6,729,043  1,310,363
   #QAF, Ltd.............................................  3,707,808  2,111,728
   #Raffles Education Corp., Ltd.........................     82,000     42,154
    San Teh, Ltd.........................................  1,017,800    318,663
   *Sapphire Corp., Ltd..................................    595,000    118,395
   *Sinarmas Land, Ltd...................................    109,000     29,303
    Sing Investments & Finance, Ltd......................     84,000    110,904

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SINGAPORE -- (Continued)
    Singapore Land, Ltd................................  1,290,806 $  7,454,636
    Singapore Reinsurance Corp., Ltd...................  3,080,110      741,423
    Singapore Shipping Corp., Ltd......................  2,095,000      390,314
    Singapura Finance, Ltd.............................    105,000      144,653
    Sinostar PEC Holdings, Ltd.........................     50,000        7,650
   *Sinotel Technologies, Ltd..........................  3,290,250      642,002
    SMB United, Ltd....................................     57,000       11,377
   *Stamford Land Corp., Ltd...........................  4,387,000    2,291,656
    Sunningdale Tech, Ltd..............................  6,472,000      757,165
   *Swiber Holdings, Ltd...............................     20,000       11,527
    Tat Hong Holdings, Ltd.............................    648,000      420,194
    Thakral Corp., Ltd.................................  1,130,000       26,557
    Tiong Woon Corp. Holding, Ltd......................  1,898,000      492,820
   #Tuan Sing Holdings, Ltd............................ 16,768,101    5,215,751
   #UMS Holdings, Ltd..................................    242,000      107,440
    United Engineers, Ltd..............................  3,305,666    6,114,818
    United Industrial Corp., Ltd.......................  4,653,946   11,003,588
    WBL Corp., Ltd.....................................    177,500      489,568
    Wheelock Properties, Ltd...........................  2,359,000    3,629,577
    Wing Tai Holdings, Ltd.............................  7,997,800    9,812,211
    YHI International, Ltd.............................     31,000        8,769
                                                                   ------------
TOTAL SINGAPORE........................................             113,289,239
                                                                   ------------
SPAIN -- (1.8%)
   #Abengoa SA.........................................     44,783    1,268,865
    Adolfo Dominguez SA................................     17,934      198,748
   *Amper SA...........................................      1,310        6,033
   *Banco de Valencia SA...............................    132,005      258,309
   #Banco Pastor SA....................................    413,806    1,771,341
   #Bankinter SA.......................................  4,769,726   29,402,252
  #*Baron de Ley SA....................................     23,352    1,596,875
   #Caja de Ahorros del Mediterraneo SA................    298,813    1,877,112
    Campofrio Food Group SA............................     88,350      779,704
  #*Cementos Portland Valderrivas SA...................    144,583    2,392,242
   *Corporacion Dermoestetica SA.......................     56,542      112,468
  #*Deoleo SA..........................................    868,306      503,415
    Dinamia Capital Privado Sociedad de Capital
      Riesgo SA........................................     48,219      451,954
   *Dogi International Fabrics SA......................    191,727      176,316
    Ebro Foods SA......................................    735,640   14,272,555
   *Ercros SA..........................................  1,164,240    1,628,021
   *Espanola del Zinc SA...............................     53,703       81,024
    Fersa Energias Renovables SA.......................    142,965      213,941
    Fluidra SA.........................................     39,441      164,122
  #*Fomento de Construcciones y Contratas SA...........     83,155    2,281,346
   *Funespana SA.......................................     58,481      636,769
  #*Gamesa Corp Tecnologica SA.........................  4,044,854   29,562,712
  #*General de Alquiler de Maquinaria SA...............     13,036       27,460
    Grupo Catalana Occidente SA........................    100,673    2,390,200
   #Grupo Empresarial Ence SA..........................  3,744,591   13,448,016
   *Grupo Ezentis SA...................................  1,911,852      642,922
   *Grupo Tavex SA.....................................    426,325      259,006
    Iberpapel Gestion SA...............................    105,477    2,386,683
    Lingotes Especiales SA.............................      5,055       24,800
   #Melia Hotels International SA......................    792,445    8,243,981
    Miquel y Costas & Miquel SA........................     21,639      665,550
  #*Natra SA...........................................     28,939       50,801
   *Natraceutical SA...................................     52,856       20,614
  #*NH Hoteles SA......................................  3,070,992   19,244,127
   *Nicolas Correa SA..................................    112,776      314,964
    Papeles y Cartones de Europa SA....................    414,063    2,305,203
   #Pescanova SA.......................................    190,253    8,184,200

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SPAIN -- (Continued)
  #*Promotora de Informaciones SA....................... 4,028,230 $  8,175,082
   *Quabit Inmobiliaria SA..............................   509,453      105,940
   *Realia Business SA..................................   518,596    1,088,015
   #Sacyr Vallehermoso SA...............................   431,411    3,559,077
   *Service Point Solutions SA..........................   912,275      478,279
  #*Sociedad Nacional Inds. Aplicaciones Celulosa
     Espanola SA........................................   527,378    1,167,941
   #Solaria Energia y Medio Ambiente SA.................   979,066    2,542,117
    Telecomunicaciones y Energia SA.....................    27,445       61,478
   *Tubacex SA..........................................    32,971      106,374
    Unipapel SA.........................................   136,236    2,507,721
   *Vertice Trescientos Sesenta Grados SA...............    12,530        3,692
    Vidrala SA..........................................     1,478       42,719
    Viscofan SA.........................................    16,256      605,290
   *Vocento SA..........................................    14,029       55,820
                                                                   ------------
TOTAL SPAIN.............................................            168,344,196
                                                                   ------------
    SWEDEN -- (2.7%)....................................
    Acando AB...........................................   861,541    2,163,439
    AddNode AB..........................................    12,650       59,974
    AF AB...............................................    44,119      818,771
  #*Alliance Oil Co., Ltd. AB GDR.......................    17,158      289,786
   *Anoto Group AB......................................   295,528      126,923
   #B&B Tools AB........................................    25,256      360,628
    Beijer Alma AB......................................    59,007    1,199,020
    Bilia AB Series A...................................   288,176    4,772,127
    Billerud AB......................................... 2,337,226   21,106,271
    Biotage AB..........................................   917,612      973,294
    Boliden AB.......................................... 1,293,788   22,360,732
    Bong Ljungdahl AB...................................    64,100      285,605
   *Bure Equity AB......................................   680,682    3,282,631
   #Cantena AB..........................................   109,825    1,777,570
   *Catella AB (4770741)................................   398,282      645,984
   *Catella AB (4770752)................................    10,751       21,285
    Cloetta AB..........................................    35,712      189,802
  #*Concentric AB.......................................   793,208    4,992,694
    Concordia Maritime AB Series B......................   374,532      940,776
   *Consilium AB Series B...............................     8,000       25,396
   #CyberCom Group AB...................................   121,091      279,420
   *Duni AB.............................................    25,180      228,477
    East Capital Explorer AB............................    93,674    1,024,422
    Elos AB.............................................    29,400      280,437
   *Enea AB.............................................    15,355       83,162
  #*Eniro AB............................................   476,736    1,701,314
    G & L Beijer AB Series B............................    96,154    3,827,917
   *Geveko AB...........................................    21,246       28,371
   *Global Health Partner AB............................     5,149       10,390
   *Gotenehus Group AB..................................    10,128       21,553
    Gunnebo AB..........................................    27,031      171,497
    Hakon Invest AB.....................................     1,629       23,178
    Haldex AB...........................................   803,983    4,495,512
  #*Haldex AB Redemption Shares.........................   301,933    1,439,742
   #Hexpol AB...........................................     4,276      117,511
    Holmen AB........................................... 1,061,065   30,874,877
    Industrial & Financial Systems AB Series B..........    92,222    1,772,341
    Intellecta AB Series B..............................    21,741      151,146
    KNOW IT AB..........................................     7,965       79,565
    Lagercrantz Group AB Series B.......................   230,521    2,049,287
    Lammhults Design Group AB...........................    78,200      325,657
   *Meda AB Series A....................................   960,828   11,856,739
   *Micronic Mydata AB.................................. 1,204,649    2,640,462
    NCC AB Series B.....................................   830,688   16,704,151

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SWEDEN -- (Continued)
   #New Wave Group AB Series B..........................   527,046 $  3,124,220
   *Nobia AB............................................     3,837       22,279
   #Nolato AB Series B..................................   156,575    1,612,767
   *Observer AB.........................................     3,880       31,794
    OEM International AB Series B.......................    27,446      265,860
  #*Opcon AB............................................     5,487       10,075
   #Orc Group AB........................................    56,432      559,586
   *PA Resources AB..................................... 4,209,517    2,380,767
   *Partnertech AB......................................    36,982      150,792
    Peab AB Series B....................................    47,755      316,594
    Pricer AB...........................................   252,457      401,062
    ProAct IT Group AB..................................   105,474    2,296,715
    Profilgruppen AB....................................    25,600      167,669
   *Rederi AB Transatlantic.............................   482,452    1,440,037
  #*RNB Retail & Brands AB.............................. 1,616,801      900,541
   #Rottneros AB........................................ 1,121,726      692,436
    Saab AB.............................................   363,266    7,922,871
  #*SAS AB..............................................   580,465    1,136,198
   *Semcon AB...........................................    13,958       81,372
   *Studsvik AB.........................................    42,884      317,227
   *Swedish Orphan Biovitrum AB.........................   296,175    1,075,126
    Trelleborg AB Series B.............................. 6,786,568   75,299,065
                                                                   ------------
TOTAL SWEDEN............................................            246,784,889
                                                                   ------------
SWITZERLAND -- (4.7%)
   #Acino Holding AG....................................    32,414    3,387,899
    AFG Arbonia-Forster Holding AG......................   150,430    5,044,870
   #Allreal Holding AG..................................   122,311   21,632,790
    ALSO-Actebis Holding AG.............................     9,450      574,752
    Austriamicrosystems AG..............................    15,779      898,465
    Baloise Holding AG..................................   233,596   23,236,857
    Bank Coop AG........................................    13,000    1,099,171
    Banque Cantonale de Geneve SA.......................    12,645    3,507,055
    Banque Cantonale du Jura SA.........................     8,000      650,421
    Banque Cantonale Vaudoise AG........................     7,150    4,539,086
    Bell AG.............................................        20       50,839
    Bellevue Group AG...................................    16,326      288,953
   *Bobst Group AG......................................   178,831    6,688,383
    Bossard Holding AG..................................    12,862    2,211,356
    Bucher Industries AG................................    38,097    7,927,793
    Calida Holding AG...................................     3,701      136,580
    Carlo Gavazzi Holding AG............................     7,890    2,482,136
    Cham Paper Holding AG...............................    12,545    3,011,436
   #Charles Voegele Holding AG..........................   150,465    7,569,911
   *Cicor Technologies, Ltd. AG.........................     4,304      216,377
   *Clariant AG......................................... 2,323,240   36,529,962
    Coltene Holding AG..................................    68,253    3,639,715
    Conzzeta AG.........................................     3,818   11,394,305
    Daetwyler Holding AG................................   158,931   13,282,096
   #EFG International AG................................   437,093    4,804,730
    EGL AG..............................................        13       13,889
    Emmi AG.............................................    39,021   10,444,508
    Energiedienst Holding AG............................        89        5,653
   *Escor Casino & Entertainment AG.....................     4,000       91,413
    Flughafen Zuerich AG................................    50,110   23,055,714
    Forbo Holding AG....................................    27,251   19,647,001
    GAM Holding AG...................................... 1,240,916   19,251,137
    George Fisher AG....................................    48,291   25,618,584
    Gurit Holding AG....................................     9,492    6,372,038
    Helvetia Holding AG.................................   107,536   43,417,550
   *Implenia AG.........................................   266,195    9,392,578

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SWITZERLAND -- (Continued)
    Intershop Holding AG...............................     11,938 $  4,779,502
    Jungfraubahn Holding AG............................        122        8,075
   *Kardex AG..........................................     55,699    1,296,650
    Komax Holding AG...................................      3,014      354,995
  #*LEM Holding SA.....................................        824      483,746
   #Liechtensteinische Landesbank AG...................         13        1,171
   *Micronas Semiconductor Holding AG..................    361,213    2,720,274
   *Mikron Holding AG..................................     40,079      341,876
    Mobimo Holding AG..................................     23,570    6,532,967
   *Norinvest Holding SA...............................     29,250      140,770
   *OC Oerlikon Corp. AG...............................    337,294    2,861,908
  #*Orascom Development Holding AG.....................      1,447       48,467
   *Petroplus Holdings AG..............................  1,076,429   14,756,859
   *Precious Woods Holding AG..........................        765       14,475
    PubliGroupe SA.....................................      3,503      618,705
    Romande Energie Holding SA.........................      3,912    7,339,384
   *Schmolz & Bickenbach AG............................    265,106    3,094,378
    Schweiter Technologies AG..........................        210      141,599
    Schweizerische
      National-Versicherungs-Gesellschaft AG...........    382,940   14,947,586
   *Siegfried Holding AG...............................     26,754    3,282,575
   #St. Galler Kantonalbank AG.........................      6,370    3,586,868
    Swiss Life Holding AG..............................    107,939   16,027,402
    Swisslog Holding AG................................    613,925      690,724
   *Swissmetal Holding AG..............................    116,281      345,009
    Tamedia AG.........................................        569       87,714
   *Tornos Holding AG..................................     42,110      582,249
   #Uster Technologies AG..............................      3,814      187,517
    Valartis Group AG..................................      4,409       96,783
   #Valiant Holding AG.................................      3,482      551,318
    Valora Holding AG..................................     34,635   10,352,399
    Vaudoise Assurances Holding SA.....................     21,262    7,522,571
    Verwaltungs und Privat-Bank AG.....................     18,149    2,139,525
    Vetropack Holding AG...............................        198      418,627
    Vontobel Holdings AG...............................      2,947       95,995
    WMH Walter Meier Holding AG........................         11        3,224
   #Ypsomed Holdings AG................................        871       50,936
   *Zueblin Immobilien Holding AG......................    206,376      915,532
                                                                   ------------
TOTAL SWITZERLAND......................................             429,536,358
                                                                   ------------
UNITED KINGDOM -- (16.5%)
    Acal P.L.C.........................................    327,161    1,627,844
   *African Barrick Gold, Ltd..........................     12,813      110,790
    Aga Rangemaster Group P.L.C........................  2,117,242    3,796,938
   *Alexandra P.L.C....................................    383,995           --
   *Alterian P.L.C.....................................      4,402        6,524
    Alumasc Group P.L.C................................    597,030    1,364,021
   *Amberley Group P.L.C...............................     71,000        2,914
    Amlin P.L.C........................................  9,853,438   65,088,512
    Anglo Pacific Group P.L.C..........................  1,216,973    6,391,832
    Anglo-Eastern Plantations P.L.C....................    235,614    2,717,618
    Arena Leisure P.L.C................................    645,000      370,741
    Ashtead Group P.L.C................................ 12,335,561   32,443,043
    Assura Group, Ltd..................................     42,159       29,749
   *Autologic Holdings P.L.C...........................    455,119      153,146
    Avesco Group P.L.C.................................     84,124      172,016
    *Barratt Developments P.L.C........................ 15,210,408   24,507,153
    BBA Aviation P.L.C.................................  2,609,438    9,059,538
    Beazley P.L.C...................................... 12,220,351   25,853,458
   *Bede P.L.C.........................................    283,000           --
    Bellway P.L.C......................................  3,448,205   37,273,568
    Berendsen P.L.C....................................  1,296,184   11,487,930

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
UNITED KINGDOM -- (Continued)
   *Berkeley Group Holdings P.L.C. (The)................    970,451 $19,569,986
    Bloomsbury Publishing P.L.C.........................     63,569     119,236
    Bodycote P.L.C......................................  5,826,032  36,790,393
    Bovis Homes Group P.L.C.............................  4,184,856  28,251,076
    British Polythene Industries P.L.C..................    375,113   1,987,370
   *BTG P.L.C...........................................    305,412   1,404,019
   *Cable & Wireless Worldwide P.L.C....................  2,404,423   1,648,162
   *Cadogan Petroleum P.L.C.............................     46,489      32,152
    Camellia P.L.C......................................      2,609     422,352
   *Capital & Regional P.L.C............................  6,223,360   3,856,328
    Carclo P.L.C........................................    633,347   3,341,482
    Carillion P.L.C.....................................  1,543,478   9,269,949
    Carr's Milling Industries P.L.C.....................     81,009   1,094,881
    Castings P.L.C......................................    485,190   2,573,977
    Catlin Group, Ltd...................................  8,969,846  60,837,498
    Centaur Media P.L.C.................................    100,392      84,831
  #*Central Rand Gold, Ltd..............................    241,502       3,285
    Chesnara P.L.C......................................     62,765     238,179
    Chime Communications P.L.C..........................     13,513      56,099
    City of London Group P.L.C..........................     36,250      46,072
   *Clinton Cards P.L.C.................................  3,695,504     730,144
    Close Brothers Group P.L.C..........................  1,989,218  24,418,298
    Collins Stewart Hawkpoint P.L.C.....................  2,360,241   2,861,602
   *Colt Group SA.......................................  5,139,594  10,277,590
    Communisis P.L.C....................................  2,518,911   1,315,517
    Computacenter P.L.C.................................  2,113,053  17,009,114
    Cookson Group P.L.C.................................  4,918,277  51,747,014
   *Cosalt P.L.C........................................  1,039,426      42,817
   *Creightons P.L.C....................................    250,000       8,202
    Creston P.L.C.......................................    148,483     258,092
    CSR P.L.C...........................................  1,948,566   8,902,159
    Daejan Holdings P.L.C...............................     80,603   3,706,502
    Dairy Crest Group P.L.C.............................    713,082   4,383,263
    Dart Group P.L.C....................................    244,254     328,957
    Debenhams P.L.C.....................................  1,270,881   1,387,976
    Development Securities P.L.C........................  2,406,757   8,565,180
    Dialight P.L.C......................................    189,264   2,587,859
  #*Dixons Retail P.L.C................................. 54,698,852  12,690,856
    Drax Group P.L.C....................................    447,147   3,920,243
    DS Smith P.L.C...................................... 12,741,783  48,988,303
   *easyJet P.L.C.......................................  3,805,144  22,843,730
    Electronic Data Processing P.L.C....................     28,124      25,175
    Elementis P.L.C..................................... 10,567,819  28,222,298
   *Enterprise Inns P.L.C...............................  8,824,120   8,007,015
    Evolution Group P.L.C...............................    763,794     978,452
    F&C Asset Management P.L.C..........................  9,856,035  11,389,032
    Fiberweb P.L.C......................................    399,767     390,861
    Filtronic P.L.C.....................................  1,323,456     541,129
    French Connection Group P.L.C.......................    550,498     607,107
    Fuller Smith & Turner P.L.C.........................    373,727   4,322,531
    Future P.L.C........................................  1,768,908     363,714
    Galliford Try P.L.C.................................    438,400   3,551,051
    Game Group P.L.C....................................  2,544,280   1,164,804
   *Gem Diamonds, Ltd...................................  1,650,749   6,296,768
    Greene King P.L.C...................................  5,490,066  43,994,447
    Hampson Industries P.L.C............................    855,618     330,207
   *Hansen Transmissions International NV...............  1,047,435   1,108,366
   *Hardy Oil & Gas P.L.C...............................     40,262     148,718
    Hardy Underwriting Group P.L.C......................    898,483   3,800,590
    Harvard International P.L.C.........................    492,775     206,157
    Harvey Nash Group P.L.C.............................    667,151     808,140

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
UNITED KINGDOM -- (Continued)
   *Hawtin P.L.C........................................    150,000 $     2,031
    Haynes Publishing Group P.L.C.......................     25,591     107,048
    Helical Bar P.L.C...................................  2,706,283  10,844,559
    Henry Boot P.L.C....................................  1,140,811   2,561,918
    Heritage Oil P.L.C..................................     18,472      78,718
   *Heywood Williams Group P.L.C........................    913,873          --
    Hiscox, Ltd......................................... 10,648,017  71,119,980
   #HMV Group P.L.C.....................................  1,671,295     202,732
    Home Retail Group P.L.C.............................  7,891,118  17,541,081
    HR Owen P.L.C.......................................    117,528     174,553
    Hunting P.L.C.......................................    237,672   3,040,442
    Huntsworth P.L.C....................................  2,289,049   2,555,477
    Inchcape P.L.C......................................  4,691,386  29,885,959
   *Innovation Group P.L.C..............................    921,773     309,829
    Intermediate Capital Group P.L.C....................  2,431,543  10,576,774
   *International Consolidated Airlines Group SA........    667,209   2,590,986
   *International Ferro Metals, Ltd.....................  1,436,962     459,945
    Interserve P.L.C....................................    423,138   2,307,748
   *Inveresk P.L.C......................................    756,409      20,486
   *IP Group P.L.C......................................    403,977     305,938
  #*JJB Sports P.L.C....................................  1,129,590     437,072
    JKX Oil & Gas P.L.C.................................     25,660     100,301
  #*Johnston Press P.L.C................................  9,782,090     846,640
    Keller Group P.L.C..................................    186,404   1,370,602
    Laird P.L.C.........................................  2,069,934   6,362,082
    Lancashire Holdings, Ltd............................    920,208  10,521,329
    Lavendon Group P.L.C................................  1,789,699   3,508,216
    Logica P.L.C........................................ 19,260,642  36,734,769
    Low & Bonar P.L.C...................................  3,295,328   3,972,264
   *Luminar Group Holdings P.L.C........................  1,537,829     176,517
    Macfarlane Group P.L.C..............................  1,730,981     680,504
    Management Consulting Group P.L.C...................  2,870,143   2,050,043
    Marshalls P.L.C.....................................  1,398,830   2,498,995
    Marston's P.L.C.....................................  9,399,008  15,937,607
   *Mecom Group P.L.C...................................     93,166     369,164
    Meggitt P.L.C....................................... 12,448,742  79,114,339
    Melrose P.L.C.......................................    794,521   4,645,274
    Melrose Resources P.L.C.............................     74,074     249,393
   *Mid-States P.L.C....................................     50,000       1,436
    Millennium & Copthorne Hotels P.L.C.................  5,170,678  43,763,478
   *Minerva P.L.C.......................................  3,452,053   6,782,029
   *Misys P.L.C.........................................    501,224   3,253,150
   *Mitchells & Butlers P.L.C...........................  3,876,670  17,427,935
   *MJ Gleeson Group P.L.C..............................    645,704   1,088,808
    Molins P.L.C........................................     73,533     115,834
    Mondi P.L.C.........................................  7,958,099  77,848,259
    Morgan Sindall P.L.C................................     53,802     581,489
    MS International P.L.C..............................    119,401     409,315
   *MWB Group Holdings P.L.C............................  1,659,493   1,140,289
    National Express Group P.L.C........................    356,738   1,533,918
    Northamber P.L.C....................................    152,685     138,768
   *Northgate P.L.C.....................................  1,956,639   9,855,340
    Novae Group P.L.C...................................    553,996   3,148,882
   *NXT P.L.C...........................................     73,200       3,723
    Panther Securities P.L.C............................     45,000     271,679
   *Pendragon P.L.C.....................................  5,181,208   1,519,906
    Persimmon P.L.C.....................................  7,337,098  55,369,369
   *Phoenix Group Holdings P.L.C........................     13,777     128,217
    Phoenix IT Group, Ltd...............................      2,278       9,172
    Photo-Me International P.L.C........................      8,474       8,774
   *Pinnacle Staffing Group P.L.C.......................    903,519          --

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
UNITED KINGDOM -- (Continued)
    Porvair P.L.C....................................    484,144 $      858,477
   *Premier Foods P.L.C.............................. 47,811,004     14,226,162
    Psion P.L.C......................................  2,215,016      2,801,583
   *Punch Taverns P.L.C..............................  9,275,150      9,639,149
    PV Crystalox Solar P.L.C.........................    528,882        168,962
   *Quintain Estates & Development P.L.C.............  6,362,139      6,161,050
   *Redrow P.L.C.....................................  5,575,136     11,750,821
   *Renold P.L.C.....................................  1,287,101        840,119
   *Renovo Group P.L.C...............................    222,886         56,363
    Robert Wiseman Dairies P.L.C.....................     14,181         75,086
    ROK P.L.C........................................     35,945             --
    RPS Group P.L.C..................................    185,044        709,224
   *Rutland Trust P.L.C..............................     89,181             --
    S&U P.L.C........................................      7,000         70,138
   *Safeland P.L.C...................................     50,000          7,797
   *Salamander Energy P.L.C..........................    775,107      3,550,950
    Senior P.L.C.....................................     12,796         39,043
    Severfield-Rowen P.L.C...........................     62,954        204,328
    Shanks Group P.L.C...............................  2,632,244      5,475,710
   *SIG P.L.C........................................  8,107,996     16,986,748
    Smart (J) & Co. (Contractors) P.L.C..............     18,263        124,621
   *Southern Cross Healthcare P.L.C..................      5,854            601
    Speedy Hire P.L.C................................  1,157,658        569,723
   *Sportech P.L.C...................................    118,313         78,510
    St. Ives Group P.L.C.............................  2,516,218      3,792,059
    St. Modwen Properties P.L.C......................  3,253,189      9,218,933
   *Stylo P.L.C......................................      5,293            413
    Synergy Health P.L.C.............................      3,211         50,054
    TalkTalk Telecom Group P.L.C.....................  1,314,568      3,070,431
   *Tandem Group P.L.C. Non-Voting Shares............    472,000             --
   *Taylor Wimpey P.L.C.............................. 61,750,673     35,648,538
   #Thomas Cook Group P.L.C.......................... 13,453,205     14,433,224
    Travis Perkins P.L.C.............................  4,558,253     65,848,593
    Treatt P.L.C.....................................     38,663        262,924
   *Trifast P.L.C....................................    875,171        683,509
   *Trinity Mirror P.L.C.............................  8,384,803      6,045,489
    TT electronics P.L.C.............................  2,344,883      7,397,900
    TUI Travel P.L.C.................................  2,291,442      7,313,111
   *UK Coal P.L.C....................................  3,466,483      2,347,370
   *Umeco P.L.C......................................    327,620      1,963,867
    UTV Media P.L.C..................................      1,071          2,223
   *Vectura Group P.L.C..............................     46,261         77,346
    Vislink P.L.C....................................    380,713        110,139
    Vp P.L.C.........................................    315,426      1,224,053
   *Wagon P.L.C......................................    825,228         16,932
    William Hill P.L.C...............................    137,512        519,876
   *William Ransom & Son Holding P.L.C...............     65,000          2,934
    WSP Group P.L.C..................................    154,910        753,584
   *Xchanging P.L.C..................................    952,384      1,546,709
  #*Yell Group P.L.C................................. 32,021,192      3,570,124
    Zotefoams P.L.C..................................    196,330        482,703
                                                                 --------------
TOTAL UNITED KINGDOM.................................             1,526,753,930
                                                                 --------------
TOTAL COMMON STOCKS..................................             8,502,602,103
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
  #*Navigator Resources, Ltd. Rights 08/09/11........    378,497            416
   *VDM Group, Ltd. Rights 08/16/11..................  2,858,190         57,462
                                                                 --------------
TOTAL AUSTRALIA......................................                    57,878
                                                                 --------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                      SHARES        VALUE++
                                                    ------------ --------------
BELGIUM -- (0.0%)
  #*Agfa-Gevaert NV STRIP VVPR.....................      640,796 $        1,842
  #*Tessenderlo Chemie NV STRIP VVPR...............       43,036         14,223
                                                                 --------------
TOTAL BELGIUM......................................                      16,065
                                                                 --------------
HONG KONG -- (0.0%)
   *Allied Properties (H.K.), Ltd. Warrants
     06/13/16......................................    8,030,474        267,897
                                                                 --------------
ITALY -- (0.0%)
   *Intek SpA Warrants 12/30/11....................      262,971          3,401
   *KME Group SpA Warrants 12/30/11................      388,285          3,403
   *Milano Assicurazioni SpA Rights 07/15/11.......            1             --
                                                                 --------------
TOTAL ITALY........................................                       6,804
                                                                 --------------
UNITED KINGDOM -- (0.0%)
   *IP Group P.L.C. Rights 06/20/11................       14,408             --
  #*Management Consulting Group P.L.C. Warrants
     12/31/11......................................      131,680         46,471
   *SFI Holdings, Ltd. Litigation Certificate......       79,000             --
   *Ultraframe P.L.C. Litigation Notes.............      160,022             --
                                                                 --------------
TOTAL UNITED KINGDOM...............................                      46,471
                                                                 --------------
TOTAL RIGHTS/WARRANTS..............................                     395,115
                                                                 --------------

                                                       FACE
                                                      AMOUNT        VALUE+
                                                    ------------ --------------
                                                       (000)
TEMPORARY CASH INVESTMENTS -- (0.1%)
   Repurchase Agreement, PNC Capital Markets, Inc.
     0.05%, 08/01/11 (Collateralized by
     $12,295,000 FNMA 2.24%, 07/06/15, valued at
     $12,602,375) to be repurchased at $12,415,052. $     12,415     12,415,000

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                    ------------
                                                       (000)
SECURITIES LENDING COLLATERAL -- (7.8%)
(S)@DFA Short Term Investment Fund.................  717,947,393    717,947,393
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.20%, 08/01/11
     (Collateralized by $50,795,500 U.S. Treasury
     Note 0.750%, 06/15/14, valued at $377,427)##
     to be repurchased at $370,032................. $        370        370,032
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL................                 718,317,425
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,106,956,108)^^..........................              $9,233,729,643
                                                                 ==============

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                             VALUATION INPUTS
                           ----------------------------------------------------
                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
Common Stocks
   Australia.............. $      751,328 $  571,538,501   --    $  572,289,829
   Austria................         21,588     79,323,245   --        79,344,833
   Belgium................         35,660     96,322,982   --        96,358,642
   Canada.................  1,167,278,659        915,232   --     1,168,193,891
   Denmark................        421,418     56,328,095   --        56,749,513
   Finland................         15,383    224,867,292   --       224,882,675
   France.................             --    489,877,314   --       489,877,314
   Germany................      7,738,306    521,469,215   --       529,207,521
   Greece.................             --     35,528,705   --        35,528,705
   Hong Kong..............        631,987    235,494,474   --       236,126,461
   Ireland................        224,253     20,993,323   --        21,217,576
   Israel.................             --     70,949,216   --        70,949,216
   Italy..................             --    217,296,980   --       217,296,980
   Japan..................     15,399,293  1,898,545,713   --     1,913,945,006
   Malaysia...............             --          4,177   --             4,177
   Netherlands............             --    139,587,962   --       139,587,962
   New Zealand............             --     38,547,714   --        38,547,714
   Norway.................        161,043    105,621,128   --       105,782,171
   Portugal...............             --     22,003,305   --        22,003,305
   Singapore..............      9,400,286    103,888,953   --       113,289,239
   Spain..................        257,340    168,086,856   --       168,344,196
   Sweden.................      6,758,093    240,026,796   --       246,784,889
   Switzerland............             --    429,536,358   --       429,536,358
   United Kingdom.........        825,056  1,525,928,874   --     1,526,753,930
Rights/Warrants
   Australia..............            416         57,462   --            57,878
   Belgium................         16,065             --   --            16,065
   Hong Kong..............        267,897             --   --           267,897
   Italy..................          6,804             --   --             6,804
   United Kingdom.........             --         46,471   --            46,471
Temporary Cash Investments             --     12,415,000   --        12,415,000
Securities Lending
  Collateral..............             --    718,317,425   --       718,317,425
                           -------------- --------------   --    --------------
TOTAL..................... $1,210,210,875 $8,023,518,768   --    $9,233,729,643
                           ============== ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)
                                                               SHARES  VALUE++
                                                               ------- --------
COMMON STOCKS -- (89.2%)
AUSTRALIA -- (6.0%)
    Acrux, Ltd................................................  10,507 $ 47,340
   *Adamus Resources, Ltd.....................................  13,244   10,222
    Adelaide Brighton, Ltd....................................  45,184  130,151
   #Aditya Birla Minerals, Ltd................................  33,991   55,543
   *AED Oil, Ltd..............................................  28,704    4,253
   *AJ Lucas Group, Ltd.......................................   9,790   14,520
   #Alesco Corp., Ltd.........................................  16,733   52,658
  #*Alkane Resources, Ltd.....................................  29,642   64,731
  #*Allied Gold Mining P.L.C..................................   7,841   24,363
    Alumina, Ltd.............................................. 185,998  442,762
    Alumina, Ltd. Sponsored ADR...............................     900    8,550
    Amalgamated Holdings, Ltd.................................  13,987   92,291
    Amcom Telecommunications, Ltd............................. 114,685   45,358
    Amcor, Ltd................................................  68,695  530,235
    AMP, Ltd..................................................  20,390  101,980
    Ansell, Ltd...............................................   8,831  135,506
    APA Group, Ltd............................................   6,482   28,608
    APN News & Media, Ltd.....................................  57,354   69,688
   #Aquarius Platinum, Ltd....................................   6,051   28,056
   *Aquila Resources, Ltd.....................................   4,051   29,791
  #*Arafura Resources, Ltd....................................  38,502   31,007
    ARB Corp., Ltd............................................   1,871   15,098
   #Aristocrat Leisure, Ltd...................................  14,154   37,901
    Asciano Group, Ltd........................................ 183,551  335,708
    ASX, Ltd..................................................   2,214   72,618
   *Atlas Iron, Ltd...........................................  36,473  162,028
  #*Aurora Oil & Gas, Ltd.....................................  37,780  131,609
    Ausdrill, Ltd.............................................  18,915   67,658
   *Ausenco, Ltd..............................................  19,275   53,537
  #*Austal, Ltd...............................................  16,665   53,986
   *Austar United Communications, Ltd.........................  14,800   17,082
    Austbrokers Holdings, Ltd.................................   4,423   32,062
    Austin Engineering, Ltd...................................   1,449    7,589
   #Australia & New Zealand Banking Group, Ltd................  30,566  698,653
  #*Australian Agricultural Co., Ltd..........................  43,800   66,600
    Australian Infrastructure Fund............................  10,912   23,445
    Australian Pharmaceutical Industries, Ltd.................  45,997   13,620
   *Australian Worldwide Exploration, Ltd.....................  68,084   93,462
    Automotive Holdings Group NL..............................  31,524   70,856
    Bank of Queensland, Ltd...................................  31,296  276,803
  #*Bannerman Resources, Ltd..................................  44,013   21,012
   *BC Iron, Ltd..............................................  14,185   43,509
    Beach Petroleum, Ltd...................................... 171,436  188,971
    Bendigo Bank, Ltd.........................................  36,584  354,974
    Bendigo Mining, Ltd.......................................  19,146    2,416
  #*Billabong International, Ltd..............................  23,762  153,519
   *Biota Holdings, Ltd.......................................  23,640   25,036
    Blackmores, Ltd...........................................   1,487   46,153
   #BlueScope Steel, Ltd...................................... 209,096  260,965
   *BMA Gold, Ltd.............................................  39,297   22,024
    Boart Longyear, Ltd.......................................  45,360  201,821
   #Boral, Ltd................................................  86,419  395,640
  #*Bow Energy, Ltd...........................................  42,821   47,907
    Bradken, Ltd..............................................  23,267  219,781
    Brambles, Ltd.............................................   4,538   34,454
    Brickworks, Ltd...........................................  13,303  144,409
   #BT Investment Management, Ltd.............................   7,462   18,408
    Cabcharge Australia, Ltd..................................  14,898   80,923

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
AUSTRALIA -- (Continued)
    Caltex Australia, Ltd.....................................  13,687 $160,068
    Campbell Brothers, Ltd....................................   4,280  216,314
   *Cape Lambert Resources, Ltd...............................  32,028   20,666
   *Cardno, Ltd...............................................  16,099   95,347
   *Carnarvon Petroleum, Ltd..................................  82,835   17,728
  #*Carrick Gold, Ltd.........................................  29,203   16,988
   #Cash Converters International, Ltd........................  58,715   49,600
   *Catalpa Resources, Ltd....................................  10,165   17,430
   #Cellestis, Ltd............................................     830    3,448
    Centrebet International, Ltd..............................   6,648   15,335
   *Ceramic Fuel Cells, Ltd................................... 223,318   38,137
    Challenger Financial Services Group, Ltd..................  61,701  331,250
   *Citigold Corp., Ltd....................................... 276,985   21,529
   #Clough, Ltd...............................................  36,846   29,048
   *Coal of Africa, Ltd.......................................  24,372   28,602
    Coca-Cola Amatil, Ltd.....................................   2,084   25,886
    Cochlear, Ltd.............................................     344   26,767
  #*Cockatoo Coal, Ltd........................................ 221,893  108,381
    Coffey International, Ltd.................................  29,806   22,922
    Commonwealth Bank of Australia NL.........................   5,833  315,420
    Computershare, Ltd........................................   2,045   18,396
    ConnectEast Group, Ltd.................................... 276,756  160,961
   *Conquest Mining, Ltd......................................  46,436   25,538
   *Cooper Energy, Ltd........................................  24,369   10,840
    Count Financial, Ltd......................................   1,721    1,931
    Crown, Ltd................................................  19,419  190,012
   #CSG, Ltd..................................................  35,839   38,254
    CSL, Ltd..................................................   2,113   71,232
    CSR, Ltd..................................................  51,626  148,993
  #*CuDeco, Ltd...............................................  10,487   37,896
   *Cue Energy Resources, Ltd.................................  31,448    9,333
   #Customers, Ltd............................................  15,665   14,694
   *Dart Energy, Ltd..........................................   3,633    2,690
   #David Jones, Ltd..........................................  43,855  144,282
  #*Decmil Group, Ltd.........................................  17,419   43,037
   *Deep Yellow, Ltd.......................................... 245,896   45,764
    Devine, Ltd...............................................  11,884    3,126
   *Discovery Metals, Ltd.....................................  44,635   71,227
    Domino's Pizza Enterprises, Ltd...........................   5,839   39,083
    Downer EDI, Ltd...........................................  60,467  254,007
    DUET Group, Ltd...........................................  84,071  142,712
    DuluxGroup, Ltd...........................................   5,240   15,002
  #*Eastern Star Gas, Ltd.....................................  38,563   36,178
   *Echo Entertainment Group, Ltd.............................  72,789  320,663
  #*Elders, Ltd...............................................  82,880   32,323
   *Emeco Holdings, Ltd.......................................  65,076   82,122
  #*Energy Resources of Australia, Ltd........................   1,888    9,508
  #*Energy World Corp., Ltd................................... 182,440  132,079
    Envestra, Ltd.............................................  45,185   33,712
   #Fairfax Media, Ltd........................................ 242,028  233,776
   #FKP Property Group, Ltd................................... 107,051   74,618
   #Fleetwood Corp., Ltd......................................   9,594  120,459
  #*Fletcher Building, Ltd....................................  11,960   84,097
    FlexiGroup, Ltd...........................................  53,751  124,203
   #Flight Centre, Ltd........................................   4,333  102,208
  #*Flinders Mines, Ltd....................................... 166,864   25,655
    Forge Group, Ltd..........................................   9,306   55,058
    Foster's Group, Ltd.......................................  19,470  107,863
  #*Galaxy Resources, Ltd.....................................  36,034   26,962
   *Geodynamics, Ltd..........................................  15,716    5,540
   *Gindalbie Metals, Ltd. (6369545)..........................  21,097   18,272

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
AUSTRALIA -- (Continued)
   *Gindalbie Metals, Ltd. (B3PFYN1)..........................   7,032 $  6,103
   *Gloucester Coal, Ltd......................................   3,742   38,255
    Goodman Fielder, Ltd...................................... 225,250  222,189
   #Graincorp, Ltd. Series A..................................  28,724  247,522
  #*Grange Resources, Ltd..................................... 122,656   70,650
    GUD Holdings, Ltd.........................................  13,810  128,627
   *Gujarat NRE Coking Coal, Ltd..............................   4,406    1,428
   *Gunns, Ltd................................................  75,334   20,626
   #GWA Group, Ltd............................................  23,130   65,965
   #Harvey Norman Holdings, Ltd...............................  58,789  140,663
    Hastie Group, Ltd.........................................  57,152    9,402
  #*HFA Holdings, Ltd.........................................  18,498   24,573
   *Highlands Pacific, Ltd.................................... 116,035   38,267
   *Hillgrove Resources, Ltd..................................  17,592    5,007
   #Hills Holdings, Ltd.......................................  28,702   36,451
  #*Horizon Oil, Ltd..........................................  99,901   34,602
   #iiNet, Ltd................................................  12,619   33,406
    Iluka Resources, Ltd......................................  11,879  231,576
    Imdex, Ltd................................................  12,503   32,305
    IMF Australia, Ltd........................................   8,123   13,552
    Incitec Pivot, Ltd........................................ 125,504  543,681
    Independence Group NL.....................................  20,109  129,272
    Industrea, Ltd............................................  42,779   55,407
    Infigen Energy, Ltd.......................................  85,532   31,029
    Insurance Australia Group, Ltd............................  63,437  228,127
   *Integra Mining, Ltd.......................................  81,322   42,533
  #*Intrepid Mines, Ltd.......................................  28,573   55,973
    Invocare, Ltd.............................................   3,399   26,236
    IOOF Holdings, Ltd........................................  24,480  173,887
    Iress Market Technology, Ltd..............................  11,470  108,850
   *Iron Ore Holdings, Ltd....................................  11,976   17,578
   *James Hardie Industries SE................................   7,478   46,960
   *James Hardie Industries SE Sponsored ADR..................     100    3,137
   #JB Hi-Fi, Ltd.............................................   4,917   80,943
   *Jetset Travelworld, Ltd...................................  13,926   11,972
    K&S Corp., Ltd............................................   1,932    2,985
   *Kagara, Ltd...............................................  52,508   35,168
   *Karoon Gas Australia, Ltd.................................   4,581   22,159
   #Kingsgate Consolidated, Ltd...............................  12,257  119,385
   #Leighton Holdings, Ltd....................................   1,698   39,444
    Lend Lease Group NL.......................................  40,191  390,894
    Linc Energy, Ltd..........................................  28,947   89,297
   *Liquefied Natural Gas, Ltd................................  42,161   18,059
   *Lynas Corp., Ltd.......................................... 229,932  539,295
    Macarthur Coal, Ltd.......................................  12,934  221,131
    MacMahon Holdings, Ltd.................................... 111,175   70,485
    Macquarie Group, Ltd......................................  23,763  719,796
    McMillan Shakespeare, Ltd.................................   9,454   96,272
   #McPherson's, Ltd..........................................  15,732   53,156
    Medusa Mining, Ltd........................................  10,716   83,036
    Melbourne IT, Ltd.........................................  24,889   48,411
  #*MEO Australia, Ltd........................................ 109,016   21,535
   #Mermaid Marine Australia, Ltd.............................  15,886   52,640
  #*Mesoblast, Ltd............................................   3,743   37,313
   *Metals X, Ltd.............................................  38,119   10,032
    Metcash, Ltd..............................................  29,381  134,167
   *Metgasco, Ltd.............................................  13,298    5,182
  #*Minara Resources, Ltd.....................................  40,335   29,612
    Mincor Resources NL.......................................  40,964   40,182
   *Mineral Deposits, Ltd.....................................   6,000   36,745
    Mineral Resources, Ltd....................................   5,095   68,319

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
AUSTRALIA -- (Continued)
  #*Mirabela Nickel, Ltd....................................  41,955 $   86,860
   *Molopo Energy, Ltd......................................  49,088     42,341
  #*Moly Mines, Ltd.........................................   6,105      4,613
    Monadelphous Group, Ltd.................................   1,179     24,771
    Mortgage Choice, Ltd....................................  13,390     19,396
  #*Mount Gibson Iron, Ltd..................................  69,838    137,851
    MSF Sugar, Ltd..........................................   1,907      7,394
  #*Murchison Metals, Ltd...................................  42,040     35,782
  #*Myer Holdings, Ltd......................................  42,365    107,409
    National Australia Bank, Ltd............................  44,894  1,182,021
   #Navitas, Ltd............................................   9,096     37,579
  #*Neptune Marine Services, Ltd............................  23,325        923
    New Hope Corp., Ltd.....................................   9,616     56,694
    Newcrest Mining, Ltd....................................   5,931    258,633
   *Nexbis, Ltd.............................................  84,780      8,895
   *Nexus Energy, Ltd.......................................  37,451     11,519
    NIB Holdings, Ltd.......................................  39,303     58,313
   *Nido Petroleum, Ltd.....................................  87,583      6,332
   *Northern Iron, Ltd......................................  10,692     21,714
    NRW Holdings, Ltd.......................................   3,299     10,259
   *Nucoal Resources NL.....................................  49,664     19,921
   *Nufarm, Ltd.............................................  22,689    108,134
    Oakton, Ltd.............................................   5,536     13,086
    Oil Search, Ltd.........................................   9,394     70,485
   #OneSteel, Ltd........................................... 151,495    293,227
    Orica, Ltd..............................................   5,240    147,665
    Origin Energy, Ltd......................................  57,098    920,081
  #*Orocobre, Ltd...........................................   7,144     16,268
   #OrotonGroup, Ltd........................................     663      5,336
   *Otto Energy, Ltd........................................  85,210      7,676
   *OZ Minerals, Ltd........................................  27,735    414,140
    Pacific Brands, Ltd..................................... 168,654    120,447
   *Paladin Energy, Ltd.....................................  30,478     87,564
   *Pan Pacific Petroleum NL................................ 100,535     14,372
   *PanAust, Ltd............................................  15,081     67,865
    Panoramic Resources, Ltd................................  38,119     74,367
   *Paperlinx, Ltd.......................................... 137,889     21,195
    Patties Foods, Ltd......................................  10,908     19,703
    Peet, Ltd...............................................  29,634     47,108
  #*Perilya, Ltd............................................  68,409     53,744
   #Perpetual Trustees Australia, Ltd.......................   1,125     29,048
   *Perseus Mining, Ltd.....................................  16,263     55,515
  #*Pharmaxis, Ltd..........................................  22,921     27,643
   *Photon Group, Ltd....................................... 245,513      9,714
   *Platinum Australia, Ltd.................................  59,641     19,896
    PMP, Ltd................................................  31,929     18,386
    Premier Investments, Ltd................................  12,426     75,677
  #*Prima Biomed, Ltd.......................................  75,579     21,513
    Primary Health Care, Ltd................................  74,236    263,929
    Prime Media Group, Ltd..................................  14,791     10,868
  #*PrimeAg, Ltd. (B29NSJ8).................................  12,518     15,562
   *PrimeAg, Ltd. (B50ZR19).................................   9,629     11,954
    Programmed Maintenance Service, Ltd.....................  20,522     44,262
   *Qantas Airways, Ltd.....................................  60,398    122,410
    QBE Insurance Group, Ltd................................   8,348    150,236
    Ramsay Health Care, Ltd.................................   2,541     48,738
    RCR Tomlinson, Ltd......................................  36,230     66,691
    REA Group, Ltd..........................................   2,879     37,812
    Redflex Holdings, Ltd...................................  15,216     29,496
    Reece Australia, Ltd....................................     839     19,050
   *Reed Resources, Ltd.....................................  19,892      9,739

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
AUSTRALIA -- (Continued)
    Regional Express Holdings, Ltd............................   3,539 $  3,460
   *Regis Resources, Ltd......................................  13,669   40,870
   #Reject Shop, Ltd. (The)...................................   1,671   19,906
   *Resolute Mining, Ltd......................................  80,793  119,918
   *Resource Generation, Ltd..................................  19,863   14,636
    Retail Food Group, Ltd....................................   2,033    5,289
  #*Rex Minerals, Ltd.........................................   6,213   15,570
   *Rialto Energy, Ltd........................................  31,525   13,133
    Ridley Corp., Ltd.........................................  54,504   71,829
    Rio Tinto, Ltd............................................   3,883  340,199
  #*Roc Oil Co., Ltd.......................................... 119,970   44,108
    Runge, Ltd................................................   9,550    4,292
    SAI Global, Ltd...........................................  19,518   96,682
   #Salmat, Ltd...............................................   6,402   24,038
   *Sandfire Resources NL.....................................  13,178  112,903
   #Santos, Ltd...............................................  30,361  429,558
   *Saracen Mineral Holdings, Ltd.............................  34,599   22,808
    Sedgman, Ltd..............................................   8,565   17,905
   #Seek, Ltd.................................................   9,124   66,213
   #Select Harvests, Ltd......................................   2,626    5,332
    Servcorp, Ltd.............................................   6,641   21,675
    Seven Group Holdings, Ltd.................................  16,182  162,427
    Seven West Media, Ltd.....................................   8,955   35,276
    Sigma Pharmaceuticals, Ltd................................ 159,685   79,712
  #*Silex System, Ltd.........................................   5,413   17,355
   *Silver Lake Resources, Ltd................................  18,106   40,352
    Sims Metal Management, Ltd................................  19,222  356,037
    Sirtex Medical, Ltd.......................................   2,967   16,601
   *Skilled Group, Ltd........................................  21,174   52,326
    Slater & Gordon, Ltd......................................   4,246   11,041
    SMS Management & Technology, Ltd..........................   8,490   56,662
    Sonic Healthcare, Ltd.....................................   7,162   95,639
    Southern Cross Media Group, Ltd...........................  82,171  124,565
    SP Ausnet, Ltd............................................  21,924   22,132
   #SP Telemedia, Ltd.........................................  31,955   53,444
    Spark Infrastructure Group, Ltd...........................  40,838   58,215
    Specialty Fashion Group, Ltd..............................  19,673   17,490
    Spotless Group, Ltd.......................................  27,460   61,500
  #*St. Barbara, Ltd..........................................  36,129   73,050
   *Straits Resources, Ltd....................................  66,500   57,465
    STW Communications Group, Ltd.............................  43,487   44,790
    Suncorp Group, Ltd........................................  81,330  661,787
   *Sundance Resources, Ltd...................................  70,585   40,658
   *Sunland Group, Ltd........................................  31,487   20,078
    Super Retail Group, Ltd...................................   7,118   54,492
    TABCORP Holdings, Ltd.....................................  72,789  257,096
    Talent2 International, Ltd................................   7,642   11,808
  #*Tanami Gold NL............................................  17,532   19,645
   *Tap Oil, Ltd..............................................  84,108   77,584
   #Tassal Group, Ltd.........................................  22,882   35,664
    Tatts Group, Ltd.......................................... 206,260  525,880
    Technology One, Ltd.......................................  25,124   30,383
   #Telstra Corp., Ltd........................................  13,625   44,694
    Ten Network Holdings, Ltd.................................  88,311  104,531
   *Teranga Gold Corp.........................................  11,133   28,111
   *Terramin Australia, Ltd...................................  14,047    4,401
    TFS Corp., Ltd............................................  42,008   36,507
    Thakral Holdings Group, Ltd...............................  44,790   26,784
    Thorn Group, Ltd..........................................   3,198    6,710
  #*Tiger Resources, Ltd......................................  38,107   20,660
   #Toll Holdings, Ltd........................................  76,168  378,376

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
AUSTRALIA -- (Continued)
    Transfield Services, Ltd...............................  43,167 $   158,346
   *Transpacific Industries Group, Ltd.....................  27,225      27,320
   *Treasury Wine Estates, Ltd.............................   4,342      16,409
    Troy Resources NL......................................  17,242      76,698
    Trust Co., Ltd. (The)..................................     740       4,644
    UGL, Ltd...............................................   6,683      98,422
   *UXC, Ltd...............................................  15,692      11,261
   *VDM Group, Ltd.........................................  46,244       3,470
   #Village Roadshow, Ltd..................................  24,120      87,752
   *Virgin Blue Holdings, Ltd.............................. 272,729      88,462
    Washington H. Soul Pattinson & Co., Ltd................  16,792     238,500
    Watpac, Ltd............................................  13,563      20,856
    WDS, Ltd...............................................   1,417       1,346
   #Webjet, Ltd............................................   9,426      20,338
    Wesfarmers, Ltd........................................  21,586     694,226
   #Western Areas NL.......................................  13,874      89,334
   #Westpac Banking Corp...................................   7,501     167,947
   #Westpac Banking Corp. Sponsored ADR....................   2,121     238,316
  #*White Energy Co., Ltd..................................  21,241      49,962
   #Whitehaven Coal, Ltd...................................   4,348      31,427
    WHK Group, Ltd.........................................  18,554      17,533
   #Wide Bay Australia, Ltd................................   3,475      31,933
    Woodside Petroleum, Ltd................................   2,776     116,972
    WorleyParsons, Ltd.....................................   1,541      46,563
                                                                    -----------
TOTAL AUSTRALIA............................................          30,436,587
                                                                    -----------
AUSTRIA -- (0.6%)
    Agrana Beteiligungs AG.................................     505      61,339
    Andritz AG.............................................   1,764     171,115
  #*A-TEC Industries AG....................................   1,773       4,888
    Atrium European Real Estate, Ltd. AG...................   3,955      25,323
   *Austria Technologie & Systemtechnik AG.................   1,589      28,217
   *Bwin.Party Digital Entertainment P.L.C.................  38,866      87,344
    BWT AG.................................................     720      17,203
   *CA Immobilien Anlagen AG...............................     543       9,149
   *Constantia Packaging AG Escrow Shares..................     180          --
    Erste Group Bank AG....................................  12,127     579,798
   #EVN AG.................................................     709      11,579
    Flughafen Wien AG......................................   1,887      93,012
  #*Intercell AG...........................................   1,270       5,130
   #Kapsch TrafficCom AG...................................     698      60,467
    Lenzing AG.............................................     259      31,730
    Mayr-Melnhof Karton AG.................................     212      22,372
   #Oesterreichischen Post AG..............................   2,523      75,070
    OMV AG.................................................   9,550     380,686
    Palfinger AG...........................................     947      31,050
   #Raiffeisen Bank International AG.......................   4,415     220,741
    RHI AG.................................................     524      13,988
    Schoeller-Bleckmann Oilfield Equipment AG..............   1,125     109,695
    Semperit Holding AG....................................   1,115      54,125
   *Strabag SE.............................................   5,030     144,682
    Telekom Austria AG.....................................   4,589      56,214
    Uniqa Versicherungen AG................................   1,163      23,033
    Vienna Insurance Group AG Wiener Versicherung Gruppe...   1,588      84,413
   #Voestalpine AG.........................................   4,316     223,434
    Wienerberger AG........................................  17,082     273,596
   #Zumtobel AG............................................   6,907     161,968
                                                                    -----------
TOTAL AUSTRIA..............................................           3,061,361
                                                                    -----------
BELGIUM -- (1.4%)
   *Ablynx NV..............................................   1,092      11,870

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
BELGIUM -- (Continued)
    Ackermans & van Haaren NV...............................   3,266 $  288,825
    Ageas SA................................................ 246,549    505,473
   *Agfa-Gevaert NV.........................................  29,369    115,727
    Anheuser-Busch InBev NV Sponsored ADR...................   3,863    222,432
    Arseus NV...............................................   6,747    109,574
    Atenor Group NV.........................................      69      3,298
    Banque Nationale de Belgique SA.........................      27    113,240
    Barco NV................................................   2,663    190,671
    Bekaert SA..............................................   2,121    128,467
    Belgacom SA.............................................   1,132     39,486
    Colruyt SA..............................................     600     29,185
    Compagnie d'Entreprises SA..............................   2,240    146,356
    Compagnie Immobiliere de Belgique SA....................     301     12,648
    Compagnie Maritime Belge SA.............................   3,912     98,765
   *Deceuninck NV...........................................  21,543     44,187
    Delhaize Group SA.......................................   2,551    183,450
    Delhaize Group SA Sponsored ADR.........................   3,923    284,496
  #*Devgen NV...............................................   3,515     30,594
  #*Dexia SA................................................  52,880    139,690
    D'ieteren SA............................................   2,040    138,796
    Elia System Operator SA.................................     990     40,529
    Euronav SA..............................................   2,958     32,762
    EVS Broadcast Equipment SA..............................   1,533     96,461
    Exmar NV................................................   3,470     26,186
   *Galapagos NV............................................   5,679     59,978
    Gimv NV.................................................   1,631     99,414
    Image Recognition Integrated Systems (I.R.I.S.) SA......      88      3,974
    Ion Beam Applications SA................................   3,267     28,346
    KBC Groep NV............................................   7,249    255,783
    Kinepolis Group NV......................................   1,308     98,322
    Melexis NV..............................................   2,604     40,344
    Mobistar SA.............................................     748     52,136
   *Nyrstar NV..............................................  27,303    361,668
    Omega Pharma SA.........................................   3,427    168,895
    Recticel SA.............................................   4,655     49,440
   #Resilux SA..............................................     516     42,751
    Roularta Media Group NV.................................     199      6,053
    Sioen Industries NV.....................................   3,689     31,514
    Sipef NV................................................   1,293    118,264
    Solvay SA...............................................   5,891    887,050
   *Telenet Group Holding NV................................   3,899    158,888
    Tessenderlo Chemie NV...................................   5,484    220,129
  #*ThromboGenics NV........................................   3,736     90,092
    UCB SA..................................................  10,177    468,072
    Umicore SA..............................................   9,984    508,616
    Van de Velde NV.........................................     840     44,935
                                                                     ----------
TOTAL BELGIUM...............................................          6,827,832
                                                                     ----------
CANADA -- (10.0%)
   *5N Plus, Inc............................................   5,865     50,888
    Aastra Technologies, Ltd................................   2,300     44,486
  #*Absolute Software Corp..................................   4,480     19,459
   *Advantage Oil & Gas, Ltd................................  26,700    185,554
   #Aecon Group, Inc........................................  10,373     91,522
   #AG Growth International, Inc............................     960     45,033
    AGF Management, Ltd. Class B............................  14,823    269,636
   #Agnico-Eagle Mines, Ltd.................................   2,907    161,681
    Agrium, Inc.............................................   1,800    157,515
   *Ainsworth Lumber Co., Ltd...............................   7,849     18,073
    Akita Drilling, Ltd.....................................     900     11,398
   *Alacer Gold Corp........................................  20,520    199,305

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (Continued)
    Alamos Gold, Inc...........................................  3,200 $ 56,702
   *Alexco Resource Corp.......................................  5,120   37,993
   *Alexis Minerals Corp....................................... 27,000    2,402
    Algoma Central Corp........................................    174   17,574
    Algonquin Power & Utilities Corp........................... 23,560  139,814
    Alimentation Couche-Taro, Inc. Class B.....................  4,800  151,468
    Alliance Grain Traders, Inc................................    493   13,039
   #AltaGas, Ltd...............................................  8,900  246,474
   *Alter NRG Corp.............................................  4,900    4,308
   *Altius Minerals Corp.......................................  5,648   68,158
    Amerigo Resources, Ltd..................................... 18,684   18,186
   *Anderson Energy, Ltd....................................... 22,450   18,327
   *Angle Energy, Inc.......................................... 10,313  103,513
   *Antrim Energy, Inc......................................... 16,700   18,353
   *Anvil Mining, Ltd.......................................... 29,300  203,623
   #ARC Resources, Ltd.........................................  2,817   73,443
   *Argonaut Gold, Inc.........................................  4,952   30,216
   #Armtec Infrastructure, Inc.................................    295    1,105
   *Arsenal Energy, Inc........................................ 11,000    9,210
    Astral Media, Inc. Class A.................................  8,016  306,310
    Atco, Ltd. Class I.........................................  1,600  103,156
   #Atlantic Power Corp........................................ 10,400  161,750
   *Atrium Innovations, Inc....................................  3,100   48,603
   *ATS Automation Tooling System, Inc......................... 19,124  156,122
   *Aura Minerals, Inc......................................... 19,400   40,406
  #*AuRico Gold, Inc........................................... 20,280  246,217
   *Aurizon Mines, Ltd......................................... 14,700   86,466
  #*Avalon Rare Metals, Inc.................................... 12,100   66,867
   #AvenEx Energy Corp.........................................  1,700    9,750
   *AXIA NetMedia Corp.........................................  6,400    7,770
   *B2Gold Corp................................................ 45,600  156,542
   *Baja Mining Corp........................................... 36,800   43,908
   *Ballard Power Systems, Inc................................. 16,800   26,199
   #Bank of Montreal........................................... 13,100  823,060
    Bank of Nova Scotia........................................  5,149  291,981
   *Bankers Petroleum, Ltd..................................... 22,200  139,411
    Barrick Gold Corp..........................................  3,574  170,386
   #BCE, Inc................................................... 10,200  389,232
    Bell Aliant, Inc...........................................  3,427   99,354
   *Bellatrix Exploration, Ltd................................. 17,162   88,554
  #*BioExx Specialty Proteins, Ltd............................. 12,749   12,543
  #*Birchcliff Energy, Ltd..................................... 16,160  234,759
   #Black Diamond Group, Ltd...................................  2,450   81,799
   *BlackPearl Resources, Inc.................................. 41,459  258,617
    Bombardier, Inc. Class B...................................  8,400   50,816
   *Boralex, Inc. Class A......................................  6,100   51,331
   *Breakwater Resources, Ltd.................................. 15,450  119,984
   *Burcon NutraScience Corp...................................  2,200   20,009
    CAE, Inc................................................... 16,827  220,145
    Calfrac Well Services, Ltd.................................  5,200  197,616
   *Calmena Energy Services, Inc............................... 19,240   11,075
   *Calvalley Petroleum, Inc................................... 20,300   44,193
    Cameco Corp................................................  2,100   55,849
    Canaccord Capital, Inc..................................... 14,271  192,680
    Canada Bread Co., Ltd......................................  1,900   93,464
    Canadian National Railway Co...............................  1,300   97,474
    Canadian National Resources, Ltd...........................  9,400  379,561
    Canadian Pacific Railway, Ltd..............................  6,100  389,514
   #Canadian Tire Corp. Class A................................  9,416  575,732
   #Canadian Utilities, Ltd. Class A...........................  2,700  159,324
   #Canadian Western Bank...................................... 10,100  321,885

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
CANADA -- (Continued)
    Canam Group, Inc. Class A.................................   7,700 $ 53,754
   *Canfor Corp...............................................  21,200  228,320
   *Cangene Corp..............................................   2,700    4,437
   *Canyon Services Group, Inc................................   3,238   51,106
    Capital Power Corp........................................     975   24,950
    Capstone Infrastructure Corp..............................   3,407   26,209
   *Capstone Mining Corp......................................  35,332  130,907
  #*Cardero Resource Corp.....................................  21,100   27,605
   *Cardiome Pharma Corp......................................   1,800    8,949
   *Carpathian Gold, Inc......................................  51,260   33,263
    Cascades, Inc.............................................  12,460   80,593
   #Cash Store Financial Services, Inc. (The).................     100    1,222
   *Catalyst Paper Corp.......................................   8,100      975
    CCL Industries, Inc. Class B..............................   3,000  101,732
   *Celestica, Inc............................................  32,212  282,860
   *Celtic Exploration, Ltd...................................   6,000  151,468
    Centerra Gold, Inc........................................   1,900   37,246
   *Cequence Energy, Ltd......................................   4,400   19,342
    *CGI Group, Inc...........................................   7,471  160,609
   *Chinook Energy, Inc.......................................   5,822   12,735
    Churchill Corp. Class A (The).............................   6,250  113,232
   #CI Financial Corp.........................................   2,000   46,366
   *CIC Energy Corp...........................................   6,800   16,512
   #Cineplex, Inc.............................................   2,056   51,838
    Clairvest Group, Inc......................................     100    1,688
   *Claude Resources, Inc.....................................  11,400   20,284
   #CML HealthCare, Inc.......................................   4,582   43,544
   *Coastal Contacts, Inc.....................................  15,700   45,024
    Cogeco Cable, Inc.........................................   2,300  115,740
    Colabor Group, Inc........................................   3,267   31,937
   *Colossus Minerals, Inc....................................   5,040   41,251
   *COM DEV International, Ltd................................   5,100   10,942
   *Compton Petroleum Corp....................................  22,200    2,904
    Computer Modelling Group, Ltd.............................   2,632   35,260
  #*Connacher Oil & Gas, Ltd..................................  65,520   70,632
    Constellation Software, Inc...............................     300   23,078
   *Copper Mountain Mining Corp...............................   7,118   52,149
    Corby Distilleries, Ltd...................................   1,150   19,800
  #*Corridor Resources, Inc...................................  12,900   40,910
   #Corus Entertainment, Inc. Class B.........................  11,400  255,812
  #*Cott Corp.................................................  28,405  235,457
   #Crescent Point Energy Corp................................   3,850  173,068
   *Crew Energy, Inc..........................................   9,620  153,042
   *Crocotta Energy, Inc......................................  10,880   34,162
   *Crystallex International Corp.............................  12,900    1,485
   *Davis & Henderson Income Corp.............................   5,091   98,042
   #Daylight Energy, Ltd......................................  27,818  266,694
   *Delphi Energy Corp........................................  20,655   51,667
  #*Denison Mines Corp........................................  34,400   72,728
   *Descartes Systems Group, Inc. (The).......................   9,080   62,627
   *Detour Gold Corp..........................................   5,460  171,609
    Dollarama, Inc............................................   1,233   41,244
    Dorel Industries, Inc. Class B............................   3,800  111,321
  #*DragonWave, Inc...........................................   7,469   38,148
  #*Duluth Metals, Ltd........................................  14,300   42,805
   *Dundee Capital Markets, Inc...............................   4,200    5,143
  #*Dundee Precious Metals, Inc...............................  13,918  120,760
   *Dynasty Metals & Mining, Inc..............................   6,282   19,790
   *Eastern Platinum, Ltd..................................... 110,297  115,440
    E-L Financial Corp., Ltd..................................      80   39,060
    Eldorado Gold Corp........................................   9,299  160,101

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (Continued)
   *Electrovaya, Inc........................................... 12,500 $ 22,241
   #Emera, Inc.................................................    700   23,144
    Empire Co., Ltd. Class A...................................  3,900  236,584
   #Encana Corp................................................ 16,105  472,472
   *Endeavour Mining Corp...................................... 26,448   62,560
    Enerflex, Ltd..............................................  2,500   30,718
   #Enerplus Corp.............................................. 18,886  588,847
    Ensign Energy Services, Inc................................ 16,950  365,096
   *Epsilon Energy, Ltd........................................  5,750   20,943
   *Equal Energy, Ltd..........................................    200    1,262
    Equitable Group, Inc.......................................  2,250   68,481
   *Essential Energy Services, Ltd............................. 12,206   28,105
   *Euro Goldfields, Ltd....................................... 16,300  206,085
    Evertz Technologies, Ltd...................................  2,800   37,072
  #*Excellon Resources, Inc.................................... 26,500   21,911
   *EXFO, Inc..................................................  3,566   26,686
   *Fairborne Energy, Ltd...................................... 13,000   66,126
    Fairfax Financial Holdings, Ltd............................  1,400  550,945
    Finning International, Inc.................................  7,200  206,479
   #First Capital Realty, Inc..................................    298    5,246
   *First Majestic Silver Corp................................. 14,200  317,900
    First Quantum Minerals, Ltd................................  2,300  318,863
  #*First Uranium Corp......................................... 40,000   17,165
   *FirstService Corp..........................................  3,300  118,917
   *Flint Energy Services, Ltd................................. 11,200  147,817
   *Formation Capital Corp.....................................    800      996
   *Forsys Metals Corp.........................................  5,280    6,963
   #Fortis, Inc................................................  1,900   62,959
   *Fortuna Silver Mines, Inc..................................  9,800   56,413
  #*Fortune Minerals, Ltd......................................    800    1,172
    Forzani Group, Ltd. Class A................................  4,742  130,877
    Franco-Nevada Corp.........................................  4,300  179,795
   *Galleon Energy, Inc. Class A............................... 13,400   48,105
   *Genesis Land Development Corp..............................  8,400   30,947
    Gennum Corp................................................  2,700   19,781
    Genworth MI Canada, Inc....................................  2,400   59,432
  #*GeoMark Exploration, Ltd................................... 10,200   10,569
    George Weston, Ltd.........................................  3,279  227,534
   #Gildan Activewear, Inc.....................................  4,900  146,879
   *Glacier Media, Inc.........................................  3,000    6,845
   *GLG Life Tech Corp.........................................  1,100    8,105
    Gluskin Shef & Associates, Inc.............................  2,000   37,909
  #*GLV, Inc...................................................  8,028   47,557
    GMP Capital, Inc...........................................  3,100   37,312
    Goldcorp, Inc..............................................  6,400  306,051
  #*Golden Star Resources, Ltd................................. 33,280   83,596
   *Gran Tierra Energy, Inc.................................... 30,238  210,775
   *Grande Cache Coal Corp..................................... 11,300  103,130
  #*Great Basin Gold, Ltd...................................... 54,680  109,308
   *Great Canadian Gaming Corp................................. 10,900   88,870
   #Great-West Lifeco, Inc.....................................  3,000   74,949
  #*Greystar Resources, Ltd....................................  5,800   15,480
    Groupe Aeroplan, Inc....................................... 25,790  363,589
    Guardian Capital Group, Ltd................................  3,344   39,899
   *Guyana Goldfields, Inc.....................................  7,861   65,820
   *Hanfeng Evergreen, Inc.....................................  5,700   22,431
   *Harry Winston Diamond Corp................................. 11,056  172,184
   *Heroux-Devtek, Inc.........................................  3,048   25,393
    Home Capital Group, Inc....................................  2,500  134,779
   *HudBay Minerals, Inc....................................... 22,579  310,758
   #Husky Energy, Inc..........................................  5,705  159,724

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (Continued)
    IAMGOLD Corp............................................... 10,700 $214,123
  #*Imax Corp..................................................  5,400  102,806
   *Imperial Metals Corp.......................................  2,200   53,535
   *Imris, Inc.................................................  4,300   28,353
   #Indigo Books & Music, Inc..................................  1,600   19,141
    Industrial Alliance Insurance & Financial Services, Inc.... 12,594  496,932
    Inmet Mining Corp..........................................  6,500  448,935
    Innergex Renewable Energy, Inc.............................  5,353   54,961
    Intact Financial Corp......................................  6,804  394,873
   *Inter-Citic Minerals, Inc..................................    200      314
   *International Forest Products, Ltd. Class A................  4,600   23,206
   *Intertape Polymer Group, Inc...............................  7,273   17,660
  #*Ivanhoe Energy, Inc........................................ 24,400   41,371
   *Ivernia, Inc............................................... 60,300   10,098
  #*Jaguar Mining, Inc......................................... 16,500   78,403
    Jean Coutu Group (PJC), Inc. Class A (The).................  4,300   54,006
   #Just Energy Group, Inc.....................................  2,908   41,393
   *Katanga Mining, Ltd........................................ 83,398  141,404
    Killam Properties, Inc.....................................    546    6,229
   *Kingsway Financial Services, Inc...........................  5,600    4,982
    Kinross Gold Corp.......................................... 24,480  399,694
   *Kirkland Lake Gold, Inc....................................  4,200   72,136
   *La Mancha Resources, Inc................................... 13,574   31,681
   *Labrador Iron Mines Holdings, Ltd..........................  6,602   75,524
   *Lake Shore Gold Corp....................................... 41,100   93,346
   *Laramide Resources, Ltd.................................... 25,700   32,009
    Laurentian Bank of Canada..................................  4,748  212,988
    Le Chateau, Inc. Class A...................................    500    3,642
   *Legacy Oil & Gas, Inc...................................... 12,729  150,678
    Leisureworld Senior Care Corp..............................  1,770   20,026
    Leon's Furniture, Ltd......................................  6,538   85,193
    Linamar Corp...............................................  5,600  112,768
   #Loblaw Cos., Ltd...........................................  3,800  146,997
   *Lundin Mining Corp......................................... 59,000  443,372
    MacDonald Dettweiler & Associates, Ltd.....................  3,200  177,408
    Magna International, Inc................................... 18,560  905,224
    Major Drilling Group International, Inc.................... 13,092  195,397
    Manitoba Telecom Services, Inc.............................  1,700   55,104
   #Manulife Financial Corp.................................... 40,805  648,302
    Maple Leaf Foods, Inc...................................... 13,008  155,206
   *Martinrea International, Inc............................... 12,400  101,619
   *Maxim Power Corp...........................................  2,200    6,033
    MDS, Inc................................................... 15,200  154,315
   *MEGA Brands, Inc...........................................  2,600   23,729
  #*Mega Uranium, Ltd.......................................... 22,900    8,868
  #*Mercator Minerals, Ltd..................................... 23,547   67,034
   #Methanex Corp.............................................. 11,500  340,625
   #Metro, Inc. Class A........................................  5,100  252,852
   *Midway Energy, Ltd.........................................  6,600   30,878
  #*Migao Corp.................................................  9,689   46,749
  #*Minefinders Corp...........................................  4,960   72,470
   *Minera Andes, Inc.......................................... 49,061  118,615
   *Miranda Technologies, Inc..................................  6,400   47,559
    Morneau Shepell, Inc.......................................  2,625   27,859
    Mosaid Technologies, Inc...................................  2,000   71,003
    Mullen Group, Ltd.......................................... 10,880  253,368
   #NAL Energy Corp............................................  3,000   34,539
    National Bank of Canada....................................  5,100  395,264
  #*Nautilus Minerals, Inc..................................... 18,063   56,338
   *Neo Material Technologies, Inc.............................  6,800   63,342
   *New Gold, Inc.............................................. 27,854  301,148

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (Continued)
    Newalta Corp...............................................  8,548 $112,548
    Nexen, Inc................................................. 34,595  807,078
    Niko Resources, Ltd........................................    200   13,755
   *Norbord, Inc...............................................  5,050   55,815
  #*North American Energy Partners, Inc........................  5,546   33,376
   *North American Palladium, Ltd..............................  6,100   25,410
    North West Co., Inc. (The).................................     67    1,419
   *Northern Dynasty Minerals, Ltd.............................  4,160   44,236
  #*Northgate Minerals Corp.................................... 70,860  228,425
   #Northland Power, Inc.......................................  6,676  113,194
  #*NovaGold Resources, Inc....................................  4,700   46,978
    Nuvista Energy, Ltd........................................ 13,640  146,186
   *Nuvo Research, Inc......................................... 76,000    6,761
  #*OceanaGold Corp............................................ 56,000  140,667
    Onex Corp..................................................  3,100  116,220
   *Open Range Energy Corp.....................................  4,400   29,795
  #*Open Text Corp.............................................  1,800  121,495
  #*OPTI Canada, Inc........................................... 43,120    5,416
   *Oromin Explorations, Ltd...................................  5,200    5,442
  #*Orvana Minerals Corp....................................... 13,000   27,620
  #*Osisko Mining Corp.........................................  5,300   78,603
   *Pace Oil & Gas, Ltd........................................  3,279   22,136
    Pacific Rubiales Energy Corp...............................  4,900  140,930
  #*Paladin Labs, Inc..........................................  1,963   88,242
    Pan Amer Silver Corp.......................................  6,600  199,150
   *Paramount Resources, Ltd. Class A..........................  3,054  107,079
   *Parex Resources, Inc.......................................  1,800   14,073
   #Pason Systems, Inc.........................................  4,680   72,249
   *Patheon, Inc...............................................  1,300    2,789
   #Pengrowth Energy Corp...................................... 38,354  497,765
   #Penn West Petroleum, Ltd................................... 30,460  678,412
   *Peregrine Diamonds, Ltd....................................  8,080   16,829
   #Perpetual Energy, Inc...................................... 18,975   64,941
   #PetroBakken Energy, Ltd....................................  8,128  119,608
   *Petrobank Energy & Resources, Ltd.......................... 10,105  156,527
    Petrominerales, Ltd........................................  1,044   33,305
   *Phoscan Chemical Corp...................................... 21,000   10,770
   *Pilot Gold, Inc............................................  3,550    8,509
   *Platmin, Ltd............................................... 63,773   34,708
  #*PolyMet Mining Corp........................................  9,787   15,672
   *Precision Drilling Corp.................................... 25,736  444,444
    Premium Brands Holdings Corp...............................  4,249   68,308
    Progress Energy Resources Corp............................. 30,283  439,293
   *Progressive Waste Solutions, Ltd........................... 12,023  270,422
   *Pulse Seismic, Inc.........................................  2,704    5,434
   *QLT, Inc...................................................  9,696   66,876
   *Quadra FNX Mining, Ltd..................................... 17,788  283,171
    Quebecor, Inc. Class B.....................................  6,600  209,374
   *Queenston Mining, Inc......................................  4,400   32,236
  #*Questerre Energy Corp...................................... 12,560   11,831
  #*Ram Power Corp............................................. 21,879   10,419
    Reitmans Canada, Ltd. Class A..............................  7,444  116,009
   *Research In Motion, Ltd....................................  1,800   45,082
    Richelieu Hardware, Ltd....................................  1,900   54,388
   *Richmont Mines, Inc........................................ 10,500   81,982
   #Ritchie Brothers Auctioneers, Inc..........................  3,200   87,883
   *RMP Energy, Inc............................................  9,292   23,146
   *Rock Energy, Inc...........................................  7,488   32,054
    Rocky Mountain Dealerships, Inc............................  2,000   21,142
    Rogers Sugar, Inc..........................................  3,480   19,450
    RONA, Inc.................................................. 18,700  215,683

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
CANADA -- (Continued)
   #Royal Bank of Canada.....................................  2,900 $  156,010
   *Rubicon Minerals Corp.................................... 12,000     50,489
    Russel Metals, Inc.......................................  8,500    207,107
   *Sabina Gold & Silver Corp................................ 15,610     92,472
   *Sandvine Corp............................................ 18,000     40,316
   #Saputo, Inc..............................................  2,900    135,826
   *Savanna Energy Services Corp............................. 10,050    102,767
   *Seabridge Gold, Inc......................................  1,200     33,421
    Sears Canada, Inc........................................    627     10,021
   *SEMAFO, Inc.............................................. 23,500    209,802
   #Shaw Communictions, Inc. Class B.........................  4,800    108,414
    ShawCor, Ltd.............................................  2,400     75,357
    Sherritt International Corp.............................. 37,646    235,226
   #Shoppers Drug Mart Corp..................................  1,000     41,991
   *Shore Gold, Inc.......................................... 15,000      8,792
   *Sierra Wireless, Inc.....................................  7,700     83,008
   *Silver Standard Resources, Inc...........................  5,600    153,209
    Silver Wheaton Corp......................................  9,100    327,731
   #Silvercorp Metals, Inc................................... 16,100    167,159
  #*Sino-Forest Corp......................................... 27,600    210,874
    SNC-Lavalin Group, Inc...................................    900     50,876
   *Softchoice Corp..........................................  3,100     27,708
   *Sonde Resources Corp..................................... 10,900     31,715
  #*Southern Pacific Resource Corp...........................  1,867      3,205
   *Sprott Resource Corp..................................... 21,983    116,421
   *Sprott Resource Lending Corp............................. 29,091     49,934
   #Sprott, Inc..............................................  4,000     34,832
   *Stantec, Inc.............................................  5,420    154,468
    Stella-Jones, Inc........................................  1,400     54,054
   *Stornoway Diamond Corp................................... 14,000     32,090
   *Strateco Resources, Inc.................................. 14,500      6,450
    Student Transportation, Inc..............................  5,364     34,807
   #Sun Life Financial, Inc.................................. 19,778    546,692
    Suncor Energy, Inc....................................... 34,672  1,328,891
   *SunOpta, Inc............................................. 11,327     66,389
   #Superior Plus Corp....................................... 12,867    146,924
  #*Swisher Hygiene, Inc.....................................  4,600     20,750
   *SXC Health Solutions Corp................................  2,000    126,579
    Talisman Energy, Inc..................................... 16,048    292,255
  #*Tanzanian Royalty Exploration Corp....................... 11,520     71,619
   *Taseko Mines, Ltd........................................ 17,200     76,868
    Teck Resources, Ltd. Class B............................. 17,000    842,305
   #Telus Corp. Non-Voting...................................  5,300    279,298
   *Tembec, Inc..............................................  2,600     10,069
   *Terra Energy Corp........................................  2,608      2,730
  #*Theratechnologies, Inc...................................  2,900     12,444
  #*Thompson Creek Metals Co., Inc........................... 17,300    156,441
   #Thomson Reuters Corp..................................... 10,416    358,229
    Tim Hortons, Inc.........................................  3,900    187,153
   *Timminco, Ltd............................................ 25,200      9,231
   #TMX Group, Inc...........................................    800     36,540
  #*Torex Gold Resources, Inc................................ 64,700    117,827
    Toromont Industries, Ltd.................................  9,700    184,670
   #Toronto Dominion Bank.................................... 15,429  1,235,192
    Torstar Corp. Class B....................................  7,000     82,056
    Total Energy Services, Inc...............................  2,800     45,717
   *Tourmaline Oil Corp......................................  1,556     58,058
   #TransAlta Corp........................................... 16,900    373,747
   #TransCanada Corp......................................... 15,367    645,593
    Transcontinental, Inc. Class A........................... 10,300    164,615
    TransForce, Inc.......................................... 10,391    152,475

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
CANADA -- (Continued)
   *TransGlobe Energy Corp.................................   6,300 $    67,586
    Trican Well Service, Ltd...............................   5,600     146,586
   #Trilogy Energy Corp....................................   4,700     133,801
    Trinidad Drilling, Ltd.................................  18,900     197,615
    TVA Group, Inc. Class B................................     653       8,543
   *Twin Butte Energy, Ltd.................................  13,800      36,253
   *U308 Corp..............................................   2,844         953
   *UEX Corp...............................................  29,800      33,685
    Uni-Select, Inc........................................   1,800      49,547
  #*Uranium One, Inc....................................... 104,700     369,291
  #*Ur-Energy, Inc.........................................   5,500       8,922
    Valener, Inc...........................................     289       4,903
   *Vecima Network, Inc....................................     700       2,271
   #Veresen, Inc...........................................   3,600      52,637
   *Vero Energy, Inc.......................................   6,579      37,321
    Viterra, Inc...........................................  46,588     527,586
    WaterFurnace Renewable Energy, Inc.....................     913      22,016
    Wesdome Gold Mines, Ltd................................  14,500      41,583
    West Fraser Timber Co., Ltd............................   4,525     216,482
   *Westaim Corp...........................................  15,500       8,192
   *Western Forest Products, Inc...........................   1,500       1,209
   *Westfire Energy, Ltd...................................   3,328      24,382
    Westjet Airlines, Ltd..................................     700      10,535
    Wi-Lan, Inc............................................  11,400     107,503
    Winpak, Ltd............................................   3,194      39,948
   *Xtreme Coil Drilling Corp..............................   2,626      13,220
   #Yamana Gold, Inc.......................................  44,800     583,298
   #Yellow Media, Inc......................................  27,943      60,831
   *YM Biosciences, Inc....................................   2,600       6,123
   *Yukon-Nevada Gold Corp.................................  82,949      39,502
                                                                    -----------
TOTAL CANADA...............................................          50,595,621
                                                                    -----------
DENMARK -- (0.9%)
    A.P. Moller--Maersk A.S................................      27     206,875
  #*Alk-Abello A.S.........................................   1,088      60,781
   *Alm. Brand A.S. (Almindelig Brand).....................   1,350       2,889
   *Amagerbanken A.S.......................................  38,975          --
    Auriga Industries A.S. Series B........................   4,476      77,078
  #*Bang & Olufsen Holdings A.S............................   8,608     101,911
   *Bavarian Nordic A.S....................................   3,968      52,358
    Carlsberg A.S. Series B................................   3,767     370,026
    Coloplast A.S..........................................     595      91,476
   #D/S Norden A.S.........................................   2,817      92,742
   *Danske Bank A.S........................................  12,773     247,112
    DFDS A.S...............................................     816      66,629
    DSV A.S................................................  11,779     261,149
    East Asiatic Co., Ltd. A.S.............................   3,037      94,083
    FLSmidth & Co. A.S.....................................   3,296     255,589
   *Genmab A.S.............................................   4,878      37,783
    GN Store Nord A.S......................................  34,570     312,861
   *Greentech Energy Systems A.S...........................  11,376      39,426
   *H&H International A.S. Series B........................   1,940      19,837
   #H. Lundbeck A.S........................................   1,967      49,217
    Harboes Bryggeri A.S...................................     511      10,430
    Jeudan A.S.............................................     667      52,776
   *Jyske Bank A.S.........................................   9,307     370,644
   *NeuroSearch A.S........................................   2,979      24,231
   #NKT Holding A.S........................................   2,916     180,221
    Nordjyske Bank A.S.....................................     140       2,426
    Norresundby Bank A.S...................................     195       5,905
  #*Parken Sport & Entertainment A.S.......................     848      16,392

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
DENMARK -- (Continued)
    Per Aarsleff A.S. Series B...............................    320 $   28,087
    Ringkjoebing Landbobank A.S..............................    924    113,528
   #Rockwool International A.S...............................    804     94,817
    Royal Unibrew A.S........................................  1,489    101,187
    Schouw & Co. A.S.........................................  3,028     75,989
    SimCorp A.S..............................................    110     20,360
   *Sjaelso Gruppen A.S......................................    900      1,267
    Solar Holdings A.S. Series B.............................    770     50,849
  #*Spar Nord Bank A.S.......................................  6,403     53,132
    Sydbank A.S.............................................. 19,814    464,408
   *TDC A.S..................................................  1,603     14,903
   *Thrane & Thrane A.S......................................    913     43,843
    Tivoli A.S...............................................      1        600
   *TK Development A.S.......................................  4,894     20,239
  #*Topdanmark A.S...........................................    910    162,955
   *TopoTarget A.S........................................... 54,995     20,687
   *Torm A.S.................................................  1,131      4,116
   *Torm A.S. ADR............................................  1,653      5,918
    Trygvesta A.S............................................    804     43,887
    United International Enterprises.........................      3        405
  #*Vestas Wind Systems A.S..................................  7,708    169,933
   *Vestjysk Bank A.S........................................  1,419     10,338
                                                                     ----------
TOTAL DENMARK................................................         4,604,295
                                                                     ----------
FINLAND -- (1.6%)
    Ahlstrom Oyj.............................................  4,651     94,657
    Alma Media Oyj...........................................  6,053     55,516
    Amer Sports Oyj Series A................................. 17,218    260,836
    Aspo Oyj.................................................    526      5,468
    Atria P.L.C..............................................  4,091     35,805
   *Bank of Aland P.L.C. Series B............................     23        528
    Cargotec Oyj Series B....................................  4,716    182,044
   *Citycon Oyj..............................................  4,226     17,235
    Cramo Oyj................................................  5,196    100,960
   *Elektrobit Corp. Oyj..................................... 47,687     38,338
   #Elisa Oyj................................................  5,993    128,798
   *Finnair Oyj.............................................. 17,010     82,628
   *Finnlines Oyj............................................    894      9,979
    Fiskars Oyj Abp..........................................  3,717     79,081
    Fortum Oyj...............................................  4,385    116,038
   #F-Secure Oyj............................................. 14,826     47,564
   *Glaston Oyj Abp..........................................  3,905      5,173
    HKScan Oyj...............................................  4,025     29,770
    Huhtamaki Oyj............................................ 11,140    144,890
    KCI Konecranes Oyj.......................................  4,682    148,777
    Kemira Oyj............................................... 13,643    219,092
    Kesko Oyj................................................  8,512    330,299
   *Kesko Oyj Series A.......................................     95      3,711
    Kone Oyj Series B........................................  2,260    131,021
    Laennen Tehtaat Oyj......................................    276      5,907
    Lassila & Tikanoja Oyj...................................  3,560     58,301
    Lemminkainen Oyj.........................................  1,151     38,830
    Metso Corp. Oyj..........................................  5,589    273,203
   *M-Real Oyj Series B...................................... 63,033    232,108
    Neste Oil Oyj............................................ 19,258    251,532
    Nokia Oyj................................................ 93,608    544,342
    Nokian Renkaat Oyj.......................................  2,400    112,260
    Okmetic Oyj..............................................  2,360     17,471
    Olvi Oyj Series A........................................  1,764     45,507
    Oriola-KD Oyj Series B................................... 18,479     56,896
    Orion Oyj Series A.......................................  2,603     61,572

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
FINLAND -- (Continued)
    Orion Oyj Series B.......................................  4,110 $   99,320
   #Outokumpu Oyj............................................ 11,871    126,640
    Outotec Oyj..............................................  3,651    179,311
    PKC Group Oyj............................................  2,649     57,281
    Pohjola Bank P.L.C....................................... 21,384    260,188
    Ponsse Oyj...............................................    608      8,295
   #Poyry Oyj................................................  3,798     50,612
    Raisio P.L.C. Series V................................... 24,314     78,486
    Ramirent Oyj.............................................  8,349     86,590
   #Rautaruukki Oyj Series K.................................  4,960    101,175
    Ruukki Group Oyj......................................... 27,643     57,047
    Sampo Oyj................................................ 16,901    514,787
   #Sanoma Oyj...............................................  9,891    173,162
    Sievi Capital P.L.C......................................  9,299     32,073
    Stockmann Oyj Abp Series A...............................  2,666     75,174
   #Stockmann Oyj Abp Series B...............................  2,901     76,204
   #Stora Enso Oyj Series R.................................. 60,768    522,976
   *Tecnomen Lifetree Oyj.................................... 19,577     12,069
   #Tieto Oyj................................................  7,471    110,765
    Tikkurila Oyj............................................  1,961     44,238
    UPM-Kymmene Oyj.......................................... 49,028    764,026
   #Uponor Oyj Series A......................................  6,171     91,105
    Vacon Oyj................................................    453     26,008
    Vaisala Oyj Series A.....................................  1,578     51,495
    Wartsila Corp. Oyj Series B..............................  8,214    236,402
    Yit Oyj.................................................. 12,920    286,314
                                                                     ----------
TOTAL FINLAND................................................         8,087,880
                                                                     ----------
FRANCE -- (6.3%)
    ABC Arbitrage SA.........................................  4,641     45,373
    Accor SA.................................................  1,453     63,948
    Aeroports de Paris SA....................................    371     33,724
   *Air France-KLM SA........................................ 13,938    167,717
   *Alcatel-Lucent SA........................................ 29,921    119,265
   *Alcatel-Lucent SA Sponsored ADR.......................... 25,100    101,655
    Alstom SA................................................  1,984    104,442
   *Altamir Amboise SA.......................................  1,200     12,801
    ALTEN SA.................................................  4,315    160,978
  #*Altran Technologies SA................................... 25,987    206,817
    April SA.................................................  2,709     61,894
  #*Archos SA................................................  3,060     36,153
    Arkema SA................................................  6,195    604,379
   *Artprice.com SA..........................................  2,054     87,561
    Assystem SA..............................................  1,977     45,133
  #*Atari SA.................................................  4,540     13,388
    Atos SA..................................................  9,222    507,903
    Audika SA................................................  1,518     39,734
    AXA SA................................................... 18,152    339,607
    AXA SA Sponsored ADR..................................... 14,588    272,796
   *Axway Software SA........................................    565     14,654
    Beneteau SA..............................................  4,684     84,186
  #*BioAlliance Pharma SA....................................  2,213     15,875
    bioMerieux SA............................................    175     19,353
    BNP Paribas SA........................................... 18,185  1,179,372
    Boiron SA................................................  1,252     53,414
    Bonduelle SCA............................................  1,176    112,904
    Bongrain SA..............................................  1,358    126,731
   #Bourbon SA...............................................  6,031    251,561
   *Boursorama SA............................................  5,104     58,834
   *Bouygues SA.............................................. 12,225    462,092
   *Bull SA.................................................. 15,005     90,261

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
FRANCE -- (Continued)
    Canal Plus SA.............................................. 10,401 $ 70,455
    Capgemini SA............................................... 12,879  633,789
   *Carrefour SA...............................................  1,208   35,643
    Casino Guichard Perrachon SA...............................  3,009  274,323
   *Cegedim SA.................................................    906   48,798
    CEGID Group SA.............................................    622   17,929
    Cie de Saint-Gobain SA..................................... 16,388  947,012
   *Cie Generale de Geophysique - Veritas SA Sponsored ADR..... 16,300  548,984
    Cie Generale des Establissements Michelin SA Series B......  9,428  791,739
    Cie Generale D'Optique Essilor Intenational SA.............    884   70,843
    Ciments Francais SA........................................  1,165  120,256
   *Club Mediterranee SA.......................................  3,393   80,418
    CNP Assurances SA..........................................  9,044  174,076
    Credit Agricole SA......................................... 20,357  249,904
    Dassault Systemes SA.......................................    955   84,267
    Delachaux SA...............................................  1,475  170,182
   *Derichebourg SA............................................ 16,609  109,611
    Devoteam SA................................................    983   25,765
    DNXcorp SA.................................................  1,044   30,391
    Edenred SA.................................................  1,453   41,839
    Eiffage SA.................................................    621   33,963
    Electricite de Strasbourg SA...............................     88   13,929
    Entrepose Contracting SA...................................    230   31,156
    Eramet SA..................................................     99   27,548
    Esso S.A.F.................................................    391   47,908
   *Establissements Maurel et Prom SA.......................... 10,910  250,433
   *Etam Developpement SA......................................    588   20,319
    Euler Hermes SA............................................  2,397  210,463
  #*Euro Disney SCA............................................  2,997   28,986
   #Eurofins Scientific SA.....................................    808   72,890
   #European Aeronautic Defence & Space Co. SA................. 17,110  593,233
    Eutelsat Communications SA.................................  2,295   98,870
    Faiveley Transport SA......................................  1,151   96,660
    Faurecia SA................................................  1,619   62,451
    Fimalac SA.................................................    796   31,667
    Flo Groupe SA..............................................  2,320   19,401
    France Telecom SA.......................................... 11,464  237,218
    France Telecom SA Sponsored ADR............................  3,032   62,550
  #*GameLoft SA................................................  6,034   41,634
    GDF Suez SA................................................ 23,661  773,740
    Gemalto NV.................................................  6,254  297,959
   *GFI Informatique SA........................................  7,854   44,188
    GL Events SA...............................................  2,268   78,374
    Groupe Eurotunnel SA....................................... 35,592  379,380
  #*Groupe Partouche SA........................................  2,401    8,408
    Groupe Steria SCA..........................................  7,894  199,772
    Guerbet SA.................................................    222   25,823
    Guyenne et Gascogne SA.....................................    875  119,232
   *Haulotte Group SA..........................................  3,182   60,482
    Havas SA................................................... 43,189  202,160
   *Hi-Media SA................................................  2,302   12,021
   #Iliad SA...................................................    182   23,338
    Imerys SA..................................................  2,826  194,041
    Ingenico SA................................................  6,621  279,032
   *Ipsen SA...................................................    951   31,015
    Ipsos SA...................................................  3,188  150,837
   *Jacquet Metal Service SA...................................  2,357   50,763
   *JCDecaux SA................................................  5,664  156,251
   *Kaufman & Broad SA.........................................    229    5,915
    Korian SA..................................................  2,727   62,926
    Lafarge SA................................................. 10,778  576,405

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
FRANCE -- (Continued)
    Lagardere SCA............................................ 13,548 $  526,235
    Laurent-Perrier SA.......................................    548     76,469
   *LDC SA...................................................    210     23,780
    Legrand SA...............................................  2,723    105,985
    Lisi SA..................................................    586     57,619
   *LVL Medical Groupe SA....................................    168      3,630
    M6 Metropole Television SA...............................  2,311     52,741
    Maisons France Confort SA................................    139      6,136
   *Manitou BF SA............................................  3,827    116,699
    Manutan International SA.................................    234     16,392
   *Meetic SA................................................  2,881     61,856
    Mersen SA................................................  4,512    243,832
   *METabolic EXplorer SA....................................  2,008     13,956
    Natixis SA............................................... 99,455    451,167
    Naturex SA...............................................    282     21,150
   #Neopost SA...............................................  1,326    105,960
    Nexans SA................................................  3,875    334,349
    Nexity SA................................................  6,003    270,328
   *NicOx SA................................................. 46,262    106,481
    Norbert Dentressangle SA.................................  1,053    123,034
   *NRJ Group SA.............................................  3,822     46,334
   *Oeneo SA.................................................  4,862     14,933
    Orpea SA.................................................  4,069    199,314
   #PagesJaunes Groupe SA....................................  3,741     29,692
   *Parrot SA................................................    206      6,455
    Pernod-Ricard SA.........................................  2,185    216,462
    Peugeot SA............................................... 14,681    556,521
    Pierre & Vacances SA.....................................  1,062     83,958
    Plastic Omnium SA........................................  4,905    170,027
    PPR SA...................................................  3,847    710,964
    Publicis Groupe SA.......................................  1,966     99,979
    Rallye SA................................................  4,518    176,273
   *Recylex SA...............................................  8,909     72,894
   #Remy Cointreau SA........................................    839     74,870
    Renault SA............................................... 11,104    592,457
   #Rexel SA................................................. 19,676    427,811
    Rhodia SA................................................  4,948    223,633
    Robertet SA..............................................    246     43,889
  #*Rodriguez Group SA.......................................  5,653     36,654
    Rubis SA.................................................  1,758    102,585
    SA des Ciments Vicat.....................................  1,368    101,144
    Safran SA................................................ 10,376    431,317
    Saft Groupe SA...........................................  3,925    127,552
    SAMSE SA.................................................     40      4,030
    Sanofi SA................................................ 20,001  1,554,095
    Sanofi SA ADR............................................    880     34,100
    Sartorius Stedim Biotech SA..............................  1,037     74,463
    Schneider Electric SA....................................  2,313    334,264
    SCOR SE.................................................. 19,774    508,921
    SEB SA...................................................  1,077    106,150
    Seche Environnement SA...................................  1,054     84,546
    Sechilienne SA...........................................    847     20,186
   #Sequana SA...............................................  5,902     71,015
    SES SA...................................................  3,759    101,652
    Societe BIC SA...........................................  1,862    175,839
    Societe Generale SA...................................... 12,100    598,948
    Societe Marseillaise du Tunnel Prado Carenage SA.........    200      7,506
   *Societe Television Francaise 1 SA........................  8,931    170,301
    Sodexo SA................................................    724     55,326
  #*Soitec SA................................................ 21,495    191,970
    Somfy SA.................................................    303     90,412

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------ -----------
FRANCE -- (Continued)
    Sopra Group SA..........................................    565 $    42,330
   *Ste Industrielle d'Aviation Latecoere SA................    998      14,479
    Stef-TFE SA.............................................  1,194      75,902
    STMicroelectronics NV................................... 42,736     336,940
   #STMicroelectronics NV ADR............................... 20,800     164,528
    Sucriere de Pithiviers Le Vieil SA......................     11      13,289
    Sword Group SA..........................................  1,042      25,811
    Synergie SA.............................................  4,436      81,161
  #*Technicolor SA..........................................  5,556      30,669
    Technip SA..............................................  2,861     313,269
    Teleperformance SA......................................  7,577     195,208
    Thales SA...............................................  2,245      95,956
  #*Theolia SA.............................................. 11,760      20,011
    Total SA................................................  5,026     271,648
   #Total SA Sponsored ADR.................................. 15,900     859,713
  #*Transgene SA............................................  1,632      26,403
    Trigano SA..............................................  3,671      98,061
  #*UbiSoft Entertainment SA................................ 23,452     195,173
    Union Financiere de France Banque SA....................    730      26,066
    Valeo SA................................................  5,658     346,618
    Vallourec SA............................................  1,238     125,452
    Viel et Compagnie SA.................................... 10,410      52,255
    Vilmorin & Cie SA.......................................    983     106,455
    Vinci SA................................................  3,741     216,798
   #Virbac SA...............................................    612     106,967
    Vivendi SA.............................................. 23,211     555,069
    VM Materiaux SA.........................................     25       1,613
    Vranken Pommery Monopole SA.............................     27       1,328
    Zodiac Aerospace SA.....................................  3,640     314,836
                                                                    -----------
TOTAL FRANCE................................................         31,895,319
                                                                    -----------
GERMANY -- (5.1%)
   *Aareal Bank AG..........................................  7,568     224,329
    Adidas-Salomon AG.......................................  3,414     253,426
   *ADVA AG Optical Networking..............................  8,160      50,200
  #*Air Berlin P.L.C........................................  9,292      39,727
   #Aixtron SE..............................................  1,578      42,393
    Allianz SE..............................................  4,672     608,834
    Allianz SE Sponsored ADR................................ 11,988     156,443
    Amadeus Fire AG.........................................    140       6,754
   #Asian Bamboo AG.........................................  1,832      60,117
    AUGUSTA Technologie AG..................................  1,775      43,855
    Aurubis AG..............................................  6,210     384,413
    Axel Springer AG........................................  3,048     134,847
   *Baader Bank AG..........................................    174         683
  #*Balda AG................................................  4,364      52,379
   *Bauer AG................................................  1,790      71,957
    Bayer AG................................................  2,484     198,721
    Bayerische Motoren Werke AG.............................  8,606     860,361
    BayWa AG................................................  1,726      70,765
    Bechtle AG..............................................  1,815      83,187
    Beiersdorf AG...........................................    263      16,943
    Bertrandt AG............................................    498      35,799
    Bilfinger Berger SE.....................................  3,996     394,108
    Biotest AG..............................................    376      27,442
  #*Borussia Dortmund GmbH & Co. KGaA....................... 13,961      52,464
    Carl Zeiss Meditec AG...................................  3,515      77,957
    CAT Oil AG..............................................  5,212      45,706
   #Celesio AG..............................................  7,850     150,868
    CENIT AG................................................  1,384       9,891
    Centrotec Sustainable AG................................  1,644      40,184

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
GERMANY -- (Continued)
  #*Centrotherm Photovoltaics AG.............................  1,404 $   48,057
    Cewe Color Holding AG....................................    786     34,447
    Comdirect Bank AG........................................  3,526     36,945
   *Commerzbank AG........................................... 91,733    348,691
  #*Conergy AG............................................... 33,401     38,429
  #*Constantin Medien AG..................................... 11,950     30,022
   *Continental AG...........................................    515     51,295
    CropEnergies AG..........................................  2,546     19,949
    CTS Eventim AG...........................................  1,572     57,370
   *Curanum AG...............................................  1,848      7,254
    DAB Bank AG..............................................    711      3,542
    Daimler AG............................................... 16,806  1,218,365
    Delticom AG..............................................    800     83,538
    Demag Cranes AG..........................................  2,568    170,625
   #Deutsche Bank AG......................................... 30,792  1,692,636
    Deutsche Beteiligungs AG.................................  2,549     67,655
   *Deutsche Boerse AG.......................................  1,211     89,928
    Deutsche Lufthansa AG.................................... 21,721    437,289
    Deutsche Post AG......................................... 44,790    790,799
    Deutsche Telekom AG...................................... 25,945    404,425
    Deutsche Telekom AG Sponsored ADR........................ 26,160    405,218
    Deutsche Wohnen AG.......................................  2,235     36,225
  #*Deutz AG................................................. 17,349    167,504
   *Dialog Semiconductor P.L.C...............................  3,072     60,158
    Douglas Holding AG.......................................  5,046    243,251
    Drillisch AG............................................. 10,745    131,703
    Duerr AG.................................................    505     22,565
    E.ON AG.................................................. 34,364    947,528
    Eckert & Ziegler AG......................................    837     34,039
    Elmos Semiconductor AG...................................  1,774     23,261
   #ElreingKlinger AG........................................  2,547     75,942
   *Epigenomics AG...........................................  5,500      9,660
  #*Euromicron AG............................................    463     13,929
   *Evotec AG................................................ 18,777     56,621
    Fielmann AG..............................................    103     10,757
    Fraport AG...............................................  2,352    188,450
   #Freenet AG............................................... 17,495    211,643
    Fresenius Medical Care AG & Co. KGaA ADR.................    900     69,246
    Fresenius SE & Co. KGaA..................................    917     98,109
   *GAGFAH SA................................................  4,662     31,720
    GEA Group AG............................................. 11,548    401,474
    Gerresheimer AG..........................................  5,778    292,478
    Gerry Weber International AG.............................  2,100     69,579
   #Gesco AG.................................................    631     60,578
    GFK SE...................................................  1,582     79,541
  #*Gigaset AG............................................... 14,453     66,356
   *Gildemeister AG.......................................... 10,868    199,206
   *Grammer AG...............................................  1,752     41,133
    Grenkeleasing AG.........................................  1,404     84,037
    H&R WASAG AG.............................................  1,202     34,532
    Hamburger Hafen und Logistik AG..........................    933     37,256
   #Hannover Rueckversicherung AG............................  6,656    345,422
  #*Heidelberger Druckmaschinen AG........................... 34,965     99,029
    Heidelberger Zement AG...................................  8,551    470,284
    Henkel AG & Co. KGaA.....................................  1,143     62,363
    Hochtief AG..............................................  1,881    150,993
    Homag Group AG...........................................    168      3,556
    Indus Holding AG.........................................  2,535     78,658
    Infineon Technologies AG ADR............................. 51,964    517,042
    Interseroh SE............................................    497     36,220
   *IVG Immobilien AG........................................ 15,461    106,336

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                               SHARES VALUE++
                                                               ------ --------
GERMANY -- (Continued)
   *Jenoptik AG............................................... 11,659 $ 90,705
    K&S AG....................................................  1,066   85,053
   *Kabel Deutschland Holding AG..............................    795   44,748
   *Kizoo AG..................................................  1,753   22,741
    Kloeckner & Co. SE........................................ 26,706  650,331
    Koenig & Bauer AG.........................................    371    7,151
    Kontron AG................................................ 12,998  130,273
   #Krones AG.................................................  2,060  157,689
    KSB AG....................................................     37   30,027
  #*Kuka AG...................................................  4,102  109,389
    KWS Saat AG...............................................    348   73,140
    Lanxess AG................................................  6,875  551,834
    Leoni AG..................................................  5,913  332,675
    Linde AG..................................................  1,193  213,797
   *Loewe AG..................................................  2,395   13,784
    LPKF Laser & Electronics AG...............................    494    8,152
    MAN SE....................................................  3,183  378,536
  #*Manz AG...................................................    978   36,485
  #*Medigene AG...............................................  6,077   11,764
    Medion AG.................................................  3,623   66,636
    Merck KGaA................................................  3,260  347,928
    Metro AG..................................................  1,104   60,941
    MLP AG....................................................  6,737   61,892
   *Morphosys AG..............................................  3,794  107,152
    MTU Aero Engines Holding AG...............................  3,629  267,915
    Muehlbauer Holding & Co. AG...............................    110    4,833
    Munchener Rueckversicherungs-Gesellschaft AG..............  2,301  339,561
    MVV Energie AG............................................    320   10,370
    Nemetschek AG.............................................    206    9,152
  #*Nordex SE.................................................  5,713   41,089
   #OHB AG....................................................    406    7,413
   *Paion AG..................................................  2,436    7,150
   *Patrizia Immobilien AG....................................  5,434   36,341
    Pfeiffer Vacuum Technology AG.............................    740   82,759
  #*Pfleiderer AG.............................................  6,234    5,070
  #*Phoenix Solar AG..........................................  1,921   41,835
    PNE Wind AG............................................... 20,016   56,486
    Porsche Automobil Holding SE..............................  2,021  155,306
    Praktiker AG.............................................. 18,082   63,643
    PSI AG Gesellschaft Fuer Produkte und Systeme der
      Informationstechnologie.................................  1,387   37,709
    Puma AG Rudolf Dassler Sport..............................    203   62,477
  #*Q-Cells SE................................................ 24,106   42,202
   *QIAGEN NV.................................................  5,086   85,546
   *QSC AG.................................................... 16,029   59,638
    R Stahl AG................................................    325   12,378
    Rational AG...............................................    372  100,746
    Repower Systems SE........................................     51   10,426
    Rheinmetall AG............................................  3,053  255,538
    Rhoen-Klinikum AG......................................... 10,873  270,958
  #*Roth & Rau AG.............................................  3,472  109,028
    RWE AG....................................................  4,724  247,655
   *SAF-Holland SA............................................    419    4,722
    Salzgitter AG.............................................  4,880  355,459
  #*SGL Carbon SE.............................................  8,682  452,688
  #*Singulus Technologies AG.................................. 14,065   70,478
    Sixt AG...................................................  1,402   36,856
    SKW Stahl-Metallurgie Holding AG..........................    282    6,884
   *Sky Deutschland AG........................................ 84,225  398,087
    Software AG...............................................  3,426  166,997
  #*Solar Millennium AG.......................................  2,702   57,136
   #Solarworld AG............................................. 15,913  181,553

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
GERMANY -- (Continued)
  #*Solon SE...............................................   2,458 $     6,624
    Stada Arzneimittel AG..................................   5,750     219,076
    Stratec Biomedical Systems AG..........................     386      17,991
   #Suedzucker AG..........................................   6,185     218,080
   *Suss Microtec AG.......................................   3,323      41,451
    Symrise AG.............................................   5,966     162,984
  #*TAG Immobilien AG......................................   3,687      37,084
    Takkt AG...............................................     774      12,769
    Telegate AG............................................     577       5,827
   #ThyssenKrupp AG........................................  11,447     506,102
   *Tipp24 SE..............................................     290      14,036
    Tognum AG..............................................   3,370     128,811
  #*TUI AG.................................................  23,032     212,870
    United Internet AG.....................................   4,184      85,075
  #*Verbio AG..............................................   1,930       8,759
    Volkswagen AG..........................................     582     106,364
    Vossloh AG.............................................   1,027     130,471
    VTG AG.................................................   1,420      36,611
   #Wacker Chemie AG.......................................     249      47,087
    Wacker Neuson SE.......................................   2,218      39,146
    Washtec AG.............................................   5,709      85,784
    Wincor Nixdorf AG......................................   1,195      74,733
    Wirecard AG............................................   5,519      94,857
   *XING AG................................................      84       7,368
    Zhongde Waste Technology AG............................     700       9,014
                                                                    -----------
TOTAL GERMANY..............................................          25,955,497
                                                                    -----------
GREECE -- (0.8%)
  #*Agricultural Bank of Greece S.A........................   3,786       4,307
    Alapis Holding Industrial & Commercial S.A. of
      Pharmaceutical Chemical Products.....................   2,648       1,328
  #*Alpha Bank A.E.........................................  61,637     270,199
   *Anek Lines S.A.........................................  13,184       3,407
   *Attica Bank S.A........................................   7,104       7,332
   *Bank of Cyprus Public Co., Ltd.........................  36,777      80,307
    Bank of Greece S.A.....................................   2,709      96,529
    Coca-Cola Hellenic Bottling Co. S.A....................   9,180     238,180
    Coca-Cola Hellenic Bottling Co. S.A. ADR...............   1,600      41,376
    Diagnostic & Therapeutic Center of Athens Hygeia S.A...  22,441      10,970
  #*EFG Eurobank Ergasias S.A..............................  45,521     176,932
   *Ellaktor S.A...........................................  34,782     135,012
    EYDAP Athens Water Supply & Sewage Co. S.A.............   3,597      21,514
   *Folli Follie Group S.A.................................   3,941      52,124
   *Forthnet S.A...........................................  10,853       6,391
   *Fourlis Holdings S.A...................................   6,512      38,191
    Frigoglass S.A.........................................   2,761      36,865
   *GEK Terna S.A..........................................  17,522      49,598
   *Geniki Bank S.A........................................  14,045      18,170
    Hellenic Exchanges S.A.................................  12,347      86,567
    Hellenic Petroleum S.A.................................  14,603     134,812
    Hellenic Telecommunication Organization Co. S.A........   5,779      48,361
    Hellenic Telecommunication Organization Co. S.A.
      Sponsored ADR........................................   4,500      18,585
    Heracles General Cement Co. S.A........................   2,107      12,121
    Iaso S.A...............................................   4,628       7,636
   *Intracom Holdings S.A..................................  16,398      10,148
    Intralot S.A.-Integrated Lottery Systems & Services....  31,351      57,206
    J&P-Avax S.A...........................................   1,561       2,063
    JUMBO S.A..............................................  16,136     113,941
   *Lamda Development S.A..................................   2,665      14,358
    Marfin Investment Group S.A............................ 188,280     121,717
   *Marfin Popular Bank PCL................................ 118,253      88,267
    Metka S.A..............................................   7,022      83,220

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
GREECE -- (Continued)
    Michaniki S.A.........................................     4,019 $    1,329
    Motor Oil (Hellas) Corinth Refineries S.A.............    10,401    118,115
   *Mytilineos Holdings S.A...............................    26,464    186,026
  #*National Bank of Greece S.A...........................    99,436    668,673
    National Bank of Greece S.A. ADR......................    41,442     54,289
    OPAP S.A..............................................     1,860     30,855
   *Piraeus Bank S.A......................................   147,962    191,428
   *Piraeus Port Authority S.A............................       870     15,982
   *Proton Bank S.A.......................................     1,750      1,433
   *Public Power Corp. S.A................................     2,464     30,329
    Sarantis S.A..........................................     1,038      4,386
   *Sidenor Steel Products Manufacturing Co. S.A..........     7,296     32,200
   *Teletypos S.A. Mega Channel...........................     1,037      2,435
    Terna Energy S.A......................................    11,267     42,098
    Titan Cement Co. S.A..................................     9,236    190,327
   *TT Hellenic Postbank S.A..............................    47,074    170,518
   *Viohalco S.A..........................................    18,808    112,333
                                                                     ----------
TOTAL GREECE..............................................            3,940,490
                                                                     ----------
HONG KONG -- (2.5%)
   #AAC Acoustic Technologies Holdings, Inc...............     8,000     18,416
    Alco Holdings, Ltd....................................    68,000     28,444
    Allied Group, Ltd.....................................     6,000     20,399
    Allied Properties (H.K.), Ltd.........................   650,540    127,702
   *Apac Resources, Ltd...................................   820,000     43,624
   *APT Satellite Holdings, Ltd...........................    78,000     17,185
   *Artel Solutions Group Holdings, Ltd...................   525,000     11,157
   *Artini China Co., Ltd.................................   196,000      6,256
    Asia Financial Holdings, Ltd..........................    98,000     42,044
    Asia Satellite Telecommunications Holdings, Ltd.......    27,000     60,103
    Asia Standard International Group, Ltd................   230,000     56,628
   *Associated International Hotels, Ltd..................    10,000     22,057
    Aupu Group Holding Co., Ltd...........................   138,000     14,872
    Bank of East Asia, Ltd................................    26,869    103,703
   *Birmingham International Holdings, Ltd................   326,000      6,358
    BOC Hong Kong Holdings, Ltd...........................     9,000     26,865
   #Bonjour Holdings, Ltd.................................   168,000     30,335
    Bossini International Holdings, Ltd...................   160,000     17,442
  #*Burwill Holdings, Ltd.................................   774,000     29,231
    Cafe de Coral Holdings, Ltd...........................     8,000     20,124
   *Capital Estate, Ltd...................................   456,500     16,077
   #Cathay Pacific Airways, Ltd...........................    35,000     81,080
    CCT Telecom Holdings, Ltd.............................     6,000        700
    Century City International Holdings, Ltd..............   213,200     15,556
   *Century Sunshine Group Holdings, Ltd..................   200,000      6,159
   *Chaoyue Group, Ltd....................................    15,000        631
    Cheung Kong Holdings, Ltd.............................    31,000    472,255
    Cheung Kong Infrastructure Holdings, Ltd..............    11,000     63,170
    Chevalier International Holdings, Ltd.................    20,000     26,430
   *China Boon Holdings, Ltd..............................   300,000      8,739
   *China Energy Development Holdings, Ltd................   232,000      4,756
   *China Flavors & Fragrances Co., Ltd...................    16,802      3,384
   *China Infrastructure Investment, Ltd..................   532,000     16,753
  #*China Mandarin Holdings, Ltd..........................   425,600     14,163
    China Metal International Holdings, Ltd...............   162,000     39,719
   *China Ocean Shipbuilding Industry Group, Ltd..........   125,000      2,467
   *China Oriental Culture Group, Ltd.....................    28,000      2,021
   *China Public Procurement, Ltd.........................   148,000     12,913
   *China Renji Medical Group, Ltd........................ 1,318,000     10,147
   *China Solar Energy Holdings, Ltd......................   640,000      8,136
   *China Strategic Holdings, Ltd.........................   295,000      7,937

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
HONG KONG -- (Continued)
   #China Taisan Technology Group Holdings, Ltd.............    69,000 $  9,426
   *China Timber Resources Group, Ltd....................... 1,100,000   52,303
    China Ting Group Holdings, Ltd..........................   162,000   16,808
   *China WindPower Group, Ltd..............................   260,000   19,989
   *China Yunnan Tin Minerals Group Co., Ltd................ 1,195,200    9,200
    Chong Hing Bank, Ltd....................................    16,000   33,801
   *Chow Sang Sang Holdings International, Ltd..............    17,000   64,348
    Chu Kong Shipping Development Co., Ltd..................   170,000   34,898
   *Chuang's China Investments, Ltd.........................   375,000   20,917
    Chuang's Consortium International, Ltd..................   266,925   33,180
    Citic 1616 Holdings, Ltd................................   103,000   24,310
    CK Life Sciences International Holdings, Inc............   648,000   39,425
    CNT Group, Ltd..........................................   406,000   18,724
    Continental Holdings, Ltd...............................   640,000   11,968
    Cosmos Machinery Enterprises, Ltd.......................   162,000   18,300
   *CP Lotus Corp., Ltd.....................................   260,000    8,482
    Cross-Harbour Holdings, Ltd. (The)......................     7,000    6,093
   *CSI Properties, Ltd..................................... 1,340,000   46,418
   *CST Mining Group, Ltd................................... 3,864,000   99,787
   *Culture Landmark Investment, Ltd........................   792,000   18,800
    Dah Sing Banking Group, Ltd.............................    39,160   52,109
    Dah Sing Financial Holdings, Ltd........................    19,800   95,931
   *Dan Form Holdings Co., Ltd..............................   104,000   10,005
    DBA Telecommunication Asia Holdings, Ltd................    76,000   23,891
  #*Dejin Resources Group Co., Ltd..........................   134,000    3,611
    Dickson Concepts International, Ltd.....................    76,500   57,750
    Eagle Nice International Holdings, Ltd..................    84,000   17,206
    EcoGreen Fine Chemicals Group, Ltd......................     4,000    1,351
    Emperor Entertainment Hotel, Ltd........................    25,000    5,776
    Emperor International Holdings, Ltd.....................   283,750   65,172
    Emperor Watch & Jewellery, Ltd..........................    50,000   10,746
   *ENM Holdings, Ltd.......................................   172,000   12,994
   *EPI Holdings, Ltd.......................................   218,000    6,171
    Esprit Holdings, Ltd....................................     7,967   23,194
   *eSun Holdings, Ltd......................................   198,000   54,489
    EVA Precision Industrial Holdings, Ltd..................    76,000   28,769
    Far East Consortium International, Ltd..................   131,000   29,087
    First Pacific Co., Ltd..................................    89,200   89,573
    Fountain SET Holdings, Ltd..............................   134,000   25,267
  #*Foxconn International Holdings, Ltd.....................   168,000   76,253
   *Frasers Property China, Ltd.............................   124,000    2,990
   *Freeman Corp., Ltd......................................   265,000    4,049
  #*Galaxy Entertainment Group, Ltd.........................    51,000  131,866
   *Genting Hong Kong, Ltd..................................   400,000  174,821
    Get Nice Holdings, Ltd..................................   304,000   19,474
    Giordano International, Ltd.............................   242,000  184,030
   *Global Green Tech Group, Ltd............................   198,000    2,210
    Glorious Sun Enterprises, Ltd...........................   122,000   49,035
    Golden Resources Development International, Ltd.........    90,000    5,762
   *Goldin Properties Holdings, Ltd.........................    86,000   34,438
    Great Eagle Holdings, Ltd...............................    38,349  126,296
   *G-Resources Group, Ltd.................................. 1,218,000   98,637
   *Guangnan Holdings, Ltd..................................   194,000   32,824
   *Guojin Resources Holdings, Ltd..........................   156,000    1,341
    Haitong International Securities Group, Ltd.............    28,270   14,976
    Hang Lung Group, Ltd....................................    53,000  318,848
    Hang Lung Properties, Ltd...............................    19,000   70,080
    Hang Seng Bank, Ltd.....................................     2,600   40,874
    Hang Ten Group Holdings, Ltd............................   116,000   32,851
    Hannstar Board International Holdings, Ltd..............   152,000   16,528
    Harbour Centre Development, Ltd.........................    36,000   47,544

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
HONG KONG -- (Continued)
    Henderson Land Development Co., Ltd.....................    40,066 $253,123
    HKR International, Ltd..................................    86,400   48,974
    Hon Kwok Land Investment Co., Ltd.......................    62,000   22,350
    Hong Kong & Shanghai Hotels, Ltd........................    79,500  125,508
    Hong Kong Ferry Holdings, Ltd...........................    24,000   22,248
    Hongkong Chinese, Ltd...................................   164,000   28,797
    Hopewell Holdings, Ltd..................................    71,000  230,248
   *Huafeng Group Holdings, Ltd.............................   228,000    8,753
    Hung Hing Printing Group, Ltd...........................   150,000   48,144
    Hutchison Harbour Ring, Ltd.............................   180,000   18,694
  #*Hutchison Telecommunications Hong Kong Holdings,
      Ltd...................................................   238,000   84,517
    Hutchison Whampoa, Ltd..................................    47,000  547,201
   *I-Cable Communications, Ltd.............................   100,000    8,978
   *IDT International, Ltd..................................   434,000    8,673
   *International Resources Enterprise, Ltd.................    28,000    4,389
    IPE Group, Ltd..........................................   195,000   24,261
   #IT, Ltd.................................................    74,000   72,420
   *Jinhui Holdings, Ltd....................................    41,000    8,311
   *Jiuzhou Development Co., Ltd............................   178,000   12,358
    JLF Investment Co., Ltd.................................   120,000   10,429
    Johnson Electric Holdings, Ltd..........................    90,500   53,096
    K Wah International Holdings, Ltd.......................   142,000   49,684
    Kam Hing International Holdings, Ltd....................   218,000   25,443
    Kantone Holdings, Ltd...................................   420,000    4,635
    Keck Seng Investments (Hong Kong), Ltd..................    48,000   22,544
    Kerry Properties, Ltd...................................    46,500  224,329
    Kin Yat Holdings, Ltd...................................    12,000    3,893
   *King Stone Energy Group, Ltd............................    49,000   12,227
   #Kingmaker Footwear Holdings, Ltd........................   184,000   35,603
   *Kingston Financial Group, Ltd...........................   388,000   47,762
   *Kiu Hung Energy Holdings, Ltd...........................   390,000    7,701
   *Ko Yo Chemical Group, Ltd............................... 1,300,000   29,190
    Kowloon Development Co., Ltd............................    94,000  126,523
   *KTP Holdings, Ltd.......................................    34,000    4,623
   *Lai Sun Development Co., Ltd............................ 1,720,000   45,161
   *Lai Sun Garment International, Ltd......................   138,000   15,237
    Lerado Group Holdings Co., Ltd..........................   218,000   24,540
    Li Heng Chemical Fibre Technologies, Ltd................   231,000   28,844
    Lifestyle International Holdings, Ltd...................    18,000   58,555
    Lippo China Resources, Ltd..............................   304,000    8,534
    Lippo, Ltd..............................................    63,000   25,930
   *Lisi Group Holdings, Ltd................................   420,000   26,376
    Liu Chong Hing Investment, Ltd..........................    16,000   18,834
   *Longrun Tea Group Co., Ltd..............................   170,000   10,676
    Luk Fook Holdings International, Ltd....................    22,000  115,106
    Luks Industrial Group, Ltd..............................     4,000      934
   *Lung Cheong International Holdings, Ltd.................   324,000   18,326
    Lung Kee (Bermuda) Holdings, Ltd........................    38,000   23,307
    Man Yue Technology Holdings, Ltd........................    42,000    9,733
   *Mei Ah Entertainment Group, Ltd.........................   600,000   13,649
    Melco International Development, Ltd....................   173,000  213,681
    Midland Holdings, Ltd...................................    36,000   20,924
   *Midland IC&I, Ltd....................................... 3,550,000   28,215
   #Ming Fai International Holdings, Ltd....................   126,000   35,579
  #*Ming Fung Jewellery Group, Ltd..........................   336,000   40,122
    Miramar Hotel & Investment Co., Ltd.....................    18,000   22,417
   *Mongolia Energy Corp, Ltd...............................   297,000   37,651
    MTR Corp., Ltd..........................................    16,525   55,949
    Neo-Neon Holdings, Ltd..................................    64,000   18,055
    Net2Gather China Holdings, Ltd..........................   366,000    9,529
   *New Smart Energy Group, Ltd.............................   450,000    4,452

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
HONG KONG -- (Continued)
   *New Times Energy Corp, Ltd.............................. 1,338,000 $ 18,191
    New World Development Co., Ltd..........................   167,504  246,798
    Neway Group Holdings, Ltd...............................   900,000   18,011
    NewOcean Green Energy Holdings, Ltd.....................   204,000   47,121
   *Next Media, Ltd.........................................    62,000    8,674
   *North Asia Resources Holdings, Ltd......................    95,000    9,066
    NWS Holdings, Ltd.......................................   107,362  156,227
   *Orange Sky Golden Harvest Entertainment Holdings, Ltd...   395,000   16,906
    Orient Overseas International, Ltd......................    22,000  124,730
    Oriental Watch Holdings, Ltd............................   132,000  107,551
    Pacific Andes International Holdings, Ltd...............   214,816   24,522
    Pacific Basin Shipping, Ltd.............................   460,000  252,080
   *Pacific Century Premium Developments, Ltd...............   223,000   42,639
    Pacific Textile Holdings, Ltd...........................    34,000   23,624
    Paliburg Holdings, Ltd..................................   108,000   40,715
   *Pan Asia Environmental Protection Group, Ltd............    78,000    9,614
    PCCW, Ltd...............................................   167,000   72,805
    Pearl Oriental Innovation, Ltd..........................   178,800   20,174
    Pico Far East Holdings, Ltd.............................    40,000    8,054
   *PME Group, Ltd..........................................    80,000    2,499
   *PNG Resources Holdings, Ltd.............................   944,000   25,425
    Polytec Asset Holdings, Ltd.............................   530,000   67,885
    Public Financial Holdings, Ltd..........................    48,000   27,357
   *PYI Corp., Ltd..........................................   992,000   43,156
    Regal Hotels International Holdings, Ltd................   172,000   69,627
   *Rising Development Holdings, Ltd........................    74,000   14,507
    Royale Furniture Holdings, Ltd..........................    52,000   22,551
    Samling Global, Ltd.....................................   508,000   54,007
    Samson Paper Holdings, Ltd..............................   226,000   13,719
    SEA Holdings, Ltd.......................................    62,000   34,808
    Shangri-La Asia, Ltd....................................    73,666  189,254
    Shenyin Wanguo, Ltd.....................................    50,000   18,579
   *Shougang Concord Grand Group, Ltd.......................   184,000    8,453
   *Shougang Concord Technology Holdings, Ltd...............   130,000    7,012
    Shui On Construction & Materials, Ltd...................    25,768   33,722
    Shun Tak Holdings, Ltd..................................   150,000   98,685
    Sing Tao News Corp., Ltd................................   124,000   35,616
    Singamas Container Holdings, Ltd........................   340,000  117,560
   *Sino Dragon New Energy Holdings, Ltd....................   400,000   42,450
   #Sino Land Co., Ltd......................................   185,611  314,421
   *Sino-Tech International Holdings, Ltd...................   400,000    6,099
   *Sinotel Technologies, Ltd...............................    90,000   17,561
    SmarTone Telecommunications Holdings, Ltd...............    26,000   40,281
   *Solomon Systech International, Ltd......................   472,000   20,269
    South China (China), Ltd................................   480,000   33,256
    Stella International Holdings, Ltd......................    20,000   54,597
   *Suga International Holdings, Ltd........................    68,000   23,545
    Sun Hung Kai & Co., Ltd.................................   112,161   82,242
    Sun Hung Kai Properties, Ltd............................    30,000  455,969
   *Superb Summit International Timber Co., Ltd.............   313,000   12,056
  #*Sustainable Forest Holdings, Ltd........................   360,000   18,441
   *Tack Hsin Holdings, Ltd.................................    48,000   17,712
    Tai Cheung Holdings, Ltd................................    75,000   59,138
   *Talent Property Group, Ltd..............................   390,000   17,073
   #Techtronic Industries Co., Ltd..........................   138,500  144,679
    Texwinca Holdings, Ltd..................................    18,000   25,337
   *Titan Petrochemicals Group, Ltd.........................   620,000   36,554
    Tongda Group Holdings, Ltd.............................. 1,070,000   45,875
   *Tonic Industries Holdings, Ltd..........................    14,000    1,764
    Top Form International, Ltd.............................   172,000   12,782
    Town Health International Investments, Ltd..............    76,000   10,611

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
HONG KONG -- (Continued)
    Transport International Holdings, Ltd................    23,600 $    61,196
   *TSC Group Holdings, Ltd..............................    45,000       9,593
    Tse Sui Luen Jewellery International, Ltd............    28,000      28,906
   #United Laboratories International Holdings, Ltd.
     (The)...............................................    22,000      22,598
   *Value Convergence Holdings, Ltd......................   112,000      18,094
    Value Partners Group, Ltd............................    13,000      10,407
   *Vantage International Holdings, Ltd..................    90,000       8,895
    Varitronix International, Ltd........................    81,000      51,560
    Victory City International Holdings, Ltd.............   327,094      56,975
    Vitasoy International Holdings, Ltd..................   100,000      72,876
   *Vongroup, Ltd........................................   175,000       1,012
   *VST Holdings, Ltd....................................    62,000      15,737
    VTech Holdings, Ltd..................................     3,000      35,073
   *Wah Nam International Holdings, Ltd..................   405,840      57,844
    Water Oasis Group, Ltd...............................   104,000      12,917
    Wharf Holdings, Ltd..................................    38,000     278,143
    Wheelock & Co., Ltd..................................    62,000     264,251
    Win Hanverky Holdings, Ltd...........................   100,000      12,851
    Wing Hang Bank, Ltd..................................     7,000      75,074
  #*Wing Hing International Holdings, Ltd................   630,000      39,550
    Wing On Co. International, Ltd.......................    30,000      63,513
    Wing Tai Properties, Ltd.............................   124,000      49,530
   *Winteam Pharmaceutical Group, Ltd....................   200,000      35,364
    Xingye Copper International Group, Ltd...............    61,000      12,285
   #Xinyi Glass Holdings, Ltd............................    76,000      63,966
    YGM Trading, Ltd.....................................     2,000       6,197
    Yue Yuen Industrial Holdings, Ltd....................    24,000      76,967
    Yugang International, Ltd............................ 1,900,000      17,305
                                                                    -----------
TOTAL HONG KONG..........................................            12,451,394
                                                                    -----------
INDONESIA -- (0.0%)
   *PT Salim Ivomas Pratama Tbk..........................     1,862         311
                                                                    -----------
IRELAND -- (0.7%)........................................
   *Aer Lingus Group P.L.C...............................    61,198      59,505
   *Allied Irish Banks P.L.C.............................    61,456       9,124
   *Anglo Irish Bank Corp. P.L.C.........................   105,210      32,805
  #*Bank of Ireland P.L.C. Sponsored ADR.................    47,310      68,126
    C&C Group P.L.C......................................    59,057     300,070
   *CRH P.L.C............................................     8,597     168,649
   #CRH P.L.C. Sponsored ADR.............................    30,534     605,489
    DCC P.L.C............................................    14,241     385,109
    Dragon Oil P.L.C.....................................    41,441     371,277
   *Elan Corp. P.L.C.....................................     4,564      51,006
   *Elan Corp. P.L.C. Sponsored ADR......................     8,300      91,798
    FBD Holdings P.L.C...................................     4,599      45,482
    Glanbia P.L.C........................................     6,572      43,148
   *Governor & Co. of the Bank of Ireland P.L.C. (The)...   225,989      34,248
    Grafton Group P.L.C..................................    35,291     147,496
    Greencore Group P.L.C................................    67,336      90,814
   *Independent News & Media P.L.C.......................     1,274         612
   *Kenmare Resources P.L.C..............................    71,237      66,535
   *Kerry Group P.L.C....................................     5,072     209,517
    Kingspan Group P.L.C.................................    24,842     249,811
    Paddy Power P.L.C....................................     3,568     174,509
   *Smurfit Kappa Group P.L.C............................    19,999     205,859
    United Drug P.L.C....................................    41,528     139,388
                                                                    -----------
TOTAL IRELAND............................................             3,550,377
                                                                    -----------
ISRAEL -- (0.7%)
   *Africa Israel Investments, Ltd.......................     8,980      53,942

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
ISRAEL -- (Continued)
    Alon Holdings Blue Square Israel, Ltd.....................   1,554 $ 12,944
   *AL-ROV Israel, Ltd........................................   1,019   30,959
   *Alvarion, Ltd.............................................   9,464   14,251
   *AudioCodes, Ltd...........................................   4,091   22,254
   *Bank Hapoalim B.M......................................... 103,202  510,287
    Bank Leumi Le-Israel B.M..................................  78,573  364,718
    Cellcom Israel, Ltd.......................................     515   13,398
   *Ceragon Networks, Ltd.....................................   2,827   35,502
   *Clal Biotechnology Industries, Ltd........................   1,815    9,981
    Clal Industries & Investments, Ltd........................   8,743   57,556
    Clal Insurance Enterprises Holdings, Ltd..................   2,210   49,587
    DS Apex Holdings, Ltd.....................................     436    2,544
   *El Al Israel Airlines, Ltd................................  20,167    5,248
   *Elbit Medical Imaging, Ltd................................   1,183    7,045
    Elbit Systems, Ltd........................................     879   41,579
    Electra (Israel), Ltd.....................................     122   13,239
   *Elron Electronic Industries, Ltd..........................   1,825    9,111
   *EZchip Semiconductor, Ltd.................................   1,999   62,585
    First International Bank of Israel, Ltd...................   3,089   44,466
    Formula Systems, Ltd......................................     480    8,735
    Frutarom Industries, Ltd..................................   4,837   51,552
    Fundtech, Ltd.............................................     481    9,028
   *Gilat Satellite Networks, Ltd.............................   2,176   10,547
   *Given Imaging, Ltd........................................   1,795   34,925
    Golf & Co., Ltd...........................................   2,258   10,543
    Granite Hacarmel Investments, Ltd.........................  12,581   23,758
   *Hadera Paper, Ltd.........................................     183   11,508
    Harel Insurance Investments & Finances, Ltd...............   1,188   61,992
   *Hot Telecommunications Systems, Ltd.......................   3,182   52,865
    Israel Chemicals, Ltd.....................................   5,296   89,045
   *Israel Discount Bank, Ltd.................................  74,601  144,085
    Israel Land Development Co., Ltd. (The)...................   1,106    9,754
    Ituran Location & Control, Ltd............................   2,289   31,510
   *Jerusalem Oil Exploration, Ltd............................   1,054   18,618
   *Kamada, Ltd...............................................     897    6,647
    Maabarot Products, Ltd....................................   2,142   23,030
   *Makhteshim-Agan Industries, Ltd...........................  14,615   80,444
   *Mellanox Technologies, Ltd................................   1,981   67,585
   *Menorah Mivtachim Holdings, Ltd...........................   3,087   30,870
    Migdal Insurance & Financial Holding, Ltd.................  30,975   52,699
    Mizrahi Tefahot Bank, Ltd.................................   9,312   97,845
   *Naphtha Israel Petroleum Corp., Ltd.......................   3,799   12,955
   *Ness Technologies, Inc....................................   3,259   24,877
    NetVision, Ltd............................................   1,967   27,419
   *NICE Systems, Ltd. Sponsored ADR..........................   3,569  127,485
   *Nitsba Holdings 1995, Ltd.................................     480    4,481
   *Oil Refineries, Ltd.......................................  67,422   45,414
    Ormat Industries, Ltd.....................................   8,240   54,324
    Osem Investments, Ltd.....................................     395    6,544
    Partner Communications Co., Ltd...........................   1,214   17,415
    Paz Oil Co., Ltd..........................................     158   24,898
    Phoenix Holdings, Ltd. (The)..............................  12,198   37,369
    Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.......     783   28,675
   *Retalix, Ltd..............................................   1,391   21,170
   *Scailex Corp, Ltd.........................................     614    8,451
    Shikun & Binui, Ltd.......................................   8,983   20,574
   *Suny Electronic, Ltd......................................   2,242   21,190
    Super-Sol, Ltd. Series B..................................   3,148   17,661
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR........  12,719  593,214
   *Tower Semiconductor, Ltd..................................   9,386    9,842

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
ISRAEL -- (Continued)
    Union Bank of Israel, Ltd...............................   3,077 $   14,174
                                                                     ----------
TOTAL ISRAEL................................................          3,406,913
                                                                     ----------
ITALY -- (2.1%)
  #*A.S. Roma SpA...........................................  15,048     14,469
    A2A SpA.................................................  12,377     17,739
    ACEA SpA................................................   5,709     50,218
    Acegas-APS SpA..........................................   2,087     11,805
   *Aedes SpA............................................... 131,531     19,554
   #Alerion Cleanpower SpA..................................     966      7,266
    Amplifon SpA............................................  10,160     65,080
    Ansaldo STS SpA.........................................   6,534     63,149
    Arnoldo Mondadori Editore SpA...........................  21,374     67,587
    Ascopiave SpA...........................................   8,381     18,183
    Assicurazioni Generali SpA..............................   5,518    104,732
    Astaldi SpA.............................................   8,235     50,586
    Atlantia SpA............................................   1,521     28,170
    Autogrill SpA...........................................   6,656     87,602
    Azimut Holding SpA......................................  10,087     82,224
   #Banca Carige SpA........................................  47,920     99,229
    Banca Generali SpA......................................   6,800     81,267
    Banca IFIS SpA..........................................   3,017     20,346
    Banca Monte Dei Paschi di Siena SpA..................... 198,995    149,140
    Banca Piccolo Credito Valtellinese Scarl................  60,234    248,693
   #Banca Popolare dell'Emilia Romagna Scrl.................  24,348    244,755
   *Banca Popolare dell'Etruria e del Lazio Scarl...........  10,461     29,331
   #Banca Popolare di Milano Scarl..........................  52,397    113,026
    Banca Popolare di Sondrio Scarl.........................  14,378    109,222
    Banca Profilo SpA.......................................  35,778     17,187
    Banco di Desio e della Brianza SpA......................   8,503     42,709
   #Banco Popolare Scarl....................................  62,079    118,930
   #BasicNet SpA............................................   6,641     22,645
    Benetton Group SpA......................................  10,770     74,739
   *Biesse SpA..............................................   5,368     35,234
    Brembo SpA..............................................   6,992     93,952
   *Brioschi Sviluppo Immobiliare SpA.......................  10,866      2,209
    Bulgari SpA.............................................   4,904     86,783
   *Buongiorno SpA..........................................  30,662     56,851
   *Buzzi Unicem SpA........................................  11,031    129,257
   #C.I.R. SpA - Compagnie Industriali Riunite..............  88,565    207,408
    Cairo Communication SpA.................................   3,024     12,695
    Caltagirone Editore SpA.................................   9,089     18,661
    Cementir Holding SpA....................................  16,910     43,887
    Credito Artigiano SpA...................................   7,928     13,863
    Credito Bergamasco SpA..................................     474     15,041
    Credito Emiliano SpA....................................  18,680     94,472
    Danieli & Co. SpA.......................................   1,971     52,657
    Datalogic SpA...........................................   3,058     28,057
    Davide Campari - Milano SpA.............................  23,376    192,838
    De Longhi SpA...........................................   4,556     56,097
   *DeA Capital SpA.........................................  39,176     83,288
   #DiaSorin SpA............................................   3,048    150,667
   *Digital Multimedia Technologies SpA.....................   1,405     43,632
   *EEMS Italia SpA.........................................   9,232     12,056
    Elica SpA...............................................     728      1,283
    Engineering Ingegneria Informatica SpA..................      46      1,481
    Eni SpA.................................................   5,441    118,239
    Eni SpA Sponsored ADR...................................   4,553    197,054
    ERG SpA.................................................  10,782    143,593
    Esprinet SpA............................................   3,327     17,640
  #*Eurotech SpA............................................  13,712     36,057

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
ITALY -- (Continued)
    Falck Renewables SpA......................................   9,013 $ 15,358
   *Fiat Industrial SpA.......................................  14,447  190,697
    Fiat SpA..................................................  14,447  142,743
    Finmeccanica SpA..........................................  49,417  379,184
  #*Fondiaria - Sai SpA.......................................  24,985   64,886
   *Gemina SpA................................................ 123,796  125,405
   #Geox SpA..................................................   9,550   49,067
   *Gruppo Coin SpA...........................................   5,257   48,824
    Gruppo Editoriale L'Espresso SpA..........................  25,161   58,430
    Hera SpA..................................................  32,394   63,866
    Immsi SpA.................................................  21,221   23,846
   *Impregilo SpA............................................. 128,777  365,290
    Indesit Co. SpA...........................................   5,641   44,983
    Industria Macchine Automatiche SpA........................     132    2,775
    Interpump Group SpA.......................................   7,628   61,845
    Intesa Sanpaolo SpA....................................... 130,459  300,944
    Iren SpA..................................................  24,844   40,971
   #Italcementi SpA...........................................  10,562   84,990
    Italmobiliare SpA.........................................   1,432   50,287
  #*Juventus Football Club SpA................................   3,670    4,300
   *Kerself SpA...............................................   3,071    7,986
    KME Group SpA.............................................  36,247   15,554
   #Landi Renzo SpA...........................................   8,045   24,769
   *Lottomatica SpA...........................................   7,572  150,166
    Luxottica Group SpA Sponsored ADR.........................     300    9,462
   #Maire Tecnimont SpA.......................................  53,126   86,835
    MARR SpA..................................................   1,671   21,309
    Mediaset SpA..............................................  15,919   68,206
    Mediobanca SpA............................................   7,393   67,947
  #*Mediolanum SpA............................................   3,408   14,136
   *Milano Assicurazioni SpA..................................  70,329   30,712
  #*Parmalat SpA.............................................. 151,680  395,026
    Piaggio & C. SpA..........................................  25,137  103,912
   #Pirelli & Co. SpA.........................................  27,466  284,786
   *Poltrona Frau SpA.........................................   2,894    4,940
   *Prelios SpA............................................... 183,278   99,928
   *Premafin Finanziaria SpA..................................  41,693   22,113
    Prysmian SpA..............................................   9,582  177,352
    Recordati SpA.............................................  16,583  180,655
    Reply SpA.................................................     296    7,713
    Sabaf SpA.................................................     988   23,974
   *Safilo Group SpA..........................................   7,917  106,657
    Saipem SpA................................................   1,254   65,347
   *Saras SpA.................................................  26,403   54,198
    SAVE SpA..................................................   7,283   76,577
  #*Seat Pagine Gialle SpA.................................... 356,475   29,914
    Societa' Cattolica di Assicurazioni S.c.r.l...............   8,272  200,167
   #Societa Iniziative Autostradali e Servizi SpA.............   8,046   79,213
    Sogefi SpA................................................   1,729    6,446
    Sol SpA...................................................      99      819
   *Sorin SpA.................................................  63,354  177,632
  #*Telecom Italia Media SpA.................................. 217,081   60,307
    Telecom Italia SpA........................................ 224,285  282,217
    Telecom Italia SpA Sponsored ADR..........................  32,914  411,425
    Terna Rete Elettrica Nazionale SpA........................   6,851   31,066
    Tod's SpA.................................................     549   73,464
   #Trevi Finanziaria SpA.....................................   4,862   62,347
    UniCredit SpA............................................. 267,933  477,960
    Unione di Banche Italiane ScpA............................  54,375  260,964
   *Unipol Gruppo Finanziario SpA............................. 119,365   55,037
    Vianini Lavori SpA........................................   1,509    8,839

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------ -----------
ITALY -- (Continued)
    Vittoria Assicurazioni SpA..............................  3,490 $    17,494
  #*Yoox SpA................................................  2,309      39,326
    Zignago Vetro SpA.......................................  2,507      19,743
                                                                    -----------
TOTAL ITALY.................................................         10,517,866
                                                                    -----------
JAPAN -- (18.4%)
    77 Bank, Ltd. (The)..................................... 49,000     214,864
    A&D Co., Ltd............................................  2,300      11,434
    Accordia Golf Co., Ltd..................................    160     119,602
    Achilles Corp........................................... 12,000      17,249
    Adeka Corp.............................................. 13,900     143,143
   *Aderans Co., Ltd........................................  5,600      52,540
    Advantest Corp. ADR.....................................  1,800      31,842
   #AEON Co., Ltd........................................... 23,300     293,432
    Ahresty Corp............................................  3,500      29,866
    Ai Holdings Corp........................................  7,700      32,447
    Aica Kogyo Co., Ltd.....................................  5,800      82,267
    Aichi Bank, Ltd. (The)..................................  1,200      65,709
    Aichi Corp.............................................. 10,300      47,412
    Aichi Machine Industry Co., Ltd......................... 15,000      58,170
    Aichi Steel Corp........................................ 17,000     114,948
    Aichi Tokei Denki Co., Ltd..............................  5,000      17,087
    Aida Engineering, Ltd................................... 14,800      77,864
    Aigan Co., Ltd..........................................  4,200      22,682
    Aiphone Co., Ltd........................................  1,700      31,988
    Air Water, Inc..........................................  3,000      36,387
    Airport Facilities Co., Ltd.............................  6,100      24,599
    Aisan Industry Co., Ltd.................................  3,600      35,796
    Aisin Seiki Co., Ltd....................................  3,500     134,306
    Ajinomoto Co., Inc...................................... 33,000     409,066
   #Akebono Brake Industry Co., Ltd.........................  7,800      43,406
    Akita Bank, Ltd. (The).................................. 26,000      79,267
   *Alconix Corp............................................  1,000      28,652
    Alfresa Holdings Corp...................................  5,000     204,351
    Allied Telesis Holdings K.K............................. 20,700      24,037
    Alpen Co., Ltd..........................................  3,000      51,883
    Alpha Systems, Inc......................................  1,300      20,342
    Alpine Electronics, Inc.................................  7,400     110,504
    Alps Electric Co., Ltd..................................  9,800     110,154
    Alps Logistics Co., Ltd.................................  2,000      19,948
    Altech Corp.............................................    600       4,928
    Amada Co., Ltd.......................................... 31,000     240,302
    Amano Corp.............................................. 10,100      96,431
    Amiyaki Tei Co., Ltd....................................      6      17,596
    Amuse, Inc..............................................    200       2,362
    Anritsu Corp............................................  6,000      65,033
    AOC Holdings, Inc.......................................  9,000      69,386
   #AOI Electronic Co., Ltd.................................  1,000      18,466
    AOKI Holdings, Inc......................................  3,400      55,816
    Aomori Bank, Ltd. (The)................................. 30,000      96,478
    Aoyama Trading Co., Ltd.................................  8,800     153,527
   #Aozora Bank, Ltd........................................ 87,000     212,192
    Arakawa Chemical Industries, Ltd........................  2,600      25,311
    Arc Land Sakamoto Co., Ltd..............................  3,500      62,795
   #Arcs Co., Ltd...........................................  4,400      76,972
    Argo Graphics, Inc......................................    500       6,709
   #Ariake Japan Co., Ltd...................................  3,200      65,348
    Arisawa Manufacturing Co., Ltd..........................  6,500      35,609
    Arnest One Corp.........................................  4,000      46,286
    As One Corp.............................................  3,100      65,687
   #Asahi Co., Ltd..........................................  2,700      55,729

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
   #Asahi Diamond Industrial Co., Ltd.........................   3,000 $ 70,946
    Asahi Group Holdings, Ltd.................................   2,000   42,321
    Asahi Holdings, Inc.......................................   1,100   24,899
    Asahi Kasei Corp..........................................  20,000  141,484
    Asahi Kogyosha Co., Ltd...................................   2,000    9,786
    Asahi Organic Chemicals Industry Co., Ltd.................  15,000   41,110
   *Asahi Tec Corp............................................ 213,000   69,453
   #ASATSU-DK, Inc............................................   4,500  124,077
   *Ashimori Industry Co., Ltd................................   6,000    8,764
    Asics Corp................................................   5,000   75,816
    ASKA Pharmaceutical Co., Ltd..............................   5,000   36,711
    Astellas Pharma, Inc......................................   1,000   38,850
    Asunaro Aoki Construction Co., Ltd........................   3,500   18,443
  #*Atom Corp.................................................   4,000   13,972
    Atsugi Co., Ltd...........................................  29,000   36,850
    Autobacs Seven Co., Ltd...................................   4,400  198,086
    Avex Group Holdings, Inc..................................   3,700   50,214
   #Awa Bank, Ltd. (The)......................................  28,000  182,061
    Bando Chemical Industries, Ltd............................  15,000   65,612
    Bank of Iwate, Ltd. (The).................................   2,000   81,615
    Bank of Kyoto, Ltd. (The).................................  18,000  164,294
    Bank of Nagoya, Ltd. (The)................................  21,000   65,882
    Bank of Okinawa, Ltd. (The)...............................   2,800  131,264
    Bank of Saga, Ltd. (The)..................................  29,000   74,504
    Bank of the Ryukyus, Ltd..................................   9,500  124,566
    Bank of Yokohama, Ltd. (The)..............................  71,000  347,743
    Belc Co., Ltd.............................................   3,000   43,124
    Belluna Co., Ltd..........................................   2,100   14,556
    Benesse Holdings, Inc.....................................     400   17,294
   *Best Denki Co., Ltd.......................................  10,000   31,317
   #Bic Camera, Inc...........................................     104   60,106
    BML, Inc..................................................     700   18,762
    Bookoff Corp..............................................   2,500   23,380
    Bridgestone Corp..........................................   1,200   29,851
    Brother Industries, Ltd...................................   6,400   99,838
    Bunka Shutter Co., Ltd....................................  10,000   29,809
    CAC Corp..................................................   5,800   47,699
    Calsonic Kansei Corp......................................  13,000   84,800
    Canon Electronics, Inc....................................   1,900   52,176
    Canon Marketing Japan, Inc................................   7,600   94,516
   #Casio Computer Co., Ltd...................................   8,100   57,317
    Cawachi, Ltd..............................................   2,200   45,011
    Central Glass Co., Ltd....................................  27,000  135,184
    Central Sports Co., Ltd...................................     500    6,157
    Century Tokyo Leasing Corp................................   6,900  133,073
    Chiba Bank, Ltd. (The)....................................  42,000  266,168
   *Chiba Kogyo Bank, Ltd. (The)..............................  10,800   62,963
    Chino Corp................................................   4,000   11,261
    Chiyoda Co., Ltd..........................................   4,200   69,259
   #Chiyoda Corp..............................................   2,000   25,547
    Chiyoda Integre Co., Ltd..................................   3,600   50,499
    Chofu Seisakusho Co., Ltd.................................   2,600   67,759
    Chori Co., Ltd............................................  47,000   58,593
    Chubu Shiryo Co., Ltd.....................................   5,000   34,166
    Chudenko Corp.............................................   3,600   42,245
    Chuetsu Pulp & Paper Co., Ltd.............................  20,000   33,426
    Chugai Ro Co., Ltd........................................  13,000   44,015
    Chugoku Bank, Ltd. (The)..................................  20,000  254,395
    Chugoku Marine Paints, Ltd................................  11,000   88,774
    Chukyo Bank, Ltd. (The)...................................  18,000   44,666
   *Chuo Denki Kogyo Co., Ltd.................................   5,000   23,723

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Chuo Spring Co., Ltd.......................................  5,000 $ 18,693
    Circle K Sunkus Co., Ltd...................................  8,700  144,057
    Citizen Holdings Co., Ltd.................................. 27,300  163,916
    CKD Corp...................................................  7,600   65,372
    Cleanup Corp...............................................  4,000   25,598
    CMIC Co., Ltd..............................................    200    3,614
    CMK Corp................................................... 12,800   49,413
    Coca-Cola Central Japan Co., Ltd...........................  4,400   60,636
    Coca-Cola West Co., Ltd....................................  6,600  132,029
    Cocokara fine, Inc.........................................  3,000   78,295
   #Colowide Co., Ltd..........................................  4,000   25,069
    Computer Engineering & Consulting, Ltd.....................  1,700    9,026
    Comsys Holdings Corp....................................... 15,200  151,387
    Corona Corp................................................  5,500   62,551
    Cosmo Oil Co., Ltd......................................... 70,000  211,274
    Credit Saison Co., Ltd..................................... 14,200  240,845
  #*CSK Corp...................................................  4,400   18,475
    Dai Nippon Printing Co., Ltd............................... 37,000  420,136
    Dai Nippon Toryo, Ltd...................................... 29,000   35,302
    Daibiru Corp...............................................  7,400   55,070
    Daicel Chemical Industries, Ltd............................ 30,000  214,634
    Dai-Dan Co., Ltd...........................................  4,000   27,058
    Daido Kogyo Co., Ltd....................................... 11,000   24,311
   #Daido Metal Co., Ltd.......................................  7,000   74,992
    Daido Steel Co., Ltd....................................... 27,000  191,418
    Daidoh, Ltd................................................  4,600   47,475
  #*Daiei, Inc. (The).......................................... 14,600   55,036
    Daifuku Co., Ltd........................................... 16,000  103,164
    Daihatsu Motor Co., Ltd....................................  3,000   52,547
    Daihen Corp................................................ 11,000   41,726
  #*Daiichi Chuo K.K........................................... 15,000   26,632
    Daiichi Jitsugyo Co., Ltd.................................. 11,000   58,734
   #Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.....................    700   30,610
    Daiichi Kogyo Seiyaku Co., Ltd............................. 11,000   38,357
    Daiichi Sankyo Co., Ltd....................................  2,000   41,330
    Daiken Corp................................................ 20,000   72,714
    Daiki Aluminium Industry Co., Ltd..........................  1,000    3,007
    Daikoku Denki Co., Ltd.....................................  3,000   29,215
    Daikokutenbussan Co., Ltd..................................    400   13,570
   *Daikyo, Inc................................................ 10,000   19,360
    Dainichi Co., Ltd..........................................    800    7,411
    Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.... 18,000   90,080
    Dainippon Screen Manufacturing Co., Ltd.................... 12,000   94,339
    Dainippon Sumitomo Pharma Co., Ltd.........................  8,100   82,333
    Daio Paper Corp............................................ 10,000   78,316
    Daisan Bank, Ltd. (The).................................... 27,000   63,765
    Daiseki Co., Ltd...........................................    600   11,829
    Daishi Bank, Ltd. (The).................................... 52,000  158,487
    Daiso Co., Ltd............................................. 13,000   53,817
    Daisyo Corp................................................  2,000   24,756
    Daito Electron Co., Ltd....................................  1,200   10,536
    Daito Trust Construction Co., Ltd..........................    500   48,129
    Daiwa House Industry Co., Ltd.............................. 27,000  363,861
    Daiwa Industries, Ltd......................................  8,000   41,717
    Daiwa Securities Group, Inc................................ 96,447  419,502
    Daiwabo Holdings Co., Ltd.................................. 28,000   63,004
    DC Co., Ltd................................................  3,400    9,739
    DCM Holdings Co., Ltd...................................... 15,100  114,709
    Denki Kagaku Kogyo K.K..................................... 61,000  294,311
    Denki Kogyo Co., Ltd....................................... 12,000   56,905
    Denso Corp.................................................  5,500  195,447

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Dentsu, Inc................................................  1,600 $ 49,771
    Denyo Co., Ltd.............................................  5,100   68,213
    Descente, Ltd.............................................. 15,000   84,852
    DIC Corp................................................... 17,000   39,598
   #Disco Corp.................................................    800   46,525
   #Don Quijote Co., Ltd.......................................    600   20,670
    Doshisha Co., Ltd..........................................  3,300   88,709
    Doutor Nichires Holdings Co., Ltd..........................  4,900   65,094
    Dowa Holdings Co., Ltd..................................... 14,000   93,784
    DTS Corp...................................................  6,800   76,247
    Duskin Co., Ltd............................................  7,900  159,851
  #*Dwango Co., Ltd............................................     18   40,429
    Dydo Drinco, Inc...........................................  1,400   54,512
    eAccess, Ltd...............................................     50   22,136
    Eagle Industry Co., Ltd....................................  3,000   43,425
    Ebara Corp................................................. 40,000  235,263
   #Edion Corp................................................. 10,600  109,998
    Ehime Bank, Ltd. (The)..................................... 43,000  126,401
    Eighteenth Bank, Ltd. (The)................................ 22,000   59,635
    Eiken Chemical Co., Ltd....................................  3,400   45,029
    Eizo Nanao Corp............................................  2,800   52,261
    Elematec Corp..............................................  3,700   52,647
  #*Elpida Memory, Inc......................................... 21,800  201,236
    Enplas Corp................................................  2,700   41,938
    ESPEC Corp.................................................  3,600   26,310
    Exedy Corp.................................................  2,400   90,684
    Ezaki Glico Co., Ltd.......................................  4,000   46,006
   *F&A Aqua Holdings, Inc.....................................  2,600   26,735
    Faith, Inc.................................................    176   22,534
    FALCO SD HOLDINGS Co., Ltd.................................    400    4,147
    Fancl Corp.................................................  6,400   86,561
    FCC Co., Ltd...............................................  1,800   43,209
  #*FDK Corp................................................... 15,000   22,769
   *FIDEA Holdings Co., Ltd.................................... 32,400   83,314
  #*First Baking Co., Ltd......................................  8,000    9,127
    Foster Electric Co., Ltd...................................  3,600   60,161
    France Bed Holdings Co., Ltd............................... 19,000   24,578
    F-Tech, Inc................................................  1,200   19,087
   *Fudo Tetra Corp............................................ 27,000   49,444
    Fuji Co., Ltd..............................................  1,400   31,269
    Fuji Corp, Ltd.............................................  7,200   36,603
    Fuji Electric Holdings Co., Ltd............................ 59,000  192,081
    Fuji Electronics Co., Ltd..................................  1,700   26,115
    Fuji Furukawa Engineering & Construction Co., Ltd..........  2,000    4,276
    Fuji Heavy Industries, Ltd................................. 26,000  208,164
    Fuji Oil Co., Ltd..........................................  3,600   54,850
    Fuji Seal International, Inc...............................  1,200   27,171
   #Fuji Soft, Inc.............................................  3,100   46,141
    Fuji Television Network, Inc...............................     26   40,265
    Fujibo Holdings, Inc....................................... 23,000   57,717
    Fujicco Co., Ltd...........................................  3,000   37,791
    FUJIFILM Holdings Corp..................................... 10,300  311,061
    Fujikura Kasei Co., Ltd....................................  7,100   39,645
    Fujikura, Ltd.............................................. 45,000  212,641
    Fujimi, Inc................................................  5,300   62,458
    Fujimori Kogyo Co., Ltd....................................  2,800   39,999
    Fujitec Co., Ltd........................................... 15,000   88,483
    Fujitsu Frontech, Ltd......................................  3,600   26,521
    Fujitsu General, Ltd.......................................  1,000    8,454
    Fujitsu, Ltd...............................................  8,000   47,081
    FuKoKu Co., Ltd............................................  1,100   11,000

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
   #Fukuda Corp................................................ 17,000 $ 65,436
    Fukui Bank, Ltd. (The)..................................... 30,000   88,020
    Fukuoka Financial Group, Inc............................... 43,000  182,837
    Fukushima Bank, Ltd........................................ 32,000   16,562
    Fukusima Industries Corp...................................  1,200   15,219
    Fukuyama Transporting Co., Ltd............................. 22,000  128,484
    Funai Consulting, Inc......................................  3,700   24,614
    Funai Electric Co., Ltd....................................  3,300   85,712
   *Furukawa Co., Ltd.......................................... 57,000   57,635
    Furukawa Electric Co., Ltd................................. 11,000   47,261
   #Furukawa-Sky Aluminum Corp................................. 12,000   44,977
    Furusato Industries, Ltd...................................    600    4,339
    Fuso Pharmaceutical Industries, Ltd........................ 14,000   39,967
    Futaba Corp................................................  4,700   85,640
    Futaba Industrial Co., Ltd.................................  5,100   40,681
    Fuyo General Lease Co., Ltd................................  4,300  152,379
    Gakken Holdings Co., Ltd................................... 14,000   30,560
    Gecoss Corp................................................  5,100   22,447
   #GEO Co., Ltd...............................................     43   55,624
   #GLOBERIDE, Inc.............................................  5,000    5,458
    Glory, Ltd.................................................  7,500  175,407
   #GMO Internet, Inc..........................................  5,000   22,768
    Godo Steel, Ltd............................................ 23,000   58,290
    Goldcrest Co., Ltd.........................................  2,280   53,547
    Goldwin, Inc...............................................  7,000   24,030
    Gourmet Kineya Co., Ltd....................................  7,000   40,904
   *GSI Creos Corp............................................. 26,000   39,123
    Gulliver International Co., Ltd............................    920   44,553
    Gun Ei Chemical Industry Co., Ltd.......................... 12,000   35,344
    Gunma Bank, Ltd. (The)..................................... 48,000  255,143
    Gunze, Ltd................................................. 29,000  108,574
   #H2O Retailing Corp......................................... 18,000  137,506
    Hachijuni Bank, Ltd. (The)................................. 32,000  177,563
    Hakudo Co., Ltd............................................  1,500   15,876
    Hakuhodo Dy Holdings, Inc..................................  2,910  160,778
    Hakuto Co., Ltd............................................  3,000   30,013
   *Hamakyorex Co., Ltd........................................  1,600   54,931
   #Hamamatsu Photonics K.K....................................  1,400   62,998
   *Hankyu Hanshin Holdings, Inc............................... 32,000  128,818
    Hanwa Co., Ltd............................................. 34,000  150,090
   #Harashin Narus Holdings Co., Ltd...........................  3,000   48,402
    Haruyama Trading Co., Ltd..................................    300    1,748
   *Haseko Corp................................................ 15,500   12,635
   *Hayashikane Sangyo Co., Ltd................................  1,000    1,064
   *Hazama Corp................................................  2,800    3,966
    Heiwa Corp.................................................  1,700   27,605
   *Heiwa Real Estate Co., Ltd................................. 27,000   62,247
    Heiwado Co., Ltd...........................................  4,500   58,966
    Hibiya Engineering, Ltd....................................  5,900   63,488
    Hiday Hidaka Corp..........................................  1,900   30,844
    Higashi-Nippon Bank, Ltd................................... 24,000   51,552
    Higo Bank, Ltd. (The)...................................... 27,000  152,458
    Hikari Tsushin, Inc........................................  3,800   93,344
    Hino Motors, Ltd........................................... 12,000   74,453
    Hioki EE Corp..............................................    500    9,948
    Hirose Electric Co., Ltd...................................    200   20,036
   #Hiroshima Bank, Ltd. (The)................................. 60,000  263,908
    HIS Co., Ltd...............................................  1,300   36,586
   *Hisaka Works, Ltd..........................................  7,000  100,151
    Hisamitsu Pharmaceutical Co., Inc..........................    600   26,152
    Hitachi Business Solution Co., Ltd.........................    200    1,819

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Hitachi Cable, Ltd........................................  27,000 $ 77,678
    Hitachi Capital Corp......................................   7,300  107,286
   #Hitachi Construction Machinery Co., Ltd...................   1,500   33,834
    Hitachi High-Technologies Corp............................   5,600  121,297
    Hitachi Koki Co., Ltd.....................................   9,300   84,784
    Hitachi Kokusai Electric, Inc.............................   3,000   24,332
    Hitachi Medical Corp......................................   5,000   64,336
    Hitachi Tool Engineering, Ltd.............................   4,800   52,929
    Hitachi Transport System, Ltd.............................   7,300  131,218
    Hitachi Zosen Corp........................................  35,000   57,560
    Hitachi, Ltd. ADR.........................................     200   12,374
    Hodogaya Chemical Co., Ltd................................  11,000   45,984
    Hogy Medical Co., Ltd.....................................   1,200   53,751
    Hokkaido Gas Co., Ltd.....................................   1,000    3,547
    Hokkan Holdings, Ltd......................................   8,000   25,260
    Hokko Chemical Industry Co., Ltd..........................   2,000    6,066
    Hokkoku Bank, Ltd. (The)..................................  39,000  137,134
    Hokuetsu Bank, Ltd. (The).................................  31,000   66,236
    Hokuetsu Kishu Paper Co., Ltd.............................  19,000  118,862
    Hokuhoku Financial Group, Inc............................. 109,000  227,560
    Hokuto Corp...............................................   1,800   41,241
    Honda Motor Co., Ltd. Sponsored ADR.......................  12,559  499,597
    Horiba, Ltd...............................................   2,200   73,007
    Hosiden Corp..............................................  10,400   88,548
    Hosokawa Micron Corp......................................  10,000   60,351
   #House Foods Corp..........................................   9,400  169,282
   *Howa Machinery, Ltd.......................................  10,000    9,496
    Hyakugo Bank, Ltd. (The)..................................  37,000  146,559
   *Hyakujishi Bank, Ltd. (The)...............................  32,000  116,581
    Ibiden Co., Ltd...........................................     900   27,237
    IBJ Leasing Co., Ltd......................................   5,200  127,696
    Ichibanya Co., Ltd........................................     400   12,696
    Ichikoh Industries, Ltd...................................  11,000   26,219
    Ichinen Holdings Co., Ltd.................................   1,000    5,208
    Ichiyoshi Securities Co., Ltd.............................   5,500   31,148
    Icom, Inc.................................................   2,000   51,719
    Idec Corp.................................................   4,600   55,965
    Idemitsu Kosan Co., Ltd...................................   1,700  197,402
    Ihara Chemical Industry Co., Ltd..........................   7,000   26,028
    IHI Corp..................................................  47,000  126,641
    Iida Home Max Co., Ltd....................................   4,800   43,938
   #Iino Kaiun Kaisha, Ltd....................................  10,200   46,435
   #Ikyu Corp.................................................      47   23,813
    Imasen Electric Industrial Co., Ltd.......................   3,600   58,431
    Imperial Hotel, Ltd.......................................     200    5,080
    Inaba Denki Sangyo Co., Ltd...............................   2,800   77,757
    Inaba Seisakusho Co., Ltd.................................   1,600   18,005
    Inabata & Co., Ltd........................................   6,400   40,563
    Inageya Co., Ltd..........................................   3,000   34,595
    Ines Corp.................................................  10,100   81,846
    Innotech Corp.............................................   4,400   32,102
    Inpex Corp................................................      22  170,775
    Intage, Inc...............................................     500   10,887
    Inui Steamship Co., Ltd...................................   5,700   26,958
   *Iseki & Co., Ltd..........................................  36,000   93,096
    Isetan Mitsukoshi Holdings, Ltd...........................  24,100  255,311
   *Ishihara Sangyo Kaisha, Ltd...............................  90,000  126,410
    Ishii Iron Works Co., Ltd.................................   3,000    6,591
    Isuzu Motors, Ltd.........................................  45,000  223,178
    IT Holdings Corp..........................................  12,000  116,519
    ITC Networks Corp.........................................   3,700   23,829

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    ITOCHU Corp................................................ 15,000 $173,062
    Itochu Enex Co., Ltd.......................................  8,200   48,932
    Itochu Techno-Solutions Corp...............................    600   23,726
    Itochu-Shokuhin Co., Ltd...................................  1,600   59,694
    Itoham Foods, Inc.......................................... 25,000  101,303
    Itoki Corp.................................................  4,300    9,806
    Iwai Cosmo Holdings, Inc...................................  3,500   16,960
  #*Iwasaki Electric Co., Ltd.................................. 14,000   41,482
    Iwatani International Corp.................................  6,000   21,516
    Iyo Bank, Ltd. (The)....................................... 24,000  225,989
    Izumiya Co., Ltd........................................... 14,000   60,818
    J. Front Retailing Co., Ltd................................ 60,000  284,733
   *Janome Sewing Machine Co., Ltd............................. 23,000   19,632
    Japan Airport Terminal Co., Ltd............................  7,100   91,159
    Japan Aviation Electronics Industry, Ltd................... 10,000   76,583
    Japan Business Computer Co., Ltd...........................  6,000   44,231
    Japan Carlit Co., Ltd......................................    900    5,376
    Japan Cash Machine Co., Ltd................................  2,000   15,648
    Japan Digital Laboratory Co., Ltd..........................  4,500   55,692
    Japan Petroleum Exploration Co., Ltd.......................    300   15,283
    Japan Pulp & Paper Co., Ltd................................  7,000   25,437
    Japan Steel Works, Ltd. (The)..............................  1,000    7,008
    Japan Transcity Corp.......................................  7,000   22,546
    Japan Vilene Co., Ltd......................................  6,000   28,093
    Japan Wool Textile Co., Ltd. (The)......................... 13,000  115,477
    Jastec Co., Ltd............................................  4,400   27,884
    Jeol, Ltd..................................................  9,000   28,645
    JFE Holdings, Inc..........................................  4,464  121,450
    JFE Shoji Holdings, Inc.................................... 22,000  109,800
    Jidosha Buhin Kogyo Co., Ltd...............................  3,000   18,534
    JMS Co., Ltd...............................................  7,000   25,147
   *Joban Kosan Co., Ltd....................................... 16,000   16,946
    J-Oil Mills, Inc........................................... 22,000   66,413
    Joshin Denki Co., Ltd......................................  5,000   57,175
    Joyo Bank, Ltd. (The)...................................... 38,000  159,743
    JS Group Corp..............................................  7,200  180,102
    JSP Corp...................................................  6,600  122,382
    JSR Corp...................................................  3,200   65,353
    JTEKT Corp................................................. 12,600  184,712
   #Juki Corp.................................................. 17,000   43,875
    Juroku Bank, Ltd........................................... 45,000  140,910
   *JVC Kenwood Holdings, Inc.................................. 15,470   87,640
    JX Holdings, Inc........................................... 45,070  325,860
   #Kadokawa Holdings, Inc.....................................  2,600   92,791
    Kaga Electronics Co., Ltd..................................  4,100   46,233
    Kagoshima Bank, Ltd. (The)................................. 16,000  108,441
    Kajima Corp................................................ 26,843   83,411
    Kakaku.com, Inc............................................  1,000   39,556
    Kaken Pharmaceutical Co., Ltd..............................  2,000   28,272
   #Kameda Seika Co., Ltd......................................  1,400   28,127
    Kamei Corp.................................................  9,000   50,521
    Kamigumi Co., Ltd.......................................... 30,000  298,647
    Kanagawa Chuo Kotsu Co., Ltd...............................  6,000   32,007
    Kanamoto Co., Ltd..........................................  5,000   38,906
    Kandenko Co., Ltd.......................................... 16,000   74,769
    Kaneka Corp................................................ 34,000  217,545
   *Kanematsu Corp............................................. 60,000   60,011
    Kanematsu Electronics, Ltd.................................  2,100   22,892
   #Kansai Paint Co., Ltd......................................  2,000   18,470
    Kanto Auto Works, Ltd......................................  4,900   49,239
   #Kanto Denka Kogyo Co., Ltd.................................  6,000   41,286

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Kanto Natural Gas Development Co., Ltd....................   7,000 $ 42,990
    Kasai Kogyo Co., Ltd......................................   8,000   61,656
    Kasumi Co., Ltd...........................................  11,800   71,135
    Katakura Industries Co., Ltd..............................   2,500   26,647
    Kato Sangyo Co., Ltd......................................   3,700   78,069
    Kato Works Co., Ltd.......................................  19,000   60,720
    KAWADA TECHNOLOGIES, Inc..................................     200    3,540
    Kawasaki Heavy Industries, Ltd............................  24,000   87,808
   #Kawasaki Kisen Kaisha, Ltd................................  83,000  271,624
  #*Kawashima Selkon Textiles Co., Ltd........................  20,000   17,522
    Kawasumi Laboratories, Inc................................   5,000   34,647
    Keihan Electric Railway Co., Ltd..........................   9,000   39,466
    Keihin Corp...............................................   3,900   87,013
    Keisei Electric Railway Co., Ltd..........................   3,000   19,278
    Keiyo Bank, Ltd. (The)....................................  40,000  210,853
   #Keiyo Co., Ltd............................................   3,000   18,669
   *Kenedix, Inc..............................................     444   86,669
    Kewpie Corp...............................................   5,000   67,853
    Key Coffee, Inc...........................................   4,700   89,810
    Kikkoman Corp.............................................   6,000   66,336
    Kimoto Co., Ltd...........................................   2,000   18,298
    Kinden Corp...............................................  18,000  152,259
    Kinki Sharyo Co., Ltd.....................................   9,000   36,461
    Kintetsu World Express, Inc...............................   1,800   61,767
   #Kinugawa Rubber Industrial Co., Ltd.......................   1,000    8,221
    Kirin Holdings Co., Ltd...................................   6,680   98,373
   #Kisoji Co., Ltd...........................................   2,500   46,387
    Kissei Pharmaceutical Co., Ltd............................   4,000   77,358
    Kitagawa Iron Works Co., Ltd..............................  22,000   42,951
    Kita-Nippon Bank, Ltd. (The)..............................     800   19,134
    Kitano Construction Corp..................................  17,000   40,774
    Kito Corp.................................................      12   10,898
    Kitz Corp.................................................  18,000  102,247
    Kiyo Holdings, Inc........................................ 105,000  148,570
    Koa Corp..................................................   6,300   76,816
    Koatsu Gas Kogyo Co., Ltd.................................   8,000   48,601
    Kobe Steel, Ltd...........................................  43,000   94,985
   #Kohnan Shoji Co., Ltd.....................................   6,000  119,264
    Koito Manufacturing Co., Ltd..............................   7,000  120,335
   #Kojima Co., Ltd...........................................   9,400   66,565
    Kokuyo Co., Ltd...........................................  13,600  102,111
    Komai Tekko, Inc..........................................  12,000   31,795
    Komatsu Seiren Co., Ltd...................................   9,000   42,134
    Komatsu Wall Industry Co., Ltd............................   1,800   16,799
    Komeri Co., Ltd...........................................   1,100   32,835
    Komori Corp...............................................  11,000   92,239
   *Konaka Co., Ltd...........................................   1,600    7,345
    Konami Corp. ADR..........................................     200    5,200
   *Konica Minolta Holdings, Inc..............................  28,000  226,536
    Konishi Co., Ltd..........................................   2,500   34,996
    Kose Corp.................................................   1,300   34,200
    KRS Corp..................................................   1,700   18,611
    K's Holdings Corp.........................................   2,880  134,719
    KU Holdings Co., Ltd......................................     400    1,945
   *Kumagai Gumi Co., Ltd.....................................  34,000   33,953
   #Kumiai Chemical Industry Co., Ltd.........................  10,000   32,388
    Kurabo Industries, Ltd....................................  21,000   41,968
    Kureha Corp...............................................  21,000  100,954
    Kurimoto, Ltd.............................................  14,000   27,926
    Kurita Water Industries, Ltd..............................     200    5,808
    Kuroda Electric Co., Ltd..................................   7,400   87,154

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Kurosaki Harima Corp....................................... 15,000 $ 72,755
    KYB Co., Ltd...............................................  9,000   73,345
    Kyocera Corp. Sponsored ADR................................  1,252  134,114
    Kyodo Printing Co., Ltd....................................  9,000   22,661
    Kyodo Shiryo Co., Ltd......................................  3,000    3,703
    Kyoei Steel, Ltd...........................................  2,400   36,975
   #Kyoei Tanker Co., Ltd......................................  4,000    7,794
    Kyokuto Kaihatsu Kogyo Co., Ltd............................  5,700   34,636
   *Kyokuto Securities Co., Ltd................................  7,300   54,574
   #Kyokuyo Co., Ltd........................................... 18,000   42,748
    KYORIN Holdings, Inc.......................................  3,000   62,563
   #Kyoritsu Maintenance Co., Ltd..............................  2,000   32,642
    Kyosan Electric Manufacturing Co., Ltd..................... 10,000   56,417
    Kyoto Kimono Yuzen Co., Ltd................................  1,000   11,462
    Kyowa Exeo Corp............................................ 12,200  120,713
    Kyowa Hakko Kirin Co., Ltd................................. 14,000  149,310
    Kyudenko Corp..............................................  8,000   56,102
   *Laox Co., Ltd.............................................. 13,000    8,254
    LEC, Inc...................................................    200    3,641
  #*Leopalace21 Corp........................................... 36,700   53,203
    Life Corp..................................................  1,000   17,762
    Lintec Corp................................................  6,400  178,221
    Mabuchi Motor Co., Ltd.....................................  2,000  103,404
    Macnica, Inc...............................................  3,000   71,331
    Macromill, Inc.............................................  2,000   22,078
    Maeda Corp................................................. 17,000   55,775
    Maeda Road Construction Co., Ltd........................... 10,000   97,038
    Maezawa Kasei Industries Co., Ltd..........................  3,200   31,501
    Maezawa Kyuso Industries Co., Ltd..........................  2,100   30,315
    Makino Milling Machine Co., Ltd............................ 13,000  127,866
    Makita Corp. Sponsored ADR.................................  1,988   93,535
    Mandom Corp................................................    900   26,512
    Mars Engineering Corp......................................  2,800   46,674
    Marubun Corp...............................................  5,600   27,811
    Marudai Food Co., Ltd...................................... 27,000   92,619
    Maruetsu, Inc. (The)....................................... 11,000   40,730
    Maruha Nichiro Holdings, Inc............................... 35,000   61,296
    Marui Group Co., Ltd....................................... 27,600  226,018
    Maruichi Steel Tube, Ltd...................................  6,300  159,631
    Marusan Securities Co., Ltd................................ 13,300   59,883
   #Maruwa Co., Ltd............................................  1,800   83,037
    Maruwn Corp................................................  5,100   13,079
    Maruyama Manufacturing Co., Inc............................  6,000   14,221
    Maruzen Showa Unyu Co., Ltd................................  6,000   20,722
    Maspro Denkoh Corp.........................................  6,400   53,192
    Matsuda Sangyo Co., Ltd....................................  2,200   36,278
    Matsui Construction Co., Ltd...............................  7,000   28,796
   *Matsui Securities Co., Ltd.................................  5,600   28,039
   *Matsumotokiyoshi Holdings Co., Ltd.........................  4,500   95,556
  #*Matsuya Co., Ltd...........................................  2,100   12,569
    Matsuya Foods Co., Ltd.....................................  2,100   40,665
    Max Co., Ltd...............................................  6,000   75,904
    Maxvalu Tokai Co., Ltd.....................................  1,500   20,518
   #Mazda Motor Corp........................................... 84,000  230,825
    MEC Co., Ltd...............................................  3,400   14,439
    Medipal Holdings Corp...................................... 16,700  157,636
    Megachips Corp.............................................  1,100   17,004
    Megmilk Snow Brand Co., Ltd................................  2,300   42,810
   #Meidensha Corp............................................. 13,000   55,382
    Meiji Holdings Co., Ltd....................................  4,050  177,645
    Meitec Corp................................................    600   13,367

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Meito Sangyo Co., Ltd...................................   1,100 $   14,752
   #Meiwa Estate Co., Ltd...................................   2,000     11,956
    Meiwa Trading Co., Ltd..................................  11,100     38,714
    Melco Holdings, Inc.....................................   2,100     60,395
    Michinoku Bank, Ltd. (The)..............................  19,000     38,023
    Mie Bank, Ltd. (The)....................................  23,000     57,868
    Mikuni Coca-Cola Bottling Co., Ltd......................   4,500     40,637
    Milbon Co., Ltd.........................................     110      3,510
    Mimasu Semiconductor Industry Co., Ltd..................   4,500     50,187
    Minato Bank, Ltd. (The).................................  33,000     66,122
    Ministop Co., Ltd.......................................   5,100     96,181
    Miraca Holdings, Inc....................................     800     33,624
    Mirait Holdings Corp....................................   7,310     60,352
   *Misawa Homes Co., Ltd...................................   4,500     33,816
    Misumi Group, Inc.......................................   3,400     94,897
    Mito Securities Co., Ltd................................  14,000     20,140
   *Mitsuba Corp............................................   9,000     89,991
    Mitsubishi Chemical Holdings Corp.......................  32,500    253,330
   *Mitsubishi Corp.........................................  12,500    334,327
    Mitsubishi Gas Chemical Co., Inc........................  13,789    107,472
    Mitsubishi Heavy Industries, Ltd........................  49,000    228,378
    Mitsubishi Kakoki Kaisha, Ltd...........................   7,000     16,752
    Mitsubishi Logistics Corp...............................  14,000    160,928
    Mitsubishi Materials Corp...............................  70,800    241,155
    Mitsubishi Paper Mills, Ltd.............................  31,000     31,706
    Mitsubishi Pencil Co., Ltd..............................   4,125     77,485
    Mitsubishi Steel Manufacturing Co., Ltd.................  20,000     70,612
    Mitsubishi Tanabe Pharma Corp...........................   3,600     65,227
    Mitsubishi UFJ Financial Group, Inc..................... 224,300  1,138,967
    Mitsubishi UFJ Financial Group, Inc. ADR................  16,850     85,430
    Mitsuboshi Belting, Ltd.................................  13,000     73,865
    Mitsui & Co., Ltd.......................................  18,700    352,063
    Mitsui & Co., Ltd. Sponsored ADR........................     471    178,504
    Mitsui Chemicals, Inc...................................  43,000    163,301
    Mitsui Engineering & Shipbuilding Co., Ltd..............  77,000    163,248
    Mitsui Fudosan Co., Ltd.................................   2,000     38,213
    Mitsui High-Tec, Inc....................................   8,600     42,063
   *Mitsui Home Co., Ltd....................................   6,000     33,275
    Mitsui Knowledge Industry Co., Ltd......................      78     11,974
   #Mitsui Matsushima Co., Ltd..............................  29,000     62,386
    Mitsui Mining & Smelting Co., Ltd.......................  73,000    264,218
    Mitsui O.S.K. Lines, Ltd................................  56,000    293,239
    Mitsui Sugar Co., Ltd...................................  17,000     80,847
    Mitsui-Soko Co., Ltd....................................  17,000     67,914
    Mitsumi Electric Co., Ltd...............................  14,700    142,274
    Mitsuuroko Co., Ltd.....................................   3,000     17,906
   #Miura Co., Ltd..........................................     700     20,160
   #Miyachi Corp............................................     600      4,753
    Miyazaki Bank, Ltd. (The)...............................  35,000     81,164
    Miyoshi Oil & Fat Co., Ltd..............................  20,000     29,025
   *Mizuho Financial Group, Inc............................. 322,400    527,392
    Mizuho Investors Securities Co., Ltd....................  42,000     39,107
    Mizuho Securities Co., Ltd..............................  43,000    104,464
   #Mizuno Corp.............................................  12,000     55,746
    Mochida Pharmaceutical Co., Ltd.........................   3,000     32,056
    Monex Group, Inc........................................     471     97,538
   #Mori Seiki Co., Ltd.....................................   7,600    101,050
    Morinaga & Co., Ltd.....................................  18,000     43,720
    Morinaga Milk Industry Co., Ltd.........................  31,000    138,045
    Morita Holdings Corp....................................   5,000     29,796
    Mory Industries, Inc....................................   7,000     29,811

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    MOS Food Services, Inc....................................   1,400 $ 27,740
    Moshi Moshi Hotline, Inc..................................   1,650   28,867
    MR MAX Corp...............................................   8,900   38,132
    MS&AD Insurance Group Holdings, Inc.......................  10,982  274,456
    Murakami Corp.............................................   2,000   25,684
    Murata Manufacturing Co., Ltd.............................     400   25,907
    Musashino Bank, Ltd.......................................   5,100  179,707
    Nabtesco Corp.............................................   3,600   91,449
    Nachi-Fujikoshi Corp......................................  27,000  176,683
    Nagaileben Co., Ltd.......................................     900   27,874
    Nagano Bank, Ltd. (The)...................................  12,000   26,011
    Nagase & Co., Ltd.........................................  13,700  180,862
    Nagatanien Co., Ltd.......................................   2,000   21,116
    Nagoya Railroad Co., Ltd..................................  11,000   29,288
    Nakamuraya Co., Ltd.......................................  10,083   50,334
   *Nakayama Steel Works, Ltd.................................  31,000   42,108
    Namco Bandai Holdings, Inc................................  19,200  242,941
   #Nankai Electric Railway Co., Ltd..........................   9,000   36,322
    Nanto Bank, Ltd. (The)....................................  24,000  127,512
    Natori Co., Ltd...........................................     700    7,450
    NEC Capital Solutions, Ltd................................   1,400   18,802
   *NEC Corp.................................................. 152,000  347,632
    NEC Fielding, Ltd.........................................   1,600   20,351
    NEC Mobiling, Ltd.........................................   3,000  106,721
    NEC Networks & System Integration Corp....................   4,900   73,195
    Net One Systems Co., Ltd..................................      27   64,695
   *Neturen Co., Ltd..........................................   7,200   63,661
   *New Japan Radio Co., Ltd..................................   1,000    2,587
    NGK Insulators, Ltd.......................................   2,000   36,631
    NGK Spark Plug Co., Ltd...................................   4,000   56,464
    NHK Spring Co., Ltd.......................................   9,000   95,830
    Nice Holdings, Inc........................................   9,000   18,100
    Nichia Steel Works, Ltd...................................  10,000   25,748
    Nichias Corp..............................................  11,000   67,898
    Nichiban Co., Ltd.........................................   9,000   33,684
    Nichicon Corp.............................................   8,600  145,229
    Nichiden Corp.............................................   1,400   47,182
    Nichiha Corp..............................................   6,300   60,932
    Nichii Gakkan Co..........................................   5,400   49,968
    Nichirei Corp.............................................  38,000  168,255
    Nichireki Co., Ltd........................................   7,000   34,893
    Nidec Sankyo Corp.........................................   6,000   41,327
   #Nidec Tosok Corp..........................................   3,200   40,373
    Nifco, Inc................................................   2,800   74,899
    NIFTY Corp................................................      17   23,786
    Nihon Chouzai Co., Ltd....................................     720   28,771
   #Nihon Dempa Kogyo Co., Ltd................................   2,400   31,322
    Nihon Eslead Corp.........................................     700    6,396
    Nihon Kohden Corp.........................................   2,100   58,368
    Nihon Nohyaku Co., Ltd....................................   7,000   32,018
    Nihon Parkerizing Co., Ltd................................   3,000   44,900
    Nihon Unisys, Ltd.........................................   9,100   54,882
    Nihon Yamamura Glass Co., Ltd.............................  28,000   77,455
    Nikkiso Co., Ltd..........................................   8,000   78,800
    Nikko Co., Ltd............................................   2,000    7,554
    Nippo Corp................................................   9,000   72,377
    Nippon Beet Sugar Manufacturing Co., Ltd..................  30,000   68,812
   #Nippon Carbide Industries Co., Inc........................  11,000   27,074
    Nippon Carbon Co., Ltd....................................  16,000   52,069
    Nippon Ceramic Co., Ltd...................................   3,600   78,441
    Nippon Chemical Industrial Co., Ltd.......................  18,000   40,377

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Nippon Chemi-Con Corp...................................... 16,000 $103,386
   #Nippon Chemiphar Co., Ltd..................................  5,000   19,806
    Nippon Coke & Engineering Co., Ltd......................... 28,000   49,301
    Nippon Denko Co., Ltd...................................... 11,000   73,451
    Nippon Densetsu Kogyo Co., Ltd.............................  6,000   64,352
    Nippon Denwa Shisetu Co., Ltd.............................. 10,000   32,277
    Nippon Electric Glass Co., Ltd.............................  6,000   75,496
    Nippon Express Co., Ltd.................................... 48,000  211,700
    Nippon Filcon Co., Ltd.....................................  1,800    9,409
    Nippon Fine Chemical Co., Ltd..............................  4,800   32,892
    Nippon Flour Mills Co., Ltd................................ 20,000   94,814
  #*Nippon Formula Feed Manufacturing Co., Ltd................. 18,000   26,156
    Nippon Gas Co., Ltd........................................  2,700   37,842
    Nippon Hume Corp...........................................  2,000    7,977
    Nippon Kayaku Co., Ltd..................................... 17,000  188,664
  #*Nippon Kinzoku Co., Ltd.................................... 16,000   33,843
    Nippon Koei Co., Ltd....................................... 12,000   41,548
    Nippon Konpo Unyu Soko Co., Ltd............................  9,000  102,657
    Nippon Koshuha Steel Co., Ltd.............................. 18,000   24,792
    Nippon Light Metal Co., Ltd................................ 78,000  164,869
    Nippon Meat Packers, Inc................................... 13,000  180,871
  #*Nippon Metal Industry Co., Ltd............................. 10,000   12,736
    Nippon Paint Co., Ltd...................................... 11,000   89,060
    Nippon Paper Group, Inc.................................... 11,824  264,115
    Nippon Pillar Packing Co., Ltd.............................  4,000   30,535
   *Nippon Piston Ring Co., Ltd................................ 10,000   23,430
    Nippon Road Co., Ltd. (The)................................ 25,000   74,125
    Nippon Seiki Co., Ltd......................................  8,000   94,961
    Nippon Seisen Co., Ltd.....................................  6,000   34,385
    Nippon Sheet Glass Co., Ltd................................ 62,000  197,746
    Nippon Shinyaku Co., Ltd...................................  8,000  113,325
    Nippon Shokubai Co., Ltd................................... 14,000  183,128
   #Nippon Signal Co., Ltd..................................... 11,900   89,778
    Nippon Soda Co., Ltd....................................... 15,000   70,672
    Nippon Steel Corp.......................................... 25,472   85,793
    Nippon Steel Trading Co., Ltd.............................. 18,000   54,199
    Nippon Suisan Kaisha, Ltd.................................. 31,200  112,850
    Nippon Synthetic Chemical Industry Co., Ltd. (The).........  5,000   33,783
    Nippon Television Network Corp.............................    280   42,658
    Nippon Thompson Co., Ltd................................... 10,000   80,547
    Nippon Valqua Industries, Ltd.............................. 16,000   48,109
  #*Nippon Yakin Kogyo Co., Ltd................................ 16,000   47,636
    Nippon Yusen K.K........................................... 77,217  282,725
   #Nipro Corp.................................................  7,200  132,304
    Nishimatsu Construction Co., Ltd........................... 56,000   83,847
    Nishimatsuya Chain Co., Ltd................................  5,300   46,279
    Nishi-Nippon Bank, Ltd..................................... 79,000  242,916
    Nishi-Nippon Railroad Co., Ltd.............................  5,000   22,475
    Nissan Chemical Industries, Ltd............................  1,600   19,095
    Nissan Motor Co., Ltd...................................... 37,900  403,312
    Nissan Shatai Co., Ltd..................................... 11,000   90,866
    Nissei Corp................................................  5,400   48,854
    Nissen Holdings Co., Ltd...................................  7,300   43,618
   #Nissha Printing Co., Ltd...................................  3,700   66,610
    Nisshin Fudosan Co., Ltd...................................  4,700   29,295
    Nisshin Oillio Group, Ltd. (The)........................... 15,000   71,723
    Nisshin Seifun Group, Inc.................................. 12,500  159,690
    Nisshin Steel Co., Ltd..................................... 74,000  153,731
    Nisshinbo Holdings, Inc.................................... 17,000  167,344
    Nissin Corp................................................ 11,000   29,237
    Nissin Electric Co., Ltd...................................  4,000   39,398

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Nissin Foods Holdings Co., Ltd.............................  1,000 $ 38,179
    Nissin Kogyo Co., Ltd......................................  3,300   60,958
    Nissui Pharmaceutical Co., Ltd.............................  3,400   30,821
    Nitori Holdings Co., Ltd...................................    300   29,189
    Nitta Corp.................................................  5,900  119,131
    Nittetsu Mining Co., Ltd................................... 18,000   79,365
    Nitto Boseki Co., Ltd...................................... 33,000   95,481
    Nitto Kogyo Corp...........................................  7,600   88,475
    Nitto Kohki Co., Ltd.......................................  2,400   57,823
    Nitto Seiko Co., Ltd.......................................  7,000   19,769
   #Nittoc Construction Co., Ltd...............................  2,000    2,644
    NKSJ Holdings, Inc......................................... 22,200  146,483
   *Noevir Holdings Co., Ltd...................................  3,900   45,644
    NOF Corp................................................... 28,000  127,434
    Nohmi Bosai, Ltd...........................................  6,000   39,139
    NOK Corp...................................................  3,300   61,122
    Nomura Co., Ltd............................................  9,000   27,031
    Nomura Holdings, Inc....................................... 62,400  302,934
    Nomura Holdings, Inc. ADR..................................  7,820   37,927
    Nomura Real Estate Holdings, Inc...........................  7,800  142,787
    Nomura Research Institute, Ltd.............................  1,100   26,214
    Noritake Co., Ltd.......................................... 15,000   59,906
   *Noritsu Koki Co., Ltd......................................  5,600   31,212
    Noritz Corp................................................  1,700   35,089
    NS Solutions Corp..........................................  1,900   44,691
   *NS United Kaiun Kaisha, Ltd................................ 19,000   37,903
    NSD Co., Ltd...............................................  1,900   16,361
    NSK, Ltd................................................... 18,000  174,755
    NTN Corp................................................... 23,000  138,888
    NTT Data Corp..............................................      7   24,286
    NTT DoCoMo, Inc............................................     19   35,158
   #NTT DoCoMo, Inc. Sponsored ADR.............................  3,100   57,474
    Obara Corp.................................................  3,300   45,555
    Obayashi Corp.............................................. 32,000  148,060
    Obayashi Road Corp.........................................  6,000   15,550
    Obic Co., Ltd..............................................    300   58,985
    Oenon Holdings, Inc........................................ 11,000   26,520
    Ogaki Kyoritsu Bank, Ltd. (The)............................ 43,000  136,702
    Ohara, Inc.................................................  1,900   20,295
    Oiles Corp.................................................  1,080   22,621
    Oita Bank, Ltd. (The)...................................... 22,000   65,917
    Oji Paper Co., Ltd......................................... 41,000  204,975
    Okabe Co., Ltd.............................................  6,500   33,686
    Okamoto Industries, Inc.................................... 14,000   56,868
    Okamura Corp...............................................  8,000   51,719
    Okasan Securities Group, Inc............................... 34,000  122,833
   *Oki Electric Industry Co., Ltd............................. 41,000   40,865
    Okinawa Electric Power Co., Ltd............................    700   31,343
   *OKK Corp................................................... 17,000   24,431
    OKUMA Corp.................................................  5,000   52,961
    Okumura Corp............................................... 30,000  112,532
    Okura Industrial Co., Ltd..................................  5,000   17,697
    Okuwa Co., Ltd.............................................  4,000   47,322
    Omron Corp.................................................  2,400   67,243
   #Ono Pharmaceutical Co., Ltd................................  1,100   61,193
   *ONO Sokki Co., Ltd.........................................  1,000    2,916
    Onoken Co., Ltd............................................  4,800   44,562
    Onward Holdings Co., Ltd................................... 19,000  160,203
    Optex Co., Ltd.............................................  2,700   34,784
    Organo Corp................................................  7,000   51,957
    Origin Electric Co., Ltd...................................  7,000   33,573

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Osaka Organic Chemical Industry, Ltd.......................  2,300 $ 12,022
    Osaka Steel Co., Ltd.......................................  2,600   50,521
   *Osaka Titanium Technologies Co., Ltd.......................    500   32,478
   #Osaki Electric Co., Ltd....................................  7,000   73,610
    OSG Corp...................................................  6,400  102,877
    Otsuka Corp................................................    500   33,203
    Oyo Corp...................................................  2,100   21,603
    Pacific Industrial Co., Ltd................................ 15,000   81,354
   *Pacific Metals Co., Ltd.................................... 13,000   96,753
    Pack Corp. (The)...........................................  1,500   24,696
    Pal Co., Ltd...............................................  1,550   53,670
    PanaHome Corp.............................................. 12,000   85,256
    Panasonic Corp. Sponsored ADR.............................. 22,995  272,491
    Paramount Bed Co., Ltd.....................................  2,000   56,490
    Parco Co., Ltd.............................................  9,400   80,104
    Paris Miki Holdings, Inc...................................  1,800   16,386
    Park24 Co., Ltd............................................  2,100   23,769
    Pasona Group, Inc..........................................     25   23,629
   #Penta-Ocean Construction Co., Ltd.......................... 46,000  105,427
   #PGM Holdings K.K...........................................     67   37,368
   #Pigeon Corp................................................  1,400   53,753
    Pilot Corp.................................................     24   46,662
    Piolax, Inc................................................  1,700   42,037
   *Pioneer Electronic Corp.................................... 22,000  116,052
    Plenus Co., Ltd............................................  2,800   48,595
    Press Kogyo Co., Ltd....................................... 16,000   91,714
    Pressance Corp.............................................  2,600   36,259
    Prima Meat Packers, Ltd.................................... 35,000   46,783
    Pronexus, Inc..............................................  6,000   30,458
    Raito Kogyo Co., Ltd....................................... 11,300   41,177
   *Rasa Industries, Ltd.......................................  9,000   16,218
  #*Renesas Electronics Corp................................... 10,600   91,193
    Rengo Co., Ltd............................................. 27,000  178,069
   *Renown, Inc................................................ 15,900   31,151
    Resorttrust, Inc...........................................  3,300   48,091
    Rhythm Watch Co., Ltd...................................... 21,000   32,385
    Ricoh Co., Ltd............................................. 39,000  419,535
    Ricoh Leasing Co., Ltd.....................................  1,900   45,644
   *Right On Co., Ltd..........................................  3,000   16,883
    Riken Corp................................................. 15,000   73,536
    Riken Keiki Co., Ltd.......................................  6,300   55,685
    Riken Technos Corp......................................... 16,000   57,856
    Riken Vitamin Co., Ltd.....................................    100    2,794
    Ringer Hut Co., Ltd........................................  1,400   19,817
    Rinnai Corp................................................    700   54,205
   *Riso Kagaku Corp...........................................  2,600   40,439
    Riso Kyoiku Co., Ltd.......................................    540   30,997
    Rock Field Co., Ltd........................................  3,000   48,914
    Rohm Co., Ltd..............................................  6,500  378,781
    Roland Corp................................................  4,400   40,498
    Roland DG Corp.............................................  3,300   46,005
   #Round One Corp.............................................  9,600   77,274
    Royal Holdings Co., Ltd....................................  4,800   52,265
    Ryobi, Ltd................................................. 27,000  124,943
    Ryoden Trading Co., Ltd....................................  7,000   45,619
    Ryohin Keikaku Co., Ltd....................................    900   46,943
    Ryosan Co., Ltd............................................  4,500   97,498
   #Ryoyo Electro Corp.........................................  5,600   55,675
    S Foods, Inc...............................................  4,000   34,243
  #*Sagami Chain Co., Ltd......................................  3,000   18,077
    Saibu Gas Co., Ltd.........................................  7,000   18,735

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Saizeriya Co., Ltd.........................................  1,400 $ 28,588
   *Sakai Chemical Industry Co., Ltd........................... 16,000   71,633
   *Sakai Ovex Co., Ltd........................................ 20,000   32,695
    Sakata INX Corp............................................ 12,000   61,631
    Sakata Seed Corp...........................................  5,500   79,658
    Sala Corp..................................................  6,500   36,211
    San-A Co., Ltd.............................................  1,700   69,223
    San-Ai Oil Co., Ltd........................................ 14,000   78,965
    Sanden Corp................................................ 25,000  131,872
    Sangetsu Co., Ltd..........................................  2,100   53,858
    San-in Godo Bank, Ltd. (The)............................... 23,000  178,601
  #*Sanix, Inc.................................................  7,200   29,104
    Sankei Building Co., Ltd...................................  7,600   43,795
    Sanken Electric Co., Ltd................................... 18,000   97,739
    Sanki Engineering Co., Ltd................................. 15,000   86,891
   #Sanko Marketing Foods Co., Ltd.............................     33   32,643
   #Sanko Metal Industrial Co., Ltd............................  4,000   16,179
    Sankyo Co., Ltd............................................  2,900  154,874
    Sankyo Seiko Co., Ltd......................................  7,100   25,020
   *Sankyo-Tateyama Holdings, Inc.............................. 40,000   54,610
    Sankyu, Inc................................................  4,000   19,268
    Sanoh Industrial Co., Ltd.................................. 10,100   95,707
    Sanshin Electronics Co., Ltd...............................  7,400   59,032
    Santen Pharmaceutical Co., Ltd.............................    600   24,153
    Sanwa Holdings Corp........................................ 33,000  116,208
    Sanyo Chemical Industries, Ltd.............................  9,000   71,128
    Sanyo Denki Co., Ltd....................................... 12,000  110,609
    Sanyo Shokai, Ltd.......................................... 21,000   61,558
    Sanyo Special Steel Co., Ltd............................... 17,000  111,868
    Sapporo Hokuyo Holdings, Inc............................... 37,200  160,788
   *Sapporo Holdings, Ltd...................................... 19,000   79,135
    Sasebo Heavy Industries Co., Ltd........................... 16,000   29,970
    Sato Corp..................................................  4,100   53,860
    Sato Shoji Corp............................................  4,500   27,236
    Satori Electric Co., Ltd...................................  2,800   18,776
    Saxa Holdings, Inc......................................... 10,000   17,905
    SBI Holdings, Inc..........................................  2,533  248,488
    Scroll Corp................................................  6,900   23,033
    Secom Joshinetsu Co., Ltd..................................    200    6,214
    Sega Sammy Holdings, Inc...................................  4,700  101,026
    Seibu Electric Industry Co., Ltd...........................  2,000    9,091
    Seika Corp................................................. 18,000   51,054
    Seikagaku Corp.............................................  3,900   44,612
    Seiko Epson Corp...........................................  4,650   78,913
    Seiko Holdings Corp........................................  5,000   16,686
    Seiko PMC Corp.............................................    300    1,071
    Seino Holdings Co., Ltd.................................... 17,000  130,710
    Seiren Co., Ltd............................................  9,000   57,019
    Sekisui Chemical Co., Ltd.................................. 20,000  184,786
    Sekisui House, Ltd......................................... 37,440  358,360
    Sekisui Jushi Co., Ltd.....................................  7,000   73,953
    Sekisui Plastics Co., Ltd.................................. 10,000   44,734
    Senko Co., Ltd............................................. 31,000  115,419
    Senshu Electric Co., Ltd...................................    400    5,697
    Senshu Ikeda Holdings, Inc................................. 45,700   70,648
    Senshukai Co., Ltd.........................................  6,500   44,092
    Seven & I Holdings Co., Ltd................................  6,700  191,049
    Sharp Corp................................................. 20,000  184,240
   #Shibaura Mechatronics Corp.................................  4,000   13,889
    Shibusawa Warehouse Co., Ltd...............................  5,000   16,477
    Shibuya Kogyo Co., Ltd.....................................  3,200   35,270

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Shiga Bank, Ltd...........................................  27,000 $158,216
    Shikibo, Ltd..............................................  27,000   31,532
    Shikoku Bank, Ltd.........................................  25,000   79,925
    Shikoku Chemicals Corp....................................   7,000   42,275
    Shima Seiki Manufacturing Co., Ltd........................   4,100   98,385
    Shimachu Co., Ltd.........................................   6,800  169,579
    Shimadzu Corp.............................................   4,000   37,112
    Shimano, Inc..............................................     400   21,080
   #Shimizu Bank, Ltd.........................................   1,500   56,475
   #Shimizu Corp..............................................  44,000  195,023
    Shin Nippon Air Technologies Co., Ltd.....................   3,200   17,185
   #Shin Nippon Biomedical Laboratories, Ltd..................   3,600   12,271
    Shinagawa Refractories Co., Ltd...........................  20,000   63,394
   #Shindengen Electric Manufacturing Co., Ltd................  19,000   83,530
    Shin-Etsu Chemical Co., Ltd...............................     600   32,365
    Shin-Etsu Polymer Co., Ltd................................   9,600   51,252
   #Shinkawa, Ltd.............................................   5,400   38,284
    Shin-Keisei Electric Railway Co., Ltd.....................   5,000   22,595
  #*Shinko Electric Industries Co., Ltd.......................  13,100  108,427
    Shinko Plantech Co., Ltd..................................   6,000   70,445
    Shinko Shoji Co., Ltd.....................................   6,100   48,958
    Shinmaywa Industries, Ltd.................................  20,000   79,354
    Shinnihon Corp............................................   9,500   29,068
    Shinsei Bank, Ltd.........................................  77,000   97,760
    Shinsho Corp..............................................   8,000   20,978
    Shionogi & Co., Ltd.......................................   2,600   44,870
    Ship Healthcare Holdings, Inc.............................   3,000   63,302
    Shiroki Corp..............................................  19,000   71,105
    Shiseido Co., Ltd.........................................   1,700   32,575
    Shizuoka Bank, Ltd........................................  32,000  300,973
    Shizuoka Gas Co., Ltd.....................................  13,000   82,196
    Shochiku Co., Ltd.........................................   2,000   17,169
    Shoko Co., Ltd............................................  19,000   30,516
   *Showa Corp................................................   8,900   66,556
   *Showa Denko K.K...........................................  73,000  152,001
    Showa Sangyo Co., Ltd.....................................  15,000   47,560
    Showa Shell Sekiyu K.K....................................   4,400   42,362
    Simplex Holdings, Inc.....................................      21    7,949
    Sinanen Co., Ltd..........................................  11,000   48,183
    Sinfonia Technology Co., Ltd..............................  16,000   50,575
   *Sintokogio, Ltd...........................................   8,000   83,122
    SKY Perfect JSAT Holdings, Inc............................     234  102,612
    SMK Corp..................................................  17,000   68,364
    SNT Corp..................................................   6,100   31,599
   *Sodick Co., Ltd...........................................   9,700   83,831
    Sogo Medical Co., Ltd.....................................   1,100   39,347
    Sohgo Security Services Co., Ltd..........................   9,900  114,440
    Sojitz Corp............................................... 129,900  256,938
    So-net Entertainment Corp.................................       6   29,253
    Sony Corp. Sponsored ADR..................................  17,008  426,901
   *Sotetsu Holdings, Inc.....................................   9,000   26,648
    Sotoh Co., Ltd............................................   1,500   15,515
    Space Co., Ltd............................................     600    3,712
    Square Enix Holdings Co., Ltd.............................   3,200   62,229
    SRA Holdings, Inc.........................................     600    6,136
    SRI Sports, Ltd...........................................   4,600   51,103
    St. Marc Holdings Co., Ltd................................     700   27,870
    Stanley Electric Co., Ltd.................................   3,800   64,653
    Star Micronics Co., Ltd...................................   5,400   61,028
    Starzen Co., Ltd..........................................  16,000   50,014
   #Stella Chemifa Corp.......................................   1,200   36,507

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Studio Alice Co., Ltd......................................    400 $  6,828
    Sumida Corp................................................  4,600   43,985
    Sumikin Bussan Corp........................................ 25,000   62,369
    Suminoe Textile Co., Ltd...................................  9,000   18,326
    Sumisho Computer Systems Corp..............................  3,800   66,439
    Sumitomo Bakelite Co., Ltd................................. 25,000  171,142
    Sumitomo Chemical Co., Ltd................................. 35,000  177,372
    Sumitomo Corp.............................................. 19,700  277,636
    Sumitomo Densetsu Co., Ltd.................................  7,100   43,337
    Sumitomo Electric Industries, Ltd.......................... 16,000  238,854
    Sumitomo Forestry Co., Ltd................................. 17,100  162,289
    Sumitomo Heavy Industries, Ltd............................. 12,000   84,329
   *Sumitomo Light Metal Industries, Ltd....................... 16,000   17,634
   *Sumitomo Metal Industries, Ltd.............................  6,000   14,383
    Sumitomo Metal Mining Co., Ltd.............................  7,000  123,952
   *Sumitomo Mitsui Construction Co., Ltd...................... 27,400   23,180
    Sumitomo Mitsui Financial Group, Inc....................... 26,841  844,390
    Sumitomo Osaka Cement Co., Ltd............................. 68,000  196,822
    Sumitomo Pipe & Tube Co., Ltd..............................  5,000   32,760
   #Sumitomo Precision Products Co., Ltd.......................  7,000   50,402
    Sumitomo Rubber Industries, Ltd............................  1,900   24,664
    Sumitomo Seika Chemicals Co., Ltd..........................  9,000   48,586
    Sumitomo Warehouse Co., Ltd................................ 23,000  112,140
    Sunx, Ltd..................................................  9,300   63,068
    Suruga Bank, Ltd........................................... 13,000  112,842
    Suzuken Co., Ltd...........................................  8,300  208,317
   #Suzuki Motor Corp..........................................  3,000   69,483
   *SWCC Showa Holdings Co., Ltd............................... 47,000   59,667
   *SxL Corp................................................... 35,000   27,638
    Systena Corp...............................................     34   32,705
    T&D Holdings, Inc..........................................  3,150   77,074
    T. Hasegawa Co., Ltd.......................................  3,100   51,165
   #T. RAD Co., Ltd............................................ 22,000  102,796
    Tachi-S Co., Ltd...........................................  8,500  164,673
    Tact Home Co., Ltd.........................................     34   32,091
    Tadano, Ltd................................................ 19,000  115,850
    Taihei Dengyo Kaisha, Ltd..................................  3,000   20,961
    Taihei Kogyo Co., Ltd...................................... 14,000   57,600
   #Taiheiyo Cement Corp....................................... 74,000  145,796
    Taiho Kogyo Co., Ltd.......................................  5,200   53,130
    Taikisha, Ltd..............................................  5,000  101,929
  #*Taiko Bank, Ltd. (The).....................................  1,000    3,287
    Taisei Corp................................................ 95,000  226,934
   #Taisho Pharmaceutical Co., Ltd.............................  5,000  117,262
    Taiyo Nippon Sanso Corp....................................  2,000   15,602
    Taiyo Yuden Co., Ltd....................................... 13,000  163,629
    TAIYO, Ltd................................................. 10,000   20,267
  #*Takagi Securities Co., Ltd................................. 14,000   15,429
    Takamatsu Construction Group Co., Ltd......................  2,600   39,753
    Takara Holdings, Inc....................................... 22,000  121,111
   *Takara Printing Co., Ltd...................................  1,300   10,195
    Takara Standard Co., Ltd................................... 13,000   99,669
    Takasago International Corp................................ 18,000   86,902
   #Takasago Thermal Engineering Co., Ltd......................  8,000   65,954
   #Takashima & Co., Ltd....................................... 10,000   28,361
    Takashimaya Co., Ltd....................................... 29,000  215,931
    Takata Corp................................................  2,900   86,622
    Take & Give Needs Co., Ltd.................................    157   11,728
    Takeda Pharmaceutical Co., Ltd.............................  1,200   57,238
    Takihyo Co., Ltd...........................................  8,000   43,302
    Takiron Co., Ltd...........................................  5,000   18,309

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Takisawa Machine Tool Co., Ltd.............................  5,000 $  7,863
   *Takuma Co., Ltd............................................ 13,000   66,752
    Tamron Co., Ltd............................................  1,500   39,184
    Tamura Corp................................................ 20,000   61,925
   #Tatsuta Electric Wire & Cable Co., Ltd..................... 15,000   86,449
    TBK Co., Ltd............................................... 11,000   70,556
    TDK Corp...................................................  1,500   77,270
   *Teac Corp.................................................. 23,000   10,434
    Tecmo Koei Holdings Co., Ltd...............................  3,910   32,692
    Teijin, Ltd................................................ 39,000  174,240
    Teikoku Electric Manufacturing Co., Ltd....................    100    2,173
    Teikoku Piston Ring Co., Ltd...............................  3,600   45,339
    Teikoku Sen-I Co., Ltd.....................................  6,000   40,126
    Teikoku Tsushin Kogyo Co., Ltd............................. 13,000   24,744
    Tekken Corp................................................ 42,000   60,473
    Tenma Corp.................................................  2,100   21,115
    THK Co., Ltd...............................................  2,300   59,628
    TKC, Corp..................................................  2,600   57,656
    TOA Corp................................................... 37,000   65,771
    Toa Oil Co., Ltd........................................... 24,000   32,706
    TOA ROAD Corp.............................................. 10,000   21,616
   #Toagosei Co., Ltd.......................................... 36,000  198,969
    Tobu Store Co., Ltd........................................  1,000    3,315
    TOC Co., Ltd............................................... 13,500   59,760
    Tocalo Co., Ltd............................................  2,000   46,863
    Tochigi Bank, Ltd.......................................... 12,000   45,625
    Toda Corp.................................................. 33,000  125,836
   #Toda Kogyo Corp............................................  9,000   91,869
    Toei Co., Ltd.............................................. 12,000   56,915
    Toenec Corp................................................  3,000   16,415
    Toho Bank, Ltd............................................. 37,000   88,887
   #Toho Co., Ltd./Kobe........................................ 12,000   47,517
   *Toho Co., Ltd./Tokyo.......................................  2,800   48,777
    Toho Gas Co., Ltd..........................................  3,000   16,444
    Toho Holdings Co., Ltd.....................................  5,800   59,441
    Toho Real Estate Co., Ltd..................................  5,400   29,088
    Toho Zinc Co., Ltd......................................... 23,000  115,254
    Tokai Carbon Co., Ltd...................................... 30,000  169,861
    Tokai Rika Co., Ltd........................................  6,500  127,275
    Tokai Rubber Industries, Ltd...............................  6,100   88,318
    Tokai Tokyo Financial Holdings, Inc........................ 36,000  109,657
    Token Corp.................................................  2,370   89,530
    Tokio Marine Holdings, Inc................................. 12,716  374,983
    Toko Electric Corp.........................................  7,000   37,816
  #*Toko, Inc.................................................. 28,000   63,585
    Tokushu Tokai Paper Co., Ltd............................... 14,000   28,341
    Tokuyama Corp.............................................. 27,000  133,585
    Tokyo Broadcasting System, Inc.............................  6,800   86,693
   *Tokyo Dome Corp............................................ 28,000   56,325
    Tokyo Electron Device, Ltd.................................      1    2,057
    Tokyo Electron, Ltd........................................    800   43,061
    Tokyo Energy & Systems, Inc................................  5,000   25,574
   #Tokyo Individualized Educational Institute, Inc............ 11,800   23,946
    TOKYO KEIKI, Inc........................................... 11,000   18,127
   *Tokyo Kikai Seisakusho, Ltd................................ 36,000   32,763
    Tokyo Ohka Kogyo Co., Ltd..................................  6,500  145,537
    Tokyo Rakutenchi Co., Ltd..................................  7,000   24,621
   #Tokyo Rope Manufacturing Co., Ltd..........................  8,000   27,684
   #Tokyo Seimitsu Co., Ltd....................................  5,800  106,587
    Tokyo Steel Manufacturing Co., Ltd......................... 12,200  125,057
    Tokyo Tatemono Co., Ltd.................................... 53,000  216,379

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Tokyo Tatemono Real Estate Sales Co., Ltd..................  3,300 $ 10,100
    Tokyo Tekko Co., Ltd....................................... 13,000   36,748
    Tokyo Theatres Co., Inc.................................... 21,000   28,070
    Tokyo Tomin Bank, Ltd......................................  5,900   79,525
    Tokyotokeiba Co., Ltd...................................... 33,000   46,182
    Tokyu Community Corp.......................................  2,600   86,524
    Tokyu Construction Co., Ltd................................ 16,790   48,339
    Tokyu Corp.................................................  1,000    4,490
    Tokyu Land Corp............................................ 37,000  173,699
    Toli Corp..................................................  9,000   19,365
    Tomato Bank, Ltd........................................... 12,000   21,929
    Tomen Electronics Corp.....................................  2,900   37,711
   *Tomoe Engineering Co., Ltd.................................  2,200   44,302
    Tomoku Co., Ltd............................................ 22,000   60,105
    TOMONY Holdings, Inc....................................... 12,000   51,942
    Tomy Co., Ltd..............................................  6,400   56,845
    Tonami Holdings Co., Ltd................................... 11,000   25,200
   #Topcon Corp................................................ 11,800   67,056
    Toppan Forms Co., Ltd......................................  6,000   50,475
    Toppan Printing Co., Ltd................................... 34,000  268,877
    Topre Corp.................................................  6,500   71,075
    Topy Industries, Ltd....................................... 28,000   87,296
    Toridoll.corp..............................................     24   35,717
    Torigoe Co., Ltd. (The)....................................  2,100   18,643
    Torii Pharmaceutical Co., Ltd..............................  1,800   34,377
    Torishima Pump Manufacturing Co., Ltd......................  2,300   36,280
    Tosei Corp.................................................    147   44,824
    Toshiba Machine Co., Ltd................................... 20,000  122,184
    Toshiba Plant Kensetsu Co., Ltd............................  4,000   45,883
    Toshiba TEC Corp........................................... 27,000  114,488
    Tosho Printing Co., Ltd....................................  6,000   11,790
    Tosoh Corp................................................. 47,000  199,273
    Totetsu Kogyo Co., Ltd.....................................  4,000   37,173
    TOTO, Ltd..................................................  2,000   15,643
    Tottori Bank, Ltd..........................................  8,000   16,369
    Touei Housing Corp.........................................  1,600   19,085
    Towa Bank, Ltd............................................. 43,000   53,536
   #Toyo Construction Co., Ltd................................. 54,000   52,631
    Toyo Corp..................................................  5,700   63,705
    Toyo Engineering Corp...................................... 15,000   55,692
    Toyo Ink Manufacturing Co., Ltd............................ 31,000  146,575
    Toyo Kanetsu K.K........................................... 28,000   72,506
    Toyo Kohan Co., Ltd........................................ 10,000   47,689
    Toyo Securities Co., Ltd................................... 18,000   30,307
    Toyo Seikan Kaisha, Ltd....................................  9,400  164,567
    Toyo Sugar Refining Co., Ltd...............................  8,000   10,433
    Toyo Suisan Kaisha, Ltd....................................  2,000   49,475
    Toyo Tanso Co., Ltd........................................    300   15,712
    Toyo Tire & Rubber Co., Ltd................................ 24,000   66,717
    Toyo Wharf & Warehouse Co., Ltd............................ 18,000   30,176
    Toyobo Co., Ltd............................................ 73,000  112,579
   *Toyoda Gosei Co., Ltd......................................  3,400   74,238
    Toyota Auto Body Co., Ltd..................................  3,900   70,626
   #Toyota Motor Corp. Sponsored ADR........................... 11,600  950,272
    Toyota Tsusho Corp......................................... 13,900  243,314
    Trans Cosmos, Inc..........................................  3,900   45,079
    Trend Micro, Inc...........................................    500   15,648
    Trusco Nakayama Corp.......................................  3,200   66,700
    TS Tech Co., Ltd...........................................  3,300   62,991
   *TSI Holdings Co., Ltd...................................... 17,105  117,759
    Tsubakimoto Chain Co....................................... 11,000   70,633

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Tsubakimoto Kogyo Co., Ltd.................................  2,000 $  5,671
  #*Tsudakoma Corp............................................. 15,000   39,832
   #Tsugami Corp............................................... 15,000   91,296
    Tsukishima Kikai Co., Ltd..................................  7,000   62,012
    Tsukuba Bank, Ltd.......................................... 20,400   64,837
    Tsumura & Co...............................................    700   22,912
    Tsuruha Holdings, Inc......................................    800   41,167
    Tsurumi Manufacturing Co., Ltd.............................  4,000   30,894
    Tsutsumi Jewelry Co., Ltd..................................  1,300   33,050
    Tsuzuki Denki Co., Ltd.....................................  6,000   62,374
    TV Asahi Corp..............................................     14   22,549
   *TV Tokyo Holdings Corp.....................................    700    8,680
    Ube Industries, Ltd........................................  3,000   10,182
   #Ube Material Industries, Ltd............................... 18,000   67,617
    Uchida Yoko Co., Ltd....................................... 10,000   27,234
    Ulvac, Inc.................................................  5,300   97,850
    Uniden Corp................................................ 14,000   71,843
    Union Tool Co..............................................  1,100   24,555
    Unipres Corp...............................................  2,300   66,548
    United Arrows, Ltd.........................................  3,200   64,846
   *Unitika, Ltd............................................... 71,000   55,082
    Universe Co., Ltd..........................................  1,900   39,683
    UNY Co., Ltd............................................... 21,900  215,084
    U-Shin, Ltd................................................  8,600   79,652
    Ushio, Inc.................................................  1,500   28,213
    USS Co., Ltd...............................................    400   31,836
    Valor Co., Ltd.............................................  8,600  140,104
   #Vital KSK Holdings, Inc....................................  5,300   42,151
    Wacoal Corp................................................ 13,000  172,952
    Wacom Co., Ltd.............................................     12   13,565
    Warabeya Nichiyo Co., Ltd..................................  3,200   38,948
    Watabe Wedding Corp........................................  2,500   22,909
    Wood One Co., Ltd..........................................  6,000   24,221
    Xebio Co., Ltd.............................................  5,000  118,430
    Y. A. C. Co., Ltd..........................................  3,200   35,984
   *Yachiyo Bank, Ltd. (The)...................................  2,300   68,766
    Yahagi Construction Co., Ltd...............................  4,800   24,652
    Yaizu Suisankagaku Industry Co., Ltd.......................    100    1,030
    Yakult Honsha Co., Ltd.....................................    900   25,677
    Yamabiko Corp..............................................    700    8,823
    Yamada Denki Co., Ltd......................................    360   28,823
    Yamagata Bank, Ltd......................................... 23,000  110,004
    Yamaguchi Financial Group, Inc............................. 27,000  275,590
    Yamaha Corp................................................ 18,600  220,075
   *Yamaha Motor Co., Ltd......................................  8,800  170,602
   *Yamaichi Electronics Co., Ltd..............................  2,300    7,160
    Yamanashi Chuo Bank, Ltd................................... 17,000   71,766
    Yamatake Corp..............................................  2,800   63,954
    Yamatane Corp.............................................. 26,000   48,185
    Yamato Holdings Co., Ltd...................................  3,000   51,394
    Yamato Kogyo Co., Ltd......................................  4,400  131,987
    Yamazaki Baking Co., Ltd................................... 13,000  179,939
    Yamazen Co., Ltd...........................................  7,800   59,479
    Yaskawa Electric Corp......................................  7,000   77,508
    Yasuda Warehouse Co., Ltd. (The)...........................  3,400   20,273
    Yellow Hat, Ltd............................................  4,400   50,223
    Yodogawa Steel Works, Ltd.................................. 22,000   92,632
    Yokogawa Bridge Holdings Corp..............................  5,000   32,402
   *Yokogawa Electric Corp..................................... 17,500  154,603
    Yokohama Reito Co., Ltd.................................... 12,000   85,824
    Yokohama Rubber Co., Ltd................................... 28,000  169,765

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
JAPAN -- (Continued)
    Yokowo Co., Ltd........................................   5,100 $    30,503
    Yomeishu Seizo Co., Ltd................................   2,000      19,009
    Yomiuri Land Co., Ltd..................................  10,000      35,362
    Yondenko Corp..........................................   8,000      35,869
    Yonekyu Corp...........................................   3,500      27,073
    Yonex Co., Ltd.........................................   3,600      24,902
   #Yorozu Corp............................................   2,800      71,598
    Yoshinoya Holdings Co., Ltd............................      14      18,134
    Yuasa Trading Co., Ltd.................................  26,000      43,190
    Yuken Kogyo Co., Ltd...................................   7,000      19,210
   #Yukiguni Maitake Co., Ltd..............................   1,100       6,270
    Yurtec Corp............................................  14,000      63,878
    Yushin Precision Equipment Co., Ltd....................   1,000      21,914
    Yushiro Chemical Industry Co., Ltd.....................   3,800      54,500
    Zenrin Co., Ltd........................................   4,100      42,274
    Zeon Corp..............................................  10,000     108,486
    ZERIA Pharmaceutical Co., Ltd..........................   2,000      28,284
    Zuken, Inc.............................................   5,900      44,693
                                                                    -----------
TOTAL JAPAN................................................          93,096,172
                                                                    -----------
NETHERLANDS -- (2.2%)
    Aalberts Industries NV.................................  13,193     257,029
    Accell Group NV........................................   3,710      96,199
   *Aegon NV............................................... 100,804     576,878
   *Aegon NV ADR...........................................   7,400      42,254
   *AFC Ajax NV............................................      70         704
    Akzo Nobel NV..........................................  13,662     834,516
  #*AMG Advanced Metallurgical Group NV....................   3,308      55,359
   #Amsterdam Commodities NV...............................   2,169      31,022
    APERAM NV Registered Shares............................     511      14,170
   #Arcadis NV.............................................   6,043     142,451
    ArcelorMittal NV ADR...................................  10,532     328,072
   #ASM International NV...................................   3,777     107,353
    ASML Holding NV ADR....................................  11,971     426,766
    BE Semiconductor Industries NV.........................   6,151      41,807
    Beter Bed Holding NV...................................     942      23,512
    BinckBank NV...........................................  11,167     154,202
    Brunel International NV................................   1,958      81,718
    CSM NV.................................................   8,033     212,591
    Delta Lloyd NV.........................................  10,226     223,473
    Exact Holding NV.......................................   2,291      67,806
    Fugro NV...............................................   6,371     491,118
   #Grontmij NV............................................   3,945      73,340
    Heijmans NV............................................   3,105      71,278
    Heineken NV............................................   1,094      64,733
    Imtech NV..............................................   4,628     149,284
   *ING Groep NV...........................................  15,875     170,355
  #*ING Groep NV Sponsored ADR.............................  72,426     777,855
  #*Kardan NV..............................................   1,703       7,600
    KAS Bank NV............................................   1,187      16,401
   #Kendrion NV............................................   1,665      43,446
    Koninklijke Ahold NV...................................  15,949     212,368
    Koninklijke Bam Groep NV...............................  61,491     346,362
    Koninklijke Boskalis Westminster NV....................   4,559     191,793
    Koninklijke DSM NV.....................................  12,212     692,406
    Koninklijke Philips Electronics NV.....................  15,182     377,085
    Koninklijke Ten Cate NV................................   7,061     245,750
    Koninklijke Vopak NV...................................   3,612     180,272
   #Koninklijke Wessanen NV................................   9,489      41,343
   *LBi International NV...................................   8,387      19,997
    Macintosh Retail Group NV..............................   2,177      47,341

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
NETHERLANDS -- (Continued)
    Mediq NV...............................................   7,934 $   147,953
    Nutreco NV.............................................   5,131     356,757
  #*Ordina NV..............................................   9,981      38,448
   #Philips Electronics NV ADR.............................  17,136     424,459
   *PostNL NV..............................................   8,170      63,793
  #*Punch Graphix NV.......................................   5,490      22,525
    Randstad Holdings NV...................................   5,652     254,007
    Reed Elsevier NV ADR...................................   1,500      40,080
    SBM Offshore NV........................................  14,879     355,683
    Sligro Food Group NV...................................   2,779      99,163
   *SNS Reaal Groep NV.....................................  42,223     176,045
    Telegraaf Media Groep NV...............................   5,819      97,937
    TKH Group NV...........................................   3,578     103,464
   *TNT Express NV.........................................   8,170      82,764
  #*TomTom NV..............................................  20,909      98,914
    Unit 4 NV..............................................   3,876     128,589
    USG People NV..........................................  10,559     157,932
   *Wavin NV...............................................   8,724     110,479
    Wolters Kluwer NV......................................   5,973     123,847
                                                                    -----------
TOTAL NETHERLANDS..........................................          10,820,848
                                                                    -----------
NEW ZEALAND -- (0.3%)
   #Air New Zealand, Ltd................................... 114,230     117,714
    Auckland International Airport, Ltd.................... 101,170     200,719
    Contact Energy, Ltd....................................  34,915     158,903
   *Fisher & Paykel Appliances Holdings, Ltd............... 133,540      70,401
    Fisher & Paykel Healthcare Corp., Ltd..................  32,478      71,448
    Freightways, Ltd.......................................   1,524       4,556
    Hallenstein Glasson Holdings, Ltd......................     634       1,978
  #*Heartland New Zealand, Ltd............................. 106,802      56,879
    Infratil, Ltd..........................................  10,356      16,385
    Mainfreight, Ltd.......................................   7,700      71,086
    New Zealand Oil & Gas, Ltd.............................  44,026      26,184
    New Zealand Refining Co., Ltd..........................  14,184      43,535
    Nuplex Industries, Ltd.................................  19,005      45,824
   *Pike River Coal, Ltd...................................  12,312          --
    Port of Tauranga, Ltd..................................  13,029     105,154
   #Pyne Gould Corp., Ltd.................................. 106,803      32,863
    Restaurant Brands New Zealand, Ltd.....................  16,668      35,187
    Ryman Healthcare, Ltd..................................  15,947      37,873
    Sky City Entertainment Group, Ltd......................  18,790      60,717
    Sky Network Television, Ltd............................  11,206      56,827
    Telecom Corp. of New Zealand, Ltd. Sponsored ADR.......   2,313      26,391
    Tower, Ltd.............................................  21,797      29,116
   *TrustPower, Ltd........................................   8,996      56,098
    Vector, Ltd............................................   9,805      20,452
                                                                    -----------
TOTAL NEW ZEALAND..........................................           1,346,290
                                                                    -----------
NORWAY -- (1.1%)
    ABG Sundal Collier Holding ASA.........................  31,428      33,931
    Acta Holding ASA.......................................  21,755      10,814
    Aker ASA...............................................   4,406     116,375
    Aker Kvaerner ASA......................................   4,300      75,249
    Aktiv Kapital ASA......................................   3,078      18,374
   *Archer, Ltd............................................   1,593       9,205
    Atea ASA...............................................  12,465     128,150
    Austevoll Seafood ASA..................................   7,020      38,649
   *Blom ASA...............................................   1,630          60
    Bonheur ASA............................................     350       9,717
    BW Offshore, Ltd.......................................  68,273     149,808
    BWG Homes ASA..........................................  15,302      49,604

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
NORWAY -- (Continued)
    Cermaq ASA..............................................   7,456 $  104,114
   *Copeinca ASA............................................   2,400     19,526
   *Deep Sea Supply P.L.C...................................  17,544     35,587
   *Det Norske Oljeselskap ASA..............................   6,863     33,848
    DnB NOR ASA Series A....................................  46,946    682,694
   *DNO International ASA...................................  82,820     93,240
   *Dockwise, Ltd...........................................   3,104     79,591
   *DOF ASA.................................................   6,194     52,706
   *EDB ErgoGroup ASA.......................................  20,232     48,276
   *Eitzen Chemical ASA.....................................  14,172      1,305
    Ekornes ASA.............................................   2,840     61,946
   *Electromagnetic GeoServices ASA.........................  24,789     52,524
   *Eltek ASA...............................................  78,226     68,929
    Farstad Shipping ASA....................................   3,400    101,282
    Fred Olsen Energy ASA...................................     450     17,396
   #Frontline, Ltd..........................................     320      3,721
    Ganger Rolf ASA.........................................     966     24,074
    Golar LNG, Ltd. ASA (7139695)...........................   1,200     45,957
    Golar LNG, Ltd. ASA (G9456A100).........................   3,400    129,642
   #Golden Ocean Group, Ltd.................................  51,147     48,048
   *Grieg Seafood ASA.......................................  10,842     22,387
   *Hurtigruten ASA.........................................   8,971      7,674
   *Kongsberg Automotive Holding ASA........................ 195,351    136,372
    Kongsberg Gruppen ASA...................................     960     26,665
   *Kvaerner ASA............................................   4,300      9,136
    Leroey Seafood Group ASA................................     245      4,908
   #Marine Harvest ASA...................................... 149,613     86,861
   #Nordic Semiconductor ASA................................  19,109     61,107
   *Norse Energy Corp. ASA..................................  38,395      4,610
    Norsk Hydro ASA.........................................  68,217    485,604
  #*Norske Skogindustrier ASA Series A......................  37,500     55,549
    Northern Offshore, Ltd..................................   5,659     11,181
  #*Norwegian Air Shuttle ASA...............................   2,164     42,147
  #*Norwegian Energy Co. ASA................................  23,337     28,831
   *Odfjell ASA Series A....................................   3,500     29,244
   *Opera Software ASA......................................   4,000     25,654
    Orkla ASA...............................................  47,180    443,377
   *Panoro Energy ASA.......................................   3,839      4,347
   *Petroleum Geo-Services ASA..............................   9,278    150,470
   *Pronova BioPharma ASA...................................   7,500     13,935
    Prosafe ASA.............................................   2,344     17,431
  #*Renewable Energy Corp. ASA..............................  26,492     49,084
    Schibsted ASA...........................................   3,070     91,280
  #*Sevan Marine ASA........................................ 115,356     11,556
   *Siem Offshore, Inc......................................     336        656
    Solstad Offshore ASA....................................   2,300     48,380
   *Songa Offshore SE.......................................  32,338    177,992
    SpareBanken 1 SMN.......................................  15,278    136,086
    StatoilHydro ASA Sponsored ADR..........................   6,980    171,499
    Stolt-Nielsen, Ltd. ASA.................................     435     11,125
    Storebrand ASA..........................................  15,423    128,168
   *Subsea 7 SA.............................................  11,170    294,145
    Telenor ASA.............................................   3,801     63,527
    TGS Nopec Geophysical Co. ASA...........................   5,290    154,303
   #Tomra Systems ASA.......................................  13,900    125,684
    Veidekke ASA............................................   3,849     33,242
    Wilh Wilhelmsen Holding ASA.............................   1,394     38,745
                                                                     ----------
TOTAL NORWAY................................................          5,547,304
                                                                     ----------
PORTUGAL -- (0.3%)
   #Altri SGPS SA...........................................  18,855     38,815

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
PORTUGAL -- (Continued)
  #*Banco BPI SA............................................  40,747 $   54,906
  #*Banco Comercial Portugues SA............................ 436,570    201,400
   #Banco Espirito Santo SA.................................  61,637    233,257
   *Banif SGPS SA...........................................   7,050      5,450
  #*Brisa SA................................................   7,265     33,784
    Cimpor Cimentos de Portugal SA..........................   9,436     73,269
   *EDP Renovaveis SA.......................................  24,480    158,704
   #Galp Energia SGPS SA Series B...........................   1,599     36,116
  #*Impresa SGPS SA.........................................  24,471     18,608
    Jeronimo Martins SGPS SA................................   6,158    120,493
   *Martifer SGPS SA........................................   5,596      9,621
    Mota-Engil SGPS SA......................................  29,597     55,234
    Novabase SGPS SA........................................   1,834      7,083
    Portucel-Empresa Produtora de Pasta de Papel SA.........  41,416    123,088
    Portugal Telecom SA.....................................   7,231     62,346
    Redes Energeticas Nacionais SA..........................   7,924     26,106
   *Sag Gest - Solucoes Automovel Globais SGPS SA...........   5,778      4,154
    Sociedade de Investimento e Gestao SGPS SA..............   8,887     88,075
   *Sonae Industria SGPS SA.................................  27,760     45,799
   #Sonae SGPS SA........................................... 153,573    146,548
    Sonaecom SGPS SA........................................  33,412     71,937
    Teixeira Duarte SA......................................  10,457      5,565
   #Zon Multimedia Servicos de Telecomunicacoes e
     Multimedia SGPS SA.....................................  20,678     84,860
                                                                     ----------
TOTAL PORTUGAL..............................................          1,705,218
                                                                     ----------
SINGAPORE -- (1.5%)
   *Abterra, Ltd............................................  55,000     51,771
   #Allgreen Properties, Ltd................................ 159,000    209,958
    Armstrong Industrial Corp., Ltd.........................  70,000     18,882
   *Asiasons Capital, Ltd................................... 135,000     20,610
    ASL Marine Holdings, Ltd................................  74,200     37,135
    AusGroup, Ltd........................................... 245,000     74,029
    Baker Technology, Ltd................................... 127,000     38,967
    Banyan Tree Holdings, Ltd...............................  84,000     61,007
    Beng Kuang Marine, Ltd.................................. 187,000     34,105
   #BH Global Marine, Ltd...................................  46,000      8,553
    Boustead Singapore, Ltd.................................   8,000      6,903
    Breadtalk Group, Ltd....................................  23,000     11,851
   #Broadway Industrial Group, Ltd..........................  68,000     23,141
    Bukit Sembawang Estates, Ltd............................  20,000     74,643
   *Bund Center Investment, Ltd.............................  53,000      9,655
    CapitaLand, Ltd.........................................  58,500    140,662
    CapitaMalls Asia, Ltd...................................  85,000    101,208
    Cerebos Pacific, Ltd....................................   7,000     30,870
    CH Offshore, Ltd........................................  65,000     22,372
    China Aviation Oil Singapore Corp., Ltd.................  54,000     55,058
   *China Energy, Ltd....................................... 134,000     10,331
    China Sunsine Chemical Holdings, Ltd.................... 113,000     23,870
    Chip Eng Seng Corp., Ltd................................ 155,000     57,996
    City Developments, Ltd..................................  15,000    131,406
    ComfortDelGro Corp., Ltd................................  14,000     16,658
   #Cosco Corp Singapore, Ltd...............................  50,000     73,718
    Creative Technology, Ltd................................   3,750      9,025
    CSE Global, Ltd......................................... 103,000    103,073
    CWT, Ltd................................................  25,000     26,756
    DBS Group Holdings, Ltd.................................  38,180    492,018
   *Delong Holdings, Ltd....................................  33,000     10,766
    Etika International Holdings, Ltd.......................   7,000      2,221
    Eu Yan Sang International, Ltd..........................  20,000     13,289
   #Ezion Holdings, Ltd.....................................  41,000     23,265
   #Ezra Holdings, Ltd......................................  78,000     81,195

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
SINGAPORE -- (Continued)
    F.J. Benjamin Holdings, Ltd...............................  75,000 $ 23,067
    Falcon Energy Group, Ltd.................................. 160,000   43,114
   #First Resources, Ltd......................................  21,000   24,645
    Fraser & Neave, Ltd.......................................  69,000  343,439
    Freight Links Express Holdings, Ltd....................... 153,000    7,959
  #*Gallant Venture, Ltd......................................  51,000   16,708
    Golden Agri-Resources, Ltd................................ 458,000  277,007
    Goodpack, Ltd.............................................  15,000   23,505
   *GuocoLand, Ltd............................................  53,333   96,083
   *Healthway Medical Corp., Ltd.............................. 280,125   20,935
    Hiap Seng Engineering, Ltd................................  50,000   16,959
    Hi-P International, Ltd...................................  76,000   58,406
    Ho Bee Investment, Ltd....................................  36,000   41,992
   *Hong Fok Corp., Ltd.......................................  89,000   40,146
    Hong Leong Asia, Ltd......................................  28,000   50,592
    Hotel Grand Central, Ltd..................................   6,335    4,099
    Hotel Properties, Ltd.....................................  30,000   57,588
    HTL International Holdings, Ltd...........................  48,000   17,745
    Hwa Hong Corp., Ltd.......................................  21,000    8,981
    Hyflux, Ltd...............................................  34,500   56,083
   *Indofood Agri Resources, Ltd..............................  30,000   41,614
    InnoTek, Ltd..............................................  37,000   12,770
    Jardine Cycle & Carriage, Ltd.............................   1,000   40,125
   *Jaya Holdings, Ltd........................................  45,000   21,159
   *JES International Holdings, Ltd........................... 250,000   52,637
   *Jiutian Chemical Group, Ltd............................... 214,000    7,086
    Keppel Corp., Ltd.........................................   8,000   73,529
    Keppel Land, Ltd..........................................  41,390  131,471
    Keppel Telecommunications & Transportation, Ltd...........  42,000   48,402
    K-Green Trust, Ltd........................................   1,400    1,243
   *KS Energy, Ltd............................................  68,000   59,774
    M1, Ltd...................................................  11,000   23,854
   *Manhattan Resources, Ltd..................................  47,000   49,242
   *Marco Polo Marine, Ltd....................................  39,000   13,102
   #Mercator Lines Singapore, Ltd............................. 134,000   22,765
    Metro Holdings, Ltd.......................................  52,200   35,173
   #Midas Holdings, Ltd....................................... 116,000   54,759
   #Neptune Orient Lines, Ltd.................................  87,250  104,126
    NSL, Ltd..................................................  16,000   17,726
   *Oceanus Group, Ltd........................................ 141,000   23,354
   #Olam International, Ltd...................................  24,000   52,463
    Orchard Parade Holdings, Ltd..............................  46,000   65,444
    OSIM International, Ltd...................................  51,000   62,914
    Otto Marine, Ltd.......................................... 130,000   20,935
    Oversea-Chinese Banking Corp., Ltd........................  27,264  224,859
    Overseas Union Enterprise, Ltd............................  41,000   98,260
    Pan Pacific Hotels Group, Ltd.............................  31,000   49,956
    QAF, Ltd..................................................  72,563   41,327
   #Raffles Education Corp., Ltd..............................  49,850   25,627
    Raffles Medical Group, Ltd................................  12,000   24,452
    Rotary Engineering, Ltd...................................  15,000   10,194
   *S i2i, Ltd................................................ 232,000   11,041
    SATS, Ltd.................................................  43,380   90,608
    SC Global Developments, Ltd...............................  51,000   59,716
    SembCorp Industries, Ltd..................................  27,000  113,500
   #SembCorp Marine, Ltd......................................   7,000   31,299
   *Sinarmas Land, Ltd........................................ 178,000   47,853
   #Singapore Airlines, Ltd...................................  12,000  141,285
    Singapore Exchange, Ltd...................................   4,000   24,785
    Singapore Land, Ltd.......................................  22,000  127,054
    Singapore Post, Ltd.......................................  41,000   37,260

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------- ----------
SINGAPORE -- (Continued)
    Singapore Press Holdings, Ltd..........................  22,000 $   71,956
    Singapore Telecommunications, Ltd......................  71,000    197,823
    SMRT Corp., Ltd........................................  25,000     38,217
   *Stamford Land Corp., Ltd............................... 154,000     80,446
    StarHub, Ltd...........................................   8,000     18,734
    Sunningdale Tech, Ltd.................................. 143,000     16,730
    Sunvic Chemical Holdings, Ltd.......................... 152,000     84,478
    Super Group, Ltd.......................................  22,000     26,317
  #*Swiber Holdings, Ltd................................... 103,000     59,366
   *Swissco Holdings, Ltd..................................  60,000     13,009
    Tat Hong Holdings, Ltd.................................  29,000     18,805
    Tiong Woon Corp. Holding, Ltd..........................  67,000     17,397
   *Transcu Group, Ltd..................................... 383,999     15,945
   #UMS Holdings, Ltd...................................... 144,000     63,931
    United Engineers, Ltd..................................  25,000     46,245
    United Envirotech, Ltd.................................  83,000     24,121
    United Industrial Corp., Ltd........................... 103,000    243,529
    United Overseas Bank, Ltd..............................  18,045    306,051
    UOB-Kay Hian Holdings, Ltd.............................  49,000     67,899
    UOL Group, Ltd.........................................  52,000    222,504
    Venture Corp., Ltd.....................................  39,000    255,238
    WBL Corp., Ltd.........................................   6,000     16,549
    Wee Hur Holdings, Ltd..................................  75,000     19,307
    Wheelock Properties, Ltd...............................  22,000     33,849
    Wilmar International, Ltd..............................  13,000     63,598
    Wing Tai Holdings, Ltd.................................  67,000     82,200
    Yongnam Holdings, Ltd.................................. 108,000     24,564
                                                                    ----------
TOTAL SINGAPORE............................................          7,659,571
                                                                    ----------
SPAIN -- (1.7%)
   #Abengoa SA.............................................   4,872    138,041
    Abertis Infraestructuras SA............................   4,973     91,484
    Acciona SA.............................................   3,000    310,256
    Acerinox SA............................................  13,682    225,785
    Actividades de Construccion y Servicios SA.............   1,883     79,545
    Almirall SA............................................   8,510     81,000
   *Amper SA...............................................   5,383     24,789
    Antena 3 de Television SA..............................   5,451     43,209
    Banco Bilbao Vizcaya Argentaria SA.....................  24,184    253,328
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR.......  40,787    425,001
   #Banco de Sabadell SA................................... 112,480    420,512
    Banco de Sabadell SA Convertible Shares................   6,409      5,525
   *Banco de Valencia SA...................................   6,013     11,766
   #Banco Espanol de Credito SA............................   5,861     44,443
    Banco Pastor SA........................................  17,753     75,994
   #Banco Popular Espanol SA...............................  44,311    228,893
   #Banco Santander SA.....................................  76,695    807,240
   #Banco Santander SA Sponsored ADR.......................  50,731    517,964
   #Bankinter SA...........................................  39,196    241,618
   *Baron de Ley SA........................................     967     66,126
   #Bolsas y Mercados Espanoles SA.........................   4,896    140,217
    CaixaBank SA...........................................  32,638    188,510
   *CaixaBank SA Issue 11..................................     351      2,034
   #Caja de Ahorros del Mediterraneo SA....................   8,736     54,879
    Campofrio Food Group SA................................   1,520     13,414
   *Cementos Portland Valderrivas SA.......................   1,746     28,889
    Cia Espanola de Petroleos SA...........................     468     18,831
  #*Cie Automotive SA......................................  11,475     99,628
    Cintra Concesiones de Infraestructuras de Transporte
      SA...................................................  29,985    382,321
   *Codere SA..............................................     530      7,004
    Construcciones y Auxiliar de Ferrocarriles SA..........     202    113,027

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SPAIN -- (Continued)
   *Deoleo SA...............................................  35,847 $   20,783
    Dinamia Capital Privado Sociedad de Capital Riesgo SA...   1,398     13,103
   *Distribuidora Internacional de Alimentacion SA..........   1,208      5,121
    Duro Felguera SA........................................   7,224     57,756
    Ebro Foods SA...........................................   7,979    154,805
    Elecnor SA..............................................   4,468     67,462
    Enagas SA...............................................   4,664    106,259
   *Ercros SA...............................................   9,141     12,782
   #Faes Farma SA...........................................  24,504     65,377
   *Faes Farma SA Issue 11..................................   1,225      3,275
    Fersa Energias Renovables SA............................   4,378      6,551
    Fluidra SA..............................................     921      3,832
   *Fomento de Construcciones y Contratas SA................   3,371     92,483
   *Gamesa Corp Tecnologica SA..............................  26,343    192,534
    Gas Natural SDG SA......................................  19,890    399,858
    Grifols SA..............................................   2,915     63,714
    Grupo Catalana Occidente SA.............................   5,497    130,511
    Grupo Empresarial Ence SA...............................  27,374     98,309
   *Grupo Ezentis SA........................................ 105,901     35,613
    Iberpapel Gestion SA....................................     130      2,942
    Indra Sistemas SA.......................................   1,519     30,108
   *Inmobiliaria Colonial SA................................   1,264      8,544
   *Jazztel P.L.C...........................................  28,321    175,937
   *La Seda de Barcelona SA................................. 159,016     19,124
    Laboratorios Farmaceuticos Rovi SA......................   1,442     11,495
    Mapfre SA...............................................   5,709     20,234
    Mediaset Espana Comunicacion SA.........................   7,865     73,635
    Melia Hotels International SA...........................   3,757     39,085
    Miquel y Costas & Miquel SA.............................   1,261     38,785
   *Natraceutical SA........................................  16,106      6,281
  #*NH Hoteles SA...........................................  24,976    156,510
    Obrascon Huarte Lain SA.................................   2,613     83,045
    Papeles y Cartones de Europa SA.........................   7,764     43,224
    Pescanova SA............................................   1,779     76,528
  #*Promotora de Informaciones SA...........................  24,660     50,046
    Prosegur Cia de Seguridad SA............................   1,405     64,585
   *Quabit Inmobiliaria SA..................................  38,794      8,067
   *Realia Business SA......................................  39,131     82,097
    Red Electrica Corporacion SA............................   1,329     72,381
    Repsol YPF SA...........................................   2,075     65,442
    Repsol YPF SA Sponsored ADR.............................   8,150    256,399
  #*Reyal Urbis SA..........................................   2,446      2,839
    Sacyr Vallehermoso SA...................................  15,150    124,985
   *Service Point Solutions SA..............................  10,202      5,349
    Solaria Energia y Medio Ambiente SA.....................   8,257     21,439
    Tecnicas Reunidas SA....................................     999     44,047
    Telecomunicaciones y Energia SA.........................   2,844      6,371
   *Tubacex SA..............................................  24,277     78,325
   *Tubos Reunidos SA.......................................  15,910     46,488
    Unipapel SA.............................................     747     13,750
    Vidrala SA..............................................   3,818    110,352
    Viscofan SA.............................................   3,785    140,934
   *Vocento SA..............................................     845      3,362
   *Vueling Airlines SA.....................................   2,854     29,262
    Zardoya Otis SA.........................................     769     11,121
   *Zardoya Otis SA Issue 11................................      38        557
   *Zeltia SA...............................................  25,156     76,780
                                                                     ----------
TOTAL SPAIN.................................................          8,771,856
                                                                     ----------
SWEDEN -- (2.6%)
    Aarhuskarlshamn AB......................................   4,161    119,039

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
SWEDEN -- (Continued)
    Acando AB.................................................. 18,648 $ 46,828
  #*Active Biotech AB..........................................  1,997   24,984
    Addtech AB Series B........................................  1,015   27,982
    AF AB......................................................  5,738  106,487
    Alfa Laval AB..............................................  2,160   45,068
  #*Alliance Oil Co., Ltd. AB GDR..............................    877   14,812
   *Anoto Group AB............................................. 11,499    4,939
    Assa Abloy AB Series B.....................................  3,100   79,590
    Avanza Bank Holding AB.....................................  1,688   49,052
    Axfood AB..................................................  1,350   51,950
    Axis Communications AB.....................................  3,786   78,256
    B&B Tools AB...............................................  5,507   78,634
   *BE Group AB................................................  8,493   45,013
    Beijer Alma AB.............................................  1,960   39,827
   *Betsson AB.................................................  2,228   52,422
    Bilia AB Series A..........................................  5,411   89,605
    Billerud AB................................................ 17,649  159,379
   *BioInvent International AB.................................  5,547   17,031
    Biotage AB................................................. 19,463   20,644
   *Bjorn Borg AB..............................................  1,140    8,571
    Boliden AB................................................. 35,292  609,957
   *Bure Equity AB............................................. 19,350   93,317
   *Castellum AB...............................................  6,529   94,449
   *CDON Group AB..............................................  4,074   27,553
   #Clas Ohlson AB Series B....................................  2,529   33,532
   *Concentric AB..............................................  8,712   54,836
    Concordia Maritime AB Series B............................. 10,317   25,915
  #*Diamyd Medical AB..........................................  2,484    4,059
   *Duni AB....................................................  5,126   46,512
    East Capital Explorer AB...................................  6,363   69,586
    Electrolux AB Series B.....................................  8,200  154,562
    Elekta AB Series B.........................................  7,086  326,099
  #*Eniro AB...................................................  6,848   24,438
  #*Etrion Corp. AG............................................  5,406    3,865
   *Fabege AB..................................................  2,375   22,888
    G & L Beijer AB Series B...................................  1,494   59,477
    Getinge AB.................................................  3,048   82,206
    Gunnebo AB................................................. 12,288   77,961
    Hakon Invest AB............................................  8,061  114,695
    Haldex AB..................................................  8,712   48,714
  #*Haldex AB Redemption Shares................................  8,712   41,542
    Hexagon AB.................................................  6,332  128,872
    Hexpol AB..................................................  4,560  125,315
   *HIQ International AB.......................................  5,939   33,350
    Hoganas AB Series B........................................  3,934  155,085
    Holmen AB..................................................  7,833  227,925
   *HQ AB......................................................  1,073    1,019
    Hufvudstaden AB Class A....................................  2,399   26,882
    Husqvarna AB Series A......................................  1,778   10,352
   #Husqvarna AB Series B...................................... 28,029  161,886
    Industrial & Financial Systems AB Series B.................  3,767   72,395
    Intrum Justitia AB.........................................  6,733  104,313
    JM AB...................................................... 11,138  215,744
   #KappAhl AB.................................................  5,572   23,568
   *Karo Bio AB................................................ 17,374    3,449
   *Klovern AB.................................................  4,341   20,123
    KNOW IT AB.................................................  1,998   19,959
   *Kungsleden AB..............................................  2,289   21,022
    Lagercrantz Group AB Series B..............................  2,159   19,193
   #Lindab International AB.................................... 10,001  100,038
    Loomis AB.................................................. 13,766  186,296

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
SWEDEN -- (Continued)
   *Lundin Petroleum AB.......................................  11,237 $154,259
   *Meda AB Series A..........................................  31,567  389,541
   *Medivir AB................................................   1,573   31,221
    Mekonomen AB..............................................   1,728   55,907
   *Micronic Mydata AB........................................  22,549   49,425
   *Millicom International Cellular S.A. SDR..................     372   44,503
    Modern Times Group AB Series B............................   1,384   93,855
    NCC AB Series B...........................................   6,132  123,307
   *Net Entertainment NE AB...................................   2,208   23,131
  #*Net Insight AB............................................  44,491   18,834
    New Wave Group AB Series B................................   9,990   59,219
   #NIBE Industrier AB........................................   3,222   54,247
    Niscayah Group AB.........................................  53,366  152,683
   *Nobia AB..................................................  20,065  116,504
    Nolato AB Series B........................................   2,390   24,618
    Nordea Bank AB............................................  65,224  693,724
    OEM International AB Series B.............................   1,100   10,655
   *Opcon AB..................................................   1,013    1,860
   #Orc Group AB..............................................   1,183   11,731
   *Orexo AB..................................................   8,858   49,093
    Oriflame Cosmetics SA.....................................     875   39,902
   *PA Resources AB........................................... 175,408   99,205
    Peab AB Series B..........................................  16,411  108,797
   #Pricer AB.................................................  33,823   53,732
    Proffice AB...............................................   6,502   28,645
    Ratos AB..................................................  19,129  347,209
   #RaySearch Laboratories AB.................................   1,193    3,974
   *Rederi AB Transatlantic...................................   4,088   12,202
   *Rezidor Hotel Group AB....................................  18,581   95,267
  #*RNB Retail & Brands AB....................................  34,650   19,300
   #Rottneros AB..............................................  33,249   20,524
    Saab AB...................................................   6,770  147,654
  #*SAS AB....................................................  26,212   51,307
    Seco Tools AB.............................................   1,924   30,441
    Securitas AB Series B.....................................   6,946   70,704
   *Sensys Traffic AB.........................................  13,176    1,566
    Skandinaviska Enskilda Banken AB Series A.................  79,790  607,239
    Skanska AB Series B.......................................  10,040  163,271
    SKF AB Series B...........................................   2,200   57,867
   #Skistar AB................................................   1,857   30,286
    SSAB AB Series A..........................................  19,731  265,347
    SSAB AB Series B..........................................  11,483  136,058
   *Studsvik AB...............................................   1,328    9,824
    Svenska Cellulosa AB......................................   3,047   45,127
    Svenska Cellulosa AB Series B.............................  32,803  477,582
    Svenska Handelsbanken AB Series A.........................  10,598  333,660
    Swedbank AB Series A......................................  43,200  756,477
    Swedish Match AB..........................................   1,500   55,783
   *Swedish Orphan Biovitrum AB...............................  28,061  101,862
   *Systemair AB..............................................     819   12,158
   #Tele2 AB Series B.........................................  15,451  328,579
    Telefonaktiebolaget LM Ericsson AB........................  40,028  502,778
    Telefonaktiebolaget LM Ericsson AB Series A...............   2,989   36,705
    Telefonaktiebolaget LM Ericsson AB Sponsored ADR..........  21,000  262,500
    TeliaSonera AB............................................  46,073  352,330
   *TradeDoubler AB...........................................   4,911   28,297
    Trelleborg AB Series B....................................  31,377  348,137
    Vitrolife AB..............................................     850    5,641
    Volvo AB Series A.........................................   2,392   38,555
    Volvo AB Series B.........................................  12,440  200,577

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------ -----------
SWEDEN -- (Continued)
    Wihlborgs Fastigheter AB................................  2,124 $    29,822
                                                                    -----------
TOTAL SWEDEN................................................         13,308,270
                                                                    -----------
SWITZERLAND -- (5.5%)
    ABB, Ltd................................................  6,988     167,375
    ABB, Ltd. Sponsored ADR.................................  8,820     211,151
    Acino Holding AG........................................    355      37,104
    Actelion, Ltd. AG.......................................  1,250      63,467
    Adecco SA...............................................  8,085     485,846
   *Advanced Digital Broadcast Holdings SA..................    398       9,898
    AFG Arbonia-Forster Holding AG..........................  4,454     149,371
    Allreal Holding AG......................................  1,420     251,151
    Alpiq Holding AG........................................     15       5,129
    ALSO-Actebis Holding AG.................................    321      19,523
    Aryzta AG............................................... 14,609     797,824
    Ascom Holding AG........................................  8,007     109,731
    Austriamicrosystems AG..................................  2,550     145,198
   *Autoneum Holding AG.....................................    720      73,642
   #Bachem Holdings AG......................................  1,420      75,597
    Baloise Holding AG......................................  6,820     678,416
    Bank Coop AG............................................  1,479     125,052
    Bank Sarasin & Cie AG Series B..........................  2,665     112,533
    Banque Cantonale de Geneve SA...........................    110      30,508
    Banque Cantonale Vaudoise AG............................    394     250,126
    Banque Privee Edmond de Rothschild SA...................      1      28,730
    Barry Callebaut AG......................................    160     168,772
   *Basilea Pharmaceutica AG................................    236      17,353
   *Basler Kantonalbank AG..................................    551     101,153
    Belimo Holdings AG......................................     60     126,263
    Bell AG.................................................     14      35,587
    Bellevue Group AG.......................................  1,427      25,256
    Berner Kantonalbank AG..................................    306      96,730
    BKW FMB Energie AG......................................    137       8,483
   *Bobst Group AG..........................................  2,387      89,275
    Bossard Holding AG......................................    598     102,814
    Bucher Industries AG....................................  1,648     342,940
   #Burckhardt Compression Holding AG.......................    308      88,082
    Centralschweizerische Kraftwerke AG.....................     31      12,797
    Charles Voegele Holding AG..............................  2,841     142,931
    Cie Financiere Tradition SA.............................    305      38,507
  #*Clariant AG............................................. 25,538     401,552
    Coltene Holding AG......................................    124       6,613
    Compagnie Financiere Richemont SA Series A..............  1,876     121,160
    Conzzeta AG.............................................     35     104,453
    Credit Suisse Group AG.................................. 22,184     797,571
    Daetwyler Holding AG....................................  1,335     111,568
   *Dufry AG................................................  2,291     270,696
    EFG International AG....................................  7,400      81,344
    EGL AG..................................................     34      36,326
    Emmi AG.................................................    202      54,068
    EMS-Chemie Holding AG...................................    439      93,597
    Energiedienst Holding AG................................    628      39,886
    Flughafen Zuerich AG....................................    504     231,891
    Forbo Holding AG........................................    249     179,520
   #Galenica Holding AG.....................................    437     295,626
    GAM Holding AG.......................................... 36,567     567,288
   *Gategroup Holding AG....................................  1,998      79,667
    Geberit AG..............................................    739     174,386
    George Fisher AG........................................    750     397,878
    Givaudan SA.............................................    282     308,784
   #Gurit Holding AG........................................    178     119,492

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
SWITZERLAND -- (Continued)
    Helvetia Holding AG......................................    887 $  358,125
    Holcim, Ltd.............................................. 21,970  1,506,383
    Huber & Suhner AG........................................    992     61,495
   *Implenia AG..............................................  1,300     45,870
    Inficon Holding AG.......................................    241     46,706
   *Interroll Holding AG.....................................    121     55,946
    Intershop Holding AG.....................................     13      5,205
    Julius Baer Group, Ltd................................... 12,868    546,750
    Kaba Holding AG..........................................    359    148,564
   *Kardex AG................................................  1,109     25,817
    Komax Holding AG.........................................    885    104,237
    Kudelski SA..............................................  8,631    112,584
    Kuehne & Nagel International AG..........................  1,113    155,601
   *Kuoni Reisen Holding AG..................................    565    219,391
  #*LEM Holding SA...........................................     28     16,438
   #Liechtensteinische Landesbank AG.........................  1,064     95,840
   *LifeWatch AG.............................................    922      4,208
    Lindt & Spruengli AG.....................................      1     38,200
   *Logitech International SA................................ 11,683    112,190
   #Lonza Group AG...........................................  6,760    575,753
    Luzerner Kantonalbank AG.................................    279    115,933
    Metall Zug AG............................................     32    146,299
  #*Meyer Burger Technology AG...............................  9,670    339,451
   *Micronas Semiconductor Holding AG........................  8,922     67,191
    Mobilezone Holding AG....................................  2,526     30,305
    Mobimo Holding AG........................................  1,057    292,972
    Nestle SA................................................  5,474    348,702
    Nobel Biocare Holding AG.................................  3,987     76,272
    Novartis AG..............................................    552     33,839
    Novartis AG ADR.......................................... 12,100    740,520
   *OC Oerlikon Corp. AG..................................... 24,970    211,868
  #*Orascom Development Holding AG...........................  1,261     42,237
    Orell Fuessli Holding AG.................................    184     28,895
   *Panalpina Welttransport Holding AG.......................  2,305    277,124
    Partners Group Holding AG................................    501     95,214
   *Petroplus Holdings AG.................................... 17,593    241,184
    Phoenix Mecano AG........................................    168    123,723
   *Precious Woods Holding AG................................    466      8,817
   *PSP Swiss Property AG....................................  1,506    152,447
    PubliGroupe SA...........................................    379     66,940
  #*Rieters Holdings AG......................................    720    165,929
    Romande Energie Holding SA...............................     32     60,036
   *Schaffner Holding AG.....................................     31     11,611
    Schindler Holding AG.....................................    551     64,293
   *Schmolz & Bickenbach AG..................................  5,880     68,633
   *Schulthess Group AG......................................  1,676    118,081
   #Schweiter Technologies AG................................    171    115,302
    Schweizerische National-Versicherungs-Gesellschaft AG....  1,743     68,036
    SGS SA...................................................     32     62,158
   *Siegfried Holding AG.....................................    472     57,912
    Sika AG..................................................    177    414,168
    Sonova Holding AG........................................    728     68,879
    St. Galler Kantonalbank AG...............................    337    189,761
    Straumann Holding AG.....................................    149     33,936
    Sulzer AG................................................  3,071    446,219
    Swatch Group AG (7184725)................................    720    390,474
    Swatch Group AG (7184736)................................  1,768    164,599
    Swiss Life Holding AG....................................  4,157    617,255
   *Swiss Re, Ltd............................................ 23,898  1,345,430
    Swisscom AG..............................................    228    109,743
    Swisslog Holding AG...................................... 74,559     83,886

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SWITZERLAND -- (Continued)
    Swissquote Group Holding SA............................   1,088 $    50,652
    Synthes, Inc. AG.......................................   2,163     389,362
    Tamedia AG.............................................      58       8,941
    Tecan Group AG.........................................   1,172      98,914
  #*Temenos Group AG.......................................   4,813     115,669
   *Tornos Holding AG......................................   2,333      32,258
   *U-Blox AG..............................................     815      34,442
   *UBS AG.................................................  52,017     858,725
   *UBS AG ADR.............................................  34,236     564,209
   #Valiant Holding AG.....................................   1,494     236,550
    Valora Holding AG......................................     727     217,300
    Vaudoise Assurances Holding SA.........................      65      22,997
    Verwaltungs und Privat-Bank AG.........................     488      57,529
    Vetropack Holding AG...................................      11      23,257
  #*Von Roll Holding AG....................................  18,595      73,043
    Vontobel Holdings AG...................................   4,723     153,846
    VZ Holding AG..........................................     157      22,985
    Walliser Kantonalbank AG...............................      30      29,353
   #Ypsomed Holdings AG....................................   1,113      65,088
    Zehnder Group AG.......................................      58     183,935
    Zuger Kantonalbank AG..................................      19     130,823
    Zurich Financial Services AG...........................  10,024   2,383,732
                                                                    -----------
TOTAL SWITZERLAND..........................................          27,782,868
                                                                    -----------
UNITED KINGDOM -- (16.9%)
   *888 Holdings P.L.C.....................................  29,087      16,805
    A.G. Barr P.L.C........................................   2,386      49,803
    Aberdeen Asset Management P.L.C........................  87,090     314,098
    Acal P.L.C.............................................   3,887      19,340
    Admiral Group P.L.C....................................   3,611      91,596
    Aegis Group P.L.C......................................  78,495     199,133
   *Afren P.L.C............................................  97,178     222,618
    Aga Rangemaster Group P.L.C............................   9,912      17,776
    Aggreko P.L.C..........................................   4,825     152,805
   *Alterian P.L.C.........................................   4,593       6,808
    Amec P.L.C.............................................  14,181     244,491
    Amlin P.L.C............................................  64,616     426,832
    Anglo American P.L.C...................................  48,414   2,291,558
    Anglo Pacific Group P.L.C..............................  16,211      85,144
    Anite P.L.C............................................  44,555      50,536
   *Antisoma P.L.C.........................................  80,939       3,197
    Antofagasta P.L.C......................................   4,037      93,232
   *Ark Therapeutics Group P.L.C...........................  14,764       1,126
    ARM Holdings P.L.C.....................................  60,227     574,268
    Ashmore Group P.L.C....................................  23,282     153,814
    Ashtead Group P.L.C.................................... 135,222     355,640
    Associated British Foods P.L.C.........................  21,546     377,772
    Assura Group, Ltd......................................  23,540      16,611
    AstraZeneca P.L.C. Sponsored ADR.......................   2,300     111,573
   *Autonomy Corp. P.L.C...................................   5,241     144,226
    Aveva Group P.L.C......................................   5,527     154,288
   *Avis Europe P.L.C......................................   7,651      39,098
    Aviva P.L.C............................................ 128,562     837,253
    Axis-Shield P.L.C......................................   4,951      38,318
    Babcock International Group P.L.C......................  33,505     370,067
    BAE Systems P.L.C......................................  43,176     214,952
    Balfour Beatty P.L.C...................................  33,251     165,111
    Barclays P.L.C......................................... 140,947     515,215
    Barclays P.L.C. Sponsored ADR..........................   5,456      79,439
   *Barratt Developments P.L.C............................. 168,775     271,932
    BBA Aviation P.L.C.....................................  79,836     277,177

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    Beazley P.L.C...........................................  88,526 $  187,286
    Bellway P.L.C...........................................  25,756    278,411
    Berendsen P.L.C.........................................  38,043    337,171
   *Berkeley Group Holdings P.L.C. (The)....................  28,573    576,199
    BG Group P.L.C..........................................  20,534    484,119
    BHP Billiton P.L.C. ADR.................................   2,500    187,875
    Bloomsbury Publishing P.L.C.............................   1,196      2,243
    Bodycote P.L.C..........................................  51,186    323,231
    Booker Group P.L.C......................................   8,723     10,541
    Bovis Homes Group P.L.C.................................  32,817    221,541
    BP P.L.C. Sponsored ADR.................................  66,425  3,018,352
    Braemar Shipping Services P.L.C.........................   1,245      9,260
    Brewin Dolphin Holdings P.L.C...........................  35,662     86,505
    British Polythene Industries P.L.C......................   4,284     22,697
    Britvic P.L.C...........................................  10,265     58,981
    BT Group P.L.C..........................................  16,974     55,835
    BT Group P.L.C. Sponsored ADR...........................   1,762     57,917
   *BTG P.L.C...............................................  39,607    182,079
    Bunzl P.L.C.............................................  16,317    206,262
    Burberry Group P.L.C....................................  14,668    358,590
   *Bwin.Party Digital Entertainment P.L.C..................  19,992     44,191
    Cable & Wireless Communications P.L.C................... 120,990     73,435
   *Cable & Wireless Worldwide P.L.C........................ 264,160    181,074
   *Cairn Energy P.L.C......................................  24,500    148,112
    Capita Group P.L.C......................................   3,491     41,061
   *Capital & Counties Properties P.L.C.....................   1,729      5,319
   *Capital & Regional P.L.C................................  34,857     21,599
    Carillion P.L.C.........................................  61,708    370,611
    Carnival P.L.C..........................................   9,773    337,685
    Carnival P.L.C. ADR.....................................   2,604     90,098
    Carpetright P.L.C.......................................   4,645     44,925
   *Carphone Warehouse Group P.L.C..........................  30,903    209,292
    Catlin Group, Ltd.......................................  57,507    390,038
   *Centamin Egypt, Ltd.....................................  34,947     77,486
    Charter International P.L.C.............................  12,730    166,618
    Chemring Group P.L.C....................................   6,704     60,291
    Chesnara P.L.C..........................................  28,258    107,233
    Chime Communications P.L.C..............................   5,536     22,982
    Cineworld Group P.L.C...................................  19,510     59,877
    Clarkson P.L.C..........................................     893     19,239
    Close Brothers Group P.L.C..............................  24,974    306,564
    Cobham P.L.C............................................  31,402    104,671
    Collins Stewart Hawkpoint P.L.C.........................  43,337     52,543
   *Colt Group SA...........................................  47,755     95,495
    Compass Group P.L.C.....................................  18,474    173,735
    Computacenter P.L.C.....................................  32,517    261,747
   *Connaught P.L.C.........................................  17,457      4,771
    Consort Medical P.L.C...................................   6,807     62,857
    Cookson Group P.L.C.....................................  43,227    454,807
    Costain Group P.L.C.....................................   2,521      8,758
    Cranswick P.L.C.........................................   8,168     86,086
    Croda International P.L.C...............................   7,616    237,055
    CSR P.L.C...............................................  36,667    167,516
    Daily Mail & General Trust P.L.C. Series A..............  21,649    145,510
    Dairy Crest Group P.L.C.................................  30,651    188,409
    De La Rue P.L.C.........................................  10,800    137,902
    Debenhams P.L.C......................................... 278,351    303,997
    Dechra Pharmaceuticals P.L.C............................   5,204     40,179
    Development Securities P.L.C............................  16,628     59,176
    Devro P.L.C.............................................  26,558    112,580
    Dignity P.L.C...........................................   3,994     52,345

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    Diploma P.L.C...........................................  18,621 $  111,086
  #*Dixons Retail P.L.C..................................... 608,548    141,191
    Domino Printing Sciences P.L.C..........................  16,343    177,775
    Domino's Pizza UK & IRL P.L.C...........................   8,282     66,889
    Drax Group P.L.C........................................  48,084    421,564
    DS Smith P.L.C..........................................  87,621    336,876
    Dunelm Group P.L.C......................................   2,288     17,664
    E2V Technologies P.L.C..................................  11,558     22,453
   *easyJet P.L.C...........................................  28,068    168,503
    Electrocomponents P.L.C.................................  40,856    155,452
    Elementis P.L.C.........................................  92,492    247,008
   *EnQuest P.L.C...........................................  41,125     83,981
   *Enterprise Inns P.L.C................................... 107,018     97,108
    Eurasian Natural Resources Corp. P.L.C..................   8,647    109,062
    Euromoney Institutional Investor P.L.C..................   2,459     27,477
    Evolution Group P.L.C...................................  45,511     58,302
   *Exillon Energy P.L.C....................................   2,353     16,358
    Experian P.L.C..........................................   1,017     13,369
    F&C Asset Management P.L.C..............................  76,257     88,118
    Fenner P.L.C............................................  40,245    254,795
    Fiberweb P.L.C..........................................   4,026      3,936
    Fidessa Group P.L.C.....................................   1,552     47,814
    Filtrona P.L.C..........................................  26,942    150,686
   *Findel P.L.C............................................ 203,693     24,993
    Firstgroup P.L.C........................................  17,652    105,433
    Fortune Oil P.L.C.......................................  63,568     11,420
    Fuller Smith & Turner P.L.C.............................   2,649     30,638
    G4S P.L.C...............................................  66,169    297,260
    Galliford Try P.L.C.....................................  13,811    111,869
    Game Group P.L.C........................................  97,051     44,431
   *Gem Diamonds, Ltd.......................................  30,448    116,144
    Genus P.L.C.............................................   7,718    123,212
    GKN P.L.C............................................... 166,610    611,610
    Go-Ahead Group P.L.C....................................   2,662     67,792
    Greene King P.L.C.......................................  42,863    343,481
    Greggs P.L.C............................................  15,704    131,214
    Halfords Group P.L.C....................................  36,817    194,553
    Halma P.L.C.............................................  23,155    153,557
    Hampson Industries P.L.C................................  63,123     24,361
   *Hansen Transmissions International NV...................  44,074     46,638
   *Hardy Oil & Gas P.L.C...................................   8,461     31,253
    Hardy Underwriting Group P.L.C..........................   7,837     33,151
    Hargreaves Lansdown P.L.C...............................  10,452     97,632
    Hays P.L.C..............................................  32,961     48,433
    Headlam Group P.L.C.....................................  17,739     80,190
    Helical Bar P.L.C.......................................  28,938    115,960
   *Helphire P.L.C..........................................  19,432        885
    Henderson Group P.L.C...................................  82,873    216,768
    Heritage Oil P.L.C......................................   9,169     39,073
    Hikma Pharmaceuticals P.L.C.............................  15,446    172,996
    Hill & Smith Holdings P.L.C.............................  18,702    113,247
    Hiscox, Ltd.............................................  55,074    367,849
   #HMV Group P.L.C......................................... 103,481     12,553
    Hochschild Mining P.L.C.................................  15,417    120,694
    Holidaybreak P.L.C......................................  11,770     83,083
    Home Retail Group P.L.C.................................  70,998    157,821
    Homeserve P.L.C.........................................  12,650    100,114
   *Howden Joinery Group P.L.C..............................  53,121     99,309
    HSBC Holdings P.L.C. Sponsored ADR......................  70,495  3,445,091
    Hunting P.L.C...........................................  22,811    291,812
    Huntsworth P.L.C........................................  25,889     28,902

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    Hyder Consulting P.L.C..................................     977 $    7,074
    ICAP P.L.C..............................................  21,497    157,289
    IG Group Holdings P.L.C.................................  17,324    125,435
   *Imagination Technologies Group P.L.C....................   2,887     18,728
    IMI P.L.C...............................................  15,182    260,573
    Imperial Tobacco Group P.L.C............................  12,246    423,912
    Inchcape P.L.C..........................................  63,800    406,431
    Informa P.L.C...........................................  56,190    371,226
    Inmarsat P.L.C..........................................   5,053     44,719
   *Innovation Group P.L.C..................................  82,862     27,852
    Intercontinental Hotels Group P.L.C.....................   4,777     94,262
    Intercontinental Hotels Group P.L.C. ADR................   1,100     21,747
    Intermediate Capital Group P.L.C........................  61,578    267,853
   *International Consolidated Airlines Group SA............  62,588    243,049
   *International Ferro Metals, Ltd.........................  11,083      3,547
    International Personal Finance P.L.C....................  31,376    161,910
    International Power P.L.C............................... 155,255    777,096
    Interserve P.L.C........................................  39,014    212,778
    Intertek Group P.L.C....................................   1,936     60,781
    Invensys P.L.C..........................................  22,803    115,291
    Investec P.L.C..........................................  91,750    720,818
   *IP Group P.L.C..........................................  35,031     26,529
    ITE Group P.L.C.........................................   6,955     25,533
   *ITV P.L.C............................................... 269,602    308,394
    James Fisher & Sons P.L.C...............................   5,088     44,497
    Jardine Lloyd Thompson Group P.L.C......................   6,289     66,226
    JD Sports Fashion P.L.C.................................   1,054     16,586
    JD Wetherspoon P.L.C....................................  18,334    130,030
   *JJB Sports P.L.C........................................   7,500      2,902
    JKX Oil & Gas P.L.C.....................................  23,530     91,975
    John Menzies P.L.C......................................   6,307     52,606
    John Wood Group P.L.C...................................  33,995    370,867
    Johnson Matthey P.L.C...................................   7,738    257,918
   *Johnston Press P.L.C.................................... 268,553     23,243
    Kazakhmys P.L.C.........................................  20,591    452,340
    Kcom Group P.L.C........................................  53,721     71,158
    Keller Group P.L.C......................................  10,016     73,646
    Kesa Electricals P.L.C..................................  56,339    120,398
    Kier Group P.L.C........................................   5,615    122,093
    Kingfisher P.L.C........................................ 232,192    958,926
   *Kofax P.L.C.............................................   6,690     39,670
    Ladbrokes P.L.C.........................................  41,541    100,281
    Laird P.L.C.............................................  48,532    149,166
   *Lamprell P.L.C..........................................  25,646    161,301
    Lancashire Holdings, Ltd................................  25,656    293,342
    Laura Ashley Holdings P.L.C.............................  22,105      6,577
    Lavendon Group P.L.C....................................  15,132     29,662
    Legal & General Group P.L.C............................. 594,171  1,088,790
   *Lloyds Banking Group P.L.C.............................. 637,217    450,134
    Logica P.L.C............................................ 189,599    361,612
    London Stock Exchange Group P.L.C.......................  16,406    267,501
    Lonmin P.L.C............................................  15,896    329,588
    Lookers P.L.C...........................................  39,975     32,542
    Low & Bonar P.L.C.......................................  20,699     24,951
    LSL Property Services P.L.C.............................   1,287      5,993
   *Luminar Group Holdings P.L.C............................  19,024      2,184
    Man Group P.L.C......................................... 175,697    639,350
    Management Consulting Group P.L.C.......................  27,884     19,917
    Marks & Spencer Group P.L.C.............................  27,544    156,088
    Marshalls P.L.C.........................................  18,574     33,182
    Marston's P.L.C......................................... 119,984    203,453

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    McBride P.L.C...........................................  42,130 $   90,817
    Mears Group P.L.C.......................................  16,667     76,598
   *Mecom Group P.L.C.......................................  19,519     77,343
    Meggitt P.L.C........................................... 105,432    670,042
    Melrose P.L.C...........................................  68,439    400,138
    Melrose Resources P.L.C.................................  13,290     44,745
    Michael Page International P.L.C........................   7,737     63,461
    Micro Focus International P.L.C.........................   5,738     27,231
    Millennium & Copthorne Hotels P.L.C.....................  26,253    222,200
   *Misys P.L.C.............................................  24,636    159,898
   *Mitchells & Butlers P.L.C...............................  41,504    186,585
    Mitie Group P.L.C.......................................  73,516    288,665
    Mondi P.L.C.............................................  58,540    572,654
    Moneysupermarket.com Group P.L.C........................  54,769    102,470
    Morgan Crucible Co. P.L.C...............................  40,747    219,147
    Morgan Sindall P.L.C....................................   4,844     52,354
    Mothercare P.L.C........................................  14,702     97,984
   *Mouchel Group P.L.C.....................................  18,593     17,548
    N Brown Group P.L.C.....................................  32,324    150,900
    National Express Group P.L.C............................  50,768    218,294
    NCC Group P.L.C.........................................     621      7,168
    Next P.L.C..............................................   2,174     84,505
   *Northgate P.L.C.........................................  13,624     68,622
    Northumbrian Water Group P.L.C..........................  14,178    104,884
    Novae Group P.L.C.......................................   9,979     56,720
    Old Mutual P.L.C........................................ 503,063  1,043,814
    Oxford Instruments P.L.C................................   3,659     59,282
    Pace P.L.C..............................................  55,348    104,300
    PayPoint P.L.C..........................................   1,351     12,215
    Pearson P.L.C...........................................  12,174    233,608
    Pearson P.L.C. Sponsored ADR............................  21,531    410,166
   *Pendragon P.L.C.........................................  96,948     28,440
    Pennon Group P.L.C......................................  21,112    250,281
    Persimmon P.L.C.........................................  46,650    352,044
    Petrofac, Ltd...........................................   1,678     38,391
    Petropavlovsk P.L.C.....................................  10,388    135,672
    Phoenix IT Group, Ltd...................................  10,671     42,967
    Photo-Me International P.L.C............................  17,478     18,097
    Premier Farnell P.L.C...................................  15,402     48,919
   *Premier Foods P.L.C..................................... 539,095    160,408
   *Premier Oil P.L.C.......................................  22,072    146,473
    Provident Financial P.L.C...............................   6,445    117,772
    Prudential P.L.C........................................  68,348    769,884
    Prudential P.L.C. ADR...................................     800     18,016
    Psion P.L.C.............................................  17,081     21,604
   *Punch Taverns P.L.C..................................... 139,592    145,070
    PV Crystalox Solar P.L.C................................  35,503     11,342
    PZ Cussons P.L.C........................................  16,088     99,617
   *Qinetiq P.L.C........................................... 141,722    261,919
   *Quintain Estates & Development P.L.C....................  57,089     55,285
    R.E.A. Holdings P.L.C...................................   1,822     21,109
    Randgold Resources, Ltd.................................     409     37,127
    Rathbone Brothers P.L.C.................................   8,079    151,715
   *Redrow P.L.C............................................  56,905    119,940
    Reed Elsevier P.L.C.....................................   3,037     27,538
    Reed Elsevier P.L.C. ADR................................     300     10,920
    Regus P.L.C............................................. 174,874    302,969
    Renishaw P.L.C..........................................   5,590    154,158
   *Renovo Group P.L.C......................................   9,206      2,328
   *Rentokil Initial P.L.C..................................  63,191     94,886
   *Resolution, Ltd......................................... 159,651    721,787

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    Restaurant Group P.L.C..................................  16,156 $   77,475
    Rexam P.L.C.............................................  86,562    525,966
    Ricardo P.L.C...........................................   7,021     44,534
    Rightmove P.L.C.........................................   7,424    148,595
    Rio Tinto P.L.C.........................................   4,050    285,883
    Rio Tinto P.L.C. Sponsored ADR..........................   6,172    438,089
    RM P.L.C................................................   9,841     19,199
    Robert Walters P.L.C....................................  16,237     86,808
    Robert Wiseman Dairies P.L.C............................   8,666     45,885
    ROK P.L.C...............................................   2,238         --
   *Rolls-Royce Holdings P.L.C..............................  43,160    460,785
    Rotork P.L.C............................................   2,973     77,119
   *Royal Bank of Scotland Group P.L.C...................... 161,522     93,722
  #*Royal Bank of Scotland Group P.L.C. Sponsored ADR.......   6,425     74,209
    Royal Dutch Shell P.L.C. ADR............................  88,550  6,521,707
    Royal Dutch Shell P.L.C. Series B.......................   6,539    239,429
    RPC Group P.L.C.........................................  19,491    113,993
    RPS Group P.L.C.........................................  50,983    195,404
    RSA Insurance Group P.L.C............................... 370,215    796,116
    SABmiller P.L.C.........................................  11,816    441,406
    Sage Group P.L.C........................................  58,941    264,808
    Sainsbury (J.) P.L.C....................................  60,603    301,776
   *Salamander Energy P.L.C.................................  26,948    123,455
    Savills P.L.C...........................................  38,176    211,821
    Schroders P.L.C.........................................  10,034    267,083
    Schroders P.L.C. Non-Voting.............................   6,442    141,206
    Scottish & Southern Energy P.L.C........................  12,681    271,706
    SDL P.L.C...............................................  12,648    140,652
    Senior P.L.C............................................  75,073    229,063
   *Serco Group P.L.C.......................................  15,922    140,867
    Severfield-Rowen P.L.C..................................  17,212     55,864
    Severn Trent P.L.C......................................   4,142     97,013
    Shanks Group P.L.C......................................  84,701    176,199
    Shire P.L.C. ADR........................................   1,800    187,200
   *SIG P.L.C............................................... 107,159    224,505
    Smith & Nephew P.L.C....................................   3,115     32,768
    Smith & Nephew P.L.C. Sponsored ADR.....................   1,400     74,186
    Smiths Group P.L.C......................................   5,461    101,496
    Smiths News P.L.C.......................................  20,687     28,454
   *Soco International P.L.C................................  15,939     94,689
   *Southern Cross Healthcare P.L.C.........................  27,167      2,787
    Spectris P.L.C..........................................  18,022    463,632
    Speedy Hire P.L.C.......................................  63,745     31,371
    Spirax-Sarco Engineering P.L.C..........................   3,460    106,331
    Spirent Communications P.L.C............................  68,394    146,232
   *Sportech P.L.C..........................................   2,757      1,829
   *Sports Direct International P.L.C.......................  28,039    122,690
    St. Ives Group P.L.C....................................  15,536     23,413
    St. James's Place P.L.C.................................  18,272    110,572
    St. Modwen Properties P.L.C.............................  26,725     75,734
    Stagecoach Group P.L.C..................................  27,557    112,827
    Standard Chartered P.L.C................................  36,935    940,876
    Standard Life P.L.C..................................... 262,373    849,807
    Sthree P.L.C............................................   4,213     24,852
    Synergy Health P.L.C....................................  11,500    179,264
    T Clarke P.L.C..........................................   4,222      5,680
    TalkTalk Telecom Group P.L.C............................  61,807    144,362
    Tate & Lyle P.L.C.......................................  45,004    448,527
   *Taylor Wimpey P.L.C..................................... 636,049    367,190
    Ted Baker P.L.C.........................................     479      6,308
   *Telecity Group P.L.C....................................  11,774    105,798

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
UNITED KINGDOM -- (Continued)
    Tesco P.L.C...........................................  46,214 $    290,287
    Thomas Cook Group P.L.C............................... 131,861      141,467
    Thorntons P.L.C.......................................   7,868        6,776
    Travis Perkins P.L.C..................................  38,924      562,297
   *Trinity Mirror P.L.C..................................  68,201       49,173
    TT electronics P.L.C..................................  29,930       94,427
    TUI Travel P.L.C......................................  58,048      185,260
    Tullett Prebon P.L.C..................................  48,828      283,004
    Tullow Oil P.L.C......................................   5,834      117,204
   *UK Coal P.L.C.........................................  31,121       21,074
    Ultra Electronics Holdings P.L.C......................   3,375       87,034
   *Umeco P.L.C...........................................  12,972       77,759
   *Unite Group P.L.C.....................................   1,418        4,911
    United Business Media P.L.C...........................  12,884      114,120
    United Utilities Group P.L.C..........................   6,798       65,526
    UTV Media P.L.C.......................................   3,155        6,548
   *Vectura Group P.L.C...................................  65,814      110,037
    Vedanta Resources P.L.C...............................   5,868      169,653
    Victrex P.L.C.........................................   7,594      181,347
    Vitec Group P.L.C. (The)..............................   3,225       32,724
    Vodafone Group P.L.C. Sponsored ADR................... 165,738    4,657,238
    Weir Group P.L.C. (The)...............................  20,210      701,397
    WH Smith P.LC.........................................  19,644      163,374
    Whitbread P.L.C.......................................  17,575      447,926
    William Hill P.L.C....................................  67,359      254,656
    William Morrison Supermarkets P.L.C................... 110,623      526,935
    Wincanton P.L.C.......................................   8,167       14,240
   *Wolfson Microelectronics P.L.C........................  14,929       39,325
    Wolseley P.L.C........................................  25,895      768,763
    WPP P.L.C. Sponsored ADR..............................  10,822      612,417
    WS Atkins P.L.C.......................................   7,176       82,989
    WSP Group P.L.C.......................................  10,790       52,490
   *Xchanging P.L.C.......................................  36,593       59,428
    Xstrata P.L.C.........................................  77,287    1,634,349
  #*Yell Group P.L.C...................................... 386,328       43,073
                                                                   ------------
TOTAL UNITED KINGDOM......................................           85,294,508
                                                                   ------------
TOTAL COMMON STOCKS.......................................          450,664,648
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   *VDM Group, Ltd. Rights 08/16/11....................... 231,220        4,649
                                                                   ------------
BELGIUM -- (0.0%)
   *Agfa-Gevaert NV STRIP VVPR............................   7,342           21
   *Nyrstar NV STRIP VVPR.................................  11,235           65
   *Tessenderlo Chemie NV STRIP VVPR......................     383          127
                                                                   ------------
TOTAL BELGIUM.............................................                  213
                                                                   ------------
FRANCE -- (0.0%)
   *Axway Software SA Rights 07/08/11.....................     565        1,088
                                                                   ------------
HONG KONG -- (0.0%)
   *Allied Properties (H.K.), Ltd. Warrants 06/13/16...... 130,108        4,340
                                                                   ------------
IRELAND -- (0.0%)
   *Governor & Co. of the Bank of Ireland P.L.C. (The)
     Rights 07/28/11...................................... 813,560          117
                                                                   ------------
NORWAY -- (0.0%)
   *Norse Energy Corp. ASA Rights 07/02/11................   2,699           --
                                                                   ------------
SINGAPORE -- (0.0%)
   *Transcu Group, Ltd. Warrants 09/01/13.................  95,999        1,595
                                                                   ------------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
SPAIN -- (0.0%)
   *Banco Popular Espanol SA Rights 07/11/11..........      40,063 $      2,475
   *Iberdrola SA Rights 07/27/11......................      44,237        9,535
                                                                   ------------
TOTAL SPAIN...........................................                   12,010
                                                                   ------------
UNITED KINGDOM -- (0.0%)
   *IP Group P.L.C. Rights 06/20/11...................       1,366           --
   *Management Consulting Group P.L.C. Warrants
     12/31/11.........................................       1,290          455
                                                                   ------------
TOTAL UNITED KINGDOM..................................                      455
                                                                   ------------
TOTAL RIGHTS/WARRANTS.................................                   24,467
                                                                   ------------

                                                          FACE
                                                         AMOUNT      VALUE+
                                                       ----------- ------------
                                                          (000)
TEMPORARY CASH INVESTMENTS -- (0.1%)
    Repurchase Agreement, PNC Capital Markets, Inc.
      0.05%, 08/01/11 (Collateralized by $370,000
      FNMA 2.24%, 07/06/15, valued at $379,250) to
      be repurchased at $372,002 ..................... $       372      372,000

                                                         SHARES/
                                                          FACE
                                                         AMOUNT
                                                       -----------
                                                          (000)
SECURITIES LENDING COLLATERAL -- (10.7%)
(S)@DFA Short Term Investment Fund....................  53,217,185   53,217,185
   @Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.20%, 08/01/11 (Collateralized by
     $50,795,500 U.S. Treasury Note 0.750%,
     06/15/14, valued at $1,164,936)## to be
     repurchased at $1,142,112........................ $     1,142    1,142,093
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL...................               54,359,278
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $416,039,996)^^...............................             $505,420,393
                                                                   ============

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                                VALUATION INPUTS
                                  ---------------------------------------------
                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
Common Stocks
    Australia.................... $ 1,153,828 $ 29,282,759   --    $ 30,436,587
    Austria......................      87,344    2,974,017   --       3,061,361
    Belgium......................     506,928    6,320,904   --       6,827,832
    Canada.......................  50,590,205        5,416   --      50,595,621
    Denmark......................       5,918    4,598,377   --       4,604,295
    Finland......................          --    8,087,880   --       8,087,880
    France.......................   2,058,980   29,836,339   --      31,895,319
    Germany......................   2,997,149   22,958,348   --      25,955,497
    Greece.......................     114,250    3,826,240   --       3,940,490
    Hong Kong....................      42,103   12,409,291   --      12,451,394
    Indonesia....................         311           --   --             311
    Ireland......................     864,753    2,685,624   --       3,550,377
    Israel.......................     720,699    2,686,214   --       3,406,913
    Italy........................     617,941    9,899,925   --      10,517,866
    Japan........................   2,949,064   90,147,108   --      93,096,172
    Netherlands..................   2,136,420    8,684,428   --      10,820,848
    New Zealand..................      26,391    1,319,899   --       1,346,290
    Norway.......................     310,277    5,237,027   --       5,547,304
    Portugal.....................          --    1,705,218   --       1,705,218
    Singapore....................     209,958    7,449,613   --       7,659,571
    Spain........................   2,011,725    6,760,131   --       8,771,856
    Sweden.......................     511,561   12,796,709   --      13,308,270
    Switzerland..................   2,934,952   24,847,916   --      27,782,868
    United Kingdom...............  20,032,340   65,262,168   --      85,294,508
Rights/Warrants
    Australia....................          --        4,649   --           4,649
    Belgium......................         213           --   --             213
    France.......................       1,088           --   --           1,088
    Hong Kong....................       4,340           --   --           4,340
    Ireland......................          --          117   --             117
    Norway.......................          --           --   --              --
    Singapore....................          --        1,595   --           1,595
    Spain........................      12,010           --   --          12,010
    United Kingdom...............          --          455   --             455
Temporary Cash Investments.......          --      372,000   --         372,000
Securities Lending Collateral....          --   54,359,278   --      54,359,278
                                  ----------- ------------   --    ------------
TOTAL............................ $90,900,748 $414,519,645   --    $505,420,393
                                  =========== ============   ==    ============

              See accompanying Notes to Schedules of Investments.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           SCHEDULES OF INVESTMENTS

                                 JULY 31, 2011

                                  (UNAUDITED)

                          EMERGING MARKETS PORTFOLIO

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Series of
   The DFA Investment Trust Company............................. $2,516,748,639
                                                                 --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $1,271,595,105)^^.................................. $2,516,748,639
                                                                 ==============

Summary of inputs used to value the Portfolio's Master Fund's investments as of July 31, 2011 located within this report (See Security Valuation Note):

                       EMERGING MARKETS VALUE PORTFOLIO

                                                                    VALUE+
                                                                ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in Dimensional Emerging Markets Value Fund
   The DFA Investment Trust Company............................ $15,748,380,191
                                                                ---------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $12,895,590,016)^^................................ $15,748,380,191
                                                                ===============

Summary of inputs used to value the Portfolio's Master Fund's investments as of July 31, 2011 located within this report (See Security Valuation Note):

DFA INVESTMENT DIMENSIONS GROUP INC.
SCHEDULES OF INVESTMENTS

(UNAUDITED)

CONTINUED

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Small Cap Series of
  The DFA Investment Trust Company.............................. $2,141,472,223
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $1,562,137,218)^^.................................... $2,141,472,223
                                                                 ==============

Summary of inputs used to value the Portfolio's Master Fund's investments as of July 31, 2011 located within this report (See Security Valuation Note):

              See accompanying Notes to Schedules of Investments.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (84.5%)
BRAZIL -- (7.0%)
    AES Tiete SA.........................................   101,000 $ 1,465,325
    All America Latina Logistica SA......................   662,400   4,826,463
    Amil Participacoes SA................................   115,945   1,308,339
    Anhanguera Educacional Participacoes SA..............   208,790   4,018,687
    B2W Cia Global Do Varejo SA..........................   109,600   1,030,382
    Banco ABC Brasil SA..................................   100,900     683,142
    Banco Bradesco SA.................................... 1,132,906  18,138,476
    Banco Daycoval SA....................................    70,594     389,192
    Banco do Brasil SA...................................   956,221  16,148,195
    Banco Industrial e Comercial SA......................   117,750     714,465
   *Banco Panamericano SA................................    53,400     206,252
    Banco Pine SA........................................    63,600     424,451
    Banco Santander Brasil SA ADR........................ 1,261,963  11,711,017
    Banco Sofisa SA......................................    85,800     204,147
    Bematech SA..........................................    48,200     162,858
   *BHG SA - Brazil Hospitality Group....................     1,000      12,716
    BM&F Bovespa SA...................................... 3,246,623  19,092,241
   *Bombril SA...........................................     8,400      53,081
    BR Malls Participacoes SA............................   629,771   7,228,245
    Brasil Brokers Participacoes SA......................   312,323   1,425,829
   *Brasil Ecodiesel Industria e Comercio de
     Biocombustiveis e Oleos Vegetais SA................. 2,754,285   1,243,189
    Brasil Telecom SA....................................    89,700     879,157
   #Brasil Telecom SA ADR................................    39,477     379,769
    BRF - Brasil Foods SA................................   266,506   5,035,062
   #BRF - Brasil Foods SA ADR............................   725,421  14,007,880
    Brookfield Incorporacoes SA..........................   618,990   2,742,020
    Camargo Correa Desenvolvimento Imobiliario SA........    66,110     195,664
    CCR SA...............................................   147,100   4,403,942
    Centrais Eletricas Brasileiras SA....................    93,000   1,109,991
    Centrais Eletricas Brasileiras SA ADR................    87,809   1,346,990
   #Centrais Eletricas Brasileiras SA Sponsored ADR......   145,146   1,750,461
    CETIP SA.............................................   245,465   4,162,704
    Cia de Gas de Sao Paulo SA...........................    38,800     970,719
   #Cia de Saneamento Basico do Estado de Sao Paulo ADR..    81,700   4,876,673
    Cia de Saneamento de Minas Gerais-Copasa SA..........   118,100   2,467,318
    Cia de Saneamento do Parana SA.......................    58,300     175,932
    Cia Energetica de Minas Gerais SA....................    58,650     906,875
    Cia Energetica de Sao Paulo SA.......................   225,000   4,641,165
    Cia Hering SA........................................   173,752   3,693,848
    Cia Providencia Industria e Comercio SA..............    11,800      44,435
    Cia Siderurgica Nacional SA..........................    84,000     879,621
    Cia Siderurgica Nacional SA Sponsored ADR............   611,945   6,498,856
   *Cielo SA.............................................   164,934   4,598,605
    Cosan SA Industria e Comercio........................   248,206   3,805,873
    CPFL Energia SA......................................    69,800     993,317
   #CPFL Energia SA ADR..................................    39,978   1,154,964
    CR2 Empreendimentos Imobiliarios SA..................    27,200     115,405
    Cremer SA............................................    53,100     485,513
   *CSU Cardsystem SA....................................    27,000      83,219
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes......................................   582,800   5,693,278
   *Diagnosticos Da America SA...........................   312,512   3,858,919
   *Direcional Engenharia SA.............................    52,900     354,747
    Drogasil SA..........................................   160,280   1,291,872
    Duratex SA...........................................   456,486   3,382,032
   *EcoRodovias Infraestrutura e Logistica SA............   224,600   1,888,502
    Embraer SA...........................................   199,200   1,446,298
    Embraer SA ADR.......................................   274,556   8,104,893
    Energias do Brazil SA................................   105,140   2,622,314

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
BRAZIL -- (Continued)
    Equatorial Energia SA................................   100,700 $   743,473
    Estacio Participacoes SA.............................    87,900   1,088,796
    Eternit SA...........................................   202,318   1,159,756
    Even Construtora e Incorporadora SA..................   399,374   1,944,272
    EZ Tec Empreendimentos e Participacoes SA............    97,100     934,154
    Fertilizantes Fosfatados SA..........................   134,900   2,076,321
   *Fertilizantes Heringer SA............................    55,500     339,259
    Fibria Celulose SA...................................    51,196     608,073
    Fibria Celulose SA Sponsored ADR.....................   308,492   3,689,564
   *Fleury SA............................................    74,350   1,028,824
    Gafisa SA............................................   168,400     814,392
   #Gafisa SA ADR........................................   376,300   3,601,191
   *General Shopping Brasil SA...........................    72,600     549,585
    Gerdau SA............................................   547,682   4,206,011
   #Gol Linhas Aereas Inteligentes SA ADR................   128,100     994,056
    Grendene SA..........................................   198,900   1,128,620
    Guararapes Confeccoes SA.............................    12,500     644,808
    Helbor Empreendimentos SA............................    78,050   1,026,172
    Hypermarcas SA.......................................   503,851   3,814,173
   *IdeiasNet SA.........................................   116,543     224,692
    Iguatemi Empresa de Shopping Centers SA..............    64,800   1,429,415
    Industrias Romi SA...................................    57,300     236,833
    Inepar SA Industria e Construcoes....................    21,595      67,395
    Iochpe-Maxion SA.....................................   101,000   1,312,932
    Itau Unibanco Holding SA.............................   207,807   3,694,257
   *JBS SA...............................................   928,246   2,759,270
    JHSF Participacoes SA................................   244,363     699,598
    Joao Fortes Engenharia SA............................    10,500      66,351
   *Kepler Weber SA...................................... 2,379,300     429,573
   *Kroton Educacional SA................................    67,500     831,318
    Light SA.............................................   109,800   1,992,309
   *LLX Logistica SA.....................................   433,350   1,218,304
    Localiza Rent a Car SA...............................   163,700   2,638,875
   *Log-in Logistica Intermodal SA.......................    73,800     352,618
    Lojas Americanas SA..................................   127,095   1,008,006
    Lojas Renner SA......................................   126,600   4,502,041
    LPS Brasil Consultoria de Imoveis SA.................    49,900   1,094,624
   *Lupatech SA..........................................    44,700     324,258
    M. Dias Branco SA....................................    95,884   2,377,856
   *Magnesita Refratarios SA.............................   142,400     576,633
   *Mahle-Metal Leve SA Industria e Comercio.............     9,066     240,907
    Marfrig Alimentos SA.................................   351,947   3,447,190
    Marisa Lojas SA......................................    74,411   1,046,461
    Metalfrio Solutions SA...............................    35,021     225,818
    Minerva SA...........................................   105,330     370,151
   *MMX Mineracao e Metalicos SA.........................   346,655   1,828,441
   *MPX Energia SA.......................................    63,760   1,512,956
    MRV Engenharia e Participacoes SA....................   416,680   3,065,621
    Multiplan Empreendimentos Imobiliarios SA............   153,104   3,366,442
    Natura Cosmeticos SA.................................   105,700   2,392,963
    Obrascon Huarte Lain Brasil SA.......................    42,400   1,749,750
    OdontoPrev SA........................................   118,800   2,006,237
   *OGX Petroleo e Gas Participacoes SA..................   372,369   3,104,576
   *OSX Brasil SA........................................     4,400   1,049,747
    Parana Banco SA......................................    14,300     104,194
    Paranapanema SA......................................   238,835     800,814
    PDG Realty SA Empreendimentos e Participacoes........ 1,970,811  10,369,680
    Petroleo Brasileiro SA ADR........................... 1,605,567  54,541,111
   *Plascar Participacoes Industriais SA.................   165,400     229,300
    Porto Seguro SA......................................   204,240   2,864,378
   *PortX Operacoes Portuarias SA........................   121,800     270,169

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
BRAZIL -- (Continued)
    Positivo Informatica SA...........................      41,800 $    161,718
    Profarma Distribuidora de Produtos Farmaceuticos
      SA..............................................       6,500       60,354
    Redecard SA.......................................     343,370    5,955,865
    Redentor Energia SA...............................      15,900       72,177
   *Restoque Comercio e Confeccoes de Roupas SA.......      45,971      604,706
    Rodobens Negocios Imobiliarios SA.................      39,400      325,698
    Rossi Residencial SA..............................     426,540    3,204,173
    Santos Brasil Participacoes SA....................      71,844    1,243,841
   *Sao Carlos Empreendimentos e Participacoes SA.....       8,800      123,132
    Sao Martinho SA...................................      99,596    1,430,828
    SLC Agricola SA...................................     103,553    1,133,117
    Souza Cruz SA.....................................     280,000    3,350,937
   *Springs Global Participacoes SA...................     129,200      330,737
    Sul America SA....................................     357,860    4,100,443
   #TAM SA Sponsored ADR..............................      20,300      395,241
    Tecnisa SA........................................     230,295    1,722,553
    Tegma Gestao Logistica SA.........................      41,700      648,550
    Tele Norte Leste Participacoes SA.................      95,600    1,441,228
    Telecomunicacoes de Sao Paulo SA..................      75,991    2,079,539
   *Tempo Participacoes SA............................     161,300      394,188
   *Tereos Internacional SA...........................      44,200       80,656
    Terna Participacoes SA............................      14,500      306,110
    Tim Participacoes SA..............................     202,900    1,187,950
    Totvs SA..........................................     147,350    2,555,834
    Tractebel Energia SA..............................     131,600    2,219,851
    Trisul SA.........................................      22,385       57,447
    Triunfo Participacoes e Investimentos SA..........      50,100      321,110
    Universo Online SA................................      56,900      645,736
    Usinas Siderurgicas de Minas Gerais SA............     258,044    3,520,786
    Vale SA Sponsored ADR.............................   1,207,490   39,170,976
    Valid Solucoes e Servicos de Seguranca em Meios
      de Pagamento e Identificacao SA.................      67,110      830,842
   *Viver Incorporadora e Construtora SA..............     287,860      428,769
    WEG Industrias SA.................................     474,185    5,136,737
                                                                   ------------
TOTAL BRAZIL..........................................              429,592,918
                                                                   ------------
CHILE -- (1.8%)
    AES Gener SA......................................   2,991,475    1,785,077
   *Aguas Andinas SA Series A.........................   3,283,470    1,887,547
    Banco de Chile SA.................................   8,397,692    1,202,293
   #Banco de Chile SA Series F ADR....................      38,104    3,283,803
    Banco de Credito e Inversiones SA Series A........      72,720    4,498,308
    Banco Santander Chile SA..........................     988,793       88,505
   #Banco Santander Chile SA ADR......................      30,181    2,806,229
    Banmedica SA......................................     311,480      582,117
    Besalco SA........................................     520,957      859,721
    CAP SA............................................     103,668    4,758,531
    Cementos Bio-Bio SA...............................     180,149      306,942
    Cencosud SA.......................................   1,366,292    9,004,088
    Cia Cervecerias Unidas SA.........................      68,962      776,294
    Cia Cervecerias Unidas SA ADR.....................      40,662    2,307,975
    Cia General de Electricidad SA....................     232,798    1,297,512
    Cia Sud Americana de Vapores SA...................   2,364,274    1,395,361
    Cintac SA.........................................     149,288      101,816
    Clinica LAS Condes SA.............................          39        3,666
    Colbun SA.........................................  10,025,296    2,671,221
    Corpbanca SA...................................... 180,611,283    2,743,712
   #Corpbanca SA ADR..................................       5,000      110,000
    Cristalerias de Chile SA..........................      58,676      718,220
   *E.CL SA...........................................     550,055    1,460,802
    Embotelladora Andina SA Series B..................     132,175      578,132
   #Embotelladora Andina SA Series B ADR..............      19,429      518,754

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
CHILE -- (Continued)
    Empresa Electrica Pilmaiquen SA....................     30,933 $    121,704
    Empresa Nacional de Electricidad SA................    928,332    1,655,779
   #Empresa Nacional de Electricidad SA Sponsored ADR..     96,755    5,190,906
    Empresas CMPC SA...................................    191,560    9,177,713
    Empresas Copec SA..................................    535,196    9,475,601
    Empresas Hites SA..................................    258,760      269,224
    Empresas Iansa SA..................................  7,964,024      783,521
    Empresas La Polar SA...............................    521,714      581,583
    Enersis SA.........................................  1,676,555      732,920
   #Enersis SA Sponsored ADR...........................    289,008    6,297,484
    ENTEL Chile SA.....................................    234,521    4,731,429
    Forus SA...........................................    120,692      348,226
    Gasco SA...........................................     24,536      166,255
    Grupo Security SA..................................    247,817      102,919
    Industrias Forestales SA...........................     54,906       17,402
    Inversiones Aguas Metropolitanas SA................  1,201,449    1,880,301
   *Invertec Pesquera Mar de Chiloe SA.................    185,642       75,681
    Lan Airlines SA....................................     42,299    1,112,718
   #Lan Airlines SA Sponsored ADR......................    113,725    2,977,320
   *Madeco SA.......................................... 20,105,860      966,839
    Masisa SA..........................................  6,969,833      883,607
   *Molibdenos y Metales SA............................     41,289      758,093
    Multiexport Foods SA...............................  1,263,821      439,230
    Parque Arauco SA...................................    774,974    1,609,236
    PAZ Corp. SA.......................................    493,755      361,655
    Ripley Corp. SA....................................  1,069,427    1,255,262
    S.A.C.I. Falabella SA..............................    216,615    2,104,125
    Salfacorp SA.......................................    307,356    1,088,343
    Sigdo Koppers SA...................................    685,096    1,270,011
    Sociedad Quimica y Minera de Chile SA Series B.....     11,313      726,999
    Sociedad Quimica y Minera de Chile SA Sponsored
      ADR..............................................     59,200    3,807,744
    Socovesa SA........................................  1,079,219      603,891
    Sonda SA...........................................    684,505    1,810,385
    Soquimic Comercial SA..............................    134,454       52,165
    Vina Concha Y Toro SA..............................  1,006,050    2,289,396
   #Vina Concha Y Toro SA Sponsored ADR................      8,678      393,547
    Vina San Pedro Tarapaca SA......................... 16,383,152      140,376
                                                                   ------------
TOTAL CHILE............................................             112,006,216
                                                                   ------------
CHINA -- (13.0%)
  #*361 Degrees International, Ltd.....................  1,514,000      795,923
   *A8 Digital Music Holdings, Ltd.....................    526,000       82,162
   #Agile Property Holdings, Ltd.......................  2,069,525    3,334,421
    Air China, Ltd.....................................  2,002,000    2,112,625
   #Ajisen China Holdings, Ltd.........................    395,000      778,104
   #Alibaba.com, Ltd...................................  1,043,000    1,451,574
   #Aluminum Corp. of China, Ltd.......................     30,000       25,628
   #Aluminum Corp. of China, Ltd. ADR..................    210,100    4,487,736
    AMVIG Holdings, Ltd................................    806,000      496,339
   #Angang Steel Co., Ltd..............................  1,975,160    2,039,403
    Anhui Conch Cement Co., Ltd........................  1,034,500    4,833,177
    Anhui Expressway Co., Ltd..........................    750,000      504,747
    Anhui Tianda Oil Pipe Co., Ltd.....................    524,130      161,422
   #Anta Sports Products, Ltd..........................    739,000    1,114,010
   #Anton Oilfield Services Group......................  1,794,000      347,230
   *Anxin-China Holdings, Ltd..........................  2,477,000      651,248
   #Asia Cement China Holdings Corp....................    882,500      779,761
   *Asia Energy Logistics Group, Ltd...................  9,340,000      167,555
    Asian Citrus Holdings, Ltd.........................    669,000      578,263
   *AVIC International Holding HK, Ltd.................  5,382,000      255,761
    AviChina Industry & Technology Co., Ltd. Series H..  3,121,212    1,824,751

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    Bank of China, Ltd.................................. 57,693,702 $26,554,932
    Bank of Communications Co., Ltd.....................  6,710,618   5,858,138
    Baoye Group Co., Ltd................................    363,440     241,071
  #*BaWang International Group Holding, Ltd.............  1,704,000     279,518
    BBMG Corp. Series H.................................  1,234,202   1,782,691
  #*Beijing Capital International Airport Co., Ltd......  3,956,000   1,856,744
    Beijing Capital Land, Ltd...........................  1,750,000     560,017
   *Beijing Development HK, Ltd.........................    422,000      68,175
    Beijing Enterprises Holdings, Ltd...................    936,028   4,725,765
  #*Beijing Enterprises Water Group, Ltd................  3,822,469   1,034,974
    Beijing Jingkelong Co., Ltd.........................    389,512     489,543
   #Beijing North Star Co., Ltd. Series H...............  1,446,000     346,721
   *Beijing Properties Holdings, Ltd....................  2,414,967     207,631
    Belle International Holdings, Ltd...................  2,317,114   5,057,655
   #Bosideng International Holdings, Ltd................  6,464,157   1,893,026
  #*Brilliance China Automotive Holdings, Ltd...........  3,386,000   4,328,973
  #*BYD Co., Ltd........................................    753,300   2,496,613
   *BYD Electronic International Co., Ltd...............  1,508,647     537,118
    C C Land Holdings, Ltd..............................  2,608,961     977,830
   #C.P. Pokphand Co., Ltd..............................  5,557,658     590,992
   *Catic Shenzhen Holdings, Ltd........................    160,000      74,227
    Central China Real Estate, Ltd......................  1,320,074     365,655
   #Centron Telecom International Holdings, Ltd.........    599,594     108,175
   #Chaoda Modern Agriculture Holdings, Ltd.............  5,616,910   2,248,600
   #China Aerospace International Holdings, Ltd.........  3,692,600     378,348
   #China Agri-Industries Holdings, Ltd.................  2,900,000   3,251,695
    China Aoyuan Property Group, Ltd....................  1,920,000     337,201
    China Automation Group, Ltd.........................    838,000     449,340
    China BlueChemical, Ltd.............................  2,925,122   2,279,399
    China Chengtong Development Group, Ltd..............  2,466,000     150,057
  #*China Citic Bank Corp., Ltd.........................  9,809,607   5,995,645
    China Coal Energy Co., Ltd..........................  5,219,168   7,494,995
    China Communications Construction Co., Ltd..........  6,306,387   5,373,381
    China Communications Services Corp., Ltd............  3,435,773   1,719,908
    China Construction Bank Corp........................ 42,990,302  34,649,234
   #China COSCO Holdings Co., Ltd.......................  3,869,000   2,706,093
   *China Daye Non-Ferrous Metals Mining, Ltd...........    682,000      46,295
   #China Dongxiang Group Co., Ltd......................  5,733,235   1,304,405
  #*China Eastern Airlines Corp., Ltd...................  1,464,000     733,726
   *China Energine International Holdings, Ltd..........  2,498,000     145,617
    China Everbright International, Ltd.................  2,929,000   1,113,368
    China Everbright, Ltd...............................  1,806,896   3,238,818
   #China Foods, Ltd....................................  1,250,000   1,089,769
    China Gas Holdings, Ltd.............................  3,248,000   1,213,115
   #China Glass Holdings, Ltd...........................    720,000     216,749
   *China Grand Forestry Green Resources Group, Ltd..... 15,910,000     291,917
   #China Green Holdings, Ltd...........................    966,000     534,705
    China Haidian Holdings, Ltd.........................  2,884,000     399,484
  #*China High Precision Automation Group, Ltd..........    925,000     641,705
   #China High Speed Transmission Equipment Group Co.,
     Ltd................................................  2,168,585   1,683,612
   #China Huiyuan Juice Group, Ltd......................    948,000     522,047
    China Life Insurance Co., Ltd.......................  2,313,000   7,713,947
   #China Life Insurance Co., Ltd. ADR..................    292,748  14,649,110
   #China Lilang, Ltd...................................    419,000     576,030
    China Longyuan Power Group Corp.....................  1,958,000   1,696,922
   #China Lumena New Materials Corp.....................  1,828,000     645,498
   *China Medical System Holdings, Ltd..................    452,000     435,209
    China Mengniu Dairy Co., Ltd........................  1,260,000   4,362,302
   #China Merchants Bank Co., Ltd.......................  4,562,063  10,824,188
    China Merchants Holdings International Co., Ltd.....  1,701,236   6,050,034
   #China Metal Recycling Holdings, Ltd.................    902,733   1,210,409

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
   *China Mining Resources Group, Ltd................... 16,984,000 $   404,403
   #China Minsheng Banking Corp., Ltd. Series H.........  5,873,000   5,172,856
   #China Mobile, Ltd. Sponsored ADR....................  1,078,051  53,719,281
   #China Molybdenum Co., Ltd...........................  1,773,000   1,386,965
   #China National Building Material Co., Ltd...........  4,168,000   8,362,596
    China National Materials Co., Ltd...................  1,923,000   1,417,428
    China Nickel Resources Holding Co., Ltd.............    964,000     113,723
   *China Oil & Gas Group, Ltd..........................  6,360,000     562,486
    China Oilfield Services, Ltd........................  1,336,000   2,340,255
    China Overseas Land & Investment, Ltd...............  4,758,033  10,605,407
   #China Pacific Insurance Group Co., Ltd..............  1,619,265   6,135,099
    China Petroleum & Chemical Corp.....................    592,000     586,417
    China Petroleum & Chemical Corp. ADR................    141,646  14,024,370
   #China Pharmaceutical Group, Ltd.....................  1,512,000     685,853
   #China Power International Development, Ltd..........  2,769,000     687,957
  #*China Power New Energy Development Co., Ltd.........  6,580,000     392,733
  #*China Precious Metal Resources Holdings Co., Ltd....  4,497,682     921,771
  #*China Properties Group, Ltd.........................  1,130,000     368,743
  #*China Qinfa Group, Ltd..............................    534,000     232,645
    China Railway Construction Corp., Ltd...............  2,801,687   1,706,533
    China Railway Group, Ltd............................  2,904,000   1,087,039
   *China Rare Earth Holdings, Ltd......................  2,018,000     652,692
   *China Renewable Energy Investment, Ltd..............     28,260       2,124
    China Resources Cement Holdings, Ltd................  2,054,000   1,967,447
   #China Resources Enterprise, Ltd.....................  1,730,000   7,511,436
   #China Resources Gas Group, Ltd......................    904,000   1,333,350
   #China Resources Land, Ltd...........................  3,146,681   6,171,853
    China Resources Microelectronics, Ltd...............  5,725,000     333,816
    China Resources Power Holdings Co., Ltd.............  1,658,000   3,228,179
   #China SCE Property Holdings, Ltd....................    347,000      88,575
   *China Seven Star Shopping, Ltd......................  5,180,000      39,857
    China Shanshui Cement Group, Ltd....................  2,471,645   2,978,623
    China Shenhua Energy Co., Ltd. Series H.............  2,579,000  12,947,888
   #China Shineway Pharmaceutical Group, Ltd............    548,000     922,580
  #*China Shipping Container Lines Co., Ltd.............  6,161,300   1,753,453
    China Shipping Development Co., Ltd.................  2,358,000   1,838,980
   #China Singyes Solar Technologies Holdings, Ltd......    522,000     432,054
  #*China South City Holdings, Ltd......................  2,988,000     490,055
  #*China Southern Airlines Co., Ltd. ADR...............     36,200   1,176,138
    China Starch Holdings, Ltd..........................  4,050,000     205,207
   #China State Construction International Holdings,
     Ltd................................................  1,883,520   1,886,534
    China Sunshine Paper Holdings Co., Ltd..............    399,000      93,401
   *China Taiping Insurance Holdings Co., Ltd...........  1,122,200   2,577,886
   #China Telecom Corp., Ltd. ADR.......................    128,021   8,423,782
    China Travel International Investment Hong Kong,
      Ltd...............................................  5,395,892   1,120,534
    China Unicom Hong Kong, Ltd.........................     42,000      83,892
    China Unicom Hong Kong, Ltd. ADR....................    884,817  17,714,036
  #*China Vanadium Titano - Magnetite Mining Co., Ltd...  1,532,000     547,543
  #*China Water Affairs Group, Ltd......................  1,812,000     594,873
    China Wireless Technologies, Ltd....................  2,541,168     542,844
   #China Yurun Food Group, Ltd.........................  1,549,000   4,861,715
    China Zenith Chemical Group, Ltd....................    228,992      18,219
   #China Zhongwang Holdings, Ltd.......................  3,345,979   1,591,912
   *Chinasoft International, Ltd........................    810,000     288,356
   *Chinese People Holdings Co., Ltd....................  1,058,000      30,763
  #*Chongqing Iron & Steel Co., Ltd.....................    980,000     210,913
    Chongqing Machinery & Electric Co., Ltd.............  1,607,962     472,016
    Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd.....................................    610,000     251,901
   *CIMC Enric Holdings, Ltd............................    352,000     150,905
  #*Citic 21CN Co., Ltd.................................  2,470,000     269,154
    CITIC Pacific, Ltd..................................  1,842,567   3,979,714

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
  #*CITIC Resources Holdings, Ltd.......................  5,016,000 $   925,187
   *Clear Media, Ltd....................................    123,000      59,904
   *CNNC International, Ltd.............................    222,898     102,853
    CNOOC, Ltd. ADR.....................................    116,476  25,893,780
   *Coastal Greenland, Ltd..............................  1,946,000     106,104
    Comba Telecom Systems Holdings, Ltd.................  1,077,573     988,279
  #*Comtec Solar Systems Group, Ltd.....................    900,000     321,417
   #COSCO International Holdings, Ltd...................  1,276,000     685,132
    COSCO Pacific, Ltd..................................  2,975,686   4,813,246
  #*Coslight Technology International Group, Ltd........    186,000      80,740
   #Country Garden Holdings Co..........................  8,276,099   4,238,423
    CPMC Holdings, Ltd..................................    314,000     167,271
   #CSR Corp., Ltd......................................  1,055,324     764,213
    Dachan Food Asia, Ltd...............................    545,087     131,073
    Dalian Port (PDA) Co., Ltd..........................  1,840,000     560,328
    Daphne International Holdings, Ltd..................  1,176,000   1,264,286
   #Datang International Power Generation Co., Ltd......  3,146,000   1,029,203
    Dawnrays Pharmaceutical Holdings, Ltd...............    649,491     239,537
   #Digital China Holdings, Ltd.........................  1,178,000   2,006,466
   #Dongfang Electric Co., Ltd..........................    257,000     930,834
   #Dongfeng Motor Corp.................................  3,186,000   6,314,425
   *Dongiang Environmental Co., Ltd. Series H...........      8,800      33,868
    Dongyue Group Co., Ltd..............................  1,219,000   1,328,031
   #Dynasty Fine Wines Group, Ltd.......................    744,000     209,899
   #Embry Holdings, Ltd.................................    219,000     151,033
   *Enerchina Holdings, Ltd.............................  4,931,850      67,076
    ENN Energy Holdings, Ltd............................  1,040,000   3,509,927
   #Evergrande Real Estate Group, Ltd...................  6,426,000   4,811,066
  #*Extrawell Pharmaceutical Holdings, Ltd..............  2,292,079     173,314
    Fantasia Holdings Group Co., Ltd....................  1,774,019     270,774
    First Tractor Co., Ltd..............................  1,196,000   1,534,738
    Fosun International, Ltd............................  2,856,785   2,327,984
   #Franshion Properties China, Ltd.....................  7,456,976   2,044,683
   #Fufeng Group, Ltd...................................  1,393,000     838,377
   #GCL-Poly Energy Holdings, Ltd.......................  7,950,320   4,496,168
   #Geely Automobile Holdings, Ltd......................  6,380,000   2,533,079
   #Global Bio-Chem Technology Group Co., Ltd...........  3,547,600   1,312,225
  #*Global Sweeteners Holdings, Ltd.....................  1,014,699     225,244
  #*Glorious Property Holdings, Ltd.....................  5,579,712   1,714,113
    Goldbond Group Holdings, Ltd........................    330,000      18,617
    Golden Eagle Retail Group, Ltd......................    569,000   1,402,899
  #*Golden Meditech Holdings, Ltd.......................  2,716,000     452,841
    Goldlion Holdings, Ltd..............................    477,866     198,020
   #GOME Electrical Appliances Holding, Ltd............. 15,163,660   7,115,146
   #Good Friend International Holdings, Inc.............    209,333     164,253
   *Goodtop Tin International Holdings, Ltd.............  1,650,000     292,269
   #Great Wall Motor Co., Ltd...........................  1,378,750   2,081,203
    Great Wall Technology Co., Ltd......................    808,000     305,418
    Greentown China Holdings, Ltd.......................  1,407,500   1,259,074
   #Guangdong Investment, Ltd...........................  3,978,000   2,138,987
   #Guangshen Railway Co., Ltd. Sponsored ADR...........     53,320   1,046,138
    Guangzhou Automobile Group Co., Ltd.................  2,929,480   3,533,836
   *Guangzhou Investment Co., Ltd.......................  9,804,800   1,794,929
   #Guangzhou Pharmaceutical Co., Ltd...................    366,000     377,667
   #Guangzhou R&F Properties Co., Ltd...................  1,761,132   2,264,771
   #Guangzhou Shipyard International Co., Ltd...........    338,000     430,125
  #*Haier Electronics Group Co., Ltd....................    877,000   1,066,167
    Hainan Meilan International Airport Co., Ltd........    229,000     224,677
   #Haitian International Holdings, Ltd.................    814,000     985,819
    Harbin Power Equipment Co., Ltd.....................  1,394,587   1,848,900
    Henderson Investment, Ltd...........................    377,000      32,860

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    Heng Tai Consumables Group, Ltd.....................  5,764,276 $   561,271
    Hengan International Group Co., Ltd.................    518,122   4,482,619
   #Hengdeli Holdings, Ltd..............................  3,068,000   1,511,233
  #*Hi Sun Technology (China), Ltd......................  3,075,000   1,067,205
   #Hidili Industry International Development, Ltd......  2,176,000   1,590,592
   *Hisense Kelon Electrical Holdings Co., Ltd..........    399,000     155,855
   *HKC Holdings, Ltd...................................  4,412,210     180,817
   *Hong Kong Resources Holdings Co., Ltd...............  1,764,000     122,239
   *Honghua Group, Ltd..................................  2,325,000     285,664
   #Hopewell Highway Infrastructure, Ltd................  1,258,528     810,712
   #Hopson Development Holdings, Ltd....................  1,276,000   1,174,405
   #Hua Han Bio-Pharmaceutical Holdings, Ltd............  1,606,028     434,514
   *Hua Lien International Holding Co., Ltd.............     44,000       4,515
   #Huabao International Holdings, Ltd..................  1,890,986   1,606,780
  #*Huadian Power International Corp....................  2,164,000     399,815
   #Huaneng Power International, Inc. ADR...............    107,717   2,115,562
  #*Hunan Non-Ferrous Metal Corp., Ltd..................  3,536,000   1,403,886
   #Huscoke Resources Holdings, Ltd.....................  6,451,800     214,802
    Industrial & Commercial Bank of China, Ltd.
     Series H........................................... 54,342,940  41,340,340
    Inspur International, Ltd...........................  4,255,000     182,435
   *Interchina Holdings Co..............................  3,837,500     734,022
   #International Mining Machinery Holdings, Ltd........  1,210,500   1,184,284
    Intime Department Store Group Co., Ltd..............    935,000   1,565,374
    Jiangsu Express Co., Ltd............................  1,376,000   1,325,990
    Jiangxi Copper Co., Ltd.............................  1,161,000   4,068,828
    Jingwei Textile Machinery Co., Ltd..................    286,000     226,677
   #Ju Teng International Holdings, Ltd.................  1,496,234     389,947
   *Kai Yuan Holdings, Ltd.............................. 12,530,000     397,226
  #*Kaisa Group Holdings, Ltd...........................  2,570,684     932,589
   *Kasen International Holdings, Ltd...................    258,000      45,405
    Kingboard Chemical Holdings, Ltd....................  1,088,805   5,178,003
   #Kingboard Laminates Holdings, Ltd...................  1,965,484   1,178,007
   #Kingdee International Software Group Co., Ltd.......  2,077,600   1,220,896
   #Kingsoft Corp., Ltd.................................  1,180,000     775,361
    Kingway Brewery Holdings, Ltd.......................    885,361     252,336
    Kunlun Energy Co., Ltd..............................  3,110,000   5,191,936
    KWG Property Holding, Ltd...........................  2,746,144   1,918,804
    Lai Fung Holdings, Ltd..............................  6,503,000     229,910
    Le Saunda Holdings, Ltd.............................    542,000     331,770
  #*Lee & Man Paper Manufacturing, Ltd..................  2,851,400   1,428,348
   #Lenovo Group, Ltd...................................  6,800,000   4,306,766
   #Li Ning Co., Ltd....................................  1,169,165   1,427,798
    Lianhua Supermarket Holdings Co., Ltd...............    368,200     805,823
    Lijun International Pharmaceutical Holding, Ltd.....  1,891,174     334,640
    Lingbao Gold Co., Ltd...............................    508,000     291,959
   #Little Sheep Group, Ltd.............................    497,000     394,160
  #*LK Technology Holdings, Ltd.........................    642,500     222,225
   #Longfor Properties Co., Ltd.........................  1,461,000   2,249,052
   #Lonking Holdings, Ltd...............................  3,306,000   1,679,529
    Loudong General Nice Resources China Holdings, Ltd..  2,734,591     346,786
   #Maanshan Iron & Steel Co., Ltd......................  3,124,000   1,349,250
   #Maoye International Holdings, Ltd...................  1,234,000     588,322
   *Media China Corp, Ltd...............................  1,675,000      28,930
   #Metallurgical Corp of China, Ltd. Series H..........  3,400,000   1,266,959
    MIN XIN Holdings, Ltd...............................    448,000     238,508
  #*Mingfa Group International Co., Ltd.................  1,583,000     502,969
   *Mingyuan Medicare Development Co., Ltd..............  4,160,000     258,824
    Minmetals Land, Ltd.................................  3,095,644     508,428
  #*Minmetals Resources, Ltd............................  1,952,000   1,336,540
    Minth Group, Ltd....................................    989,000   1,586,978
  #*Nam Fong International Holdings, Ltd................    757,242     132,342

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
CHINA -- (Continued)
   *Nan Hai Corp, Ltd.................................. 35,600,000  $   169,020
   *Nanjing Panda Electronics Co., Ltd.................    386,000      101,517
    NetDragon Websoft, Inc.............................    303,956      179,234
    New World China Land, Ltd..........................  3,519,800    1,257,804
    New World Department Store China, Ltd..............    916,538      670,228
   #Nine Dragons Paper Holdings, Ltd...................  2,952,000    2,517,759
   *Northeast Electric Development Co., Ltd............    284,000       50,382
  #*Oriental Ginza Holdings, Ltd.......................    256,000       16,843
   *Overseas Chinese Town Asia Holdings, Ltd...........    209,817       93,926
    Pacific Online, Ltd................................    425,195      233,263
   #Parkson Retail Group, Ltd..........................    739,500    1,041,766
    PCD Stores Group, Ltd..............................  3,944,000      953,514
  #*Peak Sport Products Co., Ltd.......................  1,281,000      748,570
   *PetroAsian Energy Holdings, Ltd....................  6,660,000      227,017
   #PetroChina Co., Ltd................................  1,004,000    1,432,588
    PetroChina Co., Ltd. ADR...........................    181,154   25,765,533
    Phoenix Satellite Television Holdings, Ltd.........    944,000      360,694
   *PICC Property & Casualty Co., Ltd..................  2,446,000    4,217,162
   #Ping An Insurance Group Co. of China, Ltd.
     Series H..........................................    992,500    9,658,437
   #Poly Hong Kong Investment, Ltd.....................  4,118,068    3,051,441
    Ports Design, Ltd..................................    422,000      891,631
   *Pou Sheng International Holdings, Ltd..............  2,798,609      438,427
    Powerlong Real Estate Holdings, Ltd................    397,715      114,064
    Prosperity International Holdings HK, Ltd..........  3,100,000      202,362
    Qin Jia Yuan Media Services Co., Ltd...............    865,333      129,802
   #Qingling Motors Co., Ltd. Series H.................  1,388,000      472,068
    Qunxing Paper Holdings Co., Ltd....................    854,211      225,086
  #*Real Gold Mining, Ltd..............................    640,000      727,557
  #*Real Nutriceutical Group, Ltd......................  1,279,000      631,788
    Regent Manner International, Ltd...................  1,505,000      499,678
   #Renhe Commercial Holdings Co., Ltd................. 13,835,077    2,731,981
    REXLot Holdings, Ltd............................... 12,372,436      997,501
  #*Richly Field China Development, Ltd................  4,540,000       99,109
   #Road King Infrastructure, Ltd......................    409,000      309,437
    Samson Holding, Ltd................................  1,430,000      232,876
   #Sany Heavy Equipment International Holdings Co.,
     Ltd...............................................    886,500      892,552
   *Semiconductor Manufacturing International Corp..... 31,313,955    1,869,702
   *Semiconductor Manufacturing International Corp.
     ADR...............................................    154,593      460,687
   #Shandong Chenming Paper Holdings, Ltd. Series H....    664,522      401,187
    Shandong Molong Petroleum Machinery Co., Ltd.......    225,664      193,055
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Series H.........................................    780,000    1,066,126
    Shandong Xinhua Pharmaceutical Co., Ltd............    228,000       78,305
    Shanghai Electric Group Co., Ltd...................  2,364,000    1,254,125
    Shanghai Industrial Holdings, Ltd..................    988,000    3,588,608
   *Shanghai Industrial Urban Development Group, Ltd...  1,499,000      403,797
    Shanghai Jin Jiang International Hotels Group
      Co., Ltd.........................................  2,352,000      412,358
    Shanghai Prime Machinery Co., Ltd..................  1,334,000      290,961
   *Shanghai Zendai Property, Ltd......................  5,100,000      140,922
    Shengli Oil & Gas Pipe Holdings, Ltd...............  1,261,500      208,707
    Shenguan Holdings Group, Ltd.......................  1,134,000      725,931
    Shenji Group Kunming Machine Tool Co., Ltd.........    165,500       78,146
    Shenzhen Expressway Co., Ltd.......................  1,092,000      575,136
    Shenzhen International Holdings, Ltd............... 17,733,180    1,431,437
    Shenzhen Investment, Ltd...........................  3,886,000    1,121,244
    Shenzhou International Group, Ltd..................    654,000      961,499
    Shimao Property Holdings, Ltd......................  2,904,683    3,815,682
   #Shougang Concord Century Holdings, Ltd.............  1,074,433       70,167
    Shougang Concord International Enterprises Co.,
      Ltd..............................................  7,764,000      726,763
    Shougang Fushan Resources Group, Ltd...............  6,182,461    3,460,408
   #Shui On Land, Ltd..................................  6,045,985    2,656,474
    Sichuan Expressway Co., Ltd........................  1,400,000      613,665

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
   #Silver Base Group Holdings, Ltd.....................    458,000 $   420,024
   #Silver Grant International Industries, Ltd..........  2,580,000     787,291
   #SIM Technology Group, Ltd...........................  1,268,000     135,072
    Sino Biopharmaceutical, Ltd.........................  3,267,999   1,141,462
  #*Sino Oil & Gas Holdings, Ltd........................ 11,267,234     578,272
   *Sino Prosper State Gold Resources Holdings, Ltd..... 10,895,250     288,753
   *Sino Union Energy Investment Group, Ltd.............  5,820,000     536,202
    SinoCom Software Group, Ltd.........................    482,000      44,484
   #Sinofert Holdings, Ltd..............................  4,370,673   1,639,878
   *Sinolink Worldwide Holdings, Ltd....................  3,813,492     376,851
    SinoMedia Holding, Ltd..............................    391,258     144,826
   #Sino-Ocean Land Holdings, Ltd.......................  6,897,504   3,862,201
    Sinopec Kantons Holdings, Ltd.......................    622,000     323,043
   #Sinopec Shanghai Petrochemical Co., Ltd. Sponsored
     ADR................................................     26,615   1,111,709
   #Sinopec Yizheng Chemical Fibre Co., Ltd.............  2,070,000     654,077
   #Sinopharm Group Co., Ltd............................    489,600   1,422,427
    Sinotrans Shipping, Ltd.............................  2,577,500     726,773
    Sinotrans, Ltd......................................  2,964,000     658,860
   #Sinotruk Hong Kong, Ltd.............................  1,420,000     964,913
   #Skyworth Digital Holdings, Ltd......................  2,764,108   1,770,961
   #Soho China, Ltd.....................................  3,785,839   3,421,144
   #Solargiga Energy Holdings, Ltd......................  1,399,000     288,976
   #Sparkle Roll Group, Ltd.............................  1,704,000     319,246
    SPG Land Holdings, Ltd..............................    537,850     186,529
   #SRE Group, Ltd......................................  4,538,000     325,927
    Sunny Optical Technology Group Co., Ltd.............    414,000     115,079
    Tak Sing Alliance Holdings, Ltd.....................    820,877      93,638
    TCC International Holdings, Ltd.....................  1,973,997   1,290,625
    TCL Communication Technology Holdings, Ltd..........    822,100     701,086
   *TCL Multimedia Technology Holdings, Ltd.............  1,007,200     423,667
    Tencent Holdings, Ltd...............................    555,500  14,435,342
    Texhong Textile Group, Ltd..........................    462,000     189,633
    Tian An China Investments Co., Ltd..................    856,357     515,728
    Tiangong International Co., Ltd.....................  1,510,056     350,458
    Tianjin Capital Environmental Protection Group
      Co., Ltd..........................................    772,000     221,060
  #*Tianjin Development Holdings, Ltd...................    810,000     482,517
    Tianjin Port Development Holdings, Ltd..............  3,255,200     626,666
    Tianneng Power International, Ltd...................    988,000     590,831
   *Tianyi Fruit Holdings, Ltd..........................    244,000      70,257
    Tingyi (Cayman Islands) Holding Corp................    766,000   2,373,348
   #Tomson Group, Ltd...................................    879,277     310,385
    Towngas China Co., Ltd..............................    948,000     508,176
    TPV Technology, Ltd.................................  1,704,578     871,996
    Travelsky Technology, Ltd...........................  1,621,938     974,678
    Truly International Holdings, Ltd...................  2,669,000     496,220
   #Tsingtao Brewery Co., Ltd...........................    238,000   1,509,963
   #Uni-President China Holdings, Ltd...................  2,397,090   1,470,345
  #*United Energy Group, Ltd............................  6,013,550     829,984
   *United Gene High-Tech Group, Ltd....................  6,720,000     103,987
   #Vinda International Holdings, Ltd...................    610,000     745,826
   #VODone, Ltd.........................................  3,978,000     876,559
    Want Want China Holdings, Ltd.......................  2,711,000   2,412,538
   #Wasion Group Holdings, Ltd..........................    852,000     404,551
   #Weichai Power Co., Ltd..............................    390,400   2,124,212
    Weiqiao Textile Co., Ltd............................    774,000     526,568
   #Welling Holding, Ltd................................  1,738,000     379,609
  #*West China Cement, Ltd..............................  4,114,000   1,316,891
    Wumart Stores, Inc..................................    431,000   1,076,982
    Wuyi International Pharmaceutical Co., Ltd..........    450,000      41,691
    Xiamen International Port Co., Ltd..................  1,867,338     334,750
   #Xingda International Holdings, Ltd..................  1,486,000   1,051,291

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
CHINA -- (Continued)
   #Xinhua Winshare Publishing & Media Co., Ltd.........   786,000 $    418,876
  #*Xinjiang Goldwind Science & Technology Co., Ltd.....   564,200      428,839
   #Xinjiang Xinxin Mining Industry Co., Ltd............ 1,303,000      655,049
  #*Xiwang Sugar Holdings Co., Ltd......................   922,005      248,360
   #XTEP International Holdings, Ltd....................   826,500      482,917
   #Yanzhou Coal Mining Co., Ltd. Sponsored ADR.........   168,900    6,468,870
   #Yingde Gases Group Co., Ltd......................... 1,544,000    1,673,068
    Yip's Chemical Holdings, Ltd........................   738,000      859,321
    Yorkey Optical International Cayman, Ltd............   280,226       38,506
    Yuexiu Transport Infrastructure, Ltd................ 1,145,415      530,166
   *Yuzhou Properties Co................................    15,000        4,740
   #Zhaojin Mining Industry Co., Ltd....................   753,666    1,498,304
    Zhejiang Expressway Co., Ltd........................ 2,228,000    1,562,538
   *Zhejiang Glass Co., Ltd.............................   192,000           --
   *Zhong An Real Estate, Ltd...........................   801,444      143,997
   #Zhongsheng Group Holdings, Ltd......................   448,500      951,065
   #Zhuzhou CSR Times Electric Co., Ltd.................   397,250    1,167,499
    Zijin Mining Group Co., Ltd......................... 3,298,000    1,782,754
   #ZTE Corp............................................   510,060    1,591,797
                                                                   ------------
TOTAL CHINA.............................................            805,078,752
                                                                   ------------
COLOMBIA -- (0.2%)
   #Bancolombia SA Sponsored ADR........................    98,887    6,556,208
   #Ecopetrol SA Sponsored ADR..........................   145,940    6,165,965
                                                                   ------------
TOTAL COLOMBIA..........................................             12,722,173
                                                                   ------------
CZECH REPUBLIC -- (0.4%)
    CEZ A.S.............................................   172,363    8,920,274
    Komercni Banka A.S..................................    24,293    5,415,153
   *New World Resources P.L.C. Series A.................   107,662    1,442,366
    Pegas Nonwovens SA..................................    19,500      539,161
    Phillip Morris CR A.S...............................       873      520,513
    Telefonica Czech Republic A.S.......................   200,291    5,092,815
   *Unipetrol A.S.......................................   161,779    1,653,262
                                                                   ------------
TOTAL CZECH REPUBLIC....................................             23,583,544
                                                                   ------------
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E.
      Sponsored GDR.....................................   272,606    1,207,318
   *Egyptian Financial Group-Hermes Holding GDR.........     8,841       58,843
    Orascom Construction Industries GDR.................    54,882    2,406,367
   *Orascom Telecom Holding S.A.E. GDR..................   246,399      792,608
                                                                   ------------
TOTAL EGYPT.............................................              4,465,136
                                                                   ------------
HUNGARY -- (0.5%)
   *Danubius Hotel & Spa P.L.C..........................     6,194      118,682
    Egis Gyogyszergyar NYRT.............................     9,429      918,572
    EMASZ NYRT..........................................     1,045      105,746
  #*FHB Mortgage Bank NYRT..............................    27,826      126,193
   *Fotex Holding SE Co., Ltd...........................    71,030      138,792
   #Magyar Telekom Telecommunications P.L.C.............   489,154    1,411,599
    Magyar Telekom Telecommunications P.L.C. Sponsored
      ADR...............................................    39,279      566,796
   *MOL Hungarian Oil & Gas P.L.C.......................    41,428    4,445,496
   #OTP Bank P.L.C......................................   578,536   16,690,761
   *PannErgy P.L.C......................................    42,550      175,476
   *RABA Automotive Holding NYRT........................    15,268       62,374
   #Richter Gedeon NYRT.................................    21,799    4,348,994
    Zwack Unicum NYRT...................................       585       44,859
                                                                   ------------
TOTAL HUNGARY...........................................             29,154,340
                                                                   ------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (8.3%)
    3i Infotech, Ltd......................................    90,217 $   83,334
   *3M India, Ltd.........................................     2,635    267,285
    Aban Offshore, Ltd....................................    29,858    331,112
    ABG Shipyard, Ltd.....................................    26,726    234,282
    ACC, Ltd..............................................    93,705  2,143,105
    Adani Enterprises, Ltd................................   183,765  2,433,502
   *Adani Power, Ltd......................................   738,915  1,657,861
   *Adhunik Metaliks, Ltd.................................    85,697    145,346
    Aditya Birla Nuvo, Ltd................................    94,370  2,035,222
   *Advanta India, Ltd....................................     4,510     31,050
    Aegis Logistics, Ltd..................................    19,538    101,344
   *Agre Developers, Ltd..................................       445        502
    Agro Tech Foods, Ltd..................................    11,996    115,741
    AIA Engineering, Ltd..................................    41,205    352,849
    Ajmera Realty & Infra India, Ltd......................    13,751     45,823
    Akzo Nobel India, Ltd.................................    22,181    488,405
   *Alembic Pharmaceuticals, Ltd..........................    89,566     61,920
    Alembic, Ltd..........................................    89,566     43,527
    Allahabad Bank, Ltd...................................   243,520  1,109,857
    Allcargo Global Logistics, Ltd........................     4,494     16,265
   *Allied Digital Services, Ltd..........................     7,200      7,168
    Alok Industries, Ltd..................................   818,850    464,916
    Alstom Projects India, Ltd............................    36,976    476,973
    Amara Raja Batteries, Ltd.............................    52,203    283,099
    Ambuja Cements, Ltd................................... 1,094,430  3,195,194
    Amtek Auto, Ltd.......................................   272,927    978,708
    Anant Raj Industries, Ltd.............................   201,310    369,855
    Andhra Bank, Ltd......................................   288,751    881,997
    Ansal Properties & Infrastructure, Ltd................   135,970    122,828
    Apollo Hospitals Enterprise, Ltd......................   177,744  2,121,344
    Apollo Tyres, Ltd.....................................   274,413    453,602
    Aptech, Ltd...........................................    48,077    151,126
    Areva T&D India, Ltd..................................    96,889    538,736
   *Arvind Mills, Ltd.....................................   243,003    480,373
   *Asahi India Glass, Ltd................................    65,517    122,349
    Asea Brown Boveri India, Ltd..........................    87,053  1,709,483
    Ashok Leyland, Ltd.................................... 1,260,038  1,451,384
    Asian Hotels East, Ltd................................     2,605     17,742
    Asian Hotels West, Ltd................................     2,609     10,854
    Asian Hotels, Ltd.....................................       859      4,018
    Asian Paints, Ltd.....................................    32,555  2,297,415
    Aurobindo Pharma, Ltd.................................   384,560  1,485,879
    Automotive Axles, Ltd.................................     5,791     57,645
    Aventis Pharma, Ltd...................................    10,597    513,586
    Axis Bank, Ltd........................................   297,187  8,982,609
    Bajaj Auto, Ltd.......................................    75,658  2,499,004
   *Bajaj Electricals, Ltd................................    47,564    235,131
    Bajaj Finance, Ltd....................................    18,427    290,980
    Bajaj Finserv, Ltd....................................   115,329  1,391,897
    Bajaj Hindusthan, Ltd.................................   145,932    223,347
    Bajaj Holdings & Investment, Ltd......................    73,010  1,273,584
    Balaji Telefilms, Ltd.................................    15,541     10,995
   *Balkrishna Industries, Ltd............................     3,775     14,457
    Ballarpur Industries, Ltd.............................   635,218    496,151
    Balmer Lawrie & Co., Ltd..............................     8,790    132,248
   *Balrampur Chini Mills, Ltd............................   405,795    543,385
    Bank of Baroda........................................   129,710  2,573,716
   *Bank of India.........................................   212,902  1,857,587
    Bank of Maharashtra, Ltd..............................   307,774    388,967
    Bannari Amman Sugars, Ltd.............................     3,050     40,841
   *BASF India, Ltd.......................................    14,669    217,888

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Bata India, Ltd......................................    45,191 $   673,458
    BEML, Ltd............................................    27,238     338,784
    Bengal & Assam Co., Ltd..............................     1,023       5,916
    Berger Paints India, Ltd.............................   172,370     422,654
   *BGR Energy Systems, Ltd..............................    86,829     779,643
    Bharat Electronics, Ltd..............................    28,002   1,112,101
    Bharat Forge, Ltd....................................   181,388   1,347,566
    Bharat Heavy Electricals, Ltd........................    83,803   3,483,343
    Bharat Petroleum Corp., Ltd..........................   143,641   2,144,954
    Bharati Shipyard, Ltd................................    14,379      41,615
    Bharti Airtel, Ltd................................... 1,255,718  12,400,922
   *Bhushan Steel, Ltd...................................   164,060   1,456,504
    Biocon, Ltd..........................................   109,996     900,055
    Birla Corp., Ltd.....................................    47,059     341,322
    Blue Dart Express, Ltd...............................     6,816     245,062
    Blue Star, Ltd.......................................    30,792     199,701
    Bombay Dyeing & Manufacturing Co., Ltd...............    27,830     216,823
    Bombay Rayon Fashions, Ltd...........................    82,809     537,963
    Bosch, Ltd...........................................    13,902   2,239,516
    Brigade Enterprises, Ltd.............................    30,638      48,593
    Britannia Industries, Ltd............................    74,168     809,444
    Cadila Healthcare, Ltd...............................    97,123   1,939,591
   *Cairn India, Ltd.....................................   310,166   2,159,329
   *Canara Bank..........................................   162,660   1,693,381
    Carborundum Universal, Ltd...........................    55,543     385,586
   *Central Bank of India................................   539,596   1,415,883
    Centum Electronics, Ltd..............................     1,772       3,724
    Century Plyboards India, Ltd.........................    85,287     137,533
    Century Textiles & Industries, Ltd...................    60,065     466,815
    CESC, Ltd............................................   111,529     849,993
    Chambal Fertilizers & Chemicals, Ltd.................   300,485     583,480
   *Chemplast Sanmar, Ltd................................   224,492      35,496
    Chennai Petroleum Corp., Ltd.........................    90,824     448,786
   *Cholamandalam Investment & Finance Co., Ltd..........    56,126     215,404
    Cipla, Ltd...........................................   345,671   2,390,371
    City Union Bank, Ltd.................................   280,925     309,241
    Clariant Chemicals (India), Ltd......................    11,221     191,091
    CMC, Ltd.............................................    12,778     325,097
    Colgate-Palmolive (India), Ltd.......................    38,162     837,535
    Container Corp. of India.............................    58,442   1,455,552
    Core Projects & Technologies, Ltd....................    70,298     476,344
    Coromandel International, Ltd........................   189,794   1,400,000
    Corporation Bank.....................................    61,315     693,917
   *Cranes Software International, Ltd...................    64,637       5,624
    Crisil, Ltd..........................................     2,975     554,763
    Crompton Greaves, Ltd................................   227,921     872,232
    Cummins India, Ltd...................................    85,912   1,241,013
    Dabur India, Ltd.....................................   331,603     780,900
   *Dalmia Bharat Enterprises, Ltd.......................    31,411     100,351
    Dalmia Cement (Bharat), Ltd..........................    31,411      12,984
   *DB Realty, Ltd.......................................    52,586      92,693
    DCM Shriram Consolidated, Ltd........................   101,063     127,752
   *Deccan Chronicle Holdings, Ltd.......................    98,708     154,364
    Deepak Fertilizers & Petrochemicals Corp., Ltd.......    56,126     205,378
    Dena Bank............................................    95,873     183,497
   *Development Credit Bank, Ltd.........................   248,993     319,493
   *Dewan Housing Finance Corp., Ltd.....................    92,123     435,452
    Dhanalakshmi Bank, Ltd...............................    99,482     238,318
   *Dish TV (India), Ltd.................................   491,729     941,006
    Dishman Pharmaceuticals & Chemicals, Ltd.............    44,049      89,209
    Divi's Laboratories, Ltd.............................    54,150   1,008,891

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
    DLF, Ltd..............................................   742,515 $3,870,764
    Dr. Reddy's Laboratories, Ltd.........................    72,197  2,586,816
   #Dr. Reddy's Laboratories, Ltd. ADR....................    60,800  2,168,128
    Dredging Corp. of India, Ltd..........................    15,269     96,857
    E.I.D. - Parry (India), Ltd...........................   132,939    806,870
    eClerx Services, Ltd..................................     9,433    172,478
    Edelweiss Capital, Ltd................................   352,949    265,806
   *Educomp Solutions, Ltd................................   115,441    901,043
    Eicher Motors, Ltd....................................    13,232    394,169
    EIH, Ltd..............................................   322,128    699,823
    Elder Pharmaceuticals, Ltd............................    14,757    133,965
    Electrosteel Casings, Ltd.............................   160,493    103,483
   *Elgi Equipments, Ltd..................................    52,370     95,558
   *Emami, Ltd............................................    57,387    634,415
   *Engineers India, Ltd..................................    23,070    149,316
   *Entertainment Network India, Ltd......................    13,331     79,127
   *Era Infra Engineering, Ltd............................   133,522    504,314
    Esab India, Ltd.......................................     9,613    115,201
    Escorts, Ltd..........................................   125,518    279,050
   *Ess Dee Aluminium, Ltd................................    13,225    109,208
   *Essar Oil, Ltd........................................   709,980  1,868,259
   *Essar Shipping Ports & Logistics, Ltd.................   135,312    280,759
   *Essar Shipping, Ltd...................................    67,656    129,907
    Essel Propack, Ltd....................................    79,134     76,115
    Everest Kanto Cylinder, Ltd...........................    54,560    111,179
   *Everonn Education, Ltd................................    23,217    289,542
    Exide Industries, Ltd.................................   338,304  1,190,113
    FAG Bearings (India), Ltd.............................    11,829    353,537
    FDC, Ltd..............................................   127,472    265,323
    Federal Bank, Ltd.....................................   330,611  3,180,836
   *Federal-Mogul Goetze (India), Ltd.....................    17,689    109,210
    Financial Technologies (India), Ltd...................    52,458    956,935
    Finolex Cables, Ltd...................................    94,015     96,198
    Finolex Industries, Ltd...............................    71,512    118,264
   *Firstsource Solutions, Ltd............................   231,336     91,117
   *Fortis Healthcare India, Ltd..........................   207,735    780,031
   *Fresenius Kabi Oncology, Ltd..........................    21,670     62,151
   *Future Capital Holdings, Ltd..........................    19,988     84,056
    GAIL India, Ltd.......................................   546,397  5,709,224
    Gammon India, Ltd.....................................   113,601    223,450
   *Gammon Infrastructure Projects, Ltd...................   431,684    153,745
   *Ganesh Housing Corp., Ltd.............................    12,944     41,240
    Gateway Distriparks, Ltd..............................    72,631    224,814
    Geodesic, Ltd.........................................   137,859    201,384
   *Geojit BNP Paribas Financial Services, Ltd............    88,026     43,660
    GHCL, Ltd.............................................    44,954     42,279
   *GIC Housing Finance, Ltd..............................    28,372     63,561
    Gillette India, Ltd...................................     8,542    435,130
    Gitanjali Gems, Ltd...................................    87,137    607,613
    GlaxoSmithKline Consumer Healthcare, Ltd..............    20,848  1,136,377
    GlaxoSmithKline Pharmaceuticals, Ltd..................    18,776    997,209
    Glenmark Pharmaceuticals, Ltd.........................   196,299  1,464,989
   *GMR Infrastructure, Ltd............................... 1,414,456    977,767
    Godawari Power & Ispat, Ltd...........................    10,851     39,579
    Godfrey Phillips India, Ltd...........................     3,952    269,656
    Godrej Consumer Products, Ltd.........................    96,756    954,187
    Godrej Industries, Ltd................................   197,967    947,236
   *Godrej Properties, Ltd................................     1,529     26,836
   *Gokul Refoils & Solvent, Ltd..........................    55,538    114,986
    Graphite India, Ltd...................................    94,170    187,081
    Grasim Industries, Ltd................................    28,007  1,390,362

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Great Eastern Shipping Co., Ltd......................   160,537 $   976,939
    Great Offshore, Ltd..................................    38,757     187,114
    Greaves Cotton, Ltd..................................   130,915     268,548
    Grindwell Norton, Ltd................................    10,897      63,390
    Gruh Finance, Ltd....................................    12,538     123,364
   *GTL Infrastructure, Ltd..............................   351,403     119,189
    GTL, Ltd.............................................    91,093     154,392
    Gujarat Alkalies & Chemicals, Ltd....................    50,962     177,591
    Gujarat Ambuja Exports, Ltd..........................    93,019      58,896
    Gujarat Fluorochemicals, Ltd.........................    52,434     577,489
    Gujarat Gas Co., Ltd.................................    57,380     542,276
   *Gujarat Industries Power Co., Ltd....................    54,408      97,912
    Gujarat Mineral Development Corp., Ltd...............   171,376     617,652
    Gujarat Narmada Valley Fertilizers Co., Ltd..........    86,692     196,711
   *Gujarat NRE Coke, Ltd................................   667,270     664,808
    Gujarat State Fertilizers & Chemicals, Ltd...........    44,440     402,637
    Gujarat State Petronet, Ltd..........................   290,795     669,922
    Gulf Oil Corp., Ltd..................................    42,098      86,269
   *GVK Power & Infrastructure, Ltd...................... 1,585,936     645,772
    H.E.G., Ltd..........................................    23,274     124,953
   *Havells India, Ltd...................................    27,842     228,639
    HBL Power Systems, Ltd...............................   125,202      48,254
    HCL Infosystems, Ltd.................................   248,435     477,866
    HCL Technologies, Ltd................................   339,023   3,725,271
    HDFC Bank, Ltd....................................... 1,084,565  11,957,321
   *HeidelbergCement India, Ltd..........................   105,161      86,124
    Hero Honda Motors, Ltd. Series B.....................    87,726   3,543,583
    Hexaware Technologies, Ltd...........................   429,364     846,581
    Hikal, Ltd...........................................     4,307      29,917
   *Himachal Futuristic Communications, Ltd.............. 1,319,267     466,364
    Himadri Chemicals & Industries, Ltd..................    39,450      50,610
   *Hindalco Industries, Ltd............................. 2,048,900   7,788,646
    Hinduja Global Solutions, Ltd........................    10,967      89,108
    Hinduja Ventures, Ltd................................    10,967      83,057
    Hindustan Construction Co., Ltd......................   803,597     553,314
   *Hindustan Dorr Oliver, Ltd...........................    34,489      38,008
    Hindustan Oil Exploration Co., Ltd...................    58,640     225,261
    Hindustan Petroleum Corp, Ltd........................   118,074   1,022,005
    Hindustan Unilever, Ltd..............................   530,298   3,888,437
    Honeywell Automation India, Ltd......................     3,687     230,810
    Hotel Leelaventure, Ltd..............................   217,449     224,945
   *Housing Development & Infrastructure, Ltd............   547,209   1,761,995
   *HSIL, Ltd............................................    49,559     262,336
    HT Media, Ltd........................................    75,424     271,084
    ICICI Bank, Ltd......................................    19,793     463,387
    ICICI Bank, Ltd. Sponsored ADR.......................   456,938  21,279,603
    ICSA (India), Ltd....................................    51,053     105,781
    IDBI Bank, Ltd.......................................   434,897   1,262,927
   *Idea Cellular, Ltd................................... 2,145,314   4,570,606
    IFCI, Ltd............................................ 1,168,454   1,189,654
   *IL&FS Engineering and Construction Co., Ltd..........    31,860      98,446
    India Cements, Ltd...................................   419,745     661,467
    India Infoline, Ltd..................................   375,739     703,142
    Indiabulls Financial Services, Ltd...................   378,779   1,552,056
   *Indiabulls Real Estate, Ltd..........................   740,864   1,668,841
    Indiabulls Securities, Ltd...........................   105,042      29,916
   *Indiabulls Wholesale Services, Ltd...................    92,608      21,795
    Indian Bank..........................................   199,799   1,017,138
    Indian Hotels Co., Ltd...............................   737,488   1,263,096
   *Indian Oil Corp., Ltd................................   571,846   4,072,864
   *Indian Overseas Bank.................................   285,123     898,509

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Indo Rama Synthetics (India), Ltd....................    52,177 $    51,436
    Indoco Remedies, Ltd.................................     2,538      24,185
   *Indraprastha Gas, Ltd................................    72,257     664,710
    IndusInd Bank, Ltd...................................   308,479   1,888,404
    INEOS ABS India, Ltd.................................    16,430     230,450
    Info Edge (India), Ltd...............................    17,048     287,930
   *Infomedia 18, Ltd....................................    16,558       5,713
    Infosys, Ltd.........................................   225,217  14,071,541
   #Infosys, Ltd. Sponsored ADR..........................    11,946     743,280
   *Infotech Enterprises, Ltd............................    47,412     145,505
   *Infrastructure Development Finance Co., Ltd.......... 1,922,599   5,471,633
   *ING Vysya Bank, Ltd..................................    84,082     666,241
    Ingersoll-Rand India, Ltd............................    11,953     137,922
    Ipca Laboratories, Ltd...............................    75,690     561,528
    IRB Infrastructure Developers, Ltd...................   176,253     691,188
    ISMT, Ltd............................................    38,981      34,181
   *Ispat Industries, Ltd................................   869,346     352,986
    ITC, Ltd............................................. 1,507,896   7,094,133
   *IVRCL Assets & Holdings, Ltd.........................    54,515      51,909
    IVRCL Infrastructures & Projects, Ltd................   514,324     722,524
    J.B. Chemicals & Pharmaceuticals, Ltd................    60,909     194,924
    Jagran Prakashan, Ltd................................    99,056     254,242
   *Jai Balaji Industries, Ltd...........................    24,308      97,364
   *Jai Corp., Ltd.......................................    86,485     195,727
    Jain Irrigation Systems, Ltd.........................   370,685   1,454,848
    Jaiprakash Associates, Ltd........................... 2,350,456   3,535,771
   *Jaiprakash Power Ventures, Ltd....................... 1,002,399     972,332
    Jammu & Kashmir Bank, Ltd............................    48,895     957,958
    JBF Industries, Ltd..................................    35,709     122,535
   *Jet Airways (India), Ltd.............................    42,589     430,655
   *Jindal Drilling & Industries, Ltd....................    14,415     143,605
    Jindal Poly Films, Ltd...............................    30,884     181,292
    Jindal Saw, Ltd......................................   273,390     942,607
   *Jindal South West Holdings, Ltd......................     7,096     138,418
    Jindal Steel & Power, Ltd............................   393,662   5,202,680
    JK Cement, Ltd.......................................    17,083      41,034
    JK Lakshmi Cement, Ltd...............................    47,469      47,369
    JM Financial, Ltd....................................   295,562     144,841
   *JSL Stainless, Ltd...................................   106,304     241,448
    JSW Energy, Ltd......................................   631,812     962,890
   *JSW Steel, Ltd.......................................   197,664   3,458,601
   *Jubilant Industries, Ltd.............................     4,235      19,181
    Jubilant Organosys, Ltd..............................    87,922     424,050
   *Jyothy Laboratories, Ltd.............................    35,430     188,614
   *Jyoti Structures, Ltd................................    69,600     132,346
    K.S.B. Pumps, Ltd....................................    13,268      70,523
    Kajaria Ceram........................................     1,539       3,900
    Kalpataru Power Transmission, Ltd....................    74,395     216,794
   *Kalyani Investment Co., Ltd..........................       543       7,756
    Kalyani Steels, Ltd..................................     5,438       8,924
    Karnataka Bank, Ltd..................................   233,339     609,617
    Karur Vysya Bank, Ltd................................    59,659     554,510
    Karuturi Global, Ltd.................................   465,788     122,593
    KEC International, Ltd...............................   158,548     284,576
    Kesoram Industries, Ltd..............................    41,828     139,766
    Kewal Kiran Clothing, Ltd............................        41         684
   *Kingfisher Airlines, Ltd.............................   192,159     150,164
   *Kiri Industries, Ltd.................................    10,825      45,012
   *Kirloskar Industries, Ltd............................     2,290      15,056
   *Kirloskar Oil Engines, Ltd...........................    83,823     239,074
   *Kotak Mahindra Bank, Ltd.............................   387,278   3,911,329

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
    Koutons Retail India, Ltd.............................     4,186 $    2,634
    KPIT Cummins Infosystems, Ltd.........................    44,785    190,967
   *KRBL, Ltd.............................................   135,058     84,162
    KS Oils, Ltd..........................................   397,063    168,199
   *KSK Energy Ventures, Ltd..............................   141,089    340,986
    Lakshmi Energy & Foods, Ltd...........................    10,833      8,048
    Lakshmi Machine Works, Ltd............................     6,993    340,496
    Lakshmi Vilas Bank, Ltd...............................    61,640    171,372
   *Lanco Infratech, Ltd..................................   985,780    400,750
   *Landmark Property Development Co., Ltd................    60,497      3,678
    Larsen & Toubro, Ltd..................................   148,977  5,809,104
   *LIC Housing Finance, Ltd..............................   531,645  2,551,225
   *Lloyds Steel Industries, Ltd..........................   168,042     61,126
    Lupin, Ltd............................................   187,488  1,927,153
    Madhucon Projects, Ltd................................    51,670    101,496
    Madras Cements, Ltd...................................   151,890    316,644
   *Mahanagar Telephone Nigam, Ltd........................   298,770    318,221
  #*Mahanagar Telephone Nigam, Ltd. ADR...................    32,600     69,764
    Maharashtra Scooters, Ltd.............................     2,000     15,480
    Maharashtra Seamless, Ltd.............................    60,538    511,432
   *Mahindra & Mahindra Financial Services, Ltd...........    77,108  1,107,352
    Mahindra & Mahindra, Ltd..............................   555,087  9,000,125
    Mahindra Lifespace Developers, Ltd....................    24,566    195,447
    Manaksia, Ltd.........................................    20,016     28,185
    Mangalore Refinery & Petrochemicals, Ltd..............   811,929  1,437,180
    Marico, Ltd...........................................   197,072    747,715
    Maruti Suzuki India, Ltd..............................    79,301  2,162,029
    Mastek, Ltd...........................................    25,667     64,586
   *MAX India, Ltd........................................   255,615  1,054,778
    McLeod Russel India, Ltd..............................   103,642    635,636
    Mercator Lines, Ltd...................................   322,900    261,516
    Merck, Ltd............................................     7,268    114,639
   *MindTree, Ltd.........................................    22,533    211,037
    Monnet Ispat, Ltd.....................................    52,474    588,636
    Monsanto India, Ltd...................................     4,435    176,885
    Moser Baer (India), Ltd...............................   178,934    148,369
    Motherson Sumi Systems, Ltd...........................   157,809    818,269
   *Motilal Oswal Financial Services, Ltd.................    12,637     28,600
   *Mphasis, Ltd..........................................   113,687  1,146,914
    MRF, Ltd..............................................     2,355    384,033
    Mundra Port & Special Economic Zone, Ltd..............   436,510  1,418,234
    Nagarjuna Construction Co., Ltd.......................   419,815    691,025
    Nagarjuna Fertilizers & Chemicals, Ltd................   223,343    163,542
    Nahar Poly Films, Ltd.................................    12,262      7,659
    Nahar Spinning Mills, Ltd.............................     8,602     15,177
    Natco Pharma, Ltd.....................................    17,063    107,701
    National Aluminium Co., Ltd........................... 1,326,133  2,261,885
    Nava Bharat Ventures, Ltd.............................    43,988    228,909
    Navneet Publications India, Ltd.......................   126,875    192,536
    Nestle India, Ltd.....................................     2,887    283,760
   *NHPC, Ltd............................................. 2,360,497  1,313,187
    NIIT Technologies, Ltd................................    56,479    284,191
    NIIT, Ltd.............................................   174,657    217,620
    NOCIL, Ltd............................................    79,587     31,025
    Noida Toll Bridge Co., Ltd............................   192,455    111,701
    NTPC, Ltd.............................................   661,998  2,637,175
    OCL India, Ltd........................................    23,518     51,980
   *OCL Iron & Steel, Ltd.................................     4,262      5,314
    Oil & Natural Gas Corp, Ltd...........................   566,731  3,446,445
    Oil India, Ltd........................................    61,366  1,833,979
   *OMAXE, Ltd............................................   126,319    391,177

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
   *OnMobile Global, Ltd.................................    68,652 $   142,380
    Opto Circuits India, Ltd.............................   128,992     837,274
   *Oracle Financial Services Software, Ltd..............    49,350   2,357,685
   *Orbit Corp., Ltd.....................................    69,708      61,009
    Orchid Chemicals & Pharmaceuticals, Ltd..............    65,162     303,816
    Orient Paper & Industries, Ltd.......................    72,266      95,941
    Oriental Bank of Commerce............................   125,716     996,663
   *Orissa Minerals Development Co., Ltd.................       120     142,682
   *Oswal Chemical & Fertilizers, Ltd....................   161,397     330,879
   *Page Industries, Ltd.................................       352      17,799
    Panacea Biotec, Ltd..................................    39,979     142,837
    Pantaloon Retail India, Ltd..........................     8,100      61,347
    Pantaloon Retail India, Ltd. Class B.................       810       3,660
   *Parsvnath Developers, Ltd............................   247,558     260,085
   *Patel Engineering, Ltd...............................    31,362      96,058
    Patni Computer Systems, Ltd..........................   122,244     897,958
    Patni Computer Systems, Ltd. ADR.....................    16,659     241,056
    Peninsula Land, Ltd..................................   193,874     225,302
    Petronet LNG, Ltd....................................   682,746   2,656,141
   *Phoenix Mills, Ltd...................................    13,484      64,524
    Pidilite Industries, Ltd.............................   191,560     748,511
   *Pipavav Shipyard, Ltd................................   251,500     406,785
   *Piramal Healthcare, Ltd..............................   178,055   1,532,109
   *Plethico Pharmaceuticals, Ltd........................    14,586     125,427
    Polaris Software Lab, Ltd............................    59,814     233,758
    Polyplex Corp., Ltd..................................    17,984      75,408
    Power Finance Corp., Ltd.............................   569,675   2,376,994
    Power Grid Corp. of India, Ltd....................... 1,306,373   3,100,675
   *Praj Industries, Ltd.................................   117,833     221,322
   *Prakash Industries, Ltd..............................    60,265      90,299
    Prism Cement, Ltd....................................   205,299     212,929
    Proctor & Gamble Hygiene & Health Care, Ltd..........     3,614     158,041
    Provogue India, Ltd..................................    27,200      21,479
    PSL, Ltd.............................................    23,485      37,658
    PTC India, Ltd.......................................   382,057     669,061
    Punj Lloyd, Ltd......................................   432,350     687,505
    Radico Khaitan, Ltd..................................    73,871     220,261
    Rain Commodities, Ltd................................   207,095     168,780
    Rajesh Exports, Ltd..................................   181,414     451,343
    Rallis India, Ltd....................................   127,690     469,777
    Ranbaxy Laboratories, Ltd............................   171,716   2,090,195
    Raymond, Ltd.........................................    60,130     515,878
    Redington India, Ltd.................................   182,459     399,539
    REI Agro, Ltd........................................   582,158     383,241
    Rei Six Ten Retail, Ltd..............................    55,035      46,692
   *Reliance Broadcast Network, Ltd......................    23,621      45,389
    Reliance Capital, Ltd................................   211,681   2,750,216
    Reliance Communications, Ltd......................... 1,053,725   2,415,119
   *Reliance Energy, Ltd.................................   174,920   2,136,668
    Reliance Industrial Infrastructure, Ltd..............     7,834      91,071
    Reliance Industries, Ltd............................. 1,478,993  27,651,446
   *Reliance MediaWorks, Ltd.............................    23,621      62,063
   *Reliance Power, Ltd.................................. 1,317,490   3,328,013
    Rolta India, Ltd.....................................   207,154     541,658
    Ruchi Infrastructure, Ltd............................     1,244         539
    Ruchi Soya Industries, Ltd...........................   209,655     464,225
   *Rural Electrification Corp., Ltd.....................   600,461   2,845,282
   *S Mobility, Ltd......................................    85,349     218,313
   *S.Kumars Nationwide, Ltd.............................   218,877     273,425
   *Sadbhav Engineering, Ltd.............................    24,133      77,790
    Sanwaria Agro Oils, Ltd..............................     4,608       2,666

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
   *Satyam Computer Services, Ltd.........................   920,600 $1,752,782
    SEAMEC, Ltd...........................................    12,199     31,700
    Sesa Goa, Ltd.........................................   633,990  3,934,609
    Shipping Corp. of India, Ltd..........................   364,735    834,767
    Shiv-Vani Oil & Gas Exploration Services, Ltd.........    19,863     96,055
    Shoppers Stop, Ltd....................................    42,808    380,301
    Shree Ashtavinyak Cine Vision, Ltd....................   642,203     59,733
    Shree Cement, Ltd.....................................    14,509    576,908
   *Shree Renuka Sugars, Ltd..............................   781,852  1,239,679
    Shriram EPC, Ltd......................................    13,876     41,963
    Shriram Transport Finance Co., Ltd....................   159,410  2,305,134
    Simplex Infrastructures, Ltd..........................     4,792     32,415
   *Sintex Industries, Ltd................................   423,461  1,681,071
    SKF India, Ltd........................................    26,925    399,885
    Sobha Developers, Ltd.................................    98,238    576,880
    Solar Industries India, Ltd...........................       207      3,180
    Sonata Software, Ltd..................................    58,800     47,813
    South Indian Bank, Ltd................................ 1,537,510    815,391
    SPML Infra, Ltd.......................................     7,377     28,311
    SREI Infrastructure Finance, Ltd......................   256,428    270,998
    SRF, Ltd..............................................    33,988    243,905
    State Bank of Bikaner & Jaipur........................    34,217    371,286
    State Bank of India...................................    71,597  3,787,555
    Steel Authority of India, Ltd.........................   837,645  2,391,623
    Sterling Biotech, Ltd.................................   166,520    316,103
  #*Sterlite Industries (India), Ltd. ADR.................   425,465  6,284,118
   *Sterlite Industries (India), Ltd. Series A............   767,126  2,780,579
    Sterlite Technologies, Ltd............................   215,182    243,370
    Strides Arcolab, Ltd..................................    67,649    571,070
   *Sun Pharma Advanced Research Co., Ltd.................   135,759    284,677
    Sun Pharmaceuticals Industries, Ltd...................   324,432  3,783,635
    Sun TV Network, Ltd...................................    75,061    546,209
    Sundaram Clayton, Ltd.................................     3,760     12,347
    Sundaram Finance, Ltd.................................     2,814     36,244
    Sundram Fastners, Ltd.................................   105,224    138,640
    Supreme Industries, Ltd...............................    54,935    261,510
    Supreme Petrochem, Ltd................................     3,242      5,319
   *Suzlon Energy, Ltd.................................... 1,746,319  2,068,105
    Swaraj Engines, Ltd...................................     1,260     13,138
    Syndicate Bank........................................   307,325    832,093
    Taj GVK Hotels & Resorts, Ltd.........................    32,994     73,010
    Tamilnadu Newsprint & Papers, Ltd.....................    36,247     98,071
    Tanla Solutions, Ltd..................................    80,718     26,105
    Tata Chemicals, Ltd...................................   148,529  1,194,955
  #*Tata Communications, Ltd. ADR.........................    58,951    589,510
    Tata Consultancy Services, Ltd........................   261,370  6,709,530
    Tata Elxsi, Ltd.......................................    27,785    147,771
    Tata Investment Corp., Ltd............................    15,640    169,131
    Tata Motors, Ltd......................................   337,869  7,229,773
    Tata Motors, Ltd. Sponsored ADR.......................     8,800    188,496
    Tata Power Co., Ltd...................................    85,794  2,490,720
    Tata Steel, Ltd.......................................   566,213  7,216,374
    Tata Tea, Ltd.........................................   759,807  1,823,008
   *Tata Teleservices Maharashtra, Ltd.................... 1,004,165    501,489
   *TCI Developers, Ltd...................................     1,466      6,622
    Tech Mahindra, Ltd....................................    94,278  1,648,928
   *Teledata Marine Solutions, Ltd........................    39,608     30,699
   *Texmaco Rail & Engineering, Ltd.......................    79,270    164,937
    Texmaco, Ltd..........................................    79,270     58,038
    Thermax India, Ltd....................................    50,392    649,990
    Thomas Cook India, Ltd................................   181,121    198,783

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
    Time Technoplast, Ltd..............................    127,150 $    197,347
   *Timken India, Ltd..................................     54,549      284,746
    Titagarh Wagons, Ltd...............................     11,823      115,119
    Titan Industries, Ltd..............................    336,500    1,735,327
    Torrent Pharmaceuticals, Ltd.......................     44,919      668,903
    Torrent Power, Ltd.................................    153,351      827,700
    Transport Corp of India, Ltd.......................     29,320       60,650
    Trent, Ltd.........................................     13,810      378,973
   *Trent, Ltd. Series A...............................      2,180       57,324
   *Trent, Ltd. Series B...............................      2,180       55,252
    Triveni Engineering & Industries, Ltd..............    168,022      128,004
   *Triveni Turbine, Ltd...............................    168,022      200,912
   *TTK Prestige, Ltd..................................      8,213      546,092
    Tube Investments of India, Ltd.....................    123,094      442,301
   *Tulip IT Services, Ltd.............................     99,251      350,312
   *TV18 Broadcast, Ltd................................     14,164       22,541
    TVS Motor Co., Ltd.................................    202,168      225,212
   *UCO Bank...........................................    338,611      648,612
    Uflex, Ltd.........................................     60,887      288,022
   *Ultratech Cement, Ltd..............................     73,757    1,716,333
    Unichem Laboratories, Ltd..........................     59,633      194,581
    Union Bank of India, Ltd...........................    169,531    1,108,097
    Unitech, Ltd.......................................  1,703,363    1,180,357
   *United Breweries Holdings, Ltd.....................        676        2,082
    United Breweries, Ltd..............................     46,535      524,445
    United Phosphorus, Ltd.............................    512,257    1,920,456
    United Spirits, Ltd................................    133,918    3,079,241
    Unity Infraprojects, Ltd...........................     19,986       27,025
    Usha Martin, Ltd...................................    254,576      256,378
   *UTV Software Communications, Ltd...................     31,140      676,715
   *Vardhman Special Steels, Ltd.......................      5,275        2,507
    Vardhman Textiles, Ltd.............................     26,377      128,382
    Varun Shipping Co., Ltd............................     70,152       37,421
   *Venky's India, Ltd.................................      5,481       74,193
    Videocon Industries, Ltd...........................    192,327      816,545
   *Videsh Sanchar Nigam, Ltd..........................    114,702      576,513
    Vijaya Bank, Ltd...................................    236,455      338,224
    VIP Industries, Ltd................................     18,801      344,081
   *Voltamp Transformers, Ltd..........................      5,393       61,545
    Voltas, Ltd........................................    157,257      490,318
   *VST Industries, Ltd................................      3,214       88,544
    WABCO-TVS (India), Ltd.............................      6,924      198,990
    Walchandnagar Industries, Ltd......................     14,754       38,273
    Welspun Corp., Ltd.................................    210,869      710,875
   *Welspun Global Brands, Ltd.........................      3,685        1,751
   *Welspun India, Ltd.................................     36,850       34,469
   *Welspun Investments & Commercials, Ltd.............      1,842        2,800
    Wipro, Ltd.........................................    352,643    3,106,467
   *Wire & Wireless India, Ltd.........................    302,852       58,133
   *Wockhardt, Ltd.....................................     70,880      720,734
    Wyeth, Ltd.........................................     13,354      307,870
    Yes Bank, Ltd......................................    286,059    2,004,921
    Zee Entertainment Enterprises, Ltd.................    943,402    2,801,927
   *Zee Learn, Ltd.....................................    117,925       56,948
    Zensar Technologies, Ltd...........................     22,768       74,816
    Zuari Industries, Ltd..............................     19,017      286,228
    Zydus Wellness, Ltd................................     17,266      241,982
                                                                   ------------
TOTAL INDIA............................................             513,834,579
                                                                   ------------
INDONESIA -- (3.3%)
    PT Adaro Energy Tbk................................ 13,818,500    4,284,634

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
INDONESIA -- (Continued)
   *PT Adhi Karya Tbk..................................   1,663,500 $   138,665
   *PT Agis Tbk........................................     980,000      13,611
    PT AKR Corporindo Tbk..............................   3,468,300   1,243,329
   *PT Aneka Tambang Tbk...............................   8,293,000   1,946,710
    PT Asahimas Flat Glass Tbk.........................     403,000     426,397
    PT Astra Agro Lestari Tbk..........................     596,500   1,644,905
    PT Astra Graphia Tbk...............................   1,158,000     149,991
    PT Astra International Tbk.........................   2,085,000  17,270,629
   *PT Bakrie & Brothers Tbk........................... 174,151,250   1,408,908
    PT Bakrie Sumatera Plantations Tbk.................  30,169,500   1,538,171
    *PT Bakrie Telecom Tbk.............................  47,723,039   2,018,211
   *PT Bakrieland Development Tbk......................  81,836,500   1,621,911
    PT Bank Bukopin Tbk................................   7,903,500     779,997
    PT Bank Central Asia Tbk...........................  10,785,000  10,504,383
    PT Bank Danamon Indonesia Tbk......................   5,819,318   3,725,238
    PT Bank Mandiri Tbk................................  10,856,018  10,000,756
    PT Bank Negara Indonesia Persero Tbk...............  13,874,730   7,246,381
   *PT Bank Pan Indonesia Tbk..........................  18,874,000   2,126,908
   *PT Bank Permata Tbk................................      70,000      13,831
    PT Bank Rakyat Indonesia Persero Tbk...............  12,950,500  10,482,937
    PT Bank Tabungan Negara Tbk........................   7,846,015   1,567,078
   *PT Bank Tabungan Pensiunan Nasional Tbk............   1,118,000     497,091
   *PT Barito Pacific Tbk..............................   6,857,000     814,211
    PT Bayan Resources Tbk.............................     950,000   2,602,066
   *PT Berlian Laju Tanker Tbk.........................  16,152,166     560,306
   *PT Bhakti Investama Tbk............................  46,292,400   1,411,763
    PT Bisi International Tbk..........................   3,708,500     631,753
    PT Budi Acid Jaya Tbk..............................   2,800,500      96,967
    PT Bumi Resources Tbk..............................  34,987,500  12,490,169
   *PT Bumi Serpong Damai Tbk..........................  13,630,500   1,630,271
   *PT Central Proteinaprima Tbk.......................  22,741,500     141,758
   *PT Chandra Asri Petrochemical Tbk..................       7,000       2,959
    PT Charoen Pokphand Indonesia Tbk..................  12,481,660   3,991,835
   *PT Ciputra Development Tbk.........................  24,049,424   1,554,209
   *PT Ciputra Surya Tbk...............................   2,291,000     247,431
    PT Citra Marga Nusaphala Persada Tbk...............   2,369,000     411,447
    PT Clipan Finance Indonesia Tbk....................   1,554,500     140,474
   *PT Darma Henwa Tbk.................................  29,255,000     405,138
   *PT Davomas Adabi Tbk...............................   4,583,000      39,341
   *PT Delta Dunia Makmur Tbk..........................   7,760,000     892,458
    PT Elnusa Tbk......................................   4,562,500     154,883
   *PT Energi Mega Persada Tbk.........................  67,329,000   2,009,726
    PT Gajah Tunggal Tbk...............................   3,670,500   1,409,182
    PT Global Mediacom Tbk.............................  11,800,000   1,207,197
    PT Gozco Plantations Tbk...........................   5,273,000     232,260
    PT Gudang Garam Tbk................................   1,200,000   7,173,345
   *PT Hanson International Tbk........................  13,121,500     354,435
    PT Hexindo Adiperkasa Tbk..........................     464,000     438,889
   *PT Holcim Indonesia Tbk............................   6,559,500   1,596,719
   *PT Indah Kiat Pulp & Paper Corp. Tbk...............   6,691,000   1,006,776
    PT Indika Energy Tbk...............................   3,022,500   1,319,763
    PT Indo Tambangraya Megah Tbk......................     434,500   2,574,257
    PT Indocement Tunggal Prakarsa Tbk.................   2,042,000   3,706,987
    PT Indofood Sukses Makmur Tbk......................  11,675,500   8,697,562
   *PT Indorama Synthetics Tbk.........................      12,500       5,346
    PT Indosat Tbk.....................................     788,000     503,543
  #*PT Indosat Tbk ADR.................................      26,690     867,959
   *PT Inovisi Infracom Tbk............................      74,500      75,706
    PT International Nickel Indonesia Tbk..............   5,851,750   2,915,345
   *PT Intiland Development Tbk........................   8,570,000     327,390
    PT Japfa Comfeed Indonesia Tbk.....................   3,144,000   1,954,711

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
INDONESIA -- (Continued)
   *PT Jasa Marga Tbk..................................  5,132,000 $  2,394,698
   *PT Jaya Real Property Tbk..........................    352,500       69,443
    PT Kalbe Farma Tbk.................................  8,149,000    3,329,695
   *PT Kawasan Industri Jababeka Tbk................... 17,129,000      370,556
    PT Lippo Karawaci Tbk.............................. 45,745,562    4,186,573
    PT Matahari Putra Prima Tbk........................  4,758,772      683,258
    PT Mayorah Indah Tbk...............................    748,000    1,487,945
    PT Medco Energi Internasional Tbk..................  3,586,500    1,051,912
    PT Media Nusantara Citra Tbk.......................  8,739,093    1,097,467
   *PT Mitra Adiperkasa Tbk............................  2,427,500    1,318,036
   *PT Mitra International Resources Tbk...............  5,183,500       97,543
   *PT Pabrik Kertas Tjiwi Kimia Tbk...................  1,123,500      336,676
   *PT Pakuwon Jati Tbk................................  5,813,000      613,915
   *PT Panin Financial Tbk............................. 24,066,500      478,155
   *PT Panin Insurance Tbk.............................  4,565,000      327,406
    PT Perusahaan Gas Negara Tbk.......................  8,485,500    3,959,798
    PT Perusahaan Perkebunan London Sumatra Indonesia
      Tbk..............................................  6,635,000    1,829,754
   *PT Polaris Investama Tbk...........................    521,000       73,028
   *PT Polychem Indonesia Tbk..........................  3,456,500      345,138
    PT Ramayana Lestari Sentosa Tbk....................  8,722,000      859,713
   *PT Resource Alam Indonesia Tbk.....................    637,500      513,986
   *PT Sampoerna Agro Tbk..............................  1,772,059      758,840
    PT Samudera Indonesia Tbk..........................    117,000       73,391
    PT Selamat Sempurna Tbk............................  1,713,500      263,858
    PT Semen Gresik Persero Tbk........................  3,609,500    4,004,182
   *PT Sentul City Tbk................................. 26,220,000      591,145
    PT Summarecon Agung Tbk............................ 15,531,032    2,335,625
    PT Surya Citra Media Tbk...........................     31,000       23,846
   *PT Suryainti Permata Tbk...........................  3,098,000       32,428
    PT Tambang Batubara Bukit Asam Tbk.................    810,500    2,027,864
    PT Telekomunikasi Indonesia Tbk....................  1,753,500    1,517,607
    PT Telekomunikasi Indonesia Tbk Sponsored ADR......    150,062    5,237,164
   *PT Tiga Pilar Sejahtera Food Tbk...................  1,521,839      136,206
    PT Timah Tbk.......................................  5,271,500    1,513,796
    PT Trada Maritime Tbk..............................  8,057,987      557,919
    PT Trias Sentosa Tbk...............................  2,750,000      222,907
    PT Trimegah Securities Tbk.........................  5,343,500       63,753
   *PT Truba Alam Manunggal Engineering Tbk............ 15,388,500      110,292
    PT Tunas Baru Lampung Tbk..........................  1,519,500      133,589
    PT Tunas Ridean Tbk................................  6,643,000      570,287
    PT Unilever Indonesia Tbk..........................  1,041,500    1,909,935
    PT United Tractors Tbk.............................  2,122,246    6,807,333
    PT Wijaya Karya Tbk................................  4,514,500      360,057
    PT XL Axiata Tbk...................................  2,388,000    1,612,010
                                                                   ------------
TOTAL INDONESIA........................................             203,535,938
                                                                   ------------
ISRAEL -- (0.0%)
    Delta-Galil Industries, Ltd........................          1            6
   *Electra Real Estate, Ltd...........................          1            5
    Formula Systems, Ltd...............................         --            6
   *Formula Vision Technologies, Ltd...................         --           --
   *Koor Industries, Ltd...............................          1           12
   *Makhteshim-Agan Industries, Ltd....................          1            3
    Mivtach Shamir Holdings, Ltd.......................     10,592      349,481
   *Naphtha Israel Petroleum Corp., Ltd................          1            3
    Osem Investments, Ltd..............................         --            8
    Super-Sol, Ltd. Series B...........................         --            2
                                                                   ------------
TOTAL ISRAEL...........................................                 349,526
                                                                   ------------
MALAYSIA -- (3.3%)
    Aeon Co. Berhad....................................    245,400      613,031

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
MALAYSIA -- (Continued)
    Affin Holdings Berhad................................. 1,220,300 $1,398,174
    Airasia Berhad........................................ 2,627,100  3,475,097
   *Alam Maritim Resources Berhad.........................   472,000    146,604
    Al-'Aqar KPJ REIT Berhad..............................    34,155     13,441
    Alliance Financial Group Berhad....................... 2,350,100  2,938,132
   *Amcorp Properties Berhad..............................   233,633     40,142
    AMMB Holdings Berhad.................................. 3,430,850  7,498,737
    Amway (Malaysia) Holdings Berhad......................    63,300    200,201
    Ann Joo Resources Berhad..............................   469,050    472,811
    APM Automotive Holdings Berhad........................   207,500    348,884
   *Asia Pacific Land Berhad..............................   531,500     72,530
    Axiata Group Berhad................................... 2,705,925  4,645,759
    Bandar Raya Developments Berhad....................... 1,103,100    739,068
    Batu Kawan Berhad.....................................   294,450  1,625,499
    Berjaya Assets Berhad.................................   115,800     35,802
    Berjaya Corp. Berhad.................................. 5,734,000  2,294,619
    Berjaya Land Berhad................................... 2,769,200    990,810
   *Berjaya Media Berhad..................................    52,300     11,842
    Berjaya Sports Toto Berhad............................   699,014  1,036,983
    Bimb Holdings Berhad.................................. 1,064,000    788,051
    Bolton Berhad.........................................   252,900     89,333
    Boustead Heavy Industries Corp. Berhad................    49,200     62,114
    Boustead Holdings Berhad..............................   838,020  1,648,812
    British American Tobacco Malaysia Berhad..............   129,700  2,030,835
    Bursa Malaysia Berhad.................................   444,300  1,153,409
    Cahya Mata Sarawak Berhad.............................   325,000    243,269
    Carlsberg Brewery Malaysia Berhad.....................   165,000    408,131
   *CB Industrial Product Holding Berhad..................   112,980    154,798
    Chemical Co. of Malaysia Berhad.......................   111,000     61,043
   *CI Holdings Berhad....................................    23,200     32,705
    CIMB Group Holdings Berhad............................ 3,276,014  9,117,879
    Coastal Contracts Berhad..............................   458,477    383,263
    CSC Steel Holdings Berhad.............................   344,200    193,902
   *D&O Green Technologies Berhad.........................   131,933      9,207
    Dayang Enterprise Holdings Berhad.....................   420,875    283,252
    Dialog Group Berhad................................... 2,510,573  2,289,861
    DiGi.Com Berhad.......................................   247,292  2,512,082
    Dijaya Corp. Berhad...................................    54,000     27,095
    DRB-Hicom Berhad...................................... 2,083,200  1,571,938
    Dutch Lady Milk Industries Berhad.....................    24,800    158,557
    Eastern & Oriental Berhad............................. 1,430,282    750,224
    Eastern Pacific Industrial Corp. Berhad...............   116,400    109,715
    ECM Libra Avenue Berhad...............................   982,737    296,416
    EON Capital Berhad....................................   655,600    565,818
    Esso Malaysia Berhad..................................   213,800    354,956
    Evergreen Fibreboard Berhad...........................   525,500    205,496
    Faber Group Berhad....................................   485,600    325,208
   *Fountain View Development Berhad......................    31,500         --
    Fraser & Neave Holdings Berhad........................   172,200  1,119,739
    Gamuda Berhad......................................... 3,077,900  3,827,710
    Genting Berhad........................................ 2,144,000  7,805,170
    Genting Malaysia Berhad............................... 5,258,500  6,458,848
    Genting Plantations Berhad............................   420,200  1,115,789
    Globetronics Technology Berhad........................   155,620     52,500
    Glomac Berhad.........................................   292,500    175,228
    Gold IS Berhad........................................   404,812    232,318
    Grand United Holdings Berhad..........................   274,800    115,510
   *Green Packet Berhad...................................   603,900    144,264
    Guiness Anchor Berhad.................................   150,600    533,075
    GuocoLand (Malaysia) Berhad...........................   486,500    176,721
    Hai-O Enterprise Berhad...............................   217,500    151,381

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
MALAYSIA -- (Continued)
    Hap Seng Consolidated Berhad......................... 2,364,840 $ 1,235,351
    Hap Seng Plantations Holdings Berhad.................   394,400     362,343
    Hartalega Holdings Berhad............................   165,900     310,809
   *Ho Wah Genting Berhad................................   176,600      23,979
    Hock Seng Lee Berhad.................................   446,420     236,097
    Hong Leong Bank Berhad...............................   543,800   2,442,633
    Hong Leong Financial Group Berhad....................   465,300   2,053,091
    Hong Leong Industries Berhad.........................   147,800     197,748
   *Hovid Berhad.........................................   177,700      14,418
   *Hubline Berhad.......................................   139,400       4,210
    Hunza Properties Berhad..............................    97,600      53,814
    Hwang-DBS (Malaysia) Berhad..........................   123,200     103,242
    IGB Corp. Berhad..................................... 2,262,299   1,600,096
    IJM Corp. Berhad..................................... 2,440,710   5,180,060
    IJM Land Berhad...................................... 1,160,800   1,079,055
    IJM Plantations Berhad...............................   668,300     615,307
   *Insas Berhad.........................................   372,840      63,378
    Integrated Logistics Berhad..........................   111,735      33,101
    Integrax Berhad......................................   122,200      57,066
    IOI Corp. Berhad..................................... 2,307,577   4,003,244
   *Jaks Resources Berhad................................   327,000      76,973
    Jaya Tiasa Holdings Berhad...........................   167,525     370,813
   *Jerneh Asia Berhad...................................   199,000      88,469
    JT International Berhad..............................    83,000     196,385
   *K & N Kenanga Holdings Berhad........................   605,600     149,810
   *Karambunai Corp. Berhad.............................. 2,906,100     166,636
    Keck Seng (Malaysia) Berhad..........................   314,400     446,115
    Kencana Petroleum Berhad.............................   760,032     755,504
    KFC Holdings (Malaysia) Berhad.......................   529,200     701,125
    Kian Joo Can Factory Berhad..........................   450,880     323,781
    Kim Loong Resources Berhad...........................   152,320     115,460
    Kinsteel Berhad...................................... 1,049,100     245,499
    KLCC Property Holdings Berhad........................ 1,100,800   1,241,579
    KNM Group Berhad..................................... 2,117,268   1,297,678
    Kossan Rubber Industries Berhad......................   264,700     275,849
    KPJ Healthcare Berhad................................   371,250     574,870
    KSL Holdings Berhad..................................   226,266     135,466
    Kuala Lumpur Kepong Berhad...........................   339,322   2,484,081
    Kub Malaysia Berhad..................................   500,900     124,616
    Kulim Malaysia Berhad................................ 1,828,800   2,265,288
   *Kumpulan Europlus Berhad.............................   327,400     123,431
   *Kumpulan Fima Berhad.................................   149,200      89,296
   *Kumpulan Hartanah Selangor Berhad....................   202,200      19,799
    Kumpulan Perangsang Selangor Berhad..................   309,900     107,560
   *Kurnia Asia Berhad...................................   786,600     142,866
    Lafarge Malayan Cement Berhad........................   657,900   1,631,800
   *Landmarks Berhad.....................................   812,492     374,344
    Latexx Partners Berhad...............................   138,300      89,591
   *Leader Universal Holdings Berhad.....................   482,800     139,711
    Leong Hup Holdings Berhad............................   140,000      77,380
    Lingkaran Trans Kota Holdings Berhad.................   556,900     700,731
   *Lingui Development Berhad............................   166,900      99,584
   *Lion Corp. Berhad....................................   754,900      69,968
    Lion Diversified Holdings Berhad.....................   615,000     107,157
    Lion Forest Industries Berhad........................    37,800      20,442
    Lion Industries Corp. Berhad......................... 1,763,300     990,378
    LPI Capital Berhad...................................    10,700      49,213
   *MAA Holdings Berhad..................................   187,600      40,716
   *Mah Sing Group Berhad................................   600,380     477,012
    Malayan Banking Berhad............................... 3,746,379  11,042,713
   *Malayan Flour Mills Berhad...........................    44,000     116,979

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
MALAYSIA -- (Continued)
    Malaysia Airports Holdings Berhad.....................   646,700 $1,413,828
    Malaysia Building Society Berhad......................   483,074    242,441
   *Malaysian Airlines System Berhad...................... 1,750,166    870,835
    Malaysian Bulk Carriers Berhad........................   712,423    527,925
   *Malaysian Pacific Industries Berhad...................   180,925    255,094
    Malaysian Resources Corp. Berhad...................... 3,856,500  3,304,726
    Mamee Double Decker Berhad............................    58,800     83,244
    Maxis Berhad.......................................... 1,222,815  2,264,445
    MBM Resources Berhad..................................   218,600    233,429
    Media Prima Berhad.................................... 1,309,220  1,295,123
    Mega First Corp. Berhad...............................   145,000     82,174
    Metro Kajang Holdings Berhad..........................    36,151     18,868
    MISC Berhad........................................... 1,126,160  2,822,310
   *MK Land Holdings Berhad...............................   997,300    115,738
    MMC Corp. Berhad...................................... 1,882,900  1,708,061
   *MNRB Holdings Berhad..................................   146,300    140,473
    Mudajaya Group Berhad.................................   227,733    245,886
    Muhibbah Engineering Berhad........................... 1,077,300    441,095
   *Mulpha International Berhad........................... 3,988,200    651,012
    Naim Holdings Berhad..................................   237,500    178,364
    NCB Holdings Berhad...................................    89,000    115,688
    Nestle (Malaysia) Berhad..............................    63,800  1,013,783
    Notion VTEC Berhad....................................   254,830    178,750
    NTPM Holdings Berhad..................................   669,600    120,782
   *Nylex (Malaysia) Berhad...............................   104,843     21,724
    Oriental Holdings Berhad..............................   439,340    741,513
    OSK Holdings Berhad................................... 1,196,532    607,345
    P.I.E. Industrial Berhad..............................    54,600     70,034
   *Pan Malaysia Cement Works Berhad......................   547,600     18,427
    Panasonic Manufacturing Malaysia Berhad...............    44,000    361,349
    Paramount Corp. Berhad................................   322,860    206,696
    Parkson Holdings Berhad...............................   627,355  1,230,294
    PBA Holdings Berhad...................................   172,500     56,035
    Pelikan International Corp. Berhad....................   410,610    138,190
   *Perisai Petroleum Teknologi Berhad....................   658,200    174,111
   *Perwaja Holdings Berhad...............................    25,600      8,764
    Petronas Dagangan Berhad..............................   226,900  1,361,750
    Petronas Gas Berhad...................................   455,108  2,064,427
    PJ Development Holdings Berhad........................   440,000    111,031
    Plus Expressways Berhad...............................   723,600  1,061,282
    POS Malaysia Berhad...................................   664,600    713,391
    PPB Group Berhad......................................   853,300  4,986,787
    Press Metal Berhad....................................   255,900    185,851
    Protasco Berhad.......................................   260,000     88,470
    Proton Holdings Berhad................................   923,600    989,977
    Puncak Niaga Holding Berhad...........................   228,860    121,197
    QL Resources Berhad...................................   625,840    670,071
    QSR Brands Berhad.....................................    39,000     84,487
   *Ramunia Holdings Berhad...............................   312,996     45,268
    Ranhill Berhad........................................   380,700     94,221
    RCE Capital Berhad....................................   560,300     98,160
    RHB Capital Berhad....................................   802,160  2,461,081
    Salcon Berhad.........................................   220,600     40,160
    SapuraCrest Petroleum Berhad..........................   751,100  1,127,560
    Sarawak Oil Palms Berhad..............................   143,660    208,409
    Scientex, Inc. Berhad.................................   120,564    104,794
   *Scomi Group Berhad.................................... 2,283,200    242,518
   *Scomi Marine Berhad...................................    53,500      7,183
    Selangor Dredging Berhad..............................   366,400     93,151
    Selangor Properties Berhad............................       800        959
    Shangri-La Hotels (Malaysia) Berhad...................   297,200    270,780

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
MALAYSIA -- (Continued)
    Shell Refining Co. Federation of Malaysia Berhad....   215,000 $    746,425
    SHL Consolidated Berhad.............................   202,800       94,950
    Sime Darby Berhad................................... 1,998,324    6,157,594
    Sino Hua-An International Berhad....................   939,700       93,365
    SP Setia Berhad..................................... 1,556,350    2,044,363
    Star Publications (Malaysia) Berhad.................   645,200      733,830
    Subur Tiasa Holdings Berhad.........................   118,860      102,524
    Sunway City Berhad..................................   645,100    1,110,766
   *Sunway Holdings Berhad..............................   669,400      586,655
    Supermax Corp. Berhad...............................   440,875      544,883
   *Supportive International Holdings Berhad............    41,300       13,712
    Suria Capital Holdings Berhad.......................   198,450      113,072
    Ta Ann Holdings Berhad..............................   338,572      640,745
   *TA Enterprise Berhad................................ 2,848,700      647,390
   *TA Global Berhad.................................... 1,295,940      157,061
   *Talam Corp. Berhad..................................   700,000       16,506
    Tan Chong Motor Holdings Berhad.....................   786,700    1,297,747
    TDM Berhad..........................................   385,200      409,452
   *Tebrau Teguh Berhad.................................   659,900      157,317
    Telekom Malaysia Berhad............................. 1,606,100    2,192,146
    Tenaga Nasional Berhad.............................. 2,225,781    4,595,279
    TH Plantations Berhad...............................   328,800      238,015
    Three-A Resources Berhad............................   168,300       82,329
   *Time Dotcom Berhad.................................. 3,760,400      886,703
    Time Engineering Berhad.............................   479,000       46,730
    Top Glove Corp. Berhad..............................   699,580    1,270,708
    Tradewinds (Malaysia) Berhad........................   293,200      948,670
   *Tradewinds Corp. Berhad.............................   503,600      152,683
    TRC Synergy Berhad..................................   384,192       86,752
    TSH Resources Berhad................................   188,400      199,620
    UAC Berhad..........................................    22,764       24,689
    Uchi Technologies Berhad............................   315,500      139,385
   *UEM Land Holdings Berhad............................ 1,784,945    1,561,899
    UMW Holdings Berhad................................. 1,085,606    2,702,434
    Unico-Desa Plantations Berhad.......................   983,693      344,542
    Unisem (Malaysia) Berhad............................   927,020      434,145
    United Malacca Rubber Estates Berhad................   154,650      366,058
    United Plantations Berhad...........................   107,500      746,991
    United U-Li Corp. Berhad............................   128,300       53,426
    VS Industry Berhad..................................   167,208       87,443
    Wah Seong Corp. Berhad..............................   845,012      654,035
    WCT Berhad.......................................... 1,816,200    1,876,609
    Wing Tai Malaysia Berhad............................   286,900      170,287
    WTK Holdings Berhad.................................   601,250      364,127
    YTL Cement Berhad...................................    11,000       19,390
    YTL Corp. Berhad.................................... 7,457,670    3,513,290
    YTL e-Solutions Berhad..............................   713,500      218,097
   *YTL Land & Development Berhad.......................   574,100      287,972
    YTL Power International Berhad...................... 2,045,154    1,349,113
    Yu Neh Huat Berhad..................................   951,199      618,059
   *Zelan Berhad........................................   553,600       70,766
    Zhulian Corp Berhad.................................    70,266       41,643
                                                                   ------------
TOTAL MALAYSIA..........................................            205,753,411
                                                                   ------------
MEXICO -- (4.2%)
   #Alfa S.A.B. de C.V. Series A........................   763,108   11,182,689
   #Alsea de Mexico S.A.B. de C.V.......................   572,900      651,616
   #America Movil S.A.B. de C.V. Series L............... 4,095,750    5,283,128
    America Movil S.A.B. de C.V. Series L ADR........... 1,159,937   29,926,375
   #Arca Continental SAB de C.V......................... 1,813,759   10,044,416
  #*Axtel S.A.B. de C.V................................. 1,179,738      688,506

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
MEXICO -- (Continued)
   *Bio Pappel S.A.B. de C.V.............................    21,400 $    16,227
    Bolsa Mexicana de Valores S.A. de C.V................   684,995   1,348,128
  #*Carso Infraestructura y Construccion S.A.B. de
      C.V................................................ 1,826,737   1,112,792
  #*Cementos de Mexico S.A.B de C.V. Series B............   185,196     130,961
  #*Cemex S.A.B. de C.V. Sponsored ADR................... 2,223,241  15,651,617
  #*Cia Minera Autlan S.A.B. de C.V......................   150,700     245,361
    Coca-Cola Femsa S.A.B. de C.V. Series L..............    40,000     386,119
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.........    52,633   5,068,558
   #Compartamos S.A.B. de C.V............................ 1,439,680   2,590,548
   #Consorcio ARA S.A.B. de C.V.......................... 1,953,300   1,025,136
  #*Controladora Comercial Mexicana S.A.B. de C.V.
      Series B........................................... 1,202,050   2,048,256
  #*Corporacion GEO S.A.B. de C.V. Series B.............. 1,015,200   2,033,462
   *Corporacion Interamericana de Entramiento S.A.B.
       de C.V. Series B..................................   222,600     116,636
    Corporacion Moctezuma S.A.B. de C.V..................   248,700     614,477
   *Desarrolladora Homex S.A.B. de C.V...................   326,400   1,420,473
  #*Desarrolladora Homex S.A.B. de C.V. ADR..............    20,182     529,778
   *Dine S.A.B. de C.V...................................     7,300       2,954
    El Puerto de Liverpool S.A.B. de C.V.................   153,700   1,244,025
   *Empresas ICA S.A.B. de C.V...........................   537,200   1,092,497
  #*Empresas ICA S.A.B. de C.V. Sponsored ADR............   204,099   1,655,243
  #*Financiera Independencia S.A.B de C.V................   238,688     199,291
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
      ADR................................................   317,293  22,962,494
   *Genomma Lab Internacional S.A.B. de C.V..............   466,200   1,067,661
   *Gruma S.A.B. de C.V. ADR.............................     6,300      53,550
  #*Gruma S.A.B. de C.V. Series B........................   827,630   1,759,295
   #Grupo Aeroportuario del Centro Norte, S.A.B. de C.V..   427,500     867,945
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR..   108,071   4,424,427
   #Grupo Aeroportuario del Sureste S.A.B. de C.V........   423,400   2,524,030
   #Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR...    18,709   1,115,431
    Grupo Carso S.A.B. de C.V. Series A-1................ 1,142,088   3,191,576
   *Grupo Cementos de Chihuahua S.A.B. de C.V............   211,154     752,342
   #Grupo Elektra S.A. de C.V............................    90,576   6,559,396
   *Grupo Famsa S.A.B. de C.V............................   143,586     190,228
   #Grupo Financiero Banorte S.A.B. de C.V............... 3,060,776  13,403,754
   #Grupo Financiero Inbursa S.A.B. de C.V. Series O..... 1,353,605   6,365,944
    Grupo Gigante S.A.B. de C.V. Series B................    41,000      85,582
    Grupo Herdez S.A.B. de C.V...........................   515,798   1,107,419
   #Grupo Industrial Bimbo S.A.B. de C.V. Series A....... 2,164,959   5,203,368
    Grupo Industrial Maseca S.A.B. de C.V. Series B......    44,200      48,522
   *Grupo Industrial Saltillo S.A.B. de C.V..............    58,600      71,894
    Grupo Kuo S.A.B. de C.V. Series B....................   191,500     287,153
   *Grupo Mexicano de Desarrollo S.A.B. de C.V...........    13,000      10,079
    Grupo Mexico S.A.B. de C.V. Series B................. 4,750,219  17,524,003
   #Grupo Modelo S.A.B. de C.V. Series C.................   810,582   5,004,113
   *Grupo Simec S.A. de C.V..............................   231,900     566,646
   #Grupo Televisa S.A. de C.V...........................   191,500     851,669
    Grupo Televisa S.A. de C.V. Sponsored ADR............   570,501  12,659,417
  #*Impulsora del Desarrollo y El Empleo en America
        Latina S.A.B. de C.V............................. 1,826,687   3,330,502
   #Industrias Bachoco S.A.B. de C.V. Series B...........    28,037      54,940
   *Industrias Bachoco S.A.B. de C.V. Sponsored ADR......     4,360     102,111
   *Industrias CH S.A.B. de C.V. Series B................   489,660   1,735,481
   #Industrias Penoles S.A.B. de C.V.....................   118,815   5,121,153
   *Inmuebles Carso S.A.B. de C.V........................ 1,077,625   1,036,557
    Kimberly Clark de Mexico S.A.B. de C.V. Series A.....   531,900   3,308,146
   *Maxcom Telecomunicaciones S.A.B. de C.V..............     6,900       2,446
  #*Megacable Holdings S.A.B. de C.V.....................   156,885     374,258
    Mexichem S.A.B. de C.V............................... 1,582,379   6,868,889
  #*Minera Frisco S.A.B. de C.V.......................... 1,010,100   5,075,758
   #Organizacion Soriana S.A.B. de C.V. Series B......... 2,094,990   5,890,168
  #*Promotora y Operadora de Infraestructura S.A. de
      C.V................................................   280,552   1,401,888
    Qualitas Cia de Seguros S.A. de C.V..................    68,160      61,556

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
MEXICO -- (Continued)
  #*Sare Holding S.A.B. de C.V.........................    449,700 $     89,654
    Telefonos de Mexico S.A.B. de C.V. Series L........    105,800       85,633
   #Telefonos de Mexico S.A.B. de C.V. Sponsored ADR...    278,425    4,499,348
   #TV Azteca S.A.B. de C.V............................  2,738,161    2,057,592
  #*Urbi Desarrollos Urbanos S.A.B. de C.V.............  1,348,184    2,980,700
  #*Vitro S.A.B. de C.V................................    193,764      192,158
   #Wal-Mart de Mexico S.A.B. de C.V. Series V.........  3,282,178    9,063,020
                                                                   ------------
TOTAL MEXICO...........................................             258,299,165
                                                                   ------------
PERU -- (0.2%)
    Cia de Minas Buenaventura S.A. ADR.................     88,700    3,631,378
    Credicorp, Ltd.....................................     75,526    7,378,890
                                                                   ------------
TOTAL PERU.............................................              11,010,268
                                                                   ------------
PHILIPPINES -- (1.0%)
    A. Soriano Corp....................................    818,000       66,946
    Aboitiz Equity Ventures, Inc.......................  3,332,700    3,313,837
    Aboitiz Power Corp.................................  2,548,400    1,964,462
   *Atlas Consolidated Mining & Development Corp.......    944,500      528,686
    Ayala Corp. Series A...............................    443,116    3,430,932
    Ayala Land, Inc....................................  7,404,820    2,958,779
    Banco de Oro Unibank, Inc..........................  2,038,530    3,093,350
    Bank of the Philippine Islands.....................  2,169,183    3,073,400
   *Belle Corp.........................................  4,248,000      475,611
    China Banking Corp.................................     27,355      268,051
   *Cyber Bay Corp.....................................  3,846,000       86,615
   *Digital Telecommunications Philippines., Inc.......  4,100,000      149,639
    DMCI Holdings, Inc.................................  1,962,100    2,095,514
   *Empire East Land Holdings, Inc.....................  4,900,000       95,437
    Energy Development Corp............................ 10,020,500    1,615,140
   *Fil-Estate Land, Inc...............................  3,895,000      268,580
    Filinvest Development Corp.........................    863,000      101,966
    Filinvest Land, Inc................................ 25,289,687      779,581
   *First Gen Corp.....................................  2,156,500      766,107
    First Philippines Holdings Corp....................    542,100      794,775
    Globe Telecom, Inc.................................     67,540    1,536,499
    International Container Terminal Services, Inc.....  1,553,800    2,010,985
   *JG Summit Holdings, Inc............................    312,500      193,095
    Jollibee Foods Corp................................    554,915    1,145,196
   *Lepanto Consolidated Mining Co. Series B........... 11,392,207      329,814
   *Lopez Holdings Corp................................  4,725,000      650,011
    Manila Electric Co.................................    250,830    1,660,262
    Manila Water Co, Inc...............................  1,543,500      723,302
    Megaworld Corp..................................... 27,352,600    1,421,642
    Metro Bank & Trust Co..............................  2,078,642    3,793,760
   *Metro Pacific Corp. Series A.......................    225,000       11,106
   *Metro Pacific Investments Corp..................... 12,108,000    1,035,665
   *Pepsi-Cola Products Philippines, Inc...............  2,267,000      127,391
    Philex Mining Corp.................................    770,250      469,308
   *Philex Petroleum Corp..............................     96,281        6,397
    Philippine Long Distance Telephone Co..............      9,640      546,784
   #Philippine Long Distance Telephone Co. Sponsored
     ADR...............................................     38,300    2,167,780
   *Philippine National Bank...........................    980,740    1,372,115
    Philippine Stock Exchange, Inc.....................     10,200       60,614
    PhilWeb Corp.......................................    558,300      212,300
    Rizal Commercial Banking Corp......................    647,119      438,390
    Robinson's Land Corp. Series B.....................  5,530,250    1,742,812
   *San Miguel Corp....................................    790,250    2,391,382
    Security Bank Corp.................................    398,360    1,025,866
    Semirara Mining Corp...............................    216,720    1,160,059
    Shang Properties, Inc..............................    174,286        7,949

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
PHILIPPINES -- (Continued)
    SM Development Corp.................................. 3,741,175 $   714,298
    SM Investments Corp..................................   200,920   2,589,475
    SM Prime Holdings, Inc............................... 7,154,626   1,958,962
   *Southeast Asia Cement Holdings, Inc.................. 4,981,000     186,954
    Union Bank of Philippines............................   388,700     580,826
    Universal Robina Corp................................ 2,393,200   2,689,343
    Vista Land & Lifescapes, Inc......................... 8,072,000     661,096
                                                                    -----------
TOTAL PHILIPPINES........................................            61,548,846
                                                                    -----------
POLAND -- (1.6%)
    Agora SA.............................................   117,268     673,096
    Amica Wronki SA......................................     7,253      85,362
   *AmRest Holdings SA...................................    27,985     769,460
    Apator SA............................................    24,049     163,317
    Asseco Poland SA.....................................   176,232   3,021,689
   *ATM SA...............................................    23,413      84,144
    Bank Handlowy w Warszawie SA.........................    71,422   2,109,221
    Bank Millennium SA...................................   989,958   1,892,466
    Bank Pekao SA........................................    80,974   4,628,640
   *Bank Przemyslowo Handlowy BPH SA.....................     4,634     101,838
   *Barlinek SA..........................................    72,057      69,647
   *Bioton SA............................................ 8,698,900     374,035
   *BOMI SA..............................................    24,202      52,331
   *Boryszew SA.......................................... 2,512,699     792,430
   *BRE Bank SA..........................................    20,592   2,349,719
    Budimex SA...........................................    16,560     486,511
   *Cersanit-Krasnystaw SA...............................   218,682     628,850
   *Ciech SA.............................................    62,368     436,156
   *Cinema City International NV.........................    26,280     305,644
   *Colian SA............................................     9,504      10,109
   *ComArch SA...........................................     2,253      52,192
    Cyfrowy Polsat SA....................................    58,808     340,081
    Debica SA............................................     7,882     135,788
    Decora SA............................................     5,510      23,205
    Dom Development SA...................................     9,946     161,497
   *Dom Maklerski IDM SA.................................   327,359     287,132
   *Echo Investment SA...................................   655,616   1,075,912
    Elektrobudowa SA.....................................     2,716     144,635
   *Elstar Oils SA.......................................    31,097      49,033
    Emperia Holding SA...................................    22,416     836,996
   *Enea SA..............................................   213,371   1,442,887
   *Energomontaz Poludnie SA.............................    14,733      20,388
    Eurocash SA..........................................    90,231     881,510
    Fabryki Mebli Forte SA...............................    20,079      67,006
   *Famur SA.............................................    50,159      67,881
   *Farmacol SA..........................................    34,487     345,124
   *Ferrum SA............................................    15,630      67,485
   *Gant Development SA..................................    35,903     143,180
   *Getin Holding SA.....................................   563,791   2,291,229
    Grupa Kety SA........................................    19,284     803,487
   *Grupa Lotos SA.......................................   147,597   2,022,485
   *Hydrobudowa Polska SA................................   164,537      99,661
    Impexmetal SA........................................   174,925     297,770
    ING Bank Slaski SA...................................     3,503   1,070,045
   *Inter Cars SA........................................       928      28,917
   *JW Construction Holding SA...........................    22,563     109,889
   *Kernel Holding SA....................................    53,723   1,412,342
   *KGHM Polska Miedz SA.................................   169,060  11,570,779
   *Koelner SA...........................................    14,359      55,611
    Kredyt Bank SA.......................................    93,037     574,578
   *LC Corp. SA..........................................   512,734     219,149

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
POLAND -- (Continued)
    LPP SA...............................................       891 $   713,784
   *Lubelski Wegiel Bogdanka SA..........................    23,599     907,196
   *MCI Management SA....................................    84,292     209,923
   *Mercor SA............................................     2,734      12,539
   *MNI SA...............................................   192,290     192,436
   *Mondi Packaging Paper Swiecie SA.....................    18,925     541,126
   *Mostostal Siedlce SA................................. 1,288,352   1,336,926
    Mostostal Warszawa SA................................    10,158     108,427
   *Mostostal Zabrze Holding SA..........................   168,586     133,518
   *Multimedia Polska SA.................................    94,331     315,333
   *Netia Holdings SA....................................   614,336   1,279,820
    NFI Empik Media & Fashion SA.........................    51,073     283,362
    NG2 SA...............................................    20,090     404,116
   *Noble Bank SA........................................    35,956      81,640
   *Optimus SA...........................................   108,264     263,251
   *Orbis SA.............................................    58,514     734,635
   *PBG SA...............................................    16,510     829,611
    Pekaes SA............................................    15,818      33,587
   *Petrolinvest SA......................................   135,453     342,024
   *Pfleiderer Grajewo SA................................    55,729     251,020
   *PGE SA...............................................   705,801   5,880,495
   *Polish Energy Partners SA............................    21,173     213,588
    Polnord SA...........................................    25,251     196,525
    Polska Grupa Farmaceutyczna SA.......................    17,477     275,576
   *Polski Koncern Miesny Duda SA........................   373,841     159,489
   *Polski Koncern Naftowy Orlen SA......................   643,094  10,779,046
    Polskie Gornictwo Naftowe I Gazownictwo SA........... 1,567,353   2,387,482
    Powszechna Kasa Oszczednosci Bank Polski SA..........   429,800   6,334,714
   *Powszechny Zaklad Ubezpieczen SA.....................    34,615   4,707,153
   *Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA.....    75,793     598,957
    Raciborska Fabryka Kotlow SA.........................    72,986     324,306
    Sniezka SA...........................................     9,541     116,588
   *Stalexport SA........................................   209,801      79,738
    Stalprodukt SA.......................................     4,234     467,535
   *Stalprofil SA........................................     1,188       8,289
   *Sygnity SA...........................................    34,008     260,760
    Synthos SA........................................... 1,401,209   2,888,966
    Telekomunikacja Polska SA............................   641,747   4,016,876
   *Trakcja Polska SA....................................   114,358     110,565
    TVN SA...............................................   155,325     941,314
   *Vistula Group SA.....................................    81,530      44,216
    Zaklady Azotowe Pulawy SA............................    14,551     552,246
   *Zaklady Azotowe w Tarnowie-Moscicach SA..............    34,525     371,575
   *Zaklady Azotowe w Tarnowie-Moscicach SA Allotment
     Certificates........................................    22,064     237,657
   *Zaklady Chemiczne Police SA..........................    51,821     211,841
    Zaklady Tluszcowe Kruszwica SA.......................     4,721     134,747
    Zelmer SA............................................    11,142     155,660
                                                                    -----------
TOTAL POLAND.............................................            97,162,717
                                                                    -----------
RUSSIA -- (3.6%)
   *Eurasia Drilling Co, Ltd. GDR........................    15,987     470,395
   *Evraz Group SA GDR...................................   146,895   4,891,580
    Federal Hydrogenerating Co. ADR...................... 1,713,660   8,534,534
   *Gazprom OAO Sponsored ADR............................ 5,815,255  83,214,342
    Gazpromneft JSC Sponsored ADR........................   286,585   7,212,136
    Globaltrans Investment P.L.C. Sponsored GDR..........    65,413   1,189,042
   *Integra Group Holdings GDR...........................   189,363     596,705
    Lukoil OAO Sponsored ADR.............................   548,785  36,493,312
    Magnitogorsk Iron & Steel Works Sponsored GDR........   197,466   2,184,444
   *Mechel Sponsored ADR.................................   189,457   4,713,690
   *MMC Norilsk Nickel JSC ADR...........................   479,301  12,771,536

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
RUSSIA -- (Continued)
    Novolipetsk Steel OJSC GDR..........................    95,703 $  3,567,917
   *Novorossiysk Sea Trade Port GDR.....................    93,065      786,200
   *PIK Group GDR.......................................   187,057      723,204
   *Polymetal JSC GDR...................................   110,068    2,278,432
    Rosneft Oil Co. GDR.................................   999,828    8,485,132
    Severstal OAO GDR...................................   223,480    4,318,252
   *Surgutneftegas Sponsonsored ADR.....................   883,260    8,908,687
    Tatneft Sponsored ADR...............................   111,215    4,643,519
    TMK OAO GDR.........................................    71,715    1,259,551
   *Uralkali Sponsored GDR..............................   152,155    7,445,568
   #VimpelCom, Ltd. Sponsored ADR.......................   536,751    6,655,712
    VTB Bank OJSC GDR...................................   848,862    5,076,925
   *X5 Retail Group NV GDR..............................    77,770    3,232,635
                                                                   ------------
TOTAL RUSSIA............................................            219,653,450
                                                                   ------------
SOUTH AFRICA -- (7.0%)
    ABSA Group, Ltd.....................................   559,154   10,998,289
    Acucap Properties, Ltd..............................   145,129      784,032
    Adcock Ingram Holdings, Ltd.........................   277,589    2,541,908
    Adcorp Holdings, Ltd................................   146,463      593,229
    Advtech, Ltd........................................   657,182      555,090
    AECI, Ltd...........................................   264,829    3,177,093
    Afgri, Ltd..........................................   849,913      813,133
    African Bank Investments, Ltd....................... 1,354,757    6,842,080
    #African Oxygen, Ltd................................   307,613      964,577
    African Rainbow Minerals, Ltd.......................   187,751    5,297,942
    Allied Electronics Corp., Ltd.......................   103,490      403,759
    Allied Technologies, Ltd............................    94,343      853,915
    Anglo American Platinum Corp., Ltd..................    42,692    3,648,963
    AngloGold Ashanti, Ltd..............................     6,997      295,523
    AngloGold Ashanti, Ltd. Sponsored ADR...............   271,047   11,367,711
    ArcelorMittal South Africa, Ltd.....................   279,195    2,869,426
    Argent Industrial, Ltd..............................   135,199      177,065
    Aspen Pharmacare Holdings, Ltd......................   330,822    4,068,216
    Assore, Ltd.........................................    49,407    1,651,757
    Astral Foods, Ltd...................................    82,268    1,565,028
    Aveng, Ltd..........................................   788,362    4,223,040
    AVI, Ltd............................................   843,330    4,026,837
    Avusa, Ltd..........................................   140,014      500,811
    Barloworld, Ltd.....................................   499,352    4,820,273
    Basil Read Holdings, Ltd............................    40,636       84,621
   *Bell Equipment, Ltd.................................   121,325      261,584
    Bidvest Group, Ltd..................................   293,310    6,883,046
    Blue Label Telecoms, Ltd............................   603,609      463,329
   #Brait SA............................................   457,594    1,196,919
    Business Connexion Group, Ltd.......................   131,796       90,433
   *Business Connexion Group, Ltd. Series A.............    14,855        1,623
    Capital Property Fund...............................   123,493      158,524
   #Capitec Bank Holdings, Ltd..........................    58,728    1,591,517
    Cashbuild, Ltd......................................    51,520      705,816
    Caxton & CTP Publishers & Printers, Ltd.............   348,066      766,468
    Ceramic Industries, Ltd.............................     9,393      169,246
    Cipla Medpro South Africa, Ltd......................   882,534      864,006
    City Lodge Hotels, Ltd..............................    59,096      551,799
    Clicks Group, Ltd...................................   421,281    2,516,492
    Coronation Fund Managers, Ltd.......................   310,817      949,392
    Data Tec, Ltd.......................................   419,735    2,442,366
    Datacentrix Holdings, Ltd...........................   127,775       81,036
    Delta EMD, Ltd......................................    28,740       32,829
    Discovery Holdings, Ltd.............................   498,200    2,917,463
    Distell Group, Ltd..................................    96,572    1,022,570

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH AFRICA -- (Continued)
   *Distribution & Warehousing Network, Ltd..............   161,277 $   150,717
    Dorbyl, Ltd..........................................    16,666       7,068
    Durban Roodeport Deep, Ltd...........................   947,170     440,647
    ElementOne, Ltd......................................    90,000     158,237
   *EOH Holdings, Ltd....................................    62,151     205,103
   *Eqstra Holdings, Ltd.................................   229,938     241,115
   *Evraz Highveld Steel & Vanadium, Ltd.................    35,483     238,772
    Exxaro Resources, Ltd................................   205,983   5,528,591
    Famous Brands, Ltd...................................    63,448     435,894
    FirstRand, Ltd....................................... 4,165,713  12,032,708
    Foschini Group, Ltd. (The)...........................   352,444   4,639,978
    Gijima Group, Ltd.................................... 1,040,416      84,256
    Gold Fields, Ltd.....................................    64,532   1,001,466
    Gold Fields, Ltd. Sponsored ADR...................... 1,096,177  17,089,399
    Gold Reef Resorts, Ltd...............................   238,622     573,010
    Grindrod, Ltd........................................   917,242   1,890,499
   #Group Five, Ltd......................................   247,254   1,093,965
   *Growthpoint Properties, Ltd.......................... 2,399,761   6,606,971
    Harmony Gold Mining Co., Ltd.........................   159,622   2,160,317
   #Harmony Gold Mining Co., Ltd. Sponsored ADR..........   710,909   9,654,144
    Hudaco Industries, Ltd...............................    67,530     805,089
   *Hulamin, Ltd.........................................   196,255     202,304
    Iliad Africa, Ltd....................................   267,300     219,831
    Illovo Sugar, Ltd....................................   598,095   2,319,049
    Impala Platinum Holdings, Ltd........................   491,808  12,589,340
    Imperial Holdings, Ltd...............................   511,777   8,791,864
    Investec, Ltd........................................   395,736   3,179,494
    JD Group, Ltd........................................   446,058   2,883,907
    JSE, Ltd.............................................   176,712   1,745,735
    Kagiso Media, Ltd....................................    11,726      30,395
    Kap International Holdings, Ltd......................   308,543     119,803
    Kumba Iron Ore, Ltd..................................    49,041   3,733,644
    Lewis Group, Ltd.....................................   281,198   3,559,886
    Liberty Holdings, Ltd................................   233,537   2,618,327
    Life Healthcare Group Holdings, Ltd..................   210,971     548,610
   *Massmart Holdings, Ltd...............................    96,310   2,079,404
    Medi-Clinic Corp., Ltd...............................   781,725   3,690,456
    Merafe Resources, Ltd................................ 3,359,356     540,143
    Metair Investments, Ltd..............................   262,123     667,805
   *Metorex, Ltd.........................................   574,555     727,457
    MMI Holdings, Ltd.................................... 2,441,982   6,200,607
    Mondi, Ltd...........................................   341,517   2,712,201
   *Mpact, Ltd...........................................   341,517     697,338
    Mr. Price Group, Ltd.................................   311,970   3,436,186
    MTN Group, Ltd....................................... 1,239,848  26,609,807
    Murray & Roberts Holdings, Ltd.......................   462,498   2,109,485
   *Mvelaphanda Group, Ltd...............................   660,924     336,081
   *Mvelaserve, Ltd......................................   157,875     279,530
    Nampak, Ltd.......................................... 1,810,135   6,016,860
    Naspers, Ltd. Series N...............................   358,511  19,370,082
    Nedbank Group, Ltd...................................   354,952   7,453,079
    Network Healthcare Holdings, Ltd..................... 1,418,017   3,082,973
    Northam Platinum, Ltd................................   418,278   2,308,624
    Nu-World Holdings, Ltd...............................    23,372      83,934
    Oceana Group, Ltd....................................    75,475     428,385
   *Omnia Holdings, Ltd..................................   135,793   1,628,070
   #Palabora Mining Co., Ltd.............................    46,214     943,507
    Peregrine Holdings, Ltd..............................   409,587     687,152
   #Petmin, Ltd..........................................   102,947      44,728
    Pick'n Pay Stores, Ltd...............................   226,244   1,387,535
    Pioneer Foods, Ltd...................................   162,131   1,491,494

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH AFRICA -- (Continued)
    Pretoria Portland Cement Co., Ltd...................   655,777 $  2,530,640
    PSG Group, Ltd......................................   464,665    3,238,546
    Rainbow Chicken, Ltd................................    66,901      175,412
    Raubex Group, Ltd...................................   220,889      507,762
   *Resilient Property Income Fund, Ltd.................   253,374    1,244,893
    Reunert, Ltd........................................   334,239    2,951,516
    Sanlam, Ltd......................................... 3,530,404   14,247,736
    Santam, Ltd.........................................    85,052    1,644,659
   *Sappi, Ltd..........................................   705,231    3,122,950
   *Sappi, Ltd. Sponsored ADR...........................   399,244    1,776,636
    Sasol, Ltd..........................................    50,967    2,555,433
    Sasol, Ltd. Sponsored ADR...........................   576,553   28,914,133
    SecureData Holdings, Ltd............................   201,602       19,608
   *Sentula Mining, Ltd.................................   771,776      291,619
    Shoprite Holdings, Ltd..............................   431,604    6,753,362
   *Simmer & Jack Mines, Ltd............................ 1,518,300        4,545
    Spar Group, Ltd. (The)..............................   225,440    3,105,572
    Spur Corp., Ltd.....................................   254,069      527,376
    Standard Bank Group, Ltd............................ 1,294,358   18,759,017
    Stefanutti Stocks Holdings, Ltd.....................    21,793       38,419
   #Steinhoff International Holdings, Ltd............... 2,793,228    9,652,359
    Sun International, Ltd..............................   141,845    1,989,001
   *Super Group, Ltd.................................... 4,797,782      575,613
    Telkom South Africa, Ltd............................   487,794    2,604,455
   #Telkom South Africa, Ltd. Sponsored ADR.............    24,334      518,416
    Tiger Brands, Ltd...................................   174,985    5,326,960
    Tongaat-Hulett, Ltd.................................   222,605    3,132,033
   *Trans Hex Group, Ltd................................    55,148       27,462
    Trencor, Ltd........................................   261,843    1,368,972
    Truworths International, Ltd........................   429,292    4,661,472
    UCS Group, Ltd......................................   175,071       14,442
    Value Group, Ltd....................................    95,008       55,634
   *Village Main Reef, Ltd..............................   719,512      137,336
    Vodacom Group, Ltd..................................   239,680    3,047,565
    Vukile Property Fund, Ltd...........................   161,975      346,251
   *Wesizwe Platinum, Ltd...............................   453,480      121,691
    Wilson Bayly Holme-Ovcon, Ltd.......................   105,844    1,700,380
    Woolworths Holdings, Ltd............................ 1,324,745    6,193,569
    Zeder Investments, Ltd..............................   127,940       47,847
                                                                   ------------
TOTAL SOUTH AFRICA......................................            433,315,126
                                                                   ------------
SOUTH KOREA -- (13.8%)
    Aekyung Petrochemical Co., Ltd......................     7,810      386,594
   #Amorepacific Corp...................................     3,239    3,689,763
    Amorepacific Group..................................     7,068    1,555,281
   *Artone Paper Manufacturing Co., Ltd.................     1,875        3,550
   #Asia Cement Manufacturing Co., Ltd..................     6,186      285,028
    Asia Paper Manufacturing Co., Ltd...................     3,740       34,467
   *Asiana Airlines, Inc................................   177,100    1,780,961
    AUK Corp............................................    58,520      232,383
  #*Baiksan Co., Ltd....................................    30,100      149,903
   #Basic House Co., Ltd. (The).........................    23,330      603,051
    Bing Grae Co., Ltd..................................    11,323      647,239
  #*BNG Steel Co., Ltd..................................    18,360      368,375
    Boo Kook Securities Co., Ltd........................     4,620       79,048
    Boryung Pharmaceutical Co., Ltd.....................     8,847      214,879
   *BS Financial Group, Inc.............................   335,290    5,167,848
    Bu Kwang Pharmaceutical Co., Ltd....................    28,238      407,381
    BYC Co., Ltd........................................       190       31,048
   *Byuck San Corp......................................     3,790       69,894
   *Byuck San Engineering & Construction Co., Ltd.......    10,240       15,153

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
   #Capro Corp............................................    28,740 $  989,487
  #*Charm Engineering Co., Ltd............................    47,540    149,532
   #Cheil Industrial, Inc.................................    54,880  6,268,771
    Cheil Worldwide, Inc..................................   146,330  2,310,783
  #*Chin Hung International, Inc.......................... 1,069,873    281,464
   *Cho Kwang Leather Co., Ltd............................     6,000     69,847
    Choil Aluminum Manufacturing Co., Ltd.................     3,320     33,288
   #Chong Kun Dang Pharmaceutical Corp....................    19,264    591,059
   #Choongwae Holdings Co., Ltd...........................     6,395     23,397
    Chosun Refractories Co., Ltd..........................     2,001    128,928
   #CJ CGV Co., Ltd.......................................    21,630    640,603
    CJ Cheiljedang Corp...................................    19,595  5,691,900
   #CJ Corp...............................................    35,976  2,901,683
   *CJ E&M Corp...........................................    11,693    526,443
  #*CJ Seafood Corp.......................................    28,110     73,394
  #*CosmoAM&T Co., Ltd....................................    15,410    129,370
  #*Cosmochemical Co., Ltd................................    16,480    288,991
    Crown Confectionery Co., Ltd..........................     1,879    271,709
    Dae Dong Industrial Co., Ltd..........................    25,530    108,786
    Dae Han Flour Mills Co., Ltd..........................     2,124    337,201
   #Dae Won Kang Up Co., Ltd..............................    69,330    444,894
   #Daechang Co., Ltd.....................................   113,630    213,595
    Daeduck Electronics Co., Ltd..........................    66,760    563,700
    Daeduck Industries Co., Ltd...........................    39,020    324,548
    Daegu Department Store Co., Ltd.......................    11,070    132,818
    Daehan City Gas Co., Ltd..............................     4,970    132,880
   #Daehan Steel Co., Ltd.................................    22,440    176,845
    Daehan Synthetic Fiber Co., Ltd.......................     1,234    112,211
   #Dae-Il Corp...........................................    28,480    256,484
    Daekyo Co., Ltd.......................................    66,110    376,635
  #*Daekyung Machinery & Engineering Co., Ltd.............    21,230     81,762
   *Daelim Industrial Co., Ltd............................    60,914  7,287,641
    Daelim Trading Co., Ltd...............................     3,405     13,047
   #Daesang Corp..........................................    40,437    507,851
    Daesang Holdings Co., Ltd.............................    41,530    164,965
   #Daesung Group Partners Co., Ltd.......................     1,915    159,257
   #Daesung Holdings Co., Ltd.............................    20,090    214,421
    Daesung Industrial Co., Ltd...........................     2,358     97,269
   #Daewon Pharmaceutical Co., Ltd........................    12,090     82,115
  #*Daewoo Engineering & Construction Co., Ltd............   227,355  2,660,564
   #Daewoo International Corp.............................    46,397  1,757,512
    Daewoo Securities Co., Ltd............................   268,860  4,728,242
   #Daewoo Shipbuilding & Marine Engineering Co., Ltd.....   153,590  5,454,488
    Daewoong Co., Ltd.....................................     2,750     43,863
   #Daewoong Pharmaceutical Co., Ltd......................     9,125    386,886
    Dahaam E-Tec Co., Ltd.................................     1,420     29,713
    Daishin Securities Co., Ltd...........................    89,540  1,158,828
   *Daiyang Metal Co., Ltd................................         1          1
   #Daou Technology, Inc..................................    54,250    506,572
    DCM Corp..............................................    14,340    229,161
   *DGB Financial Group, Inc..............................   309,247  4,898,440
   #Digital Power Communications Co., Ltd.................    30,360     54,669
   #Dong Ah Tire Industrial Co., Ltd......................    13,260    126,932
    Dong IL Rubber Belt Co., Ltd..........................    24,170    140,788
  #*Dong Yang Gang Chul Co., Ltd..........................    67,630    231,349
   #Dong-A Pharmaceutical Co., Ltd........................    16,930  1,813,728
   #Dongaone Co., Ltd.....................................    80,300    243,165
    Dongbang Agro Co., Ltd................................     8,450     51,220
    Dongbu Corp...........................................    16,950    137,701
  #*Dongbu HiTek Co., Ltd.................................    48,248    528,407
    Dongbu Insurance Co., Ltd.............................    62,940  3,123,177

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
    Dongbu Securities Co., Ltd.............................  42,061 $   217,868
    Dongbu Steel Co., Ltd..................................  43,265     357,155
    Dong-Il Corp...........................................   2,689     152,519
   #Dongil Industries Co., Ltd.............................   2,602     186,899
    Dongkuk Steel Mill Co., Ltd............................  92,120   3,466,075
   #Dongwha Pharm Co., Ltd.................................  37,435     211,731
   #Dongwon F&B Co., Ltd...................................   3,000     154,240
   #Dongwon Industries Co., Ltd............................   2,472     432,797
  #*Dongwon Systems Corp................................... 139,820     176,602
   #Dongyang Engineering & Construction Corp...............   1,620       8,569
   #Dongyang Mechatronics Corp.............................  43,499     778,840
   #Doosan Construction & Engineering Co., Ltd............. 109,490     525,182
    Doosan Corp............................................  18,680   2,618,256
   #Doosan Heavy Industries & Construction Co., Ltd........  69,035   4,422,067
  #*Doosan Infracore Co., Ltd..............................  83,780   2,086,857
  #*DuzonBIzon Co., Ltd....................................  24,050     246,974
   #E1 Corp................................................   5,537     329,164
   *Eagon Industrial Co., Ltd..............................   7,180      48,909
  #*E-Mart Co., Ltd........................................  28,435   7,416,888
   *Eugene Investment & Securities Co., Ltd................ 110,505     568,169
   *F&F Co., Ltd...........................................   9,310      75,678
  #*FCB Twelve Co., Ltd....................................   1,910     235,291
  #*Firstech Co., Ltd......................................  58,476     116,731
  #*Foosung Co., Ltd.......................................  63,103     479,224
    Fursys, Inc............................................  10,506     273,308
   #Gaon Cable Co., Ltd....................................   3,692      65,146
    GIIR, Inc..............................................  13,310     126,133
   #Global & Yuasa Battery Co., Ltd........................  13,750     570,104
    Golden Bridge Investment & Securities Co., Ltd.........  54,510      85,543
  #*Grand Korea Leisure Co., Ltd...........................  22,970     508,227
  #*Green Cross Corp.......................................   6,255   1,020,700
    Green Cross Holdings Corp..............................  62,110   1,081,188
   *Green Non-Life Insurance Co., Ltd......................  12,735      52,236
    GS Engineering & Construction Corp.....................  68,575   7,743,287
   #GS Global Corp.........................................  16,541     265,225
    GS Holdings Corp.......................................  98,806   8,467,326
    Gwangju Shinsegae Co., Ltd.............................   1,362     239,718
   *Hae In Co., Ltd........................................  18,810     109,182
   #Halla Climate Control Corp.............................  70,130   1,710,366
   #Halla Engineering & Construction Corp..................  29,884     684,091
   #Han Kuk Carbon Co., Ltd................................  42,020     260,212
    Han Yang Securities Co., Ltd...........................  15,770     119,954
    Hana Financial Group, Inc.............................. 393,782  15,444,739
  #*Hanall Biopharma Co., Ltd..............................  32,300     333,163
    Handok Pharmaceuticals Co., Ltd........................   2,270      29,827
   #Handsome Corp..........................................  32,834     876,160
   #Hanil Cement Manufacturing Co., Ltd....................   9,123     427,946
   *Hanil Construction Co., Ltd............................   3,517       9,869
   #Hanil E-Wha Co., Ltd...................................  45,230     516,230
  #*Hanjin Heavy Industries & Construction Co., Ltd........  78,029   2,271,069
    Hanjin Heavy Industries & Construction Holdings Co.,
      Ltd..................................................  24,795     260,912
   #Hanjin Shipping Co., Ltd...............................  76,474   1,528,100
   #Hanjin Shipping Holdings Co., Ltd......................  23,654     285,377
   #Hanjin Transportation Co., Ltd.........................  17,650     567,694
  #*Hankook Cosmetics Co., Ltd.............................  12,893      29,781
    Hankook Cosmetics Manufacturing Co., Ltd...............   3,526      15,564
    Hankook Shell Oil Co., Ltd.............................   1,135     229,279
   #Hankook Tire Manufacturing Co., Ltd.................... 105,620   4,295,098
    Hankuk Glass Industries, Inc...........................   3,770     107,508
   #Hankuk Paper Manufacturing Co., Ltd....................   5,240      97,370
  #*Hanmi Holdings Co., Ltd................................   3,788      99,953

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
  #*Hanmi Pharm Co., Ltd...................................   5,303 $   432,175
   #Hanmi Semiconductor Co., Ltd...........................  20,440     138,564
    Hansae Co., Ltd........................................  12,022      87,588
  #*Hansae Yes24 Holdings Co., Ltd.........................  20,217     135,191
    Hanshin Construction Co., Ltd..........................   5,790      69,629
   #Hansol Chemical Co., Ltd...............................  17,960     322,663
   #Hansol CSN Co., Ltd....................................  60,440      87,134
  #*Hansol HomeDeco Co., Ltd...............................  56,180      60,712
   #Hansol LCD, Inc........................................  15,230     472,561
   #Hansol Paper Co., Ltd..................................  81,310     676,284
   #Hanssem Co., Ltd.......................................  19,200     314,723
   #Hanwha Chemical Corp................................... 156,002   6,878,902
   *Hanwha Corp............................................  98,572   4,832,982
   *Hanwha General Insurance Co., Ltd......................  49,064     448,979
    Hanwha Securities Co., Ltd............................. 114,581     708,619
    Hanwha Timeworld Co., Ltd..............................   4,460     103,112
   #Heung-A Shipping Co., Ltd..............................  82,578      66,832
   *Heungkuk Fire & Marine Insurance Co., Ltd..............  21,329     122,810
  #*Hite Brewery Co., Ltd..................................  11,885   1,252,023
   #Hite Holdings Co., Ltd.................................  16,744     272,772
   *HMC Investment Securities Co., Ltd.....................  35,160     669,888
   #Honam Petrochemical Corp...............................  19,404   7,949,546
   #Hotel Shilla Co., Ltd..................................  71,750   2,090,265
    HS R&A Co., Ltd........................................   7,800     183,956
  #*Huchems Fine Chemical Corp.............................  38,785     990,202
    Husteel Co., Ltd.......................................   8,380     182,630
   *Hwa Sung Industrial Co., Ltd...........................   2,500       9,930
    Hwacheon Machine Tool Co., Ltd.........................   2,871     203,951
   #Hwashin Co., Ltd.......................................  32,270     562,727
   #Hynix Semiconductor, Inc............................... 503,551  11,608,247
  #*Hyosung T & C Co., Ltd.................................  56,847   5,033,133
   *Hyundai Cement Co., Ltd................................   6,730      44,061
   #Hyundai Corp...........................................   9,130     319,994
   #Hyundai Department Store Co., Ltd......................  33,771   5,890,540
   #Hyundai Development Co................................. 140,089   4,400,966
   #Hyundai Elevator Co., Ltd..............................   5,529     622,128
    Hyundai Engineering & Construction Co., Ltd............  63,353   5,191,989
   #Hyundai Engineering Plastics Co., Ltd..................  37,930     235,494
    Hyundai Glovis Co., Ltd................................  10,989   2,002,641
    Hyundai Greenfood Co., Ltd............................. 100,140   1,485,596
    Hyundai Heavy Industries Co., Ltd......................  18,213   7,041,259
   #Hyundai Hysco..........................................  60,290   2,765,998
    Hyundai Marine & Fire Insurance Co., Ltd............... 111,040   3,556,488
   #Hyundai Merchant Marine Co., Ltd.......................  75,030   2,130,852
  #*Hyundai Mipo Dockyard Co., Ltd.........................  23,922   3,787,851
    Hyundai Mobis..........................................  38,601  13,896,346
    Hyundai Motor Co., Ltd................................. 163,269  36,348,379
    Hyundai Securities Co.................................. 299,053   3,612,922
    Hyundai Steel Co.......................................  87,238  10,752,320
    Il Dong Pharmaceutical Co., Ltd........................  25,470     205,493
    Il Yang Pharmaceutical Co., Ltd........................  20,152     699,819
   #Iljin Diamond Co., Ltd.................................  16,130     215,876
  #*Iljin Display Co., Ltd.................................  18,630     162,223
   #Iljin Electric Co., Ltd................................  38,814     272,732
    Iljin Holdings Co., Ltd................................  28,743      87,208
   #Ilshin Spinning Co., Ltd...............................   2,704     254,660
    Ilsung Pharmaceutical Co., Ltd.........................   2,088     183,924
    Incheon City Gas Co., Ltd..............................      10         201
    Industrial Bank of Korea, Ltd.......................... 295,030   5,071,465
    InziControls Co., Ltd..................................   6,210      53,329
    IS Dongseo Co., Ltd....................................  32,730     636,903

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
   #ISU Chemical Co., Ltd..................................  17,410 $   519,512
   #IsuPetasys Co., Ltd....................................  60,500     293,494
    Jahwa Electronics Co., Ltd.............................  21,870     137,804
    Jeil Pharmaceutical Co.................................  15,510     208,769
   *Jeil Savings Bank......................................   3,200       9,348
    Jeonbuk Bank, Ltd......................................  92,147     539,056
   *Jinheung Savings Bank..................................  14,257      40,533
   *Jinro, Ltd.............................................  20,190     677,647
   #JW Pharmaceutical Corp.................................  11,427     239,415
   #K.C. Tech Co., Ltd.....................................  37,205     267,397
    Kangwon Land, Inc...................................... 131,330   3,735,762
    KB Financial Group, Inc................................  11,530     573,540
   *KB Financial Group, Inc. ADR........................... 337,393  16,738,067
   *KC Cottrell Co., Ltd...................................   7,070     138,600
    KCC Corp...............................................  10,364   3,441,050
   *KCO Energy, Inc........................................      70         332
  #*Keangnam Enterprises, Ltd..............................  18,665     249,831
   *KEC Corp...............................................  26,663      21,994
  #*KEPCO Engineering & Construction Co., Inc..............  10,009     711,120
   #KEPCO Plant Service & Engineering Co., Ltd.............  11,720     446,910
   #Keyang Electric Machinery Co., Ltd.....................  34,480     126,336
   #KG Chemical Corp.......................................  14,330     119,840
   #Kia Motors Corp........................................ 218,671  16,031,357
  #*KIC, Ltd...............................................  18,990      57,448
   #KISCO Corp.............................................   8,218     252,202
    Kishin Corp............................................  39,050     228,388
   #KISWIRE, Ltd...........................................  12,880     641,418
    KIWOOM Securities Co., Ltd.............................  24,738   1,372,535
   *KleanNara Co., Ltd.....................................     470       1,979
    Kolon Corp.............................................   7,395     238,748
  #*Kolon Engineering & Construction Co., Ltd..............  37,690     182,353
   #Kolon Industries, Inc..................................  38,062   4,239,826
    Korea Cast Iron Pipe Co., Ltd..........................  22,220      89,703
  #*Korea Circuit Co., Ltd.................................  25,880     150,938
    Korea Cottrell Co., Ltd................................  37,344     121,182
   *Korea Development Co., Ltd.............................  18,560      70,157
    Korea Development Leasing Corp.........................   5,835     118,783
   *Korea Electric Power Corp..............................  34,920     848,697
   *Korea Electric Power Corp. Sponsored ADR............... 296,940   3,587,035
    Korea Electric Terminal Co., Ltd.......................  10,400     276,379
    Korea Exchange Bank.................................... 562,429   4,985,365
   *Korea Express Co., Ltd.................................  22,962   2,210,115
   #Korea Flange Co., Ltd..................................   7,930     156,526
    Korea Gas Corp.........................................  44,638   1,509,459
    Korea Investment Holdings Co., Ltd.....................  97,780   3,866,985
    Korea Iron & Steel Co., Ltd............................   2,565      94,764
   #Korea Kolmar Co., Ltd..................................  30,063     227,465
    Korea Komho Petrochemical Co., Ltd.....................  15,444   3,175,465
   *Korea Life Insurance Co., Ltd..........................  53,270     377,414
  #*Korea Line Corp........................................  25,859     169,972
   #Korea Petrochemical Industrial Co., Ltd................   4,360     697,049
    Korea Reinsurance Co., Ltd............................. 143,958   1,800,771
   *Korea Savings Bank.....................................   2,438      16,851
   *Korea United Pharm, Inc................................  22,890     188,017
    Korea Zinc Co., Ltd....................................  11,973   4,958,980
   *Korean Air Co., Ltd....................................  77,645   4,954,778
   #Korean Air Terminal Service Co., Ltd...................   3,730     153,316
    KP Chemical Corp.......................................  58,180   1,414,749
    KPX Chemical Co., Ltd..................................   3,383     196,070
  #*KPX Fine Chemical Co., Ltd.............................   3,322     119,373
    KPX Holdings Corp......................................     963      50,895

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
    KT Corp................................................  19,320 $   724,638
   #KT Corp. Sponsored ADR................................. 140,282   2,771,972
    KT&G Corp.............................................. 178,721  11,127,841
   *KTB Investement & Securities Co., Ltd.................. 113,190     384,911
   #Kukdo Chemical Co., Ltd................................   7,689     511,958
    Kumho Electric Co., Ltd................................   7,058     192,296
  #*Kumho Industrial Co., Ltd..............................   9,921      85,581
   *Kumho Investment Bank.................................. 106,630      62,583
   *Kumho Tire Co., Inc....................................  20,592     322,912
    Kumkang Industrial Co., Ltd............................   1,800      22,358
    Kunsul Chemical Industrial Co., Ltd....................   6,880     105,027
   #Kwang Dong Pharmaceutical Co., Ltd.....................  78,190     270,583
  #*Kwang Myung Electric Engineering Co., Ltd..............  34,870      71,924
    Kyeryong Construction Industrial Co., Ltd..............  10,400     214,051
    Kyobo Securities Co., Ltd..............................  39,860     250,865
   #Kyung Nong Corp........................................   9,330      29,904
    Kyungbang Co., Ltd.....................................   1,309     147,729
    Kyungdong City Gas Co., Ltd............................   4,024     220,076
   #Kyung-In Synthetic Corp................................  46,830     158,585
    Kyungnam Energy Co., Ltd...............................   8,290      28,284
    LG Chemical, Ltd.......................................  28,574  12,741,976
    LG Corp................................................ 150,925  11,281,521
    LG Display Co., Ltd.................................... 119,380   3,071,641
    LG Display Co., Ltd. ADR............................... 601,977   7,729,385
   #LG Electronics, Inc.................................... 164,275  12,517,213
    LG Fashion Corp........................................  40,112   1,788,330
  #*LG Hausys, Ltd.........................................  13,891   1,103,770
    LG Household & Healthcare Co., Ltd.....................   8,654   3,915,346
   #LG Innotek Co., Ltd....................................  25,529   2,267,039
   #LG International Corp..................................  53,868   3,166,831
  #*LG Life Sciences, Ltd..................................  18,863     913,233
    LG Uplus Corp.......................................... 586,070   2,956,472
    LIG Insurance Co., Ltd.................................  74,520   1,849,161
    Livart Furniture Co., Ltd..............................  11,590      80,658
   #Lotte Chilsung Beverage Co., Ltd.......................   1,563   2,150,195
    Lotte Confectionary Co., Ltd...........................   1,785   3,047,447
   #Lotte Midopa Co., Ltd..................................  38,480     941,297
   *Lotte Non-Life Insurance Co., Ltd......................  26,090     176,480
   #Lotte Sam Kang Co., Ltd................................   1,525     630,704
   #Lotte Shopping Co., Ltd................................  18,177   7,838,769
   *Lotte Tour Development Co., Ltd........................   3,060      55,775
    LS Corp................................................  32,986   3,423,245
   #LS Industrial Systems Co., Ltd.........................  19,641   1,373,290
    Macquarie Korea Infrastructure Fund.................... 384,678   1,797,221
   *Meritz Finance Holdings Co., Ltd.......................  53,307     148,651
    Meritz Fire Marine Insurance Co., Ltd.................. 127,351   1,472,355
    Meritz Securities Co., Ltd............................. 417,560     363,646
    Mi Chang Oil Industrial Co., Ltd.......................   1,303      62,417
    Mirae Asset Securities Co., Ltd........................  57,781   2,681,155
   *Miwon Chemicals Co., Ltd...............................   1,200      26,861
    Miwon Commercial Co., Ltd..............................     447      47,681
   *Miwon Specialty Chemical Co., Ltd......................     371      48,922
   #Moorim P&P Co., Ltd....................................  33,760     247,030
   #Moorim Paper Co., Ltd..................................  41,720     138,175
    Motonic Corp...........................................  25,340     228,124
   #Namhae Chemical Corp...................................  40,430     544,382
  #*Namkwang Engineering & Construction Co., Ltd...........  38,745      76,600
   *Namsun Aluminum Co., Ltd............................... 106,710      67,916
    Namyang Dairy Products Co., Ltd........................   1,065     909,999
   *Nasan Co., Ltd.........................................   8,964       7,227
   *National Plastic Co....................................  48,260     137,263

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
   #NCsoft Corp............................................  14,298 $ 4,399,715
    Nexen Corp.............................................   3,266     246,210
   #Nexen Tire Corp........................................  55,140     966,826
    NH Investment & Securities Co., Ltd....................  59,926     374,176
   *NHN Corp...............................................  27,146   5,403,927
   *NICE Holdings Co., Ltd.................................   1,434      76,779
    NICE Information Service Co., Ltd......................     191       4,660
   #NK Co., Ltd............................................  32,040     155,765
   #Nong Shim Holdings Co., Ltd............................   3,700     217,526
    NongShim Co., Ltd......................................   7,671   1,841,892
    Noroo Holdings Co., Ltd................................   8,671      68,258
    Noroo Paint Co., Ltd...................................   3,854      12,545
   #OCI Co., Ltd...........................................   9,909   3,821,163
  #*Orientbio, Inc.........................................  79,481      70,198
    ORION Corp.............................................   4,744   2,303,607
    Ottogi Corp............................................   2,525     385,366
    Pacific Pharmaceutical Co., Ltd........................     902      22,507
    Paik Kwang Industrial Co., Ltd.........................   1,719      78,569
    Pang Rim Co., Ltd......................................   2,820      33,331
  #*PaperCorea, Inc........................................ 104,300      65,546
   #Poongsan Corp..........................................  41,558   1,757,811
    Poongsan Holdings Corp.................................   8,350     276,546
    POSCO..................................................   5,467   2,414,634
    POSCO ADR.............................................. 259,516  28,494,857
    POSCO Coated & Color Steel Co., Ltd....................   6,940     176,747
    Pulmuone Co., Ltd......................................   2,658     105,359
   *Pum Yang Construction Co., Ltd.........................   4,931      15,278
    Pusan City Gas Co., Ltd................................  11,210     207,877
  #*RNL BIO Co., Ltd....................................... 143,407     847,570
   #S&T Corp...............................................   6,838     115,422
   #S&T Daewoo Co., Ltd....................................  12,470     439,748
   #S&T Dynamics Co., Ltd..................................  49,056     844,268
    S&T Holdings Co., Ltd..................................   9,617     142,456
   *S&T Motors Co., Ltd....................................  92,850      57,561
   #S1 Corp................................................  25,647   1,366,568
  #*Saehan Industries, Inc................................. 510,160     601,682
   #Saeron Automotive Corp.................................  22,010     104,872
    Sajo Industries Co., Ltd...............................   5,440     302,227
   *Sajodaerim Corp........................................   6,550     133,654
   #Sam Jin Pharmaceutical Co., Ltd........................  22,975     201,474
   #Sam Kwang Glass Industrial Co., Ltd....................   4,765     350,404
   *Sam Lip General Foods Co., Ltd.........................   9,600     125,053
    Sam Yung Trading Co., Ltd..............................   4,858      29,196
   #Sambu Construction Co., Ltd............................  10,386     108,141
   #Samchully Co., Ltd.....................................   5,762     562,998
   #Samho Development Co., Ltd.............................  16,464      37,499
    Samhwa Crown & Closure Co., Ltd........................      38         728
    Samhwa Paints Industrial Co., Ltd......................  10,810      40,850
   #Samick Musical Instruments Co., Ltd....................  63,680      94,859
   #Samick THK Co., Ltd....................................  24,200     269,857
    Samsung Card Co., Ltd..................................  43,208   2,458,284
   #Samsung Climate Control Co., Ltd.......................   4,190      29,392
    Samsung Corp........................................... 211,963  16,858,480
   #Samsung Electro-Mechanics Co., Ltd.....................  82,247   6,774,179
    Samsung Electronics Co., Ltd........................... 117,065  93,741,273
    Samsung Engineering Co., Ltd...........................  27,352   6,741,189
   #Samsung Fine Chemicals Co., Ltd........................  20,904   1,395,527
    Samsung Fire & Marine Insurance, Ltd...................  49,525  11,202,952
   #Samsung Heavy Industries Co., Ltd...................... 141,960   5,775,555
   #Samsung SDI Co., Ltd...................................  74,453  11,997,637
    Samsung Securities Co., Ltd............................  88,690   6,683,116

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
    Samsung Techwin Co., Ltd...............................  36,971 $ 2,709,977
   #Samwha Capacitor Co., Ltd..............................  11,760     108,764
    Samwhan Corp...........................................  13,890     117,299
   #Samyang Corp...........................................  11,785   1,301,503
    Samyang Foods Co., Ltd.................................   8,520     177,010
   #Samyang Genex Co., Ltd.................................   2,774     202,133
    Samyang Tongsang Co., Ltd..............................     720      16,527
  #*Samyoung Chemical Co., Ltd.............................  42,300     243,597
   #Samyoung Electronics Co., Ltd..........................  20,270     233,472
   *SAVEZONE I&C Corp......................................  31,480      72,460
   *SBS Media Holdings Co., Ltd............................  73,160     225,346
   #Seah Besteel Corp......................................  23,610   1,486,348
    SeAH Holdings Corp.....................................   1,966     322,996
    SeAH Steel Corp........................................   4,760     480,112
   #Sebang Co., Ltd........................................  20,250     347,042
   #Sejong Industrial Co., Ltd.............................  23,440     443,544
    Sempio Foods Co........................................   4,280      73,023
    Seoul City Gas Co., Ltd................................   1,161      57,123
   #Seowon Co., Ltd........................................  38,410     140,819
  #*Serim Paper Manufacturing Co., Ltd.....................  14,157      34,148
   *Seshin Co., Ltd........................................   2,000          57
   #Sewon Cellontech Co., Ltd..............................  55,904     268,310
  #*SGWICUS Corp........................................... 127,060      49,767
    Shell-Line Co., Ltd....................................   8,200      29,065
    Shin Won Corp..........................................  69,550      84,036
    Shin Young Securities Co., Ltd.........................   9,490     304,277
  #*Shinhan Engineering & Construction Co., Ltd............   4,013      18,389
    Shinhan Financial Group Co., Ltd....................... 149,815   7,176,504
   #Shinhan Financial Group Co., Ltd. ADR.................. 144,351  13,860,583
    Shinhung Co., Ltd......................................   1,810      16,071
    Shinpoong Pharmaceutical Co., Ltd......................  35,580     139,220
    Shinsegae Co., Ltd.....................................  10,042   3,121,177
    Shinsegae Engineering & Construction Co., Ltd..........   1,750      24,917
    Shinsegae Information & Communication Co., Ltd.........   2,129     112,617
    Shinsung Solar Energy Co., Ltd.........................  48,725     297,982
    Shinsung Tongsang Co., Ltd............................. 128,050      58,750
   #Silla Trading Co., Ltd.................................  17,134     243,603
    Sindo Ricoh Co., Ltd...................................   7,739     364,324
    SJM Co., Ltd...........................................   9,496      86,843
    SJM Holdings Co., Ltd..................................   8,714      32,269
  #*SK C&C Co., Ltd........................................  14,960   1,978,408
   #SK Chemicals Co., Ltd..................................  34,341   2,601,469
   #SK Co., Ltd............................................  56,096   9,657,359
    SK Gas Co., Ltd........................................   5,839     391,557
    SK Innovation Co., Ltd.................................  63,502  13,091,852
    SK Networks Co., Ltd................................... 215,732   2,638,072
    SK Telecom Co., Ltd....................................   5,176     720,256
   #SK Telecom Co., Ltd. ADR............................... 135,300   2,153,976
   #SKC Co., Ltd...........................................  43,390   2,868,190
   #SL Corp................................................  15,290     391,722
   #S-Oil Corp.............................................  40,765   5,764,009
   #Songwon Industrial Co., Ltd............................  19,940     346,789
  #*Ssangyong Cement Industrial Co., Ltd...................  42,667     267,485
    STX Corp...............................................  73,448   1,428,902
   #STX Engine Co., Ltd....................................  45,710   1,224,929
   #STX Offshore & Shipbuilding Co., Ltd...................  94,046   2,169,089
   #STX Pan Ocean Co., Ltd................................. 256,950   1,934,892
    Suheung Capsule Co., Ltd...............................  15,550     176,969
    Sung Bo Chemicals Co., Ltd.............................   1,020      24,506
  #*Sung Jin Geotec Co., Ltd...............................  19,890     324,392
  #*Sung Shin Cement Co., Ltd..............................  18,990      59,989

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
   *Sungchang Enterprise Holdings, Ltd..................     6,250 $     83,222
   *Sunjin Co., Ltd.....................................     8,347       71,254
   *Sunjin Holdings Co., Ltd............................     1,421       33,728
    Sunkyong Securities Co., Ltd........................   529,230      874,804
    Tae Kwang Industrial Co., Ltd.......................       827    1,332,545
    Tae Kyung Industrial Co., Ltd.......................    28,410      105,422
   #Taeyoung Engineering & Construction Co., Ltd........    92,610      632,092
  #*Tai Han Electric Wire Co., Ltd......................   201,848    1,098,210
    Tai Lim Packaging Industries Co., Ltd...............    88,560      117,948
   *TCC Steel...........................................    18,920      132,770
   *Teems, Inc..........................................     1,826       21,229
    Telcoware Co., Ltd..................................     2,000       14,190
   *Tong Yang Life Insurance............................    75,950    1,010,823
   *Tong Yang Major Corp................................   242,928      455,532
  #*Tong Yang Moolsan Co., Ltd..........................     8,490      222,195
    Tong Yang Securities, Inc...........................   176,863    1,076,326
    TS Corp.............................................     7,250      188,569
   #Unid Co., Ltd.......................................     6,239      421,972
    Union Steel Manufacturing Co., Ltd..................     9,090      215,079
  #*VGX International, Inc..............................    32,015       33,758
   *Visang Education, Inc...............................    11,340      106,038
   *Whanin Pharmaceutical Co., Ltd......................    25,420      199,172
   #Woongjin Coway Co., Ltd.............................    60,730    2,344,742
  #*Woongjin Holdings Co., Ltd..........................    77,050      573,497
  #*Woongjin Thinkbig Co., Ltd..........................    34,188      597,499
    Woori Finance Holdings Co., Ltd.....................   503,660    6,636,902
    Woori Finance Holdings Co., Ltd. ADR................     1,304       51,482
    Woori Financial Co., Ltd............................    17,340      279,931
    Woori Investment & Securities Co., Ltd..............   217,734    3,897,848
    YESCO Co., Ltd......................................     4,450      111,511
    Yoosung Enterprise Co., Ltd.........................     9,651       30,265
   #Youlchon Chemical Co., Ltd..........................    25,230      209,334
    Young Poong Corp....................................     2,138    2,467,201
   #Youngone Corp.......................................    45,120      842,506
   #Youngone Holdings Co., Ltd..........................    16,760      737,015
    Yuhan Corp..........................................    17,511    2,432,356
    Yuhwa Securities Co., Ltd...........................     4,570       61,628
   *Yungjin Pharm Co., Ltd..............................    95,813       96,644
                                                                   ------------
TOTAL SOUTH KOREA.......................................            852,551,229
                                                                   ------------
TAIWAN -- (11.5%)
   *A.G.V. Products Corp................................   957,407      456,815
    Ability Enterprise Co., Ltd.........................   717,893      989,157
   *Abocom Systems, Inc.................................    70,154       14,610
    Acbel Polytech, Inc.................................   694,468      496,923
    Accton Technology Corp..............................   962,000      597,434
   #Ace Pillar Co., Ltd.................................    88,800      217,062
   #Acer, Inc........................................... 4,781,127    6,633,313
   *Action Electronics Co., Ltd.........................   499,000      200,710
   #Adlink Technology, Inc..............................   140,300      258,654
    Advanced Semiconductor Engineering, Inc............. 2,858,014    3,088,476
   #Advanced Semiconductor Engineering, Inc. ADR........   529,643    2,812,404
    Advancetek Enterprise Co., Ltd......................   248,000      265,890
   *Advantech Co., Ltd..................................   277,441      937,670
   *Aiptek International, Inc...........................    89,000       37,149
  #*ALI Corp............................................   498,000      639,401
    Allis Electric Co., Ltd.............................   329,000      123,234
    Alpha Networks, Inc.................................   551,000      431,257
    Altek Corp..........................................   799,667    1,007,015
   #Ambassador Hotel (The)..............................   538,000      751,165
   *Ampoc Far East Co., Ltd.............................   196,567      142,161

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
   #Amtran Technology Co., Ltd...........................  1,846,371 $1,458,999
  #*APCB, Inc............................................    266,000    267,680
   #Apex Biotechnology Corp..............................    130,435    298,321
   *Apex Medical Corp....................................    102,464    130,396
    Apex Science & Engineering Corp......................    240,240     91,712
  #*Arima Communications Corp............................    637,383    454,350
   *Arima Optoelectronics Corp...........................    452,890    134,586
    Asia Cement Corp.....................................  3,683,494  5,693,681
    Asia Chemical Corp...................................    366,000    215,155
  #*Asia Optical Co, Inc.................................    520,000    766,227
    Asia Polymer Corp....................................    405,200    815,392
   #Asia Vital Components Co., Ltd.......................    497,191    460,458
   #ASROCK, Inc..........................................     77,000    315,431
  #*Asustek Computer, Inc................................  1,150,861  9,261,808
    Aten International Co., Ltd..........................    137,715    367,961
  #*AU Optronics Corp....................................  1,510,497    827,760
  #*AU Optronics Corp. Sponsored ADR.....................  1,189,618  6,554,795
    Audix Corp...........................................    240,969    265,230
   #Aurora Corp..........................................    198,226    391,910
    Aurora Systems Corp..................................    191,072    203,092
   *AV Tech Corp.........................................     81,000    263,855
  #*Avermedia Technologies, Inc..........................    483,037    452,210
    Avision, Inc.........................................    367,263    196,170
    Awea Mechantronic Co., Ltd...........................    131,214    155,526
   *Bank of Kaohsiung....................................    638,600    307,620
   *Basso Industry Corp., Ltd............................    290,427    207,466
   #BES Engineering Corp.................................  3,415,050  1,180,030
    Biostar Microtech International Corp.................    276,712    171,768
   *Bright Led Electronics Corp..........................    264,180    205,305
   #C Sun Manufacturing, Ltd.............................    237,740    207,976
    Cameo Communications, Inc............................    408,600    155,147
   #Capital Securities Corp..............................  3,580,552  1,800,783
   *Career Technology (MFG.) Co., Ltd....................    426,000    977,368
   *Carnival Industrial Corp.............................    639,000    234,929
    Catcher Technology Co., Ltd..........................    690,872  6,033,852
    Cathay Chemical Works, Inc...........................     35,000     16,695
   #Cathay Financial Holdings Co., Ltd...................  4,978,549  7,464,398
    Cathay Real Estate Development Co., Ltd..............  1,774,000    953,801
    Central Reinsurance Co., Ltd.........................    376,897    227,276
    Chain Qui Development Co., Ltd.......................    227,464    193,026
   #Champion Building Materials Co., Ltd.................    696,390    552,825
    Chang Hwa Commercial Bank............................  9,139,650  7,235,138
  #*Chang Wah Electromaterials, Inc......................     43,260    140,032
   *Chang-Ho Fibre Corp..................................     49,000     18,410
    Charoen Pokphand Enterprises Co., Ltd................    386,000    238,148
    Cheng Loong Corp.....................................  2,266,160  1,021,775
    Cheng Shin Rubber Industry Co., Ltd..................    821,996  2,466,991
    Cheng Uei Precision Industry Co., Ltd................    865,729  2,614,719
  #*Chenming Mold Industrial Corp........................    222,708    287,983
    Chia Hsin Cement Corp................................    995,484    649,261
   *Chia Ta World Co., Ltd...............................     87,200     43,192
   #Chicony Electronics Co., Ltd.........................    914,104  1,751,747
   #Chien Kuo Construction Co., Ltd......................    533,680    338,670
   *Chien Shing Stainless Steel Co., Ltd.................    427,000     83,047
   #Chilisin Electronics Corp............................    239,784    155,780
  #*Chimei Innolux Corp..................................  9,032,545  4,843,348
   *China Airlines, Ltd..................................  4,329,151  2,527,231
   #China Chemical & Pharmaceutical Co...................    559,000    452,783
    China Development Financial Holding Corp............. 17,153,727  6,575,438
   *China Ecotek Corp....................................    114,000    241,787
   #China Electric Manufacturing Co., Ltd................    561,220    483,529

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
    China General Plastics Corp.........................    673,000 $   313,971
   #China Glaze Co., Ltd................................    263,162     173,395
    China Hi-Ment Corp..................................    124,135     176,534
    China Life Insurance Co., Ltd.......................  2,356,744   3,309,636
   *China Man-Made Fiber Co., Ltd.......................  2,605,662   1,238,676
   #China Metal Products Co., Ltd.......................    586,679     580,196
    China Motor Co., Ltd................................  1,480,716   1,725,341
   *China Petrochemical Development Corp................  3,267,640   5,086,791
    China Steel Chemical Corp...........................    141,998     807,858
   #China Steel Corp.................................... 12,079,584  12,600,942
    China Steel Structure Co., Ltd......................    317,000     307,355
    China Synthetic Rubber Corp.........................  1,145,818   1,162,257
   *China United Trust & Investment Corp................     50,053          --
   *China Wire & Cable Co., Ltd.........................    550,000     204,971
    Chinatrust Financial Holdings Co., Ltd.............. 11,419,223  10,311,999
  #*Chinese Maritime Transport, Ltd.....................    184,460     312,990
   *Ching Feng Home Fashions Industries Co., Ltd........    142,657      26,441
    Chin-Poon Industrial Co., Ltd.......................    792,617     621,382
  #*Chipbond Technology Corp............................    204,221     237,346
   #Chong Hong Construction Co..........................    344,860   1,091,287
  #*Chroma Ate, Inc.....................................    466,705   1,175,178
   *Chun Yu Works & Co., Ltd............................    358,000     125,314
    Chun Yuan Steel Industrial Co., Ltd.................    846,177     443,563
    Chung Hsin Electric & Machinery Co., Ltd............    786,000     486,934
   *Chung Hung Steel Corp...............................  2,242,926   1,059,624
  #*Chung Hwa Pulp Corp.................................  1,051,000     543,023
   #Chunghwa Telecom Co., Ltd. ADR......................    289,867  10,075,777
   *Chungwa Picture Tubes Co., Ltd...................... 10,754,759   1,284,206
   *Chuwa Wool Industry Co., Ltd........................    144,000     158,672
   *Chyang Sheng Dyeing & Finishing Co., Ltd............    209,000      80,359
    Clevo Co., Ltd......................................    575,685   1,122,227
   *CMC Magnetics Corp..................................  6,727,210   1,351,900
   *Collins Co., Ltd....................................    337,600     188,293
   *Compal Communications, Inc..........................    589,744     715,325
    Compal Electronics, Inc.............................  7,717,560  10,011,678
   *Compeq Manufacturing Co., Ltd.......................  2,351,000   1,211,870
  #*Continental Holdings Corp...........................  1,189,667     521,935
   *Cosmo Electronics Corp..............................    120,245     120,511
   *Cosmos Bank Taiwan..................................    106,570      26,484
   #Coxon Precise Industrial Co., Ltd...................    200,000     347,473
   #CSBC Corp. Taiwan...................................    765,000     710,881
    CTCI Corp...........................................  1,008,896   1,360,673
    CviLux Corp.........................................    102,600     160,886
  #*Cyberlink Corp......................................    219,691     712,489
    Cybertan Technology, Inc............................    515,873     605,511
    DA CIN Construction Co., Ltd........................    353,809     213,565
    Darfon Electronics Corp.............................    504,700     496,710
   *Davicom Semiconductor, Inc..........................    134,702      97,500
   *De Licacy Industries Co., Ltd.......................    139,000      45,474
    Delpha Construction Co., Ltd........................    412,084     205,900
   #Delta Electronics, Inc..............................    973,163   3,444,571
    Depo Auto Parts Industrial Co., Ltd.................    226,634     492,506
    Diamond Flower Electric Instrument Co., Ltd.........    143,571     126,149
    D-Link Corp.........................................  1,446,924   1,274,776
    Dynamic Electronics Co., Ltd........................    442,000     227,563
   #E.Sun Financial Holding Co., Ltd....................  7,422,457   5,137,125
   *Eastern Media International Corp....................  1,678,360     295,002
   #Eclat Textile Co., Ltd..............................    225,419     392,653
    Edom Technology Co., Ltd............................    215,600      82,271
  #*Elan Microelectronics Corp..........................    701,323     819,810
   *E-Lead Electronic Co., Ltd..........................     98,846     103,668

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
TAIWAN -- (Continued)
    E-LIFE MALL Corp., Ltd...............................   120,000 $   235,946
  #*Elite Advanced Laser Corp............................    98,000     218,046
   #Elite Material Co., Ltd..............................   527,806     494,538
   *Elite Semiconductor Memory Technology, Inc...........   480,390     571,622
    Elitegroup Computer Systems Co., Ltd................. 1,482,334     477,835
   *EnTie Commercial Bank................................   974,166     492,327
   #Epistar Corp......................................... 1,229,413   2,885,870
    Eternal Chemical Co., Ltd............................ 1,480,211   1,564,263
   *Eva Airways Corp..................................... 2,547,920   2,271,776
   *Everest Textile Co., Ltd.............................   714,064     163,336
    Everfocus Electronics Corp...........................   126,000      63,086
    Evergreen International Storage & Transport Corp..... 1,257,000   1,082,636
   *Evergreen Marine Corp., Ltd.......................... 2,833,170   1,943,631
   #Everlight Chemical Industrial Corp...................   702,900     595,495
   #Everlight Electronics Co., Ltd.......................   716,570   1,542,821
   *Everspring Industry Co., Ltd.........................   310,000      93,145
   *Excel Cell Electronics Co., Ltd......................   146,000      78,456
   #Excelsior Medical Co., Ltd...........................   149,408     441,882
   #Far Eastern Department Stores Co., Ltd............... 1,358,915   2,961,361
    Far Eastern International Bank....................... 3,132,126   1,553,777
   #Far Eastern New Century Corp......................... 3,107,130   4,985,126
    Far EasTone Telecommunications Co., Ltd.............. 1,958,000   3,237,747
  #*Faraday Technology Corp..............................   498,000     645,316
   *Farglory F T Z Investment Holding Co., Ltd...........   188,000     187,650
   #Farglory Land Development Co., Ltd...................   571,771   1,404,303
   *Favite, Inc..........................................   122,210      93,562
    Federal Corp.........................................   703,180     492,808
   *Feng Hsin Iron & Steel Co., Ltd......................   842,131   1,557,305
    Feng Tay Enterprise Co., Ltd.........................   471,896     438,610
    First Copper Technology Co., Ltd.....................   538,000     235,067
   #First Financial Holding Co., Ltd..................... 9,779,841   8,110,239
    First Hotel..........................................   283,070     260,474
    First Insurance Co., Ltd.............................   459,640     280,277
    First Steamship Co., Ltd.............................   180,832     467,393
  #*FLEXium Interconnect, Inc............................   186,174     594,605
   #Flytech Technology Co., Ltd..........................    85,995     242,893
   *Forhouse Corp........................................   977,304     644,539
   *Formosa Advanced Technologies Co., Ltd...............   282,000     323,572
    Formosa Chemicals & Fiber Co., Ltd................... 2,537,134   9,191,997
   #Formosa Epitaxy, Inc.................................   658,797     581,604
   #Formosa International Hotels Corp....................    38,701     649,559
   *Formosa Oilseed Processing Co., Ltd..................   287,427     152,939
   #Formosa Petrochemical Corp...........................   620,000   2,335,898
    Formosa Plastics Corp................................ 2,907,279  10,947,159
    Formosa Taffeta Co., Ltd............................. 1,661,460   1,880,014
   #Formosan Rubber Group, Inc........................... 1,051,000   1,036,171
   *Formosan Union Chemical Corp.........................   490,656     404,135
   *Fortune Electric Co., Ltd............................   266,304     202,261
   *Founding Construction & Development Co., Ltd.........   317,773     247,245
    Foxconn Technology Co., Ltd..........................   521,889   2,407,173
   *Froch Enterprise Co., Ltd............................   405,000     214,586
   *FU I Industrial Co., Ltd.............................   193,000      66,274
    Fubon Financial Holding Co., Ltd..................... 5,385,892   8,786,641
    Fullerton Technology Co., Ltd........................   197,670     219,485
    Fwusow Industry Co., Ltd.............................   417,394     236,795
    G Shank Enterprise Co., Ltd..........................   394,445     266,804
    Gamma Optical Co., Ltd...............................   187,900      76,813
    Gem Terminal Industries Co., Ltd.....................   244,938     161,807
  #*Gemtek Technology Corp...............................   603,952     683,253
    General Plastic Industrial Co., Ltd..................   126,684     126,056
  #*Genesis Photonics, Inc...............................   217,240     541,565

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
  #*Genius Electronic Optical Co., Ltd..................     58,417 $   647,988
    GeoVision, Inc......................................     43,985     167,127
    Getac Technology Corp...............................    757,281     338,852
   #Giant Manufacture Co., Ltd..........................    241,363     967,667
  #*Giantplus Technology Co., Ltd.......................    461,000     228,513
    Giga Solution Tech Co., Ltd.........................    145,000      86,503
   #Giga Storage Corp...................................    522,662     670,995
   #Giga-Byte Technology Co., Ltd.......................  1,306,750   1,459,701
   #Gintech Energy Corp.................................    755,782   1,654,368
   *Global Brands Manufacture, Ltd......................    378,000     221,662
   *Global Mixed Mode Technology, Inc...................     98,000     325,239
   #Global Unichip Corp.................................     99,000     395,038
   #Globe Union Industrial Corp.........................    423,019     353,510
  #*Gold Circuit Electronics, Ltd.......................    947,747     405,971
    Goldsun Development & Construction Co., Ltd.........  3,172,673   1,756,424
    Good Will Instrument Co., Ltd.......................    171,692     127,851
   *Gordon Auto Body Parts Co., Ltd.....................    110,932      32,526
    Grand Pacific Petrochemical Corp....................  1,947,000   1,364,283
   #Grape King, Inc.....................................    161,000     294,226
   #Great China Metal Industry Co., Ltd.................    386,000     563,806
   *Great Taipei Gas Co., Ltd...........................    572,000     353,147
    Great Wall Enterprise Co. Ltd.......................    772,156   1,021,886
   *Greatek Co., Ltd....................................  1,287,425   1,118,911
  #*Green Energy Technology, Inc........................    414,798   1,160,514
   *GTM Corp............................................    314,000     235,169
    Hannstar Board Corp.................................    475,795     273,174
   *HannStar Display Corp............................... 12,262,262   1,537,796
  #*HannsTouch Solution, Inc............................  1,124,262     727,730
  #*Harvatek Corp.......................................    307,251     252,184
    Hey Song Corp.......................................  1,195,000   1,450,879
   #Highwealth Construction Corp........................    608,603   1,390,650
   *Hiti Digital, Inc...................................    129,000     122,070
    Hitron Technologies, Inc............................    264,300     175,270
  #*Hiwin Technologies Corp.............................     96,820   1,172,973
   *Ho Tung Holding Corp................................  1,300,202     938,568
   *Hocheng Corp........................................    591,300     223,363
   *Hold-Key Electric Wire & Cable Co., Ltd.............    332,546     175,147
   *Holiday Entertainment Co., Ltd......................    229,400     372,453
    Holtek Semiconductor, Inc...........................    219,000     295,675
   #Holy Stone Enterprise Co., Ltd......................    597,175     696,150
   #Hon Hai Precision Industry Co., Ltd.................  9,146,887  26,085,577
   *Hong Ho Precision Textile Co., Ltd..................    202,000     154,891
    Hong Tai Electric Industrial Co., Ltd...............    511,000     234,883
   *Hong Yi Fiber Industry Co., Ltd.....................    173,680      80,843
   *Hota Industrial Manufacturing Co., Ltd..............    215,000     100,035
   #Hotai Motor Co., Ltd................................    407,000   1,989,977
    Hsin Kuang Steel Co., Ltd...........................    518,783     503,640
    Hsing Ta Cement Co., Ltd............................    299,000     118,294
   #HTC Corp............................................    395,619  11,768,661
    Hua Eng Wire & Cable Co., Ltd.......................  1,051,000     382,731
    Hua Nan Financial Holding Co., Ltd..................  7,093,209   5,586,988
    Huaku Development Co., Ltd..........................    404,824   1,205,679
    Huang Hsiang Construction Co........................    228,735     660,510
    Hung Ching Development & Construction Co., Ltd......    268,000     194,695
   #Hung Poo Construction Corp..........................    490,537     722,917
    Hung Sheng Construction Co., Ltd....................  1,132,900     703,536
   *Hwa Fong Rubber Co., Ltd............................    539,000     179,296
   #Ichia Technologies, Inc.............................    616,255     310,329
   *I-Chiun Precision Industry Co., Ltd.................    419,211     261,218
   #ICP Electronics, Inc................................    268,000     391,535
    Infortrend Technology, Inc..........................    394,866     451,950

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
  #*Inotera Memories, Inc................................. 4,248,528 $1,157,508
    Inventec Appliances Corp..............................   366,000    292,063
    Inventec Co., Ltd..................................... 4,409,962  2,163,379
  #*I-Sheng Electric Wire & Cable Co., Ltd................   243,000    307,514
  #*ITE Technology, Inc...................................   362,314    489,618
   *ITEQ Corp.............................................   568,701    765,356
    Jean Co., Ltd.........................................   186,304     52,911
  #*Jenn Feng New Energy Co., Ltd.........................   161,000    186,857
   #Jess-Link Products Co., Ltd...........................   198,600    351,180
   *Johnson Health Tech Co., Ltd..........................   164,085    380,972
   *Jui Li Enterprise Co., Ltd............................   175,100     68,527
    K Laser Technology, Inc...............................   217,459     93,318
    Kang Na Hsiung Enterprise Co., Ltd....................   307,150    188,664
   *Kao Hsing Chang Iron & Steel Corp.....................   545,000     98,259
   #Kaulin Manufacturing Co., Ltd.........................   244,684    275,575
   #Kee Tai Properties Co., Ltd...........................   678,101    510,640
   #Kenda Rubber Industrial Co., Ltd......................   901,024  1,373,401
   #Kian Shen Corp........................................   105,159    213,581
   *King Core Electronics, Inc............................    76,760     66,947
  #*King Slide Works Co., Ltd.............................    74,450    316,155
   *King Yuan Electronics Co., Ltd........................ 2,921,032  1,274,153
    Kingdom Construction Co., Ltd.........................   721,000    701,142
  #*King's Town Bank...................................... 2,107,653  1,389,490
   *King's Town Construction Co., Ltd.....................   385,652    414,558
    Kinik Co..............................................   148,000    252,967
  #*Kinko Optical Co., Ltd................................   254,772    401,660
   *Kinpo Electronics, Inc................................ 2,800,892    831,171
   #Kinsus Interconnect Technology Corp...................   501,476  2,071,394
   *Knowledge-Yield-Excellence Systems Corp...............   536,736    280,044
   *KS Terminals, Inc.....................................   201,195    160,901
  #*Kung Long Batteries Industrial Co., Ltd...............   118,000    234,747
   *Kuoyang Construction Co., Ltd.........................   730,000    543,352
   *Kwong Fong Industries Corp............................   707,000    314,148
    L&K Engineering Co., Ltd..............................   272,000    322,954
   #Lan Fa Textile Co., Ltd...............................   429,412    224,264
   #Largan Precision Co., Ltd.............................    68,234  2,297,650
   #LCY Chemical Corp.....................................   671,211  1,667,293
   *Lead Data Co., Ltd....................................   315,000     28,577
   *Leader Electronics, Inc...............................   225,886    101,500
   *Leadtek Research, Inc.................................    66,000     16,007
    Leadtrend Technology Corp.............................    43,199    112,173
    Lealea Enterprise Co., Ltd............................ 1,270,908    731,939
    Ledtech Electronics Corp..............................   184,820    153,148
    Lee Chi Enterprises Co., Ltd..........................   375,000    171,700
   *Lelon Electronics Corp................................   231,000    179,037
  #*Leofoo Development Co., Ltd...........................   446,000    295,635
   #Les Enphants Co., Ltd.................................   260,022    361,933
  #*Li Peng Enterprise Co., Ltd...........................   846,920    449,188
   #Lian Hwa Foods Corp...................................   147,000    237,087
    Lien Chang Electronic Enterprise Co., Ltd.............    76,762     28,755
   *Lien Hwa Industrial Corp.............................. 1,180,407    966,270
   #Lingsen Precision Industries, Ltd.....................   699,490    477,010
   *LITE-ON IT Corp....................................... 1,093,277  1,320,875
   *Lite-On Semiconductor Corp............................   567,000    343,530
    Lite-On Technology Corp............................... 4,733,238  6,189,198
   *Long Bon International Co., Ltd.......................   726,875    315,399
    Long Chen Paper Co., Ltd..............................   871,838    323,832
  #*Lotes Co., Ltd........................................    99,920    311,333
    Lucky Cement Corp.....................................   574,000    142,885
  #*Lumax International Corp., Ltd........................   111,550    305,736
   #Macronix International Co., Ltd....................... 7,729,677  3,863,043

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
TAIWAN -- (Continued)
    Makalot Industrial Co., Ltd..........................   178,430 $   441,142
   #Marketech International Corp.........................   248,000     213,478
    Masterlink Securities Corp........................... 2,491,000   1,071,257
   *Maxtek Technology Co., Ltd...........................   125,000     111,193
   #Mayer Steel Pipe Corp................................   340,653     241,945
    Maywufa Co., Ltd.....................................   178,462      97,805
   #Media Tek, Inc.......................................   507,352   4,544,501
    Mega Financial Holding Co., Ltd...................... 8,981,691   8,646,708
    Meiloon Co., Ltd.....................................   373,045     179,856
    Mercuries & Associates, Ltd..........................   628,372     854,344
   *Mercuries Data Systems, Ltd..........................   281,000     129,275
  #*Merida Industry Co., Ltd.............................   262,750     652,506
   #Merry Electronics Co., Ltd...........................   292,920     380,809
   *Microelectronics Technology, Inc.....................   880,503     375,698
    Micro-Star International Co., Ltd.................... 2,345,465   1,176,142
   *Min Aik Technology Co., Ltd..........................   207,562     570,412
   #Mirle Automation Corp................................   291,431     300,287
   #Mitac International Corp............................. 2,826,135   1,117,662
   #Mobiletron Electronics Co., Ltd......................   158,000     162,096
   *Mosel Vitelic, Inc................................... 1,432,601     329,427
   *Mospec Seminconductor Corp...........................   176,000      68,127
   #Nak Sealing Technologies Corp........................   110,549     225,633
   #Namchow Chemical Industrial Co., Ltd.................   240,000     301,802
    Nan Ya Plastic Corp.................................. 4,201,103  11,621,911
   #Nan Ya Printed Circuit Board Corp....................   395,211   1,327,908
  #*Nankang Rubber Tire Co., Ltd.........................   863,089   1,764,704
   #Nantex Industry Co., Ltd.............................   432,111     503,086
  #*Nanya Technology Corp................................ 3,324,570     772,192
   #National Petroleum Co., Ltd..........................   284,000     352,392
  #*Neo Solar Power Corp.................................   637,000     844,405
   *New Asia Construction & Development Co., Ltd.........   330,000     162,713
   *Nichidenbo Corp......................................   155,100     152,577
    Nien Hsing Textile Co., Ltd..........................   781,092     636,990
   #Novatek Microelectronics Corp........................   539,000   1,508,453
  #*Ocean Plastics Co., Ltd..............................   319,000     249,214
   *Optimax Technology Corp..............................   204,366      11,314
   *Opto Tech Corp....................................... 1,189,713     598,035
   *Orient Semiconductor Electronics, Ltd................   910,000     226,873
   #Oriental Union Chemical Corp.........................   952,290   1,715,339
   #Orise Technology Co., Ltd............................    84,000     122,713
   *Pacific Construction Co., Ltd........................   332,000      55,337
  #*Pan Jit International, Inc...........................   654,860     647,584
  #*Pan-International Industrial Corp....................   867,335   1,147,720
  #*Paragon Technologies Co., Ltd........................   151,648     181,704
   #PChome Online, Inc...................................    55,635     365,324
  #*Pegatron Corp........................................ 2,979,293   3,425,078
    Phihong Technology Co., Ltd..........................   515,048     897,352
   *Phytohealth Corp.....................................   151,000     254,407
  #*Pihsiang Machinery Manufacturing Co., Ltd............   191,000     286,229
    Plotech Co., Ltd.....................................   190,000     114,941
   #Polaris Securities Co., Ltd.......................... 5,004,000   3,748,350
   #Polytronics Technology Corp..........................    82,408     171,455
    Pou Chen Corp........................................ 4,829,005   4,314,448
  #*Power Quotient International Co., Ltd................   452,000     222,584
  #*Powercom Co., Ltd....................................   251,000     335,944
   #Powertech Industrial Co., Ltd........................   133,000     168,026
    Powertech Technology, Inc............................   994,580   2,861,521
   *Precision Silicon Corp...............................    97,000      83,872
   #President Chain Store Corp...........................   395,728   2,531,788
    President Securities Corp............................ 1,930,787   1,400,404
   #Prince Housing & Development Corp.................... 1,671,014   1,711,077

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
   *Prodisc Technology, Inc..............................    603,000 $    3,555
    Promate Electronic Co., Ltd..........................    271,000    179,467
   #Promise Technology, Inc..............................    246,538    215,151
   *Protop Technology Co., Ltd...........................    148,000      1,078
   *Qisda Corp...........................................  4,097,526  1,359,774
   #Quanta Computer, Inc.................................  2,392,436  5,893,435
   *Quintain Steel Co., Ltd..............................    525,250    187,599
   #Radiant Opto-Electronics Corp........................    889,992  3,490,177
    Radium Life Tech Corp................................  1,208,545  1,678,597
    Ralec Electronic Corp................................     86,914    133,915
   #Ralink Technology Corp...............................     86,700    244,804
  #*Realtek Semiconductor Corp...........................    912,012  1,664,823
   *Rechi Precision Co., Ltd.............................    468,000    373,703
   *Rexon Industrial Corp., Ltd..........................    207,000     40,594
  #*Richtek Technology Corp..............................    189,175  1,200,966
  #*Ritek Corp...........................................  6,551,268  1,610,752
    Roundtop Machinery Industries Co., Ltd...............     50,000     35,461
    Ruentex Development Co., Ltd.........................    629,000    942,532
   #Ruentex Industries, Ltd..............................    504,000  1,243,298
   *Sampo Corp...........................................  1,254,119    445,663
  #*San Fang Chemical Industry Co., Ltd..................    285,122    315,899
    Sanyang Industrial Co., Ltd..........................  1,647,927  1,204,689
    Sanyo Electric Taiwan Co., Ltd.......................    246,000    302,796
   *SCI Pharmtech, Inc...................................     42,000    101,342
   #SDI Corp.............................................    241,000    255,837
   #Senao International Co., Ltd.........................     96,547    574,819
  #*Sercomm Corp.........................................    217,000    291,273
   *Shan-Loong Transportation Co., Ltd...................    111,247     79,069
    Sheng Yu Steel Co., Ltd..............................    231,000    157,494
  #*ShenMao Technology, Inc..............................    150,630    281,988
   *Shih Wei Navigation Co., Ltd.........................    346,399    468,615
    Shihlin Electric & Engineering Corp..................    820,787  1,024,578
   *Shihlin Paper Corp...................................    187,000    423,819
    Shin Hai Gas Corp....................................      5,250      6,775
   *Shin Kong Financial Holding Co., Ltd................. 12,586,358  5,437,822
    Shin Shin Co., Ltd...................................     77,000     71,911
    Shin Shin Natural Gas Co., Ltd.......................      8,480      8,295
  #*Shin Zu Shing Co., Ltd...............................    280,245    757,544
  #*Shining Building Business Co., Ltd...................    264,400    485,811
    Shinkong Insurance Co., Ltd..........................    384,784    261,574
   #Shinkong Synthetic Fibers Co., Ltd...................  3,425,048  1,521,619
   *Shuttle, Inc.........................................    400,000    185,988
   #Sigurd Microelectronics Corp.........................    746,877    646,963
    Silicon Integrated Systems Corp......................  1,371,233    690,362
   #Siliconware Precision Industries Co..................  3,681,492  3,668,467
   #Siliconware Precision Industries Co. Sponsored ADR...    172,738    851,598
  #*Silitech Technology Corp.............................    199,980    448,311
    Sinbon Electronics Co., Ltd..........................    346,000    252,030
    Sincere Navigation Corp..............................    750,370    846,993
    Sinkang Industries, Ltd..............................    172,652     92,913
    Sinkong Textile Co., Ltd.............................    447,169    710,230
    Sinon Corp...........................................    738,740    343,290
   #SinoPac Holdings Co., Ltd............................ 13,003,000  5,634,760
    Sinphar Pharmaceutical Co., Ltd......................    190,147    204,198
   #Sinyi Realty Co., Ltd................................    193,172    368,951
  #*Sitronix Technology Corp.............................    220,774    288,672
   *Siward Crystal Technology Co., Ltd...................    235,705    111,437
   *Solomon Technology Corp..............................    261,612    111,487
   *Solytech Enterprise Corp.............................    318,676    149,120
   #Sonix Technology Co., Ltd............................    229,000    379,032
  #*South East Soda Manufacturing Co., Ltd...............    265,250    336,442

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
    Southeast Cement Co., Ltd...........................    455,000 $   197,301
    SPI Electronic Co., Ltd.............................    381,413     376,546
    Spirox Corp.........................................    225,145     137,866
    Springsoft, Inc.....................................    412,565     474,642
   #Standard Chemical & Pharmaceutical Co., Ltd.........    213,122     221,062
    Standard Foods Taiwan, Ltd..........................    300,995   1,398,721
   #Star Comgistic Capital Co., Ltd.....................    191,014     210,618
   #Stark Technology, Inc...............................    224,400     228,439
    Sunonwealth Electric Machine Industry Co., Ltd......    280,001     243,660
  #*Sunplus Technology Co., Ltd.........................  1,056,153     540,268
   *Sunrex Technology Corp..............................    410,351     370,735
    Sunspring Metal Corp................................    132,000     153,295
  #*Super Dragon Technology Co., Ltd....................    147,000     200,991
   #Supreme Electronics Co., Ltd........................    340,000     235,874
    Sweeten Construction Co., Ltd.......................    325,579     202,007
   #Synnex Technology International Corp................  1,257,745   3,228,839
    Sysware Systex Corp.................................     87,293     118,213
   #T.JOIN Transportation Co., Ltd......................    748,000     886,998
    Ta Chen Stainless Pipe Co., Ltd.....................  1,350,642     879,998
   *Ta Chong Bank, Ltd..................................  4,375,200   1,677,173
    Ta Ya Electric Wire & Cable Co., Ltd................  1,143,090     380,077
   #Ta Yih Industrial Co., Ltd..........................     61,000     149,001
    Tah Hsin Industrial Corp............................    179,000     191,517
   *TAI Roun Products Co., Ltd..........................    263,000     126,318
    TA-I Technology Co., Ltd............................    340,816     307,791
  #*Taichung Commercial Bank............................  3,183,246   1,253,727
    Tainan Enterprises Co., Ltd.........................    244,289     338,867
   #Tainan Spinning Co., Ltd............................  2,580,600   1,736,145
   *Taishin Financial Holdings Co., Ltd................. 10,159,620   5,426,566
    Taisun Enterprise Co., Ltd..........................    579,592     442,217
   *Taita Chemical Co., Ltd.............................    434,830     288,657
   #Taiwan Acceptance Corp..............................     96,000     263,684
   *Taiwan Business Bank................................  5,531,002   2,119,022
    Taiwan Cement Corp..................................  6,139,350   9,713,597
   #Taiwan Cogeneration Corp............................    759,657     494,136
    Taiwan Cooperative Bank.............................  6,860,828   5,610,313
    Taiwan Fertilizer Co., Ltd..........................  1,366,000   4,881,267
    Taiwan Fire & Marine Insurance Co., Ltd.............    458,880     389,055
   *Taiwan Flourescent Lamp Co., Ltd....................    119,000      12,298
   *Taiwan Fu Hsing Industrial Co., Ltd.................    218,000     148,856
   #Taiwan Glass Industrial Corp........................  1,565,637   2,427,837
    Taiwan Hon Chuan Enterprise Co., Ltd................    447,359   1,345,140
   *Taiwan Kolin Co., Ltd...............................    508,000          --
  #*Taiwan Land Development Corp........................    795,843     463,664
   *Taiwan Life Insurance Co., Ltd......................    479,248     502,546
    Taiwan Line Tek Electronic Co., Ltd.................    116,401     109,151
    Taiwan Mask Corp....................................    487,050     187,140
    Taiwan Mobile Co., Ltd..............................  1,001,000   2,755,587
   *Taiwan Navigation Co., Ltd..........................    495,720     550,286
    Taiwan Paiho Co., Ltd...............................    593,703     638,143
  #*Taiwan Pulp & Paper Corp............................    721,000     354,826
   #Taiwan Sakura Corp..................................    540,495     399,327
    Taiwan Secom Co., Ltd...............................    323,932     599,800
   #Taiwan Semiconductor Manufacturing Co., Ltd......... 13,341,652  33,156,009
   #Taiwan Sogo Shinkong Security Co., Ltd..............    592,407     538,042
    Taiwan Styrene Monomer Corp.........................  1,195,602     537,510
    Taiwan Tea Corp.....................................  1,274,896     904,153
    Taiyen Biotech Co., Ltd.............................    389,000     388,753
   *Tatung Co., Ltd.....................................  5,235,748   2,685,384
   *Teapo Electronic Corp...............................    191,001      41,642
   #Teco Electric & Machinery Co., Ltd..................  4,338,000   3,100,302

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
   *Tecom, Ltd..........................................    408,000 $    48,279
    Ten Ren Tea Co., Ltd................................     86,170     170,558
  #*Test Research, Inc..................................    190,888     289,638
    Test-Rite International Co., Ltd....................    659,000     606,183
  #*Thinking Electronic Industrial Co., Ltd.............    152,058     206,495
  #*Thye Ming Industrial Co., Ltd.......................    305,651     421,413
    TNC Industrial Corp., Ltd...........................    122,000     144,715
    Ton Yi Industrial Corp..............................  1,875,300   1,236,737
   #Tong Hsing Electronic Industries, Ltd...............    119,534     488,310
  #*Tong Yang Industry Co., Ltd.........................    787,543   1,045,718
   #Tong-Tai Machine & Tool Co., Ltd....................    387,720     562,590
   #Topco Scientific Co., Ltd...........................    287,260     477,190
  #*Topoint Technology Co., Ltd.........................    254,000     241,337
    Transcend Information, Inc..........................    356,870     966,799
   #Tripod Technology Corp..............................    406,000   1,612,130
    Tsann Kuen Enterprise Co., Ltd......................    206,441     487,081
    TSRC Corp...........................................    601,315   1,629,251
   #TTET Union Corp.....................................    165,000     299,526
   *Tung Ho Spinning, Weaving & Dyeing Co., Ltd.........    373,000     172,040
    Tung Ho Steel Enterprise Corp.......................  1,919,645   2,184,898
    TXC Corp............................................    454,669     745,401
    TYC Brother Industrial Co., Ltd.....................    415,646     203,191
   *Tycoons Group Enterprise Co., Ltd...................    739,121     205,648
  #*Tyntek Corp.........................................    684,384     350,160
    Tze Shin International Co., Ltd.....................    304,545     137,287
    U-Ming Marine Transport Corp........................    794,200   1,394,811
   #Unimicron Technology Corp...........................  2,302,563   4,096,561
   *Union Bank of Taiwan................................  1,987,139     720,539
   *Union Insurance Co., Ltd............................    267,216     215,073
    Uni-President Enterprises Corp......................  3,580,460   5,876,020
    Unitech Electronics Co., Ltd........................    238,365     119,947
   *Unitech Printed Circuit Board Corp..................  1,082,921     631,642
    United Integration Service Co., Ltd.................    421,800     465,285
   #United Microelectronics Corp........................ 23,460,441  10,541,861
  #*Unity Opto Technology Co., Ltd......................    485,734     595,014
    Universal Cement Corp...............................    932,773     576,256
  #*Universal Microelectronics Co., Ltd.................    228,926     109,239
    Universal, Inc......................................    122,192      91,218
   #UPC Technology Corp.................................  1,359,322   1,075,025
    USI Corp............................................  1,238,720   1,697,452
   *U-Tech Media Corp...................................    250,000      61,079
    Ve Wong Corp........................................    308,524     261,052
   *Veutron Corp........................................     23,143       2,126
  #*Via Technologies, Inc...............................    643,097     770,640
   #Visual Photonics Epitacy Co., Ltd...................    233,334     437,944
   *Waffer Technology Co., Ltd..........................    169,000      32,105
    Wah Lee Industrial Corp.............................    340,000     607,428
  #*Walsin Lihwa Corp...................................  7,437,307   3,539,093
   *Walsin Technology Corp., Ltd........................  1,039,315     482,358
    Walton Advanced Engineering, Inc....................    520,662     231,186
   *Wan Hai Lines Co., Ltd..............................  2,393,359   1,682,178
    Wan Hwa Enterprise Co., Ltd.........................    150,631      85,371
   #Waterland Financial Holdings Co., Ltd...............  5,299,124   2,398,212
   *WEI Chih Steel Industrial Co., Ltd..................    383,000     105,234
   #Wei Chuan Food Corp.................................    521,000     692,179
   #Weikeng Industrial Co., Ltd.........................    429,450     378,698
   *Well Shin Technology Co., Ltd.......................    116,443     173,014
    Wellypower Optronics Corp...........................    269,000     222,751
   *Weltrend Semiconductor, Inc.........................    514,275     315,846
   *Winbond Electronics Corp............................  7,129,000   1,906,713
  #*Wintek Corp.........................................  2,829,064   3,843,337

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
   #Wistron Corp.......................................  3,493,077 $  5,881,561
   #Wistron NeWeb Corp.................................    319,859    1,131,942
    WPG Holdings, Ltd..................................  2,019,304    3,374,529
   #WT Microelectronics Co., Ltd.......................    464,082      830,740
   *WUS Printed Circuit Co., Ltd.......................    697,000      462,045
    Yageo Corp.........................................  4,607,000    1,872,308
   *Yang Ming Marine Transport Corp....................  2,929,234    1,871,801
  #*Yem Chio Co., Ltd..................................    462,560      479,115
    Yeung Cyang Industrial Co., Ltd....................    657,691      482,074
   *Yi Jinn Industrial Co., Ltd........................    545,427      189,066
    Yieh Phui Enterprise Co., Ltd......................  2,215,135      882,558
  #*Young Fast Optoelectronics Co., Ltd................    181,138      841,557
   #Young Optics, Inc..................................     73,214      318,963
   #Yuanta Financial Holding Co., Ltd.................. 11,551,292    8,258,679
    Yuen Foong Yu Paper Manufacturing Co., Ltd.........  2,775,367    1,380,729
    Yulon Motor Co., Ltd...............................  1,672,715    4,376,150
    Yung Chi Paint & Varnish Manufacturing Co., Ltd....    158,350      259,824
    Yung Tay Engineering Co., Ltd......................    751,000    1,431,080
    YungShin Global Holding Corp.......................    349,000      624,345
    Zenitron Corp......................................    329,000      225,216
   #Zig Sheng Industrial Co., Ltd......................    665,846      420,378
  #*Zinwell Corp.......................................    613,979      876,117
    Zippy Technology Corp..............................    259,028      206,842
   *Zyxel Communication Corp...........................  1,019,496      763,816
                                                                   ------------
TOTAL TAIWAN...........................................             712,640,014
                                                                   ------------
THAILAND -- (2.2%)
    A.J. PCL (Foreign).................................    238,300      229,711
    Advance Info Service PCL (Foreign).................    517,209    2,002,938
   *Airports of Thailand PCL (Foreign).................    864,900    1,362,961
    Amata Corp. PCL (Foreign)..........................    739,700      386,901
    Asia Plus Securities PCL (Foreign).................  1,845,400      188,098
    Asia Plus Securities PCL (Foreign) NVDR............  1,260,100      125,904
    Asian Property Development PCL (Foreign)...........  3,036,360      615,925
    Ayudhya Insurance PCL (Foreign)....................    191,400      128,990
    Bangchak Petroleum PCL (Foreign)...................  1,087,400      823,981
    Bangkok Aviation Fuel Services PCL (Foreign).......    409,154      175,597
    Bangkok Bank PCL (Foreign).........................  1,321,500    7,820,444
    Bangkok Bank PCL (Foreign) NVDR....................    140,800      821,432
    Bangkok Chain Hospital PCL (Foreign)...............  1,241,040      257,987
    Bangkok Dusit Medical Services PCL (Foreign).......    596,800    1,155,581
    Bangkok Expressway PCL (Foreign)...................    591,800      367,085
    Bangkok Insurance PCL (Foreign)....................      2,200       19,179
   *Bangkok Land PCL (Foreign) NVDR....................  2,802,700       67,659
    Bangkok Life Assurance, Ltd. PCL (Foreign) NVDR....    398,800      695,309
   *Bangkok Metro PCL (Foreign)........................  2,141,900       48,835
   *Bangkokland PCL (Foreign).......................... 21,097,300      509,306
    Bank of Ayudhya PCL (Foreign)......................  1,252,000    1,175,390
    Bank of Ayudhya PCL (Foreign) NVDR.................  2,752,700    2,538,114
    Banpu PCL (Foreign)................................    119,924    2,943,315
    BEC World PCL (Foreign)............................    712,400      979,326
    Big C Supercenter PCL (Foreign)....................    234,100      941,894
    Big C Supercenter PCL (Foreign) NVDR...............    132,900      534,719
    Bumrungrad Hospital PCL (Foreign)..................    387,600      490,592
    Cal-Comp Electronics (Thailand) PCL (Foreign)......  4,903,100      558,945
    Central Pattana PCL (Foreign)......................  1,049,500    1,293,181
    Central Plaza Hotel PCL (Foreign)..................  1,165,300      402,434
    CH Karnchang PCL (Foreign).........................  1,155,100      305,961
    Charoen Pokphand Foods PCL (Foreign)...............  3,815,900    4,062,190
    Charoong Thai Wire & Cable PCL (Foreign)...........    343,000      105,229
    CP ALL PCL (Foreign)...............................  1,207,200    2,003,567

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
THAILAND -- (Continued)
    Delta Electronics (Thailand) PCL (Foreign)..........    991,800 $   906,171
    Diamond Building Products PCL (Foreign).............    139,500      27,830
    Dynasty Ceramic PCL (Foreign).......................    176,600     306,422
    Eastern Water Resources Development & Management
      PCL (Foreign).....................................    846,600     178,829
    Electricity Generating PCL (Foreign)................    188,400     596,942
    Electricity Generating PCL (Foreign) NVDR...........    133,800     422,821
   *Erawan Group PCL (Foreign)..........................  1,295,200     129,411
    Esso Thailand PCL (Foreign).........................  2,835,500   1,159,869
   *G J Steel PCL (Foreign)............................. 30,207,500     253,206
   *G Steel PCL (Foreign)............................... 12,831,400     296,854
   *GFPT PCL(Foreign)...................................    988,400     371,168
    Glow Energy PCL (Foreign)...........................    710,600   1,346,149
    GMM Grammy PCL (Foreign)............................    186,400     112,496
    Hana Microelectronics PCL (Foreign).................    720,357     601,405
    Hermraj Land & Development PCL (Foreign)............  9,272,000     752,330
    Home Product Center PCL (Foreign)...................  2,673,045     824,544
    ICC International PCL (Foreign).....................     49,200      70,934
    IRPC PCL (Foreign).................................. 15,050,790   2,901,661
    Italian-Thai Development PCL (Foreign) NVDR.........  3,291,100     505,389
   *ITV PCL (Foreign)...................................    183,700       6,467
    Jasmine International PCL (Foreign).................  4,894,600     525,154
   *Kang Yong Electric PCL (Foreign)....................        500       3,856
    Kasikornbank PCL (Foreign)..........................  1,189,000   5,660,956
    Kasikornbank PCL (Foreign) NVDR.....................    238,500   1,127,527
    KGI Securities Thailand PLC (Foreign)...............  3,347,300     273,844
    Khon Kaen Sugar Industry PCL (Foreign)..............  1,097,900     574,258
    Kiatnakin Finance PCL (Foreign).....................    628,400     726,900
    Krung Thai Bank PCL (Foreign).......................  6,511,300   4,540,990
   *Krungthai Card PCL (Foreign)........................    115,200      60,255
    Lam Soon Thailand PCL...............................    354,600      47,320
    Land & Houses PCL (Foreign).........................    942,800     218,116
    Land & Houses PCL (Foreign) NVDR....................  3,864,600     881,116
    Lanna Resources PCL (Foreign).......................    265,800     262,904
    Loxley PCL (Foreign)................................  1,996,500     234,292
    LPN Development PCL (Foreign).......................  1,590,700     602,679
    Major Cineplex Group PCL (Foreign)..................    804,700     442,484
    MBK PCL (Foreign)...................................    134,200     440,959
    MCOT PCL (Foreign)..................................    428,700     438,402
    MCS Steel PCL.......................................    369,600     140,033
   *Minor International PCL (Foreign)...................  2,260,692   1,015,701
    Muramoto Electronic (Thailand) PCL (Foreign)........      7,400      57,811
    Padaeng Industry PCL (Foreign) NVDR.................    192,800     130,580
    Phatra Capital PCL..................................    129,400     142,091
    Polyplex PCL (Foreign)..............................    556,700     449,840
    Precious Shipping PCL (Foreign).....................  1,104,000     647,779
    Preuksa Real Estate PCL (Foreign)...................  1,241,000     857,153
    Property Perfect PCL (Foreign)......................  8,301,000     269,974
    PTT Aromatics & Refining PCL (Foreign)..............  2,222,743   3,167,362
    PTT Chemical PCL (Foreign)..........................    819,271   4,463,756
    PTT Exploration & Production PCL (Foreign)..........    788,602   4,865,139
    PTT PCL (Foreign)...................................  1,065,980  12,402,181
    Quality Houses PCL (Foreign)........................  9,065,600     574,484
    Ratchaburi Electricity Generating Holding PCL
      (Foreign).........................................    825,900   1,190,736
   *Regional Container Lines PCL (Foreign)..............    589,200     159,030
    Robinson Department Store PCL (Foreign).............    623,500     768,269
    Rojana Industrial Park PCL (Foreign)................    710,100     236,898
    Saha-Union PCL (Foreign)............................    297,800     339,487
   *Sahaviriya Steel Industries PCL (Foreign)........... 15,357,480     607,605
    Samart Corporation PCL (Foreign)....................    723,600     237,763
    Samart I-Mobile PCL (Foreign).......................  1,746,000     119,425
    Samart Telcoms PCL (Foreign)........................    318,500     146,302

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
THAILAND -- (Continued)
    Sansiri PCL (Foreign).............................  1,764,816 $    319,531
    SC Asset Corp. PCL (Foreign)......................    860,200      441,276
    Serm Suk PCL (Foreign) NVDR.......................    112,700      225,778
   *Shinawatra Satellite PCL (Foreign)................    833,700      301,893
    Siam Cement PCL (Foreign) (The)...................     89,100    1,308,493
    Siam Cement PCL (Foreign) (The) NVDR..............    131,300    1,677,294
    Siam City Cement PCL (Foreign) (6363194)..........      9,100       70,786
    Siam City Cement PCL (Foreign) (6806387)..........    110,400      858,769
    Siam Commercial Bank PCL (Foreign)................  1,239,069    5,255,397
   *Siam Future Development PCL (Foreign).............    592,000      125,049
    Siam Makro PCL (Foreign)..........................    110,300      861,690
    Siamgas & Petrochemicals PCL (Foreign)............    671,800      418,960
    Sino-Thai Engineering & Construction PCL
      (Foreign).......................................  1,560,800      601,817
    SNC Former PCL (Foreign)..........................    152,100      156,817
   *Somboon Advance Technology PCL (Foreign)..........    310,100      280,728
    Sri Trang Agro Industry PCL (Foreign).............    841,200      824,982
    STP & I PCL (Foreign).............................    279,728      216,654
    Supalai PCL (Foreign).............................  2,095,700      976,705
    SVI PCL (Foreign).................................  1,153,500      199,179
   *Tata Steel (Thailand) PCL (Foreign)...............  6,005,600      285,933
   *Thai Airways International PCL (Foreign)..........  1,600,037    1,515,542
    Thai Carbon Black PCL (Foreign)...................    108,000      102,297
    Thai Central Chemical PCL (Foreign)...............     60,400       42,731
    Thai Oil PCL (Foreign)............................  1,484,300    3,819,615
    Thai Plastic & Chemicals PCL (Foreign)............    687,900      686,170
    Thai Reinsurance PCL (Foreign)....................    220,700       51,429
    Thai Stanley Electric (Thailand) PCL (Foreign)....     51,200      302,136
    Thai Tap Water Supply PCL (Foreign)...............  2,538,300      506,383
    Thai Union Frozen Products PCL (Foreign)..........    708,225    1,353,523
    Thai Vegetable Oil PCL (Foreign)..................    421,825      360,655
   *Thai-German Ceramic Industry PCL (Foreign)........    313,800       72,071
    Thanachart Capital PCL (Foreign)..................  1,452,500    1,485,373
    Thoresen Thai Agencies PCL (Foreign)..............    610,720      389,059
    Ticon Industrial Connection PCL (Foreign).........    378,300      182,649
   *Tipco Asphalt PCL (Foreign).......................    118,300      200,307
    Tisco Financial Group PCL (Foreign)...............    731,000      980,386
   *Tisco Financial Group PCL (Foreign) NVDR..........    183,300      245,834
    TMB Bank PCL (Foreign)............................ 33,057,013    2,261,066
    Total Access Communication PCL (Foreign)..........    200,000      452,640
   *Total Access Communication PCL (Foreign) NVDR.....  1,665,700    3,769,816
    TPI Polene PCL (Foreign)..........................  1,656,661      722,099
   *True Corp. PCL (Foreign)..........................  8,260,315    1,129,994
    Univanich Palm Oil PCL (Foreign)..................     15,000       40,235
    Vanachai Group PCL (Foreign)......................  1,337,400      214,343
    Vibhavadi Medical Center PCL (Foreign)............    301,300       71,726
    Vinythai PCL (Foreign)............................    563,300      356,961
                                                                  ------------
TOTAL THAILAND........................................             134,683,760
                                                                  ------------
TURKEY -- (1.5%)
    Adana Cimento Sanayii Ticaret A.S. Class A........    118,276      313,371
    Adana Cimento Sanayii Ticaret A.S. Class C........          1           --
   *Advansa Sasa Polyester Sanayi A.S.................    376,248      486,023
    Afyon Cimento Sanayi T.A.S........................        651       42,945
    Akbank T.A.S......................................  1,250,119    5,434,395
    Akcansa Cimento Sanayi ve Ticaret A.S.............    166,515      702,128
   *Akenerji Elektrik Uretim A.S......................    238,763      505,176
    Aksa Akrilik Kimya Sanayii A.S....................    204,332      640,323
   *Aksigorta A.S.....................................    323,868      307,522
    Alarko Holding A.S................................    172,240      366,977
    Albaraka Turk Katilim Bankasi A.S.................    363,779      480,967
    Altinyildiz Mensucat ve Konfeksiyon Fabrikalari
      A.S.............................................     82,285    1,058,594

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TURKEY -- (Continued)
    Anadolu Anonim Turk Sigorta Sirketi A.S...............   515,759 $  337,100
    Anadolu Cam Sanayii A.S...............................   301,248    643,382
    Anadolu Efes Biracilik ve Malt Sanayi A.S.............   121,489  1,601,967
    Anadolu Hayat Sigorta A.S.............................    92,036    197,691
   *Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S..........         1          6
    Arcelik A.S...........................................   539,674  2,455,067
    Aselsan Elektronik Sanayi Ve Ticaret A.S..............    81,194    424,023
   *Asya Katilim Bankasi A.S..............................   922,184  1,299,535
   *Aydiner Enerji A.S....................................    58,827     89,115
    Aygaz A.S.............................................   261,182  1,619,006
    Bagfas Bandirma Gubre Fabrikalari A.S.................     3,578    331,311
    Banvit Bandirma Vitaminli Yem Sanayii A.S.............    64,466    158,860
    Bati Anabolu Cimento A.S..............................    99,492    448,941
   *Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.....    19,099     90,148
    BIM BirlesikMagazalar A.S.............................    69,056  2,353,033
    Bolu Cimento Sanayii A.S..............................   184,348    162,227
   *Borusan Mannesmann Boru Sanayi ve Ticaret A.S.........    27,005    492,599
   *Bosch Fren Sistemleri Sanayi ve Ticaret A.S...........       584     51,757
   *Boyner Buyuk Magazacilik A.S..........................    43,429    102,340
    Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.......     1,337    118,157
   *BSH ev Aletleri Sanayi ve Ticaret A.S.................       510     30,340
    Bursa Cimento Fabrikasi A.S...........................    58,857    168,435
    Celebi Hava Servisi A.S...............................     7,051    108,035
    Cimsa Cimento Sanayi ve Ticaret A.S...................    90,662    448,125
    Coca-Cola Icecek A.S..................................    65,093    933,191
   *Deva Holding A.S......................................   208,738    276,873
   *Dogan Gazetecilik A.S.................................    63,205     84,008
   *Dogan Sirketler Grubu Holdings A.S.................... 1,736,358    889,920
   *Dogan Yayin Holding A.S............................... 1,392,246    765,976
   *Dogus Otomotiv Servis ve Ticaret A.S..................   165,258    442,306
   *Dyo Boya Fabrikalari Sanayi ve Ticaret A.S............   114,305    102,484
   *Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.......    41,240     73,162
    Eczacibasi Yatirim Holding Ortakligi A.S..............    65,083    204,401
    EGE Seramik Sanayi ve Ticaret A.S.....................   122,153    152,724
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret A.S...............................   416,444    555,369
    Enka Insaat ve Sanayi A.S.............................   336,426    916,267
    Eregli Demir ve Celik Fabrikalari T.A.S............... 1,831,791  4,308,575
    Fenerbahce Sportif Hizmetler Sanayi ve Ticaret A.S....     5,505    137,512
    Ford Otomotiv Sanayi A.S..............................   138,652  1,088,654
    Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S....     1,787    335,338
    Gentas Genel Metal Sanayi ve Ticaret A.S..............   117,050    173,767
   *Global Yatirim Holding A.S............................   515,400    405,822
   *Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S.......    61,429     28,988
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S...     5,202    176,292
    Goodyear Lastikleri T.A.S.............................    16,597    671,665
   *GSD Holding A.S.......................................   508,433    243,019
   *Gubre Fabrikalari Ticaret A.S.........................    29,789    235,328
   *Gunes Sigorta A.S.....................................   135,452    179,908
    Haci Omer Sabanci Holding A.S.........................        --          2
   *Hurriyet Gazetecilik ve Matbaacilik A.S...............   476,337    315,797
   *Ihlas EV Aletleri A.S.................................   252,538    155,225
   *Ihlas Holding A.S..................................... 1,964,334  1,249,525
   *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S............   105,317    252,222
   *Is Finansal Kiralama A.S..............................   315,073    220,210
    Is Yatirim Menkul Degerler A.S........................   147,677    138,133
   *Isiklar Yatirim Holding A.S...........................   217,977    169,522
    Ittifak Holding A.S...................................    19,789     96,940
   *Izmir Demir Celik Sanayi A.S..........................   296,660    688,535
   *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S....   436,773    284,031
   *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class B..............................................   213,882    154,136
   *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class D.............................................. 1,376,109    812,694

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
TURKEY -- (Continued)
   *Karsan Otomotiv Sanayii Ve Ticaret A.S............    74,582 $       62,595
    Kartonsan Karton Sanayi ve Ticaret A.S............     2,096        236,864
   *Kerevitas Gida Sanayii ve Ticaret A.S.............     3,338        142,313
    Koc Holding A.S. Series B.........................   773,989      3,230,022
    Konya Cimento Sanayii A.S.........................     2,929        444,105
    Kordsa Global Endustriyel Iplik ve Kord Bezi
      Sanayi ve Ticaret A.S...........................   378,338      1,036,897
   *Koza Anadolu Metal Madencilik Isletmeleri A.S.....   285,680        837,715
    Mardin Cimento Sanayii ve Ticaret A.S.............   117,829        451,495
   *Marshall Boya ve Vernik A.S.......................     3,877        104,305
   *Marti Otel Isletmeleri A.S........................   136,993         77,814
   *Menderes Tekstil Sanayi ve Ticaret A.S............   289,061        125,866
   *Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S....    93,505         74,906
   *Net Holding A.S...................................   520,444        445,741
    Net Turizm Ticaret ve Sanayi A.S..................   378,364        235,025
    Nortel Networks Netas Telekomuenikasyon A.S.......    12,477      1,062,779
    Nuh Cimento Sanayi A.S............................    93,483        608,990
    Otokar Otomotive Ve Savunma Sanayi A.S............    13,080        325,255
   *Park Elektrik Uretim Madencilik Sanayi ve
     Ticaret A.S......................................   241,624        552,600
   *Petkim Petrokimya Holding A.S.....................   982,676      1,465,302
    Pinar Entegre Et ve Un Sanayi A.S.................    40,842        168,896
    Pinar SUT Mamulleri Sanayii A.S...................    72,918        654,090
   *Reysas Tasimacilik ve Lojistik Ticaret A.S........   150,867        130,564
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret
      A.S.............................................    94,258        227,114
    Sekerbank T.A.S...................................   807,373        474,593
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S..........   350,567        414,818
    Soda Sanayii A.S..................................   102,883        181,357
    Soktas Tekstil Sanayi ve Ticaret A.S..............    38,257        160,433
   *TAT Konserve Sanayii A.S..........................   101,813        216,727
   *TAV Havalimanlari Holding A.S.....................   212,306      1,033,919
    Tekfen Holding A.S................................   276,125        954,939
   *Tekstil Bankasi A.S...............................   231,009        111,635
    Tofas Turk Otomobil Fabrikasi A.S.................   289,397      1,193,840
   *Trabzonspor Sportif Yatirim ve T.A.S..............    10,390        104,488
    Trakya Cam Sanayii A.S............................   466,510        991,013
    Tupras Turkiye Petrol Rafinerileri A.S............   185,375      4,499,662
    Turcas Petrol A.S.................................   181,408        366,017
   *Turk Hava Yollari A.S.............................   839,520      1,561,974
    Turk Telekomunikasyon A.S.........................   253,947      1,076,826
    Turk Traktor ve Ziraat Makineleri A.S.............    18,173        409,788
   *Turkcell Iletisim Hizmetleri AS...................   212,664      1,092,700
  #*Turkcell Iletisim Hizmetleri AS ADR...............   119,038      1,523,686
    Turkiye Garanti Bankasi A.S....................... 1,790,492      7,856,783
    Turkiye Halk Bankasi A.S..........................   287,295      2,006,081
    Turkiye Is Bankasi A.S............................ 1,698,422      4,847,053
    Turkiye Sinai Kalkinma Bankasi A.S................ 1,140,579      1,591,006
    Turkiye Sise ve Cam Fabrikalari A.S...............   987,268      2,144,043
    Turkiye Vakiflar Bankasi T.A.O.................... 1,477,654      3,078,250
    Ulker Biskuvi Sanayi A.S..........................   209,745        678,048
   *Uzel Makina Sanayii A.S...........................    63,028         29,101
    Vestel Beyaz Esya Sanayi ve Ticaret A.S...........    46,879         71,816
   *Vestel Elektronik Sanayi ve Ticaret A.S...........   192,180        284,536
    Yapi Kredi Sigorta A.S............................    38,327        375,281
   *Yapi ve Kredi Bankasi A.S.........................   770,554      1,828,415
   *Zorlu Enerji Elektrik Uretim A.S..................   179,564        221,330
                                                                 --------------
TOTAL TURKEY..........................................               96,069,553
                                                                 --------------
UNITED STATES -- (0.0%)
   *Central European Media Enterprises, Ltd. Class A..     2,506         47,915
                                                                 --------------
TOTAL COMMON STOCKS...................................            5,217,058,576
                                                                 --------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
PREFERRED STOCKS -- (5.5%)
BRAZIL -- (5.5%)
    AES Tiete SA........................................   144,941 $  2,251,429
    Alpargatas SA.......................................   420,000    2,924,848
    Banco Bradesco SA Sponsored ADR..................... 2,639,163   50,751,104
    Banco Cruzeiro do Sul SA............................    26,000      244,769
    Banco do Estado do Rio Grande do Sul SA.............   386,198    3,867,334
    Brasil Telecom SA ADR...............................   119,739    3,094,056
    Braskem SA Preferred A..............................    58,000      689,635
   #Braskem SA Preferred A Sponsored ADR................   141,137    3,425,395
    Centrais Electricas de Santa Catarina SA............    30,450      792,051
    Centrais Eletricas Brasileiras SA...................   108,900    1,645,946
   #Cia Brasileira de Distribuicao Grupo Pao de Acucar
     SA Sponsored ADR Series A..........................   183,588    7,929,166
    Cia de Bebidas das Americas SA......................   111,878    3,289,575
    Cia de Bebidas das Americas SA Preferred ADR........   265,500    7,970,310
    Cia de Tecidos Norte de Minas - Coteminas SA........    85,900      227,095
    Cia de Transmissao de Energia Electrica Paulista
      SA Series A.......................................    45,100    1,363,309
    Cia Energetica de Minas Gerais SA...................     4,587       87,164
   #Cia Energetica de Minas Gerais SA Sponsored ADR.....   382,905    7,390,066
    Cia Energetica do Ceara SA Series A.................    45,500    1,026,856
   #Cia Paranaense de Energia SA Sponsored ADR Series
     A..................................................   110,818    2,678,471
    Cia Paranaense de Energia-Copel SA Series B.........    34,380      830,210
    Confab Industrial SA................................   550,265    1,465,387
   *Contax Participacoes SA.............................    58,800      769,668
  #*Contax Participacoes SA ADR.........................    46,700      115,816
   *Eletropaulo Metropolitana Eletricidade de Sao
     Paulo SA...........................................   181,220    4,238,224
    Empressa Metropolitanade Aguas e Energia SA.........     6,100       31,270
    Eucatex SA Industria e Comercio SA..................    30,800      127,303
    Ferbasa-Ferro Ligas Da Bahia SA.....................    80,800      536,635
    Forjas Taurus SA....................................   289,162      438,166
    Fras-Le SA..........................................     4,800        9,409
    Gerdau SA...........................................    90,683      816,287
    Gerdau SA Sponsored ADR............................. 1,092,500    9,963,600
    Gol Linhas Aereas Inteligentes SA...................    78,200      605,088
    Inepar SA Industria e Construcoes...................   115,250      304,688
   #Itau Unibanco Holding SA ADR........................ 1,648,537   33,580,699
    Klabin SA........................................... 1,126,933    3,836,739
    Lojas Americanas SA.................................   322,048    2,919,682
    Marcopolo SA........................................   493,500    2,004,739
    Metalurgica Gerdau SA...............................   317,800    3,637,328
   #Petroleo Brasileiro SA ADR.......................... 2,268,300   69,704,859
    Randon e Participacoes SA...........................   243,950    1,695,703
    Saraiva SA Livreiros Editores.......................    50,300      924,364
    Suzano Papel e Celullose SA.........................   450,092    2,986,392
    TAM SA..............................................   104,100    1,996,953
    Tele Norte Leste Participacoes SA...................    27,000      374,311
   #Tele Norte Leste Participacoes SA ADR...............   373,785    5,225,514
    Telecomunicacoes de Sao Paulo SA....................   168,198    5,276,353
   #Telecomunicacoes de Sao Paulo SA ADR................   215,376    6,831,727
    Telemar Norte Leste SA..............................    67,100    1,929,690
    Tim Participacoes SA................................    33,270      163,684
   #Tim Participacoes SA ADR............................    83,580    4,182,343
    Ultrapar Participacoes SA...........................   446,536    7,912,312
    Ultrapar Participacoes SA Sponsored ADR.............    12,000      217,440
   *Unipar Participacoes SA Class B.....................   867,609      234,965
    Usinas Siderurgicas de Minas Gerais SA Series A.....   797,300    5,732,273
    Vale SA Series A....................................   237,528    6,984,091
   #Vale SA Sponsored ADR............................... 1,618,986   47,792,467
    Whirlpool SA........................................    51,787      116,874
                                                                   ------------
TOTAL BRAZIL............................................            338,161,832
                                                                   ------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES       VALUE++
                                                      ------------ ------------
CHILE -- (0.0%)
    Embotelladora Andina SA..........................      139,598 $    552,289
                                                                   ------------
INDIA -- (0.0%)
   *Ispat Industries, Ltd............................       97,131       15,035
                                                                   ------------
MALAYSIA -- (0.0%)
   *TA Global Berhad.................................    1,295,940      141,704
                                                                   ------------
TOTAL PREFERRED STOCKS...............................               338,870,860
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
CHILE -- (0.0%)
   *Cia Sud Americana de Vapores SA Rights 06/30/11..      930,935          509
   *Corpbanca SA Rights 07/02/11.....................   20,297,042          444
                                                                   ------------
TOTAL CHILE..........................................                       953
                                                                   ------------
CHINA -- (0.0%)
  #*Xiwang Sugar Holdings Co., Ltd. Warrants
     02/22/12........................................      140,666           --
                                                                   ------------
MALAYSIA -- (0.0%)
   *Coastal Contracts Berhad Warrants 07/18/16.......       55,109       13,276
   *Hap Seng Consolidated Berhad Warrants 08/09/16...      394,140           --
   *KSL Holdings Berhad Rights 08/12/11..............       56,566        6,004
   *Press Metal Berhad Rights 08/15/11...............       85,300           --
   *QL Resources Berhad Warrants 02/13/13............       31,292        9,014
   *TRC Synergy Berhad Warrants 07/14/16.............       76,838        6,213
                                                                   ------------
TOTAL MALAYSIA.......................................                    34,507
                                                                   ------------
TAIWAN -- (0.0%)
   *First Financial Holding Co., Ltd. Rights
     09/09/11........................................      854,703      100,778
                                                                   ------------
THAILAND -- (0.0%)
   *Bangkok Land PCL (Foreign) NVDR Warrants
     05/02/13........................................      314,910        1,901
   *Erawan Group PCL (Foreign) Warrants 12/17/13.....      111,520        4,076
   *Property Perfect PCL (Foreign) Rights............      230,583           --
   *Rojana Industrial Park PCL (Foreign) Warrants
     12/31/99........................................      236,700       47,221
   *Tipco Asphalt PCL (Foreign) Warrants 04/17/14....       11,830        2,777
                                                                   ------------
TOTAL THAILAND.......................................                    55,975
                                                                   ------------
TOTAL RIGHTS/WARRANTS................................                   192,213
                                                                   ------------

                                                         FACE
                                                        AMOUNT       VALUE+
                                                      ------------ ------------
                                                         (000)
TEMPORARY CASH INVESTMENTS -- (0.8%)
    Repurchase Agreement, PNC Capital Markets,
      Inc. 0.05%, 08/01/11 (Collateralized by
      $47,850,000 FNMA 2.24%, 07/06/15, valued at
      $49,046,250) to be repurchased at $48,319,201.. $     48,319   48,319,000

                                                        SHARES/
                                                         FACE
                                                        AMOUNT
                                                      ------------
                                                         (000)
SECURITIES LENDING COLLATERAL -- (9.2%)
(S)@DFA Short Term Investment Fund...................  561,273,100  561,273,100
   @Repurchase Agreement, Deutsche Bank
    Securities, Inc. 0.20%, 08/01/11
    (Collateralized by $50,795,500 U.S. Treasury
    Note 0.750%, 06/15/14, valued at $3,982,760)##
    to be repurchased at $3,904,729.................. $      3,905    3,904,664
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL..................               565,177,764
                                                                   ------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                     VALUE+
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,823,194,321)^^....................................... $6,169,618,413
                                                                 ==============

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                             VALUATION INPUTS
                           ----------------------------------------------------
                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
Common Stocks
   Brazil................. $  429,592,918             --   --    $  429,592,918
   Chile..................    112,006,216             --   --       112,006,216
   China..................    177,348,649 $  627,730,103   --       805,078,752
   Colombia...............     12,722,173             --   --        12,722,173
   Czech Republic.........      1,442,366     22,141,178   --        23,583,544
   Egypt..................             --      4,465,136   --         4,465,136
   Hungary................        566,796     28,587,544   --        29,154,340
   India..................     31,735,824    482,098,755   --       513,834,579
   Indonesia..............      6,348,752    197,187,186   --       203,535,938
   Israel.................             --        349,526   --           349,526
   Malaysia...............             --    205,753,411   --       205,753,411
   Mexico.................    258,299,165             --   --       258,299,165
   Peru...................     11,010,268             --   --        11,010,268
   Philippines............      2,167,780     59,381,066   --        61,548,846
   Poland.................             --     97,162,717   --        97,162,717
   Russia.................     12,436,502    207,216,948   --       219,653,450
   South Africa...........     70,122,942    363,192,184   --       433,315,126
   South Korea............     93,046,045    759,505,184   --       852,551,229
   Taiwan.................     20,295,652    692,344,362   --       712,640,014
   Thailand...............    134,683,760             --   --       134,683,760
   Turkey.................      1,523,686     94,545,867   --        96,069,553
   United States..........         47,915             --   --            47,915
Preferred Stocks
   Brazil.................    338,161,832             --   --       338,161,832
   Chile..................        552,289             --   --           552,289
   India..................             --         15,035   --            15,035
   Malaysia...............             --        141,704   --           141,704
Rights/Warrants
   Chile..................            953             --   --               953
   China..................             --             --   --                --
   Malaysia...............         15,018         19,489   --            34,507
   Taiwan.................             --        100,778   --           100,778
   Thailand...............          2,777         53,198   --            55,975
Temporary Cash Investments             --     48,319,000   --        48,319,000
Securities Lending
  Collateral..............             --    565,177,764   --       565,177,764
                           -------------- --------------   --    --------------
TOTAL..................... $1,714,130,278 $4,455,488,135   --    $6,169,618,413
                           ============== ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                      DFA ONE-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                          FACE
                                                         AMOUNT      VALUE+
                                                        -------- --------------
                                                         (000)
AGENCY OBLIGATIONS -- (35.2%)
Federal Farm Credit Bank
   0.400%, 11/02/12.................................... $ 14,000 $   14,003,276
   0.850%, 04/15/13....................................    4,000      4,027,352
Federal Home Loan Bank
   1.125%, 05/18/12....................................   50,000     50,308,150
   1.375%, 06/08/12....................................   40,000     40,348,760
   1.750%, 08/22/12....................................   75,000     76,098,000
   4.625%, 10/10/12....................................   68,700     72,224,654
   1.750%, 12/14/12....................................   30,000     30,542,070
   1.625%, 03/20/13....................................   91,000     92,807,442
   1.000%, 03/27/13....................................  155,000    156,509,235
   3.625%, 05/29/13....................................   65,000     68,764,150
   3.875%, 06/14/13....................................   20,000     21,274,440
   1.875%, 06/21/13....................................   30,000     30,807,990
Federal Home Loan Mortgage Corporation
#  1.125%, 07/27/12....................................   15,000     15,107,280
   1.000%, 08/28/12....................................   30,000     30,204,180
   0.375%, 11/30/12....................................   25,000     24,998,175
   4.125%, 12/21/12....................................   40,000     42,053,520
#  0.625%, 12/28/12....................................   30,000     30,100,980
   1.375%, 01/09/13....................................   66,000     66,934,626
   4.500%, 01/15/13....................................   20,000     21,192,480
#  0.750%, 03/28/13....................................  255,800    257,181,064
   1.720%, 04/11/13....................................   60,000     61,304,580
#  1.625%, 04/15/13....................................  114,500    116,816,908
#  3.750%, 06/28/13....................................   85,000     90,418,920
#  4.500%, 07/15/13....................................  105,000    113,285,865
Federal National Mortgage Association
   4.375%, 09/15/12....................................  133,000    138,962,390
   0.500%, 10/30/12....................................   25,000     25,038,700
   3.625%, 02/12/13....................................   30,000     31,442,310
   1.750%, 02/22/13....................................  170,000    173,443,010
#  0.750%, 02/26/13....................................   43,000     43,230,824
   4.375%, 03/15/13....................................  178,000    189,351,416
   3.250%, 04/09/13....................................  130,000    136,320,990
   1.750%, 05/07/13....................................  123,000    125,711,904
   3.875%, 07/12/13....................................  125,000    133,338,625
                                                                 --------------
TOTAL AGENCY OBLIGATIONS. .............................           2,524,154,266
                                                                 --------------
BONDS -- (42.0%)
Bank of New York Mellon Corp. (The)
   4.500%, 04/01/13....................................    4,638      4,923,427

                                                         FACE
                                                        AMOUNT      VALUE+
                                                        ------- ---------------
                                                        (000)
Bank of Nova Scotia
   0.750%, 10/15/12.................................... $40,000 $    40,077,560
#  2.250%, 01/22/13....................................  43,400      44,430,576
Bank of Nova Scotia Floating Rate Note
(r)0.500%, 03/12/12....................................  25,000      25,036,375
(r)0.581%, 02/15/13....................................  75,000      74,944,200
Barclays Bank P.L.C.
   5.450%, 09/12/12....................................  82,900      86,998,576
Bear Stearns Cos. LLC (The)
  Floating Rate Note...................................
(r)0.444%, 02/01/12....................................  26,167      26,192,853
(r)2.017%, 08/10/12....................................   9,925      10,087,889
Berkshire Hathaway, Inc. Floating Rate Note
(r)0.447%, 02/10/12....................................  81,000      81,100,845
(r)0.696%, 02/11/13....................................  99,138      99,785,371
BNP Paribas SA
   2.125%, 12/21/12....................................  61,446      62,151,953
Citigroup Funding, Inc.
   2.125%, 07/12/12....................................  49,000      49,863,576
   1.875%, 11/15/12....................................  20,000      20,378,740
Credit Agricole Corporate & Investment Bank
  Floating Rate Note...................................
(r)0.796%, 04/13/12....................................  50,000      49,987,250
Eksportfinans ASA
   5.000%, 02/14/12....................................   2,218       2,272,714
   1.875%, 04/02/13....................................  21,000      21,423,570
European Investment Bank
#  1.750%, 09/14/12....................................  25,000      25,378,175
   2.875%, 03/15/13....................................  25,000      25,954,800
   3.375%, 06/12/13....................................  19,287      20,277,889
#  1.875%, 06/17/13....................................  35,000      35,853,265
General Electric Capital Corp.
   3.500%, 08/13/12....................................  30,000      30,899,460
   5.250%, 10/19/12....................................  42,400      44,677,516
   2.800%, 01/08/13....................................  12,600      12,926,012
   5.450%, 01/15/13....................................  15,500      16,489,443
General Electric Capital Corp.
  Floating Rate Note...................................
(r)0.384%, 11/01/12....................................  28,950      28,942,820
(r)0.418%, 05/08/13....................................  48,500      48,170,394
General Electric Co.
   5.000%, 02/01/13....................................  23,034      24,418,896
Inter-American Development Bank
   4.375%, 09/20/12....................................  11,900      12,426,432

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT      VALUE+
                                                       -------- ---------------
                                                        (000)
International Bank for
   Reconstruction & Development.......................
   0.800%, 07/13/12................................... $ 45,000 $    45,172,620
International Business Machines Corp.
#  2.100%, 05/06/13...................................   19,950      20,470,017
Japan Finance Corp.
   1.500%, 07/06/12...................................   71,500      71,698,341
   2.125%, 11/05/12...................................   40,000      40,652,920
Johnson & Johnson.....................................
   0.700%, 05/15/13...................................  141,000     141,369,138
JPMorgan Chase & Co.
   5.375%, 10/01/12...................................   30,378      31,968,319
JPMorgan Chase & Co. Floating Rate Note
(r)0.905%, 02/26/13...................................  110,420     111,125,694
Kreditanstalt fuer Wiederaufbau AG
   4.750%, 05/15/12...................................   25,000      25,852,625
   1.250%, 06/15/12...................................   21,800      21,958,224
#  1.875%, 01/14/13...................................   48,500      49,502,738
   3.500%, 05/16/13...................................   25,000      26,293,875
Landwirtschaftliche Rentenbank AG
   5.250%, 07/02/12...................................   10,000      10,444,050
#  3.250%, 03/15/13...................................    6,000       6,256,206
Manitoba, Province of Canada
   2.125%, 04/22/13...................................   24,600      25,281,764
Nordea Bank Finland P.L.C. Floating Rate Note
(r)0.748%, 02/07/13...................................   80,000      80,168,880
(r)0.702%, 03/08/13...................................  102,400     102,584,422
(r)0.686%, 04/05/13...................................   20,000      20,017,960
Oesterreichische Kontrollbank AG
   4.750%, 10/16/12...................................   25,703      27,033,901
Ontario Electricity Financial Corp.
   7.450%, 03/31/13...................................   12,036      13,340,293
Ontario, Province of Canada
#  4.950%, 06/01/12...................................   48,000      49,781,808
#  5.125%, 07/17/12...................................   15,000      15,665,640
   1.875%, 11/19/12...................................   33,000      33,616,704
#  4.375%, 02/15/13...................................   67,007      70,986,948
Private Export Funding Corp.
   3.550%, 04/15/13...................................    4,000       4,206,720
Rabobank Nederland NV Floating Rate Note
(r)0.452%, 07/25/13...................................   50,000      49,999,700

                                                          FACE
                                                         AMOUNT      VALUE+
                                                        -------- --------------
                                                         (000)
Royal Bank of Canada
   2.250%, 03/15/13.................................... $ 73,977 $   76,013,365
   2.100%, 07/29/13....................................    4,275      4,392,661
Royal Bank of Canada Floating Rate Note
(r)0.400%, 12/12/12....................................   29,500     29,529,618
(r)0.402%, 03/08/13....................................  100,000    100,021,800
Sanofi-Aventis SA Floating Rate Note
(r)0.446%, 03/28/13....................................   24,000     24,069,312
Shell International Finance BV Floating Rate Note
(r)0.597%, 06/22/12....................................    8,125      8,154,908
Svenska Handelsbanken Floating Rate Note
(r)0.503%, 01/30/12....................................   19,500     19,523,810
(r)0.700%, 01/18/13....................................   50,000     49,968,800
(r)0.697%, 03/18/13....................................   75,000     74,944,800
Toronto-Dominion Bank (The) Floating Rate Note
(r)0.432%, 07/26/13....................................   79,000     79,015,010
Total Capital Canada, Ltd. Floating Rate Note
(r)0.348%, 05/13/13....................................   49,300     49,326,425
Toyota Motor Credit Corp. Floating Rate Note
(r)0.346%, 10/04/11....................................   48,000     48,012,768
(r)0.411%, 11/15/12....................................   14,500     14,500,130
U.S. Bancorp
#  1.800%, 05/15/12....................................   20,000     20,244,120
Wal-Mart Stores, Inc.
   4.250%, 04/15/13....................................   12,000     12,749,328
   4.550%, 05/01/13....................................   24,500     26,190,941
Wells Fargo & Co.
#  5.250%, 10/23/12....................................   66,750     70,300,833
   4.375%, 01/31/13....................................   63,967     67,112,513
Westpac Banking Corp., Ltd.
   2.250%, 11/19/12....................................   65,000     66,224,535
Westpac Banking Corp., Ltd. Floating Rate Note
(r)0.481%, 08/17/12....................................   50,000     49,975,800
                                                                 --------------
TOTAL BONDS............................................           3,011,791,561
                                                                 --------------
COMMERCIAL PAPER -- (19.9%)
Barclays US Funding LLC
   0.250%, 08/05/11....................................   50,000     49,998,930
   0.180%, 10/18/11....................................   40,000     39,981,280
Caisse Cent Desjardins
   0.185%, 09/16/11....................................   25,000     24,994,113

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                     FACE AMOUNT     VALUE+
                                                     ----------- --------------
                                                        (000)
     0.190%, 10/18/11............................... $    49,700 $   49,676,740
Caisse d'Amortissement de la Dette Sociale
     0.180%, 09/19/11...............................      25,000     24,996,390
     0.250%, 10/24/11...............................      41,000     40,988,307
     0.213%, 11/02/11...............................      75,000     74,975,198
Caisse des Depots Et Consignations
     0.218%, 10/12/11...............................     140,000    139,941,662
Ebay, Inc.
     0.140%, 09/07/11...............................      50,000     49,989,280
Electricite de France
     0.210%, 10/05/11...............................      60,000     59,974,956
     0.217%, 10/05/11...............................     100,000     99,958,260
     0.220%, 10/05/11...............................      35,000     34,985,391
Fortis Funding LLC
     0.190%, 08/17/11...............................      30,000     29,997,831
National Australia Funding
     0.185%, 09/20/11...............................      50,000     49,992,270
     0.175%, 10/03/11...............................      40,000     39,991,348
     0.180%, 10/13/11...............................      63,000     62,982,574
National Rural Utilities
     0.180%, 08/05/11...............................      20,000     19,999,456
     0.110%, 08/16/11...............................      23,850     23,848,032
NRW.Bank
     0.190%, 09/20/11...............................      80,000     79,979,392
     0.200%, 09/20/11...............................      51,500     51,486,734
     0.237%, 10/11/11...............................      47,000     46,980,772
     0.230%, 11/01/11...............................      19,500     19,488,267
Old Line Funding LLC
     0.170%, 09/21/11...............................      37,120     37,114,098
Queensland Treasury Corp.
     0.140%, 10/12/11...............................      15,000     14,993,750
Rabobank USA Financial Corp.
     0.340%, 09/08/11...............................      25,000     24,997,865
Sheffield Receivables Corp.
     0.130%, 08/02/11...............................      25,000     24,999,500
     0.120%, 08/08/11...............................      30,000     29,998,500
     0.130%, 08/19/11...............................      15,000     14,998,425
     0.130%, 08/23/11...............................      50,000     49,993,750
     0.170%, 10/17/11...............................      40,000     39,979,824
Toronto Dominion Holding USA
     0.130%, 08/05/11...............................      25,000     24,999,610
Westpac Banking Corp.
     0.180%, 08/03/11...............................      50,000     49,999,445
                                                                 --------------
TOTAL COMMERCIAL PAPER..........................................  1,427,281,950
                                                                 --------------

                                                      SHARES         VALUE+
                                                    ------------ --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
     BlackRock Liquidity Funds Tempcash
       Portfolio - Institutional Shares............   10,991,836 $   10,991,836
                                                                 --------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                    ------------
                                                       (000)
SECURITIES LENDING COLLATERAL -- (2.8%)
(S)@ DFA Short Term Investment Fund................  198,679,222    198,679,222
   @ Repurchase Agreement, JPMorgan Securities
      LLC 0.20%, 08/01/11 (Collateralized by
      $2,320,614 FNMA, rates ranging from 4.500%
      to 6.500%, maturities ranging from
      05/01/36 to 07/01/41, valued at
      $2,327,913) to be repurchased at
      $2,253,032................................... $      2,253      2,252,994
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.............................    200,932,216
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $7,157,604,982)^^.........................              $7,175,151,829
                                                                 ==============

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                              -------------------------------------------------
                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
Agency Obligations...........          -- $2,524,154,266   --    $2,524,154,266
Bonds........................          --  3,011,791,561   --     3,011,791,561
Commercial Paper.............          --  1,427,281,950   --     1,427,281,950
Temporary Cash Investments... $10,991,836             --   --        10,991,836
Securities Lending Collateral          --    200,932,216   --       200,932,216
                              ----------- --------------   --    --------------
TOTAL........................ $10,991,836 $7,164,159,993   --    $7,175,151,829
                              =========== ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                  DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                          -------- ------------
                                                           (000)
BONDS -- (66.8%)
AUSTRALIA -- (0.3%)
Australia & New Zealand Banking Group, Ltd.
(u)  2.400%, 01/11/13....................................   7,445  $  7,584,482
Westpac Banking Corp., Ltd.
(u)  2.250%, 11/19/12....................................  10,000    10,188,390
                                                                   ------------
TOTAL AUSTRALIA..........................................            17,772,872
                                                                   ------------
AUSTRIA -- (3.6%)
Asfinag AG
(u)  2.000%, 10/22/12....................................   6,900     7,032,839
Austria Government International Bond AG
(u)  3.250%, 06/25/13....................................  92,700    97,062,740
Oesterreichische Kontrollbank AG
(u)  4.750%, 10/16/12....................................  43,621    45,879,695
(u)  1.750%, 03/11/13....................................  25,000    25,451,500
Oesterreichische Volksbanken AG
     3.000%, 02/09/12....................................   5,000     7,221,923
                                                                   ------------
TOTAL AUSTRIA............................................           182,648,697
                                                                   ------------
CANADA -- (16.6%)
Alberta Capital Finance Authority
     5.850%, 06/01/12....................................   6,500     7,059,077
Alberta Treasury Branches
     4.400%, 12/03/12....................................  12,400    13,494,709
Bank of Nova Scotia
     3.030%, 06/04/12.................................... 107,100   113,542,029
(u)  2.250%, 01/22/13....................................  27,040    27,682,092
British Columbia, Province of Canada
     5.750%, 01/09/12....................................  75,000    80,056,780
     4.700%, 12/18/12....................................  38,400    42,015,134
     5.500%, 04/24/13....................................  15,400    17,168,151
Canada Housing Trust
     4.000%, 06/15/12....................................  31,100    33,308,525
     4.550%, 12/15/12....................................  44,000    48,027,212
     3.600%, 06/15/13....................................  32,000    34,801,612
Canadian Government Bond
     1.750%, 03/01/13....................................  86,000    90,605,809
     3.500%, 06/01/13....................................  25,000    27,166,780
Municipal Finance Authority of British Columbia
     5.250%, 12/03/12....................................   7,800     8,570,816

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                          -------- ------------
                                                           (000)
CANADA -- (Continued)
Ontario, Province of Canada
(u)  1.875%, 11/19/12....................................  13,865  $ 14,124,109
     4.500%, 12/02/12....................................  39,600    43,141,598
     5.500%, 04/17/13....................................   6,000     6,655,551
     4.750%, 06/02/13....................................  67,900    75,183,553
Royal Bank of Canada
     4.530%, 05/07/12....................................  10,800    11,568,078
     5.200%, 08/15/12....................................  13,200    14,333,975
#(u) 2.250%, 03/15/13....................................  30,135    30,964,526
Toronto-Dominion Bank (The)
     5.141%, 11/19/12....................................  11,900    13,023,180
(e)  4.875%, 01/23/13....................................  14,800    22,130,502
     4.854%, 02/13/13....................................  63,700    69,868,989
                                                                   ------------
TOTAL CANADA.............................................           844,492,787
                                                                   ------------
DENMARK -- (2.5%)
Danske Bank A.S.
(u)  2.500%, 05/10/12....................................  81,000    82,252,908
FIH Erhvervsbank A.S.
(u)  2.450%, 08/17/12....................................  34,200    34,864,301
Kommunekredit A.S.
(e)  4.375%, 10/02/12....................................   6,565     9,655,014
                                                                   ------------
TOTAL DENMARK............................................           126,772,223
                                                                   ------------
FRANCE -- (8.8%)
Agence Francaise de Developpement SA
(u)  2.250%, 05/22/12....................................  32,500    32,940,635
BNP Paribas SA
(u)  2.125%, 12/21/12....................................  31,700    32,064,201
Caisse d'Amortissement de la Dette Sociale SA
(u)  2.250%, 07/06/12....................................  40,300    40,917,436
(u)  5.375%, 07/17/12....................................   4,900     5,132,402
(u)  1.625%, 11/27/12....................................  17,600    17,862,310
     3.250%, 04/25/13....................................  25,000    36,810,788
(u)  1.375%, 07/29/13....................................  35,000    35,492,835
Caisse des Depots et Consignations SA
(u)  3.000%, 06/22/12....................................   6,200     6,343,604
(u)  1.750%, 03/26/13....................................  15,000    15,278,925
French Treasury Note BTAN
     0.750%, 09/20/12....................................  47,800    68,232,415
     3.750%, 01/12/13....................................  21,000    31,188,896

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
FRANCE -- (Continued)
Societe Financement de l'Economie Francaise SA
   2.375%, 03/10/12....................................... 10,000  $ 14,432,408
(u)2.375%, 03/26/12....................................... 84,000    85,021,440
(u)2.250%, 06/11/12....................................... 12,000    12,186,504
Total Capital SA
(u)5.000%, 10/10/11.......................................  3,500     3,526,835
(u)5.000%, 05/22/12.......................................  9,000     9,307,674
                                                                   ------------
TOTAL FRANCE..............................................          446,739,308
                                                                   ------------
GERMANY -- (7.5%)
HSH Nordbank AG
   2.250%, 07/23/12....................................... 17,000    24,533,213
IKB Deutsche Industriebank AG
   2.875%, 01/27/12....................................... 20,000    28,902,693
   2.125%, 09/10/12....................................... 39,200    56,475,059
Kreditanstalt fuer Wiederaufbau AG
(u)2.250%, 04/16/12....................................... 13,209    13,379,066
(u)1.875%, 01/14/13....................................... 21,000    21,434,175
(u)2.500%, 05/28/13....................................... 24,500    25,443,961
(u)1.375%, 07/15/13....................................... 20,000    20,290,640
(z)5.125%, 07/22/13....................................... 13,000    11,644,040
Landeskreditbank Baden-Wuerttemberg Foerderbank AG
(u)2.000%, 10/01/12....................................... 80,400    81,763,664
Landwirtschaftliche Rentenbank AG
(u)3.000%, 04/16/12....................................... 27,546    28,067,666
(u)1.875%, 09/24/12....................................... 37,000    37,562,548
(c)4.250%, 11/16/12.......................................  6,600     7,147,093
(u)5.000%, 02/15/13.......................................  5,000     5,326,845
(u)4.125%, 07/15/13....................................... 17,000    18,121,966
                                                                   ------------
TOTAL GERMANY.............................................          380,092,629
                                                                   ------------
JAPAN -- (1.8%)
Japan Finance Corp.
(u)1.500%, 07/06/12....................................... 26,000    26,072,124
(u)2.125%, 11/05/12....................................... 63,700    64,739,775
                                                                   ------------
TOTAL JAPAN...............................................           90,811,899
                                                                   ------------
NETHERLANDS -- (6.8%)
Bank Nederlandse Gemeenten NV
(g)5.750%, 03/07/12....................................... 25,194    42,487,050
(u)2.000%, 09/17/12....................................... 29,000    29,501,439
(g)4.375%, 12/14/12.......................................  3,700     6,338,744

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
NETHERLANDS -- (Continued)
(u)3.750%, 07/15/13....................................... 43,913  $ 46,408,268
Nederlandse Waterschapsbank NV
(u)5.375%, 09/04/12....................................... 70,200    73,934,289
Netherlands Government Bond NV
   1.750%, 01/15/13....................................... 15,000    21,702,517
NIBC Bank NV
   3.625%, 12/19/11....................................... 35,000    50,638,403
Rabobank Nederland NV
(u)5.000%, 01/25/12....................................... 26,800    27,403,965
(u)3.000%, 09/18/12....................................... 35,000    35,840,910
(u)3.375%, 02/19/13....................................... 13,500    14,002,011
                                                                   ------------
TOTAL NETHERLANDS.........................................          348,257,596
                                                                   ------------
NEW ZEALAND -- (1.2%)
ANZ National International, Ltd.
(u)3.250%, 04/02/12....................................... 15,000    15,287,010
Westpac Securities, Ltd.
(u)2.500%, 05/25/12....................................... 43,680    44,346,513
                                                                   ------------
TOTAL NEW ZEALAND.........................................           59,633,523
                                                                   ------------
NORWAY -- (1.4%)
Eksportfinans ASA
(u)1.875%, 04/02/13....................................... 16,500    16,832,805
Kommunalbanken AS
(u)2.875%, 06/22/12....................................... 38,000    38,893,380
(u)2.000%, 01/14/13....................................... 15,000    15,297,930
                                                                   ------------
TOTAL NORWAY..............................................           71,024,115
                                                                   ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (5.5%)
African Development Bank
(c)4.850%, 07/24/12.......................................  6,000     6,491,392
Council of Europe Development Bank
(g)4.625%, 03/07/12.......................................  5,000     8,387,388
(u)4.250%, 04/22/13....................................... 48,200    51,426,412
Eurofima
(u)5.125%, 08/02/12.......................................  4,000     4,180,560
European Investment Bank
(g)5.000%, 03/07/12.......................................  6,000    10,092,639
(g)4.750%, 06/06/12....................................... 20,200    34,229,882
(e)4.375%, 04/15/13....................................... 15,000    22,523,062
(u)5.250%, 05/15/13....................................... 10,000    10,819,710
(u)1.875%, 06/17/13....................................... 60,000    61,462,740

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^      VALUE+
                                                        -------- --------------
                                                         (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
Inter-American Development Bank
(c)4.250%, 12/02/12....................................    6,560 $    7,120,255
International Bank for Reconstruction & Development
(c)4.300%, 12/15/12....................................   37,000     40,220,001
(u)1.750%, 07/15/13....................................   25,000     25,634,400
                                                                 --------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS...........             282,588,441
                                                                 --------------
SWEDEN -- (2.6%)
Kommuninvest I Sverige AB
(u)5.375%, 07/03/12....................................   71,000     74,194,787
(u)2.125%, 09/17/12....................................   30,000     30,540,120
Nordea Bank AB
(u)2.500%, 11/13/12....................................   27,500     27,967,913
                                                                 --------------
TOTAL SWEDEN...........................................             132,702,820
                                                                 --------------
UNITED KINGDOM -- (3.7%)
Barclays Bank P.L.C.
   2.875%, 12/23/11....................................   14,300     23,649,994
(u)5.450%, 09/12/12....................................   36,000     37,779,840
Lloyds TSB Bank P.L.C.
(u)2.800%, 04/02/12....................................   23,000     23,348,657
Network Rail Infrastructure Finance P.L.C.
(u)3.500%, 06/17/13....................................   97,000    102,063,788
                                                                 --------------
TOTAL UNITED KINGDOM...................................             186,842,279
                                                                 --------------
UNITED STATES -- (4.5%)
Bear Stearns Cos. LLC (The)
   6.950%, 08/10/12.................................... $ 15,000     15,921,990
General Electric Capital Corp.
   3.500%, 08/13/12....................................   28,000     28,839,496
   5.250%, 10/19/12....................................   10,000     10,537,150
   5.450%, 01/15/13....................................   10,000     10,638,350
# 4.800%, 05/01/13.....................................   20,000     21,269,760
Johnson & Johnson
   0.700%, 05/15/13....................................   95,000     95,248,710
JPMorgan Chase & Co.
   5.375%, 10/01/12....................................   11,844     12,464,045
Wachovia Corp.
   5.300%, 10/15/11....................................   13,000     13,110,708

                                                          FACE
                                                         AMOUNT      VALUE+
                                                        -------- --------------
                                                         (000)
UNITED STATES -- (Continued)
Wal-Mart Stores, Inc.
   4.550%, 05/01/13.................................... $ 19,047 $   20,361,586
                                                                 --------------
TOTAL UNITED STATES....................................             228,391,795
                                                                 --------------
TOTAL BONDS............................................           3,398,770,984
                                                                 --------------
AGENCY OBLIGATIONS -- (27.5%)
Federal Home Loan Bank
#  1.500%, 01/16/13....................................   20,000     20,319,920
   1.750%, 03/08/13....................................    8,500      8,669,422
   1.625%, 03/20/13....................................   55,000     56,092,410
#  1.000%, 03/27/13....................................   55,000     55,535,535
#  3.625%, 05/29/13....................................   75,000     79,343,250
   1.875%, 06/21/13....................................   40,000     41,077,320
Federal Home Loan Mortgage Corporation
   4.125%, 12/21/12....................................   40,000     42,053,520
   0.625%, 12/28/12....................................   25,000     25,084,150
   0.750%, 12/28/12....................................   25,000     25,128,000
   1.375%, 01/09/13....................................   15,000     15,212,415
   4.500%, 01/15/13....................................   25,000     26,490,600
#  0.750%, 03/28/13....................................  108,000    108,583,092
#  1.625%, 04/15/13....................................   97,000     98,962,795
   3.500%, 05/29/13....................................   79,000     83,400,221
#  3.750%, 06/28/13....................................  105,000    111,693,960
#  4.500%, 07/15/13....................................   55,000     59,340,215
Federal National Mortgage Association
   3.625%, 02/12/13....................................   15,000     15,721,155
   1.750%, 02/22/13....................................  123,000    125,491,119
   0.750%, 02/26/13....................................   50,000     50,268,400
   4.375%, 03/15/13....................................  130,000    138,290,360
#  3.250%, 04/09/13....................................   50,000     52,431,150
#  1.750%, 05/07/13....................................  155,000    158,417,440
                                                                 --------------
TOTAL AGENCY OBLIGATIONS. .............................           1,397,606,449
                                                                 --------------

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT
                                                     -----------
                                                       (000)        VALUE+
                                                                 -------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
     Repurchase Agreement, PNC Capital Markets,
       Inc. 0.05%, 08/01/11 (Collateralized by
       $48,240,000 FNMA 2.24%, 07/06/15, valued
       at $49,446,000) to be repurchased at
       $48,712,203..................................      48,712 $  48,712,000

                                                        SHARES/
                                                         FACE
                                                        AMOUNT
                                                      -----------
                                                         (000)
SECURITIES LENDING COLLATERAL -- (4.7%)
(S)@ DFA Short Term Investment Fund.................. 241,075,110   241,075,110
                                                                  -------------

                                                                     VALUE+
                                                                  -------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,011,780,652)^^............................             5,086,164,543
                                                                  =============

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                               VALUATION INPUTS
                                ----------------------------------------------
                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                ------- --------------  ------- --------------
 Bonds
    Australia..................   --    $   17,772,872    --    $   17,772,872
    Austria....................   --       182,648,697    --       182,648,697
    Canada.....................   --       844,492,787    --       844,492,787
    Denmark....................   --       126,772,223    --       126,772,223
    France.....................   --       446,739,308    --       446,739,308
    Germany....................   --       380,092,629    --       380,092,629
    Japan......................   --        90,811,899    --        90,811,899
    Netherlands................   --       348,257,596    --       348,257,596
    New Zealand................   --        59,633,523    --        59,633,523
    Norway.....................   --        71,024,115    --        71,024,115
    Supranational Organization
      Obligations..............   --       282,588,441    --       282,588,441
    Sweden.....................   --       132,702,820    --       132,702,820
    United Kingdom.............   --       186,842,279    --       186,842,279
    United States..............   --       228,391,795    --       228,391,795
 Agency Obligations............   --     1,397,606,449    --     1,397,606,449
 Temporary Cash Investments....   --        48,712,000    --        48,712,000
 Securities Lending Collateral.   --       241,075,110    --       241,075,110
 Forward Foreign Currency
   Contracts**.................   --        (3,511,926)   --        (3,511,926)
                                  --    --------------    --    --------------
 TOTAL.........................   --    $5,082,652,617    --    $5,082,652,617
                                  ==    ==============    ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

             DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
 BONDS -- (92.1%)
 AUSTRALIA -- (4.0%)
 Commonwealth Bank of Australia
 (z)4.000%, 02/20/12......................................  4,581  $  4,041,929
    5.250%, 04/17/12......................................  8,800     9,665,218
 General Electric Capital Australia
 Funding, Ltd.
    8.000%, 02/13/12......................................  1,000     1,112,771
 National Australia Bank, Ltd.
    4.250%, 01/27/12......................................    530       578,098
    5.250%, 05/04/12......................................  9,600    10,543,864
 Toyota Finance Australia, Ltd.
    5.460%, 12/17/12......................................  3,200     3,513,514
 Westpac Banking Corp.
    7.250%, 09/24/12......................................  1,500     1,684,110
                                                                   ------------
 TOTAL AUSTRALIA..........................................           31,139,504
                                                                   ------------
 AUSTRIA -- (4.6%)
 Asfinag AG
 (u)2.000%, 10/22/12......................................  9,500     9,682,894
 Austria Government International Bond AG
 (u)3.250%, 06/25/13...................................... 15,200    15,915,358
 Oesterreichische Kontrollbank AG
 (u)4.750%, 10/16/12......................................  9,414     9,901,457
                                                                   ------------
 TOTAL AUSTRIA............................................           35,499,709
                                                                   ------------
 CANADA -- (15.9%)
 Alberta Capital Finance Authority
    5.850%, 06/01/12......................................  9,100     9,882,708
 Bank of Nova Scotia
    5.040%, 04/08/13...................................... 17,000    18,764,143
 British Columbia, Province of Canada
    4.700%, 12/18/12...................................... 11,000    12,035,585
    5.500%, 04/24/13......................................  4,500     5,016,668
 Canada Housing Trust
    3.600%, 06/15/13...................................... 14,700    15,986,990
 Canadian Government Bond
    1.750%, 03/01/13...................................... 14,500    15,276,561
 Export Development Canada
 (n)3.000%, 03/14/13...................................... 30,000     5,585,963
 GE Capital Canada Funding Co.
    5.150%, 06/06/13......................................  2,500     2,761,055
 Ontario, Province of Canada
 (n)3.000%, 05/14/13...................................... 30,000     5,606,071
    4.750%, 06/02/13...................................... 12,500    13,840,860

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
 CANADA -- (Continued)
 Royal Bank of Canada
    5.200%, 08/15/12......................................  3,500  $  3,800,675
 (e)3.250%, 01/18/13......................................  6,600     9,652,668
 Toronto-Dominion Bank (The)
    4.854%, 02/13/13......................................  4,000     4,387,378
                                                                   ------------
 TOTAL CANADA.............................................          122,597,325
                                                                   ------------
 DENMARK -- (2.0%)
 Danske Bank A.S.
 (u)2.500%, 05/10/12...................................... 10,000    10,154,680
 FIH Erhvervsbank A.S.
 (u)1.750%, 12/06/12......................................  5,000     5,081,000
 Kommunekredit A.S.
 (n)5.100%, 11/23/11......................................  2,500       467,069
                                                                   ------------
 TOTAL DENMARK............................................           15,702,749
                                                                   ------------
 FRANCE -- (8.6%)
 Agence Francaise de Developpement SA
 (u)2.250%, 05/22/12......................................  5,000     5,067,790
 Caisse d'Amortissement de la Dette Sociale SA
 (u)1.625%, 11/27/12......................................  2,400     2,435,770
    3.250%, 04/25/13......................................  2,100     3,092,106
 (u)3.250%, 07/15/13...................................... 12,000    12,616,728
 Caisse des Depots et Consignations SA
 (u)3.000%, 06/22/12......................................  2,000     2,046,324
 French Treasury Note BTAN
    0.750%, 09/20/12......................................  7,000     9,992,195
    3.750%, 01/12/13......................................  6,000     8,911,113
 Reseau Ferre de France SA
 (t)5.375%, 06/07/12......................................  2,500     2,751,442
 Societe Financement del'Economie Francaise SA
 (u)2.250%, 06/11/12......................................  5,000     5,077,710
 Total Capital SA
 (u)5.000%, 10/10/11......................................  2,500     2,519,167
 (g)4.625%, 03/07/12......................................  5,000     8,362,766
 (u)5.000%, 05/22/12......................................  1,800     1,861,535
 (z)6.500%, 07/20/12......................................  2,200     1,982,359
                                                                   ------------
 TOTAL FRANCE.............................................           66,717,005
                                                                   ------------

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
GERMANY -- (7.9%)
IKB Deutsche Industriebank AG
   2.875%, 01/27/12........................................  6,000  $ 8,670,808
Kreditanstalt fuer Wiederaufbau AG
(n)3.000%, 03/23/12........................................  6,500    1,210,308
(u)2.250%, 04/16/12........................................    800      810,300
(u)1.875%, 01/14/13........................................  3,700    3,776,498
(t)4.500%, 03/26/13........................................  1,400    1,533,579
   1.250%, 06/17/13........................................  1,800    2,566,545
   5.125%, 06/17/13........................................  3,000    4,576,929
(z)5.125%, 07/22/13........................................  7,000    6,269,867
Landesbank Hessen-Thueringen Girozentrale AG
(g)5.375%, 03/07/12........................................  2,000    3,357,762
Landeskreditbank Baden- Wuerttemberg Foerderbank AG
(u)2.000%, 10/01/12........................................  3,000    3,050,883
Landwirtschaftliche Rentenbank AG
(u)3.000%, 04/16/12........................................  5,300    5,400,371
(u)5.250%, 07/02/12........................................  1,800    1,879,929
(n)4.820%, 03/11/13........................................ 37,000    7,034,370
NRW.Bank AG
(n)3.500%, 05/21/13........................................ 14,000    2,609,456
State of North Rhine-Westphalia AG
(n)5.000%, 04/30/12........................................ 43,000    8,093,197
                                                                    -----------
TOTAL GERMANY..............................................          60,840,802
                                                                    -----------
JAPAN -- (1.5%)
Japan Finance Corp.
(u)1.500%, 07/06/12........................................ 12,000   12,033,288
                                                                    -----------
NETHERLANDS -- (7.6%)
Bank Nederlandse Gemeenten NV
(z)6.750%, 09/21/11........................................    929      820,537
(s)3.875%, 01/11/12........................................ 48,970    7,808,658
   3.875%, 02/21/13........................................  2,000    2,955,154
(t)5.500%, 06/03/13........................................    974    1,080,160
(u)3.750%, 07/15/13........................................  8,000    8,454,584
Nederlandse Waterschapsbank NV
(u)5.375%, 09/04/12........................................  4,000    4,212,780
Netherlands Government Bond NV
   1.750%, 01/15/13........................................  2,000    2,893,669

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
NETHERLANDS -- (Continued)
Rabobank Nederland NV
(z)4.750%, 12/07/11........................................  8,800  $ 7,781,086
(n)4.000%, 02/02/12........................................ 44,000    8,213,690
(n)3.000%, 04/03/12........................................ 10,000    1,850,322
(t)6.000%, 01/15/13........................................  2,000    2,222,027
SNS Bank NV
   2.875%, 01/30/12........................................  7,000   10,126,816
                                                                    -----------
TOTAL NETHERLANDS..........................................          58,419,483
                                                                    -----------
NEW ZEALAND -- (1.5%)
ANZ National International, Ltd.
(u)3.250%, 04/02/12........................................  2,200    2,242,095
Westpac Securities, Ltd.
(u)2.500%, 05/25/12........................................  9,000    9,137,331
                                                                    -----------
TOTAL NEW ZEALAND..........................................          11,379,426
                                                                    -----------
NORWAY -- (5.3%)
Eksportfinans ASA
(c)4.000%, 01/25/12........................................  2,350    2,481,607
(u)1.875%, 04/02/13........................................ 18,500   18,873,145
Kommunalbanken AS
   4.250%, 10/24/11........................................ 25,000    4,666,131
   4.000%, 11/02/11........................................ 34,770    6,483,772
(s)1.875%, 05/08/12........................................ 36,000    5,682,082
   2.750%, 07/24/12........................................ 15,670    2,918,049
                                                                    -----------
TOTAL NORWAY...............................................          41,104,786
                                                                    -----------
SPAIN -- (0.4%)
Instituto de Credito Oficial SA
(n)5.000%, 10/17/11........................................ 15,600    2,889,907
                                                                    -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (16.5%)
Asian Development Bank
(t)6.000%, 05/24/12........................................  2,500    2,771,046
(t)0.500%, 10/09/12........................................  1,800    1,881,836
(t)1.000%, 05/08/13........................................  1,500    1,544,299
(u)1.625%, 07/15/13........................................ 10,000   10,208,260
Council of Europe Development Bank
(t)5.500%, 01/18/12........................................  2,400    2,639,098
(g)4.625%, 03/07/12........................................  4,500    7,548,649
Eurofima
(u)5.125%, 08/02/12........................................  2,000    2,090,280
(s)2.000%, 10/30/12........................................ 95,000   14,874,218

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
SUPRANATIONAL ORGANIZATION
OBLIGATIONS -- (Continued)
European Investment Bank
(z)7.000%, 01/18/12.......................................  9,800  $  8,753,224
(g)5.000%, 03/07/12.......................................  1,000     1,682,106
(g)4.750%, 06/06/12.......................................    800     1,355,639
(n)4.375%, 08/31/12.......................................  6,600     1,244,832
(n)3.125%, 01/07/13....................................... 39,000     7,272,972
Inter-American Development Bank
(z)7.250%, 05/24/12.......................................  9,500     8,595,031
(c)4.250%, 12/02/12.......................................  1,640     1,780,064
(z)0.500%, 01/29/13.......................................  6,000     4,991,615
(t)1.000%, 03/18/13.......................................  3,800     3,917,726
International Bank for Reconstruction & Development
(t)3.200%, 01/23/12.......................................  1,827     1,984,821
(t)4.370%, 05/17/12.......................................  1,389     1,520,188
(t)1.000%, 11/20/12.......................................  4,500     4,715,254
International Finance Corp.
(t)5.100%, 11/26/12.......................................  6,200     6,771,129
International Finance Facility For Immunisation
(z)2.650%, 02/21/12....................................... 15,800    13,700,284
Nordic Investment Bank
(t)3.100%, 02/02/12.......................................  7,200     7,847,680
(n)2.250%, 08/31/12....................................... 40,000     7,405,605
                                                                   ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                        127,095,856
                                                                   ------------
SWEDEN -- (7.4%)
City of Gothenburg Sweden AB
   2.500%, 09/27/11....................................... 42,000     6,675,145
   4.700%, 11/13/12....................................... 14,100     2,312,975
Kommuninvest I Sverige AB
(u)5.375%, 07/03/12....................................... 12,200    12,748,963
(t)4.900%, 02/26/13.......................................  2,500     2,714,106
Nordea Bank AB
   5.625%, 09/02/11....................................... 98,000    15,612,615
Svensk Exportkredit AB
(z)5.000%, 08/17/12....................................... 18,900    16,728,262
                                                                   ------------
TOTAL SWEDEN..............................................           56,792,066
                                                                   ------------
UNITED KINGDOM -- (4.9%)
Barclays Bank P.L.C.
   2.875%, 12/23/11.......................................  5,400     8,930,767
(u)5.450%, 09/12/12.......................................  5,000     5,247,200

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
UNITED KINGDOM -- (Continued)
Lloyds TSB Bank P.L.C.
   2.750%, 03/16/12.......................................   1,600 $  2,653,940
Network Rail Infrastructure Finance P.L.C.
   4.875%, 03/07/12.......................................   6,900   11,578,005
(u)3.500%, 06/17/13.......................................   9,000    9,469,836
                                                                   ------------
TOTAL UNITED KINGDOM......................................           37,879,748
                                                                   ------------
UNITED STATES -- (4.0%)
General Electric Capital Corp.
(g)2.750%, 12/07/11....................................... $ 6,050    9,992,003
   6.000%, 06/15/12.......................................   1,800    1,886,567
   5.250%, 10/19/12.......................................   2,000    2,107,430
   2.800%, 01/08/13.......................................   3,000    3,077,622
JPMorgan Chase & Co.
   5.375%, 10/01/12.......................................   1,500    1,578,526
Mellon Funding Corp.
(g)6.375%, 11/08/11.......................................   2,330    3,870,308
Wells Fargo Bank
(e)6.000%, 05/23/13.......................................   5,500    8,376,305
                                                                   ------------
TOTAL UNITED STATES.......................................           30,888,761
                                                                   ------------
TOTAL BONDS...............................................          710,980,415
                                                                   ------------
AGENCY OBLIGATIONS -- (7.6%)
Federal Home Loan Bank
   1.875%, 06/21/13.......................................  11,000   11,296,263
Federal Home Loan Mortgage Corporation
   4.625%, 10/25/12.......................................   5,905    6,215,780
   4.125%, 12/21/12.......................................  12,200   12,826,324
   1.375%, 01/09/13.......................................   1,000    1,014,161
   4.500%, 01/15/13.......................................   3,500    3,708,684
   0.750%, 03/28/13.......................................   3,000    3,016,197
   1.625%, 04/15/13.......................................   3,000    3,060,705
   3.750%, 06/28/13.......................................   5,000    5,318,760
Federal National Mortgage Association
   3.625%, 02/12/13.......................................   3,000    3,144,231
   1.750%, 02/22/13.......................................   8,600    8,774,176
                                                                   ------------
TOTAL AGENCY OBLIGATIONS. ................................           58,375,281
                                                                   ------------

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------ ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.3%)
   Repurchase Agreement, PNC Capital Markets, Inc. 0.05%,
     08/01/11 (Collateralized by $2,250,000 FNMA 2.24%,
     07/06/15, valued at $2,306,250) to be repurchased at
     $2,269,009............................................ $2,269 $  2,269,000
                                                                   ------------

                                                                      VALUE+
                                                                   ------------
TOTAL INVESTMENTS --(100.0%)
  (Cost $733,578,068)^^....................................        $771,624,696
                                                                   ============

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                               VALUATION INPUTS
                                  ------------------------------------------
                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                                  ------------------------------------------
                                  LEVEL 1     LEVEL 2    LEVEL 3      TOTAL
                                  -------  ------------  -------  ------------
 Bonds
    Australia....................   --     $ 31,139,504    --     $ 31,139,504
    Austria......................   --       35,499,709    --       35,499,709
    Canada.......................   --      122,597,325    --      122,597,325
    Denmark......................   --       15,702,749    --       15,702,749
    France.......................   --       66,717,005    --       66,717,005
    Germany......................   --       60,840,802    --       60,840,802
    Japan........................   --       12,033,288    --       12,033,288
    Netherlands..................   --       58,419,483    --       58,419,483
    New Zealand..................   --       11,379,426    --       11,379,426
    Norway.......................   --       41,104,786    --       41,104,786
    Spain........................   --        2,889,907    --        2,889,907
    Supranational Organization
      Obligations................   --      127,095,856    --      127,095,856
    Sweden.......................   --       56,792,066    --       56,792,066
    United Kingdom...............   --       37,879,748    --       37,879,748
    United States................   --       30,888,761    --       30,888,761
 Agency Obligations..............   --       58,375,281    --       58,375,281
 Temporary Cash Investments......   --        2,269,000    --        2,269,000
 Forward Foreign Currency
   Contracts**...................   --         (234,456)   --         (234,456)
                                    ---    ------------    ---    ------------
 TOTAL...........................   --     $771,390,240    --     $771,390,240
                                    ===    ============    ===    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

                      DFA SHORT-TERM GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                          FACE
                                                         AMOUNT      VALUE+
                                                        -------- --------------
                                                         (000)
AGENCY OBLIGATIONS -- (99.4%)
Federal Farm Credit Bank
   1.750%, 02/21/13.................................... $  4,000 $    4,076,428
   1.125%, 02/27/14....................................    4,000      4,039,808
   2.625%, 04/17/14....................................   62,500     65,602,188
   3.000%, 09/22/14....................................   14,000     14,905,240
   1.625%, 11/19/14....................................   80,000     81,703,120
   1.500%, 11/16/15....................................   29,595     29,749,012
Federal Home Loan Bank
   1.500%, 01/16/13....................................  107,700    109,422,769
   3.375%, 02/27/13....................................   37,300     39,040,194
   1.625%, 03/20/13....................................   10,000     10,198,620
   1.875%, 06/21/13....................................  112,000    115,016,496
   5.125%, 08/14/13....................................   42,000     45,977,652
   4.500%, 09/16/13....................................   37,500     40,648,575
   3.625%, 10/18/13....................................   57,000     60,818,886
   2.375%, 03/14/14....................................   40,000     41,746,360
   5.250%, 06/18/14....................................   87,000     98,233,005
   5.500%, 08/13/14....................................  109,500    124,895,153
   2.750%, 12/12/14....................................   14,000     14,831,502
   2.875%, 06/12/15....................................   54,000     57,460,806
   1.750%, 09/11/15....................................  124,300    126,164,500
   1.625%, 09/28/15....................................    5,600      5,675,656
   1.625%, 12/11/15....................................   21,500     21,664,626
   5.000%, 12/21/15....................................   44,000     50,612,056
   3.125%, 03/11/16....................................   24,500     26,320,668
   5.375%, 05/18/16....................................   15,000     17,665,320
Tennessee Valley Authority
   4.750%, 08/01/13....................................   20,000     21,658,060
   4.375%, 06/15/15....................................    8,000      8,940,704
                                                                 --------------
TOTAL AGENCY OBLIGATIONS...............................           1,237,067,404
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
   Repurchase Agreement, PNC Capital Markets, Inc.
     0.05%, 08/01/11 (Collateralized by $6,925,000
     FNMA 2.24%, 07/06/15, valued at $7,098,125) to be
     repurchased at $6,991,029.........................    6,991      6,991,000
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,217,669,103)^^..............................          $1,244,058,404
                                                                 ==============

DFA SHORT-TERM GOVERNMENT PORTFOLIO
CONTINUED



Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                                ---------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                                ---------------------------------------------
                                LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                -------  -------------- -------  --------------
Agency Obligations.............   --     $1,237,067,404   --     $1,237,067,404
Temporary Cash Investments.....   --          6,991,000   --          6,991,000
                                  ---    --------------   ---    --------------
TOTAL..........................   --     $1,244,058,404   --     $1,244,058,404
                                  ===    ==============   ===    ==============

              See accompanying Notes to Schedules of Investments.

                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
BONDS -- (89.0%)
AUSTRALIA -- (6.6%)
Commonwealth Bank of Australia
(u)  3.500%, 03/19/15..................................... 31,000  $ 32,465,742
National Australia Bank, Ltd.
(g)  5.375%, 12/08/14..................................... 64,115   115,480,658
Suncorp-Metway, Ltd.
(g)  4.000%, 01/16/14..................................... 63,705   111,153,409
Westpac Banking Corp.
(u)  4.200%, 02/27/15.....................................  2,500     2,669,872
(u)  3.000%, 08/04/15..................................... 59,135    60,577,007
(u)  3.000%, 12/09/15..................................... 25,000    25,524,150
                                                                   ------------
TOTAL AUSTRALIA...........................................          347,870,838
                                                                   ------------
AUSTRIA -- (2.3%)
Oesterreichische Kontrollbank AG
#(u) 1.750%, 10/05/15..................................... 50,000    50,473,700
(u)  4.875%, 02/16/16..................................... 30,065    34,205,492
#(u) 2.000%, 06/03/16..................................... 36,934    37,261,494
                                                                   ------------
TOTAL AUSTRIA.............................................          121,940,686
                                                                   ------------
BELGIUM -- (1.5%)
Belgium Government International Bond
(u)  2.875%, 09/15/14..................................... 15,000    15,385,020
(u)  2.750%, 03/05/15..................................... 62,000    63,418,064
                                                                   ------------
TOTAL BELGIUM.............................................           78,803,084
                                                                   ------------
CANADA -- (12.3%)
Bank of Nova Scotia
#(u) 2.050%, 10/07/15..................................... 83,000    83,536,844
#(u) 2.900%, 03/29/16..................................... 59,200    61,481,390
British Columbia, Province of Canada
(u)  2.850%, 06/15/15..................................... 10,000    10,581,770
(u)  2.100%, 05/18/16..................................... 90,900    93,080,600
Export Development Canada
(g)  3.625%, 09/07/15..................................... 56,751   100,348,058
Manitoba, Province of Canada
(u)  2.625%, 07/15/15..................................... 19,700    20,657,302
Ontario, Province of Canada
(u)  2.700%, 06/16/15..................................... 40,000    41,843,680
(u)  1.875%, 09/15/15..................................... 49,000    49,697,221
#(u) 4.750%, 01/19/16.....................................  9,000    10,172,277
(u)  5.450%, 04/27/16.....................................  9,000    10,459,818
(u)  2.300%, 05/10/16..................................... 20,000    20,447,460

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
CANADA -- (Continued)
Royal Bank of Canada
(u)  2.625%, 12/15/15.....................................  40,300 $ 41,658,835
#(u) 2.875%, 04/19/16.....................................  56,700   58,976,108
(u)  2.300%, 07/20/16.....................................  45,000   45,193,455
                                                                   ------------
TOTAL CANADA..............................................          648,134,818
                                                                   ------------
FINLAND -- (1.1%)
Municipality Finance P.L.C.
(u)  2.375%, 05/16/16.....................................  54,200   55,342,482
                                                                   ------------
FRANCE -- (7.6%)
Agence Francaise de Developpement SA
(u)  2.500%, 07/15/15.....................................  25,000   25,916,050
BNP Paribas SA
(u)  3.250%, 03/11/15..................................... 101,100  102,863,892
Caisse d'Amortissement de la Dette Sociale SA
(u)  1.875%, 09/15/15.....................................  25,000   25,398,625
(g)  2.250%, 12/07/15.....................................  75,000  124,286,740
Total Capital SA
(u)  2.875%, 03/18/15.....................................   9,200    9,654,590
(u)  3.000%, 06/24/15.....................................  62,725   66,395,291
(u)  3.125%, 10/02/15.....................................  37,835   40,069,043
(u)  2.300%, 03/15/16.....................................   4,697    4,817,788
                                                                   ------------
TOTAL FRANCE..............................................          399,402,019
                                                                   ------------
GERMANY -- (5.4%)
Kreditanstalt fuer Wiederaufbau AG
(g)  3.125%, 12/08/14.....................................  52,000   89,710,960
(u)  4.375%, 07/21/15.....................................   1,000    1,118,039
#(u) 1.250%, 10/26/15.....................................  17,000   16,903,848
(g)  5.500%, 12/07/15.....................................  10,000   18,865,137
#(u) 2.625%, 02/16/16.....................................   9,500    9,953,226
Landeskreditbank Baden-Wuerttemberg Foerderbank AG
(u)  2.750%, 05/26/15.....................................   3,271    3,414,110
Landwirtschaftliche Rentenbank AG
(u)  3.125%, 07/15/15..................................... 104,200  110,997,070
#(u) 2.500%, 02/15/16.....................................  31,000   32,197,003
                                                                   ------------
TOTAL GERMANY.............................................          283,159,393
                                                                   ------------

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
IRELAND -- (0.3%)
GE Capital UK Funding
(g)  5.625%, 12/12/14.....................................   7,097 $ 12,806,157
                                                                   ------------
JAPAN -- (2.1%)
Development Bank of Japan
(u)  2.875%, 04/20/15.....................................  23,000   24,125,942
Japan Finance Corp.
(u)  1.875%, 09/24/15.....................................  74,100   74,423,521
#(u) 2.500%, 01/21/16.....................................  13,000   13,329,615
                                                                   ------------
TOTAL JAPAN...............................................          111,879,078
                                                                   ------------
NETHERLANDS -- (9.1%)
Bank Nederlandse Gemeenten NV
(u)  2.750%, 07/01/15.....................................  45,000   46,923,255
(u)  1.750%, 10/06/15.....................................  55,200   55,275,679
(g)  2.375%, 12/23/15.....................................  17,000   28,242,399
(u)  2.500%, 01/11/16.....................................   5,000    5,157,040
(g)  5.250%, 02/26/16.....................................   3,500    6,488,868
Nederlandse Waterschapsbank NV
(u)  3.000%, 03/17/15..................................... 114,634  120,723,243
(u)  2.000%, 09/09/15.....................................  18,000   18,236,070
(g)  5.625%, 11/17/15.....................................   5,033    9,429,616
Rabobank Nederland NV
(g)  5.125%, 10/27/14.....................................  12,338   22,219,881
(g)  4.000%, 09/10/15.....................................  48,500   84,472,325
(u)  2.125%, 10/13/15.....................................  40,000   40,186,840
Shell International Finance BV
(u)  3.100%, 06/28/15.....................................  40,391   43,104,104
                                                                   ------------
TOTAL NETHERLANDS.........................................          480,459,320
                                                                   ------------
NEW ZEALAND -- (0.9%)
ASB Finance, Ltd.
(g)  3.250%, 12/09/13.....................................  10,000   16,839,564
Westpac Securities, Ltd.
(u)  3.450%, 07/28/14.....................................  28,100   30,131,630
                                                                   ------------
TOTAL NEW ZEALAND.........................................           46,971,194
                                                                   ------------
NORWAY -- (5.3%)
Eksportfinans ASA
(u)  2.000%, 09/15/15.....................................  69,000   70,071,708
(u)  2.375%, 05/25/16.....................................  17,000   17,363,069
(u)  5.500%, 05/25/16.....................................  42,000   48,797,406
Kommunalbanken AS
(u)  2.750%, 05/05/15.....................................  67,570   71,129,655

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
NORWAY -- (Continued)
(u)  2.375%, 01/19/16..................................... 71,000  $ 73,171,819
                                                                   ------------
TOTAL NORWAY..............................................          280,533,657
                                                                   ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (11.1%)
African Development Bank
#(u) 2.500%, 03/15/16..................................... 42,000    43,922,760
Asian Development Bank
(u)  2.500%, 03/15/16..................................... 10,000    10,468,880
Council of Europe Development Bank
(u)  4.000%, 04/15/15.....................................  9,000     9,868,608
Eurofima
(g)  6.125%, 10/14/14..................................... 11,400    21,329,667
(u)  4.500%, 03/06/15.....................................  8,000     8,847,048
European Bank for Reconstruction & Development
(u)  1.625%, 09/03/15..................................... 54,000    54,697,032
European Investment Bank
(g)  4.375%, 07/08/15..................................... 36,000    64,769,975
(g)  3.000%, 12/07/15..................................... 50,100    85,797,948
Inter-American Development Bank
#(u) 2.250%, 07/15/15..................................... 63,400    65,762,411
International Bank for Reconstruction & Development
(u)  2.375%, 05/26/15..................................... 23,000    24,067,844
International Finance Facility for Immunisation
(g)  3.375%, 05/15/14..................................... 35,175    60,919,859
Nordic Investment Bank
(g)  5.750%, 12/16/14.....................................  2,225     4,165,229
(u)  2.500%, 07/15/15..................................... 58,400    61,203,025
(u)  2.250%, 03/15/16..................................... 67,000    69,422,988
                                                                   ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                        585,243,274
                                                                   ------------
SWEDEN -- (1.0%)
Nordea Bank AB
(u)  3.700%, 11/13/14..................................... 10,100    10,625,463
Svensk Exportkredit AB
(u)  1.750%, 10/20/15..................................... 43,600    44,117,488
                                                                   ------------
TOTAL SWEDEN..............................................           54,742,951
                                                                   ------------

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                       FACE
                                                      AMOUNT^       VALUE+
                                                    ----------- ---------------
                                                       (000)
UNITED KINGDOM -- (7.1%)
Abbey National Treasury Services P.L.C.
     5.500%, 06/18/14..............................      13,200 $    23,179,018
Barclays Bank P.L.C.
#(u) 5.200%, 07/10/14..............................      78,800      85,297,690
#(u) 3.900%, 04/07/15..............................      20,000      20,878,560
Network Rail Infrastructure Finance P.L.C.
     4.875%, 11/27/15..............................      63,929     118,468,646
United Kingdom Gilt
     4.750%, 09/07/15..............................       7,000      13,018,399
     2.000%, 01/22/16..............................      68,000     113,601,578
                                                                ---------------
TOTAL UNITED KINGDOM...............................                 374,443,891
                                                                ---------------
UNITED STATES -- (15.3%)
Bank of New York Mellon Corp. (The)
#    2.950%, 06/18/15.............................. $    31,645      33,088,012
     2.500%, 01/15/16..............................      16,017      16,495,716
Berkshire Hathaway Finance Corp.
     2.450%, 12/15/15..............................      24,862      25,563,655
Colgate-Palmolive Co.
     3.150%, 08/05/15..............................      10,285      10,969,919
General Electric Capital Corp.
#    3.500%, 06/29/15..............................      82,800      87,481,098
     4.375%, 09/21/15..............................       6,000       6,528,138
     2.250%, 11/09/15..............................      32,000      32,144,928
     2.950%, 05/09/16..............................       9,000       9,161,226
Google, Inc.
#    2.125%, 05/19/16..............................      31,080      31,847,241
Johnson & Johnson
#    2.150%, 05/15/16..............................     138,000     142,201,686
Microsoft Corp.
     1.625%, 09/25/15..............................      69,119      69,776,114
#    2.500%, 02/08/16..............................      45,000      46,780,785
Novartis Capital Corp.
     2.900%, 04/24/15..............................       4,500       4,768,016
Procter & Gamble Co. (The)
     3.150%, 09/01/15..............................       5,750       6,126,706
     1.800%, 11/15/15..............................      23,425      23,688,812
Toyota Motor Credit Corp.
     2.800%, 01/11/16..............................     103,000     107,070,354
Wal-Mart Stores, Inc.
#    2.875%, 04/01/15..............................       2,500       2,637,085

                                                       FACE
                                                      AMOUNT         VALUE+
                                                    ------------ --------------
                                                       (000)
UNITED STATES -- (Continued)
#    2.250%, 07/08/15.............................. $     15,000 $   15,568,830
     1.500%, 10/25/15..............................      130,500    130,563,032
                                                                 --------------
TOTAL UNITED STATES................................                 802,461,353
                                                                 --------------
TOTAL BONDS........................................               4,684,194,195
                                                                 --------------
AGENCY OBLIGATIONS -- (7.4%)
Federal Farm Credit Bank
     4.875%, 12/16/15..............................       25,000     28,761,125
Federal Home Loan Bank
     3.125%, 03/11/16..............................       36,000     38,675,268
Federal Home Loan Mortgage Corporation
#    4.750%, 01/19/16..............................       50,000     57,079,950
     5.250%, 04/18/16..............................       49,000     57,175,258
Federal National Mortgage Association
#    2.375%, 07/28/15..............................       47,000     49,166,935
#    1.625%, 10/26/15..............................       47,000     47,564,376
     5.000%, 03/15/16..............................       95,000   109, 864,460
                                                                 --------------
TOTAL AGENCY OBLIGATIONS. .........................                 388,287,372
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
     Repurchase Agreement, PNC Capital Markets,
      Inc. 0.05%, 08/01/11 (Collateralized by
      $30,890,000 FNMA 2.24%, 07/06/15, valued at
      $31,662,250) to be repurchased at $31,190,130       31,190     31,190,000
                                                                 --------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT         VALUE+
                                                    ------------ --------------
                                                       (000)
SECURITIES LENDING COLLATERAL -- (3.0%)
(S)@ DFA Short Term Investment Fund................  158,748,588    158,748,588
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,101,638,870)^^..........................              $5,262,420,155
                                                                 ==============

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                               VALUATION INPUTS
                                ----------------------------------------------
                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                ------- --------------  ------- --------------
Bonds
   Australia...................   --    $  347,870,838    --    $  347,870,838
   Austria.....................   --       121,940,686    --       121,940,686
   Belgium.....................   --        78,803,084    --        78,803,084
   Canada......................   --       648,134,818    --       648,134,818
   Finland.....................   --        55,342,482    --        55,342,482
   France......................   --       399,402,019    --       399,402,019
   Germany.....................   --       283,159,393    --       283,159,393
   Ireland.....................   --        12,806,157    --        12,806,157
   Japan.......................   --       111,879,078    --       111,879,078
   Netherlands.................   --       480,459,320    --       480,459,320
   New Zealand.................   --        46,971,194    --        46,971,194
   Norway......................   --       280,533,657    --       280,533,657
   Supranational Organization
     Obligations...............   --       585,243,274    --       585,243,274
   Sweden......................   --        54,742,951    --        54,742,951
   United Kingdom..............   --       374,443,891    --       374,443,891
   United States...............   --       802,461,353    --       802,461,353
Agency Obligations.............   --       388,287,372    --       388,287,372
Temporary Cash Investments.....   --        31,190,000    --        31,190,000
Securities Lending Collateral..   --       158,748,588    --       158,748,588
Forward Foreign Currency
  Contracts**..................   --       (24,823,233)   --       (24,823,233)
                                  --    --------------    --    --------------
TOTAL..........................   --    $5,237,596,922    --    $5,237,596,922
                                  ==    ==============    ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                          FACE
                                                         AMOUNT      VALUE+
                                                         ------- --------------
                                                         (000)
 AGENCY OBLIGATIONS -- (66.3%)
 Federal Farm Credit Bank
    6.280%, 11/26/12.................................... $ 3,000 $    3,232,449
    4.400%, 01/03/13....................................  11,000     11,624,195
    4.150%, 05/15/13....................................  10,000     10,655,630
    5.580%, 07/03/13....................................  23,000     25,234,795
    3.880%, 07/08/13....................................   7,000      7,454,216
    4.920%, 08/26/13....................................   4,125      4,496,192
    4.710%, 10/18/13....................................   7,000      7,631,841
    4.900%, 01/16/14....................................   5,700      6,251,948
    5.300%, 02/18/14....................................  12,000     13,382,484
    5.250%, 06/05/14....................................  14,400     16,194,600
    4.375%, 06/30/14....................................   3,915      4,325,907
    3.000%, 09/22/14....................................   7,000      7,452,620
    8.160%, 09/30/14....................................   3,615      4,429,752
    4.700%, 12/10/14....................................   4,000      4,469,276
    4.550%, 02/03/15....................................   4,500      5,041,206
    4.375%, 02/17/15....................................  14,300     15,943,942
    4.875%, 12/16/15....................................  15,000     17,256,675
    6.030%, 03/21/16....................................   4,700      5,641,161
    5.125%, 08/25/16....................................   8,000      9,326,120
    4.875%, 01/17/17....................................   6,435      7,378,403
    2.875%, 02/10/17....................................  32,000     33,631,488
    5.050%, 03/08/17....................................  10,000     11,549,440
    5.625%, 08/18/17....................................   4,000      4,801,892
    5.100%, 09/03/19....................................   9,000     10,587,654
    5.320%, 09/03/19....................................  21,300     24,973,398
    5.150%, 11/15/19....................................  11,200     13,003,950
    4.670%, 05/07/20....................................   5,600      6,305,449
    5.350%, 08/07/20....................................   6,700      7,875,274
    3.650%, 12/21/20....................................  44,000     45,529,220
    5.250%, 03/02/21....................................   6,100      7,108,232
    5.220%, 02/22/22....................................   5,000      5,828,445
    5.210%, 12/19/22....................................  21,200     24,386,911
    5.250%, 03/06/23....................................   6,000      6,949,980
    5.220%, 05/15/23....................................  48,100     56,187,678
 Federal Home Loan Bank
    4.500%, 11/15/12....................................  18,000     18,935,244
    5.126%, 02/28/13....................................   5,615      6,031,588
    3.875%, 06/14/13....................................  12,600     13,402,897
    5.375%, 06/14/13....................................  52,400     57,200,574
    4.500%, 09/16/13....................................  11,000     11,923,582
    6.395%, 06/03/14....................................   5,200      6,023,982
    5.250%, 06/18/14....................................  50,300     56,794,484
    6.700%, 06/25/14....................................  12,500     14,650,088
    5.500%, 08/13/14....................................  35,500     40,491,123
    4.500%, 11/14/14....................................   4,000      4,465,700
    2.875%, 06/12/15....................................  15,000     15,961,335

                                                          FACE
                                                         AMOUNT      VALUE+
                                                         ------- --------------
                                                         (000)
    2.875%, 09/11/15.................................... $10,000 $   10,569,360
    1.375%, 12/11/15....................................  10,000      9,946,090
    4.875%, 03/11/16....................................  13,600     15,668,370
    5.375%, 05/18/16....................................  44,000     51,818,272
    2.125%, 06/10/16....................................  21,500     21,921,464
    5.375%, 09/09/16....................................   6,000      7,030,914
    5.125%, 10/19/16....................................  14,700     17,127,529
    4.750%, 12/16/16....................................  53,000     61,070,999
    3.625%, 03/10/17....................................  20,000     21,856,880
    4.875%, 05/17/17....................................  47,000     54,472,248
    5.000%, 11/17/17....................................  40,000     46,480,040
    3.125%, 12/08/17....................................  30,000     31,460,010
    5.375%, 05/15/19....................................   4,000      4,713,404
    5.125%, 08/15/19....................................   5,295      6,156,952
    4.500%, 09/13/19....................................   5,000      5,587,005
    4.125%, 12/13/19....................................  20,000     21,866,200
    4.125%, 03/13/20....................................  22,000     23,836,714
    3.000%, 03/18/20....................................  14,000     14,058,562
    3.375%, 06/12/20....................................  13,000     13,334,191
    4.625%, 09/11/20....................................  21,200     23,533,696
    5.000%, 03/12/21....................................   5,200      5,874,731
    5.625%, 06/11/21....................................   7,000      8,368,024
    5.000%, 12/10/21....................................  39,500     45,120,021
    5.250%, 06/10/22....................................   7,225      8,386,115
    5.750%, 06/10/22....................................  19,500     23,568,968
    5.375%, 09/30/22....................................  14,600     17,159,395
    4.750%, 03/10/23....................................  32,200     36,105,055
    5.375%, 08/15/24....................................   9,000     10,471,113
    4.375%, 03/13/26....................................  20,100     21,302,844
 Tennessee Valley Authority
    6.000%, 03/15/13....................................  28,100     30,607,222
    4.750%, 08/01/13....................................  12,500     13,536,288
    4.375%, 06/15/15....................................  13,500     15,087,438
    5.500%, 07/18/17....................................   8,500     10,080,218
    6.250%, 12/15/17....................................  33,000     40,660,257
    4.500%, 04/01/18....................................  44,700     50,644,295
                                                                 --------------
 TOTAL AGENCY OBLIGATIONS.......................................  1,491,503,904
                                                                 --------------
 U.S. TREASURY OBLIGATIONS -- (33.1%)
 U.S. Treasury Bonds
    11.250%, 02/15/15...................................  25,000     34,171,875
    10.625%, 08/15/15...................................  11,000     15,231,568
    9.875%, 11/15/15....................................  14,800     20,293,346
    9.250%, 02/15/16....................................  38,500     52,347,988
    7.250%, 05/15/16....................................  34,000     43,522,652

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)

    7.500%, 11/15/16....................................... $17,800 $23,322,165
    9.000%, 11/15/18.......................................  12,200  17,949,250
    8.125%, 08/15/19.......................................   3,800   5,436,671
    8.750%, 08/15/20.......................................  19,700  29,562,312
    8.125%, 05/15/21.......................................  27,100  39,688,790
    7.250%, 08/15/22.......................................  28,000  39,278,736
    6.250%, 08/15/23.......................................  35,000  45,800,790
    7.500%, 11/15/24.......................................  41,300  60,046,318
    6.000%, 02/15/26.......................................  22,000  28,380,000
 U.S. Treasury Notes
    4.375%, 08/15/12.......................................  54,700  57,009,817
    4.000%, 11/15/12.......................................   9,700  10,163,398
    3.875%, 02/15/13.......................................  27,600  29,102,903
    3.625%, 05/15/13.......................................   7,700   8,150,573
    4.250%, 08/15/13.......................................  30,100  32,470,375
    4.000%, 02/15/14.......................................  10,500  11,440,076
    4.250%, 08/15/14.......................................  15,500  17,215,896
    4.250%, 11/15/14.......................................   7,500   8,374,808
    4.125%, 05/15/15.......................................  10,000  11,235,160
    2.625%, 02/29/16.......................................  22,400  23,849,011
    3.250%, 05/31/16.......................................  10,000  10,927,340


                                                          FACE
                                                         AMOUNT      VALUE+
                                                         ------- --------------
                                                         (000)

    4.875%, 08/15/16.................................... $18,200 $   21,328,125
    3.000%, 09/30/16....................................  22,000     23,732,500
    3.625%, 02/15/20....................................  22,500     24,447,645
                                                                 --------------
 TOTAL U.S. TREASURY OBLIGATIONS................................    744,480,088
                                                                 --------------
 TEMPORARY CASH INVESTMENTS -- (0.6%)
    Repurchase Agreement, PNC Capital Markets, Inc.
      0.05%, 08/01/11 (Collateralized by $14,165,000
      FNMA 2.24%, 07/06/15, valued at $14,519,125) to
      be repurchased at $14,300,060.....................  14,300     14,300,000
                                                                 --------------
 TOTAL INVESTMENTS -- (100.0%)
    (Cost $2,090,269,998)^^.............................         $2,250,283,992
                                                                 ==============

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                                VALUATION INPUTS
                                  ---------------------------------------------
                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
Agency Obligations...............   --    $1,491,503,904   --    $1,491,503,904
U.S. Treasury Obligations........   --       744,480,088   --       744,480,088
Temporary Cash Investments.......   --        14,300,000   --        14,300,000
                                    --    --------------   --    --------------
TOTAL............................   --    $2,250,283,992   --    $2,250,283,992
                                    ==    ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                        DFA INVESTMENT GRADE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
 AFFILIATED INVESTMENT COMPANIES -- (99.6%)
 Investment in DFA Intermediate-Term Extended Quality
   Portfolio of DFA Investment Dimensions Group Inc...... 3,880,568 $40,008,656
 Investment in DFA Intermediate Government Fixed Income
   Portfolio of DFA Investment Dimensions Group Inc...... 2,338,779  29,585,554
 Investment in DFA Short-Term Extended Quality Portfolio
   of DFA Investment Dimensions Group Inc................   859,858   9,372,452
 Investment in DFA Short-Term Government Portfolio
   of DFA Investment Dimensions Group Inc................   299,097   3,275,112
                                                                    -----------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
      COMPANIES (Cost $80,331,565).......................            82,241,774
                                                                    -----------
 TEMPORARY CASH INVESTMENTS -- (0.4%)
 BlackRock Liquidity Funds TempCash Portfolio -
   Institutional Shares (Cost $291,694)..................   291,694     291,694
                                                                    -----------
    TOTAL INVESTMENTS - (100.0%) (Cost $80,623,259)^^....           $82,533,468
                                                                    ===========

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                                   VALUATION INPUTS
                                        ---------------------------------------
                                        INVESTMENT IN SECURITIES (MARKET VALUE)
                                        ---------------------------------------
                                          LEVEL 1   LEVEL 2 LEVEL 3    TOTAL
                                        ----------- ------- ------- -----------
Affiliated Investment Companies........ $82,241,774   --      --    $82,241,774
Temporary Cash Investments.............     291,694   --      --        291,694
                                        -----------   --      --    -----------
TOTAL.................................. $82,533,468   --      --    $82,533,468
                                        ===========   ==      ==    ===========

              See accompanying Notes to Schedules of Investments.

                 DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                          FACE
                                                         AMOUNT      VALUE+
                                                        -------- --------------
                                                         (000)
U.S. TREASURY OBLIGATIONS -- (99.5%)
U.S. Treasury Inflation Notes
   2.000%, 01/15/16.................................... $ 97,910 $  125,998,775
   2.500%, 07/15/16....................................  123,129    160,599,905
   2.375%, 01/15/17....................................  122,000    159,152,205
   2.625%, 07/15/17....................................  113,000    146,608,732
   1.625%, 01/15/18....................................  114,300    139,075,641
   1.375%, 07/15/18....................................   99,800    116,682,193
   2.125%, 01/15/19....................................  101,500    124,803,930
   1.875%, 07/15/19....................................  102,500    124,994,246
   1.375%, 01/15/20....................................   83,000     96,050,952
   1.250%, 07/15/20....................................   61,000     69,201,611
   1.125%, 01/15/21....................................   56,000     62,287,520
   2.375%, 01/15/25....................................   53,000     77,065,778
   2.000%, 01/15/26....................................   52,800     69,693,700
   2.375%, 01/15/27....................................   50,800     69,145,774
   1.750%, 01/15/28....................................   49,200     59,458,479
   3.625%, 04/15/28....................................   49,700     97,018,619
   2.500%, 01/15/29....................................   30,300     39,515,423
   3.875%, 04/15/29....................................   54,900    109,965,305
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS........................           1,847,318,788
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
   Repurchase Agreement, PNC Capital Markets, Inc.
     0.05%, 08/01/11 (Collateralized by $9,700,000
     FNMA 2.24%, 07/06/15, valued at $9,942,500) to be
     repurchased at $9,793,041.........................    9,793      9,793,000
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,634,158,402)^^.............................          $1,857,111,788
                                                                 ==============

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                                VALUATION INPUTS
                                  ---------------------------------------------
                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
U.S. Treasury Obligations........   --    $1,847,318,788   --    $1,847,318,788
Temporary Cash Investments.......   --         9,793,000   --         9,793,000
                                    --    --------------   --    --------------
TOTAL............................   --    $1,857,111,788   --    $1,857,111,788
                                    ==    ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                    DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
MUNICIPAL BONDS -- (100.0%)
ALABAMA -- (0.4%)
Alabama Water Pollution Control Authority (RB) Series B
   2.000%, 08/15/14.......................................... $5,255 $5,342,023
                                                                     ----------
ALASKA -- (0.4%)
City of Anchorage (GO) Series B (NATL-RE)
   5.000%, 12/01/14..........................................  3,440  3,909,835
City of Anchorage (GO) Series F (NATL-RE FGIC)
   4.250%, 09/01/13..........................................  2,385  2,558,294
                                                                     ----------
TOTAL ALASKA.................................................         6,468,129
                                                                     ----------
ARIZONA -- (4.8%)
Arizona School Facilities Board (GO)
   5.000%, 01/01/15..........................................  1,125  1,276,751
Arizona State Transportation Board (RB)
   5.000%, 07/01/13..........................................  8,000  8,679,040
   5.000%, 07/01/14..........................................  4,815  5,385,385
City of Phoenix (GO) Series A
   5.000%, 07/01/14..........................................  7,975  8,924,583
City of Scottsdale (GO)
   5.000%, 07/01/14..........................................  2,500  2,802,300
Maricopa County Community College District (GO) Series A
   4.000%, 07/01/13..........................................  5,000  5,343,350
Maricopa County Unified School District (GO) (FSA)
   5.000%, 07/01/13..........................................  6,800  7,320,268
Phoenix Civic Improvement Corp. (RB) (AMBAC)
   5.000%, 07/01/14..........................................  4,000  4,440,840
Salt River Project Agricultural Improvement & Power District
  (RB) Series A
   5.000%, 01/01/14..........................................  7,000  7,716,590
   5.000%, 01/01/15..........................................  4,430  5,027,563
Salt River Project Agricultural Improvement & Power District
  (RB) Series B
   4.000%, 12/01/14..........................................  3,190  3,522,302
   4.000%, 01/01/16..........................................  5,000  5,581,450

                                                              FACE
                                                             AMOUNT   VALUE+
                                                             ------ -----------
                                                             (000)
ARIZONA -- (Continued)
Scottsdale Municipal Property Corp. (RB)
   5.000%, 07/01/13......................................... $3,070 $ 3,317,718
Town of Gilbert (GO)
   5.000%, 07/01/14.........................................  3,600   4,017,600
                                                                    -----------
TOTAL ARIZONA...............................................         73,355,740
                                                                    -----------
CALIFORNIA -- (0.8%)
California State Department of Water Resources Power Supply
  (RB) (ETM) Series A
   5.125%, 05/01/12.........................................  1,900   1,989,281
California State Economic Recovery (GO) (ETM) Series A
   5.000%, 07/01/12.........................................  3,915   4,087,808
   5.000%, 07/01/12.........................................  4,485   4,674,536
Los Angeles Unified School District (GO) Series E (AMBAC)
   5.750%, 07/01/12.........................................  2,000   2,098,900
                                                                    -----------
TOTAL CALIFORNIA............................................         12,850,525
                                                                    -----------
COLORADO -- (0.3%)
City of Aurora (GO)
   5.000%, 12/01/14.........................................  4,515   5,110,935
                                                                    -----------
CONNECTICUT -- (3.0%)
Connecticut State (GO)
   5.000%, 03/15/12.........................................  5,000   5,147,200
Connecticut State (GO) Series A
   5.000%, 03/01/13.........................................  3,855   4,131,095
   5.000%, 04/15/13.........................................  4,000   4,307,120
Connecticut State (GO) Series B
   5.000%, 12/01/13.........................................  5,000   5,511,450
Connecticut State (GO) Series C
   5.000%, 12/01/13.........................................  5,700   6,283,053
   5.000%, 12/01/15.........................................  4,000   4,664,880
Connecticut State (GO) Series E
   5.500%, 11/15/12.........................................  3,300   3,515,622
Connecticut State Econonmic Recovery (GO) Series D
   5.000%, 01/01/14.........................................  3,500   3,859,170
Connecticut State Health & Educational Facility Authority
  (GO) Series B (MBIA)
   5.000%, 12/01/12.........................................  4,000   4,246,160

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
CONNECTICUT -- (Continued)
Hartford County Metropolitan District (GO) Series A
   4.000%, 07/15/15........................................ $ 3,900 $ 4,372,953
                                                                    -----------
TOTAL CONNECTICUT..........................................          46,038,703
                                                                    -----------
DELAWARE -- (1.9%)
City of Wilmington (GO) Series A
   5.000%, 12/01/14........................................   2,625   2,984,441
Delaware State (GO)
   5.000%, 08/01/12........................................  11,370  11,910,757
Delaware State (GO) Series B
   5.000%, 02/01/12........................................   5,000   5,120,050
Delaware Transportation Authority (RB) Series A
   5.000%, 07/01/15........................................   3,480   4,014,041
   5.000%, 07/01/15........................................   4,270   4,925,274
                                                                    -----------
TOTAL DELAWARE.............................................          28,954,563
                                                                    -----------
FLORIDA -- (3.2%)
Broward County (GO)
   5.000%, 01/01/14........................................   5,000   5,530,900
Florida State Board of Education (GO) Series 2006C
   5.000%, 06/01/12........................................   2,935   3,049,436
Florida State Board of Education (GO) Series B
   5.250%, 06/01/13........................................   3,700   4,015,092
   5.000%, 06/01/16........................................   2,500   2,921,225
Florida State Board of Education (GO) Series C
   5.000%, 06/01/15........................................   6,440   7,360,534
Florida State Board of Education (GO) Series D
   5.000%, 06/01/13........................................  13,085  14,149,857
Florida State Board of Education (GO) Series H
   5.250%, 06/01/12........................................   4,650   4,840,929
Florida State Board of Education (RB) Series E
   5.000%, 06/01/12........................................   3,000   3,118,260
Florida State Department of Environmental Protection
  Preservation (RB) Series A (AGM)
   5.500%, 07/01/13........................................   1,400   1,525,664

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
FLORIDA -- (Continued)
Johns River Power Park System (RB) Series 21
   5.000%, 10/01/11........................................ $ 1,825 $ 1,838,706
                                                                    -----------
TOTAL FLORIDA..............................................          48,350,603
                                                                    -----------
GEORGIA -- (4.4%)
De Kalb County School District (GO)
   5.000%, 02/01/12........................................  21,330  21,817,391
Georgia State (GO) Series C
   5.500%, 07/01/12........................................   8,400   8,804,208
Georgia State (GO) Series D
   5.000%, 08/01/12........................................   7,100   7,439,096
Georgia State (GO) Series G
   5.000%, 10/01/12........................................   8,000   8,444,160
Henry County School District (GO) Series A
   5.000%, 04/01/13........................................  14,000  15,050,420
Private Colleges & Universities Authority (RB) Series A
   4.750%, 09/01/12........................................   4,450   4,659,462
                                                                    -----------
TOTAL GEORGIA..............................................          66,214,737
                                                                    -----------
HAWAII -- (3.3%)
City & County of Honolulu (GO) Series A (NATL-RE)
   5.000%, 07/01/13........................................   1,445   1,566,785
City & County of Honolulu (GO) Series B (FSA)
   5.250%, 07/01/15........................................   4,220   4,895,622
City & County of Honolulu (GO) Series C (MBIA)
   5.000%, 07/01/12........................................   5,000   5,215,550
Hawaii State (GO) Series CY (FSA)
   5.750%, 02/01/13........................................   4,750   5,117,128
Hawaii State (GO) Series DE
   5.000%, 10/01/12........................................   3,340   3,519,391
Hawaii State (GO) Series DG (AMBAC)
   5.000%, 07/01/13........................................   6,000   6,503,280
   5.000%, 07/01/15........................................  15,945  18,385,223
Hawaii State (GO) Series DT
   4.000%, 11/01/14........................................   4,950   5,447,871
                                                                    -----------
TOTAL HAWAII...............................................          50,650,850
                                                                    -----------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
ILLINOIS -- (1.4%)
Chicago Park District (GO) Series A (FGIC)
   5.250%, 01/01/13........................................ $ 4,935 $ 5,275,071
City of Chicago (GO) Series A (FSA)
   5.000%, 01/01/13........................................   8,150   8,519,847
Cook County (GO) Series D (AMBAC)
   5.250%, 11/15/12........................................   2,000   2,116,300
Illinois State (GO) First Series (MBIA)
   5.125%, 10/01/11........................................   5,300   5,335,616
                                                                    -----------
TOTAL ILLINOIS.............................................          21,246,834
                                                                    -----------
KANSAS -- (0.4%)
Johnson County Unified School District (GO) Series A (MBIA)
   5.000%, 10/01/11........................................   5,770   5,815,121
                                                                    -----------
KENTUCKY -- (1.6%)
Kentucky Asset Liability Commission (RB) First Series
  (MBIA)
   5.000%, 09/01/11........................................  14,300  14,349,192
Louisville & Jefferson County Metropolitan Sewer District
  (RB)
   5.000%, 05/15/15........................................   9,415  10,626,051
                                                                    -----------
TOTAL KENTUCKY.............................................          24,975,243
                                                                    -----------
MARYLAND -- (3.0%)
Baltimore County (GO)
   5.000%, 02/01/12........................................   1,700   1,740,817
   5.000%, 02/01/14........................................   4,750   5,264,188
Maryland State (GO)
   5.250%, 02/15/12........................................   5,000   5,136,700
   5.500%, 08/01/13........................................   6,000   6,604,740
Maryland State (GO) Series B
   5.000%, 02/15/13........................................  14,000  14,994,700
Maryland State (GO) Series C
   5.000%, 03/01/16........................................   1,000   1,174,130
Maryland State Department of Transportation (RB)
   5.000%, 11/01/13........................................   4,120   4,532,288
Montgomery County (GO) Series A
   5.000%, 08/01/12........................................   5,990   6,274,884
                                                                    -----------
TOTAL MARYLAND.............................................          45,722,447
                                                                    -----------

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
MASSACHUSETTS -- (3.2%)
City of Boston (GO) Series A
   5.000%, 04/01/14........................................ $ 4,650 $ 5,186,657
Commonwealth of Massachusetts (GO)
   5.500%, 11/01/14........................................   4,585   5,273,759
Commonwealth of Massachusetts (GO) Series A
   5.000%, 08/01/14........................................   4,800   5,404,464
Commonwealth of Massachusetts (GO) Series C (GO OF CMNWLTH)
   5.500%, 11/01/15........................................   2,200   2,605,328
Commonwealth of Massachusetts (GO) Series C (NATL-RE FGIC)
   5.500%, 11/01/14........................................   5,000   5,751,100
Commonwealth of Massachusetts (GO) Series D
   5.500%, 11/01/13........................................   7,550   8,380,651
Commonwealth of Massachusetts (GO) Series D (NATL-RE)
   5.500%, 11/01/12........................................     910     968,140
Commonwealth of Massachusetts (RB) Series A
   5.500%, 12/15/13........................................   9,450  10,565,006
University of Massachusetts Building Authority (RB)
  Series 1
   5.250%, 11/01/13........................................   3,490   3,867,793
                                                                    -----------
TOTAL MASSACHUSETTS........................................          48,002,898
                                                                    -----------
MICHIGAN -- (2.4%)
Michigan Municipal Bond Authority (RB)
   5.000%, 10/01/13........................................   3,240   3,539,020
   5.500%, 10/01/13........................................  15,085  16,638,604
Michigan State (GO)
   5.500%, 12/01/13........................................  10,000  10,996,100
University of Michigan (RB) Series C
   2.000%, 04/01/13........................................   4,840   4,952,627
                                                                    -----------
TOTAL MICHIGAN.............................................          36,126,351
                                                                    -----------
MINNESOTA -- (5.0%)
Chaska Independent School District No. 112 (GO) Series A
  (SD CRED PROG)
   4.000%, 02/01/15........................................   5,740   6,346,603

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
MINNESOTA -- (Continued)
City of Minneapolis (GO)
   3.000%, 12/01/15........................................ $ 8,700 $ 9,489,177
City of Minneapolis (GO) Series A
   3.000%, 12/01/12........................................   5,200   5,389,436
City of Minneapolis (GO) Series B
   4.000%, 12/01/15........................................   8,830   9,949,114
Minnesota Public Facilities Authority (RB) Series B
   5.000%, 03/01/14........................................   5,800   6,439,160
Minnesota State (GO)
   5.250%, 11/01/12........................................   8,000   8,501,840
   5.000%, 08/01/14........................................   2,000   2,256,940
Minnesota State (GO) Series H
   5.000%, 11/01/14........................................  15,000  17,065,350
   5.000%, 11/01/15........................................   5,000   5,847,200
Washington County (GO) Series A
   5.000%, 02/01/15........................................   3,275   3,741,982
                                                                    -----------
TOTAL MINNESOTA............................................          75,026,802
                                                                    -----------
MISSISSIPPI -- (0.2%)
Mississippi State (GO) Series A
   5.375%, 12/01/12........................................   3,350   3,571,402
                                                                    -----------
MISSOURI -- (0.2%)
Missouri State (GO) Series A
   5.000%, 10/01/13........................................   2,600   2,854,124
                                                                    -----------
NEVADA -- (1.5%)
Clark County (GO) (AMBAC)
   5.000%, 11/01/11........................................   5,010   5,068,216
Nevada State (GO)
   5.000%, 06/01/13........................................  12,990  13,997,634
   5.000%, 12/01/13........................................   1,400   1,529,528
Nevada State (GO) Series A
   5.000%, 02/01/12........................................   2,000   2,047,920
                                                                    -----------
TOTAL NEVADA...............................................          22,643,298
                                                                    -----------
NEW JERSEY -- (3.0%)
Monmouth County (GO)
   4.250%, 09/15/12........................................   5,115   5,341,799
New Jersey State (GO)
   5.000%, 04/01/13........................................   3,900   4,200,105
   5.000%, 06/01/13........................................   5,940   6,437,059
   5.000%, 06/01/14........................................   4,600   5,165,248
   5.000%, 08/01/14........................................   4,000   4,480,920
New Jersey State (GO) (ETM)
   5.250%, 08/01/12........................................   8,400   8,821,176

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
NEW JERSEY -- (Continued)
New Jersey State (GO) Series M (AMBAC)
   5.500%, 07/15/14........................................ $ 4,000 $ 4,531,960
New Jersey Transportation Trust Fund Authority (RB)
  Series B (FSA)
   5.500%, 12/15/11........................................   6,035   6,150,148
                                                                    -----------
TOTAL NEW JERSEY...........................................          45,128,415
                                                                    -----------
NEW MEXICO -- (0.8%)
New Mexico State (GO)
   5.000%, 03/01/12........................................  10,260  10,543,586
New Mexico State (RB) Series A
   5.000%, 07/01/13........................................   2,000   2,168,560
                                                                    -----------
TOTAL NEW MEXICO...........................................          12,712,146
                                                                    -----------
NEW YORK -- (6.9%)
City of New York (GO) Series A
   5.000%, 08/01/14........................................   7,865   8,837,979
City of New York (GO) Series A-1
   5.000%, 08/01/14........................................   2,500   2,809,275
City of New York (GO) Series B
   5.000%, 08/01/15........................................  10,000  11,503,100
City of New York (GO) Series E
   5.000%, 08/01/13........................................   6,475   7,047,131
City of New York (GO) Series H
   5.000%, 08/01/12........................................   3,000   3,141,150
City of New York (GO) Series I
   5.000%, 08/01/14........................................   4,000   4,494,840
Long Beach City School District (GO) (ST AID WITHHLDG)
   3.000%, 05/01/16........................................   3,740   4,010,140
New York State (GO) Series A
   2.000%, 03/01/12........................................   5,305   5,360,437
   3.500%, 03/15/12........................................   1,755   1,790,451
New York State (GO) Series C
   3.000%, 02/01/14........................................   4,655   4,893,243
   3.000%, 02/01/15........................................   3,010   3,216,215
New York State Dormitory Authority (RB)
   5.000%, 07/01/13........................................   4,590   4,995,251
New York State Dormitory Authority (RB) Series A
   5.000%, 03/15/16........................................  20,000  23,236,800

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT     VALUE+
                                                           ------- ------------
                                                           (000)
NEW YORK -- (Continued)
New York State Dormitory Authority (RB) Series C
   5.000%, 03/15/14....................................... $ 7,500 $  8,322,300
Suffolk County (GO) Series A
   3.000%, 05/15/16.......................................   3,325    3,567,060
Suffolk County (GO) Series C
   4.000%, 10/15/15.......................................   5,890    6,550,622
                                                                   ------------
TOTAL NEW YORK............................................          103,775,994
                                                                   ------------
NORTH CAROLINA -- (3.1%)
City of Charlotte (GO) Series B
   5.000%, 06/01/16.......................................   2,335    2,754,763
Guilford County (GO) Series C
   5.000%, 10/01/12.......................................   8,040    8,487,346
Mecklenburg County (GO) Series B
   2.000%, 03/01/16.......................................   5,000    5,175,350
Mecklenburg County (GO) Series C
   5.000%, 02/01/14.......................................   5,680    6,300,824
North Carolina State (GO) Series A
   5.500%, 03/01/14.......................................   3,000    3,374,610
North Carolina State (GO) Series B
   5.000%, 04/01/16.......................................   7,350    8,648,819
Sanford Enterprise (RB) Series A
   5.000%, 06/01/15.......................................   2,540    2,872,486
Wake County (GO)
   4.500%, 03/01/13.......................................   7,800    8,311,446
Wake County (GO) Series C
   5.000%, 03/01/15.......................................   1,400    1,607,508
                                                                   ------------
TOTAL NORTH CAROLINA......................................           47,533,152
                                                                   ------------
OHIO -- (5.1%)
City of Cincinnati School District (GO) (AGM)
   5.000%, 06/01/12.......................................   2,995    3,113,842
City of Cincinnati School District (GO) (FSA)
   5.000%, 12/01/13.......................................  11,730   12,955,785
City of Columbus (GO) Series 2
   5.000%, 07/01/13.......................................   3,000    3,259,440
   5.000%, 07/01/14.......................................   4,605    5,171,737
City of Columbus (GO) Series A
   5.000%, 06/15/12.......................................   3,875    4,035,270

                                                            FACE
                                                           AMOUNT     VALUE+
                                                           ------- ------------
                                                           (000)
OHIO -- (Continued)
City of Columbus (GO) Series D
   5.000%, 12/15/13....................................... $   575 $    634,794
City of Mason School District (GO) (NATL-RE FGIC)
   5.000%, 12/01/15.......................................   2,000    2,325,060
Ohio State (GO)
   5.500%, 11/01/12.......................................   8,615    9,165,412
   5.000%, 05/01/14.......................................   5,000    5,576,100
   5.000%, 11/01/15.......................................   2,425    2,817,195
Ohio State (GO) Series C
   5.000%, 09/15/14.......................................   3,105    3,506,632
   5.000%, 08/01/15.......................................   4,000    4,618,200
Ohio State (GO) Series D
   5.000%, 09/15/14.......................................   3,800    4,291,530
Ohio State (GO) Series E
   5.000%, 09/15/11.......................................  10,470   10,529,155
Ohio State University (RB) Series A
   4.000%, 12/01/15.......................................   1,000    1,115,040
Ohio State Water Development Authority (RB) Series A
   5.000%, 06/01/16.......................................   3,080    3,625,745
                                                                   ------------
TOTAL OHIO................................................           76,740,937
                                                                   ------------
OREGON -- (1.4%)
City of Portland (GO) Series A
   4.000%, 06/01/15.......................................   2,000    2,232,740
Jackson County School District No. 5 (GO) (NATL-RE FGIC
  SCH BD GTY)
   5.000%, 06/15/15.......................................   1,965    2,262,363
Multnomah County (GO)
   5.000%, 10/01/14.......................................   5,490    6,230,436
Portland Community College District (GO)
   5.000%, 06/15/14.......................................   7,410    8,303,646
Washington County School District No. 15 Forest Grove
  (GO) (AGM SCH BD GTY)
   5.250%, 06/15/15.......................................   1,555    1,795,419
                                                                   ------------
TOTAL OREGON..............................................           20,824,604
                                                                   ------------
PENNSYLVANIA -- (1.6%)
Commonwealth of Pennsylvania (GO) First Series (MBIA)
   5.250%, 02/01/13.......................................   5,755    6,169,590

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------ ------------
                                                            (000)
PENNSYLVANIA -- (Continued)
Commonwealth of Pennsylvania (GO) Series A
   5.000%, 02/15/14........................................ $9,000 $  9,970,020
   5.000%, 05/01/16........................................  2,025    2,374,738
Commonwealth of Pennsylvania (GO) THIRD Series
   5.000%, 09/01/12........................................  2,800    2,942,128
University of Pittsburgh of the Commonwealth System of
  Higher Education (RB) Series B (GO OF UNIV)
   5.000%, 09/15/15........................................  1,850    2,142,837
                                                                   ------------
TOTAL PENNSYLVANIA.........................................          23,599,313
                                                                   ------------
RHODE ISLAND -- (0.9%)
Rhode Island State & Providence Plantations (GO) Series B
   5.000%, 08/01/12........................................  5,200    5,443,048
   5.000%, 08/01/13........................................  4,700    5,114,305
Rhode Island State (GO) Series C (AGM)
   5.000%, 02/15/15........................................  3,385    3,848,847
                                                                   ------------
TOTAL RHODE ISLAND.........................................          14,406,200
                                                                   ------------
SOUTH CAROLINA -- (1.9%)
Beaufort County School District (GO) (SCSDE)
   5.000%, 03/01/14........................................  5,505    6,102,678
Beaufort County School District (GO) Series B (SCSDE)
   5.000%, 03/01/14........................................  2,795    3,098,453
Richland County School District No. 2 (GO) Series C (SCSDE)
   5.000%, 02/01/16........................................  6,330    7,367,297
South Carolina State (GO) Series A
   4.000%, 06/01/15........................................  6,000    6,712,680
York County School District No. 3 (GO) Series B (SCSDE)
   5.000%, 03/01/15........................................  4,770    5,438,897
                                                                   ------------
TOTAL SOUTH CAROLINA.......................................          28,720,005
                                                                   ------------
TENNESSEE -- (1.8%)
Hamilton County (GO)
   5.000%, 03/01/12........................................  5,095    5,237,354
   3.000%, 03/01/13........................................  1,550    1,614,325

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
TENNESSEE -- (Continued)
Knox County (GO)
   5.500%, 04/01/14........................................ $ 6,300 $ 7,094,052
Shelby County (GO)
   5.000%, 04/01/14........................................   8,345   9,275,301
Tennessee State (GO) Series A
   5.000%, 05/01/14........................................   3,000   3,349,140
                                                                    -----------
TOTAL TENNESSEE............................................          26,570,172
                                                                    -----------
TEXAS -- (18.5%)
Arlington Independent School District (GO)
   5.000%, 02/15/14........................................   5,885   6,523,993
Austin Independent School District (GO) (PSF-GTD)
   5.000%, 08/01/14........................................   6,895   7,761,081
Carrollton-Farmers Branch Independent School District (GO)
  (PSF-GTD)
   5.000%, 02/15/16........................................   6,570   7,684,141
City of Dallas (GO)
   5.000%, 02/15/14........................................   4,585   5,077,979
   5.000%, 02/15/14........................................   8,770   9,673,222
   5.000%, 02/15/15........................................   2,440   2,785,309
   5.000%, 02/15/15........................................  11,800  13,447,752
City of Dallas (GO) Series A
   5.000%, 02/15/16........................................   2,530   2,943,225
City of Dallas (RB) (AMBAC)
   5.000%, 10/01/12........................................  13,985  14,751,238
   5.000%, 10/01/13........................................   7,605   8,343,065
City of Frisco (GO) (NATL-RE FGIC)
   5.250%, 02/15/16........................................   1,175   1,379,803
City of Houston (GO) Series A
   4.000%, 03/01/16........................................   4,500   5,044,635
   5.000%, 03/01/16........................................  17,850  20,862,366
City of San Antonio (GO)
   5.375%, 02/01/15........................................   5,975   6,870,473
City of San Antonio (RB) (NATL-RE FGIC)
   5.000%, 05/15/12........................................   7,000   7,261,730
City of San Antonio Electric & Gas (RB) Series A
   5.000%, 02/01/15........................................   3,025   3,439,516
   5.000%, 02/01/16........................................   2,875   3,335,201
County of El Paso (GO) (NATL-RE)
   5.000%, 02/15/16........................................   2,490   2,883,594

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT     VALUE+
                                                           ------- ------------
                                                           (000)
TEXAS -- (Continued)
County of Fort Bend (GO) (NATL-RE)
   5.000%, 03/01/13....................................... $ 2,110 $  2,261,793
Dallas Area Rapid Transit (RB) (FGIC)
   5.000%, 12/01/12.......................................  10,475   11,134,087
Dallas Waterworks & Sewer System (RB) (AMBAC)
   5.000%, 10/01/14.......................................   9,000   10,192,590
Denton County (GO) Series A
   5.000%, 07/15/15.......................................   3,960    4,568,652
Fort Bend Independent School District (GO) (PSF-GTD)
   5.000%, 08/15/15.......................................   3,000    3,471,900
Fort Worth Independent School District (GO)
   5.000%, 02/15/13.......................................   8,025    8,579,768
Houston Independent School District (GO) Series A-1
   5.000%, 02/15/15.......................................   4,000    4,561,560
Katy Independent School District (GO) Series A
   5.000%, 02/15/12.......................................   7,465    7,659,986
North Texas Municipal Water District (RB)
   5.000%, 09/01/14.......................................     605      678,556
   5.000%, 06/01/16.......................................   2,130    2,475,891
Northwest Independent School District (GO) (PSF-GTD)
   5.000%, 02/15/15.......................................   1,000    1,141,890
San Antonio Electric & Gas (RB) Sereis A (ETM)
   5.250%, 02/01/14.......................................      90      100,322
San Antonio Electric & Gas (RB) Series A
   5.250%, 02/01/14.......................................  12,015   13,345,541
San Marcos Consolidated Independent School District (GO)
  (PSF-GTD)
   5.250%, 08/01/14.......................................   3,195    3,639,361
   5.500%, 08/01/14.......................................   2,100    2,407,629
Socorro Independent School District (GO) (PSF-GTD)
   5.250%, 08/15/14.......................................   2,270    2,572,114
Texas A&M University (RB) Series B
   5.000%, 05/15/12.......................................   3,975    4,123,943

                                                            FACE
                                                           AMOUNT     VALUE+
                                                           ------- ------------
                                                           (000)
TEXAS -- (Continued)
Texas Public Finance Authority (GO) Series A
   5.000%, 10/01/12....................................... $ 1,500 $  1,582,920
Texas Public Finance Authority (RB) Series A
   5.000%, 01/01/14.......................................   5,000    5,511,850
   5.000%, 07/01/15.......................................  10,000   11,530,400
   5.000%, 01/01/16.......................................   3,345    3,870,767
Texas State (GO)
   5.000%, 10/01/12.......................................   3,000    3,165,120
Texas State Transportation Commission (RB)
   4.000%, 04/01/13.......................................   1,500    1,587,765
   5.000%, 04/01/14.......................................   5,870    6,539,239
Texas Tech University (RB) Series 12
   5.000%, 02/15/16.......................................   2,095    2,433,154
Travis County (GO)
   5.000%, 03/01/12.......................................   3,375    3,469,298
University of Texas (RB) Series A
   5.000%, 08/15/12.......................................   3,500    3,672,200
   5.000%, 07/01/14.......................................   5,250    5,891,288
University of Texas (RB) Series B
   5.250%, 08/15/12.......................................   2,730    2,871,359
   5.250%, 08/15/13.......................................   3,850    4,217,021
University of Texas (RB) Series D
   5.000%, 08/15/12.......................................   1,815    1,904,298
University of Texas System (RB) Series F
   5.000%, 08/15/15.......................................   2,405    2,788,477
Williamson County (GO) (NATL- RE)
   5.000%, 02/15/14.......................................   5,000    5,533,600
                                                                   ------------
TOTAL TEXAS...............................................          279,552,662
                                                                   ------------
UTAH -- (1.7%)
Alpine School District (GO) (SCH BD GTY)
   3.000%, 03/15/16.......................................   2,770    2,991,960
Salt Lake County (GO)
   5.000%, 06/15/12.......................................  10,060   10,479,703
Utah State (GO) Series A
   5.000%, 07/01/12.......................................   6,440    6,722,458
Utah State (GO) Series B
   4.000%, 07/01/13.......................................   4,700    5,021,809
                                                                   ------------
TOTAL UTAH................................................           25,215,930
                                                                   ------------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT      VALUE+
                                                        -------- --------------
                                                         (000)
VIRGINIA -- (3.9%)
City of Norfolk (GO) Series A
   4.000%, 03/01/16.................................... $  2,000 $    2,242,060
City of Richmond (GO) Series C (ST AID WITHHLDG)
   5.000%, 07/15/15....................................    5,325      6,147,926
County of Fairfax (GO) Series A (ST AID WITHHLDG)
   4.000%, 04/01/16....................................    3,065      3,463,266
Fairfax County (GO) Series A
   5.000%, 04/01/13....................................    9,975     10,737,290
   5.000%, 04/01/14....................................    9,375     10,456,969
Loudoun County (GO) Series B
   4.000%, 11/01/12....................................    1,000      1,046,690
   5.000%, 12/01/13....................................    5,285      5,838,551
Virginia Commonwealth Transportation Board (RB)
   5.000%, 10/01/11....................................    1,940      1,955,151
   5.000%, 09/27/12....................................    4,040      4,261,675
Virginia State Public School Authority (GO)
   5.250%, 08/01/13....................................    6,385      6,988,830
Virginia State Public School Authority (RB) Series B
   5.000%, 08/01/13....................................    5,505      6,000,615
                                                                 --------------
TOTAL VIRGINIA.........................................              59,139,023
                                                                 --------------
WASHINGTON -- (6.7%)
City of Seattle (GO)
   5.000%, 05/01/14....................................    8,300      9,246,698
City of Seattle (GO) Series B
   5.000%, 08/01/15....................................    7,385      8,504,418
City of Seattle (RB) (FSA)
   5.000%, 08/01/12....................................    1,500      1,570,575
King County School District (GO) (NATL-RE SCH BD GTY)
   5.000%, 12/01/13....................................    1,500      1,653,435
King County School District No. 1 Seattle (GO) (SCH BD
  GTY)
   5.000%, 12/01/13....................................   15,000     16,534,350
King County Sewer Enterprise (RB)
   4.000%, 01/01/15....................................    6,595      7,233,528
   4.000%, 01/01/16....................................    6,510      7,225,644
Snohomish County Public Utility District No. 1 (RB)
   5.000%, 12/01/15....................................    5,000      5,764,600

                                                          FACE
                                                         AMOUNT      VALUE+
                                                        -------- --------------
                                                         (000)
WASHINGTON -- (Continued)
Washington State (GO) (FSA)
   5.000%, 07/01/14.................................... $  5,145 $    5,778,195
Washington State (GO) Series A
   5.000%, 01/01/16....................................    2,000      2,323,680
Washington State (GO) Series C
   5.000%, 02/01/14....................................    6,895      7,626,904
   5.000%, 01/01/15....................................    6,100      6,933,809
Washington State (GO) Series D
   5.000%, 01/01/14....................................    3,330      3,672,590
Washington State (GO) Series R
   5.000%, 01/01/15....................................   10,960     12,458,122
   4.000%, 07/01/15....................................    4,000      4,462,400
                                                                 --------------
TOTAL WASHINGTON.......................................             100,988,948
                                                                 --------------
WEST VIRGINIA -- (0.2%)
West Virginia State (GO) (NATL-RE FGIC)
   5.000%, 06/01/12....................................    3,300      3,430,647
                                                                 --------------
WISCONSIN -- (1.1%)
Wisconsin State (GO) Series A
   5.000%, 05/01/12....................................    6,760      6,998,155
   5.000%, 05/01/16....................................    4,780      5,593,508
Wisconsin State (RB) Series B (AMBAC)
   5.000%, 07/01/12....................................    3,775      3,938,420
                                                                 --------------
TOTAL WISCONSIN........................................              16,530,083
                                                                 --------------
TOTAL MUNICIPAL BONDS..................................           1,514,189,559
                                                                 --------------

                                                         SHARES
                                                        --------
TEMPORARY CASH INVESTMENTS -- (0.0%)
   BlackRock Liquidity Funds MuniFund Portfolio........  234,832        234,832
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,484,513,869)^^..............................          $1,514,424,391
                                                                 ==============

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                                VALUATION INPUTS
                                 ----------------------------------------------
                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------
                                 LEVEL 1     LEVEL 2     LEVEL 3     TOTAL
                                 -------- -------------- ------- --------------
Municipal Bonds.................       -- $1,514,189,559   --    $1,514,189,559
Temporary Cash Investments...... $234,832             --   --           234,832
                                 -------- --------------   --    --------------
TOTAL........................... $234,832 $1,514,189,559   --    $1,514,424,391
                                 ======== ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

              DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
MUNICIPAL BONDS -- (98.1%)
CALIFORNIA -- (98.1%)
Anaheim Public Financing Authority (RB)
   4.500%, 08/01/13.......................................... $  800 $  850,240
   4.000%, 08/01/14..........................................    550    585,283
Anaheim Union High School District (GO) (AGM)
   5.000%, 08/01/14..........................................    800    888,400
Anaheim Union High School District (GO) Series A (AGM)
   5.000%, 08/01/12..........................................  1,275  1,335,767
Anaheim Union High School District (RB) (AGM)
   5.000%, 08/01/13..........................................    700    756,602
Atascadero Unified School District (GO) Series A (AGM)
   3.000%, 08/01/15..........................................    315    336,414
Bay Area Toll Authority (RB) Series F
   5.000%, 04/01/13..........................................    775    832,079
   3.900%, 04/01/14..........................................    900    964,674
   5.000%, 04/01/15..........................................    495    563,889
Berryessa Union School District (GO) Series B (FSA)
   5.375%, 08/01/11..........................................  1,205  1,217,050
Calaveras County Water District (RB) (NATL-RE)
   5.000%, 09/01/11..........................................    700    702,296
California Educational Facilities Authority (RB) Series A
   5.000%, 04/01/13..........................................  2,250  2,425,095
California Educational Facilities Authority (RB) Series P
   5.250%, 12/01/13..........................................    925  1,027,240
California Educational Facilities Authority (RB) Series T-4
   5.000%, 03/15/14..........................................  3,890  4,332,604
California Infrastructure & Economic Development Bank (RB)
  (FSA)
   5.250%, 07/01/13..........................................  2,000  2,188,520
California Infrastructure & Economic Development Bank (RB)
  Series A (AMBAC)
   5.250%, 10/01/13..........................................  4,900  5,335,218
California State (GO)
   5.000%, 10/01/11..........................................  2,215  2,231,280

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
CALIFORNIA -- (Continued)
   5.000%, 02/01/12.......................................... $  600 $  613,500
   5.000%, 04/01/12..........................................  1,500  1,544,790
   5.250%, 03/01/13..........................................    850    909,041
   4.200%, 11/01/13..........................................  1,825  1,953,845
   5.000%, 02/01/14..........................................    770    843,088
   5.000%, 03/01/14..........................................  2,925  3,210,977
   5.000%, 03/01/14..........................................    800    878,216
   5.000%, 03/01/14..........................................  2,850  3,143,978
   5.000%, 04/01/14..........................................    555    610,833
   5.000%, 04/01/14..........................................  1,750  1,926,050
   5.000%, 05/01/14..........................................  5,075  5,599,806
   4.500%, 06/01/14..........................................    750    819,255
   5.000%, 06/01/14..........................................  3,065  3,390,534
   5.000%, 08/01/14..........................................  1,480  1,644,931
   3.000%, 11/01/14..........................................    665    701,661
   6.000%, 02/01/15..........................................    950  1,102,409
   3.000%, 03/01/15..........................................    500    528,180
   5.000%, 03/01/15..........................................  3,900  4,391,166
   4.000%, 04/01/15..........................................    700    765,247
   3.000%, 11/01/15..........................................    500    531,145
California State (GO) (NATL-RE FGIC)
   5.000%, 03/01/14..........................................  1,565  1,718,010
California State (GO) (NATL-RE)
   4.000%, 09/01/14..........................................  1,000  1,083,720
   4.125%, 06/01/15..........................................    200    220,240
   5.000%, 06/01/15..........................................    310    351,447
   4.000%, 09/01/15..........................................    500    550,305
   5.000%, 12/01/15..........................................    700    802,592
California State (GO) Series 2
   4.000%, 09/01/15..........................................    750    810,593
California State (GO) Series CF
   2.250%, 12/01/13..........................................    500    510,505
California State Department of Transportation (RB) Series A
  (NATL-RE FGIC)
   5.000%, 02/01/15..........................................  1,675  1,906,385
California State Department of Water Resources (RB)
   5.500%, 12/01/13..........................................  1,075  1,192,863
California State Department of Water Resources (RB) (NATL-RE)
   5.000%, 12/01/14..........................................  1,500  1,693,245

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
 CALIFORNIA -- (Continued)
 California State Department of Water Resources (RB) Series
   AE
    5.000%, 12/01/14......................................... $  575 $  649,077
 California State Department of Water Resources (RB) Series L
    4.000%, 05/01/15.........................................  2,490  2,755,110
    5.000%, 05/01/15.........................................  3,250  3,720,113
 California State Department of Water Resources (RB) Series M
    5.000%, 05/01/14.........................................    750    834,248
 California State Department of Water Resources Power Supply
   (RB) (ETM) Series A
    5.125%, 05/01/12.........................................  1,850  1,936,932
 California State Department of Water Resources Power Supply
 (RB) Series A (AGM)
    5.250%, 05/01/12.........................................  2,000  2,075,080
 California State Department of Water Resources Power Supply
   (RB) Series M
    4.000%, 05/01/16.........................................  1,750  1,953,000
 California State Economic Recovery (GO) (ETM) Series A
    5.000%, 07/01/12.........................................  1,155  1,205,982
    5.000%, 07/01/12.........................................  1,320  1,375,783
    5.250%, 07/01/13.........................................  2,180  2,374,500
    5.250%, 07/01/13.........................................  1,845  2,018,910
    5.250%, 07/01/14.........................................     95    107,995
 California State Economic Recovery (GO) Series A
    5.250%, 07/01/12.........................................    625    652,831
    5.250%, 07/01/13.........................................    870    947,621
    5.250%, 07/01/14.........................................  1,945  2,194,155
 California State Economic Recovery (GO) Series A (NATL-RE
   FGIC)
    5.250%, 07/01/14.........................................  2,795  3,153,040
 California State Public Works Board of Regents University
   California (RB) Series A
    5.000%, 03/01/14.........................................    860    945,467
 California State University (RB) Series A
    3.000%, 11/01/12.........................................    500    516,245
    4.000%, 11/01/12.........................................    545    569,470
    4.000%, 11/01/12.........................................  1,000  1,044,900

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
 CALIFORNIA -- (Continued)
 Chabot-Las Positas Community College District (GO) (AMBAC)
    5.000%, 08/01/11......................................... $1,010 $1,010,000
 Charter Oak Unified School District (GO) Series B (FSA)
    5.000%, 07/01/13.........................................  2,805  3,056,048
 Chino Basin Regional Financing Authority (RB)
    5.900%, 08/01/11.........................................    810    810,000
 City & County of San Francisco (GO) Series 2008-R1
    5.000%, 06/15/14.........................................    500    556,075
 City & County of San Francisco (GO) Series A
    5.000%, 06/15/15.........................................  2,490  2,830,234
 City & County of San Francisco (GO) Series A (AMBAC)
    5.000%, 06/15/12.........................................  1,600  1,664,608
 City & County of San Francisco (GO) Series R-1 (FGIC)
    5.000%, 06/15/12.........................................  3,855  4,014,096
 City & County of San Francisco (GO) Series R2 (AMBAC)
    4.000%, 06/15/12.........................................    665    686,400
 City & County of San Francisco Public Utilities Commission
   (RB) Series A (FSA)
    5.000%, 11/01/12.........................................  4,810  5,087,489
 City & County of San Francisco Public Utilities Commission
   (RB) Series C
    5.000%, 11/01/13.........................................    525    576,665
 City of Bakersfield School District (GO) Series A (AGM)
    4.000%, 11/01/14.........................................    400    431,148
 City of Fairfield (RB) (AGM)
    4.250%, 04/01/13.........................................    500    530,630
 City of Folsom (GO)
    4.000%, 08/01/14.........................................  1,285  1,385,397
 City of Los Angeles (GO) Series A
    2.500%, 09/01/13.........................................  2,500  2,605,325
 City of Los Angeles (GO) Series A (MBIA)
    5.000%, 09/01/12.........................................  1,165  1,223,611
 City of Los Angeles (GO) Series A (NATL-RE FGIC)
    5.250%, 09/01/13.........................................  1,000  1,090,420

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
CALIFORNIA -- (Continued)
City of Los Angeles (GO) Series A (NATL-RE)
   5.250%, 09/01/14........................................ $ 1,000 $ 1,122,650
City of Los Angeles (RB) Series A
   4.000%, 06/01/12........................................     815     836,883
   5.000%, 06/01/13........................................   1,300   1,391,715
   4.000%, 06/01/14........................................     520     565,817
City of Vernon (RB) Series A
   3.500%, 08/01/12........................................   1,550   1,585,448
   5.250%, 08/01/14........................................   1,300   1,408,394
Contra Costa Community College District (GO) (NATL-RE FGIC)
   5.000%, 08/01/13........................................   1,905   2,069,744
   5.000%, 08/01/14........................................   1,985   2,219,905
Contra Costa Water District (RB) Series B
   4.000%, 10/01/14........................................  10,000  10,993,500
Cupertino Union School District (GO) Series B
   4.000%, 08/01/15........................................   1,260   1,413,443
Desert Sands Unified School District (GO) (AGM)
   5.000%, 06/01/14........................................   3,275   3,682,344
   5.000%, 06/01/14........................................     600     674,628
East Bay Regional Park District (GO)
   4.000%, 09/01/13........................................   1,375   1,476,420
El Camino Community College District (GO) Series A (MBIA)
   5.000%, 08/01/13........................................   2,915   3,184,171
   5.000%, 08/01/13........................................   3,060   3,342,560
El Camino Community College District (GO) Series A
  (NATL-RE)
   5.000%, 08/01/13........................................   1,600   1,747,744
El Monte Union High School District (GO) Series A (FSA)
   5.000%, 06/01/13........................................   2,185   2,369,938
Escondido Union School District (GO) Series A
   5.000%, 08/01/12........................................   3,045   3,190,125
Escondido Union School District (GO) Series B (NATL-RE
  FGIC)
   5.500%, 08/01/14........................................     550     617,111
Foothill-De Anza Community College District (GO) Series B
   5.250%, 08/01/13........................................   2,000   2,194,600

                                                               FACE
                                                              AMOUNT   VALUE+
                                                             ------- ----------
                                                              (000)
CALIFORNIA -- (Continued)
   5.250%, 08/01/13......................................... $ 3,675 $4,032,578
Fremont Union High School District (GO) (MBIA)
   4.000%, 09/01/11.........................................     750    752,205
Gilroy Public Facilities Financing Authority (RB)
   4.000%, 11/01/14.........................................     400    437,404
Glendale Unified School District (GO)
   4.000%, 09/01/15.........................................   1,160  1,289,363
Grossmont Union High School District (GO) (NATL-RE)
   4.000%, 08/01/13.........................................     500    531,185
   5.000%, 08/01/15.........................................   1,160  1,337,793
Hacienda La Puente Unified School District (GO) Series B
   5.000%, 08/01/13.........................................   4,340  4,740,756
Hemet Unified School District (GO) Series A (AGM)
   5.750%, 08/01/14.........................................     500    563,095
   5.625%, 08/01/15.........................................     355    408,591
Kern High School District (GO) Series C (NATL-RE FGIC)
   5.500%, 08/01/14.........................................     650    722,215
Long Beach Bond Finance Authority (TAN) (AMBAC)
   5.375%, 08/01/12.........................................   1,585  1,663,996
Long Beach Unified School District (GO)
   4.000%, 08/01/12.........................................     500    518,255
Long Beach Unified School District (GO) Series A
   5.000%, 08/01/13.........................................   2,000  2,165,040
   4.000%, 08/01/14.........................................   2,335  2,541,134
   5.000%, 08/01/14.........................................   1,000  1,119,290
Los Angeles Community College District (GO) Series A (AGM)
   5.250%, 08/01/13.........................................     825    897,154
Los Angeles Community College District (GO) Series A (FSA)
   5.250%, 08/01/14.........................................   4,000  4,481,360
Los Angeles Community College District (GO) Series F-1
   3.250%, 08/01/14.........................................   2,300  2,441,772
   3.000%, 08/01/15.........................................     500    530,170
Los Angeles Convention & Exhibit Center Authority (RB)
  Series A
   6.125%, 08/15/11.........................................   1,500  1,502,400

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
 CALIFORNIA -- (Continued)
 Los Angeles County Metropolitan Transportation Authority
   (GO) (AMBAC)
    5.000%, 07/01/14......................................... $  500 $  558,000
 Los Angeles County Metropolitan Transportation Authority
   (RB) Series A
    3.000%, 07/01/12.........................................  3,340  3,420,427
    3.000%, 07/01/13.........................................  1,750  1,830,360
 Los Angeles County Sanitation Districts Financing Authority
   (RB) Series A (FSA)
    5.000%, 10/01/12.........................................  5,000  5,267,950
 Los Angeles Municipal Improvement Corp. (RB) Series A
    4.000%, 11/01/14.........................................  2,770  2,950,327
 Los Angeles Municipal Improvement Corp. (RB) Series A
   (NATL-RE)
    5.250%, 06/01/12.........................................  1,050  1,087,390
 Los Angeles Municipal Improvement Corp. (RB) Series C
    3.000%, 09/01/13.........................................    730    750,192
 Los Angeles Unified School District (GO) (MBIA)
    5.500%, 07/01/12.........................................    800    837,744
 Los Angeles Unified School District (GO) (NATL-RE)
    5.750%, 07/01/14.........................................  2,045  2,317,946
    5.750%, 07/01/15.........................................    770    897,997
 Los Angeles Unified School District (GO) Series A (FGIC)
    6.000%, 07/01/13.........................................    400    440,496
 Los Angeles Unified School District (GO) Series A (MBIA)
    5.250%, 07/01/12.........................................  3,600  3,761,676
 Los Angeles Unified School District (GO) Series B
    4.000%, 07/01/13.........................................    950  1,010,154
 Los Angeles Unified School District (GO) Series C (AMBAC)
    5.000%, 07/01/12.........................................  1,000  1,042,640
 Los Angeles Wastewater System (RB) Series A
    4.000%, 06/01/12.........................................  1,000  1,030,650
    5.000%, 06/01/14.........................................  2,000  2,220,700


                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
 CALIFORNIA -- (Continued)
 Los Angeles Wastewater System (RB) Series C (NATL-RE)
    5.375%, 06/01/13......................................... $  600 $  652,800
 Madera County Transportation Authority (RB) (AGM)
    3.000%, 03/01/15.........................................  1,020  1,078,222
 Manteca Unified School District (GO) (AGM)
    5.250%, 08/01/14.........................................    500    570,340
 Mount San Antonio Community College District (GO) Series C
   (AGM)
    4.000%, 09/01/14.........................................    750    812,550
 Mountain View-Whisman School District (GO) Series D (MBIA)
    5.000%, 06/01/12.........................................  1,480  1,554,133
 Oak Park Unified School District (GO) Series A
    4.000%, 08/01/14.........................................    600    647,796
 Orange County (RB) (NATL-RE)
    5.000%, 06/01/15.........................................  2,000  2,274,620
 Orange County (RB) Series A (MBIA)
    5.000%, 06/01/12.........................................    730    758,404
 Oxnard School District (GO) (FSA)
    5.000%, 08/01/12.........................................    610    636,822
 Oxnard School District (GO) Series B (ASSURED GTY)
    4.000%, 08/01/14.........................................    500    538,450
 Pasadena Unified School District (GO) (FSA)
    5.000%, 11/01/12.........................................  2,000  2,112,280
 Peralta Community College District (GO)
    5.000%, 08/01/12.........................................    550    575,140
 Peralta Community College District (GO) Series C
    5.000%, 08/01/15.........................................    585    655,639
 Piedmont Unified School District (GO)
    2.000%, 08/01/13.........................................    725    738,558
    2.000%, 08/01/14.........................................    340    346,664
 Sacramento Municipal Utility District (RB) Series U (AGM)
    5.000%, 08/15/14.........................................  1,000  1,112,540

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
CALIFORNIA -- (Continued)
Sacramento Regional County Sanitation District (GO) (AMBAC)
   5.000%, 12/01/14.......................................... $3,790 $4,333,183
Sacramento Regional County Sanitation District (RB) (NATL-RE)
   5.000%, 08/01/14..........................................    750    833,580
San Diego County Water Authority (CP) Series A (NATL-RE FGIC)
   5.250%, 05/01/13..........................................    795    857,598
San Diego Public Facilities Financing Authority (GO) Series A
   4.500%, 05/15/14..........................................  1,415  1,550,175
San Diego Public Facilities Financing Authority (RB) Series A
   2.750%, 05/15/12..........................................  1,655  1,686,693
San Diego Public Facilities Financing Authority (RB) Series B
   5.000%, 05/15/14..........................................  1,000  1,109,220
   5.000%, 05/15/16..........................................  1,250  1,459,363
San Diego Unified School District (GO) Series F (FSA)
   5.000%, 07/01/14..........................................  1,555  1,754,071
San Francisco Community College District (GO) Series C
   3.000%, 06/15/14..........................................    930    977,560
San Jose Unified School District (GO) (FGIC)
   5.000%, 08/01/11..........................................  1,300  1,300,000
   5.000%, 08/01/12..........................................  5,000  5,232,150
San Jose Unified School District (GO) (NATL-RE FGIC)
   5.000%, 08/01/14..........................................    510    574,224
San Juan Unified School District (GO) (AGM)
   4.000%, 08/01/14..........................................    625    677,669
   4.000%, 08/01/15..........................................    600    661,380
San Marino Unified School District (GO) Series A
   5.250%, 07/01/14..........................................    500    559,590
San Mateo County Community College District (GO) Series A
   4.500%, 09/01/13..........................................  2,000  2,161,680

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
CALIFORNIA -- (Continued)
Santa Clara Unified School District (GO)
   4.000%, 07/01/13.......................................... $  915 $  972,041
Solano County Community College District (GO) (NATL-RE)
   5.000%, 08/01/15..........................................    940  1,054,661
Sonoma County (RB) Series A (FGIC)
   4.000%, 09/01/12..........................................  1,950  2,028,000
Southern California Public Power Authority (RB) Series A
  (AMBAC)
   5.000%, 07/01/13..........................................  1,545  1,681,717
Southwestern Community College District (GO) Series B
   5.250%, 08/01/12..........................................    750    783,682
Stockton Unified School District (GO) (AGM)
   4.000%, 08/01/12..........................................    700    723,989
Torrance Unified School District (GO)
   4.000%, 08/01/13..........................................    830    878,198
University of California (RB) Series E (MBIA)
   5.000%, 05/15/13..........................................  1,560  1,675,471
University of California (RB) Series E (NATL-RE)
   5.000%, 05/15/14..........................................  3,180  3,550,597
University of California (RB) Series J (MBIA)
   5.000%, 05/15/12..........................................    450    466,641
University of California (RB) Series K (MBIA)
   5.000%, 05/15/12..........................................    500    518,330
University of California (RB) Series O
   5.000%, 05/15/14..........................................  3,275  3,656,668
Visalia Unified School District (GO)
   4.000%, 08/01/12..........................................    500    516,880
Vista Unified School District (GO) (AGM)
   4.000%, 08/01/15..........................................  1,000  1,092,100
Washington Township Health Care District (GO) Series A
   6.500%, 08/01/14..........................................    750    866,092

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------ ------------
                                                            (000)
CALIFORNIA -- (Continued)
William S Hart Joint School Financing Authority (RB)
  (AMBAC)
   5.000%, 09/01/12........................................  $900  $    934,236
                                                                   ------------
TOTAL MUNICIPAL BONDS......................................         301,489,755
                                                                   ------------

                                                          SHARES
                                                         ---------
TEMPORARY CASH INVESTMENTS -- (1.9%)
   BlackRock Liquidity Funds MuniFund Portfolio......... 5,870,857    5,870,857
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $301,418,425)^^.................................           $307,360,612
                                                                   ============

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                                 VALUATION INPUTS
                                   --------------------------------------------
                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                   ---------- ------------ ------- ------------
Municipal Bonds...................         -- $301,489,755   --    $301,489,755
Temporary Cash Investments........ $5,870,857           --   --       5,870,857
                                   ---------- ------------   --    ------------
TOTAL............................. $5,870,857 $301,489,755   --    $307,360,612
                                   ========== ============   ==    ============

              See accompanying Notes to Schedules of Investments.

                   DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                              FACE
                                                             AMOUNT   VALUE+
                                                             ------ -----------
                                                             (000)
AGENCY OBLIGATIONS -- (2.4%)
Federal Farm Credit Bank
   4.875%, 12/16/15......................................... $1,935 $ 2,226,111
Federal Home Loan Bank
   3.625%, 10/18/13.........................................  8,500   9,069,483
Federal Home Loan Mortgage Corporation
   4.875%, 11/15/13.........................................  4,000   4,392,936
#  4.750%, 11/17/15.........................................  5,000   5,700,390
Federal National Mortgage Association
#  3.250%, 04/09/13.........................................  5,000   5,243,115
   1.000%, 09/23/13.........................................  4,000   4,036,440
Tennessee Valley Authority
   6.000%, 03/15/13.........................................  4,000   4,356,900
                                                                    -----------
TOTAL AGENCY OBLIGATIONS. ..................................         35,025,375
                                                                    -----------
BONDS -- (84.7%)
3M Co.
   4.375%, 08/15/13.........................................  7,000   7,552,978
ACE INA Holdings, Inc.
   5.600%, 05/15/15.........................................  3,567   3,944,899
#  2.600%, 11/23/15.........................................  4,000   4,060,700
Adobe Systems, Inc.
   3.250%, 02/01/15.........................................  3,000   3,162,885
Aflac, Inc.
   3.450%, 08/15/15.........................................  1,875   1,943,801
African Development Bank
#  3.000%, 05/27/14.........................................  7,000   7,424,011
Agence Francaise de Developpement SA
   2.250%, 05/22/12.........................................  2,000   2,027,116
Allstate Corp. (The)
#  7.500%, 06/15/13.........................................  2,100   2,333,339
   6.200%, 05/16/14.........................................  5,000   5,682,885
American Express Credit Corp.
#  5.875%, 05/02/13.........................................  1,000   1,075,147
   7.300%, 08/20/13.........................................  3,800   4,233,344
Ameriprise Financial, Inc.
   5.650%, 11/15/15.........................................  2,000   2,285,966
Amgen, Inc.
   4.850%, 11/18/14.........................................  5,569   6,261,483
Analog Devices, Inc.
#  5.000%, 07/01/14.........................................  1,500   1,659,254
Anheuser-Busch Cos., Inc.
   5.000%, 01/15/15.........................................  2,000   2,220,936
AON Corp.
#  3.500%, 09/30/15.........................................  3,000   3,133,668

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
Apache Corp.
   6.000%, 09/15/13.......................................... $2,100 $2,321,201
Appalachian Power Co.
   5.650%, 08/15/12..........................................    600    627,626
Archer-Daniels-Midland Co.
   7.125%, 03/01/13..........................................    800    879,820
Arizona Public Service Co.
   6.500%, 03/01/12..........................................    600    619,280
Arrow Electronics, Inc.
   6.875%, 07/01/13..........................................  3,000  3,269,616
Asian Development Bank
#  2.625%, 02/09/15..........................................  8,000  8,429,360
Assurant, Inc.
#  5.625%, 02/15/14..........................................  3,000  3,202,044
AT&T, Inc.
   6.700%, 11/15/13..........................................  3,700  4,146,723
   2.500%, 08/15/15..........................................  6,000  6,177,324
Australia & New Zealand Banking Group, Ltd.
   5.125%, 11/14/11..........................................  2,400  2,429,774
Austria Government International Bond
   5.500%, 02/22/12..........................................  3,020  3,103,983
   3.250%, 06/25/13..........................................  5,000  5,235,315
AutoZone, Inc.
   5.875%, 10/15/12..........................................  1,760  1,855,939
Avnet, Inc.
   6.000%, 09/01/15..........................................  2,000  2,241,846
Baltimore Gas & Electric Co.
   6.125%, 07/01/13..........................................  3,750  4,095,319
Bank Nederlandse Gemeenten NV
   2.750%, 07/01/15..........................................  5,000  5,213,695
Bank of America Corp.
   5.375%, 09/11/12..........................................  7,500  7,836,488
Bank of New York Mellon Corp. (The)
   4.950%, 11/01/12..........................................  2,500  2,631,905
#  4.300%, 05/15/14..........................................  2,000  2,176,658
#  2.950%, 06/18/15..........................................  6,314  6,601,918
Bank of Nova Scotia
#  2.250%, 01/22/13..........................................  2,000  2,047,492
   2.375%, 12/17/13..........................................  7,000  7,207,711
#  3.400%, 01/22/15..........................................  2,000  2,123,248
#  2.900%, 03/29/16..........................................  8,000  8,308,296
Barclays Bank P.L.C.
#  5.450%, 09/12/12..........................................  6,700  7,031,248
   5.200%, 07/10/14..........................................  2,000  2,164,916

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
Barrick Gold Finance Co.
   4.875%, 11/15/14.......................................... $5,000 $5,509,795
Baxter International, Inc.
   1.800%, 03/15/13..........................................  2,750  2,798,133
   4.000%, 03/01/14..........................................  3,600  3,881,797
BB&T Corp.
#  3.850%, 07/27/12..........................................    500    515,326
#  3.375%, 09/25/13..........................................  3,000  3,136,788
#  5.700%, 04/30/14..........................................  3,000  3,343,995
Bear Stearns Cos. LLC (The)
#  5.500%, 08/15/11..........................................  1,600  1,602,685
Belgium Government International Bond
   4.250%, 09/03/13..........................................  1,000  1,059,361
   2.750%, 03/05/15..........................................  2,000  2,045,744
Bemis Co., Inc.
   5.650%, 08/01/14..........................................  2,000  2,210,004
Berkshire Hathaway Finance Corp.
#  4.850%, 01/15/15..........................................  5,000  5,566,800
BHP Billiton Finance USA, Ltd.
#  5.125%, 03/29/12..........................................    600    618,487
#  5.500%, 04/01/14..........................................  2,000  2,244,168
Black Hills Corp.
   6.500%, 05/15/13..........................................  1,500  1,602,473
BlackRock, Inc.
   2.250%, 12/10/12..........................................  1,865  1,901,711
#  3.500%, 12/10/14..........................................  6,500  6,936,657
BNP Paribas SA
   3.250%, 03/11/15..........................................  4,000  4,069,788
Boeing Co. (The)
   1.875%, 11/20/12..........................................  3,500  3,557,194
#  5.000%, 03/15/14..........................................  3,675  4,057,685
BP Capital Markets P.L.C.
   3.750%, 06/17/13..........................................  2,500  2,613,750
   5.250%, 11/07/13..........................................  3,000  3,260,046
#  3.125%, 10/01/15..........................................  3,000  3,141,651
Bristol-Myers Squibb Co.
#  5.250%, 08/15/13..........................................  6,531  7,128,978
British Columbia, Province of Canada
#  2.850%, 06/15/15..........................................  4,000  4,232,708
Brown-Forman Corp.
   5.000%, 02/01/14..........................................  1,510  1,656,073
Burlington Northern Santa Fe LLC
#  5.900%, 07/01/12..........................................  1,100  1,149,377
Caisse d'Amortissement de la Dette Sociale
   3.500%, 07/01/14..........................................  5,800  6,219,050

                                                              FACE
                                                             AMOUNT   VALUE+
                                                             ------ -----------
                                                             (000)
   2.375%, 03/31/16......................................... $5,000 $ 5,151,750
Campbell Soup Co.
   4.875%, 10/01/13.........................................  3,100   3,374,105
Canada Government International Bond
   2.375%, 09/10/14.........................................  5,000   5,240,840
Canadian National Railway Co.
   4.400%, 03/15/13.........................................  3,450   3,656,320
Canadian Natural Resources, Ltd.
   5.150%, 02/01/13.........................................  3,000   3,184,956
Capital One Financial Corp.
#  6.250%, 11/15/13.........................................  1,200   1,317,362
#  7.375%, 05/23/14.........................................  3,000   3,411,219
Caterpillar Financial Services Corp.
   6.200%, 09/30/13.........................................  5,096   5,652,911
   4.750%, 02/17/15.........................................  1,500   1,671,357
   2.650%, 04/01/16.........................................  1,000   1,039,284
CenterPoint Energy Resources Corp.
   7.875%, 04/01/13.........................................  1,470   1,629,474
Charles Schwab Corp. (The)
#  4.950%, 06/01/14.........................................  9,992  11,001,192
CIGNA Corp.
   6.375%, 10/15/11.........................................  1,000   1,012,106
Cisco Systems, Inc.
   1.625%, 03/14/14.........................................  8,750   8,897,543
Citigroup, Inc.
   6.000%, 02/21/12.........................................  1,100   1,131,549
   5.300%, 10/17/12.........................................  2,000   2,093,518
   6.500%, 08/19/13.........................................  3,000   3,260,625
Coca-Cola Co. (The)
#  3.625%, 03/15/14.........................................  1,500   1,605,866
#  1.500%, 11/15/15.........................................  5,325   5,349,687
Coca-Cola Refreshments USA, Inc.
#  7.375%, 03/03/14.........................................  2,100   2,443,978
Colgate-Palmolive Co.
   5.980%, 04/25/12.........................................  1,000   1,040,319
Comcast Cable Communications Holdings, Inc.
   8.375%, 03/15/13.........................................  2,300   2,567,580
Comcast Corp.
#  5.300%, 01/15/14.........................................  1,000   1,100,733
Comerica, Inc.
   3.000%, 09/16/15.........................................  2,000   2,027,268
Commonwealth Bank of Australia
   2.500%, 12/10/12.........................................  1,400   1,437,237
#  2.700%, 11/25/14.........................................  2,000   2,096,540

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT   VALUE+
                                                            ------ -----------
                                                            (000)
Computer Sciences Corp.
   5.000%, 02/15/13........................................ $1,500 $ 1,575,448
ConAgra Foods, Inc.
   6.750%, 09/15/11........................................    800     805,768
ConocoPhillips
#  4.600%, 01/15/15........................................  2,500   2,784,610
Consolidated Edison Co. of New York, Inc.
   3.850%, 06/15/13........................................    600     630,352
Constellation Energy Group, Inc.
#  4.550%, 06/15/15........................................  4,000   4,309,828
Council of Europe Development Bank
   4.500%, 06/30/14........................................  2,000   2,196,870
   2.750%, 02/10/15........................................  6,000   6,332,802
COX Communications, Inc.
   7.125%, 10/01/12........................................  1,400   1,496,970
Credit Suisse New York AG
#  5.000%, 05/15/13........................................  8,400   8,939,196
Credit Suisse USA, Inc.
#  5.125%, 01/15/14........................................    500     546,170
CSX Corp.
   5.500%, 08/01/13........................................    500     542,290
CVS Caremark Corp.
   5.750%, 08/15/11........................................    600     601,054
#  4.875%, 09/15/14........................................  3,500   3,880,916
Daimler Finance North America LLC
   6.500%, 11/15/13........................................  5,000   5,555,695
Dell, Inc.
#  4.700%, 04/15/13........................................    600     638,521
#  1.400%, 09/10/13........................................  5,000   5,051,265
#  5.625%, 04/15/14........................................  3,000   3,348,003
Detroit Edison Co. (The)
   6.400%, 10/01/13........................................    600     668,347
Deutsche Bank AG
   4.875%, 05/20/13........................................  1,100   1,165,483
   3.875%, 08/18/14........................................  3,200   3,378,125
Deutsche Telekom International Finance BV
   5.250%, 07/22/13........................................  1,500   1,617,764
   4.875%, 07/08/14........................................  1,000   1,093,685
Development Bank of Japan
   2.875%, 04/20/15........................................  2,000   2,097,908
Devon Energy Corp.
   5.625%, 01/15/14........................................  1,100   1,227,880
Diageo Capital P.L.C.
   5.200%, 01/30/13........................................    600     639,494
#  7.375%, 01/15/14........................................  2,535   2,926,211

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
Diageo Finance BV
#  3.250%, 01/15/15........................................ $ 5,000 $ 5,295,180
DIRECTV Holdings LLC
   4.750%, 10/01/14........................................   3,000   3,307,692
#  3.550%, 03/15/15........................................   2,000   2,122,858
Dominion Resources, Inc.
#  5.000%, 03/15/13........................................     600     638,845
Dover Corp.
#  4.875%, 10/15/15........................................   6,000   6,766,584
Dow Chemical Co. (The)
   6.000%, 10/01/12........................................   3,500   3,702,178
Dr. Pepper Snapple Group, Inc.
#  2.900%, 01/15/16........................................   5,000   5,171,645
DTE Energy Co.
   7.625%, 05/15/14........................................   1,000   1,164,832
Duke Energy Corp.
   3.950%, 09/15/14........................................   1,070   1,146,135
Duke Energy Ohio, Inc.
   5.700%, 09/15/12........................................     450     475,220
E.I. Du Pont de Nemours & Co.
   5.875%, 01/15/14........................................     516     576,995
   3.250%, 01/15/15........................................   4,000   4,242,804
Eaton Corp.
   5.950%, 03/20/14........................................     600     675,847
eBay, Inc.
#  0.875%, 10/15/13........................................   7,200   7,198,661
   1.625%, 10/15/15........................................   2,300   2,294,130
Eksportfinans ASA
#  1.875%, 04/02/13........................................  10,000  10,201,700
   3.000%, 11/17/14........................................   3,900   4,119,200
Eli Lilly & Co.
#  4.200%, 03/06/14........................................   1,000   1,083,849
Emerson Electric Co.
   5.625%, 11/15/13........................................     905   1,002,125
Enbridge Energy Partners LP
   4.750%, 06/01/13........................................     800     839,212
EnCana Holdings Finance Corp.
   5.800%, 05/01/14........................................   1,500   1,674,898
Energy Transfer Partners LP
#  6.000%, 07/01/13........................................   2,250   2,428,740
Enterprise Products Operating LLC
#  7.625%, 02/15/12........................................   1,500   1,552,008
#  9.750%, 01/31/14........................................     600     719,797
   5.000%, 03/01/15........................................   1,000   1,105,332
EOG Resources, Inc.
   6.125%, 10/01/13........................................   1,500   1,660,372
#  2.950%, 06/01/15........................................   5,000   5,232,875

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                             (000)
Eurofima
   4.250%, 02/04/14........................................ $ 3,000 $ 3,249,720
European Bank for Reconstruction & Development
#  2.750%, 04/20/15........................................   2,000   2,130,792
European Investment Bank
   3.125%, 06/04/14........................................   4,000   4,257,832
   2.750%, 03/23/15........................................   3,000   3,167,700
Export Development Canada
   2.250%, 05/28/15........................................   1,000   1,042,635
Express Scripts, Inc.
   5.250%, 06/15/12........................................   1,500   1,554,898
Fifth Third Bancorp
#  6.250%, 05/01/13........................................   1,000   1,079,758
First Horizon National Corp.
   5.375%, 12/15/15........................................   2,000   2,157,434
Fortune Brands, Inc.
   4.875%, 12/01/13........................................   2,100   2,233,169
France Telecom SA
#  4.375%, 07/08/14........................................   3,350   3,640,187
#  2.125%, 09/16/15........................................   5,000   5,066,590
General Dynamics Corp.
#  4.250%, 05/15/13........................................     500     533,039
General Electric Capital Corp.
#  4.800%, 05/01/13........................................   1,000   1,063,488
#  3.750%, 11/14/14........................................   3,000   3,191,409
   2.250%, 11/09/15........................................   2,000   2,009,058
#  2.950%, 05/09/16........................................   4,000   4,071,656
General Electric Co.
   5.000%, 02/01/13........................................   8,700   9,223,079
General Mills, Inc.
   6.000%, 02/15/12........................................     421     433,372
GlaxoSmithKline Capital, Inc.
   4.850%, 05/15/13........................................   8,500   9,139,132
Goldman Sachs Group, Inc. (The)
   5.250%, 04/01/13........................................   3,000   3,171,399
   6.000%, 05/01/14........................................   1,200   1,318,392
#  5.125%, 01/15/15........................................   4,100   4,435,499
Google, Inc.
#  2.125%, 05/19/16........................................  14,700  15,062,884
Hartford Financial Services Group, Inc.
#  4.625%, 07/15/13........................................   2,652   2,781,648
   4.000%, 03/30/15........................................   2,000   2,078,742
Hershey Co. (The)
   4.850%, 08/15/15........................................     500     563,474
Hess Corp.
#  7.000%, 02/15/14........................................   3,100   3,544,785


                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                               (000)
Hewlett-Packard Co.
#  1.250%, 09/13/13.......................................... $4,550 $4,584,744
#  6.125%, 03/01/14..........................................  4,100  4,617,686
   2.200%, 12/01/15..........................................  3,000  3,057,510
Howard Hughes Medical Institute
   3.450%, 09/01/14..........................................  1,285  1,375,016
HSBC Finance Corp.
#  4.750%, 07/15/13..........................................  3,000  3,172,725
   5.500%, 01/19/16..........................................  2,000  2,207,470
Husky Energy, Inc.
#  5.900%, 06/15/14..........................................  3,000  3,358,179
ICI Wilmington, Inc.
   5.625%, 12/01/13..........................................  1,000  1,084,175
Instituto de Credito Oficial
   5.375%, 07/02/12..........................................  6,500  6,670,820
Inter-American Development Bank
   1.625%, 07/15/13..........................................  3,000  3,064,104
International Bank for Reconstruction & Development
   3.625%, 05/21/13..........................................  2,000  2,113,120
   5.500%, 11/25/13..........................................  2,000  2,219,680
   2.375%, 05/26/15..........................................  2,000  2,092,856
International Business Machines Corp.
#  2.100%, 05/06/13..........................................  3,355  3,442,451
International Finance Corp.
#  2.750%, 04/20/15..........................................  3,000  3,213,300
Japan Finance Corp.
   2.125%, 11/05/12..........................................  2,000  2,032,646
Jefferies Group, Inc.
   5.875%, 06/08/14..........................................  3,000  3,263,532
John Deere Capital Corp.
   7.000%, 03/15/12..........................................  1,600  1,663,477
   1.875%, 06/17/13..........................................  6,725  6,877,530
Johnson Controls, Inc.
   4.875%, 09/15/13..........................................  1,000  1,076,993
JPMorgan Chase & Co.
   4.650%, 06/01/14..........................................  4,000  4,303,648
#  3.400%, 06/24/15..........................................  2,500  2,597,228
Kansas City Power & Light Co.
   6.500%, 11/15/11..........................................    800    812,331
KeyCorp
#  6.500%, 05/14/13..........................................  1,500  1,626,146
Kimberly-Clark Corp.
   5.000%, 08/15/13..........................................    400    433,782
Kinder Morgan Energy Partners LP
   7.125%, 03/15/12..........................................    500    519,218

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                               (000)
   5.850%, 09/15/12.......................................... $  600 $  630,568
   5.000%, 12/15/13..........................................  2,000  2,166,098
Kingdom of Denmark
   0.875%, 02/19/13..........................................  5,600  5,633,096
Kohl's Corp.
   7.375%, 10/15/11..........................................    600    608,237
Kommunalbanken AS
   5.125%, 05/30/12..........................................  1,500  1,558,625
   2.750%, 05/05/15..........................................  4,000  4,210,724
Kommuninvest I Sverige AB
   5.375%, 07/03/12..........................................  5,600  5,851,983
Koninklijke Philips Electronics NV
   7.250%, 08/15/13..........................................  1,500  1,681,614
Kraft Foods, Inc.
   6.250%, 06/01/12..........................................  1,267  1,327,378
Kreditanstalt fuer Wiederaufbau
   4.000%, 10/15/13..........................................  3,000  3,217,569
   4.750%, 05/15/14..........................................  1,000  1,103,672
   4.125%, 10/15/14..........................................  2,000  2,193,670
Kreditanstalt fuer Wiederaufbau AG
#  1.250%, 10/26/15..........................................  4,000  3,977,376
Kroger Co. (The)
#  5.500%, 02/01/13..........................................  1,800  1,920,526
Landeskreditbank Baden-Wuerttemberg Foerderbank AG
   2.000%, 10/01/12..........................................  6,800  6,915,335
Landwirtschaftliche Rentenbank AG
   4.125%, 07/15/13..........................................  3,600  3,837,593
   3.125%, 07/15/15..........................................  4,000  4,260,924
   2.500%, 02/15/16..........................................  5,000  5,193,065
Lockheed Martin Corp.
#  4.121%, 03/14/13..........................................  6,000  6,326,976
Lowe's Cos, Inc.
#  5.000%, 10/15/15..........................................  4,000  4,572,600
Manitoba, Province of Canada
   2.625%, 07/15/15..........................................  8,000  8,388,752
Marriott International, Inc.
   4.625%, 06/15/12..........................................  1,100  1,130,449
Marsh & McLennan Cos., Inc.
   6.250%, 03/15/12..........................................    600    618,448
McDonald's Corp.
#  4.300%, 03/01/13..........................................  2,600  2,747,802
McKesson Corp.
   6.500%, 02/15/14..........................................  1,600  1,806,670
Medtronic, Inc.
#  4.500%, 03/15/14..........................................  1,100  1,199,309


                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                             (000)
#  3.000%, 03/15/15........................................ $ 6,500 $ 6,872,814
Merck & Co., Inc.
#  4.750%, 03/01/15........................................   3,000   3,376,623
MetLife, Inc.
#  5.375%, 12/15/12........................................     600     636,263
#  5.500%, 06/15/14........................................   2,081   2,306,853
#  5.000%, 06/15/15........................................   5,000   5,512,580
Microsoft Corp.
#  2.500%, 02/08/16........................................  11,000  11,435,303
Morgan Stanley
   5.250%, 11/02/12........................................   2,000   2,099,322
   5.300%, 03/01/13........................................   1,100   1,159,538
   4.100%, 01/26/15........................................   4,000   4,113,276
Municipality Finance P.L.C.
   2.375%, 05/16/16........................................  10,000  10,210,790
NASDAQ OMX Group, Inc. (The)
   4.000%, 01/15/15........................................   3,400   3,492,837
National Australia Bank, Ltd.
   5.350%, 06/12/13........................................   2,000   2,148,058
#  3.375%, 07/08/14........................................   3,000   3,205,647
National City Corp.
#  4.900%, 01/15/15........................................   6,273   6,879,110
National Rural Utilities Cooperative Finance Corp.
   7.250%, 03/01/12........................................   5,100   5,296,411
Nederlandse Waterschapsbank NV
   3.000%, 03/17/15........................................   3,000   3,159,357
Nestle Holdings, Inc.
   2.125%, 03/12/14........................................   6,500   6,720,649
Network Rail Infrastructure Finance P.L.C.
   2.000%, 01/17/12........................................   2,600   2,619,466
NextEra Energy Capital Holdings, Inc.
   5.625%, 09/01/11........................................     800     803,047
   2.550%, 11/15/13........................................   1,350   1,381,869
NIBC Bank NV
   2.800%, 12/02/14........................................   3,000   3,144,366
Nisource Finance Corp.
   6.150%, 03/01/13........................................   1,000   1,073,788
Nomura Holdings, Inc.
   5.000%, 03/04/15........................................   3,000   3,191,130
Nordic Investment Bank
#  2.625%, 10/06/14........................................   3,000   3,158,637
#  2.500%, 07/15/15........................................   5,000   5,239,985
Nordstrom, Inc.
#  6.750%, 06/01/14........................................   1,000   1,148,532

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
 Northern States Power Co.
    8.000%, 08/28/12....................................... $   800 $   862,973
 Northern Trust Corp.
    5.500%, 08/15/13.......................................   2,000   2,183,500
 Northrop Grumman Corp.
    3.700%, 08/01/14.......................................   1,500   1,600,436
 Novartis Capital Corp.
 #  2.900%, 04/24/15.......................................   2,200   2,331,030
 Nucor Corp.
 #  4.875%, 10/01/12.......................................   4,200   4,389,185
 Occidental Petroleum Corp.
    1.450%, 12/13/13.......................................   4,355   4,410,409
 #  2.500%, 02/01/16.......................................   4,000   4,143,528
 Oesterreichische Kontrollbank AG
    4.750%, 10/16/12.......................................   3,800   3,996,764
    1.750%, 10/05/15.......................................   1,900   1,918,001
 ONEOK Partners LP
    5.900%, 04/01/12.......................................     600     620,723
 Ontario Electricity Financial Corp.
    7.450%, 03/31/13.......................................   1,000   1,108,366
 Ontario, Province of Canada
 #  2.700%, 06/16/15.......................................  10,700  11,193,184
 Oracle Corp.
 #  3.750%, 07/08/14.......................................   5,100   5,519,434
 #  5.250%, 01/15/16.......................................   4,000   4,599,032
 PACCAR, Inc.
    6.875%, 02/15/14.......................................   1,500   1,717,860
 Pacific Gas & Electric Co.
 #  4.800%, 03/01/14.......................................   1,900   2,075,630
 Packaging Corp. of America
    5.750%, 08/01/13.......................................     800     859,118
 PepsiCo, Inc.
    0.875%, 10/25/13.......................................     800     801,171
 #  3.750%, 03/01/14.......................................   1,500   1,607,388
 Petro-Canada
    4.000%, 07/15/13.......................................     680     714,507
 Pfizer, Inc.
    5.350%, 03/15/15.......................................   4,000   4,557,072
 Philip Morris International, Inc.
 #  4.875%, 05/16/13.......................................   6,450   6,911,201
    6.875%, 03/17/14.......................................   1,900   2,186,685
 Pitney Bowes, Inc.
    4.625%, 10/01/12.......................................     800     831,173
    3.875%, 06/15/13.......................................   5,000   5,219,630
 Plains All American Pipeline LP
    4.250%, 09/01/12.......................................   4,170   4,311,129
 PNC Funding Corp.
    5.400%, 06/10/14.......................................     500     553,210

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
 Potash Corp. of Saskatchewan, Inc.
    3.750%, 09/30/15....................................... $ 3,000 $ 3,228,570
 PPL Energy Supply LLC
    6.300%, 07/15/13.......................................     600     652,662
    5.400%, 08/15/14.......................................     900     986,828
 Praxair, Inc.
    6.375%, 04/01/12.......................................   1,200   1,247,071
    2.125%, 06/14/13.......................................   3,040   3,118,876
    4.375%, 03/31/14.......................................   1,500   1,627,036
 Principal Financial Group, Inc.
    7.875%, 05/15/14.......................................     760     881,383
 Procter & Gamble Co. (The)
 #  4.950%, 08/15/14.......................................   2,000   2,248,616
    1.800%, 11/15/15.......................................   5,000   5,056,310
 Prudential Financial, Inc.
    5.800%, 06/15/12.......................................   2,150   2,237,400
 #  5.100%, 09/20/14.......................................   2,365   2,609,851
    3.000%, 05/12/16.......................................   5,000   5,044,725
 PSEG Power LLC
 #  5.000%, 04/01/14.......................................   1,000   1,077,347
 Quest Diagnostics, Inc.
 #  5.450%, 11/01/15.......................................   1,000   1,132,799
 Questar Corp.
    2.750%, 02/01/16.......................................   9,390   9,665,578
 Qwest Corp.
    7.500%, 10/01/14.......................................   5,458   6,167,540
 Rabobank Nederland NV
    4.200%, 05/13/14.......................................   6,000   6,456,036
    2.125%, 10/13/15.......................................  16,465  16,541,908
 Raytheon Co.
    1.625%, 10/15/15.......................................   3,000   2,981,478
 Republic of Finland
    2.250%, 03/17/16.......................................   7,000   7,264,229
 Reynolds American, Inc.
 #  7.250%, 06/01/13.......................................   1,000   1,103,181
 Rio Tinto Finance USA, Ltd.
    2.500%, 05/20/16.......................................   8,347   8,580,123
 Royal Bank of Canada
    2.100%, 07/29/13.......................................   4,500   4,623,854
    2.300%, 07/20/16.......................................   5,500   5,523,644
 Ryder System, Inc.
    5.000%, 06/15/12.......................................     900     931,243
    6.000%, 03/01/13.......................................     600     641,731
 Safeway, Inc.
 #  5.800%, 08/15/12.......................................     500     524,282
    5.625%, 08/15/14.......................................   1,000   1,109,759
 Sara Lee Corp.
    3.875%, 06/15/13.......................................   4,200   4,378,609

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT   VALUE+
                                                             ------ -----------
                                                             (000)
Saskatchewan, Province of Canada
   7.375%, 07/15/13......................................... $9,000 $10,104,417
Scottish Power, Ltd.
#  5.375%, 03/15/15.........................................  3,000   3,169,767
Shell International Finance BV
#  3.100%, 06/28/15.........................................  3,000   3,201,513
Societe Financement del'Economie Francaise
   3.375%, 05/05/14.........................................  2,000   2,126,072
   2.875%, 09/22/14.........................................  3,000   3,154,872
Southern California Edison Co.
   5.750%, 03/15/14.........................................    800     897,670
Southern Co.
   5.300%, 01/15/12.........................................  1,600   1,634,312
Southern Power Co.
#  4.875%, 07/15/15.........................................  2,000   2,230,382
Southwest Airlines Co.
#  5.250%, 10/01/14.........................................  3,000   3,263,571
Spectra Energy Capital LLC
   5.668%, 08/15/14.........................................  1,500   1,668,168
St. Jude Medical, Inc.
#  2.200%, 09/15/13.........................................  1,500   1,533,459
#  3.750%, 07/15/14.........................................  2,000   2,139,100
State Street Corp.
   4.300%, 05/30/14.........................................  5,500   5,974,859
#  2.875%, 03/07/16.........................................  3,500   3,608,087
SunTrust Banks, Inc.
   5.250%, 11/05/12.........................................  3,100   3,253,772
Svensk Exportkredit AB
#  3.250%, 09/16/14.........................................  5,000   5,320,790
Tampa Electric Co.
   6.375%, 08/15/12.........................................    600     634,967
Target Corp.
   4.000%, 06/15/13.........................................  1,000   1,062,441
TD Ameritrade Holding Corp.
   4.150%, 12/01/14.........................................  3,000   3,196,602
Telstra Corp., Ltd.
   6.375%, 04/01/12.........................................  1,750   1,816,476
Thermo Fisher Scientific, Inc.
#  3.200%, 05/01/15.........................................  1,300   1,368,584
Time Warner Cable, Inc.
   5.400%, 07/02/12.........................................  1,300   1,355,634
#  6.200%, 07/01/13.........................................  3,300   3,615,134
TJX Cos., Inc.
   4.200%, 08/15/15.........................................  1,575   1,731,460
Total Capital SA
   5.000%, 05/22/12.........................................  5,900   6,101,697
   3.125%, 10/02/15.........................................  5,000   5,295,235

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
Toyota Motor Credit Corp.
   2.800%, 01/11/16........................................ $10,500 $10,914,939
Transatlantic Holdings, Inc.
   5.750%, 12/14/15........................................   1,000   1,086,564
TransCanada PipeLines, Ltd.
   4.000%, 06/15/13........................................   1,400   1,482,723
#  3.400%, 06/01/15........................................   6,000   6,390,606
Travelers Cos., Inc. (The)
#  5.500%, 12/01/15........................................   8,500   9,667,450
U.S. Bancorp
#  2.000%, 06/14/13........................................   3,000   3,067,371
   3.150%, 03/04/15........................................   3,000   3,151,971
UBS AG
#  2.250%, 08/12/13........................................   5,000   5,074,110
   3.875%, 01/15/15........................................   3,500   3,677,044
Unilever Capital Corp.
   3.650%, 02/15/14........................................   1,650   1,765,543
#  2.750%, 02/10/16........................................   9,080   9,546,485
Union Bank NA
   3.000%, 06/06/16........................................  10,000  10,099,700
United Technologies Corp.
#  6.100%, 05/15/12........................................   1,600   1,670,762
Valero Energy Corp.
#  6.875%, 04/15/12........................................   3,750   3,904,222
#  4.500%, 02/01/15........................................   2,000   2,172,318
Veolia Environnement SA
   5.250%, 06/03/13........................................     800     856,855
Verizon Communications, Inc.
   4.350%, 02/15/13........................................   2,600   2,734,888
   5.250%, 04/15/13........................................   3,500   3,755,986
#  5.550%, 02/15/16........................................   3,000   3,456,813
Wal-Mart Stores, Inc.
   7.250%, 06/01/13........................................   1,000   1,118,932
#  3.200%, 05/15/14........................................   6,000   6,375,762
#  2.875%, 04/01/15........................................   5,900   6,223,521
#  2.800%, 04/15/16........................................   8,000   8,474,664
Walt Disney Co. (The)
#  4.700%, 12/01/12........................................     500     527,264
Waste Management, Inc.
   6.375%, 11/15/12........................................     655     699,594
   5.000%, 03/15/14........................................     258     281,639
Weatherford International, Ltd.
   4.950%, 10/15/13........................................   1,045   1,115,121
WellPoint Health Networks, Inc.
   6.375%, 01/15/12........................................     600     616,039
Wells Fargo & Co.
   5.250%, 10/23/12........................................   6,350   6,687,795
Western Union Co. (The)
   6.500%, 02/26/14........................................   1,600   1,794,002

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                       FACE
                                                      AMOUNT         VALUE+
                                                   ------------- --------------
                                                      (000)
Westpac Banking Corp.
   3.000%, 08/04/15............................... $       7,000 $    7,170,695
   3.000%, 12/09/15...............................         6,500      6,636,279
Westpac Securities, Ltd.
   3.450%, 07/28/14...............................         1,000      1,072,300
WR Berkley Corp.
   5.875%, 02/15/13...............................         1,000      1,058,144
Xerox Corp.
#  4.250%, 02/15/15...............................         1,359      1,463,381
XTO Energy, Inc.
   4.900%, 02/01/14...............................         1,900      2,089,519
                                                                 --------------
TOTAL BONDS.......................................                1,223,239,567
                                                                 --------------

                                                       FACE
                                                      AMOUNT         VALUE+
                                                    ------------ --------------
                                                       (000)
TEMPORARY CASH INVESTMENTS -- (1.5%)
   Repurchase Agreement, PNC Capital Markets, Inc.
     0.05%, 08/01/11 (Collateralized by
     $21,480,000 FNMA 2.24%, 07/06/15, valued at
     $22,017,000) to be repurchased at $21,691,090. $     21,691 $   21,691,000
                                                                 --------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                    ------------
                                                       (000)
SECURITIES LENDING COLLATERAL -- (11.4%)
(S)@ DFA Short Term Investment Fund................  159,717,215    159,717,215
@  Repurchase Agreement, Deutsche Bank Securities,
   Inc. 0.20%, 08/01/11 (Collateralized by
   $50,795,500 U.S. Treasury Note 0.750%,
   06/15/14, valued at $4,695,701)## to be
   repurchased at $4,603,702....................... $      4,604      4,603,625
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL................                 164,320,840
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,410,647,788)^^..........................              $1,444,276,782
                                                                 ==============

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                                VALUATION INPUTS
                                  ---------------------------------------------
                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
Agency Obligations...............   --    $   35,025,375   --    $   35,025,375
Bonds............................   --     1,223,239,567   --     1,223,239,567
Temporary Cash Investments.......   --        21,691,000   --        21,691,000
Securities Lending Collateral....   --       164,320,840   --       164,320,840
                                    --    --------------   --    --------------
TOTAL............................   --    $1,444,276,782   --    $1,444,276,782
                                    ==    ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

               DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                              FACE
                                                             AMOUNT   VALUE+
                                                             ------ -----------
                                                             (000)
 AGENCY OBLIGATIONS -- (3.6%)
 Federal Farm Credit Bank
    5.150%, 11/15/19........................................ $  650 $   754,694
    4.800%, 02/13/23........................................    900     996,302
 Federal Home Loan Bank
    3.000%, 03/18/20........................................  1,500   1,506,274
    5.250%, 12/09/22........................................  1,000   1,170,303
    5.375%, 08/15/24........................................  2,000   2,326,914
 Federal Home Loan Mortgage Corporation
    3.750%, 03/27/19........................................  1,100   1,191,351
 Federal National Mortgage Association
    5.375%, 06/12/17........................................  1,000   1,183,544
 Tennessee Valley Authority
    6.750%, 11/01/25........................................  1,500   1,963,143
                                                                    -----------
 TOTAL AGENCY OBLIGATIONS...................................         11,092,525
                                                                    -----------
 BONDS -- (76.5%)
 Abbott Laboratories
 #  5.125%, 04/01/19........................................    950   1,075,891
 ACE INA Holdings, Inc.
    5.800%, 03/15/18........................................    915   1,035,820
 Aetna, Inc.
 #  3.950%, 09/01/20........................................    800     815,098
 Aflac, Inc.
    8.500%, 05/15/19........................................  1,400   1,768,039
 Agilent Technologies, Inc.
    5.000%, 07/15/20........................................    215     232,668
 Allergan, Inc.
    5.750%, 04/01/16........................................  1,200   1,394,173
 Allstate Corp. (The)
 #  7.450%, 05/16/19........................................  1,285   1,574,833
 Altria Group, Inc.
    4.750%, 05/05/21........................................  1,100   1,136,995
 American Express Co.
 #  8.125%, 05/20/19........................................  1,200   1,540,462
 Ameriprise Financial, Inc.
 #  7.300%, 06/28/19........................................    635     781,416
 Amgen, Inc.
 #  4.500%, 03/15/20........................................    720     764,708
 Anheuser-Busch InBev Worldwide, Inc.
    4.375%, 02/15/21........................................  1,000   1,069,307
 AON Corp.
 #  5.000%, 09/30/20........................................  1,700   1,802,022
 Apache Corp.
 #  6.900%, 09/15/18........................................    175     216,140

                                                              FACE
                                                             AMOUNT   VALUE+
                                                             ------ -----------
                                                             (000)
 Asian Development Bank
    5.500%, 06/27/16........................................ $1,000 $ 1,184,281
    2.250%, 08/18/17........................................  1,000   1,014,671
 Associates Corp. of North America
 #  6.950%, 11/01/18........................................    190     219,340
 AT&T, Inc.
    5.800%, 02/15/19........................................    690     807,579
 Australia & New Zealand Banking Group, Ltd.
    5.100%, 01/13/20........................................  1,500   1,589,308
 Avon Products, Inc.
    4.200%, 07/15/18........................................  1,000   1,033,415
 Baker Hughes, Inc.
 #  7.500%, 11/15/18........................................    360     463,000
 Bank Nederlandse Gemeenten
    5.125%, 10/05/16........................................  1,125   1,286,250
 Bank of America Corp.
    5.625%, 07/01/20........................................  1,020   1,059,913
 Bank of New York
 Mellon Corp. (The)
    5.450%, 05/15/19........................................  2,300   2,607,662
 Barclays Bank P.L.C.
 #  5.125%, 01/08/20........................................  1,630   1,673,938
 BB&T Corp.
 #  6.850%, 04/30/19........................................  1,185   1,429,498
 Becton Dickinson & Co.
    5.000%, 05/15/19........................................    825     921,598
 BHP Billiton Finance USA, Ltd.
 #  6.500%, 04/01/19........................................  1,360   1,670,710
 BlackRock, Inc.
    5.000%, 12/10/19........................................  1,425   1,546,020
 Boeing Capital Corp.
    4.700%, 10/27/19........................................    700     769,959
 Boeing Co. (The)
    8.750%, 08/15/21........................................    650     912,792
 BP Capital Markets P.L.C.
    4.750%, 03/10/19........................................    530     581,174
    4.500%, 10/01/20........................................  1,000   1,069,419
 Bristol-Myers Squibb Co.
 #  5.450%, 05/01/18........................................    500     577,472
 British Columbia, Province of Canada
    6.500%, 01/15/26........................................  2,500   3,227,965
 Buckeye Partners LP
    4.875%, 02/01/21........................................  1,400   1,467,438
 Burlington Northern Santa Fe LLC
    7.000%, 12/15/25........................................    640     820,214

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
 CA, Inc.
 #  5.375%, 12/01/19......................................... $  900 $  981,941
 Caisse d'Amortissement de la Dette Sociale
    5.250%, 11/02/16.........................................  1,600  1,858,624
 Cameron International Corp.
 #  6.375%, 07/15/18.........................................    485    564,147
 Campbell Soup Co.
    3.050%, 07/15/17.........................................  1,700  1,788,125
 Canadian National Railway Co.
 #  5.550%, 03/01/19.........................................  1,490  1,724,682
 Canadian Natural Resources, Ltd.
 #  5.700%, 05/15/17.........................................  1,000  1,167,286
 Cardinal Health, Inc.
    4.625%, 12/15/20.........................................  1,000  1,052,136
 Caterpillar Financial Services Corp.
    5.450%, 04/15/18.........................................    640    737,732
 CBS Corp.
 #  5.750%, 04/15/20.........................................  1,025  1,141,848
 Charles Schwab Corp.(The)
 #  4.450%, 07/22/20.........................................  1,750  1,838,065
 Chubb Corp.
 #  5.750%, 05/15/18.........................................    990  1,138,036
 CIGNA Corp.
    5.375%, 03/15/17.........................................    710    798,964
 Cisco Systems, Inc.
    4.450%, 01/15/20.........................................  1,725  1,855,325
 Citigroup, Inc.
    8.500%, 05/22/19.........................................    600    754,003
    5.375%, 08/09/20.........................................    375    400,443
 Cliffs Natural Resources, Inc.
    5.900%, 03/15/20.........................................    700    786,169
 CNA Financial Corp.
 #  5.750%, 08/15/21.........................................  1,400  1,490,777
 Colgate-Palmolive Co.
 #  2.950%, 11/01/20.........................................  1,000    987,757
 Comcast Cable Communications Holdings, Inc.
    9.455%, 11/15/22.........................................    920  1,320,491
 Commonwealth Bank of Australia
    5.000%, 03/19/20.........................................  1,225  1,302,275
 ConocoPhillips
 #  4.600%, 01/15/15.........................................  1,200  1,336,613
 Consolidated Edison Co. of New York, Inc.
    6.650%, 04/01/19.........................................    225    274,740
 CR Bard, Inc.
    4.400%, 01/15/21.........................................    800    850,671

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
 Credit Suisse
 #  5.300%, 08/13/19......................................... $1,850 $1,994,890
 Cytec Industries, Inc.
    6.000%, 10/01/15.........................................    460    515,728
 Dell, Inc.
 #  5.875%, 06/15/19.........................................    640    736,440
 #  4.625%, 04/01/21.........................................  1,000  1,055,126
 Deutsche Bank AG
    6.000%, 09/01/17.........................................    265    302,725
 Deutsche Telekom International Finance BV
    6.750%, 08/20/18.........................................  1,085  1,307,052
 Diageo Capital P.L.C.
 #  4.828%, 07/15/20.........................................  1,700  1,839,150
 Dominion Resources, Inc.
 #  4.450%, 03/15/21.........................................  1,700  1,789,228
 Dow Chemical Co. (The)
 #  5.700%, 05/15/18.........................................  1,550  1,753,930
 Duke Energy Corp.
 #  5.050%, 09/15/19.........................................    250    278,042
 E.I. Du Pont de Nemours & Co.
 #  4.625%, 01/15/20.........................................    900    980,162
 Eastman Chemical Co.
 #  4.500%, 01/15/21.........................................  1,650  1,707,394
 Eaton Corp.
    6.950%, 03/20/19.........................................    175    217,729
 Eksportfinans ASA
    5.500%, 06/26/17.........................................  2,950  3,443,296
 Enbridge Energy Partners LP
    5.200%, 03/15/20.........................................    350    381,862
 Encana Corp.
    6.500%, 05/15/19.........................................    650    782,647
 Energy Transfer Partners LP
 #  9.000%, 04/15/19.........................................    360    454,926
 Enterprise Products Operating LLC
 #  5.200%, 09/01/20.........................................  1,600  1,749,618
 EOG Resources, Inc.
    5.625%, 06/01/19.........................................  1,000  1,158,965
 EQT Corp.
    8.125%, 06/01/19.........................................    625    779,916
 European Investment Bank
    4.875%, 02/16/16.........................................  1,000  1,146,321
 #  2.875%, 09/15/20.........................................  1,000    994,179
 Exelon Corp.
 #  4.900%, 06/15/15.........................................  1,000  1,090,295
 Fortune Brands, Inc.
    5.375%, 01/15/16.........................................    700    769,096

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
France Telecom SA
#  5.375%, 07/08/19.......................................... $1,600 $1,830,803
General Electric Capital Corp.
   5.500%, 01/08/20..........................................  1,500  1,646,908
Georgia Power Co.
#  4.250%, 12/01/19..........................................    610    651,735
GlaxoSmithKline Capital, Inc.
   5.650%, 05/15/18..........................................  1,475  1,727,734
Goldman Sachs Group, Inc. (The)
   6.000%, 06/15/20..........................................  1,150  1,247,504
Google, Inc.
#  3.625%, 05/19/21..........................................  1,000  1,030,952
Great Plains Energy, Inc.
   4.850%, 06/01/21..........................................  2,000  2,070,536
Halliburton Co.
#  6.150%, 09/15/19..........................................  1,260  1,508,561
Hartford Financial Services Group, Inc.
#  5.500%, 03/30/20..........................................  1,285  1,352,397
Hess Corp.
#  8.125%, 02/15/19..........................................    165    214,094
Hewlett-Packard Co.
#  5.500%, 03/01/18..........................................  1,000  1,149,300
Honeywell International, Inc.
   5.000%, 02/15/19..........................................    825    930,587
Humana, Inc.
#  6.450%, 06/01/16..........................................    275    318,417
Husky Energy, Inc.
   7.250%, 12/15/19..........................................    800    985,010
Indiana Michigan Power Co.
#  7.000%, 03/15/19..........................................    235    286,001
Integrys Energy Group, Inc.
   4.170%, 11/01/20..........................................  1,000  1,001,241
International Bank for Reconstruction & Development
   7.625%, 01/19/23..........................................  1,700  2,391,647
International Game Technology
   7.500%, 06/15/19..........................................    185    215,901
Japan Finance Organization for Municipalities
   5.000%, 05/16/17..........................................  1,300  1,498,540
John Deere Capital Corp.
   5.500%, 04/13/17..........................................    210    245,203
Johnson & Johnson
#  2.950%, 09/01/20..........................................  3,000  2,975,619
JPMorgan Chase & Co.
   6.300%, 04/23/19..........................................    500    575,609
   4.950%, 03/25/20..........................................    630    662,384

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
KeyCorp
   5.100%, 03/24/21.......................................... $1,700 $1,778,576
Kinder Morgan Energy Partners LP
   5.300%, 09/15/20..........................................  1,000  1,088,644
   5.800%, 03/01/21..........................................    550    616,345
Kommunalbanken AS
   2.750%, 05/05/15..........................................    650    684,243
Kreditanstalt fuer Wiederaufbau
   4.875%, 06/17/19..........................................  1,350  1,558,908
   2.750%, 09/08/20..........................................  2,000  1,963,080
Landwirtschaftliche Rentenbank AG
   3.125%, 07/15/15..........................................  1,050  1,118,493
   2.375%, 09/13/17..........................................  1,000  1,004,753
Lincoln National Corp.
   6.250%, 02/15/20..........................................    180    204,944
Lockheed Martin Corp.
#  4.250%, 11/15/19..........................................  1,000  1,051,633
Loews Corp.
   5.250%, 03/15/16..........................................    190    211,171
Magellan Midstream Partners LP
#  4.250%, 02/01/21..........................................    370    378,628
Manitoba, Province of Canada
   4.900%, 12/06/16..........................................  1,600  1,849,322
Marathon Oil Corp.
   5.900%, 03/15/18..........................................    227    262,941
Marsh & McLennan Cos., Inc.
#  9.250%, 04/15/19..........................................    225    290,424
McDonald's Corp.
#  5.350%, 03/01/18..........................................    990  1,153,412
McKesson Corp.
#  7.500%, 02/15/19..........................................  1,000  1,252,762
Medtronic, Inc.
#  4.450%, 03/15/20..........................................  1,840  1,979,921
Merrill Lynch & Co., Inc.
   6.875%, 11/15/18..........................................    200    223,115
MetLife, Inc.
#  7.717%, 02/15/19..........................................  1,425  1,769,390
Microsoft Corp.
#  4.200%, 06/01/19..........................................    625    676,821
#  3.000%, 10/01/20..........................................  2,000  1,983,632
Morgan Stanley
   7.300%, 05/13/19..........................................    190    218,475
   5.500%, 01/26/20..........................................    600    622,076
#  5.500%, 07/24/20..........................................    375    385,880
National City Corp.
   4.900%, 01/15/15..........................................    227    248,933

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
New Brunswick, Province of Canada
   9.750%, 05/15/20.......................................... $1,000 $1,465,283
Nexen, Inc.
   6.200%, 07/30/19..........................................    275    321,505
Nisource Finance Corp.
#  6.125%, 03/01/22..........................................  1,475  1,677,178
Nomura Holdings, Inc.
   6.700%, 03/04/20..........................................  1,075  1,203,401
Nordic Investment Bank
#  2.500%, 07/15/15..........................................    650    681,198
   5.000%, 02/01/17..........................................  1,000  1,161,841
Northrop Grumman Corp.
#  5.050%, 08/01/19..........................................  1,125  1,240,400
Novartis Capital Corp.
   4.400%, 04/24/20..........................................  1,000  1,086,476
NuStar Logistics LP
   4.800%, 09/01/20..........................................    470    489,898
Occidental Petroleum Corp.
#  4.125%, 06/01/16..........................................  1,200  1,325,036
Oesterreichische Kontrollbank AG
   4.875%, 02/16/16..........................................    400    455,087
Ohio Power Co.
#  5.375%, 10/01/21..........................................  1,000  1,109,155
Omnicom Group, Inc.
#  4.450%, 08/15/20..........................................  1,750  1,802,092
Ontario, Province of Canada
   4.400%, 04/14/20..........................................  1,700  1,853,333
Oracle Corp.
   5.000%, 07/08/19..........................................  1,800  2,041,088
PACCAR, Inc.
   6.875%, 02/15/14..........................................    500    572,620
PepsiCo, Inc.
#  4.500%, 01/15/20..........................................  1,575  1,727,602
Pfizer, Inc.
   6.200%, 03/15/19..........................................    625    757,743
Philip Morris International, Inc.
   5.650%, 05/16/18..........................................    800    931,762
Plains All American Pipeline LP
   6.500%, 05/01/18..........................................    900  1,044,300
PNC Funding Corp.
   4.375%, 08/11/20..........................................  1,430  1,480,904
Praxair, Inc.
   4.050%, 03/15/21..........................................  1,500  1,576,461
Prudential Financial, Inc.
#  5.375%, 06/21/20..........................................  1,970  2,139,601
Quest Diagnostics, Inc.
#  5.450%, 11/01/15..........................................  1,100  1,246,079

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
Questar Corp.
   2.750%, 02/01/16.......................................... $  500 $  514,674
Rabobank Nederland NV
   2.125%, 10/13/15..........................................  2,000  2,009,342
Ralcorp Holdings, Inc.
   4.950%, 08/15/20..........................................  1,075  1,078,631
Raytheon Co.
   3.125%, 10/15/20..........................................  1,600  1,549,053
Reinsurance Group of America, Inc.
   5.625%, 03/15/17..........................................    200    219,483
Rio Tinto Finance USA, Ltd.
   4.125%, 05/20/21..........................................  1,200  1,255,309
Rowan Cos., Inc.
#  7.875%, 08/01/19..........................................    600    732,319
Royal Bank of Canada
   2.625%, 12/15/15..........................................  1,600  1,653,949
Ryder System, Inc.
#  5.850%, 11/01/16..........................................  1,400  1,601,316
Safeway, Inc.
#  5.000%, 08/15/19..........................................  1,025  1,101,886
Sempra Energy
   9.800%, 02/15/19..........................................    160    219,178
Shell International Finance BV
   4.300%, 09/22/19..........................................  1,500  1,625,936
#  4.375%, 03/25/20..........................................  3,000  3,251,763
Southwest Airlines Co.
   5.250%, 10/01/14..........................................    675    734,303
Southwestern Public Service Co.
   8.750%, 12/01/18..........................................    350    459,797
State Street Corp.
   4.300%, 05/30/14..........................................  1,200  1,303,606
   4.375%, 03/07/21..........................................    600    625,883
Svensk Exportkredit AB
   5.125%, 03/01/17..........................................  1,400  1,619,918
Talisman Energy, Inc.
   7.750%, 06/01/19..........................................  1,260  1,585,113
Target Corp.
#  5.875%, 07/15/16..........................................    685    813,122
   4.875%, 05/15/18..........................................  1,000  1,101,171
TD Ameritrade Holding Corp.
   5.600%, 12/01/19..........................................    200    217,252
Thermo Fisher Scientific, Inc.
   3.200%, 05/01/15..........................................  1,225  1,289,627
Time Warner Cable, Inc.
#  8.750%, 02/14/19..........................................  1,245  1,630,687
Total Capital SA
   4.450%, 06/24/20..........................................  3,000  3,255,942

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                      FACE
                                                     AMOUNT       VALUE+
                                                   ----------- ------------
                                                     (000)
Toyota Motor Credit Corp.
   4.250%, 01/11/21............................... $     1,200 $  1,264,582
TransCanada Pipelines, Ltd.
   7.125%, 01/15/19...............................         915    1,145,640
Travelers Cos., Inc. (The)
   5.800%, 05/15/18...............................         190      216,930
   3.900%, 11/01/20...............................       1,000      993,585
UBS AG
   3.875%, 01/15/15...............................         215      225,876
Unilever Capital Corp.
#  4.800%, 02/15/19...............................         825      921,333
United Parcel Service, Inc.
#  3.125%, 01/15/21...............................       2,000    1,984,120
United Technologies Corp.
   4.500%, 04/15/20...............................       1,925    2,102,487
Unum Group
   5.625%, 09/15/20...............................         500      532,686
Valero Energy Corp.
#  9.375%, 03/15/19...............................         875    1,147,229
Verizon Communications, Inc.
#  8.750%, 11/01/18...............................         565      757,476
#  4.600%, 04/01/21...............................       1,250    1,343,468
Wachovia Corp.
#  5.750%, 02/01/18...............................       1,070    1,205,930
Walgreen Co.
#  5.250%, 01/15/19...............................       1,320    1,511,919
Wal-Mart Stores, Inc.
#  5.800%, 02/15/18...............................       1,000    1,182,359
#  3.625%, 07/08/20...............................       3,075    3,150,983
Weatherford International, Ltd.
#  5.500%, 02/15/16...............................         400      446,234
Western Union Co. (The)
   6.500%, 02/26/14...............................         190      213,038
Westpac Banking Corp.
   4.875%, 11/19/19...............................       2,250    2,390,456
WR Berkley Corp.
   5.375%, 09/15/20...............................         800      827,446
Zimmer Holdings, Inc.
   4.625%, 11/30/19...............................         800      859,510
                                                               ------------
TOTAL BONDS.......................................              232,876,550
                                                               ------------

                                                        FACE
                                                       AMOUNT       VALUE+
                                                     ----------- ------------
                                                        (000)
TEMPORARY CASH INVESTMENTS -- (1.3%)
     Repurchase Agreement, PNC Capital Markets,
       Inc. 0.05%, 08/01/11 (Collateralized by
       $3,965,000 FNMA 2.24%, 07/06/15, valued at
       $4,064,125) to be repurchased at
       $4,001,017................................... $     4,001 $  4,001,000
                                                                 ------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                     -----------
                                                        (000)
SECURITIES LENDING COLLATERAL -- (18.6%)
(S)@ DFA Short Term Investment Fund.................  52,652,428   52,652,428
@    Repurchase Agreement, Deutsche Bank
      Securities, Inc. 0.20%, 08/01/11
      (Collateralized by $50,795,500 U.S.
      Treasury Note 0.750%, 06/15/14, valued at
      $4,031,463)## to be repurchased at
      $3,952,478.................................... $     3,952    3,952,412
                                                                 ------------
TOTAL SECURITIES LENDING COLLATERAL.................               56,604,840
                                                                 ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $300,186,834)^^.............................             $304,574,915
                                                                 ============

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                                  VALUATION INPUTS
                                      -----------------------------------------
                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                      LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                      ------- ------------ ------- ------------
Agency Obligations...................   --    $ 11,092,525   --    $ 11,092,525
Bonds................................   --     232,876,550   --     232,876,550
Temporary Cash Investments...........   --       4,001,000   --       4,001,000
Securities Lending Collateral........   --      56,604,840   --      56,604,840
                                        --    ------------   --    ------------
TOTAL................................   --    $304,574,915   --    $304,574,915
                                        ==    ============   ==    ============

              See accompanying Notes to Schedules of Investments.

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
BONDS -- (77.4%)
AUSTRALIA -- (2.2%)
BHP Billiton Finance USA, Ltd.
(u)5.125%, 03/29/12........................................    600  $   618,487
(u)5.500%, 04/01/14........................................    960    1,077,201
Telstra Corp., Ltd.
(u)6.375%, 04/01/12........................................  1,250    1,297,483
Westpac Banking Corp., Ltd.
(u)2.250%, 11/19/12........................................  2,000    2,037,678
                                                                    -----------
TOTAL AUSTRALIA............................................           5,030,849
                                                                    -----------
AUSTRIA -- (0.9%)
Oesterreichische Kontrollbank AG
(u)1.375%, 01/21/14........................................  2,000    2,028,430
                                                                    -----------
CANADA -- (7.8%)
Bank of Nova Scotia
(u)2.375%, 12/17/13........................................  2,800    2,883,084
Canadian National Railway Co.
(u)4.400%, 03/15/13........................................  1,150    1,218,774
Canadian Natural Resources, Ltd.
(u)5.150%, 02/01/13........................................    625      663,532
Encana Corp.
(u)4.750%, 10/15/13........................................  1,000    1,075,836
Export Development Canada
(u)2.375%, 03/19/12........................................  1,000    1,012,819
Manitoba, Province of Canada
(u)2.125%, 04/22/13........................................  1,500    1,541,571
Ontario, Province of Canada
(u)1.875%, 11/19/12........................................  1,000    1,018,688
(u)4.375%, 02/15/13........................................    600      635,638
(u)1.375%, 01/27/14........................................  1,300    1,315,131
Petro-Canada
(u)4.000%, 07/15/13........................................    300      315,224
Royal Bank of Canada
(u)2.250%, 03/15/13........................................  1,400    1,438,538
(u)1.125%, 01/15/14........................................  1,000    1,009,573
Saskatchewan, Province of Canada
(u)7.375%, 07/15/13........................................  1,800    2,020,883
TransCanada PipeLines, Ltd.
(u)4.000%, 06/15/13........................................  1,475    1,562,155
                                                                    -----------
TOTAL CANADA...............................................          17,711,446
                                                                    -----------
FRANCE -- (2.0%)
BNP Paribas SA
(u)2.125%, 12/21/12........................................  2,000    2,022,978

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
FRANCE -- (Continued)
France Telecom SA
(u)4.375%, 07/08/14.........................................    500  $  543,311
Total Capital SA
(u)5.000%, 05/22/12.........................................  1,500   1,551,279
Veolia Environnement SA
(u)5.250%, 06/03/13.........................................    425     455,204
                                                                     ----------
TOTAL FRANCE................................................          4,572,772
                                                                     ----------
GERMANY -- (1.8%)
Deutsche Bank AG
(u)4.875%, 05/20/13.........................................  1,300   1,377,389
Kreditanstalt fuer Wiederaufbau AG
(u)1.375%, 07/15/13.........................................  1,700   1,724,704
Landwirtschaftliche Rentenbank AG
(u)1.875%, 09/24/12.........................................  1,000   1,015,204
                                                                     ----------
TOTAL GERMANY...............................................          4,117,297
                                                                     ----------
NETHERLANDS -- (2.4%)
Bank Nederlandse Gemeenten NV
(u)5.000%, 05/16/14.........................................  2,000   2,213,532
Deutsche Telekom International Finance BV
(u)5.250%, 07/22/13.........................................    525     566,217
Diageo Finance BV
(u)5.500%, 04/01/13.........................................    500     539,267
Nederlandse Waterschapsbank NV
(u)5.375%, 09/04/12.........................................  1,000   1,053,195
Shell International Finance NV
(u)1.300%, 09/22/11.........................................  1,000   1,001,610
                                                                     ----------
TOTAL NETHERLANDS...........................................          5,373,821
                                                                     ----------
NORWAY -- (1.2%)
Eksportfinans ASA
(u)1.875%, 04/02/13.........................................  2,800   2,856,476
                                                                     ----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (2.4%)
Asian Development Bank
(u)1.625%, 07/15/13.........................................  1,200   1,224,991
European Investment Bank
(u)2.625%, 11/15/11.........................................  1,000   1,006,614

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
Inter-American Development Bank
(u)1.750%, 10/22/12.........................................  1,300  $1,320,628
International Bank for Reconstruction & Development
(u)2.000%, 04/02/12.........................................  1,000   1,010,876
Nordic Investment Bank
(u)1.625%, 01/28/13.........................................  1,000   1,016,748
                                                                     ----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS................          5,579,857
                                                                     ----------
SWITZERLAND -- (1.5%)
Credit Suisse New York AG
(u)5.000%, 05/15/13.........................................  1,525   1,622,890
UBS AG
(u)2.250%, 08/12/13.........................................  1,735   1,760,716
                                                                     ----------
TOTAL SWITZERLAND...........................................          3,383,606
                                                                     ----------
UNITED KINGDOM -- (2.5%)
Barclays Bank P.L.C.
(u)5.450%, 09/12/12.........................................  2,000   2,098,880
BP Capital Markets P.L.C.
(u)5.250%, 11/07/13.........................................  1,875   2,037,529
Diageo Capital P.L.C.
(u)5.200%, 01/30/13.........................................  1,450   1,545,445
                                                                     ----------
TOTAL UNITED KINGDOM........................................          5,681,854
                                                                     ----------
UNITED STATES -- (52.7%)
3M Co.
   4.375%, 08/15/13......................................... $3,000   3,236,991
Air Products & Chemicals, Inc.
   4.150%, 02/01/13.........................................    500     524,558
American Express Credit Corp.
   5.875%, 05/02/13.........................................    850     913,875
Anheuser-Busch InBev Worldwide, Inc.
   2.500%, 03/26/13.........................................    450     462,087
Apache Corp.
   6.000%, 09/15/13.........................................    715     790,313
Archer-Daniels-Midland Co.
   7.125%, 03/01/13.........................................    325     357,427
Arrow Electronics, Inc.
   6.875%, 07/01/13.........................................    350     381,455
AT&T, Inc.
   4.950%, 01/15/13.........................................    975   1,031,986

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
 UNITED STATES -- (Continued)
    6.700%, 11/15/13......................................... $  380 $  425,880
 Avery Dennison Corp.
    4.875%, 01/15/13.........................................  1,200  1,256,911
 Baltimore Gas & Electric Co.
    6.125%, 07/01/13.........................................    500    546,042
 Bank of America Corp.
    5.375%, 09/11/12.........................................    850    888,135
    4.875%, 01/15/13.........................................    650    677,197
 Bank of New York Mellon Corp. (The)
    4.500%, 04/01/13.........................................  1,000  1,061,541
    5.125%, 08/27/13.........................................  2,150  2,326,145
 Baxter International, Inc.
    1.800%, 03/15/13.........................................    910    925,928
 BB&T Corp.
    3.850%, 07/27/12.........................................  1,400  1,442,913
 BlackRock, Inc.
    2.250%, 12/10/12.........................................  1,720  1,753,857
 Boeing Capital Corp.
    5.800%, 01/15/13.........................................    950  1,021,296
 Boeing Co. (The)
    1.875%, 11/20/12.........................................    550    558,987
 Bristol-Myers Squibb Co.
    5.250%, 08/15/13.........................................  1,175  1,282,583
 Burlington Northern Santa Fe LLC
    5.900%, 07/01/12.........................................    100    104,489
    4.300%, 07/01/13.........................................  1,200  1,273,777
 Campbell Soup Co.
    5.000%, 12/03/12.........................................    350    370,764
    4.875%, 10/01/13.........................................    270    293,874
 Capital One Financial Corp.
    4.800%, 02/21/12.........................................    350    357,559
    6.250%, 11/15/13.........................................    150    164,670
 Caterpillar Financial Services Corp.
    2.000%, 04/05/13.........................................    500    510,920
    6.200%, 09/30/13.........................................  1,250  1,386,605
 CenterPoint Energy Resources Corp.
    7.875%, 04/01/13.........................................    425    471,106
 Charles Schwab Corp. (The)
    4.950%, 06/01/14.........................................  1,750  1,926,750
 Chubb Corp.
    5.200%, 04/01/13.........................................    525    560,803
 CIGNA Corp.
    6.375%, 10/15/11.........................................    425    430,145
 Cisco Systems, Inc.
    1.625%, 03/14/14.........................................  1,250  1,271,078

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
UNITED STATES -- (Continued)
Citigroup, Inc.
   6.500%, 08/19/13.......................................... $  900 $  978,188
Coca-Cola Co. (The)
   0.750%, 11/15/13..........................................  1,075  1,076,117
Coca-Cola Refreshments USA, Inc.
   3.750%, 03/01/12..........................................    450    458,541
Comcast Cable Communications Holdings, Inc.
   8.375%, 03/15/13..........................................    775    865,163
Computer Sciences Corp.
   5.000%, 02/15/13..........................................    850    892,754
ConAgra Foods, Inc.
   6.750%, 09/15/11..........................................    100    100,721
ConocoPhillips
   4.750%, 10/15/12..........................................  1,450  1,522,884
Consolidated Edison Co. of New York, Inc.
   4.875%, 02/01/13..........................................    600    635,288
COX Communications, Inc.
   7.125%, 10/01/12..........................................    800    855,412
CSX Corp.
   5.500%, 08/01/13..........................................    425    460,946
CVS Caremark Corp.
   5.750%, 08/15/11..........................................    825    826,449
Daimler Finance North America LLC
   6.500%, 11/15/13..........................................  1,300  1,444,481
Dell, Inc.
   4.700%, 04/15/13..........................................  1,140  1,213,190
   2.100%, 04/01/14..........................................    500    511,719
Dominion Resources, Inc.
   5.000%, 03/15/13..........................................    425    452,515
Dow Chemical Co. (The)
   6.000%, 10/01/12..........................................    625    661,104
Dr. Pepper Snapple Group, Inc.
   2.350%, 12/21/12..........................................    600    611,989
Duke Energy Ohio, Inc.
   5.700%, 09/15/12..........................................    425    448,819
E.I. Du Pont de Nemours & Co.
   4.750%, 11/15/12..........................................    350    367,936
eBay, Inc.
   0.875%, 10/15/13..........................................  1,635  1,634,696
Emerson Electric Co.
   5.625%, 11/15/13..........................................  1,200  1,328,784
Energy Transfer Partners LP
   6.000%, 07/01/13..........................................    425    458,762

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
UNITED STATES -- (Continued)
Enterprise Products Operating LLC
   7.625%, 02/15/12.......................................... $  650 $  672,537
EOG Resources, Inc.
   6.125%, 10/01/13..........................................  1,410  1,560,750
Exelon Generation Co. LLC
   5.350%, 01/15/14..........................................  1,380  1,498,622
Express Scripts, Inc.
   5.250%, 06/15/12..........................................    425    440,555
Fifth Third Bancorp
   6.250%, 05/01/13..........................................    875    944,789
General Dynamics Corp.
   4.250%, 05/15/13..........................................    920    980,791
General Electric Capital Corp.
   2.800%, 01/08/13..........................................  2,000  2,051,748
   1.875%, 09/16/13..........................................    600    607,766
   2.100%, 01/07/14..........................................    600    613,838
General Electric Co.
   5.000%, 02/01/13..........................................  1,200  1,272,149
General Mills, Inc.
   6.000%, 02/15/12..........................................    425    437,489
Georgia Power Co.
   6.000%, 11/01/13..........................................    825    915,258
GlaxoSmithKline Capital, Inc.
   4.850%, 05/15/13..........................................  1,300  1,397,750
Goldman Sachs Group, Inc. (The)
   4.750%, 07/15/13..........................................  1,575  1,665,057
Hess Corp.
   7.000%, 02/15/14..........................................    175    200,109
Hewlett-Packard Co.
   1.250%, 09/13/13..........................................  1,550  1,561,836
HSBC Finance Corp.
   4.750%, 07/15/13..........................................  1,300  1,374,847
International Business Machines Corp.
   2.100%, 05/06/13..........................................  1,545  1,585,272
John Deere Capital Corp.
   7.000%, 03/15/12..........................................    425    441,861
   1.875%, 06/17/13..........................................  1,625  1,661,856
KeyCorp
   6.500%, 05/14/13..........................................  1,000  1,084,097
Kimberly-Clark Corp.
   5.000%, 08/15/13..........................................  1,300  1,409,790
Kinder Morgan Energy Partners LP
   7.125%, 03/15/12..........................................    425    441,336
   5.850%, 09/15/12..........................................  1,000  1,050,946

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
UNITED STATES -- (Continued)
Kraft Foods, Inc.
   6.250%, 06/01/12.......................................... $  555 $  581,448
Kroger Co. (The)
   5.500%, 02/01/13..........................................    640    682,854
Lockheed Martin Corp.
   4.121%, 03/14/13..........................................    775    817,235
McDonald's Corp.
   4.300%, 03/01/13..........................................    975  1,030,425
MetLife, Inc.
   5.375%, 12/15/12..........................................  1,125  1,192,994
   2.375%, 02/06/14..........................................    420    430,792
Microsoft Corp.
   0.875%, 09/27/13..........................................  1,300  1,304,733
Morgan Stanley
   5.300%, 03/01/13..........................................    750    790,593
National Rural Utilities Cooperative Finance Corp.
   7.250%, 03/01/12..........................................    425    441,367
Nestle Holdings, Inc.
   2.000%, 01/28/13..........................................  2,000  2,040,822
NextEra Energy Capital Holdings, Inc.
   5.625%, 09/01/11..........................................    325    326,238
   2.550%, 11/15/13..........................................    750    767,706
Northern Trust Corp.
   5.500%, 08/15/13..........................................  1,343  1,466,220
Nucor Corp.
   4.875%, 10/01/12..........................................    440    459,819
Occidental Petroleum Corp.
   1.450%, 12/13/13..........................................  1,000  1,012,723
Packaging Corp. of America
   5.750%, 08/01/13..........................................    525    563,797
PepsiCo, Inc.
   0.875%, 10/25/13..........................................  1,785  1,787,613
Philip Morris International, Inc.
   4.875%, 05/16/13..........................................  1,525  1,634,044
Pitney Bowes, Inc.
   3.875%, 06/15/13..........................................    450    469,767
Plains All American Pipeline LP
   4.250%, 09/01/12..........................................    300    310,153
PNC Funding Corp.
   5.400%, 06/10/14..........................................  1,600  1,770,274
Praxair, Inc.
   6.375%, 04/01/12..........................................    425    441,671
   2.125%, 06/14/13..........................................  1,000  1,025,946
Prudential Financial, Inc.
   5.800%, 06/15/12..........................................    350    364,228

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
UNITED STATES -- (Continued)
   3.625%, 09/17/12.......................................... $  300 $  307,933
   4.500%, 07/15/13..........................................    225    237,058
Reynolds American, Inc.
   7.250%, 06/01/13..........................................    900    992,863
Ryder System, Inc.
   5.000%, 06/15/12..........................................    525    543,225
Safeway, Inc.
   5.800%, 08/15/12..........................................    425    445,640
Sara Lee Corp.
   3.875%, 06/15/13..........................................    650    677,642
Sempra Energy
   2.000%, 03/15/14..........................................    300    304,607
St. Jude Medical, Inc.
   2.200%, 09/15/13..........................................    425    434,480
State Street Corp.
   4.300%, 05/30/14..........................................  1,400  1,520,873
SunTrust Banks, Inc.
   5.250%, 11/05/12..........................................    525    551,042
Target Corp.
   4.000%, 06/15/13..........................................  1,200  1,274,929
Texas Instruments, Inc.
   0.875%, 05/15/13..........................................  1,000  1,003,588
Time Warner Cable, Inc.
   6.200%, 07/01/13..........................................    425    465,586
Toyota Motor Credit Corp.
   1.375%, 08/12/13..........................................  2,900  2,930,267
Travelers Property Casualty Corp.
   5.000%, 03/15/13..........................................  1,500  1,595,865
U.S. Bancorp
   2.000%, 06/14/13..........................................    200    204,491
Unilever Capital Corp.
   3.650%, 02/15/14..........................................  1,275  1,364,283
Union Bank NA
   2.125%, 12/16/13..........................................  1,400  1,410,366
United Technologies Corp.
   6.100%, 05/15/12..........................................    250    261,057
Valero Energy Corp.
   6.875%, 04/15/12..........................................    875    910,985
Verizon Communications, Inc.
   4.350%, 02/15/13..........................................    750    788,910
   5.250%, 04/15/13..........................................    775    831,682
Wal-Mart Stores, Inc.
   0.750%, 10/25/13..........................................    600    601,912
   1.625%, 04/15/14..........................................  2,800  2,863,081
Walt Disney Co. (The)
   4.700%, 12/01/12..........................................    725    764,533

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT       VALUE+
                                                       ---------- ------------
                                                         (000)
 UNITED STATES -- (Continued)
 Waste Management, Inc.
    6.375%, 11/15/12.................................. $      425 $    453,935
                                                                  ------------
 TOTAL UNITED STATES..................................             120,120,449
                                                                  ------------
 TOTAL BONDS..........................................             176,456,857
                                                                  ------------
 AGENCY OBLIGATIONS -- (9.1%)
 Federal Home Loan Bank
    0.875%, 12/27/13..................................      2,000    2,012,270
    1.375%, 05/28/14..................................      4,800    4,885,118
 Federal Home Loan Mortgage Corporation
    4.875%, 11/15/13..................................        500      549,117
    1.375%, 02/25/14..................................      2,000    2,035,112
 Federal National Mortgage Association
    1.000%, 09/23/13..................................      1,500    1,513,665
    2.750%, 03/13/14..................................      4,700    4,951,328
 Tennessee Valley Authority
    6.000%, 03/15/13..................................      4,400    4,792,590
                                                                  ------------
 TOTAL AGENCY OBLIGATIONS. ...........................              20,739,200
                                                                  ------------
 U.S. TREASURY OBLIGATIONS -- (7.0%)
 U.S. Treasury Note
 @@ 0.625%, 12/31/12..................................     15,800   15,869,741
                                                                  ------------

                                                        SHARES/
                                                         FACE
                                                        AMOUNT
                                                       ----------
                                                         (000)
 TEMPORARY CASH INVESTMENTS -- (6.5%)
    Citibank-US Dollars on Deposit in Custody Account.  1,997,945    1,997,945
    Repurchase Agreement, PNC Capital Markets, Inc.
      0.05%, 08/01/11 (Collateralized by $12,725,000
      FNMA 2.24%, 07/06/15, valued at $13,043,125) to
      be repurchased at $12,847,054................... $   12,847   12,847,000
                                                                  ------------
 TOTAL TEMPORARY CASH INVESTMENTS.....................              14,844,945
                                                                  ------------

                                                                      VALUE+
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $226,572,182)^^.........................................   $227,910,743
                                                                   ============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                                VALUATION INPUTS
                                 ---------------------------------------------
                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                 ---------- ------------  ------- ------------
Bonds...........................         -- $176,456,857    --    $176,456,857
Agency Obligations..............         --   20,739,200    --      20,739,200
U.S. Treasury Obligations.......         --   15,869,741    --      15,869,741
Temporary Cash Investments...... $1,997,945   12,847,000    --      14,844,945
Swaps**.........................         --   (2,961,753)   --      (2,961,753)
Futures Contracts**.............     62,631           --    --          62,631
                                 ---------- ------------    --    ------------
TOTAL........................... $2,060,576 $222,951,045    --    $225,011,621
                                 ========== ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment...............................

              See accompanying Notes to Schedules of Investments.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2011
                                  (UNAUDITED)

                                                            SHARES    VALUE+
                                                            ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of The
  DFA Investment Trust Company.............................         $39,848,084
Investment in Dimensional Emerging Markets Value Fund......          13,552,564
Investment in DFA International Small Cap Value Portfolio
  of DFA Investment Dimensions Group Inc................... 285,253   4,949,140
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $54,913,527)....................................          58,349,788
                                                                    -----------
   TOTAL INVESTMENTS - (100.0%) (Cost $54,913,527)^^.......         $58,349,788
                                                                    ===========

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                                   VALUATION INPUTS
                                        ---------------------------------------
                                        INVESTMENT IN SECURITIES (MARKET VALUE)
                                        ---------------------------------------
                                          LEVEL 1   LEVEL 2 LEVEL 3    TOTAL
                                        ----------- ------- ------- -----------
Affiliated Investment Companies........ $58,349,788   --      --    $58,349,788
                                        -----------   --      --    -----------
TOTAL.................................. $58,349,788   --      --    $58,349,788
                                        ===========   ==      ==    ===========

                See accompanying Notes to Financial Statements.

                  CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                                SHARES  VALUE+
                                                                ------ --------
COMMON STOCKS -- (91.1%)
Consumer Discretionary -- (13.7%)
   *1-800-FLOWERS.COM, Inc.....................................   600  $  1,806
   #Aaron's, Inc............................................... 1,900    47,899
    Abercrombie & Fitch Co.....................................   400    29,248
   *AC Moore Arts & Crafts, Inc................................ 1,100     2,035
    Advance Auto Parts, Inc....................................   200    10,994
  #*Aeropostale, Inc........................................... 1,075    18,114
   *AFC Enterprises, Inc.......................................   500     7,725
    AH Belo Corp...............................................   600     3,840
    Aldila, Inc................................................   200       770
   *Amazon.com, Inc............................................   700   155,764
   *AMC Networks, Inc. Class A.................................   150     5,578
  #*American Apparel, Inc......................................   700       728
   *American Axle & Manufacturing Holdings, Inc................ 1,500    17,205
    American Eagle Outfitters, Inc............................. 3,112    40,892
   *American Public Education, Inc.............................   129     5,879
   *America's Car-Mart, Inc....................................   400    13,536
  #*Amerigon, Inc..............................................   300     5,046
  #*ANN, Inc................................................... 1,200    31,128
   *Apollo Group, Inc. Class A.................................   400    20,332
    Arbitron, Inc..............................................   300    11,736
   *Archipelago Learning, Inc..................................   165     1,591
   *Asbury Automotive Group, Inc...............................   900    19,377
   *Ascena Retail Group, Inc................................... 1,482    47,898
   *Ascent Capital Group, Inc. Class A.........................   100     4,811
  #*Atrinsic, Inc..............................................    84       331
   *Audiovox Corp. Class A.....................................   850     6,112
   *AutoNation, Inc............................................ 1,300    48,893
   *AutoZone, Inc..............................................   200    57,090
   *Ballantyne Strong, Inc.....................................   500     1,910
   #Barnes & Noble, Inc........................................ 1,700    29,580
   *Beasley Broadcast Group, Inc...............................   300     1,263
    bebe stores, Inc........................................... 1,700    12,597
   *Bed Bath & Beyond, Inc.....................................   800    46,792
   *Belo Corp.................................................. 2,900    20,271
   #Best Buy Co., Inc.......................................... 1,140    31,464
    Big 5 Sporting Goods Corp..................................   600     4,950
   *Big Lots, Inc.............................................. 1,500    52,245
   *Biglari Holdings, Inc......................................    50    18,408
  #*Blue Nile, Inc.............................................   200     8,472
   *Bluegreen Corp.............................................   500     1,290
    Blyth, Inc.................................................   275    17,396
    Bob Evans Farms, Inc....................................... 1,000    34,540
   #Bon-Ton Stores, Inc. (The).................................   300     3,045
   #Books-A-Million, Inc.......................................   600     1,854
  #*BorgWarner, Inc............................................   800    63,696
    Brinker International, Inc................................. 1,325    31,826
   #Brown Shoe Co., Inc........................................ 1,300    13,130
   #Buckle, Inc................................................   500    22,155
   *Buffalo Wild Wings, Inc....................................   400    25,412
   *Cabela's, Inc.............................................. 1,300    35,568
    Cablevision Systems Corp...................................   600    14,616
   *Cache, Inc.................................................   600     3,480
    Callaway Golf Co........................................... 1,780    11,303
   *Cambium Learning Group, Inc................................ 1,078     3,406
  #*Career Education Corp...................................... 1,700    38,573
   *Caribou Coffee Co., Inc....................................   600     7,926
   *CarMax, Inc................................................ 1,300    41,561
   *Carmike Cinemas, Inc.......................................   300     1,863

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Consumer Discretionary -- (Continued)
    Carnival Corp..............................................  4,860 $161,838
    Carriage Services, Inc.....................................    700    3,997
   *Carrols Restaurant Group, Inc..............................    300    2,949
   *Carter's, Inc..............................................  1,000   33,500
   *Casual Male Retail Group, Inc..............................    800    3,368
    Cato Corp. Class A.........................................    900   25,038
  #*Cavco Industries, Inc......................................    200    8,512
    CBS Corp. Class A..........................................    200    5,520
    CBS Corp. Class B..........................................  6,600  180,642
    CEC Entertainment, Inc.....................................    300   11,610
   *Charming Shoppes, Inc......................................    600    2,460
   *Cheesecake Factory, Inc....................................  1,600   46,128
    Chico's FAS, Inc...........................................  1,100   16,599
  #*Children's Place Retail Stores, Inc. (The).................    300   14,496
  #*Chipotle Mexican Grill, Inc................................    160   51,933
    Choice Hotels International, Inc...........................    700   21,343
    Christopher & Banks Corp...................................    700    4,410
   *Citi Trends, Inc...........................................    200    2,806
   *Clear Channel Outdoor Holdings, Inc. Class A...............    700    8,225
    Coach, Inc.................................................    500   32,280
  #*Coinstar, Inc..............................................    558   27,264
   *Coldwater Creek, Inc.......................................  2,377    2,995
    Columbia Sportswear Co.....................................    600   34,440
    Comcast Corp. Class A...................................... 10,200  245,004
    Comcast Corp. Special Class A..............................  5,300  123,702
  #*Conn's, Inc................................................    989    8,139
    Cooper Tire & Rubber Co....................................  1,440   24,278
   *Core-Mark Holding Co., Inc.................................    200    7,448
   *Corinthian Colleges, Inc...................................  2,500   10,400
   #Cracker Barrel Old Country Store, Inc......................    400   18,044
   *Craftmade International, Inc...............................     72      216
   *Crocs, Inc.................................................  2,500   78,325
    CSS Industries, Inc........................................    300    5,952
   *Culp, Inc..................................................    500    4,450
   *Cybex International, Inc...................................    500      400
   #Darden Restaurants, Inc....................................    700   35,560
   *Deckers Outdoor Corp.......................................    600   59,550
   *Delta Apparel, Inc.........................................    100    1,967
    Destination Maternity Corp.................................    400    6,568
   #DeVry, Inc.................................................    300   18,642
   *Dick's Sporting Goods, Inc.................................    500   18,500
    Dillard's, Inc. Class A....................................  3,200  180,032
   *DineEquity, Inc............................................    900   46,890
   *DIRECTV Class A............................................  1,602   81,189
   *Discovery Communications, Inc. Class C.....................    500   18,015
   *DISH Network Corp..........................................    500   14,815
   *Dixie Group, Inc...........................................    400    1,732
   *Dollar Tree, Inc...........................................    600   39,738
   *Domino's Pizza, Inc........................................    600   16,122
   *Dorman Products, Inc.......................................    400   14,292
    DR Horton, Inc.............................................  2,300   27,324
   #Drew Industries, Inc.......................................    600   12,780
   *DSW, Inc...................................................    100    5,298
  #*E.W. Scripps Co. Class A (The).............................  1,400   12,068
  #*Eastman Kodak Co...........................................  4,011    9,626
   *Emerson Radio Corp.........................................    700    1,239
   *Entercom Communications Corp...............................    700    5,558
   *Entravision Communications Corp............................  2,100    4,053
    Ethan Allen Interiors, Inc.................................    800   14,720
   *Exide Technologies.........................................  3,100   22,196
    Family Dollar Stores, Inc..................................    700   37,177

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Consumer Discretionary -- (Continued)
   *Famous Dave's of America, Inc..............................   400  $  4,104
   *Federal-Mogul Corp......................................... 3,100    59,427
    Finish Line, Inc. Class A.................................. 2,300    48,990
   *Fisher Communications, Inc.................................   400    11,728
    Foot Locker, Inc........................................... 5,400   117,342
   *Ford Motor Co.............................................. 7,120    86,935
   *Fossil, Inc................................................   400    50,268
    Frisch's Restaurants, Inc..................................   100     2,109
  #*Fuel Systems Solutions, Inc................................   500    10,620
   *Furniture Brands International, Inc........................ 1,900     7,657
  #*GameStop Corp. Class A..................................... 2,600    61,308
    Gannett Co., Inc........................................... 3,692    47,110
    Gap, Inc................................................... 1,300    25,077
   #Garmin, Ltd................................................   800    26,104
   *Gaylord Entertainment Co................................... 1,200    35,208
   *Genesco, Inc...............................................   600    31,080
    Gentex Corp................................................ 1,020    28,907
    Genuine Parts Co...........................................   500    26,580
   *G-III Apparel Group, Ltd...................................   900    27,783
   *Global Traffic Network, Inc................................   400     4,716
   *Goodyear Tire & Rubber Co.................................. 1,300    21,021
   *Gray Television, Inc.......................................   757     1,840
   *Great Wolf Resorts, Inc.................................... 1,400     4,886
    Group 1 Automotive, Inc....................................   500    23,815
    Guess?, Inc................................................   300    11,436
   #H&R Block, Inc............................................. 1,300    19,448
   *Hanesbrands, Inc...........................................   700    21,357
    Harley-Davidson, Inc....................................... 1,100    47,729
    Harman International Industries, Inc.......................   200     8,320
    Harte-Hanks, Inc........................................... 1,200     9,804
    Hasbro, Inc................................................   600    23,736
   *Helen of Troy, Ltd.........................................   709    22,865
   #Hillenbrand, Inc........................................... 1,103    24,145
   *Hollywood Media Corp.......................................   601       968
   #Home Depot, Inc............................................ 3,536   123,512
    Hooker Furniture Corp......................................   200     1,804
    Hot Topic, Inc.............................................   300     2,241
  #*Hovnanian Enterprises, Inc................................. 1,700     3,264
   *Hyatt Hotels Corp. Class A.................................   642    24,903
   *Iconix Brand Group, Inc.................................... 2,600    60,658
    International Speedway Corp................................ 1,000    27,970
    Interpublic Group of Cos., Inc. (The)...................... 7,100    69,651
   *Interval Leisure Group, Inc................................ 1,082    13,904
   *iRobot Corp................................................   700    24,472
  #*ITT Educational Services, Inc..............................   200    17,134
   *J. Alexander's Corp........................................   150       981
   #J.C. Penney Co., Inc....................................... 1,600    49,216
   *Jack in the Box, Inc....................................... 1,500    34,080
  #*JAKKS Pacific, Inc.........................................   800    13,960
    Johnson Controls, Inc...................................... 3,300   121,935
   *Johnson Outdoors, Inc. Class A.............................   300     5,349
    Jones Group, Inc. (The)....................................   200     2,588
  #*Jos. A. Bank Clothiers, Inc................................   800    41,048
   *Journal Communications, Inc................................ 1,600     7,936
   *K12, Inc...................................................   300     9,624
    KB Home.................................................... 2,000    16,980
   *Kenneth Cole Productions, Inc. Class A.....................   500     6,380
   *Kirkland's, Inc............................................   208     2,244
   *Knology, Inc...............................................   400     5,492
    Kohl's Corp................................................ 1,100    60,181
   *Kona Grill, Inc............................................   280     2,061

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Consumer Discretionary -- (Continued)
   *Krispy Kreme Doughnuts, Inc................................    600 $  4,908
    KSW, Inc...................................................    300    1,185
  #*K-Swiss, Inc. Class A......................................    500    5,330
   *Lakeland Industries, Inc...................................    200    1,648
   *Lamar Advertising Co. Class A..............................    300    7,638
   *La-Z-Boy, Inc..............................................    800    7,016
   *Leapfrog Enterprises, Inc..................................  1,200    4,680
    Lear Corp..................................................    621   30,429
    Learning Tree International, Inc...........................    500    5,015
  #*Lee Enterprises, Inc.......................................  2,000    1,840
    Leggett & Platt, Inc.......................................  3,300   71,610
   #Lennar Corp. Class A.......................................  2,500   44,225
    Lennar Corp. Class B Voting................................    240    3,384
  #*Libbey, Inc................................................    300    4,641
   *Liberty Global, Inc. Class A...............................  1,500   62,700
   *Liberty Global, Inc. Class C...............................  1,600   63,952
   *Liberty Media Corp. Capital Class A........................  1,290  102,955
   *Liberty Media Corp. Interactive Class A.................... 11,800  193,638
   *Liberty Media-Starz Corp. Series A.........................    820   62,943
  #*Life Time Fitness, Inc.....................................    400   16,704
    Lifetime Brands, Inc.......................................    500    5,500
    Limited Brands, Inc........................................  1,600   60,576
   *LIN TV Corp. Class A.......................................    800    3,280
   #Lincoln Educational Services Corp..........................    800   14,304
    Lithia Motors, Inc.........................................    400    8,256
   *Live Nation Entertainment, Inc.............................  2,100   23,310
   *LKQ Corp...................................................  2,000   49,140
  #*LodgeNet Interactive Corp..................................    400    1,132
   *Lowe's Cos., Inc........................................... 10,000  215,800
   *Luby's, Inc................................................  1,000    5,470
   *M/I Homes, Inc.............................................    500    5,650
    Macy's, Inc................................................  6,200  178,994
   *Madison Square Garden Co. (The)............................    150    3,975
   *Maidenform Brands, Inc.....................................    500   12,925
    Marcus Corp................................................    900    8,712
   *Marine Products Corp.......................................  1,100    5,995
   #Marriott International, Inc. Class A.......................    406   13,195
  #*Martha Stewart Living Omnimedia, Inc. Class A..............  1,000    4,100
    Mattel, Inc................................................  1,700   45,322
    Matthews International Corp. Class A.......................    900   32,571
  #*McClatchy Co. (The)........................................  2,201    4,952
   *McCormick & Schmick's Seafood Restaurants, Inc.............    468    4,137
    McDonald's Corp............................................  2,200  190,256
    McGraw-Hill Cos., Inc......................................    300   12,480
    MDC Holdings, Inc..........................................  1,300   29,393
  #*Media General, Inc. Class A................................  1,100    3,003
    Men's Wearhouse, Inc. (The)................................  1,600   52,464
   #Meredith Corp..............................................    900   26,865
   *Meritage Homes Corp........................................  1,200   26,220
   *Midas, Inc.................................................    200    1,092
   *Modine Manufacturing Co....................................  1,400   20,874
   *Mohawk Industries, Inc.....................................  1,380   71,801
    Monro Muffler Brake, Inc...................................    575   20,562
   *Morgans Hotel Group Co.....................................    500    3,580
   #Morningstar, Inc...........................................    840   52,382
    Movado Group, Inc..........................................    600    9,708
   *Nathan's Famous, Inc.......................................    200    3,802
  #*Netflix, Inc...............................................    400  106,396
   *New York & Co., Inc........................................    500    2,730
  #*New York Times Co. Class A (The)...........................  4,500   38,610
    Newell Rubbermaid, Inc.....................................  4,200   65,184

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Consumer Discretionary -- (Continued)
    News Corp. Class A......................................... 12,600 $201,852
    News Corp. Class B.........................................  4,600   75,900
    NIKE, Inc. Class B.........................................    700   63,105
    Nordstrom, Inc.............................................    500   25,080
   #Nutri/System, Inc..........................................    200    2,988
  #*O'Charley's, Inc...........................................    900    5,481
   *Office Depot, Inc.......................................... 10,100   38,178
   *OfficeMax, Inc.............................................    700    4,956
    Omnicom Group, Inc.........................................    600   28,152
   *Orbitz Worldwide, Inc......................................  1,454    4,740
   *O'Reilly Automotive, Inc...................................  2,100  124,950
    Outdoor Channel Holdings, Inc..............................  1,000    6,650
   *Overstock.com, Inc.........................................    300    3,807
    Oxford Industries, Inc.....................................    600   23,508
    P.F. Chang's China Bistro, Inc.............................    600   19,758
  #*Pacific Sunwear of California, Inc.........................  2,300    6,417
   *Panera Bread Co. Class A...................................    300   34,593
   *Papa John's International, Inc.............................    500   15,605
  #*Peet's Coffee & Tea, Inc...................................    400   23,360
    Penske Automotive Group, Inc...............................  2,600   57,538
   *Perry Ellis International, Inc.............................    400    9,348
    PetSmart, Inc..............................................    500   21,510
  #*Pier 1 Imports, Inc........................................  1,400   15,386
    Polaris Industries, Inc....................................    301   35,684
    Polo Ralph Lauren Corp.....................................    100   13,507
   *Premier Exhibitions, Inc...................................    300      546
  #*Priceline.com, Inc.........................................    200  107,530
  #*Pulte Group, Inc...........................................  5,960   40,945
    PVH Corp...................................................  1,100   78,705
   *Quiksilver, Inc............................................  5,400   28,404
  #*Radio One, Inc.............................................    600      858
  #*RadioShack Corp............................................  3,000   41,760
   *Red Lion Hotels Corp.......................................    600    4,530
   *Red Robin Gourmet Burgers, Inc.............................    400   13,768
    Regis Corp.................................................  2,000   29,700
    Rent-A-Center, Inc.........................................  2,100   56,805
   *Rentrak Corp...............................................    200    3,308
    RG Barry Corp..............................................    300    3,411
   *Rocky Brands, Inc..........................................    200    2,546
    Ross Stores, Inc...........................................    500   37,885
   *Royal Caribbean Cruises, Ltd...............................  1,100   33,682
   *Ruby Tuesday, Inc..........................................  1,500   13,635
   *Ruth's Hospitality Group, Inc..............................  1,295    7,446
   #Ryland Group, Inc. (The)...................................    200    2,946
   *Saga Communications, Inc...................................    100    3,252
  #*Saks, Inc..................................................    800    8,592
    Salem Communications Corp..................................    400    1,304
   *Sally Beauty Holdings, Inc.................................  2,100   36,120
    Scripps Networks Interactive, Inc..........................    400   18,536
  #*Sears Holdings Corp........................................    900   62,703
    Service Corp. International................................  8,550   89,518
    Shiloh Industries, Inc.....................................    700    7,371
   *Shutterfly, Inc............................................    300   16,320
    Sinclair Broadcast Group, Inc. Class A.....................  1,300   12,883
  #*Skechers U.S.A., Inc. Class A..............................    700   11,655
    Skyline Corp...............................................    400    5,412
   *Smith & Wesson Holding Corp................................    400    1,344
   #Sonic Automotive, Inc......................................  1,400   21,938
   *Sonic Corp.................................................  1,000   10,700
    Sotheby's Class A..........................................    800   33,880
   *Spanish Broadcasting System, Inc. Class A..................    100      461

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Consumer Discretionary -- (Continued)
    Spartan Motors, Inc........................................  1,100 $  5,060
    Speedway Motorsports, Inc..................................  1,500   20,400
    Stage Stores, Inc..........................................    900   16,020
    Standard Motor Products, Inc...............................    402    5,708
  #*Standard Pacific Corp......................................  4,600   13,156
    Staples, Inc...............................................  2,120   34,047
    Starbucks Corp.............................................    700   28,063
    Starwood Hotels & Resorts Worldwide, Inc...................    500   27,480
    Stein Mart, Inc............................................  1,300   12,350
   *Steinway Musical Instruments, Inc..........................    123    3,566
   *Steven Madden, Ltd.........................................  1,125   42,862
    Stewart Enterprises, Inc...................................  2,000   13,900
    Strattec Security Corp.....................................     40    1,022
    Sturm Ruger & Co., Inc.....................................    500   13,660
    Superior Industries International, Inc.....................    800   16,192
   *Systemax, Inc..............................................    988   16,095
   *Tandy Brands Accessories, Inc..............................    100      209
   *Tandy Leather Factory, Inc.................................    300    1,533
    Target Corp................................................  2,600  133,874
   *Tempur-Pedic International, Inc............................    700   50,407
  #*Tenneco, Inc...............................................  1,300   51,922
    Texas Roadhouse, Inc.......................................  2,200   36,344
    Thor Industries, Inc.......................................    900   22,257
   #Tiffany & Co...............................................    600   47,754
   *Timberland Co. Class A.....................................  1,000   42,790
    Time Warner Cable, Inc.....................................  3,380  247,788
    Time Warner, Inc........................................... 10,966  385,565
    TJX Cos., Inc. (The).......................................    800   44,240
   *Toll Brothers, Inc.........................................  2,600   51,896
    Tractor Supply Co..........................................  1,600  105,472
   *True Religion Apparel, Inc.................................    700   23,583
   *TRW Automotive Holdings Corp...............................    600   30,282
  #*Tuesday Morning Corp.......................................    600    2,580
    Tupperware Corp............................................    600   37,494
   *Under Armour, Inc. Class A.................................    300   22,023
   *Unifi, Inc.................................................    666    8,545
   *Universal Electronics, Inc.................................    300    7,023
    Universal Technical Institute, Inc.........................    500    8,650
  #*Urban Outfitters, Inc......................................    800   26,032
   #V.F. Corp..................................................  1,680  196,224
    Vail Resorts, Inc..........................................  1,000   45,750
   *Valassis Communications, Inc...............................    600   16,080
    Value Line, Inc............................................    106    1,143
    Viacom, Inc. Class B.......................................  1,600   77,472
    Walt Disney Co. (The)...................................... 16,947  654,493
   *Warnaco Group, Inc.........................................  1,040   55,432
   #Washington Post Co. Class B................................     79   31,782
    Weight Watchers International, Inc.........................    400   30,876
    Wendy's Co. (The)..........................................  3,425   18,050
   *Wet Seal, Inc. (The).......................................  4,000   19,560
    Weyco Group, Inc...........................................    256    5,929
    Whirlpool Corp.............................................  1,300   89,999
    Wiley (John) & Sons, Inc. Class A..........................    940   47,056
    Wiley (John) & Sons, Inc. Class B..........................    200   10,041
    Williams Controls, Inc.....................................    200    2,222
    Williams-Sonoma, Inc.......................................    500   18,510
    Winmark Corp...............................................     30    1,356
  #*Winnebago Industries, Inc..................................    277    2,324
    Wolverine World Wide, Inc..................................    900   34,083
   #World Wrestling Entertainment, Inc.........................    700    7,049
    Wyndham Worldwide Corp.....................................  3,400  117,606

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
Consumer Discretionary -- (Continued)
    Yum! Brands, Inc........................................    700 $    36,974
   *Zale Corp...............................................    600       3,366
   *Zumiez, Inc.............................................    696      18,493
                                                                    -----------
Total Consumer Discretionary................................         11,908,608
                                                                    -----------
Consumer Staples -- (5.9%)
    Alico, Inc..............................................    200       4,882
    Andersons, Inc. (The)...................................    700      28,777
    Archer-Daniels-Midland Co...............................  5,200     157,976
    Avon Products, Inc......................................    900      23,607
   *BJ's Wholesale Club, Inc................................  1,400      70,490
    Bunge, Ltd..............................................     75       5,161
   #Calavo Growers, Inc.....................................    300       6,201
    Cal-Maine Foods, Inc....................................    600      20,286
   #Campbell Soup Co........................................    800      26,440
    Casey's General Stores, Inc.............................  1,200      54,000
   *Central Garden & Pet Co.................................    500       4,470
   *Chiquita Brands International, Inc......................  1,600      18,944
   #Church & Dwight Co., Inc................................  2,300      92,782
   #Clorox Co...............................................    500      35,795
    Coca-Cola Bottling Co...................................    200      12,904
    Coca-Cola Co. (The).....................................  4,400     299,244
    Coca-Cola Enterprises, Inc..............................  1,080      30,359
    Colgate-Palmolive Co....................................    700      59,066
    ConAgra, Inc............................................  2,800      71,708
    Corn Products International, Inc........................  2,480     126,207
    Costco Wholesale Corp...................................  1,200      93,900
   *Darling International, Inc..............................  1,800      30,384
   *Dean Foods Co...........................................  2,480      27,330
    Diamond Foods, Inc......................................    500      35,795
    Dr. Pepper Snapple Group, Inc...........................  1,084      40,932
   *Elizabeth Arden, Inc....................................  1,200      38,664
  #*Energizer Holdings, Inc.................................    733      59,109
    Estee Lauder Cos., Inc..................................    200      20,982
    Farmer Brothers Co......................................    500       3,915
   #Flowers Foods, Inc......................................  2,550      55,896
    General Mills, Inc......................................  1,744      65,138
  #*Green Mountain Coffee, Inc..............................    700      72,765
    Griffin Land & Nurseries, Inc. Class A..................     93       2,596
   #H.J. Heinz Co...........................................    600      31,584
   *Hain Celestial Group, Inc...............................  1,300      42,029
   *Hansen Natural Corp.....................................    100       7,662
   *Heckmann Corp...........................................    557       3,359
    Hershey Co. (The).......................................    300      16,932
   #Hormel Foods Corp.......................................  1,400      40,558
    Imperial Sugar Co.......................................    241       5,562
    Ingles Markets, Inc.....................................    300       4,620
    Inter Parfums, Inc......................................    750      15,030
    J & J Snack Foods Corp..................................    600      31,014
    J.M. Smucker Co.........................................  2,420     188,566
   *John B. Sanfilippo & Son, Inc...........................    200       1,674
    Kellogg Co..............................................    500      27,890
    Kimberly-Clark Corp.....................................    900      58,824
    Kraft Foods, Inc. Class A............................... 17,503     601,753
    Kroger Co. (The)........................................  1,900      47,253
    Lancaster Colony Corp...................................    500      30,065
  #*Lifeway Foods, Inc......................................    200       2,220
    McCormick & Co., Inc....................................    500      24,325
  #*Medifast, Inc...........................................    100       1,930
    Nash-Finch Co...........................................    400      14,320
    National Beverage Corp..................................    500       7,390

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Consumer Staples -- (Continued)
   *Omega Protein Corp.......................................    700 $    8,484
   *Overhill Farms, Inc......................................    400      2,060
   *Pantry, Inc..............................................    700     12,474
    PepsiCo, Inc.............................................  3,678    235,539
  #*Pilgrim's Pride Corp.....................................  1,380      6,624
    PriceSmart, Inc..........................................    900     52,668
    Procter & Gamble Co. (The)............................... 10,654    655,114
   *Ralcorp Holdings, Inc....................................  1,500    129,750
   *Reddy Ice Holdings, Inc..................................    800      2,392
   #Rocky Mountain Chocolate Factory, Inc....................    200      1,838
   #Ruddick Corp.............................................  1,700     71,230
    Safeway, Inc.............................................  3,600     72,612
   #Sanderson Farms, Inc.....................................    600     27,732
    Sara Lee Corp............................................  2,500     47,775
   *Smart Balance, Inc.......................................    908      4,304
   *Smithfield Foods, Inc....................................  4,000     88,080
    Snyders-Lance, Inc.......................................    896     18,287
    Spartan Stores, Inc......................................    700     12,362
   *Spectrum Brands Holdings, Inc............................    511     13,644
  #*SUPERVALU, Inc...........................................  3,800     32,680
   *Susser Holdings Corp.....................................    800     13,048
    Sysco Corp...............................................  1,300     39,767
   #Tootsie Roll Industries, Inc.............................  1,144     32,089
   *TreeHouse Foods, Inc.....................................    367     18,952
    Tyson Foods, Inc. Class A................................  6,322    111,014
   *United Natural Foods, Inc................................  1,300     54,275
    Village Super Market, Inc................................    194      5,215
    Wal-Mart Stores, Inc.....................................  6,200    326,802
    WD-40 Co.................................................    400     17,520
    Weis Markets, Inc........................................    788     31,670
    Whole Foods Market, Inc..................................  1,200     80,040
                                                                     ----------
Total Consumer Staples.......................................         5,127,306
                                                                     ----------
Energy -- (14.0%)
    Alon USA Energy, Inc.....................................  1,100     13,376
   *Alpha Natural Resources, Inc.............................  1,100     46,981
    Anadarko Petroleum Corp..................................  4,100    338,496
    Apache Corp..............................................  1,969    243,605
    Arch Coal, Inc...........................................  1,500     38,400
  #*ATP Oil & Gas Corp.......................................    700     10,143
  #*Atwood Oceanics, Inc.....................................    600     28,020
    Baker Hughes, Inc........................................  2,161    167,218
   *Basic Energy Services, Inc...............................    800     25,912
    Berry Petroleum Corp. Class A............................  1,000     57,350
   *Bill Barrett Corp........................................  1,500     74,640
   *BioFuel Energy Corp......................................    126         48
   *Brigham Exploration Co...................................  1,900     60,420
    Bristow Group, Inc.......................................  1,060     51,389
    Cabot Oil & Gas Corp.....................................  1,700    125,936
   *Cameron International Corp...............................    756     42,291
    CARBO Ceramics, Inc......................................    200     31,214
  #*Carrizo Oil & Gas, Inc...................................    900     34,560
  #*Cheniere Energy, Inc.....................................    900      9,270
    Chesapeake Energy Corp...................................  5,100    175,185
    Chevron Corp............................................. 19,500  2,028,390
    Cimarex Energy Co........................................  1,400    123,368
   *Clayton Williams Energy, Inc.............................    500     33,160
   *Cobalt International Energy, Inc.........................  1,059     13,047
   *Complete Production Services, Inc........................  1,900     73,872
  #*Comstock Resources, Inc..................................  1,300     41,470
    ConocoPhillips........................................... 11,200    806,288

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Energy -- (Continued)
    Consol Energy, Inc.......................................    600 $   32,160
   *Contango Oil & Gas Co....................................    300     18,924
    Crosstex Energy, Inc.....................................  1,700     24,820
   *CVR Energy, Inc..........................................  3,300     88,605
   *Dawson Geophysical Co....................................    200      7,938
   *Denbury Resources, Inc...................................  2,407     46,503
    Devon Energy Corp........................................  2,277    179,200
   #Diamond Offshore Drilling, Inc...........................    400     27,132
   *Double Eagle Petroleum Co................................    200      2,156
  #*Dresser-Rand Group, Inc..................................  1,200     64,104
   *Dril-Quip, Inc...........................................    500     35,255
    El Paso Corp.............................................  3,600     73,980
    Energen Corp.............................................    400     23,524
   *Energy Partners, Ltd.....................................     62      1,055
   *ENGlobal Corp............................................    400      1,600
    EOG Resources, Inc.......................................  1,771    180,642
    EQT Corp.................................................    400     25,392
   *Evolution Petroleum Corp.................................    800      5,872
    Exxon Mobil Corp......................................... 18,260  1,456,965
   *FMC Technologies, Inc....................................    900     41,040
   *Forest Oil Corp..........................................    600     15,600
   *FX Energy, Inc...........................................    300      2,868
   *General Maritime Corp....................................    300        327
   *Geokinetics, Inc.........................................    415      2,594
   *GeoResources, Inc........................................    400     10,208
   *Global Industries, Ltd...................................  3,500     17,955
  #*GMX Resources, Inc.......................................  1,454      7,052
  #*Goodrich Petroleum Corp..................................    227      4,501
    Gulf Island Fabrication, Inc.............................    520     17,992
   *Gulfmark Offshore, Inc...................................    900     43,866
   *Gulfport Energy Corp.....................................  1,200     43,752
    Halliburton Co...........................................  1,600     87,568
  #*Harvest Natural Resources, Inc...........................  1,100     15,070
   *Helix Energy Solutions Group, Inc........................  3,300     64,614
    Helmerich & Payne, Inc...................................  1,700    117,385
   *Hercules Offshore, Inc...................................    700      3,290
    Hess Corp................................................  2,980    204,309
   *HKN, Inc.................................................    699      1,552
    HollyFrontier Corp.......................................    892     67,248
   *Hornbeck Offshore Services, Inc..........................  1,000     27,840
  #*ION Geophysical Corp.....................................  5,700     57,798
    Lufkin Industries, Inc...................................    800     65,184
    Marathon Oil Corp........................................  6,200    192,014
   *Marathon Petroleum Corp..................................  2,400    105,096
   *Matrix Service Co........................................    500      6,970
   *Mitcham Industries, Inc..................................    300      5,448
    Murphy Oil Corp..........................................  1,677    107,697
   *Nabors Industries, Ltd...................................    300      7,923
    National-Oilwell, Inc....................................  5,200    418,964
   *Natural Gas Services Group, Inc..........................    200      3,182
   *Newfield Exploration Co..................................  1,980    133,492
   *Newpark Resources, Inc...................................  3,400     31,586
    Noble Energy, Inc........................................  1,700    169,456
    Occidental Petroleum Corp................................  3,835    376,520
    Oceaneering International, Inc...........................    800     34,560
   *Oil States International, Inc............................  1,500    121,050
   #Overseas Shipholding Group, Inc..........................  1,000     24,340
   *OYO Geospace Corp........................................    200     20,286
    Panhandle Oil & Gas, Inc.................................    200      6,556
   *Parker Drilling Co.......................................  4,500     28,530
  #*Patriot Coal Corp........................................    580     10,968

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
Energy -- (Continued)
    Patterson-UTI Energy, Inc............................... 6,200  $   201,686
    Peabody Energy Corp.....................................   500       28,735
    Penn Virginia Corp...................................... 1,600       20,992
   *Petrohawk Energy Corp................................... 3,500      133,665
   *Petroleum Development Corp..............................   600       21,792
   *PetroQuest Energy, Inc.................................. 2,100       17,073
   *PHI, Inc................................................   400        8,612
   *Pioneer Drilling Co..................................... 1,900       30,913
    Pioneer Natural Resources Co............................ 2,300      213,877
   *Plains Exploration & Production Co...................... 2,100       81,921
    QEP Resources, Inc...................................... 2,300      100,809
   *Quicksilver Resources, Inc.............................. 1,800       25,470
   #Range Resources Corp....................................   600       39,096
  #*Rex Energy Corp......................................... 1,300       14,391
   *Rosetta Resources, Inc.................................. 1,300       67,301
   *Rowan Cos., Inc......................................... 2,000       78,340
  #*SandRidge Energy, Inc................................... 2,028       23,363
    Schlumberger, Ltd....................................... 1,072       96,877
    SEACOR Holdings, Inc....................................   700       70,252
  #*Seahawk Drilling, Inc...................................   360        1,541
    SM Energy Co............................................ 1,200       90,420
    Southern Union Co....................................... 1,300       55,900
   *Southwestern Energy Co..................................   600       26,736
    Spectra Energy Corp..................................... 1,345       36,342
   *Stone Energy Corp....................................... 1,546       50,183
    Sunoco, Inc............................................. 1,700       69,105
   *Superior Energy Services, Inc........................... 2,300       95,427
   *Swift Energy Corp.......................................   900       34,290
   *Tesoro Petroleum Corp................................... 4,103       99,662
   *Tetra Technologies, Inc................................. 3,100       39,897
   *TGC Industries, Inc.....................................   578        4,254
    Tidewater, Inc.......................................... 1,700       92,378
   *Toreador Resources Corp.................................   476        1,780
   *Union Drilling, Inc.....................................   800        8,920
   *Unit Corp............................................... 1,100       66,011
   *USEC, Inc............................................... 2,500        8,525
   *VAALCO Energy, Inc...................................... 1,700       11,322
    Valero Energy Corp...................................... 5,600      140,672
   *Venoco, Inc.............................................   623        7,918
   #W&T Offshore, Inc....................................... 2,200       59,620
   *Warren Resources, Inc................................... 1,500        6,105
   *Westmoreland Coal Co....................................   200        3,074
   *Whiting Petroleum Corp.................................. 1,400       82,040
    Williams Cos., Inc. (The)............................... 1,624       51,481
    World Fuel Services Corp................................ 1,800       67,734
                                                                    -----------
Total Energy................................................         12,200,629
                                                                    -----------
Financials -- (16.9%)
   *1st United Bancorp, Inc.................................   500        2,965
   *21st Century Holding Co.................................   200          532
    Abington Bancorp, Inc...................................   800        7,928
    Advance America Cash Advance Centers, Inc............... 1,700       11,985
   *Affiliated Managers Group, Inc..........................   700       73,031
   *Affirmative Insurance Holdings, Inc.....................   200          450
   *Allegheny Corp..........................................   216       71,153
    Alliance Financial Corp.................................    47        1,514
   *Allied World Assurance Co. Holdings AG..................   424       23,087
    Allstate Corp. (The).................................... 4,900      135,828
    Alterra Capital Holdings, Ltd........................... 1,880       40,965
   *Altisource Portfolio Solutions SA.......................   218        7,377
   *American Capital, Ltd................................... 6,128       59,258

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Financials -- (Continued)
    American Equity Investment Life Holding Co.................  1,700 $ 20,179
    American Express Co........................................  2,700  135,108
    American Financial Group, Inc..............................  2,700   91,746
    American National Bankshares, Inc..........................    200    3,738
    American National Insurance Co.............................    100    7,494
    Ameriprise Financial, Inc..................................  1,000   54,100
   *AMERISAFE, Inc.............................................    500   10,755
   *AmeriServe Financial, Inc..................................    560    1,238
    AON Corp...................................................  2,282  109,810
   *Arch Capital Group, Ltd....................................  1,278   43,196
   *Asset Acceptance Capital Corp..............................  1,000    4,940
    Associated Banc-Corp.......................................  3,800   51,870
    Asta Funding, Inc..........................................    300    2,361
    Astoria Financial Corp.....................................  2,600   30,290
   *Atlantic Coast Financial Corp..............................     29      158
   *Avatar Holdings, Inc.......................................    500    7,650
    BancFirst Corp.............................................    497   18,956
    Bancorp Rhode Island, Inc..................................    100    4,387
   *Bancorp, Inc...............................................    400    3,600
   #BancorpSouth, Inc..........................................  2,400   32,496
    Bank of America Corp....................................... 52,133  506,211
    Bank of Hawaii Corp........................................    900   40,329
    Bank of Kentucky Financial Corp............................    108    2,579
    Bank of New York Mellon Corp. (The)........................  9,600  241,056
    Bank of the Ozarks, Inc....................................    400   20,780
    BankFinancial Corp.........................................    800    6,520
    Banner Corp................................................    471    8,723
    BB&T Corp..................................................  5,900  151,512
    Beacon Federal Bancorp, Inc................................    224    3,125
   *Beneficial Mutual Bancorp, Inc.............................    100      783
    Berkshire Hills Bancorp, Inc...............................    727   15,936
   #BGC Partners, Inc. Class A.................................    800    6,552
    BlackRock, Inc.............................................    200   35,692
   *BofI Holding, Inc..........................................    218    3,051
    BOK Financial Corp.........................................    949   51,683
    Boston Private Financial Holdings, Inc.....................  2,700   18,711
   *Bridge Capital Holdings....................................    114    1,279
    Brookline Bancorp, Inc.....................................  2,000   17,100
   #Brooklyn Federal Bancorp, Inc..............................    100       83
    Brown & Brown, Inc.........................................  3,200   69,792
    Calamos Asset Management, Inc..............................    200    2,724
    California First National Bancorp..........................      3       47
    Camden National Corp.......................................    200    6,394
    Capital City Bank Group, Inc...............................    600    6,186
    Capital One Financial Corp.................................  3,900  186,420
    Capitol Federal Financial, Inc.............................  1,131   12,939
    Cardinal Financial Corp....................................    700    7,511
    Cash America International, Inc............................  1,000   55,960
    Cathay General Bancorp.....................................  1,600   22,176
   *CB Richard Ellis Group, Inc................................  1,100   23,980
    Center Bancorp, Inc........................................    448    4,498
    Charles Schwab Corp. (The).................................  1,920   28,666
    Chemical Financial Corp....................................    800   15,176
   *Chicopee Bancorp, Inc......................................     89    1,262
    Chubb Corp.................................................  2,912  181,942
    Cincinnati Financial Corp..................................  3,060   83,630
    Citigroup, Inc.............................................  7,064  270,834
   *Citizens Community Bancorp, Inc............................    300    1,821
   *Citizens, Inc..............................................  1,100    7,568
   #City Holding Co............................................    600   18,762
   #City National Corp.........................................  1,400   75,152

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Financials -- (Continued)
    CME Group, Inc.............................................   400  $115,676
    CNA Financial Corp......................................... 6,200   170,748
   #CoBiz Financial, Inc.......................................   800     4,920
   #Cohen & Steers, Inc........................................   104     4,111
    Columbia Banking System, Inc...............................   600    10,566
   *Comerica, Inc.............................................. 3,308   105,942
    Commerce Bancshares, Inc................................... 1,336    54,656
    Community Trust Bancorp, Inc...............................   500    13,560
    Consolidated-Tokoma Land Co................................   200     5,836
    Crawford & Co. Class A.....................................   200     1,008
    Cullen Frost Bankers, Inc..................................   920    49,570
    CVB Financial Corp......................................... 3,660    35,465
   #Delphi Financial Group, Inc. Class A....................... 1,500    40,380
    Dime Community Bancshares, Inc............................. 1,100    15,455
    Discover Financial Services................................ 9,000   230,490
  #*Dollar Financial Corp......................................   900    19,449
    Donegal Group, Inc. Class A................................   700     8,414
   *E*Trade Financial Corp..................................... 1,950    30,966
    East West Bancorp, Inc..................................... 1,935    35,914
   #Eaton Vance Corp...........................................   400    10,728
    Edelman Financial Group, Inc...............................   700     5,341
    Employers Holdings, Inc.................................... 1,500    22,290
   *Encore Capital Group, Inc..................................   900    24,615
    Endurance Specialty Holdings, Ltd.......................... 1,280    52,147
   *Enstar Group, Ltd..........................................   200    21,128
    Enterprise Financial Services Corp.........................   428     5,971
    Erie Indemnity Co..........................................   700    51,590
    ESB Financial Corp.........................................   572     7,653
    Everest Re Group, Ltd......................................   600    49,272
   *EZCORP, Inc................................................ 1,500    49,920
   #F.N.B. Corp................................................ 2,768    27,680
    FBL Financial Group, Inc. Class A..........................   800    25,184
    Federal Agricultural Mortgage Corp.........................   200     4,040
   #Federated Investors, Inc. Class B..........................   700    14,959
    Fidelity National Financial, Inc........................... 5,500    89,650
    Fifth Third Bancorp........................................ 6,945    87,854
   *First Acceptance Corp...................................... 1,000     1,660
    First American Financial Corp.............................. 2,600    41,574

    First Bancorp..............................................   600     5,910
    First Bancorp, Inc.........................................   147     2,165
    First Busey Corp........................................... 1,600     8,304
   *First Cash Financial Services, Inc.........................   844    36,520
    First Citizens BancShares, Inc.............................   400    72,048
    First Commonwealth Financial Corp.......................... 2,400    12,336
    First Community Bancshares, Inc............................   400     5,036
    First Financial Bancorp.................................... 2,100    33,621
   #First Financial Bankshares, Inc............................ 1,050    33,842
    First Financial Corp.......................................   500    16,545
    First Financial Holdings, Inc..............................   400     3,324
    First Horizon National Corp................................   212     1,906
   *First Marblehead Corp. (The)............................... 2,100     3,465
    First Midwest Bancorp, Inc................................. 1,400    16,688
    First Niagara Financial Group, Inc......................... 6,658    81,560
    First South Bancorp, Inc...................................   400     1,740
   *FirstCity Financial Corp...................................   400     2,832
    FirstMerit Corp............................................ 3,239    47,322
    Flagstone Reinsurance Holdings SA.......................... 2,200    19,602
    Flushing Financial Corp....................................   700     8,624
   *Forest City Enterprises, Inc. Class B......................   178     3,186
   *Forestar Group, Inc........................................   500     8,150
    Fox Chase Bancorp, Inc.....................................   563     7,527

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
    Franklin Resources, Inc..................................    500 $   63,480
    Fulton Financial Corp....................................  6,740     68,411
    Gallagher (Arthur J.) & Co...............................  1,600     44,992
    GAMCO Investors, Inc.....................................    160      7,739
   *Genworth Financial, Inc. Class A.........................  2,200     18,304
    German American Bancorp, Inc.............................    482      8,083
    GFI Group, Inc...........................................    800      3,632
    Glacier Bancorp, Inc.....................................  1,700     22,338
    Goldman Sachs Group, Inc. (The)..........................  3,640    491,291
    Great Southern Bancorp, Inc..............................    500      9,130
   *Greene Bancshares, Inc...................................    403      1,040
    Greenhill & Co., Inc.....................................    200      8,808
   *Greenlight Capital Re, Ltd...............................    900     22,284
   *Guaranty Bancorp.........................................    315        438
   *Hallmark Financial Services, Inc.........................    800      5,392
  #*Hampton Roads Bankshares, Inc............................      2         15
    Hancock Holding Co.......................................  1,936     63,791
    Hanover Insurance Group, Inc.............................  1,300     47,073
    Harleysville Group, Inc..................................    849     25,657
   *Harris & Harris Group, Inc...............................  1,000      5,100
    Hartford Financial Services Group, Inc...................  3,838     89,886
    HCC Insurance Holdings, Inc..............................  2,600     78,338
    Heartland Financial USA, Inc.............................    310      4,976
  #*Heritage Commerce Corp...................................    600      2,994
    Heritage Financial Corp..................................    249      3,244
    Heritage Financial Group, Inc............................    114      1,343
    HF Financial Corp........................................     99      1,019
   *Home Bancorp, Inc........................................    200      2,916
    Home Federal Bancorp, Inc................................    615      6,574
    Horace Mann Educators Corp...............................  1,200     17,472
    Hudson City Bancorp, Inc.................................  7,200     59,400
    Huntington Bancshares, Inc............................... 14,280     86,323
    IBERIABANK Corp..........................................    700     35,679
   *ICG Group, Inc...........................................  1,300     14,365
    Independent Bank Corp....................................    618     16,408
   *IntercontinentalExchange, Inc............................    177     21,824
    International Bancshares Corp............................  1,400     23,548
   *Intervest Bancshares Corp................................    200        684
   *INTL FCStone, Inc........................................    500     11,490
   *Investment Technology Group, Inc.........................  1,300     15,821
   *Investors Bancorp, Inc...................................  3,832     53,035
    Janus Capital Group, Inc.................................  2,400     20,256
    Jefferies Group, Inc.....................................  2,700     51,057
    Jones Lang LaSalle, Inc..................................    900     76,608
    JPMorgan Chase & Co...................................... 33,109  1,339,259
    Kaiser Federal Financial Group, Inc......................    287      3,665
   #KBW, Inc.................................................    100      1,710
    Kearny Financial Corp....................................  1,800     16,866
    KeyCorp.................................................. 15,000    120,600
    Lakeland Bancorp, Inc....................................    840      8,358
    Lakeland Financial Corp..................................    508     11,455
    Legg Mason, Inc..........................................  1,927     56,692
   #Leucadia National Corp...................................  1,800     60,606
    Lincoln National Corp....................................  4,300    113,950
    LNB Bancorp, Inc.........................................    200      1,026
    M&T Bank Corp............................................  1,997    172,221
    MainSource Financial Group, Inc..........................    700      6,468
   *Markel Corp..............................................    200     80,084
    MarketAxess Holdings, Inc................................    896     23,412
   *Marlin Business Services Corp............................    400      4,992
    Marsh & McLennan Cos., Inc...............................  2,200     64,878

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Financials -- (Continued)
   *Maui Land & Pineapple Co., Inc.............................    240 $  1,246
   #MB Financial, Inc..........................................  1,200   24,228
  #*MBIA, Inc..................................................  1,200   11,040
    MCG Capital Corp...........................................  2,300   12,811
    Meadowbrook Insurance Group, Inc...........................  1,400   13,160
    Medallion Financial Corp...................................    600    5,568
    Merchants Bancshares, Inc..................................    114    3,014
    Mercury General Corp.......................................  1,600   59,424
    MetLife, Inc...............................................  6,648  273,964
   *MF Global Holdings, Ltd....................................    700    5,159
    MidSouth Bancorp, Inc......................................     72      974
    MidWestOne Financial Group, Inc............................    196    2,864
    Montpelier Re Holdings, Ltd................................    400    6,904
    Moody's Corp...............................................    600   21,366
    Morgan Stanley............................................. 13,180  293,255
   *MSCI, Inc..................................................    500   17,745
  #*Nara Bancorp, Inc..........................................    900    7,227
   *NASDAQ OMX Group, Inc. (The)...............................  2,100   50,547
    National Interstate Corp...................................    500   11,205
    National Penn Bancshares, Inc..............................  2,248   18,074
    National Western Life Insurance Co. Class A................     11    1,885
   *Navigators Group, Inc. (The)...............................    600   28,284
   #NBT Bancorp, Inc...........................................  1,100   24,244
    Nelnet, Inc. Class A.......................................  1,000   20,160
    New England Bancshares, Inc................................    200    1,926
    New Westfield Financial, Inc...............................  1,200    9,720
   #New York Community Bancorp, Inc............................  7,231   97,835
   *NewStar Financial, Inc.....................................    332    3,532
    Northeast Community Bancorp, Inc...........................    500    3,330
    Northern Trust Corp........................................    700   31,434
    Northrim Bancorp, Inc......................................    200    3,948
    Northwest Bancshares, Inc..................................  3,600   44,244
    NYSE Euronext, Inc.........................................  4,100  137,186
    Ocean Shore Holding Co.....................................    183    2,225
    OceanFirst Financial Corp..................................    600    8,070
   *Ocwen Financial Corp.......................................  3,500   45,115
    Old National Bancorp.......................................  2,100   21,420
    Old Republic International Corp............................  7,100   74,124
  #*Old Second Bancorp, Inc....................................    400      508
    OneBeacon Insurance Group, Ltd.............................    800   10,192
    Oppenheimer Holdings, Inc. Class A.........................    400   10,352
    optionsXpress Holdings, Inc................................    900   13,590
    Oriental Financial Group, Inc..............................    200    2,484
    Pacific Continental Corp...................................     68      669
  #*Pacific Mercantile Bancorp.................................    400    1,820
    PacWest Bancorp............................................    900   17,865
    Park National Corp.........................................    540   33,286
    PartnerRe, Ltd.............................................    600   40,092
    Peapack-Gladstone Financial Corp...........................    184    2,064
  #*Penson Worldwide, Inc......................................    100      306
    Peoples Bancorp, Inc.......................................    400    4,772
    People's United Financial, Inc.............................  7,100   90,028
   *PHH Corp...................................................    200    3,752
   *Phoenix Cos., Inc. (The)...................................    800    1,920
   *PICO Holdings, Inc.........................................    700   19,117
  #*Pinnacle Financial Partners, Inc...........................    638    9,730
  #*PMI Group, Inc. (The)......................................    600      600
    PNC Financial Services Group, Inc..........................  4,300  233,447
   *Popular, Inc...............................................  1,100    2,640
  #*Portfolio Recovery Associates, Inc.........................    500   40,465
   #PrivateBancorp, Inc........................................    700    8,253

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Financials -- (Continued)
   *ProAssurance Corp..........................................    900 $ 62,685
    Progressive Corp...........................................  2,500   49,200
    Prosperity Bancshares, Inc.................................  1,200   49,836
    Protective Life Corp.......................................  2,800   59,528
    Provident Financial Services, Inc..........................  2,100   29,106
    Provident New York Bancorp.................................  1,600   12,064
    Prudential Financial, Inc..................................  4,000  234,720
   #Pulaski Financial Corp.....................................    143    1,024
    QC Holdings, Inc...........................................    500    2,285
    Radian Group, Inc..........................................    200      634
   #Raymond James Financial, Inc...............................  2,026   64,346
    Regions Financial Corp..................................... 16,700  101,703
    Reinsurance Group of America, Inc..........................  1,425   82,949
    RenaissanceRe Holdings, Ltd................................    620   43,146
    Renasant Corp..............................................    700   10,710
    Resource America, Inc......................................    500    2,935
   *Riverview Bancorp, Inc.....................................    500    1,515
   #RLI Corp...................................................    660   41,679
    Rockville Financial, Inc...................................    910    9,236
   *Rodman & Renshaw Capital Group, Inc........................    900    1,377
    Roma Financial Corp........................................    210    2,052
    S&T Bancorp, Inc...........................................    700   13,314
    S.Y. Bancorp, Inc..........................................    500   11,355
    Safety Insurance Group, Inc................................    500   20,300
    Sandy Spring Bancorp, Inc..................................    500    8,935
    SeaBright Holdings, Inc....................................    600    5,454
    SEI Investments Co.........................................    600   11,868
    Selective Insurance Group, Inc.............................  1,800   29,502
    Sierra Bancorp.............................................    286    3,295
    Simmons First National Corp................................    600   14,496
   *Southern Community Financial Corp..........................    501      752
    Southside Bancshares, Inc..................................    488    9,677
  #*Southwest Bancorp, Inc.....................................    600    3,720
  #*St. Joe Co. (The)..........................................    405    7,173
    StanCorp Financial Group, Inc..............................  1,400   46,564
    State Auto Financial Corp..................................  1,400   23,212
    State Bancorp, Inc.........................................    500    6,500
    State Street Corp..........................................  1,300   53,911
   #Sterling Bancorp...........................................    500    4,725
   #Stewart Information Services Corp..........................    400    4,240
   *Stifel Financial Corp......................................  1,374   52,157
   #Suffolk Bancorp............................................    200    2,424
   *Sun Bancorp, Inc...........................................    771    2,406
    SunTrust Banks, Inc........................................  4,500  110,205
    Susquehanna Bancshares, Inc................................  2,316   17,439
   *SVB Financial Group........................................  1,300   79,326
    SWS Group, Inc.............................................    600    3,270
    Synovus Financial Corp.....................................  3,400    6,222
    T. Rowe Price Group, Inc...................................    600   34,080
   *Taylor Capital Group, Inc..................................    400    3,176
    TCF Financial Corp.........................................  2,900   36,888
    TD Ameritrade Holding Corp.................................    800   14,688
   *Tejon Ranch Co.............................................    451   14,473
   *Texas Capital Bancshares, Inc..............................    900   24,597
   *Thomas Properties Group, Inc...............................    500    1,625
    Tompkins Financial Corp....................................    430   17,372
   #Tower Group, Inc...........................................    700   16,002
    Transatlantic Holdings, Inc................................  1,800   92,178
    Travelers Cos., Inc. (The).................................  3,808  209,935
   *Tree.com, Inc..............................................    500    2,785
   #TriCo Bancshares...........................................    500    7,410

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
Financials -- (Continued)
    Trustco Bank Corp.......................................  2,160 $     9,979
    Trustmark Corp..........................................  1,700      37,043
    U.S. Bancorp............................................  7,300     190,238
    UMB Financial Corp......................................  1,400      58,100
    Umpqua Holdings Corp....................................  1,900      21,584
    Union Bankshares, Inc...................................     64       1,270
    Union First Market Bankshares Corp......................    400       4,980
   #United Bankshares, Inc..................................  1,400      33,404
    *United Community Banks, Inc............................     41         448
    United Financial Bancorp, Inc...........................    520       8,107
    United Fire & Casualty Co...............................    700      12,005
    Unitrin, Inc............................................  1,900      53,523
    Univest Corp. of Pennsylvania...........................    600       8,922
   #Unum Group..............................................  5,700     139,023
   #Valley National Bancorp.................................  5,216      68,590
    ViewPoint Financial Group...............................    571       7,434
   *Virginia Commerce Bancorp, Inc..........................    440       2,803
    Waddell & Reed Financial, Inc...........................    800      29,360
    Washington Banking Co...................................    290       3,761
    Washington Federal, Inc.................................  3,100      52,421
    Washington Trust Bancorp, Inc...........................    517      11,777
   *Waterstone Financial, Inc...............................  1,000       2,520
    Webster Financial Corp..................................    900      18,378
    Wells Fargo & Co........................................ 27,071     756,364
    West Bancorporation, Inc................................    700       6,979
   *West Coast Bancorp......................................    131       2,133
    Westamerica Bancorporation..............................    500      23,465
  #*Western Alliance Bancorp................................    600       4,218
    White Mountains Insurance Group, Ltd....................    300     126,417
   *Wilshire Bancorp, Inc...................................    300         990
   #Wintrust Financial Corp.................................    500      17,090
   *World Acceptance Corp...................................    400      25,488
   #WR Berkley Corp.........................................  2,900      89,291
    Zions Bancorporation....................................  3,000      65,700
   *ZipRealty, Inc..........................................    800       2,168
                                                                    -----------
Total Financials............................................         14,695,188
                                                                    -----------
Industrials -- (14.7%)
   *3D Systems Corp.........................................    400       8,564
    3M Co...................................................  1,200     104,568
   #A.O. Smith Corp.........................................    850      35,250
   #AAON, Inc...............................................    840      19,051
    AAR Corp................................................  1,100      32,274
    ABM Industries, Inc.....................................  1,400      31,500
   *Acacia Technologies Group...............................    300      12,876
   *ACCO Brands Corp........................................  1,280      10,970
    Actuant Corp. Class A...................................  1,600      39,536
    Acuity Brands, Inc......................................    400      19,476
   *Advisory Board Co. (The)................................    200      10,708
   *Aerovironment, Inc......................................    700      20,181
   *AGCO Corp...............................................  1,300      61,646
   *Air Transport Services Group, Inc.......................    600       2,988
    Alamo Group, Inc........................................    400       9,564
  #*Alaska Air Group, Inc...................................    800      48,896
    Albany International Corp...............................    860      22,850
    Alexander & Baldwin, Inc................................  1,300      62,673
    Alliant Techsystems, Inc................................    527      34,376
   *Allied Defense Group, Inc...............................    300       1,005
   *Altra Holdings, Inc.....................................  1,300      28,912
   *Amerco, Inc.............................................    700      63,098
   *American Railcar Industries, Inc........................    600      14,034

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
   *American Reprographics Co..................................   900  $  6,147
    American Science & Engineering, Inc........................   200    16,226
    American Woodmark Corp.....................................   490     8,144
    Ameron International Corp..................................   340    28,931
    Ametek, Inc................................................   750    31,875
    Ampco-Pittsburgh Corp......................................   300     7,815
   #Apogee Enterprises, Inc.................................... 1,100    12,595
   #Arkansas Best Corp.........................................   900    21,654
   *Armstrong World Industries, Inc............................ 1,149    45,385
   *Astec Industries, Inc......................................   700    26,264
   *Astronics Corp.............................................   400    12,756
   *Atlas Air Worldwide Holdings, Inc..........................   850    44,531
    Avery Dennison Corp........................................ 1,326    41,835
  #*Avis Budget Group, Inc..................................... 2,700    40,797
    AZZ, Inc...................................................   300    15,009
    Badger Meter, Inc..........................................   200     7,298
   *Baldwin Technology Co. Class A.............................   300       330
   #Barnes Group, Inc.......................................... 1,200    29,220
    Barrett Business Services, Inc.............................   300     4,476
   *BE Aerospace, Inc.......................................... 1,500    59,700
   *Beacon Roofing Supply, Inc.................................   200     4,276
    Belden, Inc................................................ 1,400    51,590
   *Blount International, Inc..................................   700    11,641
   *BlueLinx Holdings, Inc..................................... 2,045     4,601
    Boeing Co. (The)........................................... 1,200    84,564
    Brady Co. Class A.......................................... 1,500    44,400
    Briggs & Stratton Corp..................................... 1,400    23,996
   #Brink's Co. (The).......................................... 1,497    44,670
    C.H. Robinson Worldwide, Inc...............................   300    21,693
   *CAI International, Inc.....................................   600    10,530
    Carlisle Cos., Inc......................................... 2,000    86,460
    Cascade Corp...............................................   400    19,996
   *Casella Waste Systems, Inc.................................   700     4,403
    Caterpillar, Inc........................................... 1,400   138,306
  #*CBIZ, Inc.................................................. 1,800    13,428
    CDI Corp...................................................   700     9,072
   *CECO Environmental Corp....................................   200     1,512
   *Celadon Group, Inc.........................................   500     6,840
   *Cenveo, Inc................................................   300     1,737
   *Ceradyne, Inc..............................................   600    19,446
   *Chart Industries, Inc......................................    83     4,404
    Chase Corp.................................................   200     2,804
   #Cintas Corp................................................ 2,200    71,610
    CIRCOR International, Inc..................................   500    21,625
    CLAROC, Inc................................................   900    39,654
   *Clean Harbors, Inc.........................................   400    21,100
   *Colfax Corp................................................   900    24,363
   *Columbus McKinnon Corp.....................................   500     8,225
    Comfort Systems USA, Inc................................... 1,200    12,528
   *Commercial Vehicle Group, Inc..............................   400     4,240
   *Consolidated Graphics, Inc.................................   500    25,795
    Con-way, Inc............................................... 1,428    52,293
    Cooper Industries P.L.C....................................   883    46,190
   *Copart, Inc................................................   580    25,201
    Corporate Executive Board Co...............................   300    12,195
   *Corrections Corp. of America............................... 3,400    72,964
  #*CoStar Group, Inc..........................................   358    21,036
    Courier Corp...............................................   500     4,805
    Covanta Holding Corp....................................... 4,200    72,576
   *Covenant Transportation Group, Inc.........................   100       587
   *CRA International, Inc.....................................   300     8,064

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
    Crane Co...................................................  1,100 $ 50,952
    CSX Corp...................................................  8,700  213,759
    Cubic Corp.................................................    800   38,832
    Cummins, Inc...............................................    500   52,440
    Curtiss-Wright Corp........................................  1,000   31,960
    Danaher Corp...............................................  2,000   98,220
    Deere & Co.................................................    800   62,808
    Deluxe Corp................................................    700   16,478
   *DigitalGlobe, Inc..........................................    400   10,448
    Donaldson Co., Inc.........................................    400   22,152
    Dover Corp.................................................  2,500  151,175
    Ducommun, Inc..............................................    300    6,600
   #Dun & Bradstreet Corp. (The)...............................    200   14,510
   *DXP Enterprises, Inc.......................................    200    5,438
   *Dycom Industries, Inc......................................  1,300   22,152
    Dynamic Materials Corp.....................................    200    4,240
  #*Eagle Bulk Shipping, Inc...................................  2,300    5,428
    Eastern Co.................................................    142    2,547
    Eaton Corp.................................................  1,800   86,310
   *EMCOR Group, Inc...........................................  1,600   44,672
    Emerson Electric Co........................................  1,500   73,635
   #Encore Wire Corp...........................................    700   15,407
  #*Energy Conversion Devices, Inc.............................    800      840
   *EnerSys....................................................  1,600   51,168
    Ennis, Inc.................................................    500    8,770
   *EnPro Industries, Inc......................................    600   27,744
    Equifax, Inc...............................................  1,800   61,848
    ESCO Technologies, Inc.....................................    800   27,744
   *Esterline Technologies Corp................................  1,000   76,370
    Expeditors International of Washington, Inc................    700   33,404
   *Exponent, Inc..............................................    500   20,905
   #Fastenal Co................................................  1,200   40,380
    Federal Signal Corp........................................  1,700    9,826
   #FedEx Corp.................................................  2,468  214,420
   *Flanders Corp..............................................    700    2,310
   *Flow International Corp....................................    920    3,137
    Flowserve Corp.............................................    500   49,690
    Fluor Corp.................................................    644   40,913
    Forward Air Corp...........................................    800   24,928
   *Franklin Covey Co..........................................    700    7,840
    Franklin Electric Co., Inc.................................    700   30,555
  #*FTI Consulting, Inc........................................  1,000   36,290
   *FuelCell Energy, Inc.......................................  1,500    1,995
   *Furmanite Corp.............................................    800    6,272
    G & K Services, Inc. Class A...............................    600   20,442
    Gardner Denver Machinery, Inc..............................  1,100   93,819
    GATX Corp..................................................  1,600   63,088
   *GenCorp, Inc...............................................  1,200    6,792
  #*General Cable Corp.........................................    500   19,885
    General Dynamics Corp......................................  1,700  115,838
    General Electric Co........................................ 50,400  902,664
   *Genesee & Wyoming, Inc.....................................  1,100   60,544
   *GEO Group, Inc. (The)......................................  1,630   33,904
   *GeoEye, Inc................................................    600   23,976
  #*Gibraltar Industries, Inc..................................    800    8,224
    Goodrich Corp..............................................    300   28,542
   #Gorman-Rupp Co. (The)......................................    625   20,362
   *GP Strategies Corp.........................................    600    7,770
    Graco, Inc.................................................    600   26,358
   *Graftech International, Ltd................................  1,400   26,964
    Graham Corp................................................    250    4,920

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
    Granite Construction, Inc..................................   400  $  9,352
    Great Lakes Dredge & Dock Corp............................. 1,000     5,950
   *Greenbrier Cos., Inc.......................................   700    14,084
   *H&E Equipment Services, Inc................................   400     4,800
    Hardinge, Inc..............................................   300     3,285
    Harsco Corp................................................ 2,094    57,397
   *Hawaiian Holdings, Inc..................................... 1,200     5,640
    Healthcare Services Group, Inc.............................   630     9,885
    Heartland Express, Inc..................................... 2,400    36,768
    #HEICO Corp................................................   468    24,458
    HEICO Corp. Class A........................................   762    28,194
    Heidrick & Struggles International, Inc....................   400    10,640
   *Heritage-Crystal Clean, Inc................................    99     1,984
    Herman Miller, Inc.........................................   600    13,806
   *Hertz Global Holdings, Inc.................................   800    11,256
   *Hexcel Corp................................................ 1,100    26,334
   *Hill International, Inc....................................   900     4,833
   #HNI Corp...................................................   600    12,546
    Honeywell International, Inc............................... 1,400    74,340
   #Horizon Lines, Inc.........................................   800       840
    Houston Wire & Cable Co....................................   221     3,516
   *Hub Group, Inc. Class A....................................   700    24,836
    Hubbell, Inc. Class B...................................... 1,400    83,258
   *Hudson Highland Group, Inc.................................   700     4,193
   *Huntington Ingalls Industries, Inc.........................   499    16,707
   *Hurco Cos., Inc............................................   200     5,884
   *Huron Consulting Group, Inc................................   200     6,474
    IDEX Corp.................................................. 2,120    87,938
   *IHS, Inc...................................................   300    22,107
   *II-VI, Inc................................................. 1,400    35,042
    Illinois Tool Works, Inc................................... 1,200    59,760
    Ingersoll-Rand P.L.C....................................... 3,300   123,486
  #*InnerWorkings, Inc.........................................   440     3,225
   *Innovative Solutions & Support, Inc........................   400     2,140
   *Insituform Technologies, Inc............................... 1,200    24,060
    Insperity, Inc.............................................   600    17,532
    Insteel Industries, Inc....................................   600     6,876
   *Integrated Electrical Services, Inc........................   500     1,655
    Interface, Inc. Class A.................................... 1,885    30,198
   *Interline Brands, Inc...................................... 1,100    18,403
    International Shipholding Corp.............................   200     4,118
    Intersections, Inc.........................................   500     9,710
   #Iron Mountain, Inc......................................... 2,600    82,238
    ITT Industries, Inc........................................   817    43,579
    J.B. Hunt Transport Services, Inc..........................   520    23,525
   *Jacobs Engineering Group, Inc..............................   400    15,656
  #*JetBlue Airways Corp....................................... 5,900    28,261
    John Bean Technologies Corp................................   329     5,810
    Joy Global, Inc............................................   500    46,960
   *Kadant, Inc................................................   400    10,524
    Kaman Corp. Class A........................................   600    21,372
   *Kansas City Southern....................................... 1,600    94,960
   *KAR Auction Services, Inc..................................   319     5,672
    Kaydon Corp................................................   800    28,520
   *Kelly Services, Inc. Class A............................... 1,032    16,151
    Kennametal, Inc............................................ 2,300    90,689
   *Key Technology, Inc........................................   200     3,248
   *Kforce, Inc................................................ 1,300    17,914
    Kimball International, Inc. Class B........................   600     3,600
   *Kirby Corp................................................. 1,500    87,480
    Knight Transportation, Inc................................. 1,400    22,036

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
    Knoll, Inc.................................................   500  $  9,125
   *Korn/Ferry International................................... 1,200    25,848
   *Kratos Defense & Security Solutions, Inc................... 1,253    13,624
    L-3 Communications Holdings, Inc........................... 1,600   126,592
    Landstar System, Inc.......................................   400    17,940
    Lawson Products, Inc.......................................   185     3,454
   *Layne Christensen Co.......................................   500    14,655
    LB Foster Co. Class A......................................   400    13,900
    Lennox International, Inc..................................   560    20,709
    Lincoln Electric Holdings, Inc............................. 2,208    75,558
   #Lindsay Corp...............................................   512    32,410
   *LMI Aerospace, Inc.........................................   300     6,897
   #Lockheed Martin Corp.......................................   600    45,438
    LSI Industries, Inc........................................   700     5,824
   *Lydall, Inc................................................   400     4,832
   *M&F Worldwide Corp.........................................   400    10,024
   *Manitex International, Inc.................................   225     1,125
    Manitowoc Co., Inc. (The).................................. 5,700    79,743
    Manpower, Inc.............................................. 1,040    52,541
    Marten Transport, Ltd......................................   600    12,342
   #Masco Corp................................................. 5,100    53,805
   *MasTec, Inc................................................ 1,900    39,672
    McGrath Rentcorp...........................................   700    18,221
   *Meritor, Inc............................................... 1,377    18,590
   *Metalico, Inc.............................................. 1,567     8,587
    Met-Pro Corp...............................................   533     5,618
   *MFRI, Inc..................................................   200     1,856
   *Michael Baker Corp.........................................   300     6,258
  #*Microvision, Inc...........................................   600       654
   *Middleby Corp..............................................   379    32,018
    Miller Industries, Inc.....................................   300     4,914
   #Mine Safety Appliances Co.................................. 1,000    34,120
  #*Mobile Mini, Inc........................................... 1,000    21,110
   *Moog, Inc.................................................. 1,100    45,045
   *Moog, Inc. Class B.........................................   138     5,658
    MSC Industrial Direct Co., Inc. Class A....................   100     6,178
    Mueller Industries, Inc.................................... 1,100    41,283
    Mueller Water Products, Inc................................ 2,245     7,341
    NACCO Industries, Inc. Class A.............................   200    18,176
    National Technical Systems, Inc............................   300     1,809
   *Navigant Consulting, Inc................................... 1,600    18,832
   *NN, Inc....................................................   700     8,246
    Nordson Corp............................................... 1,000    51,030
    Norfolk Southern Corp...................................... 3,680   278,576
    Northrop Grumman Corp...................................... 2,795   169,125
   *Northwest Pipe Co..........................................   100     3,005
   *Old Dominion Freight Line, Inc............................. 1,200    44,460
   *Omega Flex, Inc............................................   169     2,192
   *On Assignment, Inc......................................... 1,800    18,360
   *Orbital Sciences Corp...................................... 1,400    24,248
   *Orion Energy Systems, Inc..................................   900     3,303
   *Orion Marine Group, Inc.................................... 1,000     8,690
   *Oshkosh Corp...............................................   700    17,374
   *Owens Corning, Inc......................................... 2,800    99,624
   *P.A.M. Transportation Services, Inc........................   300     2,910
    PACCAR, Inc................................................   750    32,108
  #*Pacer International, Inc...................................   600     3,204
    Parker Hannifin Corp.......................................   800    63,216
   *Patriot Transportation Holding, Inc........................    42       973
    Pentair, Inc............................................... 1,740    64,049
   *Pinnacle Airlines Corp.....................................   600     2,394

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
   #Pitney Bowes, Inc..........................................    700 $ 15,085
  #*PMFG, Inc..................................................    300    5,631
   *Powell Industries, Inc.....................................    300   11,562
   *PowerSecure International, Inc.............................    500    3,425
    Precision Castparts Corp...................................    200   32,276
    Preformed Line Products Co.................................    191   11,911
   *Quality Distribution, Inc..................................    700    8,050
    Quanex Building Products Corp..............................  1,300   20,371
   *Quanta Services, Inc.......................................  1,200   22,224
   #R. R. Donnelley & Sons Co..................................  3,900   73,359
    Raven Industries, Inc......................................    300   15,849
    Raytheon Co................................................  1,900   84,987
   *RBC Bearings, Inc..........................................    700   26,579
   *RCM Technologies, Inc......................................    400    2,212
    Regal-Beloit Corp..........................................  1,200   72,756
    Republic Services, Inc.....................................  4,310  125,119
    Resources Connection, Inc..................................    900   11,718
    Robbins & Myers, Inc.......................................  1,536   74,097
    Robert Half International, Inc.............................    460   12,595
    Rockwell Automation, Inc...................................    700   50,232
    Rockwell Collins, Inc......................................    500   27,545
    Rollins, Inc...............................................  1,260   24,053
    Roper Industries, Inc......................................  1,300  106,119
   *Rush Enterprises, Inc. Class A.............................    750   14,992
    Ryder System, Inc..........................................  1,700   95,744
   *Sauer-Danfoss, Inc.........................................  2,100   99,750
    Schawk, Inc................................................    800   12,632
  #*School Specialty, Inc......................................    400    4,808
   *Shaw Group, Inc............................................    800   20,704
    Simpson Manufacturing Co., Inc.............................  1,600   45,280
    SkyWest, Inc...............................................  1,600   20,576
   *SL Industries, Inc.........................................    200    4,872
    Snap-on, Inc...............................................  1,200   68,232
    Southwest Airlines Co...................................... 15,063  150,027
   *Spirit Aerosystems Holdings, Inc...........................  1,500   30,735
    SPX Corp...................................................    800   60,192
   *Standard Parking Corp......................................    200    3,328
   #Standard Register Co.......................................    700    2,100
    Standex International Corp.................................    300    9,657
    Stanley Black & Decker, Inc................................  2,004  131,803
    Steelcase, Inc. Class A....................................  2,400   23,832
  #*Stericycle, Inc............................................    300   24,636
   *Sterling Construction Co., Inc.............................    400    5,120
    Sun Hydraulics, Inc........................................    300    8,553
   *SunPower Corp. Class B.....................................    258    3,911
    Superior Uniform Group, Inc................................    200    2,338
   *SYKES Enterprises, Inc.....................................  1,500   28,950
   *Sypris Solutions, Inc......................................    700    2,548
    TAL International Group, Inc...............................  1,100   34,034
   *Taser International, Inc...................................    900    3,699
   *Team, Inc..................................................    500   13,375
   *Tecumseh Products Co. Class A..............................    300    3,066
   *Teledyne Technologies, Inc.................................    800   43,384
    Tennant Co.................................................    300   12,843
   *Terex Corp.................................................  1,200   26,652
   *Tetra Tech, Inc............................................  1,300   28,600
   #Textron, Inc...............................................  2,314   53,523
   *Thomas & Betts Corp........................................  1,500   73,170
    Timken Co..................................................  1,500   65,505
   #Titan International, Inc...................................  1,230   31,082
   *Titan Machinery, Inc.......................................    400   10,564

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ -----------
Industrials -- (Continued)
    Toro Co.................................................   400  $    21,532
    Towers Watson & Co......................................   200       12,230
   *TRC Cos., Inc...........................................   700        3,906
    Tredegar Industries, Inc................................   800       15,248
   *Trex Co., Inc...........................................   400        8,432
    Trinity Industries, Inc................................. 1,900       56,601
    Triumph Group, Inc...................................... 1,120       60,301
   *TrueBlue, Inc........................................... 1,500       22,515
    Tutor Perini Corp.......................................   600        9,468
    Twin Disc, Inc..........................................   400       15,200
   #Tyco International, Ltd.................................   830       36,761
   *Ultralife Corp..........................................   400        1,880
    UniFirst Corp...........................................   440       24,134
    Union Pacific Corp...................................... 3,900      399,672
   *United Continental Holdings, Inc........................ 1,700       30,804
    United Parcel Service, Inc.............................. 1,100       76,142
  #*United Rentals, Inc.....................................   425        9,779
    United Stationers, Inc.................................. 1,500       48,135
    United Technologies Corp................................ 1,855      153,668
    Universal Forest Products, Inc..........................   600       17,682
   *URS Corp................................................ 1,400       57,162
   *US Airways Group, Inc................................... 2,300       14,352
    US Ecology, Inc.........................................   400        6,756
  #*USG Corp................................................ 1,800       20,484
    Valmont Industries, Inc.................................   500       48,675
   *Verisk Analytics, Inc. Class A..........................   350       11,655
   *Versar, Inc.............................................   300          903
    Viad Corp...............................................   700       14,511
    Vicor Corp..............................................   900       12,663
    Virco Manufacturing Corp................................   485        1,232
   *Volt Information Sciences, Inc..........................   900        8,190
   #W.W. Grainger, Inc......................................   320       47,478
   *Wabash National Corp....................................   143        1,074
    Wabtec Corp.............................................   900       58,068
   #Waste Connections, Inc.................................. 3,000       96,720
   #Waste Management, Inc................................... 2,274       71,608
    Watsco, Inc. Class A....................................   400       23,672
    Watsco, Inc. Class B....................................    72        4,280
    Watts Water Technologies, Inc........................... 1,000       33,530
   *WCA Waste Corp..........................................   600        3,414
   #Werner Enterprises, Inc................................. 2,300       54,165
   *WESCO International, Inc................................   600       30,414
    Woodward, Inc........................................... 1,000       34,500
                                                                    -----------
Total Industrials...........................................         12,830,294
                                                                    -----------
Information Technology -- (14.4%)
   *Accenture P.L.C. Class A................................   500       29,570
    Activision Blizzard, Inc................................ 4,580       54,227
   *Actuate Corp............................................ 1,300        7,891
   *ADDvantage Technologies Group, Inc......................   400        1,048
   *Adobe Systems, Inc...................................... 1,100       30,492
   *ADPT Corp............................................... 4,700       13,959
    Adtran, Inc.............................................   800       26,472
   *Advanced Analogic Technologies, Inc..................... 1,200        7,260
   *Advanced Energy Industries, Inc......................... 1,600       16,976
  #*Advanced Micro Devices, Inc............................. 2,500       18,350
   *Advanced Photonix, Inc..................................   600          672
  #*Advent Software, Inc....................................   800       18,584
   *Aehr Test Systems.......................................   200          286
   *Agilysys, Inc...........................................   900        8,613
   *Akamai Technologies, Inc................................   743       17,995

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (Continued)
    Altera Corp................................................  1,600 $ 65,408
    American Software, Inc. Class A............................    900    7,704
   *Amkor Technology, Inc......................................  1,800    9,594
    Amphenol Corp..............................................    600   29,334
  #*Amtech Systems, Inc........................................    400    7,180
   *Anadigics, Inc.............................................  1,600    5,024
    Analog Devices, Inc........................................  1,100   37,840
   *Anaren, Inc................................................    500   10,005
    Anixter International, Inc.................................    900   56,178
   *ANSYS, Inc.................................................    500   25,300
  #*AOL, Inc...................................................  1,187   20,393
   *Apple, Inc.................................................  1,600  624,768
    Applied Materials, Inc.....................................  4,200   51,744
   *Applied Micro Circuits Corp................................  2,100   13,251
   *Ariba, Inc.................................................  2,000   66,140
   *Arris Group, Inc...........................................  3,660   43,920
   *Arrow Electronics, Inc.....................................  3,000  104,250
   *Atmel Corp.................................................  3,400   41,140
   *ATMI, Inc..................................................  1,100   20,515
   *AuthenTec, Inc.............................................    500    1,300
   *Autodesk, Inc..............................................    900   30,960
    Automatic Data Processing, Inc.............................  1,200   61,788
   *Aviat Networks, Inc........................................    949    3,673
   *Avid Technology, Inc.......................................    900   11,781
   *Avnet, Inc.................................................  2,400   70,320
    AVX Corp...................................................  3,700   51,504
   *Aware, Inc.................................................    900    3,195
   *Axcelis Technologies, Inc..................................  2,723    4,520
   *AXT, Inc...................................................    800    6,984
    Bel Fuse, Inc. Class B.....................................    300    5,706
   *Benchmark Electronics, Inc.................................  2,100   30,765
    Black Box Corp.............................................    600   17,094
   *Blue Coat Systems, Inc.....................................    400    8,060
   *BMC Software, Inc..........................................    800   34,576
   *Bottomline Technologies, Inc...............................    900   20,961
   *Brightpoint, Inc...........................................  1,900   17,271
   *Broadcom Corp..............................................  1,100   40,777
    Broadridge Financial Solutions, Inc........................    800   18,448
   *Brocade Communications Systems, Inc........................  8,600   47,128
   *Brooks Automation, Inc.....................................  2,200   20,922
   *BSQUARE Corp...............................................    300    1,872
   *BTU International, Inc.....................................    300    2,151
    CA, Inc....................................................  2,200   49,060
  #*Cabot Microelectronics Corp................................    700   27,083
   *CACI International, Inc....................................  1,000   59,080
  #*Cadence Design Systems, Inc................................  2,640   27,271
   *CalAmp Corp................................................    500    1,885
   *Calix, Inc.................................................     90    1,651
  #*Callidus Software, Inc.....................................  1,100    5,654
   *Cardtronics, Inc...........................................    400    9,192
    Cass Information Systems, Inc..............................     60    2,252
   *CEVA, Inc..................................................  1,000   30,220
   *Checkpoint Systems, Inc....................................  1,300   20,410
  #*Cirrus Logic, Inc..........................................  1,200   18,216
    Cisco Sytems, Inc.......................................... 16,450  262,706
   *Citrix Systems, Inc........................................    400   28,816
    Cognex Corp................................................  1,140   38,703
   *Cognizant Technology Solutions Corp........................    600   41,922
   *Coherent, Inc..............................................    900   43,227
    Cohu, Inc..................................................    600    7,512
    Communications Systems, Inc................................     14      250

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED



                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (Continued)
    Computer Sciences Corp..................................... 2,700  $ 95,256
   *Computer Task Group, Inc...................................   200     2,578
   *Compuware Corp............................................. 4,400    42,504
   *comScore, Inc..............................................   600    13,086
    Comtech Telecommunications Corp............................   500    13,475
  #*Concur Technologies, Inc...................................   600    27,264
   *Convergys Corp............................................. 4,500    55,980
   *Convio, Inc................................................   368     3,739
   *CoreLogic, Inc............................................. 2,600    41,028
    Corning, Inc............................................... 3,600    57,276
   *Cray, Inc..................................................   400     2,416
  #*Cree, Inc..................................................   600    19,716
    Crexendo, Inc..............................................   200       706
   *CSG Systems International, Inc.............................   800    14,208
   *CyberOptics Corp...........................................   300     2,829
   *Cymer, Inc.................................................   800    35,224
   *Cypress Semiconductor Corp................................. 2,600    53,508
    Daktronics, Inc............................................   500     4,965
    DDi Corp...................................................   243     2,000
   *DealerTrack Holdings, Inc..................................   700    16,233
   *Dell, Inc.................................................. 4,800    77,952
   *Deltek, Inc................................................   182     1,303
   *DG FastChannel, Inc........................................   600    16,956
   *Dice Holdings, Inc.........................................   700     9,653
   *Diebold, Inc............................................... 1,800    54,432
   *Digi International, Inc....................................   900    12,861
   *Digimarc Corp..............................................   228     9,054
   *Digital River, Inc......................................... 1,300    33,150
   *Diodes, Inc................................................   900    21,195
  #*Document Security Systems, Inc.............................   200       676
  #*Dolby Laboratories, Inc....................................   200     8,472
   *Dot Hill Systems Corp......................................   944     2,133
   *DSP Group, Inc.............................................   600     4,554
    DST Systems, Inc...........................................   200    10,238
   *DTS, Inc...................................................   300    10,416
   *Dynamics Research Corp.....................................   300     3,627
    Earthlink, Inc............................................. 3,100    24,924
   *eBay, Inc.................................................. 4,300   140,825
  #*Ebix, Inc..................................................   300     5,907
   *Echelon Corp...............................................   600     4,974
   *EchoStar Corp..............................................   198     6,625
    Electro Rent Corp..........................................   900    14,544
   *Electro Scientific Industries, Inc.........................   800    15,368
   *Electronic Arts, Inc....................................... 2,300    51,175
   *Electronics for Imaging, Inc............................... 1,600    27,536
   *EMC Corp................................................... 4,600   119,968
   *EMCORE Corp................................................ 1,200     3,144
   *EMS Technologies, Inc......................................   520    17,098
   *Emulex Corp................................................ 2,400    20,280
   *Entegris, Inc.............................................. 4,100    35,137
   *Entorian Technologies, Inc.................................    23        83
  #*Entropic Communications, Inc............................... 1,007     6,727
    EPIQ Systems, Inc..........................................   900    11,628
   *Equinix, Inc...............................................   238    24,864
   *Euronet Worldwide, Inc..................................... 1,600    27,456
   *Exar Corp.................................................. 1,700    11,237
   *ExlService Holdings, Inc...................................   500    11,670
   *Extreme Networks........................................... 3,207    10,872
   *F5 Networks, Inc...........................................   300    28,044
   #FactSet Research Systems, Inc..............................   300    27,627
    Fair Isaac Corp............................................ 1,300    38,675

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (Continued)
   *Fairchild Semiconductor International, Inc.................  3,600 $ 54,036
   *FalconStor Software, Inc...................................    700    3,010
   *Faro Technologies, Inc.....................................    300   12,228
   *FEI Co.....................................................    800   26,432
    Fidelity National Information Services, Inc................  4,549  136,561
  #*First Solar, Inc...........................................    200   23,646
   *Fiserv, Inc................................................  2,200  132,792
   #FLIR Systems, Inc..........................................    800   21,968
   *FormFactor, Inc............................................  1,400   12,866
    Forrester Research, Inc....................................    700   22,120
   *Frequency Electronics, Inc.................................    300    3,141
   *FSI International, Inc.....................................    964    2,728
   *Gartner Group, Inc.........................................    700   25,837
   *Gerber Scientific, Inc.....................................    900    9,918
   *Global Cash Access, Inc....................................  1,000    2,810
    Global Payments, Inc.......................................    500   23,705
   *Globecomm Systems, Inc.....................................    600    8,376
   *Google, Inc................................................    400  241,476
  #*GT Solar International, Inc................................    700    9,548
   *Hackett Group, Inc.........................................  1,600    6,992
   *Harmonic, Inc..............................................  1,400    7,602
   #Harris Corp................................................    600   23,922
    Heartland Payment Systems, Inc.............................    328    6,901
    Hewlett-Packard Co.........................................  6,500  228,540
   *Hittite Microwave Corp.....................................    300   16,797
   *Hutchinson Technology, Inc.................................  1,200    3,756
   *Hypercom Corp..............................................  1,600   12,976
   *I.D. Systems, Inc..........................................    400    1,976
   *IAC/InterActiveCorp........................................  3,207  132,738
    iGATE Corp.................................................  1,200   17,988
  #*iGo, Inc...................................................    500      880
   *Ikanos Communications, Inc.................................  1,100    1,386
   *Imation Corp...............................................    400    3,328
   *Immersion Corp.............................................    800    7,320
   *Informatica Corp...........................................    800   40,904
   *InfoSpace, Inc.............................................  1,000    9,530
   *Ingram Micro, Inc. Class A.................................  5,200   96,460
   *Innodata Isogen, Inc.......................................    200      618
   *Insight Enterprises, Inc...................................  1,600   26,928
   *Integrated Device Technology, Inc..........................  5,808   39,727
   *Integrated Silicon Solution, Inc...........................    836    7,432
    Intel Corp................................................. 19,300  430,969
   *Interactive Intelligence Group.............................    400   15,204
   #InterDigital, Inc..........................................     52    3,549
   *Intermec, Inc..............................................  1,700   18,326
   *Internap Network Services Corp.............................  1,600    9,952
    International Business Machines Corp.......................  2,600  472,810
   *International Rectifier Corp...............................  2,700   69,363
   *Interphase Corp............................................    200      930
    Intersil Corp. Class A.....................................  4,100   49,405
   *Intevac, Inc...............................................    700    6,370
   *IntriCon Corp..............................................    200      790
   *Intuit, Inc................................................    600   28,020
   *IPG Photonics Corp.........................................    460   27,687
   *Iteris, Inc................................................  1,100    1,419
   *Itron, Inc.................................................    300   12,912
   *Ixia.......................................................  1,573   15,730
   *IXYS Corp..................................................  1,200   16,368
  #*j2 Global Communications, Inc..............................    700   18,718
    Jabil Circuit, Inc.........................................  1,300   23,803
    Jack Henry & Associates, Inc...............................  1,700   49,215

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (Continued)
   *JDA Software Group, Inc....................................  1,000 $ 27,960
   *JDS Uniphase Corp..........................................  4,600   60,490
   *Juniper Networks, Inc......................................  1,100   25,729
   *Kenexa Corp................................................    800   20,456
   *Key Tronic Corp............................................    400    1,780
    Keynote Systems, Inc.......................................    200    4,790
    KLA-Tencor Corp............................................  1,000   39,820
  #*Kopin Corp.................................................  1,717    7,383
   *Kulicke & Soffa Industries, Inc............................  1,300   11,960
   *KVH Industries, Inc........................................    400    3,828
   *Lam Research Corp..........................................    600   24,528
   *Lattice Semiconductor Corp.................................  2,800   17,360
   *LeCroy Corp................................................    400    4,068
    Lender Processing Services, Inc............................    500    9,415
   *Lexmark International, Inc.................................  1,600   53,712
   #Linear Technology Corp.....................................    940   27,542
   *Lionbridge Technologies, Inc...............................    322    1,046
   *Liquidity Services, Inc....................................    800   19,344
    Littlefuse, Inc............................................  1,100   56,199
   *LoJack Corp................................................    600    2,406
   *LoopNet, Inc...............................................    562   10,296
   *Loral Space & Communications, Inc..........................    400   26,112
   *LSI Corp...................................................  3,300   24,288
   *LTX-Credence Corp..........................................    224    1,611
   *Magma Design Automation, Inc...............................    400    2,976
   *Management Network Group, Inc..............................    260      629
   *Manhattan Associates, Inc..................................    506   18,874
    ManTech International Corp. Class A........................    600   24,480
    Marchex, Inc...............................................    900    7,803
   *Mastech Holdings, Inc......................................     44      196
    MasterCard, Inc. Class A...................................    200   60,650
   *Mattson Technology, Inc....................................  2,300    4,002
    Maxim Integrated Products, Inc.............................  1,000   22,960
    Maximus, Inc...............................................    800   30,904
   *Maxwell Technologies, Inc..................................    331    5,584
   *MEMC Electronic Materials, Inc.............................    690    5,120
   *Mentor Graphics Corp.......................................  2,900   33,147
   *Mercury Computer Systems, Inc..............................    700   11,753
    Methode Electronics, Inc...................................    900    9,522
    Micrel, Inc................................................  1,700   17,255
   #Microchip Technology, Inc..................................    800   27,000
   *Micron Technology, Inc..................................... 14,600  107,602
   *MICROS Systems, Inc........................................    800   39,176
   *Microsemi Corp.............................................  1,700   33,745
    Microsoft Corp............................................. 16,000  438,400
   *MicroStrategy, Inc.........................................     76   12,112
   *MIPS Technologies, Inc.....................................  1,000    7,180
    MKS Instruments, Inc.......................................  1,700   42,415
    ModusLink Global Solutions, Inc............................  1,900    7,961
    Molex, Inc. Class A........................................  1,882   37,170
   *MoneyGram International, Inc...............................  2,100    7,056
   *Monolithic Power Systems, Inc..............................    400    5,396
   *Monotype Imaging Holdings, Inc.............................    300    4,110
  #*Monster Worldwide, Inc.....................................  3,300   38,742
  #*MoSys, Inc.................................................  1,400    7,462
   *Motorola Mobility Holdings, Inc............................  1,412   31,601
   *Motorola Solutions, Inc....................................  3,900  175,071
   *MRV Communications, Inc....................................  2,481    3,498
    MTS Systems Corp...........................................    300   11,823
   *Multi-Fineline Electronix, Inc.............................    800   16,248
   *Nanometrics, Inc...........................................    140    2,365

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (Continued)
   *NAPCO Security Technologies, Inc...........................   600  $  1,572
    National Instruments Corp.................................. 1,500    38,760
    National Semiconductor Corp................................ 1,100    27,192
   *NCR Corp................................................... 2,400    47,880
  #*NetApp, Inc................................................   800    38,016
   *NETGEAR, Inc...............................................   800    26,328
   *NetLogic Microsystems, Inc.................................   800    27,640
   *NetScout Systems, Inc...................................... 1,100    16,775
   *NetSuite, Inc..............................................   548    21,487
   *Network Equipment Technologies, Inc........................ 1,100     2,849
   *NeuStar, Inc...............................................   700    18,228
   *Nextwave Wireless, Inc.....................................   242        65
    NIC, Inc...................................................   700     8,939
   *Novatel Wireless, Inc......................................   700     3,591
  #*Novellus Systems, Inc...................................... 2,300    71,392
  #*Nuance Communications, Inc................................. 4,300    86,043
   *Nvidia Corp................................................ 1,350    18,670
  #*Oclaro, Inc................................................   500     2,350
   *OmniVision Technologies, Inc............................... 1,700    49,708
   *ON Semiconductor Corp...................................... 2,299    19,978
   *Online Resources Corp...................................... 1,300     4,628
   *Openwave Systems, Inc......................................   900     2,025
   *Oplink Communications, Inc.................................   656    11,073
    OPNET Technologies, Inc....................................   800    27,448
    Oracle Corp................................................ 8,700   266,046
   *OSI Systems, Inc...........................................   700    28,903
   *PAR Technology Corp........................................   400     1,544
   *Parametric Technology Corp................................. 1,700    35,343
    Park Electrochemical Corp..................................   600    15,696
    Paychex, Inc...............................................   800    22,584
   *PC Connection, Inc......................................... 1,100     8,602
   *PC Mall, Inc...............................................   400     3,160
   *PC-Tel, Inc................................................   700     4,550
   *PDF Solutions, Inc.........................................   800     4,800
   *Perficient, Inc............................................   600     6,006
   *Performance Technologies, Inc..............................   400       856
   *Pericom Semiconductor Corp.................................   900     7,362
   *Pervasive Software, Inc....................................   800     5,872
   *Photronics, Inc............................................   500     3,740
   *Planar Systems, Inc........................................   700     2,219
    Plantronics, Inc........................................... 1,200    41,100
   *Plexus Corp................................................ 1,300    38,363
  #*PLX Technology, Inc........................................   900     3,069
   *PMC-Sierra, Inc............................................ 3,700    25,863
   *Polycom, Inc............................................... 2,800    75,684
    Power Integrations, Inc....................................   700    24,843
  #*Power-One, Inc............................................. 2,200    15,862
   *Presstek, Inc.............................................. 1,300     2,366
   *Progress Software Corp..................................... 1,800    43,380
   *PROS Holdings, Inc.........................................   567     9,253
    QAD, Inc. Class A..........................................   405     4,374
    QAD, Inc. Class B..........................................   101       973
   *QLogic Corp................................................ 2,100    31,857
    QUALCOMM, Inc.............................................. 3,800   208,164
   *Quantum Corp............................................... 5,100    13,413
   *Quest Software, Inc........................................ 2,300    43,654
   *QuickLogic Corp............................................   900     3,762
   *Radiant Systems, Inc....................................... 1,100    31,009
   *RadiSys Corp...............................................   900     7,146
   *Ramtron International Corp.................................   800     1,760
   *RealNetworks, Inc.......................................... 4,800    16,224

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES VALUE+
                                                                 ------ -------
Information Technology -- (Continued)
   *Red Hat, Inc................................................    800 $33,664
   *Reis, Inc...................................................    200   2,120
   *Relm Wireless Corp..........................................    100     106
    Renaissance Learning, Inc...................................    400   5,140
   *RF Micro Devices, Inc.......................................  2,501  16,882
    Richardson Electronics, Ltd.................................    500   7,415
   *RightNow Technologies, Inc..................................    413  14,017
    Rimage Corp.................................................    400   5,928
   *Riverbed Technology, Inc....................................    750  21,472
   *Rofin-Sinar Technologies, Inc...............................    700  21,966
   *Rogers Corp.................................................    600  29,088
   *Rovi Corp...................................................    468  24,790
  #*Rubicon Technology, Inc.....................................    590   8,685
   *Rudolph Technologies, Inc...................................  1,100   9,449
   *S1 Corp.....................................................    471   4,427
   *Saba Software, Inc..........................................    700   5,432
  #*Salesforce.com, Inc.........................................    200  28,942
   *Sandisk Corp................................................  1,700  72,301
   *Sapient Corp................................................  2,900  40,368
   *ScanSource, Inc.............................................    700  25,865
   *Scientific Learning Corp....................................    400   1,196
   *SeaChange International, Inc................................    400   3,824
   *Semtech Corp................................................  1,600  37,280
   *Sigma Designs, Inc..........................................    300   2,565
   *Silicon Graphics International Corp.........................    600   8,562
   *Silicon Image, Inc..........................................  2,500  14,325
  #*Silicon Laboratories, Inc...................................    600  21,246
   *Skyworks Solutions, Inc.....................................    600  15,186
   *Smart Modular Technologies (WWH), Inc.......................  2,400  21,600
   *Smith Micro Software, Inc...................................  1,100   3,916
   *Sonus Networks, Inc.........................................  5,900  17,464
   *Spire Corp..................................................    200     400
   *SRS Labs, Inc...............................................    500   4,425
    Stamps.com, Inc.............................................    700  11,725
   *Standard Microsystems Corp..................................    800  18,928
   *StarTek, Inc................................................    500   1,800
  #*STEC, Inc...................................................  1,100  11,187
   *Stratasys, Inc..............................................    200   5,100
   *Super Micro Computer, Inc...................................    253   3,565
   *Supertex, Inc...............................................    200   3,876
   *Support.com, Inc............................................  1,800   5,796
   *Sycamore Networks, Inc......................................    920  18,124
   *Symantec Corp...............................................  2,300  43,838
   *Symmetricom, Inc............................................  1,403   7,955
  #*Synaptics, Inc..............................................    750  18,428
   *SYNNEX Corp.................................................    900  25,488
   *Synopsys, Inc...............................................  2,500  59,925
    Syntel, Inc.................................................    300  16,491
   *Take-Two Interactive Software, Inc..........................  2,100  28,329
   *Taleo Corp..................................................     57   1,887
   *Tech Data Corp..............................................  1,400  65,338
   *TechTarget, Inc.............................................    636   4,217
   *Tekelec.....................................................  1,700  13,345
   *TeleCommunication Systems, Inc..............................  1,000   5,080
   *TeleTech Holdings, Inc......................................    700  13,853
    Tellabs, Inc................................................ 12,600  52,164
    Telular Corp................................................    600   3,828
   *Teradata Corp...............................................    800  43,968
  #*Teradyne, Inc...............................................  3,300  44,517
   *Tessera Technologies, Inc...................................  1,100  17,281
    Texas Instruments, Inc......................................  3,200  95,200

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ -----------
Information Technology -- (Continued)
    TheStreet, Inc..........................................    300 $       852
  #*THQ, Inc................................................  1,300       3,464
   *TIBCO Software, Inc.....................................  3,600      93,744
   *TNS, Inc................................................    100       1,690
    Total System Services, Inc..............................  1,114      20,732
   *Transact Technologies, Inc..............................    400       4,644
  #*Travelzoo, Inc..........................................    400      21,120
   *Trimble Navigation, Ltd.................................    600      21,348
   *Triquint Semiconductor, Inc.............................  4,000      30,080
   *TTM Technologies, Inc...................................  1,700      23,545
   *Tyler Technologies, Inc.................................    400      10,196
   *Ultra Clean Holdings, Inc...............................    800       5,552
   *Ultratech, Inc..........................................  1,100      28,985
   *Unisys Corp.............................................    110       2,285
    United Online, Inc......................................  1,900      11,343
  #*Universal Display Corp..................................    396      11,844
  #*ValueClick, Inc.........................................  1,300      23,478
   *Varian Semiconductor Equipment Associates, Inc..........    700      42,518
  #*Veeco Instruments, Inc..................................    700      27,853
   *VeriFone Systems, Inc...................................    619      24,370
    VeriSign, Inc...........................................    700      21,847
   *Viasat, Inc.............................................  1,000      44,930
   *Vicon Industries, Inc...................................    200         875
   *Video Display Corp......................................    300       1,230
   *Virnetx Holding Corp....................................  1,000      30,410
   *Virtusa Corp............................................    832      16,357
  #*Vishay Intertechnology, Inc.............................  4,800      66,096
  #*Vishay Precision Group, Inc.............................    450       7,672
   *VistaPrint N.V..........................................    519      13,857
   *Vocus, Inc..............................................    200       5,714
   *Web.com Group, Inc......................................  1,100       9,559
   *Western Digital Corp....................................  3,300     113,718
   *Wireless Ronin Technologies, Inc........................    300         441
   *Wireless Telecom Group, Inc.............................    300         240
   *Wright Express Corp.....................................    813      40,000
    Xerox Corp.............................................. 12,724     118,715
   #Xilinx, Inc.............................................  1,000      32,100
   *XO Group, Inc...........................................    900       8,415
   *X-Rite, Inc.............................................  1,000       4,860
   *Yahoo!, Inc.............................................  3,000      39,300
   *Zebra Technologies Corp. Class A........................  1,000      40,000
   *Zoran Corp..............................................  1,600      13,280
                                                                    -----------
Total Information Technology................................         12,522,127
                                                                    -----------
Materials -- (5.7%)
    A. Schulman, Inc........................................     72       1,595
   *A.M. Castle & Co........................................    700      12,152
   *AEP Industries, Inc.....................................    200       5,416
    Air Products & Chemicals, Inc...........................    500      44,365
    Airgas, Inc.............................................  1,000      68,700
   #AK Steel Holding Corp...................................    400       4,860
    Albemarle Corp..........................................    500      33,290
    Alcoa, Inc.............................................. 10,400     153,192
    Allegheny Technologies, Inc.............................    843      49,054
   #AMCOL International Corp................................  1,000      30,660
    American Vanguard Corp..................................    800      10,928
    AptarGroup, Inc.........................................  1,668      85,151
    Arch Chemicals, Inc.....................................    700      32,984
    Ashland, Inc............................................  1,441      88,247
    Ball Corp...............................................    600      23,280
    Bemis Co., Inc..........................................  2,200      69,520

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Materials -- (Continued)
    Boise, Inc................................................. 2,225  $ 15,419
    Buckeye Technologies, Inc.................................. 1,600    43,024
    Cabot Corp................................................. 1,200    46,920
   *Calgon Carbon Corp......................................... 1,800    26,802
    Carpenter Technology Corp.................................. 1,200    68,928
    Celanese Corp. Class A.....................................   700    38,591
   *Century Aluminum Co........................................ 4,300    55,986
    CF Industries Holdings, Inc................................   666   103,443
   *Clearwater Paper Corp......................................   400    30,256
    Cliffs Natural Resources, Inc..............................   300    26,946
   *Coeur d'Alene Mines Corp...................................   488    13,318
    Commercial Metals Co....................................... 3,400    49,334
    Compass Minerals International, Inc........................   300    23,622
   *Contango ORE, Inc..........................................    30       450
   *Core Molding Technologies, Inc.............................   300     2,727
   *Crown Holdings, Inc........................................   700    26,887
    Cytec Industries, Inc...................................... 1,500    84,000
    Deltic Timber Corp.........................................   300    15,555
    Domtar Corp................................................   802    64,120
    Dow Chemical Co. (The)..................................... 6,100   212,707
    E.I. du Pont de Nemours & Co............................... 2,000   102,840
   #Eagle Materials, Inc....................................... 1,100    27,335
    Eastman Chemical Co........................................   400    38,636
    Ecolab, Inc................................................   600    30,000
   *Ferro Corp................................................. 2,200    28,644
   *Flotek Industries, Inc.....................................   200     1,886
    FMC Corp...................................................   300    26,271
    Freeport-McMoRan Copper & Gold, Inc. Class B............... 2,000   105,920
    Friedman Industries, Inc...................................   300     3,555
  #*General Moly, Inc..........................................   600     2,742
   *Georgia Gulf Corp..........................................    28       561
   *Graphic Packaging Holding Co............................... 5,980    29,601
    Greif, Inc. Class A........................................   600    36,630
    Greif, Inc. Class B........................................   384    22,395
    H.B. Fuller Co............................................. 1,400    32,004
    Haynes International, Inc..................................   259    16,224
   *Headwaters, Inc............................................ 1,500     3,435
  #*Hecla Mining Co............................................ 2,700    20,979
    Huntsman Corp.............................................. 5,100    97,410
    Innophos Holdings, Inc.....................................   800    38,560
   *Innospec, Inc..............................................   320    10,278
    International Flavors & Fragrances, Inc....................   300    18,351
    International Paper Co..................................... 3,400   100,980
    Kaiser Aluminum Corp.......................................   700    39,074
   *KapStone Paper & Packaging Corp............................ 1,200    18,708
    KMG Chemicals, Inc.........................................   300     5,028
    Koppers Holdings, Inc......................................   100     3,702
    Kronos Worldwide, Inc...................................... 1,364    42,229
   *Landec Corp................................................   800     4,944
   *Louisiana-Pacific Corp..................................... 2,100    16,275
   *LSB Industries, Inc........................................   200     7,948
    Lubrizol Corp..............................................   300    40,380
   #Martin Marietta Materials, Inc.............................   200    15,124
   *Material Sciences Corp.....................................   400     3,408
   *Materion Corp..............................................   600    22,872
    MeadWestavco Corp.......................................... 3,700   115,218
   *Metals USA Holdings Corp...................................   100     1,538
    Minerals Technologies, Inc.................................   600    38,868
    Monsanto Co................................................   900    66,132
   *Mosaic Co. (The)...........................................   600    42,432
    Myers Industries, Inc......................................   700     8,330

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Materials -- (Continued)
    Nalco Holding Co.........................................   900  $   31,815
   *Nanophase Technologies Corp..............................   300         351
    Neenah Paper, Inc........................................   300       6,057
    NewMarket Corp...........................................   300      49,206
    Newmont Mining Corp...................................... 2,600     144,586
    NL Industries, Inc....................................... 1,600      28,800
    Nucor Corp............................................... 1,200      46,668
    Olin Corp................................................ 2,100      43,911
    Olympic Steel, Inc.......................................   400      10,460
   *OM Group, Inc............................................   900      32,652
   *Omnova Solutions, Inc....................................   746       5,043
   *Owens-Illinois, Inc......................................   700      16,219
    Packaging Corp. of America............................... 2,000      53,340
   *Penford Corp.............................................   200       1,162
    PolyOne Corp............................................. 2,911      45,120
    PPG Industries, Inc......................................   400      33,680
    Praxair, Inc.............................................   655      67,884
    Quaker Chemical Corp.....................................   400      16,216
    Reliance Steel & Aluminum Co............................. 1,807      84,947
    Rock-Tenn Co. Class A....................................   800      49,168
   *Rockwood Holdings, Inc................................... 1,700     102,799
    Royal Gold, Inc..........................................   900      57,690
    RPM International, Inc................................... 3,100      65,348
   *RTI International Metals, Inc............................   700      22,449
   #Schnitzer Steel Industries, Inc. Class A.................   600      30,474
    Scotts Miracle-Gro Co. Class A (The).....................   500      25,230
    Sealed Air Corp.......................................... 2,400      51,672
    Sensient Technologies Corp............................... 1,400      51,968
   #Sherwin-Williams Co......................................   500      38,585
    Silgan Holdings, Inc.....................................   800      31,024
   *Spartech Corp............................................ 1,300       7,475
    Steel Dynamics, Inc...................................... 3,400      53,108
    Stepan Co................................................   300      23,790
  #*Stillwater Mining Co..................................... 3,000      45,900
    Temple-Inland, Inc....................................... 2,400      72,048
   #Texas Industries, Inc.................................... 1,000      38,610
   #Titanium Metals Corp.....................................   700      12,453
  #*U.S. Gold Corp........................................... 1,390       8,826
   *United States Lime & Minerals, Inc.......................   200       8,248
   #United States Steel Corp................................. 1,600      63,984
   *Universal Stainless & Alloy Products, Inc................   200       8,938
    Valhi, Inc...............................................   900      48,798
    Valspar Corp............................................. 3,000      98,610
   #Vulcan Materials Co......................................   500      17,145
    Walter Energy, Inc.......................................   300      36,771
    Wausau Paper Corp........................................ 1,700      12,546
    Westlake Chemical Corp................................... 2,381     123,217
    Worthington Industries, Inc.............................. 2,400      50,328
   *WR Grace & Co............................................   800      40,352
    Zep, Inc.................................................   200       3,750
   *Zoltek Cos., Inc.........................................   500       5,055
                                                                     ----------
Total Materials..............................................         4,974,352
                                                                     ----------
Other -- (0.0%)
 .#*Atlas Energy, Inc. Escrow Shares......................... 1,200          --
  .*Softbrands, Inc. Escrow Shares...........................   600          --
                                                                     ----------
Total Other..................................................                --
                                                                     ----------
Telecommunication Services -- (3.0%)
    AboveNet, Inc............................................   164       9,986
   #Alaska Communications Systems Group, Inc.................   380       2,747

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Telecommunication Services -- (Continued)
   *American Tower Corp......................................    600 $   31,518
    AT&T, Inc................................................ 31,387    918,384
    Atlantic Tele-Network, Inc...............................    400     15,108
   *Cbeyond, Inc.............................................    677      7,603
   *CenturyLink, Inc.........................................  3,971    147,364
   *Cincinnati Bell, Inc.....................................  4,600     15,916
   *Cogent Communications Group, Inc.........................    328      4,943
   #Consolidated Communications Holdings, Inc................    800     14,416
   *Crown Castle International Corp..........................    400     17,360
   *FiberTower Corp..........................................     60         67
   #Frontier Communications Corp............................. 13,066     97,864
   *General Communications, Inc. Class A.....................  1,100     12,485
   *Global Crossing, Ltd.....................................    400     13,772
    HickoryTech Corp.........................................    250      2,670
    IDT Corp. Class B........................................    400      9,652
   *Leap Wireless International, Inc.........................  2,600     34,996
   *Level 3 Communications, Inc..............................  2,800      6,104
   *MetroPCS Communications, Inc.............................    933     15,189
   *NII Holdings, Inc........................................    500     21,175
   *PAETEC Holding Corp......................................  1,200      5,304
   *Premiere Global Services, Inc............................  1,600     13,536
   *SBA Communications Corp..................................    500     19,085
   *Sprint Nextel Corp....................................... 31,900    134,937
    SureWest Communications..................................    400      5,248
    Telephone & Data Systems, Inc............................  1,300     36,868
    Telephone & Data Systems, Inc. Special Shares............    600     14,952
   *tw telecom, inc..........................................  1,200     23,700
   *United States Cellular Corp..............................    600     26,514
    Verizon Communications, Inc.............................. 25,840    911,894
    Warwick Valley Telephone Co..............................     86      1,207
    Windstream Corp..........................................  2,487     30,366
                                                                     ----------
Total Telecommunication Services.............................         2,622,930
                                                                     ----------
Utilities -- (2.8%)
   *AES Corp.................................................  2,997     36,893
    AGL Resources, Inc.......................................  1,000     40,800
    ALLETE, Inc..............................................    600     24,150
    Alliant Energy Corp......................................    400     15,764
    Ameren Corp..............................................    900     25,938
    American Electric Power Co., Inc.........................    900     33,174
    American States Water Co.................................    300     10,257
    Aqua America, Inc........................................  1,300     27,495
    Artesian Resources Corp..................................    200      3,640
    Atmos Energy Corp........................................    900     30,087
    Avista Corp..............................................  1,000     25,210
   #Black Hills Corp.........................................    700     20,916
  #*Cadiz, Inc...............................................    300      3,234
    California Water Service Group...........................    600     10,986
   *Calpine Corp.............................................  7,300    118,625
    CenterPoint Energy, Inc..................................  1,600     31,328
    Central Vermont Public Service Corp......................    200      7,018
    CH Energy Group, Inc.....................................    300     15,321
    Chesapeake Utilities Corp................................    241      9,305
    Cleco Corp...............................................    900     31,248
   #CMS Energy Corp..........................................  1,000     19,140
    Connecticut Water Services, Inc..........................    200      5,066
    Consolidated Edison, Inc.................................    600     31,560
    Constellation Energy Group, Inc..........................    400     15,532
   #Dominion Resources, Inc..................................  1,200     58,140
   #DPL, Inc.................................................    500     15,125
    DTE Energy Co............................................    700     34,888

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Utilities -- (Continued)
    Duke Energy Corp...........................................  2,700 $ 50,220
   *Dynegy, Inc................................................  1,300    7,436
    Edison International, Inc..................................    700   26,649
    El Paso Electric Co........................................    800   26,760
   #Empire District Electric Co................................    800   16,328
    Entergy Corp...............................................    500   33,400
    Exelon Corp................................................  1,349   59,450
    FirstEnergy Corp...........................................  1,166   52,062
   *GenOn Energy, Inc.......................................... 12,987   50,519
    Great Plains Energy, Inc...................................  1,400   28,238
   #Hawaiian Electric Industries, Inc..........................  1,100   25,740
    IDACORP, Inc...............................................    800   31,368
    Integrys Energy Group, Inc.................................    600   30,126
    ITC Holdings Corp..........................................    400   28,104
   #Laclede Group, Inc.........................................    300   11,175
    MDU Resources Group, Inc...................................  1,100   23,716
    MGE Energy, Inc............................................    400   16,432
    Middlesex Water Co.........................................    300    5,487
    National Fuel Gas Co.......................................    300   21,714
    New Jersey Resources Corp..................................    700   30,527
    NextEra Energy, Inc........................................    900   49,725
    Nicor, Inc.................................................    400   21,880
    NiSource, Inc..............................................  1,200   24,156
    Northeast Utilities, Inc...................................    700   23,800
    Northwest Natural Gas Co...................................    400   17,844
   *NRG Energy, Inc............................................  3,400   83,368
    NSTAR......................................................    600   26,598
    NV Energy, Inc.............................................  2,900   43,036
    OGE Energy Corp............................................    500   25,020
    Oneok, Inc.................................................    600   43,674
    Ormat Technologies, Inc....................................  1,300   27,118
    Otter Tail Corp............................................    600   12,468
    Pepco Holdings, Inc........................................    800   14,944
    PG&E Corp..................................................    842   34,884
   #Piedmont Natural Gas Co....................................    800   23,336
    Pinnacle West Capital Corp.................................    500   21,175
    PNM Resources, Inc.........................................    800   12,016
    Portland General Electric Co...............................  1,120   27,754
    PPL Corp...................................................    800   22,320
    Progress Energy, Inc.......................................    800   37,392
    Public Service Enterprise Group, Inc.......................  4,500  147,375
    Questar Corp...............................................  3,600   66,348
   #SCANA Corp.................................................    400   15,676
    Sempra Energy..............................................    400   20,276
    SJW Corp...................................................    600   14,112
   #South Jersey Industries, Inc...............................    400   20,200
    Southern Co................................................  1,600   63,264
    Southwest Gas Corp.........................................    800   29,832
    TECO Energy, Inc...........................................    960   17,789
    UGI Corp...................................................  1,242   37,633
    UIL Holdings Corp..........................................    500   15,965
    UniSource Energy Corp......................................    400   14,728
    Unitil Corp................................................    100    2,555
    Vectren Corp...............................................    800   21,128
   #Westar Energy, Inc.........................................  1,200   30,972
    WGL Holdings, Inc..........................................    600   23,286
    Wisconsin Energy Corp......................................  1,000   30,650
    Xcel Energy, Inc...........................................  1,100   26,400

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         ---------- -----------
Utilities -- (Continued)
    York Water Co.......................................        360 $     6,134
                                                                    -----------
Total Utilities.........................................              2,473,122
                                                                    -----------
TOTAL COMMON STOCKS.....................................             79,354,556
                                                                    -----------
TEMPORARY CASH INVESTMENTS -- (0.2%)
    BlackRock Liquidity Funds Tempcash
      Portfolio - Institutional Shares..................    211,661     211,661

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                         ----------
                                                           (000)
SECURITIES LENDING COLLATERAL -- (8.7%)
(S)@DFA Short Term Investment Fund......................  6,960,096   6,960,096
   @Repurchase Agreement, JPMorgan Securities LLC
     0.20%, 08/01/11 (Collateralized by $639,272 FNMA,
     rates ranging from 4.500% to 6.500%, maturities
     ranging from 05/01/36 to 07/01/41, valued at
     $641,282) to be repurchased at $620,654............ $      621     620,644
                                                                    -----------
TOTAL SECURITIES LENDING COLLATERAL.....................              7,580,740
                                                                    -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $89,229,272)^^..................................            $87,146,957
                                                                    ===========

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                                  VALUATION INPUTS
                                     ------------------------------------------
                                      INVESTMENT IN SECURITIES (MARKET VALUE)
                                     ------------------------------------------
                                       LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                     ----------- ---------- ------- -----------
Common Stocks
   Consumer Discretionary........... $11,908,608         --   --    $11,908,608
   Consumer Staples.................   5,127,306         --   --      5,127,306
   Energy...........................  12,200,629         --   --     12,200,629
   Financials.......................  14,695,188         --   --     14,695,188
   Industrials......................  12,830,294         --   --     12,830,294
   Information Technology...........  12,522,127         --   --     12,522,127
   Materials........................   4,974,352         --   --      4,974,352
   Other............................          --         --   --             --
   Telecommunication Services.......   2,622,930         --   --      2,622,930
   Utilities........................   2,473,122         --   --      2,473,122
Temporary Cash Investments..........     211,661         --   --        211,661
Securities Lending Collateral.......          -- $7,580,740   --      7,580,740
                                     ----------- ----------   --    -----------
TOTAL............................... $79,566,217 $7,580,740   --    $87,146,957
                                     =========== ==========   ==    ===========

              See accompanying Notes to Schedules of Investments.

               CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                                SHARES VALUE++
                                                                ------ --------
COMMON STOCKS -- (91.1%)
AUSTRALIA -- (6.3%)
    Adelaide Brighton, Ltd.....................................  6,034 $ 17,381
    AGL Energy, Ltd............................................  1,753   27,305
    Alumina, Ltd............................................... 25,008   59,531
    Amalgamated Holdings, Ltd..................................  4,182   27,594
    Amcor, Ltd.................................................  7,427   57,327
    AMP, Ltd...................................................  8,980   44,913
    APA Group, Ltd. (6247306)..................................  4,462   19,693
    APN News & Media, Ltd......................................  5,416    6,581
  #*Aquila Resources, Ltd......................................  2,424   17,826
    Asciano Group, Ltd......................................... 30,892   56,500
    ASX, Ltd...................................................  1,133   37,162
   *Austar United Communications, Ltd.......................... 13,491   15,571
   #Australia & New Zealand Banking Group, Ltd................. 10,721  245,052
  #*Australian Agricultural Co., Ltd...........................  5,906    8,980
    Australian Infrastructure Fund............................. 11,625   24,977
   *Australian Worldwide Exploration, Ltd...................... 11,677   16,030
    Automotive Holdings Group NL...............................  6,747   15,165
    Bank of Queensland, Ltd....................................  5,672   50,167
    Beach Petroleum, Ltd....................................... 17,534   19,327
    Bendigo Bank, Ltd..........................................  4,852   47,079
    BHP Billiton, Ltd. Sponsored ADR...........................  2,200  201,410
  #*Billabong International, Ltd...............................  5,123   33,098
    BlueScope Steel, Ltd....................................... 25,498   31,823
   #Boral, Ltd................................................. 16,713   76,515
    Bradken, Ltd...............................................  1,584   14,963
   #Brambles, Ltd..............................................  2,733   20,750
    Brickworks, Ltd............................................  1,710   18,563
    Caltex Australia, Ltd......................................  3,267   38,207
    Campbell Brothers, Ltd.....................................    989   49,985
    Challenger Financial Services Group, Ltd...................  9,885   53,069
    Coca-Cola Amatil, Ltd......................................  3,099   38,493
    Commonwealth Bank of Australia NL..........................  4,309  233,010
    Computershare, Ltd.........................................  2,217   19,943
    ConnectEast Group, Ltd..................................... 48,175   28,019
    Credit Corp. Group, Ltd....................................  1,551    7,261
    CSR, Ltd................................................... 16,074   46,390
   *Dart Energy, Ltd...........................................  1,696    1,256
   #David Jones, Ltd...........................................  7,232   23,793
    Downer EDI, Ltd............................................  7,785   32,703
    DUET Group, Ltd............................................ 15,704   26,658
    DuluxGroup, Ltd............................................  2,763    7,910
  #*Elders, Ltd................................................  9,306    3,629
  #*Energy World Corp., Ltd.................................... 12,801    9,267
    Envestra, Ltd.............................................. 35,078   26,172
   #Fairfax Media, Ltd......................................... 54,103   52,258
   #FKP Property Group, Ltd.................................... 14,216    9,909
  #*Fletcher Building, Ltd.....................................    913    6,420
   #Flight Centre, Ltd.........................................    646   15,238
    Goodman Fielder, Ltd....................................... 44,214   43,613
    Graincorp, Ltd. Series A...................................  2,702   23,284
    GUD Holdings, Ltd..........................................  1,903   17,725
   #GWA Group, Ltd.............................................  5,833   16,635
    Harvey Norman Holdings, Ltd................................ 12,250   29,310
   *Hillgrove Resources, Ltd................................... 75,521   21,495
   #Hills Holdings, Ltd........................................  5,255    6,674
    Iluka Resources, Ltd.......................................  2,000   38,989
    Incitec Pivot, Ltd......................................... 18,610   80,618
    Insurance Australia Group, Ltd............................. 31,288  112,515

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
AUSTRALIA -- (Continued)
    IOOF Holdings, Ltd.........................................  2,294 $ 16,295
    Iress Market Technology, Ltd...............................  2,664   25,281
   *James Hardie Industries SE Sponsored ADR...................    600   18,822
   #JB Hi-Fi, Ltd..............................................    833   13,713
   *Kimberley Metals, Ltd......................................  2,746      950
   #Leighton Holdings, Ltd.....................................    404    9,385
    Lend Lease Group NL........................................  6,437   62,606
    Macarthur Coal, Ltd........................................  1,885   32,228
    MacMahon Holdings, Ltd..................................... 23,515   14,908
    Macquarie Group, Ltd.......................................  3,881  117,558
    Melbourne IT, Ltd..........................................  5,334   10,375
   *Metals X, Ltd..............................................  2,482      653
    Metcash, Ltd...............................................  7,942   36,267
  #*Minara Resources, Ltd......................................  5,762    4,230
    Mincor Resources NL........................................  4,393    4,309
   *Mineral Deposits, Ltd......................................  3,452   21,141
    Monadelphous Group, Ltd....................................  1,313   27,587
  #*Mount Gibson Iron, Ltd.....................................  8,762   17,295
  #*Murchison Metals, Ltd......................................  4,058    3,454
  #*Myer Holdings, Ltd.........................................  1,415    3,588
    National Australia Bank, Ltd............................... 13,723  361,315
   #Navitas, Ltd...............................................  5,275   21,793
    Newcrest Mining, Ltd.......................................    880   38,374
   *Nufarm, Ltd................................................  5,093   24,273
    OneSteel, Ltd.............................................. 16,070   31,104
    Orica, Ltd.................................................  2,285   64,392
    Origin Energy, Ltd.........................................  9,429  151,940
   *OZ Minerals, Ltd...........................................  2,017   30,118
    Pacific Brands, Ltd........................................ 16,041   11,456
   *Paladin Energy, Ltd........................................  5,796   16,652
    Panoramic Resources, Ltd...................................  3,668    7,156
    Peet, Ltd..................................................  6,007    9,549
  #*Perilya, Ltd............................................... 42,247   33,190
   #Perpetual Trustees Australia, Ltd..........................    334    8,624
    PMP, Ltd................................................... 15,111    8,702
    Premier Investments, Ltd...................................  1,327    8,082
   *Prime Aet&D Holdings No.1, Ltd.............................      1       --
    Programmed Maintenance Service, Ltd........................  6,629   14,297
   *Qantas Airways, Ltd........................................ 25,039   50,747
    QBE Insurance Group, Ltd...................................  2,126   38,261
   *Ramelius Resources, Ltd.................................... 23,490   35,503
    RCR Tomlinson, Ltd.........................................  7,109   13,086
    Reece Australia, Ltd.......................................    772   17,529
    Rio Tinto, Ltd.............................................    997   87,350
  #*Roc Oil Co., Ltd........................................... 10,705    3,936
    SAI Global, Ltd............................................  5,683   28,150
   #Salmat, Ltd................................................  4,935   18,530
    Santos, Ltd................................................  5,642   79,825
    Seven Group Holdings, Ltd..................................  3,972   39,869
   #Seven West Media, Ltd......................................  2,372    9,344
   *Silex System, Ltd..........................................  1,790    5,739
    Sims Metal Management, Ltd.................................  4,273   79,146
    Southern Cross Media Group, Ltd............................ 18,980   28,772
    Spark Infrastructure Group, Ltd............................  8,923   12,720
    Spotless Group, Ltd........................................  8,895   19,922
   *Straits Resources, Ltd.....................................  6,014    5,197
    Suncorp Group, Ltd......................................... 15,346  124,871
   *Sunland Group, Ltd.........................................  7,830    4,993
    Telstra Corp., Ltd.........................................  7,576   24,851
    Ten Network Holdings, Ltd..................................  8,071    9,553
   *Teranga Gold Corp..........................................  6,408   16,181

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
AUSTRALIA -- (Continued)
    Toll Holdings, Ltd....................................... 12,022 $   59,721
    Transfield Services, Ltd................................. 16,892     61,964
    Transurban Group, Ltd....................................  5,036     28,194
    UGL, Ltd.................................................  2,473     36,420
   #Village Roadshow, Ltd....................................  4,000     14,553
   *Virgin Blue Holdings, Ltd................................ 46,180     14,979
    Washington H. Soul Pattinson & Co., Ltd..................  3,442     48,887
   #Wesfarmers, Ltd..........................................  8,147    262,015
   #Westpac Banking Corp.....................................  5,582    124,981
    Westpac Banking Corp. Sponsored ADR......................  1,800    202,248
    WHK Group, Ltd...........................................  9,975      9,426
    Woodside Petroleum, Ltd..................................    671     28,274
    Woolworths, Ltd..........................................  1,333     39,437
                                                                     ----------
TOTAL AUSTRALIA..............................................         5,298,567
                                                                     ----------
AUSTRIA -- (0.6%)
    Agrana Beteiligungs AG...................................    195     23,685
    Andritz AG...............................................    334     32,399
   *A-TEC Industries AG......................................    464      1,279
    Erste Group Bank AG......................................  2,853    136,403
   #Oesterreichischen Post AG................................    380     11,307
    OMV AG...................................................  1,301     51,861
   #Raiffeisen Bank International AG.........................    581     29,049
    RHI AG...................................................    422     11,265
    Schoeller-Bleckmann Oilfield Equipment AG................    121     11,798
    Telekom Austria AG.......................................  2,696     33,025
    Verbund AG...............................................    290     11,842
    Vienna Insurance Group AG Wiener Versicherung Gruppe.....  1,044     55,496
    Voestalpine AG...........................................    813     42,088
    Wienerberger AG..........................................  1,876     30,047
   #Zumtobel AG..............................................    642     15,055
                                                                     ----------
TOTAL AUSTRIA................................................           496,599
                                                                     ----------
BELGIUM -- (0.8%)
    Ackermans & van Haaren NV................................    765     67,652
    Ageas SA................................................. 25,453     52,184
    Banque Nationale de Belgique SA..........................      6     25,164
    Barco NV.................................................    411     29,428
    Bekaert SA...............................................    568     34,403
    Belgacom SA..............................................    497     17,336
    Compagnie d'Entreprises SA...............................    220     14,374
    Compagnie Maritime Belge SA..............................    293      7,397
    Delhaize Group SA Sponsored ADR..........................  1,100     79,772
  #*Dexia SA.................................................  9,412     24,863
    D'ieteren SA.............................................    720     48,987
    Elia System Operator SA..................................    591     24,195
    Euronav SA...............................................    852      9,437
    EVS Broadcast Equipment SA...............................    132      8,306
    Exmar NV.................................................    649      4,898
    KBC Groep NV.............................................  1,299     45,836
    Kinepolis Group NV.......................................    280     21,048
    Mobistar SA..............................................    266     18,540
   *Nyrstar NV...............................................  1,426     18,889
    Sipef NV.................................................     98      8,964
    Solvay SA................................................    202     30,417
   *Telenet Group Holding NV.................................    699     28,485
    Tessenderlo Chemie NV....................................    947     38,013
    Umicore SA...............................................  1,145     58,330
                                                                     ----------
TOTAL BELGIUM................................................           716,918
                                                                     ----------

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (9.0%)
  #*Absolute Software Corp.....................................    500 $  2,172
   *Advantage Oil & Gas, Ltd...................................    500    3,475
   #Aecon Group, Inc...........................................    700    6,176
    AGF Management, Ltd. Class B...............................    962   17,499
   #Agnico-Eagle Mines, Ltd....................................    802   44,605
    Agrium, Inc................................................    900   78,758
    Alamos Gold, Inc...........................................  1,800   31,895
   *Alexco Resource Corp.......................................  3,400   25,230
    Algonquin Power & Utilities Corp...........................    400    2,374
    Alimentation Couche-Taro, Inc. Class B.....................    800   25,245
   #AltaGas, Ltd...............................................    800   22,155
    Amerigo Resources, Ltd.....................................  6,500    6,327
   *Antrim Energy, Inc.........................................  3,100    3,407
   *Anvil Mining, Ltd..........................................  1,500   10,424
    ARC Resources, Ltd.........................................    800   20,857
    Astral Media, Inc. Class A.................................  2,100   80,246
   *AuRico Gold, Inc...........................................    200    2,428
   *Ballard Power Systems, Inc.................................  2,600    4,055
   #Bank of Montreal...........................................  4,535  284,930
    Bank of Nova Scotia........................................  2,179  123,563
    Barrick Gold Corp..........................................  2,900  138,254
    Baytex Energy Corp.........................................    400   22,327
    BCE, Inc...................................................    118    4,503
   *Bellatrix Exploration, Ltd.................................    986    5,088
  #*Birchcliff Energy, Ltd.....................................    900   13,074
    Bombardier, Inc. Class B...................................  7,800   47,186
    Bonavista Energy Corp......................................    200    6,018
   *Breakwater Resources, Ltd..................................  3,300   25,628
    Brookfield Asset Management, Inc. Class A..................    600   18,902
    CAE, Inc...................................................  3,740   48,930
    Cameco Corp................................................  1,400   37,233
    Canaccord Capital, Inc.....................................  1,100   14,852
    Canada Bread Co., Ltd......................................    400   19,677
   #Canadian Imperial Bank of Commerce.........................  1,127   86,083
    Canadian National Railway Co...............................  1,000   74,980
    Canadian National Resources, Ltd...........................  3,200  129,212
    Canadian Pacific Railway, Ltd..............................  2,000  127,709
   #Canadian Tire Corp. Class A................................    900   55,030
    Canadian Utilities, Ltd. Class A...........................  1,000   59,009
   #Canadian Western Bank......................................  1,200   38,244
    Canam Group, Inc. Class A..................................  1,300    9,075
   *Canfor Corp................................................    830    8,939
    Capital Power Corp.........................................    200    5,118
    Cascades, Inc..............................................  2,400   15,524
   *Catalyst Paper Corp........................................ 11,600    1,396
    CCL Industries, Inc. Class B...............................    700   23,738
   *Celestica, Inc.............................................  5,200   45,662
   *Celtic Exploration, Ltd....................................  1,400   35,343
    Cenovus Energy, Inc........................................  1,090   41,902
   *CGI Group, Inc.............................................  2,700   58,044
   *Chinook Energy, Inc........................................     61      133
   *Clarke, Inc................................................  1,100    5,094
    Cogeco Cable, Inc..........................................    200   10,064
   *Compton Petroleum Corp.....................................  1,500      196
   *Connacher Oil & Gas, Ltd...................................  5,200    5,606
  #*Corridor Resources, Inc....................................    500    1,586
    Corus Entertainment, Inc. Class B..........................  1,500   33,660
    Crescent Point Energy Corp.................................  1,200   53,943
   *Crew Energy, Inc...........................................  1,200   19,090
   *Crystallex International Corp..............................  9,200    1,059
   *Davis & Henderson Income Corp..............................     84    1,618

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (Continued)
   #Daylight Energy, Ltd.......................................  1,800 $ 17,257
   *Denison Mines Corp.........................................  2,000    4,228
    Dollarama, Inc.............................................    350   11,708
    Dorel Industries, Inc. Class B.............................    500   14,648
   *DragonWave, Inc............................................  1,657    8,463
   *Dundee Capital Markets, Inc................................  2,320    2,841
  #*Dundee Precious Metals, Inc................................  2,800   24,294
   *Eastern Platinum, Ltd...................................... 16,800   17,583
    E-L Financial Corp., Ltd...................................     34   16,601
    Eldorado Gold Corp.........................................  1,659   28,563
    Empire Co., Ltd. Class A...................................    700   42,464
   #Enbridge, Inc..............................................  1,248   40,975
   #Encana Corp................................................  3,890  114,121
    Enerflex, Ltd..............................................    600    7,372
   #Enerplus Corp..............................................  1,200   37,415
    Ensign Energy Services, Inc................................  2,800   60,311
    Equitable Group, Inc.......................................    500   15,218
   *Euro Goldfields, Ltd.......................................  1,700   21,494
   *Fairborne Energy, Ltd......................................  1,000    5,087
    Fairfax Financial Holdings, Ltd............................    300  118,060
    Finning International, Inc.................................    800   22,942
    First Quantum Minerals, Ltd................................    421   58,366
   *Flint Energy Services, Ltd.................................    400    5,279
   *Forsys Metals Corp.........................................  4,100    5,407
   #Fortis, Inc................................................    900   29,823
    Forzani Group, Ltd. Class A................................  1,300   35,879
   *Galleon Energy, Inc. Class A...............................  1,500    5,385
    George Weston, Ltd.........................................    800   55,513
   #Gildan Activewear, Inc.....................................    800   23,980
    Goldcorp, Inc..............................................  3,938  188,317
  #*Golden Star Resources, Ltd.................................  8,100   20,346
   *Gran Tierra Energy, Inc....................................  2,679   18,674
   *Grande Cache Coal Corp.....................................  3,900   35,594
   *Great Basin Gold, Ltd......................................  5,600   11,195
   #Great-West Lifeco, Inc.....................................    700   17,488
    Groupe Aeroplan, Inc.......................................  5,560   78,385
   *Hanfeng Evergreen, Inc.....................................  1,400    5,509
   *Harry Winston Diamond Corp.................................    500    7,787
    Home Capital Group, Inc....................................    400   21,565
   *HudBay Minerals, Inc.......................................  2,300   31,655
   #Husky Energy, Inc..........................................    500   13,999
    IAMGOLD Corp...............................................  1,600   32,018
    IGM Financial, Inc.........................................    400   20,137
   *Imax Corp..................................................    200    3,808
   *Imperial Metals Corp.......................................  1,200   29,201
   #Imperial Oil, Ltd..........................................    600   26,375
    Industrial Alliance Insurance & Financial Services, Inc....  2,200   86,807
    Inmet Mining Corp..........................................    700   48,347
    Intact Financial Corp......................................    600   34,821
   *Intermap Technologies, Ltd.................................  1,800      570
   *International Forest Products, Ltd. Class A................  2,000   10,089
  #*Ivanhoe Energy, Inc........................................  3,900    6,613
   *Ivanhoe Mines, Ltd.........................................  1,725   45,172
  #*Jaguar Mining, Inc.........................................  3,400   16,156
    Just Energy Group, Inc.....................................    500    7,117
   *Kingsway Financial Services, Inc...........................  1,700    1,512
    Kinross Gold Corp..........................................  5,881   96,021
   *Kirkland Lake Gold, Inc....................................    500    8,588
   *La Mancha Resources, Inc...................................  1,000    2,334
   *Labrador Iron Mines Holdings, Ltd..........................  4,500   51,478
    Laurentian Bank of Canada..................................    400   17,943

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (Continued)
   *Legacy Oil & Gas, Inc......................................    937 $ 11,092
    Leon's Furniture, Ltd......................................    400    5,212
    Linamar Corp...............................................  1,500   30,206
   #Loblaw Cos., Ltd...........................................  1,300   50,288
   *Lundin Mining Corp.........................................  5,200   39,077
    MacDonald Dettweiler & Associates, Ltd.....................    500   27,720
    Magna International, Inc...................................  2,400  117,055
    Major Drilling Group International, Inc....................    900   13,432
    Manitoba Telecom Services, Inc.............................    500   16,207
   #Manulife Financial Corp.................................... 10,200  162,056
    Maple Leaf Foods, Inc......................................  2,300   27,443
   *Martinrea International, Inc...............................  3,400   27,863
   *Maxim Power Corp...........................................  1,600    4,387
   *Mega Uranium, Ltd..........................................  1,500      581
    Methanex Corp..............................................  2,179   64,541
    Metro, Inc. Class A........................................  1,000   49,579
   #NAL Energy Corp............................................    900   10,362
    National Bank of Canada....................................  1,200   93,003
    Nexen, Inc.................................................  4,131   96,373
    Niko Resources, Ltd........................................    200   13,755
   *Norbord, Inc...............................................    330    3,647
   *North American Palladium, Ltd..............................  2,000    8,331
  #*Northgate Minerals Corp....................................  6,600   21,276
    Nuvista Energy, Ltd........................................    600    6,430
   *OceanaGold Corp............................................  6,600   16,579
   *Open Text Corp.............................................    600   40,498
  #*OPTI Canada, Inc...........................................  3,700      465
    Pan Amer Silver Corp.......................................    500   15,087
   *Paramount Resources, Ltd. Class A..........................    600   21,037
   #Pason Systems, Inc.........................................    300    4,631
    Pembina Pipeline Corp......................................    300    7,925
   #PetroBakken Energy, Ltd....................................  1,420   20,896
   *Petrobank Energy & Resources, Ltd..........................    500    7,745
    Petrominerales, Ltd........................................    307    9,794
   *Pilot Gold, Inc............................................    333      798
    Potash Corp. of Saskatchewan, Inc..........................    900   51,959
   *Precision Drilling Corp....................................  2,400   41,446
    Progress Energy Resources Corp.............................  1,267   18,379
   *Quadra FNX Mining, Ltd.....................................  1,709   27,206
    Quebecor, Inc. Class B.....................................  1,200   38,068
   *Ram Power Corp.............................................  9,500    4,524
    Reitmans Canada, Ltd. Class A..............................    500    7,792
   *Research In Motion, Ltd....................................    600   15,027
   #Rogers Communications, Inc. Class B........................    600   22,909
    RONA, Inc..................................................  3,000   34,602
   #Royal Bank of Canada.......................................  3,051  164,134
    Russel Metals, Inc.........................................  1,700   41,421
    Saputo, Inc................................................    800   37,469
   *Savanna Energy Services Corp...............................  1,200   12,271
   *SEMAFO, Inc................................................  4,000   35,711
    ShawCor, Ltd...............................................  1,000   31,399
    Sherritt International Corp................................  3,700   23,119
   *Shore Gold, Inc............................................  5,600    3,282
   *Sierra Wireless, Inc.......................................    900    9,702
   *Silver Standard Resources, Inc.............................    400   10,944
    Silver Wheaton Corp........................................  1,700   61,225
  #*Sino-Forest Corp...........................................  4,400   33,618
    SNC-Lavalin Group, Inc.....................................    600   33,917
   *Sprott Resource Lending Corp...............................  7,300   12,530
   *Stantec, Inc...............................................    500   14,250
    Student Transportation, Inc................................  1,614   10,473

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
CANADA -- (Continued)
    Suncor Energy, Inc....................................... 6,901  $  264,498
   *SunOpta, Inc.............................................   300       1,758
    Talisman Energy, Inc..................................... 7,200     131,121
   *Taseko Mines, Ltd........................................ 4,300      19,217
    Teck Resources, Ltd. Class B............................. 2,637     130,656
    Telus Corp...............................................   400      22,017
   #Telus Corp. Non-Voting...................................   405      21,343
  #*Thompson Creek Metals Co., Inc........................... 1,300      11,756
    Thomson Reuters Corp..................................... 2,357      81,062
    Tim Hortons, Inc......................................... 1,100      52,787
   #TMX Group, Inc........................................... 1,100      50,242
    Toromont Industries, Ltd.................................   600      11,423
   #Toronto Dominion Bank.................................... 5,100     408,288
    Torstar Corp. Class B....................................   500       5,861
    TransAlta Corp........................................... 2,300      50,865
    TransCanada Corp......................................... 3,265     137,168
    Transcontinental, Inc. Class A........................... 1,600      25,571
    Trican Well Service, Ltd................................. 2,600      68,058
   *U308 Corp................................................   186          62
   *UEX Corp.................................................   300         339
    Uni-Select, Inc..........................................   300       8,258
  #*Uranium One, Inc......................................... 7,700      27,159
    Vermilion Energy, Inc....................................   200      10,029
    Viterra, Inc............................................. 4,600      52,093
    Wesdome Gold Mines, Ltd.................................. 8,700      24,950
    West Fraser Timber Co., Ltd.............................. 1,200      57,410
    Winpak, Ltd.............................................. 1,142      14,283
    Yamana Gold, Inc......................................... 7,388      96,192
                                                                     ----------
TOTAL CANADA.................................................         7,618,662
                                                                     ----------
DENMARK -- (0.7%)
    A.P. Moller - Maersk A.S.................................     8      61,296
   *Alm. Brand A.S. (Almindelig Brand)....................... 3,000       6,421
    Auriga Industries A.S. Series B..........................   600      10,332
   *Bang & Olufsen Holdings A.S..............................   670       7,932
   #D/S Norden A.S...........................................   792      26,074
   *Danske Bank A.S.......................................... 4,726      91,431
    DSV A.S.................................................. 1,928      42,745
    East Asiatic Co., Ltd. A.S...............................   400      12,392
    FLSmidth & Co. A.S.......................................   720      55,833
   *Greentech Energy Systems A.S.............................   900       3,119
   *Jyske Bank A.S........................................... 1,537      61,210
    NKT Holding A.S..........................................   350      21,631
    Novozymes A.S. Series B..................................   150      24,462
    Ringkjoebing Landbobank A.S..............................    78       9,584
   #Rockwool International A.S...............................    60       7,076
    Schouw & Co. A.S.........................................   300       7,529
    SimCorp A.S..............................................    60      11,105
    Solar Holdings A.S. Series B.............................   125       8,255
   *Spar Nord Bank A.S.......................................   600       4,979
    Sydbank A.S.............................................. 1,000      23,438
   *TDC A.S..................................................   553       5,141
  #*Topdanmark A.S...........................................   292      52,289
   *Torm A.S. ADR............................................   500       1,790
    Trygvesta A.S............................................    71       3,876
  #*Vestas Wind Systems A.S..................................   350       7,716
   *Vestjysk Bank A.S........................................   250       1,821
                                                                     ----------
TOTAL DENMARK................................................           569,477
                                                                     ----------
FINLAND -- (1.5%)
    Ahlstrom Oyj.............................................   445       9,057

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
FINLAND -- (Continued)
    Alma Media Oyj........................................... 1,213  $   11,125
    Amer Sports Oyj Series A................................. 2,045      30,980
    Atria P.L.C..............................................   595       5,208
    Cargotec Oyj Series B....................................   426      16,444
    Cramo Oyj................................................   564      10,959
    Elisa Oyj................................................ 2,250      48,356
   *Finnair Oyj.............................................. 1,332       6,470
    Fiskars Oyj Abp..........................................   531      11,297
    Fortum Oyj............................................... 2,195      58,085
    Huhtamaki Oyj............................................ 1,038      13,501
    KCI Konecranes Oyj.......................................   758      24,087
    Kemira Oyj............................................... 1,641      26,353
    Kesko Oyj................................................ 1,925      74,698
    Kone Oyj Series B........................................   669      38,784
    Lassila & Tikanoja Oyj...................................   596       9,761
    Metso Corp. Oyj Sponsored ADR............................   700      34,153
   *M-Real Oyj Series B...................................... 1,433       5,277
    Neste Oil Oyj............................................ 3,939      51,448
    Nokia Oyj................................................ 1,617       9,403
   #Nokia Oyj Sponsored ADR.................................. 5,300      30,740
    Nokian Renkaat Oyj.......................................   403      18,850
   #Outokumpu Oyj............................................ 3,715      39,632
    Pohjola Bank P.L.C....................................... 4,194      51,030
    Poyry Oyj................................................   726       9,675
    Raisio P.L.C. Series V................................... 7,337      23,684
    Ramirent Oyj............................................. 1,350      14,001
   #Rautaruukki Oyj Series K................................. 1,270      25,906
    Ruukki Group Oyj......................................... 3,453       7,126
    Sampo Oyj................................................ 3,883     118,272
   #Sanoma Oyj............................................... 2,100      36,765
    Stockmann Oyj Abp Series A............................... 1,273      35,895
   #Stockmann Oyj Abp Series B...............................   646      16,969
    Stora Enso Oyj Sponsored ADR............................. 9,200      78,752
    Tieto Oyj................................................ 1,055      15,641
    Tikkurila Oyj............................................   410       9,249
    UPM-Kymmene Oyj Sponsored ADR............................ 8,100     125,388
   #Uponor Oyj Series A......................................   782      11,545
    Vaisala Oyj Series A.....................................   214       6,984
    Wartsila Corp. Oyj Series B.............................. 1,126      32,407
    Yit Oyj.................................................. 1,551      34,371
                                                                     ----------
TOTAL FINLAND................................................         1,238,328
                                                                     ----------
FRANCE -- (7.2%)
    Accor SA.................................................   877      38,598
    Aeroports de Paris SA....................................   265      24,089
   *Air France-KLM SA........................................ 4,185      50,358
    Air Liquide SA...........................................   520      71,429
   *Alcatel-Lucent SA........................................ 8,068      32,159
   *Alcatel-Lucent SA Sponsored ADR.......................... 4,700      19,035
    Alstom SA................................................   858      45,167
    ALTEN SA.................................................   785      29,286
  #*Altran Technologies SA................................... 3,293      26,207
    April SA.................................................   199       4,547
    Arkema SA................................................   904      88,194
    Assystem SA..............................................   430       9,816
    Atos SA.................................................. 1,256      69,174
    AXA SA Sponsored ADR..................................... 4,900      91,630
    BNP Paribas SA........................................... 5,385     349,239
    Bonduelle SCA............................................   293      28,130
    Bongrain SA..............................................   259      24,170
    Bourbon SA............................................... 1,218      50,804

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
FRANCE -- (Continued)
   *Bouygues SA................................................  2,649 $100,129
    Canal Plus SA..............................................    972    6,584
    Capgemini SA...............................................  1,924   94,682
   *Carrefour SA...............................................  1,384   40,836
    Casino Guichard Perrachon SA...............................    832   75,851
    CEGID Group SA.............................................    257    7,408
    Cie de Saint-Gobain SA.....................................  2,454  141,809
   *Cie Generale de Geophysique - Veritas SA...................    576   19,343
   *Cie Generale de Geophysique - Veritas SA Sponsored ADR.....  3,000  101,040
    Cie Generale des Establissements Michelin SA Series B......  1,977  166,023
    Ciments Francais SA........................................    162   16,722
   *Club Mediterranee SA.......................................    316    7,490
    CNP Assurances SA..........................................  1,607   30,931
    Credit Agricole SA.........................................  7,316   89,812
    Danone SA..................................................    787   56,109
    Dassault Systemes SA.......................................    280   24,706
    Delachaux SA...............................................    227   26,191
   *Derichebourg SA............................................  2,685   17,720
    Edenred SA.................................................    877   25,253
    Eiffage SA.................................................    799   43,698
    Electricite de France SA...................................    694   26,361
    Esso S.A.F.................................................     76    9,312
   *Establissements Maurel et Prom SA..........................  1,811   41,571
    Euler Hermes SA............................................    688   60,408
  #*Euro Disney SCA............................................    810    7,834
   #European Aeronautic Defence & Space Co. SA.................  1,762   61,092
    Eutelsat Communications SA.................................    458   19,731
    Faurecia SA................................................    660   25,459
   #France Telecom SA Sponsored ADR............................  7,400  152,662
    GDF Suez SA................................................  5,950  194,571
    Gemalto NV.................................................  1,352   64,413
    Groupe Eurotunnel SA.......................................  6,043   64,413
    Groupe Steria SCA..........................................    727   18,398
    Guyenne et Gascogne SA.....................................    100   13,626
    Havas SA...................................................  7,086   33,168
    Hermes International SA....................................    125   43,151
    Imerys SA..................................................    950   65,230
    Ingenico SA................................................    449   18,922
    Ipsos SA...................................................    330   15,614
   *JCDecaux SA................................................  1,124   31,007
    Lafarge SA.................................................    439   23,478
   #Lafarge SA Sponsored ADR...................................  5,400   72,036
    Lagardere SCA..............................................  2,877  111,749
    Legrand SA.................................................    952   37,054
    L'Oreal SA.................................................    377   45,359
    M6 Metropole Television SA.................................  1,252   28,573
   *Manitou BF SA..............................................    989   30,158
    Mersen SA..................................................    561   30,317
    Natixis SA................................................. 12,923   58,624
   #Neopost SA.................................................    436   34,841
    Nexans SA..................................................    414   35,721
    Nexity SA..................................................  1,096   49,355
    Norbert Dentressangle SA...................................    187   21,849
   *NRJ Group SA...............................................    928   11,250
   #PagesJaunes Groupe SA......................................  1,400   11,112
    Peugeot SA.................................................  1,738   65,883
    Pierre & Vacances SA.......................................    114    9,012
    Plastic Omnium SA..........................................  1,116   38,685
    PPR SA.....................................................  1,001  184,995
    Publicis Groupe SA ADR.....................................  1,300   33,228
    Rallye SA..................................................    367   14,319

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
FRANCE -- (Continued)
    Renault SA...............................................  2,388 $  127,412
   #Rexel SA.................................................  1,827     39,724
   #Rhodia SA................................................  3,269    147,748
    Rubis SA.................................................    392     22,874
    Safran SA................................................  1,095     45,518
    Saft Groupe SA...........................................    295      9,587
    Schneider Electric SA....................................    623     90,033
    SCOR SE..................................................  3,048     78,446
    SEB SA...................................................    401     39,523
   #Sechilienne SA...........................................    191      4,552
   #Sequana SA...............................................    438      5,270
    Societe BIC SA...........................................    279     26,347
    Societe Generale SA......................................  4,077    201,811
   *Societe Television Francaise 1 SA........................  1,498     28,565
  #*Soitec SA................................................  1,246     11,128
    Somfy SA.................................................     74     22,081
    Stef-TFE SA..............................................    282     17,927
    STMicroelectronics NV....................................  3,725     29,369
    STMicroelectronics NV ADR................................  6,800     53,788
    Suez Environnement SA....................................  1,699     31,495
  #*Technicolor SA...........................................  1,546      8,534
    Technip SA ADR...........................................  1,900     51,927
    Teleperformance SA.......................................    805     20,739
    Thales SA................................................    366     15,644
    Total SA Sponsored ADR...................................  6,800    367,676
   *UbiSoft Entertainment SA.................................  1,606     13,365
    Valeo SA.................................................  1,428     87,482
    Vallourec SA.............................................    483     48,945
    Veolia Environnement SA ADR..............................    600     13,434
    Vilmorin & Cie SA........................................    177     19,168
    Vinci SA.................................................  1,680     97,359
    Vivendi SA...............................................  8,293    198,319
    Zodiac Aerospace SA......................................    567     49,042
                                                                     ----------
TOTAL FRANCE.................................................         6,083,742
                                                                     ----------
GERMANY -- (5.6%)............................................
   *Aareal Bank AG...........................................    765     22,676
    Adidas-Salomon AG........................................    795     59,014
    Allianz SE...............................................  3,099    403,848
    Aurubis AG...............................................    881     54,536
    BASF SE..................................................  1,274    115,057
   *Bauer AG.................................................    343     13,788
    Bayerische Motoren Werke AG..............................  1,632    163,155
    Beiersdorf AG............................................    364     23,450
    Bilfinger Berger SE......................................  1,050    103,557
    Comdirect Bank AG........................................  1,445     15,141
   *Commerzbank AG........................................... 24,216     92,049
  #*Constantin Medien AG.....................................  1,864      4,683
   *Continental AG...........................................    141     14,044
    Daimler AG...............................................  4,466    323,766
    Demag Cranes AG..........................................    201     13,355
    Deutsche Bank AG (5750355)...............................  1,143     62,845
   #Deutsche Bank AG (D18190898).............................  4,600    252,862
   *Deutsche Boerse AG.......................................    826     61,338
    Deutsche Lufthansa AG....................................  2,937     59,128
    Deutsche Post AG.........................................  9,624    169,919
    Deutsche Telekom AG...................................... 17,310    269,825
    Deutsche Wohnen AG.......................................    591      9,579
   *Deutz AG.................................................  2,362     22,805
    Douglas Holding AG.......................................    434     20,922
    E.ON AG Sponsored ADR....................................  8,830    242,648

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
GERMANY -- (Continued)
   #ElreingKlinger AG........................................   969  $   28,892
    Fielmann AG..............................................   139      14,517
    Fraport AG...............................................   799      64,019
   #Freenet AG............................................... 1,764      21,340
    Fuchs Petrolub AG........................................   215      10,412
    GEA Group AG.............................................   911      31,672
    GFK SE...................................................   703      35,346
    Grenkeleasing AG.........................................   598      35,794
    Hannover Rueckversicherung AG............................ 1,501      77,896
  #*Heidelberger Druckmaschinen AG........................... 4,410      12,490
    Heidelberger Zement AG...................................   682      37,508
    Henkel AG & Co. KGaA.....................................   615      33,555
    Hochtief AG..............................................   402      32,270
    Indus Holding AG.........................................   565      17,531
    Infineon Technologies AG ADR............................. 4,980      49,551
   *IVG Immobilien AG........................................ 2,827      19,443
   *Jenoptik AG..............................................   847       6,590
    K&S AG...................................................   518      41,330
    Kloeckner & Co. SE....................................... 2,316      56,398
    Kontron AG............................................... 1,112      11,145
   #Krones AG................................................   594      45,470
   *Kuka AG..................................................   521      13,894
    KWS Saat AG..............................................    62      13,031
    Lanxess AG...............................................   959      76,976
    Leoni AG.................................................   483      27,174
    Linde AG.................................................   840     150,536
    MAN SE...................................................   456      54,229
    Medion AG................................................   754      13,868
    Metro AG.................................................   443      24,454
    MLP AG...................................................   505       4,639
    MTU Aero Engines Holding AG..............................   699      51,604
    Munchener Rueckversicherungs-Gesellschaft AG............. 1,530     225,784
    MVV Energie AG...........................................   213       6,902
  #*Nordex SE................................................   312       2,244
  #*Pfleiderer AG............................................ 1,233       1,003
    Praktiker AG............................................. 3,222      11,340
    Puma AG Rudolf Dassler Sport.............................   106      32,623
  #*Q-Cells SE............................................... 4,748       8,312
    Rational AG..............................................    59      15,978
    Rheinmetall AG...........................................   925      77,423
  #*Roth & Rau AG............................................   980      30,774
    RWE AG...................................................   980      51,376
    Salzgitter AG............................................   919      66,940
    SAP AG Sponsored ADR..................................... 1,200      74,892
  #*SGL Carbon SE............................................   525      27,374
  #*Singulus Technologies AG................................. 2,333      11,690
   *Sky Deutschland AG....................................... 6,216      29,380
   #Solarworld AG............................................   399       4,552
   #Suedzucker AG............................................ 1,444      50,915
    Symrise AG............................................... 1,144      31,253
    ThyssenKrupp AG.......................................... 3,676     162,526
  #*TUI AG................................................... 4,500      41,591
    United Internet AG....................................... 1,164      23,668
    Volkswagen AG............................................    43       7,858
   #Wacker Chemie AG.........................................    83      15,696
    Wincor Nixdorf AG........................................   382      23,890
                                                                     ----------
TOTAL GERMANY................................................         4,743,548
                                                                     ----------
GREECE -- (0.5%)
   *Agricultural Bank of Greece S.A..........................   318         362
   *Alpha Bank A.E........................................... 8,245      36,144

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
GREECE -- (Continued)
   *Anek Lines S.A............................................   1,322 $    342
    Bank of Greece S.A........................................     518   18,458
    Coca-Cola Hellenic Bottling Co. S.A. ADR..................     750   19,395
   *EFG Eurobank Ergasias S.A.................................   8,392   32,618
   *Ellaktor S.A..............................................   4,143   16,082
    EYDAP Athens Water Supply & Sewage Co. S.A................     690    4,127
   *Folli Follie Group S.A....................................     300    3,968
   *Fourlis Holdings S.A......................................     501    2,938
    Frigoglass S.A............................................     562    7,504
   *GEK Terna S.A.............................................   1,957    5,540
   *Geniki Bank S.A...........................................     535      692
   *Halkor S.A................................................   3,691    5,306
    Hellenic Exchanges S.A....................................     626    4,389
    Hellenic Petroleum S.A....................................   3,652   33,715
    Hellenic Telecommunication Organization Co. S.A...........   1,098    9,188
    Hellenic Telecommunication Organization Co. S.A.
      Sponsored ADR...........................................   1,300    5,369
    JUMBO S.A.................................................     839    5,924
    Marfin Investment Group S.A...............................  22,347   14,447
    Metka S.A.................................................     797    9,446
    Michaniki S.A.............................................   2,081      688
    Motor Oil (Hellas) Corinth Refineries S.A.................     491    5,576
   *Mytilineos Holdings S.A...................................   3,029   21,292
   *National Bank of Greece S.A...............................   1,443    9,704
    National Bank of Greece S.A. ADR..........................  25,584   33,515
   *Nirefs Acquaculture S.A...................................   2,998    3,018
   *Piraeus Bank S.A..........................................  28,240   36,536
   *Proton Bank S.A...........................................   2,311    1,893
   *Public Power Corp. S.A....................................     802    9,872
   *Sidenor Steel Products Manufacturing Co. S.A..............   2,131    9,405
   *T Bank S.A................................................   8,910      511
    Titan Cement Co. S.A......................................   2,498   51,477
   *TT Hellenic Postbank S.A..................................   3,006   10,889
   *Viohalco S.A..............................................   1,602    9,568
                                                                       --------
TOTAL GREECE..................................................          439,898
                                                                       --------
HONG KONG -- (2.1%)
    Allied Properties (H.K.), Ltd.............................  85,888   16,860
   *Associated International Hotels, Ltd......................   6,000   13,234
    Bank of East Asia, Ltd....................................   6,464   24,948
    Cafe de Coral Holdings, Ltd...............................  10,000   25,155
   #Cathay Pacific Airways, Ltd...............................  12,000   27,799
    Century City International Holdings, Ltd.................. 110,000    8,026
    Cheung Kong Holdings, Ltd.................................  12,000  182,808
   *China Energy Development Holdings, Ltd.................... 176,000    3,608
    Chong Hing Bank, Ltd......................................   8,000   16,900
    Chuang's Consortium International, Ltd....................  93,642   11,640
    CLP Holdings, Ltd.........................................   5,000   46,273
    Dah Sing Financial Holdings, Ltd..........................   4,050   19,622
    Far East Consortium International, Ltd....................  37,000    8,215
    First Pacific Co., Ltd....................................  33,600   33,740
  #*Foxconn International Holdings, Ltd.......................   8,000    3,631
    Get Nice Holdings, Ltd.................................... 176,000   11,275
    Giordano International, Ltd...............................  20,000   15,209
   *Global Green Tech Group, Ltd.............................. 112,480    1,256
   *Goldin Properties Holdings, Ltd...........................  24,000    9,611
    Great Eagle Holdings, Ltd.................................  11,463   37,751
   *G-Resources Group, Ltd.................................... 114,000    9,232
   *Guangnan Holdings, Ltd....................................  40,000    6,768
    Hang Lung Group, Ltd......................................   8,000   48,128
    Hang Lung Properties, Ltd.................................  11,000   40,572
    Hang Seng Bank, Ltd.......................................   1,400   22,009

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
HONG KONG -- (Continued)
    Henderson Land Development Co., Ltd.....................  10,060 $   63,555
    Hong Kong & Shanghai Hotels, Ltd........................  11,096     17,517
   #Hong Kong Exchanges & Clearing, Ltd.....................   2,400     49,511
    Hopewell Holdings, Ltd..................................  10,500     34,051
   *Hutchison Telecommunications Hong Kong Holdings, Ltd....  15,000      5,327
    Johnson Electric Holdings, Ltd..........................  37,500     22,001
    Kerry Properties, Ltd...................................   5,500     26,534
    Kowloon Development Co., Ltd............................  10,000     13,460
    Lifestyle International Holdings, Ltd...................   4,500     14,639
   *Mongolia Energy Corp, Ltd...............................  25,000      3,169
    MTR Corp., Ltd..........................................  10,553     35,729
  #*New Times Energy Corp, Ltd.............................. 714,000      9,707
    New World Development Co., Ltd..........................  26,889     39,618
    NWS Holdings, Ltd.......................................  21,649     31,502
    Orient Overseas International, Ltd......................   6,000     34,017
    Pacific Basin Shipping, Ltd.............................  14,000      7,672
    PCCW, Ltd...............................................  34,000     14,822
    Pico Far East Holdings, Ltd.............................  56,000     11,276
    Power Assets Holdings, Ltd..............................   3,500     29,066
    Regal Hotels International Holdings, Ltd................  24,600      9,958
    Shangri-La Asia, Ltd....................................  17,500     44,959
   #Shun Tak Holdings, Ltd..................................  20,000     13,158
    Singamas Container Holdings, Ltd........................  42,000     14,522
    Sino Land Co., Ltd......................................  28,000     47,431
    SmarTone Telecommunications Holdings, Ltd...............  21,000     32,534
    Sun Hung Kai & Co., Ltd.................................  32,619     23,918
    Sun Hung Kai Properties, Ltd............................   9,000    136,791
   *Superb Summit International Timber Co., Ltd.............  71,000      2,735
    Tai Cheung Holdings, Ltd................................  23,000     18,136
   #Techtronic Industries Co., Ltd..........................  31,000     32,383
    Television Broadcasts, Ltd..............................   4,000     27,458
    Transport International Holdings, Ltd...................   4,000     10,372
    Varitronix International, Ltd...........................  17,000     10,821
    Victory City International Holdings, Ltd................  14,000      2,439
    VTech Holdings, Ltd.....................................   2,200     25,720
    Wharf Holdings, Ltd.....................................  14,625    107,049
    Wheelock & Co., Ltd.....................................  13,000     55,408
    Wing Hang Bank, Ltd.....................................   2,000     21,450
    Yue Yuen Industrial Holdings, Ltd.......................   9,500     30,466
                                                                     ----------
TOTAL HONG KONG.............................................          1,775,151
                                                                     ----------
INDONESIA -- (0.0%)
   *PT Salim Ivomas Pratama Tbk.............................     403         67
                                                                     ----------
IRELAND -- (0.4%)
   *Aer Lingus Group P.L.C..................................   4,388      4,267
   *Allied Irish Banks P.L.C. Sponsored ADR.................   1,420      2,442
   *Bank of Ireland P.L.C. Sponsored ADR....................   3,300      4,752
   *CRH P.L.C...............................................   3,881     76,134
    CRH P.L.C. Sponsored ADR................................   3,300     65,439
    DCC P.L.C...............................................   1,532     41,429
    Dragon Oil P.L.C........................................   4,125     36,957
   *Independent News & Media P.L.C..........................   1,139        548
    Kerry Group P.L.C. Series A (0490656)...................   1,125     46,466
   *Kerry Group P.L.C. Series A (4519579)...................     803     33,171
    Kingspan Group P.L.C. (0492793).........................   1,183     11,863
    Kingspan Group P.L.C. (4491235).........................   1,108     11,142
                                                                     ----------
TOTAL IRELAND...............................................            334,610
                                                                     ----------
ISRAEL -- (0.4%)
   *Africa Israel Investments, Ltd..........................   1,117      6,711

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
ISRAEL -- (Continued)
   *AudioCodes, Ltd............................................    614 $  3,340
   *Bank Hapoalim B.M..........................................  9,177   45,376
    Bank Leumi Le-Israel B.M................................... 11,235   52,150
    Bezeq Israeli Telecommunication Corp., Ltd.................  5,997   14,527
    Elbit Systems, Ltd.........................................    230   10,880
    Israel Chemicals, Ltd......................................  1,084   18,226
   *Israel Discount Bank, Ltd.................................. 20,541   39,673
    Ituran Location & Control, Ltd.............................    538    7,406
   *Makhteshim-Agan Industries, Ltd............................  1,874   10,315
   *Mellanox Technologies, Ltd.................................    437   14,909
   *Menorah Mivtachim Holdings, Ltd............................    894    8,940
    Migdal Insurance & Financial Holding, Ltd..................  7,718   13,131
    Mizrahi Tefahot Bank, Ltd..................................  2,222   23,348
   *NICE Systems, Ltd. Sponsored ADR...........................  1,024   36,577
   *Oil Refineries, Ltd........................................  6,074    4,091
    Phoenix Holdings, Ltd. (The)...............................  1,952    5,980
   *Retalix, Ltd...............................................    963   14,656
    Union Bank of Israel, Ltd..................................  1,193    5,496
                                                                       --------
TOTAL ISRAEL...................................................         335,732
                                                                       --------
ITALY -- (2.4%)
    A2A SpA....................................................  7,105   10,183
    ACEA SpA...................................................  1,354   11,910
    Arnoldo Mondadori Editore SpA..............................  1,773    5,606
    Assicurazioni Generali SpA.................................  3,739   70,966
    Atlantia SpA...............................................  1,870   34,624
    Autogrill SpA..............................................  1,015   13,359
    Azimut Holding SpA.........................................  1,386   11,298
   #Banca Carige SpA........................................... 20,964   43,411
    Banca Monte Dei Paschi di Siena SpA........................ 21,946   16,448
    Banca Piccolo Credito Valtellinese Scarl...................  4,872   20,115
   #Banca Popolare dell'Emilia Romagna Scrl....................  2,302   23,141
   *Banca Popolare dell'Etruria e del Lazio Scarl..............  2,054    5,759
   #Banca Popolare di Milano Scarl............................. 11,630   25,087
    Banca Popolare di Sondrio Scarl............................  4,779   36,304
    Banco Popolare Scarl.......................................  9,475   18,152
    Benetton Group SpA.........................................    945    6,558
    Brembo SpA.................................................  1,796   24,133
    Bulgari SpA................................................  1,302   23,041
   *Buzzi Unicem SpA...........................................  1,314   15,397
   #C.I.R. SpA - Compagnie Industriali Riunite.................  7,131   16,700
    Cementir Holding SpA.......................................  2,563    6,652
    Credito Artigiano SpA......................................  1,391    2,432
    Credito Emiliano SpA.......................................  1,807    9,139
    De Longhi SpA..............................................  3,442   42,380
    Enel SpA................................................... 13,248   76,300
    Eni SpA Sponsored ADR......................................  3,700  160,136
    ERG SpA....................................................  1,082   14,410
    Esprinet SpA...............................................  2,121   11,246
   *Fiat Industrial SpA........................................  2,621   34,597
    Fiat SpA...................................................  4,471   44,176
    Fiat SpA Sponsored ADR.....................................  1,600   15,904
    Finmeccanica SpA...........................................  6,992   53,651
  #*Fondiaria - Sai SpA........................................  1,930    5,012
   #Geox SpA...................................................    852    4,377
    Gruppo Editoriale L'Espresso SpA...........................  3,978    9,238
    Hera SpA................................................... 14,415   28,420
    Immsi SpA..................................................  4,196    4,715
   *Impregilo SpA.............................................. 10,237   29,038
    Interpump Group SpA........................................  1,758   14,253
    Intesa Sanpaolo SpA........................................ 47,466  109,495

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
ITALY -- (Continued)
    Iren SpA.................................................  8,189 $   13,505
   #Italcementi SpA..........................................  1,415     11,386
    Italmobiliare SpA........................................    246      8,639
    Luxottica Group SpA Sponsored ADR........................    600     18,924
    Mediaset SpA.............................................  4,438     19,015
    Mediobanca SpA...........................................  6,902     63,434
  #*Mediolanum SpA...........................................  2,157      8,947
   *Milano Assicurazioni SpA.................................  5,810      2,537
  #*Parmalat SpA............................................. 30,428     79,245
    Piaggio & C. SpA.........................................  2,131      8,809
   #Pirelli & Co. SpA........................................  4,681     48,536
   *Prelios SpA..............................................  7,505      4,092
   *Premafin Finanziaria SpA................................. 10,391      5,511
    Prysmian SpA.............................................  1,062     19,656
   *Safilo Group SpA.........................................  1,177     15,856
    Saipem SpA...............................................    800     41,689
   *Saras SpA................................................  5,737     11,776
    Snam Rete Gas SpA........................................  3,918     22,619
    Societa' Cattolica di Assicurazioni S.c.r.l..............    859     20,786
    Telecom Italia SpA Sponsored ADR......................... 10,975    137,188
   #Tenaris SA ADR...........................................    900     39,780
    Terna Rete Elettrica Nazionale SpA.......................  9,125     41,377
    Tod's SpA................................................    244     32,651
    UniCredit SpA............................................ 83,148    148,326
    Unione di Banche Italiane ScpA...........................  9,985     47,921
   *Unipol Gruppo Finanziario SpA............................ 16,156      7,449
                                                                     ----------
TOTAL ITALY..................................................         1,987,417
                                                                     ----------
JAPAN -- (19.7%)
    77 Bank, Ltd. (The)...................................... 11,000     48,235
    Adeka Corp...............................................  2,100     21,626
   *Aderans Co., Ltd.........................................  1,300     12,197
   #AEON Co., Ltd............................................  4,300     54,153
    Ahresty Corp.............................................  2,300     19,626
    Aica Kogyo Co., Ltd......................................  2,800     39,715
    Aichi Bank, Ltd. (The)...................................    200     10,951
    Aichi Steel Corp.........................................  4,000     27,047
    Aida Engineering, Ltd....................................  4,000     21,044
    Aiphone Co., Ltd.........................................  1,300     24,461
    Air Water, Inc...........................................  2,000     24,258
    Akita Bank, Ltd. (The)...................................  5,000     15,244
    Alpha Systems, Inc.......................................    400      6,259
    Alpine Electronics, Inc..................................  1,300     19,413
    Alps Electric Co., Ltd...................................  2,800     31,473
    Amada Co., Ltd...........................................  8,000     62,014
    Amano Corp...............................................  1,700     16,231
    Anritsu Corp.............................................  2,000     21,678
    AOC Holdings, Inc........................................  2,200     16,961
    AOKI Holdings, Inc.......................................  1,100     18,058
    Aoyama Trading Co., Ltd..................................  1,800     31,403
   #Aozora Bank, Ltd......................................... 14,000     34,146
    Arakawa Chemical Industries, Ltd.........................    900      8,761
   #Ariake Japan Co., Ltd....................................  1,000     20,421
    Asahi Diamond Industrial Co., Ltd........................  1,000     23,649
    Asahi Glass Co., Ltd.....................................  2,000     23,107
    Asahi Kasei Corp.........................................  7,000     49,519
   #ASATSU-DK, Inc...........................................    700     19,301
    Asics Corp...............................................  2,000     30,326
    Autobacs Seven Co., Ltd..................................  1,000     45,020
    Awa Bank, Ltd. (The).....................................  5,000     32,511
    Bank of Iwate, Ltd. (The)................................    400     16,323

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Bank of Kyoto, Ltd. (The)..................................  5,000 $ 45,637
    Bank of Nagoya, Ltd. (The).................................  4,000   12,549
    Bank of Okinawa, Ltd. (The)................................    600   28,128
    Bank of the Ryukyus, Ltd...................................  1,700   22,291
    Bank of Yokohama, Ltd. (The)............................... 14,000   68,569
    Benesse Holdings, Inc......................................    700   30,264
   *Best Denki Co., Ltd........................................  8,500   26,620
    Bookoff Corp...............................................  2,600   24,315
    Bridgestone Corp...........................................  2,500   62,189
    Calsonic Kansei Corp.......................................  6,000   39,139
    Canon Marketing Japan, Inc.................................  1,200   14,924
    Canon, Inc.................................................    494   23,816
    Canon, Inc. Sponsored ADR..................................  1,800   86,976
   #Casio Computer Co., Ltd....................................  6,200   43,873
    Central Glass Co., Ltd.....................................  4,000   20,027
    Chiba Bank, Ltd. (The)..................................... 12,000   76,048
   *Chiba Kogyo Bank, Ltd. (The)...............................  1,500    8,745
    Chiyoda Co., Ltd...........................................  1,100   18,139
    Chofu Seisakusho Co., Ltd..................................  1,300   33,879
    Chubu Electric Power Co., Ltd..............................  1,800   30,913
    Chudenko Corp..............................................  1,000   11,735
    Chuetsu Pulp & Paper Co., Ltd..............................  6,000   10,028
    Chugoku Bank, Ltd. (The)...................................  5,000   63,599
    Chugoku Electric Power Co., Ltd. (The).....................  1,200   19,378
    Chugoku Marine Paints, Ltd.................................  2,000   16,141
    Chukyo Bank, Ltd. (The)....................................  7,000   17,370
    Chuo Mitsui Trust Holdings, Inc............................ 10,940   40,300
    Circle K Sunkus Co., Ltd...................................    700   11,591
    Citizen Holdings Co., Ltd..................................  7,900   47,434
    CKD Corp...................................................  2,200   18,924
    CMK Corp...................................................  2,100    8,107
    Coca-Cola Central Japan Co., Ltd...........................  1,500   20,671
    Coca-Cola West Co., Ltd....................................  1,500   30,007
    Comsys Holdings Corp.......................................  2,000   19,919
    Cosmo Oil Co., Ltd......................................... 15,000   45,273
    Credit Saison Co., Ltd.....................................  4,000   67,844
  #*CSK Corp...................................................  1,000    4,199
    Dai Nippon Printing Co., Ltd............................... 10,000  113,550
    Daicel Chemical Industries, Ltd............................  5,000   35,772
    Daido Steel Co., Ltd.......................................  5,000   35,448
  #*Daiei, Inc. (The)..........................................  2,650    9,989
    Daifuku Co., Ltd...........................................  2,000   12,896
   #Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.....................    600   26,237
    Daikin Industries, Ltd.....................................    700   24,832
   *Daikyo, Inc................................................  5,000    9,680
    Dainichiseika Colour & Chemicals Manufacturing Co., Ltd....  4,000   20,018
    Dainippon Screen Manufacturing Co., Ltd....................  3,000   23,585
    Daio Paper Corp............................................  3,000   23,495
    Daisan Bank, Ltd. (The)....................................  7,000   16,532
    Daishi Bank, Ltd. (The)....................................  8,000   24,383
    Daiwa House Industry Co., Ltd..............................  5,000   67,382
    Daiwa Securities Group, Inc................................  3,000   13,049
   #Daiwabo Holdings Co., Ltd..................................  8,000   18,001
    Denki Kogyo Co., Ltd.......................................  3,000   14,226
    Denso Corp.................................................  1,800   63,965
    Dentsu, Inc................................................  1,300   40,439
    Descente, Ltd..............................................  3,000   16,970
    DIC Corp................................................... 10,000   23,293
   #Disco Corp.................................................    400   23,263
   #Don Quijote Co., Ltd.......................................  1,000   34,449
    Dowa Holdings Co., Ltd.....................................  2,000   13,398

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Dydo Drinco, Inc...........................................    600 $ 23,362
    eAccess, Ltd...............................................     18    7,969
    East Japan Railway Co......................................    600   37,761
    Ebara Corp.................................................  6,000   35,290
    Edion Corp.................................................  1,800   18,679
    Ehime Bank, Ltd. (The).....................................  6,000   17,637
    Eighteenth Bank, Ltd. (The)................................  8,000   21,685
    Electric Power Development Co., Ltd........................    600   15,865
    Exedy Corp.................................................  1,000   37,785
    Ezaki Glico Co., Ltd.......................................  2,000   23,003
    FamilyMart Co., Ltd........................................    600   22,670
    Felissimo Corp.............................................    400    6,079
    Foster Electric Co., Ltd...................................    500    8,356
    Fuji Electric Holdings Co., Ltd............................ 10,000   32,556
    Fuji Heavy Industries, Ltd.................................  5,000   40,031
    Fuji Oil Co., Ltd..........................................  2,600   39,614
   #Fuji Soft, Inc.............................................  1,100   16,373
    FUJIFILM Holdings Corp.....................................  3,300   99,660
    Fujikura, Ltd..............................................  7,000   33,077
    Fujitsu, Ltd...............................................  5,000   29,426
    Fukui Bank, Ltd. (The).....................................  7,000   20,538
    Fukuoka Financial Group, Inc............................... 12,000   51,024
    Fukuyama Transporting Co., Ltd.............................  5,000   29,201
    Funai Electric Co., Ltd....................................    500   12,987
   *Furukawa Co., Ltd..........................................  9,000    9,100
    Futaba Corp................................................  1,500   27,332
    Futaba Industrial Co., Ltd.................................    900    7,179
   #GEO Co., Ltd...............................................      9   11,642
    Glory, Ltd.................................................  1,000   23,388
    Godo Steel, Ltd............................................  6,000   15,206
    Gunma Bank, Ltd. (The)..................................... 10,000   53,155
    Gunze, Ltd.................................................  5,000   18,720
   #H2O Retailing Corp.........................................  4,000   30,557
    Hachijuni Bank, Ltd. (The)................................. 11,000   61,037
    Hakuhodo Dy Holdings, Inc..................................    670   37,018
   *Hankyu Hanshin Holdings, Inc............................... 17,000   68,435
    Hanwa Co., Ltd.............................................  4,000   17,658
   *Haseko Corp................................................ 11,000    8,967
    Heiwado Co., Ltd...........................................  1,200   15,724
    Higashi-Nippon Bank, Ltd...................................  6,000   12,888
    Higo Bank, Ltd. (The)......................................  5,000   28,233
    Hino Motors, Ltd...........................................  5,000   31,022
    Hirose Electric Co., Ltd...................................    200   20,036
   #Hiroshima Bank, Ltd. (The)................................. 13,000   57,180
    Hitachi High-Technologies Corp.............................  1,900   41,154
    Hitachi Kokusai Electric, Inc..............................  2,000   16,221
   #Hitachi Metals, Ltd........................................  1,000   14,121
    Hitachi Transport System, Ltd..............................  1,900   34,153
    Hitachi Zosen Corp......................................... 10,500   17,268
    Hitachi, Ltd. ADR..........................................    800   49,496
    Hokkaido Electric Power Co., Inc...........................  1,000   15,321
    Hokkan Holdings, Ltd.......................................  5,000   15,788
    Hokkoku Bank, Ltd. (The)...................................  7,000   24,614
    Hokuetsu Bank, Ltd. (The)..................................  9,000   19,230
    Hokuhoku Financial Group, Inc.............................. 17,000   35,491
    Hokuriku Electric Power Co., Inc...........................  1,000   17,929
    Honda Motor Co., Ltd. Sponsored ADR........................  3,554  141,378
    Hosiden Corp...............................................  1,200   10,217
    House Foods Corp...........................................  1,900   34,217
    Hyakugo Bank, Ltd. (The)...................................  4,000   15,844
   *Hyakujishi Bank, Ltd. (The)................................  9,000   32,788

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
    IBJ Leasing Co., Ltd........................................  1,000 $24,557
    Ichikoh Industries, Ltd..................................... 12,000  28,603
    Ichiyoshi Securities Co., Ltd...............................  2,200  12,459
    Idec Corp...................................................  1,300  15,816
    Idemitsu Kosan Co., Ltd.....................................    400  46,447
    Imperial Hotel, Ltd.........................................    450  11,429
    Inaba Denki Sangyo Co., Ltd.................................    600  16,662
    Inageya Co., Ltd............................................  2,000  23,063
    Inui Steamship Co., Ltd.....................................  3,500  16,553
    Isetan Mitsukoshi Holdings, Ltd.............................  5,740  60,809
   *Ishihara Sangyo Kaisha, Ltd................................. 13,000  18,259
    IT Holdings Corp............................................  1,200  11,652
    ITO EN, Ltd.................................................  1,000  18,251
    ITOCHU Corp.................................................  7,000  80,762
    Itochu Enex Co., Ltd........................................  1,800  10,741
    Itochu Techno-Solutions Corp................................    600  23,726
    Itoham Foods, Inc...........................................  5,000  20,261
    Iyo Bank, Ltd. (The)........................................  7,000  65,914
    Izumi Co., Ltd..............................................  1,400  21,287
    Izumiya Co., Ltd............................................  3,000  13,032
    J. Front Retailing Co., Ltd.................................  8,800  41,761
    Japan Airport Terminal Co., Ltd.............................  2,400  30,814
    Japan Digital Laboratory Co., Ltd...........................  1,600  19,802
    Japan Petroleum Exploration Co., Ltd........................    300  15,283
    Japan Pulp & Paper Co., Ltd.................................  5,000  18,169
    Japan Wool Textile Co., Ltd. (The)..........................  3,000  26,649
    JFE Holdings, Inc...........................................    700  19,045
    J-Oil Mills, Inc............................................  3,000   9,056
    Joshin Denki Co., Ltd.......................................  3,000  34,305
    Joyo Bank, Ltd. (The).......................................  7,000  29,426
    JS Group Corp...............................................  2,100  52,530
    JSR Corp....................................................    800  16,338
    JTEKT Corp..................................................  1,100  16,126
    Juroku Bank, Ltd............................................  9,000  28,182
   *JVC Kenwood Holdings, Inc...................................  1,500   8,498
    JX Holdings, Inc............................................  9,490  68,614
   #Kadokawa Holdings, Inc......................................    800  28,551
    Kaga Electronics Co., Ltd...................................  1,200  13,532
    Kagome Co., Ltd.............................................  1,300  23,805
    Kagoshima Bank, Ltd. (The)..................................  3,000  20,333
   #Kameda Seika Co., Ltd.......................................    700  14,064
    Kamigumi Co., Ltd...........................................  7,000  69,684
    Kanamoto Co., Ltd...........................................  3,000  23,344
    Kandenko Co., Ltd...........................................  4,000  18,692
    Kaneka Corp.................................................  8,000  51,187
   *Kanematsu Corp.............................................. 12,000  12,002
    Kansai Electric Power Co., Inc..............................  1,200  20,215
    Kansai Paint Co., Ltd.......................................  6,000  55,409
    Kanto Auto Works, Ltd.......................................  1,500  15,073
    Kao Corp....................................................  1,000  28,279
    Kawasaki Heavy Industries, Ltd..............................  5,000  18,293
   #Kawasaki Kisen Kaisha, Ltd..................................  2,000   6,545
    KDDI Corp...................................................      4  29,723
    Keihin Corp.................................................  1,100  24,542
   #Keikyu Corp.................................................  4,000  31,167
    Keio Corp...................................................  3,000  18,141
    Keisei Electric Railway Co., Ltd............................  4,000  25,705
    Keiyo Bank, Ltd. (The)......................................  4,000  21,085
   *Kenedix, Inc................................................     12   2,342
    Kewpie Corp.................................................  2,200  29,855
    Key Coffee, Inc.............................................  1,100  21,019

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Kikkoman Corp..............................................  2,000 $ 22,112
    Kinden Corp................................................  3,000   25,377
   #Kintetsu Corp..............................................  7,000   23,621
    Kitz Corp..................................................  3,000   17,041
    Kiyo Holdings, Inc......................................... 15,000   21,224
    Kobe Steel, Ltd............................................ 10,000   22,089
   #Kohnan Shoji Co., Ltd......................................  1,300   25,841
    Kokuyo Co., Ltd............................................  2,300   17,269
    Komatsu, Ltd...............................................  1,100   34,340
    Komori Corp................................................  1,000    8,385
   *Konica Minolta Holdings, Inc...............................  5,500   44,498
    Kose Corp..................................................    800   21,046
    Kubota Corp. Sponsored ADR.................................    800   36,208
    Kurabo Industries, Ltd.....................................  8,000   15,988
    Kuraray Co., Ltd...........................................  3,000   45,291
    Kureha Corp................................................  5,000   24,037
    Kuroda Electric Co., Ltd...................................  1,300   15,311
    Kyocera Corp. Sponsored ADR................................    900   96,408
   #Kyoritsu Maintenance Co., Ltd..............................    900   14,689
    Kyowa Exeo Corp............................................  2,000   19,789
    Lawson, Inc................................................    500   27,050
  #*Leopalace21 Corp...........................................  4,100    5,944
    Lintec Corp................................................  1,100   30,632
    Lion Corp..................................................  4,000   21,880
    Mabuchi Motor Co., Ltd.....................................    700   36,191
    Maeda Corp.................................................  5,000   16,404
    Maeda Road Construction Co., Ltd...........................  3,000   29,111
    Makino Milling Machine Co., Ltd............................  2,000   19,672
    Makita Corp................................................    500   23,523
    Marubeni Corp..............................................  6,000   45,021
    Maruha Nichiro Holdings, Inc............................... 12,000   21,016
    Marui Group Co., Ltd.......................................  4,900   40,126
    Maruichi Steel Tube, Ltd...................................  1,200   30,406
    Marusan Securities Co., Ltd................................  2,100    9,455
    Maruwa Co., Ltd............................................    900   41,518
    Max Co., Ltd...............................................  2,000   25,301
    Mazda Motor Corp........................................... 15,000   41,219
    Megmilk Snow Brand Co., Ltd................................  1,400   26,058
    Meitec Corp................................................    700   15,595
    Meito Sangyo Co., Ltd......................................    600    8,046
    Michinoku Bank, Ltd. (The).................................  7,000   14,008
    Mikuni Coca-Cola Bottling Co., Ltd.........................  1,300   11,739
    Mimasu Semiconductor Industry Co., Ltd.....................  2,000   22,305
    Minebea Co., Ltd...........................................  5,000   25,420
    Ministop Co., Ltd..........................................    800   15,087
    Mirait Holdings Corp.......................................  2,000   16,512
    Misumi Group, Inc..........................................  1,200   33,493
   *Mitsubishi Corp............................................  4,600  123,032
    Mitsubishi Electric Corp...................................  1,000   11,808
    Mitsubishi Estate Co., Ltd.................................  2,000   35,865
    Mitsubishi Heavy Industries, Ltd........................... 11,000   51,269
    Mitsubishi Logistics Corp..................................  4,000   45,980
    Mitsubishi Materials Corp..................................  8,000   27,249
   *Mitsubishi Motors Corp..................................... 13,000   16,977
    Mitsubishi Paper Mills, Ltd................................ 10,000   10,228
    Mitsubishi UFJ Financial Group, Inc........................ 60,470  307,059
    Mitsuboshi Belting, Ltd....................................  4,000   22,728
    Mitsui & Co., Ltd..........................................  3,100   58,363
    Mitsui & Co., Ltd. Sponsored ADR...........................    200   75,798
    Mitsui Chemicals, Inc......................................  6,000   22,786
    Mitsui Fudosan Co., Ltd....................................  2,000   38,213

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)............................................
    Mitsui High-Tec, Inc........................................  2,000 $ 9,782
    Mitsui Mining & Smelting Co., Ltd........................... 14,000  50,672
    Mitsui O.S.K. Lines, Ltd....................................  7,000  36,655
    Mitsui Sugar Co., Ltd.......................................  3,000  14,267
    Mitsui-Soko Co., Ltd........................................  4,000  15,980
    Mitsuuroko Co., Ltd.........................................  2,900  17,309
   #Miura Co., Ltd..............................................    700  20,160
    Miyazaki Bank, Ltd. (The)...................................  5,000  11,595
   *Mizuho Financial Group, Inc................................. 23,100  37,788
    Mizuho Investors Securities Co., Ltd........................ 12,000  11,173
    Mizuho Trust & Banking Co., Ltd............................. 12,000  10,567
   #Mizuno Corp.................................................  4,000  18,582
   #Modec, Inc..................................................    600  11,052
   #Mori Seiki Co., Ltd.........................................  1,100  14,626
    Morinaga & Co., Ltd......................................... 10,000  24,289
    Morinaga Milk Industry Co., Ltd.............................  8,000  35,624
    Morita Holdings Corp........................................  3,000  17,878
    MOS Food Services, Inc......................................  1,500  29,722
    MS&AD Insurance Group Holdings, Inc.........................  3,864  96,567
    Murata Manufacturing Co., Ltd...............................    400  25,907
    Musashino Bank, Ltd.........................................  1,000  35,237
    Nagase & Co., Ltd...........................................  4,000  52,806
    Nagoya Railroad Co., Ltd....................................  9,000  23,963
    Namco Bandai Holdings, Inc..................................  2,500  31,633
   #Nanto Bank, Ltd. (The)......................................  5,000  26,565
   *NEC Corp.................................................... 31,000  70,899
    Net One Systems Co., Ltd....................................     18  43,130
   *Neturen Co., Ltd............................................  1,500  13,263
    NHK Spring Co., Ltd.........................................  2,000  21,296
    Nichicon Corp...............................................  2,400  40,529
    Nichirei Corp...............................................  6,000  26,567
    Nifco, Inc..................................................    900  24,075
    NIFTY Corp..................................................      9  12,593
   #Nihon Dempa Kogyo Co., Ltd..................................    400   5,220
    Nihon Nohyaku Co., Ltd......................................  1,000   4,574
    Nihon Parkerizing Co., Ltd..................................  2,000  29,933
    Nikon Corp..................................................  1,000  23,468
    Nintendo Co., Ltd...........................................    100  15,859
    Nippo Corp..................................................  3,000  24,126
    Nippon Beet Sugar Manufacturing Co., Ltd....................  9,000  20,644
    Nippon Carbon Co., Ltd......................................  7,000  22,780
    Nippon Chemi-Con Corp.......................................  3,000  19,385
    Nippon Express Co., Ltd..................................... 12,000  52,925
    Nippon Flour Mills Co., Ltd.................................  6,000  28,444
    Nippon Gas Co., Ltd.........................................  1,100  15,417
    Nippon Konpo Unyu Soko Co., Ltd.............................  2,000  22,813
    Nippon Light Metal Co., Ltd................................. 10,000  21,137
    Nippon Meat Packers, Inc....................................  5,000  69,566
    Nippon Paint Co., Ltd.......................................  5,000  40,482
    Nippon Paper Group, Inc.....................................  2,300  51,375
    Nippon Seiki Co., Ltd.......................................  1,000  11,870
    Nippon Sheet Glass Co., Ltd................................. 20,000  63,789
    Nippon Shokubai Co., Ltd....................................  4,000  52,322
    Nippon Soda Co., Ltd........................................  5,000  23,557
    Nippon Steel Corp........................................... 10,000  33,681
    Nippon Suisan Kaisha, Ltd...................................  5,500  19,893
    Nippon Telegraph & Telephone Corp. ADR......................  1,600  39,584
    Nippon Thompson Co., Ltd....................................  3,000  24,164
  #*Nippon Yakin Kogyo Co., Ltd.................................  2,500   7,443
    Nishimatsu Construction Co., Ltd............................  7,000  10,481
    Nishi-Nippon Bank, Ltd...................................... 21,000  64,573

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Nishi-Nippon Railroad Co., Ltd.............................  6,000 $ 26,970
    Nissan Motor Co., Ltd......................................  9,900  105,351
    Nissan Shatai Co., Ltd.....................................  3,000   24,782
    Nisshin Oillio Group, Ltd. (The)...........................  5,000   23,908
    Nisshin Seifun Group, Inc..................................  3,000   38,326
    Nisshin Steel Co., Ltd..................................... 21,000   43,626
    Nissin Foods Holdings Co., Ltd.............................    500   19,090
    Nissin Kogyo Co., Ltd......................................  1,000   18,472
    Nitta Corp.................................................  1,000   20,192
    Nittetsu Mining Co., Ltd...................................  3,000   13,227
    Nitto Boseki Co., Ltd......................................  6,000   17,360
    Nitto Denko Corp...........................................    500   24,094
    Nitto Kogyo Corp...........................................  1,400   16,298
    NKSJ Holdings, Inc.........................................  4,000   26,393
    NOF Corp...................................................  5,000   22,756
    NOK Corp...................................................  2,700   50,009
    Nomura Holdings, Inc....................................... 18,800   91,269
   #Nomura Holdings, Inc. ADR..................................  3,400   16,490
    Nomura Research Institute, Ltd.............................    600   14,298
    Noritake Co., Ltd..........................................  5,000   19,969
   *Noritsu Koki Co., Ltd......................................    900    5,016
    NTN Corp...................................................  4,000   24,154
    NTT Data Corp..............................................      5   17,347
    NTT DoCoMo, Inc............................................     41   75,867
    Obayashi Corp..............................................  9,000   41,642
    Odakyu Electric Railway Co., Ltd...........................  3,000   25,891
    Ogaki Kyoritsu Bank, Ltd. (The)............................  4,000   12,716
    Oiles Corp.................................................  1,200   25,134
    Oita Bank, Ltd. (The)......................................  4,000   11,985
    Oji Paper Co., Ltd.........................................  8,000   39,995
    Okasan Securities Group, Inc...............................  4,000   14,451
   *Oki Electric Industry Co., Ltd............................. 13,000   12,957
    Okinawa Electric Power Co., Ltd............................    400   17,911
    OKUMA Corp.................................................  2,000   21,185
    Okumura Corp...............................................  4,000   15,004
    Onoken Co., Ltd............................................  2,600   24,138
    Onward Holdings Co., Ltd...................................  4,000   33,727
    Oriental Land Co., Ltd.....................................    400   37,493
    Osaka Gas Co., Ltd.........................................  8,000   31,675
    Panasonic Corp.............................................  9,000  107,015
    Parco Co., Ltd.............................................  1,500   12,783
    Paris Miki Holdings, Inc...................................  1,600   14,565
   *Pioneer Electronic Corp....................................  2,500   13,188
    Press Kogyo Co., Ltd.......................................  5,000   28,660
    Rengo Co., Ltd.............................................  4,000   26,381
   *Renown, Inc................................................  2,700    5,290
    Resona Holdings, Inc.......................................  1,900    9,416
    Resorttrust, Inc...........................................  1,000   14,573
    Ricoh Co., Ltd.............................................  5,000   53,787
    Riken Corp.................................................  4,000   19,609
    Rohm Co., Ltd..............................................  1,000   58,274
    Roland Corp................................................    700    6,443
   #Round One Corp.............................................    900    7,244
    Ryohin Keikaku Co., Ltd....................................    400   20,864
    Ryosan Co., Ltd............................................  1,000   21,666
    Saizeriya Co., Ltd.........................................  1,200   24,504
   *Sakai Chemical Industry Co., Ltd...........................  3,000   13,431
    Sakata Seed Corp...........................................  1,600   23,173
    San-Ai Oil Co., Ltd........................................  2,000   11,281
    Sanden Corp................................................  4,000   21,100
    San-in Godo Bank, Ltd. (The)...............................  3,000   23,296

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Sanken Electric Co., Ltd...................................  4,000 $ 21,720
    Sanki Engineering Co., Ltd.................................  3,000   17,378
    Sankyo Co., Ltd............................................    700   37,383
   *Sankyo-Tateyama Holdings, Inc.............................. 12,000   16,383
    Sankyu, Inc................................................  4,000   19,268
    Sanshin Electronics Co., Ltd...............................  1,500   11,966
    Sanwa Holdings Corp........................................  4,000   14,086
    Sanyo Chemical Industries, Ltd.............................  4,000   31,612
    Sanyo Special Steel Co., Ltd...............................  3,000   19,741
    Sapporo Hokuyo Holdings, Inc...............................  8,000   34,578
    Sasebo Heavy Industries Co., Ltd...........................  3,000    5,619
    Sato Corp..................................................  1,100   14,450
    SBI Holdings, Inc..........................................    357   35,022
    Scroll Corp................................................  2,100    7,010
    Secom Co., Ltd.............................................    800   39,908
    Seiko Epson Corp...........................................  2,200   37,335
    Seiko Holdings Corp........................................  4,000   13,349
    Seino Holdings Co., Ltd....................................  4,000   30,755
    Seiren Co., Ltd............................................  2,600   16,472
    Sekisui Chemical Co., Ltd..................................  4,000   36,957
    Sekisui House, Ltd.........................................  5,000   47,858
    Senko Co., Ltd.............................................  7,000   26,062
    Senshukai Co., Ltd.........................................  1,200    8,140
    Seven & I Holdings Co., Ltd................................  3,700  105,504
    Sharp Corp.................................................  2,000   18,424
    Shiga Bank, Ltd............................................  7,000   41,019
    Shikoku Bank, Ltd..........................................  5,000   15,985
    Shima Seiki Manufacturing Co., Ltd.........................    400    9,598
    Shimachu Co., Ltd..........................................  1,000   24,938
    Shimano, Inc...............................................    300   15,810
    Shimizu Corp............................................... 10,000   44,323
    Shindengen Electric Manufacturing Co., Ltd.................  3,000   13,189
    Shin-Etsu Chemical Co., Ltd................................    500   26,971
   #Shinkawa, Ltd..............................................  1,800   12,761
  #*Shinko Electric Industries Co., Ltd........................    700    5,794
    Shinko Plantech Co., Ltd...................................  1,300   15,263
    Shinko Shoji Co., Ltd......................................    900    7,223
    Shinsei Bank, Ltd..........................................  2,000    2,539
    Shiseido Co., Ltd..........................................  1,000   19,162
    Shizuoka Bank, Ltd.........................................  9,000   84,649
    Shochiku Co., Ltd..........................................  3,000   25,753
    Shoko Co., Ltd............................................. 14,000   22,486
   *Showa Denko K.K............................................ 14,000   29,151
    Showa Shell Sekiyu K.K.....................................  2,300   22,144
    Sinanen Co., Ltd...........................................  4,000   17,521
    SKY Perfect JSAT Holdings, Inc.............................     35   15,348
    SMK Corp...................................................  3,000   12,064
    Sohgo Security Services Co., Ltd...........................  1,500   17,339
    Sojitz Corp................................................ 35,400   70,020
    Sony Corp..................................................  1,200   30,099
    Sony Corp. Sponsored ADR...................................  5,400  135,540
   *Sotetsu Holdings, Inc......................................  6,000   17,765
    SRI Sports, Ltd............................................  1,100   12,220
    Star Micronics Co., Ltd....................................    700    7,911
   #Sumisho Computer Systems Corp..............................  1,200   20,981
    Sumitomo Bakelite Co., Ltd.................................  5,000   34,228
    Sumitomo Corp..............................................  3,700   52,145
    Sumitomo Electric Industries, Ltd..........................  4,100   61,206
    Sumitomo Forestry Co., Ltd.................................  3,600   34,166
    Sumitomo Heavy Industries, Ltd.............................  2,000   14,055
   *Sumitomo Light Metal Industries, Ltd.......................  9,000    9,919

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
   *Sumitomo Metal Industries, Ltd.............................  5,000 $ 11,986
    Sumitomo Metal Mining Co., Ltd.............................  1,000   17,707
    Sumitomo Mitsui Financial Group, Inc.......................  5,464  171,892
    Sumitomo Osaka Cement Co., Ltd............................. 11,000   31,839
    Sumitomo Realty & Development Co., Ltd.....................  1,000   24,688
    Sumitomo Rubber Industries, Ltd............................  2,400   31,155
    Sumitomo Warehouse Co., Ltd................................  4,000   19,503
    Sunx, Ltd..................................................  3,800   25,770
    Suruga Bank, Ltd...........................................  5,000   43,401
   *SWCC Showa Holdings Co., Ltd............................... 14,000   17,773
    T&D Holdings, Inc..........................................  1,350   33,032
    Tadano, Ltd................................................  2,000   12,195
    Taihei Dengyo Kaisha, Ltd..................................  1,000    6,987
   #Taiheiyo Cement Corp....................................... 24,000   47,285
    Taiho Kogyo Co., Ltd.......................................  1,300   13,283
    Taikisha, Ltd..............................................  1,500   30,579
    Taisei Corp................................................ 25,000   59,719
    Taiyo Nippon Sanso Corp....................................  3,000   23,404
    Taiyo Yuden Co., Ltd.......................................  2,000   25,174
    Takara Standard Co., Ltd...................................  4,000   30,667
    Takasago International Corp................................  4,000   19,312
   #Takasago Thermal Engineering Co., Ltd......................  2,000   16,488
    Takashimaya Co., Ltd.......................................  7,000   52,121
   *Takuma Co., Ltd............................................  4,000   20,539
    TDK Corp...................................................    100    5,151
    TDK Corp. Sponsored ADR....................................    400   20,700
    Teijin, Ltd................................................  7,000   31,274
    Tenma Corp.................................................  1,200   12,066
    TKC, Corp..................................................  1,100   24,393
   #Toagosei Co., Ltd..........................................  6,000   33,162
    Tobu Railway Co., Ltd......................................  6,000   26,166
    Tochigi Bank, Ltd..........................................  4,000   15,208
    Toda Corp..................................................  6,000   22,879
    Toho Bank, Ltd.............................................  5,000   12,012
    Toho Gas Co., Ltd..........................................  3,000   16,444
    Toho Titanium Co., Ltd.....................................    600   16,388
    Tohuku Electric Power Co., Inc.............................  1,200   15,508
    Tokai Carbon Co., Ltd......................................  2,000   11,324
    Tokai Rika Co., Ltd........................................  2,100   41,120
    Tokai Tokyo Financial Holdings, Inc........................ 11,000   33,506
    Token Corp.................................................    270   10,200
    Tokio Marine Holdings, Inc.................................  3,800  112,058
  #*Toko, Inc.................................................. 15,000   34,063
    Tokuyama Corp..............................................  4,000   19,790
   #Tokyo Electric Power Co., Ltd..............................  1,800    9,989
    Tokyo Gas Co., Ltd.........................................  5,000   23,887
    Tokyo Ohka Kogyo Co., Ltd..................................  1,000   22,390
   #Tokyo Rope Manufacturing Co., Ltd..........................  9,000   31,144
    Tokyo Seimitsu Co., Ltd....................................    700   12,864
    Tokyo Steel Manufacturing Co., Ltd.........................  3,900   39,977
    Tokyo Tatemono Co., Ltd.................................... 11,000   44,909
    Tokyo Tomin Bank, Ltd......................................    700    9,435
    Tokyu Construction Co., Ltd................................  4,060   11,689
    Tokyu Corp.................................................  4,000   17,960
    Tokyu Land Corp............................................ 10,000   46,946
    TOMONY Holdings, Inc.......................................  7,000   30,299
   #TonenGeneral Sekiyu K.K....................................  2,000   25,121
    Toppan Forms Co., Ltd......................................  2,100   17,666
    Toppan Printing Co., Ltd...................................  9,000   71,173
    Topre Corp.................................................  2,200   24,056
    Topy Industries, Ltd.......................................  7,000   21,824

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------ -----------
JAPAN -- (Continued)
    Toray Industries, Inc..................................  5,000 $    38,882
    Toshiba Corp...........................................  4,000      20,751
    Toshiba Machine Co., Ltd...............................  3,000      18,328
    Toshiba TEC Corp.......................................  4,000      16,961
    Tosoh Corp.............................................  4,000      16,959
    TOTO, Ltd..............................................  4,000      31,286
    Towa Bank, Ltd......................................... 18,000      22,410
    Toyo Engineering Corp..................................  4,000      14,851
    Toyo Ink Manufacturing Co., Ltd........................  6,000      28,369
    Toyo Kanetsu K.K.......................................  5,000      12,947
    Toyo Kohan Co., Ltd....................................  4,000      19,076
    Toyo Seikan Kaisha, Ltd. (6899967).....................  1,000      24,738
    Toyo Seikan Kaisha, Ltd. (6900267).....................  4,300      75,281
    Toyo Tire & Rubber Co., Ltd............................  4,000      11,119
    Toyobo Co., Ltd........................................ 19,000      29,301
   *Toyoda Gosei Co., Ltd..................................    600      13,101
    Toyota Auto Body Co., Ltd..............................  1,300      23,542
    Toyota Motor Corp. Sponsored ADR.......................  3,508     287,375
    Toyota Tsusho Corp.....................................  1,200      21,006
    Trans Cosmos, Inc......................................  1,200      13,870
    Trend Micro, Inc.......................................    500      15,648
   *TSI Holdings Co., Ltd..................................  2,000      13,769
    Tsubakimoto Chain Co...................................  3,000      19,264
    Tsukuba Bank, Ltd......................................  2,900       9,217
    TV Asahi Corp..........................................     12      19,327
    Ube Industries, Ltd....................................  7,000      23,759
    Ulvac, Inc.............................................  1,300      24,001
    Uni-Charm Corp.........................................    700      31,607
    Uniden Corp............................................  3,000      15,395
    Union Tool Co..........................................    600      13,393
   *Unitika, Ltd........................................... 16,000      12,413
    UNY Co., Ltd...........................................  6,000      58,927
    Ushio, Inc.............................................  1,700      31,974
    USS Co., Ltd...........................................    340      27,061
    Valor Co., Ltd.........................................  2,700      43,986
    Wacoal Corp............................................  2,000      26,608
    West Japan Railway Co..................................    500      21,277
    Xebio Co., Ltd.........................................    700      16,580
    Yamada Denki Co., Ltd..................................    430      34,428
    Yamagata Bank, Ltd.....................................  4,000      19,131
    Yamaguchi Financial Group, Inc.........................  4,000      40,828
    Yamaha Corp............................................  2,700      31,946
   *Yamaha Motor Co., Ltd..................................  2,300      44,589
    Yamanashi Chuo Bank, Ltd...............................  4,000      16,886
    Yamatake Corp..........................................    800      18,272
    Yamatane Corp.......................................... 11,000      20,386
    Yamato Kogyo Co., Ltd..................................    600      17,998
    Yaskawa Electric Corp..................................  2,000      22,145
    Yodogawa Steel Works, Ltd..............................  4,000      16,842
   *Yokogawa Electric Corp.................................  3,300      29,154
    Yokohama Reito Co., Ltd................................  3,000      21,456
    Yokohama Rubber Co., Ltd...............................  7,000      42,441
    Yonekyu Corp...........................................  1,500      11,603
   #Zensho Co., Ltd........................................  2,000      25,903
    Zeon Corp..............................................  2,000      21,697
                                                                   -----------
TOTAL JAPAN................................................         16,577,534
                                                                   -----------
NETHERLANDS -- (2.2%)
    Aalberts Industries NV.................................  1,311      25,541
    Accell Group NV........................................    814      21,107
   *Aegon NV............................................... 23,569     134,880

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
NETHERLANDS -- (Continued)
    Akzo Nobel NV............................................  2,119 $  129,435
    APERAM NV................................................    327      9,093
   #Arcadis NV...............................................    762     17,962
    ArcelorMittal NV.........................................  6,554    204,296
    ASM International NV.....................................    586     16,656
    ASML Holding NV..........................................  1,130     40,255
    ASML Holding NV ADR......................................    200      7,130
    BinckBank NV.............................................  1,231     16,998
    CSM NV...................................................    664     17,573
    Delta Lloyd NV...........................................  1,052     22,990
    Exact Holding NV.........................................    330      9,767
    Fugro NV.................................................    533     41,087
   #Grontmij NV..............................................    354      6,581
    Heijmans NV..............................................     37        849
    Imtech NV................................................    730     23,547
   *ING Groep NV............................................. 11,097    119,082
   *ING Groep NV Sponsored ADR............................... 15,410    165,503
  #*Kardan NV................................................  1,340      5,980
    KAS Bank NV..............................................     70        967
    Koninklijke Ahold NV..................................... 12,011    159,932
    Koninklijke Bam Groep NV.................................  3,463     19,506
    Koninklijke Boskalis Westminster NV......................  1,346     56,625
    Koninklijke Ten Cate NV..................................    896     31,184
    Koninklijke Vopak NV.....................................    984     49,111
   *LBi International NV.....................................  3,266      7,787
    Nutreco NV...............................................    633     44,012
    Randstad Holdings NV.....................................  1,277     57,390
    Reed Elsevier NV ADR.....................................    952     25,437
    SBM Offshore NV..........................................  4,005     95,740
    Sligro Food Group NV.....................................    627     22,373
   *SNS Reaal Groep NV.......................................  3,557     14,831
    Telegraaf Media Groep NV.................................    853     14,357
    TKH Group NV.............................................    841     24,319
    Unilever NV..............................................  2,259     73,362
    Unit 4 NV................................................    493     16,356
    USG People NV............................................    851     12,728
   *Wavin NV.................................................    159      2,014
    Wolters Kluwer NV........................................  2,656     55,071
                                                                     ----------
TOTAL NETHERLANDS............................................         1,819,414
                                                                     ----------
NEW ZEALAND -- (0.2%)
    Air New Zealand, Ltd..................................... 11,327     11,672
    Auckland International Airport, Ltd...................... 10,772     21,371
    Contact Energy, Ltd......................................  5,141     23,397
    Fletcher Building, Ltd. (6341606)........................  2,708     19,340
    Infratil, Ltd............................................ 10,572     16,727
    New Zealand Oil & Gas, Ltd............................... 34,020     20,233
    New Zealand Refining Co., Ltd............................  4,103     12,593
    Nuplex Industries, Ltd...................................  4,714     11,366
    Port of Tauranga, Ltd....................................  2,031     16,392
   *TrustPower, Ltd..........................................  2,795     17,429
                                                                     ----------
TOTAL NEW ZEALAND............................................           170,520
                                                                     ----------
NORWAY -- (1.0%)
    Acta Holding ASA.........................................  9,500      4,722
    Aker Kvaerner ASA........................................    750     13,125
    Aktiv Kapital ASA........................................    600      3,582
    Atea ASA.................................................  2,400     24,674
    BW Offshore, Ltd.........................................  7,600     16,676
   *Camillo Eitze & Co. ASA..................................    800        889
    Cermaq ASA...............................................  1,600     22,342

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
NORWAY -- (Continued)
   *Copeinca ASA...............................................  1,021 $  8,307
    DnB NOR ASA Series A.......................................  6,779   98,581
   *DOF ASA....................................................  1,400   11,913
   *EDB ErgoGroup ASA..........................................  2,789    6,655
    Ekornes ASA................................................    300    6,544
   *Eltek ASA..................................................  1,600    1,410
    Ganger Rolf ASA............................................    670   16,697
    Kongsberg Gruppen ASA......................................    640   17,776
   *Kvaerner ASA...............................................    750    1,594
   #Marine Harvest ASA......................................... 50,000   29,028
    Norsk Hydro ASA............................................  5,038   35,863
    Norsk Hydro ASA Sponsored ADR..............................  3,400   24,004
  #*Norske Skogindustrier ASA Series A.........................  7,052   10,446
    Orkla ASA..................................................  7,600   71,421
   *Petroleum Geo-Services ASA.................................  3,243   52,595
    Prosafe ASA................................................  3,000   22,310
  #*Renewable Energy Corp. ASA.................................    538      997
    Schibsted ASA..............................................    850   25,273
    SeaDrill, Ltd..............................................  1,540   53,605
  #*Sevan Marine ASA........................................... 18,576    1,861
   *Songa Offshore SE..........................................    800    4,403
    SpareBanken 1 SMN..........................................    797    7,099
    StatoilHydro ASA Sponsored ADR.............................  3,531   86,757
    Storebrand ASA.............................................  5,600   46,537
   *Subsea 7 SA................................................  1,277   33,628
    Telenor ASA................................................  1,553   25,956
    TGS Nopec Geophysical Co. ASA..............................  1,398   40,778
   #Tomra Systems ASA..........................................  2,200   19,892
    Veidekke ASA...............................................  1,440   12,436
    Wilh. Wilhelmsen Holding ASA...............................    350    9,728
    Yara International ASA.....................................    373   21,306
                                                                       --------
TOTAL NORWAY...................................................         891,410
                                                                       --------
PORTUGAL -- (0.4%)
  #*Banco BPI SA...............................................  5,002    6,740
  #*Banco Comercial Portugues SA............................... 69,568   32,093
   #Banco Espirito Santo SA.................................... 10,994   41,605
  #*Brisa SA...................................................  3,774   17,550
    Cimpor Cimentos de Portugal SA.............................  5,065   39,329
   *EDP Renovaveis SA..........................................  2,445   15,851
    Energias de Portugal SA....................................  9,374   32,567
    Galp Energia SGPS SA Series B..............................  1,072   24,213
    Jeronimo Martins SGPS SA...................................  1,019   19,939
    Mota-Engil SGPS SA.........................................  2,737    5,108
    Portucel-Empresa Produtora de Pasta de Papel SA............  3,351    9,959
    Portugal Telecom SA........................................  3,378   29,125
    Sociedade de Investimento e Gestao SGPS SA.................    897    8,890
   *Sonae Capital SGPS SA......................................  1,744      749
   *Sonae Industria SGPS SA....................................  1,680    2,772
   #Sonae SGPS SA.............................................. 13,955   13,317
    Sonaecom SGPS SA...........................................  3,677    7,917
   #Zon Multimedia Servicos de Telecomunicacoes e Multimedia
     SGPS SA...................................................  1,501    6,160
                                                                       --------
TOTAL PORTUGAL.................................................         313,884
                                                                       --------
SINGAPORE -- (1.6%)
   #Allgreen Properties, Ltd................................... 19,000   25,089
   #Broadway Industrial Group, Ltd............................. 52,000   17,696
    Bukit Sembawang Estates, Ltd...............................  2,000    7,464
    CapitaLand, Ltd............................................ 19,000   45,685
    City Developments, Ltd.....................................  5,000   43,802
    ComfortDelGro Corp., Ltd................................... 21,000   24,987

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SINGAPORE -- (Continued)
   #Cosco Corp Singapore, Ltd...............................  14,000 $   20,641
    Creative Technology, Ltd................................   5,000     12,033
    DBS Group Holdings, Ltd.................................  11,272    145,260
   *Delong Holdings, Ltd....................................  10,000      3,262
   #Ezra Holdings, Ltd......................................   9,600      9,993
    Golden Agri-Resources, Ltd.............................. 106,000     64,111
   *GuocoLand, Ltd..........................................  12,000     21,619
    Hotel Properties, Ltd...................................   7,000     13,437
    Hyflux, Ltd.............................................  12,000     19,507
    Keppel Corp., Ltd.......................................   3,300     30,331
    Keppel Land, Ltd........................................   5,000     15,882
    Keppel Telecommunications & Transportation, Ltd.........   6,000      6,915
    K-Green Trust, Ltd......................................     600        533
   *KS Energy, Ltd..........................................   9,000      7,911
    M1, Ltd.................................................   7,000     15,180
   #Midas Holdings, Ltd.....................................  30,000     14,162
   #Neptune Orient Lines, Ltd...............................  19,250     22,973
    Orchard Parade Holdings, Ltd............................   8,000     11,382
    Oversea-Chinese Banking Corp., Ltd......................  13,291    109,617
    Overseas Union Enterprise, Ltd..........................   5,000     11,983
   #Raffles Education Corp., Ltd............................   5,106      2,625
   *S i2i, Ltd.............................................. 492,000     23,414
   #SATS, Ltd...............................................   6,278     13,113
    SembCorp Industries, Ltd................................   9,000     37,833
    SembCorp Marine, Ltd....................................   4,400     19,674
   #Singapore Airlines, Ltd.................................   3,600     42,386
    Singapore Land, Ltd.....................................   4,000     23,101
    Singapore Post, Ltd.....................................  14,000     12,723
    Singapore Press Holdings, Ltd...........................   6,000     19,624
    Singapore Telecommunications, Ltd.......................  13,000     36,221
    SMRT Corp., Ltd.........................................  15,000     22,930
   *Stamford Land Corp., Ltd................................  53,000     27,686
    Tat Hong Holdings, Ltd..................................  10,000      6,484
    United Engineers, Ltd...................................   6,000     11,099
    United Industrial Corp., Ltd............................  23,000     54,380
    United Overseas Bank, Ltd...............................   6,068    102,916
    UOB-Kay Hian Holdings, Ltd..............................  12,000     16,628
    UOL Group, Ltd..........................................   9,000     38,510
    Venture Corp., Ltd......................................   7,000     45,812
    WBL Corp., Ltd..........................................   8,000     22,065
    Wheelock Properties, Ltd................................  13,000     20,002
                                                                     ----------
TOTAL SINGAPORE.............................................          1,320,681
                                                                     ----------
SPAIN -- (2.3%)
    Abengoa SA..............................................     505     14,308
    Abertis Infraestructuras SA.............................   1,657     30,482
    Acciona SA..............................................     375     38,782
    Acerinox SA.............................................   1,502     24,786
    Antena 3 de Television SA...............................   1,085      8,601
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR........  14,305    149,058
   #Banco de Sabadell SA....................................  16,046     59,989
  #*Banco de Valencia SA....................................   3,541      6,929
    Banco Espanol de Credito SA.............................   1,229      9,319
    Banco Pastor SA.........................................   2,118      9,066
   #Banco Popular Espanol SA................................  11,644     60,148
    Banco Santander SA......................................     839      8,831
    Banco Santander SA Sponsored ADR........................  34,264    349,835
   #Bankinter SA............................................   4,250     26,198
    Bolsas y Mercados Espanoles SA..........................     711     20,362
    CaixaBank SA............................................   8,917     51,503
   *CaixaBank SA Issue 11...................................      96        556

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
SPAIN -- (Continued)
   *Cementos Portland Valderrivas SA.........................    228 $    3,772
    Cia Espanola de Petroleos SA.............................    473     19,033
    Cintra Concesiones de Infraestructuras de Transporte SA..  2,847     36,300
    Construcciones y Auxiliar de Ferrocarriles SA............     22     12,310
   *Deoleo SA................................................  3,188      1,848
    Dinamia Capital Privado Sociedad de Capital Riesgo SA....    530      4,968
   *Distribuidora Internacional de Alimentacion SA...........  1,384      5,867
    Ebro Foods SA............................................  3,220     62,473
    Enagas SA................................................  3,338     76,049
   *Fomento de Construcciones y Contratas SA.................  1,348     36,982
   *Gamesa Corp Tecnologica SA...............................  2,303     16,832
    Gas Natural SDG SA.......................................  3,219     64,713
    Grupo Catalana Occidente SA..............................    923     21,914
    Grupo Empresarial Ence SA................................  2,978     10,695
   *Grupo Ezentis SA......................................... 11,765      3,956
   *Iberdrola SA.............................................  8,577     69,694
    Indra Sistemas SA........................................    974     19,306
    Industria de Diseno Textil SA............................    424     38,339
   *Jazztel P.L.C............................................  4,413     27,415
   *La Seda de Barcelona SA.................................. 66,826      8,037
    Mapfre SA................................................  8,504     30,141
    Mediaset Espana Comunicacion SA..........................  1,132     10,598
    Melia Hotels International SA............................    953      9,914
   *NH Hoteles SA............................................  2,275     14,256
    Obrascon Huarte Lain SA..................................    479     15,223
    Papeles y Cartones de Europa SA..........................  3,419     19,035
    Pescanova SA.............................................    312     13,421
   *Promotora de Informaciones SA............................  1,912      3,880
    Prosegur Cia de Seguridad SA.............................    514     23,628
   *Realia Business SA....................................... 10,596     22,230
    Red Electrica Corporacion SA.............................    667     36,327
    Repsol YPF SA Sponsored ADR..............................  2,600     81,796
    Sacyr Vallehermoso SA....................................  2,745     22,646
   *Service Point Solutions SA...............................  9,921      5,201
   #Telefonica SA Sponsored ADR..............................  5,700    127,224
   *Tubacex SA...............................................  1,844      5,949
   *Tubos Reunidos SA........................................  4,346     12,699
    Vidrala SA...............................................    354     10,232
    Viscofan SA..............................................    830     30,905
    Zardoya Otis SA..........................................  1,187     17,166
   *Zardoya Otis SA Issue 11.................................     59        860
                                                                     ----------
TOTAL SPAIN..................................................         1,922,587
                                                                     ----------
SWEDEN -- (2.6%)
    Aarhuskarlshamn AB.......................................    500     14,304
    AF AB....................................................  1,400     25,982
    Alfa Laval AB............................................  2,100     43,816
    Assa Abloy AB Series B...................................  1,322     33,941
    Atlas Copco AB Series A..................................    705     16,638
    Atlas Copco AB Series B..................................    777     16,335
    Axfood AB................................................    350     13,469
    B&B Tools AB.............................................    600      8,567
    Bilia AB Series A........................................  1,300     21,528
    Boliden AB...............................................  5,964    103,077
   *Bure Equity AB...........................................  4,279     20,636
   *CDON Group AB............................................    450      3,043
   *Concentric AB............................................  2,000     12,589
   *Duni AB..................................................  1,648     14,954
    Electrolux AB Series B...................................  1,959     36,925
  #*Eniro AB.................................................    399      1,424
  #*Etrion Corp. AG..........................................  1,369        979

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
SWEDEN -- (Continued)
    Hakon Invest AB..........................................    900 $   12,806
    Haldex AB................................................  2,000     11,183
  #*Haldex AB Redemption Shares..............................  1,980      9,441
    Hennes & Mauritz AB Series B.............................  1,528     52,138
    Hexagon AB...............................................  1,664     33,866
    Hoganas AB Series B......................................    900     35,480
    Holmen AB................................................  1,500     43,647
    Husqvarna AB Series B....................................  3,600     20,792
    Industrial & Financial Systems AB Series B...............    854     16,412
    JM AB....................................................  1,200     23,244
   #Lindab International AB..................................    600      6,002
    Loomis AB................................................    664      8,986
   *Lundin Petroleum AB......................................  1,361     18,683
    Modern Times Group AB Series B...........................    450     30,516
    NCC AB Series B..........................................  1,600     32,174
   *Nobia AB.................................................  4,200     24,387
    Nordea Bank AB........................................... 16,075    170,974
    Oriflame Cosmetics SA....................................    750     34,202
   *PA Resources AB..........................................  3,400      1,923
    Peab AB Series B.........................................    947      6,278
    Ratos AB.................................................  1,295     23,505
    Sandvik AB...............................................  3,027     48,262
    Securitas AB Series B....................................  3,324     33,835
    Skandinaviska Enskilda Banken AB Series A................  7,655     58,258
    Skanska AB Series B......................................  1,360     22,116
    SKF AB Series B..........................................  1,600     42,085
   #Skistar AB...............................................    883     14,401
    SSAB AB Series A.........................................  1,900     25,552
    SSAB AB Series B.........................................    700      8,294
    Svenska Cellulosa AB Series B............................  9,217    134,191
    Svenska Handelsbanken AB Series A........................  2,994     94,261
    Swedbank AB Series A.....................................  5,862    102,650
    Tele2 AB Series B........................................  3,963     84,277
    Telefonaktiebolaget LM Ericsson AB Sponsored ADR......... 19,000    237,500
    TeliaSonera AB........................................... 16,349    125,024
    Trelleborg AB Series B...................................  4,200     46,600
    Volvo AB Series A........................................  2,200     35,460
    Volvo AB Series B........................................  2,867     46,226
                                                                     ----------
TOTAL SWEDEN.................................................         2,163,838
                                                                     ----------
SWITZERLAND -- (5.0%)
    ABB, Ltd. Sponsored ADR..................................  6,500    155,610
    Adecco SA................................................  2,378    142,899
    Allreal Holding AG.......................................    202     35,727
    Aryzta AG................................................  1,642     89,673
    Ascom Holding AG.........................................  1,836     25,161
    Austriamicrosystems AG...................................    403     22,947
   *Autoneum Holding AG......................................    124     12,683
    Baloise Holding AG.......................................    927     92,213
    Bank Coop AG.............................................    462     39,063
    Bank Sarasin & Cie AG Series B...........................    700     29,558
    Banque Cantonale Vaudoise AG.............................     54     34,281
    Barry Callebaut AG.......................................     34     35,864
    Belimo Holdings AG.......................................      7     14,731
    Berner Kantonalbank AG...................................    107     33,824
    BKW FMB Energie AG.......................................    158      9,784
   *Bobst Group AG...........................................    277     10,360
    Bucher Industries AG.....................................    173     36,000
   #Burckhardt Compression Holding AG........................     85     24,308
  #*Clariant AG..............................................  7,395    116,277
    Compagnie Financiere Richemont SA Series A...............  1,096     70,784

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
SWITZERLAND -- (Continued)
    Credit Suisse Group AG Sponsored ADR.....................  6,300 $  226,422
    Daetwyler Holding AG.....................................    297     24,821
   *Dufry AG.................................................    227     26,821
   #EFG International AG.....................................  1,159     12,740
    EGL AG...................................................     13     13,889
    Emmi AG..................................................     82     21,948
    EMS-Chemie Holding AG....................................     77     16,417
    Energiedienst Holding AG.................................    604     38,361
    Flughafen Zuerich AG.....................................     73     33,587
    Forbo Holding AG.........................................     50     36,048
    GAM Holding AG...........................................  1,643     25,489
   *Gategroup Holding AG.....................................    383     15,271
    Geberit AG...............................................    144     33,981
    George Fisher AG.........................................    108     57,294
    Givaudan SA..............................................     93    101,833
    Gurit Holding AG.........................................     16     10,741
    Helvetia Holding AG......................................    165     66,619
    Holcim, Ltd..............................................  1,871    128,286
    Julius Baer Group, Ltd...................................  3,061    130,059
    Kaba Holding AG..........................................     21      8,690
    Kudelski SA..............................................  1,531     19,971
    Kuehne & Nagel International AG..........................    127     17,755
   *Kuoni Reisen Holding AG..................................     48     18,639
    Liechtensteinische Landesbank AG.........................     96      8,647
    Lindt & Spruengli AG.....................................      1     38,200
   *Logitech International SA................................  1,706     16,383
    Luzerner Kantonalbank AG.................................     48     19,946
    Metall Zug AG............................................      2      9,144
  #*Meyer Burger Technology AG...............................    852     29,908
    Nestle SA................................................  4,725    300,990
   *OC Oerlikon Corp. AG.....................................  4,980     42,255
    Orell Fuessli Holding AG.................................     31      4,868
   *Panalpina Welttransport Holding AG.......................    158     18,996
   *Petroplus Holdings AG....................................  1,327     18,192
    PubliGroupe SA...........................................     64     11,304
  #*Rieters Holdings AG......................................    124     28,577
    Romande Energie Holding SA...............................      7     13,133
   *Schmolz & Bickenbach AG..................................    299      3,490
    Schweiter Technologies AG................................     16     10,788
    Schweizerische National-Versicherungs-Gesellschaft AG....    546     21,312
    SGS SA...................................................     17     33,021
    Sika AG..................................................     34     79,558
    St. Galler Kantonalbank AG...............................     84     47,299
    Sulzer AG................................................    460     66,838
    Swatch Group AG (7184725)................................    133     72,129
    Swatch Group AG (7184736)................................    426     39,660
    Swiss Life Holding AG....................................    764    113,443
   *Swiss Re, Ltd............................................  3,916    220,466
    Swisscom AG..............................................     62     29,842
    Syngenta AG ADR..........................................    700     44,527
  #*Temenos Group AG.........................................    384      9,229
   *UBS AG................................................... 18,673    308,264
   *UBS AG ADR...............................................  4,600     75,808
    Valiant Holding AG.......................................    297     47,025
    Valora Holding AG........................................     83     24,809
    Vetropack Holding AG.....................................      1      2,114
   *Von Roll Holding AG......................................  3,134     12,311
    Vontobel Holdings AG.....................................    600     19,544
    Zehnder Group AG.........................................      9     28,542
    Zurich Financial Services AG.............................    905    215,211
                                                                     ----------
TOTAL SWITZERLAND............................................         4,203,202
                                                                     ----------

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
UNITED KINGDOM -- (18.6%)
    Aberdeen Asset Management P.L.C............................ 16,024 $ 57,792
    Admiral Group P.L.C........................................    417   10,578
    Aegis Group P.L.C.......................................... 20,061   50,893
   *Afren P.L.C................................................  1,896    4,343
    Aga Rangemaster Group P.L.C................................  1,374    2,464
    Aggreko P.L.C..............................................  1,917   60,710
    Amec P.L.C.................................................  5,934  102,307
    Amlin P.L.C................................................ 11,960   79,004
    Anglo American P.L.C.......................................  6,671  315,755
    Anglo Pacific Group P.L.C..................................  2,760   14,496
    Anite P.L.C................................................  6,078    6,894
    Antofagasta P.L.C..........................................  2,036   47,020
    ARM Holdings P.L.C. Sponsored ADR..........................  1,200   34,548
    Ashtead Group P.L.C........................................ 14,650   38,530
    Associated British Foods P.L.C.............................  5,660   99,238
   *Autonomy Corp. P.L.C.......................................  1,503   41,361
    Aveva Group P.L.C..........................................  1,057   29,507
    Aviva P.L.C................................................ 31,314  203,931
    Babcock International Group P.L.C..........................  8,135   89,852
    BAE Systems P.L.C.......................................... 22,377  111,404
    Balfour Beatty P.L.C.......................................  9,061   44,993
    Barclays P.L.C. Sponsored ADR.............................. 13,100  190,736
   *Barratt Developments P.L.C................................. 21,555   34,730
    BBA Aviation P.L.C......................................... 10,853   37,680
    Beazley P.L.C.............................................. 13,422   28,396
    Bellway P.L.C..............................................  2,995   32,375
    Berendsen P.L.C............................................  4,657   41,274
   *Berkeley Group Holdings P.L.C. (The).......................  2,238   45,131
    BG Group P.L.C. Sponsored ADR..............................  1,400  166,040
    BHP Billiton P.L.C. ADR....................................  1,500  112,725
    Bodycote P.L.C.............................................  4,899   30,936
    Bovis Homes Group P.L.C....................................  1,341    9,053
    BP P.L.C. Sponsored ADR.................................... 18,900  858,816
    Brewin Dolphin Holdings P.L.C..............................  8,248   20,007
    British Sky Broadcasting Group P.L.C. Sponsored ADR........  1,200   55,944
    Britvic P.L.C..............................................  2,726   15,663
    BT Group P.L.C. Sponsored ADR..............................  2,400   78,888
    Bunzl P.L.C................................................  7,225   91,331
    Burberry Group P.L.C.......................................  1,344   32,857
    Cable & Wireless Communications P.L.C...................... 46,271   28,084
   *Cable & Wireless Worldwide P.L.C........................... 43,712   29,963
   *Cairn Energy P.L.C.........................................  7,792   47,106
    Capita Group P.L.C.........................................  2,990   35,168
    Carillion P.L.C............................................  9,492   57,008
    Carnival P.L.C.............................................    848   29,301
    Carnival P.L.C. ADR........................................  1,300   44,980
   *Carphone Warehouse Group P.L.C.............................  2,969   20,108
    Catlin Group, Ltd..........................................  6,182   41,929
    Centrica P.L.C............................................. 14,387   72,224
    Charter International P.L.C................................  1,956   25,601
    Chesnara P.L.C.............................................  3,877   14,712
    Close Brothers Group P.L.C.................................  4,591   56,356
    Cobham P.L.C............................................... 11,022   36,739
    Collins Stewart Hawkpoint P.L.C............................  7,841    9,507
    Compass Group P.L.C........................................  8,172   76,852
    Computacenter P.L.C........................................  3,281   26,411
    Cookson Group P.L.C........................................  5,870   61,760
    Croda International P.L.C..................................  1,405   43,732
    CSR P.L.C..................................................  2,830   12,929
    Daily Mail & General Trust P.L.C. Series A.................  4,069   27,349
    Dairy Crest Group P.L.C....................................  2,589   15,914

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED



                                                              SHARES  VALUE++
                                                              ------ ----------
UNITED KINGDOM -- (Continued)
    De La Rue P.L.C..........................................  1,308 $   16,701
    Debenhams P.L.C.......................................... 22,081     24,115
    Dignity P.L.C............................................    576      7,549
   *Dixons Retail P.L.C...................................... 49,297     11,438
    Domino Printing Sciences P.L.C...........................  2,941     31,991
    Drax Group P.L.C.........................................  4,837     42,407
    DS Smith P.L.C........................................... 10,291     39,566
   *DTZ Holdings P.L.C.......................................  2,791      1,906
    E2V Technologies P.L.C...................................  3,334      6,477
   *easyJet P.L.C............................................  7,553     45,344
    Elementis P.L.C..........................................  5,496     14,678
   *EnQuest P.L.C............................................  8,083     16,506
   *Enterprise Inns P.L.C.................................... 11,823     10,728
    Evolution Group P.L.C....................................  5,744      7,358
    Experian P.L.C...........................................  3,075     40,422
    F&C Asset Management P.L.C...............................  6,813      7,873
    Fenner P.L.C.............................................  3,512     22,235
    Filtrona P.L.C...........................................  4,670     26,119
   *Findel P.L.C............................................. 16,824      2,064
    Firstgroup P.L.C.........................................  1,786     10,668
    G4S P.L.C................................................ 34,120    153,282
    Game Group P.L.C......................................... 10,090      4,619
   *Gem Diamonds, Ltd........................................  2,700     10,299
    GKN P.L.C................................................ 24,867     91,284
    Go-Ahead Group P.L.C.....................................    487     12,402
    Greggs P.L.C.............................................  1,490     12,450
    Halfords Group P.L.C.....................................  4,424     23,378
    Halma P.L.C..............................................  9,506     63,041
    Hays P.L.C...............................................  7,814     11,482
    Helical Bar P.L.C........................................  3,459     13,861
   *Helphire P.L.C...........................................  4,847        221
    Henderson Group P.L.C.................................... 12,095     31,636
    Hill & Smith Holdings P.L.C..............................  4,285     25,947
    Hiscox, Ltd..............................................  6,571     43,889
    Home Retail Group P.L.C..................................  5,486     12,195
    Homeserve P.L.C..........................................  2,825     22,357
   *Howden Joinery Group P.L.C...............................  7,492     14,006
    HSBC Holdings P.L.C. Sponsored ADR....................... 21,981  1,074,211
    Hunting P.L.C............................................  2,655     33,964
    Huntsworth P.L.C.........................................  9,410     10,505
    ICAP P.L.C...............................................  9,292     67,988
    IMI P.L.C................................................  2,813     48,280
    Inchcape P.L.C........................................... 10,165     64,755
    Informa P.L.C............................................  6,253     41,311
    Inmarsat P.L.C...........................................  3,198     28,302
   *Innovation Group P.L.C................................... 32,087     10,785
    Intercontinental Hotels Group P.L.C......................  1,124     22,179
    Intercontinental Hotels Group P.L.C. ADR.................  1,600     31,632
    Intermediate Capital Group P.L.C.........................  2,962     12,884
   *International Consolidated Airlines Group SA.............  8,530     33,125
    International Personal Finance P.L.C.....................  5,305     27,376
    International Power P.L.C................................ 44,274    221,604
    Interserve P.L.C.........................................  2,216     12,086
    Intertek Group P.L.C.....................................  1,135     35,634
    Invensys P.L.C...........................................  5,798     29,315
    Investec P.L.C........................................... 11,729     92,147
   *IP Group P.L.C...........................................  4,973      3,766
   *ITV P.L.C................................................ 50,636     57,922
    Jardine Lloyd Thompson Group P.L.C.......................  2,600     27,379
   *JJB Sports P.L.C.........................................  1,015        393
    JKX Oil & Gas P.L.C......................................  3,242     12,673

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
UNITED KINGDOM -- (Continued)
    John Wood Group P.L.C......................................  5,173 $ 56,435
    Johnson Matthey P.L.C......................................  2,251   75,029
   *Johnston Press P.L.C.......................................  9,724      842
    Kazakhmys P.L.C............................................  2,842   62,433
    Kcom Group P.L.C........................................... 13,914   18,430
    Keller Group P.L.C.........................................  1,423   10,463
    Kesa Electricals P.L.C.....................................  3,132    6,693
    Kingfisher P.L.C........................................... 26,248  108,401
   *Kofax P.L.C................................................  1,336    7,922
    Laird P.L.C................................................  6,889   21,174
    Legal & General Group P.L.C................................ 82,035  150,325
   *Lloyds Banking Group P.L.C................................. 14,730   10,405
   *Lloyds Banking Group P.L.C. Sponsored ADR.................. 23,849   66,300
    Logica P.L.C............................................... 27,824   53,067
    London Stock Exchange Group P.L.C..........................  1,107   18,050
    Lonmin P.L.C...............................................  4,235   87,809
    Lookers P.L.C..............................................  4,741    3,859
    Low & Bonar P.L.C..........................................  7,100    8,559
    Man Group P.L.C............................................  9,204   33,493
    Marks & Spencer Group P.L.C................................ 12,946   73,363
    Marshalls P.L.C............................................  2,962    5,292
    McBride P.L.C..............................................  5,164   11,132
    Meggitt P.L.C.............................................. 18,370  116,745
    Melrose P.L.C..............................................  5,249   30,689
    Michael Page International P.L.C...........................  4,900   40,191
   *Misys P.L.C................................................  4,851   31,485
   *Mitchells & Butlers P.L.C..................................  9,266   41,656
    Mitie Group P.L.C..........................................  7,518   29,520
    Mondi P.L.C................................................ 11,215  109,708
    Morgan Crucible Co. P.L.C..................................  3,198   17,200
    Morgan Sindall P.L.C.......................................    778    8,409
    N Brown Group P.L.C........................................  2,652   12,380
    National Express Group P.L.C............................... 10,716   46,077
    National Grid P.L.C. Sponsored ADR.........................  1,305   64,193
    Next P.L.C.................................................  1,793   69,695
   *Northgate P.L.C............................................  2,035   10,250
    Northumbrian Water Group P.L.C.............................  6,594   48,780
    Novae Group P.L.C..........................................  2,345   13,329
    Old Mutual P.L.C........................................... 56,187  116,583
    Pace P.L.C.................................................  6,191   11,667
    Pearson P.L.C. Sponsored ADR...............................  9,485  180,689
   *Pendragon P.L.C............................................ 30,527    8,955
    Pennon Group P.L.C.........................................  3,952   46,851
    Persimmon P.L.C............................................  6,696   50,531
    Phoenix IT Group, Ltd......................................  1,920    7,731
    Premier Farnell P.L.C......................................  3,194   10,145
   *Premier Foods P.L.C........................................ 29,236    8,699
   *Premier Oil P.L.C..........................................  7,044   46,745
    Provident Financial P.L.C..................................  1,379   25,199
    Prudential P.L.C. ADR......................................  6,900  155,388
    Psion P.L.C................................................  4,455    5,635
   *Punch Taverns P.L.C........................................ 12,288   12,770
   *Qinetiq P.L.C.............................................. 15,195   28,082
   *Quintain Estates & Development P.L.C....................... 14,008   13,565
    Randgold Resources, Ltd....................................    235   21,332
    Rathbone Brothers P.L.C....................................    754   14,159
   #Reed Elsevier P.L.C. ADR...................................  1,125   40,950
    Regus P.L.C................................................ 13,221   22,905
    Renishaw P.L.C.............................................  1,530   42,194
   *Rentokil Initial P.L.C..................................... 20,074   30,143
   *Resolution, Ltd............................................ 36,793  166,342

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
UNITED KINGDOM -- (Continued)
    Rexam P.L.C.............................................. 13,962 $   84,836
    Rio Tinto P.L.C..........................................    948     66,918
    Rio Tinto P.L.C. Sponsored ADR...........................  3,700    262,626
    Robert Wiseman Dairies P.L.C.............................  1,693      8,964
   *Rolls-Royce Holdings P.L.C............................... 10,606    113,232
    Rotork P.L.C.............................................    944     24,487
   *Royal Bank of Scotland Group P.L.C. Sponsored ADR........    504      5,821
    Royal Dutch Shell P.L.C. ADR............................. 20,074  1,478,450
    RPS Group P.L.C..........................................  5,472     20,973
    RSA Insurance Group P.L.C................................ 54,564    117,335
    Sage Group P.L.C......................................... 21,589     96,994
    Sainsbury (J.) P.L.C..................................... 16,870     84,005
   *Salamander Energy P.L.C..................................  2,521     11,549
    Savills P.L.C............................................  4,011     22,255
    Schroders P.L.C..........................................  1,473     39,208
    Schroders P.L.C. Non-Voting..............................    871     19,092
    Scottish & Southern Energy P.L.C.........................  4,688    100,446
    SDL P.L.C................................................  2,030     22,575
    Senior P.L.C.............................................  9,084     27,717
   *Serco Group P.L.C........................................  7,105     62,860
    Severfield-Rowen P.L.C...................................  1,606      5,213
    Severn Trent P.L.C.......................................  1,705     39,934
    Shanks Group P.L.C....................................... 13,706     28,512
   *SIG P.L.C................................................  8,856     18,554
   *Soco International P.L.C.................................  3,504     20,816
    Spectris P.L.C...........................................  2,415     62,128
    Speedy Hire P.L.C........................................  1,158        570
    Spirax-Sarco Engineering P.L.C...........................  1,500     46,097
    Spirent Communications P.L.C............................. 29,682     63,463
    St. James's Place P.L.C..................................  4,098     24,799
    St. Modwen Properties P.L.C..............................  3,552     10,066
    Stagecoach Group P.L.C................................... 11,463     46,933
    Standard Chartered P.L.C................................. 16,027    408,269
    Standard Life P.L.C...................................... 32,534    105,375
    TalkTalk Telecom Group P.L.C.............................  5,939     13,872
    Tate & Lyle P.L.C........................................  6,232     62,110
   *Taylor Wimpey P.L.C...................................... 71,079     41,034
   *Telecity Group P.L.C.....................................  2,044     18,367
    Tesco P.L.C.............................................. 23,880    149,999
    Thomas Cook Group P.L.C.................................. 17,383     18,649
    Travis Perkins P.L.C.....................................  3,852     55,646
   *Trinity Mirror P.L.C.....................................  7,656      5,520
    TT electronics P.L.C.....................................  3,593     11,336
    TUI Travel P.L.C.........................................  7,598     24,249
    Tullett Prebon P.L.C.....................................  1,416      8,207
    Tullow Oil P.L.C.........................................  2,740     55,046
   *UK Coal P.L.C............................................  5,854      3,964
    Ultra Electronics Holdings P.L.C.........................    795     20,501
   *Umeco P.L.C..............................................  1,615      9,681
    Unilever P.L.C. Sponsored ADR............................  1,800     57,708
    United Business Media P.L.C..............................  5,369     47,556
    United Utilities Group P.L.C.............................  4,818     46,440
    Vedanta Resources P.L.C..................................  1,465     42,355
    Vodafone Group P.L.C. Sponsored ADR...................... 31,477    884,504
    Weir Group P.L.C. (The)..................................  2,222     77,115
    WH Smith P.LC............................................  4,579     38,082
    Whitbread P.L.C..........................................  4,162    106,075
    William Morrison Supermarkets P.L.C...................... 34,087    162,368
    Wincanton P.L.C..........................................  2,286      3,986
    Wolseley P.L.C...........................................  1,648     48,925
    Wolseley P.L.C. ADR......................................  2,900      8,584

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES      VALUE++
                                                         ---------- -----------
UNITED KINGDOM -- (Continued)
    WPP P.L.C. Sponsored ADR............................      2,100 $   118,839
    WS Atkins P.L.C.....................................      1,777      20,551
    WSP Group P.L.C.....................................      1,365       6,640
   *Xchanging P.L.C.....................................      2,042       3,316
    Xstrata P.L.C.......................................     10,111     213,812
   *Yell Group P.L.C....................................     24,812       2,766
                                                                    -----------
TOTAL UNITED KINGDOM....................................             15,660,563
                                                                    -----------
TOTAL COMMON STOCKS.....................................             76,682,349
                                                                    -----------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
   *Tessenderlo Chemie NV STRIP VVPR....................         79          26
                                                                    -----------
SPAIN -- (0.0%)
   *Banco Popular Espanol SA Rights 04/27/11............         34           2
                                                                    -----------
UNITED KINGDOM -- (0.0%)
   *IP Group P.L.C. Rights 06/20/11.....................        193          --
                                                                    -----------
TOTAL RIGHTS/WARRANTS...................................                     28
                                                                    -----------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                         ----------
                                                           (000)
SECURITIES LENDING COLLATERAL -- (8.9%)
(S)@DFA Short Term Investment Fund......................  6,433,647   6,433,647
   @Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.20%, 08/01/11 (Collateralized by
     $50,795,500 U.S. Treasury Note 0.750%, 06/15/14,
     valued at $1,092,959)## to be repurchased at
     $1,071,546......................................... $    1,072   1,071,528
                                                                    -----------
TOTAL SECURITIES LENDING COLLATERAL.....................              7,505,175
                                                                    -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $98,924,357)^^..................................            $84,187,552
                                                                    ===========

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                                 VALUATION INPUTS
                                    -------------------------------------------
                                      INVESTMENT IN SECURITIES (MARKET VALUE)
                                    -------------------------------------------
                                      LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                    ----------- ----------- ------- -----------
Common Stocks
    Australia...................... $   501,626 $ 4,796,941   --    $ 5,298,567
    Austria........................          --     496,599   --        496,599
    Belgium........................      79,772     637,146   --        716,918
    Canada.........................   7,618,197         465   --      7,618,662
    Denmark........................       1,790     567,687   --        569,477
    Finland........................     269,033     969,295   --      1,238,328
    France.........................     956,456   5,127,286   --      6,083,742
    Germany........................     695,159   4,048,389   --      4,743,548
    Greece.........................      58,279     381,619   --        439,898
    Hong Kong......................          --   1,775,151   --      1,775,151
    Indonesia......................          67          --   --             67
    Ireland........................      72,633     261,977   --        334,610
    Israel.........................      36,577     299,155   --        335,732
    Italy..........................     371,932   1,615,485   --      1,987,417
    Japan..........................     999,722  15,577,812   --     16,577,534
    Netherlands....................     198,070   1,621,344   --      1,819,414
    New Zealand....................          --     170,520   --        170,520
    Norway.........................     113,244     778,166   --        891,410
    Portugal.......................          --     313,884   --        313,884
    Singapore......................      25,089   1,295,592   --      1,320,681
    Spain..........................     722,611   1,199,976   --      1,922,587
    Sweden.........................     259,530   1,904,308   --      2,163,838
    Switzerland....................     735,516   3,467,686   --      4,203,202
    United Kingdom.................   5,972,572   9,687,991   --     15,660,563
Rights/Warrants
    Belgium........................          26          --   --             26
    Spain..........................           2          --   --              2
    United Kingdom.................          --          --   --             --
Temporary Cash Investments.........          --          --   --             --
Securities Lending Collateral......          --   7,505,175   --      7,505,175
                                    ----------- -----------   --    -----------
TOTAL.............................. $19,687,903 $64,499,649   --    $84,187,552
                                    =========== ===========   ==    ===========

              See accompanying Notes to Schedules of Investments.

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                                SHARES  VALUE+
                                                                ------ --------
COMMON STOCKS -- (91.4%)
Consumer Discretionary -- (13.7%)
   *1-800-FLOWERS.COM, Inc.....................................  1,800 $  5,418
   *99 Cents Only Stores.......................................  3,700   73,075
    Aaron's, Inc...............................................  2,215   55,840
    Abercrombie & Fitch Co.....................................  3,100  226,672
   *AC Moore Arts & Crafts, Inc................................  1,200    2,220
    Advance Auto Parts, Inc....................................    400   21,988
   *Aeropostale, Inc...........................................  1,200   20,220
   *AFC Enterprises, Inc.......................................    500    7,725
    AH Belo Corp...............................................    900    5,760
   *Amazon.com, Inc............................................  2,000  445,040
    Ambassadors Group, Inc.....................................  1,110    9,457
   *AMC Networks, Inc. Class A.................................    475   17,665
  #*American Apparel, Inc......................................  2,300    2,392
   *American Axle & Manufacturing Holdings, Inc................  2,900   33,263
    American Eagle Outfitters, Inc............................. 11,586  152,240
   *American Public Education, Inc.............................    300   13,671
   *America's Car-Mart, Inc....................................    500   16,920
  #*Amerigon, Inc..............................................    700   11,774
  #*ANN, Inc...................................................  3,385   87,807
   *Apollo Group, Inc. Class A.................................    300   15,249
    Arbitron, Inc..............................................    800   31,296
   *Archipelago Learning, Inc..................................    334    3,220
   *Arctic Cat, Inc............................................    600    9,888
   *Asbury Automotive Group, Inc...............................  1,300   27,989
   *Ascena Retail Group, Inc...................................  4,840  156,429
   *Ascent Capital Group, Inc. Class A.........................    800   38,488
   *Audiovox Corp. Class A.....................................  1,200    8,628
  #*AutoNation, Inc............................................  2,300   86,503
   *AutoZone, Inc..............................................    400  114,180
   *Ballantyne Strong, Inc.....................................    600    2,292
   #Barnes & Noble, Inc........................................  1,900   33,060
    Bassett Furniture Industries, Inc..........................    600    4,740
   *Beazer Homes USA, Inc......................................  1,800    5,220
    bebe stores, Inc...........................................  2,800   20,748
   *Bed Bath & Beyond, Inc.....................................  1,550   90,659
   *Belo Corp..................................................  1,800   12,582
   *Benihana, Inc. Class A.....................................    600    5,532
   #Best Buy Co., Inc..........................................  1,700   46,920
    Big 5 Sporting Goods Corp..................................  1,300   10,725
   *Big Lots, Inc..............................................  2,600   90,558
   *Biglari Holdings, Inc......................................     75   27,613
  #*Blue Nile, Inc.............................................    400   16,944
   *Bluegreen Corp.............................................  1,400    3,612
    Blyth, Inc.................................................    375   23,722
    Bob Evans Farms, Inc.......................................  1,500   51,810
   #Bon-Ton Stores, Inc. (The).................................    800    8,120
   #Books-A-Million, Inc.......................................    600    1,854
  #*BorgWarner, Inc............................................  2,600  207,012
  #*Bridgepoint Education, Inc.................................  2,600   64,376
   #Brown Shoe Co., Inc........................................  2,300   23,230
   #Brunswick Corp.............................................  1,316   28,728
   #Buckle, Inc................................................  2,100   93,051
   *Build-A-Bear-Workshop, Inc.................................  1,000    6,190
   *Cabela's, Inc..............................................  3,500   95,760
    Cablevision Systems Corp...................................  1,900   46,284
   *Cache, Inc.................................................    300    1,740
    Callaway Golf Co...........................................  3,350   21,272
   *Cambium Learning Group, Inc................................  2,167    6,848

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Consumer Discretionary -- (Continued)
   *Capella Education Co.......................................    300 $ 12,825
  #*Career Education Corp......................................  4,300   97,567
   *Caribou Coffee Co., Inc....................................    793   10,476
   *CarMax, Inc................................................  2,100   67,137
   *Carmike Cinemas, Inc.......................................    200    1,242
    Carnival Corp..............................................  7,360  245,088
    Carriage Services, Inc.....................................  1,100    6,281
   *Carrols Restaurant Group, Inc..............................  1,200   11,796
   *Carter's, Inc..............................................    900   30,150
   *Casual Male Retail Group, Inc..............................  2,800   11,788
    Cato Corp. Class A.........................................  1,200   33,384
  #*Cavco Industries, Inc......................................    400   17,024
    CBS Corp. Class A..........................................  1,300   35,880
    CBS Corp. Class B.......................................... 11,157  305,367
    CEC Entertainment, Inc.....................................    900   34,830
   *Charming Shoppes, Inc......................................  5,360   21,976
   *Cheesecake Factory, Inc....................................  3,800  109,554
   #Cherokee, Inc..............................................    200    3,172
    Chico's FAS, Inc...........................................  8,992  135,689
  #*Chipotle Mexican Grill, Inc................................    200   64,916
    Choice Hotels International, Inc...........................  1,400   42,686
    Christopher & Banks Corp...................................  1,800   11,340
    Cinemark Holdings, Inc.....................................  6,700  130,583
   *Citi Trends, Inc...........................................    400    5,612
   *Clear Channel Outdoor Holdings, Inc. Class A...............  1,200   14,100
    Coach, Inc.................................................  1,100   71,016
  #*Coinstar, Inc..............................................    700   34,202
   *Coldwater Creek, Inc.......................................  2,900    3,654
  #*Collective Brands, Inc.....................................  3,100   36,518
    Collectors Universe, Inc...................................    300    4,692
    Columbia Sportswear Co.....................................  1,400   80,360
    Comcast Corp. Class A...................................... 34,799  835,872
    Comcast Corp. Special Class A..............................  8,844  206,419
  #*Conn's, Inc................................................  1,689   13,900
    Cooper Tire & Rubber Co....................................  3,000   50,580
   *Corinthian Colleges, Inc...................................  1,500    6,240
   *Cost Plus, Inc.............................................  1,300   11,557
    CPI Corp...................................................    200    2,228
    Cracker Barrel Old Country Store, Inc......................  1,200   54,132
   *Crocs, Inc.................................................  1,400   43,862
  #*Crown Media Holdings, Inc..................................    700    1,190
    CSS Industries, Inc........................................    200    3,968
   *Culp, Inc..................................................    600    5,340
   *Cumulus Media, Inc.........................................  1,600    5,648
  #*Dana Holding Corp..........................................  7,500  125,025
   #Darden Restaurants, Inc....................................  1,000   50,800
   *Deckers Outdoor Corp.......................................    600   59,550
   *dELiA*s, Inc...............................................  1,100    1,936
   *Delta Apparel, Inc.........................................    400    7,868
    Destination Maternity Corp.................................    800   13,136
   #DeVry, Inc.................................................  3,500  217,490
   *Dick's Sporting Goods, Inc.................................    700   25,900
    Dillard's, Inc. Class A....................................  3,700  208,162
   *DineEquity, Inc............................................  1,000   52,100
   *DIRECTV Class A............................................  2,500  126,700
   *Discovery Communications, Inc. Class A.....................  1,200   47,760
   *Discovery Communications, Inc. Class C.....................  1,300   46,839
   *DISH Network Corp..........................................  1,400   41,482
   *Dixie Group, Inc...........................................    200      866
   *Dolan Media Co.............................................  1,600   12,688
   *Dollar General Corp........................................  1,267   39,860

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Consumer Discretionary -- (Continued)
   *Dollar Tree, Inc...........................................    300 $ 19,869
   *Domino's Pizza, Inc........................................  2,600   69,862
   *Dorman Products, Inc.......................................  1,050   37,516
    DR Horton, Inc.............................................  8,901  105,744
   *Dreams, Inc................................................    900    2,367
   *DreamWorks Animation SKG, Inc..............................    600   13,116
   #Drew Industries, Inc.......................................  1,100   23,430
   *DSW, Inc...................................................  2,105  111,523
  #*E.W. Scripps Co. Class A (The).............................  2,533   21,834
  #*Eastman Kodak Co...........................................  6,329   15,190
    Einstein Noah Restaurant Group, Inc........................  1,008   15,805
   *Emerson Radio Corp.........................................  1,100    1,947
  #*Entercom Communications Corp...............................  1,500   11,910
   *Entravision Communications Corp............................  1,450    2,798
    Escalade, Inc..............................................    350    2,072
   #Ethan Allen Interiors, Inc.................................  1,800   33,120
   *Exide Technologies.........................................  3,247   23,249
    Family Dollar Stores, Inc..................................    900   47,799
   *Famous Dave's of America, Inc..............................    600    6,156
   *Federal-Mogul Corp.........................................  4,028   77,217
    Finish Line, Inc. Class A..................................  2,500   53,250
   *Fisher Communications, Inc.................................    400   11,728
    Foot Locker, Inc...........................................  9,082  197,352
   *Ford Motor Co.............................................. 11,575  141,331
   *Fossil, Inc................................................  1,800  226,206
   #Fred's, Inc................................................  2,200   28,996
  #*Fuel Systems Solutions, Inc................................  1,000   21,240
   *Furniture Brands International, Inc........................  3,000   12,090
    Gaiam, Inc.................................................    520    2,246
  #*GameStop Corp. Class A.....................................  9,000  212,220
    Gaming Partners International Corp.........................    400    3,136
    Gannett Co., Inc........................................... 14,200  181,192
    Gap, Inc...................................................  2,089   40,297
   #Garmin, Ltd................................................  6,006  195,976
   *Gaylord Entertainment Co...................................  1,350   39,609
   *Genesco, Inc...............................................  1,400   72,520
    Gentex Corp................................................  3,300   93,522
    Genuine Parts Co...........................................  3,594  191,057
   *G-III Apparel Group, Ltd...................................  1,000   30,870
   *Global Traffic Network, Inc................................    999   11,778
   *Goodyear Tire & Rubber Co..................................  7,000  113,190
   *Gray Television, Inc.......................................  2,800    6,804
   *Great Wolf Resorts, Inc....................................    100      349
    Group 1 Automotive, Inc....................................  1,600   76,208
    Guess?, Inc................................................    650   24,778
   #H&R Block, Inc.............................................  1,900   28,424
   *Hanesbrands, Inc...........................................  1,600   48,816
    Harley-Davidson, Inc.......................................  2,300   99,797
    Harman International Industries, Inc.......................  3,500  145,600
    Harte-Hanks, Inc...........................................  3,500   28,595
    Hasbro, Inc................................................    800   31,648
    Haverty Furniture Cos., Inc................................    800    8,872
   *Heelys, Inc................................................    509    1,145
   *Helen of Troy, Ltd.........................................  1,800   58,050
  #*hhgregg, Inc...............................................    500    6,165
   *Hibbett Sporting Goods, Inc................................    800   31,392
    Hillenbrand, Inc...........................................  1,900   41,591
   #Home Depot, Inc............................................ 17,100  597,303
    Hooker Furniture Corp......................................    500    4,510
    Hot Topic, Inc.............................................  2,372   17,719
  #*Hovnanian Enterprises, Inc.................................  2,500    4,800

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Consumer Discretionary -- (Continued)
   *HSN, Inc...................................................  2,400 $ 78,456
   *Hyatt Hotels Corp. Class A.................................  1,780   69,046
   *Iconix Brand Group, Inc....................................  4,100   95,653
    International Speedway Corp................................  1,600   44,752
    Interpublic Group of Cos., Inc. (The)...................... 12,000  117,720
   *Interval Leisure Group, Inc................................  2,389   30,699
   *iRobot Corp................................................  1,200   41,952
  #*ITT Educational Services, Inc..............................    300   25,701
    J.C. Penney Co., Inc.......................................  9,556  293,943
   *Jack in the Box, Inc.......................................  1,700   38,624
  #*JAKKS Pacific, Inc.........................................    400    6,980
    Johnson Controls, Inc......................................  6,997  258,539
    Jones Group, Inc. (The)....................................  3,500   45,290
  #*Jos. A. Bank Clothiers, Inc................................  1,580   81,070
   *Journal Communications, Inc................................  2,200   10,912
   *K12, Inc...................................................  1,400   44,912
   #KB Home....................................................  2,200   18,678
   *Kenneth Cole Productions, Inc. Class A.....................    500    6,380
   *Kirkland's, Inc............................................    700    7,553
   *Knology, Inc...............................................  1,600   21,968
    Kohl's Corp................................................  4,453  243,624
   *Krispy Kreme Doughnuts, Inc................................  2,500   20,450
  #*K-Swiss, Inc. Class A......................................  1,400   14,924
    Lacrosse Footwear, Inc.....................................    300    4,170
   *Lakeland Industries, Inc...................................    300    2,472
   *Lamar Advertising Co. Class A..............................    300    7,638
   *La-Z-Boy, Inc..............................................  2,900   25,433
   *Leapfrog Enterprises, Inc..................................    700    2,730
    Lear Corp..................................................  2,694  132,006
    Learning Tree International, Inc...........................    700    7,021
  #*Lee Enterprises, Inc.......................................  1,700    1,564
    Leggett & Platt, Inc.......................................  7,234  156,978
   #Lennar Corp. Class A.......................................  9,100  160,979
    Lennar Corp. Class B Voting................................  1,400   19,740
  #*Libbey, Inc................................................    400    6,188
   *Liberty Global, Inc. Class A...............................  3,800  158,840
   *Liberty Global, Inc. Class C...............................  3,600  143,892
   *Liberty Media Corp. Capital Class A........................  2,800  223,468
   *Liberty Media Corp. Interactive Class A.................... 22,672  372,048
   *Liberty Media-Starz Corp. Series A.........................  2,930  224,907
  #*Life Time Fitness, Inc.....................................  1,400   58,464
    Lifetime Brands, Inc.......................................    600    6,600
    Limited Brands, Inc........................................  2,500   94,650
   *LIN TV Corp. Class A.......................................  2,000    8,200
   #Lincoln Educational Services Corp..........................  1,400   25,032
    Lithia Motors, Inc.........................................  1,400   28,896
   *LKQ Corp...................................................  4,600  113,022
  #*LodgeNet Interactive Corp..................................    800    2,264
   *Lowe's Cos., Inc........................................... 28,213  608,837
   *Luby's, Inc................................................  1,250    6,838
   *M/I Homes, Inc.............................................  1,000   11,300
    Mac-Gray Corp..............................................    700   10,290
    Macy's, Inc................................................ 10,000  288,700
   *Madison Square Garden Co. (The)............................  2,325   61,612
   *Maidenform Brands, Inc.....................................  1,100   28,435
    Marcus Corp................................................  1,100   10,648
  #*Marine Products Corp.......................................  1,727    9,412
   *MarineMax, Inc.............................................  1,504   13,822
    Marriott International, Inc. Class A.......................    303    9,848
  #*Martha Stewart Living Omnimedia, Inc. Class A..............  1,300    5,330
    Mattel, Inc................................................  3,534   94,216

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Consumer Discretionary -- (Continued)
    Matthews International Corp. Class A.......................  1,800 $ 65,142
  #*McClatchy Co. (The)........................................  3,000    6,750
    McGraw-Hill Cos., Inc......................................  1,840   76,544
    MDC Holdings, Inc..........................................  1,600   36,176
   *Media General, Inc. Class A................................  1,200    3,276
    Men's Wearhouse, Inc. (The)................................  2,900   95,091
   #Meredith Corp..............................................  1,300   38,805
   *Meritage Homes Corp........................................  1,800   39,330
   *Midas, Inc.................................................    400    2,184
   *Modine Manufacturing Co....................................  2,200   32,802
   *Mohawk Industries, Inc.....................................  1,700   88,451
   #Monro Muffler Brake, Inc...................................  1,450   51,852
   *Morgans Hotel Group Co.....................................    915    6,551
   #Morningstar, Inc...........................................  1,514   94,413
   *Motorcar Parts of America, Inc.............................    600    7,746
    Movado Group, Inc..........................................  1,000   16,180
   *Nathan's Famous, Inc.......................................    200    3,802
    National CineMedia, Inc....................................  1,601   23,583
   *Nautilus, Inc..............................................  1,901    3,574
   *Navarre Corp...............................................    600    1,188
  #*Netflix, Inc...............................................    500  132,995
   *New York & Co., Inc........................................  3,400   18,564
  #*New York Times Co. Class A (The)...........................  6,500   55,770
    Newell Rubbermaid, Inc.....................................  6,065   94,129
    News Corp. Class A......................................... 36,069  577,825
    News Corp. Class B.........................................  9,100  150,150
   *Nexstar Broadcasting Group, Inc............................    200    1,752
    NIKE, Inc. Class B.........................................  1,104   99,526
    Nordstrom, Inc.............................................  2,050  102,828
   #Nutri/System, Inc..........................................    625    9,338
  #*NVR, Inc...................................................    100   68,009
  #*O'Charley's, Inc...........................................  1,000    6,090
   *Office Depot, Inc.......................................... 14,400   54,432
   *OfficeMax, Inc.............................................  3,700   26,196
    Omnicom Group, Inc.........................................  2,907  136,396
   *Orbitz Worldwide, Inc......................................  2,505    8,166
   *O'Reilly Automotive, Inc...................................  4,417  262,812
   *Orient-Express Hotels, Ltd.................................  5,600   55,384
    Outdoor Channel Holdings, Inc..............................  1,300    8,645
   *Overstock.com, Inc.........................................    600    7,614
    Oxford Industries, Inc.....................................  1,000   39,180
   *Pacific Sunwear of California, Inc.........................  3,600   10,044
   *Panera Bread Co. Class A...................................    400   46,124
   *Papa John's International, Inc.............................    900   28,089
  #*Peet's Coffee & Tea, Inc...................................    700   40,880
    Penske Automotive Group, Inc...............................  5,896  130,478
    Pep Boys - Manny, Moe & Jack (The).........................  3,000   32,250
   *Perry Ellis International, Inc.............................    200    4,674
   #PetMed Express, Inc........................................    483    5,299
    PetSmart, Inc..............................................  1,100   47,322
  #*Pier 1 Imports, Inc........................................  5,000   54,950
    Polaris Industries, Inc....................................    500   59,275
    Polo Ralph Lauren Corp.....................................    600   81,042
    Pool Corp..................................................  1,000   26,750
  #*Priceline.com, Inc.........................................    200  107,530
   *Princeton Review, Inc......................................    169       39
   *Pulte Group, Inc........................................... 10,605   72,856
    PVH Corp...................................................  2,000  143,100
   *Quiksilver, Inc............................................  1,726    9,079
   *Radio One, Inc.............................................  1,800    2,574
  #*RadioShack Corp............................................  2,800   38,976

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Consumer Discretionary -- (Continued)
   *Red Lion Hotels Corp.......................................  1,300 $  9,815
   *Red Robin Gourmet Burgers, Inc.............................  1,000   34,420
  #*Regal Entertainment Group..................................  1,700   21,743
    Regis Corp.................................................  1,800   26,730
    Rent-A-Center, Inc.........................................  3,800  102,790
   *Rentrak Corp...............................................    100    1,654
    RG Barry Corp..............................................    500    5,685
   *Rocky Brands, Inc..........................................    402    5,117
    Ross Stores, Inc...........................................  1,150   87,136
   *Royal Caribbean Cruises, Ltd...............................  8,171  250,196
   *Ruby Tuesday, Inc..........................................  3,000   27,270
  #*Rue21, Inc.................................................    450   14,792
   *Ruth's Hospitality Group, Inc..............................  1,863   10,712
   #Ryland Group, Inc. (The)...................................  2,500   36,825
  #*Saks, Inc..................................................  8,300   89,142
   *Sally Beauty Holdings, Inc.................................  4,600   79,120
    Scholastic Corp............................................    500   14,360
    Scripps Networks Interactive, Inc..........................  1,250   57,925
  #*Sealy Corp.................................................  4,400    9,636
  #*Sears Holdings Corp........................................  2,900  202,043
    Service Corp. International................................ 14,512  151,941
    Shiloh Industries, Inc.....................................    800    8,424
   *Shoe Carnival, Inc.........................................    800   25,272
   *Shutterfly, Inc............................................  1,000   54,400
   *Signet Jewelers, Ltd. ADR..................................  4,000  171,360
    Sinclair Broadcast Group, Inc. Class A.....................    500    4,955
  #*SIRIUS XM Radio, Inc.......................................  2,500    5,275
  #*Skechers U.S.A., Inc. Class A..............................  1,700   28,305
    Skyline Corp...............................................    400    5,412
   *Smith & Wesson Holding Corp................................    900    3,024
   #Sonic Automotive, Inc......................................  2,400   37,608
   *Sonic Corp.................................................    500    5,350
    Sotheby's Class A..........................................  1,600   67,760
    Spartan Motors, Inc........................................  1,900    8,740
   #Speedway Motorsports, Inc..................................  2,200   29,920
    Stage Stores, Inc..........................................    800   14,240
    Standard Motor Products, Inc...............................  1,000   14,200
  #*Standard Pacific Corp......................................  5,100   14,586
   *Stanley Furniture, Inc.....................................    661    2,730
    Staples, Inc...............................................  7,350  118,041
    Starbucks Corp.............................................  3,100  124,279
    Starwood Hotels & Resorts Worldwide, Inc...................    700   38,472
    Stein Mart, Inc............................................  2,216   21,052
   *Steinway Musical Instruments, Inc..........................    600   17,394
   *Steven Madden, Ltd.........................................  2,000   76,200
    Stewart Enterprises, Inc...................................  2,700   18,765
   *Stoneridge, Inc............................................    768    9,585
    Sturm Ruger & Co., Inc.....................................  1,200   32,784
    Superior Industries International, Inc.....................  1,800   36,432
   *Systemax, Inc..............................................  1,600   26,064
  #*Talbots, Inc...............................................    249      862
    Target Corp................................................  6,140  316,149
   *Tempur-Pedic International, Inc............................  1,107   79,715
   *Tenneco, Inc...............................................  1,672   66,780
    Texas Roadhouse, Inc.......................................  4,256   70,309
    Thor Industries, Inc.......................................  2,225   55,024
   #Tiffany & Co...............................................  1,200   95,508
   *Timberland Co. Class A.....................................  2,400  102,696
    Time Warner Cable, Inc.....................................  7,028  515,223
    Time Warner, Inc........................................... 20,400  717,264
    TJX Cos., Inc. (The).......................................    900   49,770

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
Consumer Discretionary -- (Continued)
   *Toll Brothers, Inc......................................  9,870 $   197,005
   *Town Sports International Holdings, Inc.................    600       5,484
    Tractor Supply Co.......................................  1,000      65,920
   *True Religion Apparel, Inc..............................  1,800      60,642
   *TRW Automotive Holdings Corp............................  3,450     174,122
  #*Tuesday Morning Corp....................................  1,700       7,310
    Tupperware Corp.........................................    750      46,868
   *Ulta Salon Cosmetics & Fragrance, Inc...................  2,600     163,878
   *Under Armour, Inc. Class A..............................  1,300      95,433
   *Unifi, Inc..............................................  1,100      14,113
   *Universal Electronics, Inc..............................    700      16,387
    Universal Technical Institute, Inc......................    992      17,162
  #*Urban Outfitters, Inc...................................  1,400      45,556
   *US Auto Parts Network, Inc..............................  1,256       9,407
   #V.F. Corp...............................................  3,502     409,034
    Vail Resorts, Inc.......................................  2,000      91,500
   *Valassis Communications, Inc............................  1,500      40,200
    Value Line, Inc.........................................    213       2,296
   *Valuevision Media, Inc. Class A.........................  2,100      15,729
   #Viacom, Inc. Class A....................................    200      10,918
    Viacom, Inc. Class B....................................  5,257     254,544
   *Vitamin Shoppe, Inc.....................................  1,400      60,984
   *WABCO Holdings, Inc.....................................  1,700     107,185
    Walt Disney Co. (The)................................... 37,347   1,442,341
   *Warnaco Group, Inc......................................  2,200     117,260
   #Washington Post Co. Class B.............................    500     201,150
    Weight Watchers International, Inc......................  1,700     131,223
    Wendy's Co. (The)....................................... 22,258     117,300
   *West Marine, Inc........................................  1,300      13,325
   *Wet Seal, Inc. (The)....................................  5,000      24,450
    Whirlpool Corp..........................................  1,913     132,437
    Wiley (John) & Sons, Inc. Class A.......................  1,750      87,605
    Williams-Sonoma, Inc....................................  2,474      91,587
    Winmark Corp............................................    100       4,521
  #*Winnebago Industries, Inc...............................  1,717      14,406
    Wolverine World Wide, Inc...............................  1,500      56,805
   #World Wrestling Entertainment, Inc......................    500       5,035
    Wyndham Worldwide Corp..................................  5,200     179,868
    Yum! Brands, Inc........................................  1,200      63,384
   *Zale Corp...............................................  1,400       7,854
   *Zumiez, Inc.............................................  1,507      40,041
                                                                    -----------
Total Consumer Discretionary................................         27,833,256
                                                                    -----------
Consumer Staples -- (4.3%)
    Alico, Inc..............................................    400       9,764
    Andersons, Inc. (The)...................................  1,000      41,110
    Avon Products, Inc......................................  1,300      34,099
    B&G Foods, Inc..........................................  2,800      52,612
   *BJ's Wholesale Club, Inc................................  2,020     101,707
    Bunge, Ltd..............................................  2,400     165,144
   #Calavo Growers, Inc.....................................    800      16,536
   #Cal-Maine Foods, Inc....................................    900      30,429
   #Campbell Soup Co........................................  1,000      33,050
    Casey's General Stores, Inc.............................  1,880      84,600
   *Central Garden & Pet Co.................................    800       7,152
   *Central Garden & Pet Co. Class A........................    100         876
   *Chiquita Brands International, Inc......................  2,600      30,784
   #Clorox Co...............................................    913      65,362
    Coca-Cola Bottling Co...................................    216      13,936
    Coca-Cola Enterprises, Inc.............................. 10,100     283,911
    Colgate-Palmolive Co....................................    800      67,504

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Consumer Staples -- (Continued)
    ConAgra, Inc.............................................  8,956 $  229,363
    Corn Products International, Inc.........................  4,478    227,885
    Costco Wholesale Corp....................................  3,827    299,463
    CVS Caremark Corp........................................ 28,000  1,017,800
   *Darling International, Inc...............................  4,500     75,960
   #Diamond Foods, Inc.......................................  1,200     85,908
   *Dole Food Co., Inc.......................................  4,700     66,693
    Dr. Pepper Snapple Group, Inc............................  3,308    124,910
   *Elizabeth Arden, Inc.....................................  1,903     61,315
  #*Energizer Holdings, Inc..................................  1,467    118,299
    Estee Lauder Cos., Inc...................................    500     52,455
    Farmer Brothers Co.......................................    900      7,047
   #Flowers Foods, Inc.......................................  2,400     52,608
    Fresh Del Monte Produce, Inc.............................  2,363     57,917
    General Mills, Inc.......................................  3,290    122,882
  #*Green Mountain Coffee, Inc...............................  1,050    109,148
   #H.J. Heinz Co............................................    700     36,848
   *Hain Celestial Group, Inc................................  2,400     77,592
   *Hansen Natural Corp......................................    400     30,648
   *Heckmann Corp............................................  5,376     32,417
    Herbalife, Ltd...........................................  1,090     60,735
    Hershey Co. (The)........................................    800     45,152
    Hormel Foods Corp........................................  7,300    211,481
    Imperial Sugar Co........................................    581     13,409
    Ingles Markets, Inc......................................    700     10,780
    Inter Parfums, Inc.......................................  1,400     28,056
    J & J Snack Foods Corp...................................  1,200     62,028
    J.M. Smucker Co..........................................  2,849    221,994
   *John B. Sanfilippo & Son, Inc............................    200      1,674
    Kellogg Co...............................................    700     39,046
    Kimberly-Clark Corp......................................  1,573    102,811
    Kraft Foods, Inc. Class A................................ 22,600    776,988
    Kroger Co. (The).........................................  6,100    151,707
   #Lancaster Colony Corp....................................    996     59,889
   *Lifeway Foods, Inc.......................................    300      3,330
   *Mannatech, Inc...........................................    400        328
    McCormick & Co., Inc. Non-Voting.........................    500     24,325
    Mead Johnson Nutrition Co................................  1,083     77,294
  #*Medifast, Inc............................................    400      7,720
    Nash-Finch Co............................................    700     25,060
    National Beverage Corp...................................  1,534     22,673
   #Nu Skin Enterprises, Inc. Class A........................  2,400     90,096
   *Nutraceutical International Corp.........................    500      7,400
    Oil-Dri Corp. of America.................................    300      6,207
   *Omega Protein Corp.......................................  1,100     13,332
   *Overhill Farms, Inc......................................    500      2,575
   *Pantry, Inc..............................................  1,100     19,602
   *Parlux Fragrances, Inc...................................  1,302      3,932
    PepsiCo, Inc.............................................  3,811    244,056
   *Physicians Formula Holdings, Inc.........................    364      1,383
   *Prestige Brands Holdings, Inc............................  3,300     40,326
    PriceSmart, Inc..........................................  1,200     70,224
    Procter & Gamble Co. (The)...............................  4,730    290,848
   *Ralcorp Holdings, Inc....................................  3,258    281,817
   *Reddy Ice Holdings, Inc..................................    800      2,392
   *Revlon, Inc..............................................  1,380     23,239
   #Ruddick Corp.............................................  2,350     98,465
    Safeway, Inc.............................................  6,959    140,363
   #Sanderson Farms, Inc.....................................  1,300     60,086
    Sara Lee Corp............................................  2,800     53,508
    Schiff Nutrition International, Inc......................  1,000     11,570

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Consumer Staples -- (Continued)
   *Seneca Foods Corp........................................    500 $   12,950
   *Smart Balance, Inc.......................................  3,454     16,372
   *Smithfield Foods, Inc.................................... 10,432    229,713
    Snyders-Lance, Inc.......................................  1,696     34,615
    Spartan Stores, Inc......................................  1,210     21,369
   *Spectrum Brands Holdings, Inc............................  1,314     35,084
  #*SUPERVALU, Inc...........................................  4,000     34,400
   *Susser Holdings Corp.....................................  1,030     16,799
    Sysco Corp...............................................  1,200     36,708
   #Tootsie Roll Industries, Inc.............................  1,980     55,539
  #*TreeHouse Foods, Inc.....................................  2,100    108,444
    Tyson Foods, Inc. Class A................................  7,600    133,456
   *United Natural Foods, Inc................................  1,500     62,625
   *USANA Health Sciences, Inc...............................    400     10,940
    Walgreen Co..............................................  9,700    378,688
    WD-40 Co.................................................    900     39,420
    Weis Markets, Inc........................................  1,378     55,382
    Whole Foods Market, Inc..................................  1,100     73,370
   *Winn-Dixie Stores, Inc...................................  1,500     13,470
                                                                     ----------
Total Consumer Staples.......................................         8,702,979
                                                                     ----------
Energy -- (14.1%)
    Adams Resources & Energy, Inc............................     99      2,554
    Alon USA Energy, Inc.....................................  1,930     23,469
   *Alpha Natural Resources, Inc.............................  6,127    261,684
    Anadarko Petroleum Corp..................................  6,875    567,600
    Apache Corp..............................................  7,343    908,476
   *Approach Resources, Inc..................................  1,700     44,132
    Arch Coal, Inc...........................................  4,556    116,634
  #*ATP Oil & Gas Corp.......................................    944     13,679
   *Atwood Oceanics, Inc.....................................  4,053    189,275
    Baker Hughes, Inc........................................  4,600    355,948
   *Basic Energy Services, Inc...............................  1,500     48,585
    Berry Petroleum Corp. Class A............................  2,507    143,776
   *Bill Barrett Corp........................................  2,369    117,881
   *Bolt Technology Corp.....................................    300      3,789
  #*BPZ Resources, Inc.......................................  2,600      9,412
   *Brigham Exploration Co...................................  1,800     57,240
    Bristow Group, Inc.......................................  2,100    101,808
    Cabot Oil & Gas Corp.....................................  3,100    229,648
   *Cal Dive International, Inc..............................  5,200     29,016
   *Callon Petroleum Co......................................  1,100      7,667
   *Cameron International Corp...............................  7,685    429,899
    CARBO Ceramics, Inc......................................    600     93,642
  #*Carrizo Oil & Gas, Inc...................................  2,006     77,030
  #*Cheniere Energy, Inc.....................................  1,500     15,450
    Chesapeake Energy Corp................................... 11,500    395,025
    Chevron Corp............................................. 39,387  4,097,036
    Cimarex Energy Co........................................  2,642    232,813
   *Clayton Williams Energy, Inc.............................    700     46,424
  #*Clean Energy Fuels Corp..................................  4,400     70,444
   *Cloud Peak Energy, Inc...................................  2,200     49,060
   *Cobalt International Energy, Inc.........................  4,429     54,565
   *Complete Production Services, Inc........................  4,100    159,408
  #*Comstock Resources, Inc..................................  2,700     86,130
   *Concho Resources, Inc....................................  2,400    224,592
    ConocoPhillips........................................... 26,262  1,890,601
    Consol Energy, Inc.......................................  1,800     96,480
   *Contango Oil & Gas Co....................................    800     50,464
  #*Continental Resources, Inc...............................    400     27,436
   *CREDO Petroleum Corp.....................................    600      5,880

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Energy -- (Continued)
   *Crimson Exploration, Inc.................................  1,900 $    5,985
    Crosstex Energy, Inc.....................................  2,700     39,420
   *CVR Energy, Inc..........................................  4,100    110,085
   *Dawson Geophysical Co....................................    500     19,845
    Delek US Holdings, Inc...................................  2,100     34,902
   *Denbury Resources, Inc................................... 13,263    256,241
    Devon Energy Corp........................................  6,807    535,711
    DHT Holdings, Inc........................................  2,100      7,560
   #Diamond Offshore Drilling, Inc...........................  3,678    249,479
   *Double Eagle Petroleum Co................................    600      6,468
  #*Dresser-Rand Group, Inc..................................  2,300    122,866
   *Dril-Quip, Inc...........................................  1,200     84,612
    El Paso Corp.............................................  6,800    139,740
   *Endeavour International Corp.............................  1,236     15,499
    Energen Corp.............................................  1,258     73,983
   *Energy Partners, Ltd.....................................  2,600     44,226
   *ENGlobal Corp............................................  1,300      5,200
    EOG Resources, Inc.......................................  5,371    547,842
    EQT Corp.................................................  1,300     82,524
   *Evolution Petroleum Corp.................................    900      6,606
    EXCO Resources, Inc......................................  1,950     31,024
  #*Exterran Holdings, Inc...................................  3,361     62,111
    Exxon Mobil Corp......................................... 35,457  2,829,114
   *FMC Technologies, Inc....................................  2,000     91,200
   *Forest Oil Corp..........................................  1,000     26,000
   *General Maritime Corp....................................  3,304      3,601
   *Geokinetics, Inc.........................................    900      5,625
   *GeoResources, Inc........................................  1,500     38,280
   *Global Industries, Ltd...................................  3,200     16,416
  #*GMX Resources, Inc.......................................  3,246     15,743
  #*Goodrich Petroleum Corp..................................    135      2,677
  #*Green Plains Renewable Energy, Inc.......................  2,000     21,900
    Gulf Island Fabrication, Inc.............................    800     27,680
   *Gulfmark Offshore, Inc...................................  1,628     79,349
   *Gulfport Energy Corp.....................................  1,200     43,752
    Halliburton Co...........................................  5,800    317,434
  #*Harvest Natural Resources, Inc...........................  2,100     28,770
   *Helix Energy Solutions Group, Inc........................  6,200    121,396
    Helmerich & Payne, Inc...................................  3,600    248,580
   *Hercules Offshore, Inc...................................  7,048     33,126
    Hess Corp................................................  5,812    398,471
    HollyFrontier Corp.......................................  5,755    433,869
   *Hornbeck Offshore Services, Inc..........................  1,600     44,544
  #*ION Geophysical Corp.....................................  4,800     48,672
   *James River Coal Co......................................  1,300     24,648
   *Key Energy Services, Inc.................................  6,700    130,583
  #*Lucas Energy, Inc........................................    900      2,421
    Lufkin Industries, Inc...................................  1,250    101,850
    Marathon Oil Corp........................................ 11,744    363,712
   *Marathon Petroleum Corp..................................  5,872    257,135
   *Matrix Service Co........................................  1,700     23,698
   *McDermott International, Inc.............................  2,200     44,374
   *McMoran Exploration Co...................................  2,256     37,991
   *Mitcham Industries, Inc..................................    500      9,080
    Murphy Oil Corp..........................................  3,762    241,596
   *Nabors Industries, Ltd................................... 11,295    298,301
    National-Oilwell, Inc....................................  8,717    702,329
   *Natural Gas Services Group, Inc..........................    700     11,137
   *Newfield Exploration Co..................................  4,100    276,422
   *Newpark Resources, Inc...................................  5,200     48,308
    Noble Energy, Inc........................................  3,657    364,530

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Energy -- (Continued)
    Occidental Petroleum Corp..................................  7,550 $741,259
    Oceaneering International, Inc.............................  4,762  205,718
   *Oil States International, Inc..............................  2,900  234,030
   #Overseas Shipholding Group, Inc............................  1,400   34,076
   *OYO Geospace Corp..........................................    300   30,429
    Panhandle Oil & Gas, Inc...................................    500   16,390
   *Parker Drilling Co.........................................  6,500   41,210
  #*Patriot Coal Corp..........................................  5,200   98,332
    Patterson-UTI Energy, Inc..................................  6,255  203,475
    Peabody Energy Corp........................................  2,800  160,916
    Penn Virginia Corp.........................................  2,600   34,112
   *Petrohawk Energy Corp......................................  7,400  282,606
   *Petroleum Development Corp.................................  1,300   47,216
  #*PetroQuest Energy, Inc.....................................  3,800   30,894
   *PHI, Inc. Non-Voting.......................................    600   12,918
   *Pioneer Drilling Co........................................  2,600   42,302
    Pioneer Natural Resources Co...............................  3,805  353,827
   *Plains Exploration & Production Co.........................  5,153  201,019
   *PostRock Energy Corp.......................................    100      584
    QEP Resources, Inc.........................................  2,000   87,660
   *Quicksilver Resources, Inc.................................  9,302  131,623
   #Range Resources Corp.......................................  4,984  324,757
   *Rex Energy Corp............................................  2,500   27,675
   *Rosetta Resources, Inc.....................................  3,000  155,310
   *Rowan Cos., Inc............................................  5,256  205,878
   #RPC, Inc...................................................  5,550  131,091
  #*SandRidge Energy, Inc...................................... 13,167  151,684
    SEACOR Holdings, Inc.......................................  1,400  140,504
  #*Seahawk Drilling, Inc......................................    233      997
   *SemGroup Corp. Class A.....................................  2,300   53,544
   #Ship Finance International, Ltd............................  4,657   74,046
    SM Energy Co...............................................  3,300  248,655
    Southern Union Co..........................................  3,300  141,900
   *Southwestern Energy Co.....................................    778   34,668
    Spectra Energy Corp........................................  3,600   97,272
   *Stone Energy Corp..........................................  3,000   97,380
    Sunoco, Inc................................................  3,816  155,120
   *Superior Energy Services, Inc..............................  4,600  190,854
   *Swift Energy Corp..........................................  2,400   91,440
    Teekay Corp................................................  4,400  122,100
   *Tesoro Petroleum Corp......................................  8,160  198,206
   *Tetra Technologies, Inc....................................  4,200   54,054
   *TGC Industries, Inc........................................    578    4,254
    Tidewater, Inc.............................................  2,900  157,586
   *Toreador Resources Corp....................................    248      928
   *Ultra Petroleum Corp.......................................    900   42,138
   *Union Drilling, Inc........................................  1,200   13,380
   *Unit Corp..................................................  2,809  168,568
  #*Uranium Energy Corp........................................  1,400    4,704
   *USEC, Inc..................................................  4,600   15,686
   *VAALCO Energy, Inc.........................................  3,400   22,644
    Valero Energy Corp......................................... 10,000  251,200
   *Venoco, Inc................................................    768    9,761
   #W&T Offshore, Inc..........................................  3,600   97,560
   *Warren Resources, Inc......................................  3,900   15,873
   *Western Refining, Inc......................................  5,900  120,537
   *Westmoreland Coal Co.......................................    100    1,537
   *Whiting Petroleum Corp.....................................  3,600  210,960
   *Willbros Group, Inc........................................    800    7,360
    Williams Cos., Inc. (The)..................................  3,100   98,270

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Energy -- (Continued)
    World Fuel Services Corp...............................   4,849 $   182,468
                                                                    -----------
Total Energy...............................................          28,744,040
                                                                    -----------
Financials -- (17.6%)
    1st Source Corp........................................   1,500      34,575
   *1st United Bancorp, Inc................................   1,450       8,598
    Abington Bancorp, Inc..................................   1,000       9,910
    Advance America Cash Advance Centers, Inc..............   3,300      23,265
   *Affiliated Managers Group, Inc.........................   1,600     166,928
   *Affirmative Insurance Holdings, Inc....................     500       1,125
    Aflac, Inc.............................................   5,600     257,936
   *Allegheny Corp.........................................     469     154,493
    Alliance Financial Corp................................      33       1,063
   *Allied World Assurance Co. Holdings AG.................   1,833      99,807
    Allstate Corp. (The)...................................   7,474     207,179
    Alterra Capital Holdings, Ltd..........................   2,219      48,352
   *Altisource Portfolio Solutions SA......................     556      18,815
   *American Capital, Ltd..................................  20,375     197,026
    American Equity Investment Life Holding Co.............   3,555      42,198
    American Express Co....................................   5,000     250,200
    American Financial Group, Inc..........................   5,100     173,298
   *American International Group, Inc......................   1,500      43,050
    American National Insurance Co.........................     800      59,952
   *American Safety Insurance Holdings, Ltd................     600      11,250
    Ameriprise Financial, Inc..............................   4,981     269,472
   *Ameris Bancorp.........................................   1,313      13,288
   *AMERISAFE, Inc.........................................   1,210      26,027
    AmTrust Financial Services, Inc........................   2,400      55,728
    AON Corp...............................................   6,329     304,551
   *Arch Capital Group, Ltd................................   5,022     169,744
    Argo Group International Holdings, Ltd.................   1,700      49,980
    Arrow Financial Corp...................................     637      15,352
   #Artio Global Investors, Inc............................   1,400      15,400
   *Aspen Insurance Holdings, Ltd..........................   3,821      98,964
  #*Asset Acceptance Capital Corp..........................   1,500       7,410
    Associated Banc-Corp...................................   9,791     133,647
    Assurant, Inc..........................................   5,643     201,004
    Assured Guaranty, Ltd..................................   2,800      39,620
    Asta Funding, Inc......................................     700       5,509
    Astoria Financial Corp.................................   5,900      68,735
   *Avatar Holdings, Inc...................................     600       9,180
    Axis Capital Holdings, Ltd.............................   4,404     140,355
    Baldwin & Lyons, Inc. Class B..........................     700      16,961
    BancFirst Corp.........................................     300      11,442
   *Bancorp, Inc...........................................   1,900      17,100
   #BancorpSouth, Inc......................................   2,849      38,575
   *BancTrust Financial Group, Inc.........................     400         948
    Bank Mutual Corp.......................................   1,300       4,823
    Bank of America Corp................................... 171,199   1,662,342
    Bank of Commerce Holdings..............................     200         806
    Bank of Hawaii Corp....................................   1,400      62,734
    Bank of New York Mellon Corp. (The)....................  19,100     479,601
    Bank of the Ozarks, Inc................................   1,000      51,950
    BankFinancial Corp.....................................   1,124       9,161
    Banner Corp............................................      57       1,056
    BB&T Corp..............................................   9,700     249,096
   *Beneficial Mutual Bancorp, Inc.........................   4,900      38,367
    Berkshire Hills Bancorp, Inc...........................   1,077      23,608
   #BGC Partners, Inc. Class A.............................   1,400      11,466
    BlackRock, Inc.........................................   1,800     321,228
   *BofI Holding, Inc......................................     600       8,397

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Financials -- (Continued)
    BOK Financial Corp.........................................  3,750 $204,225
    Boston Private Financial Holdings, Inc.....................  4,500   31,185
    Brookline Bancorp, Inc.....................................  3,600   30,780
    Brown & Brown, Inc.........................................  3,525   76,880
    Bryn Mawr Bank Corp........................................    800   16,096
    Calamos Asset Management, Inc..............................    389    5,298
  #*Cape Bancorp, Inc..........................................    300    2,823
    Capital City Bank Group, Inc...............................    900    9,279
    Capital One Financial Corp.................................  7,100  339,380
    Capital Southwest Corp.....................................    100    9,391
    CapitalSource, Inc.........................................  8,288   53,540
    Capitol Federal Financial, Inc.............................  1,584   18,121
    Cardinal Financial Corp....................................  1,600   17,168
    Cash America International, Inc............................  1,200   67,152
    Cathay General Bancorp.....................................  4,600   63,756
   *CB Richard Ellis Group, Inc................................  3,100   67,580
    Center Bancorp, Inc........................................    580    5,823
   *Center Financial Corp......................................  2,200   13,552
    CenterState Banks of Florida, Inc..........................    500    3,265
    Charles Schwab Corp. (The).................................  5,563   83,056
    Chemical Financial Corp....................................  1,400   26,558
    Chubb Corp.................................................  4,800  299,904
   #Cincinnati Financial Corp..................................  6,800  185,844
    Citigroup, Inc.............................................  9,675  370,939
   *Citizens, Inc..............................................  2,300   15,824
   #City Holding Co............................................  1,000   31,270
   #City National Corp.........................................  3,200  171,776
    Clifton Savings Bancorp, Inc...............................  1,500   15,225
    CME Group, Inc.............................................  1,415  409,204
    CNA Financial Corp.........................................  8,598  236,789
    CNB Financial Corp.........................................    200    2,762
   *CNO Financial Group, Inc...................................  6,100   44,835
   #CoBiz Financial, Inc.......................................  2,065   12,700
   #Cohen & Steers, Inc........................................  1,241   49,057
    Columbia Banking System, Inc...............................  2,300   40,503
   *Comerica, Inc..............................................  4,642  148,669
    Commerce Bancshares, Inc...................................  3,631  148,544
   #Community Bank System, Inc.................................  1,700   42,772
    Community Trust Bancorp, Inc...............................    300    8,136
   *CompuCredit Holdings Corp..................................  1,393    4,165
    Consolidated-Tokoma Land Co................................    300    8,754
   *Cowen Group, Inc...........................................  1,216    4,803
    Crawford & Co. Class A.....................................    400    2,016
    Crawford & Co. Class B.....................................    500    3,590
   *Credit Acceptance Corp.....................................  1,195   94,775
   *Crescent Financial Corp....................................    100      400
    Cullen Frost Bankers, Inc..................................  3,050  164,334
    CVB Financial Corp.........................................  4,200   40,698
   #Delphi Financial Group, Inc. Class A.......................  2,000   53,840
    Dime Community Bancshares, Inc.............................  1,315   18,476
    Discover Financial Services................................ 14,500  371,345
  #*Dollar Financial Corp......................................  2,100   45,381
    Donegal Group, Inc. Class A................................    900   10,818
   *Doral Financial Corp.......................................  3,200    5,600
    Duff & Phelps Corp.........................................  1,500   17,085
   *E*Trade Financial Corp.....................................  7,519  119,402
    East West Bancorp, Inc.....................................  5,917  109,820
    Eastern Insurance Holdings, Inc............................    255    3,412
   #Eaton Vance Corp...........................................  1,601   42,939
    Edelman Financial Group, Inc...............................    900    6,867
   *eHealth, Inc...............................................  1,400   18,130

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Financials -- (Continued)
   #EMC Insurance Group, Inc...................................    200 $  3,734
    Employers Holdings, Inc....................................  2,500   37,150
   *Encore Bancshares, Inc.....................................    321    3,849
   *Encore Capital Group, Inc..................................  1,600   43,760
    Endurance Specialty Holdings, Ltd..........................  2,650  107,961
   *Enstar Group, Ltd..........................................    700   73,948
    Enterprise Financial Services Corp.........................    800   11,160
    Epoch Holding Corp.........................................    600   11,640
    Erie Indemnity Co..........................................  1,600  117,920
    ESSA Bancorp, Inc..........................................    500    5,750
    Evercore Partners, Inc. Class A............................    700   19,901
    Everest Re Group, Ltd......................................  1,909  156,767
   *EZCORP, Inc................................................  2,607   86,761
   #F.N.B. Corp................................................  4,305   43,050
    FBL Financial Group, Inc. Class A..........................  1,800   56,664
    Federal Agricultural Mortgage Corp.........................    500   10,100
   #Federated Investors, Inc. Class B..........................  2,100   44,877
    Fidelity National Financial, Inc...........................  6,300  102,690
  #*Fidelity Southern Corp.....................................    612    4,149
    Fifth Third Bancorp........................................ 20,500  259,325
    Financial Institutions, Inc................................    600   10,062
   *First Acceptance Corp......................................    900    1,494
    First American Financial Corp..............................  1,915   30,621
    First Bancorp..............................................    900    8,865
    First Busey Corp...........................................  3,474   18,030
   *First California Financial Group, Inc......................  1,400    5,124
   *First Cash Financial Services, Inc.........................  1,400   60,578
    First Citizens BancShares, Inc.............................    241   43,409
    First Commonwealth Financial Corp..........................  5,820   29,915
    First Community Bancshares, Inc............................  1,000   12,590
   *First Defiance Financial Corp..............................    400    5,864
    First Financial Bancorp....................................  3,200   51,232
   #First Financial Bankshares, Inc............................  1,950   62,848
    First Financial Corp.......................................    776   25,678
    First Financial Holdings, Inc..............................  1,000    8,310
   *First Financial Northwest, Inc.............................  1,000    4,910
    First Horizon National Corp................................  9,401   84,515
   *First Marblehead Corp. (The)...............................    300      495
    First Merchants Corp.......................................  1,430   12,798
    First Midwest Bancorp, Inc.................................  4,200   50,064
    First Niagara Financial Group, Inc......................... 18,375  225,094
    First Pactrust Bancorp, Inc................................    400    5,920
   *First Place Financial Corp.................................    300      228
   *First Security Group, Inc..................................    200       92
    First South Bancorp, Inc...................................    100      435
   *FirstCity Financial Corp...................................    100      708
    FirstMerit Corp............................................  4,436   64,810
    Flagstone Reinsurance Holdings SA..........................  3,606   32,129
    Flushing Financial Corp....................................  1,595   19,650
  #*Forest City Enterprises, Inc. Class A......................  5,991  107,898
   *Forestar Group, Inc........................................  2,005   32,682
    Fox Chase Bancorp, Inc.....................................    750   10,028
    Franklin Resources, Inc....................................    900  114,264
    Fulton Financial Corp...................................... 12,296  124,804
    Gallagher (Arthur J.) & Co.................................  3,600  101,232
    GAMCO Investors, Inc.......................................    400   19,348
   *Genworth Financial, Inc. Class A........................... 11,459   95,339
    German American Bancorp, Inc...............................    804   13,483
    GFI Group, Inc.............................................  6,682   30,336
    Glacier Bancorp, Inc.......................................  4,200   55,188
   *Global Indemnity P.L.C.....................................    435    9,061

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
    Goldman Sachs Group, Inc. (The)..........................  6,246 $  843,023
    Great Southern Bancorp, Inc..............................    739     13,494
   *Greene Bancshares, Inc...................................    702      1,811
   #Greenhill & Co., Inc.....................................    500     22,020
   *Greenlight Capital Re, Ltd...............................  1,500     37,140
   *Grubb & Ellis Co.........................................    500        318
   *Guaranty Bancorp.........................................  1,300      1,807
   *Hallmark Financial Services, Inc.........................  1,100      7,414
    Hancock Holding Co.......................................  1,669     54,994
   *Hanmi Financial Corp.....................................  1,100      1,166
    Hanover Insurance Group, Inc.............................  1,400     50,694
    Harleysville Group, Inc..................................  1,400     42,308
   *Harris & Harris Group, Inc...............................  1,500      7,650
    Hartford Financial Services Group, Inc................... 17,488    409,569
    HCC Insurance Holdings, Inc..............................  4,874    146,854
    Heartland Financial USA, Inc.............................    984     15,793
  #*Heritage Commerce Corp...................................  1,000      4,990
   *HFF, Inc.................................................    800     12,080
   *Hilltop Holdings, Inc....................................  3,300     28,875
   *Home Bancorp, Inc........................................    500      7,290
    Home Bancshares, Inc.....................................  1,140     26,870
    Home Federal Bancorp, Inc................................    754      8,060
    Horace Mann Educators Corp...............................  2,600     37,856
    Hudson City Bancorp, Inc.................................  9,300     76,725
    Hudson Valley Holding Corp...............................    590     12,673
    Huntington Bancshares, Inc............................... 17,952    108,520
    IBERIABANK Corp..........................................  1,700     86,649
   *ICG Group, Inc...........................................  2,000     22,100
    Independence Holding Co..................................    300      2,694
    Independent Bank Corp. (453836108).......................  1,400     37,170
   *Independent Bank Corp. (453838609).......................     40         87
    Interactive Brokers Group, Inc...........................  1,875     28,388
   *IntercontinentalExchange, Inc............................  2,523    311,086
    International Bancshares Corp............................  1,606     27,013
   *Intervest Bancshares Corp................................    850      2,907
   *INTL FCStone, Inc........................................  1,110     25,508
    Invesco, Ltd............................................. 11,940    264,829
   *Investment Technology Group, Inc.........................  1,600     19,472
   *Investors Bancorp, Inc...................................  5,024     69,532
   #Janus Capital Group, Inc.................................  5,400     45,576
    Jefferies Group, Inc.....................................  5,300    100,223
    JMP Group, Inc...........................................  1,100      8,074
    Jones Lang LaSalle, Inc..................................  1,300    110,656
    JPMorgan Chase & Co...................................... 67,145  2,716,015
    Kaiser Federal Financial Group, Inc......................    354      4,521
    KBW, Inc.................................................  1,951     33,362
    Kearny Financial Corp....................................  1,083     10,148
    KeyCorp.................................................. 25,380    204,055
    Lakeland Bancorp, Inc....................................  1,355     13,482
    Lakeland Financial Corp..................................    500     11,275
    Legg Mason, Inc..........................................  5,447    160,251
   #Leucadia National Corp...................................  6,851    230,673
   #Life Partners Holdings, Inc..............................  1,000      4,900
    Lincoln National Corp.................................... 11,430    302,895
    Loews Corp...............................................  6,800    271,116
   *Louisiana Bancorp, Inc...................................    100      1,606
    M&T Bank Corp............................................  3,302    284,764
   *Macatawa Bank Corp.......................................  1,400      4,172
    Maiden Holdings, Ltd.....................................    600      5,562
    MainSource Financial Group, Inc..........................  1,020      9,425
   *Markel Corp..............................................    397    158,967

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Financials -- (Continued)
    MarketAxess Holdings, Inc..................................  2,000 $ 52,260
   *Marlin Business Services Corp..............................    600    7,488
    Marsh & McLennan Cos., Inc.................................  5,570  164,259
   *Maui Land & Pineapple Co., Inc.............................    200    1,038
   #MB Financial, Inc..........................................  2,868   57,905
  #*MBIA, Inc.................................................. 11,600  106,720
    MCG Capital Corp...........................................  4,100   22,837
    Meadowbrook Insurance Group, Inc...........................  2,127   19,994
    Medallion Financial Corp...................................    680    6,310
  #*Mercantile Bank Corp.......................................    225    2,216
    Merchants Bancshares, Inc..................................     43    1,137
    Mercury General Corp.......................................  2,800  103,992
   *Meridian Interstate Bancorp, Inc...........................    815   10,905
    MetLife, Inc............................................... 11,000  453,310
   *Metro Bancorp, Inc.........................................    700    8,029
   *MF Global Holdings, Ltd....................................  1,800   13,266
   *MGIC Investment Corp.......................................  7,800   31,044
    Montpelier Re Holdings, Ltd................................  3,600   62,136
    Moody's Corp...............................................  1,900   67,659
    Morgan Stanley............................................. 12,900  287,025
   *MSCI, Inc..................................................    500   17,745
  #*Nara Bancorp, Inc..........................................  2,400   19,272
   *NASDAQ OMX Group, Inc. (The)...............................  3,888   93,584
   *National Financial Partners Corp...........................  2,700   30,591
    National Interstate Corp...................................    910   20,393
    National Penn Bancshares, Inc..............................  7,600   61,104
   *Navigators Group, Inc. (The)...............................  1,100   51,854
   #NBT Bancorp, Inc...........................................  1,894   41,744
    Nelnet, Inc. Class A.......................................  2,100   42,336
    New Hampshire Thrift Bancshares, Inc.......................    300    3,936
    New Westfield Financial, Inc...............................  1,700   13,770
   #New York Community Bancorp, Inc............................  4,500   60,885
   *NewBridge Bancorp..........................................    500    2,405
   *NewStar Financial, Inc.....................................  3,000   31,920
   *Nicholas Financial, Inc....................................     82    1,001
    Northeast Community Bancorp, Inc...........................    436    2,904
    Northern Trust Corp........................................    639   28,694
   #Northfield Bancorp, Inc....................................  1,600   21,920
    Northrim Bancorp, Inc......................................    400    7,896
    Northwest Bancshares, Inc..................................  5,629   69,180
    NYSE Euronext, Inc.........................................  6,200  207,452
    OceanFirst Financial Corp..................................    530    7,128
   *Ocwen Financial Corp.......................................  5,900   76,051
    Old National Bancorp.......................................  5,400   55,080
    Old Republic International Corp............................ 13,830  144,385
   *OmniAmerican Bancorp, Inc..................................    450    6,588
    OneBeacon Insurance Group, Ltd.............................  1,150   14,651
    Oppenheimer Holdings, Inc. Class A.........................    900   23,292
    optionsXpress Holdings, Inc................................  1,900   28,690
    Oriental Financial Group, Inc..............................  2,400   29,808
    Oritani Financial Corp.....................................  2,900   37,526
  #*Pacific Capital Bancorp....................................    661   19,817
    Pacific Continental Corp...................................    900    8,856
    PacWest Bancorp............................................  2,100   41,685
    Park National Corp.........................................    652   40,189
    PartnerRe, Ltd.............................................  2,900  193,778
    Penns Woods Bancorp, Inc...................................     29    1,030
  #*Penson Worldwide, Inc......................................  1,100    3,366
    Peoples Bancorp, Inc.......................................    600    7,158
    People's United Financial, Inc............................. 12,299  155,951
   *PHH Corp...................................................  3,400   63,784

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Financials -- (Continued)
   *Phoenix Cos., Inc. (The)...................................  5,300 $ 12,720
   *PICO Holdings, Inc.........................................    800   21,848
  #*Pinnacle Financial Partners, Inc...........................  2,237   34,114
   *Piper Jaffray Cos., Inc....................................  1,000   29,480
    Platinum Underwriters Holdings, Ltd........................  2,159   74,162
  #*PMI Group, Inc. (The)......................................  7,500    7,500
    PNC Financial Services Group, Inc..........................  9,300  504,897
   *Popular, Inc...............................................  9,737   23,369
  #*Portfolio Recovery Associates, Inc.........................  1,000   80,930
    Presidential Life Corp.....................................  1,200   13,632
    Principal Financial Group, Inc............................. 13,331  368,336
   #PrivateBancorp, Inc........................................  4,100   48,339
   *ProAssurance Corp..........................................  1,700  118,405
    Progressive Corp...........................................  8,457  166,434
    Prosperity Bancshares, Inc.................................  3,035  126,044
    Protective Life Corp.......................................  3,600   76,536
    Provident Financial Holdings, Inc..........................    600    5,094
    Provident Financial Services, Inc..........................  3,426   47,484
    Provident New York Bancorp.................................  1,860   14,024
    Prudential Financial, Inc.................................. 10,300  604,404
    Pulaski Financial Corp.....................................    300    2,148
    QC Holdings, Inc...........................................    900    4,113
    Radian Group, Inc..........................................  4,100   12,997
    Raymond James Financial, Inc...............................  4,100  130,216
    Regions Financial Corp..................................... 36,800  224,112
    Reinsurance Group of America, Inc..........................  2,973  173,058
    RenaissanceRe Holdings, Ltd................................  2,620  182,326
    Renasant Corp..............................................  1,400   21,420
    Republic Bancorp, Inc. Class A.............................  1,000   18,110
   *Republic First Bancorp, Inc................................    100      212
    Resource America, Inc......................................    852    5,001
   *Riverview Bancorp, Inc.....................................    100      303
   #RLI Corp...................................................  1,200   75,780
    Rockville Financial, Inc...................................    959    9,734
  #*Rodman & Renshaw Capital Group, Inc........................    700    1,071
    Roma Financial Corp........................................  1,100   10,747
    S&T Bancorp, Inc...........................................  1,600   30,432
    S.Y. Bancorp, Inc..........................................    700   15,897
   *Safeguard Scientifics, Inc.................................  1,240   22,580
    Safety Insurance Group, Inc................................    900   36,540
    Sandy Spring Bancorp, Inc..................................  1,410   25,197
    SCBT Financial Corp........................................    600   17,568
    SeaBright Holdings, Inc....................................  1,230   11,181
   *Seacoast Banking Corp. of Florida..........................    300      474
    SEI Investments Co.........................................    300    5,934
    Selective Insurance Group, Inc.............................  2,808   46,023
    Sierra Bancorp.............................................    800    9,216
   *Signature Bank.............................................  1,703  100,749
    Simmons First National Corp................................  1,000   24,160
    SLM Corp................................................... 14,024  218,634
    Southside Bancshares, Inc..................................    966   19,156
  #*Southwest Bancorp, Inc.....................................  1,010    6,262
  #*St. Joe Co. (The)..........................................  3,663   64,872
    StanCorp Financial Group, Inc..............................  3,000   99,780
    State Auto Financial Corp..................................  2,000   33,160
    State Bancorp, Inc.........................................    700    9,100
    State Street Corp..........................................  8,630  357,886
    StellarOne Corp............................................  1,314   16,346
   #Sterling Bancorp...........................................    700    6,615
   #Stewart Information Services Corp..........................  1,000   10,600
   *Stifel Financial Corp......................................  3,190  121,092

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                      SHARES   VALUE+
                                                      ------ ----------
Financials -- (Continued)
   #Suffolk Bancorp..................................    510 $    6,181
   *Sun Bancorp, Inc.................................    992      3,095
    SunTrust Banks, Inc..............................  8,400    205,716
    Susquehanna Bancshares, Inc......................  5,900     44,427
   *SVB Financial Group..............................  1,800    109,836
    SWS Group, Inc...................................    700      3,815
    Symetra Financial Corp...........................  2,750     34,540
    Synovus Financial Corp........................... 18,200     33,306
    T. Rowe Price Group, Inc.........................    800     45,440
   *Taylor Capital Group, Inc........................    600      4,764
    TCF Financial Corp...............................  7,802     99,241
    TD Ameritrade Holding Corp.......................  4,154     76,267
   *Tejon Ranch Co...................................  1,183     37,962
    Territorial Bancorp, Inc.........................    700     14,616
   *Texas Capital Bancshares, Inc....................  1,526     41,706
   *TFS Financial Corp...............................  1,059      9,997
   *Thomas Properties Group, Inc.....................  1,800      5,850
    Tompkins Financial Corp..........................    620     25,048
    Torchmark Corp...................................  4,650    187,814
   #Tower Group, Inc.................................  2,300     52,578
   #TowneBank........................................  1,400     18,284
    Transatlantic Holdings, Inc......................  2,705    138,523
    Travelers Cos., Inc. (The).......................  8,400    463,092
   *Tree.com, Inc....................................    473      2,635
    TriCo Bancshares.................................    587      8,699
    Trustco Bank Corp................................  1,200      5,544
    Trustmark Corp...................................  2,900     63,191
    U.S. Bancorp..................................... 30,239    788,028
    UMB Financial Corp...............................  1,699     70,508
    Umpqua Holdings Corp.............................  4,650     52,824
    Union First Market Bankshares Corp...............  1,406     17,505
   #United Bankshares, Inc...........................  1,200     28,632
   *United Community Banks, Inc......................    527      5,760
    United Financial Bancorp, Inc....................    916     14,280
    United Fire & Casualty Co........................  1,400     24,010
   *United Security Bancshares.......................    330      1,036
    Unitrin, Inc.....................................  3,600    101,412
    Universal Insurance Holdings, Inc................  2,599     11,098
    Univest Corp. of Pennsylvania....................  1,000     14,870
   #Unum Group....................................... 11,300    275,607
    Validus Holdings, Ltd............................  5,459    145,155
   #Valley National Bancorp..........................  9,109    119,783
    ViewPoint Financial Group........................  2,196     28,592
   *Virginia Commerce Bancorp, Inc...................  1,540      9,810
   *Virtus Investment Partners, Inc..................    100      7,856
    Waddell & Reed Financial, Inc....................    700     25,690
    Washington Banking Co............................    887     11,504
    Washington Federal, Inc..........................  4,560     77,110
    Washington Trust Bancorp, Inc....................    900     20,502
   *Waterstone Financial, Inc........................    500      1,260
    Webster Financial Corp...........................  2,600     53,092
    Wells Fargo & Co................................. 67,637  1,889,778
    WesBanco, Inc....................................  1,800     36,990
    West Bancorporation, Inc.........................    800      7,976
   *West Coast Bancorp...............................     52        847
    Westamerica Bancorporation.......................  1,766     82,878
  #*Western Alliance Bancorp.........................  2,902     20,401
    Westwood Holdings Group, Inc.....................    200      7,536
    White Mountains Insurance Group, Ltd.............    400    168,556
   *Wilshire Bancorp, Inc............................  1,500      4,950
   #Wintrust Financial Corp..........................  2,325     79,468

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
Financials -- (Continued)
   *World Acceptance Corp...................................    900 $    57,348
   #WR Berkley Corp.........................................  5,450     167,805
    Xl Group P.L.C..........................................  8,200     168,264
   *Yadkin Valley Financial Corp............................    200         372
    Zions Bancorporation.................................... 10,043     219,942
                                                                    -----------
Total Financials............................................         35,718,077
                                                                    -----------
Health Care -- (4.2%)
   *Abaxis, Inc.............................................    500      11,860
   *ABIOMED, Inc............................................    300       4,953
   *Accuray, Inc............................................  3,080      21,252
   *Affymetrix, Inc.........................................  3,600      20,340
   *Agilent Technologies, Inc...............................  2,000      84,320
   *Albany Molecular Research, Inc..........................  1,700       8,126
   *Align Technology, Inc...................................  2,700      59,373
   *Allscripts Healthcare Solutions, Inc.................... 10,020     181,863
   *Alphatec Holdings, Inc..................................  2,900       8,468
   *American Dental Partners, Inc...........................  1,000      11,620
    AmerisourceBergen Corp..................................  1,720      65,893
   *AMN Healthcare Services, Inc............................  1,000       8,060
    Analogic Corp...........................................    700      37,653
   *AngioDynamics, Inc......................................  1,500      20,745
   *ArthroCare Corp.........................................  1,300      42,965
    Bard (C.R.), Inc........................................  1,000      98,680
    Becton Dickinson & Co...................................  1,307     109,278
   *BioClinica, Inc.........................................    600       2,808
   *Bio-Rad Laboratories, Inc. Class A......................  1,001     109,109
  #*Bio-Reference Labs, Inc.................................  1,044      20,817
   *Boston Scientific Corp.................................. 63,430     454,159
   *Bovie Medical Corp......................................    200         520
   *Bruker BioSciences Corp.................................  1,900      32,718
  #*Caliper Life Sciences, Inc..............................  2,400      19,560
   *Cambrex Corp............................................  1,300       5,733
    Cantel Medical Corp.....................................    900      22,437
    Cardinal Health, Inc....................................  3,700     161,912
   *CardioNet, Inc..........................................  1,300       6,552
   *Cardiovascular Systems, Inc.............................    500       7,475
   *CareFusion Corp.........................................  9,297     245,348
   *Catalyst Health Solutions, Inc..........................    400      26,212
  #*Cepheid, Inc............................................    674      25,450
  #*Cerner Corp.............................................  1,200      79,788
   *Charles River Laboratories International, Inc...........  1,800      71,190
   *Codexis, Inc............................................  2,200      19,800
   *CombiMatrix Corp........................................    300         972
    Computer Programs & Systems, Inc........................    197      14,460
   *CONMED Corp.............................................  1,600      41,600
   *Corvel Corp.............................................    300      13,845
  #*Covance, Inc............................................  2,400     137,400
   *Cross Country Healthcare, Inc...........................  1,188       8,209
   *CryoLife, Inc...........................................  1,450       8,366
   *Cutera, Inc.............................................    600       4,866
   *Cyberonics, Inc.........................................  1,200      32,568
   *Cynosure, Inc. Class A..................................    500       6,505
  #*Cytori Therapeutics, Inc................................    346       1,498
    DENTSPLY International, Inc.............................  4,100     155,349
   *DexCom, Inc.............................................    583       8,267
   *Digirad Corp............................................    600       1,698
   *Edwards Lifesciences Corp...............................  1,100      78,485
   *Emdeon, Inc. Class A....................................  3,750      58,125
   *Endologix, Inc..........................................  1,300      11,804
   *eResearch Technology, Inc...............................  2,600      16,562

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Health Care -- (Continued)
   *Exactech, Inc..............................................    700 $ 11,963
   *Express Scripts, Inc.......................................  2,122  115,140
  #*Genomic Health, Inc........................................    300    8,055
   *Gen-Probe, Inc.............................................  1,400   84,770
   *Greatbatch, Inc............................................  1,500   37,380
   *Haemonetics Corp...........................................  1,500   98,250
  #*Hansen Medical, Inc........................................    600    2,748
   *Harvard Bioscience, Inc....................................  1,410    7,135
   *HealthSouth Corp...........................................  2,100   51,240
   *HealthStream, Inc..........................................  1,333   18,049
   *Henry Schein, Inc..........................................  3,173  210,878
    Hill-Rom Holdings, Inc.....................................  1,324   49,372
   *HMS Holdings Corp..........................................    369   27,896
   *ICU Medical, Inc...........................................    800   33,984
  #*IDEXX Laboratories, Inc....................................    500   41,470
   *Illumina, Inc..............................................    850   53,082
   *Immucor, Inc...............................................  1,600   42,400
  #*Insulet Corp...............................................     65    1,278
   *Integra LifeSciences Holdings Corp.........................  1,800   81,126
  #*Intuitive Surgical, Inc....................................    200   80,110
    Invacare Corp..............................................  1,900   56,962
   *IRIS International, Inc....................................    700    7,238
   *Kensey Nash Corp...........................................    500   13,100
   *Kinetic Concepts, Inc......................................  3,200  214,208
   *Laboratory Corp. of America Holdings.......................    300   27,228
    Landauer, Inc..............................................    300   16,935
    LeMaitre Vascular, Inc.....................................    800    5,296
   *Life Technologies Corp.....................................  5,467  246,179
   *Luminex Corp...............................................    132    2,686
    McKesson Corp..............................................  2,600  210,912
   *MedAssets, Inc.............................................    650    8,236
   *Medco Health Solutions, Inc................................  2,300  144,624
   *Medical Action Industries, Inc.............................    700    5,334
   *Medidata Solutions, Inc....................................    434    8,867
    MEDTOX Scientific, Inc.....................................    600    9,366
    Medtronic, Inc............................................. 11,300  407,365
   #Meridian Bioscience, Inc...................................    361    7,798
   *Merit Medical Systems, Inc.................................  2,000   31,340
   *Mettler Toledo International, Inc..........................    300   46,443
   *MWI Veterinary Supply, Inc.................................    316   28,143
    National Research Corp.....................................    163    5,938
   *Natus Medical, Inc.........................................  1,686   19,440
  #*NuVasive, Inc..............................................    900   25,758
   *NxStage Medical, Inc.......................................    930   17,112
    Omnicare, Inc..............................................  7,300  222,650
   *Omnicell, Inc..............................................  1,800   30,798
   *OraSure Technologies, Inc..................................  2,000   18,400
    Owens & Minor, Inc.........................................  1,150   35,075
   *Palomar Medical Technologies, Inc..........................    900    8,928
   *Parexel International Corp.................................  2,338   47,999
    Patterson Cos., Inc........................................  3,850  118,734
   *PDI, Inc...................................................    700    5,229
    PerkinElmer, Inc...........................................  6,400  156,544
    Pharmaceutical Products Development Service, Inc...........  6,313  182,004
   *Providence Service Corp....................................    600    7,110
   *PSS World Medical, Inc.....................................  1,900   45,467
   #Quality Systems, Inc.......................................    500   45,680
    Quest Diagnostics, Inc.....................................  2,703  145,989
  #*Quidel Corp................................................    600    8,976
   *Regeneration Technologies, Inc.............................  2,800    9,212
  #*ResMed, Inc................................................    600   18,174

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Health Care -- (Continued)
   *Rochester Medical Corp...................................    500 $    4,480
   *Sirona Dental Systems, Inc...............................  2,800    141,624
   *Solta Medical, Inc.......................................  3,400      8,296
   *SonoSite, Inc............................................    588     19,204
   *Spectranetics Corp.......................................  1,700     11,781
    St. Jude Medical, Inc....................................  2,100     97,650
  #*Staar Surgical Co........................................    600      2,730
   *Stereotaxis, Inc.........................................    600      1,950
    Steris Corp..............................................  2,200     76,978
    Stryker Corp.............................................  1,300     70,642
   *SurModics, Inc...........................................  1,000     11,000
   *Symmetry Medical, Inc....................................  1,500     14,445
   *Synovis Life Technologies, Inc...........................    800     13,336
   *Team Health Holdings, Inc................................  2,100     46,221
    Techne Corp..............................................    550     41,684
    Teleflex, Inc............................................  2,500    150,575
   *Thermo Fisher Scientific, Inc............................  8,286    497,906
   *Thoratec Corp............................................  3,303    111,278
   *TranS1, Inc..............................................    850      3,927
   *Universal American Corp..................................  4,700     44,697
  #*Varian Medical Systems, Inc..............................  1,200     75,312
   *Vascular Solutions, Inc..................................  1,012     13,217
   *Waters Corp..............................................    800     70,312
   #West Pharmaceutical Services, Inc........................  2,190     96,075
   *Wright Medical Group, Inc................................  2,300     35,972
    Young Innovations, Inc...................................    400     11,592
   *Zimmer Holdings, Inc.....................................  4,000    240,080
   *Zoll Medical Corp........................................  1,200     83,592
                                                                     ----------
Total Health Care............................................         8,433,975
                                                                     ----------
Industrials -- (12.2%)
   *3D Systems Corp..........................................  1,990     42,606
    3M Co....................................................  2,705    235,714
   #A.O. Smith Corp..........................................  2,250     93,308
  #*A123 Systems, Inc........................................    200      1,026
   #AAON, Inc................................................  1,640     37,195
    AAR Corp.................................................  2,547     74,729
    ABM Industries, Inc......................................  2,300     51,750
   *Acacia Technologies Group................................  1,547     66,397
   *ACCO Brands Corp.........................................  2,500     21,425
    Aceto Corp...............................................  1,340      8,174
    Actuant Corp. Class A....................................  2,800     69,188
    Acuity Brands, Inc.......................................  1,100     53,559
   *Advisory Board Co. (The).................................    400     21,416
   *Aecom Technology Corp....................................  3,755     92,899
   *AGCO Corp................................................  3,020    143,208
  #*Air Transport Services Group, Inc........................  3,200     15,936
    Aircastle, Ltd...........................................  3,400     38,930
    Alamo Group, Inc.........................................    600     14,346
  #*Alaska Air Group, Inc....................................  2,150    131,408
    Albany International Corp................................  1,800     47,826
    Alexander & Baldwin, Inc.................................  2,600    125,346
  #*Allegiant Travel Co......................................     50      2,151
   *Allied Motion Technologies, Inc..........................    400      2,100
   *Altra Holdings, Inc......................................  1,675     37,252
   *Amerco, Inc..............................................  1,100     99,154
   *American Railcar Industries, Inc.........................  1,400     32,746
   *American Reprographics Co................................  2,700     18,441
    American Science & Engineering, Inc......................    500     40,565
   #American Woodmark Corp...................................    800     13,296
    Ameron International Corp................................    500     42,545

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
    Ametek, Inc................................................  1,850 $ 78,625
    Ampco-Pittsburgh Corp......................................    500   13,025
   *APAC Customer Services, Inc................................  1,500   12,615
   #Apogee Enterprises, Inc....................................  1,600   18,320
    Applied Industrial Technologies, Inc.......................  2,102   67,096
   *Argan, Inc.................................................    700    7,259
   #Arkansas Best Corp.........................................  1,300   31,278
   *Armstrong World Industries, Inc............................  1,479   58,420
   *Astec Industries, Inc......................................  1,400   52,528
   *Astronics Corp.............................................    700   22,323
   *Atlas Air Worldwide Holdings, Inc..........................  1,344   70,412
    Avery Dennison Corp........................................  1,965   61,996
  #*Avis Budget Group, Inc.....................................  6,800  102,748
    AZZ, Inc...................................................    800   40,024
   *Babcock & Wilcox Co. (The).................................  2,200   54,956
   #Badger Meter, Inc..........................................    700   25,543
   #Barnes Group, Inc..........................................  2,700   65,745
    Barrett Business Services, Inc.............................    400    5,968
   *BE Aerospace, Inc..........................................  3,144  125,131
   *Beacon Roofing Supply, Inc.................................  2,100   44,898
    Belden, Inc................................................  2,600   95,810
   *Blount International, Inc..................................  1,400   23,282
   *BlueLinx Holdings, Inc.....................................  2,788    6,273
    Brady Co. Class A..........................................  2,800   82,880
   *Breeze-Eastern Corp........................................    161    1,787
    Briggs & Stratton Corp.....................................  3,200   54,848
   #Brink's Co. (The)..........................................  2,000   59,680
   *Builders FirstSource, Inc..................................  2,395    5,508
    C.H. Robinson Worldwide, Inc...............................  1,300   94,003
   *CAI International, Inc.....................................  1,033   18,129
    Carlisle Cos., Inc.........................................  3,754  162,285
    Cascade Corp...............................................    600   29,994
   *Casella Waste Systems, Inc.................................  1,600   10,064
  #*CBIZ, Inc..................................................  1,200    8,952
    CDI Corp...................................................  1,000   12,960
   *CECO Environmental Corp....................................    500    3,780
   *Celadon Group, Inc.........................................  1,200   16,416
   *Cenveo, Inc................................................  1,400    8,106
   *Ceradyne, Inc..............................................    900   29,169
   *Chart Industries, Inc......................................  1,200   63,672
    Chase Corp.................................................    400    5,608
    Cintas Corp................................................  3,317  107,968
    CIRCOR International, Inc..................................  1,000   43,250
    CLAROC, Inc................................................  2,837  124,998
   *Clean Harbors, Inc.........................................  1,400   73,850
   *Colfax Corp................................................  2,229   60,339
   *Columbus McKinnon Corp.....................................  1,300   21,385
    Comfort Systems USA, Inc...................................  1,400   14,616
   *Commercial Vehicle Group, Inc..............................  1,100   11,660
   *Consolidated Graphics, Inc.................................    600   30,954
    Con-way, Inc...............................................  2,572   94,187
    Cooper Industries P.L.C....................................  1,700   88,927
   *Copart, Inc................................................    150    6,517
    Corporate Executive Board Co...............................    900   36,585
   *Corrections Corp. of America...............................  6,600  141,636
   *CoStar Group, Inc..........................................    634   37,254
    Courier Corp...............................................    600    5,766
    Covanta Holding Corp.......................................  4,902   84,707
   *Covenant Transportation Group, Inc.........................    500    2,935
   *CPI Aerostructures, Inc....................................    400    5,644
   *CRA International, Inc.....................................    600   16,128

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Industrials -- (Continued)
    Crane Co.................................................  2,000 $   92,640
    CSX Corp................................................. 22,800    560,196
    Cummins, Inc.............................................  1,100    115,368
    Curtiss-Wright Corp......................................    419     13,391
    Danaher Corp.............................................  5,760    282,874
    Deere & Co...............................................  1,500    117,765
   *Delta Air Lines, Inc.....................................  8,000     63,120
    Deluxe Corp..............................................  1,500     35,310
   *Dollar Thrifty Automotive Group, Inc.....................    100      7,204
    Donaldson Co., Inc.......................................    600     33,228
    Douglas Dynamics, Inc....................................    512      7,777
    Dover Corp...............................................  4,600    278,162
   #Dun & Bradstreet Corp. (The).............................  1,260     91,413
   *DXP Enterprises, Inc.....................................    800     21,752
   *Dycom Industries, Inc....................................  2,025     34,506
    Dynamic Materials Corp...................................    700     14,840
  #*Eagle Bulk Shipping, Inc.................................  3,100      7,316
    Eaton Corp...............................................  4,000    191,800
   *EMCOR Group, Inc.........................................  3,700    103,304
    Emerson Electric Co......................................  4,350    213,541
   #Encore Wire Corp.........................................  1,600     35,216
   *Ener1, Inc...............................................  2,400      2,064
  #*Energy Conversion Devices, Inc...........................    600        630
   *Energy Recovery, Inc.....................................  1,500      4,605
    EnergySolutions, Inc.....................................    300      1,518
   *EnerSys..................................................  2,736     87,497
    Ennis, Inc...............................................  1,300     22,802
   *EnPro Industries, Inc....................................  1,150     53,176
    Equifax, Inc.............................................  3,880    133,317
    ESCO Technologies, Inc...................................  1,125     39,015
    Expeditors International of Washington, Inc..............    930     44,380
   *Exponent, Inc............................................    800     33,448
   *Express-1 Expedited Solutions, Inc.......................  1,700      6,630
   #Fastenal Co..............................................  1,400     47,110
    Federal Signal Corp......................................  2,200     12,716
   #FedEx Corp...............................................  4,088    355,165
   *Flanders Corp............................................  1,100      3,630
   *Flow International Corp..................................  2,272      7,748
    Flowserve Corp...........................................    100      9,938
    Fluor Corp...............................................  1,400     88,942
   #Forward Air Corp.........................................  1,100     34,276
   *Franklin Covey Co........................................    800      8,960
    Franklin Electric Co., Inc...............................  1,400     61,110
   *Freightcar America, Inc..................................    500     12,340
   *Frozen Food Express Industries...........................    900      3,330
  #*FTI Consulting, Inc......................................  2,600     94,354
   *Fuel Tech, Inc...........................................  1,500      9,540
   *FuelCell Energy, Inc.....................................    500        665
   *Furmanite Corp...........................................  1,523     11,940
    G & K Services, Inc. Class A.............................  1,257     42,826
    Gardner Denver Machinery, Inc............................  2,425    206,828
    GATX Corp................................................  3,000    118,290
  #*Genco Shipping & Trading, Ltd............................  1,100      6,886
   *Generac Holdings, Inc....................................  2,193     40,680
  #*General Cable Corp.......................................  1,800     71,586
    General Electric Co...................................... 89,102  1,595,817
   *Genesee & Wyoming, Inc...................................  2,400    132,096
   *GEO Group, Inc. (The)....................................  3,740     77,792
   *Gibraltar Industries, Inc................................  1,700     17,476
   #Gorman-Rupp Co. (The)....................................  1,062     34,600
   *GP Strategies Corp.......................................  1,000     12,950

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
    Graco, Inc.................................................  1,100 $ 48,323
   *Graftech International, Ltd................................  2,100   40,446
    Graham Corp................................................    500    9,840
    Granite Construction, Inc..................................  2,400   56,112
    Great Lakes Dredge & Dock Corp.............................  3,400   20,230
   *Greenbrier Cos., Inc.......................................  1,400   28,168
   *Griffon Corp...............................................    600    5,670
   *H&E Equipment Services, Inc................................  1,900   22,800
    Hardinge, Inc..............................................    700    7,665
    Harsco Corp................................................  4,200  115,122
   *Hawaiian Holdings, Inc.....................................  1,200    5,640
    Healthcare Services Group, Inc.............................  1,513   23,739
    Heartland Express, Inc.....................................  2,600   39,832
   #HEICO Corp.................................................    968   50,588
    HEICO Corp. Class A........................................  1,408   52,096
    Heidrick & Struggles International, Inc....................    200    5,320
   *Heritage-Crystal Clean, Inc................................     57    1,142
    Herman Miller, Inc.........................................  1,000   23,010
   *Hertz Global Holdings, Inc................................. 13,000  182,910
   *Hexcel Corp................................................  4,200  100,548
   *Hill International, Inc....................................  2,600   13,962
   #HNI Corp...................................................  2,100   43,911
  #*Hoku Corp..................................................  1,300    1,924
    Honeywell International, Inc...............................  2,844  151,016
   #Horizon Lines, Inc.........................................    800      840
   #Houston Wire & Cable Co....................................  1,100   17,501
   *Hub Group, Inc. Class A....................................  1,200   42,576
    Hubbell, Inc. Class A......................................     97    5,257
    Hubbell, Inc. Class B......................................  1,800  107,046
   *Hudson Highland Group, Inc.................................  1,500    8,985
   *Hurco Cos., Inc............................................    300    8,826
   *Huron Consulting Group, Inc................................    887   28,712
   *ICF International, Inc.....................................    500   11,680
    IDEX Corp..................................................  3,141  130,289
   *IHS, Inc...................................................    500   36,845
   *II-VI, Inc.................................................  1,800   45,054
    Illinois Tool Works, Inc...................................  2,630  130,974
    Ingersoll-Rand P.L.C.......................................  2,342   87,638
  #*InnerWorkings, Inc.........................................  2,600   19,058
   *Innovative Solutions & Support, Inc........................    400    2,140
   *Insituform Technologies, Inc...............................  2,200   44,110
    Insperity, Inc.............................................  1,300   37,986
    Insteel Industries, Inc....................................    912   10,452
   *Integrated Electrical Services, Inc........................    200      662
    Interface, Inc. Class A....................................  1,785   28,596
   *Interline Brands, Inc......................................  1,400   23,422
    International Shipholding Corp.............................    300    6,177
    Intersections, Inc.........................................  1,100   21,362
   #Iron Mountain, Inc.........................................  5,855  185,194
    J.B. Hunt Transport Services, Inc..........................    900   40,716
   *Jacobs Engineering Group, Inc..............................  4,000  156,560
  #*JetBlue Airways Corp....................................... 15,723   75,313
    John Bean Technologies Corp................................    700   12,362
    Joy Global, Inc............................................    800   75,136
   *Kadant, Inc................................................    500   13,155
    Kaman Corp. Class A........................................  1,100   39,182
   *Kansas City Southern.......................................  3,367  199,831
   *KAR Auction Services, Inc..................................    900   16,002
    Kaydon Corp................................................  1,600   57,040
    KBR, Inc...................................................  1,932   68,876
   *Kelly Services, Inc. Class A...............................  1,900   29,735

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
    Kennametal, Inc............................................  3,000 $118,290
   *Key Technology, Inc........................................    200    3,248
   *Kforce, Inc................................................  1,700   23,426
    Kimball International, Inc. Class B........................  1,400    8,400
  #*Kirby Corp.................................................  3,100  180,792
    Knight Transportation, Inc.................................  2,700   42,498
    Knoll, Inc.................................................  1,300   23,725
   *Korn/Ferry International...................................  2,086   44,932
   *Kratos Defense & Security Solutions, Inc...................    545    5,925
    L.S. Starrett Co. Class A..................................    230    2,919
    Landstar System, Inc.......................................    700   31,395
    Lawson Products, Inc.......................................    400    7,468
   *Layne Christensen Co.......................................    800   23,448
    LB Foster Co. Class A......................................    600   20,850
    Lennox International, Inc..................................  1,500   55,470
    Lincoln Electric Holdings, Inc.............................  4,200  143,724
   #Lindsay Corp...............................................    607   38,423
   *LMI Aerospace, Inc.........................................    400    9,196
    LSI Industries, Inc........................................  1,200    9,984
   *Lydall, Inc................................................  1,100   13,288
   *M&F Worldwide Corp.........................................  1,000   25,060
    Manitowoc Co., Inc. (The)..................................  2,400   33,576
    Manpower, Inc..............................................  2,477  125,138
    Marten Transport, Ltd......................................  1,300   26,741
   #Masco Corp.................................................  9,531  100,552
   *MasTec, Inc................................................  4,546   94,920
    McGrath Rentcorp...........................................  1,466   38,160
   *Meritor, Inc...............................................  1,477   19,940
   *Metalico, Inc..............................................  2,369   12,982
    Met-Pro Corp...............................................    800    8,432
   *MFRI, Inc..................................................    300    2,784
   *Michael Baker Corp.........................................    552   11,515
   *Middleby Corp..............................................  1,000   84,480
    Miller Industries, Inc.....................................    800   13,104
   #Mine Safety Appliances Co..................................  2,200   75,064
   *Mistras Group, Inc.........................................  1,700   29,002
  #*Mobile Mini, Inc...........................................  2,300   48,553
   *Moog, Inc..................................................  1,825   74,734
    MSC Industrial Direct Co., Inc. Class A....................    500   30,890
    Mueller Industries, Inc....................................  2,100   78,813
    Mueller Water Products, Inc................................  8,800   28,776
    Multi-Color Corp...........................................    700   18,851
   *MYR Group, Inc.............................................  1,104   26,816
    NACCO Industries, Inc. Class A.............................    300   27,264
   *Navigant Consulting, Inc...................................  2,051   24,140
   *Navistar International Corp................................    700   35,917
   *NN, Inc....................................................  1,000   11,780
    Nordson Corp...............................................  1,200   61,236
    Norfolk Southern Corp......................................  7,000  529,900
   *Northwest Pipe Co..........................................    500   15,025
   *Ocean Power Technologies, Inc..............................    500    1,645
   *Old Dominion Freight Line, Inc.............................    300   11,115
   *On Assignment, Inc.........................................  2,065   21,063
   *Orion Energy Systems, Inc..................................    900    3,303
   *Orion Marine Group, Inc....................................    500    4,345
   *Owens Corning, Inc.........................................  5,000  177,900
   *P.A.M. Transportation Services, Inc........................    500    4,850
    PACCAR, Inc................................................  2,000   85,620
  #*Pacer International, Inc...................................  1,500    8,010
    Pall Corp..................................................    300   14,874
    Parker Hannifin Corp.......................................  1,875  148,162

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
   *Park-Ohio Holdings Corp....................................    400 $  7,604
    Pentair, Inc...............................................  3,933  144,774
   *PGT, Inc...................................................  2,600    4,836
   *Pike Electric Corp.........................................    396    3,481
   *Pinnacle Airlines Corp.....................................    800    3,192
   #Pitney Bowes, Inc..........................................  1,100   23,705
  #*PMFG, Inc..................................................    999   18,751
   *Polypore International, Inc................................    800   54,400
   *Powell Industries, Inc.....................................    600   23,124
   *PowerSecure International, Inc.............................    800    5,480
    Precision Castparts Corp...................................    800  129,104
    Preformed Line Products Co.................................    278   17,336
    Primoris Services Corp.....................................    900   10,980
   *Quality Distribution, Inc..................................    889   10,224
    Quanex Building Products Corp..............................  2,209   34,615
   *Quanta Services, Inc.......................................  3,656   67,709
   #R. R. Donnelley & Sons Co.................................. 11,364  213,757
   *RailAmerica, Inc...........................................  3,200   47,616
    Raven Industries, Inc......................................    500   26,415
   *RBC Bearings, Inc..........................................  1,500   56,955
    Regal-Beloit Corp..........................................  2,331  141,329
    Republic Services, Inc.....................................  7,100  206,113
    Resources Connection, Inc..................................  2,700   35,154
    Robbins & Myers, Inc.......................................  2,175  104,922
    Robert Half International, Inc.............................    600   16,428
    Rockwell Automation, Inc...................................    900   64,584
    Rollins, Inc...............................................  2,400   45,816
    Roper Industries, Inc......................................  3,140  256,318
  #*RSC Holdings, Inc..........................................    600    7,164
   *Rush Enterprises, Inc. Class A.............................  1,800   35,982
    Ryder System, Inc..........................................  2,800  157,696
   *Saia, Inc..................................................  1,100   16,577
   *Sauer-Danfoss, Inc.........................................    700   33,250
    Schawk, Inc................................................    200    3,158
  #*School Specialty, Inc......................................    485    5,830
   *SFN Group, Inc.............................................  3,000   41,760
   *Shaw Group, Inc............................................  5,050  130,694
    SIFCO Industries, Inc......................................    100    1,825
    Simpson Manufacturing Co., Inc.............................  2,700   76,410
    SkyWest, Inc...............................................  2,800   36,008
   *SL Industries, Inc.........................................     61    1,486
    Snap-on, Inc...............................................  3,029  172,229
    Southwest Airlines Co...................................... 21,066  209,817
   *Sparton Corp...............................................    400    3,692
   *Spirit Aerosystems Holdings, Inc...........................  5,724  117,285
    SPX Corp...................................................  3,100  233,244
   *Standard Parking Corp......................................    400    6,656
   #Standard Register Co.......................................  1,100    3,300
    Standex International Corp.................................    800   25,752
    Stanley Black & Decker, Inc................................  5,247  345,095
   #Steelcase, Inc. Class A....................................  4,836   48,021
  #*Stericycle, Inc............................................    600   49,272
   *Sterling Construction Co., Inc.............................    459    5,875
    Sun Hydraulics, Inc........................................    750   21,382
   *SunPower Corp. Class B.....................................    137    2,077
   *SYKES Enterprises, Inc.....................................  2,405   46,416
   *Sypris Solutions, Inc......................................    600    2,184
    TAL International Group, Inc...............................  1,900   58,786
   *Taser International, Inc...................................  2,000    8,220
   *Team, Inc..................................................  1,200   32,100
   *Tecumseh Products Co. Class A..............................    610    6,234

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
Industrials -- (Continued)
    Tennant Co..............................................    800 $    34,248
   *Terex Corp..............................................  2,300      51,083
   *Tetra Tech, Inc.........................................    500      11,000
    Textainer Group Holdings, Ltd...........................  2,935      76,163
   *Thomas & Betts Corp.....................................  3,193     155,755
    Timken Co...............................................  2,597     113,411
   #Titan International, Inc................................  1,592      40,230
   *Titan Machinery, Inc....................................  1,100      29,051
    Toro Co.................................................    605      32,567
    Towers Watson & Co......................................  1,400      85,610
   *Trailer Bridge, Inc.....................................    400         560
   *TransDigm Group, Inc....................................    320      28,822
   *TRC Cos., Inc...........................................    600       3,348
   *Trex Co., Inc...........................................    400       8,432
   *TriMas Corp.............................................  1,700      40,749
   #Trinity Industries, Inc.................................  4,739     141,175
   #Triumph Group, Inc......................................  2,800     150,752
   *TrueBlue, Inc...........................................  2,700      40,527
    Tutor Perini Corp.......................................  1,900      29,982
    Twin Disc, Inc..........................................    700      26,600
   #Tyco International, Ltd.................................  9,502     420,844
   *Ultralife Corp..........................................    900       4,230
    UniFirst Corp...........................................    900      49,365
    Union Pacific Corp......................................  9,554     979,094
   *United Continental Holdings, Inc........................  2,345      42,491
    United Parcel Service, Inc..............................  2,700     186,894
  #*United Rentals, Inc.....................................  1,632      37,552
    United Stationers, Inc..................................  2,600      83,434
    United Technologies Corp................................  5,377     445,431
    Universal Forest Products, Inc..........................  1,100      32,417
   *Universal Truckload Services, Inc.......................    800      12,720
   *URS Corp................................................  5,021     205,007
  #*US Airways Group, Inc...................................  5,600      34,944
    US Ecology, Inc.........................................    910      15,370
   *USA Truck, Inc..........................................    505       5,717
  #*USG Corp................................................  4,900      55,762
    UTi Worldwide, Inc......................................  5,411      87,496
    Valmont Industries, Inc.................................  1,500     146,025
   *Verisk Analytics, Inc. Class A..........................    529      17,616
    Viad Corp...............................................  1,000      20,730
    Vicor Corp..............................................  1,600      22,512
   *Volt Information Sciences, Inc..........................  1,000       9,100
   #W.W. Grainger, Inc......................................    383      56,826
    Wabtec Corp.............................................  2,250     145,170
   #Waste Connections, Inc..................................  3,111     100,299
   #Waste Management, Inc...................................  4,640     146,114
    Watsco, Inc. Class A....................................  1,473      87,172
    Watsco, Inc. Class B....................................    200      11,889
    Watts Water Technologies, Inc...........................  1,941      65,082
   *WCA Waste Corp..........................................    500       2,845
   #Werner Enterprises, Inc.................................  4,200      98,910
   *WESCO International, Inc................................  2,678     135,748
   *Willis Lease Finance Corp...............................    100       1,330
    Woodward, Inc...........................................  3,125     107,812
                                                                    -----------
Total Industrials...........................................         24,877,403
                                                                    -----------
Information Technology -- (13.7%)
   *Accelrys, Inc...........................................    873       6,347
   *Accenture P.L.C. Class A................................  1,500      88,710
   *ACI Worldwide, Inc......................................  1,300      47,008
   *Acme Packet, Inc........................................  1,400      82,488

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Information Technology -- (Continued)
   *Acorn Energy, Inc........................................    500 $    2,420
    Activision Blizzard, Inc................................. 10,000    118,400
   *Actuate Corp.............................................  2,400     14,568
   *Acxiom Corp..............................................  4,236     58,203
   *Adept Technology, Inc....................................    100        404
   *Adobe Systems, Inc.......................................  5,350    148,302
   *ADPT Corp................................................  4,937     14,663
    Adtran, Inc..............................................  1,300     43,017
   *Advanced Analogic Technologies, Inc......................  2,100     12,705
   *Advanced Energy Industries, Inc..........................  2,500     26,525
  #*Advanced Micro Devices, Inc..............................  5,500     40,370
  #*Advent Software, Inc.....................................  1,300     30,199
   *Agilysys, Inc............................................  1,500     14,355
   *Akamai Technologies, Inc.................................  1,500     36,330
  #*Alliance Data Systems Corp...............................    400     39,336
    Altera Corp..............................................  1,100     44,968
   *Amdocs, Ltd..............................................  5,900    186,027
    American Software, Inc. Class A..........................  1,150      9,844
   *Amkor Technology, Inc....................................  4,200     22,386
    Amphenol Corp............................................  1,300     63,557
  #*Amtech Systems, Inc......................................    400      7,180
   *Anadigics, Inc...........................................  4,000     12,560
    Analog Devices, Inc......................................    900     30,960
   *Anaren, Inc..............................................    499      9,985
  #*Ancestry.com, Inc........................................  1,400     49,854
    Anixter International, Inc...............................  2,100    131,082
   *ANSYS, Inc...............................................    900     45,540
  #*AOL, Inc.................................................  6,370    109,437
   *Apple, Inc...............................................  3,451  1,347,546
    Applied Materials, Inc................................... 14,825    182,644
   *Applied Micro Circuits Corp..............................  3,172     20,015
   *Ariba, Inc...............................................  4,600    152,122
   *Arris Group, Inc.........................................  5,800     69,600
   *Arrow Electronics, Inc...................................  4,500    156,375
  #*Aruba Networks, Inc......................................  2,200     50,490
  #*AsiaInfo-Linkage, Inc....................................  2,500     38,200
   *Aspen Technology, Inc....................................     78      1,209
   *Atmel Corp............................................... 11,600    140,360
   *ATMI, Inc................................................  1,650     30,772
   *AuthenTec, Inc...........................................  1,700      4,420
   *Autodesk, Inc............................................  1,800     61,920
    Automatic Data Processing, Inc...........................  1,700     87,533
   *Aviat Networks, Inc......................................  3,638     14,079
   *Avid Technology, Inc.....................................  2,200     28,798
   *Avnet, Inc...............................................  4,331    126,898
    AVX Corp.................................................  6,101     84,926
   *AXT, Inc.................................................  1,600     13,968
    Bel Fuse, Inc. Class B...................................    400      7,608
   *Benchmark Electronics, Inc...............................  3,500     51,275
   *BigBand Networks, Inc....................................  3,400      6,630
    Black Box Corp...........................................  1,000     28,490
   #Blackbaud, Inc...........................................    900     22,860
   *Blue Coat Systems, Inc...................................  1,200     24,180
   *BMC Software, Inc........................................  1,350     58,347
   *Bottomline Technologies, Inc.............................  1,900     44,251
   *Brightpoint, Inc.........................................  4,500     40,905
   *Broadcom Corp............................................  1,745     64,687
    Broadridge Financial Solutions, Inc......................  4,200     96,852
   *Brocade Communications Systems, Inc......................  9,382     51,413
   *Brooks Automation, Inc...................................  3,238     30,793
   *BSQUARE Corp.............................................    500      3,120

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (Continued)
   *BTU International, Inc.....................................    400 $  2,868
    CA, Inc....................................................  3,500   78,050
  #*Cabot Microelectronics Corp................................  1,321   51,109
   *CACI International, Inc....................................  1,700  100,436
  #*Cadence Design Systems, Inc................................  3,600   37,188
   *CalAmp Corp................................................    800    3,016
   *Calix, Inc.................................................  1,392   25,529
  #*Callidus Software, Inc.....................................  1,300    6,682
   *Cardtronics, Inc...........................................  1,100   25,278
   *Cascade Microtech, Inc.....................................    700    3,752
    Cass Information Systems, Inc..............................    534   20,046
   *Cavium, Inc................................................     57    1,966
   *CEVA, Inc..................................................  1,230   37,171
   *Checkpoint Systems, Inc....................................  2,300   36,110
   *Ciber, Inc.................................................  3,700   18,574
  #*Cirrus Logic, Inc..........................................  2,000   30,360
    Cisco Sytems, Inc.......................................... 18,300  292,251
   *Citrix Systems, Inc........................................    900   64,836
   *Clearfield, Inc............................................    600    4,830
    Cognex Corp................................................  1,400   47,530
   *Cognizant Technology Solutions Corp........................  1,100   76,857
   *Coherent, Inc..............................................  1,388   66,666
    Cohu, Inc..................................................  1,100   13,772
    Communications Systems, Inc................................    400    7,152
   *CommVault Systems, Inc.....................................  1,000   38,720
    Computer Sciences Corp.....................................  2,660   93,845
   *Computer Task Group, Inc...................................  1,200   15,468
   *Compuware Corp............................................. 10,369  100,165
   *comScore, Inc..............................................    743   16,205
   *Comverge, Inc..............................................    500    1,590
  #*Concur Technologies, Inc...................................    900   40,896
   *Concurrent Computer Corp...................................    100      644
  #*Constant Contact, Inc......................................     57    1,079
   *Convergys Corp.............................................  7,200   89,568
   *Convio, Inc................................................  1,000   10,160
   *CoreLogic, Inc.............................................  3,058   48,255
    Corning, Inc............................................... 33,300  529,803
   *Cray, Inc..................................................  1,500    9,060
  #*Cree, Inc..................................................  1,200   39,432
    Crexendo, Inc..............................................    100      353
   *CSG Systems International, Inc.............................  1,300   23,088
    CTC Media, Inc.............................................  2,239   47,153
    CTS Corp...................................................    893    8,778
   *Cymer, Inc.................................................  1,800   79,254
   *Cypress Semiconductor Corp.................................  2,400   49,392
    Daktronics, Inc............................................  2,500   24,825
   *Datalink Corp..............................................    700    7,238
    DDi Corp...................................................  1,300   10,699
   *DealerTrack Holdings, Inc..................................  1,500   34,785
   *Dell, Inc.................................................. 10,802  175,424
   *Deltek, Inc................................................  1,382    9,895
  #*DG FastChannel, Inc........................................  1,500   42,390
   *Dice Holdings, Inc.........................................  2,600   35,854
   *Diebold, Inc...............................................  4,100  123,984
   *Digi International, Inc....................................  1,600   22,864
   *Digital River, Inc.........................................  1,700   43,350
   *Diodes, Inc................................................  1,500   35,325
  #*Dolby Laboratories, Inc....................................    250   10,590
   *Dot Hill Systems Corp......................................  3,000    6,780
   *DSP Group, Inc.............................................  1,600   12,144
    DST Systems, Inc...........................................  1,800   92,142

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (Continued)
   *DTS, Inc...................................................    400 $ 13,888
   *Dynamics Research Corp.....................................    600    7,254
    Earthlink, Inc.............................................  4,100   32,964
   *eBay, Inc.................................................. 13,200  432,300
  #*Ebix, Inc..................................................  1,700   33,473
   *Echelon Corp...............................................  1,300   10,777
  #*Echo Global Logistics, Inc.................................  1,358   20,316
   *EchoStar Corp..............................................  2,256   75,486
    Electro Rent Corp..........................................  1,300   21,008
   *Electro Scientific Industries, Inc.........................  1,629   31,293
   *Electronic Arts, Inc.......................................  6,650  147,962
   *Electronics for Imaging, Inc...............................  2,922   50,288
   *EMC Corp................................................... 18,650  486,392
   *EMCORE Corp................................................  3,800    9,956
   *EMS Technologies, Inc......................................    105    3,452
   *Emulex Corp................................................  4,300   36,335
   *Entegris, Inc..............................................  4,500   38,565
  #*Entropic Communications, Inc...............................  1,253    8,370
    EPIQ Systems, Inc..........................................  2,100   27,132
   *ePlus, Inc.................................................    500   13,265
   *Equinix, Inc...............................................    297   31,028
   *Euronet Worldwide, Inc.....................................  2,600   44,616
   *Exar Corp..................................................  2,200   14,542
   *ExlService Holdings, Inc...................................  1,752   40,892
   *Extreme Networks...........................................  5,200   17,628
   *F5 Networks, Inc...........................................    800   74,784
   #FactSet Research Systems, Inc..............................    400   36,836
    Fair Isaac Corp............................................  1,900   56,525
   *Fairchild Semiconductor International, Inc.................  7,300  109,573
   *FalconStor Software, Inc...................................  2,300    9,890
   *Faro Technologies, Inc.....................................    900   36,684
   *FEI Co.....................................................  2,600   85,904
    Fidelity National Information Services, Inc................  7,111  213,472
  #*Finisar Corp...............................................  2,100   35,784
  #*First Solar, Inc...........................................  1,002  118,466
   *Fiserv, Inc................................................  4,416  266,550
   *FormFactor, Inc............................................  2,984   27,423
    Forrester Research, Inc....................................  1,300   41,080
   *Fortinet, Inc..............................................  2,600   52,832
   *Frequency Electronics, Inc.................................    400    4,188
   *FSI International, Inc.....................................  1,863    5,272
   *Gartner Group, Inc.........................................  1,400   51,674
   *Gerber Scientific, Inc.....................................  1,200   13,224
    Global Payments, Inc.......................................  1,600   75,856
   *Globecomm Systems, Inc.....................................  1,206   16,836
   *Google, Inc................................................    810  488,989
   *GSI Technology, Inc........................................  1,600   10,272
  #*GT Solar International, Inc................................  2,500   34,100
   *Guidance Software, Inc.....................................    500    3,760
   *Hackett Group, Inc.........................................  2,400   10,488
   *Harmonic, Inc..............................................  6,600   35,838
    Heartland Payment Systems, Inc.............................  1,158   24,364
    Hewlett-Packard Co......................................... 17,500  615,300
   *Hittite Microwave Corp.....................................    900   50,391
   *Hutchinson Technology, Inc.................................    800    2,504
   *Hypercom Corp..............................................  1,050    8,516
   *IAC/InterActiveCorp........................................  5,300  219,367
  #*Identive Group, Inc........................................  1,300    2,756
   *IEC Electronics Corp.......................................    450    2,844
    iGATE Corp.................................................    900   13,491
   *iGo, Inc...................................................  1,600    2,816

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (Continued)
   *Ikanos Communications, Inc.................................    390 $    491
   *Imation Corp...............................................  1,900   15,808
   *Immersion Corp.............................................  1,700   15,555
   *Infinera Corp..............................................  4,900   31,507
   *Informatica Corp...........................................    500   25,565
   *InfoSpace, Inc.............................................    800    7,624
   *Ingram Micro, Inc. Class A.................................  7,850  145,618
   *Innodata Isogen, Inc.......................................    300      927
   *Insight Enterprises, Inc...................................  2,800   47,124
   *Integrated Device Technology, Inc..........................  6,451   44,125
   *Integrated Silicon Solution, Inc...........................  1,478   13,139
    Intel Corp................................................. 35,900  801,647
   *Intellicheck Mobilisa, Inc.................................  1,100    1,364
   *Interactive Intelligence Group.............................    300   11,403
    InterDigital, Inc..........................................    397   27,095
   *Intermec, Inc..............................................  3,000   32,340
   *Internap Network Services Corp.............................  3,400   21,148
    International Business Machines Corp.......................  4,100  745,585
   *International Rectifier Corp...............................  3,559   91,431
    Intersil Corp. Class A.....................................  7,300   87,965
   *Intevac, Inc...............................................  1,100   10,010
   *Intuit, Inc................................................  1,000   46,700
   *iPass, Inc.................................................  2,100    3,570
   *IPG Photonics Corp.........................................  2,100  126,399
   *Itron, Inc.................................................  1,500   64,560
   *Ixia.......................................................  2,873   28,730
   *IXYS Corp..................................................  1,828   24,934
  #*j2 Global Communications, Inc..............................  2,200   58,828
    Jabil Circuit, Inc.........................................  7,600  139,156
    Jack Henry & Associates, Inc...............................  1,800   52,110
   *JDA Software Group, Inc....................................  1,128   31,539
   *JDS Uniphase Corp..........................................  8,700  114,405
   *Juniper Networks, Inc......................................  5,700  133,323
   *Kenexa Corp................................................  1,272   32,525
    Keynote Systems, Inc.......................................    878   21,028
  #*KIT Digital, Inc...........................................  1,286   14,982
    KLA-Tencor Corp............................................  5,139  204,635
   *Kulicke & Soffa Industries, Inc............................  4,300   39,560
   *KVH Industries, Inc........................................    700    6,699
   *Lam Research Corp..........................................  2,461  100,606
   *Lattice Semiconductor Corp.................................  7,554   46,835
   *LeCroy Corp................................................    600    6,102
    Lender Processing Services, Inc............................    550   10,356
   *Lexmark International, Inc.................................  1,390   46,662
   *Limelight Networks, Inc....................................  5,487   22,606
    Linear Technology Corp.....................................  1,800   52,740
   *Lionbridge Technologies, Inc...............................    178      578
   *Liquidity Services, Inc....................................  1,727   41,759
    Littlefuse, Inc............................................  1,445   73,825
   *LoJack Corp................................................  1,205    4,832
   *LoopNet, Inc...............................................  1,800   32,976
   *Loral Space & Communications, Inc..........................    970   63,322
   *LSI Corp...................................................  8,600   63,296
   *LTX-Credence Corp..........................................  2,900   20,851
   *Magma Design Automation, Inc...............................  1,800   13,392
   *Manhattan Associates, Inc..................................  1,000   37,300
    Marchex, Inc...............................................  1,400   12,138
   *Marvell Technology Group, Ltd..............................  4,700   69,654
    MasterCard, Inc. Class A...................................    100   30,325
   *Mattersight Corp...........................................    100      733
   *Mattson Technology, Inc....................................  2,200    3,828

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (Continued)
    Maxim Integrated Products, Inc.............................  6,465 $148,436
    Maximus, Inc...............................................  1,600   61,808
   *Maxwell Technologies, Inc..................................    334    5,635
   *Measurement Specialties, Inc...............................    900   29,394
   *MEMC Electronic Materials, Inc............................. 12,600   93,492
   *MEMSIC, Inc................................................  1,034    3,102
   *Mentor Graphics Corp.......................................  6,600   75,438
    Mesa Laboratories, Inc.....................................    100    3,374
    Methode Electronics, Inc...................................  2,200   23,276
    Micrel, Inc................................................  3,000   30,450
   #Microchip Technology, Inc..................................  1,400   47,250
   *Micron Technology, Inc..................................... 32,400  238,788
   *MICROS Systems, Inc........................................  1,144   56,022
   *Microsemi Corp.............................................  3,700   73,445
    Microsoft Corp............................................. 13,916  381,298
   *MicroStrategy, Inc.........................................    200   31,874
   *Mindspeed Technologies, Inc................................  2,100   14,301
   *MIPS Technologies, Inc.....................................  1,300    9,334
    MKS Instruments, Inc.......................................  2,105   52,520
    Mocon, Inc.................................................    200    3,378
    ModusLink Global Solutions, Inc............................  2,008    8,414
    Molex, Inc. Class A........................................  3,453   68,197
   *MoneyGram International, Inc...............................  7,600   25,536
   *Monolithic Power Systems, Inc..............................  1,208   16,296
   *Monotype Imaging Holdings, Inc.............................  2,130   29,181
  #*Monster Worldwide, Inc.....................................  5,745   67,446
  #*MoSys, Inc.................................................  2,000   10,660
   *Motorola Mobility Holdings, Inc............................  2,500   55,950
   *Motorola Solutions, Inc....................................  5,440  244,202
    MTS Systems Corp...........................................    900   35,469
   *Multi-Fineline Electronix, Inc.............................  1,000   20,310
   *Nanometrics, Inc...........................................  1,360   22,970
    National Instruments Corp..................................  2,856   73,799
    National Semiconductor Corp................................  4,250  105,060
   *NCI, Inc. Class A..........................................    397    8,528
   *NCR Corp...................................................    900   17,955
   *NetApp, Inc................................................    300   14,256
   *NETGEAR, Inc...............................................  2,200   72,402
   *NetList, Inc...............................................    900    1,548
   *NetLogic Microsystems, Inc.................................    806   27,847
   *NetScout Systems, Inc......................................  2,100   32,025
   *NetSuite, Inc..............................................    550   21,566
   *Network Equipment Technologies, Inc........................  1,600    4,144
   *NeuStar, Inc...............................................  3,700   96,348
   *Newport Corp...............................................    300    4,662
    NIC, Inc...................................................  1,550   19,794
   *Novatel Wireless, Inc......................................  1,800    9,234
  #*Novellus Systems, Inc......................................  4,600  142,784
  #*Nuance Communications, Inc.................................  7,000  140,070
   *NumereX Corp. Class A......................................    800    5,808
   *Nvidia Corp................................................  4,400   60,852
  #*Oclaro, Inc................................................  1,840    8,648
   *OmniVision Technologies, Inc...............................  2,680   78,363
   *ON Semiconductor Corp......................................  3,380   29,372
   *Online Resources Corp......................................  1,500    5,340
   *Openwave Systems, Inc......................................  3,900    8,775
   *Oplink Communications, Inc.................................  1,100   18,568
    OPNET Technologies, Inc....................................  1,300   44,603
   *Opnext, Inc................................................  1,600    3,024
    Oracle Corp................................................ 19,757  604,169
   *Orbcomm, Inc...............................................  1,950    5,792

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (Continued)
   *OSI Systems, Inc...........................................  1,000 $ 41,290
   *Parametric Technology Corp.................................  2,800   58,212
    Park Electrochemical Corp..................................  1,200   31,392
    Paychex, Inc...............................................  2,900   81,867
   *PC Connection, Inc.........................................  1,700   13,294
   *PC Mall, Inc...............................................    700    5,530
   *PC-Tel, Inc................................................    700    4,550
   *PDF Solutions, Inc.........................................  1,700   10,200
   *Perceptron, Inc............................................    300    1,941
   *Perficient, Inc............................................  1,600   16,016
   *Pericom Semiconductor Corp.................................  1,300   10,634
   *Pervasive Software, Inc....................................    800    5,872
   *Photronics, Inc............................................  3,100   23,188
   *Planar Systems, Inc........................................    900    2,853
    Plantronics, Inc...........................................  1,400   47,950
   *Plexus Corp................................................    600   17,706
  #*PLX Technology, Inc........................................  2,600    8,866
   *PMC-Sierra, Inc............................................  4,900   34,251
   *Polycom, Inc...............................................  4,200  113,526
    Power Integrations, Inc....................................    700   24,843
  #*Power-One, Inc.............................................  2,951   21,277
   *Presstek, Inc..............................................    800    1,456
   *PRGX Global, Inc...........................................  1,500    9,780
   *Progress Software Corp.....................................  4,100   98,810
   *PROS Holdings, Inc.........................................    933   15,227
    Pulse Electronics Corp.....................................  1,100    4,598
    QAD, Inc. Class A..........................................    642    6,934
    QAD, Inc. Class B..........................................    160    1,541
   *QLogic Corp................................................  2,400   36,408
    QUALCOMM, Inc..............................................  6,708  367,464
   *Quantum Corp...............................................  9,000   23,670
   *Quest Software, Inc........................................  4,400   83,512
   *QuinStreet, Inc............................................    212    2,648
   *Rackspace Hosting, Inc.....................................    100    4,000
   *Radiant Systems, Inc.......................................  1,300   36,647
   *RadiSys Corp...............................................  1,330   10,560
   *Ramtron International Corp.................................  1,300    2,860
   *RealNetworks, Inc..........................................  7,229   24,434
   *Red Hat, Inc...............................................  1,800   75,744
   *Reis, Inc..................................................    600    6,360
    Renaissance Learning, Inc..................................    700    8,995
   *RF Micro Devices, Inc...................................... 14,695   99,191
    Richardson Electronics, Ltd................................    900   13,347
   *RightNow Technologies, Inc.................................    588   19,957
    Rimage Corp................................................    500    7,410
   *Riverbed Technology, Inc...................................  2,600   74,438
   *Rofin-Sinar Technologies, Inc..............................  1,391   43,650
   *Rogers Corp................................................    900   43,632
   *Rovi Corp..................................................  2,778  147,151
  #*Rubicon Technology, Inc....................................  1,486   21,874
   *Rudolph Technologies, Inc..................................  2,000   17,180
   *S1 Corp....................................................  2,700   25,380
   *Saba Software, Inc.........................................  1,400   10,864
   *SAIC, Inc.................................................. 11,700  187,551
  #*Salesforce.com, Inc........................................    500   72,355
   *Sandisk Corp...............................................  5,400  229,662
   *Sanmina-SCI Corp...........................................  1,100   12,540
   *Sapient Corp...............................................  4,000   55,680
   *ScanSource, Inc............................................  1,500   55,425
   *SeaChange International, Inc...............................  2,000   19,120
    Seagate Technology......................................... 14,300  198,627

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (Continued)
   *Semtech Corp...............................................  2,500 $ 58,250
   *ShoreTel, Inc..............................................  2,000   17,040
   *Sigma Designs, Inc.........................................  1,800   15,390
   *Silicon Graphics International Corp........................  1,400   19,978
   *Silicon Image, Inc.........................................  3,000   17,190
   *Silicon Laboratories, Inc..................................    800   28,328
   *Skyworks Solutions, Inc....................................  5,200  131,612
   *Smart Modular Technologies (WWH), Inc......................  3,400   30,600
   *Smith Micro Software, Inc..................................  2,100    7,476
   *SolarWinds, Inc............................................  1,900   40,869
    Solera Holdings, Inc.......................................  1,400   78,232
   *Sonus Networks, Inc........................................ 10,183   30,142
  #*Sourcefire, Inc............................................    500   12,290
   *Spansion, Inc. Class A.....................................  3,500   63,630
   *Spire Corp.................................................    400      800
   *SRS Labs, Inc..............................................    700    6,195
   *SS&C Technologies Holdings, Inc............................  1,250   23,150
    Stamps.com, Inc............................................    700   11,725
   *Standard Microsystems Corp.................................  1,200   28,392
   *StarTek, Inc...............................................    700    2,520
   *STEC, Inc..................................................  3,500   35,595
   *Stratasys, Inc.............................................    400   10,200
   *SuccessFactors, Inc........................................  1,497   40,419
  #*SunPower Corp. Class A.....................................     67    1,315
   *Super Micro Computer, Inc..................................  1,060   14,935
   *Supertex, Inc..............................................    628   12,171
   *Support.com, Inc...........................................  2,850    9,177
   *Sycamore Networks, Inc.....................................  1,724   33,963
   *Symantec Corp..............................................  8,100  154,386
   *Symmetricom, Inc...........................................  2,339   13,262
  #*Synaptics, Inc.............................................  2,100   51,597
   *SYNNEX Corp................................................  2,400   67,968
   *Synopsys, Inc..............................................  7,194  172,440
    Syntel, Inc................................................  1,200   65,964
   *Taleo Corp.................................................    353   11,684
    TE Connectivity, Ltd.......................................  3,400  117,062
   *Tech Data Corp.............................................  2,950  137,676
   *TechTarget, Inc............................................  1,712   11,351
   *Tekelec....................................................  2,200   17,270
   *TeleCommunication Systems, Inc.............................  2,300   11,684
   *TeleTech Holdings, Inc.....................................  3,600   71,244
    Tellabs, Inc...............................................  3,300   13,662
    Telular Corp...............................................    500    3,190
   *Teradata Corp..............................................  1,350   74,196
  #*Teradyne, Inc..............................................  7,389   99,678
    Tessco Technologies, Inc...................................    300    4,455
   *Tessera Technologies, Inc..................................  1,300   20,423
    Texas Instruments, Inc.....................................  7,100  211,225
    TheStreet, Inc.............................................  1,500    4,260
  #*THQ, Inc...................................................  3,100    8,262
   *TIBCO Software, Inc........................................  5,404  140,720
   *TNS, Inc...................................................    734   12,405
    Total System Services, Inc.................................  5,460  101,611
   *Transact Technologies, Inc.................................    400    4,644
   *Trident Microsystems, Inc..................................  1,500      975
   *Trimble Navigation, Ltd....................................    900   32,022
   *Triquint Semiconductor, Inc................................  5,900   44,368
   *TTM Technologies, Inc......................................  2,400   33,240
   *Tyler Technologies, Inc....................................    600   15,294
   *Ultimate Software Group, Inc...............................     77    4,187
   *Ultra Clean Holdings, Inc..................................  1,300    9,022

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
Information Technology -- (Continued)
   *Ultratech, Inc..........................................  1,400 $    36,890
   *Unisys Corp.............................................  1,610      33,440
    United Online, Inc......................................  4,000      23,880
  #*Universal Display Corp..................................    359      10,738
   *USA Technologies, Inc...................................    300         606
  #*ValueClick, Inc.........................................  4,622      83,473
   *Varian Semiconductor Equipment Associates, Inc..........  1,300      78,962
  #*Veeco Instruments, Inc..................................  1,900      75,601
   *VeriFone Systems, Inc...................................  1,500      59,055
    VeriSign, Inc...........................................  1,200      37,452
   *Viasystems Group, Inc...................................    804      18,042
   *Virnetx Holding Corp....................................  1,600      48,656
   *Virtusa Corp............................................  1,600      31,456
    Visa, Inc............................................... 10,550     902,447
  #*Vishay Intertechnology, Inc.............................  4,900      67,473
  #*Vishay Precision Group, Inc.............................    207       3,529
   *VistaPrint N.V..........................................    800      21,360
   *VMware, Inc. Class A....................................    400      40,136
   *Vocus, Inc..............................................    550      15,714
   *Volterra Semiconductor Corp.............................  1,519      39,145
    Wayside Technology Group, Inc...........................    200       2,264
   *Web.com Group, Inc......................................  1,400      12,166
  #*WebMD Health Corp.......................................    460      16,215
   *Websense, Inc...........................................    849      19,255
   *Westell Technologies, Inc...............................  2,172       6,190
   *Western Digital Corp....................................  3,832     132,051
    Western Union Co. (The).................................  2,200      42,702
   *Wright Express Corp.....................................  1,956      96,235
    Xerox Corp.............................................. 17,194     160,420
    Xilinx, Inc.............................................  1,900      60,990
   *XO Group, Inc...........................................  2,100      19,635
   *X-Rite, Inc.............................................  5,180      25,175
   *Yahoo!, Inc............................................. 22,517     294,973
   *Zebra Technologies Corp. Class A........................  1,700      68,000
   *Zix Corp................................................  1,800       6,912
   *Zoran Corp..............................................  2,500      20,750
   *Zygo Corp...............................................  1,100      13,200
                                                                    -----------
Total Information Technology................................         27,810,664
                                                                    -----------
Materials -- (5.4%)
    A. Schulman, Inc........................................  1,700      37,655
   *A.M. Castle & Co........................................  1,500      26,040
   *AEP Industries, Inc.....................................    400      10,832
    Air Products & Chemicals, Inc...........................  2,100     186,333
    Airgas, Inc.............................................  1,607     110,401
   #AK Steel Holding Corp...................................  5,900      71,685
    Albemarle Corp..........................................    900      59,922
    Alcoa, Inc.............................................. 20,500     301,965
    Allegheny Technologies, Inc.............................  2,750     160,022
   *Allied Nevada Gold Corp.................................    871      33,185
   #AMCOL International Corp................................  2,102      64,447
   *American Pacific Corp...................................    300       2,412
    American Vanguard Corp..................................  1,438      19,643
    AptarGroup, Inc.........................................  2,268     115,781
   *Arabian American Development Co.........................  1,000       4,450
    Arch Chemicals, Inc.....................................  1,400      65,968
    Ashland, Inc............................................  3,155     193,212
    Balchem Corp............................................    800      35,016
    Ball Corp...............................................  1,000      38,800
    Bemis Co., Inc..........................................  6,116     193,266
    Boise, Inc..............................................  6,850      47,470

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Materials -- (Continued)
    Buckeye Technologies, Inc..................................  2,200 $ 59,158
    Cabot Corp.................................................  1,643   64,241
   *Calgon Carbon Corp.........................................  2,200   32,758
    Carpenter Technology Corp..................................  1,700   97,648
    Celanese Corp. Class A.....................................  1,100   60,643
   *Century Aluminum Co........................................  5,300   69,006
    CF Industries Holdings, Inc................................    933  144,914
   *Clearwater Paper Corp......................................    700   52,948
    Cliffs Natural Resources, Inc..............................  2,400  215,568
   *Coeur d'Alene Mines Corp...................................  5,400  147,366
    Commercial Metals Co.......................................  6,551   95,055
    Compass Minerals International, Inc........................    400   31,496
   *Contango ORE, Inc..........................................     20      300
   *Core Molding Technologies, Inc.............................    153    1,391
   *Crown Holdings, Inc........................................  1,600   61,456
    Cytec Industries, Inc......................................  2,600  145,600
    Deltic Timber Corp.........................................    700   36,295
    Domtar Corp................................................  2,542  203,233
    Dow Chemical Co. (The)..................................... 11,259  392,601
    E.I. du Pont de Nemours & Co...............................  3,600  185,112
   #Eagle Materials, Inc.......................................  2,600   64,610
    Ecolab, Inc................................................    400   20,000
   *Ferro Corp.................................................  1,600   20,832
    FMC Corp...................................................    400   35,028
    Freeport-McMoRan Copper & Gold, Inc. Class B...............  5,900  312,464
    Friedman Industries, Inc...................................    400    4,740
  #*General Moly, Inc..........................................  2,763   12,627
   *Georgia Gulf Corp..........................................    728   14,589
   *Golden Minerals, Co........................................    900   13,086
   *Graham Packaging Co., Inc..................................    506   12,827
   *Graphic Packaging Holding Co...............................  4,173   20,656
    Greif, Inc. Class A........................................  1,500   91,575
    Greif, Inc. Class B........................................    270   15,746
    H.B. Fuller Co.............................................  1,800   41,148
    Hawkins, Inc...............................................    550   18,931
    Haynes International, Inc..................................    800   50,112
   *Headwaters, Inc............................................  3,100    7,099
   *Hecla Mining Co............................................ 13,000  101,010
   *Horsehead Holding Corp.....................................  1,750   19,548
    Huntsman Corp.............................................. 13,425  256,418
    Innophos Holdings, Inc.....................................  1,400   67,480
   *Innospec, Inc..............................................  1,300   41,756
    International Flavors & Fragrances, Inc....................    600   36,702
    International Paper Co.....................................  6,800  201,960
   *Intrepid Potash, Inc.......................................    300    9,975
    Kaiser Aluminum Corp.......................................  1,300   72,566
   *KapStone Paper & Packaging Corp............................  2,300   35,857
    KMG Chemicals, Inc.........................................    700   11,732
    Koppers Holdings, Inc......................................    600   22,212
   *Kraton Performance Polymers, Inc...........................    300   10,830
    Kronos Worldwide, Inc......................................  1,952   60,434
   *Landec Corp................................................  1,500    9,270
   *Louisiana-Pacific Corp.....................................  7,550   58,512
   *LSB Industries, Inc........................................  1,300   51,662
    Lubrizol Corp..............................................    500   67,300
   #Martin Marietta Materials, Inc.............................  2,600  196,612
   *Materion Corp..............................................  1,100   41,932
    MeadWestavco Corp..........................................  6,900  214,866
   *Mercer International, Inc..................................  1,800   16,632
   *Metals USA Holdings Corp...................................    400    6,152
    Minerals Technologies, Inc.................................    900   58,302

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
Materials -- (Continued)
    Monsanto Co............................................. 2,309  $   169,665
   *Mosaic Co. (The)........................................ 1,600      113,152
    Myers Industries, Inc................................... 2,254       26,823
    Nalco Holding Co........................................ 1,300       45,955
    Neenah Paper, Inc.......................................   808       16,314
    NewMarket Corp..........................................   500       82,010
    Newmont Mining Corp..................................... 3,900      216,879
    NL Industries, Inc...................................... 2,700       48,600
    Nucor Corp.............................................. 6,800      264,452
    Olin Corp............................................... 2,003       41,883
    Olympic Steel, Inc......................................   600       15,690
   *OM Group, Inc........................................... 1,700       61,676
   *Omnova Solutions, Inc................................... 1,202        8,126
   *Owens-Illinois, Inc..................................... 4,116       95,368
    P.H. Glatfelter Co...................................... 1,600       24,144
    Packaging Corp. of America.............................. 4,700      125,349
   *Penford Corp............................................   590        3,428
    PolyOne Corp............................................ 3,900       60,450
    PPG Industries, Inc.....................................   983       82,769
    Praxair, Inc............................................ 1,400      145,096
    Quaker Chemical Corp....................................   700       28,378
    Reliance Steel & Aluminum Co............................ 2,640      124,106
    Rock-Tenn Co. Class A................................... 2,031      124,825
   *Rockwood Holdings, Inc.................................. 2,600      157,222
    Royal Gold, Inc......................................... 3,200      205,120
    RPM International, Inc.................................. 4,500       94,860
   *RTI International Metals, Inc........................... 1,900       60,933
   #Schnitzer Steel Industries, Inc. Class A................ 1,600       81,264
   #Scotts Miracle-Gro Co. Class A (The)....................   700       35,322
    Sealed Air Corp......................................... 5,900      127,027
    Sensient Technologies Corp.............................. 2,800      103,936
   #Sherwin-Williams Co.....................................   900       69,453
    Sigma-Aldrich Corp...................................... 1,000       67,100
    Silgan Holdings, Inc.................................... 1,300       50,414
   *Solutia, Inc............................................ 3,407       73,046
   #Sonoco Products Co...................................... 3,463      110,989
    Southern Copper Corp.................................... 2,166       73,991
   *Spartech Corp...........................................   700        4,025
    Steel Dynamics, Inc..................................... 4,580       71,540
    Stepan Co...............................................   600       47,580
  #*Stillwater Mining Co.................................... 4,900       74,970
    Temple-Inland, Inc...................................... 5,346      160,487
   #Texas Industries, Inc................................... 1,600       61,776
    Titanium Metals Corp.................................... 5,707      101,528
  #*U.S. Gold Corp.......................................... 1,306        8,293
   *United States Lime & Minerals, Inc......................   400       16,496
   #United States Steel Corp................................ 3,800      151,962
   *Universal Stainless & Alloy Products, Inc...............   400       17,876
    Valhi, Inc.............................................. 1,429       77,480
    Valspar Corp............................................ 1,501       49,338
   #Vulcan Materials Co..................................... 5,200      178,308
    Walter Energy, Inc......................................   550       67,414
    Wausau Paper Corp....................................... 2,200       16,236
    Westlake Chemical Corp.................................. 2,800      144,900
    Worthington Industries, Inc............................. 3,300       69,201
   *WR Grace & Co........................................... 1,700       85,748
    Zep, Inc................................................ 1,200       22,500
   *Zoltek Cos., Inc........................................ 2,200       22,242
                                                                    -----------
Total Materials.............................................         10,986,799
                                                                    -----------

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Other -- (0.0%)
 .#*Atlas Energy, Inc. Escrow Shares........................   3,850 $       --
  .*J. Crew Group, Inc. Escrow Shares.......................     300         --
                                                                     ----------
Total Other.................................................                 --
                                                                     ----------
Telecommunication Services -- (3.7%)
    AboveNet, Inc...........................................     936     56,993
   #Alaska Communications Systems Group, Inc................     385      2,784
   *American Tower Corp.....................................   1,800     94,554
    AT&T, Inc............................................... 124,404  3,640,061
    Atlantic Tele-Network, Inc..............................     700     26,439
   *Cbeyond, Inc............................................   1,878     21,090
   *CenturyLink, Inc........................................   5,785    214,681
   *Cincinnati Bell, Inc....................................   7,600     26,296
   *Cogent Communications Group, Inc........................   1,349     20,329
   #Consolidated Communications Holdings, Inc...............   1,900     34,238
   *Crown Castle International Corp.........................   1,300     56,420
   *FiberTower Corp.........................................   2,000      2,240
   #Frontier Communications Corp............................   9,602     71,919
   *General Communications, Inc. Class A....................   2,700     30,645
   *Global Crossing, Ltd....................................   1,440     49,579
    HickoryTech Corp........................................     300      3,204
    IDT Corp. Class B.......................................     800     19,304
  #*Leap Wireless International, Inc........................   1,200     16,152
  #*Level 3 Communications, Inc.............................      51        111
   *MetroPCS Communications, Inc............................  13,411    218,331
   *Neutral Tandem, Inc.....................................     900     13,797
   *NII Holdings, Inc.......................................   4,101    173,677
    NTELOS Holdings Corp....................................   1,800     34,956
   *PAETEC Holding Corp.....................................   4,600     20,332
   *Premiere Global Services, Inc...........................   2,450     20,727
   *SBA Communications Corp.................................   1,200     45,804
    Shenandoah Telecommunications Co........................   1,349     21,395
   *Sprint Nextel Corp......................................  46,000    194,580
    SureWest Communications.................................     660      8,659
    Telephone & Data Systems, Inc...........................   2,600     73,736
    Telephone & Data Systems, Inc. Special Shares...........   2,400     59,808
   *tw telecom, inc.........................................   2,350     46,412
   *United States Cellular Corp.............................   1,300     57,447
    USA Mobility, Inc.......................................   1,200     19,812
    Verizon Communications, Inc.............................  60,896  2,149,020
    Warwick Valley Telephone Co.............................     100      1,403
    Windstream Corp.........................................   1,641     20,037
                                                                     ----------
Total Telecommunication Services............................          7,566,972
                                                                     ----------
Utilities -- (2.5%)
   *AES Corp................................................  32,396    398,795
   #AGL Resources, Inc......................................   2,000     81,600
    ALLETE, Inc.............................................   1,500     60,375
    Alliant Energy Corp.....................................     500     19,705
    Ameren Corp.............................................   1,000     28,820
    American Electric Power Co., Inc........................   1,000     36,860
    American States Water Co................................     700     23,933
    American Water Works Co., Inc...........................     685     19,180
    Aqua America, Inc.......................................   2,700     57,105
    Artesian Resources Corp.................................     200      3,640
    Atmos Energy Corp.......................................   2,364     79,029
    Avista Corp.............................................     900     22,689
   #Black Hills Corp........................................   1,600     47,808
  #*Cadiz, Inc..............................................     300      3,234
    California Water Service Group..........................   1,600     29,296
   *Calpine Corp............................................   6,742    109,557

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Utilities -- (Continued)
    CenterPoint Energy, Inc....................................  1,700 $ 33,286
    Central Vermont Public Service Corp........................    500   17,545
    CH Energy Group, Inc.......................................    700   35,749
    Chesapeake Utilities Corp..................................    300   11,583
    Cleco Corp.................................................  1,600   55,552
    CMS Energy Corp............................................  2,400   45,936
    Connecticut Water Services, Inc............................    400   10,132
    Consolidated Edison, Inc...................................  1,605   84,423
    Consolidated Water Co., Ltd................................    700    6,314
    Constellation Energy Group, Inc............................  1,700   66,011
   #Dominion Resources, Inc....................................  1,966   95,253
   #DPL, Inc...................................................    900   27,225
    DTE Energy Co..............................................  1,200   59,808
    Duke Energy Corp...........................................  7,500  139,500
   *Dynegy, Inc................................................  5,560   31,803
    Edison International, Inc..................................  2,985  113,639
    El Paso Electric Co........................................  1,300   43,485
   #Empire District Electric Co................................  1,100   22,451
    Entergy Corp...............................................    600   40,080
    Exelon Corp................................................  3,800  167,466
    FirstEnergy Corp...........................................  1,600   71,440
    Gas Natural, Inc...........................................    200    2,240
   *GenOn Energy, Inc.......................................... 23,987   93,309
    Great Plains Energy, Inc...................................  2,400   48,408
   #Hawaiian Electric Industries, Inc..........................  1,599   37,417
    IDACORP, Inc...............................................  2,000   78,420
    Integrys Energy Group, Inc.................................    700   35,147
    ITC Holdings Corp..........................................  1,260   88,528
   #Laclede Group, Inc.........................................    900   33,525
    MDU Resources Group, Inc...................................  1,438   31,003
    MGE Energy, Inc............................................    900   36,972
    Middlesex Water Co.........................................    600   10,974
    National Fuel Gas Co.......................................    800   57,904
    New Jersey Resources Corp..................................  1,700   74,137
    NextEra Energy, Inc........................................  2,300  127,075
    Nicor, Inc.................................................    500   27,350
    NiSource, Inc..............................................  1,800   36,234
    Northeast Utilities, Inc...................................  1,800   61,200
    Northwest Natural Gas Co...................................    877   39,123
    NorthWestern Corp..........................................    800   25,616
   *NRG Energy, Inc............................................  6,946  170,316
    NSTAR......................................................    500   22,165
    NV Energy, Inc.............................................  5,400   80,136
    OGE Energy Corp............................................  1,000   50,040
    Oneok, Inc.................................................    715   52,045
    Ormat Technologies, Inc....................................  2,200   45,892
    Otter Tail Corp............................................  1,234   25,643
    Pennichuck Corp............................................    100    2,855
    Pepco Holdings, Inc........................................  1,500   28,020
    PG&E Corp..................................................  1,700   70,431
   #Piedmont Natural Gas Co....................................  1,836   53,556
    Pinnacle West Capital Corp.................................    650   27,528
    PNM Resources, Inc.........................................  2,000   30,040
    Portland General Electric Co...............................  1,100   27,258
    PPL Corp...................................................  1,100   30,690
    Progress Energy, Inc.......................................  1,100   51,414
    Public Service Enterprise Group, Inc.......................  6,601  216,183
    Questar Corp...............................................  2,800   51,604
   #SCANA Corp.................................................  1,000   39,190
    Sempra Energy..............................................  1,133   57,432
    SJW Corp...................................................  1,000   23,520

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                         SHARES       VALUE+
                                                       ----------- ------------
Utilities -- (Continued)
   #South Jersey Industries, Inc......................       1,200 $     60,600
    Southern Co.......................................       4,558      180,223
    Southwest Gas Corp................................       1,900       70,851
  #*Synthesis Energy Systems, Inc.....................       2,400        4,968
    TECO Energy, Inc..................................       2,000       37,060
    UGI Corp..........................................       2,900       87,870
    UIL Holdings Corp.................................         925       29,535
    UniSource Energy Corp.............................         700       25,774
    Unitil Corp.......................................         400       10,220
    Vectren Corp......................................       1,748       46,165
   #Westar Energy, Inc................................       3,000       77,430
    WGL Holdings, Inc.................................       1,300       50,453
    Wisconsin Energy Corp.............................       1,570       48,120
    Xcel Energy, Inc..................................       4,745      113,880
    York Water Co.....................................         400        6,816
                                                                   ------------
Total Utilities.......................................                5,150,812
                                                                   ------------
TOTAL COMMON STOCKS...................................              185,824,977
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
    BlackRock Liquidity Funds Tempcash
      Portfolio - Institutional Shares................   1,136,548    1,136,548
                                                                   ------------

                                                         SHARES/
                                                          FACE
                                                         AMOUNT
                                                       -----------
                                                          (000)
SECURITIES LENDING COLLATERAL -- (8.1%)
(S)@DFA Short Term Investment Fund....................  16,383,451   16,383,451
   @Repurchase Agreement, JPMorgan Securities LLC
     0.20%, 08/01/11 (Collateralized by $56,205
     FNMA, rates ranging from 4.500% to 6.500%,
     maturities ranging from 05/01/36 to 07/01/41,
     valued at $56,382) to be repurchased at $54,568.. $        55       54,567
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL...................               16,438,018
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $180,534,686)^^...............................             $203,399,543
                                                                   ============

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                                VALUATION INPUTS
                                  ---------------------------------------------
                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary........ $ 27,833,256          --   --    $ 27,833,256
   Consumer Staples..............    8,702,979          --   --       8,702,979
   Energy........................   28,744,040          --   --      28,744,040
   Financials....................   35,718,077          --   --      35,718,077
   Health Care...................    8,433,975          --   --       8,433,975
   Industrials...................   24,877,403          --   --      24,877,403
   Information Technology........   27,810,664          --   --      27,810,664
   Materials.....................   10,986,799          --   --      10,986,799
   Other.........................           --          --   --              --
   Telecommunication Services....    7,566,972          --   --       7,566,972
   Utilities.....................    5,150,812          --   --       5,150,812
Temporary Cash Investments.......    1,136,548          --   --       1,136,548
Securities Lending Collateral....           -- $16,438,018   --      16,438,018
                                  ------------ -----------   --    ------------
TOTAL............................ $186,961,525 $16,438,018   --    $203,399,543
                                  ============ ===========   ==    ============

              See accompanying Notes to Schedules of Investments.

                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)


                                                                SHARES  VALUE+
                                                                ------ --------
COMMON STOCKS -- (92.8%)
Consumer Discretionary -- (12.4%)
   *1-800-FLOWERS.COM, Inc.....................................   900  $  2,709
   *99 Cents Only Stores....................................... 1,500    29,625
   #Aaron's, Inc............................................... 1,500    37,815
    Abercrombie & Fitch Co..................................... 1,100    80,432
   *AC Moore Arts & Crafts, Inc................................   300       555
    Advance Auto Parts, Inc....................................   400    21,988
   *Aeropostale, Inc...........................................   900    15,165
    AH Belo Corp...............................................   200     1,280
   *Amazon.com, Inc............................................ 1,800   400,536
   *AMC Networks, Inc. Class A.................................   575    21,384
  #*American Apparel, Inc...................................... 1,450     1,508
   *American Axle & Manufacturing Holdings, Inc................ 1,500    17,205
    American Eagle Outfitters, Inc............................. 3,450    45,333
   *America's Car-Mart, Inc....................................   200     6,768
  #*Amerigon, Inc..............................................   600    10,092
  #*ANN, Inc................................................... 1,272    32,996
   *Apollo Group, Inc. Class A.................................   500    25,415
    Arbitron, Inc..............................................   600    23,472
   *Archipelago Learning, Inc..................................   667     6,430
   *Arctic Cat, Inc............................................   300     4,944
   *Asbury Automotive Group, Inc...............................   500    10,765
   *Ascena Retail Group, Inc................................... 1,441    46,573
   *Ascent Capital Group, Inc. Class A.........................   419    20,158
   #Autoliv, Inc...............................................   822    54,384
  #*AutoNation, Inc............................................ 2,800   105,308
   #Barnes & Noble, Inc........................................ 1,400    24,360
    Bassett Furniture Industries, Inc..........................   100       790
   *Beazer Homes USA, Inc...................................... 3,200     9,280
    bebe stores, Inc........................................... 1,600    11,856
   *Bed Bath & Beyond, Inc..................................... 1,300    76,037
   *Belo Corp.................................................. 3,382    23,640
   #Best Buy Co., Inc.......................................... 3,800   104,880
    Big 5 Sporting Goods Corp..................................   400     3,300
   *Big Lots, Inc.............................................. 2,000    69,660
   *Biglari Holdings, Inc......................................    15     5,523
  #*Blue Nile, Inc.............................................   100     4,236
    Blyth, Inc.................................................   150     9,489
   #Books-A-Million, Inc.......................................   500     1,545
  #*BorgWarner, Inc............................................ 2,900   230,898
  #*Bridgepoint Education, Inc.................................   898    22,234
   *Brookfield Residential Properties, Inc.....................   688     6,859
   #Buckle, Inc................................................   750    33,232
   *Build-A-Bear-Workshop, Inc.................................   500     3,095
   *Cabela's, Inc.............................................. 1,600    43,776
    Cablevision Systems Corp................................... 2,300    56,028
   *Cache, Inc.................................................   200     1,160
    Callaway Golf Co........................................... 1,600    10,160
   *Cambium Learning Group, Inc................................   900     2,844
  #*Career Education Corp......................................   700    15,883
   *Caribou Coffee Co., Inc....................................   600     7,926
   *CarMax, Inc................................................ 3,400   108,698
   *Carmike Cinemas, Inc.......................................   400     2,484
    Carnival Corp.............................................. 1,500    49,950
   *Carter's, Inc.............................................. 1,400    46,900
   *Casual Male Retail Group, Inc..............................   900     3,789
    Cato Corp. Class A.........................................   200     5,564
  #*Cavco Industries, Inc......................................   100     4,256
    CBS Corp. Class A..........................................   300     8,280

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Consumer Discretionary -- (Continued)
    CBS Corp. Class B..........................................  5,861 $160,416
   *Central European Media Enterprises, Ltd. Class A...........  2,182   41,720
   *Charming Shoppes, Inc......................................  2,300    9,430
   *Charter Communications, Inc. Class A.......................    113    6,102
    Chico's FAS, Inc...........................................  3,100   46,779
  #*Children's Place Retail Stores, Inc. (The).................    400   19,328
    Christopher & Banks Corp...................................    600    3,780
    Cinemark Holdings, Inc.....................................  4,200   81,858
   *Citi Trends, Inc...........................................    400    5,612
   *Clear Channel Outdoor Holdings, Inc. Class A...............    600    7,050
    Coach, Inc.................................................  1,100   71,016
   *Coldwater Creek, Inc.......................................  2,800    3,528
  #*Collective Brands, Inc.....................................  1,700   20,026
    Collectors Universe, Inc...................................    400    6,256
    Columbia Sportswear Co.....................................    800   45,920
    Comcast Corp. Class A...................................... 23,731  570,019
    Comcast Corp. Special Class A..............................  8,600  200,724
  #*Conn's, Inc................................................    565    4,650
    Cooper Tire & Rubber Co....................................  1,000   16,860
   *Core-Mark Holding Co., Inc.................................    200    7,448
   *Corinthian Colleges, Inc...................................  2,200    9,152
    Cracker Barrel Old Country Store, Inc......................    200    9,022
   *Crocs, Inc.................................................  1,700   53,261
   *Crown Media Holdings, Inc..................................  1,413    2,402
    CSS Industries, Inc........................................     42      833
   *Culp, Inc..................................................    400    3,560
   *Cumulus Media, Inc.........................................    100      353
   #Darden Restaurants, Inc....................................  2,100  106,680
   *Deckers Outdoor Corp.......................................  1,500  148,875
   *dELiA*s, Inc...............................................    400      704
   *Delta Apparel, Inc.........................................    231    4,544
    Destination Maternity Corp.................................    400    6,568
   *Dick's Sporting Goods, Inc.................................    600   22,200
    Dillard's, Inc. Class A....................................  1,500   84,390
  #*DineEquity, Inc............................................    100    5,210
   *DIRECTV Class A............................................  5,852  296,579
   *Discovery Communications, Inc. Class A.....................  2,200   87,560
   *Discovery Communications, Inc. Class C.....................  2,114   76,167
   *DISH Network Corp..........................................  1,900   56,297
   *Dolan Media Co.............................................  1,300   10,309
   *Dollar General Corp........................................    100    3,146
   *Dollar Tree, Inc...........................................  1,200   79,476
   *Domino's Pizza, Inc........................................    400   10,748
    DR Horton, Inc.............................................  8,361   99,329
   *DreamWorks Animation SKG, Inc..............................  1,100   24,046
   #Drew Industries, Inc.......................................    300    6,390
   *DSW, Inc...................................................    835   44,238
  #*E.W. Scripps Co. Class A (The).............................  1,207   10,404
  #*Eastman Kodak Co...........................................  5,800   13,920
  #*Education Management Corp..................................    235    5,243
    Einstein Noah Restaurant Group, Inc........................    300    4,704
   *Emerson Radio Corp.........................................    900    1,593
   *Entercom Communications Corp...............................    500    3,970
    Ethan Allen Interiors, Inc.................................    400    7,360
   *Express, Inc...............................................    300    6,732
   *Federal-Mogul Corp.........................................  2,576   49,382
    Finish Line, Inc. Class A..................................  1,000   21,300
   *Fisher Communications, Inc.................................    400   11,728
    Foot Locker, Inc...........................................  4,651  101,066
   *Ford Motor Co.............................................. 27,300  333,333
    Fortune Brands, Inc........................................    968   58,283

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Consumer Discretionary -- (Continued)
   *Fossil, Inc................................................  1,050 $131,954
    Fred's, Inc................................................    500    6,590
  #*Fuel Systems Solutions, Inc................................    400    8,496
   *Full House Resorts, Inc....................................    300      948
   *Furniture Brands International, Inc........................    400    1,612
    Gaiam, Inc.................................................    700    3,024
    Gannett Co., Inc...........................................  5,233   66,773
    Gap, Inc...................................................  6,300  121,527
   #Garmin, Ltd................................................  2,800   91,364
    Gentex Corp................................................  2,700   76,518
    Genuine Parts Co...........................................  2,007  106,692
   *G-III Apparel Group, Ltd...................................    513   15,836
   *Global Sources, Ltd........................................    600    5,526
   *Global Traffic Network, Inc................................    450    5,306
   *Goodyear Tire & Rubber Co..................................  2,200   35,574
   *Gray Television, Inc.......................................    800    1,944
    Group 1 Automotive, Inc....................................    400   19,052
    Guess?, Inc................................................  1,300   49,556
   *Hanesbrands, Inc...........................................  2,000   61,020
    Harley-Davidson, Inc.......................................  1,950   84,610
    Harman International Industries, Inc.......................    900   37,440
    Harte-Hanks, Inc...........................................  2,000   16,340
    Hasbro, Inc................................................  1,500   59,340
    Haverty Furniture Cos., Inc................................    300    3,327
   *Heelys, Inc................................................    400      900
   *Helen of Troy, Ltd.........................................    800   25,800
  #*hhgregg, Inc...............................................    700    8,631
   *Hibbett Sporting Goods, Inc................................    200    7,848
   #Hillenbrand, Inc...........................................  2,300   50,347
    Home Depot, Inc............................................ 12,800  447,104
    Hooker Furniture Corp......................................    300    2,706
    Hot Topic, Inc.............................................    800    5,976
  #*Hovnanian Enterprises, Inc.................................    400      768
   *HSN, Inc...................................................  1,080   35,305
   *Hyatt Hotels Corp. Class A.................................    300   11,637
   *Iconix Brand Group, Inc....................................  2,400   55,992
    Interpublic Group of Cos., Inc. (The)......................  8,900   87,309
   *iRobot Corp................................................    500   17,480
  #*ITT Educational Services, Inc..............................    200   17,134
    J.C. Penney Co., Inc.......................................  5,500  169,180
  #*JAKKS Pacific, Inc.........................................    600   10,470
    Jarden Corp................................................    500   15,495
    Johnson Controls, Inc......................................  7,300  269,735
    Jones Group, Inc. (The)....................................  1,400   18,116
  #*Jos. A. Bank Clothiers, Inc................................    600   30,786
   *Journal Communications, Inc................................  1,300    6,448
   #KB Home....................................................  1,900   16,131
   *Kenneth Cole Productions, Inc. Class A.....................    400    5,104
   *Kid Brands, Inc............................................    500    2,295
  #*Kirkland's, Inc............................................    500    5,395
   *Knology, Inc...............................................  1,000   13,730
    Kohl's Corp................................................  4,257  232,900
  #*K-Swiss, Inc. Class A......................................    700    7,462
   *Lakes Entertainment, Inc...................................    500    1,090
   *Lamar Advertising Co. Class A..............................  1,900   48,374
   *Las Vegas Sands Corp.......................................  1,800   84,924
   *La-Z-Boy, Inc..............................................  3,000   26,310
   *Leapfrog Enterprises, Inc..................................  1,200    4,680
    Lear Corp..................................................  1,613   79,037
  #*Lee Enterprises, Inc.......................................  1,000      920
    Leggett & Platt, Inc.......................................  4,600   99,820

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Consumer Discretionary -- (Continued)
   #Lennar Corp. Class A.......................................  4,800 $ 84,912
    Lennar Corp. Class B Voting................................  1,600   22,560
  #*Libbey, Inc................................................    300    4,641
   *Liberty Global, Inc. Class A...............................  2,800  117,040
   *Liberty Global, Inc. Class C...............................  3,000  119,910
   *Liberty Media Corp. Capital Class A........................  3,100  247,411
   *Liberty Media Corp. Interactive Class A.................... 11,152  183,004
   *Liberty Media-Starz Corp. Series A.........................  1,622  124,505
   *Liberty Media-Starz Corp. Series B.........................     20    1,593
    Lifetime Brands, Inc.......................................    200    2,200
    Limited Brands, Inc........................................  4,900  185,514
   *LIN TV Corp. Class A.......................................    400    1,640
   #Lincoln Educational Services Corp..........................    300    5,364
    Lithia Motors, Inc.........................................    400    8,256
   *Live Nation Entertainment, Inc.............................  6,160   68,376
   *LKQ Corp...................................................  3,701   90,934
  #*LodgeNet Interactive Corp..................................    600    1,698
   *Lowe's Cos., Inc...........................................  9,613  207,449
   *Luby's, Inc................................................    400    2,188
   *M/I Homes, Inc.............................................    500    5,650
    Mac-Gray Corp..............................................    400    5,880
    Macy's, Inc................................................  9,700  280,039
   *Madison Square Garden Co. (The)............................  1,375   36,438
   *Maidenform Brands, Inc.....................................    400   10,340
   *Marine Products Corp.......................................    700    3,815
   *MarineMax, Inc.............................................    700    6,433
   #Marriott International, Inc. Class A.......................  2,413   78,422
  #*Martha Stewart Living Omnimedia, Inc. Class A..............    700    2,870
    Mattel, Inc................................................  3,700   98,642
  #*McClatchy Co. (The)........................................  1,600    3,600
    McDonald's Corp............................................  4,200  363,216
    McGraw-Hill Cos., Inc......................................  2,400   99,840
   *Media General, Inc. Class A................................    600    1,638
    Men's Wearhouse, Inc. (The)................................  1,300   42,627
   #Meredith Corp..............................................    800   23,880
   *Meritage Homes Corp........................................    900   19,665
  #*MGM Resorts International..................................  9,186  138,800
   *Midas, Inc.................................................    300    1,638
   *Mohawk Industries, Inc.....................................  2,800  145,684
    Monro Muffler Brake, Inc...................................    300   10,728
   *Morgans Hotel Group Co.....................................    200    1,432
   #Morningstar, Inc...........................................  1,000   62,360
   *Motorcar Parts of America, Inc.............................    440    5,680
    Movado Group, Inc..........................................    400    6,472
   *Nathan's Famous, Inc.......................................    200    3,802
    National CineMedia, Inc....................................  1,100   16,203
   *Nautilus, Inc..............................................    296      556
   *Navarre Corp...............................................    595    1,178
  #*Netflix, Inc...............................................  1,000  265,990
   *New York & Co., Inc........................................  1,300    7,098
  #*New York Times Co. Class A (The)...........................  5,400   46,332
    Newell Rubbermaid, Inc.....................................  3,280   50,906
    News Corp. Class A......................................... 24,214  387,908
    News Corp. Class B.........................................  7,900  130,350
   *Nexstar Broadcasting Group, Inc............................    500    4,380
    NIKE, Inc. Class B.........................................  3,852  347,258
    Nordstrom, Inc.............................................  2,100  105,336
   #Nutri/System, Inc..........................................    200    2,988
   *Office Depot, Inc.......................................... 14,082   53,230
    Omnicom Group, Inc.........................................  2,500  117,300
   *Orbitz Worldwide, Inc......................................  1,700    5,542

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Consumer Discretionary -- (Continued)
   *O'Reilly Automotive, Inc...................................  1,133 $ 67,414
 .#*Orleans Homebuilders, Inc..................................    300       --
    Outdoor Channel Holdings, Inc..............................    500    3,325
   *Overstock.com, Inc.........................................    400    5,076
   *Pacific Sunwear of California, Inc.........................  1,600    4,464
   *Panera Bread Co. Class A...................................    200   23,062
  #*Peet's Coffee & Tea, Inc...................................    300   17,520
    Penske Automotive Group, Inc...............................  1,900   42,047
    Pep Boys - Manny, Moe & Jack (The).........................  1,600   17,200
   #PetMed Express, Inc........................................    300    3,291
    PetSmart, Inc..............................................    800   34,416
  #*Pier 1 Imports, Inc........................................  1,700   18,683
    Polaris Industries, Inc....................................    300   35,565
    Polo Ralph Lauren Corp.....................................    500   67,535
    Pool Corp..................................................    800   21,400
   *Pulte Group, Inc...........................................    949    6,520
    PVH Corp...................................................  2,202  157,553
   *Quiksilver, Inc............................................  4,400   23,144
  #*Radio One, Inc.............................................  1,000    1,430
  #*RadioShack Corp............................................  2,400   33,408
  #*Regal Entertainment Group..................................  3,200   40,928
    Rent-A-Center, Inc.........................................  1,500   40,575
   *Rentrak Corp...............................................    200    3,308
    RG Barry Corp..............................................    400    4,548
   *Ruby Tuesday, Inc..........................................    300    2,727
  #*Rue21, Inc.................................................    400   13,148
   #Ryland Group, Inc. (The)...................................  1,200   17,676
   *Saga Communications, Inc...................................    100    3,252
  #*Saks, Inc..................................................  3,900   41,886
    Salem Communications Corp..................................    400    1,304
   *Sally Beauty Holdings, Inc.................................  3,500   60,200
    Scholastic Corp............................................    800   22,976
    Scripps Networks Interactive, Inc..........................  1,200   55,608
   *Sealy Corp.................................................  1,400    3,066
  #*Sears Holdings Corp........................................  1,701  118,509
   *Select Comfort Corp........................................    600   10,092
    Shiloh Industries, Inc.....................................    200    2,106
   *Shoe Carnival, Inc.........................................    200    6,318
   *Shutterfly, Inc............................................    700   38,080
   *Signet Jewelers, Ltd. ADR..................................  2,200   94,248
    Sinclair Broadcast Group, Inc. Class A.....................  1,000    9,910
  #*SIRIUS XM Radio, Inc....................................... 34,250   72,268
  #*Six Flags Entertainment Corp...............................    209    7,359
  #*Skechers U.S.A., Inc. Class A..............................  1,100   18,315
    Skyline Corp...............................................    100    1,353
   #Sonic Automotive, Inc......................................    700   10,969
    Spartan Motors, Inc........................................    700    3,220
    Stage Stores, Inc..........................................    500    8,900
    Standard Motor Products, Inc...............................    500    7,100
  #*Standard Pacific Corp......................................  2,800    8,008
   *Stanley Furniture, Inc.....................................    264    1,090
    Staples, Inc...............................................  8,000  128,480
    Starbucks Corp.............................................  7,100  284,639
    Starwood Hotels & Resorts Worldwide, Inc...................  1,600   87,936
    Stein Mart, Inc............................................  1,000    9,500
   *Steinway Musical Instruments, Inc..........................    100    2,899
   *Steven Madden, Ltd.........................................    700   26,670
   *Stoneridge, Inc............................................    400    4,992
    Sturm Ruger & Co., Inc.....................................    300    8,196
    Superior Industries International, Inc.....................    700   14,168
   *Systemax, Inc..............................................    600    9,774

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
Consumer Discretionary -- (Continued)
  #*Talbots, Inc............................................    293 $     1,014
    Target Corp.............................................  6,900     355,281
   *Tempur-Pedic International, Inc.........................    800      57,608
    Thor Industries, Inc....................................  1,400      34,622
   #Tiffany & Co............................................  1,132      90,096
   *Timberland Co. Class A..................................  2,100      89,859
    Time Warner Cable, Inc..................................  4,602     337,373
    Time Warner, Inc........................................ 17,706     622,543
    TJX Cos., Inc. (The)....................................  1,900     105,070
   *Toll Brothers, Inc......................................  4,115      82,135
    Tractor Supply Co.......................................  1,200      79,104
   *Trans World Entertainment Corp..........................  1,000       2,050
   *True Religion Apparel, Inc..............................    500      16,845
  #*Tuesday Morning Corp....................................  1,000       4,300
    Tupperware Corp.........................................  1,250      78,112
   *Ulta Salon Cosmetics & Fragrance, Inc...................    900      56,727
   *Under Armour, Inc. Class A..............................    900      66,069
   *Unifi, Inc..............................................    433       5,555
   *Universal Electronics, Inc..............................    400       9,364
  #*Urban Outfitters, Inc...................................    800      26,032
   *US Auto Parts Network, Inc..............................    600       4,494
   #V.F. Corp...............................................  1,480     172,864
   *Valassis Communications, Inc............................    900      24,120
   *Valuevision Media, Inc. Class A.........................    600       4,494
   #Viacom, Inc. Class A....................................    400      21,836
    Viacom, Inc. Class B....................................  4,200     203,364
   *Visteon Corp............................................    400      25,080
   *Vitamin Shoppe, Inc.....................................    676      29,447
   *WABCO Holdings, Inc.....................................  1,683     106,113
    Walt Disney Co. (The)................................... 28,674   1,107,390
   *Warnaco Group, Inc......................................  1,000      53,300
   #Washington Post Co. Class B.............................    200      80,460
    Weight Watchers International, Inc......................  1,000      77,190
   *West Marine, Inc........................................    400       4,100
   *Wet Seal, Inc. (The)....................................  1,700       8,313
    Whirlpool Corp..........................................  2,300     159,229
    Wiley (John) & Sons, Inc. Class A.......................  1,300      65,078
    Williams-Sonoma, Inc....................................  3,400     125,868
  #*Winnebago Industries, Inc...............................    398       3,339
    Wolverine World Wide, Inc...............................  1,300      49,231
   #World Wrestling Entertainment, Inc......................    600       6,042
    Wyndham Worldwide Corp..................................  3,300     114,147
    Yum! Brands, Inc........................................  1,337      70,620
   *Zale Corp...............................................    300       1,683
   *Zumiez, Inc.............................................    700      18,599
                                                                    -----------
Total Consumer Discretionary................................         19,201,594
                                                                    -----------
Consumer Staples -- (7.0%)
    Alico, Inc..............................................     99       2,417
    Altria Group, Inc....................................... 10,400     273,520
    Avon Products, Inc......................................  4,365     114,494
   *BJ's Wholesale Club, Inc................................  2,100     105,735
   #Brown-Forman Corp. Class B..............................  1,100      80,916
   #Campbell Soup Co........................................  1,072      35,430
   #Church & Dwight Co., Inc................................  2,600     104,884
   #Clorox Co...............................................  1,500     107,385
    Coca-Cola Co. (The)..................................... 15,900   1,081,359
    Coca-Cola Enterprises, Inc..............................  2,200      61,842
    Colgate-Palmolive Co....................................  4,400     371,272
    ConAgra, Inc............................................  3,800      97,318
   *Constellation Brands, Inc. Class A......................  1,918      39,108

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
Consumer Staples -- (Continued)
    Costco Wholesale Corp...................................  1,700 $   133,025
   *Craft Brewers Alliance, Inc.............................    500       3,895
    CVS Caremark Corp....................................... 12,200     443,470
   *Dean Foods Co...........................................  7,000      77,140
   *Dole Food Co., Inc......................................    633       8,982
    Dr. Pepper Snapple Group, Inc...........................  4,300     162,368
   *Elizabeth Arden, Inc....................................    600      19,332
  #*Energizer Holdings, Inc.................................    900      72,576
    Estee Lauder Cos., Inc..................................  1,400     146,874
   #Flowers Foods, Inc......................................  4,500      98,640
    General Mills, Inc......................................  5,000     186,750
  #*Green Mountain Coffee, Inc..............................  1,950     202,702
   #H.J. Heinz Co...........................................  2,800     147,392
   *Heckmann Corp...........................................  2,361      14,237
    Hershey Co. (The).......................................  1,000      56,440
   #Hormel Foods Corp.......................................  3,498     101,337
  #*HQ Sustainable Maritime Industries, Inc.................    200          42
    Inter Parfums, Inc......................................    350       7,014
    J.M. Smucker Co.........................................  2,800     218,176
    Kellogg Co..............................................  3,200     178,496
    Kimberly-Clark Corp.....................................  2,220     145,099
    Kraft Foods, Inc. Class A............................... 20,857     717,064
    Kroger Co. (The)........................................  4,200     104,454
  #*Lifeway Foods, Inc......................................    300       3,330
   *Mannatech, Inc..........................................    155         127
    McCormick & Co., Inc....................................  1,531      74,483
    Mead Johnson Nutrition Co...............................    800      57,096
   *Medifast, Inc...........................................    200       3,860
    National Beverage Corp..................................    239       3,532
   #Nu Skin Enterprises, Inc. Class A.......................    400      15,016
    Oil-Dri Corp. of America................................      2          41
   *Overhill Farms, Inc.....................................    400       2,060
    PepsiCo, Inc............................................ 11,791     755,096
    Philip Morris International, Inc........................  5,200     370,084
   *Prestige Brands Holdings, Inc...........................    900      10,998
    Procter & Gamble Co. (The).............................. 21,481   1,320,867
   *Ralcorp Holdings, Inc...................................    286      24,739
    Reliv' International, Inc...............................    400         716
   *Revlon, Inc.............................................    650      10,946
    Reynolds American, Inc..................................  5,600     197,120
    Safeway, Inc............................................ 11,200     225,904
    Sara Lee Corp...........................................  4,700      89,817
    Schiff Nutrition International, Inc.....................    300       3,471
   *Seneca Foods Corp.......................................    200       5,180
    Spartan Stores, Inc.....................................    400       7,064
   *Spectrum Brands Holdings, Inc...........................    991      26,460
  #*SUPERVALU, Inc..........................................  7,800      67,080
    Sysco Corp..............................................  3,100      94,829
   #Tootsie Roll Industries, Inc............................    327       9,172
   #Universal Corp..........................................    300      11,016
   *USANA Health Sciences, Inc..............................    200       5,470
    Walgreen Co.............................................  7,600     296,704
    Wal-Mart Stores, Inc.................................... 21,704   1,144,018
    WD-40 Co................................................    300      13,140
    Weis Markets, Inc.......................................    100       4,019
    Whole Foods Market, Inc.................................  3,500     233,450
                                                                    -----------
Total Consumer Staples......................................         10,808,090
                                                                    -----------
Energy -- (12.3%)
    Alon USA Energy, Inc....................................  1,500      18,240
   *Alpha Natural Resources, Inc............................  2,835     121,083

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Energy -- (Continued)
    Anadarko Petroleum Corp..................................  3,900 $  321,984
    Apache Corp..............................................  3,213    397,512
    Arch Coal, Inc...........................................  3,500     89,600
  #*ATP Oil & Gas Corp.......................................    427      6,187
   *Atwood Oceanics, Inc.....................................  1,700     79,390
    Baker Hughes, Inc........................................  6,086    470,935
   *Basic Energy Services, Inc...............................  1,000     32,390
    Berry Petroleum Corp. Class A............................  1,600     91,760
   *Bill Barrett Corp........................................  1,800     89,568
   *Bolt Technology Corp.....................................    200      2,526
  #*BPZ Resources, Inc.......................................  2,500      9,050
   *Brigham Exploration Co...................................  1,700     54,060
    Bristow Group, Inc.......................................  1,100     53,328
    Cabot Oil & Gas Corp.....................................  2,000    148,160
   *Cal Dive International, Inc..............................  3,800     21,204
   *Callon Petroleum Co......................................  1,000      6,970
   *Cameron International Corp...............................  2,174    121,614
    CARBO Ceramics, Inc......................................    500     78,035
  #*Carrizo Oil & Gas, Inc...................................    600     23,040
  #*Cheniere Energy, Inc.....................................  1,200     12,360
    Chesapeake Energy Corp...................................  8,604    295,547
    Chevron Corp............................................. 20,988  2,183,172
  #*China Natural Gas, Inc...................................    400      1,260
    Cimarex Energy Co........................................  1,658    146,103
   *Clayton Williams Energy, Inc.............................    300     19,896
  #*Clean Energy Fuels Corp..................................  1,157     18,524
   *Cloud Peak Energy, Inc...................................  1,500     33,450
   *Complete Production Services, Inc........................  2,100     81,648
  #*Comstock Resources, Inc..................................  1,193     38,057
   *Concho Resources, Inc....................................  1,500    140,370
    ConocoPhillips...........................................  6,700    482,333
    Consol Energy, Inc.......................................    800     42,880
   *Contango Oil & Gas Co....................................    500     31,540
  #*Continental Resources, Inc...............................    900     61,731
   *CREDO Petroleum Corp.....................................    200      1,960
    Crosstex Energy, Inc.....................................  1,100     16,060
   *CVR Energy, Inc..........................................    600     16,110
   *Dawson Geophysical Co....................................    300     11,907
    Delek US Holdings, Inc...................................  1,100     18,282
   *Denbury Resources, Inc...................................  8,372    161,747
    Devon Energy Corp........................................  5,804    456,775
    DHT Holdings, Inc........................................  2,900     10,440
   #Diamond Offshore Drilling, Inc...........................  2,200    149,226
   *Double Eagle Petroleum Co................................    400      4,312
  #*Dresser-Rand Group, Inc..................................  2,300    122,866
   *Dril-Quip, Inc...........................................  1,100     77,561
    El Paso Corp.............................................  7,713    158,502
   *Endeavour International Corp.............................  1,174     14,722
    Energen Corp.............................................  1,348     79,276
   *ENGlobal Corp............................................    600      2,400
    EOG Resources, Inc.......................................  3,630    370,260
    EQT Corp.................................................  2,200    139,656
   *Evolution Petroleum Corp.................................    400      2,936
    EXCO Resources, Inc......................................  1,900     30,229
  #*Exterran Holdings, Inc...................................  2,300     42,504
    Exxon Mobil Corp......................................... 26,966  2,151,617
   *FMC Technologies, Inc....................................  2,800    127,680
   *Forest Oil Corp..........................................  2,407     62,582
   *FX Energy, Inc...........................................    600      5,736
   *General Maritime Corp....................................  1,370      1,493
   *Geokinetics, Inc.........................................    400      2,500

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Energy -- (Continued)
   *GeoMet, Inc................................................   348  $    386
   *GeoResources, Inc..........................................   509    12,990
   *Global Industries, Ltd..................................... 2,200    11,286
  #*GMX Resources, Inc......................................... 2,387    11,577
  #*Goodrich Petroleum Corp....................................   627    12,433
   *Green Plains Renewable Energy, Inc.........................   900     9,855
    Gulf Island Fabrication, Inc...............................   400    13,840
   *Gulfmark Offshore, Inc.....................................   900    43,866
   *Gulfport Energy Corp.......................................   900    32,814
    Halliburton Co............................................. 8,657   473,798
  #*Harvest Natural Resources, Inc............................. 1,100    15,070
   *Helix Energy Solutions Group, Inc.......................... 3,600    70,488
    Helmerich & Payne, Inc..................................... 2,400   165,720
   *Hercules Offshore, Inc..................................... 5,300    24,910
    Hess Corp.................................................. 3,465   237,560
   *HKN, Inc...................................................   349       775
    HollyFrontier Corp......................................... 1,469   110,748
   *Hornbeck Offshore Services, Inc............................   900    25,056
   #Houston American Energy Corp...............................   500     8,230
  #*ION Geophysical Corp....................................... 4,900    49,686
   *James River Coal Co........................................ 1,300    24,648
   *Key Energy Services, Inc................................... 2,700    52,623
    Lufkin Industries, Inc..................................... 1,000    81,480
    Marathon Oil Corp.......................................... 9,207   285,141
   *Marathon Petroleum Corp.................................... 4,558   199,595
   *Matrix Service Co..........................................   900    12,546
   *McDermott International, Inc............................... 4,813    97,078
   *McMoran Exploration Co..................................... 2,500    42,100
   *Mitcham Industries, Inc....................................   400     7,264
    Murphy Oil Corp............................................ 2,241   143,917
   *Nabors Industries, Ltd..................................... 7,100   187,511
    National-Oilwell, Inc...................................... 4,292   345,806
   *Natural Gas Services Group, Inc............................   400     6,364
   *Newfield Exploration Co.................................... 2,100   141,582
   *Newpark Resources, Inc..................................... 3,200    29,728
    Noble Energy, Inc.......................................... 1,700   169,456
    Occidental Petroleum Corp.................................. 3,600   353,448
    Oceaneering International, Inc............................. 3,400   146,880
   *Oil States International, Inc.............................. 1,589   128,232
   #Overseas Shipholding Group, Inc............................   800    19,472
   *OYO Geospace Corp..........................................   200    20,286
  #*Pacific Ethanol, Inc.......................................   200       171
    Panhandle Oil & Gas, Inc...................................   200     6,556
   *Parker Drilling Co......................................... 4,100    25,994
  #*Patriot Coal Corp.......................................... 2,600    49,166
    Patterson-UTI Energy, Inc.................................. 4,700   152,891
    Peabody Energy Corp........................................ 1,200    68,964
    Penn Virginia Corp.........................................   950    12,464
   *Petrohawk Energy Corp...................................... 4,991   190,606
   *Petroleum Development Corp.................................   700    25,424
  #*PetroQuest Energy, Inc..................................... 1,300    10,569
   *PHI, Inc...................................................   205     4,414
   *Pioneer Drilling Co........................................ 2,600    42,302
   #Pioneer Natural Resources Co............................... 3,200   297,568
   *Plains Exploration & Production Co......................... 3,300   128,733
    QEP Resources, Inc......................................... 5,000   219,150
   *Quicksilver Resources, Inc................................. 3,982    56,345
  #*RAM Energy Resources, Inc..................................   900       891
   #Range Resources Corp....................................... 2,000   130,320
   *Rex Energy Corp............................................ 1,400    15,498
   *Rosetta Resources, Inc..................................... 1,300    67,301

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
Energy -- (Continued)
   *Rowan Cos., Inc.........................................  3,287 $   128,752
   #RPC, Inc................................................  3,750      88,575
  #*SandRidge Energy, Inc...................................  9,999     115,188
    Schlumberger, Ltd....................................... 14,192   1,282,531
    SEACOR Holdings, Inc....................................    800      80,288
  #*Seahawk Drilling, Inc...................................    274       1,173
   *SemGroup Corp. Class A..................................  1,268      29,519
   #Ship Finance International, Ltd.........................    600       9,540
    SM Energy Co............................................  1,900     143,165
    Southern Union Co.......................................  1,417      60,931
   *Southwestern Energy Co..................................  2,500     111,400
    Spectra Energy Corp.....................................  5,900     159,418
   *Stone Energy Corp.......................................  1,400      45,444
    Sunoco, Inc.............................................  2,023      82,235
   *Superior Energy Services, Inc...........................  2,400      99,576
   *Swift Energy Corp.......................................  1,300      49,530
    Teekay Corp.............................................  2,863      79,448
   *Tesco Corp..............................................    431       9,163
   *Tesoro Petroleum Corp...................................  4,500     109,305
   *Tetra Technologies, Inc.................................  2,500      32,175
   *TGC Industries, Inc.....................................    330       2,429
    Tidewater, Inc..........................................  1,901     103,300
   *Toreador Resources Corp.................................    448       1,676
   *Triangle Petroleum Corp.................................  1,300       9,698
  #*Tri-Valley Corp.........................................    700         336
  #*Ultra Petroleum Corp....................................  1,500      70,230
   *Union Drilling, Inc.....................................    600       6,690
   *Unit Corp...............................................  1,900     114,019
  #*Uranium Energy Corp.....................................    800       2,688
   *USEC, Inc...............................................  2,800       9,548
   *VAALCO Energy, Inc......................................  1,100       7,326
   *Venoco, Inc.............................................    668       8,490
   *Verenium Corp...........................................    300         480
   #W&T Offshore, Inc.......................................  1,900      51,490
   *Warren Resources, Inc...................................  2,000       8,140
   *Weatherford International, Ltd..........................    284       6,225
   *Western Refining, Inc...................................  3,000      61,290
   *Westmoreland Coal Co....................................    400       6,148
   *Whiting Petroleum Corp..................................  2,600     152,360
   *Willbros Group, Inc.....................................    800       7,360
    Williams Cos., Inc. (The)...............................  3,300     104,610
    World Fuel Services Corp................................  2,000      75,260
                                                                    -----------
Total Energy................................................         18,923,567
                                                                    -----------
Financials -- (13.0%)
    1st Source Corp.........................................    300       6,915
   *1st United Bancorp, Inc.................................    156         925
   *21st Century Holding Co.................................    200         532
    Abington Bancorp, Inc...................................    500       4,955
    ACE, Ltd................................................  2,500     167,450
   *Affiliated Managers Group, Inc..........................    600      62,598
   *Affirmative Insurance Holdings, Inc.....................    100         225
    Aflac, Inc..............................................  3,079     141,819
   *Allegheny Corp..........................................    208      68,517
   *Allied World Assurance Co. Holdings AG..................    600      32,670
    Allstate Corp. (The)....................................  5,200     144,144
    Alterra Capital Holdings, Ltd...........................  1,403      30,571
   *Altisource Portfolio Solutions SA.......................    500      16,920
  .*Amcore Financial, Inc...................................    102          --
    American Equity Investment Life Holding Co..............  1,100      13,057
    American Express Co.....................................  8,000     400,320

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
   *American International Group, Inc.......................     900 $   25,830
    American National Insurance Co..........................     600     44,964
    Ameriprise Financial, Inc...............................   1,700     91,970
   *Ameris Bancorp..........................................     203      2,054
   *AMERISAFE, Inc..........................................     500     10,755
    AmTrust Financial Services, Inc.........................   1,200     27,864
    AON Corp................................................   1,959     94,267
   *Arch Capital Group, Ltd.................................   3,000    101,400
    Argo Group International Holdings, Ltd..................     400     11,760
    Arrow Financial Corp....................................     212      5,109
   *Aspen Insurance Holdings, Ltd...........................   1,240     32,116
   *Asset Acceptance Capital Corp...........................     900      4,446
    Associated Banc-Corp....................................   3,903     53,276
    Assurant, Inc...........................................   1,400     49,868
    Assured Guaranty, Ltd...................................   3,300     46,695
    Asta Funding, Inc.......................................     300      2,361
    Astoria Financial Corp..................................   2,100     24,465
   *Atlantic Coast Financial Corp...........................      39        213
    Axis Capital Holdings, Ltd..............................   2,400     76,488
   #BancFirst Corp..........................................     200      7,628
   *Bancorp, Inc............................................     400      3,600
   #BancorpSouth, Inc.......................................   2,000     27,080
   *BancTrust Financial Group, Inc..........................     200        474
    Bank Mutual Corp........................................     600      2,226
    Bank of America Corp.................................... 128,591  1,248,619
  .*Bank of Florida Corp....................................     200         --
    Bank of Hawaii Corp.....................................     600     26,886
   *Bank of Montreal........................................     282     17,721
    Bank of New York Mellon Corp. (The).....................  12,000    301,320
    Bank of the Ozarks, Inc.................................     300     15,585
   *BankAtlantic Bancorp, Inc...............................     826        851
    BankFinancial Corp......................................     500      4,075
    Banner Corp.............................................     131      2,426
    BB&T Corp...............................................   6,405    164,480
   *Beneficial Mutual Bancorp, Inc..........................   1,400     10,962
   *Berkshire Hathaway, Inc.................................     500     37,085
    Berkshire Hills Bancorp, Inc............................     317      6,949
   #BGC Partners, Inc. Class A..............................     800      6,552
    BlackRock, Inc..........................................     700    124,922
    BOK Financial Corp......................................   1,338     72,867
    Boston Private Financial Holdings, Inc..................   1,400      9,702
    Brookline Bancorp, Inc..................................   1,300     11,115
    Brown & Brown, Inc......................................   1,700     37,077
    Calamos Asset Management, Inc...........................     500      6,810
    Camden National Corp....................................     200      6,394
    Capital City Bank Group, Inc............................     200      2,062
    Capital One Financial Corp..............................   4,600    219,880
    CapitalSource, Inc......................................   7,360     47,546
    Capitol Federal Financial, Inc..........................   1,810     20,706
    Cardinal Financial Corp.................................     600      6,438
    Cash America International, Inc.........................     700     39,172
    Cathay General Bancorp..................................   1,500     20,790
   *CB Richard Ellis Group, Inc.............................   3,900     85,020
   *CBOE Holdings, Inc......................................      40        922
    Center Bancorp, Inc.....................................     336      3,373
   *Center Financial Corp...................................     200      1,232
    CenterState Banks of Florida, Inc.......................     500      3,265
    Charles Schwab Corp. (The)..............................   5,400     80,622
    Chemical Financial Corp.................................     500      9,485
    Chubb Corp..............................................   3,100    193,688
   #Cincinnati Financial Corp...............................   2,412     65,920

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
   *CIT Group, Inc...........................................  3,355 $  133,328
    Citigroup, Inc........................................... 30,960  1,187,006
   *Citizens, Inc............................................  1,000      6,880
   #City Holding Co..........................................    300      9,381
   #City National Corp.......................................    900     48,312
    Clifton Savings Bancorp, Inc.............................    300      3,045
    CNA Financial Corp.......................................  4,446    122,443
   *CNO Financial Group, Inc.................................  6,200     45,570
   #CoBiz Financial, Inc.....................................    800      4,920
   #Cohen & Steers, Inc......................................    402     15,891
    Columbia Banking System, Inc.............................    600     10,566
  #*Comerica, Inc............................................  4,213    134,938
    Commerce Bancshares, Inc.................................  1,585     64,842
   #Community Bank System, Inc...............................    700     17,612
    Community Trust Bancorp, Inc.............................    100      2,712
   *CompuCredit Holdings Corp................................    318        951
   *Cowen Group, Inc.........................................    800      3,160
   *Credit Acceptance Corp...................................    700     55,517
    Cullen Frost Bankers, Inc................................  1,000     53,880
    CVB Financial Corp.......................................  2,300     22,287
   #Delphi Financial Group, Inc. Class A.....................    900     24,228
    Dime Community Bancshares, Inc...........................    700      9,835
    Discover Financial Services..............................  2,453     62,821
  #*Dollar Financial Corp....................................    750     16,208
    Donegal Group, Inc. Class A..............................    500      6,010
   *Doral Financial Corp.....................................  1,100      1,925
    Duff & Phelps Corp.......................................    300      3,417
    East West Bancorp, Inc...................................  2,700     50,112
    Eastern Insurance Holdings, Inc..........................    200      2,676
   #Eaton Vance Corp.........................................    600     16,092
    Edelman Financial Group, Inc.............................    800      6,104
   *eHealth, Inc.............................................    500      6,475
   #EMC Insurance Group, Inc.................................    300      5,601
    Employers Holdings, Inc..................................    600      8,916
   *Encore Bancshares, Inc...................................    200      2,398
   *Encore Capital Group, Inc................................    600     16,410
    Endurance Specialty Holdings, Ltd........................    700     28,518
   *Enstar Group, Ltd........................................    300     31,692
    Enterprise Financial Services Corp.......................    100      1,395
    Erie Indemnity Co........................................    600     44,220
    ESSA Bancorp, Inc........................................    400      4,600
    Evercore Partners, Inc. Class A..........................    200      5,686
    Everest Re Group, Ltd....................................  1,100     90,332
   *EZCORP, Inc..............................................    900     29,952
   #F.N.B. Corp..............................................  2,400     24,000
    FBL Financial Group, Inc. Class A........................    800     25,184
    Fidelity National Financial, Inc.........................  4,800     78,240
    Fifth Third Bancorp......................................  6,601     83,503
    Financial Institutions, Inc..............................    300      5,031
   *First Acceptance Corp....................................  1,000      1,660
    First American Financial Corp............................     56        895
    First Bancorp............................................    200      1,970
    First Busey Corp.........................................    400      2,076
   *First Cash Financial Services, Inc.......................    600     25,962
    First Commonwealth Financial Corp........................    800      4,112
    First Community Bancshares, Inc..........................    400      5,036
   *First Defiance Financial Corp............................    200      2,932
    First Financial Bancorp..................................  1,300     20,813
   #First Financial Bankshares, Inc..........................    750     24,172
    First Financial Corp.....................................    100      3,309
    First Financial Holdings, Inc............................    300      2,493

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
   *First Financial Northwest, Inc...........................    400 $    1,964
    First Merchants Corp.....................................    300      2,685
    First Midwest Bancorp, Inc...............................  1,600     19,072
    First Niagara Financial Group, Inc.......................  7,119     87,208
    First Pactrust Bancorp, Inc..............................     50        740
   *First Place Financial Corp...............................    400        304
   *First Security Group, Inc................................    400        184
    First South Bancorp, Inc.................................    200        870
    FirstMerit Corp..........................................  2,104     30,739
    Flagstone Reinsurance Holdings SA........................  1,406     12,527
    Flushing Financial Corp..................................    600      7,392
  #*Forest City Enterprises, Inc. Class A....................  5,008     90,194
    Fox Chase Bancorp, Inc...................................     35        468
    Franklin Resources, Inc..................................  1,300    165,048
    Fulton Financial Corp....................................  4,000     40,600
    Gallagher (Arthur J.) & Co...............................  2,000     56,240
    GAMCO Investors, Inc.....................................    100      4,837
   *Genworth Financial, Inc. Class A......................... 10,100     84,032
    German American Bancorp, Inc.............................    200      3,354
    GFI Group, Inc...........................................  2,300     10,442
    Glacier Bancorp, Inc.....................................    300      3,942
   *Gleacher & Co., Inc......................................  1,900      3,249
   *Global Indemnity P.L.C...................................    450      9,373
    Goldman Sachs Group, Inc. (The)..........................  5,282    712,912
    Great Southern Bancorp, Inc..............................    300      5,478
   *Greene Bancshares, Inc...................................    201        519
   #Greenhill & Co., Inc.....................................    300     13,212
   *Greenlight Capital Re, Ltd...............................    700     17,332
   *Guaranty Bancorp.........................................    600        834
   *Hallmark Financial Services, Inc.........................    500      3,370
    Hampden Bancorp, Inc.....................................    100      1,326
    Hancock Holding Co.......................................    992     32,686
   *Hanmi Financial Corp.....................................  1,100      1,166
    Hanover Insurance Group, Inc.............................  1,200     43,452
    Harleysville Group, Inc..................................    700     21,154
   *Harris & Harris Group, Inc...............................  1,200      6,120
    Hartford Financial Services Group, Inc...................  6,700    156,914
    HCC Insurance Holdings, Inc..............................  2,600     78,338
    Heartland Financial USA, Inc.............................    361      5,794
  #*Heritage Commerce Corp...................................    200        998
    Heritage Financial Group, Inc............................    167      1,967
   *HFF, Inc.................................................    394      5,949
   *Hilltop Holdings, Inc....................................  1,400     12,250
    Home Bancshares, Inc.....................................    668     15,745
    Home Federal Bancorp, Inc................................    290      3,100
    Horace Mann Educators Corp...............................    900     13,104
    IBERIABANK Corp..........................................    500     25,485
    Independence Holding Co..................................    300      2,694
   #Independent Bank Corp....................................    400     10,620
    Interactive Brokers Group, Inc...........................    800     12,112
   *IntercontinentalExchange, Inc............................    500     61,650
    International Bancshares Corp............................  1,700     28,594
  #*INTL FCStone, Inc........................................    459     10,548
    Invesco, Ltd.............................................  8,700    192,966
   *Investment Technology Group, Inc.........................    900     10,953
   *Investors Bancorp, Inc...................................    746     10,325
    Janus Capital Group, Inc.................................  1,800     15,192
    Jefferies Group, Inc.....................................  2,500     47,275
    JMP Group, Inc...........................................    400      2,936
    Jones Lang LaSalle, Inc..................................  1,200    102,144
    JPMorgan Chase & Co...................................... 46,254  1,870,974

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Financials -- (Continued)
   #KBW, Inc...................................................    600 $ 10,260
    Kearny Financial Corp......................................  1,000    9,370
    Kennedy-Wilson Holdings, Inc...............................     24      289
    KeyCorp.................................................... 15,335  123,293
   *Knight Capital Group, Inc..................................  2,100   23,751
    Lakeland Bancorp, Inc......................................    525    5,224
    Lakeland Financial Corp....................................    300    6,765
    Legg Mason, Inc............................................  2,900   85,318
    Leucadia National Corp.....................................  1,407   47,374
   #Life Partners Holdings, Inc................................    313    1,534
    Lincoln National Corp......................................  3,900  103,350
    M&T Bank Corp..............................................  2,041  176,016
    MainSource Financial Group, Inc............................    200    1,848
   *Markel Corp................................................    200   80,084
    MarketAxess Holdings, Inc..................................    600   15,678
   *Marlin Business Services Corp..............................    300    3,744
    Marsh & McLennan Cos., Inc.................................  3,900  115,011
   *Maui Land & Pineapple Co., Inc.............................    400    2,076
   #MB Financial, Inc..........................................  1,200   24,228
   *MBIA, Inc..................................................  2,600   23,920
   *MBT Financial Corp.........................................    300      408
    Meadowbrook Insurance Group, Inc...........................  1,600   15,040
    Medallion Financial Corp...................................    300    2,784
    Mercury General Corp.......................................  1,300   48,282
   *Meridian Interstate Bancorp, Inc...........................    400    5,352
    MetLife, Inc............................................... 10,100  416,221
   *MF Global Holdings, Ltd....................................  2,600   19,162
   *MGIC Investment Corp.......................................  1,100    4,378
    Montpelier Re Holdings, Ltd................................  1,800   31,068
    Moody's Corp...............................................  1,397   49,747
    Morgan Stanley............................................. 15,792  351,372
   *MSCI, Inc..................................................  1,126   39,962
  #*Nara Bancorp, Inc..........................................    800    6,424
   *National Financial Partners Corp...........................    700    7,931
    National Interstate Corp...................................    500   11,205
    National Penn Bancshares, Inc..............................  2,700   21,708
   *Navigators Group, Inc. (The)...............................    400   18,856
   #NBT Bancorp, Inc...........................................    700   15,428
    Nelnet, Inc. Class A.......................................  1,100   22,176
   *NeoStem, Inc...............................................    200      170
    New Westfield Financial, Inc...............................    700    5,670
   #New York Community Bancorp, Inc............................  3,800   51,414
   *NewBridge Bancorp..........................................    300    1,443
   *NewStar Financial, Inc.....................................  1,100   11,704
    Northeast Community Bancorp, Inc...........................    300    1,998
    Northern Trust Corp........................................  2,700  121,244
   #Northfield Bancorp, Inc....................................  1,000   13,700
    Northwest Bancshares, Inc..................................  2,050   25,194
    OceanFirst Financial Corp..................................    200    2,690
   *Ocwen Financial Corp.......................................  2,100   27,069
    Old National Bancorp.......................................  2,000   20,400
    Old Republic International Corp............................  3,585   37,427
  #*Old Second Bancorp, Inc....................................    300      381
   *OmniAmerican Bancorp, Inc..................................     68      996
    OneBeacon Insurance Group, Ltd.............................    600    7,644
    optionsXpress Holdings, Inc................................  1,100   16,610
    Oriental Financial Group, Inc..............................    500    6,210
    Oritani Financial Corp.....................................  1,050   13,587
  #*Pacific Capital Bancorp....................................     92    2,758
    Pacific Continental Corp...................................    400    3,936
    PacWest Bancorp............................................    600   11,910

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Financials -- (Continued)
    Park National Corp.........................................   300  $ 18,492
    PartnerRe, Ltd............................................. 1,500   100,230
  #*Penson Worldwide, Inc......................................   700     2,142
    Peoples Bancorp, Inc.......................................   300     3,579
    People's United Financial, Inc.............................   290     3,677
   *PHH Corp................................................... 1,400    26,264
   *Phoenix Cos., Inc. (The)................................... 2,600     6,240
   *PICO Holdings, Inc.........................................   400    10,924
  #*Pinnacle Financial Partners, Inc...........................   500     7,625
   *Piper Jaffray Cos., Inc....................................   400    11,792
    Platinum Underwriters Holdings, Ltd........................ 1,100    37,785
  #*PMI Group, Inc. (The)...................................... 1,900     1,900
    PNC Financial Services Group, Inc.......................... 4,700   255,163
   *Popular, Inc............................................... 4,383    10,519
  #*Portfolio Recovery Associates, Inc.........................   400    32,372
    Primerica, Inc.............................................    86     1,859
   *Primus Guaranty, Ltd.......................................   500     3,155
    Principal Financial Group, Inc............................. 3,726   102,949
   #PrivateBancorp, Inc........................................   500     5,895
   *ProAssurance Corp..........................................   700    48,755
    Progressive Corp........................................... 5,490   108,043
    Prosperity Bancshares, Inc................................. 1,100    45,683
    Protective Life Corp....................................... 1,379    29,318
    Provident Financial Services, Inc.......................... 1,300    18,018
    Provident New York Bancorp................................. 1,000     7,540
    Prudential Financial, Inc.................................. 4,900   287,532
    QC Holdings, Inc...........................................   300     1,371
    Radian Group, Inc.......................................... 1,600     5,072
    Raymond James Financial, Inc............................... 2,100    66,696
    Regions Financial Corp..................................... 8,722    53,117
    Reinsurance Group of America, Inc.......................... 1,192    69,386
    RenaissanceRe Holdings, Ltd................................   800    55,672
    Renasant Corp..............................................   400     6,120
    Republic Bancorp, Inc. Class A.............................     8       145
   *Republic First Bancorp, Inc................................   300       636
    Resource America, Inc......................................   300     1,761
   *Riverview Bancorp, Inc.....................................   100       303
   #RLI Corp...................................................   400    25,260
    Rockville Financial, Inc...................................   606     6,151
   *Rodman & Renshaw Capital Group, Inc........................   700     1,071
    Roma Financial Corp........................................   600     5,862
    S&T Bancorp, Inc...........................................   600    11,412
    S.Y. Bancorp, Inc..........................................   100     2,271
   *Safeguard Scientifics, Inc.................................   400     7,284
    Safety Insurance Group, Inc................................   300    12,180
    Sandy Spring Bancorp, Inc..................................   400     7,148
    SCBT Financial Corp........................................   300     8,784
    SeaBright Holdings, Inc....................................   700     6,363
   *Seacoast Banking Corp. of Florida..........................    92       145
    SEI Investments Co......................................... 1,500    29,670
    Selective Insurance Group, Inc............................. 1,100    18,029
   *Signature Bank.............................................   800    47,328
    Simmons First National Corp................................   300     7,248
   *Southern Community Financial Corp..........................   300       450
    Southside Bancshares, Inc..................................   344     6,822
  #*Southwest Bancorp, Inc.....................................   200     1,240
    StanCorp Financial Group, Inc.............................. 1,100    36,586
    State Auto Financial Corp..................................   900    14,922
    State Bancorp, Inc.........................................   200     2,600
    State Street Corp.......................................... 5,300   219,791
    StellarOne Corp............................................   400     4,976

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
   #Sterling Bancorp.........................................    500 $    4,725
   #Stewart Information Services Corp........................    300      3,180
   *Stifel Financial Corp....................................    916     34,771
   #Suffolk Bancorp..........................................    100      1,212
   *Sun Bancorp, Inc.........................................    210        655
    SunTrust Banks, Inc......................................  4,780    117,062
    Susquehanna Bancshares, Inc..............................  2,000     15,060
   *SVB Financial Group......................................    800     48,816
    SWS Group, Inc...........................................    700      3,815
    Synovus Financial Corp...................................  1,900      3,477
    T. Rowe Price Group, Inc.................................  1,700     96,560
    TCF Financial Corp.......................................  2,600     33,072
    TD Ameritrade Holding Corp...............................  2,939     53,960
   *Tejon Ranch Co...........................................    151      4,846
   *Texas Capital Bancshares, Inc............................    700     19,131
   *TFS Financial Corp.......................................  2,500     23,600
   *Thomas Properties Group, Inc.............................    455      1,479
   *TIB Financial Corp.......................................     11        143
    Tompkins Financial Corp..................................    220      8,888
    Torchmark Corp...........................................  1,050     42,410
    Tower Bancorp, Inc.......................................    200      5,298
   #Tower Group, Inc.........................................    800     18,288
   #TowneBank................................................    300      3,918
    Transatlantic Holdings, Inc..............................    700     35,847
    Travelers Cos., Inc. (The)...............................  5,900    325,267
   *Tree.com, Inc............................................     63        351
   #TriCo Bancshares.........................................    400      5,928
    Trustco Bank Corp........................................  1,800      8,316
    Trustmark Corp...........................................  1,600     34,864
    U.S. Bancorp............................................. 17,841    464,936
    UMB Financial Corp.......................................    800     33,200
    Umpqua Holdings Corp.....................................  2,200     24,992
   #United Bankshares, Inc...................................    300      7,158
   *United Community Banks, Inc..............................    183      2,000
    United Financial Bancorp, Inc............................    400      6,236
    United Fire & Casualty Co................................    600     10,290
    Unitrin, Inc.............................................  1,300     36,621
    Universal Insurance Holdings, Inc........................  1,000      4,270
    Univest Corp. of Pennsylvania............................    220      3,271
   #Unum Group...............................................  6,800    165,852
    Validus Holdings, Ltd....................................  2,156     57,328
   #Valley National Bancorp..................................  2,818     37,057
    ViewPoint Financial Group................................    840     10,937
   *Virginia Commerce Bancorp, Inc...........................    400      2,548
   *Virtus Investment Partners, Inc..........................    105      8,249
    Waddell & Reed Financial, Inc............................    900     33,030
    Washington Banking Co....................................    400      5,188
    Washington Federal, Inc..................................  2,700     45,657
    Washington Trust Bancorp, Inc............................    300      6,834
   *Waterstone Financial, Inc................................    700      1,764
    Webster Financial Corp...................................  1,800     36,756
    Wells Fargo & Co......................................... 63,482  1,773,687
    WesBanco, Inc............................................    500     10,275
    West Bancorporation, Inc.................................    300      2,991
   *West Coast Bancorp.......................................    159      2,589
    Westamerica Bancorporation...............................    500     23,465
  #*Western Alliance Bancorp.................................  1,400      9,842
    White Mountains Insurance Group, Ltd.....................    200     84,278
   *Wilshire Bancorp, Inc....................................    600      1,980
   #Wintrust Financial Corp..................................    500     17,090
   *World Acceptance Corp....................................    400     25,488

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
Financials -- (Continued)
   #WR Berkley Corp.........................................  1,600 $    49,264
    Xl Group P.L.C..........................................  5,000     102,600
   *Yadkin Valley Financial Corp............................    200         372
    Zions Bancorporation....................................  2,895      63,400
   *ZipRealty, Inc..........................................    700       1,897
                                                                    -----------
Total Financials............................................         20,065,396
                                                                    -----------
Health Care -- (10.3%)
   *Abaxis, Inc.............................................    400       9,488
    Abbott Laboratories..................................... 11,100     569,652
   *ABIOMED, Inc............................................    800      13,208
   *Accuray, Inc............................................  1,081       7,459
    Aetna, Inc..............................................  5,700     236,493
   *Agilent Technologies, Inc...............................  3,400     143,344
   *Air Methods Corp........................................    300      21,030
  #*Alere, Inc..............................................  1,900      56,031
   *Align Technology, Inc...................................    800      17,592
   *Alkermes, Inc...........................................  1,900      32,756
    Allergan, Inc...........................................  3,200     260,192
   *Alliance HealthCare Services, Inc.......................    900       3,249
   *Allied Healthcare International, Inc....................  1,000       3,820
   *Allscripts Healthcare Solutions, Inc....................  3,240      58,806
   *Almost Family, Inc......................................    200       5,054
   *Alphatec Holdings, Inc..................................  1,200       3,504
  #*Amedisys, Inc...........................................    600      15,516
   *American Dental Partners, Inc...........................    200       2,324
   *AMERIGROUP Corp.........................................  1,200      66,000
   *Amgen, Inc..............................................  4,538     248,229
   *AMN Healthcare Services, Inc............................    700       5,642
   *Amsurg Corp.............................................    707      17,979
    Analogic Corp...........................................    200      10,758
   *AngioDynamics, Inc......................................    400       5,532
   *Anika Therapeutics, Inc.................................    100         643
   *Ardea Biosciences, Inc..................................    109       2,551
   *Arqule, Inc.............................................    300       1,680
   #Assisted Living Concepts, Inc...........................    340       5,328
  #*athenahealth, Inc.......................................    200      11,758
   *AtriCure, Inc...........................................    100       1,217
  #*AVANIR Pharmaceuticals, Inc.............................     63         236
   *AVEO Pharmaceuticals, Inc...............................    600      11,466
    Bard (C.R.), Inc........................................    700      69,076
    Baxter International, Inc...............................  4,200     244,314
    Becton Dickinson & Co...................................  1,700     142,137
   *BioClinica, Inc.........................................    200         936
   *BioCryst Pharmaceuticals, Inc...........................    600       2,040
   *Biogen Idec, Inc........................................  2,800     285,236
  #*Bio-Reference Labs, Inc.................................    400       7,976
   *BioScrip, Inc...........................................    600       4,308
   *Boston Scientific Corp.................................. 24,618     176,265
  #*Bovie Medical Corp......................................    300         780
    Bristol-Myers Squibb Co................................. 17,431     499,572
   *Brookdale Senior Living, Inc............................  4,201      89,859
   *Bruker BioSciences Corp.................................  1,000      17,220
   *Capital Senior Living Corp..............................    800       7,032
    Cardinal Health, Inc....................................  2,600     113,776
  #*Cardium Therapeutics, Inc...............................    250          56
   *Catalyst Health Solutions, Inc..........................    900      58,977
   *Celgene Corp............................................  2,600     154,180
   *Centene Corp............................................  1,200      39,372
  #*Cephalon, Inc...........................................  1,000      79,940
  #*Cepheid, Inc............................................    411      15,519

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Health Care -- (Continued)
  #*Cerner Corp................................................ 1,200  $ 79,788
    Cigna Corp................................................. 6,900   343,413
   *Codexis, Inc...............................................   251     2,259
   *Community Health Systems, Inc.............................. 2,119    54,755
    Computer Programs & Systems, Inc...........................   184    13,506
   *Conceptus, Inc.............................................   400     4,556
   *CONMED Corp................................................   500    13,000
   *Continucare Corp........................................... 1,400     8,848
    Cooper Cos., Inc........................................... 1,100    84,139
   *Corvel Corp................................................   100     4,615
    Covidien P.L.C............................................. 2,900   147,291
   *Cross Country Healthcare, Inc..............................   700     4,837
   *CryoLife, Inc..............................................   900     5,193
  #*Cubist Pharmaceuticals, Inc................................ 1,300    44,161
  #*Curis, Inc.................................................   900     3,141
   *Cutera, Inc................................................   200     1,622
   *Cyberonics, Inc............................................   400    10,856
   *Cynosure, Inc. Class A.....................................   200     2,602
   *Cytokinetics, Inc.......................................... 1,100     1,386
   *DaVita, Inc................................................ 1,300   108,602
    DENTSPLY International, Inc................................ 1,200    45,468
   *DexCom, Inc................................................   267     3,786
   *Dyax Corp..................................................   400       656
   *Edwards Lifesciences Corp.................................. 1,200    85,620
    Eli Lilly & Co............................................. 5,500   210,650
   *Emdeon, Inc. Class A.......................................   490     7,595
   *Emeritus Corp..............................................   662    13,008
   *Endo Pharmaceuticals Holdings, Inc......................... 2,100    78,225
  .*Endo Pharmaceuticals Solutions.............................   300       330
    Ensign Group, Inc..........................................   400    11,360
   *Exactech, Inc..............................................   300     5,127
   *Express Scripts, Inc....................................... 3,800   206,188
   *Five Star Quality Care, Inc................................   400     1,980
  .*Fresenius Kabi Pharmaceuticals Holding, Inc................ 2,200        --
   *Furiex Pharmaceuticals, Inc................................   175     3,318
  #*Genomic Health, Inc........................................   200     5,370
   *Gen-Probe, Inc............................................. 1,000    60,550
   *Gentiva Health Services, Inc...............................   600    10,794
   *Gilead Sciences, Inc....................................... 5,300   224,508
   *Haemonetics Corp...........................................   700    45,850
  #*Halozyme Therapeutics, Inc.................................   800     5,552
   *Hanger Orthopedic Group, Inc...............................   700    14,707
   *Harvard Bioscience, Inc....................................   400     2,024
   *Health Management Associates, Inc.......................... 5,500    52,250
   *Health Net, Inc............................................ 1,611    45,301
   *HealthSouth Corp........................................... 2,200    53,680
   *Healthspring, Inc.......................................... 1,400    57,456
   *HealthStream, Inc..........................................   600     8,124
   *Healthways, Inc............................................   800    11,944
   *Henry Schein, Inc.......................................... 1,451    96,433
  #*Hi-Tech Pharmacal Co., Inc.................................   200     5,658
   *HMS Holdings Corp..........................................   300    22,680
   *Hologic, Inc............................................... 4,769    88,560
   *Hospira, Inc............................................... 2,030   103,774
    Humana, Inc................................................ 2,800   208,824
   *ICU Medical, Inc...........................................   200     8,496
   *Idenix Pharmaceuticals, Inc................................   600     4,008
  #*IDEXX Laboratories, Inc....................................   800    66,352
   *Illumina, Inc..............................................   600    37,470
   *Immucor, Inc............................................... 1,700    45,050
   *Impax Laboratories, Inc.................................... 1,400    29,652

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Health Care -- (Continued)
   *Infinity Pharmaceuticals, Inc............................    418 $    3,762
  #*Insulet Corp.............................................     63      1,239
   *Integra LifeSciences Holdings Corp.......................    400     18,028
   *IntegraMed America, Inc..................................    300      2,745
  #*Intuitive Surgical, Inc..................................    200     80,110
    Invacare Corp............................................    800     23,984
   *IPC The Hospitalist Co...................................    300     13,569
   *IRIS International, Inc..................................    400      4,136
   *ISTA Pharmaceuticals, Inc................................  1,000      4,970
    Johnson & Johnson........................................ 23,875  1,546,861
   *Kensey Nash Corp.........................................    100      2,620
   *Kindred Healthcare, Inc..................................  1,079     20,328
   *Kinetic Concepts, Inc....................................  1,600    107,104
   *Lannet Co., Inc..........................................    400      1,900
   *LCA-Vision, Inc..........................................    500      2,105
    LeMaitre Vascular, Inc...................................    500      3,310
   *LHC Group, Inc...........................................    400      9,112
   *Life Technologies Corp...................................  3,100    139,593
   *LifePoint Hospitals, Inc.................................  2,231     82,770
   #Lincare Holdings, Inc....................................  1,650     42,224
   *Magellan Health Services, Inc............................    900     46,890
    Masimo Corp..............................................    395     10,973
    McKesson Corp............................................  1,900    154,128
   *MedAssets, Inc...........................................  1,200     15,204
   *MedCath Corp.............................................    400      5,248
   *Medco Health Solutions, Inc..............................  4,414    277,552
   *Medical Action Industries, Inc...........................    300      2,286
   *Medicines Co. (The)......................................  1,200     17,976
    Medicis Pharmaceutical Corp. Class A.....................  1,400     52,052
   *Medidata Solutions, Inc..................................    200      4,086
   *Mednax, Inc..............................................  1,200     81,792
   *MedQuist Holdings, Inc...................................    600      8,034
    MEDTOX Scientific, Inc...................................    200      3,122
    Medtronic, Inc........................................... 10,268    370,161
    Merck & Co., Inc......................................... 37,396  1,276,325
   *Merge Healthcare, Inc....................................    500      2,540
   #Meridian Bioscience, Inc.................................    261      5,638
   *Merit Medical Systems, Inc...............................    750     11,752
   *Metropolitan Health Networks, Inc........................    900      5,094
  #*Micromet, Inc............................................    252      1,426
  .*MiddleBrook Pharmaceuticals, Inc.........................    500         35
   *Molina Healthcare, Inc...................................  1,050     23,782
   *MWI Veterinary Supply, Inc...............................    230     20,484
   *Mylan, Inc...............................................  4,113     93,694
   *Myrexis, Inc.............................................    200        678
   *Myriad Genetics, Inc.....................................  2,200     46,794
   #National Healthcare Corp.................................    300     14,271
   *Natus Medical, Inc.......................................    600      6,918
  #*NeurogesX, Inc...........................................    300        717
   *Novavax, Inc.............................................    700      1,309
  #*NuVasive, Inc............................................    700     20,034
   *NxStage Medical, Inc.....................................    692     12,733
    Omnicare, Inc............................................  2,800     85,400
   *Omnicell, Inc............................................    600     10,266
   *Onyx Pharmaceuticals, Inc................................  1,400     46,172
   *OraSure Technologies, Inc................................  1,200     11,040
   *Orthofix International N.V...............................    300     12,669
  #*Osiris Therapeutics, Inc.................................    164      1,173
    Owens & Minor, Inc.......................................  1,500     45,750
   *Palomar Medical Technologies, Inc........................    400      3,968
   *Parexel International Corp...............................  1,200     24,636

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Health Care -- (Continued)
    Patterson Cos., Inc......................................  2,796 $   86,229
   *PDI, Inc.................................................    200      1,494
    PerkinElmer, Inc.........................................  3,600     88,056
    Pfizer, Inc.............................................. 65,034  1,251,254
    Pharmaceutical Products Development Service, Inc.........  3,000     86,490
   *Pharmasset, Inc..........................................    300     36,414
   *PharMerica Corp..........................................    500      6,385
   *Progenics Pharmaceuticals, Inc...........................    500      2,730
   *Providence Service Corp..................................    300      3,555
   *PSS World Medical, Inc...................................  1,200     28,716
   #Quality Systems, Inc.....................................    400     36,544
    Quest Diagnostics, Inc...................................  2,692    145,395
  #*Quidel Corp..............................................    600      8,976
   *RadNet, Inc..............................................    700      2,625
   *Regeneration Technologies, Inc...........................  1,200      3,948
  #*ResMed, Inc..............................................    800     24,232
   *Rochester Medical Corp...................................    200      1,792
   *Rockwell Medical Technologies, Inc.......................    300      3,213
  #*Sangamo BioSciences, Inc.................................    600      3,252
   *SciClone Pharmaceuticals, Inc............................  1,444      9,270
   *Select Medical Holdings Corp.............................  1,116      8,761
   *Sirona Dental Systems, Inc...............................  1,200     60,696
   *Skilled Healthcare Group, Inc............................    500      4,400
   *Solta Medical, Inc.......................................    930      2,269
   *SonoSite, Inc............................................    200      6,532
   *Spectranetics Corp.......................................    600      4,158
  #*Spectrum Pharmaceuticals, Inc............................    900      9,540
    St. Jude Medical, Inc....................................  1,500     69,750
  #*Staar Surgical Co........................................    500      2,275
   *Stereotaxis, Inc.........................................  1,300      4,225
    Steris Corp..............................................  1,400     48,986
    Stryker Corp.............................................  1,700     92,378
   *Sun Healthcare Group, Inc................................    400      2,800
  #*Sunrise Senior Living, Inc...............................  1,000      8,820
   *SurModics, Inc...........................................    200      2,200
   *Symmetry Medical, Inc....................................    800      7,704
   *Synovis Life Technologies, Inc...........................    200      3,334
   *Targacept, Inc...........................................     88      1,799
   *Team Health Holdings, Inc................................  1,108     24,387
   *Theragenics Corp.........................................    600      1,026
  #*Theravance, Inc..........................................    545     11,652
   *Thermo Fisher Scientific, Inc............................  2,900    174,261
   *Thoratec Corp............................................  1,500     50,535
   *TranS1, Inc..............................................    300      1,386
   *Transcend Services, Inc..................................    200      5,812
   *Triple-S Management Corp.................................    500     10,785
    U.S. Physical Therapy, Inc...............................    200      4,816
    UnitedHealth Group, Inc.................................. 16,000    794,080
   *Universal American Corp..................................  1,900     18,069
   *Vascular Solutions, Inc..................................    200      2,612
  #*VCA Antech, Inc..........................................  1,500     29,310
   *Vertex Pharmaceuticals, Inc..............................  1,000     51,860
   *Viropharma, Inc..........................................  1,300     23,504
  #*Warner Chilcott P.L.C....................................  1,500     31,530
   *Waters Corp..............................................    600     52,734
   *Watson Pharmaceuticals, Inc..............................  2,200    147,686
   *WellCare Health Plans, Inc...............................  1,000     43,850
    WellPoint, Inc...........................................  4,300    290,465
   #West Pharmaceutical Services, Inc........................    600     26,322
    Young Innovations, Inc...................................    200      5,796
   *Zimmer Holdings, Inc.....................................  1,644     98,673

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ -----------
Health Care -- (Continued)
   *Zoll Medical Corp.......................................   400  $    27,864
                                                                    -----------
Total Health Care...........................................         15,829,540
                                                                    -----------
Industrials -- (12.6%)
   *3D Systems Corp......................................... 1,000       21,410
    3M Co................................................... 2,700      235,278
   #A.O. Smith Corp......................................... 1,700       70,499
   #AAON, Inc...............................................   450       10,206
    AAR Corp................................................   700       20,538
    ABM Industries, Inc..................................... 1,500       33,750
   *Acacia Technologies Group...............................   600       25,752
   *ACCO Brands Corp........................................ 1,300       11,141
   #Aceto Corp..............................................   600        3,660
    Actuant Corp. Class A...................................   900       22,239
    Acuity Brands, Inc......................................   600       29,214
   *Advisory Board Co. (The)................................   300       16,062
   *Aecom Technology Corp................................... 4,952      122,512
  #*Aerovironment, Inc......................................   400       11,532
   *AGCO Corp............................................... 2,800      132,776
   *Air Transport Services Group, Inc....................... 1,000        4,980
    Aircastle, Ltd.......................................... 2,100       24,045
    Alamo Group, Inc........................................   200        4,782
  #*Alaska Air Group, Inc...................................   300       18,336
    Albany International Corp...............................   600       15,942
    Alexander & Baldwin, Inc................................   100        4,821
  #*Allegiant Travel Co.....................................   300       12,909
    Alliant Techsystems, Inc................................   900       58,707
   *Altra Holdings, Inc.....................................   800       17,792
   *Amerco, Inc.............................................   300       27,042
   *American Railcar Industries, Inc........................   400        9,356
   *American Reprographics Co............................... 1,200        8,196
    American Science & Engineering, Inc.....................   100        8,113
    American Woodmark Corp..................................   400        6,648
    Ameron International Corp...............................   200       17,018
    Ametek, Inc.............................................   900       38,250
    Ampco-Pittsburgh Corp...................................   100        2,605
   *APAC Customer Services, Inc.............................   500        4,205
   #Apogee Enterprises, Inc................................. 1,300       14,885
    Applied Industrial Technologies, Inc.................... 1,400       44,688
   *Argan, Inc..............................................   200        2,074
   #Arkansas Best Corp......................................   400        9,624
   *Armstrong World Industries, Inc.........................   782       30,889
   *Astec Industries, Inc................................... 1,000       37,520
   *Astronics Corp..........................................   200        6,378
   *Atlas Air Worldwide Holdings, Inc.......................   500       26,195
    Avery Dennison Corp..................................... 1,900       59,945
   *Avis Budget Group, Inc.................................. 1,500       22,665
    AZZ, Inc................................................   300       15,009
   *Babcock & Wilcox Co. (The).............................. 1,500       37,470
    Badger Meter, Inc.......................................   300       10,947
   #Barnes Group, Inc....................................... 1,250       30,438
    Barrett Business Services, Inc..........................   200        2,984
   *BE Aerospace, Inc....................................... 2,700      107,460
   *Beacon Roofing Supply, Inc.............................. 1,500       32,070
    Belden, Inc.............................................   900       33,165
   *Blount International, Inc...............................   700       11,641
   *BlueLinx Holdings, Inc.................................. 1,115        2,509
    Boeing Co. (The)........................................ 3,300      232,551
    Brady Co. Class A....................................... 1,550       45,880
    Briggs & Stratton Corp.................................. 1,800       30,852
   #Brink's Co. (The).......................................   800       23,872

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
   *Broadwind Energy, Inc...................................... 1,700  $  2,244
   *Builders FirstSource, Inc..................................   800     1,840
    C.H. Robinson Worldwide, Inc...............................   300    21,693
   *CAI International, Inc.....................................   400     7,020
    Carlisle Cos., Inc......................................... 1,800    77,814
    Cascade Corp...............................................   300    14,997
   *Casella Waste Systems, Inc.................................   900     5,661
    Caterpillar, Inc........................................... 5,100   503,829
  #*CBIZ, Inc.................................................. 1,400    10,444
    CDI Corp...................................................   500     6,480
   *CECO Environmental Corp....................................   600     4,536
   *Celadon Group, Inc.........................................   500     6,840
   *Cenveo, Inc................................................ 1,000     5,790
   *Ceradyne, Inc..............................................   600    19,446
   *Chart Industries, Inc......................................   300    15,918
    Chase Corp.................................................   200     2,804
    Cintas Corp................................................ 2,700    87,885
    CIRCOR International, Inc..................................   300    12,975
    CLAROC, Inc................................................ 1,400    61,684
   *Clean Harbors, Inc......................................... 1,200    63,300
   *Coleman Cable, Inc.........................................   200     2,636
   *Colfax Corp................................................ 1,000    27,070
   *Columbus McKinnon Corp.....................................   500     8,225
    Comfort Systems USA, Inc...................................   900     9,396
   *Commercial Vehicle Group, Inc..............................   700     7,420
   *Consolidated Graphics, Inc.................................   300    15,477
    Con-way, Inc...............................................   800    29,296
    Cooper Industries P.L.C.................................... 3,200   167,392
   *Copart, Inc................................................ 1,800    78,210
    Corporate Executive Board Co...............................   400    16,260
   *Corrections Corp. of America............................... 2,800    60,088
   *CoStar Group, Inc..........................................   260    15,278
    Courier Corp...............................................   400     3,844
    Covanta Holding Corp....................................... 3,100    53,568
   *CRA International, Inc.....................................   400    10,752
    Crane Co................................................... 1,104    51,137
    CSX Corp................................................... 4,800   117,936
    Cubic Corp.................................................   600    29,124
    Cummins, Inc............................................... 3,800   398,544
    Curtiss-Wright Corp........................................   400    12,784
    Danaher Corp............................................... 2,600   127,686
    Deere & Co................................................. 2,800   219,828
   *Delta Air Lines, Inc....................................... 2,500    19,725
    Deluxe Corp................................................   700    16,478
   *DigitalGlobe, Inc..........................................   300     7,836
   *Dollar Thrifty Automotive Group, Inc.......................   500    36,020
    Donaldson Co., Inc......................................... 2,000   110,760
    Douglas Dynamics, Inc......................................   144     2,187
    Dover Corp................................................. 2,600   157,222
    Ducommun, Inc..............................................   200     4,400
   #Dun & Bradstreet Corp. (The)............................... 1,415   102,658
   *DXP Enterprises, Inc.......................................   200     5,438
   *Dycom Industries, Inc...................................... 1,000    17,040
    Dynamic Materials Corp.....................................   497    10,536
  #*Eagle Bulk Shipping, Inc................................... 1,000     2,360
    Eaton Corp................................................. 6,200   297,290
   *EMCOR Group, Inc........................................... 2,200    61,424
    Emerson Electric Co........................................ 7,600   373,084
   #Encore Wire Corp...........................................   600    13,206
   *Ener1, Inc................................................. 1,300     1,118
  #*Energy Conversion Devices, Inc.............................   800       840

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
   *Energy Recovery, Inc....................................   1,000 $    3,070
    EnergySolutions, Inc....................................   2,300     11,638
   *EnerSys.................................................   1,200     38,376
    Ennis, Inc..............................................     700     12,278
   *EnPro Industries, Inc...................................     500     23,120
    Equifax, Inc............................................   2,400     82,464
    ESCO Technologies, Inc..................................   1,318     45,708
   *Esterline Technologies Corp.............................     900     68,733
    Expeditors International of Washington, Inc.............     900     42,948
   *Exponent, Inc...........................................     300     12,543
   #Fastenal Co.............................................   3,900    131,235
    Federal Signal Corp.....................................     700      4,046
   #FedEx Corp..............................................   1,525    132,492
   *Flanders Corp...........................................     600      1,980
   *Flow International Corp.................................     800      2,728
    Flowserve Corp..........................................     500     49,690
    Fluor Corp..............................................   2,137    135,764
   #Forward Air Corp........................................     400     12,464
   *Franklin Covey Co.......................................     400      4,480
    Franklin Electric Co., Inc..............................     500     21,825
   *Freightcar America, Inc.................................     400      9,872
  #*FTI Consulting, Inc.....................................     752     27,290
   *Fuel Tech, Inc..........................................     500      3,180
   *FuelCell Energy, Inc....................................   1,200      1,596
   *Furmanite Corp..........................................     400      3,136
    G & K Services, Inc. Class A............................     500     17,035
    Gardner Denver Machinery, Inc...........................   1,300    110,877
  #*Genco Shipping & Trading, Ltd...........................     400      2,504
   *Gencor Industries, Inc..................................     300      2,322
   *GenCorp, Inc............................................     500      2,830
   *Generac Holdings, Inc...................................   1,850     34,318
   *General Cable Corp......................................   1,700     67,609
    General Dynamics Corp...................................   3,300    224,862
    General Electric Co..................................... 128,312  2,298,068
   *Genesee & Wyoming, Inc..................................     800     44,032
   *GEO Group, Inc. (The)...................................   1,720     35,776
   *GeoEye, Inc.............................................     300     11,988
   *Gibraltar Industries, Inc...............................   1,000     10,280
   *Global Power Equipment Group, Inc.......................     464     12,050
    Goodrich Corp...........................................     600     57,084
   #Gorman-Rupp Co. (The)...................................     500     16,290
   *GP Strategies Corp......................................     300      3,885
    Graco, Inc..............................................     700     30,751
   *Graftech International, Ltd.............................   2,200     42,372
    Graham Corp.............................................     200      3,936
    Granite Construction, Inc...............................     462     10,802
    Great Lakes Dredge & Dock Corp..........................   1,700     10,115
   *Greenbrier Cos., Inc....................................     900     18,108
   *Griffon Corp............................................   1,490     14,080
   *H&E Equipment Services, Inc.............................   1,100     13,200
    Hardinge, Inc...........................................     200      2,190
    Harsco Corp.............................................   2,204     60,412
   *Hawaiian Holdings, Inc..................................     800      3,760
    Healthcare Services Group, Inc..........................     963     15,109
    Heartland Express, Inc..................................   2,200     33,704
   #HEICO Corp..............................................     312     16,305
    HEICO Corp. Class A.....................................     625     23,125
   #Heidrick & Struggles International, Inc.................     505     13,433
    Herman Miller, Inc......................................     900     20,709
   *Hertz Global Holdings, Inc..............................   3,300     46,431
   *Hexcel Corp.............................................   1,000     23,940

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
   *Hill International, Inc.................................... 1,100  $  5,907
   #HNI Corp...................................................   700    14,637
  #*Hoku Corp..................................................   300       444
   #Horizon Lines, Inc.........................................   500       525
   #Houston Wire & Cable Co....................................   600     9,546
   *Hub Group, Inc. Class A....................................   500    17,740
    Hubbell, Inc. Class B...................................... 1,336    79,452
   *Hudson Highland Group, Inc.................................   800     4,792
   *Huntington Ingalls Industries, Inc.........................   316    10,580
   *Hurco Cos., Inc............................................   200     5,884
   *Huron Consulting Group, Inc................................   500    16,185
   *ICF International, Inc.....................................   742    17,333
    IDEX Corp.................................................. 2,400    99,552
   *IHS, Inc...................................................   600    44,214
   *II-VI, Inc................................................. 1,200    30,036
    Illinois Tool Works, Inc................................... 2,600   129,480
    Ingersoll-Rand P.L.C....................................... 4,512   168,839
  #*InnerWorkings, Inc.........................................   800     5,864
   *Innovative Solutions & Support, Inc........................   300     1,605
   *Insituform Technologies, Inc............................... 1,000    20,050
    Insperity, Inc.............................................   500    14,610
    Insteel Industries, Inc....................................   400     4,584
   *Integrated Electrical Services, Inc........................   300       993
    Interface, Inc. Class A.................................... 1,785    28,596
   *Interline Brands, Inc......................................   800    13,384
    International Shipholding Corp.............................   200     4,118
    Intersections, Inc.........................................   400     7,768
   #Iron Mountain, Inc......................................... 2,400    75,912
    ITT Industries, Inc........................................ 5,000   266,700
    J.B. Hunt Transport Services, Inc..........................   700    31,668
   *Jacobs Engineering Group, Inc.............................. 3,800   148,732
  #*JetBlue Airways Corp....................................... 4,700    22,513
    John Bean Technologies Corp................................   408     7,205
    Joy Global, Inc............................................   800    75,136
    Kaman Corp. Class A........................................   400    14,248
   *Kansas City Southern....................................... 1,400    83,090
   *KAR Auction Services, Inc..................................   563    10,010
    Kaydon Corp................................................ 1,300    46,345
    KBR, Inc................................................... 4,012   143,028
   *Kelly Services, Inc. Class A...............................   800    12,520
    Kennametal, Inc............................................ 1,419    55,951
   *Kforce, Inc................................................   600     8,268
    Kimball International, Inc. Class B........................   900     5,400
   *Kirby Corp................................................. 2,083   121,481
    Knight Transportation, Inc................................. 1,800    28,332
    Knoll, Inc................................................. 1,000    18,250
   *Korn/Ferry International................................... 1,200    25,848
  #*Kratos Defense & Security Solutions, Inc...................   518     5,626
    L-3 Communications Holdings, Inc........................... 1,468   116,148
    Landstar System, Inc.......................................   400    17,940
   *Layne Christensen Co.......................................   700    20,517
   *LECG Corp..................................................   400        14
    Lennox International, Inc..................................   600    22,188
    Lincoln Electric Holdings, Inc............................. 2,000    68,440
   #Lindsay Corp...............................................   186    11,774
   *LMI Aerospace, Inc.........................................   200     4,598
   #Lockheed Martin Corp....................................... 1,800   136,314
    LSI Industries, Inc........................................   600     4,992
   *Lydall, Inc................................................   500     6,040
   *M&F Worldwide Corp.........................................   400    10,024
   *Magnetek, Inc..............................................   500       900

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
    Manitowoc Co., Inc. (The).................................. 3,800  $ 53,162
    Manpower, Inc.............................................. 1,781    89,976
    Marten Transport, Ltd......................................   400     8,228
   #Masco Corp................................................. 9,400    99,170
   *MasTec, Inc................................................ 1,000    20,880
    McGrath Rentcorp...........................................   600    15,618
   *Meritor, Inc............................................... 1,248    16,848
   *Metalico, Inc..............................................   800     4,384
    Met-Pro Corp...............................................   500     5,270
   *Michael Baker Corp.........................................   200     4,172
  #*Microvision, Inc........................................... 1,000     1,090
   *Middleby Corp..............................................   500    42,240
    Miller Industries, Inc.....................................   400     6,552
   #Mine Safety Appliances Co..................................   700    23,884
   *Mistras Group, Inc.........................................   654    11,157
   *Mobile Mini, Inc........................................... 1,000    21,110
   *Moog, Inc.................................................. 1,317    53,931
    MSC Industrial Direct Co., Inc. Class A....................   700    43,246
    Mueller Industries, Inc....................................   900    33,777
    Mueller Water Products, Inc................................ 3,600    11,772
    Multi-Color Corp...........................................   200     5,386
   *MYR Group, Inc.............................................   600    14,574
    NACCO Industries, Inc. Class A.............................   100     9,088
   *Navigant Consulting, Inc................................... 1,200    14,124
   *Navistar International Corp................................ 2,200   112,882
   *NN, Inc....................................................   300     3,534
    Nordson Corp............................................... 1,600    81,648
    Norfolk Southern Corp...................................... 3,600   272,520
    Northrop Grumman Corp...................................... 2,600   157,326
   *Northwest Pipe Co..........................................   100     3,005
   *Ocean Power Technologies, Inc..............................   200       658
   *Old Dominion Freight Line, Inc............................. 1,600    59,280
   *Omega Flex, Inc............................................    93     1,206
   *On Assignment, Inc......................................... 1,100    11,220
   *Orbital Sciences Corp...................................... 1,300    22,516
   *Orion Energy Systems, Inc..................................   600     2,202
   *Orion Marine Group, Inc....................................   400     3,476
   *Oshkosh Corp............................................... 1,700    42,194
   *Owens Corning, Inc......................................... 2,900   103,182
   *P.A.M. Transportation Services, Inc........................   100       970
    PACCAR, Inc................................................ 2,000    85,620
  #*Pacer International, Inc...................................   200     1,068
    Pall Corp.................................................. 1,100    54,538
    Parker Hannifin Corp....................................... 2,200   173,844
   *Park-Ohio Holdings Corp....................................   300     5,703
    Pentair, Inc............................................... 3,000   110,430
   *PGT, Inc...................................................   625     1,162
   *Pike Electric Corp.........................................   700     6,153
   *Pinnacle Airlines Corp.....................................   200       798
   #Pitney Bowes, Inc.......................................... 2,500    53,875
  #*PMFG, Inc..................................................   300     5,631
   *Polypore International, Inc................................   200    13,600
   *Powell Industries, Inc.....................................   100     3,854
   *PowerSecure International, Inc.............................   500     3,425
    Primoris Services Corp..................................... 1,253    15,287
   *Quality Distribution, Inc..................................   400     4,600
    Quanex Building Products Corp..............................   400     6,268
   *Quanta Services, Inc....................................... 5,133    95,063
   #R. R. Donnelley & Sons Co.................................. 6,100   114,741
   *RailAmerica, Inc........................................... 1,782    26,516
    Raven Industries, Inc......................................   300    15,849

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
    Raytheon Co................................................  3,600 $161,028
   *RBC Bearings, Inc..........................................    300   11,391
    Regal-Beloit Corp..........................................  1,133   68,694
    Resources Connection, Inc..................................    900   11,718
   *Roadrunner Transportation Systems, Inc.....................    166    2,561
    Robbins & Myers, Inc.......................................  1,157   55,814
    Robert Half International, Inc.............................  1,500   41,070
    Rockwell Automation, Inc...................................  2,200  157,872
    Rockwell Collins, Inc......................................  1,800   99,162
    Rollins, Inc...............................................  1,650   31,498
    Roper Industries, Inc......................................  1,420  115,915
  #*RSC Holdings, Inc..........................................  1,800   21,492
   *Rush Enterprises, Inc. Class A.............................    600   11,994
    Ryder System, Inc..........................................  2,000  112,640
   *Saia, Inc..................................................     67    1,010
   *Sauer-Danfoss, Inc.........................................  1,100   52,250
    Schawk, Inc................................................    600    9,474
  #*School Specialty, Inc......................................    400    4,808
   *SFN Group, Inc.............................................  1,200   16,704
   *Shaw Group, Inc............................................  2,501   64,726
    Simpson Manufacturing Co., Inc.............................  1,777   50,289
    SkyWest, Inc...............................................    900   11,574
   *SL Industries, Inc.........................................    100    2,436
    Snap-on, Inc...............................................  2,200  125,092
    Southwest Airlines Co...................................... 19,513  194,349
   *Spirit Aerosystems Holdings, Inc...........................  3,000   61,470
    SPX Corp...................................................  1,540  115,870
   *Standard Parking Corp......................................    200    3,328
   #Standard Register Co.......................................    600    1,800
    Standex International Corp.................................    300    9,657
    Stanley Black & Decker, Inc................................  3,257  214,213
   #Steelcase, Inc. Class A....................................  3,895   38,677
  #*Stericycle, Inc............................................    300   24,636
   *Sterling Construction Co., Inc.............................    400    5,120
    Sun Hydraulics, Inc........................................    300    8,553
   *SunPower Corp. Class B.....................................    334    5,063
   *SYKES Enterprises, Inc.....................................    948   18,296
    TAL International Group, Inc...............................  1,000   30,940
   *Taser International, Inc...................................  1,400    5,754
   *Team, Inc..................................................    400   10,700
   *Tecumseh Products Co. Class A..............................    400    4,088
   *Teledyne Technologies, Inc.................................    600   32,538
    Tennant Co.................................................    400   17,124
   *Terex Corp.................................................  3,700   82,177
   *Tetra Tech, Inc............................................  1,400   30,800
    Textainer Group Holdings, Ltd..............................  1,200   31,140
   #Textron, Inc...............................................  2,300   53,199
   *Thomas & Betts Corp........................................  1,600   78,048
    Timken Co..................................................  2,900  126,643
   #Titan International, Inc...................................    699   17,664
   *Titan Machinery, Inc.......................................    600   15,846
    Toro Co....................................................    500   26,915
    Towers Watson & Co.........................................    700   42,805
   *Trailer Bridge, Inc........................................    100      140
   *TransDigm Group, Inc.......................................  1,000   90,070
   *TRC Cos., Inc..............................................    500    2,790
   *Trex Co., Inc..............................................    400    8,432
   *TriMas Corp................................................    800   19,176
   #Trinity Industries, Inc....................................  1,300   38,727
    Triumph Group, Inc.........................................    800   43,072
   *TrueBlue, Inc..............................................  1,000   15,010

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ -----------
Industrials -- (Continued)
    Tutor Perini Corp.......................................  1,100 $    17,358
    Twin Disc, Inc..........................................    200       7,600
   #Tyco International, Ltd.................................  7,804     345,639
   *Ultralife Corp..........................................    200         940
    UniFirst Corp...........................................    300      16,455
   *United Continental Holdings, Inc........................  4,185      75,832
    United Parcel Service, Inc..............................  4,739     328,034
  #*United Rentals, Inc.....................................  1,063      24,460
    United Stationers, Inc..................................  1,100      35,299
    United Technologies Corp................................  9,300     770,412
    Universal Forest Products, Inc..........................    500      14,735
   *Universal Truckload Services, Inc.......................    200       3,180
   *UQM Technologies, Inc...................................    500       1,030
   *URS Corp................................................  2,226      90,888
   *US Airways Group, Inc...................................  1,400       8,736
    US Ecology, Inc.........................................    200       3,378
   *USA Truck, Inc..........................................    200       2,264
  #*USG Corp................................................  1,700      19,346
    UTi Worldwide, Inc......................................  1,500      24,255
    Valmont Industries, Inc.................................    501      48,772
   *Verisk Analytics, Inc. Class A..........................    680      22,644
    Viad Corp...............................................    300       6,219
    Vicor Corp..............................................    600       8,442
   *Volt Information Sciences, Inc..........................    500       4,550
    VSE Corp................................................    200       4,210
   #W.W. Grainger, Inc......................................    405      60,090
    Wabtec Corp.............................................  1,100      70,972
   #Waste Connections, Inc..................................  3,088      99,557
    Watsco, Inc. Class A....................................    600      35,508
    Watts Water Technologies, Inc...........................    600      20,118
   *WCA Waste Corp..........................................    110         626
   #Werner Enterprises, Inc.................................  1,300      30,615
  #*WESCO International, Inc................................  1,100      55,759
    Woodward, Inc...........................................  1,400      48,300
                                                                    -----------
Total Industrials...........................................         19,534,366
                                                                    -----------
Information Technology -- (14.1%)
   *Accelrys, Inc...........................................  1,375       9,996
   *Accenture P.L.C. Class A................................  5,761     340,706
   *ACI Worldwide, Inc......................................    400      14,464
   *Acorn Energy, Inc.......................................    200         968
   *Actuate Corp............................................    700       4,249
   *Acxiom Corp.............................................  1,500      20,610
   *Adobe Systems, Inc......................................  4,650     128,898
   *ADPT Corp...............................................  3,000       8,910
    Adtran, Inc.............................................  1,100      36,399
   *Advanced Analogic Technologies, Inc.....................    500       3,025
  #*Advanced Micro Devices, Inc............................. 15,900     116,706
  #*Advent Software, Inc....................................  1,200      27,876
  #*Alliance Data Systems Corp..............................    400      39,336
   *Alpha & Omega Semiconductor, Ltd........................    136       1,529
    Altera Corp.............................................  1,600      65,408
   *Amdocs, Ltd.............................................  3,700     116,661
    American Software, Inc. Class A.........................    400       3,424
  #*Amtech Systems, Inc.....................................    200       3,590
    Analog Devices, Inc.....................................  1,700      58,480
   *Anaren, Inc.............................................    200       4,002
  #*Ancestry.com, Inc.......................................  1,167      41,557
   *ANSYS, Inc..............................................    400      20,240
  #*AOL, Inc................................................  2,064      35,460
   *Apple, Inc..............................................  8,953   3,495,967

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (Continued)
    Applied Materials, Inc..................................... 18,900 $232,848
   *Ariba, Inc.................................................  1,700   56,219
   *Arris Group, Inc...........................................  2,000   24,000
   *Arrow Electronics, Inc.....................................    600   20,850
  #*Aruba Networks, Inc........................................    500   11,475
  #*AsiaInfo-Linkage, Inc......................................  2,500   38,200
   *Autodesk, Inc..............................................  3,207  110,321
    Automatic Data Processing, Inc.............................  2,000  102,980
    Avago Technologies, Ltd....................................    700   23,541
   *Aviat Networks, Inc........................................    873    3,378
   *Avid Technology, Inc.......................................    600    7,854
   *Avnet, Inc.................................................  2,800   82,040
   *Aware, Inc.................................................    500    1,775
   *Benchmark Electronics, Inc.................................  1,500   21,975
   *BigBand Networks, Inc......................................  1,000    1,950
   #Blackbaud, Inc.............................................    700   17,780
  #*Blackboard, Inc............................................    330   14,375
   *Blue Coat Systems, Inc.....................................    400    8,060
   *BMC Software, Inc..........................................  1,300   56,186
   *Bottomline Technologies, Inc...............................    400    9,316
   *Broadcom Corp..............................................  2,452   90,896
    Broadridge Financial Solutions, Inc........................  2,600   59,956
   *Brocade Communications Systems, Inc........................  5,500   30,140
   *BTU International, Inc.....................................    200    1,434
    CA, Inc.................................................... 10,250  228,575
   *CACI International, Inc....................................    900   53,172
  #*Cadence Design Systems, Inc................................  2,600   26,858
   *CalAmp Corp................................................    700    2,639
   *Calix, Inc.................................................  1,100   20,174
  #*Callidus Software, Inc.....................................    400    2,056
   *Cardtronics, Inc...........................................    700   16,086
   *Cascade Microtech, Inc.....................................    300    1,608
   *Checkpoint Systems, Inc....................................    331    5,197
   *China Information Technology, Inc..........................    600    1,278
   *Ciber, Inc.................................................  2,092   10,502
    Cisco Sytems, Inc.......................................... 50,186  801,470
   *Citrix Systems, Inc........................................    500   36,020
   *Clearfield, Inc............................................    600    4,830
    Cognex Corp................................................    600   20,370
   *Cognizant Technology Solutions Corp........................  1,915  133,801
   *Cogo Group, Inc............................................    700    3,297
   *Coherent, Inc..............................................    600   28,818
    Communications Systems, Inc................................    300    5,364
   *CommVault Systems, Inc.....................................    300   11,616
    Computer Sciences Corp.....................................  1,513   53,379
   *Computer Task Group, Inc...................................    100    1,289
   *Compuware Corp.............................................  6,680   64,529
   *comScore, Inc..............................................    600   13,086
    Comtech Telecommunications Corp............................    300    8,085
   *Comverge, Inc..............................................    500    1,590
  #*Concur Technologies, Inc...................................    600   27,264
  #*Constant Contact, Inc......................................     82    1,552
   *Convergys Corp.............................................  4,300   53,492
   *Convio, Inc................................................    118    1,199
   *CoreLogic, Inc.............................................    500    7,890
    Corning, Inc...............................................  4,015   63,879
   *Cray, Inc..................................................    500    3,020
  #*Cree, Inc..................................................  1,300   42,718
   *CSG Systems International, Inc.............................    500    8,880
    CTC Media, Inc.............................................    700   14,742
   *Cypress Semiconductor Corp.................................  4,600   94,668

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (Continued)
   *Datalink Corp..............................................    200 $  2,068
    DDi Corp...................................................    400    3,292
   *DealerTrack Holdings, Inc..................................    600   13,914
   *Dell, Inc.................................................. 18,800  305,312
   *Deltek, Inc................................................    600    4,296
  #*DemandTec, Inc.............................................    300    2,148
  #*DG FastChannel, Inc........................................    400   11,304
   *Dice Holdings, Inc.........................................  1,300   17,927
   *Diebold, Inc...............................................  1,331   40,249
   *Digi International, Inc....................................    700   10,003
   *Digimarc Corp..............................................     88    3,494
   *Digital River, Inc.........................................  1,136   28,968
    DST Systems, Inc...........................................    700   35,833
   *Dynamics Research Corp.....................................    300    3,627
    Earthlink, Inc.............................................  2,100   16,884
   *eBay, Inc..................................................  8,900  291,475
  #*Ebix, Inc..................................................    600   11,814
   *Echelon Corp...............................................    700    5,803
  #*Echo Global Logistics, Inc.................................    716   10,711
   *Electronic Arts, Inc.......................................  1,700   37,825
   *Electronics for Imaging, Inc...............................    500    8,605
   *EMC Corp................................................... 16,721  436,084
   *EMS Technologies, Inc......................................    100    3,288
   *Emulex Corp................................................  1,300   10,985
  #*Entropic Communications, Inc...............................    924    6,172
    EPIQ Systems, Inc..........................................    800   10,336
   *ePlus, Inc.................................................    400   10,612
   *Equinix, Inc...............................................    616   64,354
   *Euronet Worldwide, Inc.....................................    868   14,895
   *ExlService Holdings, Inc...................................    500   11,670
   *Extreme Networks...........................................    600    2,034
   *F5 Networks, Inc...........................................  1,000   93,480
   #FactSet Research Systems, Inc..............................    304   27,995
    Fair Isaac Corp............................................    900   26,775
   *FalconStor Software, Inc...................................    800    3,440
  #*First Solar, Inc...........................................    600   70,938
   *Fiserv, Inc................................................  1,000   60,360
    Forrester Research, Inc....................................    300    9,480
   *Fortinet, Inc..............................................  1,100   22,352
   *FSI International, Inc.....................................    700    1,981
   *Gartner Group, Inc.........................................  1,000   36,910
   *Genpact, Ltd...............................................    400    6,600
   *Global Cash Access, Inc....................................  1,500    4,215
    Global Payments, Inc.......................................    500   23,705
   *Globecomm Systems, Inc.....................................    300    4,188
   *Google, Inc................................................  1,113  671,907
   *GSI Group, Inc.............................................    415    4,660
   *GSI Technology, Inc........................................    600    3,852
   *Hackett Group, Inc.........................................    800    3,496
   *Harmonic, Inc..............................................    500    2,715
    Heartland Payment Systems, Inc.............................    405    8,521
    Hewlett-Packard Co......................................... 22,700  798,132
   *Hutchinson Technology, Inc.................................  1,000    3,130
   *Hypercom Corp..............................................    500    4,055
   *I.D. Systems, Inc..........................................    400    1,976
   *IAC/InterActiveCorp........................................  2,100   86,919
    iGATE Corp.................................................    600    8,994
   *iGo, Inc...................................................    500      880
   *Informatica Corp...........................................    900   46,017
   *InfoSpace, Inc.............................................    500    4,765
   *Ingram Micro, Inc. Class A.................................  2,500   46,375

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Information Technology -- (Continued)
   *Innodata Isogen, Inc.....................................    400 $    1,236
    Intel Corp............................................... 38,646    862,965
   *Interactive Intelligence Group...........................    100      3,801
    InterDigital, Inc........................................    326     22,250
   *Intermec, Inc............................................  1,600     17,248
   *Internap Network Services Corp...........................    900      5,598
    International Business Machines Corp.....................  7,250  1,318,412
    Intersil Corp. Class A...................................  2,300     27,715
   *Intevac, Inc.............................................    300      2,730
   *Intuit, Inc..............................................  3,000    140,100
   *IPG Photonics Corp.......................................    600     36,114
   *Itron, Inc...............................................  1,000     43,040
   *Ixia.....................................................    872      8,720
  #*j2 Global Communications, Inc............................  1,100     29,414
    Jabil Circuit, Inc.......................................  3,500     64,085
    Jack Henry & Associates, Inc.............................  1,600     46,320
   *JDA Software Group, Inc..................................  1,256     35,118
   *JDS Uniphase Corp........................................  5,567     73,206
   *Juniper Networks, Inc....................................  4,500    105,255
   *Kemet Corp...............................................    700      8,540
   *Kenexa Corp..............................................    400     10,228
    Keynote Systems, Inc.....................................    200      4,790
  #*KIT Digital, Inc.........................................    500      5,825
   *KVH Industries, Inc......................................    300      2,871
   *Lam Research Corp........................................  1,200     49,056
    Lender Processing Services, Inc..........................    600     11,298
   *Lexmark International, Inc...............................  2,000     67,140
   *Limelight Networks, Inc..................................  1,200      4,944
    Linear Technology Corp...................................  1,000     29,300
   *Lionbridge Technologies, Inc.............................    700      2,275
   *Liquidity Services, Inc..................................    500     12,090
   *LogMeIn, Inc.............................................      5        178
   *LoopNet, Inc.............................................    600     10,992
   *Loral Space & Communications, Inc........................    400     26,112
   *LSI Corp.................................................  7,161     52,705
   *Manhattan Associates, Inc................................    300     11,190
    ManTech International Corp. Class A......................    900     36,720
    Marchex, Inc.............................................    700      6,069
   *Marvell Technology Group, Ltd............................  1,700     25,194
    MasterCard, Inc. Class A.................................    400    121,300
    Maxim Integrated Products, Inc...........................  4,000     91,840
    Maximus, Inc.............................................    846     32,681
   *Maxwell Technologies, Inc................................    334      5,635
   *MEMC Electronic Materials, Inc...........................  2,500     18,550
   *MEMSIC, Inc..............................................    500      1,500
   *Mentor Graphics Corp.....................................  2,200     25,146
   *Micron Technology, Inc................................... 15,424    113,675
   *MICROS Systems, Inc......................................  1,400     68,558
    Microsoft Corp........................................... 61,952  1,697,485
   *MicroStrategy, Inc.......................................    200     31,874
    ModusLink Global Solutions, Inc..........................  1,100      4,609
    Molex, Inc. Class A......................................  1,600     31,600
   *MoneyGram International, Inc.............................  1,800      6,048
   *Monotype Imaging Holdings, Inc...........................    800     10,960
   *Motorola Mobility Holdings, Inc..........................  3,612     80,837
   *Motorola Solutions, Inc..................................  4,128    185,306
   *Nanometrics, Inc.........................................    586      9,898
    National Semiconductor Corp..............................  1,500     37,080
   *NCI, Inc. Class A........................................    100      2,148
   *NetApp, Inc..............................................  1,900     90,288
   *NETGEAR, Inc.............................................    400     13,164

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (Continued)
   *NetList, Inc...............................................    400 $    688
   *NetScout Systems, Inc......................................    700   10,675
   *NetSuite, Inc..............................................    449   17,605
   *Network Engines, Inc.......................................  1,000    1,340
   *Network Equipment Technologies, Inc........................    600    1,554
   *NeuStar, Inc...............................................  1,800   46,872
   *Novatel Wireless, Inc......................................    400    2,052
  #*Novellus Systems, Inc......................................  1,000   31,040
  #*Nuance Communications, Inc.................................  1,700   34,017
   *Nvidia Corp................................................  4,000   55,320
  #*Oclaro, Inc................................................    140      658
   *ON Semiconductor Corp......................................  5,000   43,450
   *Online Resources Corp......................................    500    1,780
   *Openwave Systems, Inc......................................  1,900    4,275
   *Oplink Communications, Inc.................................    300    5,064
    OPNET Technologies, Inc....................................    400   13,724
   *Opnext, Inc................................................    930    1,758
    Oracle Corp................................................ 26,475  809,606
   *OSI Systems, Inc...........................................    300   12,387
   *PAR Technology Corp........................................    300    1,158
   *Parametric Technology Corp.................................  2,100   43,659
   *PC-Tel, Inc................................................    226    1,469
   *Perceptron, Inc............................................    200    1,294
   *Perficient, Inc............................................    500    5,005
   *Pervasive Software, Inc....................................    400    2,936
    Plantronics, Inc...........................................    700   23,975
   *Plexus Corp................................................    800   23,608
   *PMC-Sierra, Inc............................................  3,700   25,863
   *Polycom, Inc...............................................  4,800  129,744
  #*Power-One, Inc.............................................  2,000   14,420
   *Progress Software Corp.....................................    900   21,690
    Pulse Electronics Corp.....................................    400    1,672
   *QLogic Corp................................................  2,200   33,374
    QUALCOMM, Inc.............................................. 12,700  695,706
   *Quantum Corp...............................................  2,500    6,575
   *Quest Software, Inc........................................  1,500   28,470
  #*Rackspace Hosting, Inc.....................................  1,136   45,440
   *Radiant Systems, Inc.......................................    700   19,733
   *RealNetworks, Inc..........................................  2,800    9,464
    Renaissance Learning, Inc..................................    200    2,570
    Richardson Electronics, Ltd................................    500    7,415
   *RightNow Technologies, Inc.................................    200    6,788
    Rimage Corp................................................    100    1,482
  #*Rosetta Stone, Inc.........................................    200    2,760
   *Rovi Corp..................................................    700   37,079
   *S1 Corp....................................................  1,200   11,280
   *Saba Software, Inc.........................................    600    4,656
   *SAIC, Inc..................................................  4,500   72,135
   *Sandisk Corp...............................................  3,154  134,140
   *Sanmina-SCI Corp...........................................  1,500   17,100
   *Sapient Corp...............................................  3,900   54,288
   *SeaChange International, Inc...............................    500    4,780
    Seagate Technology.........................................  5,800   80,562
   *ShoreTel, Inc..............................................    600    5,112
   *Silicon Graphics International Corp........................    600    8,562
  #*Silicon Laboratories, Inc..................................    626   22,167
   *Skyworks Solutions, Inc....................................    600   15,186
   *Smart Modular Technologies (WWH), Inc......................    900    8,100
   *Smith Micro Software, Inc..................................    600    2,136
   *SolarWinds, Inc............................................  1,500   32,265
    Solera Holdings, Inc.......................................    800   44,704

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (Continued)
   *Sonus Networks, Inc........................................  3,000 $  8,880
  #*Sourcefire, Inc............................................    400    9,832
   *Spansion, Inc. Class A.....................................  2,455   44,632
   *SRS Labs, Inc..............................................    400    3,540
   *SS&C Technologies Holdings, Inc............................    145    2,685
   *StarTek, Inc...............................................    200      720
   *STEC, Inc..................................................    900    9,153
   *Stratasys, Inc.............................................    200    5,100
   *SuccessFactors, Inc........................................    804   21,708
  #*SunPower Corp. Class A.....................................     12      236
   *Super Micro Computer, Inc..................................    300    4,227
   *Support.com, Inc...........................................  1,000    3,220
   *Sycamore Networks, Inc.....................................    500    9,850
   *Symantec Corp..............................................  6,600  125,796
  #*Synaptics, Inc.............................................    300    7,371
   *Synchronoss Technologies, Inc..............................    332    9,711
   *SYNNEX Corp................................................    300    8,496
   *Synopsys, Inc..............................................  3,100   74,307
    Syntel, Inc................................................    400   21,988
   *Take-Two Interactive Software, Inc.........................  1,500   20,235
   *Taleo Corp.................................................    261    8,639
   *TechTarget, Inc............................................    844    5,596
   *TeleCommunication Systems, Inc.............................    700    3,556
  #*TeleNav, Inc...............................................    909    9,117
   *TeleTech Holdings, Inc.....................................    800   15,832
    Tellabs, Inc............................................... 15,000   62,100
    Telular Corp...............................................    100      638
   *Teradata Corp..............................................  1,400   76,944
  #*Teradyne, Inc..............................................  5,400   72,846
    Tessco Technologies, Inc...................................    126    1,871
    Texas Instruments, Inc.....................................  7,900  235,025
    TheStreet, Inc.............................................    700    1,988
  #*THQ, Inc...................................................  1,500    3,998
   *TIBCO Software, Inc........................................  3,100   80,724
   *Tier Technologies, Inc.....................................    400    2,000
   *TNS, Inc...................................................    400    6,760
    Total System Services, Inc.................................    200    3,722
   *Transact Technologies, Inc.................................    300    3,483
   *Trimble Navigation, Ltd....................................  1,363   48,496
   *Tyler Technologies, Inc....................................    400   10,196
   *Ultimate Software Group, Inc...............................     51    2,773
   *Unisys Corp................................................  1,200   24,924
    United Online, Inc.........................................  1,700   10,149
  #*Universal Display Corp.....................................    301    9,003
  #*ValueClick, Inc............................................  1,800   32,508
   *VeriFone Systems, Inc......................................  1,200   47,244
   *Verint Systems, Inc........................................    624   21,228
   *Viasat, Inc................................................    500   22,465
   *Video Display Corp.........................................     37      152
   *Virnetx Holding Corp.......................................    700   21,287
   *Virtusa Corp...............................................    504    9,909
  #*Vishay Intertechnology, Inc................................  2,920   40,208
  #*Vishay Precision Group, Inc................................    335    5,712
   *VistaPrint N.V.............................................    499   13,323
   *VMware, Inc. Class A.......................................    500   50,170
   *Vocus, Inc.................................................    400   11,428
   *Web.com Group, Inc.........................................    400    3,476
  #*WebMD Health Corp..........................................    500   17,625
   *Websense, Inc..............................................    238    5,398
   *Western Digital Corp.......................................  4,200  144,732
   *Wright Express Corp........................................    700   34,440

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
Information Technology -- (Continued)
    Xerox Corp.............................................. 20,390 $   190,239
    Xilinx, Inc.............................................  2,300      73,830
   *XO Group, Inc...........................................    750       7,012
   *X-Rite, Inc.............................................  1,700       8,262
   *Yahoo!, Inc............................................. 13,771     180,400
   *Zebra Technologies Corp. Class A........................  1,200      48,000
   *Zix Corp................................................    600       2,304
   *Zygo Corp...............................................    300       3,600
                                                                    -----------
Total Information Technology................................         21,818,230
                                                                    -----------
Materials -- (5.1%)
    A. Schulman, Inc........................................  1,027      22,748
   *A.M. Castle & Co........................................    600      10,416
   *AEP Industries, Inc.....................................    100       2,708
    Air Products & Chemicals, Inc...........................  2,100     186,333
    Airgas, Inc.............................................  1,600     109,920
   #AK Steel Holding Corp...................................  1,500      18,225
    Albemarle Corp..........................................  1,200      79,896
    Alcoa, Inc.............................................. 11,200     164,976
    Allegheny Technologies, Inc.............................    942      54,815
   *Allied Nevada Gold Corp.................................  1,200      45,720
   #AMCOL International Corp................................    900      27,594
   *American Pacific Corp...................................    200       1,608
    American Vanguard Corp..................................    500       6,830
    AptarGroup, Inc.........................................  1,300      66,365
   *Arabian American Development Co.........................    500       2,225
    Ashland, Inc............................................  1,965     120,337
    Balchem Corp............................................    534      23,373
    Ball Corp...............................................  2,000      77,600
    Bemis Co., Inc..........................................  4,658     147,193
    Boise, Inc..............................................  3,993      27,671
    Buckeye Technologies, Inc...............................  1,950      52,436
    Cabot Corp..............................................  1,500      58,650
   *Calgon Carbon Corp......................................  2,500      37,225
    Carpenter Technology Corp...............................    700      40,208
    Celanese Corp. Class A..................................  1,300      71,669
   *Century Aluminum Co.....................................  3,100      40,362
    CF Industries Holdings, Inc.............................  1,475     229,097
   *Chemtura Corp...........................................  3,210      56,496
   *Clearwater Paper Corp...................................    200      15,128
    Cliffs Natural Resources, Inc...........................  1,400     125,748
   *Coeur d'Alene Mines Corp................................  1,900      51,851
    Commercial Metals Co....................................  1,400      20,314
    Compass Minerals International, Inc.....................    300      23,622
   *Contango ORE, Inc.......................................     50         750
   *Crown Holdings, Inc.....................................  1,500      57,615
    Deltic Timber Corp......................................    200      10,370
    Domtar Corp.............................................  1,600     127,920
    Dow Chemical Co. (The)..................................  9,500     331,265
    E.I. du Pont de Nemours & Co............................  5,700     293,094
    Eagle Materials, Inc....................................  1,100      27,335
    Eastman Chemical Co.....................................  1,000      96,590
    Ecolab, Inc.............................................  2,300     115,000
   *Ferro Corp..............................................  2,600      33,852
   *Flotek Industries, Inc..................................    200       1,886
    FMC Corp................................................    600      52,542
  #*General Moly, Inc.......................................    805       3,679
   *Georgia Gulf Corp.......................................    525      10,521
    Globe Specialty Metals, Inc.............................    561      12,948
   *Golden Minerals, Co.....................................    335       4,871
   *Graphic Packaging Holding Co............................ 10,744      53,183

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Materials -- (Continued)
    H.B. Fuller Co............................................. 2,600  $ 59,436
    Hawkins, Inc...............................................   200     6,884
    Haynes International, Inc..................................   300    18,792
   *Headwaters, Inc............................................ 1,600     3,664
   *Hecla Mining Co............................................ 3,700    28,749
   *Horsehead Holding Corp..................................... 2,358    26,339
    Huntsman Corp.............................................. 6,900   131,790
    Innophos Holdings, Inc.....................................   200     9,640
   *Innospec, Inc..............................................   700    22,484
    International Flavors & Fragrances, Inc....................   600    36,702
    International Paper Co..................................... 5,400   160,380
  #*Intrepid Potash, Inc....................................... 1,500    49,875
    Kaiser Aluminum Corp.......................................   150     8,373
   *KapStone Paper & Packaging Corp............................ 1,800    28,062
    KMG Chemicals, Inc.........................................   300     5,028
   *Kraton Performance Polymers, Inc...........................   972    35,089
    Kronos Worldwide, Inc...................................... 1,200    37,152
   *Landec Corp................................................   600     3,708
   *Louisiana-Pacific Corp..................................... 3,200    24,800
   *LSB Industries, Inc........................................   300    11,922
    Lubrizol Corp.............................................. 1,100   148,060
   #Martin Marietta Materials, Inc.............................   401    30,324
   *Materion Corp..............................................   400    15,248
    MeadWestavco Corp.......................................... 4,900   152,586
   *Mercer International, Inc.................................. 1,315    12,151
   *Metals USA Holdings Corp...................................   189     2,907
    Minerals Technologies, Inc.................................   700    45,346
    Monsanto Co................................................ 2,100   154,308
   *Mosaic Co. (The)........................................... 1,600   113,152
    Myers Industries, Inc......................................   800     9,520
    Nalco Holding Co........................................... 1,400    49,490
    Neenah Paper, Inc..........................................   600    12,114
    NewMarket Corp.............................................   200    32,804
    Newmont Mining Corp........................................ 2,923   162,548
   *Noranda Aluminum Holding Corp.............................. 2,079    28,857
    Nucor Corp................................................. 2,500    97,225
    Olin Corp.................................................. 2,600    54,366
    Olympic Steel, Inc.........................................   300     7,845
   *OM Group, Inc..............................................   500    18,140
   *Omnova Solutions, Inc...................................... 1,400     9,464
   *Owens-Illinois, Inc........................................ 2,000    46,340
    P.H. Glatfelter Co.........................................   900    13,581
    Packaging Corp. of America................................. 1,200    32,004
   *Penford Corp...............................................   200     1,162
    PPG Industries, Inc........................................ 1,300   109,460
    Praxair, Inc............................................... 2,800   290,192
    Quaker Chemical Corp.......................................   400    16,216
    Reliance Steel & Aluminum Co............................... 2,600   122,226
    Rock-Tenn Co. Class A...................................... 1,000    61,460
   *Rockwood Holdings, Inc..................................... 1,600    96,752
    Royal Gold, Inc............................................ 1,945   124,674
    RPM International, Inc..................................... 2,200    46,376
   *RTI International Metals, Inc..............................   400    12,828
   #Schweitzer-Maudoit International, Inc......................   300    16,833
   #Scotts Miracle-Gro Co. Class A (The)....................... 2,000   100,920
    Sealed Air Corp............................................ 5,900   127,027
   *Senomyx, Inc...............................................   500     2,610
    Sensient Technologies Corp................................. 2,776   103,045
   #Sherwin-Williams Co........................................ 1,300   100,321
    Sigma-Aldrich Corp......................................... 1,400    93,940
    Silgan Holdings, Inc....................................... 1,600    62,048

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Materials -- (Continued)
   *Solitario Exploration & Royalty Corp.....................  1,000 $    2,810
   *Solutia, Inc.............................................  2,400     51,456
    Sonoco Products Co.......................................  2,100     67,305
    Southern Copper Corp.....................................  4,100    140,056
   *Spartech Corp............................................  1,000      5,750
    Steel Dynamics, Inc......................................  3,343     52,218
    Stepan Co................................................    100      7,930
   *Stillwater Mining Co.....................................  2,300     35,190
    Synalloy Corp............................................    300      3,462
    Temple-Inland, Inc.......................................  4,100    123,082
   #Texas Industries, Inc....................................    700     27,027
    Titanium Metals Corp.....................................  4,200     74,718
  #*U.S. Gold Corp...........................................  1,356      8,611
   *United States Lime & Minerals, Inc.......................    200      8,248
   #United States Steel Corp.................................  1,800     71,982
   *Universal Stainless & Alloy Products, Inc................    400     17,876
    Valhi, Inc...............................................  1,400     75,908
    Valspar Corp.............................................  3,600    118,332
   #Vulcan Materials Co......................................  1,200     41,148
    Walter Energy, Inc.......................................    200     24,514
    Wausau Paper Corp........................................    900      6,642
    Westlake Chemical Corp...................................    700     36,225
   #Weyerhaeuser Co..........................................  9,238    184,668
    Worthington Industries, Inc..............................  2,700     56,619
   *Zoltek Cos., Inc.........................................    700      7,077
                                                                     ----------
Total Materials..............................................         7,946,973
                                                                     ----------
Other -- (0.0%)
 .#*Atlas Energy, Inc. Escrow Shares.........................  2,800         --
  .*J. Crew Group, Inc. Escrow Shares........................    700         --
                                                                     ----------
Total Other..................................................                --
                                                                     ----------
Telecommunication Services -- (2.7%)
    AboveNet, Inc............................................    800     48,712
   #Alaska Communications Systems Group, Inc.................    372      2,690
    AT&T, Inc................................................ 53,276  1,558,856
    Atlantic Tele-Network, Inc...............................    600     22,662
   *Cbeyond, Inc.............................................    600      6,738
   *CenturyLink, Inc.........................................  4,963    184,177
   *Cincinnati Bell, Inc.....................................  5,900     20,414
   *General Communications, Inc. Class A.....................  1,400     15,890
   *Global Crossing, Ltd.....................................  1,239     42,659
    HickoryTech Corp.........................................    380      4,058
    IDT Corp. Class B........................................    400      9,652
  #*Iridium Communications, Inc..............................  2,200     18,766
   *Leap Wireless International, Inc.........................  1,800     24,228
   *Level 3 Communications, Inc.............................. 23,775     51,830
   *MetroPCS Communications, Inc.............................  7,596    123,663
   *Neutral Tandem, Inc......................................  1,086     16,648
   *NII Holdings, Inc........................................  2,900    122,815
    NTELOS Holdings Corp.....................................  1,200     23,304
   *PAETEC Holding Corp......................................  3,400     15,028
   *Pendrell Corp............................................  1,567      4,388
   *Premiere Global Services, Inc............................  1,800     15,228
   *Primus Telecommunications Group, Inc.....................     72        980
   *SBA Communications Corp..................................  1,100     41,987
    Shenandoah Telecommunications Co.........................    800     12,688
   *Sprint Nextel Corp....................................... 46,550    196,906
    SureWest Communications..................................    500      6,560
    Telephone & Data Systems, Inc............................  1,200     34,032
    Telephone & Data Systems, Inc. Special Shares............  1,200     29,904

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Telecommunication Services -- (Continued)
   *tw telecom, inc..........................................  3,200 $   63,200
   *United States Cellular Corp..............................  1,000     44,190
    USA Mobility, Inc........................................    700     11,557
    Verizon Communications, Inc.............................. 35,325  1,246,619
   *Vonage Holdings Corp.....................................  2,100      8,421
    Windstream Corp..........................................  6,465     78,938
                                                                     ----------
Total Telecommunication Services.............................         4,108,388
                                                                     ----------
Utilities -- (3.3%)
   *AES Corp................................................. 18,391    226,393
   #AGL Resources, Inc.......................................  2,300     93,840
    ALLETE, Inc..............................................    600     24,150
    Alliant Energy Corp......................................  1,300     51,233
    Ameren Corp..............................................  1,900     54,758
    American Electric Power Co., Inc.........................  3,300    121,638
    American States Water Co.................................    400     13,676
    American Water Works Co., Inc............................  2,500     70,000
    Aqua America, Inc........................................  3,150     66,622
    Artesian Resources Corp..................................    200      3,640
    Atmos Energy Corp........................................    100      3,343
    Avista Corp..............................................  1,100     27,731
   #Black Hills Corp.........................................    500     14,940
  #*Cadiz, Inc...............................................    200      2,156
   *Calpine Corp............................................. 13,200    214,500
    CenterPoint Energy, Inc..................................  4,850     94,963
    Central Vermont Public Service Corp......................    100      3,509
    CH Energy Group, Inc.....................................    300     15,321
   #CMS Energy Corp..........................................  2,800     53,592
    Connecticut Water Services, Inc..........................    367      9,296
    Consolidated Edison, Inc.................................  2,400    126,240
    Consolidated Water Co., Ltd..............................    173      1,560
    Constellation Energy Group, Inc..........................  2,000     77,660
   #Dominion Resources, Inc..................................  4,426    214,440
   #DPL, Inc.................................................  1,800     54,450
    DTE Energy Co............................................  2,300    114,632
    Duke Energy Corp.........................................  5,296     98,506
   *Dynegy, Inc..............................................  6,361     36,385
    Edison International, Inc................................  2,400     91,368
   #Empire District Electric Co..............................    800     16,328
    Entergy Corp.............................................  1,500    100,200
    Exelon Corp..............................................  3,400    149,838
    FirstEnergy Corp.........................................  2,066     92,247
   *GenOn Energy, Inc........................................ 15,293     59,490
   #Hawaiian Electric Industries, Inc........................  1,200     28,080
    IDACORP, Inc.............................................  1,400     54,894
    Integrys Energy Group, Inc...............................  1,900     95,399
    ITC Holdings Corp........................................    960     67,450
    MDU Resources Group, Inc.................................  4,510     97,236
    MGE Energy, Inc..........................................    800     32,864
    Middlesex Water Co.......................................    200      3,658
    NextEra Energy, Inc......................................  3,900    215,475
    Nicor, Inc...............................................  1,100     60,170
    NiSource, Inc............................................  3,300     66,429
    Northeast Utilities, Inc.................................  2,600     88,400
   *NRG Energy, Inc..........................................  5,839    143,172
    NSTAR....................................................  1,600     70,928
    NV Energy, Inc...........................................  7,300    108,332
    OGE Energy Corp..........................................  1,400     70,056
    Oneok, Inc...............................................  1,300     94,627
    Ormat Technologies, Inc..................................  1,400     29,204
    Otter Tail Corp..........................................  1,000     20,780

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Utilities -- (Continued)
    Pennichuck Corp.......................................     100 $      2,855
    Pepco Holdings, Inc...................................   2,200       41,096
    PG&E Corp.............................................   1,200       49,716
    Pinnacle West Capital Corp............................   1,600       67,760
    PNM Resources, Inc....................................   2,100       31,542
    Portland General Electric Co..........................   2,400       59,472
    Progress Energy, Inc..................................   2,212      103,389
    Public Service Enterprise Group, Inc..................   5,500      180,125
    Questar Corp..........................................   5,900      108,737
   #SCANA Corp............................................   1,018       39,895
    Sempra Energy.........................................     800       40,552
    SJW Corp..............................................     500       11,760
    Southern Co...........................................   6,004      237,398
    Southwest Gas Corp....................................     700       26,103
    TECO Energy, Inc......................................   6,078      112,625
    UGI Corp..............................................   1,400       42,420
    UniSource Energy Corp.................................     600       22,092
   #Westar Energy, Inc....................................   1,600       41,296
    Wisconsin Energy Corp.................................   2,000       61,300
    Xcel Energy, Inc......................................   4,400      105,600
    York Water Co.........................................     300        5,112
                                                                   ------------
Total Utilities...........................................            5,136,644
                                                                   ------------
TOTAL COMMON STOCKS.......................................          143,372,788
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
  .*BankAtlantic Bancorp, Inc. Rights 06/16/11............     516          144
  .*U.S. Concrete, Inc. Warrants A 08/31/17...............      20           --
  .*U.S. Concrete, Inc. Warrants B 08/31/17...............      20           --
                                                                   ------------
TOTAL RIGHTS/WARRANTS.....................................                  144
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
    BlackRock Liquidity Funds Tempcash Portfolio -
      Institutional Shares................................ 504,443      504,443
                                                                   ------------

                                                         SHARES/
                                                          FACE
                                                         AMOUNT
                                                       -----------
                                                          (000)
 SECURITIES LENDING COLLATERAL -- (6.9%)
 (S)@DFA Short Term Investment Fund...................  10,460,300   10,460,300
    @Repurchase Agreement, JPMorgan Securities LLC
      0.20%, 08/01/11 (Collateralized by $131,402
      FNMA, rates ranging from 4.500% to 6.500%,
      maturities ranging from 05/01/36 to 07/01/41,
      valued at $131,815) to be repurchased at
      $127,575                                         $       128      127,573
                                                                   ------------
 TOTAL SECURITIES LENDING COLLATERAL..................               10,587,873
                                                                   ------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $130,079,885)^^..............................             $154,465,248
                                                                   ============

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                                VALUATION INPUTS
                                  ---------------------------------------------
                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary........ $ 19,201,594          --   --    $ 19,201,594
   Consumer Staples..............   10,808,090          --   --      10,808,090
   Energy........................   18,923,567          --   --      18,923,567
   Financials....................   20,065,396          --   --      20,065,396
   Health Care...................   15,829,175 $       365   --      15,829,540
   Industrials...................   19,534,366          --   --      19,534,366
   Information Technology........   21,818,230          --   --      21,818,230
   Materials.....................    7,946,973          --   --       7,946,973
   Other.........................           --          --   --              --
   Telecommunication Services....    4,108,388          --   --       4,108,388
   Utilities.....................    5,136,644          --   --       5,136,644
Rights/Warrants..................           --         144   --             144
Temporary Cash Investments.......      504,443          --   --         504,443
Securities Lending Collateral....           --  10,587,873   --      10,587,873
                                  ------------ -----------   --    ------------
TOTAL............................ $143,876,866 $10,588,382   --    $154,465,248
                                  ============ ===========   ==    ============

              See accompanying Notes to Schedules of Investments.

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                                SHARES VALUE++
                                                                ------ --------
COMMON STOCKS -- (90.4%)
AUSTRALIA -- (6.7%)
    Adelaide Brighton, Ltd.....................................  6,885 $ 19,832
    AGL Energy, Ltd............................................  5,673   88,364
   #Alesco Corp., Ltd..........................................  1,171    3,685
    Alumina, Ltd............................................... 19,252   45,829
    Amcor, Ltd................................................. 23,143  178,634
    AMP, Ltd................................................... 14,479   72,416
    Ansell, Ltd................................................  3,364   51,618
    AP Eagers, Ltd.............................................    376    4,345
    APA Group, Ltd.............................................  8,456   37,320
    APN News & Media, Ltd......................................  5,205    6,324
    Aquarius Platinum, Ltd.....................................  3,816   17,693
  #*Aquila Resources, Ltd......................................    855    6,288
    Asciano Group, Ltd......................................... 44,796   81,930
  #*Atlas Iron, Ltd............................................  8,000   35,539
   *Austar United Communications, Ltd.......................... 12,000   13,850
   #Australia & New Zealand Banking Group, Ltd................. 12,747  291,361
    Australian Infrastructure Fund............................. 14,370   30,875
    Australian Pharmaceutical Industries, Ltd.................. 40,511   11,996
   *Australian Worldwide Exploration, Ltd......................  5,136    7,050
    Bank of Queensland, Ltd....................................  6,540   57,844
    Beach Petroleum, Ltd....................................... 14,092   15,533
    Bendigo Bank, Ltd..........................................  3,601   34,940
    BHP Billiton, Ltd..........................................  2,376  108,644
    BHP Billiton, Ltd. Sponsored ADR...........................  7,300  668,315
    BlueScope Steel, Ltd....................................... 60,184   75,113
    Boart Longyear, Ltd........................................ 12,894   57,370
   #Boral, Ltd................................................. 25,099  114,907
    Bradken, Ltd...............................................  1,159   10,948
    Brambles, Ltd.............................................. 11,520   87,464
    Cabcharge Australia, Ltd...................................  4,103   22,287
    Caltex Australia, Ltd......................................  4,341   50,767
    Campbell Brothers, Ltd.....................................    539   27,241
   *Cape Lambert Resources, Ltd................................ 50,049   32,294
   *Cardno, Ltd................................................  4,839   28,659
   *Catalpa Resources, Ltd..................................... 13,328   22,854
   #Clough, Ltd................................................ 24,174   19,058
   *Coal of Africa, Ltd........................................  2,428    2,849
    Coca-Cola Amatil, Ltd......................................  5,841   72,552
    Cochlear, Ltd..............................................    632   49,177
    Commonwealth Bank of Australia NL..........................  8,452  457,043
    Computershare, Ltd.........................................  2,805   25,233
    ConnectEast Group, Ltd..................................... 42,923   24,964
   *Cooper Energy, Ltd......................................... 14,556    6,475
    Crown, Ltd.................................................  5,061   49,521
    CSL, Ltd...................................................  1,110   37,420
    CSR, Ltd...................................................  6,097   17,596
   *Dart Energy, Ltd...........................................  3,424    2,535
   #David Jones, Ltd........................................... 17,592   57,877
    Downer EDI, Ltd............................................ 11,045   46,397
    DUET Group, Ltd............................................  9,081   15,415
    DuluxGroup, Ltd............................................  7,839   22,442
   *Echo Entertainment Group, Ltd..............................  5,040   22,203
   *Emeco Holdings, Ltd........................................ 35,776   45,147
  #*Energy Resources of Australia, Ltd.........................  2,084   10,495
   #Fairfax Media, Ltd......................................... 41,918   40,489
   #FKP Property Group, Ltd.................................... 38,528   26,855
    Fleetwood Corp., Ltd.......................................  2,544   31,941
  #*Fletcher Building, Ltd.....................................  1,711   12,031

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
AUSTRALIA -- (Continued)
    Foster's Group, Ltd........................................ 17,063 $ 94,529
  #*Gindalbie Metals, Ltd. (6369545)........................... 21,987   19,043
   *Gindalbie Metals, Ltd. (B3PFYN1)...........................    162      141
   #Graincorp, Ltd. Series A...................................  7,936   68,386
   *Gunns, Ltd................................................. 26,718    7,315
    GWA Group, Ltd.............................................  8,700   24,812
    Hastie Group, Ltd.......................................... 17,874    2,941
   *Highlands Pacific, Ltd..................................... 35,495   11,706
   #Hills Holdings, Ltd........................................  5,399    6,857
    Iluka Resources, Ltd.......................................  7,075  137,924
    Incitec Pivot, Ltd......................................... 30,103  130,406
    Independence Group NL......................................  4,533   29,141
    Infigen Energy, Ltd........................................ 28,218   10,237
    Insurance Australia Group, Ltd............................. 36,121  129,895
    Invocare, Ltd..............................................  3,621   27,950
    IOOF Holdings, Ltd.........................................  6,065   43,081
    Iress Market Technology, Ltd...............................  3,091   29,333
   #JB Hi-Fi, Ltd..............................................    845   13,910
   *Kagara, Ltd................................................  4,074    2,729
   *Karoon Gas Australia, Ltd..................................  2,842   13,747
   #Leighton Holdings, Ltd.....................................    453   10,523
    Lend Lease Group NL........................................ 15,736  153,047
    Macarthur Coal, Ltd........................................  3,623   61,942
    Macquarie Group, Ltd.......................................  5,788  175,322
   #McPherson's, Ltd...........................................  4,771   16,121
   #Mermaid Marine Australia, Ltd..............................  2,492    8,258
    Metcash, Ltd...............................................  3,870   17,672
  #*Minara Resources, Ltd......................................  1,630    1,197
    Mineral Resources, Ltd.....................................  2,905   38,953
  #*Mirabela Nickel, Ltd....................................... 12,723   26,341
    Monadelphous Group, Ltd....................................  2,341   49,185
  #*Mount Gibson Iron, Ltd.....................................  9,608   18,965
  #*Murchison Metals, Ltd......................................  3,368    2,867
  #*Myer Holdings, Ltd.........................................    497    1,260
    National Australia Bank, Ltd............................... 18,248  480,454
   #Navitas, Ltd...............................................  9,213   38,062
  #*Neptune Marine Services, Ltd............................... 46,298    1,831
    New Hope Corp., Ltd........................................  4,695   27,681
    Newcrest Mining, Ltd.......................................  3,103  135,313
    NIB Holdings, Ltd.......................................... 20,748   30,783
   *Nufarm, Ltd................................................  3,884   18,511
    Oil Search, Ltd............................................ 10,501   78,791
   #OneSteel, Ltd.............................................. 38,246   74,027
    Orica, Ltd.................................................  3,753  105,761
    Origin Energy, Ltd......................................... 21,525  346,855
   *OZ Minerals, Ltd...........................................  8,864  132,358
    Pacific Brands, Ltd........................................ 11,725    8,374
   *PanAust, Ltd............................................... 10,138   45,621
    Panoramic Resources, Ltd...................................  2,242    4,374
   *Paperlinx, Ltd............................................. 54,966    8,449
   #Perpetual Trustees Australia, Ltd..........................    241    6,223
  #*Perseus Mining, Ltd........................................ 10,446   35,658
   #Platinum Asset Mangement, Ltd..............................  7,171   30,660
    Premier Investments, Ltd...................................  5,059   30,810
    Primary Health Care, Ltd...................................  6,948   24,702
    Prime Media Group, Ltd.....................................    500      367
   *Qantas Airways, Ltd........................................ 18,155   36,795
    Ramsay Health Care, Ltd....................................  3,891   74,632
    Retail Food Group, Ltd.....................................  3,926   10,213
    Rio Tinto, Ltd.............................................  3,678  322,238
    SAI Global, Ltd............................................  7,061   34,976

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
AUSTRALIA -- (Continued)
    Santos, Ltd.............................................. 11,867 $  167,898
   #Seek, Ltd................................................  7,288     52,889
    Seven Group Holdings, Ltd................................  1,067     10,710
   #Seven West Media, Ltd....................................  2,018      7,949
    Sigma Pharmaceuticals, Ltd............................... 12,951      6,465
   *Silex System, Ltd........................................  1,748      5,604
    Sims Metal Management, Ltd...............................  2,346     43,453
   #Sims Metal Management, Ltd. Sponsored ADR................  4,319     78,994
    Sonic Healthcare, Ltd....................................  4,890     65,299
    Southern Cross Media Group, Ltd..........................  4,361      6,611
    SP Ausnet, Ltd........................................... 55,024     55,545
    Spark Infrastructure Group, Ltd.......................... 27,962     39,860
    Spotless Group, Ltd...................................... 14,263     31,944
  #*St. Barbara, Ltd......................................... 15,052     30,434
   *Straits Resources, Ltd...................................  4,268      3,688
    STW Communications Group, Ltd............................ 23,263     23,960
    Suncorp Group, Ltd.......................................  3,955     32,182
    Super Retail Group, Ltd..................................  2,053     15,717
    TABCorp. Holdings, Ltd...................................  5,040     17,802
   #Tassal Group, Ltd........................................  9,649     15,039
    Tatts Group, Ltd.........................................  1,750      4,462
    Telstra Corp., Ltd....................................... 18,156     59,556
    Ten Network Holdings, Ltd................................  5,327      6,305
    Toll Holdings, Ltd.......................................  4,946     24,570
    Transfield Services, Ltd................................. 16,298     59,785
    Transurban Group, Ltd.................................... 10,351     57,951
   *Treasury Wine Estates, Ltd...............................  5,687     21,492
    UGL, Ltd.................................................  3,425     50,441
   *Virgin Blue Holdings, Ltd................................ 23,199      7,525
    Washington H. Soul Pattinson & Co., Ltd..................  4,788     68,005
   #Westpac Banking Corp.....................................  3,985     89,224
   #Westpac Banking Corp. Sponsored ADR......................  2,992    336,181
   #Whitehaven Coal, Ltd.....................................  4,889     35,338
    WHK Group, Ltd........................................... 11,744     11,098
    Woodside Petroleum, Ltd..................................  4,028    169,728
    Woolworths, Ltd..........................................  6,223    184,110
                                                                     ----------
TOTAL AUSTRALIA..............................................         8,943,913
                                                                     ----------
AUSTRIA -- (0.4%)
    Agrana Beteiligungs AG...................................     20      2,429
    Andritz AG...............................................    307     29,780
   *Bwin.Party Digital Entertainment P.L.C...................  2,348      5,277
   *CA Immobilien Anlagen AG.................................    100      1,685
    Erste Group Bank AG......................................  1,929     92,227
   #EVN AG...................................................    357      5,831
  #*Intercell AG.............................................    265      1,070
    Mayr-Melnhof Karton AG...................................    100     10,553
   #Oesterreichischen Post AG................................    700     20,828
   #OMV AG...................................................  3,535    140,914
    Palfinger AG.............................................    699     22,918
    Rosenbauer International AG..............................    124      6,497
    Schoeller-Bleckmann Oilfield Equipment AG................    340     33,152
    Semperit Holding AG......................................    381     18,495
   *Strabag SE...............................................  1,331     38,284
    Uniqa Versicherungen AG..................................    385      7,625
   #Verbund AG...............................................    602     24,583
    Voestalpine AG...........................................    845     43,745
   #Zumtobel AG..............................................    366      8,583
                                                                     ----------
TOTAL AUSTRIA................................................           514,476
                                                                     ----------

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
BELGIUM -- (1.0%)
    Ackermans & van Haaren NV................................    653 $   57,747
    Ageas SA................................................. 25,035     51,327
   *Agfa-Gevaert NV..........................................  7,268     28,639
    Anheuser-Busch InBev NV..................................  1,681     96,750
    Anheuser-Busch InBev NV Sponsored ADR....................  1,800    103,644
    Banque Nationale de Belgique SA..........................      8     33,553
    Belgacom SA..............................................  1,073     37,428
    Compagnie d'Entreprises SA...............................    624     40,771
   *Deceuninck NV............................................  4,912     10,075
    Delhaize Group SA Sponsored ADR..........................  1,109     80,425
  #*Dexia SA.................................................  6,043     15,963
    D'ieteren SA.............................................    300     20,411
    Elia System Operator SA..................................    896     36,681
    EVS Broadcast Equipment SA...............................    396     24,918
   *Galapagos NV.............................................  2,035     21,492
    KBC Groep NV.............................................  3,262    115,101
    Kinepolis Group NV.......................................    285     21,423
   *Nyrstar NV...............................................  7,145     94,646
    Omega Pharma SA..........................................    168      8,280
    Recticel SA..............................................  1,539     16,346
    Sioen Industries NV......................................    344      2,939
    Solvay SA................................................    859    129,346
   *Telenet Group Holding NV.................................  1,220     49,716
    Tessenderlo Chemie NV....................................  1,353     54,310
  #*ThromboGenics NV.........................................  1,084     26,140
    Umicore SA...............................................  1,744     88,845
                                                                     ----------
TOTAL BELGIUM................................................         1,266,916
                                                                     ----------
CANADA -- (10.0%)
   *Advantage Oil & Gas, Ltd.................................  4,130     28,702
    AGF Management, Ltd. Class B.............................    854     15,535
   #Agnico-Eagle Mines, Ltd..................................    400     22,247
    Agrium, Inc..............................................    600     52,505
    Alamos Gold, Inc.........................................  2,800     49,614
    Algonquin Power & Utilities Corp.........................  5,400     32,046
   #AltaGas, Ltd.............................................  1,300     36,002
   *Angle Energy, Inc........................................  3,000     30,111
   *Antrim Energy, Inc.......................................  4,360      4,791
   #ARC Resources, Ltd.......................................  2,660     69,350
    Astral Media, Inc. Class A...............................    500     19,106
    Atco, Ltd. Class I.......................................  1,000     64,472
   #Atlantic Power Corp......................................  2,100     32,661
   *Atrium Innovations, Inc..................................  1,900     29,789
   *ATS Automation Tooling System, Inc.......................  3,050     24,899
  #*AuRico Gold, Inc.........................................  3,400     41,279
   *Aurizon Mines, Ltd.......................................  4,300     25,293
   *Ballard Power Systems, Inc............................... 10,800     16,842
   #Bank of Montreal.........................................  4,650    292,155
    Bank of Nova Scotia......................................  6,775    384,185
   *Bankers Petroleum, Ltd...................................  1,500      9,420
    Barrick Gold Corp........................................  5,021    239,370
   #Baytex Energy Corp.......................................    821     45,825
   #BCE, Inc.................................................  4,327    165,118
    Bell Aliant, Inc.........................................  1,035     30,006
   *Bellatrix Exploration, Ltd...............................  2,869     14,804
  #*Birchcliff Energy, Ltd...................................  1,100     15,980
   *BlackPearl Resources, Inc................................  5,500     34,308
    Bombardier, Inc..........................................  4,700     28,433
    Bombardier, Inc. Class B................................. 10,925     66,091
    Bonavista Energy Corp....................................    200      6,018
    Brookfield Asset Management, Inc. Class A................  4,300    135,465

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (Continued)
    Brookfield Properties Corp.................................  3,100 $ 58,888
    CAE, Inc...................................................  3,208   41,970
    Calfrac Well Services, Ltd.................................  1,000   38,003
    Cameco Corp................................................  5,842  155,367
    Canaccord Capital, Inc.....................................  2,723   36,765
    Canada Bread Co., Ltd......................................    200    9,838
   #Canadian Imperial Bank of Commerce.........................  2,864  218,760
    Canadian National Railway Co...............................  1,200   89,976
    Canadian National Resources, Ltd...........................  8,200  331,107
    Canadian Oil Sands, Ltd....................................  2,300   62,853
    Canadian Pacific Railway, Ltd..............................  2,290  146,227
   #Canadian Tire Corp. Class A................................    697   42,617
    Canadian Utilities, Ltd. Class A...........................    800   47,207
   #Canadian Western Bank......................................    700   22,309
    Canam Group, Inc. Class A..................................  3,700   25,830
   *Canfor Corp................................................  1,300   14,001
   *Capstone Mining Corp.......................................  8,100   30,011
    Cascades, Inc..............................................  2,800   18,111
    CCL Industries, Inc. Class B...............................    400   13,564
   *Celestica, Inc.............................................  1,800   15,806
   *Celtic Exploration, Ltd....................................  1,200   30,294
    Cenovus Energy, Inc........................................  4,841  186,101
   *CGI Group, Inc.............................................  4,800  103,189
   *China Gold International Resources Corp., Ltd..............  1,985    7,521
   #CI Financial Corp..........................................  2,000   46,366
   #Cineplex, Inc..............................................    100    2,521
    Cogeco Cable, Inc..........................................    300   15,097
   *Compton Petroleum Corp.....................................    900      118
   *Connacher Oil & Gas, Ltd...................................  3,200    3,450
   #Corus Entertainment, Inc. Class B..........................    700   15,708
   #Crescent Point Energy Corp.................................  3,408  153,199
   *Crew Energy, Inc...........................................  2,300   36,590
   #Daylight Energy, Ltd.......................................    400    3,835
   *Denison Mines Corp.........................................  9,271   19,601
   *Descartes Systems Group, Inc. (The)........................  4,200   28,969
   *Detour Gold Corp...........................................  1,400   44,002
    Dorel Industries, Inc. Class B.............................    400   11,718
   *Dundee Capital Markets, Inc................................  1,460    1,788
   *Dundee Precious Metals, Inc................................  3,100   26,897
   *Eastern Platinum, Ltd...................................... 24,600   25,747
   #Emera, Inc.................................................    500   16,531
    Empire Co., Ltd. Class A...................................    600   36,397
   #Enbridge, Inc..............................................  7,312  240,073
   #Encana Corp................................................  6,056  177,665
    Enerflex, Ltd..............................................  1,300   15,974
   #Enerplus Corp..............................................  2,184   68,095
    Ensign Energy Services, Inc................................  3,200   68,927
    Equitable Group, Inc.......................................  1,300   39,567
   *Euro Goldfields, Ltd.......................................  1,700   21,494
   *Fairborne Energy, Ltd......................................    900    4,578
    Finning International, Inc.................................  2,600   74,562
   #First Capital Realty, Inc..................................  1,800   31,688
   *First Majestic Silver Corp.................................  2,300   51,491
   #First Quantum Minerals, Ltd................................    600   83,182
   *Flint Energy Services, Ltd.................................  2,500   32,995
    Franco-Nevada Corp.........................................  2,740  114,567
   *Galleon Energy, Inc. Class A...............................  1,400    5,026
    Genworth MI Canada, Inc....................................    536   13,273
    George Weston, Ltd.........................................  1,400   97,148
   #Gildan Activewear, Inc.....................................    675   20,233
    GMP Capital, Inc...........................................    337    4,056

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (Continued)
    Goldcorp, Inc..............................................  3,100 $148,243
  #*Golden Star Resources, Ltd.................................  2,800    7,033
   *Gran Tierra Energy, Inc....................................  5,876   40,959
   *Great Canadian Gaming Corp.................................  4,400   35,874
    Groupe Aeroplan, Inc.......................................  4,823   67,995
   *Hanfeng Evergreen, Inc.....................................  2,300    9,051
   *Harry Winston Diamond Corp.................................  1,359   21,165
    Home Capital Group, Inc....................................    900   48,521
   *HudBay Minerals, Inc.......................................  6,400   88,084
   #Husky Energy, Inc..........................................  1,400   39,196
    IAMGOLD Corp...............................................  8,900  178,102
  #*Imax Corp..................................................  1,600   30,461
   *Imperial Metals Corp.......................................  1,900   46,235
    Imperial Oil, Ltd..........................................  1,100   48,354
   #Indigo Books & Music, Inc..................................  1,191   14,248
    Industrial Alliance Insurance & Financial Services, Inc....  2,300   90,753
    Inmet Mining Corp..........................................  1,200   82,880
   *International Forest Products, Ltd. Class A................  3,400   17,152
   *Intertape Polymer Group, Inc...............................  1,600    3,885
  #*Ivanhoe Energy, Inc........................................  8,460   14,344
  #*Jaguar Mining, Inc.........................................  2,600   12,354
   #Just Energy Group, Inc.....................................      5       71
   *Katanga Mining, Ltd........................................ 28,653   48,582
   #Keyera Corp................................................    800   36,758
   *Kingsway Financial Services, Inc...........................    800      712
   *Lake Shore Gold Corp.......................................  8,200   18,624
    Laurentian Bank of Canada..................................    300   13,458
   *Legacy Oil & Gas, Inc......................................  1,926   22,799
    Leon's Furniture, Ltd......................................    536    6,984
    Linamar Corp...............................................  1,800   36,247
   #Loblaw Cos., Ltd...........................................  2,244   86,805
   *Lundin Mining Corp.........................................  9,800   73,645
    MacDonald Dettweiler & Associates, Ltd.....................  1,700   94,248
    Magna International, Inc...................................    300   14,632
    Major Drilling Group International, Inc....................  2,100   31,342
    Manitoba Telecom Services, Inc.............................    300    9,724
   #Manulife Financial Corp.................................... 22,216  352,963
    Maple Leaf Foods, Inc......................................  1,913   22,825
   *Martinrea International, Inc...............................    669    5,482
   #Metro, Inc. Class A........................................  1,760   87,259
  #*Migao Corp.................................................  3,700   17,852
    Mullen Group, Ltd..........................................  2,000   46,575
   #NAL Energy Corp............................................    141    1,623
    National Bank of Canada....................................  2,150  166,631
   *New Gold, Inc..............................................  7,300   78,925
    Nexen, Inc................................................. 11,235  262,105
   *Northern Dynasty Minerals, Ltd.............................  1,400   14,887
  #*Northgate Minerals Corp.................................... 11,300   36,427
   #Northland Power, Inc.......................................    600   10,173
    Nuvista Energy, Ltd........................................  2,200   23,578
   *Open Range Energy Corp.....................................  7,500   50,788
  #*Open Text Corp.............................................    400   26,999
  #*OPTI Canada, Inc...........................................  1,800      226
  #*Osisko Mining Corp.........................................  5,600   83,052
    Pacific Rubiales Energy Corp...............................  1,925   55,366
   *Paramount Resources, Ltd. Class A..........................  1,100   38,568
   #Pason Systems, Inc.........................................    700   10,806
   #Pembina Pipeline Corp......................................  1,290   34,078
   #Pengrowth Energy Corp......................................  5,078   65,903
   #Penn West Petroleum, Ltd...................................  8,061  179,536
   #PetroBakken Energy, Ltd....................................  1,261   18,556

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (Continued)
   *Petrobank Energy & Resources, Ltd..........................  1,400 $ 21,686
    Petrominerales, Ltd........................................  1,400   44,662
   #Peyto Exploration & Development Corp.......................    400    9,755
   *Pilot Gold, Inc............................................    325      779
   *Precision Drilling Corp....................................  5,334   92,115
    Progress Energy Resources Corp.............................  5,421   78,638
   *Progressive Waste Solutions, Ltd...........................  2,338   52,586
   *Quadra FNX Mining, Ltd.....................................  2,922   46,516
    Quebecor, Inc. Class B.....................................  1,200   38,068
   *Queenston Mining, Inc......................................  5,000   36,632
  #*Questerre Energy Corp......................................  7,500    7,065
    Reitmans Canada, Ltd. Class A..............................    700   10,909
    Richelieu Hardware, Ltd....................................  1,151   32,948
   #Ritchie Brothers Auctioneers, Inc..........................  1,800   49,434
   #Rogers Communications, Inc. Class B........................  1,000   38,181
    RONA, Inc..................................................    800    9,227
   #Royal Bank of Canada....................................... 12,327  663,151
    Russel Metals, Inc.........................................  2,600   63,350
   *Savanna Energy Services Corp...............................    700    7,158
    Sears Canada, Inc..........................................    900   14,384
   *SEMAFO, Inc................................................  1,800   16,070
   #Shaw Communictions, Inc. Class B...........................    600   13,552
    ShawCor, Ltd...............................................  1,300   40,818
    Sherritt International Corp................................  2,300   14,371
   #Shoppers Drug Mart Corp....................................  1,166   48,961
   *Shore Gold, Inc............................................  2,500    1,465
   *Silver Standard Resources, Inc.............................  1,100   30,095
    Silver Wheaton Corp........................................  2,200   79,232
   #Silvercorp Metals, Inc.....................................  1,200   12,459
  #*Sino-Forest Corp...........................................  5,700   43,550
    SNC-Lavalin Group, Inc.....................................    500   28,264
  #*SouthGobi Resources, Ltd...................................  1,700   19,287
   *Sprott Resource Corp.......................................  7,300   38,660
   *Sprott Resource Lending Corp............................... 10,800   18,538
   *Stantec, Inc...............................................    879   25,051
    Student Transportation, Inc................................  2,293   14,879
    Sun Life Financial, Inc....................................  3,975  109,875
    Suncor Energy, Inc......................................... 16,375  627,613
   #Superior Plus Corp.........................................  2,600   29,689
   *SXC Health Solutions Corp..................................  1,000   63,290
    Talisman Energy, Inc....................................... 12,900  234,926
   *Taseko Mines, Ltd..........................................  5,100   22,792
    Teck Resources, Ltd. Class B...............................  4,600  227,918
    Telus Corp.................................................    300   16,513
   #Telus Corp. Non-Voting.....................................  2,004  105,606
  #*Thompson Creek Metals Co., Inc.............................  4,800   43,406
   #Thomson Reuters Corp.......................................  3,576  122,986
    Tim Hortons, Inc...........................................  1,300   62,384
   *Timminco, Ltd..............................................    600      220
   *Torex Gold Resources, Inc..................................     26       47
    Toromont Industries, Ltd...................................  1,300   24,750
   #Toronto Dominion Bank......................................  7,720  618,036
    Torstar Corp. Class B......................................  1,400   16,411
   #TransAlta Corp.............................................  3,200   70,769
   #TransCanada Corp...........................................  2,400  100,828
    Transcontinental, Inc. Class A.............................  2,900   46,348
    TransForce, Inc............................................    757   11,108
    Trican Well Service, Ltd...................................  1,600   41,882
    Trilogy Energy Corp........................................    261    7,430
    Trinidad Drilling, Ltd.....................................  4,200   43,914
    Vermilion Energy, Inc......................................    767   38,460

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------ -----------
CANADA -- (Continued)
    Viterra, Inc............................................  9,155 $   103,676
    West Fraser Timber Co., Ltd.............................    300      14,352
    Wi-Lan, Inc.............................................  9,000      84,871
   #Yamana Gold, Inc........................................  4,165      54,228
                                                                    -----------
TOTAL CANADA................................................         13,399,392
                                                                    -----------
DENMARK -- (0.7%)
  #*Alk-Abello A.S..........................................     90       5,028
    Carlsberg A.S. Series B.................................    885      86,932
    Coloplast A.S...........................................    150      23,061
   #D/S Norden A.S..........................................    884      29,103
   *Danske Bank A.S.........................................  4,714      91,199
    DSV A.S.................................................  1,856      41,149
    FLSmidth & Co. A.S......................................    403      31,251
   *Genmab A.S..............................................    400       3,098
    GN Store Nord A.S.......................................  7,896      71,459
  #*Greentech Energy Systems A.S............................  2,497       8,654
    H. Lundbeck A.S.........................................    486      12,160
    Jeudan A.S..............................................    126       9,970
   *Jyske Bank A.S..........................................    376      14,974
   #NKT Holding A.S.........................................    250      15,451
    Novo-Nordisk A.S. Series B..............................    100      12,232
    Novo-Nordisk A.S. Sponsored ADR.........................  2,000     244,040
    Novozymes A.S. Series B.................................    307      50,066
   #Rockwool International A.S..............................     90      10,614
    Royal Unibrew A.S.......................................    426      28,949
    SimCorp A.S.............................................     50       9,255
   *Spar Nord Bank A.S......................................    600       4,979
   *TopoTarget A.S..........................................  9,445       3,553
   *Torm A.S. ADR...........................................    400       1,432
  #*Vestas Wind Systems A.S.................................  3,484      76,809
   *William Demant Holding A.S..............................    401      35,140
                                                                    -----------
TOTAL DENMARK...............................................            920,558
                                                                    -----------
FINLAND -- (1.2%)
    Ahlstrom Oyj............................................    715      14,552
    Alma Media Oyj..........................................  1,118      10,254
    Atria P.L.C.............................................    677       5,925
    Cargotec Oyj Series B...................................  1,156      44,623
   *Citycon Oyj.............................................  3,729      15,208
    Cramo Oyj...............................................    704      13,679
   *Finnair Oyj.............................................  1,807       8,778
    Fiskars Oyj Abp.........................................    651      13,850
    Fortum Oyj..............................................  4,244     112,307
   #F-Secure Oyj............................................  6,547      21,004
    HKScan Oyj..............................................  1,428      10,562
    Huhtamaki Oyj...........................................  4,004      52,077
    KCI Konecranes Oyj......................................    954      30,315
    Kemira Oyj..............................................  3,102      49,815
    Kesko Oyj...............................................  1,170      45,401
    Kone Oyj Series B.......................................  1,397      80,989
    Lassila & Tikanoja Oyj..................................    682      11,169
    Metso Corp. Oyj.........................................  3,392     165,809
   *M-Real Oyj Series B.....................................  1,449       5,336
    Neste Oil Oyj...........................................  5,289      69,081
    Nokia Oyj...............................................  1,588       9,234
   #Nokia Oyj Sponsored ADR................................. 30,229     175,328
    Nokian Renkaat Oyj......................................    887      41,489
    Oriola-KD Oyj Series B..................................    378       1,164
    Orion Oyj Series A......................................    463      10,952
    Orion Oyj Series B......................................    932      22,522

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
FINLAND -- (Continued)
   #Outokumpu Oyj............................................  2,757 $   29,412
    Outotec Oyj..............................................    422     20,726
    Poyry Oyj................................................    706      9,408
    Ramirent Oyj.............................................    548      5,683
   #Rautaruukki Oyj Series K.................................  1,100     22,438
    Ruukki Group Oyj.........................................  1,697      3,502
   #Sanoma Oyj...............................................  1,324     23,179
   #Stockmann Oyj Abp Series B...............................    275      7,224
    Stora Enso Oyj Series R.................................. 20,055    172,595
   #Tieto Oyj................................................    806     11,950
    Tikkurila Oyj............................................    348      7,851
    UPM-Kymmene Oyj.......................................... 11,774    183,480
    Vaisala Oyj Series A.....................................     69      2,252
    Wartsila Corp. Oyj Series B..............................  4,272    122,950
                                                                     ----------
TOTAL FINLAND................................................         1,664,073
                                                                     ----------
FRANCE -- (7.4%)
    Accor SA.................................................  1,270     55,894
    Air Liquide SA...........................................  1,114    153,023
   *Alcatel-Lucent SA........................................ 28,475    113,502
    Alstom SA................................................    687     36,165
    ALTEN SA.................................................    421     15,706
  #*Altran Technologies SA...................................  4,114     32,741
    April SA.................................................    128      2,924
    Arkema SA................................................  2,364    230,630
    Atos SA..................................................  1,623     89,387
    AXA SA................................................... 11,726    219,383
    AXA SA Sponsored ADR.....................................  2,900     54,230
   *Axway Software SA........................................    228      5,913
    Beneteau SA..............................................  1,571     28,236
    bioMerieux SA............................................     95     10,506
    BNP Paribas SA...........................................  7,873    510,596
    Bongrain SA..............................................    214     19,971
   #Bourbon SA...............................................  1,171     48,844
   *Bouygues SA..............................................  1,944     73,481
  #*Bull SA..................................................  5,424     32,628
    Bureau Veritas SA........................................    617     50,321
    Canal Plus SA............................................  1,800     12,193
    Capgemini SA.............................................  1,867     91,877
   *Carrefour SA.............................................  4,310    127,169
    Casino Guichard Perrachon SA.............................    907     82,689
    Cie de Saint-Gobain SA...................................  3,478    200,983
   *Cie Generale de Geophysique - Veritas SA Sponsored ADR...  5,600    188,608
    Cie Generale des Establissements Michelin SA Series B....  2,199    184,666
    Cie Generale D'Optique Essilor Intenational SA...........  1,550    124,215
    Ciments Francais SA......................................    106     10,942
   *Club Mediterranee SA.....................................    780     18,487
    Credit Agricole SA.......................................  8,822    108,300
    Danone SA................................................  4,824    343,927
    Dassault Systemes SA ADR.................................    500     44,180
    Delachaux SA.............................................     67      7,730
   *Derichebourg SA..........................................  4,522     29,843
    Edenred SA...............................................  2,732     78,668
    Eiffage SA...............................................    418     22,861
    Electricite de France SA.................................    915     34,756
    Eramet SA................................................     14      3,896
    Esso S.A.F...............................................     72      8,822
   *Establissements Maurel et Prom SA........................  1,547     35,511
    Euler Hermes SA..........................................    231     20,282
  #*Euro Disney SCA..........................................  1,039     10,049
    Eurofins Scientific SA...................................    301     27,153

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
FRANCE -- (Continued)
   #European Aeronautic Defence & Space Co. SA.................  3,285 $113,897
    Eutelsat Communications SA.................................  1,645   70,868
    Faiveley Transport SA......................................     99    8,314
    Fimalac SA.................................................    138    5,490
    France Telecom SA..........................................  6,786  140,419
   #France Telecom SA Sponsored ADR............................  5,900  121,717
    GDF Suez SA................................................  7,116  232,701
    Gemalto NV.................................................  1,658   78,992
    GL Events SA...............................................    729   25,192
    Groupe Eurotunnel SA.......................................  3,156   33,640
    Groupe Steria SCA..........................................  1,736   43,933
    Guyenne et Gascogne SA.....................................     72    9,811
   *Haulotte Group SA..........................................    105    1,996
    Havas SA...................................................  8,511   39,838
    Imerys SA..................................................    712   48,888
    Ingenico SA................................................  1,037   43,703
    Interparfums SA............................................    321   11,192
   *Ipsen SA...................................................    668   21,786
    Ipsos SA...................................................    347   16,418
   *JCDecaux SA................................................    773   21,325
    Korian SA..................................................    218    5,030
    Lafarge SA.................................................  2,448  130,919
    Lagardere SCA..............................................  3,046  118,314
    Legrand SA.................................................  2,260   87,964
    L'Oreal SA.................................................  1,496  179,992
    LVMH Moet Hennessy Louis Vuitton SA........................    773  141,686
    M6 Metropole Television SA.................................    533   12,164
    Maisons France Confort SA..................................    226    9,977
   *Manitou BF SA..............................................    582   17,747
    Mersen SA..................................................    178    9,619
    Natixis SA................................................. 19,483   88,382
    Naturex SA.................................................    257   19,275
    Nexans SA..................................................  1,179  101,728
    Nexity SA..................................................    965   43,456
    Norbert Dentressangle SA...................................      3      350
   *NRJ Group SA...............................................  2,272   27,543
    Orpea SA...................................................    182    8,915
   #PagesJaunes Groupe SA......................................  2,821   22,390
    Pernod-Ricard SA...........................................  2,379  235,681
    Peugeot SA.................................................  4,045  153,336
    Pierre & Vacances SA.......................................    107    8,459
    Plastic Omnium SA..........................................    474   16,431
    PPR SA.....................................................    910  168,177
    Publicis Groupe SA.........................................    518   26,342
    Rallye SA..................................................    785   30,627
   #Remy Cointreau SA..........................................    172   15,349
    Renault SA.................................................  5,550  296,122
   #Rexel SA...................................................  3,608   78,448
   #Rhodia SA..................................................  3,542  160,087
    Rubis SA...................................................    860   50,184
    SA des Ciments Vicat.......................................    291   21,515
    Safran SA..................................................  1,124   46,723
    Saft Groupe SA.............................................    337   10,952
    SAMSE SA...................................................      4      403
    Schneider Electric SA......................................  2,444  353,195
    SCOR SE....................................................  3,621   93,193
    SEB SA.....................................................    210   20,698
    Sechilienne SA.............................................    158    3,766
   #Sequana SA.................................................    986   11,864
    SES SA.....................................................  2,870   77,611
    Societe BIC SA.............................................    594   56,095

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
FRANCE -- (Continued)
    Societe Generale SA......................................  6,182 $  306,008
   *Societe Television Francaise 1 SA........................  2,666     50,837
    Sodexo SA................................................    886     67,705
  #*Soitec SA................................................  1,897     16,942
    Sopra Group SA...........................................    228     17,082
    Stef-TFE SA..............................................     27      1,716
    STMicroelectronics NV....................................  7,387     58,241
    STMicroelectronics NV ADR................................  4,375     34,606
    Suez Environnement SA....................................  1,434     26,583
  #*Technicolor SA...........................................    828      4,571
    Technip SA...............................................    829     90,772
    Teleperformance SA.......................................  1,201     30,942
    Thales SA................................................  1,703     72,790
  #*Theolia SA...............................................    955      1,625
    Total SA.................................................  7,373    398,500
    Total SA Sponsored ADR...................................  6,225    336,586
    Trigano SA...............................................  1,235     32,990
   *UbiSoft Entertainment SA.................................  1,168      9,720
    Valeo SA.................................................    878     53,788
    Vallourec SA.............................................  1,422    144,098
    Veolia Environnement SA..................................    985     22,175
    Veolia Environnement SA ADR..............................  1,000     22,390
    Viel et Compagnie SA.....................................    300      1,506
    Vilmorin & Cie SA........................................    128     13,862
    Vinci SA.................................................  1,637     94,867
    Vivendi SA............................................... 11,097    265,374
                                                                     ----------
TOTAL FRANCE.................................................         9,828,993
                                                                     ----------
GERMANY -- (5.5%)
   *Aareal Bank AG...........................................  1,754     51,992
    Adidas-Salomon AG........................................  1,325     98,357
   *ADVA AG Optical Networking...............................  1,788     11,000
  #*Air Berlin P.L.C.........................................  3,958     16,922
   #Aixtron SE...............................................    817     21,949
    Allianz SE...............................................  3,942    513,704
    Allianz SE Sponsored ADR................................. 10,000    130,500
   #Asian Bamboo AG..........................................    317     10,402
    Aurubis AG...............................................    920     56,950
    Axel Springer AG.........................................    675     29,863
   *Balda AG.................................................  1,434     17,212
    BASF SE..................................................  3,639    328,644
   *Bauer AG.................................................     98      3,940
    Bayer AG.................................................  1,916    153,281
    Bayerische Motoren Werke AG..............................  3,040    303,916
    Bechtle AG...............................................    976     44,733
    Beiersdorf AG............................................    626     40,329
    Biotest AG...............................................    111      8,101
   *Brenntag AG..............................................    242     24,669
   *Centrosolar Group AG.....................................  3,376     16,787
    Cewe Color Holding AG....................................    374     16,391
    Comdirect Bank AG........................................  2,270     23,785
   *Commerzbank AG........................................... 38,590    146,686
  #*Constantin Medien AG.....................................  3,713      9,328
   *Continental AG...........................................    493     49,104
    CropEnergies AG..........................................  1,674     13,116
   *Curanum AG...............................................  1,768      6,940
    Delticom AG..............................................     86      8,980
    Demag Cranes AG..........................................    197     13,089
    Deutsche Bank AG (5750355)...............................  3,630    199,588
   #Deutsche Bank AG (D18190898).............................  1,215     66,789
    Deutsche Beteiligungs AG.................................    533     14,147

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
GERMANY -- (Continued)
    Deutsche Lufthansa AG......................................  2,403 $ 48,377
    Deutsche Post AG...........................................  9,886  174,544
    Deutsche Telekom AG........................................ 17,217  268,375
    Deutsche Telekom AG Sponsored ADR..........................  6,800  105,332
    Deutsche Wohnen AG.........................................    315    5,106
   *Deutz AG...................................................  6,556   63,298
  #*Dialog Semiconductor P.L.C.................................    987   19,328
   #Douglas Holding AG.........................................    193    9,304
    Drillisch AG...............................................  2,194   26,892
    Elmos Semiconductor AG.....................................  1,361   17,846
    Fielmann AG................................................    130   13,577
    Fraport AG.................................................  1,100   88,136
   #Freenet AG.................................................  2,915   35,264
    Fresenius Medical Care AG & Co. KGaA ADR...................    800   61,552
    Fresenius SE & Co. KGaA....................................    915   97,895
   *GAGFAH SA..................................................  3,299   22,446
    GEA Group AG...............................................  2,838   98,665
    Gerresheimer AG............................................  1,019   51,581
   #Gesco AG...................................................    211   20,257
    GFK SE.....................................................    415   20,866
   *Gildemeister AG............................................  3,114   57,078
    Grenkeleasing AG...........................................    342   20,471
    H&R WASAG AG...............................................     95    2,729
    Hamburger Hafen und Logistik AG............................    806   32,185
    Hannover Rueckversicherung AG..............................  1,602   83,138
  #*Heidelberger Druckmaschinen AG.............................  5,179   14,668
    Heidelberger Zement AG.....................................  1,783   98,061
    Henkel AG & Co. KGaA.......................................    991   54,070
    Hochtief AG................................................  1,112   89,263
    Indus Holding AG...........................................    446   13,839
    Infineon Technologies AG ADR...............................  8,952   89,072
   *IVG Immobilien AG..........................................  3,658   25,159
   *Jenoptik AG................................................  3,400   26,452
    K&S AG.....................................................    952   75,958
   *Kabel Deutschland Holding AG...............................      1       56
    Kloeckner & Co. SE.........................................  2,194   53,427
    Kontron AG.................................................  4,419   44,290
    Krones AG..................................................    127    9,722
   *Kuka AG....................................................    785   20,934
    KWS Saat AG................................................     54   11,349
    Lanxess AG.................................................    920   73,845
    Leoni AG...................................................  1,292   72,690
    Linde AG...................................................    859  153,941
    LPKF Laser & Electronics AG................................    929   15,331
    MAN SE.....................................................  1,113  132,363
    Medion AG..................................................    557   10,245
    Merck KGaA.................................................  1,071  114,304
    Metro AG...................................................    690   38,088
   *Morphosys AG...............................................  1,004   28,355
    MTU Aero Engines Holding AG................................    936   69,101
    Munchener Rueckversicherungs-Gesellschaft AG...............  1,592  234,933
    MVV Energie AG.............................................    114    3,694
  #*Nordex SE..................................................    320    2,301
   *Patrizia Immobilien AG.....................................  2,980   19,929
    Pfeiffer Vacuum Technology AG..............................    214   23,933
  #*Pfleiderer AG..............................................    423      344
    PNE Wind AG................................................  5,346   15,087
    Porsche Automobil Holding SE...............................  2,131  163,760
    Praktiker AG...............................................  1,393    4,903
    Puma AG Rudolf Dassler Sport...............................     59   18,158
  #*Q-Cells SE.................................................  1,266    2,216

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
GERMANY -- (Continued)
    R Stahl AG...............................................    392 $   14,930
    Rational AG..............................................     48     12,999
    Rheinmetall AG...........................................    288     24,106
    Rhoen-Klinikum AG........................................  1,462     36,433
  #*Roth & Rau AG............................................    532     16,706
    RWE AG...................................................  2,307    120,944
    SAP AG...................................................  1,047     65,461
    SAP AG Sponsored ADR.....................................  4,860    303,313
   *SGL Carbon SE............................................    966     50,368
    Siemens AG...............................................    434     55,468
    Siemens AG Sponsored ADR.................................  2,700    343,683
   *Sky Deutschland AG.......................................  1,980      9,358
    Software AG..............................................    441     21,496
    Stada Arzneimittel AG....................................  2,098     79,934
    Stratec Biomedical Systems AG............................    161      7,504
   *Suss Microtec AG.........................................  1,680     20,956
    Symrise AG...............................................    851     23,248
    Takkt AG.................................................    314      5,180
    ThyssenKrupp AG..........................................  2,021     89,354
    Tognum AG................................................  1,706     65,208
  #*TUI AG...................................................  4,115     38,032
    United Internet AG.......................................  2,950     59,983
    Volkswagen AG............................................    202     36,917
    Vossloh AG...............................................    284     36,080
    VTG AG...................................................  1,395     35,967
   #Wacker Chemie AG.........................................    130     24,583
    Wincor Nixdorf AG........................................    165     10,319
    Wirecard AG..............................................  1,798     30,903
                                                                     ----------
TOTAL GERMANY................................................         7,358,710
                                                                     ----------
GREECE -- (0.4%)
   *Agricultural Bank of Greece S.A..........................    227        258
    Alapis Holding Industrial & Commercial S.A. of
      Pharmaceutical Chemical Products.......................    122         61
   *Alpha Bank A.E...........................................  3,571     15,654
   *Bank of Cyprus Public Co., Ltd........................... 11,916     26,020
    Bank of Greece S.A.......................................    135      4,810
    Coca-Cola Hellenic Bottling Co. S.A......................  2,741     71,117
    Coca-Cola Hellenic Bottling Co. S.A. ADR.................    700     18,102
   *EFG Eurobank Ergasias S.A................................  9,716     37,764
    EYDAP Athens Water Supply & Sewage Co. S.A...............  1,035      6,190
   *Fourlis Holdings S.A.....................................    615      3,607
   *GEK Terna S.A............................................  1,220      3,453
    Hellenic Petroleum S.A...................................  3,218     29,708
    Hellenic Telecommunication Organization Co. S.A..........  2,888     24,168
    JUMBO S.A................................................    666      4,703
    Marfin Investment Group S.A.............................. 26,161     16,912
   *Marfin Popular Bank PCL..................................  5,885      4,393
    Motor Oil (Hellas) Corinth Refineries S.A................  1,306     14,831
   *Mytilineos Holdings S.A..................................  4,261     29,952
   *National Bank of Greece S.A.............................. 18,147    122,032
    National Bank of Greece S.A. ADR.........................  4,590      6,013
    OPAP S.A.................................................  2,782     46,150
   *Piraeus Bank S.A......................................... 12,309     15,925
   *Public Power Corp. S.A...................................  1,803     22,193
   *Sidenor Steel Products Manufacturing Co. S.A.............    614      2,710
    Titan Cement Co. S.A.....................................  1,093     22,524
   *TT Hellenic Postbank S.A.................................  3,483     12,617
                                                                     ----------
TOTAL GREECE.................................................           561,867
                                                                     ----------
HONG KONG -- (1.3%)
   #AAC Acoustic Technologies Holdings, Inc..................  4,000      9,208

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
HONG KONG -- (Continued)
    Allied Properties (H.K.), Ltd.............................  48,000 $  9,422
   *Associated International Hotels, Ltd......................   4,000    8,823
    BOC Hong Kong Holdings, Ltd...............................  15,000   44,775
    Brightoil Petroleum Holdings, Ltd.........................  24,000    9,046
   #Cathay Pacific Airways, Ltd...............................  19,000   44,015
    Cheung Kong Holdings, Ltd.................................   2,000   30,468
    CLP Holdings, Ltd.........................................   3,000   27,764
    Dah Chong Hong Holdings, Ltd..............................  25,000   32,879
    Dah Sing Financial Holdings, Ltd..........................   1,800    8,721
    Dickson Concepts International, Ltd.......................   6,500    4,907
    EcoGreen Fine Chemicals Group, Ltd........................  28,000    9,458
    Esprit Holdings, Ltd......................................   8,600   25,037
  #*Foxconn International Holdings, Ltd.......................  48,000   21,786
   *Genting Hong Kong, Ltd....................................  96,000   41,957
    Giordano International, Ltd...............................  14,000   10,646
    Glorious Sun Enterprises, Ltd.............................  14,000    5,627
    Great Eagle Holdings, Ltd.................................   4,168   13,727
   *G-Resources Group, Ltd.................................... 144,000   11,661
    Hang Lung Group, Ltd......................................   7,000   42,112
    Hang Lung Properties, Ltd.................................  10,000   36,884
    Hang Seng Bank, Ltd.......................................   3,600   56,595
    Harbour Centre Development, Ltd...........................   2,000    2,641
    Henderson Land Development Co., Ltd.......................   7,024   44,375
    HKR International, Ltd....................................  48,800   27,661
    Hong Kong & China Gas Co., Ltd............................  19,140   46,964
    Hong Kong & Shanghai Hotels, Ltd..........................   6,500   10,262
    Hong Kong Aircraft Engineering Co., Ltd...................     800   11,180
    Hongkong Chinese, Ltd.....................................  58,000   10,184
    Kerry Properties, Ltd.....................................  13,000   62,716
   *Ko Yo Chemical Group, Ltd................................. 360,000    8,083
    Kowloon Development Co., Ltd..............................   7,000    9,422
    Li & Fung, Ltd............................................  25,360   42,168
    Lifestyle International Holdings, Ltd.....................   4,500   14,639
    Luk Fook Holdings International, Ltd......................   4,000   20,928
    Midland Holdings, Ltd.....................................  18,000   10,462
   *Mongolia Energy Corp, Ltd.................................  83,000   10,522
    MTR Corp., Ltd............................................  10,051   34,030
    New World Development Co., Ltd............................  28,986   42,708
    NWS Holdings, Ltd.........................................  16,185   23,551
    Orient Overseas International, Ltd........................   2,500   14,174
    Pacific Basin Shipping, Ltd...............................  21,000   11,508
    Paliburg Holdings, Ltd....................................  28,000   10,556
    Power Assets Holdings, Ltd................................  10,000   83,046
    Public Financial Holdings, Ltd............................  10,000    5,699
    Samling Global, Ltd....................................... 106,000   11,269
   *Sands China, Ltd..........................................   5,600   16,855
   #Shun Tak Holdings, Ltd....................................   8,000    5,263
    Sino Land Co., Ltd........................................  48,022   81,348
   *Sino-Tech International Holdings, Ltd..................... 110,000    1,677
    SJM Holdings, Ltd.........................................   9,000   22,656
    Sun Hung Kai & Co., Ltd...................................   4,000    2,933
    Sun Hung Kai Properties, Ltd..............................   9,000  136,791
  #*Sustainable Forest Holdings, Ltd.......................... 232,500   11,910
    Television Broadcasts, Ltd................................   2,000   13,729
    Tongda Group Holdings, Ltd................................ 270,000   11,576
    Transport International Holdings, Ltd.....................   2,800    7,260
    Victory City International Holdings, Ltd..................  41,042    7,149
    Vitasoy International Holdings, Ltd.......................  10,000    7,288
   *VST Holdings, Ltd.........................................  62,000   15,737
    VTech Holdings, Ltd.......................................   5,000   58,455
    Wharf Holdings, Ltd.......................................  20,000  146,391

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
HONG KONG -- (Continued)
    Wheelock & Co., Ltd......................................  9,000 $   38,359
   *Wynn Macau, Ltd..........................................  4,800     16,687
   #Xinyi Glass Holdings, Ltd................................ 34,000     28,616
                                                                     ----------
TOTAL HONG KONG..............................................         1,704,946
                                                                     ----------
IRELAND -- (0.4%)
   *Aer Lingus Group P.L.C................................... 10,290     10,005
   *Allied Irish Banks P.L.C.................................  2,797        415
   *Allied Irish Banks P.L.C. Sponsored ADR..................    420        722
   *Anglo Irish Bank Corp. P.L.C.............................  5,570      1,737
   *Bank of Ireland P.L.C. Sponsored ADR.....................    300        432
    C&C Group P.L.C..........................................  1,711      8,584
   *CRH P.L.C................................................  3,218     63,128
    CRH P.L.C. Sponsored ADR.................................  7,772    154,119
    DCC P.L.C................................................    432     11,643
    Dragon Oil P.L.C.........................................  3,059     27,406
    FBD Holdings P.L.C.......................................  1,875     18,543
    Glanbia P.L.C............................................  4,032     26,472
   *Governor & Co. of the Bank of Ireland P.L.C. (The)....... 87,494     13,260
    Grafton Group P.L.C......................................  5,495     22,966
    Greencore Group P.L.C.................................... 14,365     19,374
   *Independent News & Media P.L.C...........................    730        350
   *Kerry Group P.L.C........................................  1,797     74,232
    Paddy Power P.L.C........................................    456     22,303
   *Smurfit Kappa Group P.L.C................................  3,302     33,989
    United Drug P.L.C........................................  1,825      6,126
                                                                     ----------
TOTAL IRELAND................................................           515,806
                                                                     ----------
ISRAEL -- (0.6%)
   *Bank Hapoalim B.M........................................ 18,848     93,195
    Bank Leumi Le-Israel B.M................................. 18,595     86,314
    Bezeq Israeli Telecommunication Corp., Ltd............... 10,837     26,251
    Cellcom Israel, Ltd......................................    360      9,366
    Clal Industries & Investments, Ltd.......................  2,565     16,886
    Clal Insurance Enterprises Holdings, Ltd.................    670     15,033
    Elbit Systems, Ltd.......................................    782     36,991
    Harel Insurance Investments & Finances, Ltd..............    317     16,542
    Israel Chemicals, Ltd....................................  3,136     52,727
   *Israel Discount Bank, Ltd................................  9,101     17,578
   *Makhteshim-Agan Industries, Ltd..........................  3,203     17,630
    Migdal Insurance & Financial Holding, Ltd................  1,471      2,503
    Mizrahi Tefahot Bank, Ltd................................  1,017     10,686
   *NICE Systems, Ltd. Sponsored ADR.........................  1,397     49,901
   *Oil Refineries, Ltd...................................... 30,902     20,815
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.......  6,919    322,702
                                                                     ----------
TOTAL ISRAEL.................................................           795,120
                                                                     ----------
ITALY -- (2.0%)
    A2A SpA.................................................. 14,901     21,357
    ACEA SpA.................................................    926      8,145
   #Alerion Cleanpower SpA...................................  2,085     15,684
    Ansaldo STS SpA..........................................  2,796     27,023
    Arnoldo Mondadori Editore SpA............................  3,462     10,947
    Assicurazioni Generali SpA...............................  5,731    108,775
    Astaldi SpA..............................................  2,155     13,238
    Atlantia SpA.............................................    378      6,999
    Autogrill SpA............................................  1,407     18,518
    Azimut Holding SpA.......................................  3,472     28,302
    Banca Monte Dei Paschi di Siena SpA...................... 73,896     55,383
    Banca Piccolo Credito Valtellinese Scarl.................  5,966     24,632

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
ITALY -- (Continued)
   #Banca Popolare dell'Emilia Romagna Scrl.................   2,077 $   20,879
   *Banca Popolare dell'Etruria e del Lazio Scarl...........   5,269     14,774
   #Banca Popolare di Milano Scarl..........................   5,532     11,933
    Banca Popolare di Sondrio Scarl.........................   3,516     26,709
   #BasicNet SpA............................................   3,053     10,410
   *Buongiorno SpA..........................................   4,310      7,991
   *Buzzi Unicem SpA........................................   1,190     13,944
   #C.I.R. SpA - Compagnie Industriali Riunite..............  12,797     29,969
    Credito Emiliano SpA....................................   1,297      6,559
    Davide Campari - Milano SpA.............................   3,357     27,693
    De Longhi SpA...........................................   4,371     53,819
   #DiaSorin SpA............................................     691     34,157
    Elica SpA...............................................   7,787     13,728
    Enel SpA................................................  43,573    250,953
    Eni SpA.................................................   8,106    176,153
    Eni SpA Sponsored ADR...................................     600     25,968
    ERG SpA.................................................     971     12,932
    Esprinet SpA............................................   1,834      9,724
    Falck Renewables SpA....................................   2,083      3,549
   *Fiat Industrial SpA.....................................   5,316     70,170
    Fiat SpA................................................   5,849     57,791
    Finmeccanica SpA........................................   8,008     61,447
   *Gemina SpA..............................................   6,656      6,742
   #Geox SpA................................................     707      3,632
    Gruppo Editoriale L'Espresso SpA........................   2,471      5,738
    Hera SpA................................................   4,615      9,099
    Immsi SpA...............................................  13,995     15,726
   *Impregilo SpA...........................................   2,167      6,147
    Intesa Sanpaolo SpA..................................... 106,486    245,643
    Iren SpA................................................   3,033      5,002
   #Italcementi SpA.........................................   3,075     24,744
    Italmobiliare SpA.......................................     111      3,898
    KME Group SpA...........................................   9,436      4,049
  #*Lottomatica SpA.........................................   1,126     22,331
    Mediaset SpA............................................   9,368     40,138
   *Milano Assicurazioni SpA................................   5,077      2,217
    Piaggio & C. SpA........................................   1,989      8,222
   #Pirelli & Co. SpA.......................................   2,203     22,842
   *Prelios SpA.............................................   2,203      1,201
   *Premafin Finanziaria SpA................................   6,626      3,514
    Prysmian SpA............................................   3,593     66,502
   *Reno de Medici SpA......................................  17,900      5,884
   *Safilo Group SpA........................................   1,166     15,708
    Saipem SpA..............................................   2,333    121,574
   *Saras SpA...............................................   3,428      7,037
    Snam Rete Gas SpA.......................................  17,646    101,874
    Societa' Cattolica di Assicurazioni S.c.r.l.............   1,001     24,222
   #Societa Iniziative Autostradali e Servizi SpA...........   3,086     30,382
    Sogefi SpA..............................................   5,901     21,999
   *Sorin SpA...............................................   5,946     16,671
    Telecom Italia SpA......................................  18,112     22,790
   #Telecom Italia SpA Sponsored ADR........................   6,420     80,250
    Tenaris SA..............................................   1,995     43,732
   #Tenaris SA ADR..........................................   1,300     57,460
    Terna Rete Elettrica Nazionale SpA......................  17,283     78,369
    Tod's SpA...............................................     420     56,202
    UniCredit SpA........................................... 121,141    216,101
   *Unipol Gruppo Finanziario SpA...........................   5,663      2,611
    Vittoria Assicurazioni SpA..............................   2,148     10,767
                                                                     ----------
TOTAL ITALY.................................................          2,691,275
                                                                     ----------

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (18.7%)
    77 Bank, Ltd. (The)........................................  5,000 $ 21,925
    Accordia Golf Co., Ltd.....................................     37   27,658
    Adeka Corp.................................................  4,200   43,252
    Advan Co., Ltd.............................................    500    4,788
    Advantest Corp. ADR........................................    500    8,845
   #AEON Co., Ltd.............................................. 10,900  137,271
    Aica Kogyo Co., Ltd........................................  2,900   41,134
    Aichi Bank, Ltd. (The).....................................    300   16,427
    Air Water, Inc.............................................  4,000   48,516
    Aisin Seiki Co., Ltd.......................................  1,300   49,885
    Ajinomoto Co., Inc......................................... 10,000  123,959
    Akita Bank, Ltd. (The).....................................  3,000    9,146
    Alfresa Holdings Corp......................................    500   20,435
    Alps Electric Co., Ltd.....................................  1,000   11,240
    Amada Co., Ltd.............................................  6,000   46,510
    Amano Corp.................................................  3,100   29,598
    Anritsu Corp...............................................  2,000   21,678
   #AOI Electronic Co., Ltd....................................    200    3,693
    Aomori Bank, Ltd. (The)....................................  6,000   19,296
    Arakawa Chemical Industries, Ltd...........................    300    2,920
    Arc Land Sakamoto Co., Ltd.................................    900   16,147
   #Arcs Co., Ltd..............................................  1,600   27,990
    Asahi Glass Co., Ltd.......................................  8,000   92,429
    Asahi Group Holdings, Ltd..................................  3,500   74,061
    Asahi Kasei Corp........................................... 13,000   91,965
   *Asahi Tec Corp............................................. 80,000   26,086
    ASATSU-DK, Inc.............................................    300    8,272
    Asics Corp.................................................  1,000   15,163
    Astellas Pharma, Inc.......................................  4,200  163,170
  #*Atom Corp..................................................  3,800   13,273
    Autobacs Seven Co., Ltd....................................    900   40,518
    Avex Group Holdings, Inc...................................  2,300   31,214
   #Awa Bank, Ltd. (The).......................................  3,000   19,506
    Bank of Iwate, Ltd. (The)..................................    200    8,161
    Bank of Kyoto, Ltd. (The)..................................  4,000   36,510
    Bank of Nagoya, Ltd. (The).................................  2,000    6,274
    Bank of Okinawa, Ltd. (The)................................    300   14,064
    Bank of Saga, Ltd. (The)...................................  8,000   20,553
    Bank of the Ryukyus, Ltd...................................  1,800   23,602
    Belluna Co., Ltd...........................................  3,100   21,487
    Benesse Holdings, Inc......................................    500   21,617
    Bridgestone Corp...........................................  3,000   74,627
    Brother Industries, Ltd....................................  2,300   35,879
    Bunka Shutter Co., Ltd.....................................  6,000   17,885
    Calsonic Kansei Corp.......................................  4,000   26,092
   #Canon Electronics, Inc.....................................    400   10,984
    Canon Marketing Japan, Inc.................................    600    7,462
    Canon, Inc. Sponsored ADR..................................  7,600  367,232
   #Capcom Co., Ltd............................................    200    5,239
   #Casio Computer Co., Ltd....................................  9,200   65,101
    Central Glass Co., Ltd.....................................  7,000   35,048
    Century Tokyo Leasing Corp.................................  2,300   44,358
    Chiyoda Corp...............................................  3,000   38,320
    Chofu Seisakusho Co., Ltd..................................  1,400   36,485
    Chubu Electric Power Co., Ltd..............................  5,400   92,738
    Chubu Shiryo Co., Ltd......................................  1,000    6,833
    Chugai Pharmaceutical Co., Ltd.............................    900   15,982
    Chugoku Bank, Ltd. (The)...................................  2,000   25,439
   #Chugoku Electric Power Co., Ltd. (The).....................  2,800   45,215
    Chukyo Bank, Ltd. (The)....................................  8,000   19,852
    Chuo Spring Co., Ltd.......................................  1,000    3,739

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Circle K Sunkus Co., Ltd...................................  1,500 $ 24,837
    Citizen Holdings Co., Ltd..................................  2,400   14,410
    CKD Corp...................................................    700    6,021
    Cleanup Corp...............................................    600    3,840
    CMK Corp...................................................  2,600   10,037
    Coca-Cola West Co., Ltd....................................  2,100   42,009
    Comsys Holdings Corp.......................................  1,000    9,960
   #Cosel Co., Ltd.............................................    600   10,548
    Cosmo Oil Co., Ltd......................................... 21,000   63,382
  #*CSK Corp...................................................    600    2,519
    Cybernet Systems Co., Ltd..................................     16    4,195
    Dai Nippon Printing Co., Ltd............................... 12,000  136,260
    Daicel Chemical Industries, Ltd............................  6,000   42,927
    Daido Steel Co., Ltd.......................................  6,000   42,537
    Daidoh, Ltd................................................    500    5,160
  #*Daiei, Inc. (The)..........................................  1,350    5,089
    Daifuku Co., Ltd...........................................  1,500    9,672
    Daihatsu Motor Co., Ltd....................................  4,000   70,062
    Dai-ichi Life Insurance Co., Ltd. (The)....................     32   45,293
    Daiichi Sankyo Co., Ltd....................................  4,200   86,792
    Daikin Industries, Ltd.....................................  1,600   56,759
    Dainippon Screen Manufacturing Co., Ltd....................  5,000   39,308
    Dainippon Sumitomo Pharma Co., Ltd.........................  2,000   20,329
    Daio Paper Corp............................................  1,000    7,832
    Daiseki Co., Ltd...........................................  1,100   21,687
    Daishi Bank, Ltd. (The)....................................  4,000   12,191
    Daiwa House Industry Co., Ltd.............................. 10,000  134,763
    Daiwa Securities Group, Inc................................ 19,000   82,642
    DCM Holdings Co., Ltd......................................  1,300    9,876
    Denki Kagaku Kogyo K.K.....................................  9,000   43,423
    Denso Corp.................................................  3,700  131,483
    Dentsu, Inc................................................  2,700   83,989
    DIC Corp...................................................  7,000   16,305
   #Disco Corp.................................................    300   17,447
   #Don Quijote Co., Ltd.......................................    600   20,670
    Doutor Nichires Holdings Co., Ltd..........................  1,900   25,240
    Dowa Holdings Co., Ltd..................................... 10,000   66,988
    Duskin Co., Ltd............................................  1,300   26,305
    Dydo Drinco, Inc...........................................    400   15,575
    East Japan Railway Co......................................  1,200   75,521
    Ebara Corp.................................................  7,000   41,171
   #Edion Corp.................................................  1,300   13,490
    Ehime Bank, Ltd. (The).....................................  8,000   23,516
    Eizo Nanao Corp............................................  1,100   20,531
    Electric Power Development Co., Ltd........................  1,000   26,442
  #*Elpida Memory, Inc.........................................  4,986   46,026
    ESPEC Corp.................................................    700    5,116
    Exedy Corp.................................................    400   15,114
    Ezaki Glico Co., Ltd.......................................  1,000   11,501
    FALCO SD HOLDINGS Co., Ltd.................................    200    2,074
    FamilyMart Co., Ltd........................................    400   15,113
    FANUC Corp.................................................  1,200  227,007
    Fast Retailing Co., Ltd....................................    300   53,097
    FCC Co., Ltd...............................................    100    2,401
    Fuji Corp, Ltd.............................................  1,100    5,592
    Fuji Electric Holdings Co., Ltd............................  9,000   29,300
    Fuji Heavy Industries, Ltd.................................  6,000   48,038
    Fuji Oil Co., Ltd..........................................  1,100   16,760
    Fuji Seal International, Inc...............................  1,300   29,435
   #Fuji Soft, Inc.............................................    600    8,931
    Fuji Television Network, Inc...............................      7   10,841

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    FUJIFILM Holdings Corp.....................................  3,200 $ 96,640
    Fujikura, Ltd.............................................. 11,000   51,979
    Fujimi, Inc................................................    400    4,714
    Fujitsu, Ltd............................................... 12,000   70,622
    FuKoKu Co., Ltd............................................    200    2,000
    Fukui Bank, Ltd. (The).....................................  3,000    8,802
    Fukuoka Financial Group, Inc............................... 13,000   55,276
    Funai Electric Co., Ltd....................................    900   23,376
    Furukawa Electric Co., Ltd.................................  4,000   17,186
    Futaba Corp................................................  1,500   27,332
    Futaba Industrial Co., Ltd.................................    500    3,988
    Fuyo General Lease Co., Ltd................................    400   14,175
    Glory, Ltd.................................................    800   18,710
    Godo Steel, Ltd............................................  8,000   20,275
    Goldcrest Co., Ltd.........................................  1,060   24,894
   #GS Yuasa Corp..............................................  5,000   34,681
    Gunze, Ltd.................................................  7,000   26,207
   #H2O Retailing Corp.........................................  3,000   22,918
    Hachijuni Bank, Ltd. (The).................................  5,000   27,744
    Hakuhodo Dy Holdings, Inc..................................    620   34,255
    Hamamatsu Photonics K.K....................................    900   40,499
   *Hankyu Hanshin Holdings, Inc...............................  5,000   20,128
    Hanwa Co., Ltd.............................................  3,000   13,243
    Harashin Narus Holdings Co., Ltd...........................    400    6,454
   *Haseko Corp................................................ 34,000   27,716
    Heiwa Corp.................................................    500    8,119
    Heiwado Co., Ltd...........................................    700    9,172
    Hibiya Engineering, Ltd....................................    800    8,608
    Higo Bank, Ltd. (The)......................................  3,000   16,940
    Hino Motors, Ltd...........................................  2,000   12,409
   #Hiroshima Bank, Ltd. (The).................................  3,000   13,195
    Hisamitsu Pharmaceutical Co., Inc..........................    300   13,076
    Hitachi Cable, Ltd.........................................  3,000    8,631
    Hitachi Capital Corp.......................................  1,300   19,106
    Hitachi Chemical Co., Ltd..................................  3,300   65,380
   #Hitachi Construction Machinery Co., Ltd....................  1,700   38,346
    Hitachi High-Technologies Corp.............................  2,100   45,486
    Hitachi Koki Co., Ltd......................................    800    7,293
    Hitachi Kokusai Electric, Inc..............................  2,000   16,221
   #Hitachi Metals, Ltd........................................  1,000   14,121
    Hitachi Tool Engineering, Ltd..............................    600    6,616
    Hitachi Transport System, Ltd..............................  1,100   19,773
    Hitachi Zosen Corp.........................................  9,000   14,801
    Hitachi, Ltd. ADR..........................................  3,100  191,797
    Hokkaido Electric Power Co., Inc...........................  1,400   21,450
    Hokkoku Bank, Ltd. (The)...................................  4,000   14,065
    Hokuetsu Kishu Paper Co., Ltd..............................  4,500   28,151
    Hokuhoku Financial Group, Inc.............................. 11,000   22,965
    Hokuriku Electric Power Co., Inc...........................  1,600   28,686
    Honda Motor Co., Ltd.......................................  5,600  222,185
    Honda Motor Co., Ltd. Sponsored ADR........................  8,100  322,218
    Horiba, Ltd................................................    300    9,955
    Hosiden Corp...............................................    800    6,811
    House Foods Corp...........................................  2,300   41,420
    Hulic Co., Ltd.............................................    100    1,062
    Hyakugo Bank, Ltd. (The)...................................  2,000    7,922
   *Hyakujishi Bank, Ltd. (The)................................  2,000    7,286
    Ibiden Co., Ltd............................................    800   24,211
    Idemitsu Kosan Co., Ltd....................................    400   46,447
    IHI Corp...................................................  6,000   16,167
    Imperial Hotel, Ltd........................................    200    5,080

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Inaba Seisakusho Co., Ltd..................................    600 $  6,752
    Inabata & Co., Ltd.........................................  1,200    7,606
    Inageya Co., Ltd...........................................  2,000   23,063
    Ines Corp..................................................    500    4,052
    Inpex Corp.................................................     10   77,625
   *Iseki & Co., Ltd...........................................  6,000   15,516
    Isetan Mitsukoshi Holdings, Ltd............................  7,640   80,937
    Isuzu Motors, Ltd.......................................... 14,000   69,433
    ITO EN, Ltd................................................    600   10,951
    ITOCHU Corp................................................  9,100  104,991
    Itochu Techno-Solutions Corp...............................    400   15,817
    Itoham Foods, Inc..........................................  2,000    8,104
    Iwatani International Corp.................................  9,000   32,274
    Iyo Bank, Ltd. (The).......................................  4,000   37,665
    Izumi Co., Ltd.............................................    700   10,643
    Izumiya Co., Ltd...........................................  4,000   17,377
    J. Front Retailing Co., Ltd................................  9,000   42,710
    Japan Airport Terminal Co., Ltd............................    700    8,988
    Japan Petroleum Exploration Co., Ltd.......................    700   35,661
    Japan Steel Works, Ltd. (The)..............................  2,000   14,016
    Japan Tobacco, Inc.........................................     11   49,850
    Japan Wool Textile Co., Ltd. (The).........................  1,000    8,883
    JFE Holdings, Inc..........................................  1,300   35,368
    JS Group Corp..............................................  2,600   65,037
    JSR Corp...................................................  2,800   57,184
    JTEKT Corp.................................................  4,100   60,105
    Juroku Bank, Ltd...........................................  8,000   25,051
   *JVC Kenwood Holdings, Inc..................................  3,820   21,641
    JX Holdings, Inc........................................... 26,120  188,850
   #Kadokawa Holdings, Inc.....................................  1,200   42,827
    Kagome Co., Ltd............................................  1,500   27,468
    Kagoshima Bank, Ltd. (The).................................  2,000   13,555
    Kajima Corp................................................ 22,403   69,614
    Kakaku.com, Inc............................................  1,400   55,378
    Kaken Pharmaceutical Co., Ltd..............................  1,000   14,136
    Kaneka Corp................................................  8,000   51,187
    Kansai Electric Power Co., Inc.............................  7,000  117,919
   #Kansai Paint Co., Ltd......................................  7,000   64,643
    Kanto Auto Works, Ltd......................................  1,800   18,088
    Kao Corp...................................................  1,800   50,903
    Katakura Industries Co., Ltd...............................  1,200   12,791
    Kawasaki Heavy Industries, Ltd............................. 14,000   51,221
   #Kawasaki Kisen Kaisha, Ltd................................. 13,000   42,544
    KDDI Corp..................................................     24  178,339
    Keihan Electric Railway Co., Ltd...........................  7,000   30,696
    Keihin Corp................................................    600   13,387
    Keiyo Bank, Ltd. (The).....................................  7,000   36,899
   *Kenedix, Inc...............................................     64   12,493
    Kewpie Corp................................................  3,500   47,497
    Kikkoman Corp..............................................  4,000   44,224
    Kirin Holdings Co., Ltd....................................  6,000   88,359
    Kissei Pharmaceutical Co., Ltd.............................  1,000   19,340
    Kiyo Holdings, Inc.........................................  9,000   12,735
    Koa Corp...................................................    900   10,974
    Kobayashi Pharmaceutical Co., Ltd..........................    600   30,898
    Kobe Steel, Ltd............................................ 32,000   70,686
    Koito Manufacturing Co., Ltd...............................  1,000   17,191
    Kokuyo Co., Ltd............................................  1,500   11,262
    Komatsu, Ltd...............................................  7,200  224,772
    Komori Corp................................................    900    7,547
    Konami Co., Ltd............................................    600   15,749

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Konami Corp. ADR...........................................    400 $ 10,400
   *Konica Minolta Holdings, Inc............................... 11,000   88,996
    Konishi Co., Ltd...........................................    300    4,200
    K's Holdings Corp..........................................    719   33,633
    Kubota Corp................................................  6,000   54,457
    Kubota Corp. Sponsored ADR.................................  1,000   45,260
    Kurabo Industries, Ltd..................................... 13,000   25,980
    Kuraray Co., Ltd...........................................  3,000   45,291
    Kureha Corp................................................  2,000    9,615
    Kurita Water Industries, Ltd...............................    300    8,712
    Kuroda Electric Co., Ltd...................................    300    3,533
    KYB Co., Ltd...............................................  3,000   24,448
    Kyocera Corp...............................................    500   53,393
    Kyocera Corp. Sponsored ADR................................  1,000  107,120
   #Kyokuyo Co., Ltd...........................................  2,000    4,750
    KYORIN Holdings, Inc.......................................  2,000   41,709
    Kyowa Exeo Corp............................................  2,000   19,789
    Kyowa Hakko Kirin Co., Ltd.................................  4,000   42,660
    Kyushu Electric Power Co., Inc.............................  3,300   51,983
    Lawson, Inc................................................    500   27,050
    LEC, Inc...................................................    400    7,283
  #*Leopalace21 Corp...........................................  2,100    3,044
    Life Corp..................................................  1,500   26,643
    Lintec Corp................................................  1,100   30,632
    Lion Corp..................................................  5,000   27,350
    Mabuchi Motor Co., Ltd.....................................    500   25,851
    Maeda Corp.................................................  7,000   22,966
    Maeda Road Construction Co., Ltd...........................  1,000    9,704
    Maezawa Kasei Industries Co., Ltd..........................    400    3,938
    Makino Milling Machine Co., Ltd............................  7,000   68,851
    Makita Corp................................................  1,200   56,454
    Mars Engineering Corp......................................    300    5,001
    Marubeni Corp.............................................. 12,000   90,043
    Marubun Corp...............................................    800    3,973
    Maruha Nichiro Holdings, Inc...............................  6,000   10,508
    Marui Group Co., Ltd.......................................  4,600   37,670
    Maruichi Steel Tube, Ltd...................................  1,400   35,474
    Marusan Securities Co., Ltd................................  3,900   17,560
    Max Co., Ltd...............................................  2,000   25,301
   #Mazda Motor Corp........................................... 27,000   74,194
    Megmilk Snow Brand Co., Ltd................................    600   11,168
   #Meidensha Corp.............................................  4,000   17,040
    Meitec Corp................................................    300    6,684
    Michinoku Bank, Ltd. (The).................................  3,000    6,004
    Minato Bank, Ltd. (The)....................................  8,000   16,030
    Minebea Co., Ltd........................................... 10,000   50,840
    Miraca Holdings, Inc.......................................    600   25,218
    Misumi Group, Inc..........................................    600   16,747
    Mitsubishi Chemical Holdings Corp.......................... 15,000  116,922
   *Mitsubishi Corp............................................  7,580  202,736
    Mitsubishi Electric Corp................................... 12,000  141,696
    Mitsubishi Estate Co., Ltd.................................  9,000  161,390
    Mitsubishi Gas Chemical Co., Inc...........................  7,369   57,434
    Mitsubishi Heavy Industries, Ltd........................... 30,000  139,824
    Mitsubishi Logistics Corp..................................  3,000   34,485
    Mitsubishi Materials Corp.................................. 13,000   44,280
   *Mitsubishi Motors Corp..................................... 25,000   32,648
    Mitsubishi Paper Mills, Ltd................................ 11,000   11,251
    Mitsubishi Pencil Co., Ltd.................................    600   11,271
    Mitsubishi Tanabe Pharma Corp..............................  2,000   36,237
    Mitsubishi UFJ Financial Group, Inc........................ 51,500  261,510

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Mitsubishi UFJ Financial Group, Inc. ADR................... 25,043 $126,968
    Mitsui & Co., Ltd..........................................    300    5,648
    Mitsui & Co., Ltd. Sponsored ADR...........................    473  179,262
    Mitsui Chemicals, Inc...................................... 16,000   60,763
    Mitsui Engineering & Shipbuilding Co., Ltd................. 21,000   44,522
    Mitsui Fudosan Co., Ltd....................................  6,000  114,638
   *Mitsui Home Co., Ltd.......................................  3,000   16,638
    Mitsui Mining & Smelting Co., Ltd..........................  5,000   18,097
    Mitsui O.S.K. Lines, Ltd................................... 11,000   57,600
    Mitsui-Soko Co., Ltd.......................................  1,000    3,995
    Mitsumi Electric Co., Ltd..................................  2,400   23,228
   #Miura Co., Ltd.............................................    400   11,520
    Miyazaki Bank, Ltd. (The)..................................  7,000   16,233
   *Mizuho Financial Group, Inc................................ 42,900   70,177
    Mizuho Financial Group, Inc. ADR........................... 11,600   37,816
    Mizuho Investors Securities Co., Ltd.......................  9,000    8,380
    Mizuho Trust & Banking Co., Ltd............................ 10,000    8,806
   #Mizuno Corp................................................  6,000   27,873
    Mochida Pharmaceutical Co., Ltd............................  2,000   21,370
   #Mori Seiki Co., Ltd........................................  1,900   25,263
    Morinaga & Co., Ltd........................................ 11,000   26,718
    Morinaga Milk Industry Co., Ltd............................  4,000   17,812
    Mory Industries, Inc.......................................  2,000    8,517
    MOS Food Services, Inc.....................................    700   13,870
    MS&AD Insurance Group Holdings, Inc........................  2,452   61,279
    Murata Manufacturing Co., Ltd..............................    600   38,860
    Musashino Bank, Ltd........................................    400   14,095
    Nabtesco Corp..............................................  1,000   25,402
    Nagase & Co., Ltd..........................................  2,000   26,403
    Nagoya Railroad Co., Ltd...................................  8,000   21,300
    Nakamuraya Co., Ltd........................................  1,000    4,992
    Namco Bandai Holdings, Inc.................................  1,500   18,980
    Nankai Electric Railway Co., Ltd...........................  4,000   16,143
   #Nanto Bank, Ltd. (The).....................................  3,000   15,939
    Natori Co., Ltd............................................    500    5,321
   *NEC Corp................................................... 70,000  160,094
    Net One Systems Co., Ltd...................................     16   38,338
    NGK Insulators, Ltd........................................  1,000   18,315
    NGK Spark Plug Co., Ltd....................................  3,000   42,348
    NHK Spring Co., Ltd........................................  3,000   31,943
    Nichia Steel Works, Ltd....................................  1,000    2,575
    Nichias Corp...............................................  4,000   24,690
    Nichicon Corp..............................................  1,300   21,953
    Nichirei Corp..............................................  7,000   30,994
   #Nidec Corp. ADR............................................  2,800   69,552
    Nifco, Inc.................................................    500   13,375
    Nihon Kohden Corp..........................................  1,800   50,030
    Nihon Parkerizing Co., Ltd.................................  1,000   14,967
    Nihon Unisys, Ltd..........................................  2,600   15,681
    Nihon Yamamura Glass Co., Ltd..............................  3,000    8,299
    Nikkiso Co., Ltd...........................................  3,000   29,550
    Nikon Corp.................................................  1,000   23,468
    Nintendo Co., Ltd..........................................    500   79,293
    Nippo Corp.................................................  3,000   24,126
    Nippon Ceramic Co., Ltd....................................    400    8,716
    Nippon Chemi-Con Corp......................................  6,000   38,770
    Nippon Denko Co., Ltd......................................  2,000   13,355
    Nippon Flour Mills Co., Ltd................................  2,000    9,481
    Nippon Kayaku Co., Ltd.....................................  4,000   44,392
    Nippon Konpo Unyu Soko Co., Ltd............................  1,000   11,406
    Nippon Light Metal Co., Ltd................................ 33,000   69,752

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Nippon Meat Packers, Inc...................................  3,000 $ 41,739
    Nippon Paint Co., Ltd......................................  6,000   48,578
    Nippon Paper Group, Inc....................................  2,000   44,674
    Nippon Sheet Glass Co., Ltd................................ 14,800   47,204
   #Nippon Shinyaku Co., Ltd...................................  1,000   14,166
    Nippon Shokubai Co., Ltd...................................  3,000   39,242
   #Nippon Signal Co., Ltd.....................................  2,700   20,370
    Nippon Soda Co., Ltd.......................................  8,000   37,692
    Nippon Steel Corp.......................................... 28,000   94,308
    Nippon Suisan Kaisha, Ltd..................................  2,700    9,766
    Nippon Telegraph & Telephone Corp..........................    500   24,728
    Nippon Telegraph & Telephone Corp. ADR.....................  4,000   98,960
    Nippon Television Network Corp.............................    180   27,423
    Nippon Valqua Industries, Ltd..............................  3,000    9,020
  #*Nippon Yakin Kogyo Co., Ltd................................  2,000    5,955
    Nippon Yusen K.K........................................... 22,405   82,034
   #Nipro Corp.................................................  1,000   18,375
    Nishimatsu Construction Co., Ltd...........................  4,000    5,989
    Nishimatsuya Chain Co., Ltd................................  2,600   22,703
    Nishi-Nippon Railroad Co., Ltd.............................  5,000   22,475
    Nissan Chemical Industries, Ltd............................    700    8,354
    Nissan Motor Co., Ltd......................................  9,000   95,773
    Nissan Shatai Co., Ltd.....................................  1,000    8,261
   #Nissha Printing Co., Ltd...................................    500    9,001
    Nisshin Oillio Group, Ltd. (The)...........................  2,000    9,563
    Nisshin Seifun Group, Inc..................................  3,500   44,713
    Nisshin Steel Co., Ltd..................................... 16,000   33,239
    Nisshinbo Holdings, Inc....................................  3,000   29,531
    Nissin Foods Holdings Co., Ltd.............................  1,100   41,997
    Nissin Kogyo Co., Ltd......................................    700   12,931
    Nitta Corp.................................................    800   16,153
    Nitto Boseki Co., Ltd...................................... 14,000   40,507
    Nitto Denko Corp...........................................  1,900   91,558
    Nitto Kogyo Corp...........................................    700    8,149
    NKSJ Holdings, Inc......................................... 17,200  113,491
    NOF Corp...................................................  2,000    9,102
    NOK Corp...................................................  3,900   72,235
    Nomura Holdings, Inc....................................... 10,800   52,431
   #Nomura Holdings, Inc. ADR.................................. 14,000   67,900
    Nomura Real Estate Holdings, Inc...........................    900   16,475
    Nomura Research Institute, Ltd.............................  1,200   28,597
    NSK, Ltd................................................... 11,000  106,795
    NTN Corp................................................... 12,000   72,463
    NTT Data Corp..............................................      8   27,755
    NTT DoCoMo, Inc............................................     47   86,969
   #NTT DoCoMo, Inc. Sponsored ADR.............................  5,596  103,750
    Obayashi Corp.............................................. 11,000   50,896
    Obic Co., Ltd..............................................     60   11,797
    Odakyu Electric Railway Co., Ltd...........................  6,000   51,782
    Ogaki Kyoritsu Bank, Ltd. (The)............................  2,000    6,358
    Ohara, Inc.................................................    300    3,205
    Oiles Corp.................................................  1,500   31,418
    Oita Bank, Ltd. (The)......................................  2,000    5,992
    Oji Paper Co., Ltd......................................... 15,000   74,991
    Okasan Securities Group, Inc...............................  2,000    7,225
   *Oki Electric Industry Co., Ltd............................. 12,000   11,960
    Okinawa Electric Power Co., Ltd............................    200    8,955
    OKUMA Corp.................................................  2,000   21,185
    Okumura Corp...............................................  7,000   26,257
    Okura Industrial Co., Ltd..................................  2,000    7,079
   #Olympus Corp...............................................  2,500   88,903

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Omron Corp.................................................  2,800 $ 78,450
   #Ono Pharmaceutical Co., Ltd................................    800   44,504
    Osaka Gas Co., Ltd......................................... 26,000  102,945
   #Osaki Electric Co., Ltd....................................  1,000   10,516
    OSG Corp...................................................  1,100   17,682
    Otsuka Corp................................................    600   39,843
   *Pacific Metals Co., Ltd....................................  2,000   14,885
    PanaHome Corp..............................................  5,000   35,523
    Panasonic Corp.............................................  3,800   45,184
    Panasonic Corp. Sponsored ADR.............................. 16,200  191,970
    Panasonic Electric Works Information Systems Co., Ltd......    300    8,222
    Parco Co., Ltd.............................................    900    7,670
    Paris Miki Holdings, Inc...................................  3,100   28,220
    Park24 Co., Ltd............................................    900   10,187
   #Pigeon Corp................................................    700   26,877
    Piolax, Inc................................................    500   12,364
   *Pioneer Electronic Corp....................................  8,000   42,201
    Pronexus, Inc..............................................    600    3,046
  #*Renesas Electronics Corp...................................  2,500   21,508
    Rengo Co., Ltd.............................................  7,000   46,166
    Resona Holdings, Inc.......................................  5,300   26,265
    Ricoh Co., Ltd............................................. 18,000  193,632
    Rinnai Corp................................................    600   46,461
    Rohm Co., Ltd..............................................  1,100   64,101
    Rohto Pharmaceutical Co., Ltd..............................  1,000   11,959
    Roland Corp................................................  1,200   11,045
    Roland DG Corp.............................................    700    9,759
    Royal Holdings Co., Ltd....................................  1,800   19,600
    Ryobi, Ltd.................................................  9,000   41,648
    Ryohin Keikaku Co., Ltd....................................    725   37,816
    Ryosan Co., Ltd............................................    500   10,833
    Ryoyo Electro Corp.........................................  2,000   19,884
    Saibu Gas Co., Ltd.........................................  4,000   10,706
    Sakata Seed Corp...........................................  1,800   26,070
    Sanden Corp................................................  2,000   10,550
    San-in Godo Bank, Ltd. (The)...............................  2,000   15,531
    Sanki Engineering Co., Ltd.................................  3,000   17,378
    Sankyu, Inc................................................  8,000   38,535
    Sapporo Hokuyo Holdings, Inc...............................  8,000   34,578
   *Sapporo Holdings, Ltd......................................  2,000    8,330
    Sawai Pharmaceutical Co., Ltd..............................    500   51,664
    Secom Co., Ltd.............................................  1,100   54,874
    Sega Sammy Holdings, Inc...................................  2,000   42,990
    Seiko Epson Corp...........................................  2,300   39,032
    Seiren Co., Ltd............................................  1,800   11,404
    Sekisui Chemical Co., Ltd..................................  7,000   64,675
    Sekisui House, Ltd......................................... 12,000  114,859
    Sekisui Plastics Co., Ltd..................................  5,000   22,367
    Senshukai Co., Ltd.........................................  1,600   10,853
    Seven & I Holdings Co., Ltd................................  4,200  119,762
    Sharp Corp................................................. 13,000  119,756
    Shiga Bank, Ltd............................................  6,000   35,159
    Shikoku Bank, Ltd..........................................  3,000    9,591
   #Shikoku Electric Power Co., Inc............................  2,000   43,723
    Shima Seiki Manufacturing Co., Ltd.........................    300    7,199
    Shimadzu Corp..............................................  7,000   64,947
   #Shimizu Corp............................................... 15,000   66,485
   #Shindengen Electric Manufacturing Co., Ltd.................  1,000    4,396
    Shin-Etsu Chemical Co., Ltd................................  2,800  151,037
  #*Shinko Electric Industries Co., Ltd........................  1,300   10,760
    Shionogi & Co., Ltd........................................  1,500   25,887

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Ship Healthcare Holdings, Inc..............................    500 $ 10,550
    Shiroki Corp...............................................  5,000   18,712
    Shiseido Co., Ltd..........................................  1,600   30,658
    Shizuoka Gas Co., Ltd......................................  3,000   18,968
    Sho-Bond Corp..............................................    200    4,886
   *Showa Corp.................................................  1,800   13,461
   *Showa Denko K.K............................................ 14,000   29,151
    Showa Shell Sekiyu K.K.....................................  2,300   22,144
    Sinanen Co., Ltd...........................................  4,000   17,521
    SKY Perfect JSAT Holdings, Inc.............................     27   11,840
    SMC Corp...................................................    300   55,173
    Sohgo Security Services Co., Ltd...........................    800    9,248
    Sojitz Corp................................................ 26,300   52,020
    Sony Corp..................................................    300    7,525
    Sony Corp. Sponsored ADR................................... 14,126  354,563
    Sony Financial Holdings, Inc...............................  2,200   39,607
   *Sotetsu Holdings, Inc......................................  3,000    8,883
    Space Co., Ltd.............................................    200    1,237
    Square Enix Holdings Co., Ltd..............................    900   17,502
    SRA Holdings, Inc..........................................    600    6,136
    Star Micronics Co., Ltd....................................    700    7,911
    Starzen Co., Ltd...........................................  3,000    9,378
   *Sugi Holdings Co., Ltd.....................................  1,200   33,911
    Suminoe Textile Co., Ltd...................................  5,000   10,181
    Sumisho Computer Systems Corp..............................  1,600   27,974
    Sumitomo Bakelite Co., Ltd.................................  2,000   13,691
    Sumitomo Chemical Co., Ltd................................. 15,231   77,187
    Sumitomo Corp..............................................  9,500  133,885
    Sumitomo Electric Industries, Ltd..........................  8,100  120,920
    Sumitomo Forestry Co., Ltd.................................  3,500   33,217
    Sumitomo Heavy Industries, Ltd.............................  6,000   42,165
   *Sumitomo Metal Industries, Ltd............................. 20,000   47,945
    Sumitomo Metal Mining Co., Ltd.............................  4,000   70,830
    Sumitomo Mitsui Financial Group, Inc.......................  9,500  298,860
    Sumitomo Osaka Cement Co., Ltd............................. 11,000   31,839
    Sumitomo Realty & Development Co., Ltd.....................  1,000   24,688
    Sumitomo Rubber Industries, Ltd............................  2,400   31,155
    Sumitomo Warehouse Co., Ltd................................  3,000   14,627
    Suruga Bank, Ltd...........................................  4,000   34,720
    Suzuken Co., Ltd...........................................    300    7,530
   #Suzuki Motor Corp..........................................  2,600   60,219
    Sysmex Corp................................................  1,400   53,533
    T&D Holdings, Inc..........................................  2,350   57,500
    Tadano, Ltd................................................  1,000    6,097
   #Taiheiyo Cement Corp....................................... 15,000   29,553
    Taisei Corp................................................ 19,000   45,387
   #Taisho Pharmaceutical Co., Ltd.............................  1,000   23,452
    Taiyo Nippon Sanso Corp....................................  2,000   15,602
    Taiyo Yuden Co., Ltd.......................................  2,000   25,174
    Takamatsu Construction Group Co., Ltd......................    700   10,703
    Takara Holdings, Inc.......................................  4,000   22,020
    Takara Standard Co., Ltd...................................  5,000   38,334
   #Takasago Thermal Engineering Co., Ltd......................  3,000   24,733
    Takashimaya Co., Ltd.......................................  8,000   59,567
    Takata Corp................................................  1,000   29,870
    Takeda Pharmaceutical Co., Ltd.............................  3,300  157,403
    Tayca Corp.................................................  3,000   11,028
    TDK Corp. Sponsored ADR....................................  1,200   62,100
    Teijin, Ltd................................................ 17,000   75,951
    Tenma Corp.................................................  1,000   10,055
    Terumo Corp................................................  1,300   73,008

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    THK Co., Ltd...............................................  1,700 $ 44,073
    TKC, Corp..................................................    400    8,870
   #Toagosei Co., Ltd..........................................  3,000   16,581
    Tochigi Bank, Ltd..........................................  5,000   19,010
    Toho Bank, Ltd.............................................  3,000    7,207
    Toho Co., Ltd./Kobe........................................  1,000    3,960
   *Toho Co., Ltd./Tokyo.......................................  1,500   26,131
    Toho Gas Co., Ltd..........................................  7,000   38,369
    Toho Zinc Co., Ltd.........................................  5,000   25,055
    Tohuku Electric Power Co., Inc.............................  2,900   37,479
    Tokai Carbon Co., Ltd......................................  8,000   45,296
    Tokai Rika Co., Ltd........................................    600   11,748
    Tokai Rubber Industries, Ltd...............................  2,800   40,539
    Tokai Tokyo Financial Holdings, Inc........................  7,000   21,322
    Token Corp.................................................    120    4,533
    Tokio Marine Holdings, Inc.................................  6,500  191,679
    Tokushu Tokai Paper Co., Ltd...............................  4,000    8,098
    Tokuyama Corp..............................................  7,000   34,633
    Tokyo Broadcasting System, Inc.............................  1,600   20,398
   *Tokyo Dome Corp............................................  2,000    4,023
   #Tokyo Electric Power Co., Ltd..............................  7,000   38,847
    Tokyo Electron, Ltd........................................  1,200   64,592
    Tokyo Energy & Systems, Inc................................  2,000   10,230
    Tokyo Gas Co., Ltd......................................... 23,000  109,881
    Tokyo Ohka Kogyo Co., Ltd..................................    500   11,195
    Tokyo Seimitsu Co., Ltd....................................    700   12,864
    Tokyo Steel Manufacturing Co., Ltd.........................    400    4,100
    Tokyo Tatemono Co., Ltd.................................... 10,000   40,826
    Tokyo Tomin Bank, Ltd......................................    500    6,739
    Tokyu Corp................................................. 10,000   44,900
    Tokyu Land Corp............................................ 12,000   56,335
    Tonami Holdings Co., Ltd...................................  3,000    6,873
   #TonenGeneral Sekiyu K.K....................................  2,000   25,121
    Toppan Forms Co., Ltd......................................  1,300   10,936
    Toppan Printing Co., Ltd................................... 12,000   94,898
    Topre Corp.................................................    300    3,280
    Toray Industries, Inc...................................... 10,000   77,764
    Toshiba Corp............................................... 25,000  129,695
    Toshiba Machine Co., Ltd...................................  8,000   48,874
    Toshiba TEC Corp...........................................  2,000    8,481
    Tosoh Corp................................................. 12,000   50,878
    TOTO, Ltd..................................................  8,000   62,571
    Toyo Ink Manufacturing Co., Ltd............................  3,000   14,185
    Toyo Seikan Kaisha, Ltd....................................  4,500   78,782
    Toyo Tire & Rubber Co., Ltd................................ 12,000   33,358
    Toyobo Co., Ltd............................................ 22,000   33,928
   *Toyoda Gosei Co., Ltd......................................    900   19,651
    Toyota Auto Body Co., Ltd..................................    900   16,298
    Toyota Boshoku Corp........................................    600   10,082
   *Toyota Motor Corp..........................................  1,600   65,318
    Toyota Motor Corp. Sponsored ADR...........................  8,795  720,486
    Toyota Tsusho Corp.........................................  4,700   82,272
    Trend Micro, Inc...........................................    500   15,648
    Trusco Nakayama Corp.......................................    400    8,338
    TS Tech Co., Ltd...........................................    900   17,179
   *TSI Holdings Co., Ltd......................................    660    4,544
    Tsubakimoto Chain Co.......................................  2,000   12,842
   #Tsugami Corp...............................................  1,000    6,086
    Tsumura & Co...............................................    500   16,366
    Ube Industries, Ltd........................................ 12,000   40,729
    Ulvac, Inc.................................................    700   12,924

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------ -----------
JAPAN -- (Continued)
    Uni-Charm Corp..........................................    900 $    40,638
    Unipres Corp............................................    200       5,787
    Universe Co., Ltd.......................................    600      12,531
    UNY Co., Ltd............................................  3,000      29,464
    U-Shin, Ltd.............................................  1,600      14,819
    Ushio, Inc..............................................  1,600      30,094
   #Vital KSK Holdings, Inc.................................  1,000       7,953
    Wacom Co., Ltd..........................................     12      13,565
    West Japan Railway Co...................................  1,100      46,809
    Xebio Co., Ltd..........................................  1,700      40,266
   *Yachiyo Bank, Ltd. (The)................................    400      11,959
    Yahoo Japan Corp........................................     43      15,251
    Yaizu Suisankagaku Industry Co., Ltd....................    200       2,059
    Yamada Denki Co., Ltd...................................    160      12,810
    Yamagata Bank, Ltd......................................  2,000       9,566
    Yamaguchi Financial Group, Inc..........................  3,000      30,621
    Yamaha Corp.............................................  1,300      15,382
   *Yamaha Motor Co., Ltd...................................  2,500      48,467
    Yamanashi Chuo Bank, Ltd................................  2,000       8,443
    Yamatake Corp...........................................  1,200      27,409
    Yamato Kogyo Co., Ltd...................................  1,600      47,995
    Yaskawa Electric Corp...................................  3,000      33,218
    Yellow Hat, Ltd.........................................    400       4,566
    Yodogawa Steel Works, Ltd...............................  2,000       8,421
    Yokohama Rubber Co., Ltd................................  3,000      18,189
    Yondenko Corp...........................................  2,000       8,967
   #Yorozu Corp.............................................    600      15,342
    Yoshinoya Holdings Co., Ltd.............................     23      29,792
   #Zensho Co., Ltd.........................................    400       5,181
    Zeon Corp...............................................  3,000      32,546
                                                                    -----------
TOTAL JAPAN.................................................         25,002,168
                                                                    -----------
NETHERLANDS -- (2.3%)
    Aalberts Industries NV..................................  3,416      66,551
   *Aegon NV................................................ 13,285      76,027
    Akzo Nobel NV...........................................  2,682     163,825
    APERAM NV...............................................    218       6,062
    ArcelorMittal NV........................................  4,360     135,907
   #ASM International NV....................................    503      14,297
    ASML Holding NV.........................................  1,783      63,518
    ASML Holding NV ADR.....................................  1,700      60,605
    BinckBank NV............................................    616       8,506
    CSM NV..................................................    976      25,830
    Delta Lloyd NV..........................................    109       2,382
    Fugro NV................................................  1,261      97,206
    Heijmans NV.............................................  1,353      31,059
    Hunter Douglas NV.......................................    235      10,802
   *ING Groep NV Sponsored ADR.............................. 56,475     606,541
   #Kendrion NV.............................................    337       8,794
    Koninklijke Ahold NV.................................... 15,283     203,500
    Koninklijke Bam Groep NV................................  6,642      37,413
    Koninklijke DSM NV......................................  3,288     186,426
    Koninklijke Philips Electronics NV......................  2,996      74,413
    Koninklijke Ten Cate NV.................................  1,115      38,806
   *LBi International NV....................................  8,941      21,318
    Mediq NV................................................  1,999      37,277
    Nutreco NV..............................................    690      47,976
   #Philips Electronics NV ADR.............................. 10,686     264,692
   *PostNL NV...............................................  1,612      12,587
    Randstad Holdings NV....................................  2,589     116,352
    Reed Elsevier NV........................................  1,315      17,538

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
NETHERLANDS -- (Continued)
    Reed Elsevier NV ADR.....................................  2,642 $   70,594
    SBM Offshore NV..........................................  3,395     81,158
    Sligro Food Group NV.....................................    296     10,562
    Telegraaf Media Groep NV.................................    286      4,814
    TKH Group NV.............................................  1,086     31,404
   *TNT Express NV...........................................  1,612     16,330
  #*TomTom NV................................................  2,056      9,726
    Unilever NV..............................................  6,457    209,693
    Unilever NV ADR..........................................  2,000     64,960
    Unit 4 NV................................................    614     20,370
    USG People NV............................................    981     14,673
    Wolters Kluwer NV........................................  3,737     77,485
                                                                     ----------
TOTAL NETHERLANDS............................................         3,047,979
                                                                     ----------
NEW ZEALAND -- (0.2%)
    Auckland International Airport, Ltd...................... 29,381     58,291
    Contact Energy, Ltd......................................  8,055     36,659
    Fisher & Paykel Healthcare Corp., Ltd....................  4,279      9,413
    Fletcher Building, Ltd...................................  3,659     26,131
    Infratil, Ltd............................................  4,240      6,709
    New Zealand Refining Co., Ltd............................  7,267     22,305
    Port of Tauranga, Ltd....................................  1,623     13,099
    Sky City Entertainment Group, Ltd........................ 10,107     32,659
    Sky Network Television, Ltd..............................  6,556     33,246
   #Telecom Corp. of New Zealand, Ltd. Sponsored ADR.........  4,400     50,204
   *TrustPower, Ltd..........................................  3,375     21,046
                                                                     ----------
TOTAL NEW ZEALAND............................................           309,762
                                                                     ----------
NORWAY -- (0.7%)
   *Archer, Ltd..............................................    245      1,416
    Austevoll Seafood ASA....................................    232      1,277
    BW Offshore, Ltd.........................................  4,454      9,773
    Cermaq ASA...............................................    800     11,171
   *Copeinca ASA.............................................  1,200      9,763
    DnB NOR ASA Series A.....................................  8,512    123,782
   *DNO International ASA.................................... 28,000     31,523
   *Dockwise, Ltd............................................  1,222     31,334
   *DOF ASA..................................................  1,800     15,317
    Fred Olsen Energy ASA....................................     80      3,093
    Ganger Rolf ASA..........................................    240      5,981
    Golar LNG, Ltd...........................................    136      5,208
  #*Norske Skogindustrier ASA Series A.......................  2,500      3,703
    Orkla ASA................................................ 13,499    126,858
    Prosafe ASA..............................................  1,912     14,219
    Schibsted ASA............................................    400     11,893
    SeaDrill, Ltd............................................  2,171     75,568
  #*Sevan Marine ASA.........................................  1,300        130
   *Songa Offshore SE........................................  1,065      5,862
    SpareBanken 1 SMN........................................  1,619     14,421
    StatoilHydro ASA.........................................  1,958     48,258
    StatoilHydro ASA Sponsored ADR...........................  5,400    132,678
    Storebrand ASA...........................................  6,864     57,041
    Telenor ASA..............................................  1,997     33,376
    TGS Nopec Geophysical Co. ASA............................    865     25,231
   #Tomra Systems ASA........................................  1,800     16,276
    Veidekke ASA.............................................  1,400     12,091
    Yara International ASA...................................  1,150     65,688
                                                                     ----------
TOTAL NORWAY.................................................           892,931
                                                                     ----------

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
PORTUGAL -- (0.3%)...........................................
  #*Banco Comercial Portugues SA............................. 38,677 $   17,843
   #Banco Espirito Santo SA..................................  6,796     25,718
  #*Brisa SA.................................................  1,850      8,603
    Cimpor Cimentos de Portugal SA...........................  1,352     10,498
   *EDP Renovaveis SA........................................  1,817     11,780
   #Energias de Portugal SA.................................. 30,688    106,615
   #Galp Energia SGPS SA Series B............................  3,295     74,422
   *Impresa SGPS SA..........................................  1,093        831
    Jeronimo Martins SGPS SA.................................  1,895     37,079
  #*Martifer SGPS SA.........................................    472        811
    Portucel-Empresa Produtora de Pasta de Papel SA.......... 11,580     34,416
    Portugal Telecom SA......................................  3,243     27,961
    Portugal Telecom SGPS SA Sponsored ADR...................  2,200     18,986
    Redes Energeticas Nacionais SA...........................  5,988     19,727
    Sociedade de Investimento e Gestao SGPS SA...............  1,346     13,340
   #Sonae SGPS SA............................................  5,281      5,039
    Sonaecom SGPS SA.........................................  1,724      3,712
   #Zon Multimedia Servicos de Telecomunicacoes e Multimedia
     SGPS SA.................................................    818      3,357
                                                                     ----------
TOTAL PORTUGAL...............................................           420,738
                                                                     ----------
SINGAPORE -- (0.8%)
   #Allgreen Properties, Ltd................................. 27,000     35,653
    Asia Pacific Breweries, Ltd..............................  1,000     23,660
    Banyan Tree Holdings, Ltd................................ 47,000     34,135
   *Bund Center Investment, Ltd.............................. 21,000      3,825
    CapitaLand, Ltd.......................................... 28,000     67,325
    CapitaMalls Asia, Ltd.................................... 22,000     26,195
    City Developments, Ltd................................... 11,000     96,364
   #Ezra Holdings, Ltd....................................... 23,000     23,942
  #*Genting Singapore P.L.C.................................. 13,000     20,479
   *GuocoLand, Ltd........................................... 22,666     40,834
    Hyflux, Ltd.............................................. 10,500     17,069
   *Indofood Agri Resources, Ltd............................. 18,000     24,968
    Jardine Cycle & Carriage, Ltd............................  1,025     41,128
    K1 Ventures, Ltd......................................... 21,000      2,423
    Keppel Corp., Ltd........................................  4,400     40,441
    Keppel Land, Ltd......................................... 16,000     50,822
    Keppel Telecommunications & Transportation, Ltd..........  3,000      3,457
    K-Green Trust, Ltd.......................................    800        710
    NSL, Ltd.................................................  2,000      2,216
   #Raffles Education Corp., Ltd.............................  4,425      2,275
    SATS, Ltd................................................ 19,460     40,646
    SembCorp Industries, Ltd.................................  4,000     16,815
   #SembCorp Marine, Ltd.....................................  7,000     31,299
   *Sinarmas Land, Ltd....................................... 21,000      5,646
    Singapore Land, Ltd......................................  6,000     34,651
    Singapore Press Holdings, Ltd............................  7,000     22,895
    Singapore Technologies Engineering, Ltd..................  4,000     10,019
    Singapore Telecommunications, Ltd........................ 17,000     47,366
   *Stamford Land Corp., Ltd................................. 32,000     16,716
    Straits Asia Resources, Ltd.............................. 16,000     40,110
    United Industrial Corp., Ltd............................. 40,000     94,574
    UOB-Kay Hian Holdings, Ltd............................... 11,000     15,243
    UOL Group, Ltd........................................... 14,000     59,905
    Venture Corp., Ltd.......................................  2,000     13,089
    Wheelock Properties, Ltd................................. 20,000     30,772
    Wing Tai Holdings, Ltd................................... 20,000     24,537
                                                                     ----------
TOTAL SINGAPORE..............................................         1,062,204
                                                                     ----------
SPAIN -- (2.4%)
    Abengoa SA...............................................    496     14,053

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
SPAIN -- (Continued)
    Abertis Infraestructuras SA................................  2,621 $ 48,216
    Acciona SA.................................................    382   39,506
    Acerinox SA................................................  1,655   27,311
    Actividades de Construccion y Servicios SA.................  1,188   50,185
    Almirall SA................................................    479    4,559
    Antena 3 de Television SA..................................  2,220   17,597
    Banco Bilbao Vizcaya Argentaria SA.........................  4,175   43,733
   #Banco Bilbao Vizcaya Argentaria SA Sponsored ADR........... 25,109  261,636
   #Banco de Sabadell SA....................................... 25,331   94,701
    Banco de Sabadell SA Convertible Shares....................  2,422    2,088
   *Banco de Valencia SA.......................................  4,671    9,140
    Banco Espanol de Credito SA................................  1,128    8,553
    Banco Pastor SA............................................  2,728   11,677
    Banco Popular Espanol SA...................................  6,710   34,661
   #Banco Santander SA......................................... 22,975  241,820
    Banco Santander SA Sponsored ADR........................... 35,783  365,344
   #Bankinter SA...............................................  3,821   23,554
   *Baron de Ley SA............................................    128    8,753
    Bolsas y Mercados Espanoles SA.............................    993   28,439
    CaixaBank SA...............................................  8,824   50,966
   *CaixaBank SA Issue 11......................................     95      550
    Caja de Ahorros del Mediterraneo SA........................    233    1,464
   *Cementos Portland Valderrivas SA...........................    155    2,565
    Cia Espanola de Petroleos SA...............................    174    7,001
    Cintra Concesiones de Infraestructuras de Transporte SA....  7,855  100,154
    Construcciones y Auxiliar de Ferrocarriles SA..............     25   13,988
   *Deoleo SA..................................................  5,050    2,928
   *Distribuidora Internacional de Alimentacion SA.............  3,700   15,684
    Duro Felguera SA...........................................    609    4,869
    Enagas SA..................................................  2,354   53,631
    Faes Farma SA..............................................  1,239    3,306
   *Faes Farma SA Issue 11.....................................     62      166
   *Fomento de Construcciones y Contratas SA...................    737   20,219
   *Gamesa Corp Tecnologica SA.................................  2,153   15,736
    Gas Natural SDG SA.........................................  3,548   71,327
    Grifols SA.................................................  1,521   33,245
    Grupo Catalana Occidente SA................................    257    6,102
    Grupo Empresarial Ence SA..................................  9,705   34,854
   *Grupo Ezentis SA........................................... 13,050    4,388
   *Iberdrola SA............................................... 38,349  311,613
    Indra Sistemas SA..........................................    739   14,648
    Industria de Diseno Textil SA..............................  1,649  149,107
   *Jazztel P.L.C..............................................  4,109   25,526
    Mapfre SA.................................................. 13,120   46,501
    Mediaset Espana Comunicacion SA............................  3,538   33,124
    Melia Hotels International SA..............................  3,189   33,176
    Obrascon Huarte Lain SA....................................    306    9,725
    Pescanova SA...............................................    853   36,694
   *Promotora de Informaciones SA..............................  4,718    9,575
    Prosegur Cia de Seguridad SA...............................    249   11,446
   *Realia Business SA.........................................  8,376   17,573
    Red Electrica Corporacion SA...............................  1,363   74,233
    Repsol YPF SA..............................................    775   24,442
    Repsol YPF SA Sponsored ADR................................  4,150  130,559
    Tecnicas Reunidas SA.......................................    572   25,220
    Telecomunicaciones y Energia SA............................  1,983    4,442
    Telefonica SA..............................................  1,276   28,442
   #Telefonica SA Sponsored ADR................................ 19,725  440,262
   *Tubacex SA.................................................  5,015   16,180
   *Tubos Reunidos SA..........................................  1,662    4,856
    Viscofan SA................................................    472   17,575

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
SPAIN -- (Continued)
   *Vocento SA...............................................    844 $    3,358
    Zardoya Otis SA..........................................  1,029     14,881
   *Zardoya Otis SA Issue 11.................................     51        745
                                                                     ----------
TOTAL SPAIN..................................................         3,262,572
                                                                     ----------
SWEDEN -- (2.9%)
    Aarhuskarlshamn AB.......................................     86      2,460
    AF AB....................................................    600     11,135
    Alfa Laval AB............................................  3,800     79,287
    Assa Abloy AB Series B...................................  2,046     52,530
    Atlas Copco AB Series A..................................  6,692    157,928
   #Atlas Copco AB Series B..................................  3,451     72,552
    Avanza Bank Holding AB...................................    319      9,270
    Axfood AB................................................    232      8,928
    Axis Communications AB...................................  2,030     41,960
   *Betsson AB...............................................    655     15,411
    Billerud AB..............................................  1,923     17,366
   *Bjorn Borg AB............................................    385      2,895
    Boliden AB...............................................  7,509    129,779
   *Bure Equity AB...........................................  5,035     24,282
   *Castellum AB.............................................    370      5,352
   *CDON Group AB............................................    551      3,726
    Cloetta AB...............................................    480      2,551
   *Duni AB..................................................  2,923     26,523
    Electrolux AB Series B...................................  4,757     89,665
    Elekta AB Series B.......................................  1,295     59,596
  #*Eniro AB.................................................  3,508     12,519
  #*Etrion Corp. AG..........................................  1,209        864
   *Fabege AB................................................  1,491     14,369
    Getinge AB...............................................  4,605    124,200
    Hakon Invest AB..........................................    600      8,537
    Hennes & Mauritz AB Series B.............................  8,799    300,239
    Hexagon AB...............................................  6,358    129,401
    Hexpol AB................................................    792     21,765
    Holmen AB................................................  1,136     33,055
    Hufvudstaden AB Class A..................................     90      1,008
   #Husqvarna AB Series B....................................  3,150     18,193
    Intrum Justitia AB.......................................  2,642     40,932
    JM AB....................................................  2,125     41,161
   *Kungsleden AB............................................    105        964
    Lagercrantz Group AB Series B............................    480      4,267
   #Lindab International AB..................................    600      6,002
    Loomis AB................................................    821     11,111
   *Meda AB Series A.........................................  3,012     37,168
   *Medivir AB...............................................  1,257     24,949
    Mekonomen AB.............................................    225      7,280
   *Micronic Mydata AB....................................... 11,440     25,075
    Modern Times Group AB Series B...........................    551     37,366
    NCC AB Series B..........................................  1,547     31,108
    New Wave Group AB Series B...............................    752      4,458
   #NIBE Industrier AB.......................................  1,196     20,136
    Niscayah Group AB........................................    827      2,366
   *Nobia AB.................................................  5,022     29,159
    Nordea Bank AB...........................................  6,074     64,603
   *PA Resources AB..........................................  1,600        905
    Peab AB Series B.........................................  3,195     21,181
    Ratos AB.................................................  3,800     68,974
   *Rezidor Hotel Group AB...................................  5,832     29,901
  #*RNB Retail & Brands AB...................................  5,069      2,823
    Saab AB..................................................    691     15,071
    Sandvik AB...............................................  6,416    102,296

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
SWEDEN -- (Continued)
  #*SAS AB...................................................  6,947 $   13,598
    Scania AB Series B.......................................  2,136     41,526
    Securitas AB Series B....................................  4,024     40,961
    Skandinaviska Enskilda Banken AB Series A................ 12,874     97,977
    Skanska AB Series B......................................  3,496     56,852
    SKF AB Series B..........................................  4,436    116,681
    SSAB AB Series A.........................................  3,029     40,735
    SSAB AB Series B.........................................  2,027     24,017
    Svenska Cellulosa AB.....................................     75      1,111
    Svenska Cellulosa AB Series B............................ 11,917    173,501
    Swedbank AB Series A.....................................  8,893    155,726
    Swedish Match AB.........................................  3,425    127,371
   *Swedish Orphan Biovitrum AB..............................    326      1,183
   *Systemair AB.............................................    348      5,166
    Tele2 AB Series B........................................  2,035     43,276
    Telefonaktiebolaget LM Ericsson AB.......................  5,970     74,987
    Telefonaktiebolaget LM Ericsson AB Series A..............     90      1,105
    Telefonaktiebolaget LM Ericsson AB Sponsored ADR......... 22,100    276,250
    TeliaSonera AB........................................... 18,697    142,980
    Trelleborg AB Series B...................................  5,715     63,410
    Volvo AB Series A........................................  3,245     52,304
    Volvo AB Series B........................................  9,344    150,659
    Wihlborgs Fastigheter AB.................................    626      8,789
                                                                     ----------
TOTAL SWEDEN.................................................         3,816,767
                                                                     ----------
SWITZERLAND -- (6.3%)
    ABB, Ltd.................................................  5,429    130,034
    ABB, Ltd. Sponsored ADR..................................  5,400    129,276
    Adecco SA................................................  3,151    189,351
    AFG Arbonia-Forster Holding AG...........................    960     32,195
    Allreal Holding AG.......................................     64     11,319
    Aryzta AG................................................  1,747     95,407
   *Autoneum Holding AG......................................     30      3,068
    Bank Coop AG.............................................    211     17,840
    Bank Sarasin & Cie AG Series B...........................    600     25,336
    Barry Callebaut AG.......................................     71     74,893
   *Basler Kantonalbank AG...................................     89     16,339
    Belimo Holdings AG.......................................      4      8,418
    Berner Kantonalbank AG...................................    102     32,243
   *Bobst Group AG...........................................    718     26,854
    Bossard Holding AG.......................................     55      9,456
    Bucher Industries AG.....................................    278     57,850
   #Burckhardt Compression Holding AG........................     65     18,589
    Charles Voegele Holding AG...............................    527     26,513
  #*Clariant AG..............................................  4,632     72,832
    Compagnie Financiere Richemont SA Series A...............  5,324    343,847
    Conzzeta AG..............................................     19     56,703
    Credit Suisse Group AG...................................  2,640     94,915
    Credit Suisse Group AG Sponsored ADR.....................  9,400    337,836
    Daetwyler Holding AG.....................................    429     35,852
   *Dufry AG.................................................    519     61,323
    EGL AG...................................................     13     13,889
    EMS-Chemie Holding AG....................................    118     25,158
    Energiedienst Holding AG.................................    195     12,385
    Ferrexpo P.L.C...........................................    785      5,928
    Flughafen Zuerich AG.....................................     72     33,127
   #Galenica Holding AG......................................    103     69,679
    Geberit AG...............................................    480    113,268
    George Fisher AG.........................................    272    144,297
    Helvetia Holding AG......................................     72     29,070
    Holcim, Ltd..............................................  5,017    343,993

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                          SHARES  VALUE++
                                                          ------ ----------
    SWITZERLAND -- (Continued)
       *Implenia AG......................................    638 $   22,512
        Julius Baer Group, Ltd...........................  4,127    175,353
        Kuehne & Nagel International AG..................    242     33,832
       *Kuoni Reisen Holding AG..........................    123     47,761
       #Liechtensteinische Landesbank AG.................    210     18,916
        Lindt & Spruengli AG.............................      1     38,200
       *Logitech International SA........................  1,766     16,959
        Luzerner Kantonalbank AG.........................     41     17,037
        Metall Zug AG....................................      5     22,859
      #*Meyer Burger Technology AG.......................    990     34,752
        Mobimo Holding AG................................     12      3,326
        Nestle SA........................................ 15,869  1,010,880
        Nobel Biocare Holding AG.........................  2,549     48,763
        Novartis AG......................................  3,549    217,561
        Novartis AG ADR.................................. 18,456  1,129,507
       *OC Oerlikon Corp. AG.............................    640      5,430
      #*Orascom Development Holding AG...................    654     21,906
       *Panalpina Welttransport Holding AG...............    710     85,362
        Partners Group Holding AG........................    182     34,589
       *Petroplus Holdings AG............................  4,172     57,194
       *Precious Woods Holding AG........................    642     12,148
      #*Rieters Holdings AG..............................     30      6,914
        Roche Holding AG Bearer..........................     82     15,305
        Roche Holding AG Genusschein.....................  3,598    645,646
        Romande Energie Holding SA.......................      2      3,752
        Schindler Holding AG.............................    142     16,569
        SGS SA...........................................     52    101,006
        Sika AG..........................................     41     95,937
        Sonova Holding AG................................    610     57,715
        St. Galler Kantonalbank AG.......................     24     13,514
        Straumann Holding AG.............................     41      9,338
        Sulzer AG........................................    685     99,531
        Swiss Life Holding AG............................    577     85,676
       *Swiss Re, Ltd....................................  7,280    409,856
        Swisscom AG......................................    223    107,336
        Swisslog Holding AG..............................  3,346      3,765
        Syngenta AG......................................    479    152,482
        Syngenta AG ADR..................................  2,500    159,025
        Synthes, Inc. AG.................................    389     70,024
      #*Temenos Group AG.................................    407      9,781
       *UBS AG........................................... 13,142    216,955
       *UBS AG ADR....................................... 12,900    212,592
        Valora Holding AG................................     40     11,956
        Verwaltungs und Privat-Bank AG...................     66      7,780
      #*Von Roll Holding AG..............................  4,126     16,207
        Vontobel Holdings AG.............................    326     10,619
        WMH Walter Meier Holding AG......................     60     17,586
        Zehnder Group AG.................................     12     38,056
        Zuger Kantonalbank AG............................      2     13,771
                                                                 ----------
    TOTAL SWITZERLAND....................................         8,362,624
                                                                 ----------
    UNITED KINGDOM -- (18.2%)
        Aberdeen Asset Management P.L.C.................. 12,404     44,736
        Admiral Group P.L.C..............................  2,000     50,732
        Aegis Group P.L.C................................ 22,647     57,453
       *Afren P.L.C......................................  4,308      9,869
        Aga Rangemaster Group P.L.C......................    991      1,777
        Aggreko P.L.C....................................  3,825    121,136
        Amec P.L.C.......................................  8,836    152,339
        Amlin P.L.C......................................  8,802     58,143
        Anglo American P.L.C............................. 10,705    506,695

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
UNITED KINGDOM -- (Continued)
   *Antisoma P.L.C............................................. 45,297 $  1,789
    Ashmore Group P.L.C........................................  2,055   13,576
    Ashtead Group P.L.C........................................ 25,129   66,090
    AstraZeneca P.L.C. Sponsored ADR...........................  9,100  441,441
   *Autonomy Corp. P.L.C.......................................  3,220   88,610
    Aveva Group P.L.C..........................................    341    9,519
   *Avis Europe P.L.C..........................................  2,647   13,527
    Aviva P.L.C................................................ 53,069  345,609
    Axis-Shield P.L.C..........................................    227    1,757
    Babcock International Group P.L.C..........................  7,655   84,550
    Balfour Beatty P.L.C....................................... 15,251   75,730
    Barclays P.L.C............................................. 47,118  172,234
    Barclays P.L.C. Sponsored ADR.............................. 18,900  275,184
    BBA Aviation P.L.C......................................... 13,135   45,603
    Beazley P.L.C..............................................  4,572    9,673
    Berendsen P.L.C............................................    640    5,672
   *Berkeley Group Holdings P.L.C. (The).......................  3,790   76,429
    BG Group P.L.C............................................. 25,847  609,380
    BHP Billiton P.L.C.........................................  9,220  344,412
    BHP Billiton P.L.C. ADR....................................  1,800  135,270
    Bodycote P.L.C.............................................  7,134   45,050
    Bovis Homes Group P.L.C....................................    984    6,643
    BP P.L.C. Sponsored ADR....................................     66    2,999
    Brammer P.L.C..............................................  6,600   32,754
    Brewin Dolphin Holdings P.L.C.............................. 11,579   28,087
    British Sky Broadcasting Group P.L.C. Sponsored ADR........  2,100   97,902
    Britvic P.L.C..............................................  4,445   25,540
   *BTG P.L.C..................................................  7,993   36,745
    Bunzl P.L.C................................................  2,986   37,746
    Burberry Group P.L.C.......................................  4,975  121,624
   *Bwin.Party Digital Entertainment P.L.C.....................  6,272   13,864
   *Cable & Wireless Worldwide P.L.C...........................  8,757    6,003
   *Cairn Energy P.L.C......................................... 14,034   84,841
    Capita Group P.L.C.........................................  6,535   76,864
   *Capital & Regional P.L.C...................................  2,940    1,822
    Carillion P.L.C............................................ 14,658   88,034
    Catlin Group, Ltd..........................................  8,661   58,743
   *Centamin Egypt, Ltd........................................ 11,954   26,505
    Centrica P.L.C............................................. 34,557  173,480
    Charter International P.L.C................................  4,725   61,844
    Chemring Group P.L.C.......................................  1,870   16,818
    Cineworld Group P.L.C......................................  6,748   20,710
    Cobham P.L.C............................................... 16,984   56,612
   *Colt Group SA..............................................  3,584    7,167
    Compass Group P.L.C........................................ 17,193  161,688
    Computacenter P.L.C........................................  6,025   48,498
   *Connaught P.L.C............................................  1,318      360
    Cookson Group P.L.C........................................  5,538   58,267
    Cranswick P.L.C............................................    169    1,781
    Croda International P.L.C..................................  1,088   33,865
    CSR P.L.C..................................................  6,238   28,499
    Daily Mail & General Trust P.L.C. Series A.................  6,452   43,366
    Dairy Crest Group P.L.C....................................  3,168   19,473
    De La Rue P.L.C............................................  2,414   30,824
    Debenhams P.L.C............................................ 27,433   29,961
    Dechra Pharmaceuticals P.L.C...............................  1,285    9,921
    Devro P.L.C................................................ 11,837   50,177
    Diageo P.L.C...............................................  2,096   42,634
    Diageo P.L.C. Sponsored ADR................................  5,000  406,200
    Dignity P.L.C..............................................    607    7,955
   *Dixons Retail P.L.C........................................ 80,089   18,582

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    Domino Printing Sciences P.L.C..........................     690 $    7,506
    Drax Group P.L.C........................................   8,253     72,356
    DS Smith P.L.C..........................................   3,133     12,045
   *easyJet P.L.C...........................................   6,868     41,231
    Electrocomponents P.L.C.................................   2,964     11,278
    Elementis P.L.C.........................................  28,161     75,206
   *EnQuest P.L.C...........................................   5,587     11,409
    Eurasian Natural Resources Corp. P.L.C..................   3,164     39,907
    Evolution Group P.L.C...................................  13,008     16,664
    Experian P.L.C..........................................  13,402    176,174
    F&C Asset Management P.L.C..............................  28,896     33,390
    Fenner P.L.C............................................   2,053     12,998
    Filtrona P.L.C..........................................   2,925     16,359
    Firstgroup P.L.C........................................  10,256     61,258
    Fresnillo P.L.C.........................................     769     22,063
    Fuller Smith & Turner P.L.C.............................     636      7,356
    G4S P.L.C...............................................  25,297    113,645
    Galliford Try P.L.C.....................................   1,974     15,989
    Game Group P.L.C........................................   2,607      1,193
   *Gem Diamonds, Ltd.......................................   3,300     12,588
    Genus P.L.C.............................................   1,188     18,966
    GlaxoSmithKline P.L.C...................................   2,457     54,779
    GlaxoSmithKline P.L.C. Sponsored ADR....................  20,926    929,533
    Go-Ahead Group P.L.C....................................     891     22,691
    Greene King P.L.C.......................................   7,915     63,427
    Greggs P.L.C............................................   2,161     18,056
    Halfords Group P.L.C....................................   1,884      9,956
    Halma P.L.C.............................................   2,583     17,130
    Hargreaves Lansdown P.L.C...............................   7,474     69,815
    Hays P.L.C..............................................  27,061     39,764
    Headlam Group P.L.C.....................................     999      4,516
    Helical Bar P.L.C.......................................   4,049     16,225
    Henderson Group P.L.C...................................  12,808     33,501
    Heritage Oil P.L.C......................................   3,429     14,613
    Hikma Pharmaceuticals P.L.C.............................   4,073     45,618
    Hill & Smith Holdings P.L.C.............................   1,217      7,369
    Hiscox, Ltd.............................................   7,950     53,099
    HMV Group P.L.C.........................................   3,923        476
    Hochschild Mining P.L.C.................................     382      2,991
    Holidaybreak P.L.C......................................   1,228      8,668
    Home Retail Group P.L.C.................................  15,052     33,459
    Homeserve P.L.C.........................................   1,710     13,533
   *Howden Joinery Group P.L.C..............................  19,467     36,393
    HSBC Holdings P.L.C.....................................  15,716    153,220
    HSBC Holdings P.L.C. Sponsored ADR......................  36,352  1,776,522
    Hunting P.L.C...........................................   2,915     37,290
    Hyder Consulting P.L.C..................................   2,770     20,056
    IG Group Holdings P.L.C.................................   3,144     22,764
   *Imagination Technologies Group P.L.C....................   4,965     32,208
    IMI P.L.C...............................................   7,973    136,843
    Imperial Tobacco Group P.L.C............................  12,894    446,343
    Inchcape P.L.C..........................................   5,510     35,101
    Informa P.L.C...........................................  11,597     76,617
    Inmarsat P.L.C..........................................   2,441     21,603
   *Innovation Group P.L.C.................................. 116,123     39,032
    Intercontinental Hotels Group P.L.C. ADR................   3,675     72,655
    Intermediate Capital Group P.L.C........................   6,321     27,495
   *International Consolidated Airlines Group SA............   6,189     24,034
    International Personal Finance P.L.C....................   2,220     11,456
    International Power P.L.C...............................  36,249    181,437
    Interserve P.L.C........................................   2,930     15,980

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
UNITED KINGDOM -- (Continued)
    Intertek Group P.L.C......................................     651 $ 20,438
    Invensys P.L.C............................................  12,141   61,385
    Investec P.L.C............................................   8,910   70,000
   *IP Group P.L.C............................................   7,800    5,907
    ITE Group P.L.C...........................................   6,026   22,123
   *ITV P.L.C.................................................  72,400   82,817
    Jardine Lloyd Thompson Group P.L.C........................   4,314   45,428
   *JJB Sports P.L.C..........................................   4,786    1,852
    John Wood Group P.L.C.....................................   4,715   51,438
    Johnson Matthey P.L.C.....................................   3,474  115,793
    Keller Group P.L.C........................................   3,054   22,456
    Kesa Electricals P.L.C....................................   3,133    6,695
    Kier Group P.L.C..........................................     387    8,415
    Kingfisher P.L.C..........................................  51,725  213,618
    Ladbrokes P.L.C...........................................   4,695   11,334
    Laird P.L.C...............................................   1,699    5,222
   *Lamprell P.L.C............................................  11,637   73,191
    Lancashire Holdings, Ltd..................................   3,915   44,763
   *Lloyds Banking Group P.L.C................................ 157,595  111,326
   *Lloyds Banking Group P.L.C. Sponsored ADR.................  23,290   64,746
    Logica P.L.C..............................................  33,878   64,614
    London Stock Exchange Group P.L.C.........................   1,991   32,463
    Lonmin P.L.C..............................................   4,653   96,475
    Man Group P.L.C...........................................  29,575  107,622
    Marks & Spencer Group P.L.C...............................  20,608  116,783
    Marshalls P.L.C...........................................   2,042    3,648
    Marston's P.L.C...........................................  19,493   33,054
    McBride P.L.C.............................................   7,116   15,339
    Meggitt P.L.C.............................................   6,652   42,275
    Melrose P.L.C.............................................  19,025  111,232
    Melrose Resources P.L.C...................................   1,466    4,936
    Michael Page International P.L.C..........................   5,738   47,065
    Micro Focus International P.L.C...........................   3,936   18,679
    Millennium & Copthorne Hotels P.L.C.......................   6,228   52,712
   *Misys P.L.C...............................................  10,065   65,326
   *Mitchells & Butlers P.L.C.................................   6,146   27,630
    Mitie Group P.L.C.........................................  16,416   64,458
    Mondi P.L.C...............................................  15,026  146,988
    Morgan Crucible Co. P.L.C.................................   2,403   12,924
    Morgan Sindall P.L.C......................................   2,809   30,359
    Mothercare P.L.C..........................................   1,256    8,371
   *Mouchel Group P.L.C.......................................   1,281    1,209
    N Brown Group P.L.C.......................................   2,218   10,354
    National Grid P.L.C.......................................   7,017   68,657
    National Grid P.L.C. Sponsored ADR........................   1,960   96,412
    Next P.L.C................................................   2,221   86,332
   *Northgate P.L.C...........................................   3,633   18,299
    Northumbrian Water Group P.L.C............................  10,846   80,235
    Oxford Instruments P.L.C..................................     113    1,831
    Pace P.L.C................................................   7,703   14,516
    Pearson P.L.C.............................................     850   16,311
    Pearson P.L.C. Sponsored ADR..............................  16,504  314,401
    Pennon Group P.L.C........................................   6,236   73,927
    Persimmon P.L.C...........................................   3,184   24,028
    Petrofac, Ltd.............................................   2,110   48,275
    Petropavlovsk P.L.C.......................................   2,805   36,634
    Phoenix IT Group, Ltd.....................................   1,162    4,679
   *Premier Foods P.L.C.......................................  26,772    7,966
   *Premier Oil P.L.C.........................................   8,872   58,876
    Provident Financial P.L.C.................................     623   11,384
    Prudential P.L.C..........................................  19,157  215,788

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
UNITED KINGDOM -- (Continued)
    Prudential P.L.C. ADR......................................  1,807 $ 40,694
    PV Crystalox Solar P.L.C...................................  4,610    1,473
    PZ Cussons P.L.C...........................................  2,842   17,598
   *Qinetiq P.L.C.............................................. 24,395   45,085
    Randgold Resources, Ltd....................................    642   58,277
    Rathbone Brothers P.L.C....................................    535   10,047
    Reckitt Benckiser Group P.L.C..............................  3,631  205,463
   *Redrow P.L.C...............................................  8,714   18,367
    Reed Elsevier P.L.C. ADR...................................  2,200   80,080
    Regus P.L.C................................................  6,442   11,161
    Renishaw P.L.C.............................................  1,838   50,687
   *Renovo Group P.L.C......................................... 17,392    4,398
   *Rentokil Initial P.L.C..................................... 41,610   62,481
   *Resolution, Ltd............................................ 26,077  117,895
    Restaurant Group P.L.C.....................................  5,452   26,145
    Rexam P.L.C................................................ 23,184  140,870
    Rightmove P.L.C............................................  2,579   51,620
    Rio Tinto P.L.C............................................  1,772  125,083
    Rio Tinto P.L.C. Sponsored ADR............................. 10,930  775,811
   *Rolls-Royce Holdings P.L.C................................. 33,307  355,592
    Rotork P.L.C...............................................    450   11,673
   *Royal Bank of Scotland Group P.L.C......................... 39,772   23,077
  #*Royal Bank of Scotland Group P.L.C. Sponsored ADR..........  7,500   86,625
    Royal Dutch Shell P.L.C. ADR...............................  6,300  463,995
    Royal Dutch Shell P.L.C. Series B..........................    422   15,452
    RPC Group P.L.C............................................ 10,354   60,555
    RPS Group P.L.C............................................ 10,423   39,949
    RSA Insurance Group P.L.C.................................. 47,394  101,917
    SABmiller P.L.C............................................  5,254  196,272
    Sage Group P.L.C........................................... 23,734  106,631
    Sainsbury (J.) P.L.C....................................... 20,717  103,161
   *Salamander Energy P.L.C....................................  3,020   13,835
    Savills P.L.C..............................................  6,177   34,273
    Schroders P.L.C............................................  2,494   66,385
    Schroders P.L.C. Non-Voting................................  1,920   42,086
    Scottish & Southern Energy P.L.C...........................  7,686  164,682
    SDL P.L.C..................................................    399    4,437
    Senior P.L.C............................................... 17,526   53,475
   *Serco Group P.L.C..........................................  6,768   59,879
    Severfield-Rowen P.L.C.....................................  5,972   19,383
    Severn Trent P.L.C.........................................  4,570  107,038
    Shanks Group P.L.C.........................................  3,683    7,662
    Shire P.L.C. ADR...........................................  1,800  187,200
   *SIG P.L.C.................................................. 13,861   29,040
    Smith & Nephew P.L.C. Sponsored ADR........................  2,100  111,279
    Smiths Group P.L.C.........................................  4,620   85,865
   *Soco International P.L.C...................................  2,612   15,517
    Spectris P.L.C.............................................  3,589   92,330
    Speedy Hire P.L.C.......................................... 13,614    6,700
    Spirax-Sarco Engineering P.L.C.............................  1,260   38,722
    Spirent Communications P.L.C...............................  8,253   17,646
   *Sports Direct International P.L.C.......................... 13,771   60,258
    St. James's Place P.L.C....................................  3,661   22,154
    St. Modwen Properties P.L.C................................  2,485    7,042
    Standard Chartered P.L.C................................... 27,011  688,074
    Standard Life P.L.C........................................ 32,747  106,065
    Synergy Health P.L.C.......................................  1,599   24,925
    TalkTalk Telecom Group P.L.C...............................  4,267    9,966
   *Talvivaara Mining Co. P.L.C................................    128      900
   *Telecity Group P.L.C.......................................  4,092   36,770
    Tesco P.L.C................................................ 55,670  349,683

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
UNITED KINGDOM -- (Continued)
    Thomas Cook Group P.L.C...............................   6,613 $      7,095
    Travis Perkins P.L.C..................................   5,893       85,130
   *Trinity Mirror P.L.C..................................   3,332        2,402
    TT electronics P.L.C..................................   2,291        7,228
    TUI Travel P.L.C......................................  10,081       32,173
    Tullett Prebon P.L.C..................................   1,103        6,393
    Tullow Oil P.L.C......................................   8,556      171,888
   *UK Coal P.L.C.........................................   1,753        1,187
    Ultra Electronics Holdings P.L.C......................     409       10,547
    Unilever P.L.C........................................     345       11,013
    Unilever P.L.C. Sponsored ADR.........................   7,550      242,053
    United Business Media P.L.C...........................   3,165       28,034
    United Utilities Group P.L.C..........................  15,382      148,266
    Vedanta Resources P.L.C...............................     662       19,139
    Victrex P.L.C.........................................   1,888       45,086
    Vodafone Group P.L.C.................................. 202,477      568,376
    Vodafone Group P.L.C. Sponsored ADR...................  41,056    1,153,674
    Weir Group P.L.C. (The)...............................   5,091      176,685
    WH Smith P.LC.........................................   1,375       11,436
    Whitbread P.L.C.......................................   2,989       76,179
    William Morrison Supermarkets P.L.C...................  27,762      132,240
    Wincanton P.L.C.......................................   1,461        2,547
    Wolseley P.L.C........................................   5,200      154,376
    WPP P.L.C.............................................   7,802       88,424
    WPP P.L.C. Sponsored ADR..............................   3,075      174,014
    WS Atkins P.L.C.......................................   2,799       32,370
    WSP Group P.L.C.......................................   1,153        5,609
   *Xchanging P.L.C.......................................   3,063        4,974
    Xstrata P.L.C.........................................  13,065      276,279
  #*Yell Group P.L.C...................................... 138,291       15,418
    Yule Catto & Co. P.L.C................................   1,365        4,760
                                                                   ------------
TOTAL UNITED KINGDOM......................................           24,243,646
                                                                   ------------
TOTAL COMMON STOCKS.......................................          120,587,436
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
   *Agfa-Gevaert NV STRIP VVPR............................   1,817            5
   *Elia System Operator SA NV STRIP VVPR.................     179           54
   *Nyrstar NV STRIP VVPR.................................   3,745           22
   *Tessenderlo Chemie NV STRIP VVPR......................     113           37
                                                                   ------------
TOTAL BELGIUM.............................................                  118
                                                                   ------------
IRELAND -- (0.0%)
   *Governor & Co. of the Bank of Ireland P.L.C. (The)
     Rights 07/28/11...................................... 314,978           45
                                                                   ------------
SPAIN -- (0.0%)
   *Banco Popular Espanol SA Rights 04/27/11..............       2           --
                                                                   ------------
UNITED KINGDOM -- (0.0%)
   *IP Group P.L.C. Rights 06/20/11.......................     304           --
                                                                   ------------
TOTAL RIGHTS/WARRANTS.....................................                  163
                                                                   ------------

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT       VALUE+
                                                       ----------- ------------
                                                          (000)
TEMPORARY CASH INVESTMENTS -- (0.1%)
   Repurchase Agreement, PNC Capital Markets, Inc.
     0.05%, 08/01/11 (Collateralized by $185,000 FNMA
     2.24%, 07/06/15, valued at $189,625) to be
     repurchased at $186,001 ......................... $       186      186,000
                                                                   ------------

                                                         SHARES/
                                                          FACE
                                                         AMOUNT
                                                       -----------
                                                          (000)
SECURITIES LENDING COLLATERAL -- (9.5%)
(S)@DFA Short Term Investment Fund....................  11,263,766   11,263,766
   @Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.20%, 08/01/11 (Collateralized by
     $50,795,500 U.S. Treasury Note 0.750%, 06/15/14,
     valued at $1,355,519)## to be repurchased at
     $1,328,961....................................... $     1,329    1,328,939
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL...................               12,592,705
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $122,403,512)^^..............................             $133,366,304
                                                                   ============

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                                VALUATION INPUTS
                                   ----------- ------------------- ------------
                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------
                                     LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                   ----------- ----------- ------- ------------
Common Stocks
   Australia...................... $ 1,228,008 $ 7,715,905   --    $  8,943,913
   Austria........................       5,277     509,199   --         514,476
   Belgium........................     184,069   1,082,847   --       1,266,916
   Canada.........................  13,399,166         226   --      13,399,392
   Denmark........................     245,472     675,086   --         920,558
   Finland........................     175,328   1,488,745   --       1,664,073
   France.........................     808,230   9,020,763   --       9,828,993
   Germany........................   1,110,486   6,248,224   --       7,358,710
   Greece.........................      24,115     537,752   --         561,867
   Hong Kong......................       8,083   1,696,863   --       1,704,946
   Ireland........................     157,010     358,796   --         515,806
   Israel.........................     372,603     422,517   --         795,120
   Italy..........................     163,678   2,527,597   --       2,691,275
   Japan..........................   3,070,743  21,931,425   --      25,002,168
   Netherlands....................   1,083,722   1,964,257   --       3,047,979
   New Zealand....................      50,204     259,558   --         309,762
   Norway.........................     132,678     760,253   --         892,931
   Portugal.......................      18,986     401,752   --         420,738
   Singapore......................      35,653   1,026,551   --       1,062,204
   Spain..........................   1,455,305   1,807,267   --       3,262,572
   Sweden.........................     278,616   3,538,151   --       3,816,767
   Switzerland....................   2,381,160   5,981,464   --       8,362,624
   United Kingdom.................   7,929,166  16,314,480   --      24,243,646
Rights/Warrants
   Belgium........................          64          54   --             118
   Ireland........................          --          45   --              45
   Spain..........................          --          --   --              --
   United Kingdom.................          --          --   --              --
Temporary Cash Investments........          --     186,000   --         186,000
Securities Lending Collateral.....          --  12,592,705   --      12,592,705
                                   ----------- -----------   --    ------------
TOTAL............................. $34,317,822 $99,048,482   --    $133,366,304
                                   =========== ===========   ==    ============

              See accompanying Notes to Schedules of Investments.

                 DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                              SHARES  VALUE++
                                                              ------ ----------
COMMON STOCKS -- (91.6%)
AUSTRALIA -- (4.7%)
    Alumina, Ltd............................................. 12,119 $   28,849
    Amcor, Ltd............................................... 19,944    153,941
    Bank of Queensland, Ltd..................................  4,366     38,616
    Bendigo Bank, Ltd........................................  8,054     78,148
   #BlueScope Steel, Ltd..................................... 30,800     38,440
   #Boral, Ltd............................................... 15,539     71,140
    Caltex Australia, Ltd....................................  2,781     32,523
    Crown, Ltd...............................................  8,764     85,754
   *Echo Entertainment Group, Ltd............................ 15,227     67,081
   #Fairfax Media, Ltd....................................... 35,541     34,329
   #Harvey Norman Holdings, Ltd..............................  7,208     17,246
    Incitec Pivot, Ltd....................................... 39,877    172,746
    Lend Lease Group NL......................................  1,650     16,048
    Macquarie Group, Ltd.....................................  4,959    150,211
    New Hope Corp., Ltd......................................  1,031      6,079
   #OneSteel, Ltd............................................ 30,900     59,809
    Origin Energy, Ltd....................................... 19,163    308,794
    Primary Health Care, Ltd.................................  7,209     25,630
   *Qantas Airways, Ltd...................................... 25,486     51,653
    Santos, Ltd.............................................. 18,137    256,608
    Sims Metal Management, Ltd...............................  3,434     63,606
    Sonic Healthcare, Ltd....................................  7,739    103,344
    Suncorp Group, Ltd....................................... 22,076    179,634
    TABCorp. Holdings, Ltd................................... 15,227     53,783
    Tatts Group, Ltd......................................... 14,691     37,456
    Toll Holdings, Ltd.......................................    977      4,853
    Washington H. Soul Pattinson & Co., Ltd..................  3,490     49,569
    Wesfarmers, Ltd.......................................... 26,986    867,895
                                                                     ----------
TOTAL AUSTRALIA..............................................         3,053,785
                                                                     ----------
AUSTRIA -- (0.2%)
    Erste Group Bank AG......................................  1,911     91,366
    OMV AG...................................................     46      1,834
   #Raiffeisen Bank International AG.........................    340     16,999
                                                                     ----------
TOTAL AUSTRIA................................................           110,199
                                                                     ----------
BELGIUM -- (0.9%)
    Ageas SA................................................. 32,894     67,439
    Delhaize Group SA........................................  2,585    185,895
    KBC Groep NV.............................................    514     18,137
    Solvay SA................................................  1,508    227,070
   #UCB SA...................................................  2,537    116,684
                                                                     ----------
TOTAL BELGIUM................................................           615,225
                                                                     ----------
CANADA -- (10.2%)
    Astral Media, Inc. Class A...............................  1,300     49,676
    Bell Aliant, Inc.........................................    700     20,294
    Canadian Pacific Railway, Ltd............................  2,060    131,541
   #Canadian Tire Corp. Class A..............................  2,200    134,517
    Empire Co., Ltd. Class A.................................    600     36,398
   #Encana Corp.............................................. 14,690    430,960
   #Enerplus Corp............................................  1,564     48,764
    Fairfax Financial Holdings, Ltd..........................    447    175,909
    George Weston, Ltd.......................................  1,300     90,209
    Goldcorp, Inc............................................  4,700    224,756
   #Husky Energy, Inc........................................  7,339    205,472
    Industrial Alliance Insurance & Financial Services, Inc..  1,800     71,024
    Inmet Mining Corp........................................  2,200    151,947

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
CANADA -- (Continued)
   #Loblaw Cos., Ltd.........................................  1,800 $   69,630
   *Lundin Mining Corp.......................................  3,000     22,544
    Magna International, Inc.................................  6,640    323,852
   #Manitoba Telecom Services, Inc...........................    500     16,207
   #Manulife Financial Corp.................................. 24,799    394,002
    Metro, Inc. Class A......................................  1,100     54,537
    Nexen, Inc...............................................  7,969    185,911
   #Pengrowth Energy Corp....................................  2,748     35,664
   #Penn West Petroleum, Ltd.................................  4,242     94,479
   *Precision Drilling Corp..................................  1,850     31,948
   *Quadra FNX Mining, Ltd...................................  1,200     19,103
    Sears Canada, Inc........................................  1,300     20,777
   #Sun Life Financial, Inc.................................. 14,250    393,890
    Suncor Energy, Inc....................................... 21,941    840,943
    Teck Resources, Ltd. Class B.............................  7,889    390,879
   #Telus Corp. Non-Voting...................................  5,200    274,028
   #Thomson Reuters Corp..................................... 10,478    360,361
   #TransAlta Corp...........................................  5,411    119,666
    TransCanada Corp......................................... 19,468    817,882
  #*Uranium One, Inc.........................................  7,548     26,623
    Viterra, Inc............................................. 10,544    119,406
    Yamana Gold, Inc......................................... 22,000    286,441
                                                                     ----------
TOTAL CANADA.................................................         6,670,240
                                                                     ----------
DENMARK -- (1.4%)
    A.P. Moller - Maersk A.S.................................     30    229,861
    Carlsberg A.S. Series B..................................  3,049    299,498
   *Danske Bank A.S.......................................... 16,130    312,057
   *Jyske Bank A.S...........................................  1,034     41,178
    Sydbank A.S..............................................    700     16,407
   *Vestas Wind Systems A.S..................................    379      8,356
                                                                     ----------
TOTAL DENMARK................................................           907,357
                                                                     ----------
FINLAND -- (0.7%)
    Kesko Oyj................................................  1,236     47,962
    Neste Oil Oyj............................................  3,185     41,600
   #Outokumpu Oyj............................................    510      5,441
    Stora Enso Oyj Series R.................................. 14,570    125,391
    UPM-Kymmene Oyj.......................................... 16,377    255,210
                                                                     ----------
TOTAL FINLAND................................................           475,604
                                                                     ----------
FRANCE -- (9.1%)
   *Air France-KLM SA........................................  4,815     57,939
    AXA SA...................................................    541     10,122
    AXA SA Sponsored ADR..................................... 37,500    701,250
   *Bouygues SA..............................................  1,175     44,414
    Capgemini SA.............................................    365     17,962
    Casino Guichard Perrachon SA.............................  1,170    106,666
    Cie de Saint-Gobain SA...................................  7,901    456,574
   *Cie Generale de Geophysique - Veritas SA.................  1,579     53,026
    Ciments Francais SA......................................    244     25,187
    CNP Assurances SA........................................  3,620     69,677
    Credit Agricole SA....................................... 29,433    361,322
    France Telecom SA........................................  1,493     30,894
    GDF Suez SA.............................................. 26,717    873,674
    Groupe Eurotunnel SA.....................................  4,792     51,079
    Lafarge SA...............................................  4,329    231,514
    Lagardere SCA............................................  3,281    127,441
    Natixis SA............................................... 21,884     99,274
    Peugeot SA...............................................  4,276    162,093

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
FRANCE -- (Continued)
    PPR SA...................................................  1,260 $  232,860
    Renault SA...............................................  4,412    235,403
    Rexel SA.................................................  1,014     22,047
    Sanofi SA................................................    833     64,725
    Sanofi SA ADR............................................  9,889    383,199
    SCOR SE..................................................  1,053     27,101
    Societe Generale SA...................................... 13,106    648,744
    STMicroelectronics NV.................................... 16,130    127,173
    Vivendi SA............................................... 32,112    767,928
                                                                     ----------
TOTAL FRANCE.................................................         5,989,288
                                                                     ----------
GERMANY -- (8.7%)
   #Allianz SE...............................................  4,031    525,302
    Bayerische Motoren Werke AG..............................  4,874    487,265
   #Celesio AG...............................................  1,146     22,025
   *Commerzbank AG........................................... 25,228     95,895
    Daimler AG............................................... 10,794    782,520
   #Deutsche Bank AG......................................... 13,617    748,526
    Deutsche Lufthansa AG....................................  7,439    149,763
    Deutsche Post AG.........................................  5,443     96,100
    Deutsche Telekom AG...................................... 65,866  1,026,706
    E.ON AG.................................................. 23,182    639,203
    Hannover Rueckversicherung AG............................    276     14,323
    Heidelberger Zement AG...................................  2,192    120,555
    Merck KGaA...............................................    658     70,226
    Munchener Rueckversicherungs-Gesellschaft AG.............  2,860    422,054
    Porsche Automobil Holding SE.............................  3,143    241,528
    RWE AG...................................................  1,425     74,706
    Salzgitter AG............................................  1,060     77,210
    Volkswagen AG............................................    467     85,347
                                                                     ----------
TOTAL GERMANY................................................         5,679,254
                                                                     ----------
GREECE -- (0.1%)
    Hellenic Petroleum S.A...................................  5,666     52,308
   *National Bank of Greece S.A..............................  1,553     10,443
                                                                     ----------
TOTAL GREECE.................................................            62,751
                                                                     ----------
HONG KONG -- (1.1%)
    Great Eagle Holdings, Ltd................................  8,217     27,061
    Henderson Land Development Co., Ltd...................... 29,826    188,430
    Hong Kong & Shanghai Hotels, Ltd......................... 13,000     20,523
    Hopewell Holdings, Ltd...................................  1,500      4,864
    Hutchison Whampoa, Ltd................................... 20,000    232,851
    New World Development Co., Ltd........................... 75,141    110,712
    Orient Overseas International, Ltd.......................  6,000     34,017
    Sino Land Co., Ltd....................................... 10,000     16,940
    Wheelock & Co., Ltd...................................... 27,000    115,077
                                                                     ----------
TOTAL HONG KONG..............................................           750,475
                                                                     ----------
IRELAND -- (0.1%)
   *CRH P.L.C................................................  1,944     38,136
    CRH P.L.C. Sponsored ADR.................................  1,763     34,960
                                                                     ----------
TOTAL IRELAND................................................            73,096
                                                                     ----------
ISRAEL -- (0.4%)
   *Bank Hapoalim B.M........................................ 12,385     61,238
    Bank Leumi Le-Israel B.M................................. 16,895     78,423
    Elbit Systems, Ltd.......................................    421     19,915
   *Israel Discount Bank, Ltd................................ 13,386     25,854
   *Makhteshim-Agan Industries, Ltd..........................  2,779     15,296

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
ISRAEL -- (Continued)
   *NICE Systems, Ltd. Sponsored ADR..........................     834 $ 29,790
    Partner Communications Co., Ltd...........................     859   12,323
                                                                       --------
TOTAL ISRAEL..................................................          242,839
                                                                       --------
ITALY -- (1.3%)
    Banca Monte Dei Paschi di Siena SpA.......................  88,378   66,237
   #Banco Popolare Scarl......................................  22,865   43,805
    Finmeccanica SpA..........................................   3,600   27,623
    Telecom Italia SpA........................................ 207,561  261,173
    UniCredit SpA............................................. 202,594  361,403
    Unione di Banche Italiane ScpA............................  24,403  117,118
                                                                       --------
TOTAL ITALY...................................................          877,359
                                                                       --------
JAPAN -- (22.7%)
    77 Bank, Ltd. (The).......................................   9,864   43,254
    AEON Co., Ltd.............................................  18,900  238,020
    Ajinomoto Co., Inc........................................  17,000  210,731
    Alfresa Holdings Corp.....................................   1,000   40,870
    Amada Co., Ltd............................................  10,000   77,517
    Aozora Bank, Ltd..........................................  13,000   31,707
    Bank of Kyoto, Ltd. (The).................................  12,000  109,529
    Canon Marketing Japan, Inc................................   1,500   18,654
    Chugoku Bank, Ltd. (The)..................................   4,000   50,879
    Citizen Holdings Co., Ltd.................................   8,200   49,235
    Coca-Cola West Co., Ltd...................................   1,800   36,008
    Cosmo Oil Co., Ltd........................................  20,636   62,284
    Credit Saison Co., Ltd....................................   3,300   55,971
    Dai Nippon Printing Co., Ltd..............................  19,000  215,746
    Daicel Chemical Industries, Ltd...........................   4,000   28,618
    Dainippon Sumitomo Pharma Co., Ltd........................   3,800   38,625
    Daishi Bank, Ltd. (The)...................................  12,000   36,574
    Daiwa Securities Group, Inc...............................  16,000   69,593
  #*Elpida Memory, Inc........................................   2,900   26,770
    Fuji Television Network, Inc..............................      10   15,487
    FUJIFILM Holdings Corp....................................  13,400  404,681
    Fujikura, Ltd.............................................  12,000   56,704
    Fukuoka Financial Group, Inc..............................  27,000  114,804
    Glory, Ltd................................................   1,800   42,098
    Gunma Bank, Ltd. (The)....................................  11,735   62,377
    Hachijuni Bank, Ltd. (The)................................  11,000   61,037
    Hakuhodo Dy Holdings, Inc.................................     880   48,620
   *Hankyu Hanshin Holdings, Inc..............................   5,000   20,128
    Higo Bank, Ltd. (The).....................................   7,000   39,526
    Hiroshima Bank, Ltd. (The)................................   6,000   26,391
    Hitachi Capital Corp......................................   1,700   24,984
    Hitachi High-Technologies Corp............................   1,400   30,324
    Hokkoku Bank, Ltd. (The)..................................  10,750   37,800
    Hokuhoku Financial Group, Inc.............................  20,000   41,754
    House Foods Corp..........................................   2,300   41,420
    Hyakugo Bank, Ltd. (The)..................................   8,000   31,688
   *Hyakujishi Bank, Ltd. (The)...............................   9,000   32,788
    Idemitsu Kosan Co., Ltd...................................     800   92,895
    Inpex Corp................................................      35  271,688
    Isetan Mitsukoshi Holdings, Ltd...........................  11,400  120,770
    ITOCHU Corp...............................................   7,500   86,531
    Iyo Bank, Ltd. (The)......................................   9,000   84,746
    J. Front Retailing Co., Ltd...............................  15,000   71,183
    JFE Holdings, Inc.........................................   4,000  108,826
    Joyo Bank, Ltd. (The).....................................   8,000   33,630
    JX Holdings, Inc..........................................  56,740  410,235
    Kagoshima Bank, Ltd. (The)................................   3,238   21,946

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Kajima Corp.............................................  12,000 $   37,288
    Kamigumi Co., Ltd.......................................   5,000     49,774
    Kaneka Corp.............................................   9,000     57,585
   #Kawasaki Kisen Kaisha, Ltd..............................  14,000     45,816
    Keiyo Bank, Ltd. (The)..................................   9,000     47,442
    Kinden Corp.............................................   4,000     33,835
    Kirin Holdings Co., Ltd.................................   4,000     58,906
    Kobe Steel, Ltd.........................................   6,000     13,254
    Kyocera Corp............................................   1,400    149,500
    Kyowa Hakko Kirin Co., Ltd..............................   7,000     74,655
    Marui Group Co., Ltd....................................   7,158     58,617
    Maruichi Steel Tube, Ltd................................     900     22,804
   #Mazda Motor Corp........................................  19,000     52,210
    Medipal Holdings Corp...................................   5,100     48,140
    Meiji Holdings Co., Ltd.................................     800     35,090
    Mitsubishi Chemical Holdings Corp.......................  26,500    206,562
   *Mitsubishi Corp.........................................   3,100     82,913
    Mitsubishi Gas Chemical Co., Inc........................  12,000     93,529
    Mitsubishi Heavy Industries, Ltd........................  99,000    461,418
    Mitsubishi Logistics Corp...............................   3,000     34,485
    Mitsubishi Materials Corp...............................  37,000    126,027
    Mitsubishi Tanabe Pharma Corp...........................   2,600     47,108
    Mitsubishi UFJ Financial Group, Inc..................... 331,000  1,680,776
   #Mitsubishi UFJ Financial Group, Inc. ADR................  74,759    379,028
    Mitsui & Co., Ltd.......................................   4,100     77,190
    Mitsui Chemicals, Inc...................................  17,000     64,561
    Mitsui O.S.K. Lines, Ltd................................   4,000     20,946
   *Mizuho Financial Group, Inc.............................  51,800     84,736
    Mizuho Securities Co., Ltd..............................  12,000     29,153
    MS&AD Insurance Group Holdings, Inc.....................   7,019    175,415
    Nagase & Co., Ltd.......................................   3,111     41,070
    Namco Bandai Holdings, Inc..............................   5,100     64,531
   *NEC Corp................................................  65,000    148,659
    Nippon Express Co., Ltd.................................  17,000     74,977
    Nippon Meat Packers, Inc................................   6,000     83,479
    Nippon Paper Group, Inc.................................   3,600     80,414
    Nippon Sheet Glass Co., Ltd.............................  22,261     71,000
    Nippon Shokubai Co., Ltd................................   2,000     26,161
    Nippon Steel Corp.......................................  56,000    188,615
    Nippon Television Network Corp..........................     150     22,852
    Nippon Yusen K.K........................................  26,000     95,197
    Nishi-Nippon Bank, Ltd..................................  18,779     57,743
    Nisshin Steel Co., Ltd..................................  16,000     33,239
    Nisshinbo Holdings, Inc.................................   3,000     29,531
    NOK Corp................................................   1,200     22,226
    Nomura Holdings, Inc....................................  19,000     92,240
    Obayashi Corp...........................................  19,000     87,911
    Oji Paper Co., Ltd......................................  30,000    149,981
    Onward Holdings Co., Ltd................................   3,000     25,295
    Panasonic Corp..........................................  25,700    305,587
    Panasonic Corp. Sponsored ADR...........................   6,659     78,909
    Rengo Co., Ltd..........................................   7,000     46,166
    Ricoh Co., Ltd..........................................  23,000    247,418
    Rohm Co., Ltd...........................................   3,200    186,477
    San-in Godo Bank, Ltd. (The)............................   3,000     23,296
    Sankyo Co., Ltd.........................................     500     26,702
    Sapporo Hokuyo Holdings, Inc............................   7,000     30,256
    SBI Holdings, Inc.......................................     688     67,493
    Seiko Epson Corp........................................   3,500     59,397
    Sekisui Chemical Co., Ltd...............................  11,000    101,633
    Sekisui House, Ltd......................................  20,000    191,432

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------ -----------
JAPAN -- (Continued)
    Seven & I Holdings Co., Ltd............................. 10,400 $   296,553
   #Sharp Corp.............................................. 28,086     258,728
    Shiga Bank, Ltd.........................................  7,108      41,652
    Shimizu Corp............................................ 14,000      62,053
  #*Shinko Electric Industries Co., Ltd.....................  1,400      11,588
    Shinsei Bank, Ltd....................................... 22,000      27,931
    Shizuoka Bank, Ltd...................................... 10,000      94,054
   *Showa Denko K.K.........................................  8,000      16,658
    SKY Perfect JSAT Holdings, Inc..........................     46      20,172
    Sojitz Corp............................................. 26,100      51,625
    Sony Corp. Sponsored ADR................................ 22,200     557,220
    Sumitomo Corp........................................... 28,900     407,293
    Sumitomo Electric Industries, Ltd....................... 25,100     374,702
    Sumitomo Forestry Co., Ltd..............................  2,700      25,625
    Sumitomo Mitsui Financial Group, Inc....................  6,600     207,629
    Suzuken Co., Ltd........................................    800      20,079
   #Suzuki Motor Corp.......................................  3,400      78,747
   #Taiheiyo Cement Corp.................................... 18,000      35,464
    Taisei Corp............................................. 35,297      84,317
    Taiyo Yuden Co., Ltd....................................  3,000      37,761
    Takashimaya Co., Ltd....................................  6,000      44,675
    TDK Corp................................................    800      41,211
    Tokai Rika Co., Ltd.....................................    600      11,748
    Tokuyama Corp...........................................  8,000      39,581
    Tokyo Broadcasting System, Inc..........................  1,600      20,398
    Tokyo Steel Manufacturing Co., Ltd......................  2,900      29,727
    Tokyo Tatemono Co., Ltd.................................  9,000      36,744
    Toppan Printing Co., Ltd................................ 16,000     126,530
    Tosoh Corp..............................................  8,000      33,919
    Toyo Seikan Kaisha, Ltd.................................  4,251      74,423
    Toyota Auto Body Co., Ltd...............................  1,100      19,920
   *Toyota Motor Corp.......................................  2,200      89,813
    Toyota Motor Corp. Sponsored ADR........................  3,181     260,588
    Toyota Tsusho Corp......................................  4,300      75,270
    UNY Co., Ltd............................................  6,250      61,382
   #Wacoal Corp.............................................  2,000      26,608
    Yamaguchi Financial Group, Inc..........................  5,852      59,732
    Yamaha Corp.............................................  3,100      36,679
    Yamato Kogyo Co., Ltd...................................    800      23,998
    Yamazaki Baking Co., Ltd................................  1,000      13,841
    Yokohama Rubber Co., Ltd................................  5,000      30,315
                                                                    -----------
TOTAL JAPAN.................................................         14,851,249
                                                                    -----------
NETHERLANDS -- (2.9%)
   *Aegon NV................................................ 43,125     246,794
    Akzo Nobel NV...........................................  1,880     114,836
    APERAM NV...............................................    834      23,192
    APERAM NV Registered Shares.............................    309       8,569
    ArcelorMittal NV........................................ 16,689     520,217
    ArcelorMittal NV ADR....................................  6,200     193,130
   *ING Groep NV............................................ 17,236     184,960
    Koninklijke DSM NV......................................  2,616     148,324
    Koninklijke Philips Electronics NV...................... 18,516     459,893
                                                                    -----------
TOTAL NETHERLANDS...........................................          1,899,915
                                                                    -----------
NEW ZEALAND -- (0.1%)
    Contact Energy, Ltd.....................................  5,869      26,711
    Fletcher Building, Ltd..................................  4,645      33,173
                                                                    -----------
TOTAL NEW ZEALAND...........................................             59,884
                                                                    -----------

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
NORWAY -- (0.8%)
    Aker ASA................................................     235 $    6,207
    DnB NOR ASA Series A....................................      10        145
   #Marine Harvest ASA......................................  43,915     25,496
    Norsk Hydro ASA.........................................  26,577    189,189
    Orkla ASA...............................................  20,721    194,727
  #*Renewable Energy Corp. ASA..............................  10,025     18,574
    Storebrand ASA..........................................   6,174     51,307
    Telenor ASA.............................................   2,176     36,368
                                                                     ----------
TOTAL NORWAY................................................            522,013
                                                                     ----------
PORTUGAL -- (0.0%)
  #*Banco Comercial Portugues SA............................  31,040     14,319
   #Banco Espirito Santo SA.................................     643      2,433
   *EDP Renovaveis SA.......................................   2,459     15,942
                                                                     ----------
TOTAL PORTUGAL..............................................             32,694
                                                                     ----------
SINGAPORE -- (1.0%)
    CapitaLand, Ltd.........................................  45,500    109,404
    CapitaMalls Asia, Ltd...................................  13,000     15,479
    DBS Group Holdings, Ltd.................................   1,909     24,601
    Fraser & Neave, Ltd.....................................  13,000     64,706
    Golden Agri-Resources, Ltd.............................. 137,000     82,860
   #Neptune Orient Lines, Ltd...............................  14,000     16,708
   #Singapore Airlines, Ltd.................................  21,000    247,249
    United Industrial Corp., Ltd............................  31,000     73,295
    UOL Group, Ltd..........................................   4,000     17,116
    Wheelock Properties, Ltd................................  14,000     21,541
                                                                     ----------
TOTAL SINGAPORE.............................................            672,959
                                                                     ----------
SPAIN -- (1.6%)
    Acciona SA..............................................     893     92,353
   #Banco de Sabadell SA....................................  41,996    157,004
    Banco Espanol de Credito SA.............................   5,354     40,599
   #Banco Popular Espanol SA................................  37,749    194,996
   #Banco Santander SA......................................  16,888    177,752
    CaixaBank SA............................................  17,309     99,973
   *CaixaBank SA Issue 11...................................     186      1,079
    Gas Natural SDG SA......................................  10,344    207,950
   *Iberdrola SA............................................   2,731     22,191
    Repsol YPF SA Sponsored ADR.............................   2,840     89,346
                                                                     ----------
TOTAL SPAIN.................................................          1,083,243
                                                                     ----------
SWEDEN -- (2.3%)
    Boliden AB..............................................   1,536     26,547
    Nordea Bank AB..........................................  20,878    222,059
    Skandinaviska Enskilda Banken AB Series A...............  21,597    164,363
   #SSAB AB Series A........................................   3,054     41,071
    SSAB AB Series B........................................   1,349     15,984
    Svenska Cellulosa AB Series B...........................  13,891    202,240
    Swedbank AB Series A....................................  15,224    266,588
    Tele2 AB Series B.......................................     213      4,530
    Telefonaktiebolaget LM Ericsson AB......................  38,431    482,719
    TeliaSonera AB..........................................   8,188     62,615
                                                                     ----------
TOTAL SWEDEN................................................          1,488,716
                                                                     ----------
SWITZERLAND -- (4.3%)
    Adecco SA...............................................   2,167    130,220
    Baloise Holding AG......................................   1,673    166,421
    Credit Suisse Group AG Sponsored ADR....................     600     21,564
    Givaudan SA.............................................      84     91,978

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           -------- -----------
SWITZERLAND -- (Continued)
    Holcim, Ltd...........................................    7,487 $   513,350
    Lonza Group AG........................................      444      37,816
    Novartis AG ADR.......................................    6,159     376,931
    Swiss Life Holding AG.................................      855     126,955
   *Swiss Re, Ltd.........................................   11,666     656,782
   *UBS AG................................................    9,411     155,362
    Zurich Financial Services AG..........................    2,259     537,196
                                                                    -----------
TOTAL SWITZERLAND.........................................            2,814,575
                                                                    -----------
UNITED KINGDOM -- (17.0%)
    Associated British Foods P.L.C........................    7,265     127,379
    Aviva P.L.C...........................................   36,858     240,036
    Barclays P.L.C........................................   12,231      44,709
    Barclays P.L.C. Sponsored ADR.........................   47,729     694,934
    BP P.L.C. Sponsored ADR...............................   29,061   1,320,532
   #Carnival P.L.C. ADR...................................    7,700     266,420
   *International Consolidated Airlines Group SA..........   21,703      84,280
    International Power P.L.C.............................   50,968     255,109
    Kazakhmys P.L.C.......................................    2,291      50,328
    Kingfisher P.L.C......................................   65,877     272,064
   *Lloyds Banking Group P.L.C............................   69,457      49,065
   *Lloyds Banking Group P.L.C. Sponsored ADR.............   72,725     202,176
    Mondi P.L.C...........................................    4,587      44,871
    Old Mutual P.L.C......................................  118,669     246,228
    Pearson P.L.C. Sponsored ADR..........................   10,531     200,616
   *Resolution, Ltd.......................................    4,956      22,406
    Rexam P.L.C...........................................   28,740     174,629
   *Royal Bank of Scotland Group P.L.C....................  285,912     165,898
  #*Royal Bank of Scotland Group P.L.C. Sponsored ADR.....    5,598      64,657
    Royal Dutch Shell P.L.C. ADR..........................   37,037   2,727,775
    RSA Insurance Group P.L.C.............................   21,152      45,486
    Sainsbury (J.) P.L.C..................................   19,146      95,339
    Standard Life P.L.C...................................    3,107      10,063
    Vodafone Group P.L.C..................................   14,183      39,813
    Vodafone Group P.L.C. Sponsored ADR...................   91,287   2,565,165
    William Morrison Supermarkets P.L.C...................   48,067     228,960
    Wolseley P.L.C........................................    4,200     124,688
    WPP P.L.C. Sponsored ADR..............................       63       3,565
    Xstrata P.L.C.........................................   35,899     759,138
                                                                    -----------
TOTAL UNITED KINGDOM......................................           11,126,329
                                                                    -----------
TOTAL COMMON STOCKS.......................................           60,059,049
                                                                    -----------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
   *Banco Popular Espanol SA Rights 04/27/11..............       55           4
                                                                    -----------

                                                             FACE
                                                            AMOUNT    VALUE+
                                                           -------- -----------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.0%)
    Repurchase Agreement, PNC Capital Markets, Inc.
      0.05%, 08/01/11 (Collateralized by $20,000 FNMA
      2.24%, 07/06/15, valued at $20,500) to be
      repurchased at $18,000.............................. $     18      18,000
                                                                    -----------

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                          SHARES/
                                                           FACE
                                                          AMOUNT      VALUE+
                                                         ---------- -----------
                                                           (000)
SECURITIES LENDING COLLATERAL -- (8.4%)
(S)@DFA Short Term Investment Fund......................  4,482,920 $ 4,482,920
   @Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.20%, 08/01/11 (Collateralized by
     $50,795,500 U.S. Treasury Note 0.750%, 06/15/14,
     valued at $1,004,838)## to be repurchased at
     $985,151........................................... $      985     985,135
                                                                    -----------
TOTAL SECURITIES LENDING COLLATERAL.....................              5,468,055
                                                                    -----------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $65,381,467)^^.................................            $65,545,108
                                                                    ===========

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                                 VALUATION INPUTS
                                    -------------------------------------------
                                      INVESTMENT IN SECURITIES (MARKET VALUE)
                                    -------------------------------------------
                                      LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                    ----------- ----------- ------- -----------
Common Stocks
    Australia...................... $   130,687 $ 2,923,098   --    $ 3,053,785
    Austria........................          --     110,199   --        110,199
    Belgium........................          --     615,225   --        615,225
    Canada.........................   6,670,240          --   --      6,670,240
    Denmark........................          --     907,357   --        907,357
    Finland........................          --     475,604   --        475,604
    France.........................   1,084,449   4,904,839   --      5,989,288
    Germany........................     748,526   4,930,728   --      5,679,254
    Greece.........................          --      62,751   --         62,751
    Hong Kong......................          --     750,475   --        750,475
    Ireland........................      34,960      38,136   --         73,096
    Israel.........................      29,790     213,049   --        242,839
    Italy..........................          --     877,359   --        877,359
    Japan..........................   1,275,745  13,575,504   --     14,851,249
    Netherlands....................     201,699   1,698,216   --      1,899,915
    New Zealand....................          --      59,884   --         59,884
    Norway.........................          --     522,013   --        522,013
    Portugal.......................          --      32,694   --         32,694
    Singapore......................          --     672,959   --        672,959
    Spain..........................     267,098     816,145   --      1,083,243
    Sweden.........................          --   1,488,716   --      1,488,716
    Switzerland....................   1,055,277   1,759,298   --      2,814,575
    United Kingdom.................   8,045,840   3,080,489   --     11,126,329
Rights/Warrants
    Spain..........................           4          --   --              4
Temporary Cash Investments.........          --      18,000   --         18,000
Securities Lending Collateral......          --   5,468,055   --      5,468,055
                                    ----------- -----------   --    -----------
TOTAL.............................. $19,544,315 $46,000,793   --    $65,545,108
                                    =========== ===========   ==    ===========

              See accompanying Notes to Schedules of Investments.

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                            SHARES   VALUE++
                                                            ------- ----------
COMMON STOCKS -- (87.7%)
BRAZIL -- (7.6%)
    AES Tiete SA...........................................  15,500 $  224,877
    All America Latina Logistica SA........................  89,700    653,584
    Anhanguera Educacional Participacoes SA................  34,437    662,826
    B2W Cia Global Do Varejo SA............................  17,100    160,762
    Banco ABC Brasil SA....................................  12,700     85,985
    Banco Bradesco SA...................................... 163,577  2,618,962
    Banco Daycoval SA......................................  10,600     58,439
    Banco do Brasil SA..................................... 115,820  1,955,912
    Banco Industrial e Comercial SA........................  16,989    103,083
   *Banco Panamericano SA..................................   9,800     37,851
    Banco Pine SA..........................................   2,900     19,354
    Banco Santander Brasil SA ADR.......................... 169,975  1,577,368
    Banco Sofisa SA........................................  10,400     24,745
    Bematech SA............................................   9,800     33,112
    BM&F Bovespa SA........................................ 447,496  2,631,566
    BR Malls Participacoes SA..............................  93,623  1,074,565
    Brasil Brokers Participacoes SA........................  34,600    157,957
   *Brasil Ecodiesel Industria e Comercio de
     Biocombustiveis e Oleos Vegetais SA................... 265,400    119,792
    Brasil Telecom SA......................................  24,800    243,067
    BRF - Brasil Foods SA..................................  81,600  1,541,658
    BRF - Brasil Foods SA ADR..............................  69,532  1,342,663
    Brookfield Incorporacoes SA............................  93,392    413,711
    Camargo Correa Desenvolvimento Imobiliario SA..........   6,000     17,758
    CCR SA.................................................  22,200    664,633
    Centrais Eletricas Brasileiras SA......................  15,400    183,805
    Centrais Eletricas Brasileiras SA ADR..................   6,700    102,778
    Centrais Brasileiras SA Sponsored ADR..................  19,800    238,788
    CETIP SA...............................................  33,346    565,496
    Cia de Gas de Sao Paulo SA.............................   6,400    160,119
    Cia de Saneamento Basico do Estado de Sao Paulo ADR....  13,410    800,443
    Cia de Saneamento de Minas Gerais-Copasa SA............  17,500    365,606
    Cia Energetica de Minas Gerais SA......................   7,662    118,474
    Cia Energetica de Sao Paulo SA.........................  36,700    757,025
    Cia Hering SA..........................................  28,350    602,701
    Cia Providencia Industria e Comercio SA................   1,000      3,766
    Cia Siderurgica Nacional SA Sponsored ADR..............  81,800    868,716
   *Cielo SA...............................................  27,729    773,126
    Cosan SA Industria e Comercio..........................  35,528    544,770
    CPFL Energia SA........................................  28,100    399,888
    Cremer SA..............................................   8,200     74,976
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes........................................  86,000    840,120
    Drogasil SA............................................  16,714    134,716
    Duratex SA.............................................  62,327    461,771
    Embraer SA.............................................  77,100    559,787
    Embraer SA ADR.........................................  16,100    475,272
    Energias do Brazil SA..................................  14,400    359,153
    Equatorial Energia SA..................................  14,400    106,316
    Estacio Participacoes SA...............................  17,900    221,723
    Eternit SA.............................................  11,966     68,593
    Even Construtora e Incorporadora SA....................  42,700    207,876
    EZ Tec Empreendimentos e Participacoes SA..............  15,600    150,080
    Fertilizantes Fosfatados SA............................  20,500    315,527
   *Fertilizantes Heringer SA..............................   6,700     40,956
    Fibria Celulose SA Sponsored ADR.......................  58,461    699,194
    Gafisa SA..............................................  24,200    117,033
    Gafisa SA ADR..........................................  55,400    530,178
   *General Shopping Brasil SA.............................   9,700     73,429
    Gerdau SA..............................................  83,100    638,180

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
BRAZIL -- (Continued)
    Gol Linhas Aereas Inteligentes SA ADR...................     100 $      776
    Grendene SA.............................................  27,500    156,043
    Guararapes Confeccoes SA................................   1,700     87,694
    Helbor Empreendimentos SA...............................  12,300    161,716
    Hypermarcas SA..........................................  48,046    363,710
   *IdeiasNet SA............................................  41,600     80,204
    Iguatemi Empresa de Shopping Centers SA.................   9,252    204,089
    Industrias Romi SA......................................  18,000     74,398
    Iochpe-Maxion SA........................................   9,700    126,093
    Itau Unibanco Holding SA................................  26,248    466,620
   *JBS SA.................................................. 101,800    302,607
    JHSF Participacoes SA...................................  23,700     67,852
   *Kepler Weber SA......................................... 108,600     19,607
   *Kroton Educacional SA...................................  11,000    135,474
    Light SA................................................  22,100    401,002
   *LLX Logistica SA........................................  26,400     74,220
    Localiza Rent a Car SA..................................  20,200    325,628
   *Log-in Logistica Intermodal SA..........................   3,200     15,290
    Lojas Americanas SA.....................................  19,296    153,036
    Lojas Renner SA.........................................  21,600    768,121
    LPS Brasil Consultoria de Imoveis SA....................   6,300    138,199
   *Lupatech SA.............................................   4,600     33,369
    M. Dias Branco SA.......................................  13,100    324,871
   *Magnesita Refratarios SA................................   4,700     19,032
    Marfrig Alimentos SA....................................  51,191    501,397
    Marisa Lojas SA.........................................  11,100    156,102
    Metalfrio Solutions SA..................................   4,500     29,016
    Minerva SA..............................................  11,500     40,413
   *MMX Mineracao e Metalicos SA............................  60,213    317,595
   *MPX Energia SA..........................................   8,522    202,218
    MRV Engenharia e Participacoes SA.......................  65,884    484,725
    Multiplan Empreendimentos Imobiliarios SA...............  19,437    427,380
    Natura Cosmeticos SA....................................  18,400    416,561
    Obrascon Huarte Lain Brasil SA..........................   8,800    363,156
   *OGX Petroleo e Gas Participacoes SA.....................  47,775    398,318
    Paranapanema SA.........................................  28,600     95,896
    PDG Realty SA Empreendimentos e Participacoes........... 309,799  1,630,048
    Petroleo Brasileiro SA ADR.............................. 268,997  9,137,828
   *Plascar Participacoes Industriais SA....................  43,400     60,167
    Porto Seguro SA.........................................  28,000    392,688
   *PortX Operacoes Portuarias SA...........................  26,400     58,559
    Positivo Informatica SA.................................   5,400     20,892
    Redecard SA.............................................  56,239    975,484
   *Restoque Comercio e Confeccoes de Roupas SA.............   6,000     78,924
    Rodobens Negocios Imobiliarios SA.......................   5,500     45,465
    Rossi Residencial SA....................................  70,768    531,610
    Santos Brasil Participacoes SA..........................   9,800    169,668
    Sao Martinho SA.........................................  16,000    229,861
    SLC Agricola SA.........................................  12,700    138,968
   *Springs Global Participacoes SA.........................  18,000     46,078
    Sul America SA..........................................  56,482    647,184
    Tecnisa SA..............................................  35,600    266,280
    Tegma Gestao Logistica SA...............................   5,600     87,095
    Tele Norte Leste Participacoes SA.......................  12,400    186,937
    Telecomunicacoes de Sao Paulo SA........................  12,275    335,913
   *Tempo Participacoes SA..................................   8,600     21,017
    Tim Participacoes SA....................................  26,800    156,910
    Totvs SA................................................  24,000    416,288
    Tractebel Energia SA....................................  21,000    354,232
    Trisul SA...............................................     800      2,053
    Triunfo Participacoes e Investimentos SA................     600      3,846

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
BRAZIL -- (Continued)
    Universo Online SA.................................     11,300 $   128,239
    Usinas Siderurgicas de Minas Gerais SA.............     29,200     398,409
    Vale SA Sponsored ADR..............................    150,400   4,878,976
    Valid Solucoes e Servicos de Seguranca em Meios
      de Pagamento e Identificacao SA..................     10,340     128,012
   *Viver Incorporadora e Construtora SA...............     36,653      54,595
    WEG Industrias SA..................................     66,671     722,232
                                                                   -----------
TOTAL BRAZIL...........................................             59,221,497
                                                                   -----------
CHILE -- (1.8%)
    AES Gener SA.......................................    328,369     195,945
   *Aguas Andinas SA Series A..........................    296,169     170,257
    Banco de Chile SA Series F ADR.....................      7,893     680,219
    Banco de Credito e Inversiones SA Series A.........      9,918     613,507
    Banco Santander Chile SA ADR.......................      5,200     483,496
    Besalco SA.........................................     71,729     118,372
    CAP SA.............................................     12,788     586,990
    Cencosud SA........................................    138,752     914,398
    Cia General de Electricidad SA.....................     43,879     244,562
    Cia Sud Americana de Vapores SA....................    479,859     283,206
    Colbun SA..........................................  2,111,780     562,680
    Corpbanca SA....................................... 28,243,755     429,058
   *E.CL SA............................................     78,590     208,714
    Embotelladora Andina SA Series A ADR...............        400       9,140
    Embotelladora Andina SA Series B...................     21,938      95,957
    Embotelladora Andina SA Series B ADR...............      3,681      98,283
    Empresa Nacional de Electricidad SA Sponsored ADR..     20,655   1,108,141
    Empresas CMPC SA...................................     30,437   1,458,248
    Empresas Copec SA..................................     76,115   1,347,610
    Empresas Hites SA..................................     31,773      33,058
    Empresas Iansa SA..................................  1,269,073     124,855
    Empresas La Polar SA...............................     69,403      77,367
    Enersis SA Sponsored ADR...........................     58,256   1,269,398
    ENTEL Chile SA.....................................     29,926     603,753
    Forus SA...........................................     12,029      34,707
    Grupo Security SA..................................    153,856      63,896
    Inversiones Aguas Metropolitanas SA................    103,086     161,332
   #Lan Airlines SA Sponsored ADR......................     19,400     507,892
   *Madeco SA..........................................  2,430,016     116,853
    Masisa SA..........................................    884,152     112,089
    Multiexport Foods SA...............................    104,773      36,413
    Parque Arauco SA...................................     27,484      57,071
    PAZ Corp. SA.......................................     30,000      21,974
    Ripley Corp. SA....................................    149,555     175,543
    S.A.C.I. Falabella SA..............................     28,488     276,723
    Salfacorp SA.......................................     36,993     130,992
    Sigdo Koppers SA...................................      9,807      18,180
    Sociedad Quimica y Minera de Chile SA Sponsored
      ADR..............................................      8,700     559,584
    Socovesa SA........................................    152,314      85,229
    Sonda SA...........................................     90,418     239,138
                                                                   -----------
TOTAL CHILE............................................             14,314,830
                                                                   -----------
CHINA -- (13.8%)
  #*361 Degrees International, Ltd.....................    226,000     118,810
   *A8 Digital Music Holdings, Ltd.....................     88,000      13,746
    Agile Property Holdings, Ltd.......................    446,000     718,596
    Air China, Ltd.....................................    282,000     297,583
    Ajisen China Holdings, Ltd.........................    135,000     265,934
   #Alibaba.com, Ltd...................................    180,500     251,207
   #Aluminum Corp. of China, Ltd. ADR..................     35,495     758,173
    AMVIG Holdings, Ltd................................     98,000      60,349
   #Angang Steel Co., Ltd..............................    324,000     334,538

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
CHINA -- (Continued)
    Anhui Conch Cement Co., Ltd..........................   147,000 $  686,783
    Anhui Expressway Co., Ltd............................   134,000     90,181
    Anhui Tianda Oil Pipe Co., Ltd.......................    68,000     20,943
   #Anta Sports Products, Ltd............................    99,000    149,238
    Anton Oilfield Services Group........................   166,000     32,129
    Asia Cement China Holdings Corp......................   122,000    107,797
   *Asia Energy Logistics Group, Ltd..................... 1,900,000     34,085
    Asian Citrus Holdings, Ltd...........................    30,000     25,931
   *AVIC International Holding HK, Ltd...................   642,000     30,509
    Bank of China, Ltd................................... 9,612,356  4,424,321
    Bank of Communications Co., Ltd...................... 1,086,580    948,547
    Baoye Group Co., Ltd.................................    12,000      7,960
  #*BaWang International Group Holding, Ltd..............    70,000     11,483
    BBMG Corp. Series H..................................   193,641    279,697
   *Beijing Capital International Airport Co., Ltd.......   576,000    270,345
    Beijing Capital Land, Ltd............................   330,000    105,603
   *Beijing Enterprises Water Group, Ltd.................   480,000    129,965
    Beijing Jingkelong Co., Ltd..........................    46,000     57,813
    Beijing North Star Co., Ltd. Series H................   320,000     76,729
   *Beijing Properties Holdings, Ltd.....................   276,000     23,730
    Belle International Holdings, Ltd....................   379,000    827,258
    Bosideng International Holdings, Ltd.................   620,000    181,567
   *Brilliance China Automotive Holdings, Ltd............   824,000  1,053,477
  #*BYD Co., Ltd.........................................   114,000    377,823
   *BYD Electronic International Co., Ltd................   253,500     90,253
    C C Land Holdings, Ltd...............................   253,000     94,824
    C.P. Pokphand Co., Ltd...............................   962,000    102,298
    Central China Real Estate, Ltd.......................    86,194     23,875
    Centron Telecom International Holdings, Ltd..........   131,000     23,634
   #Chaoda Modern Agriculture Holdings, Ltd..............   892,243    357,189
    China Aerospace International Holdings, Ltd..........   432,000     44,263
    China Agri-Industries Holdings, Ltd..................   445,000    498,967
    China Aoyuan Property Group, Ltd.....................   297,000     52,161
    China Automation Group, Ltd..........................   105,000     56,302
    China BlueChemical, Ltd..............................   423,143    329,734
    China Chengtong Development Group, Ltd...............    62,784      3,820
   *China Citic Bank Corp., Ltd.......................... 1,544,000    943,695
    China Coal Energy Co., Ltd...........................   850,000  1,220,644
    China Communications Services Corp., Ltd.............   520,000    260,306
    China Construction Bank Corp......................... 7,190,990  5,795,779
    China COSCO Holdings Co., Ltd........................   435,500    304,602
    China Dongxiang Group Co., Ltd.......................   828,000    188,384
  #*China Eastern Airlines Corp., Ltd....................   148,000     74,174
   *China Energine International Holdings, Ltd...........   270,000     15,739
    China Everbright International, Ltd..................   442,000    168,012
    China Everbright, Ltd................................   294,000    526,988
    China Gas Holdings, Ltd..............................   392,000    146,410
    China Glass Holdings, Ltd............................   106,000     31,910
   *China Grand Forestry Green Resources Group, Ltd...... 1,520,000     27,889
    China Green Holdings, Ltd............................   144,000     79,708
    China Haidian Holdings, Ltd..........................   580,000     80,340
   *China High Precision Automation Group, Ltd...........    73,000     50,643
   #China High Speed Transmission Equipment Group Co.,
     Ltd.................................................   340,993    264,735
    China Huiyuan Juice Group, Ltd.......................   123,500     68,009
    China Life Insurance Co., Ltd........................    22,000     73,371
   #China Life Insurance Co., Ltd. ADR...................    45,015  2,252,551
    China Longyuan Power Group Corp......................   336,000    291,198
    China Lumena New Materials Corp......................   320,000    112,997
    China Mengniu Dairy Co., Ltd.........................   213,000    737,437
    China Merchants Bank Co., Ltd........................   752,695  1,785,883
    China Merchants Holdings International Co., Ltd......   243,216    864,939

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
    China Metal Recycling Holdings, Ltd...................   144,381 $  193,590
   *China Mining Resources Group, Ltd..................... 1,034,000     24,620
    China Minsheng Banking Corp., Ltd. Series H...........   960,000    845,555
    China Mobile, Ltd. Sponsored ADR......................   178,185  8,878,959
    China Molybdenum Co., Ltd.............................   277,000    216,689
    China National Building Material Co., Ltd.............   438,000    878,795
    China National Materials Co., Ltd.....................   328,000    241,766
    China Nickel Resources Holding Co., Ltd...............    40,000      4,719
   *China Oil & Gas Group, Ltd............................   860,000     76,059
    China Oilfield Services, Ltd..........................   186,000    325,814
    China Overseas Land & Investment, Ltd.................   793,973  1,769,724
    China Pacific Insurance Group Co., Ltd................   265,000  1,004,037
    China Power International Development, Ltd............   377,000     93,666
   *China Power New Energy Development Co., Ltd...........   820,000     48,942
   *China Precious Metal Resources Holdings Co., Ltd......   720,000    147,559
   *China Properties Group, Ltd...........................   128,000     41,769
   *China Qinfa Group, Ltd................................    72,000     31,368
    China Railway Construction Corp., Ltd.................   438,500    267,094
    China Railway Group, Ltd..............................   437,000    163,580
   *China Rare Earth Holdings, Ltd........................   328,000    106,087
   *China Renewable Energy Investment, Ltd................       613         46
    China Resources Cement Holdings, Ltd..................   324,000    310,347
   #China Resources Gas Group, Ltd........................   148,000    218,292
    China Resources Land, Ltd.............................   434,000    851,241
    China Resources Microelectronics, Ltd.................   675,000     39,358
    China Resources Power Holdings Co., Ltd...............   184,000    358,254
    China Shanshui Cement Group, Ltd......................   378,790    456,486
    China Shenhua Energy Co., Ltd. Series H...............   425,884  2,138,154
   *China Shipping Container Lines Co., Ltd...............   992,000    282,315
    China Shipping Development Co., Ltd...................   353,654    275,811
    China Singyes Solar Technologies Holdings, Ltd........    50,000     41,384
   *China South City Holdings, Ltd........................   276,000     45,266
  #*China Southern Airlines Co., Ltd. ADR.................     5,677    184,446
    China Starch Holdings, Ltd............................   395,000     20,014
   #China State Construction International Holdings, Ltd..   457,919    458,652
    China Sunshine Paper Holdings Co., Ltd................    11,500      2,692
   *China Taiping Insurance Holdings Co., Ltd.............   175,800    403,843
    China Telecom Corp., Ltd..............................    82,000     53,619
    China Telecom Corp., Ltd. ADR.........................    11,545    759,661
    China Travel International Investment Hong Kong, Ltd..   731,492    151,905
    China Unicom Hong Kong, Ltd...........................   200,000    399,484
    China Unicom Hong Kong, Ltd. ADR......................   114,955  2,301,399
   *China Vanadium Titano - Magnetite Mining Co., Ltd.....   140,000     50,037
   *China Water Affairs Group, Ltd........................   272,000     89,297
    China Wireless Technologies, Ltd......................   356,000     76,049
    China Yurun Food Group, Ltd...........................   256,000    803,485
   #China Zhongwang Holdings, Ltd.........................   508,318    241,842
   *Chinasoft International, Ltd..........................    40,000     14,240
   *Chongqing Iron & Steel Co., Ltd.......................   190,000     40,891
    Chongqing Machinery & Electric Co., Ltd...............   200,000     58,710
    Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd.......................................    32,000     13,214
   *Citic 21CN Co., Ltd...................................   240,000     26,153
    CITIC Pacific, Ltd....................................   291,433    629,459
   *CITIC Resources Holdings, Ltd.........................   874,000    161,207
   *CNNC International, Ltd...............................    17,000      7,844
    CNOOC, Ltd............................................   185,000    410,867
   #CNOOC, Ltd. ADR.......................................    13,300  2,956,723
    Comba Telecom Systems Holdings, Ltd...................   244,345    224,097
   *Comtec Solar Systems Group, Ltd.......................   104,000     37,142
    COSCO International Holdings, Ltd.....................   222,000    119,200
    COSCO Pacific, Ltd....................................   485,813    785,815

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
CHINA -- (Continued)
   *Coslight Technology International Group, Ltd.........     4,000 $    1,736
    Country Garden Holdings Co........................... 1,071,000    548,489
    CPMC Holdings, Ltd...................................    30,000     15,981
    CSR Corp., Ltd.......................................   159,676    115,629
    Dachan Food Asia, Ltd................................    57,000     13,706
    Dalian Port (PDA) Co., Ltd...........................   254,000     77,350
    Daphne International Holdings, Ltd...................   224,000    240,816
    Datang International Power Generation Co., Ltd.......   424,000    138,710
    Digital China Holdings, Ltd..........................   188,000    320,217
    Dongfang Electric Co., Ltd...........................    49,600    179,647
    Dongyue Group Co., Ltd...............................   187,000    203,726
    Embry Holdings, Ltd..................................    14,000      9,655
    ENN Energy Holdings, Ltd.............................   170,000    573,738
    Evergrande Real Estate Group, Ltd....................   889,000    665,583
    Fantasia Holdings Group Co., Ltd.....................   136,500     20,834
    First Tractor Co., Ltd...............................   114,000    146,288
    Fosun International, Ltd.............................   496,500    404,596
    Franshion Properties China, Ltd...................... 1,159,120    317,828
   #Fufeng Group, Ltd....................................   227,000    136,620
   #GCL-Poly Energy Holdings, Ltd........................ 1,322,000    747,635
   #Geely Automobile Holdings, Ltd....................... 1,060,000    420,856
    Global Bio-Chem Technology Group Co., Ltd............   548,800    202,996
   *Global Sweeteners Holdings, Ltd......................   144,000     31,965
   *Glorious Property Holdings, Ltd......................   337,000    103,528
    Golden Eagle Retail Group, Ltd.......................   136,000    335,315
    Goldlion Holdings, Ltd...............................    61,152     25,340
    GOME Electrical Appliances Holding, Ltd.............. 2,287,940  1,073,555
    Good Friend International Holdings, Inc..............    22,000     17,262
   *Goodtop Tin International Holdings, Ltd..............   230,000     40,741
    Great Wall Motor Co., Ltd............................   407,500    615,115
    Great Wall Technology Co., Ltd.......................    83,300     31,487
    Greentown China Holdings, Ltd........................   199,500    178,462
    Guangdong Investment, Ltd............................   632,000    339,829
    Guangshen Railway Co., Ltd. Sponsored ADR............     8,562    167,986
    Guangzhou Automobile Group Co., Ltd..................   661,740    798,258
   *Guangzhou Investment Co., Ltd........................ 1,502,400    275,039
    Guangzhou R&F Properties Co., Ltd....................   248,400    319,436
    Guangzhou Shipyard International Co., Ltd............    41,600     52,938
   *Haier Electronics Group Co., Ltd.....................   229,000    278,395
    Hainan Meilan International Airport Co., Ltd.........    26,000     25,509
    Haitian International Holdings, Ltd..................   112,000    135,641
    Heng Tai Consumables Group, Ltd......................   826,503     80,477
    Hengan International Group Co., Ltd..................    69,000    596,965
    Hengdeli Holdings, Ltd...............................   432,000    212,794
   *Hi Sun Technology (China), Ltd.......................   378,000    131,188
    Hidili Industry International Development, Ltd.......   326,000    238,296
   *Hisense Kelon Electrical Holdings Co., Ltd...........    72,000     28,124
   *HKC Holdings, Ltd....................................   532,098     21,806
   *Hong Kong Resources Holdings Co., Ltd................   308,000     21,343
   *Honghua Group, Ltd...................................   256,000     31,454
    Hopewell Highway Infrastructure, Ltd.................   201,972    130,105
    Hopson Development Holdings, Ltd.....................   179,000    164,748
   *Huadian Power International Corp.....................   310,000     57,275
    Huaneng Power International, Inc. ADR................     9,458    185,755
   *Hunan Non-Ferrous Metal Corp., Ltd...................   460,000    182,632
    Huscoke Resources Holdings, Ltd......................   668,000     22,240
    Industrial & Commercial Bank of China, Ltd.
      Series H........................................... 9,087,017  6,912,772
   *Interchina Holdings Co., Ltd.........................   610,000    116,678
    International Mining Machinery Holdings, Ltd.........   126,500    123,760
    Intime Department Store Group Co., Ltd...............   163,000    272,894
    Jiangsu Express Co., Ltd.............................   204,000    196,586

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
    Jiangxi Copper Co., Ltd...............................   177,000 $  620,312
    Jingwei Textile Machinery Co., Ltd....................    50,000     39,629
    Ju Teng International Holdings, Ltd...................   250,000     65,155
   *Kai Yuan Holdings, Ltd................................ 1,320,000     41,847
   *Kaisa Group Holdings, Ltd.............................   157,000     56,956
    Kingboard Chemical Holdings, Ltd......................   179,000    851,266
    Kingboard Laminates Holdings, Ltd.....................   222,973    133,638
    Kingdee International Software Group Co., Ltd.........   384,000    225,657
    Kingsoft Corp., Ltd...................................   198,000    130,103
    KWG Property Holding, Ltd.............................   439,330    306,972
    Lai Fung Holdings, Ltd................................   550,000     19,445
    Le Saunda Holdings, Ltd...............................    84,000     51,418
   *Lee & Man Paper Manufacturing, Ltd....................   467,000    233,934
    Lenovo Group, Ltd..................................... 1,120,000    709,350
   #Li Ning Co., Ltd......................................   148,000    180,739
    Lianhua Supermarket Holdings Co., Ltd.................    49,200    107,676
    Lingbao Gold Co., Ltd.................................    72,000     41,380
    Little Sheep Group, Ltd...............................    61,000     48,378
   *LK Technology Holdings, Ltd...........................    17,500      6,053
    Longfor Properties Co., Ltd...........................   234,000    360,218
    Lonking Holdings, Ltd.................................   436,000    221,499
    Loudong General Nice Resources China Holdings, Ltd....   333,000     42,229
    Maanshan Iron & Steel Co., Ltd........................   536,000    231,498
    Maoye International Holdings, Ltd.....................   202,000     96,306
   *Media China Corp, Ltd.................................    60,000      1,036
    Metallurgical Corp of China, Ltd. Series H............   279,000    103,965
    MIN XIN Holdings, Ltd.................................    44,000     23,425
   *Mingfa Group International Co., Ltd...................   170,000     54,014
    Minmetals Land, Ltd...................................   347,644     57,097
   *Minmetals Resources, Ltd..............................   288,000    197,194
    Minth Group, Ltd......................................   136,000    218,230
   *Nan Hai Corp, Ltd..................................... 6,200,000     29,436
    NetDragon Websoft, Inc................................    40,000     23,587
    New World China Land, Ltd.............................   494,793    176,815
    New World Department Store China, Ltd.................   151,000    110,420
    Nine Dragons Paper Holdings, Ltd......................   462,000    394,039
   *Oriental Ginza Holdings, Ltd..........................    57,000      3,750
    Parkson Retail Group, Ltd.............................   142,500    200,746
    PCD Stores Group, Ltd.................................   462,000    111,695
  #*Peak Sport Products Co., Ltd..........................   199,000    116,288
   *PetroAsian Energy Holdings, Ltd....................... 1,056,000     35,996
   *PICC Property & Casualty Co., Ltd.....................   320,000    551,714
    Ping An Insurance Group Co. of China, Ltd. Series H...   166,000  1,615,416
    Poly Hong Kong Investment, Ltd........................   634,111    469,869
    Ports Design, Ltd.....................................    72,500    153,183
   *Pou Sheng International Holdings, Ltd.................   364,687     57,131
    Prosperity International Holdings HK, Ltd.............   280,000     18,278
    Qin Jia Yuan Media Services Co., Ltd..................    62,000      9,300
    Qingling Motors Co., Ltd. Series H....................   320,000    108,834
    Qunxing Paper Holdings Co., Ltd.......................   124,416     32,784
   *Real Nutriceutical Group, Ltd.........................   141,000     69,650
    Regent Manner International, Ltd......................   151,000     50,134
   #Renhe Commercial Holdings Co., Ltd.................... 2,078,570    410,450
   *Richly Field China Development, Ltd...................   150,000      3,275
    Road King Infrastructure, Ltd.........................    32,000     24,210
    Samson Holding, Ltd...................................   239,000     38,921
   *Semiconductor Manufacturing International Corp........ 3,830,000    228,683
   *Semiconductor Manufacturing International Corp. ADR...    26,210     78,106
    Shandong Chenming Paper Holdings, Ltd. Series H.......    94,000     56,750
    Shandong Molong Petroleum Machinery Co., Ltd..........    23,200     19,848
    Shanghai Electric Group Co., Ltd......................   390,000    206,899

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
   *Shanghai Industrial Urban Development Group, Ltd......   154,000 $   41,484
    Shanghai Jin Jiang International Hotels Group Co.,
      Ltd.................................................   332,000     58,207
    Shanghai Prime Machinery Co., Ltd.....................   302,000     65,870
    Shengli Oil & Gas Pipe Holdings, Ltd..................   144,000     23,824
    Shenguan Holdings Group, Ltd..........................   180,000    115,227
    Shenji Group Kunming Machine Tool Co., Ltd............     6,000      2,833
    Shenzhen Expressway Co., Ltd..........................   186,000     97,963
    Shenzhen International Holdings, Ltd.................. 2,277,500    183,842
    Shenzhen Investment, Ltd..............................   552,000    159,271
    Shenzhou International Group, Ltd.....................    93,000    136,727
    Shimao Property Holdings, Ltd.........................   460,856    605,395
    Shougang Concord International Enterprises Co., Ltd... 1,080,000    101,095
    Shougang Fushan Resources Group, Ltd..................   984,000    550,758
   #Shui On Land, Ltd.....................................   916,072    402,502
    Sichuan Expressway Co., Ltd...........................   240,000    105,200
    Silver Grant International Industries, Ltd............   352,000    107,413
    SIM Technology Group, Ltd.............................   140,000     14,913
   *Sino Oil & Gas Holdings, Ltd.......................... 1,105,000     56,712
   *Sino Prosper State Gold Resources Holdings, Ltd....... 1,340,000     35,514
   *Sino Union Energy Investment Group, Ltd...............   780,000     71,862
    Sinofert Holdings, Ltd................................   652,000    244,631
   *Sinolink Worldwide Holdings, Ltd......................   532,000     52,573
    SinoMedia Holding, Ltd................................    66,644     24,669
   #Sino-Ocean Land Holdings, Ltd......................... 1,076,275    602,651
    Sinopharm Group Co., Ltd..............................    71,600    208,018
    Sinotrans Shipping, Ltd...............................   411,173    115,938
    Sinotrans, Ltd........................................   413,000     91,805
    Sinotruk Hong Kong, Ltd...............................   201,000    136,583
    Skyworth Digital Holdings, Ltd........................   460,193    294,845
    Soho China, Ltd.......................................   588,912    532,181
    Solargiga Energy Holdings, Ltd........................   106,000     21,895
    Sparkle Roll Group, Ltd...............................   176,000     32,974
    SPG Land Holdings, Ltd................................    53,000     18,381
    SRE Group, Ltd........................................   776,000     55,734
    Sunny Optical Technology Group Co., Ltd...............    62,000     17,234
    TCC International Holdings, Ltd.......................   313,795    205,163
    TCL Communication Technology Holdings, Ltd............   138,000    117,686
   *TCL Multimedia Technology Holdings, Ltd...............   108,000     45,429
    Tencent Holdings, Ltd.................................    61,100  1,587,758
    Texhong Textile Group, Ltd............................    50,000     20,523
    Tian An China Investments Co., Ltd....................   215,000    129,480
    Tiangong International Co., Ltd.......................   232,000     53,843
    Tianjin Capital Environmental Protection Group Co.,
      Ltd.................................................   126,000     36,080
   *Tianjin Development Holdings, Ltd.....................   104,000     61,953
    Tianjin Port Development Holdings, Ltd................   342,000     65,839
    Tianneng Power International, Ltd.....................   114,000     68,173
    Tingyi (Cayman Islands) Holding Corp..................   154,000    477,148
    Tomson Group, Ltd.....................................    66,969     23,640
    Towngas China Co., Ltd................................   171,000     91,665
    TPV Technology, Ltd...................................   195,412     99,965
    Travelsky Technology, Ltd.............................   274,500    164,956
    Truly International Holdings, Ltd.....................   267,140     49,667
    Uni-President China Holdings, Ltd.....................   292,639    179,501
   *United Energy Group, Ltd..............................   716,000     98,822
    Vinda International Holdings, Ltd.....................   186,000    227,416
   #VODone, Ltd...........................................   454,000    100,040
    Want Want China Holdings, Ltd.........................   543,000    483,219
    Wasion Group Holdings, Ltd............................   114,000     54,130
    Weichai Power Co., Ltd................................    80,400    437,466
    Weiqiao Textile Co., Ltd..............................   116,500     79,257
    Welling Holding, Ltd..................................   152,800     33,374

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
CHINA -- (Continued)
  #*West China Cement, Ltd................................ 570,000 $    182,457
    Wumart Stores, Inc....................................  59,000      147,429
    Xiamen International Port Co., Ltd.................... 194,000       34,778
    Xingda International Holdings, Ltd.................... 223,000      157,764
    Xinhua Winshare Publishing & Media Co., Ltd........... 119,897       63,896
    Xinjiang Xinxin Mining Industry Co., Ltd.............. 288,000      144,784
   *Xiwang Sugar Holdings Co., Ltd........................ 114,296       30,788
    XTEP International Holdings, Ltd...................... 137,500       80,340
    Yanzhou Coal Mining Co., Ltd. Sponsored ADR...........  24,800      949,840
    Yingde Gases Group Co., Ltd........................... 237,000      256,812
    Yip's Chemical Holdings, Ltd..........................  54,000       62,877
    Yuexiu Transport Infrastructure, Ltd.................. 210,752       97,548
    Zhaojin Mining Industry Co., Ltd...................... 111,000      220,670
    Zhejiang Expressway Co., Ltd.......................... 344,000      241,254
   *Zhong An Real Estate, Ltd............................. 151,000       27,131
   #Zhongsheng Group Holdings, Ltd........................  33,000       69,978
    Zhuzhou CSR Times Electric Co., Ltd...................  56,750      166,786
    Zijin Mining Group Co., Ltd........................... 498,000      269,197
    ZTE Corp..............................................  82,800      258,403
                                                                   ------------
TOTAL CHINA...............................................          107,476,650
                                                                   ------------
COLOMBIA -- (0.2%)
    Bancolombia SA Sponsored ADR..........................  14,600      967,980
    Ecopetrol SA Sponsored ADR............................  23,698    1,001,240
                                                                   ------------
TOTAL COLOMBIA............................................            1,969,220
                                                                   ------------
CZECH REPUBLIC -- (0.4%)
    CEZ A.S...............................................  20,822    1,077,597
    Komercni Banka A.S....................................   2,447      545,461
   *New World Resources P.L.C. Series A...................  12,500      167,465
    Pegas Nonwovens SA....................................   1,253       34,645
    Telefonica Czech Republic A.S.........................  42,731    1,086,524
   *Unipetrol A.S.........................................  27,775      283,840
                                                                   ------------
TOTAL CZECH REPUBLIC......................................            3,195,532
                                                                   ------------
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E. Sponsored
      GDR.................................................  44,040      195,044
   *Egyptian Financial Group-Hermes Holding GDR...........   1,029        6,849
    Orascom Construction Industries GDR...................   8,078      354,190
   *Orascom Telecom Holding S.A.E. GDR....................  27,246       87,644
                                                                   ------------
TOTAL EGYPT...............................................              643,727
                                                                   ------------
HUNGARY -- (0.4%)
   *Danubius Hotel & Spa P.L.C............................   1,913       36,655
    EMASZ NYRT............................................     322       32,584
   *FHB Mortgage Bank NYRT................................  17,816       80,797
   #Magyar Telekom Telecommunications P.L.C............... 101,699      293,483
    Magyar Telekom Telecommunications P.L.C. Sponsored
      ADR.................................................   1,100       15,873
   *MOL Hungarian Oil & Gas P.L.C.........................   5,507      590,937
    OTP Bank P.L.C........................................  63,147    1,821,791
   *PannErgy P.L.C........................................  13,522       55,765
                                                                   ------------
TOTAL HUNGARY.............................................            2,927,885
                                                                   ------------
INDIA -- (8.3%)
   *3M India, Ltd.........................................     150       15,215
    Aban Offshore, Ltd....................................   1,530       16,967
    ACC, Ltd..............................................  15,190      347,407
    Adani Enterprises, Ltd................................  22,557      298,710
   *Adani Power, Ltd...................................... 115,122      258,293
   *Adhunik Metaliks, Ltd.................................  19,386       32,880

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
INDIA -- (Continued)
    Aditya Birla Nuvo, Ltd..................................  17,301 $  373,120
    AIA Engineering, Ltd....................................   8,680     74,329
    Ajmera Realty & Infra India, Ltd........................   1,598      5,325
    Akzo Nobel India, Ltd...................................   5,027    110,690
    Allahabad Bank, Ltd.....................................  31,232    142,342
    Alok Industries, Ltd.................................... 110,269     62,607
    Amara Raja Batteries, Ltd...............................   2,460     13,341
    Ambuja Cements, Ltd..................................... 183,796    536,593
    Amtek Auto, Ltd.........................................  41,508    148,846
    Anant Raj Industries, Ltd...............................  12,566     23,087
    Andhra Bank, Ltd........................................  46,000    140,508
    Ansal Properties & Infrastructure, Ltd..................  25,546     23,077
    Apollo Tyres, Ltd.......................................  83,203    137,534
   *Arvind Mills, Ltd.......................................  76,622    151,468
    Asea Brown Boveri India, Ltd............................   7,611    149,459
    Ashok Leyland, Ltd...................................... 161,535    186,065
    Asian Hotels East, Ltd..................................   2,150     14,643
    Asian Hotels West, Ltd..................................   2,150      8,944
    Asian Hotels, Ltd.......................................     335      1,567
    Asian Paints, Ltd.......................................   4,158    293,431
    Axis Bank, Ltd..........................................  41,992  1,269,227
    Bajaj Auto, Ltd.........................................  13,564    448,023
   *Bajaj Electricals, Ltd..................................  10,061     49,736
    Bajaj Finance, Ltd......................................   1,520     24,002
    Bajaj Finserv, Ltd......................................  13,445    162,267
    Bajaj Hindusthan, Ltd...................................  38,400     58,771
    Bajaj Holdings & Investment, Ltd........................  17,102    298,327
    Ballarpur Industries, Ltd............................... 101,088     78,957
   *Balrampur Chini Mills, Ltd..............................  76,596    102,567
    Bank of Baroda..........................................   7,107    141,018
   *Bank of India...........................................  15,206    132,674
    Bank of Maharashtra, Ltd................................  77,935     98,495
    Bannari Amman Sugars, Ltd...............................   1,400     18,747
   *BASF India, Ltd.........................................   5,291     78,590
    Bata India, Ltd.........................................   3,937     58,671
    BEML, Ltd...............................................   6,037     75,088
    Berger Paints India, Ltd................................  38,380     94,108
   *BGR Energy Systems, Ltd.................................   4,140     37,173
    Bharat Forge, Ltd.......................................  30,914    229,666
    Bharat Petroleum Corp., Ltd.............................  11,877    177,356
    Bharti Airtel, Ltd...................................... 194,096  1,916,807
   *Bhushan Steel, Ltd......................................  22,712    201,634
    Birla Corp., Ltd........................................   8,694     63,058
    Blue Star, Ltd..........................................   4,358     28,264
    Bombay Dyeing & Manufacturing Co., Ltd..................   6,061     47,221
    Bombay Rayon Fashions, Ltd..............................  19,914    129,370
    Bosch, Ltd..............................................   2,139    344,578
    Brigade Enterprises, Ltd................................     964      1,529
    Britannia Industries, Ltd...............................  15,034    164,076
   *Cairn India, Ltd........................................  66,876    465,581
   *Canara Bank.............................................  25,907    269,706
    Carborundum Universal, Ltd..............................  21,879    151,887
   *Central Bank of India...................................  66,073    173,373
    Century Plyboards India, Ltd............................   7,005     11,296
    Century Textiles & Industries, Ltd......................   6,103     47,431
    CESC, Ltd...............................................  16,565    126,246
    Chambal Fertilizers & Chemicals, Ltd....................  56,893    110,474
   *Chettinad Cement Corp., Ltd.............................     800      7,887
   *Cholamandalam Investment & Finance Co., Ltd.............   4,746     18,215
    City Union Bank, Ltd....................................  17,183     18,915
    Clariant Chemicals (India), Ltd.........................   3,509     59,757

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
INDIA -- (Continued)
    CMC, Ltd..................................................     814 $ 20,710
    Colgate-Palmolive (India), Ltd............................   6,741  147,944
    Container Corp. of India..................................   9,236  230,031
    Core Projects & Technologies, Ltd.........................   8,286   56,146
    Coromandel International, Ltd.............................  25,466  187,848
    Corporation Bank..........................................  10,377  117,439
    Crisil, Ltd...............................................     636  118,598
    Crompton Greaves, Ltd.....................................  35,468  135,733
    Cummins India, Ltd........................................   8,488  122,611
    Dabur India, Ltd..........................................  85,202  200,644
   *Dalmia Bharat Enterprises, Ltd............................  25,540   81,594
    Dalmia Cement (Bharat), Ltd...............................  25,540   10,557
    DCM Shriram Consolidated, Ltd.............................  39,728   50,220
   *Deccan Chronicle Holdings, Ltd............................  14,118   22,078
    Deepak Fertilizers & Petrochemicals Corp., Ltd............   1,746    6,389
   *Development Credit Bank, Ltd..............................  35,249   45,229
   *Dewan Housing Finance Corp., Ltd..........................   9,998   47,259
   *Dish TV (India), Ltd......................................  66,606  127,462
    DLF, Ltd.................................................. 117,362  611,813
    Dredging Corp. of India, Ltd..............................   2,580   16,366
    E.I.D. - Parry (India), Ltd...............................  33,952  206,071
    eClerx Services, Ltd......................................   3,556   65,020
    Edelweiss Capital, Ltd....................................  62,230   46,865
   *Educomp Solutions, Ltd....................................  10,779   84,133
    Eicher Motors, Ltd........................................   4,651  138,549
    EIH, Ltd..................................................  45,901   99,720
    Electrosteel Casings, Ltd.................................  27,500   17,731
   *Emami, Ltd................................................   3,259   36,028
   *Engineers India, Ltd......................................   4,897   31,695
   *Era Infra Engineering, Ltd................................  11,342   42,839
    Escorts, Ltd..............................................  12,351   27,459
   *Essar Oil, Ltd............................................  89,148  234,586
   *Essar Shipping Ports & Logistics, Ltd.....................  20,068   41,639
   *Essar Shipping, Ltd.......................................  10,034   19,266
    Everest Kanto Cylinder, Ltd...............................  10,003   20,383
    Exide Industries, Ltd.....................................  33,529  117,951
    FAG Bearings (India), Ltd.................................   5,070  151,529
    Federal Bank, Ltd.........................................  53,973  519,279
   *Federal-Mogul Goetze (India), Ltd.........................   3,061   18,898
    Financial Technologies (India), Ltd.......................   9,938  181,288
    Finolex Cables, Ltd.......................................  50,719   51,897
    Finolex Industries, Ltd...................................  10,022   16,574
    GAIL India, Ltd...........................................  72,790  760,572
    Gammon India, Ltd.........................................  37,375   73,516
   *Gammon Infrastructure Projects, Ltd.......................  67,324   23,978
    Gateway Distriparks, Ltd..................................   2,423    7,500
    Geodesic, Ltd.............................................  29,058   42,448
    Gillette India, Ltd.......................................   1,800   91,692
    Gitanjali Gems, Ltd.......................................  19,770  137,858
    GlaxoSmithKline Consumer Healthcare, Ltd..................   4,173  227,461
   *GMR Infrastructure, Ltd................................... 199,265  137,745
    Godrej Consumer Products, Ltd.............................  21,028  207,374
    Godrej Industries, Ltd....................................  24,837  118,840
   *Gokul Refoils & Solvent, Ltd..............................  25,673   53,154
    Grasim Industries, Ltd....................................   7,413  368,006
    Great Eastern Shipping Co., Ltd...........................  25,938  157,844
    Great Offshore, Ltd.......................................  10,925   52,745
    Greaves Cotton, Ltd.......................................  31,220   64,042
    Gruh Finance, Ltd.........................................   2,190   21,548
    GTL, Ltd..................................................  14,958   25,352
    Gujarat Alkalies & Chemicals, Ltd.........................  17,941   62,520

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
INDIA -- (Continued)
    Gujarat Ambuja Exports, Ltd.............................  37,000 $   23,427
    Gujarat Fluorochemicals, Ltd............................  13,689    150,766
    Gujarat Gas Co., Ltd....................................  14,766    139,548
    Gujarat Mineral Development Corp., Ltd..................  13,253     47,765
    Gujarat Narmada Valley Fertilizers Co., Ltd.............  20,942     47,519
   *Gujarat NRE Coke, Ltd...................................  56,655     56,446
    Gujarat State Fertilizers & Chemicals, Ltd..............   7,210     65,324
    Gujarat State Petronet, Ltd.............................  35,884     82,668
   *GVK Power & Infrastructure, Ltd......................... 232,214     94,554
    H.E.G., Ltd.............................................   4,414     23,698
    HCL Infosystems, Ltd....................................  19,952     38,378
    HCL Technologies, Ltd...................................  31,062    341,317
    HDFC Bank, Ltd.......................................... 190,780  2,103,348
   *HeidelbergCement India, Ltd.............................  46,000     37,673
    Hero Honda Motors, Ltd. Series B........................  11,263    454,955
    Hexaware Technologies, Ltd.............................. 103,216    203,512
    Hikal, Ltd..............................................   3,700     25,701
   *Himachal Futuristic Communications, Ltd................. 164,489     58,147
    Himadri Chemicals & Industries, Ltd.....................  22,360     28,685
   *Hindalco Industries, Ltd................................ 319,720  1,215,377
    Hindustan Construction Co., Ltd.........................  73,046     50,296
    Hindustan Oil Exploration Co., Ltd......................   9,632     37,001
    Hindustan Petroleum Corp, Ltd...........................  17,704    153,239
    Hindustan Unilever, Ltd.................................  86,635    635,256
    Honeywell Automation India, Ltd.........................     950     59,471
    Hotel Leelaventure, Ltd.................................  32,878     34,011
   *Housing Development & Infrastructure, Ltd...............  52,736    169,808
    HT Media, Ltd...........................................  23,221     83,459
    ICICI Bank, Ltd. Sponsored ADR..........................  87,637  4,081,255
    ICSA (India), Ltd.......................................  10,219     21,174
    IDBI Bank, Ltd..........................................  63,321    183,882
   *Idea Cellular, Ltd...................................... 296,372    631,423
    IFCI, Ltd...............................................  19,524     19,878
    India Cements, Ltd......................................  58,880     92,788
    India Infoline, Ltd.....................................  25,448     47,622
    Indiabulls Financial Services, Ltd......................  58,328    239,000
   *Indiabulls Real Estate, Ltd............................. 108,781    245,036
    Indiabulls Securities, Ltd..............................  19,709      5,613
   *Indiabulls Wholesale Services, Ltd......................  13,597      3,200
    Indian Bank.............................................  29,130    148,295
    Indian Hotels Co., Ltd.................................. 115,055    197,055
   *Indian Overseas Bank....................................  29,485     92,916
    IndusInd Bank, Ltd......................................  75,477    462,045
    Info Edge (India), Ltd..................................   3,182     53,742
    Infosys, Ltd............................................  43,680  2,729,123
   *Infotech Enterprises, Ltd...............................  29,394     90,209
   *Infrastructure Development Finance Co., Ltd............. 231,902    659,983
   *ING Vysya Bank, Ltd.....................................  18,801    148,974
    IRB Infrastructure Developers, Ltd......................  22,259     87,290
   *Ispat Industries, Ltd................................... 112,747     45,779
   *IVRCL Assets & Holdings, Ltd............................   7,314      6,964
    IVRCL Infrastructures & Projects, Ltd................... 106,726    149,929
    Jagran Prakashan, Ltd...................................  18,216     46,754
   *Jai Balaji Industries, Ltd..............................  10,745     43,038
    Jain Irrigation Systems, Ltd............................  59,570    233,798
    Jaiprakash Associates, Ltd.............................. 227,815    342,700
   *Jaiprakash Power Ventures, Ltd..........................  79,739     77,347
    Jammu & Kashmir Bank, Ltd...............................  11,393    223,213
    JBF Industries, Ltd.....................................  12,775     43,837
   *Jet Airways (India), Ltd................................   5,856     59,215
   *Jindal Drilling & Industries, Ltd.......................   4,896     48,775

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
INDIA -- (Continued)
    Jindal Saw, Ltd...........................................  34,335 $118,382
   *Jindal South West Holdings, Ltd...........................   1,225   23,895
    Jindal Steel & Power, Ltd.................................  51,716  683,484
    JM Financial, Ltd.........................................  18,060    8,850
   *JSL Stainless, Ltd........................................  31,594   71,760
    JSW Energy, Ltd...........................................   5,895    8,984
   *JSW Steel, Ltd............................................  28,598  500,390
   *Jyothy Laboratories, Ltd..................................   5,217   27,773
   *Jyoti Structures, Ltd.....................................  19,766   37,585
    Kalpataru Power Transmission, Ltd.........................  15,370   44,790
    Karnataka Bank, Ltd.......................................  36,239   94,677
    Karur Vysya Bank, Ltd.....................................  19,107  177,593
    KEC International, Ltd....................................  21,580   38,734
    Kesoram Industries, Ltd...................................   9,270   30,975
   *Kirloskar Industries, Ltd.................................   1,618   10,638
   *Kirloskar Oil Engines, Ltd................................  46,392  132,316
   *Kotak Mahindra Bank, Ltd..................................  54,863  554,091
    KS Oils, Ltd..............................................  60,437   25,602
    Lakshmi Machine Works, Ltd................................   1,872   91,149
   *Lanco Infratech, Ltd...................................... 164,830   67,008
    Larsen & Toubro, Ltd......................................  19,838  773,549
   *LIC Housing Finance, Ltd.................................. 104,950  503,628
    Madhucon Projects, Ltd....................................  14,777   29,027
    Madras Cements, Ltd.......................................  31,000   64,626
   *Mahanagar Telephone Nigam, Ltd............................  59,242   63,099
    Maharashtra Seamless, Ltd.................................  10,924   92,287
   *Mahindra & Mahindra Financial Services, Ltd...............  12,057  173,151
    Mahindra Lifespace Developers, Ltd........................   8,446   67,196
    Mastek, Ltd...............................................   3,774    9,496
    McLeod Russel India, Ltd..................................  18,678  114,552
    Mercator Lines, Ltd.......................................  44,975   36,425
    Monnet Ispat, Ltd.........................................   9,869  110,707
    Monsanto India, Ltd.......................................     700   27,919
    Moser Baer (India), Ltd...................................  39,842   33,036
    Motherson Sumi Systems, Ltd...............................  29,476  152,839
   *Mphasis, Ltd..............................................  18,160  183,204
    MRF, Ltd..................................................     508   82,840
    Mundra Port & Special Economic Zone, Ltd..................  49,721  161,545
    Nagarjuna Construction Co., Ltd...........................  67,987  111,908
    Nagarjuna Fertilizers & Chemicals, Ltd....................  88,475   64,785
    National Aluminium Co., Ltd............................... 100,436  171,306
    Navneet Publications India, Ltd...........................  11,667   17,705
   *NHPC, Ltd................................................. 536,142  298,265
    NIIT, Ltd.................................................  53,023   66,066
    NTPC, Ltd................................................. 104,628  416,802
   *OMAXE, Ltd................................................  23,135   71,643
   *OnMobile Global, Ltd......................................  11,454   23,755
    Opto Circuits India, Ltd..................................  21,115  137,055
   *Oracle Financial Services Software, Ltd...................   5,151  246,088
   *Orbit Corp., Ltd..........................................  14,578   12,759
    Orient Paper & Industries, Ltd............................  45,993   61,061
    Oriental Bank of Commerce.................................  18,908  149,901
   *Oswal Chemical & Fertilizers, Ltd.........................   5,975   12,249
   *Parsvnath Developers, Ltd.................................  36,062   37,887
   *Patel Engineering, Ltd....................................   5,663   17,345
    Patni Computer Systems, Ltd...............................  21,614  158,768
    Peninsula Land, Ltd.......................................  20,538   23,867
    Petronet LNG, Ltd......................................... 108,198  420,931
   *Phoenix Mills, Ltd........................................   1,509    7,221
    Pidilite Industries, Ltd..................................  41,045  160,381
    Power Finance Corp., Ltd..................................  47,919  199,944

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
INDIA -- (Continued)
    Power Grid Corp. of India, Ltd.......................... 156,559 $  371,593
   *Praj Industries, Ltd....................................  16,862     31,671
    Prism Cement, Ltd.......................................     712        738
    Proctor & Gamble Hygiene & Health Care, Ltd.............     199      8,702
    PTC India, Ltd..........................................  62,542    109,524
    Punj Lloyd, Ltd.........................................  38,708     61,552
    Punjab National Bank....................................   2,000     50,801
    Rajesh Exports, Ltd.....................................  18,046     44,897
    Rallis India, Ltd.......................................  17,790     65,450
    Raymond, Ltd............................................  12,354    105,990
    Redington India, Ltd....................................  54,905    120,228
    REI Agro, Ltd........................................... 206,220    135,757
   *Reliance Broadcast Network, Ltd.........................   4,064      7,809
    Reliance Capital, Ltd...................................  32,352    420,326
   *Reliance Energy, Ltd....................................  25,415    310,447
    Reliance Industries, Ltd................................ 137,479  2,570,325
   *Reliance Industries, Ltd. Sponsored GDR.................  43,635  1,648,967
   *Reliance MediaWorks, Ltd................................   4,064     10,678
   *Reliance Power, Ltd..................................... 177,418    448,162
    Rolta India, Ltd........................................  38,036     99,455
    Ruchi Soya Industries, Ltd..............................  55,585    123,078
   *Rural Electrification Corp., Ltd........................  56,367    267,095
   *S.Kumars Nationwide, Ltd................................  58,494     73,072
   *Sadbhav Engineering, Ltd................................   2,372      7,646
   *Satyam Computer Services, Ltd...........................  95,377    181,594
    Sesa Goa, Ltd...........................................  78,362    486,323
    Shipping Corp. of India, Ltd............................  27,369     62,639
    Shiv-Vani Oil & Gas Exploration Services, Ltd...........   5,277     25,519
    Shoppers Stop, Ltd......................................   7,526     66,860
    Shree Cement, Ltd.......................................   3,173    126,165
   *Shree Renuka Sugars, Ltd................................  85,118    134,960
    Shriram Transport Finance Co., Ltd......................  22,434    324,405
   *Sintex Industries, Ltd..................................  38,248    151,838
    SKF India, Ltd..........................................   4,768     70,813
    Sobha Developers, Ltd...................................   7,686     45,134
    South Indian Bank, Ltd.................................. 217,896    115,557
    SREI Infrastructure Finance, Ltd........................  38,206     40,377
    SRF, Ltd................................................   8,196     58,816
    State Bank of Bikaner & Jaipur..........................     297      3,223
    State Bank of India.....................................   9,000    476,109
    Steel Authority of India, Ltd...........................  77,975    222,632
    Sterling Biotech, Ltd...................................  30,729     58,332
   *Sterlite Industries (India), Ltd. ADR...................  66,609    983,815
   *Sterlite Industries (India), Ltd. Series A..............  86,542    313,686
    Sterlite Technologies, Ltd..............................  57,740     65,304
    Sun TV Network, Ltd.....................................   8,379     60,973
    Sundaram Finance, Ltd...................................     192      2,473
    Supreme Industries, Ltd.................................  20,325     96,754
   *Suzlon Energy, Ltd...................................... 184,612    218,630
    Syndicate Bank..........................................  74,170    200,818
    Tanla Solutions, Ltd....................................  28,638      9,262
    Tata Chemicals, Ltd.....................................  21,979    176,827
   *Tata Communications, Ltd. ADR...........................  10,600    106,000
    Tata Consultancy Services, Ltd..........................  32,223    827,184
    Tata Elxsi, Ltd.........................................   7,107     37,798
    Tata Investment Corp., Ltd..............................   8,434     91,205
    Tata Motors, Ltd........................................  38,661    827,274
    Tata Motors, Ltd. Sponsored ADR.........................   7,900    169,218
    Tata Power Co., Ltd.....................................  13,709    397,992
    Tata Steel, Ltd.........................................  88,384  1,126,452
    Tata Tea, Ltd........................................... 124,787    299,402

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
INDIA -- (Continued)
   *Tata Teleservices Maharashtra, Ltd..................    127,583 $    63,716
    Tech Mahindra, Ltd..................................      9,919     173,484
   *Teledata Marine Solutions, Ltd......................     27,764      21,519
   *Texmaco Rail & Engineering, Ltd.....................      8,000      16,646
    Texmaco, Ltd........................................      8,000       5,857
    Thermax India, Ltd..................................      6,251      80,630
    Thomas Cook India, Ltd..............................     30,553      33,532
    Time Technoplast, Ltd...............................      6,067       9,416
   *Timken India, Ltd...................................      2,794      14,585
    Titan Industries, Ltd...............................     66,460     342,733
    Torrent Power, Ltd..................................     33,009     178,163
    Trent, Ltd..........................................      2,640      72,447
   *Trent, Ltd. Series A................................        586      15,409
   *Trent, Ltd. Series B................................        586      14,852
    Triveni Engineering & Industries, Ltd...............     33,780      25,735
   *Triveni Turbine, Ltd................................     33,780      40,392
    Tube Investments of India, Ltd......................     25,855      92,902
   *Tulip IT Services, Ltd..............................     21,586      76,189
   *TV18 Broadcast, Ltd.................................      4,151       6,606
    TVS Motor Co., Ltd..................................     40,140      44,715
   *UCO Bank............................................     64,006     122,604
    Uflex, Ltd..........................................      4,653      22,011
   *Ultratech Cement, Ltd...............................     14,546     338,487
    Union Bank of India, Ltd............................     31,491     205,833
    Unitech, Ltd........................................    162,375     112,519
    United Phosphorus, Ltd..............................     80,226     300,768
    Usha Martin, Ltd....................................     58,390      58,803
   *UTV Software Communications, Ltd....................      2,601      56,523
    Varun Shipping Co., Ltd.............................     22,468      11,985
    Videocon Industries, Ltd............................     25,269     107,282
   *Videsh Sanchar Nigam, Ltd...........................      6,785      34,103
    Vijaya Bank, Ltd....................................     53,502      76,529
    VIP Industries, Ltd.................................      1,699      31,094
    Voltas, Ltd.........................................     25,774      80,362
    WABCO-TVS (India), Ltd..............................      2,662      76,504
    Welspun Corp., Ltd..................................     26,959      90,883
    Wipro, Ltd..........................................     44,837     394,974
   *Wire & Wireless India, Ltd..........................     72,667      13,948
    Yes Bank, Ltd.......................................     31,567     221,246
    Zee Entertainment Enterprises, Ltd..................    136,024     403,995
   *Zee Learn, Ltd......................................     18,459       8,914
    Zuari Industries, Ltd...............................      3,250      48,916
                                                                    -----------
TOTAL INDIA.............................................             64,960,314
                                                                    -----------
INDONESIA -- (3.2%)
    PT Adaro Energy Tbk.................................  2,581,000     800,278
   *PT Adhi Karya Tbk...................................     50,000       4,168
    PT AKR Corporindo Tbk...............................    458,500     164,365
   *PT Aneka Tambang Tbk................................  1,218,000     285,915
    PT Asahimas Flat Glass Tbk..........................      2,000       2,116
    PT Astra Agro Lestari Tbk...........................    102,000     281,275
    PT Astra International Tbk..........................    197,000   1,631,805
   *PT Bakrie & Brothers Tbk............................ 15,341,000     124,111
    PT Bakrie Sumatera Plantations Tbk..................  3,671,500     187,189
   *PT Bakrie Telecom Tbk...............................  6,622,000     280,045
   *PT Bakrieland Development Tbk.......................  9,278,250     183,885
    PT Bank Bukopin Tbk.................................    864,500      85,318
    PT Bank Central Asia Tbk............................    961,500     936,483
    PT Bank Danamon Indonesia Tbk.......................  1,108,441     709,569
    PT Bank Mandiri Tbk.................................  1,601,472   1,475,304
    PT Bank Negara Indonesia Persero Tbk................  1,162,000     606,880

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
INDONESIA -- (Continued)
   *PT Bank Pan Indonesia Tbk............................ 4,616,500 $  520,233
    PT Bank Rakyat Indonesia Persero Tbk................. 1,945,500  1,574,808
   *PT Bank Tabungan Pensiunan Nasional Tbk..............   477,000    212,086
   *PT Barito Pacific Tbk................................ 1,058,500    125,688
    PT Bayan Resources Tbk...............................    46,500    127,364
   *PT Berlian Laju Tanker Tbk........................... 3,940,666    136,699
   *PT Bhakti Investama Tbk.............................. 5,754,700    175,499
    PT Bisi International Tbk............................   521,500     88,839
    PT Bumi Resources Tbk................................ 4,054,500  1,447,414
   *PT Bumi Serpong Damai Tbk............................ 1,164,500    139,280
   *PT Central Proteinaprima Tbk......................... 5,740,500     35,783
    PT Charoen Pokphand Indonesia Tbk.................... 1,841,015    588,786
   *PT Ciputra Development Tbk........................... 2,203,000    142,370
   *PT Ciputra Surya Tbk.................................   204,000     22,032
    PT Citra Marga Nusaphala Persada Tbk.................   190,000     32,999
    PT Clipan Finance Indonesia Tbk......................   115,000     10,392
   *PT Darma Henwa Tbk................................... 3,026,500     41,913
   *PT Delta Dunia Makmur Tbk............................   950,000    109,257
   *PT Energi Mega Persada Tbk........................... 7,540,000    225,064
    PT Gajah Tunggal Tbk.................................   408,000    156,640
    PT Global Mediacom Tbk............................... 1,968,000    201,336
    PT Gozco Plantations Tbk............................. 1,330,500     58,604
    PT Hexindo Adiperkasa Tbk............................   113,000    106,885
   *PT Holcim Indonesia Tbk..............................   695,500    169,299
   *PT Indah Kiat Pulp & Paper Corp. Tbk................. 1,009,500    151,897
    PT Indika Energy Tbk.................................   309,500    135,142
    PT Indo Tambangraya Megah Tbk........................    58,000    343,629
    PT Indocement Tunggal Prakarsa Tbk...................   242,500    440,227
    PT Indofood Sukses Makmur Tbk........................ 1,857,500  1,383,728
    PT Indosat Tbk.......................................    19,000     12,141
   *PT Indosat Tbk ADR...................................     5,346    173,852
   *PT Inovisi Infracom Tbk..............................     2,000      2,032
    PT International Nickel Indonesia Tbk................   862,500    429,698
   *PT Intiland Development Tbk..........................   970,000     37,056
    PT Japfa Comfeed Indonesia Tbk.......................   318,500    198,020
   *PT Jasa Marga Tbk....................................   548,000    255,708
   *PT Kawasan Industri Jababeka Tbk..................... 4,167,000     90,146
    PT Lippo Karawaci Tbk................................ 6,810,937    623,328
    PT Matahari Putra Prima Tbk.......................... 1,400,000    201,010
    PT Mayorah Indah Tbk.................................   128,000    254,622
    PT Medco Energi Internasional Tbk....................   834,500    244,757
    PT Media Nusantara Citra Tbk......................... 1,084,500    136,193
   *PT Mitra Adiperkasa Tbk..............................   469,500    254,920
   *PT Mitra International Resources Tbk................. 1,680,500     31,624
   *PT Pakuwon Jati Tbk..................................   701,000     74,033
   *PT Panin Financial Tbk............................... 4,390,000     87,221
   *PT Panin Insurance Tbk............................... 1,516,000    108,729
    PT Perusahaan Gas Negara Tbk......................... 1,079,500    503,754
    PT Perusahaan Perkebunan London Sumatra Indonesia
      Tbk................................................ 1,342,500    370,225
   *PT Polychem Indonesia Tbk............................   720,000     71,893
    PT Ramayana Lestari Sentosa Tbk...................... 1,706,000    168,157
   *PT Resource Alam Indonesia Tbk.......................    71,500     57,647
   *PT Sampoerna Agro Tbk................................   196,000     83,932
    PT Semen Gresik Persero Tbk..........................   516,000    572,422
   *PT Sentul City Tbk................................... 3,639,500     82,055
    PT Sinar Mas Agro Resources & Technology Tbk.........    36,000     30,046
    PT Summarecon Agung Tbk.............................. 2,179,332    327,738
   *PT Suryainti Permata Tbk............................. 1,280,000     13,398
    PT Tambang Batubara Bukit Asam Tbk...................   118,121    295,538
    PT Telekomunikasi Indonesia Tbk Sponsored ADR........    37,266  1,300,583
   *PT Tiga Pilar Sejahtera Food Tbk.....................   165,500     14,812

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDONESIA -- (Continued)
    PT Timah Tbk.........................................   820,000 $   235,476
    PT Trada Maritime Tbk................................   660,500      45,732
   *PT Truba Alam Manunggal Engineering Tbk.............. 3,328,000      23,852
    PT Tunas Baru Lampung Tbk............................   399,500      35,123
    PT Tunas Ridean Tbk.................................. 1,080,000      92,716
    PT Unilever Indonesia Tbk............................   112,500     206,306
    PT United Tractors Tbk...............................   199,295     639,260
    PT Wijaya Karya Tbk.................................. 1,163,500      92,796
                                                                    -----------
TOTAL INDONESIA..........................................            25,141,150
                                                                    -----------
ISRAEL -- (0.0%)
    Delta-Galil Industries, Ltd..........................         1           4
   *Electra Real Estate, Ltd.............................         1           5
    Formula Systems, Ltd.................................         1          16
   *Formula Vision Technologies, Ltd.....................         1          --
   *Makhteshim-Agan Industries, Ltd......................        --           2
    Mivtach Shamir Holdings, Ltd.........................     1,647      54,342
   *Naphtha Israel Petroleum Corp., Ltd..................         1           3
    Osem Investments, Ltd................................         1          15
    Super-Sol, Ltd. Series B.............................        --           2
                                                                    -----------
TOTAL ISRAEL.............................................                54,389
                                                                    -----------
MALAYSIA -- (3.0%)
    Aeon Co. Berhad......................................    44,600     111,415
    Affin Holdings Berhad................................   135,200     154,907
    Airasia Berhad.......................................   375,500     496,707
    Alliance Financial Group Berhad......................   317,900     397,444
    AMMB Holdings Berhad.................................   462,075   1,009,948
    Amway (Malaysia) Holdings Berhad.....................    24,800      78,436
    Ann Joo Resources Berhad.............................    63,000      63,505
    APM Automotive Holdings Berhad.......................     2,900       4,876
   *Asia Pacific Land Berhad.............................   220,000      30,022
    Axiata Group Berhad..................................   376,850     647,008
    Bandar Raya Developments Berhad......................   100,000      66,999
    Batu Kawan Berhad....................................    68,100     375,943
    Berjaya Corp. Berhad.................................   634,900     254,073
    Bimb Holdings Berhad.................................   141,200     104,580
    Bolton Berhad........................................   105,000      37,090
    Bursa Malaysia Berhad................................    46,800     121,493
   *CB Industrial Product Holding Berhad.................     7,770      10,646
    Chemical Co. of Malaysia Berhad......................    55,900      30,741
    CIMB Group Holdings Berhad...........................   465,600   1,295,869
    Coastal Contracts Berhad.............................    56,722      47,417
    Dayang Enterprise Holdings Berhad....................    19,600      13,191
    Dialog Group Berhad..................................   198,425     180,981
    DiGi.Com Berhad......................................    31,600     321,004
    DRB-Hicom Berhad.....................................   302,300     228,109
    Eastern & Oriental Berhad............................   102,600      53,817
    ECM Libra Avenue Berhad..............................   285,602      86,144
    EON Capital Berhad...................................   141,200     121,863
    Esso Malaysia Berhad.................................    54,900      91,146
    Evergreen Fibreboard Berhad..........................    40,000      15,642
    Faber Group Berhad...................................    67,100      44,937
    Far East Holdings Berhad.............................    14,000      33,423
    Fraser & Neave Holdings Berhad.......................    28,500     185,323
    Gamuda Berhad........................................   401,600     499,434
    Genting Plantations Berhad...........................    65,600     174,193
    Globetronics Technology Berhad.......................   103,700      34,984
    Glomac Berhad........................................    19,900      11,922
   *Green Packet Berhad..................................   190,900      45,604
    GuocoLand (Malaysia) Berhad..........................    50,000      18,162

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
MALAYSIA -- (Continued)
    Hai-O Enterprise Berhad.................................  39,400 $   27,423
    Hap Seng Consolidated Berhad............................ 254,520    132,957
    Hap Seng Plantations Holdings Berhad....................  39,800     36,565
    Hock Seng Lee Berhad....................................  86,700     45,853
    Hong Leong Bank Berhad..................................  73,500    330,146
    Hong Leong Financial Group Berhad.......................  58,700    259,008
    Hong Leong Industries Berhad............................  54,300     72,650
    Hunza Properties Berhad.................................  55,900     30,822
    Hwang-DBS (Malaysia) Berhad.............................  30,600     25,643
    IGB Corp. Berhad........................................ 514,090    363,609
    IJM Corp. Berhad........................................ 380,210    806,942
    IJM Land Berhad......................................... 173,900    161,654
    IJM Plantations Berhad..................................  65,600     60,398
   *Insas Berhad............................................  72,072     12,251
    IOI Corp. Berhad........................................ 314,805    546,132
   *Jaks Resources Berhad................................... 211,500     49,785
   *K & N Kenanga Holdings Berhad...........................  81,000     20,037
   *Karambunai Corp. Berhad................................. 252,900     14,501
    Keck Seng (Malaysia) Berhad.............................  84,300    119,617
    KFC Holdings (Malaysia) Berhad.......................... 103,200    136,727
    Kian Joo Can Factory Berhad............................. 146,500    105,203
    Kim Loong Resources Berhad..............................  60,020     45,496
    Kinsteel Berhad......................................... 220,500     51,599
    KNM Group Berhad........................................ 347,487    212,976
    Kuala Lumpur Kepong Berhad..............................  51,350    375,919
    Kulim Malaysia Berhad................................... 181,200    224,448
   *Kumpulan Europlus Berhad................................  36,100     13,610
   *Kurnia Asia Berhad...................................... 314,800     57,175
    Lafarge Malayan Cement Berhad........................... 102,660    254,629
   *Landmarks Berhad........................................  59,300     27,322
    Lingkaran Trans Kota Holdings Berhad.................... 106,800    134,383
   *Lingui Development Berhad...............................   4,000      2,387
    Lion Industries Corp. Berhad............................ 141,000     79,194
   *Mah Sing Group Berhad...................................  51,000     40,520
    Malayan Banking Berhad.................................. 480,177  1,415,355
    Malaysia Airports Holdings Berhad.......................  61,800    135,108
   *Malaysian Airlines System Berhad........................ 201,434    100,228
    Malaysian Bulk Carriers Berhad.......................... 102,125     75,677
   *Malaysian Pacific Industries Berhad.....................  20,363     28,711
    Malaysian Resources Corp. Berhad........................ 432,500    370,620
    Maxis Berhad............................................ 172,700    319,811
    MBM Resources Berhad....................................   6,900      7,368
    Media Prima Berhad...................................... 153,000    151,353
    Mega First Corp. Berhad.................................  46,000     26,069
   *MK Land Holdings Berhad.................................  31,600      3,667
    MMC Corp. Berhad........................................ 262,300    237,944
   *MNRB Holdings Berhad....................................  66,900     64,236
    Mudajaya Group Berhad...................................  44,266     47,795
    Muhibbah Engineering Berhad............................. 103,500     42,378
   *Mulpha International Berhad............................. 888,400    145,017
    Naim Holdings Berhad....................................  75,900     57,001
    NCB Holdings Berhad.....................................   5,000      6,499
    Nestle (Malaysia) Berhad................................  17,000    270,130
    NTPM Holdings Berhad....................................  75,000     13,528
    Oriental Holdings Berhad................................  52,800     89,115
    OSK Holdings Berhad..................................... 190,875     96,886
    Panasonic Manufacturing Malaysia Berhad.................  19,300    158,501
    Parkson Holdings Berhad.................................  92,730    181,851
    Pelikan International Corp. Berhad......................  28,500      9,592
   *Perisai Petroleum Teknologi Berhad......................  67,600     17,882
    PJ Development Holdings Berhad.......................... 204,900     51,705

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
MALAYSIA -- (Continued)
    Plus Expressways Berhad..............................   149,600 $   219,414
    POS Malaysia Berhad..................................    90,400      97,037
    PPB Group Berhad.....................................   100,300     586,165
    Press Metal Berhad...................................    28,100      20,408
    Proton Holdings Berhad...............................   133,900     143,523
    Puncak Niaga Holding Berhad..........................    71,400      37,811
    QL Resources Berhad..................................    91,200      97,645
    QSR Brands Berhad....................................    28,000      60,657
   *Ramunia Holdings Berhad..............................   156,777      22,674
    RHB Capital Berhad...................................    97,831     300,152
    Salcon Berhad........................................   180,500      32,860
    SapuraCrest Petroleum Berhad.........................    41,900      62,901
    Sarawak Oil Palms Berhad.............................    75,400     109,384
    Selangor Dredging Berhad.............................   190,000      48,305
    Selangor Properties Berhad...........................     9,200      11,033
    Shangri-La Hotels (Malaysia) Berhad..................   104,400      95,119
    Shell Refining Co. Federation of Malaysia Berhad.....    68,200     236,773
    SHL Consolidated Berhad..............................    98,500      46,117
    SP Setia Berhad......................................   214,575     281,858
    Star Publications (Malaysia) Berhad..................    98,200     111,690
    Subur Tiasa Holdings Berhad..........................    73,815      63,670
    Supermax Corp. Berhad................................    50,875      62,877
    Ta Ann Holdings Berhad...............................    60,691     114,857
   *TA Enterprise Berhad.................................   440,300     100,062
   *TA Global Berhad.....................................   264,180      32,017
    Tan Chong Motor Holdings Berhad......................   119,300     196,798
    TDM Berhad...........................................    20,100      21,365
   *Tebrau Teguh Berhad..................................   190,200      45,343
    Telekom Malaysia Berhad..............................   247,900     338,356
    Tenaga Nasional Berhad...............................   264,600     546,285
    TH Plantations Berhad................................    33,500      24,250
   *Time Dotcom Berhad...................................   458,200     108,044
    Top Glove Corp. Berhad...............................    81,800     148,580
    Tradewinds (Malaysia) Berhad.........................     3,700      11,972
    TSH Resources Berhad.................................       200         212
    Uchi Technologies Berhad.............................    54,000      23,857
   *UEM Land Holdings Berhad.............................   107,264      93,860
    UMW Holdings Berhad..................................   147,700     367,674
    Unico-Desa Plantations Berhad........................   285,440      99,976
    Unisem (Malaysia) Berhad.............................   154,830      72,510
    United Malacca Rubber Estates Berhad.................    37,800      89,473
    United Plantations Berhad............................    37,900     263,358
    VS Industry Berhad...................................    60,945      31,872
    Wah Seong Corp. Berhad...............................   163,602     126,627
    WCT Berhad...........................................   148,700     153,646
    WTK Holdings Berhad..................................   155,500      94,173
    YTL Cement Berhad....................................     7,200      12,692
    YTL Corp. Berhad..................................... 1,282,190     604,037
    YTL e-Solutions Berhad...............................    60,500      18,493
   *YTL Land & Development Berhad........................    61,900      31,049
    YTL Power International Berhad.......................   305,973     201,839
    Yu Neh Huat Berhad...................................   120,299      78,167
   *Zelan Berhad.........................................   190,800      24,390
                                                                    -----------
TOTAL MALAYSIA...........................................            23,324,513
                                                                    -----------
MEXICO -- (4.4%)
    Alfa S.A.B. de C.V. Series A.........................   133,800   1,960,723
    Alsea de Mexico S.A.B. de C.V........................   148,200     168,563
    America Movil S.A.B. de C.V. Series L ADR............   204,038   5,264,180
   #Arca Continental SAB de C.V..........................   386,020   2,137,742
   *Axtel S.A.B. de C.V..................................   151,560      88,452

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
MEXICO -- (Continued)
   #Bolsa Mexicana de Valores S.A. de C.V................    82,694 $   162,749
   *Carso Infraestructura y Construccion S.A.B. de C.V...   231,490     141,017
   *Cemex S.A.B. de C.V. Sponsored ADR...................   277,070   1,950,573
   *Cia Minera Autlan S.A.B. de C.V......................    21,700      35,331
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.........     7,604     732,265
   #Compartamos S.A.B. de C.V............................   228,900     411,881
    Consorcio ARA S.A.B. de C.V..........................   329,200     172,772
   *Controladora Comercial Mexicana S.A.B. de C.V.
     Series B............................................    27,455      46,782
   *Corporacion GEO S.A.B. de C.V. Series B..............   216,100     432,852
    Corporacion Moctezuma S.A.B. de C.V..................   129,800     320,704
   *Desarrolladora Homex S.A.B. de C.V...................   107,500     467,833
    El Puerto de Liverpool S.A.B. de C.V.................    17,935     145,163
   *Empresas ICA S.A.B. de C.V. Sponsored ADR............    60,900     493,899
   *Financiera Independencia S.A.B de C.V................    31,047      25,923
   *Gruma S.A.B. de C.V. Series B........................    81,000     172,182
    Grupo Aeroportuario del Centro Norte, S.A.B. de C.V..    49,000      99,484
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR..    22,800     933,432
    Grupo Aeroportuario del Sureste S.A.B. de C.V........    82,700     493,003
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR...     4,000     238,480
    Grupo Carso S.A.B. de C.V. Series A-1................   142,497     398,209
   #Grupo Elektra S.A. de C.V............................     9,459     685,008
   *Grupo Famsa S.A.B. de C.V............................    62,121      82,300
    Grupo Financiero Banorte S.A.B. de C.V...............   473,333   2,072,820
    Grupo Financiero Inbursa S.A.B. de C.V. Series O.....   191,300     899,675
    Grupo Herdez S.A.B. de C.V...........................    55,419     118,985
    Grupo Industrial Bimbo S.A.B. de C.V. Series A.......   355,044     853,330
    Grupo Mexico S.A.B. de C.V. Series B.................   437,999   1,615,819
   *Grupo Simec S.A. de C.V..............................    56,100     137,080
    Grupo Televisa S.A. de C.V. Sponsored ADR............    99,000   2,196,810
   *Impulsora del Desarrollo y El Empleo en America
     Latina S.A.B. de C.V................................   245,400     447,425
    Industrias Bachoco S.A.B. de C.V. Series B...........     2,553       5,003
   *Industrias CH S.A.B. de C.V. Series B................   102,800     364,350
   #Industrias Penoles S.A.B. de C.V.....................    14,960     644,804
  #*Inmuebles Carso S.A.B. de C.V........................   125,400     120,621
    Kimberly Clark de Mexico S.A.B. de C.V. Series A.....   118,900     739,497
  #*Megacable Holdings S.A.B. de C.V.....................    16,989      40,528
    Mexichem S.A.B. de C.V...............................   182,201     790,909
   *Minera Frisco S.A.B. de C.V..........................   123,800     622,096
   #Organizacion Soriana S.A.B. de C.V. Series B.........   293,131     824,152
   *Promotora y Operadora de Infraestructura S.A. de C.V.    86,500     432,231
   #Telefonos de Mexico S.A.B. de C.V. Sponsored ADR.....    30,100     486,416
    TV Azteca S.A.B. de C.V..............................   426,893     320,789
   *Urbi Desarrollos Urbanos S.A.B. de C.V...............   152,404     336,950
   #Wal-Mart de Mexico S.A.B. de C.V. Series V...........   613,260   1,693,384
                                                                    -----------
TOTAL MEXICO.............................................            34,025,176
                                                                    -----------
PERU -- (0.2%)
    Cia de Minas Buenaventura S.A. ADR...................    22,900     937,526
    Credicorp, Ltd.......................................     5,317     519,471
                                                                    -----------
TOTAL PERU...............................................             1,456,997
                                                                    -----------
PHILIPPINES -- (1.1%)
    Aboitiz Equity Ventures, Inc.........................   568,400     565,183
    Aboitiz Power Corp...................................   223,800     172,519
   *Atlas Consolidated Mining & Development Corp.........   144,200      80,716
    Ayala Corp. Series A.................................    59,841     463,335
    Ayala Land, Inc...................................... 1,084,660     433,403
    Banco de Oro Unibank, Inc............................   220,880     335,172
    Bank of the Philippine Islands.......................   279,942     396,635
   *Belle Corp...........................................   747,000      83,635
    China Banking Corp...................................    18,940     185,592

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
PHILIPPINES -- (Continued)
    DMCI Holdings, Inc....................................   171,100 $  182,734
    Energy Development Corp............................... 1,672,500    269,580
   *Fil-Estate Land, Inc..................................   685,000     47,234
    Filinvest Land, Inc................................... 5,730,000    176,633
   *First Gen Corp........................................   209,100     74,284
    First Philippines Holdings Corp.......................   139,500    204,521
    Globe Telecom, Inc....................................     7,180    163,341
    International Container Terminal Services, Inc........   155,000    200,607
   *JG Summit Holdings, Inc...............................    90,100     55,673
    Jollibee Foods Corp...................................   106,400    219,581
   *Lopez Holdings Corp................................... 1,156,200    159,057
    Macroasia Corp........................................   379,000     30,192
    Manila Electric Co....................................    33,170    219,555
    Manila Water Co, Inc..................................   259,900    121,792
    Megaworld Corp........................................ 5,234,000    272,035
    Metro Bank & Trust Co.................................   279,035    509,271
   *Metro Pacific Investments Corp........................   632,000     54,059
   #Philippine Long Distance Telephone Co. Sponsored ADR..     5,300    299,980
   *Philippine National Bank..............................   116,100    162,431
    Philippine Stock Exchange, Inc........................    11,200     66,557
    Rizal Commercial Banking Corp.........................   205,000    138,877
    Robinson's Land Corp. Series B........................   744,000    234,465
    Security Bank Corp....................................    48,400    124,641
    Semirara Mining Corp..................................    34,070    182,370
    SM Development Corp................................... 1,056,430    201,703
    SM Investments Corp...................................    28,820    371,435
    SM Prime Holdings, Inc................................   619,300    169,567
   *Southeast Asia Cement Holdings, Inc...................   766,000     28,751
    Union Bank of Philippines.............................    56,000     83,680
    Universal Robina Corp.................................   335,800    377,353
    Vista Land & Lifescapes, Inc.......................... 1,700,000    139,230
                                                                     ----------
TOTAL PHILIPPINES.........................................            8,257,379
                                                                     ----------
POLAND -- (1.7%)
    Agora SA..............................................    24,788    142,278
    Amica Wronki SA.......................................       956     11,251
   *AmRest Holdings SA....................................     3,908    107,452
    Apator SA.............................................     3,142     21,337
    Asseco Poland SA......................................    31,562    541,165
    Bank Handlowy w Warszawie SA..........................     7,260    214,401
    Bank Millennium SA....................................   132,225    252,770
    Bank Pekao SA.........................................    13,728    784,721
   *Barlinek SA...........................................    27,167     26,258
   *Boryszew SA...........................................   387,270    122,133
   *BRE Bank SA...........................................     2,645    301,817
    Budimex SA............................................     2,810     82,554
   *Cersanit-Krasnystaw SA................................    27,669     79,566
   *Ciech SA..............................................    14,079     98,458
   *Cinema City International NV..........................     1,500     17,445
    Cyfrowy Polsat SA.....................................     3,165     18,303
    Debica SA.............................................     3,243     55,869
    Dom Development SA....................................       500      8,119
   *Dom Maklerski IDM SA..................................    41,658     36,539
   *Echo Investment SA....................................   126,475    207,554
    Elektrobudowa SA......................................       467     24,869
    Emperia Holding SA....................................     2,921    109,068
   *Enea SA...............................................    31,875    215,550
    Eurocash SA...........................................    17,031    166,384
    Fabryki Mebli Forte SA................................     3,346     11,166
   *Ferrum SA.............................................     5,057     21,834
   *Gant Development SA...................................     1,956      7,800

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
POLAND -- (Continued)
   *Getin Holding SA.......................................  69,143 $   280,995
    Grupa Kety SA..........................................   4,554     189,747
   *Grupa Lotos SA.........................................  25,338     347,200
   *Hydrobudowa Polska SA..................................  24,000      14,537
    Impexmetal SA..........................................   4,864       8,280
    ING Bank Slaski SA.....................................     392     119,742
   *Inter Cars SA..........................................   1,986      61,885
   *JW Construction Holding SA.............................   2,549      12,414
   *Kernel Holding SA......................................   9,985     262,499
   *KGHM Polska Miedz SA...................................  16,475   1,127,579
    Kredyt Bank SA.........................................  19,668     121,466
   *LC Corp. SA............................................  70,886      30,298
    LPP SA.................................................     181     145,000
   *MCI Management SA......................................   5,500      13,697
   *MNI SA.................................................  38,209      38,238
   *Mondi Packaging Paper Swiecie SA.......................   3,588     102,592
   *Mostostal Siedlce SA................................... 153,762     159,559
    Mostostal Warszawa SA..................................     469       5,006
   *Mostostal Zabrze Holding SA............................  37,011      29,312
   *Multimedia Polska SA...................................  23,093      77,196
   *Netia Holdings SA......................................  82,164     171,169
    NFI Empik Media & Fashion SA...........................   1,018       5,648
    NG2 SA.................................................   4,189      84,263
   *Noble Bank SA..........................................  16,060      36,465
   *Optimus SA.............................................  11,528      28,031
   *Orbis SA...............................................  13,009     163,326
   *PBG SA.................................................   1,937      97,332
    Pekaes SA..............................................   6,215      13,196
   *Petrolinvest SA........................................  12,396      31,300
   *PGE SA.................................................  98,888     823,901
   *Polish Energy Partners SA..............................   4,320      43,579
    Polnord SA.............................................   4,198      32,672
   *Polski Koncern Miesny Duda SA..........................  25,000      10,666
   *Polski Koncern Naftowy Orlen SA........................ 109,418   1,833,980
    Polskie Gornictwo Naftowe I Gazownictwo SA............. 245,781     374,388
    Powszechna Kasa Oszczednosci Bank Polski SA............  63,680     938,564
   *Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA.......  19,367     153,048
    Raciborska Fabryka Kotlow SA...........................  19,468      86,504
   *Stalexport SA..........................................  75,249      28,600
    Stalprodukt SA.........................................     606      66,917
   *Sygnity SA.............................................   1,642      12,590
    Synthos SA............................................. 178,348     367,712
    Telekomunikacja Polska SA..............................  99,521     622,930
   *Trakcja Polska SA......................................  39,687      38,371
    TVN SA.................................................  32,365     196,141
    Zaklady Azotowe Pulawy SA..............................   4,200     159,400
   *Zaklady Azotowe w Tarnowie-Moscicach SA................   2,479      26,680
   *Zaklady Azotowe w Tarnowie-Moscicach SA Allotment
     Certificates..........................................   1,584      17,062
   *Zaklady Chemiczne Police SA............................   7,831      32,013
    Zelmer SA..............................................   2,897      40,473
                                                                    -----------
TOTAL POLAND...............................................          13,370,824
                                                                    -----------
RUSSIA -- (4.4%)
   *Evraz Group SA GDR.....................................  31,168   1,037,889
    Federal Hydrogenerating Co. ADR........................ 234,811   1,169,428
   *Gazprom OAO Sponsored ADR.............................. 958,032  13,709,116
    Gazpromneft JSC Sponsored ADR..........................  16,137     406,100
    Globaltrans Investment P.L.C. Sponsored GDR............  10,762     195,626
   *Integra Group Holdings GDR.............................  34,189     107,734
    Lukoil OAO Sponsored ADR...............................  92,719   6,165,663
    Magnitogorsk Iron & Steel Works Sponsored GDR..........  28,026     310,034

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
RUSSIA -- (Continued)
   *MMC Norilsk Nickel JSC ADR.............................  91,231 $ 2,430,957
    Novolipetsk Steel OJSC GDR.............................   9,511     354,581
   *Novorossiysk Sea Trade Port GDR........................   8,884      75,051
   *PIK Group GDR..........................................  28,048     108,440
   *Polymetal JSC GDR......................................  15,014     310,793
    Rosneft Oil Co. GDR.................................... 182,448   1,548,362
    Severstal OAO GDR......................................  39,124     755,984
   *Surgutneftegas Sponsonsored ADR........................ 136,237   1,374,106
    Tatneft Sponsored ADR..................................  32,047   1,338,047
    TMK OAO GDR............................................  15,062     264,538
   *Uralkali Sponsored GDR.................................  22,961   1,123,576
    VimpelCom, Ltd. Sponsored ADR..........................  46,700     579,080
    VTB Bank OJSC GDR......................................  95,352     570,287
   *X5 Retail Group NV GDR.................................  11,026     458,313
                                                                    -----------
TOTAL RUSSIA...............................................          34,393,705
                                                                    -----------
SOUTH AFRICA -- (7.6%)
    ABSA Group, Ltd........................................  73,891   1,453,400
    Acucap Properties, Ltd.................................   2,140      11,561
    Adcorp Holdings, Ltd...................................  16,639      67,394
    Advtech, Ltd........................................... 150,000     126,698
    AECI, Ltd..............................................  45,611     547,185
    Afgri, Ltd............................................. 152,891     146,275
    African Bank Investments, Ltd.......................... 243,338   1,228,957
    African Oxygen, Ltd....................................  61,661     193,349
    African Rainbow Minerals, Ltd..........................  28,516     804,662
    Allied Electronics Corp., Ltd..........................  25,999     101,433
    Allied Technologies, Ltd...............................  18,358     166,162
    Anglo American Platinum Corp., Ltd.....................   6,426     549,242
    AngloGold Ashanti, Ltd. Sponsored ADR..................  29,000   1,216,260
    ArcelorMittal South Africa, Ltd........................  44,676     459,157
    Argent Industrial, Ltd.................................  36,904      48,332
    Assore, Ltd............................................   2,535      84,749
    Astral Foods, Ltd......................................  17,754     337,744
    Aveng, Ltd............................................. 191,613   1,026,418
    AVI, Ltd............................................... 118,626     566,430
    Avusa, Ltd.............................................  47,345     169,347
    Barloworld, Ltd........................................ 119,669   1,155,172
    Bidvest Group, Ltd.....................................  58,138   1,364,312
    Blue Label Telecoms, Ltd............................... 167,586     128,639
    Brait SA...............................................   9,024      23,604
   #Capitec Bank Holdings, Ltd.............................  15,537     421,050
    Cashbuild, Ltd.........................................   9,997     136,957
    Caxton & CTP Publishers & Printers, Ltd................  71,319     157,050
    City Lodge Hotels, Ltd.................................   8,003      74,727
    Clicks Group, Ltd......................................  84,243     503,220
    Coronation Fund Managers, Ltd..........................  23,935      73,110
    Data Tec, Ltd..........................................  89,168     518,853
    Discovery Holdings, Ltd................................  68,365     400,346
   *Distribution & Warehousing Network, Ltd................  50,931      47,596
    Durban Roodeport Deep, Ltd............................. 173,190      80,572
   *Eqstra Holdings, Ltd...................................  87,411      91,660
   *Evraz Highveld Steel & Vanadium, Ltd...................   5,882      39,581
    Exxaro Resources, Ltd..................................  24,666     662,036
    Famous Brands, Ltd.....................................   1,958      13,452
    FirstRand, Ltd......................................... 529,127   1,528,389
    Foschini Group, Ltd. (The).............................  64,594     850,390
    Gijima Group, Ltd...................................... 346,708      28,077
    Gold Fields, Ltd. Sponsored ADR........................ 175,100   2,729,809
    Grindrod, Ltd.......................................... 147,335     303,668
    Group Five, Ltd........................................  46,398     205,286

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH AFRICA -- (Continued).................................
   *Growthpoint Properties, Ltd............................. 259,498 $  714,444
    Harmony Gold Mining Co., Ltd............................ 125,451  1,697,848
    Hudaco Industries, Ltd..................................  16,723    199,371
   *Hulamin, Ltd............................................  41,925     43,217
    Iliad Africa, Ltd.......................................  37,928     31,192
    Illovo Sugar, Ltd.......................................  89,335    346,387
    Impala Platinum Holdings, Ltd...........................  69,207  1,771,566
    Imperial Holdings, Ltd..................................  59,293  1,018,600
    Investec, Ltd...........................................  79,651    639,946
    JD Group, Ltd...........................................  59,605    385,365
    JSE, Ltd................................................  33,385    329,810
    Kumba Iron Ore, Ltd.....................................   7,120    542,068
    Lewis Group, Ltd........................................  44,113    558,458
    Liberty Holdings, Ltd...................................  38,322    429,651
   *Massmart Holdings, Ltd..................................  20,607    444,920
    Merafe Resources, Ltd................................... 483,462     77,735
    Metair Investments, Ltd.................................  57,601    146,749
   *Metorex, Ltd............................................ 140,739    178,193
    MMI Holdings, Ltd....................................... 314,857    799,475
    Mondi, Ltd..............................................  62,124    493,366
   *Mpact, Ltd..............................................  62,124    126,850
    Mr. Price Group, Ltd....................................  61,558    678,029
    Murray & Roberts Holdings, Ltd.......................... 101,170    461,443
   *Mvelaphanda Group, Ltd..................................  73,670     37,461
   *Mvelaserve, Ltd.........................................  18,443     32,655
    Nampak, Ltd............................................. 228,983    761,136
    Naspers, Ltd. Series N..................................  33,790  1,825,648
    Nedbank Group, Ltd......................................  65,401  1,373,253
    Northam Platinum, Ltd...................................  51,643    285,036
    Oceana Group, Ltd.......................................  19,344    109,794
   *Omnia Holdings, Ltd.....................................  15,703    188,269
    Palabora Mining Co., Ltd................................   9,070    185,174
    Pick'n Pay Stores, Ltd..................................  42,450    260,342
    Pioneer Foods, Ltd......................................     831      7,645
    Pretoria Portland Cement Co., Ltd....................... 106,333    410,338
    PSG Group, Ltd..........................................  62,177    433,351
    Rainbow Chicken, Ltd....................................   3,612      9,471
    Raubex Group, Ltd.......................................  33,965     78,076
   *Resilient Property Income Fund, Ltd.....................   6,622     32,536
    Reunert, Ltd............................................  60,618    535,291
    Sanlam, Ltd............................................. 614,168  2,478,612
    Santam, Ltd.............................................  16,410    317,322
   *Sappi, Ltd. Sponsored ADR............................... 214,486    954,463
    Sasol, Ltd. Sponsored ADR...............................  98,800  4,954,820
   *Sentula Mining, Ltd..................................... 109,719     41,458
    Shoprite Holdings, Ltd..................................  57,123    893,811
   *Simmer & Jack Mines, Ltd................................ 286,827        859
    Spar Group, Ltd. (The)..................................  51,585    710,614
    Spur Corp., Ltd.........................................  30,509     63,328
    Standard Bank Group, Ltd................................ 217,925  3,158,368
   #Steinhoff International Holdings, Ltd................... 509,275  1,759,865
   *Super Group, Ltd........................................ 142,040     17,041
    Telkom South Africa, Ltd................................  69,057    368,713
    Telkom South Africa, Ltd. Sponsored ADR.................   2,000     42,608
    Tiger Brands, Ltd.......................................  22,957    698,866
    Tongaat-Hulett, Ltd.....................................  30,548    429,808
    Trencor, Ltd............................................  49,091    256,658
    Truworths International, Ltd............................  90,079    978,124
   *Village Main Reef, Ltd.................................. 135,925     25,944
    Vodacom Group, Ltd......................................  31,723    403,362
    Vukile Property Fund, Ltd...............................   7,374     15,763

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH AFRICA -- (Continued)
    Wilson Bayly Holme-Ovcon, Ltd..........................  14,933 $   239,898
    Woolworths Holdings, Ltd............................... 152,893     714,819
                                                                    -----------
TOTAL SOUTH AFRICA.........................................          59,047,594
                                                                    -----------
SOUTH KOREA -- (13.2%).....................................
    Aekyung Petrochemical Co., Ltd.........................     520      25,740
    Amorepacific Corp......................................     485     552,496
    Amorepacific Group.....................................   1,027     225,987
    Asia Cement Manufacturing Co., Ltd.....................     520      23,960
   *Asiana Airlines, Inc...................................  22,060     221,841
    AUK Corp...............................................   2,490       9,888
   *Baiksan Co., Ltd.......................................   3,710      18,476
    Basic House Co., Ltd. (The)............................   2,980      77,029
    Bing Grae Co., Ltd.....................................   1,910     109,178
   *BNG Steel Co., Ltd.....................................   1,300      26,083
   *BS Financial Group, Inc................................  46,300     713,625
    Capro Corp.............................................   5,470     188,326
   *Charm Engineering Co., Ltd.............................  12,300      38,688
    Cheil Industrial, Inc..................................   8,908   1,017,533
    Cheil Worldwide, Inc...................................  20,750     327,675
   *Chin Hung International, Inc...........................  85,156      22,403
    Chosun Refractories Co., Ltd...........................     850      54,767
    CJ CGV Co., Ltd........................................   3,000      88,849
    CJ Cheiljedang Corp....................................   2,654     770,926
   *CJ E&M Corp............................................   1,890      85,092
   *Cosmochemical Co., Ltd.................................   2,170      38,053
    Crown Confectionery Co., Ltd...........................     160      23,136
    Dae Han Flour Mills Co., Ltd...........................     172      27,306
    Dae Won Kang Up Co., Ltd...............................   6,670      42,802
    Daechang Co., Ltd......................................  17,380      32,670
    Daeduck Electronics Co., Ltd...........................  19,380     163,638
    Daeduck Industries Co., Ltd............................   3,880      32,272
    Daehan Steel Co., Ltd..................................   5,400      42,556
    Daehan Synthetic Fiber Co., Ltd........................     370      33,645
    Dae-Il Corp............................................   6,710      60,429
    Daekyo Co., Ltd........................................  17,780     101,294
   *Daelim Industrial Co., Ltd.............................   8,801   1,052,936
    Daesang Corp...........................................   5,000      62,795
    Daesung Group Partners Co., Ltd........................     265      22,038
    Daesung Holdings Co., Ltd..............................     380       4,056
    Daesung Industrial Co., Ltd............................   1,084      44,716
   *Daewoo Engineering & Construction Co., Ltd.............  35,140     411,217
    Daewoo Securities Co., Ltd.............................  28,120     494,526
    Daewoo Shipbuilding & Marine Engineering Co., Ltd......  16,791     596,304
    Daishin Securities Co., Ltd............................  15,930     206,166
    Daou Technology, Inc...................................  12,970     121,110
   *DGB Financial Group, Inc...............................  40,650     643,892
    Dong IL Rubber Belt Co., Ltd...........................   1,420       8,271
   *Dong Yang Gang Chul Co., Ltd...........................   8,580      29,350
    Dongaone Co., Ltd......................................   9,150      27,708
   *Dongbu HiTek Co., Ltd..................................   6,360      69,654
    Dongbu Insurance Co., Ltd..............................   6,013     298,374
    Dongbu Securities Co., Ltd.............................   3,850      19,942
    Dongbu Steel Co., Ltd..................................  12,704     104,872
    Dong-Il Corp...........................................     443      25,127
    Dongil Industries Co., Ltd.............................     447      32,108
    Dongkuk Steel Mill Co., Ltd............................  14,860     559,117
    Dongwon Industries Co., Ltd............................     600     105,048
   *Dongwon Systems Corp...................................  26,530      33,509
   #Dongyang Mechatronics Corp.............................   6,860     122,827
    Doosan Construction & Engineering Co., Ltd.............  16,710      80,152

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
SOUTH KOREA -- (Continued)
    Doosan Corp.............................................  2,860 $  400,868
    Doosan Heavy Industries & Construction Co., Ltd......... 11,240    719,983
   *Doosan Infracore Co., Ltd...............................  8,560    213,219
   *DuzonBIzon Co., Ltd.....................................  2,100     21,565
    E1 Corp.................................................    800     47,559
   *E-Mart Co., Ltd.........................................  2,995    781,206
   *Eugene Investment & Securities Co., Ltd................. 13,920     71,571
   *F&F Co., Ltd............................................    780      6,340
   *FCB Twelve Co., Ltd.....................................    602     74,160
   *Foosung Co., Ltd........................................ 13,020     98,878
    Fursys, Inc.............................................  2,677     69,641
    GIIR, Inc...............................................  5,760     54,585
    Global & Yuasa Battery Co., Ltd.........................  1,980     82,095
    GS Engineering & Construction Corp......................  9,157  1,033,981
    GS Global Corp..........................................  2,650     42,491
   #GS Holdings Corp........................................ 14,860  1,273,450
    Gwangju Shinsegae Co., Ltd..............................    470     82,722
    Halla Climate Control Corp..............................  7,210    175,841
    Halla Engineering & Construction Corp...................  2,280     52,193
    Han Kuk Carbon Co., Ltd.................................  5,120     31,706
    Han Yang Securities Co., Ltd............................  6,230     47,388
    Hana Financial Group, Inc............................... 56,990  2,235,236
    Handsome Corp...........................................  3,700     98,733
    Hanil Cement Manufacturing Co., Ltd.....................  2,035     95,459
    Hanil E-Wha Co., Ltd....................................  3,540     40,404
   *Hanjin Heavy Industries & Construction Co., Ltd......... 12,578    366,088
    Hanjin Heavy Industries & Construction Holdings Co.,
      Ltd...................................................  3,934     41,397
    Hanjin Shipping Co., Ltd................................ 16,097    321,650
    Hanjin Shipping Holdings Co., Ltd.......................  3,216     38,800
    Hanjin Transportation Co., Ltd..........................  2,460     79,123
    Hankook Shell Oil Co., Ltd..............................    300     60,602
    Hankook Tire Manufacturing Co., Ltd..................... 18,950    770,613
    Hankuk Glass Industries, Inc............................  2,160     61,596
    Hankuk Paper Manufacturing Co., Ltd.....................  2,170     40,323
    Hanmi Semiconductor Co., Ltd............................  4,100     27,794
    Hansol Chemical Co., Ltd................................  2,630     47,250
    Hansol LCD, Inc.........................................  2,627     81,511
    Hansol Paper Co., Ltd................................... 11,660     96,980
    Hanssem Co., Ltd........................................  2,170     35,570
    Hanwha Chemical Corp.................................... 21,906    965,944
   *Hanwha Corp............................................. 14,024    687,596
   *Hanwha General Insurance Co., Ltd.......................  5,540     50,696
    Hanwha Securities Co., Ltd.............................. 18,294    113,138
   *HMC Investment Securities Co., Ltd......................  6,493    123,708
    Honam Petrochemical Corp................................  1,030    421,976
    Hotel Shilla Co., Ltd................................... 11,370    331,238
    HS R&A Co., Ltd.........................................  1,480     34,904
   *Huchems Fine Chemical Corp..............................  6,404    163,498
    Husteel Co., Ltd........................................    720     15,691
    Hwacheon Machine Tool Co., Ltd..........................    240     17,049
    Hwashin Co., Ltd........................................  4,660     81,262
    Hynix Semiconductor, Inc................................ 57,420  1,323,690
   *Hyosung T & C Co., Ltd..................................  6,980    617,997
    Hyundai Department Store Co., Ltd.......................  3,020    526,766
    Hyundai Development Co.................................. 22,652    711,624
    Hyundai Elevator Co., Ltd...............................    952    107,120
    Hyundai Engineering & Construction Co., Ltd.............  9,569    784,211
    Hyundai Glovis Co., Ltd.................................  1,570    286,118
    Hyundai Greenfood Co., Ltd.............................. 11,390    168,973
    Hyundai Heavy Industries Co., Ltd.......................  3,748  1,449,000
    Hyundai Hysco...........................................  5,350    245,448

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
    Hyundai Marine & Fire Insurance Co., Ltd................  13,320 $  426,625
    Hyundai Merchant Marine Co., Ltd........................  11,232    318,989
   *Hyundai Mipo Dockyard Co., Ltd..........................   3,561    563,855
    Hyundai Mobis...........................................   4,578  1,648,078
    Hyundai Securities Co...................................  46,132    557,330
    Hyundai Steel Co........................................  11,590  1,428,499
    Iljin Diamond Co., Ltd..................................   2,390     31,987
   *Iljin Display Co., Ltd..................................   4,790     41,709
    Iljin Electric Co., Ltd.................................   3,010     21,150
    Ilshin Spinning Co., Ltd................................     221     20,814
    Industrial Bank of Korea, Ltd...........................  41,770    718,012
    IS Dongseo Co., Ltd.....................................   1,905     37,070
    ISU Chemical Co., Ltd...................................   1,400     41,776
    IsuPetasys Co., Ltd.....................................  10,870     52,732
    Jahwa Electronics Co., Ltd..............................   3,390     21,361
    Jeonbuk Bank, Ltd.......................................  10,928     63,928
    K.C. Tech Co., Ltd......................................   7,549     54,256
   *KB Financial Group, Inc. ADR............................  50,880  2,524,157
    KCC Corp................................................   1,313    435,942
   *Keangnam Enterprises, Ltd...............................     998     13,358
   *KEPCO Engineering & Construction Co., Inc...............     953     67,709
    KISCO Corp..............................................   1,688     51,803
    Kishin Corp.............................................   3,400     19,885
    KISWIRE, Ltd............................................   3,429    170,763
    KIWOOM Securities Co., Ltd..............................   2,956    164,007
    Kolon Corp..............................................   1,596     51,527
   *Kolon Engineering & Construction Co., Ltd...............   9,350     45,237
    Kolon Industries, Inc...................................   4,631    515,859
   *Korea Electric Power Corp. Sponsored ADR................  60,600    732,048
    Korea Electric Terminal Co., Ltd........................   2,730     72,550
    Korea Exchange Bank.....................................  81,490    722,327
   *Korea Express Co., Ltd..................................   2,739    263,631
    Korea Flange Co., Ltd...................................   1,360     26,844
    Korea Gas Corp..........................................   6,462    218,516
    Korea Investment Holdings Co., Ltd......................  15,050    595,195
    Korea Iron & Steel Co., Ltd.............................     511     18,879
    Korea Kolmar Co., Ltd...................................   9,640     72,939
    Korea Komho Petrochemical Co., Ltd......................   1,839    378,120
   *Korea Line Corp.........................................   3,340     21,954
    Korea Petrochemical Industrial Co., Ltd.................     774    123,742
    Korea Reinsurance Co., Ltd..............................  15,814    197,817
    Korea Zinc Co., Ltd.....................................     834    345,426
   *Korean Air Co., Ltd.....................................   9,072    578,914
    KP Chemical Corp........................................  14,380    349,675
    KPX Chemical Co., Ltd...................................   1,152     66,767
   *KPX Fine Chemical Co., Ltd..............................     477     17,141
    KT Corp. Sponsored ADR..................................  28,700    567,112
   *KTB Investement & Securities Co., Ltd...................  18,570     63,149
    Kukdo Chemical Co., Ltd.................................   1,070     71,244
    Kumho Electric Co., Ltd.................................   1,780     48,496
   *Kumho Industrial Co., Ltd...............................   2,202     18,995
   *Kumho Tire Co., Inc.....................................   4,729     74,157
    Kyeryong Construction Industrial Co., Ltd...............   3,560     73,271
    Kyobo Securities Co., Ltd...............................   7,700     48,461
    Kyungbang Co., Ltd......................................     151     17,041
    Kyungdong City Gas Co., Ltd.............................     130      7,110
    LG Chemical, Ltd........................................   3,016  1,344,922
    LG Corp.................................................  18,574  1,388,391
    LG Display Co., Ltd. ADR................................ 126,925  1,629,717
    LG Fashion Corp.........................................   4,274    190,550
   *LG Hausys, Ltd..........................................   1,994    158,442

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------ -----------
SOUTH KOREA -- (Continued)
    LG Household & Healthcare Co., Ltd......................  1,413 $   639,286
    LG Innotek Co., Ltd.....................................  2,914     258,771
    LG International Corp...................................  7,565     444,737
    LG Uplus Corp........................................... 90,300     455,525
    LIG Insurance Co., Ltd..................................  9,690     240,451
    Lotte Chilsung Beverage Co., Ltd........................    233     320,535
    Lotte Confectionary Co., Ltd............................    277     472,909
    Lotte Midopa Co., Ltd...................................  5,700     139,433
   *Lotte Non-Life Insurance Co., Ltd.......................  1,560      10,552
    Lotte Sam Kang Co., Ltd.................................    320     132,344
    Lotte Shopping Co., Ltd.................................  2,608   1,124,691
    LS Corp.................................................  4,575     474,788
    Macquarie Korea Infrastructure Fund..................... 56,332     263,184
   *Meritz Finance Holdings Co., Ltd........................  7,690      21,444
    Meritz Fire Marine Insurance Co., Ltd................... 18,371     212,394
    Meritz Securities Co., Ltd.............................. 80,365      69,988
    Mirae Asset Securities Co., Ltd.........................  9,035     419,242
    Moorim P&P Co., Ltd.....................................  2,060      15,074
    Motonic Corp............................................  6,450      58,066
    Namhae Chemical Corp....................................  4,470      60,188
   *Namkwang Engineering & Construction Co., Ltd............  5,304      10,486
    Namyang Dairy Products Co., Ltd.........................    122     104,244
    NCsoft Corp.............................................  2,380     732,363
    Nexen Corp..............................................    362      27,290
    Nexen Tire Corp.........................................  8,560     150,091
    NH Investment & Securities Co., Ltd.....................  6,890      43,021
   *NHN Corp................................................  3,975     791,299
   *NICE Holdings Co., Ltd..................................     48       2,570
    NK Co., Ltd.............................................  8,140      39,573
    Nong Shim Holdings Co., Ltd.............................    590      34,687
    NongShim Co., Ltd.......................................  1,077     258,600
    OCI Co., Ltd............................................  1,510     582,294
    ORION Corp..............................................    740     359,332
    Ottogi Corp.............................................    710     108,360
    Poongsan Corp...........................................  5,600     236,868
    Poongsan Holdings Corp..................................    480      15,897
    POSCO ADR............................................... 43,441   4,769,822
    Pulmuone Co., Ltd.......................................    584      23,149
    Pusan City Gas Co., Ltd.................................  3,630      67,314
   *RNL BIO Co., Ltd........................................ 11,810      69,800
    S&T Corp................................................    730      12,322
    S&T Daewoo Co., Ltd.....................................  2,530      89,219
    S1 Corp.................................................  3,680     196,084
   *Saehan Industries, Inc.................................. 93,300     110,038
    Sajo Industries Co., Ltd................................  1,230      68,334
    Sam Kwang Glass Industrial Co., Ltd.....................    501      36,842
    Samchully Co., Ltd......................................    740      72,304
    Samick THK Co., Ltd.....................................  3,270      36,464
    Samsung Card Co., Ltd...................................  8,241     468,865
    Samsung Corp............................................ 24,036   1,911,704
   #Samsung Electro-Mechanics Co., Ltd...................... 12,063     993,555
   #Samsung Electronics Co., Ltd............................ 15,808  12,658,455
    Samsung Engineering Co., Ltd............................  2,959     729,277
    Samsung Fine Chemicals Co., Ltd.........................  4,360     291,069
    Samsung Fire & Marine Insurance, Ltd....................  6,654   1,505,188
    Samsung Heavy Industries Co., Ltd....................... 20,160     820,197
    Samsung SDI Co., Ltd....................................  8,404   1,354,252
    Samsung Securities Co., Ltd............................. 10,256     772,827
    Samwha Capacitor Co., Ltd...............................  2,900      26,821
    Samyang Corp............................................  1,489     164,441
    Samyang Foods Co., Ltd..................................  1,860      38,643

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
SOUTH KOREA -- (Continued)
    Samyang Genex Co., Ltd................................     405 $     29,511
   *Samyoung Chemical Co., Ltd............................   6,670       38,411
    Samyoung Electronics Co., Ltd.........................   5,990       68,993
   *SBS Media Holdings Co., Ltd...........................   2,890        8,902
    Seah Besteel Corp.....................................   2,646      166,577
    SeAH Holdings Corp....................................     380       62,430
    SeAH Steel Corp.......................................     993      100,158
    Sebang Co., Ltd.......................................   5,590       95,801
    Sejong Industrial Co., Ltd............................   4,220       79,853
    Seoul City Gas Co., Ltd...............................     380       18,697
   #Sewon Cellontech Co., Ltd.............................  12,290       58,985
    Shin Young Securities Co., Ltd........................     800       25,650
    Shinhan Financial Group Co., Ltd......................  18,830      902,003
    Shinhan Financial Group Co., Ltd. ADR.................  25,544    2,452,735
    Shinsegae Co., Ltd....................................   1,058      328,839
    Shinsung Solar Energy Co., Ltd........................  12,100       73,999
    Silla Trading Co., Ltd................................   5,145       73,149
    Sindo Ricoh Co., Ltd..................................   1,470       69,202
   *SK C&C Co., Ltd.......................................   1,683      222,571
    SK Chemicals Co., Ltd.................................   4,693      355,514
    SK Co., Ltd...........................................   6,301    1,084,766
    SK Gas Co., Ltd.......................................   1,019       68,333
    SK Innovation Co., Ltd................................   8,434    1,738,791
    SK Networks Co., Ltd..................................  34,800      425,551
    SK Telecom Co., Ltd...................................     879      122,316
    SK Telecom Co., Ltd. ADR..............................  32,400      515,808
    SKC Co., Ltd..........................................   3,978      262,956
    SL Corp...............................................   3,100       79,420
    S-Oil Corp............................................   7,030      994,014
    Songwon Industrial Co., Ltd...........................   3,690       64,175
    STX Corp..............................................   9,686      188,437
    STX Engine Co., Ltd...................................   7,055      189,059
    STX Offshore & Shipbuilding Co., Ltd..................  16,227      374,262
    STX Pan Ocean Co., Ltd................................  38,900      292,926
   *Sung Jin Geotec Co., Ltd..............................   2,600       42,404
    Sunkyong Securities Co., Ltd..........................  80,480      133,031
    Tae Kwang Industrial Co., Ltd.........................     130      209,469
    Taeyoung Engineering & Construction Co., Ltd..........  15,600      106,475
   *Tai Han Electric Wire Co., Ltd........................  36,173      196,809
   *Tong Yang Life Insurance..............................  11,060      147,198
   *Tong Yang Major Corp..................................  45,823       85,926
    Tong Yang Securities, Inc.............................  24,320      148,003
    TS Corp...............................................     730       18,987
    Unid Co., Ltd.........................................     995       67,296
   *Visang Education, Inc.................................   2,340       21,881
    Woongjin Coway Co., Ltd...............................   9,400      362,927
   *Woongjin Holdings Co., Ltd............................  10,217       76,047
   *Woongjin Thinkbig Co., Ltd............................   4,312       75,360
    Woori Finance Holdings Co., Ltd.......................  67,270      886,440
    Woori Finance Holdings Co., Ltd. ADR..................   5,100      201,348
    Woori Financial Co., Ltd..............................   5,110       82,494
    Woori Investment & Securities Co., Ltd................  34,520      617,973
    Youlchon Chemical Co., Ltd............................   9,410       78,075
    Young Poong Corp......................................     363      418,893
   #Youngone Corp.........................................   7,194      134,330
    Youngone Holdings Co., Ltd............................   2,666      117,236
                                                                   ------------
TOTAL SOUTH KOREA.........................................          102,611,316
                                                                   ------------
TAIWAN -- (12.2%)
   *A.G.V. Products Corp.................................. 131,914       62,941
    Ability Enterprise Co., Ltd........................... 115,892      159,683

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
TAIWAN -- (Continued)
    Acbel Polytech, Inc..................................... 137,685 $   98,520
    Accton Technology Corp.................................. 136,000     84,460
    Ace Pillar Co., Ltd.....................................  13,200     32,266
    Acer, Inc............................................... 655,270    909,119
   *Action Electronics Co., Ltd.............................  44,000     17,698
    Adlink Technology, Inc..................................  20,700     38,162
   #Advanced Semiconductor Engineering, Inc. ADR............ 140,707    747,154
    Advancetek Enterprise Co., Ltd..........................  29,000     31,092
   *Advantech Co., Ltd......................................  35,345    119,457
   *ALI Corp................................................  61,000     78,320
    Allis Electric Co., Ltd.................................   5,000      1,873
    Alpha Networks, Inc.....................................  62,000     48,526
    Altek Corp.............................................. 117,710    148,231
    Ambassador Hotel (The)..................................  78,000    108,905
   *Ampoc Far East Co., Ltd.................................   8,000      5,786
    Amtran Technology Co., Ltd.............................. 260,204    205,613
   *APCB, Inc...............................................  18,000     18,114
    Apex Biotechnology Corp.................................  14,000     32,020
   *Arima Communications Corp...............................  80,000     57,027
   *Arima Optoelectronics Corp..............................  44,000     13,076
    Asia Cement Corp........................................ 447,844    692,245
    Asia Chemical Corp...................................... 135,000     79,361
   *Asia Optical Co, Inc....................................  82,000    120,828
    Asia Polymer Corp.......................................  76,400    153,741
    Asia Vital Components Co., Ltd..........................  77,016     71,326
    ASROCK, Inc.............................................   8,000     32,772
   *Asustek Computer, Inc................................... 142,996  1,150,793
    Aten International Co., Ltd.............................  36,380     97,204
  #*AU Optronics Corp. Sponsored ADR........................ 129,296    712,421
    Audix Corp..............................................  23,000     25,316
    Aurora Corp.............................................  19,693     38,935
    Aurora Systems Corp.....................................  22,000     23,384
   *AV Tech Corp............................................  10,000     32,575
   *Avermedia Technologies, Inc.............................  69,690     65,242
    Avision, Inc............................................  71,693     38,294
    Awea Mechantronic Co., Ltd..............................  12,000     14,223
   *Bank of Kaohsiung....................................... 165,360     79,656
   *Basso Industry Corp., Ltd...............................  63,000     45,004
    BES Engineering Corp.................................... 588,000    203,176
    Biostar Microtech International Corp....................  19,000     11,794
   *Bright Led Electronics Corp.............................  23,100     17,952
    C Sun Manufacturing, Ltd................................  30,000     26,244
    Cameo Communications, Inc...............................  53,000     20,124
    Capital Securities Corp................................. 464,080    233,402
   *Career Technology (MFG.) Co., Ltd.......................  50,000    114,715
   *Carnival Industrial Corp................................ 157,000     57,721
    Catcher Technology Co., Ltd.............................  48,509    423,662
    Cathay Financial Holdings Co., Ltd...................... 661,339    991,554
    Cathay Real Estate Development Co., Ltd................. 246,000    132,263
    Chain Qui Development Co., Ltd..........................  23,000     19,518
    Champion Building Materials Co., Ltd....................  76,000     60,332
    Chang Hwa Commercial Bank............................... 827,310    654,916
   *Chang Wah Electromaterials, Inc.........................   9,270     30,007
    Charoen Pokphand Enterprises Co., Ltd...................  64,000     39,486
    Cheng Loong Corp........................................ 298,480    134,580
    Cheng Shin Rubber Industry Co., Ltd..................... 130,197    390,750
    Cheng Uei Precision Industry Co., Ltd................... 119,072    359,627
   *Chenming Mold Industrial Corp...........................  31,000     40,086
    Chia Hsin Cement Corp................................... 169,913    110,818
    Chicony Electronics Co., Ltd............................ 144,491    276,896
    Chien Kuo Construction Co., Ltd.........................  49,000     31,095

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    Chilisin Electronics Corp.............................    33,000 $   21,439
   *Chimei Innolux Corp................................... 1,341,232    719,183
   *China Airlines, Ltd...................................   642,951    375,336
    China Development Financial Holding Corp.............. 2,416,255    926,209
   *China Ecotek Corp.....................................    13,000     27,572
    China Electric Manufacturing Co., Ltd.................   144,000    124,066
    China General Plastics Corp...........................    62,000     28,925
    China Glaze Co., Ltd..................................    28,866     19,020
    China Hi-Ment Corp....................................    42,618     60,608
    China Life Insurance Co., Ltd.........................   247,598    347,708
   *China Man-Made Fiber Co., Ltd.........................   427,000    202,987
    China Metal Products Co., Ltd.........................    61,513     60,833
    China Motor Co., Ltd..................................   175,035    203,952
   *China Petrochemical Development Corp..................   426,280    663,597
    China Steel Chemical Corp.............................    39,227    223,171
    China Steel Corp...................................... 1,716,725  1,790,819
    China Steel Structure Co., Ltd........................    19,000     18,422
    China Synthetic Rubber Corp...........................   156,735    158,984
   *China Wire & Cable Co., Ltd...........................    67,000     24,969
    Chinatrust Financial Holdings Co., Ltd................ 1,304,767  1,178,255
   *Chinese Maritime Transport, Ltd.......................    31,000     52,601
    Chin-Poon Industrial Co., Ltd.........................   113,113     88,676
    Chong Hong Construction Co............................    30,280     95,819
   *Chroma Ate, Inc.......................................    71,466    179,955
    Chun Yuan Steel Industrial Co., Ltd...................   202,034    105,905
    Chung Hsin Electric & Machinery Co., Ltd..............   127,000     78,678
   *Chung Hung Steel Corp.................................   301,889    142,621
   *Chung Hwa Pulp Corp...................................   159,000     82,151
    Chunghwa Telecom Co., Ltd.............................    24,800     85,955
    Chunghwa Telecom Co., Ltd. ADR........................    34,456  1,197,691
   *Chungwa Picture Tubes Co., Ltd........................ 1,480,792    176,819
   *Chuwa Wool Industry Co., Ltd..........................    16,000     17,630
    Clevo Co., Ltd........................................    82,735    161,282
   *CMC Magnetics Corp.................................... 1,047,000    210,405
   *Collins Co., Ltd......................................    46,200     25,768
   *Compal Communications, Inc............................    94,000    114,016
    Compal Electronics, Inc............................... 1,109,086  1,438,772
   *Compeq Manufacturing Co., Ltd.........................   397,000    204,642
   *Continental Holdings Corp.............................   139,000     60,983
   *Cosmo Electronics Corp................................     6,000      6,013
    Coxon Precise Industrial Co., Ltd.....................    16,000     27,798
    CSBC Corp. Taiwan.....................................   101,000     93,855
    CTCI Corp.............................................   141,555    190,912
    CviLux Corp...........................................    11,000     17,249
   *Cyberlink Corp........................................    25,038     81,202
    Cybertan Technology, Inc..............................    73,576     86,361
    DA CIN Construction Co., Ltd..........................    78,000     47,082
    Darfon Electronics Corp...............................    69,000     67,908
   *Davicom Semiconductor, Inc............................    18,000     13,029
    Delpha Construction Co., Ltd..........................    58,000     28,980
    Delta Electronics, Inc................................   135,521    479,685
    Depo Auto Parts Industrial Co., Ltd...................    31,000     67,367
    Diamond Flower Electric Instrument Co., Ltd...........    46,460     40,822
    D-Link Corp...........................................   229,329    202,045
    Dynamic Electronics Co., Ltd..........................    51,000     26,257
    E.Sun Financial Holding Co., Ltd...................... 1,084,778    750,781
   *Eastern Media International Corp......................   290,750     51,104
    Eclat Textile Co., Ltd................................    19,000     33,096
   *Elan Microelectronics Corp............................    89,370    104,469
    E-LIFE MALL Corp., Ltd................................    18,000     35,392
   *Elite Advanced Laser Corp.............................    11,000     24,475

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    Elite Material Co., Ltd...............................    61,393 $   57,523
   *Elite Semiconductor Memory Technology, Inc............    87,000    103,522
    Elitegroup Computer Systems Co., Ltd..................   252,782     81,485
   *EnTie Commercial Bank.................................   212,500    107,394
    Epistar Corp..........................................   180,433    423,541
    Eternal Chemical Co., Ltd.............................   183,722    194,154
   *Eva Airways Corp......................................   307,303    273,997
   *Everest Textile Co., Ltd..............................   110,000     25,162
    Evergreen International Storage & Transport Corp......   200,000    172,257
   *Evergreen Marine Corp., Ltd...........................   448,000    307,340
    Everlight Chemical Industrial Corp....................   138,600    117,422
    Everlight Electronics Co., Ltd........................    78,149    168,260
    Excelsior Medical Co., Ltd............................    26,793     79,242
    Far Eastern Department Stores Co., Ltd................   160,331    349,395
    Far Eastern International Bank........................   433,331    214,966
    Far Eastern New Century Corp..........................   281,021    450,874
    Far EasTone Telecommunications Co., Ltd...............   251,000    415,053
   *Faraday Technology Corp...............................    75,000     97,186
   *Farglory F T Z Investment Holding Co., Ltd............    17,000     16,968
    Farglory Land Development Co., Ltd....................    81,000    198,941
   *Favite, Inc...........................................    12,120      9,279
    Federal Corp..........................................   137,673     96,485
   *Feng Hsin Iron & Steel Co., Ltd.......................    87,550    161,901
    Feng Tay Enterprise Co., Ltd..........................   104,202     96,852
    First Copper Technology Co., Ltd......................    69,000     30,148
    First Financial Holding Co., Ltd...................... 1,320,332  1,094,926
    First Hotel...........................................    58,346     53,689
    First Insurance Co., Ltd..............................   106,606     65,006
    First Steamship Co., Ltd..............................    25,000     64,617
   *FLEXium Interconnect, Inc.............................    23,354     74,588
    Flytech Technology Co., Ltd...........................    10,500     29,657
   *Forhouse Corp.........................................   133,000     87,714
   *Formosa Advanced Technologies Co., Ltd................    46,000     52,781
    Formosa Chemicals & Fiber Co., Ltd....................   280,610  1,016,646
    Formosa Epitaxy, Inc..................................    78,000     68,860
    Formosa International Hotels Corp.....................     4,369     73,329
   *Formosa Oilseed Processing Co., Ltd...................     6,000      3,193
    Formosa Petrochemical Corp............................    70,000    263,730
    Formosa Plastics Corp.................................   277,360  1,044,380
    Formosa Taffeta Co., Ltd..............................   236,000    267,044
    Formosan Rubber Group, Inc............................   156,000    153,799
   *Formosan Union Chemical Corp..........................    58,000     47,772
   *Fortune Electric Co., Ltd.............................    76,072     57,777
   *Founding Construction & Development Co., Ltd..........    53,410     41,556
    Foxconn Technology Co., Ltd...........................    69,107    318,751
   *Froch Enterprise Co., Ltd.............................    57,000     30,201
    Fubon Financial Holding Co., Ltd......................   673,164  1,098,212
    Fullerton Technology Co., Ltd.........................    19,800     21,985
    Fwusow Industry Co., Ltd..............................    28,000     15,885
    G Shank Enterprise Co., Ltd...........................    46,480     31,439
    Gem Terminal Industries Co., Ltd......................    25,000     16,515
   *Gemtek Technology Corp................................    72,460     81,974
   *Genesis Photonics, Inc................................    46,647    116,287
   *Genius Electronic Optical Co., Ltd....................     2,000     22,185
    GeoVision, Inc........................................     7,697     29,247
    Getac Technology Corp.................................   123,000     55,037
    Giant Manufacture Co., Ltd............................    64,287    257,738
   *Giantplus Technology Co., Ltd.........................    54,000     26,767
    Giga Storage Corp.....................................    52,012     66,773
    Giga-Byte Technology Co., Ltd.........................   196,000    218,941
    Gintech Energy Corp...................................   117,703    257,646

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
   *Global Brands Manufacture, Ltd........................    29,000 $   17,006
   *Global Mixed Mode Technology, Inc.....................     9,000     29,869
    Global Unichip Corp...................................    14,000     55,864
    Globe Union Industrial Corp...........................    89,552     74,837
   *Gold Circuit Electronics, Ltd.........................   131,263     56,227
    Goldsun Development & Construction Co., Ltd...........   487,730    270,012
    Good Will Instrument Co., Ltd.........................     5,250      3,910
    Grand Pacific Petrochemical Corp......................   277,000    194,097
    Grape King, Inc.......................................    26,000     47,515
    Great China Metal Industry Co., Ltd...................    25,000     36,516
   *Great Taipei Gas Co., Ltd.............................   147,000     90,756
    Great Wall Enterprise Co. Ltd.........................   121,077    160,236
   *Greatek Co., Ltd......................................   178,702    155,311
   *Green Energy Technology, Inc..........................    65,000    181,856
   *GTM Corp..............................................    46,000     34,452
    Hannstar Board Corp...................................    46,899     26,927
   *HannStar Display Corp................................. 1,764,000    221,221
   *HannsTouch Solution, Inc..............................   237,061    153,449
   *Harvatek Corp.........................................    25,640     21,045
    Hey Song Corp.........................................   179,000    217,328
    Highwealth Construction Corp..........................    57,462    131,300
   *Hiti Digital, Inc.....................................    11,000     10,409
    Hitron Technologies, Inc..............................    55,000     36,473
   *Hiwin Technologies Corp...............................    14,420    174,698
   *Ho Tung Holding Corp..................................   157,320    113,564
   *Hocheng Corp..........................................   114,300     43,177
   *Hold-Key Electric Wire & Cable Co., Ltd...............    27,810     14,647
   *Holiday Entertainment Co., Ltd........................    26,400     42,863
    Holtek Semiconductor, Inc.............................    23,000     31,053
    Holy Stone Enterprise Co., Ltd........................    67,000     78,104
    Hon Hai Precision Industry Co., Ltd................... 1,132,220  3,228,925
    Hong Tai Electric Industrial Co., Ltd.................    68,000     31,256
   *Hota Industrial Manufacturing Co., Ltd................     5,000      2,326
    Hotai Motor Co., Ltd..................................    62,000    303,141
    Hsin Kuang Steel Co., Ltd.............................    62,788     60,955
    HTC Corp..............................................    52,661  1,566,521
    Hua Eng Wire & Cable Co., Ltd.........................   238,000     86,670
    Hua Nan Financial Holding Co., Ltd....................   970,946    764,769
    Huaku Development Co., Ltd............................    54,614    162,655
    Huang Hsiang Construction Co..........................     2,000      5,775
    Hung Poo Construction Corp............................    74,467    109,744
    Hung Sheng Construction Co., Ltd......................   242,000    150,283
   *Hwa Fong Rubber Co., Ltd..............................    37,000     12,308
    Ichia Technologies, Inc...............................    73,897     37,212
   *I-Chiun Precision Industry Co., Ltd...................    46,000     28,663
    ICP Electronics, Inc..................................    25,000     36,524
    Infortrend Technology, Inc............................    61,798     70,732
   *Inotera Memories, Inc.................................   673,000    183,358
    Inventec Appliances Corp..............................    47,000     37,505
    Inventec Co., Ltd.....................................   677,123    332,174
   *I-Sheng Electric Wire & Cable Co., Ltd................    27,000     34,168
   *ITE Technology, Inc...................................    42,000     56,757
   *ITEQ Corp.............................................    75,000    100,935
   *Jenn Feng New Energy Co., Ltd.........................    25,000     29,015
    Jess-Link Products Co., Ltd...........................    35,500     62,774
   *Johnson Health Tech Co., Ltd..........................    24,000     55,723
    K Laser Technology, Inc...............................    18,000      7,724
    Kang Na Hsiung Enterprise Co., Ltd....................    48,000     29,483
   *Kao Hsing Chang Iron & Steel Corp.....................   140,000     25,241
    Kaulin Manufacturing Co., Ltd.........................    46,000     51,807
    Kee Tai Properties Co., Ltd...........................   101,227     76,228

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    Kenda Rubber Industrial Co., Ltd......................   113,224 $  172,584
    Kian Shen Corp........................................    14,700     29,856
   *King Slide Works Co., Ltd.............................    10,050     42,678
   *King Yuan Electronics Co., Ltd........................   520,529    227,055
    Kingdom Construction Co., Ltd.........................    96,000     93,356
   *King's Town Bank......................................   288,000    189,867
   *King's Town Construction Co., Ltd.....................    66,866     71,878
    Kinik Co..............................................    10,000     17,092
   *Kinko Optical Co., Ltd................................    47,000     74,098
   *Kinpo Electronics, Inc................................   490,028    145,417
    Kinsus Interconnect Technology Corp...................    64,009    264,395
   *Knowledge-Yield-Excellence Systems Corp...............    98,689     51,491
   *KS Terminals, Inc.....................................    22,000     17,594
   *Kung Long Batteries Industrial Co., Ltd...............    13,000     25,862
   *Kuoyang Construction Co., Ltd.........................   110,000     81,875
   *Kwong Fong Industries Corp............................   121,800     54,120
    L&K Engineering Co., Ltd..............................    24,000     28,496
    Lan Fa Textile Co., Ltd...............................   151,278     79,006
    Largan Precision Co., Ltd.............................     9,306    313,362
    LCY Chemical Corp.....................................    63,484    157,695
   *Leader Electronics, Inc...............................    19,602      8,808
    Leadtrend Technology Corp.............................     4,000     10,387
    Lealea Enterprise Co., Ltd............................   143,000     82,356
    Ledtech Electronics Corp..............................    38,000     31,488
    Lee Chi Enterprises Co., Ltd..........................    64,000     29,304
   *Lelon Electronics Corp................................    36,000     27,902
   *Leofoo Development Co., Ltd...........................   101,000     66,949
    Les Enphants Co., Ltd.................................    37,335     51,968
   *Li Peng Enterprise Co., Ltd...........................    63,000     33,414
    Lian Hwa Foods Corp...................................    16,000     25,805
   *Lien Hwa Industrial Corp..............................   191,000    156,351
    Lingsen Precision Industries, Ltd.....................   110,000     75,013
   *LITE-ON IT Corp.......................................   134,234    162,179
   *Lite-On Semiconductor Corp............................    56,000     33,929
    Lite-On Technology Corp...............................   691,328    903,983
   *Long Bon International Co., Ltd.......................   141,915     61,579
    Long Chen Paper Co., Ltd..............................   257,969     95,819
   *Lotes Co., Ltd........................................    15,631     48,703
    Lucky Cement Corp.....................................   124,000     30,867
   *Lumax International Corp., Ltd........................    15,000     41,112
    Macronix International Co., Ltd....................... 1,136,775    568,123
    Makalot Industrial Co., Ltd...........................    47,000    116,201
    Marketech International Corp..........................    23,000     19,798
    Masterlink Securities Corp............................   319,000    137,186
   *Maxtek Technology Co., Ltd............................    14,000     12,454
    Mayer Steel Pipe Corp.................................    57,648     40,944
    Maywufa Co., Ltd......................................     9,000      4,932
    Media Tek, Inc........................................    66,360    594,406
    Mega Financial Holding Co., Ltd....................... 1,101,000  1,059,937
    Meiloon Co., Ltd......................................    43,000     20,732
    Mercuries & Associates, Ltd...........................    67,252     91,437
   *Mercuries Data Systems, Ltd...........................    18,000      8,281
   *Merida Industry Co., Ltd..............................    34,000     84,435
    Merry Electronics Co., Ltd............................    37,000     48,102
   *Microelectronics Technology, Inc......................   178,947     76,354
    Micro-Star International Co., Ltd.....................   349,233    175,124
   *Min Aik Technology Co., Ltd...........................    17,000     46,719
    Mirle Automation Corp.................................    59,850     61,669
    Mitac International Corp..............................   374,966    148,289
   *Mosel Vitelic, Inc....................................   171,000     39,321
    Nak Sealing Technologies Corp.........................    16,000     32,656

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    Namchow Chemical Industrial Co., Ltd..................    32,000 $   40,240
    Nan Ya Plastic Corp...................................   439,450  1,215,692
    Nan Ya Printed Circuit Board Corp.....................    45,073    151,444
   *Nankang Rubber Tire Co., Ltd..........................    91,939    187,983
    Nantex Industry Co., Ltd..............................    67,511     78,600
   *Nanya Technology Corp.................................   280,000     65,035
    National Petroleum Co., Ltd...........................    69,000     85,616
   *New Asia Construction & Development Co., Ltd..........    60,000     29,584
   *Nichidenbo Corp.......................................    41,125     40,456
    Nien Hsing Textile Co., Ltd...........................   125,710    102,518
    Novatek Microelectronics Corp.........................    61,000    170,715
   *Ocean Plastics Co., Ltd...............................    27,000     21,093
   *Opto Tech Corp........................................   167,000     83,946
   *Orient Semiconductor Electronics, Ltd.................   115,000     28,671
    Oriental Union Chemical Corp..........................   104,292    187,859
    Orise Technology Co., Ltd.............................    22,000     32,139
   *Pan Jit International, Inc............................   158,612    156,850
   *Pan-International Industrial Corp.....................   132,654    175,538
   *Paragon Technologies Co., Ltd.........................    12,149     14,557
   *Pegatron Corp.........................................   341,037    392,066
    Phihong Technology Co., Ltd...........................    70,584    122,976
   *Pihsiang Machinery Manufacturing Co., Ltd.............    34,000     50,952
    Plotech Co., Ltd......................................    14,000      8,469
    Polaris Securities Co., Ltd...........................   486,000    364,048
    Polytronics Technology Corp...........................    18,000     37,450
    Pou Chen Corp.........................................   746,144    666,638
   *Power Quotient International Co., Ltd.................    56,000     27,577
   *Powercom Co., Ltd.....................................    38,000     50,860
    Powertech Industrial Co., Ltd.........................    35,000     44,217
    Powertech Technology, Inc.............................   158,400    455,735
    President Chain Store Corp............................    35,000    223,923
    President Securities Corp.............................   274,320    198,965
    Prince Housing & Development Corp.....................   194,487    199,150
    Promate Electronic Co., Ltd...........................    31,000     20,529
    Promise Technology, Inc...............................    14,000     12,218
   *Qisda Corp............................................   605,439    200,917
    Quanta Computer, Inc..................................   450,715  1,110,274
   *Quintain Steel Co., Ltd...............................    39,000     13,929
    Radiant Opto-Electronics Corp.........................    98,283    385,423
    Radium Life Tech Corp.................................   163,705    227,376
    Ralec Electronic Corp.................................    12,000     18,489
   *Realtek Semiconductor Corp............................   125,656    229,377
   *Rechi Precision Co., Ltd..............................    65,000     51,903
   *Richtek Technology Corp...............................    25,537    162,120
   *Ritek Corp............................................   995,117    244,668
    Ruentex Development Co., Ltd..........................    87,000    130,366
    Ruentex Industries, Ltd...............................    81,000    199,816
   *Sampo Corp............................................   140,000     49,750
   *San Fang Chemical Industry Co., Ltd...................    43,853     48,586
    Sanyang Industrial Co., Ltd...........................   241,551    176,582
    Sanyo Electric Taiwan Co., Ltd........................    70,000     86,162
    SDI Corp..............................................    27,000     28,662
    Senao International Co., Ltd..........................    22,000    130,983
   *Sercomm Corp..........................................    39,000     52,349
    Sheng Yu Steel Co., Ltd...............................    94,000     64,089
   *ShenMao Technology, Inc...............................    14,747     27,607
   *Shih Wei Navigation Co., Ltd..........................    36,000     48,701
    Shihlin Electric & Engineering Corp...................   115,000    143,553
   *Shihlin Paper Corp....................................    31,000     70,259
   *Shin Kong Financial Holding Co., Ltd.................. 1,509,589    652,204
   *Shin Zu Shing Co., Ltd................................    42,149    113,935

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
   *Shining Building Business Co., Ltd....................    37,000 $   67,984
    Shinkong Insurance Co., Ltd...........................   109,557     74,476
    Shinkong Synthetic Fibers Co., Ltd....................   498,227    221,343
   *Shuttle, Inc..........................................    47,000     21,854
    Sigurd Microelectronics Corp..........................   111,559     96,635
    Silicon Integrated Systems Corp.......................   219,126    110,321
    Siliconware Precision Industries Co...................   113,000    112,600
   #Siliconware Precision Industries Co. Sponsored ADR....   121,099    597,018
   *Silitech Technology Corp..............................    21,209     47,546
    Sinbon Electronics Co., Ltd...........................    36,000     26,223
    Sincere Navigation Corp...............................    96,350    108,757
    Sinkong Textile Co., Ltd..............................    79,800    126,745
    Sinon Corp............................................    88,000     40,893
    SinoPac Holdings Co., Ltd............................. 1,816,000    786,951
    Sinyi Realty Co., Ltd.................................    47,924     91,534
   *Sitronix Technology Corp..............................    32,434     42,409
   *Siward Crystal Technology Co., Ltd....................    26,000     12,292
   *Solytech Enterprise Corp..............................    21,000      9,827
    Sonix Technology Co., Ltd.............................    30,000     49,655
   *South East Soda Manufacturing Co., Ltd................    17,000     21,563
    Southeast Cement Co., Ltd.............................   151,000     65,478
    SPI Electronic Co., Ltd...............................    35,349     34,898
    Spirox Corp...........................................    38,140     23,355
    Springsoft, Inc.......................................    64,498     74,203
    Standard Foods Taiwan, Ltd............................    29,463    136,914
    Star Comgistic Capital Co., Ltd.......................    49,920     55,043
    Stark Technology, Inc.................................    15,000     15,270
    Sunonwealth Electric Machine Industry Co., Ltd........    44,000     38,289
   *Sunplus Technology Co., Ltd...........................   158,000     80,824
   *Sunrex Technology Corp................................    98,028     88,564
    Sunspring Metal Corp..................................    12,000     13,936
   *Super Dragon Technology Co., Ltd......................    12,000     16,407
    Supreme Electronics Co., Ltd..........................    47,000     32,606
    Synnex Technology International Corp..................   138,874    356,512
    T.JOIN Transportation Co., Ltd........................    75,000     88,937
    Ta Chen Stainless Pipe Co., Ltd.......................   193,312    125,951
   *Ta Chong Bank, Ltd....................................   556,800    213,442
    Ta Ya Electric Wire & Cable Co., Ltd..................   231,856     77,092
    Tah Hsin Industrial Corp..............................    71,000     75,965
   *TAI Roun Products Co., Ltd............................     5,000      2,401
    TA-I Technology Co., Ltd..............................    53,993     48,761
   *Taichung Commercial Bank..............................   513,374    202,193
    Tainan Enterprises Co., Ltd...........................    35,000     48,550
    Tainan Spinning Co., Ltd..............................   341,700    229,885
   *Taishin Financial Holdings Co., Ltd................... 1,606,031    857,831
    Taisun Enterprise Co., Ltd............................   112,000     85,454
   *Taita Chemical Co., Ltd...............................    70,000     46,469
    Taiwan Acceptance Corp................................    12,000     32,961
   *Taiwan Business Bank..................................   833,352    319,271
    Taiwan Cement Corp....................................   812,375  1,285,329
    Taiwan Cogeneration Corp..............................   113,078     73,554
    Taiwan Cooperative Bank...............................   941,497    769,891
    Taiwan Fertilizer Co., Ltd............................   196,000    700,387
    Taiwan Fire & Marine Insurance Co., Ltd...............   112,520     95,399
   *Taiwan Fu Hsing Industrial Co., Ltd...................    12,000      8,194
    Taiwan Glass Industrial Corp..........................   200,534    310,968
    Taiwan Hon Chuan Enterprise Co., Ltd..................    53,054    159,525
   *Taiwan Kolin Co., Ltd.................................   292,000         --
   *Taiwan Land Development Corp..........................   110,000     64,087
   *Taiwan Life Insurance Co., Ltd........................    80,262     84,164
    Taiwan Mask Corp......................................   120,700     46,377

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    Taiwan Mobile Co., Ltd................................   142,000 $  390,902
   *Taiwan Navigation Co., Ltd............................    78,000     86,586
    Taiwan Paiho Co., Ltd.................................    52,400     56,322
   *Taiwan Pulp & Paper Corp..............................    65,000     31,988
    Taiwan Sakura Corp....................................    31,000     22,903
    Taiwan Secom Co., Ltd.................................    46,000     85,175
    Taiwan Semiconductor Manufacturing Co., Ltd........... 2,138,214  5,313,783
    Taiwan Sogo Shinkong Security Co., Ltd................    92,117     83,663
    Taiwan Styrene Monomer Corp...........................   203,528     91,501
    Taiwan Tea Corp.......................................   140,648     99,747
    Taiyen Biotech Co., Ltd...............................    67,000     66,957
   *Tatung Co., Ltd.......................................   775,128    397,559
    Teco Electric & Machinery Co., Ltd....................   665,000    475,265
   *Test Research, Inc....................................    32,582     49,437
    Test-Rite International Co., Ltd......................    87,777     80,742
   *Thinking Electronic Industrial Co., Ltd...............    18,000     24,444
   *Thye Ming Industrial Co., Ltd.........................    30,000     41,362
    Ton Yi Industrial Corp................................   300,300    198,044
    Tong Hsing Electronic Industries, Ltd.................    19,009     77,654
   *Tong Yang Industry Co., Ltd...........................   112,455    149,320
    Tong-Tai Machine & Tool Co., Ltd......................    23,760     34,476
    Topco Scientific Co., Ltd.............................    43,240     71,829
   *Topoint Technology Co., Ltd...........................    21,000     19,953
    Transcend Information, Inc............................    48,890    132,448
    Tripod Technology Corp................................    47,000    186,626
    Tsann Kuen Enterprise Co., Ltd........................    42,975    101,396
    TSRC Corp.............................................    77,500    209,985
    TTET Union Corp.......................................    64,000    116,180
   *Tung Ho Spinning, Weaving & Dyeing Co., Ltd...........    67,000     30,903
    Tung Ho Steel Enterprise Corp.........................   264,654    301,223
    TXC Corp..............................................    45,299     74,265
    TYC Brother Industrial Co., Ltd.......................    88,521     43,274
   *Tycoons Group Enterprise Co., Ltd.....................   113,000     31,440
   *Tyntek Corp...........................................   132,722     67,906
    Tze Shin International Co., Ltd.......................    37,000     16,679
    U-Ming Marine Transport Corp..........................   117,000    205,481
    Unimicron Technology Corp.............................   352,312    626,809
   *Union Bank of Taiwan..................................   332,003    120,385
    Uni-President Enterprises Corp........................   253,921    416,719
   *Unitech Printed Circuit Board Corp....................   187,979    109,644
    United Integration Service Co., Ltd...................   102,000    112,516
    United Microelectronics Corp.......................... 3,720,081  1,671,604
   *Unity Opto Technology Co., Ltd........................    70,890     86,839
    Universal Cement Corp.................................   165,000    101,935
    UPC Technology Corp...................................   214,765    169,848
    USI Corp..............................................   141,680    194,148
    Ve Wong Corp..........................................     5,000      4,231
   *Via Technologies, Inc.................................    94,996    113,836
    Visual Photonics Epitacy Co., Ltd.....................    30,615     57,461
    Wah Lee Industrial Corp...............................    42,000     75,035
   *Walsin Lihwa Corp..................................... 1,125,000    535,339
   *Walsin Technology Corp., Ltd..........................   210,548     97,718
    Walton Advanced Engineering, Inc......................    39,000     17,317
   *Wan Hai Lines Co., Ltd................................   365,950    257,209
    Waterland Financial Holdings Co., Ltd.................   752,946    340,759
    Wei Chuan Food Corp...................................    72,000     95,656
    Weikeng Industrial Co., Ltd...........................    57,750     50,925
   *Well Shin Technology Co., Ltd.........................     8,160     12,124
    Wellypower Optronics Corp.............................    23,000     19,046
   *Weltrend Semiconductor, Inc...........................    47,000     28,865
   *Winbond Electronics Corp.............................. 1,061,000    283,774

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
TAIWAN -- (Continued)
   *Wintek Corp..........................................   379,000 $   514,879
    Wistron Corp.........................................   498,639     839,597
    Wistron NeWeb Corp...................................    45,617     161,433
    WPG Holdings, Ltd....................................   216,374     361,590
    WT Microelectronics Co., Ltd.........................    53,038      94,942
   *WUS Printed Circuit Co., Ltd.........................    75,000      49,718
    Yageo Corp...........................................   751,000     305,210
   *Yem Chio Co., Ltd....................................    42,000      43,503
    Yeung Cyang Industrial Co., Ltd......................   153,356     112,407
   *Yi Jinn Industrial Co., Ltd..........................    47,724      16,543
    Yieh Phui Enterprise Co., Ltd........................   345,925     137,824
   *Young Fast Optoelectronics Co., Ltd..................    19,299      89,661
    Young Optics, Inc....................................     6,000      26,139
    Yuanta Financial Holding Co., Ltd.................... 1,553,000   1,110,329
    Yuen Foong Yu Paper Manufacturing Co., Ltd...........   424,524     211,198
    Yulon Motor Co., Ltd.................................   180,783     472,964
    Yung Chi Paint & Varnish Manufacturing Co., Ltd......    29,362      48,178
    Yung Tay Engineering Co., Ltd........................   134,000     255,346
    Zenitron Corp........................................    40,000      27,382
    Zig Sheng Industrial Co., Ltd........................   198,802     125,513
   *Zinwell Corp.........................................    87,010     124,159
    Zippy Technology Corp................................    21,000      16,769
   *Zyxel Communication Corp.............................   156,118     116,965
                                                                    -----------
TOTAL TAIWAN.............................................            94,983,008
                                                                    -----------
THAILAND -- (2.5%)
    A.J. PCL (Foreign)...................................    18,700      18,026
    Aapico Hitech PCL (Foreign) NVDR.....................    95,100      45,597
    Advance Info Service PCL (Foreign)...................   110,900     429,470
   *Airports of Thailand PCL (Foreign)...................   138,600     218,414
    Amata Corp. PCL (Foreign)............................   178,300      93,260
    Asian Property Development PCL (Foreign) NVDR........   603,720     122,465
    Bangchak Petroleum PCL (Foreign).....................   147,000     111,390
    Bangkok Aviation Fuel Services PCL (Foreign).........   142,700      61,243
    Bangkok Bank PCL (Foreign)...........................   201,500   1,192,448
    Bangkok Expressway PCL (Foreign).....................   186,900     115,931
   *Bangkok Land PCL (Foreign) NVDR...................... 4,574,000     110,420
    Bangkok Life Assurance, Ltd. PCL (Foreign) NVDR......    56,900      99,205
    Bank of Ayudhya PCL (Foreign) NVDR...................   565,800     521,693
    Banpu PCL (Foreign)..................................     9,900     242,977
    BEC World PCL (Foreign)..............................   135,100     185,720
    Big C Supercenter PCL (Foreign) NVDR.................    69,300     278,826
    Cal-Comp Electronics (Thailand) PCL (Foreign)........   471,000      53,693
    Central Pattana PCL (Foreign)........................    60,700      74,794
    Central Plaza Hotel PCL (Foreign)....................   110,000      37,988
    CH Karnchang PCL (Foreign)...........................   273,600      72,471
    Charoen Pokphand Foods PCL (Foreign).................   342,193     364,279
    CP ALL PCL (Foreign).................................   204,200     338,907
    Delta Electronics (Thailand) PCL (Foreign)...........   141,700     129,466
    Dynasty Ceramic PCL (Foreign)........................    39,200      68,017
   *Erawan Group PCL (Foreign)...........................   670,600      67,004
    Esso Thailand PCL (Foreign)..........................   492,800     201,581
   *G J Steel PCL (Foreign).............................. 7,783,600      65,244
   *GFPT PCL(Foreign)....................................   139,300      52,310
    Glow Energy PCL (Foreign)............................   118,000     223,537
   *Golden Land Property PCL (Foreign) NVDR..............    54,000       6,590
    Hana Microelectronics PCL (Foreign)..................   119,701      99,935
    Hermraj Land & Development PCL (Foreign)............. 1,842,100     149,468
    Home Product Center PCL (Foreign)....................   432,125     133,296
    IRPC PCL (Foreign)................................... 2,383,000     459,422
    Italian-Thai Development PCL (Foreign)...............   462,000      70,946

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
THAILAND -- (Continued)
    Jasmine International PCL (Foreign)...................   643,800 $   69,075
    Kasikornbank PCL (Foreign)............................   202,000    961,744
    Khon Kaen Sugar Industry PCL (Foreign)................   235,900    123,388
    Kiatnakin Finance PCL (Foreign).......................    75,000     86,756
    Krung Thai Bank PCL (Foreign).........................   954,800    665,879
   *Krungthai Card PCL (Foreign)..........................    68,000     35,567
    L.P.N. Development PCL (Foreign) NVDR.................   352,000    133,365
    Land & Houses PCL (Foreign) NVDR......................   480,700    109,598
    Loxley PCL (Foreign)..................................   500,000     58,676
    Major Cineplex Group PCL (Foreign)....................   167,000     91,829
    MBK PCL (Foreign).....................................    37,500    123,219
    MCOT PCL (Foreign)....................................    51,300     52,461
   *Minor International PCL (Foreign).....................   245,000    110,075
    Padaeng Industry PCL (Foreign) NVDR...................    40,900     27,701
    Polyplex PCL (Foreign)................................    52,800     42,665
    Precious Shipping PCL (Foreign) NVDR..................   190,600    111,836
    Preuksa Real Estate PCL (Foreign).....................   172,400    119,076
    Property Perfect PCL (Foreign)........................ 1,131,600     36,803
    PTT Aromatics & Refining PCL (Foreign)................   221,347    315,415
    PTT Chemical PCL (Foreign)............................    98,000    533,948
    PTT Exploration & Production PCL (Foreign)............   129,400    798,310
    PTT PCL (Foreign).....................................   136,300  1,585,787
    PTT PCL (Foreign) NVDR................................    38,500    447,930
    Quality Houses PCL (Foreign).......................... 1,109,700     70,321
    Ratchaburi Electricity Generating Holding PCL
      (Foreign)...........................................   150,400    216,838
   *Regional Container Lines PCL (Foreign)................   148,500     40,081
    Robinson Department Store PCL (Foreign)...............   116,200    143,180
    Rojana Industrial Park PCL (Foreign)..................   211,000     70,392
    Saha-Union PCL (Foreign)..............................    90,000    102,598
   *Sahaviriya Steel Industries PCL (Foreign)............. 2,401,800     95,025
    Samart Corporation PCL (Foreign)......................   275,000     90,360
    Samart I-Mobile PCL (Foreign).........................   620,000     42,407
    Samart Telcoms PCL (Foreign)..........................   101,100     46,440
    Sansiri PCL (Foreign).................................   349,300     63,243
    Serm Suk PCL (Foreign) NVDR...........................    49,700     99,567
   *Shinawatra Satellite PCL (Foreign)....................   250,400     90,673
    Siam Cement PCL (Foreign) (The) NVDR..................    34,900    445,831
    Siam City Cement PCL (Foreign)........................    20,700    161,019
    Siam Commercial Bank PCL (Foreign)....................   200,200    849,130
   *Siam Future Development PCL (Foreign).................   134,000     28,305
    Siam Makro PCL (Foreign)..............................    28,800    224,992
    Siamgas & Petrochemicals PCL (Foreign)................    86,000     53,633
    Sino-Thai Engineering & Construction PCL (Foreign)....   159,700     61,578
    Sri Trang Agro Industry PCL (Foreign).................   151,800    148,873
    STP & I PCL (Foreign).................................    48,500     37,564
    Supalai PCL (Foreign).................................   234,400    109,243
    SVI PCL (Foreign).....................................   312,400     53,943
   *Tata Steel (Thailand) PCL (Foreign)................... 1,392,000     66,275
   *Thai Airways International PCL (Foreign)..............   272,100    257,731
    Thai Oil PCL (Foreign)................................   183,100    471,179
    Thai Plastic & Chemicals PCL (Foreign)................   120,200    119,898
    Thai Stanley Electric (Thailand) PCL (Foreign)........    18,000    106,220
    Thai Tap Water Supply PCL (Foreign)...................   342,300     68,288
    Thai Union Frozen Products PCL (Foreign)..............   132,615    253,447
    Thai Vegetable Oil PCL (Foreign)......................   111,575     95,395
    Thanachart Capital PCL (Foreign)......................   247,100    252,692
    Thoresen Thai Agencies PCL (Foreign)..................   105,710     67,342
    Ticon Industrial Connection PCL (Foreign).............   154,200     74,450
   *Tisco Financial Group PCL (Foreign) NVDR..............    88,000    118,022
    TMB Bank PCL (Foreign)................................ 4,173,700    285,477
   *Total Access Communication PCL (Foreign) NVDR.........   265,300    600,427

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED



                                                           SHARES     VALUE++
                                                          --------- -----------
THAILAND -- (Continued)
    TPI Polene PCL (Foreign).............................   116,400 $    50,736
   *True Corp. PCL (Foreign)............................. 1,163,247     159,130
    Vanachai Group PCL (Foreign).........................   368,000      58,979
    Vinythai PCL (Foreign)...............................   176,100     111,594
                                                                    -----------
TOTAL THAILAND...........................................            19,719,654
                                                                    -----------
TURKEY -- (1.6%)
    Adana Cimento Sanayii Ticaret A.S. Class A...........    16,667      44,159
   *Advansa Sasa Polyester Sanayi A.S....................    23,377      30,198
    Akbank T.A.S.........................................   140,498     610,758
    Akcansa Cimento Sanayi ve Ticaret A.S................    22,432      94,587
   *Akenerji Elektrik Uretim A.S.........................    47,646     100,809
    Aksa Akrilik Kimya Sanayii A.S.......................    42,797     134,114
   *Aksigorta A.S........................................    73,247      69,550
    Alarko Holding A.S...................................    40,057      85,346
    Albaraka Turk Katilim Bankasi A.S....................    26,194      34,632
    Altinyildiz Mensucat ve Konfeksiyon Fabrikalari
      A.S................................................     6,048      77,807
    Anadolu Anonim Turk Sigorta Sirketi A.S..............   106,192      69,407
    Anadolu Cam Sanayii A.S..............................    43,439      92,775
    Anadolu Hayat Sigorta A.S............................    13,626      29,269
   *Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.........     2,861      18,329
    Arcelik A.S..........................................    58,926     268,064
   *Asya Katilim Bankasi A.S.............................   144,026     202,960
    Aygaz A.S............................................    44,883     278,221
    Bagfas Bandirma Gubre Fabrikalari A.S................       979      90,652
    Banvit Bandirma Vitaminli Yem Sanayii A.S............     8,696      21,430
    Bati Anabolu Cimento A.S.............................    12,114      54,664
    BIM BirlesikMagazalar A.S............................    10,372     353,418
    Bolu Cimento Sanayii A.S.............................    27,885      24,539
   *Borusan Mannesmann Boru Sanayi ve Ticaret A.S........     2,700      49,251
    Bursa Cimento Fabrikasi A.S..........................    17,774      50,863
    Cimsa Cimento Sanayi ve Ticaret A.S..................    18,766      92,757
    Coca-Cola Icecek A.S.................................    14,861     213,051
   *Dogan Gazetecilik A.S................................    18,577      24,691
   *Dogan Sirketler Grubu Holdings A.S...................   346,312     177,492
   *Dogan Yayin Holding A.S..............................   104,874      57,699
   *Dogus Otomotiv Servis ve Ticaret A.S.................    33,498      89,656
    Eczacibasi Yatirim Holding Ortakligi A.S.............       808       2,538
    EGE Seramik Sanayi ve Ticaret A.S....................    14,245      17,810
    Enka Insaat ve Sanayi A.S............................    41,647     113,427
    Eregli Demir ve Celik Fabrikalari T.A.S..............   203,042     477,576
    Fenerbahce Sportif Hizmetler Sanayi ve Ticaret A.S...     1,211      30,250
    Ford Otomotiv Sanayi A.S.............................    14,506     113,897
    Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S...       202      37,906
    Gentas Genel Metal Sanayi ve Ticaret A.S.............    22,703      33,704
   *Global Yatirim Holding A.S...........................   111,942      88,142
   *Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S......    42,137      19,884
    Goodyear Lastikleri T.A.S............................     3,343     135,288
   *GSD Holding A.S......................................   113,158      54,087
   *Gubre Fabrikalari Ticaret A.S........................     5,602      44,255
   *Gunes Sigorta A.S....................................    26,269      34,891
   *Hurriyet Gazetecilik ve Matbaacilik A.S..............   108,056      71,638
   *Ihlas EV Aletleri A.S................................    60,826      37,387
   *Izmir Demir Celik Sanayi A.S.........................    42,810      99,360
   *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S... 62,083 40,372 *Kardemir Karabuk Demir Celik Sanayi ve Ticaret
     A.S. Class B........................................    24,990      18,009
   *Kardemir Karabuk Demir Celik Sanayi ve Ticaret
     A.S. Class D........................................   138,771      81,954
    Kartonsan Karton Sanayi ve Ticaret A.S...............       699      79,053
   *Kerevitas Gida Sanayii ve Ticaret A.S................       564      24,046
    Koc Holding A.S. Series B............................   125,332     523,039
    Konya Cimento Sanayii A.S............................       173      26,231

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED



                                                           SHARES    VALUE++
                                                           ------- ------------
TURKEY -- (Continued)
   *Koza Anadolu Metal Madencilik Isletmeleri A.S.........  25,565 $     74,966
    Mardin Cimento Sanayii ve Ticaret A.S.................  12,776       48,955
   *Net Holding A.S.......................................  68,640       58,788
    Nortel Networks Netas Telekomuenikasyon A.S...........   1,451      123,595
    Otokar Otomotive Ve Savunma Sanayi A.S................   2,922       72,660
   *Park Elektrik Uretim Madencilik Sanayi ve Ticaret
     A.S..................................................  21,788       49,830
   *Petkim Petrokimya Holding A.S......................... 191,929      286,192
    Pinar Entegre Et ve Un Sanayi A.S.....................   7,325       30,291
    Pinar SUT Mamulleri Sanayii A.S.......................  11,295      101,319
   *Reysas Tasimacilik ve Lojistik Ticaret A.S............  26,139       22,621
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S....  23,277       56,086
    Sekerbank T.A.S....................................... 185,099      108,805
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S..............  70,422       83,329
    Soda Sanayii A.S......................................   8,073       14,231
   *TAT Konserve Sanayii A.S..............................  20,694       44,050
   *TAV Havalimanlari Holding A.S.........................  33,314      162,235
    Tekfen Holding A.S....................................  39,239      135,702
   *Tekstil Bankasi A.S...................................  71,792       34,693
    Tofas Turk Otomobil Fabrikasi A.S.....................  43,093      177,770
   *Trabzonspor Sportif Yatirim ve T.A.S..................   2,096       21,079
    Trakya Cam Sanayii A.S................................  93,195      197,975
    Tupras Turkiye Petrol Rafinerileri A.S................  23,435      568,845
    Turcas Petrol A.S.....................................  27,776       56,043
    Turk Telekomunikasyon A.S.............................  37,491      158,975
    Turk Traktor ve Ziraat Makineleri A.S.................   2,086       47,038
   *Turkcell Iletisim Hizmetleri AS ADR...................  32,084      410,675
    Turkiye Garanti Bankasi A.S........................... 243,635    1,069,084
    Turkiye Halk Bankasi A.S..............................  31,376      219,088
    Turkiye Is Bankasi A.S................................ 331,542      946,173
    Turkiye Sinai Kalkinma Bankasi A.S.................... 157,076      219,107
    Turkiye Sise ve Cam Fabrikalari A.S................... 191,009      414,812
    Turkiye Vakiflar Bankasi T.A.O........................ 165,873      345,547
    Ulker Biskuvi Sanayi A.S..............................  33,575      108,539
   *Vestel Elektronik Sanayi ve Ticaret A.S...............  38,163       56,503
    Yapi Kredi Sigorta A.S................................   7,630       74,710
   *Yapi ve Kredi Bankasi A.S............................. 119,023      282,425
   *Zorlu Enerji Elektrik Uretim A.S......................  32,338       39,860
                                                                   ------------
TOTAL TURKEY..............................................           12,668,488
                                                                   ------------
UNITED STATES -- (0.0%)
   *Central European Media Enterprises, Ltd. Class A......     322        6,157
                                                                   ------------
TOTAL COMMON STOCKS.......................................          683,770,005
                                                                   ------------
PREFERRED STOCKS -- (6.2%)
BRAZIL -- (6.2%)
    AES Tiete SA..........................................  23,500      365,035
    Alpargatas SA.........................................  25,745      179,286
    Banco Bradesco SA Sponsored ADR....................... 367,818    7,073,140
    Banco Cruzeiro do Sul SA..............................   3,800       35,774
    Banco do Estado do Rio Grande do Sul SA...............  49,769      498,380
    Brasil Telecom SA ADR.................................  20,032      517,627
    Braskem SA Preferred A Sponsored ADR..................  25,800      626,166
    Centrais Electricas de Santa Catarina SA..............   6,450      167,774
    Centrais Eletricas Brasileiras SA.....................  21,500      324,957
   #Cia Brasileira de Distribuicao Grupo Pao de Acucar
     SA Sponsored ADR Series A............................  23,926    1,033,364
    Cia de Tecidos Norte de Minas - Coteminas SA..........   8,100       21,414
    Cia de Transmissao de Energia Electrica Paulista SA
      Series A............................................   5,700      172,303
    Cia Energetica de Minas Gerais SA Sponsored ADR.......  55,150    1,064,395
    Cia Energetica do Ceara SA Series A...................   6,000      135,410
    Cia Paranaense de Energia SA Sponsored ADR Series A...  23,800      575,246
    Confab Industrial SA..................................  89,813      239,177

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED



                                                            SHARES    VALUE++
                                                            ------- -----------
BRAZIL -- (Continued)
   *Contax Participacoes SA................................   7,600 $    99,481
   *Eletropaulo Metropolitana Eletricidade de Sao Paulo SA.  22,900     535,566
    Ferbasa-Ferro Ligas Da Bahia SA........................   9,900      65,751
    Forjas Taurus SA.......................................  13,520      20,486
    Gerdau SA..............................................   6,938      62,448
    Gerdau SA Sponsored ADR................................ 179,429   1,636,392
    Gol Linhas Aereas Inteligentes SA......................  21,700     167,908
    Inepar SA Industria e Construcoes......................   7,500      19,828
    Itau Unibanco Holding SA ADR........................... 265,966   5,417,727
    Klabin SA.............................................. 163,000     554,947
    Lojas Americanas SA....................................  47,003     426,126
    Marcopolo SA...........................................  76,000     308,734
    Metalurgica Gerdau SA..................................  54,700     626,060
   #Petroleo Brasileiro SA ADR............................. 378,873  11,642,767
    Randon e Participacoes SA..............................  42,300     294,028
    Saraiva SA Livreiros Editores..........................   7,000     128,639
    Suzano Papel e Celullose SA............................  82,700     548,720
    TAM SA.................................................  20,900     400,925
    Tele Norte Leste Participacoes SA ADR..................  59,600     833,208
    Telecomunicacoes de Sao Paulo SA ADR...................  51,983   1,648,901
    Telemar Norte Leste SA.................................   9,700     278,957
   #Tim Participacoes SA ADR...............................  10,080     504,403
    Ultrapar Participacoes SA..............................  25,444     450,850
    Ultrapar Participacoes SA Sponsored ADR................   9,200     166,704
   *Unipar Participacoes SA Class B........................ 125,400      33,961
    Usinas Siderurgicas de Minas Gerais SA Series A........ 154,700   1,112,232
    Vale SA Sponsored ADR.................................. 230,754   6,811,858
                                                                    -----------
TOTAL BRAZIL...............................................          47,827,055
                                                                    -----------
CHILE -- (0.0%)
    Embotelladora Andina SA................................  19,448      76,942
                                                                    -----------
MALAYSIA -- (0.0%)
   *TA Global Berhad....................................... 264,180      28,887
                                                                    -----------
TOTAL PREFERRED STOCKS.....................................          47,932,884
                                                                    -----------
RIGHTS/WARRANTS -- (0.0%)
CHILE -- (0.0%)
   *Cia Sud Americana de Vapores SA Rights 06/30/11........ 197,378         108
                                                                    -----------
CHINA -- (0.0%)
   *Xiwang Sugar Holdings Co., Ltd. Warrants 02/22/12......  19,049          --
                                                                    -----------
MALAYSIA -- (0.0%)
   *Coastal Contracts Berhad Warrants 07/18/16.............   7,090       1,708
   *Hap Seng Consolidated Berhad Warrants 08/09/16.........  42,420          --
   *Press Metal Berhad Rights 08/15/11.....................   9,367          --
   *QL Resources Berhad Warrants 02/13/13..................   5,030       1,449
                                                                    -----------
TOTAL MALAYSIA.............................................               3,157
                                                                    -----------
TAIWAN -- (0.0%)
   *First Financial Holding Co., Ltd. Rights 09/09/11...... 115,389      13,606
                                                                    -----------
THAILAND -- (0.0%)
   *Erawan Group PCL (Foreign) Warrants 12/17/13...........  67,060       2,451
   *Property Perfect PCL (Foreign) Rights..................  31,433          --
   *Rojana Industrial Park PCL (Foreign) Warrants 12/31/99.  70,333      14,031
                                                                    -----------
TOTAL THAILAND.............................................              16,482
                                                                    -----------
TOTAL RIGHTS/WARRANTS......................................              33,353
                                                                    -----------

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                     FACE
                                                                                                    AMOUNT        VALUE+
                                                                                                  -----------  ------------
                                                                                                     (000)
TEMPORARY CASH INVESTMENTS -- (4.0%)
   Repurchase Agreement, PNC Capital Markets, Inc. 0.05%, 08/01/11 (Collateralized by
     $31,095,000 FNMA 2.24%, 07/06/15, valued at $31,872,375) to be repurchased at
     $31,399,131................................................................................. $    31,399  $ 31,399,000
                                                                                                               ------------

                                                                                                    SHARES/
                                                                                                     FACE
                                                                                                    AMOUNT
                                                                                                  -----------
                                                                                                     (000)
SECURITIES LENDING COLLATERAL -- (2.1%)
(S)@DFA Short Term Investment Fund...............................................................  10,221,298    10,221,298
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 08/01/11 (Collateralized by
     $50,795,500 U.S. Treasury Note 0.750%, 06/15/14, valued at $4,502,973)## to be repurchased
     at $4,414,750............................................................................... $     4,415     4,414,676
   @Repurchase Agreement, Deutsche Bank Securities, Inc. DVP 0.00%, 08/01/11 (Collateralized
     by $1,969,188 U.S. Treasury Note 1.250%, 10/31/15, valued at $1,988,439) to be repurchased
     at $1,949,712...............................................................................       1,950     1,949,691
                                                                                                               ------------
TOTAL SECURITIES LENDING COLLATERAL..............................................................                16,585,665
                                                                                                               ------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $587,228,026)^^........................................................................              $779,720,907
                                                                                                               ============

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED



Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                               VALUATION INPUTS
                               -----------------------------------------------
                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------
                                 LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               ------------ ------------  ------- ------------
Common Stocks
   Brazil..................... $ 59,221,497           --    --    $ 59,221,497
   Chile......................   14,314,830           --    --      14,314,830
   China......................   19,501,488 $ 87,975,162    --     107,476,650
   Colombia...................    1,969,220           --    --       1,969,220
   Czech Republic.............      167,465    3,028,067    --       3,195,532
   Egypt......................           --      643,727    --         643,727
   Hungary....................       15,873    2,912,012    --       2,927,885
   India......................    7,019,516   57,940,798    --      64,960,314
   Indonesia..................    1,523,616   23,617,534    --      25,141,150
   Israel.....................           --       54,389    --          54,389
   Malaysia...................           --   23,324,513    --      23,324,513
   Mexico.....................   34,025,176           --    --      34,025,176
   Peru.......................    1,456,997           --    --       1,456,997
   Philippines................      299,980    7,957,399    --       8,257,379
   Poland.....................           --   13,370,824    --      13,370,824
   Russia.....................      686,814   33,706,891    --      34,393,705
   South Africa...............   10,024,810   49,022,784    --      59,047,594
   South Korea................   15,552,914   87,058,402    --     102,611,316
   Taiwan.....................    3,254,284   91,728,724    --      94,983,008
   Thailand...................   19,719,654           --    --      19,719,654
   Turkey.....................      410,675   12,257,813    --      12,668,488
   United States..............        6,157           --    --           6,157
Preferred Stocks
   Brazil.....................   47,827,055           --    --      47,827,055
   Chile......................       76,942           --    --          76,942
   Malaysia...................           --       28,887    --          28,887
Rights/Warrants
   Chile......................          108           --    --             108
   China......................           --           --    --              --
   Malaysia...................        1,449        1,708    --           3,157
   Taiwan.....................           --       13,606    --          13,606
   Thailand...................           --       16,482    --          16,482
Temporary Cash Investments....           --   31,399,000    --      31,399,000
Securities Lending Collateral.           --   16,585,665    --      16,585,665
Futures Contracts**...........           --     (376,264)   --        (376,264)
                               ------------ ------------    --    ------------
TOTAL......................... $237,076,520 $542,268,123    --    $779,344,643
                               ============ ============    ==    ============

** Not refl1ected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                                                                  VALUE+
                                                              --------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The Tax-Managed U.S. Marketwide Value
      Series of
       The DFA Investment Trust Company...................... $2,179,756,657
                                                              --------------
           TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
             COMPANY (Cost $1,863,336,728)^^................. $2,179,756,657
                                                              ==============

Summary of inputs used to value the Portfolio's Master Fund's investments as of July 31, 2011 located within this report (See Security Valuation Note):

              See accompanying Notes to Schedules of Investments.

                       TAX-MANAGED U.S. EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                              SHARES   VALUE+
                                                              ------ ----------
COMMON STOCKS -- (93.7%)
Consumer Discretionary -- (11.3%)
   *1-800-FLOWERS.COM, Inc...................................  1,200 $    3,612
   *99 Cents Only Stores.....................................  7,100    140,225
    Aaron's, Inc.............................................  7,350    185,294
    Abercrombie & Fitch Co...................................  9,050    661,736
   *AC Moore Arts & Crafts, Inc..............................  1,068      1,976
    Acme United Corp.........................................    400      4,044
    Advance Auto Parts, Inc..................................  8,800    483,736
  #*Aeropostale, Inc.........................................  8,325    140,276
   *AFC Enterprises, Inc.....................................  2,600     40,170
    AH Belo Corp.............................................  1,226      7,846
   *Amazon.com, Inc.......................................... 36,100  8,032,972
    Ambassadors Group, Inc...................................  1,423     12,124
   *AMC Networks, Inc. Class A...............................  5,825    216,632
  #*American Apparel, Inc....................................    532        553
   *American Axle & Manufacturing Holdings, Inc..............  6,993     80,210
    American Eagle Outfitters, Inc........................... 19,000    249,660
    American Greetings Corp. Class A.........................  3,222     71,432
  #*American Public Education, Inc...........................  2,200    100,254
   *America's Car-Mart, Inc..................................  1,100     37,224
   *Amerigon, Inc............................................  2,000     33,640
    Ameristar Casinos, Inc...................................  2,600     57,720
  #*ANN, Inc.................................................  5,325    138,131
   *Apollo Group, Inc. Class A............................... 14,010    712,128
    Arbitron, Inc............................................  2,700    105,624
  #*Archipelago Learning, Inc................................  1,373     13,236
   *Arctic Cat, Inc..........................................  2,500     41,200
   *Asbury Automotive Group, Inc.............................  3,400     73,202
   *Ascena Retail Group, Inc.................................  7,119    230,086
   *Ascent Capital Group, Inc. Class A.......................    835     40,172
   *Audiovox Corp. Class A...................................  1,600     11,504
    Autoliv, Inc.............................................  9,000    595,440
  #*AutoNation, Inc.......................................... 14,109    530,640
   *AutoZone, Inc............................................  2,400    685,080
   *Ballantyne Strong, Inc...................................  2,600      9,932
   *Bally Technologies, Inc..................................  4,400    173,492
   #Barnes & Noble, Inc......................................  3,400     59,160
    Bassett Furniture Industries, Inc........................    306      2,417
   *Beasley Broadcast Group, Inc.............................    325      1,368
   *Beazer Homes USA, Inc....................................  3,899     11,307
    bebe stores, Inc.........................................  5,075     37,606
   *Bed Bath & Beyond, Inc................................... 25,084  1,467,163
   *Belo Corp................................................  8,900     62,211
   *Benihana, Inc............................................    500      4,560
   *Benihana, Inc. Class A...................................    300      2,766
   #Best Buy Co., Inc........................................ 35,005    966,138
    Big 5 Sporting Goods Corp................................  2,146     17,705
   *Big Lots, Inc............................................  8,052    280,451
   *Biglari Holdings, Inc....................................    215     79,157
  #*BJ's Restaurants, Inc....................................  2,498    115,832
  #*Blue Nile, Inc...........................................  1,461     61,888
   *Bluegreen Corp...........................................  2,100      5,418
    Blyth, Inc...............................................    799     50,545
    Bob Evans Farms, Inc.....................................  3,500    120,890
   #Bon-Ton Stores, Inc. (The)...............................  2,096     21,274
    Books-A-Million, Inc.....................................  1,295      4,002
  #*BorgWarner, Inc.......................................... 11,300    899,706
  #*Boyd Gaming Corp.........................................  5,900     51,566
  #*Bridgepoint Education, Inc...............................  4,900    121,324

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
    Brinker International, Inc..............................   9,150 $  219,783
   #Brown Shoe Co., Inc.....................................   5,187     52,389
   #Brunswick Corp..........................................   6,217    135,717
   #Buckle, Inc.............................................   4,425    196,072
   *Buffalo Wild Wings, Inc.................................   1,800    114,354
   *Build-A-Bear-Workshop, Inc..............................   2,400     14,856
   *Cabela's, Inc...........................................   6,100    166,896
    Cablevision Systems Corp................................  23,300    567,588
   *Cache, Inc..............................................     800      4,640
    Callaway Golf Co........................................   6,900     43,815
   *Cambium Learning Group, Inc.............................  13,031     41,178
   *Canterbury Park Holding Corp............................     500      5,685
   *Capella Education Co....................................   1,400     59,850
   *Career Education Corp...................................   6,800    154,292
   *Caribou Coffee Co., Inc.................................   1,492     19,709
   *CarMax, Inc.............................................  23,094    738,315
    Carnival Corp...........................................  47,532  1,582,816
    Carriage Services, Inc..................................   2,667     15,229
   *Carrols Restaurant Group, Inc...........................   1,578     15,512
   *Carter's, Inc...........................................   6,800    227,800
   *Casual Male Retail Group, Inc...........................   4,200     17,682
    Cato Corp. Class A......................................   3,450     95,979
   *Cavco Industries, Inc...................................   1,157     49,242
    CBS Corp. Class A.......................................   5,528    152,573
    CBS Corp. Class B.......................................  66,297  1,814,549
    CEC Entertainment, Inc..................................   1,857     71,866
   *Central European Media Enterprises, Ltd. Class A........     424      8,107
   *Charming Shoppes, Inc...................................  11,600     47,560
   *Charter Communications, Inc. Class A....................  10,800    583,200
   *Cheesecake Factory, Inc.................................   5,650    162,890
    Cherokee, Inc...........................................     542      8,596
    Chico's FAS, Inc........................................  18,200    274,638
  #*Children's Place Retail Stores, Inc. (The)..............   2,340    113,069
   *Chipotle Mexican Grill, Inc.............................   3,385  1,098,703
    Choice Hotels International, Inc........................   3,695    112,661
    Christopher & Banks Corp................................   3,217     20,267
    Churchill Downs, Inc....................................   1,444     63,435
    Cinemark Holdings, Inc..................................  10,500    204,645
   *Citi Trends, Inc........................................   1,200     16,836
   *Clear Channel Outdoor Holdings, Inc. Class A............   4,227     49,667
    Coach, Inc..............................................  29,868  1,928,278
  #*Coinstar, Inc...........................................   2,900    141,694
  #*Collective Brands, Inc..................................   8,400     98,952
    Collectors Universe, Inc................................     700     10,948
    Columbia Sportswear Co..................................   3,127    179,490
    Comcast Corp. Class A................................... 217,803  5,231,628
    Comcast Corp. Special Class A...........................  74,663  1,742,634
  #*Conn's, Inc.............................................   1,582     13,020
    Cooper Tire & Rubber Co.................................   5,600     94,416
   *Core-Mark Holding Co., Inc..............................   1,317     49,045
   *Corinthian Colleges, Inc................................   8,800     36,608
   *Cost Plus, Inc..........................................   2,200     19,558
    CPI Corp................................................   1,000     11,140
   #Cracker Barrel Old Country Store, Inc...................   2,500    112,775
   *Crocs, Inc..............................................   9,700    303,901
  #*Crown Media Holdings, Inc...............................     130        221
    CSS Industries, Inc.....................................   1,250     24,800
   *Culp, Inc...............................................   1,566     13,937
   *Cumulus Media, Inc......................................   2,000      7,060
  #*Dana Holding Corp.......................................  14,500    241,715
    Darden Restaurants, Inc.................................  13,490    685,292

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   *Deckers Outdoor Corp....................................   4,200 $  416,850
   *dELiA*s, Inc............................................   1,100      1,936
    Destination Maternity Corp..............................   1,600     26,272
   #DeVry, Inc..............................................   6,500    403,910
   *Dick's Sporting Goods, Inc..............................  10,014    370,518
    Dillard's, Inc. Class A.................................   3,826    215,251
   *DineEquity, Inc.........................................   1,500     78,150
   *DIRECTV Class A.........................................  82,089  4,160,271
   *Discovery Communications, Inc. Class A..................  14,581    580,324
   *Discovery Communications, Inc. Class C..................  14,852    535,118
   *DISH Network Corp.......................................  22,200    657,786
   *Dolan Media Co..........................................   2,800     22,204
   *Dollar General Corp.....................................  10,800    339,768
   *Dollar Tree, Inc........................................  12,450    824,564
   *Domino's Pizza, Inc.....................................   6,062    162,886
   *Dorman Products, Inc....................................   1,189     42,483
    Dover Downs Gaming & Entertainment, Inc.................   2,000      6,200
    DR Horton, Inc..........................................  29,700    352,836
  #*DreamWorks Animation SKG, Inc...........................   7,680    167,885
    Drew Industries, Inc....................................   1,700     36,210
   *DSW, Inc................................................   1,808     95,788
   *E.W. Scripps Co. Class A (The)..........................   3,400     29,308
  #*Education Management Corp...............................   6,945    154,943
    Einstein Noah Restaurant Group, Inc.....................   1,130     17,718
   *Entercom Communications Corp............................   2,510     19,929
    Ethan Allen Interiors, Inc..............................   2,900     53,360
   *Exide Technologies......................................   9,000     64,440
    Expedia, Inc............................................   1,914     60,655
   *Express, Inc............................................   4,400     98,736
    Family Dollar Stores, Inc...............................  12,412    659,201
   *Famous Dave's of America, Inc...........................   1,098     11,265
   *Federal-Mogul Corp......................................   8,860    169,846
    Finish Line, Inc. Class A...............................   5,300    112,890
   *Fisher Communications, Inc..............................     600     17,592
    Foot Locker, Inc........................................  15,042    326,863
   *Ford Motor Co........................................... 327,940  4,004,147
    Fortune Brands, Inc.....................................  15,380    926,030
   *Fossil, Inc.............................................   6,950    873,406
    Fred's, Inc.............................................   5,517     72,714
  #*Fuel Systems Solutions, Inc.............................   2,050     43,542
   *Furniture Brands International, Inc.....................   4,400     17,732
    Gaiam, Inc..............................................   1,309      5,655
  #*GameStop Corp. Class A..................................  13,540    319,273
    Gaming Partners International Corp......................     800      6,272
    Gannett Co., Inc........................................  22,900    292,204
    Gap, Inc................................................  41,261    795,925
    Garmin, Ltd.............................................  12,855    419,459
   *Gaylord Entertainment Co................................   3,437    100,842
   *Geeknet, Inc............................................     500     12,320
   *General Motors Co.......................................  48,300  1,336,944
   *Genesco, Inc............................................   2,400    124,320
    Gentex Corp.............................................  14,654    415,294
    Genuine Parts Co........................................  16,430    873,419
   *G-III Apparel Group, Ltd................................   1,500     46,305
   *Global Sources, Ltd.....................................   3,200     29,472
   *Global Traffic Network, Inc.............................   2,700     31,833
   *Goodyear Tire & Rubber Co...............................  23,460    379,348
   *Grand Canyon Education, Inc.............................   3,441     52,957
   *Gray Television, Inc....................................   3,550      8,626
   *Great Wolf Resorts, Inc.................................     100        349
    Group 1 Automotive, Inc.................................   2,780    132,411

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
    Guess?, Inc.............................................   6,500 $  247,780
   #H&R Block, Inc..........................................  28,620    428,155
   *Hanesbrands, Inc........................................   9,375    286,031
    Harley-Davidson, Inc....................................  24,901  1,080,454
    Harman International Industries, Inc....................   7,300    303,680
    Harte-Hanks, Inc........................................   4,419     36,103
    Hasbro, Inc.............................................  13,000    514,280
    Haverty Furniture Cos., Inc.............................   1,700     18,853
   *Helen of Troy, Ltd......................................   4,100    132,225
  #*hhgregg, Inc............................................   2,516     31,022
   *Hibbett Sporting Goods, Inc.............................   2,888    113,325
    Hillenbrand, Inc........................................   5,805    127,071
   #Home Depot, Inc......................................... 170,642  5,960,525
    Hooker Furniture Corp...................................   1,300     11,726
    Hot Topic, Inc..........................................   5,100     38,097
   *HSN, Inc................................................   5,198    169,923
   *Hyatt Hotels Corp. Class A..............................   4,393    170,404
   *Iconix Brand Group, Inc.................................   7,198    167,929
    International Game Technology...........................  31,500    585,585
    International Speedway Corp.............................   2,675     74,820
    Interpublic Group of Cos., Inc. (The)...................  51,316    503,410
   *Interval Leisure Group, Inc.............................   5,038     64,738
   *iRobot Corp.............................................   2,385     83,380
   *Isle of Capri Casinos, Inc..............................   3,400     28,832
  #*ITT Educational Services, Inc...........................   3,000    257,010
   *J. Alexander's Corp.....................................     800      5,232
   #J.C. Penney Co., Inc....................................  18,070    555,833
   *Jack in the Box, Inc....................................   4,400     99,968
  #*JAKKS Pacific, Inc......................................   2,600     45,370
    Jarden Corp.............................................   7,825    242,497
    Johnson Controls, Inc...................................  70,951  2,621,639
   *Johnson Outdoors, Inc. Class A..........................   1,187     21,164
    Jones Group, Inc. (The).................................   9,370    121,248
  #*Jos. A. Bank Clothiers, Inc.............................   3,300    169,323
   *Journal Communications, Inc.............................   2,631     13,050
   *K12, Inc................................................   3,200    102,656
   #KB Home.................................................   9,900     84,051
   *Kenneth Cole Productions, Inc. Class A..................   1,100     14,036
   *Kid Brands, Inc.........................................   1,700      7,803
  #*Kirkland's, Inc.........................................   2,277     24,569
   *Knology, Inc............................................   3,804     52,229
    Kohl's Corp.............................................  28,460  1,557,047
   *Kona Grill, Inc.........................................   1,120      8,243
   *Krispy Kreme Doughnuts, Inc.............................   6,700     54,806
  #*K-Swiss, Inc. Class A...................................   2,837     30,242
    Lacrosse Footwear, Inc..................................     261      3,628
   *Lakeland Industries, Inc................................   1,000      8,240
   *Lakes Entertainment, Inc................................     859      1,873
   *Lamar Advertising Co. Class A...........................   5,915    150,596
   *Las Vegas Sands Corp....................................  38,600  1,821,148
   *La-Z-Boy, Inc...........................................   6,000     52,620
   *Leapfrog Enterprises, Inc...............................   3,100     12,090
    Lear Corp...............................................  10,800    529,200
    Learning Tree International, Inc........................   1,342     13,460
  #*Lee Enterprises, Inc....................................   2,191      2,016
    Leggett & Platt, Inc....................................  14,897    323,265
   #Lennar Corp. Class A....................................  15,500    274,195
    Lennar Corp. Class B Voting.............................   2,453     34,587
  #*Libbey, Inc.............................................   2,200     34,034
   *Liberty Global, Inc. Class A............................  13,037    544,947
  #*Liberty Global, Inc. Class B............................      95      4,142

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   *Liberty Global, Inc. Class C............................  11,926 $  476,682
   *Liberty Media Corp. Capital Class A.....................  10,116    807,358
   *Liberty Media Corp. Interactive Class A.................  58,700    963,267
   *Liberty Media Corp. Interactive Class B.................     400      6,592
   *Liberty Media-Starz Corp. Series A......................   5,255    403,374
   *Liberty Media-Starz Corp. Series B......................     227     18,084
  #*Life Time Fitness, Inc..................................   3,100    129,456
    Lifetime Brands, Inc....................................     300      3,300
    Limited Brands, Inc.....................................  28,260  1,069,924
   *LIN TV Corp. Class A....................................   2,800     11,480
    Lincoln Educational Services Corp.......................   2,164     38,692
    Lithia Motors, Inc......................................   1,387     28,628
   *Live Nation Entertainment, Inc..........................  15,286    169,675
   *LKQ Corp................................................  14,189    348,624
   *Lowe's Cos., Inc........................................ 138,140  2,981,061
   *Luby's, Inc.............................................   1,849     10,114
   *M/I Homes, Inc..........................................   2,200     24,860
    Mac-Gray Corp...........................................   1,591     23,388
    Macy's, Inc.............................................  45,200  1,304,924
   *Madison Square Garden Co. (The).........................   6,507    172,436
   *Maidenform Brands, Inc..................................   2,442     63,126
    Marcus Corp.............................................   2,400     23,232
   *Marine Products Corp....................................   1,898     10,344
   *MarineMax, Inc..........................................   1,700     15,623
   #Marriott International, Inc. Class A....................  29,026    943,345
  #*Martha Stewart Living Omnimedia, Inc. Class A...........   3,500     14,350
    Mattel, Inc.............................................  36,465    972,157
    Matthews International Corp. Class A....................   2,700     97,713
  #*McClatchy Co. (The).....................................   4,300      9,675
   *McCormick & Schmick's Seafood Restaurants, Inc..........   2,212     19,554
    McDonald's Corp......................................... 104,825  9,065,266
    McGraw-Hill Cos., Inc...................................  29,600  1,231,360
    MDC Holdings, Inc.......................................   4,445    100,501
   *Media General, Inc. Class A.............................     800      2,184
    Men's Wearhouse, Inc. (The).............................   5,635    184,772
   #Meredith Corp...........................................   3,900    116,415
   *Meritage Homes Corp.....................................   3,400     74,290
  #*MGM Resorts International...............................  34,228    517,185
   *Midas, Inc..............................................   1,115      6,088
   *Modine Manufacturing Co.................................   3,900     58,149
   *Mohawk Industries, Inc..................................   5,948    309,474
   *Monarch Casino & Resort, Inc............................   1,845     21,310
    Monro Muffler Brake, Inc................................   2,832    101,272
   *Morgans Hotel Group Co..................................   1,342      9,609
   #Morningstar, Inc........................................   2,300    143,428
   *Morton's Restaurant Group, Inc..........................   1,090      7,554
   *Motorcar Parts of America, Inc..........................     783     10,109
    Movado Group, Inc.......................................   2,362     38,217
   *Multimedia Games Holding Co., Inc.......................   2,364     10,260
   *Nathan's Famous, Inc....................................     509      9,676
    National CineMedia, Inc.................................   5,600     82,488
   *Nautilus, Inc...........................................   2,449      4,604
  #*Netflix, Inc............................................   6,500  1,728,935
   *New Frontier Media, Inc.................................     200        280
   *New York & Co., Inc.....................................   5,059     27,622
  #*New York Times Co. Class A (The)........................  12,700    108,966
    Newell Rubbermaid, Inc..................................  29,784    462,248
    News Corp. Class A...................................... 193,679  3,102,738
    News Corp. Class B......................................  46,563    768,290
    NIKE, Inc. Class B......................................  36,719  3,310,218
   #Nordstrom, Inc..........................................  18,100    907,896

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Consumer Discretionary -- (Continued)
   #Nutri/System, Inc........................................  2,600 $   38,844
   *NVR, Inc.................................................    500    340,045
   *O'Charley's, Inc.........................................  1,700     10,353
   *Office Depot, Inc........................................ 26,000     98,280
   *OfficeMax, Inc...........................................  7,500     53,100
    Omnicom Group, Inc....................................... 29,600  1,388,832
   *Orbitz Worldwide, Inc....................................  3,586     11,690
   *O'Reilly Automotive, Inc................................. 14,658    872,151
   *Orient-Express Hotels, Ltd...............................  6,600     65,274
    Outdoor Channel Holdings, Inc............................  2,723     18,108
   *Overstock.com, Inc.......................................  1,830     23,223
   #Oxford Industries, Inc...................................  1,737     68,056
    P.F. Chang's China Bistro, Inc...........................  2,500     82,325
   *Pacific Sunwear of California, Inc.......................  6,200     17,298
   *Panera Bread Co. Class A.................................  3,000    345,930
   *Papa John's International, Inc...........................  2,800     87,388
  #*Peet's Coffee & Tea, Inc.................................  1,500     87,600
   *Penn National Gaming, Inc................................  7,300    306,089
    Penske Automotive Group, Inc.............................  8,100    179,253
    Pep Boys - Manny, Moe & Jack (The).......................  4,624     49,708
   *Perry Ellis International, Inc...........................    969     22,646
   #PetMed Express, Inc......................................  2,200     24,134
    PetSmart, Inc............................................ 11,800    507,636
  #*Pier 1 Imports, Inc...................................... 11,800    129,682
   *Pinnacle Entertainment, Inc..............................  5,100     73,593
    Polaris Industries, Inc..................................  3,497    414,569
    Polo Ralph Lauren Corp...................................  6,700    904,969
    Pool Corp................................................  4,800    128,400
  #*Priceline.com, Inc.......................................  5,100  2,742,015
   *Pulte Group, Inc......................................... 36,437    250,322
    PVH Corp.................................................  6,891    493,051
   *Quiksilver, Inc..........................................  7,300     38,398
  #*RadioShack Corp.......................................... 11,260    156,739
   *Red Lion Hotels Corp.....................................  2,034     15,357
   *Red Robin Gourmet Burgers, Inc...........................  1,300     44,746
  #*Regal Entertainment Group................................ 12,860    164,479
    Regis Corp...............................................  4,600     68,310
    Rent-A-Center, Inc.......................................  6,980    188,809
   *Rentrak Corp.............................................  1,137     18,806
    RG Barry Corp............................................  1,300     14,781
   *Rick's Cabaret International, Inc........................  1,000      8,200
   *Rocky Brands, Inc........................................    231      2,941
    Ross Stores, Inc......................................... 12,000    909,240
   *Royal Caribbean Cruises, Ltd............................. 15,900    486,858
   *Ruby Tuesday, Inc........................................  5,500     49,995
  #*Rue21, Inc...............................................  1,100     36,157
   *Ruth's Hospitality Group, Inc............................  2,684     15,433
    Ryland Group, Inc. (The).................................  3,100     45,663
   *Saga Communications, Inc.................................    507     16,488
  #*Saks, Inc................................................ 14,310    153,689
    Salem Communications Corp................................    400      1,304
   *Sally Beauty Holdings, Inc............................... 10,500    180,600
    Scholastic Corp..........................................  2,600     74,672
   *Scientific Games Corp....................................  7,874     71,968
    Scripps Networks Interactive, Inc........................  9,755    452,047
  #*Sears Holdings Corp......................................  4,500    313,515
   *Select Comfort Corp......................................  5,200     87,464
    Service Corp. International.............................. 26,000    272,220
    Shiloh Industries, Inc...................................  1,846     19,438
   *Shoe Carnival, Inc.......................................  1,133     35,791
   *Shuffle Master, Inc......................................  6,176     57,560

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   *Shutterfly, Inc.........................................   3,000 $  163,200
   *Signet Jewelers, Ltd. ADR...............................   8,549    366,239
    Sinclair Broadcast Group, Inc. Class A..................   4,900     48,559
  #*SIRIUS XM Radio, Inc.................................... 358,143    755,682
  #*Six Flags Entertainment Corp............................     214      7,535
  #*Skechers U.S.A., Inc. Class A...........................   3,800     63,270
    Skyline Corp............................................     800     10,824
   *Smith & Wesson Holding Corp.............................   4,800     16,128
   #Sonic Automotive, Inc...................................   2,501     39,191
   *Sonic Corp..............................................   6,463     69,154
    Sotheby's Class A.......................................   6,700    283,745
    Spartan Motors, Inc.....................................   3,375     15,525
    Speedway Motorsports, Inc...............................   2,352     31,987
    Stage Stores, Inc.......................................   3,250     57,850
    Standard Motor Products, Inc............................   1,900     26,980
  #*Standard Pacific Corp...................................  10,443     29,867
   *Stanley Furniture, Inc..................................     637      2,631
    Staples, Inc............................................  75,650  1,214,939
    Starbucks Corp..........................................  76,130  3,052,052
    Starwood Hotels & Resorts Worldwide, Inc................  20,500  1,126,680
    Stein Mart, Inc.........................................   3,347     31,796
   *Steiner Leisure, Ltd....................................   1,400     68,068
   *Steinway Musical Instruments, Inc.......................     900     26,091
   *Steven Madden, Ltd......................................   3,712    141,427
    Stewart Enterprises, Inc................................   8,882     61,730
   *Stoneridge, Inc.........................................   3,400     42,432
   #Strayer Education, Inc..................................   1,200    145,980
    Sturm Ruger & Co., Inc..................................   1,500     40,980
    Superior Industries International, Inc..................   2,200     44,528
   *Systemax, Inc...........................................   1,666     27,139
   *Talbots, Inc............................................     194        671
   *Tandy Leather Factory, Inc..............................     663      3,388
    Target Corp.............................................  66,030  3,399,885
  #*Tempur-Pedic International, Inc.........................   7,523    541,731
   *Tenneco, Inc............................................   5,600    223,664
    Texas Roadhouse, Inc....................................   5,500     90,860
    Thor Industries, Inc....................................   4,561    112,794
   #Tiffany & Co............................................  13,300  1,058,547
   *Timberland Co. Class A..................................   4,602    196,920
    Time Warner Cable, Inc..................................  36,192  2,653,236
    Time Warner, Inc........................................ 113,685  3,997,165
    TJX Cos., Inc. (The)....................................  38,921  2,152,331
   *Toll Brothers, Inc......................................  14,960    298,602
   *Town Sports International Holdings, Inc.................   2,129     19,459
    Tractor Supply Co.......................................   7,602    501,124
   *True Religion Apparel, Inc..............................   2,500     84,225
   *TRW Automotive Holdings Corp............................  10,900    550,123
  #*Tuesday Morning Corp....................................   5,600     24,080
    Tupperware Corp.........................................   6,500    406,185
   *Ulta Salon Cosmetics & Fragrance, Inc...................   5,300    334,059
   *Under Armour, Inc. Class A..............................   3,200    234,912
   *Unifi, Inc..............................................   1,766     22,658
   *Universal Electronics, Inc..............................   1,700     39,797
    Universal Technical Institute, Inc......................   2,300     39,790
  #*Urban Outfitters, Inc...................................  13,050    424,647
   #V.F. Corp...............................................   9,250  1,080,400
    Vail Resorts, Inc.......................................   3,700    169,275
   *Valassis Communications, Inc............................   4,390    117,652
    Value Line, Inc.........................................     400      4,312
   *Valuevision Media, Inc. Class A.........................   2,178     16,313
   #Viacom, Inc. Class A....................................   1,392     75,989

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Discretionary -- (Continued)
    Viacom, Inc. Class B..................................  56,800 $  2,750,256
    Virgin Media, Inc.....................................  31,600      836,136
   *Vitamin Shoppe, Inc...................................   2,565      111,731
   *WABCO Holdings, Inc...................................   7,043      444,061
    Walt Disney Co. (The)................................. 190,222    7,346,374
   *Warnaco Group, Inc....................................   4,385      233,720
    Washington Post Co. Class B...........................     500      201,150
    Weight Watchers International, Inc....................   7,300      563,487
    Wendy's Co. (The).....................................  33,225      175,096
   *West Marine, Inc......................................   2,681       27,480
   *Wet Seal, Inc. (The)..................................  11,405       55,770
    Whirlpool Corp........................................   7,700      533,071
    Wiley (John) & Sons, Inc. Class A.....................   5,300      265,318
    Williams Controls, Inc................................     600        6,666
    Williams-Sonoma, Inc..................................  10,160      376,123
    Winmark Corp..........................................     300       13,563
  #*Winnebago Industries, Inc.............................   2,200       18,458
   *WMS Industries, Inc...................................   5,790      159,630
    Wolverine World Wide, Inc.............................   4,900      185,563
   #World Wrestling Entertainment, Inc....................   3,100       31,217
    Wyndham Worldwide Corp................................  16,802      581,181
    Wynn Resorts, Ltd.....................................  11,860    1,822,645
    Yum! Brands, Inc......................................  46,117    2,435,900
   *Zale Corp.............................................   2,400       13,464
  #*Zumiez, Inc...........................................   2,100       55,797
                                                                   ------------
Total Consumer Discretionary..............................          175,996,124
                                                                   ------------
Consumer Staples -- (9.1%)
    Alico, Inc............................................     496       12,107
   *Alliance One International, Inc.......................  11,189       36,812
    Altria Group, Inc..................................... 221,200    5,817,560
    Andersons, Inc. (The).................................   1,500       61,665
    Archer-Daniels-Midland Co.............................  67,052    2,037,040
    Avon Products, Inc....................................  43,100    1,130,513
    B&G Foods, Inc........................................   4,970       93,386
   *BJ's Wholesale Club, Inc..............................   5,300      266,855
   *Boston Beer Co., Inc. Class A.........................   1,000       90,150
    Brown-Forman Corp. Class A............................   6,986      497,403
   #Brown-Forman Corp. Class B............................   8,363      615,182
    Bunge, Ltd............................................  14,492      997,195
   #Calavo Growers, Inc...................................   1,264       26,127
    Cal-Maine Foods, Inc..................................   2,100       71,001
   #Campbell Soup Co......................................  19,973      660,108
    Casey's General Stores, Inc...........................   3,700      166,500
  #*Central European Distribution Corp....................   5,975       57,838
   *Central Garden & Pet Co...............................   2,800       25,032
   *Central Garden & Pet Co. Class A......................   3,229       28,286
   *Chiquita Brands International, Inc....................   4,900       58,016
   #Church & Dwight Co., Inc..............................  14,700      592,998
    Clorox Co.............................................  14,271    1,021,661
    Coca-Cola Bottling Co.................................     561       36,196
    Coca-Cola Co. (The)................................... 219,830   14,950,638
    Coca-Cola Enterprises, Inc............................  35,301      992,311
    Colgate-Palmolive Co..................................  49,920    4,212,250
    ConAgra, Inc..........................................  43,779    1,121,180
   *Constellation Brands, Inc. Class A....................  20,300      413,917
    Corn Products International, Inc......................   8,033      408,799
    Costco Wholesale Corp.................................  46,400    3,630,800
    CVS Caremark Corp..................................... 140,497    5,107,066
   *Darling International, Inc............................  11,864      200,264
   *Dean Foods Co.........................................  18,168      200,211

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Staples -- (Continued)
    Diamond Foods, Inc.....................................   2,435 $   174,322
   *Dole Food Co., Inc.....................................   2,200      31,218
    Dr. Pepper Snapple Group, Inc..........................  23,269     878,637
   *Elizabeth Arden, Inc...................................   2,300      74,106
  #*Energizer Holdings, Inc................................   6,400     516,096
    Estee Lauder Cos., Inc.................................  12,900   1,353,339
    Farmer Brothers Co.....................................   1,300      10,179
   #Flowers Foods, Inc.....................................  12,327     270,208
    Fresh Del Monte Produce, Inc...........................   5,939     145,565
    General Mills, Inc.....................................  67,107   2,506,446
  #*Green Mountain Coffee, Inc.............................  13,658   1,419,749
   #H.J. Heinz Co..........................................  34,100   1,795,024
   *Hain Celestial Group, Inc..............................   4,000     129,320
   *Hansen Natural Corp....................................   8,524     653,109
   *Heckmann Corp..........................................   9,577      57,749
    Herbalife, Ltd.........................................  17,300     963,956
    Hershey Co. (The)......................................  17,224     972,123
    Hormel Foods Corp......................................  15,300     443,241
  #*HQ Sustainable Maritime Industries, Inc................   1,600         336
    Imperial Sugar Co......................................   1,726      39,836
    Ingles Markets, Inc....................................   1,510      23,254
    Inter Parfums, Inc.....................................   1,460      29,258
    J & J Snack Foods Corp.................................   1,691      87,408
    J.M. Smucker Co........................................  12,176     948,754
   *John B. Sanfilippo & Son, Inc..........................   1,301      10,889
    Kellogg Co.............................................  25,435   1,418,764
    Kimberly-Clark Corp....................................  40,410   2,641,198
    Kraft Foods, Inc. Class A.............................. 179,172   6,159,933
    Kroger Co. (The).......................................  59,200   1,472,304
   #Lancaster Colony Corp..................................   2,600     156,338
  #*Lifeway Foods, Inc.....................................     315       3,496
    Lorillard, Inc.........................................  15,408   1,636,638
   *Mannatech, Inc.........................................     993         814
    McCormick & Co., Inc. Non-Voting.......................  12,614     613,671
    McCormick & Co., Inc. Voting...........................     607      29,725
    Mead Johnson Nutrition Co..............................  22,000   1,570,140
  #*Medifast, Inc..........................................   2,100      40,530
    MGP Ingredients, Inc...................................     233       1,834
    Molson Coors Brewing Co. Class B.......................  15,705     707,510
    Nash-Finch Co..........................................   1,300      46,540
    National Beverage Corp.................................   3,591      53,075
   *Natural Alternatives International, Inc................   1,000       4,810
    Nu Skin Enterprises, Inc. Class A......................   6,221     233,536
   *Nutraceutical International Corp.......................   1,559      23,073
    Oil-Dri Corp. of America...............................     641      13,262
   *Omega Protein Corp.....................................   2,100      25,452
   *Overhill Farms, Inc....................................   2,000      10,300
   *Pantry, Inc............................................   3,100      55,242
    PepsiCo, Inc........................................... 151,619   9,709,681
    Philip Morris International, Inc....................... 190,143  13,532,477
   *Physicians Formula Holdings, Inc.......................   1,158       4,400
   *Pilgrim's Pride Corp...................................     400       1,920
   *Prestige Brands Holdings, Inc..........................   4,300      52,546
    PriceSmart, Inc........................................   3,000     175,560
    Procter & Gamble Co. (The)............................. 295,627  18,178,104
   *Ralcorp Holdings, Inc..................................   5,695     492,618
    Reliv' International, Inc..............................   1,707       3,056
   *Revlon, Inc............................................   4,800      80,832
    Reynolds American, Inc.................................  37,100   1,305,920
   #Rocky Mountain Chocolate Factory, Inc..................     950       8,730
   #Ruddick Corp...........................................   4,800     201,120

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Staples -- (Continued)
   #Safeway, Inc..........................................  39,700 $    800,749
   #Sanderson Farms, Inc..................................   2,350      108,617
    Sara Lee Corp.........................................  60,853    1,162,901
    Schiff Nutrition International, Inc...................   1,800       20,826
   *Smart Balance, Inc....................................   8,197       38,854
   *Smithfield Foods, Inc.................................  15,600      343,512
    Snyders-Lance, Inc....................................   2,696       55,025
    Spartan Stores, Inc...................................   2,181       38,516
   *Spectrum Brands Holdings, Inc.........................   4,113      109,817
   *SUPERVALU, Inc........................................  20,097      172,834
   *Susser Holdings Corp..................................   1,000       16,310
    Sysco Corp............................................  57,131    1,747,637
   #Tootsie Roll Industries, Inc..........................   2,689       75,426
   *TreeHouse Foods, Inc..................................   3,830      197,781
    Tyson Foods, Inc. Class A.............................  30,440      534,526
   *United Natural Foods, Inc.............................   4,776      199,398
    United-Guardian, Inc..................................     600        8,790
    Universal Corp........................................   2,600       95,472
   *USANA Health Sciences, Inc............................     955       26,119
   #Vector Group, Ltd.....................................   4,383       76,746
    Walgreen Co...........................................  96,225    3,756,624
    Wal-Mart Stores, Inc.................................. 202,350   10,665,868
    WD-40 Co..............................................   1,600       70,080
    Weis Markets, Inc.....................................   1,930       77,567
    Whole Foods Market, Inc...............................  15,783    1,052,726
   *Winn-Dixie Stores, Inc................................   7,429       66,712
                                                                   ------------
Total Consumer Staples....................................          141,355,771
                                                                   ------------
Energy -- (11.6%)
    Adams Resources & Energy, Inc.........................     500       12,900
    Alon USA Energy, Inc..................................   4,324       52,580
   *Alpha Natural Resources, Inc..........................  12,617      538,872
    Anadarko Petroleum Corp...............................  52,422    4,327,960
    Apache Corp...........................................  40,525    5,013,753
   *Approach Resources, Inc...............................   2,049       53,192
    Arch Coal, Inc........................................  16,500      422,400
  #*ATP Oil & Gas Corp....................................   1,912       27,705
   *Atwood Oceanics, Inc..................................   6,200      289,540
    Baker Hughes, Inc.....................................  46,094    3,566,754
   *Basic Energy Services, Inc............................   4,350      140,897
    Berry Petroleum Corp. Class A.........................   4,900      281,015
   *Bill Barrett Corp.....................................   4,720      234,867
   *Bolt Technology Corp..................................   1,050       13,262
  #*BPZ Resources, Inc....................................  10,000       36,200
   *Brigham Exploration Co................................  11,900      378,420
    Bristow Group, Inc....................................   3,356      162,699
    Cabot Oil & Gas Corp..................................  10,900      807,472
   *Cal Dive International, Inc...........................   9,937       55,448
   *Callon Petroleum Co...................................   4,302       29,985
   *Cameron International Corp............................  25,459    1,424,176
    CARBO Ceramics, Inc...................................   2,250      351,158
  #*Carrizo Oil & Gas, Inc................................   3,600      138,240
    Chesapeake Energy Corp................................  69,338    2,381,760
    Chevron Corp.......................................... 212,576   22,112,156
    Cimarex Energy Co.....................................   8,833      778,364
   *Clayton Williams Energy, Inc..........................   1,000       66,320
  #*Clean Energy Fuels Corp...............................   6,400      102,464
   *Cloud Peak Energy, Inc................................   5,872      130,946
   *Cobalt International Energy, Inc......................  38,026      468,480
   *Complete Production Services, Inc.....................   6,300      244,944
  #*Comstock Resources, Inc...............................   5,500      175,450

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Energy -- (Continued)
   *Concho Resources, Inc..................................  10,200 $   954,516
    ConocoPhillips......................................... 144,155  10,377,718
    Consol Energy, Inc.....................................  23,700   1,270,320
   *Contango Oil & Gas Co..................................   1,700     107,236
  #*Continental Resources, Inc.............................   4,690     321,687
   *CREDO Petroleum Corp...................................   1,072      10,506
   *Crimson Exploration, Inc...............................   3,820      12,033
    Crosstex Energy, Inc...................................   5,400      78,840
   *CVR Energy, Inc........................................   5,971     160,321
   *Dawson Geophysical Co..................................     600      23,814
    Delek US Holdings, Inc.................................   3,394      56,408
   *Denbury Resources, Inc.................................  40,425     781,011
    Devon Energy Corp......................................  42,484   3,343,491
    DHT Holdings, Inc......................................   1,559       5,612
    Diamond Offshore Drilling, Inc.........................   7,300     495,159
   *Double Eagle Petroleum Co..............................     267       2,878
  #*Dresser-Rand Group, Inc................................   8,400     448,728
   *Dril-Quip, Inc.........................................   3,400     239,734
    El Paso Corp...........................................  82,483   1,695,026
   *Endeavour International Corp...........................   3,414      42,812
    Energen Corp...........................................   7,327     430,901
   *Energy Partners, Ltd...................................   3,224      54,840
   *ENGlobal Corp..........................................   3,900      15,600
    EOG Resources, Inc.....................................  28,019   2,857,938
    EQT Corp...............................................  15,042     954,866
    EXCO Resources, Inc....................................  12,750     202,852
   *Exterran Holdings, Inc.................................   6,100     112,728
    Exxon Mobil Corp....................................... 507,734  40,512,096
   *FMC Technologies, Inc..................................  25,464   1,161,158
   *Forest Oil Corp........................................  11,189     290,914
   *FX Energy, Inc.........................................   4,100      39,196
   *Geokinetics, Inc.......................................     900       5,625
  #*GeoResources, Inc......................................   2,107      53,771
   *Global Industries, Ltd.................................  11,300      57,969
  #*GMX Resources, Inc.....................................   5,489      26,622
  #*Goodrich Petroleum Corp................................   1,592      31,569
  #*Green Plains Renewable Energy, Inc.....................   2,214      24,243
    Gulf Island Fabrication, Inc...........................   1,100      38,060
   *Gulfmark Offshore, Inc.................................   2,800     136,472
   *Gulfport Energy Corp...................................   4,900     178,654
    Halliburton Co.........................................  97,623   5,342,907
  #*Harvest Natural Resources, Inc.........................   3,600      49,320
   *Helix Energy Solutions Group, Inc......................  10,266     201,008
    Helmerich & Payne, Inc.................................  11,191     772,739
   *Hercules Offshore, Inc.................................   9,300      43,710
    Hess Corp..............................................  32,452   2,224,909
   *HKN, Inc...............................................   1,513       3,359
    HollyFrontier Corp.....................................  10,018     755,257
   *Hornbeck Offshore Services, Inc........................   2,700      75,168
  #*ION Geophysical Corp...................................  14,700     149,058
   *James River Coal Co....................................   3,290      62,378
   *Key Energy Services, Inc...............................  14,745     287,380
  #*L&L Energy, Inc........................................   1,070       5,307
    Lufkin Industries, Inc.................................   3,400     277,032
    Marathon Oil Corp......................................  75,465   2,337,151
   *Marathon Petroleum Corp................................  37,482   1,641,337
   *Matrix Service Co......................................   2,900      40,426
   *McDermott International, Inc...........................  23,220     468,347
   *McMoran Exploration Co.................................  13,700     230,708
   *Mitcham Industries, Inc................................   1,600      29,056
    Murphy Oil Corp........................................  18,924   1,215,299

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Energy -- (Continued)
   *Nabors Industries, Ltd.................................  29,457 $   777,959
    National-Oilwell, Inc..................................  43,085   3,471,358
   *Natural Gas Services Group, Inc........................   1,600      25,456
   *Newfield Exploration Co................................  13,700     923,654
   *Newpark Resources, Inc.................................   9,500      88,255
    Noble Energy, Inc......................................  18,642   1,858,235
    Occidental Petroleum Corp..............................  83,350   8,183,303
    Oceaneering International, Inc.........................  11,200     483,840
   *Oil States International, Inc..........................   5,300     427,710
    Overseas Shipholding Group, Inc........................   2,700      65,718
   *OYO Geospace Corp......................................     500      50,715
    Panhandle Oil & Gas, Inc...............................   1,000      32,780
   *Parker Drilling Co.....................................  12,107      76,758
  #*Patriot Coal Corp......................................   9,292     175,712
    Patterson-UTI Energy, Inc..............................  14,800     481,444
    Peabody Energy Corp....................................  28,123   1,616,229
    Penn Virginia Corp.....................................   3,900      51,168
   *Petrohawk Energy Corp..................................  31,704   1,210,776
   *Petroleum Development Corp.............................   1,200      43,584
  #*PetroQuest Energy, Inc.................................   5,400      43,902
   *PHI, Inc. Non-Voting...................................   1,795      38,646
   *Pioneer Drilling Co....................................   4,800      78,096
    Pioneer Natural Resources Co...........................  11,907   1,107,232
   *Plains Exploration & Production Co.....................  14,193     553,669
   *PostRock Energy Corp...................................   1,042       6,085
    QEP Resources, Inc.....................................  18,500     810,855
  #*Quicksilver Resources, Inc.............................  10,100     142,915
   *RAM Energy Resources, Inc..............................   1,253       1,240
   #Range Resources Corp...................................  16,800   1,094,688
   *Rex Energy Corp........................................   4,000      44,280
   *Rosetta Resources, Inc.................................   5,600     289,912
   *Rowan Cos., Inc........................................  13,081     512,383
   #RPC, Inc...............................................  14,505     342,608
  #*SandRidge Energy, Inc..................................  39,458     454,556
    Schlumberger, Ltd...................................... 137,406  12,417,380
    SEACOR Holdings, Inc...................................   2,000     200,720
  #*Seahawk Drilling, Inc..................................   1,319       5,645
   *SemGroup Corp. Class A.................................   3,077      71,633
    Ship Finance International, Ltd........................   7,500     119,250
    SM Energy Co...........................................   6,600     497,310
    Southern Union Co......................................  12,146     522,278
  #*Southwestern Energy Co.................................  37,194   1,657,365
    Spectra Energy Corp....................................  65,762   1,776,889
   *Stone Energy Corp......................................   4,300     139,578
    Sunoco, Inc............................................  12,387     503,532
   *Superior Energy Services, Inc..........................   8,200     340,218
   *Swift Energy Corp......................................   3,830     145,923
    Teekay Corp............................................   6,777     188,062
   *Tesoro Petroleum Corp..................................  13,900     337,631
   *Tetra Technologies, Inc................................   8,150     104,890
   *TGC Industries, Inc....................................   1,588      11,688
    Tidewater, Inc.........................................   5,500     298,870
  #*Ultra Petroleum Corp...................................  16,109     754,223
   *Union Drilling, Inc....................................   1,990      22,188
   *Unit Corp..............................................   4,400     264,044
   *USEC, Inc..............................................  14,099      48,078
   *VAALCO Energy, Inc.....................................   7,100      47,286
    Valero Energy Corp.....................................  60,502   1,519,810
   *Venoco, Inc............................................   2,203      28,000
   #W&T Offshore, Inc......................................   7,100     192,410
   *Warren Resources, Inc..................................   5,600      22,792

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
   *Weatherford International, Ltd......................    76,200 $  1,670,304
   *Western Refining, Inc...............................     6,600      134,838
   *Westmoreland Coal Co................................       837       12,865
   *Whiting Petroleum Corp..............................    12,300      720,780
   *Willbros Group, Inc.................................     4,500       41,400
    Williams Cos., Inc. (The)...........................    62,400    1,978,080
    World Fuel Services Corp............................     6,950      261,528
                                                                   ------------
Total Energy............................................            181,269,368
                                                                   ------------
Financials -- (12.3%)
    1st Source Corp.....................................     1,990       45,870
   *1st United Bancorp, Inc.............................       973        5,770
    Abington Bancorp, Inc...............................     1,255       12,437
    ACE, Ltd............................................    35,355    2,368,078
    Advance America Cash Advance Centers, Inc...........     6,515       45,931
   *Affiliated Managers Group, Inc......................     5,150      537,300
   *Affirmative Insurance Holdings, Inc.................     1,600        3,600
    Aflac, Inc..........................................    48,813    2,248,327
   *Allegheny Corp......................................       889      292,846
   *Allied World Assurance Co. Holdings AG..............     4,100      223,245
    Allstate Corp. (The)................................    51,667    1,432,209
    Alterra Capital Holdings, Ltd.......................     8,300      180,857
   *Altisource Portfolio Solutions SA...................     2,400       81,216
   *American Capital, Ltd...............................    34,019      328,964
   #American Equity Investment Life Holding Co..........     5,390       63,979
    American Express Co.................................   110,409    5,524,866
    American Financial Group, Inc.......................     9,650      327,907
   *American International Group, Inc...................    12,500      358,750
    American National Insurance Co......................     1,767      132,419
   *American River Bankshares...........................       882        5,274
   *American Safety Insurance Holdings, Ltd.............     1,000       18,750
    Ameriprise Financial, Inc...........................    25,040    1,354,664
   *Ameris Bancorp......................................     1,951       19,744
   *AMERISAFE, Inc......................................     2,673       57,496
   *AmeriServe Financial, Inc...........................       100          221
   #AmTrust Financial Services, Inc.....................     4,400      102,168
    AON Corp............................................    31,535    1,517,464
   *Arch Capital Group, Ltd.............................    13,310      449,878
    Argo Group International Holdings, Ltd..............     4,180      122,892
    Arrow Financial Corp................................     1,129       27,209
   #Artio Global Investors, Inc.........................     2,673       29,403
   *Aspen Insurance Holdings, Ltd.......................     7,690      199,171
   *Asset Acceptance Capital Corp.......................     2,117       10,458
    Associated Banc-Corp................................    15,857      216,448
    Assurant, Inc.......................................    10,800      384,696
    Assured Guaranty, Ltd...............................    16,300      230,645
    Asta Funding, Inc...................................       400        3,148
    Astoria Financial Corp..............................     8,620      100,423
   *Atlantic Coast Financial Corp.......................       137          748
   *Avatar Holdings, Inc................................     1,000       15,300
    Axis Capital Holdings, Ltd..........................    11,440      364,593
    Baldwin & Lyons, Inc. Class B.......................       262        6,348
    BancFirst Corp......................................     1,400       53,396
   *Bancorp, Inc........................................     2,299       20,691
   #BancorpSouth, Inc...................................     9,703      131,379
   *BancTrust Financial Group, Inc......................     2,903        6,880
    Bank Mutual Corp....................................     6,120       22,705
    Bank of America Corp................................ 1,060,479   10,297,251
    Bank of Hawaii Corp.................................     4,800      215,088
   *Bank of Montreal....................................     3,372      211,896
    Bank of New York Mellon Corp. (The).................   128,038    3,215,034

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    Bank of the Ozarks, Inc................................   1,900 $    98,705
    BankFinancial Corp.....................................   2,730      22,250
    Banner Corp............................................     985      18,242
   #BB&T Corp..............................................  71,775   1,843,182
   *Beneficial Mutual Bancorp, Inc.........................   6,484      50,770
   *Berkshire Hathaway, Inc................................ 175,625  13,026,106
    Berkshire Hills Bancorp, Inc...........................   2,505      54,910
    BGC Partners, Inc. Class A.............................   7,700      63,063
    BlackRock, Inc.........................................   9,815   1,751,585
   *Bofl Holding, Inc......................................     900      12,596
    BOK Financial Corp.....................................   5,930     322,948
    Boston Private Financial Holdings, Inc.................   7,520      52,114
    Brookline Bancorp, Inc.................................   6,847      58,542
   #Brooklyn Federal Bancorp, Inc..........................     100          83
    Brown & Brown, Inc.....................................  14,100     307,521
    Bryn Mawr Bank Corp....................................   1,149      23,118
    Calamos Asset Management, Inc..........................   1,676      22,827
    Camden National Corp...................................     900      28,773
    Capital City Bank Group, Inc...........................   1,069      11,021
    Capital One Financial Corp.............................  48,701   2,327,908
    Capital Southwest Corp.................................     344      32,305
    CapitalSource, Inc.....................................  24,876     160,699
    Capitol Federal Financial, Inc.........................  14,159     161,979
    Cardinal Financial Corp................................   2,805      30,098
    Cash America International, Inc........................   2,635     147,455
    Cathay General Bancorp.................................   6,714      93,056
   *CB Richard Ellis Group, Inc............................  30,965     675,037
   *CBOE Holdings, Inc.....................................   5,090     117,274
    Center Bancorp, Inc....................................   1,915      19,227
   *Center Financial Corp..................................   2,700      16,632
    CenterState Banks of Florida, Inc......................   1,000       6,530
    Charles Schwab Corp. (The)............................. 104,376   1,558,334
    Chemical Financial Corp................................   3,399      64,479
    Chubb Corp.............................................  30,317   1,894,206
    Cincinnati Financial Corp..............................  14,809     404,730
   *CIT Group, Inc.........................................  18,261     725,692
    Citigroup, Inc......................................... 301,749  11,569,057
   *Citizens Community Bancorp, Inc........................     600       3,642
   *Citizens, Inc..........................................   6,045      41,590
    City Holding Co........................................   1,500      46,905
    City National Corp.....................................   5,000     268,400
    Clifton Savings Bancorp, Inc...........................   1,950      19,792
    CME Group, Inc.........................................   6,800   1,966,492
    CNA Financial Corp.....................................  26,036     717,031
    CNB Financial Corp.....................................     280       3,867
   *CNO Financial Group, Inc...............................  21,200     155,820
    CoBiz Financial, Inc...................................   3,100      19,065
   #Cohen & Steers, Inc....................................   1,755      69,375
    Columbia Banking System, Inc...........................   3,193      56,229
   *Comerica, Inc..........................................  18,592     595,502
    Commerce Bancshares, Inc...............................   8,328     340,698
   #Community Bank System, Inc.............................   3,381      85,066
    Community Trust Bancorp, Inc...........................   1,590      43,121
   *CompuCredit Holdings Corp..............................   1,880       5,621
    Consolidated-Tokoma Land Co............................     681      19,872
  #*Cowen Group, Inc.......................................   2,700      10,665
    Crawford & Co. Class A.................................   3,000      15,120
    Crawford & Co. Class B.................................   1,800      12,924
   *Credit Acceptance Corp.................................   2,275     180,430
    Cullen Frost Bankers, Inc..............................   5,820     313,582
    CVB Financial Corp.....................................   9,813      95,088

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
    Delphi Financial Group, Inc. Class A.....................  4,900 $  131,908
    Diamond Hill Investment Group, Inc.......................    293     22,757
    Dime Community Bancshares, Inc...........................  2,700     37,935
    Discover Financial Services.............................. 57,800  1,480,258
   *Dollar Financial Corp....................................  4,000     86,440
    Donegal Group, Inc. Class A..............................  1,374     16,515
    Duff & Phelps Corp.......................................  3,100     35,309
   *E*Trade Financial Corp................................... 21,890    347,613
    East West Bancorp, Inc................................... 14,046    260,694
    Eastern Insurance Holdings, Inc..........................     64        856
    Eaton Vance Corp......................................... 12,470    334,445
    Edelman Financial Group, Inc.............................  3,145     23,996
   *eHealth, Inc.............................................  2,800     36,260
    EMC Insurance Group, Inc.................................    866     16,168
    Employers Holdings, Inc..................................  3,900     57,954
   *Encore Bancshares, Inc...................................    300      3,597
   *Encore Capital Group, Inc................................  2,009     54,946
    Endurance Specialty Holdings, Ltd........................  3,900    158,886
   *Enstar Group, Ltd........................................  1,152    121,697
    Enterprise Financial Services Corp.......................  1,766     24,636
    Epoch Holding Corp.......................................  2,148     41,671
    Erie Indemnity Co........................................  4,857    357,961
    ESSA Bancorp, Inc........................................  2,256     25,944
    Evercore Partners, Inc. Class A..........................  2,000     56,860
    Everest Re Group, Ltd....................................  5,800    476,296
   *EZCORP, Inc..............................................  3,723    123,901
   #F.N.B. Corp.............................................. 10,409    104,090
    FBL Financial Group, Inc. Class A........................  2,100     66,108
    Federal Agricultural Mortgage Corp.......................  1,781     35,976
   #Federated Investors, Inc. Class B........................ 10,162    217,162
    Fidelity National Financial, Inc......................... 22,699    369,994
   *Fidelity Southern Corp...................................  1,055      7,153
    Fifth Third Bancorp...................................... 96,999  1,227,037
    Financial Institutions, Inc..............................    600     10,062
   *First Acceptance Corp....................................    181        300
    First American Financial Corp............................  9,456    151,201
    First Bancorp............................................  1,500     14,775
    First Busey Corp.........................................  7,017     36,418
   *First Cash Financial Services, Inc.......................  3,522    152,397
    First Citizens BancShares, Inc...........................    100     18,012
    First Commonwealth Financial Corp........................  7,145     36,725
    First Community Bancshares, Inc..........................  1,100     13,849
   *First Defiance Financial Corp............................  1,538     22,547
    First Financial Bancorp..................................  4,812     77,040
   #First Financial Bankshares, Inc..........................  3,585    115,545
    First Financial Corp.....................................  1,300     43,017
    First Financial Holdings, Inc............................  1,825     15,166
   *First Financial Northwest, Inc...........................  3,660     17,971
    First Horizon National Corp.............................. 23,830    214,232
    First Interstate Bancsystem, Inc.........................    352      4,710
   *First Marblehead Corp. (The).............................    700      1,155
    First Merchants Corp.....................................  1,745     15,618
    First Midwest Bancorp, Inc...............................  6,370     75,930
    First Niagara Financial Group, Inc....................... 31,381    384,417
    First Pactrust Bancorp, Inc..............................    251      3,715
   *First Security Group, Inc................................    728        335
    First South Bancorp, Inc.................................  1,685      7,330
    FirstMerit Corp..........................................  9,666    141,220
    Flagstone Reinsurance Holdings SA........................  3,394     30,241
    Flushing Financial Corp..................................  1,928     23,753
  #*Forest City Enterprises, Inc. Class A.................... 18,304    329,655

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
   *Forest City Enterprises, Inc. Class B..................   3,286 $    58,819
   *Forestar Group, Inc....................................   2,164      35,273
    Fox Chase Bancorp, Inc.................................     900      12,033
   *FPIC Insurance Group, Inc..............................   1,170      48,812
    Franklin Resources, Inc................................  16,442   2,087,476
    Fulton Financial Corp..................................  18,759     190,404
    Gallagher (Arthur J.) & Co.............................  11,325     318,459
    GAMCO Investors, Inc...................................     632      30,570
   *Genworth Financial, Inc. Class A.......................  47,300     393,536
    German American Bancorp, Inc...........................   1,398      23,444
    GFI Group, Inc.........................................   8,500      38,590
    Glacier Bancorp, Inc...................................   5,934      77,973
   *Gleacher & Co., Inc....................................   1,004       1,717
   *Global Indemnity P.L.C.................................   1,204      25,079
    Goldman Sachs Group, Inc. (The)........................  50,384   6,800,328
   #Great Southern Bancorp, Inc............................   1,100      20,086
   *Greene Bancshares, Inc.................................     700       1,806
   #Greenhill & Co., Inc...................................   2,800     123,312
   *Greenlight Capital Re, Ltd.............................   3,500      86,660
   *Guaranty Bancorp.......................................     207         288
   *Hallmark Financial Services, Inc.......................   2,534      17,079
    Hampden Bancorp, Inc...................................     504       6,683
    Hancock Holding Co.....................................   4,322     142,410
    Hanover Insurance Group, Inc...........................   5,069     183,548
    Harleysville Group, Inc................................   1,675      50,618
   *Harris & Harris Group, Inc.............................   3,600      18,360
    Hartford Financial Services Group, Inc.................  44,724   1,047,436
    HCC Insurance Holdings, Inc............................  11,325     341,222
    Heartland Financial USA, Inc...........................   1,732      27,799
   *Heritage Commerce Corp.................................     841       4,197
    Heritage Financial Corp................................     905      11,792
    Heritage Financial Group, Inc..........................   1,473      17,352
   *HFF, Inc...............................................   3,404      51,400
   *Hilltop Holdings, Inc..................................   7,200      63,000
   *Home Bancorp, Inc......................................     189       2,756
    Home Bancshares, Inc...................................   2,952      69,579
    Home Federal Bancorp, Inc..............................   2,521      26,949
    HopFed Bancorp, Inc....................................     204       1,650
    Horace Mann Educators Corp.............................   3,400      49,504
    Hudson City Bancorp, Inc...............................  51,466     424,594
    Hudson Valley Holding Corp.............................     778      16,711
    Huntington Bancshares, Inc.............................  83,500     504,758
    IBERIABANK Corp........................................   2,325     118,505
   *ICG Group, Inc.........................................   3,900      43,095
    Independence Holding Co................................   2,400      21,552
    Independent Bank Corp..................................   1,972      52,357
    Infinity Property & Casualty Corp......................     800      40,536
    Interactive Brokers Group, Inc.........................   4,380      66,313
   *IntercontinentalExchange, Inc..........................   6,561     808,971
    International Bancshares Corp..........................   6,326     106,403
   *Intervest Bancshares Corp..............................     254         869
  #*INTL FCStone, Inc......................................   1,415      32,517
    Invesco, Ltd...........................................  45,268   1,004,044
   *Investment Technology Group, Inc.......................   3,824      46,538
   *Investors Bancorp, Inc.................................   8,700     120,408
    Janus Capital Group, Inc...............................  17,800     150,232
    Jefferies Group, Inc...................................  12,073     228,300
    JMP Group, Inc.........................................   2,391      17,550
    Jones Lang LaSalle, Inc................................   4,300     366,016
    JPMorgan Chase & Co.................................... 417,372  16,882,697
    Kaiser Federal Financial Group, Inc....................     784      10,012

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    KBW, Inc................................................   3,585 $   61,304
    Kearny Financial Corp...................................   2,846     26,667
    KeyCorp.................................................  90,658    728,890
   *Knight Capital Group, Inc...............................   9,475    107,162
    Lakeland Bancorp, Inc...................................   2,702     26,885
    Lakeland Financial Corp.................................   1,700     38,335
    Legg Mason, Inc.........................................  15,974    469,955
   #Leucadia National Corp..................................  22,000    740,740
    Life Partners Holdings, Inc.............................   1,000      4,900
    Lincoln National Corp...................................  30,418    806,077
    LNB Bancorp, Inc........................................     634      3,252
    Loews Corp..............................................  34,555  1,377,708
   *Louisiana Bancorp, Inc..................................     200      3,211
    M&T Bank Corp...........................................  11,277    972,528
  #*Macatawa Bank Corp......................................     886      2,640
    Maiden Holdings, Ltd....................................   4,691     43,486
    MainSource Financial Group, Inc.........................   1,600     14,784
   *Markel Corp.............................................     893    357,575
    MarketAxess Holdings, Inc...............................   3,416     89,260
   *Marlin Business Services Corp...........................   1,200     14,976
    Marsh & McLennan Cos., Inc..............................  56,387  1,662,853
    MB Financial, Inc.......................................   4,600     92,874
  #*MBIA, Inc...............................................  19,100    175,720
    MCG Capital Corp........................................   6,400     35,648
    Meadowbrook Insurance Group, Inc........................   6,115     57,481
    Medallion Financial Corp................................   3,100     28,768
    Merchants Bancshares, Inc...............................     694     18,349
    Mercury General Corp....................................   3,136    116,471
   *Meridian Interstate Bancorp, Inc........................   1,744     23,335
    MetLife, Inc............................................ 112,086  4,619,064
   *Metro Bancorp, Inc......................................     652      7,478
   *MF Global Holdings, Ltd.................................  12,100     89,177
   *MGIC Investment Corp....................................  15,500     61,690
    MidSouth Bancorp, Inc...................................     900     12,177
    Montpelier Re Holdings, Ltd.............................   5,500     94,930
    Moody's Corp............................................  21,870    778,791
    Morgan Stanley.......................................... 144,455  3,214,124
   *MSCI, Inc...............................................  12,076    428,577
  #*Nara Bancorp, Inc.......................................   2,806     22,532
   *NASDAQ OMX Group, Inc. (The)............................  11,630    279,934
   *National Financial Partners Corp........................   3,900     44,187
    National Interstate Corp................................   1,138     25,503
    National Penn Bancshares, Inc...........................  13,257    106,586
   *Navigators Group, Inc. (The)............................   1,900     89,566
    NBT Bancorp, Inc........................................   3,984     87,807
    Nelnet, Inc. Class A....................................   3,140     63,302
    New England Bancshares, Inc.............................   1,000      9,630
    New Westfield Financial, Inc............................   4,099     33,202
    New York Community Bancorp, Inc.........................  40,175    543,568
   *NewStar Financial, Inc..................................   3,834     40,794
    Northeast Community Bancorp, Inc........................   1,726     11,495
    Northern Trust Corp.....................................  22,714  1,019,972
    Northfield Bancorp, Inc.................................   3,409     46,703
    Northrim Bancorp, Inc...................................     600     11,844
    Northwest Bancshares, Inc...............................  10,509    129,156
    NYSE Euronext, Inc......................................  24,523    820,540
    OceanFirst Financial Corp...............................   1,629     21,910
   *Ocwen Financial Corp....................................   8,900    114,721
    Old National Bancorp....................................   8,001     81,610
    Old Republic International Corp.........................  24,986    260,854
   *OmniAmerican Bancorp, Inc...............................     497      7,276

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    OneBeacon Insurance Group, Ltd..........................   3,200 $   40,768
    Oppenheimer Holdings, Inc. Class A......................     765     19,798
    optionsXpress Holdings, Inc.............................   4,545     68,630
    Oriental Financial Group, Inc...........................   3,500     43,470
    Oritani Financial Corp..................................   6,231     80,629
  #*Pacific Capital Bancorp.................................   1,500     44,970
    Pacific Continental Corp................................   1,300     12,792
  #*Pacific Mercantile Bancorp..............................   1,425      6,484
    PacWest Bancorp.........................................   2,792     55,421
    Park National Corp......................................   1,200     73,968
    PartnerRe, Ltd..........................................   6,800    454,376
  #*Patriot National Bancorp................................     200        430
    Peapack-Gladstone Financial Corp........................   1,228     13,778
  #*Penson Worldwide, Inc...................................   2,800      8,568
    Peoples Bancorp, Inc....................................   1,197     14,280
    People's United Financial, Inc..........................  41,966    532,129
   *PHH Corp................................................   7,358    138,036
   *Phoenix Cos., Inc. (The)................................   7,000     16,800
   *PICO Holdings, Inc......................................   1,800     49,158
  #*Pinnacle Financial Partners, Inc........................   3,495     53,299
   *Piper Jaffray Cos., Inc.................................   1,704     50,234
    Platinum Underwriters Holdings, Ltd.....................   4,187    143,823
    PNC Financial Services Group, Inc.......................  53,834  2,922,648
   *Popular, Inc............................................  98,348    236,035
  #*Portfolio Recovery Associates, Inc......................   2,000    161,860
   *Preferred Bank..........................................     253      2,312
    Presidential Life Corp..................................   2,200     24,992
    Primerica, Inc..........................................   3,156     68,233
    Principal Financial Group, Inc..........................  31,700    875,871
    PrivateBancorp, Inc.....................................   6,123     72,190
   *ProAssurance Corp.......................................   3,400    236,810
    Progressive Corp........................................  65,236  1,283,844
    Prosperity Bancshares, Inc..............................   4,800    199,344
    Protective Life Corp....................................   8,300    176,458
    Provident Financial Services, Inc.......................   5,262     72,931
    Provident New York Bancorp..............................   3,935     29,670
    Prudential Financial, Inc...............................  50,726  2,976,602
    Pulaski Financial Corp..................................     342      2,449
    Pzena Investment Management, Inc. Class A...............     566      3,362
    QC Holdings, Inc........................................   1,034      4,725
   #Radian Group, Inc.......................................   8,700     27,579
    Raymond James Financial, Inc............................  11,975    380,326
    Regions Financial Corp.................................. 117,794    717,365
    Reinsurance Group of America, Inc.......................   7,190    418,530
    RenaissanceRe Holdings, Ltd.............................   5,500    382,745
    Renasant Corp...........................................   2,122     32,467
    Republic Bancorp, Inc. Class A..........................     805     14,579
   *Republic First Bancorp, Inc.............................     500      1,060
    Resource America, Inc...................................   2,228     13,078
   *Riverview Bancorp, Inc..................................   1,205      3,651
   #RLI Corp................................................   1,944    122,764
    Rockville Financial, Inc................................   2,466     25,030
  #*Rodman & Renshaw Capital Group, Inc.....................     600        918
    Roma Financial Corp.....................................   1,757     17,166
    S&T Bancorp, Inc........................................   2,523     47,987
    S.Y. Bancorp, Inc.......................................   1,733     39,356
   *Safeguard Scientifics, Inc..............................   1,767     32,177
    Safety Insurance Group, Inc.............................   2,045     83,027
    Sandy Spring Bancorp, Inc...............................   1,969     35,186
    SCBT Financial Corp.....................................     933     27,318
    SeaBright Holdings, Inc.................................   2,360     21,452

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    SEI Investments Co......................................  13,878 $  274,507
    Selective Insurance Group, Inc..........................   5,100     83,589
    SI Financial Group, Inc.................................   1,347     13,672
    Sierra Bancorp..........................................     240      2,765
   *Signature Bank..........................................   4,206    248,827
    Simmons First National Corp.............................   1,469     35,491
    SLM Corp................................................  53,447    833,239
    Somerset Hills Bancorp..................................     992      8,244
   *Southern Community Financial Corp.......................     700      1,050
    Southside Bancshares, Inc...............................   1,978     39,224
   *Southwest Bancorp, Inc..................................   1,600      9,920
  #*St. Joe Co. (The).......................................   9,502    168,280
    StanCorp Financial Group, Inc...........................   4,400    146,344
    State Auto Financial Corp...............................   1,800     29,844
    State Bancorp, Inc......................................   2,047     26,611
    State Street Corp.......................................  53,501  2,218,686
    StellarOne Corp.........................................   2,851     35,466
    Sterling Bancorp........................................   2,599     24,561
   #Stewart Information Services Corp.......................     500      5,300
   *Stifel Financial Corp...................................   5,161    195,912
    Suffolk Bancorp.........................................     900     10,908
   *Sun Bancorp, Inc........................................   2,137      6,667
    SunTrust Banks, Inc.....................................  56,025  1,372,052
    Susquehanna Bancshares, Inc.............................  11,367     85,594
   *SVB Financial Group.....................................   4,191    255,735
    SWS Group, Inc..........................................   1,770      9,646
    Symetra Financial Corp..................................   7,540     94,702
    Synovus Financial Corp..................................  71,876    131,533
    T. Rowe Price Group, Inc................................  27,706  1,573,701
   *Taylor Capital Group, Inc...............................     730      5,796
    TCF Financial Corp......................................  14,786    188,078
    TD Ameritrade Holding Corp..............................  23,798    436,931
   *Tejon Ranch Co..........................................   1,465     47,012
   *Tennessee Commerce Bancorp, Inc.........................     700      1,050
    Territorial Bancorp, Inc................................     840     17,539
   *Texas Capital Bancshares, Inc...........................   4,203    114,868
   *TFS Financial Corp......................................  24,934    235,377
   *Thomas Properties Group, Inc............................   4,298     13,968
   *TIB Financial Corp......................................      45        585
    Tompkins Financial Corp.................................     934     37,734
    Torchmark Corp..........................................  12,600    508,914
    Tower Bancorp, Inc......................................     250      6,622
    Tower Group, Inc........................................   4,921    112,494
   #TowneBank...............................................   1,400     18,284
    Transatlantic Holdings, Inc.............................   6,479    331,790
    Travelers Cos., Inc. (The)..............................  44,402  2,447,882
   *Tree.com, Inc...........................................     721      4,016
   #TriCo Bancshares........................................   1,628     24,127
    Trustco Bank Corp.......................................   7,300     33,726
    Trustmark Corp..........................................   7,848    171,008
    U.S. Bancorp............................................ 204,215  5,321,843
    UMB Financial Corp......................................   3,100    128,650
    Umpqua Holdings Corp....................................   9,973    113,293
    Union First Market Bankshares Corp......................   2,179     27,129
   #United Bankshares, Inc..................................   3,563     85,013
   *United Community Banks, Inc.............................     440      4,809
   *United Community Financial Corp.........................     563        631
    United Financial Bancorp, Inc...........................   2,094     32,645
    United Fire & Casualty Co...............................   2,765     47,420
   *United Security Bancshares..............................   1,500      4,710
    Unitrin, Inc............................................   5,200    146,484

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Financials -- (Continued)
    Universal Insurance Holdings, Inc.....................   2,136 $      9,121
    Univest Corp. of Pennsylvania.........................   1,893       28,149
    Unum Group............................................  32,600      795,114
    Validus Holdings, Ltd.................................   5,769      153,398
   #Valley National Bancorp...............................  16,701      219,618
    ViewPoint Financial Group.............................   5,449       70,946
   *Virginia Commerce Bancorp, Inc........................   2,610       16,626
   *Virtus Investment Partners, Inc.......................     650       51,064
    Waddell & Reed Financial, Inc.........................   9,300      341,310
    Washington Banking Co.................................   1,539       19,961
    Washington Federal, Inc...............................   9,784      165,447
    Washington Trust Bancorp, Inc.........................   1,700       38,726
   *Waterstone Financial, Inc.............................   1,611        4,060
    Webster Financial Corp................................   7,208      147,187
    Wells Fargo & Co...................................... 527,228   14,730,750
    WesBanco, Inc.........................................   2,465       50,656
    West Bancorporation, Inc..............................   2,033       20,269
   *West Coast Bancorp....................................   1,740       28,327
    Westamerica Bancorporation............................   3,200      150,176
   *Western Alliance Bancorp..............................   5,487       38,574
    Westwood Holdings Group, Inc..........................     700       26,376
    White Mountains Insurance Group, Ltd..................     700      294,973
   *Willis Group Holdings P.L.C...........................     550       22,517
   *Wilshire Bancorp, Inc.................................   2,428        8,012
   #Wintrust Financial Corp...............................   3,150      107,667
  #*World Acceptance Corp.................................   1,700      108,324
   #WR Berkley Corp.......................................  13,631      419,698
    Xl Group P.L.C........................................  30,038      616,380
   *Yadkin Valley Financial Corp..........................     471          876
    Zions Bancorporation..................................  17,764      389,032
   *ZipRealty, Inc........................................   2,357        6,387
                                                                   ------------
Total Financials..........................................          191,065,010
                                                                   ------------
Health Care -- (10.9%)
   *Abaxis, Inc...........................................   1,923       45,614
    Abbott Laboratories................................... 163,600    8,395,952
   *ABIOMED, Inc..........................................   4,350       71,819
  #*Accretive Health, Inc.................................   9,100      273,364
   *Accuray, Inc..........................................   6,563       45,285
   *Adolor Corp...........................................     778        1,727
    Aetna, Inc............................................  41,310    1,713,952
   *Affymax, Inc..........................................   2,611       17,259
   *Affymetrix, Inc.......................................   8,729       49,319
   *Agilent Technologies, Inc.............................  36,900    1,555,704
  #*Air Methods Corp......................................   1,457      102,136
   *Albany Molecular Research, Inc........................   3,400       16,252
  #*Alere, Inc............................................   8,565      252,582
   *Alexion Pharmaceuticals, Inc..........................  18,800    1,067,840
   *Align Technology, Inc.................................   7,500      164,925
   *Alkermes, Inc.........................................   7,971      137,420
    Allergan, Inc.........................................  30,728    2,498,494
   *Alliance HealthCare Services, Inc.....................   5,000       18,050
   *Allscripts Healthcare Solutions, Inc..................  18,860      342,309
   *Almost Family, Inc....................................     812       20,519
   *Alnylam Pharmaceuticals, Inc..........................   3,400       31,892
   *Alphatec Holdings, Inc................................   7,600       22,192
   *AMAG Pharmaceuticals, Inc.............................   2,000       29,620
  #*Amedisys, Inc.........................................   3,037       78,537
   *American Dental Partners, Inc.........................   1,985       23,066
   *AMERIGROUP Corp.......................................   5,200      286,000
    AmerisourceBergen Corp................................  28,820    1,104,094

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
   *Amgen, Inc..............................................  98,471 $5,386,364
   *Amicus Therapeutics, Inc................................   1,205      8,363
   *AMN Healthcare Services, Inc............................   6,328     51,004
   *Amsurg Corp.............................................   3,550     90,277
    Analogic Corp...........................................   1,300     69,927
   *AngioDynamics, Inc......................................   3,150     43,565
   *Anika Therapeutics, Inc.................................   1,888     12,140
   *Ardea Biosciences, Inc..................................     752     17,597
  #*Ariad Pharmaceuticals, Inc..............................  13,000    154,570
   *ArthroCare Corp.........................................   2,300     76,015
    Assisted Living Concepts, Inc...........................   1,830     28,676
  #*athenahealth, Inc.......................................   2,222    130,631
   *AtriCure, Inc...........................................   1,383     16,831
   *AVEO Pharmaceuticals, Inc...............................   2,456     46,934
    Bard (C.R.), Inc........................................   8,700    858,516
    Baxter International, Inc...............................  58,965  3,429,994
    Becton Dickinson & Co...................................  22,100  1,847,781
   *BioClinica, Inc.........................................   2,162     10,118
   *Biogen Idec, Inc........................................  25,600  2,607,872
  #*BioMarin Pharmaceutical, Inc............................  11,420    356,647
   *BioMimetic Therapeutics, Inc............................     495      1,911
   *Bio-Rad Laboratories, Inc. Class A......................   2,213    241,217
  #*Bio-Reference Labs, Inc.................................   2,473     49,312
   *BioScrip, Inc...........................................   2,900     20,822
   *Boston Scientific Corp.................................. 153,148  1,096,540
    Bristol-Myers Squibb Co................................. 169,950  4,870,767
   *Brookdale Senior Living, Inc............................  10,600    226,734
   *Bruker BioSciences Corp.................................   7,300    125,706
   *Caliper Life Sciences, Inc..............................   1,000      8,150
   *Cambrex Corp............................................   3,827     16,877
    Cantel Medical Corp.....................................   1,444     35,999
   *Capital Senior Living Corp..............................   3,849     33,833
    Cardinal Health, Inc....................................  36,892  1,614,394
   *CareFusion Corp.........................................  22,417    591,585
   *CAS Medical Systems, Inc................................   1,217      3,395
   *Catalyst Health Solutions, Inc..........................   4,700    307,991
   *Celgene Corp............................................  47,370  2,809,041
   *Centene Corp............................................   4,800    157,488
  #*Cephalon, Inc...........................................   7,295    583,162
  #*Cepheid, Inc............................................   5,996    226,409
  #*Cerner Corp.............................................  14,800    984,052
   *Charles River Laboratories International, Inc...........   4,800    189,840
    Chemed Corp.............................................   2,300    139,863
    Cigna Corp..............................................  28,100  1,398,537
   *Codexis, Inc............................................   1,220     10,980
   *Community Health Systems, Inc...........................   8,800    227,392
    Computer Programs & Systems, Inc........................   1,336     98,062
   *Conceptus, Inc..........................................   3,600     41,004
   *CONMED Corp.............................................   2,735     71,110
   *Continucare Corp........................................   4,200     26,544
    Cooper Cos., Inc........................................   4,865    372,124
   *Corvel Corp.............................................   1,200     55,380
  #*Covance, Inc............................................   6,600    377,850
   *Coventry Health Care, Inc...............................  15,100    483,200
    Covidien P.L.C..........................................  52,537  2,668,354
   *Cross Country Healthcare, Inc...........................   1,700     11,747
   *CryoLife, Inc...........................................   3,061     17,662
  #*Cubist Pharmaceuticals, Inc.............................   7,273    247,064
   *Cutera, Inc.............................................   1,850     15,004
   *Cyberonics, Inc.........................................   2,600     70,564
   *Cynosure, Inc. Class A..................................   1,600     20,816

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Health Care -- (Continued)
   *DaVita, Inc..............................................  9,970 $  832,894
  #*Dendreon Corp............................................ 14,051    518,482
    DENTSPLY International, Inc.............................. 14,600    553,194
  #*DepoMed, Inc.............................................  5,000     37,800
   *DexCom, Inc..............................................  1,924     27,282
   *Dynacq Healthcare, Inc...................................    300        555
   *DynaVox, Inc. Class A....................................  2,000     13,180
   *Edwards Lifesciences Corp................................ 12,306    878,033
    Eli Lilly & Co........................................... 94,475  3,618,392
   *Emdeon, Inc. Class A.....................................  7,178    111,259
   *Emergent Biosolutions, Inc...............................  2,866     59,183
   *Emeritus Corp............................................  3,705     72,803
   *Endo Pharmaceuticals Holdings, Inc....................... 10,931    407,180
  .*Endo Pharmaceuticals Solutions...........................  8,600      9,460
   *Endologix, Inc...........................................     99        899
    Ensign Group, Inc........................................    931     26,440
   *Enzo Biochem, Inc........................................  2,081      7,991
  #*Enzon Pharmaceuticals, Inc...............................  4,617     44,877
   *eResearch Technology, Inc................................  4,700     29,939
   *Exactech, Inc............................................  1,400     23,926
   *Express Scripts, Inc..................................... 51,408  2,789,398
   *Five Star Quality Care, Inc..............................  2,100     10,395
   *Forest Laboratories, Inc................................. 29,798  1,104,314
   *Furiex Pharmaceuticals, Inc..............................    833     15,794
  #*Genomic Health, Inc......................................  2,708     72,710
   *Gen-Probe, Inc...........................................  4,994    302,387
   *Gentiva Health Services, Inc.............................  3,177     57,154
   *Gilead Sciences, Inc..................................... 80,700  3,418,452
   *Greatbatch, Inc..........................................  2,910     72,517
   *Haemonetics Corp.........................................  2,902    190,081
   *Hanger Orthopedic Group, Inc.............................  3,139     65,950
  #*Hansen Medical, Inc......................................  4,900     22,442
   *Harvard Bioscience, Inc..................................  4,139     20,943
   *Health Management Associates, Inc........................ 26,324    250,078
   *Health Net, Inc..........................................  7,798    219,280
   *HealthSouth Corp.........................................  9,722    237,217
   *Healthspring, Inc........................................  6,500    266,760
   *HealthStream, Inc........................................  2,809     38,034
   *Healthways, Inc..........................................  3,100     46,283
   *Henry Schein, Inc........................................  9,500    631,370
    Hill-Rom Holdings, Inc...................................  6,500    242,385
  #*Hi-Tech Pharmacal Co., Inc...............................  1,129     31,939
   *HMS Holdings Corp........................................  2,989    225,968
   *Hologic, Inc............................................. 28,078    521,408
   *Hospira, Inc............................................. 17,214    879,980
  #*Human Genome Sciences, Inc............................... 19,500    409,695
   #Humana, Inc.............................................. 17,600  1,312,608
   *ICU Medical, Inc.........................................  1,350     57,348
   *Idera Pharmaceuticals, Inc...............................  3,093      6,062
  #*IDEXX Laboratories, Inc..................................  5,800    481,052
   *Illumina, Inc............................................ 13,146    820,968
   *Immucor, Inc.............................................  6,656    176,384
   *Impax Laboratories, Inc..................................  5,940    125,809
  #*Incyte Corp.............................................. 11,917    207,832
   *Infinity Pharmaceuticals, Inc............................  2,446     22,014
  #*Insulet Corp.............................................    726     14,273
   *Integra LifeSciences Holdings Corp.......................  2,600    117,182
   *IntegraMed America, Inc..................................  1,294     11,840
  #*InterMune, Inc...........................................  5,787    193,170
  #*Intuitive Surgical, Inc..................................  4,238  1,697,531
    Invacare Corp............................................  3,000     89,940

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
   *IPC The Hospitalist Co.................................   1,859 $    84,083
   *IRIS International, Inc................................   2,045      21,145
   *ISTA Pharmaceuticals, Inc..............................   3,453      17,161
   *Jazz Pharmaceuticals, Inc..............................   3,900     157,833
    Johnson & Johnson...................................... 277,421  17,974,107
   *Kensey Nash Corp.......................................     800      20,960
   *Kindred Healthcare, Inc................................   5,377     101,303
   *Kinetic Concepts, Inc..................................   6,700     448,498
  #*K-V Pharmaceutical Co..................................     300         597
  #*Laboratory Corp. of America Holdings...................  10,600     962,056
    Landauer, Inc..........................................   1,100      62,095
   *Lannet Co., Inc........................................   1,787       8,488
   *LCA-Vision, Inc........................................   2,557      10,765
    LeMaitre Vascular, Inc.................................   1,000       6,620
   *LHC Group, Inc.........................................   2,363      53,829
   *Life Technologies Corp.................................  18,073     813,827
   *LifePoint Hospitals, Inc...............................   5,229     193,996
   #Lincare Holdings, Inc..................................   9,508     243,310
   *Luminex Corp...........................................   3,762      76,557
   *Magellan Health Services, Inc..........................   3,400     177,140
    Masimo Corp............................................   3,593      99,814
   *Maxygen, Inc...........................................   3,953      21,465
    McKesson Corp..........................................  26,733   2,168,581
   *MedAssets, Inc.........................................   3,200      40,544
   *MedCath Corp...........................................   1,848      24,246
   *Medco Health Solutions, Inc............................  40,745   2,562,046
   *Medical Action Industries, Inc.........................   1,834      13,975
   *Medicines Co. (The)....................................   4,000      59,920
   *MediciNova, Inc........................................     740       1,998
    Medicis Pharmaceutical Corp. Class A...................   6,317     234,866
   *Medidata Solutions, Inc................................   1,485      30,339
   *Medivation, Inc........................................     693      14,705
   *Mednax, Inc............................................   4,664     317,898
   *MedQuist Holdings, Inc.................................   1,800      24,102
    MEDTOX Scientific, Inc.................................     977      15,251
    Medtronic, Inc......................................... 111,904   4,034,139
    Merck & Co., Inc....................................... 326,565  11,145,663
  #*Merge Healthcare, Inc..................................   5,633      28,616
    Meridian Bioscience, Inc...............................   3,278      70,805
   *Merit Medical Systems, Inc.............................   5,933      92,970
   *Metropolitan Health Networks, Inc......................   3,300      18,678
   *Mettler Toledo International, Inc......................   3,245     502,358
   *Molina Healthcare, Inc.................................   3,660      82,899
   *Momenta Pharmaceuticals, Inc...........................   4,800      84,768
   *MWI Veterinary Supply, Inc.............................   1,055      93,958
   *Mylan, Inc.............................................  44,450   1,012,571
   *Myrexis, Inc...........................................   3,247      11,007
   *Myriad Genetics, Inc...................................   9,300     197,811
   *Nabi Biopharmaceuticals................................   3,233       6,369
    National Healthcare Corp...............................   1,100      52,327
    National Research Corp.................................     200       7,286
   *Natus Medical, Inc.....................................   3,695      42,603
   *Neogen Corp............................................   2,531     104,682
   *Neurocrine Biosciences, Inc............................   4,921      38,039
   *NPS Pharmaceuticals, Inc...............................   3,074      29,695
  #*NuVasive, Inc..........................................   3,900     111,618
   *NxStage Medical, Inc...................................   3,198      58,843
   *Obagi Medical Products, Inc............................   1,800      18,666
   #Omnicare, Inc..........................................  11,740     358,070
   *Omnicell, Inc..........................................   2,600      44,486
   *Onyx Pharmaceuticals, Inc..............................   6,300     207,774

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED



                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
  #*Optimer Pharmaceuticals, Inc...........................   3,003 $    31,772
   *OraSure Technologies, Inc..............................   6,438      59,230
   *Orthofix International N.V.............................     816      34,460
    Owens & Minor, Inc.....................................   6,400     195,200
   *Palomar Medical Technologies, Inc......................   1,396      13,848
   *Par Pharmaceutical Cos., Inc...........................   4,600     148,994
   *Parexel International Corp.............................   5,425     111,375
    Patterson Cos., Inc....................................   9,800     302,232
   *PDI, Inc...............................................   1,874      13,999
   #PDL BioPharma, Inc.....................................  14,616      90,473
    PerkinElmer, Inc.......................................  12,800     313,088
    Perrigo Co.............................................   8,800     794,728
    Pfizer, Inc............................................ 836,983  16,103,553
    Pharmaceutical Products Development Service, Inc.......  10,900     314,247
   *Pharmasset, Inc........................................   3,800     461,244
   *PharMerica Corp........................................   2,600      33,202
   *Progenics Pharmaceuticals, Inc.........................   2,600      14,196
   *ProPhase Labs, Inc.....................................     450         396
   *Providence Service Corp................................   1,854      21,970
   *PSS World Medical, Inc.................................   5,600     134,008
   #Quality Systems, Inc...................................   2,000     182,720
    Quest Diagnostics, Inc.................................  15,234     822,788
   *Questcor Pharmaceuticals, Inc..........................   5,910     183,506
   *Quidel Corp............................................   1,817      27,182
   *Regeneration Technologies, Inc.........................   5,098      16,772
   *Regeneron Pharmaceuticals, Inc.........................   7,200     382,032
   *Repligen Corp..........................................   3,600      12,708
  #*ResMed, Inc............................................  15,500     469,495
   *Rigel Pharmaceuticals, Inc.............................   6,301      54,756
   *Rochester Medical Corp.................................   1,592      14,264
   *Rockwell Medical Technologies, Inc.....................     493       5,280
  #*Sangamo BioSciences, Inc...............................     863       4,677
   *SciClone Pharmaceuticals, Inc..........................   5,877      37,730
  #*Seattle Genetics, Inc..................................  10,700     182,221
   *Select Medical Holdings Corp...........................   6,247      49,039
   *Sirona Dental Systems, Inc.............................   5,275     266,810
   *Skilled Healthcare Group, Inc..........................   2,400      21,120
   *Solta Medical, Inc.....................................   1,565       3,819
   *SonoSite, Inc..........................................   1,500      48,990
   *Spectranetics Corp.....................................   4,200      29,106
    St. Jude Medical, Inc..................................  34,855   1,620,758
    Steris Corp............................................   5,700     199,443
   *Strategic Diagnostics, Inc.............................   2,577       5,541
    Stryker Corp...........................................  29,550   1,605,747
   *Sucampo Pharmaceuticals, Inc...........................     900       3,618
   *Sun Healthcare Group, Inc..............................   1,366       9,562
  #*Sunrise Senior Living, Inc.............................   6,000      52,920
   *SuperGen, Inc..........................................   5,837      17,861
   *SurModics, Inc.........................................   1,100      12,100
   *Symmetry Medical, Inc..................................   3,300      31,779
   *Synovis Life Technologies, Inc.........................   1,397      23,288
  #*Targacept, Inc.........................................   1,213      24,794
   *Team Health Holdings, Inc..............................   6,338     139,499
    Techne Corp............................................   3,633     275,345
    Teleflex, Inc..........................................   4,020     242,125
   *Tenet Healthcare Corp..................................  49,766     276,699
  #*Theravance, Inc........................................   6,843     146,303
   *Thermo Fisher Scientific, Inc..........................  41,354   2,484,962
   *Thoratec Corp..........................................   6,400     215,616
   *TranS1, Inc............................................   2,100       9,702
   *Transcend Services, Inc................................   1,200      34,872

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED



                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
   *Transcept Pharmaceuticals, Inc........................   1,128 $      4,580
   *Triple-S Management Corp..............................   2,513       54,205
    U.S. Physical Therapy, Inc............................     902       21,720
   *United Therapeutics Corp..............................   5,600      321,328
    UnitedHealth Group, Inc............................... 114,655    5,690,328
   *Universal American Corp...............................   8,200       77,982
    Universal Health Services, Inc........................   9,600      476,544
    Utah Medical Products, Inc............................     276        6,969
  #*Varian Medical Systems, Inc...........................  12,400      778,224
   *Vascular Solutions, Inc...............................   1,700       22,202
  #*VCA Antech, Inc.......................................   8,100      158,274
   *Vertex Pharmaceuticals, Inc...........................  21,043    1,091,290
  #*Vical, Inc............................................     539        2,593
   *Viropharma, Inc.......................................   7,500      135,600
   *Warner Chilcott P.L.C.................................  14,100      296,382
   *Waters Corp...........................................   9,400      826,166
   *Watson Pharmaceuticals, Inc...........................  13,100      879,403
   *WellCare Health Plans, Inc............................   4,400      192,940
    WellPoint, Inc........................................  39,162    2,645,393
   #West Pharmaceutical Services, Inc.....................   3,695      162,100
   *Wright Medical Group, Inc.............................   3,195       49,970
   *XenoPort, Inc.........................................   2,900       20,561
    Young Innovations, Inc................................     900       26,082
  #*Zalicus, Inc..........................................   4,700       10,810
   *Zimmer Holdings, Inc..................................  20,380    1,223,208
   *Zoll Medical Corp.....................................   1,500      104,490
                                                                   ------------
Total Health Care.........................................          169,148,872
                                                                   ------------
Industrials -- (10.7%)
  #*3D Systems Corp.......................................   3,402       72,837
    3M Co.................................................  68,823    5,997,236
    A.O. Smith Corp.......................................   3,450      143,072
   *A.T. Cross Co.........................................     845       12,481
  #*A123 Systems, Inc.....................................   3,740       19,186
    AAON, Inc.............................................   3,075       69,741
    AAR Corp..............................................   4,400      129,096
    ABM Industries, Inc...................................   4,678      105,255
   *Acacia Technologies Group.............................   3,810      163,525
   *ACCO Brands Corp......................................   5,418       46,432
    Aceto Corp............................................   1,500        9,150
    Actuant Corp. Class A.................................   6,500      160,615
    Acuity Brands, Inc....................................   4,282      208,491
   *Advisory Board Co. (The)..............................   1,800       96,372
   *Aecom Technology Corp.................................  10,600      262,244
   *Aerovironment, Inc....................................   2,000       57,660
   *AGCO Corp.............................................   9,500      450,490
   *Air Transport Services Group, Inc.....................   1,756        8,745
    Aircastle, Ltd........................................   5,800       66,410
    Alamo Group, Inc......................................     789       18,865
   *Alaska Air Group, Inc.................................   3,216      196,562
    Albany International Corp.............................   2,000       53,140
    Alexander & Baldwin, Inc..............................   3,830      184,644
  #*Allegiant Travel Co...................................     900       38,727
    Alliant Techsystems, Inc..............................   3,650      238,090
   *Altra Holdings, Inc...................................   2,389       53,131
   *Amerco, Inc...........................................     854       76,980
   *American Railcar Industries, Inc......................   1,606       37,564
   *American Reprographics Co.............................   5,000       34,150
    American Science & Engineering, Inc...................   1,100       89,243
    American Woodmark Corp................................   1,214       20,177
    Ameron International Corp.............................   1,000       85,090

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED



                                                              SHARES   VALUE+
                                                              ------ ----------
Industrials -- (Continued)
    Ametek, Inc.............................................. 16,650 $  707,625
    Ampco-Pittsburgh Corp....................................    700     18,235
   *APAC Customer Services, Inc..............................  3,943     33,161
    Apogee Enterprises, Inc..................................  3,000     34,350
    Applied Industrial Technologies, Inc.....................  2,463     78,619
   *Argan, Inc...............................................  1,600     16,592
    Arkansas Best Corp.......................................  3,000     72,180
   *Armstrong World Industries, Inc..........................  4,900    193,550
   *Astec Industries, Inc....................................  2,360     88,547
   *Astronics Corp...........................................    707     22,546
   *Atlas Air Worldwide Holdings, Inc........................  1,209     63,340
    Avery Dennison Corp...................................... 10,101    318,687
  #*Avis Budget Group, Inc...................................  8,800    132,968
    AZZ, Inc.................................................  1,400     70,042
   *Babcock & Wilcox Co. (The)............................... 11,810    295,014
   #Badger Meter, Inc........................................  1,600     58,384
    Barnes Group, Inc........................................  5,300    129,055
    Barrett Business Services, Inc...........................  1,157     17,262
   *BE Aerospace, Inc........................................  9,300    370,140
   *Beacon Roofing Supply, Inc...............................  4,390     93,858
    Belden, Inc..............................................  4,700    173,195
   *Blount International, Inc................................  4,200     69,846
   *BlueLinx Holdings, Inc...................................    743      1,672
    Boeing Co. (The)......................................... 69,957  4,929,870
    Brady Co. Class A........................................  4,590    135,864
    Briggs & Stratton Corp...................................  4,900     83,986
   #Brink's Co. (The)........................................  4,700    140,248
   *Builders FirstSource, Inc................................  2,029      4,667
    C.H. Robinson Worldwide, Inc............................. 17,711  1,280,682
   *CAI International, Inc...................................  1,400     24,570
    Carlisle Cos., Inc.......................................  6,900    298,287
    Cascade Corp.............................................  1,095     54,739
   *Casella Waste Systems, Inc...............................  2,209     13,895
    Caterpillar, Inc......................................... 68,959  6,812,460
  #*CBIZ, Inc................................................  5,600     41,776
    CDI Corp.................................................  1,100     14,256
   *CECO Environmental Corp..................................    670      5,065
   *Celadon Group, Inc.......................................  2,769     37,880
   *Ceradyne, Inc............................................  2,710     87,831
   *Chart Industries, Inc....................................  3,900    206,934
    Chase Corp...............................................  1,300     18,226
    Cintas Corp.............................................. 13,630    443,656
    CIRCOR International, Inc................................  1,580     68,335
    CLAROC, Inc..............................................  4,900    215,894
   *Clean Harbors, Inc.......................................  5,000    263,750
   *CNH Global N.V...........................................  6,081    231,929
   *Coleman Cable, Inc.......................................  1,100     14,498
   *Colfax Corp..............................................  4,100    110,987
   *Columbus McKinnon Corp...................................  2,000     32,900
    Comfort Systems USA, Inc.................................  5,229     54,591
   *Command Security Corp....................................  1,631      2,528
   *Commercial Vehicle Group, Inc............................  2,700     28,620
   *Consolidated Graphics, Inc...............................    900     46,431
    Con-way, Inc.............................................  4,723    172,956
    Cooper Industries P.L.C.................................. 17,081    893,507
   *Copart, Inc..............................................  6,879    298,893
    Corporate Executive Board Co.............................  3,488    141,787
   *Corrections Corp. of America............................. 10,900    233,914
   *CoStar Group, Inc........................................  1,557     91,489
    Courier Corp.............................................  1,460     14,031
    Covanta Holding Corp..................................... 12,535    216,605

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED



                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
   *Covenant Transportation Group, Inc......................     100 $      587
   *CPI Aerostructures, Inc.................................     541      7,634
   *CRA International, Inc..................................   1,100     29,568
    Crane Co................................................   5,100    236,232
    CSX Corp................................................ 116,500  2,862,405
    Cubic Corp..............................................   2,236    108,535
    Cummins, Inc............................................  19,900  2,087,112
    Curtiss-Wright Corp.....................................   4,800    153,408
    Danaher Corp............................................  61,595  3,024,930
    Deere & Co..............................................  44,826  3,519,289
   *Delta Air Lines, Inc....................................  24,962    196,950
    Deluxe Corp.............................................   5,100    120,054
   *DigitalGlobe, Inc.......................................   2,600     67,912
   *Dollar Thrifty Automotive Group, Inc....................   2,400    172,896
    Donaldson Co., Inc......................................   7,600    420,888
    Douglas Dynamics, Inc...................................     466      7,079
    Dover Corp..............................................  19,580  1,184,003
    Ducommun, Inc...........................................   1,100     24,200
   #Dun & Bradstreet Corp. (The)............................   5,291    383,862
   *DXP Enterprises, Inc....................................   1,100     29,909
   *Dycom Industries, Inc...................................   3,734     63,627
    Dynamic Materials Corp..................................     900     19,080
  #*Eagle Bulk Shipping, Inc................................   4,700     11,092
    Eastern Co..............................................     600     10,764
    Eaton Corp..............................................  34,340  1,646,603
   *EMCOR Group, Inc........................................   6,800    189,856
    Emerson Electric Co.....................................  76,078  3,734,669
    Encore Wire Corp........................................   2,300     50,623
   *Energy Recovery, Inc....................................   2,000      6,140
    EnergySolutions, Inc....................................  10,900     55,154
   *EnerNOC, Inc............................................   1,180     19,753
   *EnerSys.................................................   5,000    159,900
    Ennis, Inc..............................................   3,000     52,620
   *EnPro Industries, Inc...................................   1,500     69,360
    Equifax, Inc............................................  13,079    449,394
    ESCO Technologies, Inc..................................   2,486     86,214
   *Esterline Technologies Corp.............................   3,100    236,747
  #*Excel Maritime Carriers, Ltd............................   4,897     12,634
    Expeditors International of Washington, Inc.............  22,436  1,070,646
   *Exponent, Inc...........................................   1,600     66,896
   *Express-1 Expedited Solutions, Inc......................   1,852      7,223
   #Fastenal Co.............................................  28,738    967,034
    Federal Signal Corp.....................................   5,347     30,906
   #FedEx Corp..............................................  31,573  2,743,062
   *Flow International Corp.................................   3,739     12,750
    Flowserve Corp..........................................   5,800    576,404
    Fluor Corp..............................................  18,430  1,170,858
    Forward Air Corp........................................   3,046     94,913
   *Franklin Covey Co.......................................   1,500     16,800
    Franklin Electric Co., Inc..............................   2,799    122,176
   *Freightcar America, Inc.................................   1,200     29,616
  #*FTI Consulting, Inc.....................................   4,826    175,136
   *Fuel Tech, Inc..........................................   1,700     10,812
   *Furmanite Corp..........................................   2,500     19,600
    G & K Services, Inc. Class A............................   1,900     64,733
    Gardner Denver Machinery, Inc...........................   5,200    443,508
    GATX Corp...............................................   4,600    181,378
  #*Genco Shipping & Trading, Ltd...........................   2,800     17,528
   *Gencor Industries, Inc..................................     400      3,096
   *GenCorp, Inc............................................   8,470     47,940
   *Generac Holdings, Inc...................................   3,866     71,714

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED



                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
  #*General Cable Corp...................................     5,129 $   203,980
    General Dynamics Corp................................    33,485   2,281,668
    General Electric Co.................................. 1,123,991  20,130,679
   *Genesee & Wyoming, Inc...............................     3,920     215,757
   *GEO Group, Inc. (The)................................     7,410     154,128
   *GeoEye, Inc..........................................     1,926      76,963
   *Gibraltar Industries, Inc............................     3,140      32,279
   *Global Power Equipment Group, Inc....................       890      23,113
    Goodrich Corp........................................    13,000   1,236,820
    Gorman-Rupp Co. (The)................................     1,953      63,629
   *GP Strategies Corp...................................     1,842      23,854
    Graco, Inc...........................................     5,725     251,499
   *Graftech International, Ltd..........................    12,400     238,824
    Graham Corp..........................................     1,800      35,424
    Granite Construction, Inc............................     4,000      93,520
    Great Lakes Dredge & Dock Corp.......................     6,976      41,507
   *Greenbrier Cos., Inc.................................     2,000      40,240
   *Griffon Corp.........................................     5,806      54,867
   *H&E Equipment Services, Inc..........................     3,900      46,800
    Hardinge, Inc........................................       700       7,665
    Harsco Corp..........................................     7,588     207,987
   *Hawaiian Holdings, Inc...............................     2,300      10,810
    Healthcare Services Group, Inc.......................     7,041     110,473
    Heartland Express, Inc...............................     8,526     130,618
   #HEICO Corp...........................................     1,093      57,120
    HEICO Corp. Class A..................................     2,476      91,612
    Heidrick & Struggles International, Inc..............     1,861      49,503
    Herman Miller, Inc...................................     5,553     127,775
   *Hertz Global Holdings, Inc...........................    27,400     385,518
   *Hexcel Corp..........................................     9,170     219,530
   *Hill International, Inc..............................     4,200      22,554
   #HNI Corp.............................................     4,273      89,348
  #*Hoku Corp............................................       182         269
    Honeywell International, Inc.........................    76,292   4,051,105
    Houston Wire & Cable Co..............................     2,370      37,707
   *Hub Group, Inc. Class A..............................     3,514     124,677
    Hubbell, Inc. Class B................................     5,742     341,477
   *Hudson Highland Group, Inc...........................     3,600      21,564
   *Huntington Ingalls Industries, Inc...................     4,771     159,733
   *Hurco Cos., Inc......................................       883      25,978
   *Huron Consulting Group, Inc..........................     1,650      53,410
   *ICF International, Inc...............................     1,750      40,880
    IDEX Corp............................................     8,975     372,283
   *IHS, Inc.............................................     4,554     335,584
   *II-VI, Inc...........................................     5,896     147,577
    #Illinois Tool Works, Inc............................    46,758   2,328,548
    Ingersoll-Rand P.L.C.................................    35,100   1,313,442
  #*InnerWorkings, Inc...................................     5,800      42,514
   *Innovative Solutions & Support, Inc..................     1,906      10,197
   *Insituform Technologies, Inc.........................     4,000      80,200
    Insperity, Inc.......................................     2,599      75,943
    Insteel Industries, Inc..............................     2,000      22,920
   *Integrated Electrical Services, Inc..................       707       2,340
    Interface, Inc. Class A..............................     4,525      72,490
   *Interline Brands, Inc................................     3,492      58,421
    International Shipholding Corp.......................       637      13,116
    Intersections, Inc...................................     2,400      46,608
   #Iron Mountain, Inc...................................    19,588     619,568
    ITT Industries, Inc..................................    18,200     970,788
    J.B. Hunt Transport Services, Inc....................     9,800     443,352
   *Jacobs Engineering Group, Inc........................    12,800     500,992

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Industrials -- (Continued)
  #*JetBlue Airways Corp..................................... 26,500 $  126,935
    John Bean Technologies Corp..............................  2,998     52,945
    Joy Global, Inc.......................................... 11,025  1,035,468
   *Kadant, Inc..............................................    900     23,679
    Kaman Corp. Class A......................................  2,316     82,496
   *Kansas City Southern..................................... 11,100    658,785
   *KAR Auction Services, Inc................................  8,712    154,899
    Kaydon Corp..............................................  3,390    120,854
    KBR, Inc................................................. 17,390    619,954
   *Kelly Services, Inc. Class A.............................  2,711     42,427
    Kennametal, Inc..........................................  7,800    307,554
   *Key Technology, Inc......................................    844     13,707
   *Kforce, Inc..............................................  3,187     43,917
    Kimball International, Inc. Class B......................  2,500     15,000
   *Kirby Corp...............................................  5,150    300,348
    Knight Transportation, Inc...............................  7,406    116,570
    Knoll, Inc...............................................  4,500     82,125
   *Korn/Ferry International.................................  5,576    120,107
  #*Kratos Defense & Security Solutions, Inc.................  3,829     41,619
    L-3 Communications Holdings, Inc......................... 11,419    903,471
    Landstar System, Inc.....................................  4,810    215,728
    Lawson Products, Inc.....................................    649     12,117
   *Layne Christensen Co.....................................  1,700     49,827
    LB Foster Co. Class A....................................    130      4,518
   #Lennox International, Inc................................  5,060    187,119
    Lincoln Electric Holdings, Inc...........................  8,292    283,752
    Lindsay Corp.............................................  1,149     72,732
   *LMI Aerospace, Inc.......................................  1,198     27,542
   #Lockheed Martin Corp..................................... 29,938  2,267,205
    LSI Industries, Inc......................................  2,400     19,968
   *Lydall, Inc..............................................    600      7,248
   *M&F Worldwide Corp.......................................  1,400     35,084
    Manitowoc Co., Inc. (The)................................ 13,300    186,067
    Manpower, Inc............................................  8,363    422,499
    Marten Transport, Ltd....................................  2,239     46,056
   #Masco Corp............................................... 37,174    392,186
   *MasTec, Inc..............................................  8,158    170,339
    McGrath Rentcorp.........................................  2,686     69,917
   *Meritor, Inc.............................................  7,697    103,910
   *Metalico, Inc............................................  5,606     30,721
    Met-Pro Corp.............................................  1,935     20,395
   *MFRI, Inc................................................  1,091     10,124
   *Michael Baker Corp.......................................    800     16,688
   *Middleby Corp............................................  1,800    152,064
    Miller Industries, Inc...................................  1,376     22,539
    Mine Safety Appliances Co................................  3,895    132,897
   *Mistras Group, Inc.......................................  1,903     32,465
   *Mobile Mini, Inc.........................................  4,138     87,353
   *Moog, Inc................................................  3,995    163,595
    MSC Industrial Direct Co., Inc. Class A..................  4,600    284,188
    Mueller Industries, Inc..................................  4,400    165,132
    Mueller Water Products, Inc.............................. 15,235     49,818
    Multi-Color Corp.........................................  1,486     40,018
   *MYR Group, Inc...........................................  1,797     43,649
    NACCO Industries, Inc. Class A...........................    533     48,439
   #National Presto Industries, Inc..........................    737     74,982
    National Technical Systems, Inc..........................  1,200      7,236
   *Navigant Consulting, Inc.................................  4,323     50,882
   *Navistar International Corp..............................  7,260    372,511
   *NN, Inc..................................................  1,100     12,958
    Nordson Corp.............................................  6,274    320,162

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Industrials -- (Continued)
    Norfolk Southern Corp.................................... 36,895 $2,792,952
    Northrop Grumman Corp.................................... 28,828  1,744,382
   *Northwest Pipe Co........................................  1,100     33,055
   *Ocean Power Technologies, Inc............................    300        987
   *Old Dominion Freight Line, Inc...........................  5,325    197,291
   *Omega Flex, Inc..........................................    302      3,917
   *On Assignment, Inc.......................................  4,296     43,819
   *Orbital Sciences Corp....................................  6,400    110,848
   *Orion Energy Systems, Inc................................    258        947
   *Orion Marine Group, Inc..................................  2,500     21,725
   *Oshkosh Corp.............................................  9,100    225,862
   *Owens Corning, Inc....................................... 11,569    411,625
   *P.A.M. Transportation Services, Inc......................    492      4,772
    PACCAR, Inc.............................................. 34,000  1,455,540
    Pall Corp................................................ 12,600    624,708
    Parker Hannifin Corp..................................... 17,240  1,362,305
   *Park-Ohio Holdings Corp..................................  1,300     24,713
    Pentair, Inc............................................. 10,700    393,867
   *PGT, Inc.................................................  1,429      2,658
   *Pike Electric Corp.......................................  2,597     22,828
   *Pinnacle Airlines Corp...................................    800      3,192
    Pitney Bowes, Inc........................................ 21,438    461,989
   *PMFG, Inc................................................    400      7,508
   *Polypore International, Inc..............................  5,100    346,800
   *Powell Industries, Inc...................................    700     26,978
   *PowerSecure International, Inc...........................  2,600     17,810
    Precision Castparts Corp................................. 14,687  2,370,188
    Primoris Services Corp...................................  3,333     40,663
   *Quad Graphics, Inc.......................................    493     16,594
   *Quality Distribution, Inc................................  2,800     32,200
    Quanex Building Products Corp............................  1,631     25,558
   *Quanta Services, Inc..................................... 20,813    385,457
    R. R. Donnelley & Sons Co................................ 19,874    373,830
   *RailAmerica, Inc.........................................  3,585     53,345
    Raven Industries, Inc....................................  1,804     95,305
    Raytheon Co.............................................. 37,455  1,675,362
   *RBC Bearings, Inc........................................  1,740     66,068
   *RCM Technologies, Inc....................................    395      2,184
    Regal-Beloit Corp........................................  3,764    228,211
   *Republic Airways Holdings, Inc...........................  3,058     13,241
    Republic Services, Inc................................... 34,724  1,008,038
    Resources Connection, Inc................................  4,266     55,543
    Robbins & Myers, Inc.....................................  3,725    179,694
    Robert Half International, Inc........................... 14,550    398,379
    Rockwell Automation, Inc................................. 15,520  1,113,715
    Rockwell Collins, Inc.................................... 16,300    897,967
    Rollins, Inc............................................. 13,988    267,031
    Roper Industries, Inc.................................... 10,000    816,300
   *Rush Enterprises, Inc. Class A...........................  2,700     53,973
    Ryder System, Inc........................................  5,850    329,472
   *Saia, Inc................................................  1,550     23,358
   *Sauer-Danfoss, Inc.......................................  4,600    218,500
    Schawk, Inc..............................................  2,653     41,891
   *School Specialty, Inc....................................  1,749     21,023
   *SFN Group, Inc...........................................  4,600     64,032
   *Shaw Group, Inc..........................................  8,600    222,568
    SIFCO Industries, Inc....................................    100      1,825
    Simpson Manufacturing Co., Inc...........................  3,979    112,606
    SkyWest, Inc.............................................  4,300     55,298
   *SL Industries, Inc.......................................    856     20,852
    Snap-on, Inc.............................................  6,470    367,884

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Industrials -- (Continued)
    Southwest Airlines Co.................................... 74,739 $  744,400
   *Sparton Corp.............................................    400      3,692
   *Spirit Aerosystems Holdings, Inc......................... 10,700    219,243
    SPX Corp.................................................  5,600    421,344
   *Standard Parking Corp....................................  1,343     22,348
    Standard Register Co.....................................  1,800      5,400
    Standex International Corp...............................  1,820     58,586
    Stanley Black & Decker, Inc.............................. 16,888  1,110,724
    Steelcase, Inc. Class A..................................  6,100     60,573
  #*Stericycle, Inc..........................................  8,600    706,232
   *Sterling Construction Co., Inc...........................  1,200     15,360
    Sun Hydraulics, Inc......................................  2,535     72,273
   *SunPower Corp. Class B...................................  1,395     21,148
    Superior Uniform Group, Inc..............................    162      1,894
   *SYKES Enterprises, Inc...................................  4,500     86,850
    TAL International Group, Inc.............................  1,400     43,316
   *Taser International, Inc.................................  5,800     23,838
   *Team, Inc................................................  1,692     45,261
   *Tecumseh Products Co. Class A............................    900      9,198
   *Teledyne Technologies, Inc...............................  3,500    189,805
    Tennant Co...............................................  1,788     76,544
   *Terex Corp............................................... 10,102    224,365
   *Tetra Tech, Inc..........................................  5,900    129,800
    Textainer Group Holdings, Ltd............................  4,200    108,990
   #Textron, Inc............................................. 27,900    645,327
   *Thomas & Betts Corp......................................  5,500    268,290
    Timken Co................................................  9,620    420,105
   #Titan International, Inc.................................  3,598     90,921
   *Titan Machinery, Inc.....................................  2,100     55,461
    Toro Co..................................................  3,240    174,409
    Towers Watson & Co.......................................  5,550    339,382
   *Trailer Bridge, Inc......................................  1,126      1,576
   *TransDigm Group, Inc.....................................  5,100    459,357
   *TRC Cos., Inc............................................  3,000     16,740
    Tredegar Industries, Inc.................................  2,230     42,504
   *Trex Co., Inc............................................  1,300     27,404
   *TriMas Corp..............................................  3,981     95,425
    Trinity Industries, Inc..................................  8,400    250,236
   #Triumph Group, Inc.......................................  3,922    211,160
   *TrueBlue, Inc............................................  4,918     73,819
    Tutor Perini Corp........................................  3,843     60,643
    Twin Disc, Inc...........................................  1,800     68,400
    Tyco International, Ltd.................................. 48,918  2,166,578
    U.S. Home Systems, Inc...................................    848      4,299
   *Ultralife Corp...........................................  2,100      9,870
    UniFirst Corp............................................  1,740     95,439
    Union Pacific Corp....................................... 51,016  5,228,120
  #*United Continental Holdings, Inc......................... 27,940    506,273
    United Parcel Service, Inc............................... 73,755  5,105,321
  #*United Rentals, Inc......................................  4,895    112,634
    United Stationers, Inc...................................  5,372    172,387
    United Technologies Corp................................. 92,170  7,635,363
    Universal Forest Products, Inc...........................  1,950     57,466
   *Universal Truckload Services, Inc........................  1,088     17,299
   *URS Corp.................................................  8,903    363,509
  #*US Airways Group, Inc.................................... 16,600    103,584
    US Ecology, Inc..........................................  2,200     37,158
   *USA Truck, Inc...........................................  1,235     13,980
  #*USG Corp.................................................  8,800    100,144
    UTi Worldwide, Inc.......................................  9,600    155,232
    Valmont Industries, Inc..................................  2,100    204,435

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
  #*Verisk Analytics, Inc. Class A........................  13,687 $    455,777
   *Versar, Inc...........................................   1,500        4,515
    Viad Corp.............................................   1,350       27,986
    Vicor Corp............................................   4,703       66,171
    Virco Manufacturing Corp..............................   1,718        4,364
    VSE Corp..............................................     800       16,840
    W.W. Grainger, Inc....................................   6,100      905,057
    Wabtec Corp...........................................   4,860      313,567
    Waste Connections, Inc................................  12,075      389,298
   #Waste Management, Inc.................................  47,792    1,504,970
    Watsco, Inc. Class A..................................   2,500      147,950
    Watts Water Technologies, Inc.........................   3,070      102,937
   *WCA Waste Corp........................................   1,761       10,020
   #Werner Enterprises, Inc...............................   5,492      129,337
   *WESCO International, Inc..............................   4,462      226,179
   *Willis Lease Finance Corp.............................     400        5,320
    Woodward, Inc.........................................   6,200      213,900
                                                                   ------------
Total Industrials.........................................          166,441,310
                                                                   ------------

Information Technology -- (17.6%)
   *Accelrys, Inc.........................................   6,101       44,354
   *Accenture P.L.C. Class A..............................  68,930    4,076,520
   *ACI Worldwide, Inc....................................   3,500      126,560
   *Acme Packet, Inc......................................   6,500      382,980
    Activision Blizzard, Inc..............................  52,134      617,267
   *Actuate Corp..........................................   5,359       32,529
   *Acxiom Corp...........................................   5,929       81,464
   *ADDvantage Technologies Group, Inc....................     400        1,048
   *Adobe Systems, Inc....................................  52,858    1,465,224
    Adtran, Inc...........................................   6,400      211,776
   *Advanced Analogic Technologies, Inc...................   5,128       31,024
   *Advanced Energy Industries, Inc.......................   4,259       45,188
  #*Advanced Micro Devices, Inc...........................  60,648      445,156
  #*Advent Software, Inc..................................   5,154      119,727
   *Agilysys, Inc.........................................   2,000       19,140
   *Akamai Technologies, Inc..............................  18,800      455,336
  #*Alliance Data Systems Corp............................   5,400      531,036
   *Alpha & Omega Semiconductor, Ltd......................     640        7,194
    Altera Corp...........................................  34,510    1,410,769
   *Amdocs, Ltd...........................................  19,411      612,029
    American Software, Inc. Class A.......................   2,776       23,763
  #*Amkor Technology, Inc.................................  10,900       58,097
    Amphenol Corp.........................................  18,600      909,354
  #*Amtech Systems, Inc...................................     700       12,565
   *Anadigics, Inc........................................   8,617       27,057
    Analog Devices, Inc...................................  31,500    1,083,600
   *Anaren, Inc...........................................   1,739       34,797
  #*Ancestry.com, Inc.....................................   4,100      146,001
    Anixter International, Inc............................   3,513      219,281
   *ANSYS, Inc............................................   8,992      454,995
  #*AOL, Inc..............................................  11,162      191,763
   *Apple, Inc............................................  92,460   36,103,781
    Applied Materials, Inc................................ 139,779    1,722,077
   *Applied Micro Circuits Corp...........................   8,159       51,483
   *Ariba, Inc............................................   9,400      310,858
   *Arris Group, Inc......................................  12,650      151,800
   *Arrow Electronics, Inc................................  12,374      429,997
  #*Aruba Networks, Inc...................................   9,788      224,635
  #*AsiaInfo-Linkage, Inc.................................   4,942       75,514
   *Atmel Corp............................................  47,743      577,690
   *ATMI, Inc.............................................   3,222       60,090

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
   *AuthenTec, Inc..........................................     945 $    2,457
   *Autodesk, Inc...........................................  24,100    829,040
    Automatic Data Processing, Inc..........................  53,125  2,735,406
    Avago Technologies, Ltd.................................  19,005    639,138
   *Aviat Networks, Inc.....................................   6,079     23,526
   *Avid Technology, Inc....................................   3,971     51,980
   *Avnet, Inc..............................................  15,383    450,722
    AVX Corp................................................  14,488    201,673
   *Aware, Inc..............................................   2,752      9,770
   *AXT, Inc................................................   2,829     24,697
    Bel Fuse, Inc. Class B..................................   1,175     22,349
   *Benchmark Electronics, Inc..............................   4,988     73,074
   *BigBand Networks, Inc...................................   6,604     12,878
    Black Box Corp..........................................   2,047     58,319
    Blackbaud, Inc..........................................   3,996    101,498
  #*Blackboard, Inc.........................................   2,305    100,406
   *Blue Coat Systems, Inc..................................   4,100     82,615
   *BMC Software, Inc.......................................  18,495    799,354
   *Bottomline Technologies, Inc............................   3,236     75,366
   *Brightpoint, Inc........................................   6,483     58,930
   *Broadcom Corp...........................................  50,150  1,859,061
    Broadridge Financial Solutions, Inc.....................  11,030    254,352
   *Brocade Communications Systems, Inc.....................  46,371    254,113
   *Brooks Automation, Inc..................................   5,441     51,744
   *BTU International, Inc..................................     600      4,302
    CA, Inc.................................................  42,530    948,419
   *Cabot Microelectronics Corp.............................   2,700    104,463
   *CACI International, Inc.................................   3,035    179,308
  #*Cadence Design Systems, Inc.............................  27,100    279,943
   *CalAmp Corp.............................................     709      2,673
   *Calix, Inc..............................................   3,886     71,269
   *Cardtronics, Inc........................................   4,200     96,516
   *Cascade Microtech, Inc..................................   1,242      6,657
    Cass Information Systems, Inc...........................     925     34,725
   *Cavium, Inc.............................................     367     12,658
   *CEVA, Inc...............................................   2,500     75,550
   *Checkpoint Systems, Inc.................................   4,385     68,844
   *Ciber, Inc..............................................   6,800     34,136
  #*Cirrus Logic, Inc.......................................   7,408    112,453
    Cisco Sytems, Inc....................................... 553,000  8,831,410
   *Citrix Systems, Inc.....................................  18,800  1,354,352
   *Clearfield, Inc.........................................     674      5,426
  #*Clearwire Corp. Class A.................................   9,900     21,483
    Cognex Corp.............................................   3,680    124,936
   *Cognizant Technology Solutions Corp.....................  31,059  2,170,092
   *Cogo Group, Inc.........................................   1,417      6,674
   *Coherent, Inc...........................................   2,400    115,272
    Cohu, Inc...............................................   1,500     18,780
    Communications Systems, Inc.............................   1,155     20,651
   *CommVault Systems, Inc..................................   4,405    170,562
    Computer Sciences Corp..................................  16,200    571,536
   *Computer Task Group, Inc................................   2,000     25,780
   *Compuware Corp..........................................  22,529    217,630
   *comScore, Inc...........................................   1,853     40,414
    Comtech Telecommunications Corp.........................   2,516     67,806
  #*Concur Technologies, Inc................................   4,700    213,568
  #*Constant Contact, Inc...................................     159      3,010
   *Convergys Corp..........................................  13,000    161,720
   *Convio, Inc.............................................   1,335     13,564
   *CoreLogic, Inc..........................................   9,349    147,527
    Corning, Inc............................................ 160,924  2,560,301

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
   *Cray, Inc...............................................   4,250 $   25,670
  #*Cree, Inc...............................................  10,250    336,815
    Crexendo, Inc...........................................   1,526      5,387
   *CSG Systems International, Inc..........................   3,600     63,936
   #CTC Media, Inc..........................................   5,700    120,042
    CTS Corp................................................   1,800     17,694
   *CyberOptics Corp........................................   1,199     11,307
   *Cymer, Inc..............................................   3,000    132,090
   *Cypress Semiconductor Corp..............................  16,538    340,352
    Daktronics, Inc.........................................   3,790     37,635
   *Datalink Corp...........................................   2,266     23,430
    DDi Corp................................................   2,120     17,448
   *DealerTrack Holdings, Inc...............................   4,579    106,187
   *Dell, Inc............................................... 173,183  2,812,492
   *Deltek, Inc.............................................   2,271     16,260
   *DemandTec, Inc..........................................   1,751     12,537
  #*DG FastChannel, Inc.....................................   2,200     62,172
   *Dice Holdings, Inc......................................   5,895     81,292
   *Diebold, Inc............................................   6,300    190,512
   *Digi International, Inc.................................   2,040     29,152
   *Digimarc Corp...........................................     858     34,071
   *Digital River, Inc......................................   3,500     89,250
   *Diodes, Inc.............................................   3,450     81,248
  #*Dolby Laboratories, Inc.................................   4,760    201,634
   *Dot Hill Systems Corp...................................   5,766     13,031
   *DSP Group, Inc..........................................   3,285     24,933
    DST Systems, Inc........................................   4,000    204,760
   *DTS, Inc................................................   2,000     69,440
   *Dynamics Research Corp..................................   1,200     14,508
    Earthlink, Inc..........................................  11,100     89,244
   *eBay, Inc............................................... 122,440  4,009,910
  #*Ebix, Inc...............................................   5,000     98,450
  #*Echo Global Logistics, Inc..............................   1,347     20,151
   *EchoStar Corp...........................................   4,501    150,603
   *Edgewater Technology, Inc...............................   1,000      2,740
    Electro Rent Corp.......................................   2,590     41,854
   *Electro Scientific Industries, Inc......................   1,924     36,960
   *Electronic Arts, Inc....................................  35,026    779,328
   *Electronics for Imaging, Inc............................   5,500     94,655
   *eMagin Corp.............................................   2,210      9,834
  #*EMC Corp................................................ 219,463  5,723,595
   *EMCORE Corp.............................................   7,167     18,778
   *EMS Technologies, Inc...................................   1,900     62,472
   *Emulex Corp.............................................   6,700     56,615
   *Entegris, Inc...........................................  12,500    107,125
  #*Entropic Communications, Inc............................   1,688     11,276
    EPIQ Systems, Inc.......................................   4,051     52,339
   *ePlus, Inc..............................................     500     13,265
  #*Equinix, Inc............................................   4,918    513,783
   *Euronet Worldwide, Inc..................................   5,430     93,179
   *Exar Corp...............................................   2,919     19,295
   *ExlService Holdings, Inc................................   1,500     35,010
   *Extreme Networks........................................   3,700     12,543
   *F5 Networks, Inc........................................   8,150    761,862
   #FactSet Research Systems, Inc...........................   4,550    419,010
    Fair Isaac Corp.........................................   4,050    120,488
   *Fairchild Semiconductor International, Inc..............  12,759    191,513
   *Faro Technologies, Inc..................................   2,100     85,596
   *FEI Co..................................................   5,430    179,407
    Fidelity National Information Services, Inc.............  26,415    792,978
  #*Finisar Corp............................................   8,100    138,024

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
  #*First Solar, Inc.......................................   5,850 $   691,646
   *Fiserv, Inc............................................  15,200     917,472
   #FLIR Systems, Inc......................................  16,600     455,836
   *FormFactor, Inc........................................   6,406      58,871
    Forrester Research, Inc................................   3,266     103,206
   *Fortinet, Inc..........................................   9,600     195,072
   *Frequency Electronics, Inc.............................     798       8,355
   *FSI International, Inc.................................   3,600      10,188
   *Gartner Group, Inc.....................................   9,500     350,645
   *Genpact, Ltd...........................................  20,549     339,059
   *Gerber Scientific, Inc.................................   2,901      31,969
   *Global Cash Access, Inc................................   8,829      24,809
    Global Payments, Inc...................................   7,901     374,586
   *Globecomm Systems, Inc.................................   2,474      34,537
   *Google, Inc............................................  25,676  15,500,344
   *GSE Systems, Inc.......................................   1,745       3,874
   *GSI Group, Inc.........................................     900      10,107
   *GSI Technology, Inc....................................   3,200      20,544
  #*GT Solar International, Inc............................  12,200     166,408
   *GTSI Corp..............................................     200       1,032
   *Hackett Group, Inc.....................................   5,500      24,035
   *Harmonic, Inc..........................................   9,800      53,214
   #Harris Corp............................................  13,340     531,866
    Heartland Payment Systems, Inc.........................   3,339      70,253
    Hewlett-Packard Co..................................... 222,900   7,837,164
   *Hittite Microwave Corp.................................   3,087     172,841
   *Hutchinson Technology, Inc.............................   1,900       5,947
   *Hypercom Corp..........................................   1,800      14,598
   *I.D. Systems, Inc......................................   2,003       9,895
   *IAC/InterActiveCorp....................................   8,300     343,537
  #*Identive Group, Inc....................................   1,092       2,315
   *IEC Electronics Corp...................................     638       4,032
   #iGATE Corp.............................................   2,100      31,479
   *Imation Corp...........................................   2,440      20,301
   *Immersion Corp.........................................     597       5,463
   *Infinera Corp..........................................  10,000      64,300
   *Informatica Corp.......................................  10,550     539,422
   *InfoSpace, Inc.........................................   2,980      28,399
   *Ingram Micro, Inc. Class A.............................  16,870     312,938
   *Innodata Isogen, Inc...................................   4,054      12,527
   *Insight Enterprises, Inc...............................   4,020      67,657
   *Integrated Device Technology, Inc......................  15,566     106,471
   *Integrated Silicon Solution, Inc.......................   3,810      33,871
    Intel Corp............................................. 546,462  12,202,496
   *Interactive Intelligence Group.........................   1,900      72,219
    InterDigital, Inc......................................   4,292     292,929
   *Intermec, Inc..........................................   4,663      50,267
   *Internap Network Services Corp.........................   4,500      27,990
    International Business Machines Corp................... 129,548  23,558,304
   *International Rectifier Corp...........................   6,998     179,779
   *Interphase Corp........................................     490       2,278
    Intersil Corp. Class A.................................  12,140     146,287
   *Intevac, Inc...........................................   2,384      21,694
   *IntriCon Corp..........................................     800       3,160
   *Intuit, Inc............................................  30,930   1,444,431
   *IPG Photonics Corp.....................................   4,400     264,836
   *Iteris, Inc............................................     600         774
  #*Itron, Inc.............................................   4,100     176,464
   *Ixia...................................................   6,068      60,680
   *IXYS Corp..............................................   3,144      42,884
  #*j2 Global Communications, Inc..........................   4,783     127,897

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
    Jabil Circuit, Inc.....................................  21,112 $   386,561
    Jack Henry & Associates, Inc...........................   8,590     248,680
   *JDA Software Group, Inc................................   4,149     116,006
   *JDS Uniphase Corp......................................  22,900     301,135
   *Juniper Networks, Inc..................................  55,798   1,305,115
   *Kemet Corp.............................................   1,173      14,311
   *Kenexa Corp............................................   1,623      41,500
    Keynote Systems, Inc...................................   2,200      52,690
  #*KIT Digital, Inc.......................................   2,059      23,987
    KLA-Tencor Corp........................................  17,580     700,036
   *Kopin Corp.............................................   8,696      37,393
   *Kulicke & Soffa Industries, Inc........................   5,900      54,280
   *KVH Industries, Inc....................................   2,000      19,140
   *Lam Research Corp......................................  12,900     527,352
   *Lattice Semiconductor Corp.............................  12,649      78,424
    Lender Processing Services, Inc........................  10,111     190,390
   *Lexmark International, Inc.............................   7,034     236,131
  #*Limelight Networks, Inc................................   5,694      23,459
    Linear Technology Corp.................................  23,800     697,340
   *Liquidity Services, Inc................................   2,736      66,156
    Littlefuse, Inc........................................   2,018     103,100
   *LogMeIn, Inc...........................................   1,400      49,770
   *LoJack Corp............................................   2,400       9,624
   *LoopNet, Inc...........................................   3,256      59,650
   *Loral Space & Communications, Inc......................   2,228     145,444
   *LSI Corp...............................................  67,544     497,124
   *LTX-Credence Corp......................................   2,640      18,982
   *Magma Design Automation, Inc...........................   2,900      21,576
   *Manhattan Associates, Inc..............................   2,194      81,836
    ManTech International Corp. Class A....................   2,440      99,552
    Marchex, Inc...........................................   3,183      27,597
   *Market Leader, Inc.....................................     900       2,016
   *Marvell Technology Group, Ltd..........................  57,000     844,740
    MasterCard, Inc. Class A...............................  10,978   3,329,078
   *Mattersight Corp.......................................     500       3,665
    Maxim Integrated Products, Inc.........................  30,860     708,546
    Maximus, Inc...........................................   3,800     146,794
   *Maxwell Technologies, Inc..............................   1,386      23,382
   *Measurement Specialties, Inc...........................   1,400      45,724
   *MEMC Electronic Materials, Inc.........................  20,520     152,258
   *Mentor Graphics Corp...................................  10,500     120,015
   *Mercury Computer Systems, Inc..........................   2,500      41,975
    Mesa Laboratories, Inc.................................     300      10,122
    Methode Electronics, Inc...............................   4,169      44,108
    Micrel, Inc............................................   5,800      58,870
   #Microchip Technology, Inc..............................  20,060     677,025
   *Micron Technology, Inc.................................  91,974     677,848
   *MICROS Systems, Inc....................................   8,600     421,142
   *Microsemi Corp.........................................   7,000     138,950
    Microsoft Corp......................................... 772,907  21,177,652
   *MicroStrategy, Inc.....................................     700     111,559
  #*Mindspeed Technologies, Inc............................   3,300      22,473
   *MIPS Technologies, Inc.................................   5,600      40,208
    MKS Instruments, Inc...................................   3,600      89,820
    Mocon, Inc.............................................     535       9,036
    ModusLink Global Solutions, Inc........................   5,100      21,369
    Molex, Inc. Class A....................................   7,690     151,878
   *MoneyGram International, Inc...........................  33,265     111,770
   *Monolithic Power Systems, Inc..........................   3,320      44,787
   *Monotype Imaging Holdings, Inc.........................   4,300      58,910
  #*Monster Worldwide, Inc.................................  12,900     151,446

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
  #*MoSys, Inc.............................................   3,108 $    16,566
   *Motorola Mobility Holdings, Inc........................  27,681     619,501
   *Motorola Solutions, Inc................................  33,747   1,514,903
    MTS Systems Corp.......................................   1,500      59,115
   *Multi-Fineline Electronix, Inc.........................   1,672      33,958
   *Nanometrics, Inc.......................................   2,297      38,796
    National Instruments Corp..............................  10,993     284,059
    National Semiconductor Corp............................  23,900     590,808
   *NCI, Inc. Class A......................................   1,200      25,776
   *NCR Corp...............................................  15,970     318,602
  #*NetApp, Inc............................................  39,760   1,889,395
   *NETGEAR, Inc...........................................   3,800     125,058
   *NetLogic Microsystems, Inc.............................   6,400     221,120
   *NetScout Systems, Inc..................................   3,414      52,064
   *NetSuite, Inc..........................................   6,436     252,356
   *Network Equipment Technologies, Inc....................   2,600       6,734
   *NeuStar, Inc...........................................   7,100     184,884
   *Newport Corp...........................................   3,370      52,370
    NIC, Inc...............................................   2,797      35,718
   *Novatel Wireless, Inc..................................   4,993      25,614
  #*Novellus Systems, Inc..................................   8,782     272,593
  #*Nuance Communications, Inc.............................  25,206     504,372
   *NumereX Corp. Class A..................................     700       5,082
  #*Nvidia Corp............................................  62,400     862,992
  #*Oclaro, Inc............................................   4,000      18,800
   *OmniVision Technologies, Inc...........................   5,500     160,820
   *ON Semiconductor Corp..................................  45,865     398,567
   *Online Resources Corp..................................   4,610      16,412
   *Openwave Systems, Inc..................................   6,000      13,500
   *Oplink Communications, Inc.............................   1,500      25,320
    OPNET Technologies, Inc................................   2,358      80,903
    Optical Cable Corp.....................................   1,300       5,122
    Oracle Corp............................................ 413,116  12,633,087
   *OSI Systems, Inc.......................................   2,078      85,801
   *PAR Technology Corp....................................   1,750       6,755
   *Parametric Technology Corp.............................  12,160     252,806
    Park Electrochemical Corp..............................   2,544      66,551
    Paychex, Inc...........................................  34,050     961,232
   *PC Connection, Inc.....................................   1,900      14,858
   *PC Mall, Inc...........................................   1,968      15,547
   *PC-Tel, Inc............................................   2,700      17,550
   *PDF Solutions, Inc.....................................   2,729      16,374
   *Perficient, Inc........................................   2,900      29,029
   *Performance Technologies, Inc..........................   1,257       2,690
   *Pericom Semiconductor Corp.............................   2,935      24,008
   *Pervasive Software, Inc................................   2,700      19,818
   *Photronics, Inc........................................   4,200      31,416
   *Planar Systems, Inc....................................     930       2,948
    Plantronics, Inc.......................................   4,599     157,516
   *Plexus Corp............................................   4,363     128,752
   *PLX Technology, Inc....................................   3,500      11,935
   *PMC-Sierra, Inc........................................  21,900     153,081
   *Polycom, Inc...........................................  18,600     502,758
   #Power Integrations, Inc................................   2,545      90,322
  #*Power-One, Inc.........................................   6,500      46,865
   *Presstek, Inc..........................................     266         484
   *PRGX Global, Inc.......................................   2,100      13,692
  .*Price Communications Liquidation Trust.................   3,605          --
   *Progress Software Corp.................................   6,750     162,675
   *PROS Holdings, Inc.....................................   1,082      17,658
    QAD, Inc. Class A......................................     736       7,949

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
    QAD, Inc. Class B.......................................     184 $    1,772
   *QLogic Corp.............................................   9,800    148,666
    QUALCOMM, Inc........................................... 178,170  9,760,153
   *Qualstar Corp...........................................     300        543
   *Quest Software, Inc.....................................   5,728    108,717
   *QuinStreet, Inc.........................................   2,500     31,225
   *Rackspace Hosting, Inc..................................  10,200    408,000
   *Radiant Systems, Inc....................................   3,908    110,167
   *RadiSys Corp............................................   2,460     19,532
   *RealNetworks, Inc.......................................  12,200     41,236
   *Red Hat, Inc............................................  19,250    810,040
   *Reis, Inc...............................................   1,130     11,978
    Renaissance Learning, Inc...............................   1,245     15,998
   *RF Micro Devices, Inc...................................  25,500    172,125
    Richardson Electronics, Ltd.............................   2,200     32,626
   *RightNow Technologies, Inc..............................   1,674     56,816
    Rimage Corp.............................................   1,254     18,584
   *Riverbed Technology, Inc................................  15,200    435,176
   *Rofin-Sinar Technologies, Inc...........................   3,500    109,830
   *Rogers Corp.............................................   1,586     76,889
  #*Rosetta Stone, Inc......................................     696      9,605
   *Rovi Corp...............................................  11,745    622,133
  #*Rubicon Technology, Inc.................................   1,987     29,249
   *Rudolph Technologies, Inc...............................   2,537     21,793
   *S1 Corp.................................................   6,610     62,134
   *SAIC, Inc...............................................  29,600    474,488
  #*Salesforce.com, Inc.....................................  13,650  1,975,292
   *Sandisk Corp............................................  23,720  1,008,812
   *Sanmina-SCI Corp........................................   5,900     67,260
   *Sapient Corp............................................  12,399    172,594
   *ScanSource, Inc.........................................   2,584     95,479
   *SeaChange International, Inc............................   4,800     45,888
    Seagate Technology......................................  48,780    677,554
   *Semtech Corp............................................   7,320    170,556
   *ShoreTel, Inc...........................................   4,940     42,089
   *Sigma Designs, Inc......................................   2,500     21,375
   *Silicon Graphics International Corp.....................   2,152     30,709
   *Silicon Image, Inc......................................   7,000     40,110
   *Silicon Laboratories, Inc...............................   4,120    145,889
  #*Skyworks Solutions, Inc.................................  18,521    468,767
   *Smart Modular Technologies (WWH), Inc...................   4,400     39,600
   *Smith Micro Software, Inc...............................   3,600     12,816
   *SolarWinds, Inc.........................................   7,100    152,721
    Solera Holdings, Inc....................................   7,392    413,065
   *Sonus Networks, Inc.....................................  19,700     58,312
  #*Sourcefire, Inc.........................................   2,700     66,366
   *Spansion, Inc. Class A..................................   4,965     90,264
   *Spark Networks, Inc.....................................   1,760      6,565
   *Spire Corp..............................................     726      1,452
   *SRS Labs, Inc...........................................   2,100     18,585
   *SS&C Technologies Holdings, Inc.........................   1,022     18,927
    Stamps.com, Inc.........................................   1,943     32,545
   *Standard Microsystems Corp..............................   2,342     55,412
   *StarTek, Inc............................................   2,385      8,586
   *STEC, Inc...............................................   3,227     32,819
  #*Stratasys, Inc..........................................   2,298     58,599
   *SuccessFactors, Inc.....................................   7,743    209,061
  #*SunPower Corp. Class A..................................     347      6,812
   *Super Micro Computer, Inc...............................   3,389     47,751
   *Supertex, Inc...........................................   1,500     29,070
   *Support.com, Inc........................................   5,150     16,583

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED



                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
   *Sycamore Networks, Inc..................................   2,218 $   43,695
   *Symantec Corp...........................................  77,015  1,467,906
   *Symmetricom, Inc........................................   5,609     31,803
  #*Synaptics, Inc..........................................   3,300     81,081
   *Synchronoss Technologies, Inc...........................   1,342     39,254
   *SYNNEX Corp.............................................   2,620     74,198
   *Synopsys, Inc...........................................  15,629    374,627
    Syntel, Inc.............................................   3,895    214,108
   *Take-Two Interactive Software, Inc......................   6,500     87,685
   *Taleo Corp..............................................   1,521     50,345
   *Tech Data Corp..........................................   5,300    247,351
   *TechTarget, Inc.........................................   2,848     18,882
   *Tekelec.................................................   8,300     65,155
   *TeleCommunication Systems, Inc..........................   4,200     21,336
   *TeleTech Holdings, Inc..................................   2,700     53,433
    Tellabs, Inc............................................  37,363    154,683
    Telular Corp............................................   1,234      7,873
   *Teradata Corp...........................................  17,585    966,472
  #*Teradyne, Inc...........................................  18,100    244,169
    Tessco Technologies, Inc................................   1,314     19,513
   *Tessera Technologies, Inc...............................   3,900     61,269
    Texas Instruments, Inc.................................. 124,030  3,689,892
  #*THQ, Inc................................................   7,619     20,305
   *TIBCO Software, Inc.....................................  20,000    520,800
   *Tier Technologies, Inc..................................   2,100     10,500
   *TNS, Inc................................................   2,000     33,800
    Total System Services, Inc..............................  18,883    351,413
   *Transact Technologies, Inc..............................     600      6,966
  #*Travelzoo, Inc..........................................   1,041     54,965
   *Trimble Navigation, Ltd.................................  12,847    457,096
   *Triquint Semiconductor, Inc.............................  17,700    133,104
   *TTM Technologies, Inc...................................   5,400     74,790
   *Tyler Technologies, Inc.................................   3,200     81,568
   *Ultimate Software Group, Inc............................   1,950    106,041
   *Ultra Clean Holdings, Inc...............................   2,422     16,809
   *Ultratech, Inc..........................................   2,200     57,970
   *Unisys Corp.............................................   4,500     93,465
    United Online, Inc......................................   9,350     55,820
  #*Universal Display Corp..................................   2,637     78,873
   *USA Technologies, Inc...................................   3,698      7,470
   *ValueClick, Inc.........................................   8,200    148,092
   *Varian Semiconductor Equipment Associates, Inc..........   7,497    455,368
  #*Veeco Instruments, Inc..................................   3,900    155,181
   *VeriFone Systems, Inc...................................   9,389    369,645
   *Verint Systems, Inc.....................................   1,455     49,499
    VeriSign, Inc...........................................  18,532    578,384
   *Viasat, Inc.............................................   3,700    166,241
   *Viasystems Group, Inc...................................   1,587     35,612
   *Vicon Industries, Inc...................................     900      3,938
   *Video Display Corp......................................   1,359      5,572
  #*Virnetx Holding Corp....................................   4,800    145,968
   *Virtusa Corp............................................   2,157     42,407
    Visa, Inc...............................................  55,498  4,747,299
   *Vishay Intertechnology, Inc.............................  16,942    233,291
   *Vishay Precision Group, Inc.............................   1,210     20,630
   *VistaPrint N.V..........................................   4,305    114,944
   *VMware, Inc. Class A....................................   8,242    827,002
   *Vocus, Inc..............................................     797     22,770
   *Volterra Semiconductor Corp.............................   2,400     61,848
    Wayside Technology Group, Inc...........................     252      2,853
   *Web.com Group, Inc......................................   2,905     25,244

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED



                                                           SHARES     VALUE+
                                                           ------- ------------
Information Technology -- (Continued)
  #*WebMD Health Corp.....................................   5,654 $    199,304
   *Websense, Inc.........................................   3,934       89,223
   *Westell Technologies, Inc.............................   5,426       15,464
   *Western Digital Corp..................................  22,500      775,350
    Western Union Co. (The)...............................  64,495    1,251,848
   *Wright Express Corp...................................   3,640      179,088
    Xerox Corp............................................ 148,092    1,381,698
    Xilinx, Inc...........................................  27,930      896,553
   *XO Group, Inc.........................................   4,000       37,400
   *X-Rite, Inc...........................................   4,100       19,926
   *Yahoo!, Inc........................................... 130,949    1,715,432
   *Zebra Technologies Corp. Class A......................   5,380      215,200
   *Zix Corp..............................................   2,933       11,263
   *Zoran Corp............................................   4,700       39,010
   *Zygo Corp.............................................     909       10,908
                                                                   ------------
Total Information Technology..............................          274,447,262
                                                                   ------------
Materials -- (4.2%)
    A. Schulman, Inc......................................   3,518       77,924
   *A.M. Castle & Co......................................   1,388       24,096
   *AEP Industries, Inc...................................     800       21,664
    Air Products & Chemicals, Inc.........................  21,501    1,907,784
    Airgas, Inc...........................................   8,360      574,332
    AK Steel Holding Corp.................................  10,900      132,435
    Albemarle Corp........................................   8,800      585,904
    Alcoa, Inc............................................ 112,738    1,660,631
    Allegheny Technologies, Inc...........................  10,432      607,038
   *Allied Nevada Gold Corp...............................   7,700      293,370
    AMCOL International Corp..............................   2,700       82,782
   *American Pacific Corp.................................     300        2,412
    American Vanguard Corp................................   2,950       40,297
    AptarGroup, Inc.......................................   7,000      357,350
   *Arabian American Development Co.......................     700        3,115
    Arch Chemicals, Inc...................................   2,400      113,088
    Ashland, Inc..........................................   7,707      471,977
    Balchem Corp..........................................   3,412      149,343
    Ball Corp.............................................  17,442      676,750
    Bemis Co., Inc........................................   9,991      315,716
    Boise, Inc............................................  10,125       70,166
    Buckeye Technologies, Inc.............................   3,300       88,737
    Cabot Corp............................................   5,800      226,780
   *Calgon Carbon Corp....................................   5,700       84,873
    Carpenter Technology Corp.............................   4,400      252,736
    Celanese Corp. Class A................................  16,230      894,760
   *Century Aluminum Co...................................   7,740      100,775
    CF Industries Holdings, Inc...........................   7,223    1,121,876
   *Clearwater Paper Corp.................................     900       68,076
    Cliffs Natural Resources, Inc.........................  14,188    1,274,366
   *Coeur d'Alene Mines Corp..............................   8,700      237,423
    Commercial Metals Co..................................  10,600      153,806
    Compass Minerals International, Inc...................   3,100      244,094
   *Contango ORE, Inc.....................................     170        2,550
   *Core Molding Technologies, Inc........................     389        3,536
   *Crown Holdings, Inc...................................  16,524      634,687
    Cytec Industries, Inc.................................   5,100      285,600
    Deltic Timber Corp....................................   1,300       67,405
    Domtar Corp...........................................   3,900      311,805
    Dow Chemical Co. (The)................................ 124,225    4,331,726
    E.I. du Pont de Nemours & Co..........................  94,860    4,877,701
   #Eagle Materials, Inc..................................   4,719      117,267
    Eastman Chemical Co...................................   7,500      724,425

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Materials -- (Continued)
    Ecolab, Inc.............................................. 24,857 $1,242,850
   *Ferro Corp...............................................  7,000     91,140
    FMC Corp.................................................  7,000    612,990
    Freeport-McMoRan Copper & Gold, Inc. Class B............. 98,760  5,230,330
    Friedman Industries, Inc.................................  1,199     14,208
  #*General Moly, Inc........................................  5,511     25,185
   *Georgia Gulf Corp........................................  2,976     59,639
    Globe Specialty Metals, Inc..............................  2,249     51,907
  #*Golden Minerals, Co......................................    900     13,086
   *Graham Packaging Co., Inc................................  2,000     50,700
   *Graphic Packaging Holding Co............................. 16,415     81,254
    Greif, Inc. Class A......................................  2,500    152,625
    H.B. Fuller Co...........................................  4,800    109,728
   #Hawkins, Inc.............................................    888     30,565
    Haynes International, Inc................................  1,800    112,752
   *Headwaters, Inc..........................................  7,000     16,030
  #*Hecla Mining Co.......................................... 26,300    204,351
   *Horsehead Holding Corp...................................  3,700     41,329
    Huntsman Corp............................................ 19,246    367,599
    Innophos Holdings, Inc...................................  2,585    124,597
   *Innospec, Inc............................................  2,411     77,441
    International Flavors & Fragrances, Inc..................  8,530    521,780
    International Paper Co................................... 44,054  1,308,404
  #*Intrepid Potash, Inc.....................................  6,300    209,475
    Kaiser Aluminum Corp.....................................  1,600     89,312
   *KapStone Paper & Packaging Corp..........................  1,700     26,503
    KMG Chemicals, Inc.......................................  1,500     25,140
    Koppers Holdings, Inc....................................  1,700     62,934
   *Kraton Performance Polymers, Inc.........................  2,700     97,470
    Kronos Worldwide, Inc.................................... 11,166    345,699
   *Landec Corp..............................................  3,992     24,671
    Limoneira Co.............................................    342      7,090
   *Louisiana-Pacific Corp................................... 11,400     88,350
   *LSB Industries, Inc......................................  2,200     87,428
    Lubrizol Corp............................................  6,800    915,280
   #Martin Marietta Materials, Inc...........................  4,700    355,414
   *Materion Corp............................................  2,140     81,577
    MeadWestavco Corp........................................ 17,697    551,085
   *Mercer International, Inc................................  3,588     33,153
   *Metals USA Holdings Corp.................................  2,264     34,820
    Minerals Technologies, Inc...............................  1,600    103,648
    Monsanto Co.............................................. 55,170  4,053,892
   *Mosaic Co. (The)......................................... 17,257  1,220,415
    Myers Industries, Inc....................................  3,889     46,279
    Nalco Holding Co......................................... 13,633    481,927
    Neenah Paper, Inc........................................  1,100     22,209
    NewMarket Corp...........................................  1,212    198,792
    Newmont Mining Corp...................................... 51,460  2,861,691
    NL Industries, Inc.......................................  5,704    102,672
   *Northern Technologies International Corp.................    300      5,268
    Nucor Corp............................................... 33,413  1,299,432
    Olin Corp................................................  8,155    170,521
    Olympic Steel, Inc.......................................  1,300     33,995
   *OM Group, Inc............................................  3,200    116,096
   *Omnova Solutions, Inc....................................  3,300     22,308
   *Owens-Illinois, Inc...................................... 17,100    396,207
    P.H. Glatfelter Co.......................................  5,000     75,450
    Packaging Corp. of America............................... 10,100    269,367
   *Penford Corp.............................................  1,572      9,133
    PolyOne Corp.............................................  7,300    113,150
    PPG Industries, Inc...................................... 16,135  1,358,567

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Materials -- (Continued)
    Praxair, Inc...........................................  30,956 $ 3,208,280
    Quaker Chemical Corp...................................     900      36,486
    Reliance Steel & Aluminum Co...........................   7,700     361,977
    Rock-Tenn Co. Class A..................................   5,722     351,674
   *Rockwood Holdings, Inc.................................   7,780     470,457
    Royal Gold, Inc........................................   5,000     320,500
    RPM International, Inc.................................  14,000     295,120
   *RTI International Metals, Inc..........................   2,700      86,589
    Schnitzer Steel Industries, Inc. Class A...............   2,600     132,054
    Schweitzer-Maudoit International, Inc..................   2,340     131,297
   #Scotts Miracle-Gro Co. Class A (The)...................   6,160     310,834
    Sealed Air Corp........................................  15,677     337,526
   *Senomyx, Inc...........................................   3,301      17,231
    Sensient Technologies Corp.............................   6,202     230,218
    Sherwin-Williams Co....................................   9,600     740,832
    Sigma-Aldrich Corp.....................................  12,700     852,170
    Silgan Holdings, Inc...................................   5,200     201,656
   *Solutia, Inc...........................................  12,300     263,712
    Sonoco Products Co.....................................  10,972     351,653
    Southern Copper Corp...................................  19,090     652,114
   *Spartech Corp..........................................   2,300      13,225
    Steel Dynamics, Inc....................................  21,700     338,954
  #*Stillwater Mining Co...................................   9,500     145,350
  #*STR Holdings, Inc......................................   1,412      19,429
    Synalloy Corp..........................................   1,037      11,967
    Temple-Inland, Inc.....................................  11,100     333,222
    Texas Industries, Inc..................................   2,443      94,324
    Titanium Metals Corp...................................  13,223     235,237
  #*U.S. Gold Corp.........................................   7,290      46,292
   *United States Lime & Minerals, Inc.....................     353      14,558
    United States Steel Corp...............................  14,700     587,853
   *Universal Stainless & Alloy Products, Inc..............     300      13,407
    Valhi, Inc.............................................  10,794     585,251
    Valspar Corp...........................................  10,400     341,848
    Vulcan Materials Co....................................  12,648     433,700
    Walter Energy, Inc.....................................   6,400     784,448
    Wausau Paper Corp......................................   5,223      38,546
    Westlake Chemical Corp.................................   4,430     229,252
    Worthington Industries, Inc............................   3,400      71,298
   *WR Grace & Co..........................................   7,600     383,344
    Zep, Inc...............................................   2,526      47,362
   *Zoltek Cos., Inc.......................................   3,824      38,661
                                                                    -----------
Total Materials............................................          64,969,996
                                                                    -----------
Other -- (0.0%)
  .*Atlas Energy, Inc. Escrow Shares.......................   7,038          --
  .*J. Crew Group, Inc. Escrow Shares......................   5,783          --
  .*MAIR Holdings, Inc. Escrow Shares......................     700          --
  .*Petrocorp., Inc. Escrow Shares.........................     100           6
                                                                    -----------
Total Other................................................                   6
                                                                    -----------
Telecommunication Services -- (2.6%)
    AboveNet, Inc..........................................   2,300     140,047
   #Alaska Communications Systems Group, Inc...............   2,070      14,966
   *American Tower Corp....................................  42,404   2,227,482
    AT&T, Inc.............................................. 621,380  18,181,579
    Atlantic Tele-Network, Inc.............................   1,149      43,398
   *Cbeyond, Inc...........................................   2,962      33,263
   *CenturyLink, Inc.......................................  64,615   2,397,857
   *Cincinnati Bell, Inc...................................  21,600      74,736
   *Cogent Communications Group, Inc.......................   1,430      21,550

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Telecommunication Services -- (Continued)
    Consolidated Communications Holdings, Inc..............   3,313 $    59,700
   *Crown Castle International Corp........................  30,004   1,302,174
    Frontier Communications Corp...........................  99,249     743,375
   *General Communications, Inc. Class A...................   3,100      35,185
   *Global Crossing, Ltd...................................   3,541     121,917
    HickoryTech Corp.......................................   2,100      22,428
    IDT Corp. Class B......................................   1,800      43,434
  #*Iridium Communications, Inc............................   2,818      24,038
  #*Leap Wireless International, Inc.......................   7,025      94,556
  #*Level 3 Communications, Inc............................ 177,400     386,732
   *MetroPCS Communications, Inc...........................  24,597     400,439
   *Neutral Tandem, Inc....................................   2,700      41,391
   *NII Holdings, Inc......................................  17,252     730,622
    NTELOS Holdings Corp...................................   4,000      77,680
   *Pendrell Corp..........................................   1,007       2,820
   *Premiere Global Services, Inc..........................   5,500      46,530
   *SBA Communications Corp................................  11,300     431,321
    Shenandoah Telecommunications Co.......................   1,830      29,024
   *Sprint Nextel Corp..................................... 315,219   1,333,376
    SureWest Communications................................   2,098      27,526
    Telephone & Data Systems, Inc..........................   4,800     136,128
    Telephone & Data Systems, Inc. Special Shares..........   4,700     117,124
   *tw telecom, Inc........................................  14,000     276,500
   *United States Cellular Corp............................   3,100     136,989
    USA Mobility, Inc......................................   2,900      47,879
    Verizon Communications, Inc............................ 296,381  10,459,285
    Windstream Corp........................................  52,870     645,543
                                                                    -----------
Total Telecommunication Services...........................          40,908,594
                                                                    -----------
Utilities -- (3.4%)
   *AES Corp...............................................  68,393     841,918
    AGL Resources, Inc.....................................   8,100     330,480
    ALLETE, Inc............................................   3,100     124,775
    Alliant Energy Corp....................................  11,900     468,979
    Ameren Corp............................................  25,500     734,910
    American Electric Power Co., Inc.......................  51,678   1,904,851
    American States Water Co...............................   1,900      64,961
    American Water Works Co., Inc..........................  18,700     523,600
    Aqua America, Inc......................................  14,467     305,977
    Artesian Resources Corp................................     471       8,572
    Atmos Energy Corp......................................   9,030     301,873
    Avista Corp............................................   5,712     144,000
   #Black Hills Corp.......................................   3,500     104,580
    California Water Service Group.........................   3,828      70,091
  #*Calpine Corp...........................................  39,712     645,320
    CenterPoint Energy, Inc................................  43,200     845,856
    Central Vermont Public Service Corp....................   1,249      43,827
    CH Energy Group, Inc...................................   1,800      91,926
    Chesapeake Utilities Corp..............................   1,000      38,610
    Cleco Corp.............................................   6,582     228,527
    CMS Energy Corp........................................  23,789     455,321
    Connecticut Water Services, Inc........................     900      22,797
    Consolidated Edison, Inc...............................  29,930   1,574,318
    Consolidated Water Co., Ltd............................     777       7,009
    Constellation Energy Group, Inc........................  19,625     762,039
    Delta Natural Gas Co., Inc.............................     360      11,657
   #Dominion Resources, Inc................................  59,003   2,858,695
   #DPL, Inc...............................................  12,053     364,603
    DTE Energy Co..........................................  18,100     902,104
    Duke Energy Corp....................................... 142,420   2,649,012
   *Dynegy, Inc............................................  10,337      59,128

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Utilities -- (Continued)
    Edison International, Inc................................ 33,200 $1,263,924
    El Paso Electric Co......................................  4,200    140,490
   #Empire District Electric Co..............................  4,170     85,110
    Entergy Corp............................................. 19,000  1,269,200
    Exelon Corp.............................................. 67,860  2,990,590
    FirstEnergy Corp......................................... 44,872  2,003,535
    Gas Natural, Inc.........................................    850      9,520
   *GenOn Energy, Inc........................................ 80,441    312,915
    Great Plains Energy, Inc................................. 14,200    286,414
    Hawaiian Electric Industries, Inc........................  9,600    224,640
    IDACORP, Inc.............................................  4,751    186,287
    Integrys Energy Group, Inc...............................  8,307    417,094
    ITC Holdings Corp........................................  5,400    379,404
    Laclede Group, Inc.......................................  2,600     96,850
    MDU Resources Group, Inc................................. 19,000    409,640
    MGE Energy, Inc..........................................  2,398     98,510
    Middlesex Water Co.......................................  1,920     35,117
    National Fuel Gas Co.....................................  8,210    594,240
    New Jersey Resources Corp................................  4,497    196,114
    NextEra Energy, Inc...................................... 42,652  2,356,523
    Nicor, Inc...............................................  4,400    240,680
    NiSource, Inc............................................ 29,912    602,129
    Northeast Utilities, Inc................................. 18,940    643,960
    Northwest Natural Gas Co.................................  2,797    124,774
    NorthWestern Corp........................................  3,600    115,272
   *NRG Energy, Inc.......................................... 27,100    664,492
    NSTAR.................................................... 10,800    478,764
    NV Energy, Inc........................................... 24,600    365,064
    OGE Energy Corp..........................................  9,800    490,392
    Oneok, Inc............................................... 10,900    793,411
    Ormat Technologies, Inc..................................  3,300     68,838
    Otter Tail Corp..........................................  3,601     74,829
    Pennichuck Corp..........................................    600     17,130
    Pepco Holdings, Inc...................................... 23,700    442,716
    PG&E Corp................................................ 42,603  1,765,042
   #Piedmont Natural Gas Co..................................  7,900    230,443
    Pinnacle West Capital Corp............................... 11,615    491,895
    PNM Resources, Inc.......................................  8,150    122,413
    Portland General Electric Co.............................  7,707    190,979
    PPL Corp................................................. 61,900  1,727,010
    Progress Energy, Inc..................................... 28,450  1,329,753
    Public Service Enterprise Group, Inc..................... 53,674  1,757,824
    Questar Corp............................................. 18,500    340,955
    RGC Resources, Inc.......................................    100      3,188
   #SCANA Corp............................................... 13,100    513,389
    Sempra Energy............................................ 24,300  1,231,767
    SJW Corp.................................................  2,210     51,979
    South Jersey Industries, Inc.............................  3,300    166,650
    Southern Co.............................................. 82,030  3,243,466
    Southwest Gas Corp.......................................  4,835    180,297
  #*Synthesis Energy Systems, Inc............................  2,352      4,869
    TECO Energy, Inc......................................... 21,500    398,395
    UGI Corp................................................. 11,600    351,480
    UIL Holdings Corp........................................  4,933    157,511
    UniSource Energy Corp....................................  3,800    139,916
    Unitil Corp..............................................    800     20,440
    Vectren Corp.............................................  8,200    216,562
   #Westar Energy, Inc....................................... 11,400    294,234
    WGL Holdings, Inc........................................  5,207    202,084
    Wisconsin Energy Corp.................................... 25,000    766,250
    Xcel Energy, Inc......................................... 51,679  1,240,296

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                              SHARES        VALUE+
                                                                            ----------- --------------
Utilities -- (Continued)
    York Water Co..........................................................       1,100 $       18,744
                                                                                        --------------
Total Utilities............................................................                 53,126,715
                                                                                        --------------
TOTAL COMMON STOCKS........................................................              1,458,729,028
                                                                                        --------------
RIGHTS/WARRANTS -- (0.0%)
   *Celgene Corp. Contingent Value Rights..................................       1,104          2,263
  .*Contra Pharmacopeia Contingent Value Rights............................         361             --
  .*Emergent Biosolutions, Inc. Contingent Value Rights....................         800             --
                                                                                        --------------
TOTAL RIGHTS/WARRANTS......................................................                      2,263
                                                                                        --------------

TEMPORARY CASH INVESTMENTS -- (0.3%)
    BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares....   3,832,229      3,832,229
                                                                                        --------------

                                                                              SHARES/
                                                                               FACE
                                                                              AMOUNT
                                                                            -----------
                                                                               (000)
SECURITIES LENDING COLLATERAL -- (6.0%)
(S)@DFA Short Term Investment Fund.........................................  92,180,856     92,180,856
   @Repurchase Agreement, JPMorgan Securities LLC 0.20%, 08/01/11
     (Collateralized by $1,479,230 FNMA, rates ranging from 4.500% to
     6.500%, maturities ranging from 05/01/36 to 07/01/41, valued at
     $1,483,883) to be repurchased at $1,436,151........................... $     1,436      1,436,127
                                                                                        --------------

TOTAL SECURITIES LENDING COLLATERAL........................................                 93,616,983
                                                                                        --------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,061,623,691)^^..................................................             $1,556,180,503
                                                                                        ==============

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                                    VALUATION INPUTS
                                    -------------------------------------------------
                                         INVESTMENT IN SECURITIES (MARKET VALUE)
                                    -------------------------------------------------
                                       LEVEL 1       LEVEL 2   LEVEL 3      TOTAL
                                    -------------- ----------- -------  --------------
Common Stocks
   Consumer Discretionary.......... $  175,996,124          --     --   $  175,996,124
   Consumer Staples................    141,355,771          --     --      141,355,771
   Energy..........................    181,269,368          --     --      181,269,368
   Financials......................    191,065,010          --     --      191,065,010
   Health Care.....................    169,139,412 $     9,460     --      169,148,872
   Industrials.....................    166,441,310          --     --      166,441,310
   Information Technology..........    274,447,262          --     --      274,447,262
   Materials.......................     64,969,996          --     --       64,969,996
   Other...........................             --           6     --                6
   Telecommunication Services......     40,908,594          --     --       40,908,594
   Utilities.......................     53,126,715          --     --       53,126,715
Rights/Warrants....................          2,263          --     --            2,263
Temporary Cash Investments.........      3,832,229          --     --        3,832,229
Securities Lending Collateral......             --  93,616,983     --       93,616,983
                                    -------------- -----------     ---  --------------
TOTAL.............................. $1,462,554,054 $93,626,449     --   $1,556,180,503
                                    ============== ===========     ===  ==============

              See accompanying Notes to Schedules of Investments.

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                            SHARES    VALUE+
                                                            ------- -----------
COMMON STOCKS -- (89.0%)
Consumer Discretionary -- (16.5%)
   *1-800-FLOWERS.COM, Inc................................. 124,250 $   373,992
   *99 Cents Only Stores................................... 116,280   2,296,530
    Aaron's, Inc...........................................  58,283   1,469,314
   *AC Moore Arts & Crafts, Inc............................  50,691      93,778
    Acme United Corp.......................................   1,331      13,456
    AH Belo Corp........................................... 102,354     655,066
    Aldila, Inc............................................  13,644      52,529
    Amcon Distributing Co..................................     388      25,360
   *American Biltrite, Inc.................................   4,366      36,849
   #American Greetings Corp. Class A....................... 130,517   2,893,562
   *America's Car-Mart, Inc................................  44,364   1,501,278
  #*Archipelago Learning, Inc..............................  29,855     287,802
   *Arctic Cat, Inc........................................  66,108   1,089,460
    Ark Restaurants Corp...................................  11,046     167,347
   *Asbury Automotive Group, Inc...........................  32,883     707,971
   *Ascent Capital Group, Inc. Class A.....................  30,572   1,470,819
  #*Atrinsic, Inc..........................................   2,089       8,231
   *Audiovox Corp. Class A................................. 133,943     963,050
   *Ballantyne Strong, Inc.................................  90,050     343,991
   #Barnes & Noble, Inc.................................... 135,113   2,350,966
    Bassett Furniture Industries, Inc......................  42,334     334,439
  #*Beasley Broadcast Group, Inc...........................  42,542     179,102
   *Beazer Homes USA, Inc.................................. 432,898   1,255,404
    bebe stores, Inc....................................... 136,701   1,012,954
   *Belo Corp..............................................  48,571     339,511
   *Benihana, Inc..........................................  15,390     140,357
   *Benihana, Inc. Class A.................................  15,559     143,454
   *Biglari Holdings, Inc..................................   6,120   2,253,200
  #*BJ's Restaurants, Inc.................................. 248,223  11,510,100
   *Bluegreen Corp......................................... 173,693     448,128
    Blyth, Inc.............................................  37,909   2,398,123
    Bob Evans Farms, Inc................................... 114,812   3,965,606
   #Books-A-Million, Inc...................................  95,103     293,868
    Bowl America, Inc. Class A.............................  11,489     146,255
  #*Boyd Gaming Corp....................................... 173,301   1,514,651
   *Brookfield Residential Properties, Inc.................  40,550     404,283
   #Brown Shoe Co., Inc.................................... 136,812   1,381,801
   #Brunswick Corp......................................... 260,009   5,675,996
   *Build-A-Bear-Workshop, Inc............................. 119,496     739,680
   *Cabela's, Inc.......................................... 270,530   7,401,701
   *Cache, Inc.............................................  63,437     367,935
    Callaway Golf Co....................................... 326,076   2,070,583
   *Cambium Learning Group, Inc............................  49,487     156,379
   *Canterbury Park Holding Corp...........................   7,625      86,696
    Carriage Services, Inc................................. 173,049     988,110
   *Casual Male Retail Group, Inc..........................  27,879     117,371
   *Cavco Industries, Inc..................................  22,441     955,089
  #*Central European Media Enterprises, Ltd. Class A.......  11,475     219,402
  #*Charles & Colvard, Ltd.................................  33,536      82,163
   *Charming Shoppes, Inc.................................. 435,945   1,787,374
    Christopher & Banks Corp............................... 135,200     851,760
    Churchill Downs, Inc...................................  58,492   2,569,554
   *Citi Trends, Inc.......................................     662       9,288
   *Clear Channel Outdoor Holdings, Inc. Class A...........  77,310     908,392
   *Coast Distribution System, Inc.........................  18,627      55,881
   *Cobra Electronics Corp.................................  12,374      48,259
  #*Collective Brands, Inc................................. 284,985   3,357,123
  #*Conn's, Inc............................................ 120,851     994,604

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
   *Core-Mark Holding Co., Inc.............................  59,460 $ 2,214,290
  #*Corinthian Colleges, Inc...............................  23,281      96,849
    CSS Industries, Inc....................................  41,254     818,479
   *Culp, Inc..............................................  33,934     302,013
   *Cybex International, Inc...............................  54,264      43,465
  #*Dana Holding Corp...................................... 221,880   3,698,740
   *dELiA*s, Inc...........................................  47,628      83,825
   *Delta Apparel, Inc.....................................  17,375     341,766
    Dillard's, Inc. Class A................................ 401,591  22,593,510
   *DineEquity, Inc........................................  60,100   3,131,210
   *Dixie Group, Inc....................................... 112,317     486,333
   *Dolan Media Co.........................................  83,092     658,920
   *Dorman Products, Inc...................................  73,627   2,630,693
    Dover Downs Gaming & Entertainment, Inc................     651       2,018
   *Dover Motorsports, Inc................................. 109,057     201,755
    DR Horton, Inc......................................... 413,513   4,912,534
    Drew Industries, Inc...................................   8,879     189,123
   *Duckwall-ALCO Stores, Inc..............................  10,636     119,123
   *E.W. Scripps Co. Class A (The)......................... 235,669   2,031,467
  #*Education Management Corp..............................  10,574     235,906
    Educational Development Corp...........................   1,776       9,502
   *Emerson Radio Corp..................................... 235,639     417,081
   *Entercom Communications Corp...........................  16,285     129,303
    Escalade, Inc..........................................  23,871     141,316
   #Ethan Allen Interiors, Inc.............................   4,300      79,120
   *Exide Technologies..................................... 107,075     766,657
   *Famous Dave's of America, Inc..........................     695       7,131
   *Federal-Mogul Corp..................................... 137,570   2,637,217
    Finish Line, Inc. Class A.............................. 108,578   2,312,711
   *Fisher Communications, Inc.............................  39,278   1,151,631
    Flanigan's Enterprises, Inc............................   5,016      36,065
    Flexsteel Industries, Inc..............................  26,545     404,811
    Foot Locker, Inc....................................... 315,096   6,847,036
   #Fred's, Inc............................................ 245,977   3,241,977
    Frisch's Restaurants, Inc..............................  23,920     504,473
   *Full House Resorts, Inc................................  54,220     171,335
  #*Furniture Brands International, Inc.................... 218,057     878,770
    Gaiam, Inc.............................................  45,844     198,046
  #*GameStop Corp. Class A................................. 396,262   9,343,858
   *GameTech International, Inc............................  11,760       2,940
    Gaming Partners International Corp.....................     100         784
   #Gannett Co., Inc.......................................   1,486      18,961
  #*Gaylord Entertainment Co............................... 202,261   5,934,338
   *Genesco, Inc........................................... 103,940   5,384,092
   *G-III Apparel Group, Ltd...............................  65,443   2,020,225
  #*Golfsmith International Holdings, Inc..................   6,990      29,008
   *Gray Television, Inc................................... 166,823     405,380
   *Gray Television, Inc. Class A..........................   5,188      10,895
   *Great Wolf Resorts, Inc................................ 151,649     529,255
   #Group 1 Automotive, Inc................................ 147,870   7,043,048
   *Hallwood Group, Inc....................................   8,422     135,005
    Harte-Hanks, Inc....................................... 101,167     826,534
   *Hastings Entertainment, Inc............................  66,544     309,430
    Haverty Furniture Cos., Inc............................ 113,862   1,262,730
    Haverty Furniture Cos., Inc. Class A...................     700       7,728
   *Helen of Troy, Ltd..................................... 121,045   3,903,701
   *Hollywood Media Corp...................................  63,704     102,563
    Hooker Furniture Corp..................................  55,054     496,587
    Hot Topic, Inc......................................... 264,817   1,978,183
   *Iconix Brand Group, Inc................................ 387,629   9,043,385
    International Speedway Corp............................ 130,394   3,647,120

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
   *Isle of Capri Casinos, Inc............................. 183,888 $ 1,559,370
   *J. Alexander's Corp....................................  38,794     253,713
  #*JAKKS Pacific, Inc..................................... 199,247   3,476,860
    Jarden Corp............................................  21,300     660,087
   *Johnson Outdoors, Inc. Class A......................... 101,746   1,814,131
    Jones Group, Inc. (The)................................  24,200     313,148
   *Journal Communications, Inc............................ 164,381     815,330
   #KB Home................................................ 114,704     973,837
   *Kenneth Cole Productions, Inc. Class A.................  30,075     383,757
   *Kid Brands, Inc........................................  73,115     335,598
  #*Kirkland's, Inc........................................  53,915     581,743
   *Kona Grill, Inc........................................   5,385      39,634
    Koss Corp..............................................   1,121       6,928
    KSW, Inc...............................................  10,701      42,269
  #*K-Swiss, Inc. Class A.................................. 103,739   1,105,858
    Lacrosse Footwear, Inc.................................  12,129     168,593
   *Lakeland Industries, Inc...............................  34,327     282,854
   *Lakes Entertainment, Inc............................... 125,791     274,224
   *La-Z-Boy, Inc.......................................... 194,567   1,706,353
  #*Lee Enterprises, Inc................................... 144,251     132,711
   #Lennar Corp. Class A................................... 325,800   5,763,402
    Lennar Corp. Class B Voting............................  70,707     996,969
   *Liberty Media Corp. Capital Class A.................... 354,909  28,325,287
   *Liberty Media Corp. Interactive Class A................ 398,821   6,544,653
   *Liberty Media-Starz Corp. Series B.....................     278      22,147
  #*Life Time Fitness, Inc.................................  26,053   1,087,973
    Lifetime Brands, Inc...................................  63,921     703,131
   #Lincoln Educational Services Corp......................   2,964      52,996
    Lithia Motors, Inc..................................... 129,782   2,678,700
   *Live Nation Entertainment, Inc......................... 290,849   3,228,424
   *Luby's, Inc............................................ 152,136     832,184
   *M/I Homes, Inc.........................................  95,252   1,076,348
    Mac-Gray Corp..........................................  93,751   1,378,140
   *Madison Square Garden Co. (The)........................  70,682   1,873,073
    Marcus Corp............................................ 111,760   1,081,837
   *MarineMax, Inc......................................... 128,245   1,178,572
  #*McClatchy Co. (The).................................... 373,063     839,392
   *McCormick & Schmick's Seafood Restaurants, Inc.........  80,459     711,258
    MDC Holdings, Inc......................................  25,026     565,838
  #*Media General, Inc. Class A............................ 107,220     292,711
   #Men's Wearhouse, Inc. (The)............................ 232,519   7,624,298
   *Meritage Homes Corp....................................  58,442   1,276,958
   *Modine Manufacturing Co................................ 138,533   2,065,527
  #*Mohawk Industries, Inc................................. 190,548   9,914,212
   *Morton's Restaurant Group, Inc.........................  60,383     418,454
   *Motorcar Parts of America, Inc.........................  56,388     727,969
    Movado Group, Inc...................................... 105,959   1,714,417
   *MTR Gaming Group, Inc..................................  97,351     287,185
   *Multimedia Games Holding Co., Inc......................  79,646     345,664
   *Nathan's Famous, Inc...................................   9,601     182,515
   *Nautilus, Inc..........................................  61,823     116,227
   *New Frontier Media, Inc................................  54,680      76,552
   *New York & Co., Inc.................................... 133,492     728,866
   *Nobel Learning Communities, Inc........................   2,023      23,710
   *Nobility Homes, Inc....................................     130       1,027
   *O'Charley's, Inc....................................... 110,678     674,029
   *Office Depot, Inc...................................... 308,062   1,164,474
   *Orbitz Worldwide, Inc..................................   7,832      25,532
   *Orient-Express Hotels, Ltd............................. 462,611   4,575,223
 .#*Orleans Homebuilders, Inc.............................. 101,928          --
    Outdoor Channel Holdings, Inc.......................... 126,139     838,824

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
   *P & F Industries, Inc. Class A.........................   2,025 $     9,882
  #*Pacific Sunwear of California, Inc..................... 360,783   1,006,585
   *Penn National Gaming, Inc..............................  51,546   2,161,324
    Penske Automotive Group, Inc........................... 267,424   5,918,093
   #Pep Boys - Manny, Moe & Jack (The)..................... 229,205   2,463,954
   *Perry Ellis International, Inc......................... 101,852   2,380,281
   *Pinnacle Entertainment, Inc............................ 190,559   2,749,766
   *Point.360..............................................   7,043       4,508
  #*Pulte Group, Inc....................................... 435,488   2,991,803
    PVH Corp............................................... 130,195   9,315,452
   *Quiksilver, Inc........................................ 150,374     790,967
  #*Radio One, Inc.........................................  50,923      72,820
   *Reading International, Inc. Class B....................   6,238      43,479
   *Red Lion Hotels Corp...................................  96,956     732,018
   *Red Robin Gourmet Burgers, Inc......................... 100,425   3,456,628
    Regis Corp............................................. 231,606   3,439,349
   #Rent-A-Center, Inc..................................... 217,582   5,885,593
    RG Barry Corp..........................................   4,362      49,596
   *Rick's Cabaret International, Inc......................  49,664     407,245
   *Rocky Brands, Inc......................................  36,687     467,026
   *Royal Caribbean Cruises, Ltd........................... 333,477  10,211,066
  #*Ruby Tuesday, Inc...................................... 194,559   1,768,541
   *Ruth's Hospitality Group, Inc..........................  39,763     228,637
   *Saga Communications, Inc...............................  26,882     874,203
  #*Saks, Inc.............................................. 900,209   9,668,245
    Salem Communications Corp..............................  51,846     169,018
   #Scholastic Corp........................................ 156,117   4,483,680
    Service Corp. International............................ 682,277   7,143,440
    Shiloh Industries, Inc................................. 201,150   2,118,110
   *Shoe Carnival, Inc.....................................  79,586   2,514,122
    Sinclair Broadcast Group, Inc. Class A................. 134,391   1,331,815
  #*Skechers U.S.A., Inc. Class A..........................  96,700   1,610,055
    Skyline Corp...........................................  37,750     510,758
   *Smith & Wesson Holding Corp............................ 103,642     348,237
    Sonesta International Hotels Corp. Class A.............   1,771      35,748
    Spartan Motors, Inc.................................... 166,527     766,024
    Speedway Motorsports, Inc.............................. 209,392   2,847,731
   *Sport Chalet, Inc. Class A............................. 132,485     263,645
   *Sport Chalet, Inc. Class B.............................   4,960      10,912
    Stage Stores, Inc...................................... 167,083   2,974,077
    Standard Motor Products, Inc........................... 111,623   1,585,047
  #*Standard Pacific Corp.................................. 182,038     520,629
   *Stanley Furniture, Inc.................................  57,458     237,302
    Stein Mart, Inc........................................ 115,262   1,094,989
   *Steinway Musical Instruments, Inc......................  58,402   1,693,074
   #Stewart Enterprises, Inc............................... 384,729   2,673,867
   *Stoneridge, Inc........................................  19,634     245,032
    Strattec Security Corp.................................  16,204     414,012
    Superior Industries International, Inc................. 151,264   3,061,583
   *Syms Corp..............................................  44,394     463,473
   *Systemax, Inc.......................................... 247,055   4,024,526
   *Tandy Brands Accessories, Inc..........................  56,879     118,877
   *Tandy Leather Factory, Inc.............................  18,243      93,222
   *Toll Brothers, Inc..................................... 326,102   6,508,996
   *Trans World Entertainment Corp.........................  62,666     128,465
   *TRW Automotive Holdings Corp...........................  13,079     660,097
   *Tuesday Morning Corp................................... 189,888     816,518
   *Unifi, Inc.............................................  97,134   1,246,229
   *Universal Electronics, Inc.............................   2,153      50,402
    Vail Resorts, Inc......................................  33,700   1,541,775
   *Valuevision Media, Inc. Class A........................  34,465     258,143

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Discretionary -- (Continued)
   #Washington Post Co. Class B.........................     7,386 $  2,971,388
    Wendy's Co. (The)................................... 1,275,378    6,721,242
   *West Marine, Inc....................................   121,225    1,242,556
   *Wet Seal, Inc. (The)................................   193,040      943,966
    Weyco Group, Inc....................................     8,521      197,346
    Wolverine World Wide, Inc...........................     4,410      167,007
    Wyndham Worldwide Corp..............................   326,000   11,276,340
  #*Zale Corp...........................................    35,995      201,932
                                                                   ------------
Total Consumer Discretionary............................            443,452,042
                                                                   ------------

Consumer Staples -- (3.6%)
    Alico, Inc..........................................     1,007       24,581
   *Alliance One International, Inc.....................   426,589    1,403,478
    Andersons, Inc. (The)...............................    50,518    2,076,795
    B&G Foods, Inc......................................   107,912    2,027,666
    Bridgford Foods Corp................................     2,376       26,255
   *Cagle's, Inc. Class A...............................    10,350       43,056
    CCA Industries, Inc.................................     9,202       51,807
   *Central Garden & Pet Co.............................    79,521      710,918
   *Central Garden & Pet Co. Class A....................   184,127    1,612,953
   *Chiquita Brands International, Inc..................   236,483    2,799,959
    Coca-Cola Bottling Co...............................     6,597      425,638
   *Constellation Brands, Inc. Class A..................   449,327    9,161,778
   *Constellation Brands, Inc. Class B..................       688       13,980
  #*Craft Brewers Alliance, Inc.........................    90,953      708,524
  #*Dole Food Co., Inc..................................   157,854    2,239,948
   *Elizabeth Arden, Inc................................    46,897    1,511,021
    Farmer Brothers Co..................................    83,173      651,245
    Fresh Del Monte Produce, Inc........................   259,149    6,351,742
    Golden Enterprises, Inc.............................    27,634       93,956
    Griffin Land & Nurseries, Inc. Class A..............     9,650      269,331
   *Hain Celestial Group, Inc...........................   178,430    5,768,642
   *Harbinger Group, Inc................................    38,885      206,479
  #*Heckmann Corp.......................................   165,139      995,788
  #*HQ Sustainable Maritime Industries, Inc.............     3,745          786
    Imperial Sugar Co...................................    66,299    1,530,181
    Ingles Markets, Inc.................................    60,799      936,305
   *John B. Sanfilippo & Son, Inc.......................    48,275      404,062
   *Mannatech, Inc......................................    88,494       72,547
    MGP Ingredients, Inc................................    77,255      607,997
    Nash-Finch Co.......................................    96,036    3,438,089
   *Natural Alternatives International, Inc.............       235        1,130
   *Nutraceutical International Corp....................    63,623      941,620
    Oil-Dri Corp. of America............................    29,763      615,796
   *Omega Protein Corp..................................   141,227    1,711,671
    Orchids Paper Products Co...........................        79        1,015
   *Overhill Farms, Inc.................................     1,320        6,798
   *Pantry, Inc.........................................   121,829    2,170,993
   *Parlux Fragrances, Inc..............................   136,351      411,780
   *Physicians Formula Holdings, Inc....................    59,491      226,066
  #*Pilgrim's Pride Corp................................    18,544       89,011
   *Prestige Brands Holdings, Inc.......................   268,318    3,278,846
   *Ralcorp Holdings, Inc...............................   149,606   12,940,919
    Reliv' International, Inc...........................     1,105        1,978
    Schiff Nutrition International, Inc.................     8,153       94,330
   *Seneca Foods Corp...................................    25,136      651,022
   *Seneca Foods Corp. Class B..........................     1,705       43,426
   *Smart Balance, Inc..................................   233,212    1,105,425
   *Smithfield Foods, Inc...............................   387,168    8,525,439
    Snyders-Lance, Inc..................................    15,500      316,355
    Spartan Stores, Inc.................................   118,247    2,088,242

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED



                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Staples -- (Continued)
   *Spectrum Brands Holdings, Inc..........................  43,917 $ 1,172,584
  #*SUPERVALU, Inc......................................... 240,341   2,066,933
   *Susser Holdings Corp...................................  93,476   1,524,594
  #*TreeHouse Foods, Inc...................................  49,932   2,578,488
    #Universal Corp........................................  86,395   3,172,424
    Village Super Market, Inc..............................  12,981     348,929
    Weis Markets, Inc......................................  44,338   1,781,944
   *Winn-Dixie Stores, Inc................................. 218,421   1,961,421
                                                                    -----------
Total Consumer Staples.....................................          95,994,686
                                                                    -----------
Energy -- (11.0%)
    Adams Resources & Energy, Inc..........................  24,137     622,735
    Alon USA Energy, Inc................................... 131,090   1,594,054
  #*Approach Resources, Inc................................  85,023   2,207,197
  #*ATP Oil & Gas Corp.....................................  17,041     246,924
   *Barnwell Industries, Inc...............................  26,213     116,386
   *Basic Energy Services, Inc............................. 212,195   6,872,996
   #Berry Petroleum Corp. Class A..........................  85,092   4,880,026
   *Bill Barrett Corp...................................... 167,856   8,352,515
   *BioFuel Energy Corp....................................  19,674       7,476
   *Bolt Technology Corp...................................   8,663     109,414
  #*BPZ Resources, Inc..................................... 183,871     665,613
    Bristow Group, Inc..................................... 178,325   8,645,196
   *Cal Dive International, Inc............................ 203,593   1,136,049
    Cimarex Energy Co......................................  51,914   4,574,662
   *Complete Production Services, Inc...................... 288,076  11,200,395
  #*Comstock Resources, Inc................................ 131,275   4,187,672
   *CREDO Petroleum Corp...................................     900       8,820
   *Crimson Exploration, Inc...............................  77,157     243,045
    Crosstex Energy, Inc................................... 155,249   2,266,635
   *CVR Energy, Inc........................................ 314,600   8,447,010
   *Dawson Geophysical Co..................................  41,858   1,661,344
    Delek US Holdings, Inc................................. 148,466   2,467,505
  #*Denbury Resources, Inc.................................  74,090   1,431,419
    DHT Holdings, Inc......................................  76,312     274,723
   *Double Eagle Petroleum Co..............................  58,707     632,861
   *Endeavour International Corp...........................  10,001     125,413
   *Energy Partners, Ltd................................... 144,235   2,453,437
   *ENGlobal Corp..........................................  11,597      46,388
  #*Exterran Holdings, Inc................................. 284,333   5,254,474
   *Geokinetics, Inc.......................................  29,071     181,694
   *GeoMet, Inc............................................   9,493      10,537
  #*GeoResources, Inc......................................  22,317     569,530
   *Global Industries, Ltd................................. 504,647   2,588,839
  #*GMX Resources, Inc..................................... 278,191   1,349,226
  #*Goodrich Petroleum Corp................................  16,720     331,558
  #*Green Plains Renewable Energy, Inc.....................  73,500     804,825
    Gulf Island Fabrication, Inc...........................  71,628   2,478,329
   *Gulfmark Offshore, Inc................................. 113,829   5,548,025
  #*Harvest Natural Resources, Inc......................... 177,631   2,433,545
   *Helix Energy Solutions Group, Inc...................... 637,560  12,483,425
   *Hercules Offshore, Inc................................. 557,729   2,621,326
   *HKN, Inc...............................................  62,372     138,466
    HollyFrontier Corp..................................... 115,991   8,744,561
  #*Hornbeck Offshore Services, Inc........................ 151,333   4,213,111
  #*Key Energy Services, Inc............................... 238,392   4,646,260
  #*Lucas Energy, Inc......................................  15,152      40,759
   *Matrix Service Co......................................  14,674     204,556
  #*Mexco Energy Corp......................................   7,515      74,323
   *Mitcham Industries, Inc................................  53,986     980,386
   *Natural Gas Services Group, Inc........................  68,721   1,093,351

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
   *Newpark Resources, Inc..............................   477,155 $  4,432,770
    Overseas Shipholding Group, Inc.....................   107,714    2,621,759
   *Parker Drilling Co..................................   564,381    3,578,176
  #*Patriot Coal Corp...................................   167,254    3,162,773
    Patterson-UTI Energy, Inc...........................   473,266   15,395,343
   #Penn Virginia Corp..................................   180,382    2,366,612
   *Petroleum Development Corp..........................   123,466    4,484,285
  #*PetroQuest Energy, Inc..............................    12,667      102,983
   *PHI, Inc. Non-Voting................................    96,242    2,072,090
   *PHI, Inc. Voting....................................       467        9,854
   *Pioneer Drilling Co.................................   275,482    4,482,092
    Pioneer Natural Resources Co........................    63,353    5,891,195
   *Plains Exploration & Production Co..................   372,716   14,539,651
   *REX American Resources Corp.........................   107,486    1,851,984
  #*Rex Energy Corp.....................................    80,200      887,814
  #*Rosetta Resources, Inc..............................   102,910    5,327,651
  #*Rowan Cos., Inc.....................................   322,685   12,639,571
    SEACOR Holdings, Inc................................    69,842    7,009,343
   *SemGroup Corp. Class A..............................    18,641      433,962
    SM Energy Co........................................    17,942    1,351,930
    Sunoco, Inc.........................................   258,741   10,517,822
   *Swift Energy Corp...................................   167,159    6,368,758
    Teekay Corp.........................................   206,271    5,724,020
   *Tesoro Petroleum Corp...............................   419,582   10,191,647
   *Tetra Technologies, Inc.............................   116,351    1,497,437
   *TGC Industries, Inc.................................     8,672       63,826
   #Tidewater, Inc......................................   146,594    7,965,918
   *Triangle Petroleum Corp.............................     2,779       20,731
   *Union Drilling, Inc.................................    76,746      855,718
   *Unit Corp...........................................   103,566    6,214,996
  #*USEC, Inc...........................................   607,305    2,070,910
   *VAALCO Energy, Inc..................................    12,883       85,801
   *Warren Resources, Inc...............................    28,252      114,986
  #*Western Refining, Inc...............................   437,096    8,929,871
   *Whiting Petroleum Corp..............................   161,623    9,471,108
   *Willbros Group, Inc.................................   230,940    2,124,648
                                                                   ------------
Total Energy............................................            297,129,051
                                                                   ------------
Financials -- (19.8%)
   *1st Constitution Bancorp............................       713        5,419
    1st Source Corp.....................................   215,065    4,957,248
   *1st United Bancorp, Inc.............................    12,267       72,743
   *21st Century Holding Co.............................    55,857      148,580
    Abington Bancorp, Inc...............................   127,798    1,266,478
    Access National Corp................................     6,245       52,208
    Advance America Cash Advance Centers, Inc...........   137,799      971,483
   *Affirmative Insurance Holdings, Inc.................    41,536       93,456
   *Allegheny Corp......................................    16,330    5,379,265
    Alliance Bancorp, Inc. of Pennsylvania..............     2,169       24,119
   #Alliance Financial Corp.............................    11,428      368,096
   *Allied World Assurance Co. Holdings AG..............   155,508    8,467,411
   #Alterra Capital Holdings, Ltd.......................   139,546    3,040,707
    Ameriana Bancorp....................................       945        4,564
   *American Capital, Ltd............................... 1,164,025   11,256,122
    American Equity Investment Life Holding Co..........   352,463    4,183,736
    American Financial Group, Inc.......................   370,385   12,585,682
   *American Independence Corp..........................    23,061      126,144
    American National Bankshares, Inc...................    14,790      276,425
    American National Insurance Co......................    42,285    3,168,838
   *American River Bankshares...........................     7,628       45,615
   *American Safety Insurance Holdings, Ltd.............    58,379    1,094,606

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
   *Ameris Bancorp.........................................  68,011 $   688,271
   *AMERISAFE, Inc.........................................  87,870   1,890,084
   *AmeriServe Financial, Inc.............................. 182,092     402,423
   *Arch Capital Group, Ltd................................  84,144   2,844,067
    Argo Group International Holdings, Ltd................. 146,889   4,318,537
   *Aspen Insurance Holdings, Ltd.......................... 254,728   6,597,455
   *Asset Acceptance Capital Corp..........................  47,280     233,563
    Associated Banc-Corp................................... 219,413   2,994,987
    Assurant, Inc.......................................... 361,018  12,859,461
    Assured Guaranty, Ltd.................................. 436,587   6,177,706
    Asta Funding, Inc......................................  54,623     429,883
    Astoria Financial Corp................................. 224,911   2,620,213
    Atlantic American Corp.................................   6,923      13,777
   *Atlantic Coast Financial Corp..........................   3,926      21,436
    Auburn National Bancorporation, Inc....................     152       2,988
   *Avatar Holdings, Inc...................................  59,260     906,678
    Axis Capital Holdings, Ltd............................. 210,521   6,709,304
    Baldwin & Lyons, Inc...................................     276       7,090
    Baldwin & Lyons, Inc. Class B..........................  58,778   1,424,191
    BancFirst Corp.........................................     100       3,814
    Bancorp of New Jersey, Inc.............................     541       5,031
    Bancorp Rhode Island, Inc..............................  12,407     544,295
   *Bancorp, Inc...........................................  64,557     581,013
   #BancorpSouth, Inc......................................   1,963      26,579
   *BancTrust Financial Group, Inc.........................  42,238     100,104
    Bank Mutual Corp....................................... 221,755     822,711
    Bank of Kentucky Financial Corp........................   8,486     202,646
   *Bank of Montreal.......................................  53,112   3,337,558
   *BankAtlantic Bancorp, Inc..............................   9,022       9,293
    BankFinancial Corp..................................... 126,869   1,033,982
    Banner Corp............................................  15,531     287,634
    Bar Harbor Bankshares..................................  13,518     385,128
    BCB Bancorp, Inc.......................................   9,268     102,226
   *BCSB Bancorp, Inc......................................     723       9,775
    Beacon Federal Bancorp, Inc............................   1,771      24,705
   *Beneficial Mutual Bancorp, Inc.........................   7,187      56,274
   *Berkshire Bancorp, Inc.................................   2,534      16,116
    Berkshire Hills Bancorp, Inc........................... 137,694   3,018,252
   *BofI Holding, Inc......................................  52,643     736,739
    Boston Private Financial Holdings, Inc................. 263,130   1,823,491
   *Bridge Capital Holdings................................  12,361     138,690
    Brookline Bancorp, Inc................................. 166,759   1,425,789
    Bryn Mawr Bank Corp....................................   5,030     101,204
    C&F Financial Corp.....................................     151       3,246
    California First National Bancorp......................  17,918     278,087
   *Camco Financial Corp...................................  16,833      27,101
    Camden National Corp...................................  25,470     814,276
  #*Cape Bancorp, Inc......................................   1,492      14,040
    Capital City Bank Group, Inc...........................  29,235     301,413
    Capital Southwest Corp.................................  24,997   2,347,468
    CapitalSource, Inc..................................... 410,169   2,649,692
    Capitol Federal Financial, Inc......................... 172,291   1,971,009
    Cardinal Financial Corp................................ 121,386   1,302,472
   *Carolina Bank Holdings, Inc............................     100         240
    Carrollton Bancorp.....................................     100         347
    Cash America International, Inc........................      82       4,589
   #Cathay General Bancorp................................. 229,271   3,177,696
   #Center Bancorp, Inc....................................  40,968     411,319
   *Center Financial Corp.................................. 113,597     699,758
    CenterState Banks of Florida, Inc......................   4,991      32,591
    Central Bancorp, Inc...................................   5,705     116,040

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                            SHARES     VALUE+
                                                           --------- ----------
Financials -- (Continued)
    Century Bancorp, Inc. Class A.........................     1,976 $   53,411
    CFS Bancorp, Inc......................................   116,086    657,047
    Chemical Financial Corp...............................    72,857  1,382,097
   *Chicopee Bancorp, Inc.................................     8,184    116,049
   #Cincinnati Financial Corp.............................     9,822    268,435
   *Citizens Community Bancorp, Inc.......................    29,400    178,458
    Citizens Holding Co...................................       960     18,211
    Citizens South Banking Corp...........................    21,973     90,309
  #*Citizens, Inc.........................................   169,191  1,164,034
   #City Holding Co.......................................     3,432    107,319
    CNB Financial Corp....................................       667      9,211
   *CNO Financial Group, Inc.............................. 1,322,576  9,720,934
    CoBiz Financial, Inc..................................   119,101    732,471
    Codorus Valley Bancorp, Inc...........................     4,586     46,777
   *Colonial Financial Services, Inc......................    14,655    179,817
   *Colony Bankcorp., Inc.................................     4,653     12,982
    Columbia Banking System, Inc..........................    27,684    487,515
   *Comerica, Inc.........................................    40,887  1,309,620
    Commercial National Financial Corp....................       395      7,588
   #Community Bank System, Inc............................    97,526  2,453,754
   *Community Capital Corp................................     3,518     11,222
    Community Trust Bancorp, Inc..........................     3,387     91,855
   *Community West Bancshares.............................    16,252     54,688
   *CompuCredit Holdings Corp.............................    90,249    269,844
    Consolidated-Tokoma Land Co...........................       248      7,237
   *Consumer Portfolio Services, Inc......................    76,513     80,339
  #*Cowen Group, Inc......................................   161,686    638,660
   *Crescent Financial Corp...............................    47,032    188,128
  #*Dearborn Bancorp, Inc.................................    34,487     45,523
   #Delphi Financial Group, Inc. Class A..................    94,535  2,544,882
    Dime Community Bancshares, Inc........................     5,498     77,247
    Donegal Group, Inc. Class A...........................    74,158    891,379
    Donegal Group, Inc. Class B...........................     6,424    134,776
   *E*Trade Financial Corp................................   422,505  6,709,379
    Eagle Bancorp Montana, Inc............................       101      1,066
    Eastern Insurance Holdings, Inc.......................    54,171    724,808
    Eastern Virginia Bankshares, Inc......................     7,095     21,640
    ECB Bancorp, Inc......................................     1,816     23,626
    Edelman Financial Group, Inc..........................   145,507  1,110,218
    EMC Insurance Group, Inc..............................   143,868  2,686,016
    Employers Holdings, Inc...............................    42,224    627,449
   *Encore Bancshares, Inc................................    31,363    376,042
   *Encore Capital Group, Inc.............................    97,970  2,679,479
    Endurance Specialty Holdings, Ltd.....................   194,620  7,928,819
    Enterprise Bancorp, Inc...............................     7,854    125,585
    Enterprise Financial Services Corp....................    32,536    453,877
    ESB Financial Corp....................................    18,482    247,289
    ESSA Bancorp, Inc.....................................    68,448    787,152
    Evans Bancorp, Inc....................................     8,434    116,136
    Everest Re Group, Ltd.................................    43,363  3,560,970
   #F.N.B. Corp...........................................   205,426  2,054,260
   *Farmers Capital Bank Corp.............................     3,376     17,893
    FBL Financial Group, Inc. Class A.....................   124,125  3,907,455
    Federal Agricultural Mortgage Corp....................    51,990  1,050,198
    Federal Agricultural Mortgage Corp. Class A...........     2,471     35,101
    Fidelity Bancorp, Inc.................................     3,280     36,933
   #Fidelity National Financial, Inc......................   336,949  5,492,269
   *Fidelity Southern Corp................................    29,460    199,739
    Financial Institutions, Inc...........................    21,304    357,268
   *First Acceptance Corp.................................   101,596    168,649
    First Advantage Bancorp...............................     5,294     68,081

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    First American Financial Corp........................... 163,631 $2,616,460
    First Bancorp...........................................  67,295    662,856
   #First Bancorp, Inc......................................  18,249    268,808
   *First Bancshares, Inc...................................   2,300     15,525
    First Bancshares, Inc. (The)............................     171      1,695
   #First Busey Corp........................................  98,427    510,836
    First Business Financial Services, Inc..................   2,294     32,139
   *First California Financial Group, Inc...................  13,612     49,820
    First Citizens BancShares, Inc..........................  20,925  3,769,011
    First Commonwealth Financial Corp....................... 355,196  1,825,707
    First Community Bancshares, Inc.........................  32,689    411,554
   *First Defiance Financial Corp...........................  32,637    478,458
  #*First Federal Bancshares of Arkansas, Inc...............  11,174     67,603
   *First Federal of Northern Michigan Bancorp, Inc.........   7,296     28,017
    First Financial Corp....................................  60,011  1,985,764
    First Financial Holdings, Inc...........................  81,607    678,154
   *First Financial Northwest, Inc.......................... 111,813    549,002
    First Interstate Bancsystem, Inc........................   2,715     36,327
    First M&F Corp..........................................  11,390     46,016
  #*First Marblehead Corp. (The)............................ 240,231    396,381
    First Merchants Corp.................................... 166,856  1,493,361
    First Midwest Bancorp, Inc.............................. 169,208  2,016,959
    First Niagara Financial Group, Inc...................... 317,146  3,885,038
    First Pactrust Bancorp, Inc.............................  25,650    379,620
   *First Place Financial Corp.............................. 158,429    120,406
   *First Security Group, Inc...............................  15,808      7,272
    First South Bancorp, Inc................................     167        726
   #First United Corp.......................................   6,083     30,476
    First West Virginia Bancorp, Inc........................     811     12,579
    Firstbank Corp..........................................  16,186     95,497
   *FirstCity Financial Corp................................  56,481    399,885
    Flagstone Reinsurance Holdings SA....................... 304,415  2,712,338
    Flushing Financial Corp................................. 101,577  1,251,429
  #*FNB United Corp.........................................  14,481      7,096
  #*Forest City Enterprises, Inc. Class A................... 156,704  2,822,239
   *Forestar Group, Inc.....................................   2,600     42,380
    Fox Chase Bancorp, Inc..................................  15,424    206,219
   *FPIC Insurance Group, Inc............................... 107,759  4,495,705
   *Genworth Financial, Inc. Class A........................ 525,160  4,369,331
    German American Bancorp, Inc............................  62,175  1,042,675
    GFI Group, Inc..........................................     289      1,312
   *Gleacher & Co., Inc.....................................   5,865     10,029
   *Global Indemnity P.L.C..................................  54,448  1,134,152
   #Great Southern Bancorp, Inc.............................  22,736    415,159
   *Greene Bancshares, Inc..................................  47,394    122,277
   *Greenlight Capital Re, Ltd..............................     100      2,476
   *Guaranty Bancorp........................................ 264,813    368,090
   *Guaranty Federal Bancshares, Inc........................  14,051     71,379
   *Hallmark Financial Services, Inc........................ 107,374    723,701
    Hampden Bancorp, Inc....................................  14,730    195,320
    Hancock Holding Co...................................... 140,614  4,633,231
    Hanover Insurance Group, Inc............................ 122,927  4,451,187
    Harleysville Group, Inc................................. 211,419  6,389,082
    Harleysville Savings Financial Corp.....................   1,426     21,618
   *Harris & Harris Group, Inc.............................. 129,047    658,140
    Hawthorn Bancshares, Inc................................   7,992     55,305
    HCC Insurance Holdings, Inc.............................  48,457  1,460,009
    Heartland Financial USA, Inc............................   5,603     89,928
   *Heritage Commerce Corp..................................  58,644    292,634
    Heritage Financial Corp.................................   8,168    106,429
    Heritage Financial Group, Inc...........................   1,288     15,173

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    HF Financial Corp.......................................  12,333 $  126,907
   *Hilltop Holdings, Inc................................... 213,651  1,869,446
    Hingham Institution for Savings.........................     841     45,414
   *HMN Financial, Inc......................................  24,144     58,066
   *Home Bancorp, Inc.......................................   6,423     93,647
    Home Bancshares, Inc....................................     133      3,135
    Home Federal Bancorp, Inc...............................  83,022    887,505
    Homeowners Choice, Inc..................................   4,555     30,336
    HopFed Bancorp, Inc.....................................  28,268    228,688
    Horace Mann Educators Corp.............................. 251,498  3,661,811
    Horizon Bancorp.........................................   1,686     46,517
    Hudson Valley Holding Corp..............................   1,183     25,411
    IBERIABANK Corp.........................................  42,244  2,153,177
   *ICG Group, Inc.......................................... 341,607  3,774,757
    Independence Holding Co.................................  45,586    409,362
   #Independent Bank Corp. (453836108)......................  60,023  1,593,611
  #*Independent Bank Corp. (453838609)......................  40,958     89,288
    Indiana Community Bancorp...............................  12,959    219,914
    Infinity Property & Casualty Corp....................... 104,715  5,305,909
    Interactive Brokers Group, Inc..........................  52,600    796,364
    International Bancshares Corp...........................  71,955  1,210,283
   *Intervest Bancshares Corp...............................  14,751     50,448
   *INTL FCStone, Inc.......................................  11,931    274,174
   *Investment Technology Group, Inc........................ 127,851  1,555,947
    Investors Title Co......................................   7,764    295,808
   *Jacksonville Bancorp, Inc...............................   1,456      8,736
   *Jefferson Bancshares, Inc...............................   4,587     14,839
    JMP Group, Inc..........................................  32,427    238,014
    Kaiser Federal Financial Group, Inc.....................   2,046     26,127
    Lake Shore Bancorp, Inc.................................     968      9,970
    Lakeland Bancorp, Inc................................... 117,231  1,166,448
    Lakeland Financial Corp.................................  13,016    293,511
    Landmark Bancorp, Inc...................................   1,955     31,026
    Legg Mason, Inc......................................... 149,204  4,389,582
    LNB Bancorp, Inc........................................  50,800    260,604
   *Louisiana Bancorp, Inc..................................   4,919     78,975
   *LSB Financial Corp......................................     751     11,753
   #M&T Bank Corp...........................................   7,911    682,245
  #*Macatawa Bank Corp...................................... 127,268    379,259
   *Magyar Bancorp, Inc.....................................   6,751     28,219
    Maiden Holdings, Ltd....................................  30,846    285,942
    MainSource Financial Group, Inc......................... 126,318  1,167,178
    Malvern Federal Bancorp, Inc............................     125        901
   *Marlin Business Services Corp...........................  60,611    756,425
    Mayflower Bancorp, Inc..................................     475      4,180
    MB Financial, Inc....................................... 104,157  2,102,930
  #*MBIA, Inc............................................... 629,886  5,794,951
  #*MBT Financial Corp......................................  53,266     72,442
    MCG Capital Corp........................................ 420,652  2,343,032
   #Meadowbrook Insurance Group, Inc........................ 313,643  2,948,244
    Medallion Financial Corp................................  94,857    880,273
  #*Mercantile Bancorp, Inc.................................   6,055      4,541
  #*Mercantile Bank Corp....................................  20,873    205,599
    Merchants Bancshares, Inc...............................  12,577    332,536
   *Meridian Interstate Bancorp, Inc........................  11,061    147,996
    Meta Financial Group, Inc...............................  10,537    229,285
   *Metro Bancorp, Inc......................................  63,837    732,210
   *MetroCorp Bancshares, Inc...............................  14,362     93,209
  #*MF Global Holdings, Ltd................................. 501,125  3,693,291
   *MGIC Investment Corp.................................... 352,874  1,404,439
    MicroFinancial, Inc.....................................  47,656    284,506

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    Mid Penn Bancorp, Inc...................................     262 $    2,274
    MidSouth Bancorp, Inc...................................  38,737    524,112
    MidWestOne Financial Group, Inc.........................  16,967    247,888
    Montpelier Re Holdings, Ltd............................. 304,675  5,258,690
    MSB Financial Corp......................................   3,000     16,260
    MutualFirst Financial, Inc..............................  17,676    158,023
  #*Nara Bancorp, Inc.......................................  96,287    773,185
   *NASDAQ OMX Group, Inc. (The)............................ 381,977  9,194,186
  #*National Financial Partners Corp........................ 158,956  1,800,971
    National Penn Bancshares, Inc........................... 279,410  2,246,456
    National Security Group, Inc............................     193      2,185
    National Western Life Insurance Co. Class A.............   5,719    979,836
   *Naugatuck Valley Financial Corp.........................   1,247     10,163
   *Navigators Group, Inc. (The)............................  80,753  3,806,696
    Nelnet, Inc. Class A.................................... 109,310  2,203,690
   *New Century Bancorp, Inc................................   6,103     25,999
    New England Bancshares, Inc.............................     902      8,686
    New Hampshire Thrift Bancshares, Inc....................  16,158    211,993
    New Westfield Financial, Inc............................ 121,149    981,307
   *NewBridge Bancorp.......................................  51,416    247,311
   *Newport Bancorp, Inc....................................   1,200     16,572
   *NewStar Financial, Inc.................................. 217,664  2,315,945
   *Nicholas Financial, Inc.................................   3,007     36,715
    North Central Bancshares, Inc...........................   3,500     61,740
   *North Valley Bancorp....................................   2,889     30,999
    Northeast Bancorp.......................................     522      7,131
    Northeast Community Bancorp, Inc........................  50,944    339,287
    Northfield Bancorp, Inc.................................   1,045     14,316
    Northrim Bancorp, Inc...................................  24,258    478,853
    Northwest Bancshares, Inc...............................   9,785    120,258
    Norwood Financial Corp..................................   2,332     62,078
    Ocean Shore Holding Co..................................   2,308     28,065
    OceanFirst Financial Corp...............................  21,022    282,746
   *Ocwen Financial Corp.................................... 120,604  1,554,586
    Ohio Valley Banc Corp...................................   1,131     19,589
    Old National Bancorp....................................  79,740    813,348
    Old Republic International Corp......................... 705,890  7,369,492
  #*Old Second Bancorp, Inc.................................  56,217     71,396
   *OmniAmerican Bancorp, Inc...............................   4,040     59,146
    OneBeacon Insurance Group, Ltd..........................  71,385    909,445
    Oppenheimer Holdings, Inc. Class A......................   2,046     52,950
    Oriental Financial Group, Inc...........................  52,579    653,031
    Pacific Continental Corp................................  22,916    225,493
  #*Pacific Mercantile Bancorp..............................  59,804    272,108
   *Pacific Premier Bancorp, Inc............................  15,952    105,283
   *Park Bancorp, Inc.......................................     200        619
    Parkvale Financial Corp.................................  14,508    308,150
   #PartnerRe, Ltd..........................................   8,469    565,899
  #*Patriot National Bancorp................................   8,731     18,772
    Peapack-Gladstone Financial Corp........................  20,963    235,205
  #*Penson Worldwide, Inc...................................  94,203    288,261
    Peoples Bancorp of North Carolina.......................   4,643     27,858
    Peoples Bancorp, Inc....................................  55,939    667,352
    People's United Financial, Inc.......................... 427,390  5,419,305
   *PHH Corp................................................ 332,094  6,230,083
   *Phoenix Cos., Inc. (The)................................ 578,081  1,387,394
   *PICO Holdings, Inc......................................  91,642  2,502,743
  #*Pinnacle Financial Partners, Inc........................ 172,620  2,632,455
   *Piper Jaffray Cos., Inc.................................  72,195  2,128,309
    Platinum Underwriters Holdings, Ltd..................... 187,108  6,427,160
  #*PMI Group, Inc. (The)................................... 744,675    744,675

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
   *Popular, Inc......................................... 1,556,805 $ 3,736,332
    Porter Bancorp, Inc..................................     5,052      22,987
   *Preferred Bank.......................................     6,142      56,138
   *Premier Financial Bancorp, Inc.......................    17,459     126,054
    Presidential Life Corp...............................   193,704   2,200,477
   *Princeton National Bancorp, Inc......................     1,998      10,190
    PrivateBancorp, Inc..................................     1,500      17,685
   *ProAssurance Corp....................................    51,600   3,593,940
    Protective Life Corp.................................   263,755   5,607,431
    Provident Financial Holdings, Inc....................    12,483     105,981
   #Provident Financial Services, Inc....................   203,799   2,824,654
    Provident New York Bancorp...........................   197,664   1,490,387
    Prudential Bancorp, Inc. of Pennsylvania.............       166         925
   #Pulaski Financial Corp...............................    44,928     321,684
    QC Holdings, Inc.....................................   104,573     477,899
    QCR Holdings, Inc....................................     2,083      20,351
   #Radian Group, Inc....................................   256,640     813,549
    Reinsurance Group of America, Inc....................   235,808  13,726,384
    Renasant Corp........................................   132,833   2,032,345
   *Republic First Bancorp, Inc..........................     4,394       9,315
    Resource America, Inc................................    87,338     512,674
   *Riverview Bancorp, Inc...............................    33,968     102,923
   #RLI Corp.............................................    41,764   2,637,397
    Rockville Financial, Inc.............................     9,054      91,898
   #Roma Financial Corp..................................       103       1,006
  #*Royal Bancshares of Pennsylvania, Inc. Class A.......     3,732       4,478
   *Rurban Financial Corp................................     1,320       4,092
    S&T Bancorp, Inc.....................................   104,153   1,980,990
   *Safeguard Scientifics, Inc...........................    54,523     992,864
    Safety Insurance Group, Inc..........................    78,165   3,173,499
    Salisbury Bancorp, Inc...............................       490      11,187
    Sandy Spring Bancorp, Inc............................    98,188   1,754,620
   *Savannah Bancorp, Inc. (The).........................    15,156     112,154
    SCBT Financial Corp..................................    17,588     514,977
    SeaBright Holdings, Inc..............................   118,982   1,081,546
   *Seacoast Banking Corp. of Florida....................    26,760      42,281
    Selective Insurance Group, Inc.......................   261,594   4,287,526
    Shore Bancshares, Inc................................     8,056      49,625
    SI Financial Group, Inc..............................    18,231     185,045
    Sierra Bancorp.......................................       491       5,656
    Simmons First National Corp..........................   124,867   3,016,787
    Somerset Hills Bancorp...............................    18,699     155,389
   *Southcoast Financial Corp............................    14,454      38,303
   *Southern Community Financial Corp....................   120,522     180,783
   *Southern Connecticut Bancorp, Inc....................       800       2,320
   *Southern First Bancshares, Inc.......................    12,284     120,383
    Southern Missouri Bancorp, Inc.......................       931      20,058
   *Southern National Bancorp of Virginia, Inc...........     1,185       8,295
    Southside Bancshares, Inc............................     3,255      64,547
  #*Southwest Bancorp, Inc...............................    93,802     581,572
    Southwest Georgia Financial Corp.....................       731       5,490
    StanCorp Financial Group, Inc........................    32,800   1,090,928
    State Auto Financial Corp............................   165,464   2,743,393
    State Bancorp, Inc...................................     8,208     106,704
    StellarOne Corp......................................   111,294   1,384,497
    Sterling Bancorp.....................................     3,227      30,495
   #Stewart Information Services Corp....................    47,396     502,398
   *Stratus Properties, Inc..............................    42,734     605,968
  #*Sun Bancorp, Inc.....................................    99,317     309,869
    Susquehanna Bancshares, Inc..........................   536,732   4,041,592
   *Sussex Bancorp.......................................     5,512      35,222

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    SWS Group, Inc.........................................  82,234 $   448,175
    Symetra Financial Corp.................................  32,158     403,904
    Synovus Financial Corp................................. 411,567     753,168
   *Taylor Capital Group, Inc..............................  40,298     319,966
    Teche Holding Co.......................................   3,671     120,629
   *Tennessee Commerce Bancorp, Inc........................  10,117      15,176
    Territorial Bancorp, Inc...............................   1,960      40,925
  #*Texas Capital Bancshares, Inc..........................  12,145     331,923
    TF Financial Corp......................................   7,361     147,846
   *Thomas Properties Group, Inc........................... 154,109     500,854
   *Tidelands Bancshares, Inc..............................   2,250         457
   *Timberland Bancorp, Inc................................  59,792     334,237
    Tompkins Financial Corp................................     806      32,562
    Tower Bancorp, Inc.....................................   9,211     243,999
   *Tower Financial Corp...................................   4,978      41,218
   #Tower Group, Inc.......................................  12,184     278,526
    TowneBank..............................................  39,319     513,506
    Transatlantic Holdings, Inc............................ 153,263   7,848,598
   *Tree.com, Inc..........................................  31,300     174,341
   #TriCo Bancshares.......................................  13,042     193,282
    Trustco Bank Corp......................................   7,500      34,650
   #Trustmark Corp.........................................  86,882   1,893,159
   #Umpqua Holdings Corp................................... 391,083   4,442,703
    Unico American Corp....................................  35,600     377,004
    Union First Market Bankshares Corp..................... 102,518   1,276,349
    United Bancshares, Inc.................................     190       1,792
   #United Bankshares, Inc.................................  42,148   1,005,651
    United Community Bancorp...............................   1,325       7,274
  #*United Community Banks, Inc............................  30,508     333,452
   *United Community Financial Corp........................ 257,483     288,381
    United Financial Bancorp, Inc.......................... 100,663   1,569,336
    United Fire & Casualty Co.............................. 103,383   1,773,018
   *United Security Bancshares.............................   1,352       4,246
    Unitrin, Inc........................................... 247,142   6,961,990
   *Unity Bancorp, Inc.....................................  22,377     150,373
    Universal Insurance Holdings, Inc......................  20,735      88,538
    Univest Corp. of Pennsylvania..........................   7,161     106,484
    Validus Holdings, Ltd.................................. 254,455   6,765,958
    ViewPoint Financial Group..............................  16,497     214,791
   *Virginia Commerce Bancorp, Inc.........................  88,084     561,095
    VIST Financial Corp....................................  10,990      69,677
    VSB Bancorp, Inc.......................................   1,342      15,581
    Washington Banking Co..................................   9,705     125,874
    Washington Federal, Inc................................   4,412      74,607
    Washington Trust Bancorp, Inc..........................   6,100     138,958
   *Waterstone Financial, Inc..............................   5,158      12,998
    Wayne Savings Bancshares, Inc..........................   1,100       9,427
    Webster Financial Corp................................. 207,264   4,232,331
    WesBanco, Inc.......................................... 194,018   3,987,070
    West Bancorporation, Inc...............................  91,831     915,555
   *West Coast Bancorp.....................................  14,265     232,234
   *Western Alliance Bancorp...............................  99,513     699,576
    White Mountains Insurance Group, Ltd...................  25,592  10,784,213
    White River Capital, Inc...............................   2,142      40,955
   *Wilshire Bancorp, Inc..................................  70,414     232,366
   #Wintrust Financial Corp................................  39,426   1,347,581
   *WSB Holdings, Inc......................................   4,188      11,789
    WVS Financial Corp.....................................   1,304      12,734
   *Yadkin Valley Financial Corp...........................  40,936      76,141
   #Zions Bancorporation................................... 153,993   3,372,447

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Financials -- (Continued)
   *ZipRealty, Inc........................................  94,056 $    254,892
                                                                   ------------
Total Financials..........................................          531,439,450
                                                                   ------------
Health Care -- (5.9%)
   *Accuray, Inc..........................................  41,807      288,468
   *Addus HomeCare Corp...................................   3,519       20,516
   *ADVENTRX Pharmaceuticals, Inc.........................  87,937      259,414
   *Affymax, Inc..........................................   2,188       14,463
  #*Affymetrix, Inc.......................................  90,867      513,399
  #*Air Methods Corp......................................   5,531      387,723
   *Albany Molecular Research, Inc........................ 201,770      964,461
  #*Alere, Inc............................................ 179,552    5,294,988
   *Allied Healthcare International, Inc.................. 234,174      894,545
   *Allied Healthcare Products, Inc.......................  26,236       99,434
  #*Almost Family, Inc....................................   3,710       93,752
   *Alphatec Holdings, Inc................................  75,123      219,359
   *AMAG Pharmaceuticals, Inc.............................     954       14,129
  #*Amedisys, Inc......................................... 114,606    2,963,711
   *American Dental Partners, Inc.........................  82,003      952,875
   *American Shared Hospital Services.....................   8,624       27,166
   *AMN Healthcare Services, Inc..........................  70,320      566,779
   *Amsurg Corp...........................................  45,651    1,160,905
   *AngioDynamics, Inc.................................... 157,817    2,182,609
   *Anika Therapeutics, Inc...............................  69,147      444,615
    Arrhythmia Research Technology, Inc...................   1,132        4,856
    Assisted Living Concepts, Inc......................... 111,540    1,747,832
   *BioClinica, Inc.......................................   2,666       12,477
   *BioScrip, Inc......................................... 125,578      901,650
   *Caliper Life Sciences, Inc............................ 195,218    1,591,027
   *Cambrex Corp.......................................... 172,543      760,915
    Cantel Medical Corp...................................  78,043    1,945,612
   *Capital Senior Living Corp............................ 224,289    1,971,500
   *CardioNet, Inc........................................ 113,696      573,028
   *Chindex International, Inc............................     618        7,064
   *Codexis, Inc..........................................  16,073      144,657
   *Community Health Systems, Inc......................... 199,349    5,151,178
   *CONMED Corp........................................... 200,861    5,222,386
  #*Continucare Corp......................................  36,955      233,556
   #Cooper Cos., Inc......................................  95,743    7,323,382
   *Coventry Health Care, Inc............................. 281,627    9,012,064
   *Cross Country Healthcare, Inc......................... 206,311    1,425,609
   *CryoLife, Inc.........................................   8,013       46,235
   *Cumberland Pharmaceuticals, Inc.......................   3,617       22,281
   *Cutera, Inc...........................................  75,922      615,727
   *Cynosure, Inc. Class A................................  49,048      638,114
    Daxor Corp............................................  10,080      101,506
   *Digirad Corp..........................................  28,381       80,318
   *Dynacq Healthcare, Inc................................   7,262       13,435
    Ensign Group, Inc.....................................  19,557      555,419
   *Enzo Biochem, Inc.....................................  70,456      270,551
  #*Enzon Pharmaceuticals, Inc............................  29,498      286,721
   *Exactech, Inc.........................................     888       15,176
   *Five Star Quality Care, Inc........................... 128,543      636,288
   *Furiex Pharmaceuticals, Inc...........................   4,510       85,510
   *Gentiva Health Services, Inc.......................... 158,856    2,857,819
   *Greatbatch, Inc....................................... 128,271    3,196,513
   *Hanger Orthopedic Group, Inc..........................  26,246      551,428
   *Harvard Bioscience, Inc............................... 148,250      750,145
   *Health Net, Inc.......................................   1,784       50,166
   *Healthspring, Inc..................................... 331,372   13,599,507
   *Healthways, Inc....................................... 130,842    1,953,471

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
   *Hi-Tech Pharmacal Co., Inc.............................  13,154 $   372,127
   *Hologic, Inc........................................... 567,912  10,546,126
  #*Icagen, Inc............................................  19,963     119,978
   *ICU Medical, Inc.......................................   3,100     131,688
   *Idera Pharmaceuticals, Inc............................. 131,568     257,873
  #*Infinity Pharmaceuticals, Inc..........................     170       1,530
   *IntegraMed America, Inc................................  87,904     804,322
    Invacare Corp..........................................  84,412   2,530,672
   *Iridex Corp............................................  16,140      64,883
   *IRIS International, Inc................................     764       7,900
    Kewaunee Scientific Corp...............................  10,051      99,304
   *Kindred Healthcare, Inc................................ 187,402   3,530,654
  #*K-V Pharmaceutical Co..................................  90,358     179,812
   *K-V Pharmaceutical Co. Class B.........................     566       1,183
   *Lannet Co., Inc........................................  80,290     381,377
   *LCA-Vision, Inc........................................  84,828     357,126
    LeMaitre Vascular, Inc.................................  48,408     320,461
   *LHC Group, Inc.........................................  10,324     235,181
   *LifePoint Hospitals, Inc............................... 217,249   8,059,938
   *Magellan Health Services, Inc..........................   6,936     361,366
   *Maxygen, Inc........................................... 164,597     893,762
   *MedCath Corp........................................... 123,706   1,623,023
   *Medical Action Industries, Inc.........................  90,268     687,842
  #*MediciNova, Inc........................................   2,650       7,155
    MEDTOX Scientific, Inc.................................  31,175     486,642
   *Misonix, Inc...........................................  28,468      68,039
   *Molina Healthcare, Inc................................. 119,701   2,711,228
   *Myrexis, Inc...........................................   9,990      33,866
    National Healthcare Corp...............................     679      32,300
   *Natus Medical, Inc..................................... 116,064   1,338,218
   #Omnicare, Inc.......................................... 309,025   9,425,262
   *Omnicell, Inc..........................................  17,913     306,491
   *Orthofix International N.V.............................      82       3,463
   *Palomar Medical Technologies, Inc......................  12,324     122,254
   *Par Pharmaceutical Cos., Inc...........................  63,378   2,052,813
   *PDI, Inc...............................................  94,550     706,288
   *PharMerica Corp........................................ 150,270   1,918,948
   *PhotoMedex, Inc........................................     414       5,659
   *Progenics Pharmaceuticals, Inc.........................   5,584      30,489
   *Regeneration Technologies, Inc......................... 193,751     637,441
   *Repligen Corp.......................................... 100,338     354,193
   *Rochester Medical Corp.................................   2,513      22,516
   *SciClone Pharmaceuticals, Inc..........................     255       1,637
   *Select Medical Holdings Corp...........................  24,089     189,099
   *Skilled Healthcare Group, Inc..........................  83,118     731,438
   *Solta Medical, Inc.....................................  30,532      74,498
    Span-American Medical System, Inc......................  12,454     192,290
   *SRI/Surgical Express, Inc..............................  25,663     109,581
   *Strategic Diagnostics, Inc.............................  38,143      82,007
   *Sucampo Pharmaceuticals, Inc...........................  45,232     181,833
   *Sun Healthcare Group, Inc..............................  66,056     462,392
   *SunLink Health Systems, Inc............................  12,035      25,274
   *SuperGen, Inc..........................................  65,090     199,175
   *SurModics, Inc.........................................   5,990      65,890
   *Symmetry Medical, Inc.................................. 137,922   1,328,189
   *Synovis Life Technologies, Inc.........................   5,265      87,768
    Teleflex, Inc.......................................... 100,291   6,040,527
   *Theragenics Corp....................................... 182,229     311,612
   *TranS1, Inc............................................  17,755      82,028
   *Transcept Pharmaceuticals, Inc.........................  61,025     247,762
   *Triple-S Management Corp...............................  97,966   2,113,127

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
   *Universal American Corp............................... 390,226 $  3,711,049
    Utah Medical Products, Inc............................   1,047       26,437
  #*Viropharma, Inc....................................... 381,204    6,892,168
   *WellCare Health Plans, Inc............................   1,285       56,347
   *Wright Medical Group, Inc.............................  78,619    1,229,601
    Young Innovations, Inc................................  31,734      919,651
                                                                   ------------
Total Health Care.........................................          158,911,207
                                                                   ------------
Industrials -- (13.7%)
   *A.T. Cross Co.........................................  71,426    1,054,962
    AAR Corp.............................................. 212,835    6,244,579
    Aceto Corp............................................ 186,980    1,140,578
   *Aecom Technology Corp................................. 106,014    2,622,786
   *AeroCentury Corp......................................   9,884      127,899
  #*Air Transport Services Group, Inc..................... 225,519    1,123,085
    Aircastle, Ltd........................................ 308,593    3,533,390
    Alamo Group, Inc......................................  66,795    1,597,068
  #*Alaska Air Group, Inc.................................  13,809      844,006
    Albany International Corp.............................  33,200      882,124
    Alexander & Baldwin, Inc.............................. 215,659   10,396,920
   *Allied Defense Group, Inc.............................  24,210       81,103
   *Allied Motion Technologies, Inc.......................   1,030        5,407
   *Amerco, Inc...........................................  90,030    8,115,304
   *American Railcar Industries, Inc...................... 110,357    2,581,250
   *American Reprographics Co............................. 103,958      710,033
    American Woodmark Corp................................  52,661      875,226
    Ameron International Corp.............................  49,338    4,198,170
    Ampco-Pittsburgh Corp.................................  24,370      634,838
   *AMREP Corp............................................   7,453       65,735
    Apogee Enterprises, Inc............................... 153,531    1,757,930
    Applied Industrial Technologies, Inc.................. 149,953    4,786,500
    Arkansas Best Corp....................................  97,985    2,357,519
   *Armstrong World Industries, Inc....................... 134,428    5,309,906
   *Arotech Corp..........................................  33,900       62,376
  #*Ascent Solar Technologies, Inc........................  68,752       62,564
   *Atlas Air Worldwide Holdings, Inc..................... 106,470    5,577,963
   *Avalon Holding Corp. Class A..........................  12,927       34,257
  #*Avis Budget Group, Inc................................ 389,360    5,883,230
   #Barnes Group, Inc.....................................  63,410    1,544,033
    Barrett Business Services, Inc........................  23,300      347,636
  #*BlueLinx Holdings, Inc................................  79,425      178,706
   *Breeze-Eastern Corp...................................   6,840       75,924
    Briggs & Stratton Corp................................ 103,129    1,767,631
   *Builders FirstSource, Inc.............................  46,233      106,336
   *CAI International, Inc................................  34,145      599,245
    Cascade Corp..........................................  20,590    1,029,294
   *Casella Waste Systems, Inc............................  14,581       91,714
  #*CBIZ, Inc.............................................  19,951      148,834
    CDI Corp.............................................. 129,906    1,683,582
   *CECO Environmental Corp...............................  14,000      105,840
   *Celadon Group, Inc....................................  89,330    1,222,034
   *Ceradyne, Inc......................................... 129,038    4,182,122
   *Champion Industries, Inc..............................  41,391       53,394
   *Chart Industries, Inc.................................  57,376    3,044,371
    Chase Corp............................................  16,272      228,133
    Chicago Rivet & Machine Co............................   1,596       26,813
    CIRCOR International, Inc.............................  55,854    2,415,685
   *Columbus McKinnon Corp................................  50,066      823,586
   *Comarco, Inc..........................................  39,041       13,079
    Comfort Systems USA, Inc..............................  11,024      115,091
    CompX International, Inc..............................   5,975       81,260

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
   *Consolidated Graphics, Inc..............................  45,954 $2,370,767
    Courier Corp............................................  21,590    207,480
    Covanta Holding Corp.................................... 126,770  2,190,586
   *Covenant Transportation Group, Inc......................  77,299    453,745
   *CPI Aerostructures, Inc.................................  27,493    387,926
   *CRA International, Inc..................................  43,061  1,157,480
    Curtiss-Wright Corp.....................................  63,291  2,022,780
    Ducommun, Inc...........................................  63,552  1,398,144
   *Dycom Industries, Inc................................... 176,731  3,011,496
  #*Eagle Bulk Shipping, Inc................................ 342,611    808,562
    Eastern Co..............................................  34,260    614,624
    Ecology & Environment, Inc. Class A.....................   7,958    136,161
    Encore Wire Corp........................................ 120,850  2,659,908
  #*Energy Conversion Devices, Inc.......................... 101,128    106,184
    EnergySolutions, Inc.................................... 205,300  1,038,818
   *EnerSys.................................................  72,816  2,328,656
    Ennis, Inc.............................................. 136,444  2,393,228
   *EnPro Industries, Inc...................................  59,035  2,729,778
    ESCO Technologies, Inc..................................   4,509    156,372
    Espey Manufacturing & Electronics Corp..................  13,355    335,344
   *Esterline Technologies Corp............................. 118,749  9,068,861
  #*Excel Maritime Carriers, Ltd............................  76,751    198,018
    Federal Signal Corp..................................... 218,057  1,260,369
   *Flow International Corp.................................  93,862    320,069
   *Franklin Covey Co.......................................  80,291    899,259
   *Freightcar America, Inc.................................  47,664  1,176,348
   *Frozen Food Express Industries.......................... 131,556    486,757
  #*FTI Consulting, Inc..................................... 109,169  3,961,743
   *Fuel Tech, Inc..........................................  11,122     70,736
    G & K Services, Inc. Class A............................  90,054  3,068,140
    GATX Corp............................................... 228,478  9,008,888
  #*Genco Shipping & Trading, Ltd........................... 123,220    771,357
   *Gencor Industries, Inc..................................  32,703    253,121
   *General Cable Corp......................................  89,624  3,564,346
   *GEO Group, Inc. (The)...................................  85,747  1,783,538
   *Gibraltar Industries, Inc............................... 149,023  1,531,956
   *GP Strategies Corp......................................  94,414  1,222,661
    Granite Construction, Inc...............................  66,906  1,564,262
    Great Lakes Dredge & Dock Corp.......................... 340,250  2,024,487
  #*Greenbrier Cos., Inc.................................... 138,591  2,788,451
   *Griffon Corp............................................ 289,811  2,738,714
   *H&E Equipment Services, Inc............................. 160,535  1,926,420
    Hardinge, Inc...........................................  76,704    839,909
   *Hawaiian Holdings, Inc..................................   1,178      5,537
    Heidrick & Struggles International, Inc.................   1,886     50,168
   *Heritage-Crystal Clean, Inc.............................     722     14,469
   *Hertz Global Holdings, Inc..............................  47,525    668,677
   *Hill International, Inc.................................  20,074    107,797
   #Horizon Lines, Inc...................................... 112,913    118,559
   *Hudson Highland Group, Inc..............................  94,007    563,102
   *Hurco Cos., Inc.........................................  33,133    974,773
   *Huron Consulting Group, Inc.............................   9,472    306,609
   *ICF International, Inc..................................   6,108    142,683
  #*InnerWorkings, Inc......................................   2,974     21,799
   *Innovative Solutions & Support, Inc.....................  11,934     63,847
   *Insituform Technologies, Inc............................  44,214    886,491
    Insteel Industries, Inc.................................  63,548    728,260
   *Interline Brands, Inc................................... 158,542  2,652,408
    International Shipholding Corp..........................  29,483    607,055
    Intersections, Inc......................................  88,876  1,725,972
  #*JetBlue Airways Corp.................................... 662,347  3,172,642

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
   *Kadant, Inc............................................ 104,491 $ 2,749,158
    Kaman Corp. Class A....................................  28,786   1,025,357
   *Kansas City Southern...................................     110       6,528
   *KAR Auction Services, Inc..............................  33,515     595,897
   *Kelly Services, Inc. Class A........................... 178,400   2,791,960
   *Key Technology, Inc....................................  14,445     234,587
    Kimball International, Inc. Class B.................... 147,543     885,258
   *Korn/Ferry International...............................  39,035     840,814
  #*Kratos Defense & Security Solutions, Inc...............  25,194     273,863
    L.S. Starrett Co. Class A..............................  19,256     244,359
    Lawson Products, Inc...................................  57,002   1,064,227
   *Layne Christensen Co...................................  89,394   2,620,138
    LB Foster Co. Class A..................................  22,092     767,697
   *LMI Aerospace, Inc.....................................  55,282   1,270,933
    LSI Industries, Inc.................................... 111,727     929,569
   *Lydall, Inc............................................ 124,722   1,506,642
   *M&F Worldwide Corp..................................... 152,985   3,833,804
    Marten Transport, Ltd.................................. 163,358   3,360,274
    McGrath Rentcorp.......................................  59,478   1,548,212
   *Metalico, Inc.......................................... 281,768   1,544,089
    Met-Pro Corp...........................................  14,867     156,698
   *MFRI, Inc..............................................  52,554     487,701
    Miller Industries, Inc.................................  63,030   1,032,431
  #*Mobile Mini, Inc....................................... 180,840   3,817,532
   *Moog, Inc..............................................  23,489     961,875
   *Moog, Inc. Class B.....................................     645      26,445
    Mueller Industries, Inc................................  78,555   2,948,169
   #Mueller Water Products, Inc............................ 619,450   2,025,601
    Multi-Color Corp.......................................  25,278     680,737
    NACCO Industries, Inc. Class A.........................  24,251   2,203,931
    National Technical Systems, Inc........................ 104,047     627,403
   *Navigant Consulting, Inc...............................   4,527      53,283
   *NN, Inc................................................ 158,245   1,864,126
   *Northwest Pipe Co......................................  64,129   1,927,076
   *Ocean Power Technologies, Inc..........................  52,268     171,962
   *On Assignment, Inc..................................... 186,406   1,901,341
   *Orion Energy Systems, Inc..............................  24,953      91,578
  #*Owens Corning, Inc..................................... 367,806  13,086,537
   *P.A.M. Transportation Services, Inc....................  60,286     584,774
   *Park-Ohio Holdings Corp................................   9,869     187,610
   *Patrick Industries, Inc................................   7,869      15,817
   *Patriot Transportation Holding, Inc....................  25,946     601,169
   *PGT, Inc...............................................  17,258      32,100
   *Pike Electric Corp.....................................  68,575     602,774
   *Pinnacle Airlines Corp.................................  62,879     250,887
   *Polypore International, Inc............................  65,000   4,420,000
   *Powell Industries, Inc.................................   6,994     269,549
  #*PowerSecure International, Inc.........................  74,598     510,996
    Preformed Line Products Co.............................  20,974   1,307,939
    Providence & Worcester Railroad Co.....................  13,495     188,255
   *Quad Graphics, Inc.....................................     454      15,282
    Quanex Building Products Corp..........................  13,125     205,669
   *Quanta Services, Inc................................... 269,477   4,990,714
   *RailAmerica, Inc.......................................  73,416   1,092,430
   *RCM Technologies, Inc..................................  92,190     509,811
  #*Republic Airways Holdings, Inc......................... 254,913   1,103,773
    Robbins & Myers, Inc...................................  38,500   1,857,240
   *Rush Enterprises, Inc. Class A......................... 216,914   4,336,111
   *Rush Enterprises, Inc. Class B.........................  51,902     869,358
    Ryder System, Inc...................................... 246,533  13,884,739
   *Saia, Inc.............................................. 101,451   1,528,867

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
   *Sauer-Danfoss, Inc....................................   3,399 $    161,452
    Schawk, Inc........................................... 132,139    2,086,475
   *School Specialty, Inc.................................  58,696      705,526
    Seaboard Corp.........................................   2,639    6,900,985
    Servidyne, Inc........................................  18,317       63,194
    Servotronics, Inc.....................................   6,561       57,999
   *SFN Group, Inc........................................ 209,178    2,911,758
    SIFCO Industries, Inc.................................  13,948      254,551
    SkyWest, Inc.......................................... 233,308    3,000,341
   *SL Industries, Inc....................................  10,465      254,927
    Southwest Airlines Co.................................  24,075      239,787
   *Sparton Corp..........................................  56,079      517,609
   *Spirit Aerosystems Holdings, Inc......................  41,180      843,778
    Standard Register Co..................................   4,005       12,015
    Standex International Corp............................  80,938    2,605,394
   #Steelcase, Inc. Class A............................... 222,357    2,208,005
   *Sterling Construction Co., Inc........................   8,232      105,370
   *SunPower Corp. Class B................................  51,135      775,207
    Superior Uniform Group, Inc...........................  39,336      459,838
   *Supreme Industries, Inc...............................  36,204      114,405
   *SYKES Enterprises, Inc................................  17,665      340,934
   *Sypris Solutions, Inc.................................  26,770       97,443
    TAL International Group, Inc.......................... 113,836    3,522,086
   *Tecumseh Products Co. Class A.........................  33,601      343,402
   *Tecumseh Products Co. Class B.........................   7,143       71,644
   *Terex Corp............................................  38,344      851,620
   #Titan International, Inc.............................. 138,870    3,509,245
   *Titan Machinery, Inc..................................  53,432    1,411,139
   *Track Data Corp.......................................     543       50,499
   *TRC Cos., Inc.........................................  90,876      507,088
    Tredegar Industries, Inc.............................. 199,850    3,809,141
   *TriMas Corp........................................... 373,794    8,959,842
   #Trinity Industries, Inc............................... 277,414    8,264,163
   #Triumph Group, Inc....................................  85,824    4,620,764
   *Tufco Technologies, Inc...............................   2,746       10,449
    Tutor Perini Corp..................................... 224,402    3,541,064
    Twin Disc, Inc........................................  43,848    1,666,224
    U.S. Home Systems, Inc................................  16,390       83,097
   *Ultralife Corp........................................  32,780      154,066
    UniFirst Corp.........................................  57,467    3,152,065
  .*United Capital Corp...................................   5,652      169,560
  #*United Rentals, Inc...................................  97,389    2,240,921
    Universal Forest Products, Inc........................  77,123    2,272,815
   *Universal Power Group, Inc............................   5,390       16,224
   *Universal Security Instruments, Inc...................     793        5,178
   *Universal Truckload Services, Inc.....................     295        4,690
   *URS Corp.............................................. 103,008    4,205,817
   *USA Truck, Inc........................................  63,291      716,454
   *Valpey Fisher Corp....................................  13,337       39,478
   *Versar, Inc...........................................   1,000        3,010
    Viad Corp............................................. 106,130    2,200,075
    Virco Manufacturing Corp..............................  26,552       67,442
   *Volt Information Sciences, Inc........................   2,865       26,072
  #*Wabash National Corp..................................   3,287       24,685
    Watts Water Technologies, Inc.........................  84,936    2,847,904
   *WCA Waste Corp........................................  79,198      450,637
   *Willdan Group, Inc....................................  16,551       65,376
   *Willis Lease Finance Corp.............................  36,581      486,527
                                                                   ------------
Total Industrials.........................................          369,009,460
                                                                   ------------

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (10.3%)
   *Accelrys, Inc.......................................... 160,314 $ 1,165,483
   *Acorn Energy, Inc......................................   7,183      34,766
   *Adept Technology, Inc..................................     300       1,212
   *Advanced Analogic Technologies, Inc.................... 147,175     890,409
   *Advanced Energy Industries, Inc........................  27,935     296,390
   *Aetrium, Inc...........................................   2,380       3,903
   *Agilysys, Inc.......................................... 145,897   1,396,234
   *Alpha & Omega Semiconductor, Ltd.......................   3,861      43,398
    American Software, Inc. Class A........................  26,997     231,094
  #*Amtech Systems, Inc....................................  49,401     886,748
  #*Anadigics, Inc......................................... 290,487     912,129
   *Analysts International Corp............................   9,771      30,779
   *Anaren, Inc............................................ 126,660   2,534,467
  #*AOL, Inc............................................... 127,971   2,198,542
   *Arris Group, Inc....................................... 542,173   6,506,076
   *Arrow Electronics, Inc................................. 351,633  12,219,247
    Astro-Med, Inc.........................................  19,318     152,612
   *ATMI, Inc.............................................. 122,396   2,282,685
   *ATS Corp...............................................   6,282      28,583
   *AuthenTec, Inc.........................................  37,879      98,485
   *Aviat Networks, Inc.................................... 189,433     733,106
  #*Avid Technology, Inc................................... 159,818   2,092,018
   *Avnet, Inc............................................. 115,258   3,377,059
    AVX Corp...............................................  89,393   1,244,351
   *Aware, Inc.............................................  43,392     154,042
   *Axcelis Technologies, Inc.............................. 181,492     301,277
   *AXT, Inc............................................... 175,737   1,534,184
    Bel Fuse, Inc. Class A.................................  11,511     238,738
    Bel Fuse, Inc. Class B.................................  48,830     928,747
  #*Benchmark Electronics, Inc............................. 251,216   3,680,314
   *BigBand Networks, Inc..................................   5,000       9,750
    Black Box Corp.........................................  85,479   2,435,297
   *Brightpoint, Inc....................................... 101,580     923,362
   *BroadVision, Inc.......................................   4,060      49,329
   *Brocade Communications Systems, Inc.................... 381,774   2,092,122
   *Brooks Automation, Inc.................................  69,042     656,589
   *BSQUARE Corp...........................................  35,050     218,712
   *BTU International, Inc.................................   7,174      51,438
   *CACI International, Inc................................  95,988   5,670,971
   *Cascade Microtech, Inc.................................  71,682     384,216
   *CEVA, Inc..............................................  61,908   1,870,860
   *Checkpoint Systems, Inc................................ 123,069   1,932,183
   *China Information Technology, Inc......................   7,763      16,535
   *Ciber, Inc............................................. 376,900   1,892,038
  #*Cogo Group, Inc........................................  77,137     363,315
   *Coherent, Inc..........................................  15,163     728,279
    Cohu, Inc.............................................. 144,061   1,803,644
..#*Commerce One LLC........................................     110          --
    Communications Systems, Inc............................  41,462     741,341
    Comtech Telecommunications Corp........................  82,571   2,225,288
   *Concurrent Computer Corp...............................  35,360     227,718
  #*Convergys Corp......................................... 483,707   6,017,315
   *CoreLogic, Inc.........................................  63,622   1,003,955
   *Cray, Inc..............................................  31,350     189,354
   *CSP, Inc...............................................   4,766      20,089
    CTS Corp............................................... 187,445   1,842,584
   *CyberOptics Corp.......................................  73,404     692,200
   *Datalink Corp..........................................  20,006     206,862
   *Dataram Corp...........................................  20,311      30,670
    DDi Corp...............................................  83,453     686,818
   *Digi International, Inc................................ 176,040   2,515,612

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
   *Digimarc Corp..........................................  11,828 $   469,690
   *Ditech Networks, Inc................................... 196,892     216,581
   *Dot Hill Systems Corp..................................  35,051      79,215
   *DSP Group, Inc......................................... 125,982     956,203
   *Dynamics Research Corp.................................  48,430     585,519
   #Earthlink, Inc......................................... 193,386   1,554,823
   *EchoStar Corp.......................................... 130,677   4,372,452
   *Edgewater Technology, Inc..............................  75,244     206,169
    Electro Rent Corp...................................... 123,551   1,996,584
   *Electro Scientific Industries, Inc..................... 218,462   4,196,655
   *Electronics for Imaging, Inc........................... 210,507   3,622,825
  #*EMCORE Corp............................................ 134,049     351,208
   *EMS Technologies, Inc..................................  78,589   2,584,006
   *Emulex Corp............................................ 228,419   1,930,141
    EPIQ Systems, Inc...................................... 137,147   1,771,939
   *ePlus, Inc.............................................  39,016   1,035,094
   *Euronet Worldwide, Inc.................................  82,212   1,410,758
   *Exar Corp.............................................. 196,984   1,302,064
   *Extreme Networks....................................... 181,857     616,495
   *Fairchild Semiconductor International, Inc............. 100,066   1,501,991
   *FormFactor, Inc........................................  28,170     258,882
   *Frequency Electronics, Inc.............................  25,549     267,498
   *FSI International, Inc.................................  32,964      93,288
   *Gerber Scientific, Inc................................. 191,512   2,110,462
   *GigOptix, Inc..........................................  49,276     105,943
   *Global Cash Access, Inc................................   6,317      17,751
   *Globecomm Systems, Inc................................. 115,606   1,613,860
  #*GSI Technology, Inc.................................... 105,525     677,470
   *GTSI Corp..............................................  89,647     462,579
   *Hackett Group, Inc..................................... 225,661     986,139
   *Harmonic, Inc.......................................... 170,805     927,471
  #*Hutchinson Technology, Inc.............................  62,052     194,223
   *I.D. Systems, Inc......................................  57,399     283,551
   *IAC/InterActiveCorp.................................... 403,904  16,717,587
  #*Identive Group, Inc.................................... 104,495     221,529
  #*iGo, Inc...............................................  17,711      31,171
   *Ikanos Communications, Inc.............................  22,329      28,135
   *Imation Corp........................................... 140,151   1,166,056
   *InfoSpace, Inc......................................... 184,324   1,756,608
   *Ingram Micro, Inc. Class A............................. 566,252  10,503,975
   *Innodata Isogen, Inc...................................     600       1,854
   *Insight Enterprises, Inc............................... 102,158   1,719,319
   *Integrated Device Technology, Inc...................... 273,884   1,873,367
   *Integrated Silicon Solution, Inc....................... 139,849   1,243,258
   *Internap Network Services Corp......................... 206,559   1,284,797
   *International Rectifier Corp........................... 100,812   2,589,860
   *Interphase Corp........................................  43,384     201,736
    Intersil Corp. Class A.................................  22,372     269,583
   *Intevac, Inc........................................... 106,940     973,154
   *IntriCon Corp..........................................  13,140      51,903
   *IXYS Corp.............................................. 106,510   1,452,796
   *JDA Software Group, Inc................................  13,380     374,105
   *Kemet Corp.............................................  16,726     204,057
   *Key Tronic Corp........................................  68,452     304,611
    Keynote Systems, Inc...................................  95,505   2,287,345
   *Kopin Corp............................................. 236,217   1,015,733
   *Kulicke & Soffa Industries, Inc........................  82,333     757,464
   *KVH Industries, Inc....................................  18,338     175,495
   *Lattice Semiconductor Corp............................. 363,540   2,253,948
   *LeCroy Corp............................................  55,680     566,266
   *LGL Group, Inc.........................................   9,533      92,184

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
   *LoJack Corp.............................................   2,861 $   11,473
   *LookSmart, Ltd..........................................  98,645    144,022
   *Loral Space & Communications, Inc.......................  60,972  3,980,252
   *LTX-Credence Corp.......................................  13,251     95,275
    Marchex, Inc............................................  91,998    797,623
   *Market Leader, Inc......................................   2,565      5,746
   *Mastech Holdings, Inc...................................     407      1,811
   *Mattson Technology, Inc.................................  23,818     41,443
   *Measurement Specialties, Inc............................  48,252  1,575,910
  #*MEMC Electronic Materials, Inc.......................... 668,554  4,960,671
   *MEMSIC, Inc.............................................  20,315     60,945
   *Mercury Computer Systems, Inc...........................  91,039  1,528,545
    Methode Electronics, Inc................................ 166,586  1,762,480
    MKS Instruments, Inc.................................... 119,462  2,980,577
    ModusLink Global Solutions, Inc......................... 225,717    945,754
   *MoSys, Inc..............................................  31,509    167,943
   *Multi-Fineline Electronix, Inc..........................   4,400     89,364
   *Nanometrics, Inc........................................  16,339    275,966
   *NAPCO Security Technologies, Inc........................   2,643      6,925
   *Network Equipment Technologies, Inc.....................  66,362    171,878
   *Newport Corp............................................ 154,701  2,404,054
   *Novatel Wireless, Inc................................... 109,993    564,264
   *NumereX Corp. Class A...................................   3,496     25,381
  #*Oclaro, Inc.............................................  56,136    263,839
   *Online Resources Corp...................................  60,228    214,412
   *Oplink Communications, Inc.............................. 101,264  1,709,336
    OPNET Technologies, Inc.................................  28,370    973,375
   *Opnext, Inc............................................. 182,785    345,464
    Optical Cable Corp......................................  64,334    253,476
   *Orbcomm, Inc............................................  60,577    179,914
   *OSI Systems, Inc........................................  49,737  2,053,641
   *PAR Technology Corp.....................................  71,852    277,349
   *PC Connection, Inc...................................... 243,064  1,900,760
   *PC Mall, Inc............................................ 112,574    889,335
   *PC-Tel, Inc............................................. 111,581    725,276
   *Perceptron, Inc.........................................  78,740    509,448
   *Perficient, Inc.........................................  16,452    164,685
   *Performance Technologies, Inc...........................  67,536    144,527
   *Pericom Semiconductor Corp.............................. 230,602  1,886,324
   *Pervasive Software, Inc................................. 205,967  1,511,798
  #*Photronics, Inc......................................... 290,263  2,171,167
   *Planar Systems, Inc.....................................  51,700    163,889
  #*PLX Technology, Inc.....................................  83,841    285,898
   *Presstek, Inc...........................................  18,823     34,258
  .*Price Communications Liquidation Trust.................. 262,880         --
    QAD, Inc. Class B.......................................     465      4,478
   *Qualstar Corp........................................... 101,200    183,172
   *RadiSys Corp............................................ 104,822    832,287
   *RealNetworks, Inc....................................... 631,769  2,135,379
   *Reis, Inc...............................................  48,098    509,839
    RF Industries, Ltd......................................  14,324     63,026
    Richardson Electronics, Ltd.............................  78,425  1,163,043
    Rimage Corp.............................................  11,472    170,015
   *Rofin-Sinar Technologies, Inc...........................     818     25,669
   *Rudolph Technologies, Inc............................... 124,051  1,065,598
   *S1 Corp................................................. 280,439  2,636,127
   *Sanmina-SCI Corp........................................  75,319    858,637
   *SeaChange International, Inc............................ 229,758  2,196,486
   *Selectica, Inc..........................................   1,891      9,966
  #*Sigma Designs, Inc...................................... 156,139  1,334,988
   *Silicon Graphics International Corp.....................  26,531    378,597

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Information Technology -- (Continued)
   *Silicon Image, Inc....................................   1,077 $      6,171
   *Smart Modular Technologies (WWH), Inc................. 285,569    2,570,121
   *Smith Micro Software, Inc.............................  37,375      133,055
   *Soundbite Communications, Inc.........................   6,992       16,921
   *SS&C Technologies Holdings, Inc.......................   2,612       48,374
    Stamps.com, Inc.......................................      48          804
   *Standard Microsystems Corp............................ 103,535    2,449,638
   *StarTek, Inc..........................................  84,732      305,035
  #*Stream Global Services, Inc...........................   2,589        8,440
  #*SunPower Corp. Class A................................  11,968      234,932
   *Supertex, Inc.........................................     100        1,938
   *Support.com, Inc...................................... 220,003      708,410
   *Sycamore Networks, Inc................................ 150,721    2,969,204
   *Symmetricom, Inc...................................... 273,031    1,548,086
   *SYNNEX Corp........................................... 183,505    5,196,862
   *Tech Data Corp........................................ 174,947    8,164,776
   *TechTarget, Inc....................................... 103,099      683,546
   *TeleCommunication Systems, Inc........................ 131,116      666,069
    Telular Corp..........................................  82,557      526,714
    Tessco Technologies, Inc..............................  37,431      555,850
    TheStreet, Inc........................................ 180,724      513,256
  #*THQ, Inc.............................................. 143,135      381,455
   *Tier Technologies, Inc................................ 192,513      962,565
   *Triquint Semiconductor, Inc........................... 292,903    2,202,631
   *TSR, Inc..............................................   4,682       22,661
   *TTM Technologies, Inc................................. 278,169    3,852,641
   *Ultratech, Inc........................................   1,400       36,890
    United Online, Inc.................................... 352,492    2,104,377
   *UTStarcom Holdings Corp............................... 486,919      667,079
   *Viasystems Group, Inc.................................     313        7,024
   *Vicon Industries, Inc.................................  36,465      159,534
   *Video Display Corp....................................  10,671       43,751
   *Virtusa Corp.......................................... 344,554    6,773,932
  #*Vishay Intertechnology, Inc........................... 291,126    4,008,805
  #*Vishay Precision Group, Inc...........................  20,228      344,887
   *Web.com Group, Inc....................................  82,201      714,327
   *Westell Technologies, Inc.............................   3,285        9,362
   *WPCS International, Inc...............................  12,639       37,791
   *XO Group, Inc.........................................  20,885      195,275
   *X-Rite, Inc...........................................  23,191      112,708
   *Zoran Corp............................................ 153,368    1,272,954
   *Zygo Corp.............................................  73,990      887,880
                                                                   ------------
Total Information Technology..............................          277,503,460
                                                                   ------------
Materials -- (7.1%)
    A. Schulman, Inc...................................... 174,907    3,874,190
   *A.M. Castle & Co...................................... 145,436    2,524,769
   *AEP Industries, Inc...................................     732       19,823
   *American Pacific Corp.................................  38,017      305,657
    American Vanguard Corp................................   7,000       95,620
   *Arabian American Development Co.......................     400        1,780
    Ashland, Inc.......................................... 210,546   12,893,837
    Boise, Inc............................................ 487,961    3,381,570
    Buckeye Technologies, Inc............................. 215,900    5,805,551
    Cabot Corp............................................  72,726    2,843,587
   *Century Aluminum Co................................... 558,272    7,268,701
   *Coeur d'Alene Mines Corp.............................. 272,130    7,426,428
    Commercial Metals Co.................................. 203,139    2,947,547
   *Continental Materials Corp............................   1,419       22,222
   *Core Molding Technologies, Inc........................  16,036      145,767
    Cytec Industries, Inc.................................  38,274    2,143,344

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Materials -- (Continued)
    Domtar Corp........................................... 106,552 $  8,518,832
   *Ferro Corp............................................  77,087    1,003,673
    Friedman Industries, Inc..............................  53,964      639,473
  #*General Steel Holdings, Inc...........................   6,891       10,130
   *Georgia Gulf Corp.....................................  60,624    1,214,905
   *Graphic Packaging Holding Co.......................... 828,989    4,103,496
    H.B. Fuller Co........................................   6,141      140,383
    Haynes International, Inc.............................  34,595    2,167,031
   *Headwaters, Inc....................................... 308,290      705,984
   *Hecla Mining Co....................................... 145,562    1,131,017
   *Horsehead Holding Corp................................ 154,281    1,723,319
    Huntsman Corp......................................... 369,633    7,059,990
    Innophos Holdings, Inc................................  32,592    1,570,934
   *Innospec, Inc.........................................  17,908      575,205
   #Kaiser Aluminum Corp..................................  96,040    5,360,953
   *KapStone Paper & Packaging Corp....................... 184,978    2,883,807
    KMG Chemicals, Inc....................................   3,149       52,777
   #Kronos Worldwide, Inc.................................  49,948    1,546,390
   *Landec Corp........................................... 122,407      756,475
  #*Louisiana-Pacific Corp................................ 712,453    5,521,511
   *Materion Corp.........................................  89,483    3,411,092
    MeadWestavco Corp..................................... 455,519   14,184,862
   *Mercer International, Inc............................. 187,470    1,732,223
    Minerals Technologies, Inc............................  30,000    1,943,400
   *Mod-Pac Corp..........................................  17,773      106,283
    Myers Industries, Inc................................. 180,201    2,144,392
    Neenah Paper, Inc.....................................  63,366    1,279,360
    NL Industries, Inc....................................  36,906      664,308
   *Northern Technologies International Corp..............  20,514      360,226
    Olympic Steel, Inc....................................  76,274    1,994,565
   *OM Group, Inc......................................... 180,100    6,534,028
    P.H. Glatfelter Co.................................... 220,312    3,324,508
   *Penford Corp..........................................  59,938      348,240
    PolyOne Corp.......................................... 245,213    3,800,802
    Quaker Chemical Corp..................................  43,327    1,756,477
    Reliance Steel & Aluminum Co.......................... 200,657    9,432,886
   *RTI International Metals, Inc......................... 146,950    4,712,686
    Schnitzer Steel Industries, Inc. Class A..............  52,040    2,643,112
   *Spartech Corp......................................... 129,011      741,813
    Steel Dynamics, Inc................................... 173,320    2,707,258
    Synalloy Corp.........................................  27,564      318,089
    Temple-Inland, Inc....................................  57,895    1,738,008
    Texas Industries, Inc................................. 104,967    4,052,776
  #*U.S. Gold Corp........................................ 131,239      833,368
   *United States Lime & Minerals, Inc....................   2,573      106,111
   *Universal Stainless & Alloy Products, Inc.............  44,949    2,008,771
    Vulcan Materials Co...................................  84,989    2,914,273
    Wausau Paper Corp..................................... 148,272    1,094,247
   #Westlake Chemical Corp................................ 205,655   10,642,646
    Worthington Industries, Inc........................... 192,945    4,046,057
  #*Zoltek Cos., Inc...................................... 175,942    1,778,774
                                                                   ------------
Total Materials...........................................          191,742,319
                                                                   ------------
Other -- (0.0%)
  .*MAIR Holdings, Inc. Escrow Shares..................... 161,133           --
  .*Petrocorp, Inc. Escrow Shares.........................   4,900          294
                                                                   ------------
Total Other...............................................                  294
                                                                   ------------
Telecommunication Services -- (0.6%)
  #*FiberTower Corp.......................................  29,855       33,438
   *General Communications, Inc. Class A.................. 178,571    2,026,781

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                     SHARES         VALUE+
                                                   ------------ --------------
Telecommunication Services -- (Continued)
    HickoryTech Corp..............................       42,119 $      449,831
    IDT Corp. Class B.............................       79,591      1,920,531
  #*Iridium Communications, Inc...................          307          2,619
  #*Leap Wireless International, Inc..............      115,654      1,556,703
   *Neutral Tandem, Inc...........................        1,391         21,324
   *Premiere Global Services, Inc.................       28,620        242,125
   *Primus Telecommunications Group, Inc..........       14,710        200,203
    Shenandoah Telecommunications Co..............        1,000         15,860
    SureWest Communications.......................       65,493        859,268
    Telephone & Data Systems, Inc.................      144,283      4,091,866
    Telephone & Data Systems, Inc. Special
      Shares......................................      118,140      2,944,049
   *United States Cellular Corp...................       45,192      1,997,034
    USA Mobility, Inc.............................        5,352         88,362
    Warwick Valley Telephone Co...................       13,402        188,030
                                                                --------------
Total Telecommunication Services..................                  16,638,024
                                                                --------------
Utilities -- (0.5%)
   #Consolidated Water Co., Ltd...................        3,606         32,526
  #*Dynegy, Inc...................................      415,664      2,377,598
   *GenOn Energy, Inc.............................    1,898,910      7,386,760
    Pennichuck Corp...............................        2,810         80,225
    SJW Corp......................................       41,817        983,536
   *Synthesis Energy Systems, Inc.................       39,547         81,862
    Unitil Corp...................................       46,644      1,191,754
                                                                --------------
Total Utilities...................................                  12,134,261
                                                                --------------
TOTAL COMMON STOCKS...............................               2,393,954,254
                                                                --------------
RIGHTS/WARRANTS -- (0.0%)
  .*BankAtlantic Bancorp, Inc. Rights 06/16/11....       21,819          6,109
  .*Mace Security International, Inc. Rights
   08/01/11.......................................       48,311             --
                                                                --------------
TOTAL RIGHTS/WARRANTS.............................                       6,109
                                                                --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
    BlackRock Liquidity Funds Tempcash Portfolio
      - Institutional Shares......................    8,664,071      8,664,071

                                                     SHARES/
                                                      FACE
                                                     AMOUNT
                                                   ------------
                                                      (000)
SECURITIES LENDING COLLATERAL -- (10.7%)
(S)@DFA Short Term Investment Fund................  285,955,839    285,955,839
   @Repurchase Agreement, JPMorgan Securities
     LLC 0.20%, 08/01/11 (Collateralized by
     $1,085,886 FNMA, rates ranging from 4.500%
     to 6.500%, maturities ranging from 05/01/36
     to 07/01/41, valued at $1,089,302) to be
     repurchased at $1,054,263.................... $      1,054      1,054,245
                                                                --------------
TOTAL SECURITIES LENDING COLLATERAL...............                 287,010,084
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $2,165,180,937)^^.......................              $2,689,634,518
                                                                ==============

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
    Consumer Discretionary.. $  443,452,042           --   --    $  443,452,042
    Consumer Staples........     95,994,686           --   --        95,994,686
    Energy..................    297,129,051           --   --       297,129,051
    Financials..............    531,439,450           --   --       531,439,450
    Health Care.............    158,911,207           --   --       158,911,207
    Industrials.............    368,839,900 $    169,560   --       369,009,460
    Information Technology..    277,503,460           --   --       277,503,460
    Materials...............    191,742,319           --   --       191,742,319
    Other...................             --          294   --               294
    Telecommunication
      Services..............     16,638,024           --   --        16,638,024
    Utilities...............     12,134,261           --   --        12,134,261
Rights/Warrants.............             --        6,109   --             6,109
Temporary Cash Investments..      8,664,071           --   --         8,664,071
Securities Lending
  Collateral................             --  287,010,084   --       287,010,084
                             -------------- ------------   --    --------------
TOTAL....................... $2,402,448,471 $287,186,047   --    $2,689,634,518
                             ============== ============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                             SHARES    VALUE+
                                                             ------- ----------
COMMON STOCKS -- (85.8%)
Consumer Discretionary -- (13.9%)
   *1-800-FLOWERS.COM, Inc..................................  63,676 $  191,665
   *99 Cents Only Stores....................................  94,400  1,864,400
    Aaron's, Inc............................................  76,498  1,928,515
   *AC Moore Arts & Crafts, Inc.............................  32,527     60,175
    Acme United Corp........................................   9,349     94,518
   *AFC Enterprises, Inc....................................  44,094    681,252
    AH Belo Corp............................................  46,600    298,240
    Ambassadors Group, Inc..................................  27,947    238,108
    Amcon Distributing Co...................................     300     19,608
   *American Axle & Manufacturing Holdings, Inc.............  89,658  1,028,377
    American Greetings Corp. Class A........................  39,700    880,149
  #*American Public Education, Inc..........................   1,300     59,241
   *America's Car-Mart, Inc.................................  25,524    863,732
  #*Amerigon, Inc...........................................  33,396    561,721
    Ameristar Casinos, Inc..................................  29,565    656,343
  #*ANN, Inc................................................  46,700  1,211,398
    Arbitron, Inc...........................................  16,400    641,568
  #*Archipelago Learning, Inc...............................  17,182    165,634
   *Arctic Cat, Inc.........................................  28,530    470,174
    Ark Restaurants Corp....................................   5,609     84,976
   *Asbury Automotive Group, Inc............................  72,933  1,570,247
   *Ascena Retail Group, Inc................................  43,782  1,415,034
   *Ascent Capital Group, Inc. Class A......................  16,926    814,310
  #*Atrinsic, Inc...........................................   9,664     38,076
   *Audiovox Corp. Class A..................................  47,788    343,596
   *Ballantyne Strong, Inc..................................  40,751    155,669
   #Barnes & Noble, Inc.....................................  29,605    515,127
    Bassett Furniture Industries, Inc.......................  24,824    196,110
   *Beasley Broadcast Group, Inc............................  20,332     85,598
   *Beazer Homes USA, Inc................................... 147,214    426,921
    bebe stores, Inc........................................ 147,150  1,090,382
   *Belo Corp...............................................  78,957    551,909
   *Benihana, Inc...........................................   8,516     77,666
   *Benihana, Inc. Class A..................................   4,778     44,053
    Big 5 Sporting Goods Corp...............................  28,228    232,881
   *Biglari Holdings, Inc...................................   2,860  1,052,966
  #*BJ's Restaurants, Inc...................................  36,853  1,708,874
  #*Blue Nile, Inc..........................................   8,219    348,157
   *Bluegreen Corp..........................................  77,510    199,976
    Blyth, Inc..............................................  17,798  1,125,901
    Bob Evans Farms, Inc....................................  44,644  1,542,004
   #Bon-Ton Stores, Inc. (The)..............................  30,014    304,642
   #Books-A-Million, Inc....................................  33,367    103,104
    Bowl America, Inc. Class A..............................   1,400     17,822
  #*Boyd Gaming Corp........................................  81,800    714,932
  #*Bridgepoint Education, Inc..............................   5,500    136,180
   *Brookfield Residential Properties, Inc..................   9,356     93,279
   #Brown Shoe Co., Inc.....................................  84,034    848,743
   #Brunswick Corp..........................................  57,184  1,248,327
   #Buckle, Inc.............................................  17,362    769,310
   *Buffalo Wild Wings, Inc.................................  16,761  1,064,826
   *Build-A-Bear-Workshop, Inc..............................  51,400    318,166
  #*Cabela's, Inc...........................................  89,625  2,452,140
   *Cache, Inc..............................................  23,403    135,737
    Callaway Golf Co........................................  77,732    493,598
   *Cambium Learning Group, Inc.............................  34,104    107,769
   *Canterbury Park Holding Corp............................   7,639     86,855
   *Capella Education Co....................................   2,648    113,202

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED



                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   *Career Education Corp...................................   9,499 $  215,532
   *Caribou Coffee Co., Inc.................................  32,117    424,266
    Carriage Services, Inc..................................  44,161    252,159
   *Carrols Restaurant Group, Inc...........................  40,774    400,808
   *Carter's, Inc...........................................  23,400    783,900
   *Casual Male Retail Group, Inc........................... 110,998    467,302
    Cato Corp. Class A......................................  34,453    958,482
  #*Cavco Industries, Inc...................................  12,591    535,873
    CEC Entertainment, Inc..................................  19,500    754,650
  #*Central European Media Enterprises, Ltd. Class A........  13,598    259,994
  #*Charles & Colvard, Ltd..................................   6,095     14,933
   *Charming Shoppes, Inc................................... 220,419    903,718
  #*Cheesecake Factory, Inc.................................  32,911    948,824
   #Cherokee, Inc...........................................  16,793    266,337
    Chico's FAS, Inc........................................ 125,543  1,894,444
  #*Children's Place Retail Stores, Inc. (The)..............  28,465  1,375,429
    Christopher & Banks Corp................................  42,827    269,810
    Churchill Downs, Inc....................................  21,185    930,657
   *Citi Trends, Inc........................................  24,563    344,619
  #*Coinstar, Inc...........................................   6,100    298,046
   *Coldwater Creek, Inc....................................  80,356    101,249
  #*Collective Brands, Inc..................................  85,299  1,004,822
    Collectors Universe, Inc................................  17,633    275,780
  #*Conn's, Inc.............................................  71,601    589,276
    Cooper Tire & Rubber Co.................................  58,216    981,522
   *Core-Mark Holding Co., Inc..............................  22,765    847,769
  #*Corinthian Colleges, Inc................................ 112,171    466,631
   *Cost Plus, Inc..........................................  53,218    473,108
   #CPI Corp................................................  13,817    153,921
   #Cracker Barrel Old Country Store, Inc...................  20,607    929,582
   *Craftmade International, Inc............................  10,221     30,663
   *Crocs, Inc..............................................  68,100  2,133,573
  #*Crown Media Holdings, Inc............................... 107,779    183,224
    CSS Industries, Inc.....................................  14,171    281,153
   *Culp, Inc...............................................  35,956    320,008
  #*Cumulus Media, Inc......................................  51,055    180,224
   *Cybex International, Inc................................  10,159      8,137
  #*Dana Holding Corp.......................................  46,752    779,356
  #*Deckers Outdoor Corp....................................  14,670  1,455,998
   *dELiA*s, Inc............................................  21,097     37,131
   *Delta Apparel, Inc......................................   5,459    107,379
    Destination Maternity Corp..............................  28,284    464,423
   #Dillard's, Inc. Class A.................................  80,522  4,530,168
  #*DineEquity, Inc.........................................  22,844  1,190,172
   *Dixie Group, Inc........................................  15,145     65,578
   *Dolan Media Co..........................................  59,125    468,861
   *Domino's Pizza, Inc.....................................  68,329  1,836,000
   *Dorman Products, Inc....................................  29,941  1,069,792
    Dover Downs Gaming & Entertainment, Inc.................  21,555     66,820
   *Dover Motorsports, Inc..................................  27,857     51,535
   *Dreams, Inc.............................................   6,298     16,564
    Drew Industries, Inc....................................  39,954    851,020
   *DSW, Inc................................................  57,980  3,071,780
   *Duckwall-ALCO Stores, Inc...............................   1,500     16,800
   *E.W. Scripps Co. Class A (The)..........................  93,655    807,306
    Educational Development Corp............................   2,842     15,205
    Einstein Noah Restaurant Group, Inc.....................  20,959    328,637
   *Emerson Radio Corp......................................  37,654     66,648
  #*Entercom Communications Corp............................  45,413    360,579
   *Entravision Communications Corp.........................  66,738    128,804
    Escalade, Inc...........................................   8,026     47,514

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED



                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   #Ethan Allen Interiors, Inc..............................  44,546 $  819,646
   *Exide Technologies......................................  78,949    565,275
   *Famous Dave's of America, Inc...........................  19,657    201,681
    Finish Line, Inc. Class A...............................  96,347  2,052,191
   *Fisher Communications, Inc..............................  18,816    551,685
    Flanigan's Enterprises, Inc.............................   1,877     13,496
    Flexsteel Industries, Inc...............................   4,929     75,167
    Fred's, Inc.............................................  89,748  1,182,879
    Frisch's Restaurants, Inc...............................   5,471    115,383
  #*Fuel Systems Solutions, Inc.............................  30,354    644,719
   *Full House Resorts, Inc.................................  40,132    126,817
   *Furniture Brands International, Inc.....................  83,717    337,380
    Gaiam, Inc..............................................  31,520    136,166
    Gaming Partners International Corp......................  20,356    159,591
  #*Gaylord Entertainment Co................................  63,237  1,855,374
   *Geeknet, Inc............................................   4,955    122,091
   *Genesco, Inc............................................  36,236  1,877,025
   *G-III Apparel Group, Ltd................................  27,376    845,097
   *Global Sources, Ltd.....................................  14,409    132,707
   *Global Traffic Network, Inc.............................  39,023    460,081
  #*Golfsmith International Holdings, Inc...................     100        415
   *Gray Television, Inc.................................... 116,464    283,008
   *Gray Television, Inc. Class A...........................     912      1,915
   *Great Wolf Resorts, Inc.................................  63,129    220,320
   #Group 1 Automotive, Inc.................................  35,286  1,680,672
   *Hallwood Group, Inc.....................................   2,388     38,280
    Harte-Hanks, Inc........................................  88,762    725,186
   *Hastings Entertainment, Inc.............................   4,292     19,958
    Haverty Furniture Cos., Inc.............................  39,045    433,009
    Haverty Furniture Cos., Inc. Class A....................     457      5,045
   *Helen of Troy, Ltd......................................  46,991  1,515,460
  #*hhgregg, Inc............................................  28,177    347,422
   *Hibbett Sporting Goods, Inc.............................  24,729    970,366
    Hillenbrand, Inc........................................  45,700  1,000,373
   *Hollywood Media Corp....................................  26,966     43,415
    Hooker Furniture Corp...................................  24,158    217,905
    Hot Topic, Inc..........................................  84,606    632,007
   *HSN, Inc................................................  36,006  1,177,036
   *Iconix Brand Group, Inc................................. 111,100  2,591,963
    International Speedway Corp.............................  32,734    915,570
   *Interval Leisure Group, Inc.............................  59,799    768,417
  #*iRobot Corp.............................................  37,071  1,296,002
   *Isle of Capri Casinos, Inc..............................  70,955    601,698
   *J. Alexander's Corp.....................................  17,720    115,889
  #*Jack in the Box, Inc....................................  21,500    488,480
  #*JAKKS Pacific, Inc......................................  49,552    864,682
    Jarden Corp.............................................  73,732  2,284,955
   *Johnson Outdoors, Inc. Class A..........................  18,433    328,660
    Jones Group, Inc. (The).................................  24,336    314,908
  #*Jos. A. Bank Clothiers, Inc.............................  37,838  1,941,468
   *Journal Communications, Inc.............................  78,161    387,679
   *K12, Inc................................................  27,701    888,648
   #KB Home.................................................  41,700    354,033
   *Kenneth Cole Productions, Inc. Class A..................  10,871    138,714
   *Kid Brands, Inc.........................................  46,279    212,421
  #*Kirkland's, Inc.........................................  34,585    373,172
   *Knology, Inc............................................  55,464    761,521
   *Kona Grill, Inc.........................................   3,538     26,040
    Koss Corp...............................................   8,015     49,533
   *Krispy Kreme Doughnuts, Inc............................. 109,194    893,207
    KSW, Inc................................................  14,516     57,338

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
  #*K-Swiss, Inc. Class A...................................  45,996 $  490,317
    Lacrosse Footwear, Inc..................................  15,457    214,852
   *Lakeland Industries, Inc................................  10,138     83,537
   *Lakes Entertainment, Inc................................  57,029    124,323
   *La-Z-Boy, Inc........................................... 125,950  1,104,582
   *Leapfrog Enterprises, Inc...............................  42,020    163,878
    Learning Tree International, Inc........................  29,551    296,397
  #*Lee Enterprises, Inc....................................  98,225     90,367
  #*Libbey, Inc.............................................  29,949    463,311
  #*Life Time Fitness, Inc..................................  32,400  1,353,024
    Lifetime Brands, Inc....................................  26,252    288,772
   *LIN TV Corp. Class A....................................  36,319    148,908
    Lincoln Educational Services Corp.......................  48,524    867,609
    Lithia Motors, Inc......................................  47,766    985,890
   *Live Nation Entertainment, Inc..........................  50,715    562,936
   *Luby's, Inc.............................................  65,026    355,692
   *M/I Homes, Inc..........................................  38,414    434,078
    Mac-Gray Corp...........................................  31,326    460,492
   *Madison Square Garden Co. (The).........................  33,631    891,222
   *Maidenform Brands, Inc..................................  31,021    801,893
    Marcus Corp.............................................  36,271    351,103
  #*Marine Products Corp....................................  59,525    324,411
   *MarineMax, Inc..........................................  52,112    478,909
  #*Martha Stewart Living Omnimedia, Inc. Class A...........  33,686    138,113
    Matthews International Corp. Class A....................  24,286    878,910
  #*McClatchy Co. (The)..................................... 103,653    233,219
   *McCormick & Schmick's Seafood Restaurants, Inc..........  32,303    285,559
    MDC Holdings, Inc.......................................   3,731     84,358
  #*Media General, Inc. Class A.............................  43,400    118,482
    Men's Wearhouse, Inc. (The).............................  68,501  2,246,148
   #Meredith Corp...........................................  22,276    664,939
  #*Meritage Homes Corp.....................................  46,949  1,025,836
   *Midas, Inc..............................................  12,892     70,390
   *Modine Manufacturing Co.................................  17,986    268,171
   *Monarch Casino & Resort, Inc............................  32,406    374,289
   #Monro Muffler Brake, Inc................................  35,829  1,281,245
   *Morgans Hotel Group Co..................................  24,831    177,790
   *Morton's Restaurant Group, Inc..........................  38,263    265,163
   *Motorcar Parts of America, Inc..........................  29,142    376,223
    Movado Group, Inc.......................................  35,421    573,112
   *MTR Gaming Group, Inc...................................  14,205     41,905
   *Multimedia Games Holding Co., Inc.......................  35,732    155,077
   *Nathan's Famous, Inc....................................  14,980    284,770
    National CineMedia, Inc.................................  50,238    740,006
   *Nautilus, Inc...........................................  51,794     97,373
   *Navarre Corp............................................  73,810    146,144
   *New Frontier Media, Inc.................................  24,829     34,761
   *New York & Co., Inc.....................................  92,043    502,555
  #*New York Times Co. Class A (The)........................ 131,600  1,129,128
   *Nexstar Broadcasting Group, Inc.........................   3,050     26,718
   *Nobel Learning Communities, Inc.........................   6,410     75,125
   *Nobility Homes, Inc.....................................   6,093     48,135
   #Nutri/System, Inc.......................................  27,200    406,368
   *O'Charley's, Inc........................................  53,233    324,189
  #*OfficeMax, Inc..........................................  55,797    395,043
   *Orbitz Worldwide, Inc...................................  49,545    161,517
   *Orient-Express Hotels, Ltd..............................  95,689    946,364
 .#*Orleans Homebuilders, Inc...............................  41,051         --
    Outdoor Channel Holdings, Inc...........................  56,390    374,994
   *Overstock.com, Inc......................................  19,500    247,455
   #Oxford Industries, Inc..................................  26,234  1,027,848

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
    P.F. Chang's China Bistro, Inc..........................  23,350 $  768,916
   *Pacific Sunwear of California, Inc...................... 108,934    303,926
   *Papa John's International, Inc..........................  16,120    503,105
  #*Peet's Coffee & Tea, Inc................................  19,080  1,114,272
    Penske Automotive Group, Inc............................ 126,055  2,789,597
    Pep Boys - Manny, Moe & Jack (The)......................  65,330    702,298
   *Perry Ellis International, Inc..........................  30,410    710,682
   #PetMed Express, Inc.....................................  28,546    313,150
  #*Pier 1 Imports, Inc.....................................  91,827  1,009,179
   *Pinnacle Entertainment, Inc.............................  72,817  1,050,749
    Pool Corp...............................................  35,744    956,152
   *Quiksilver, Inc......................................... 155,782    819,413
   *Reading International, Inc. Class B.....................   2,340     16,310
   *Red Lion Hotels Corp....................................  42,399    320,112
  #*Red Robin Gourmet Burgers, Inc..........................  24,787    853,169
  #*Regal Entertainment Group...............................  42,976    549,663
    Regis Corp..............................................  56,199    834,555
   #Rent-A-Center, Inc......................................  57,045  1,543,067
   *Rentrak Corp............................................  23,056    381,346
    RG Barry Corp...........................................  29,993    341,020
   *Rick's Cabaret International, Inc.......................  23,683    194,201
   *Rocky Brands, Inc.......................................  17,184    218,752
  #*Ruby Tuesday, Inc.......................................  45,164    410,541
  #*Rue21, Inc..............................................   9,100    299,117
   *Ruth's Hospitality Group, Inc...........................  89,294    513,440
    Ryland Group, Inc. (The)................................  29,887    440,236
   *Saga Communications, Inc................................  12,079    392,809
  #*Saks, Inc............................................... 221,647  2,380,489
    Salem Communications Corp...............................     300        978
   *Sally Beauty Holdings, Inc..............................  78,600  1,351,920
    Scholastic Corp.........................................  32,401    930,557
   *Select Comfort Corp.....................................  89,608  1,507,207
    Service Corp. International.............................  24,408    255,552
    Shiloh Industries, Inc..................................  48,221    507,767
   *Shoe Carnival, Inc......................................  29,937    945,710
   *Shuffle Master, Inc.....................................  80,437    749,673
  #*Shutterfly, Inc.........................................  44,735  2,433,584
    Sinclair Broadcast Group, Inc. Class A..................  78,579    778,718
  #*Skechers U.S.A., Inc. Class A...........................  35,818    596,370
    Skyline Corp............................................  16,961    229,482
   *Smith & Wesson Holding Corp.............................  85,435    287,062
    Sonesta International Hotels Corp. Class A..............   4,587     92,589
   #Sonic Automotive, Inc...................................  19,797    310,219
   *Sonic Corp..............................................  37,938    405,937
    Spartan Motors, Inc.....................................  78,166    359,564
    Speedway Motorsports, Inc...............................  42,236    574,410
   *Sport Chalet, Inc. Class A..............................  13,582     27,028
    Stage Stores, Inc.......................................  55,476    987,473
    Standard Motor Products, Inc............................  37,112    526,990
  #*Standard Pacific Corp................................... 143,448    410,261
   *Stanley Furniture, Inc..................................  23,797     98,282
    Stein Mart, Inc.........................................  65,659    623,760
   *Steiner Leisure, Ltd....................................  16,543    804,321
   *Steinway Musical Instruments, Inc.......................  23,880    692,281
   *Steven Madden, Ltd......................................  57,766  2,200,885
   #Stewart Enterprises, Inc................................ 121,212    842,423
   *Stoneridge, Inc.........................................  43,370    541,258
    Strattec Security Corp..................................   5,703    145,712
   #Sturm Ruger & Co., Inc..................................  31,391    857,602
    Superior Industries International, Inc..................  56,680  1,147,203
   *Syms Corp...............................................   2,978     31,090

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Discretionary -- (Continued)
   *Systemax, Inc.........................................  68,356 $  1,113,519
  #*Talbots, Inc..........................................  23,500       81,310
   *Tandy Brands Accessories, Inc.........................  15,855       33,137
   *Tandy Leather Factory, Inc............................  22,365      114,285
   *Tempur-Pedic International, Inc.......................  26,477    1,906,609
  #*Tenneco, Inc..........................................  15,585      622,465
   #Texas Roadhouse, Inc..................................  62,300    1,029,196
   #Thor Industries, Inc..................................  50,891    1,258,534
   *Timberland Co. Class A................................  47,458    2,030,728
   *Town Sports International Holdings, Inc...............  57,540      525,916
   *Trans World Entertainment Corp........................   9,128       18,712
   *True Religion Apparel, Inc............................  38,960    1,312,562
  #*Tuesday Morning Corp..................................  61,719      265,392
   *Ulta Salon Cosmetics & Fragrance, Inc.................  44,461    2,802,377
  #*Under Armour, Inc. Class A............................  37,810    2,775,632
   *Unifi, Inc............................................  37,001      474,723
   *Universal Electronics, Inc............................  24,397      571,134
    Universal Technical Institute, Inc....................  30,236      523,083
   *US Auto Parts Network, Inc............................  42,794      320,527
    Vail Resorts, Inc.....................................  28,700    1,313,025
   *Valassis Communications, Inc..........................  71,346    1,912,073
    Value Line, Inc.......................................   5,625       60,638
   *Valuevision Media, Inc. Class A.......................  64,033      479,607
   *Vitamin Shoppe, Inc...................................   1,666       72,571
   *Wells-Gardner Electronics Corp........................  26,612       52,958
    Wendy's Co. (The).....................................  75,432      397,527
   *West Marine, Inc......................................  40,299      413,065
  #*Wet Seal, Inc. (The).................................. 170,463      833,564
   #Weyco Group, Inc......................................  12,523      290,033
    Williams Controls, Inc................................  20,502      227,777
    Winmark Corp..........................................   8,419      380,623
  #*Winnebago Industries, Inc.............................  34,214      287,055
    Wolverine World Wide, Inc.............................  31,054    1,176,015
   #World Wrestling Entertainment, Inc....................  18,687      188,178
  #*Zumiez, Inc...........................................  33,787      897,721
                                                                   ------------
Total Consumer Discretionary..............................          209,189,949
                                                                   ------------
Consumer Staples -- (3.6%)
    Alico, Inc............................................  11,872      289,796
   *Alliance One International, Inc....................... 151,274      497,691
    Andersons, Inc. (The).................................  18,692      768,428
    Arden Group, Inc. Class A.............................     199       17,663
   #B&G Foods, Inc........................................  64,164    1,205,642
   *Boston Beer Co., Inc. Class A.........................  10,011      902,492
    Bridgford Foods Corp..................................   6,838       75,560
   *Cagle's, Inc. Class A.................................   3,413       14,198
   #Calavo Growers, Inc...................................  25,132      519,478
    Cal-Maine Foods, Inc..................................  24,900      841,869
    Casey's General Stores, Inc...........................  19,131      860,895
    CCA Industries, Inc...................................  12,833       72,250
  #*Central European Distribution Corp....................  18,225      176,418
   *Central Garden & Pet Co...............................  29,465      263,417
   *Central Garden & Pet Co. Class A......................  68,602      600,954
   *Chiquita Brands International, Inc.................... 116,805    1,382,971
    Coca-Cola Bottling Co.................................  12,601      813,017
   *Craft Brewers Alliance, Inc...........................  44,279      344,933
   *Darling International, Inc............................ 118,323    1,997,292
    Diamond Foods, Inc....................................  20,186    1,445,116
  #*Dole Food Co., Inc....................................  75,476    1,071,004
   *Elizabeth Arden, Inc..................................  40,980    1,320,376
    Farmer Brothers Co....................................  33,013      258,492

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Staples -- (Continued)
    Fresh Del Monte Produce, Inc...........................  77,381 $ 1,896,608
    Golden Enterprises, Inc................................   3,061      10,407
    Griffin Land & Nurseries, Inc. Class A.................   2,305      64,333
   *Hain Celestial Group, Inc..............................  38,002   1,228,605
   *Harbinger Group, Inc...................................   8,635      45,852
   *Heckmann Corp..........................................  68,212     411,318
  #*HQ Sustainable Maritime Industries, Inc................  12,960       2,722
    Imperial Sugar Co......................................  29,766     686,999
    Ingles Markets, Inc....................................  27,237     419,450
    Inter Parfums, Inc.....................................  62,557   1,253,642
    J & J Snack Foods Corp.................................  22,538   1,164,989
   *John B. Sanfilippo & Son, Inc..........................  15,716     131,543
   #Lancaster Colony Corp..................................  14,991     901,409
  #*Lifeway Foods, Inc.....................................  28,187     312,876
   *Mannatech, Inc.........................................  33,268      27,273
  #*Medifast, Inc..........................................  18,400     355,120
    MGP Ingredients, Inc...................................  40,294     317,114
    Nash-Finch Co..........................................  23,546     842,947
    National Beverage Corp.................................  84,622   1,250,713
   *Natural Alternatives International, Inc................  17,104      82,270
   #Nu Skin Enterprises, Inc. Class A......................  54,135   2,032,228
   *Nutraceutical International Corp.......................  26,269     388,781
    Oil-Dri Corp. of America...............................  12,831     265,473
   *Omega Protein Corp.....................................  46,385     562,186
    Orchids Paper Products Co..............................     810      10,408
   *Overhill Farms, Inc....................................  36,085     185,838
   *Pantry, Inc............................................  38,802     691,452
   *Parlux Fragrances, Inc.................................  46,816     141,384
   *Physicians Formula Holdings, Inc.......................  30,089     114,338
  #*Pilgrim's Pride Corp...................................  96,269     462,091
   *Prestige Brands Holdings, Inc..........................  82,268   1,005,315
    PriceSmart, Inc........................................  36,982   2,164,187
    Reliv' International, Inc..............................  25,871      46,309
   *Revlon, Inc............................................  52,504     884,167
    Rocky Mountain Chocolate Factory, Inc..................  12,843     118,027
   #Ruddick Corp...........................................  46,400   1,944,160
   #Sanderson Farms, Inc...................................  26,178   1,209,947
    Schiff Nutrition International, Inc....................  26,578     307,507
   *Seneca Foods Corp......................................  16,523     427,946
   *Seneca Foods Corp. Class B.............................   1,443      36,753
   *Smart Balance, Inc..................................... 109,049     516,892
    Snyders-Lance, Inc.....................................  31,458     642,058
    Spartan Stores, Inc....................................  49,720     878,055
   *Spectrum Brands Holdings, Inc..........................  20,680     552,156
  #*SUPERVALU, Inc......................................... 166,437   1,431,358
   *Susser Holdings Corp...................................  35,287     575,531
   *Tofutti Brands, Inc....................................   7,749      16,350
   #Tootsie Roll Industries, Inc...........................  22,142     621,083
  #*TreeHouse Foods, Inc...................................  37,236   1,922,867
   *United Natural Foods, Inc..............................  25,022   1,044,668
    United-Guardian, Inc...................................  13,162     192,823
    Universal Corp.........................................  31,950   1,173,204
  #*USANA Health Sciences, Inc.............................  13,408     366,709
   #Vector Group, Ltd......................................  44,615     781,209
    Village Super Market, Inc..............................  10,450     280,896
    WD-40 Co...............................................  13,499     591,256
    Weis Markets, Inc......................................  31,249   1,255,897
   *Winn-Dixie Stores, Inc.................................  92,401     829,761
                                                                    -----------
Total Consumer Staples.....................................          53,817,412
                                                                    -----------

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Energy -- (6.7%)
    Adams Resources & Energy, Inc...........................   7,201 $  185,786
    Alon USA Energy, Inc....................................  63,136    767,734
   *Approach Resources, Inc.................................  46,357  1,203,428
  #*ATP Oil & Gas Corp......................................  17,850    258,646
  #*Atwood Oceanics, Inc....................................  29,556  1,380,265
   *Barnwell Industries, Inc................................   8,064     35,804
   *Basic Energy Services, Inc..............................  59,752  1,935,367
    Berry Petroleum Corp. Class A...........................  44,765  2,567,273
   *Bill Barrett Corp.......................................  44,221  2,200,437
   *BioFuel Energy Corp.....................................     804        306
   *Bolt Technology Corp....................................  20,178    254,848
  #*BPZ Resources, Inc...................................... 151,457    548,274
    Bristow Group, Inc......................................  48,818  2,366,697
   *Cal Dive International, Inc............................. 220,959  1,232,951
   *Callon Petroleum Co.....................................  71,820    500,585
    CARBO Ceramics, Inc.....................................  10,000  1,560,700
  #*Carrizo Oil & Gas, Inc..................................  25,807    990,989
   *Clayton Williams Energy, Inc............................  17,125  1,135,730
  #*Clean Energy Fuels Corp.................................      98      1,569
   *Cloud Peak Energy, Inc..................................  19,800    441,540
   *Complete Production Services, Inc.......................  37,929  1,474,680
  #*Comstock Resources, Inc.................................  18,941    604,218
   *Contango Oil & Gas Co...................................  23,999  1,513,857
   *CREDO Petroleum Corp....................................  22,880    224,224
   *Crimson Exploration, Inc................................  52,075    164,036
    Crosstex Energy, Inc....................................  91,818  1,340,543
   *CVR Energy, Inc.........................................  94,364  2,533,673
   *Dawson Geophysical Co...................................  15,727    624,205
    Delek US Holdings, Inc..................................  83,317  1,384,729
    DHT Holdings, Inc....................................... 119,868    431,525
   *Double Eagle Petroleum Co...............................  28,688    309,257
   *Endeavour International Corp............................  66,438    833,133
   *Energy Partners, Ltd....................................  67,995  1,156,595
   *ENGlobal Corp...........................................  59,635    238,540
   *Evolution Petroleum Corp................................  28,639    210,210
   *Exterran Holdings, Inc..................................  79,322  1,465,871
   *FieldPoint Petroleum Corp...............................  18,199     48,227
   *FX Energy, Inc..........................................  79,486    759,886
   *Geokinetics, Inc........................................  39,331    245,819
  #*GeoResources, Inc.......................................  60,104  1,533,854
   *Global Industries, Ltd.................................. 117,251    601,498
  #*GMX Resources, Inc...................................... 141,198    684,810
  #*Goodrich Petroleum Corp.................................  21,780    431,897
  #*Green Plains Renewable Energy, Inc......................  65,235    714,323
    Gulf Island Fabrication, Inc............................  32,447  1,122,666
   *Gulfmark Offshore, Inc..................................  33,325  1,624,260
   *Gulfport Energy Corp....................................  42,530  1,550,644
  #*Harvest Natural Resources, Inc..........................  85,872  1,176,446
   *Helix Energy Solutions Group, Inc....................... 111,887  2,190,747
   *Hercules Offshore, Inc.................................. 218,452  1,026,724
   *HKN, Inc................................................  35,136     78,002
    HollyFrontier Corp......................................  98,696  7,440,691
  #*Hornbeck Offshore Services, Inc.........................  40,200  1,119,168
   #Houston American Energy Corp............................  32,770    539,394
  #*ION Geophysical Corp....................................  82,200    833,508
   *James River Coal Co.....................................  28,762    545,328
   *Key Energy Services, Inc................................ 115,191  2,245,073
  #*L&L Energy, Inc.........................................  11,198     55,542
  #*Lucas Energy, Inc.......................................  39,069    105,096
    Lufkin Industries, Inc..................................  36,862  3,003,516
   *Matrix Service Co.......................................  60,949    849,629

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Energy -- (Continued)
   *Mexco Energy Corp.....................................   4,172 $     41,261
   *Mitcham Industries, Inc...............................  23,389      424,744
   *Natural Gas Services Group, Inc.......................  28,398      451,812
   *Newpark Resources, Inc................................ 158,874    1,475,939
  #*Northern Oil & Gas, Inc...............................  52,860    1,170,320
   *Oil States International, Inc.........................   9,581      773,187
    Overseas Shipholding Group, Inc.......................  12,500      304,250
  #*OYO Geospace Corp.....................................   8,629      875,239
   #Panhandle Oil & Gas, Inc..............................  12,186      399,457
   *Parker Drilling Co.................................... 195,939    1,242,253
  #*Patriot Coal Corp.....................................  75,460    1,426,949
    Penn Virginia Corp....................................  22,663      297,339
   *Petroleum Development Corp............................  32,000    1,162,240
  #*PetroQuest Energy, Inc................................ 146,483    1,190,907
   *PHI, Inc. Non-Voting..................................  24,959      537,367
   *PHI, Inc. Voting......................................     200        4,220
   *Pioneer Drilling Co................................... 101,927    1,658,352
   *PostRock Energy Corp..................................  17,785      103,864
   *Pyramid Oil Co........................................   9,884       51,001
  #*RAM Energy Resources, Inc.............................  31,388       31,074
   *REX American Resources Corp...........................  18,425      317,463
  #*Rex Energy Corp.......................................  72,086      797,992
  #*Rosetta Resources, Inc................................  58,799    3,044,024
   #RPC, Inc.............................................. 149,274    3,525,852
   *SemGroup Corp. Class A................................   2,476       57,641
    Ship Finance International, Ltd.......................  59,549      946,829
   *Stone Energy Corp.....................................  36,575    1,187,224
   *Swift Energy Corp.....................................  39,700    1,512,570
   *Tetra Technologies, Inc...............................  64,946      835,855
   *TGC Industries, Inc...................................  42,892      315,685
   *Triangle Petroleum Corp...............................   4,605       34,353
   *Union Drilling, Inc...................................  56,974      635,260
   *USEC, Inc............................................. 144,203      491,732
   *VAALCO Energy, Inc.................................... 113,512      755,990
   *Venoco, Inc...........................................  37,340      474,591
   #W&T Offshore, Inc.....................................  43,664    1,183,294
   *Warren Resources, Inc................................. 154,702      629,637
  #*Western Refining, Inc................................. 202,287    4,132,723
   *Westmoreland Coal Co..................................  11,804      181,427
   *Willbros Group, Inc...................................  92,629      852,187
    World Fuel Services Corp..............................  34,398    1,294,397
  #*Zion Oil & Gas, Inc. (989696109)......................  20,595       72,906
  .*Zion Oil & Gas, Inc. (989995238)......................     972        3,519
                                                                   ------------
Total Energy..............................................          101,509,899
                                                                   ------------
Financials -- (13.2%)
   *1st Constitution Bancorp..............................     141        1,072
    1st Source Corp.......................................  49,500    1,140,975
   *1st United Bancorp, Inc...............................  24,477      145,149
   *21st Century Holding Co...............................  16,568       44,071
    Abington Bancorp, Inc.................................  53,607      531,245
    Access National Corp..................................   6,930       57,935
    Advance America Cash Advance Centers, Inc............. 130,453      919,694
   *Affirmative Insurance Holdings, Inc...................  30,187       67,921
    Alliance Bancorp, Inc. of Pennsylvania................   1,066       11,854
    Alliance Financial Corp...............................   1,763       56,786
    American Equity Investment Life Holding Co............  76,831      911,984
   *American Independence Corp............................   5,414       29,615
    American National Bankshares, Inc.....................   3,612       67,508
   *American River Bankshares.............................   7,219       43,170
   *American Safety Insurance Holdings, Ltd...............  23,145      433,969

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
   *Ameris Bancorp..........................................  45,679 $  462,271
   *AMERISAFE, Inc..........................................  41,985    903,097
   *AmeriServe Financial, Inc...............................  64,191    141,862
   #AmTrust Financial Services, Inc.........................  58,204  1,351,497
    Argo Group International Holdings, Ltd..................  40,007  1,176,206
   #Arrow Financial Corp....................................  22,572    543,985
   #Artio Global Investors, Inc.............................   6,326     69,586
   *Aspen Insurance Holdings, Ltd...........................  13,532    350,479
  #*Asset Acceptance Capital Corp...........................  41,337    204,205
    Asta Funding, Inc.......................................  32,369    254,744
    Astoria Financial Corp.................................. 113,089  1,317,487
    Atlantic American Corp..................................   4,900      9,751
   *Atlantic Coast Financial Corp...........................   4,934     26,940
    Auburn National Bancorporation, Inc.....................     300      5,898
   *Avatar Holdings, Inc....................................  21,426    327,818
    Baldwin & Lyons, Inc....................................     550     14,130
    Baldwin & Lyons, Inc. Class B...........................  19,128    463,471
    BancFirst Corp..........................................  20,582    784,997
    Bancorp of New Jersey, Inc..............................     159      1,479
    Bancorp Rhode Island, Inc...............................   2,053     90,065
   *Bancorp, Inc............................................  73,844    664,596
   #BancorpSouth, Inc.......................................  30,306    410,343
   *BancTrust Financial Group, Inc..........................  18,534     43,926
    Bank Mutual Corp........................................  33,192    123,142
    Bank of Kentucky Financial Corp.........................   2,075     49,551
    Bank of the Ozarks, Inc.................................  19,810  1,029,130
   *BankAtlantic Bancorp, Inc...............................   4,353      4,484
    BankFinancial Corp......................................  30,319    247,100
    Banner Corp.............................................  17,632    326,545
    Bar Harbor Bankshares...................................   4,230    120,513
    BCB Bancorp, Inc........................................   3,171     34,976
    Beacon Federal Bancorp, Inc.............................     288      4,018
   *Beneficial Mutual Bancorp, Inc..........................  81,006    634,277
   *Berkshire Bancorp, Inc..................................     150        954
    Berkshire Hills Bancorp, Inc............................  50,298  1,102,532
    BGC Partners, Inc. Class A..............................  28,000    229,320
   *BofI Holding, Inc.......................................  25,688    359,504
    Boston Private Financial Holdings, Inc.................. 174,279  1,207,753
    Bridge Bancorp, Inc.....................................   2,572     53,600
   *Bridge Capital Holdings.................................   4,827     54,159
    Brookline Bancorp, Inc..................................  81,521    697,005
    Bryn Mawr Bank Corp.....................................  18,892    380,107
    C&F Financial Corp......................................     200      4,300
    Calamos Asset Management, Inc...........................  48,981    667,121
    California First National Bancorp.......................   3,097     48,065
   *Camco Financial Corp....................................     750      1,208
    Camden National Corp....................................  13,880    443,744
   *Capital Bank Corp.......................................   5,331     15,886
    Capital City Bank Group, Inc............................  26,626    274,514
   .Capital Properties, Inc. Class B........................     550         --
    Capital Southwest Corp..................................   7,574    711,274
    CapitalSource, Inc......................................  32,152    207,702
    Capitol Federal Financial, Inc..........................  66,491    760,657
    Cardinal Financial Corp.................................  66,988    718,781
   #Carver Bancorp, Inc.....................................     100         56
    Cash America International, Inc.........................  24,852  1,390,718
    Cathay General Bancorp..................................  90,817  1,258,724
   #Center Bancorp, Inc.....................................  32,034    321,621
   *Center Financial Corp...................................  64,081    394,739
    CenterState Banks of Florida, Inc.......................  22,252    145,306
    Central Bancorp, Inc....................................     300      6,102

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    Century Bancorp, Inc. Class A...........................   1,209 $   32,679
    CFS Bancorp, Inc........................................   7,141     40,418
    Chemical Financial Corp.................................  26,041    493,998
   *Chicopee Bancorp, Inc...................................   2,287     32,430
   *Citizens Community Bancorp, Inc.........................  17,782    107,937
    Citizens Holding Co.....................................     592     11,230
    Citizens South Banking Corp.............................   3,301     13,567
  #*Citizens, Inc...........................................  95,379    656,208
   #City Holding Co.........................................  32,472  1,015,399
    CKX Lands, Inc..........................................     702      9,084
    Clifton Savings Bancorp, Inc............................  53,461    542,629
    CNB Financial Corp......................................   6,410     88,522
   *CNO Financial Group, Inc................................ 260,710  1,916,218
    CoBiz Financial, Inc....................................  88,955    547,073
    Codorus Valley Bancorp, Inc.............................   1,504     15,341
   #Cohen & Steers, Inc.....................................  21,178    837,166
   *Colonial Financial Services, Inc........................   4,279     52,503
   *Colony Bankcorp, Inc....................................   4,329     12,078
    Columbia Banking System, Inc............................  41,788    735,887
   *Comerica, Inc...........................................  12,208    391,026
    Commercial National Financial Corp......................     700     13,447
   #Community Bank System, Inc..............................  41,386  1,041,272
   *Community Capital Corp..................................     279        890
    Community Trust Bancorp, Inc............................  30,940    839,093
   *Community West Bancshares...............................   2,300      7,740
   *CompuCredit Holdings Corp...............................  40,492    121,071
    Consolidated-Tokoma Land Co.............................  10,444    304,756
  #*Cowen Group, Inc........................................ 167,148    660,235
    Crawford & Co. Class A..................................  26,954    135,848
    Crawford & Co. Class B..................................  23,254    166,964
   *Credit Acceptance Corp..................................  26,162  2,074,908
   *Crescent Financial Corp.................................  25,620    102,480
    CVB Financial Corp......................................  80,836    783,301
   #Delphi Financial Group, Inc. Class A....................  61,026  1,642,820
    Diamond Hill Investment Group, Inc......................   4,737    367,923
    Dime Community Bancshares, Inc..........................  61,517    864,314
   *Dollar Financial Corp...................................  43,775    945,978
    Donegal Group, Inc. Class A.............................  45,500    546,910
    Donegal Group, Inc. Class B.............................     870     18,253
   *Doral Financial Corp....................................   2,398      4,196
    Duff & Phelps Corp......................................  21,975    250,295
    East West Bancorp, Inc..................................  22,175    411,568
    Eastern Insurance Holdings, Inc.........................  23,052    308,436
    Eastern Virginia Bankshares, Inc........................   1,296      3,953
    ECB Bancorp, Inc........................................     295      3,838
    Edelman Financial Group, Inc............................  64,861    494,889
  #*eHealth, Inc............................................  43,035    557,303
   #EMC Insurance Group, Inc................................  25,756    480,865
    Employers Holdings, Inc.................................  72,988  1,084,602
   *Encore Bancshares, Inc..................................  15,421    184,898
   *Encore Capital Group, Inc...............................  47,794  1,307,166
    Endurance Specialty Holdings, Ltd.......................  44,779  1,824,296
   *Enstar Group, Ltd.......................................  13,650  1,441,986
    Enterprise Bancorp, Inc.................................   2,244     35,882
    Enterprise Financial Services Corp......................  33,795    471,440
    Epoch Holding Corp......................................  29,357    569,526
    ESB Financial Corp......................................   6,039     80,802
    ESSA Bancorp, Inc.......................................  32,205    370,358
    Evans Bancorp, Inc......................................   1,635     22,514
    Evercore Partners, Inc. Class A.........................  18,648    530,163
   *EZCORP, Inc.............................................  42,530  1,415,398

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
   #F.N.B. Corp............................................. 147,731 $1,477,310
    FBL Financial Group, Inc. Class A.......................  37,315  1,174,676
    Federal Agricultural Mortgage Corp......................  24,522    495,344
    Federal Agricultural Mortgage Corp. Class A.............   1,115     15,839
    Fidelity Bancorp, Inc...................................     692      7,792
   *Fidelity Southern Corp..................................  22,165    150,279
    Financial Institutions, Inc.............................  15,865    266,056
   *First Acceptance Corp................................... 124,814    207,191
    First Advantage Bancorp.................................     925     11,896
    First American Financial Corp...........................  40,585    648,954
    First Bancorp...........................................  30,391    299,351
    First Bancorp, Inc......................................   3,301     48,624
   *First Bancshares, Inc...................................     400      2,700
    First Bancshares, Inc. (The)............................     300      2,973
   #First Busey Corp........................................  68,934    357,767
    First Business Financial Services, Inc..................     700      9,807
   *First California Financial Group, Inc...................   9,922     36,315
   *First Cash Financial Services, Inc......................  35,862  1,551,749
    First Commonwealth Financial Corp....................... 102,836    528,577
    First Community Bancshares, Inc.........................  30,204    380,268
   *First Defiance Financial Corp...........................  19,753    289,579
  #*First Federal Bancshares of Arkansas, Inc...............     396      2,396
   *First Federal of Northern Michigan Bancorp, Inc.........   2,000      7,680
    First Financial Bancorp.................................  68,274  1,093,067
   #First Financial Bankshares, Inc.........................  25,372    817,740
    First Financial Corp....................................  28,967    958,518
    First Financial Holdings, Inc...........................  25,197    209,387
   *First Financial Northwest, Inc..........................  33,071    162,379
   *First Financial Service Corp............................     979      2,937
    First Interstate Bancsystem, Inc........................   5,602     74,955
    First M&F Corp..........................................     911      3,680
   *First Marblehead Corp. (The)............................  74,204    122,437
    First Merchants Corp....................................  57,752    516,880
    First Midwest Bancorp, Inc..............................  78,742    938,605
    First Niagara Financial Group, Inc...................... 120,011  1,470,135
    First Pactrust Bancorp, Inc.............................  10,097    149,436
   *First Place Financial Corp..............................  20,521     15,596
   *First Security Group, Inc...............................   9,450      4,347
    First South Bancorp, Inc................................  17,129     74,511
   #First United Corp.......................................     500      2,505
    First West Virginia Bancorp, Inc........................     432      6,700
    Firstbank Corp..........................................     233      1,375
   *FirstCity Financial Corp................................  20,633    146,082
    Flagstone Reinsurance Holdings SA.......................  88,000    784,080
    Flushing Financial Corp.................................  61,309    755,327
  #*FNB United Corp.........................................   4,702      2,304
  #*Forest City Enterprises, Inc. Class A...................   9,900    178,299
   *Forestar Group, Inc.....................................  51,405    837,902
    Fox Chase Bancorp, Inc..................................  31,000    414,470
   *FPIC Insurance Group, Inc...............................  19,832    827,391
    GAMCO Investors, Inc....................................   4,608    222,889
    German American Bancorp, Inc............................  28,157    472,193
    GFI Group, Inc.......................................... 160,944    730,686
    Glacier Bancorp, Inc....................................  73,872    970,678
   *Gleacher & Co., Inc.....................................  39,755     67,981
   *Global Indemnity P.L.C..................................  22,193    462,280
   #Great Southern Bancorp, Inc.............................  25,175    459,696
   *Greene Bancshares, Inc..................................   2,498      6,445
   *Greenlight Capital Re, Ltd..............................  33,762    835,947
   *Guaranty Bancorp........................................  12,056     16,758
   *Guaranty Federal Bancshares, Inc........................   3,766     19,131

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
   *Hallmark Financial Services, Inc........................  41,677 $  280,903
    Hampden Bancorp, Inc....................................   7,411     98,270
    Hancock Holding Co......................................  53,387  1,759,102
    Harleysville Group, Inc.................................  32,749    989,675
    Harleysville Savings Financial Corp.....................     101      1,531
   *Harris & Harris Group, Inc..............................  79,037    403,089
    Hawthorn Bancshares, Inc................................   1,609     11,134
    Heartland Financial USA, Inc............................  29,800    478,290
   *Heritage Commerce Corp..................................  12,895     64,346
    Heritage Financial Corp.................................  11,788    153,598
    Heritage Financial Group, Inc...........................  22,052    259,773
    HF Financial Corp.......................................   2,659     27,361
   *HFF, Inc................................................  44,659    674,351
   *Hilltop Holdings, Inc...................................  80,268    702,345
    Hingham Institution for Savings.........................     559     30,186
   *HMN Financial, Inc......................................   3,571      8,588
   *Home Bancorp, Inc.......................................   1,082     15,776
    Home Bancshares, Inc....................................  42,363    998,496
    Home Federal Bancorp, Inc...............................  36,949    394,985
    HopFed Bancorp, Inc.....................................   7,567     61,217
    Horace Mann Educators Corp..............................  38,907    566,486
    Horizon Bancorp.........................................     836     23,065
    Hudson Valley Holding Corp..............................   2,627     56,428
    IBERIABANK Corp.........................................  34,456  1,756,222
   *ICG Group, Inc..........................................  68,619    758,240
    Independence Holding Co.................................  34,397    308,885
   #Independent Bank Corp. (453836108)......................  48,948  1,299,569
   *Independent Bank Corp. (453838609)......................  21,165     46,140
    Indiana Community Bancorp...............................   1,214     20,602
    Infinity Property & Casualty Corp.......................  17,124    867,673
    Interactive Brokers Group, Inc..........................  42,673    646,069
    International Bancshares Corp...........................  49,566    833,700
   *Intervest Bancshares Corp...............................   6,164     21,081
   *INTL FCStone, Inc.......................................  33,496    769,738
   *Investment Technology Group, Inc........................  36,642    445,933
   *Investors Bancorp, Inc.................................. 117,532  1,626,643
   *Investors Capital Holdings, Ltd.........................   5,056     27,757
    Investors Title Co......................................     934     35,585
   *Jacksonville Bancorp, Inc...............................     185      1,110
    JMP Group, Inc..........................................  51,288    376,454
    Kaiser Federal Financial Group, Inc.....................  21,737    277,581
    KBW, Inc................................................  33,610    574,731
    Kearny Financial Corp...................................  63,835    598,134
   #Kennedy-Wilson Holdings, Inc............................     440      5,298
    Kentucky First Federal Bancorp..........................   3,402     30,584
   *Knight Capital Group, Inc...............................  91,567  1,035,623
    Lake Shore Bancorp, Inc.................................     338      3,481
    Lakeland Bancorp, Inc...................................  57,865    575,757
    Lakeland Financial Corp.................................  31,250    704,688
    Landmark Bancorp, Inc...................................   2,126     33,740
    Life Partners Holdings, Inc.............................  17,804     87,240
    LNB Bancorp, Inc........................................  14,652     75,165
   *Louisiana Bancorp, Inc..................................   8,396    134,798
  #*Macatawa Bank Corp......................................  44,004    131,132
   *Magyar Bancorp, Inc.....................................   1,709      7,144
    Maiden Holdings, Ltd....................................  48,419    448,844
   #MainSource Financial Group, Inc.........................  45,851    423,663
    MarketAxess Holdings, Inc...............................  48,452  1,266,051
   *Marlin Business Services Corp...........................  28,579    356,666
    Mayflower Bancorp, Inc..................................     100        880
    MB Financial, Inc.......................................  62,154  1,254,889

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
  #*MBIA, Inc............................................... 208,470 $1,917,924
  #*MBT Financial Corp......................................  30,887     42,006
    MCG Capital Corp........................................ 183,333  1,021,165
    Meadowbrook Insurance Group, Inc........................ 124,435  1,169,689
    Medallion Financial Corp................................  39,925    370,504
  #*Mercantile Bancorp, Inc.................................     918        688
  #*Mercantile Bank Corp....................................  10,379    102,233
    Merchants Bancshares, Inc...............................  14,947    395,199
   *Meridian Interstate Bancorp, Inc........................  31,344    419,383
    Meta Financial Group, Inc...............................   3,761     81,839
   *Metro Bancorp, Inc......................................  28,563    327,618
   *MetroCorp Bancshares, Inc...............................  17,385    112,829
   *MF Global Holdings, Ltd................................. 179,273  1,321,242
   *MGIC Investment Corp.................................... 115,445    459,471
    MicroFinancial, Inc.....................................  17,150    102,386
    Mid Penn Bancorp, Inc...................................     531      4,609
    MidSouth Bancorp, Inc...................................  18,736    253,498
    MidWestOne Financial Group, Inc.........................   4,319     63,101
    Montpelier Re Holdings, Ltd.............................  80,708  1,393,020
    MutualFirst Financial, Inc..............................   5,459     48,803
  #*Nara Bancorp, Inc.......................................  81,039    650,743
  #*National Financial Partners Corp........................  99,074  1,122,508
    National Interstate Corp................................  32,545    729,333
    National Penn Bancshares, Inc........................... 152,873  1,229,099
    National Security Group, Inc............................   1,000     11,320
    National Western Life Insurance Co. Class A.............   1,700    291,261
   *Naugatuck Valley Financial Corp.........................      99        807
   *Navigators Group, Inc. (The)............................  19,273    908,529
    NBT Bancorp, Inc........................................  34,798    766,948
    Nelnet, Inc. Class A....................................  55,734  1,123,597
  #*NeoStem, Inc............................................   2,912      2,475
   *New Century Bancorp, Inc................................   1,478      6,296
    New England Bancshares, Inc.............................  19,498    187,766
    New Hampshire Thrift Bancshares, Inc....................   2,734     35,870
    New Westfield Financial, Inc............................  64,018    518,546
   *NewBridge Bancorp.......................................  10,367     49,865
   *Newport Bancorp, Inc....................................     700      9,667
   *NewStar Financial, Inc.................................. 106,522  1,133,394
    North Central Bancshares, Inc...........................     400      7,056
   *North Valley Bancorp....................................   1,279     13,724
    Northeast Bancorp.......................................      38        519
    Northeast Community Bancorp, Inc........................  35,308    235,151
   #Northfield Bancorp, Inc.................................  54,544    747,253
    Northrim Bancorp, Inc...................................   6,560    129,494
    Northwest Bancshares, Inc............................... 146,407  1,799,342
    Norwood Financial Corp..................................     576     15,333
    Ocean Shore Holding Co..................................     205      2,493
    OceanFirst Financial Corp...............................  40,627    546,433
   *Ocwen Financial Corp.................................... 112,550  1,450,770
    Ohio Valley Banc Corp...................................     600     10,392
    Old National Bancorp.................................... 104,207  1,062,911
  #*Old Second Bancorp, Inc.................................   7,453      9,465
   *OmniAmerican Bancorp, Inc...............................   6,470     94,721
    OneBeacon Insurance Group, Ltd..........................  26,840    341,942
    Oppenheimer Holdings, Inc. Class A......................   6,932    179,400
    optionsXpress Holdings, Inc.............................  52,324    790,092
    Oriental Financial Group, Inc...........................  59,164    734,817
    Oritani Financial Corp..................................  64,566    835,484
    Pacific Continental Corp................................  41,896    412,257
  #*Pacific Mercantile Bancorp..............................  17,011     77,400
   *Pacific Premier Bancorp, Inc............................   2,269     14,975

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    PacWest Bancorp.........................................  21,267 $  422,150
    Park National Corp......................................  14,689    905,430
    Parkvale Financial Corp.................................   3,978     84,493
  #*Patriot National Bancorp................................     498      1,071
    Peapack-Gladstone Financial Corp........................  11,840    132,845
    Penns Woods Bancorp, Inc................................   3,062    108,793
  #*Penson Worldwide, Inc...................................  28,154     86,151
    Peoples Bancorp of North Carolina.......................     986      5,916
    Peoples Bancorp, Inc....................................  19,016    226,861
    People's United Financial, Inc..........................  33,014    418,618
   *PHH Corp................................................  56,647  1,062,698
   *Phoenix Cos., Inc. (The)................................ 288,480    692,352
   *PICO Holdings, Inc......................................  26,719    729,696
  #*Pinnacle Financial Partners, Inc........................  78,582  1,198,376
  #*Piper Jaffray Cos., Inc.................................  18,095    533,441
    Platinum Underwriters Holdings, Ltd.....................  16,764    575,843
  #*PMI Group, Inc. (The)...................................  75,444     75,444
    Porter Bancorp, Inc.....................................   1,886      8,581
  #*Portfolio Recovery Associates, Inc......................  18,001  1,456,821
   *Preferred Bank..........................................   2,821     25,784
   *Premier Financial Bancorp, Inc..........................   2,848     20,563
    Presidential Life Corp..................................  38,553    437,962
    Primerica, Inc..........................................  25,995    562,012
   *Primus Guaranty, Ltd....................................  37,536    236,852
   #PrivateBancorp, Inc.....................................  82,500    972,675
   *ProAssurance Corp.......................................   5,311    369,911
   #Prosperity Bancshares, Inc..............................  26,445  1,098,261
  #*Providence Community Bancshares, Inc....................     200        109
    Provident Financial Holdings, Inc.......................   6,455     54,803
    Provident Financial Services, Inc.......................  69,254    959,860
    Provident New York Bancorp..............................  74,042    558,277
    Prudential Bancorp, Inc. of Pennsylvania................   1,700      9,469
   #Pulaski Financial Corp..................................  12,796     91,619
    Pzena Investment Management, Inc. Class A...............   8,630     51,262
    QC Holdings, Inc........................................  25,720    117,540
   #Radian Group, Inc.......................................  88,300    279,911
    Renasant Corp...........................................  56,330    861,849
    Republic Bancorp, Inc. Class A..........................  32,156    582,345
   *Republic First Bancorp, Inc.............................  11,514     24,410
    Resource America, Inc...................................  42,492    249,428
   *Riverview Bancorp, Inc..................................   8,195     24,831
   #RLI Corp................................................  22,084  1,394,605
    Rockville Financial, Inc................................  66,131    671,230
  #*Rodman & Renshaw Capital Group, Inc.....................  42,932     65,686
    Roma Financial Corp.....................................  51,022    498,485
  #*Royal Bancshares of Pennsylvania, Inc. Class A..........   9,510     11,412
    S&T Bancorp, Inc........................................  36,306    690,540
    S.Y. Bancorp, Inc.......................................  20,809    472,572
   *Safeguard Scientifics, Inc..............................  38,576    702,469
    Safety Insurance Group, Inc.............................  21,897    889,018
    Salisbury Bancorp, Inc..................................     276      6,301
    Sandy Spring Bancorp, Inc...............................  47,955    856,956
   *Savannah Bancorp, Inc. (The)............................     100        740
    SCBT Financial Corp.....................................  25,401    743,741
    SeaBright Holdings, Inc.................................  38,162    346,893
   *Security National Financial Corp. Class A...............   2,482      3,475
    Selective Insurance Group, Inc..........................  63,912  1,047,518
    Shore Bancshares, Inc...................................   7,547     46,490
    SI Financial Group, Inc.................................  35,417    359,483
   *Siebert Financial Corp..................................   7,500     11,700
    Sierra Bancorp..........................................  25,772    296,893

                                     1000

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
   *Signature Bank..........................................   4,814 $  284,796
    Simmons First National Corp.............................  34,211    826,538
    Somerset Hills Bancorp..................................  16,578    137,763
   *Southcoast Financial Corp...............................      62        164
   *Southern Community Financial Corp.......................  39,963     59,944
   *Southern Connecticut Bancorp, Inc.......................     100        290
   *Southern First Bancshares, Inc..........................   2,674     26,205
    Southern Missouri Bancorp, Inc..........................     400      8,618
   *Southern National Bancorp of Virginia, Inc..............     342      2,394
    Southside Bancshares, Inc...............................  34,682    687,744
   *Southwest Bancorp, Inc..................................  42,506    263,537
    Southwest Georgia Financial Corp........................   1,439     10,807
  #*St. Joe Co. (The).......................................  15,531    275,054
    StanCorp Financial Group, Inc...........................  21,366    710,633
    State Auto Financial Corp...............................  39,812    660,083
    State Bancorp, Inc......................................  28,585    371,605
    StellarOne Corp.........................................  53,859    670,006
   #Sterling Bancorp........................................  49,907    471,621
   #Stewart Information Services Corp.......................  11,500    121,900
   *Stifel Financial Corp...................................  11,689    443,714
   *Stratus Properties, Inc.................................  14,485    205,397
   #Suffolk Bancorp.........................................  14,160    171,619
    Summit State Bank.......................................     800      5,224
  #*Sun Bancorp, Inc........................................  27,223     84,936
    Susquehanna Bancshares, Inc............................. 135,958  1,023,764
   *Sussex Bancorp..........................................     823      5,259
    SWS Group, Inc..........................................  29,631    161,489
    Symetra Financial Corp..................................  23,711    297,810
    Synovus Financial Corp..................................  33,667     61,611
   *Taylor Capital Group, Inc...............................  29,484    234,103
    Teche Holding Co........................................   2,950     96,937
   *Tejon Ranch Co..........................................  26,180    840,116
   *Tennessee Commerce Bancorp, Inc.........................   9,518     14,277
    Territorial Bancorp, Inc................................   8,563    178,795
   *Texas Capital Bancshares, Inc...........................  35,400    967,482
    TF Financial Corp.......................................     840     16,871
   *Thomas Properties Group, Inc............................  65,397    212,540
   *Tidelands Bancshares, Inc...............................     800        162
   *Timberland Bancorp, Inc.................................   8,451     47,241
    Tompkins Financial Corp.................................  19,985    807,394
    Tower Bancorp, Inc......................................  16,355    433,244
   *Tower Financial Corp....................................     382      3,163
   #Tower Group, Inc........................................  47,578  1,087,633
   #TowneBank...............................................  45,350    592,271
   *Tree.com, Inc...........................................  13,071     72,805
    TriCo Bancshares........................................  26,759    396,568
    Trustco Bank Corp....................................... 127,630    589,651
    Trustmark Corp..........................................  75,429  1,643,598
    UMB Financial Corp......................................  42,677  1,771,096
    Umpqua Holdings Corp.................................... 115,615  1,313,386
    Unico American Corp.....................................   4,300     45,537
    Union First Market Bankshares Corp......................  35,030    436,124
    United Bancshares, Inc..................................     110      1,037
   #United Bankshares, Inc..................................  44,101  1,052,250
   *United Community Banks, Inc.............................   2,113     23,095
   *United Community Financial Corp.........................   7,977      8,934
    United Financial Bancorp, Inc...........................  34,687    540,770
    United Fire & Casualty Co...............................  32,326    554,391
   *United Security Bancshares..............................  37,398    117,431
    Unitrin, Inc............................................  79,130  2,229,092
   *Unity Bancorp, Inc......................................   5,784     38,868

                                     1001

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Financials -- (Continued)
    Universal Insurance Holdings, Inc.....................  98,391 $    420,130
    Univest Corp. of Pennsylvania.........................  34,107      507,171
    ViewPoint Financial Group.............................  81,712    1,063,890
   *Virginia Commerce Bancorp, Inc........................  66,526      423,771
   *Virtus Investment Partners, Inc.......................   5,408      424,852
    VIST Financial Corp...................................     726        4,603
    VSB Bancorp, Inc......................................     478        5,550
    Washington Banking Co.................................  35,885      465,428
    Washington Federal, Inc...............................  28,101      475,188
    Washington Trust Bancorp, Inc.........................  30,352      691,419
   *Waterstone Financial, Inc.............................  75,717      190,807
    Wayne Savings Bancshares, Inc.........................     132        1,131
    Webster Financial Corp................................  93,964    1,918,745
    WesBanco, Inc.........................................  62,037    1,274,860
    West Bancorporation, Inc..............................  37,809      376,956
   *West Coast Bancorp....................................  35,031      570,305
    Westamerica Bancorporation............................  16,690      783,262
   *Western Alliance Bancorp.............................. 132,936      934,540
    Westwood Holdings Group, Inc..........................  11,725      441,798
    White River Capital, Inc..............................     538       10,287
   *Wilshire Bancorp, Inc.................................  53,828      177,632
   #Wintrust Financial Corp...............................  38,035    1,300,036
  #*World Acceptance Corp.................................  21,517    1,371,063
   *WSB Holdings, Inc.....................................     800        2,252
    WVS Financial Corp....................................     700        6,836
   *ZipRealty, Inc........................................  39,061      105,855
                                                                   ------------
Total Financials..........................................          198,584,205
                                                                   ------------
Health Care -- (8.8%)
  #*Abaxis, Inc...........................................  18,805      446,055
  #*ABIOMED, Inc..........................................  41,973      692,974
  #*Accelr8 Technology Corp...............................   1,207        4,756
   *Accuray, Inc.......................................... 123,877      854,751
   *Achillion Pharmaceuticals, Inc........................   1,258        9,322
   *Adcare Health Systems, Inc............................   9,577       58,899
   *Addus HomeCare Corp...................................   6,697       39,044
   *Adolor Corp...........................................   7,817       17,354
  #*ADVENTRX Pharmaceuticals, Inc.........................  70,558      208,146
   *Affymax, Inc..........................................  73,097      483,171
   *Affymetrix, Inc....................................... 126,830      716,590
  #*Air Methods Corp......................................  23,880    1,673,988
   *Albany Molecular Research, Inc........................  43,953      210,095
  #*Alexza Pharmaceuticals, Inc...........................     243          372
   *Align Technology, Inc.................................  58,920    1,295,651
   *Alkermes, Inc.........................................  70,267    1,211,403
   *Alliance HealthCare Services, Inc.....................  62,791      226,676
   *Allied Healthcare International, Inc.................. 113,673      434,231
   *Allied Healthcare Products, Inc.......................   1,200        4,548
   *Allscripts Healthcare Solutions, Inc..................  35,881      651,240
  #*Almost Family, Inc....................................  13,118      331,492
   *Alnylam Pharmaceuticals, Inc..........................   2,781       26,086
   *Alphatec Holdings, Inc................................ 134,266      392,057
   *AMAG Pharmaceuticals, Inc.............................  21,841      323,465
  #*Amedisys, Inc.........................................  25,186      651,310
   *American Dental Partners, Inc.........................  33,927      394,232
   *American Shared Hospital Services.....................   2,300        7,245
   *AMERIGROUP Corp.......................................  25,297    1,391,335
   *Amicus Therapeutics, Inc..............................  17,913      124,316
   *AMN Healthcare Services, Inc..........................  66,856      538,859
   *Amsurg Corp...........................................  36,062      917,057
   *Anadys Pharmaceuticals, Inc...........................  26,737       25,935

                                     1002

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
    Analogic Corp...........................................  12,500 $  672,375
   *AngioDynamics, Inc......................................  45,792    633,303
   *Anika Therapeutics, Inc.................................  32,359    208,068
   *Anthera Pharmaceuticals, Inc............................     950      7,572
   *ARCA Biopharma, Inc.....................................  13,411     19,580
   *Ardea Biosciences, Inc..................................  16,846    394,196
  #*Ariad Pharmaceuticals, Inc.............................. 193,800  2,304,282
   *Arqule, Inc.............................................  33,965    190,204
    Arrhythmia Research Technology, Inc.....................   6,700     28,743
   *ArthroCare Corp.........................................  13,752    454,504
    Assisted Living Concepts, Inc...........................  42,868    671,742
   *AtriCure, Inc...........................................  33,699    410,117
    Atrion Corp.............................................   3,399    676,741
   *AVEO Pharmaceuticals, Inc...............................     100      1,911
   *BioClinica, Inc.........................................  46,104    215,767
  #*BioCryst Pharmaceuticals, Inc...........................  42,001    142,803
  #*Biodel, Inc.............................................  30,385     53,781
   *BioMimetic Therapeutics, Inc............................   3,911     15,096
  #*Bio-Reference Labs, Inc.................................  31,483    627,771
   *BioScrip, Inc...........................................  94,872    681,181
   *Bovie Medical Corp......................................  26,677     69,360
   *Brookdale Senior Living, Inc............................  15,278    326,796
   *Caliper Life Sciences, Inc..............................  53,384    435,080
   *Cambrex Corp............................................  69,642    307,121
    Cantel Medical Corp.....................................  30,644    763,955
   *Capital Senior Living Corp..............................  62,460    549,023
   *CardioNet, Inc..........................................  46,672    235,227
   *CAS Medical Systems, Inc................................  11,402     31,812
   *Catalyst Health Solutions, Inc..........................  19,171  1,256,276
   *Celldex Therapeutics, Inc...............................  27,400     98,366
   *Centene Corp............................................  46,900  1,538,789
  #*Cepheid, Inc............................................  18,409    695,124
   *Charles River Laboratories International, Inc...........     766     30,295
    Chemed Corp.............................................  21,730  1,321,401
   *Chindex International, Inc..............................   1,918     21,923
   *Codexis, Inc............................................  17,017    153,153
   *CombiMatrix Corp........................................  12,784     41,420
    Computer Programs & Systems, Inc........................  13,622    999,855
  #*Conceptus, Inc..........................................  32,572    370,995
   *CONMED Corp.............................................  42,917  1,115,842
   *Conmed Healthcare Management, Inc.......................   3,499     13,261
  #*Continucare Corp........................................ 101,244    639,862
    Cooper Cos., Inc........................................   5,400    413,046
   *Corvel Corp.............................................  21,613    997,440
   *Cross Country Healthcare, Inc...........................  32,320    223,331
   *CryoLife, Inc...........................................  63,774    367,976
  #*Cubist Pharmaceuticals, Inc.............................  51,357  1,744,597
   *Cumberland Pharmaceuticals, Inc.........................  17,262    106,334
  #*Curis, Inc..............................................  60,272    210,349
   *Cutera, Inc.............................................  33,649    272,893
   *Cyberonics, Inc.........................................  22,922    622,103
   *Cynosure, Inc. Class A..................................  21,242    276,358
   *Cytokinetics, Inc.......................................  27,149     34,208
    Daxor Corp..............................................   3,400     34,238
  #*DepoMed, Inc............................................  72,684    549,491
  #*DexCom, Inc.............................................  54,511    772,966
   *Digirad Corp............................................  35,197     99,608
   *DUSA Pharmaceuticals, Inc...............................  35,992    183,199
   *Dynacq Healthcare, Inc..................................  10,192     18,855
   *DynaVox, Inc. Class A...................................     285      1,878
   *Emdeon, Inc. Class A....................................  16,838    260,989

                                     1003

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
   *Emergent Biosolutions, Inc..............................  44,147 $  911,636
  #*Emeritus Corp...........................................  15,921    312,848
  .*Endo Pharmaceuticals Solutions..........................  57,207     62,928
   *Endologix, Inc..........................................  51,841    470,716
    Ensign Group, Inc.......................................  37,942  1,077,553
   *Enzo Biochem, Inc.......................................  42,566    163,453
  #*Enzon Pharmaceuticals, Inc..............................  82,072    797,740
   *eResearch Technology, Inc...............................  55,788    355,370
  #*Exactech, Inc...........................................  22,989    392,882
   *Five Star Quality Care, Inc.............................  77,631    384,273
   *Furiex Pharmaceuticals, Inc.............................  10,084    191,193
  #*Genomic Health, Inc.....................................   7,084    190,205
   *Gentiva Health Services, Inc............................  39,420    709,166
   *Greatbatch, Inc.........................................  49,729  1,239,247
   *Haemonetics Corp........................................  21,591  1,414,210
  #*Halozyme Therapeutics, Inc..............................   1,976     13,713
   *Hanger Orthopedic Group, Inc............................  42,502    892,967
   *Harvard Bioscience, Inc.................................  72,703    367,877
   *Healthspring, Inc.......................................  63,300  2,597,832
   *HealthStream, Inc.......................................  59,755    809,083
   *Healthways, Inc.........................................  68,091  1,016,599
    Hill-Rom Holdings, Inc..................................  22,841    851,741
  #*Hi-Tech Pharmacal Co., Inc..............................  20,929    592,081
   *HMS Holdings Corp.......................................   9,328    705,197
  #*Icagen, Inc.............................................  11,925     71,669
   *ICU Medical, Inc........................................  28,505  1,210,892
   *Idera Pharmaceuticals, Inc..............................  48,781     95,611
   *Immucor, Inc............................................  50,392  1,335,388
   *Impax Laboratories, Inc.................................  50,341  1,066,222
  #*Incyte Corp............................................. 121,523  2,119,361
  #*Infinity Pharmaceuticals, Inc...........................  50,638    455,742
  #*Insulet Corp............................................  15,234    299,500
   *Integra LifeSciences Holdings Corp......................  28,237  1,272,642
   *IntegraMed America, Inc.................................  24,895    227,789
  #*InterMune, Inc..........................................     264      8,812
    Invacare Corp...........................................  37,019  1,109,830
   *IPC The Hospitalist Co..................................  21,110    954,805
   *Iridex Corp.............................................   6,949     27,935
   *IRIS International, Inc.................................  29,703    307,129
   *ISTA Pharmaceuticals, Inc...............................  61,895    307,618
   *Jazz Pharmaceuticals, Inc...............................  71,632  2,898,947
   *Kensey Nash Corp........................................  15,498    406,048
    Kewaunee Scientific Corp................................   2,000     19,760
   *Kindred Healthcare, Inc.................................  47,908    902,587
  #*K-V Pharmaceutical Co...................................  83,531    166,227
   *K-V Pharmaceutical Co. Class B..........................  12,865     26,888
    Landauer, Inc...........................................   6,519    367,998
   *Lannet Co., Inc.........................................  66,404    315,419
   *LCA-Vision, Inc.........................................  27,763    116,882
    LeMaitre Vascular, Inc..................................  28,518    188,789
  #*Lexicon Pharmaceuticals, Inc............................  18,650     31,332
   *LHC Group, Inc..........................................  33,376    760,305
   *LifePoint Hospitals, Inc................................   9,248    343,101
   *Ligand Pharmaceuticals, Inc. Class B....................     851     11,591
   *Luminex Corp............................................  35,521    722,852
   *Magellan Health Services, Inc...........................  33,892  1,765,773
    Masimo Corp.............................................  28,087    780,257
   *Maxygen, Inc............................................  71,734    389,516
   *MedAssets, Inc..........................................  46,126    584,416
   *MedCath Corp............................................  43,333    568,529
   *Medical Action Industries, Inc..........................  30,024    228,783

                                     1004

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
   *Medicines Co. (The).....................................  49,030 $  734,469
  #*MediciNova, Inc.........................................   2,300      6,210
    Medicis Pharmaceutical Corp. Class A....................  23,200    862,576
   *Medidata Solutions, Inc.................................  25,344    517,778
   *Medivation, Inc.........................................   4,570     96,975
   *MedQuist Holdings, Inc..................................  26,114    349,666
    MEDTOX Scientific, Inc..................................  21,047    328,544
  #*Merge Healthcare, Inc...................................   4,249     21,585
    Meridian Bioscience, Inc................................   7,334    158,414
   *Merit Medical Systems, Inc..............................  82,880  1,298,730
   *Metropolitan Health Networks, Inc....................... 114,894    650,300
   *Misonix, Inc............................................   1,809      4,324
   *Molina Healthcare, Inc..................................  40,036    906,815
   *Momenta Pharmaceuticals, Inc............................  12,300    217,218
   *MWI Veterinary Supply, Inc..............................  16,131  1,436,627
   *Myrexis, Inc............................................  21,342     72,349
  #*Myriad Genetics, Inc....................................  47,100  1,001,817
   *Nabi Biopharmaceuticals.................................  56,698    111,695
  #*Nanosphere, Inc.........................................  30,047     61,897
   #National Healthcare Corp................................  15,035    715,215
    National Research Corp..................................  11,763    428,526
   *Natus Medical, Inc......................................  52,427    604,483
   *Neogen Corp.............................................  20,942    866,161
   *Neurocrine Biosciences, Inc.............................  22,550    174,312
   *NPS Pharmaceuticals, Inc................................  66,972    646,950
  #*NuVasive, Inc...........................................  16,700    477,954
  #*NxStage Medical, Inc....................................  49,653    913,615
   *Obagi Medical Products, Inc.............................  28,732    297,951
   *Omnicell, Inc...........................................  61,181  1,046,807
  #*Optimer Pharmaceuticals, Inc............................  35,953    380,383
   *OraSure Technologies, Inc...............................  69,281    637,385
   *Orthofix International N.V..............................   8,060    340,374
    Owens & Minor, Inc......................................  35,125  1,071,312
   *Pain Therapeutics, Inc..................................  78,623    378,963
   *Palomar Medical Technologies, Inc.......................  34,700    344,224
   *Par Pharmaceutical Cos., Inc............................  47,469  1,537,521
   *Parexel International Corp..............................  54,184  1,112,398
   *PDI, Inc................................................  33,271    248,534
   #PDL BioPharma, Inc...................................... 152,810    945,894
   *Pernix Therapeutics Holdings, Inc.......................   4,466     38,810
  #*Pharmasset, Inc.........................................  13,990  1,698,106
   *PharMerica Corp.........................................  49,407    630,927
   *PHC, Inc................................................   5,550     15,540
  #*Pozen, Inc..............................................  10,986     48,888
   *Progenics Pharmaceuticals, Inc..........................  59,414    324,400
   *ProPhase Labs, Inc......................................  28,021     24,658
   *Providence Service Corp.................................  26,257    311,145
   *pSivida Corp............................................  37,621    177,195
  #*PSS World Medical, Inc..................................  28,203    674,898
   *Questcor Pharmaceuticals, Inc...........................  78,868  2,448,851
  #*Quidel Corp.............................................  42,919    642,068
   *RadNet, Inc.............................................  36,534    137,002
   *Regeneration Technologies, Inc..........................  46,302    152,334
   *Repligen Corp...........................................  73,292    258,721
   *Rigel Pharmaceuticals, Inc..............................  77,806    676,134
   *Rochester Medical Corp..................................  25,892    231,992
  #*Rockwell Medical Technologies, Inc......................  24,486    262,245
  #*Sangamo BioSciences, Inc................................  53,381    289,325
   *Santarus, Inc........................................... 106,123    345,961
   *SciClone Pharmaceuticals, Inc........................... 108,228    694,824
   *Select Medical Holdings Corp............................  46,868    367,914

                                     1005

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
   *Skilled Healthcare Group, Inc.........................  56,180 $    494,384
   *Solta Medical, Inc....................................  84,456      206,073
   *SonoSite, Inc.........................................  23,719      774,663
    Span-American Medical System, Inc.....................   5,507       85,028
   *Spectranetics Corp....................................  45,954      318,461
   *SRI/Surgical Express, Inc.............................     337        1,439
   *Staar Surgical Co.....................................  25,781      117,304
   *Strategic Diagnostics, Inc............................  51,200      110,080
   *Sucampo Pharmaceuticals, Inc..........................  32,615      131,112
   *Sun Healthcare Group, Inc.............................  23,927      167,489
   *SunLink Health Systems, Inc...........................   4,257        8,940
  #*Sunrise Senior Living, Inc............................  66,728      588,541
   *SuperGen, Inc......................................... 141,301      432,381
   *SurModics, Inc........................................  24,530      269,830
   *Symmetry Medical, Inc.................................  72,767      700,746
   *Synovis Life Technologies, Inc........................  24,570      409,582
  #*Targacept, Inc........................................  24,778      506,462
   *Team Health Holdings, Inc.............................  13,641      300,238
   *Theragenics Corp......................................  29,558       50,544
  #*Theravance, Inc.......................................     457        9,771
   *Thoratec Corp.........................................  14,200      478,398
   *TranS1, Inc...........................................  38,663      178,623
   *Transcend Services, Inc...............................  19,940      579,456
   *Transcept Pharmaceuticals, Inc........................  28,674      116,416
   *Trimeris, Inc.........................................  29,991       70,779
   *Triple-S Management Corp..............................  41,705      899,577
    U.S. Physical Therapy, Inc............................  20,882      502,839
   *Universal American Corp............................... 111,863    1,063,817
    Utah Medical Products, Inc............................   8,858      223,664
   *Vascular Solutions, Inc...............................  34,747      453,796
   *VCA Antech, Inc.......................................  50,197      980,849
  #*Vical, Inc............................................  55,846      268,619
  #*Viropharma, Inc....................................... 115,735    2,092,489
   *WellCare Health Plans, Inc............................  37,600    1,648,760
   #West Pharmaceutical Services, Inc.....................  29,157    1,279,118
   *Wright Medical Group, Inc.............................  74,814    1,170,091
  #*XenoPort, Inc.........................................  65,763      466,260
  #*Xoma, Ltd.............................................   6,932       15,250
    Young Innovations, Inc................................  16,832      487,791
  #*Zalicus, Inc.......................................... 170,898      393,065
   *Zoll Medical Corp.....................................  26,459    1,843,134
                                                                   ------------
    Total Health Care.....................................          133,319,390
                                                                   ------------
Industrials -- (15.4%)
  #*3D Systems Corp.......................................  79,811    1,708,754
    A.O. Smith Corp.......................................  28,002    1,161,243
   *A.T. Cross Co.........................................  23,659      349,443
   #AAON, Inc.............................................  44,235    1,003,250
    AAR Corp..............................................  55,400    1,625,436
    ABM Industries, Inc...................................  55,950    1,258,875
   *Acacia Technologies Group.............................  54,207    2,326,564
   *ACCO Brands Corp......................................  90,581      776,279
   #Aceto Corp............................................  59,494      362,913
    Actuant Corp. Class A.................................  63,176    1,561,079
   *Advisory Board Co. (The)..............................  19,394    1,038,355
   *AeroCentury Corp......................................   2,338       30,254
   *Aerosonic Corp........................................     932        3,122
  #*Aerovironment, Inc....................................  33,616      969,149
   *Air Transport Services Group, Inc..................... 119,311      594,169
    Aircastle, Ltd........................................  81,000      927,450
    Alamo Group, Inc......................................  24,564      587,325

                                     1006

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
   *Alaska Air Group, Inc...................................  31,586 $1,930,536
    Albany International Corp...............................  29,664    788,172
    Alexander & Baldwin, Inc................................  47,845  2,306,607
  #*Allegiant Travel Co.....................................  19,687    847,132
   *Allied Defense Group, Inc...............................   2,975      9,966
   *Allied Motion Technologies, Inc.........................   3,593     18,863
   *Altra Holdings, Inc.....................................  50,056  1,113,245
   *Amerco, Inc.............................................  25,903  2,334,896
   *American Railcar Industries, Inc........................  47,004  1,099,424
   *American Reprographics Co...............................  83,896    573,010
    American Science & Engineering, Inc.....................   9,061    735,119
    American Woodmark Corp..................................  22,549    374,764
    Ameron International Corp...............................  16,789  1,428,576
    Ampco-Pittsburgh Corp...................................  14,882    387,676
   *AMREP Corp..............................................  13,128    115,789
   *APAC Customer Services, Inc.............................  92,605    778,808
    Apogee Enterprises, Inc.................................  58,945    674,920
   *Applied Energetics, Inc.................................   2,572        638
    Applied Industrial Technologies, Inc....................  42,428  1,354,302
   *Argan, Inc..............................................  24,300    251,991
    Arkansas Best Corp......................................  41,348    994,833
   *Arotech Corp............................................  20,131     37,041
  #*Ascent Solar Technologies, Inc..........................  25,832     23,507
   *Astec Industries, Inc...................................  22,040    826,941
   *Astronics Corp..........................................  14,969    477,361
   *Astronics Corp. Class B.................................   1,840     58,034
   *Atlas Air Worldwide Holdings, Inc.......................  26,839  1,406,095
   *Avalon Holding Corp. Class A............................   1,400      3,710
   *Avis Budget Group, Inc.................................. 100,877  1,524,251
    AZZ, Inc................................................  19,717    986,442
   #Badger Meter, Inc.......................................  14,363    524,106
   *Baldwin Technology Co. Class A..........................  18,589     20,448
   #Barnes Group, Inc.......................................  55,900  1,361,165
    Barrett Business Services, Inc..........................  23,934    357,095
   *Beacon Roofing Supply, Inc..............................  53,162  1,136,604
    Belden, Inc.............................................  37,254  1,372,810
   *Blount International, Inc...............................  19,765    328,692
   *BlueLinx Holdings, Inc..................................  64,836    145,881
    Brady Co. Class A.......................................  19,375    573,500
   *Breeze-Eastern Corp.....................................  18,372    203,929
    Briggs & Stratton Corp..................................  68,413  1,172,599
   #Brink's Co. (The).......................................  27,780    828,955
   *Builders FirstSource, Inc...............................  35,489     81,625
   *CAI International, Inc..................................  40,701    714,303
    Cascade Corp............................................  19,476    973,605
   *Casella Waste Systems, Inc..............................  52,700    331,483
  #*CBIZ, Inc............................................... 105,259    785,232
    CDI Corp................................................  39,188    507,876
   *CECO Environmental Corp.................................  30,466    230,323
   *Celadon Group, Inc......................................  39,825    544,806
   *Ceradyne, Inc...........................................  29,353    951,331
   *Champion Industries, Inc................................   3,507      4,524
   *Chart Industries, Inc...................................  31,160  1,653,350
    Chase Corp..............................................  19,295    270,516
    Chicago Rivet & Machine Co..............................     300      5,040
    CIRCOR International, Inc...............................  17,149    741,694
   *Coleman Cable, Inc......................................  27,217    358,720
  #*Colfax Corp.............................................  42,401  1,147,795
   *Columbus McKinnon Corp..................................  34,588    568,973
   *Comarco, Inc............................................  13,164      4,410
    Comfort Systems USA, Inc................................  73,526    767,611

                                     1007

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
   *Command Security Corp...................................  21,112 $   32,724
   *Commercial Vehicle Group, Inc...........................  48,454    513,612
    CompX International, Inc................................   2,107     28,655
   *Consolidated Graphics, Inc..............................  22,600  1,165,934
    Corporate Executive Board Co............................  26,462  1,075,680
  #*CoStar Group, Inc.......................................  16,207    952,323
    Courier Corp............................................  26,492    254,588
   *Covenant Transportation Group, Inc......................  27,476    161,284
   *CPI Aerostructures, Inc.................................  16,083    226,931
   *CRA International, Inc..................................  19,628    527,601
    Cubic Corp..............................................  29,003  1,407,806
    Curtiss-Wright Corp.....................................  42,225  1,349,511
    Deluxe Corp.............................................  33,980    799,889
  #*DigitalGlobe, Inc.......................................   7,592    198,303
   *Dollar Thrifty Automotive Group, Inc....................  21,095  1,519,684
    Douglas Dynamics, Inc...................................   6,960    105,722
    Ducommun, Inc...........................................  19,978    439,516
   *DXP Enterprises, Inc....................................  23,869    648,998
   *Dycom Industries, Inc...................................  74,815  1,274,848
    Dynamic Materials Corp..................................  27,277    578,272
  #*Eagle Bulk Shipping, Inc................................  74,846    176,637
    Eastern Co..............................................   8,993    161,334
    Ecology & Environment, Inc. Class A.....................     920     15,741
   #Encore Wire Corp........................................  45,086    992,343
  #*Ener1, Inc..............................................  65,300     56,158
   *Energy Recovery, Inc....................................   5,002     15,356
    EnergySolutions, Inc.................................... 168,308    851,638
  #*EnerNOC, Inc............................................  17,034    285,149
   *EnerSys.................................................  63,999  2,046,688
    Ennis, Inc..............................................  43,928    770,497
   *EnPro Industries, Inc...................................  29,763  1,376,241
    ESCO Technologies, Inc..................................  24,189    838,875
    Espey Manufacturing & Electronics Corp..................   5,593    140,440
   *Esterline Technologies Corp.............................  28,891  2,206,406
  #*Excel Maritime Carriers, Ltd............................ 120,227    310,186
   *Exponent, Inc...........................................  22,945    959,330
   *Express-1 Expedited Solutions, Inc......................  62,387    243,309
    Federal Signal Corp..................................... 102,136    590,346
   *Flanders Corp...........................................  43,228    142,652
   *Flow International Corp................................. 105,797    360,768
    Forward Air Corp........................................  21,901    682,435
   *Franklin Covey Co.......................................  41,060    459,872
    Franklin Electric Co., Inc..............................  26,195  1,143,412
   *Freightcar America, Inc.................................  25,570    631,068
   *Frozen Food Express Industries..........................  29,283    108,347
  #*FTI Consulting, Inc.....................................  38,208  1,386,568
   *Fuel Tech, Inc..........................................  43,545    276,946
   *Furmanite Corp..........................................  67,238    527,146
    G & K Services, Inc. Class A............................  33,508  1,141,618
   #GATX Corp...............................................  55,507  2,188,641
  #*Genco Shipping & Trading, Ltd...........................     100        626
   *Gencor Industries, Inc..................................  10,941     84,683
  #*GenCorp, Inc............................................ 102,321    579,137
   *Generac Holdings, Inc...................................   2,072     38,436
  #*General Cable Corp......................................  65,094  2,588,788
   *GEO Group, Inc. (The)...................................  94,584  1,967,347
   *GeoEye, Inc.............................................  23,119    923,835
   *Gibraltar Industries, Inc...............................  55,686    572,452
   *Global Power Equipment Group, Inc.......................  10,733    278,736
   #Gorman-Rupp Co. (The)...................................  33,605  1,094,851
   *GP Strategies Corp......................................  44,318    573,918

                                     1008

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
    Graham Corp.............................................  21,937 $  431,720
    Granite Construction, Inc...............................  37,200    869,736
    Great Lakes Dredge & Dock Corp.......................... 130,010    773,560
  #*Greenbrier Cos., Inc....................................  65,700  1,321,884
   *Griffon Corp............................................  90,800    858,060
   *H&E Equipment Services, Inc.............................  80,667    968,004
    Hardinge, Inc...........................................  27,050    296,198
   *Hawaiian Holdings, Inc..................................  70,922    333,333
    Healthcare Services Group, Inc..........................  40,580    636,700
   #Heartland Express, Inc..................................  71,400  1,093,848
   #HEICO Corp..............................................  18,590    971,513
    HEICO Corp. Class A.....................................  30,145  1,115,365
    Heidrick & Struggles International, Inc.................  27,448    730,117
    Herman Miller, Inc......................................  35,511    817,108
   *Hexcel Corp.............................................  52,130  1,247,992
   *Hill International, Inc.................................  77,575    416,578
    HNI Corp................................................  24,992    522,583
  #*Hoku Corp...............................................  81,804    121,070
   #Horizon Lines, Inc......................................  19,108     20,063
    Houston Wire & Cable Co.................................  29,684    472,272
   *Hub Group, Inc. Class A.................................  30,275  1,074,157
   *Hudson Highland Group, Inc..............................  69,869    418,515
   *Hurco Cos., Inc.........................................  14,942    439,594
   *Huron Consulting Group, Inc.............................  29,869    966,860
   *ICF International, Inc..................................  43,545  1,017,211
   *II-VI, Inc..............................................  70,886  1,774,277
  #*InnerWorkings, Inc......................................  82,760    606,631
   *Innotrac Corp...........................................     712        983
   *Innovative Solutions & Support, Inc.....................  39,691    212,347
   *Insituform Technologies, Inc............................  47,114    944,636
    Insperity, Inc..........................................  20,930    611,575
    Insteel Industries, Inc.................................  36,385    416,972
   *Integrated Electrical Services, Inc.....................  16,819     55,671
    Interface, Inc. Class A.................................  47,229    756,609
   *Interline Brands, Inc...................................  49,114    821,677
    International Shipholding Corp..........................  12,870    264,993
    Intersections, Inc......................................  46,277    898,699
  #*JetBlue Airways Corp.................................... 131,088    627,912
    John Bean Technologies Corp.............................  33,426    590,303
   *Kadant, Inc.............................................  23,091    607,524
    Kaman Corp. Class A.....................................  28,991  1,032,659
   *KAR Auction Services, Inc...............................  15,975    284,036
    Kaydon Corp.............................................  32,300  1,151,495
   *Kelly Services, Inc. Class A............................  35,197    550,833
   *Key Technology, Inc.....................................  12,976    210,730
   *Kforce, Inc.............................................  56,709    781,450
    Kimball International, Inc. Class B.....................  41,886    251,316
    Knight Transportation, Inc..............................  39,233    617,527
    Knoll, Inc..............................................  34,750    634,188
   *Korn/Ferry International................................  67,405  1,451,904
  #*Kratos Defense & Security Solutions, Inc................  63,585    691,167
    L.S. Starrett Co. Class A...............................   5,758     73,069
    Lawson Products, Inc....................................  18,902    352,900
   *Layne Christensen Co....................................  32,979    966,614
    LB Foster Co. Class A...................................  13,459    467,700
    Lindsay Corp............................................   9,754    617,428
   *LMI Aerospace, Inc......................................  26,560    610,614
    LSI Industries, Inc.....................................  55,708    463,491
   *Lydall, Inc.............................................  39,389    475,819
   *M&F Worldwide Corp......................................  31,100    779,366
   *Magnetek, Inc...........................................  23,492     42,286

                                     1009

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
    Manitowoc Co., Inc. (The)...............................  70,300 $  983,497
    Marten Transport, Ltd...................................  45,224    930,258
  #*MasTec, Inc.............................................  90,708  1,893,983
    McGrath Rentcorp........................................  31,476    819,320
   *Meritor, Inc............................................  44,000    594,000
   *Metalico, Inc........................................... 121,467    665,639
    Met-Pro Corp............................................  35,649    375,740
   *MFRI, Inc...............................................  15,268    141,687
   *Michael Baker Corp......................................  14,707    306,788
   *Middleby Corp...........................................  16,650  1,406,592
    Miller Industries, Inc..................................  26,419    432,743
    Mine Safety Appliances Co...............................  34,549  1,178,812
   *Mistras Group, Inc......................................  34,768    593,142
   *Mobile Mini, Inc........................................  44,926    948,388
   *Moog, Inc...............................................  39,929  1,635,093
   *Moog, Inc. Class B......................................     488     20,008
    Mueller Industries, Inc.................................  43,197  1,621,183
    Mueller Water Products, Inc............................. 239,660    783,688
    Multi-Color Corp........................................  26,713    719,381
   *MYR Group, Inc..........................................  30,025    729,307
    NACCO Industries, Inc. Class A..........................   7,800    708,864
   #National Presto Industries, Inc.........................   7,876    801,304
    National Technical Systems, Inc.........................  25,608    154,416
   *Navigant Consulting, Inc................................  46,267    544,563
   *NN, Inc.................................................  33,998    400,496
   *Northwest Pipe Co.......................................  17,162    515,718
  #*Ocean Power Technologies, Inc...........................  21,437     70,528
   *Old Dominion Freight Line, Inc..........................  55,963  2,073,429
   *Omega Flex, Inc.........................................  20,798    269,750
   *On Assignment, Inc......................................  74,064    755,453
   *Orbital Sciences Corp...................................  58,398  1,011,453
   *Orion Energy Systems, Inc...............................  48,188    176,850
   *Orion Marine Group, Inc.................................  36,395    316,273
   *Oshkosh Corp............................................  26,860    666,665
   *P.A.M. Transportation Services, Inc.....................  20,605    199,868
  #*Pacer International, Inc................................  58,570    312,764
   *Park-Ohio Holdings Corp.................................  37,414    711,240
   *Patrick Industries, Inc.................................     400        804
   *Patriot Transportation Holding, Inc.....................  15,359    355,868
   *PGT, Inc................................................  69,896    130,007
   *Pike Electric Corp......................................  61,282    538,669
   *Pinnacle Airlines Corp..................................  41,231    164,512
  #*PMFG, Inc...............................................  20,238    379,867
   *Polypore International, Inc.............................  43,917  2,986,356
   *Powell Industries, Inc..................................  21,473    827,569
   *PowerSecure International, Inc..........................  31,199    213,713
    Preformed Line Products Co..............................   6,300    392,868
    Primoris Services Corp..................................  26,555    323,971
    Providence & Worcester Railroad Co......................   1,886     26,310
   *Quad Graphics, Inc......................................   1,139     38,339
   *Quality Distribution, Inc...............................  47,677    548,286
    Quanex Building Products Corp...........................  53,444    837,467
   *RailAmerica, Inc........................................  43,239    643,396
    Raven Industries, Inc...................................  13,392    707,499
   *RBC Bearings, Inc.......................................  22,072    838,074
   *RCM Technologies, Inc...................................  15,142     83,735
    Regal-Beloit Corp.......................................   5,600    339,528
  #*Republic Airways Holdings, Inc..........................  68,091    294,834
    Resources Connection, Inc...............................  44,160    574,963
   *Roadrunner Transportation Systems, Inc..................   6,227     96,083
    Robbins & Myers, Inc....................................  59,404  2,865,649

                                     1010

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
  #*RSC Holdings, Inc.......................................  64,136 $  765,784
   *Rush Enterprises, Inc. Class A..........................  44,304    885,637
   *Rush Enterprises, Inc. Class B..........................  19,230    322,102
   *Saia, Inc...............................................  28,449    428,726
   *Sauer-Danfoss, Inc......................................  45,024  2,138,640
    Schawk, Inc.............................................  56,442    891,219
   *School Specialty, Inc...................................  26,679    320,682
    Seaboard Corp...........................................      99    258,885
    Servidyne, Inc..........................................   9,190     31,706
    Servotronics, Inc.......................................   4,483     39,630
   *SFN Group, Inc.......................................... 104,648  1,456,700
    SIFCO Industries, Inc...................................  12,202    222,686
    Simpson Manufacturing Co., Inc..........................  52,259  1,478,930
    SkyWest, Inc............................................  50,830    653,674
   *SL Industries, Inc......................................  14,783    360,114
   *Sparton Corp............................................  23,957    221,123
   *Standard Parking Corp...................................  23,747    395,150
   #Standard Register Co....................................  27,155     81,465
    Standex International Corp..............................  32,535  1,047,302
   #Steelcase, Inc. Class A.................................  89,369    887,434
   *Sterling Construction Co., Inc..........................  20,831    266,637
   #Sun Hydraulics, Inc.....................................  43,284  1,234,027
  #*SunPower Corp. Class B..................................  15,769    239,058
    Superior Uniform Group, Inc.............................   9,036    105,631
   *Supreme Industries, Inc.................................   6,279     19,842
   *SYKES Enterprises, Inc..................................  51,985  1,003,310
   *Sypris Solutions, Inc...................................   2,619      9,533
    TAL International Group, Inc............................  39,709  1,228,596
   *Taser International, Inc................................ 109,645    450,641
   *Team, Inc...............................................  34,644    926,727
   *Tecumseh Products Co. Class A...........................  20,551    210,031
   *Tecumseh Products Co. Class B...........................   2,406     24,132
   *Teledyne Technologies, Inc..............................  33,415  1,812,095
    Tennant Co..............................................  18,837    806,412
   *Tetra Tech, Inc.........................................  33,130    728,860
    Textainer Group Holdings, Ltd...........................  48,041  1,246,664
   #Titan International, Inc................................  92,692  2,342,327
   *Titan Machinery, Inc....................................  37,619    993,518
    Toro Co.................................................   9,089    489,261
   *Trailer Bridge, Inc.....................................  22,180     31,052
   *TRC Cos., Inc...........................................  42,097    234,901
    Tredegar Industries, Inc................................  30,500    581,330
   *Trex Co., Inc...........................................  24,123    508,513
   *TriMas Corp.............................................  58,415  1,400,208
   #Triumph Group, Inc......................................  46,890  2,524,558
   *TrueBlue, Inc...........................................  42,200    633,422
   *Tufco Technologies, Inc.................................   1,800      6,849
    Tutor Perini Corp.......................................  55,999    883,664
    Twin Disc, Inc..........................................  25,398    965,124
    U.S. Home Systems, Inc..................................  14,720     74,630
   *Ultralife Corp..........................................  42,741    200,883
    UniFirst Corp...........................................  17,268    947,150
  .*United Capital Corp.....................................     600     18,000
  #*United Rentals, Inc.....................................  49,945  1,149,234
    United Stationers, Inc..................................  55,448  1,779,326
    Universal Forest Products, Inc..........................  28,367    835,975
   *Universal Security Instruments, Inc.....................   1,263      8,247
   *Universal Truckload Services, Inc.......................  30,651    487,351
   *UQM Technologies, Inc...................................  64,093    132,032
  #*US Airways Group, Inc...................................  99,586    621,417
    US Ecology, Inc.........................................  27,820    469,880

                                     1011

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
   *USA Truck, Inc........................................  22,939 $    259,669
  #*USG Corp..............................................  88,473    1,006,823
    UTi Worldwide, Inc....................................  29,990      484,938
   *Valpey Fisher Corp....................................   1,200        3,552
   *Versar, Inc...........................................  20,289       61,070
    Viad Corp.............................................  36,203      750,488
    Vicor Corp............................................  28,641      402,979
    Virco Manufacturing Corp..............................  17,000       43,180
    VSE Corp..............................................   7,394      155,644
  #*Wabash National Corp..................................  24,059      180,683
    Watsco, Inc. Class B..................................   1,500       89,168
    Watts Water Technologies, Inc.........................  40,117    1,345,123
   *WCA Waste Corp........................................  46,521      264,704
   #Werner Enterprises, Inc...............................  30,573      719,994
   *WESCO International, Inc..............................  43,574    2,208,766
   *Willdan Group, Inc....................................   3,099       12,241
   *Willis Lease Finance Corp.............................   9,093      120,937
                                                                   ------------
Total Industrials.........................................          231,403,435
                                                                   ------------

Information Technology -- (15.7%)
   *Accelrys, Inc.........................................  91,753      667,044
   *ACI Worldwide, Inc....................................  29,688    1,073,518
   *Acme Packet, Inc......................................  95,296    5,614,840
   *Acorn Energy, Inc.....................................  30,131      145,834
   *Actuate Corp..........................................  63,749      386,956
  #*Acxiom Corp...........................................  86,793    1,192,536
   *ADDvantage Technologies Group, Inc....................  13,988       36,649
   *Adept Technology, Inc.................................  18,552       74,950
   *Advanced Analogic Technologies, Inc...................  83,315      504,056
   *Advanced Energy Industries, Inc.......................  71,792      761,713
  #*Advent Software, Inc..................................  40,506      940,954
   *Aehr Test Systems.....................................   1,028        1,470
   *Aetrium, Inc..........................................  19,579       32,110
   *Agilysys, Inc.........................................  17,297      165,532
   *Alpha & Omega Semiconductor, Ltd......................   4,943       55,559
    American Software, Inc. Class A.......................  54,390      465,578
  #*Amkor Technology, Inc................................. 127,215      678,056
  #*Amtech Systems, Inc...................................  20,721      371,942
   *Anadigics, Inc........................................ 110,520      347,033
   *Anaren, Inc...........................................  28,840      577,088
  #*Ancestry.com, Inc.....................................  30,657    1,091,696
    Anixter International, Inc............................   4,900      305,858
   *Applied Micro Circuits Corp...........................  79,210      499,815
   *Ariba, Inc............................................  95,505    3,158,350
   *Arris Group, Inc...................................... 170,706    2,048,472
  #*Aruba Networks, Inc...................................  54,725    1,255,939
  #*AsiaInfo-Linkage, Inc.................................   7,835      119,719
    Astro-Med, Inc........................................   5,157       40,740
   *ATMI, Inc.............................................  56,920    1,061,558
   *ATS Corp..............................................     725        3,299
   *AuthenTec, Inc........................................ 103,134      268,148
   *Aviat Networks, Inc................................... 101,894      394,330
   *Avid Technology, Inc..................................  58,689      768,239
   *Aware, Inc............................................  31,813      112,936
   *Axcelis Technologies, Inc............................. 207,862      345,051
   *AXT, Inc..............................................  74,440      649,861
    Bel Fuse, Inc. Class A................................   4,111       85,262
    Bel Fuse, Inc. Class B................................  13,776      262,020
   *Benchmark Electronics, Inc............................  69,194    1,013,692
   *BigBand Networks, Inc.................................  71,554      139,530
    Black Box Corp........................................  29,176      831,224

                                     1012

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
   #Blackbaud, Inc..........................................  35,563 $  903,300
  #*Blackboard, Inc.........................................  27,445  1,195,504
   *Blue Coat Systems, Inc..................................  43,044    867,337
   *Bottomline Technologies, Inc............................  40,087    933,626
   *Brightpoint, Inc........................................ 119,391  1,085,264
   *BroadVision, Inc........................................     787      9,562
   *Brooks Automation, Inc..................................  46,901    446,029
   *BSQUARE Corp............................................  23,182    144,656
   *BTU International, Inc..................................  22,014    157,840
   *Cabot Microelectronics Corp.............................  26,550  1,027,220
   *CACI International, Inc.................................  42,100  2,487,268
   *CalAmp Corp.............................................  41,368    155,957
  #*Calix, Inc..............................................  10,828    198,586
  #*Callidus Software, Inc..................................  43,125    221,662
   *Cardtronics, Inc........................................  36,576    840,516
   *Cascade Microtech, Inc..................................  21,819    116,950
    Cass Information Systems, Inc...........................  16,179    607,360
  #*Cavium, Inc.............................................  11,377    392,393
   *CEVA, Inc...............................................  41,180  1,244,460
   *Checkpoint Systems, Inc.................................  43,000    675,100
  #*Chyron International Corp...............................   1,300      3,094
   *Ciber, Inc.............................................. 163,464    820,589
  #*Cirrus Logic, Inc....................................... 109,053  1,655,425
   *Clearfield, Inc.........................................  27,016    217,479
    Cognex Corp.............................................  33,444  1,135,424
   *Cogo Group, Inc.........................................  52,715    248,288
   *Coherent, Inc...........................................  23,531  1,130,194
    Cohu, Inc...............................................  39,924    499,848
 .#*Commerce One LLC........................................   1,966         --
    Communications Systems, Inc.............................  19,076    341,079
   *CommVault Systems, Inc..................................  35,712  1,382,769
   *Computer Task Group, Inc................................  37,712    486,108
   *comScore, Inc...........................................  23,405    510,463
    Comtech Telecommunications Corp.........................  31,458    847,793
   *Concurrent Computer Corp................................  17,290    111,348
  #*Constant Contact, Inc...................................   4,757     90,050
   *Convergys Corp.......................................... 152,295  1,894,550
   *Convio, Inc.............................................  15,267    155,113
   *CoreLogic, Inc..........................................   8,759    138,217
   *Cray, Inc...............................................  60,556    365,758
    Crexendo, Inc...........................................   9,768     34,481
   *CSG Systems International, Inc..........................  36,000    639,360
   *CSP, Inc................................................   1,770      7,461
    CTS Corp................................................  60,169    591,461
   *CyberOptics Corp........................................  22,727    214,316
   *Cymer, Inc..............................................  33,606  1,479,672
    Daktronics, Inc.........................................  71,750    712,478
   *Datalink Corp...........................................  42,089    435,200
   *Dataram Corp............................................  15,135     22,854
    DDi Corp................................................  52,418    431,400
  #*DealerTrack Holdings, Inc...............................  38,600    895,134
   *Deltek, Inc.............................................  38,703    277,113
  #*DemandTec, Inc..........................................  21,807    156,138
  #*DG FastChannel, Inc.....................................  36,151  1,021,627
   *Dice Holdings, Inc......................................  86,379  1,191,166
   *Digi International, Inc.................................  53,760    768,230
   *Digimarc Corp...........................................  17,723    703,780
   *Digital River, Inc......................................  37,178    948,039
   *Diodes, Inc.............................................  32,458    764,386
   *Ditech Networks, Inc....................................  31,623     34,785
   *Document Security Systems, Inc..........................   9,802     33,131

                                     1013

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
   *Dot Hill Systems Corp................................... 124,981 $  282,457
   *DSP Group, Inc..........................................  58,435    443,522
   *DTS, Inc................................................  15,492    537,882
   *Dynamics Research Corp..................................  24,010    290,281
   #Earthlink, Inc.......................................... 121,590    977,584
  #*Ebix, Inc...............................................  42,888    844,465
  #*Echo Global Logistics, Inc..............................   9,722    145,441
   *EchoStar Corp...........................................   8,381    280,428
   *EDGAR Online, Inc.......................................  30,771     32,002
   *Edgewater Technology, Inc...............................  10,739     29,425
    Electro Rent Corp.......................................  46,578    752,700
   *Electro Scientific Industries, Inc......................  52,638  1,011,176
   *Electronics for Imaging, Inc............................  65,470  1,126,739
   *eMagin Corp.............................................  42,781    190,375
   *EMCORE Corp............................................. 129,778    340,018
   *EMS Technologies, Inc...................................  30,377    998,796
   *Emulex Corp.............................................  77,140    651,833
   *Entegris, Inc...........................................  92,371    791,619
  #*Entropic Communications, Inc............................ 111,345    743,785
    EPIQ Systems, Inc.......................................  68,307    882,526
   *ePlus, Inc..............................................  18,063    479,211
   *Euronet Worldwide, Inc..................................  54,823    940,763
   *Exar Corp...............................................  68,960    455,826
   *ExlService Holdings, Inc................................  33,947    792,323
   *Extreme Networks........................................ 160,630    544,536
    Fair Isaac Corp.........................................  46,790  1,392,002
   *Fairchild Semiconductor International, Inc..............  76,510  1,148,415
   *FalconStor Software, Inc................................  60,265    259,140
   *Faro Technologies, Inc..................................  32,888  1,340,515
   *FEI Co..................................................  43,300  1,430,632
   *FormFactor, Inc.........................................  49,674    456,504
    Forrester Research, Inc.................................  43,649  1,379,308
   *Frequency Electronics, Inc..............................  19,217    201,202
  #*FSI International, Inc..................................  98,904    279,898
   *Gerber Scientific, Inc..................................  58,381    643,359
   *GigOptix, Inc...........................................   5,425     11,664
   *Global Cash Access, Inc.................................  70,109    197,006
   *Globecomm Systems, Inc..................................  47,197    658,870
   *GSE Systems, Inc........................................  20,762     46,092
   *GSI Group, Inc..........................................  17,485    196,357
   *GSI Technology, Inc.....................................  61,196    392,878
  #*GT Solar International, Inc.............................  93,000  1,268,520
   *GTSI Corp...............................................  19,087     98,489
   *Guidance Software, Inc..................................  39,496    297,010
   *Hackett Group, Inc......................................  96,523    421,806
   *Harmonic, Inc...........................................  93,707    508,829
   *Hauppauge Digital, Inc..................................  21,253     39,743
    Heartland Payment Systems, Inc..........................   5,024    105,705
   *Hittite Microwave Corp..................................  14,774    827,196
  #*HSW International, Inc..................................  15,129     80,940
  #*Hutchinson Technology, Inc..............................  27,577     86,316
   *Hypercom Corp...........................................  95,433    773,962
   *I.D. Systems, Inc.......................................  13,117     64,798
  #*Identive Group, Inc.....................................  88,365    187,334
   *IEC Electronics Corp....................................  22,686    143,376
   #iGATE Corp..............................................  81,919  1,227,966
  #*iGo, Inc................................................  71,182    125,280
   *Imation Corp............................................  37,889    315,236
   *Immersion Corp..........................................  63,046    576,871
  #*Infinera Corp...........................................  66,230    425,859
   *InfoSpace, Inc..........................................  98,115    935,036

                                     1014

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
   *Innodata Isogen, Inc....................................  56,316 $  174,016
   *Insight Enterprises, Inc................................  42,339    712,565
   *Integrated Device Technology, Inc....................... 209,150  1,430,586
   *Integrated Silicon Solution, Inc........................  68,686    610,619
   *Intellicheck Mobilisa, Inc..............................  40,631     50,382
   *Interactive Intelligence Group..........................  25,423    966,328
    InterDigital, Inc.......................................  31,836  2,172,807
   *Intermec, Inc...........................................  43,121    464,844
   *Internap Network Services Corp.......................... 112,003    696,659
   *International Rectifier Corp............................  50,372  1,294,057
   *Interphase Corp.........................................  15,655     72,796
    Intersil Corp. Class A..................................  14,479    174,472
   *Intevac, Inc............................................  44,821    407,871
   *IntriCon Corp...........................................  16,201     63,994
   *INX, Inc................................................  18,731    156,966
   *IPG Photonics Corp......................................  58,631  3,529,000
   *Iteris, Inc.............................................  58,990     76,097
   *Ixia....................................................  90,255    902,550
   *IXYS Corp...............................................  63,023    859,634
  #*j2 Global Communications, Inc...........................  35,265    942,986
   *JDA Software Group, Inc.................................  46,262  1,293,486
   *Kemet Corp..............................................  88,260  1,076,772
   *Kenexa Corp.............................................  45,200  1,155,764
   *Key Tronic Corp.........................................  27,708    123,301
    Keynote Systems, Inc....................................  36,172    866,319
  #*KIT Digital, Inc........................................  16,029    186,738
   *Kopin Corp.............................................. 135,562    582,917
   *Kulicke & Soffa Industries, Inc......................... 127,721  1,175,033
   *KVH Industries, Inc.....................................  33,220    317,915
   *Lattice Semiconductor Corp.............................. 157,186    974,553
   *LeCroy Corp.............................................  20,008    203,481
   *LGL Group, Inc..........................................   5,074     49,066
  #*Limelight Networks, Inc................................. 147,183    606,394
   *Liquidity Services, Inc.................................  43,203  1,044,649
    Littlefuse, Inc.........................................  24,500  1,251,705
   *LogMeIn, Inc............................................     400     14,220
   *LoJack Corp.............................................  40,937    164,157
   *LoopNet, Inc............................................  47,319    866,884
   *Loral Space & Communications, Inc.......................  18,987  1,239,471
   *LTX-Credence Corp....................................... 101,252    728,002
   *Magma Design Automation, Inc............................ 109,596    815,394
   *Manhattan Associates, Inc...............................  19,274    718,920
    ManTech International Corp. Class A.....................   4,465    182,172
    Marchex, Inc............................................  45,035    390,453
   *Market Leader, Inc......................................  67,535    151,278
   *Mattersight Corp........................................  11,257     82,514
   *Mattson Technology, Inc................................. 106,895    185,997
    Maximus, Inc............................................  32,282  1,247,054
  #*Maxwell Technologies, Inc...............................  17,006    286,891
   *Measurement Specialties, Inc............................  31,112  1,016,118
   *MEMSIC, Inc.............................................  11,163     33,489
   *Mentor Graphics Corp....................................  98,982  1,131,364
   *Mercury Computer Systems, Inc...........................  58,111    975,684
    Mesa Laboratories, Inc..................................   6,345    214,080
    Methode Electronics, Inc................................  71,788    759,517
    Micrel, Inc.............................................  63,592    645,459
   *Microsemi Corp..........................................  21,445    425,683
   *MicroStrategy, Inc......................................   5,998    955,901
  #*Mindspeed Technologies, Inc.............................  68,232    464,660
   *MIPS Technologies, Inc..................................  74,541    535,204
    MKS Instruments, Inc....................................  61,305  1,529,560

                                     1015

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
    Mocon, Inc..............................................  11,568 $  195,384
    ModusLink Global Solutions, Inc.........................  59,597    249,711
   *MoneyGram International, Inc............................ 158,949    534,069
   *Monolithic Power Systems, Inc...........................  38,261    516,141
   *Monotype Imaging Holdings, Inc..........................  60,158    824,165
  #*MoSys, Inc..............................................  76,855    409,637
    MTS Systems Corp........................................  27,668  1,090,396
   *Multi-Fineline Electronix, Inc..........................  36,322    737,700
   *Nanometrics, Inc........................................  39,810    672,391
   *NAPCO Security Technologies, Inc........................  41,554    108,871
   *NCI, Inc. Class A.......................................  12,675    272,259
   *NETGEAR, Inc............................................  41,819  1,376,263
   *NetList, Inc............................................  45,176     77,703
   *NetScout Systems, Inc...................................  64,833    988,703
  #*NetSuite, Inc...........................................   2,700    105,867
   *Network Engines, Inc....................................  46,033     61,684
   *Network Equipment Technologies, Inc.....................  66,153    171,336
   *NeuStar, Inc............................................  13,866    361,071
   *Newport Corp............................................  52,733    819,471
    NIC, Inc................................................  20,564    262,602
   *Novatel Wireless, Inc...................................  63,010    323,241
   *NumereX Corp. Class A...................................  35,179    255,400
  #*Oclaro, Inc.............................................  63,081    296,481
   *OmniVision Technologies, Inc............................  50,800  1,485,392
   *Online Resources Corp...................................  60,153    214,145
  #*Onvia, Inc..............................................   3,803     15,326
   *Openwave Systems, Inc................................... 168,827    379,861
   *Oplink Communications, Inc..............................  44,894    757,811
    OPNET Technologies, Inc.................................  49,114  1,685,101
   *Opnext, Inc.............................................  88,020    166,358
    Optical Cable Corp......................................  17,761     69,978
   *Orbcomm, Inc............................................  97,456    289,444
   *OSI Systems, Inc........................................  29,110  1,201,952
   *PAR Technology Corp.....................................  31,358    121,042
    Park Electrochemical Corp...............................  29,910    782,446
   *PC Connection, Inc......................................  60,031    469,442
   *PC Mall, Inc............................................  28,324    223,760
   *PC-Tel, Inc.............................................  39,723    258,200
   *PDF Solutions, Inc......................................  58,213    349,278
   *Perceptron, Inc.........................................  24,048    155,591
   *Perficient, Inc.........................................  56,600    566,566
   *Performance Technologies, Inc...........................  25,604     54,793
   *Pericom Semiconductor Corp..............................  50,894    416,313
   *Pervasive Software, Inc.................................  47,844    351,175
   *Photronics, Inc......................................... 138,183  1,033,609
   *Pixelworks, Inc.........................................  30,155     73,578
   *Planar Systems, Inc.....................................  28,534     90,453
    Plantronics, Inc........................................  41,586  1,424,320
   *Plexus Corp.............................................  45,907  1,354,716
   *PLX Technology, Inc.....................................  53,834    183,574
   #Power Integrations, Inc.................................  28,460  1,010,045
  #*Power-One, Inc.......................................... 111,584    804,521
   *Presstek, Inc...........................................  49,529     90,143
  #*PRGX Global, Inc........................................  58,307    380,162
  .*Price Communications Liquidation Trust..................  68,586         --
   *Procera Networks, Inc...................................   1,980     21,998
   *Progress Software Corp..................................  58,464  1,408,982
   *PROS Holdings, Inc......................................  38,885    634,603
    QAD, Inc. Class A.......................................  25,046    270,497
    QAD, Inc. Class B.......................................   6,515     62,739
   *QLogic Corp.............................................  19,700    298,849

                                     1016

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
   *Qualstar Corp...........................................  12,400 $   22,444
  #*Radiant Systems, Inc....................................  43,485  1,225,842
   *RadiSys Corp............................................  46,496    369,178
   *Ramtron International Corp..............................  63,117    138,857
   *RealNetworks, Inc....................................... 203,692    688,479
   *Reis, Inc...............................................  15,451    163,781
   *Relm Wireless Corp......................................  29,676     31,457
    Renaissance Learning, Inc...............................  38,426    493,774
    RF Industries, Ltd......................................   5,082     22,361
  #*RF Micro Devices, Inc................................... 128,297    866,005
    Richardson Electronics, Ltd.............................  30,247    448,563
  #*RightNow Technologies, Inc..............................  31,141  1,056,926
    Rimage Corp.............................................  20,080    297,586
   *Rofin-Sinar Technologies, Inc...........................  36,445  1,143,644
   *Rogers Corp.............................................  29,423  1,426,427
  #*Rosetta Stone, Inc......................................  14,185    195,753
  #*Rubicon Technology, Inc.................................  29,165    429,309
   *Rudolph Technologies, Inc...............................  69,561    597,529
   *S1 Corp................................................. 117,364  1,103,222
   *Saba Software, Inc......................................  62,740    486,862
   *Sanmina-SCI Corp........................................  57,100    650,940
   *Sapient Corp............................................ 142,342  1,981,401
   *ScanSource, Inc.........................................  29,913  1,105,285
   *Scientific Learning Corp................................  35,408    105,870
   *SeaChange International, Inc............................  64,282    614,536
   *Selectica, Inc..........................................   1,042      5,491
   *Semtech Corp............................................  57,080  1,329,964
   *Sevcon, Inc.............................................   4,832     35,129
   *ShoreTel, Inc...........................................  62,860    535,567
  #*Sigma Designs, Inc......................................  64,343    550,133
  #*Silicon Graphics International Corp.....................  29,856    426,045
   *Silicon Image, Inc...................................... 154,120    883,108
   *Silicon Laboratories, Inc...............................   6,500    230,165
   *Smart Modular Technologies (WWH), Inc................... 114,480  1,030,320
   *Smith Micro Software, Inc...............................  63,193    224,967
   *SolarWinds, Inc.........................................   2,200     47,322
   *Sonus Networks, Inc..................................... 198,396    587,252
   *Soundbite Communications, Inc...........................   4,790     11,592
  #*Sourcefire, Inc.........................................  25,577    628,683
   *Spansion, Inc. Class A..................................  48,960    890,093
   *Spark Networks, Inc.....................................  47,747    178,096
   *Spire Corp..............................................   1,807      3,614
   *SRS Labs, Inc...........................................  41,838    370,266
   *SS&C Technologies Holdings, Inc.........................     972     18,001
    Stamps.com, Inc.........................................  32,039    536,653
   *Standard Microsystems Corp..............................  45,274  1,071,183
   *StarTek, Inc............................................  27,175     97,830
  #*STEC, Inc...............................................  55,726    566,733
  #*Stratasys, Inc..........................................  29,742    758,421
   *Stream Global Services, Inc.............................     375      1,222
   *SuccessFactors, Inc.....................................  70,251  1,896,777
  #*SunPower Corp. Class A..................................   3,690     72,435
   *Super Micro Computer, Inc...............................  46,360    653,212
   *Supertex, Inc...........................................  23,090    447,484
   *Support.com, Inc........................................  96,837    311,815
   *Sycamore Networks, Inc..................................  44,172    870,188
   *Symmetricom, Inc........................................  76,280    432,508
  #*Synaptics, Inc..........................................  27,717    681,007
   *Synchronoss Technologies, Inc...........................  39,569  1,157,393
   *SYNNEX Corp.............................................  49,659  1,406,343
   *Take-Two Interactive Software, Inc......................  26,671    359,792

                                     1017

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Information Technology -- (Continued)
   *Taleo Corp............................................  22,115 $    732,006
   *Tech Data Corp........................................  19,400      905,398
   *TechTarget, Inc.......................................  43,963      291,475
   *Tekelec...............................................  68,099      534,577
   *TeleCommunication Systems, Inc........................ 132,355      672,363
   *TeleTech Holdings, Inc................................  56,796    1,123,993
    Telular Corp..........................................  43,142      275,246
  #*Teradyne, Inc.........................................  80,202    1,081,925
    Tessco Technologies, Inc..............................  18,299      271,740
   *Tessera Technologies, Inc.............................  54,191      851,341
    TheStreet, Inc........................................  73,298      208,166
  #*THQ, Inc..............................................  74,651      198,945
   *Tier Technologies, Inc................................  34,049      170,245
   *TNS, Inc..............................................  17,732      299,671
   *Transact Technologies, Inc............................  20,922      242,904
  #*Travelzoo, Inc........................................  26,684    1,408,915
   *Trident Microsystems, Inc.............................  50,099       32,564
   *Trio-Tech International...............................   1,700        6,035
   *Triquint Semiconductor, Inc........................... 136,226    1,024,420
   *TSR, Inc..............................................     300        1,452
   *TTM Technologies, Inc.................................  80,013    1,108,180
   *Tyler Technologies, Inc...............................  34,175      871,121
   *Ultimate Software Group, Inc..........................   4,285      233,018
   *Ultra Clean Holdings, Inc.............................  35,360      245,398
   *Ultratech, Inc........................................  48,610    1,280,874
  #*Unisys Corp...........................................  51,088    1,061,098
    United Online, Inc.................................... 134,381      802,255
  #*Universal Display Corp................................  42,681    1,276,589
  #*USA Technologies, Inc.................................  42,977       86,814
   *UTStarcom Holdings Corp............................... 176,378      241,638
   *ValueClick, Inc.......................................  77,802    1,405,104
  #*Veeco Instruments, Inc................................  14,755      587,101
  #*Viasat, Inc...........................................  34,570    1,553,230
   *Viasystems Group, Inc.................................   6,820      153,041
   *Vicon Industries, Inc.................................  12,267       53,668
   *Video Display Corp....................................  29,556      121,180
   *Virnetx Holding Corp..................................  61,837    1,880,463
   *Virtusa Corp..........................................  46,791      919,911
   *Vishay Precision Group, Inc...........................     977       16,658
   *Vocus, Inc............................................  16,881      482,290
   *Volterra Semiconductor Corp...........................  37,345      962,381
    Wayside Technology Group, Inc.........................  12,677      143,504
   *Web.com Group, Inc....................................  49,582      430,868
   *Websense, Inc.........................................  24,602      557,973
   *Westell Technologies, Inc............................. 109,672      312,565
   *WPCS International, Inc...............................   6,382       19,082
   *Wright Express Corp...................................  20,915    1,029,018
   *XO Group, Inc.........................................  63,220      591,107
   *X-Rite, Inc...........................................   6,735       32,732
   *Zix Corp..............................................  46,651      179,140
   *Zoran Corp............................................  55,000      456,500
   *Zygo Corp.............................................  42,048      504,576
                                                                   ------------
Total Information Technology..............................          235,965,425
                                                                   ------------
Materials -- (5.3%)
    A. Schulman, Inc......................................  32,086      710,705
   *A.M. Castle & Co......................................  53,523      929,159
   *AEP Industries, Inc...................................  15,697      425,075
    AK Steel Holding Corp.................................  67,672      822,215
   #AMCOL International Corp..............................  31,995      980,967
   *American Pacific Corp.................................  15,105      121,444

                                     1018

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Materials -- (Continued)
    American Vanguard Corp..................................  64,951 $  887,231
   *Arabian American Development Co.........................  10,667     47,468
    Arch Chemicals, Inc.....................................  28,324  1,334,627
    Balchem Corp............................................  26,831  1,174,393
    Boise, Inc.............................................. 116,700    808,731
    Buckeye Technologies, Inc...............................  76,189  2,048,722
    Cabot Corp..............................................  74,528  2,914,045
   *Calgon Carbon Corp......................................  45,320    674,815
    Carpenter Technology Corp...............................  50,262  2,887,049
   *Century Aluminum Co.....................................  89,481  1,165,043
   *Clearwater Paper Corp...................................  10,600    801,784
   *Coeur d'Alene Mines Corp................................  55,400  1,511,866
    Commercial Metals Co....................................  92,200  1,337,822
   *Contango ORE, Inc.......................................   2,399     35,985
   *Continental Materials Corp..............................   1,135     17,774
   *Core Molding Technologies, Inc..........................  24,525    222,932
    Deltic Timber Corp......................................  10,300    534,055
   #Eagle Materials, Inc....................................  45,300  1,125,705
   *Ferro Corp..............................................  79,306  1,032,564
    Friedman Industries, Inc................................  15,837    187,668
  #*General Moly, Inc....................................... 119,356    545,457
  #*General Steel Holdings, Inc.............................  13,313     19,570
   *Georgia Gulf Corp.......................................  21,863    438,135
    Globe Specialty Metals, Inc.............................  41,447    956,597
  #*Golden Minerals, Co.....................................  24,573    357,291
   *Graphic Packaging Holding Co............................ 286,774  1,419,531
    H.B. Fuller Co..........................................  55,958  1,279,200
   #Hawkins, Inc............................................  18,254    628,303
    Haynes International, Inc...............................  27,303  1,710,260
   *Headwaters, Inc......................................... 125,395    287,155
   *Hecla Mining Co......................................... 146,006  1,134,467
   *Horsehead Holding Corp..................................  70,825    791,115
    Innophos Holdings, Inc..................................  31,295  1,508,419
   *Innospec, Inc...........................................  36,613  1,176,010
    Kaiser Aluminum Corp....................................  19,383  1,081,959
   *KapStone Paper & Packaging Corp.........................  76,202  1,187,989
    KMG Chemicals, Inc......................................  28,394    475,883
    Koppers Holdings, Inc...................................   6,241    231,042
   *Kraton Performance Polymers, Inc........................  12,604    455,004
    Kronos Worldwide, Inc...................................  93,002  2,879,342
   *Landec Corp.............................................  62,261    384,773
    Limoneira Co............................................   1,093     22,658
  #*Louisiana-Pacific Corp.................................. 133,286  1,032,966
   *LSB Industries, Inc.....................................  32,790  1,303,075
   *Materion Corp...........................................  33,629  1,281,937
   *Mercer International, Inc............................... 103,293    954,427
   *Metals USA Holdings Corp................................  12,518    192,527
    Minerals Technologies, Inc..............................  22,365  1,448,805
  #*Mines Management, Inc...................................  10,475     19,902
   *Mod-Pac Corp............................................   5,715     34,176
    Myers Industries, Inc...................................  77,377    920,786
    Neenah Paper, Inc.......................................  36,999    747,010
    NewMarket Corp..........................................   7,800  1,279,356
    NL Industries, Inc...................................... 133,390  2,401,020
   *Northern Technologies International Corp................   7,993    140,357
    Olin Corp...............................................  47,749    998,432
    Olympic Steel, Inc......................................  25,098    656,313
   *OM Group, Inc...........................................  39,000  1,414,920
   *Omnova Solutions, Inc...................................  74,458    503,336
    P.H. Glatfelter Co......................................  93,220  1,406,690
   *Penford Corp............................................  21,729    126,245

                                     1019

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Materials -- (Continued)
    PolyOne Corp...........................................  85,655 $ 1,327,652
    Quaker Chemical Corp...................................  24,924   1,010,419
    Rock-Tenn Co. Class A..................................  16,000     983,360
   *RTI International Metals, Inc..........................  35,400   1,135,278
    Schnitzer Steel Industries, Inc. Class A...............   5,000     253,950
    Schweitzer-Maudoit International, Inc..................  24,574   1,378,847
  #*Senomyx, Inc...........................................  46,678     243,659
    Sensient Technologies Corp.............................  52,915   1,964,205
   *Solitario Exploration & Royalty Corp...................  13,151      36,954
   *Spartech Corp..........................................  33,841     194,586
    Stepan Co..............................................  11,403     904,258
  #*Stillwater Mining Co...................................  30,255     462,902
    Synalloy Corp..........................................  15,685     181,005
    Texas Industries, Inc..................................  24,503     946,061
  #*U.S. Gold Corp.........................................  92,774     589,115
   *United States Lime & Minerals, Inc.....................  12,780     527,047
   *Universal Stainless & Alloy Products, Inc..............  13,599     607,739
    Valhi, Inc.............................................     589      31,936
    Wausau Paper Corp......................................  80,602     594,843
   #Westlake Chemical Corp.................................  45,216   2,339,928
    Worthington Industries, Inc............................  64,430   1,351,097
   *WR Grace & Co..........................................  18,700     943,228
    Zep, Inc...............................................  28,658     537,338
  #*Zoltek Cos., Inc.......................................  78,566     794,302
                                                                    -----------
Total Materials............................................          79,911,993
                                                                    -----------
Other -- (0.0%)
 .#*Atlas Energy, Inc. Escrow Shares.......................  28,782          --
  .*MAIR Holdings, Inc. Escrow Shares......................  23,464          --
  .*Petrocorp, Inc. Escrow Shares..........................   5,200         312
                                                                    -----------
Total Other................................................                 312
                                                                    -----------
Telecommunication Services -- (0.9%)
    AboveNet, Inc..........................................   9,043     550,628
   #Alaska Communications Systems Group, Inc...............  52,211     377,486
    Atlantic Tele-Network, Inc.............................  18,358     693,382
   *Cbeyond, Inc...........................................  38,739     435,039
   *CenturyLink, Inc.......................................   3,451     128,067
   *Cincinnati Bell, Inc................................... 261,683     905,423
   *Cogent Communications Group, Inc.......................   5,564      83,849
    Consolidated Communications Holdings, Inc..............  35,823     645,530
  #*FiberTower Corp........................................  15,035      16,839
   *General Communications, Inc. Class A...................  90,727   1,029,751
  #*Global Crossing, Ltd...................................  29,672   1,021,607
    HickoryTech Corp.......................................  34,398     367,371
    IDT Corp. Class B......................................  40,819     984,962
  #*Iridium Communications, Inc............................  89,605     764,331
  #*Leap Wireless International, Inc.......................  75,500   1,016,230
   *Neutral Tandem, Inc....................................  63,789     977,885
    NTELOS Holdings Corp...................................  18,094     351,385
   *PAETEC Holding Corp....................................  68,117     301,077
   *Premiere Global Services, Inc..........................  78,354     662,875
   *Primus Telecommunications Group, Inc...................   4,193      57,067
    Shenandoah Telecommunications Co.......................  29,705     471,121
    SureWest Communications................................  32,014     420,024
    USA Mobility, Inc......................................  49,865     823,271
    Warwick Valley Telephone Co............................   6,834      95,881
                                                                    -----------
Total Telecommunication Services...........................          13,181,081
                                                                    -----------

                                     1020

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Utilities -- (2.3%)
    ALLETE, Inc......................................     32,572 $    1,311,023
    American States Water Co.........................     15,616        533,911
    Artesian Resources Corp..........................     14,721        267,922
    Avista Corp......................................     49,065      1,236,929
   #Black Hills Corp.................................     43,190      1,290,517
  #*Cadiz, Inc.......................................     12,644        136,302
    California Water Service Group...................     30,428        557,137
    Central Vermont Public Service Corp..............     19,742        692,747
    CH Energy Group, Inc.............................     14,237        727,084
    Chesapeake Utilities Corp........................     14,872        574,208
    Cleco Corp.......................................     53,455      1,855,958
    Connecticut Water Services, Inc..................     13,284        336,484
   #Consolidated Water Co., Ltd......................     14,150        127,633
    Delta Natural Gas Co., Inc.......................      8,819        285,559
  #*Dynegy, Inc......................................    117,204        670,407
    El Paso Electric Co..............................     49,500      1,655,775
   #Empire District Electric Co......................     31,003        632,771
    Gas Natural, Inc.................................     16,598        185,898
   *GenOn Energy, Inc................................    292,918      1,139,451
    IDACORP, Inc.....................................     25,596      1,003,619
    Laclede Group, Inc...............................     21,786        811,528
    MGE Energy, Inc..................................     23,544        967,188
    Middlesex Water Co...............................     24,724        452,202
    New Jersey Resources Corp........................     41,200      1,796,732
    Northwest Natural Gas Co.........................     20,746        925,479
    NorthWestern Corp................................     32,919      1,054,066
    Ormat Technologies, Inc..........................     38,614        805,488
    Otter Tail Corp..................................     28,242        586,869
    Pennichuck Corp..................................     10,155        289,925
    PNM Resources, Inc...............................     88,352      1,327,047
    Portland General Electric Co.....................     81,346      2,015,754
    RGC Resources, Inc...............................      6,594        210,217
    SJW Corp.........................................     33,620        790,742
   #South Jersey Industries, Inc.....................     33,187      1,675,944
    Southwest Gas Corp...............................     48,973      1,826,203
  #*Synthesis Energy Systems, Inc....................     53,858        111,486
   #UIL Holdings Corp................................     32,558      1,039,577
    UniSource Energy Corp............................     36,163      1,331,522
    Unitil Corp......................................     19,359        494,622
    WGL Holdings, Inc................................     23,301        904,312
    York Water Co....................................     22,032        375,425
                                                                 --------------
Total Utilities......................................                35,013,663
                                                                 --------------
TOTAL COMMON STOCKS..................................             1,291,896,764
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
  .*BankAtlantic Bancorp, Inc. Rights 06/16/11.......     13,770          3,856
  .*Capital Bank Corp. Rights 03/04/11...............      3,283             --
  .*Contra Pharmacopeia Contingent Value Rights......     38,293             --
  .*Emergent Biosolutions, Inc. Contingent Value
   Rights............................................     11,896             --
   *Valley National Bancorp Warrants 06/30/15........          3              8
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                     3,864
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
    BlackRock Liquidity Funds Tempcash Portfolio -
      Institutional Shares........................... 10,076,122     10,076,122

                                     1021

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                      SHARES/
                                                       FACE
                                                      AMOUNT         VALUE+
                                                    ------------ --------------
                                                       (000)
SECURITIES LENDING COLLATERAL -- (13.5%)
    (S)@DFA Short Term Investment Fund.............  202,877,828 $  202,877,828
@Repurchase Agreement, JPMorgan Securities LLC
  0.20%, 08/01/11 (Collateralized by $647,960
  FNMA, rates ranging from 4.500% to 6.500%,
  maturities ranging from 05/01/36 to 07/01/41,
  valued at $649,998) to be repurchased at $629,089 $        629        629,079
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL................                 203,506,907
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,075,168,262)^^...........................              $1,505,483,657
                                                                 ==============

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                             VALUATION INPUTS
                            --------------------------------------------------
                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                            --------------------------------------------------
                               LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                            -------------- ------------ ------- --------------
 Common Stocks
     Consumer
       Discretionary....... $  209,189,949           --   --    $  209,189,949
     Consumer Staples......     53,817,412           --   --        53,817,412
     Energy................    101,506,380 $      3,519   --       101,509,899
     Financials............    198,584,205           --   --       198,584,205
     Health Care...........    133,256,462       62,928   --       133,319,390
     Industrials...........    231,385,435       18,000   --       231,403,435
     Information
       Technology..........    235,965,425           --   --       235,965,425
     Materials.............     79,911,993           --   --        79,911,993
     Other.................             --          312   --               312
     Telecommunication
       Services............     13,181,081           --   --        13,181,081
     Utilities.............     35,013,663           --   --        35,013,663
 Rights/Warrants...........              8        3,856   --             3,864
 Temporary Cash
   Investments.............     10,076,122           --   --        10,076,122
 Securities Lending
   Collateral..............             --  203,506,907   --       203,506,907
                            -------------- ------------   --    --------------
 TOTAL..................... $1,301,888,135 $203,595,522   --    $1,505,483,657
                            ============== ============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                                     1022

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                             SHARES    VALUE+
                                                             ------- ----------
COMMON STOCKS -- (89.3%)
Consumer Discretionary -- (12.6%)
   *1-800-FLOWERS.COM, Inc..................................  13,987 $   42,101
   *99 Cents Only Stores....................................  37,689    744,358
    Aaron's, Inc............................................  44,484  1,121,442
    Abercrombie & Fitch Co..................................  37,949  2,774,831
   *AC Moore Arts & Crafts, Inc.............................  11,244     20,801
    Acme United Corp........................................     700      7,077
    Advance Auto Parts, Inc.................................   2,100    115,437
  #*Aeropostale, Inc........................................  16,200    272,970
   *AFC Enterprises, Inc....................................   9,402    145,261
    AH Belo Corp............................................   9,396     60,134
    Aldila, Inc.............................................   1,300      5,005
   *Amazon.com, Inc.........................................  14,300  3,182,036
    Ambassadors Group, Inc..................................   9,090     77,447
   *AMC Networks, Inc. Class A..............................   6,203    230,690
    Amcon Distributing Co...................................     116      7,582
   *American Axle & Manufacturing Holdings, Inc.............  30,107    345,327
    American Eagle Outfitters, Inc.......................... 108,322  1,423,351
  #*American Public Education, Inc..........................   4,000    182,280
   *America's Car-Mart, Inc.................................   5,500    186,120
   *Amerigon, Inc...........................................  11,100    186,702
    Ameristar Casinos, Inc..................................  24,796    550,471
  #*ANN, Inc................................................  31,443    815,631
   *Apollo Group, Inc. Class A..............................   5,000    254,150
    Arbitron, Inc...........................................   6,900    269,928
  #*Archipelago Learning, Inc...............................   4,744     45,732
   *Arctic Cat, Inc.........................................   6,587    108,554
    Ark Restaurants Corp....................................   1,415     21,437
   *Asbury Automotive Group, Inc............................  16,975    365,472
   *Ascena Retail Group, Inc................................  42,572  1,375,927
   *Ascent Capital Group, Inc. Class A......................   7,482    359,959
  #*Atrinsic, Inc...........................................   2,961     11,666
   *Audiovox Corp. Class A..................................  11,009     79,155
    Autoliv, Inc............................................  11,256    744,697
  #*AutoNation, Inc.........................................  50,992  1,917,809
   *AutoZone, Inc...........................................   2,000    570,900
   *Ballantyne Strong, Inc..................................   7,021     26,820
  #*Bally Technologies, Inc.................................  11,245    443,390
   #Barnes & Noble, Inc.....................................  30,300    527,220
    Bassett Furniture Industries, Inc.......................   4,408     34,823
   *Beasley Broadcast Group, Inc............................   2,443     10,285
  #*Beazer Homes USA, Inc...................................  40,545    117,580
    bebe stores, Inc........................................  47,146    349,352
   *Bed Bath & Beyond, Inc..................................  22,200  1,298,478
   *Belo Corp...............................................  49,867    348,570
   *Benihana, Inc...........................................     690      6,293
   *Benihana, Inc. Class A..................................   4,819     44,431
   #Best Buy Co., Inc.......................................  27,911    770,344
    Big 5 Sporting Goods Corp...............................  11,665     96,236
   *Big Lots, Inc...........................................  33,530  1,167,850
   *Biglari Holdings, Inc...................................     800    294,536
  #*BJ's Restaurants, Inc...................................  14,900    690,913
  #*Blue Nile, Inc..........................................   3,300    139,788
   *Bluegreen Corp..........................................  15,723     40,565
    Blyth, Inc..............................................   4,609    291,565
    Bob Evans Farms, Inc....................................  16,628    574,331
   #Bon-Ton Stores, Inc. (The)..............................   9,485     96,273
   #Books-A-Million, Inc....................................   7,785     24,056
  #*BorgWarner, Inc.........................................  21,107  1,680,539

                                     1023

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
    Bowl America, Inc. Class A..............................   1,280 $   16,294
  #*Boyd Gaming Corp........................................  39,950    349,163
  #*Bridgepoint Education, Inc..............................  16,023    396,729
    Brinker International, Inc..............................  33,331    800,611
   *Brookfield Residential Properties, Inc..................   3,812     38,006
   #Brown Shoe Co., Inc.....................................  20,200    204,020
   #Brunswick Corp..........................................  10,030    218,955
   #Buckle, Inc.............................................  14,000    620,340
   *Buffalo Wild Wings, Inc.................................   7,847    498,520
   *Build-A-Bear-Workshop, Inc..............................   9,636     59,647
  #*Cabela's, Inc...........................................  38,864  1,063,319
    Cablevision Systems Corp................................  24,813    604,445
   *Cache, Inc..............................................   4,595     26,651
    Callaway Golf Co........................................  37,000    234,950
   *Cambium Learning Group, Inc.............................  38,040    120,206
   *Canterbury Park Holding Corp............................     200      2,274
   *Capella Education Co....................................   3,210    137,227
  #*Career Education Corp...................................  41,966    952,209
   *Caribou Coffee Co., Inc.................................  11,497    151,875
   *CarMax, Inc.............................................  42,608  1,362,178
   *Carmike Cinemas, Inc....................................   4,400     27,324
    Carnival Corp........................................... 118,459  3,944,685
    Carriage Services, Inc..................................   7,701     43,973
   *Carrols Restaurant Group, Inc...........................  11,653    114,549
  #*Carter's, Inc...........................................  32,552  1,090,492
   *Casual Male Retail Group, Inc...........................  25,969    109,329
    Cato Corp. Class A......................................  15,575    433,296
   *Cavco Industries, Inc...................................   3,591    152,833
    CBS Corp. Class A.......................................   7,638    210,809
    CBS Corp. Class B....................................... 198,685  5,438,008
    CEC Entertainment, Inc..................................   9,900    383,130
   *Central European Media Enterprises, Ltd. Class A........   3,734     71,394
  #*Charles & Colvard, Ltd..................................   7,222     17,694
   *Charming Shoppes, Inc...................................  63,512    260,399
   *Cheesecake Factory, Inc.................................  33,065    953,264
    Cherokee, Inc...........................................   2,045     32,434
    Chico's FAS, Inc........................................  91,885  1,386,545
  #*Children's Place Retail Stores, Inc. (The)..............  15,571    752,391
  #*Chipotle Mexican Grill, Inc.............................   5,000  1,622,900
    Choice Hotels International, Inc........................  13,995    426,708
    Christopher & Banks Corp................................  19,059    120,072
    Churchill Downs, Inc....................................   9,319    409,384
    Cinemark Holdings, Inc..................................  64,292  1,253,051
   *Citi Trends, Inc........................................   7,600    106,628
   *Clear Channel Outdoor Holdings, Inc. Class A............  17,824    209,432
    Coach, Inc..............................................  15,500  1,000,680
   *Cobra Electronics Corp..................................     500      1,950
  #*Coinstar, Inc...........................................  12,196    595,897
   *Coldwater Creek, Inc....................................  39,300     49,518
  #*Collective Brands, Inc..................................  34,800    409,944
    Collectors Universe, Inc................................   4,045     63,264
   #Columbia Sportswear Co..................................  18,894  1,084,516
    Comcast Corp. Class A................................... 386,017  9,272,128
    Comcast Corp. Special Class A........................... 154,874  3,614,759
  #*Conn's, Inc.............................................  15,047    123,837
    Cooper Tire & Rubber Co.................................  28,990    488,771
   *Core-Mark Holding Co., Inc..............................   6,302    234,686
   *Corinthian Colleges, Inc................................  23,689     98,546
   *Cost Plus, Inc..........................................  11,527    102,475
   #CPI Corp................................................   1,600     17,824
   #Cracker Barrel Old Country Store, Inc...................   6,591    297,320

                                     1024

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   *Crocs, Inc..............................................  41,900 $1,312,727
   *Crown Media Holdings, Inc...............................  15,413     26,202
    CSS Industries, Inc.....................................     200      3,968
   *Culp, Inc...............................................   5,746     51,139
  #*Cumulus Media, Inc......................................  15,609     55,100
   *Cybex International, Inc................................   2,998      2,401
  #*Dana Holding Corp.......................................  74,176  1,236,514
   #Darden Restaurants, Inc.................................  34,112  1,732,890
  #*Deckers Outdoor Corp....................................  14,937  1,482,497
   *dELiA*s, Inc............................................   7,169     12,617
   *Delta Apparel, Inc......................................   6,071    119,417
    Destination Maternity Corp..............................   7,084    116,319
    DeVry, Inc..............................................  15,149    941,359
   *DGSE Cos., Inc..........................................   2,601     23,045
   *Dick's Sporting Goods, Inc..............................  14,942    552,854
   #Dillard's, Inc. Class A.................................  39,857  2,242,355
   *DineEquity, Inc.........................................   9,577    498,962
   *DIRECTV Class A.........................................  57,283  2,903,102
   *Discovery Communications, Inc. Class A..................  21,350    849,730
   *Discovery Communications, Inc. Class B..................   1,077     42,827
   *Discovery Communications, Inc. Class C..................  22,783    820,871
   *DISH Network Corp.......................................  20,300    601,489
   *Dixie Group, Inc........................................   3,261     14,120
   *Dolan Media Co..........................................  16,222    128,640
  #*Dollar General Corp.....................................  16,780    527,899
   *Dollar Tree, Inc........................................  15,300  1,013,319
   *Domino's Pizza, Inc.....................................  22,641    608,364
   *Dorman Products, Inc....................................  10,724    383,169
    Dover Downs Gaming & Entertainment, Inc.................   8,312     25,767
    DR Horton, Inc.......................................... 179,519  2,132,686
   *Dreams, Inc.............................................  14,456     38,019
  #*DreamWorks Animation SKG, Inc...........................  16,208    354,307
    Drew Industries, Inc....................................  12,400    264,120
   *DSW, Inc................................................  16,557    877,190
   *E.W. Scripps Co. Class A (The)..........................  26,521    228,611
  #*Eastman Kodak Co........................................ 137,397    329,753
  #*Education Management Corp...............................   7,203    160,699
    Educational Development Corp............................   1,000      5,350
    Einstein Noah Restaurant Group, Inc.....................   8,917    139,819
   *Emerson Radio Corp......................................  12,967     22,952
   *Entercom Communications Corp............................  16,736    132,884
   *Entravision Communications Corp.........................  26,900     51,917
    Escalade, Inc...........................................   4,331     25,640
   #Ethan Allen Interiors, Inc..............................  15,940    293,296
   *Ever-Glory International Group, Inc.....................   1,400      2,646
   *Exide Technologies......................................  43,553    311,839
    Expedia, Inc............................................  13,250    419,892
    Family Dollar Stores, Inc...............................   1,000     53,110
   *Famous Dave's of America, Inc...........................   3,800     38,988
   *Federal-Mogul Corp......................................  46,933    899,706
    Finish Line, Inc. Class A...............................  29,500    628,350
   *Fisher Communications, Inc..............................   4,242    124,375
    Flexsteel Industries, Inc...............................   1,903     29,021
    Foot Locker, Inc........................................  96,404  2,094,859
  #*Ford Motor Co........................................... 164,337  2,006,555
    Fortune Brands, Inc.....................................  49,526  2,981,960
   *Fossil, Inc.............................................  37,684  4,735,748
    Fred's, Inc.............................................  22,600    297,868
    Frisch's Restaurants, Inc...............................   2,647     55,825
  #*Fuel Systems Solutions, Inc.............................  10,132    215,204
   *Full House Resorts, Inc.................................   6,713     21,213

                                     1025

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   *Furniture Brands International, Inc.....................  26,795 $  107,984
    Gaiam, Inc..............................................   9,924     42,872
  #*GameStop Corp. Class A..................................  81,831  1,929,575
    Gaming Partners International Corp......................   2,830     22,187
    Gannett Co., Inc........................................ 129,687  1,654,806
   #Gap, Inc................................................  57,461  1,108,423
   #Garmin, Ltd.............................................  56,321  1,837,754
   *Gaylord Entertainment Co................................  26,962    791,065
   *Geeknet, Inc............................................   3,343     82,372
   *Genesco, Inc............................................  13,266    687,179
    Gentex Corp.............................................  27,225    771,556
    Genuine Parts Co........................................  36,556  1,943,317
   *G-III Apparel Group, Ltd................................  11,048    341,052
   *Global Sources, Ltd.....................................  11,995    110,474
   *Global Traffic Network, Inc.............................  10,047    118,454
  #*Golfsmith International Holdings, Inc...................   1,127      4,677
   *Goodyear Tire & Rubber Co...............................  23,200    375,144
   *Gray Television, Inc....................................  27,797     67,547
   *Gray Television, Inc. Class A...........................   2,300      4,830
   *Great Wolf Resorts, Inc.................................  13,527     47,209
    Group 1 Automotive, Inc.................................  13,371    636,861
    Guess?, Inc.............................................   5,055    192,697
   #H&R Block, Inc..........................................  26,200    391,952
   *Hallwood Group, Inc.....................................     342      5,482
   *Hanesbrands, Inc........................................  16,146    492,614
    Harley-Davidson, Inc....................................  33,100  1,436,209
    Harman International Industries, Inc....................  32,399  1,347,798
    Harte-Hanks, Inc........................................  34,207    279,471
    Hasbro, Inc.............................................  10,470    414,193
    Haverty Furniture Cos., Inc.............................  10,420    115,558
    Haverty Furniture Cos., Inc. Class A....................     717      7,916
   *Heelys, Inc.............................................   7,843     17,647
   *Helen of Troy, Ltd......................................  16,857    543,638
  #*hhgregg, Inc............................................  16,525    203,753
   *Hibbett Sporting Goods, Inc.............................  12,374    485,556
    Hillenbrand, Inc........................................  26,152    572,467
   *Hollywood Media Corp....................................   3,406      5,484
   #Home Depot, Inc......................................... 144,802  5,057,934
    Hooker Furniture Corp...................................   4,979     44,911
    Hot Topic, Inc..........................................  24,200    180,774
  #*Hovnanian Enterprises, Inc..............................  21,000     40,320
   *HSN, Inc................................................  25,360    829,018
   *Hyatt Hotels Corp. Class A..............................   3,072    119,163
   *Iconix Brand Group, Inc.................................  40,832    952,611
    International Game Technology...........................  27,005    502,023
    International Speedway Corp.............................  15,102    422,403
   #Interpublic Group of Cos., Inc. (The)................... 130,592  1,281,108
   *Interval Leisure Group, Inc.............................  27,685    355,752
   *iRobot Corp.............................................  12,979    453,746
   *Isle of Capri Casinos, Inc..............................  20,596    174,654
  #*ITT Educational Services, Inc...........................   2,600    222,742
   *J. Alexander's Corp.....................................   5,096     33,328
   #J.C. Penney Co., Inc....................................  90,573  2,786,025
  #*Jack in the Box, Inc....................................  28,514    647,838
  #*JAKKS Pacific, Inc......................................  13,368    233,272
   *Jamba, Inc..............................................   6,870     13,877
    Jarden Corp.............................................  37,340  1,157,167
   #Johnson Controls, Inc...................................  97,400  3,598,930
   *Johnson Outdoors, Inc. Class A..........................   2,745     48,943
    Jones Group, Inc. (The).................................  42,077    544,476
  #*Jos. A. Bank Clothiers, Inc.............................  15,500    795,305

                                     1026

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   *Journal Communications, Inc.............................  23,003 $  114,095
   *K12, Inc................................................  14,386    461,503
   #KB Home.................................................  42,500    360,825
   *Kenneth Cole Productions, Inc. Class A..................   5,400     68,904
   *Kid Brands, Inc.........................................  17,790     81,656
  #*Kirkland's, Inc.........................................  10,684    115,280
   *Knology, Inc............................................  15,100    207,323
    Kohl's Corp.............................................  54,260  2,968,565
   *Kona Grill, Inc.........................................   2,064     15,191
    Koss Corp...............................................   1,566      9,678
   *Krispy Kreme Doughnuts, Inc.............................  35,600    291,208
    KSW, Inc................................................     498      1,967
   *K-Swiss, Inc. Class A...................................  16,800    179,088
    Lacrosse Footwear, Inc..................................   2,889     40,157
   *Lakeland Industries, Inc................................   1,682     13,860
   *Lakes Entertainment, Inc................................  11,593     25,273
   *Lamar Advertising Co. Class A...........................  33,352    849,142
   *Las Vegas Sands Corp....................................  31,071  1,465,930
   *La-Z-Boy, Inc...........................................  28,918    253,611
   *Leapfrog Enterprises, Inc...............................  21,071     82,177
   #Lear Corp...............................................  22,491  1,102,059
    Learning Tree International, Inc........................   7,899     79,227
    Leggett & Platt, Inc....................................  86,310  1,872,927
   #Lennar Corp. Class A....................................  96,883  1,713,860
    Lennar Corp. Class B Voting.............................  14,859    209,512
  #*Libbey, Inc.............................................   7,227    111,802
   *Liberty Global, Inc. Class A............................  52,800  2,207,040
   *Liberty Global, Inc. Class B............................     121      5,276
   *Liberty Global, Inc. Class C............................  45,685  1,826,029
   *Liberty Media Corp. Capital Class A.....................  51,949  4,146,050
   *Liberty Media Corp. Capital Class B.....................     329     26,348
   *Liberty Media Corp. Interactive Class A................. 212,105  3,480,643
   *Liberty Media Corp. Interactive Class B.................   1,100     18,128
   *Liberty Media-Starz Corp. Series A......................  28,209  2,165,323
   *Liberty Media-Starz Corp. Series B......................     286     22,784
  #*Life Time Fitness, Inc..................................  22,404    935,591
    Lifetime Brands, Inc....................................   6,011     66,121
    Limited Brands, Inc.....................................  56,920  2,154,991
   *LIN TV Corp. Class A....................................  16,626     68,167
    Lincoln Educational Services Corp.......................  12,656    226,289
    Lithia Motors, Inc......................................  12,708    262,293
   *Live Nation Entertainment, Inc.......................... 100,681  1,117,559
   *LKQ Corp................................................  73,300  1,800,981
  #*LodgeNet Interactive Corp...............................   7,200     20,376
   *Lowe's Cos., Inc........................................ 255,861  5,521,480
   *Luby's, Inc.............................................  14,100     77,127
  #*Lumber Liquidators Holdings, Inc........................   4,600     72,266
   *M/I Homes, Inc..........................................  10,772    121,724
    Mac-Gray Corp...........................................   7,400    108,780
    Macy's, Inc............................................. 138,411  3,995,926
   *Madison Square Garden Co. (The).........................  34,332    909,798
   *Maidenform Brands, Inc..................................  13,135    339,540
    Marcus Corp.............................................  11,500    111,320
   *Marine Products Corp....................................  17,642     96,149
   *MarineMax, Inc..........................................  12,157    111,723
   #Marriott International, Inc. Class A....................  15,942    518,115
  #*Martha Stewart Living Omnimedia, Inc. Class A...........  16,300     66,830
    Mattel, Inc.............................................  42,182  1,124,572
    Matthews International Corp. Class A....................  16,457    595,579
  #*McClatchy Co. (The).....................................  33,806     76,064
   *McCormick & Schmick's Seafood Restaurants, Inc..........  13,490    119,252

                                     1027

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
    McDonald's Corp.........................................  30,686 $2,653,725
    McGraw-Hill Cos., Inc...................................  12,300    511,680
    MDC Holdings, Inc.......................................  24,384    551,322
   *Media General, Inc. Class A.............................  10,800     29,484
    Men's Wearhouse, Inc. (The).............................  28,895    947,467
   #Meredith Corp...........................................  20,002    597,060
  #*Meritage Homes Corp.....................................  17,189    375,580
  #*MGM Resorts International............................... 167,814  2,535,670
   *Midas, Inc..............................................   5,836     31,865
   *Modine Manufacturing Co.................................  25,843    385,319
   *Mohawk Industries, Inc..................................  38,293  1,992,385
   *Monarch Casino & Resort, Inc............................   8,300     95,865
    Monro Muffler Brake, Inc................................  17,643    630,914
   *Morgans Hotel Group Co..................................   9,700     69,452
   #Morningstar, Inc........................................   4,175    260,353
   *Morton's Restaurant Group, Inc..........................   8,045     55,752
   *Motorcar Parts of America, Inc..........................   5,479     70,734
    Movado Group, Inc.......................................  10,155    164,308
   *MTR Gaming Group, Inc...................................  12,298     36,279
   *Multimedia Games Holding Co., Inc.......................  18,101     78,558
   *Nathan's Famous, Inc....................................   2,186     41,556
    National CineMedia, Inc.................................  19,753    290,962
   *Nautilus, Inc...........................................  17,506     32,911
   *Navarre Corp............................................  15,835     31,353
  #*Netflix, Inc............................................   9,300  2,473,707
   *New Frontier Media, Inc.................................   1,017      1,424
   *New York & Co., Inc.....................................  31,679    172,967
  #*New York Times Co. Class A (The)........................  80,248    688,528
    Newell Rubbermaid, Inc..................................  78,375  1,216,380
    News Corp. Class A...................................... 374,342  5,996,959
    News Corp. Class B...................................... 133,525  2,203,162
   *Nexstar Broadcasting Group, Inc.........................   4,533     39,709
    NIKE, Inc. Class B......................................  19,330  1,742,600
   *Nobel Learning Communities, Inc.........................     841      9,857
   *Nobility Homes, Inc.....................................   1,152      9,101
    Nordstrom, Inc..........................................  15,830    794,033
   #Nutri/System, Inc.......................................  10,967    163,847
  #*NVR, Inc................................................   2,359  1,604,332
   *O'Charley's, Inc........................................  10,890     66,320
   *Office Depot, Inc....................................... 155,836    589,060
  #*OfficeMax, Inc..........................................  46,264    327,549
    Omnicom Group, Inc......................................  24,500  1,149,540
   *Orbitz Worldwide, Inc...................................  44,855    146,227
   *O'Reilly Automotive, Inc................................  38,194  2,272,543
   *Orient-Express Hotels, Ltd..............................  56,459    558,380
    Outdoor Channel Holdings, Inc...........................  13,111     87,188
   *Overstock.com, Inc......................................   7,747     98,309
   #Oxford Industries, Inc..................................   9,199    360,417
    P.F. Chang's China Bistro, Inc..........................  12,900    424,797
  #*Pacific Sunwear of California, Inc......................  34,579     96,475
  #*Panera Bread Co. Class A................................   4,600    530,426
   *Papa John's International, Inc..........................  11,550    360,476
  #*Peet's Coffee & Tea, Inc................................   7,000    408,800
   *Penn National Gaming, Inc...............................  46,500  1,949,745
    Penske Automotive Group, Inc............................  52,176  1,154,655
    Pep Boys - Manny, Moe & Jack (The)......................  28,200    303,150
   *Perry Ellis International, Inc..........................   9,035    211,148
   #PetMed Express, Inc.....................................  11,860    130,104
    PetSmart, Inc...........................................  15,192    653,560
  #*Pier 1 Imports, Inc.....................................  56,100    616,539
   *Pinnacle Entertainment, Inc.............................  34,461    497,272

                                     1028

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
    Polaris Industries, Inc.................................   5,400 $  640,170
    Polo Ralph Lauren Corp..................................   9,100  1,229,137
    Pool Corp...............................................  21,878    585,236
  #*Priceline.com, Inc......................................   3,200  1,720,480
   *Pulte Group, Inc........................................ 176,218  1,210,618
    PVH Corp................................................  31,223  2,234,006
   *Quiksilver, Inc.........................................  91,842    483,089
  #*Radio One, Inc..........................................  18,506     26,464
  #*RadioShack Corp.........................................  52,580    731,914
   *Reading International, Inc. Class A.....................   4,671     20,319
   *Red Lion Hotels Corp....................................   9,411     71,053
   *Red Robin Gourmet Burgers, Inc..........................   8,712    299,867
  #*Regal Entertainment Group...............................  34,579    442,265
    Regis Corp..............................................  30,026    445,886
    Rent-A-Center, Inc......................................  40,650  1,099,582
   *Rentrak Corp............................................   4,669     77,225
    RG Barry Corp...........................................   7,961     90,517
   *Rick's Cabaret International, Inc.......................   4,200     34,440
   *Rocky Brands, Inc.......................................   3,771     48,005
    Ross Stores, Inc........................................  10,200    772,854
   *Royal Caribbean Cruises, Ltd............................  78,487  2,403,272
  #*Ruby Tuesday, Inc.......................................  34,636    314,841
   *Ruth's Hospitality Group, Inc...........................  19,780    113,735
    Ryland Group, Inc. (The)................................  23,269    342,752
   *Saga Communications, Inc................................   1,129     36,715
  #*Saks, Inc...............................................  90,438    971,304
    Salem Communications Corp...............................   5,681     18,520
   *Sally Beauty Holdings, Inc..............................  41,679    716,879
    Scholastic Corp.........................................   7,300    209,656
   *Scientific Games Corp...................................  42,602    389,382
    Scripps Networks Interactive, Inc.......................   7,948    368,310
   *Sealy Corp..............................................  36,553     80,051
  #*Sears Holdings Corp.....................................  32,606  2,271,660
   *Select Comfort Corp.....................................  18,500    311,170
    Service Corp. International............................. 157,874  1,652,941
    Shiloh Industries, Inc..................................   8,291     87,304
   *Shoe Carnival, Inc......................................   7,598    240,021
   *Shuffle Master, Inc.....................................  29,226    272,386
   *Shutterfly, Inc.........................................  11,911    647,958
   *Signet Jewelers, Ltd. ADR...............................  48,953  2,097,147
    Sinclair Broadcast Group, Inc. Class A..................  14,200    140,722
  #*Six Flags Entertainment Corp............................   5,196    182,951
  #*Skechers U.S.A., Inc. Class A...........................  21,000    349,650
    Skyline Corp............................................   4,273     57,814
   *Smith & Wesson Holding Corp.............................  32,061    107,725
   #Sonic Automotive, Inc...................................  22,700    355,709
   *Sonic Corp..............................................  16,073    171,981
    Sotheby's Class A.......................................  30,000  1,270,500
    Spartan Motors, Inc.....................................  17,881     82,253
    Speedway Motorsports, Inc...............................  22,500    306,000
   *Sport Chalet, Inc. Class A..............................     100        199
    Stage Stores, Inc.......................................  20,604    366,751
    Standard Motor Products, Inc............................  12,711    180,496
  #*Standard Pacific Corp...................................  74,838    214,037
   *Stanley Furniture, Inc..................................   5,685     23,479
    Staples, Inc............................................  64,527  1,036,304
    Starbucks Corp..........................................  36,500  1,463,285
    Starwood Hotels & Resorts Worldwide, Inc................  14,600    802,416
    Stein Mart, Inc.........................................  24,397    231,772
   *Steiner Leisure, Ltd....................................   7,768    377,680
   *Steinway Musical Instruments, Inc.......................   6,270    181,767

                                     1029

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
   *Steven Madden, Ltd.....................................  21,613 $   823,455
    Stewart Enterprises, Inc...............................  47,863     332,648
   *Stoneridge, Inc........................................  13,467     168,068
    Strattec Security Corp.................................   1,297      33,138
   #Strayer Education, Inc.................................   3,304     401,932
    Sturm Ruger & Co., Inc.................................  10,514     287,242
    Superior Industries International, Inc.................  14,860     300,766
   *Syms Corp..............................................   3,094      32,301
   *Systemax, Inc..........................................  18,302     298,140
  #*Talbots, Inc...........................................  17,200      59,512
   *Tandy Brands Accessories, Inc..........................     887       1,854
   *Tandy Leather Factory, Inc.............................   1,550       7,920
    Target Corp............................................  59,079   3,041,978
   *Tempur-Pedic International, Inc........................  17,967   1,293,804
   *Tenneco, Inc...........................................  19,700     786,818
    Texas Roadhouse, Inc...................................  40,582     670,415
    Thor Industries, Inc...................................  26,232     648,717
   #Tiffany & Co...........................................  19,420   1,545,638
   *Timberland Co. Class A.................................  26,400   1,129,656
    Time Warner Cable, Inc.................................  88,298   6,473,126
   #Time Warner, Inc....................................... 205,166   7,213,637
    TJX Cos., Inc. (The)...................................  14,400     796,320
  #*Toll Brothers, Inc.....................................  94,834   1,892,887
   *Town Sports International Holdings, Inc................   9,854      90,066
    Tractor Supply Co......................................  24,800   1,634,816
   *Trans World Entertainment Corp.........................     800       1,640
   *True Religion Apparel, Inc.............................  13,954     470,110
   *TRW Automotive Holdings Corp...........................  54,943   2,772,973
   *Tuesday Morning Corp...................................  18,100      77,830
    Tupperware Corp........................................   7,381     461,239
   *Ulta Salon Cosmetics & Fragrance, Inc..................  22,200   1,399,266
   *Under Armour, Inc. Class A.............................  14,403   1,057,324
   *Unifi, Inc.............................................  11,796     151,343
   *Universal Electronics, Inc.............................   8,080     189,153
    Universal Technical Institute, Inc.....................  12,091     209,174
  #*Urban Outfitters, Inc..................................  13,100     426,274
  #*US Auto Parts Network, Inc.............................  14,821     111,009
    V.F. Corp..............................................  30,937   3,613,442
    Vail Resorts, Inc......................................  19,536     893,772
  #*Valassis Communications, Inc...........................  20,900     560,120
   *Valuevision Media, Inc. Class A........................  19,412     145,396
    Viacom, Inc. Class A...................................   2,201     120,153
    Viacom, Inc. Class B...................................  53,571   2,593,908
   *Visteon Corp...........................................     229      14,358
   *Vitamin Shoppe, Inc....................................   9,578     417,218
   *WABCO Holdings, Inc....................................  16,152   1,018,384
    Walt Disney Co. (The).................................. 365,590  14,119,086
   *Warnaco Group, Inc.....................................  21,990   1,172,067
    Washington Post Co. Class B............................   2,718   1,093,451
    Weight Watchers International, Inc.....................  15,694   1,211,420
   *Wells-Gardner Electronics Corp.........................   1,433       2,852
    Wendy's Co. (The)...................................... 248,156   1,307,782
   *West Marine, Inc.......................................  11,984     122,836
  #*Westwood One, Inc......................................   3,327      18,897
  #*Wet Seal, Inc. (The)...................................  56,457     276,075
    Weyco Group, Inc.......................................   4,889     113,229
    Whirlpool Corp.........................................  28,600   1,979,978
    Wiley (John) & Sons, Inc. Class A......................  21,462   1,074,388
    Wiley (John) & Sons, Inc. Class B......................   2,517     126,366
    Williams Controls, Inc.................................   2,462      27,353
    Williams-Sonoma, Inc...................................  21,755     805,370

                                     1030

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Discretionary -- (Continued)
    Winmark Corp..........................................   1,041 $     47,064
  #*Winnebago Industries, Inc.............................  16,200      135,918
   *WMS Industries, Inc...................................  13,100      361,167
    Wolverine World Wide, Inc.............................  20,600      780,122
   #World Wrestling Entertainment, Inc....................  11,400      114,798
    Wyndham Worldwide Corp................................  81,926    2,833,820
    Wynn Resorts, Ltd.....................................  10,001    1,536,954
    Yum! Brands, Inc......................................  15,386      812,689
  #*Zale Corp.............................................  16,121       90,439
  #*Zumiez, Inc...........................................  20,658      548,883
                                                                   ------------
Total Consumer Discretionary..............................          351,464,754
                                                                   ------------
Consumer Staples -- (5.6%)
    Alico, Inc............................................   3,506       85,581
   *Alliance One International, Inc.......................  46,772      153,880
    Altria Group, Inc..................................... 111,878    2,942,391
    Andersons, Inc. (The).................................   9,900      406,989
    Archer-Daniels-Midland Co............................. 118,184    3,590,430
    Arden Group, Inc. Class A.............................     597       52,990
   #Avon Products, Inc....................................  15,566      408,296
    B&G Foods, Inc........................................  25,400      477,266
   *BJ's Wholesale Club, Inc..............................  25,087    1,263,130
   *Boston Beer Co., Inc. Class A.........................   4,400      396,660
    Bridgford Foods Corp..................................   2,509       27,724
    Brown-Forman Corp. Class A............................   3,250      231,400
   #Brown-Forman Corp. Class B............................   5,175      380,673
    Bunge, Ltd............................................  53,167    3,658,421
   #Calavo Growers, Inc...................................   7,886      163,004
    Cal-Maine Foods, Inc..................................  11,477      388,037
   #Campbell Soup Co......................................  12,500      413,125
    Casey's General Stores, Inc...........................  26,000    1,170,000
    CCA Industries, Inc...................................   3,031       17,065
  #*Central European Distribution Corp....................  36,764      355,876
   *Central Garden & Pet Co...............................  10,091       90,214
   *Central Garden & Pet Co. Class A......................  23,515      205,991
   *Chiquita Brands International, Inc....................  33,877      401,104
   #Church & Dwight Co., Inc..............................  39,888    1,609,082
    Clorox Co.............................................   7,339      525,399
    Coca-Cola Bottling Co.................................   3,966      255,886
    Coca-Cola Co. (The)...................................  85,272    5,799,349
    Coca-Cola Enterprises, Inc............................  82,624    2,322,561
    Colgate-Palmolive Co..................................  17,875    1,508,292
    ConAgra, Inc.......................................... 112,178    2,872,879
   *Constellation Brands, Inc. Class A....................  70,747    1,442,531
   *Constellation Brands, Inc. Class B....................   1,902       38,649
    Corn Products International, Inc......................  42,878    2,182,061
    Costco Wholesale Corp.................................  41,646    3,258,799
   *Craft Brewers Alliance, Inc...........................   9,204       71,699
    CVS Caremark Corp..................................... 252,993    9,196,296
   *Darling International, Inc............................  52,585      887,635
   *Dean Foods Co.........................................  91,225    1,005,299
   #Diamond Foods, Inc....................................  12,227      875,331
  #*Dole Food Co., Inc....................................  43,554      618,031
    Dr. Pepper Snapple Group, Inc.........................  87,400    3,300,224
   *Elizabeth Arden, Inc..................................  17,575      566,266
  #*Energizer Holdings, Inc...............................  19,800    1,596,672
    Estee Lauder Cos., Inc................................   8,600      902,226
    Farmer Brothers Co....................................   8,389       65,686
   #Flowers Foods, Inc....................................  48,415    1,061,257
    Fresh Del Monte Produce, Inc..........................  33,353      817,482
    General Mills, Inc....................................  33,801    1,262,467

                                     1031

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Staples -- (Continued)
    Golden Enterprises, Inc................................   1,623 $     5,518
  #*Green Mountain Coffee, Inc.............................  25,060   2,604,987
    Griffin Land & Nurseries, Inc. Class A.................   2,369      66,119
   #H.J. Heinz Co..........................................  14,538     765,280
   *Hain Celestial Group, Inc..............................  24,300     785,619
   *Hansen Natural Corp....................................   9,400     720,228
   *Harbinger Group, Inc...................................   3,638      19,318
   *Heckmann Corp..........................................  64,028     386,089
    Herbalife, Ltd.........................................  14,046     782,643
    Hershey Co. (The)......................................   6,900     389,436
    Hormel Foods Corp......................................  50,998   1,477,412
  #*HQ Sustainable Maritime Industries, Inc................   7,166       1,505
    Imperial Sugar Co......................................   7,500     173,100
    Ingles Markets, Inc....................................   6,963     107,230
    Inter Parfums, Inc.....................................  16,773     336,131
    J & J Snack Foods Corp.................................   9,864     509,870
    J.M. Smucker Co........................................  42,558   3,316,119
   *John B. Sanfilippo & Son, Inc..........................   3,900      32,643
    Kellogg Co.............................................  12,976     723,801
    Kimberly-Clark Corp....................................  15,376   1,004,975
    Kraft Foods, Inc. Class A.............................. 315,783  10,856,620
    Kroger Co. (The).......................................  53,196   1,322,985
   #Lancaster Colony Corp..................................  12,900     775,677
  #*Lifeway Foods, Inc.....................................   2,867      31,824
    Lorillard, Inc.........................................   6,962     739,504
   *Mannatech, Inc.........................................   8,954       7,340
    McCormick & Co., Inc. Non-Voting.......................  10,400     505,960
    McCormick & Co., Inc. Voting...........................     812      39,764
    Mead Johnson Nutrition Co..............................   9,961     710,917
  #*Medifast, Inc..........................................   6,205     119,756
    MGP Ingredients, Inc...................................   8,850      69,650
    Molson Coors Brewing Co. Class A.......................     266      12,023
    Molson Coors Brewing Co. Class B.......................  57,483   2,589,609
    Nash-Finch Co..........................................   6,538     234,060
    National Beverage Corp.................................  22,526     332,934
   *Natural Alternatives International, Inc................   2,465      11,857
    Nu Skin Enterprises, Inc. Class A......................  24,814     931,518
   *Nutraceutical International Corp.......................   5,931      87,779
    Oil-Dri Corp. of America...............................   3,793      78,477
   *Omega Protein Corp.....................................  10,694     129,611
    Orchids Paper Products Co..............................   3,015      38,743
   *Overhill Farms, Inc....................................   7,310      37,646
   *Pantry, Inc............................................  14,407     256,733
   *Parlux Fragrances, Inc.................................   8,913      26,917
   #PepsiCo, Inc...........................................  84,836   5,432,897
    Philip Morris International, Inc.......................  68,674   4,887,529
   *Physicians Formula Holdings, Inc.......................   6,898      26,212
  #*Pilgrim's Pride Corp...................................  22,741     109,157
   *Prestige Brands Holdings, Inc..........................  28,310     345,948
    PriceSmart, Inc........................................  16,614     972,251
    Procter & Gamble Co. (The)............................. 249,484  15,340,771
   *Ralcorp Holdings, Inc..................................  23,049   1,993,738
   *Reddy Ice Holdings, Inc................................   6,809      20,359
    Reliv' International, Inc..............................   2,518       4,507
   *Revlon, Inc............................................  17,422     293,386
    Reynolds American, Inc.................................  39,700   1,397,440
    Rocky Mountain Chocolate Factory, Inc..................   4,490      41,263
   #Ruddick Corp...........................................  27,433   1,149,443
   #Safeway, Inc........................................... 105,849   2,134,974
   #Sanderson Farms, Inc...................................  12,260     566,657
    Sara Lee Corp..........................................  58,800   1,123,668

                                     1032

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES     VALUE+
                                                            ------- ------------
Consumer Staples -- (Continued)
    Schiff Nutrition International, Inc....................  11,358 $    131,412
   *Seneca Foods Corp......................................   4,330      112,147
   *Seneca Foods Corp. Class B.............................     283        7,208
   *Smart Balance, Inc.....................................  41,360      196,046
   *Smithfield Foods, Inc..................................  91,072    2,005,405
    Snyders-Lance, Inc.....................................  19,127      390,382
    Spartan Stores, Inc....................................  12,519      221,086
   *Spectrum Brands Holdings, Inc..........................  27,533      735,131
  #*SUPERVALU, Inc......................................... 119,544    1,028,078
   *Susser Holdings Corp...................................   9,324      152,074
   #Sysco Corp.............................................  18,589      568,638
   #Tootsie Roll Industries, Inc...........................  20,714      581,028
  #*TreeHouse Foods, Inc...................................  19,669    1,015,707
    Tyson Foods, Inc. Class A.............................. 108,228    1,900,484
   *United Natural Foods, Inc..............................  26,000    1,085,500
    United-Guardian, Inc...................................   1,001       14,665
    Universal Corp.........................................  12,971      476,295
  #*USANA Health Sciences, Inc.............................   5,433      148,593
   #Vector Group, Ltd......................................  21,113      369,689
    Village Super Market, Inc..............................   3,084       82,898
    Walgreen Co............................................  92,450    3,609,248
    Wal-Mart Stores, Inc................................... 140,778    7,420,408
    WD-40 Co...............................................   8,490      371,862
    Weis Markets, Inc......................................  15,380      618,122
   #Whole Foods Market, Inc................................  25,025    1,669,168
   *Winn-Dixie Stores, Inc.................................  31,704      284,702
                                                                    ------------
    Total Consumer Staples.................................          156,514,409
                                                                    ------------
    Energy -- (11.3%)
  #*Abraxas Petroleum Corp.................................   5,592       25,667
    Adams Resources & Energy, Inc..........................   1,689       43,576
    Alon USA Energy, Inc...................................  23,640      287,462
   *Alpha Natural Resources, Inc...........................  43,496    1,857,714
    Anadarko Petroleum Corp................................  92,562    7,641,919
    Apache Corp............................................  71,990    8,906,603
   *Approach Resources, Inc................................  15,601      405,002
    Arch Coal, Inc.........................................  45,299    1,159,654
  #*ATP Oil & Gas Corp.....................................  26,044      377,378
   *Atwood Oceanics, Inc...................................  35,294    1,648,230
    Baker Hughes, Inc......................................  77,324    5,983,331
   *Barnwell Industries, Inc...............................   1,657        7,357
   *Basic Energy Services, Inc.............................  22,811      738,848
    Berry Petroleum Corp. Class A..........................  27,888    1,599,377
   *Bill Barrett Corp......................................  26,361    1,311,723
   *Bolt Technology Corp...................................   4,350       54,940
  #*BPZ Resources, Inc.....................................  67,898      245,791
   *Brigham Exploration Co.................................  19,580      622,644
    Bristow Group, Inc.....................................  19,761      958,013
    Cabot Oil & Gas Corp...................................  27,842    2,062,535
   *Cal Dive International, Inc............................  55,788      311,297
   *Callon Petroleum Co....................................   8,809       61,399
   *Cameron International Corp.............................  56,046    3,135,213
    CARBO Ceramics, Inc....................................  10,900    1,701,163
  #*Carrizo Oil & Gas, Inc.................................  18,874      724,762
  #*Cheniere Energy, Inc...................................  19,478      200,623
    Chesapeake Energy Corp................................. 134,805    4,630,552
    Chevron Corp........................................... 376,531   39,166,755
    Cimarex Energy Co......................................  28,600    2,520,232
   *Clayton Williams Energy, Inc...........................   6,317      418,943
  #*Clean Energy Fuels Corp................................  39,078      625,639
   *Cloud Peak Energy, Inc.................................  32,541      725,664

                                     1033

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Energy -- (Continued)
   *Cobalt International Energy, Inc.......................  17,922 $   220,799
   *Complete Production Services, Inc......................  41,527   1,614,570
  #*Comstock Resources, Inc................................  26,310     839,289
   *Concho Resources, Inc..................................  17,749   1,660,951
    ConocoPhillips......................................... 255,434  18,388,694
    Consol Energy, Inc.....................................  14,906     798,962
   *Contango Oil & Gas Co..................................   8,440     532,395
  #*Continental Resources, Inc.............................   3,452     236,773
   *CREDO Petroleum Corp...................................   5,480      53,704
   *Crimson Exploration, Inc...............................  19,697      62,046
    Crosstex Energy, Inc...................................  35,510     518,446
   *CVR Energy, Inc........................................  47,038   1,262,970
   *Dawson Geophysical Co..................................   4,201     166,738
    Delek US Holdings, Inc.................................  22,697     377,224
  #*Denbury Resources, Inc................................. 145,631   2,813,591
    Devon Energy Corp......................................  74,497   5,862,914
    DHT Holdings, Inc......................................  33,844     121,838
    Diamond Offshore Drilling, Inc.........................  28,271   1,917,622
   *Double Eagle Petroleum Co..............................   5,667      61,090
   *Dresser-Rand Group, Inc................................  34,300   1,832,306
   *Dril-Quip, Inc.........................................   8,357     589,252
    El Paso Corp...........................................  71,831   1,476,127
  #*Endeavour International Corp...........................  20,483     256,857
    Energen Corp...........................................  14,930     878,033
   *Energy Partners, Ltd...................................  22,174     377,180
   *ENGlobal Corp..........................................  16,758      67,032
   #EOG Resources, Inc.....................................  49,717   5,071,134
    EQT Corp...............................................  15,391     977,021
   *Evolution Petroleum Corp...............................  11,456      84,087
    EXCO Resources, Inc....................................  31,999     509,104
   *Exterran Holdings, Inc.................................  31,999     591,342
    Exxon Mobil Corp....................................... 549,998  43,884,340
   *FieldPoint Petroleum Corp..............................   3,800      10,070
  #*FMC Technologies, Inc..................................  19,828     904,157
   *Forest Oil Corp........................................  32,245     838,370
   *FX Energy, Inc.........................................  14,565     139,241
   *Geokinetics, Inc.......................................   9,270      57,938
  #*GeoResources, Inc......................................  13,752     350,951
   *Global Industries, Ltd.................................  61,078     313,330
  #*GMX Resources, Inc.....................................  32,438     157,324
  #*Goodrich Petroleum Corp................................  15,594     309,229
   *Gran Tierra Energy, Inc................................  26,536     184,425
   *Green Plains Renewable Energy, Inc.....................  19,311     211,455
    Gulf Island Fabrication, Inc...........................   7,977     276,004
   *Gulfmark Offshore, Inc.................................  14,262     695,130
   *Gulfport Energy Corp...................................  20,800     758,368
    Halliburton Co.........................................  50,721   2,775,960
  #*Harvest Natural Resources, Inc.........................  25,200     345,240
   *Helix Energy Solutions Group, Inc......................  59,059   1,156,375
    Helmerich & Payne, Inc.................................  28,901   1,995,614
   *Hercules Offshore, Inc.................................  76,383     359,000
    Hess Corp..............................................  61,397   4,209,378
   *HKN, Inc...............................................   4,691      10,414
    HollyFrontier Corp.....................................  52,590   3,964,760
   *Hornbeck Offshore Services, Inc........................  14,255     396,859
   #Houston American Energy Corp...........................   3,600      59,256
  #*ION Geophysical Corp...................................  75,500     765,570
   *James River Coal Co....................................  17,123     324,652
   *Key Energy Services, Inc...............................  74,673   1,455,377
  #*Kodiak Oil & Gas Corp..................................   6,000      40,740
  #*L&L Energy, Inc........................................  12,707      63,027

                                     1034

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Energy -- (Continued)
  #*Lucas Energy, Inc.......................................   9,403 $   25,294
    Lufkin Industries, Inc..................................  16,800  1,368,864
  #*Magnum Hunter Resources Corp............................   5,800     41,644
    Marathon Oil Corp....................................... 136,394  4,224,122
   *Marathon Petroleum Corp.................................  68,197  2,986,347
   *Matrix Service Co.......................................  14,893    207,608
   *McDermott International, Inc............................  28,083    566,434
   *McMoran Exploration Co..................................  61,637  1,037,967
   *Mexco Energy Corp.......................................     200      1,978
   *Mitcham Industries, Inc.................................   6,493    117,913
   #Murphy Oil Corp.........................................  35,758  2,296,379
   *Nabors Industries, Ltd.................................. 106,531  2,813,484
    National-Oilwell, Inc...................................  79,132  6,375,665
   *Natural Gas Services Group, Inc.........................   6,500    103,415
   *Newfield Exploration Co.................................  36,732  2,476,471
   *Newpark Resources, Inc..................................  50,900    472,861
    Noble Energy, Inc.......................................  32,686  3,258,140
  #*Northern Oil & Gas, Inc.................................  24,034    532,113
    Occidental Petroleum Corp...............................  72,464  7,114,516
   #Oceaneering International, Inc..........................  27,662  1,194,998
   *Oil States International, Inc...........................  27,195  2,194,636
    Overseas Shipholding Group, Inc.........................  18,959    461,462
   *OYO Geospace Corp.......................................   3,700    375,291
    Panhandle Oil & Gas, Inc................................   4,225    138,496
   *Parker Drilling Co......................................  62,508    396,301
  #*Patriot Coal Corp.......................................  48,000    907,680
    Patterson-UTI Energy, Inc...............................  82,688  2,689,841
    Peabody Energy Corp.....................................  14,507    833,717
    Penn Virginia Corp......................................  24,071    315,812
   *Petrohawk Energy Corp...................................  85,186  3,253,253
  #*Petroleum Development Corp..............................  12,650    459,448
  #*PetroQuest Energy, Inc..................................  37,108    301,688
   *PHI, Inc. Non-Voting....................................   6,487    139,665
   *Pioneer Drilling Co.....................................  30,600    497,862
    Pioneer Natural Resources Co............................  37,978  3,531,574
   *Plains Exploration & Production Co......................  53,196  2,075,176
   *PostRock Energy Corp....................................     500      2,920
   *Pyramid Oil Co..........................................     933      4,814
    QEP Resources, Inc......................................  42,695  1,871,322
  #*Quicksilver Resources, Inc..............................  79,113  1,119,449
   #Range Resources Corp....................................  44,491  2,899,034
   *REX American Resources Corp.............................   7,200    124,056
  #*Rex Energy Corp.........................................  23,789    263,344
  #*Rosetta Resources, Inc..................................  27,616  1,429,680
  #*Rowan Cos., Inc.........................................  57,962  2,270,372
   #RPC, Inc................................................  74,281  1,754,517
  #*SandRidge Energy, Inc................................... 142,419  1,640,667
    Schlumberger, Ltd.......................................  62,068  5,609,085
    SEACOR Holdings, Inc....................................  11,668  1,171,000
  #*Seahawk Drilling, Inc...................................   3,322     14,218
   *SemGroup Corp. Class A..................................  21,769    506,782
    Ship Finance International, Ltd.........................  42,069    668,897
    SM Energy Co............................................  31,676  2,386,787
    Southern Union Co.......................................  28,500  1,225,500
  #*Southwestern Energy Co..................................  18,803    837,862
    Spectra Energy Corp.....................................  35,593    961,723
   *Stone Energy Corp.......................................  27,407    889,631
    Sunoco, Inc.............................................  45,740  1,859,331
   *Superior Energy Services, Inc...........................  44,642  1,852,197
   *Swift Energy Corp.......................................  22,161    844,334
    Teekay Corp.............................................  40,319  1,118,852

                                     1035

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Energy -- (Continued)
   *Tesco Corp............................................   3,928 $     83,509
   *Tesoro Petroleum Corp.................................  78,700    1,911,623
   *Tetra Technologies, Inc...............................  42,473      546,628
   *TGC Industries, Inc...................................   9,111       67,057
   #Tidewater, Inc........................................  28,419    1,544,288
   *Toreador Resources Corp...............................   9,240       34,558
  #*Ultra Petroleum Corp..................................   6,450      301,989
   *Union Drilling, Inc...................................  13,293      148,217
   *Unit Corp.............................................  27,122    1,627,591
  #*Uranium Energy Corp...................................   6,699       22,509
   *USEC, Inc.............................................  65,000      221,650
   *VAALCO Energy, Inc....................................  30,800      205,128
    Valero Energy Corp.................................... 148,170    3,722,030
   *Venoco, Inc...........................................  19,771      251,289
  #*Voyager Oil & Gas, Inc................................   2,818        8,961
   #W&T Offshore, Inc.....................................  38,780    1,050,938
   *Warren Resources, Inc.................................  38,197      155,462
   *Weatherford International, Ltd........................ 132,697    2,908,718
  #*Western Refining, Inc.................................  51,105    1,044,075
   *Westmoreland Coal Co..................................   3,531       54,271
   *Whiting Petroleum Corp................................  33,718    1,975,875
   *Willbros Group, Inc...................................  26,278      241,758
    Williams Cos., Inc. (The).............................  32,235    1,021,850
   #World Fuel Services Corp..............................  38,003    1,430,053
  #*Zion Oil & Gas, Inc. (989696109)......................   9,129       32,317
  .*Zion Oil & Gas, Inc. (989995238)......................     809        2,929
                                                                   ------------
Total Energy..............................................          317,122,413
                                                                   ------------
Financials -- (15.7%)
    1st Source Corp.......................................  13,997      322,631
   *1st United Bancorp, Inc...............................  13,760       81,597
   *21st Century Holding Co...............................   1,554        4,134
    Abington Bancorp, Inc.................................  14,443      143,130
    Access National Corp..................................   2,539       21,226
    ACE, Ltd..............................................  20,610    1,380,458
    Advance America Cash Advance Centers, Inc.............  34,599      243,923
   *Affiliated Managers Group, Inc........................  17,375    1,812,734
   *Affirmative Insurance Holdings, Inc...................   4,394        9,886
    Aflac, Inc............................................  83,799    3,859,782
   *Allegheny Corp........................................   4,594    1,513,310
    Alliance Bancorp, Inc. of Pennsylvania................     600        6,672
    Alliance Financial Corp...............................   1,666       53,662
   *Allied World Assurance Co. Holdings AG................  23,193    1,262,859
    Allstate Corp. (The)..................................  98,240    2,723,213
    Alterra Capital Holdings, Ltd.........................  37,675      820,938
   *Altisource Portfolio Solutions SA.....................   7,133      241,381
   *American Capital, Ltd................................. 199,894    1,932,975
    American Equity Investment Life Holding Co............  33,929      402,737
    American Express Co...................................  60,320    3,018,413
    American Financial Group, Inc.........................  68,646    2,332,591
   *American Independence Corp............................     375        2,051
   *American International Group, Inc.....................   7,103      203,856
    American National Bankshares, Inc.....................   3,215       60,088
    American National Insurance Co........................   5,517      413,444
   *American River Bankshares.............................   2,071       12,385
   *American Safety Insurance Holdings, Ltd...............   5,512      103,350
   *American Spectrum Realty, Inc.........................     450        7,542
    Ameriprise Financial, Inc.............................  44,986    2,433,743
   *Ameris Bancorp........................................  12,454      126,034
   *AMERISAFE, Inc........................................   9,966      214,369
   *AmeriServe Financial, Inc.............................   3,367        7,441

                                     1036

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
   #AmTrust Financial Services, Inc......................    33,330 $   773,923
    AON Corp.............................................    53,744   2,586,161
   *Arch Capital Group, Ltd..............................    57,057   1,928,527
    Argo Group International Holdings, Ltd...............    21,093     620,134
    Arrow Financial Corp.................................     7,227     174,171
   *Aspen Insurance Holdings, Ltd........................    41,342   1,070,758
   *Asset Acceptance Capital Corp........................    15,921      78,650
    Associated Banc-Corp.................................    97,263   1,327,640
    Assurant, Inc........................................    49,528   1,764,187
    Assured Guaranty, Ltd................................    86,873   1,229,253
    Asta Funding, Inc....................................     6,541      51,478
    Astoria Financial Corp...............................    55,200     643,080
   *Atlantic Coast Financial Corp........................       386       2,108
    Auburn National Bancorporation, Inc..................       757      14,883
   *Avatar Holdings, Inc.................................     5,500      84,150
    Axis Capital Holdings, Ltd...........................    46,951   1,496,328
    Baldwin & Lyons, Inc.................................       298       7,656
    Baldwin & Lyons, Inc. Class B........................     5,667     137,311
    BancFirst Corp.......................................    10,800     411,912
    Bancorp Rhode Island, Inc............................     1,778      78,001
   *Bancorp, Inc.........................................    17,435     156,915
   #Bancorp South, Inc...................................    42,338     573,257
   *BancTrust Financial Group, Inc.......................     8,300      19,671
    Bank Mutual Corp.....................................    29,001     107,594
    Bank of America Corp................................. 1,274,953  12,379,794
    Bank of Commerce Holdings............................     2,804      11,300
   #Bank of Hawaii Corp..................................    22,382   1,002,937
    Bank of Kentucky Financial Corp......................     1,229      29,349
   *Bank of Montreal.....................................     5,276     331,544
    Bank of New York Mellon Corp. (The)..................   230,969   5,799,632
    Bank of the Ozarks, Inc..............................     9,500     493,525
    BankFinancial Corp...................................    10,958      89,308
    Banner Corp..........................................     6,365     117,880
    Bar Harbor Bankshares................................     1,738      49,516
   #BB&T Corp............................................   123,575   3,173,406
    BCB Bancorp, Inc.....................................     2,691      29,682
    Beacon Federal Bancorp, Inc..........................     1,762      24,580
   *Beneficial Mutual Bancorp, Inc.......................    41,646     326,088
   *Berkshire Hathaway, Inc..............................    52,724   3,910,539
    Berkshire Hills Bancorp, Inc.........................    11,648     255,324
    BGC Partners, Inc. Class A...........................    16,001     131,048
    BlackRock, Inc.......................................    16,677   2,976,177
   *BofI Holding, Inc....................................     5,389      75,419
   #BOK Financial Corp...................................    21,353   1,162,884
    Boston Private Financial Holdings, Inc...............    40,498     280,651
    Bridge Bancorp, Inc..................................     1,438      29,968
   *Bridge Capital Holdings..............................     1,976      22,171
    Brookline Bancorp, Inc...............................    36,650     313,357
   #Brooklyn Federal Bancorp, Inc........................     3,000       2,490
    Brown & Brown, Inc...................................    70,697   1,541,902
    Bryn Mawr Bank Corp..................................     6,468     130,136
    C&F Financial Corp...................................       353       7,589
    Calamos Asset Management, Inc........................    11,273     153,538
    California First National Bancorp....................     1,859      28,852
    Camden National Corp.................................     4,087     130,661
  #*Cape Bancorp, Inc....................................     1,253      11,791
   *Capital Bank Corp....................................     3,640      10,847
    Capital City Bank Group, Inc.........................     9,326      96,151
    Capital One Financial Corp...........................    85,764   4,099,519
    Capital Southwest Corp...............................     1,955     183,594
    CapitalSource, Inc...................................   189,431   1,223,724

                                     1037

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    Capitol Federal Financial, Inc.........................  46,931 $   536,891
    Cardinal Financial Corp................................  16,026     171,959
   *Carolina Bank Holdings, Inc............................     900       2,160
    Cash America International, Inc........................  16,460     921,102
   #Cathay General Bancorp.................................  44,240     613,166
   *CB Richard Ellis Group, Inc............................  23,647     515,505
    Center Bancorp, Inc....................................   7,688      77,188
   *Center Financial Corp..................................  20,624     127,044
    CenterState Banks of Florida, Inc......................  10,939      71,432
   *Central Pacific Financial Corp.........................     228       3,073
    Century Bancorp, Inc. Class A..........................   1,308      35,355
    Charles Schwab Corp. (The).............................  48,438     723,179
    Chemical Financial Corp................................  13,721     260,287
   *Chicopee Bancorp, Inc..................................   3,900      55,302
    Chubb Corp.............................................  62,621   3,912,560
   #Cincinnati Financial Corp..............................  66,527   1,818,183
   *CIT Group, Inc.........................................  56,284   2,236,726
    Citigroup, Inc......................................... 265,649  10,184,983
   *Citizens Community Bancorp, Inc........................   1,100       6,677
    Citizens Holding Co....................................     200       3,794
    Citizens South Banking Corp............................   1,155       4,747
  #*Citizens, Inc..........................................  26,761     184,116
    City Holding Co........................................   9,860     308,322
    City National Corp.....................................  29,009   1,557,203
    CKX Lands, Inc.........................................      39         505
    Clifton Savings Bancorp, Inc...........................  13,713     139,187
    CME Group, Inc.........................................  13,150   3,802,848
    CNA Financial Corp.....................................  96,396   2,654,746
    CNB Financial Corp.....................................   3,265      45,090
   *CNO Financial Group, Inc............................... 141,681   1,041,355
    CoBiz Financial, Inc...................................  20,427     125,626
    Codorus Valley Bancorp, Inc............................     490       4,998
   #Cohen & Steers, Inc....................................  16,025     633,468
   *Colonial Financial Services, Inc.......................     721       8,847
   *Colony Bankcorp, Inc...................................     327         912
    Columbia Banking System, Inc...........................  21,239     374,019
   *Comerica, Inc..........................................  75,872   2,430,174
    Commerce Bancshares, Inc...............................  47,462   1,941,670
    Commercial National Financial Corp.....................     923      17,731
   #Community Bank System, Inc.............................  25,903     651,719
   *Community Capital Corp.................................     162         517
    Community Trust Bancorp, Inc...........................   9,161     248,446
   *CompuCredit Holdings Corp..............................  20,671      61,806
    Consolidated-Tokoma Land Co............................   3,000      87,540
  #*Cowen Group, Inc.......................................  39,715     156,874
    Crawford & Co. Class A.................................  15,180      76,507
    Crawford & Co. Class B.................................  13,170      94,561
   *Credit Acceptance Corp.................................  14,546   1,153,643
   *Crescent Financial Corp................................   1,666       6,664
    Cullen Frost Bankers, Inc..............................  34,157   1,840,379
    CVB Financial Corp.....................................  56,653     548,968
   #Delphi Financial Group, Inc. Class A...................  27,630     743,800
    Diamond Hill Investment Group, Inc.....................   1,238      96,155
    Dime Community Bancshares, Inc.........................  18,878     265,236
    Discover Financial Services............................ 193,647   4,959,300
   *Dollar Financial Corp..................................  21,521     465,069
    Donegal Group, Inc. Class A............................  11,178     134,360
    Donegal Group, Inc. Class B............................   1,947      40,848
   *Doral Financial Corp...................................   2,707       4,737
    Duff & Phelps Corp.....................................  16,751     190,794
   *E*Trade Financial Corp................................. 142,161   2,257,517

                                     1038

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    East West Bancorp, Inc..................................  84,344 $1,565,425
    Eastern Insurance Holdings, Inc.........................   3,649     48,824
    Eastern Virginia Bankshares, Inc........................   1,053      3,212
   #Eaton Vance Corp........................................   9,819    263,346
    ECB Bancorp, Inc........................................     468      6,089
    Edelman Financial Group, Inc............................   6,540     49,900
  #*eHealth, Inc............................................  11,857    153,548
    EMC Insurance Group, Inc................................   6,179    115,362
    Employers Holdings, Inc.................................  25,610    380,565
   *Encore Bancshares, Inc..................................   5,178     62,084
   *Encore Capital Group, Inc...............................  13,700    374,695
    Endurance Specialty Holdings, Ltd.......................  38,019  1,548,894
   *Enstar Group, Ltd.......................................   7,623    805,294
    Enterprise Bancorp, Inc.................................   3,460     55,325
    Enterprise Financial Services Corp......................   9,747    135,971
    Epoch Holding Corp......................................   5,222    101,307
    Erie Indemnity Co.......................................  16,842  1,241,255
    ESB Financial Corp......................................   6,219     83,210
    ESSA Bancorp, Inc.......................................   9,962    114,563
    Evans Bancorp, Inc......................................     807     11,112
    Evercore Partners, Inc. Class A.........................   7,323    208,193
    Everest Re Group, Ltd...................................  20,109  1,651,351
   *EZCORP., Inc............................................  26,128    869,540
   #F.N.B. Corp.............................................  66,174    661,740
   *Farmers Capital Bank Corp...............................   1,450      7,685
    FBL Financial Group, Inc. Class A.......................  15,766    496,314
    Federal Agricultural Mortgage Corp......................   6,100    123,220
    Federal Agricultural Mortgage Corp. Class A.............     191      2,713
   #Federated Investors, Inc. Class B.......................  13,624    291,145
    Fidelity National Financial, Inc........................  97,362  1,587,001
   *Fidelity Southern Corp..................................   4,095     27,764
    Fifth Third Bancorp..................................... 310,646  3,929,672
    Financial Institutions, Inc.............................   7,509    125,926
   *First Acceptance Corp...................................  17,589     29,198
    First Advantage Bancorp.................................     956     12,294
    First American Financial Corp...........................  45,484    727,289
    First Bancorp...........................................  10,455    102,982
   #First Bancorp, Inc......................................   3,162     46,576
   #First Busey Corp........................................  44,615    231,552
    First Business Financial Services, Inc..................   1,140     15,971
   *First California Financial Group, Inc...................  15,002     54,907
   *First Cash Financial Services, Inc......................  14,286    618,155
    First Citizens BancShares, Inc..........................   5,616  1,011,554
    First Commonwealth Financial Corp.......................  56,362    289,701
    First Community Bancshares, Inc.........................   8,976    113,008
   *First Defiance Financial Corp...........................   4,280     62,745
  #*First Federal Bancshares of Arkansas, Inc...............      99        599
    First Financial Bancorp.................................  31,164    498,936
   #First Financial Bankshares, Inc.........................  16,579    534,341
    First Financial Corp....................................   6,932    229,380
    First Financial Holdings, Inc...........................   7,692     63,921
   *First Financial Northwest, Inc..........................  11,880     58,331
   *First Financial Service Corp............................     444      1,332
   #First Horizon National Corp............................. 146,723  1,319,040
    First Interstate Bancsystem, Inc........................   1,860     24,887
    First M&F Corp..........................................     911      3,680
   *First Marblehead Corp. (The)............................  18,912     31,205
    First Merchants Corp....................................  13,421    120,118
    First Midwest Bancorp, Inc..............................  41,655    496,528
    First Niagara Financial Group, Inc...................... 170,923  2,093,807
    First Pactrust Bancorp, Inc.............................   4,919     72,801

                                     1039

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
   *First Place Financial Corp.............................   8,872 $     6,743
   *First Security Group, Inc..............................   5,951       2,737
    First South Bancorp, Inc...............................   4,140      18,009
   #First United Corp......................................   1,100       5,511
    Firstbank Corp.........................................   1,136       6,702
   *FirstCity Financial Corp...............................   3,901      27,619
    FirstMerit Corp........................................  55,032     804,018
    Flagstone Reinsurance Holdings SA......................  41,572     370,407
    Flushing Financial Corp................................  17,532     215,994
  #*Forest City Enterprises, Inc. Class A.................. 100,359   1,807,466
   *Forest City Enterprises, Inc. Class B..................   4,120      73,748
   *Forestar Group, Inc....................................  19,242     313,645
    Fox Chase Bancorp, Inc.................................  11,004     147,123
   *FPIC Insurance Group, Inc..............................   7,057     294,418
    Franklin Resources, Inc................................  13,920   1,767,283
    Fulton Financial Corp.................................. 109,012   1,106,472
    GAINSCO, Inc...........................................     230       1,938
    Gallagher (Arthur J.) & Co.............................  38,758   1,089,875
    GAMCO Investors, Inc...................................   3,560     172,197
  #*Genworth Financial, Inc. Class A....................... 177,514   1,476,916
    German American Bancorp, Inc...........................   6,938     116,350
    GFI Group, Inc.........................................  66,350     301,229
    Glacier Bancorp, Inc...................................  38,017     499,543
   *Gleacher & Co., Inc....................................  37,561      64,229
   *Global Indemnity P.L.C.................................   9,688     201,801
    Goldman Sachs Group, Inc. (The)........................  88,641  11,963,876
   #Great Southern Bancorp, Inc............................   6,837     124,844
   *Greene Bancshares, Inc.................................   5,399      13,929
   #Greenhill & Co., Inc...................................   4,315     190,033
   *Greenlight Capital Re, Ltd.............................  16,098     398,586
   *Guaranty Bancorp.......................................   5,429       7,546
   *Hallmark Financial Services, Inc.......................   9,939      66,989
    Hampden Bancorp, Inc...................................   1,565      20,752
   #Hancock Holding Co.....................................  41,258   1,359,451
    Hanover Insurance Group, Inc...........................  30,043   1,087,857
    Harleysville Group, Inc................................  14,169     428,187
    Harleysville Savings Financial Corp....................   1,326      20,102
   *Harris & Harris Group, Inc.............................  14,778      75,368
    Hartford Financial Services Group, Inc................. 147,164   3,446,581
    Hawthorn Bancshares, Inc...............................     224       1,550
    HCC Insurance Holdings, Inc............................  62,347   1,878,515
    Heartland Financial USA, Inc...........................   8,087     129,796
   *Heritage Commerce Corp.................................  11,589      57,829
    Heritage Financial Corp................................   5,731      74,675
    Heritage Financial Group, Inc..........................     782       9,212
    HF Financial Corp......................................     761       7,831
   *HFF, Inc...............................................   6,600      99,660
   *Hilltop Holdings, Inc..................................  34,900     305,375
    Hingham Institution for Savings........................     248      13,392
   *HMN Financial, Inc.....................................     212         510
   *Home Bancorp, Inc......................................   3,511      51,190
    Home Bancshares, Inc...................................  14,725     347,068
    Home Federal Bancorp, Inc..............................   8,959      95,772
    Homeowners Choice, Inc.................................     939       6,254
    HopFed Bancorp, Inc....................................   1,632      13,203
    Horace Mann Educators Corp.............................  21,100     307,216
    Horizon Bancorp........................................     630      17,382
    Hudson City Bancorp, Inc............................... 163,280   1,347,060
    Hudson Valley Holding Corp.............................   5,672     121,835
    Huntington Bancshares, Inc............................. 322,872   1,951,761
    IBERIABANK Corp........................................  14,980     763,531

                                     1040

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
   *ICG Group, Inc.........................................  20,843 $   230,315
    Independence Holding Co................................   5,731      51,464
   #Independent Bank Corp. (453836108).....................  11,834     314,193
   *Independent Bank Corp. (453838609).....................   3,547       7,732
    Indiana Community Bancorp..............................     568       9,639
    Infinity Property & Casualty Corp......................   7,323     371,056
    Interactive Brokers Group, Inc.........................  22,320     337,925
   *IntercontinentalExchange, Inc..........................  14,496   1,787,357
    International Bancshares Corp..........................  36,300     610,566
   *Intervest Bancshares Corp..............................   9,069      31,016
   *INTL FCStone, Inc......................................  10,021     230,283
    Invesco, Ltd........................................... 171,287   3,799,146
   *Investment Technology Group, Inc.......................  21,951     267,144
   *Investors Bancorp, Inc.................................  78,574   1,087,464
   *Investors Capital Holdings, Ltd........................   1,190       6,533
    Investors Title Co.....................................     675      25,718
    Janus Capital Group, Inc............................... 110,714     934,426
    Jefferies Group, Inc...................................  81,978   1,550,204
   *Jefferson Bancshares, Inc..............................     200         647
    JMP Group, Inc.........................................  10,300      75,602
    Jones Lang LaSalle, Inc................................  20,093   1,710,316
    JPMorgan Chase & Co.................................... 764,068  30,906,551
    Kaiser Federal Financial Group, Inc....................   4,101      52,370
    KBW, Inc...............................................  19,767     338,016
    Kearny Financial Corp..................................  38,365     359,480
   #Kennedy-Wilson Holdings, Inc...........................   2,181      26,259
    Kentucky First Federal Bancorp.........................   1,549      13,926
    KeyCorp................................................ 348,574   2,802,535
   *Knight Capital Group, Inc..............................  49,022     554,439
    Lake Shore Bancorp, Inc................................     125       1,288
    Lakeland Bancorp, Inc..................................  13,988     139,181
    Lakeland Financial Corp................................   8,934     201,462
    Landmark Bancorp, Inc..................................   1,102      17,489
    Legg Mason, Inc........................................  55,728   1,639,518
    Leucadia National Corp.................................  72,873   2,453,634
    Life Partners Holdings, Inc............................   3,480      17,052
    Lincoln National Corp.................................. 117,784   3,121,276
    LNB Bancorp, Inc.......................................   5,305      27,215
    Loews Corp.............................................  75,812   3,022,624
   *Louisiana Bancorp, Inc.................................   2,000      32,110
   #M&T Bank Corp..........................................  47,907   4,131,500
  #*Macatawa Bank Corp.....................................  17,866      53,241
    Maiden Holdings, Ltd...................................  36,737     340,552
    MainSource Financial Group, Inc........................  12,698     117,330
   *Markel Corp............................................   4,339   1,737,422
    MarketAxess Holdings, Inc..............................  16,626     434,437
   *Marlin Business Services Corp..........................   5,805      72,446
    Marsh & McLennan Cos., Inc.............................  49,464   1,458,693
   *Maui Land & Pineapple Co., Inc.........................   1,700       8,823
    MB Financial, Inc......................................  30,089     607,497
  #*MBIA, Inc.............................................. 166,900   1,535,480
   *MBT Financial Corp.....................................   2,091       2,844
    MCG Capital Corp.......................................  43,160     240,401
    Meadowbrook Insurance Group, Inc.......................  29,627     278,494
    Medallion Financial Corp...............................   9,217      85,534
   *Mercantile Bancorp, Inc................................   1,150         862
  #*Mercantile Bank Corp...................................   3,697      36,415
    Merchants Bancshares, Inc..............................   2,560      67,686
    Mercury General Corp...................................  29,292   1,087,905
   *Meridian Interstate Bancorp, Inc.......................   9,469     126,695
    Meta Financial Group, Inc..............................     673      14,644

                                     1041

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    MetLife, Inc............................................ 195,243 $8,045,964
   *Metro Bancorp, Inc......................................   6,541     75,025
   *MetroCorp Bancshares, Inc...............................   1,365      8,859
  #*MF Global Holdings, Ltd.................................  84,973    626,251
   *MGIC Investment Corp....................................  88,496    352,214
    MicroFinancial, Inc.....................................   1,885     11,253
    MidSouth Bancorp, Inc...................................   3,894     52,686
    MidWestOne Financial Group, Inc.........................   2,909     42,500
    Montpelier Re Holdings, Ltd.............................  40,003    690,452
    Moody's Corp............................................  19,475    693,505
    Morgan Stanley.......................................... 249,164  5,543,899
    MSB Financial Corp......................................     687      3,724
   *MSCI, Inc...............................................   9,308    330,341
    MutualFirst Financial, Inc..............................   1,660     14,840
  #*Nara Bancorp, Inc.......................................  20,300    163,009
   *NASDAQ OMX Group, Inc. (The)............................  80,206  1,930,558
  #*National Financial Partners Corp........................  23,119    261,938
    National Interstate Corp................................  10,729    240,437
    National Penn Bancshares, Inc...........................  75,368    605,959
    National Western Life Insurance Co. Class A.............     577     98,857
   *Navigators Group, Inc. (The)............................  12,200    575,108
    NBT Bancorp, Inc........................................  24,899    548,774
    Nelnet, Inc. Class A....................................  21,430    432,029
    New England Bancshares, Inc.............................   1,592     15,331
    New Hampshire Thrift Bancshares, Inc....................   2,140     28,077
    New Westfield Financial, Inc............................  18,225    147,622
    New York Community Bancorp, Inc......................... 138,446  1,873,174
   *NewBridge Bancorp.......................................   6,306     30,332
   *Newport Bancorp, Inc....................................   1,100     15,191
   *NewStar Financial, Inc..................................  27,588    293,536
   *Nicholas Financial, Inc.................................      95      1,160
   *North Valley Bancorp....................................      67        719
    Northeast Community Bancorp, Inc........................   5,046     33,606
    Northern Trust Corp.....................................  38,068  1,709,444
   #Northfield Bancorp, Inc.................................  23,504    322,005
    Northrim Bancorp, Inc...................................   2,509     49,528
    Northwest Bancshares, Inc...............................  59,591    732,373
    Norwood Financial Corp..................................      65      1,730
    NYSE Euronext, Inc...................................... 101,318  3,390,100
    Ocean Shore Holding Co..................................   3,233     39,313
    OceanFirst Financial Corp...............................   9,888    132,994
   *Ocwen Financial Corp....................................  55,033    709,375
    Ohio Valley Banc Corp...................................   1,078     18,671
    Old National Bancorp....................................  50,649    516,620
    Old Republic International Corp......................... 135,709  1,416,802
  #*Old Second Bancorp, Inc.................................   5,472      6,949
   *OmniAmerican Bancorp, Inc...............................   5,311     77,753
    OneBeacon Insurance Group, Ltd..........................  15,597    198,706
    Oppenheimer Holdings, Inc. Class A......................   6,112    158,179
    optionsXpress Holdings, Inc.............................  31,391    474,004
    Oriental Financial Group, Inc...........................  23,577    292,826
    Oritani Financial Corp..................................  31,034    401,580
    Osage Bancshares, Inc...................................   1,100      8,811
  #*Pacific Capital Bancorp.................................     169      5,067
    Pacific Continental Corp................................   8,644     85,057
  #*Pacific Mercantile Bancorp..............................   3,484     15,852
    PacWest Bancorp.........................................  19,212    381,358
    Park National Corp......................................   8,361    515,372
    Parkvale Financial Corp.................................   1,521     32,306
    PartnerRe, Ltd..........................................  27,513  1,838,419
    Peapack-Gladstone Financial Corp........................   2,972     33,346

                                     1042

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    Penns Woods Bancorp, Inc................................   1,617 $   57,452
  #*Penson Worldwide, Inc...................................  14,573     44,593
    Peoples Bancorp of North Carolina.......................     126        756
    Peoples Bancorp, Inc....................................   6,533     77,939
    People's United Financial, Inc.......................... 139,946  1,774,515
   *PHH Corp................................................  30,446    571,167
   *Phoenix Cos., Inc. (The)................................  87,000    208,800
   *PICO Holdings, Inc......................................  11,865    324,033
  #*Pinnacle Financial Partners, Inc........................  18,153    276,833
   *Piper Jaffray Cos., Inc.................................  10,845    319,711
    Platinum Underwriters Holdings, Ltd.....................  21,769    747,765
    PNC Financial Services Group, Inc.......................  97,473  5,291,809
   *Popular, Inc............................................ 407,147    977,153
    Porter Bancorp, Inc.....................................   3,191     14,519
  #*Portfolio Recovery Associates, Inc......................   9,502    768,997
   *Preferred Bank..........................................     317      2,897
   *Premier Financial Bancorp, Inc..........................   1,250      9,025
    Presidential Life Corp..................................  14,194    161,244
    Primerica, Inc..........................................  10,717    231,702
   *Primus Guaranty, Ltd....................................   9,727     61,377
   *Princeton National Bancorp, Inc.........................   1,151      5,870
    Principal Financial Group, Inc.......................... 120,420  3,327,205
    PrivateBancorp, Inc.....................................  40,427    476,634
   *ProAssurance Corp.......................................  19,955  1,389,866
    Progressive Corp........................................  73,918  1,454,706
    Prosperity Bancshares, Inc..............................  27,842  1,156,278
    Protective Life Corp....................................  49,728  1,057,217
   *Providence Community Bancshares, Inc....................     100         54
    Provident Financial Holdings, Inc.......................   4,700     39,903
    Provident Financial Services, Inc.......................  36,200    501,732
    Provident New York Bancorp..............................  22,203    167,411
    Prudential Bancorp, Inc. of Pennsylvania................   1,666      9,280
    Prudential Financial, Inc...............................  90,795  5,327,851
    Pulaski Financial Corp..................................   4,605     32,972
    Pzena Investment Management, Inc. Class A...............   2,289     13,597
    QC Holdings, Inc........................................   6,713     30,678
    QCR Holdings, Inc.......................................     797      7,787
   #Radian Group, Inc.......................................  69,200    219,364
   *Rainier Pacific Financial Group, Inc....................   1,250         31
    Raymond James Financial, Inc............................  42,693  1,355,930
    Regions Financial Corp.................................. 440,565  2,683,041
    Reinsurance Group of America, Inc.......................  27,741  1,614,804
    RenaissanceRe Holdings, Ltd.............................  28,393  1,975,869
    Renasant Corp...........................................  13,448    205,754
    Republic Bancorp, Inc. Class A..........................   9,399    170,216
   *Republic First Bancorp, Inc.............................   9,044     19,173
    Resource America, Inc...................................   8,593     50,441
   *Riverview Bancorp, Inc..................................   4,933     14,947
   #RLI Corp................................................  11,812    745,928
    Rockville Financial, Inc................................  16,437    166,836
  #*Rodman & Renshaw Capital Group, Inc.....................  12,384     18,948
    Roma Financial Corp.....................................  14,191    138,646
   *Royal Bancshares of Pennsylvania, Inc. Class A..........   2,289      2,747
   *Rurban Financial Corp...................................     600      1,860
    S&T Bancorp, Inc........................................  18,553    352,878
   #S.Y. Bancorp, Inc.......................................   7,321    166,260
   *Safeguard Scientifics, Inc..............................  11,552    210,362
    Safety Insurance Group, Inc.............................   8,869    360,081
    Salisbury Bancorp, Inc..................................     300      6,849
    Sandy Spring Bancorp, Inc...............................  12,960    231,595
   *Savannah Bancorp, Inc. (The)............................   1,179      8,725

                                     1043

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
   #SCBT Financial Corp.....................................   6,750 $  197,640
    SeaBright Holdings, Inc.................................  12,904    117,297
   *Seacoast Banking Corp. of Florida.......................   4,068      6,427
    SEI Investments Co......................................  13,929    275,516
    Selective Insurance Group, Inc..........................  30,027    492,143
    Shore Bancshares, Inc...................................   1,418      8,735
    SI Financial Group, Inc.................................   3,400     34,510
    Sierra Bancorp..........................................   5,666     65,272
   *Signature Bank..........................................  20,948  1,239,284
    Simmons First National Corp.............................   9,380    226,621
    SLM Corp................................................ 117,766  1,835,972
    Somerset Hills Bancorp..................................   1,096      9,108
   *Southcoast Financial Corp...............................     990      2,624
   *Southern Community Financial Corp.......................   6,110      9,165
   *Southern First Bancshares, Inc..........................      16        157
    Southern Missouri Bancorp, Inc..........................      65      1,400
   *Southern National Bancorp of Virginia, Inc..............     417      2,919
    Southside Bancshares, Inc...............................   9,182    182,079
   *Southwest Bancorp, Inc..................................  10,053     62,329
  #*St. Joe Co. (The).......................................  41,694    738,401
    StanCorp Financial Group, Inc...........................  25,950    863,097
    State Auto Financial Corp...............................  21,236    352,093
    State Bancorp, Inc......................................   7,599     98,787
    State Street Corp.......................................  93,373  3,872,178
    StellarOne Corp.........................................  12,278    152,738
    Sterling Bancorp........................................  16,664    157,475
   #Stewart Information Services Corp.......................   8,800     93,280
   *Stifel Financial Corp...................................  28,814  1,093,779
   *Stratus Properties, Inc.................................     271      3,843
    Suffolk Bancorp.........................................   5,363     65,000
    Summit State Bank.......................................     361      2,357
  #*Sun Bancorp, Inc........................................  12,065     37,643
    SunTrust Banks, Inc.....................................  92,044  2,254,158
    Susquehanna Bancshares, Inc.............................  71,276    536,708
   *SVB Financial Group.....................................  24,295  1,482,481
    SWS Group, Inc..........................................  14,900     81,205
    Symetra Financial Corp..................................   5,466     68,653
    Synovus Financial Corp.................................. 410,298    750,845
    T. Rowe Price Group, Inc................................  11,700    664,560
  #*Taylor Capital Group, Inc...............................   8,336     66,188
    TCF Financial Corp......................................  85,017  1,081,416
    TD Ameritrade Holding Corp..............................  87,356  1,603,856
    Teche Holding Co........................................     651     21,392
   *Tejon Ranch Co..........................................  10,733    344,422
   *Tennessee Commerce Bancorp, Inc.........................   4,680      7,020
    Territorial Bancorp, Inc................................   6,269    130,897
    Teton Advisors, Inc.....................................      29        613
   *Texas Capital Bancshares, Inc...........................  20,753    567,179
    TF Financial Corp.......................................     840     16,871
   *TFS Financial Corp......................................  73,386    692,764
   *Thomas Properties Group, Inc............................  22,736     73,892
   *Timberland Bancorp, Inc.................................     899      5,025
    Tompkins Financial Corp.................................   5,824    235,290
    Torchmark Corp..........................................  43,587  1,760,479
    Tower Bancorp, Inc......................................   5,317    140,847
    Tower Group, Inc........................................  22,626    517,230
   #TowneBank...............................................  14,246    186,053
    Transatlantic Holdings, Inc.............................  30,953  1,585,103
    Travelers Cos., Inc. (The).............................. 100,570  5,544,424
   *Tree.com, Inc...........................................   4,611     25,683
    TriCo Bancshares........................................   8,315    123,228

                                     1044

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Financials -- (Continued)
    Trustco Bank Corp.....................................  40,702 $    188,043
    Trustmark Corp........................................  33,871      738,049
    U.S. Bancorp.......................................... 362,109    9,436,561
    UMB Financial Corp....................................  21,911      909,306
    Umpqua Holdings Corp..................................  61,395      697,447
    Union Bankshares, Inc.................................     337        6,689
    Union First Market Bankshares Corp....................  13,282      165,361
    United Bancshares, Inc................................     606        5,715
   #United Bankshares, Inc................................  23,254      554,840
   *United Community Banks, Inc...........................   3,743       40,911
   *United Community Financial Corp.......................   3,764        4,216
    United Financial Bancorp, Inc.........................  10,899      169,915
    United Fire & Casualty Co.............................  17,401      298,427
   *United Security Bancshares............................   1,781        5,591
    Unitrin, Inc..........................................  34,020      958,343
   *Unity Bancorp, Inc....................................   2,239       15,046
    Universal Insurance Holdings, Inc.....................  23,744      101,387
    Univest Corp. of Pennsylvania.........................   8,704      129,428
    Unum Group............................................ 123,777    3,018,921
    Validus Holdings, Ltd.................................  54,959    1,461,360
   #Valley National Bancorp...............................  93,281    1,226,645
    ViewPoint Financial Group.............................  34,190      445,154
   *Virginia Commerce Bancorp, Inc........................  13,202       84,097
   *Virtus Investment Partners, Inc.......................     955       75,025
    VIST Financial Corp...................................     400        2,536
    Waddell & Reed Financial, Inc.........................   9,057      332,392
    Washington Banking Co.................................   9,151      118,688
    Washington Federal, Inc...............................  59,677    1,009,138
    Washington Trust Bancorp, Inc.........................   8,810      200,692
   *Waterstone Financial, Inc.............................  11,388       28,698
    Wayne Savings Bancshares, Inc.........................     243        2,083
    Webster Financial Corp................................  48,599      992,392
    Wells Fargo & Co...................................... 944,666   26,393,968
    WesBanco, Inc.........................................  14,472      297,400
    West Bancorporation, Inc..............................   9,310       92,821
   *West Coast Bancorp....................................  10,849      176,622
    Westamerica Bancorporation............................  15,300      718,029
   *Western Alliance Bancorp..............................  45,721      321,419
    Westwood Holdings Group, Inc..........................   1,884       70,989
    White Mountains Insurance Group, Ltd..................   4,371    1,841,896
    White River Capital, Inc..............................     135        2,581
   *Willis Group Holdings P.L.C...........................   3,511      143,740
   *Wilshire Bancorp, Inc.................................  15,610       51,513
   #Wintrust Financial Corp...............................  18,270      624,469
  #*World Acceptance Corp.................................  10,120      644,846
   #WR Berkley Corp.......................................  52,520    1,617,091
   *WSB Holdings, Inc.....................................     400        1,126
    WVS Financial Corp....................................     757        7,392
    Xl Group P.L.C........................................ 120,346    2,469,500
   *Yadkin Valley Financial Corp..........................   5,876       10,929
    Zions Bancorporation..................................  95,193    2,084,727
   *ZipRealty, Inc........................................  10,338       28,016
                                                                   ------------
    Total Financials......................................          437,537,196
                                                                   ------------
Health Care -- (9.6%)
   *Abaxis, Inc...........................................   8,269      196,141
    Abbott Laboratories...................................  69,977    3,591,220
   *ABIOMED, Inc..........................................  17,200      283,972
   *Accuray, Inc..........................................  42,228      291,373
   *Achillion Pharmaceuticals, Inc........................     900        6,669
   *Acorda Therapeutics, Inc..............................   6,500      184,600

                                     1045

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Health Care -- (Continued)
   *Adcare Health Systems, Inc...............................  2,616 $   16,088
   *Addus HomeCare Corp......................................  4,088     23,833
   *ADVENTRX Pharmaceuticals, Inc............................ 13,926     41,082
    Aetna, Inc............................................... 79,467  3,297,086
   *Affymax, Inc............................................. 19,901    131,546
   *Affymetrix, Inc.......................................... 39,384    222,520
   *Agilent Technologies, Inc................................ 24,423  1,029,674
  #*Air Methods Corp.........................................  6,675    467,917
   *Akorn, Inc...............................................  6,306     43,701
   *Albany Molecular Research, Inc........................... 15,351     73,378
  #*Alere, Inc............................................... 46,139  1,360,639
  #*Alexion Pharmaceuticals, Inc............................. 12,000    681,600
   *Align Technology, Inc.................................... 32,234    708,826
   *Alkermes, Inc............................................ 39,848    686,980
    Allergan, Inc............................................ 15,701  1,276,648
   *Alliance HealthCare Services, Inc........................ 28,754    103,802
   *Allied Healthcare International, Inc..................... 18,780     71,740
   *Allied Healthcare Products, Inc..........................    500      1,895
  #*Allos Therapeutics, Inc.................................. 17,591     32,719
   *Allscripts Healthcare Solutions, Inc..................... 87,988  1,596,982
   *Almost Family, Inc.......................................  4,854    122,661
   *Alnylam Pharmaceuticals, Inc.............................  9,670     90,705
   *Alphatec Holdings, Inc................................... 45,653    133,307
   *AMAG Pharmaceuticals, Inc................................  9,482    140,428
  #*Amedisys, Inc............................................ 15,159    392,012
   *American Dental Partners, Inc............................  7,933     92,181
   *AMERIGROUP Corp.......................................... 26,145  1,437,975
    AmerisourceBergen Corp................................... 46,200  1,769,922
   *Amgen, Inc............................................... 85,813  4,693,971
   *Amicus Therapeutics, Inc.................................  6,246     43,347
   *AMN Healthcare Services, Inc............................. 22,118    178,271
   *Amsurg Corp.............................................. 16,542    420,663
   *Amylin Pharmaceuticals, Inc..............................  3,327     39,625
    Analogic Corp............................................  6,793    365,395
   *AngioDynamics, Inc....................................... 15,000    207,450
   *Anika Therapeutics, Inc..................................  6,109     39,281
   *Anthera Pharmaceuticals, Inc.............................  3,734     29,760
  #*Ardea Biosciences, Inc...................................  1,899     44,437
  #*Ariad Pharmaceuticals, Inc............................... 52,500    624,225
   *Arqule, Inc..............................................  7,709     43,170
   *Array BioPharma, Inc.....................................    785      1,664
   *ArthroCare Corp.......................................... 13,926    460,254
    Assisted Living Concepts, Inc............................ 12,726    199,416
  #*athenahealth, Inc........................................  1,517     89,184
   *AtriCure, Inc............................................  3,000     36,510
    Atrion Corp..............................................    970    193,127
  #*Auxilium Pharmaceuticals, Inc............................  5,700    106,818
  #*AVANIR Pharmaceuticals, Inc..............................  5,750     21,562
   #Bard (C.R.), Inc.........................................  4,700    463,796
    Baxter International, Inc................................ 22,821  1,327,498
    Becton Dickinson & Co.................................... 12,012  1,004,323
   *BioClinica, Inc..........................................  7,438     34,810
  #*BioCryst Pharmaceuticals, Inc............................ 14,365     48,841
  #*Biodel, Inc..............................................  4,700      8,319
   *Biogen Idec, Inc......................................... 16,395  1,670,159
  #*BioMarin Pharmaceutical, Inc............................. 15,781    492,841
   *BioMimetic Therapeutics, Inc............................. 10,178     39,287
   *Bio-Rad Laboratories, Inc. Class A....................... 11,943  1,301,787
   *Bio-Rad Laboratories, Inc. Class B.......................    544     59,503
  #*Bio-Reference Labs, Inc.................................. 14,532    289,768
   *BioScrip, Inc............................................ 30,437    218,538

                                     1046

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
   *BioSpecifics Technologies Corp..........................   1,000 $   21,910
  #*Boston Scientific Corp.................................. 549,925  3,937,463
   *Bovie Medical Corp......................................   6,126     15,928
   #Bristol-Myers Squibb Co................................. 143,332  4,107,895
   *Brookdale Senior Living, Inc............................  57,027  1,219,808
   *Bruker BioSciences Corp.................................  18,693    321,893
  #*BSD Medical Corp........................................   1,500      4,920
  #*Cadence Pharmaceuticals, Inc............................   8,942     77,348
   *Caliper Life Sciences, Inc..............................  24,315    198,167
   *Cambrex Corp............................................  14,500     63,945
    Cantel Medical Corp.....................................   9,552    238,131
   *Capital Senior Living Corp..............................  15,438    135,700
   *Cardica, Inc............................................   1,600      4,864
    Cardinal Health, Inc....................................  31,700  1,387,192
   *CardioNet, Inc..........................................   7,575     38,178
   *CareFusion Corp.........................................  82,469  2,176,357
  #*CAS Medical Systems, Inc................................     415      1,158
   *Catalyst Health Solutions, Inc..........................  15,674  1,027,117
   *Celgene Corp............................................  21,053  1,248,443
   *Celldex Therapeutics, Inc...............................  13,409     48,138
   *Centene Corp............................................  28,873    947,323
  #*Cephalon, Inc...........................................  19,438  1,553,874
  #*Cepheid, Inc............................................  10,300    388,928
  #*Cerner Corp.............................................  18,200  1,210,118
   *Charles River Laboratories International, Inc...........  21,200    838,460
    Chemed Corp.............................................  12,370    752,220
   *Chindex International, Inc..............................   2,998     34,267
   #Cigna Corp..............................................  65,291  3,249,533
   *Codexis, Inc............................................  16,222    145,998
   *CombiMatrix Corp........................................   2,103      6,814
   *Community Health Systems, Inc...........................  53,039  1,370,528
    Computer Programs & Systems, Inc........................   2,800    205,520
  #*Conceptus, Inc..........................................   9,195    104,731
   *CONMED Corp.............................................  15,752    409,552
   *Conmed Healthcare Management, Inc.......................     476      1,804
  #*Continucare Corp........................................  32,560    205,779
   #Cooper Cos., Inc........................................  26,985  2,064,083
   *Corvel Corp.............................................   6,649    306,851
  #*Covance, Inc............................................  27,236  1,559,261
   *Coventry Health Care, Inc...............................  61,189  1,958,048
    Covidien P.L.C..........................................  44,304  2,250,200
   *Cross Country Healthcare, Inc...........................  13,354     92,276
   *CryoLife, Inc...........................................  13,400     77,318
  #*Cubist Pharmaceuticals, Inc.............................  30,921  1,050,386
   *Cumberland Pharmaceuticals, Inc.........................   4,503     27,738
   *Cutera, Inc.............................................   6,498     52,699
   *Cyberonics, Inc.........................................   7,055    191,473
   *Cynosure, Inc. Class A..................................   4,400     57,244
  #*Cytori Therapeutics, Inc................................  15,660     67,808
   *DaVita, Inc.............................................  14,595  1,219,266
    Daxor Corp..............................................   1,894     19,073
  #*Dendreon Corp...........................................  23,130    853,497
    DENTSPLY International, Inc.............................  35,485  1,344,527
  #*DepoMed, Inc............................................  29,620    223,927
  #*DexCom, Inc.............................................  18,656    264,542
   *Digirad Corp............................................   7,540     21,338
   *Durect Corp.............................................  14,309     29,477
   *DUSA Pharmaceuticals, Inc...............................   6,700     34,103
  #*Dynacq Healthcare, Inc..................................   2,399      4,438
   *Edwards Lifesciences Corp...............................  10,600    756,310
    Eli Lilly & Co..........................................  46,699  1,788,572

                                     1047

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Health Care -- (Continued)
   *Emdeon, Inc. Class A..................................... 30,813 $  477,602
   *Emergent Biosolutions, Inc............................... 19,687    406,537
  #*Emeritus Corp............................................ 23,296    457,766
  #*Endo Pharmaceuticals Holdings, Inc....................... 53,124  1,978,869
  .*Endo Pharmaceuticals Solutions........................... 22,212     24,433
   *Endologix, Inc...........................................  6,910     62,743
    Ensign Group, Inc........................................ 11,496    326,486
   *Enzo Biochem, Inc........................................ 17,534     67,331
   *Enzon Pharmaceuticals, Inc............................... 30,849    299,852
   *eResearch Technology, Inc................................ 26,702    170,092
   *Exactech, Inc............................................  7,153    122,245
  #*Exelixis, Inc............................................ 35,286    271,702
  #*Express Scripts, Inc..................................... 19,600  1,063,496
   *Five Star Quality Care, Inc.............................. 19,655     97,292
   *Forest Laboratories, Inc................................. 74,815  2,772,644
   *Furiex Pharmaceuticals, Inc..............................  4,238     80,352
  #*Genomic Health, Inc......................................  6,798    182,526
   *Gen-Probe, Inc........................................... 11,200    678,160
   *Gentiva Health Services, Inc............................. 22,000    395,780
  #*Geron Corp............................................... 35,527    136,779
   *Gilead Sciences, Inc..................................... 32,650  1,383,054
   *Greatbatch, Inc.......................................... 12,920    321,966
   *Haemonetics Corp......................................... 14,200    930,100
  #*Halozyme Therapeutics, Inc............................... 19,419    134,768
   *Hanger Orthopedic Group, Inc............................. 18,579    390,345
  #*Hansen Medical, Inc......................................    803      3,678
   *Harvard Bioscience, Inc.................................. 15,686     79,371
   *Health Management Associates, Inc........................ 53,900    512,050
   *Health Net, Inc.......................................... 56,925  1,600,731
   *HealthSouth Corp......................................... 27,299    666,096
   *Healthspring, Inc........................................ 37,501  1,539,041
   *HealthStream, Inc........................................ 12,289    166,393
   *Healthways, Inc.......................................... 19,073    284,760
   *Henry Schein, Inc........................................ 24,923  1,656,383
    Hill-Rom Holdings, Inc................................... 24,939    929,975
   *Hi-Tech Pharmacal Co., Inc...............................  7,000    198,030
   *HMS Holdings Corp........................................  7,920    598,752
   *Hologic, Inc............................................. 92,666  1,720,808
  #*Hospira, Inc............................................. 25,039  1,279,994
  #*Human Genome Sciences, Inc............................... 27,180    571,052
   #Humana, Inc.............................................. 43,199  3,221,781
   *Icagen, Inc..............................................  2,388     14,352
   *ICU Medical, Inc.........................................  7,643    324,675
  #*Idenix Pharmaceuticals, Inc.............................. 17,400    116,232
   *Idera Pharmaceuticals, Inc............................... 13,551     26,560
  #*IDEXX Laboratories, Inc..................................  8,700    721,578
   *Illumina, Inc............................................  8,304    518,585
   *Immucor, Inc............................................. 38,072  1,008,908
  #*ImmunoGen, Inc........................................... 10,412    140,874
  #*Immunomedics, Inc........................................  7,638     31,163
   *Impax Laboratories, Inc.................................. 36,227    767,288
  #*Incyte Corp.............................................. 40,400    704,576
  #*Infinity Pharmaceuticals, Inc............................ 11,550    103,950
  #*Insulet Corp.............................................  8,700    171,042
   *Integra LifeSciences Holdings Corp....................... 16,400    739,148
   *IntegraMed America, Inc..................................  5,027     45,997
  #*InterMune, Inc........................................... 14,360    479,337
  #*Intuitive Surgical, Inc..................................  2,000    801,100
    Invacare Corp............................................ 17,273    517,845
   *IPC The Hospitalist Co...................................  7,916    358,041
   *Iridex Corp..............................................  1,600      6,432

                                     1048

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
   *IRIS International, Inc................................   9,300 $    96,162
  #*Isis Pharmaceuticals, Inc..............................  25,398     219,439
   *ISTA Pharmaceuticals, Inc..............................  12,819      63,710
   *Jazz Pharmaceuticals, Inc..............................  14,023     567,511
   #Johnson & Johnson...................................... 139,407   9,032,180
   *Kensey Nash Corp.......................................   5,730     150,126
    Kewaunee Scientific Corp...............................     674       6,659
   *Kindred Healthcare, Inc................................  28,873     543,967
   *Kinetic Concepts, Inc..................................  34,207   2,289,817
  #*K-V Pharmaceutical Co..................................  17,771      35,364
   *K-V Pharmaceutical Co. Class B.........................     900       1,881
   *Laboratory Corp. of America Holdings...................   5,000     453,800
    Landauer, Inc..........................................   2,500     141,125
   *Lannet Co., Inc........................................  12,940      61,465
   *LCA-Vision, Inc........................................   9,225      38,837
    LeMaitre Vascular, Inc.................................   7,334      48,551
   *LHC Group, Inc.........................................   9,740     221,877
   *Life Technologies Corp.................................  50,168   2,259,065
   *LifePoint Hospitals, Inc...............................  29,400   1,090,740
   *Ligand Pharmaceuticals, Inc. Class B...................   3,974      54,126
   #Lincare Holdings, Inc..................................  43,956   1,124,834
   *Luminex Corp...........................................  17,042     346,805
   *Magellan Health Services, Inc..........................  21,872   1,139,531
  #*MAKO Surgical Corp.....................................   6,147     177,095
  #*MannKind Corp..........................................  29,300      97,276
  #*MAP Pharmaceuticals, Inc...............................   3,200      49,152
    Masimo Corp............................................  12,400     344,472
   *Maxygen, Inc...........................................  19,082     103,615
    McKesson Corp..........................................  25,590   2,075,861
   *MedAssets, Inc.........................................  28,866     365,732
   *MedCath Corp...........................................  10,366     136,002
   *Medco Health Solutions, Inc............................  20,695   1,301,302
   *Medical Action Industries, Inc.........................  12,950      98,679
   *Medicines Co. (The)....................................  28,494     426,840
  #*MediciNova, Inc........................................   1,492       4,028
    Medicis Pharmaceutical Corp. Class A...................  32,332   1,202,104
   *Medidata Solutions, Inc................................   5,897     120,476
   *Medivation, Inc........................................   7,091     150,471
   *Mednax, Inc............................................  25,240   1,720,358
   *MedQuist Holdings, Inc.................................  17,010     227,764
    MEDTOX Scientific, Inc.................................   4,994      77,956
    Medtronic, Inc.........................................  78,200   2,819,110
    Merck & Co., Inc....................................... 526,683  17,975,691
  #*Merge Healthcare, Inc..................................   7,000      35,560
    Meridian Bioscience, Inc...............................   8,570     185,112
   *Merit Medical Systems, Inc.............................  23,397     366,631
  #*Metabolix, Inc.........................................  10,200      69,666
   *Metropolitan Health Networks, Inc......................  22,572     127,758
   *Mettler Toledo International, Inc......................   2,600     402,506
   *Micromet, Inc..........................................  11,797      66,771
   *Molina Healthcare, Inc.................................  25,464     576,760
  #*Momenta Pharmaceuticals, Inc...........................   9,400     166,004
   *MWI Veterinary Supply, Inc.............................   6,600     587,796
   *Mylan, Inc............................................. 135,096   3,077,487
   *Myrexis, Inc...........................................  10,433      35,368
   *Myriad Genetics, Inc...................................   7,820     166,331
   *Nabi Biopharmaceuticals................................  26,865      52,924
  #*Nanosphere, Inc........................................  13,989      28,817
    National Healthcare Corp...............................   7,462     354,967
    National Research Corp.................................   2,780     101,275
   *Natus Medical, Inc.....................................  23,092     266,251

                                     1049

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Health Care -- (Continued)
  #*Nektar Therapeutics..................................    31,040 $   199,898
   *Neogen Corp..........................................     9,826     406,403
   *Neurocrine Biosciences, Inc..........................    12,479      96,463
   *Novavax, Inc.........................................     2,300       4,301
   *NPS Pharmaceuticals, Inc.............................    17,207     166,220
  #*NuVasive, Inc........................................    19,686     563,413
   *NxStage Medical, Inc.................................    20,208     371,827
   *Obagi Medical Products, Inc..........................    12,025     124,699
   #Omnicare, Inc........................................    65,336   1,992,748
   *Omnicell, Inc........................................    18,038     308,630
  #*OncoGenex Pharmaceutical, Inc........................       900      13,014
  #*Oncothyreon, Inc.....................................     4,300      34,443
   *Onyx Pharmaceuticals, Inc............................    29,295     966,149
  #*Optimer Pharmaceuticals, Inc.........................    13,611     144,004
   *OraSure Technologies, Inc............................    24,744     227,645
   *Orchid Cellmark, Inc.................................     2,337       6,427
   *Orexigen Therapeutics, Inc...........................    15,000      24,750
   *Orthofix International N.V...........................     5,853     247,172
  #*Osiris Therapeutics, Inc.............................     7,183      51,358
    Owens & Minor, Inc...................................    31,106     948,733
   *Pain Therapeutics, Inc...............................    21,575     103,992
   *Palomar Medical Technologies, Inc....................    10,711     106,253
   *Par Pharmaceutical Cos., Inc.........................    19,820     641,970
   *Parexel International Corp...........................    33,110     679,748
    Patterson Cos., Inc..................................    43,536   1,342,650
   *PDI, Inc.............................................     6,607      49,354
   #PDL BioPharma, Inc...................................    49,250     304,858
    PerkinElmer, Inc.....................................    63,798   1,560,499
   *Pernix Therapeutics Holdings, Inc....................       733       6,370
   #Perrigo Co...........................................     8,500     767,635
    Pfizer, Inc.......................................... 1,430,226  27,517,548
    Pharmaceutical Products Development Service, Inc.....    50,978   1,469,696
  #*Pharmasset, Inc......................................     1,300     157,794
   *PharMerica Corp......................................    16,573     211,637
   *PHC, Inc.............................................     8,680      24,304
  #*Pozen, Inc...........................................     6,118      27,225
   *Progenics Pharmaceuticals, Inc.......................    17,556      95,856
   *ProPhase Labs, Inc...................................     4,505       3,964
   *Providence Service Corp..............................     6,862      81,315
   *pSivida Corp.........................................     9,634      45,376
  #*PSS World Medical, Inc...............................    25,580     612,129
   #Quality Systems, Inc.................................     4,600     420,256
    Quest Diagnostics, Inc...............................    38,425   2,075,334
   *Questcor Pharmaceuticals, Inc........................    23,700     735,885
  #*Quidel Corp..........................................    18,440     275,862
   *RadNet, Inc..........................................     7,100      26,625
   *Regeneration Technologies, Inc.......................    28,450      93,600
   *Regeneron Pharmaceuticals, Inc.......................    13,800     732,228
   *Repligen Corp........................................    16,191      57,154
  #*ResMed, Inc..........................................    19,830     600,651
   *Rigel Pharmaceuticals, Inc...........................    35,869     311,702
   *Rochester Medical Corp...............................     5,857      52,479
   *Rockwell Medical Technologies, Inc...................     4,331      46,385
  #*Salix Pharmaceuticals, Ltd...........................    18,332     710,915
  #*Sangamo BioSciences, Inc.............................     7,748      41,994
   *Santarus, Inc........................................    17,297      56,388
  #*Savient Pharmaceuticals, Inc.........................    11,600      81,200
   *SciClone Pharmaceuticals, Inc........................    32,283     207,257
  #*Seattle Genetics, Inc................................    19,300     328,679
   *Select Medical Holdings Corp.........................    54,748     429,772
   *Sequenom, Inc........................................    10,153      71,680

                                     1050

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
   *Sirona Dental Systems, Inc.............................  26,400 $ 1,335,312
   *Skilled Healthcare Group, Inc..........................  11,015      96,932
   *Solta Medical, Inc.....................................  30,860      75,298
   *SonoSite, Inc..........................................   7,686     251,025
    Span-American Medical System, Inc......................   1,468      22,666
   *Spectranetics Corp.....................................  19,200     133,056
  #*Spectrum Pharmaceuticals, Inc..........................  20,600     218,360
    St. Jude Medical, Inc..................................  17,232     801,288
   *Staar Surgical Co......................................  10,301      46,870
  #*Stereotaxis, Inc.......................................  18,700      60,775
    Steris Corp............................................  27,462     960,895
   *Strategic Diagnostics, Inc.............................   7,207      15,495
    Stryker Corp...........................................  22,835   1,240,854
   *Sucampo Pharmaceuticals, Inc...........................   7,118      28,614
   *Sun Healthcare Group, Inc..............................  12,035      84,245
  #*Sunrise Senior Living, Inc.............................  31,916     281,499
   *SuperGen, Inc..........................................  28,900      88,434
   *SurModics, Inc.........................................   9,278     102,058
   *Symmetry Medical, Inc..................................  19,366     186,495
   *Synovis Life Technologies, Inc.........................   5,977      99,637
   *Synta Pharmaceuticals Corp.............................  12,130      56,647
  #*Targacept, Inc.........................................   8,718     178,196
   *Team Health Holdings, Inc..............................   9,509     209,293
    Techne Corp............................................   4,502     341,207
    Teleflex, Inc..........................................  23,700   1,427,451
   *Tenet Healthcare Corp.................................. 251,609   1,398,946
  #*Theravance, Inc........................................  16,000     342,080
   *Thermo Fisher Scientific, Inc..........................  76,021   4,568,102
   *Thoratec Corp..........................................  22,569     760,350
   *TranS1, Inc............................................   8,700      40,194
   *Transcend Services, Inc................................   5,906     171,628
   *Transcept Pharmaceuticals, Inc.........................   9,307      37,786
   *Trimeris, Inc..........................................   8,305      19,600
   *Triple-S Management Corp...............................  10,873     234,531
    U.S. Physical Therapy, Inc.............................   6,800     163,744
   *United Therapeutics Corp...............................  13,685     785,245
   #UnitedHealth Group, Inc................................ 207,950  10,320,558
   *Universal American Corp................................  43,241     411,222
    Universal Health Services, Inc.........................  43,842   2,176,317
    Utah Medical Products, Inc.............................   1,701      42,950
  #*Vanda Pharmaceuticals, Inc.............................   4,800      34,464
  #*Varian Medical Systems, Inc............................   7,597     476,788
   *Vascular Solutions, Inc................................   9,149     119,486
  #*VCA Antech, Inc........................................  45,128     881,801
  #*Vertex Pharmaceuticals, Inc............................  13,281     688,753
  #*Vical, Inc.............................................  27,949     134,435
  #*Viropharma, Inc........................................  42,767     773,227
  #*Vivus, Inc.............................................  30,844     253,229
   *Volcano Corp...........................................  18,493     580,865
   *Warner Chilcott P.L.C..................................  10,620     223,232
  #*Waters Corp............................................   7,000     615,230
   *Watson Pharmaceuticals, Inc............................  34,126   2,290,878
   *WellCare Health Plans, Inc.............................  23,299   1,021,661
    WellPoint, Inc.........................................  83,721   5,655,354
    West Pharmaceutical Services, Inc......................  18,512     812,121
   *Wright Medical Group, Inc..............................  20,154     315,209
  #*XenoPort, Inc..........................................  14,212     100,763
    Young Innovations, Inc.................................   4,058     117,601
  #*Zalicus, Inc...........................................  42,396      97,511
   *Zimmer Holdings, Inc...................................  39,986   2,399,960

                                     1051

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------ ------------
Health Care -- (Continued)
   *Zoll Medical Corp...................................... 12,239 $    852,569
                                                                   ------------
Total Health Care..........................................         269,728,427
                                                                   ------------
Industrials -- (12.3%)
  #*3D Systems Corp........................................ 22,378      479,113
    3M Co.................................................. 36,437    3,175,120
    A.O. Smith Corp........................................ 20,772      861,415
   *A.T. Cross Co..........................................  1,727       25,508
  #*A123 Systems, Inc...................................... 27,724      142,224
   #AAON, Inc.............................................. 14,100      319,788
    AAR Corp............................................... 21,700      636,678
    ABM Industries, Inc.................................... 29,162      656,145
   *Acacia Technologies Group.............................. 11,041      473,880
   *ACCO Brands Corp....................................... 22,615      193,811
    Aceto Corp............................................. 13,959       85,150
    Actuant Corp. Class A.................................. 36,600      904,386
    Acuity Brands, Inc..................................... 18,733      912,110
  #*Advisory Board Co. (The)...............................  5,450      291,793
   *Aecom Technology Corp.................................. 66,040    1,633,830
   *AeroCentury Corp.......................................    372        4,814
  #*Aerovironment, Inc..................................... 11,397      328,576
  #*AGCO Corp.............................................. 37,457    1,776,211
  #*Air Transport Services Group, Inc...................... 33,664      167,647
    Aircastle, Ltd......................................... 37,400      428,230
    Alamo Group, Inc.......................................  6,558      156,802
   *Alaska Air Group, Inc.................................. 20,384    1,245,870
    Albany International Corp.............................. 15,300      406,521
    Alexander & Baldwin, Inc............................... 22,363    1,078,120
  #*Allegiant Travel Co.................................... 10,556      454,225
    Alliant Techsystems, Inc...............................  5,843      381,139
   *Allied Defense Group, Inc..............................  2,821        9,450
   *Allied Motion Technologies, Inc........................  2,427       12,742
   *Altra Holdings, Inc.................................... 15,430      343,163
   *Amerco, Inc............................................ 10,722      966,481
   *American Railcar Industries, Inc....................... 15,398      360,159
  #*American Reprographics Co.............................. 24,689      168,626
    American Science & Engineering, Inc....................  5,089      412,871
  #*American Superconductor Corp...........................  3,700       27,084
    American Woodmark Corp.................................  8,341      138,627
    Ameron International Corp..............................  5,071      431,491
    Ametek, Inc............................................  6,663      283,177
    Ampco-Pittsburgh Corp..................................  5,600      145,880
  #*AMR Corp............................................... 57,998      245,912
   *AMREP Corp.............................................  3,060       26,989
   *APAC Customer Services, Inc............................ 27,774      233,579
    Apogee Enterprises, Inc................................ 15,985      183,028
    Applied Industrial Technologies, Inc................... 25,700      820,344
   *Argan, Inc.............................................  6,042       62,656
    Arkansas Best Corp..................................... 16,400      394,584
   *Armstrong World Industries, Inc........................ 34,300    1,354,850
   *Astec Industries, Inc.................................. 12,600      472,752
   *Astronics Corp.........................................  5,431      173,195
   *Atlas Air Worldwide Holdings, Inc...................... 14,755      773,014
    Avery Dennison Corp.................................... 22,124      698,012
   *Avis Budget Group, Inc................................. 59,100      893,001
    AZZ, Inc...............................................  7,033      351,861
   *Babcock & Wilcox Co. (The).............................  1,632       40,767
   #Badger Meter, Inc......................................  6,600      240,834
   #Barnes Group, Inc...................................... 28,500      693,975
    Barrett Business Services, Inc.........................  4,910       73,257
   *BE Aerospace, Inc...................................... 49,917    1,986,697

                                     1052

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
   *Beacon Roofing Supply, Inc..............................  24,140 $  516,113
   #Belden, Inc.............................................  24,900    917,565
   *Blount International, Inc...............................  18,386    305,759
   *BlueLinx Holdings, Inc..................................  21,112     47,502
    Boeing Co. (The)........................................  26,650  1,878,025
    Brady Co. Class A.......................................  27,448    812,461
   *Breeze-Eastern Corp.....................................   3,679     40,837
    Briggs & Stratton Corp..................................  27,995    479,834
   #Brink's Co. (The).......................................  27,082    808,127
   *Builders FirstSource, Inc...............................  29,219     67,204
    C.H. Robinson Worldwide, Inc............................   7,700    556,787
   *CAI International, Inc..................................  11,766    206,493
    Carlisle Cos., Inc......................................  35,529  1,535,919
    Cascade Corp............................................   6,677    333,783
   *Casella Waste Systems, Inc..............................  13,436     84,512
    Caterpillar, Inc........................................  31,000  3,062,490
  #*CBIZ, Inc...............................................  34,751    259,242
    CDI Corp................................................  10,200    132,192
   *CECO Environmental Corp.................................   7,063     53,396
   *Celadon Group, Inc......................................  12,200    166,896
  #*Cenveo, Inc.............................................  18,000    104,220
   *Ceradyne, Inc...........................................  16,200    525,042
   *Champion Industries, Inc................................     700        903
   *Chart Industries, Inc...................................  16,814    892,151
    Chase Corp..............................................   3,920     54,958
   #Cintas Corp.............................................  37,900  1,233,645
    CIRCOR International, Inc...............................   9,167    396,473
    CLAROC, Inc.............................................  22,772  1,003,334
  #*Clean Harbors, Inc......................................  20,306  1,071,141
   *CNH Global N.V..........................................     696     26,545
   *Coleman Cable, Inc......................................   5,021     66,177
   *Colfax Corp.............................................  21,189    573,586
   *Columbus McKinnon Corp..................................  10,610    174,534
   *Comarco, Inc............................................   2,461        824
    Comfort Systems USA, Inc................................  19,901    207,766
   *Command Security Corp...................................     900      1,395
   *Commercial Vehicle Group, Inc...........................  10,363    109,848
    CompX International, Inc................................     294      3,998
   *Consolidated Graphics, Inc..............................   6,114    315,421
    Con-way, Inc............................................  29,093  1,065,386
    Cooper Industries P.L.C.................................  30,096  1,574,322
   *Copart, Inc.............................................  26,025  1,130,786
    Corporate Executive Board Co............................   6,842    278,127
   *Corrections Corp. of America............................  58,219  1,249,380
  #*CoStar Group, Inc.......................................  10,806    634,961
    Courier Corp............................................   8,171     78,523
    Covanta Holding Corp....................................  81,418  1,406,903
   *Covenant Transportation Group, Inc......................   5,187     30,448
   *CPI Aerostructures, Inc.................................   3,137     44,263
   *CRA International, Inc..................................   6,409    172,274
    Crane Co................................................  27,066  1,253,697
    CSX Corp................................................ 217,512  5,344,270
    Cubic Corp..............................................  14,817    719,217
    Cummins, Inc............................................  12,936  1,356,728
    Curtiss-Wright Corp.....................................  25,232    806,415
    Danaher Corp............................................  50,038  2,457,366
    Deere & Co..............................................   7,500    588,825
   *Delta Air Lines, Inc.................................... 133,200  1,050,948
    Deluxe Corp.............................................  14,118    332,338
   *DigitalGlobe, Inc.......................................  25,148    656,866
   *Dollar Thrifty Automotive Group, Inc....................  13,100    943,724

                                     1053

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
    Donaldson Co., Inc...................................     6,100 $   337,818
    Douglas Dynamics, Inc................................     1,799      27,327
    Dover Corp...........................................    49,778   3,010,076
    Ducommun, Inc........................................     5,471     120,362
    Dun & Bradstreet Corp. (The).........................    10,715     777,373
   *DXP Enterprises, Inc.................................     8,133     221,136
   *Dycom Industries, Inc................................    19,100     325,464
    Dynamic Materials Corp...............................     7,427     157,452
  #*Eagle Bulk Shipping, Inc.............................    32,588      76,908
    Eastern Co...........................................     1,960      35,162
    Eaton Corp...........................................    58,480   2,804,116
    Ecology & Environment, Inc. Class A..................       903      15,450
   *EMCOR Group, Inc.....................................    38,153   1,065,232
    Emerson Electric Co..................................    40,260   1,976,363
    Encore Wire Corp.....................................    15,183     334,178
  #*Energy Conversion Devices, Inc.......................    14,671      15,405
  #*Energy Recovery, Inc.................................    25,622      78,660
    EnergySolutions, Inc.................................    47,161     238,635
  #*EnerNOC, Inc.........................................     8,718     145,939
   *EnerSys..............................................    27,016     863,972
    Ennis, Inc...........................................    14,384     252,295
   *EnPro Industries, Inc................................    11,594     536,107
    Equifax, Inc.........................................    48,308   1,659,863
    ESCO Technologies, Inc...............................    14,252     494,259
    Espey Manufacturing & Electronics Corp...............     1,611      40,452
   *Esterline Technologies Corp..........................    17,626   1,346,098
  #*Excel Maritime Carriers, Ltd.........................    44,820     115,636
    Expeditors International of Washington, Inc..........    14,733     703,059
   *Exponent, Inc........................................     7,570     316,502
   *Express-1 Expedited Solutions, Inc...................    17,867      69,681
   #Fastenal Co..........................................    19,684     662,367
    Federal Signal Corp..................................    35,754     206,658
    FedEx Corp...........................................    57,051   4,956,591
   *Flanders Corp........................................    11,193      36,937
   *Flow International Corp..............................    27,547      93,935
    Flowserve Corp.......................................    11,140   1,107,093
    Fluor Corp...........................................    21,570   1,370,342
    Forward Air Corp.....................................    12,849     400,375
   *Franklin Covey Co....................................    10,869     121,733
    Franklin Electric Co., Inc...........................    12,975     566,359
   *Freightcar America, Inc..............................     7,900     194,972
   *Frozen Food Express Industries.......................     7,223      26,725
  #*FTI Consulting, Inc..................................    23,814     864,210
   *Fuel Tech, Inc.......................................    12,609      80,193
   *Furmanite Corp.......................................    20,331     159,395
    G & K Services, Inc. Class A.........................    10,352     352,693
    Gardner Denver Machinery, Inc........................    25,600   2,183,424
    GATX Corp............................................    29,300   1,155,299
  #*Genco Shipping & Trading, Ltd........................    13,300      83,258
   *Gencor Industries, Inc...............................     1,500      11,610
  #*GenCorp, Inc.........................................    23,368     132,263
   *Generac Holdings, Inc................................    14,225     263,874
   *General Cable Corp...................................    29,074   1,156,273
    General Dynamics Corp................................    59,774   4,073,000
    General Electric Co.................................. 1,993,134  35,697,030
   *Genesee & Wyoming, Inc...............................    20,854   1,147,804
   *GEO Group, Inc. (The)................................    36,506     759,325
   *GeoEye, Inc..........................................    11,763     470,049
   *Gibraltar Industries, Inc............................    18,000     185,040
   *Global Power Equipment Group, Inc....................     7,523     195,372
    Goodrich Corp........................................    31,454   2,992,534

                                     1054

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
    Gorman-Rupp Co. (The)...................................  11,250 $  366,525
   *GP Strategies Corp......................................  10,009    129,617
    Graco, Inc..............................................   8,200    360,226
  #*Graftech International, Ltd.............................  32,218    620,519
    Graham Corp.............................................   5,151    101,372
    Granite Construction, Inc...............................  20,383    476,555
    Great Lakes Dredge & Dock Corp..........................  31,085    184,956
  #*Greenbrier Cos., Inc....................................  13,563    272,888
   *Griffon Corp............................................  33,968    320,998
   *H&E Equipment Services, Inc.............................  19,270    231,240
    Hardinge, Inc...........................................   5,484     60,050
    Harsco Corp.............................................  45,473  1,246,415
   *Hawaiian Holdings, Inc..................................  32,942    154,827
    Healthcare Services Group, Inc..........................  22,983    360,603
    Heartland Express, Inc..................................  40,595    621,915
   #HEICO Corp..............................................   8,718    455,603
    HEICO Corp. Class A.....................................  18,706    692,122
    Heidrick & Struggles International, Inc.................   9,145    243,257
   *Heritage-Crystal Clean, Inc.............................   1,500     30,060
    Herman Miller, Inc......................................  13,000    299,130
   *Hertz Global Holdings, Inc.............................. 126,584  1,781,037
   *Hexcel Corp.............................................  53,028  1,269,490
   *Hill International, Inc.................................  21,075    113,173
    HNI Corp................................................  23,255    486,262
  #*Hoku Corp...............................................  18,798     27,821
    Honeywell International, Inc............................  40,442  2,147,470
    Houston Wire & Cable Co.................................   9,821    156,252
   *Hub Group, Inc. Class A.................................  19,321    685,509
    Hubbell, Inc. Class A...................................   1,849    100,216
    Hubbell, Inc. Class B...................................  24,911  1,481,457
   *Hudson Highland Group, Inc..............................  15,198     91,036
  #*Huntington Ingalls Industries, Inc......................   9,090    304,333
   *Hurco Cos., Inc.........................................   3,580    105,324
  #*Huron Consulting Group, Inc.............................  11,939    386,465
   *ICF International, Inc..................................  10,890    254,390
    IDEX Corp...............................................  39,435  1,635,764
   *IHS, Inc................................................   7,882    580,825
   *II-VI, Inc..............................................  30,786    770,574
   #Illinois Tool Works, Inc................................  34,908  1,738,418
    Ingersoll-Rand P.L.C....................................  63,013  2,357,946
  #*InnerWorkings, Inc......................................  25,916    189,964
   *Innotrac Corp...........................................     558        770
   *Innovative Solutions & Support, Inc.....................  12,137     64,933
  #*Insituform Technologies, Inc............................  21,896    439,015
    Insperity, Inc..........................................  12,723    371,766
    Insteel Industries, Inc.................................  10,242    117,373
   *Integrated Electrical Services, Inc.....................   2,555      8,457
    Interface, Inc. Class A.................................  26,921    431,274
   *Interline Brands, Inc...................................  18,021    301,491
    International Shipholding Corp..........................   2,971     61,173
    Intersections, Inc......................................  10,422    202,395
   #Iron Mountain, Inc......................................  54,389  1,720,324
    ITT Industries, Inc.....................................  52,983  2,826,113
    J.B. Hunt Transport Services, Inc.......................   9,866    446,338
   *Jacobs Engineering Group, Inc...........................  33,130  1,296,708
  #*JetBlue Airways Corp.................................... 182,640    874,846
    John Bean Technologies Corp.............................   6,569    116,009
    Joy Global, Inc.........................................   8,039    755,023
   *Kadant, Inc.............................................   7,309    192,300
    Kaman Corp. Class A.....................................  14,354    511,289
   *Kansas City Southern....................................  45,300  2,688,555

                                     1055

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Industrials -- (Continued)
   *KAR Auction Services, Inc................................ 27,848 $  495,137
    Kaydon Corp.............................................. 18,594    662,876
    KBR, Inc................................................. 40,140  1,430,991
   *Kelly Services, Inc. Class A............................. 19,065    298,367
    Kennametal, Inc.......................................... 43,847  1,728,887
   *Key Technology, Inc......................................  1,967     31,944
   *Kforce, Inc.............................................. 22,555    310,808
    Kimball International, Inc. Class B...................... 14,644     87,864
  #*Kirby Corp............................................... 28,881  1,684,340
    Knight Transportation, Inc............................... 45,519    716,469
    Knoll, Inc............................................... 16,175    295,194
   *Korn/Ferry International................................. 26,700    575,118
  #*Kratos Defense & Security Solutions, Inc................. 17,140    186,312
    L.S. Starrett Co. Class A................................  2,270     28,806
    L-3 Communications Holdings, Inc......................... 26,205  2,073,340
    Landstar System, Inc.....................................  7,900    354,315
    Lawson Products, Inc.....................................  4,795     89,523
   *Layne Christensen Co..................................... 10,729    314,467
    LB Foster Co. Class A....................................  5,480    190,430
   #Lennox International, Inc................................  8,500    314,330
    Lincoln Electric Holdings, Inc........................... 40,582  1,388,716
    Lindsay Corp.............................................  6,563    415,438
   *LMI Aerospace, Inc.......................................  6,676    153,481
   #Lockheed Martin Corp..................................... 12,684    960,559
    LSI Industries, Inc...................................... 16,278    135,433
   *Lydall, Inc..............................................  8,347    100,832
   *M&F Worldwide Corp.......................................  9,523    238,646
   *Magnetek, Inc............................................  3,799      6,838
    Manitowoc Co., Inc. (The)................................ 69,403    970,948
    Manpower, Inc............................................ 22,209  1,121,999
    Marten Transport, Ltd.................................... 13,600    279,752
   #Masco Corp............................................... 96,930  1,022,612
   *MasTec, Inc.............................................. 46,028    961,065
    McGrath Rentcorp......................................... 14,069    366,216
   *Meritor, Inc............................................. 41,800    564,300
   *Metalico, Inc............................................ 27,446    150,404
    Met-Pro Corp............................................. 11,066    116,636
   *MFRI, Inc................................................  2,769     25,696
   *Michael Baker Corp.......................................  4,466     93,161
   *Middleby Corp............................................  7,998    675,671
    Miller Industries, Inc...................................  6,349    103,997
    Mine Safety Appliances Co................................ 20,500    699,460
   *Mistras Group, Inc....................................... 15,457    263,696
  #*Mobile Mini, Inc......................................... 23,021    485,973
   *Moog, Inc................................................ 23,057    944,184
   *Moog, Inc. Class B.......................................  2,246     92,086
    MSC Industrial Direct Co., Inc. Class A..................  7,500    463,350
    Mueller Industries, Inc.................................. 21,270    798,263
    Mueller Water Products, Inc.............................. 87,185    285,095
    Multi-Color Corp.........................................  7,321    197,155
   *MYR Group, Inc........................................... 11,534    280,161
    NACCO Industries, Inc. Class A...........................  3,640    330,803
   #National Presto Industries, Inc..........................  4,391    446,740
    National Technical Systems, Inc..........................  4,506     27,171
   *Navigant Consulting, Inc................................. 24,796    291,849
   *Navistar International Corp..............................  9,975    511,817
  #*NIVS IntelliMedia Technology Group, Inc.................. 10,765      3,445
   *NN, Inc..................................................  9,227    108,694
   #Nordson Corp............................................. 21,100  1,076,733
    Norfolk Southern Corp.................................... 67,170  5,084,769
    Northrop Grumman Corp.................................... 56,649  3,427,831

                                     1056

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
   *Northwest Pipe Co.......................................   4,942 $  148,507
  #*Ocean Power Technologies, Inc...........................   4,294     14,127
   *Old Dominion Freight Line, Inc..........................  31,643  1,172,373
   *Omega Flex, Inc.........................................   3,089     40,064
   *On Assignment, Inc......................................  20,031    204,316
   *Orbital Sciences Corp...................................  32,206    557,808
   *Orion Energy Systems, Inc...............................  10,187     37,386
   *Orion Marine Group, Inc.................................   8,900     77,341
   *Oshkosh Corp............................................  46,909  1,164,281
   *Owens Corning, Inc......................................  78,413  2,789,935
   *P.A.M. Transportation Services, Inc.....................   3,859     37,432
    PACCAR, Inc.............................................  19,500    834,795
  #*Pacer International, Inc................................  17,800     95,052
    Pall Corp...............................................   3,003    148,889
    Parker Hannifin Corp....................................  22,479  1,776,291
   *Park-Ohio Holdings Corp.................................   6,216    118,166
   *Patrick Industries, Inc.................................   1,800      3,618
   *Patriot Transportation Holding, Inc.....................   4,416    102,319
    Pentair, Inc............................................  54,974  2,023,593
   *PGT, Inc................................................  21,713     40,386
   *Pike Electric Corp......................................  18,135    159,407
   *Pinnacle Airlines Corp..................................   9,030     36,030
    Pitney Bowes, Inc.......................................  15,800    340,490
  #*PMFG, Inc...............................................   7,401    138,917
   *Polypore International, Inc.............................  20,500  1,394,000
   *Powell Industries, Inc..................................   5,931    228,581
   *PowerSecure International, Inc..........................   9,400     64,390
   #Precision Castparts Corp................................  13,600  2,194,768
    Preformed Line Products Co..............................   2,515    156,835
    Primoris Services Corp..................................  24,363    297,229
    Providence & Worcester Railroad Co......................     361      5,036
   *Quad Graphics, Inc......................................     962     32,381
   *Quality Distribution, Inc...............................  10,139    116,598
    Quanex Building Products Corp...........................  19,962    312,805
   *Quanta Services, Inc....................................  81,715  1,513,362
   #R. R. Donnelley & Sons Co............................... 116,908  2,199,039
   *RailAmerica, Inc........................................  25,628    381,345
    Raven Industries, Inc...................................   7,938    419,365
    Raytheon Co.............................................  66,372  2,968,820
   *RBC Bearings, Inc.......................................  12,047    457,425
   *RCM Technologies, Inc...................................   5,274     29,165
   *Real Goods Solar, Inc...................................   1,125      2,880
    Regal-Beloit Corp.......................................  21,439  1,299,847
  #*Republic Airways Holdings, Inc..........................  25,947    112,351
    Republic Services, Inc..................................  89,135  2,587,589
    Resources Connection, Inc...............................  24,479    318,717
   *Roadrunner Transportation Systems, Inc..................   1,641     25,321
    Robbins & Myers, Inc....................................  24,621  1,187,717
    Robert Half International, Inc..........................   8,504    232,840
    Rockwell Automation, Inc................................  21,300  1,528,488
    Rockwell Collins, Inc...................................  11,058    609,185
    Rollins, Inc............................................   7,428    141,801
    Roper Industries, Inc...................................  27,824  2,271,273
  #*RSC Holdings, Inc.......................................  50,146    598,743
   *Rush Enterprises, Inc. Class A..........................  15,190    303,648
   *Rush Enterprises, Inc. Class B..........................   1,308     21,909
    Ryder System, Inc.......................................  34,100  1,920,512
   *Saia, Inc...............................................   8,464    127,552
   *Sauer-Danfoss, Inc......................................  21,100  1,002,250
    Schawk, Inc.............................................  15,296    241,524
   *School Specialty, Inc...................................  10,582    127,196

                                     1057

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
    Seaboard Corp..........................................     346 $   904,790
    Servotronics, Inc......................................     212       1,874
   *SFN Group, Inc.........................................  27,998     389,732
   *Shaw Group, Inc........................................  44,037   1,139,678
    SIFCO Industries, Inc..................................   1,400      25,550
    Simpson Manufacturing Co., Inc.........................  27,806     786,910
    SkyWest, Inc...........................................  38,300     492,538
   *SL Industries, Inc.....................................   4,400     107,184
    Snap-on, Inc...........................................  35,034   1,992,033
    Southwest Airlines Co.................................. 284,388   2,832,504
   *Sparton Corp...........................................   4,527      41,784
   *Spirit Aerosystems Holdings, Inc.......................  61,783   1,265,934
    SPX Corp...............................................  29,130   2,191,741
   *Standard Parking Corp..................................   6,064     100,905
    Standard Register Co...................................  11,598      34,794
    Standex International Corp.............................   7,200     231,768
    Stanley Black & Decker, Inc............................  39,016   2,566,082
    Steelcase, Inc. Class A................................  48,400     480,612
  #*Stericycle, Inc........................................   7,200     591,264
   *Sterling Construction Co., Inc.........................   8,869     113,523
    Sun Hydraulics, Inc....................................  11,032     314,522
  #*SunPower Corp. Class B.................................   7,736     117,278
    Superior Uniform Group, Inc............................   4,706      55,013
   *SYKES Enterprises, Inc.................................  26,085     503,440
   *Sypris Solutions, Inc..................................   7,735      28,155
    TAL International Group, Inc...........................  18,500     572,390
   *Taser International, Inc...............................  32,160     132,178
   *Team, Inc..............................................  11,290     302,008
   *Tecumseh Products Co. Class A..........................   6,603      67,483
   *Tecumseh Products Co. Class B..........................     732       7,342
   *Teledyne Technologies, Inc.............................  19,756   1,071,368
    Tennant Co.............................................   8,700     372,447
   *Terex Corp.............................................  62,103   1,379,308
   *Tetra Tech, Inc........................................  34,648     762,256
    Textainer Group Holdings, Ltd..........................  26,805     695,590
   #Textron, Inc...........................................  72,384   1,674,242
   *Thomas & Betts Corp....................................  32,200   1,570,716
    Timken Co..............................................  51,800   2,262,106
   #Titan International, Inc...............................  22,861     577,697
   *Titan Machinery, Inc...................................  11,601     306,382
    Toro Co................................................  10,400     559,832
    Towers Watson & Co.....................................  10,583     647,150
   *Trailer Bridge, Inc....................................   3,127       4,378
   *TransDigm Group, Inc...................................  14,584   1,313,581
   *TRC Cos., Inc..........................................   7,397      41,275
    Tredegar Industries, Inc...............................  12,040     229,482
   *Trex Co., Inc..........................................   8,091     170,558
   *TriMas Corp............................................  16,900     405,093
   #Trinity Industries, Inc................................  45,837   1,365,484
    Triumph Group, Inc.....................................  27,280   1,468,755
   *TrueBlue, Inc..........................................  23,868     358,259
   *Tufco Technologies, Inc................................     400       1,522
    Tutor Perini Corp......................................  24,978     394,153
    Twin Disc, Inc.........................................   8,316     316,008
    Tyco International, Ltd................................  93,676   4,148,910
    U.S. Home Systems, Inc.................................   1,540       7,808
   *Ultralife Corp.........................................   9,810      46,107
    UniFirst Corp..........................................   9,100     499,135
    Union Pacific Corp..................................... 100,059  10,254,046
  .*United Capital Corp....................................   2,367      71,010
   *United Continental Holdings, Inc.......................  77,732   1,408,504

                                     1058

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
    United Parcel Service, Inc............................  21,474 $  1,486,430
  #*United Rentals, Inc...................................  29,980      689,840
    United Stationers, Inc................................  25,800      827,922
    United Technologies Corp..............................  46,784    3,875,587
    Universal Forest Products, Inc........................  10,715      315,771
   *Universal Truckload Services, Inc.....................   8,839      140,540
   *UQM Technologies, Inc.................................  18,603       38,322
   *URS Corp..............................................  42,798    1,747,442
  #*US Airways Group, Inc.................................  56,940      355,306
    US Ecology, Inc.......................................  10,235      172,869
   *USA Truck, Inc........................................   6,887       77,961
  #*USG Corp..............................................  55,104      627,084
    UTi Worldwide, Inc....................................  53,924      871,951
    Valmont Industries, Inc...............................  12,765    1,242,673
   *Verisk Analytics, Inc. Class A........................     839       27,939
   *Versar, Inc...........................................   3,144        9,463
    Viad Corp.............................................  11,000      228,030
    Vicor Corp............................................  14,937      210,164
    Virco Manufacturing Corp..............................   2,861        7,267
   *Volt Information Sciences, Inc........................   9,601       87,369
    VSE Corp..............................................   2,300       48,415
    W.W. Grainger, Inc....................................   5,290      784,877
  #*Wabash National Corp..................................  17,000      127,670
    Wabtec Corp...........................................  20,416    1,317,240
    Waste Connections, Inc................................  64,237    2,071,001
   #Waste Management, Inc.................................  39,673    1,249,303
   #Watsco, Inc. Class A..................................  13,025      770,820
    Watsco, Inc. Class B..................................   1,750      104,029
    Watts Water Technologies, Inc.........................  17,197      576,615
   *WCA Waste Corp........................................   8,987       51,136
   #Werner Enterprises, Inc...............................  41,413      975,276
   *WESCO International, Inc..............................  23,327    1,182,446
   *Willdan Group, Inc....................................   3,100       12,245
   *Willis Lease Finance Corp.............................   3,716       49,423
    Woodward, Inc.........................................  21,901      755,584
                                                                   ------------
Total Industrials.........................................          342,552,882
                                                                   ------------
Information Technology -- (12.4%)
   *Accelrys, Inc.........................................  28,464      206,933
   *Accenture P.L.C. Class A..............................  18,101    1,070,493
   *ACI Worldwide, Inc....................................  15,359      555,381
   *Acme Packet, Inc......................................  22,829    1,345,085
   *Acorn Energy, Inc.....................................   5,004       24,219
    Activision Blizzard, Inc.............................. 152,687    1,807,814
   *Actuate Corp..........................................  32,492      197,226
   *Acxiom Corp...........................................  44,709      614,302
   *ADDvantage Technologies Group, Inc....................   2,391        6,264
   *Adept Technology, Inc.................................   2,563       10,355
   *Adobe Systems, Inc....................................  40,712    1,128,537
   *ADPT Corp.............................................  71,658      212,824
    Adtran, Inc...........................................  25,300      837,177
   *Advanced Analogic Technologies, Inc...................  19,564      118,362
   *Advanced Energy Industries, Inc.......................  23,252      246,704
  #*Advanced Micro Devices, Inc........................... 107,092      786,055
  #*Advent Software, Inc..................................  14,600      339,158
   *Aetrium, Inc..........................................   2,711        4,446
   *Agilysys, Inc.........................................  12,660      121,156
   *Akamai Technologies, Inc..............................   7,223      174,941
  #*Alliance Data Systems Corp............................   4,550      447,447
   *Alpha & Omega Semiconductor, Ltd......................   8,564       96,259
    Altera Corp...........................................  22,000      899,360

                                     1059

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
   *Amdocs, Ltd............................................  53,020 $ 1,671,721
    American Software, Inc. Class A........................  13,044     111,657
  #*Amkor Technology, Inc.................................. 110,084     586,748
   #Amphenol Corp..........................................   9,871     482,593
   *Amtech Systems, Inc....................................   5,151      92,460
  #*Anadigics, Inc.........................................  35,398     111,150
    Analog Devices, Inc....................................  15,800     543,520
   *Anaren, Inc............................................   7,799     156,058
  #*Ancestry.com, Inc......................................  14,414     513,283
    Anixter International, Inc.............................  18,100   1,129,802
   *ANSYS, Inc.............................................  21,595   1,092,707
  #*AOL, Inc...............................................  57,745     992,059
   *Apple, Inc.............................................  40,737  15,906,984
    Applied Materials, Inc................................. 220,264   2,713,652
   *Applied Micro Circuits Corp............................  36,093     227,747
   *Ariba, Inc.............................................  42,870   1,417,711
   *Arris Group, Inc.......................................  79,642     955,704
   *Arrow Electronics, Inc.................................  53,110   1,845,572
  #*Aruba Networks, Inc....................................  22,400     514,080
  #*AsiaInfo-Linkage, Inc..................................  26,360     402,781
   *Aspen Technology, Inc..................................   2,700      41,850
    Astro-Med, Inc.........................................   2,946      23,273
   *Atmel Corp............................................. 151,613   1,834,517
   *ATMI, Inc..............................................  17,507     326,506
   *ATS Corp...............................................     500       2,275
   *AuthenTec, Inc.........................................  18,897      49,132
   *Autodesk, Inc..........................................  17,600     605,440
    Automatic Data Processing, Inc.........................  26,126   1,345,228
   *Aviat Networks, Inc....................................  31,310     121,170
   *Avid Technology, Inc...................................  20,603     269,693
   *Avnet, Inc.............................................  53,775   1,575,607
    AVX Corp............................................... 104,796   1,458,760
   *Aware, Inc.............................................   4,426      15,712
   *Axcelis Technologies, Inc..............................  46,191      76,677
   *AXT, Inc...............................................  17,605     153,692
    Bel Fuse, Inc. Class A.................................   1,600      33,184
    Bel Fuse, Inc. Class B.................................   5,833     110,944
   *Benchmark Electronics, Inc.............................  43,000     629,950
   *BigBand Networks, Inc..................................  33,658      65,633
    Black Box Corp.........................................  13,400     381,766
    Blackbaud, Inc.........................................  11,000     279,400
  #*Blackboard, Inc........................................  14,861     647,345
   *Blue Coat Systems, Inc.................................  22,738     458,171
   *BMC Software, Inc......................................  14,285     617,398
   *Bottomline Technologies, Inc...........................  17,275     402,335
   *Brightpoint, Inc.......................................  43,276     393,379
   *Broadcom Corp..........................................  27,900   1,034,253
    Broadridge Financial Solutions, Inc....................  27,575     635,879
   *BroadVision, Inc.......................................      96       1,166
   *Brocade Communications Systems, Inc.................... 256,840   1,407,483
   *Brooks Automation, Inc.................................  35,754     340,021
   *BSQUARE Corp...........................................   5,039      31,443
   *BTU International, Inc.................................   3,282      23,532
    CA, Inc................................................ 141,461   3,154,580
  #*Cabot Microelectronics Corp............................  13,168     509,470
   *CACI International, Inc................................  16,567     978,778
  #*Cadence Design Systems, Inc............................  83,795     865,602
   *CalAmp Corp............................................   4,886      18,420
   *Calix, Inc.............................................   5,608     102,851
  #*Callidus Software, Inc.................................  13,723      70,536
   *Cardtronics, Inc.......................................  10,510     241,520

                                     1060

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
   *Cascade Microtech, Inc..................................   3,846 $   20,615
    Cass Information Systems, Inc...........................   5,215    195,771
   *Cavium, Inc.............................................   9,900    341,451
   *CEVA, Inc...............................................  11,625    351,307
   *Checkpoint Systems, Inc.................................  21,600    339,120
  #*China Information Technology, Inc.......................  26,221     55,851
   *Chyron International Corp...............................   2,064      4,912
   *Ciber, Inc..............................................  38,417    192,853
  #*Ciena Corp..............................................  29,473    455,653
  #*Cirrus Logic, Inc.......................................  37,222    565,030
    Cisco Sytems, Inc....................................... 289,961  4,630,677
   *Citrix Systems, Inc.....................................  11,700    842,868
   *Clearfield, Inc.........................................   7,734     62,259
    Cognex Corp.............................................  24,800    841,960
   *Cognizant Technology Solutions Corp.....................  11,248    785,898
   *Cogo Group, Inc.........................................  20,432     96,235
   *Coherent, Inc...........................................  15,397    739,518
    Cohu, Inc...............................................  12,672    158,653
    Communications Systems, Inc.............................   6,432    115,004
   *CommVault Systems, Inc..................................  10,838    419,647
    Computer Sciences Corp..................................  57,400  2,025,072
   *Computer Task Group, Inc................................   9,689    124,891
   *Compuware Corp.......................................... 119,755  1,156,833
   *comScore, Inc...........................................  13,311    290,313
    Comtech Telecommunications Corp.........................  15,497    417,644
   *Comverge, Inc...........................................   8,800     27,984
   *Concur Technologies, Inc................................  10,629    482,982
   *Concurrent Computer Corp................................   3,068     19,758
  #*Constant Contact, Inc...................................   3,900     73,827
   *Convergys Corp..........................................  68,377    850,610
   *Convio, Inc.............................................   8,082     82,113
   *CoreLogic, Inc..........................................  51,917    819,250
    Corning, Inc............................................ 285,179  4,537,198
   *Cray, Inc...............................................  20,016    120,897
  #*Cree, Inc...............................................  19,200    630,912
    Crexendo, Inc...........................................   4,869     17,188
   *CSG Systems International, Inc..........................  18,840    334,598
    CTC Media, Inc..........................................     600     12,636
    CTS Corp................................................  13,093    128,704
   *CyberOptics Corp........................................   1,680     15,842
   *Cymer, Inc..............................................  20,500    902,615
   *Cypress Semiconductor Corp..............................  66,500  1,368,570
    Daktronics, Inc.........................................  23,397    232,332
   *Datalink Corp...........................................   8,156     84,333
   *Dataram Corp............................................   2,900      4,379
    DDi Corp................................................  11,072     91,123
   *DealerTrack Holdings, Inc...............................  22,378    518,946
   *Dell, Inc...............................................  89,338  1,450,849
   *Deltek, Inc.............................................  14,273    102,195
  #*DemandTec, Inc..........................................   3,400     24,344
  #*DG FastChannel, Inc.....................................  15,306    432,548
   *Dice Holdings, Inc......................................  28,908    398,641
   *Diebold, Inc............................................  38,527  1,165,056
   *Digi International, Inc.................................  14,100    201,489
   *Digimarc Corp...........................................   3,840    152,486
   *Digital River, Inc......................................  22,175    565,462
   *Diodes, Inc.............................................  25,402    598,217
  #*Document Security Systems, Inc..........................     200        676
  #*Dolby Laboratories, Inc.................................   3,951    167,364
   *Dot Hill Systems Corp...................................  34,596     78,187
   *DSP Group, Inc..........................................  13,000     98,670

                                     1061

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
    DST Systems, Inc........................................  24,492 $1,253,745
   *DTS, Inc................................................   9,245    320,986
   *Dynamics Research Corp..................................   5,180     62,626
   #Earthlink, Inc..........................................  61,175    491,847
   *eBay, Inc............................................... 111,862  3,663,480
  #*Ebix, Inc...............................................  15,631    307,774
   *Echelon Corp............................................  18,350    152,122
  #*Echo Global Logistics, Inc..............................  11,235    168,076
   *EchoStar Corp...........................................  21,185    708,850
   *Edgewater Technology, Inc...............................   4,354     11,930
    Electro Rent Corp.......................................  14,817    239,443
   *Electro Scientific Industries, Inc......................  15,721    302,000
  #*Electronic Arts, Inc....................................  87,719  1,951,748
   *Electronics for Imaging, Inc............................  27,200    468,112
   *eMagin Corp.............................................   5,344     23,781
  #*EMC Corp................................................ 184,279  4,805,996
   *EMCORE Corp.............................................  46,835    122,708
   *EMS Technologies, Inc...................................   8,299    272,871
   *Emulex Corp.............................................  47,973    405,372
   *Entegris, Inc...........................................  77,056    660,370
  #*Entropic Communications, Inc............................  30,050    200,734
    EPIQ Systems, Inc.......................................  18,626    240,648
   *ePlus, Inc..............................................   4,292    113,867
  #*Equinix, Inc............................................   7,055    737,036
   *Euronet Worldwide, Inc..................................  27,815    477,305
   *Exar Corp...............................................  25,043    165,534
   *ExlService Holdings, Inc................................  15,838    369,659
   *Extreme Networks........................................  49,555    167,991
   *F5 Networks, Inc........................................   6,360    594,533
    FactSet Research Systems, Inc...........................   4,600    423,614
    Fair Isaac Corp.........................................  25,297    752,586
   *Fairchild Semiconductor International, Inc..............  68,000  1,020,680
   *FalconStor Software, Inc................................  19,668     84,572
   *Faro Technologies, Inc..................................   8,630    351,759
   *FEI Co..................................................  21,648    715,250
    Fidelity National Information Services, Inc............. 102,123  3,065,732
  #*Finisar Corp............................................  22,450    382,548
  #*First Solar, Inc........................................   9,100  1,075,893
   *Fiserv, Inc.............................................  42,000  2,535,120
    FLIR Systems, Inc.......................................   9,887    271,497
   *FormFactor, Inc.........................................  28,937    265,931
    Forrester Research, Inc.................................  13,108    414,213
   *Frequency Electronics, Inc..............................   4,145     43,398
   *FSI International, Inc..................................  19,832     56,125
  #*Gartner Group, Inc......................................  13,847    511,093
   *Genpact, Ltd............................................   3,375     55,687
   *Gerber Scientific, Inc..................................  12,557    138,378
   *GigOptix, Inc...........................................   1,648      3,543
   *Global Cash Access, Inc.................................  31,933     89,732
    Global Payments, Inc....................................   6,700    317,647
   *Globalscape, Inc........................................   6,092     13,402
   *Globecomm Systems, Inc..................................  12,422    173,411
  #*Glu Mobile, Inc.........................................   4,941     24,804
   *Google, Inc.............................................   9,713  5,863,641
   *GSE Systems, Inc........................................   3,200      7,104
   *GSI Group, Inc..........................................   6,414     72,029
   *GSI Technology, Inc.....................................  14,898     95,645
  #*GT Solar International, Inc.............................  37,899    516,942
   *GTSI Corp...............................................     605      3,122
   *Guidance Software, Inc..................................   6,777     50,963
   *Hackett Group, Inc......................................  22,112     96,629

                                     1062

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
   *Harmonic, Inc..........................................  61,337 $   333,060
    Harris Corp............................................  35,404   1,411,557
   *Hauppauge Digital, Inc.................................   4,900       9,163
    Heartland Payment Systems, Inc.........................  18,506     389,366
    Hewlett-Packard Co..................................... 197,567   6,946,456
   *Hittite Microwave Corp.................................   7,700     431,123
   *HSW International, Inc.................................     718       3,841
  #*Hutchinson Technology, Inc.............................  11,787      36,893
   *Hypercom Corp..........................................  26,610     215,807
   *I.D. Systems, Inc......................................   6,686      33,029
   *IAC/InterActiveCorp....................................  77,073   3,190,051
  #*Identive Group, Inc....................................  18,368      38,940
   *IEC Electronics Corp...................................   4,588      28,996
  #iGATE Corp..............................................  21,779     326,467
  #*iGo, Inc...............................................  16,383      28,834
   *Imation Corp...........................................  21,226     176,600
   *Immersion Corp.........................................  13,724     125,575
  #*Infinera Corp..........................................  54,269     348,950
   *Informatica Corp.......................................  17,096     874,118
   *InfoSpace, Inc.........................................  21,761     207,382
   *Ingram Micro, Inc. Class A.............................  90,600   1,680,630
   *Innodata Isogen, Inc...................................  10,723      33,134
   *Insight Enterprises, Inc...............................  34,850     586,526
   *Integrated Device Technology, Inc......................  90,784     620,963
   *Integrated Silicon Solution, Inc.......................  14,244     126,629
    Intel Corp............................................. 517,438  11,554,391
   *Intellicheck Mobilisa, Inc.............................   6,118       7,586
   *Interactive Intelligence Group.........................   8,542     324,681
   #InterDigital, Inc......................................  12,747     869,983
   *Intermec, Inc..........................................  33,717     363,469
   *Internap Network Services Corp.........................  29,225     181,780
    International Business Machines Corp...................  45,323   8,241,988
   *International Rectifier Corp...........................  42,000   1,078,980
   *Internet Media Services, Inc...........................      82          10
   *Interphase Corp........................................   2,400      11,160
    Intersil Corp. Class A.................................  69,407     836,354
   *Intevac, Inc...........................................  11,559     105,187
   *IntriCon Corp..........................................   3,283      12,968
   *Intuit, Inc............................................  18,374     858,066
   *Inuvo, Inc.............................................     800       1,336
   *INX, Inc...............................................   3,415      28,618
   *IPG Photonics Corp.....................................  19,702   1,185,863
   *Iteris, Inc............................................   4,400       5,676
   *Itron, Inc.............................................  19,131     823,398
   *Ixia...................................................  33,193     331,930
   *IXYS Corp..............................................  20,163     275,023
  #*j2 Global Communications, Inc..........................  25,591     684,303
    Jabil Circuit, Inc..................................... 103,665   1,898,106
    Jack Henry & Associates, Inc...........................  34,105     987,340
   *JDA Software Group, Inc................................  24,352     680,882
   *JDS Uniphase Corp......................................  94,078   1,237,126
   *Juniper Networks, Inc..................................  49,028   1,146,765
   *Kemet Corp.............................................  24,543     299,425
   *Kenexa Corp............................................  12,532     320,443
   *Key Tronic Corp........................................   4,896      21,787
    Keynote Systems, Inc...................................   8,926     213,778
  #*KIT Digital, Inc.......................................  16,220     188,963
    KLA-Tencor Corp........................................  46,185   1,839,087
  #*Kopin Corp.............................................  36,339     156,258
   *Kulicke & Soffa Industries, Inc........................  40,300     370,760
   *KVH Industries, Inc....................................   7,775      74,407

                                     1063

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
   *Lam Research Corp.......................................  32,791 $1,340,496
   *Lattice Semiconductor Corp..............................  73,848    457,858
   *LeCroy Corp.............................................   4,246     43,182
    Lender Processing Services, Inc.........................   4,350     81,910
   *Lexmark International, Inc..............................  35,287  1,184,585
   *LGL Group, Inc..........................................   1,209     11,691
  #*Limelight Networks, Inc.................................  58,586    241,374
    Linear Technology Corp..................................  19,131    560,538
   *Lionbridge Technologies, Inc............................  15,432     50,154
   *Liquidity Services, Inc.................................  15,290    369,712
    Littlefuse, Inc.........................................  12,785    653,186
   *LoJack Corp.............................................  18,650     74,786
   *LookSmart, Ltd..........................................   1,871      2,732
   *LoopNet, Inc............................................  18,800    344,416
   *Loral Space & Communications, Inc.......................   9,381    612,392
   *LSI Corp................................................ 273,429  2,012,437
   *LTX-Credence Corp.......................................  27,717    199,285
   *Magma Design Automation, Inc............................  15,000    111,600
   *Manhattan Associates, Inc...............................  11,370    424,101
   #ManTech International Corp. Class A.....................  13,126    535,541
    Marchex, Inc............................................  13,661    118,441
   *Market Leader, Inc......................................   3,600      8,064
   *Marvell Technology Group, Ltd........................... 100,422  1,488,254
    MasterCard, Inc. Class A................................   3,826  1,160,234
   *Mattersight Corp........................................   2,980     21,843
    Maxim Integrated Products, Inc..........................  74,070  1,700,647
    Maximus, Inc............................................  22,400    865,312
  #*Maxwell Technologies, Inc...............................   7,627    128,667
   *Measurement Specialties, Inc............................   8,506    277,806
  #*MEMC Electronic Materials, Inc.......................... 119,600    887,432
   *MEMSIC, Inc.............................................   9,233     27,699
   *Mentor Graphics Corp....................................  62,612    715,655
   *Mercury Computer Systems, Inc...........................  16,909    283,902
    Mesa Laboratories, Inc..................................   1,028     34,685
    Methode Electronics, Inc................................  21,177    224,053
    Micrel, Inc.............................................  27,668    280,830
   #Microchip Technology, Inc...............................  20,217    682,324
   *Micron Technology, Inc.................................. 349,397  2,575,056
   *MICROS Systems, Inc.....................................  15,300    749,241
   *Microsemi Corp..........................................  43,775    868,934
    Microsoft Corp.......................................... 286,979  7,863,225
   *MicroStrategy, Inc......................................   2,192    349,339
  #*Mindspeed Technologies, Inc.............................  18,760    127,756
   *MIPS Technologies, Inc..................................  18,132    130,188
    MKS Instruments, Inc....................................  29,310    731,284
    Mocon, Inc..............................................   2,500     42,225
    ModusLink Global Solutions, Inc.........................  22,105     92,620
   #Molex, Inc..............................................  29,759    698,741
    Molex, Inc. Class A.....................................  35,345    698,064
   *MoneyGram International, Inc............................  39,067    131,265
   *Monolithic Power Systems, Inc...........................  19,069    257,241
   *Monotype Imaging Holdings, Inc..........................  19,916    272,849
  #*Monster Worldwide, Inc..................................  68,841    808,193
   *MoSys, Inc..............................................  18,993    101,233
   *Motorola Mobility Holdings, Inc.........................  39,403    881,839
  #*Motorola Solutions, Inc.................................  57,855  2,597,111
   *Move, Inc...............................................  26,655     54,643
    MTS Systems Corp........................................   9,407    370,730
   *Multi-Fineline Electronix, Inc..........................  14,500    294,495
   *Nanometrics, Inc........................................  12,757    215,466
   *NAPCO Security Technologies, Inc........................     200        524

                                     1064

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
    National Instruments Corp...............................  25,783 $  666,233
    National Semiconductor Corp.............................  18,500    457,320
   *NCI, Inc. Class A.......................................   4,234     90,946
   *NCR Corp................................................  41,891    835,725
   *NetApp, Inc.............................................  13,500    641,520
   *NETGEAR, Inc............................................  20,512    675,050
   *NetList, Inc............................................   8,924     15,349
  #*NetLogic Microsystems, Inc..............................  17,121    591,531
   *NetScout Systems, Inc...................................  21,229    323,742
  #*NetSuite, Inc...........................................   9,300    364,653
   *Network Engines, Inc....................................     336        450
   *Network Equipment Technologies, Inc.....................  15,350     39,756
   *NeuStar, Inc............................................  20,143    524,524
   *Newport Corp............................................  21,100    327,894
    NIC, Inc................................................  13,273    169,496
   *Novatel Wireless, Inc...................................  16,700     85,671
  #*Novellus Systems, Inc...................................  57,900  1,797,216
  #*Nuance Communications, Inc..............................  84,376  1,688,364
   *NumereX Corp. Class A...................................   7,077     51,379
  #*Nvidia Corp.............................................  99,238  1,372,462
  #*Oclaro, Inc.............................................  25,578    120,217
   *OmniVision Technologies, Inc............................  32,064    937,551
   *ON Semiconductor Corp...................................  64,413    559,749
   *Online Resources Corp...................................  15,879     56,529
  #*Onvia, Inc..............................................     521      2,100
   *Openwave Systems, Inc...................................  43,876     98,721
   *Oplink Communications, Inc..............................  11,500    194,120
    OPNET Technologies, Inc.................................  11,488    394,153
   *Opnext, Inc.............................................  21,529     40,690
    Optical Cable Corp......................................   2,419      9,531
    Oracle Corp............................................. 213,729  6,535,833
   *Orbcomm, Inc............................................  20,652     61,336
   *OSI Systems, Inc........................................  10,442    431,150
   *PAR Technology Corp.....................................   6,558     25,314
  #*Parametric Technology Corp..............................  41,328    859,209
    Park Electrochemical Corp...............................  11,541    301,913
    Paychex, Inc............................................  12,800    361,344
   *PC Connection, Inc......................................  14,278    111,654
   *PC Mall, Inc............................................   5,632     44,493
   *PC-Tel, Inc.............................................  10,151     65,982
   *PDF Solutions, Inc......................................  14,305     85,830
   #Pegasystems, Inc........................................  14,639    590,830
   *Perceptron, Inc.........................................   3,945     25,524
   *Perficient, Inc.........................................  16,975    169,920
   *Performance Technologies, Inc...........................   2,917      6,242
   *Pericom Semiconductor Corp..............................  13,125    107,362
   *Pervasive Software, Inc.................................   6,955     51,050
   *Photronics, Inc.........................................  32,908    246,152
   *Pixelworks, Inc.........................................   5,514     13,454
   *Planar Systems, Inc.....................................   8,928     28,302
    Plantronics, Inc........................................  28,300    969,275
   *Plexus Corp.............................................  21,470    633,580
  #*PLX Technology, Inc.....................................  17,603     60,026
   *PMC-Sierra, Inc......................................... 123,649    864,307
   *Polycom, Inc............................................  87,200  2,357,016
   #Power Integrations, Inc.................................  14,319    508,181
  #*Power-One, Inc..........................................  44,357    319,814
   *Presstek, Inc...........................................  11,927     21,707
   *PRGX Global, Inc........................................  13,286     86,625
   *Progress Software Corp..................................  36,322    875,360
   *PROS Holdings, Inc......................................   9,767    159,397

                                     1065

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
Information Technology -- (Continued)
    Pulse Electronics Corp..................................  13,442 $   56,188
    QAD, Inc. Class A.......................................   5,561     60,059
    QAD, Inc. Class B.......................................   1,390     13,386
   *QLogic Corp.............................................  57,652    874,581
    QUALCOMM, Inc...........................................  86,763  4,752,877
   *Qualstar Corp...........................................     500        905
   *Quantum Corp............................................  91,101    239,596
   *Quest Software, Inc.....................................  44,300    840,814
   *QuickLogic Corp.........................................   7,920     33,106
   *QuinStreet, Inc.........................................   7,055     88,117
  #*Rackspace Hosting, Inc..................................     702     28,080
   *Radiant Systems, Inc....................................  21,173    596,867
   *RadiSys Corp............................................  13,229    105,038
   *Rambus, Inc.............................................  16,000    222,080
   *Ramtron International Corp..............................  14,532     31,970
   *RealNetworks, Inc.......................................  82,000    277,160
   *Red Hat, Inc............................................  14,800    622,784
   *Reis, Inc...............................................   6,463     68,508
   *Relm Wireless Corp......................................   4,400      4,664
    Renaissance Learning, Inc...............................   8,783    112,862
   *RF Micro Devices, Inc................................... 161,187  1,088,012
    Richardson Electronics, Ltd.............................   7,843    116,312
  #*RightNow Technologies, Inc..............................   6,035    204,828
    Rimage Corp.............................................   5,808     86,075
  #*Riverbed Technology, Inc................................  27,400    784,462
   *Rofin-Sinar Technologies, Inc...........................  16,100    505,218
   *Rogers Corp.............................................   9,528    461,917
  #*Rosetta Stone, Inc......................................   3,167     43,705
   *Rovi Corp...............................................  16,801    889,949
  #*Rubicon Technology, Inc.................................  12,619    185,752
   *Rudolph Technologies, Inc...............................  17,104    146,923
   *S1 Corp.................................................  41,070    386,058
   *Saba Software, Inc......................................  14,282    110,828
   *SAIC, Inc...............................................  96,212  1,542,278
  #*Salesforce.com, Inc.....................................   8,055  1,165,639
   *Sandisk Corp............................................  48,994  2,083,715
   *Sanmina-SCI Corp........................................  43,018    490,405
   *Sapient Corp............................................  60,300    839,376
   *ScanSource, Inc.........................................  15,149    559,756
   *Scientific Learning Corp................................   3,010      9,000
   *SeaChange International, Inc............................  17,890    171,028
    Seagate Technology...................................... 110,610  1,536,373
   *Semtech Corp............................................  36,472    849,798
   *ShoreTel, Inc...........................................  26,439    225,260
  #*Sigma Designs, Inc......................................  17,471    149,377
   *Silicon Graphics International Corp.....................  16,400    234,028
   *Silicon Image, Inc......................................  44,730    256,303
  #*Silicon Laboratories, Inc...............................  21,344    755,791
   *Skyworks Solutions, Inc.................................  28,796    728,827
   *Smart Modular Technologies (WWH), Inc...................  33,336    300,024
   *Smith Micro Software, Inc...............................  18,086     64,386
   *SolarWinds, Inc.........................................     134      2,882
    Solera Holdings, Inc....................................   5,888    329,021
   *Sonus Networks, Inc..................................... 154,801    458,211
   *Soundbite Communications, Inc...........................     700      1,694
  #*Sourcefire, Inc.........................................  12,100    297,418
   *Spansion, Inc. Class A..................................  33,819    614,829
   *Spark Networks, Inc.....................................   5,126     19,120
   *Spire Corp..............................................   3,100      6,200
   *SRS Labs, Inc...........................................   8,071     71,428
   *SS&C Technologies Holdings, Inc.........................   9,968    184,607

                                     1066

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
    Stamps.com, Inc.........................................   7,200 $  120,600
   *Standard Microsystems Corp..............................  12,844    303,889
   *StarTek, Inc............................................   6,300     22,680
  #*STEC, Inc...............................................  27,460    279,268
  #*Stratasys, Inc..........................................  10,200    260,100
   *Stream Global Services, Inc.............................     334      1,089
   *SuccessFactors, Inc.....................................  22,800    615,600
  #*SunPower Corp. Class A..................................   1,882     36,944
   *Super Micro Computer, Inc...............................  21,663    305,232
   *Supertex, Inc...........................................   6,800    131,784
   *Support.com, Inc........................................  27,016     86,992
   *Sycamore Networks, Inc..................................  17,722    349,123
   *Symantec Corp...........................................  78,526  1,496,706
   *Symmetricom, Inc........................................  22,138    125,522
  #*Synaptics, Inc..........................................  14,812    363,931
   *Synchronoss Technologies, Inc...........................  14,600    427,050
   *SYNNEX Corp.............................................  20,123    569,883
   *Synopsys, Inc...........................................  78,849  1,890,011
  #Syntel, Inc..............................................   6,037    331,854
   *Take-Two Interactive Software, Inc......................  46,819    631,588
   *Taleo Corp..............................................  18,218    603,016
    TE Connectivity, Ltd....................................  57,625  1,984,029
  #*Tech Data Corp..........................................  28,563  1,333,035
   *TechTarget, Inc.........................................  20,950    138,898
   *Tekelec.................................................  34,000    266,900
   *TeleCommunication Systems, Inc..........................  27,116    137,749
   *TeleTech Holdings, Inc..................................  33,954    671,950
    Tellabs, Inc............................................ 234,313    970,056
    Telular Corp............................................   7,575     48,328
   *Teradata Corp...........................................  22,000  1,209,120
  #*Teradyne, Inc...........................................  99,383  1,340,677
    Tessco Technologies, Inc................................   4,950     73,508
   *Tessera Technologies, Inc...............................  27,627    434,020
    Texas Instruments, Inc..................................  62,589  1,862,023
    TheStreet, Inc..........................................  14,838     42,140
  #*THQ, Inc................................................  35,545     94,727
   *TIBCO Software, Inc.....................................  83,612  2,177,256
   *Tier Technologies, Inc..................................   7,405     37,025
  #*TiVo, Inc...............................................  24,756    232,706
   *TNS, Inc................................................  13,811    233,406
    Total System Services, Inc..............................  84,134  1,565,734
   *Transact Technologies, Inc..............................   4,300     49,923
  #*Travelzoo, Inc..........................................   4,098    216,374
   *Trident Microsystems, Inc...............................  28,333     18,416
   *Trimble Navigation, Ltd.................................  26,046    926,717
   *Triquint Semiconductor, Inc.............................  85,866    645,712
   *TTM Technologies, Inc...................................  45,768    633,887
  #*Tyler Technologies, Inc.................................  18,173    463,230
   *Ultimate Software Group, Inc............................   3,200    174,016
   *Ultra Clean Holdings, Inc...............................  12,463     86,493
   *Ultratech, Inc..........................................  14,141    372,615
   *Unisys Corp.............................................  15,933    330,928
    United Online, Inc......................................  49,228    293,891
  #*Universal Display Corp..................................  11,500    343,965
  #*USA Technologies, Inc...................................   8,869     17,915
   *UTStarcom Holdings Corp.................................  52,527     71,962
  #*ValueClick, Inc.........................................  44,019    794,983
   *Varian Semiconductor Equipment Associates, Inc..........  11,100    674,214
  #*Veeco Instruments, Inc..................................  17,800    708,262
  #*VeriFone Systems, Inc...................................  28,600  1,125,982
    VeriSign, Inc...........................................  14,100    440,061

                                     1067

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Information Technology -- (Continued)
  #*Viasat, Inc...........................................  23,166 $  1,040,848
   *Viasystems Group, Inc.................................   6,183      138,747
   *Vicon Industries, Inc.................................     916        4,008
   *Video Display Corp....................................   3,247       13,313
   *Virnetx Holding Corp..................................  13,988      425,375
   *Virtusa Corp..........................................  21,489      422,474
    Visa, Inc.............................................  97,604    8,349,046
  #*Vishay Intertechnology, Inc........................... 131,644    1,812,738
   *Vishay Precision Group, Inc...........................   9,403      160,321
   *VistaPrint N.V........................................  10,933      291,911
   *VMware, Inc. Class A..................................   3,400      341,156
   *Vocus, Inc............................................   7,314      208,961
   *Volterra Semiconductor Corp...........................  13,700      353,049
    Wayside Technology Group, Inc.........................   3,335       37,752
   *Web.com Group, Inc....................................  16,253      141,239
   *Websense, Inc.........................................  12,900      292,572
   *Westell Technologies, Inc.............................  29,716       84,691
   *Western Digital Corp..................................  65,462    2,255,821
    Western Union Co. (The)...............................  25,469      494,353
   *WPCS International, Inc...............................     500        1,495
   *Wright Express Corp...................................  16,438      808,750
    Xerox Corp............................................ 260,500    2,430,465
    Xilinx, Inc...........................................  19,500      625,950
   *XO Group, Inc.........................................  17,814      166,561
   *X-Rite, Inc...........................................  41,552      201,943
   *Yahoo!, Inc........................................... 260,720    3,415,432
   *Zebra Technologies Corp. Class A......................  26,900    1,076,000
   *Zix Corp..............................................   6,582       25,275
   *Zoran Corp............................................  29,100      241,530
   *Zygo Corp.............................................   9,427      113,124
                                                                   ------------
Total Information Technology..............................          345,849,835
                                                                   ------------
Materials -- (4.8%)
    A Schulman, Inc.......................................  16,692      369,728
   *A.M. Castle & Co......................................  12,113      210,282
   *AEP Industries, Inc...................................   3,078       83,352
    Air Products & Chemicals, Inc.........................  11,238      997,148
    Airgas, Inc...........................................  16,297    1,119,604
    AK Steel Holding Corp.................................  64,275      780,941
    Albemarle Corp........................................  14,250      948,765
    Alcoa, Inc............................................ 192,456    2,834,877
    Allegheny Technologies, Inc...........................  19,884    1,157,050
    AMCOL International Corp..............................  16,883      517,633
   *American Pacific Corp.................................   2,438       19,602
    American Vanguard Corp................................  15,442      210,938
    AptarGroup, Inc.......................................  31,361    1,600,979
   *Arabian American Development Co.......................   7,194       32,013
    Arch Chemicals, Inc...................................  13,700      645,544
    Ashland, Inc..........................................  35,427    2,169,549
   *AuRico Gold, Inc......................................  12,751      154,670
    Balchem Corp..........................................  10,296      450,656
    Ball Corp.............................................  22,000      853,600
    Bemis Co., Inc........................................  59,193    1,870,499
    Boise, Inc............................................  66,654      461,912
    Buckeye Technologies, Inc.............................  22,280      599,109
    Cabot Corp............................................  45,400    1,775,140
   *Calgon Carbon Corp....................................  31,640      471,120
    Carpenter Technology Corp.............................  23,201    1,332,665
    Celanese Corp. Class A................................   7,991      440,544
   *Century Aluminum Co...................................  52,467      683,120
    CF Industries Holdings, Inc...........................  12,466    1,936,219

                                     1068

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Materials -- (Continued)
   *Chemtura Corp...........................................   7,004 $  123,270
   *Clearwater Paper Corp...................................   6,306    476,986
    Cliffs Natural Resources, Inc...........................  33,906  3,045,437
   *Coeur d'Alene Mines Corp................................  49,261  1,344,333
    Commercial Metals Co....................................  63,896    927,131
    Compass Minerals International, Inc.....................   3,700    291,338
   *Contango ORE, Inc.......................................     780     11,700
   *Core Molding Technologies, Inc..........................   1,000      9,090
   *Crown Holdings, Inc.....................................  12,300    472,443
    Cytec Industries, Inc...................................  27,507  1,540,392
    Deltic Timber Corp......................................   6,480    335,988
    Domtar Corp.............................................  22,971  1,836,531
    Dow Chemical Co. (The).................................. 220,838  7,700,621
    E.I. du Pont de Nemours & Co............................  39,193  2,015,304
   #Eagle Materials, Inc....................................  24,907    618,939
    Eastman Chemical Co.....................................  10,355  1,000,189
   #Ecolab, Inc.............................................   8,652    432,600
   *Ferro Corp..............................................  48,725    634,400
   *Flotek Industries, Inc..................................   2,744     25,876
    FMC Corp................................................  10,200    893,214
    Freeport-McMoRan Copper & Gold, Inc. Class B............  58,237  3,084,232
    Friedman Industries, Inc................................   5,121     60,684
  #*General Moly, Inc.......................................  36,694    167,692
  #*General Steel Holdings, Inc.............................     800      1,176
   *Georgia Gulf Corp.......................................  18,679    374,327
    Globe Specialty Metals, Inc.............................  38,148    880,456
  #*Golden Minerals, Co.....................................   9,278    134,902
   *Graphic Packaging Holding Co............................ 178,655    884,342
    Greif, Inc. Class A.....................................  14,500    885,225
    Greif, Inc. Class B.....................................   8,566    499,569
    H.B. Fuller Co..........................................  27,388    626,090
   #Hawkins, Inc............................................   6,287    216,399
    Haynes International, Inc...............................   6,853    429,272
   *Headwaters, Inc.........................................  33,726     77,233
  #*Hecla Mining Co......................................... 135,200  1,050,504
   *Horsehead Holding Corp..................................  22,919    256,005
    Huntsman Corp........................................... 135,022  2,578,920
    Innophos Holdings, Inc..................................  11,497    554,155
   *Innospec, Inc...........................................  12,960    416,275
    International Flavors & Fragrances, Inc.................   8,200    501,594
    International Paper Co.................................. 136,287  4,047,724
  #*Intrepid Potash, Inc....................................   5,417    180,115
    Kaiser Aluminum Corp....................................  10,665    595,320
   *KapStone Paper & Packaging Corp.........................  26,020    405,652
    KMG Chemicals, Inc......................................   5,853     98,096
    Koppers Holdings, Inc...................................   4,043    149,672
   *Kraton Performance Polymers, Inc........................  17,686    638,465
    Kronos Worldwide, Inc...................................  31,582    977,779
   *Landec Corp.............................................  13,827     85,451
    Limoneira Co............................................   1,583     32,816
  #*Louisiana-Pacific Corp..................................  76,359    591,782
   *LSB Industries, Inc.....................................  11,168    443,816
    Lubrizol Corp...........................................  10,900  1,467,140
   #Martin Marietta Materials, Inc..........................  15,422  1,166,212
   *Materion Corp...........................................  11,305    430,947
    MeadWestavco Corp.......................................  98,891  3,079,466
   *Mercer International, Inc...............................  25,003    231,028
   *Metals USA Holdings Corp................................  11,373    174,917
    Minerals Technologies, Inc..............................  10,150    657,517
  #*Mines Management, Inc...................................   9,349     17,763
    Monsanto Co.............................................  27,983  2,056,191

                                     1069

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Materials -- (Continued)
   *Mosaic Co. (The)........................................  18,795 $1,329,182
    Myers Industries, Inc...................................  22,535    268,166
   #Nalco Holding Co........................................  23,466    829,523
    Neenah Paper, Inc.......................................   8,200    165,558
    NewMarket Corp..........................................   6,400  1,049,728
    Newmont Mining Corp.....................................  52,894  2,941,435
    NL Industries, Inc......................................  25,533    459,594
   *Noranda Aluminum Holding Corp...........................   3,446     47,830
   *Northern Technologies International Corp................     929     16,313
   #Nucor Corp..............................................  59,335  2,307,538
    Olin Corp...............................................  43,189    903,082
    Olympic Steel, Inc......................................   6,080    158,992
  #*OM Group, Inc...........................................  17,400    631,272
    *Omnova Solutions, Inc..................................  23,204    156,859
    *Owens-Illinois, Inc....................................  42,871    993,321
    P.H. Glatfelter Co......................................  25,885    390,605
    Packaging Corp. of America..............................  46,627  1,243,542
   *Penford Corp............................................   8,931     51,889
    PolyOne Corp............................................  53,372    827,266
    PPG Industries, Inc.....................................  12,692  1,068,666
    Praxair, Inc............................................  12,336  1,278,503
    Quaker Chemical Corp....................................   7,099    287,793
    Reliance Steel & Aluminum Co............................  40,315  1,895,208
    Rock-Tenn Co. Class A...................................  22,152  1,361,462
   *Rockwood Holdings, Inc..................................  35,914  2,171,720
   #Royal Gold, Inc.........................................  30,200  1,935,820
    RPM International, Inc..................................  64,800  1,365,984
   *RTI International Metals, Inc...........................  16,712    535,954
    Schnitzer Steel Industries, Inc. Class A................  13,234    672,155
    Schweitzer-Maudoit International, Inc...................   9,666    542,359
   #Scotts Miracle-Gro Co. Class A (The)....................  11,100    560,106
    Sealed Air Corp.........................................  86,900  1,870,957
  #*Senomyx, Inc............................................  13,087     68,314
    Sensient Technologies Corp..............................  28,162  1,045,373
    Sherwin-Williams Co.....................................   8,800    679,096
    Sigma-Aldrich Corp......................................   9,500    637,450
    Silgan Holdings, Inc....................................  14,600    566,188
   *Solitario Exploration & Royalty Corp....................     188        528
   *Solutia, Inc............................................  58,785  1,260,350
    Sonoco Products Co......................................  46,727  1,497,600
    Southern Copper Corp....................................  30,511  1,042,256
   *Spartech Corp...........................................  16,348     94,001
    Steel Dynamics, Inc..................................... 114,941  1,795,378
    Stepan Co...............................................   5,521    437,815
  #*Stillwater Mining Co....................................  44,900    686,970
    Synalloy Corp...........................................   4,403     50,811
    Temple-Inland, Inc......................................  61,002  1,831,280
    Texas Industries, Inc...................................  15,545    600,192
    Titanium Metals Corp....................................  87,113  1,549,740
  #*U.S. Gold Corp..........................................  61,500    390,525
   *United States Lime & Minerals, Inc......................   3,102    127,926
    United States Steel Corp................................  34,221  1,368,498
   *Universal Stainless & Alloy Products, Inc...............   3,910    174,738
    Valhi, Inc..............................................   6,100    330,742
    Valspar Corp............................................  55,970  1,839,734
   *Verso Paper Corp........................................   1,800      4,518
    Vulcan Materials Co.....................................  19,306    662,003
    Walter Energy, Inc......................................   4,202    515,039
    Wausau Paper Corp.......................................  26,716    197,164
    Westlake Chemical Corp..................................  44,498  2,302,772
    Worthington Industries, Inc.............................  42,400    889,128

                                     1070

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
   *WR Grace & Co.......................................    19,600 $    988,624
    Zep, Inc............................................    11,619      217,856
   *Zoltek Cos., Inc....................................    17,521      177,137
                                                                   ------------
Total Materials.........................................            134,018,090
                                                                   ------------
Other -- (0.0%)
 .#*Atlas Energy, Inc. Escrow Shares....................    26,429           --
   .Avigen, Inc. Escrow Shares..........................       370           --
  .*J. Crew Group, Inc. Escrow Shares...................     9,900           --
                                                                   ------------
Total Other.............................................                     --
                                                                   ------------
Real Estate Investment Trusts -- (0.0%)
   *Transcontinental Realty Investors, Inc..............       860        1,591
                                                                   ------------
Telecommunication Services -- (2.8%)
    AboveNet, Inc.......................................    13,988      851,729
   #Alaska Communications Systems Group, Inc............    16,704      120,770
   *American Tower Corp.................................    15,155      796,092
    AT&T, Inc........................................... 1,110,467   32,492,264
    Atlantic Tele-Network, Inc..........................     8,598      324,746
   *Cbeyond, Inc........................................    16,433      184,543
   *CenturyLink, Inc....................................   117,186    4,348,773
  #*Cincinnati Bell, Inc................................    71,900      248,774
   *Cogent Communications Group, Inc....................    20,327      306,328
    Consolidated Communications Holdings, Inc...........    16,727      301,421
   *Crown Castle International Corp.....................    13,970      606,298
   #Frontier Communications Corp........................   292,804    2,193,102
   *General Communications, Inc. Class A................    30,061      341,192
   *Global Crossing, Ltd................................    19,374      667,047
    HickoryTech Corp....................................     7,368       78,690
    IDT Corp. Class B...................................    11,896      287,050
  #*Iridium Communications, Inc.........................    36,674      312,829
  #*Leap Wireless International, Inc....................    42,008      565,428
  #*Level 3 Communications, Inc.........................    59,775      130,310
   *MetroPCS Communications, Inc........................   100,602    1,637,801
   *Neutral Tandem, Inc.................................    19,341      296,498
   *NII Holdings, Inc...................................    46,402    1,965,125
    NTELOS Holdings Corp................................    18,365      356,648
   *PAETEC Holding Corp.................................    74,776      330,510
   *Pendrell Corp.......................................     1,740        4,872
   *Premiere Global Services, Inc.......................    32,566      275,508
   *Primus Telecommunications Group, Inc................       629        8,561
   *SBA Communications Corp.............................    17,210      656,906
    Shenandoah Telecommunications Co....................    12,139      192,525
  #*Sprint Nextel Corp..................................   554,127    2,343,957
    SureWest Communications.............................     7,920      103,910
    Telephone & Data Systems, Inc.......................    27,369      776,185
    Telephone & Data Systems, Inc. Special Shares.......    24,578      612,484
   *tw telecom, Inc.....................................    38,857      767,426
   *United States Cellular Corp.........................    17,917      791,752
    USA Mobility, Inc...................................    12,649      208,835
    Verizon Communications, Inc.........................   581,853   20,533,592
    Warwick Valley Telephone Co.........................     2,437       34,191
    Windstream Corp.....................................   120,624    1,472,819
                                                                   ------------
Total Telecommunication Services........................             78,527,491
                                                                   ------------
Utilities -- (2.2%)
  #*AES Corp............................................   286,682    3,529,055
   #AGL Resources, Inc..................................    17,948      732,278
    ALLETE, Inc.........................................    12,600      507,150
    Alliant Energy Corp.................................    11,246      443,205

                                     1071

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Utilities -- (Continued)
    Ameren Corp.............................................  20,269 $  584,153
    American Electric Power Co., Inc........................  22,400    825,664
    American States Water Co................................   6,401    218,850
    American Water Works Co., Inc...........................   7,532    210,896
    Aqua America, Inc.......................................  32,708    691,774
    Artesian Resources Corp.................................   2,277     41,441
    Atmos Energy Corp.......................................  20,523    686,084
    Avista Corp.............................................  21,300    536,973
   #Black Hills Corp........................................  13,800    412,344
  #*Cadiz, Inc..............................................   2,488     26,821
    California Water Service Group..........................  20,442    374,293
   *Calpine Corp............................................ 132,911  2,159,804
    CenterPoint Energy, Inc.................................  36,646    717,529
    Central Vermont Public Service Corp.....................   6,462    226,752
    CH Energy Group, Inc....................................   8,000    408,560
    Chesapeake Utilities Corp...............................   3,894    150,347
    Cleco Corp..............................................  21,400    743,008
    CMS Energy Corp.........................................  35,800    685,212
    Connecticut Water Services, Inc.........................   4,027    102,004
    Consolidated Edison, Inc................................  16,132    848,543
   #Consolidated Water Co., Ltd.............................   6,919     62,409
    Constellation Energy Group, Inc.........................   5,733    222,612
    Delta Natural Gas Co., Inc..............................     963     31,182
    Dominion Resources, Inc.................................  27,661  1,340,175
    DPL, Inc................................................  16,145    488,386
    DTE Energy Co...........................................  15,286    761,854
    Duke Energy Corp........................................  63,594  1,182,848
   *Dynegy, Inc.............................................  48,845    279,393
    Edison International, Inc...............................  17,126    651,987
    El Paso Electric Co.....................................  15,400    515,130
   #Empire District Electric Co.............................  14,350    292,884
    Entergy Corp............................................  10,742    717,566
    Exelon Corp.............................................  31,352  1,381,683
    FirstEnergy Corp........................................  22,459  1,002,794
    Gas Natural, Inc........................................   1,456     16,307
   *GenOn Energy, Inc....................................... 431,835  1,679,838
    Great Plains Energy, Inc................................  31,014    625,552
   #Hawaiian Electric Industries, Inc.......................  21,250    497,250
    IDACORP, Inc............................................  17,291    677,980
    Integrys Energy Group, Inc..............................  16,841    845,587
    ITC Holdings Corp.......................................  11,718    823,307
    Laclede Group, Inc......................................   7,912    294,722
    MDU Resources Group, Inc................................  22,008    474,492
    MGE Energy, Inc.........................................   8,580    352,466
    Middlesex Water Co......................................   7,847    143,522
    National Fuel Gas Co....................................   6,964    504,054
    New Jersey Resources Corp...............................  14,435    629,510
    NextEra Energy, Inc.....................................  19,200  1,060,800
    Nicor, Inc..............................................  10,400    568,880
    NiSource, Inc...........................................  23,975    482,617
    Northeast Utilities, Inc................................  15,800    537,200
    Northwest Natural Gas Co................................   9,900    441,639
    NorthWestern Corp.......................................  13,640    436,753
   *NRG Energy, Inc.........................................  90,529  2,219,771
    NSTAR...................................................  10,200    452,166
    NV Energy, Inc..........................................  60,235    893,887
    OGE Energy Corp.........................................  12,600    630,504
    Oneok, Inc..............................................   9,390    683,498
   #Ormat Technologies, Inc.................................  23,471    489,605
    Otter Tail Corp.........................................  13,439    279,262
    Pennichuck Corp.........................................   2,277     65,008

                                     1072

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                      SHARES         VALUE+
                                                    ------------ --------------
Utilities -- (Continued)
   #Pepco Holdings, Inc............................       19,300 $      360,524
    PG&E Corp......................................       18,348        760,158
   #Piedmont Natural Gas Co........................       18,391        536,465
    Pinnacle West Capital Corp.....................        9,700        410,795
    PNM Resources, Inc.............................       30,672        460,693
    Portland General Electric Co...................       27,994        693,691
    PPL Corp.......................................       27,117        756,564
    Progress Energy, Inc...........................       13,655        638,235
    Public Service Enterprise Group, Inc...........       88,471      2,897,425
    Questar Corp...................................       96,766      1,783,397
    RGC Resources, Inc.............................          289          9,213
   #SCANA Corp.....................................       11,266        441,515
    Sempra Energy..................................       10,780        546,438
    SJW Corp.......................................       10,531        247,689
    South Jersey Industries, Inc...................       10,873        549,086
    Southern Co....................................       40,456      1,599,630
    Southwest Gas Corp.............................       16,387        611,071
  #*Synthesis Energy Systems, Inc..................       22,558         46,695
    TECO Energy, Inc...............................       48,754        903,412
    UGI Corp.......................................       25,222        764,227
   #UIL Holdings Corp..............................       18,646        595,367
    UniSource Energy Corp..........................       13,723        505,281
    Unitil Corp....................................        5,306        135,568
    Vectren Corp...................................       18,943        500,285
   #Westar Energy, Inc.............................       28,228        728,565
    WGL Holdings, Inc..............................       17,206        667,765
    Wisconsin Energy Corp..........................       19,070        584,496
    Xcel Energy, Inc...............................       28,101        674,424
    York Water Co..................................        4,636         78,997
                                                                 --------------
Total Utilities....................................                  61,087,491
                                                                 --------------
TOTAL COMMON STOCKS................................               2,494,404,579
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
   *Celgene Corp. Contingent Value Rights..........       10,033         20,568
  .*Emergent Biosolutions, Inc. Contingent Value
   Rights..........................................        3,700             --
                                                                 --------------
TOTAL RIGHTS/WARRANTS..............................                      20,568
                                                                 --------------

TEMPORARY CASH INVESTMENTS -- (0.2%)
    BlackRock Liquidity Funds Tempcash Portfolio
      - Institutional Shares.......................    5,977,987      5,977,987

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                    ------------
                                                       (000)
SECURITIES LENDING COLLATERAL -- (10.5%)
(S)@DFA Short Term Investment Fund.................  278,067,680    278,067,680
   @Repurchase Agreement, JPMorgan Securities LLC
     0.20%, 08/01/11 (Collateralized by............
    $16,893,954 FNMA, rates ranging from 4.500%
      to 6.500%, maturities ranging from 05/01/36
      to 07/01/41, valued at $16,947,091) to be
      repurchased at $16,401,957................... $     16,402     16,401,684
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL................                 294,469,364
                                                                 --------------

TOTAL INVESTMENTS -- (100.0%)
    (Cost $2,267,183,011)^^........................              $2,794,872,498
                                                                 ==============

                                     1073

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
    Consumer Discretionary.. $  351,464,754           --   --    $  351,464,754
    Consumer Staples........    156,514,409           --   --       156,514,409
    Energy..................    317,119,484 $      2,929   --       317,122,413
    Financials..............    437,537,196           --   --       437,537,196
    Health Care.............    269,703,994       24,433   --       269,728,427
    Industrials.............    342,481,872       71,010   --       342,552,882
    Information Technology..    345,849,835           --   --       345,849,835
    Materials...............    134,018,090           --   --       134,018,090
    Other...................             --           --   --                --
    Real Estate
      Investment Trusts.....          1,591           --   --             1,591
    Telecommunication
      Services..............     78,527,491           --   --        78,527,491
    Utilities...............     61,087,491           --   --        61,087,491
Rights/Warrants.............         20,568           --   --            20,568
Temporary Cash Investments..      5,977,987           --   --         5,977,987
Securities Lending
  Collateral................             --  294,469,364   --       294,469,364
                             -------------- ------------   --    --------------
TOTAL....................... $2,500,304,762 $294,567,736   --    $2,794,872,498
                             ============== ============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                                     1074

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                         --------- ------------
COMMON STOCKS -- (96.9%)
AUSTRALIA -- (5.6%)
    Alumina, Ltd........................................   918,124 $  2,185,564
    Alumina, Ltd. Sponsored ADR.........................    39,590      376,105
    Amcor, Ltd..........................................   714,496    5,514,970
    Asciano Group, Ltd.................................. 1,670,139    3,054,623
    Bank of Queensland, Ltd.............................   102,501      906,588
    Bendigo Bank, Ltd...................................   199,323    1,934,030
    BlueScope Steel, Ltd................................ 1,393,066    1,738,635
    Boral, Ltd..........................................   530,310    2,427,845
    Caltex Australia, Ltd...............................   144,422    1,688,996
    Crown, Ltd..........................................   286,126    2,799,693
    CSR, Ltd............................................         1            3
    Downer EDI, Ltd.....................................    47,685      200,313
   *Echo Entertainment Group, Ltd.......................   503,797    2,219,419
   #Fairfax Media, Ltd.................................. 1,531,902    1,479,671
    Harvey Norman Holdings, Ltd.........................   413,690      989,828
    Incitec Pivot, Ltd..................................   906,667    3,927,662
    Insurance Australia Group, Ltd......................   326,275    1,173,323
    Lend Lease Group NL.................................    30,012      291,894
    Macquarie Group, Ltd................................   229,757    6,959,477
    National Australia Bank, Ltd........................    61,629    1,622,640
    New Hope Corp., Ltd.................................    95,204      561,306
    OneSteel, Ltd.......................................   966,365    1,870,456
    Origin Energy, Ltd..................................   778,320   12,541,907
   *OZ Minerals, Ltd....................................   152,999    2,284,587
    Primary Health Care, Ltd............................    97,680      347,278
   *Qantas Airways, Ltd.................................   876,752    1,776,937
    Santos, Ltd.........................................   673,830    9,533,574
    Seven Group Holdings, Ltd...........................     7,288       73,153
    Sims Metal Management, Ltd..........................    31,497      583,400
   #Sims Metal Management, Ltd. Sponsored ADR...........     7,228      132,200
    Sonic Healthcare, Ltd...............................   151,578    2,024,116
    Suncorp Group, Ltd..................................   977,911    7,957,322
    TABCORP Holdings, Ltd...............................   503,797    1,779,446
   #Tatts Group, Ltd....................................   908,491    2,316,286
    Toll Holdings, Ltd..................................   420,041    2,086,619
    Washington H. Soul Pattinson & Co., Ltd.............    47,047      668,217
    Wesfarmers, Ltd.....................................   886,873   28,522,675
                                                                   ------------
TOTAL AUSTRALIA.........................................            116,550,758
                                                                   ------------
AUSTRIA -- (0.2%)
    Erste Group Bank AG.................................    72,324    3,457,850
    OMV AG..............................................    23,404      932,940
    Raiffeisen Bank International AG....................    15,980      798,966
                                                                   ------------
TOTAL AUSTRIA...........................................              5,189,756
                                                                   ------------
BELGIUM -- (1.1%)
    Ageas SA............................................ 1,130,207    2,317,144
    Delhaize Group SA...................................    55,030    3,957,376
    Delhaize Group SA Sponsored ADR.....................    10,600      768,712
   *Dexia SA............................................   187,881      496,315
    KBC Groep NV........................................    54,515    1,923,579
    Solvay SA...........................................    59,233    8,919,137
    UCB SA..............................................    99,152    4,560,306
                                                                   ------------
TOTAL BELGIUM...........................................             22,942,569
                                                                   ------------
CANADA -- (11.4%)
    Astral Media, Inc. Class A..........................    22,250      850,225
    BCE, Inc............................................    47,515    1,813,174

                                     1075

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
CANADA -- (Continued)
    Bell Aliant, Inc......................................  41,747 $  1,210,311
    Canadian Pacific Railway, Ltd.........................  72,373    4,621,358
    Canadian Tire Corp. Class A...........................  62,053    3,794,166
    Canadian Utilities, Ltd. Class A......................  18,414    1,086,589
   *CGI Group, Inc........................................  16,661      358,174
    Empire Co., Ltd. Class A..............................  19,858    1,204,636
    Encana Corp........................................... 577,997   16,956,676
    Enerplus Corp.........................................   4,746      147,976
    Ensign Energy Services, Inc...........................  47,000    1,012,361
    Fairfax Financial Holdings, Ltd.......................  13,300    5,233,974
    Genworth MI Canada, Inc...............................  10,896      269,820
    George Weston, Ltd....................................  38,500    2,671,568
    Goldcorp, Inc......................................... 343,891   16,445,005
    Groupe Aeroplan, Inc..................................  15,077      212,557
   *HudBay Minerals, Inc..................................  38,800      534,010
    Husky Energy, Inc..................................... 210,037    5,880,464
    Industrial Alliance Insurance & Financial Services,
      Inc.................................................  43,200    1,704,579
    Inmet Mining Corp.....................................  36,900    2,548,570
    Kinross Gold Corp..................................... 445,298    7,270,552
    Loblaw Cos., Ltd......................................  71,387    2,761,488
   *Lundin Mining Corp.................................... 125,246      941,197
    Magna International, Inc.............................. 153,338    7,478,728
    Manitoba Telecom Services, Inc........................   8,700      282,002
    Manulife Financial Corp............................... 817,976   12,995,840
    Metro, Inc. Class A...................................  17,000      842,838
    Nexen, Inc............................................ 369,772    8,626,530
    Pengrowth Energy Corp................................. 108,938    1,413,817
    Penn West Petroleum, Ltd..............................  15,496      345,130
    PetroBakken Energy, Ltd...............................  18,000      264,880
   *Precision Drilling Corp...............................  42,400      732,220
    Progress Energy Resources Corp........................  27,524      399,270
   *Progressive Waste Solutions, Ltd......................  24,600      553,304
   *Quadra FNX Mining, Ltd................................  43,149      686,898
    Sears Canada, Inc.....................................  14,197      226,896
   #Sun Life Financial, Inc............................... 494,520   13,669,238
    Suncor Energy, Inc.................................... 975,599   37,392,261
    Talisman Energy, Inc.................................. 246,533    4,489,690
    Teck Resources, Ltd. Class A..........................     541       27,235
    Teck Resources, Ltd. Class B.......................... 321,554   15,932,143
    Telus Corp............................................   4,900      269,706
    Telus Corp. Non-Voting................................  98,002    5,164,478
    Thomson Reuters Corp.................................. 335,015   11,521,893
    TransAlta Corp........................................ 133,867    2,960,500
   #TransCanada Corp...................................... 527,484   22,160,456
  #*Uranium One, Inc......................................  54,122      190,896
    Viterra, Inc.......................................... 208,531    2,361,511
    Yamana Gold, Inc...................................... 479,704    6,245,767
                                                                   ------------
TOTAL CANADA..............................................          236,763,557
                                                                   ------------
DENMARK -- (1.2%)
    A.P. Moller - Maersk A.S..............................     942    7,217,623
   *A.P. Moller - Maersk A.S. Series A....................      44      325,798
    Carlsberg A.S. Series B...............................  74,689    7,336,577
   *Danske Bank A.S....................................... 395,538    7,652,237
   *Jyske Bank A.S........................................  35,220    1,402,610
    Rockwool International A.S............................   2,479      292,352
    Sydbank A.S...........................................  18,709      438,509
   *Vestas Wind Systems A.S...............................  29,961      660,530
                                                                   ------------
TOTAL DENMARK.............................................           25,326,236
                                                                   ------------

                                     1076

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- ------------
FINLAND -- (0.8%)
    Kesko Oyj..............................................  41,654 $  1,616,339
    Neste Oil Oyj..........................................  67,917      887,076
   #Outokumpu Oyj..........................................  62,923      671,263
    Pohjola Bank P.L.C.....................................     392        4,770
    Stora Enso Oyj Series R................................ 584,456    5,029,887
    UPM-Kymmene Oyj........................................ 522,500    8,142,359
                                                                    ------------
TOTAL FINLAND..............................................           16,351,694
                                                                    ------------
FRANCE -- (9.5%)
   *Air France-KLM SA...................................... 157,437    1,894,453
    AXA SA................................................. 948,963   17,754,217
    AXA SA Sponsored ADR................................... 403,078    7,537,559
   *Bouygues SA............................................  17,118      647,042
    Capgemini SA...........................................  59,817    2,943,658
    Casino Guichard Perrachon SA...........................  35,834    3,266,894
    CIC SA.................................................   3,819      806,378
    Cie de Saint-Gobain SA................................. 276,766   15,993,456
   *Cie Generale de Geophysique - Veritas SA...............  47,820    1,605,897
   *Cie Generale de Geophysique - Veritas SA Sponsored
     ADR...................................................  28,903      973,453
    Cie Generale des Establissements Michelin SA Series B..  24,201    2,032,337
    Ciments Francais SA....................................  10,236    1,056,604
    CNP Assurances SA...................................... 102,520    1,973,275
    Credit Agricole SA..................................... 725,973    8,912,111
    France Telecom SA...................................... 164,631    3,406,609
    GDF Suez SA............................................ 917,391   29,999,655
    Groupe Eurotunnel SA................................... 189,346    2,018,266
    Lafarge SA............................................. 130,242    6,965,316
    Lagardere SCA..........................................  86,944    3,377,102
    Natixis SA............................................. 489,251    2,219,433
    Peugeot SA.............................................  98,768    3,744,052
    PPR SA.................................................  61,307   11,330,141
    Renault SA............................................. 124,793    6,658,365
    Rexel SA...............................................  33,858      736,168
    Sanofi SA..............................................  57,906    4,499,346
    Sanofi SA ADR.......................................... 212,510    8,234,762
    SCOR SE................................................ 116,206    2,990,778
    Societe Generale SA.................................... 344,363   17,045,902
    STMicroelectronics NV.................................. 551,076    4,344,809
    Vivendi SA............................................. 921,381   22,033,967
                                                                    ------------
TOTAL FRANCE...............................................          197,002,005
                                                                    ------------
GERMANY -- (9.1%)
    Allianz SE............................................. 179,201   23,352,671
    Allianz SE Sponsored ADR............................... 716,588    9,351,473
    Bayerische Motoren Werke AG............................ 188,535   18,848,274
    Celesio AG.............................................  19,845      381,399
   *Commerzbank AG......................................... 581,178    2,209,145
    Daimler AG............................................. 448,509   32,515,040
    Deutsche Bank AG (5750355).............................  38,535    2,118,765
   #Deutsche Bank AG (D18190898)........................... 239,182   13,147,835
    Deutsche Lufthansa AG.................................. 141,492    2,848,529
    Deutsche Post AG....................................... 259,066    4,573,995
    Deutsche Telekom AG.................................... 920,799   14,353,232
    Deutsche Telekom AG Sponsored ADR...................... 681,300   10,553,337
    E.ON AG................................................ 764,870   21,089,959
    Fraport AG.............................................  11,751      941,530
    Hannover Rueckversicherung AG..........................   2,994      155,378
    Heidelberger Zement AG.................................  49,440    2,719,078
    Merck KGaA.............................................  27,721    2,958,560
    Munchener Rueckversicherungs-Gesellschaft AG........... 109,310   16,131,003
    Porsche Automobil Holding SE...........................  46,252    3,554,297

                                     1077

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
GERMANY -- (Continued)
    Salzgitter AG.......................................    10,957 $    798,108
    Suedzucker AG.......................................    22,645      798,450
    ThyssenKrupp AG.....................................    85,214    3,767,537
    Volkswagen AG.......................................    14,261    2,606,285
                                                                   ------------
TOTAL GERMANY...........................................            189,773,880
                                                                   ------------

GREECE -- (0.1%)
    Hellenic Petroleum S.A..............................    47,049      434,348
   *National Bank of Greece S.A.........................   232,280    1,562,003
                                                                   ------------
TOTAL GREECE............................................              1,996,351
                                                                   ------------

HONG KONG -- (1.6%)
    Allied Properties (H.K.), Ltd.......................    45,815        8,994
    Great Eagle Holdings, Ltd...........................   198,913      655,084
    Henderson Land Development Co., Ltd.................   925,641    5,847,867
    Hong Kong & Shanghai Hotels, Ltd....................   400,712      632,609
    Hopewell Holdings, Ltd..............................   321,331    1,042,052
    Hutchison Whampoa, Ltd.............................. 1,251,000   14,564,852
    Hysan Development Co., Ltd..........................   284,762    1,336,330
    New World Development Co., Ltd...................... 2,164,209    3,188,720
    Orient Overseas International, Ltd..................   131,048      742,981
    Pacific Basin Shipping, Ltd.........................    71,000       38,908
    Shun Tak Holdings, Ltd..............................   484,000      318,424
    Sun Hung Kai & Co., Ltd.............................    35,677       26,160
    Tsim Sha Tsui Properties, Ltd.......................   249,333      846,082
    Wheelock & Co., Ltd.................................   924,000    3,938,197
                                                                   ------------
TOTAL HONG KONG.........................................             33,187,260
                                                                   ------------

IRELAND -- (0.3%)
   *CRH P.L.C...........................................   148,795    2,918,947
   #CRH P.L.C. Sponsored ADR............................   122,393    2,427,053
                                                                   ------------
TOTAL IRELAND...........................................              5,346,000
                                                                   ------------

ISRAEL -- (0.5%)
   *Bank Hapoalim B.M...................................   564,813    2,792,743
    Bank Leumi Le-Israel B.M............................   590,060    2,738,924
    Bezeq Israeli Telecommunication Corp., Ltd..........   208,413      504,859
    Elbit Systems, Ltd..................................    10,594      501,129
   *Israel Discount Bank, Ltd...........................   407,547      787,137
   *Makhteshim-Agan Industries, Ltd.....................   100,418      552,719
   *NICE Systems, Ltd...................................     3,994      142,342
   *NICE Systems, Ltd. Sponsored ADR....................    36,983    1,321,033
    Partner Communications Co., Ltd.....................    25,255      362,292
                                                                   ------------
TOTAL ISRAEL............................................              9,703,178
                                                                   ------------

ITALY -- (1.7%)
    Banca Monte Dei Paschi di Siena SpA................. 2,655,014    1,989,849
    Banco Popolare Scarl................................   491,134      940,910
    Finmeccanica SpA....................................   387,490    2,973,270
    Intesa Sanpaolo SpA.................................   213,945      493,530
    Telecom Italia SpA.................................. 8,344,059   10,499,281
    Telecom Italia SpA Sponsored ADR....................   206,300    2,578,750
    UniCredit SpA....................................... 6,756,758   12,053,232
    Unione di Banche Italiane ScpA......................   758,308    3,639,381
                                                                   ------------
TOTAL ITALY.............................................             35,168,203
                                                                   ------------

JAPAN -- (20.5%)
    77 Bank, Ltd. (The).................................   298,000    1,306,726
   #AEON Co., Ltd.......................................   407,000    5,125,612
    Aisin Seiki Co., Ltd................................    25,300      970,843

                                     1078

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Ajinomoto Co., Inc...................................   369,000 $ 4,574,096
    Alfresa Holdings Corp................................    20,600     841,925
    Amada Co., Ltd.......................................   234,000   1,813,895
    Aozora Bank, Ltd.....................................   254,000     619,504
    Asahi Kasei Corp.....................................   234,000   1,655,363
    ASATSU-DK, Inc.......................................     6,000     165,436
    Autobacs Seven Co., Ltd..............................     7,400     333,145
    Bank of Kyoto, Ltd. (The)............................   176,000   1,606,426
    Bank of Yokohama, Ltd. (The).........................   449,000   2,199,108
    Bridgestone Corp.....................................   191,100   4,753,731
    Canon Marketing Japan, Inc...........................    39,500     491,235
    Casio Computer Co., Ltd..............................    87,000     615,632
    Chiba Bank, Ltd. (The)...............................   373,000   2,363,827
    Chugoku Bank, Ltd. (The).............................    78,400     997,229
    Chuo Mitsui Trust Holdings, Inc......................       851       3,135
    Citizen Holdings Co., Ltd............................   144,000     864,612
    Coca-Cola West Co., Ltd..............................    34,500     690,150
    Comsys Holdings Corp.................................    46,000     458,146
    Cosmo Oil Co., Ltd...................................   342,000   1,032,227
    Credit Saison Co., Ltd...............................    95,400   1,618,069
    Dai Nippon Printing Co., Ltd.........................   429,000   4,871,309
    Daicel Chemical Industries, Ltd......................   197,000   1,409,430
    Daido Steel Co., Ltd.................................    27,000     191,418
    Dainippon Sumitomo Pharma Co., Ltd...................    86,500     879,230
    Daishi Bank, Ltd. (The)..............................    98,000     298,688
    Daiwa House Industry Co., Ltd........................   148,200   1,997,190
    Daiwa Securities Group, Inc..........................   796,098   3,462,673
    Denso Corp...........................................     1,400      49,750
   *Elpida Memory, Inc...................................   107,200     989,563
    Fuji Electric Holdings Co., Ltd......................   175,000     569,731
    Fuji Heavy Industries, Ltd...........................   196,000   1,569,235
    Fuji Television Network, Inc.........................       240     371,676
    FUJIFILM Holdings Corp...............................   363,000  10,962,623
    Fujikura, Ltd........................................   167,000     789,135
    Fujitsu, Ltd.........................................    14,000      82,392
    Fukuoka Financial Group, Inc.........................   416,000   1,768,837
    Glory, Ltd...........................................    29,700     694,613
    Gunma Bank, Ltd. (The)...............................   184,000     978,049
   #H2O Retailing Corp...................................    68,000     519,468
    Hachijuni Bank, Ltd. (The)...........................   364,000   2,019,778
    Hakuhodo Dy Holdings, Inc............................    13,520     746,983
   *Hankyu Hanshin Holdings, Inc.........................   118,000     475,017
    Higo Bank, Ltd. (The)................................   164,000     926,039
    Hiroshima Bank, Ltd. (The)...........................    46,000     202,329
    Hitachi Capital Corp.................................    23,600     346,842
    Hitachi High-Technologies Corp.......................    31,100     673,630
    Hitachi Transport System, Ltd........................    17,600     316,361
    Hokkoku Bank, Ltd. (The).............................   108,000     379,756
    Hokuhoku Financial Group, Inc........................   624,000   1,302,730
    House Foods Corp.....................................    37,000     666,322
    Hyakugo Bank, Ltd. (The).............................    32,000     126,754
    Idemitsu Kosan Co., Ltd..............................    18,800   2,183,030
    Inpex Corp...........................................     1,236   9,594,461
    Isetan Mitsukoshi Holdings, Ltd......................   200,355   2,122,524
    Iyo Bank, Ltd. (The).................................   117,000   1,101,698
    J. Front Retailing Co., Ltd..........................   230,000   1,091,478
    JFE Holdings, Inc....................................   115,000   3,128,746
    Joyo Bank, Ltd. (The)................................   366,000   1,538,576
    JS Group Corp........................................   137,640   3,442,941
    JTEKT Corp...........................................    60,000     879,579
    JX Holdings, Inc..................................... 1,535,986  11,105,308

                                     1079

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Kagoshima Bank, Ltd. (The)...........................   145,000 $   982,748
    Kajima Corp..........................................   399,000   1,239,838
    Kamigumi Co., Ltd....................................   126,000   1,254,317
    Kaneka Corp..........................................   180,000   1,151,706
    Kawasaki Kisen Kaisha, Ltd...........................   327,000   1,070,135
    Keiyo Bank, Ltd. (The)...............................   108,000     569,303
    Kewpie Corp..........................................    49,700     674,462
    Kinden Corp..........................................   109,000     922,014
    Kobe Steel, Ltd...................................... 1,073,000   2,370,201
    Kyocera Corp.........................................    46,500   4,965,546
    Kyocera Corp. Sponsored ADR..........................     1,779     190,566
    Kyowa Hakko Kirin Co., Ltd...........................   139,000   1,482,430
    Mabuchi Motor Co., Ltd...............................     9,600     496,337
    Marui Group Co., Ltd.................................   108,800     890,970
    Maruichi Steel Tube, Ltd.............................    22,200     562,511
    Mazda Motor Corp.....................................   901,000   2,475,877
    Medipal Holdings Corp................................    80,200     757,028
    Meiji Holdings Co., Ltd..............................    39,500   1,732,585
    Mitsubishi Chemical Holdings Corp....................   667,000   5,199,117
   *Mitsubishi Corp......................................    46,500   1,243,696
    Mitsubishi Gas Chemical Co., Inc.....................   235,000   1,831,606
    Mitsubishi Heavy Industries, Ltd..................... 2,049,000   9,549,949
    Mitsubishi Logistics Corp............................    69,000     793,147
    Mitsubishi Materials Corp............................   523,000   1,781,415
    Mitsubishi Tanabe Pharma Corp........................    76,700   1,389,689
    Mitsubishi UFJ Financial Group, Inc.................. 5,515,634  28,007,691
    Mitsubishi UFJ Financial Group, Inc. ADR............. 1,691,580   8,576,311
    Mitsui & Co., Ltd....................................   295,100   5,555,811
    Mitsui & Co., Ltd. Sponsored ADR.....................     5,227   1,980,981
    Mitsui Chemicals, Inc................................   456,000   1,731,746
    Mitsui Engineering & Shipbuilding Co., Ltd...........   301,000     638,152
    Mitsui O.S.K. Lines, Ltd.............................   556,000   2,911,440
    Mizuho Securities Co., Ltd...........................   277,000     672,941
    MS&AD Insurance Group Holdings, Inc..................   301,591   7,537,186
    Nagase & Co., Ltd....................................    96,000   1,267,352
    Namco Bandai Holdings, Inc...........................    81,600   1,032,499
    Nanto Bank, Ltd. (The)...............................    58,000     308,154
   *NEC Corp............................................. 1,421,000   3,249,904
    Nippon Express Co., Ltd..............................   574,000   2,531,584
    Nippon Meat Packers, Inc.............................    97,397   1,355,101
    Nippon Paper Group, Inc..............................    51,200   1,143,663
    Nippon Sheet Glass Co., Ltd..........................   343,000   1,093,981
    Nippon Shokubai Co., Ltd.............................    58,000     758,674
    Nippon Steel Corp.................................... 2,739,000   9,225,311
    Nippon Television Network Corp.......................     2,660     405,251
    Nippon Yusen K.K.....................................   727,000   2,661,859
    Nishi-Nippon Bank, Ltd...............................   319,000     980,889
    Nissan Motor Co., Ltd................................   431,800   4,594,989
    Nisshin Seifun Group, Inc............................   104,500   1,335,012
    Nisshin Steel Co., Ltd...............................   363,000     754,112
    Nisshinbo Holdings, Inc..............................    80,000     787,501
    NKSJ Holdings, Inc...................................    88,000     580,654
    NOK Corp.............................................    59,200   1,096,494
    Nomura Holdings, Inc.................................   847,100   4,112,431
    Nomura Real Estate Holdings, Inc.....................    23,800     435,682
    NTN Corp.............................................   110,000     664,245
    Obayashi Corp........................................   315,000   1,457,469
    Oji Paper Co., Ltd...................................   409,000   2,044,747
    Ono Pharmaceutical Co., Ltd..........................    27,100   1,507,582
    Onward Holdings Co., Ltd.............................    84,000     708,266
    Panasonic Corp.......................................   944,400  11,229,441

                                     1080

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
JAPAN -- (Continued)
    Panasonic Corp. Sponsored ADR.......................... 174,545 $ 2,068,358
    Rengo Co., Ltd.........................................  93,000     613,348
    Ricoh Co., Ltd......................................... 455,000   4,894,580
    Rohm Co., Ltd..........................................  55,900   3,257,516
    San-in Godo Bank, Ltd. (The)........................... 133,000   1,032,781
    Sankyo Co., Ltd........................................  28,800   1,538,056
    Sapporo Hokuyo Holdings, Inc........................... 152,800     660,443
    SBI Holdings, Inc......................................  10,004     981,395
    Seiko Epson Corp.......................................  70,300   1,193,027
    Seino Holdings Co., Ltd................................  46,000     353,687
    Sekisui Chemical Co., Ltd.............................. 257,000   2,374,506
    Sekisui House, Ltd..................................... 307,000   2,938,478
    Seven & I Holdings Co., Ltd............................ 306,900   8,751,164
    Sharp Corp............................................. 683,454   6,295,980
    Shiga Bank, Ltd........................................ 195,000   1,142,670
   #Shimizu Corp........................................... 284,000   1,258,786
   *Shinko Electric Industries Co., Ltd....................  14,100     116,704
    Shinsei Bank, Ltd...................................... 374,000     474,832
    Shizuoka Bank, Ltd..................................... 295,000   2,774,591
   *Showa Denko K.K........................................ 690,000   1,436,721
    Showa Shell Sekiyu K.K.................................  81,600     785,628
    SKY Perfect JSAT Holdings, Inc.........................     280     122,783
    Sojitz Corp............................................ 587,300   1,161,659
    Sony Corp..............................................   4,900     122,904
    Sony Corp. Sponsored ADR............................... 678,816  17,038,282
    Sumitomo Bakelite Co., Ltd.............................  52,000     355,976
    Sumitomo Chemical Co., Ltd............................. 200,000   1,013,552
    Sumitomo Corp.......................................... 754,200  10,629,091
    Sumitomo Electric Industries, Ltd...................... 539,600   8,055,357
    Sumitomo Forestry Co., Ltd.............................  42,900     407,146
    Sumitomo Mitsui Financial Group, Inc................... 588,727  18,520,739
    Sumitomo Rubber Industries, Ltd........................   1,900      24,664
    Suzuken Co., Ltd.......................................  36,500     916,094
    Suzuki Motor Corp......................................  87,400   2,024,273
   #Taiheiyo Cement Corp................................... 514,000   1,012,693
    Taisei Corp............................................ 546,000   1,304,273
    Takashimaya Co., Ltd................................... 181,000   1,347,704
    TDK Corp...............................................  38,400   1,978,120
    Teijin, Ltd............................................ 106,000     473,575
    Toda Corp.............................................. 120,000     457,585
    Tokai Rika Co., Ltd....................................  16,400     321,126
    Tokuyama Corp.......................................... 152,000     752,032
    Tokyo Broadcasting System, Inc.........................   9,400     119,841
    Tokyo Steel Manufacturing Co., Ltd.....................  93,400     957,406
    Tokyo Tatemono Co., Ltd................................ 198,000     808,361
    Toppan Printing Co., Ltd............................... 378,000   2,989,276
    Tosoh Corp............................................. 168,000     712,293
    Toyo Seikan Kaisha, Ltd................................ 116,900   2,046,584
    Toyobo Co., Ltd........................................  40,000      61,687
    Toyota Auto Body Co., Ltd..............................  32,000     579,497
   *Toyota Motor Corp......................................   7,500     306,180
    Toyota Motor Corp. Sponsored ADR....................... 268,717  22,013,297
    Toyota Tsusho Corp..................................... 122,900   2,151,318
    UNY Co., Ltd........................................... 104,000   1,021,403
    Wacoal Corp............................................  45,000     598,680
    Yamaguchi Financial Group, Inc.........................  98,000   1,000,289
    Yamaha Corp............................................ 101,600   1,202,131
    Yamato Holdings Co., Ltd...............................  35,800     613,303
    Yamato Kogyo Co., Ltd..................................  19,200     575,942
    Yamazaki Baking Co., Ltd...............................  68,000     941,221
   *Yokogawa Electric Corp.................................  71,400     630,782

                                     1081

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
JAPAN -- (Continued)
    Yokohama Rubber Co., Ltd............................   104,000 $    630,555
                                                                   ------------
TOTAL JAPAN.............................................            425,381,188
                                                                   ------------

NETHERLANDS -- (3.3%)
   *Aegon NV............................................ 1,132,469    6,480,857
    Akzo Nobel NV.......................................   156,276    9,545,811
    APERAM NV...........................................    29,465      819,379
    ArcelorMittal NV....................................   670,311   20,894,414
   *ING Groep NV........................................   980,705   10,523,974
   *ING Groep NV Sponsored ADR..........................   207,810    2,231,879
    Koninklijke DSM NV..................................    95,590    5,419,841
    Koninklijke Philips Electronics NV..................   523,611   13,005,244
                                                                   ------------
TOTAL NETHERLANDS.......................................             68,921,399
                                                                   ------------

NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd.................   194,143      385,176
    Contact Energy, Ltd.................................   326,018    1,483,753
    Fletcher Building, Ltd..............................    22,527      160,880
                                                                   ------------
TOTAL NEW ZEALAND.......................................              2,029,809
                                                                   ------------

NORWAY -- (1.2%)
    Aker ASA............................................    15,833      418,195
    DnB NOR ASA Series A................................   609,218    8,859,317
    Marine Harvest ASA.................................. 1,422,911      826,098
    Norsk Hydro ASA.....................................   804,530    5,727,063
    Orkla ASA...........................................   647,000    6,080,219
  #*Renewable Energy Corp. ASA..........................   335,149      620,963
    Storebrand ASA......................................   191,283    1,589,597
    Telenor ASA.........................................    31,927      533,602
                                                                   ------------
TOTAL NORWAY............................................             24,655,054
                                                                   ------------

PORTUGAL -- (0.1%)
  #*Banco Comercial Portugues SA........................   709,232      327,186
   #Banco Espirito Santo SA.............................   314,793    1,191,290
   *EDP Renovaveis SA...................................   145,331      942,180
                                                                   ------------
TOTAL PORTUGAL..........................................              2,460,656
                                                                   ------------

SINGAPORE -- (1.0%)
   #Allgreen Properties, Ltd............................   164,000      216,560
    CapitaLand, Ltd..................................... 1,482,000    3,563,435
    CapitaMalls Asia, Ltd...............................   455,000      541,761
    DBS Group Holdings, Ltd.............................    23,827      307,054
    Fraser & Neave, Ltd.................................   421,550    2,098,213
    Golden Agri-Resources, Ltd.......................... 5,519,000    3,337,999
   #Neptune Orient Lines, Ltd...........................   437,000      521,523
    Overseas Union Enterprise, Ltd......................   180,000      431,386
   #Singapore Airlines, Ltd.............................   483,400    5,691,432
    Singapore Land, Ltd.................................    76,000      438,914
    United Industrial Corp., Ltd........................   428,000    1,011,945
    UOL Group, Ltd......................................   315,100    1,348,290
    Venture Corp., Ltd..................................    49,000      320,684
    Wheelock Properties, Ltd............................   175,000      269,256
                                                                   ------------
TOTAL SINGAPORE.........................................             20,098,452
                                                                   ------------

SPAIN -- (2.7%)
    Acciona SA..........................................    43,907    4,540,801
    Banco Bilbao Vizcaya Argentaria SA..................    33,464      350,536
    Banco de Sabadell SA................................ 1,157,376    4,326,909
    Banco Espanol de Credito SA.........................   168,308    1,276,252
    Banco Popular Espanol SA............................ 1,650,122    8,523,864

                                     1082

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SPAIN -- (Continued)
    Banco Santander SA.................................. 1,165,152 $ 12,263,612
    CaixaBank SA........................................   957,379    5,529,619
   *CaixaBank SA Issue 11...............................    10,294       59,656
    Cia Espanola de Petroleos SA........................     2,281       91,783
    Gas Natural SDG SA..................................   266,600    5,359,578
   *Iberdrola SA........................................   329,605    2,678,273
    Mapfre SA...........................................   342,069    1,212,399
    Repsol YPF SA Sponsored ADR.........................   314,184    9,884,229
                                                                   ------------
TOTAL SPAIN.............................................             56,097,511
                                                                   ------------

SWEDEN -- (2.7%)
    Boliden AB..........................................    57,638      996,166
    Nordea Bank AB...................................... 1,538,216   16,360,506
    Skandinaviska Enskilda Banken AB Series A...........   806,394    6,137,035
    SSAB AB Series A....................................   116,881    1,571,845
    SSAB AB Series B....................................    67,450      799,191
    Svenska Cellulosa AB................................     2,987       44,239
    Svenska Cellulosa AB Series B.......................   566,500    8,247,720
    Swedbank AB Series A................................   366,207    6,412,667
    Tele2 AB Series B...................................   151,010    3,211,361
    Telefonaktiebolaget LM Ericsson AB..................   379,738    4,769,763
    Telefonaktiebolaget LM Ericsson AB Series A.........       239        2,935
    Telefonaktiebolaget LM Ericsson AB Sponsored ADR....   126,886    1,586,075
    TeliaSonera AB......................................   680,412    5,203,251
    Trelleborg AB Series B..............................     5,625       62,411
    Volvo AB Series A...................................     3,132       50,482
                                                                   ------------
TOTAL SWEDEN............................................             55,455,647
                                                                   ------------

SWITZERLAND -- (5.3%)
    Adecco SA...........................................    77,639    4,665,503
    Alpiq Holding AG....................................       344      117,630
    Baloise Holding AG..................................    61,087    6,076,602
    Banque Cantonale Vaudoise AG........................     1,212      769,423
    Compagnie Financiere Richemont SA Series A..........       239       15,436
    Credit Suisse Group AG..............................   172,200    6,191,025
    Credit Suisse Group AG Sponsored ADR................    63,289    2,274,607
    Givaudan SA.........................................     4,182    4,579,195
    Holcim, Ltd.........................................   253,768   17,399,717
    Lonza Group AG......................................    16,911    1,440,319
    Novartis AG.........................................    18,935    1,160,755
    Novartis AG ADR.....................................   189,650   11,606,580
    St. Galler Kantonalbank AG..........................     1,046      588,990
    Swiss Life Holding AG...............................    34,054    5,056,533
   *Swiss Re, Ltd.......................................   325,311   18,314,631
   *UBS AG..............................................    16,843      278,054
    Zurich Financial Services AG........................   126,104   29,987,846
                                                                   ------------
TOTAL SWITZERLAND.......................................            110,522,846
                                                                   ------------

UNITED KINGDOM -- (16.9%)
    Associated British Foods P.L.C......................   372,202    6,525,928
    Aviva P.L.C......................................... 1,853,237   12,069,103
    Barclays P.L.C......................................   677,842    2,477,773
    Barclays P.L.C. Sponsored ADR.......................   978,011   14,239,840
    BP P.L.C. Sponsored ADR.............................   605,488   27,513,375
    Carnival P.L.C......................................   116,691    4,032,012
    Carnival P.L.C. ADR.................................    96,861    3,351,391
   *International Consolidated Airlines Group SA........   632,582    2,456,518
    International Power P.L.C........................... 1,504,089    7,528,398
    Investec P.L.C......................................    57,496      451,708
    Kazakhmys P.L.C.....................................    73,837    1,622,041

                                     1083

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                       SHARES       VALUE++
                                                     ----------- --------------
UNITED KINGDOM -- (Continued)
    Kingfisher P.L.C................................   2,682,072 $   11,076,641
    Legal & General Group P.L.C.....................   1,703,385      3,121,371
   *Lloyds Banking Group P.L.C......................   4,162,699      2,940,557
   *Lloyds Banking Group P.L.C. Sponsored ADR.......     250,250        695,695
    Mondi P.L.C.....................................     134,262      1,313,387
    Old Mutual P.L.C................................   4,097,972      8,502,953
    Pearson P.L.C. Sponsored ADR....................     474,900      9,046,845
   *Resolution, Ltd.................................     368,048      1,663,956
    Rexam P.L.C.....................................     924,114      5,615,075
   *Royal Bank of Scotland Group P.L.C..............   3,075,705      1,784,655
   *Royal Bank of Scotland Group P.L.C. Sponsored
     ADR............................................     306,118      3,535,663
    Royal Dutch Shell P.L.C. ADR....................   1,012,251     74,552,286
    Royal Dutch Shell P.L.C. Series A...............       2,986        109,375
    Royal Dutch Shell P.L.C. Series B...............     243,850      8,928,689
    RSA Insurance Group P.L.C.......................     779,017      1,675,210
    Sainsbury (J.) P.L.C............................   1,256,167      6,255,152
    Vodafone Group P.L.C............................  13,861,205     38,909,963
    Vodafone Group P.L.C. Sponsored ADR.............   1,779,829     50,013,195
    William Morrison Supermarkets P.L.C.............   2,153,935     10,259,926
    Wolseley P.L.C..................................     225,220      6,686,260
    Xstrata P.L.C...................................   1,031,575     21,814,199
                                                                 --------------
TOTAL UNITED KINGDOM................................                350,769,140
                                                                 --------------
TOTAL COMMON STOCKS.................................              2,011,693,149
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
   *Banco Popular Espanol SA Rights 04/27/11........           9              1
                                                                 --------------

                                                        FACE
                                                       AMOUNT       VALUE+
                                                     ----------- --------------
                                                        (000)
TEMPORARY CASH INVESTMENTS -- (0.2%)
    Repurchase Agreement, PNC Capital Markets,
      Inc. 0.05%, 08/01/11 (Collateralized by
      $3,560,000 FNMA 2.24%, 07/06/15, valued at
      $3,649,000) to be repurchased at $3,595,015... $     3,595      3,595,000
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                     -----------
                                                        (000)
SECURITIES LENDING COLLATERAL -- (2.9%)
(S)@DFA Short Term Investment Fund..................  58,884,942     58,884,942
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.20%, 08/01/11
     (Collateralized by $50,795,500 U.S. Treasury
     Note 0.750%, 06/15/14, valued at
     $1,718,703)## to be repurchased at $1,685,030.. $     1,685      1,685,002
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                 60,569,944
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $1,896,171,500)^^.............................             $2,075,858,094
                                                                 ==============

                                     1084

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
Common Stocks
    Australia............... $  3,311,124 $  113,239,634   --    $  116,550,758
    Austria.................           --      5,189,756   --         5,189,756
    Belgium.................      768,712     22,173,857   --        22,942,569
    Canada..................  236,763,557             --   --       236,763,557
    Denmark.................           --     25,326,236   --        25,326,236
    Finland.................           --     16,351,694   --        16,351,694
    France..................   16,745,774    180,256,231   --       197,002,005
    Germany.................   33,052,645    156,721,235   --       189,773,880
    Greece..................           --      1,996,351   --         1,996,351
    Hong Kong...............           --     33,187,260   --        33,187,260
    Ireland.................    2,427,053      2,918,947   --         5,346,000
    Israel..................    1,321,033      8,382,145   --         9,703,178
    Italy...................    2,578,750     32,589,453   --        35,168,203
    Japan...................   51,867,795    373,513,393   --       425,381,188
    Netherlands.............    2,231,879     66,689,520   --        68,921,399
    New Zealand.............           --      2,029,809   --         2,029,809
    Norway..................           --     24,655,054   --        24,655,054
    Portugal................           --      2,460,656   --         2,460,656
    Singapore...............      216,560     19,881,892   --        20,098,452
    Spain...................   22,147,841     33,949,670   --        56,097,511
    Sweden..................    1,586,075     53,869,572   --        55,455,647
    Switzerland.............   32,195,818     78,327,028   --       110,522,846
    United Kingdom..........  182,948,290    167,820,850   --       350,769,140
Rights/Warrants
    Spain...................            1             --   --                 1
Temporary Cash Investments..           --      3,595,000   --         3,595,000
Securities Lending
  Collateral................           --     60,569,944   --        60,569,944
                             ------------ --------------   --    --------------
TOTAL....................... $590,162,907 $1,485,695,187   --    $2,075,858,094
                             ============ ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                                     1085

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                             SHARES   VALUE++
                                                             ------- ----------
COMMON STOCKS -- (93.7%)
AUSTRALIA -- (4.7%)
    Acrux, Ltd..............................................   8,981 $   40,465
   *Adamus Resources, Ltd...................................   7,948      6,134
    Adelaide Brighton, Ltd..................................  52,785    152,045
    Aditya Birla Minerals, Ltd..............................   7,401     12,094
    AGL Energy, Ltd.........................................  11,707    182,351
   *AJ Lucas Group, Ltd.....................................   8,887     13,180
    Alesco Corp., Ltd.......................................  14,876     46,814
  #*Allied Gold Mining P.L.C................................  15,406     47,868
    Alumina, Ltd............................................ 302,126    719,201
    Alumina, Ltd. Sponsored ADR.............................  14,400    136,800
    Amalgamated Holdings, Ltd...............................  14,869     98,110
    Amcom Telecommunications, Ltd........................... 172,880     68,374
    Amcor, Ltd.............................................. 147,315  1,137,078
    AMP, Ltd................................................  64,208    321,134
    Ansell, Ltd.............................................  17,816    273,374
   *Antares Energy, Ltd.....................................  32,145     18,556
    APA Group, Ltd..........................................  56,641    249,985
    APN News & Media, Ltd...................................  67,017     81,429
    Aquarius Platinum, Ltd..................................  32,207    149,332
   *Aquila Resources, Ltd...................................  11,096     81,601
   *Arafura Resources, Ltd..................................  23,799     19,166
    ARB Corp., Ltd..........................................   5,672     45,769
    Aristocrat Leisure, Ltd.................................  29,747     79,655
    Asciano Group, Ltd...................................... 186,074    340,323
    ASX, Ltd................................................  12,848    421,410
   *Atlas Iron, Ltd.........................................  69,904    310,543
   *Aurora Oil & Gas, Ltd...................................  28,892    100,647
    Ausdrill, Ltd...........................................  54,916    196,431
   *Ausenco, Ltd............................................   9,627     26,739
   *Austal, Ltd.............................................   7,962     25,793
   *Austar United Communications, Ltd.......................  69,123     79,781
    Austbrokers Holdings, Ltd...............................   1,390     10,076
    Austin Engineering, Ltd.................................  12,004     62,868
   *Australasian Resources, Ltd.............................  31,503      9,150
   #Australia & New Zealand Banking Group, Ltd.............. 111,206  2,541,859
   *Australian Agricultural Co., Ltd........................  57,179     86,943
    Australian Infrastructure Fund..........................  80,194    172,301
    Australian Pharmaceutical Industries, Ltd...............  44,606     13,208
   *Australian Worldwide Exploration, Ltd...................  82,410    113,128
    Automotive Holdings Group NL............................  36,616     82,301
    AVJennings, Ltd.........................................   6,380      3,219
   *Bandanna Energy, Ltd....................................  14,721     35,358
    Bank of Queensland, Ltd.................................  36,106    319,346
   *Bannerman Resources, Ltd................................  43,180     20,615
    Beach Petroleum, Ltd.................................... 170,712    188,172
   *Beadell Resources, Ltd..................................  24,307     22,501
   *Bell Financial Group, Ltd...............................   6,099      5,159
    Bendigo Bank, Ltd.......................................  57,532    558,233
   *Berkeley Resources, Ltd.................................  15,571      7,694
    BHP Billiton, Ltd.......................................   1,925     88,022
    BHP Billiton, Ltd. Sponsored ADR........................  16,464  1,507,279
   *Billabong International, Ltd............................  30,198    195,100
   *Biota Holdings, Ltd.....................................  34,184     36,203
    Blackmores, Ltd.........................................     345     10,708
    BlueScope Steel, Ltd.................................... 312,277    389,742
    Boart Longyear, Ltd.....................................  61,745    274,724
    Boral, Ltd.............................................. 130,365    596,832
   *Bow Energy, Ltd.........................................  68,648     76,802

                                     1086

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED



                                                             SHARES   VALUE++
                                                             ------- ----------
AUSTRALIA -- (Continued)
    Bradken, Ltd............................................  21,094 $  199,255
   #Brambles, Ltd...........................................  13,006     98,746
    Brickworks, Ltd.........................................  11,653    126,497
    BT Investment Management, Ltd...........................   2,050      5,057
    Cabcharge Australia, Ltd................................  14,137     76,790
    Caltex Australia, Ltd...................................  24,098    281,823
    Campbell Brothers, Ltd..................................   8,440    426,564
   *Cape Lambert Resources, Ltd.............................  88,627     57,186
   *Cardno, Ltd.............................................  15,096     89,406
   *Carnarvon Petroleum, Ltd................................  87,903     18,812
   *Catalpa Resources, Ltd..................................  15,112     25,913
    Challenger Financial Services Group, Ltd................  74,729    401,192
    Clough, Ltd.............................................  65,000     51,244
   *Coal of Africa, Ltd.....................................  49,602     58,211
    Coca-Cola Amatil, Ltd...................................   8,648    107,418
    Cochlear, Ltd...........................................   2,204    171,499
   *Cockatoo Coal, Ltd...................................... 135,281     66,077
    Coffey International, Ltd...............................  27,380     21,056
    Commonwealth Bank of Australia NL.......................  51,776  2,799,795
    Computershare, Ltd......................................   7,697     69,239
    ConnectEast Group, Ltd.................................. 295,151    171,660
   *Conquest Mining, Ltd....................................  24,657     13,560
    Consolidated Media Holdings, Ltd........................  45,127    119,921
   *Cooper Energy, Ltd......................................  59,673     26,544
    Count Financial, Ltd....................................   9,287     10,420
    Credit Corp. Group, Ltd.................................   3,280     15,356
    Crown, Ltd..............................................  36,305    355,238
    CSG, Ltd................................................   5,879      6,275
    CSL, Ltd................................................   6,815    229,744
    CSR, Ltd................................................  73,300    211,545
   *CuDeco, Ltd.............................................  20,658     74,650
   *Cue Energy Resources, Ltd...............................  17,852      5,298
    Customers, Ltd..........................................  30,668     28,766
   *Dart Energy, Ltd........................................  22,630     16,754
    David Jones, Ltd........................................  60,555    199,225
   *Decmil Group, Ltd.......................................   2,437      6,021
   *Deep Yellow, Ltd........................................  61,575     11,460
    Devine, Ltd.............................................  53,400     14,047
   *Discovery Metals, Ltd...................................  44,635     71,227
    Downer EDI, Ltd.........................................  62,903    264,240
   *Drillsearch Energy, Ltd.................................  12,933      8,242
    DUET Group, Ltd......................................... 106,685    181,099
    DuluxGroup, Ltd.........................................  15,629     44,745
    DWS Advanced Business Solutions, Ltd....................  11,284     18,229
   *Eastern Star Gas, Ltd...................................  60,068     56,352
   *Echo Entertainment Group, Ltd........................... 104,158    458,856
   *Elders, Ltd............................................. 103,979     40,552
   *Emeco Holdings, Ltd..................................... 102,809    129,738
   *Energy Resources of Australia, Ltd......................   7,372     37,126
   *Energy World Corp., Ltd................................. 122,411     88,621
    Envestra, Ltd........................................... 154,411    115,205
    Euroz, Ltd..............................................   3,934      7,128
   *Exco Resources, Ltd.....................................  13,942     10,176
   #Fairfax Media, Ltd...................................... 398,659    385,067
   *FAR, Ltd................................................ 231,322     10,444
    Finbar Group, Ltd.......................................     595        613
    FKP Property Group, Ltd................................. 202,190    140,933
    Fleetwood Corp., Ltd....................................   6,057     76,049
  #*Fletcher Building, Ltd..................................  12,299     86,481
   #Flight Centre, Ltd......................................   9,755    230,104
   *Flinders Mines, Ltd.....................................  38,870      5,976

                                     1087

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
AUSTRALIA -- (Continued)
   *Focus Minerals, Ltd..................................... 346,905 $   25,927
    Fortescue Metals Group, Ltd.............................  22,863    158,388
    Foster's Group, Ltd.....................................  53,789    297,990
   *Galaxy Resources, Ltd...................................   6,676      4,995
   *Geodynamics, Ltd........................................  37,639     13,269
   *Gindalbie Metals, Ltd. (6369545)........................  91,248     79,028
   *Gindalbie Metals, Ltd. (B3PFYN1)........................  30,416     26,398
   *Gloucester Coal, Ltd....................................   4,341     44,379
    Goodman Fielder, Ltd.................................... 249,358    245,969
    Graincorp, Ltd. Series A................................  28,424    244,937
   *Grange Resources, Ltd................................... 167,580     96,527
   *Gryphon Minerals, Ltd...................................   6,147     12,627
    GUD Holdings, Ltd.......................................  10,303     95,963
   *Gujarat NRE Coking Coal, Ltd............................  36,217     11,734
   *Gunns, Ltd.............................................. 133,137     36,451
    GWA Group, Ltd..........................................  36,918    105,287
    Harvey Norman Holdings, Ltd.............................  92,726    221,864
    Hastie Group, Ltd.......................................  26,379      4,340
   *HFA Holdings, Ltd.......................................  13,456     17,875
   *Highlands Pacific, Ltd..................................  26,640      8,786
   *Hillgrove Resources, Ltd................................  54,023     15,376
    Hills Holdings, Ltd.....................................  39,391     50,026
   *Horizon Oil, Ltd........................................ 133,673     46,300
   *Icon Energy, Ltd........................................  52,698      9,563
    iiNet, Ltd..............................................   9,777     25,882
    Iluka Resources, Ltd....................................  20,683    403,206
    Imdex, Ltd..............................................  46,977    121,379
    IMF Australia, Ltd......................................   1,965      3,278
    Incitec Pivot, Ltd...................................... 187,931    814,113
    Independence Group NL...................................  22,028    141,608
    Industrea, Ltd..........................................  45,486     58,914
    Infigen Energy, Ltd.....................................  86,150     31,253
    Insurance Australia Group, Ltd.......................... 178,378    641,468
   *Integra Mining, Ltd..................................... 151,656     79,318
   *Intrepid Mines, Ltd.....................................  30,113     58,990
    Invocare, Ltd...........................................  12,546     96,841
    IOOF Holdings, Ltd......................................  38,169    271,123
    Iress Market Technology, Ltd............................   8,789     83,407
   *James Hardie Industries SE..............................  24,936    156,590
   *James Hardie Industries SE Sponsored ADR................   1,236     38,773
    JB Hi-Fi, Ltd...........................................   6,986    115,003
   *Jetset Travelworld, Ltd.................................  25,000     21,491
   *Kagara, Ltd.............................................  60,876     40,773
    Kingsgate Consolidated, Ltd.............................  17,262    168,135
    Leighton Holdings, Ltd..................................   4,219     98,005
    Lend Lease Group NL.....................................  68,655    667,732
    Linc Energy, Ltd........................................  37,024    114,213
    Macarthur Coal, Ltd.....................................  24,642    421,300
    MacMahon Holdings, Ltd..................................  61,410     38,934
    Macquarie Group, Ltd....................................  37,346  1,131,233
    MAP Group, Ltd..........................................  28,742    102,850
    McMillan Shakespeare, Ltd...............................   5,584     56,863
    McPherson's, Ltd........................................   4,994     16,874
    Medusa Mining, Ltd......................................   5,638     43,688
    Melbourne IT, Ltd.......................................  27,781     54,036
   *MEO Australia, Ltd......................................  10,374      2,049
    Mermaid Marine Australia, Ltd...........................  19,095     63,274
   *Mesoblast, Ltd..........................................     896      8,932
   *Metals X, Ltd........................................... 100,801     26,528
    Metcash, Ltd............................................  53,375    243,734
   *Metgasco, Ltd...........................................  12,958      5,050

                                     1088

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
AUSTRALIA -- (Continued)
   *Minara Resources, Ltd...................................  54,438 $   39,966
    Mincor Resources NL.....................................  34,793     34,128
   *Mineral Deposits, Ltd...................................  14,986     91,778
    Mineral Resources, Ltd..................................  23,936    320,959
   *Mirabela Nickel, Ltd....................................   2,346      4,857
   *Molopo Energy, Ltd......................................  43,705     37,698
   *Moly Mines, Ltd.........................................  25,343     19,150
    Monadelphous Group, Ltd.................................   3,185     66,918
    Mortgage Choice, Ltd....................................  10,686     15,479
   *Mount Gibson Iron, Ltd.................................. 104,588    206,444
    MSF Sugar, Ltd..........................................   1,475      5,719
   *Murchison Metals, Ltd...................................  34,431     29,306
   *Myer Holdings, Ltd......................................  93,752    237,692
    National Australia Bank, Ltd............................ 123,980  3,264,289
    Navitas, Ltd............................................  25,073    103,586
   *Neptune Marine Services, Ltd............................  87,521      3,462
    New Hope Corp., Ltd.....................................  25,345    149,430
    Newcrest Mining, Ltd....................................  30,296  1,321,120
   *Nexus Energy, Ltd.......................................  77,674     23,890
    NIB Holdings, Ltd.......................................  74,922    111,160
   *Norfolk Group, Ltd......................................   4,633      6,589
    NRW Holdings, Ltd.......................................  22,481     69,908
   *Nufarm, Ltd.............................................  21,333    101,671
    Oil Search, Ltd.........................................  30,291    227,279
    OneSteel, Ltd........................................... 226,252    437,924
    Orica, Ltd..............................................  15,629    440,432
    Origin Energy, Ltd...................................... 103,456  1,667,098
   *Orocobre, Ltd...........................................   1,174      2,673
    OrotonGroup, Ltd........................................   2,881     23,185
   *OZ Minerals, Ltd........................................  43,998    656,980
    Pacific Brands, Ltd..................................... 194,501    138,906
   *Paladin Energy, Ltd.....................................  73,084    209,973
   *Pan Pacific Petroleum NL................................ 204,902     29,292
   *PanAust, Ltd............................................  24,357    109,607
    Panoramic Resources, Ltd................................  34,448     67,206
   *Paperlinx, Ltd.......................................... 118,324     18,187
    Patties Foods, Ltd......................................   1,438      2,597
    Peet, Ltd...............................................  17,958     28,547
   *Peninsula Energy, Ltd...................................  54,120      4,277
   *Perilya, Ltd............................................  33,243     26,117
    Perpetual Trustees Australia, Ltd.......................   3,999    103,255
   *Perseus Mining, Ltd.....................................  16,940     57,826
   *Pharmaxis, Ltd..........................................   7,434      8,966
   *Photon Group, Ltd....................................... 134,804      5,334
    Platinum Asset Mangement, Ltd...........................   5,135     21,955
   *Pluton Resources, Ltd...................................  15,675      5,148
    PMP, Ltd................................................  73,062     42,073
    Premier Investments, Ltd................................  10,054     61,231
    Primary Health Care, Ltd................................  87,671    311,694
   *Prime Aet&D Holdings No.1, Ltd..........................       4         --
    Prime Media Group, Ltd..................................  39,708     29,177
   *PrimeAg, Ltd. (B29NSJ8).................................   4,770      5,930
   *PrimeAg, Ltd. (B50ZR19).................................   3,669      4,555
    Programmed Maintenance Service, Ltd.....................  17,396     37,520
   *Qantas Airways, Ltd..................................... 122,209    247,684
    QBE Insurance Group, Ltd................................  44,821    806,627
   *Ramelius Resources, Ltd.................................  26,117     39,473
    Ramsay Health Care, Ltd.................................   9,989    191,595
    Redflex Holdings, Ltd...................................   4,333      8,399
    Reece Australia, Ltd....................................     591     13,419
   *Reed Resources, Ltd.....................................  19,892      9,739

                                     1089

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
AUSTRALIA -- (Continued)
   *Regis Resources, Ltd....................................  16,161 $   48,321
    Reject Shop, Ltd. (The).................................   2,325     27,697
   *Resolute Mining, Ltd....................................  80,829    119,971
   *Resource Generation, Ltd................................  25,956     19,125
    Retail Food Group, Ltd..................................   3,418      8,891
   *Rex Minerals, Ltd.......................................  15,350     38,466
   *Rialto Energy, Ltd......................................  42,983     17,907
    Ridley Corp., Ltd.......................................  46,015     60,641
    Rio Tinto, Ltd..........................................  18,907  1,656,487
   *Roc Oil Co., Ltd........................................  78,562     28,884
    Ruralco Holdings, Ltd...................................   1,300      4,706
    SAI Global, Ltd.........................................  20,826    103,161
    Salmat, Ltd.............................................  11,000     41,303
   *Samson Oil & Gas, Ltd. Sponsored ADR....................  12,700     35,814
  #*Sandfire Resources NL...................................   4,145     35,512
    Santos, Ltd.............................................  66,355    938,813
   *Saracen Mineral Holdings, Ltd...........................  53,183     35,059
    Sedgman, Ltd............................................   9,230     19,295
    Seek, Ltd...............................................   8,870     64,369
    Select Harvests, Ltd....................................   2,843      5,773
   *Senex Energy, Ltd.......................................  23,565     11,780
    Servcorp, Ltd...........................................   9,992     32,611
    Seven Group Holdings, Ltd...............................  22,576    226,607
    Seven West Media, Ltd...................................   8,909     35,095
    Sigma Pharmaceuticals, Ltd.............................. 174,020     86,868
   *Silex System, Ltd.......................................   6,346     20,347
    Sims Metal Management, Ltd..............................  26,023    482,008
    Sims Metal Management, Ltd. Sponsored ADR...............   1,900     34,751
   *Skilled Group, Ltd......................................   7,580     18,732
    SMS Management & Technology, Ltd........................   8,481     56,602
    Sonic Healthcare, Ltd...................................  26,396    352,482
    Southern Cross Media Group, Ltd.........................  64,856     98,316
    SP Ausnet, Ltd..........................................  69,316     69,972
    SP Telemedia, Ltd.......................................  80,192    134,120
    Spark Infrastructure Group, Ltd......................... 102,507    146,124
    Specialty Fashion Group, Ltd............................   8,094      7,196
    Spotless Group, Ltd.....................................  45,294    101,442
   *St. Barbara, Ltd........................................  57,864    116,996
   *Starpharma Holdings, Ltd................................  16,423     27,790
   *Straits Resources, Ltd..................................  21,527     18,602
    STW Communications Group, Ltd...........................  56,702     58,401
    Suncorp Group, Ltd...................................... 131,465  1,069,739
   *Sundance Energy Australia, Ltd..........................  22,232     19,407
   *Sunland Group, Ltd......................................  21,844     13,929
    Super Retail Group, Ltd.................................  12,569     96,222
    TABCORP Holdings, Ltd................................... 104,158    367,893
   *Tanami Gold NL..........................................   5,827      6,529
   *Tap Oil, Ltd............................................  85,639     78,996
    Tassal Group, Ltd.......................................  24,227     37,760
   #Tatts Group, Ltd........................................ 227,009    578,782
    Telstra Corp., Ltd......................................  49,288    161,678
    Telstra Corp., Ltd. ADR.................................     600      9,870
    Ten Network Holdings, Ltd...............................  83,961     99,382
   *Teranga Gold Corp.......................................  13,832     34,927
    TFS Corp., Ltd..........................................  27,337     23,757
    Thakral Holdings Group, Ltd.............................  48,013     28,711
    Thorn Group, Ltd........................................  26,760     56,146
    Toll Holdings, Ltd...................................... 116,132    576,904
    Tox Free Solutions, Ltd.................................   4,440     10,223
    Transfield Services, Ltd................................  66,287    243,155
   *Transpacific Industries Group, Ltd......................  90,780     91,096

                                     1090

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
AUSTRALIA -- (Continued)
    Transurban Group, Ltd..................................  30,997 $   173,539
   *Treasury Wine Estates, Ltd.............................  15,181      57,372
    Troy Resources NL......................................  16,220      72,152
    Trust Co., Ltd. (The)..................................   1,137       7,135
    UGL, Ltd...............................................  22,756     335,132
   *UXC, Ltd...............................................  31,427      22,552
    Village Roadshow, Ltd..................................   6,668      24,259
   *Virgin Blue Holdings, Ltd.............................. 312,963     101,512
    Washington H. Soul Pattinson & Co., Ltd................  23,821     338,334
    Watpac, Ltd............................................  32,558      50,066
    WDS, Ltd...............................................  33,762      32,066
    Webjet, Ltd............................................  12,221      26,368
    Wesfarmers, Ltd........................................  63,076   2,028,584
    Western Areas NL.......................................   4,482      28,859
    Westpac Banking Corp................................... 127,789   2,861,195
   *White Energy Co., Ltd..................................  24,853      58,458
    Whitehaven Coal, Ltd...................................  17,437     126,034
    WHK Group, Ltd.........................................  37,000      34,963
    Wide Bay Australia, Ltd................................   1,410      12,957
    Woodside Petroleum, Ltd................................   9,827     414,081
    Woolworths, Ltd........................................   9,982     295,321
    WorleyParsons, Ltd.....................................   5,578     168,546
   *WPG Resources, Ltd.....................................  23,023      25,044
                                                                    -----------
TOTAL AUSTRALIA............................................          59,099,782
                                                                    -----------
AUSTRIA -- (0.4%)
    Agrana Beteiligungs AG.................................     753      91,461
    Andritz AG.............................................   1,561     151,423
   *A-TEC Industries AG....................................   3,557       9,806
    Atrium European Real Estate, Ltd. AG...................  10,265      65,724
   *Austria Technologie & Systemtechnik AG.................     770      13,673
   *Bwin.Party Digital Entertainment P.L.C.................  28,031      62,995
   *CA Immobilien Anlagen AG...............................   5,017      84,532
    Erste Group Bank AG....................................  22,129   1,057,999
    EVN AG.................................................   3,428      55,986
    Flughafen Wien AG......................................   2,248     110,806
   *Intercell AG...........................................   4,255      17,186
    Kapsch TrafficCom AG...................................     655      56,742
    Lenzing AG.............................................      70       8,576
    Mayr-Melnhof Karton AG.................................     732      77,247
    Oesterreichischen Post AG..............................   3,093      92,030
    OMV AG.................................................  18,845     751,207
    Palfinger AG...........................................     168       5,508
    Raiffeisen Bank International AG.......................   6,735     336,736
    RHI AG.................................................     982      26,215
    Schoeller-Bleckmann Oilfield Equipment AG..............   1,468     143,140
    Semperit Holding AG....................................     982      47,668
   *Strabag SE.............................................   5,473     157,424
    Telekom Austria AG.....................................   9,625     117,903
    Uniqa Versicherungen AG................................   1,961      38,838
    Verbund AG.............................................   1,230      50,228
    Vienna Insurance Group AG Wiener Versicherung Gruppe...   6,107     324,628
    Voestalpine AG.........................................  16,373     847,609
    Wienerberger AG........................................  24,004     384,462
    Zumtobel AG............................................   2,513      58,930
                                                                    -----------
TOTAL AUSTRIA..............................................           5,246,682
                                                                    -----------
BELGIUM -- (0.9%)
   *Ablynx NV..............................................   6,382      69,372
    Ackermans & van Haaren NV..............................   4,124     364,702
    Ageas SA............................................... 425,430     872,214

                                     1091

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------ -----------
BELGIUM -- (Continued)
   *Agfa-Gevaert NV......................................... 54,389 $   214,316
    Anheuser-Busch InBev NV.................................  5,871     337,904
    Anheuser-Busch InBev NV Sponsored ADR................... 13,736     790,919
    Arseus NV...............................................  4,228      68,664
    Banque Nationale de Belgique SA.........................     26     109,046
    Barco NV................................................  3,882     277,952
    Bekaert SA..............................................  4,014     243,125
    Belgacom SA.............................................  3,831     133,633
    Colruyt SA..............................................  2,370     115,282
    Compagnie d'Entreprises SA..............................  2,611     170,596
    Compagnie Immobiliere de Belgique SA....................    189       7,942
    Compagnie Maritime Belge SA.............................  3,221      81,319
   *Deceuninck NV........................................... 18,601      38,152
    Delhaize Group SA.......................................  3,026     217,609
    Delhaize Group SA Sponsored ADR......................... 13,949   1,011,581
   *Dexia SA................................................ 98,638     260,566
    D'ieteren SA............................................  5,700     387,813
    Econocom Group SA.......................................  2,034      44,652
    Elia System Operator SA.................................  2,180      89,246
    Euronav SA..............................................  5,837      64,650
    EVS Broadcast Equipment SA..............................  1,521      95,706
    Exmar NV................................................  8,774      66,212
   *Galapagos NV............................................  6,113      64,562
    Ion Beam Applications SA................................  3,199      27,756
    KBC Groep NV............................................ 15,900     561,037
    Kinepolis Group NV......................................  1,570     118,017
    Lotus Bakeries NV.......................................     19      10,131
    Melexis NV..............................................  2,127      32,954
    Mobistar SA.............................................  1,159      80,783
   *Nyrstar NV.............................................. 26,530     351,428
    Omega Pharma SA.........................................  4,108     202,457
    Recticel SA.............................................  6,887      73,146
    Resilux SA..............................................    348      28,832
    Roularta Media Group NV.................................  1,508      45,866
    Sioen Industries NV.....................................  4,172      35,640
    Sipef NV................................................  1,027      93,935
    Solvay SA...............................................  8,168   1,229,914
   *Telenet Group Holding NV................................  4,618     188,188
    Tessenderlo Chemie NV................................... 10,379     416,616
  #*ThromboGenics NV........................................  4,600     110,927
   *TiGenix NV.............................................. 10,350      12,600
    UCB SA.................................................. 15,172     697,807
    Umicore SA.............................................. 11,188     569,951
    Van de Velde NV.........................................    560      29,956
                                                                    -----------
TOTAL BELGIUM...............................................         11,115,676
                                                                    -----------

BRAZIL -- (2.0%)
    AES Tiete SA............................................  3,400      49,328
    All America Latina Logistica SA......................... 45,300     330,071
    Amil Participacoes SA...................................  7,440      83,954
    Anhanguera Educacional Participacoes SA.................  8,700     167,453
    B2W Cia Global Do Varejo SA.............................  5,500      51,707
    Banco ABC Brasil SA..................................... 17,150     116,114
    Banco Alfa de Investimento SA........................... 14,300      65,513
    Banco Bradesco SA....................................... 55,348     886,153
    Banco Daycoval SA....................................... 16,300      89,864
    Banco do Brasil SA...................................... 46,334     782,466
    Banco Industrial e Comercial SA......................... 10,100      61,283
   *Banco Panamericano SA................................... 27,000     104,285
    Banco Santander Brasil SA ADR........................... 76,545     710,338
    Bematech SA.............................................  6,000      20,273

                                     1092

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------- ----------
BRAZIL -- (Continued)
    BM&F Bovespa SA........................................ 193,200 $1,136,141
    BR Malls Participacoes SA..............................  48,200    553,219
    Brasil Brokers Participacoes SA........................  23,200    105,914
   *Brasil Ecodiesel Industria e Comercio de
     Biocombustiveis e Oleos Vegetais SA................... 182,880     82,546
    Brasil Telecom SA ADR..................................     273      2,626
    BRF - Brasil Foods SA..................................   9,416    177,895
    BRF - Brasil Foods SA ADR..............................  39,060    754,249
    Brookfield Incorporacoes SA............................  35,500    157,259
    Camargo Correa Desenvolvimento Imobiliario SA..........  12,400     36,700
    CCR SA.................................................   5,300    158,674
    Centrais Eletricas Brasileiras SA Sponsored ADR........   2,800     33,768
    Centrais Eletricas Brasilerias SA......................   3,500     41,774
    CETIP SA...............................................   5,794     98,257
    Cia de Gas de Sao Paulo SA.............................   1,400     35,026
    Cia de Saneamento Basico do Estado de Sao Paulo ADR....   4,300    256,667
    Cia de Saneamento de Minas Gerais-Copasa SA............  12,600    263,236
    Cia Energetica de Minas Gerais SA......................   1,375     21,261
    Cia Energetica de Sao Paulo SA.........................  12,900    266,093
    Cia Hering SA..........................................   3,677     78,170
    Cia Siderurgica Nacional SA Sponsored ADR..............   7,800     82,836
   *Cielo SA...............................................   3,711    103,468
    Cosan SA Industria e Comercio..........................  20,700    317,404
    CPFL Energia SA........................................   8,400    119,540
    Cremer SA..............................................  10,900     99,663
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes........................................  35,300    344,840
   *Diagnosticos Da America SA.............................  20,000    246,961
    Drogasil SA............................................   9,750     78,586
    Duratex SA.............................................  11,040     81,794
   *EcoRodovias Infraestrutura e Logistica SA..............  11,954    100,513
    Embraer SA.............................................  55,700    404,412
    Embraer SA ADR.........................................  20,543    606,429
    Energias do Brazil SA..................................   4,200    104,753
    Equatorial Energia SA..................................  11,000     81,214
    Estacio Participacoes SA...............................   2,500     30,967
    Eternit SA.............................................  24,972    143,148
    Even Construtora e Incorporadora SA....................  45,800    222,968
    EZ Tec Empreendimentos e Participacoes SA..............  13,000    125,067
    Fertilizantes Fosfatados SA............................   7,100    109,280
    Fibria Celulose SA.....................................  10,683    126,886
    Fibria Celulose SA Sponsored ADR.......................  20,386    243,817
   *Fleury SA..............................................   3,500     48,432
    Gafisa SA..............................................  10,200     49,328
    Gafisa SA ADR..........................................  24,000    229,680
   *General Shopping Brasil SA.............................   6,700     50,719
    Gerdau SA..............................................  26,600    204,279
    Grendene SA............................................   9,000     51,069
    Guararapes Confeccoes SA...............................   1,200     61,902
    Helbor Empreendimentos SA..............................   4,200     55,220
    Hypermarcas SA.........................................  13,100     99,168
   *IdeiasNet SA...........................................  15,400     29,691
    Iguatemi Empresa de Shopping Centers SA................   4,500     99,265
    Iochpe-Maxion SA.......................................   8,800    114,394
    Itau Unibanco Holding SA...............................   3,700     65,776
   *JBS SA.................................................  81,000    240,778
    JHSF Participacoes SA..................................   7,900     22,617
   *Kepler Weber SA........................................ 145,000     26,179
   *Kroton Educacional SA..................................   4,200     51,726
    Light SA...............................................   7,300    132,458
   *LLX Logistica SA.......................................  23,822     66,972
    Localiza Rent a Car SA.................................   3,700     59,645
   *Log-in Logistica Intermodal SA.........................   5,000     23,890

                                     1093

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
BRAZIL -- (Continued)
    Lojas Americanas SA....................................  25,786 $   204,511
    Lojas Renner SA........................................   8,000     284,489
    LPS Brasil Consultoria de Imoveis SA...................   2,300      50,454
   *Lupatech SA............................................   2,100      15,234
    M. Dias Branco SA......................................   4,216     104,554
    Marfrig Alimentos SA...................................  27,500     269,352
    Marisa Lojas SA........................................   3,200      45,002
    Metalfrio Solutions SA.................................   8,700      56,098
    Minerva SA.............................................  15,200      53,416
   *MMX Mineracao e Metalicos SA...........................  15,026      79,255
   *MPX Energia SA.........................................   6,100     144,746
    MRV Engenharia e Participacoes SA......................  48,400     356,091
    Multiplan Empreendimentos Imobiliarios SA..............   9,675     212,733
    Natura Cosmeticos SA...................................   6,100     138,099
    Obrascon Huarte Lain Brasil SA.........................   1,800      74,282
    OdontoPrev SA..........................................  25,200     425,565
   *OSX Brasil SA..........................................     200      47,716
    Parana Banco SA........................................  12,000      87,436
    Paranapanema SA........................................  28,800      96,566
    PDG Realty SA Empreendimentos e Participacoes.......... 159,800     840,809
    Petroleo Brasileiro SA ADR.............................  81,691   2,775,043
    Porto Seguro SA........................................  21,100     295,918
   *PortX Operacoes Portuarias SA..........................   2,122       4,707
    Positivo Informatica SA................................   7,200      27,856
    Profarma Distribuidora de Produtos Farmaceuticos SA....   3,400      31,570
    Redecard SA............................................  11,163     193,626
   *Restoque Comercio e Confeccoes de Roupas SA............   2,200      28,939
    Rodobens Negocios Imobiliarios SA......................   4,000      33,066
    Rossi Residencial SA...................................  27,800     208,834
    Santos Brasil Participacoes SA.........................   5,850     101,282
    Sao Martinho SA........................................   9,800     140,790
    SLC Agricola SA........................................  15,400     168,513
    Souza Cruz SA..........................................   7,500      89,757
   *Springs Global Participacoes SA........................  10,400      26,623
    Sul America SA.........................................  21,370     244,862
    Tecnisa SA.............................................  10,700      80,034
    Tegma Gestao Logistica SA..............................   3,550      55,212
    Tele Norte Leste Participacoes SA......................   4,400      66,333
    Telecomunicacoes de Sao Paulo SA.......................   3,673     100,514
    Tim Participacoes SA...................................  12,200      71,429
    Totvs SA...............................................  17,500     303,543
    Tractebel Energia SA...................................   2,700      45,544
    Triunfo Participacoes e Investimentos SA...............   2,300      14,742
    Universo Online SA.....................................  12,900     146,397
    Usinas Siderurgicas de Minas Gerais SA.................  18,960     258,693
    Vale SA Sponsored ADR..................................  52,700   1,709,588
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao SA.........................  10,175     125,970
   *Viver Incorporadora e Construtora SA...................  38,650      57,569
    WEG Industrias SA......................................  17,728     192,043
                                                                    -----------
TOTAL BRAZIL...............................................          24,521,416
                                                                    -----------
CANADA -- (7.9%)
   *5N Plus, Inc...........................................   7,800      67,677
    Aastra Technologies, Ltd...............................   1,700      32,881
   *Absolute Software Corp.................................   3,000      13,030
   *Advantage Oil & Gas, Ltd...............................  30,765     213,805
    Aecon Group, Inc.......................................  13,100     115,582
    AGF Management, Ltd. Class B...........................  13,900     252,846
    Agnico-Eagle Mines, Ltd................................   4,700     261,404
    Agrium, Inc............................................   9,895     865,897
   *Ainsworth Lumber Co., Ltd..............................   7,780      17,914

                                     1094

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
CANADA -- (Continued)
   *Air Canada...............................................  4,133 $    9,170
   *Alacer Gold Corp......................................... 18,242    177,179
    Alamos Gold, Inc.........................................  9,100    161,247
    Algoma Central Corp......................................    360     36,360
    Algonquin Power & Utilities Corp......................... 20,300    120,468
    Alimentation Couche-Taro, Inc. Class B................... 18,385    580,154
    Alliance Grain Traders, Inc..............................  1,393     36,842
    AltaGas, Ltd............................................. 12,642    350,104
   *Alterra Power Corp....................................... 20,706     16,904
   *Altius Minerals Corp.....................................  3,500     42,237
    Amerigo Resources, Ltd................................... 42,500     41,368
   *Anderson Energy, Ltd..................................... 30,500     24,899
   *Angle Energy, Inc........................................  8,487     85,185
   *Antrim Energy, Inc....................................... 36,800     40,442
   *Anvil Mining, Ltd........................................ 16,300    113,279
    ARC Resources, Ltd....................................... 19,777    515,616
   *Argonaut Gold, Inc.......................................  9,693     59,145
    Astral Media, Inc. Class A...............................  8,343    318,806
    Atco, Ltd. Class I.......................................  3,600    232,100
    Atlantic Power Corp...................................... 10,400    161,750
   *Atrium Innovations, Inc..................................  6,300     98,774
   *ATS Automation Tooling System, Inc....................... 14,957    122,104
   *Aura Minerals, Inc....................................... 21,224     44,205
   *AuRico Gold, Inc......................................... 18,000    218,536
   *Avalon Rare Metals, Inc..................................  5,700     31,499
    AvenEx Energy Corp.......................................    845      4,847
   *B2Gold Corp.............................................. 29,400    100,928
   *Baja Mining Corp......................................... 38,059     45,410
   *Ballard Power Systems, Inc............................... 23,900     37,271
    Bank of Montreal......................................... 36,473  2,291,563
    Bank of Nova Scotia...................................... 30,481  1,728,464
   *Bankers Petroleum, Ltd................................... 13,800     86,661
    Barrick Gold Corp........................................ 30,995  1,477,652
    Baytex Energy Corp.......................................  1,522     84,953
    BCE, Inc................................................. 21,200    808,993
    Bell Aliant, Inc......................................... 13,652    395,793
   *Bellatrix Exploration, Ltd............................... 19,200     99,070
  #*Birchcliff Energy, Ltd................................... 11,600    168,515
    Black Diamond Group, Ltd.................................    807     26,944
   *BlackPearl Resources, Inc................................ 30,300    189,008
    Bombardier, Inc..........................................  7,100     42,951
    Bombardier, Inc. Class B................................. 54,332    328,682
    Bonavista Energy Corp....................................  4,092    123,130
   *Boralex, Inc. Class A....................................  4,200     35,342
   *Breakwater Resources, Ltd................................ 13,305    103,326
    Brookfield Asset Management, Inc. Class A................ 13,300    418,996
    Brookfield Properties Corp...............................  5,900    112,078
    CAE, Inc................................................. 26,952    352,609
    Calfrac Well Services, Ltd...............................  4,400    167,213
   *Calvalley Petroleum, Inc................................. 10,000     21,770
    Cameco Corp.............................................. 22,371    594,952
    Canaccord Capital, Inc................................... 15,582    210,380
    Canada Bread Co., Ltd....................................  1,500     73,787
    Canadian Energy Services & Technology Corp...............  2,100     26,353
    Canadian Helicopters Group, Inc..........................    200      5,359
   #Canadian Imperial Bank of Commerce....................... 17,807  1,360,150
    Canadian National Railway Co.............................  6,500    487,372
    Canadian National Resources, Ltd......................... 30,720  1,240,439
    Canadian Oil Sands, Ltd..................................  3,700    101,112
    Canadian Pacific Railway, Ltd............................ 13,872    885,793
    Canadian Tire Corp. Class A.............................. 12,961    792,487

                                     1095

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
CANADA -- (Continued)
    Canadian Utilities, Ltd. Class A..........................  10,340 $610,151
    Canadian Western Bank.....................................   9,400  299,576
   *Canadian Zinc Corp........................................     679      512
    Canam Group, Inc. Class A.................................   3,600   25,132
   *Canfor Corp...............................................  18,804  202,515
    Canfor Pulp Products, Inc.................................   2,300   41,260
   *Cangene Corp..............................................   1,800    2,958
    Capital Power Corp........................................   2,745   70,245
    Capstone Infrastructure Corp..............................   8,649   66,534
   *Capstone Mining Corp......................................  25,558   94,694
   *Cardiome Pharma Corp......................................   5,100   25,355
    Cascades, Inc.............................................  15,187   98,232
    Cash Store Financial Services, Inc. (The).................   2,500   30,562
   *Catalyst Paper Corp.......................................  31,100    3,743
    Cathedral Energy Services, Ltd............................   1,245   11,115
    CCL Industries, Inc. Class B..............................   3,424  116,110
   *Celestica, Inc............................................  33,400  293,292
   *Celtic Exploration, Ltd...................................  11,800  297,887
    Cenovus Energy, Inc.......................................  20,055  770,967
   *Cequence Energy, Ltd......................................   6,272   27,571
   *CGI Group, Inc............................................  34,960  751,560
   *China Gold International Resources Corp., Ltd.............  11,675   44,234
   *Chinook Energy, Inc.......................................   5,456   11,935
    Churchill Corp. Class A (The).............................   2,356   42,684
    CI Financial Corp.........................................   4,800  111,277
    Cineplex, Inc.............................................   4,595  115,855
   *Claude Resources, Inc.....................................  32,900   58,538
    CML HealthCare, Inc.......................................   2,486   23,625
    Cogeco Cable, Inc.........................................   2,800  140,901
    Colabor Group, Inc........................................   1,598   15,621
   *COM DEV International, Ltd................................  13,300   28,536
   *Compton Petroleum Corp....................................  46,700    6,110
   *Connacher Oil & Gas, Ltd..................................  63,632   68,597
    Constellation Software, Inc...............................     500   38,464
    Contrans Group, Inc.......................................   2,300   20,462
   *Copper Mountain Mining Corp...............................  10,140   74,290
    Corby Distilleries, Ltd...................................   1,100   18,939
  #*Corridor Resources, Inc...................................   9,600   30,444
    Corus Entertainment, Inc. Class B.........................  13,100  293,960
   *Cott Corp.................................................  19,200  159,154
    Crescent Point Energy Corp................................  17,200  773,185
   *Crew Energy, Inc..........................................  10,600  168,633
   *Crocodile Gold Corp.......................................     500      345
   *Crocotta Energy, Inc......................................   4,500   14,129
   *Davis & Henderson Inc.ome Corp............................   6,284  121,017
    Daylight Energy, Ltd......................................  36,782  352,633
   *Delphi Energy Corp........................................  13,400   33,519
   *Denison Mines Corp........................................  56,300  119,029
   *Descartes Systems Group, Inc. (The).......................   8,700   60,006
    Dollarama, Inc............................................   5,057  169,158
    Dorel Industries, Inc. Class B............................   4,000  117,180
   *DragonWave, Inc...........................................   4,600   23,495
   *Dundee Capital Markets, Inc...............................   7,600    9,307
  #*Dundee Precious Metals, Inc...............................  19,700  170,928
   *Dynasty Metals & Mining, Inc..............................     557    1,755
   *Eastern Platinum, Ltd..................................... 156,800  164,111
   *Eastmain Resources, Inc...................................   5,600    7,209
    E-L Financial Corp., Ltd..................................     184   89,838
    Eldorado Gold Corp........................................  29,028  499,776
    Emera, Inc................................................   3,544  117,175
    Empire Co., Ltd. Class A..................................   4,788  290,452

                                     1096

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
CANADA -- (Continued)
    Enbridge Income Fund Holdings, Inc.......................  1,575 $   29,639
    Enbridge, Inc............................................ 15,030    493,475
    Encana Corp.............................................. 45,510  1,335,125
   *Endeavour Mining Corp....................................  8,995     21,277
   *Endeavour Silver Corp....................................  2,400     23,436
    Enerflex, Ltd............................................  9,300    114,273
    Enerplus Corp............................................ 21,082    657,316
    Ensign Energy Services, Inc.............................. 20,000    430,792
   *Epsilon Energy, Ltd...................................... 14,800     53,905
    Equitable Group, Inc.....................................  3,000     91,308
   *Essential Energy Services, Ltd...........................  2,400      5,526
   *Euro Goldfields, Ltd..................................... 12,400    156,776
    Evertz Technologies, Ltd.................................  2,565     33,960
    Exchange Income Corp.....................................    295      6,453
   *EXFO, Inc................................................  5,100     38,165
   *Fairborne Energy, Ltd.................................... 12,865     65,439
    Fairfax Financial Holdings, Ltd..........................  3,130  1,231,755
    Finning International, Inc............................... 18,556    532,141
    First Capital Realty, Inc................................  5,800    102,105
   *First Majestic Silver Corp............................... 16,200    362,675
    First Quantum Minerals, Ltd..............................  7,900  1,095,226
   *First Uranium Corp....................................... 62,000     26,605
   *FirstService Corp........................................  2,200     79,278
   *Flint Energy Services, Ltd...............................  8,400    110,863
   *Forsys Metals Corp.......................................  1,100      1,451
    Fortis, Inc..............................................  9,300    308,167
   *Fortress Paper, Ltd......................................  1,586     51,658
   *Fortuna Silver Mines, Inc................................ 13,100     75,409
   *Fortune Minerals, Ltd....................................  9,363     13,719
    Forzani Group, Ltd. Class A..............................  3,790    104,602
   *Galleon Energy, Inc. Class A.............................  9,608     34,492
   *Genesis Land Development Corp............................ 12,700     46,788
    Genivar, Inc.............................................  2,517     67,966
    Gennum Corp..............................................  6,300     46,156
    Genworth MI Canada, Inc..................................  7,776    192,559
    George Weston, Ltd.......................................  5,160    358,060
    Gildan Activewear, Inc................................... 11,000    329,729
   *Glacier Media, Inc.......................................  1,400      3,194
   *GLG Life Tech Corp.......................................  4,682     34,498
    Gluskin Shef & Associates, Inc...........................    900     17,059
   *GLV, Inc.................................................  6,118     36,242
    GMP Capital, Inc.........................................  2,900     34,905
    Goldcorp, Inc............................................ 32,117  1,535,848
   *Golden Star Resources, Ltd............................... 45,300    113,789
   *Gran Tierra Energy, Inc.................................. 38,885    271,049
   *Grande Cache Coal Corp...................................  7,100     64,799
  #*Great Basin Gold, Ltd.................................... 32,500     64,969
   *Great Canadian Gaming Corp............................... 11,000     89,685
    Great-West Lifeco, Inc................................... 14,700    367,250
   *Greystar Resources, Ltd..................................  4,500     12,010
    Groupe Aeroplan, Inc..................................... 30,480    429,709
    Guardian Capital Group, Ltd..............................  3,750     44,743
   *Hanfeng Evergreen, Inc...................................  6,300     24,792
   *Harry Winston Diamond Corp...............................  8,400    130,820
   *Heroux-Devtek, Inc.......................................  6,091     50,745
   *High River Gold Mines, Ltd............................... 31,499     41,869
    Home Capital Group, Inc..................................  3,200    172,518
   *Horizon North Logistics, Inc.............................  1,177      5,962
   *HudBay Minerals, Inc..................................... 28,652    394,342
    Husky Energy, Inc........................................ 16,200    453,556
    IAMGOLD Corp............................................. 33,500    670,386

                                     1097

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
    IBI Group, Inc..........................................     381 $    5,172
   #IGM Financial, Inc......................................   3,400    171,165
   *Imax Corp...............................................   5,500    104,710
   *Imperial Metals Corp....................................   2,400     58,402
    Imperial Oil, Ltd.......................................   2,200     96,708
    Indigo Books & Music, Inc...............................   1,800     21,533
    Industrial Alliance Insurance & Financial Services,
      Inc...................................................  13,536    534,101
    Inmet Mining Corp.......................................   9,200    635,416
    Innergex Renewable Energy, Inc..........................   7,880     80,907
    Intact Financial Corp...................................  14,100    818,300
   *International Forest Products, Ltd. Class A.............   6,640     33,497
   *Intertape Polymer Group, Inc............................   6,870     16,682
   *Ivanhoe Energy, Inc.....................................  31,000     52,562
   *Ivanhoe Mines, Ltd......................................   5,750    150,573
  #*Jaguar Mining, Inc......................................  12,000     57,020
    Jean Coutu Group (PJC), Inc. Class A (The)..............  14,900    187,137
    Just Energy Group, Inc..................................   9,946    141,573
   *Katanga Mining, Ltd.....................................   8,900     15,090
   *Keegan Resources, Inc...................................   1,438     11,544
    Keyera Corp.............................................   1,600     73,515
    Killam Properties, Inc..................................   2,960     33,768
   *Kingsway Financial Services, Inc........................   5,000      4,448
    Kinross Gold Corp.......................................  60,681    990,762
   *Kirkland Lake Gold, Inc.................................   1,800     30,915
   *La Mancha Resources, Inc................................   4,400     10,270
   *Lake Shore Gold Corp....................................  50,500    114,695
    Laurentian Bank of Canada...............................   5,600    251,207
   *Legacy Oil & Gas, Inc...................................  17,627    208,657
    Leon's Furniture, Ltd...................................   4,644     60,514
    Linamar Corp............................................   8,800    177,207
    Loblaw Cos., Ltd........................................  10,300    398,438
   *Lundin Mining Corp......................................  66,110    496,802
    MacDonald Dettweiler & Associates, Ltd..................   4,300    238,391
   *MAG Silver Corp.........................................   6,100     61,227
    Magna International, Inc................................  36,072  1,759,334
    Major Drilling Group International, Inc.................   6,000     89,549
    Manitoba Telecom Services, Inc..........................   4,000    129,656
    Manulife Financial Corp................................. 103,272  1,640,765
    Maple Leaf Foods, Inc...................................  15,875    189,413
   *Martinrea International, Inc............................  12,771    104,660
    MDS, Inc................................................  19,800    201,015
   *MEGA Brands, Inc........................................   4,100     37,419
  #*Mega Uranium, Ltd.......................................  22,900      8,868
  #*Mercator Minerals, Ltd..................................   1,000      2,847
    Methanex Corp...........................................  12,600    373,206
    Metro, Inc. Class A.....................................  12,975    643,284
   *Midway Energy, Ltd......................................  11,766     55,046
  #*Migao Corp..............................................  18,700     90,227
   *Minefinders Corp........................................   6,800     99,354
   *Minera Andes, Inc.......................................  40,000     96,708
   *Miranda Technologies, Inc...............................     142      1,055
    Mosaid Technologies, Inc................................   1,700     60,353
    Mullen Group, Ltd.......................................  11,071    257,815
    NAL Energy Corp.........................................  14,139    162,781
    National Bank of Canada.................................  18,272  1,416,130
   *Neo Material Technologies, Inc..........................  28,900    269,203
   *New Gold, Inc...........................................  55,980    605,237
    Newalta Corp............................................   7,240     95,326
    Nexen, Inc..............................................  52,475  1,224,206
    Niko Resources, Ltd.....................................   2,500    171,935
   *Norbord, Inc............................................   3,790     41,889

                                     1098

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
CANADA -- (Continued)
   *North American Energy Partners, Inc......................  3,938 $   23,699
   *North American Palladium, Ltd............................ 11,500     47,904
    North West Co., Inc. (The)...............................    829     17,553
   *Northern Dynasty Minerals, Ltd...........................  2,300     24,458
   *Northgate Minerals Corp.................................. 52,500    169,240
    Northland Power, Inc.....................................  5,662     96,001
    Nuvista Energy, Ltd...................................... 11,610    124,430
   *OceanaGold Corp.......................................... 31,945     80,243
  #*Oncolytics Biotech, Inc..................................  5,908     26,280
    Onex Corp................................................ 13,600    509,867
   *Open Range Energy Corp...................................  2,932     19,855
   *Open Text Corp...........................................  3,800    256,489
  #*OPTI Canada, Inc......................................... 50,739      6,373
  #*Orvana Minerals Corp..................................... 32,751     69,585
   *Pace Oil & Gas, Ltd......................................    920      6,211
    Pacific Northern Gas, Ltd................................    278      8,060
    Pacific Rubiales Energy Corp............................. 23,200    667,263
   *Paladin Labs, Inc........................................    883     39,693
    Pan Amer Silver Corp..................................... 10,600    319,847
   *Paramount Resources, Ltd. Class A........................  3,700    129,729
    Parkland Fuel Corp.......................................  3,228     41,252
    Pason Systems, Inc.......................................  2,400     37,051
   *Patheon, Inc............................................. 12,718     27,288
    Pembina Pipeline Corp....................................  4,271    112,826
    Pengrowth Energy Corp.................................... 54,614    708,790
    Penn West Petroleum, Ltd................................. 46,479  1,035,191
    Perpetual Energy, Inc.................................... 13,463     46,077
   *Petaquilla Minerals, Ltd................................. 21,700     16,580
    PetroBakken Energy, Ltd.................................. 12,146    178,735
   *Petrobank Energy & Resources, Ltd........................ 13,611    210,836
    Petrominerales, Ltd......................................  3,317    105,816
   *Phoscan Chemical Corp.................................... 10,500      5,385
    Potash Corp. of Saskatchewan, Inc........................  6,500    375,258
   *Precision Drilling Corp.................................. 47,071    812,886
    Premium Brands Holdings Corp.............................  3,200     51,444
    Progress Energy Resources Corp........................... 30,757    446,169
   *Progressive Waste Solutions, Ltd......................... 16,719    376,044
    Provident Energy, Ltd....................................    800      7,092
   *Pulse Seismic, Inc.......................................  5,388     10,827
   *QLT, Inc................................................. 15,600    107,597
   *Quadra FNX Mining, Ltd................................... 31,958    508,746
    Quebecor, Inc. Class B...................................  7,700    244,269
   *Queenston Mining, Inc....................................  3,225     23,628
   *Questerre Energy Corp.................................... 32,700     30,802
   *Ram Power Corp........................................... 20,360      9,696
    Reitmans Canada, Ltd.....................................  2,400     39,939
    Reitmans Canada, Ltd. Class A............................  6,900    107,532
   *Research In Motion, Ltd.................................. 16,010    400,983
   *Resverlogix Corp.........................................  3,800      5,807
    Richelieu Hardware, Ltd..................................  1,900     54,388
   *Richmont Mines, Inc......................................  2,400     18,739
    Ritchie Brothers Auctioneers, Inc........................  2,700     74,151
   *RMP Energy, Inc.......................................... 14,900     37,115
   *Rock Energy, Inc.........................................  8,809     37,709
    Rocky Mountain Dealerships, Inc..........................    478      5,053
    Rogers Communications, Inc. Class B......................  4,600    175,632
    Rogers Sugar, Inc........................................  2,858     15,973
    RONA, Inc................................................ 21,060    242,902
    Royal Bank of Canada..................................... 39,374  2,118,189
    Russel Metals, Inc.......................................  9,000    219,289
   *Sabina Gold & Silver Corp................................ 30,593    181,230

                                     1099

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
CANADA -- (Continued)
   *Sandvine Corp............................................ 27,400 $   61,370
    Saputo, Inc..............................................  4,200    196,714
   *Savanna Energy Services Corp............................. 18,200    186,105
   *Scorpio Mining Corp...................................... 19,355     35,045
    Sears Canada, Inc........................................  5,000     79,910
   *SEMAFO, Inc.............................................. 23,000    205,338
    Shaw Communictions, Inc. Class B.........................  7,500    169,397
    ShawCor, Ltd.............................................  6,200    194,673
    Sherritt International Corp.............................. 50,200    313,668
    Shoppers Drug Mart Corp.................................. 10,400    436,703
   *Sierra Wireless, Inc.....................................  7,200     77,618
   *Silver Standard Resources, Inc...........................  9,700    265,381
    Silver Wheaton Corp...................................... 23,900    860,745
    Silvercorp Metals, Inc................................... 29,600    307,323
  #*Sino-Forest Corp......................................... 40,797    311,705
    SNC-Lavalin Group, Inc...................................  3,784    213,903
   *Softchoice Corp..........................................  1,700     15,195
   *Sonde Resources Corp.....................................    400      1,164
   *Southern Pacific Resource Corp........................... 60,458    103,774
   *SouthGobi Resources, Ltd................................. 12,000    136,145
  #*Sprott Resource Corp..................................... 16,255     86,085
   *Sprott Resource Lending Corp............................. 24,454     41,975
    Sprott, Inc..............................................    600      5,225
   *Stantec, Inc.............................................  5,771    164,472
    Stella-Jones, Inc........................................    100      3,861
   *Stornoway Diamond Corp................................... 10,125     23,208
    Student Transportation, Inc..............................  8,498     55,144
   *Sulliden Gold Corp., Ltd................................. 25,197     48,788
   #Sun Life Financial, Inc.................................. 47,557  1,314,543
    Suncor Energy, Inc....................................... 94,688  3,629,153
   *SunOpta, Inc.............................................  4,800     28,133
    Superior Plus Corp....................................... 14,500    165,571
  #*Swisher Hygiene, Inc.....................................  9,700     43,756
   *SXC Health Solutions Corp................................ 10,800    683,527
    Talisman Energy, Inc..................................... 73,400  1,336,710
  #*Tanzanian Royalty Exploration Corp.......................  7,800     48,492
   *Taseko Mines, Ltd........................................ 22,900    102,342
    Teck Resources, Ltd. Class B............................. 43,200  2,140,445
    Telus Corp...............................................    300     16,513
    Telus Corp. Non-Voting................................... 12,332    649,868
   *Tembec, Inc..............................................  4,992     19,332
   *Terra Energy Corp........................................ 17,498     18,314
   *Thompson Creek Metals Co., Inc........................... 21,100    190,804
    Thomson Reuters Corp..................................... 24,281    835,076
    Tim Hortons, Inc.........................................  5,075    243,538
   *Timminco, Ltd............................................  5,700      2,088
    TMX Group, Inc...........................................  2,120     96,831
  #*Torex Gold Resources, Inc................................ 31,324     57,045
    Toromont Industries, Ltd.................................  9,500    180,862
    Toronto Dominion Bank.................................... 48,900  3,914,764
    Torstar Corp. Class B.................................... 12,400    145,356
    Total Energy Services, Inc...............................  4,600     75,106
    TransAlta Corp........................................... 35,470    784,427
    TransCanada Corp......................................... 44,102  1,852,796
    Transcontinental, Inc. Class A........................... 10,760    171,966
    TransForce, Inc..........................................  5,900     86,575
   *TransGlobe Energy Corp...................................  8,100     86,896
    Trican Well Service, Ltd................................. 11,000    287,938
    Trilogy Energy Corp......................................  1,900     54,090
    Trinidad Drilling, Ltd................................... 17,373    181,649
   *Twin Butte Energy, Ltd................................... 29,800     78,286

                                     1100

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
CANADA -- (Continued)
   *U308 Corp............................................     2,844 $       953
   *UEX Corp.............................................    18,400      20,799
    Uni-Select, Inc......................................     2,696      74,211
  #*Uranium One, Inc.....................................    99,395     350,579
   *Ur-Energy, Inc.......................................     3,300       5,353
   *Valeant Pharmaceuticals International, Inc...........    28,215   1,553,014
    Valener, Inc.........................................       100       1,697
    Veresen, Inc.........................................       593       8,670
    Vermilion Energy, Inc................................       900      45,130
   *Vero Energy, Inc.....................................     7,049      39,987
    Viterra, Inc.........................................    61,704     698,767
    Wajax Corp...........................................       547      20,381
    Wesdome Gold Mines, Ltd..............................     4,100      11,758
    West Fraser Timber Co., Ltd..........................     5,248     251,071
   *Western Forest Products, Inc.........................       900         725
   *Westfire Energy, Ltd.................................     3,742      27,415
   *Westport Innovations, Inc............................     7,700     196,721
    Wi-Lan, Inc..........................................     9,300      87,700
    Winpak, Ltd..........................................     6,000      75,043
   *Xtreme Coil Drilling Corp............................       500       2,517
    Yamana Gold, Inc.....................................    72,700     946,557
    Yellow Media, Inc....................................    76,403     166,328
   *Yukon-Nevada Gold Corp...............................    20,500       9,762
    Zargon Oil & Gas, Ltd................................       766      15,465
   *Zarlink Semiconductor, Inc...........................    13,400      51,471
                                                                    -----------
TOTAL CANADA.............................................            99,612,632
                                                                    -----------
CHILE -- (0.5%)
    AES Gener SA.........................................   175,156     104,519
   *Aguas Andinas SA Series A............................   284,336     163,454
    Banco de Chile SA Series F ADR.......................     3,154     271,812
    Banco de Credito e Inversiones SA Series A...........     5,600     346,404
    Banco Santander Chile SA............................. 1,227,899     109,907
    Banco Santander Chile SA ADR.........................       324      30,126
    Banmedica SA.........................................    34,214      63,942
    Besalco SA...........................................    42,000      69,311
    CAP SA...............................................     8,340     382,820
    Cencosud SA..........................................    72,724     479,263
    Cia Cervecerias Unidas SA ADR........................     3,200     181,632
    Cia General de Electricidad SA.......................    20,789     115,869
    Cia Sud Americana de Vapores SA......................   120,818      71,305
    Colbun SA............................................   415,803     110,790
    Corpbanca SA......................................... 6,329,164      96,148
   #Corpbanca SA ADR.....................................     3,040      66,880
    Cristalerias de Chile SA.............................     2,000      24,481
   *E.CL SA..............................................    28,118      74,674
    Embotelladora Andina SA Series B.....................    17,884      78,224
    Embotelladora Andina SA Series B ADR.................       315       8,410
    Empresa Nacional de Electricidad SA Sponsored ADR....     5,400     289,710
    Empresas CMPC SA.....................................    11,181     535,686
    Empresas Copec SA....................................    29,809     527,766
    Empresas Hites SA....................................    17,500      18,208
    Empresas Iansa SA....................................   761,908      74,958
    Empresas La Polar SA.................................    36,416      40,595
    Enersis SA Sponsored ADR.............................    14,843     323,429
    ENTEL Chile SA.......................................    18,601     375,273
    Forus SA.............................................     7,930      22,880
    Grupo Security SA....................................   142,214      59,062
    Inversiones Aguas Metropolitanas SA..................   128,565     201,208
    Lan Airlines SA Sponsored ADR........................     5,500     143,990
   *Madeco SA............................................ 1,665,097      80,070

                                     1101

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
CHILE -- (Continued)
    Masisa SA.............................................   684,122 $   86,730
   *Molibdenos y Metales SA...............................       438      8,042
    Multiexport Foods SA..................................    68,000     23,633
    Parque Arauco SA......................................    46,352     96,250
    PAZ Corp. SA..........................................    83,422     61,103
    Ripley Corp. SA.......................................    89,231    104,737
    S.A.C.I. Falabella SA.................................     8,570     83,246
    Salfacorp SA..........................................    32,820    116,215
    Sigdo Koppers SA......................................    86,465    160,286
    Sociedad Quimica y Minera de Chile SA Sponsored ADR...       400     25,728
    Socovesa SA...........................................   110,770     61,983
    Sonda SA..............................................    78,110    206,586
    Vina Concha Y Toro SA.................................    52,366    119,166
    Vina Concha Y Toro SA Sponsored ADR...................       600     27,210
                                                                     ----------
TOTAL CHILE...............................................            6,723,721
                                                                     ----------
CHINA -- (4.4%)
  #*361 Degrees International, Ltd........................    48,000     25,234
   *A8 Digital Music Holdings, Ltd........................   118,000     18,432
   #Agile Property Holdings, Ltd..........................   320,000    515,584
    Air China, Ltd........................................   142,000    149,847
    Ajisen China Holdings, Ltd............................    69,000    135,922
   #Alibaba.com, Ltd......................................    29,500     41,056
   #Aluminum Corp. of China, Ltd. ADR.....................    15,900    339,624
    AMVIG Holdings, Ltd...................................   130,000     80,055
   #Angang Steel Co., Ltd.................................   124,000    128,033
    Anhui Conch Cement Co., Ltd...........................   120,000    560,639
    Anhui Expressway Co., Ltd.............................   110,000     74,030
    Anhui Tianda Oil Pipe Co., Ltd........................    19,000      5,852
   #Anta Sports Products, Ltd.............................    41,000     61,806
    Anton Oilfield Services Group.........................   338,000     65,420
    Asia Cement China Holdings Corp.......................    73,000     64,501
    Asian Citrus Holdings, Ltd............................    18,000     15,559
   #AviChina Industry & Technology Co., Ltd. Series H.....   296,000    173,050
    Bank of China, Ltd.................................... 3,869,800  1,781,170
    Bank of Communications Co., Ltd.......................   332,695    290,431
    Baoye Group Co., Ltd..................................    53,040     35,182
  #*BaWang International Group Holding, Ltd...............   284,000     46,586
    BBMG Corp. Series H...................................    46,000     66,443
   *Beijing Capital International Airport Co., Ltd........   386,000    181,169
    Beijing Capital Land, Ltd.............................   150,000     48,001
   *Beijing Development HK, Ltd...........................    48,000      7,754
    Beijing Enterprises Holdings, Ltd.....................   117,500    593,227
  #*Beijing Enterprises Water Group, Ltd..................   149,000     40,343
    Beijing Jingkelong Co., Ltd...........................     6,000      7,541
   #Beijing North Star Co., Ltd. Series H.................   102,000     24,457
    Belle International Holdings, Ltd.....................   230,000    502,030
    Bosideng International Holdings, Ltd..................   398,000    116,554
   *Brilliance China Automotive Holdings, Ltd.............   696,000    889,830
  #*BYD Co., Ltd..........................................    51,000    169,026
   *BYD Electronic International Co., Ltd.................   157,500     56,074
    C C Land Holdings, Ltd................................   243,000     91,076
    Central China Real Estate, Ltd........................    77,696     21,521
    Centron Telecom International Holdings, Ltd...........     6,600      1,191
   #Chaoda Modern Agriculture Holdings, Ltd...............   547,200    219,059
    China Aerospace International Holdings, Ltd...........   180,000     18,443
    China Agri-Industries Holdings, Ltd...................   282,000    316,199
    China Aoyuan Property Group, Ltd......................   301,000     52,863
    China Automation Group, Ltd...........................    72,000     38,607
   #China BlueChemical, Ltd...............................   410,000    319,492
    China Chengtong Development Group, Ltd................   112,000      6,815

                                     1102

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
   *China Citic Bank Corp., Ltd...........................   790,000 $  482,849
    China Coal Energy Co., Ltd............................   289,000    415,019
    China Communications Construction Co., Ltd............   388,000    330,597
    China Communications Services Corp., Ltd..............   452,000    226,266
    China Construction Bank Corp.......................... 3,488,200  2,811,412
   #China COSCO Holdings Co., Ltd.........................   161,000    112,608
   #China Dongxiang Group Co., Ltd........................   307,000     69,848
   *China Eastern Airlines Corp., Ltd. ADR................     1,626     40,178
   *China Energine International Holdings, Ltd............    94,000      5,480
    China Everbright International, Ltd...................   194,000     73,743
    China Everbright, Ltd.................................   152,000    272,456
   #China Foods, Ltd......................................   158,000    137,747
    China Gas Holdings, Ltd...............................   248,000     92,627
    China Glass Holdings, Ltd.............................    72,000     21,675
   *China Grand Forestry Green Resources Group, Ltd.......   444,000      8,147
   #China Green Holdings, Ltd.............................    84,000     46,496
    China Haidian Holdings, Ltd...........................   450,000     62,333
   #China High Speed Transmission Equipment Group Co.,
     Ltd..................................................    74,000     57,451
    China Huiyuan Juice Group, Ltd........................    80,500     44,330
    China Life Insurance Co., Ltd. ADR....................     7,580    379,303
    China Longyuan Power Group Corp.......................    68,000     58,933
    China Mengniu Dairy Co., Ltd..........................   109,000    377,374
    China Merchants Bank Co., Ltd.........................   116,201    275,705
    China Merchants Holdings International Co., Ltd.......   231,739    824,124
   #China Metal Recycling Holdings, Ltd...................    45,600     61,142
   *China Mining Resources Group, Ltd..................... 1,150,000     27,382
   #China Minsheng Banking Corp., Ltd. Series H...........   264,000    232,527
    China Mobile, Ltd.....................................     8,000     79,488
    China Mobile, Ltd. Sponsored ADR......................    58,300  2,905,089
    China Molybdenum Co., Ltd.............................   247,000    193,221
   #China National Building Material Co., Ltd.............   412,000    826,629
    China National Materials Co., Ltd.....................   224,000    165,109
    China Nickel Resources Holding Co., Ltd...............   194,000     22,886
  #*China Oil & Gas Group, Ltd............................   640,000     56,602
    China Oilfield Services, Ltd..........................   126,000    220,713
    China Overseas Land & Investment, Ltd.................   268,827    599,201
   #China Pacific Insurance Group Co., Ltd................    89,000    337,205
    China Petroleum & Chemical Corp. ADR..................     9,433    933,961
   #China Pharmaceutical Group, Ltd.......................   124,000     56,247
   #China Power International Development, Ltd............   271,000     67,330
  #*China Power New Energy Development Co., Ltd...........   280,000     16,712
   *China Precious Metal Resources Holdings Co., Ltd......   156,000     31,971
   *China Properties Group, Ltd...........................    48,000     15,663
   *China Qinfa Group, Ltd................................    58,000     25,269
    China Railway Construction Corp., Ltd.................   179,000    109,031
    China Railway Group, Ltd..............................    75,000     28,074
  #*China Rare Earth Holdings, Ltd........................   158,000     51,103
    China Resources Enterprise, Ltd.......................   142,000    616,546
   #China Resources Gas Group, Ltd........................    70,000    103,246
    China Resources Land, Ltd.............................   232,000    455,041
    China Resources Microelectronics, Ltd.................   200,000     11,662
    China Resources Power Holdings Co., Ltd...............   122,000    237,538
    China SCE Property Holdings, Ltd......................    23,000      5,871
   *China Seven Star Shopping, Ltd........................   380,000      2,924
    China Shanshui Cement Group, Ltd......................    23,000     27,718
    China Shenhua Energy Co., Ltd. Series H...............    91,616    459,959
   #China Shineway Pharmaceutical Group, Ltd..............    25,000     42,089
  #*China Shipping Container Lines Co., Ltd...............   783,000    222,835
    China Shipping Development Co., Ltd...................   261,752    204,138
   #China Singyes Solar Technologies Holdings, Ltd........    50,000     41,384
  #*China South City Holdings, Ltd........................    90,000     14,761

                                     1103

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE++
                                                            --------- ----------
CHINA -- (Continued)
   *China Southern Airlines Co., Ltd. ADR..................     2,850 $   92,596
   #China State Construction International Holdings, Ltd...   201,600    201,923
    China Sunshine Paper Holdings Co., Ltd.................    90,000     21,068
   *China Taiping Insurance Holdings Co., Ltd..............    88,000    202,151
    China Telecom Corp., Ltd. ADR..........................     3,400    223,720
    China Travel International Investment Hong Kong, Ltd...   452,108     93,887
    China Unicom Hong Kong, Ltd. ADR.......................    78,006  1,561,680
   *China Vanadium Titano - Magnetite Mining Co., Ltd......   108,000     38,600
   *China Water Affairs Group, Ltd.........................    96,000     31,516
    China Wireless Technologies, Ltd.......................    28,000      5,981
   #China Yurun Food Group, Ltd............................    86,000    269,921
   *Chinasoft International, Ltd...........................    40,000     14,240
  #*Chongqing Iron & Steel Co., Ltd........................   196,000     42,182
    Chongqing Machinery & Electric Co., Ltd................   101,925     29,920
    Chu Kong Petroleum & Natural Gas Steel Pipe Holdings,
      Ltd..................................................    27,000     11,150
   *CIMC Enric Holdings, Ltd...............................    70,000     30,010
   *Citic 21CN Co., Ltd....................................    30,000      3,269
    CITIC Pacific, Ltd.....................................   191,000    412,536
   *CITIC Resources Holdings, Ltd..........................   486,000     89,641
    CNOOC, Ltd. ADR........................................     3,200    711,392
   *Coastal Greenland, Ltd.................................   238,000     12,977
    Comba Telecom Systems Holdings, Ltd....................   131,767    120,848
  #*Comtec Solar Systems Group, Ltd........................   116,000     41,427
    COSCO International Holdings, Ltd......................   108,000     57,989
    COSCO Pacific, Ltd.....................................   260,000    420,556
  #*Coslight Technology International Group, Ltd...........    40,000     17,363
    Country Garden Holdings Co.............................   897,000    459,379
    CPMC Holdings, Ltd.....................................     9,000      4,794
    Dachan Food Asia, Ltd..................................   128,000     30,779
    Dalian Port (PDA) Co., Ltd.............................   156,000     47,506
    Daphne International Holdings, Ltd.....................   204,000    219,315
   #Datang International Power Generation Co., Ltd.........   186,000     60,849
    Dawnrays Pharmaceutical Holdings, Ltd..................    56,000     20,653
   #Digital China Holdings, Ltd............................    88,000    149,889
   #Dongfang Electric Co., Ltd.............................    30,400    110,106
   #Dongfeng Motor Corp....................................   270,000    535,121
    Dongyue Group Co., Ltd.................................    57,000     62,098
   #Dynasty Fine Wines Group, Ltd..........................   114,000     32,162
    ENN Energy Holdings, Ltd...............................    78,000    263,244
   #Evergrande Real Estate Group, Ltd......................    94,000     70,377
    Fantasia Holdings Group Co., Ltd.......................    37,500      5,724
    First Tractor Co., Ltd.................................    64,000     82,126
    Fosun International, Ltd...............................   342,500    279,102
   #Franshion Properties China, Ltd........................   664,000    182,067
   #Fufeng Group, Ltd......................................    98,000     58,981
   #GCL-Poly Energy Holdings, Ltd..........................   121,000     68,429
   #Geely Automobile Holdings, Ltd.........................   300,000    119,110
    Global Bio-Chem Technology Group Co., Ltd..............   336,000    124,283
  #*Global Sweeteners Holdings, Ltd........................   110,000     24,418
  #*Glorious Property Holdings, Ltd........................    90,000     27,648
    Goldbond Group Holdings, Ltd...........................   410,000     23,130
    Golden Eagle Retail Group, Ltd.........................    41,000    101,088
   *Golden Meditech Holdings, Ltd..........................    64,000     10,671
   #GOME Electrical Appliances Holding, Ltd................ 1,147,060    538,228
   #Great Wall Motor Co., Ltd..............................   267,500    403,787
    Great Wall Technology Co., Ltd.........................    86,000     32,507
    Greentown China Holdings, Ltd..........................   117,000    104,662
   #Guangdong Investment, Ltd..............................   354,000    190,347
    Guangshen Railway Co., Ltd. Sponsored ADR..............     7,219    141,637
    Guangzhou Automobile Group Co., Ltd....................   506,259    610,701
   *Guangzhou Investment Co., Ltd..........................   915,200    167,542

                                     1104

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
   #Guangzhou Pharmaceutical Co., Ltd.....................    50,000 $   51,594
   #Guangzhou R&F Properties Co., Ltd.....................   207,200    266,454
    Guangzhou Shipyard International Co., Ltd.............    57,200     72,790
   *Haier Electronics Group Co., Ltd......................   161,000    195,727
    Hainan Meilan International Airport Co., Ltd..........    27,000     26,490
    Haitian International Holdings, Ltd...................    37,000     44,810
    Harbin Power Equipment Co., Ltd.......................   118,236    156,754
    Henderson Investment, Ltd.............................   602,000     52,472
    Heng Tai Consumables Group, Ltd.......................   409,500     39,873
    Hengan International Group Co., Ltd...................    25,000    216,292
   #Hengdeli Holdings, Ltd................................   306,000    150,729
  #*Hi Sun Technology (China), Ltd........................   279,000     96,829
   #Hidili Industry International Development, Ltd........   184,000    134,499
   *HKC Holdings, Ltd.....................................   305,477     12,519
   *Honghua Group, Ltd....................................   185,000     22,730
   #Hopewell Highway Infrastructure, Ltd..................    58,300     37,555
   #Hopson Development Holdings, Ltd......................   134,000    123,331
   #Hua Han Bio-Pharmaceutical Holdings, Ltd..............   111,200     30,085
   #Huabao International Holdings, Ltd....................    50,000     42,485
  #*Huadian Power International Corp......................   164,000     30,300
    Huaneng Power International, Inc. ADR.................     5,500    108,020
  #*Hunan Non-Ferrous Metal Corp., Ltd....................   300,000    119,108
    Huscoke Resources Holdings, Ltd.......................   568,000     18,911
    Industrial & Commercial Bank of China, Ltd. Series H.. 2,270,460  1,727,209
    Inspur International, Ltd.............................   465,000     19,937
   *Interchina Holdings Co., Ltd..........................   204,000     39,020
    International Mining Machinery Holdings, Ltd..........    29,500     28,861
    Intime Department Store Group Co., Ltd................    95,000    159,049
    Jiangsu Express Co., Ltd..............................   108,000    104,075
    Jiangxi Copper Co., Ltd...............................   103,000    360,973
    Jingwei Textile Machinery Co., Ltd....................    28,000     22,192
   #Ju Teng International Holdings, Ltd...................   136,000     35,444
   *Kai Yuan Holdings, Ltd................................   940,000     29,800
  #*Kaisa Group Holdings, Ltd.............................   193,000     70,016
   *Kasen International Holdings, Ltd.....................    57,000     10,031
    Kingboard Chemical Holdings, Ltd......................   123,000    584,948
    Kingboard Laminates Holdings, Ltd.....................   217,000    130,058
   #Kingdee International Software Group Co., Ltd.........   465,600    273,609
    Kingsoft Corp., Ltd...................................    65,000     42,711
    Kingway Brewery Holdings, Ltd.........................   208,000     59,282
    Kunlun Energy Co., Ltd................................   310,000    517,524
    KWG Property Holding, Ltd.............................   163,400    114,172
    Lai Fung Holdings, Ltd................................   689,000     24,359
    Le Saunda Holdings, Ltd...............................   126,000     77,127
  #*Lee & Man Paper Manufacturing, Ltd....................   328,600    164,605
    Lenovo Group, Ltd.....................................   510,000    323,007
   #Li Ning Co., Ltd......................................    62,000     75,715
    Lianhua Supermarket Holdings Co., Ltd.................    50,400    110,303
    Lijun International Pharmaceutical Holding, Ltd.......   245,000     43,352
    Lingbao Gold Co., Ltd.................................   100,000     57,472
    Little Sheep Group, Ltd...............................    59,000     46,792
   #Lonking Holdings, Ltd.................................   272,000    138,183
    Loudong General Nice Resources China Holdings, Ltd....   423,000     53,643
   #Maanshan Iron & Steel Co., Ltd........................   364,000    157,211
    Maoye International Holdings, Ltd.....................   174,000     82,956
    MIN XIN Holdings, Ltd.................................    24,000     12,777
  #*Mingyuan Medicare Development Co., Ltd................   380,000     23,643
   *Minmetals Resources, Ltd..............................   252,000    172,545
    Minth Group, Ltd......................................   108,000    173,300
   *Nan Hai Corp., Ltd.................................... 5,150,000     24,451
    NetDragon Websoft, Inc................................    59,500     35,085

                                     1105

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
    New World China Land, Ltd.............................   193,200 $   69,040
    New World Department Store China, Ltd.................    78,000     57,038
   #Nine Dragons Paper Holdings, Ltd......................   209,000    178,256
    Parkson Retail Group, Ltd.............................   112,500    158,484
    PCD Stores Group, Ltd.................................   218,000     52,704
  #*Peak Sport Products Co., Ltd..........................    48,000     28,049
    PetroChina Co., Ltd. ADR..............................     9,000  1,280,070
   *PICC Property & Casualty Co., Ltd.....................   174,000    299,994
   #Ping An Insurance Group Co. of China, Ltd. Series H...    26,500    257,883
   #Poly Hong Kong Investment, Ltd........................   331,000    245,267
    Ports Design, Ltd.....................................    28,500     60,217
   *Pou Sheng International Holdings, Ltd.................   111,000     17,389
    Powerlong Real Estate Holdings, Ltd...................    32,000      9,178
   #Prosperity International Holdings HK, Ltd.............   320,000     20,889
    Qin Jia Yuan Media Services Co., Ltd..................   102,000     15,300
    Qingling Motors Co., Ltd. Series H....................   150,000     51,016
    Qunxing Paper Holdings Co., Ltd.......................   147,174     38,781
  #*Real Gold Mining, Ltd.................................    19,000     21,599
  #*Real Nutriceutical Group, Ltd.........................    49,000     24,205
    Regent Manner International, Ltd......................    40,000     13,280
   #Renhe Commercial Holdings Co., Ltd....................   272,000     53,711
    REXLot Holdings, Ltd.................................. 1,100,000     88,685
   *Richly Field China Development, Ltd...................   200,000      4,366
    Road King Infrastructure, Ltd.........................    71,000     53,717
    Samson Holding, Ltd...................................   191,000     31,104
   *Semiconductor Manufacturing International Corp........ 3,141,000    187,544
    Shandong Chenming Paper Holdings, Ltd. Series H.......    57,000     34,412
    Shandong Molong Petroleum Machinery Co., Ltd..........    42,800     36,615
    Shanghai Electric Group Co., Ltd......................   154,000     81,699
    Shanghai Industrial Holdings, Ltd.....................   123,000    446,760
   *Shanghai Industrial Urban Development Group, Ltd......    94,000     25,321
    Shanghai Jin Jiang International Hotels Group Co.,
      Ltd.................................................   156,000     27,350
    Shanghai Prime Machinery Co., Ltd.....................    82,000     17,885
   *Shanghai Zendai Property, Ltd......................... 1,505,000     41,586
    Shenji Group Kunming Machine Tool Co., Ltd............    20,000      9,444
    Shenzhen Expressway Co., Ltd..........................   100,000     52,668
    Shenzhen International Holdings, Ltd.................. 1,422,500    114,825
    Shenzhen Investment, Ltd..............................   464,000    133,880
    Shenzhou International Group, Ltd.....................    78,000    114,674
   #Shimao Property Holdings, Ltd.........................   332,500    436,782
    Shougang Concord Century Holdings, Ltd................   184,000     12,016
    Shougang Concord International Enterprises Co., Ltd...   564,000     52,794
    Shougang Fushan Resources Group, Ltd..................   266,000    148,884
   #Shui On Land, Ltd.....................................   556,694    244,599
    Sichuan Expressway Co., Ltd...........................   204,000     89,420
    Silver Grant International Industries, Ltd............   232,000     70,795
    Sino Biopharmaceutical, Ltd...........................   583,999    203,982
   *Sino Prosper State Gold Resources Holdings, Ltd.......   370,000      9,806
   *Sino Union Energy Investment Group, Ltd...............   390,000     35,931
    Sinofert Holdings, Ltd................................   448,000    168,090
   *Sinolink Worldwide Holdings, Ltd......................   544,000     53,758
    SinoMedia Holding, Ltd................................   111,276     41,189
   #Sino-Ocean Land Holdings, Ltd.........................   620,680    347,545
    Sinopec Shanghai Petrochemical Co., Ltd. Sponsored
      ADR.................................................     3,300    137,841
    Sinopec Yizheng Chemical Fibre Co., Ltd...............   344,000    108,697
    Sinotrans Shipping, Ltd...............................   199,000     56,112
    Sinotrans, Ltd........................................   252,000     56,016
   #Sinotruk Hong Kong, Ltd...............................   235,500    160,026
   #Skyworth Digital Holdings, Ltd........................   295,555    189,362
   #Soho China, Ltd.......................................   457,500    413,428
   #Solargiga Energy Holdings, Ltd........................    67,000     13,839

                                     1106

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
CHINA -- (Continued)
    SPG Land Holdings, Ltd.................................  14,350 $     4,977
    SRE Group, Ltd......................................... 450,000      32,320
    TCC International Holdings, Ltd........................ 160,000     104,610
    TCL Communication Technology Holdings, Ltd............. 135,000     115,128
   *TCL Multimedia Technology Holdings, Ltd................  54,000      22,714
   #Tencent Holdings, Ltd..................................  27,000     701,628
    Texhong Textile Group, Ltd.............................  92,000      37,762
    Tian An China Investments Co., Ltd.....................  53,000      31,918
    Tiangong International Co., Ltd........................ 270,000      62,662
    Tianjin Capital Environmental Protection Group Co.,
      Ltd..................................................  96,000      27,489
  #*Tianjin Development Holdings, Ltd...................... 110,000      65,527
    Tianjin Port Development Holdings, Ltd................. 278,000      53,518
    Tianneng Power International, Ltd......................  92,000      55,017
    Tingyi (Cayman Islands) Holding Corp...................  50,000     154,918
    Tomson Group, Ltd......................................  98,360      34,721
    Towngas China Co., Ltd.................................  97,000      51,997
    TPV Technology, Ltd....................................  58,000      29,671
    Travelsky Technology, Ltd.............................. 157,472      94,630
    Truly International Holdings, Ltd...................... 308,000      57,263
   #Tsingtao Brewery Co., Ltd..............................  24,000     152,265
   #Uni-President China Holdings, Ltd...................... 131,000      80,354
   *United Energy Group, Ltd............................... 698,000      96,337
   #Vinda International Holdings, Ltd...................... 100,000     122,266
   #VODone, Ltd............................................ 196,000      43,189
    Want Want China Holdings, Ltd..........................  15,000      13,349
    Wasion Group Holdings, Ltd.............................  84,000      39,885
   #Weichai Power Co., Ltd.................................  25,600     139,293
    Weiqiao Textile Co., Ltd............................... 116,000      78,917
    Welling Holding, Ltd................................... 110,400      24,113
  #*West China Cement, Ltd................................. 156,000      49,936
    Xiamen International Port Co., Ltd..................... 330,000      59,158
    Xingda International Holdings, Ltd.....................  98,000      69,331
    Xinhua Winshare Publishing & Media Co., Ltd............  59,000      31,442
   #Xinjiang Xinxin Mining Industry Co., Ltd............... 144,000      72,392
   *Xiwang Sugar Holdings Co., Ltd.........................  45,000      12,122
    XTEP International Holdings, Ltd.......................  95,500      55,800
    Yanzhou Coal Mining Co., Ltd. Sponsored ADR............  18,800     720,040
    Yingde Gases Group Co., Ltd............................  66,500      72,059
   #Yip's Chemical Holdings, Ltd...........................  96,000     111,782
   #Yuexiu Transport Infrastructure, Ltd...................  42,639      19,736
    Zhaojin Mining Industry Co., Ltd.......................  50,000      99,401
    Zhejiang Expressway Co., Ltd........................... 136,000      95,379
   *Zhong An Real Estate, Ltd..............................  84,000      15,092
    Zhuzhou CSR Times Electric Co., Ltd....................  35,000     102,863
   #Zijin Mining Group Co., Ltd............................ 267,000     144,328
    ZTE Corp...............................................  36,504     113,922
                                                                    -----------
TOTAL CHINA................................................          55,306,511
                                                                    -----------
COLOMBIA -- (0.0%)
    Bancolombia SA Sponsored ADR...........................   1,500      99,450
    Ecopetrol SA Sponsored ADR.............................   2,800     118,300
                                                                    -----------
TOTAL COLOMBIA.............................................             217,750
                                                                    -----------
CZECH REPUBLIC -- (0.1%)
    CEZ A.S................................................   8,169     422,769
    Komercni Banka A.S.....................................   1,231     274,402
    Pegas Nonwovens SA.....................................   2,000      55,299
    Phillip Morris CR A.S..................................     100      59,623
    Telefonica Czech Republic A.S..........................   7,705     195,916

                                     1107

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
CZECH REPUBLIC -- (Continued)
   *Unipetrol A.S............................................ 10,500 $  107,302
                                                                     ----------
TOTAL CZECH REPUBLIC.........................................         1,115,311
                                                                     ----------
DENMARK -- (0.6%)
    A.P. Moller - Maersk A.S.................................    103    789,188
   *A.P. Moller - Maersk A.S. Series A.......................      5     37,023
   *Alk-Abello A.S...........................................    932     52,066
   *Alm. Brand A.S. (Almindelig Brand).......................  9,650     20,654
   *Amagerbanken A.S......................................... 90,366         --
    Ambu A.S.................................................    549     14,977
    Auriga Industries A.S. Series B..........................  2,799     48,200
   *Bang & Olufsen Holdings A.S..............................  7,131     84,425
   *Bavarian Nordic A.S......................................  4,800     63,336
    Carlsberg A.S. Series B..................................  7,151    702,431
    Coloplast A.S............................................    382     58,729
    D/S Norden A.S...........................................  3,149    103,672
   *Danske Bank A.S.......................................... 34,740    672,094
    DFDS A.S.................................................    300     24,496
    DSV A.S.................................................. 16,611    368,278
    East Asiatic Co., Ltd. A.S...............................  3,064     94,920
    FLSmidth & Co. A.S.......................................  4,868    377,490
   *Genmab A.S...............................................  4,670     36,172
    GN Store Nord A.S........................................ 30,363    274,787
   *Greentech Energy Systems A.S............................. 14,213     49,258
    H. Lundbeck A.S..........................................  6,815    170,522
    IC Companys A.S..........................................    464     17,551
    Jeudan A.S...............................................    397     31,412
   *Jyske Bank A.S........................................... 10,594    421,898
   *NeuroSearch A.S..........................................  5,722     46,542
    NKT Holding A.S..........................................  3,550    219,404
    Nordjyske Bank A.S.......................................  2,430     42,103
    Norresundby Bank A.S.....................................    518     15,685
    Novo-Nordisk A.S. Sponsored ADR..........................  3,172    387,047
    Novozymes A.S. Series B..................................  1,001    163,244
   *Parken Sport & Entertainment A.S.........................  1,975     38,178
    Per Aarsleff A.S. Series B...............................    329     28,877
    Ringkjoebing Landbobank A.S..............................    677     83,180
    Rockwool International A.S...............................  1,319    155,552
    Royal Unibrew A.S........................................    973     66,122
    Satair A.S...............................................    315     34,747
    Schouw & Co. A.S.........................................  2,028     50,893
    SimCorp A.S..............................................    230     42,571
   *Sjaelso Gruppen A.S......................................  2,150      3,027
    Solar Holdings A.S. Series B.............................    757     49,990
   *Spar Nord Bank A.S.......................................  4,792     39,764
    Sydbank A.S.............................................. 12,320    288,761
   *TDC A.S.................................................. 16,205    150,659
   *Thrane & Thrane A.S......................................  1,149     55,176
    Tivoli A.S...............................................      8      4,797
   *TK Development A.S....................................... 12,748     52,719
   *Topdanmark A.S...........................................  1,240    222,049
   *TopoTarget A.S........................................... 55,970     21,054
   *Topsil Semiconductor Materials A.S....................... 37,925      7,008
   *Torm A.S. ADR............................................  5,100     18,258
    Trygvesta A.S............................................  2,588    141,268
   *Vestas Wind Systems A.S.................................. 12,458    274,653
   *Vestjysk Bank A.S........................................    568      4,138
   *William Demant Holding A.S...............................  1,009     88,420
                                                                     ----------
TOTAL DENMARK................................................         7,309,465
                                                                     ----------

                                     1108

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
EGYPT -- (0.0%)
    Commercial International Bank Egypt S.A.E. Sponsored
      GDR...................................................   4,399 $   19,482
    Orascom Construction Industries GDR.....................     900     39,462
                                                                     ----------
TOTAL EGYPT.................................................             58,944
                                                                     ----------
FINLAND -- (1.0%)
    Ahlstrom Oyj............................................   7,221    146,962
    Aktia Oyj...............................................     563      5,072
    Alma Media Oyj..........................................   3,037     27,854
    Amer Sports Oyj Series A................................  16,513    250,156
    Aspo Oyj................................................   2,710     28,170
   #Atria P.L.C.............................................   2,101     18,388
   *Biotie Therapies Corp. Oyj..............................  19,018     13,053
    Cargotec Oyj Series B...................................   5,752    222,035
   *Citycon Oyj.............................................   6,455     26,325
    Cramo Oyj...............................................   7,537    146,446
    Digia P.L.C.............................................   3,414     15,131
   *Elektrobit Corp. Oyj....................................   5,993      4,818
    Elisa Oyj...............................................   8,247    177,240
   *Finnair Oyj.............................................  18,798     91,314
   *Finnlines Oyj...........................................   2,556     28,532
    Fiskars Oyj Abp.........................................   4,822    102,591
    Fortum Oyj..............................................  11,955    316,359
   #F-Secure Oyj............................................  10,295     33,028
    HKScan Oyj..............................................   5,207     38,513
    Huhtamaki Oyj...........................................  14,643    190,451
    KCI Konecranes Oyj......................................   1,983     63,013
   #Kemira Oyj..............................................  21,580    346,552
    Kesko Oyj...............................................  12,231    474,611
  #*Kesko Oyj Series A......................................     472     18,438
    Kone Oyj Series B.......................................   4,035    233,924
    Lassila & Tikanoja Oyj..................................   6,866    112,443
    Lemminkainen Oyj........................................     823     27,764
    Metso Corp. Oyj.........................................  12,903    630,729
    Metso Corp. Oyj Sponsored ADR...........................     200      9,758
   *M-Real Oyj Series B.....................................  39,846    146,726
    Neste Oil Oyj...........................................  24,333    317,817
    Nokia Oyj............................................... 178,236  1,036,463
   #Nokia Oyj Sponsored ADR.................................  25,880    150,104
    Nokian Renkaat Oyj......................................   7,620    356,425
    Okmetic Oyj.............................................   4,178     30,929
    Olvi Oyj Series A.......................................     988     25,488
    Oriola-KD Oyj Series B..................................  28,965     89,182
    Orion Oyj Series A......................................   4,470    105,734
    Orion Oyj Series B......................................   5,607    135,495
   #Outokumpu Oyj...........................................  25,770    274,915
    Outotec Oyj.............................................   1,629     80,005
    PKC Group Oyj...........................................   1,692     36,587
    Pohjola Bank P.L.C......................................  26,317    320,209
    Ponsse Oyj..............................................     608      8,295
    Poyry Oyj...............................................   1,008     13,433
    Raisio P.L.C. Series V..................................  16,371     52,846
    Ramirent Oyj............................................   7,406     76,810
    Rautaruukki Oyj Series K................................  10,566    215,527
    Ruukki Group Oyj........................................  27,736     57,239
    Sampo Oyj...............................................  43,046  1,311,136
   #Sanoma Oyj..............................................  10,565    184,962
    SRV Group P.L.C.........................................   2,131     17,324
   #Stockmann Oyj Abp Series A..............................     937     26,421
   #Stockmann Oyj Abp Series B..............................   3,874    101,763
    Stora Enso Oyj Series R................................. 104,848    902,332
    Stora Enso Oyj Sponsored ADR............................   1,800     15,408

                                     1109

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
FINLAND -- (Continued)
   *Technopolis Oyj........................................   7,501 $    36,155
   #Tieto Oyj..............................................   8,284     122,818
    Tikkurila Oyj..........................................   2,650      59,781
    UPM-Kymmene Oyj........................................  75,540   1,177,175
    UPM-Kymmene Oyj Sponsored ADR..........................   1,300      20,124
    Uponor Oyj Series A....................................   5,561      82,099
    Vacon Oyj..............................................      56       3,215
    Vaisala Oyj Series A...................................     958      31,263
    Wartsila Corp. Oyj Series B............................  16,132     464,286
    Yit Oyj................................................  14,981     331,987
                                                                    -----------
TOTAL FINLAND..............................................          12,218,148
                                                                    -----------
FRANCE -- (5.6%)
    ABC Arbitrage SA.......................................   4,137      40,445
    Accor SA...............................................   3,516     154,743
    Aeroports de Paris SA..................................   1,723     156,623
   *Air France-KLM SA......................................  20,257     243,754
    Air Liquide SA.........................................   2,378     326,651
   *Alcatel-Lucent SA...................................... 149,720     596,785
   *Alcatel-Lucent SA Sponsored ADR........................  65,400     264,870
   #Alstom SA..............................................   4,025     211,885
   *Altamir Amboise SA.....................................   2,620      27,949
    ALTEN SA...............................................   5,430     202,574
   *Altran Technologies SA.................................  30,733     244,588
    April SA...............................................     389       8,888
    Arkema SA..............................................   9,424     919,398
    Assystem SA............................................   3,266      74,560
   *Atari SA...............................................   8,198      24,176
    Atos SA................................................   9,680     533,128
    Audika SA..............................................   1,267      33,164
   *Avenir Telecom SA......................................  20,514      24,137
    AXA SA.................................................  52,319     978,840
    AXA SA Sponsored ADR...................................  62,400   1,166,880
   *Axway Software SA......................................   1,277      33,120
    Beneteau SA............................................   6,084     109,348
   *BioAlliance Pharma SA..................................   4,611      33,078
    bioMerieux SA..........................................     420      46,447
    BNP Paribas SA.........................................  53,605   3,476,504
    Boiron SA..............................................   1,642      70,053
    Bonduelle SCA..........................................     684      65,669
    Bongrain SA............................................     720      67,192
    Bourbon SA.............................................   7,769     324,055
   *Boursorama SA..........................................   4,893      56,401
   *Bouygues SA............................................  23,324     881,622
   *Bull SA................................................  19,152     115,207
    Bureau Veritas SA......................................   1,575     128,454
    Canal Plus SA..........................................  10,759      72,880
    Capgemini SA...........................................  22,519   1,108,184
   *Carrefour SA...........................................  18,730     552,639
    Casino Guichard Perrachon SA...........................   5,525     503,700
   *Cegedim SA.............................................     802      43,196
    CEGID Group SA.........................................   2,221      64,019
    CFAO SA................................................     432      18,456
    Christian Dior SA......................................   1,703     272,182
    Cie de Saint-Gobain SA.................................  34,156   1,973,770
   *Cie Generale de Geophysique - Veritas SA...............     173       5,810
   *Cie Generale de Geophysique - Veritas SA Sponsored ADR.  23,995     808,152
    Cie Generale des Establissements Michelin SA Series B..  19,831   1,665,355
    Cie Generale D'Optique Essilor Intenational SA.........   3,437     275,438
    Ciments Francais SA....................................   1,433     147,920
   *Club Mediterranee SA...................................   6,169     146,212

                                     1110

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
FRANCE -- (Continued)
    CNP Assurances SA........................................ 13,896 $  267,466
    Credit Agricole SA....................................... 56,265    690,714
    Danone SA................................................  6,485    462,348
    Dassault Systemes SA.....................................  1,913    168,798
    Dassault Systemes SA ADR.................................    614     54,253
    Delachaux SA.............................................  1,972    227,524
   *Derichebourg SA.......................................... 19,759    130,399
    Devoteam SA..............................................  2,730     71,556
    DNXcorp SA...............................................    634     18,456
    Edenred SA............................................... 10,370    298,604
    Eiffage SA...............................................  7,166    391,919
    Electricite de France SA.................................  8,907    338,328
    Eramet SA................................................    647    180,035
    Esso S.A.F...............................................    381     46,683
   *Establissements Maurel et Prom SA........................ 11,601    266,295
    Euler Hermes SA..........................................  4,126    362,274
   *Euro Disney SCA..........................................  6,546     63,311
    Eurofins Scientific SA...................................    486     43,842
   #European Aeronautic Defence & Space Co. SA............... 35,522  1,231,609
    Eutelsat Communications SA...............................  3,757    161,854
    Exel Industries SA.......................................    121      7,458
    Faiveley Transport SA....................................    772     64,832
    Faurecia SA..............................................    796     30,705
    Fimalac SA...............................................    846     33,656
    Flo Groupe SA............................................  1,396     11,674
    France Telecom SA........................................ 42,260    874,461
    France Telecom SA Sponsored ADR.......................... 26,020    536,793
   *GameLoft SA..............................................  6,023     41,558
    GDF Suez SA.............................................. 69,299  2,266,151
    Gemalto NV............................................... 12,376    589,629
   *GFI Informatique SA......................................  8,022     45,133
    GL Events SA.............................................  2,371     81,933
    Groupe Crit SA...........................................  1,156     36,277
    Groupe Danone SA.........................................    600      8,568
    Groupe Eurotunnel SA..................................... 80,511    858,178
    Groupe Steria SCA........................................  8,937    226,167
    Guerbet SA...............................................    130     15,122
    Guyenne et Gascogne SA...................................  1,049    142,942
   *Haulotte Group SA........................................  4,396     83,557
    Havas SA................................................. 52,636    246,380
    Hermes International SA..................................    896    309,307
    Iliad SA.................................................    443     56,805
    Imerys SA................................................  5,014    344,275
    Ingenico SA..............................................  5,276    222,349
    Interparfums SA..........................................  1,351     47,103
   *Ipsen SA.................................................  2,165     70,608
    Ipsos SA.................................................  2,057     97,325
   *Jacquet Metal Service SA.................................  2,146     46,219
   *JCDecaux SA..............................................  8,326    229,687
   *Kaufman & Broad SA.......................................  1,409     36,395
    Korian SA................................................  2,770     63,918
    Lafarge SA............................................... 19,032  1,017,828
    Lafarge SA Sponsored ADR.................................  1,300     17,342
    Lagardere SCA............................................ 19,336    751,054
    Laurent-Perrier SA.......................................    864    120,564
   *LDC SA...................................................    204     23,100
    Legrand SA...............................................  7,517    292,578
    Lisi SA..................................................    865     85,052
    L'Oreal SA...............................................  1,886    226,915
    LVMH Moet Hennessy Louis Vuitton SA......................  3,079    564,361
    M6 Metropole Television SA...............................  5,638    128,669

                                     1111

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
FRANCE -- (Continued)
   *Manitou BF SA...........................................   5,107 $  155,731
    Manutan International SA................................     734     51,419
   *Meetic SA...............................................   2,868     61,577
    Mersen SA...............................................   6,542    353,534
   *METabolic EXplorer SA...................................   3,694     25,673
   *Modelabs Group SA.......................................   7,172     43,180
    Natixis SA.............................................. 126,742    574,951
    Naturex SA..............................................   1,083     81,223
    Neopost SA..............................................   2,434    194,500
    Nexans SA...............................................   4,309    371,796
    Nexity SA...............................................   5,490    247,226
   *NicOx SA................................................  34,601     79,641
    Norbert Dentressangle SA................................     815     95,226
   *NRJ Group SA............................................   4,409     53,450
   *Oeneo SA................................................  13,439     41,276
    Orpea SA................................................   2,074    101,592
   #PagesJaunes Groupe SA...................................  11,583     91,932
   *Parrot SA...............................................   1,599     50,104
    Pernod-Ricard SA........................................  12,396  1,228,036
    Peugeot SA..............................................  24,676    935,406
    Pierre & Vacances SA....................................     668     52,809
    Plastic Omnium SA.......................................   7,752    268,715
    PPR SA..................................................   7,204  1,331,371
    Publicis Groupe SA......................................   6,834    347,535
    Publicis Groupe SA ADR..................................     800     20,448
    Rallye SA...............................................   4,036    157,468
   *Recylex SA..............................................   5,815     47,579
    Remy Cointreau SA.......................................   2,587    230,858
    Renault SA..............................................  18,231    972,720
    Rexel SA................................................  21,015    456,925
    Rhodia SA...............................................  10,815    488,802
   *Rodriguez Group SA......................................   3,724     24,147
    Rubis SA................................................   3,730    217,657
    SA des Ciments Vicat....................................   2,030    150,090
    Safran SA...............................................  14,546    604,658
    Saft Groupe SA..........................................   7,959    258,646
    Sanofi SA...............................................  41,470  3,222,255
    Sanofi SA ADR...........................................  39,660  1,536,825
    Sartorius Stedim Biotech SA.............................     709     50,910
    Schneider Electric SA...................................  15,365  2,220,476
    SCOR SE.................................................  31,533    811,560
    SEB SA..................................................   2,824    278,336
    Seche Environnement SA..................................     824     66,097
    Sechilienne SA..........................................   2,146     51,145
    Sequana SA..............................................   7,137     85,874
    SES SA..................................................   7,157    193,542
    Societe BIC SA..........................................   3,399    320,986
    Societe Generale SA.....................................  34,508  1,708,139
   *Societe Television Francaise 1 SA.......................  16,940    323,021
    Sodexo SA...............................................   2,674    204,338
  #*Soitec SA...............................................  21,775    194,471
    Somfy SA................................................     158     47,145
    Sopra Group SA..........................................   1,277     95,674
   *Spir Communication SA...................................     151      8,010
   *Ste Industrielle d'Aviation Latecoere SA................     462      6,702
    Stef-TFE SA.............................................     523     33,247
    STMicroelectronics NV...................................  70,024    552,085
    STMicroelectronics NV ADR...............................  29,790    235,639
    Sucriere de Pithiviers Le Vieil SA......................      19     22,954
    Suez Environnement SA...................................   5,959    110,464
    Sword Group SA..........................................   1,588     39,336

                                     1112

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------ -----------
FRANCE -- (Continued)
    Synergie SA.............................................  5,643 $   103,249
  #*Technicolor SA.......................................... 11,563      63,828
    Technip SA.............................................. 10,020   1,097,153
    Technip SA ADR..........................................  1,600      43,728
    Teleperformance SA......................................  9,266     238,721
    Thales SA............................................... 10,191     435,586
  #*Theolia SA.............................................. 21,695      36,917
    Total Gabon SA..........................................     27      13,660
    Total SA................................................  8,644     467,196
    Total SA Sponsored ADR.................................. 82,103   4,439,309
    Touax SA................................................     25       1,033
    Toupargel Groupe SA.....................................    334       6,449
   *Transgene SA............................................  1,406      22,747
    Trigano SA..............................................  2,400      64,110
  #*UbiSoft Entertainment SA................................ 12,434     103,478
    Valeo SA................................................ 10,207     625,297
    Vallourec SA............................................  3,210     325,284
    Veolia Environnement SA ADR.............................  8,800     197,032
    Vetoquinol SA...........................................    275      11,165
    Viel et Compagnie SA.................................... 12,834      64,423
    Vilmorin & Cie SA.......................................    900      97,467
    Vinci SA................................................ 20,077   1,163,501
    Virbac SA...............................................    447      78,128
   *Vivalis SA..............................................  3,787      39,783
    Vivendi SA.............................................. 69,925   1,672,191
    Vranken Pommery Monopole SA.............................    106       5,214
    Zodiac Aerospace SA.....................................  6,425     555,720
                                                                    -----------
TOTAL FRANCE................................................         70,587,498
                                                                    -----------
GERMANY -- (4.6%)
   *Aareal Bank AG..........................................  9,618     285,095
    Adidas-Salomon AG.......................................  7,697     571,360
   *ADVA AG Optical Networking..............................  6,955      42,786
   *Air Berlin P.L.C........................................  7,620      32,578
   #Aixtron SE..............................................  4,185     112,429
    Allianz SE.............................................. 18,576   2,420,741
    Allianz SE Sponsored ADR................................ 69,550     907,628
   #Asian Bamboo AG.........................................  1,885      61,856
    AUGUSTA Technologie AG..................................  5,631     139,124
    Aurubis AG..............................................  6,610     409,174
    Axel Springer AG........................................  6,328     279,958
   *Balda AG................................................  6,283      75,412
    BASF SE.................................................  9,974     900,768
    BASF SE Sponsored ADR...................................  1,000      90,620
   *Bauer AG................................................  1,096      44,059
    Bayer AG................................................ 13,390   1,071,208
    Bayer AG Sponsored ADR..................................    200      16,000
    Bayerische Motoren Werke AG............................. 25,204   2,519,701
    BayWa AG................................................  2,039      83,598
    Bechtle AG..............................................  1,781      81,629
    Beiersdorf AG...........................................  1,420      91,480
    Bertrandt AG............................................    946      68,003
    Bilfinger Berger SE.....................................  7,718     761,192
    Biotest AG..............................................    355      25,909
   *Borussia Dortmund GmbH & Co. KGaA.......................  2,131       8,008
   *Brenntag AG.............................................  1,678     171,056
    Carl Zeiss Meditec AG...................................  4,134      91,685
    CAT Oil AG..............................................  3,029      26,562
    Celesio AG.............................................. 12,876     247,463
    Centrotec Sustainable AG................................  2,715      66,362
   *Centrotherm Photovoltaics AG............................  2,119      72,530

                                     1113

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
GERMANY -- (Continued)
    Cewe Color Holding AG...................................     871 $   38,172
    Comdirect Bank AG.......................................   4,781     50,095
   *Commerzbank AG.......................................... 233,510    887,607
    CompuGroup Medical AG...................................   1,550     22,391
   *Continental AG..........................................   3,084    307,175
    CropEnergies AG.........................................   5,648     44,254
    CTS Eventim AG..........................................   2,398     87,515
   *Curanum AG..............................................     470      1,845
    DAB Bank AG.............................................   1,539      7,667
    Daimler AG..............................................  50,989  3,696,491
    Delticom AG.............................................   1,069    111,627
    Demag Cranes AG.........................................   3,324    220,856
    Deutsche Bank AG (5750355)..............................   5,709    313,897
   #Deutsche Bank AG (D18190898)............................  50,857  2,795,609
    Deutsche Beteiligungs AG................................   1,309     34,743
   *Deutsche Boerse AG......................................   2,919    216,763
    Deutsche Lufthansa AG...................................  37,693    758,839
    Deutsche Post AG........................................  90,672  1,600,879
    Deutsche Telekom AG.....................................  53,587    835,304
    Deutsche Telekom AG Sponsored ADR....................... 104,159  1,613,423
    Deutsche Wohnen AG......................................   8,597    139,342
   *Deutz AG................................................   8,970     86,605
   *Dialog Semiconductor P.L.C..............................   3,764     73,710
    Douglas Holding AG......................................   3,531    170,218
    Draegerwerk AG & Co. KGaA...............................      11      1,068
    Drillisch AG............................................   6,873     84,243
    Duerr AG................................................   2,774    123,952
    DVB Bank SE.............................................     433     15,450
    E.ON AG................................................. 100,579  2,773,291
    E.ON AG Sponsored ADR...................................   3,600     98,928
    Elmos Semiconductor AG..................................   1,781     23,353
    ElreingKlinger AG.......................................   4,474    133,399
   *Epigenomics AG..........................................  11,624     20,416
   *Evotec AG...............................................  35,662    107,538
    Fielmann AG.............................................     537     56,083
    Fraport AG..............................................   5,583    447,329
    Freenet AG..............................................  19,675    238,015
    Fresenius Medical Care AG & Co. KGaA....................   2,356    180,817
    Fresenius Medical Care AG & Co. KGaA ADR................   2,100    161,574
    Fresenius SE & Co. KGaA.................................   5,298    566,828
    Fuchs Petrolub AG.......................................   1,737     84,122
   *GAGFAH SA...............................................  11,791     80,224
    GEA Group AG............................................  18,357    638,193
    Generali Deutschland Holding AG.........................   1,810    204,680
    Gerresheimer AG.........................................   5,084    257,348
    Gerry Weber International AG............................   1,946     64,476
    Gesco AG................................................     186     17,857
    GFK SE..................................................   1,938     97,441
   *Gigaset AG..............................................   3,257     14,953
   *Gildemeister AG.........................................  16,533    303,042
   *Grammer AG..............................................   3,456     81,140
    Grenkeleasing AG........................................   1,850    110,733
    H&R WASAG AG............................................   1,144     32,865
    Hannover Rueckversicherung AG...........................  11,063    574,129
   *Heidelberger Druckmaschinen AG..........................  49,077    138,997
    Heidelberger Zement AG..................................  16,850    926,708
    Henkel AG & Co. KGaA....................................   4,418    241,050
    Hochtief AG.............................................   7,219    579,488
    Homag Group AG..........................................   1,385     29,318
    Indus Holding AG........................................   1,275     39,562
    Infineon Technologies AG................................  61,111    613,195

                                     1114

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
GERMANY -- (Continued)
    Infineon Technologies AG ADR............................. 55,013 $  547,379
   *IVG Immobilien AG........................................ 19,649    135,140
   *Jenoptik AG.............................................. 11,715     91,141
    K&S AG...................................................  3,614    288,352
   *Kabel Deutschland Holding AG.............................  3,954    222,560
    Kloeckner & Co. SE....................................... 17,997    438,254
    Koenig & Bauer AG........................................    455      8,770
    Kontron AG............................................... 11,542    115,680
    Krones AG................................................  1,893    144,906
    KSB AG...................................................      7      5,681
   *Kuka AG..................................................  4,421    117,896
    KWS Saat AG..............................................    383     80,496
    Lanxess AG............................................... 11,046    886,626
    Leoni AG.................................................  5,543    311,858
    Linde AG................................................. 10,248  1,836,537
    LPKF Laser & Electronics AG..............................  1,002     16,536
    MAN SE...................................................  9,748  1,159,273
   *Manz AG..................................................    880     32,829
   *Medigene AG..............................................  5,234     10,132
    Medion AG................................................  3,058     56,244
    Merck KGaA...............................................  6,483    691,907
    Metro AG.................................................  6,902    380,991
    MLP AG...................................................  9,812     90,141
   *Morphosys AG.............................................  3,702    104,553
    MTU Aero Engines Holding AG..............................  3,208    236,834
    Munchener Rueckversicherungs-Gesellschaft AG............. 12,533  1,849,509
    MVV Energie AG...........................................  1,073     34,772
  #*Nordex SE................................................  7,382     53,093
   *Patrizia Immobilien AG...................................  7,346     49,127
    Pfeiffer Vacuum Technology AG............................    447     49,991
  #*Pfleiderer AG............................................ 11,058      8,993
   *Phoenix Solar AG.........................................  1,026     22,344
    PNE Wind AG.............................................. 14,369     40,550
    Porsche Automobil Holding SE............................. 12,175    935,604
    Praktiker AG............................................. 14,777     52,010
    Puma AG Rudolf Dassler Sport.............................    494    152,037
   *PVA TePla AG.............................................  3,327     20,701
  #*Q-Cells SE............................................... 30,135     52,757
   *QIAGEN NV................................................ 34,151    574,415
   *QSC AG................................................... 23,436     87,196
    Rheinmetall AG...........................................  5,805    485,883
    Rhoen-Klinikum AG........................................ 18,147    452,228
   *Roth & Rau AG............................................  4,345    136,442
    RWE AG................................................... 17,702    928,026
   *SAF-Holland SA...........................................  1,474     16,612
    Salzgitter AG............................................  6,991    509,225
    SAP AG Sponsored ADR.....................................  9,200    574,172
   *SGL Carbon SE............................................  5,787    301,740
    Siemens AG...............................................    821    104,929
    Siemens AG Sponsored ADR.................................  9,500  1,209,255
   *Singulus Technologies AG................................. 10,890     54,569
    Sixt AG..................................................  3,720     97,792
    SKW Stahl-Metallurgie Holding AG.........................  2,207     53,878
   *Sky Deutschland AG....................................... 80,019    378,207
    SMA Solar Technology AG..................................    295     27,015
    Software AG..............................................  3,150    153,544
  #*Solar Millennium AG......................................  3,285     69,464
   *Solar-Fabrik AG..........................................  2,182     11,120
   #Solarworld AG............................................ 14,487    165,284
  #*Solon SE.................................................  2,041      5,500
    Stada Arzneimittel AG....................................  9,382    357,456

                                     1115

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
GERMANY -- (Continued)
    Stratec Biomedical Systems AG..........................     978 $    45,584
    Suedzucker AG..........................................  10,869     383,235
   *Sunways AG.............................................   1,022       4,296
   *Suss Microtec AG.......................................   6,672      83,227
    Symrise AG.............................................   8,140     222,375
   *TAG Immobilien AG......................................   8,026      80,727
    Takkt AG...............................................     897      14,798
    Telegate AG............................................   3,104      31,346
    ThyssenKrupp AG........................................  26,367   1,165,755
    Tognum AG..............................................   2,199      84,052
   *Tom Tailor Holding AG..................................     263       5,607
    Tomorrow Focus AG......................................   3,932      22,608
  #*TUI AG.................................................  23,987     221,697
    United Internet AG.....................................   6,740     137,046
   *Verbio AG..............................................   3,646      16,546
    Volkswagen AG..........................................   1,633     298,441
    Vossloh AG.............................................     776      98,584
    VTG AG.................................................   1,642      42,335
    Wacker Chemie AG.......................................     616     116,488
    Wacker Neuson SE.......................................   4,113      72,591
    Washtec AG.............................................      56         841
    Wincor Nixdorf AG......................................   1,491      93,245
    Wirecard AG............................................   5,551      95,407
   *XING AG................................................     903      79,202
    Zhongde Waste Technology AG............................   1,482      19,085
                                                                    -----------
TOTAL GERMANY..............................................          57,574,080
                                                                    -----------
GREECE -- (0.4%)
   *Agricultural Bank of Greece S.A........................   3,334       3,793
    Alapis Holding Industrial & Commercial S.A. of
      Pharmaceutical Chemical Products.....................  11,289       5,660
   *Alpha Bank A.E.........................................  72,452     317,609
   *Anek Lines S.A.........................................  12,892       3,332
   *Attica Bank S.A........................................  23,070      23,811
   *Bank of Cyprus Public Co., Ltd......................... 137,748     300,788
    Bank of Greece S.A.....................................   2,150      76,611
    Coca-Cola Hellenic Bottling Co. S.A....................   3,925     101,836
    Coca-Cola Hellenic Bottling Co. S.A. ADR...............  13,700     354,282
    Diagnostic & Therapeutic Center of Athens Hygeia S.A...   8,796       4,300
   *EFG Eurobank Ergasias S.A..............................  55,065     214,028
   *Ellaktor S.A...........................................  14,109      54,767
    EYDAP Athens Water Supply & Sewage Co. S.A.............   6,973      41,705
   *Folli Follie Group S.A.................................   4,559      60,298
   *Forthnet S.A...........................................  39,875      23,482
   *Fourlis Holdings S.A...................................   7,020      41,170
    Frigoglass S.A.........................................   7,802     104,172
   *GEK Terna S.A..........................................   6,564      18,580
   *Geniki Bank S.A........................................   6,960       9,004
    Hellenic Exchanges S.A.................................  10,897      76,401
    Hellenic Petroleum S.A.................................  17,587     162,360
    Hellenic Telecommunication Organization Co. S.A........  21,785     182,305
    Hellenic Telecommunication Organization Co. S.A.
      Sponsored ADR........................................  16,149      66,695
    Heracles General Cement Co. S.A........................     444       2,554
    Iaso S.A...............................................   3,671       6,057
   *Intracom Holdings S.A..................................   3,021       1,870
    Intralot S.A.-Integrated Lottery Systems & Services....  26,355      48,090
    J&P-Avax S.A...........................................     816       1,078
    JUMBO S.A..............................................  14,570     102,883
    Marfin Investment Group S.A............................ 100,904      65,231
   *Marfin Popular Bank PCL................................ 156,231     116,615
    Metka S.A..............................................   6,384      75,659
    Michaniki S.A..........................................   7,913       2,617

                                     1116

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
GREECE -- (Continued)
    Motor Oil (Hellas) Corinth Refineries S.A.............     7,616 $   86,489
   *Mytilineos Holdings S.A...............................    15,755    110,748
   *National Bank of Greece S.A...........................   137,970    927,801
    National Bank of Greece S.A. ADR......................   141,183    184,950
    OPAP S.A..............................................     8,135    134,949
   *Piraeus Bank S.A......................................   188,815    244,283
   *Piraeus Port Authority S.A............................     2,736     50,260
   *Proton Bank S.A.......................................     2,550      2,088
   *Public Power Corp. S.A................................     8,771    107,962
   *S&B Industrial Minerals S.A...........................     3,250     19,675
   *Sidenor Steel Products Manufacturing Co. S.A..........     3,000     13,240
   *Teletypos S.A. Mega Channel...........................     1,702      3,996
    Terna Energy S.A......................................     4,497     16,803
    Titan Cement Co. S.A..................................     9,258    190,781
   *TT Hellenic Postbank S.A..............................    28,778    104,244
   *Viohalco S.A..........................................    13,934     83,222
                                                                     ----------
TOTAL GREECE..............................................            4,951,134
                                                                     ----------
HONG KONG -- (1.8%)
    AAC Acoustic Technologies Holdings, Inc...............    54,000    124,306
    Alco Holdings, Ltd....................................    20,000      8,366
    Allied Group, Ltd.....................................     4,000     13,599
    Allied Properties (H.K.), Ltd.........................   636,068    124,862
   *Apac Resources, Ltd...................................   520,000     27,664
    Asia Satellite Telecommunications Holdings, Ltd.......    39,000     86,815
    Asia Standard International Group, Ltd................    72,000     17,727
    ASM Pacific Technology, Ltd...........................     7,400     81,212
   *Associated International Hotels, Ltd..................    38,000     83,817
    Aupu Group Holding Co., Ltd...........................    12,000      1,293
   #Bank of East Asia, Ltd................................   111,657    430,950
    Bauhaus International Holdings, Ltd...................    18,000      8,162
   *Birmingham International Holdings, Ltd................   970,000     18,918
    BOC Hong Kong Holdings, Ltd...........................    55,000    164,173
    Bossini International Holdings, Ltd...................   116,000     12,646
    Brightoil Petroleum Holdings, Ltd.....................    53,000     19,977
  #*Burwill Holdings, Ltd.................................   724,000     27,343
    C.P. Pokphand Co., Ltd................................   568,000     60,400
    Cafe de Coral Holdings, Ltd...........................    24,000     60,373
   *Capital Estate, Ltd...................................   215,000      7,572
   #Cathay Pacific Airways, Ltd...........................    97,000    224,708
    Century City International Holdings, Ltd..............   215,600     15,731
   *Century Sunshine Group Holdings, Ltd..................   220,000      6,775
    Champion Technology Holdings, Ltd.....................   718,200     14,749
    Chen Hsong Holdings, Ltd..............................    66,000     30,968
    Cheuk Nang Holdings, Ltd..............................    20,000      9,910
    Cheung Kong Holdings, Ltd.............................    91,000  1,386,297
    Cheung Kong Infrastructure Holdings, Ltd..............    34,000    195,254
    Chevalier International Holdings, Ltd.................    32,000     42,288
    Chevalier Pacific Holdings, Ltd.......................   110,000      3,965
   *China Boon Holdings, Ltd..............................   160,000      4,661
   *China CBM Group, Ltd..................................   130,000     10,011
   *China Energy Development Holdings, Ltd................   808,000     16,564
    China Metal International Holdings, Ltd...............   190,000     46,584
   *China Motion Telecom International, Ltd...............   947,000     10,712
   *China Oriental Culture Group, Ltd.....................   208,000     15,011
    China Overseas Grand Oceans Group, Ltd................    11,000     15,937
  #*China Renewable Energy Investment, Ltd................     3,598        270
    China Resources Cement Holdings, Ltd..................    84,000     80,460
   *China Solar Energy Holdings, Ltd......................   910,000     11,569
    China Starch Holdings, Ltd............................    85,000      4,307
   *China Strategic Holdings, Ltd......................... 1,070,000     28,789

                                     1117

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
HONG KONG -- (Continued)
   *China Timber Resources Group, Ltd.......................   700,000 $ 33,284
   *China WindPower Group, Ltd.............................. 1,450,000  111,477
    China-Hongkong Photo Products Holdings, Ltd.............    50,000    4,673
    Chong Hing Bank, Ltd....................................    28,000   59,151
   *Chow Sang Sang Holdings International, Ltd..............    48,000  181,689
    Chu Kong Shipping Development Co., Ltd..................   132,000   27,097
    Chuang's Consortium International, Ltd..................    36,000    4,475
    Citic 1616 Holdings, Ltd................................   101,000   23,838
    City Telecom, Ltd. ADR..................................     1,497   16,467
    CK Life Sciences International Holdings, Inc............   430,000   26,162
    CLP Holdings, Ltd.......................................    25,500  235,990
   *CP Lotus Corp., Ltd.....................................    80,000    2,610
    Cross-Harbour Holdings, Ltd. (The)......................    40,000   34,816
   *CSI Properties, Ltd..................................... 1,230,000   42,607
   *CST Mining Group, Ltd................................... 4,111,753  106,185
   *Culture Landmark Investment, Ltd........................   488,000   11,584
    Dah Chong Hong Holdings, Ltd............................    41,000   53,921
    Dah Sing Banking Group, Ltd.............................    62,040   82,554
    Dah Sing Financial Holdings, Ltd........................    25,650  124,274
    DBA Telecommunication Asia Holdings, Ltd................    72,000   22,633
  #*Dejin Resources Group Co., Ltd..........................   876,000   23,609
    Dickson Concepts International, Ltd.....................    55,000   41,519
   *Digitalhongkong.com, Ltd................................     1,332      196
    Eagle Nice International Holdings, Ltd..................    42,000    8,603
    Emperor International Holdings, Ltd.....................   177,333   40,730
    Emperor Watch & Jewellery, Ltd..........................   200,000   42,983
  #*ENM Holdings, Ltd.......................................   428,000   32,334
   *EPI Holdings, Ltd.......................................   206,000    5,831
   #Esprit Holdings, Ltd....................................    74,588  217,149
   *eSun Holdings, Ltd......................................   282,000   77,606
    EVA Precision Industrial Holdings, Ltd..................    78,000   29,526
    Fairwood, Ltd...........................................    21,000   32,311
    Far East Consortium International, Ltd..................   177,000   39,300
    First Pacific Co., Ltd..................................   294,400  295,630
    Fountain SET Holdings, Ltd..............................   120,000   22,627
  #*Foxconn International Holdings, Ltd.....................   217,000   98,493
  #*Galaxy Entertainment Group, Ltd.........................   140,000  361,986
  #*Genting Hong Kong, Ltd..................................   281,000  122,812
    Get Nice Holdings, Ltd..................................   486,000   31,133
    Giordano International, Ltd.............................   164,000  124,715
    Glorious Sun Enterprises, Ltd...........................   170,000   68,327
    Gold Peak Industries Holding, Ltd.......................   262,000   34,297
    Golden Resources Development International, Ltd.........   526,000   33,677
   *Goldin Properties Holdings, Ltd.........................    42,000   16,819
    Great Eagle Holdings, Ltd...............................    45,547  150,001
   *Greenheart Group, Ltd...................................    28,000    4,628
   *G-Resources Group, Ltd.................................. 1,803,000  146,012
   *Guangnan Holdings, Ltd..................................   174,000   29,440
   *Guojin Resources Holdings, Ltd..........................   224,000    1,925
    Haitong International Securities Group, Ltd.............     6,000    3,178
    Hang Lung Group, Ltd....................................    86,000  517,376
    Hang Lung Properties, Ltd...............................   112,000  413,102
    Hang Seng Bank, Ltd.....................................    12,000  188,650
    Hannstar Board International Holdings, Ltd..............   120,000   13,048
    Harbour Centre Development, Ltd.........................    21,000   27,734
    Henderson Land Development Co., Ltd.....................   102,352  646,623
    HKR International, Ltd..................................   186,400  105,656
    Hon Kwok Land Investment Co., Ltd.......................    20,000    7,210
    Hong Kong & China Gas Co., Ltd..........................    59,410  145,774
    Hong Kong & Shanghai Hotels, Ltd........................   110,500  174,448
    Hong Kong Aircraft Engineering Co., Ltd.................     2,400   33,541

                                     1118

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
HONG KONG -- (Continued)
   #Hong Kong Exchanges & Clearing, Ltd.....................   8,400 $  173,287
    Hong Kong Ferry Holdings, Ltd...........................  27,000     25,029
    Hongkong Chinese, Ltd................................... 184,495     32,395
    Hopewell Holdings, Ltd.................................. 102,000    330,778
    Hung Hing Printing Group, Ltd...........................  92,000     29,528
    Hutchison Harbour Ring, Ltd............................. 440,000     45,696
  #*Hutchison Telecommunications Hong Kong Holdings, Ltd.... 261,000     92,685
    Hutchison Whampoa, Ltd.................................. 130,000  1,513,534
    Hysan Development Co., Ltd..............................  16,000     75,085
   *I-Cable Communications, Ltd............................. 157,000     14,095
    IPE Group, Ltd.......................................... 135,000     16,796
   #IT, Ltd................................................. 158,000    154,627
   *Jinchuan Group International Resources Co., Ltd.........  47,000     18,735
    Johnson Electric Holdings, Ltd.......................... 324,500    190,382
   #K Wah International Holdings, Ltd....................... 226,000     79,074
    Kerry Properties, Ltd...................................  76,000    366,645
   *King Stone Energy Group, Ltd............................  57,000     14,224
    Kingmaker Footwear Holdings, Ltd........................ 186,000     35,990
  #*Kingston Financial Group, Ltd........................... 445,000     54,779
   *Ko Yo Chemical Group, Ltd............................... 440,000      9,880
    Kowloon Development Co., Ltd............................  59,000     79,413
   *Lai Sun Development Co., Ltd............................ 768,000     20,165
    Lerado Group Holdings Co., Ltd..........................  80,000      9,005
    Li & Fung, Ltd..........................................  92,000    152,977
    Lifestyle International Holdings, Ltd...................  29,000     94,338
    Lippo China Resources, Ltd.............................. 794,000     22,290
    Lippo, Ltd..............................................  55,000     22,638
   *Lisi Group Holdings, Ltd................................ 346,000     21,728
    Liu Chong Hing Investment, Ltd..........................  18,000     21,188
   #Longfor Properties Co., Ltd.............................  51,000     78,509
   *Longrun Tea Group Co., Ltd..............................  70,000      4,396
    Luk Fook Holdings International, Ltd....................  16,000     83,713
    Luks Industrial Group, Ltd..............................  24,000      5,602
    Lung Kee (Bermuda) Holdings, Ltd........................  40,000     24,533
    Magnificent Estates, Ltd................................ 320,000     13,509
   *Mascotte Holdings, Ltd.................................. 528,000     32,126
    Melco International Development, Ltd.................... 161,000    198,859
   #Midland Holdings, Ltd...................................  60,000     34,873
   #Ming Fai International Holdings, Ltd....................  67,000     18,919
   *Ming Fung Jewellery Group, Ltd.......................... 770,000     91,947
  #*Mingfa Group International Co., Ltd..................... 141,000     44,800
   #Minmetals Land, Ltd.....................................  10,000      1,642
    Miramar Hotel & Investment Co., Ltd.....................   9,000     11,208
   *Mongolia Energy Corp, Ltd............................... 733,000     92,923
    MTR Corp., Ltd..........................................  58,289    197,349
    Neo-Neon Holdings, Ltd..................................  96,000     27,082
    Net2Gather China Holdings, Ltd.......................... 180,000      4,686
   *New Times Energy Corp, Ltd.............................. 832,000     11,312
    New World Development Co., Ltd.......................... 271,824    400,502
    NewOcean Green Energy Holdings, Ltd..................... 194,000     44,811
   *Next Media, Ltd......................................... 290,000     40,574
   *North Asia Resources Holdings, Ltd......................  80,000      7,634
    NWS Holdings, Ltd....................................... 153,292    223,061
  #*Orange Sky Golden Harvest Entertainment Holdings, Ltd... 675,000     28,890
    Orient Overseas International, Ltd......................  28,000    158,747
   #Oriental Watch Holdings, Ltd............................  50,400     41,065
    Pacific Andes International Holdings, Ltd............... 714,937     81,612
    Pacific Basin Shipping, Ltd............................. 370,000    202,760
   *Pacific Century Premium Developments, Ltd............... 243,000     46,463
    Pacific Textile Holdings, Ltd...........................  74,000     51,417
    Paliburg Holdings, Ltd.................................. 130,000     49,009

                                     1119

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
HONG KONG -- (Continued)
   *Pan Asia Environmental Protection Group, Ltd............  86,000 $   10,600
    PCCW, Ltd............................................... 373,000    162,611
    Pearl Oriental Innovation, Ltd..........................  36,000      4,062
   *PetroAsian Energy Holdings, Ltd......................... 504,000     17,180
    Pico Far East Holdings, Ltd............................. 144,000     28,995
   *PME Group, Ltd.......................................... 430,000     13,432
   *PNG Resources Holdings, Ltd............................. 352,000      9,480
    Polytec Asset Holdings, Ltd............................. 205,000     26,258
    Power Assets Holdings, Ltd..............................  34,000    282,357
    Public Financial Holdings, Ltd..........................  72,000     41,035
   *PYI Corp., Ltd.......................................... 766,000     33,324
    Regal Hotels International Holdings, Ltd................ 172,000     69,627
   *Richfield Group Holdings, Ltd........................... 208,000     15,998
    Royale Furniture Holdings, Ltd..........................  20,000      8,673
    Sa Sa International Holdings, Ltd.......................  48,000     37,961
    Samling Global, Ltd..................................... 458,000     48,691
    SEA Holdings, Ltd.......................................  90,000     50,527
    Shangri-La Asia, Ltd.................................... 171,166    439,740
   #Shenyin Wanguo, Ltd.....................................  75,000     27,868
   *Shougang Concord Technology Holdings, Ltd............... 340,000     18,338
    Shui On Construction & Materials, Ltd...................  44,444     58,163
    Shun Tak Holdings, Ltd.................................. 180,000    118,422
    Sing Tao News Corp., Ltd................................ 204,000     58,593
    Singamas Container Holdings, Ltd........................ 424,000    146,604
   *Sino Dragon New Energy Holdings, Ltd.................... 192,000     20,376
   *Sino Gas Group, Ltd..................................... 750,000     23,838
   #Sino Land Co., Ltd...................................... 274,742    465,407
   *Sino-Tech International Holdings, Ltd................... 760,000     11,589
    SJM Holdings, Ltd.......................................  12,000     30,208
    SmarTone Telecommunications Holdings, Ltd............... 104,000    161,122
   *Solomon Systech International, Ltd...................... 378,000     16,232
    South China (China), Ltd................................ 464,000     32,147
    Stella International Holdings, Ltd......................  36,500     99,639
    Sun Hung Kai & Co., Ltd.................................  85,104     62,403
    Sun Hung Kai Properties, Ltd............................  90,000  1,367,907
  #*Sun Innovation Holdings, Ltd............................ 420,000     12,139
   *Superb Summit International Timber Co., Ltd............. 500,000     19,258
   *Sustainable Forest Holdings, Ltd........................ 337,500     17,288
   *Tack Hsin Holdings, Ltd.................................  22,000      8,118
    Tai Cheung Holdings, Ltd................................  94,000     74,120
    Tan Chong International, Ltd............................  24,000      5,598
   #Techtronic Industries Co., Ltd.......................... 187,500    195,864
    Television Broadcasts, Ltd..............................  19,000    130,427
    Texwinca Holdings, Ltd..................................  48,000     67,564
   *Tom Group, Ltd..........................................  60,000      6,381
    Tongda Group Holdings, Ltd.............................. 530,000     22,723
    Town Health International Investments, Ltd..............  84,000     11,728
    Tradelink Electronic Commerce, Ltd......................  14,000      2,311
    Transport International Holdings, Ltd...................  30,800     79,866
   *Trinity, Ltd............................................  32,000     35,484
   *TSC Group Holdings, Ltd................................. 111,000     23,663
   #Tse Sui Luen Jewellery International, Ltd...............   2,000      2,065
   #United Laboratories International Holdings, Ltd. (The)..  74,000     76,013
    Value Partners Group, Ltd...............................  39,000     31,221
    Varitronix International, Ltd........................... 113,000     71,929
    Vedan International Holdings, Ltd....................... 164,000     12,825
    Victory City International Holdings, Ltd................ 264,722     46,110
   #Vitasoy International Holdings, Ltd.....................  80,000     58,301
   *Vongroup, Ltd........................................... 815,000      4,714
   *VST Holdings, Ltd....................................... 108,000     27,413
    VTech Holdings, Ltd.....................................   7,000     81,836

                                     1120

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE++
                                                             ------- -----------
HONG KONG -- (Continued)
   *Wah Nam International Holdings, Ltd..................... 264,780 $    37,739
    Wharf Holdings, Ltd.....................................  96,000     702,678
    Wheelock & Co., Ltd.....................................  98,000     417,688
    Wing Hang Bank, Ltd.....................................  16,500     176,959
    Wing On Co. International, Ltd..........................  32,000      67,748
    Wing Tai Properties, Ltd................................ 140,000      55,921
    Winsor Properties Holdings, Ltd.........................   2,000       4,128
   *Winteam Pharmaceutical Group, Ltd....................... 194,000      34,303
   *Wynn Macau, Ltd.........................................  15,200      52,844
    Xingye Copper International Group, Ltd.................. 218,000      43,905
  #*Xinjiang Goldwind Science & Technology Co., Ltd.........  14,400      10,945
   #Xinyi Glass Holdings, Ltd............................... 100,000      84,166
    YGM Trading, Ltd........................................  20,000      61,968
    Yue Yuen Industrial Holdings, Ltd.......................  57,000     182,797
   *Yuzhou Properties Co....................................   5,000       1,580
                                                                     -----------
TOTAL HONG KONG.............................................          22,322,995
                                                                     -----------
HUNGARY -- (0.1%)
    Egis Gyogyszergyar NYRT.................................   1,030     100,343
   *FHB Mortgage Bank NYRT..................................   6,244      28,317
    Magyar Telekom Telecommunications P.L.C.................  14,077      40,623
    Magyar Telekom Telecommunications P.L.C. Sponsored ADR..   4,800      69,264
   *MOL Hungarian Oil & Gas P.L.C...........................   2,028     217,618
    OTP Bank P.L.C..........................................  26,063     751,917
   *PannErgy P.L.C..........................................  10,773      44,428
    Richter Gedeon NYRT.....................................   1,268     252,971
                                                                     -----------
TOTAL HUNGARY...............................................           1,505,481
                                                                     -----------
INDIA -- (2.2%)
    Aban Offshore, Ltd......................................     770       8,539
    ABG Shipyard, Ltd.......................................   7,485      65,614
    ACC, Ltd................................................   7,831     179,101
    Adani Enterprises, Ltd..................................  11,679     154,659
   *Adani Power, Ltd........................................  11,099      24,902
    Aditya Birla Nuvo, Ltd..................................   5,652     121,893
   *Agre Developers, Ltd....................................     446         503
    Akzo Nobel India, Ltd...................................     399       8,786
    Allahabad Bank, Ltd.....................................  40,781     185,862
    Allcargo Global Logistics, Ltd..........................     986       3,569
   *Allied Digital Services, Ltd............................   7,000       6,969
    Alok Industries, Ltd....................................  90,000      51,099
    Ambuja Cements, Ltd.....................................  81,727     238,602
    Amtek Auto, Ltd.........................................  17,358      62,245
    Anant Raj Industries, Ltd...............................  13,615      25,014
    Andhra Bank, Ltd........................................  18,523      56,579
    Ansal Properties & Infrastructure, Ltd..................  17,640      15,935
    Apollo Hospitals Enterprise, Ltd........................   9,322     111,256
    Apollo Tyres, Ltd.......................................  25,736      42,541
    Aptech, Ltd.............................................  13,477      42,364
   *Arvind Mills, Ltd.......................................  14,863      29,381
    Asea Brown Boveri India, Ltd............................   3,501      68,750
    Ashok Leyland, Ltd...................................... 100,145     115,353
    Asian Paints, Ltd.......................................   1,564     110,372
    Aurobindo Pharma, Ltd...................................  57,865     223,581
    Aventis Pharma, Ltd.....................................   1,238      60,000
    Axis Bank, Ltd..........................................  13,737     415,207
    Bajaj Auto, Ltd.........................................   3,566     117,786
   *Bajaj Electricals, Ltd..................................   4,500      22,246
    Bajaj Finance, Ltd......................................   2,425      38,293
    Bajaj Finserv, Ltd......................................   6,437      77,688
    Bajaj Hindusthan, Ltd...................................  26,733      40,915

                                     1121

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                Shares Value++
                                                                ------ --------
INDIA -- (Continued)
    Bajaj Holdings & Investment, Ltd...........................  4,907 $ 85,598
    Ballarpur Industries, Ltd.................................. 70,689   55,213
   *Balrampur Chini Mills, Ltd................................. 21,074   28,219
    Bank of Baroda............................................. 10,597  210,266
   *Bank of India.............................................. 16,169  141,076
    Bank of Maharashtra, Ltd................................... 32,893   41,570
   *BASF India, Ltd............................................    873   12,967
    Bata India, Ltd............................................  6,548   97,581
    BEML, Ltd..................................................  2,355   29,291
    Berger Paints India, Ltd................................... 26,560   65,126
   *BGR Energy Systems, Ltd....................................  2,982   26,776
    Bharat Electronics, Ltd....................................  2,636  104,689
    Bharat Forge, Ltd..........................................  7,097   52,725
    Bharat Heavy Electricals, Ltd..............................  2,047   85,085
    Bharat Petroleum Corp., Ltd................................  3,844   57,401
    Bharti Airtel, Ltd......................................... 41,564  410,468
   *Bhushan Steel, Ltd......................................... 15,385  136,586
    Biocon, Ltd................................................  8,934   73,103
    Birla Corp., Ltd...........................................  4,033   29,252
    Bombay Rayon Fashions, Ltd................................. 10,599   68,856
    Bosch, Ltd.................................................    584   94,078
    Britannia Industries, Ltd..................................  1,250   13,642
    Cadila Healthcare, Ltd.....................................  8,226  164,277
   *Cairn India, Ltd........................................... 18,573  129,302
   *Canara Bank................................................ 13,415  139,658
    Carborundum Universal, Ltd.................................  2,150   14,926
   *Central Bank of India...................................... 25,750   67,567
    Century Plyboards India, Ltd...............................  6,288   10,140
    Century Textiles & Industries, Ltd.........................  2,887   22,437
    CESC, Ltd..................................................  5,246   39,981
    Chambal Fertilizers & Chemicals, Ltd....................... 26,495   51,448
    Chennai Petroleum Corp., Ltd............................... 11,326   55,965
    Cipla, Ltd.................................................  7,837   54,194
    City Union Bank, Ltd....................................... 41,580   45,771
    CMC, Ltd...................................................    388    9,871
    Colgate-Palmolive (India), Ltd.............................  3,054   67,026
    Container Corp. of India...................................  2,331   58,056
    Core Projects & Technologies, Ltd..........................  9,143   61,954
    Coromandel International, Ltd..............................  4,798   35,392
    Corporation Bank...........................................  9,596  108,600
    Crompton Greaves, Ltd......................................  8,868   33,937
    Cummins India, Ltd.........................................  4,800   69,337
    Dabur India, Ltd........................................... 30,848   72,645
   *Deccan Chronicle Holdings, Ltd.............................  9,319   14,573
    Dena Bank.................................................. 12,195   23,341
   *Development Credit Bank, Ltd............................... 22,854   29,325
   *Dewan Housing Finance Corp., Ltd...........................  8,991   42,499
    Dhanalakshmi Bank, Ltd..................................... 14,795   35,443
   *Dish TV (India), Ltd....................................... 44,632   85,411
    Divi's Laboratories, Ltd...................................  2,878   53,621
    DLF, Ltd................................................... 30,104  156,933
    Dr. Reddy's Laboratories, Ltd. ADR......................... 10,710  381,919
    E.I.D. - Parry (India), Ltd................................  7,652   46,444
    Edelweiss Capital, Ltd..................................... 43,000   32,383
   *Educomp Solutions, Ltd..................................... 10,613   82,837
    Eicher Motors, Ltd.........................................  2,071   61,693
    EIH, Ltd................................................... 19,189   41,688
   *Era Infra Engineering, Ltd.................................  7,211   27,236
    Escorts, Ltd...............................................  9,996   22,223
   *Ess Dee Aluminium, Ltd.....................................  3,155   26,053
   *Essar Oil, Ltd............................................. 61,934  162,975

                                     1122

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
INDIA -- (Continued)
   *Essar Shipping Ports & Logistics, Ltd.....................  10,386 $ 21,550
   *Essar Shipping, Ltd.......................................   5,193    9,971
    Everest Kanto Cylinder, Ltd...............................  14,089   28,710
   *Everonn Education, Ltd....................................   2,200   27,436
    Exide Industries, Ltd.....................................  31,311  110,148
    Federal Bank, Ltd.........................................  19,315  185,831
    Financial Technologies (India), Ltd.......................   5,078   92,632
   *Fortis Healthcare India, Ltd..............................  10,077   37,838
   *Future Capital Holdings, Ltd..............................   6,323   26,590
    GAIL India, Ltd...........................................  23,506  245,611
    Gammon India, Ltd.........................................  10,776   21,196
   *Gammon Infrastructure Projects, Ltd.......................  12,199    4,345
    Gateway Distriparks, Ltd..................................   8,076   24,998
   *Geojit BNP Paribas Financial Services, Ltd................  17,161    8,512
    Gitanjali Gems, Ltd.......................................   4,948   34,503
    GlaxoSmithKline Consumer Healthcare, Ltd..................     389   21,204
    GlaxoSmithKline Pharmaceuticals, Ltd......................   1,552   82,428
    Glenmark Pharmaceuticals, Ltd.............................  11,592   86,512
   *GMR Infrastructure, Ltd...................................  58,488   40,431
    Godrej Industries, Ltd....................................   7,430   35,551
   *Gokul Refoils & Solvent, Ltd..............................  14,640   30,311
    Grasim Industries, Ltd....................................   5,183  257,302
    Great Eastern Shipping Co., Ltd...........................  13,008   79,159
    Great Offshore, Ltd.......................................   1,422    6,865
    Greaves Cotton, Ltd.......................................   1,775    3,641
    GTL, Ltd..................................................  10,152   17,206
    Gujarat Alkalies & Chemicals, Ltd.........................     772    2,690
    Gujarat Fluorochemicals, Ltd..............................     412    4,538
    Gujarat Gas Co., Ltd......................................   6,039   57,072
    Gujarat Mineral Development Corp., Ltd....................  12,483   44,990
   *Gujarat NRE Coke, Ltd.....................................  49,906   49,722
    Gujarat State Fertilizers & Chemicals, Ltd................   4,033   36,540
    Gujarat State Petronet, Ltd...............................  28,545   65,761
    Gulf Oil Corp., Ltd.......................................   7,866   16,119
   *GVK Power & Infrastructure, Ltd...........................  63,703   25,939
    H.E.G., Ltd...............................................     164      880
    HCL Infosystems, Ltd......................................  22,200   42,702
    HCL Technologies, Ltd.....................................  17,304  190,141
    HDFC Bank, Ltd............................................  38,000  418,950
    HDFC Bank, Ltd. ADR.......................................   2,000   69,520
    Hero Honda Motors, Ltd. Series B..........................   2,207   89,149
    Hexaware Technologies, Ltd................................  34,366   67,760
   *Himachal Futuristic Communications, Ltd...................  88,611   31,324
    Himadri Chemicals & Industries, Ltd.......................  21,760   27,915
   *Hindalco Industries, Ltd..................................  98,394  374,033
    Hindustan Construction Co., Ltd...........................  39,530   27,218
    Hindustan Petroleum Corp, Ltd.............................   9,241   79,987
    Hindustan Unilever, Ltd...................................   7,107   52,112
    Honeywell Automation India, Ltd...........................     710   44,447
    Hotel Leelaventure, Ltd...................................  23,855   24,677
   *Housing Development & Infrastructure, Ltd.................  32,009  103,068
   *HSIL, Ltd.................................................  19,048  100,829
    HT Media, Ltd.............................................  11,369   40,862
    ICICI Bank, Ltd...........................................   9,160  214,451
    ICICI Bank, Ltd. Sponsored ADR............................  17,656  822,240
    ICSA (India), Ltd.........................................   5,041   10,445
    IDBI Bank, Ltd............................................  42,786  124,249
   *Idea Cellular, Ltd........................................ 146,697  312,539
    IFCI, Ltd.................................................  70,683   71,965
    India Cements, Ltd........................................  31,135   49,065
    India Infoline, Ltd.......................................  15,429   28,873

                                     1123

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
INDIA -- (Continued)
    Indiabulls Financial Services, Ltd........................  22,660 $ 92,850
   *Indiabulls Real Estate, Ltd...............................  34,092   76,794
   *Indiabulls Wholesale Services, Ltd........................   4,261    1,003
    Indian Bank...............................................  10,674   54,339
    Indian Hotels Co., Ltd....................................  57,658   98,751
   *Indian Oil Corp., Ltd.....................................  11,712   83,416
   *Indian Overseas Bank......................................  27,161   85,593
    IndusInd Bank, Ltd........................................  51,899  317,708
    Infosys, Ltd..............................................   5,251  328,082
   *Infotech Enterprises, Ltd.................................   1,202    3,689
   *Infrastructure Development Finance Co., Ltd............... 126,236  359,262
   *ING Vysya Bank, Ltd.......................................   7,120   56,417
    IRB Infrastructure Developers, Ltd........................  12,168   47,718
    ITC, Ltd..................................................  19,410   91,317
   *IVRCL Assets & Holdings, Ltd..............................  12,574   11,973
    IVRCL Infrastructures & Projects, Ltd.....................  33,942   47,682
    Jagran Prakashan, Ltd.....................................  14,570   37,396
    Jain Irrigation Systems, Ltd..............................  29,500  115,780
    Jaiprakash Associates, Ltd................................ 135,473  203,791
   *Jaiprakash Power Ventures, Ltd............................  27,569   26,742
    Jammu & Kashmir Bank, Ltd.................................   3,114   61,010
    JBF Industries, Ltd.......................................  12,027   41,270
   *Jet Airways (India), Ltd..................................   3,135   31,701
   *Jindal Drilling & Industries, Ltd.........................   3,547   35,336
    Jindal Poly Films, Ltd....................................   4,254   24,971
    Jindal Saw, Ltd...........................................  26,565   91,592
   *Jindal South West Holdings, Ltd...........................   1,904   37,140
    Jindal Steel & Power, Ltd.................................   7,578  100,152
    JK Tyre & Industries, Ltd.................................   2,034    4,758
    JM Financial, Ltd.........................................  45,037   22,071
   *JSL Stainless, Ltd........................................     282      640
    JSW Energy, Ltd...........................................  39,181   59,712
   *JSW Steel, Ltd............................................  15,143  264,963
   *Jubilant Industries, Ltd..................................     252    1,141
    Jubilant Organosys, Ltd...................................   5,040   24,308
    Kalpataru Power Transmission, Ltd.........................   1,245    3,628
    Karnataka Bank, Ltd.......................................  25,200   65,837
   *Kotak Mahindra Bank, Ltd..................................  21,044  212,535
    KPIT Cummins Infosystems, Ltd.............................  12,495   53,280
    KS Oils, Ltd..............................................  47,190   19,990
   *KSK Energy Ventures, Ltd..................................  14,031   33,910
    Lakshmi Machine Works, Ltd................................     692   33,694
    Lakshmi Vilas Bank, Ltd...................................  16,466   45,779
   *Lanco Infratech, Ltd...................................... 138,520   56,313
    Larsen & Toubro, Ltd......................................   3,980  155,193
   *LIC Housing Finance, Ltd..................................  42,275  202,867
    Lupin, Ltd................................................  12,300  126,429
    Madhucon Projects, Ltd....................................     339      666
    Madras Cements, Ltd.......................................  15,000   31,270
   *Mahanagar Telephone Nigam, Ltd............................  21,492   22,891
    Maharashtra Seamless, Ltd.................................   6,338   53,544
   *Mahindra & Mahindra Financial Services, Ltd...............   7,688  110,408
    Mahindra & Mahindra, Ltd..................................  43,000  697,198
    Mahindra Lifespace Developers, Ltd........................   3,460   27,528
    Mangalore Refinery & Petrochemicals, Ltd..................  28,382   50,238
    Maruti Suzuki India, Ltd..................................   5,785  157,720
   *MAX India, Ltd............................................   8,840   36,478
    McLeod Russel India, Ltd..................................   5,519   33,848
    Mercator Lines, Ltd.......................................  25,374   20,550
   *MindTree, Ltd.............................................   1,785   16,718
    Monnet Ispat, Ltd.........................................   3,882   43,547

                                     1124

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
INDIA -- (Continued)
    Moser Baer (India), Ltd.................................. 17,173 $   14,240
    Motherson Sumi Systems, Ltd.............................. 12,642     65,551
   *Motilal Oswal Financial Services, Ltd....................  6,733     15,238
   *Mphasis, Ltd.............................................  7,290     73,544
    MRF, Ltd.................................................    248     40,442
    Mundra Port & Special Economic Zone, Ltd................. 15,220     49,450
    Nagarjuna Construction Co., Ltd.......................... 31,522     51,886
    Nagarjuna Fertilizers & Chemicals, Ltd................... 62,774     45,966
    National Aluminium Co., Ltd.............................. 69,298    118,196
    Nava Bharat Ventures, Ltd................................  1,957     10,184
   *Nectar Lifesciences, Ltd.................................  1,127        613
   *NHPC, Ltd................................................ 83,575     46,494
    NIIT Technologies, Ltd...................................  6,924     34,840
    Noida Toll Bridge Co., Ltd............................... 13,172      7,645
    NTPC, Ltd................................................  9,275     36,948
    Oil & Natural Gas Corp, Ltd..............................  5,900     35,880
    Oil India, Ltd...........................................  1,357     40,555
   *OMAXE, Ltd...............................................  4,002     12,393
    Opto Circuits India, Ltd.................................  5,084     33,000
   *Oracle Financial Services Software, Ltd..................  2,009     95,980
   *Orbit Corp., Ltd......................................... 10,674      9,342
    Orchid Chemicals & Pharmaceuticals, Ltd..................  6,451     30,078
    Orient Paper & Industries, Ltd...........................  3,051      4,051
    Oriental Bank of Commerce................................  9,651     76,512
    Pantaloon Retail India, Ltd..............................  8,932     67,649
    Patni Computer Systems, Ltd. ADR.........................  5,245     75,895
    Peninsula Land, Ltd...................................... 10,444     12,137
    Petronet LNG, Ltd........................................ 34,000    132,273
   *Phoenix Mills, Ltd.......................................  5,631     26,946
    Pidilite Industries, Ltd................................. 11,464     44,795
   *Pipavav Shipyard, Ltd.................................... 13,168     21,298
   *Piramal Healthcare, Ltd.................................. 10,283     88,482
    Power Finance Corp., Ltd................................. 49,470    206,416
    Power Grid Corp. of India, Ltd........................... 27,939     66,313
    PTC India, Ltd........................................... 36,592     64,080
    Punj Lloyd, Ltd.......................................... 25,367     40,338
    Punjab National Bank.....................................  1,815     46,102
    Rajesh Exports, Ltd...................................... 14,840     36,921
    Ranbaxy Laboratories, Ltd................................ 13,023    158,521
    Raymond, Ltd.............................................  6,963     59,738
    REI Agro, Ltd............................................  2,622      1,726
    Reliance Capital, Ltd.................................... 14,061    182,684
    Reliance Communications, Ltd............................. 56,729    130,022
   *Reliance Energy, Ltd.....................................  4,458     54,455
    Reliance Industries, Ltd................................. 67,347  1,259,128
   *Reliance Industries, Ltd. Sponsored GDR..................  1,925     72,746
   *Reliance Power, Ltd...................................... 63,713    160,941
    Rolta India, Ltd......................................... 21,070     55,093
    Ruchi Soya Industries, Ltd............................... 16,055     35,550
   *Rural Electrification Corp., Ltd......................... 13,757     65,187
   *S.Kumars Nationwide, Ltd................................. 39,329     49,130
   *Sadbhav Engineering, Ltd.................................  4,350     14,022
   *Satyam Computer Services, Ltd............................ 56,106    106,823
    Sesa Goa, Ltd............................................ 34,032    211,206
    Shipping Corp. of India, Ltd............................. 15,227     34,850
    Shree Cement, Ltd........................................  1,212     48,192
   *Shree Renuka Sugars, Ltd................................. 66,795    105,908
    Shriram Transport Finance Co., Ltd.......................  5,674     82,048
   *Sintex Industries, Ltd................................... 11,405     45,276
    SKF India, Ltd...........................................  3,176     47,169
    Sobha Developers, Ltd....................................  5,557     32,632

                                     1125

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
INDIA -- (Continued)
    South Indian Bank, Ltd.................................... 100,340 $ 53,214
    SREI Infrastructure Finance, Ltd..........................  18,538   19,591
    SRF, Ltd..................................................   8,369   60,058
    State Bank of Bikaner & Jaipur............................     887    9,625
    State Bank of India.......................................   3,654  193,300
    Steel Authority of India, Ltd.............................  29,940   85,484
    Sterling Biotech, Ltd.....................................  11,381   21,604
   *Sterlite Industries (India), Ltd. ADR.....................  25,069  370,269
   *Sterlite Industries (India), Ltd. Series A................  34,844  126,298
    Strides Arcolab, Ltd......................................   6,009   50,726
    Sun Pharmaceuticals Industries, Ltd.......................  13,890  161,990
    Sun TV Network, Ltd.......................................   7,669   55,806
    Supreme Industries, Ltd...................................  13,945   66,383
   *Suzlon Energy, Ltd........................................ 129,080  152,865
    Syndicate Bank............................................  33,071   89,541
    Tata Chemicals, Ltd.......................................  10,942   88,031
   *Tata Communications, Ltd. ADR.............................   5,100   51,000
    Tata Consultancy Services, Ltd............................   4,166  106,944
    Tata Investment Corp., Ltd................................   2,924   31,620
    Tata Motors, Ltd..........................................  27,150  580,960
    Tata Power Co., Ltd.......................................   1,615   46,886
    Tata Steel, Ltd...........................................  25,482  324,768
    Tata Tea, Ltd.............................................  54,530  130,834
   *Tata Teleservices Maharashtra, Ltd........................  58,119   29,025
   *TCI Developers, Ltd.......................................      19       86
    Tech Mahindra, Ltd........................................   3,765   65,850
   *Texmaco Rail & Engineering, Ltd...........................  12,282   25,555
    Texmaco, Ltd..............................................  12,282    8,992
    Thomas Cook India, Ltd....................................  29,048   31,881
   *Timken India, Ltd.........................................   1,690    8,822
    Titan Industries, Ltd.....................................  32,320  166,674
    Torrent Pharmaceuticals, Ltd..............................   2,125   31,644
    Torrent Power, Ltd........................................  10,757   58,060
    Transport Corp of India, Ltd..............................     394      815
    Trent, Ltd................................................     514   14,105
   *Trent, Ltd. Series A......................................      22      578
   *Trent, Ltd. Series B......................................      22      558
    Triveni Engineering & Industries, Ltd.....................  41,519   31,630
   *Triveni Turbine, Ltd......................................  41,519   49,646
    Tube Investments of India, Ltd............................  18,724   67,279
   *Tulip IT Services, Ltd....................................  15,047   53,109
    TVS Motor Co., Ltd........................................  34,636   38,584
   *UCO Bank..................................................  28,541   54,670
   *Ultratech Cement, Ltd.....................................   6,895  160,447
    Union Bank of India, Ltd..................................  13,224   86,435
    Unitech, Ltd.............................................. 206,688  143,226
    United Phosphorus, Ltd....................................  26,764  100,338
    United Spirits, Ltd.......................................   9,348  214,943
    Usha Martin, Ltd..........................................  19,377   19,514
   *UTV Software Communications, Ltd..........................   8,246  179,197
   *Vardhman Special Steels, Ltd..............................     555      264
    Vardhman Textiles, Ltd....................................   2,777   13,516
    Videocon Industries, Ltd..................................  10,107   42,910
   *Videsh Sanchar Nigam, Ltd.................................   9,010   45,286
    Vijaya Bank, Ltd..........................................   4,067    5,817
   *Voltamp Transformers, Ltd.................................     360    4,108
    Voltas, Ltd...............................................  27,567   85,952
    Welspun Corp., Ltd........................................  15,250   51,410
    Wipro, Ltd................................................  15,238  134,233
    Yes Bank, Ltd.............................................  13,958   97,828
    Zee Entertainment Enterprises, Ltd........................  52,912  157,150

                                     1126

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
   *Zee Learn, Ltd.......................................     5,044 $     2,436
    Zensar Technologies, Ltd.............................    11,134      36,586
                                                                    -----------
TOTAL INDIA..............................................            27,889,309
                                                                    -----------
INDONESIA -- (0.9%)
    PT Adaro Energy Tbk..................................   521,500     161,699
    PT AKR Corporindo Tbk................................   357,000     127,979
   *PT Aneka Tambang Tbk.................................   714,500     167,723
    PT Asahimas Flat Glass Tbk...........................    86,500      91,522
    PT Astra Agro Lestari Tbk............................    39,000     107,546
    PT Astra International Tbk...........................    96,500     799,336
   *PT Bakrie & Brothers Tbk............................. 5,212,000      42,166
    PT Bakrie Sumatera Plantations Tbk................... 1,417,000      72,245
   *PT Bakrie Telecom Tbk................................ 4,680,500     197,939
   *PT Bakrieland Development Tbk........................ 4,683,500      92,822
    PT Bank Bukopin Tbk..................................   612,000      60,398
    PT Bank Central Asia Tbk.............................   256,000     249,339
    PT Bank Danamon Indonesia Tbk........................   492,323     315,161
    PT Bank Mandiri Tbk..................................   561,909     517,641
    PT Bank Negara Indonesia Persero Tbk.................   788,120     411,613
   *PT Bank Pan Indonesia Tbk............................ 1,377,000     155,174
   *PT Bank Permata Tbk..................................     1,500         296
    PT Bank Rakyat Indonesia Persero Tbk.................   766,000     620,048
   *PT Barito Pacific Tbk................................   293,000      34,791
   *PT Berlian Laju Tanker Tbk...........................   514,666      17,853
   *PT Bhakti Investama Tbk.............................. 2,617,500      79,825
    PT Bisi International Tbk............................   255,500      43,525
    PT Bumi Resources Tbk................................ 2,205,500     787,340
   *PT Bumi Serpong Damai Tbk............................    51,500       6,160
   *PT Central Proteinaprima Tbk......................... 4,938,500      30,784
    PT Charoen Pokphand Indonesia Tbk....................   707,500     226,270
   *PT Ciputra Development Tbk........................... 1,509,076      97,525
   *PT Darma Henwa Tbk................................... 6,780,500      93,900
   *PT Delta Dunia Makmur Tbk............................   451,000      51,868
    PT Elnusa Tbk........................................ 1,488,000      50,513
   *PT Energi Mega Persada Tbk........................... 3,307,500      98,727
    PT Gajah Tunggal Tbk.................................   246,000      94,445
    PT Global Mediacom Tbk............................... 1,018,500     104,197
    PT Gudang Garam Tbk..................................   114,000     681,468
    PT Hexindo Adiperkasa Tbk............................   108,000     102,155
   *PT Holcim Indonesia Tbk..............................   325,000      79,112
   *PT Indah Kiat Pulp & Paper Corp. Tbk.................   490,500      73,804
    PT Indika Energy Tbk.................................   121,000      52,834
    PT Indo Tambangraya Megah Tbk........................    11,500      68,133
    PT Indocement Tunggal Prakarsa Tbk...................    66,000     119,814
    PT Indofood Sukses Makmur Tbk........................   702,000     522,949
   *PT Indosat Tbk ADR...................................     1,609      52,325
    PT International Nickel Indonesia Tbk................   369,000     183,836
    PT Japfa Comfeed Indonesia Tbk.......................    61,500      38,236
   *PT Jasa Marga Tbk....................................   489,000     228,178
    PT Kalbe Farma Tbk...................................   426,000     174,064
    PT Lippo Karawaci Tbk................................ 2,306,250     211,065
    PT Matahari Putra Prima Tbk..........................   520,000      74,661
    PT Mayorah Indah Tbk.................................   107,000     212,848
    PT Medco Energi Internasional Tbk....................   325,000      95,322
    PT Media Nusantara Citra Tbk.........................   613,000      76,981
   *PT Mitra Adiperkasa Tbk..............................    29,500      16,017
   *PT Mitra International Resources Tbk.................   821,000      15,450
   *PT Pabrik Kertas Tjiwi Kimia Tbk.....................   156,500      46,898
   *PT Pakuwon Jati Tbk..................................   602,000      63,578
   *PT Panin Financial Tbk............................... 2,295,000      45,597

                                     1127

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDONESIA -- (Continued)
    PT Perusahaan Gas Negara Tbk.........................   192,500 $    89,831
    PT Perusahaan Perkebunan London Sumatra Indonesia
      Tbk................................................   647,500     178,563
    PT Ramayana Lestari Sentosa Tbk......................   232,824      22,949
   *PT Salim Ivomas Pratama Tbk..........................     3,532         590
   *PT Sampoerna Agro Tbk................................   209,500      89,713
    PT Semen Gresik Persero Tbk..........................   106,000     117,591
   *PT Sentul City Tbk................................... 2,917,500      65,777
    PT Summarecon Agung Tbk.............................. 1,565,500     235,427
    PT Surya Citra Media Tbk.............................    75,000      57,692
    PT Tambang Batubara Bukit Asam Tbk...................    22,000      55,044
    PT Telekomunikasi Indonesia Tbk......................     7,000       6,058
    PT Telekomunikasi Indonesia Tbk Sponsored ADR........     3,700     129,130
    PT Timah Tbk.........................................   380,500     109,267
    PT Trada Maritime Tbk................................   441,000      30,534
   *PT Truba Alam Manunggal Engineering Tbk.............. 2,841,000      20,362
    PT Tunas Ridean Tbk..................................   537,500      46,143
    PT Unilever Indonesia Tbk............................    34,000      62,350
    PT United Tractors Tbk...............................   188,924     605,994
    PT Wijaya Karya Tbk..................................   754,500      60,176
    PT XL Axiata Tbk.....................................   221,000     149,185
                                                                    -----------
TOTAL INDONESIA..........................................            11,376,071
                                                                    -----------
IRELAND -- (0.4%)
   *Aer Lingus Group P.L.C...............................    17,870      17,376
   *Allied Irish Banks P.L.C.............................    29,187       4,333
   *Allied Irish Banks P.L.C. Sponsored ADR..............     4,860       8,359
   *Anglo Irish Bank Corp. P.L.C.........................   114,377      35,664
   *Bank of Ireland P.L.C. Sponsored ADR.................     2,000       2,880
    C&C Group P.L.C......................................    62,601     318,077
   *CRH P.L.C............................................    31,891     625,613
   #CRH P.L.C. Sponsored ADR.............................    41,244     817,869
    DCC P.L.C............................................    15,578     421,265
    Dragon Oil P.L.C.....................................    33,985     304,477
   *Elan Corp. P.L.C.....................................     9,558     106,817
   *Elan Corp. P.L.C. Sponsored ADR......................    37,910     419,285
    FBD Holdings P.L.C...................................     7,310      72,292
    Glanbia P.L.C........................................     5,137      33,727
   *Governor & Co. of the Bank of Ireland P.L.C. (The)...   418,851      63,476
    Grafton Group P.L.C..................................    31,048     129,762
    Greencore Group P.L.C................................    63,753      85,982
    IFG Group P.L.C......................................     5,585      14,061
   *Independent News & Media P.L.C.......................    28,356      13,613
    Irish Continental Group P.L.C........................     1,047      22,947
   *Kenmare Resources P.L.C..............................    13,695      12,791
   *Kerry Group P.L.C....................................    13,951     576,297
    Kingspan Group P.L.C.................................    21,314     214,333
    Paddy Power P.L.C....................................     1,652      80,798
   *Smurfit Kappa Group P.L.C............................    20,104     206,940
    United Drug P.L.C....................................    82,490     276,877
                                                                    -----------
TOTAL IRELAND............................................             4,885,911
                                                                    -----------
ISRAEL -- (0.5%)
   *Africa Israel Investments, Ltd.......................     9,451      56,773
   *Airport City, Ltd....................................       978       4,344
    Alon Holdings Blue Square Israel, Ltd................     1,974      16,442
   *AL-ROV Israel, Ltd...................................       855      25,977
   *Alvarion, Ltd........................................    10,204      15,365
    Amot Investments, Ltd................................     1,641       4,586
   *AudioCodes, Ltd......................................     7,800      42,430
   *Bank Hapoalim B.M....................................   117,777     582,354
    Bank Leumi Le-Israel B.M.............................   117,544     545,612

                                     1128

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
ISRAEL -- (Continued)
    Bayside Land Corp.......................................      66 $   15,623
    Bezeq Israeli Telecommunication Corp., Ltd..............  39,063     94,626
   *Biocell, Ltd............................................     864      7,409
   *BioLine RX, Ltd.........................................  36,745     17,554
    Cellcom Israel, Ltd.....................................   1,200     31,596
   *Ceragon Networks, Ltd...................................   2,962     37,197
   *Clal Biotechnology Industries, Ltd......................   2,783     15,304
    Clal Industries & Investments, Ltd......................  10,044     66,120
    Clal Insurance Enterprises Holdings, Ltd................   3,302     74,089
    Delek Automotive Systems, Ltd...........................   7,070     75,378
   *Delek Energy Systems, Ltd...............................      51     19,553
    DS Apex Holdings, Ltd...................................   1,650      9,628
   *Elbit Medical Imaging, Ltd..............................     875      5,211
    Elbit Systems, Ltd......................................     926     43,803
    Elbit Systems, Ltd. ADR.................................     900     42,201
    Electra (Israel), Ltd...................................     470     51,003
   *Electra Real Estate, Ltd................................       1          5
   *EZchip Semiconductor, Ltd. (6554998)....................     586     18,347
   *EZchip Semiconductor, Ltd. (M4146Y108)..................     313      9,669
    First International Bank of Israel, Ltd.................  11,344    163,322
    FMS Enterprises Migun, Ltd..............................     863     20,059
    Formula Systems, Ltd....................................   2,025     36,851
    Frutarom Industries, Ltd................................   8,502     90,613
    Fundtech, Ltd...........................................     400      7,560
   *Given Imaging, Ltd......................................      67      1,304
    Granite Hacarmel Investments, Ltd.......................   5,452     10,296
   *Hadera Paper, Ltd.......................................     219     13,771
    Harel Insurance Investments & Finances, Ltd.............   2,057    107,337
   *Hot Telecommunications Systems, Ltd.....................   7,045    117,044
   *Industrial Building Corp., Ltd..........................   4,213      8,214
    Israel Chemicals, Ltd...................................   8,774    147,522
   *Israel Discount Bank, Ltd............................... 125,506    242,403
    Israel Land Development Co., Ltd. (The).................   2,737     24,137
    Ituran Location & Control, Ltd..........................   5,755     79,222
   *Jerusalem Oil Exploration, Ltd..........................   1,858     32,820
   *Kamada, Ltd.............................................   1,118      8,284
   *Makhteshim-Agan Industries, Ltd.........................  31,047    170,886
    Matrix IT, Ltd..........................................   3,013     17,598
    Melisron, Ltd...........................................   1,169     25,511
   *Mellanox Technologies, Ltd..............................   3,132    106,853
   *Menorah Mivtachim Holdings, Ltd.........................   6,823     68,229
    Migdal Insurance & Financial Holding, Ltd...............  58,646     99,776
    Mizrahi Tefahot Bank, Ltd...............................  15,377    161,573
   *Naphtha Israel Petroleum Corp., Ltd.....................   1,415      4,825
    Neto M.E. Holdings, Ltd.................................     279     14,663
    NetVision, Ltd..........................................   2,970     41,401
   *NICE Systems, Ltd. Sponsored ADR........................  10,340    369,345
   *Nitsba Holdings 1995, Ltd...............................   1,692     15,796
   *Oil Refineries, Ltd..................................... 178,646    120,331
    Ormat Industries, Ltd...................................  11,117     73,291
    Osem Investments, Ltd...................................   3,323     55,050
    Partner Communications Co., Ltd.........................   2,606     37,384
    Partner Communications Co., Ltd. ADR....................   1,600     23,152
    Paz Oil Co., Ltd........................................     608     95,809
    Phoenix Holdings, Ltd. (The)............................  11,233     34,413
   *RADVision, Ltd..........................................   2,224     16,240
   *Retalix, Ltd............................................   3,337     50,787
   *Scailex Corp, Ltd.......................................     700      9,635
    Strauss Group, Ltd......................................   4,340     65,129
    Super-Sol, Ltd. Series B................................   7,747     43,463
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR......  31,270  1,458,433

                                     1129

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
ISRAEL -- (Continued)
   *Tower Semiconductor, Ltd................................  21,672 $   22,725
    Union Bank of Israel, Ltd...............................   3,607     16,616
                                                                     ----------
TOTAL ISRAEL................................................          6,257,872
                                                                     ----------
ITALY -- (1.6%)
    A2A SpA.................................................  77,801    111,508
    ACEA SpA................................................   8,786     77,283
    Acegas-APS SpA..........................................   5,746     32,503
   *Acotel Group SpA........................................     188      7,703
   *Aedes SpA............................................... 121,157     18,011
    Alerion Cleanpower SpA..................................   2,885     21,701
    Amplifon SpA............................................  34,050    218,107
    Ansaldo STS SpA.........................................   3,769     36,426
    Arnoldo Mondadori Editore SpA...........................  24,039     76,014
    Ascopiave SpA...........................................   6,261     13,583
    Assicurazioni Generali SpA..............................  36,160    686,318
    Astaldi SpA.............................................  10,298     63,259
    Atlantia SpA............................................   5,591    103,520
    Autogrill SpA...........................................   8,470    111,477
    Azimut Holding SpA......................................  13,319    108,570
    Banca Carige SpA........................................  95,637    198,038
    Banca Generali SpA......................................  10,206    121,973
    Banca Monte Dei Paschi di Siena SpA..................... 558,744    418,761
    Banca Piccolo Credito Valtellinese Scarl................  51,777    213,776
    Banca Popolare dell'Emilia Romagna Scrl.................  30,476    306,356
   *Banca Popolare dell'Etruria e del Lazio Scarl...........  10,296     28,869
   #Banca Popolare di Milano Scarl..........................  54,263    117,051
    Banca Popolare di Sondrio Scarl.........................  44,844    340,656
    Banca Profilo SpA.......................................   4,046      1,944
    Banco di Desio e della Brianza SpA......................   7,525     37,796
    Banco Popolare Scarl.................................... 102,463    196,298
    BasicNet SpA............................................   9,483     32,336
    Benetton Group SpA......................................   9,584     66,509
   *Biesse SpA..............................................   2,010     13,193
    Brembo SpA..............................................   7,759    104,259
   *Brioschi Sviluppo Immobiliare SpA....................... 158,823     32,286
    Bulgari SpA.............................................  17,144    303,386
   *Buongiorno SpA..........................................  19,467     36,094
   *Buzzi Unicem SpA........................................  13,310    155,961
    C.I.R. SpA - Compagnie Industriali Riunite..............  64,552    151,172
    Caltagirone Editore SpA.................................   4,600      9,445
   *Carraro SpA.............................................   8,171     34,172
    Cementir Holding SpA....................................  16,325     42,369
    Credito Artigiano SpA...................................  18,471     32,299
    Credito Bergamasco SpA..................................   1,348     42,774
    Credito Emiliano SpA....................................  12,577     63,607
    Danieli & Co. SpA.......................................   1,730     46,218
    Datalogic SpA...........................................   2,581     23,680
    Davide Campari - Milano SpA.............................  36,106    297,853
    De Longhi SpA...........................................   2,784     34,279
   *DeA Capital SpA.........................................  29,388     62,479
    DiaSorin SpA............................................   2,217    109,589
   *Digital Multimedia Technologies SpA.....................   3,065     95,183
    Enel SpA................................................ 122,254    704,106
    Eni SpA.................................................  36,261    787,993
    Eni SpA Sponsored ADR...................................  28,024  1,212,879
    ERG SpA.................................................   8,111    108,021
    Esprinet SpA............................................  14,382     76,254
   *Eurotech SpA............................................  11,463     30,143
    Falck Renewables SpA....................................  11,517     19,625
   *Fiat Industrial SpA.....................................  38,883    513,246

                                     1130

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
ITALY -- (Continued)
    Fiat SpA................................................  63,619 $  628,586
    Finmeccanica SpA........................................  63,882    490,176
   *Fondiaria-Sai SpA.......................................  26,734     69,429
   *Gemina SpA..............................................  98,708     99,991
    Geox SpA................................................   5,423     27,863
   *Gruppo Coin SpA.........................................   6,187     57,461
    Gruppo Editoriale L'Espresso SpA........................  19,872     46,147
    Hera SpA................................................  62,720    123,655
    Immsi SpA...............................................  36,255     40,739
   *Impregilo SpA........................................... 120,159    340,844
    Indesit Co. SpA.........................................   2,959     23,596
    Industria Macchine Automatiche SpA......................   1,478     31,069
    Interpump Group SpA.....................................  11,739     95,175
    Intesa Sanpaolo SpA..................................... 557,609  1,286,296
    Intesa Sanpaolo SpA Sponsored ADR.......................     200      2,758
    Iren SpA................................................  16,801     27,707
    Italcementi SpA.........................................  17,174    138,195
    Italmobiliare SpA.......................................   1,543     54,185
   *Juventus Football Club SpA..............................  29,868     34,995
    KME Group SpA........................................... 131,121     56,266
    Landi Renzo SpA.........................................   9,013     27,749
   *Lottomatica SpA.........................................   7,267    144,118
    Luxottica Group SpA.....................................   1,046     33,162
    Luxottica Group SpA Sponsored ADR.......................   2,300     72,542
    Maire Tecnimont SpA..................................... 185,629    303,412
    MARR SpA................................................   6,412     81,766
    Mediaset SpA............................................  31,475    134,857
    Mediobanca SpA..........................................  55,777    512,629
   *Mediolanum SpA..........................................  18,162     75,334
   *Milano Assicurazioni SpA................................  48,735     21,282
    Nice SpA................................................   1,842      7,847
   *Parmalat SpA............................................ 239,349    623,345
    Piaggio & C. SpA........................................  18,418     76,137
   *Pininfarina SpA.........................................   8,629     46,858
    Pirelli & Co. SpA.......................................  31,874    330,491
   *Prelios SpA............................................. 165,502     90,236
   *Premafin Finanziaria SpA................................  62,392     33,091
    Prysmian SpA............................................  11,790    218,220
    Recordati SpA...........................................   5,186     56,496
    Reply SpA...............................................     882     22,982
    Sabaf SpA...............................................   1,349     32,733
   *Safilo Group SpA........................................   9,998    134,692
    Saipem SpA..............................................   3,740    194,894
   *Saras SpA...............................................  44,381     91,102
  #*Seat Pagine Gialle SpA.................................. 328,627     27,577
    Snam Rete Gas SpA.......................................  41,865    241,694
    Societa' Cattolica di Assicurazioni S.c.r.l.............   5,909    142,987
    Societa Iniziative Autostradali e Servizi SpA...........   9,819     96,668
    Sogefi SpA..............................................  11,540     43,021
    Sol SpA.................................................  11,034     91,285
   *Sorin SpA...............................................  55,777    156,388
   *Telecom Italia Media SpA................................  35,176      9,772
    Telecom Italia SpA...................................... 437,423    550,407
    Telecom Italia SpA Sponsored ADR........................  56,246    703,075
   #Tenaris SA ADR..........................................   3,600    159,120
    Terna Rete Elettrica Nazionale SpA......................  70,124    317,975
  #*Tiscali SpA.............................................  91,625      8,060
    Tod's SpA...............................................     719     96,212
    Trevi Finanziaria SpA...................................   3,901     50,024
    UniCredit SpA........................................... 767,057  1,368,336
    Unione di Banche Italiane ScpA.......................... 103,010    494,380

                                     1131

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
ITALY -- (Continued)
   *Unipol Gruppo Finanziario SpA.......................... 166,942 $    76,974
    Vittoria Assicurazioni SpA.............................   3,672      18,406
   *Yoox SpA...............................................   1,840      31,338
    Zignago Vetro SpA......................................   1,242       9,781
                                                                    -----------
TOTAL ITALY................................................          20,643,499
                                                                    -----------
JAPAN -- (13.8%)
    77 Bank, Ltd. (The)....................................  65,000     285,024
    A&D Co., Ltd...........................................   5,400      26,844
    Accordia Golf Co., Ltd.................................     185     138,290
    Achilles Corp..........................................  26,000      37,373
    Adeka Corp.............................................  15,700     161,680
   *Aderans Co., Ltd.......................................   2,700      25,332
    Advantest Corp. ADR....................................   3,900      68,991
    AEON Co., Ltd..........................................  36,200     455,890
    Aeon Delight Co., Ltd..................................   1,500      33,108
    Aeon Fantasy Co., Ltd..................................   4,600      67,264
    Aeon Mall Co., Ltd.....................................   1,800      46,281
    Agrex, Inc.............................................     600       5,760
    Ahresty Corp...........................................   1,700      14,506
    Ai Holdings Corp.......................................   8,200      34,554
    Aica Kogyo Co., Ltd....................................   7,700     109,217
    Aichi Bank, Ltd. (The).................................   1,400      76,660
    Aichi Corp.............................................   8,300      38,206
    Aichi Machine Industry Co., Ltd........................  19,000      73,682
    Aichi Steel Corp.......................................  21,000     141,995
    Aida Engineering, Ltd..................................  17,800      93,647
    Ain Pharmaciez, Inc....................................   1,000      40,901
    Aiphone Co., Ltd.......................................   2,500      47,040
    Air Water, Inc.........................................   6,000      72,774
    Airport Facilities Co., Ltd............................  10,300      41,536
    Aisan Industry Co., Ltd................................   4,900      48,723
    Aisin Seiki Co., Ltd...................................  14,900     571,761
    Ajinomoto Co., Inc.....................................  50,000     619,796
    Akebono Brake Industry Co., Ltd........................  13,200      73,456
    Akita Bank, Ltd. (The).................................  32,000      97,560
  #*Alconix Corp...........................................   2,100      60,170
    Alfresa Holdings Corp..................................   6,900     282,004
    All Nippon Airways Co., Ltd............................  20,000      67,758
    Allied Telesis Holdings K.K............................  38,200      44,359
    Alpen Co., Ltd.........................................   2,300      39,777
    Alpha Systems, Inc.....................................     900      14,083
    Alpine Electronics, Inc................................   7,400     110,504
    Alps Electric Co., Ltd.................................  24,200     272,013
    Alps Logistics Co., Ltd................................   2,200      21,943
    Amada Co., Ltd.........................................  46,000     356,578
    Amano Corp.............................................  10,400      99,295
    Amuse, Inc.............................................   2,600      30,707
    Anest Iwata Corp.......................................   5,000      25,688
    Anritsu Corp...........................................  21,000     227,617
    AOC Holdings, Inc......................................  10,500      80,950
    AOI Electronic Co., Ltd................................   1,100      20,312
    AOKI Holdings, Inc.....................................   4,000      65,666
    Aomori Bank, Ltd. (The)................................  34,000     109,342
    Aoyama Trading Co., Ltd................................  10,700     186,674
    Aozora Bank, Ltd....................................... 101,000     246,338
    Arakawa Chemical Industries, Ltd.......................   3,900      37,966
    Arc Land Sakamoto Co., Ltd.............................   2,200      39,471
    Arcs Co., Ltd..........................................   4,600      80,471
    Ariake Japan Co., Ltd..................................   2,200      44,927
    Arisawa Manufacturing Co., Ltd.........................   7,000      38,348

                                     1132

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Arnest One Corp...........................................   8,300 $ 96,044
    As One Corp...............................................   2,100   44,497
    Asahi Co., Ltd............................................   2,000   41,281
    Asahi Diamond Industrial Co., Ltd.........................   6,000  141,892
    Asahi Glass Co., Ltd......................................  50,000  577,683
    Asahi Group Holdings, Ltd.................................  12,200  258,156
    Asahi Holdings, Inc.......................................   3,100   70,169
    Asahi Kasei Corp..........................................  72,000  509,342
    Asahi Organic Chemicals Industry Co., Ltd.................  15,000   41,110
   *Asahi Tec Corp............................................ 680,000  221,729
    ASATSU-DK, Inc............................................   5,400  148,892
    Asax Co., Ltd.............................................       1    1,492
    Asics Corp................................................   5,000   75,816
    ASKA Pharmaceutical Co., Ltd..............................   6,000   44,053
    Astellas Pharma, Inc......................................   4,900  190,365
   *Atom Corp.................................................     300    1,048
    Atsugi Co., Ltd...........................................  29,000   36,850
    Autobacs Seven Co., Ltd...................................   5,300  238,604
    Avex Group Holdings, Inc..................................   4,700   63,785
    Awa Bank, Ltd. (The)......................................  32,000  208,069
    Bando Chemical Industries, Ltd............................  16,000   69,986
    Bank of Iwate, Ltd. (The).................................   3,000  122,423
    Bank of Kyoto, Ltd. (The).................................  30,000  273,823
    Bank of Nagoya, Ltd. (The)................................  26,000   81,568
    Bank of Okinawa, Ltd. (The)...............................   3,600  168,767
    Bank of Saga, Ltd. (The)..................................  25,000   64,228
    Bank of the Ryukyus, Ltd..................................   7,700  100,964
    Bank of Yokohama, Ltd. (The).............................. 114,000  558,348
    Belc Co., Ltd.............................................     600    8,625
    Belluna Co., Ltd..........................................   5,950   41,241
    Benesse Holdings, Inc.....................................   1,200   51,882
   *Best Denki Co., Ltd.......................................  13,000   40,713
    Bic Camera, Inc...........................................      89   51,437
    BML, Inc..................................................   1,300   34,844
    Bookoff Corp..............................................   3,500   32,732
    Bridgestone Corp..........................................  20,600  512,438
    Brother Industries, Ltd...................................  27,500  428,993
    Bunka Shutter Co., Ltd....................................  11,000   32,790
    CAC Corp..................................................   4,000   32,896
    Calsonic Kansei Corp......................................  28,000  182,646
    Canon Electronics, Inc....................................   2,800   76,891
    Canon Marketing Japan, Inc................................  11,400  141,774
    Canon, Inc. Sponsored ADR.................................   7,560  365,299
    Capcom Co., Ltd...........................................   1,600   41,914
    Casio Computer Co., Ltd...................................  29,700  210,164
    Cawachi, Ltd..............................................   1,800   36,827
    Central Glass Co., Ltd....................................  27,000  135,184
    Central Japan Railway Co., Ltd............................      16  137,872
    Central Security Patrols Co., Ltd.........................   2,100   21,947
    Century Tokyo Leasing Corp................................  10,100  194,788
    Chiba Bank, Ltd. (The)....................................  59,000  373,903
   *Chiba Kogyo Bank, Ltd. (The)..............................   5,200   30,315
    Chino Corp................................................   1,000    2,815
    Chiyoda Co., Ltd..........................................   4,900   80,802
    Chiyoda Corp..............................................  18,000  229,919
    Chiyoda Integre Co., Ltd..................................   3,700   51,902
    Chubu Electric Power Co., Ltd.............................   7,400  127,086
    Chubu Shiryo Co., Ltd.....................................   6,000   40,999
    Chuetsu Pulp & Paper Co., Ltd.............................  20,000   33,426
    Chugai Pharmaceutical Co., Ltd............................   2,500   44,394
    Chugai Ro Co., Ltd........................................  14,000   47,400

                                     1133

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Chugoku Bank, Ltd. (The)..................................  33,000 $419,752
    Chugoku Electric Power Co., Ltd. (The)....................   6,200  100,118
    Chugoku Marine Paints, Ltd................................   7,000   56,493
    Chukyo Bank, Ltd. (The)...................................  19,000   47,148
   *Chuo Denki Kogyo Co., Ltd.................................   5,100   24,198
    Chuo Mitsui Trust Holdings, Inc........................... 171,440  631,537
    Chuo Spring Co., Ltd......................................   4,000   14,954
    Circle K Sunkus Co., Ltd..................................   9,800  162,271
    Citizen Holdings Co., Ltd.................................  42,800  256,982
    CKD Corp..................................................  11,200   96,338
    Cleanup Corp..............................................   3,400   21,758
   #CMIC Co., Ltd.............................................   2,000   36,144
    CMK Corp..................................................  11,500   44,394
    Coca-Cola Central Japan Co., Ltd..........................   3,500   48,233
    Coca-Cola West Co., Ltd...................................  10,400  208,045
    Cocokara fine, Inc........................................   4,300  112,223
    Colowide Co., Ltd.........................................   6,000   37,604
    Computer Engineering & Consulting, Ltd....................   6,400   33,980
    Comsys Holdings Corp......................................  17,700  176,287
  #*Co-Op Chemical Co., Ltd...................................   8,000   10,670
    Corona Corp...............................................   2,600   29,570
    Cosel Co., Ltd............................................   4,000   70,319
    Cosmo Oil Co., Ltd........................................ 101,000  304,839
    Cosmos Pharmaceutical Corp................................   1,900   88,493
    Credit Saison Co., Ltd....................................  23,000  390,101
  #*CSK Corp..................................................   7,500   31,492
    Dai Nippon Printing Co., Ltd..............................  54,000  613,172
    Dai Nippon Toryo, Ltd.....................................  11,000   13,391
    Daibiru Corp..............................................   7,300   54,326
    Daicel Chemical Industries, Ltd...........................  46,000  329,106
    Dai-Dan Co., Ltd..........................................   9,000   60,880
    Daido Kogyo Co., Ltd......................................  11,553   25,533
    Daido Metal Co., Ltd......................................  10,000  107,131
    Daido Steel Co., Ltd......................................  49,000  347,389
    Daidoh, Ltd...............................................   4,000   41,283
   *Daiei, Inc. (The).........................................  17,950   67,664
    Daifuku Co., Ltd..........................................  17,500  112,836
    Daihatsu Motor Co., Ltd...................................   8,000  140,124
    Daihen Corp...............................................  15,000   56,899
  #*Daiichi Chuo K.K..........................................  24,000   42,611
    Daiichi Jitsugyo Co., Ltd.................................   2,000   10,679
    Daiichi Kigenso Kagaku-Kyogyo Co., Ltd....................   1,100   48,102
    Daiichi Kogyo Seiyaku Co., Ltd............................   6,000   20,922
    Dai-ichi Life Insurance Co., Ltd. (The)...................      35   49,539
    Daiichi Sankyo Co., Ltd...................................   7,300  150,854
    Daiken Corp...............................................  20,000   72,714
    Daiki Aluminium Industry Co., Ltd.........................  10,000   30,069
    Daikin Industries, Ltd....................................   2,700   95,781
    Daiko Clearing Services Corp..............................   2,900   10,466
    Daikoku Denki Co., Ltd....................................   2,100   20,451
   *Daikyo, Inc...............................................  36,000   69,696
    Dainichiseika Colour & Chemicals Manufacturing Co., Ltd...  15,000   75,066
    Dainippon Screen Manufacturing Co., Ltd...................  20,000  157,231
    Dainippon Sumitomo Pharma Co., Ltd........................  17,600  178,895
    Daio Paper Corp...........................................  15,000  117,474
    Daisan Bank, Ltd. (The)...................................  22,000   51,957
    Daiseki Co., Ltd..........................................   1,800   35,488
    Daishi Bank, Ltd. (The)...................................  48,000  146,296
    Daiso Co., Ltd............................................  15,000   62,096
    Daisyo Corp...............................................   2,500   30,945
    Daito Trust Construction Co., Ltd.........................   1,700  163,637

                                     1134

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Daiwa House Industry Co., Ltd.............................  46,000 $619,911
    Daiwa Industries, Ltd.....................................   2,100   10,951
    Daiwa Securities Group, Inc............................... 166,000  722,026
    Daiwabo Holdings Co., Ltd.................................  26,000   58,504
    DCM Holdings Co., Ltd.....................................  16,000  121,545
    Denki Kagaku Kogyo K.K....................................  59,000  284,662
    Denki Kogyo Co., Ltd......................................  16,000   75,873
    Denso Corp................................................  18,800  668,075
    Dentsu, Inc...............................................  11,300  351,509
    Denyo Co., Ltd............................................   5,400   72,225
    Descente, Ltd.............................................  11,000   62,225
    DIC Corp..................................................  74,000  172,367
    Disco Corp................................................   2,700  157,023
    Don Quijote Co., Ltd......................................   2,200   75,789
    Doshisha Co., Ltd.........................................   3,000   80,645
    Doutor Nichires Holdings Co., Ltd.........................   6,300   83,692
    Dowa Holdings Co., Ltd....................................  24,000  160,772
    DTS Corp..................................................   3,900   43,730
    Duskin Co., Ltd...........................................   9,600  194,250
    Dydo Drinco, Inc..........................................   1,600   62,300
    eAccess, Ltd..............................................      64   28,335
    Eagle Industry Co., Ltd...................................   6,000   86,849
   *Earth Chemical Co., Ltd...................................     200    7,201
    East Japan Railway Co.....................................   4,000  251,738
    Ebara Corp................................................  53,000  311,724
   #Edion Corp................................................  12,900  133,865
    Ehime Bank, Ltd. (The)....................................  33,000   97,006
   *Eidai Co., Ltd............................................   4,000   15,346
    Eighteenth Bank, Ltd. (The)...............................  27,000   73,188
    Eiken Chemical Co., Ltd...................................   1,600   21,190
    Eisai Co., Ltd............................................   2,100   85,234
    Eizo Nanao Corp...........................................   4,000   74,658
    Electric Power Development Co., Ltd.......................   3,000   79,325
    Elematec Corp.............................................   2,800   39,841
   *Elpida Memory, Inc........................................  32,900  303,700
    Enplas Corp...............................................   3,500   54,364
    EPS Co., Ltd..............................................      18   42,320
    ESPEC Corp................................................   5,900   43,120
    Excel Co., Ltd............................................   1,900   19,892
    Exedy Corp................................................   4,100  154,918
    Ezaki Glico Co., Ltd......................................   9,000  103,513
   *F&A Aqua Holdings, Inc....................................   2,600   26,735
    Faith, Inc................................................      50    6,402
    FamilyMart Co., Ltd.......................................   1,400   52,897
    Fancl Corp................................................   5,900   79,798
    FANUC Corp................................................   1,300  245,924
    Fast Retailing Co., Ltd...................................     400   70,796
    FCC Co., Ltd..............................................   3,000   72,016
   *FDK Corp..................................................  21,000   31,877
    Felissimo Corp............................................     600    9,118
   *FIDEA Holdings Co., Ltd...................................  12,400   31,886
  #*First Baking Co., Ltd.....................................   1,000    1,141
    Foster Electric Co., Ltd..................................   4,700   78,543
    FP Corp...................................................   1,000   65,092
    France Bed Holdings Co., Ltd..............................  27,000   34,927
    F-Tech, Inc...............................................     400    6,362
   *Fudo Tetra Corp...........................................  41,100   75,264
    Fuji Co., Ltd.............................................   2,400   53,604
    Fuji Corp, Ltd............................................   4,000   20,335
    Fuji Electric Holdings Co., Ltd...........................  64,000  208,359
    Fuji Electronics Co., Ltd.................................   1,500   23,043

                                     1135

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Fuji Furukawa Engineering & Construction Co., Ltd..........  1,000 $  2,138
    Fuji Heavy Industries, Ltd................................. 76,000  608,479
   *Fuji Kiko Co., Ltd.........................................  4,000   16,623
    Fuji Oil Co., Ltd..........................................  8,400  127,984
    Fuji Seal International, Inc...............................  2,600   58,870
    Fuji Soft, Inc.............................................  2,500   37,211
    Fuji Television Network, Inc...............................     43   66,592
    Fujicco Co., Ltd...........................................  4,000   50,388
    FUJIFILM Holdings Corp..................................... 26,000  785,202
    Fujikura Kasei Co., Ltd....................................  5,300   29,594
    Fujikura, Ltd.............................................. 60,000  283,521
    Fujimi, Inc................................................  2,700   31,818
    Fujimori Kogyo Co., Ltd....................................  2,700   38,571
    Fujitec Co., Ltd........................................... 13,000   76,686
    Fujitsu Frontech, Ltd......................................  5,600   41,255
    Fujitsu, Ltd............................................... 71,500  420,790
    Fukuda Corp................................................  3,000   11,548
    Fukui Bank, Ltd. (The)..................................... 38,000  111,492
    Fukuoka Financial Group, Inc............................... 71,400  303,594
    Fukushima Bank, Ltd........................................ 12,000    6,211
    Fukusima Industries Corp...................................  1,100   13,951
    Fukuyama Transporting Co., Ltd............................. 28,000  163,525
    Funai Consulting, Inc......................................  3,700   24,614
    Funai Electric Co., Ltd....................................  3,600   93,504
   *Furukawa Co., Ltd.......................................... 37,000   37,412
    Furukawa Electric Co., Ltd................................. 33,000  141,782
    Furukawa-Sky Aluminum Corp................................. 18,000   67,465
    Furusato Industries, Ltd...................................  1,000    7,231
    Fuso Pharmaceutical Industries, Ltd........................ 13,000   37,112
    Futaba Corp................................................  6,000  109,328
    Futaba Industrial Co., Ltd.................................  5,800   46,265
    Fuyo General Lease Co., Ltd................................  3,100  109,855
    Gakken Holdings Co., Ltd................................... 21,000   45,840
    GEO Co., Ltd...............................................     57   73,735
    Glory, Ltd.................................................  9,100  212,827
    GMO Internet, Inc..........................................  7,900   35,973
    Godo Steel, Ltd............................................ 15,000   38,015
    Goldcrest Co., Ltd.........................................  3,510   82,434
    Goldwin, Inc............................................... 13,000   44,627
    Gourmet Kineya Co., Ltd....................................  3,000   17,530
   #GS Yuasa Corp.............................................. 18,000  124,852
   *GSI Creos Corp............................................. 29,000   43,637
    Gulliver International Co., Ltd............................    980   47,458
    Gun Ei Chemical Industry Co., Ltd..........................  1,000    2,945
    Gunma Bank, Ltd. (The)..................................... 71,000  377,399
    Gunze, Ltd................................................. 29,000  108,574
    H2O Retailing Corp......................................... 19,000  145,146
    Hachijuni Bank, Ltd. (The)................................. 39,000  216,405
    Hakudo Co., Ltd............................................  2,800   29,635
    Hakuhodo Dy Holdings, Inc..................................  4,270  235,918
    Hakuto Co., Ltd............................................  5,400   54,023
   *Hamakyorex Co., Ltd........................................    700   24,032
   #Hamamatsu Photonics K.K....................................  4,200  188,995
   *Hankyu Hanshin Holdings, Inc............................... 75,000  301,917
    Hanwa Co., Ltd............................................. 35,000  154,505
    Happinet Corp..............................................  2,500   31,593
    Harashin Narus Holdings Co., Ltd...........................  2,200   35,495
   *Haseko Corp................................................ 44,000   35,868
   *Hazama Corp................................................ 33,800   47,871
    Heiwa Corp.................................................  5,600   90,933
   *Heiwa Real Estate Co., Ltd................................. 29,000   66,857

                                     1136

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Heiwado Co., Ltd........................................   5,400 $   70,759
    Hibiya Engineering, Ltd.................................   6,000     64,564
    Hiday Hidaka Corp.......................................   2,400     38,961
    Higashi-Nippon Bank, Ltd................................  26,000     55,848
    Higo Bank, Ltd. (The)...................................  34,000    191,984
    Hikari Tsushin, Inc.....................................   4,000     98,257
    Hino Motors, Ltd........................................  45,000    279,199
    Hioki EE Corp...........................................     700     13,928
    Hirose Electric Co., Ltd................................   1,000    100,181
    Hiroshima Bank, Ltd. (The)..............................  90,000    395,861
    HIS Co., Ltd............................................   3,500     98,502
   *Hisaka Works, Ltd.......................................   5,000     71,536
    Hisamitsu Pharmaceutical Co., Inc.......................   1,000     43,587
    Hitachi Cable, Ltd......................................  33,000     94,940
    Hitachi Capital Corp....................................   8,400    123,452
    Hitachi Chemical Co., Ltd...............................  13,200    261,520
    Hitachi Construction Machinery Co., Ltd.................   9,200    207,518
    Hitachi High-Technologies Corp..........................  12,800    277,250
    Hitachi Koki Co., Ltd...................................   9,000     82,049
    Hitachi Kokusai Electric, Inc...........................  10,000     81,106
    Hitachi Medical Corp....................................   6,000     77,203
    Hitachi Metals, Ltd.....................................  12,000    169,456
    Hitachi Tool Engineering, Ltd...........................   1,400     15,438
    Hitachi Transport System, Ltd...........................   8,500    152,788
    Hitachi Zosen Corp......................................  93,500    153,768
    Hitachi, Ltd. ADR.......................................  14,780    914,439
    Hodogaya Chemical Co., Ltd..............................   8,000     33,443
    Hogy Medical Co., Ltd...................................   2,000     89,586
    Hokkaido Electric Power Co., Inc........................   4,400     67,414
    Hokkaido Gas Co., Ltd...................................   7,000     24,828
    Hokkan Holdings, Ltd....................................  15,000     47,363
    Hokko Chemical Industry Co., Ltd........................   7,000     21,230
    Hokkoku Bank, Ltd. (The)................................  39,000    137,134
    Hokuetsu Bank, Ltd. (The)...............................  34,000     72,646
    Hokuetsu Kishu Paper Co., Ltd...........................  23,500    147,013
    Hokuhoku Financial Group, Inc........................... 182,000    379,963
    Hokuriku Electric Power Co., Inc........................   3,800     68,130
    Hokuto Corp.............................................   2,000     45,824
    Honda Motor Co., Ltd....................................     300     11,903
    Honda Motor Co., Ltd. Sponsored ADR.....................  37,467  1,490,437
    Honeys Co., Ltd.........................................     950     10,805
    Horiba, Ltd.............................................   3,100    102,873
    Horipro, Inc............................................     400      3,660
    Hoshizaki Electric Co., Ltd.............................   3,500     79,445
    Hosiden Corp............................................   9,100     77,479
    Hosokawa Micron Corp....................................   5,000     30,175
    House Foods Corp........................................  11,700    210,702
   *Howa Machinery, Ltd.....................................   5,000      4,748
    Hoya Corp...............................................   5,800    140,759
    Hulic Co., Ltd..........................................   7,400     78,615
    Hyakugo Bank, Ltd. (The)................................  45,000    178,248
   *Hyakujishi Bank, Ltd. (The).............................  40,000    145,726
    Ibiden Co., Ltd.........................................  11,000    332,898
    IBJ Leasing Co., Ltd....................................   3,700     90,861
    Ichibanya Co., Ltd......................................     500     15,870
    Ichikoh Industries, Ltd.................................   6,000     14,301
    Ichiyoshi Securities Co., Ltd...........................   5,000     28,317
    Icom, Inc...............................................   2,100     54,305
    Idec Corp...............................................   6,400     77,864
    Idemitsu Kosan Co., Ltd.................................   2,600    301,908
    Ihara Chemical Industry Co., Ltd........................   6,000     22,310

                                     1137

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    IHI Corp................................................ 163,000 $  439,201
    Iida Home Max Co., Ltd..................................   4,800     43,938
   #Iino Kaiun Kaisha, Ltd..................................   9,400     42,793
    Imasen Electric Industrial Co., Ltd.....................   3,000     48,692
    Imperial Hotel, Ltd.....................................     550     13,969
   *Impress Holdings, Inc...................................  15,200     22,413
    Inaba Denki Sangyo Co., Ltd.............................   3,400     94,420
    Inaba Seisakusho Co., Ltd...............................   3,700     41,637
    Inabata & Co., Ltd......................................  12,900     81,760
    Inageya Co., Ltd........................................   3,000     34,595
    Ines Corp...............................................   8,100     65,639
    Information Services International-Dentsu, Ltd..........     500      3,281
    Innotech Corp...........................................   2,100     15,322
    Inpex Corp..............................................      80    621,001
    Intage, Inc.............................................     100      2,177
    Internet Initiative Japan, Inc..........................      20     80,382
    Inui Steamship Co., Ltd.................................   6,000     28,377
    Ise Chemical Corp.......................................   3,000     19,978
   *Iseki & Co., Ltd........................................  37,000     95,682
    Isetan Mitsukoshi Holdings, Ltd.........................  37,900    401,506
   *Ishihara Sangyo Kaisha, Ltd.............................  36,000     50,564
    Isuzu Motors, Ltd.......................................  98,000    486,032
    IT Holdings Corp........................................  15,400    149,532
    ITO EN, Ltd.............................................   1,700     31,027
    ITOCHU Corp.............................................  95,000  1,096,058
    Itochu Enex Co., Ltd....................................   9,100     54,303
    Itochu Techno-Solutions Corp............................   3,500    138,403
    Itochu-Shokuhin Co., Ltd................................     300     11,193
    Itoham Foods, Inc.......................................  30,000    121,563
    Itoki Corp..............................................  10,000     22,804
    Iwai Cosmo Holdings, Inc................................   2,200     10,660
   *Iwasaki Electric Co., Ltd...............................  16,000     47,408
    Iwatani International Corp..............................  19,000     68,135
    Iwatsu Electric Co., Ltd................................  10,000     10,490
    Iyo Bank, Ltd. (The)....................................  43,843    412,836
    Izumi Co., Ltd..........................................   6,200     94,271
    Izumiya Co., Ltd........................................  13,000     56,474
    J. Front Retailing Co., Ltd.............................  89,000    422,354
    Jalux, Inc..............................................     800      7,735
   *Jamco Corp..............................................   2,000     14,620
   *Janome Sewing Machine Co., Ltd..........................   2,000      1,707
    Japan Airport Terminal Co., Ltd.........................   9,100    116,838
    Japan Aviation Electronics Industry, Ltd................  12,000     91,899
    Japan Cash Machine Co., Ltd.............................   4,900     38,338
    Japan Digital Laboratory Co., Ltd.......................   4,100     50,742
    Japan Drilling Co., Ltd.................................     800     30,838
    Japan Electronic Materials Corp.........................   2,100     12,555
    Japan Petroleum Exploration Co., Ltd....................   1,900     96,795
    Japan Pulp & Paper Co., Ltd.............................  13,000     47,240
    Japan Radio Co., Ltd....................................   9,000     25,673
    Japan Steel Works, Ltd. (The)...........................   5,000     35,040
    Japan Tobacco, Inc......................................      37    167,679
    Japan Transcity Corp....................................  15,000     48,313
    Japan Vilene Co., Ltd...................................  10,000     46,821
    Japan Wool Textile Co., Ltd. (The)......................  13,000    115,477
    Jastec Co., Ltd.........................................     200      1,267
    JBIS Holdings, Inc......................................   3,000     10,536
    Jeol, Ltd...............................................  10,000     31,828
    JFE Holdings, Inc.......................................  18,000    489,717
    JFE Shoji Holdings, Inc.................................  24,000    119,782
    JGC Corp................................................   2,000     62,462

                                     1138

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Jidosha Buhin Kogyo Co., Ltd............................   3,000 $   18,534
    JMS Co., Ltd............................................   2,000      7,185
    J-Oil Mills, Inc........................................   9,000     27,169
    Joshin Denki Co., Ltd...................................   5,000     57,175
    Joyo Bank, Ltd. (The)...................................  64,000    269,041
    JS Group Corp...........................................  19,600    490,276
    JSP Corp................................................   6,600    122,382
    JSR Corp................................................  17,400    355,357
    JTEKT Corp..............................................  21,900    321,046
   #Juki Corp...............................................  31,000     80,008
    Juroku Bank, Ltd........................................  47,000    147,173
   *JVC Kenwood Holdings, Inc...............................   9,000     50,986
    JX Holdings, Inc........................................ 165,868  1,199,240
    kabu.com Securities Co., Ltd............................   5,900     18,602
    Kadokawa Holdings, Inc..................................   3,200    114,204
    Kaga Electronics Co., Ltd...............................   5,000     56,382
    Kagome Co., Ltd.........................................   2,800     51,273
    Kagoshima Bank, Ltd. (The)..............................  25,000    169,439
    Kajima Corp............................................. 136,000    422,601
    Kakaku.com, Inc.........................................   2,200     87,023
    Kaken Pharmaceutical Co., Ltd...........................   9,000    127,223
    Kameda Seika Co., Ltd...................................   2,100     42,191
    Kamei Corp..............................................   7,000     39,294
    Kamigumi Co., Ltd.......................................  46,000    457,925
    Kanagawa Chuo Kotsu Co., Ltd............................   7,000     37,342
    Kanamoto Co., Ltd.......................................   8,000     62,250
    Kandenko Co., Ltd.......................................  16,000     74,769
    Kaneka Corp.............................................  55,000    351,910
   *Kanematsu Corp..........................................  29,000     29,005
    Kanematsu Electronics, Ltd..............................   6,000     65,407
    Kansai Electric Power Co., Inc..........................   9,900    166,771
    Kansai Paint Co., Ltd...................................  26,000    240,104
    Kanto Auto Works, Ltd...................................   6,300     63,307
    Kanto Denka Kogyo Co., Ltd..............................  12,000     82,571
    Kanto Natural Gas Development Co., Ltd..................   6,000     36,849
    Kao Corp................................................   3,000     84,838
    Kappa Create Co., Ltd...................................   1,450     32,823
    Kasai Kogyo Co., Ltd....................................   7,000     53,949
    Kasumi Co., Ltd.........................................   8,000     48,227
    Katakura Industries Co., Ltd............................   4,600     49,031
    Kato Sangyo Co., Ltd....................................   3,600     75,959
    Kato Works Co., Ltd.....................................  15,000     47,937
    Kawasaki Heavy Industries, Ltd..........................  58,000    212,203
    Kawasaki Kisen Kaisha, Ltd.............................. 104,000    340,349
    Kawasumi Laboratories, Inc..............................   1,000      6,929
    KDDI Corp...............................................      36    267,509
    Keihan Electric Railway Co., Ltd........................  10,000     43,852
    Keihanshin Real Estate Co., Ltd.........................   1,200      5,766
    Keihin Corp.............................................   6,900    153,946
    Keikyu Corp.............................................  10,000     77,917
    Keio Corp...............................................  17,000    102,798
    Keisei Electric Railway Co., Ltd........................  16,000    102,818
    Keiyo Bank, Ltd. (The)..................................  38,000    200,310
    Keiyo Co., Ltd..........................................   6,000     37,338
   *Kenedix, Inc............................................     545    106,384
    Kewpie Corp.............................................  13,400    181,847
    Key Coffee, Inc.........................................   2,800     53,504
    Keyence Corp............................................     220     62,201
    Kikkoman Corp...........................................  23,000    254,290
    Kimoto Co., Ltd.........................................     400      3,660
    Kinden Corp.............................................  23,000    194,553

                                     1139

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Kinki Sharyo Co., Ltd.....................................   6,000 $ 24,307
   #Kintetsu Corp.............................................  33,000  111,356
    Kintetsu World Express, Inc...............................   1,600   54,904
    Kirin Holdings Co., Ltd...................................  28,940  426,186
    Kisoji Co., Ltd...........................................   2,100   38,965
    Kissei Pharmaceutical Co., Ltd............................   6,700  129,575
    Kitagawa Iron Works Co., Ltd..............................  27,000   52,713
    Kita-Nippon Bank, Ltd. (The)..............................   1,300   31,093
    Kito Corp.................................................      11    9,990
    Kitz Corp.................................................  11,000   62,484
    Kiyo Holdings, Inc........................................ 106,000  149,985
    Koa Corp..................................................   7,200   87,790
    Koatsu Gas Kogyo Co., Ltd.................................   8,000   48,601
    Kobayashi Pharmaceutical Co., Ltd.........................   1,400   72,095
    Kobe Steel, Ltd........................................... 195,000  430,745
    Kohnan Shoji Co., Ltd.....................................   3,000   59,632
    Kohsoku Corp..............................................   2,200   17,879
    Koito Manufacturing Co., Ltd..............................  18,000  309,432
    Kojima Co., Ltd...........................................   8,800   62,316
    Kokuyo Co., Ltd...........................................  16,000  120,130
    Komai Tekko, Inc..........................................  12,000   31,795
    Komatsu Seiren Co., Ltd...................................   9,000   42,134
    Komatsu Wall Industry Co., Ltd............................   2,800   26,132
    Komatsu, Ltd..............................................   8,900  277,844
    Komeri Co., Ltd...........................................   5,200  155,219
    Komori Corp...............................................   9,700   81,338
    Konami Corp. ADR..........................................   1,900   49,400
   *Konica Minolta Holdings, Inc..............................  46,500  376,212
    Konishi Co., Ltd..........................................   4,800   67,192
    Kose Corp.................................................   3,400   89,447
    KRS Corp..................................................     200    2,190
    K's Holdings Corp.........................................   4,880  228,274
    Kubota Corp. Sponsored ADR................................   4,000  181,040
   *Kumagai Gumi Co., Ltd.....................................  39,000   38,946
   #Kumiai Chemical Industry Co., Ltd.........................  14,000   45,344
    Kura Corp.................................................     700    9,441
    Kurabo Industries, Ltd....................................  35,000   69,946
    Kuraray Co., Ltd..........................................  28,000  422,715
    Kureha Corp...............................................  25,000  120,183
    Kurimoto, Ltd.............................................  31,000   61,836
    Kurita Water Industries, Ltd..............................   2,000   58,082
    Kuroda Electric Co., Ltd..................................   5,100   60,066
    Kurosaki Harima Corp......................................  10,000   48,503
    KYB Co., Ltd..............................................  21,000  171,139
    Kyocera Corp..............................................   1,066  113,834
    Kyocera Corp. Sponsored ADR...............................   5,000  535,600
    Kyodo Printing Co., Ltd...................................  17,000   42,804
    Kyodo Shiryo Co., Ltd.....................................  26,000   32,091
    Kyoei Steel, Ltd..........................................   3,300   50,840
    Kyoei Tanker Co., Ltd.....................................   1,000    1,948
    Kyokuto Kaihatsu Kogyo Co., Ltd...........................   1,700   10,330
   *Kyokuto Securities Co., Ltd...............................   7,400   55,321
    Kyokuyo Co., Ltd..........................................  10,000   23,749
    KYORIN Holdings, Inc......................................   9,000  187,689
    Kyoritsu Maintenance Co., Ltd.............................   2,400   39,170
    Kyosan Electric Manufacturing Co., Ltd....................  12,000   67,701
    Kyoto Kimono Yuzen Co., Ltd...............................   1,300   14,901
    Kyowa Exeo Corp...........................................  16,400  162,270
    Kyowa Hakko Kirin Co., Ltd................................  25,000  266,624
    Kyudenko Corp.............................................   8,000   56,102
    Kyushu Electric Power Co., Inc............................   5,100   80,338

                                     1140

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
   *Laox Co., Ltd.............................................  19,000 $ 12,064
    Lawson, Inc...............................................     200   10,820
    LEC, Inc..................................................     300    5,462
  #*Leopalace21 Corp..........................................  18,100   26,239
    Life Corp.................................................   2,000   35,524
    Lintec Corp...............................................   6,700  186,576
    Lion Corp.................................................  13,000   71,111
    Mabuchi Motor Co., Ltd....................................   4,300  222,318
    Macnica, Inc..............................................   2,900   68,954
    Macromill, Inc............................................   2,000   22,078
    Maeda Corp................................................  22,000   72,180
    Maeda Road Construction Co., Ltd..........................  11,000  106,742
    Maezawa Kasei Industries Co., Ltd.........................   1,300   12,797
    Maezawa Kyuso Industries Co., Ltd.........................   2,600   37,533
    Makino Milling Machine Co., Ltd...........................  17,000  167,209
    Makita Corp...............................................   4,500  211,704
    Makita Corp. Sponsored ADR................................   5,012  235,815
    Mandom Corp...............................................   3,000   88,374
    Mars Engineering Corp.....................................   2,700   45,007
    Marubeni Corp............................................. 115,000  862,910
    Marubun Corp..............................................   1,800    8,939
    Marudai Food Co., Ltd.....................................  27,000   92,619
    Maruetsu, Inc. (The)......................................  15,000   55,541
    Maruha Nichiro Holdings, Inc..............................  53,000   92,820
    Marui Group Co., Ltd......................................  40,600  332,476
    Maruichi Steel Tube, Ltd..................................   9,000  228,045
    Marusan Securities Co., Ltd...............................  11,900   53,579
    Maruwa Co., Ltd...........................................   1,200   55,358
    Maruyama Manufacturing Co., Inc...........................  14,000   33,182
    Maruzen Showa Unyu Co., Ltd...............................  13,000   44,897
    Maspro Denkoh Corp........................................   4,400   36,570
    Matsuda Sangyo Co., Ltd...................................   1,900   31,331
   *Matsui Securities Co., Ltd................................   9,600   48,066
   *Matsumotokiyoshi Holdings Co., Ltd........................   1,600   33,975
  #*Matsuya Co., Ltd..........................................   2,000   11,970
    Matsuya Foods Co., Ltd....................................   3,000   58,093
    Max Co., Ltd..............................................   6,000   75,904
    Maxvalu Tokai Co., Ltd....................................   1,600   21,886
    Mazda Motor Corp.......................................... 152,000  417,684
    Medipal Holdings Corp.....................................  26,800  252,972
    Megachips Corp............................................   1,600   24,733
    Megmilk Snow Brand Co., Ltd...............................   6,800  126,568
    Meidensha Corp............................................  13,000   55,382
    Meiji Holdings Co., Ltd...................................   6,887  302,084
    Meitec Corp...............................................   1,500   33,418
    Meito Sangyo Co., Ltd.....................................   1,500   20,116
    Meiwa Estate Co., Ltd.....................................   2,200   13,152
    Meiwa Trading Co., Ltd....................................   1,000    3,488
    Melco Holdings, Inc.......................................   1,500   43,139
    Michinoku Bank, Ltd. (The)................................  19,000   38,023
    Mie Bank, Ltd. (The)......................................  16,000   40,256
    Mikuni Coca-Cola Bottling Co., Ltd........................   4,200   37,927
    Milbon Co., Ltd...........................................     330   10,531
    Mimasu Semiconductor Industry Co., Ltd....................   4,300   47,957
    Minato Bank, Ltd. (The)...................................  29,000   58,107
    Minebea Co., Ltd..........................................  49,000  249,116
    Ministop Co., Ltd.........................................   3,800   71,665
    Miraca Holdings, Inc......................................   2,600  109,278
    Mirait Holdings Corp......................................  10,080   83,221
   *Misawa Homes Co., Ltd.....................................   5,900   44,337
    Misumi Group, Inc.........................................   2,500   69,777

                                     1141

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
    Mitani Corp...........................................     2,100 $   26,933
    Mito Securities Co., Ltd..............................    13,000     18,701
   *Mitsuba Corp..........................................     5,000     49,995
    Mitsubishi Chemical Holdings Corp.....................    96,500    752,196
   *Mitsubishi Corp.......................................    54,500  1,457,665
    Mitsubishi Electric Corp..............................    21,000    247,969
    Mitsubishi Estate Co., Ltd............................     6,000    107,594
    Mitsubishi Gas Chemical Co., Inc......................    46,000    358,527
    Mitsubishi Heavy Industries, Ltd......................   143,500    668,823
    Mitsubishi Kakoki Kaisha, Ltd.........................    13,000     31,111
    Mitsubishi Logistics Corp.............................    21,000    241,392
    Mitsubishi Materials Corp.............................   106,000    361,052
   *Mitsubishi Motors Corp................................    79,000    103,169
    Mitsubishi Paper Mills, Ltd...........................    29,000     29,661
    Mitsubishi Pencil Co., Ltd............................     3,400     63,867
    Mitsubishi Shokuhin Co., Ltd..........................     2,100     48,914
    Mitsubishi Steel Manufacturing Co., Ltd...............    25,000     88,265
    Mitsubishi Tanabe Pharma Corp.........................    17,000    308,014
    Mitsubishi UFJ Financial Group, Inc...................   283,400  1,439,069
    Mitsubishi UFJ Financial Group, Inc. ADR..............   441,377  2,237,781
    Mitsuboshi Belting, Ltd...............................     7,000     39,773
    Mitsui & Co., Ltd.....................................    24,500    461,258
    Mitsui & Co., Ltd. Sponsored ADR......................     2,651  1,004,702
    Mitsui Chemicals, Inc.................................    84,000    319,006
    Mitsui Engineering & Shipbuilding Co., Ltd............    93,000    197,170
    Mitsui Fudosan Co., Ltd...............................    17,000    324,807
    Mitsui High-Tec, Inc..................................     5,600     27,390
   *Mitsui Home Co., Ltd..................................     9,000     49,913
    Mitsui Knowledge Industry Co., Ltd....................       221     33,925
    Mitsui Matsushima Co., Ltd............................    23,000     49,478
    Mitsui Mining & Smelting Co., Ltd.....................    77,000    278,696
    Mitsui O.S.K. Lines, Ltd..............................   111,000    581,241
    Mitsui Sugar Co., Ltd.................................    11,000     52,313
    Mitsui-Soko Co., Ltd..................................    26,000    103,868
    Mitsumi Electric Co., Ltd.............................    14,300    138,402
    Mitsuuroko Co., Ltd...................................     3,800     22,680
    Miura Co., Ltd........................................     3,300     95,039
    Miyachi Corp..........................................     1,900     15,051
    Miyazaki Bank, Ltd. (The).............................    29,000     67,250
    Miyoshi Oil & Fat Co., Ltd............................    18,000     26,122
   *Mizuho Financial Group, Inc........................... 1,114,875  1,823,749
    Mizuho Financial Group, Inc. ADR......................     5,047     16,453
    Mizuho Investors Securities Co., Ltd..................    72,000     67,040
    Mizuho Securities Co., Ltd............................    87,000    211,357
    Mizuho Trust & Banking Co., Ltd.......................    40,000     35,223
    Mizuno Corp...........................................    10,000     46,455
    Mochida Pharmaceutical Co., Ltd.......................     8,000     85,482
    Modec, Inc............................................     1,300     23,946
    Monex Group, Inc......................................       309     63,990
    Mori Seiki Co., Ltd...................................     9,900    131,631
    Morinaga & Co., Ltd...................................    25,000     60,722
    Morinaga Milk Industry Co., Ltd.......................    37,000    164,763
    Morita Holdings Corp..................................     9,000     53,634
    Mory Industries, Inc..................................     2,000      8,517
    MOS Food Services, Inc................................     3,200     63,406
    Moshi Moshi Hotline, Inc..............................     2,100     36,740
    MR MAX Corp...........................................     8,300     35,562
    MS&AD Insurance Group Holdings, Inc...................    30,313    757,565
    Murata Manufacturing Co., Ltd.........................     6,600    427,462
    Musashi Seimitsu Industry Co., Ltd....................     2,200     59,801
    Musashino Bank, Ltd...................................     5,700    200,849

                                     1142

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Mutoh Holdings Co., Ltd...................................  17,000 $ 35,973
    Nabtesco Corp.............................................  13,000  330,232
    Nachi-Fujikoshi Corp......................................  10,000   65,438
    Nagaileben Co., Ltd.......................................   2,400   74,330
    Nagano Bank, Ltd. (The)...................................  15,000   32,513
    Nagase & Co., Ltd.........................................  21,700  286,474
    Nagatanien Co., Ltd.......................................   3,000   31,674
    Nagoya Railroad Co., Ltd..................................  35,000   93,188
    Nakabayashi Co., Ltd......................................   1,000    2,820
    Nakamuraya Co., Ltd.......................................   8,917   44,514
   *Nakayama Steel Works, Ltd.................................  26,000   35,317
    Namco Bandai Holdings, Inc................................  30,900  390,983
    Nankai Electric Railway Co., Ltd..........................  23,000   92,824
    Nanto Bank, Ltd. (The)....................................  38,000  201,894
    NEC Capital Solutions, Ltd................................     800   10,744
   *NEC Corp.................................................. 258,000  590,060
    NEC Fielding, Ltd.........................................   2,500   31,799
    NEC Mobiling, Ltd.........................................   2,800   99,606
    NEC Networks & System Integration Corp....................   3,600   53,776
    Net One Systems Co., Ltd..................................      46  110,221
   *Neturen Co., Ltd..........................................   5,400   47,746
   *New Japan Radio Co., Ltd..................................   6,000   15,520
    NGK Insulators, Ltd.......................................  11,000  201,470
    NGK Spark Plug Co., Ltd...................................  21,000  296,438
    NHK Spring Co., Ltd.......................................  27,000  287,491
    Nice Holdings, Inc........................................  16,000   32,178
    Nichias Corp..............................................  18,000  111,106
    Nichiban Co., Ltd.........................................   1,000    3,743
    Nichicon Corp.............................................   9,800  165,493
    Nichiden Corp.............................................     500   16,851
    Nichiha Corp..............................................   5,100   49,326
    Nichii Gakkan Co..........................................   8,600   79,579
    Nichirei Corp.............................................  48,000  212,533
    Nichireki Co., Ltd........................................   5,000   24,924
    Nidec Copal Corp..........................................   2,600   31,464
    Nidec Copal Electronics Corp..............................     500    3,489
    Nidec Corp................................................     700   69,465
    Nidec Corp. ADR...........................................   4,317  107,234
    Nidec Sankyo Corp.........................................   6,000   41,327
    Nidec Tosok Corp..........................................   2,200   27,756
    Nifco, Inc................................................   4,600  123,049
    Nihon Dempa Kogyo Co., Ltd................................   4,400   57,423
    Nihon Eslead Corp.........................................   1,000    9,138
    Nihon Kohden Corp.........................................   3,700  102,840
    Nihon M&A Center, Inc.....................................       8   40,508
    Nihon Nohyaku Co., Ltd....................................   9,000   41,166
    Nihon Parkerizing Co., Ltd................................   7,000  104,766
    Nihon Shokuh Kako Co., Ltd................................   1,000    5,395
    Nihon Trim Co., Ltd.......................................     250    6,715
    Nihon Unisys, Ltd.........................................  10,400   62,722
    Nihon Yamamura Glass Co., Ltd.............................  19,000   52,559
    Nikkiso Co., Ltd..........................................   8,000   78,800
    Nikko Co., Ltd............................................   2,000    7,554
    Nikon Corp................................................   2,700   63,365
    Nintendo Co., Ltd.........................................     800  126,869
    Nippo Corp................................................  13,000  104,544
    Nippon Beet Sugar Manufacturing Co., Ltd..................  22,000   50,462
    Nippon Carbide Industries Co., Inc........................  16,000   39,380
    Nippon Carbon Co., Ltd....................................  14,000   45,560
    Nippon Ceramic Co., Ltd...................................   3,800   82,798
    Nippon Chemical Industrial Co., Ltd.......................  16,000   35,890

                                     1143

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Nippon Chemi-Con Corp.....................................  18,000 $116,309
    Nippon Coke & Engineering Co., Ltd........................  21,000   36,976
   #Nippon Concrete Industries Co., Ltd.......................   8,000   21,052
    Nippon Denko Co., Ltd.....................................  14,000   93,483
    Nippon Densetsu Kogyo Co., Ltd............................   7,000   75,078
    Nippon Electric Glass Co., Ltd............................  36,000  452,978
    Nippon Express Co., Ltd...................................  85,000  374,886
    Nippon Fine Chemical Co., Ltd.............................     300    2,056
    Nippon Flour Mills Co., Ltd...............................  26,000  123,258
   *Nippon Formula Feed Manufacturing Co., Ltd................  15,000   21,797
    Nippon Gas Co., Ltd.......................................   3,600   50,456
    Nippon Kayaku Co., Ltd....................................  25,000  277,447
  #*Nippon Kinzoku Co., Ltd...................................  14,000   29,613
    Nippon Koei Co., Ltd......................................  18,000   62,323
    Nippon Konpo Unyu Soko Co., Ltd...........................  10,000  114,064
    Nippon Koshuha Steel Co., Ltd.............................  20,000   27,546
    Nippon Light Metal Co., Ltd...............................  71,000  150,073
    Nippon Meat Packers, Inc..................................  23,000  320,003
   *Nippon Metal Industry Co., Ltd............................  15,000   19,104
    Nippon Paint Co., Ltd.....................................  23,000  186,216
    Nippon Paper Group, Inc...................................  17,800  397,602
    Nippon Pillar Packing Co., Ltd............................   2,000   15,267
   *Nippon Piston Ring Co., Ltd...............................   8,000   18,744
    Nippon Road Co., Ltd. (The)...............................  23,000   68,195
    Nippon Seiki Co., Ltd.....................................   8,000   94,961
    Nippon Seisen Co., Ltd....................................   9,000   51,578
    Nippon Sharyo, Ltd........................................  11,000   52,857
    Nippon Sheet Glass Co., Ltd............................... 106,000  338,082
    Nippon Shinyaku Co., Ltd..................................  11,000  155,821
    Nippon Shokubai Co., Ltd..................................  17,000  222,370
    Nippon Signal Co., Ltd....................................  10,300   77,707
    Nippon Soda Co., Ltd......................................  29,000  136,633
    Nippon Steel Corp......................................... 114,000  383,967
    Nippon Steel Trading Co., Ltd.............................  13,000   39,143
    Nippon Suisan Kaisha, Ltd.................................  35,300  127,680
    Nippon Synthetic Chemical Industry Co., Ltd. (The)........  15,000  101,350
    Nippon Telegraph & Telephone Corp.........................     900   44,510
    Nippon Telegraph & Telephone Corp. ADR....................   9,340  231,072
    Nippon Television Network Corp............................     740  112,739
    Nippon Thompson Co., Ltd..................................  12,000   96,657
    Nippon Valqua Industries, Ltd.............................  16,000   48,109
   *Nippon Yakin Kogyo Co., Ltd...............................  27,000   80,386
    Nippon Yusen K.K.......................................... 143,000  523,584
    Nippon Yusoki Co., Ltd....................................   7,000   17,824
    Nipro Corp................................................   9,400  172,730
    Nishimatsu Construction Co., Ltd..........................  52,000   77,858
    Nishimatsuya Chain Co., Ltd...............................   8,400   73,348
    Nishi-Nippon Bank, Ltd.................................... 117,000  359,762
    Nishi-Nippon Railroad Co., Ltd............................  23,000  103,387
    Nissan Chemical Industries, Ltd...........................   6,100   72,799
    Nissan Motor Co., Ltd.....................................  87,500  931,129
    Nissan Shatai Co., Ltd....................................  14,000  115,648
    Nissei Corp...............................................   2,900   26,236
    Nissen Holdings Co., Ltd..................................   4,600   27,485
    Nissha Printing Co., Ltd..................................   6,100  109,817
    Nisshin Fudosan Co., Ltd..................................   4,400   27,425
    Nisshin Oillio Group, Ltd. (The)..........................  21,000  100,413
    Nisshin Seifun Group, Inc.................................  19,000  242,729
    Nisshin Steel Co., Ltd.................................... 127,000  263,835
    Nisshinbo Holdings, Inc...................................  22,000  216,563
    Nissin Corp...............................................  17,000   45,184

                                     1144

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Nissin Electric Co., Ltd..................................  13,000 $128,043
    Nissin Foods Holdings Co., Ltd............................   1,600   61,087
    Nissin Kogyo Co., Ltd.....................................   6,600  121,917
    Nissin Sugar Manufacturing Co., Ltd.......................   9,000   21,358
    Nitori Holdings Co., Ltd..................................     400   38,918
    Nitta Corp................................................   4,200   84,805
    Nittetsu Mining Co., Ltd..................................  13,000   57,319
    Nitto Boseki Co., Ltd.....................................  32,000   92,588
    Nitto Denko Corp..........................................  13,000  626,452
    Nitto Kogyo Corp..........................................   5,100   59,372
    Nitto Kohki Co., Ltd......................................   2,500   60,232
    NKSJ Holdings, Inc........................................  81,500  537,765
   *Noevir Holdings Co., Ltd..................................   2,400   28,089
    NOF Corp..................................................  31,000  141,088
    Nohmi Bosai, Ltd..........................................   4,000   26,092
    NOK Corp..................................................  17,100  316,724
    Nomura Co., Ltd...........................................   3,000    9,010
    Nomura Holdings, Inc......................................  76,900  373,328
    Nomura Holdings, Inc. ADR................................. 119,749  580,783
    Nomura Real Estate Holdings, Inc..........................  13,500  247,131
    Nomura Research Institute, Ltd............................   1,800   42,895
    Noritake Co., Ltd.........................................  17,000   67,894
   *Noritsu Koki Co., Ltd.....................................   5,600   31,212
    Noritz Corp...............................................   3,200   66,050
    NS Solutions Corp.........................................   3,400   79,974
   *NS United Kaiun Kaisha, Ltd...............................  32,000   63,837
    NSD Co., Ltd..............................................   3,000   25,833
    NSK, Ltd..................................................  45,000  436,888
    NTN Corp..................................................  66,000  398,547
    NTT Data Corp.............................................      38  131,836
    NTT DoCoMo, Inc...........................................     270  499,609
    NTT DoCoMo, Inc. Sponsored ADR............................   9,600  177,984
    Obara Corp................................................   2,400   33,131
    Obayashi Corp.............................................  65,000  300,748
    Obayashi Road Corp........................................  10,000   25,917
    Obic Business Consultants Co., Ltd........................     800   50,718
    Obic Co., Ltd.............................................     970  190,717
    Odakyu Electric Railway Co., Ltd..........................  17,000  146,716
    Oenon Holdings, Inc.......................................  13,000   31,342
    Ogaki Kyoritsu Bank, Ltd. (The)...........................  49,000  155,777
    Ohara, Inc................................................   4,100   43,795
    Ohashi Technica, Inc......................................     100      744
    Oiles Corp................................................   4,320   90,483
    Oita Bank, Ltd. (The).....................................  27,000   80,898
    Oji Paper Co., Ltd........................................  81,000  404,950
    Okabe Co., Ltd............................................   9,000   46,641
    Okamoto Industries, Inc...................................  13,000   52,806
    Okamura Corp..............................................  13,000   84,043
    Okasan Securities Group, Inc..............................  31,000  111,995
   *Oki Electric Industry Co., Ltd............................  98,000   97,677
    Okinawa Electric Power Co., Ltd...........................   1,500   67,165
   *OKK Corp..................................................  21,000   30,180
    OKUMA Corp................................................  15,000  158,884
    Okumura Corp..............................................  30,000  112,532
    Okura Industrial Co., Ltd.................................   5,000   17,697
    Okuwa Co., Ltd............................................   4,000   47,322
    Olympic Corp..............................................   1,500   11,298
    Olympus Corp..............................................   3,000  106,684
    Omron Corp................................................  13,400  375,438
    Ono Pharmaceutical Co., Ltd...............................   3,100  172,454
   *ONO Sokki Co., Ltd........................................   5,000   14,581

                                     1145

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Onoken Co., Ltd............................................  4,100 $ 38,063
    Onward Holdings Co., Ltd................................... 22,000  185,498
    Optex Co., Ltd.............................................  1,300   16,748
    ORACLE Corp. Japan.........................................  1,000   33,506
    Organo Corp................................................ 12,000   89,070
    Oriental Land Co., Ltd.....................................    800   74,986
    Origin Electric Co., Ltd...................................  6,000   28,777
    Osaka Gas Co., Ltd......................................... 43,000  170,255
    Osaka Organic Chemical Industry, Ltd.......................  1,400    7,318
    Osaka Steel Co., Ltd.......................................  3,300   64,123
   *Osaka Titanium Technologies Co., Ltd.......................  1,700  110,425
    Osaki Electric Co., Ltd....................................  4,000   42,063
    OSG Corp...................................................  6,400  102,877
    Otsuka Corp................................................    600   39,843
    Oyo Corp...................................................  3,500   36,006
    P.S. Mitsubishi Construction Co., Ltd......................  5,200   19,575
    Pacific Industrial Co., Ltd................................ 10,000   54,236
   *Pacific Metals Co., Ltd.................................... 22,000  163,736
    Pack Corp. (The)...........................................  2,600   42,807
    Pal Co., Ltd...............................................  2,100   72,714
    PanaHome Corp.............................................. 15,000  106,570
    Panasonic Corp............................................. 29,000  344,826
    Panasonic Corp. Sponsored ADR.............................. 64,414  763,306
    Panasonic Electric Works Information Systems Co., Ltd......  1,000   27,407
    Paramount Bed Co., Ltd.....................................  3,400   96,034
    Parco Co., Ltd............................................. 10,700   91,183
    Paris Miki Holdings, Inc...................................  6,500   59,170
    Pasco Corp.................................................  1,000    3,661
    Penta-Ocean Construction Co., Ltd.......................... 37,000   84,800
    PGM Holdings K.K...........................................     86   47,965
    Pigeon Corp................................................  1,400   53,753
    Pilot Corp.................................................     29   56,384
    Piolax, Inc................................................  2,600   64,291
   *Pioneer Electronic Corp.................................... 21,300  112,359
    Plenus Co., Ltd............................................  3,300   57,273
    Point, Inc.................................................    940   42,116
    Press Kogyo Co., Ltd....................................... 20,000  114,642
    Prima Meat Packers, Ltd.................................... 27,000   36,090
    Pronexus, Inc..............................................  4,500   22,844
    Raito Kogyo Co., Ltd.......................................  9,000   32,796
  #*Renesas Electronics Corp................................... 33,600  289,066
    Rengo Co., Ltd............................................. 39,000  257,210
    Resona Holdings, Inc.......................................  7,200   35,680
    Resorttrust, Inc...........................................  4,900   71,407
    Rhythm Watch Co., Ltd...................................... 18,000   27,759
    Ricoh Co., Ltd............................................. 65,381  703,324
    Ricoh Leasing Co., Ltd.....................................  2,600   62,460
    Riken Corp................................................. 22,000  107,852
    Riken Keiki Co., Ltd.......................................  3,000   26,516
    Riken Technos Corp.........................................  1,000    3,616
    Riken Vitamin Co., Ltd.....................................    100    2,794
    Ringer Hut Co., Ltd........................................  2,600   36,802
    Rinnai Corp................................................  1,400  108,409
   *Riso Kagaku Corp...........................................  2,880   44,794
    Rock Field Co., Ltd........................................  2,800   45,653
    Rohm Co., Ltd.............................................. 10,300  600,222
    Rohto Pharmaceutical Co., Ltd..............................  9,000  107,630
    Roland Corp................................................  4,100   37,737
    Roland DG Corp.............................................  1,400   19,517
    Round One Corp............................................. 11,700   94,178
    Royal Holdings Co., Ltd....................................  2,800   30,488

                                     1146

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Ryobi, Ltd................................................. 22,000 $101,805
    Ryoden Trading Co., Ltd....................................  3,000   19,551
    Ryohin Keikaku Co., Ltd....................................  2,500  130,398
    Ryosan Co., Ltd............................................  6,000  129,998
    Ryoyo Electro Corp.........................................  4,900   48,716
    S Foods, Inc...............................................  2,000   17,121
   *Sagami Chain Co., Ltd......................................  5,000   30,128
    Saibu Gas Co., Ltd......................................... 31,000   82,970
    Saizeriya Co., Ltd.........................................  2,700   55,134
   *Sakai Chemical Industry Co., Ltd........................... 21,000   94,018
    Sakata INX Corp............................................ 12,000   61,631
    Sakata Seed Corp...........................................  5,500   79,658
    Sala Corp..................................................  2,500   13,927
    San-A Co., Ltd.............................................  1,100   44,791
    San-Ai Oil Co., Ltd........................................ 11,000   62,044
    Sanden Corp................................................ 17,000   89,673
    Sangetsu Co., Ltd..........................................  3,300   84,635
    San-in Godo Bank, Ltd. (The)............................... 30,000  232,958
   *Sanix, Inc................................................. 17,500   70,738
    Sankei Building Co., Ltd...................................  9,200   53,015
    Sanken Electric Co., Ltd...................................  9,000   48,869
    Sanki Engineering Co., Ltd.................................  5,000   28,964
    Sanko Metal Industrial Co., Ltd............................  4,000   16,179
    Sankyo Co., Ltd............................................  2,600  138,852
    Sankyo Seiko Co., Ltd......................................  4,500   15,858
   *Sankyo-Tateyama Holdings, Inc.............................. 65,000   88,742
    Sankyu, Inc................................................ 38,000  183,044
    Sanoh Industrial Co., Ltd..................................  6,500   61,594
    Sanrio Co., Ltd............................................  4,700  203,437
    Sanshin Electronics Co., Ltd...............................  7,000   55,841
    Santen Pharmaceutical Co., Ltd.............................  3,100  124,791
    Sanwa Holdings Corp........................................ 40,000  140,858
    Sanyo Chemical Industries, Ltd.............................  9,000   71,128
    Sanyo Denki Co., Ltd....................................... 10,000   92,174
    Sanyo Shokai, Ltd.......................................... 14,000   41,039
    Sanyo Special Steel Co., Ltd............................... 23,000  151,350
    Sapporo Hokuyo Holdings, Inc............................... 57,700  249,395
   *Sapporo Holdings, Ltd...................................... 38,000  158,270
    Sasebo Heavy Industries Co., Ltd........................... 21,000   39,335
    Sato Corp..................................................  3,900   51,233
    Satori Electric Co., Ltd...................................  2,700   18,106
    Sawai Pharmaceutical Co., Ltd..............................    400   41,331
    Saxa Holdings, Inc.........................................  6,000   10,743
    SBI Holdings, Inc..........................................  3,683  361,303
    Scroll Corp................................................  8,200   27,373
    Secom Co., Ltd.............................................  1,200   59,863
    Sega Sammy Holdings, Inc................................... 11,200  240,744
    Seika Corp................................................. 16,000   45,382
    Seikagaku Corp.............................................  4,100   46,899
    Seiko Epson Corp........................................... 20,600  349,592
    Seiko Holdings Corp........................................ 16,000   53,396
    Seino Holdings Co., Ltd.................................... 26,000  199,910
    Seiren Co., Ltd............................................  8,600   54,485
    Sekisui Chemical Co., Ltd.................................. 33,000  304,898
    Sekisui House, Ltd......................................... 63,000  603,010
    Sekisui Jushi Co., Ltd.....................................  7,000   73,953
    Sekisui Plastics Co., Ltd.................................. 13,000   58,154
    Senko Co., Ltd............................................. 14,000   52,125
    Senshu Electric Co., Ltd...................................  1,300   18,516
    Senshu Ikeda Holdings, Inc................................. 62,600   96,774
    Senshukai Co., Ltd.........................................  6,400   43,414

                                     1147

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Seven & I Holdings Co., Ltd...............................  29,800 $849,738
    Sharp Corp................................................  63,000  580,356
    Shibaura Mechatronics Corp................................  11,000   38,194
    Shibusawa Warehouse Co., Ltd..............................   8,000   26,363
    Shibuya Kogyo Co., Ltd....................................     600    6,613
    Shiga Bank, Ltd...........................................  37,000  216,814
    Shikibo, Ltd..............................................  29,000   33,868
    Shikoku Bank, Ltd.........................................  31,000   99,106
    Shikoku Chemicals Corp....................................  11,000   66,431
    Shikoku Electric Power Co., Inc...........................   4,900  107,122
    Shima Seiki Manufacturing Co., Ltd........................   5,300  127,180
    Shimachu Co., Ltd.........................................   7,300  182,048
    Shimadzu Corp.............................................  21,000  194,840
    Shimamura Co., Ltd........................................     300   30,292
    Shimano, Inc..............................................   1,300   68,512
    Shimizu Bank, Ltd.........................................   1,800   67,770
   #Shimizu Corp..............................................  57,000  252,644
    Shimojima Co., Ltd........................................     700    9,383
    Shin Nippon Air Technologies Co., Ltd.....................   3,500   18,796
    Shinagawa Refractories Co., Ltd...........................  17,000   53,884
    Shindengen Electric Manufacturing Co., Ltd................  22,000   96,719
    Shin-Etsu Chemical Co., Ltd...............................   5,100  275,103
    Shin-Etsu Polymer Co., Ltd................................   9,200   49,116
    Shinkawa, Ltd.............................................   3,500   24,814
    Shin-Keisei Electric Railway Co., Ltd.....................   7,000   31,633
   *Shinko Electric Industries Co., Ltd.......................  13,600  112,565
    Shinko Plantech Co., Ltd..................................   6,600   77,489
    Shinko Shoji Co., Ltd.....................................   5,300   42,537
    Shinmaywa Industries, Ltd.................................  15,000   59,516
    Shinnihon Corp............................................   4,500   13,769
    Shinsei Bank, Ltd......................................... 137,000  173,936
    Shinsho Corp..............................................   8,000   20,978
    Shionogi & Co., Ltd.......................................   5,500   94,917
    Ship Healthcare Holdings, Inc.............................   6,800  143,484
    Shiroki Corp..............................................  13,000   48,651
    Shiseido Co., Ltd.........................................   2,000   38,323
    Shizuoka Bank, Ltd........................................  56,000  526,702
    Shizuoka Gas Co., Ltd.....................................  11,000   69,550
    Sho-Bond Corp.............................................   1,200   29,315
    Shochiku Co., Ltd.........................................   9,000   77,260
    Shoko Co., Ltd............................................   5,000    8,031
   *Showa Corp................................................  12,200   91,234
   *Showa Denko K.K........................................... 168,000  349,810
    Showa Sangyo Co., Ltd.....................................  18,000   57,072
    Showa Shell Sekiyu K.K....................................  26,000  250,323
    Siix Corp.................................................   4,500   68,990
    Sinanen Co., Ltd..........................................  10,000   43,803
    Sinfonia Technology Co., Ltd..............................  13,000   41,092
   *Sintokogio, Ltd...........................................   5,600   58,185
    SKY Perfect JSAT Holdings, Inc............................     325  142,516
    SMC Corp..................................................     700  128,736
    SMK Corp..................................................  14,000   56,300
    SNT Corp..................................................   8,100   41,959
    Soda Nikka Co., Ltd.......................................   3,000   13,055
   *Sodick Co., Ltd...........................................  11,700  101,116
    Softbank Corp.............................................   4,800  187,442
    Sogo Medical Co., Ltd.....................................   1,300   46,501
    Sohgo Security Services Co., Ltd..........................  10,800  124,844
    Sojitz Corp............................................... 211,400  418,142
    So-net Entertainment Corp.................................      15   73,132
    Sony Corp.................................................   3,300   82,772

                                     1148

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Sony Corp. Sponsored ADR................................  51,202 $1,285,170
    Sony Financial Holdings, Inc............................   2,600     46,808
   *Sotetsu Holdings, Inc...................................  28,000     82,904
    Square Enix Holdings Co., Ltd...........................   8,100    157,517
    SRA Holdings, Inc.......................................     100      1,023
    SRI Sports, Ltd.........................................     400      4,444
    St. Marc Holdings Co., Ltd..............................   2,200     87,592
    Stanley Electric Co., Ltd...............................  14,800    251,805
    Star Micronics Co., Ltd.................................   4,100     46,336
    Starzen Co., Ltd........................................   5,000     15,629
   *Sugi Holdings Co., Ltd..................................   1,400     39,563
  #*Sumco Corp..............................................  12,500    197,922
    Sumikin Bussan Corp.....................................  19,000     47,401
    Suminoe Textile Co., Ltd................................  13,000     26,471
    Sumisho Computer Systems Corp...........................   3,100     54,200
    Sumitomo Bakelite Co., Ltd..............................  32,000    219,062
    Sumitomo Chemical Co., Ltd.............................. 101,355    513,643
    Sumitomo Corp...........................................  69,100    973,840
    Sumitomo Densetsu Co., Ltd..............................   1,600      9,766
    Sumitomo Electric Industries, Ltd.......................  50,800    758,362
    Sumitomo Forestry Co., Ltd..............................  23,800    225,876
    Sumitomo Heavy Industries, Ltd..........................  68,000    477,865
   *Sumitomo Light Metal Industries, Ltd....................  46,000     50,697
   *Sumitomo Metal Industries, Ltd..........................  68,000    163,013
    Sumitomo Metal Mining Co., Ltd..........................  28,000    495,809
   *Sumitomo Mitsui Construction Co., Ltd...................  57,400     48,559
    Sumitomo Mitsui Financial Group, Inc....................  79,683  2,506,744
    Sumitomo Osaka Cement Co., Ltd..........................  76,000    219,978
    Sumitomo Pipe & Tube Co., Ltd...........................   7,300     47,830
    Sumitomo Precision Products Co., Ltd....................   7,000     50,402
    Sumitomo Real Estate Sales Co., Ltd.....................   1,100     50,760
    Sumitomo Realty & Development Co., Ltd..................   5,000    123,438
    Sumitomo Rubber Industries, Ltd.........................  20,300    263,519
    Sumitomo Seika Chemicals Co., Ltd.......................  14,000     75,577
    Sumitomo Warehouse Co., Ltd.............................  23,000    112,140
    Sundrug Co., Ltd........................................   1,600     51,463
    Sun-Wa Technos Corp.....................................   3,400     36,811
    Sunx, Ltd...............................................   5,800     39,333
    Suruga Bank, Ltd........................................  37,000    321,165
    Suzuken Co., Ltd........................................  11,900    298,672
   #Suzuki Motor Corp.......................................  14,900    345,099
   *SWCC Showa Holdings Co., Ltd............................  45,000     57,128
   *SxL Corp................................................   4,000      3,159
    Sysmex Corp.............................................   2,200     84,123
    Systena Corp............................................      24     23,086
    T&D Holdings, Inc.......................................  18,450    451,436
    T. Hasegawa Co., Ltd....................................   2,900     47,864
    T. RAD Co., Ltd.........................................  14,000     65,416
    Tachibana Eletech Co., Ltd..............................   5,200     50,803
    Tachi-S Co., Ltd........................................   4,800     92,992
    Tact Home Co., Ltd......................................      22     20,764
    Tadano, Ltd.............................................  18,000    109,752
    Taihei Dengyo Kaisha, Ltd...............................   6,000     41,922
    Taihei Kogyo Co., Ltd...................................   5,000     20,572
   #Taiheiyo Cement Corp.................................... 119,000    234,456
    Taiho Kogyo Co., Ltd....................................   3,000     30,652
    Taikisha, Ltd...........................................   5,600    114,161
    Taisei Corp............................................. 168,000    401,315
    Taisei Lamick Co., Ltd..................................   1,100     34,157
    Taisho Pharmaceutical Co., Ltd..........................   9,000    211,072
    Taiyo Nippon Sanso Corp.................................  18,000    140,422

                                     1149

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Taiyo Yuden Co., Ltd....................................  15,000 $  188,803
    Takachiho Koheki Co., Ltd...............................   1,800     19,501
    Takamatsu Construction Group Co., Ltd...................   2,600     39,753
    Takano Co., Ltd.........................................     600      3,728
    Takaoka Electric Manufacturing Co., Ltd.................  12,000     35,573
    Takara Holdings, Inc....................................  32,000    176,162
   *Takara Printing Co., Ltd................................   3,100     24,312
    Takara Standard Co., Ltd................................  17,000    130,336
    Takasago International Corp.............................  13,000     62,763
    Takasago Thermal Engineering Co., Ltd...................  11,000     90,686
    Takashimaya Co., Ltd....................................  49,000    364,848
    Takata Corp.............................................   3,800    113,504
    Take & Give Needs Co., Ltd..............................      16      1,195
    Takeda Pharmaceutical Co., Ltd..........................   7,800    372,044
    Takihyo Co., Ltd........................................   5,000     27,064
    Takiron Co., Ltd........................................  10,000     36,617
    Takisawa Machine Tool Co., Ltd..........................  14,000     22,018
    Tamron Co., Ltd.........................................   3,900    101,878
    Tamura Corp.............................................  13,000     40,252
    Tatsuta Electric Wire & Cable Co., Ltd..................  15,000     86,449
    TBK Co., Ltd............................................   1,000      6,414
    TDK Corp................................................   1,500     77,270
    TDK Corp. Sponsored ADR.................................   7,012    362,871
    Tecmo Koei Holdings Co., Ltd............................   8,050     67,307
    Teijin, Ltd............................................. 105,000    469,107
    Teikoku Electric Manufacturing Co., Ltd.................   1,300     28,249
    Teikoku Piston Ring Co., Ltd............................   4,700     59,193
    Teikoku Sen-I Co., Ltd..................................   6,000     40,126
    Tekken Corp.............................................  24,000     34,556
   *Temp Holdings Co., Ltd..................................   3,200     29,618
    Terumo Corp.............................................   1,100     61,776
    THK Co., Ltd............................................  12,500    324,067
    TKC, Corp...............................................   2,900     64,308
    TOA Corp................................................  27,000     47,995
    TOA ROAD Corp...........................................   4,000      8,647
    Toagosei Co., Ltd.......................................  29,000    160,281
    Tobu Railway Co., Ltd...................................  22,000     95,943
    Tobu Store Co., Ltd.....................................  10,000     33,152
    TOC Co., Ltd............................................  17,300     76,581
    Tocalo Co., Ltd.........................................   2,800     65,608
    Tochigi Bank, Ltd.......................................  22,000     83,645
    Toda Corp...............................................  35,000    133,462
    Toei Co., Ltd...........................................   9,000     42,686
    Toenec Corp.............................................   7,000     38,303
    Toho Bank, Ltd..........................................  35,000     84,082
   *Toho Co., Ltd. /Tokyo...................................   7,100    123,685
    Toho Co., Ltd./Kobe.....................................   4,000     15,839
    Toho Gas Co., Ltd.......................................  25,000    137,033
    Toho Holdings Co., Ltd..................................   6,900     70,715
    Toho Real Estate Co., Ltd...............................   2,100     11,312
    Toho Zinc. Co., Ltd.....................................  22,000    110,243
    Tohoku Bank, Ltd. (The).................................  12,000     18,406
    Tohuku Electric Power Co., Inc..........................   9,900    127,944
    Tokai Carbon Co., Ltd...................................  35,000    198,171
    Tokai Rika Co., Ltd.....................................  10,600    207,557
    Tokai Rubber Industries, Ltd............................   7,600    110,035
    Tokai Tokyo Financial Holdings, Inc.....................  39,000    118,795
    Token Corp..............................................   1,300     49,109
    Tokio Marine Holdings, Inc..............................  38,500  1,135,328
    Tokio Marine Holdings, Inc. ADR.........................   1,000     29,410
    Toko Electric Corp......................................   4,000     21,609

                                     1150

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Tokushu Tokai Paper Co., Ltd............................... 22,000 $ 44,537
    Tokuyama Corp.............................................. 56,000  277,064
    Tokyo Broadcasting System, Inc.............................  6,300   80,319
   *Tokyo Dome Corp............................................ 35,000   70,406
    Tokyo Electric Power Co., Ltd.............................. 17,188   95,387
    Tokyo Electron, Ltd........................................  8,300  446,760
    Tokyo Energy & Systems, Inc................................  6,000   30,689
    Tokyo Gas Co., Ltd......................................... 29,000  138,546
   *Tokyo Kikai Seisakusho, Ltd................................ 23,000   20,932
    Tokyo Ohka Kogyo Co., Ltd..................................  7,500  167,927
    Tokyo Rakutenchi Co., Ltd..................................  7,000   24,621
    Tokyo Rope Manufacturing Co., Ltd.......................... 21,000   72,670
    Tokyo Sangyo Co., Ltd......................................  4,000   13,437
    Tokyo Seimitsu Co., Ltd....................................  4,700   86,373
    Tokyo Steel Manufacturing Co., Ltd......................... 20,100  206,037
    Tokyo Tatemono Co., Ltd.................................... 70,000  285,784
    Tokyo Tekko Co., Ltd....................................... 12,000   33,921
    Tokyo Theatres Co., Inc.................................... 21,000   28,070
    Tokyo Tomin Bank, Ltd......................................  7,826  105,486
    Tokyotokeiba Co., Ltd...................................... 31,000   43,383
    Tokyu Community Corp.......................................  2,000   66,557
    Tokyu Construction Co., Ltd................................  9,520   27,409
    Tokyu Corp................................................. 23,000  103,269
    Tokyu Land Corp............................................ 78,000  366,177
    Tokyu Livable, Inc.........................................  3,500   34,244
    Tomato Bank, Ltd...........................................  6,000   10,964
    Tomen Devices Corp.........................................    100    2,573
    Tomen Electronics Corp.....................................    200    2,601
    Tomoe Corp.................................................  9,500   38,616
   *Tomoe Engineering Co., Ltd.................................  2,100   42,288
    Tomoku Co., Ltd............................................ 21,000   57,373
    TOMONY Holdings, Inc....................................... 22,300   96,525
    Tomy Co., Ltd..............................................  5,300   47,074
    Tonami Holdings Co., Ltd................................... 16,000   36,655
    TonenGeneral Sekiyu K.K....................................  8,000  100,482
    Topcon Corp................................................ 12,700   72,171
    Toppan Forms Co., Ltd......................................  8,800   74,030
    Toppan Printing Co., Ltd................................... 55,000  434,948
    Topre Corp.................................................  9,700  106,066
    Topy Industries, Ltd....................................... 35,000  109,120
    Toray Industries, Inc...................................... 16,000  124,422
    Toridoll.corp..............................................     24   35,717
    Torigoe Co., Ltd. (The)....................................  4,100   36,398
    Torii Pharmaceutical Co., Ltd..............................  2,600   49,655
    Torishima Pump Manufacturing Co., Ltd......................  2,300   36,280
    Tosei Corp.................................................     26    7,928
    Toshiba Corp............................................... 23,000  119,319
    Toshiba Machine Co., Ltd................................... 21,000  128,293
    Toshiba Plant Kensetsu Co., Ltd............................  5,000   57,353
    Toshiba TEC Corp........................................... 28,000  118,728
    Tosho Printing Co., Ltd.................................... 11,000   21,616
    Tosoh Corp................................................. 69,000  292,549
    Totetsu Kogyo Co., Ltd.....................................  2,000   18,586
    TOTO, Ltd.................................................. 25,000  195,535
    Tottori Bank, Ltd.......................................... 13,000   26,599
    Touei Housing Corp.........................................  3,545   42,285
    Towa Bank, Ltd............................................. 52,000   64,741
    Towa Corp..................................................  4,000   23,000
    Towa Pharmaceutical Co., Ltd...............................    300   17,625
    Toyo Corp..................................................  5,300   59,235
    Toyo Electric Manufacturing Co., Ltd.......................  8,000   41,416

                                     1151

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Toyo Engineering Corp...................................  22,000 $   81,681
    Toyo Ink Manufacturing Co., Ltd.........................  37,000    174,944
    Toyo Kanetsu K.K........................................  27,000     69,916
    Toyo Kohan Co., Ltd.....................................   9,000     42,920
    Toyo Securities Co., Ltd................................  21,000     35,358
    Toyo Seikan Kaisha, Ltd.................................  16,500    288,868
    Toyo Suisan Kaisha, Ltd.................................   9,000    222,638
    Toyo Tanso Co., Ltd.....................................     800     41,899
    Toyo Tire & Rubber Co., Ltd.............................  24,000     66,717
    Toyobo Co., Ltd......................................... 108,000    166,556
   *Toyoda Gosei Co., Ltd...................................  10,700    233,630
    Toyota Auto Body Co., Ltd...............................   8,400    152,118
    Toyota Boshoku Corp.....................................   5,200     87,375
   *Toyota Motor Corp.......................................   2,700    110,225
    Toyota Motor Corp. Sponsored ADR........................  49,964  4,093,051
    Toyota Tsusho Corp......................................  21,800    381,601
    Trans Cosmos, Inc.......................................   5,800     67,040
    Trend Micro, Inc........................................   1,500     46,945
    Trusco Nakayama Corp....................................   3,200     66,700
    TS Tech Co., Ltd........................................   6,900    131,709
   *TSI Holdings Co., Ltd...................................  18,445    126,984
    Tsubakimoto Chain Co....................................  18,000    115,582
   *Tsudakoma Corp..........................................   1,000      2,655
    Tsukishima Kikai Co., Ltd...............................   6,000     53,153
    Tsukuba Bank, Ltd.......................................  11,500     36,550
    Tsumura & Co............................................   1,500     49,097
    Tsuruha Holdings, Inc...................................   2,500    128,646
    Tsurumi Manufacturing Co., Ltd..........................   4,000     30,894
    Tsutsumi Jewelry Co., Ltd...............................   2,200     55,931
    Tsuzuki Denki Co., Ltd..................................   1,000     10,396
    TV Asahi Corp...........................................      35     56,371
   *TV Tokyo Holdings Corp..................................     600      7,440
    Ube Industries, Ltd.....................................  32,000    108,611
    Ube Material Industries, Ltd............................   4,000     15,026
    Uchida Yoko Co., Ltd....................................   8,000     21,787
    Ulvac, Inc..............................................   6,100    112,620
    Uni-Charm Corp..........................................   1,800     81,275
    Uniden Corp.............................................  13,000     66,711
    Union Tool Co...........................................   1,600     35,716
    Unipres Corp............................................   5,000    144,670
   *Unitika, Ltd............................................  38,000     29,481
    UNY Co., Ltd............................................  35,700    350,616
    U-Shin, Ltd.............................................   6,200     57,424
    Ushio, Inc..............................................   6,200    116,613
    USS Co., Ltd............................................     660     52,530
    Utoc Corp...............................................   2,600      6,787
    Valor Co., Ltd..........................................   7,100    115,667
    Vital KSK Holdings, Inc.................................   7,300     58,057
    Wacoal Corp.............................................  20,000    266,080
   *Wakachiku Construction Co., Ltd.........................  18,000     21,761
    Warabeya Nichiyo Co., Ltd...............................   2,700     32,862
    Watami Food Service Co., Ltd............................   1,600     36,291
    West Japan Railway Co...................................   3,600    153,194
    Wood One Co., Ltd.......................................   7,000     28,257
    Xebio Co., Ltd..........................................   3,900     92,376
   *Yachiyo Bank, Ltd. (The)................................   3,500    104,644
    Yahagi Construction Co., Ltd............................   5,000     25,680
    Yahoo Japan Corp........................................     104     36,885
    Yaizu Suisankagaku Industry Co., Ltd....................     500      5,148
    Yakult Honsha Co., Ltd..................................   1,900     54,207
    Yamada Denki Co., Ltd...................................   1,850    148,120

                                     1152

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
JAPAN -- (Continued)
    Yamagata Bank, Ltd....................................  25,000 $    119,570
    Yamaguchi Financial Group, Inc........................  40,000      408,281
    Yamaha Corp...........................................  29,200      345,494
   *Yamaha Motor Co., Ltd.................................  18,200      352,837
    Yamanashi Chuo Bank, Ltd..............................  25,000      105,539
    Yamatake Corp.........................................   7,600      173,588
   #Yamatane Corp.........................................  21,000       38,919
    Yamato Holdings Co., Ltd..............................  17,200      294,660
    Yamato Kogyo Co., Ltd.................................   6,400      191,981
    Yamazaki Baking Co., Ltd..............................  16,000      221,464
    Yamazen Co., Ltd......................................  13,000       99,131
    Yaoko Co., Ltd........................................     900       29,657
    Yaskawa Electric Corp.................................  23,000      254,668
    Yasuda Warehouse Co., Ltd. (The)......................     900        5,366
    Yellow Hat, Ltd.......................................   3,300       37,667
    Yodogawa Steel Works, Ltd.............................  24,000      101,053
    Yokogawa Bridge Holdings Corp.........................   7,000       45,363
   *Yokogawa Electric Corp................................  35,800      316,274
    Yokohama Reito Co., Ltd...............................   8,400       60,077
    Yokohama Rubber Co., Ltd..............................  41,000      248,584
    Yokowo Co., Ltd.......................................   3,300       19,737
    Yomeishu Seizo Co., Ltd...............................   1,000        9,505
    Yonekyu Corp..........................................   4,500       34,808
    Yorozu Corp...........................................   4,600      117,625
    Yoshinoya Holdings Co., Ltd...........................      64       82,899
    Yuasa Trading Co., Ltd................................  40,000       66,446
    Yuken Kogyo Co., Ltd..................................   9,000       24,699
   *Yuki Gosei Kogyo Co., Ltd.............................   6,000       14,356
    Yukiguni Maitake Co., Ltd.............................   2,500       14,249
    Yurtec Corp...........................................   7,000       31,939
    Yusen Logistics Co., Ltd..............................   2,400       38,347
    Yushiro Chemical Industry Co., Ltd....................   1,900       27,250
    Zenrin Co., Ltd.......................................   3,700       38,150
    Zensho Co., Ltd.......................................   3,400       44,035
    Zeon Corp.............................................  25,000      271,216
    Zuken, Inc............................................   6,000       45,450
                                                                   ------------
TOTAL JAPAN...............................................          172,854,774
                                                                   ------------
MALAYSIA -- (0.9%)
    Aeon Co. Berhad.......................................  30,000       74,943
    Affin Holdings Berhad.................................  84,300       96,588
    Airasia Berhad........................................ 115,300      152,517
   *Alam Maritim Resources Berhad.........................  86,800       26,960
    Alliance Financial Group Berhad....................... 161,100      201,410
    AMMB Holdings Berhad.................................. 148,200      323,918
    APM Automotive Holdings Berhad........................  47,200       79,361
    Axiata Group Berhad................................... 136,425      234,226
    Bandar Raya Developments Berhad.......................  43,100       28,877
    Batu Kawan Berhad.....................................  27,600      152,365
    Berjaya Corp. Berhad.................................. 263,200      105,327
    Berjaya Land Berhad...................................  76,000       27,193
   *Berjaya Media Berhad..................................   2,400          543
    Berjaya Sports Toto Berhad............................  16,071       23,841
    Bimb Holdings Berhad..................................  71,100       52,660
    Boustead Heavy Industries Corp. Berhad................  28,300       35,728
    Boustead Holdings Berhad..............................  55,640      109,472
    British American Tobacco Malaysia Berhad..............   3,400       53,237
    Bursa Malaysia Berhad.................................  18,100       46,988
    Cahya Mata Sarawak Berhad.............................  13,600       10,180
    Chemical Co. of Malaysia Berhad.......................  26,300       14,463
    CIMB Group Holdings Berhad............................  94,400      262,736

                                     1153

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
MALAYSIA -- (Continued)
    CSC Steel Holdings Berhad.................................  47,300 $ 26,646
    Dayang Enterprise Holdings Berhad.........................  83,593   56,259
    Dialog Group Berhad....................................... 193,779  176,743
    DiGi.Com Berhad...........................................   6,100   61,966
    DRB-Hicom Berhad.......................................... 140,000  105,641
    Eastern & Oriental Berhad................................. 116,300   61,003
    ECM Libra Avenue Berhad...................................  36,678   11,063
    EON Capital Berhad........................................  51,500   44,447
    Evergreen Fibreboard Berhad............................... 108,600   42,468
    Faber Group Berhad........................................  52,400   35,092
    Gamuda Berhad............................................. 173,500  215,767
    Genting Berhad............................................  66,300  241,363
    Genting Malaysia Berhad................................... 227,700  279,677
    Genting Plantations Berhad................................  33,300   88,424
   *Green Packet Berhad.......................................  72,400   17,295
    Guiness Anchor Berhad.....................................  23,000   81,413
    Hap Seng Consolidated Berhad.............................. 121,680   63,564
    Hap Seng Plantations Holdings Berhad......................  84,900   77,999
    Hong Leong Bank Berhad....................................  31,900  143,288
    Hong Leong Financial Group Berhad.........................  41,700  183,997
    Hong Leong Industries Berhad..............................  31,400   42,011
    IGB Corp. Berhad.......................................... 151,994  107,503
    IJM Corp. Berhad.......................................... 209,660  444,974
    IJM Land Berhad........................................... 143,000  132,930
    IJM Plantations Berhad....................................  80,200   73,841
    IOI Corp. Berhad..........................................  50,026   86,786
    Jaya Tiasa Holdings Berhad................................   4,900   10,846
    Keck Seng (Malaysia) Berhad...............................  28,500   40,440
    KFC Holdings (Malaysia) Berhad............................  24,100   31,930
    Kian Joo Can Factory Berhad...............................  56,700   40,717
    Kinsteel Berhad........................................... 144,000   33,697
    KLCC Property Holdings Berhad.............................  52,600   59,327
    KNM Group Berhad.......................................... 115,625   70,867
    Kuala Lumpur Kepong Berhad................................   7,300   53,441
    Kulim Malaysia Berhad.....................................  88,100  109,127
    Lafarge Malayan Cement Berhad.............................  33,600   83,339
   *Landmarks Berhad..........................................  74,700   34,417
    Lingkaran Trans Kota Holdings Berhad......................  39,000   49,073
    Lion Industries Corp. Berhad.............................. 118,500   66,557
    LPI Capital Berhad........................................   8,480   39,002
   *Mah Sing Group Berhad.....................................  89,280   70,934
    Malayan Banking Berhad....................................  65,964  194,433
    Malaysia Airports Holdings Berhad.........................  44,900   98,161
    Malaysia Building Society Berhad..........................  61,300   30,765
   *Malaysian Airlines System Berhad.......................... 113,600   56,524
    Malaysian Bulk Carriers Berhad............................  61,200   45,351
   *Malaysian Pacific Industries Berhad.......................  14,375   20,268
    Malaysian Resources Corp. Berhad.......................... 349,350  299,366
    Media Prima Berhad........................................  66,400   65,685
    MISC Berhad...............................................  44,580  111,724
    MMC Corp. Berhad.......................................... 195,100  176,984
    Muhibbah Engineering Berhad............................... 115,700   47,373
   *Mulpha International Berhad............................... 518,800   84,686
    Nestle (Malaysia) Berhad..................................   5,100   81,039
    Oriental Holdings Berhad..................................  30,480   51,444
    OSK Holdings Berhad....................................... 174,500   88,574
   *OSK Ventures International Berhad.........................  21,152    2,389
    Parkson Holdings Berhad...................................  29,684   58,213
    Petronas Dagangan Berhad..................................  17,100  102,626
    Petronas Gas Berhad.......................................  14,200   64,413
    Plus Expressways Berhad...................................  51,300   75,240

                                     1154

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
MALAYSIA -- (Continued)
    POS Malaysia Berhad..................................    78,600 $    84,370
    PPB Group Berhad.....................................    45,340     264,972
    Press Metal Berhad...................................    15,200      11,039
    Proton Holdings Berhad...............................    52,800      56,595
    Puncak Niaga Holding Berhad..........................    64,100      33,945
    RCE Capital Berhad...................................   287,000      50,280
    RHB Capital Berhad...................................    59,945     183,915
    SapuraCrest Petroleum Berhad.........................    99,700     149,671
    Sarawak Oil Palms Berhad.............................    13,800      20,020
   *Scomi Group Berhad...................................   335,900      35,679
    Selangor Properties Berhad...........................    24,800      29,742
    Shell Refining Co. Federation of Malaysia Berhad.....    25,800      89,571
    Sime Darby Berhad....................................    29,200      89,976
    SP Setia Berhad......................................    92,800     121,899
    Star Publications (Malaysia) Berhad..................    37,200      42,310
    Sunway City Berhad...................................    62,000     106,755
   *Sunway Holdings Berhad...............................   100,300      87,902
    Supermax Corp. Berhad................................    23,900      29,538
    Ta Ann Holdings Berhad...............................    33,984      64,314
   *TA Enterprise Berhad.................................   253,700      57,655
   *TA Global Berhad.....................................   152,220      18,448
    Tan Chong Motor Holdings Berhad......................   100,000     164,961
   *Tebrau Teguh Berhad..................................   240,700      57,382
    Telekom Malaysia Berhad..............................    49,500      67,562
    Tenaga Nasional Berhad...............................    21,250      43,872
   *Time Dotcom Berhad...................................   168,200      39,662
    Top Glove Corp. Berhad...............................    77,200     140,225
    Tradewinds (Malaysia) Berhad.........................    34,700     112,274
    TSH Resources Berhad.................................    54,700      57,958
   *UEM Land Holdings Berhad.............................   103,858      90,880
    UMW Holdings Berhad..................................    67,400     167,781
    Unico-Desa Plantations Berhad........................   147,900      51,802
    Unisem (Malaysia) Berhad.............................   147,200      68,937
    United Plantations Berhad............................    11,300      78,521
    Wah Seong Corp. Berhad...............................    52,433      40,583
    WCT Berhad...........................................    59,400      61,376
    WTK Holdings Berhad..................................    72,500      43,907
    YTL Corp. Berhad.....................................   469,950     221,392
    YTL Power International Berhad.......................    68,200      44,989
    Yu Neh Huat Berhad...................................    99,848      64,878
   *Zelan Berhad.........................................   215,800      27,586
    Zhulian Corp. Berhad.................................    45,600      27,025
                                                                    -----------
TOTAL MALAYSIA...........................................            10,866,814
                                                                    -----------
MEXICO -- (1.1%)
    Alfa S.A.B. de C.V. Series A.........................    53,976     790,972
    Alsea de Mexico S.A.B. de C.V........................    25,000      28,435
    America Movil S.A.B. de C.V. Series L................    60,900      78,555
    America Movil S.A.B. de C.V. Series L ADR............    20,730     534,834
    Arca Continental SAB de C.V..........................   136,212     754,329
   *Axtel S.A.B. de C.V..................................    75,000      43,771
    Bolsa Mexicana de Valores S.A. de C.V................    69,400     136,585
   *Carso Infraestructura y Construccion S.A.B. de C.V...   186,040     113,330
   *Cementos de Mexico S.A.B de C.V. Series B............ 1,154,184     816,178
   *Cemex S.A.B. de C.V. Sponsored ADR...................    36,431     256,474
   *Cia Minera Autlan S.A.B. de C.V......................    13,400      21,817
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.........     2,300     221,490
    Compartamos S.A.B. de C.V............................   106,000     190,736
    Consorcio ARA S.A.B. de C.V..........................   147,200      77,254
   *Controladora Comercial Mexicana S.A.B. de C.V.
     Series B............................................    58,274      99,297
   *Corporacion GEO S.A.B. de C.V. Series B..............    53,800     107,762

                                     1155

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
MEXICO -- (Continued)
    Corporacion Moctezuma S.A.B. de C.V....................  73,800 $   182,342
   *Desarrolladora Homex S.A.B. de C.V.....................  28,600     124,465
   *Desarrolladora Homex S.A.B. de C.V. ADR................     700      18,375
    El Puerto de Liverpool S.A.B. de C.V...................  10,000      80,939
   *Empresas ICA S.A.B. de C.V.............................  27,800      56,537
   *Empresas ICA S.A.B. de C.V. Sponsored ADR..............  16,200     131,382
   *Financiera Independencia S.A.B de C.V..................  32,800      27,386
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
      ADR..................................................  21,098   1,526,862
   *Genomma Lab Internacional S.A.B. de C.V................  17,000      38,932
   *Gruma S.A.B. de C.V. ADR...............................     500       4,250
   *Gruma S.A.B. de C.V. Series B..........................  43,700      92,893
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.....  50,000     101,514
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR....   7,300     298,862
    Grupo Aeroportuario del Sureste S.A.B. de C.V..........   2,400      14,307
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR.....   5,100     304,062
    Grupo Carso S.A.B. de C.V. Series A-1..................  87,700     245,079
   *Grupo Cementos de Chihuahua S.A.B. de C.V..............   1,100       3,919
    Grupo Elektra S.A. de C.V..............................   1,790     129,629
   *Grupo Famsa S.A.B. de C.V..............................  51,200      67,832
    Grupo Financiero Banorte S.A.B. de C.V................. 190,565     834,522
    Grupo Financiero Inbursa S.A.B. de C.V. Series O.......  67,097     315,554
    Grupo Herdez S.A.B. de C.V.............................  69,100     148,358
    Grupo Industrial Bimbo S.A.B. de C.V. Series A......... 157,200     377,822
   *Grupo Lamosa S.A.B. de C.V.............................  33,900      50,544
    Grupo Mexico S.A.B. de C.V. Series B................... 172,601     636,741
    Grupo Modelo S.A.B. de C.V. Series C...................  23,500     145,077
   *Grupo Simec S.A. de C.V................................  20,200      49,359
    Grupo Televisa S.A. de C.V.............................   1,100       4,892
    Grupo Televisa S.A. de C.V. Sponsored ADR..............  12,800     284,032
   *Impulsora del Desarrollo y El Empleo en America
     Latina S.A.B. de C.V.................................. 117,000     213,320
    Industrias Bachoco S.A.B. de C.V. Series B.............   1,422       2,786
   *Industrias CH S.A.B. de C.V. Series B..................  27,100      96,049
    Industrias Penoles S.A.B. de C.V.......................   6,385     275,206
   *Inmuebles Carso S.A.B. de C.V..........................  84,000      80,799
    Kimberly Clark de Mexico S.A.B. de C.V. Series A.......  22,800     141,804
   *Megacable Holdings S.A.B. de C.V.......................  52,000     124,049
    Mexichem S.A.B. de C.V................................. 100,618     436,769
   *Minera Frisco S.A.B. de C.V............................  78,700     395,468
    Organizacion Soriana S.A.B. de C.V. Series B........... 165,290     464,721
   *Promotora y Operadora de Infraestructura S.A. de C.V...  18,900      94,441
    Qualitas Cia de Seguros S.A. de C.V....................  36,600      33,054
   *Sare Holding S.A.B. de C.V............................. 141,800      28,270
   #Telefonos de Mexico S.A.B. de C.V. Sponsored ADR.......   6,400     103,424
    TV Azteca S.A.B. de C.V................................ 161,100     121,059
   *Urbi Desarrollos Urbanos S.A.B. de C.V.................  84,200     186,158
    Wal-Mart de Mexico S.A.B. de C.V. Series V.............  45,200     124,810
                                                                    -----------
TOTAL MEXICO...............................................          13,490,474
                                                                    -----------
NETHERLANDS -- (1.7%)
    Aalberts Industries NV.................................  10,455     203,687
    Accell Group NV........................................   2,458      63,735
   *Aegon NV...............................................  99,504     569,438
   *Aegon NV ADR...........................................  74,494     425,361
   *AFC Ajax NV............................................     546       5,492
    Akzo Nobel NV..........................................  23,844   1,456,464
    Akzo Nobel NV Sponsored ADR............................     500      30,605
   *AMG Advanced Metallurgical Group NV....................   2,752      46,054
    Amsterdam Commodities NV...............................   3,226      46,139
    APERAM NV..............................................     571      15,879
    APERAM NV Registered Shares............................   1,650      45,754
   #Arcadis NV.............................................   5,239     123,498

                                     1156

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
NETHERLANDS -- (Continued)
    ArcelorMittal NV.......................................  11,420 $   355,975
    ArcelorMittal NV ADR...................................  49,500   1,541,925
    ASM International NV...................................   7,329     208,311
    ASML Holding NV ADR....................................  12,550     447,408
    BE Semiconductor Industries NV.........................   4,477      30,430
    Beter Bed Holding NV...................................   1,215      30,325
    BinckBank NV...........................................   9,871     136,305
    Brunel International NV................................   3,554     148,328
    CSM NV.................................................  10,062     266,288
    Delta Lloyd NV.........................................  17,375     379,702
    Exact Holding NV.......................................   1,884      55,760
    Fugro NV...............................................   9,627     742,112
    Grontmij NV............................................   3,855      71,667
    Heijmans NV............................................   3,163      72,609
    Heineken NV............................................  15,682     927,921
    Hunter Douglas NV......................................     671      30,843
    Imtech NV..............................................   5,899     190,282
   *ING Groep NV...........................................     213       2,286
   *ING Groep NV Sponsored ADR............................. 263,004   2,824,663
   *Kardan NV..............................................   6,911      30,841
    KAS Bank NV............................................     973      13,444
    Kendrion NV............................................     813      21,214
    Koninklijke Ahold NV...................................  68,732     915,199
    Koninklijke Ahold NV ADR...............................     400       5,308
    Koninklijke Bam Groep NV...............................  41,304     232,654
    Koninklijke Boskalis Westminster NV....................  12,693     533,984
    Koninklijke DSM NV.....................................  18,525   1,050,346
    Koninklijke KPN NV.....................................  12,546     178,920
    Koninklijke Philips Electronics NV.....................  11,373     282,478
    Koninklijke Ten Cate NV................................   6,634     230,889
    Koninklijke Vopak NV...................................   6,788     338,783
    Koninklijke Wessanen NV................................  11,276      49,129
    Macintosh Retail Group NV..............................     861      18,723
    Mediq NV...............................................   4,557      84,979
    Nutreco NV.............................................   3,541     246,205
   *Ordina NV..............................................  14,194      54,677
    Philips Electronics NV ADR.............................  64,725   1,603,238
   *PostNL NV..............................................  37,839     295,453
   *Punch Graphix NV.......................................   4,099      16,818
    Randstad Holdings NV...................................  13,545     608,726
    Reed Elsevier NV.......................................   1,201      16,017
    Reed Elsevier NV ADR...................................   4,200     112,224
    SBM Offshore NV........................................  21,926     524,142
    Sligro Food Group NV...................................   1,277      45,567
   *SNS Reaal Groep NV.....................................  26,230     109,364
    Telegraaf Media Groep NV...............................   4,962      83,514
    TKH Group NV...........................................   5,947     171,968
   *TNT Express NV.........................................  37,839     383,316
  #*TomTom NV..............................................  20,937      99,046
    Unilever NV............................................   2,976      96,646
    Unilever NV ADR........................................  11,120     361,178
    Unit 4 NV..............................................   1,534      50,891
    USG People NV..........................................  12,296     183,913
   *Wavin NV...............................................   6,848      86,722
    Wolters Kluwer NV......................................  17,752     368,079
                                                                    -----------
TOTAL NETHERLANDS..........................................          20,999,841
                                                                    -----------
NEW ZEALAND -- (0.2%)
    Air New Zealand, Ltd...................................  58,896      60,692
    Auckland International Airport, Ltd.................... 147,375     292,389
    Contact Energy, Ltd....................................  47,395     215,701

                                     1157

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
NEW ZEALAND -- (Continued)
   *Fisher & Paykel Appliances Holdings, Ltd................  88,382 $   46,594
    Fisher & Paykel Healthcare Corp., Ltd...................  40,070     88,150
    Fletcher Building, Ltd..................................  45,120    322,231
    Freightways, Ltd........................................   6,435     19,235
    Infratil, Ltd...........................................  43,814     69,323
    Mainfreight, Ltd........................................  14,201    131,104
    New Zealand Oil & Gas, Ltd..............................  49,316     29,330
    New Zealand Refining Co., Ltd...........................   6,367     19,542
    Nuplex Industries, Ltd..................................  35,972     86,734
    Port of Tauranga, Ltd...................................  20,130    162,464
   *Pyne Gould Guinness, Ltd................................   8,757      3,777
   *Rakon, Ltd..............................................  12,355      9,988
    Ryman Healthcare, Ltd...................................  48,303    114,717
    Sanford, Ltd............................................  12,229     56,081
    Sky City Entertainment Group, Ltd.......................  46,065    148,852
    Sky Network Television, Ltd.............................  26,095    132,331
    Telecom Corp. of New Zealand, Ltd. Sponsored ADR........  14,539    165,890
    Tower, Ltd..............................................  55,588     74,254
   *TrustPower, Ltd.........................................  11,279     70,334
    Vector, Ltd.............................................  28,655     59,771
    Warehouse Group, Ltd....................................  19,445     60,569
                                                                     ----------
TOTAL NEW ZEALAND...........................................          2,440,053
                                                                     ----------

NORWAY -- (0.8%)
    ABG Sundal Collier Holding ASA..........................  35,072     37,865
    Acta Holding ASA........................................ 104,861     52,126
    Aker ASA................................................   4,270    112,783
    Aker Kvaerner ASA.......................................  17,200    300,996
    Aktiv Kapital ASA.......................................   5,796     34,599
   *Algeta ASA..............................................     999     37,240
   *Archer, Ltd.............................................     998      5,767
    Atea ASA................................................  11,808    121,396
    Austevoll Seafood ASA...................................  14,511     79,892
   *Blom ASA................................................   4,800        178
    Bonheur ASA.............................................     750     20,821
    BW Offshore, Ltd........................................  48,495    106,410
    BWG Homes ASA...........................................  25,850     83,797
    Cermaq ASA..............................................   9,312    130,031
   *Copeinca ASA............................................   2,400     19,526
   *Deep Sea Supply P.L.C...................................  23,563     47,796
   *Det Norske Oljeselskap ASA..............................   4,455     21,972
    DnB NOR ASA Series A....................................  56,056    815,173
   *DNO International ASA................................... 107,000    120,462
   *Dockwise, Ltd...........................................   2,027     51,975
   *DOF ASA.................................................   9,400     79,987
   *EDB ErgoGroup ASA.......................................   1,921      4,584
  #*Eitzen Chemical ASA..................................... 142,825     13,155
    Ekornes ASA.............................................   2,800     61,073
   *Electromagnetic GeoServices ASA.........................  22,157     46,947
   *Eltek ASA...............................................  90,615     79,846
    Farstad Shipping ASA....................................     968     28,836
    Fred Olsen Energy ASA...................................   1,782     68,890
    Frontline, Ltd..........................................     640      7,441
    Ganger Rolf ASA.........................................   2,050     51,088
    Golar LNG, Ltd. (7139695)...............................     500     19,149
    Golar LNG, Ltd. (G9456A100).............................   2,507     95,592
    Golden Ocean Group, Ltd.................................  57,922     54,413
   *Grieg Seafood ASA.......................................  14,310     29,548
   *Hurtigruten ASA.........................................   5,794      4,957
   *Kongsberg Automotive Holding ASA........................ 118,714     82,873
    Kongsberg Gruppen ASA...................................   2,160     59,996

                                     1158

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
NORWAY -- (Continued)
   *Kvaerner ASA.........................................    17,200 $    36,545
    Leroey Seafood Group ASA.............................       686      13,744
    Marine Harvest ASA...................................   327,880     190,357
   #Nordic Semiconductor ASA.............................    18,887      60,397
    Norsk Hydro ASA......................................   113,626     808,849
    Norsk Hydro ASA Sponsored ADR........................       800       5,648
   *Norske Skogindustrier ASA Series A...................    49,653      73,552
   *Norwegian Air Shuttle ASA............................     5,579     108,658
   *Norwegian Energy Co. ASA.............................    35,128      43,398
   *Odfjell ASA Series A.................................     2,716      22,693
   *Opera Software ASA...................................     7,998      51,295
    Orkla ASA............................................    78,409     736,853
   *Petroleum Geo-Services ASA...........................    20,682     335,420
   *Pronova BioPharma ASA................................    14,000      26,013
    Prosafe ASA..........................................     7,400      55,031
  #*Renewable Energy Corp. ASA...........................    58,378     108,163
    Salmar ASA...........................................       167       1,510
   *Scana Industrier ASA.................................     5,965       6,267
    Schibsted ASA........................................     3,700     110,012
    SeaDrill, Ltd........................................    11,860     412,824
  #*Sevan Marine ASA.....................................    75,265       7,540
   *Siem Offshore, Inc...................................    15,058      29,388
    Solstad Offshore ASA.................................       399       8,393
   *Songa Offshore SE....................................    32,356     178,091
    SpareBanken 1 SMN....................................     9,575      85,287
    StatoilHydro ASA.....................................     8,400     207,032
   #StatoilHydro ASA Sponsored ADR.......................    33,300     818,181
    Stolt-Nielsen, Ltd. ASA..............................     1,542      39,436
    Storebrand ASA.......................................    52,200     433,792
   *Subsea 7 SA..........................................    17,989     473,713
    Telenor ASA..........................................    27,253     455,485
    TGS Nopec Geophysical Co. ASA........................    14,100     411,279
   #Tomra Systems ASA....................................    16,200     146,481
    Veidekke ASA.........................................     6,564      56,689
    Wilh Wilhelmsen Holding ASA..........................     4,070     113,121
    Yara International ASA...............................     6,362     363,399
                                                                    -----------
TOTAL NORWAY.............................................            10,023,716
                                                                    -----------

PERU -- (0.0%)
    Cia de Minas Buenaventura S.A. ADR...................     1,800      73,692
    Credicorp, Ltd.......................................     1,598     156,125
                                                                    -----------
    TOTAL PERU...........................................               229,817
                                                                    -----------

PHILIPPINES -- (0.3%)
    Aboitiz Equity Ventures, Inc.........................    96,000      95,457
    Aboitiz Power Corp...................................   270,000     208,132
    Ayala Corp. Series A.................................    28,860     223,456
    Ayala Land, Inc......................................   354,100     141,489
    Banco de Oro Unibank, Inc............................   132,400     200,909
    Bank of the Philippine Islands.......................   141,673     200,729
    China Banking Corp...................................     6,189      60,642
    DMCI Holdings, Inc...................................    55,200      58,953
    Energy Development Corp..............................   404,000      65,118
    Filinvest Development Corp...........................   128,500      15,183
    Filinvest Land, Inc.................................. 1,036,000      31,936
   *First Gen Corp.......................................    45,000      15,986
    First Philippines Holdings Corp......................    75,400     110,544
    Globe Telecom, Inc...................................     4,040      91,908
    International Container Terminal Services, Inc.......   134,600     174,204
    Jollibee Foods Corp..................................    30,800      63,563
   *Lopez Holdings Corp..................................   511,000      70,298

                                     1159

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
PHILIPPINES -- (Continued)
    Manila Water Co, Inc..................................   100,000 $   46,861
    Megaworld Corp........................................ 1,959,000    101,818
    Metro Bank & Trust Co.................................   141,745    258,701
   *Metro Pacific Investments Corp........................ 1,038,000     88,786
   *Pepsi-Cola Products Philippines, Inc..................    80,000      4,495
    Philippine Long Distance Telephone Co. Sponsored ADR..     1,000     56,600
   *Philippine National Bank..............................    48,400     67,715
    Rizal Commercial Banking Corp.........................    71,000     48,099
    Robinson's Land Corp. Series B........................   315,000     99,270
   *San Miguel Corp.......................................    11,910     36,041
    Security Bank Corp....................................    72,100    185,674
    Semirara Mining Corp..................................    11,880     63,591
    SM Investments Corp...................................     8,040    103,620
    SM Prime Holdings, Inc................................   237,500     65,028
   *Southeast Asia Cement Holdings, Inc................... 1,009,000     37,871
    Union Bank of Philippines.............................    42,900     64,105
    Universal Robina Corp.................................   140,000    157,324
    Vista Land & Lifescapes, Inc..........................   458,000     37,510
                                                                     ----------
TOTAL PHILIPPINES.........................................            3,351,616
                                                                     ----------

POLAND -- (0.4%)
    Agora SA..............................................     9,107     52,272
    Amica Wronki SA.......................................       370      4,355
   *AmRest Holdings SA....................................     2,020     55,541
    Asseco Poland SA......................................    11,968    205,204
    Bank Handlowy w Warszawie SA..........................     3,331     98,370
    Bank Millennium SA....................................    87,752    167,752
    Bank Pekao SA.........................................     1,980    113,181
   *Bioton SA.............................................   980,519     42,160
   *BOMI SA...............................................     4,816     10,413
   *BRE Bank SA...........................................       950    108,403
    Budimex SA............................................     1,885     55,379
   *Cersanit-Krasnystaw SA................................    22,410     64,443
   *Ciech SA..............................................    10,050     70,282
   *Dom Maklerski IDM SA..................................    40,000     35,085
   *Echo Investment SA....................................    73,042    119,867
    Emperia Holding SA....................................     2,574     96,111
   *Enea SA...............................................    17,336    117,232
    Eurocash SA...........................................    12,021    117,439
   *Farmacol SA...........................................     2,588     25,899
   *Getin Holding SA......................................    45,799    186,126
    Grupa Kety SA.........................................     1,179     49,124
   *Grupa Lotos SA........................................    12,797    175,354
    Impexmetal SA.........................................    39,285     66,874
    ING Bank Slaski SA....................................       253     77,283
   *Inter Cars SA.........................................     1,521     47,395
   *JW Construction Holding SA............................     4,875     23,743
   *Kernel Holding SA.....................................     2,258     59,361
   *KGHM Polska Miedz SA..................................     7,636    522,622
    Kredyt Bank SA........................................     3,810     23,530
   *LC Corp. SA...........................................    51,834     22,155
    LPP SA................................................        54     43,260
   *Lubelski Wegiel Bogdanka SA...........................     3,632    139,622
   *Mondi Packaging Paper Swiecie SA......................     1,538     43,976
   *Mostostal Siedlce SA..................................    51,936     53,894
   *Multimedia Polska SA..................................    12,319     41,180
   *Netia Holdings SA.....................................    44,323     92,336
    NG2 SA................................................     1,963     39,486
   *Orbis SA..............................................     4,643     58,292
   *PBG SA................................................       323     16,230
   *Petrolinvest SA.......................................    12,525     31,626

                                     1160

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
POLAND -- (Continued)
   *PGE SA..................................................  32,951 $  274,537
    Polnord SA..............................................   2,012     15,659
    Polska Grupa Farmaceutyczna SA..........................   1,918     30,243
   *Polski Koncern Naftowy Orlen SA.........................  51,919    870,226
    Polskie Gornictwo Naftowe I Gazownictwo SA..............  73,242    111,566
    Powszechna Kasa Oszczednosci Bank Polski SA.............   9,285    136,849
   *Powszechny Zaklad Ubezpieczen SA........................     269     36,580
   *Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA........   7,393     58,423
   *Sygnity SA..............................................   4,962     38,047
    Synthos SA.............................................. 105,358    217,224
    Telekomunikacja Polska SA...............................  15,163     94,910
    TVN SA..................................................   5,494     33,295
    Zaklady Azotowe Pulawy SA...............................   1,298     49,262
   *Zaklady Azotowe w Tarnowie-Moscicach SA.................   1,988     21,396
   *Zaklady Azotowe w Tarnowie-Moscicach SA Allotment
     Certificates...........................................   1,270     13,680
                                                                     ----------
TOTAL POLAND................................................          5,374,754
                                                                     ----------
PORTUGAL -- (0.3%)
    Altri SGPS SA...........................................  25,236     51,951
  #*Banco BPI SA............................................  63,549     85,631
  #*Banco Comercial Portugues SA............................ 589,005    271,722
   #Banco Espirito Santo SA.................................  97,948    370,670
   *Banif SGPS SA...........................................  16,816     12,999
   *Brisa SA................................................  20,337     94,572
    Cimpor Cimentos de Portugal SA..........................  36,874    286,320
   *EDP Renovaveis SA.......................................  42,030    272,480
    Energias de Portugal SA.................................  56,890    197,644
    Energias de Portugal SA Sponsored ADR...................     100      3,460
    Galp Energia SGPS SA Series B...........................  17,799    402,015
    Jeronimo Martins SGPS SA................................  17,915    350,542
    Mota-Engil SGPS SA......................................  17,204     32,106
    Portucel-Empresa Produtora de Pasta de Papel SA.........  30,214     89,796
    Portugal Telecom SA.....................................  48,823    420,955
    Redes Energeticas Nacionais SA..........................  22,246     73,290
    Sociedade de Investimento e Gestao SGPS SA..............   8,593     85,162
   *Sonae Industria SGPS SA.................................  24,422     40,292
    Sonae SGPS SA........................................... 123,615    117,961
    Sonaecom SGPS SA........................................  28,627     61,635
    Teixeira Duarte SA......................................  10,538      5,608
    Zon Multimedia Servicos de Telecomunicacoes e
      Multimedia SGPS SA....................................  21,828     89,579
                                                                     ----------
TOTAL PORTUGAL..............................................          3,416,390
                                                                     ----------
RUSSIA -- (0.7%)
   *Evraz Group SA GDR......................................   2,441     81,285
    Federal Hydrogenerating Co. ADR......................... 213,796  1,064,767
   *Gazprom OAO Sponsored ADR............................... 263,261  3,767,176
    Gazpromneft JSC Sponsored ADR...........................   5,078    127,792
    Globaltrans Investment P.L.C. Sponsored GDR.............   6,179    112,319
   *Integra Group Holdings GDR..............................   3,200     10,080
    Lukoil OAO Sponsored ADR................................  15,272  1,015,563
    Magnitogorsk Iron & Steel Works Sponsored GDR...........  12,383    136,985
   *Mechel Sponsored ADR....................................   9,557    237,778
   *MMC Norilsk Nickel JSC ADR..............................   7,300    194,517
    Novolipetsk Steel OJSC GDR..............................   1,400     52,194
   *PIK Group GDR...........................................  13,885     53,683
   *Polymetal JSC GDR.......................................   4,300     89,011
    Rosneft Oil Co. GDR.....................................  22,100    187,554
    Severstal OAO GDR.......................................  16,400    316,893
   *Surgutneftegas Sponsonsored ADR.........................  54,700    551,712
    Tatneft Sponsored ADR...................................  19,500    814,176
    TMK OAO GDR.............................................   2,300     40,396

                                     1161

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
RUSSIA -- (Continued)
   *Uralkali Sponsored GDR..................................   5,600 $  274,031
    VimpelCom, Ltd. Sponsored ADR...........................   8,972    111,253
    VTB Bank OJSC GDR.......................................  10,880     65,072
   *X5 Retail Group NV GDR..................................   1,681     69,873
                                                                     ----------
TOTAL RUSSIA................................................          9,374,110
                                                                     ----------
SINGAPORE -- (1.2%)
   *Abterra, Ltd............................................  32,000     30,121
   #Allgreen Properties, Ltd................................ 156,420    206,551
    Armstrong Industrial Corp., Ltd.........................  25,000      6,744
    Asia Pacific Breweries, Ltd.............................   2,000     47,320
    ASL Marine Holdings, Ltd................................  32,200     16,115
    AusGroup, Ltd...........................................  64,000     19,338
    Baker Technology, Ltd...................................  83,000     25,467
    Banyan Tree Holdings, Ltd...............................  54,000     39,219
    Beng Kuang Marine, Ltd.................................. 187,000     34,105
   #BH Global Marine, Ltd...................................  38,000      7,065
   *Biosensors International Group, Ltd.....................  27,000     30,574
    Bonvests Holdings, Ltd..................................  22,000     18,324
    Breadtalk Group, Ltd....................................  27,000     13,912
   #Broadway Industrial Group, Ltd.......................... 118,000     40,156
    Bukit Sembawang Estates, Ltd............................  15,000     55,982
   *Bund Center Investment, Ltd............................. 259,000     47,181
    CapitaLand, Ltd......................................... 146,500    352,256
    CapitaMalls Asia, Ltd................................... 127,000    151,217
    Cerebos Pacific, Ltd....................................  10,000     44,100
    CH Offshore, Ltd........................................  60,000     20,651
    China Aviation Oil Singapore Corp., Ltd.................  28,000     28,548
   *China Energy, Ltd....................................... 103,000      7,941
    China Merchants Holdings Pacific, Ltd...................   4,000      1,814
    China Sunsine Chemical Holdings, Ltd....................  30,000      6,337
   #China XLX Fertiliser, Ltd...............................  83,000     24,100
    Chip Eng Seng Corp., Ltd................................  79,000     29,559
    City Developments, Ltd..................................  57,000    499,343
    ComfortDelGro Corp., Ltd................................  90,000    107,085
   #Cosco Corp. Singapore, Ltd..............................  93,000    137,115
    Creative Technology, Ltd................................  16,100     38,747
    CSC Holdings, Ltd.......................................  97,000     10,591
    CSE Global, Ltd.........................................  59,000     59,042
    CWT, Ltd................................................  40,000     42,810
   #DBS Group Holdings, Ltd................................. 103,085  1,328,435
   *Delong Holdings, Ltd....................................   9,000      2,936
   #Ezion Holdings, Ltd.....................................  44,000     24,967
   #Ezra Holdings, Ltd......................................  84,200     87,649
    F.J. Benjamin Holdings, Ltd.............................  34,000     10,457
    Falcon Energy Group, Ltd................................ 168,000     45,270
   #First Resources, Ltd.................................... 104,000    122,052
    Fragrance Group, Ltd....................................  40,000     11,915
    Fraser & Neave, Ltd..................................... 125,000    622,172
    Freight Links Express Holdings, Ltd..................... 205,000     10,665
  #*Gallant Venture, Ltd.................................... 119,000     38,986
  #*Genting Singapore P.L.C.................................  35,000     55,135
   *GMG Global, Ltd.........................................  12,000      2,644
    Golden Agri-Resources, Ltd.............................. 665,000    402,205
    Goodpack, Ltd...........................................  40,000     62,679
    Great Eastern Holdings, Ltd.............................   2,000     24,652
   *GuocoLand, Ltd..........................................  51,666     93,080
   *Healthway Medical Corp., Ltd............................  74,000      5,530
    Hiap Seng Engineering, Ltd..............................  57,000     19,333
    Hi-P International, Ltd................................. 162,000    124,497
    Ho Bee Investment, Ltd.................................. 102,000    118,977

                                     1162

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
SINGAPORE -- (Continued)
   *Hong Fok Corp., Ltd.......................................  91,000 $ 41,048
    Hong Leong Asia, Ltd......................................  42,000   75,888
    Hotel Grand Central, Ltd..................................  31,677   20,498
    Hotel Properties, Ltd.....................................  25,000   47,990
    HTL International Holdings, Ltd...........................  66,000   24,400
    Hyflux, Ltd...............................................  36,000   58,521
  #*Indofood Agri Resources, Ltd..............................  70,000   97,100
    InnoTek, Ltd..............................................  46,000   15,877
    Jardine Cycle & Carriage, Ltd.............................   5,000  200,627
   *Jaya Holdings, Ltd........................................  54,000   25,390
   *JES International Holdings, Ltd........................... 171,000   36,004
   *Jiutian Chemical Group, Ltd............................... 479,000   15,860
    K1 Ventures, Ltd..........................................  42,000    4,845
    Keppel Corp., Ltd.........................................  33,000  303,307
    Keppel Land, Ltd..........................................  65,000  206,465
    Keppel Telecommunications & Transportation, Ltd...........  10,000   11,524
    K-Green Trust, Ltd........................................   6,000    5,329
   *KS Energy, Ltd............................................  41,000   36,040
    Lee Kim Tah Holdings, Ltd.................................  18,000    8,458
    M1, Ltd...................................................  31,000   67,226
  #*Manhattan Resources, Ltd..................................  32,000   33,527
   *Marco Polo Marine, Ltd....................................  72,000   24,189
    Metro Holdings, Ltd.......................................  91,200   61,451
   #Midas Holdings, Ltd....................................... 187,000   88,276
   #Neptune Orient Lines, Ltd................................. 170,000  202,881
    Novo Group, Ltd...........................................  31,750    9,123
    NSL, Ltd..................................................  12,000   13,294
  #*Oceanus Group, Ltd........................................ 231,000   38,261
    OKP Holdings, Ltd.........................................  71,000   36,728
   #Olam International, Ltd...................................  69,000  150,832
    Orchard Parade Holdings, Ltd..............................  32,000   45,526
    Otto Marine, Ltd.......................................... 107,000   17,231
    Oversea-Chinese Banking Corp., Ltd........................ 100,429  828,285
   #Overseas Union Enterprise, Ltd............................ 102,000  244,452
    Pan Pacific Hotels Group, Ltd.............................  49,000   78,963
    Petra Foods, Ltd..........................................   2,000    3,378
    QAF, Ltd..................................................   9,000    5,126
   #Raffles Education Corp., Ltd.............................. 116,975   60,134
    Raffles Medical Group, Ltd................................  12,000   24,452
    Rotary Engineering, Ltd...................................  55,000   37,378
   *S i2i, Ltd................................................ 468,000   22,272
    SATS, Ltd.................................................  79,870  166,825
    SBS Transit, Ltd..........................................  11,500   17,873
    SC Global Developments, Ltd...............................  41,000   48,007
    SembCorp Industries, Ltd..................................  84,000  353,111
   #SembCorp Marine, Ltd......................................  16,000   71,540
   *Seroja Investments, Ltd...................................  52,000   12,287
   *SIA Engineering Co., Ltd..................................   3,000   10,089
   *Sinarmas Land, Ltd........................................ 259,000   69,628
   #Singapore Airlines, Ltd...................................  31,000  364,986
    Singapore Exchange, Ltd...................................  18,000  111,533
    Singapore Land, Ltd.......................................  29,000  167,480
    Singapore Post, Ltd.......................................  50,000   45,439
    Singapore Press Holdings, Ltd.............................  46,000  150,453
    Singapore Technologies Engineering, Ltd...................  22,000   55,104
    Singapore Telecommunications, Ltd......................... 261,000  727,208
    Sinostar PEC Holdings, Ltd................................  23,000    3,519
  #*Sinotel Technologies, Ltd................................. 167,500   32,683
    SMRT Corp., Ltd...........................................  69,000  105,478
    Sound Global, Ltd.........................................  64,000   35,816
   *Stamford Land Corp., Ltd..................................  86,000   44,924

                                     1163

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SINGAPORE -- (Continued)
    StarHub, Ltd...........................................  22,000 $    51,520
    Straits Asia Resources, Ltd............................  19,000      47,631
    Sunningdale Tech, Ltd..................................  65,000       7,604
    Sunvic Chemical Holdings, Ltd..........................  69,000      38,349
    Super Group, Ltd.......................................  85,000     101,680
  #*Swiber Holdings, Ltd...................................  48,000      27,666
  #*Swissco Holdings, Ltd..................................  42,567       9,229
    Tat Hong Holdings, Ltd.................................  53,000      34,368
  #*Tiger Airways Holdings, Ltd............................  32,000      31,990
    Tiong Woon Corp. Holding, Ltd..........................  21,000       5,453
   *Transcu Group, Ltd..................................... 108,000       4,485
    Tuan Sing Holdings, Ltd................................  61,000      18,974
   #UMS Holdings, Ltd......................................  56,000      24,862
    United Engineers, Ltd..................................  33,000      61,043
    United Envirotech, Ltd.................................  26,000       7,556
    United Industrial Corp., Ltd........................... 101,000     238,800
    United Overseas Bank, Ltd..............................  70,190   1,190,454
    UOB-Kay Hian Holdings, Ltd.............................  68,000      94,228
    UOL Group, Ltd.........................................  87,000     372,267
    Venture Corp., Ltd.....................................  41,000     268,328
    WBL Corp., Ltd.........................................  16,000      44,130
   #Wee Hur Holdings, Ltd.................................. 112,500      28,961
    Wheelock Properties, Ltd...............................  40,000      61,544
   #Wilmar International, Ltd..............................  34,000     166,332
    Wing Tai Holdings, Ltd.................................  63,000      77,292
    Yangzijiang Shipbuilding Holdings, Ltd.................  84,000     101,260
    Yanlord Land Group, Ltd................................  71,000      73,253
   #Yongnam Holdings, Ltd.................................. 153,000      34,799
                                                                    -----------
TOTAL SINGAPORE............................................          14,559,863
                                                                    -----------

SOUTH AFRICA -- (1.7%)
    ABSA Group, Ltd........................................  32,573     640,695
    Acucap Properties, Ltd.................................  12,314      66,524
    Adcock Ingram Holdings, Ltd............................  17,073     156,339
    Adcorp Holdings, Ltd...................................  10,635      43,076
    Advtech, Ltd...........................................  34,107      28,809
    AECI, Ltd..............................................  21,114     253,300
    Afgri, Ltd............................................. 106,485     101,877
    African Bank Investments, Ltd..........................  91,704     463,143
    African Oxygen, Ltd....................................  18,017      56,496
    African Rainbow Minerals, Ltd..........................  11,320     319,427
    Allied Electronics Corp., Ltd..........................   8,984      35,050
    Allied Technologies, Ltd...............................   9,221      83,461
    Anglo American Platinum Corp., Ltd.....................     696      59,488
    AngloGold Ashanti, Ltd.................................   2,804     118,429
    AngloGold Ashanti, Ltd. Sponsored ADR..................     500      20,970
    ArcelorMittal South Africa, Ltd........................  25,993     267,143
    Aspen Pharmacare Holdings, Ltd.........................  16,002     196,781
    Assore, Ltd............................................   2,548      85,184
    Astral Foods, Ltd......................................   6,105     116,139
    Aveng, Ltd.............................................  64,885     347,571
    AVI, Ltd...............................................  29,073     138,821
    Avusa, Ltd.............................................   4,146      14,830
    Barloworld, Ltd........................................  37,313     360,184
    Basil Read Holdings, Ltd...............................  24,073      50,130
    Bidvest Group, Ltd.....................................  11,519     270,314
    Blue Label Telecoms, Ltd...............................  41,700      32,009
    Brait SA...............................................  89,448     233,967
    Business Connexion Group, Ltd..........................  66,747      45,799
    Capital Property Fund..................................  23,191      29,769
    Capitec Bank Holdings, Ltd.............................   7,589     205,660

                                     1164

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH AFRICA -- (Continued)
    Cashbuild, Ltd..........................................   2,360 $   32,332
    Caxton & CTP Publishers & Printers, Ltd.................   3,193      7,031
    Cipla Medpro South Africa, Ltd..........................  86,343     84,530
    City Lodge Hotels, Ltd..................................   2,425     22,643
    Clicks Group, Ltd.......................................  22,044    131,678
    Coronation Fund Managers, Ltd...........................  19,518     59,618
    Data Tec, Ltd...........................................  38,696    225,165
    Discovery Holdings, Ltd.................................  34,488    201,962
    Distell Group, Ltd......................................   1,845     19,536
   *Distribution & Warehousing Network, Ltd.................  53,514     50,010
    Durban Roodeport Deep, Ltd..............................  84,168     39,157
   *EOH Holdings, Ltd.......................................   1,500      4,950
   *Eqstra Holdings, Ltd....................................   3,456      3,624
   *Evraz Highveld Steel & Vanadium, Ltd....................   4,215     28,364
    Exxaro Resources, Ltd...................................  11,753    315,451
    FirstRand, Ltd.......................................... 162,126    468,303
    Foschini Group, Ltd. (The)..............................  24,805    326,562
    Gold Fields, Ltd........................................   4,836     75,049
    Gold Fields, Ltd. Sponsored ADR.........................  75,900  1,183,281
    Gold Reef Resorts, Ltd..................................  43,296    103,968
    Grindrod, Ltd...........................................  47,146     97,171
    Group Five, Ltd.........................................  19,408     85,870
   *Growthpoint Properties, Ltd............................. 106,308    292,685
    Harmony Gold Mining Co., Ltd............................   5,445     73,692
    Harmony Gold Mining Co., Ltd. Sponsored ADR.............  57,610    782,344
    Hudaco Industries, Ltd..................................   4,292     51,169
   *Hulamin, Ltd............................................   9,590      9,886
    Iliad Africa, Ltd.......................................   2,000      1,645
    Illovo Sugar, Ltd.......................................  35,655    138,248
    Impala Platinum Holdings, Ltd...........................   9,530    243,950
    Imperial Holdings, Ltd..................................  24,000    412,298
    Investec, Ltd...........................................  23,388    187,908
    JD Group, Ltd...........................................  28,884    186,744
    JSE, Ltd................................................  17,413    172,023
    Kumba Iron Ore, Ltd.....................................     296     22,535
    Lewis Group, Ltd........................................  22,356    283,021
    Liberty Holdings, Ltd...................................  19,531    218,974
    Life Healthcare Group Holdings, Ltd.....................  35,165     91,443
   *Massmart Holdings, Ltd..................................   2,482     53,588
    Medi-Clinic Corp., Ltd..................................  50,950    240,531
    Merafe Resources, Ltd................................... 389,559     62,636
    Metair Investments, Ltd.................................   2,655      6,764
   *Metorex, Ltd............................................ 229,212    290,210
    MMI Holdings, Ltd....................................... 113,347    287,807
    Mondi, Ltd..............................................  26,884    213,503
   *Mpact, Ltd..............................................  26,884     54,894
    Mr. Price Group, Ltd....................................  13,969    153,861
    MTN Group, Ltd..........................................  22,436    481,525
    Murray & Roberts Holdings, Ltd..........................  24,297    110,820
   *Mvelaphanda Group, Ltd.................................. 105,118     53,453
   *Mvelaserve, Ltd.........................................  26,315     46,593
    Nampak, Ltd.............................................  71,248    236,827
    Naspers, Ltd. Series N..................................  12,051    651,107
    Nedbank Group, Ltd......................................  20,768    436,075
    Network Healthcare Holdings, Ltd........................  82,943    180,330
    Northam Platinum, Ltd...................................  21,659    119,544
   *Omnia Holdings, Ltd.....................................   7,378     88,457
    Palabora Mining Co., Ltd................................   1,699     34,687
    Peregrine Holdings, Ltd.................................  49,359     82,808
    Pick'n Pay Stores, Ltd..................................  14,103     86,492
    Pioneer Foods, Ltd......................................  12,528    115,249

                                     1165

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH AFRICA -- (Continued)
    Pretoria Portland Cement Co., Ltd......................  26,368 $   101,754
    PSG Group, Ltd.........................................  20,801     144,975
    Rainbow Chicken, Ltd...................................  20,814      54,573
    Raubex Group, Ltd......................................  27,230      62,594
   *Resilient Property Income Fund, Ltd....................  15,195      74,657
    Reunert, Ltd...........................................  23,260     205,399
    Sanlam, Ltd............................................ 172,625     696,667
    Santam, Ltd............................................   4,935      95,429
   *Sappi, Ltd.............................................  53,505     236,934
   *Sappi, Ltd. Sponsored ADR..............................  35,009     155,790
    Sasol, Ltd. Sponsored ADR..............................  21,700   1,088,255
   *Sentula Mining, Ltd....................................  48,196      18,211
    Shoprite Holdings, Ltd.................................   9,883     154,641
   *Simmer & Jack Mines, Ltd............................... 203,666         610
    Spar Group, Ltd. (The).................................  13,033     179,537
    Standard Bank Group, Ltd...............................  62,878     911,285
    Stefanutti Stocks Holdings, Ltd........................   1,500       2,644
    Steinhoff International Holdings, Ltd.................. 212,747     735,175
    Sun International, Ltd.................................   4,923      69,032
   *Super Group, Ltd....................................... 591,421      70,956
    Telkom South Africa, Ltd...............................  35,335     188,662
    Telkom South Africa, Ltd. Sponsored ADR................   1,800      38,348
    Tiger Brands, Ltd......................................   7,439     226,461
    Tongaat-Hulett, Ltd....................................  12,229     172,061
    Trencor, Ltd...........................................  19,453     101,705
    Truworths International, Ltd...........................  13,658     148,306
   *Village Main Reef, Ltd.................................  96,516      18,422
    Vodacom Group, Ltd.....................................   6,820      86,717
    Vukile Property Fund, Ltd..............................   8,342      17,833
    Wilson Bayly Holme-Ovcon, Ltd..........................   5,469      87,859
    Woolworths Holdings, Ltd...............................  37,736     176,427
                                                                    -----------
TOTAL SOUTH AFRICA.........................................          21,985,885
                                                                    -----------
SOUTH KOREA -- (4.0%)
    Aekyung Petrochemical Co., Ltd.........................   1,220      60,390
    Amorepacific Corp......................................      70      79,742
    Amorepacific Group.....................................     426      93,739
    Asia Cement Manufacturing Co., Ltd.....................     360      16,587
   *Asiana Airlines, Inc...................................  13,650     137,268
    Bing Grae Co., Ltd.....................................   1,160      66,307
   *BNG Steel Co., Ltd.....................................   2,150      43,138
   *BS Financial Group, Inc................................  22,580     348,027
    Bu Kwang Pharmaceutical Co., Ltd.......................   3,330      48,041
    Cheil Industrial, Inc..................................   7,166     818,550
    Cheil Worldwide, Inc...................................   9,650     152,389
   *Chin Hung International, Inc...........................  80,460      21,168
    Chong Kun Dang Pharmaceutical Corp.....................   3,530     108,308
    CJ CGV Co., Ltd........................................   4,090     121,131
    CJ Cheiljedang Corp....................................   1,293     375,587
    CJ Corp................................................   2,389     192,687
   *CJ E&M Corp............................................   4,000     180,088
    Crown Confectionery Co., Ltd...........................      44       6,363
    Dae Han Flour Mills Co., Ltd...........................     349      55,406
    Dae Won Kang Up Co., Ltd...............................   9,910      63,593
    Daechang Co., Ltd......................................  10,260      19,286
    Daeduck Electronics Co., Ltd...........................  11,360      95,920
    Daeduck Industries Co., Ltd............................   4,570      38,011
    Daehan Steel Co., Ltd..................................   3,830      30,183
    Dae-II Corp............................................   7,510      67,633
    Daekyo Co., Ltd........................................  10,840      61,757
   *Daelim Industrial Co., Ltd.............................   4,715     564,094

                                     1166

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
SOUTH KOREA -- (Continued)
    Daesang Corp...............................................  4,120 $ 51,743
    Daesang Holdings Co., Ltd..................................  1,170    4,647
    Daesung Group Partners Co., Ltd............................     88    7,318
    Daesung Industrial Co., Ltd................................    359   14,809
   *Daewoo Engineering & Construction Co., Ltd................. 22,020  257,683
    Daewoo International Corp..................................  4,836  183,187
    Daewoo Securities Co., Ltd................................. 22,300  392,174
    Daewoo Shipbuilding & Marine Engineering Co., Ltd..........  8,980  318,909
    Daewoong Pharmaceutical Co., Ltd...........................    568   24,082
    Daishin Securities Co., Ltd................................  8,650  111,948
    Daou Technology, Inc....................................... 12,540  117,095
   *DGB Financial Group, Inc................................... 22,520  356,714
    Dong IL Rubber Belt Co., Ltd...............................  6,881   40,081
   *Dong Yang Gang Chul Co., Ltd...............................  8,160   27,914
    Dong-A Pharmaceutical Co., Ltd.............................  1,457  156,090
    Dongbu Corp................................................  7,700   62,555
   *Dongbu HiTek Co., Ltd......................................  5,940   65,054
    Dongbu Insurance Co., Ltd..................................  5,040  250,092
    Dongbu Securities Co., Ltd.................................  7,220   37,398
    Dongbu Steel Co., Ltd......................................  4,740   39,129
    Dong-II Corp...............................................    773   43,844
    Dongil Industries Co., Ltd.................................    542   38,931
    Dongkuk Steel Mill Co., Ltd................................  6,070  228,388
    Dongwha Pharm Co., Ltd.....................................  2,640   14,932
    Dongwon F&B Co., Ltd.......................................    458   23,547
    Dongwon Industries Co., Ltd................................    550   96,294
    Dongyang Mechatronics Corp.................................  6,200  111,010
    Doosan Construction & Engineering Co., Ltd.................  7,860   37,701
    Doosan Corp................................................  1,501  210,386
    Doosan Heavy Industries & Construction Co., Ltd............  4,870  311,950
   *Doosan Infracore Co., Ltd..................................  5,400  134,507
    E1 Corp....................................................    357   21,223
   *E-Mart Co., Ltd............................................    520  135,635
   *Eugene Investment & Securities Co., Ltd....................  6,878   35,364
    Fursys, Inc................................................  2,447   63,657
    Global & Yuasa Battery Co., Ltd............................  2,050   84,997
   *Green Cross Corp...........................................    291   47,486
    Green Cross Holdings Corp..................................  4,000   69,631
    GS Engineering & Construction Corp.........................  4,651  525,177
    GS Holdings Corp...........................................  7,870  674,431
    Halla Climate Control Corp.................................  4,010   97,798
    Halla Engineering & Construction Corp......................  3,187   72,955
    Han Kuk Carbon Co., Ltd....................................  3,120   19,321
    Han Yang Securities Co., Ltd...............................  1,630   12,399
    Hana Financial Group, Inc.................................. 20,850  817,769
    Handsome Corp..............................................  3,640   97,132
    Hanil Cement Manufacturing Co., Ltd........................    445   20,874
    Hanil E-Wha Co., Ltd.......................................  4,890   55,812
   *Hanjin Heavy Industries & Construction Co., Ltd............  4,989  145,207
    Hanjin Heavy Industries & Construction Holdings Co., Ltd...  1,540   16,205
    Hanjin Shipping Co., Ltd...................................  9,159  183,015
    Hanjin Shipping Holdings Co., Ltd..........................  1,551   18,712
    Hanjin Transportation Co., Ltd.............................  1,530   49,211
    Hankook Tire Manufacturing Co., Ltd........................ 14,050  571,351
    Hankuk Paper Manufacturing Co., Ltd........................    670   12,450
   *Hanmi Holdings Co., Ltd....................................    160    4,222
   *Hanmi Pharm Co., Ltd.......................................    483   39,363
    Hanmi Semiconductor Co., Ltd...............................  5,670   38,437
    Hansol Chemical Co., Ltd...................................  1,170   21,020
    Hansol LCD, Inc............................................  1,084   33,635
    Hansol Paper Co., Ltd......................................  4,560   37,927

                                     1167

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
SOUTH KOREA -- (Continued)
    Hanwha Chemical Corp..................................... 12,550 $  553,392
   *Hanwha Corp..............................................  6,560    321,637
   *Hanwha General Insurance Co., Ltd........................  4,460     40,813
    Hanwha Securities Co., Ltd...............................  7,429     45,944
    Hanwha Timeworld Co., Ltd................................    700     16,184
   *Hite Brewery Co., Ltd....................................    750     79,009
    Hite Holdings Co., Ltd...................................  2,219     36,149
   *HMC Investment Securities Co., Ltd.......................  3,246     61,845
    Honam Petrochemical Corp.................................  2,152    881,644
    Hotel Shilla Co., Ltd....................................  5,490    159,938
    HS R&A Co., Ltd..........................................  1,110     26,178
   *Huchems Fine Chemical Corp...............................  2,620     66,890
    Husteel Co., Ltd.........................................  2,170     47,292
    Hwashin Co., Ltd.........................................  2,050     35,748
    Hynix Semiconductor, Inc................................. 22,740    524,220
   *Hyosung T & C Co., Ltd...................................  3,634    321,748
    Hyundai Corp.............................................  1,340     46,965
    Hyundai Department Store Co., Ltd........................  2,353    410,424
    Hyundai Development Co................................... 10,577    332,282
    Hyundai Elevator Co., Ltd................................  1,094    123,098
    Hyundai Engineering & Construction Co., Ltd..............  2,017    165,300
    Hyundai Greenfood Co., Ltd............................... 11,600    172,088
    Hyundai Heavy Industries Co., Ltd........................    407    157,349
    Hyundai Hysco............................................  4,930    226,180
    Hyundai Marine & Fire Insurance Co., Ltd.................  7,680    245,982
    Hyundai Merchant Marine Co., Ltd.........................  8,081    229,500
   *Hyundai Mipo Dockyard Co., Ltd...........................  1,623    256,989
    Hyundai Mobis............................................  1,684    606,239
    Hyundai Motor Co., Ltd...................................  6,212  1,382,970
    Hyundai Securities Co.................................... 21,890    264,458
    Hyundai Steel Co.........................................  6,010    740,749
    Il Yang Pharmaceutical Co., Ltd..........................  2,042     70,913
    Iljin Electric Co., Ltd..................................  5,010     35,204
    Ilshin Spinning Co., Ltd.................................    271     25,523
    Ilsung Pharmaceutical Co., Ltd...........................    146     12,861
    Industrial Bank of Korea, Ltd............................ 18,020    309,758
    IS Dongseo Co., Ltd......................................  1,875     36,486
    ISU Chemical Co., Ltd....................................  1,590     47,445
    IsuPetasys Co., Ltd...................................... 14,830     71,942
    Jahwa Electronics Co., Ltd...............................  2,450     15,438
    Jeil Pharmaceutical Co...................................  1,820     24,498
    Jeonbuk Bank, Ltd........................................ 11,880     69,497
   *Jinro, Ltd...............................................  1,160     38,934
    JW Pharmaceutical Corp...................................  2,667     55,878
    K.C. Tech Co., Ltd....................................... 10,114     72,691
    Kangwon Land, Inc........................................  8,480    241,219
   *KB Financial Group, Inc. ADR............................. 17,812    883,653
    KCC Corp.................................................    860    285,537
    KG Chemical Corp.........................................  2,650     22,162
    Kia Motors Corp.......................................... 11,506    843,536
    KISCO Corp...............................................    222      6,813
    Kishin Corp..............................................  5,120     29,945
    KISWIRE, Ltd.............................................  1,872     93,225
    KIWOOM Securities Co., Ltd...............................  1,524     84,556
    Kolon Corp...............................................    691     22,309
   *Kolon Engineering & Construction Co., Ltd................  5,710     27,626
    Kolon Industries, Inc....................................  2,617    291,514
   *Korea Electric Power Corp. Sponsored ADR.................  7,600     91,808
    Korea Electric Terminal Co., Ltd.........................  1,750     46,506
    Korea Exchange Bank...................................... 48,014    425,596
   *Korea Express Co., Ltd...................................  1,607    154,675

                                     1168

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
SOUTH KOREA -- (Continued)
    Korea Gas Corp.............................................  3,277 $110,814
    Korea Investment Holdings Co., Ltd.........................  6,450  255,083
    Korea Iron & Steel Co., Ltd................................     67    2,475
    Korea Komho Petrochemical Co., Ltd.........................  2,458  505,393
   *Korea Life Insurance Co., Ltd.............................. 26,207  185,675
   *Korea Line Corp............................................  1,607   10,563
    Korea Petrochemical Industrial Co., Ltd....................    322   51,479
    Korea Reinsurance Co., Ltd.................................  9,435  118,022
    Korea Zinc Co., Ltd........................................  1,269  525,595
   *Korean Air Co., Ltd........................................  5,532  353,015
    Korean Air Terminal Service Co., Ltd.......................    360   14,797
    KP Chemical Corp...........................................  5,660  137,633
   *KPX Fine Chemical Co., Ltd.................................    415   14,913
    KT Corp. Sponsored ADR.....................................  5,400  106,704
    KT&G Corp.................................................. 10,714  667,094
   *KTB Investement & Securities Co., Ltd...................... 12,690   43,153
    Kukdo Chemical Co., Ltd....................................    740   49,272
    Kumho Electric Co., Ltd....................................  1,020   27,790
   *Kumho Industrial Co., Ltd..................................    962    8,298
   *Kumho Tire Co., Inc........................................  3,913   61,361
    Kwang Dong Pharmaceutical Co., Ltd......................... 15,340   53,085
    Kyeryong Construction Industrial Co., Ltd..................  1,200   24,698
    Kyobo Securities Co., Ltd..................................  5,430   34,175
    Kyung-In Synthetic Corp.................................... 10,600   35,896
    LG Chemical, Ltd...........................................    757  337,568
    LG Corp....................................................  4,949  369,934
    LG Display Co., Ltd. ADR................................... 43,145  553,982
    LG Electronics, Inc........................................ 10,164  774,463
    LG Fashion Corp............................................  2,740  122,159
   *LG Hausys, Ltd.............................................  1,425  113,230
    LG Household & Healthcare Co., Ltd.........................    408  184,592
    LG Innotek Co., Ltd........................................  1,801  159,933
    LG International Corp......................................  3,020  177,542
   *LG Life Sciences, Ltd......................................  1,620   78,431
    LG Uplus Corp.............................................. 41,370  208,694
    LIG Insurance Co., Ltd.....................................  5,980  148,389
    Lotte Chilsung Beverage Co., Ltd...........................    133  182,966
    Lotte Confectionary Co., Ltd...............................    143  244,137
    Lotte Midopa Co., Ltd......................................  3,520   86,106
   *Lotte Non-Life Insurance Co., Ltd..........................  1,660   11,229
    Lotte Sam Kang Co., Ltd....................................     89   36,808
    Lotte Shopping Co., Ltd....................................  1,012  436,422
    LS Corp....................................................  1,425  147,885
    LS Industrial Systems Co., Ltd.............................    780   54,537
    Macquarie Korea Infrastructure Fund........................ 19,424   90,749
   *Meritz Finance Holdings Co., Ltd...........................  3,387    9,445
    Meritz Fire Marine Insurance Co., Ltd...................... 13,662  157,952
    Meritz Securities Co., Ltd................................. 69,570   60,587
    Mirae Asset Securities Co., Ltd............................  4,186  194,239
    Moorim Paper Co., Ltd......................................  5,580   18,481
    Motonic Corp...............................................  2,210   19,896
    Namhae Chemical Corp.......................................  3,350   45,107
    Namyang Dairy Products Co., Ltd............................     98   83,737
    NCsoft Corp................................................    850  261,558
    Nexen Corp.................................................    310   23,370
    NH Investment & Securities Co., Ltd........................  8,621   53,829
   *NHN Corp...................................................    600  119,441
   *NICE Holdings Co., Ltd.....................................     10      535
    NICE Information Service Co., Ltd..........................     13      317
    NK Co., Ltd................................................  1,680    8,167
    Nong Shim Holdings Co., Ltd................................    792   46,562

                                     1169

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
    NongShim Co., Ltd.......................................     439 $  105,409
    OCI Co., Ltd............................................     284    109,518
    ORION Corp..............................................     486    235,993
    Ottogi Corp.............................................     244     37,239
    Poongsan Corp...........................................   3,720    157,348
    Poongsan Holdings Corp..................................     690     22,852
    POSCO ADR...............................................  14,200  1,559,160
    POSCO Coated & Color Steel Co., Ltd.....................   1,410     35,910
    Pusan City Gas Co., Ltd.................................     930     17,246
   *RNL BIO Co., Ltd........................................  11,210     66,254
    S&T Corp................................................   1,580     26,670
    S&T Daewoo Co., Ltd.....................................     680     23,980
    S&T Dynamics Co., Ltd...................................   3,180     54,729
    S1 Corp.................................................     658     35,061
   *Saehan Industries, Inc.................................. 104,600    123,365
    Saeron Automotive Corp..................................   8,550     40,739
    Sajo Industries Co., Ltd................................     870     48,334
    Sam Kwang Glass Industrial Co., Ltd.....................     530     38,975
    Sambu Construction Co., Ltd.............................   3,702     38,546
    Samchully Co., Ltd......................................     607     59,309
    Samsung Card Co., Ltd...................................   3,105    176,656
    Samsung Corp............................................  10,751    855,081
    Samsung Electro-Mechanics Co., Ltd......................   5,367    442,047
    Samsung Electronics Co., Ltd............................   3,582  2,868,332
    Samsung Electronics Co., Ltd. GDR.......................     684    270,493
    Samsung Engineering Co., Ltd............................     662    163,157
    Samsung Fine Chemicals Co., Ltd.........................   1,870    124,839
    Samsung Fire & Marine Insurance, Ltd....................   2,223    502,860
    Samsung Heavy Industries Co., Ltd.......................   3,540    144,023
    Samsung SDI Co., Ltd....................................   5,438    876,300
    Samsung Securities Co., Ltd.............................   6,425    484,147
    Samsung Techwin Co., Ltd................................   1,520    111,416
    Samyang Corp............................................   1,810    199,891
    Samyang Foods Co., Ltd..................................     870     18,075
    Samyang Genex Co., Ltd..................................     218     15,885
   *SBS Media Holdings Co., Ltd.............................  17,020     52,425
    Seah Besteel Corp.......................................   1,820    114,577
    SeAH Holdings Corp......................................     341     56,023
    SeAH Steel Corp.........................................     470     47,406
    Sejong Industrial Co., Ltd..............................   1,520     28,762
    Seowon Co., Ltd.........................................  17,130     62,802
    Sewon Cellontech Co., Ltd...............................   9,690     46,507
    Shinhan Financial Group Co., Ltd........................   3,060    146,581
    Shinhan Financial Group Co., Ltd. ADR...................   9,597    921,504
    Shinsegae Co., Ltd......................................     184     57,189
    Shinsung Solar Energy Co., Ltd..........................   5,880     35,960
    Sindo Ricoh Co., Ltd....................................     590     27,775
    SK Chemicals Co., Ltd...................................   1,749    132,494
    SK Co., Ltd.............................................   4,227    727,711
    SK Gas Co., Ltd.........................................     560     37,553
    SK Innovation Co., Ltd..................................   2,363    487,166
    SK Networks Co., Ltd....................................  17,050    208,495
    SK Telecom Co., Ltd.....................................     191     26,578
    SK Telecom Co., Ltd. ADR................................   6,000     95,520
    SKC Co., Ltd............................................   3,450    228,054
    S-Oil Corp..............................................   2,603    368,054
    Songwon Industrial Co., Ltd.............................   2,850     49,566
   *Ssangyong Cement Industrial Co., Ltd....................   4,260     26,706
    STX Corp................................................   4,390     85,406
    STX Engine Co., Ltd.....................................   2,720     72,890
    STX Offshore & Shipbuilding Co., Ltd....................   6,690    154,299

                                     1170

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
    STX Pan Ocean Co., Ltd.................................  17,890 $   134,716
   *Sung Jin Geotec Co., Ltd...............................   2,900      47,297
    Sunkyong Securities Co., Ltd...........................  27,790      45,936
    Tae Kwang Industrial Co., Ltd..........................      85     136,960
    Taeyoung Engineering & Construction Co., Ltd...........  14,580      99,513
   *Tai Han Electric Wire Co., Ltd.........................  18,426     100,252
   *Teems, Inc.............................................     424       4,929
   *Tong Yang Life Insurance...............................   5,320      70,804
   *Tong Yang Major Corp...................................   8,580      16,089
    Tong Yang Securities, Inc..............................  13,340      81,183
    Unid Co., Ltd..........................................   1,490     100,776
    Woongjin Coway Co., Ltd................................   2,960     114,283
   *Woongjin Holdings Co., Ltd.............................   8,620      64,160
   *Woongjin Thinkbig Co., Ltd.............................   2,400      41,944
    Woori Finance Holdings Co., Ltd........................  23,000     303,079
    Woori Finance Holdings Co., Ltd. ADR...................   1,200      47,376
    Woori Investment & Securities Co., Ltd.................  15,770     282,313
    Youlchon Chemical Co., Ltd.............................   1,990      16,511
    Young Poong Corp.......................................     159     183,482
    Youngone Corp..........................................   8,136     151,920
    Youngone Holdings Co., Ltd.............................   2,034      89,444
    Yuhan Corp.............................................   1,428     198,356
                                                                    -----------
TOTAL SOUTH KOREA..........................................          50,414,000
                                                                    -----------
SPAIN -- (1.7%)
    Abengoa SA.............................................   5,851     165,780
    Abertis Infraestructuras SA............................  19,871     365,549
    Acciona SA.............................................   4,337     448,527
    Acerinox SA............................................  18,950     312,719
    Actividades de Construccion y Servicios SA.............   9,111     384,881
    Almirall SA............................................   4,936      46,982
    Antena 3 de Television SA..............................  11,791      93,465
    Banco Bilbao Vizcaya Argentaria SA.....................  84,362     883,695
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR....... 149,032   1,552,913
    Banco de Sabadell SA................................... 208,074     777,895
    Banco de Sabadell SA Convertible Shares................   7,389       6,370
   *Banco de Valencia SA...................................  16,039      31,385
    Banco Espanol de Credito SA............................  12,873      97,614
    Banco Pastor SA........................................  20,347      87,098
    Banco Popular Espanol SA............................... 135,228     698,533
    Banco Santander SA..................................... 312,494   3,289,103
    Banco Santander SA Sponsored ADR....................... 162,111   1,655,153
    Bankinter SA...........................................  49,463     304,907
   *Baron de Ley SA........................................     336      22,977
    Bolsas y Mercados Espanoles SA.........................   8,287     237,332
    CaixaBank SA...........................................  92,065     531,748
   *CaixaBank SA Issue 11..................................     920       5,333
    Caja de Ahorros del Mediterraneo SA....................   4,397      27,622
    Campofrio Food Group SA................................   7,567      66,780
   *Cementos Portland Valderrivas SA.......................   1,311      21,692
    Cia Espanola de Petroleos SA...........................   1,837      73,918
   *Cie Automotive SA......................................   3,317      28,799
    Cintra Concesiones de Infraestructuras de Transporte
      SA...................................................  51,510     656,773
   *Codere SA..............................................     996      13,162
    Construcciones y Auxiliar de Ferrocarriles SA..........      91      50,918
   *Corporacion Dermoestetica SA...........................   2,321       4,617
   *Deoleo SA..............................................  55,007      31,891
   *Distribuidora Internacional de Alimentacion SA.........   9,203      39,010
    Duro Felguera SA.......................................  12,115      96,860
    Ebro Foods SA..........................................  10,600     205,656
    Elecnor SA.............................................   4,850      73,230

                                     1171

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SPAIN -- (Continued)
    Enagas SA..............................................  12,546 $   285,832
   *Ercros SA..............................................   3,310       4,629
    Faes Farma SA..........................................  15,321      40,877
   *Faes Farma SA Issue 11.................................     766       2,047
    Fluidra SA.............................................   1,871       7,786
   *Fomento de Construcciones y Contratas SA...............   7,499     205,734
   *Gamesa Corp. Tecnologica SA............................  25,864     189,033
    Gas Natural SDG SA.....................................  33,472     672,902
    Grifols SA.............................................   5,464     119,428
    Grupo Catalana Occidente SA............................   5,209     123,673
    Grupo Empresarial Ence SA..............................  29,854     107,215
   *Grupo Ezentis SA.......................................  61,846      20,798
   *Iberdrola SA........................................... 195,916   1,591,955
    Indra Sistemas SA......................................   3,869      76,688
    Industria de Diseno Textil SA..........................   2,944     266,205
   *International Consolidated Airlines Group SA...........  10,448      40,443
   *Jazztel P.L.C..........................................  24,797     154,045
   *La Seda de Barcelona SA................................ 121,348      14,594
    Mapfre SA..............................................  69,123     244,993
    Mediaset Espana Comunicacion SA........................  12,473     116,777
    Melia Hotels International SA..........................   8,245      85,775
    Miquel y Costas & Miquel SA............................   1,056      32,479
   *Natraceutical SA.......................................   6,210       2,422
   *NH Hoteles SA..........................................  26,998     169,181
    Obrascon Huarte Lain SA................................   3,545     112,666
    Papeles y Cartones de Europa SA........................   9,942      55,350
    Pescanova SA...........................................   1,666      71,667
   *Promotora de Informaciones SA..........................  27,006      54,807
    Prosegur Cia de Seguridad SA...........................     876      40,268
   *Realia Business SA.....................................  32,703      68,611
    Red Electrica Corporacion SA...........................   4,437     241,651
    Repsol YPF SA..........................................   1,603      50,556
    Repsol YPF SA Sponsored ADR............................  38,618   1,214,922
    Sacyr Vallehermoso SA..................................  26,161     215,824
   *Service Point Solutions SA.............................   5,907       3,097
   *Sociedad Nacional Inds. Aplicaciones Celulosa Espanola
     SA....................................................  12,656      28,028
    Solaria Energia y Medio Ambiente SA....................   1,461       3,793
    Tecnicas Reunidas SA...................................   1,387      61,154
    Telecomunicaciones y Energia SA........................  11,185      25,055
   #Telefonica SA Sponsored ADR............................  40,025     893,358
   *Tubacex SA.............................................  28,372      91,537
   *Tubos Reunidos SA......................................  18,902      55,230
    Unipapel SA............................................     244       4,491
    Vidrala SA.............................................   2,287      66,101
    Viscofan SA............................................   6,063     225,755
   *Vocento SA.............................................   1,129       4,492
   *Vueling Airlines SA....................................   6,250      64,081
    Zardoya Otis SA........................................   5,505      79,611
   *Zardoya Otis SA Issue 11...............................     275       3,987
   *Zeltia SA..............................................  14,916      45,526
                                                                    -----------
TOTAL SPAIN................................................          21,748,016
                                                                    -----------
SWEDEN -- (2.1%)
    Aarhuskarlshamn AB.....................................   3,332      95,323
    Acando AB..............................................  11,914      29,918
   *Active Biotech AB......................................   2,646      33,104
    Addtech AB Series B....................................     199       5,486
    AF AB..................................................   8,571     159,063
    Alfa Laval AB..........................................  13,757     287,039
   *Alliance Oil Co., Ltd. AB GDR..........................     368       6,215
    Assa Abloy AB Series B.................................   9,620     246,987

                                     1172

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
SWEDEN -- (Continued)
    Atlas Copco AB Series A....................................  5,196 $122,623
    Atlas Copco AB Series B....................................  4,000   84,094
    Atrium Ljungberg AB Series B...............................  1,041   13,216
    Avanza Bank Holding AB.....................................  1,371   39,840
    Axfood AB..................................................  2,200   84,659
    Axis Communications AB.....................................  3,800   78,546
    B&B Tools AB...............................................  4,520   64,541
   *BE Group AB................................................ 14,179   75,148
    Beijer Alma AB.............................................  1,231   25,014
   *Betsson AB.................................................  1,645   38,705
    Bilia AB Series A..........................................  5,322   88,131
    Billerud AB................................................ 26,467  239,010
   *BioInvent International AB.................................  2,561    7,863
   *Bjorn Borg AB..............................................  4,436   33,352
    Boliden AB................................................. 54,925  949,277
   *Bure Equity AB............................................. 19,879   95,868
   *Castellum AB............................................... 12,374  179,002
   *CDON Group AB..............................................  5,064   34,248
    Clas Ohlson AB Series B....................................  4,200   55,688
   *Concentric AB.............................................. 13,233   83,293
   *Diamyd Medical AB..........................................  1,373    2,244
   *Duni AB....................................................  6,289   57,065
    Electrolux AB Series B..................................... 34,257  645,712
    Elekta AB Series B.........................................  6,495  298,901
   *Enea AB....................................................    846    4,582
   *Eniro AB................................................... 20,661   73,732
   *Etrion Corp. AG............................................  7,034    5,029
   *Fabege AB.................................................. 10,456  100,766
   *Fastighets AB Balder Series B..............................  6,448   29,641
    G & L Beijer AB Series B...................................  1,454   57,884
    Getinge AB................................................. 16,009  431,772
    Gunnebo AB................................................. 16,668  105,749
    Hakon Invest AB............................................  9,006  128,141
    Haldex AB.................................................. 13,233   73,993
    Hennes & Mauritz AB Series B...............................  8,686  296,383
    Hexagon AB................................................. 39,070  795,169
    Hexpol AB..................................................  5,500  151,148
   *HIQ International AB....................................... 11,814   66,340
    Hoganas AB Series B........................................  3,731  147,083
    Holmen AB..................................................  8,144  236,974
   *HQ AB......................................................    274      260
    Hufvudstaden AB Class A....................................  5,944   66,605
    Husqvarna AB Series A...................................... 12,001   69,874
    Husqvarna AB Series B...................................... 52,146  301,178
    Industrial & Financial Systems AB Series B.................  3,666   70,454
    Intrum Justitia AB.........................................  6,967  107,939
    JM AB...................................................... 11,904  230,581
    KappAhl AB.................................................  6,690   28,297
   *Klovern AB.................................................  9,524   44,149
    KNOW IT AB.................................................  4,124   41,196
   *Kungsleden AB.............................................. 10,329   94,859
    Lagercrantz Group AB Series B..............................    818    7,272
    Lennart Wallenstam Byggnads AB Series B....................  2,834   28,893
    Lindab International AB....................................  8,673   86,755
    Loomis AB.................................................. 13,853  187,473
   *Lundin Petroleum AB........................................ 30,814  423,007
   *Meda AB Series A........................................... 38,180  471,146
   *Medivir AB.................................................  2,073   41,145
    Mekonomen AB...............................................  1,187   38,404
   *Micronic Mydata AB......................................... 36,784   80,627
   *Millicom International Cellular S.A. SDR...................    690   82,546

                                     1173

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SWEDEN -- (Continued)
    Modern Times Group AB Series B.........................   5,064 $   343,411
   *NCC AB Series A........................................     196       3,854
    NCC AB Series B........................................  10,629     213,737
    Nederman Holding AB....................................      53       1,023
   *Net Entertainment NE AB................................     526       5,510
   *Net Insight AB.........................................  22,728       9,621
    New Wave Group AB Series B.............................   9,099      53,937
   #NIBE Industrier AB.....................................   5,659      95,278
    Niscayah Group AB......................................  52,353     149,784
   *Nobia AB...............................................  25,146     146,005
    Nolato AB Series B.....................................   3,860      39,759
    Nordea Bank AB......................................... 182,805   1,944,319
   *Nordic Mines AB........................................   4,142      39,283
    Nordnet AB.............................................   1,728       5,375
    Orc Group AB...........................................   5,003      49,610
   *Orexo AB...............................................   6,590      36,523
    Oriflame Cosmetics SA..................................   1,675      76,384
   *PA Resources AB........................................ 257,874     145,845
    Peab AB Series B.......................................  20,582     136,449
    Pricer AB..............................................  33,823      53,732
    Proffice AB............................................   4,861      21,416
    Ratos AB...............................................  33,177     602,194
    RaySearch Laboratories AB..............................   3,663      12,202
   *Rederi AB Transatlantic................................   7,086      21,150
   *Rezidor Hotel Group AB.................................  24,283     124,501
   *RNB Retail & Brands AB.................................  56,724      31,595
    Rottneros AB...........................................  32,646      20,152
    Saab AB................................................   4,498      98,102
    Sagax AB...............................................      56       1,648
    Sandvik AB.............................................  12,296     196,046
   *SAS AB.................................................  28,292      55,379
    Scania AB Series B.....................................   5,752     111,825
    Seco Tools AB..........................................   2,812      44,490
    Securitas AB Series B..................................  26,879     273,605
    Skandinaviska Enskilda Banken AB Series A.............. 144,401   1,098,959
    Skanska AB Series B....................................  48,194     783,734
    SKF AB Series A........................................   1,000      25,826
    SKF AB Series B........................................  11,460     301,435
    Skistar AB.............................................   3,440      56,103
    SSAB AB Series A.......................................  29,208     392,797
    SSAB AB Series B.......................................  12,799     151,651
    Svenska Cellulosa AB...................................      49         726
    Svenska Cellulosa AB Series B..........................  63,660     926,831
    Svenska Handelsbanken AB Series A......................  27,663     870,923
    Sweco AB...............................................   3,342      33,234
    Swedbank AB Series A...................................  71,036   1,243,915
    Swedish Match AB.......................................  12,943     481,331
   *Swedish Orphan Biovitrum AB............................  30,705     111,460
   *Systemair AB...........................................     682      10,124
    Tele2 AB Series B......................................  26,880     571,627
    Telefonaktiebolaget LM Ericsson AB.....................  83,605   1,050,135
    Telefonaktiebolaget LM Ericsson AB Series A............   4,721      57,973
    Telefonaktiebolaget LM Ericsson AB Sponsored ADR.......  90,500   1,131,250
    TeliaSonera AB......................................... 125,141     956,979
   *TradeDoubler AB........................................   5,619      32,376
    Trelleborg AB Series B.................................  38,431     426,404
    Volvo AB Series A......................................  16,161     260,487
    Volvo AB Series B......................................  46,957     757,114
    Volvo AB Sponsored ADR.................................   1,200      19,260
    Wihlborgs Fastigheter AB...............................   3,480      48,860
                                                                    -----------
TOTAL SWEDEN...............................................          26,431,479
                                                                    -----------

                                     1174

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
SWITZERLAND -- (4.5%)
    ABB, Ltd................................................. 25,613 $  613,475
    ABB, Ltd. Sponsored ADR.................................. 43,600  1,043,784
    Acino Holding AG.........................................    904     94,486
    Actelion, Ltd. AG........................................  8,086    410,553
    Adecco SA................................................ 15,663    941,225
   *Advanced Digital Broadcast Holdings SA...................    855     21,262
    AFG Arbonia-Forster Holding AG...........................  3,805    127,606
    Allreal Holding AG.......................................  1,830    323,667
    Aryzta AG................................................ 14,526    793,291
    Ascom Holding AG.........................................  5,432     74,442
    Austriamicrosystems AG...................................  2,572    146,451
   *Autoneum Holding AG......................................    562     57,482
    Bachem Holdings AG.......................................    894     47,594
    Baloise Holding AG.......................................  9,129    908,103
    Bank Coop AG.............................................  1,724    145,767
    Bank Sarasin & Cie AG Series B...........................  5,482    231,483
    Banque Cantonale de Geneve SA............................     65     18,028
    Banque Cantonale Vaudoise AG.............................    451    286,312
    Banque Privee Edmond de Rothschild SA....................      1     28,730
    Barry Callebaut AG.......................................    251    264,762
   *Basilea Pharmaceutica AG.................................  1,162     85,444
   *Basler Kantonalbank AG...................................    877    161,000
    Belimo Holdings AG.......................................     41     86,280
    Bell AG..................................................     22     55,922
    Bellevue Group AG........................................  1,031     18,248
    Berner Kantonalbank AG...................................    463    146,359
    BKW FMB Energie AG.......................................  1,385     85,762
   *Bobst Group AG...........................................  1,063     39,757
    Bossard Holding AG.......................................    419     72,038
    Bucher Industries AG.....................................  2,398    499,012
    Burckhardt Compression Holding AG........................    863    246,800
    Carlo Gavazzi Holding AG.................................     41     12,898
    Centralschweizerische Kraftwerke AG......................    106     43,758
    Charles Voegele Holding AG...............................  2,425    122,002
   *Cicor Technologies, Ltd. AG..............................      6        302
    Cie Financiere Tradition SA..............................    455     57,444
   *Clariant AG.............................................. 36,408    572,469
    Coltene Holding AG.......................................    641     34,182
    Compagnie Financiere Richemont SA Series A............... 25,724  1,661,368
    Conzzeta AG..............................................     35    104,453
    Credit Suisse Group AG................................... 54,208  1,948,914
    Credit Suisse Group AG Sponsored ADR..................... 55,982  2,011,993
    Daetwyler Holding AG.....................................  1,861    155,526
   *Dufry AG.................................................  2,037    240,684
    EFG International AG..................................... 10,102    111,046
    EGL AG...................................................     81     86,541
    Emmi AG..................................................    576    154,174
    EMS-Chemie Holding AG....................................    886    188,900
    Energiedienst Holding AG.................................    848     53,858
    Flughafen Zuerich AG.....................................    702    322,992
    Forbo Holding AG.........................................    257    185,288
    Galenica Holding AG......................................    313    211,742
    GAM Holding AG........................................... 34,763    539,301
   *Gategroup Holding AG.....................................  2,079     82,897
    Geberit AG...............................................  1,952    460,625
    George Fisher AG.........................................    564    299,204
    Givaudan SA..............................................    993  1,087,312
    Gurit Holding AG.........................................    146     98,011
    Helvetia Holding AG......................................    901    363,778
    Holcim, Ltd.............................................. 31,260  2,143,356
    Huber & Suhner AG........................................    220     13,638

                                     1175

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
SWITZERLAND -- (Continued)
   *Implenia AG..............................................  1,803 $   63,618
    Inficon Holding AG.......................................    242     46,900
   *Interroll Holding AG.....................................     48     22,194
    Intershop Holding AG.....................................    120     48,043
    Julius Baer Group, Ltd................................... 32,988  1,401,631
    Kaba Holding AG..........................................    510    211,052
   *Kardex AG................................................  1,417     32,987
    Komax Holding AG.........................................    777     91,517
    Kudelski SA..............................................  6,080     79,309
    Kuehne & Nagel International AG..........................  3,286    459,392
   *Kuoni Reisen Holding AG..................................    473    183,667
   *LEM Holding SA...........................................     41     24,070
    Liechtensteinische Landesbank AG.........................  1,577    142,048
   *LifeWatch AG.............................................  1,152      5,258
    Lindt & Spruengli AG.....................................      5    191,000
   *Logitech International SA (B18ZRK2)...................... 16,764    160,983
   *Logitech International SA (H50430232)....................  5,400     51,840
    Lonza Group AG...........................................  8,106    690,393
    Luzerner Kantonalbank AG.................................    395    164,135
    Metall Zug AG............................................     36    164,587
  #*Meyer Burger Technology AG...............................  7,425    260,643
   *Micronas Semiconductor Holding AG........................  9,995     75,272
    Mobilezone Holding AG....................................  4,831     57,958
    Mobimo Holding AG........................................  1,132    313,760
    Nestle SA................................................ 45,981  2,929,062
    Nobel Biocare Holding AG.................................  5,337    102,098
    Novartis AG ADR.......................................... 93,214  5,704,697
   *OC Oerlikon Corp. AG..................................... 32,500    275,759
    Orell Fuessli Holding AG.................................    152     23,870
   *Panalpina Welttransport Holding AG.......................  1,540    185,150
    Partners Group Holding AG................................    454     86,282
   *Petroplus Holdings AG.................................... 16,880    231,409
    Phoenix Mecano AG........................................    126     92,792
   *Precious Woods Holding AG................................  1,004     18,997
   *PSP Swiss Property AG....................................  2,990    302,666
    PubliGroupe SA...........................................    206     36,384
   *Rieters Holdings AG......................................    562    129,517
    Roche Holding AG Bearer..................................    671    125,241
    Roche Holding AG Genusschein.............................  9,111  1,634,932
    Romande Energie Holding SA...............................     37     69,416
    Schindler Holding AG.....................................  1,376    160,556
   *Schmolz & Bickenbach AG..................................  2,701     31,527
   *Schulthess Group AG......................................  1,184     83,418
    Schweiter Technologies AG................................    164    110,582
    Schweizerische National-Versicherungs-Gesellschaft AG....  3,184    124,283
    SGS SA...................................................    180    349,636
   *Siegfried Holding AG.....................................    352     43,189
    Sika AG..................................................    261    610,722
    Sonova Holding AG........................................  1,488    140,786
    St. Galler Kantonalbank AG...............................    405    228,050
    Straumann Holding AG.....................................    472    107,503
    Sulzer AG................................................  3,234    469,903
    Swatch Group AG (The)....................................  3,405  1,846,616
    Swatch Group AG Registered Shares (The)..................  5,478    509,997
    Swiss Life Holding AG....................................  5,858    869,829
   *Swiss Re, Ltd............................................ 36,031  2,028,503
    Swisscom AG..............................................    619    297,942
    Swisslog Holding AG...................................... 37,989     42,741
    Swissquote Group Holding SA..............................    755     35,149
    Syngenta AG ADR..........................................  9,600    610,656
    Synthes, Inc. AG.........................................  7,869  1,416,501

                                     1176

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SWITZERLAND -- (Continued)
    Tamedia AG.............................................     241 $    37,151
    Tecan Group AG.........................................   1,270     107,185
   *Temenos Group AG.......................................   3,357      80,677
   *Tornos Holding AG......................................   1,468      20,298
   *U-Blox AG..............................................     616      26,032
   *UBS AG.................................................  88,818   1,466,257
   *UBS AG ADR............................................. 128,000   2,109,440
    Uster Technologies AG..................................     445      21,879
    Valiant Holding AG.....................................   2,247     355,776
    Valora Holding AG......................................     855     255,559
    Vaudoise Assurances Holding SA.........................     104      36,796
    Verwaltungs und Privat-Bank AG.........................     749      88,297
    Vetropack Holding AG...................................      37      78,228
   *Von Roll Holding AG....................................  14,867      58,399
    Vontobel Holdings AG...................................   4,314     140,524
    VZ Holding AG..........................................     145      21,229
    Ypsomed Holdings AG....................................     537      31,403
    Zehnder Group AG.......................................      54     171,250
   *Zueblin Immobilien Holding AG..........................   4,474      19,848
    Zuger Kantonalbank AG..................................      17     117,053
    Zurich Financial Services AG...........................  14,406   3,425,783
                                                                    -----------
TOTAL SWITZERLAND..........................................          57,121,463
                                                                    -----------
TAIWAN -- (3.1%)
   *A.G.V. Products Corp...................................  84,969      40,542
    Ability Enterprise Co., Ltd............................  52,530      72,379
    Acbel Polytech, Inc.................................... 108,540      77,665
    Accton Technology Corp................................. 110,000      68,314
    Acer, Inc.............................................. 141,810     196,747
   *Action Electronics Co., Ltd............................  60,000      24,133
    Advanced Semiconductor Engineering, Inc................  65,818      71,125
   #Advanced Semiconductor Engineering, Inc. ADR...........  28,961     153,783
   *Advantech Co., Ltd.....................................  28,600      96,660
   *ALI Corp...............................................  20,000      25,679
    Allis Electric Co., Ltd................................  33,000      12,361
    Alpha Networks, Inc....................................  11,000       8,609
    Altek Corp.............................................  34,153      43,009
    Ambassador Hotel (The).................................  31,000      43,283
    Amtran Technology Co., Ltd............................. 131,437     103,861
   *Arima Communications Corp..............................  57,000      40,632
    Asia Cement Corp....................................... 234,236     362,065
   *Asia Optical Co., Inc..................................  41,000      60,414
    Asia Polymer Corp......................................  66,000     132,813
    Asia Vital Components Co., Ltd.........................  36,419      33,728
   *Asustek Computer, Inc..................................  41,502     333,996
   *AU Optronics Corp...................................... 557,980     305,776
   *AU Optronics Corp. Sponsored ADR.......................  20,322     111,974
    Audix Corp.............................................  16,000      17,611
   *AV Tech Corp...........................................  12,000      39,090
   *Avermedia Technologies, Inc............................  25,000      23,405
    Avision, Inc...........................................  15,000       8,012
    Awea Mechantronic Co., Ltd.............................  16,000      18,965
   *Bank of Kaohsiung......................................  50,000      24,086
   *Basso Industry Corp., Ltd..............................   2,000       1,429
    BES Engineering Corp................................... 238,000      82,238
    C Sun Manufacturing, Ltd...............................  26,000      22,745
    Capital Securities Corp................................ 185,220      93,154
   *Career Technology (MFG.) Co., Ltd......................  32,000      73,417
   *Carnival Industrial Corp...............................  28,000      10,294
    Catcher Technology Co., Ltd............................  52,360     457,295
    Cathay Financial Holdings Co., Ltd.....................  92,111     138,103

                                     1177

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
TAIWAN -- (Continued)
    Cathay Real Estate Development Co., Ltd.................   223,000 $119,897
    Central Reinsurance Co., Ltd............................    28,000   16,885
    Champion Building Materials Co., Ltd....................    74,526   59,162
    Chang Hwa Commercial Bank...............................   759,730  601,418
    Charoen Pokphand Enterprises Co., Ltd...................    64,000   39,486
    Cheng Loong Corp........................................   165,360   74,558
    Cheng Shin Rubber Industry Co., Ltd.....................    61,875  185,700
    Cheng Uei Precision Industry Co., Ltd...................    61,812  186,688
   *Chenming Mold Industrial Corp...........................    20,000   25,862
    Chia Hsin Cement Corp...................................    68,289   44,539
    Chicony Electronics Co., Ltd............................    53,068  101,698
    Chien Kuo Construction Co., Ltd.........................    70,000   44,422
    Chilisin Electronics Corp...............................    47,000   30,534
   *Chimei Innolux Corp.....................................   511,478  274,260
   *China Airlines, Ltd.....................................   326,924  190,849
    China Chemical & Pharmaceutical Co......................    99,000   80,189
    China Development Financial Holding Corp................ 1,311,636  502,782
   *China Ecotek Corp.......................................    11,000   23,330
    China Electric Manufacturing Co., Ltd...................    48,000   41,355
    China General Plastics Corp.............................     3,000    1,400
    China Glaze Co., Ltd....................................    29,599   19,503
    China Life Insurance Co., Ltd...........................   145,314  204,068
   *China Man-Made Fiber Co., Ltd...........................   290,000  137,860
    China Metal Products Co., Ltd...........................    96,388   95,323
    China Motor Co., Ltd....................................   110,000  128,173
   *China Petrochemical Development Corp....................   248,380  386,657
    China Steel Chemical Corp...............................     8,000   45,514
    China Steel Corp........................................   373,134  389,239
    China Steel Structure Co., Ltd..........................    24,000   23,270
    China Synthetic Rubber Corp.............................    50,224   50,945
   *China Wire & Cable Co., Ltd.............................    61,000   22,733
    Chinatrust Financial Holdings Co., Ltd..................   587,203  530,267
   *Chinese Maritime Transport, Ltd.........................    15,000   25,452
    Chin-Poon Industrial Co., Ltd...........................   126,126   98,878
    Chong Hong Construction Co..............................    24,140   76,389
   *Chroma Ate, Inc.........................................    14,560   36,663
    Chun Yuan Steel Industrial Co., Ltd.....................    50,000   26,210
    Chung Hsin Electric & Machinery Co., Ltd................    81,000   50,180
   *Chung Hung Steel Corp...................................   113,212   53,485
   *Chung Hwa Pulp Corp.....................................    49,000   25,317
    Chunghwa Telecom Co., Ltd...............................    32,727  113,430
    Chunghwa Telecom Co., Ltd. ADR..........................     1,520   52,835
   *Chungwa Picture Tubes Co., Ltd..........................   622,656   74,350
   *Chuwa Wool Industry Co., Ltd............................    16,296   17,956
    Clevo Co., Ltd..........................................    42,017   81,907
   *CMC Magnetics Corp......................................   460,000   92,442
   *Collins Co., Ltd........................................    53,000   29,560
   *Compal Communications, Inc..............................    38,000   46,092
    Compal Electronics, Inc.................................   349,747  453,713
   *Compeq Manufacturing Co., Ltd...........................   172,000   88,661
   *Continental Holdings Corp...............................   124,000   54,402
    Coxon Precise Industrial Co., Ltd.......................    12,000   20,848
    CSBC Corp. Taiwan.......................................    58,000   53,897
    CTCI Corp...............................................    46,444   62,638
   *Cyberlink Corp..........................................    14,000   45,404
    Cybertan Technology, Inc................................    42,424   49,796
    DA CIN Construction Co., Ltd............................    36,000   21,730
    Darfon Electronics Corp.................................    51,000   50,193
    Delpha Construction Co., Ltd............................    51,000   25,482
    Delta Electronics, Inc..................................    16,320   57,766
    Depo Auto Parts Industrial Co., Ltd.....................    32,000   69,540

                                     1178

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
TAIWAN -- (Continued)
    D-Link Corp...............................................  93,062 $ 81,990
    Dynamic Electronics Co., Ltd..............................  61,000   31,406
    E.Sun Financial Holding Co., Ltd.......................... 517,455  358,134
   *Eastern Media International Corp..........................  70,000   12,304
    Eclat Textile Co., Ltd....................................  27,000   47,031
    Edom Technology Co., Ltd..................................  52,000   19,843
   *Elan Microelectronics Corp................................  27,000   31,562
    Elite Material Co., Ltd...................................  57,737   54,098
   *Elite Semiconductor Memory Technology, Inc................  34,000   40,457
    Elitegroup Computer Systems Co., Ltd...................... 205,000   66,082
   *EnTie Commercial Bank.....................................  47,000   23,753
    Epistar Corp..............................................  91,169  214,006
    Eternal Chemical Co., Ltd................................. 116,140  122,735
   *Eva Airways Corp.......................................... 207,619  185,117
    Evergreen International Storage & Transport Corp..........  85,000   73,209
   *Evergreen Marine Corp., Ltd............................... 194,000  133,089
    Everlight Chemical Industrial Corp........................   8,800    7,455
    Everlight Electronics Co., Ltd............................  34,225   73,689
   *Everspring Industry Co., Ltd..............................  90,000   27,042
    Excelsior Medical Co., Ltd................................  13,793   40,794
    Far Eastern Department Stores Co., Ltd.................... 116,818  254,571
    Far Eastern International Bank............................ 240,189  119,152
    Far Eastern New Century Corp..............................  83,502  133,972
    Far EasTone Telecommunications Co., Ltd................... 116,000  191,818
   *Faraday Technology Corp...................................  28,000   36,283
   *Farglory F T Z Investment Holding Co., Ltd................  19,000   18,965
    Farglory Land Development Co., Ltd........................  39,000   95,786
    Federal Corp.............................................. 132,840   93,098
   *Feng Hsin Iron & Steel Co., Ltd...........................  29,000   53,628
    Feng Tay Enterprise Co., Ltd..............................  34,980   32,513
    First Copper Technology Co., Ltd..........................  49,000   21,409
    First Financial Holding Co., Ltd.......................... 384,350  318,734
    First Hotel...............................................  41,000   37,727
    First Insurance Co., Ltd..................................  35,000   21,342
    First Steamship Co., Ltd..................................  39,105  101,074
   *FLEXium Interconnect, Inc.................................  15,871   50,689
   *Forhouse Corp.............................................  52,000   34,294
   *Formosa Advanced Technologies Co., Ltd....................  10,000   11,474
    Formosa Chemicals & Fiber Co., Ltd........................  81,040  293,607
    Formosa Epitaxy, Inc......................................  32,000   28,250
    Formosa Plastics Corp..................................... 112,430  423,347
    Formosa Taffeta Co., Ltd.................................. 137,000  155,021
    Formosan Rubber Group, Inc................................ 117,000  115,349
   *Formosan Union Chemical Corp..............................  57,067   47,004
   *Fortune Electric Co., Ltd.................................  17,000   12,912
   *Founding Construction & Development Co., Ltd..............  33,790   26,291
    Foxconn Technology Co., Ltd...............................  28,518  131,537
   *Froch Enterprise Co., Ltd.................................  29,000   15,365
    Fubon Financial Holding Co., Ltd.......................... 289,393  472,121
    Fwusow Industry Co., Ltd..................................  62,000   35,174
    G Shank Enterprise Co., Ltd...............................  21,000   14,204
    Gamma Optical Co., Ltd....................................  30,800   12,591
    Gem Terminal Industries Co., Ltd..........................  18,000   11,891
   *Gemtek Technology Corp....................................  30,460   34,460
    Getac Technology Corp.....................................  95,000   42,509
    Giant Manufacture Co., Ltd................................  18,760   75,212
   *Giantplus Technology Co., Ltd.............................  32,000   15,862
    Giga Storage Corp.........................................  39,500   50,710
    Giga-Byte Technology Co., Ltd.............................  82,000   91,598
    Gintech Energy Corp.......................................  49,394  108,120
   *Global Brands Manufacture, Ltd............................  21,000   12,315

                                     1179

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
TAIWAN -- (Continued)
    Globe Union Industrial Corp...............................  41,000 $ 34,263
   *Gold Circuit Electronics, Ltd.............................  71,070   30,443
    Goldsun Development & Construction Co., Ltd............... 235,625  130,444
    Grand Pacific Petrochemical Corp.......................... 158,000  110,712
    Great China Metal Industry Co., Ltd.......................  26,000   37,977
   *Great Taipei Gas Co., Ltd.................................  41,000   25,313
    Great Wall Enterprise Co. Ltd.............................  39,690   52,527
   *Greatek Co., Ltd..........................................  95,491   82,992
   *Green Energy Technology, Inc..............................  16,719   46,776
   *GTM Corp..................................................  27,000   20,222
    Hannstar Board Corp.......................................  47,299   27,156
   *HannStar Display Corp..................................... 786,000   98,571
   *HannsTouch Solution, Inc..................................   8,026    5,195
   *Harvatek Corp.............................................  22,000   18,057
    Hey Song Corp.............................................  82,000   99,558
    Highwealth Construction Corp..............................  35,147   80,310
   *Ho Tung Holding Corp......................................  67,200   48,509
   *Hocheng Corp..............................................  66,000   24,931
   *Holiday Entertainment Co., Ltd............................  12,000   19,483
    Holtek Semiconductor, Inc.................................  11,000   14,851
    Holy Stone Enterprise Co., Ltd............................  43,827   51,091
    Hon Hai Precision Industry Co., Ltd....................... 260,413  742,659
    Hong Tai Electric Industrial Co., Ltd.....................  72,000   33,095
   *Hota Industrial Manufacturing Co., Ltd....................  20,000    9,306
    Hotai Motor Co., Ltd......................................  28,000  136,903
    Hsin Kuang Steel Co., Ltd.................................  51,000   49,511
    HTC Corp..................................................   4,522  134,528
    Hua Eng Wire & Cable Co., Ltd.............................  59,000   21,485
    Hua Nan Financial Holding Co., Ltd........................ 256,243  201,831
    Huaku Development Co., Ltd................................  20,844   62,079
    Huang Hsiang Construction Co..............................   6,000   17,326
    Hung Poo Construction Corp................................  67,000   98,740
    Hung Sheng Construction Co., Ltd.......................... 137,500   85,388
    Ichia Technologies, Inc...................................  63,000   31,725
   *I-Chiun Precision Industry Co., Ltd.......................  12,000    7,477
    ICP Electronics, Inc......................................  25,000   36,524
    Infortrend Technology, Inc................................  60,320   69,040
   *Inotera Memories, Inc..................................... 311,634   84,904
    Inventec Appliances Corp..................................  14,000   11,172
    Inventec Co., Ltd......................................... 293,412  143,938
   *I-Sheng Electric Wire & Cable Co., Ltd....................  25,000   31,637
   *ITE Technology, Inc.......................................  23,000   31,081
   *ITEQ Corp.................................................  31,000   41,720
   *Jenn Feng New Energy Co., Ltd.............................  11,000   12,767
   *Johnson Health Tech Co., Ltd..............................   7,000   16,253
    Kang Na Hsiung Enterprise Co., Ltd........................  34,000   20,884
   *Kao Hsing Chang Iron & Steel Corp.........................  69,000   12,440
    Kaulin Manufacturing Co., Ltd.............................  25,000   28,156
    Kee Tai Properties Co., Ltd...............................  63,791   48,037
    Kenda Rubber Industrial Co., Ltd.......................... 115,562  176,147
   *King Slide Works Co., Ltd.................................   9,000   38,219
   *King Yuan Electronics Co., Ltd............................ 218,545   95,329
    Kingdom Construction Co., Ltd.............................  52,000   50,568
   *King's Town Bank.......................................... 212,000  139,763
   *King's Town Construction Co., Ltd.........................  15,120   16,253
    Kinik Co..................................................  26,000   44,440
   *Kinko Optical Co., Ltd....................................  18,000   28,378
   *Kinpo Electronics, Inc.................................... 201,000   59,647
    Kinsus Interconnect Technology Corp.......................  53,000  218,922
   *Knowledge-Yield-Excellence Systems Corp...................  67,040   34,978
   *KS Terminals, Inc.........................................  14,039   11,227

                                     1180

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
TAIWAN -- (Continued)
   *Kung Long Batteries Industrial Co., Ltd...................   9,000 $ 17,904
   *Kuoyang Construction Co., Ltd.............................  65,000   48,381
   *Kwong Fong Industries Corp................................  66,500   29,549
    L&K Engineering Co., Ltd..................................  17,000   20,185
    Lan Fa Textile Co., Ltd...................................  28,922   15,105
    Largan Precision Co., Ltd.................................   4,000  134,692
    LCY Chemical Corp.........................................  49,470  122,884
    Lealea Enterprise Co., Ltd................................ 177,493  102,221
    Lee Chi Enterprises Co., Ltd..............................  96,000   43,955
   *Leofoo Development Co., Ltd...............................  31,000   20,549
    Les Enphants Co., Ltd.....................................  20,364   28,345
   *Li Peng Enterprise Co., Ltd...............................  18,000    9,547
   *Lien Hwa Industrial Corp..................................  95,423   78,112
    Lingsen Precision Industries, Ltd.........................  49,000   33,415
   *LITE-ON IT Corp...........................................  70,000   84,573
   *Lite-On Semiconductor Corp................................  62,000   37,564
    Lite-On Technology Corp................................... 330,014  431,527
    Long Chen Paper Co., Ltd..................................  56,000   20,800
   *Lotes Co., Ltd............................................   6,000   18,695
   *Lumax International Corp., Ltd............................  11,000   30,149
    Macronix International Co., Ltd........................... 519,250  259,504
    Marketech International Corp..............................  22,000   18,938
    Masterlink Securities Corp................................ 137,000   58,917
    Mayer Steel Pipe Corp.....................................  27,500   19,532
    Maywufa Co., Ltd..........................................  49,000   26,854
    Media Tek, Inc............................................   7,048   63,131
    Mega Financial Holding Co., Ltd........................... 404,000  388,932
    Mercuries & Associates, Ltd...............................  45,650   62,066
   *Merida Industry Co., Ltd..................................  12,000   29,800
    Merry Electronics Co., Ltd................................  34,000   44,202
   *Microelectronics Technology, Inc.......................... 133,452   56,942
    Micro-Star International Co., Ltd......................... 154,394   77,421
   *Min Aik Technology Co., Ltd...............................  17,000   46,719
    Mirle Automation Corp.....................................  45,150   46,522
    Mitac International Corp.................................. 169,039   66,850
   *Mosel Vitelic, Inc........................................  48,858   11,235
    Nan Ya Plastic Corp....................................... 155,750  430,866
    Nan Ya Printed Circuit Board Corp.........................  25,214   84,720
   *Nankang Rubber Tire Co., Ltd..............................  41,446   84,741
    Nantex Industry Co., Ltd..................................  11,880   13,831
   *Nanya Technology Corp..................................... 152,000   35,305
    National Petroleum Co., Ltd...............................  67,000   83,135
    Nien Hsing Textile Co., Ltd...............................  82,875   67,586
    Novatek Microelectronics Corp.............................  18,000   50,375
   *Ocean Plastics Co., Ltd...................................  14,000   10,937
   *Opto Tech Corp............................................  92,000   46,246
   *Orient Semiconductor Electronics, Ltd..................... 103,000   25,679
    Oriental Union Chemical Corp..............................  82,720  149,002
   *Pan Jit International, Inc................................  43,940   43,452
   *Pan-International Industrial Corp.........................  54,852   72,584
   *Paragon Technologies Co., Ltd.............................   7,000    8,387
   *Pegatron Corp............................................. 152,261  175,043
    Polaris Securities Co., Ltd............................... 318,000  238,205
    Pou Chen Corp............................................. 385,528  344,448
   *Power Quotient International Co., Ltd.....................  20,000    9,849
    Powertech Technology, Inc.................................  31,900   91,780
    President Chain Store Corp................................  14,768   94,483
    President Securities Corp................................. 116,480   84,483
    Prince Housing & Development Corp.........................  78,131   80,004
    Promise Technology, Inc...................................  34,874   30,434
   *Qisda Corp................................................ 209,875   69,648

                                     1181

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
TAIWAN -- (Continued)
    Quanta Computer, Inc......................................  36,007 $ 88,698
    Radiant Opto-Electronics Corp.............................  52,582  206,203
    Radium Life Tech Corp..................................... 163,547  227,157
    Ralec Electronic Corp.....................................   8,416   12,967
   *Realtek Semiconductor Corp................................  60,127  109,758
   *Ritek Corp................................................ 419,759  103,206
    Ruentex Development Co., Ltd..............................  24,000   35,963
    Ruentex Industries, Ltd...................................  49,000  120,876
   *Sampo Corp................................................  82,155   29,195
   *San Fang Chemical Industry Co., Ltd.......................   9,900   10,969
    Sanyang Industrial Co., Ltd............................... 215,000  157,172
    Sanyo Electric Taiwan Co., Ltd............................  15,000   18,463
   *ShenMao Technology, Inc...................................   9,480   17,747
   *Shih Wei Navigation Co., Ltd..............................  17,000   22,998
    Shihlin Electric & Engineering Corp.......................  57,000   71,152
   *Shihlin Paper Corp........................................  16,000   36,263
   *Shin Kong Financial Holding Co., Ltd...................... 703,169  303,798
   *Shin Zu Shing Co., Ltd....................................  11,549   31,219
   *Shining Building Business Co., Ltd........................  20,000   36,748
    Shinkong Insurance Co., Ltd...............................  26,000   17,675
    Shinkong Synthetic Fibers Co., Ltd........................ 209,201   92,940
    Sigurd Microelectronics Corp..............................  75,000   64,967
    Silicon Integrated Systems Corp........................... 167,380   84,269
    Siliconware Precision Industries Co....................... 265,000  264,062
   #Siliconware Precision Industries Co. Sponsored ADR........   2,626   12,946
   *Silitech Technology Corp..................................   7,070   15,849
    Sinbon Electronics Co., Ltd...............................  32,000   23,309
    Sincere Navigation Corp...................................  41,125   46,421
    Sinkang Industries, Ltd...................................  14,000    7,534
    Sinkong Textile Co., Ltd..................................  70,000  111,180
    Sinon Corp................................................  48,000   22,305
    SinoPac Holdings Co., Ltd................................. 871,000  377,442
    Sinphar Pharmaceutical Co., Ltd...........................  22,766   24,448
   *Sitronix Technology Corp..................................  21,000   27,458
   *Solomon Technology Corp...................................  54,000   23,012
   *South East Soda Manufacturing Co., Ltd....................  37,000   46,931
    Southeast Cement Co., Ltd.................................  33,000   14,310
    SPI Electronic Co., Ltd...................................  26,782   26,441
    Spirox Corp...............................................  29,000   17,758
    Springsoft, Inc...........................................  57,000   65,577
    Standard Chemical & Pharmaceutical Co., Ltd...............  19,000   19,708
    Standard Foods Taiwan, Ltd................................  39,853  185,197
    Stark Technology, Inc.....................................  41,000   41,738
    Sunonwealth Electric Machine Industry Co., Ltd............  39,000   33,938
   *Sunplus Technology Co., Ltd...............................  70,299   35,961
   *Sunrex Technology Corp....................................  80,000   72,277
   *Super Dragon Technology Co., Ltd..........................  13,000   17,775
    Supreme Electronics Co., Ltd..............................  13,000    9,019
    Synnex Technology International Corp......................  59,248  152,099
    T.JOIN Transportation Co., Ltd............................  16,000   18,973
    Ta Chen Stainless Pipe Co., Ltd........................... 140,753   91,706
   *Ta Chong Bank, Ltd........................................ 246,800   94,607
    Ta Ya Electric Wire & Cable Co., Ltd......................  86,000   28,595
    TA-I Technology Co., Ltd..................................  23,756   21,454
   *Taichung Commercial Bank.................................. 183,579   72,303
    Tainan Enterprises Co., Ltd...............................  17,000   23,582
    Tainan Spinning Co., Ltd.................................. 142,800   96,071
   *Taishin Financial Holdings Co., Ltd....................... 819,275  437,600
    Taisun Enterprise Co., Ltd................................  45,000   34,334
   *Taita Chemical Co., Ltd...................................  99,000   65,720
   *Taiwan Business Bank...................................... 450,520  172,602

                                     1182

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
TAIWAN -- (Continued)
    Taiwan Cement Corp......................................   471,137 $745,427
    Taiwan Cogeneration Corp................................    68,994   44,878
    Taiwan Cooperative Bank.................................   461,230  377,162
    Taiwan Fertilizer Co., Ltd..............................    75,000  268,005
    Taiwan Fire & Marine Insurance Co., Ltd.................    50,040   42,426
    Taiwan Glass Industrial Corp............................   170,333  264,136
    Taiwan Hon Chuan Enterprise Co., Ltd....................    35,492  106,719
   *Taiwan Land Development Corp............................    94,713   55,181
   *Taiwan Life Insurance Co., Ltd..........................    34,619   36,302
    Taiwan Mask Corp........................................   107,950   41,478
    Taiwan Mobile Co., Ltd..................................    22,000   60,562
   *Taiwan Navigation Co., Ltd..............................    22,000   24,422
    Taiwan Paiho Co., Ltd...................................    75,600   81,259
   *Taiwan Pulp & Paper Corp................................    88,000   43,307
    Taiwan Sakura Corp......................................    57,000   42,113
    Taiwan Secom Co., Ltd...................................    22,000   40,736
    Taiwan Semiconductor Manufacturing Co., Ltd.............   142,465  354,047
    Taiwan Sogo Shinkong Security Co., Ltd..................    52,000   47,228
    Taiwan Styrene Monomer Corp.............................   186,000   83,620
    Taiwan Tea Corp.........................................   123,704   87,731
    Taiyen Biotech Co., Ltd.................................    33,000   32,979
   *Tatung Co., Ltd.........................................   298,732  153,218
   *Teapo Electronic Corp...................................    81,254   17,715
    Teco Electric & Machinery Co., Ltd......................   274,000  195,824
   *Test Research, Inc......................................    22,470   34,094
    Test-Rite International Co., Ltd........................    96,425   88,697
   *Thinking Electronic Industrial Co., Ltd.................    15,000   20,370
   *Thye Ming Industrial Co., Ltd...........................    34,000   46,877
    Ton Yi Industrial Corp..................................   130,200   85,865
   *Tong Yang Industry Co., Ltd.............................    37,000   49,129
    Tong-Tai Machine & Tool Co., Ltd........................    11,880   17,238
    Topco Scientific Co., Ltd...............................    40,800   67,776
    Transcend Information, Inc..............................    31,483   85,291
    Tripod Technology Corp..................................    27,000  107,211
    Tsann Kuen Enterprise Co., Ltd..........................    12,913   30,467
    TSRC Corp...............................................    38,500  104,315
    TTET Union Corp.........................................    10,000   18,153
    Tung Ho Steel Enterprise Corp...........................    78,254   89,067
    TXC Corp................................................    35,698   58,525
    TYC Brother Industrial Co., Ltd.........................    41,000   20,043
   *Tycoons Group Enterprise Co., Ltd.......................   127,354   35,434
   *Tyntek Corp.............................................    26,000   13,303
    Tze Shin International Co., Ltd.........................    37,080   16,715
    U-Ming Marine Transport Corp............................    49,000   86,056
    Unimicron Technology Corp...............................   156,356  278,178
   *Union Bank of Taiwan....................................   222,343   80,622
    Uni-President Enterprises Corp..........................    90,550  148,605
   *Unitech Printed Circuit Board Corp......................    83,629   48,779
    United Integration Service Co., Ltd.....................    20,000   22,062
    United Microelectronics Corp............................ 1,168,453  525,040
   *Unity Opto Technology Co., Ltd..........................    23,000   28,175
    Universal Cement Corp...................................    84,000   51,894
   *Universal Microelectronics Co., Ltd.....................    38,000   18,133
    UPC Technology Corp.....................................   148,918  117,772
    USI Corp................................................   147,840  202,589
   *U-Tech Media Corp.......................................    46,000   11,238
   *Via Technologies, Inc...................................     9,600   11,504
    Wah Lee Industrial Corp.................................    35,000   62,529
   *Walsin Lihwa Corp.......................................   517,000  246,018
   *Walsin Technology Corp., Ltd............................    68,000   31,560
    Walton Advanced Engineering, Inc........................    69,385   30,808

                                     1183

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
TAIWAN -- (Continued)
   *Wan Hai Lines Co., Ltd...............................   188,150 $   132,242
    Waterland Financial Holdings Co., Ltd................   346,114     156,640
    Wei Chuan Food Corp..................................    71,000      94,328
    Weikeng Industrial Co., Ltd..........................    27,300      24,074
    Wellypower Optronics Corp............................    51,000      42,232
   *Weltrend Semiconductor, Inc..........................    29,000      17,811
   *Winbond Electronics Corp.............................   491,000     131,322
   *Wintek Corp..........................................   171,000     232,307
    Wistron Corp.........................................   255,327     429,914
    Wistron NeWeb Corp...................................    68,344     241,861
    WPG Holdings, Ltd....................................    93,855     156,844
    WT Microelectronics Co., Ltd.........................    58,138     104,071
   *WUS Printed Circuit Co., Ltd.........................    65,000      43,089
    Yageo Corp...........................................   283,000     115,013
   *Yang Ming Marine Transport Corp......................   209,599     133,935
    Yeung Cyang Industrial Co., Ltd......................    51,000      37,382
    Yieh Phui Enterprise Co., Ltd........................   189,478      75,492
   *Young Fast Optoelectronics Co., Ltd..................     4,400      20,442
    Yuanta Financial Holding Co., Ltd....................   394,000     281,693
    Yuen Foong Yu Paper Manufacturing Co., Ltd...........   155,019      77,121
    Yulon Motor Co., Ltd.................................   148,223     387,780
    Yung Chi Paint & Varnish Manufacturing Co., Ltd......    16,000      26,253
    Yung Tay Engineering Co., Ltd........................   104,000     198,179
    YungShin Global Holding Corp.........................    39,000      69,769
    Zenitron Corp........................................    22,000      15,060
    Zig Sheng Industrial Co., Ltd........................   114,695      72,412
   *Zinwell Corp.........................................    10,000      14,270
    Zippy Technology Corp................................    12,000       9,582
   *Zyxel Communication Corp.............................    62,000      46,451
                                                                    -----------
TOTAL TAIWAN.............................................            39,160,568
                                                                    -----------
THAILAND -- (0.6%)
    Advance Info Service PCL (Foreign)...................    16,300      63,123
   *Airports of Thailand PCL (Foreign)...................    55,800      87,933
    Amata Corp. PCL (Foreign)............................    77,000      40,275
    Asian Property Development PCL (Foreign).............   281,640      57,131
    Bangchak Petroleum PCL (Foreign).....................    93,300      70,698
    Bangkok Bank PCL (Foreign)...........................    48,000     284,057
    Bangkok Bank PCL (Foreign) NVDR......................    20,200     117,847
    Bangkok Dusit Medical Services PCL (Foreign).........    50,300      97,396
    Bangkok Expressway PCL (Foreign).....................   112,000      69,472
   *Bangkokland PCL (Foreign)............................ 1,308,300      31,583
    Bank of Ayudhya PCL (Foreign)........................    70,100      65,811
    Banpu PCL (Foreign)..................................     1,000      24,543
    BEC World PCL (Foreign)..............................    65,200      89,630
    Big C Supercenter PCL (Foreign)......................    46,100     185,482
    Cal-Comp Electronics (Thailand) PCL (Foreign)........   387,500      44,174
    Central Pattana PCL (Foreign)........................    68,200      84,035
    CH Karnchang PCL (Foreign)...........................   152,300      40,341
    Charoen Pokphand Foods PCL (Foreign).................   340,100     362,051
    Delta Electronics (Thailand) PCL (Foreign)...........    86,000      78,575
    Electricity Generating PCL (Foreign).................    22,000      69,707
    Esso Thailand PCL (Foreign)..........................   137,000      56,040
   *GFPT PCL(Foreign)....................................    20,000       7,510
    Glow Energy PCL (Foreign)............................    61,900     117,262
    Hana Microelectronics PCL (Foreign)..................   139,200     116,214
    Hermraj Land & Development PCL (Foreign)............. 1,110,400      90,098
    Home Product Center PCL (Foreign)....................   127,800      39,422
    IRPC PCL (Foreign)................................... 1,151,400     221,980
    Italian-Thai Development PCL (Foreign) NVDR..........   621,100      95,378
    Jasmine International PCL (Foreign)..................   543,900      58,356

                                     1184

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
THAILAND -- (Continued)
    Kasikornbank PCL (Foreign)............................    26,900 $  128,074
    Kasikornbank PCL (Foreign) NVDR.......................    28,100    132,845
    Khon Kaen Sugar Industry PCL (Foreign)................    74,900     39,177
    Kiatnakin Finance PCL (Foreign).......................    50,300     58,184
    Krung Thai Bank PCL (Foreign).........................   481,100    335,520
    Land & Houses PCL (Foreign)...........................   212,200     49,092
    LPN Development PCL (Foreign).........................   161,500     61,189
    Major Cineplex Group PCL (Foreign)....................   132,200     72,693
    MBK PCL (Foreign).....................................    18,300     60,131
    MCOT PCL (Foreign)....................................    36,000     36,815
   *Minor International PCL (Foreign).....................    76,800     34,505
    Polyplex PCL (Foreign)................................    37,600     30,383
    Precious Shipping PCL (Foreign).......................   165,000     96,815
    Preuksa Real Estate PCL (Foreign).....................   168,300    116,244
    PTT Aromatics & Refining PCL (Foreign)................   165,700    236,119
    PTT Chemical PCL (Foreign)............................    66,400    361,777
    PTT Exploration & Production PCL (Foreign)............    11,700     72,181
    PTT PCL (Foreign).....................................    41,400    481,670
    Quality Houses PCL (Foreign)..........................   481,300     30,500
    Ratchaburi Electricity Generating Holding PCL
      (Foreign)...........................................    39,100     56,372
    Rojana Industrial Park PCL (Foreign)..................   149,500     49,875
   *Sahaviriya Steel Industries PCL (Foreign).............   741,840     29,350
    Siam Cement PCL (Foreign) (The) NVDR..................    10,400    132,855
    Siam City Cement PCL (Foreign)........................    13,200    102,679
    Siam Commercial Bank PCL (Foreign)....................    15,700     66,590
    Siam Makro PCL (Foreign)..............................    14,000    109,371
   *Somboon Advance Technology PCL (Foreign)..............    66,600     60,292
    Supalai PCL (Foreign).................................   222,900    103,883
   *Tata Steel (Thailand) PCL (Foreign)................... 1,030,600     49,068
   *Thai Airways International PCL (Foreign)..............   105,000     99,455
    Thai Oil PCL (Foreign)................................    81,600    209,985
    Thai Plastic & Chemicals PCL (Foreign)................    68,200     68,028
    Thai Stanley Electric (Thailand) PCL (Foreign)........     9,600     56,650
    Thai Tap Water Supply PCL (Foreign)...................    64,900     12,947
    Thai Union Frozen Products PCL (Foreign)..............    79,800    152,510
    Thai Vegetable Oil PCL (Foreign)......................    36,400     31,122
    Thanachart Capital PCL (Foreign)......................   143,400    146,645
    Thoresen Thai Agencies PCL (Foreign)..................    91,190     58,093
    Tisco Financial Group PCL (Foreign)...................    70,800     94,954
    TMB Bank PCL (Foreign)................................ 2,744,700    187,735
    Total Access Communication PCL (Foreign)..............   114,100    258,231
    TPI Polene PCL (Foreign)..............................   112,300     48,949
   *True Corp. PCL (Foreign)..............................   540,290     73,911
    Vanachai Group PCL (Foreign)..........................   276,600     44,330
                                                                     ----------
TOTAL THAILAND............................................            7,503,918
                                                                     ----------
TURKEY -- (0.5%)
    Adana Cimento Sanayii Ticaret A.S. Class A............    12,989     34,414
    Akbank T.A.S..........................................    36,621    159,197
    Akcansa Cimento Sanayi ve Ticaret A.S.................     9,502     40,066
   *Akenerji Elektrik Uretim A.S..........................    53,168    112,494
    Aksa Akrilik Kimya Sanayii A.S........................    22,500     70,509
   *Aksigorta A.S.........................................    34,947     33,183
    Alarko Holding A.S....................................    25,818     55,008
    Albaraka Turk Katilim Bankasi A.S.....................    27,804     36,761
    Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S...     1,996     25,678
    Anadolu Anonim Turk Sigorta Sirketi A.S...............    54,184     35,414
    Anadolu Cam Sanayii A.S...............................    29,644     63,311
    Anadolu Efes Biracilik ve Malt Sanayi A.S.............     4,187     55,210
    Arcelik A.S...........................................    31,373    142,721
    Aselsan Elektronik Sanayi Ve Ticaret A.S..............    13,484     70,418

                                     1185

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
TURKEY -- (Continued)
   *Asya Katilim Bankasi A.S..................................  23,683 $ 33,374
    Aygaz A.S.................................................  35,134  217,787
    Bagfas Bandirma Gubre Fabrikalari A.S.....................     350   32,409
    Bati Anabolu Cimento A.S..................................   4,607   20,788
   *Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.........   5,556   26,224
    BIM BirlesikMagazalar A.S.................................   2,110   71,897
    Bolu Cimento Sanayii A.S..................................  36,017   31,695
   *Borusan Mannesmann Boru Sanayi ve Ticaret A.S.............   1,352   24,662
    Cimsa Cimento Sanayi ve Ticaret A.S.......................  13,328   65,878
    Coca-Cola Icecek A.S......................................   4,509   64,642
   *Deva Holding A.S..........................................  19,074   25,300
   *Dogan Sirketler Grubu Holdings A.S........................ 130,448   66,857
   *Dogan Yayin Holding A.S................................... 114,855   63,190
   *Dogus Otomotiv Servis ve Ticaret A.S......................  22,522   60,279
    EGE Seramik Sanayi ve Ticaret A.S.........................  56,665   70,847
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret A.S...................................  74,964   99,972
    Enka Insaat ve Sanayi A.S.................................  12,860   35,026
    Eregli Demir ve Celik Fabrikalari T.A.S...................  80,208  188,659
    Ford Otomotiv Sanayi A.S..................................  16,378  128,595
   *Global Yatirim Holding A.S................................  67,511   53,158
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.......     901   30,534
   *GSD Holding A.S...........................................  50,000   23,899
    Haci Omer Sabanci Holding A.S.............................      --        1
   *Hurriyet Gazetecilik ve Matbaacilik A.S...................  31,589   20,943
   *Ihlas EV Aletleri A.S.....................................  57,789   35,521
   *Ihlas Holding A.S......................................... 180,722  114,958
   *Is Finansal Kiralama A.S..................................  21,832   15,258
   *Isiklar Yatirim Holding A.S...............................  51,167   39,793
   *Izmir Demir Celik Sanayi A.S..............................  68,712  159,478
   *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S........  31,120   20,237
   *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class D.................................................. 103,836   61,323
    Kartonsan Karton Sanayi ve Ticaret A.S....................     618   69,852
   *Kerevitas Gida Sanayii ve Ticaret A.S.....................     954   40,673
    Koc Holding A.S. Series B.................................  47,269  197,264
   *Koza Anadolu Metal Madencilik Isletmeleri A.S.............  11,250   32,989
    Nortel Networks Netas Telekomuenikasyon A.S...............   1,158   98,637
    Nuh Cimento Sanayi A.S....................................   4,083   26,598
    Otokar Otomotive Ve Savunma Sanayi A.S....................   1,350   33,570
   *Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.....   5,000   11,435
   *Petkim Petrokimya Holding A.S.............................  38,764   57,803
    Pinar SUT Mamulleri Sanayii A.S...........................   5,677   50,924
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S........  10,116   24,374
    Sekerbank T.A.S...........................................  82,699   48,612
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S..................  71,616   84,742
   *TAV Havalimanlari Holding A.S.............................   9,894   48,183
    Tekfen Holding A.S........................................  22,283   77,063
    Tofas Turk Otomobil Fabrikasi A.S.........................  14,097   58,154
    Trakya Cam Sanayii A.S....................................  26,521   56,339
    Tupras Turkiye Petrol Rafinerileri A.S....................  13,873  336,743
    Turcas Petrol A.S.........................................  40,683   82,084
   *Turk Hava Yollari A.S.....................................  76,663  142,635
   *Turkcell Iletisim Hizmetleri AS...........................   1,136    5,837
   *Turkcell Iletisim Hizmetleri AS ADR.......................   3,200   40,960
    Turkiye Garanti Bankasi A.S...............................  61,127  268,229
    Turkiye Halk Bankasi A.S..................................  12,538   87,548
    Turkiye Is Bankasi A.S....................................  53,493  152,661
    Turkiye Sinai Kalkinma Bankasi A.S........................ 117,660  164,126
    Turkiye Sise ve Cam Fabrikalari A.S.......................  67,020  145,547
    Turkiye Vakiflar Bankasi T.A.O............................  79,200  164,989
    Ulker Biskuvi Sanayi A.S..................................  18,064   58,396
    Vestel Beyaz Esya Sanayi ve Ticaret A.S...................  14,500   22,213

                                     1186

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
TURKEY -- (Continued)
   *Vestel Elektronik Sanayi ve Ticaret A.S.................  24,328 $   36,019
   *Yapi ve Kredi Bankasi A.S...............................  45,205    107,265
                                                                     ----------
TOTAL TURKEY................................................          5,670,032
                                                                     ----------
UNITED KINGDOM -- (13.5%)
   *888 Holdings P.L.C...................................... 114,100     65,923
    A.G. Barr P.L.C.........................................   2,494     52,057
    Aberdeen Asset Management P.L.C......................... 128,290    462,690
    Acal P.L.C..............................................   3,957     19,689
    Admiral Group P.L.C.....................................   7,927    201,075
    Aegis Group P.L.C....................................... 177,254    449,674
   *Afren P.L.C.............................................  93,068    213,203
    Aga Rangemaster Group P.L.C.............................  23,457     42,066
    Aggreko P.L.C...........................................  23,805    753,891
   *Alterian P.L.C..........................................  12,732     18,871
    Amec P.L.C..............................................  46,009    793,230
    Amlin P.L.C.............................................  87,662    579,066
    Anglo American P.L.C....................................  83,163  3,936,316
    Anglo Pacific Group P.L.C...............................  12,369     64,965
    Anite P.L.C.............................................  20,267     22,988
   *Antisoma P.L.C.......................................... 130,297      5,146
    Antofagasta P.L.C.......................................  42,486    981,187
    Arena Leisure P.L.C.....................................  29,322     16,854
    ARM Holdings P.L.C......................................  87,084    830,351
    ARM Holdings P.L.C. Sponsored ADR.......................  10,000    287,900
    Ashmore Group P.L.C.....................................  27,484    181,575
    Ashtead Group P.L.C..................................... 131,407    345,606
    Associated British Foods P.L.C..........................  32,004    561,136
    Assura Group, Ltd.......................................  61,888     43,670
    AstraZeneca P.L.C. Sponsored ADR........................  18,800    911,988
   *Autonomy Corp. P.L.C....................................  17,293    475,882
    Aveva Group P.L.C.......................................   1,771     49,438
    Aviva P.L.C............................................. 259,294  1,688,638
    Axis-Shield P.L.C.......................................   9,938     76,914
    Babcock International Group P.L.C.......................  53,786    594,073
    BAE Systems P.L.C....................................... 227,741  1,133,809
    Balfour Beatty P.L.C....................................  96,474    479,051
    Barclays P.L.C.......................................... 504,400  1,843,775
    Barclays P.L.C. Sponsored ADR...........................  22,067    321,296
   *Barratt Developments P.L.C.............................. 170,369    274,500
    BBA Aviation P.L.C......................................  72,349    251,184
    Beazley P.L.C........................................... 112,147    237,259
    Bellway P.L.C...........................................  24,545    265,321
    Berendsen P.L.C.........................................  24,198    214,464
   *Berkeley Group Holdings P.L.C. (The)....................  18,847    380,066
    BG Group P.L.C.......................................... 120,874  2,849,779
    BG Group P.L.C. Sponsored ADR...........................     400     47,440
    BHP Billiton P.L.C......................................  15,494    578,776
    BHP Billiton P.L.C. ADR.................................   6,800    511,020
    Bodycote P.L.C..........................................  42,113    265,936
    Booker Group P.L.C......................................  94,121    113,736
    Bovis Homes Group P.L.C.................................  38,323    258,710
    BP P.L.C................................................   1,306      9,843
    BP P.L.C. Sponsored ADR................................. 179,632  8,162,478
    Brammer P.L.C...........................................   5,482     27,205
    Brewin Dolphin Holdings P.L.C...........................  15,123     36,684
    British American Tobacco P.L.C..........................  12,488    576,459
    British American Tobacco P.L.C. Sponsored ADR...........   1,800    167,022
    British Sky Broadcasting Group P.L.C. Sponsored ADR.....   4,853    226,247
    Britvic P.L.C...........................................  21,967    126,218
    BT Group P.L.C. Sponsored ADR...........................  17,500    575,225

                                     1187

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
   *BTG P.L.C...............................................  44,573 $  204,908
    Bunzl P.L.C.............................................  27,739    350,646
    Burberry Group P.L.C....................................  53,441  1,306,477
   *Bwin.Party Digital Entertainment P.L.C..................   6,625     14,644
    Cable & Wireless Communications P.L.C................... 364,329    221,131
   *Cable & Wireless Worldwide P.L.C........................ 344,179    235,925
   *Cairn Energy P.L.C......................................  95,280    576,003
    Camellia P.L.C..........................................     488     78,999
    Capita Group P.L.C......................................  16,762    197,152
   *Capital & Counties Properties P.L.C.....................   8,934     27,485
   *Capital & Regional P.L.C................................  19,615     12,154
    Carillion P.L.C.........................................  72,994    438,393
    Carnival P.L.C..........................................  15,763    544,657
    Carnival P.L.C. ADR.....................................   4,744    164,142
   *Carphone Warehouse Group P.L.C..........................  39,638    268,450
    Castings P.L.C..........................................   1,976     10,483
    Catlin Group, Ltd.......................................  66,466    450,802
   *Centamin Egypt, Ltd..................................... 105,944    234,903
    Centrica P.L.C.......................................... 153,109    768,625
    Charles Stanley Group P.L.C.............................     382      2,037
    Charter International P.L.C.............................  21,254    278,185
    Chemring Group P.L.C....................................  16,085    144,658
    Chesnara P.L.C..........................................  16,414     62,287
    Chime Communications P.L.C..............................   5,226     21,696
    Cineworld Group P.L.C...................................   1,554      4,769
    Clarkson P.L.C..........................................     124      2,671
   *Clinton Cards P.L.C.....................................  19,726      3,897
    Close Brothers Group P.L.C..............................  26,174    321,294
    Cobham P.L.C............................................ 143,429    478,085
    Collins Stewart Hawkpoint P.L.C.........................  29,710     36,021
   *Colt Group SA...........................................  50,348    100,680
    Compass Group P.L.C.....................................  53,254    500,817
    Computacenter P.L.C.....................................  40,091    322,714
   *Connaught P.L.C.........................................  12,993      3,551
    Consort Medical P.L.C...................................   5,759     53,179
    Cookson Group P.L.C.....................................  50,824    534,738
    Costain Group P.L.C.....................................   7,600     26,402
    Cranswick P.L.C.........................................   7,431     78,319
    Croda International P.L.C...............................  10,466    325,764
    CSR P.L.C...............................................  47,964    219,127
    Daily Mail & General Trust P.L.C. Series A..............  31,357    210,761
    Dairy Crest Group P.L.C.................................  25,411    156,200
    De La Rue P.L.C.........................................  17,287    220,733
    Debenhams P.L.C......................................... 191,188    208,803
    Dechra Pharmaceuticals P.L.C............................   2,523     19,480
    Development Securities P.L.C............................  21,496     76,500
    Devro P.L.C.............................................  25,804    109,384
    Diageo P.L.C............................................  11,221    228,244
    Diageo P.L.C. Sponsored ADR.............................   3,600    292,464
    Dignity P.L.C...........................................   5,273     69,107
    Diploma P.L.C...........................................  23,973    143,015
   *Dixons Retail P.L.C..................................... 676,121    156,869
    Domino Printing Sciences P.L.C..........................  20,220    219,948
    Drax Group P.L.C........................................  65,423    573,579
    DS Smith P.L.C..........................................  82,444    316,972
    E2V Technologies P.L.C..................................  14,909     28,963
   *easyJet P.L.C...........................................  33,010    198,172
    Electrocomponents P.L.C.................................  60,447    229,993
    Elementis P.L.C.........................................  78,622    209,967
   *EnQuest P.L.C...........................................  80,097    163,565
   *Enterprise Inns P.L.C................................... 131,003    118,872

                                     1188

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
   *Essar Energy P.L.C......................................   4,282 $   25,228
   *Eurasia Drilling Co, Ltd. GDR...........................     364     10,738
    Eurasian Natural Resources Corp. P.L.C..................  20,458    258,030
    Euromoney Institutional Investor P.L.C..................  11,466    128,120
    Evolution Group P.L.C...................................  21,935     28,100
   *Exillon Energy P.L.C....................................   1,510     10,497
    Experian P.L.C..........................................  55,885    734,627
    F&C Asset Management P.L.C.............................. 121,110    139,947
    Fenner P.L.C............................................  46,111    291,934
    Fiberweb P.L.C..........................................   5,671      5,545
    Fidessa Group P.L.C.....................................   2,349     72,368
    Filtrona P.L.C..........................................  45,981    257,171
   *Findel P.L.C............................................ 158,182     19,409
    FirstGroup P.L.C........................................  63,652    380,186
    Fortune Oil P.L.C....................................... 105,063     18,875
    French Connection Group P.L.C...........................  18,083     19,942
    Fresnillo P.L.C.........................................   3,049     87,477
    G4S P.L.C............................................... 202,774    910,950
    Galliford Try P.L.C.....................................  14,794    119,832
    Game Group P.L.C........................................  99,165     45,399
   *Gem Diamonds, Ltd.......................................  22,136     84,438
    Genus P.L.C.............................................  11,662    186,176
    GKN P.L.C............................................... 199,249    731,425
    GlaxoSmithKline P.L.C. Sponsored ADR....................  22,100    981,682
    Go-Ahead Group P.L.C....................................   6,307    160,618
    Greene King P.L.C.......................................  50,527    404,896
    Greggs P.L.C............................................  20,903    174,654
    Halfords Group P.L.C....................................  34,022    179,783
    Halma P.L.C.............................................  31,900    211,552
    Hampson Industries P.L.C................................ 124,566     48,073
    Hansard Global P.L.C....................................  17,609     49,723
   *Hansen Transmissions International NV...................  58,109     61,489
   *Hardy Oil & Gas P.L.C...................................  11,545     42,644
    Hardy Underwriting Group P.L.C..........................   1,763      7,458
    Hargreaves Lansdown P.L.C...............................  12,626    117,940
    Hays P.L.C..............................................  65,299     95,951
    Headlam Group P.L.C.....................................   8,095     36,594
    Helical Bar P.L.C.......................................  28,366    113,668
   *Helphire P.L.C..........................................  33,566      1,529
    Henderson Group P.L.C................................... 113,395    296,604
    Heritage Oil P.L.C......................................  15,730     67,033
    Hikma Pharmaceuticals P.L.C.............................  18,463    206,786
    Hill & Smith Holdings P.L.C.............................  15,225     92,193
    Hiscox, Ltd.............................................  66,640    445,100
    HMV Group P.L.C......................................... 112,576     13,656
    Hochschild Mining P.L.C.................................  26,850    210,199
    Hogg Robinson Group P.L.C...............................   5,147      5,577
    Holidaybreak P.L.C......................................  14,216    100,349
    Home Retail Group P.L.C................................. 117,698    261,630
    Homeserve P.L.C.........................................  17,035    134,817
   *Howden Joinery Group P.L.C..............................  68,123    127,355
    HSBC Holdings P.L.C..................................... 333,472  3,251,113
    HSBC Holdings P.L.C. Sponsored ADR...................... 132,375  6,469,166
    Hunting P.L.C...........................................  22,884    292,746
    Huntsworth P.L.C........................................  53,480     59,705
    Hyder Consulting P.L.C..................................   2,420     17,522
    ICAP P.L.C..............................................  47,504    347,577
    IG Group Holdings P.L.C.................................  31,919    231,110
   *Imagination Technologies Group P.L.C....................  28,730    186,370
    IMI P.L.C...............................................  39,971    686,035
    Imperial Tobacco Group P.L.C............................  47,199  1,633,858

                                     1189

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
UNITED KINGDOM -- (Continued)
    Imperial Tobacco Group P.L.C. ADR.....................     1,300 $   89,947
    Inchcape P.L.C........................................    60,962    388,352
    Informa P.L.C.........................................    94,651    625,324
    Inmarsat P.L.C........................................    18,008    159,370
   *Innovation Group P.L.C................................   102,828     34,563
    Intercontinental Hotels Group P.L.C. ADR..............    14,100    278,757
   *International Consolidated Airlines Group SA..........    99,239    385,377
   *International Ferro Metals, Ltd.......................    99,556     31,866
    International Power P.L.C.............................   252,987  1,266,273
    Interserve P.L.C......................................    29,922    163,191
    Intertek Group P.L.C..................................     6,743    211,698
    Invensys P.L.C........................................    49,272    249,118
    Investec P.L.C........................................   107,631    845,585
   *IP Group P.L.C........................................    40,893     30,969
    ITE Group P.L.C.......................................    13,684     50,237
   *ITV P.L.C.............................................   527,914    603,874
    James Fisher & Sons P.L.C.............................     7,969     69,693
    Jardine Lloyd Thompson Group P.L.C....................    12,197    128,440
    JD Sports Fashion P.L.C...............................     1,282     20,174
    JD Wetherspoon P.L.C..................................    23,870    169,293
   *JJB Sports P.L.C......................................    19,600      7,584
    JKX Oil & Gas P.L.C...................................    20,803     81,316
    John Menzies P.L.C....................................    16,607    138,518
    John Wood Group P.L.C.................................    46,860    511,216
    Johnson Matthey P.L.C.................................    23,601    786,653
   *Johnston Press P.L.C..................................   211,939     18,343
    Kazakhmys P.L.C.......................................    30,544    670,986
    Kcom Group P.L.C......................................    56,484     74,818
    Keller Group P.L.C....................................     8,903     65,462
    Kesa Electricals P.L.C................................    78,383    167,507
    Kier Group P.L.C......................................     5,704    124,028
    Kingfisher P.L.C......................................   409,408  1,690,807
   *Kofax P.L.C...........................................     8,547     50,681
    Ladbrokes P.L.C.......................................    78,214    188,810
    Laird P.L.C...........................................    39,349    120,942
   *Lamprell P.L.C........................................    20,204    127,074
    Lancashire Holdings, Ltd..............................    25,066    286,596
    Laura Ashley Holdings P.L.C...........................    51,893     15,440
    Lavendon Group P.L.C..................................    44,236     86,713
    Legal & General Group P.L.C........................... 1,002,504  1,837,040
   *Lloyds Banking Group P.L.C............................   735,935    519,869
   *Lloyds Banking Group P.L.C. Sponsored ADR.............   257,003    714,468
    Logica P.L.C..........................................   214,297    408,717
    London Stock Exchange Group P.L.C.....................    21,928    357,538
    Lonmin P.L.C..........................................    19,787    410,265
    Lookers P.L.C.........................................    34,191     27,833
    Low & Bonar P.L.C.....................................    44,867     54,084
   *Luminar Group Holdings P.L.C..........................    29,908      3,433
    Man Group P.L.C.......................................   244,093    888,239
    Management Consulting Group P.L.C.....................    23,934     17,095
    Marks & Spencer Group P.L.C...........................   188,033  1,065,557
    Marshalls P.L.C.......................................    34,860     62,277
    Marston's P.L.C.......................................    83,842    142,168
    McBride P.L.C.........................................    42,318     91,222
    Mears Group P.L.C.....................................     4,803     22,074
   *Mecom Group P.L.C.....................................     1,260      4,993
    Meggitt P.L.C.........................................   126,689    805,135
    Melrose P.L.C.........................................    66,896    391,116
    Melrose Resources P.L.C...............................     2,371      7,983
    Michael Page International P.L.C......................    20,330    166,752
    Millennium & Copthorne Hotels P.L.C...................    26,487    224,180

                                     1190

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
   *Misys P.L.C.............................................  28,894 $  187,534
   *Mitchells & Butlers P.L.C...............................  38,545    173,283
    Mitie Group P.L.C.......................................  74,055    290,782
    Mondi P.L.C.............................................  67,421    659,530
    Moneysupermarket.com Group P.L.C........................  76,979    144,024
    Morgan Crucible Co. P.L.C...............................  61,543    330,993
    Morgan Sindall P.L.C....................................   6,889     74,456
    Mothercare P.L.C........................................  19,114    127,389
   *Mouchel Group P.L.C.....................................   5,749      5,426
    N Brown Group P.L.C.....................................  29,289    136,731
    National Express Group P.L.C............................  58,677    252,302
    National Grid P.L.C.....................................   3,316     32,445
    National Grid P.L.C. Sponsored ADR......................  15,293    752,263
    Next P.L.C..............................................  12,985    504,734
   *Northgate P.L.C.........................................  22,554    113,602
    Northumbrian Water Group P.L.C..........................  52,862    391,055
    Novae Group P.L.C.......................................  10,009     56,891
    Old Mutual P.L.C........................................ 719,530  1,492,965
    Oxford Instruments P.L.C................................   5,840     94,618
    Pace P.L.C..............................................  58,128    109,539
    PayPoint P.L.C..........................................   4,568     41,300
    Pearson P.L.C...........................................   3,121     59,889
    Pearson P.L.C. Sponsored ADR............................  62,532  1,191,235
   *Pendragon P.L.C......................................... 223,487     65,560
    Pennon Group P.L.C......................................  35,474    420,542
    Persimmon P.L.C.........................................  49,363    372,518
    Petrofac, Ltd...........................................  18,548    424,361
    Petropavlovsk P.L.C.....................................  21,675    283,085
   *Phoenix Group Holdings P.L.C............................      98        912
    Phoenix IT Group, Ltd...................................   2,221      8,943
    Photo-Me International P.L.C............................  39,461     40,858
    Premier Farnell P.L.C...................................  42,543    135,123
   *Premier Foods P.L.C..................................... 533,257    158,671
   *Premier Oil P.L.C.......................................  44,108    292,707
    Provident Financial P.L.C...............................   8,011    146,388
    Prudential P.L.C........................................ 133,912  1,508,408
    Prudential P.L.C. ADR...................................  25,090    565,027
   *Punch Taverns P.L.C..................................... 158,338    164,552
    PV Crystalox Solar P.L.C................................  43,221     13,808
    PZ Cussons P.L.C........................................  17,339    107,364
   *Qinetiq P.L.C........................................... 231,939    428,650
   *Quintain Estates & Development P.L.C....................  59,057     57,190
    Randgold Resources, Ltd.................................     980     88,959
    Rathbone Brothers P.L.C.................................  11,640    218,587
    Reckitt Benckiser Group P.L.C...........................  10,751    608,354
   *Redrow P.L.C............................................  63,328    133,478
    Reed Elsevier P.L.C. ADR................................   5,600    203,840
    Regus P.L.C............................................. 126,840    219,750
    Renishaw P.L.C..........................................   5,546    152,945
   *Rentokil Initial P.L.C.................................. 186,918    280,672
   *Resolution, Ltd......................................... 249,328  1,127,219
    Restaurant Group P.L.C..................................  12,241     58,701
    Rexam P.L.C............................................. 152,527    926,780
    Ricardo P.L.C...........................................  11,315     71,771
    Rightmove P.L.C.........................................  14,038    280,978
    Rio Tinto P.L.C.........................................  18,769  1,324,874
    Rio Tinto P.L.C. Sponsored ADR..........................  19,830  1,407,533
    RM P.L.C................................................  12,287     23,971
    Robert Walters P.L.C....................................  18,804    100,532
    Robert Wiseman Dairies P.L.C............................   6,656     35,242
    ROK P.L.C...............................................  19,702         --

                                     1191

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
   *Rolls-Royce Holdings P.L.C...........................   117,120 $ 1,250,396
    Rotork P.L.C.........................................     4,228     109,673
   *Royal Bank of Scotland Group P.L.C................... 1,024,822     594,646
   *Royal Bank of Scotland Group P.L.C. Sponsored ADR....     1,100      12,705
    Royal Dutch Shell P.L.C. ADR.........................   151,539  11,160,847
    Royal Dutch Shell P.L.C. Series A....................       731      26,776
    Royal Dutch Shell P.L.C. Series B....................    59,695   2,185,762
    RPC Group P.L.C......................................    36,380     212,769
    RPS Group P.L.C......................................    57,716     221,210
    RSA Insurance Group P.L.C............................   596,886   1,283,553
    SABmiller P.L.C......................................    64,455   2,407,820
   *Safestore Holdings P.L.C.............................    11,971      23,440
    Sage Group P.L.C.....................................   197,360     886,693
    Sainsbury (J.) P.L.C.................................   110,177     548,632
   *Salamander Energy P.L.C..............................    41,233     188,898
    Savills P.L.C........................................    23,077     128,044
    Schroders P.L.C......................................    18,321     487,665
    Schroders P.L.C. Non-Voting..........................     9,829     215,448
    Scottish & Southern Energy P.L.C.....................    72,150   1,545,901
    SDL P.L.C............................................    20,333     226,113
    Senior P.L.C.........................................   105,537     322,015
   *Serco Group P.L.C....................................    32,073     283,760
    Severfield-Rowen P.L.C...............................    15,630      50,730
    Severn Trent P.L.C...................................    15,220     356,480
    Shanks Group P.L.C...................................    87,744     182,529
    Shire P.L.C. ADR.....................................     3,900     405,600
   *SIG P.L.C............................................    82,447     172,732
    Smith & Nephew P.L.C. Sponsored ADR..................     6,000     317,940
    Smiths Group P.L.C...................................    16,965     315,304
    Smiths News P.L.C....................................    40,578      55,813
   *Soco International P.L.C.............................    29,992     178,173
   *Southern Cross Healthcare P.L.C......................    27,892       2,861
    Spectris P.L.C.......................................    10,654     274,084
    Speedy Hire P.L.C....................................    55,394      27,261
    Spirax-Sarco Engineering P.L.C.......................     8,485     260,757
    Spirent Communications P.L.C.........................    84,310     180,262
   *Sports Direct International P.L.C....................    38,350     167,808
    St. Ives Group P.L.C.................................     9,000      13,563
    St. James's Place P.L.C..............................    25,442     153,961
    St. Modwen Properties P.L.C..........................    38,644     109,510
    Stagecoach Group P.L.C...............................    59,157     242,208
    Standard Chartered P.L.C.............................   158,961   4,049,348
    Standard Life P.L.C..................................   397,367   1,287,043
    Sthree P.L.C.........................................    10,289      60,694
    Synergy Health P.L.C.................................    14,501     226,044
    TalkTalk Telecom Group P.L.C.........................    79,276     185,165
   *Talvivaara Mining Co. P.L.C..........................     3,614      25,408
    Tate & Lyle P.L.C....................................    66,559     663,352
   *Taylor Wimpey P.L.C..................................   767,384     443,009
   *Telecity Group P.L.C.................................    21,324     191,611
    Tesco P.L.C..........................................   334,852   2,103,326
    Thomas Cook Group P.L.C..............................   118,795     127,449
    Thorntons P.L.C......................................    16,501      14,212
    Topps Tiles P.L.C....................................    17,420      14,522
    Travis Perkins P.L.C.................................    40,886     590,640
   *Trinity Mirror P.L.C.................................    98,032      70,682
    TT electronics P.L.C.................................    33,119     104,488
    TUI Travel P.L.C.....................................    97,569     311,390
    Tullett Prebon P.L.C.................................    70,553     408,920
    Tullow Oil P.L.C.....................................    20,507     411,982
   *UK Coal P.L.C........................................    35,646      24,138

                                     1192

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                          ------- --------------
UNITED KINGDOM -- (Continued)
    Ultra Electronics Holdings P.L.C.....................   4,118 $      106,195
   *Umeco P.L.C..........................................   3,706         22,215
    Unilever P.L.C.......................................     294          9,385
    Unilever P.L.C. Sponsored ADR........................  10,600        339,836
   *Unite Group P.L.C....................................  10,670         36,951
    United Business Media P.L.C..........................  19,429        172,092
    United Utilities Group P.L.C.........................  41,215        397,270
    United Utilities Group P.L.C. ADR....................     154          2,988
   *Vectura Group P.L.C..................................  34,973         58,473
    Vedanta Resources P.L.C..............................  17,480        505,374
    Victrex P.L.C........................................   5,665        135,282
    Vitec Group P.L.C. (The).............................   9,565         97,057
    Vodafone Group P.L.C.................................  13,189         37,023
    Vodafone Group P.L.C. Sponsored ADR.................. 317,342      8,917,310
    Weir Group P.L.C. (The)..............................  28,894      1,002,779
    WH Smith P.L.C.......................................  26,434        219,845
    Whitbread P.L.C......................................  25,690        654,749
    William Hill P.L.C................................... 107,183        405,214
    William Morrison Supermarkets P.L.C.................. 204,423        973,736
    Wincanton P.L.C......................................  14,780         25,770
   *Wolfson Microelectronics P.L.C.......................  35,460         93,406
    Wolseley P.L.C.......................................  50,810      1,508,431
    Wolseley P.L.C. ADR..................................   1,000          2,960
    WPP P.L.C............................................     641          7,265
    WPP P.L.C. Sponsored ADR.............................  10,011        566,522
    WS Atkins P.L.C......................................  18,555        214,585
    WSP Group P.L.C......................................   6,174         30,034
   *Xchanging P.L.C......................................  53,555         86,975
    Xstrata P.L.C........................................ 176,940      3,741,661
  #*Yell Group P.L.C..................................... 588,557         65,620
    Yule Catto & Co. P.L.C...............................  26,581         92,697
                                                                  --------------
TOTAL UNITED KINGDOM.....................................            169,182,132
                                                                  --------------
UNITED STATES -- (0.0%)
    Walter Energy, Inc...................................     263         32,220
                                                                  --------------
TOTAL COMMON STOCKS......................................          1,176,771,823
                                                                  --------------
PREFERRED STOCKS -- (1.4%)
BRAZIL -- (1.4%)
    AES Tiete SA.........................................   7,800        121,161
    Alpargatas SA........................................  11,200         77,996
    Banco Bradesco SA Sponsored ADR...................... 123,003      2,365,348
    Banco do Estado do Rio Grande do Sul SA..............  29,650        296,911
    Brasil Telecom SA ADR................................   6,118        158,089
    Braskem SA Preferred A...............................  14,800        175,976
    Braskem SA Preferred A Sponsored ADR.................   7,677        186,321
    Centrais Electricas de Santa Catarina SA.............   2,600         67,630
    Centrais Eletricas Brasilerias SA....................   4,000         60,457
    Cia Brasileira de Distribuicao Grupo Pao de Acucar
      SA.................................................   2,800        119,828
    Cia Brasileira de Distribuicao Grupo Pao de Acucar
      SA Sponsored ADR Series A..........................  13,040        563,198
    Cia de Bebidas das Americas SA Preferred ADR.........  10,500        315,210
    Cia de Tecidos Norte de Minas - Coteminas SA.........  11,500         30,403
    Cia de Transmissao de Energia Electrica Paulista
      SA Series A........................................   3,600        108,823
    Cia Energetica de Minas Gerais SA....................   4,262         80,989
    Cia Energetica de Minas Gerais SA Sponsored ADR......   8,112        156,562
    Cia Energetica do Ceara SA Series A..................   5,000        112,841
    Cia Paranaense de Energia SA Sponsored ADR Series A..   6,500        157,105
    Confab Industrial SA.................................  46,691        124,340
   *Contax Participacoes SA..............................   6,800         89,009
   *Eletropaulo Metropolitana Eletricidade de Sao
     Paulo SA............................................   8,000        187,097
    Eucatex SA Industria e Comercio SA...................   3,300         13,640

                                     1193

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
BRAZIL -- (Continued)
    Ferbasa-Ferro Ligas Da Bahia SA......................    11,500 $    76,377
    Gerdau SA............................................     8,688      78,201
    Gerdau SA Sponsored ADR..............................    59,400     541,728
    Gol Linhas Aereas Inteligentes SA....................     9,600      74,282
    Inepar SA Industria e Construcoes....................    14,900      39,391
    Itau Unibanco Holding SA.............................    58,539   1,181,462
    Itau Unibanco Holding SA ADR.........................    18,232     371,386
    Klabin SA............................................    81,700     278,155
    Lojas Americanas SA..................................    20,282     183,878
    Marcopolo SA.........................................    45,300     184,022
    Petroleo Brasileiro SA ADR...........................   116,010   3,564,987
    Randon e Participacoes SA............................    39,900     277,346
    Saraiva SA Livreiros Editores........................     5,100      93,723
    Suzano Papel e Celullose SA..........................    35,625     236,374
    TAM SA...............................................    10,900     209,095
    Tele Norte Leste Participacoes SA....................     2,300      31,886
    Tele Norte Leste Participacoes SA ADR................    13,200     184,536
    Telecomunicacoes de Sao Paulo SA ADR.................    15,560     493,563
    Telemar Norte Leste SA...............................     4,700     135,165
   #Tim Participacoes SA ADR.............................     3,700     185,148
    Ultrapar Participacoes SA Sponsored ADR..............    35,912     650,725
   *Unipar Participacoes SA Class B......................   143,600      38,890
    Usinas Siderurgicas de Minas Gerais SA Series A......    40,300     289,741
    Vale SA Sponsored ADR................................    66,950   1,976,364
                                                                    -----------
TOTAL BRAZIL.............................................            16,945,359
                                                                    -----------
MALAYSIA -- (0.0%)
   *TA Global Berhad.....................................   152,220      16,644
                                                                    -----------
TOTAL PREFERRED STOCKS...................................            16,962,003
                                                                    -----------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
   *Agfa-Gevaert NV STRIP VVPR...........................    13,597          39
   *Elia System Operator SA NV STRIP VVPR................       222          67
   *Nyrstar NV STRIP VVPR................................    10,920          63
   *Tessenderlo Chemie NV STRIP VVPR.....................       532         176
                                                                    -----------
TOTAL BELGIUM............................................                   345
                                                                    -----------
BRAZIL -- (0.0%)
   *MPX Energia SA Rights 07/25/11.......................         1           1
                                                                    -----------
CHINA -- (0.0%)
   *Xiwang Sugar Holdings Co., Ltd. Warrants 02/22/12....     7,500          --
                                                                    -----------
HONG KONG -- (0.0%)
   *Allied Properties (H.K.), Ltd. Warrants 06/13/16.....   127,213       4,244
                                                                    -----------
IRELAND -- (0.0%)
   *Governor & Co. of the Bank of Ireland P.L.C. (The)
     Rights 07/28/11..................................... 1,507,863         217
                                                                    -----------
MALAYSIA -- (0.0%)
   *Hap Seng Consolidated Berhad Warrants 08/09/16.......    20,280          --
   *Press Metal Berhad Rights 08/15/11...................     5,067          --
                                                                    -----------
TOTAL MALAYSIA...........................................                    --
                                                                    -----------
SINGAPORE -- (0.0%)
   *Sinarmas Land, Ltd. Warrants 11/18/15................   129,500      17,208
   *Transcu Group, Ltd. Warrants 09/01/13................    27,000         448
                                                                    -----------
TOTAL SINGAPORE..........................................                17,656
                                                                    -----------

                                     1194

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES       VALUE++
                                                     ----------- --------------
TAIWAN -- (0.0%)
   *First Financial Holding Co., Ltd. Rights
     09/09/11.......................................      33,590 $        3,961
                                                                 --------------
THAILAND -- (0.0%)
   *Rojana Industrial Park PCL (Foreign) Warrants
     12/31/99.......................................      49,833          9,942
                                                                 --------------
UNITED KINGDOM -- (0.0%)
   *IP Group P.L.C. Rights 06/20/11.................       1,594             --
   *Management Consulting Group P.L.C. Warrants
     12/31/11.......................................       1,107            391
                                                                 --------------
TOTAL UNITED KINGDOM................................                        391
                                                                 --------------
TOTAL RIGHTS/WARRANTS...............................                     36,757
                                                                 --------------

                                                        FACE
                                                       AMOUNT       VALUE+
                                                     ----------- --------------
                                                        (000)
TEMPORARY CASH INVESTMENTS -- (1.9%)
    Repurchase Agreement, PNC Capital Markets,
     Inc. 0.05%, 08/01/11 (Collateralized by
     $23,195,000 FNMA 2.24%, 07/06/15, valued at
     $23,774,875) to be repurchased at $23,423,098.. $    23,423     23,423,000
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                     -----------
                                                        (000)
SECURITIES LENDING COLLATERAL -- (3.0%)
(S)@DFA Short Term Investment Fund..................  36,232,967     36,232,967
   @Repurchase Agreement, Deutsche Bank
    Securities, Inc. 0.20%, 08/01/11
    (Collateralized by $50,795,500 U.S. Treasury
    Note 0.750%, 06/15/14, valued at
    $1,895,954)## to be repurchased at $1,858,808... $     1,859      1,858,777
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                 38,091,744
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,004,773,817)^^..........................             $1,255,285,327
                                                                 ==============

                                     1195

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                                VALUATION INPUTS
                                  ---------------------------------------------
                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
Common Stocks
   Australia..................... $ 3,036,247 $ 56,063,535   --    $ 59,099,782
   Austria.......................      62,995    5,183,687   --       5,246,682
   Belgium.......................   1,802,500    9,313,176   --      11,115,676
   Brazil........................  24,521,416           --   --      24,521,416
   Canada........................  99,606,259        6,373   --      99,612,632
   Chile.........................   6,723,721           --   --       6,723,721
   China.........................   9,583,298   45,723,213   --      55,306,511
   Colombia......................     217,750           --   --         217,750
   Czech Republic................          --    1,115,311   --       1,115,311
   Denmark.......................     405,305    6,904,160   --       7,309,465
   Egypt.........................          --       58,944   --          58,944
   Finland.......................     195,394   12,022,754   --      12,218,148
   France........................   9,362,959   61,224,539   --      70,587,498
   Germany.......................   8,287,595   49,286,485   --      57,574,080
   Greece........................     605,927    4,345,207   --       4,951,134
   Hong Kong.....................      26,347   22,296,648   --      22,322,995
   Hungary.......................      69,264    1,436,217   --       1,505,481
   India.........................   1,844,811   26,044,498   --      27,889,309
   Indonesia.....................     212,829   11,163,242   --      11,376,071
   Ireland.......................   1,296,848    3,589,063   --       4,885,911
   Israel........................   1,941,956    4,315,916   --       6,257,872
   Italy.........................   2,150,374   18,493,125   --      20,643,499
   Japan.........................  14,885,911  157,968,863   --     172,854,774
   Malaysia......................          --   10,866,814   --      10,866,814
   Mexico........................  13,490,474           --   --      13,490,474
   Netherlands...................   7,780,980   13,218,861   --      20,999,841
   New Zealand...................     165,890    2,274,163   --       2,440,053
   Norway........................     955,966    9,067,750   --      10,023,716
   Peru..........................     229,817           --   --         229,817
   Philippines...................      56,600    3,295,016   --       3,351,616
   Poland........................          --    5,374,754   --       5,374,754
   Portugal......................       3,460    3,412,930   --       3,416,390
   Russia........................     359,111    9,014,999   --       9,374,110
   Singapore.....................     206,551   14,353,312   --      14,559,863
   South Africa..................   3,323,882   18,662,003   --      21,985,885
   South Korea...................   5,109,528   45,304,472   --      50,414,000
   Spain.........................   8,644,459   13,103,557   --      21,748,016
   Sweden........................   1,383,587   25,047,892   --      26,431,479
   Switzerland...................  13,618,395   43,503,068   --      57,121,463
   Taiwan........................     331,538   38,829,030   --      39,160,568
   Thailand......................   7,503,918           --   --       7,503,918
   Turkey........................      40,960    5,629,072   --       5,670,032
   United Kingdom................  46,104,108  123,078,024   --     169,182,132
   United States.................      32,220           --   --          32,220

                                     1196

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                               VALUATION INPUTS
                               ------------------------------------------------
                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                 LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                               ------------ ------------ ------- --------------
Preferred Stocks
   Brazil..................... $ 16,945,359           --   --    $   16,945,359
   Malaysia...................           -- $     16,644   --            16,644
Rights/Warrants
   Belgium....................          278           67   --               345
   Brazil.....................            1           --   --                 1
   China......................           --           --   --                --
   Hong Kong..................        4,244           --   --             4,244
   Ireland....................           --          217   --               217
   Malaysia...................           --           --   --                --
   Singapore..................       17,208          448   --            17,656
   Taiwan.....................           --        3,961   --             3,961
   Thailand...................           --        9,942   --             9,942
   United Kingdom.............           --          391   --               391
Temporary Cash Investments....           --   23,423,000   --        23,423,000
Securities Lending Collateral.           --   38,091,744   --        38,091,744
                               ------------ ------------   --    --------------
TOTAL......................... $313,148,240 $942,137,087   --    $1,255,285,327
                               ============ ============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                                     1197

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           SCHEDULES OF INVESTMENTS

                                 JULY 31, 2011

                                  (UNAUDITED)

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                                                                      VALUE+
                                                                    -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company................................. $86,857,398
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $65,751,774)^^.......................................... $86,857,398
                                                                    ===========

Summary of inputs used to value the Portfolio's Master Fund's investments as of July 31, 2011 located within this report (See Security Valuation Note):

              See accompanying Notes to Schedules of Investments.

                                     1198

                       VA U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)
                                                                SHARES  VALUE+
                                                                ------ --------
COMMON STOCKS -- (91.5%)
Consumer Discretionary -- (14.2%)
   *1-800-FLOWERS.COM, Inc.....................................  2,804 $  8,440
   *AC Moore Arts & Crafts, Inc................................  4,100    7,585
    AH Belo Corp...............................................  5,125   32,800
    Aldila, Inc................................................  1,900    7,315
   #American Greetings Corp. Class A...........................  3,700   82,029
   *America's Car-Mart, Inc....................................  2,406   81,419
   *Archipelago Learning, Inc..................................  1,667   16,070
   *Arctic Cat, Inc............................................  3,100   51,088
   *Asbury Automotive Group, Inc...............................  6,914  148,858
   *Ascent Capital Group, Inc. Class A.........................  1,723   82,894
   *Audiovox Corp. Class A.....................................  5,000   35,950
  #*AutoNation, Inc............................................  7,609  286,174
   #Barnes & Noble, Inc........................................  8,800  153,120
    Bassett Furniture Industries, Inc..........................  2,400   18,960
   *Beasley Broadcast Group, Inc...............................  1,850    7,788
   *Beazer Homes USA, Inc...................................... 12,182   35,328
    bebe stores, Inc...........................................  3,532   26,172
   *Belo Corp..................................................  5,000   34,950
   *Benihana, Inc. Class A.....................................    445    4,103
   *Biglari Holdings, Inc......................................    310  114,133
   *Bluegreen Corp............................................. 10,098   26,053
    Blyth, Inc.................................................  1,700  107,542
    Bob Evans Farms, Inc.......................................  6,934  239,500
   #Books-A-Million, Inc.......................................  2,707    8,365
  #*Boyd Gaming Corp...........................................  5,900   51,566
   *Brookfield Residential Properties, Inc.....................  1,778   17,727
   #Brown Shoe Co., Inc........................................ 10,200  103,020
   *Build-A-Bear-Workshop, Inc.................................  5,300   32,807
   *Cabela's, Inc.............................................. 13,500  369,360
   *Cache, Inc.................................................  2,990   17,342
    Callaway Golf Co...........................................  7,800   49,530
   *Cambium Learning Group, Inc................................  2,093    6,614
    Carriage Services, Inc.....................................  5,800   33,118
   *Carter's, Inc..............................................  1,000   33,500
   *Casual Male Retail Group, Inc..............................  4,600   19,366
  #*Cavco Industries, Inc......................................  1,469   62,521
   *Central European Media Enterprises, Ltd. Class A...........  3,200   61,184
   *Charming Shoppes, Inc......................................  3,700   15,170
  #*Children's Place Retail Stores, Inc. (The).................    918   44,358
    Christopher & Banks Corp...................................  2,281   14,370
    Churchill Downs, Inc.......................................  3,200  140,576
    Cinemark Holdings, Inc.....................................  3,175   61,881
   *Clear Channel Outdoor Holdings, Inc. Class A...............  4,900   57,575
   *Coast Distribution System, Inc.............................    800    2,400
   *Cobra Electronics Corp.....................................  1,000    3,900
  #*Collective Brands, Inc..................................... 11,000  129,580
    Columbia Sportswear Co.....................................  1,400   80,360
  #*Conn's, Inc................................................  7,864   64,721
   *Core-Mark Holding Co., Inc.................................  3,111  115,854
    CSS Industries, Inc........................................  2,542   50,433
   *dELiA*s, Inc...............................................  4,300    7,568
   *Delta Apparel, Inc.........................................  1,640   32,259
    Dillard's, Inc. Class A.................................... 13,919  783,083
  #*DineEquity, Inc............................................  1,100   57,310
   *Dixie Group, Inc...........................................  3,700   16,021
   *Dolan Media Co.............................................    953    7,557
   *Dorman Products, Inc.......................................  1,576   56,310
   *Dover Motorsports, Inc.....................................  3,360    6,216

                                     1199

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Consumer Discretionary -- (Continued)
    DR Horton, Inc............................................. 21,474 $255,111
    Drew Industries, Inc.......................................    800   17,040
   *DSW, Inc...................................................    192   10,172
   *Duckwall-ALCO Stores, Inc..................................  1,100   12,320
  #*E.W. Scripps Co. Class A (The).............................  4,237   36,523
    EDCI Holdings, Inc.........................................  1,611    7,088
   *Emerson Radio Corp.........................................  2,800    4,956
    Escalade, Inc..............................................    157      929
    Ethan Allen Interiors, Inc.................................    500    9,200
   *Federal-Mogul Corp.........................................  9,173  175,846
    Finish Line, Inc. Class A..................................  2,307   49,139
   *Fisher Communications, Inc.................................  1,403   41,136
    Flexsteel Industries, Inc..................................    600    9,150
    Foot Locker, Inc........................................... 16,300  354,199
    Fred's, Inc................................................ 10,820  142,608
   *Full House Resorts, Inc....................................  1,309    4,136
   *Furniture Brands International, Inc........................ 14,606   58,862
    Gaiam, Inc.................................................    955    4,126
  #*GameStop Corp. Class A..................................... 10,792  254,475
    Gaming Partners International Corp.........................    300    2,352
    Gannett Co., Inc...........................................    554    7,069
   *Gaylord Entertainment Co...................................  6,157  180,646
   *Genesco, Inc...............................................  2,112  109,402
   *G-III Apparel Group, Ltd...................................  1,580   48,775
  #*Golfsmith International Holdings, Inc......................  1,600    6,640
   *Gray Television, Inc....................................... 11,264   27,372
   *Gray Television, Inc. Class A..............................    700    1,470
   *Great Wolf Resorts, Inc....................................  8,271   28,866
    Group 1 Automotive, Inc....................................  5,918  281,874
    Harte-Hanks, Inc...........................................  2,119   17,312
   *Hastings Entertainment, Inc................................  3,200   14,880
    Haverty Furniture Cos., Inc................................  4,870   54,008
   *Heelys, Inc................................................  2,100    4,725
   *Helen of Troy, Ltd.........................................  7,600  245,100
   *Hollywood Media Corp.......................................  1,384    2,228
    Hooker Furniture Corp......................................  2,500   22,550
    Hot Topic, Inc.............................................  6,834   51,050
   *Iconix Brand Group, Inc....................................  6,100  142,313
    International Speedway Corp................................  3,800  106,286
   *Isle of Capri Casinos, Inc.................................  4,005   33,962
   *J. Alexander's Corp........................................  2,399   15,689
  #*JAKKS Pacific, Inc.........................................  7,598  132,585
    Jarden Corp................................................ 12,066  373,925
   *Johnson Outdoors, Inc. Class A.............................  2,777   49,514
    Jones Group, Inc. (The).................................... 17,199  222,555
   *Journal Communications, Inc................................ 10,623   52,690
  #*Kenneth Cole Productions, Inc. Class A.....................  2,409   30,739
   *Kid Brands, Inc............................................  3,700   16,983
   *Kirkland's, Inc............................................  2,259   24,375
  #*K-Swiss, Inc. Class A......................................  2,710   28,889
    Lacrosse Footwear, Inc.....................................  1,500   20,850
   *Lakeland Industries, Inc...................................  2,120   17,469
   *Lakes Entertainment, Inc...................................  5,232   11,406
   *Lazare Kaplan International, Inc...........................  1,563    3,931
   *La-Z-Boy, Inc..............................................  3,691   32,370
   *Leapfrog Enterprises, Inc..................................  8,500   33,150
  #*Lee Enterprises, Inc.......................................  6,308    5,803
   #Lennar Corp. Class A....................................... 25,500  451,095
    Lennar Corp. Class B Voting................................  2,960   41,736
   *Liberty Media Corp. Capital Class A........................  2,300  183,563
   *Liberty Media-Starz Corp. Series A.........................  1,248   95,796

                                     1200

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Consumer Discretionary -- (Continued)
  #*Life Time Fitness, Inc.....................................    300 $ 12,528
    Lifetime Brands, Inc.......................................  3,901   42,911
    Lithia Motors, Inc.........................................  5,052  104,273
   *Live Nation Entertainment, Inc............................. 12,120  134,532
   *Luby's, Inc................................................  7,944   43,454
   *M/I Homes, Inc.............................................  3,540   40,002
    Mac-Gray Corp..............................................  3,700   54,390
   *Madison Square Garden Co. (The)............................  2,651   70,252
    Marcus Corp................................................  4,600   44,528
   *MarineMax, Inc.............................................  6,061   55,701
  #*McClatchy Co. (The)........................................  3,400    7,650
   *McCormick & Schmick's Seafood Restaurants, Inc.............  3,253   28,757
   *Media General, Inc. Class A................................  5,800   15,834
    Men's Wearhouse, Inc. (The)................................  5,400  177,066
   *Meritage Homes Corp........................................  3,075   67,189
   *Modine Manufacturing Co.................................... 10,307  153,677
   *Mohawk Industries, Inc.....................................  7,349  382,368
   *Monarch Casino & Resort, Inc...............................  1,800   20,790
   *Motorcar Parts of America, Inc.............................    759    9,799
    Movado Group, Inc..........................................  4,900   79,282
   *MTR Gaming Group, Inc......................................  5,500   16,225
   *Multimedia Games Holding Co., Inc..........................  6,759   29,334
   *Nautilus, Inc..............................................  6,092   11,453
   *Navarre Corp...............................................  4,987    9,874
   *Nobel Learning Communities, Inc............................    100    1,172
  #*O'Charley's, Inc...........................................  6,029   36,717
   *Orient-Express Hotels, Ltd.................................  8,198   81,078
 .#*Orleans Homebuilders, Inc..................................  4,800       --
    Outdoor Channel Holdings, Inc..............................  3,987   26,514
   *Pacific Sunwear of California, Inc.........................    900    2,511
   *Penn National Gaming, Inc..................................  7,603  318,794
    Penske Automotive Group, Inc...............................  6,185  136,874
    Pep Boys - Manny, Moe & Jack (The)......................... 12,600  135,450
   *Perry Ellis International, Inc.............................  4,350  101,659
   *Pinnacle Entertainment, Inc................................ 11,600  167,388
   *Point.360..................................................    400      256
   *Pulte Group, Inc........................................... 18,400  126,408
   *Quiksilver, Inc............................................ 14,533   76,444
  #*Radio One, Inc.............................................  3,383    4,838
   *Reading International, Inc. Class A........................  1,086    4,724
   *Red Lion Hotels Corp.......................................  5,236   39,532
   *Red Robin Gourmet Burgers, Inc.............................  2,000   68,840
    Regis Corp................................................. 13,290  197,356
    Rent-A-Center, Inc.........................................  9,000  243,450
   *Rick's Cabaret International, Inc..........................  1,800   14,760
   *Rocky Brands, Inc..........................................  1,900   24,187
   *Ruby Tuesday, Inc..........................................  7,412   67,375
   #Ryland Group, Inc. (The)...................................  9,200  135,516
   *Saga Communications, Inc...................................  1,743   56,682
  #*Saks, Inc..................................................  6,900   74,106
    Salem Communications Corp..................................  4,900   15,974
    Scholastic Corp............................................  8,240  236,653
    Service Corp. International................................ 23,800  249,186
    Shiloh Industries, Inc.....................................  5,891   62,032
   *Shoe Carnival, Inc.........................................  3,473  109,712
  #*Skechers U.S.A., Inc. Class A..............................  2,451   40,809
    Skyline Corp...............................................  1,691   22,879
   *Smith & Wesson Holding Corp................................  2,500    8,400
   #Sonic Automotive, Inc......................................  5,487   85,981
    Spartan Motors, Inc........................................  5,000   23,000
    Speedway Motorsports, Inc.................................. 10,592  144,051

                                     1201

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
Consumer Discretionary -- (Continued)
   *Sport Chalet, Inc. Class A..............................  4,484 $     8,923
   *Sport Chalet, Inc. Class B..............................    150         330
    Stage Stores, Inc.......................................  9,525     169,545
    Standard Motor Products, Inc............................  5,844      82,985
   *Stanley Furniture, Inc..................................  3,305      13,650
    Stein Mart, Inc.........................................  3,381      32,120
   *Steinway Musical Instruments, Inc.......................  2,578      74,736
    Stewart Enterprises, Inc................................ 21,307     148,084
    Superior Industries International, Inc..................  6,496     131,479
   *Syms Corp...............................................  4,854      50,676
   *Systemax, Inc...........................................    340       5,539
   *Tandy Brands Accessories, Inc...........................  2,500       5,225
   *Toll Brothers, Inc...................................... 12,377     247,045
   *Trans World Entertainment Corp..........................  8,600      17,630
  #*Tuesday Morning Corp....................................  1,300       5,590
   *Unifi, Inc..............................................  6,275      80,508
   *Universal Electronics, Inc..............................  1,400      32,774
    Vail Resorts, Inc.......................................    200       9,150
   #Washington Post Co. Class B.............................    410     164,943
  #*Wells-Gardner Electronics Corp..........................  1,121       2,231
    Wendy's Co. (The)....................................... 44,797     236,080
   *West Marine, Inc........................................  6,279      64,360
   *Wet Seal, Inc. (The)....................................  2,585      12,641
    Weyco Group, Inc........................................     87       2,015
   *Zale Corp...............................................  3,300      18,513
                                                                    -----------
Total Consumer Discretionary                                         15,272,751
                                                                    -----------
Consumer Staples -- (4.6%)
    Alico, Inc..............................................    400       9,764
   *Alliance One International, Inc......................... 13,400      44,086
    Andersons, Inc. (The)...................................  2,100      86,331
    Cal-Maine Foods, Inc....................................  2,400      81,144
  #*Central European Distribution Corp......................  5,300      51,304
   *Central Garden & Pet Co.................................  3,715      33,212
   *Central Garden & Pet Co. Class A........................ 10,643      93,233
   *Chiquita Brands International, Inc...................... 10,547     124,876
    Coca-Cola Bottling Co...................................    715      46,132
   *Constellation Brands, Inc. Class A...................... 19,857     404,884
   *Craft Brewers Alliance, Inc.............................  3,112      24,242
   *Dean Foods Co...........................................  2,700      29,754
    Diamond Foods, Inc......................................  1,910     136,737
  #*Dole Food Co., Inc......................................  3,879      55,043
   *Elizabeth Arden, Inc....................................  2,000      64,440
    Farmer Brothers Co......................................  4,400      34,452
    Fresh Del Monte Produce, Inc............................  5,785     141,790
   *Hain Celestial Group, Inc............................... 11,600     375,028
   *Harbinger Group, Inc....................................  1,840       9,770
   *Heckmann Corp...........................................  4,567      27,539
    Imperial Sugar Co.......................................  3,340      77,087
    Ingles Markets, Inc.....................................  1,498      23,069
   *John B. Sanfilippo & Son, Inc...........................  2,277      19,058
   *Mannatech, Inc..........................................  6,826       5,596
    MGP Ingredients, Inc....................................  3,580      28,175
    Nash-Finch Co...........................................  3,213     115,025
   *Natural Alternatives International, Inc.................    600       2,886
   *Nutraceutical International Corp........................  2,600      38,480
    Oil-Dri Corp. of America................................    682      14,111
   *Omega Protein Corp......................................    932      11,296
    Orchids Paper Products Co...............................    500       6,425
   *Pantry, Inc.............................................  5,960     106,207
   *Parlux Fragrances, Inc..................................  6,953      20,998

                                     1202

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Consumer Staples -- (Continued)
   *Physicians Formula Holdings, Inc.........................  2,630 $    9,994
   *Pilgrim's Pride Corp.....................................    200        960
   *Prestige Brands Holdings, Inc............................ 12,594    153,899
   *Ralcorp Holdings, Inc....................................  7,100    614,150
   #Sanderson Farms, Inc.....................................    609     28,148
   *Seneca Foods Corp........................................    663     17,172
   *Smart Balance, Inc.......................................  7,820     37,067
   *Smithfield Foods, Inc.................................... 24,627    542,287
    Snyders-Lance, Inc.......................................  3,100     63,271
    Spartan Stores, Inc......................................  4,870     86,004
   *Spectrum Brands Holdings, Inc............................  4,375    116,812
    Stephan Co. (The)........................................    200        490
  #*SUPERVALU, Inc...........................................  5,600     48,160
   *Susser Holdings Corp.....................................  2,447     39,911
   *TreeHouse Foods, Inc.....................................  6,500    335,660
   #Universal Corp...........................................  2,827    103,807
    Village Super Market, Inc................................    103      2,769
    Weis Markets, Inc........................................  6,017    241,823
   *Winn-Dixie Stores, Inc................................... 12,248    109,987
                                                                     ----------
Total Consumer Staples                                                4,894,545
                                                                     ----------
Energy -- (8.1%)
    Alon USA Energy, Inc.....................................  4,125     50,160
   *Approach Resources, Inc..................................     50      1,298
   *Barnwell Industries, Inc.................................    480      2,131
   *Basic Energy Services, Inc............................... 10,000    323,900
    Berry Petroleum Corp. Class A............................  2,400    137,640
   *Bill Barrett Corp........................................  2,324    115,642
   *Bolt Technology Corp.....................................  1,400     17,682
  #*BPZ Resources, Inc.......................................  8,600     31,132
    Bristow Group, Inc.......................................  4,501    218,208
   *Cal Dive International, Inc.............................. 10,363     57,826
   *Cloud Peak Energy, Inc...................................  3,100     69,130
  #*Comstock Resources, Inc..................................  1,500     47,850
   *Crimson Exploration, Inc.................................  3,800     11,970
    Crosstex Energy, Inc.....................................  6,000     87,600
   *CVR Energy, Inc..........................................  7,012    188,272
   *Dawson Geophysical Co....................................  2,215     87,913
    Delek US Holdings, Inc...................................  6,670    110,855
   #DHT Holdings, Inc........................................  3,652     13,147
   *Double Eagle Petroleum Co................................  1,300     14,014
   *Energy Partners, Ltd.....................................  3,207     54,551
   *ENGlobal Corp............................................  2,200      8,800
  #*Exterran Holdings, Inc...................................  8,909    164,638
   *General Maritime Corp....................................  2,600      2,834
   *Geokinetics, Inc.........................................  2,700     16,875
   *GeoMet, Inc..............................................  3,300      3,663
   *GeoResources, Inc........................................    496     12,658
   *Global Industries, Ltd................................... 10,957     56,209
  #*Green Plains Renewable Energy, Inc.......................  6,100     66,795
    Gulf Island Fabrication, Inc.............................  2,303     79,684
   *Gulfmark Offshore, Inc...................................  3,261    158,941
  #*Harvest Natural Resources, Inc...........................  9,000    123,300
   *Helix Energy Solutions Group, Inc........................ 12,020    235,352
   *Hercules Offshore, Inc................................... 12,830     60,301
   *HKN, Inc.................................................  5,668     12,583
    HollyFrontier Corp.......................................  6,302    475,108
   *Hornbeck Offshore Services, Inc..........................  3,350     93,264
   *Key Energy Services, Inc.................................  7,600    148,124
   *Matrix Service Co........................................  3,500     48,790
   *Mitcham Industries, Inc..................................    427      7,754

                                     1203

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Energy -- (Continued)
   *Natural Gas Services Group, Inc..........................  2,866 $   45,598
   *Newpark Resources, Inc................................... 10,374     96,374
   #Overseas Shipholding Group, Inc..........................  1,400     34,076
   *Parker Drilling Co....................................... 17,533    111,159
  #*Patriot Coal Corp........................................    268      5,068
    Patterson-UTI Energy, Inc................................ 12,700    413,131
    Penn Virginia Corp.......................................  3,600     47,232
   *Petroleum Development Corp...............................  4,960    180,147
  #*PetroQuest Energy, Inc...................................  3,439     27,959
   *PHI, Inc. Non-Voting.....................................  3,000     64,590
   *Pioneer Drilling Co...................................... 14,053    228,642
   *Plains Exploration & Production Co....................... 12,800    499,328
   *REX American Resources Corp..............................  2,075     35,752
   *Rowan Cos., Inc.......................................... 11,750    460,248
    SEACOR Holdings, Inc.....................................  3,280    329,181
  #*Seahawk Drilling, Inc....................................    181        775
    Sunoco, Inc.............................................. 12,600    512,190
   *Superior Energy Services, Inc............................  3,100    128,619
   *Swift Energy Corp........................................  8,400    320,040
    Teekay Corp..............................................  6,873    190,726
   *Tesoro Petroleum Corp.................................... 15,658    380,333
   *Tetra Technologies, Inc..................................  8,631    111,081
    Tidewater, Inc...........................................  4,940    268,440
   *Union Drilling, Inc......................................  6,400     71,360
   *Unit Corp................................................  5,086    305,211
   *USEC, Inc................................................ 28,283     96,445
   *VAALCO Energy, Inc.......................................  4,200     27,972
  #*Voyager Oil & Gas, Inc...................................  2,551      8,112
   *Western Refining, Inc.................................... 10,999    224,710
   *Willbros Group, Inc......................................  4,875     44,850
                                                                     ----------
Total Energy.................................................         8,685,943
                                                                     ----------
Financials -- (24.3%)
    1st Source Corp..........................................  7,021    161,834
   *1st United Bancorp, Inc..................................  2,700     16,011
   *21st Century Holding Co..................................  2,500      6,650
    Abington Bancorp, Inc....................................  6,336     62,790
    Advance America Cash Advance Centers, Inc................  1,600     11,280
   *Affirmative Insurance Holdings, Inc......................  4,200      9,450
   *Allegheny Corp...........................................  1,148    378,163
    Alliance Financial Corp..................................    169      5,443
   *Allied World Assurance Co. Holdings, Ltd.................  3,850    209,632
    Alterra Capital Holdings, Ltd............................  6,528    142,245
   *American Capital, Ltd.................................... 24,600    237,882
    American Equity Investment Life Holding Co............... 14,700    174,489
    American Financial Group, Inc............................ 12,615    428,658
    American National Bankshares, Inc........................     97      1,813
    American National Insurance Co...........................  2,880    215,827
   *American Safety Insurance Holdings, Ltd..................  2,457     46,069
   *Ameris Bancorp...........................................  4,419     44,720
   *AMERISAFE, Inc...........................................  3,400     73,134
   *AmeriServe Financial, Inc................................  6,300     13,923
   *Ante5, Inc...............................................  3,520      3,541
   *Arch Capital Group, Ltd.................................. 11,238    379,844
    Argo Group International Holdings, Ltd...................  5,310    156,114
   *Aspen Insurance Holdings, Ltd............................  5,500    142,450
   *Asset Acceptance Capital Corp............................  8,254     40,775
    Associated Banc-Corp..................................... 22,200    303,030
    Assurant, Inc............................................ 16,700    594,854
    Asta Funding, Inc........................................  1,323     10,412
    Astoria Financial Corp...................................  2,500     29,125

                                     1204

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Financials -- (Continued)
   *Avatar Holdings, Inc.......................................  3,193 $ 48,853
    Axis Capital Holdings, Ltd.................................  5,402  172,162
    Baldwin & Lyons, Inc. Class B..............................  3,050   73,901
    BancFirst Corp.............................................  1,600   61,024
    Bancorp Rhode Island, Inc..................................     81    3,553
   *Bancorp, Inc...............................................  3,093   27,837
   *BancTrust Financial Group, Inc.............................  4,257   10,089
    Bank Mutual Corp...........................................  6,399   23,740
    Bank of Commerce Holdings..................................  1,233    4,969
  .*Bank of Florida Corp.......................................  3,293       --
   *Bank of Granite Corp.......................................  4,222    3,420
   *Bank of Montreal...........................................  2,828  177,712
   *BankAtlantic Bancorp, Inc.................................. 17,593   18,121
    BankFinancial Corp.........................................  6,447   52,543
    Banner Corp................................................    875   16,205
   *Beneficial Mutual Bancorp, Inc.............................  8,224   64,394
    Berkshire Hills Bancorp, Inc...............................  6,627  145,264
   *BofI Holding, Inc..........................................  2,382   33,336
    Boston Private Financial Holdings, Inc..................... 13,691   94,879
    Brookline Bancorp, Inc..................................... 13,355  114,185
    Bryn Mawr Bank Corp........................................    169    3,400
    California First National Bancorp..........................  1,000   15,520
    Camden National Corp.......................................    573   18,319
  #*Cape Bancorp, Inc..........................................    439    4,131
    Capital City Bank Group, Inc...............................  1,869   19,269
    Capital Southwest Corp.....................................    300   28,173
    CapitalSource, Inc......................................... 40,686  262,832
    Cardinal Financial Corp....................................  8,200   87,986
    Cash America International, Inc............................  1,400   78,344
    Cathay General Bancorp..................................... 14,100  195,426
    Center Bancorp, Inc........................................    257    2,580
   *Center Financial Corp......................................  1,760   10,842
    CenterState Banks of Florida, Inc..........................  1,362    8,894
   *Central Pacific Financial Corp.............................    777   10,474
    Century Bancorp, Inc. Class A..............................     98    2,649
    CFS Bancorp, Inc...........................................  3,500   19,810
    Chemical Financial Corp....................................  6,849  129,926
    Cincinnati Financial Corp..................................  2,246   61,383
   *Citizens Community Bancorp, Inc............................  2,054   12,468
    Citizens Holding Co........................................    171    3,244
  #*Citizens, Inc..............................................  3,058   21,039
   #City Holding Co............................................    200    6,254
    Clifton Savings Bancorp, Inc...............................    834    8,465
   *CNO Financial Group, Inc................................... 25,645  188,491
    CoBiz Financial, Inc.......................................  3,528   21,697
    Columbia Banking System, Inc...............................  4,900   86,289
   *Comerica, Inc..............................................    883   28,293
   #Community Bank System, Inc.................................  6,629  166,786
    Community Trust Bancorp, Inc...............................  3,145   85,292
   *CompuCredit Holdings Corp..................................  4,756   14,220
   *Cowen Group, Inc...........................................  6,698   26,457
   *Crescent Financial Corp....................................  3,419   13,676
    CVB Financial Corp.........................................  2,739   26,541
  #*Dearborn Bancorp, Inc......................................  1,500    1,980
   #Delphi Financial Group, Inc. Class A.......................  8,833  237,784
    Dime Community Bancshares, Inc.............................  4,200   59,010
    Donegal Group, Inc. Class A................................  6,352   76,351
    Donegal Group, Inc. Class B................................    592   12,420
   *E*Trade Financial Corp..................................... 32,487  515,894
    East West Bancorp, Inc.....................................  4,700   87,232
    Eastern Insurance Holdings, Inc............................  3,064   40,996

                                     1205

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Financials -- (Continued)
    Edelman Financial Group, Inc...............................  7,600 $ 57,988
   #EMC Insurance Group, Inc...................................  4,548   84,911
    Employers Holdings, Inc....................................  2,000   29,720
   *Encore Bancshares, Inc.....................................    500    5,995
   *Encore Capital Group, Inc..................................  1,049   28,690
    Endurance Specialty Holdings, Ltd..........................  3,900  158,886
   *Enstar Group, Ltd..........................................  1,095  115,676
    Enterprise Financial Services Corp.........................  1,899   26,491
    ESSA Bancorp, Inc..........................................  2,933   33,730
    Everest Re Group, Ltd......................................  1,275  104,703
   #F.N.B. Corp................................................  9,249   92,490
   *Farmers Capital Bank Corp..................................  1,442    7,643
   #FBL Financial Group, Inc. Class A..........................  7,300  229,804
    Federal Agricultural Mortgage Corp.........................  1,100   22,220
    Fidelity National Financial, Inc........................... 26,568  433,058
  #*Fidelity Southern Corp.....................................  1,266    8,583
    Financial Institutions, Inc................................  1,393   23,361
   *First Acceptance Corp......................................  5,500    9,130
    First American Financial Corp..............................  3,883   62,089
    First Bancorp..............................................  3,069   30,230
  #*First Bancorp..............................................    778    3,423
    First Busey Corp...........................................  9,462   49,108
   *First California Financial Group, Inc......................  1,900    6,954
    First Citizens BancShares, Inc.............................    203   36,564
    First Commonwealth Financial Corp..........................  4,094   21,043
    First Community Bancshares, Inc............................  1,857   23,380
   *First Defiance Financial Corp..............................  2,375   34,818
  #*First Federal Bancshares of Arkansas, Inc..................    560    3,388
   *First Federal of Northern Michigan Bancorp, Inc............    200      768
    First Financial Corp.......................................  1,400   46,326
    First Financial Holdings, Inc..............................  2,269   18,855
   *First Financial Northwest, Inc.............................  1,300    6,383
    First Horizon National Corp................................  5,057   45,462
    First Interstate Bancsystem, Inc...........................    136    1,820
   *First Investors Financial Services Group, Inc..............    500    3,748
   *First Marblehead Corp. (The)...............................  7,864   12,976
    First Merchants Corp.......................................  7,076   63,330
    First Midwest Bancorp, Inc.................................  4,100   48,872
    First Niagara Financial Group, Inc......................... 50,860  623,035
   *First Place Financial Corp.................................  6,075    4,617
   *First Security Group, Inc..................................  2,635    1,212
    First South Bancorp, Inc...................................    620    2,697
    Firstbank Corp.............................................    105      620
   *FirstCity Financial Corp...................................  3,212   22,741
    Flagstone Reinsurance Holdings SA..........................  7,243   64,535
    Flushing Financial Corp....................................  6,387   78,688
  #*Forest City Enterprises, Inc. Class A......................    225    4,052
   *Forestar Group, Inc........................................    552    8,998
   *FPIC Insurance Group, Inc..................................  3,844  160,372
    Fulton Financial Corp...................................... 16,400  166,460
    German American Bancorp, Inc...............................  2,806   47,057
   *Gleacher & Co., Inc........................................    481      823
   *Global Indemnity P.L.C.....................................  1,977   41,181
    Great Southern Bancorp, Inc................................  2,101   38,364
   *Greene Bancshares, Inc.....................................  3,936   10,155
   *Greenlight Capital Re, Ltd.................................  3,046   75,419
   *Guaranty Bancorp........................................... 13,156   18,287
   *Guaranty Federal Bancshares, Inc...........................    100      508
   *Hallmark Financial Services, Inc...........................  4,863   32,777
    Hampden Bancorp, Inc.......................................  1,000   13,260
    Hancock Holding Co.........................................  7,617  250,980

                                     1206

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Financials -- (Continued)
   *Hanmi Financial Corp.......................................  8,000 $  8,480
    Hanover Insurance Group, Inc...............................  3,500  126,735
    Harleysville Group, Inc....................................  5,690  171,952
   *Harris & Harris Group, Inc.................................  5,082   25,918
    HCC Insurance Holdings, Inc................................  7,140  215,128
    Heartland Financial USA, Inc...............................  1,113   17,864
  #*Heritage Commerce Corp.....................................  4,200   20,958
    Heritage Financial Corp....................................    136    1,772
    HF Financial Corp..........................................    363    3,735
   *Hilltop Holdings, Inc......................................  3,406   29,802
   *HMN Financial, Inc.........................................    750    1,804
   *Home Bancorp, Inc..........................................    724   10,556
    Home Federal Bancorp, Inc..................................  4,293   45,892
    HopFed Bancorp, Inc........................................    670    5,420
    Horace Mann Educators Corp................................. 10,402  151,453
    Hudson Valley Holding Corp.................................    419    9,000
    IBERIABANK Corp............................................  3,705  188,844
    Independence Holding Co....................................  5,557   49,902
    Independent Bank Corp. (453836108).........................  2,014   53,472
   *Independent Bank Corp. (453838609).........................    540    1,177
    Infinity Property & Casualty Corp..........................  4,833  244,888
    International Bancshares Corp..............................  6,000  100,920
   *Intervest Bancshares Corp..................................  1,700    5,814
  #*INTL. FCStone, Inc.........................................    649   14,914
   *Investment Technology Group, Inc...........................  1,100   13,387
    JMP Group, Inc.............................................  1,380   10,129
    Kaiser Federal Financial Group, Inc........................    424    5,414
    Kearny Financial Corp......................................  2,543   23,828
    Lakeland Bancorp, Inc......................................  6,308   62,765
    Lakeland Financial Corp....................................  1,257   28,345
    Legg Mason, Inc............................................  2,300   67,666
    LNB Bancorp, Inc...........................................  2,597   13,323
   *Louisiana Bancorp, Inc.....................................    696   11,174
  #*Macatawa Bank Corp.........................................  3,000    8,940
    Maiden Holdings, Ltd.......................................    753    6,980
    MainSource Financial Group, Inc............................  4,541   41,959
   *Markel Corp................................................    340  136,143
   *Marlin Business Services Corp..............................  3,200   39,936
    MB Financial, Inc.......................................... 10,800  218,052
  #*MBIA, Inc.................................................. 27,507  253,064
  #*MBT Financial Corp.........................................  3,300    4,488
    MCG Capital Corp........................................... 13,889   77,362
    Meadowbrook Insurance Group, Inc........................... 14,752  138,669
    Medallion Financial Corp...................................  4,619   42,864
  #*Mercantile Bank Corp.......................................  1,115   10,983
    Mercury General Corp.......................................    300   11,142
   *Meridian Interstate Bancorp, Inc...........................  1,033   13,822
   *Metro Bancorp, Inc.........................................  2,783   31,921
   *MF Global Holdings, Ltd.................................... 17,400  128,238
   *MGIC Investment Corp.......................................  7,300   29,054
    MicroFinancial, Inc........................................  2,400   14,328
    MidSouth Bancorp, Inc......................................  2,318   31,363
    Montpelier Re Holdings, Ltd................................  7,199  124,255
  #*Nara Bancorp, Inc..........................................  3,439   27,615
   *NASDAQ OMX Group, Inc. (The)............................... 14,202  341,842
   *National Financial Partners Corp...........................    400    4,532
    National Interstate Corp...................................    347    7,776
    National Penn Bancshares, Inc.............................. 18,842  151,490
   *Navigators Group, Inc. (The)...............................  3,901  183,893
   #NBT Bancorp, Inc...........................................  3,500   77,140
    Nelnet, Inc. Class A.......................................  4,590   92,534

                                     1207

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Financials -- (Continued)
    New Hampshire Thrift Bancshares, Inc.......................    200 $  2,624
    New Westfield Financial, Inc...............................  6,049   48,997
   *NewBridge Bancorp..........................................  2,100   10,101
   *NewStar Financial, Inc.....................................  4,876   51,881
   *North Valley Bancorp.......................................     40      429
    Northeast Community Bancorp, Inc...........................  4,700   31,302
   #Northfield Bancorp, Inc....................................  3,336   45,703
    Northrim Bancorp, Inc......................................    223    4,402
    Northwest Bancshares, Inc..................................  5,492   67,497
    OceanFirst Financial Corp..................................  1,501   20,188
   *Ocwen Financial Corp....................................... 12,589  162,272
    Old Republic International Corp............................ 34,542  360,618
  #*Old Second Bancorp, Inc....................................    300      381
    OneBeacon Insurance Group, Ltd.............................  4,000   50,960
    Oppenheimer Holdings, Inc. Class A.........................  1,595   41,279
    Oriental Financial Group, Inc..............................  7,000   86,940
    Oritani Financial Corp.....................................    900   11,646
  #*Pacific Capital Bancorp....................................  1,196   35,856
    Pacific Continental Corp...................................    965    9,496
  #*Pacific Mercantile Bancorp.................................  2,964   13,486
   *Pacific Premier Bancorp, Inc...............................    800    5,280
    PacWest Bancorp............................................  1,700   33,745
    Park National Corp.........................................  1,470   90,611
    Parkvale Financial Corp....................................    100    2,124
  #*Patriot National Bancorp...................................    600    1,290
  #*Penson Worldwide, Inc......................................  2,190    6,701
    Peoples Bancorp, Inc.......................................  3,289   39,238
    People's United Financial, Inc............................. 13,388  169,760
   *PHH Corp................................................... 13,600  255,136
   *Phoenix Cos., Inc. (The)................................... 26,216   62,918
   *PICO Holdings, Inc.........................................  3,761  102,713
  #*Pinnacle Financial Partners, Inc...........................  8,361  127,505
   *Piper Jaffray Cos., Inc....................................  3,300   97,284
    Platinum Underwriters Holdings, Ltd........................  3,340  114,729
  #*PMI Group, Inc. (The)...................................... 16,805   16,805
   *Popular, Inc............................................... 83,000  199,200
   *Preferred Bank.............................................    162    1,481
    Presidential Life Corp.....................................  7,200   81,792
   *Primus Guaranty, Ltd.......................................  1,687   10,645
    PrivateBancorp, Inc........................................  5,637   66,460
   *ProAssurance Corp..........................................  4,219  293,853
    Prosperity Bancshares, Inc.................................  6,411  266,249
    Protective Life Corp.......................................  6,300  133,938
    Provident Financial Holdings, Inc..........................  2,100   17,829
    Provident Financial Services, Inc.......................... 14,080  195,149
    Provident New York Bancorp................................. 12,535   94,514
   #Pulaski Financial Corp.....................................    668    4,783
    QC Holdings, Inc...........................................    800    3,656
    QCR Holdings, Inc..........................................    225    2,198
    Radian Group, Inc..........................................  1,200    3,804
    Reinsurance Group of America, Inc.......................... 10,860  632,161
    RenaissanceRe Holdings, Ltd................................  4,000  278,360
    Renasant Corp..............................................  5,526   84,548
    Republic Bancorp, Inc. Class A.............................  1,400   25,354
   *Republic First Bancorp, Inc................................    425      901
    Resource America, Inc......................................  6,277   36,846
   *Riverview Bancorp, Inc.....................................  4,200   12,726
   #RLI Corp...................................................  2,129  134,446
    Rockville Financial, Inc...................................     17      173
    Roma Financial Corp........................................  1,800   17,586
    S&T Bancorp, Inc...........................................  5,814  110,582

                                     1208

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Financials -- (Continued)
   *Safeguard Scientifics, Inc.................................    377 $  6,865
    Safety Insurance Group, Inc................................  3,455  140,273
    Sandy Spring Bancorp, Inc..................................  4,334   77,449
    SCBT Financial Corp........................................  1,586   46,438
    SeaBright Holdings, Inc....................................  5,700   51,813
   *Seacoast Banking Corp. of Florida..........................  7,023   11,096
    Selective Insurance Group, Inc............................. 13,400  219,626
    Shore Bancshares, Inc......................................    479    2,951
    SI Financial Group, Inc....................................  1,191   12,089
    Sierra Bancorp.............................................    879   10,126
    Simmons First National Corp................................  1,631   39,405
   *Southern Community Financial Corp..........................  6,200    9,300
   *Southern Connecticut Bancorp, Inc..........................    100      290
   *Southern First Bancshares, Inc.............................    220    2,156
    Southside Bancshares, Inc..................................  1,122   22,249
  #*Southwest Bancorp, Inc.....................................  5,301   32,866
    StanCorp Financial Group, Inc..............................  5,300  176,278
    State Auto Financial Corp.................................. 11,850  196,473
    State Bancorp, Inc.........................................  1,554   20,202
    StellarOne Corp............................................  4,810   59,836
    Sterling Bancorp...........................................  1,935   18,286
   #Stewart Information Services Corp..........................  4,429   46,947
   *Stratus Properties, Inc....................................    650    9,217
   *Sun Bancorp, Inc...........................................  8,064   25,160
   *Superior Bancorp...........................................  1,724       11
    Susquehanna Bancshares, Inc................................ 25,197  189,733
    SWS Group, Inc.............................................  2,700   14,715
    Symetra Financial Corp.....................................  2,137   26,841
    Synovus Financial Corp..................................... 57,979  106,102
   *Taylor Capital Group, Inc..................................  3,500   27,790
    Territorial Bancorp, Inc...................................    408    8,519
   *Texas Capital Bancshares, Inc..............................  2,000   54,660
   *Thomas Properties Group, Inc...............................  5,996   19,487
   *TIB Financial Corp.........................................    206    2,678
   *Tidelands Bancshares, Inc..................................    200       41
   *TierOne Corp...............................................  5,100       20
   *Timberland Bancorp, Inc....................................    400    2,236
    Tower Bancorp, Inc.........................................    300    7,947
   #Tower Group, Inc...........................................  4,307   98,458
   #TowneBank..................................................  2,109   27,544
    Transatlantic Holdings, Inc................................  4,570  234,030
   *Tree.com, Inc..............................................    400    2,228
   *Trenwick Group, Ltd........................................  1,225        5
   #TriCo Bancshares...........................................    837   12,404
    Trustco Bank Corp..........................................  1,367    6,316
    Trustmark Corp.............................................  9,100  198,289
    UMB Financial Corp.........................................  4,100  170,150
    Umpqua Holdings Corp....................................... 18,900  214,704
    Unico American Corp........................................  1,400   14,826
    Union First Market Bankshares Corp.........................  4,987   62,088
   #United Bankshares, Inc.....................................  2,058   49,104
   *United Community Banks, Inc................................  3,064   33,490
    United Financial Bancorp, Inc..............................  3,624   56,498
    United Fire & Casualty Co..................................  8,162  139,978
    Unitrin, Inc...............................................  6,799  191,528
    Universal Insurance Holdings, Inc..........................  1,900    8,113
    Univest Corp. of Pennsylvania..............................    966   14,364
    Validus Holdings, Ltd......................................  6,995  185,997
    ViewPoint Financial Group..................................    686    8,932
   *Virginia Commerce Bancorp, Inc.............................  3,185   20,288
    Washington Banking Co......................................  1,500   19,455

                                     1209

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ -----------
Financials -- (Continued)
    Washington Federal, Inc................................. 13,001 $   219,847
    Washington Trust Bancorp, Inc...........................  1,268      28,885
   *Waterstone Financial, Inc...............................  1,793       4,518
    Webster Financial Corp.................................. 11,588     236,627
    WesBanco, Inc...........................................  7,482     153,755
    West Bancorporation, Inc................................  5,550      55,334
   *West Coast Bancorp......................................     45         733
  #*Western Alliance Bancorp................................  4,827      33,934
    White Mountains Insurance Group, Ltd....................  1,200     505,668
   *Wilshire Bancorp, Inc...................................    500       1,650
   #Wintrust Financial Corp.................................  7,596     259,631
   #WR Berkley Corp......................................... 12,200     375,638
   *Yadkin Valley Financial Corp............................  3,382       6,291
    Zions Bancorporation.................................... 17,468     382,549
   *ZipRealty, Inc..........................................  2,328       6,309
                                                                    -----------
Total Financials............................................         26,028,912
                                                                    -----------
Health Care -- (6.3%)
   *Accuray, Inc............................................    929       6,410
   *Affymetrix, Inc.........................................  2,510      14,181
   *Air Methods Corp........................................     90       6,309
   *Albany Molecular Research, Inc..........................  7,739      36,992
  #*Alere, Inc.............................................. 11,601     342,113
   *Alliance HealthCare Services, Inc.......................    386       1,393
   *Allied Healthcare International, Inc.................... 12,048      46,023
   *Allied Healthcare Products, Inc.........................  1,700       6,443
   *Almost Family, Inc......................................  1,800      45,486
   *Alphatec Holdings, Inc..................................    111         324
  #*Amedisys, Inc...........................................    900      23,274
   *American Dental Partners, Inc...........................  4,201      48,816
   *American Shared Hospital Services.......................    400       1,260
   *AMN Healthcare Services, Inc............................  1,895      15,274
   *Amsurg Corp.............................................  3,971     100,983
    Analogic Corp...........................................  1,500      80,685
   *AngioDynamics, Inc......................................  6,993      96,713
   *Anika Therapeutics, Inc.................................  1,714      11,021
    Arrhythmia Research Technology, Inc.....................    291       1,248
   #Assisted Living Concepts, Inc...........................  5,120      80,230
   *Cambrex Corp............................................  2,410      10,628
    Cantel Medical Corp.....................................  4,249     105,928
   *Capital Senior Living Corp..............................  7,300      64,167
   *CardioNet, Inc..........................................  4,238      21,360
   *Centene Corp............................................  1,300      42,653
   *Codexis, Inc............................................    714       6,426
   *Community Health Systems, Inc...........................  3,500      90,440
   *CONMED Corp.............................................  6,400     166,400
   *Continucare Corp........................................  4,300      27,176
    Cooper Cos., Inc........................................ 10,700     818,443
   *Coventry Health Care, Inc............................... 22,200     710,400
   *Cross Country Healthcare, Inc...........................  7,928      54,782
   *CryoLife, Inc...........................................  1,252       7,224
   *Cutera, Inc.............................................  2,803      22,732
   *Cynosure, Inc. Class A..................................  2,510      32,655
   *Cytokinetics, Inc.......................................    906       1,142
   *Digirad Corp............................................  3,300       9,339
   *Emdeon, Inc. Class A....................................     13         202
   *Enzo Biochem, Inc.......................................  3,372      12,948
   *Enzon Pharmaceuticals, Inc..............................  3,714      36,100
   *eResearch Technology, Inc...............................    165       1,051
   *Exactech, Inc...........................................    557       9,519
   *Five Star Quality Care, Inc.............................  8,186      40,521

                                     1210

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Health Care -- (Continued)
  .*Fresenius Kabi Pharmaceuticals Holding, Inc..............  2,818 $       --
   *Gentiva Health Services, Inc.............................  6,900    124,131
   *Greatbatch, Inc..........................................  5,000    124,600
   *Hanger Orthopedic Group, Inc.............................  2,204     46,306
   *Harvard Bioscience, Inc..................................  5,965     30,183
   *Health Net, Inc..........................................  2,826     79,467
   *Healthspring, Inc........................................  7,600    311,904
   *Healthways, Inc..........................................  2,009     29,994
   *ICU Medical, Inc.........................................    261     11,087
   *Idera Pharmaceuticals, Inc...............................  5,524     10,827
   *Infinity Pharmaceuticals, Inc............................    412      3,708
   *IntegraMed America, Inc..................................    123      1,125
    Invacare Corp............................................  4,471    134,041
   *Kindred Healthcare, Inc..................................  9,970    187,835
  #*K-V Pharmaceutical Co....................................  3,917      7,795
   *Lannet Co., Inc..........................................  3,895     18,501
    LeMaitre Vascular, Inc...................................  2,600     17,212
   *LHC Group, Inc...........................................  1,800     41,004
   *LifePoint Hospitals, Inc................................. 10,900    404,390
   *Magellan Health Services, Inc............................  1,081     56,320
   *Maxygen, Inc.............................................  6,309     34,258
   *MedCath Corp.............................................  6,112     80,189
   *Medical Action Industries, Inc...........................  3,200     24,384
    MEDTOX Scientific, Inc...................................  1,247     19,466
   *Misonix, Inc.............................................  2,000      4,780
   *Molina Healthcare, Inc...................................  4,800    108,720
    National Healthcare Corp.................................  1,236     58,797
   *Natus Medical, Inc.......................................  5,859     67,554
    Omnicare, Inc............................................  8,764    267,302
   *Omnicell, Inc............................................  2,400     41,064
   *Palomar Medical Technologies, Inc........................  2,700     26,784
   *Par Pharmaceutical Cos., Inc.............................  2,500     80,975
   *PDI, Inc.................................................  3,900     29,133
   *PharMerica Corp..........................................  3,579     45,704
   *Regeneration Technologies, Inc...........................  4,666     15,351
   *Repligen Corp............................................  4,524     15,970
   *Rochester Medical Corp...................................    800      7,168
   *Select Medical Holdings Corp.............................    115        903
   *Skilled Healthcare Group, Inc............................  3,183     28,010
   *Solta Medical, Inc.......................................    100        244
   *SRI/Surgical Express, Inc................................    900      3,843
   *Sucampo Pharmaceuticals, Inc.............................  1,533      6,163
   *Sun Healthcare Group, Inc................................  3,051     21,357
   *SunLink Health Systems, Inc..............................    887      1,863
   *SuperGen, Inc............................................  3,900     11,934
   *SurModics, Inc...........................................  1,600     17,600
   *Symmetry Medical, Inc....................................  5,485     52,821
   *Synovis Life Technologies, Inc...........................    453      7,552
    Teleflex, Inc............................................  3,476    209,359
   *Theragenics Corp.........................................  6,234     10,660
   *Transcept Pharmaceuticals, Inc...........................  2,359      9,578
   *Triple-S Management Corp.................................  3,197     68,959
   *Universal American Corp.................................. 11,393    108,347
   *Viropharma, Inc.......................................... 11,609    209,891
   *WellCare Health Plans, Inc...............................  3,000    131,550
    West Pharmaceutical Services, Inc........................    485     21,277
   *Wright Medical Group, Inc................................    535      8,367
    Young Innovations, Inc...................................    900     26,082
                                                                     ----------
Total Health Care............................................         6,781,803
                                                                     ----------

                                     1211

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (14.7%)
   #A.O. Smith Corp............................................    535 $ 22,186
   *A.T. Cross Co..............................................  1,675   24,740
    AAR Corp...................................................  4,300  126,162
    ABM Industries, Inc........................................  2,200   49,500
   *ACCO Brands Corp...........................................    182    1,560
   #Aceto Corp.................................................  6,411   39,107
    Actuant Corp. Class A......................................  1,016   25,105
   *Aecom Technology Corp......................................    214    5,294
   *AGCO Corp..................................................  9,534  452,102
   *Air Transport Services Group, Inc..........................  9,954   49,571
    Aircastle, Ltd.............................................  8,402   96,203
    Alamo Group, Inc...........................................  3,063   73,236
  #*Alaska Air Group, Inc......................................  3,600  220,032
    Albany International Corp..................................  1,541   40,944
    Alexander & Baldwin, Inc...................................  5,682  273,929
   *Allied Defense Group, Inc..................................  2,400    8,040
   *Allied Motion Technologies, Inc............................    400    2,100
   *Amerco, Inc................................................  5,363  483,421
   *American Railcar Industries, Inc...........................  3,762   87,993
   *American Reprographics Co..................................  6,626   45,256
   #American Woodmark Corp.....................................    500    8,310
    Ameron International Corp..................................  1,900  161,671
    Ampco-Pittsburgh Corp......................................    540   14,067
   *AMREP Corp.................................................    500    4,410
    Apogee Enterprises, Inc....................................  1,700   19,465
    Applied Industrial Technologies, Inc....................... 10,873  347,066
   #Arkansas Best Corp.........................................  6,300  151,578
   *Armstrong World Industries, Inc............................  3,679  145,320
   *Arotech Corp...............................................  3,700    6,808
  #*Ascent Solar Technologies, Inc.............................  3,620    3,294
   *Astec Industries, Inc......................................  2,300   86,296
   *Atlas Air Worldwide Holdings, Inc..........................  2,700  141,453
   *Avalon Holding Corp. Class A...............................    262      694
  #*Avis Budget Group, Inc..................................... 10,817  163,445
   *Baldwin Technology Co. Class A.............................  3,076    3,384
   #Barnes Group, Inc..........................................  3,600   87,660
    Barrett Business Services, Inc.............................  2,300   34,316
   *BNS Holding, Inc...........................................     12    3,000
    Brady Co. Class A..........................................    313    9,265
    Briggs & Stratton Corp.....................................  7,608  130,401
   *Builders FirstSource, Inc..................................  1,282    2,949
   *CAI International, Inc.....................................    170    2,983
    Cascade Corp...............................................  1,200   59,988
    CDI Corp...................................................  4,640   60,134
   *Celadon Group, Inc.........................................  2,130   29,138
   *Ceradyne, Inc..............................................  2,983   96,679
   *Champion Industries, Inc...................................  1,800    2,322
    Chase Corp.................................................    182    2,552
    CIRCOR International, Inc..................................  1,000   43,250
   *Columbus McKinnon Corp.....................................  2,500   41,125
    CompX International, Inc...................................    200    2,720
   *Consolidated Graphics, Inc.................................  1,500   77,385
    Courier Corp...............................................    615    5,910
    Covanta Holding Corp.......................................    807   13,945
   *Covenant Transportation Group, Inc.........................  3,300   19,371
   *CPI Aerostructures, Inc....................................  1,400   19,754
   *CRA International, Inc.....................................  1,169   31,423
    Curtiss-Wright Corp........................................  2,528   80,795
   *Dollar Thrifty Automotive Group, Inc.......................  3,588  258,480
    Ducommun, Inc..............................................  2,731   60,082
   *Dycom Industries, Inc......................................  4,586   78,145

                                     1212

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
  #*Eagle Bulk Shipping, Inc................................... 16,759 $ 39,551
    Eastern Co.................................................    150    2,691
    Ecology & Environment, Inc. Class A........................    210    3,593
   *EMCOR Group, Inc...........................................    200    5,584
   #Encore Wire Corp...........................................  4,020   88,480
  #*Energy Conversion Devices, Inc.............................  3,600    3,780
    EnergySolutions, Inc.......................................    600    3,036
   *EnerSys....................................................  9,960  318,521
    Ennis, Inc.................................................  6,193  108,625
   *EnPro Industries, Inc......................................  3,739  172,891
   *Esterline Technologies Corp................................  6,359  485,637
  #*Excel Maritime Carriers, Ltd............................... 11,705   30,199
    Federal Signal Corp........................................ 14,257   82,405
   *Flanders Corp..............................................  3,367   11,111
   *Flow International Corp....................................  3,431   11,700
   *Franklin Covey Co..........................................  4,000   44,800
    Franklin Electric Co., Inc.................................  2,278   99,435
   *Freightcar America, Inc....................................  1,600   39,488
   *Frozen Food Express Industries.............................  5,000   18,500
   *FTI Consulting, Inc........................................  1,523   55,270
    G & K Services, Inc. Class A...............................  5,010  170,691
   #GATX Corp..................................................  9,561  376,990
  #*Genco Shipping & Trading, Ltd..............................  1,700   10,642
   *Gencor Industries, Inc.....................................    600    4,644
   *General Cable Corp.........................................  4,400  174,988
  #*Gibraltar Industries, Inc..................................  7,400   76,072
   *GP Strategies Corp.........................................  4,100   53,095
    Granite Construction, Inc..................................  1,278   29,880
    Great Lakes Dredge & Dock Corp.............................  8,121   48,320
   *Greenbrier Cos., Inc.......................................  5,736  115,408
   *Griffon Corp............................................... 14,955  141,325
   *H&E Equipment Services, Inc................................  7,100   85,200
    Hardinge, Inc..............................................  2,569   28,131
    Heidrick & Struggles International, Inc....................  2,200   58,520
   *Hill International, Inc....................................  2,817   15,127
  #*Hoku Corp..................................................  5,021    7,431
   #Horizon Lines, Inc.........................................  7,200    7,560
   *Hudson Highland Group, Inc.................................  4,187   25,080
   *Hurco Cos., Inc............................................  1,730   50,897
   *Huron Consulting Group, Inc................................    801   25,928
   *ICF International, Inc.....................................  2,057   48,052
  #*InnerWorkings, Inc.........................................  4,900   35,917
   *Innotrac Corp..............................................    900    1,242
   *Innovative Solutions & Support, Inc........................    273    1,461
   *Insituform Technologies, Inc...............................  2,000   40,100
    Insteel Industries, Inc....................................  1,756   20,124
   *Interline Brands, Inc......................................  4,056   67,857
    International Shipholding Corp.............................  1,600   32,944
    Intersections, Inc.........................................  3,645   70,786
  #*JetBlue Airways Corp....................................... 32,470  155,531
   *JPS Industries, Inc........................................  1,000    4,000
   *Kadant, Inc................................................  3,942  103,714
    Kaman Corp. Class A........................................  2,700   96,174
   *KAR Auction Services, Inc..................................  1,290   22,936
   *Kelly Services, Inc. Class A...............................  7,700  120,505
   *Key Technology, Inc........................................    987   16,029
    Kimball International, Inc. Class B........................  6,171   37,026
   *Korn/Ferry International...................................  2,407   51,847
  #*Kratos Defense & Security Solutions, Inc...................  1,926   20,936
    L.S. Starrett Co. Class A..................................    200    2,538
    Lawson Products, Inc.......................................  2,075   38,740

                                     1213

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
   *Layne Christensen Co.......................................  1,942 $ 56,920
    LB Foster Co. Class A......................................    491   17,062
   *LECG Corp..................................................  3,800      129
   *LMI Aerospace, Inc.........................................  2,100   48,279
    LSI Industries, Inc........................................  1,600   13,312
   *Lydall, Inc................................................  3,900   47,112
   *M&F Worldwide Corp.........................................  5,257  131,740
    Marten Transport, Ltd......................................  5,873  120,808
   *MasTec, Inc................................................  1,000   20,880
    McGrath Rentcorp...........................................  2,123   55,262
   *Meritor, Inc............................................... 10,603  143,140
   *Metalico, Inc..............................................  6,688   36,650
    Met-Pro Corp...............................................  2,326   24,516
   *MFRI, Inc..................................................  1,500   13,920
   *Michael Baker Corp.........................................  1,000   20,860
    Miller Industries, Inc.....................................  3,067   50,237
  #*Mobile Mini, Inc...........................................  9,000  189,990
   *Moog, Inc..................................................  1,520   62,244
    Mueller Industries, Inc....................................  1,343   50,403
    Mueller Water Products, Inc................................ 33,461  109,417
    Multi-Color Corp...........................................    813   21,894
   *MYR Group, Inc.............................................  2,423   58,855
    NACCO Industries, Inc. Class A.............................  1,477  134,230
   *National Patent Development Corp...........................  1,000    1,650
    National Technical Systems, Inc............................  3,198   19,284
   *Navigant Consulting, Inc...................................    201    2,366
  #*NIVS IntelliMedia Technology Group, Inc....................  4,441    1,421
   *Northwest Pipe Co..........................................  2,213   66,501
   *Ocean Power Technologies, Inc..............................    100      329
   *On Assignment, Inc.........................................  6,141   62,638
   *Orion Energy Systems, Inc..................................  1,791    6,573
   *Owens Corning, Inc......................................... 10,700  380,706
   *P.A.M. Transportation Services, Inc........................  3,545   34,386
   *Patrick Industries, Inc....................................  1,000    2,010
   *PGT, Inc...................................................    375      698
   *Pike Electric Corp.........................................  3,981   34,993
   *Pinnacle Airlines Corp.....................................  4,114   16,415
   *Powell Industries, Inc.....................................  1,639   63,167
    Preformed Line Products Co.................................    600   37,416
    Providence & Worcester Railroad Co.........................    200    2,790
    Quanex Building Products Corp..............................    433    6,785
   *Quanta Services, Inc.......................................  1,759   32,577
   *RailAmerica, Inc...........................................  2,316   34,462
   *RCM Technologies, Inc......................................  4,179   23,110
    Regal-Beloit Corp..........................................  3,106  188,317
   *Republic Airways Holdings, Inc............................. 11,000   47,630
    Robbins & Myers, Inc.......................................     66    3,184
   *Rush Enterprises, Inc. Class A.............................  7,100  141,929
   *Rush Enterprises, Inc. Class B.............................  1,650   27,638
    Ryder System, Inc..........................................  9,234  520,059
   *Saia, Inc..................................................  3,508   52,866
    Schawk, Inc................................................  3,203   50,575
  #*School Specialty, Inc......................................  4,794   57,624
    Seaboard Corp..............................................    200  523,000
    Servidyne, Inc.............................................  1,260    4,347
   *SFN Group, Inc............................................. 14,700  204,624
    SIFCO Industries, Inc......................................    161    2,938
    SkyWest, Inc............................................... 13,416  172,530
   *Sparton Corp...............................................  2,441   22,530
    Standex International Corp.................................  3,409  109,736
   #Steelcase, Inc. Class A....................................  6,000   59,580

                                     1214

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ -----------
Industrials -- (Continued)
   *Sterling Construction Co., Inc..........................    336 $     4,301
   *SunPower Corp. Class B..................................    783      11,870
    Superior Uniform Group, Inc.............................  2,295      26,829
   *Supreme Industries, Inc.................................  1,318       4,165
   *SYKES Enterprises, Inc..................................  1,777      34,296
   *Sypris Solutions, Inc...................................  6,800      24,752
    TAL International Group, Inc............................  1,200      37,128
   *Tecumseh Products Co. Class A...........................  3,200      32,704
   *Tecumseh Products Co. Class B...........................    100       1,003
   *Teledyne Technologies, Inc..............................     91       4,935
   *Terex Corp..............................................  3,400      75,514
   *Tetra Tech, Inc.........................................    101       2,222
   *Titan Machinery, Inc....................................  1,866      49,281
   *Track Data Corp.........................................     23       2,139
   *TRC Cos., Inc...........................................  1,113       6,211
    Tredegar Industries, Inc................................  7,992     152,328
   #Trinity Industries, Inc.................................  7,419     221,012
    Triumph Group, Inc......................................  5,678     305,704
    Tutor Perini Corp.......................................  3,200      50,496
   *Ultralife Corp..........................................    769       3,614
    UniFirst Corp...........................................  3,100     170,035
  .*United Capital Corp.....................................    700      21,000
    United Stationers, Inc..................................    962      30,871
    Universal Forest Products, Inc..........................  4,708     138,745
   *Universal Truckload Services, Inc.......................    300       4,770
   *URS Corp................................................  8,600     351,138
   *USA Truck, Inc..........................................  3,004      34,005
  #*USG Corp................................................  1,999      22,749
    UTi Worldwide, Inc......................................  2,500      40,425
    Viad Corp...............................................  4,327      89,699
    Virco Manufacturing Corp................................  4,400      11,176
   *Volt Information Sciences, Inc..........................  5,881      53,517
    VSE Corp................................................    400       8,420
    Watts Water Technologies, Inc...........................  6,750     226,328
   *WCA Waste Corp..........................................  3,198      18,197
   #Werner Enterprises, Inc................................. 11,311     266,374
   *Willis Lease Finance Corp...............................  3,068      40,804
                                                                    -----------
Total Industrials...........................................         15,783,200
                                                                    -----------
Information Technology -- (11.3%)
   *Accelrys, Inc...........................................    902       6,558
   *Acxiom Corp.............................................  1,408      19,346
   *ADDvantage Technologies Group, Inc......................  1,399       3,665
   *ADPT Corp............................................... 35,946     106,760
   *Advanced Analogic Technologies, Inc.....................  4,605      27,860
   *Advanced Energy Industries, Inc.........................  2,382      25,273
   *Aetrium, Inc............................................  1,800       2,952
   *Agilysys, Inc...........................................  6,576      62,932
    American Software, Inc. Class A.........................  1,301      11,137
  #*Amtech Systems, Inc.....................................  2,300      41,285
   *Anadigics, Inc..........................................  4,700      14,758
   *Anaren, Inc.............................................  4,100      82,041
  #*AOL, Inc................................................  5,900     101,362
   *Arris Group, Inc........................................ 18,400     220,800
   *Arrow Electronics, Inc.................................. 16,259     565,000
    Astro-Med, Inc..........................................  1,475      11,652
   *ATMI, Inc...............................................  2,012      37,524
   *AuthenTec, Inc..........................................  2,524       6,562
   *Aviat Networks, Inc.....................................  8,260      31,966
   *Avid Technology, Inc....................................  8,300     108,647
    AVX Corp................................................  9,984     138,977

                                     1215

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (Continued)
   *Aware, Inc.................................................  1,426 $  5,062
   *Axcelis Technologies, Inc..................................  4,561    7,571
    Bel Fuse, Inc. Class B.....................................  2,247   42,738
   *Benchmark Electronics, Inc................................. 16,450  240,992
    Black Box Corp.............................................  4,274  121,766
    Bogen Communications International, Inc....................  1,000    3,875
   *Brocade Communications Systems, Inc........................ 24,800  135,904
   *Brooks Automation, Inc..................................... 15,613  148,480
   *Cabot Microelectronics Corp................................  1,745   67,514
   *CACI International, Inc....................................  3,564  210,561
   *Cascade Microtech, Inc.....................................  3,735   20,020
   *Checkpoint Systems, Inc....................................  3,200   50,240
   *Ciber, Inc................................................. 17,878   89,748
   *Cogo Group, Inc............................................  1,222    5,756
   *Coherent, Inc..............................................  7,197  345,672
    Cohu, Inc..................................................  6,597   82,594
   *Comarco, Inc...............................................    568      190
 .#*Commerce One LLC...........................................  4,310       --
    Communications Systems, Inc................................  1,500   26,820
   *Computer Task Group, Inc...................................  2,598   33,488
    Comtech Telecommunications Corp............................  1,546   41,665
   *Concurrent Computer Corp...................................    300    1,932
   *Convergys Corp............................................. 14,165  176,213
   *CoreLogic, Inc.............................................  8,628  136,150
   *CSG Systems International, Inc.............................    355    6,305
   *CSP, Inc...................................................     66      278
    CTS Corp...................................................  8,500   83,555
   *CyberOptics Corp...........................................  2,700   25,461
   *Cymer, Inc.................................................    600   26,418
   *Data I/O Corp..............................................  1,500    8,985
   *Datalink Corp..............................................  1,200   12,408
   *Dataram Corp...............................................  2,324    3,509
   *DealerTrack Holdings, Inc..................................    747   17,323
  #*DG FastChannel, Inc........................................    400   11,304
   *Digi International, Inc....................................  7,082  101,202
   *Ditech Networks, Inc.......................................  8,128    8,941
   *DSP Group, Inc.............................................  5,996   45,510
   *Dynamics Research Corp.....................................  2,110   25,510
    Earthlink, Inc............................................. 11,938   95,982
   *Easylink Services International Corp.......................    400    2,120
   *EchoStar Corp..............................................  5,100  170,646
   *Edgewater Technology, Inc..................................  3,967   10,870
    Electro Rent Corp..........................................  6,410  103,586
  #*Electro Scientific Industries, Inc.........................  5,398  103,696
   *Electronics for Imaging, Inc...............................  6,100  104,981
   *EMS Technologies, Inc......................................  3,900  128,232
   *Emulex Corp................................................    414    3,498
    EPIQ Systems, Inc..........................................  2,380   30,750
   *ePlus, Inc.................................................  2,000   53,060
   *Euronet Worldwide, Inc.....................................     28      480
   *Exar Corp.................................................. 11,146   73,675
   *Extreme Networks...........................................  5,600   18,984
    Fair Isaac Corp............................................     35    1,041
   *Fairchild Semiconductor International, Inc................. 15,457  232,010
   *FEI Co.....................................................    500   16,520
   *FormFactor, Inc............................................  4,992   45,876
   *Frequency Electronics, Inc.................................  3,304   34,593
   *FSI International, Inc.....................................  1,800    5,094
   *Gerber Scientific, Inc.....................................  6,375   70,252
   *GigOptix, Inc..............................................  3,361    7,226
   *Globecomm Systems, Inc.....................................  5,373   75,007

                                     1216

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (Continued)
   *GSI Technology, Inc........................................  4,398 $ 28,235
   *GTSI Corp..................................................  3,196   16,491
   *Hackett Group, Inc.........................................  2,936   12,830
   *Harmonic, Inc.............................................. 22,100  120,003
  .*Here Media, Inc............................................    340       --
  .*Here Media, Inc. Special Shares............................    340       --
   *Hutchinson Technology, Inc.................................  5,700   17,841
   *Hypercom Corp..............................................  4,470   36,252
   *I.D. Systems, Inc..........................................  1,925    9,510
   *IAC/InterActiveCorp........................................ 13,000  538,070
  #*Identive Group, Inc........................................  5,300   11,236
   *Ikanos Communications, Inc.................................  9,896   12,469
   *Imation Corp...............................................  9,678   80,521
   *InfoSpace, Inc.............................................  9,100   86,723
   *Ingram Micro, Inc. Class A................................. 24,100  447,055
   *Innodata Isogen, Inc.......................................    290      896
   *Insight Enterprises, Inc................................... 10,115  170,235
   *Integrated Device Technology, Inc.......................... 30,500  208,620
   *Integrated Silicon Solution, Inc...........................  6,460   57,429
   *International Rectifier Corp...............................  6,800  174,692
   *Intevac, Inc...............................................  1,750   15,925
   *IntriCon Corp..............................................    700    2,765
   *iPass, Inc.................................................  8,800   14,960
   *IXYS Corp..................................................  7,733  105,478
   *JDA Software Group, Inc....................................    600   16,776
   *Key Tronic Corp............................................  2,718   12,095
    Keynote Systems, Inc.......................................  3,827   91,657
  #*Kopin Corp.................................................  6,760   29,068
   *Lattice Semiconductor Corp.................................  3,273   20,293
   *LookSmart, Ltd.............................................  3,384    4,941
   *LTX-Credence Corp..........................................    388    2,790
    Marchex, Inc...............................................  2,907   25,204
   *Market Leader, Inc.........................................  2,300    5,152
   *Measurement Specialties, Inc...............................  1,601   52,289
  #*MEMC Electronic Materials, Inc............................. 12,458   92,438
   *Mentor Graphics Corp....................................... 16,100  184,023
    Methode Electronics, Inc...................................  7,900   83,582
    MKS Instruments, Inc....................................... 10,424  260,079
    ModusLink Global Solutions, Inc............................ 11,199   46,924
   *Monolithic Power Systems, Inc..............................  1,062   14,326
   *Multi-Fineline Electronix, Inc.............................  2,467   50,105
   *Newport Corp...............................................  6,400   99,456
   *Oclaro, Inc................................................    760    3,572
   *Online Resources Corp......................................  4,120   14,667
   *Oplink Communications, Inc.................................  4,800   81,024
   *Opnext, Inc................................................  7,463   14,105
    Optical Cable Corp.........................................  1,600    6,304
   *Orbcomm, Inc...............................................  9,700   28,809
   *OSI Systems, Inc...........................................  3,268  134,936
   *PAR Technology Corp........................................  4,662   17,995
    Park Electrochemical Corp..................................  2,000   52,320
   *PC Connection, Inc.........................................  7,579   59,268
   *PC Mall, Inc...............................................  2,162   17,080
   *PC-Tel, Inc................................................  5,307   34,496
   *Perceptron, Inc............................................     73      472
   *Perficient, Inc............................................  2,386   23,884
   *Performance Technologies, Inc..............................  3,750    8,025
   *Pericom Semiconductor Corp.................................  6,875   56,238
   *Pervasive Software, Inc....................................  5,097   37,412
   *Photronics, Inc............................................ 15,019  112,342
   *Planar Systems, Inc........................................  1,420    4,501

                                     1217

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ -----------
Information Technology -- (Continued)
   *Plexus Corp.............................................    400 $    11,804
   *Presstek, Inc...........................................  1,957       3,562
  .*Price Communications Liquidation Trust.................. 16,900          --
   *Qualstar Corp...........................................  4,358       7,888
   *RadiSys Corp............................................  5,200      41,288
   *RealNetworks, Inc....................................... 37,563     126,963
   *Reis, Inc...............................................    442       4,685
    Richardson Electronics, Ltd.............................  3,800      56,354
    Rimage Corp.............................................    846      12,538
   *Rogers Corp.............................................  3,014     146,119
   *Rudolph Technologies, Inc...............................  8,400      72,156
   *S1 Corp.................................................  4,612      43,353
   *ScanSource, Inc.........................................    328      12,120
   *SeaChange International, Inc............................  8,900      85,084
   *Sigma Designs, Inc......................................    888       7,592
   *Smart Modular Technologies (WWH), Inc...................  6,300      56,700
   *SS&C Technologies Holdings, Inc.........................     28         519
   *Standard Microsystems Corp..............................  3,132      74,103
   *StarTek, Inc............................................  5,100      18,360
   *Stream Global Services, Inc.............................    301         981
  #*SunPower Corp. Class A..................................    470       9,226
   *Supertex, Inc...........................................  1,400      27,132
   *Sycamore Networks, Inc..................................  6,322     124,543
   *Symmetricom, Inc........................................ 11,288      64,003
   *SYNNEX Corp.............................................  8,400     237,888
   *Take-Two Interactive Software, Inc......................  1,900      25,631
   *Tech Data Corp.......................................... 10,139     473,187
   *TechTarget, Inc.........................................  3,783      25,081
   *TeleCommunication Systems, Inc..........................  5,603      28,463
    Tellabs, Inc............................................ 19,284      79,836
    Telular Corp............................................  4,000      25,520
    Tessco Technologies, Inc................................  2,100      31,185
    TheStreet, Inc..........................................  6,043      17,162
  #*THQ, Inc................................................  4,900      13,058
   *Tier Technologies, Inc..................................  5,146      25,730
   *TTM Technologies, Inc...................................  1,972      27,312
    United Online, Inc...................................... 18,618     111,149
   *UTStarcom Holdings Corp................................. 32,592      44,651
   *Viasat, Inc.............................................     51       2,291
  #*Viasystems Group, Inc...................................    850      19,074
   *Vicon Industries, Inc...................................  1,400       6,125
   *Virtusa Corp............................................  5,245     103,117
  #*Vishay Intertechnology, Inc............................. 21,233     292,378
  #*Vishay Precision Group, Inc.............................  1,463      24,944
   *Westell Technologies, Inc...............................    470       1,340
   *WPCS International, Inc.................................  1,947       5,822
   *XO Group, Inc...........................................    697       6,517
   *X-Rite, Inc.............................................  5,336      25,933
   *Zoran Corp.............................................. 12,231     101,517
   *Zygo Corp...............................................  1,999      23,988
                                                                    -----------
Total Information Technology................................         12,139,752
                                                                    -----------
Materials -- (6.7%)
    A. Schulman, Inc........................................  6,700     148,405
   *A.M. Castle & Co........................................  2,515      43,660
   *American Pacific Corp...................................    700       5,628
    American Vanguard Corp..................................  3,000      40,980
    Ashland, Inc............................................  7,355     450,420
    Boise, Inc..............................................  7,400      51,282
    Buckeye Technologies, Inc...............................  9,523     256,073
    Cabot Corp..............................................  5,400     211,140

                                     1218

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Materials -- (Continued)
   *Century Aluminum Co...................................... 10,800 $  140,616
   *Clearwater Paper Corp....................................    301     22,768
   *Coeur d'Alene Mines Corp.................................  7,559    206,285
    Commercial Metals Co..................................... 10,109    146,682
   *Core Molding Technologies, Inc...........................  1,192     10,835
    Cytec Industries, Inc....................................  3,100    173,600
    Domtar Corp..............................................  5,165    412,942
    Eagle Materials, Inc.....................................    249      6,188
   *Ferro Corp...............................................  3,208     41,768
    Friedman Industries, Inc.................................  2,536     30,052
   *Georgia Gulf Corp........................................  1,900     38,076
   *Golden Minerals, Co......................................    300      4,362
   *Graphic Packaging Holding Co............................. 55,700    275,715
    H.B. Fuller Co...........................................    600     13,716
    Haynes International, Inc................................  1,300     81,432
   *Headwaters, Inc.......................................... 14,800     33,892
   *Horsehead Holding Corp...................................  2,900     32,393
    Huntsman Corp............................................ 23,862    455,764
   #Kaiser Aluminum Corp.....................................  2,600    145,132
   *KapStone Paper & Packaging Corp..........................  2,108     32,864
   *Landec Corp..............................................  4,285     26,481
   *Louisiana-Pacific Corp................................... 25,700    199,175
   *Materion Corp............................................    800     30,496
    MeadWestavco Corp........................................  8,342    259,770
   *Mercer International, Inc................................  7,115     65,743
    Minerals Technologies, Inc...............................  1,900    123,082
   *Mod-Pac Corp.............................................    962      5,753
    Myers Industries, Inc....................................  2,995     35,640
    Neenah Paper, Inc........................................  3,800     76,722
    NL Industries, Inc....................................... 15,300    275,400
    Olin Corp................................................    872     18,234
    Olympic Steel, Inc.......................................  1,587     41,500
   *OM Group, Inc............................................  4,400    159,632
    P.H. Glatfelter Co....................................... 11,400    172,026
   *Penford Corp.............................................  2,600     15,106
    Reliance Steel & Aluminum Co.............................  9,910    465,869
   *RTI International Metals, Inc............................  4,100    131,487
    Schnitzer Steel Industries, Inc. Class A.................  1,100     55,869
    Sensient Technologies Corp...............................    900     33,408
   *Spartech Corp............................................  8,687     49,950
    Steel Dynamics, Inc......................................  3,453     53,936
    Temple-Inland, Inc.......................................  3,200     96,064
   #Texas Industries, Inc....................................  3,420    132,046
   *Universal Stainless & Alloy Products, Inc................  1,734     77,492
   #Vulcan Materials Co......................................  1,493     51,195
    Wausau Paper Corp........................................  1,955     14,428
    Westlake Chemical Corp................................... 13,400    693,450
    Worthington Industries, Inc.............................. 12,590    264,012
   *Zoltek Cos., Inc.........................................  6,468     65,391
                                                                     ----------
Total Materials..............................................         7,202,027
                                                                     ----------
Other -- (0.0%)
   *All American Group, Inc. Escrow Shares...................  4,100         --
  .*Big 4 Ranch, Inc.........................................    300         --
  .*Concord Camera Corp. Escrow Shares.......................  2,105         --
  .*MAIR Holdings, Inc. Escrow Shares........................  4,800         --
  .*Petrocorp, Inc. Escrow Shares............................  1,700        102
                                                                     ----------
Total Other..................................................               102
                                                                     ----------
Telecommunication Services -- (1.0%)
   *FiberTower Corp..........................................    100        112

                                     1219

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                         SHARES       VALUE+
                                                       ----------  ------------
Telecommunication Services -- (Continued)
   *General Communications, Inc. Class A..............      5,000  $     56,750
    HickoryTech Corp..................................      2,009        21,456
  #*Iridium Communications, Inc.......................      1,574        13,426
   *MetroPCS Communications, Inc......................     19,191       312,429
   *Primus Telecommunications Group, Inc..............      1,162        15,815
    SureWest Communications...........................      3,900        51,168
    Telephone & Data Systems, Inc.....................      6,027       170,926
    Telephone & Data Systems, Inc. Special Shares.....      6,502       162,030
   *United States Cellular Corp.......................      5,355       236,637
    USA Mobility, Inc.................................      1,600        26,416
                                                                   ------------
Total Telecommunication Services......................                1,067,165
                                                                   ------------
Utilities -- (0.3%)
    Consolidated Water Co., Ltd.......................      1,100         9,922
   *Dynegy, Inc.......................................      5,171        29,578
   *GenOn Energy, Inc.................................     65,709       255,608
    Ormat Technologies, Inc...........................         21           438
    SJW Corp..........................................      2,369        55,719
  #*Synthesis Energy Systems, Inc.....................      6,200        12,834
                                                                   ------------
Total Utilities.......................................                  364,099
                                                                   ------------
TOTAL COMMON STOCKS...................................               98,220,299
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
   *Federal-Mogul Corp. Warrants 12/27/14.............        378           117
  .*BankAtlantic Bancorp, Inc. Rights 06/16/11........     10,978         3,074
                                                                   ------------
TOTAL RIGHTS/WARRANTS.................................                    3,191
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
    BlackRock Liquidity Funds Tempcash Portfolio -
      Institutional Shares............................    304,686       304,686
                                                                   ------------

                                                         SHARES/
                                                          FACE
                                                         AMOUNT
                                                       ----------
                                                          (000)
SECURITIES LENDING COLLATERAL -- (8.2%)
(S)@DFA Short Term Investment Fund....................  8,659,545     8,659,545
   @Repurchase Agreement, JPMorgan Securities LLC
     0.20%, 08/01/11 (Collateralized by $102,988
     FNMA, rates ranging from 4.500% to 6.500%,
     maturities ranging from 05/01/36 to 07/01/41,
     valued at $103,312) to be repurchased at
     $100,003......................................... $      100       100,001
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL...................                8,759,546
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $104,947,869)^^...............................             $107,287,722
                                                                   ============

                                     1220

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                                 VALUATION INPUTS
                                    -------------------------------------------
                                      INVESTMENT IN SECURITIES (MARKET VALUE)
                                    -------------------------------------------
                                      LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                    ----------- ---------- ------- ------------
Common Stocks
    Consumer Discretionary......... $15,272,751         --   --    $ 15,272,751
    Consumer Staples...............   4,894,545         --   --       4,894,545
    Energy.........................   8,685,943         --   --       8,685,943
    Financials.....................  26,028,912         --   --      26,028,912
    Health Care....................   6,781,803         --   --       6,781,803
    Industrials....................  15,762,200 $   21,000   --      15,783,200
    Information Technology.........  12,139,752         --   --      12,139,752
    Materials......................   7,202,027         --   --       7,202,027
    Other..........................          --        102   --             102
    Telecommunication Services.....   1,067,165         --   --       1,067,165
    Utilities......................     364,099         --   --         364,099
Rights/Warrants....................         117      3,074   --           3,191
Temporary Cash Investments.........     304,686         --   --         304,686
Securities Lending Collateral......          --  8,759,546   --       8,759,546
                                    ----------- ----------   --    ------------
TOTAL.............................. $98,504,000 $8,783,722   --    $107,287,722
                                    =========== ==========   ==    ============

              See accompanying Notes to Schedules of Investments.

                                     1221

                         VA U.S. LARGE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                            SHARES    VALUE+
                                                            ------- -----------
COMMON STOCKS -- (96.9%)
Consumer Discretionary -- (15.2%)
    Carnival Corp..........................................  39,939 $ 1,329,969
    CBS Corp. Class A......................................   1,014      27,986
    CBS Corp. Class B......................................  49,005   1,341,267
   *Clear Channel Outdoor Holdings, Inc. Class A...........   2,357      27,695
    Comcast Corp. Class A.................................. 136,108   3,269,314
    Comcast Corp. Special Class A..........................  53,998   1,260,313
    Dillard's, Inc. Class A................................     629      35,388
    DR Horton, Inc.........................................  18,530     220,136
    Foot Locker, Inc.......................................  10,550     229,251
    Fortune Brands, Inc....................................  10,608     638,708
  #*GameStop Corp. Class A.................................   5,680     133,934
    Gannett Co., Inc.......................................     430       5,487
   *Hyatt Hotels Corp. Class A.............................     395      15,322
   #J.C. Penney Co., Inc...................................  14,882     457,770
   #Lennar Corp. Class A...................................  10,919     193,157
   *Liberty Media Corp. Interactive Class A................  44,599     731,870
   *Liberty Media-Starz Corp. Series A.....................   2,202     169,026
   *Lowe's Cos., Inc.......................................   2,136      46,095
    Macy's, Inc............................................   1,455      42,006
  #*MGM Resorts International..............................  33,050     499,385
   *Mohawk Industries, Inc.................................   5,350     278,360
    News Corp. Class A..................................... 125,952   2,017,751
    News Corp. Class B.....................................  43,558     718,707
   *Penn National Gaming, Inc..............................   2,539     106,460
  #*Pulte Group, Inc.......................................  19,349     132,928
   *Royal Caribbean Cruises, Ltd...........................  14,961     458,106
  #*Sears Holdings Corp....................................   6,666     464,420
    Service Corp. International............................   3,678      38,509
    Time Warner Cable, Inc.................................  26,961   1,976,511
    Time Warner, Inc.......................................  76,115   2,676,203
   *Toll Brothers, Inc.....................................  11,977     239,061
   #Washington Post Co. Class B............................     500     201,150
    Whirlpool Corp.........................................     619      42,853
    Wyndham Worldwide Corp.................................  12,369     427,844
                                                                    -----------
Total Consumer Discretionary...............................          20,452,942
                                                                    -----------
Consumer Staples -- (7.8%)
    Archer-Daniels-Midland Co..............................  40,983   1,245,064
    Bunge, Ltd.............................................   6,109     420,360
   *Constellation Brands, Inc. Class A.....................  12,974     264,540
    CVS Caremark Corp......................................  89,306   3,246,273
    J.M. Smucker Co........................................   8,010     624,139
    Kraft Foods, Inc. Class A..............................  88,082   3,028,259
    Molson Coors Brewing Co. Class B.......................  11,653     524,968
   *Ralcorp Holdings, Inc..................................   2,928     253,272
    Safeway, Inc...........................................  10,234     206,420
   *Smithfield Foods, Inc..................................  11,510     253,450
    Tyson Foods, Inc. Class A..............................  22,881     401,790
                                                                    -----------
Total Consumer Staples.....................................          10,468,535
                                                                    -----------
Energy -- (17.3%)
    Anadarko Petroleum Corp................................  35,555   2,935,421
    Apache Corp............................................   2,080     257,338
    Chesapeake Energy Corp.................................  43,978   1,510,644
    Chevron Corp...........................................  13,431   1,397,093
    ConocoPhillips.........................................  78,662   5,662,877
   *Denbury Resources, Inc.................................  16,178     312,559
    Devon Energy Corp......................................   4,182     329,123

                                     1222

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Energy -- (Continued)
    Helmerich & Payne, Inc.................................   1,500 $   103,575
    Hess Corp..............................................  21,949   1,504,823
    Marathon Oil Corp......................................  48,771   1,510,438
   *Marathon Petroleum Corp................................  24,385   1,067,819
    Murphy Oil Corp........................................   6,805     437,017
   *Nabors Industries, Ltd.................................  18,668     493,022
    National-Oilwell, Inc..................................  27,403   2,207,860
    Noble Energy, Inc......................................   3,913     390,048
    Patterson-UTI Energy, Inc..............................  10,062     327,317
    Pioneer Natural Resources Co...........................   1,000      92,990
   *Plains Exploration & Production Co.....................  11,059     431,412
    QEP Resources, Inc.....................................   3,812     167,080
   *Rowan Cos., Inc........................................   8,170     320,019
    Sunoco, Inc............................................   8,407     341,745
    Teekay Corp............................................     870      24,142
   *Tesoro Petroleum Corp..................................   5,130     124,608
    Tidewater, Inc.........................................   3,900     211,926
   *Unit Corp..............................................     200      12,002
    Valero Energy Corp.....................................  39,919   1,002,765
   *Weatherford International, Ltd.........................   6,850     150,152
                                                                    -----------
Total Energy...............................................          23,325,815
                                                                    -----------
Financials -- (19.3%)
    ACE, Ltd...............................................     235      15,740
   *Allied World Assurance Co. Holdings, Ltd...............   2,663     145,000
    Allstate Corp. (The)...................................  11,218     310,963
    Alterra Capital Holdings, Ltd..........................   1,608      35,038
   *American Capital, Ltd..................................   6,525      63,097
    American Financial Group, Inc..........................   8,300     282,034
    American National Insurance Co.........................   1,902     142,536
   #Associated Banc-Corp...................................   4,323      59,009
    Assurant, Inc..........................................   7,844     279,403
    Assured Guaranty, Ltd..................................   3,043      43,058
    Axis Capital Holdings, Ltd.............................   8,360     266,433
    Bank of America Corp................................... 322,603   3,132,475
   *Bank of Montreal.......................................   2,461     154,649
    Capital One Financial Corp.............................  31,606   1,510,767
    Cincinnati Financial Corp..............................     120       3,280
    Citigroup, Inc......................................... 110,617   4,241,056
    CME Group, Inc.........................................   4,287   1,239,758
    CNA Financial Corp.....................................  19,206     528,933
    Everest Re Group, Ltd..................................   3,122     256,379
   *Genworth Financial, Inc. Class A.......................  33,383     277,747
    Hartford Financial Services Group, Inc.................  29,855     699,204
    JPMorgan Chase & Co....................................   2,690     108,811
    KeyCorp................................................  59,273     476,555
    Legg Mason, Inc........................................  10,900     320,678
    Lincoln National Corp..................................  22,332     591,798
    Loews Corp.............................................  28,230   1,125,530
    MetLife, Inc...........................................  63,275   2,607,563
    Morgan Stanley.........................................  47,194   1,050,066
   *NASDAQ OMX Group, Inc. (The)...........................  13,873     333,923
    Old Republic International Corp........................  18,459     192,712
    PartnerRe, Ltd.........................................   2,378     158,898
    People's United Financial, Inc.........................     670       8,496
   *Popular, Inc...........................................  45,832     109,997
    Prudential Financial, Inc..............................  30,401   1,783,931
    Regions Financial Corp.................................  84,998     517,638
    Reinsurance Group of America, Inc......................   5,709     332,321
    SunTrust Banks, Inc....................................  35,025     857,762
    Transatlantic Holdings, Inc............................   4,088     209,346

                                     1223

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    Travelers Cos., Inc. (The).............................     538 $    29,660
   #Unum Group.............................................  24,250     591,458
    Validus Holdings, Ltd..................................   5,237     139,252
    White Mountains Insurance Group, Ltd...................     533     224,601
    Xl Group P.L.C.........................................  18,938     388,608
    Zions Bancorporation...................................  10,975     240,352
                                                                    -----------
Total Financials...........................................          26,086,515
                                                                    -----------
Health Care -- (10.7%)
    Aetna, Inc.............................................  29,082   1,206,612
  #*Alere, Inc.............................................   3,879     114,392
   *Boston Scientific Corp.................................  75,109     537,780
   *CareFusion Corp........................................  14,963     394,874
    Cigna Corp.............................................     222      11,049
   *Community Health Systems, Inc..........................   5,973     154,342
   *Coventry Health Care, Inc..............................  10,098     323,136
   *Hologic, Inc...........................................  17,372     322,598
    Humana, Inc............................................  11,166     832,760
    Omnicare, Inc..........................................   8,210     250,405
    PerkinElmer, Inc.......................................   5,603     137,049
    Pfizer, Inc............................................ 251,792   4,844,478
   *Thermo Fisher Scientific, Inc..........................  28,066   1,686,486
    UnitedHealth Group, Inc................................  31,636   1,570,095
    WellPoint, Inc.........................................  29,986   2,025,554
                                                                    -----------
Total Health Care..........................................          14,411,610
                                                                    -----------
Industrials -- (12.8%)
   *Aecom Technology Corp..................................     327       8,090
   *AGCO Corp..............................................   1,980      93,892
   #Cintas Corp............................................   1,200      39,060
    Covanta Holding Corp...................................   3,123      53,965
    CSX Corp...............................................  75,747   1,861,104
    General Electric Co.................................... 234,150   4,193,626
    Harsco Corp............................................     110       3,015
   *Hertz Global Holdings, Inc.............................   5,049      71,039
    Ingersoll-Rand P.L.C...................................   9,580     358,484
    L-3 Communications Holdings, Inc.......................   3,880     306,986
    Norfolk Southern Corp..................................  27,655   2,093,484
    Northrop Grumman Corp..................................  21,021   1,271,981
   *Owens Corning, Inc.....................................   8,578     305,205
    Pentair, Inc...........................................   5,692     209,523
   *Quanta Services, Inc...................................   4,360      80,747
   #R. R. Donnelley & Sons Co..............................   8,961     168,556
    Raytheon Co............................................     310      13,866
    Republic Services, Inc.................................  25,729     746,913
    Ryder System, Inc......................................   4,100     230,912
    Southwest Airlines Co..................................  55,992     557,680
    Stanley Black & Decker, Inc............................   4,931     324,312
   *Terex Corp.............................................   3,357      74,559
    Trinity Industries, Inc................................     170       5,064
   #Tyco International, Ltd................................  15,986     708,020
    Union Pacific Corp.....................................  32,307   3,310,821
   *URS Corp...............................................   5,530     225,790
                                                                    -----------
Total Industrials..........................................          17,316,694
                                                                    -----------
Information Technology -- (3.1%)
    Activision Blizzard, Inc...............................  37,402     442,840
   *Arrow Electronics, Inc.................................   8,461     294,020
   *Avnet, Inc.............................................  10,663     312,426
    AVX Corp...............................................  11,500     160,080

                                     1224

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Information Technology -- (Continued)
   *Brocade Communications Systems, Inc...................  11,649 $     63,837
    Computer Sciences Corp................................  11,483      405,120
    Corning, Inc..........................................  18,389      292,569
   *EchoStar Corp.........................................     110        3,681
    Fidelity National Information Services, Inc...........  23,644      709,793
   *IAC/InterActiveCorp...................................   7,286      301,568
   *Ingram Micro, Inc. Class A............................  12,677      235,158
   *Micron Technology, Inc................................  46,510      342,779
   *Motorola Solutions, Inc...............................     300       13,467
   *Tech Data Corp........................................     255       11,901
   *Vishay Intertechnology, Inc...........................   1,300       17,901
   *Western Digital Corp..................................   3,090      106,481
    Xerox Corp............................................  52,991      494,406
   *Yahoo!, Inc...........................................   3,790       49,649
                                                                   ------------
Total Information Technology..............................            4,257,676
                                                                   ------------
Materials -- (3.1%)
    Alcoa, Inc............................................  73,466    1,082,154
    Ashland, Inc..........................................   5,450      333,758
    Cytec Industries, Inc.................................   3,200      179,200
    Domtar Corp...........................................   2,878      230,096
    International Paper Co................................  32,563      967,121
    MeadWestavco Corp.....................................  13,541      421,667
    Reliance Steel & Aluminum Co..........................   5,210      244,922
    Sealed Air Corp.......................................   5,840      125,735
    Steel Dynamics, Inc...................................  14,749      230,379
   #United States Steel Corp..............................     617       24,674
   #Vulcan Materials Co...................................   9,022      309,364
                                                                   ------------
Total Materials...........................................            4,149,070
                                                                   ------------
Telecommunication Services -- (6.3%)
    AT&T, Inc............................................. 177,239    5,186,013
   *CenturyLink, Inc......................................  14,376      533,493
   #Frontier Communications Corp..........................   5,513       41,292
   *MetroPCS Communications, Inc..........................  20,092      327,098
   *Sprint Nextel Corp.................................... 204,911      866,774
    Telephone & Data Systems, Inc.........................   4,000      113,440
    Telephone & Data Systems, Inc. Special Shares.........   3,296       82,136
   *United States Cellular Corp...........................   3,700      163,503
    Verizon Communications, Inc...........................  33,396    1,178,545
                                                                   ------------
Total Telecommunication Services..........................            8,492,294
                                                                   ------------
Utilities -- (1.3%)
   *AES Corp..............................................  17,502      215,450
  #*Calpine Corp..........................................  28,515      463,369
   *GenOn Energy, Inc.....................................   2,060        8,013
   *NRG Energy, Inc.......................................  11,808      289,532
    Public Service Enterprise Group, Inc..................  25,394      831,654
                                                                   ------------
Total Utilities...........................................            1,808,018
                                                                   ------------
TOTAL COMMON STOCKS.......................................          130,769,169
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
    BlackRock Liquidity Funds Tempcash Portfolio -
      Institutional Shares................................      49           49
                                                                   ------------

                                     1225

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                      SHARES/ FACE
                                                         AMOUNT       VALUE+
                                                      ------------ ------------
                                                         (000)
SECURITIES LENDING COLLATERAL -- (3.1%)
(S)@DFA Short Term Investment Fund...................   3,983,262  $  3,983,262
   @Repurchase Agreement, JPMorgan Securities LLC
   0.20%, 08/01/11 (Collateralized by
   $147,919 FNMA, rates ranging from 4.500% to
   6.500%, maturities ranging from
   05/01/36 to 07/01/41, valued at $148,384) to be
   repurchased at $143,611...........................  $      144       143,609
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL..................                 4,126,871
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $122,593,491)^^................................              $134,896,089
                                                                   ============

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                                 VALUATION INPUTS
                                   --------------------------------------------
                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------
                                     LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                   ------------ ---------- ------- ------------
Common Stocks
    Consumer Discretionary........ $ 20,452,942         --   --    $ 20,452,942
    Consumer Staples..............   10,468,535         --   --      10,468,535
    Energy........................   23,325,815         --   --      23,325,815
    Financials....................   26,086,515         --   --      26,086,515
    Health Care...................   14,411,610         --   --      14,411,610
    Industrials...................   17,316,694         --   --      17,316,694
    Information Technology........    4,257,676         --   --       4,257,676
    Materials.....................    4,149,070         --   --       4,149,070
    Telecommunication Services....    8,492,294         --   --       8,492,294
    Utilities.....................    1,808,018         --   --       1,808,018
Temporary Cash Investments........           49         --   --              49
Securities Lending Collateral.....           -- $4,126,871   --       4,126,871
                                   ------------ ----------   --    ------------
TOTAL............................. $130,769,218 $4,126,871   --    $134,896,089
                                   ============ ==========   ==    ============

              See accompanying Notes to Schedules of Investments.

                                     1226

                       VA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                              SHARES  VALUE++
                                                              ------ ----------
COMMON STOCKS -- (90.4%)
AUSTRALIA -- (4.6%)
    Alumina, Ltd............................................. 60,289 $  143,516
    Amcor, Ltd...............................................  4,082     31,508
    Asciano Group, Ltd....................................... 58,631    107,234
    Bank of Queensland, Ltd..................................  4,086     36,139
    Bendigo Bank, Ltd........................................ 10,152     98,505
    BlueScope Steel, Ltd..................................... 42,352     52,858
   #Boral, Ltd............................................... 21,633     99,039
    Caltex Australia, Ltd....................................  5,940     69,468
    Crown, Ltd............................................... 18,116    177,262
   *Echo Entertainment Group, Ltd............................ 14,604     64,336
   #Fairfax Media, Ltd....................................... 59,866     57,825
    Harvey Norman Holdings, Ltd..............................  6,979     16,699
    Incitec Pivot, Ltd....................................... 50,181    217,383
    Insurance Australia Group, Ltd........................... 14,895     53,564
   #Lend Lease Group NL...................................... 11,809    114,853
    Macquarie Group, Ltd.....................................  8,486    257,046
    National Australia Bank, Ltd............................. 46,440  1,222,726
   #OneSteel, Ltd............................................ 33,966     65,743
    Origin Energy, Ltd....................................... 28,369    457,140
   *OZ Minerals, Ltd.........................................  5,880     87,800
   *Qantas Airways, Ltd...................................... 32,996     66,874
    Santos, Ltd.............................................. 22,965    324,917
    Sims Metal Management, Ltd...............................  1,475     27,320
    Sonic Healthcare, Ltd....................................  8,209    109,620
    Suncorp Group, Ltd....................................... 32,577    265,081
    TABCorp. Holdings, Ltd................................... 14,604     51,582
   #Tatts Group, Ltd......................................... 21,120     53,847
    Toll Holdings, Ltd.......................................  8,416     41,808
    Washington H. Soul Pattinson & Co., Ltd..................    924     13,124
    Wesfarmers, Ltd.......................................... 33,137  1,065,717
                                                                     ----------
TOTAL AUSTRALIA..............................................         5,450,534
                                                                     ----------
AUSTRIA -- (0.2%)
    Erste Group Bank AG......................................  4,122    197,075
    OMV AG...................................................  1,233     49,150
   #Raiffeisen Bank International AG.........................    481     24,049
                                                                     ----------
TOTAL AUSTRIA................................................           270,274
                                                                     ----------
BELGIUM -- (1.0%)
    Ageas SA................................................. 61,558    126,206
    Delhaize Group SA........................................  4,481    322,242
  #*Dexia SA................................................. 18,637     49,232
   #KBC Groep NV.............................................  3,639    128,403
   #Solvay SA................................................  2,420    364,397
   #UCB SA...................................................  5,259    241,878
                                                                     ----------
TOTAL BELGIUM................................................         1,232,358
                                                                     ----------
CANADA -- (10.5%)
   #Bell Aliant, Inc.........................................  1,758     50,967
    Canadian Pacific Railway, Ltd............................  3,000    191,564
   #Canadian Tire Corp. Class A..............................  2,400    146,746
    Empire Co., Ltd. Class A.................................  1,200     72,795
   #Encana Corp.............................................. 34,656  1,016,702
   #Enerplus Corp............................................  5,482    170,923
    Ensign Energy Services, Inc..............................    249      5,363
    Fairfax Financial Holdings, Ltd..........................    700    275,472
    Franco-Nevada Corp.......................................  4,100    171,432
    Genworth MI Canada, Inc..................................  1,085     26,868

                                     1227

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------ -----------
CANADA -- (Continued)
    George Weston, Ltd......................................  2,300 $   159,600
    Goldcorp, Inc........................................... 13,681     654,231
    Groupe Aeroplan, Inc....................................    766      10,799
   *HudBay Minerals, Inc....................................  3,415      47,001
   #Husky Energy, Inc.......................................  9,700     271,574
    Industrial Alliance Insurance & Financial Services,
      Inc...................................................    496      19,571
    Inmet Mining Corp.......................................  1,550     107,054
    Kinross Gold Corp....................................... 14,226     232,273
   #Loblaw Cos., Ltd........................................  4,400     170,207
   *Lundin Mining Corp......................................  6,800      51,101
    Magna International, Inc................................  8,230     401,400
   #Manulife Financial Corp................................. 48,184     765,538
   #Methanex Corp...........................................  2,235      66,200
    Metro, Inc. Class A.....................................    477      23,649
    Nexen, Inc.............................................. 20,760     484,317
   #Pengrowth Energy Corp...................................  7,628      98,998
   #Penn West Petroleum, Ltd................................ 10,918     243,168
    PetroBakken Energy, Ltd.................................  2,368      34,846
   *Precision Drilling Corp.................................  8,434     145,650
    Progress Energy Resources Corp..........................  5,589      81,075
   *Progressive Waste Solutions, Ltd........................  1,176      26,451
   *Quadra FNX Mining, Ltd..................................  3,400      54,125
   #Sun Life Financial, Inc................................. 22,308     616,625
    Suncor Energy, Inc...................................... 51,054   1,956,772
    Talisman Energy, Inc....................................  5,449      99,233
    Teck Resources, Ltd. Class B............................ 17,100     847,259
   #Telus Corp. Non-Voting..................................  5,770     304,066
   #Thomson Reuters Corp.................................... 17,778     611,424
   #TransAlta Corp..........................................  7,800     172,499
    TransCanada Corp........................................ 25,955   1,090,412
  #*Uranium One, Inc........................................ 12,400      43,736
   *Valeant Pharmaceuticals International, Inc..............  1,204      66,271
    Viterra, Inc............................................  9,550     108,149
    Yamana Gold, Inc........................................ 27,400     356,749
                                                                    -----------
TOTAL CANADA................................................         12,550,855
                                                                    -----------
DENMARK -- (1.3%)
    A.P. Moller - Maersk A.S................................     48     367,777
   *A.P. Moller - Maersk A.S. Series A......................      7      51,832
    Carlsberg A.S. Series B.................................  4,898     481,122
   *Danske Bank A.S......................................... 22,174     428,987
   *Jyske Bank A.S..........................................  1,800      71,684
   #Rockwool International A.S..............................    219      25,827
  #*Vestas Wind Systems A.S.................................  4,456      98,238
                                                                    -----------
TOTAL DENMARK...............................................          1,525,467
                                                                    -----------
FINLAND -- (0.7%)
    Kesko Oyj...............................................  1,935      75,086
    Neste Oil Oyj...........................................  5,988      78,210
    Stora Enso Oyj Series R................................. 27,887     239,998
    UPM-Kymmene Oyj......................................... 25,862     403,019
                                                                    -----------
TOTAL FINLAND...............................................            796,313
                                                                    -----------
FRANCE -- (8.6%)
   *Air France-KLM SA.......................................  6,767      81,428
    AXA SA.................................................. 58,965   1,103,180
   *Bouygues SA.............................................  5,995     226,604
    Capgemini SA............................................  1,927      94,830
    Casino Guichard Perrachon SA............................  2,318     211,326
    Cie de Saint-Gobain SA.................................. 17,150     991,046

                                     1228

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
FRANCE -- (Continued)
   *Cie Generale de Geophysique - Veritas SA...............   1,499 $    50,340
   *Cie Generale de Geophysique - Veritas SA Sponsored
     ADR...................................................   3,650     122,932
    Cie Generale des Establissements Michelin SA Series B..   1,285     107,911
    Ciments Francais SA....................................     500      51,612
    CNP Assurances SA......................................   5,104      98,240
    Credit Agricole SA.....................................  48,568     596,225
    France Telecom SA......................................   2,023      41,861
    GDF Suez SA............................................  44,853   1,466,740
    Groupe Eurotunnel SA...................................  11,735     125,085
    Lafarge SA.............................................   9,439     504,796
    Lagardere SCA..........................................   5,745     223,149
    Natixis SA.............................................  40,470     183,588
    Peugeot SA.............................................   7,043     266,983
    PPR SA.................................................   2,779     513,587
    Renault SA.............................................   8,713     464,885
   #Rexel SA...............................................   3,527      76,687
    Sanofi SA..............................................   5,989     465,350
    SCOR SE................................................     683      17,578
    Societe Generale SA....................................  13,067     646,814
    STMicroelectronics NV..................................  28,793     227,011
    Vivendi SA.............................................  54,476   1,302,743
                                                                    -----------
TOTAL FRANCE...............................................          10,262,531
                                                                    -----------
GERMANY -- (8.5%)
    Allianz SE.............................................   4,151     540,940
    Allianz SE Sponsored ADR...............................  69,736     910,055
    Bayerische Motoren Werke AG............................   9,433     943,038
   #Celesio AG.............................................   2,537      48,758
   *Commerzbank AG.........................................  28,502     108,340
    Daimler AG.............................................  21,214   1,537,927
    Deutsche Bank AG.......................................  33,899   1,863,864
    Deutsche Lufthansa AG..................................   6,846     137,824
    Deutsche Post AG.......................................   4,542      80,192
    Deutsche Telekom AG....................................   6,656     103,752
    Deutsche Telekom AG Sponsored ADR......................  73,200   1,133,868
    E.ON AG................................................  30,253     834,174
    Heidelberger Zement AG.................................   5,179     284,832
    Merck KGaA.............................................   1,863     198,831
    Munchener Rueckversicherungs-Gesellschaft AG...........   5,412     798,655
    Porsche Automobil Holding SE...........................   4,809     369,554
    Salzgitter AG..........................................   1,190      86,680
   #Suedzucker AG..........................................   1,329      46,860
    Volkswagen AG..........................................     943     172,339
                                                                    -----------
TOTAL GERMANY..............................................          10,200,483
                                                                    -----------
GREECE -- (0.1%)
    Hellenic Petroleum S.A.................................   5,111      47,184
   *National Bank of Greece S.A............................   2,339      15,729
                                                                    -----------
TOTAL GREECE...............................................              62,913
                                                                    -----------
HONG KONG -- (1.3%)
    Cheung Kong Holdings, Ltd..............................   9,000     137,106
    Great Eagle Holdings, Ltd..............................   8,452      27,835
    Henderson Land Development Co., Ltd....................  36,121     228,199
    Hong Kong & Shanghai Hotels, Ltd.......................  19,052      30,078
    Hopewell Holdings, Ltd.................................   9,000      29,186
    Hutchison Whampoa, Ltd.................................  51,000     593,771
    New World Development Co., Ltd......................... 151,556     223,301
    Orient Overseas International, Ltd.....................   6,500      36,852
    Wharf Holdings, Ltd....................................   4,635      33,926

                                     1229

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
HONG KONG -- (Continued)
    Wheelock & Co., Ltd.....................................  48,000 $  204,582
                                                                     ----------
TOTAL HONG KONG.............................................          1,544,836
                                                                     ----------
IRELAND -- (0.2%)
   #CRH P.L.C. Sponsored ADR................................  14,977    296,994
                                                                     ----------
ISRAEL -- (0.8%)
   *Bank Hapoalim B.M.......................................  74,220    366,984
    Bank Leumi Le-Israel B.M................................  46,845    217,444
    Elbit Systems, Ltd......................................   2,033     96,167
   *Israel Discount Bank, Ltd...............................  30,901     59,682
   *Makhteshim-Agan Industries, Ltd.........................   9,710     53,446
   *NICE Systems, Ltd. Sponsored ADR........................   3,091    110,411
                                                                     ----------
TOTAL ISRAEL................................................            904,134
                                                                     ----------
ITALY -- (1.3%)
    Banca Monte Dei Paschi di Siena SpA.....................  54,837     41,099
    Banco Popolare Scarl....................................   3,698      7,085
    Finmeccanica SpA........................................   4,820     36,985
    Intesa Sanpaolo SpA..................................... 188,353    434,494
    Telecom Italia SpA...................................... 170,034    213,953
    Telecom Italia SpA Sponsored ADR........................  24,800    310,000
    UniCredit SpA........................................... 278,250    496,364
    Unione di Banche Italiane ScpA..........................  12,556     60,261
                                                                     ----------
TOTAL ITALY.................................................          1,600,241
                                                                     ----------
JAPAN -- (20.2%)
    77 Bank, Ltd. (The).....................................   9,000     39,465
   #AEON Co., Ltd...........................................  22,700    285,876
    Aisin Seiki Co., Ltd....................................   2,300     88,258
    Ajinomoto Co., Inc......................................  19,000    235,523
    Alfresa Holdings Corp...................................   1,400     57,218
    Amada Co., Ltd..........................................  10,000     77,517
    Aozora Bank, Ltd........................................  17,000     41,463
    Asahi Group Holdings, Ltd...............................   1,600     33,857
    Asahi Kasei Corp........................................  31,000    219,300
    Bank of Kyoto, Ltd. (The)...............................   9,000     82,147
    Bank of Yokohama, Ltd. (The)............................  11,000     53,876
    Bridgestone Corp........................................   1,700     42,289
    Canon Marketing Japan, Inc..............................   2,000     24,873
   #Casio Computer Co., Ltd.................................   6,600     46,703
    Chiba Bank, Ltd. (The)..................................  10,000     63,373
    Chugoku Bank, Ltd. (The)................................   5,400     68,687
    Chuo Mitsui Trust Holdings, Inc.........................  18,270     67,302
    Citizen Holdings Co., Ltd...............................   7,800     46,833
    Coca-Cola West Co., Ltd.................................   1,000     20,004
    Comsys Holdings Corp....................................   2,400     23,903
    Cosmo Oil Co., Ltd......................................  10,000     30,182
    Credit Saison Co., Ltd..................................   3,300     55,971
    Dai Nippon Printing Co., Ltd............................  18,000    204,391
    Daicel Chemical Industries, Ltd.........................  10,000     71,545
    Dainippon Sumitomo Pharma Co., Ltd......................   3,100     31,510
    Daiwa Securities Group, Inc.............................  44,904    195,312
  #*Elpida Memory, Inc......................................   7,300     67,386
    Fuji Electric Holdings Co., Ltd.........................   6,000     19,534
    Fuji Heavy Industries, Ltd..............................  19,000    152,120
    Fuji Television Network, Inc............................      18     27,876
    FUJIFILM Holdings Corp..................................  16,600    501,321
    Fujikura, Ltd...........................................  11,000     51,979
    Fukuoka Financial Group, Inc............................  25,000    106,300
    Glory, Ltd..............................................   1,200     28,065

                                     1230

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Gunma Bank, Ltd. (The)..................................  12,000 $   63,786
    Hachijuni Bank, Ltd. (The)..............................  17,000     94,330
    Hakuhodo Dy Holdings, Inc...............................     470     25,968
   *Hankyu Hanshin Holdings, Inc............................   8,000     32,205
    Higo Bank, Ltd. (The)...................................   3,000     16,940
    Hiroshima Bank, Ltd. (The)..............................   2,000      8,797
    Hitachi Capital Corp....................................   1,600     23,515
    Hitachi High-Technologies Corp..........................   1,500     32,490
    Hitachi Transport System, Ltd...........................   2,000     35,950
    Hokkoku Bank, Ltd. (The)................................   2,000      7,033
    Hokuhoku Financial Group, Inc...........................  26,000     54,280
    House Foods Corp........................................   1,600     28,814
    Idemitsu Kosan Co., Ltd.................................     800     92,895
    Inpex Corp..............................................      59    457,988
    Isetan Mitsukoshi Holdings, Ltd.........................  11,700    123,948
    Iyo Bank, Ltd. (The)....................................   8,000     75,330
    J. Front Retailing Co., Ltd.............................  12,000     56,947
    JFE Holdings, Inc.......................................   8,500    231,255
    Joyo Bank, Ltd. (The)...................................  14,000     58,853
    JS Group Corp...........................................   5,448    136,277
    JTEKT Corp..............................................   1,900     27,853
    JX Holdings, Inc........................................  76,527    553,297
    Kagoshima Bank, Ltd. (The)..............................   5,000     33,888
    Kajima Corp.............................................  31,000     96,328
    Kamigumi Co., Ltd.......................................   8,000     79,639
    Kaneka Corp.............................................   8,000     51,187
   #Kawasaki Kisen Kaisha, Ltd..............................  26,000     85,087
    Keiyo Bank, Ltd. (The)..................................   4,000     21,085
    Kewpie Corp.............................................   3,000     40,712
    Kinden Corp.............................................   2,000     16,918
    Kirin Holdings Co., Ltd.................................   4,000     58,906
    Kobe Steel, Ltd.........................................   7,000     15,463
   *Konica Minolta Holdings, Inc............................   2,000     16,181
    Kyocera Corp............................................   3,100    331,036
    Kyowa Hakko Kirin Co., Ltd..............................  10,000    106,650
    Mabuchi Motor Co., Ltd..................................     400     20,681
    Marui Group Co., Ltd....................................   6,000     49,134
    Maruichi Steel Tube, Ltd................................   1,300     32,940
   #Mazda Motor Corp........................................  34,000     93,429
    Medipal Holdings Corp...................................   4,200     39,645
    Meiji Holdings Co., Ltd.................................   2,502    109,745
    Mitsubishi Chemical Holdings Corp.......................  37,500    292,304
   *Mitsubishi Corp.........................................   9,600    256,763
    Mitsubishi Gas Chemical Co., Inc........................  13,000    101,323
    Mitsubishi Heavy Industries, Ltd........................ 112,000    522,008
    Mitsubishi Logistics Corp...............................   3,000     34,485
    Mitsubishi Materials Corp...............................  35,000    119,215
    Mitsubishi Tanabe Pharma Corp...........................   5,000     90,592
    Mitsubishi UFJ Financial Group, Inc..................... 409,800  2,080,912
    Mitsui & Co., Ltd.......................................  50,400    948,875
    Mitsui Chemicals, Inc...................................  29,000    110,133
   #Mitsui Engineering & Shipbuilding Co., Ltd..............  23,000     48,762
    Mitsui O.S.K. Lines, Ltd................................  13,000     68,073
   *Mizuho Financial Group, Inc.............................  30,000     49,075
    Mizuho Securities Co., Ltd..............................  13,000     31,582
    MS&AD Insurance Group Holdings, Inc.....................  11,450    286,152
    Nagase & Co., Ltd.......................................   2,000     26,403
    Namco Bandai Holdings, Inc..............................   6,100     77,184
   #Nanto Bank, Ltd. (The)..................................   3,000     15,939
   *NEC Corp................................................  80,000    182,964
    Nippon Express Co., Ltd.................................  27,000    119,081

                                     1231

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Nippon Meat Packers, Inc...................................  5,000 $ 69,566
    Nippon Paper Group, Inc....................................  4,100   91,582
    Nippon Sheet Glass Co., Ltd................................ 16,000   51,031
    Nippon Shokubai Co., Ltd...................................  3,000   39,242
    Nippon Steel Corp.......................................... 86,000  289,659
    Nippon Television Network Corp.............................    190   28,946
    Nippon Yusen K.K........................................... 41,000  150,119
    Nishi-Nippon Bank, Ltd..................................... 18,000   55,348
    Nisshin Seifun Group, Inc..................................  6,000   76,651
    Nisshin Steel Co., Ltd..................................... 23,000   47,781
    Nisshinbo Holdings, Inc....................................  3,000   29,531
    NKSJ Holdings, Inc.........................................  6,000   39,590
    NOK Corp...................................................  2,200   40,748
    NTN Corp...................................................  3,000   18,116
    Obayashi Corp.............................................. 16,000   74,030
    Oji Paper Co., Ltd......................................... 27,000  134,983
    Onward Holdings Co., Ltd...................................  2,000   16,863
    Panasonic Corp............................................. 67,000  796,667
  #*Renesas Electronics Corp...................................  2,200   18,927
    Rengo Co., Ltd.............................................  6,000   39,571
    Ricoh Co., Ltd............................................. 24,000  258,176
    Rohm Co., Ltd..............................................  3,300  192,304
    Sankyo Co., Ltd............................................  1,800   96,129
    Sapporo Hokuyo Holdings, Inc...............................  6,000   25,934
    SBI Holdings, Inc..........................................    588   57,683
    Seiko Epson Corp...........................................  4,400   74,670
    Seino Holdings Co., Ltd....................................  2,000   15,378
    Sekisui Chemical Co., Ltd.................................. 11,000  101,633
    Sekisui House, Ltd......................................... 17,000  162,717
    Seven & I Holdings Co., Ltd................................ 21,700  618,769
   #Sharp Corp................................................. 32,000  294,784
    Shiga Bank, Ltd............................................  4,000   23,439
    Shimizu Corp............................................... 20,000   88,647
    Shinsei Bank, Ltd.......................................... 22,000   27,931
    Shizuoka Bank, Ltd......................................... 14,000  131,675
   *Showa Denko K.K............................................ 19,000   39,562
    SKY Perfect JSAT Holdings, Inc.............................     23   10,086
    Sojitz Corp................................................ 34,370   67,983
    Sony Corp..................................................  6,800  170,560
    Sony Corp. Sponsored ADR................................... 29,100  730,410
    Square Enix Holdings Co., Ltd..............................  1,500   29,170
    Sumitomo Bakelite Co., Ltd.................................  7,000   47,920
    Sumitomo Corp.............................................. 41,500  584,868
    Sumitomo Electric Industries, Ltd.......................... 24,400  364,253
    Sumitomo Forestry Co., Ltd.................................  3,000   28,472
   *Sumitomo Metal Industries, Ltd............................. 57,000  136,643
    Sumitomo Mitsui Financial Group, Inc....................... 22,500  707,827
    Sumitomo Rubber Industries, Ltd............................    200    2,596
    Suzuken Co., Ltd...........................................  3,000   75,295
   #Suzuki Motor Corp..........................................  9,600  222,346
   #Taiheiyo Cement Corp....................................... 11,600   22,855
    Taisei Corp................................................ 32,000   76,441
    Taisho Pharmaceutical Co., Ltd.............................  3,000   70,357
    Taiyo Yuden Co., Ltd.......................................  3,000   37,761
    Takashimaya Co., Ltd.......................................  6,000   44,675
    TDK Corp...................................................  2,600  133,935
    Teijin, Ltd................................................  1,000    4,468
   *Toho Co., Ltd./Tokyo.......................................  3,400   59,230
    Tokai Rika Co., Ltd........................................    600   11,748
    Tokuyama Corp..............................................  9,000   44,528
    Tokyo Broadcasting System, Inc.............................  1,700   21,673

                                     1232

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
JAPAN -- (Continued)
    Tokyo Steel Manufacturing Co., Ltd.....................   1,500 $    15,376
    Tokyo Tatemono Co., Ltd................................   8,000      32,661
    Toppan Printing Co., Ltd...............................  16,000     126,530
    Tosoh Corp.............................................   5,000      21,199
    Toyo Seikan Kaisha, Ltd................................   5,100      89,286
   *Toyoda Gosei Co., Ltd..................................   1,400      30,568
    Toyota Auto Body Co., Ltd..............................   2,000      36,219
   *Toyota Motor Corp......................................   4,700     191,873
   #Toyota Motor Corp. Sponsored ADR.......................  34,218   2,803,139
    Toyota Tsusho Corp.....................................   6,700     117,281
    TV Asahi Corp..........................................       9      14,495
    UNY Co., Ltd...........................................   5,300      52,052
   #Wacoal Corp............................................   2,000      26,608
    Yamaguchi Financial Group, Inc.........................   7,000      71,449
    Yamaha Corp............................................   5,000      59,160
    Yamato Holdings Co., Ltd...............................   8,200     140,477
    Yamato Kogyo Co., Ltd..................................   1,600      47,995
    Yamazaki Baking Co., Ltd...............................   2,000      27,683
   *Yokogawa Electric Corp.................................     900       7,951
    Yokohama Rubber Co., Ltd...............................   3,000      18,189
                                                                    -----------
TOTAL JAPAN................................................          24,115,862
                                                                    -----------
NETHERLANDS -- (3.3%)
   *Aegon NV...............................................  63,215     361,765
    Akzo Nobel NV..........................................   6,237     380,975
    APERAM NV..............................................     369      10,261
    APERAM NV Registered Shares............................      48       1,331
   #ArcelorMittal NV.......................................  36,543   1,139,090
    ArcelorMittal NV ADR...................................   3,900     121,485
    Delta Lloyd NV.........................................     271       5,922
   *ING Groep NV...........................................  76,119     816,835
  #*ING Groep NV Sponsored ADR.............................  33,135     355,870
    Koninklijke DSM NV.....................................   3,974     225,321
    Koninklijke Philips Electronics NV.....................  20,494     509,022
                                                                    -----------
TOTAL NETHERLANDS..........................................           3,927,877
                                                                    -----------
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd....................  16,752      33,236
    Contact Energy, Ltd....................................  20,560      93,571
                                                                    -----------
TOTAL NEW ZEALAND..........................................             126,807
                                                                    -----------
NORWAY -- (1.0%)
    Aker ASA...............................................     756      19,968
    DnB NOR ASA Series A...................................  22,187     322,646
   #Marine Harvest ASA.....................................  90,883      52,764
    Norsk Hydro ASA........................................  44,745     318,518
    Orkla ASA..............................................  35,448     333,125
  #*Renewable Energy Corp. ASA.............................  14,547      26,953
    Storebrand ASA.........................................  10,400      86,426
                                                                    -----------
TOTAL NORWAY...............................................           1,160,400
                                                                    -----------
PORTUGAL -- (0.1%)
  #*Banco Comercial Portugues SA...........................  27,682      12,770
   #Banco Espirito Santo SA................................  15,120      57,220
   *EDP Renovaveis SA......................................   9,843      63,812
                                                                    -----------
TOTAL PORTUGAL.............................................             133,802
                                                                    -----------
SINGAPORE -- (1.0%)
    CapitaLand, Ltd........................................ 105,000     252,470
    DBS Group Holdings, Ltd................................  11,792     151,961

                                     1233

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SINGAPORE -- (Continued)
    Fraser & Neave, Ltd.....................................  31,500 $  156,787
    Golden Agri-Resources, Ltd.............................. 277,000    167,535
   #Neptune Orient Lines, Ltd...............................   7,000      8,354
    Overseas Union Enterprise, Ltd..........................   3,000      7,190
   #Singapore Airlines, Ltd.................................  23,800    280,215
    Singapore Land, Ltd.....................................   1,000      5,775
    United Industrial Corp., Ltd............................  24,000     56,745
    UOL Group, Ltd..........................................  12,400     53,059
    Venture Corp., Ltd......................................   1,000      6,545
                                                                     ----------
TOTAL SINGAPORE.............................................          1,146,636
                                                                     ----------
SPAIN -- (2.0%)
    Acciona SA..............................................   2,700    279,230
    Banco Bilbao Vizcaya Argentaria SA......................   5,831     61,080
    Banco de Sabadell SA....................................  32,435    121,260
   #Banco Espanol de Credito SA.............................   5,651     42,851
   #Banco Popular Espanol SA................................  81,265    419,782
   #Banco Santander SA......................................  83,329    877,065
    CaixaBank SA............................................  12,529     72,365
   *CaixaBank SA Issue 11...................................     135        781
    Gas Natural SDG SA......................................  20,721    416,563
   *Iberdrola SA............................................   8,153     66,249
                                                                     ----------
TOTAL SPAIN.................................................          2,357,226
                                                                     ----------
SWEDEN -- (2.5%)
    Boliden AB..............................................   3,652     63,118
   *Meda AB Series A........................................   2,731     33,701
    Nordea Bank AB..........................................  77,229    821,410
    Skandinaviska Enskilda Banken AB Series A...............  54,182    412,350
   #SSAB AB Series A........................................   5,533     74,409
    SSAB AB Series B........................................   2,545     30,155
    Svenska Cellulosa AB Series B...........................  27,821    405,048
    Swedbank AB Series A....................................  21,949    384,350
    Tele2 AB Series B.......................................   3,376     71,794
    Telefonaktiebolaget LM Ericsson AB Sponsored ADR........  24,810    310,125
    TeliaSonera AB..........................................  57,228    437,634
                                                                     ----------
TOTAL SWEDEN................................................          3,044,094
                                                                     ----------
SWITZERLAND -- (4.4%)
    Adecco SA...............................................   1,412     84,850
    Baloise Holding AG......................................   2,647    263,309
    Credit Suisse Group AG..................................  18,064    649,446
    Givaudan SA.............................................     168    183,956
    Holcim, Ltd.............................................  10,522    721,446
    Lonza Group AG..........................................     799     68,051
    Novartis AG ADR.........................................  10,786    660,103
    Sulzer AG...............................................     234     34,000
    Swiss Life Holding AG...................................   1,200    178,183
   *Swiss Re, Ltd...........................................  12,607    709,759
   *UBS AG..................................................  37,291    615,620
    Zurich Financial Services AG............................   4,524  1,075,818
                                                                     ----------
TOTAL SWITZERLAND...........................................          5,244,541
                                                                     ----------
UNITED KINGDOM -- (16.7%)
    Associated British Foods P.L.C..........................  14,723    258,143
    Aviva P.L.C.............................................  93,481    608,790
    Barclays P.L.C..........................................     293      1,071
    Barclays P.L.C. Sponsored ADR...........................  75,248  1,095,611
    BP P.L.C. Sponsored ADR.................................  77,332  3,513,966
    Carnival P.L.C..........................................   3,722    128,606

                                     1234

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                         SHARES      VALUE++
                                                        ---------- ------------
UNITED KINGDOM -- (Continued)
   #Carnival P.L.C. ADR................................      7,800 $    269,880
   *International Consolidated Airlines Group SA.......     30,103      116,900
    International Power P.L.C..........................     64,095      320,814
    Kazakhmys P.L.C....................................      6,164      135,410
    Kingfisher P.L.C...................................    115,608      477,447
   *Lloyds Banking Group P.L.C. Sponsored ADR..........    125,774      349,652
    Mondi P.L.C........................................     16,202      158,492
    Old Mutual P.L.C...................................    158,148      328,144
    Pearson P.L.C. Sponsored ADR.......................        648       12,344
   *Resolution, Ltd....................................     33,995      153,692
    Rexam P.L.C........................................     45,392      275,810
   *Royal Bank of Scotland Group P.L.C.................    281,320      163,234
  #*Royal Bank of Scotland Group P.L.C. Sponsored ADR..     14,010      161,816
    Royal Dutch Shell P.L.C. ADR.......................     65,562    4,828,641
    Sainsbury (J.) P.L.C...............................     53,971      268,752
    TUI Travel P.L.C...................................      1,162        3,708
    Vodafone Group P.L.C...............................    672,985    1,889,145
    Vodafone Group P.L.C. Sponsored ADR................     99,927    2,807,949
    William Morrison Supermarkets P.L.C................     74,788      356,241
    Wolseley P.L.C.....................................      1,785       52,992
    WPP P.L.C..........................................     21,749      246,493
    Xstrata P.L.C......................................     46,073      974,283
                                                                   ------------
TOTAL UNITED KINGDOM...................................              19,958,026
                                                                   ------------
TOTAL COMMON STOCKS....................................             107,913,204
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
   *Banco Popular Espanol SA Rights 04/27/11...........         81            5
   *Banco Popular Espanol SA Rights 07/11/11...........     81,265        5,021
                                                                   ------------
TOTAL SPAIN............................................                   5,026
                                                                   ------------
TOTAL RIGHTS/WARRANTS..................................                   5,026
                                                                   ------------

                                                         SHARES/
                                                          FACE
                                                         AMOUNT      VALUE+
                                                        ---------- ------------
                                                          (000)
SECURITIES LENDING COLLATERAL -- (9.6%)
(S)@DFA Short Term Investment Fund.....................  9,952,628    9,952,628
   @Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.20%, 08/01/11 (Collateralized by
     $50,795,500 U.S. Treasury Note 0.750%, 06/15/14,
     valued at $1,599,142)## to be repurchased at
     $1,567,811........................................ $    1,568    1,567,785
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL....................              11,520,413
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $119,479,095)^^...............................            $119,438,643
                                                                   ============

                                     1235

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                                 VALUATION INPUTS
                                   --------------------------------------------
                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------
                                     LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                   ----------- ----------- ------- ------------
Common Stocks
    Australia..................... $    91,656 $ 5,358,878   --    $  5,450,534
    Austria.......................          --     270,274   --         270,274
    Belgium.......................          --   1,232,358   --       1,232,358
    Canada........................  12,550,855          --   --      12,550,855
    Denmark.......................          --   1,525,467   --       1,525,467
    Finland.......................          --     796,313   --         796,313
    France........................     122,932  10,139,599   --      10,262,531
    Germany.......................   2,043,923   8,156,560   --      10,200,483
    Greece........................          --      62,913   --          62,913
    Hong Kong.....................          --   1,544,836   --       1,544,836
    Ireland.......................     296,994          --   --         296,994
    Israel........................     110,411     793,723   --         904,134
    Italy.........................     310,000   1,290,241   --       1,600,241
    Japan.........................   3,533,549  20,582,313   --      24,115,862
    Netherlands...................     478,686   3,449,191   --       3,927,877
    New Zealand...................          --     126,807   --         126,807
    Norway........................          --   1,160,400   --       1,160,400
    Portugal......................          --     133,802   --         133,802
    Singapore.....................          --   1,146,636   --       1,146,636
    Spain.........................     877,065   1,480,161   --       2,357,226
    Sweden........................     310,125   2,733,969   --       3,044,094
    Switzerland...................   1,369,862   3,874,679   --       5,244,541
    United Kingdom................  13,039,859   6,918,167   --      19,958,026
    Spain.........................       5,026          --   --           5,026
Securities Lending Collateral.....          --  11,520,413   --      11,520,413
                                   ----------- -----------   --    ------------
TOTAL............................. $35,140,943 $84,297,700   --    $119,438,643
                                   =========== ===========   ==    ============

              See accompanying Notes to Schedules of Investments.

                                     1236

                       VA INTERNATIONAL SMALL PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                               SHARES  VALUE++
                                                               ------- --------
COMMON STOCKS -- (86.3%)
AUSTRALIA -- (6.6%)
   #Acrux, Ltd................................................   7,398 $ 33,332
    Adelaide Brighton, Ltd....................................  26,886   77,444
   *AED Oil, Ltd..............................................   4,139      613
   #Alesco Corp., Ltd.........................................   6,428   20,229
  #*Alkane Resources, Ltd.....................................   4,427    9,668
   *Alliance Resources, Ltd...................................  21,658    4,886
    Amalgamated Holdings, Ltd.................................   5,533   36,508
    Amcom Telecommunications, Ltd.............................  19,153    7,575
   *Ampella Mining, Ltd.......................................     616    1,633
    Ansell, Ltd...............................................   8,744  134,171
  #*Antares Energy, Ltd.......................................  12,881    7,436
    APA Group, Ltd............................................  22,748  100,398
   #APN News & Media, Ltd.....................................  27,122   32,955
  #*Arafura Resources, Ltd....................................   7,863    6,332
    ARB Corp., Ltd............................................   3,547   28,622
   #Aristocrat Leisure, Ltd...................................  13,779   36,897
  #*Aurora Oil & Gas, Ltd.....................................   5,774   20,114
    Ausdrill, Ltd.............................................  21,215   75,885
  #*Ausenco, Ltd..............................................   2,629    7,302
  #*Austal, Ltd...............................................   3,435   11,128
   *Austar United Communications, Ltd.........................  47,280   54,570
  #*Australian Agricultural Co., Ltd..........................  21,165   32,182
    Australian Infrastructure Fund............................  40,779   87,616
    Australian Pharmaceutical Industries, Ltd.................  21,680    6,420
   *Australian Worldwide Exploration, Ltd.....................  35,889   49,266
    Automotive Holdings Group NL..............................  12,565   28,242
    AVJennings, Ltd...........................................  21,460   10,826
   *Bandanna Energy, Ltd......................................   2,080    4,996
    Bank of Queensland, Ltd...................................   1,116    9,871
    Beach Petroleum, Ltd......................................  65,284   71,961
  #*Beadell Resources, Ltd....................................  10,811   10,008
    Bendigo Mining, Ltd.......................................  12,000    1,514
  #*Billabong International, Ltd..............................   4,663   30,126
   *Biota Holdings, Ltd.......................................   9,219    9,764
    Blackmores, Ltd...........................................     248    7,697
  #*BMA Gold, Ltd.............................................  31,752   17,796
    Boart Longyear, Ltd.......................................  30,454  135,500
   *Boom Logistics, Ltd.......................................  20,098    6,281
  #*Bow Energy, Ltd...........................................  12,835   14,360
    Bradken, Ltd..............................................   8,097   76,485
    Brickworks, Ltd...........................................   2,046   22,210
   #Cabcharge Australia, Ltd..................................   9,538   51,809
   *Cardno, Ltd...............................................   1,964   11,632
   *Carnarvon Petroleum, Ltd..................................   6,703    1,435
  #*Catalpa Resources, Ltd....................................   5,936   10,179
   #Cellestis, Ltd............................................   1,557    6,469
   *Ceramic Fuel Cells, Ltd...................................  91,856   15,687
   *Chemeq, Ltd...............................................   5,304       --
   *Citigold Corp., Ltd.......................................  58,895    4,578
   #Clough, Ltd...............................................  17,664   13,926
   *Coal of Africa, Ltd.......................................  22,474   26,375
  #*Coalspur Mines, Ltd.......................................  21,206   38,521
  #*Cockatoo Coal, Ltd........................................  39,936   19,506
    ConnectEast Group, Ltd.................................... 210,730  122,560
   #Consolidated Media Holdings, Ltd..........................  15,282   40,610
   #Count Financial, Ltd......................................  11,804   13,244
   #CSG, Ltd..................................................  14,081   15,030
    CSR, Ltd..................................................   7,400   21,356

                                     1237

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
AUSTRALIA -- (Continued)
  #*CuDeco, Ltd...............................................   4,262 $ 15,401
   #David Jones, Ltd..........................................  14,034   46,172
   *Deep Yellow, Ltd..........................................  47,823    8,900
   *Discovery Metals, Ltd.....................................  35,121   56,045
    Domino's Pizza Enterprises, Ltd...........................     611    4,090
    Downer EDI, Ltd...........................................  16,096   67,615
    DUET Group, Ltd...........................................  56,064   95,169
    DuluxGroup, Ltd...........................................   5,996   17,166
  #*Eastern Star Gas, Ltd.....................................  16,465   15,447
  #*Elders, Ltd...............................................  15,828    6,173
   *Emeco Holdings, Ltd.......................................  27,042   34,125
  #*Energy World Corp., Ltd...................................  50,545   36,593
    Envestra, Ltd.............................................  82,478   61,537
  #*Extract Resources, Ltd....................................   4,219   36,200
   #FKP Property Group, Ltd...................................  51,434   35,851
   #Fleetwood Corp., Ltd......................................   6,315   79,289
  #*Fletcher Building, Ltd....................................   6,829   48,018
    FlexiGroup, Ltd...........................................   6,860   15,851
   #Flight Centre, Ltd........................................   3,898   91,947
  #*Flinders Mines, Ltd....................................... 135,740   20,870
  #*Galaxy Resources, Ltd.....................................  21,890   16,379
  #*Gindalbie Metals, Ltd. (6369545)..........................  18,113   15,687
   *Gindalbie Metals, Ltd. (B3PFYN1)..........................      61       53
   *Gloucester Coal, Ltd......................................   2,290   23,411
    Goodman Fielder, Ltd......................................  90,244   89,018
    Graincorp, Ltd. Series A..................................  10,303   88,784
  #*Gryphon Minerals, Ltd.....................................   5,068   10,411
    GUD Holdings, Ltd.........................................   3,447   32,106
   *Gunns, Ltd................................................  32,848    8,993
   #GWA Group, Ltd............................................  14,186   40,457
    Hills Holdings, Ltd.......................................  26,079   33,120
  #*Horizon Oil, Ltd..........................................  65,914   22,830
   #iiNet, Ltd................................................   8,275   21,906
    Imdex, Ltd................................................  13,781   35,607
    Independence Group NL.....................................   8,931   57,413
    Industrea, Ltd............................................   5,224    6,766
   #Infigen Energy, Ltd.......................................  14,000    5,079
  #*Integra Mining, Ltd.......................................  18,984    9,929
  #*Intrepid Mines, Ltd.......................................   7,169   14,044
    Invocare, Ltd.............................................   6,435   49,671
    IOOF Holdings, Ltd........................................  13,685   97,208
    Iress Market Technology, Ltd..............................   6,392   60,660
  #*Iron Ore Holdings, Ltd....................................   7,983   11,717
   *Ivanhoe Australia, Ltd....................................   3,622   10,159
   #JB Hi-Fi, Ltd.............................................   7,902  130,082
   *Kagara, Ltd...............................................  27,762   18,594
   *Karoon Gas Australia, Ltd.................................   5,930   28,684
   #Kingsgate Consolidated, Ltd...............................   8,435   82,158
    Linc Energy, Ltd..........................................  12,969   40,007
   *Lynas Corp., Ltd..........................................  58,152  136,393
    MacMahon Holdings, Ltd....................................  42,067   26,670
    McMillan Shakespeare, Ltd.................................   6,700   68,228
    Medusa Mining, Ltd........................................   3,460   26,811
   #Mermaid Marine Australia, Ltd.............................   7,426   24,607
  #*Minara Resources, Ltd.....................................   6,662    4,891
   #Mincor Resources NL.......................................  14,047   13,779
   *Mineral Deposits, Ltd.....................................   3,059   18,734
    Mineral Resources, Ltd....................................   3,758   50,391
  #*Molopo Energy, Ltd........................................  15,907   13,721
   #Monadelphous Group, Ltd...................................   3,946   82,907
    Mortgage Choice, Ltd......................................  10,500   15,210

                                     1238

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
AUSTRALIA -- (Continued)
  #*Mount Gibson Iron, Ltd..................................... 38,346 $ 75,690
  #*Murchison Metals, Ltd......................................  8,000    6,809
  #*Myer Holdings, Ltd......................................... 22,072   55,960
   #Navitas, Ltd............................................... 19,169   79,195
   *Northern Iron, Ltd.........................................  3,728    7,571
   *Nufarm, Ltd................................................  9,844   46,916
    Oakton, Ltd................................................  7,474   17,667
  #*Orocobre, Ltd..............................................  7,127   16,229
    Pacific Brands, Ltd........................................ 43,040   30,738
   *PanAust, Ltd............................................... 32,804  147,619
    Panoramic Resources, Ltd...................................  7,300   14,242
   *Paperlinx, Ltd............................................. 26,157    4,021
    Peet, Ltd..................................................  6,045    9,610
   *Perilya, Ltd............................................... 20,989   16,490
   #Perpetual Trustees Australia, Ltd..........................  2,899   74,853
   *Perseus Mining, Ltd........................................ 24,847   84,817
  #*Pharmaxis, Ltd............................................. 13,796   16,638
   *Platinum Australia, Ltd.................................... 23,193    7,737
    PMP, Ltd................................................... 17,571   10,118
   #Premier Investments, Ltd...................................  3,174   19,330
    Primary Health Care, Ltd................................... 14,834   52,739
    Prime Media Group, Ltd.....................................  5,377    3,951
    Programmed Maintenance Service, Ltd........................  1,045    2,254
   *Ramelius Resources, Ltd.................................... 16,758   25,328
    RCR Tomlinson, Ltd......................................... 10,693   19,683
    REA Group, Ltd.............................................  1,460   19,175
   *Regis Resources, Ltd....................................... 21,064   62,980
   #Reject Shop, Ltd. (The)....................................  1,278   15,224
   *Resolute Mining, Ltd....................................... 14,432   21,421
  #*Rex Minerals, Ltd..........................................  7,834   19,632
    Ridley Corp., Ltd.......................................... 33,330   43,924
  #*Roc Oil Co., Ltd........................................... 19,451    7,151
   #SAI Global, Ltd............................................ 10,719   53,096
   #Salmat, Ltd................................................  3,642   13,675
  #*Samson Oil & Gas, Ltd...................................... 76,724   10,703
  #*Sandfire Resources NL......................................  2,891   24,769
   #Seek, Ltd..................................................  4,570   33,164
   #Select Harvests, Ltd.......................................  3,697    7,507
   #Servcorp, Ltd..............................................  1,569    5,121
   *Service Stream, Ltd........................................ 21,994   11,731
    Seven Group Holdings, Ltd..................................  1,665   16,712
   #Seven West Media, Ltd...................................... 14,749   58,100
    Sigma Pharmaceuticals, Ltd................................. 73,664   36,772
   *Silex System, Ltd..........................................  7,987   25,608
   *Silver Lake Resources, Ltd................................. 17,110   38,132
    Sirtex Medical, Ltd........................................  2,800   15,666
   *Skilled Group, Ltd.........................................  2,050    5,066
   #SMS Management & Technology, Ltd...........................  6,207   41,425
    Southern Cross Media Group, Ltd............................ 67,418  102,200
   #SP Telemedia, Ltd.......................................... 25,871   43,269
    Spark Infrastructure Group, Ltd............................ 83,944  119,662
    Specialty Fashion Group, Ltd............................... 19,600   17,425
    Spotless Group, Ltd........................................ 14,680   32,878
  #*St. Barbara, Ltd...........................................  9,666   19,544
   *Straits Resources, Ltd..................................... 11,702   10,112
    STW Communications Group, Ltd.............................. 15,518   15,983
   *Sunland Group, Ltd......................................... 14,139    9,016
    Super Retail Group, Ltd....................................  8,081   61,864
   *Tap Oil, Ltd............................................... 20,587   18,990
   #Tassal Group, Ltd..........................................  7,976   12,431
    Technology One, Ltd........................................ 23,020   27,838

                                     1239

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
AUSTRALIA -- (Continued)
    Ten Network Holdings, Ltd...............................  43,531 $   51,526
    Thakral Holdings Group, Ltd.............................  85,197     50,947
  #*Tiger Resources, Ltd....................................  13,405      7,268
    Transfield Services, Ltd................................  28,963    106,243
   *Transpacific Industries Group, Ltd......................  28,570     28,669
   #Troy Resources NL.......................................   2,843     12,647
    Trust Co., Ltd. (The)...................................     659      4,136
   *UXC, Ltd................................................  17,099     12,270
   #Village Roadshow, Ltd...................................  10,695     38,910
   *Virgin Blue Holdings, Ltd............................... 110,192     35,742
    Watpac, Ltd.............................................   6,412      9,860
   #Western Areas NL........................................   7,047     45,375
  #*White Energy Co., Ltd...................................   9,723     22,870
    WHK Group, Ltd..........................................   9,562      9,036
    Wide Bay Australia, Ltd.................................     777      7,140
   #Wotif.com Holdings, Ltd.................................   5,438     27,454
                                                                     ----------
TOTAL AUSTRALIA.............................................          6,483,734
                                                                     ----------

AUSTRIA -- (0.8%)
    Agrana Beteiligungs AG..................................     319     38,747
   *Bwin.Party Digital Entertainment P.L.C..................  17,195     38,643
    BWT AG..................................................     472     11,277
   *Constantia Packaging AG Escrow Shares...................     275         --
   #EVN AG..................................................   2,083     34,020
    Flughafen Wien AG.......................................     543     26,765
  #*Intercell AG............................................   2,073      8,373
    Lenzing AG..............................................     350     42,879
    Mayr-Melnhof Karton AG..................................     840     88,645
    Oberbank AG.............................................   1,045     69,749
   #Oesterreichischen Post AG...............................   1,448     43,084
    Palfinger AG............................................     904     29,640
    RHI AG..................................................     833     22,237
    Schoeller-Bleckmann Oilfield Equipment AG...............     838     81,711
   *Strabag SE..............................................   1,012     29,109
    Uniqa Versicherungen AG.................................   4,023     79,676
    Wienerberger AG.........................................   6,853    109,762
   #Zumtobel AG.............................................   2,862     67,114
                                                                     ----------
TOTAL AUSTRIA...............................................            821,431
                                                                     ----------

BELGIUM -- (1.0%)
    Ackermans & van Haaren NV...............................   2,011    177,841
   *Agfa-Gevaert NV.........................................  15,370     60,565
    Banque Nationale de Belgique SA.........................      20     83,881
    Barco NV................................................     500     35,800
    Compagnie d'Entreprises SA..............................     280     18,294
    Compagnie Immobiliere de Belgique SA....................     200      8,404
    Compagnie Maritime Belge SA.............................   1,500     37,870
  #*Deceuninck NV...........................................   6,500     13,332
    D'ieteren SA............................................   1,850    125,869
    Econocom Group SA.......................................   1,771     38,878
    Elia System Operator SA.................................   1,248     51,091
    Euronav SA..............................................   1,500     16,614
    EVS Broadcast Equipment SA..............................     477     30,014
    Exmar NV................................................   1,500     11,320
    Ion Beam Applications SA................................     675      5,857
    Melexis NV..............................................   1,058     16,392
   *Nyrstar NV..............................................   3,974     52,641
    Omega Pharma SA.........................................   1,200     59,140
    Recticel SA.............................................   1,421     15,092
    Roularta Media Group NV.................................     455     13,839
    Sipef NV................................................     460     42,074

                                     1240

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
BELGIUM -- (Continued)
    Tessenderlo Chemie NV....................................  1,592 $   63,903
   *ThromboGenics NV.........................................    707     17,049
    Van de Velde NV..........................................    393     21,023
                                                                     ----------
TOTAL BELGIUM................................................         1,016,783
                                                                     ----------

CANADA -- (10.3%)
   *5N Plus, Inc.............................................  2,300     19,956
    Aastra Technologies, Ltd.................................    800     15,473
  #*Absolute Software Corp...................................  2,400     10,424
   *Advantage Oil & Gas, Ltd................................. 10,879     75,605
   #Aecon Group, Inc.........................................  3,291     29,037
   #AG Growth International, Inc.............................     90      4,222
    AGF Management, Ltd. Class B.............................  5,044     91,752
    Akita Drilling, Ltd......................................  1,200     15,197
  #*Alacer Gold Corp......................................... 10,187     98,943
    Alamos Gold, Inc.........................................  3,100     54,930
   *Alexco Resource Corp.....................................  2,700     20,036
   #Algonquin Power & Utilities Corp.........................  4,700     27,892
    Alliance Grain Traders, Inc..............................    462     12,219
   #AltaGas, Ltd.............................................  2,600     72,004
   *Altius Minerals Corp.....................................  1,000     12,068
   *Anderson Energy, Ltd.....................................  5,100      4,163
   *Angle Energy, Inc........................................  2,700     27,100
   *Antrim Energy, Inc.......................................  6,500      7,143
   *Anvil Mining, Ltd........................................  4,200     29,188
  #*Argonaut Gold, Inc.......................................  2,400     14,644
    Astral Media, Inc. Class A...............................  3,600    137,564
   #Atlantic Power Corp......................................  2,516     39,131
   *Atrium Innovations, Inc..................................    831     13,029
   *ATS Automation Tooling System, Inc.......................  5,060     41,308
  #*Aura Minerals, Inc.......................................  5,100     10,622
  #*AuRico Gold, Inc.........................................  5,943     72,153
   *Aurizon Mines, Ltd....................................... 12,400     72,937
   *Avion Gold Corp..........................................  9,076     18,998
   *AXIA NetMedia Corp.......................................  4,000      4,856
   *B2Gold Corp.............................................. 13,000     44,628
   *Baja Mining Corp.........................................    258        308
  #*Ballard Power Systems, Inc...............................  3,700      5,770
   *Bankers Petroleum, Ltd................................... 14,456     90,780
   *Bellatrix Exploration, Ltd...............................  4,800     24,767
  #*BioExx Specialty Proteins, Ltd........................... 10,300     10,133
  #*Birchcliff Energy, Ltd...................................  4,800     69,730
   *BlackPearl Resources, Inc................................ 10,525     65,654
    BMTC Group, Inc..........................................    850     18,878
   *BNK Petroleum, Inc.......................................  3,400     15,337
   #Bonterra Energy Corp.....................................    562     32,822
   *Boralex, Inc. Class A....................................  2,200     18,513
   *Breakwater Resources, Ltd................................  1,850     14,367
   *Bridgewater Systems Corp.................................  1,850     15,819
  #*Brigus Gold Corp......................................... 11,639     19,491
  #*Burcon NutraScience Corp.................................    600      5,457
   #Calfrac Well Services, Ltd...............................  1,700     64,605
   *Calvalley Petroleum, Inc.................................  3,100      6,749
    Canaccord Capital, Inc...................................  3,489     47,107
    Canada Bread Co., Ltd....................................    800     39,353
   #Canadian Energy Services & Technology Corp...............  1,011     12,687
   #Canadian Western Bank....................................  2,800     89,235
    Canam Group, Inc. Class A................................  2,100     14,660
   *Canfor Corp..............................................  7,200     77,543
    Canfor Pulp Products, Inc................................    539      9,669
   *Cangene Corp.............................................  2,500      4,108

                                     1241

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (Continued)
   *Canyon Services Group, Inc.................................  1,400 $ 22,096
    Capstone Infrastructure Corp...............................  1,494   11,493
  #*Capstone Mining Corp....................................... 13,215   48,962
   *Cardiome Pharma Corp.......................................  2,500   12,429
    Cascades, Inc..............................................  3,900   25,226
   #Cash Store Financial Services, Inc. (The)..................    605    7,396
   *Catalyst Paper Corp........................................ 24,005    2,889
    Cathedral Energy Services, Ltd.............................    511    4,562
    CCL Industries, Inc. Class B...............................  1,500   50,866
   *Celestica, Inc............................................. 16,300  143,134
   *Celtic Exploration, Ltd....................................  3,000   75,734
   *Cequence Energy, Ltd.......................................  2,168    9,530
   *China Gold International Resources Corp., Ltd..............  9,700   36,751
   *Chinook Energy, Inc........................................  1,124    2,459
    Churchill Corp. Class A (The)..............................  1,045   18,932
    Cineplex, Inc..............................................  2,300   57,990
    Cogeco Cable, Inc..........................................  1,000   50,322
   *Cogeco, Inc................................................    200    9,294
   *Colossus Minerals, Inc.....................................  2,400   19,643
   *COM DEV International, Ltd.................................  4,500    9,655
   *Compton Petroleum Corp.....................................  7,200      942
    Computer Modelling Group, Ltd..............................    400    5,359
   *Connacher Oil & Gas, Ltd................................... 18,200   19,620
   #Contrans Group, Inc........................................    222    1,975
   *Copper Mountain Mining Corp................................  2,900   21,247
    Corby Distilleries, Ltd....................................    900   15,495
  #*Corridor Resources, Inc....................................  2,900    9,197
   #Corus Entertainment, Inc. Class B..........................  5,400  121,174
  #*Corvus Gold, Inc...........................................    630      343
  #*Cott Corp..................................................  5,400   44,762
   *Crew Energy, Inc...........................................  3,552   56,508
   *Crystallex International Corp.............................. 14,000    1,612
   *Davis & Henderson Income Corp..............................    920   17,717
   #Daylight Energy, Ltd....................................... 10,314   98,881
   *Delphi Energy Corp.........................................  7,188   17,980
   *Denison Mines Corp......................................... 13,884   29,353
   *Descartes Systems Group, Inc. (The)........................  5,100   35,176
   *Detour Gold Corp...........................................  2,900   91,148
    Dollarama, Inc.............................................  1,770   59,207
    Dorel Industries, Inc. Class B.............................  1,600   46,872
  #*DragonWave, Inc............................................  1,751    8,943
  #*Duluth Metals, Ltd.........................................  6,500   19,457
   *Dundee Capital Markets, Inc................................  4,400    5,388
  #*Dundee Precious Metals, Inc................................  4,755   41,257
   *Eastern Platinum, Ltd...................................... 39,900   41,760
  #*ECU Silver Mining, Inc..................................... 13,950   10,366
    E-L Financial Corp., Ltd...................................     18    8,789
   #Enbridge Income Fund Holdings, Inc.........................    595   11,197
   *Endeavour Silver Corp......................................  4,916   48,005
    Enerflex, Ltd..............................................  3,109   38,202
    Ensign Energy Services, Inc................................  6,994  150,648
    Equitable Group, Inc.......................................    400   12,174
   *Euro Goldfields, Ltd.......................................  5,700   72,067
    Evertz Technologies, Ltd...................................  3,700   48,987
  #*Excellon Resources, Inc....................................  9,550    7,896
   *Fairborne Energy, Ltd......................................  5,400   27,468
   *First Majestic Silver Corp.................................  5,500  123,130
    First National Financial Corp..............................    300    5,259
   *First Uranium Corp.........................................  4,800    2,060
   *FirstService Corp..........................................    915   32,972
   *Flint Energy Services, Ltd.................................  2,500   32,995

                                     1242

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (Continued)
   *Forsys Metals Corp.........................................  2,500 $  3,297
   *Fortress Paper, Ltd........................................    500   16,286
   *Fortuna Silver Mines, Inc..................................  3,900   22,450
    Forzani Group, Ltd. Class A................................  2,300   63,479
   *Galleon Energy, Inc. Class A...............................  5,400   19,386
   *Garda World Security Corp..................................    906    9,786
    Genivar, Inc...............................................    417   11,260
    Gennum Corp................................................  1,400   10,257
   *Glacier Media, Inc.........................................  1,800    4,107
    Gluskin Shef & Associates, Inc.............................  1,000   18,954
  #*GLV, Inc...................................................    781    4,627
    GMP Capital, Inc...........................................  2,541   30,584
  #*Golden Star Resources, Ltd................................. 13,100   32,906
   *Gran Tierra Energy, Inc.................................... 10,925   76,153
   *Grande Cache Coal Corp.....................................  3,400   31,030
  #*Great Basin Gold, Ltd...................................... 15,800   31,585
   *Great Canadian Gaming Corp.................................  3,200   26,090
  #*Greystar Resources, Ltd....................................  2,300    6,138
    Groupe Aeroplan, Inc....................................... 12,000  169,177
   *Guyana Goldfields, Inc.....................................  1,829   15,314
   *Hanfeng Evergreen, Inc.....................................  2,400    9,445
   *Harry Winston Diamond Corp.................................  3,200   49,836
   *Heroux-Devtek, Inc.........................................  2,400   19,995
   *High River Gold Mines, Ltd................................. 10,580   14,063
    Home Capital Group, Inc....................................  1,850   99,737
   *Horizon North Logistics, Inc...............................  3,300   16,717
   *HudBay Minerals, Inc.......................................  6,631   91,263
  #*Imax Corp..................................................  2,381   45,330
   *Imperial Metals Corp.......................................  2,500   60,835
   *Imris, Inc.................................................  1,500    9,891
   #Innergex Renewable Energy, Inc.............................  2,210   22,691
   *International Forest Products, Ltd. Class A................  3,600   18,161
  #*International Tower Hill Mines, Ltd........................  1,260    9,495
   *Intertape Polymer Group, Inc...............................    900    2,185
  #*Ivanhoe Energy, Inc........................................ 10,100   17,125
  #*Jaguar Mining, Inc.........................................  4,030   19,149
    Jean Coutu Group (PJC), Inc. Class A (The).................  3,375   42,388
   #Just Energy Group, Inc.....................................  5,779   82,259
   *Keegan Resources, Inc......................................  2,901   23,288
    Killam Properties, Inc.....................................  2,140   24,414
   *Kingsway Financial Services, Inc...........................  2,400    2,135
   *Kirkland Lake Gold, Inc....................................  3,200   54,960
   *La Mancha Resources, Inc...................................  4,326   10,097
   *Labopharm, Inc.............................................  2,500      602
   *Labrador Iron Mines Holdings, Ltd..........................  1,400   16,016
   *Lake Shore Gold Corp....................................... 15,400   34,976
   *Laramide Resources, Ltd....................................  1,600    1,993
    Laurentian Bank of Canada..................................  1,400   62,802
    Le Chateau, Inc. Class A...................................  1,200    8,741
   *Legacy Oil & Gas, Inc......................................  5,600   66,289
    Leisureworld Senior Care Corp..............................    571    6,460
    Leon's Furniture, Ltd......................................  2,400   31,273
    Linamar Corp...............................................  3,100   62,425
    Liquor Stores N.A., Ltd....................................    775   12,183
    MacDonald Dettweiler & Associates, Ltd.....................  1,700   94,248
  #*MAG Silver Corp............................................  2,486   24,952
    Major Drilling Group International, Inc....................  3,600   53,730
    Manitoba Telecom Services, Inc.............................  1,345   43,597
    Maple Leaf Foods, Inc......................................  5,400   64,430
   *Martinrea International, Inc...............................  3,500   28,683
   *Maxim Power Corp...........................................  1,300    3,565

                                     1243

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (Continued)
    MDS, Inc...................................................  8,500 $ 86,294
  #*Mega Uranium, Ltd..........................................  2,800    1,084
  #*Mercator Minerals, Ltd.....................................  8,400   23,913
    Methanex Corp..............................................  1,326   39,276
   *Midway Energy, Ltd.........................................  6,100   28,538
   *Minefinders Corp...........................................  3,400   49,677
   *Minera Andes, Inc.......................................... 17,100   41,343
   *Mood Media Corp............................................  5,500   17,787
    Morneau Shepell, Inc.......................................    101    1,072
    Mosaid Technologies, Inc...................................  1,000   35,502
   #Mullen Group, Ltd..........................................  3,498   81,460
   #NAL Energy Corp............................................  5,700   65,624
  #*Nautilus Minerals, Inc.....................................  5,100   15,907
   *Neo Material Technologies, Inc.............................  2,450   22,822
    Newalta Corp...............................................  1,795   23,634
  #*NGEx Resources, Inc........................................    528    2,034
   *Norbord, Inc...............................................  1,690   18,679
  #*North American Energy Partners, Inc........................  1,500    9,027
   *North American Palladium, Ltd..............................  5,795   24,140
    North West Co., Inc. (The).................................    274    5,801
   *Northern Dynasty Minerals, Ltd.............................  2,375   25,255
  #*Northgate Minerals Corp.................................... 22,300   71,887
   #Northland Power, Inc.......................................  3,254   55,173
  #*NovaGold Resources, Inc....................................  4,050   40,481
    Nuvista Energy, Ltd........................................  4,124   44,199
   *OceanaGold Corp............................................  2,372    5,958
  #*Oncolytics Biotech, Inc....................................  4,000   17,793
   *Open Range Energy Corp.....................................  3,184   21,561
   *Pace Oil & Gas, Ltd........................................    525    3,544
  #*Paladin Labs, Inc..........................................    387   17,397
   *Paramount Resources, Ltd. Class A..........................  2,300   80,643
   #Parkland Fuel Corp.........................................    959   12,255
   #Pason Systems, Inc.........................................  3,100   47,857
   #Perpetual Energy, Inc......................................  4,555   15,589
  #*Petrobank Energy & Resources, Ltd..........................  4,852   75,158
    PHX Energy Services Corp...................................    700    7,612
   *Pilot Gold, Inc............................................  2,374    5,690
  #*PolyMet Mining Corp........................................  7,263   11,631
   *Precision Drilling Corp....................................  1,267   21,880
    Premium Brands Holdings Corp...............................  1,330   21,381
   #Provident Energy, Ltd......................................  5,300   46,984
   *QLT, Inc...................................................  5,800   40,004
   *Quadra FNX Mining, Ltd..................................... 10,651  169,555
    Quebecor, Inc. Class B.....................................  3,900  123,721
   *Queenston Mining, Inc......................................  2,500   18,316
  #*Questerre Energy Corp......................................  6,950    6,547
   *Ram Power Corp.............................................  2,670    1,272
    Reitmans Canada, Ltd. Class A..............................  4,500   70,129
  #*Resverlogix Corp...........................................  1,300    1,986
    Richelieu Hardware, Ltd....................................  1,000   28,625
   #Ritchie Brothers Auctioneers, Inc..........................  6,300  173,020
    RONA, Inc..................................................  8,785  101,325
   *Rubicon Minerals Corp......................................  8,300   34,922
   *RuggedCom, Inc.............................................    981   20,227
   #Russel Metals, Inc.........................................  4,900  119,391
   *Sabina Gold & Silver Corp..................................  5,619   33,286
   *Sandvine Corp..............................................  5,900   13,215
   *Savanna Energy Services Corp...............................  4,382   44,808
   *Seabridge Gold, Inc........................................    630   17,546
    Sears Canada, Inc..........................................    275    4,395
   *Secure Energy Services, Inc................................    279    2,611

                                     1244

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------ -----------
CANADA -- (Continued)
   *SEMAFO, Inc............................................. 12,700 $   113,382
   #ShawCor, Ltd............................................  3,000      94,196
    Sherritt International Corp.............................  9,100      56,860
   *Shore Gold, Inc......................................... 15,000       8,792
   *Sierra Wireless, Inc....................................  1,200      12,936
  #*Silver Standard Resources, Inc..........................  4,900     134,058
   #Silvercorp Metals, Inc..................................  8,700      90,328
  #*Southern Pacific Resource Corp.......................... 11,700      20,083
  #*SouthGobi Resources, Ltd................................  9,305     105,569
   *Sprott Resource Corp....................................  1,925      10,195
   *Sprott Resource Lending Corp............................  6,900      11,844
   #Sprott, Inc.............................................  1,938      16,876
   *St. Andrew Goldfields, Ltd.............................. 13,300      10,997
   *Stantec, Inc............................................  2,400      68,399
    Stella-Jones, Inc.......................................    700      27,027
   #Student Transportation, Inc.............................  3,797      24,639
   *SunOpta, Inc............................................  3,300      19,342
   #Superior Plus Corp......................................  4,400      50,242
  #*Swisher Hygiene, Inc....................................  5,400      24,359
  #*Tanzanian Royalty Exploration Corp......................  3,400      21,138
   *Taseko Mines, Ltd.......................................  7,000      31,284
   *Tembec, Inc.............................................  1,115       4,318
   *Theratechnologies, Inc..................................  1,400       6,008
  #*Thompson Creek Metals Co., Inc..........................  9,365      84,686
  #*Timminco, Ltd...........................................  6,400       2,344
   #TMX Group, Inc..........................................    202       9,226
  #*Torex Gold Resources, Inc...............................  3,445       6,274
    Toromont Industries, Ltd................................  3,109      59,190
    Torstar Corp. Class B...................................  3,700      43,372
    Total Energy Services, Inc..............................    890      14,531
    Transcontinental, Inc. Class A..........................  3,600      57,535
    TransForce, Inc.........................................  3,151      46,237
   *TransGlobe Energy Corp..................................  4,200      45,057
   #Trilogy Energy Corp.....................................  2,255      64,196
    Trinidad Drilling, Ltd..................................  6,200      64,826
    TVA Group, Inc. Class B.................................  1,200      15,699
   *Twin Butte Energy, Ltd..................................  4,408      11,580
   *UEX Corp................................................  6,400       7,234
    Uni-Select, Inc.........................................    800      22,021
   #Veresen, Inc............................................  5,338      78,049
   *Vero Energy, Inc........................................  3,031      17,194
  #*Virginia Mines, Inc.....................................  1,215      10,809
   *Vitran Corp., Inc.......................................  1,100      11,392
    Wajax Corp..............................................    311      11,588
    WaterFurnace Renewable Energy, Inc......................    300       7,234
    Wesdome Gold Mines, Ltd.................................  3,085       8,847
   #West Fraser Timber Co., Ltd.............................  2,500     119,603
  #*Westfire Energy, Ltd....................................  2,900      21,247
  #*Westport Innovations, Inc...............................  2,900      74,090
    Wi-Lan, Inc.............................................  4,600      43,379
    Winpak, Ltd.............................................  2,400      30,017
   *Xtreme Coil Drilling Corp...............................  1,900       9,565
   *Zarlink Semiconductor, Inc.............................. 11,020      42,329
                                                                    -----------
TOTAL CANADA................................................         10,169,671
                                                                    -----------
DENMARK -- (0.9%)
   *Alk-Abello A.S..........................................     22       1,229
   *Alm. Brand A.S. (Almindelig Brand)......................  7,780      16,651
   *Amagerbanken A.S........................................  6,200          --
    Ambu A.S................................................    212       5,784
    Auriga Industries A.S. Series B.........................    950      16,359

                                     1245

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
DENMARK -- (Continued)
   *Bang & Olufsen Holdings A.S................................  2,970 $ 35,162
   *Bavarian Nordic A.S........................................    600    7,917
   #D/S Norden A.S.............................................  1,218   40,099
   *Dalhoff Larsen & Horneman A.S..............................  1,100    2,477
    DFDS A.S...................................................    512   41,806
    East Asiatic Co., Ltd. A.S.................................  1,200   37,175
   *Fionia Holding A.S.........................................    750       --
   *Genmab A.S.................................................    953    7,381
    GN Store Nord A.S.......................................... 10,683   96,682
   *Greentech Energy Systems A.S...............................  2,200    7,625
    IC Companys A.S............................................    310   11,726
   *NeuroSearch A.S............................................  1,221    9,931
   #NKT Holding A.S............................................  1,466   90,605
    Nordjyske Bank A.S.........................................    422    7,312
  #*Parken Sport & Entertainment A.S...........................    400    7,732
    Per Aarsleff A.S. Series B.................................    150   13,166
    Ringkjoebing Landbobank A.S................................    188   23,099
    Royal Unibrew A.S..........................................    500   33,978
    Satair A.S.................................................    473   52,176
    Schouw & Co. A.S...........................................  1,700   42,662
    SimCorp A.S................................................    200   37,018
   *Sjaelso Gruppen A.S........................................  1,000    1,408
    Solar Holdings A.S. Series B...............................    268   17,698
   *Spar Nord Bank A.S.........................................  1,650   13,692
   *Sparbank A.S...............................................    225    2,900
    Sydbank A.S................................................  3,339   78,261
   *Thrane & Thrane A.S........................................    400   19,208
   *TK Development A.S.........................................  2,549   10,541
   *Topdanmark A.S.............................................    522   93,475
   *TopoTarget A.S............................................. 14,000    5,266
   *Vestjysk Bank A.S..........................................    725    5,282
                                                                       --------
TOTAL DENMARK..................................................         893,483
                                                                       --------
FINLAND -- (2.1%)
    Ahlstrom Oyj...............................................    225    4,579
    Alma Media Oyj.............................................  4,469   40,988
    Amer Sports Oyj Series A...................................  8,795  133,236
    Aspo Oyj...................................................  2,685   27,910
    Cargotec Oyj Series B......................................    940   36,285
   *Citycon Oyj................................................  4,454   18,165
    Cramo Oyj..................................................  1,300   25,259
   *Elcoteq SE.................................................    500      330
   *Elektrobit Corp. Oyj.......................................  7,600    6,110
   #Elisa Oyj..................................................  3,753   80,657
   *Finnair Oyj................................................  3,800   18,459
   *Finnlines Oyj..............................................  2,099   23,431
   #Fiskars Oyj Abp............................................  3,740   79,571
   #F-Secure Oyj...............................................  5,200   16,682
   *Glaston Oyj Abp............................................  4,200    5,564
    HKScan Oyj.................................................  1,550   11,464
    Huhtamaki Oyj..............................................  4,350   56,577
    KCI Konecranes Oyj.........................................  3,400  108,040
    Kemira Oyj.................................................  4,600   73,871
    Kesko Oyj..................................................    389   15,095
    Lassila & Tikanoja Oyj.....................................  2,281   37,355
    Lemminkainen Oyj...........................................    500   16,868
  #*M-Real Oyj Series B........................................  6,143   22,621
    Neste Oil Oyj..............................................    689    8,999
    Olvi Oyj Series A..........................................  1,278   32,969
    Oriola-KD Oyj Series B.....................................  3,288   10,124
    Orion Oyj Series A.........................................  3,616   85,533

                                     1246

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
FINLAND -- (Continued)
    Orion Oyj Series B.......................................  5,451 $  131,725
   #Outokumpu Oyj............................................  5,107     54,482
    Outotec Oyj..............................................    956     46,952
    PKC Group Oyj............................................  1,500     32,435
    Pohjola Bank P.L.C.......................................  8,736    106,294
    Ponsse Oyj...............................................  1,180     16,099
   #Poyry Oyj................................................  3,314     44,162
    Raisio P.L.C. Series V...................................  4,000     12,912
    Ramirent Oyj.............................................  2,800     29,040
    Rapala VMC Oyj...........................................  1,900     17,052
   #Rautaruukki Oyj Series K.................................  4,870     99,339
   #Ruukki Group Oyj......................................... 13,258     27,361
   #Sanoma Oyj...............................................  5,315     93,050
    Stockmann Oyj Abp Series A...............................  1,299     36,628
   #Stockmann Oyj Abp Series B...............................  1,709     44,892
   *Technopolis Oyj..........................................  1,190      5,736
   *Tecnomen Lifetree Oyj....................................  5,600      3,452
   #Tieto Oyj................................................  3,912     57,999
    Tikkurila Oyj............................................  1,149     25,920
   #Uponor Oyj Series A......................................  3,000     44,290
    Vacon Oyj................................................    695     39,902
    Vaisala Oyj Series A.....................................    700     22,843
    Yit Oyj..................................................  5,529    122,525
                                                                     ----------
TOTAL FINLAND................................................         2,111,832
                                                                     ----------
FRANCE -- (4.2%)
   *Ales Groupe SA...........................................    960     18,912
    ALTEN SA.................................................  2,004     74,762
  #*Altran Technologies SA...................................  5,342     42,514
    April SA.................................................  1,417     32,375
    Arkema SA................................................  2,572    250,922
    Assystem SA..............................................    808     18,446
  #*Atari SA.................................................     88        260
    Atos SA..................................................  3,083    169,797
   *Axway Software SA........................................    500     12,968
    Beneteau SA..............................................  2,000     35,946
    Boiron SA................................................    712     30,376
    Bonduelle SCA............................................    272     26,114
    Bongrain SA..............................................    669     62,432
   #Bourbon SA...............................................  2,883    120,258
   *Bull SA..................................................  1,837     11,050
    Canal Plus SA............................................  2,031     13,758
    CEGID Group SA...........................................    250      7,206
    Ciments Francais SA......................................     33      3,406
   *Club Mediterranee SA.....................................    800     18,961
    Delachaux SA.............................................    516     59,535
   *Derichebourg SA..........................................  4,536     29,935
    Electricite de Strasbourg SA.............................    132     20,894
    Entrepose Contracting SA.................................    184     24,924
    Esso S.A.F...............................................    197     24,138
   *Establissements Maurel et Prom SA........................  6,624    152,050
    Euler Hermes SA..........................................    711     62,428
    Faurecia SA..............................................  2,080     80,233
    Fimalac SA...............................................    506     20,130
    Gaumont SA...............................................    129      6,947
   *GFI Informatique SA......................................  1,729      9,728
    GL Events SA.............................................    619     21,390
    Groupe Crit SA...........................................    450     14,122
    Groupe Steria SCA........................................  1,768     44,742
    Guerbet SA...............................................    122     14,191
    Guyenne et Gascogne SA...................................    300     40,880

                                     1247

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
FRANCE -- (Continued)
   *Haulotte Group SA........................................  1,014 $   19,274
    Havas SA................................................. 26,436    123,742
    Ingenico SA..............................................  2,567    108,182
   *Ipsen SA.................................................    366     11,937
    Ipsos SA.................................................  1,795     84,929
   #Laurent-Perrier SA.......................................    195     27,211
    Lisi SA..................................................    500     49,163
    M6 Metropole Television SA...............................  2,898     66,137
   *Manitou BF SA............................................  1,600     48,790
    Manutan International SA.................................    508     35,587
    Mersen SA................................................  1,018     55,013
   #Neopost SA...............................................  1,866    149,111
    Nexans SA................................................  2,122    183,094
    Nexity SA................................................    825     37,152
    Norbert Dentressangle SA.................................    170     19,863
   *NRJ Group SA.............................................  2,200     26,670
    Orpea SA.................................................    686     33,603
   #PagesJaunes Groupe SA....................................    475      3,770
    Pierre & Vacances SA.....................................    387     30,595
    Plastic Omnium SA........................................  1,116     38,685
    Rallye SA................................................  1,027     40,069
   *Recylex SA...............................................  1,500     12,273
   #Remy Cointreau SA........................................  1,595    142,334
    Rhodia SA................................................    795     35,931
    Rubis SA.................................................    984     57,420
    SA des Ciments Vicat.....................................    256     18,928
    Saft Groupe SA...........................................    823     26,745
    SAMSE SA.................................................    132     13,299
    Sechilienne SA...........................................  1,311     31,244
    Societe BIC SA...........................................  1,629    153,835
    Societe des Bains de Mer et du Cercle des Etrangers a
      Monaco SA..............................................    210     13,115
   *Societe Television Francaise 1 SA........................    930     17,734
  #*Soitec SA................................................  6,107     54,541
    Somfy SA.................................................    212     63,258
    Sopra Group SA...........................................    500     37,460
   *Ste Industrielle d'Aviation Latecoere SA.................    468      6,790
    Stef-TFE SA..............................................    287     18,245
    Sucriere de Pithiviers Le Vieil SA.......................     23     27,786
   *Technicolor SA...........................................  3,005     16,588
    Teleperformance SA.......................................  2,889     74,430
  #*Theolia SA...............................................  3,351      5,702
    Toupargel Groupe SA......................................    390      7,530
    Trigano SA...............................................  1,363     36,409
   *UbiSoft Entertainment SA.................................  1,884     15,679
    Valeo SA.................................................  1,459     89,381
    Viel et Compagnie SA.....................................  4,111     20,636
    Vilmorin & Cie SA........................................    344     37,254
   #Virbac SA................................................    328     57,328
    VM Materiaux SA..........................................    186     11,998
    Zodiac Aerospace SA......................................  2,571    222,374
                                                                     ----------
TOTAL FRANCE.................................................         4,095,554
                                                                     ----------
GERMANY -- (4.5%)
   *Aareal Bank AG...........................................  1,820     53,948
   *ADVA AG Optical Networking...............................  1,887     11,609
   *Agennix AG...............................................    310      1,354
   #Aixtron SE...............................................  5,535    148,697
    AUGUSTA Technologie AG...................................    189      4,670
    Aurubis AG...............................................  2,266    140,270
   *Baader Bank AG...........................................  2,200      8,637
  #*Balda AG.................................................    916     10,994

                                     1248

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
GERMANY -- (Continued)
   *Bauer AG...................................................    422 $ 16,964
    Bechtle AG.................................................    929   42,579
    Bertrandt AG...............................................    316   22,716
    Bilfinger Berger SE........................................  2,546  251,101
    Biotest AG.................................................    393   28,683
    Carl Zeiss Meditec AG......................................  1,674   37,127
    Centrotec Sustainable AG...................................  1,248   30,504
   *Centrotherm Photovoltaics AG...............................    273    9,344
    Cewe Color Holding AG......................................    476   20,861
    Comdirect Bank AG..........................................  2,500   26,195
  #*Conergy AG.................................................  7,693    8,851
  #*Constantin Medien AG.......................................  3,300    8,290
    CTS Eventim AG.............................................  1,358   49,560
   *Curanum AG.................................................  2,412    9,468
    Demag Cranes AG............................................    707   46,975
    Deutsche Wohnen AG.........................................    614    9,952
   *Deutz AG...................................................  4,400   42,482
   *Dialog Semiconductor P.L.C.................................  1,017   19,916
    Douglas Holding AG.........................................  1,917   92,412
    Drillisch AG...............................................  1,695   20,776
    Duerr AG...................................................    500   22,342
    DVB Bank SE................................................  2,260   80,638
   #ElreingKlinger AG..........................................  1,426   42,518
   *Evotec AG..................................................  4,738   14,287
    Fielmann AG................................................    827   86,369
   #Freenet AG.................................................  2,985   36,111
    Fuchs Petrolub AG..........................................  1,203   58,261
   *GAGFAH SA..................................................  2,491   16,948
    Gerresheimer AG............................................  1,899   96,126
    Gerry Weber International AG...............................  1,926   63,814
    GFK SE.....................................................  1,560   78,435
   *Gildemeister AG............................................  3,323   60,909
   *Grammer AG.................................................    863   20,261
    Grenkeleasing AG...........................................    327   19,573
  #*Heidelberger Druckmaschinen AG............................. 12,528   35,482
    Indus Holding AG...........................................    494   15,328
    Interseroh SE..............................................    220   16,033
   *IVG Immobilien AG..........................................  6,804   46,796
   *Jenoptik AG................................................  3,249   25,277
    Kloeckner & Co. SE.........................................  3,493   85,060
    Koenig & Bauer AG..........................................  1,126   21,703
    Kontron AG.................................................  2,224   22,290
   #Krones AG..................................................    792   60,626
    KSB AG.....................................................     31   25,158
   *Kuka AG....................................................  1,360   36,267
    KWS Saat AG................................................    150   31,526
    Leoni AG...................................................  1,605   90,300
    LPKF Laser & Electronics AG................................    984   16,239
  #*Manz AG....................................................     20      746
    Medion AG..................................................  1,579   29,042
    MLP AG.....................................................  3,534   32,466
   *Morphosys AG...............................................  1,083   30,586
    MTU Aero Engines Holding AG................................  1,946  143,666
    MVV Energie AG.............................................    364   11,796
    Nemetschek AG..............................................    707   31,411
  #*Nordex SE..................................................  1,260    9,062
    Pfeiffer Vacuum Technology AG..............................    432   48,313
  #*Pfleiderer AG..............................................  3,100    2,521
    PNE Wind AG................................................  4,418   12,468
   *QSC AG.....................................................  2,060    7,664
    Rational AG................................................    151   40,894

                                     1249

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
GERMANY -- (Continued)
    Renk AG..................................................    457 $   47,033
    Repower Systems SE.......................................     62     12,674
    Rheinmetall AG...........................................  1,941    162,463
    Rhoen-Klinikum AG........................................  7,370    183,662
  #*Roth & Rau AG............................................    699     21,950
   *SAF-Holland SA...........................................    919     10,357
    Sartorius AG.............................................    335     17,746
   *Sedo Holding AG..........................................  1,033      4,514
   *Senator Entertainment AG.................................    140        100
  #*SGL Carbon SE............................................  2,674    139,425
  #*Singulus Technologies AG.................................    831      4,164
    Sixt AG..................................................  1,800     47,319
   *Sky Deutschland AG....................................... 22,676    107,177
    Software AG..............................................  1,489     72,580
   #Solarworld AG............................................  3,956     45,134
  #*Solon SE.................................................    507      1,366
    Stada Arzneimittel AG....................................  4,339    165,317
    STINAG Stuttgarter Invest AG.............................  1,000     25,896
    Symrise AG...............................................  6,477    176,944
  #*TAG Immobilien AG........................................    424      4,265
    Takkt AG.................................................  1,500     24,746
   *Technotrans AG...........................................    637      5,166
    Tognum AG................................................  2,339     89,403
  #*TUI AG...................................................  3,506     32,404
    Vossloh AG...............................................    727     92,359
    VTG AG...................................................    287      7,400
    Wincor Nixdorf AG........................................  1,480     92,557
    Wirecard AG..............................................  3,775     64,882
                                                                     ----------
TOTAL GERMANY................................................         4,459,250
                                                                     ----------

GREECE -- (0.7%)
   *Agricultural Bank of Greece S.A..........................  1,353      1,539
    Alapis Holding Industrial & Commercial S.A. of
      Pharmaceutical Chemical Products.......................    996        499
   *Alpha Bank A.E...........................................  9,330     40,900
   *Anek Lines S.A...........................................  5,508      1,423
   *Astir Palace Hotels S.A..................................  2,100      6,756
   *Attica Bank S.A..........................................  5,715      5,898
   *Bank of Cyprus Public Co., Ltd...........................  6,910     15,089
   #Bank of Greece S.A.......................................  1,143     40,728
   *EFG Eurobank Ergasias S.A................................  6,049     23,511
   *Ellaktor S.A.............................................  9,312     36,146
    EYDAP Athens Water Supply & Sewage Co. S.A...............  1,743     10,425
   *Forthnet S.A.............................................  5,680      3,345
   *Fourlis Holdings S.A.....................................  2,390     14,017
    Frigoglass S.A...........................................    750     10,014
   *GEK Terna S.A............................................  4,087     11,569
   *Geniki Bank S.A..........................................  1,124      1,454
   *Halkor S.A...............................................  2,770      3,982
    Hellenic Exchanges S.A...................................  1,918     13,447
    Hellenic Petroleum S.A...................................  1,819     16,793
    Heracles General Cement Co. S.A..........................  5,120     29,454
    Iaso S.A.................................................  3,087      5,093
   *Intracom Holdings S.A....................................  5,500      3,404
    Intralot S.A.-Integrated Lottery Systems & Services......  5,249      9,578
    J&P-Avax S.A.............................................  3,100      4,096
    JUMBO S.A................................................     42        297
   *Lambrakis Press S.A......................................  6,399      2,123
    Marfin Investment Group S.A.............................. 20,116     13,004
   *Marfin Popular Bank PCL.................................. 35,692     26,641
    Metka S.A................................................  1,850     21,925
    Michaniki S.A............................................  3,160      1,045

                                     1250

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
GREECE -- (Continued)
    Motor Oil (Hellas) Corinth Refineries S.A...............     2,329 $ 26,449
   *Mytilineos Holdings S.A.................................     4,410   31,000
   *Piraeus Bank S.A........................................     8,207   10,618
   *Public Power Corp. S.A..................................     2,473   30,440
   *S&B Industrial Minerals S.A.............................     1,686   10,207
   *Sidenor Steel Products Manufacturing Co. S.A............     2,262    9,983
   *Technical Olympic S.A...................................     1,375    3,363
    Titan Cement Co. S.A....................................     3,511   72,352
   *TT Hellenic Postbank S.A................................    10,394   37,651
   *Viohalco S.A............................................     9,200   54,948
                                                                       --------
TOTAL GREECE................................................            661,206
                                                                       --------

HONG KONG -- (2.3%)
    Alco Holdings, Ltd......................................    68,000   28,444
    Allied Group, Ltd.......................................    17,600   59,837
   #Allied Properties (H.K.), Ltd...........................   219,416   43,072
   *Apac Resources, Ltd.....................................   320,000   17,024
  #*Artel Solutions Group Holdings, Ltd.....................   250,000    5,313
    Asia Financial Holdings, Ltd............................    54,874   23,542
    Asia Satellite Telecommunications Holdings, Ltd.........    11,500   25,599
    Asia Standard International Group, Ltd..................    24,940    6,140
   *Associated International Hotels, Ltd....................    28,000   61,760
   #Bonjour Holdings, Ltd...................................    56,000   10,112
    Cafe de Coral Holdings, Ltd.............................    20,000   50,311
    Century City International Holdings, Ltd................    43,340    3,162
    Champion Technology Holdings, Ltd.......................    87,828    1,804
    Chen Hsong Holdings, Ltd................................    30,000   14,077
    Chevalier International Holdings, Ltd...................     4,000    5,286
   *China Electronics Corp. Holdings Co., Ltd...............    68,000    6,314
   *China Energy Development Holdings, Ltd..................   162,000    3,321
    China Overseas Grand Oceans Group, Ltd..................     8,000   11,590
   *China Public Procurement, Ltd...........................    72,000    6,282
   *China Solar Energy Holdings, Ltd........................   330,000    4,195
   *China Strategic Holdings, Ltd...........................   245,000    6,592
   *China WindPower Group, Ltd..............................   210,000   16,145
    China-Hongkong Photo Products Holdings, Ltd.............    90,000    8,411
    Chong Hing Bank, Ltd....................................    11,000   23,238
    Citic 1616 Holdings, Ltd................................    55,000   12,981
   #City Telecom, Ltd.......................................    32,239   18,209
    CK Life Sciences International Holdings, Inc............   152,000    9,248
   *Cosway Corp., Ltd.......................................   105,000   12,160
   *CP Lotus Corp., Ltd.....................................   290,000    9,461
    Cross-Harbour Holdings, Ltd. (The)......................    30,658   26,685
   *CSI Properties, Ltd.....................................   190,000    6,582
   *CST Mining Group, Ltd................................... 1,088,000   28,097
   *Culture Landmark Investment, Ltd........................   320,000    7,596
    Dah Sing Financial Holdings, Ltd........................     8,650   41,909
  #*Dejin Resources Group Co., Ltd..........................   160,000    4,312
    Dickson Concepts International, Ltd.....................    14,500   10,946
   *Digitalhongkong.com, Ltd................................       167       25
    DVN Holdings, Ltd.......................................    68,000    3,918
    Dynamic Holdings, Ltd...................................    20,000    3,827
   *EganaGoldpfeil Holdings, Ltd............................    85,130       --
    Emperor International Holdings, Ltd.....................   100,333   23,045
    Emperor Watch & Jewellery, Ltd..........................   130,000   27,939
   *EPI Holdings, Ltd.......................................       713       20
    EVA Precision Industrial Holdings, Ltd..................    36,000   13,627
    Far East Consortium International, Ltd..................    48,560   10,782
    Fountain SET Holdings, Ltd..............................    28,000    5,280
    Get Nice Holdings, Ltd..................................   150,000    9,609
    Giordano International, Ltd.............................    66,000   50,190

                                     1251

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES  VALUE++
                                                                ------- -------
HONG KONG -- (Continued)
    Glorious Sun Enterprises, Ltd..............................  48,000 $19,292
    Goldin Financial Holdings, Ltd.............................  60,000   7,626
   *Goldin Properties Holdings, Ltd............................  42,000  16,819
   *Grande Holdings, Ltd.......................................  28,000   1,473
   *G-Resources Group, Ltd..................................... 801,000  64,867
    Haitong International Securities Group, Ltd................   8,077   4,279
    Hang Ten Group Holdings, Ltd...............................      93      26
    Harbour Centre Development, Ltd............................  13,500  17,829
    HKR International, Ltd.....................................  34,533  19,574
    Hong Kong Ferry Holdings, Ltd..............................  12,000  11,124
    Hongkong Chinese, Ltd......................................  90,000  15,803
    Hung Hing Printing Group, Ltd..............................  29,815   9,569
    Hutchison Harbour Ring, Ltd................................ 162,000  16,825
   *Hutchison Telecommunications Hong Kong Holdings, Ltd.......  74,000  26,278
   *I-Cable Communications, Ltd................................  34,000   3,052
   *International Resources Enterprise, Ltd....................  32,000   5,016
   *Jinchuan Group International Resources Co., Ltd............   8,000   3,189
   #K Wah International Holdings, Ltd..........................  62,078  21,720
   *King Stone Energy Group, Ltd...............................  59,000  14,723
  #*Kingston Financial Group, Ltd.............................. 122,000  15,018
    Kowloon Development Co., Ltd...............................  14,000  18,844
   *Lai Sun Development Co., Ltd............................... 625,000  16,410
   *Lee & Man Handbags, Ltd....................................  22,000   2,879
   #Lee & Man Holdings, Ltd....................................  22,000  25,471
    Lippo China Resources, Ltd................................. 586,000  16,451
    Liu Chong Hing Investment, Ltd.............................  18,000  21,188
    Luk Fook Holdings International, Ltd.......................  12,000  62,785
    Lung Kee (Bermuda) Holdings, Ltd...........................  26,000  15,947
    Magnificent Estates, Ltd................................... 336,000  14,185
    Melco International Development, Ltd.......................  62,000  76,579
    Midland Holdings, Ltd......................................  34,000  19,762
   #Ming Fai International Holdings, Ltd.......................  44,000  12,425
   *Ming Fung Jewellery Group, Ltd............................. 100,000  11,941
    Miramar Hotel & Investment Co., Ltd........................  20,000  24,908
    Neo-Neon Holdings, Ltd.....................................  25,000   7,053
   *New Times Energy Corp, Ltd................................. 464,000   6,308
    Neway Group Holdings, Ltd.................................. 230,000   4,603
    NewOcean Green Energy Holdings, Ltd........................  42,000   9,701
   *Next Media, Ltd............................................  38,000   5,317
   *Norstar Founders Group, Ltd................................  56,000      --
   *Orange Sky Golden Harvest Entertainment Holdings, Ltd...... 115,000   4,922
    Pacific Andes International Holdings, Ltd..................  56,000   6,393
    Pacific Basin Shipping, Ltd................................ 117,000  64,116
   *Pacific Century Premium Developments, Ltd..................  60,000  11,472
    Pacific Textile Holdings, Ltd..............................  29,000  20,150
    Paliburg Holdings, Ltd.....................................  26,000   9,802
    Pearl Oriental Innovation, Ltd.............................  57,600   6,499
    Pico Far East Holdings, Ltd................................  96,000  19,330
    Polytec Asset Holdings, Ltd................................  30,000   3,843
    Public Financial Holdings, Ltd.............................  24,000  13,678
   *PYI Corp., Ltd............................................. 169,839   7,389
    Regal Hotels International Holdings, Ltd...................  29,000  11,739
   *Rising Development Holdings, Ltd...........................  30,000   5,881
   #Sa Sa International Holdings, Ltd..........................  92,000  72,759
    Samling Global, Ltd........................................ 130,000  13,821
    SEA Holdings, Ltd..........................................  38,000  21,334
    Shui On Construction & Materials, Ltd......................  12,127  15,870
   #Shun Tak Holdings, Ltd.....................................  48,000  31,579
    Sing Tao News Corp., Ltd...................................  14,000   4,021
    Singamas Container Holdings, Ltd...........................  90,000  31,119
   *Sino-Tech International Holdings, Ltd...................... 100,000   1,525

                                     1252

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
HONG KONG -- (Continued)
    SmarTone Telecommunications Holdings, Ltd...............  36,000 $   55,773
   *Solomon Systech International, Ltd......................  58,000      2,491
   *South China Land, Ltd................................... 192,000      3,073
    Sun Hung Kai & Co., Ltd.................................  24,464     17,938
    Tai Cheung Holdings, Ltd................................  25,000     19,713
    Texhong Textile Group, Ltd..............................  14,000      5,746
    Texwinca Holdings, Ltd..................................  30,000     42,228
   *Theme International Holdings, Ltd....................... 100,000      5,268
  #*Titan Petrochemicals Group, Ltd......................... 160,000      9,433
    Transport International Holdings, Ltd...................  15,200     39,414
    Upbest Group, Ltd.......................................  74,000      9,054
    Value Partners Group, Ltd...............................  53,000     42,429
    Varitronix International, Ltd...........................  20,009     12,736
    Victory City International Holdings, Ltd................  36,937      6,434
    Vitasoy International Holdings, Ltd.....................  56,000     40,811
   *VST Holdings, Ltd.......................................  28,000      7,107
   *Wah Nam International Holdings, Ltd..................... 256,330     36,535
    Wai Kee Holdings, Ltd...................................  52,000     11,239
    Wing On Co. International, Ltd..........................  18,000     38,108
    Wing Tai Properties, Ltd................................   6,000      2,397
                                                                     ----------
TOTAL HONG KONG.............................................          2,230,047
                                                                     ----------
IRELAND -- (0.8%)
   *Aer Lingus Group P.L.C..................................  12,225     11,887
    C&C Group P.L.C.........................................  14,868     75,545
    DCC P.L.C. (0242493)....................................   3,673     98,995
    DCC P.L.C. (4189477)....................................   1,973     53,354
    FBD Holdings P.L.C......................................   1,308     12,995
    Glanbia P.L.C...........................................  12,578     82,351
   *Governor & Co. of the Bank of Ireland P.L.C. (The)......   3,978        603
    Grafton Group P.L.C.....................................   7,308     30,543
    Greencore Group P.L.C...................................   7,524     10,162
   *Independent News & Media P.L.C..........................   4,506      2,166
    Irish Continental Group P.L.C...........................   1,460     31,949
   *Kenmare Resources P.L.C. (0487948)......................  50,648     47,176
   *Kenmare Resources P.L.C. (4490737)......................     360        336
    Kingspan Group P.L.C....................................   7,161     71,809
    Paddy Power P.L.C. (0258810)............................   1,777     86,940
    Paddy Power P.L.C. (4828974)............................   1,228     60,061
   *Smurfit Kappa Group P.L.C...............................   5,186     53,382
    United Drug P.L.C.......................................  18,534     62,236
                                                                     ----------
TOTAL IRELAND...............................................            792,490
                                                                     ----------
ISRAEL -- (0.5%)
   *Africa Israel Investments, Ltd..........................   1,516      9,110
   *AudioCodes, Ltd.........................................   1,200      6,528
   *Clal Biotechnology Industries, Ltd......................   3,640     20,017
    Clal Industries & Investments, Ltd......................   3,834     25,239
    Clal Insurance Enterprises Holdings, Ltd................   1,159     26,005
    Delek Automotive Systems, Ltd...........................     898      9,574
   *EZchip Semiconductor, Ltd...............................     203      6,356
    First International Bank of Israel, Ltd.................     990     14,253
    Frutarom Industries, Ltd................................   1,750     18,651
   *Given Imaging, Ltd......................................     364      7,082
   *Hadera Paper, Ltd.......................................     146      9,181
    Harel Insurance Investments & Finances, Ltd.............     720     37,571
   *Hot Telecommunications Systems, Ltd.....................   1,151     19,122
   *Israel Discount Bank, Ltd...............................  21,880     42,259
    Ituran Location & Control, Ltd..........................     828     11,398
   *Jerusalem Oil Exploration, Ltd..........................     249      4,398
   *Makhteshim-Agan Industries, Ltd.........................   4,386     24,141

                                     1253

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
ISRAEL -- (Continued)
    Matrix IT, Ltd.............................................  1,899 $ 11,092
   *Menorah Mivtachim Holdings, Ltd............................  1,117   11,170
    Migdal Insurance & Financial Holding, Ltd.................. 14,636   24,901
   *Oil Refineries, Ltd........................................ 37,978   25,581
    Ormat Industries, Ltd......................................  2,690   17,734
    Osem Investments, Ltd......................................    651   10,785
    Paz Oil Co., Ltd...........................................    186   29,310
    Phoenix Holdings, Ltd. (The)...............................  4,361   13,360
    Rami Levi Chain Stores Hashikma Marketing 2006, Ltd........    415   15,198
   *Retalix, Ltd...............................................    608    9,253
    Shikun & Binui, Ltd........................................  5,366   12,290
    Strauss Group, Ltd.........................................    534    8,014
    Super-Sol, Ltd. Series B...................................  4,123   23,131
   *Tower Semiconductor, Ltd...................................  6,696    7,021
                                                                       --------
TOTAL ISRAEL...................................................         509,725
                                                                       --------

ITALY -- (2.8%)
    ACEA SpA...................................................  3,393   29,846
    Acegas-APS SpA.............................................  1,710    9,673
   *Aedes SpA..................................................  2,841      422
    Amplifon SpA...............................................  2,320   14,861
    Ansaldo STS SpA............................................  3,930   37,982
    Arnoldo Mondadori Editore SpA..............................  7,418   23,457
    Astaldi SpA................................................  3,158   19,399
    Autogrill SpA..............................................  6,097   80,245
    Azimut Holding SpA.........................................  8,914   72,663
    Banca Generali SpA.........................................  2,496   29,830
    Banca Piccolo Credito Valtellinese Scarl...................  9,996   41,271
   #Banca Popolare dell'Emilia Romagna Scrl....................  2,629   26,428
   *Banca Popolare dell'Etruria e del Lazio Scarl..............  2,881    8,078
   #Banca Popolare di Sondrio Scarl............................  8,072   61,319
    Banca Profilo SpA.......................................... 12,870    6,183
    Banco di Desio e della Brianza SpA.........................  5,000   25,114
    Benetton Group SpA.........................................  3,983   27,640
    Brembo SpA.................................................  1,837   24,684
    Bulgari SpA................................................  9,945  175,990
   *Buzzi Unicem SpA...........................................  4,209   49,319
   #C.I.R. SpA - Compagnie Industriali Riunite................. 26,265   61,509
    Caltagirone Editore SpA....................................  3,000    6,159
   *Carraro SpA................................................  1,070    4,475
    Cementir Holding SpA.......................................  2,366    6,141
   *Class Editore SpA..........................................  3,300    1,386
    Credito Artigiano SpA......................................  3,415    5,972
    Credito Bergamasco SpA.....................................    555   17,611
    Credito Emiliano SpA.......................................  5,091   25,747
    Danieli & Co. SpA..........................................  2,142   57,225
    Davide Campari - Milano SpA................................ 16,992  140,174
    De Longhi SpA..............................................  4,801   59,113
   #DiaSorin SpA...............................................  1,751   86,554
   #ERG SpA....................................................  3,547   47,238
    Esprinet SpA...............................................  1,098    5,822
    Falck Renewables SpA.......................................  2,864    4,880
   *Gemina SpA................................................. 34,444   34,892
   #Geox SpA...................................................  3,764   19,339
   *Gruppo Coin SpA............................................  2,813   26,126
    Gruppo Editoriale L'Espresso SpA...........................  7,849   18,227
    Hera SpA................................................... 44,932   88,585
    Immsi SpA..................................................  8,658    9,729
   *Impregilo SpA.............................................. 16,957   48,100
    Indesit Co. SpA............................................  2,500   19,936
    Industria Macchine Automatiche SpA.........................  1,436   30,186

                                     1254

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
ITALY -- (Continued)
    Intek SpA...............................................   6,063 $    3,123
    Interpump Group SpA.....................................   2,893     23,455
    Iren SpA................................................  16,820     27,738
   #Italcementi SpA.........................................   4,664     37,530
    Italmobiliare SpA.......................................     273      9,587
    KME Group SpA...........................................  17,854      7,661
   #Landi Renzo SpA.........................................   1,740      5,357
   *Lottomatica SpA.........................................   2,762     54,775
   #Maire Tecnimont SpA.....................................  16,000     26,152
  #*Mariella Burani SpA.....................................     427         --
    MARR SpA................................................   2,435     31,051
  #*Mediolanum SpA..........................................   3,993     16,562
   *Milano Assicurazioni SpA................................  20,783      9,076
    Piaggio & C. SpA........................................   3,732     15,428
   #Pirelli & Co. SpA.......................................  14,279    148,054
   *Prelios SpA.............................................  34,449     18,782
   *Premafin Finanziaria SpA................................  21,959     11,646
    Prysmian SpA............................................   8,904    164,803
    Recordati SpA...........................................   9,617    104,768
    Sabaf SpA...............................................     217      5,265
    SAES Getters SpA........................................     616      7,459
   *Safilo Group SpA........................................     587      7,908
   *Saras SpA...............................................   8,610     17,674
    Societa' Cattolica di Assicurazioni S.c.r.l.............   2,483     60,084
   #Societa Iniziative Autostradali e Servizi SpA...........   5,499     54,138
    Sogefi SpA..............................................   3,015     11,240
    Sol SpA.................................................   2,651     21,932
   *Sorin SpA...............................................  10,530     29,524
  #*Telecom Italia Media SpA................................   3,441        956
  #*Tiscali SpA............................................. 110,959      9,761
    Tod's SpA...............................................   1,030    137,829
   #Trevi Finanziaria SpA...................................     999     12,810
   *Unipol Gruppo Finanziario SpA...........................   6,754      3,114
    Vianini Lavori SpA......................................   3,006     17,607
    Vittoria Assicurazioni SpA..............................   2,848     14,276
    Zignago Vetro SpA.......................................   1,724     13,577
                                                                     ----------
TOTAL ITALY.................................................          2,730,232
                                                                     ----------
JAPAN -- (19.4%)
    Accordia Golf Co., Ltd..................................      29     21,678
    Achilles Corp...........................................   6,000      8,624
    Adeka Corp..............................................   5,200     53,550
   *Aderans Co., Ltd........................................   2,400     22,517
    Advan Co., Ltd..........................................   2,000     19,152
    Aeon Delight Co., Ltd...................................     600     13,243
    Aeon Fantasy Co., Ltd...................................   1,152     16,845
    Ahresty Corp............................................     700      5,973
    Ai Holdings Corp........................................   3,200     13,485
    Aica Kogyo Co., Ltd.....................................   3,000     42,552
    Aichi Bank, Ltd. (The)..................................     600     32,854
    Aichi Machine Industry Co., Ltd.........................   5,000     19,390
    Aichi Steel Corp........................................   7,000     47,332
   #Aichi Tokei Denki Co., Ltd..............................   3,000     10,252
    Aida Engineering, Ltd...................................   4,000     21,044
    Aiphone Co., Ltd........................................   1,100     20,698
   #Akebono Brake Industry Co., Ltd.........................   4,000     22,259
    Akita Bank, Ltd. (The)..................................  15,000     45,731
    Alpine Electronics, Inc.................................   2,900     43,306
    Alps Logistics Co., Ltd.................................   1,000      9,974
    Amano Corp..............................................   3,000     28,643
    Ando Corp...............................................   7,000      9,884

                                     1255

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Anritsu Corp...............................................  5,000 $ 54,194
    AOC Holdings, Inc..........................................  1,800   13,877
   #AOI Electronic Co., Ltd....................................    900   16,619
    AOKI Holdings, Inc.........................................  1,600   26,266
    Aomori Bank, Ltd. (The).................................... 13,000   41,807
    Aoyama Trading Co., Ltd....................................  3,200   55,828
    Arakawa Chemical Industries, Ltd...........................  1,800   17,523
   #Arcs Co., Ltd..............................................  1,200   20,992
    Ariake Japan Co., Ltd......................................    900   18,379
   #Arisawa Manufacturing Co., Ltd.............................  1,000    5,478
    Arnest One Corp............................................  1,200   13,886
    As One Corp................................................    990   20,977
   #Asahi Diamond Industrial Co., Ltd..........................  5,000  118,244
    Asahi Holdings, Inc........................................  1,100   24,899
    Asahi Kogyosha Co., Ltd....................................  3,000   14,679
    Asahi Organic Chemicals Industry Co., Ltd..................  3,000    8,222
   *Asahi Tec Corp............................................. 80,000   26,086
   #ASATSU-DK, Inc.............................................  1,200   33,087
   *Ashimori Industry Co., Ltd.................................  3,000    4,382
    ASKA Pharmaceutical Co., Ltd...............................  2,000   14,684
    ASKUL Corp.................................................  1,100   16,575
    Asunaro Aoki Construction Co., Ltd.........................  4,000   21,078
    Atsugi Co., Ltd............................................ 15,000   19,060
    Autobacs Seven Co., Ltd....................................    700   31,514
    Avex Group Holdings, Inc...................................  1,300   17,643
    Awa Bank, Ltd. (The).......................................  5,000   32,511
    Bando Chemical Industries, Ltd.............................  5,000   21,871
    Bank of Iwate, Ltd. (The)..................................    700   28,565
    Bank of Nagoya, Ltd. (The).................................  8,000   25,098
    Bank of Okinawa, Ltd. (The)................................  1,100   51,568
    Bank of Saga, Ltd. (The)...................................  6,000   15,415
    Bank of the Ryukyus, Ltd...................................  4,000   52,449
    Belluna Co., Ltd...........................................  1,400    9,704
   *Best Denki Co., Ltd........................................  2,500    7,829
    BML, Inc...................................................    500   13,402
    Bookoff Corp...............................................  1,000    9,352
    CAC Corp...................................................  1,700   13,981
    Calsonic Kansei Corp.......................................  6,000   39,139
    Canon Electronics, Inc.....................................  1,500   41,192
   #Capcom Co., Ltd............................................  2,300   60,251
    Cawachi, Ltd...............................................    800   16,368
    Central Glass Co., Ltd..................................... 11,000   55,075
    Century Tokyo Leasing Corp.................................  3,469   66,903
  #*CHI Group Co., Ltd.........................................    400    1,103
   *Chiba Kogyo Bank, Ltd. (The)...............................  3,200   18,656
    Chiyoda Co., Ltd...........................................  1,700   28,033
    Chofu Seisakusho Co., Ltd..................................  1,800   46,910
    Chori Co., Ltd.............................................  5,000    6,233
    Chuetsu Pulp & Paper Co., Ltd..............................  8,000   13,371
   *Chugai Mining Co., Ltd.....................................  5,000    1,882
    Chugai Ro Co., Ltd.........................................  7,000   23,700
    Chugoku Marine Paints, Ltd.................................  4,000   32,282
    Chukyo Bank, Ltd. (The)....................................  7,000   17,370
    Chuo Spring Co., Ltd.......................................  5,000   18,693
    Circle K Sunkus Co., Ltd...................................  1,800   29,805
    CKD Corp...................................................  2,000   17,203
  #*Clarion Co., Ltd........................................... 13,000   28,070
    Cleanup Corp...............................................  2,000   12,799
   #CMK Corp...................................................  2,000    7,721
    Coca-Cola Central Japan Co., Ltd...........................  1,500   20,671
    Cocokara fine, Inc.........................................    879   22,940

                                     1256

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
   #Colowide Co., Ltd...........................................  4,200 $26,323
    Computer Engineering & Consulting, Ltd......................  1,500   7,964
    Comsys Holdings Corp........................................  5,200  51,790
    Corona Corp.................................................  1,300  14,785
   #Cosel Co., Ltd..............................................  1,600  28,128
    Cosmos Pharmaceutical Corp..................................    500  23,288
  #*CSK Corp....................................................  6,058  25,437
   #Cybozu, Inc.................................................     41   9,040
    Dai Nippon Toryo, Ltd....................................... 11,000  13,391
    Daibiru Corp................................................  2,500  18,605
    Dai-Dan Co., Ltd............................................  3,000  20,293
   #Daido Metal Co., Ltd........................................  3,000  32,139
  #*Daiei, Inc. (The)...........................................  3,400  12,817
    Daifuku Co., Ltd............................................  3,500  22,567
    Daihen Corp................................................. 11,000  41,726
  #*Daiichi Chuo K.K............................................  4,000   7,102
    Daiichi Jitsugyo Co., Ltd...................................  4,000  21,358
    Daiken Corp.................................................  9,000  32,721
    Daiki Aluminium Industry Co., Ltd...........................  3,000   9,021
    Daiko Clearing Services Corp................................  1,000   3,609
    Daikoku Denki Co., Ltd......................................    900   8,764
   *Daikyo, Inc................................................. 12,000  23,232
    Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.....  4,000  20,018
    Daio Paper Corp.............................................  6,000  46,990
    Daisan Bank, Ltd. (The).....................................  8,000  18,893
    Daiseki Co., Ltd............................................  1,430  28,194
    Daishi Bank, Ltd. (The).....................................  5,000  15,239
    Daisyo Corp.................................................  1,600  19,805
    Daito Bank, Ltd. (The)...................................... 10,000   6,614
    Daiwa Industries, Ltd.......................................  3,000  15,644
   #Daiwabo Holdings Co., Ltd...................................  8,000  18,001
    DCM Holdings Co., Ltd.......................................  5,100  38,743
   #Denki Kogyo Co., Ltd........................................  3,000  14,226
    Denyo Co., Ltd..............................................  2,000  26,750
    Descente, Ltd...............................................  5,000  28,284
    Doutor Nichires Holdings Co., Ltd...........................  2,212  29,385
    Dr.Ci:Labo Co., Ltd.........................................      3  16,259
    DTS Corp....................................................  1,200  13,455
    Duskin Co., Ltd.............................................  2,300  46,539
  #*Dwango Co., Ltd.............................................     10  22,461
    Dydo Drinco, Inc............................................    500  19,469
    Eagle Industry Co., Ltd.....................................  2,000  28,950
   *Earth Chemical Co., Ltd.....................................    700  25,202
   #Edion Corp..................................................  5,000  51,886
    Ehime Bank, Ltd. (The)......................................  6,000  17,637
    Eighteenth Bank, Ltd. (The).................................  6,000  16,264
    Eiken Chemical Co., Ltd.....................................  2,000  26,488
    Eizo Nanao Corp.............................................    600  11,199
   #Enplas Corp.................................................    700  10,873
    ESPEC Corp..................................................  2,000  14,617
    Exedy Corp..................................................  1,400  52,899
    Fancl Corp..................................................  2,700  36,518
    FCC Co., Ltd................................................  1,200  28,806
  #*FDK Corp....................................................  7,000  10,626
   *FIDEA Holdings Co., Ltd.....................................  1,100   2,829
    Foster Electric Co., Ltd....................................  2,000  33,423
    FP Corp.....................................................    400  26,037
    France Bed Holdings Co., Ltd................................ 13,000  16,817
    Fuji Co., Ltd...............................................  1,500  33,503
    Fuji Corp, Ltd..............................................  3,000  15,251
   *Fuji Kosan Co., Ltd.........................................  6,000   5,593

                                     1257

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
   #Fuji Kyuko Co., Ltd.........................................  5,000 $27,560
    Fuji Oil Co., Ltd...........................................  2,700  41,138
    Fuji Seal International, Inc................................    300   6,793
   #Fuji Soft, Inc..............................................  2,700  40,188
    Fujibo Holdings, Inc........................................  4,000  10,038
    Fujicco Co., Ltd............................................  1,400  17,636
    Fujikura Kasei Co., Ltd.....................................  2,000  11,168
    Fujita Kanko, Inc...........................................  5,000  17,981
    Fujitec Co., Ltd............................................  4,000  23,596
    Fujitsu Frontech, Ltd.......................................  2,000  14,734
    Fujitsu General, Ltd........................................  6,000  50,724
  #*Fujiya Co., Ltd............................................. 10,000  19,212
    Fukuda Corp.................................................  3,000  11,548
    Fukui Bank, Ltd. (The)...................................... 12,000  35,208
    Fukushima Bank, Ltd......................................... 14,000   7,246
    Fukuyama Transporting Co., Ltd..............................  7,000  40,881
    Funai Electric Co., Ltd.....................................    600  15,584
   *Furukawa Co., Ltd........................................... 18,000  18,200
   #Furukawa-Sky Aluminum Corp..................................  6,000  22,488
    Furusato Industries, Ltd....................................  1,000   7,231
    Fuso Pharmaceutical Industries, Ltd.........................  5,000  14,274
    Futaba Corp.................................................  1,500  27,332
    Futaba Industrial Co., Ltd..................................  1,800  14,358
    Future Architect, Inc.......................................     26  11,888
    Fuyo General Lease Co., Ltd.................................  1,000  35,437
    Gakken Holdings Co., Ltd....................................  3,000   6,549
    Gecoss Corp.................................................  3,500  15,405
   #GEO Co., Ltd................................................     18  23,285
   #GLOBERIDE, Inc.............................................. 10,000  10,917
    Glory, Ltd..................................................    200   4,678
   #GMO Internet, Inc...........................................  1,500   6,830
    Godo Steel, Ltd.............................................  6,000  15,206
    Goldcrest Co., Ltd..........................................    790  18,553
    Gulliver International Co., Ltd.............................    220  10,654
    Gun Ei Chemical Industry Co., Ltd...........................  7,000  20,617
    Gunze, Ltd..................................................  9,000  33,695
   #H2O Retailing Corp..........................................  6,000  45,835
    Hakuto Co., Ltd.............................................  1,400  14,006
    Hanwa Co., Ltd.............................................. 10,000  44,144
    Happinet Corp...............................................    900  11,374
    Harashin Narus Holdings Co., Ltd............................  1,200  19,361
    Haruyama Trading Co., Ltd...................................  1,400   8,157
   *Haseko Corp................................................. 52,000  42,390
    Heiwa Corp..................................................  2,700  43,843
   *Heiwa Real Estate Co., Ltd..................................  8,500  19,596
    Heiwado Co., Ltd............................................  2,500  32,759
    Hibiya Engineering, Ltd.....................................  3,000  32,282
    Higashi-Nippon Bank, Ltd....................................  4,000   8,592
    Higo Bank, Ltd. (The).......................................  7,000  39,526
    Hikari Tsushin, Inc.........................................  1,400  34,390
    Hioki EE Corp...............................................    300   5,969
    HIS Co., Ltd................................................    700  19,700
   *Hisaka Works, Ltd...........................................  2,000  28,614
    Hitachi Cable, Ltd.......................................... 10,000  28,770
    Hitachi Koki Co., Ltd.......................................  2,900  26,438
    Hitachi Kokusai Electric, Inc...............................  4,320  35,038
    Hitachi Medical Corp........................................  2,000  25,734
    Hitachi Transport System, Ltd...............................    500   8,988
    Hitachi Zosen Corp.......................................... 34,500  56,738
   #Hodogaya Chemical Co., Ltd..................................  4,000  16,722
    Hogy Medical Co., Ltd.......................................  1,100  49,272

                                     1258

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
    Hokkaido Coca-Cola Bottling Co., Ltd........................  3,000 $15,201
    Hokkaido Gas Co., Ltd.......................................  4,000  14,187
    Hokkan Holdings, Ltd........................................  6,000  18,945
    Hokkoku Bank, Ltd. (The)....................................  2,000   7,033
    Hokuetsu Bank, Ltd. (The)...................................  7,000  14,957
    Hokuetsu Kishu Paper Co., Ltd...............................  7,000  43,791
    Hokuriku Electric Industry Co., Ltd.........................  4,000   7,842
    Hokuto Corp.................................................  1,000  22,912
    Horiba, Ltd.................................................  1,300  43,140
    Hoshizaki Electric Co., Ltd.................................  1,200  27,238
    Hosiden Corp................................................  3,100  26,394
   *Howa Machinery, Ltd.........................................  5,000   4,748
    Hyakugo Bank, Ltd. (The)....................................  7,000  27,727
   *Hyakujishi Bank, Ltd. (The).................................  3,000  10,929
    IBJ Leasing Co., Ltd........................................    900  22,101
    Ichikoh Industries, Ltd.....................................  4,000   9,534
    Ichiyoshi Securities Co., Ltd...............................  2,000  11,327
    Icom, Inc...................................................    700  18,102
   #Iino Kaiun Kaisha, Ltd......................................  7,300  33,233
    Imperial Hotel, Ltd.........................................    550  13,969
   *Impress Holdings, Inc.......................................  3,100   4,571
    Inaba Denki Sangyo Co., Ltd.................................  1,000  27,770
    Inaba Seisakusho Co., Ltd...................................  1,200  13,504
    Inabata & Co., Ltd..........................................  4,000  25,352
   #Inageya Co., Ltd............................................  2,000  23,063
    Ines Corp...................................................  3,600  29,173
    Internet Initiative Japan, Inc..............................      5  20,096
    Inui Steamship Co., Ltd.....................................  1,500   7,094
   *Iseki & Co., Ltd............................................ 14,000  36,204
  #*Ishihara Sangyo Kaisha, Ltd................................. 24,000  33,709
    IT Holdings Corp............................................  4,800  46,608
    ITC Networks Corp...........................................  1,300   8,372
    Itochu Enex Co., Ltd........................................  4,000  23,869
    Itochu-Shokuhin Co., Ltd....................................    600  22,385
    Itoham Foods, Inc...........................................  5,000  20,261
    Itoki Corp..................................................  3,000   6,841
  #*Iwasaki Electric Co., Ltd...................................  4,000  11,852
    Iwatani International Corp.................................. 11,000  39,447
   #Iwatsu Electric Co., Ltd....................................  3,000   3,147
    Izumi Co., Ltd..............................................  1,100  16,726
    Izumiya Co., Ltd............................................  7,000  30,409
   *Jamco Corp..................................................  2,000  14,620
   *Janome Sewing Machine Co., Ltd.............................. 14,000  11,950
    Japan Airport Terminal Co., Ltd.............................    800  10,271
    Japan Aviation Electronics Industry, Ltd....................  2,000  15,317
    Japan Business Computer Co., Ltd............................  2,000  14,744
    Japan Cash Machine Co., Ltd.................................  1,700  13,301
    Japan Digital Laboratory Co., Ltd...........................  2,300  28,465
    Japan Medical Dynamic Marketing, Inc........................    770   1,768
    Japan Pulp & Paper Co., Ltd.................................  5,000  18,169
    Japan Transcity Corp........................................  3,000   9,663
    Japan Vilene Co., Ltd.......................................  3,000  14,046
    Japan Wool Textile Co., Ltd. (The)..........................  6,000  53,297
    Jeol, Ltd...................................................  5,000  15,914
   #JFE Shoji Holdings, Inc.....................................  5,000  24,955
    J-Oil Mills, Inc............................................  6,000  18,112
    Joshin Denki Co., Ltd.......................................  2,000  22,870
    JSP Corp....................................................  1,900  35,231
   #Juki Corp...................................................  7,000  18,066
    Juroku Bank, Ltd............................................  6,000  18,788
   *JVC Kenwood Holdings, Inc...................................  6,970  39,486

                                     1259

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
   #kabu.com Securities Co., Ltd................................  3,500 $11,035
   #Kadokawa Holdings, Inc......................................    700  24,982
    Kaga Electronics Co., Ltd...................................    900  10,149
    Kagoshima Bank, Ltd. (The)..................................  6,000  40,665
    Kakaku.com, Inc.............................................  1,600  63,289
    Kaken Pharmaceutical Co., Ltd...............................  7,000  98,951
   #Kameda Seika Co., Ltd.......................................  1,200  24,109
    Kamei Corp..................................................  2,000  11,227
    Kanaden Corp................................................  3,000  21,885
    Kanagawa Chuo Kotsu Co., Ltd................................  4,000  21,338
    Kanamoto Co., Ltd...........................................  2,000  15,563
    Kandenko Co., Ltd...........................................  3,000  14,019
   *Kanematsu Corp.............................................. 11,025  11,027
    Kanematsu Electronics, Ltd..................................    500   5,451
    Kanto Auto Works, Ltd.......................................  2,900  29,142
   #Kanto Denka Kogyo Co., Ltd..................................  4,000  27,524
    Kanto Natural Gas Development Co., Ltd......................  2,000  12,283
    Kappa Create Co., Ltd.......................................    200   4,527
    Kato Sangyo Co., Ltd........................................  2,000  42,199
    Kato Works Co., Ltd.........................................  4,000  12,783
    KAWADA TECHNOLOGIES, Inc....................................    200   3,540
    Kawai Musical Instruments Manufacturing Co., Ltd............  5,000  11,139
    Keihin Corp.................................................  1,700  37,929
    Keiyo Bank, Ltd. (The)......................................  2,000  10,543
   #Keiyo Co., Ltd..............................................  2,000  12,446
   *Kenedix, Inc................................................     80  15,616
    Kentucky Fried Chicken Japan, Ltd...........................  1,000  26,484
   #Key Coffee, Inc.............................................  1,400  26,752
   *Kinki Nippon Tourist Co., Ltd...............................  6,000   7,875
    Kintetsu World Express, Inc.................................  1,200  41,178
    Kirayaka Bank, Ltd.......................................... 10,000   9,836
   #Kisoji Co., Ltd.............................................  1,200  22,266
    Kissei Pharmaceutical Co., Ltd..............................  1,100  21,274
    Kitagawa Iron Works Co., Ltd................................  7,000  13,666
    Kita-Nippon Bank, Ltd. (The)................................    400   9,567
    Kitz Corp...................................................  4,000  22,722
    Kiyo Holdings, Inc.......................................... 48,000  67,918
    Koa Corp....................................................  1,500  18,289
    Koatsu Gas Kogyo Co., Ltd...................................  4,000  24,301
   #Kohnan Shoji Co., Ltd.......................................  2,000  39,755
    Koike Sanso Kogyo Co., Ltd..................................  4,000  11,418
   #Kojima Co., Ltd.............................................  2,300  16,287
    Kokuyo Co., Ltd.............................................  5,900  44,298
    Komatsu Seiren Co., Ltd.....................................  4,000  18,726
    Komeri Co., Ltd.............................................  1,000  29,850
    Komori Corp.................................................  3,200  26,833
   *Konaka Co., Ltd.............................................  1,760   8,080
    Konishi Co., Ltd............................................  2,000  27,997
    Kose Corp...................................................    500  13,154
   *Kosei Securities Co., Ltd...................................  4,000   3,634
   *Kumagai Gumi Co., Ltd.......................................  8,000   7,989
    Kurabo Industries, Ltd...................................... 13,000  25,980
    Kureha Corp................................................. 12,000  57,688
   #Kurimoto, Ltd............................................... 11,000  21,942
    Kuroda Electric Co., Ltd....................................  1,200  14,133
    Kyoden Co., Ltd.............................................  3,000   4,881
    Kyodo Printing Co., Ltd.....................................  9,000  22,661
    Kyodo Shiryo Co., Ltd.......................................  5,000   6,171
    Kyoei Steel, Ltd............................................    600   9,244
    Kyokuto Kaihatsu Kogyo Co., Ltd.............................  2,300  13,976
   #Kyokuyo Co., Ltd............................................  9,000  21,374

                                     1260

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
    KYORIN Holdings, Inc........................................  3,000 $62,563
    Kyosan Electric Manufacturing Co., Ltd......................  5,000  28,209
    Kyowa Exeo Corp.............................................  4,000  39,578
    Kyudenko Corp...............................................  3,000  21,038
  #*Leopalace21 Corp............................................  6,200   8,988
    Life Corp...................................................  2,000  35,524
    Lion Corp...................................................  7,000  38,290
   #M3, Inc.....................................................      3  27,080
    Macnica, Inc................................................    800  19,022
   #Macromill, Inc..............................................  2,200  24,286
    Maeda Corp..................................................  6,000  19,685
    Maeda Road Construction Co., Ltd............................  6,000  58,223
    Maezawa Kasei Industries Co., Ltd...........................  1,200  11,813
    Maezawa Kyuso Industries Co., Ltd...........................  1,200  17,323
    Makino Milling Machine Co., Ltd.............................  4,000  39,343
    Mandom Corp.................................................    800  23,566
    Mars Engineering Corp.......................................    700  11,668
    Marubun Corp................................................  1,900   9,436
    Marudai Food Co., Ltd.......................................  5,000  17,152
    Maruetsu, Inc. (The)........................................  5,000  18,514
    Maruha Nichiro Holdings, Inc................................ 22,525  39,448
    Marukyu Co., Ltd............................................  2,000  21,222
    Marusan Securities Co., Ltd.................................  6,000  27,015
   #Maruwa Co., Ltd.............................................    700  32,292
    Maruyama Manufacturing Co., Inc.............................  3,000   7,110
    Maruzen Showa Unyu Co., Ltd.................................  6,000  20,722
    Matsuda Sangyo Co., Ltd.....................................  1,225  20,200
   *Matsui Securities Co., Ltd..................................  2,100  10,514
   *Matsumotokiyoshi Holdings Co., Ltd..........................    200   4,247
  #*Matsuya Co., Ltd............................................  2,000  11,970
    Matsuya Foods Co., Ltd......................................  1,000  19,364
    Max Co., Ltd................................................  2,000  25,301
    Maxvalu Tokai Co., Ltd......................................  1,000  13,679
    Megachips Corp..............................................  1,900  29,370
    Megmilk Snow Brand Co., Ltd.................................  1,300  24,197
   #Meidensha Corp..............................................  3,000  12,780
    Meitec Corp.................................................  1,000  22,279
    Meito Sangyo Co., Ltd.......................................  1,200  16,093
   #Meiwa Estate Co., Ltd.......................................  1,700  10,163
    Meiwa Trading Co., Ltd......................................  3,000  10,463
    Melco Holdings, Inc.........................................  1,400  40,263
    Michinoku Bank, Ltd. (The)..................................  5,000  10,006
    Mie Bank, Ltd. (The)........................................  2,000   5,032
    Mikuni Coca-Cola Bottling Co., Ltd..........................  3,000  27,091
    Mimasu Semiconductor Industry Co., Ltd......................  1,219  13,595
    Minato Bank, Ltd. (The)..................................... 21,000  42,078
    Ministop Co., Ltd...........................................  1,500  28,289
   *Misawa Homes Co., Ltd.......................................  2,000  15,030
    Misawa Resort Co., Ltd......................................  4,000   7,672
    Mitani Corp.................................................  1,200  15,390
   *Mitsuba Corp................................................  1,000   9,999
    Mitsubishi Paper Mills, Ltd................................. 13,000  13,296
    Mitsubishi Shokuhin Co., Ltd................................  1,100  25,622
    Mitsubishi Steel Manufacturing Co., Ltd.....................  5,000  17,653
    Mitsuboshi Belting, Ltd.....................................  5,000  28,410
    Mitsui High-Tec, Inc........................................  3,300  16,140
    Mitsui Sugar Co., Ltd.......................................  6,000  28,534
    Mitsui-Soko Co., Ltd........................................ 10,000  39,949
    Mitsumi Electric Co., Ltd...................................  2,700  26,132
    Mitsuuroko Co., Ltd.........................................  3,000  17,906
   #Miura Co., Ltd..............................................  2,000  57,600

                                     1261

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
    Miyazaki Bank, Ltd. (The)...................................  6,000 $13,914
    Mizuho Investors Securities Co., Ltd........................ 19,000  17,691
   #Mizuno Corp.................................................  9,000  41,809
    Mochida Pharmaceutical Co., Ltd.............................  3,000  32,056
   #Modec, Inc..................................................    800  14,736
    Monex Group, Inc............................................     49  10,147
   #Mori Seiki Co., Ltd.........................................  2,800  37,229
    Morinaga & Co., Ltd......................................... 16,000  38,862
    Morinaga Milk Industry Co., Ltd............................. 14,000  62,343
    Morita Holdings Corp........................................  4,000  23,837
    MOS Food Services, Inc......................................  2,000  39,629
    Moshi Moshi Hotline, Inc....................................  1,000  17,495
    Musashi Seimitsu Industry Co., Ltd..........................  1,200  32,619
    Musashino Bank, Ltd.........................................  1,000  35,237
    Nachi-Fujikoshi Corp........................................ 13,000  85,070
    Nagano Bank, Ltd. (The).....................................  6,000  13,005
    Nagatanien Co., Ltd.........................................  2,000  21,116
    Nakamuraya Co., Ltd.........................................  3,000  14,976
   *Nakayama Steel Works, Ltd...................................  5,000   6,792
    Nanto Bank, Ltd. (The)......................................  3,000  15,939
    NEC Fielding, Ltd...........................................  1,200  15,263
    NEC Mobiling, Ltd...........................................  1,100  39,131
    NEC Networks & System Integration Corp......................  1,700  25,394
    Net One Systems Co., Ltd....................................     31  74,279
   *Neturen Co., Ltd............................................  2,600  22,989
   *New Japan Radio Co., Ltd....................................  3,000   7,760
    Nichia Steel Works, Ltd.....................................  4,000  10,299
    Nichias Corp................................................  4,000  24,690
    Nichicon Corp...............................................  2,700  45,595
    Nichii Gakkan Co............................................  1,600  14,805
    Nichirei Corp...............................................  6,000  26,567
    Nichireki Co., Ltd..........................................  2,000   9,969
    Nidec Copal Corp............................................  1,800  21,783
    Nidec Sankyo Corp...........................................  1,000   6,888
   #Nidec Tosok Corp............................................  3,200  40,373
    Nifco, Inc..................................................  2,000  53,499
   #Nihon Dempa Kogyo Co., Ltd..................................    600   7,830
    Nihon Eslead Corp...........................................  1,000   9,138
    Nihon Kohden Corp...........................................  2,000  55,589
    Nihon Nohyaku Co., Ltd......................................  5,000  22,870
    Nihon Parkerizing Co., Ltd..................................  2,000  29,933
    Nihon Unisys, Ltd...........................................  2,075  12,514
    Nihon Yamamura Glass Co., Ltd...............................  8,000  22,130
    Nikkiso Co., Ltd............................................  4,000  39,400
    Nippo Corp..................................................  4,000  32,167
    Nippon Beet Sugar Manufacturing Co., Ltd....................  5,000  11,469
    Nippon Carbon Co., Ltd......................................  5,000  16,272
    Nippon Ceramic Co., Ltd.....................................  1,000  21,789
    Nippon Chemical Industrial Co., Ltd.........................  2,000   4,486
    Nippon Chemi-Con Corp....................................... 10,000  64,616
   #Nippon Chemiphar Co., Ltd...................................  3,000  11,884
    Nippon Coke & Engineering Co., Ltd.......................... 12,500  22,009
   *Nippon Columbia Co., Ltd....................................  3,000   1,321
   #Nippon Concrete Industries Co., Ltd.........................  3,000   7,894
    Nippon Denko Co., Ltd.......................................  6,000  40,064
    Nippon Densetsu Kogyo Co., Ltd..............................  2,000  21,451
    Nippon Denwa Shisetu Co., Ltd...............................  5,000  16,138
    Nippon Filcon Co., Ltd......................................  2,000  10,455
    Nippon Flour Mills Co., Ltd.................................  8,000  37,926
    Nippon Gas Co., Ltd.........................................  2,000  28,031
    Nippon Kasei Chemical Co., Ltd..............................  5,000  11,473

                                     1262

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
  #*Nippon Kinzoku Co., Ltd.....................................  3,000 $ 6,346
    Nippon Koei Co., Ltd........................................  5,000  17,312
    Nippon Konpo Unyu Soko Co., Ltd.............................  4,000  45,625
    Nippon Koshuha Steel Co., Ltd............................... 10,000  13,773
    Nippon Light Metal Co., Ltd................................. 31,000  65,525
  #*Nippon Metal Industry Co., Ltd..............................  8,000  10,189
    Nippon Pillar Packing Co., Ltd..............................  2,000  15,267
  #*Nippon Piston Ring Co., Ltd.................................  7,000  16,401
    Nippon Seiki Co., Ltd.......................................  1,000  11,870
    Nippon Sharyo, Ltd..........................................  1,000   4,805
    Nippon Shinyaku Co., Ltd....................................  3,000  42,497
   #Nippon Signal Co., Ltd......................................  3,000  22,633
    Nippon Soda Co., Ltd........................................  8,000  37,692
    Nippon Suisan Kaisha, Ltd................................... 10,500  37,978
    Nippon Synthetic Chemical Industry Co., Ltd. (The)..........  3,000  20,270
    Nippon Thompson Co., Ltd....................................  3,000  24,164
    Nippon Valqua Industries, Ltd...............................  6,000  18,041
  #*Nippon Yakin Kogyo Co., Ltd.................................  4,000  11,909
   #Nipro Corp..................................................  1,600  29,401
   *NIS Group Co., Ltd..........................................  2,639     241
    Nishimatsu Construction Co., Ltd............................ 11,000  16,470
    Nishimatsuya Chain Co., Ltd.................................  3,000  26,196
    Nissan Shatai Co., Ltd......................................  3,000  24,782
    Nissei Corp.................................................  1,000   9,047
    Nissen Holdings Co., Ltd....................................  1,600   9,560
   #Nissha Printing Co., Ltd....................................    400   7,201
    Nisshin Fudosan Co., Ltd....................................  1,400   8,726
    Nisshin Oillio Group, Ltd. (The)............................ 10,000  47,816
    Nissin Electric Co., Ltd....................................  1,000   9,849
    Nissin Kogyo Co., Ltd.......................................  2,100  38,792
    Nittan Valve Co., Ltd.......................................  2,000   7,965
    Nittetsu Mining Co., Ltd....................................  3,000  13,227
    Nitto Boseki Co., Ltd....................................... 18,000  52,081
    Nitto Kogyo Corp............................................  3,000  34,924
    Nitto Seiko Co., Ltd........................................  3,000   8,473
    NOF Corp....................................................  7,000  31,859
    Nomura Co., Ltd.............................................  4,000  12,014
    Noritake Co., Ltd...........................................  8,000  31,950
   *Noritsu Koki Co., Ltd.......................................  1,200   6,688
    Noritz Corp.................................................  1,400  28,897
    NS Solutions Corp...........................................  1,400  32,931
    NSD Co., Ltd................................................  2,400  20,666
    Obic Business Consultants Co., Ltd..........................    100   6,340
    Oenon Holdings, Inc.........................................  5,000  12,055
    Ogaki Kyoritsu Bank, Ltd. (The).............................  3,000   9,537
    Oiles Corp..................................................  1,728  36,193
    Oita Bank, Ltd. (The)....................................... 10,000  29,962
    Okabe Co., Ltd..............................................  4,000  20,730
    Okamoto Industries, Inc.....................................  6,000  24,372
    Okamura Corp................................................  3,000  19,395
    Okasan Securities Group, Inc................................ 10,000  36,127
   *Oki Electric Industry Co., Ltd.............................. 29,000  28,904
    Okinawa Electric Power Co., Ltd.............................    877  39,269
   *OKK Corp....................................................  5,000   7,186
    OKUMA Corp..................................................  6,000  63,554
    Okumura Corp................................................  5,000  18,755
    Okura Industrial Co., Ltd...................................  4,000  14,157
    Okuwa Co., Ltd..............................................  2,000  23,661
    Olympic Corp................................................  1,800  13,557
   *ONO Sokki Co., Ltd..........................................  3,000   8,748
    Onoken Co., Ltd.............................................  2,000  18,567

                                     1263

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
    Onward Holdings Co., Ltd....................................  6,000 $50,590
    Organo Corp.................................................  4,000  29,690
    Origin Electric Co., Ltd....................................  3,000  14,388
    Osaka Steel Co., Ltd........................................    500   9,716
   #Osaki Electric Co., Ltd.....................................  3,000  31,547
    OSG Corp....................................................  3,600  57,868
    Pacific Industrial Co., Ltd.................................  4,000  21,694
   *Pacific Metals Co., Ltd.....................................  2,000  14,885
    PanaHome Corp...............................................  4,000  28,419
    Panasonic Electric Works Information Systems Co., Ltd.......    400  10,963
    Paramount Bed Co., Ltd......................................  1,700  48,017
    Parco Co., Ltd..............................................  2,600  22,157
    Paris Miki Holdings, Inc....................................  1,000   9,103
    Park24 Co., Ltd.............................................  2,400  27,165
    Pasco Corp..................................................  1,000   3,661
   #Penta-Ocean Construction Co., Ltd........................... 18,000  41,254
   #PGM Holdings K.K............................................     15   8,366
   #Pigeon Corp.................................................  1,300  49,914
    Piolax, Inc.................................................  1,000  24,727
   *Pioneer Electronic Corp..................................... 11,100  58,554
    Plenus Co., Ltd.............................................    500   8,678
    Point, Inc..................................................    750  33,603
    Press Kogyo Co., Ltd........................................  9,000  51,589
    Prima Meat Packers, Ltd.....................................  5,000   6,683
    Raito Kogyo Co., Ltd........................................  2,400   8,745
  #*Rasa Industries, Ltd........................................  3,000   5,406
   *Renown, Inc.................................................  3,000   5,878
    Resorttrust, Inc............................................  1,008  14,689
    Rheon Automatic Machinery Co., Ltd..........................  2,000   4,928
    Rhythm Watch Co., Ltd....................................... 10,000  15,422
    Ricoh Leasing Co., Ltd......................................  1,000  24,023
   *Right On Co., Ltd...........................................  1,125   6,331
    Riken Corp..................................................  7,000  34,317
    Riken Technos Corp..........................................  5,000  18,080
    Riken Vitamin Co., Ltd......................................  2,000  55,876
    Ringer Hut Co., Ltd.........................................  1,800  25,479
   *Riso Kagaku Corp............................................  1,400  21,775
    Rock Field Co., Ltd.........................................    300   4,891
    Rohto Pharmaceutical Co., Ltd...............................  3,000  35,877
    Roland Corp.................................................  2,000  18,408
    Roland DG Corp..............................................    900  12,547
   #Round One Corp..............................................  1,200   9,659
    Royal Holdings Co., Ltd.....................................  2,000  21,777
    Ryobi, Ltd.................................................. 11,000  50,903
    Ryoden Trading Co., Ltd.....................................  3,000  19,551
    Ryohin Keikaku Co., Ltd.....................................    900  46,943
    Ryosan Co., Ltd.............................................  2,100  45,499
    Ryoyo Electro Corp..........................................  2,000  19,884
    S Foods, Inc................................................  2,000  17,121
  #*Sagami Chain Co., Ltd.......................................  2,000  12,051
   *Sagami Co., Ltd.............................................  3,000   3,614
    Saibu Gas Co., Ltd.......................................... 24,000  64,235
    Saizeriya Co., Ltd..........................................  1,700  34,714
   *Sakai Chemical Industry Co., Ltd............................  5,000  22,385
    Sakata INX Corp.............................................  3,000  15,408
    Sakata Seed Corp............................................  2,000  28,967
    Sala Corp...................................................  4,000  22,284
    San-A Co., Ltd..............................................    200   8,144
    San-Ai Oil Co., Ltd.........................................  4,000  22,561
    Sanden Corp.................................................  7,000  36,924
    Sangetsu Co., Ltd...........................................    500  12,823

                                     1264

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
    San-in Godo Bank, Ltd. (The)................................  7,000 $54,357
    Sankei Building Co., Ltd....................................  2,000  11,525
    Sanken Electric Co., Ltd....................................  3,000  16,290
    Sanki Engineering Co., Ltd..................................  5,000  28,964
    Sankyo Seiko Co., Ltd.......................................  4,000  14,096
   *Sankyo-Tateyama Holdings, Inc............................... 16,000  21,844
    Sankyu, Inc.................................................  8,000  38,535
    Sanoh Industrial Co., Ltd...................................  3,000  28,428
    Sanshin Electronics Co., Ltd................................  2,000  15,955
    Sanwa Holdings Corp.........................................  9,000  31,693
    Sanyo Chemical Industries, Ltd..............................  7,000  55,322
    Sanyo Denki Co., Ltd........................................  4,000  36,870
    Sanyo Shokai, Ltd...........................................  4,000  11,725
    Sanyo Special Steel Co., Ltd................................  6,000  39,483
  #*Sapporo Holdings, Ltd....................................... 10,000  41,650
    Sasebo Heavy Industries Co., Ltd............................  7,000  13,112
    Sato Corp...................................................  2,100  27,587
    Sato Shoji Corp.............................................  2,000  12,105
    Satori Electric Co., Ltd....................................  1,000   6,706
    Sawai Pharmaceutical Co., Ltd...............................    400  41,331
    Saxa Holdings, Inc..........................................  4,000   7,162
    Secom Joshinetsu Co., Ltd...................................    900  27,961
    Seika Corp..................................................  8,000  22,691
    Seikagaku Corp..............................................  1,700  19,446
    Seiko Holdings Corp.........................................  3,307  11,036
    Seino Holdings Co., Ltd.....................................  1,000   7,689
    Seiren Co., Ltd.............................................  2,000  12,671
    Sekisui Jushi Co., Ltd......................................  2,000  21,129
    Sekisui Plastics Co., Ltd...................................  7,000  31,314
    Senko Co., Ltd..............................................  6,000  22,339
    Senshu Electric Co., Ltd....................................  1,000  14,243
    Senshukai Co., Ltd..........................................  3,000  20,350
   #Shibaura Mechatronics Corp..................................  4,000  13,889
    Shibusawa Warehouse Co., Ltd................................  6,000  19,772
    Shibuya Kogyo Co., Ltd......................................  2,100  23,146
    Shiga Bank, Ltd.............................................  5,000  29,299
    Shikibo, Ltd................................................  9,000  10,511
    Shikoku Bank, Ltd........................................... 10,000  31,970
    Shikoku Chemicals Corp......................................  3,000  18,118
    Shima Seiki Manufacturing Co., Ltd..........................  1,200  28,795
    Shimachu Co., Ltd...........................................  2,400  59,851
    Shimizu Bank, Ltd...........................................    400  15,060
    Shinagawa Refractories Co., Ltd.............................  5,000  15,848
   #Shindengen Electric Manufacturing Co., Ltd..................  3,000  13,189
    Shin-Etsu Polymer Co., Ltd..................................  5,000  26,694
   #Shinkawa, Ltd...............................................  1,000   7,090
  #*Shinko Electric Industries Co., Ltd.........................  1,300  10,760
    Shinko Plantech Co., Ltd....................................  3,000  35,222
    Shinko Shoji Co., Ltd.......................................  2,000  16,052
    Shinmaywa Industries, Ltd...................................  5,000  19,839
    Shinnihon Corp..............................................  4,000  12,239
    Shiroki Corp................................................  7,000  26,197
    Shizuoka Gas Co., Ltd.......................................  3,000  18,968
   #Sho-Bond Corp...............................................  2,000  48,859
    Shobunsha Publications, Inc.................................  1,300   9,704
   #Shochiku Co., Ltd...........................................  4,000  34,338
   *Showa Corp..................................................  2,400  17,948
    Showa Sangyo Co., Ltd....................................... 10,000  31,707
   #Siix Corp...................................................  2,400  36,795
    Simplex Holdings, Inc.......................................      3   1,136
    Sinanen Co., Ltd............................................  3,000  13,141

                                     1265

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
    Sinfonia Technology Co., Ltd................................  6,000 $18,966
   *Sintokogio, Ltd.............................................  1,500  15,585
    SKY Perfect JSAT Holdings, Inc..............................     25  10,963
    SMK Corp....................................................  5,000  20,107
    Sohgo Security Services Co., Ltd............................  3,700  42,771
    So-net Entertainment Corp...................................      7  34,128
   *Sotetsu Holdings, Inc....................................... 10,000  29,608
    SRA Holdings, Inc...........................................  1,000  10,226
    Star Micronics Co., Ltd.....................................  2,000  22,603
    Starzen Co., Ltd............................................  4,000  12,504
   #Stella Chemifa Corp.........................................    900  27,380
   *Sugi Holdings Co., Ltd......................................  1,100  31,085
    Sumida Corp.................................................  1,100  10,518
    Suminoe Textile Co., Ltd....................................  5,000  10,181
   *Sumiseki Holdings, Inc......................................  2,300   3,007
   #Sumisho Computer Systems Corp...............................  1,100  19,232
    Sumitomo Bakelite Co., Ltd..................................  2,000  13,691
    Sumitomo Forestry Co., Ltd..................................  4,200  39,860
   *Sumitomo Light Metal Industries, Ltd........................ 11,000  12,123
   *Sumitomo Mitsui Construction Co., Ltd.......................  9,660   8,172
   #Sumitomo Osaka Cement Co., Ltd.............................. 20,000  57,889
    Sumitomo Pipe & Tube Co., Ltd...............................  3,000  19,656
   #Sumitomo Precision Products Co., Ltd........................  2,000  14,401
    Sumitomo Real Estate Sales Co., Ltd.........................    300  13,844
    Sumitomo Seika Chemicals Co., Ltd...........................  4,000  21,594
    Sumitomo Warehouse Co., Ltd................................. 11,000  53,632
    Sunx, Ltd...................................................  2,700  18,310
   *SWCC Showa Holdings Co., Ltd................................ 12,000  15,234
   *SxL Corp....................................................  3,000   2,369
    Systena Corp................................................     13  12,505
    T. Hasegawa Co., Ltd........................................  1,600  26,408
   #T. RAD Co., Ltd.............................................  5,000  23,363
    Tachi-S Co., Ltd............................................  2,100  40,684
    Tadano, Ltd.................................................  6,000  36,584
    Taihei Dengyo Kaisha, Ltd...................................  3,000  20,961
   #Taiheiyo Cement Corp........................................ 42,000  82,749
    Taiho Kogyo Co., Ltd........................................  1,900  19,413
    Taikisha, Ltd...............................................  2,000  40,772
   *Taiko Bank, Ltd. (The)......................................  1,000   3,287
    Taiyo Holdings Co., Ltd.....................................    400  12,186
    Taiyo Yuden Co., Ltd........................................  4,000  50,348
    Takamatsu Construction Group Co., Ltd.......................  1,600  24,463
   #Takaoka Electric Manufacturing Co., Ltd.....................  4,000  11,858
    Takara Holdings, Inc........................................  8,000  44,040
    Takara Standard Co., Ltd....................................  5,000  38,334
    Takasago International Corp.................................  7,000  33,795
   #Takasago Thermal Engineering Co., Ltd.......................  6,000  49,465
   #Takashima & Co., Ltd........................................  4,000  11,344
    Takiron Co., Ltd............................................  3,000  10,985
  #*Takuma Co., Ltd.............................................  6,000  30,809
    Tamron Co., Ltd.............................................    400  10,449
   #Tamura Corp.................................................  4,000  12,385
   *Teac Corp...................................................  5,000   2,268
    TECHNO ASSOCIE Co., Ltd.....................................  1,800  15,362
    Tecmo Koei Holdings Co., Ltd................................  3,000  25,083
   #Teikoku Tsushin Kogyo Co., Ltd..............................  4,000   7,614
    Tekken Corp................................................. 11,000  15,838
    Telepark Corp...............................................      6  11,506
   *Temp Holdings Co., Ltd......................................  1,700  15,735
    Tenma Corp..................................................  2,000  20,110
    TKC, Corp...................................................  1,200  26,610

                                     1266

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    TOA Corp................................................... 12,000 $ 21,331
   #TOA ROAD Corp..............................................  3,000    6,485
   #Toagosei Co., Ltd.......................................... 25,000  138,173
  #*Tobishima Corp............................................. 12,000    4,063
    TOC Co., Ltd...............................................  5,000   22,133
    Tocalo Co., Ltd............................................  1,000   23,431
    Tochigi Bank, Ltd..........................................  7,000   26,614
    Toda Corp.................................................. 17,000   64,825
    Toei Co., Ltd..............................................  5,000   23,715
    Toenec Corp................................................  3,000   16,415
    Toho Bank, Ltd............................................. 14,000   33,633
   #Toho Holdings Co., Ltd.....................................  1,900   19,472
    Toho Titanium Co., Ltd.....................................    900   24,582
   #Toho Zinc Co., Ltd.........................................  6,000   30,066
    Tohoku Bank, Ltd. (The)....................................  8,000   12,271
    Tokai Carbon Co., Ltd......................................  5,000   28,310
   *TOKAI Holdings Corp........................................  5,000   25,654
    Tokai Rika Co., Ltd........................................    600   11,748
    Tokai Rubber Industries, Ltd...............................  2,700   39,091
    Tokai Tokyo Financial Holdings, Inc........................ 19,000   57,874
  #*Toko, Inc..................................................  8,000   18,167
    Tokushu Tokai Paper Co., Ltd...............................  5,189   10,505
  #*Tokyo Dome Corp............................................  8,000   16,093
    Tokyo Energy & Systems, Inc................................  2,000   10,230
   *Tokyo Kikai Seisakusho, Ltd................................  6,000    5,460
    Tokyo Ohka Kogyo Co., Ltd..................................  2,700   60,454
    Tokyo Rakutenchi Co., Ltd..................................  5,000   17,586
   #Tokyo Rope Manufacturing Co., Ltd..........................  4,000   13,842
    Tokyo Seimitsu Co., Ltd....................................  1,700   31,241
    Tokyo Tatemono Co., Ltd.................................... 20,000   81,653
    Tokyo Tekko Co., Ltd.......................................  3,000    8,480
    Tokyo Theatres Co., Inc....................................  6,000    8,020
    Tokyo Tomin Bank, Ltd......................................  1,000   13,479
    Tokyotokeiba Co., Ltd......................................  7,000    9,796
    Tokyu Community Corp.......................................  1,000   33,278
    Tokyu Construction Co., Ltd................................  5,880   16,929
   #Tokyu Livable, Inc.........................................  1,800   17,611
    Tokyu Recreation Co., Ltd..................................  3,000   19,021
    Toli Corp..................................................  6,000   12,910
    Tomato Bank, Ltd...........................................  9,000   16,446
    Tomen Electronics Corp.....................................    800   10,403
    TOMONY Holdings, Inc....................................... 10,000   43,285
    Tomy Co., Ltd..............................................  3,317   29,461
    Tonami Holdings Co., Ltd...................................  3,000    6,873
    Topcon Corp................................................  1,200    6,819
    Toppan Forms Co., Ltd......................................  2,300   19,349
    Topre Corp.................................................  1,200   13,122
    Topy Industries, Ltd....................................... 16,000   49,883
    Torishima Pump Manufacturing Co., Ltd......................  2,000   31,548
    Toshiba Machine Co., Ltd...................................  5,000   30,546
    Toshiba Plant Kensetsu Co., Ltd............................  4,000   45,883
    Toshiba TEC Corp...........................................  8,000   33,922
    Tosho Printing Co., Ltd....................................  5,000    9,825
    Totetsu Kogyo Co., Ltd.....................................  3,000   27,880
  #*Totoku Electric Co., Ltd...................................  3,000    3,926
    Tottori Bank, Ltd..........................................  6,000   12,277
    Touei Housing Corp.........................................    900   10,735
    Towa Bank, Ltd............................................. 10,000   12,450
    Towa Pharmaceutical Co., Ltd...............................    900   52,874
   #Toyo Construction Co., Ltd................................. 18,000   17,544
    Toyo Corp..................................................  3,000   33,529

                                     1267

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
    Toyo Electric Manufacturing Co., Ltd........................  5,000 $25,885
    Toyo Engineering Corp....................................... 11,000  40,841
    Toyo Ink Manufacturing Co., Ltd............................. 15,000  70,923
    Toyo Kanetsu K.K............................................ 12,000  31,074
    Toyo Kohan Co., Ltd.........................................  3,000  14,307
    Toyo Securities Co., Ltd....................................  5,000   8,419
    Toyo Tanso Co., Ltd.........................................    100   5,237
    Toyo Tire & Rubber Co., Ltd.................................  8,000  22,239
    Toyobo Co., Ltd............................................. 30,000  46,266
    Trans Cosmos, Inc...........................................  1,100  12,714
    Trusco Nakayama Corp........................................  1,400  29,181
    TS Tech Co., Ltd............................................  2,200  41,994
  #*TSI Holdings Co., Ltd.......................................  4,825  33,218
    Tsubakimoto Chain Co........................................  9,000  57,791
    Tsukishima Kikai Co., Ltd...................................  3,000  26,577
    Tsukuba Bank, Ltd...........................................  1,700   5,403
    Tsuruha Holdings, Inc.......................................    400  20,583
    Tsurumi Manufacturing Co., Ltd..............................  2,000  15,447
    Tsutsumi Jewelry Co., Ltd...................................    800  20,339
    TV Asahi Corp...............................................      3   4,832
    Ube Material Industries, Ltd................................  6,000  22,539
    Uchida Yoko Co., Ltd........................................  4,000  10,893
    Ulvac, Inc..................................................  1,200  22,155
    Uniden Corp.................................................  2,000  10,263
    Union Tool Co...............................................    400   8,929
    Unipres Corp................................................    700  20,254
    United Arrows, Ltd..........................................  1,200  24,317
   *Unitika, Ltd................................................ 33,000  25,602
    U-Shin, Ltd.................................................  2,000  18,524
    Valor Co., Ltd..............................................  2,000  32,582
   #Vital KSK Holdings, Inc.....................................  2,800  22,268
   #Wacom Co., Ltd..............................................     14  15,826
    Warabeya Nichiyo Co., Ltd...................................  1,200  14,605
   #Watami Food Service Co., Ltd................................  1,400  31,754
    Wood One Co., Ltd...........................................  3,000  12,110
    Xebio Co., Ltd..............................................  1,500  35,529
   *Yachiyo Bank, Ltd. (The)....................................    300   8,970
    Yamabiko Corp...............................................    615   7,752
    Yamagata Bank, Ltd.......................................... 11,000  52,611
  #*Yamaichi Electronics Co., Ltd...............................  1,600   4,981
    Yamanashi Chuo Bank, Ltd.................................... 11,000  46,437
    Yamazen Co., Ltd............................................  3,000  22,876
    Yaoko Co., Ltd..............................................    500  16,476
    Yasuda Warehouse Co., Ltd. (The)............................  2,000  11,925
    Yellow Hat, Ltd.............................................  1,800  20,546
    Yodogawa Steel Works, Ltd...................................  9,000  37,895
    Yokohama Reito Co., Ltd.....................................  3,000  21,456
    Yokowo Co., Ltd.............................................  1,700  10,168
    Yomeishu Seizo Co., Ltd.....................................  2,000  19,009
    Yomiuri Land Co., Ltd.......................................  3,000  10,609
    Yondenko Corp...............................................  2,100   9,416
    Yonekyu Corp................................................  2,000  15,470
   #Yorozu Corp.................................................  1,900  48,584
    Yoshinoya Holdings Co., Ltd.................................     23  29,792
    Yurtec Corp.................................................  4,000  18,251
    Yusen Logistics Co., Ltd....................................    600   9,587
    Yushiro Chemical Industry Co., Ltd..........................  1,000  14,342
    Zenrin Co., Ltd.............................................  1,800  18,559
   #Zensho Co., Ltd.............................................  2,100  27,198
    ZERIA Pharmaceutical Co., Ltd...............................  2,000  28,284

                                     1268

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------ -----------
JAPAN -- (Continued)
    Zuken, Inc..............................................  2,000 $    15,150
                                                                    -----------
TOTAL JAPAN.................................................         19,031,200
                                                                    -----------

NETHERLANDS -- (1.6%)
    Aalberts Industries NV..................................  5,881     114,575
    Accell Group NV.........................................  1,848      47,918
   *AFC Ajax NV.............................................    864       8,691
   #Arcadis NV..............................................  2,418      56,999
   #ASM International NV....................................  2,535      72,052
    BE Semiconductor Industries NV..........................  1,100       7,477
    Beter Bed Holding NV....................................  1,357      33,870
    Brunel International NV.................................  1,355      56,552
    CSM NV..................................................  2,259      59,784
    Exact Holding NV........................................    619      18,320
   #Grontmij NV.............................................    910      16,917
    Heijmans NV.............................................    418       9,595
    Imtech NV...............................................  4,061     130,995
    KAS Bank NV.............................................    488       6,743
   #Kendrion NV.............................................    133       3,470
    Koninklijke Bam Groep NV................................  7,997      45,045
    Koninklijke Ten Cate NV.................................  1,437      50,013
    Macintosh Retail Group NV...............................    944      20,528
    Mediq NV................................................  3,543      66,070
    Nutreco NV..............................................  1,878     130,577
  #*Ordina NV...............................................  2,349       9,049
  #*Pharming Group NV.......................................  3,806         638
   *PostNL NV...............................................  2,504      19,552
   *Roto Smeets Group NV....................................    354       3,845
    SBM Offshore NV......................................... 10,396     248,517
   #Sligro Food Group NV....................................  1,176      41,963
   *SNS Reaal Groep NV......................................  4,266      17,787
    Telegraaf Media Groep NV................................  1,554      26,155
    TKH Group NV............................................  2,870      82,991
  #*TomTom NV...............................................  3,951      18,691
    Unit 4 NV...............................................    982      32,578
    USG People NV...........................................  4,391      65,677
   *Wavin NV................................................    592       7,497
                                                                    -----------
TOTAL NETHERLANDS...........................................          1,531,131
                                                                    -----------

NEW ZEALAND -- (0.8%)
   #Air New Zealand, Ltd.................................... 25,682      26,465
    Briscoe Group, Ltd...................................... 15,371      19,193
    Cavalier Corp., Ltd.....................................  8,600      25,792
   *Ebos Group, Ltd.........................................    430       2,531
   *Fisher & Paykel Appliances Holdings, Ltd................ 46,520      24,525
    Fisher & Paykel Healthcare Corp., Ltd................... 18,502      40,702
    Freightways, Ltd........................................  7,082      21,169
    Hallenstein Glasson Holdings, Ltd.......................  5,327      16,618
   *Heartland New Zealand, Ltd..............................  5,841       3,111
    Infratil, Ltd........................................... 26,812      42,422
    Mainfreight, Ltd........................................  3,992      36,854
    New Zealand Refining Co., Ltd........................... 13,533      41,537
   #Nuplex Industries, Ltd.................................. 10,316      24,873
    Port of Tauranga, Ltd...................................  7,100      57,302
    Pumpkin Patch, Ltd......................................  7,400       6,844
    Pyne Gould Corp., Ltd...................................  5,841       1,797
   *Pyne Gould Guinness, Ltd................................ 10,577       4,562
   #Ryman Healthcare, Ltd................................... 11,810      28,048
    Sanford, Ltd............................................  6,562      30,093
    Sky City Entertainment Group, Ltd....................... 36,975     119,479
    Sky Network Television, Ltd............................. 13,395      67,928

                                     1269

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
NEW ZEALAND -- (Continued)
    Steel & Tube Holdings, Ltd................................   5,579 $ 12,220
    Tower, Ltd................................................  11,085   14,807
   *TrustPower, Ltd...........................................   4,827   30,100
    Vector, Ltd...............................................  10,714   22,348
    Warehouse Group, Ltd......................................   5,475   17,054
                                                                       --------
TOTAL NEW ZEALAND.............................................          738,374
                                                                       --------

NORWAY -- (0.9%)
    Acta Holding ASA..........................................   5,000    2,485
   *Algeta ASA................................................     913   34,034
    Atea ASA..................................................   5,000   51,404
    Austevoll Seafood ASA.....................................   5,800   31,933
    BW Offshore, Ltd..........................................  18,600   40,813
    BWG Homes ASA.............................................   6,471   20,977
   *Camillo Eitze & Co. ASA...................................   1,600    1,777
    Cermaq ASA................................................   3,800   53,062
   *Copeinca ASA..............................................     970    7,892
   *Det Norske Oljeselskap ASA................................   1,755    8,656
   *DNO International ASA.....................................  47,611   53,601
   *DOF ASA...................................................   2,500   21,273
   *EDB ErgoGroup ASA.........................................   3,410    8,137
   *Eitzen Chemical ASA.......................................  22,919    2,111
    Ekornes ASA...............................................   1,600   34,899
    Farstad Shipping ASA......................................     800   23,831
    Ganger Rolf ASA...........................................   1,960   48,845
   #Golden Ocean Group, Ltd...................................  12,836   12,058
  #*Kongsberg Automotive Holding ASA..........................  11,000    7,679
   #Nordic Semiconductor ASA..................................   6,760   21,617
  #*Norse Energy Corp. ASA....................................  15,009    1,802
  #*Norske Skogindustrier ASA Series A........................   7,000   10,369
   *Norwegian Air Shuttle ASA.................................     840   16,360
  #*Norwegian Energy Co. ASA..................................   1,598    1,974
   *Odfjell ASA Series A......................................   1,000    8,355
   *Opera Software ASA........................................   2,277   14,603
   *Panoro Energy ASA.........................................   1,501    1,700
    Prosafe ASA...............................................  11,000   81,802
  #*Sevan Marine ASA..........................................  33,350    3,341
    Solstad Offshore ASA......................................   1,000   21,035
   *Songa Offshore SE.........................................   5,366   29,535
    SpareBanken 1 SMN.........................................   6,214   55,350
   #Tomra Systems ASA.........................................   9,200   83,187
   *TTS Marine ASA............................................   1,100    2,321
    Veidekke ASA..............................................   4,900   42,318
    Wilh Wilhelmsen Holding ASA...............................   2,050   56,977
                                                                       --------
TOTAL NORWAY..................................................          918,113
                                                                       --------

PORTUGAL -- (0.4%)
   #Altri SGPS SA.............................................   7,954   16,374
  #*Banco BPI SA..............................................  16,849   22,704
  #*Banco Comercial Portugues SA.............................. 105,920   48,863
   *Brisa SA..................................................   1,978    9,198
   *Impresa SGPS SA...........................................   6,108    4,645
    Mota-Engil SGPS SA........................................   4,552    8,495
    Portucel-Empresa Produtora de Pasta de Papel SA...........  20,700   61,520
    Redes Energeticas Nacionais SA............................  15,049   49,579
    Sociedade de Investimento e Gestao SGPS SA................   6,200   61,446
   *Sonae Industria SGPS SA...................................   2,500    4,125
   #Sonae SGPS SA.............................................  53,752   51,293
    Sonaecom SGPS SA..........................................   8,301   17,872

                                     1270

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
PORTUGAL -- (Continued)
   #Zon Multimedia Servicos de Telecomunicacoes e Multimedia
     SGPS SA..................................................   7,743 $ 31,776
                                                                       --------
TOTAL PORTUGAL................................................          387,890
                                                                       --------

SINGAPORE -- (1.3%)
   #Allgreen Properties, Ltd..................................  40,000   52,820
    Banyan Tree Holdings, Ltd.................................   7,000    5,084
   *Biosensors International Group, Ltd.......................  19,000   21,515
    Boustead Singapore, Ltd...................................  22,000   18,984
    Bukit Sembawang Estates, Ltd..............................   7,500   27,991
   *Bund Center Investment, Ltd............................... 108,000   19,674
    Cerebos Pacific, Ltd......................................  15,000   66,150
    CH Offshore, Ltd..........................................  17,400    5,989
    China Aviation Oil Singapore Corp., Ltd...................   8,000    8,157
    Chuan Hup Holdings, Ltd...................................  87,000   18,465
    Creative Technology, Ltd..................................   2,650    6,378
    CSE Global, Ltd...........................................  20,000   20,014
    CWT, Ltd..................................................  12,000   12,843
   *Delong Holdings, Ltd......................................  17,000    5,546
   #Ezion Holdings, Ltd.......................................  20,000   11,349
   #Ezra Holdings, Ltd........................................  27,600   28,730
    Falcon Energy Group, Ltd..................................  21,000    5,659
   #First Resources, Ltd......................................  26,000   30,513
   *Fu Yu Corp., Ltd..........................................  78,750    5,947
    GK Goh Holdings, Ltd......................................  17,000    9,183
    Goodpack, Ltd.............................................  14,000   21,938
   *GuocoLeisure, Ltd.........................................  12,000    7,122
    Hi-P International, Ltd...................................  23,000   17,675
    Ho Bee Investment, Ltd....................................  14,000   16,330
   *Hong Fok Corp., Ltd.......................................  41,000   18,494
    Hong Leong Asia, Ltd......................................   8,000   14,455
    Hotel Grand Central, Ltd..................................  32,939   21,315
    Hotel Properties, Ltd.....................................  17,200   33,017
    Hwa Hong Corp., Ltd.......................................  59,000   25,233
    Hyflux, Ltd...............................................  19,500   31,699
   *Jaya Holdings, Ltd........................................  22,000   10,344
   *JES International Holdings, Ltd...........................  21,000    4,422
    K1 Ventures, Ltd.......................................... 120,000   13,843
   *KS Energy, Ltd............................................  10,000    8,790
   *Lafe Corp., Ltd...........................................  39,200    2,278
    M1, Ltd...................................................  17,000   36,866
  #*Manhattan Resources, Ltd..................................  23,000   24,097
    Metro Holdings, Ltd.......................................  49,200   33,151
   #Midas Holdings, Ltd.......................................  21,000    9,913
  #*Oceanus Group, Ltd........................................  40,000    6,625
    Orchard Parade Holdings, Ltd..............................  11,239   15,990
    OSIM International, Ltd...................................  18,000   22,205
    Otto Marine, Ltd..........................................  32,000    5,153
    Pan Pacific Hotels Group, Ltd.............................  37,500   60,430
    Petra Foods, Ltd..........................................  20,000   33,784
   #Raffles Education Corp., Ltd..............................  41,000   21,077
    Raffles Medical Group, Ltd................................   9,000   18,339
    Rotary Engineering, Ltd...................................  17,000   11,553
    SBS Transit, Ltd..........................................  23,000   35,746
    SC Global Developments, Ltd...............................   8,000    9,367
  #*Sinarmas Land, Ltd........................................ 108,000   29,034
    Singapore Post, Ltd.......................................  21,000   19,084
   *Stamford Land Corp., Ltd..................................  12,000    6,268
    Sunvic Chemical Holdings, Ltd.............................  40,000   22,231
    Super Group, Ltd..........................................  13,000   15,551
  #*Swiber Holdings, Ltd......................................  10,000    5,764
    Tat Hong Holdings, Ltd....................................  17,000   11,024

                                     1271

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SINGAPORE -- (Continued)
    Tuan Sing Holdings, Ltd.................................  44,628 $   13,882
    United Engineers, Ltd...................................  11,000     20,348
    UOB-Kay Hian Holdings, Ltd..............................  30,000     41,571
    WBL Corp., Ltd..........................................  22,000     60,679
    Wheelock Properties, Ltd................................  20,000     30,772
    Wing Tai Holdings, Ltd..................................  34,000     41,713
   #Yongnam Holdings, Ltd...................................  70,000     15,921
                                                                     ----------
TOTAL SINGAPORE.............................................          1,306,084
                                                                     ----------

SPAIN -- (1.9%)
   #Abengoa SA..............................................   2,121     60,096
    Adolfo Dominguez SA.....................................     425      4,710
    Almirall SA.............................................   3,466     32,990
   *Amper SA................................................   1,760      8,105
    Antena 3 de Television SA...............................   3,640     28,853
   *Azkoyen SA..............................................   2,184      6,534
  #*Banco de Valencia SA....................................   2,479      4,851
    Banco Pastor SA.........................................   8,014     34,305
    Bankinter SA............................................  12,568     77,474
   *Baron de Ley SA.........................................      67      4,582
   #Bolsas y Mercados Espanoles SA..........................   4,485    128,446
    Campofrio Food Group SA.................................   1,577     13,917
   *Cementos Portland Valderrivas SA........................   1,167     19,309
   *Codere SA...............................................     767     10,136
    Construcciones y Auxiliar de Ferrocarriles SA...........     103     57,633
   *Deoleo SA...............................................   8,137      4,718
    Duro Felguera SA........................................   2,827     22,602
    Ebro Foods SA...........................................   5,454    105,816
    Elecnor SA..............................................   1,422     21,471
   *Ercros SA...............................................   3,027      4,233
    Faes Farma SA...........................................   7,525     20,077
   *Faes Farma SA Issue 11..................................     376      1,005
   *Fomento de Construcciones y Contratas SA................     175      4,801
   *Gamesa Corp Tecnologica SA..............................   8,665     63,329
   *General de Alquiler de Maquinaria SA....................   1,582      3,332
    Grifols SA..............................................   6,802    148,673
    Grupo Catalana Occidente SA.............................   3,722     88,369
    Grupo Empresarial Ence SA...............................   8,850     31,783
   *Grupo Ezentis SA........................................  13,800      4,641
    Iberpapel Gestion SA....................................     936     21,179
    Indra Sistemas SA.......................................   5,293    104,913
   *Inmobiliaria Colonial SA................................      25        169
   *Jazztel P.L.C...........................................   5,844     36,304
   *La Seda de Barcelona SA................................. 228,989     27,539
   #Melia Hotels International SA...........................   4,123     42,892
    Miquel y Costas & Miquel SA.............................     555     17,070
   *Natraceutical SA........................................  15,014      5,855
   *NH Hoteles SA...........................................   5,825     36,502
    Obrascon Huarte Lain SA.................................   1,921     61,052
    Papeles y Cartones de Europa SA.........................   2,697     15,015
    Pescanova SA............................................     718     30,887
   *Promotora de Informaciones SA...........................  12,732     25,839
    Prosegur Cia de Seguridad SA............................   2,200    101,130
   *Realia Business SA......................................   4,187      8,784
   *Service Point Solutions SA..............................   7,818      4,099
   *Sociedad Nacional Inds. Aplicaciones Celulosa Espanola
     SA.....................................................   4,714     10,440
    Tecnicas Reunidas SA....................................     485     21,384
   *Tubacex SA..............................................   5,465     17,632
   *Tubos Reunidos SA.......................................   8,287     24,214
    Unipapel SA.............................................     733     13,492
   *Vertice Trescientos Sesenta Grados SA...................     651        192

                                     1272

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
SPAIN -- (Continued)
    Vidrala SA...............................................  1,105 $   31,938
    Viscofan SA..............................................  3,593    133,785
   *Zeltia SA................................................ 12,166     37,133
                                                                     ----------
TOTAL SPAIN..................................................         1,846,230
                                                                     ----------

SWEDEN -- (2.4%)
    Aarhuskarlshamn AB.......................................  1,961     56,101
  #*Active Biotech AB........................................  1,480     18,516
    Addtech AB Series B......................................  2,500     68,922
    AF AB....................................................  1,800     33,405
   *Alliance Oil Co., Ltd. AB GDR............................    552      9,323
   *Anoto Group AB...........................................  7,000      3,006
    Avanza Bank Holding AB...................................    595     17,290
    Axfood AB................................................  1,800     69,267
    Axis Communications AB...................................  2,100     43,407
    B&B Tools AB.............................................  2,500     35,697
   *BE Group AB..............................................  2,600     13,780
    Beijer Alma AB...........................................  1,700     34,544
   *Betsson AB...............................................    910     21,411
    Bilia AB Series A........................................  2,065     34,196
    Billerud AB..............................................  4,200     37,928
    BioGaia AB Series B......................................  1,689     39,372
   *BioInvent International AB...............................  4,428     13,595
   *Bure Equity AB...........................................  1,767      8,521
   #Cantena AB...............................................  1,487     24,068
   *Castellum AB.............................................  3,355     48,533
   #Clas Ohlson AB Series B..................................  1,200     15,911
    Cloetta AB...............................................    960      5,102
   *Concentric AB............................................  3,360     21,149
  #*Duni AB..................................................    454      4,119
    Elekta AB Series B.......................................  5,600    257,713
  #*Eniro AB.................................................    744      2,655
  #*Etrion Corp. AG..........................................    482        345
   *Fabege AB................................................  4,042     38,953
    G & L Beijer AB Series B.................................    800     31,848
    Gunnebo AB...............................................  3,000     19,033
   #Hakon Invest AB..........................................  1,025     14,584
    Haldex AB................................................  3,360     18,788
  #*Haldex AB Redemption Shares..............................  3,360     16,022
   #Hexpol AB................................................  2,066     56,777
   *HIQ International AB.....................................  1,000      5,615
    Hoganas AB Series B......................................  1,300     51,248
    Holmen AB................................................    471     13,705
    Industrial & Financial Systems AB Series B...............  1,012     19,449
    Indutrade AB.............................................    370     11,307
    Intrum Justitia AB.......................................  5,500     85,211
    JM AB....................................................  5,312    102,894
   #KappAhl AB...............................................  2,000      8,460
   *Klovern AB...............................................  1,714      7,945
   *Kungsleden AB............................................  1,984     18,221
    Lagercrantz Group AB Series B............................  2,500     22,225
    Lennart Wallenstam Byggnads AB Series B..................    563      5,740
    Loomis AB................................................  3,243     43,888
   *Lundin Petroleum AB......................................  1,138     15,622
   *Meda AB Series A.........................................  3,519     43,425
   *Medivir AB...............................................    893     17,724
    Mekonomen AB.............................................  1,400     45,295
   *Micronic Mydata AB.......................................  2,400      5,261
    NCC AB Series B..........................................  6,075    122,161
  #*Net Insight AB........................................... 11,409      4,830
   #New Wave Group AB Series B...............................  2,000     11,856

                                     1273

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
SWEDEN -- (Continued)
   #NIBE Industrier AB.......................................  3,549 $   59,753
   *Nobia AB.................................................  8,067     46,840
    Nolato AB Series B.......................................  1,100     11,330
    Nordnet AB...............................................  2,986      9,289
   *Northland Resources SA...................................    200        519
    Orc Group AB.............................................    332      3,292
    Oriflame Cosmetics SA....................................    637     29,049
   *PA Resources AB..........................................  9,100      5,147
    Peab AB Series B......................................... 14,480     95,996
    Proffice AB..............................................  2,061      9,080
   *Rezidor Hotel Group AB...................................  3,516     18,027
    Saab AB..................................................  2,339     51,014
   *SAS AB...................................................  7,999     15,657
   #Skistar AB...............................................  1,500     24,464
    Sweco AB.................................................  1,500     14,917
   *Swedish Orphan Biovitrum AB..............................  5,364     19,472
    Trelleborg AB Series B................................... 14,007    155,412
    Wihlborgs Fastigheter AB.................................  1,846     25,918
                                                                     ----------
TOTAL SWEDEN.................................................         2,391,139
                                                                     ----------

SWITZERLAND -- (4.9%)
    Acino Holding AG.........................................    184     19,232
   *Affichage Holding SA.....................................     64     12,408
    AFG Arbonia-Forster Holding AG...........................    457     15,326
    Allreal Holding AG.......................................    372     65,795
    Aryzta AG................................................  6,721    367,046
    Ascom Holding AG.........................................  1,474     20,200
    Austriamicrosystems AG...................................    575     32,741
   *Autoneum Holding AG......................................    254     25,979
    Bachem Holdings AG.......................................    343     18,260
    Bank Coop AG.............................................    531     44,897
    Bank Sarasin & Cie AG Series B...........................  2,000     84,452
    Banque Cantonale de Geneve SA............................     85     23,575
    Banque Cantonale Vaudoise AG.............................     88     55,866
    Banque Privee Edmond de Rothschild SA....................      1     28,730
    Barry Callebaut AG.......................................     52     54,851
   *Basilea Pharmaceutica AG.................................    201     14,780
    Belimo Holdings AG.......................................     34     71,549
    Bellevue Group AG........................................    298      5,274
    Berner Kantonalbank AG...................................    264     83,453
   *Bobst Group AG...........................................    800     29,920
    Bossard Holding AG.......................................     16      2,751
    Bucher Industries AG.....................................    416     86,568
   #Burckhardt Compression Holding AG........................    162     46,329
    Centralschweizerische Kraftwerke AG......................     26     10,733
    Charles Voegele Holding AG...............................    750     37,733
    Cie Financiere Tradition SA..............................     66      8,333
  #*Clariant AG.............................................. 15,895    249,928
    Coltene Holding AG.......................................    250     13,332
    Conzzeta AG..............................................     27     80,578
    Daetwyler Holding AG.....................................    296     24,737
   *Dufry AG.................................................    642     75,856
   #EFG International AG.....................................  3,568     39,221
    EGL AG...................................................     24     25,642
    Emmi AG..................................................    111     29,711
    EMS-Chemie Holding AG....................................    529    112,785
    Energiedienst Holding AG.................................  1,000     63,512
    Ferrexpo P.L.C...........................................  8,330     62,902
    Flughafen Zuerich AG.....................................    262    120,547
    Forbo Holding AG.........................................     82     59,119
   #Galenica Holding AG......................................    362    244,890

                                     1274

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
SWITZERLAND -- (Continued)
    GAM Holding AG...........................................  5,608 $   87,001
   *Gategroup Holding AG.....................................    159      6,340
    George Fisher AG.........................................    232    123,077
   #Gurit Holding AG.........................................     25     16,783
    Helvetia Holding AG......................................    360    145,350
   *Implenia AG..............................................     90      3,176
    Kaba Holding AG..........................................     90     37,244
   *Kardex AG................................................    430     10,010
    Komax Holding AG.........................................    205     24,145
    Kudelski SA..............................................  1,700     22,175
   *Kuoni Reisen Holding AG..................................    200     77,661
  #*LEM Holding SA...........................................     42     24,657
  #*Logitech International SA................................  7,307     70,168
    Lonza Group AG...........................................  1,708    145,471
    Luzerner Kantonalbank AG.................................    200     83,106
    Metall Zug AG............................................     12     54,862
  #*Meyer Burger Technology AG...............................  1,194     41,914
   *Micronas Semiconductor Holding AG........................    800      6,025
    Mobimo Holding AG........................................    192     53,217
    Nobel Biocare Holding AG.................................  3,342     63,933
   *OC Oerlikon Corp. AG.....................................    117        993
   *Panalpina Welttransport Holding AG.......................    751     90,291
    Partners Group Holding AG................................    517     98,255
   *Petroplus Holdings AG....................................  2,692     36,905
    Phoenix Mecano AG........................................     50     36,822
   *Precious Woods Holding AG................................    190      3,595
   *PSP Swiss Property AG....................................    211     21,359
    PubliGroupe SA...........................................     72     12,717
  #*Rieters Holdings AG......................................    254     58,536
    Romande Energie Holding SA...............................     27     50,655
   *Schmolz & Bickenbach AG..................................    246      2,871
   *Schulthess Group AG......................................    434     30,577
    Schweiter Technologies AG................................     80     53,942
    Schweizerische National-Versicherungs-Gesellschaft AG....    630     24,591
    St. Galler Kantonalbank AG...............................    170     95,725
    Straumann Holding AG.....................................    128     29,153
    Sulzer AG................................................    551     80,061
    Swisslog Holding AG...................................... 16,104     18,119
    Swissquote Group Holding SA..............................    538     25,046
    Tecan Group AG...........................................    607     51,229
  #*Temenos Group AG.........................................  3,482     83,681
    Valartis Group AG........................................    200      4,390
   #Valiant Holding AG.......................................    287     45,442
    Valora Holding AG........................................    224     66,954
    Verwaltungs und Privat-Bank AG...........................    150     17,683
   *Von Roll Holding AG......................................  1,435      5,637
    Vontobel Holdings AG.....................................  1,700     55,376
   #Ypsomed Holdings AG......................................    227     13,275
    Zehnder Group AG.........................................     12     38,056
    Zuger Kantonalbank AG....................................      8     55,084
                                                                     ----------
TOTAL SWITZERLAND............................................         4,772,876
                                                                     ----------

UNITED KINGDOM -- (15.2%)
    A.G. Barr P.L.C..........................................  2,260     47,173
    Aberdeen Asset Management P.L.C.......................... 38,814    139,986
    Aegis Group P.L.C........................................ 44,036    111,714
   *Afren P.L.C.............................................. 35,559     81,460
    Aga Rangemaster Group P.L.C..............................  7,312     13,113
    Amlin P.L.C.............................................. 13,926     91,990
    Anglo Pacific Group P.L.C................................  9,858     51,777
    Anite P.L.C..............................................  6,640      7,531

                                     1275

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
UNITED KINGDOM -- (Continued)
    Arena Leisure P.L.C.......................................   8,000 $  4,598
    Ashmore Group P.L.C.......................................  17,299  114,287
    Ashtead Group P.L.C.......................................  15,391   40,479
    Assura Group, Ltd.........................................   3,461    2,442
    Aveva Group P.L.C.........................................   3,072   85,756
   *Avis Europe P.L.C.........................................   4,560   23,302
    Axis-Shield P.L.C.........................................   3,456   26,747
    Babcock International Group P.L.C.........................  19,735  217,976
    Balfour Beatty P.L.C......................................  26,593  132,050
   *Barratt Developments P.L.C................................  21,739   35,026
    BBA Aviation P.L.C........................................  33,952  117,876
    Beazley P.L.C.............................................  44,533   94,214
    Bellway P.L.C.............................................   5,288   57,161
    Berendsen P.L.C...........................................  12,354  109,492
   *Berkeley Group Holdings P.L.C. (The)......................   7,459  150,417
    Bloomsbury Publishing P.L.C...............................   3,174    5,953
    Bodycote P.L.C............................................  14,936   94,318
    Booker Group P.L.C........................................     241      291
    Bovis Homes Group P.L.C...................................   9,037   61,007
    Brammer P.L.C.............................................   1,933    9,593
    Brewin Dolphin Holdings P.L.C.............................  18,429   44,703
    British Polythene Industries P.L.C........................   2,000   10,596
    Britvic P.L.C.............................................   9,158   52,620
   *BTG P.L.C.................................................  15,817   72,713
    Bunzl P.L.C...............................................   4,316   54,558
   *Bwin.Party Digital Entertainment P.L.C....................   2,099    4,640
    Cable & Wireless Communications P.L.C.....................  77,304   46,920
   *Cable & Wireless Worldwide P.L.C..........................  42,310   29,002
   *Capital & Counties Properties P.L.C.......................   4,385   13,490
    Carillion P.L.C...........................................  33,513  201,275
    Carpetright P.L.C.........................................   4,000   38,686
    Castings P.L.C............................................   4,744   25,167
    Catlin Group, Ltd.........................................  20,635  139,956
   *Centamin Egypt, Ltd.......................................  45,827  101,609
    Charter International P.L.C...............................   8,148  106,646
    Chemring Group P.L.C......................................  11,470  103,154
    Chesnara P.L.C............................................   3,745   14,211
    Cineworld Group P.L.C.....................................   4,511   13,844
    Clarkson P.L.C............................................     317    6,830
    Close Brothers Group P.L.C................................   9,621  118,101
    Cobham P.L.C..............................................  27,727   92,421
    Collins Stewart Hawkpoint P.L.C...........................   4,982    6,040
    Communisis P.L.C..........................................   4,553    2,378
    Computacenter P.L.C.......................................   6,654   53,562
    Consort Medical P.L.C.....................................   1,360   12,558
    Cookson Group P.L.C.......................................  14,023  147,541
    Corin Group P.L.C.........................................   2,986    2,710
    Cranswick P.L.C...........................................   1,977   20,836
    Croda International P.L.C.................................   6,477  201,603
    CSR P.L.C.................................................   8,397   38,362
    Daily Mail & General Trust P.L.C. Series A................  14,916  100,255
    Dairy Crest Group P.L.C...................................  10,341   63,565
    De La Rue P.L.C...........................................   4,515   57,651
    Debenhams P.L.C...........................................  44,084   48,146
    Dechra Pharmaceuticals P.L.C..............................     700    5,405
    Development Securities P.L.C..............................   5,838   20,776
    Devro P.L.C...............................................   8,000   33,912
    Dialight P.L.C............................................   2,792   38,176
    Dignity P.L.C.............................................   4,072   53,367
    Diploma P.L.C.............................................   7,500   44,742
   *Dixons Retail P.L.C....................................... 106,128   24,623

                                     1276

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
UNITED KINGDOM -- (Continued)
    Domino Printing Sciences P.L.C.............................  6,574 $ 71,510
    Drax Group P.L.C........................................... 17,526  153,655
    DS Smith P.L.C............................................. 31,526  121,208
    E2V Technologies P.L.C.....................................  6,171   11,988
   *easyJet P.L.C.............................................. 11,405   68,469
    Electrocomponents P.L.C.................................... 25,911   98,588
    Elementis P.L.C............................................ 23,267   62,137
   *EnQuest P.L.C.............................................. 18,011   36,780
   *Enterprise Inns P.L.C...................................... 26,524   24,068
    Euromoney Institutional Investor P.L.C.....................  4,036   45,098
    Evolution Group P.L.C......................................  7,200    9,223
   *Exillon Energy P.L.C.......................................    390    2,711
    F&C Asset Management P.L.C................................. 30,246   34,950
    Fenner P.L.C...............................................  8,325   52,706
    Fidessa Group P.L.C........................................  2,121   65,344
    Filtrona P.L.C.............................................  7,745   43,318
   *Findel P.L.C............................................... 40,971    5,027
    Firstgroup P.L.C........................................... 19,233  114,877
    French Connection Group P.L.C..............................  2,765    3,049
    Fuller Smith & Turner P.L.C................................  3,070   35,508
    Future P.L.C............................................... 13,448    2,765
    Galliford Try P.L.C........................................  2,925   23,693
    Game Group P.L.C........................................... 17,436    7,982
    Games Workshop Group P.L.C.................................    510    3,853
   *Gem Diamonds, Ltd..........................................  5,200   19,835
    Genus P.L.C................................................  3,377   53,911
    Go-Ahead Group P.L.C.......................................  2,000   50,933
    Greene King P.L.C.......................................... 16,409  131,493
    Greggs P.L.C...............................................  6,400   53,475
    Halfords Group P.L.C.......................................  9,050   47,823
    Halma P.L.C................................................ 18,397  122,004
   *Hansen Transmissions International NV......................  3,321    3,514
    Hardy Underwriting Group P.L.C.............................    809    3,422
    Hargreaves Lansdown P.L.C..................................  6,832   63,818
    Hays P.L.C................................................. 70,323  103,334
    Headlam Group P.L.C........................................  3,793   17,147
    Helical Bar P.L.C..........................................  4,115   16,490
   *Helphire P.L.C............................................. 12,077      550
    Henderson Group P.L.C...................................... 38,295  100,167
    Henry Boot P.L.C...........................................  3,595    8,073
    Heritage Oil P.L.C......................................... 10,769   45,892
    Hikma Pharmaceuticals P.L.C................................  6,026   67,492
    Hill & Smith Holdings P.L.C................................  7,437   45,034
    Hiscox, Ltd................................................ 24,784  165,537
   #HMV Group P.L.C............................................ 23,197    2,814
    Hochschild Mining P.L.C....................................  8,970   70,223
    Holidaybreak P.L.C.........................................  2,376   16,772
    Home Retail Group P.L.C.................................... 35,393   78,675
    Homeserve P.L.C............................................ 15,750  124,647
   *Howden Joinery Group P.L.C................................. 31,043   58,034
    Hunting P.L.C..............................................  6,453   82,551
    Huntsworth P.L.C...........................................  6,947    7,756
    Hyder Consulting P.L.C.....................................  2,034   14,727
    IG Group Holdings P.L.C.................................... 23,010  166,604
   *Imagination Technologies Group P.L.C.......................  5,457   35,399
    IMI P.L.C..................................................    676   11,602
    Inchcape P.L.C............................................. 13,905   88,580
    Informa P.L.C.............................................. 27,716  183,109
   *Innovation Group P.L.C..................................... 50,130   16,850
    Intermediate Capital Group P.L.C...........................  5,754   25,029
   *International Ferro Metals, Ltd............................  5,038    1,613

                                     1277

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
UNITED KINGDOM -- (Continued)
    International Personal Finance P.L.C......................  14,134 $ 72,936
    Interserve P.L.C..........................................   9,249   50,443
    Invensys P.L.C............................................  10,196   51,551
   *IP Group P.L.C............................................  25,378   19,219
    ITE Group P.L.C...........................................  10,838   39,789
   *ITV P.L.C.................................................  25,500   29,169
    James Fisher & Sons P.L.C.................................   3,436   30,050
    Jardine Lloyd Thompson Group P.L.C........................  10,958  115,392
    JD Wetherspoon P.L.C......................................   7,000   49,646
   *JJB Sports P.L.C..........................................   2,160      836
    JKX Oil & Gas P.L.C.......................................   6,993   27,335
    John Menzies P.L.C........................................   3,000   25,023
    John Wood Group P.L.C.....................................  10,242  111,735
   *Johnston Press P.L.C......................................  34,674    3,001
    Kcom Group P.L.C..........................................  15,853   20,999
    Keller Group P.L.C........................................   3,959   29,110
    Kesa Electricals P.L.C....................................  31,742   67,834
    Kier Group P.L.C..........................................   3,314   72,060
   *Kofax P.L.C...............................................   4,824   28,605
    Ladbrokes P.L.C...........................................  55,207  133,271
    Laird P.L.C...............................................  16,173   49,709
   *Lamprell P.L.C............................................   2,433   15,302
    Lancashire Holdings, Ltd..................................   4,158   47,541
    Lavendon Group P.L.C......................................   4,142    8,119
   *Liontrust Asset Management P.L.C..........................   2,728    3,315
    Logica P.L.C.............................................. 104,847  199,969
    London Stock Exchange Group P.L.C.........................   6,372  103,896
    Lookers P.L.C.............................................  10,547    8,586
    Low & Bonar P.L.C.........................................   7,500    9,041
    Macfarlane Group P.L.C....................................   6,000    2,359
    Management Consulting Group P.L.C.........................  24,299   17,356
    Marshalls P.L.C...........................................   7,675   13,711
    Marston's P.L.C...........................................  21,386   36,264
    McBride P.L.C.............................................   6,500   14,012
    Mears Group P.L.C.........................................     542    2,491
   *Mecom Group P.L.C.........................................   2,232    8,844
    Meggitt P.L.C.............................................  51,855  329,549
    Melrose P.L.C.............................................  18,670  109,157
    Melrose Resources P.L.C...................................   5,289   17,807
    Michael Page International P.L.C..........................  21,322  174,889
    Micro Focus International P.L.C...........................   8,740   41,478
    Millennium & Copthorne Hotels P.L.C.......................  11,039   93,432
   *Misys P.L.C...............................................  27,296  177,162
   *Mitchells & Butlers P.L.C.................................   7,387   33,209
    Mitie Group P.L.C.........................................  12,853   50,468
    Mondi P.L.C...............................................  21,959  214,809
    Moneysupermarket.com Group P.L.C..........................   3,966    7,420
    Morgan Crucible Co. P.L.C.................................  10,153   54,605
    Morgan Sindall P.L.C......................................   1,492   16,125
    Mothercare P.L.C..........................................   3,573   23,813
   *Mouchel Group P.L.C.......................................   5,135    4,846
    N Brown Group P.L.C.......................................   9,038   42,193
    National Express Group P.L.C..............................  24,333  104,628
   *Northgate P.L.C...........................................   5,826   29,345
    Northumbrian Water Group P.L.C............................  22,086  163,385
    Novae Group P.L.C.........................................     522    2,967
   *Oxford Biomedica P.L.C....................................  36,513    4,271
    Oxford Instruments P.L.C..................................   4,604   74,592
    Pace P.L.C................................................   6,604   12,445
    PayPoint P.L.C............................................   1,573   14,222
   *Pendragon P.L.C...........................................  43,739   12,831

                                     1278

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
UNITED KINGDOM -- (Continued)
    Pennon Group P.L.C........................................  17,426 $206,584
    Persimmon P.L.C...........................................  19,774  149,224
    Petropavlovsk P.L.C.......................................   9,472  123,708
   *Phoenix Group Holdings P.L.C..............................     153    1,424
    Photo-Me International P.L.C..............................  11,000   11,390
    Premier Farnell P.L.C.....................................  10,889   34,585
   *Premier Foods P.L.C.......................................  92,166   27,424
   *Premier Oil P.L.C.........................................  19,264  127,839
    Provident Financial P.L.C.................................   7,567  138,275
    Psion P.L.C...............................................   6,000    7,589
   *Puma Brandenburg, Ltd. Capital Shares.....................  11,089    1,195
   *Puma Brandenburg, Ltd. Income Shares......................  11,089      478
   *Punch Taverns P.L.C.......................................  41,074   42,686
    PV Crystalox Solar P.L.C..................................  11,300    3,610
    PZ Cussons P.L.C..........................................  14,129   87,487
   *Qinetiq P.L.C.............................................  31,363   57,962
    Rathbone Brothers P.L.C...................................   3,114   58,478
   *Redrow P.L.C..............................................  11,802   24,875
    Regus P.L.C...............................................  52,449   90,868
    Renishaw P.L.C............................................   2,904   80,085
   *Rentokil Initial P.L.C.................................... 112,929  169,572
    Restaurant Group P.L.C....................................   8,444   40,493
    Rightmove P.L.C...........................................   2,350   47,036
    RM P.L.C..................................................   5,970   11,647
    Robert Wiseman Dairies P.L.C..............................   1,877    9,938
    ROK P.L.C.................................................  11,035       --
    Rotork P.L.C..............................................   4,906  127,260
    RPC Group P.L.C...........................................   6,634   38,799
    RPS Group P.L.C...........................................   9,770   37,446
   *Safestore Holdings P.L.C..................................     153      300
   *Salamander Energy P.L.C...................................   4,522   20,716
    Savills P.L.C.............................................   5,508   30,561
    SDL P.L.C.................................................   3,813   42,403
    Senior P.L.C..............................................  14,400   43,937
   *Serco Group P.L.C.........................................   5,287   46,776
    Severfield-Rowen P.L.C....................................   1,808    5,868
    Shanks Group P.L.C........................................  24,540   51,049
    Shore Capital Group, Ltd..................................   8,989    3,645
   *SIG P.L.C.................................................  17,276   36,194
    Smiths News P.L.C.........................................  10,824   14,888
   *Soco International P.L.C..................................  14,452   85,855
    Spectris P.L.C............................................   5,378  138,354
    Speedy Hire P.L.C.........................................   3,396    1,671
    Spirax-Sarco Engineering P.L.C............................   6,100  187,462
    Spirent Communications P.L.C..............................  42,716   91,331
   *Sports Direct International P.L.C.........................   1,101    4,818
    St. Ives Group P.L.C......................................   3,000    4,521
    St. James's Place P.L.C...................................  11,136   67,389
    St. Modwen Properties P.L.C...............................  17,250   48,883
    Stagecoach Group P.L.C....................................  33,497  137,147
    Sthree P.L.C..............................................   3,168   18,688
    Synergy Health P.L.C......................................     804   12,533
    T Clarke P.L.C............................................   3,989    5,366
    TalkTalk Telecom Group P.L.C..............................   3,906    9,123
   *Talvivaara Mining Co. P.L.C...............................   3,246   22,820
    Tate & Lyle P.L.C.........................................   7,569   75,436
   *Taylor Wimpey P.L.C.......................................  75,215   43,421
    Ted Baker P.L.C...........................................   1,617   21,295
   *Telecity Group P.L.C......................................   2,277   20,460
    Thomas Cook Group P.L.C...................................  22,031   23,636
    Topps Tiles P.L.C.........................................   5,775    4,814

                                     1279

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------ -----------
UNITED KINGDOM -- (Continued)
    Travis Perkins P.L.C.................................... 12,806 $   184,996
   *Trinity Mirror P.L.C....................................  7,569       5,457
    TT electronics P.L.C....................................  6,965      21,974
    TUI Travel P.L.C........................................    409       1,305
    Tullett Prebon P.L.C.................................... 10,034      58,156
   *UK Coal P.L.C........................................... 11,316       7,663
    Ultra Electronics Holdings P.L.C........................  4,005     103,281
   *Umeco P.L.C.............................................    407       2,440
   *Unite Group P.L.C.......................................  3,246      11,241
    United Business Media P.L.C............................. 16,744     148,310
    UTV Media P.L.C.........................................  2,430       5,043
   *Vectura Group P.L.C..................................... 20,878      34,907
    Victrex P.L.C...........................................  3,288      78,518
    Vitec Group P.L.C. (The)................................  2,000      20,294
   *Volex Group P.L.C.......................................  1,125       5,865
    WH Smith P.LC...........................................  9,800      81,504
    William Hill P.L.C...................................... 44,281     167,408
    Wilmington Group P.L.C..................................  6,879      12,529
    Wincanton P.L.C.........................................  5,790      10,095
   *Wolfson Microelectronics P.L.C..........................  7,866      20,720
    WS Atkins P.L.C.........................................  4,902      56,691
    WSP Group P.L.C.........................................  4,191      20,388
    Xaar P.L.C..............................................  5,758      25,710
   *Xchanging P.L.C.........................................  4,936       8,016
  #*Yell Group P.L.C........................................ 66,488       7,413
    Yule Catto & Co. P.L.C..................................  6,673      23,271
                                                                    -----------
TOTAL UNITED KINGDOM........................................         14,929,194
                                                                    -----------
TOTAL COMMON STOCKS.........................................         84,827,669
                                                                    -----------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
   *Agfa-Gevaert NV STRIP VVPR..............................  3,842          11
   *Deceuninck NV STRIP VVPR................................  5,200           7
   *Elia System Operator SA NV STRIP VVPR...................    248          75
   *Nyrstar NV STRIP VVPR...................................  1,442           8
   *Tessenderlo Chemie NV STRIP VVPR........................    133          44
   *Umicore SA Rights.......................................    125           1
                                                                    -----------
TOTAL BELGIUM...............................................                146
                                                                    -----------
HONG KONG -- (0.0%)
   *Allied Properties (H.K.), Ltd. Warrants 06/13/16........  2,800          93
                                                                    -----------
NORWAY -- (0.0%)
   *Norse Energy Corp. ASA Rights 07/02/11..................  1,055          --
                                                                    -----------
SINGAPORE -- (0.0%)
   *Sinarmas Land, Ltd. Warrants 11/18/15................... 54,000       7,175
                                                                    -----------
UNITED KINGDOM -- (0.0%)
   *IP Group P.L.C. Rights 06/20/11.........................    989          --
   *Management Consulting Group P.L.C. Warrants 12/31/11....  1,125         397
                                                                    -----------
TOTAL UNITED KINGDOM........................................                397
                                                                    -----------
TOTAL RIGHTS/WARRANTS.......................................              7,811
                                                                    -----------

                                     1280

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT      VALUE+
                                                        ----------- -----------
                                                           (000)
TEMPORARY CASH INVESTMENTS -- (0.1%)
    Repurchase Agreement, PNC Capital Markets, Inc.
      0.05%, 08/01/11 (Collateralized by $70,000 FNMA
      2.24%, 07/06/15, valued at $71,750) to be
      repurchased at $70,000........................... $        70 $    70,000
                                                                    -----------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                        -----------
                                                           (000)
SECURITIES LENDING COLLATERAL -- (13.6%)
(S)@DFA Short Term Investment Fund.....................  12,828,401  12,828,401
   @Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.20%, 08/01/11 (Collateralized by
     $50,795,500 U.S. Treasury Note 0.750%, 06/15/14,
     valued at $526,117)## to be repurchased at
     $515,810.......................................... $       516     515,801
                                                                    -----------
TOTAL SECURITIES LENDING COLLATERAL....................              13,344,202
                                                                    -----------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $93,342,852)^^................................             $98,249,682
                                                                    ===========

                                     1281

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                                 VALUATION INPUTS
                                    -------------------------------------------
                                      INVESTMENT IN SECURITIES (MARKET VALUE)
                                    -------------------------------------------
                                      LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                    ----------- ----------- ------- -----------
Common Stocks
   Australia....................... $   135,500 $ 6,348,234   --    $ 6,483,734
   Austria.........................      38,643     782,788   --        821,431
   Belgium.........................          --   1,016,783   --      1,016,783
   Canada..........................  10,169,671          --   --     10,169,671
   Denmark.........................          --     893,483   --        893,483
   Finland.........................          --   2,111,832   --      2,111,832
   France..........................      12,968   4,082,586   --      4,095,554
   Germany.........................      33,556   4,425,694   --      4,459,250
   Greece..........................          --     661,206   --        661,206
   Hong Kong.......................       9,161   2,220,886   --      2,230,047
   Ireland.........................         336     792,154   --        792,490
   Israel..........................          --     509,725   --        509,725
   Italy...........................          --   2,730,232   --      2,730,232
   Japan...........................      58,872  18,972,328   --     19,031,200
   Netherlands.....................          --   1,531,131   --      1,531,131
   New Zealand.....................          --     738,374   --        738,374
   Norway..........................       1,777     916,336   --        918,113
   Portugal........................          --     387,890   --        387,890
   Singapore.......................      52,820   1,253,264   --      1,306,084
   Spain...........................          --   1,846,230   --      1,846,230
   Sweden..........................      37,690   2,353,449   --      2,391,139
   Switzerland.....................      25,979   4,746,897   --      4,772,876
   United Kingdom..................       6,100  14,923,094   --     14,929,194
Rights/Warrants
   Belgium.........................          70          76   --            146
   Hong Kong.......................          93          --   --             93
   Norway..........................          --          --   --             --
   Singapore.......................       7,175          --   --          7,175
   United Kingdom..................          --         397   --            397
Temporary Cash Investments.........          --      70,000   --         70,000
Securities Lending Collateral......          --  13,344,202   --     13,344,202
                                    ----------- -----------   --    -----------
TOTAL.............................. $10,590,411 $87,659,271   --    $98,249,682
                                    =========== ===========   ==    ===========

              See accompanying Notes to Schedules of Investments.

                                     1282

                         VA SHORT-TERM FIXED PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                              FACE
                                                             AMOUNT   VALUE+
                                                             ------ -----------
                                                             (000)
AGENCY OBLIGATIONS -- (43.8%)
Federal Farm Credit Bank
   0.400%, 11/02/12......................................... $  500 $   500,117
Federal Home Loan Bank
   1.125%, 05/18/12.........................................  1,300   1,308,012
   1.375%, 06/08/12.........................................  1,200   1,210,463
   1.875%, 06/20/12.........................................  1,400   1,418,871
   4.625%, 10/10/12.........................................    300     315,391
   1.750%, 12/14/12.........................................  1,000   1,018,069
   3.625%, 05/29/13.........................................  1,800   1,904,238
   1.875%, 06/21/13.........................................  1,000   1,026,933
Federal Home Loan Mortgage Corporation
   5.125%, 07/15/12.........................................  1,500   1,569,663
   1.125%, 07/27/12.........................................  2,000   2,014,304
   1.000%, 08/28/12.........................................  2,000   2,013,612
   0.375%, 11/30/12.........................................  2,800   2,799,796
   4.125%, 12/21/12.........................................  1,100   1,156,472
   0.625%, 12/28/12.........................................  1,000   1,003,366
   1.375%, 01/09/13.........................................  1,800   1,825,490
   0.750%, 03/28/13.........................................  4,500   4,524,295
   1.625%, 04/15/13.........................................  2,000   2,040,470
   3.750%, 06/28/13.........................................  3,000   3,191,256
   4.500%, 07/15/13.........................................  2,300   2,481,500
Federal National Mortgage Association
   4.375%, 09/15/12.........................................  3,200   3,343,456
   0.500%, 10/30/12.........................................  1,700   1,702,632
   1.750%, 02/22/13.........................................  3,600   3,672,911
   4.375%, 03/15/13.........................................  1,000   1,063,772
   3.250%, 04/09/13.........................................    700     734,036
   1.750%, 05/07/13.........................................  1,300   1,328,662
   3.875%, 07/12/13.........................................  1,500   1,600,063
Tennessee Valley Authority
   6.790%, 05/23/12.........................................  1,000   1,052,013
                                                                    -----------
TOTAL AGENCY OBLIGATIONS....................................         47,819,863
                                                                    -----------
BONDS -- (39.0%)
Bank of Nova Scotia
   2.250%, 01/22/13.........................................    500     511,873
Bank of Nova Scotia Floating Rate Note
(r) 0.502%, 03/05/12........................................  1,750   1,752,434
Berkshire Hathaway, Inc. Floating Rate Note
(r) 0.447%, 02/10/12........................................  1,000   1,001,245
(r) 0.696%, 02/11/13........................................  1,500   1,509,795

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
BNP Paribas SA
   2.125%, 12/21/12.......................................... $  500 $  505,744
BNP Paribas SA Floating Rate Note
(r) 0.504%, 02/01/12.........................................  2,000  1,999,408
Citigroup Funding, Inc.
   1.875%, 11/15/12..........................................    600    611,362
Eksportfinans ASA
   5.000%, 02/14/12..........................................  1,000  1,024,668
European Investment Bank
   2.875%, 03/15/13..........................................  2,000  2,076,384
   3.375%, 06/12/13..........................................    500    525,688
General Electric Capital Corp.
   5.250%, 10/19/12..........................................    750    790,286
   2.800%, 01/08/13..........................................    500    512,937
General Electric Capital Corp. Floating Rate Note
(r) 0.384%, 11/01/12.........................................    400    399,901
Inter-American Development Bank
   4.375%, 09/20/12..........................................  2,100  2,192,900
JPMorgan Chase & Co.
   5.375%, 10/01/12..........................................    800    841,881
Kreditanstalt fuer Wiederaufbau AG
   1.250%, 06/15/12..........................................    500    503,629
   1.875%, 01/14/13..........................................  1,000  1,020,675
Landeskreditbank Baden-Wuerttemberg Foerderbank AG
   4.875%, 01/13/12..........................................    600    612,046
Landwirtschaftliche Rentenbank AG
   1.875%, 09/24/12..........................................  1,500  1,522,806
# 3.250%, 03/15/13...........................................  1,000  1,042,701
Manitoba, Province of Canada
   2.125%, 04/22/13..........................................    400    411,086
Nordea Bank Finland P.L.C. Floating Rate Note
(r) 0.748%, 02/07/13.........................................  2,500  2,505,278
Oesterreichische Kontrollbank AG
   4.750%, 11/08/11..........................................  1,500  1,517,829
Ontario, Province of Canada
   1.875%, 11/19/12..........................................  2,000  2,037,376
Rabobank Nederland NV Floating Rate Note
(r) 0.452%, 07/25/13.........................................    500    499,997

                                     1283

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT   VALUE+
                                                             ------ -----------
                                                             (000)
Royal Bank of Canada
   2.250%, 03/15/13......................................... $  300 $   308,258
Royal Bank of Canada Floating Rate Note
(r) 0.400%, 12/12/12........................................  1,000   1,001,004
(r) 0.403%, 01/28/13........................................  1,025   1,025,145
(r) 0.402%, 03/08/13........................................    300     300,065
Sanofi-Aventis SA Floating Rate Note
(r) 0.446%, 03/28/13........................................  1,000   1,002,888
Shell International Finance BV Floating Rate Note
(r) 0.597%, 06/22/12........................................  1,000   1,003,681
Svenska Handelsbanken Floating Rate Note
(r) 0.503%, 01/30/12........................................    500     500,610
(r) 0.700%, 01/18/13........................................  1,000     999,376
(r) 0.697%, 03/18/13........................................  1,000     999,264
Toronto-Dominion Bank (The) Floating Rate Note
(r) 0.432%, 07/26/13........................................  1,000   1,000,190
Total Capital Canada, Ltd. Floating Rate Note
(r) 0.348%, 05/13/13........................................    700     700,375
Toyota Motor Credit Corp. Floating Rate Note
(r) 0.411%, 11/15/12........................................    500     500,004
Wal-Mart Stores, Inc.
   4.550%, 05/01/13.........................................    500     534,509
Wells Fargo & Co.
   4.375%, 01/31/13.........................................  2,200   2,308,183
Westpac Banking Corp., Ltd.
   2.250%, 11/19/12.........................................    500     509,420
Westpac Banking Corp., Ltd. Floating Rate Note
(r) 0.481%, 08/17/12........................................  2,000   1,999,032
                                                                    -----------
TOTAL BONDS.................................................         42,621,933
                                                                    -----------
COMMERCIAL PAPER -- (14.5%)
Caisse Cent Desjardins
   0.180%, 08/26/11.........................................    500     499,942
   0.190%, 10/18/11.........................................    300     299,860
Caisse d'Amortissement de la Dette Sociale
   0.180%, 09/20/11.........................................    600     599,912
   0.250%, 10/24/11.........................................  1,000     999,715
Caisse des Depots Et Consignations
   0.218%, 10/12/11.........................................  2,000   1,999,167

                                                         FACE
                                                        AMOUNT       VALUE+
                                                       ---------- ------------
                                                         (000)
Ebay, Inc.
   0.140%, 09/07/11................................... $      700 $    699,850
   0.120%, 09/13/11...................................      1,000      999,743
Electricite de France
   0.210%, 10/05/11...................................      1,000      999,583
   0.220%, 10/05/11...................................      2,000    1,999,165
Google, Inc.
   0.130%, 09/16/11...................................        500      499,882
National Australia Funding
   0.180%, 10/13/11...................................      1,300    1,299,639
Nestle Capital Corp.
   0.100%, 08/15/11...................................        500      499,986
Paccar Financial Corp.
   0.150%, 09/06/11...................................        600      599,875
   0.150%, 09/07/11...................................        500      499,893
Rabobank USA Financial Corp.
   0.340%, 09/08/11...................................      1,200    1,199,898
Sheffield Receivables Corp.
   0.200%, 08/01/11...................................        500      499,992
   0.150%, 08/09/11...................................      1,200    1,199,934
   0.170%, 08/10/11...................................        500      499,970
                                                                  ------------
TOTAL COMMERCIAL PAPER................................              15,896,006
                                                                  ------------

                                                        SHARES
                                                       ----------
TEMPORARY CASH INVESTMENTS -- (1.7%)
    BlackRock Liquidity Funds Tempcash Portfolio -
      Institutional Shares............................  1,827,976    1,827,976
                                                                  ------------

                                                        SHARES/
                                                         FACE
                                                        AMOUNT
                                                       ----------
                                                         (000)
SECURITIES LENDING COLLATERAL -- (1.0%)
(S)@ DFA Short Term Investment Fund                     1,080,000    1,080,000
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $108,966,207)^^..............................            $109,245,778
                                                                  ============

                                     1284

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                                  VALUATION INPUTS
                                    --------------------------------------------
                                      INVESTMENT IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------
                                     LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                    ---------- ------------ ------- ------------
Agency Obligations.................         -- $ 47,819,863   --    $ 47,819,863
Bonds..............................         --   42,621,933   --      42,621,933
Commercial Paper...................         --   15,896,006   --      15,896,006
Temporary Cash Investments......... $1,827,976           --   --       1,827,976
Securities Lending Collateral......         --    1,080,000   --       1,080,000
                                    ---------- ------------   --    ------------
TOTAL.............................. $1,827,976 $107,417,802   --    $109,245,778
                                    ========== ============   ==    ============

              See accompanying Notes to Schedules of Investments.

                                     1285

                           VA GLOBAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
BONDS -- (90.4%)
AUSTRALIA -- (5.2%)
National Australia Bank, Ltd...............................
(g) 5.375%, 12/08/14.......................................    700  $ 1,260,804
Suncorp-Metway, Ltd........................................
(g) 4.000%, 01/16/14.......................................  1,300    2,268,259
Westpac Banking Corp.......................................
(u) 4.200%, 02/27/15.......................................  1,500    1,601,924
(u) 3.000%, 08/04/15.......................................  1,500    1,536,578
                                                                    -----------
TOTAL AUSTRALIA............................................           6,667,565
                                                                    -----------
AUSTRIA -- (2.9%)
Oesterreichische Kontrollbank AG...........................
(u) 1.750%, 10/05/15.......................................  2,700    2,725,580
(u) 2.000%, 06/03/16.......................................  1,000    1,008,867
                                                                    -----------
TOTAL AUSTRIA..............................................           3,734,447
                                                                    -----------
CANADA -- (11.7%)
Bank of Nova Scotia........................................
(u) 2.050%, 10/07/15.......................................  2,000    2,012,936
(u) 2.900%, 03/29/16.......................................    500      519,268
British Columbia, Province of Canada.......................
(u) 2.850%, 06/15/15.......................................  2,000    2,116,354
(u) 2.100%, 05/18/16.......................................    700      716,792
Manitoba, Province of Canada...............................
(u) 2.625%, 07/15/15.......................................  2,800    2,936,063
Ontario, Province of Canada................................
(u) 1.875%, 09/15/15.......................................  2,700    2,738,418
(u) 5.450%, 04/27/16.......................................    500      581,101
Royal Bank of Canada.......................................
(u) 2.625%, 12/15/15.......................................  2,700    2,791,039
(u) 2.875%, 04/19/16.......................................    700      728,100
                                                                    -----------
TOTAL CANADA...............................................          15,140,071
                                                                    -----------
FRANCE -- (7.5%)
BNP Paribas SA
(u) 3.250%, 03/11/15.......................................  3,000    3,052,341
Caisse d'Amortissement de la Dette Sociale SA..............
(g) 2.250%, 12/07/15.......................................  2,000    3,314,313
Total Capital SA...........................................
(u) 2.875%, 03/18/15.......................................  1,200    1,259,294
(u) 3.125%, 10/02/15.......................................  1,700    1,800,380
(u) 2.300%, 03/15/16.......................................    227      232,838
                                                                    -----------
TOTAL FRANCE...............................................           9,659,166
                                                                    -----------
                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
GERMANY -- (4.8%)
Kreditanstalt fuer Wiederaufbau AG.........................
(u) 4.375%, 07/21/15.......................................    452  $   505,354
(g) 5.500%, 12/07/15.......................................  1,400    2,641,119
Landwirtschaftliche Rentenbank AG..........................
(u) 3.125%, 07/15/15.......................................  2,500    2,663,077
(u) 2.500%, 02/15/16.......................................    400      415,445
                                                                    -----------
TOTAL GERMANY..............................................           6,224,995
                                                                    -----------
JAPAN -- (1.6%)
Development Bank of Japan..................................
(u) 2.875%, 04/20/15.......................................  1,000    1,048,954
Japan Finance Corp.........................................
(u) 1.875%, 09/24/15.......................................  1,000    1,004,366
                                                                    -----------
TOTAL JAPAN................................................           2,053,320
                                                                    -----------
NETHERLANDS -- (8.0%)
Bank Nederlandse Gemeenten NV..............................
(u) 1.750%, 10/06/15.......................................    800      801,097
(g) 2.375%, 12/23/15.......................................  1,000    1,661,318
(u) 2.500%, 01/11/16.......................................    500      515,704
Nederlandse Waterschapsbank NV.............................
(u) 3.000%, 03/17/15.......................................  2,900    3,054,045
Rabobank Nederland NV......................................
(g) 4.000%, 09/10/15.......................................  1,500    2,612,546
(u) 2.125%, 10/13/15.......................................  1,000    1,004,671
Shell International Finance BV.............................
#(u) 3.100%, 06/28/15......................................    600      640,303
                                                                    -----------
TOTAL NETHERLANDS..........................................          10,289,684
                                                                    -----------
NORWAY -- (5.0%)
Eksportfinans ASA..........................................
(u) 2.000%, 09/15/15.......................................    800      812,426
(u) 2.375%, 05/25/16.......................................  2,000    2,042,714
Kommunalbanken AS..........................................
(u) 2.750%, 05/05/15.......................................  2,500    2,631,702
(u) 2.375%, 01/19/16.......................................    900      927,530
                                                                    -----------
TOTAL NORWAY...............................................           6,414,372
                                                                    -----------

                                     1286

VA GLOBAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (12.8%)
African Development Bank
(u) 2.500%, 03/15/16.......................................  3,000  $ 3,137,340
Council of Europe Development Bank
(g) 3.375%, 12/08/14.......................................  1,764    3,078,432
Eurofima
(g) 6.125%, 10/14/14.......................................    300      561,307
European Bank for Reconstruction & Development
(g) 5.875%, 08/04/14.......................................  1,400    2,594,984
(u) 1.625%, 09/03/15.......................................    500      506,454
European Investment Bank
(g) 3.000%, 12/07/15.......................................  2,100    3,596,321
Nordic Investment Bank
(g) 5.750%, 12/16/14.......................................    220      411,843
(u) 2.500%, 07/15/15.......................................    400      419,199
(u) 2.250%, 03/15/16.......................................  2,200    2,279,561
                                                                    -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS...............          16,585,441
                                                                    -----------
SWEDEN -- (2.7%)
Svensk Exportkredit AB
(u) 1.750%, 10/20/15.......................................  3,400    3,440,355
                                                                    -----------
UNITED KINGDOM -- (7.9%)
Abbey National Treasury Services P.L.C.
   5.500%, 06/18/14........................................  1,100    1,931,584
Barclays Bank P.L.C.
(u) 5.200%, 07/10/14.......................................  2,600    2,814,391
Network Rail Infrastructure Finance P.L.C.
   4.875%, 11/27/15........................................  1,200    2,223,754
United Kingdom Gilt
   2.750%, 01/22/15........................................  1,900    3,278,297
                                                                    -----------
TOTAL UNITED KINGDOM.......................................          10,248,026
                                                                    -----------
UNITED STATES -- (20.3%)
Bank of New York Mellon Corp. (The)
   3.100%, 01/15/15........................................ $  561      591,300
#  2.950%, 06/18/15........................................  1,000    1,045,600
   2.500%, 01/15/16........................................    700      720,922
   2.300%, 07/28/16........................................  1,000    1,008,567

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------ ------------
                                                            (000)
UNITED STATES -- (Continued)
General Electric Capital Corp.
   3.500%, 06/29/15........................................ $2,500 $  2,641,337
   2.250%, 11/09/15........................................    500      502,264
   2.950%, 05/09/16........................................    500      508,957
Google, Inc.
   2.125%, 05/19/16........................................  2,780    2,848,627
Johnson & Johnson
   2.150%, 05/15/16........................................  3,000    3,091,341
Microsoft Corp.
   1.625%, 09/25/15........................................  2,800    2,826,620
   2.500%, 02/08/16........................................    700      727,701
Novartis Capital Corp.
   2.900%, 04/24/15........................................    500      529,779
Procter & Gamble Co. (The)
   3.150%, 09/01/15........................................  1,000    1,065,514
   1.800%, 11/15/15........................................  1,500    1,516,893
Toyota Motor Credit Corp.
   2.800%, 01/11/16........................................  3,000    3,118,554
Wal-Mart Stores, Inc.
   1.500%, 10/25/15........................................  3,500    3,501,690
                                                                   ------------
TOTAL UNITED STATES........................................          26,245,666
                                                                   ------------
TOTAL BONDS................................................         116,703,108
                                                                   ------------
AGENCY OBLIGATIONS -- (7.7%)
Federal Home Loan Bank
   1.625%, 12/11/15........................................ $2,400 $  2,418,377
Federal Home Loan Mortgage Corporation
   1.750%, 09/10/15........................................  2,500    2,546,092
Federal National Mortgage Association
   1.625%, 10/26/15........................................  3,200    3,238,426
   5.000%, 03/15/16........................................  1,500    1,734,702
                                                                   ------------
TOTAL AGENCY OBLIGATIONS...................................           9,937,597
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
   Repurchase Agreement, PNC...............................
       Capital Markets, Inc. 0.05%, 08/01/11
         (Collateralized by $990,000 FNMA 2.24%,
         07/06/15, valued at $1,014,750) to be
         repurchased at $997,004...........................    997      997,000
                                                                   ------------

                                     1287

VA GLOBAL BOND PORTFOLIO
CONTINUED


                                                              SHARES/
                                                               FACE
                                                              AMOUNT    VALUE+
                                                             --------- ---------
                                                               (000)
SECURITIES LENDING COLLATERAL -- (1.1%)

(S)@ DFA Short Term Investment Fund......................... 1,424,250 1,424,250
                                                                       ---------

                                                                      VALUE+
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)...................................
   (Cost $124,622,266)^^........................................   $129,061,955
                                                                   ============

Summary of inputs used to value the Portfolio's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                                  VALUATION INPUTS
                                     ------------------------------------------
                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                     ------------------------------------------
                                     LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                     ------- ------------  ------- ------------
Bonds
   Australia........................   --    $  6,667,565    --    $  6,667,565
   Austria..........................   --       3,734,447    --       3,734,447
   Canada...........................   --      15,140,071    --      15,140,071
   France...........................   --       9,659,166    --       9,659,166
   Germany..........................   --       6,224,995    --       6,224,995
   Japan............................   --       2,053,320    --       2,053,320
   Netherlands......................   --      10,289,684    --      10,289,684
   Norway...........................   --       6,414,372    --       6,414,372
   Supranational Organization
     Obligations....................   --      16,585,441    --      16,585,441
   Sweden...........................   --       3,440,355    --       3,440,355
   United Kingdom...................   --      10,248,026    --      10,248,026
   United States....................   --      26,245,666    --      26,245,666
Agency Obligations..................   --       9,937,597    --       9,937,597
Temporary Cash Investments..........   --         997,000    --         997,000
Securities Lending Collateral.......   --       1,424,250    --       1,424,250
Forward Foreign Currency Contracts**   --         (71,857)   --         (71,857)
                                       --    ------------    --    ------------
TOTAL...............................   --    $128,990,098    --    $128,990,098
                                       ==    ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment...............................

              See accompanying Notes to Schedules of Investments.

                                     1288

ORGANIZATION

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. At
July 31, 2011, the Fund consists of sixty operational portfolios, (the "Portfolios") all of which are included in this document. The Fund's investment advisor is Dimensional Fund Advisors Inc. (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The Master Funds are part of other entities that are also advised by the Advisor. The Schedules of Investments for the Master Funds have been included in this document.

SECURITY VALUATION

   The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .   Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Each Feeder Fund, with the exception of the International Small Company Portfolio, DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio and DFA Investment Grade Portfolio (which invests in the funds indicated on the Schedule of Investments), invests primarily in a corresponding Master Fund. For the following Feeder Funds (U.S. Large Cap Value Portfolio, International Small Company Portfolio, DFA Global Real Estate Securities Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, LWAS/DFA International High Book to Market Portfolio, and Tax-Managed U.S. Marketwide Value Portfolio), their investments reflect each of their proportionate interest in the net assets of the corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Social Core Equity 2 Portfolio, CSTG&E U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, Tax Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, VA U.S. Targeted Value Portfolio, and VA U.S. Large Value Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core 1 Portfolio, Tax-Managed DFA International Value Portfolio, DFA International Value ex Tobacco Portfolio, VA International Value Portfolio, and VA International Small Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy.

                                     1289

Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The International Equity Portfolios will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

   Debt Securities held by Enhanced U.S. Large Company Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFAShort-Term Extended Quality Portfolio, DFAIntermediate-Term Extended Quality Portfolio, DFAInflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, VA Short-Term Fixed Portfolio, and VA Global Bond Portfolio (the "Fixed Income Portfolios") and DFA Commodity Strategy Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are classified as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap contracts generally are valued at a price at which the counterparties to such contracts would repurchase the insrument or terminate the contracts. These valuations are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the period ended July 31, 2011.

FINANCIAL INSTRUMENTS

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have

                                     1290
off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on July 29, 2011.

   2. Treasury Inflation-Protected Securities (TIPS): The DFA
Inflation-Protected Securities Portfolio may purchase TIPS which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.

   3. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a Portfolio uses derivatives, how derivatives are accounted for and how derivative instruments affect a Portfolio's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

   4. Forward Currency Contracts: Enhanced U.S. Large Company Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFAShort-Term Extended Quality Portfolio, DFAIntermediate-Term Extended Quality Portfolio and VAGlobal Bond Portfolio may enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolios as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

   At July 31, 2011, the following Portfolios had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

                                     1291

ENHANCED U.S. LARGE COMPANY PORTFOLIO

                                                            UNREALIZED
                                                              FOREIGN
SETTLEMENT CURRENCY                 CONTRACT    VALUE AT     EXCHANGE
   DATE     AMOUNT   CURRENCY SOLD   AMOUNT   JULY 31, 2011 GAIN (LOSS)
---------- -------- --------------- --------  ------------- -----------
 08/24/11  (30,460) Canadian Dollar $(32,080)   $(31,861)      $219
 08/24/11   (3,268) Pound Sterling    (5,321)     (5,363)       (42)
 08/24/11   (4,728) Euro              (6,784)     (6,789)        (5)
                                    --------    --------       ----
                                    $(44,185)   $(44,013)      $172
                                    ========    ========       ====

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                                                                    UNREALIZED
                                                                      FOREIGN
SETTLEMENT CURRENCY                        CONTRACT     VALUE AT     EXCHANGE
   DATE     AMOUNT     CURRENCY SOLD        AMOUNT    JULY 31, 2011 GAIN (LOSS)
---------- --------  ------------------- -----------  ------------- -----------
 08/08/11  (127,526) Canadian Dollar     $  (132,603)  $  (133,442)   $  (839)
 08/09/11  (111,537) Canadian Dollar        (115,148)     (116,708)    (1,560)
 08/12/11  (126,644) Canadian Dollar        (130,801)     (132,507)    (1,706)
 08/16/11  (119,133) Canadian Dollar        (124,266)     (124,638)      (372)
 08/23/11     3,759  Canadian Dollar           3,983         3,932        (51)
 08/23/11  (116,945) Canadian Dollar        (123,618)     (122,330)     1,288
 08/24/11  (116,458) Canadian Dollar        (122,652)     (121,817)       835
 08/25/11   (63,547) Canadian Dollar         (67,056)      (66,470)       586
 08/24/11   (77,618) Pound Sterling         (126,354)     (127,370)    (1,016)
 08/08/11   (70,814) Euro                   (102,466)     (101,729)       737
 08/16/11   (44,818) Euro                    (63,256)      (64,373)    (1,117)
 08/23/11   (65,204) Euro                    (93,574)      (93,639)       (65)
 08/24/11   (77,508) Euro                   (111,241)     (111,306)       (65)
 08/25/11   (20,423) Euro                    (29,284)      (29,331)       (47)
 08/24/11   (13,315) New Zealand Dollar      (11,561)      (11,681)      (120)
                                         -----------   -----------    -------
                                         $(1,349,897)  $(1,353,409)   $(3,512)
                                         ===========   ===========    =======

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

                                                            UNREALIZED
                                                              FOREIGN
SETTLEMENT CURRENCY                 CONTRACT    VALUE AT     EXCHANGE
   DATE     AMOUNT   CURRENCY SOLD   AMOUNT   JULY 31, 2011 GAIN (LOSS)
---------- -------- --------------- --------  ------------- -----------
 08/24/11  (35,335) Canadian Dollar $(37,204)   $(36,961)      $ 243
 08/24/11  (36,896) Pound Sterling   (60,069)    (60,546)       (477)
                                    --------    --------       -----
                                    $(97,273)   $(97,507)      $(234)
                                    ========    ========       =====

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                                                            UNREALIZED
                                                              FOREIGN
SETTLEMENT CURRENCY                 CONTRACT    VALUE AT     EXCHANGE
   DATE     AMOUNT  CURRENCY SOLD    AMOUNT   JULY 31, 2011 GAIN (LOSS)
---------- -------- -------------- ---------  ------------- -----------
 08/05/11  (80,495) Pound Sterling $(129,142)   $(132,117)    $(2,975)
 08/09/11    1,884  Pound Sterling     3,073        3,092          19
 08/09/11  (84,812) Pound Sterling  (135,588)    (139,197)     (3,609)
 08/11/11  (23,713) Pound Sterling   (38,009)     (38,918)       (909)

                                     1292

                                                              UNREALIZED
                                                                FOREIGN
SETTLEMENT CURRENCY                  CONTRACT     VALUE AT     EXCHANGE
   DATE     AMOUNT  CURRENCY SOLD     AMOUNT    JULY 31, 2011 GAIN (LOSS)
---------- -------- -------------- -----------  ------------- -----------
 08/11/11   (6,064) Pound Sterling      (9,723)      (9,952)       (229)
 08/11/11   (3,512) Pound Sterling      (5,729)      (5,764)        (35)
 08/12/11  (84,215) Pound Sterling    (133,998)    (138,213)     (4,215)
 08/15/11      754  Pound Sterling       1,216        1,237          21
 08/15/11    1,941  Pound Sterling       3,093        3,186          93
 08/15/11    4,813  Pound Sterling       7,850        7,899          49
 08/15/11  (89,137) Pound Sterling    (142,096)    (146,288)     (4,192)
 08/18/11  (77,606) Pound Sterling    (125,047)    (127,359)     (2,312)
 08/19/11  (80,638) Pound Sterling    (129,541)    (132,333)     (2,792)
 08/22/11  (83,625) Pound Sterling    (134,913)    (137,232)     (2,319)
 08/25/11      667  Pound Sterling       1,090        1,095           5
 08/25/11  (87,096) Pound Sterling    (141,778)    (142,923)     (1,145)
 08/26/11  (78,873) Pound Sterling    (129,149)    (129,427)       (278)
                                   -----------   ----------    --------
                                   $(1,238,391)  $1,011,572    $(21,371)
                                   ===========   ==========    ========

VA GLOBAL BOND PORTFOLIO

                                                           UNREALIZED
                                                             FOREIGN
SETTLEMENT CURRENCY                CONTRACT    VALUE AT     EXCHANGE
   DATE     AMOUNT  CURRENCY SOLD   AMOUNT   JULY 31, 2011 GAIN (LOSS)
---------- -------- -------------- --------  ------------- -----------
 08/26/11      182  Pound Sterling $    299    $    300       $  1
 02/09/11  (19,646) Pound Sterling  (32,165)    (32,238)       (73)
                                   --------    --------       ----
                                   $(31,866)   $(31,938)      $(72)
                                   ========    ========       ====

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   5. Futures Contracts: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, the Enhanced U.S. Large Company Portfolio uses stock index futures to hedge against changes in equity securities' prices in the normal course of pursuing its investment objectives. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related

                                     1293
to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At July 31, 2011, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                                                                                  APPROXIMATE
                                                                        EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                                        DESCRIPTION        DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                                      ----------------- ---------- --------- -------- ----------- -----------
Enhanced U.S. Large Company Portfolio................ S&P 500 Index(R)  09/16/2011    529    $170,391   $(4,688)        --
Emerging Markets Social Core Equity Portfolio........ S&P 500 Index(R)  09/16/2011     98      31,566      (376)    $1,960

   Enhanced's securities have been segregated as collateral for open futures contracts.

   6. Commodity-Linked Derivative Instruments: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary". The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of July 31, 2011, the DFA Commodity Strategy Portfolio held $44,766,417 in the Subsidiary, representing 20% of DFA Commodity Strategy Portfolio's net assets.

   Risks may arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

   At July 31, 2011, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                                      EXPIRATION NUMBER OF  CONTRACT UNREALIZED
                    DESCRIPTION                          DATE    CONTRACTS*  VALUE   GAIN (LOSS)
----------------------------------------------------  ---------- ---------- -------- -----------
CBT Wheat Futures                                      12/16/11      2       $   71      $(1)
Copper Futures                                         12/30/11      2          225        2
Gold 100 Oz Futures                                    12/30/11      3          489       32
Live Cattle Futures                                    11/09/11      2           94        2
LME Nickel Futures                                     08/17/11      1          150        5
LME Prime Aluminum Futures                             08/17/11      3          195       10
LME Zinc Futures                                       08/17/11      2          124        7
Natural Gas Futures                                    11/30/11      5          214       (3)
Soybean Futures                                        11/16/11      6          407        6
Soybean Oil Futures                                    12/23/11      4          135       (1)
Sugar #11 Futures                                      12/15/11      5          167        6
WTI Crude Oil Futures                                  11/30/11      3          290       (2)
                                                                             ------      ---
                                                                             $2,561      $63
                                                                             ======      ===

   Dimensional Cayman Commodity Fund I, LTD. securities have been segregated as collateral for open futures contracts.

                                     1294

   At July 31, 2011, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding total return index swaps (dollar amounts in thousands):

                                                                                UNREALIZED
                                                      EXPIRATION     NOTIONAL  APPRECIATION
                    COUNTERPARTY                         DATE        AMOUNT*  (DEPRECIATION)
----------------------------------------------------     ----        -------  --------------
Citibank, N.A.                                         08/29/11  USD $81,847     $(1,066)
Deutsche Bank AG, London Branch                        08/29/11  USD  87,573      (1,141)
UBS AG                                                 08/29/11  USD  57,925        (755)
                                                                                 -------
                                                                                 $(2,962)
                                                                                 =======

   7. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. An investment in a commodity swap agreement, for example, may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty beyond any collateral received. The types of swap agreements in which the Portfolio invests do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss is limited to the net amount of interest payments that the Portfolio is contractually obligated to make.

   8. Commodity-Linked Notes: The Portfolio may gain exposure to the commodities markets through commodity-linked structured notes, swap agreements and commodity futures and options. These instruments have one or more

                                     1295
commodity-dependent components. They are derivative instruments because at least part of their value is derived from the value of an underlying commodity index, commodity futures contract, index, or other readily measurable economic variable. The Portfolio may invest, either directly or though investments in Dimensional Cayman Commodity Fund I, LTD. (a wholly-owned subsidiary of the Portfolio, the "Subsidiary") in commodity-linked structured notes, futures and swap agreements whose performance is linked to individual commodities or commodity indices and options on them.

   Some of the commodity-linked notes in which the Portfolio invests may involve leverage. Economic leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would expect to receive based on the amount contributed to the investment. Economically leveraged derivative instruments can increase the gain or the loss associated with changes in the value of the underlying instrument.

   Commodity-linked structured notes and certain other commodity-linked instruments may be principal protected, partially protected, or offer no principal protection. A principal protected hybrid instrument means that the issuer will pay, at a minimum, the par value of the note at maturity. Partially protected commodity-linked instruments may suffer some loss of principal if the underlying commodity index, futures contract, or economic variable to which the commodity-linked instrument is linked declines in value during the term of the commodity-linked instrument. The Portfolio also may invest in commodity-linked instruments that offer no principal protection. At maturity, there is a risk that the underlying commodity index, futures contract, or other economic variable may have declined sufficiently in value such that some or all of the face value of the instrument might not be returned.

   FEDERAL TAX COST

   At July 31, 2011, the total cost of securities for federal income tax purposes was:

Enhanced U.S. Large Company Portfolio.......................... $   173,990,461
U.S. Large Cap Value Portfolio.................................   5,727,196,722
U.S. Targeted Value Portfolio..................................   2,788,967,402
U.S. Small Cap Value Portfolio.................................   7,631,892,101
U.S. Core Equity 1 Portfolio...................................   3,601,990,267
U.S. Core Equity 2 Portfolio...................................   6,094,243,566
U.S. Vector Equity Portfolio...................................   2,033,328,876
U.S. Small Cap Portfolio.......................................   4,163,159,134
U.S. Micro Cap Portfolio.......................................   3,359,078,192
DFA Real Estate Securities Portfolio...........................   3,055,877,198
Large Cap International Portfolio..............................   1,848,178,366
International Core Equity Portfolio............................   6,519,303,415
International Small Company Portfolio..........................   5,765,214,153
Japanese Small Company Portfolio...............................     234,160,355
Asia Pacific Small Company Portfolio...........................     126,728,539
United Kingdom Small Company Portfolio.........................      30,820,839
Continental Small Company Portfolio............................     118,548,466
DFA International Real Estate Securities Portfolio.............   1,274,227,402
DFA Global Real Estate Securities Portfolio....................     674,980,348
DFA International Small Cap Value Portfolio....................   9,107,955,116
International Vector Equity Portfolio..........................     416,507,839
World ex U.S. Value Portfolio..................................      54,923,311
Emerging Markets Portfolio.....................................   1,271,996,967
Emerging Markets Small Cap Portfolio...........................   1,562,606,529
Emerging Markets Value Portfolio...............................  12,905,422,120
Emerging Markets Core Equity Portfolio.........................   4,824,632,933

                                     1296

 DFA Commodity Strategy Portfolio...............................    226,572,182
 DFA One-Year Fixed Income Portfolio............................  7,233,464,982
 DFA Two-Year Global Fixed Income Portfolio.....................  5,011,780,652
 DFA Selectively Hedged Global Fixed Income Portfolio...........    733,578,068
 DFA Short-Term Government Portfolio............................  1,217,669,103
 DFA Five-Year Global Fixed Income Portfolio....................  5,101,638,870
 DFA Intermediate Government Fixed Income Portfolio.............  2,090,269,998
 DFA Short-Term Extended Quality Portfolio...................... $1,410,647,788
 DFA Intermediate-Term Extended Quality Portfolio...............    300,220,840
 DFA Investment Grade Portfolio.................................     80,627,867
 DFA Inflation-Protected Securities Portfolio...................  1,634,158,402
 DFA Short-Term Municipal Bond Portfolio........................  1,484,513,869
 DFA California Short-Term Municipal Bond Portfolio.............    301,418,425
 CSTG&E U.S. Social Core Equity 2 Portfolio.....................     89,239,889
 CSTG&E International Social Core Equity Portfolio..............     98,938,209
 U.S. Social Core Equity 2 Portfolio............................    180,560,241
 U.S. Sustainability Core 1 Portfolio...........................    130,085,493
 International Sustainability Core 1 Portfolio..................    122,417,399
 DFA International Value ex Tobacco Portfolio...................     65,483,348
 Emerging Markets Social Core Equity Portfolio..................    587,363,027
 Tax-Managed U.S. Marketwide Value Portfolio....................  1,863,851,386
 Tax-Managed U.S. Equity Portfolio..............................  1,061,975,097
 Tax-Managed U.S. Targeted Value Portfolio......................  2,165,745,518
 Tax-Managed U.S. Small Cap Portfolio...........................  1,075,588,455
 T.A. U.S. Core Equity 2 Portfolio..............................  2,269,853,511
 Tax-Managed DFA International Value Portfolio..................  1,900,109,773
 T.A. World ex U.S. Core Equity Portfolio.......................  1,007,069,454
 LWAS/DFA International High Book to Market Portfolio...........     65,754,074
 VA U.S. Targeted Value Portfolio...............................    105,256,882
 VA U.S. Large Value Portfolio..................................    122,603,504
 VA International Value Portfolio...............................    119,479,095
 VA International Small Portfolio...............................     93,353,525
 VA Short-Term Fixed Portfolio..................................    108,966,207
 VA Global Bond Portfolio.......................................    124,622,266

OTHER

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in the bankruptcy case of the Tribune Company, (the "Tribune"), and subsequently additional similar class actions have been filed seeking the same recovery (the "Lawsuits"). The defendants are The U.S. Large Cap Value Series and hundreds of other mutual funds, institutional investors and others who owned shares in Tribune in 2007 when it became private in a leveraged buyout transaction and who, at that time, sold their shares back to Tribune for cash in the amount of $34 per share. The Lawsuits allege

                                     1297
that the payment for the shares by the Tribune violated the rights of creditors and seeks to have the cash paid to shareholders returned to the Tribune's bankruptcy estate and/or various creditors of the Tribune.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

RECENT ISSUED ACCOUNTING STANDARDS

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

SUBSEQUENT EVENT EVALUATIONS

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                                     1298

                       THE DFA INVESTMENT TRUST COMPANY

--------------------------------------------------------------------------------

                                     1299

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                        SHARES       VALUE+
                                                      ---------- --------------
COMMON STOCKS -- (95.4%)
Consumer Discretionary -- (15.1%)
   #Carnival Corp....................................  2,260,335 $   75,269,155
    CBS Corp. Class A................................      7,136        196,954
    CBS Corp. Class B................................  3,870,469    105,934,737
   *Clear Channel Outdoor Holdings, Inc. Class A.....    168,716      1,982,413
    Comcast Corp. Class A............................ 10,440,014    250,769,136
    Comcast Corp. Special Class A....................  3,843,964     89,718,120
    Dillard's, Inc. Class A..........................     58,044      3,265,555
   #DR Horton, Inc...................................  1,428,277     16,967,931
  #*Education Management Corp........................      1,649         36,789
    Foot Locker, Inc.................................    700,602     15,224,081
    Fortune Brands, Inc..............................    742,497     44,705,744
  #*GameStop Corp. Class A...........................    521,729     12,302,370
    Gannett Co., Inc.................................    148,642      1,896,672
   *Hyatt Hotels Corp. Class A.......................     11,925        462,571
   #J.C. Penney Co., Inc.............................  1,065,775     32,783,239
   #Lennar Corp. Class A.............................    802,616     14,198,277
    Lennar Corp. Class B Voting......................      4,741         66,848
   *Liberty Media Corp. Interactive Class A..........  3,363,865     55,201,025
   *Liberty Media-Starz Corp. Series A...............    295,430     22,677,207
   *Lowe's Cos., Inc.................................     36,533        788,382
    Macy's, Inc......................................    148,821      4,296,462
  #*MGM Resorts International........................  2,598,118     39,257,563
  #*Mohawk Industries, Inc...........................    392,417     20,417,456
    News Corp. Class A...............................  9,024,175    144,567,283
   #News Corp. Class B...............................  3,247,295     53,580,367
   *Penn National Gaming, Inc........................    190,530      7,988,923
  #*Pulte Group, Inc.................................  1,411,219      9,695,075
  #*Royal Caribbean Cruises, Ltd.....................  1,043,290     31,945,540
  #*Sears Holdings Corp..............................    595,638     41,498,099
    Service Corp. International......................    122,917      1,286,941
   #Time Warner Cable, Inc...........................  2,004,056    146,917,345
   #Time Warner, Inc.................................  6,251,359    219,797,782
  #*Toll Brothers, Inc...............................    912,316     18,209,827
   #Washington Post Co. Class B......................     36,180     14,555,214
    Wendy's Co. (The)................................    224,200      1,181,534
   #Whirlpool Corp...................................     83,263      5,764,297
   #Wyndham Worldwide Corp...........................    879,722     30,429,584
                                                                 --------------
Total Consumer Discretionary.........................             1,535,836,498
                                                                 --------------
Consumer Staples -- (7.7%)
    Archer-Daniels-Midland Co........................  2,981,045     90,564,147
   #Bunge, Ltd.......................................    463,340     31,882,425
   *Constellation Brands, Inc. Class A...............    933,566     19,035,411
   #Corn Products International, Inc.................    260,094     13,236,184
    CVS Caremark Corp................................  6,540,637    237,752,155
    J.M. Smucker Co..................................    561,176     43,726,834
    Kraft Foods, Inc. Class A........................  6,672,092    229,386,523
    Molson Coors Brewing Co. Class B.................    798,416     35,968,641
   *Ralcorp Holdings, Inc............................    202,412     17,508,638
   #Safeway, Inc.....................................    603,598     12,174,572
  #*Smithfield Foods, Inc............................    780,989     17,197,378
    Tyson Foods, Inc. Class A........................  1,845,901     32,414,022
                                                                 --------------
Total Consumer Staples...............................               780,846,930
                                                                 --------------
Energy -- (17.4%)
    Anadarko Petroleum Corp..........................  2,635,391    217,577,881
    Apache Corp......................................    153,785     19,026,280
    Cabot Oil & Gas Corp.............................     14,435      1,069,345

                                     1300

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Energy -- (Continued)
    Chesapeake Energy Corp...........................  3,189,528 $  109,560,287
    Chevron Corp.....................................  1,026,085    106,733,362
    ConocoPhillips...................................  5,825,280    419,361,907
   *Denbury Resources, Inc...........................  1,271,593     24,567,177
    Devon Energy Corp................................    278,639     21,928,889
   #Helmerich & Payne, Inc...........................    513,387     35,449,372
    Hess Corp........................................  1,462,821    100,291,008
    Marathon Oil Corp................................  3,514,978    108,858,869
   *Marathon Petroleum Corp..........................  1,757,489     76,960,443
    Murphy Oil Corp..................................    490,469     31,497,919
   *Nabors Industries, Ltd...........................  1,355,841     35,807,761
    National-Oilwell, Inc............................  1,960,685    157,972,390
    Noble Energy, Inc................................    289,729     28,880,187
    Patterson-UTI Energy, Inc........................    732,485     23,827,737
   #Pioneer Natural Resources Co.....................    548,341     50,990,230
   *Plains Exploration & Production Co...............    664,529     25,923,276
    QEP Resources, Inc...............................    269,816     11,826,035
   *Rowan Cos., Inc..................................    593,524     23,248,335
    Sunoco, Inc......................................    612,366     24,892,678
   #Teekay Corp......................................     22,078        612,664
   *Tesoro Petroleum Corp............................    469,001     11,392,034
   #Tidewater, Inc...................................    276,715     15,036,693
   *Unit Corp........................................     13,351        801,194
    Valero Energy Corp...............................  2,742,854     68,900,492
   *Weatherford International, Ltd...................    497,173     10,898,032
                                                                 --------------
Total Energy.........................................             1,763,892,477
                                                                 --------------
Financials -- (18.9%)
    ACE, Ltd.........................................      6,725        450,440
   *Allegheny Corp...................................     19,362      6,378,036
  #*Allied World Assurance Co. Holdings AG...........    188,355     10,255,930
    Allstate Corp. (The).............................    586,921     16,269,450
   #Alterra Capital Holdings, Ltd....................     35,444        772,325
   *American Capital, Ltd............................    319,656      3,091,074
    American Financial Group, Inc....................    632,368     21,487,865
    American National Insurance Co...................     92,565      6,936,821
   #Associated Banc-Corp.............................    313,406      4,277,992
    Assurant, Inc....................................    493,401     17,574,944
    Assured Guaranty, Ltd............................     98,365      1,391,865
    Axis Capital Holdings, Ltd.......................    613,817     19,562,348
    Bank of America Corp............................. 23,609,592    229,249,138
   *Bank of Montreal.................................    182,573     11,472,887
    Capital One Financial Corp.......................  2,343,277    112,008,641
   #Cincinnati Financial Corp........................     44,921      1,227,691
   *CIT Group, Inc...................................     12,100        480,854
    Citigroup, Inc...................................  7,841,714    300,651,315
    CME Group, Inc...................................    315,128     91,131,866
    CNA Financial Corp...............................  1,661,114     45,747,080
    Everest Re Group, Ltd............................    231,133     18,980,642
   *Genworth Financial, Inc. Class A.................  2,390,330     19,887,546
   #Hartford Financial Services Group, Inc...........  2,160,202     50,591,931
    JPMorgan Chase & Co..............................    170,725      6,905,826
    KeyCorp..........................................  3,740,365     30,072,535
   #Legg Mason, Inc..................................    721,237     21,218,793
   #Lincoln National Corp............................  1,587,360     42,065,040
    Loews Corp.......................................  2,422,916     96,601,661
    MetLife, Inc.....................................  4,718,267    194,439,783
    Morgan Stanley...................................  3,076,864     68,460,224
   *NASDAQ OMX Group, Inc. (The).....................    840,414     20,228,765
   #Old Republic International Corp..................  1,432,884     14,959,309
    PartnerRe, Ltd...................................    136,828      9,142,847

                                     1301

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Financials -- (Continued)
    People's United Financial, Inc...................    114,631 $    1,453,521
   *Popular, Inc.....................................  2,364,462      5,674,709
    Principal Financial Group, Inc...................     86,165      2,380,739
   #Prudential Financial, Inc........................  2,212,316    129,818,703
    Regions Financial Corp...........................  5,735,171     34,927,191
    Reinsurance Group of America, Inc................    428,134     24,921,680
    SunTrust Banks, Inc..............................  2,564,707     62,809,674
    Transatlantic Holdings, Inc......................    296,194     15,168,095
    Travelers Cos., Inc. (The).......................    530,891     29,268,021
   #Unum Group.......................................  1,898,589     46,306,586
    Validus Holdings, Ltd............................    329,771      8,768,611
    White Mountains Insurance Group, Ltd.............     33,758     14,225,284
    Xl Group P.L.C...................................  1,391,593     28,555,488
   #Zions Bancorporation.............................    777,171     17,020,045
                                                                 --------------
Total Financials.....................................             1,915,271,811
                                                                 --------------
Health Care -- (9.9%)................................
    Aetna, Inc.......................................  1,938,699     80,436,621
  #*Alere, Inc.......................................    298,357      8,798,548
  #*Boston Scientific Corp...........................  5,486,019     39,279,896
   *CareFusion Corp..................................    876,152     23,121,651
    Cigna Corp.......................................     21,116      1,050,943
   *Community Health Systems, Inc....................    428,183     11,064,249
    Cooper Cos., Inc.................................     20,654      1,579,824
   *Coventry Health Care, Inc........................    634,603     20,307,296
   *Hologic, Inc.....................................  1,218,221     22,622,364
    Humana, Inc......................................    712,843     53,163,831
   #Omnicare, Inc....................................    602,337     18,371,278
    PerkinElmer, Inc.................................    409,918     10,026,594
    Pfizer, Inc...................................... 15,670,712    301,504,499
    Teleflex, Inc....................................     87,443      5,266,692
   *Thermo Fisher Scientific, Inc....................  1,994,284    119,836,526
    UnitedHealth Group, Inc..........................  2,296,880    113,994,154
    WellPoint, Inc...................................  2,580,122    174,287,241
                                                                 --------------
Total Health Care....................................             1,004,712,207
                                                                 --------------
Industrials -- (12.9%)...............................
   *Aecom Technology Corp............................     36,679        907,438
   *AGCO Corp........................................    142,854      6,774,137
   #Cintas Corp......................................      8,087        263,232
   *CNH Global N.V...................................        163          6,217
    Covanta Holding Corp.............................    233,457      4,034,137
    CSX Corp.........................................  6,583,308    161,751,878
    General Electric Co.............................. 17,197,700    308,010,807
  #*Hertz Global Holdings, Inc.......................    835,683     11,758,060
   #Ingersoll-Rand P.L.C.............................    789,598     29,546,757
   *KAR Auction Services, Inc........................        245          4,356
   #L-3 Communications Holdings, Inc.................    281,986     22,310,732
    Norfolk Southern Corp............................  2,045,548    154,847,984
   #Northrop Grumman Corp............................  1,823,753    110,355,294
   *Owens Corning, Inc...............................    589,248     20,965,444
   #Pentair, Inc.....................................    331,855     12,215,583
   *Quanta Services, Inc.............................    284,191      5,263,217
   #R. R. Donnelley & Sons Co........................    574,501     10,806,364
    Raytheon Co......................................        386         17,266
    Republic Services, Inc...........................    988,217     28,687,940
    Ryder System, Inc................................    295,507     16,642,954
   #Southwest Airlines Co............................  4,290,532     42,733,699
    Stanley Black & Decker, Inc......................    300,246     19,747,179
   *Terex Corp.......................................    445,936      9,904,239
    Trinity Industries, Inc..........................        200          5,958

                                     1302

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Industrials -- (Continued)
   #Tyco International, Ltd..........................  1,202,968 $   53,279,453
    Union Pacific Corp...............................  2,594,778    265,912,849
   *URS Corp.........................................    375,966     15,350,692
                                                                 --------------
Total Industrials....................................             1,312,103,866
                                                                 --------------
Information Technology -- (3.2%)
    Activision Blizzard, Inc.........................  2,584,783     30,603,831
  #*AOL, Inc.........................................    505,654      8,687,136
   *Arrow Electronics, Inc...........................    568,882     19,768,649
   *Avnet, Inc.......................................    711,662     20,851,697
    AVX Corp.........................................    292,217      4,067,661
   *Brocade Communications Systems, Inc..............    924,515      5,066,342
    Computer Sciences Corp...........................    946,932     33,407,761
   *CoreLogic, Inc...................................    187,628      2,960,770
    Corning, Inc.....................................  1,576,841     25,087,540
   *EchoStar Corp....................................      7,469        249,913
    Fidelity National Information Services, Inc......  1,261,311     37,864,556
   *IAC/InterActiveCorp..............................    540,265     22,361,568
   *Ingram Micro, Inc. Class A.......................    969,555     17,985,245
  #*Micron Technology, Inc...........................  3,193,681     23,537,429
   *Motorola Solutions, Inc..........................    278,421     12,498,319
   *Tech Data Corp...................................     18,421        859,708
  #*Vishay Intertechnology, Inc......................     35,235        485,186
   *Western Digital Corp.............................    283,701      9,776,336
    Xerox Corp.......................................  4,085,127     38,114,235
   *Yahoo!, Inc......................................  1,073,922     14,068,378
                                                                 --------------
Total Information Technology.........................               328,302,260
                                                                 --------------
Materials -- (2.8%)
   #Alcoa, Inc.......................................  5,357,434     78,915,003
    Ashland, Inc.....................................    375,339     22,985,760
    Bemis Co., Inc...................................      2,331         73,660
   *Coeur d'Alene Mines Corp.........................     77,230      2,107,607
   #Cytec Industries, Inc............................     89,928      5,035,968
    Domtar Corp......................................    199,193     15,925,480
    International Paper Co...........................  2,299,481     68,294,586
    MeadWestavco Corp................................  1,023,001     31,856,251
    Nucor Corp.......................................     11,970        465,513
    Reliance Steel & Aluminum Co.....................    363,907     17,107,268
    Sealed Air Corp..................................    170,809      3,677,518
    Steel Dynamics, Inc..............................    893,527     13,956,892
   #United States Steel Corp.........................     97,681      3,906,263
   #Vulcan Materials Co..............................    575,312     19,727,448
    Westlake Chemical Corp...........................      5,489        284,056
                                                                 --------------
Total Materials......................................               284,319,273
                                                                 --------------
Telecommunication Services -- (6.2%)
    AT&T, Inc........................................ 13,044,608    381,685,230
   *CenturyLink, Inc.................................  1,376,720     51,090,079
   #Frontier Communications Corp.....................    635,064      4,756,629
   *MetroPCS Communications, Inc.....................  1,422,836     23,163,770
   *Sprint Nextel Corp............................... 13,961,200     59,055,876
   #Telephone & Data Systems, Inc....................    286,273      8,118,702
    Telephone & Data Systems, Inc. Special Shares....    251,163      6,258,982
   *United States Cellular Corp......................    265,925     11,751,226
    Verizon Communications, Inc......................  2,381,910     84,057,604
                                                                 --------------
Total Telecommunication Services.....................               629,938,098
                                                                 --------------
Utilities -- (1.3%)
   *AES Corp.........................................  1,351,151     16,632,669

                                     1303

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                     SHARES         VALUE+
                                                   ------------ ---------------
Utilities -- (Continued)
  #*Calpine Corp..................................    1,832,420 $    29,776,825
   *GenOn Energy, Inc.............................      212,040         824,836
   *NRG Energy, Inc...............................      926,068      22,707,187
    Public Service Enterprise Group, Inc..........    1,856,332      60,794,873
                                                                ---------------
Total Utilities...................................                  130,736,390
                                                                ---------------
TOTAL COMMON STOCKS...............................                9,685,959,810
                                                                ---------------
                                                     SHARES/
                                                      FACE
                                                     AMOUNT
                                                   ------------
                                                      (000)
SECURITIES LENDING COLLATERAL -- (4.6%)
(S)@DFA Short Term Investment Fund................  466,512,562     466,512,562
    @Repurchase Agreement, JPMorgan Securities
      LLC 0.20%, 08/01/11 (Collateralized by
      $213,038 FNMA, rates ranging from 4.500%
      to 6.500%, maturities ranging from
      05/01/36 to 07/01/41, valued at $213,708)
      to be repurchased at $206,833............... $        207         206,830
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL...............                  466,719,392
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $7,727,512,858)^^.......................              $10,152,679,202
                                                                ===============

Summary of inputs used to value the Series' investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                             VALUATION INPUTS
                            ---------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                            ---------------------------------------------------
                               LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                            -------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary.. $1,535,836,498           --   --    $ 1,535,836,498
   Consumer Staples........    780,846,930           --   --        780,846,930
   Energy..................  1,763,892,477           --   --      1,763,892,477
   Financials..............  1,915,271,811           --   --      1,915,271,811
   Health Care.............  1,004,712,207           --   --      1,004,712,207
   Industrials.............  1,312,103,866           --   --      1,312,103,866
   Information Technology..    328,302,260           --   --        328,302,260
   Materials...............    284,319,273           --   --        284,319,273
   Telecommunication
     Services..............    629,938,098           --   --        629,938,098
   Utilities...............    130,736,390           --   --        130,736,390
Securities Lending
  Collateral...............             -- $466,719,392   --        466,719,392
                            -------------- ------------   --    ---------------
TOTAL...................... $9,685,959,810 $466,719,392   --    $10,152,679,202
                            ============== ============   ==    ===============

              See accompanying Notes to Schedules of Investments.

                                     1304

                      THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                         --------- ------------
COMMON STOCKS -- (89.5%)
AUSTRALIA -- (4.8%)
    Alumina, Ltd........................................ 2,686,318 $  6,394,690
   #Alumina, Ltd. Sponsored ADR.........................   172,484    1,638,598
    Amcor, Ltd.......................................... 1,929,191   14,890,820
    Amcor, Ltd. Sponsored ADR...........................    77,103    2,373,230
    Asciano Group, Ltd.................................. 2,473,733    4,524,367
   #Australia & New Zealand Banking Group, Ltd.......... 1,490,687   34,072,941
    Bank of Queensland, Ltd.............................   198,043    1,751,626
    Bendigo Bank, Ltd...................................   525,607    5,099,961
   #BlueScope Steel, Ltd................................ 4,756,814    5,936,807
   #Boral, Ltd.......................................... 1,516,921    6,944,711
    Caltex Australia, Ltd...............................   291,956    3,414,387
    Crown, Ltd.......................................... 1,072,628   10,495,479
    Downer EDI, Ltd.....................................   132,490      556,558
   *Echo Entertainment Group, Ltd....................... 1,526,918    6,726,659
   #Fairfax Media, Ltd.................................. 4,500,769    4,347,314
   #Harvey Norman Holdings, Ltd.........................   991,617    2,372,622
    Incitec Pivot, Ltd.................................. 4,149,937   17,977,438
    Insurance Australia Group, Ltd...................... 2,421,223    8,706,998
    Lend Lease Group NL.................................   773,285    7,520,899
    Macquarie Group, Ltd................................   568,086   17,207,665
   #National Australia Bank, Ltd........................ 1,864,148   49,081,444
    New Hope Corp., Ltd.................................    51,436      303,258
    OneSteel, Ltd....................................... 2,331,726    4,513,191
    Origin Energy, Ltd.................................. 1,857,216   29,927,319
   *OZ Minerals, Ltd....................................   419,086    6,257,808
    Primary Health Care, Ltd............................    28,910      102,783
   *Qantas Airways, Ltd................................. 2,850,317    5,776,813
   #Santos, Ltd......................................... 1,410,263   19,952,877
    Sims Metal Management, Ltd..........................   102,537    1,899,230
   #Sims Metal Management, Ltd. Sponsored ADR...........   124,013    2,268,198
    Sonic Healthcare, Ltd...............................   331,308    4,424,163
    Suncorp Group, Ltd.................................. 3,142,301   25,569,098
    TABCORP Holdings, Ltd............................... 1,526,918    5,393,179
    Tatts Group, Ltd.................................... 2,263,131    5,770,073
    Toll Holdings, Ltd..................................    60,372      299,907
   #Washington H. Soul Pattinson & Co., Ltd.............   113,801    1,616,335
    Wesfarmers, Ltd..................................... 2,539,298   81,666,226
                                                                   ------------
TOTAL AUSTRALIA.........................................            407,775,672
                                                                   ------------
AUSTRIA -- (0.4%)
    Erste Group Bank AG.................................   342,508   16,375,493
    OMV AG..............................................   286,325   11,413,607
    Raiffeisen Bank International AG....................    14,000      699,971
    Voestalpine AG......................................    68,767    3,559,978
                                                                   ------------
TOTAL AUSTRIA...........................................             32,049,049
                                                                   ------------
BELGIUM -- (0.9%)
    Ageas SA............................................ 2,153,708    4,415,519
    Delhaize Group SA...................................   219,305   15,770,894
   #Delhaize Group SA Sponsored ADR.....................    52,900    3,836,308
  #*Dexia SA............................................   515,617    1,362,076
    KBC Groep NV........................................   313,891   11,075,745
    Solvay SA...........................................   168,640   25,393,332
   #UCB SA..............................................   290,371   13,355,057
                                                                   ------------
TOTAL BELGIUM...........................................             75,208,931
                                                                   ------------
CANADA -- (11.2%)
    Astral Media, Inc. Class A..........................    40,138    1,533,768

                                     1305

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
CANADA -- (Continued)
   #BCE, Inc............................................   349,032 $ 13,319,071
   #Bell Aliant, Inc....................................   162,757    4,718,582
   #Canadian Pacific Railway, Ltd.......................   282,553   18,042,345
   #Canadian Tire Corp. Class A.........................   214,347   13,106,025
    Canadian Utilities, Ltd. Class A....................    82,858    4,889,355
   *CGI Group, Inc......................................   362,612    7,795,333
    Empire Co., Ltd. Class A............................    65,500    3,973,395
   #Encana Corp......................................... 2,051,015   60,170,548
   #Enerplus Corp.......................................   249,211    7,770,156
    Ensign Energy Services, Inc.........................   176,399    3,799,562
   #Fairfax Financial Holdings, Ltd.....................    54,722   21,534,850
   #Genworth MI Canada, Inc.............................    84,524    2,093,085
    George Weston, Ltd..................................   141,700    9,832,759
    Goldcorp, Inc....................................... 1,007,168   48,163,175
    Groupe Aeroplan, Inc................................    39,347      554,717
   #Husky Energy, Inc...................................   783,918   21,947,571
    Industrial Alliance Insurance & Financial
      Services, Inc.....................................   168,485    6,648,055
   #Inmet Mining Corp...................................   128,378    8,866,675
    Intact Financial Corp...............................   121,000    7,022,293
    Kinross Gold Corp................................... 1,332,857   21,762,069
   #Loblaw Cos., Ltd....................................   224,875    8,698,917
   *Lundin Mining Corp..................................   484,110    3,637,982
   #Magna International, Inc............................   583,936   28,480,211
   #Manitoba Telecom Services, Inc......................    40,500    1,312,769
   #Manulife Financial Corp............................. 3,604,497   57,267,533
   #Metro, Inc. Class A.................................   137,300    6,807,160
   #National Bank of Canada.............................   109,467    8,483,993
   *New Gold, Inc.......................................   575,613    6,223,332
   #Nexen, Inc.......................................... 1,723,715   40,213,101
   #Pengrowth Energy Corp...............................   408,238    5,298,185
   #Penn West Petroleum, Ltd............................   700,622   15,604,413
   #PetroBakken Energy, Ltd.............................   150,435    2,213,738
   *Petrobank Energy & Resources, Ltd...................    96,762    1,498,851
   *Precision Drilling Corp.............................   233,316    4,029,216
    Progress Energy Resources Corp......................   179,131    2,598,520
   *Quadra FNX Mining, Ltd..............................   397,631    6,329,968
    Sears Canada, Inc...................................    34,515      551,619
   #Sun Life Financial, Inc............................. 1,513,735   41,841,793
    Suncor Energy, Inc.................................. 2,911,186  111,578,451
    Talisman Energy, Inc................................ 1,986,345   36,173,953
    Teck Resources, Ltd. Class A........................     4,015      202,126
   #Teck Resources, Ltd. Class B........................ 1,483,730   73,514,865
   #Telus Corp. Non-Voting..............................   365,532   19,262,689
   #Thomson Reuters Corp................................ 1,832,184   63,012,786
   #TransAlta Corp......................................   602,148   13,316,644
   #TransCanada Corp.................................... 1,941,948   81,584,377
  #*Uranium One, Inc....................................   405,400    1,429,900
    Viterra, Inc........................................   861,686    9,758,169
    Yamana Gold, Inc.................................... 1,777,340   23,141,043
   #Yellow Media, Inc...................................   113,179      246,389
                                                                   ------------
TOTAL CANADA............................................            961,856,082
                                                                   ------------
DENMARK -- (1.2%)
   #A.P. Moller - Maersk A.S............................     3,855   29,537,089
   *A.P. Moller - Maersk A.S.Series A...................       229    1,695,632
    Carlsberg A.S. Series B.............................   312,511   30,697,440
   *Danske Bank A.S..................................... 1,362,592   26,361,253
   *Jyske Bank A.S......................................   111,779    4,451,513
   #Rockwool International A.S..........................       246       29,011
    Sydbank A.S.........................................    60,841    1,426,014

                                     1306

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
DENMARK -- (Continued)
  #*Vestas Wind Systems A.S.............................   223,192 $  4,920,562
                                                                   ------------
TOTAL DENMARK...........................................             99,118,514
                                                                   ------------
FINLAND -- (0.6%)
    Kesko Oyj...........................................   152,300    5,909,839
   #Neste Oil Oyj.......................................   302,274    3,948,052
   #Outokumpu Oyj.......................................   228,983    2,442,794
    Sampo Oyj...........................................   378,030   11,514,398
   #Stora Enso Oyj Series R............................. 1,304,065   11,222,915
   #Stora Enso Oyj Sponsored ADR........................    91,500      783,240
    UPM-Kymmene Oyj..................................... 1,166,852   18,183,594
   #UPM-Kymmene Oyj Sponsored ADR.......................    69,300    1,072,764
                                                                   ------------
TOTAL FINLAND...........................................             55,077,596
                                                                   ------------
FRANCE -- (8.1%)
   *Air France-KLM SA...................................   320,673    3,858,686
    AXA SA.............................................. 3,834,671   71,743,137
    AXA SA Sponsored ADR................................   140,900    2,634,830
    BNP Paribas SA......................................   607,569   39,403,343
   *Bouygues SA.........................................   178,183    6,735,123
    Capgemini SA........................................   259,094   12,750,292
    Casino Guichard Perrachon SA........................   139,152   12,686,130
    Cie de Saint-Gobain SA..............................   906,829   52,402,859
  #*Cie Generale de Geophysique - Veritas SA Sponsored
    ADR.................................................   141,089    4,751,878
    Cie Generale des Establissements Michelin SA
      Series B..........................................   222,791   18,709,404
    Ciments Francais SA.................................    26,702    2,756,295
    CNP Assurances SA...................................   318,796    6,136,093
    Credit Agricole SA.................................. 2,838,495   34,845,625
    France Telecom SA...................................   422,575    8,744,088
    GDF Suez SA......................................... 2,720,289   88,956,326
    Groupe Eurotunnel SA................................   545,525    5,814,828
    Lafarge SA..........................................   505,082   27,011,684
    Lagardere SCA.......................................   243,906    9,473,863
    Natixis SA.......................................... 1,972,004    8,945,777
    Peugeot SA..........................................   358,364   13,584,698
    PPR SA..............................................   161,317   29,812,981
    Renault SA..........................................   500,084   26,682,121
   #Rexel SA............................................   120,723    2,624,856
    Sanofi SA...........................................   141,050   10,959,707
   #Sanofi SA ADR.......................................   651,672   25,252,290
    SCOR SE.............................................   199,252    5,128,121
    Societe Generale SA................................. 1,383,654   68,490,604
    STMicroelectronics NV............................... 1,542,301   12,159,854
    Vivendi SA.......................................... 3,447,034   82,432,601
                                                                   ------------
TOTAL FRANCE............................................            695,488,094
                                                                   ------------
GERMANY -- (8.5%)
    Allianz SE..........................................   396,448   51,663,326
    Allianz SE Sponsored ADR............................ 2,834,240   36,986,832
    Bayerische Motoren Werke AG.........................   915,762   91,550,815
   #Celesio AG..........................................    69,612    1,337,866
   *Commerzbank AG...................................... 2,221,366    8,443,746
    Daimler AG.......................................... 2,088,586  151,413,812
    Deutsche Bank AG (5750355)..........................   965,050   53,061,213
   #Deutsche Bank AG (D18190898)........................   420,711   23,126,484
    Deutsche Lufthansa AG...............................   464,311    9,347,549
    Deutsche Telekom AG................................. 2,852,483   44,463,938
    Deutsche Telekom AG Sponsored ADR................... 3,099,741   48,014,988
    E.ON AG............................................. 1,875,479   51,713,070
   #Fraport AG..........................................    41,329    3,311,419

                                     1307

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
GERMANY -- (Continued)
    Generali Deutschland Holding AG....................     10,980 $  1,241,650
    Hannover Rueckversicherung AG......................     74,974    3,890,876
    Heidelberger Zement AG.............................    201,967   11,107,687
    Linde AG...........................................     16,685    2,990,107
    Merck KGaA.........................................     50,209    5,358,621
    Munchener Rueckversicherungs-Gesellschaft AG.......    412,644   60,894,352
    Porsche Automobil Holding SE.......................    334,085   25,673,211
    RWE AG.............................................    133,559    7,001,824
   #Salzgitter AG......................................     79,216    5,770,096
    SCA Hygiene Products SE............................      3,195    1,613,755
   #Suedzucker AG......................................     54,734    1,929,891
    ThyssenKrupp AG....................................    368,208   16,279,452
    Volkswagen AG......................................     44,125    8,064,113
                                                                   ------------
TOTAL GERMANY..........................................             726,250,693
                                                                   ------------
GREECE -- (0.1%)
    Hellenic Petroleum S.A.............................    334,517    3,088,204
  #*National Bank of Greece S.A........................    379,016    2,548,753
   #National Bank of Greece S.A. ADR...................    619,230      811,191
                                                                   ------------
TOTAL GREECE...........................................               6,448,148
                                                                   ------------
HONG KONG -- (1.6%)
    Cathay Pacific Airways, Ltd........................    170,000      393,818
    Dah Sing Financial Holdings, Ltd...................    113,650      550,635
    Great Eagle Holdings, Ltd..........................    860,324    2,833,324
    Hang Lung Group, Ltd...............................    468,000    2,815,489
    Henderson Land Development Co., Ltd................  3,177,114   20,071,863
    Hong Kong & Shanghai Hotels, Ltd...................  1,329,848    2,099,448
    Hopewell Holdings, Ltd.............................  1,064,169    3,451,020
   #Hutchison Whampoa, Ltd.............................  5,618,000   65,407,947
   #Hysan Development Co., Ltd.........................  1,035,259    4,858,261
    New World Development Co., Ltd.....................  8,159,476   12,022,074
    Orient Overseas International, Ltd.................    360,500    2,043,866
    Pacific Basin Shipping, Ltd........................    301,000      164,948
   #Sino Land Co., Ltd.................................  1,526,684    2,586,172
    Wharf Holdings, Ltd................................     54,990      402,503
    Wheelock & Co., Ltd................................  3,482,000   14,840,696
                                                                   ------------
TOTAL HONG KONG........................................             134,542,064
                                                                   ------------
IRELAND -- (0.2%)
   *CRH P.L.C..........................................    537,886   10,551,837
   #CRH P.L.C. Sponsored ADR...........................    259,888    5,153,579
                                                                   ------------
TOTAL IRELAND..........................................              15,705,416
                                                                   ------------
ISRAEL -- (0.5%)
   *Bank Hapoalim B.M..................................  2,673,336   13,218,430
    Bank Leumi Le-Israel B.M...........................  2,840,659   13,185,692
    Bezeq Israeli Telecommunication Corp., Ltd.........    977,823    2,368,675
    Elbit Systems, Ltd.................................     42,796    2,024,385
   *Israel Discount Bank, Ltd..........................  1,353,651    2,614,444
   *Makhteshim-Agan Industries, Ltd....................    396,824    2,184,193
  #*NICE Systems, Ltd. Sponsored ADR...................    147,532    5,269,843
    Partner Communications Co., Ltd....................     95,455    1,369,334
                                                                   ------------
TOTAL ISRAEL...........................................              42,234,996
                                                                   ------------
ITALY -- (1.3%)
   #Banca Monte Dei Paschi di Siena SpA................  5,888,363    4,413,143
   #Banco Popolare Scarl...............................    426,228      816,564
    Finmeccanica SpA...................................    896,094    6,875,867
    Intesa Sanpaolo SpA................................ 10,123,801   23,353,647

                                     1308

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
ITALY -- (Continued)
    Telecom Italia SpA.................................  5,476,933 $  6,891,593
   #Telecom Italia SpA Sponsored ADR...................  1,874,500   23,431,250
    UniCredit SpA...................................... 21,860,189   38,995,912
    Unione di Banche Italiane ScpA.....................  1,533,872    7,361,579
                                                                   ------------
TOTAL ITALY............................................             112,139,555
                                                                   ------------
JAPAN -- (20.1%)
   #77 Bank, Ltd. (The)................................    737,372    3,233,367
   #AEON Co., Ltd......................................  1,886,800   23,761,682
    Aisin Seiki Co., Ltd...............................    346,600   13,300,159
    Ajinomoto Co., Inc.................................  1,342,000   16,635,332
    Alfresa Holdings Corp..............................     85,700    3,502,571
    Amada Co., Ltd.....................................    821,000    6,364,136
   #Aozora Bank, Ltd...................................    991,000    2,417,041
    Asahi Kasei Corp...................................  1,018,000    7,201,537
   #ASATSU-DK, Inc.....................................     32,500      896,110
    Autobacs Seven Co., Ltd............................      5,600      252,109
   #Awa Bank, Ltd. (The)...............................     65,600      426,542
    Bank of Kyoto, Ltd. (The)..........................    739,400    6,748,814
    Bank of Yokohama, Ltd. (The).......................  1,308,000    6,406,309
    Bridgestone Corp...................................  1,240,300   30,853,232
    Canon Marketing Japan, Inc.........................    124,900    1,553,296
   #Casio Computer Co., Ltd............................    249,300    1,764,103
    Chiba Bank, Ltd. (The).............................  1,016,000    6,438,735
    Chugoku Bank, Ltd. (The)...........................    403,800    5,136,237
    Chuo Mitsui Trust Holdings, Inc....................  5,877,629   21,651,537
    Citizen Holdings Co., Ltd..........................    511,000    3,068,170
    Coca-Cola West Co., Ltd............................    109,007    2,180,615
    Comsys Holdings Corp...............................    151,700    1,510,886
    Cosmo Oil Co., Ltd.................................  1,212,364    3,659,165
    Credit Saison Co., Ltd.............................    345,100    5,853,204
    Dai Nippon Printing Co., Ltd.......................  1,815,000   20,609,383
    Daicel Chemical Industries, Ltd....................    515,000    3,684,551
    Daido Steel Co., Ltd...............................    398,000    2,821,648
    Dainippon Sumitomo Pharma Co., Ltd.................    374,800    3,809,658
    Daishi Bank, Ltd. (The)............................    172,932      527,068
    Daiwa Securities Group, Inc........................  3,289,000   14,305,691
    Denso Corp.........................................    367,888   13,073,234
  #*Elpida Memory, Inc.................................    385,300    3,556,703
    Fuji Heavy Industries, Ltd.........................  1,318,000   10,552,303
    Fuji Television Network, Inc.......................      1,128    1,746,879
    FUJIFILM Holdings Corp.............................  1,327,000   40,075,484
    Fujikura, Ltd......................................    694,000    3,279,397
    Fujitsu, Ltd.......................................    520,000    3,060,290
    Fukuoka Financial Group, Inc.......................  1,800,000    7,653,622
    Fukuyama Transporting Co., Ltd.....................     71,000      414,651
    Glory, Ltd.........................................    119,600    2,797,161
    Gunma Bank, Ltd. (The).............................    921,397    4,897,673
   #H2O Retailing Corp.................................    198,000    1,512,570
    Hachijuni Bank, Ltd. (The).........................    993,231    5,511,281
    Hakuhodo Dy Holdings, Inc..........................     39,920    2,205,588
   *Hankyu Hanshin Holdings, Inc.......................    582,000    2,342,879
    Higo Bank, Ltd. (The)..............................    376,000    2,123,114
   #Hiroshima Bank, Ltd. (The).........................    300,000    1,319,538
    Hitachi Capital Corp...............................    105,100    1,544,624
    Hitachi High-Technologies Corp.....................    159,200    3,448,291
    Hitachi Transport System, Ltd......................    111,000    1,995,228
    Hokkoku Bank, Ltd. (The)...........................    512,409    1,801,762
   #Hokuhoku Financial Group, Inc......................  2,620,000    5,469,797
   #House Foods Corp...................................    148,300    2,670,690
    Hyakugo Bank, Ltd. (The)...........................     40,028      158,553

                                     1309

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
JAPAN -- (Continued)
   *Hyakujishi Bank, Ltd. (The).........................    178,000 $   648,480
    Idemitsu Kosan Co., Ltd.............................     51,124   5,936,448
    Inpex Corp..........................................      3,476  26,982,480
    Isetan Mitsukoshi Holdings, Ltd.....................    882,200   9,345,866
    ITOCHU Corp.........................................  2,108,100  24,322,100
    Iyo Bank, Ltd. (The)................................    548,000   5,160,092
   #J. Front Retailing Co., Ltd.........................  1,136,000   5,390,951
    JFE Holdings, Inc...................................    600,700  16,342,939
    Joyo Bank, Ltd. (The)...............................  1,518,000   6,381,309
    JS Group Corp.......................................    561,100  14,035,414
    JTEKT Corp..........................................    475,200   6,966,267
    JX Holdings, Inc....................................  5,520,533  39,913,919
    Kagoshima Bank, Ltd. (The)..........................    358,143   2,427,340
   #Kajima Corp.........................................  1,830,000   5,686,474
    Kamigumi Co., Ltd...................................    519,000   5,166,593
    Kaneka Corp.........................................    653,542   4,181,603
   #Kawasaki Kisen Kaisha, Ltd..........................  1,166,087   3,816,118
    Keiyo Bank, Ltd. (The)..............................    418,000   2,203,413
    Kewpie Corp.........................................    131,300   1,781,828
    Kinden Corp.........................................    285,000   2,410,771
    Kirin Holdings Co., Ltd.............................      2,000      29,453
    Kobe Steel, Ltd.....................................  3,785,000   8,360,866
    Kyocera Corp........................................    306,200  32,697,851
   #Kyocera Corp. Sponsored ADR.........................     13,600   1,456,832
    Kyowa Hakko Kirin Co., Ltd..........................    604,000   6,441,640
    #Mabuchi Motor Co., Ltd.............................     36,100   1,866,434
    Marui Group Co., Ltd................................    542,642   4,443,730
    Maruichi Steel Tube, Ltd............................    104,400   2,645,321
   #Mazda Motor Corp....................................  3,005,000   8,257,503
    Medipal Holdings Corp...............................    339,800   3,207,458
    Meiji Holdings Co., Ltd.............................    144,395   6,333,583
    Mitsubishi Chemical Holdings Corp...................  4,076,000  31,771,516
   *Mitsubishi Corp.....................................    659,700  17,644,438
    Mitsubishi Gas Chemical Co., Inc....................    890,000   6,936,720
    Mitsubishi Heavy Industries, Ltd....................  9,007,000  41,979,694
    Mitsubishi Logistics Corp...........................    236,000   2,712,791
    Mitsubishi Materials Corp...........................  2,533,000   8,627,770
    Mitsubishi Tanabe Pharma Corp.......................    623,000  11,287,822
   #Mitsubishi UFJ Financial Group, Inc................. 15,413,706  78,268,847
   #Mitsubishi UFJ Financial Group, Inc. ADR............  4,781,372  24,241,556
    Mitsui & Co., Ltd...................................  1,153,600  21,718,684
    Mitsui & Co., Ltd. Sponsored ADR....................     11,723   4,442,900
    Mitsui Chemicals, Inc...............................  1,861,800   7,070,538
   #Mitsui Engineering & Shipbuilding Co., Ltd..........  1,025,000   2,173,108
    Mitsui Mining & Smelting Co., Ltd...................     64,030     231,752
    Mitsui O.S.K. Lines, Ltd............................    819,000   4,288,614
   *Mizuho Financial Group, Inc.........................  2,486,700   4,067,825
   #Mizuho Financial Group, Inc. ADR....................    349,173   1,138,304
    Mizuho Securities Co., Ltd..........................  1,325,000   3,218,942
    MS&AD Insurance Group Holdings, Inc.................    865,753  21,636,392
    Nagase & Co., Ltd...................................    235,889   3,114,108
    Namco Bandai Holdings, Inc..........................    441,300   5,583,844
    Nanto Bank, Ltd. (The)..............................    323,000   1,716,100
   *NEC Corp............................................  5,425,101  12,407,501
    Nippon Express Co., Ltd.............................  1,952,238   8,610,199
    Nippon Kayaku Co., Ltd..............................      6,000      66,587
    Nippon Meat Packers, Inc............................    429,536   5,976,206
    Nippon Paper Group, Inc.............................    231,700   5,175,522
    Nippon Sheet Glass Co., Ltd.........................  1,171,739   3,737,201
    Nippon Shokubai Co., Ltd............................    234,000   3,060,859
    Nippon Steel Corp...................................  7,450,000  25,092,578

                                     1310

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Nippon Television Network Corp.......................    12,380 $ 1,886,093
    Nippon Yusen K.K..................................... 3,032,000  11,101,452
    Nishi-Nippon Bank, Ltd............................... 1,403,569   4,315,817
    Nissan Motor Co., Ltd................................ 4,597,200  48,920,995
    Nisshin Seifun Group, Inc............................   394,500   5,039,829
    Nisshin Steel Co., Ltd............................... 1,431,000   2,972,822
    Nisshinbo Holdings, Inc..............................   305,000   3,002,349
    NKSJ Holdings, Inc................................... 1,353,000   8,927,559
    NOK Corp.............................................   162,200   3,004,246
    Nomura Holdings, Inc................................. 2,057,500   9,988,581
    Nomura Real Estate Holdings, Inc.....................   164,700   3,014,994
    NTN Corp.............................................   651,000   3,931,121
    Obayashi Corp........................................ 1,650,682   7,637,519
    Oji Paper Co., Ltd................................... 1,997,000   9,983,765
   #Ono Pharmaceutical Co., Ltd..........................    92,600   5,151,367
    Onward Holdings Co., Ltd.............................   278,000   2,344,022
    Panasonic Corp....................................... 3,240,817  38,535,117
    Panasonic Corp. Sponsored ADR........................   302,421   3,583,689
    Rengo Co., Ltd.......................................   428,000   2,822,718
    Ricoh Co., Ltd....................................... 1,666,000  17,921,693
    Rohm Co., Ltd........................................   230,500  13,432,156
    San-in Godo Bank, Ltd. (The).........................   309,900   2,406,458
    Sankyo Co., Ltd......................................    57,500   3,070,772
    Sapporo Hokuyo Holdings, Inc.........................   529,800   2,289,937
    SBI Holdings, Inc....................................    45,820   4,494,956
   #Seiko Epson Corp.....................................   296,800   5,036,847
    Seino Holdings Co., Ltd..............................   295,000   2,268,208
    Sekisui Chemical Co., Ltd............................   988,000   9,128,450
    Sekisui House, Ltd................................... 1,354,000  12,959,933
    Seven & I Holdings Co., Ltd.......................... 1,413,500  40,305,540
   #Sharp Corp........................................... 2,998,000  27,617,584
    Shiga Bank, Ltd......................................   455,185   2,667,315
   #Shimizu Corp......................................... 1,371,000   6,076,744
  #*Shinko Electric Industries Co., Ltd..................   120,300     995,705
    Shinsei Bank, Ltd.................................... 1,642,000   2,084,692
    Shizuoka Bank, Ltd................................... 1,009,000   9,490,041
   *Showa Denko K.K...................................... 1,456,000   3,031,689
   #SKY Perfect JSAT Holdings, Inc.......................     3,029   1,328,251
    Sojitz Corp.......................................... 2,578,100   5,099,391
    Sony Corp............................................   768,200  19,268,261
    Sony Corp. Sponsored ADR............................. 1,801,665  45,221,792
    Sumitomo Bakelite Co., Ltd...........................   347,000   2,375,454
    Sumitomo Chemical Co., Ltd........................... 2,223,000  11,265,635
    Sumitomo Corp........................................ 3,241,900  45,688,741
    Sumitomo Electric Industries, Ltd.................... 2,606,700  38,913,824
    Sumitomo Forestry Co., Ltd...........................   158,000   1,499,513
    Sumitomo Heavy Industries, Ltd.......................   297,000   2,087,147
   *Sumitomo Metal Industries, Ltd.......................   916,000   2,195,875
   #Sumitomo Mitsui Financial Group, Inc.................   951,700  29,939,491
    Sumitomo Rubber Industries, Ltd......................   230,300   2,989,578
    Suzuken Co., Ltd.....................................   150,000   3,764,771
   #Suzuki Motor Corp....................................   519,200  12,025,203
   #Taiheiyo Cement Corp................................. 1,638,800   3,228,797
   #Taisei Corp.......................................... 2,148,703   5,132,775
   #Taisho Pharmaceutical Co., Ltd.......................   285,000   6,683,949
   #Taiyo Yuden Co., Ltd.................................   177,000   2,227,878
    Takashimaya Co., Ltd.................................   615,634   4,583,937
    TDK Corp.............................................   113,700   5,857,089
    Teijin, Ltd.......................................... 1,535,450   6,859,912
    Toda Corp............................................   385,000   1,468,086
   #Tokai Rika Co., Ltd..................................    94,200   1,844,514

                                     1311

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
JAPAN -- (Continued)
    Tokuyama Corp.....................................   637,000 $    3,151,606
    Tokyo Broadcasting System, Inc....................    85,300      1,087,490
   #Tokyo Steel Manufacturing Co., Ltd................   224,500      2,301,259
    Tokyo Tatemono Co., Ltd...........................   808,000      3,298,766
   #Toppan Printing Co., Ltd.......................... 1,312,000     10,375,477
    Tosoh Corp........................................ 1,044,000      4,426,394
    Toyo Seikan Kaisha, Ltd...........................   346,349      6,063,579
    Toyobo Co., Ltd...................................   743,000      1,145,843
    Toyota Auto Body Co., Ltd.........................   108,400      1,963,046
   *Toyota Motor Corp.................................   150,500      6,144,012
   #Toyota Motor Corp. Sponsored ADR..................   673,198     55,148,380
    Toyota Tsusho Corp................................   482,400      8,444,231
    TV Asahi Corp.....................................       583        938,985
    UNY Co., Ltd......................................   390,450      3,834,682
   #Wacoal Corp.......................................   179,000      2,381,418
    Yamaguchi Financial Group, Inc....................   492,148      5,023,370
    Yamaha Corp.......................................   327,300      3,872,613
    Yamato Holdings Co., Ltd..........................   510,500      8,745,570
    Yamato Kogyo Co., Ltd.............................    82,600      2,477,749
    Yamazaki Baking Co., Ltd..........................   170,000      2,353,053
   *Yokogawa Electric Corp............................   370,400      3,272,291
    Yokohama Rubber Co., Ltd..........................   437,000      2,649,542
                                                                 --------------
TOTAL JAPAN...........................................            1,718,716,189
                                                                 --------------
MALAYSIA -- (0.0%)
   *Rekapacific Berhad................................   691,000             --
                                                                 --------------
NETHERLANDS -- (3.0%)
   *Aegon NV.......................................... 3,288,297     18,818,160
    Akzo Nobel NV.....................................   220,284     13,455,613
    APERAM NV.........................................   122,341      3,402,125
   #ArcelorMittal NV.................................. 2,446,831     76,270,717
   *ING Groep NV...................................... 4,134,887     44,371,594
  #*ING Groep NV Sponsored ADR........................ 1,273,519     13,677,594
    Koninklijke Ahold NV..............................   984,473     13,108,717
    Koninklijke DSM NV................................   452,418     25,651,572
    Koninklijke Philips Electronics NV................ 1,939,039     48,161,088
   #Philips Electronics NV ADR........................   137,395      3,403,274
                                                                 --------------
TOTAL NETHERLANDS.....................................              260,320,454
                                                                 --------------
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd...............   219,002        434,495
    Contact Energy, Ltd............................... 1,228,523      5,591,179
                                                                 --------------
TOTAL NEW ZEALAND.....................................                6,025,674
                                                                 --------------
NORWAY -- (0.9%)
    Aker ASA..........................................    56,956      1,504,371
    Austevoll Seafood ASA.............................     3,776         20,789
   #DnB NOR ASA Series A.............................. 1,005,085     14,616,059
   #Marine Harvest ASA................................ 4,619,922      2,682,184
   #Norsk Hydro ASA................................... 2,739,927     19,504,225
    Norsk Hydro ASA Sponsored ADR.....................    59,900        422,894
    Orkla ASA......................................... 2,700,350     25,376,689
  #*Renewable Energy Corp. ASA........................ 1,281,469      2,374,301
    Storebrand ASA....................................   812,117      6,748,842
    Telenor ASA.......................................   253,633      4,239,017
                                                                 --------------
TOTAL NORWAY..........................................               77,489,371
                                                                 --------------
PORTUGAL -- (0.1%)
  #*Banco Comercial Portugues SA...................... 4,573,036      2,109,651

                                     1312

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
PORTUGAL -- (Continued)
   #Banco Espirito Santo SA............................    827,630 $  3,132,050
    Cimpor Cimentos de Portugal SA.....................    169,758    1,318,140
  #*EDP Renovaveis SA..................................    437,976    2,839,397
                                                                   ------------
TOTAL PORTUGAL.........................................               9,399,238
                                                                   ------------
SINGAPORE -- (1.1%)
    CapitaLand, Ltd....................................  4,942,000   11,882,927
    CapitaMalls Asia, Ltd..............................  1,863,000    2,218,244
   #DBS Group Holdings, Ltd............................  2,081,557   26,824,599
    Fraser & Neave, Ltd................................  1,620,450    8,065,588
    Golden Agri-Resources, Ltd......................... 13,950,000    8,437,232
   #Neptune Orient Lines, Ltd..........................  1,079,004    1,287,701
    Oversea-Chinese Banking Corp., Ltd.................      3,224       26,590
   #Overseas Union Enterprise, Ltd.....................    405,000      970,619
   #Singapore Airlines, Ltd............................  1,585,600   18,668,462
    Singapore Land, Ltd................................    532,000    3,072,395
    United Industrial Corp., Ltd.......................  2,155,000    5,095,188
   #UOL Group, Ltd.....................................  1,376,600    5,890,371
    Venture Corp., Ltd.................................    307,000    2,009,184
    Wheelock Properties, Ltd...........................    870,000    1,338,589
                                                                   ------------
TOTAL SINGAPORE........................................              95,787,689
                                                                   ------------
SPAIN -- (2.7%)
   #Acciona SA.........................................    114,419   11,833,054
    Banco Bilbao Vizcaya Argentaria SA.................    399,320    4,182,889
   #Banco de Sabadell SA...............................  4,324,542   16,167,520
   #Banco Espanol de Credito SA........................    400,117    3,034,022
   #Banco Popular Espanol SA...........................  3,740,123   19,319,966
   #Banco Santander SA.................................  3,982,035   41,912,243
   #Banco Santander SA Sponsored ADR...................  1,261,600   12,880,936
    CaixaBank SA.......................................  2,389,809   13,803,032
   *CaixaBank SA Issue 11..............................     25,697      148,914
    Cia Espanola de Petroleos SA.......................     15,456      621,922
  #*Fomento de Construcciones y Contratas SA...........     41,871    1,148,725
    Gas Natural SDG SA.................................  1,165,796   23,436,515
   *Iberdrola SA.......................................    904,969    7,353,510
   #Repsol YPF SA......................................    938,894   29,611,068
    Repsol YPF SA Sponsored ADR........................  1,432,181   45,056,414
                                                                   ------------
TOTAL SPAIN............................................             230,510,730
                                                                   ------------
SWEDEN -- (2.2%)
    Boliden AB.........................................    232,476    4,017,918
    Holmen AB Series A.................................      6,300      204,641
    Nordea Bank AB.....................................  4,040,284   42,972,566
    Skandinaviska Enskilda Banken AB Series A..........  3,019,960   22,983,308
    Skandinaviska Enskilda Banken AB Series C..........     12,151       90,382
   #SSAB AB Series A...................................    507,586    6,826,145
    SSAB AB Series B...................................    233,785    2,770,035
    Svenska Cellulosa AB...............................     61,106      905,006
    Svenska Cellulosa AB Series B......................  1,586,671   23,100,474
    Swedbank AB Series A...............................  1,322,591   23,159,951
    Tele2 AB Series B..................................    537,454   11,429,435
    Telefonaktiebolaget LM Ericsson AB.................    350,678    4,404,750
    Telefonaktiebolaget LM Ericsson AB Series A........      7,378       90,601
    Telefonaktiebolaget LM Ericsson AB Sponsored ADR...    952,162   11,902,025
    TeliaSonera AB.....................................  3,805,275   29,099,722
    Volvo AB Series A..................................    427,286    6,887,091
                                                                   ------------
TOTAL SWEDEN...........................................             190,844,050
                                                                   ------------

                                     1313

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
 SWITZERLAND -- (4.7%)
    #Adecco SA.......................................    351,751 $   21,137,512
    #Alpiq Holding AG................................        883        301,939
     Baloise Holding AG..............................    200,163     19,911,124
     Banque Cantonale Vaudoise AG....................        988        627,219
     Compagnie Financiere Richemont SA Series A......    121,191      7,827,044
     Credit Suisse Group AG..........................    165,279      5,942,197
    #Credit Suisse Group AG Sponsored ADR............    805,990     28,967,281
     Givaudan SA.....................................     14,257     15,611,092
     Holcim, Ltd.....................................    886,165     60,760,300
    #Lonza Group AG..................................     10,691        910,559
     Novartis AG.....................................     16,632      1,019,576
     Novartis AG ADR.................................    512,259     31,350,251
    *PSP Swiss Property AG...........................     95,780      9,695,442
     St. Galler Kantonalbank AG......................      3,804      2,141,985
     Swiss Life Holding AG...........................    123,557     18,346,452
    *Swiss Re, Ltd...................................  1,108,107     62,385,136
    *UBS AG..........................................  2,374,731     39,203,371
     Zurich Financial Services AG....................    322,634     76,723,171
                                                                 --------------
 TOTAL SWITZERLAND...................................               402,861,651
                                                                 --------------
 UNITED KINGDOM -- (15.2%)
     Anglo American P.L.C............................      2,379        112,604
     Associated British Foods P.L.C..................  1,471,236     25,795,619
     Aviva P.L.C.....................................  7,470,381     48,650,440
     Barclays P.L.C..................................  3,782,077     13,824,942
    #Barclays P.L.C. Sponsored ADR...................  4,180,831     60,872,899
     BP P.L.C. Sponsored ADR.........................  1,338,870     60,838,253
     Carnival P.L.C..................................    658,867     22,765,765
    #Carnival P.L.C. ADR.............................    241,674      8,361,920
    *International Consolidated Airlines Group SA....  3,077,641     11,951,463
     International Power P.L.C.......................  6,483,180     32,450,178
     Investec P.L.C..................................    458,970      3,605,820
     Kazakhmys P.L.C.................................    690,345     15,165,401
     Kingfisher P.L.C................................ 10,285,817     42,479,211
     Legal & General Group P.L.C.....................  9,022,792     16,533,830
    *Lloyds Banking Group P.L.C...................... 17,699,215     12,502,837
    *Lloyds Banking Group P.L.C. Sponsored ADR.......  2,857,128      7,942,816
     Mondi P.L.C.....................................  1,450,865     14,192,751
     Old Mutual P.L.C................................ 12,263,991     25,446,766
     Pearson P.L.C. Sponsored ADR....................  1,734,559     33,043,349
    *Resolution, Ltd.................................  2,273,855     10,280,164
     Rexam P.L.C.....................................  4,277,874     25,993,094
    *Royal Bank of Scotland Group P.L.C.............. 25,472,483     14,780,223
   #*Royal Bank of Scotland Group P.L.C. Sponsored
     ADR.............................................    377,000      4,354,350
    #Royal Dutch Shell P.L.C. ADR....................  3,323,210    244,754,416
     Royal Dutch Shell P.L.C. Series B...............    128,375      4,700,515
     RSA Insurance Group P.L.C.......................  5,305,189     11,408,362
     Sainsbury (J.) P.L.C............................  5,529,939     27,536,635
     Vodafone Group P.L.C............................ 34,976,333     98,182,505
     Vodafone Group P.L.C. Sponsored ADR.............  8,700,738    244,490,738
     William Morrison Supermarkets P.L.C.............  8,127,143     38,712,351
     Wolseley P.L.C..................................    889,796     26,415,981
     WPP P.L.C.......................................  1,260,953     14,291,026
     WPP P.L.C. Sponsored ADR........................     38,003      2,150,590
     Xstrata P.L.C...................................  3,843,909     81,285,216
                                                                 --------------
 TOTAL UNITED KINGDOM................................             1,305,873,030
                                                                 --------------
 TOTAL COMMON STOCKS.................................             7,661,722,886
                                                                 --------------

                                     1314

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                      SHARES        VALUE++
                                                    ------------ --------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
   *Banco Popular Espanol SA Rights 04/27/11.......           69 $            5
   *Banco Popular Espanol SA Rights 07/11/11.......    3,740,123        231,091
                                                                 --------------
TOTAL SPAIN........................................                     231,096
                                                                 --------------
TOTAL RIGHTS/WARRANTS..............................                     231,096
                                                                 --------------

                                                       FACE
                                                      AMOUNT        VALUE+
                                                    ------------ --------------
                                                       (000)
TEMPORARY CASH INVESTMENTS -- (0.5%)
    Repurchase Agreement, PNC Capital Markets,
      Inc. 0.05%, 08/01/11 (Collateralized by
      $42,920,000 FNMA 2.24%, 07/06/15, valued at
      $43,993,000) to be repurchased at
      $43,339,181.................................. $     43,339     43,339,000
                                                                 --------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                    ------------
                                                       (000)
SECURITIES LENDING COLLATERAL -- (10.0%)
(S)@DFA Short Term Investment Fund.................  852,960,471    852,960,471
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.20%, 08/01/11
     (Collateralized by $50,795,500 U.S. Treasury
     Note 0.750%, 06/15/14, valued at $705,665)##
     to be repurchased at $691,840................. $        692        691,828
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL................                 853,652,299
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $7,011,237,948)^^.........................              $8,558,945,281
                                                                 ==============

                                     1315

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                             VALUATION INPUTS
                           ----------------------------------------------------
                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
Common Stocks
    Australia............. $   14,905,915 $  392,869,757   --    $  407,775,672
    Austria...............             --     32,049,049   --        32,049,049
    Belgium...............      3,836,308     71,372,623   --        75,208,931
    Canada................    961,856,082             --   --       961,856,082
    Denmark...............             --     99,118,514   --        99,118,514
    Finland...............      1,856,004     53,221,592   --        55,077,596
    France................     32,638,998    662,849,096   --       695,488,094
    Germany...............    108,128,304    618,122,389   --       726,250,693
    Greece................        811,191      5,636,957   --         6,448,148
    Hong Kong.............             --    134,542,064   --       134,542,064
    Ireland...............      5,153,579     10,551,837   --        15,705,416
    Israel................      5,269,843     36,965,153   --        42,234,996
    Italy.................     23,431,250     88,708,305   --       112,139,555
    Japan.................    135,233,453  1,583,482,736   --     1,718,716,189
    Malaysia..............             --             --   --                --
    Netherlands...........     17,080,868    243,239,586   --       260,320,454
    New Zealand...........             --      6,025,674   --         6,025,674
    Norway................        422,894     77,066,477   --        77,489,371
    Portugal..............             --      9,399,238   --         9,399,238
    Singapore.............             --     95,787,689   --        95,787,689
    Spain.................     99,849,593    130,661,137   --       230,510,730
    Sweden................     11,902,025    178,942,025   --       190,844,050
    Switzerland...........    122,702,668    280,158,983   --       402,861,651
    United Kingdom........    666,809,331    639,063,699   --     1,305,873,030
Rights/Warrants
    Spain.................        231,096             --   --           231,096
Temporary Cash Investments             --     43,339,000   --        43,339,000
Securities Lending
  Collateral..............             --    853,652,299   --       853,652,299
                           -------------- --------------   --    --------------
TOTAL..................... $2,212,119,402 $6,346,825,879   --    $8,558,945,281
                           ============== ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                                     1316

                       THE JAPANESE SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                            SHARES    VALUE++
                                                           --------- ----------
COMMON STOCKS -- (89.1%)
Consumer Discretionary -- (21.0%)
    Accordia Golf Co., Ltd................................     4,489 $3,355,587
    Aeon Fantasy Co., Ltd.................................    57,832    845,659
    Ahresty Corp..........................................    11,900    101,544
   #Aichi Machine Industry Co., Ltd.......................   294,000  1,140,139
   #Aigan Co., Ltd........................................    61,600    332,668
    Aisan Industry Co., Ltd...............................   132,800  1,320,482
   #Akebono Brake Industry Co., Ltd.......................   326,700  1,818,028
    Alpen Co., Ltd........................................    70,600  1,220,976
    Alpha Corp............................................    30,200    378,095
    Alpine Electronics, Inc...............................   206,300  3,080,677
    Amiyaki Tei Co., Ltd..................................       235    689,169
    Amuse, Inc............................................    29,999    354,303
  #*Anrakutei Co., Ltd....................................    50,000    270,996
    AOI Advertising Promotion, Inc........................    39,000    225,310
    AOKI Holdings, Inc....................................    97,100  1,594,045
    Aoyama Trading Co., Ltd...............................   250,500  4,370,274
    Arc Land Sakamoto Co., Ltd............................    14,600    261,945
    Arnest One Corp.......................................   183,900  2,128,014
   #Asahi Co., Ltd........................................    35,100    724,477
   *Asahi Tec Corp........................................ 1,772,000    577,800
   #ASATSU-DK, Inc........................................   120,400  3,319,743
   *Ashimori Industry Co., Ltd............................    10,000     14,606
    ASKUL Corp............................................    75,200  1,133,126
    Asti Corp.............................................    46,000    137,324
  #*Atom Corp.............................................   170,700    596,260
    Atsugi Co., Ltd.......................................   750,000    953,008
    Autobacs Seven Co., Ltd...............................   100,400  4,519,962
    Avex Group Holdings, Inc..............................   152,900  2,075,044
    Bals Corp.............................................       147    131,711
    Belluna Co., Ltd......................................     6,950     48,172
   *Best Denki Co., Ltd...................................   234,500    734,392
   #Bic Camera, Inc.......................................     2,531  1,462,764
   #Bookoff Corp..........................................    33,200    310,488
    Calsonic Kansei Corp..................................   617,000  4,024,743
   #Can Do Co., Ltd.......................................       198    193,084
   *Carchs Holdings Co., Ltd..............................   707,200    264,882
  #*CHI Group Co., Ltd....................................     8,500     23,433
    Chiyoda Co., Ltd......................................   120,900  1,993,673
    Chofu Seisakusho Co., Ltd.............................    88,800  2,314,215
    Chori Co., Ltd........................................   658,000    820,300
    Chuo Spring Co., Ltd..................................   202,000    755,186
  #*Clarion Co., Ltd......................................   496,000  1,070,995
    Cleanup Corp..........................................   110,600    707,778
   #Colowide Co., Ltd.....................................   210,950  1,322,088
    Corona Corp...........................................    76,200    866,616
    Cross Plus, Inc.......................................    22,000    211,505
    Daido Metal Co., Ltd..................................   144,000  1,542,693
   #Daidoh, Ltd...........................................   113,600  1,172,429
  #*Daiei, Inc. (The).....................................   379,250  1,429,613
    Daikoku Denki Co., Ltd................................    36,900    359,345
    Daimaruenawin Co., Ltd................................       400      2,911
    Dainichi Co., Ltd.....................................    54,900    508,585
   #Daisyo Corp...........................................    54,300    672,118
   #DCM Holdings Co., Ltd.................................   350,600  2,663,365
    Descente, Ltd.........................................   231,000  1,306,722
   #Doshisha Co., Ltd.....................................    54,800  1,473,108
    Doutor Nichires Holdings Co., Ltd.....................   140,986  1,872,926
    Dynic Corp............................................   127,000    228,765

                                     1317

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Discretionary -- (Continued)
    Eagle Industry Co., Ltd...............................   108,000 $1,563,286
   #Edion Corp............................................   300,500  3,118,331
    Exedy Corp............................................   119,700  4,522,843
   *F&A Aqua Holdings, Inc................................    60,638    623,531
    FCC Co., Ltd..........................................   132,600  3,183,093
    Fine Sinter Co., Ltd..................................    49,000    158,959
    Foster Electric Co., Ltd..............................    86,500  1,445,530
    France Bed Holdings Co., Ltd..........................   750,000    970,186
   #F-Tech, Inc...........................................    20,100    319,701
   #Fuji Co., Ltd.........................................    97,000  2,166,505
    Fuji Corp., Ltd.......................................   102,300    520,064
  #*Fuji Kiko Co., Ltd....................................   148,000    615,046
    Fuji Kyuko Co., Ltd...................................   311,000  1,714,224
    Fuji Oozx, Inc........................................     6,000     27,728
   #Fujibo Holdings, Inc..................................   155,000    388,962
    Fujikura Rubber, Ltd..................................    72,900    314,493
    Fujita Kanko, Inc.....................................   394,100  1,417,227
   #Fujitsu General, Ltd..................................   285,000  2,409,411
   #Funai Electric Co., Ltd...............................    84,200  2,186,959
   #Furukawa Battery Co., Ltd.............................    71,000    472,882
    Futaba Industrial Co., Ltd............................   163,800  1,306,586
    G-7 Holdings, Inc.....................................    29,200    149,718
   *Gajoen Kanko Co.......................................    37,000         --
    Gakken Holdings Co., Ltd..............................   322,000    702,876
   #Genki Sushi Co., Ltd..................................    19,200    234,716
   #GEO Co., Ltd..........................................     1,351  1,747,644
   #GLOBERIDE, Inc........................................   463,000    505,435
    Goldwin, Inc..........................................   175,000    600,755
    Gourmet Kineya Co., Ltd...............................    67,000    391,509
  #*GSI Creos Corp........................................   194,000    291,919
    Gulliver International Co., Ltd.......................    19,820    959,819
    Gunze, Ltd............................................   758,000  2,837,891
   #H2O Retailing Corp....................................   387,000  2,956,387
   *Hagihara Industries, Inc..............................     1,900     31,721
    Hakuyosha Co., Ltd....................................    88,000    228,091
    Happinet Corp.........................................    36,100    456,206
    Haruyama Trading Co., Ltd.............................    47,900    279,085
   *Haseko Corp........................................... 5,986,000  4,879,697
    Heiwa Corp............................................   157,800  2,562,373
    Hiday Hidaka Corp.....................................    20,800    337,666
    Hikari Tsushin, Inc...................................    95,800  2,353,263
    Himaraya Co., Ltd.....................................    35,900    280,386
    HIS Co., Ltd..........................................   101,800  2,865,003
    Hitachi Koki Co., Ltd.................................   200,900  1,831,516
   #Honeys Co., Ltd.......................................    29,000    329,850
    Horipro, Inc..........................................    41,800    382,429
    I Metal Technology Co., Ltd...........................   142,000    349,996
    Ichibanya Co., Ltd....................................    16,100    511,026
    Ichikawa Co., Ltd.....................................    63,000    136,141
   #Ichikoh Industries, Ltd...............................   285,000    679,317
   #Ikyu Corp.............................................       504    255,359
   #Imasen Electric Industrial Co., Ltd...................    54,400    882,952
    Imperial Hotel, Ltd...................................    10,900    276,841
   *Impress Holdings, Inc.................................   110,400    162,788
    Intage, Inc...........................................    14,000    304,824
    Ishizuka Glass Co., Ltd...............................   109,000    226,621
   *Izuhakone Railway Co., Ltd............................       300     21,043
    Izumi Co., Ltd........................................    85,200  1,295,467
   *Izutsuya Co., Ltd.....................................   350,000    221,698
  #*Janome Sewing Machine Co., Ltd........................   242,000    206,562
    Japan Vilene Co., Ltd.................................   139,000    650,812

                                     1318

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
Consumer Discretionary -- (Continued)
    Japan Wool Textile Co., Ltd. (The)...................... 310,000 $2,753,689
  #*Jeans Mate Corp.........................................  30,308     82,612
    Jidosha Buhin Kogyo Co., Ltd............................  79,000    488,052
   *Joban Kosan Co., Ltd.................................... 221,000    234,068
   #Joshin Denki Co., Ltd................................... 205,000  2,344,156
    Juntendo Co., Ltd.......................................  31,000     50,337
  #*JVC Kenwood Holdings, Inc............................... 465,230  2,635,588
    Kabuki-Za Co., Ltd......................................  39,000  1,918,715
   #Kadokawa Holdings, Inc..................................  88,600  3,162,036
    Kanto Auto Works, Ltd................................... 168,000  1,688,199
   #Kappa Create Co., Ltd...................................  51,300  1,161,245
    Kasai Kogyo Co., Ltd.................................... 118,000    909,423
   #Kawai Musical Instruments Manufacturing Co., Ltd........ 256,000    570,331
  #*Kawashima Selkon Textiles Co., Ltd...................... 323,000    282,974
   #Keihin Corp............................................. 151,800  3,386,810
   #Keiyo Co., Ltd.......................................... 173,500  1,079,694
   #Kentucky Fried Chicken Japan, Ltd.......................  78,000  2,065,747
    Kimoto Co., Ltd.........................................  34,600    316,551
  #*Kinki Nippon Tourist Co., Ltd........................... 153,000    200,804
   #Kinugawa Rubber Industrial Co., Ltd..................... 198,000  1,627,753
   #Kisoji Co., Ltd.........................................  85,300  1,582,733
    Koekisha Co., Ltd.......................................  13,600    216,193
   #Kohnan Shoji Co., Ltd...................................  96,800  1,924,130
   #Kojima Co., Ltd......................................... 109,700    776,824
    Komatsu Seiren Co., Ltd................................. 145,000    678,828
    Komeri Co., Ltd......................................... 125,600  3,749,133
   *Konaka Co., Ltd......................................... 102,060    468,533
   #Kourakuen Corp..........................................  16,200    237,822
    K's Holdings Corp.......................................  89,527  4,187,844
    KU Holdings Co., Ltd....................................  68,200    331,588
   #Kura Corp...............................................  54,800    739,082
    Kurabo Industries, Ltd.................................. 897,000  1,792,626
    Kuraudia Co., Ltd.......................................   5,700     89,253
    Kuroganeya Co., Ltd.....................................  14,000     57,421
    KYB Co., Ltd............................................ 633,000  5,158,626
   #Kyoritsu Maintenance Co., Ltd...........................  46,160    753,379
    Kyoto Kimono Yuzen Co., Ltd.............................  55,700    638,447
    Kyowa Leather Cloth Co., Ltd............................  71,700    261,464
  #*Laox Co., Ltd........................................... 342,000    217,157
    LEC, Inc................................................     900     16,387
  #*Look, Inc............................................... 159,000    396,438
    Mamiya-Op Co., Ltd...................................... 285,000    339,900
    Marche Corp.............................................  23,000    209,647
    Mars Engineering Corp...................................  43,600    726,774
  #*Maruei Department Store Co., Ltd........................ 142,000    162,415
    Maruzen Co., Ltd........................................  46,000    314,916
  #*Matsuya Co., Ltd........................................ 158,400    948,025
    Matsuya Foods Co., Ltd..................................  46,900    908,193
   #Megane TOP Co., Ltd.....................................  46,400    752,185
    Meiko Network Japan Co., Ltd............................  19,000    179,870
    Meiwa Estate Co., Ltd...................................  12,300     73,531
   *Meiwa Industry Co., Ltd.................................  29,000     48,409
    Mikuni Corp............................................. 108,000    287,736
   *Misawa Homes Co., Ltd...................................  99,100    744,714
    Misawa Resort Co., Ltd.................................. 180,000    345,256
   *Mitsuba Corp............................................ 152,690  1,526,752
   *Mitsui Home Co., Ltd.................................... 155,000    859,611
   #Mizuno Corp............................................. 435,000  2,020,784
   #MOS Food Services, Inc.................................. 115,300  2,284,613
    MR MAX Corp............................................. 119,000    509,859
    Murakami Corp...........................................   4,000     51,369

                                     1319

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Discretionary -- (Continued)
    Musashi Seimitsu Industry Co., Ltd....................    85,100 $2,313,209
   *Naigai Co., Ltd....................................... 2,643,000  1,269,410
   #Nexyz Corp............................................     1,920     54,251
    Nice Holdings, Inc....................................   343,000    689,808
    Nidec Copal Corp......................................    88,700  1,073,411
   #Nidec Tosok Corp......................................   109,300  1,378,985
    Nifco, Inc............................................   191,700  5,127,926
    Nihon Eslead Corp.....................................     1,700     15,534
    Nihon Tokushu Toryo Co., Ltd..........................    56,000    234,437
  #*Nippon Columbia Co., Ltd..............................   527,000    232,138
    Nippon Felt Co., Ltd..................................    67,200    339,353
  #*Nippon Piston Ring Co., Ltd...........................   277,000    649,024
    Nippon Seiki Co., Ltd.................................   168,400  1,998,924
    Nishimatsuya Chain Co., Ltd...........................   234,700  2,049,371
    Nissan Shatai Co., Ltd................................   362,023  2,990,517
  #*Nissan Tokyo Sales Holdings Co., Ltd..................   236,000    419,765
    Nissen Holdings Co., Ltd..............................   181,591  1,085,020
    Nissin Kogyo Co., Ltd.................................   151,100  2,791,153
    Nittan Valve Co., Ltd.................................    82,800    329,758
   *Nitto Kako Co., Ltd...................................    60,000     55,817
   *Noritsu Koki Co., Ltd.................................    85,400    475,988
    Omikenshi Co., Ltd....................................   127,000     92,273
    Onward Holdings Co., Ltd..............................   495,000  4,173,708
    Pacific Industrial Co., Ltd...........................   181,000    981,667
   #Pal Co., Ltd..........................................    12,550    434,552
    PanaHome Corp.........................................   398,200  2,829,071
    Parco Co., Ltd........................................   268,200  2,285,530
   #Paris Miki Holdings, Inc..............................   160,100  1,457,410
   #PGM Holdings K.K......................................     2,086  1,163,439
  #*PIA Corp..............................................    26,700    276,168
    Piolax, Inc...........................................    44,500  1,100,373
  #*Pioneer Electronic Corp...............................   981,300  5,176,447
    Plenus Co., Ltd.......................................    83,900  1,456,110
    Point, Inc............................................    66,930  2,998,749
    Press Kogyo Co., Ltd..................................   396,000  2,269,910
   *Renown, Inc...........................................    83,900    164,377
    Resorttrust, Inc......................................   139,408  2,031,577
    Rhythm Watch Co., Ltd.................................   443,000    683,175
   *Right On Co., Ltd.....................................    67,325    378,878
    Riken Corp............................................   362,000  1,774,658
   #Ringer Hut Co., Ltd...................................    72,300  1,023,390
    Riso Kyoiku Co., Ltd..................................     7,338    421,216
    Roland Corp...........................................    92,800    854,135
   #Round One Corp........................................   266,600  2,145,965
   #Royal Holdings Co., Ltd...............................   135,300  1,473,230
    Ryohin Keikaku Co., Ltd...............................    94,300  4,918,626
  #*Sagami Chain Co., Ltd.................................    77,000    463,977
   *Sagami Co., Ltd.......................................   225,000    271,087
    Saizeriya Co., Ltd....................................   145,800  2,977,245
  #*Sakai Ovex Co., Ltd...................................   205,000    335,124
    Sanden Corp...........................................   497,000  2,621,623
    Sangetsu Co., Ltd.....................................    74,025  1,898,511
    Sankyo Seiko Co., Ltd.................................    21,000     74,002
    Sanoh Industrial Co., Ltd.............................   118,600  1,123,848
   #Sanyo Housing Nagoya Co., Ltd.........................       354    374,690
    Sanyo Shokai, Ltd.....................................   421,000  1,234,097
    Scroll Corp...........................................    77,300    258,039
   #Seiko Holdings Corp...................................   477,407  1,593,239
    Seiren Co., Ltd.......................................   223,900  1,418,499
    Senshukai Co., Ltd....................................   165,200  1,120,622
   *Seven Seas Holdings Co., Ltd..........................   332,000    124,898

                                     1320

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Discretionary -- (Continued)
   #Shikibo, Ltd..........................................   521,000 $  608,452
    Shimachu Co., Ltd.....................................   187,000  4,663,413
    Shimojima Co., Ltd....................................    12,000    160,847
   *Shinyei Kaisha........................................    96,000    171,338
   #Shiroki Corp..........................................   285,000  1,066,574
    Shobunsha Publications, Inc...........................   339,400  2,533,559
   #Shochiku Co., Ltd.....................................   404,400  3,471,569
    Shoei Co., Ltd........................................     1,600     12,293
   *Showa Corp............................................   240,000  1,794,761
   #SKY Perfect JSAT Holdings, Inc........................     7,740  3,394,079
    SNT Corp..............................................    93,800    485,895
    Soft99 Corp...........................................    70,600    430,593
    Sotoh Co., Ltd........................................    49,700    514,068
    SPK Corp..............................................    16,800    289,964
    SRI Sports, Ltd.......................................     4,900     54,436
    St. Marc Holdings Co., Ltd............................    37,600  1,497,033
    Studio Alice Co., Ltd.................................    27,000    460,870
   #Suminoe Textile Co., Ltd..............................   252,000    513,129
    Sumitomo Forestry Co., Ltd............................   436,666  4,144,218
  #*SxL Corp..............................................   493,000    389,295
   #T. RAD Co., Ltd.......................................   268,000  1,252,248
   #Tac Co., Ltd..........................................    15,400     43,249
    Tachikawa Corp........................................    50,800    293,589
    Tachi-S Co., Ltd......................................   112,840  2,186,085
    Tact Home Co., Ltd....................................       201    189,712
    Taiho Kogyo Co., Ltd..................................    92,800    948,173
    Takamatsu Construction Group Co., Ltd.................    90,500  1,383,716
    Taka-Q Co., Ltd.......................................    48,000     90,961
    Take & Give Needs Co., Ltd............................     2,050    153,138
    Takihyo Co., Ltd......................................    11,000     59,541
    Tamron Co., Ltd.......................................    65,200  1,703,193
   *TASAKI & Co., Ltd.....................................   507,000    386,941
    Taya Co., Ltd.........................................     5,000     42,719
   #TBK Co., Ltd..........................................    72,000    461,822
   *TDF Corp..............................................    11,000     22,214
   #Teikoku Piston Ring Co., Ltd..........................   103,500  1,303,505
    Teikoku Sen-I Co., Ltd................................    78,000    521,637
    Telepark Corp.........................................       735  1,409,431
   *Ten Allied Co., Ltd...................................    50,000    170,482
    Tigers Polymer Corp...................................    59,000    292,162
   *Toabo Corp............................................   130,000    101,117
    Toei Co., Ltd.........................................   284,000  1,346,987
   *Tokai Kanko Co., Ltd..................................   505,999    156,542
    Tokai Rika Co., Ltd...................................    44,300    867,431
    Tokai Rubber Industries, Ltd..........................   154,200  2,232,557
   #Tokai Senko K.K.......................................   215,000    244,714
    Token Corp............................................    20,220    763,841
  #*Tokyo Dome Corp.......................................   680,200  1,368,292
   #Tokyo Individualized Educational Institute, Inc.......    93,100    188,928
    Tokyo Kaikan Co., Ltd.................................    12,000     46,232
    Tokyo Soir Co., Ltd...................................    49,000    117,065
    Tokyotokeiba Co., Ltd.................................   828,000  1,158,740
    Tokyu Recreation Co., Ltd.............................    77,000    488,203
   #Tomy Co., Ltd.........................................   297,893  2,645,875
    Topre Corp............................................   185,700  2,030,565
   #Toridoll.corp.........................................       183    272,344
    Totenko Co., Ltd......................................    57,000     97,211
    Touei Housing Corp....................................    76,040    907,004
   #Tow Co., Ltd..........................................     7,000     40,226
    Toyo Tire & Rubber Co., Ltd...........................   767,000  2,132,152
    Toyobo Co., Ltd....................................... 3,119,000  4,810,072

                                     1321

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Consumer Discretionary -- (Continued)
    TS Tech Co., Ltd....................................   185,600 $  3,542,780
   *TSI Holdings Co., Ltd...............................   281,495    1,937,941
   *Tsukamoto Co., Ltd..................................    52,000       57,037
    Tsutsumi Jewelry Co., Ltd...........................    49,300    1,253,361
    TV Asahi Corp.......................................       343      552,439
   *TV Tokyo Holdings Corp..............................     6,200       76,880
    Unipres Corp........................................   130,200    3,767,194
    United Arrows, Ltd..................................    71,300    1,444,853
  #*Unitika, Ltd........................................ 1,731,000    1,342,921
    U-Shin, Ltd.........................................    94,500      875,250
    Watabe Wedding Corp.................................    29,500      270,320
   #Watami Food Service Co., Ltd........................   104,500    2,370,234
    Xebio Co., Ltd......................................    98,000    2,321,238
   #Yamatane Corp.......................................    98,000      181,620
    Yellow Hat, Ltd.....................................    73,700      841,227
    Yokohama Reito Co., Ltd.............................   183,600    1,313,106
    Yomiuri Land Co., Ltd...............................   225,000      795,649
    Yonex Co., Ltd......................................    40,000      276,684
   #Yorozu Corp.........................................    62,500    1,598,160
    Yoshinoya Holdings Co., Ltd.........................     2,180    2,823,731
    Zenrin Co., Ltd.....................................   130,000    1,340,394
   #Zensho Co., Ltd.....................................   298,400    3,864,740
                                                                   ------------
Total Consumer Discretionary............................            374,840,761
                                                                   ------------
Consumer Staples -- (8.6%)
   *Aderans Co., Ltd....................................   120,250    1,128,206
   *Aeon Hokkaido Corp..................................   391,700    1,728,734
    Ahjikan Co., Ltd....................................    10,500      109,087
    Ain Pharmaciez, Inc.................................    39,900    1,631,965
   #Arcs Co., Ltd.......................................    80,700    1,411,741
   #Ariake Japan Co., Ltd...............................   103,700    2,117,686
    Cawachi, Ltd........................................    81,900    1,675,627
    Chubu Shiryo Co., Ltd...............................    89,000      608,153
    Chuo Gyorui Co., Ltd................................    93,000      207,887
    Circle K Sunkus Co., Ltd............................   161,900    2,680,788
    Coca-Cola Central Japan Co., Ltd....................   111,200    1,532,426
    Cocokara fine, Inc..................................    59,560    1,554,421
    Cosmos Pharmaceutical Corp..........................    34,200    1,592,866
    CVS Bay Area, Inc...................................    51,000       66,521
    Daikokutenbussan Co., Ltd...........................     4,700      159,450
   #Dr.Ci:Labo Co., Ltd.................................       532    2,883,231
    Dydo Drinco, Inc....................................    49,800    1,939,086
    Echo Trading Co., Ltd...............................    11,000      106,090
    Ensuiko Sugar Refining Co., Ltd.....................   102,000      300,500
    Ezaki Glico Co., Ltd................................     9,000      103,513
    Fancl Corp..........................................   157,700    2,132,908
  #*First Baking Co., Ltd...............................   183,000      208,774
    Fuji Oil Co., Ltd...................................   258,900    3,944,646
    Fujicco Co., Ltd....................................   116,600    1,468,804
  #*Fujiya Co., Ltd.....................................   474,000      910,669
    Hagoromo Foods Corp.................................    40,000      617,696
    Harashin Narus Holdings Co., Ltd....................    61,500      992,237
  #*Hayashikane Sangyo Co., Ltd.........................   299,000      318,136
   #Heiwado Co., Ltd....................................   152,800    2,002,227
   #Hohsui Corp.........................................   120,000      143,715
    Hokkaido Coca-Cola Bottling Co., Ltd................    87,000      440,825
    Hokuto Corp.........................................   106,700    2,444,704
    Inageya Co., Ltd....................................   175,000    2,018,016
    ITO EN, Ltd.........................................    80,800    1,474,692
    Itochu-Shokuhin Co., Ltd............................    27,400    1,022,260
   #Itoham Foods, Inc...................................   674,800    2,734,362

                                     1322

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Staples -- (Continued)
    Izumiya Co., Ltd......................................   308,000 $1,338,004
    J-Oil Mills, Inc......................................   477,000  1,439,944
   #Kameda Seika Co., Ltd.................................    70,000  1,406,351
    Kasumi Co., Ltd.......................................   203,100  1,224,367
    Kato Sangyo Co., Ltd..................................   109,300  2,306,187
   #Key Coffee, Inc.......................................    79,000  1,509,566
    Kirindo Co., Ltd......................................    28,300    186,549
    Kose Corp.............................................    83,300  2,191,442
    Kyodo Shiryo Co., Ltd.................................   330,000    407,310
   #Kyokuyo Co., Ltd......................................   370,000    878,714
   #Life Corp.............................................   183,400  3,257,546
    Lion Corp.............................................    82,000    448,544
    Mandom Corp...........................................    81,100  2,389,038
    Marudai Food Co., Ltd.................................   465,000  1,595,100
   #Maruetsu, Inc. (The)..................................   375,000  1,388,524
    Maruha Nichiro Holdings, Inc.......................... 1,719,069  3,010,639
   *Maruya Co., Ltd.......................................     7,400     14,861
   *Matsumotokiyoshi Holdings Co., Ltd....................   110,500  2,346,425
   *Maxvalu Tohok Co., Ltd................................    18,200    143,082
    Maxvalu Tokai Co., Ltd................................    57,500    786,539
   #Megmilk Snow Brand Co., Ltd...........................   194,300  3,616,484
    Meito Sangyo Co., Ltd.................................    53,600    718,818
    Mikuni Coca-Cola Bottling Co., Ltd....................   171,600  1,549,606
    Milbon Co., Ltd.......................................    49,014  1,564,126
    Ministop Co., Ltd.....................................    70,200  1,323,908
    Mitsubishi Shokuhin Co., Ltd..........................    87,800  2,045,071
    Mitsui Sugar Co., Ltd.................................   453,850  2,158,389
    Miyoshi Oil & Fat Co., Ltd............................   261,000    378,772
    Morinaga & Co., Ltd...................................   933,000  2,266,140
    Morinaga Milk Industry Co., Ltd.......................   886,000  3,945,402
    Morishita Jinton Co., Ltd.............................    47,800    195,325
   #Morozoff, Ltd.........................................   108,000    369,907
    Nagatanien Co., Ltd...................................   115,000  1,214,188
    Nakamuraya Co., Ltd...................................   203,000  1,013,377
    Nichimo Co., Ltd......................................   112,000    210,185
    Nichirei Corp.........................................   985,000  4,361,357
   #Nihon Chouzai Co., Ltd................................    20,300    811,170
    Niitaka Co., Ltd......................................     7,260     83,665
    Nippon Beet Sugar Manufacturing Co., Ltd..............   543,000  1,245,503
    Nippon Flour Mills Co., Ltd...........................   557,000  2,640,565
  #*Nippon Formula Feed Manufacturing Co., Ltd............   267,000    387,978
    Nippon Suisan Kaisha, Ltd.............................   936,700  3,388,033
    Nisshin Oillio Group, Ltd. (The)......................   550,000  2,629,858
    Nissin Sugar Manufacturing Co., Ltd...................   149,000    353,588
    Nitto Flour Milling Co., Ltd..........................    64,000    243,938
   *Noevir Holdings Co., Ltd..............................     5,900     69,051
    Oenon Holdings, Inc...................................   247,000    595,505
   #Oie Sangyo Co., Ltd...................................    20,900    215,699
    Okuwa Co., Ltd........................................   115,000  1,360,498
    Olympic Corp..........................................    64,900    488,814
    Pietro Co., Ltd.......................................    10,300    113,234
   #Pigeon Corp...........................................    72,300  2,775,966
    Poplar Co., Ltd.......................................    25,760    147,460
    Prima Meat Packers, Ltd...............................   671,000    896,903
   #Riken Vitamin Co., Ltd................................    79,200  2,212,698
    Rock Field Co., Ltd...................................    47,000    766,313
    S Foods, Inc..........................................    73,762    631,450
    Sakata Seed Corp......................................   164,600  2,383,955
    San-A Co., Ltd........................................    22,500    916,188
  #*Sapporo Holdings, Ltd.................................   507,000  2,111,656
    Shoei Foods Corp......................................    44,000    299,593

                                     1323

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
Consumer Staples -- (Continued)
    Showa Sangyo Co., Ltd................................. 524,000 $  1,661,443
    Sogo Medical Co., Ltd.................................  23,000      822,702
    Sonton Food Industry Co., Ltd.........................  43,000      391,387
    Starzen Co., Ltd...................................... 279,000      872,121
   *Sugi Holdings Co., Ltd................................ 129,700    3,665,208
    Takara Holdings, Inc.................................. 714,000    3,930,605
    Three F Co., Ltd......................................  17,700      120,570
   #Tobu Store Co., Ltd................................... 205,000      679,607
   #Toho Co., Ltd./Kobe................................... 158,000      625,642
   #Tohto Suisan Co., Ltd................................. 120,000      214,581
   #Torigoe Co., Ltd. (The)...............................  84,500      750,148
    Toyo Sugar Refining Co., Ltd.......................... 157,000      204,757
    Tsukiji Uoichiba Co., Ltd.............................  16,000       20,574
    Tsuruha Holdings, Inc.................................  64,600    3,324,222
  #*Unicafe, Inc..........................................  15,060       70,411
    Uoriki Co., Ltd.......................................     400        5,115
    Valor Co., Ltd........................................ 175,400    2,857,460
    Warabeya Nichiyo Co., Ltd.............................  51,360      625,115
   #Yaizu Suisankagaku Industry Co., Ltd..................  41,000      422,160
    Yaoko Co., Ltd........................................  40,800    1,344,451
    Yomeishu Seizo Co., Ltd............................... 100,000      950,467
    Yonekyu Corp.......................................... 100,000      773,510
    Yuasa Funashoku Co., Ltd.............................. 112,000      284,876
   #Yukiguni Maitake Co., Ltd............................. 101,856      580,549
    Yutaka Foods Corp.....................................   6,000      111,834
                                                                   ------------
Total Consumer Staples....................................          154,691,232
                                                                   ------------
Energy -- (1.0%)
    AOC Holdings, Inc..................................... 154,800    1,193,440
    BP Castrol K.K........................................  66,500      287,059
  #*Fuji Kosan Co., Ltd................................... 264,000      246,099
    Itochu Enex Co., Ltd.................................. 302,200    1,803,330
   #Japan Drilling Co., Ltd...............................  16,300      628,334
    Japan Oil Transportation Co., Ltd.....................  79,000      203,999
    Kanto Natural Gas Development Co., Ltd................ 155,000      951,930
   #Kyoei Tanker Co., Ltd................................. 111,000      216,282
    Mitsuuroko Co., Ltd................................... 166,300      992,569
   #Modec, Inc............................................  80,500    1,482,812
   #Nippon Gas Co., Ltd................................... 148,900    2,086,926
   #Nippon Seiro Co., Ltd.................................  64,000      272,865
    Sala Corp............................................. 128,500      715,868
    San-Ai Oil Co., Ltd................................... 273,000    1,539,821
    Shinko Plantech Co., Ltd.............................. 164,000    1,925,493
    Sinanen Co., Ltd...................................... 251,000    1,099,449
    Toa Oil Co., Ltd...................................... 337,000      459,243
    Toyo Kanetsu K.K...................................... 507,000    1,312,875
                                                                   ------------
Total Energy..............................................           17,418,394
                                                                   ------------
Financials -- (9.5%)
    Aichi Bank, Ltd. (The)................................  37,700    2,064,347
    Airport Facilities Co., Ltd........................... 120,570      486,217
    Akita Bank, Ltd. (The)................................ 785,400    2,394,478
    Aomori Bank, Ltd. (The)............................... 819,000    2,633,856
    Asax Co., Ltd.........................................      17       25,363
   #Awa Bank, Ltd. (The).................................. 491,000    3,192,562
    Bank of Iwate, Ltd. (The).............................  66,700    2,721,861
    Bank of Kochi, Ltd. (The).............................   2,000        2,153
    Bank of Nagoya, Ltd. (The)............................ 611,297    1,917,786
    Bank of Okinawa, Ltd. (The)...........................  92,500    4,336,384
    Bank of Saga, Ltd. (The).............................. 624,000    1,603,125
    Bank of the Ryukyus, Ltd.............................. 135,480    1,776,440

                                     1324

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
Financials -- (Continued)
    Century Tokyo Leasing Corp............................   254,990 $4,917,719
   *Chiba Kogyo Bank, Ltd. (The)..........................   180,300  1,051,127
    Chukyo Bank, Ltd. (The)...............................   675,000  1,674,991
    Daibiru Corp..........................................   209,700  1,560,567
    Daiko Clearing Services Corp..........................    49,700    179,369
   *Daikyo, Inc........................................... 1,287,000  2,491,635
    Daisan Bank, Ltd. (The)...............................   621,000  1,466,596
    Daishi Bank, Ltd. (The)............................... 1,358,000  4,138,955
    Daito Bank, Ltd. (The)................................   485,000    320,780
    Ehime Bank, Ltd. (The)................................   641,000  1,884,259
    Eighteenth Bank, Ltd. (The)...........................   689,000  1,867,650
   *FIDEA Holdings Co., Ltd...............................   226,100    581,400
    Fukui Bank, Ltd. (The)................................   911,000  2,672,869
    Fukushima Bank, Ltd...................................   836,000    432,672
    Fuyo General Lease Co., Ltd...........................    84,500  2,994,429
    Goldcrest Co., Ltd....................................    73,070  1,716,074
   *Heiwa Real Estate Co., Ltd............................   358,000    825,344
    Higashi-Nippon Bank, Ltd..............................   659,000  1,415,530
    Higo Bank, Ltd. (The).................................   656,000  3,704,156
    Hitachi Capital Corp..................................     4,500     66,135
    Hokkoku Bank, Ltd. (The)..............................   982,000  3,452,964
    Hokuetsu Bank, Ltd. (The).............................   920,000  1,965,717
   #Hulic Co., Ltd........................................    80,800    858,394
    Hyakugo Bank, Ltd. (The).............................. 1,045,609  4,141,718
   *Hyakujishi Bank, Ltd. (The)........................... 1,022,000  3,723,296
    IBJ Leasing Co., Ltd..................................    85,800  2,106,992
    Ichiyoshi Securities Co., Ltd.........................   165,800    938,981
    Iida Home Max Co., Ltd................................    63,800    584,012
    Iwai Cosmo Holdings, Inc..............................    17,200     83,346
  #*Japan Asia Investment Co., Ltd........................   281,000    302,212
    Juroku Bank, Ltd...................................... 1,326,000  4,152,150
   #kabu.com Securities Co., Ltd..........................   328,200  1,034,779
    Kagoshima Bank, Ltd. (The)............................   457,000  3,097,350
    Keihanshin Real Estate Co., Ltd.......................    26,000    124,940
    Keiyo Bank, Ltd. (The)................................   305,000  1,607,753
   *Kenedix, Inc..........................................     9,531  1,860,457
    Kirayaka Bank, Ltd....................................    98,000     96,389
    Kita-Nippon Bank, Ltd. (The)..........................    29,706    710,490
    Kiyo Holdings, Inc.................................... 2,601,900  3,681,573
    Kobayashi Yoko Co., Ltd...............................   231,600    586,022
  #*Kosei Securities Co., Ltd.............................   285,000    258,916
   *Kyokuto Securities Co., Ltd...........................    58,400    436,590
  #*Leopalace21 Corp......................................   420,685    609,854
    Marusan Securities Co., Ltd...........................   280,800  1,264,295
  #*Matsui Securities Co., Ltd............................   431,100  2,158,475
    Michinoku Bank, Ltd. (The)............................   524,000  1,048,628
    Mie Bank, Ltd. (The)..................................    76,000    191,216
    Minato Bank, Ltd. (The)............................... 1,063,000  2,129,923
    Mito Securities Co., Ltd..............................   254,000    365,394
    Miyazaki Bank, Ltd. (The).............................   582,000  1,349,645
    Mizuho Investors Securities Co., Ltd.................. 1,650,500  1,536,803
   #Monex Group, Inc......................................     7,893  1,634,546
    Musashino Bank, Ltd...................................   130,300  4,591,327
    Nagano Bank, Ltd. (The)...............................   314,000    680,610
    Nanto Bank, Ltd. (The)................................   280,000  1,487,640
   *New Real Property K.K.................................    43,900         --
  #*NIS Group Co., Ltd.................................... 1,015,125     92,864
    Nisshin Fudosan Co., Ltd..............................    95,000    592,132
    Ogaki Kyoritsu Bank, Ltd. (The)....................... 1,312,000  4,171,014
    Oita Bank, Ltd. (The).................................   676,900  2,028,150
    Okasan Securities Group, Inc..........................   795,000  2,872,128

                                     1325

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
Financials -- (Continued)
    Ricoh Leasing Co., Ltd................................  78,500 $  1,885,827
    San-in Godo Bank, Ltd. (The).......................... 592,000    4,597,042
    Sankei Building Co., Ltd.............................. 173,500      999,800
    Shiga Bank, Ltd....................................... 175,000    1,025,473
    Shikoku Bank, Ltd..................................... 799,000    2,554,389
   #Shimizu Bank, Ltd.....................................  33,900    1,276,329
    Sumitomo Real Estate Sales Co., Ltd...................  36,340    1,676,915
   *Sun Frontier Fudousan Co., Ltd........................     208       21,731
  #*Taiko Bank, Ltd. (The)................................  20,000       65,745
  #*Takagi Securities Co., Ltd............................ 206,000      227,031
    TOC Co., Ltd.......................................... 435,250    1,926,709
    Tochigi Bank, Ltd..................................... 443,000    1,684,314
    Toho Bank, Ltd........................................ 915,200    2,198,625
    Toho Real Estate Co., Ltd............................. 140,700      757,901
    Tohoku Bank, Ltd. (The)............................... 389,000      596,659
    Tokai Tokyo Financial Holdings, Inc................... 997,000    3,036,885
    Tokyo Rakutenchi Co., Ltd............................. 218,000      766,762
    Tokyo Tatemono Co., Ltd............................... 948,000    3,870,335
    Tokyo Tatemono Real Estate Sales Co., Ltd.............   7,000       21,424
   #Tokyo Theatres Co., Inc............................... 290,000      387,630
    Tokyo Tomin Bank, Ltd................................. 127,000    1,711,817
   #Tokyu Livable, Inc.................................... 103,200    1,009,697
    Tomato Bank, Ltd...................................... 397,000      725,470
    TOMONY Holdings, Inc.................................. 609,150    2,636,684
   #Tosei Corp............................................     316       96,357
    Tottori Bank, Ltd..................................... 328,000      671,117
    Towa Bank, Ltd........................................ 951,000    1,184,007
    Toyo Securities Co., Ltd.............................. 327,000      550,571
   #Tsukuba Bank, Ltd..................................... 208,400      662,354
   *Yachiyo Bank, Ltd. (The)..............................  24,700      738,491
    Yamagata Bank, Ltd.................................... 624,500    2,986,856
    Yamanashi Chuo Bank, Ltd.............................. 636,000    2,684,903
                                                                   ------------
Total Financials..........................................          168,962,364
                                                                   ------------
Health Care -- (4.1%)
    As One Corp...........................................  71,668    1,518,588
   *Asia Alliance Holdings Co., Ltd.......................  16,700        3,044
    ASKA Pharmaceutical Co., Ltd.......................... 101,000      741,565
    BML, Inc..............................................  41,500    1,112,340
   #CMIC Co., Ltd.........................................  17,500      316,256
    Create Medic Co., Ltd.................................  28,000      288,937
    Eiken Chemical Co., Ltd...............................  74,800      990,637
    EPS Co., Ltd..........................................     195      458,468
    FALCO SD HOLDINGS Co., Ltd............................  34,300      355,607
    Fuso Pharmaceutical Industries, Ltd................... 320,000      913,535
    Hitachi Medical Corp..................................  85,000    1,093,712
    Hogy Medical Co., Ltd.................................  49,000    2,194,845
    Iwaki & Co., Ltd......................................  55,000      149,201
    Japan Medical Dynamic Marketing, Inc..................  44,900      103,089
    Jeol, Ltd............................................. 273,000      868,894
    JMS Co., Ltd.......................................... 126,000      452,638
    Kaken Pharmaceutical Co., Ltd......................... 353,000    4,989,963
    Kawanishi Holdings, Ltd...............................   7,400       76,744
    Kawasumi Laboratories, Inc............................  45,000      311,819
    Kissei Pharmaceutical Co., Ltd........................ 106,300    2,055,801
    KYORIN Holdings, Inc.................................. 205,000    4,275,130
   #M3, Inc...............................................     437    3,944,590
    Mochida Pharmaceutical Co., Ltd....................... 281,000    3,002,554
    Nagaileben Co., Ltd...................................  10,900      337,581
   #Nichii Gakkan Co...................................... 227,100    2,101,435
    Nihon Kohden Corp..................................... 159,200    4,424,881

                                     1326

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
Health Care -- (Continued)
    Nikkiso Co., Ltd....................................... 252,000 $ 2,482,213
   #Nippon Chemiphar Co., Ltd.............................. 131,000     518,930
    Nippon Shinyaku Co., Ltd............................... 239,000   3,385,571
   #Nipro Corp............................................. 192,800   3,542,794
    Nissui Pharmaceutical Co., Ltd.........................  64,200     581,981
    Paramount Bed Co., Ltd.................................  82,000   2,316,103
    Rion Co., Ltd..........................................   5,000      38,090
    Rohto Pharmaceutical Co., Ltd.......................... 359,000   4,293,251
   #Sawai Pharmaceutical Co., Ltd..........................  53,400   5,517,683
    Seikagaku Corp......................................... 179,800   2,056,709
   #Shin Nippon Biomedical Laboratories, Ltd...............  24,700      84,195
    Ship Healthcare Holdings, Inc.......................... 105,700   2,230,338
   *Techno Medica Co., Ltd.................................       1       4,185
   #Toho Holdings Co., Ltd................................. 182,700   1,872,402
    Torii Pharmaceutical Co., Ltd..........................  65,200   1,245,199
   #Towa Pharmaceutical Co., Ltd...........................  42,300   2,485,069
   #Vital KSK Holdings, Inc................................ 150,600   1,197,721
  #*Wakamoto Pharmaceutical Co., Ltd....................... 100,000     319,386
    ZERIA Pharmaceutical Co., Ltd.......................... 109,000   1,541,496
                                                                    -----------
Total Health Care..........................................          72,795,170
                                                                    -----------
Industrials -- (24.1%)
  #*A&A Material Corp...................................... 235,000     265,270
    A&D Co., Ltd...........................................  21,000     104,394
    Advan Co., Ltd.........................................  96,900     927,918
  #*Advanex, Inc...........................................  73,000      69,245
    Aeon Delight Co., Ltd..................................  85,600   1,889,336
    Aica Kogyo Co., Ltd.................................... 244,300   3,465,162
    Aichi Corp............................................. 132,000     607,613
    Aida Engineering, Ltd.................................. 273,600   1,439,430
    Airtech Japan, Ltd.....................................  18,300      88,206
    Alps Logistics Co., Ltd................................  50,700     505,686
   #Altech Co., Ltd........................................  23,000      75,259
    Altech Corp............................................  37,150     305,103
    Amano Corp............................................. 281,000   2,682,873
    Ando Corp.............................................. 257,000     362,874
    Anest Iwata Corp....................................... 149,000     765,504
   #Asahi Diamond Industrial Co., Ltd...................... 241,000   5,699,345
    Asahi Holdings, Inc.................................... 115,950   2,624,549
    Asahi Kogyosha Co., Ltd................................  99,000     484,422
  #*Asanuma Corp........................................... 796,000     891,492
    Asia Air Survey Co., Ltd...............................  32,000      94,876
    Asunaro Aoki Construction Co., Ltd..................... 154,000     811,498
    Ataka Construction & Engineering Co., Ltd..............  60,000     215,861
    Bando Chemical Industries, Ltd......................... 348,000   1,522,190
    Benefit One, Inc.......................................       3       2,203
    Biken Techno Corp......................................  14,100      85,548
    Bunka Shutter Co., Ltd................................. 227,000     676,667
   *C&I Holdings Co., Ltd.................................. 340,800      31,331
    Central Glass Co., Ltd................................. 732,000   3,664,999
    Central Security Patrols Co., Ltd......................  43,700     456,701
    Chiyoda Integre Co., Ltd...............................   3,700      51,902
    Chudenko Corp.......................................... 130,500   1,531,387
   #Chugai Ro Co., Ltd..................................... 340,000   1,151,153
    CKD Corp............................................... 241,400   2,076,432
    Comsys Holdings Corp................................... 359,800   3,583,500
   #Cosel Co., Ltd......................................... 108,800   1,912,683
    CTI Engineering Co., Ltd...............................  44,000     290,707
    Dai-Dan Co., Ltd....................................... 156,000   1,055,261
    Daido Kogyo Co., Ltd................................... 145,000     320,464
    Daifuku Co., Ltd....................................... 366,000   2,359,878

                                     1327

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
    Daihen Corp...........................................   448,000 $1,699,377
   *Daiho Corp............................................   763,000  1,021,863
  #*Daiichi Chuo K.K......................................   475,000    843,345
    Daiichi Jitsugyo Co., Ltd.............................   188,000  1,003,824
   #Daiseki Co., Ltd......................................   144,463  2,848,196
   *Daiseki Eco. Solution Co., Ltd........................        15     39,560
  #*Daisue Construction Co., Ltd..........................   271,500    214,774
    Daiwa Industries, Ltd.................................   178,000    928,204
    Daiwa Odakyu Construction Co., Ltd....................    63,500    168,995
  #*Danto Holdings Corp...................................   441,000    531,408
   #Denyo Co., Ltd........................................    85,100  1,138,218
   *Dijet Industrial Co., Ltd.............................    80,000    168,181
    DMW Corp..............................................     4,800     88,438
   *Dream Incubator, Inc..................................       168    145,952
    Duskin Co., Ltd.......................................   212,500  4,299,798
   *Ebara Jitsugyo Co., Ltd...............................     1,600     25,128
  #*Enshu, Ltd............................................   142,000    203,763
    Freesia Macross Corp.................................. 1,355,000    297,640
  #*Fudo Tetra Corp.......................................   106,300    194,662
   *Fujisash Co., Ltd.....................................    49,300     43,908
    Fujitec Co., Ltd......................................   319,000  1,881,747
   #Fukuda Corp...........................................   630,000  2,424,986
    Fukusima Industries Corp..............................    29,700    376,673
    Fukuyama Transporting Co., Ltd........................   595,400  3,477,232
    Funai Consulting, Inc.................................    99,300    660,587
   *Furukawa Co., Ltd..................................... 1,391,000  1,406,489
   #Furusato Industries, Ltd..............................    50,600    365,904
    Futaba Corp...........................................   154,300  2,811,558
    Gecoss Corp...........................................   112,400    494,710
    Glory, Ltd............................................    52,600  1,230,189
    Hamai Co., Ltd........................................    92,000    143,375
   *Hamakyorex Co., Ltd...................................       700     24,032
    Hanwa Co., Ltd........................................   767,000  3,385,863
   *Hazama Corp...........................................   285,800    404,780
    Hibiya Engineering, Ltd...............................   125,900  1,354,759
   *Hisaka Works, Ltd.....................................     4,000     57,229
    Hitachi Cable, Ltd....................................   755,000  2,172,105
    Hitachi Metals Techno, Ltd............................    56,500    318,989
    Hitachi Tool Engineering, Ltd.........................    94,000  1,036,531
    Hitachi Transport System, Ltd.........................   104,300  1,874,796
    Hitachi Zosen Corp.................................... 2,951,000  4,853,136
   #Hokuetsu Industries Co., Ltd..........................    85,000    267,357
    Hokuriku Electrical Construction Co., Ltd.............    56,000    164,784
    Hoshizaki Electric Co., Ltd...........................   126,200  2,864,564
    Hosokawa Micron Corp..................................   140,000    844,914
   *Howa Machinery, Ltd...................................   379,000    359,901
   #Ichiken Co., Ltd......................................    87,000    122,484
    Ichinen Holdings Co., Ltd.............................    71,100    370,282
   #Idec Corp.............................................   137,000  1,666,786
    IHI Transport Machinery Co., Ltd......................    73,000    408,629
   #Iino Kaiun Kaisha, Ltd................................   354,300  1,612,925
    Inaba Denki Sangyo Co., Ltd...........................    86,300  2,396,592
    Inaba Seisakusho Co., Ltd.............................    58,800    661,695
    Inabata & Co., Ltd....................................   205,700  1,303,720
   #Inui Steamship Co., Ltd...............................    86,600    409,573
  #*Iseki & Co., Ltd......................................   718,000  1,856,743
    Ishii Iron Works Co., Ltd.............................   110,000    241,676
  #*Ishikawa Seisakusho, Ltd..............................   101,000     88,277
    Ishikawajima Construction Materials Co., Ltd..........   202,000    263,147
    Itoki Corp............................................   174,200    397,246
  #*Iwasaki Electric Co., Ltd.............................    14,000     41,482

                                     1328

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
   #Iwatani International Corp............................   887,000 $3,180,828
    Jalux, Inc............................................    40,800    394,480
   *Jamco Corp............................................    80,000    584,802
   #Japan Airport Terminal Co., Ltd.......................   163,900  2,104,366
   #Japan Foundation Engineering Co., Ltd.................    95,600    366,206
    Japan Kenzai Co., Ltd.................................    92,540    429,867
    Japan Pulp & Paper Co., Ltd...........................   464,000  1,686,122
    Japan Transcity Corp..................................   231,000    744,019
    JFE Shoji Holdings, Inc...............................   411,000  2,051,270
   #Juki Corp.............................................    83,000    214,214
    Kamei Corp............................................   118,000    662,390
    Kanaden Corp..........................................   116,000    846,219
    Kanagawa Chuo Kotsu Co., Ltd..........................   192,000  1,024,232
    Kanamoto Co., Ltd.....................................   112,000    871,501
    Kandenko Co., Ltd.....................................   431,000  2,014,101
   *Kanematsu Corp........................................ 1,526,625  1,526,902
  #*Kanematsu-NNK Corp....................................   113,000    223,591
    Katakura Industries Co., Ltd..........................   115,100  1,226,839
    Kato Works Co., Ltd...................................   197,000    629,571
    KAWADA TECHNOLOGIES, Inc..............................   102,600  1,816,233
    Kawagishi Bridge Works Co., Ltd.......................    38,000    111,016
    Kawasaki Kinkai Kisen Kaisha, Ltd.....................    99,000    308,363
    Keihin Co., Ltd. (The)................................   199,000    237,940
   #Kimura Chemical Plants Co., Ltd.......................    59,400    266,161
    Kinki Sharyo Co., Ltd.................................   185,000    749,470
    Kintetsu World Express, Inc...........................    79,000  2,710,875
    Kitagawa Iron Works Co., Ltd..........................   335,000    654,028
    Kitano Construction Corp..............................   242,000    580,435
    Kitazawa Sangyo Co., Ltd..............................    54,500    114,872
   #Kitz Corp.............................................   416,800  2,367,583
    Kodensha Co., Ltd. (The)..............................    25,000     59,072
    Koike Sanso Kogyo Co., Ltd............................   149,000    425,309
  #*Koito Industries, Ltd.................................   102,000    129,191
    Kokuyo Co., Ltd.......................................   298,925  2,244,372
   #Komai Tekko, Inc......................................   109,000    288,804
    Komatsu Wall Industry Co., Ltd........................    32,900    307,054
    Komori Corp...........................................   253,800  2,128,197
    Kondotec, Inc.........................................    40,500    475,608
  #*Kosaido Co., Ltd......................................   356,100  1,012,810
    KRS Corp..............................................    37,200    407,250
   *Kumagai Gumi Co., Ltd.................................   583,800    582,988
    Kuroda Electric Co., Ltd..............................   115,400  1,359,130
    Kyodo Printing Co., Ltd...............................   325,000    818,319
   #Kyoei Sangyo Co., Ltd.................................    97,000    191,016
   #Kyokuto Boeki Kaisha, Ltd.............................    58,000    186,248
    Kyokuto Kaihatsu Kogyo Co., Ltd.......................   146,400    889,607
    Kyosan Electric Manufacturing Co., Ltd................   225,000  1,269,388
    Kyowa Exeo Corp.......................................   335,600  3,320,599
    Kyudenko Corp.........................................   204,000  1,430,611
   *Lonseal Corp..........................................   116,000    147,520
    Maeda Corp............................................   613,000  2,011,191
    Maeda Road Construction Co., Ltd......................   289,000  2,804,408
   *Maezawa Industries, Inc...............................    35,700    110,511
    Maezawa Kasei Industries Co., Ltd.....................    50,700    499,090
    Maezawa Kyuso Industries Co., Ltd.....................    50,400    727,565
    Makino Milling Machine Co., Ltd.......................   388,000  3,816,306
  #*Marubeni Construction Material Lease Co., Ltd.........    75,000    140,964
    Maruka Machinery Co., Ltd.............................    28,100    228,187
    Maruwn Corp...........................................    66,000    169,262
    Maruyama Manufacturing Co., Inc.......................   150,000    355,523
    Maruzen Showa Unyu Co., Ltd...........................   306,000  1,056,817

                                     1329

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
    Matsuda Sangyo Co., Ltd...............................    80,682 $1,330,451
    Matsui Construction Co., Ltd..........................    98,600    405,606
    Max Co., Ltd..........................................   189,000  2,390,961
   #Meidensha Corp........................................   773,050  3,293,283
    Meiji Shipping Co., Ltd...............................   105,700    349,243
    Meitec Corp...........................................   137,300  3,058,896
    Meito Transportation Co., Ltd.........................    22,000    168,569
    Meiwa Trading Co., Ltd................................   140,000    488,282
    Mesco, Inc............................................    30,000    263,989
    Mirait Holdings Corp..................................   274,685  2,267,826
    Mitani Corp...........................................    52,600    674,614
    Mitsubishi Kakoki Kaisha, Ltd.........................   229,000    548,032
    Mitsubishi Pencil Co., Ltd............................   104,500  1,962,958
    Mitsuboshi Belting, Ltd...............................   287,000  1,630,706
    Mitsui Matsushima Co., Ltd............................   338,000    727,116
    Mitsui-Soko Co., Ltd..................................   485,000  1,937,543
    Mitsumura Printing Co., Ltd...........................    93,000    303,810
   #Miura Co., Ltd........................................   137,600  3,962,858
   *Miura Printing Corp...................................    19,000     23,596
  #*Miyaji Engineering Group, Inc......................... 1,349,175  1,776,445
  #*Miyakoshi Corp........................................    45,000    145,191
   *Mori Denki Mfg. Co., Ltd..............................   625,000     88,858
   #Mori Seiki Co., Ltd...................................   381,900  5,077,778
    Morita Holdings Corp..................................   156,000    929,650
    Moshi Moshi Hotline, Inc..............................   108,650  1,900,877
    Mystar Engineering Corp...............................    15,600     80,207
   #Nac Co., Ltd..........................................    25,400    534,672
    Nachi-Fujikoshi Corp..................................   663,000  4,338,550
    Naikai Zosen Corp.....................................    73,000    329,376
    Nakano Corp...........................................    98,000    248,004
    Narasaki Sangyo Co., Ltd..............................    56,000    101,953
    NEC Capital Solutions, Ltd............................    45,100    605,703
    NEC Networks & System Integration Corp................   109,600  1,637,169
    New Tachikawa Aircraft Co., Ltd.......................     9,900    374,110
    Nichias Corp..........................................   436,000  2,691,228
    Nichiban Co., Ltd.....................................   122,000    456,604
    Nichiden Corp.........................................     2,600     87,623
    Nichiha Corp..........................................    98,380    951,507
    Nichireki Co., Ltd....................................    96,000    478,531
    Nihon M&A Center, Inc.................................        48    243,047
    Nikko Co., Ltd........................................   127,000    479,685
    Nippo Corp............................................   256,000  2,058,712
    Nippon Carbon Co., Ltd................................   421,000  1,370,061
   #Nippon Conveyor Co., Ltd..............................   168,000    175,658
    Nippon Densetsu Kogyo Co., Ltd........................   191,000  2,048,546
    Nippon Denwa Shisetu Co., Ltd.........................   203,000    655,223
    Nippon Filcon Co., Ltd................................    70,900    370,619
    Nippon Hume Corp......................................    91,000    362,942
   #Nippon Jogesuido Sekkei Co., Ltd......................       289    379,803
    Nippon Kanzai Co., Ltd................................    43,000    761,107
    Nippon Koei Co., Ltd..................................   272,000    941,766
    Nippon Konpo Unyu Soko Co., Ltd.......................   261,000  2,977,061
    Nippon Parking Development Co., Ltd...................     1,188     61,654
    Nippon Road Co., Ltd. (The)...........................    20,000     59,300
    Nippon Seisen Co., Ltd................................   103,000    590,277
    Nippon Sharyo, Ltd....................................   291,000  1,398,309
    Nippon Shindo Co., Ltd................................     8,000     14,078
    Nippon Signal Co., Ltd................................   218,600  1,649,191
   #Nippon Steel Trading Co., Ltd.........................   294,000    885,245
    Nippon Thompson Co., Ltd..............................   272,000  2,190,889
   #Nippon Tungsten Co., Ltd..............................    80,000    260,050

                                     1330

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
    Nippon Yusoki Co., Ltd................................   138,000 $  351,392
    Nishimatsu Construction Co., Ltd...................... 1,012,000  1,515,229
   *Nishishiba Electric Co., Ltd..........................   101,000    244,579
    Nissei Corp...........................................   104,600    946,319
    Nissei Plastic Industrial Co., Ltd....................   374,100  1,178,568
   #Nissha Printing Co., Ltd..............................   114,500  2,061,324
    Nissin Corp...........................................   350,000    930,267
    Nissin Electric Co., Ltd..............................   175,000  1,723,651
    Nitchitsu Co., Ltd....................................    58,000    146,071
    Nitta Corp............................................   105,800  2,136,288
   #Nitto Boseki Co., Ltd.................................   888,000  2,569,305
    Nitto Kogyo Corp......................................   149,000  1,734,580
    Nitto Kohki Co., Ltd..................................    67,900  1,635,910
    Nitto Seiko Co., Ltd..................................   122,000    344,550
   #Nittoc Construction Co., Ltd..........................   316,000    417,730
    Noda Corp.............................................   169,300    685,369
    Nomura Co., Ltd.......................................   205,000    615,703
    Noritake Co., Ltd.....................................   531,000  2,120,690
    Noritz Corp...........................................   104,900  2,165,212
   *NS United Kaiun Kaisha, Ltd...........................   470,000    937,603
  #*Oak Capital Corp......................................    53,135     77,577
    Obara Corp............................................     9,200    127,002
   #Obayashi Road Corp....................................   106,000    274,724
    Oiles Corp............................................   123,842  2,593,893
   *Okamoto Machine Tool Works, Ltd.......................   163,000    315,916
    Okamura Corp..........................................   286,900  1,854,763
    Okano Valve Manufacturing Co., Ltd....................    45,000    193,260
   #Oki Electric Cable Co., Ltd...........................    90,000    212,749
   *OKK Corp..............................................   255,000    366,465
    OKUMA Corp............................................   513,000  5,433,849
    Okumura Corp..........................................   754,400  2,829,806
    Onoken Co., Ltd.......................................    58,900    546,811
    Organo Corp...........................................   163,000  1,209,866
   *Original Engineering Consultants Co., Ltd.............    18,500     42,107
    OSG Corp..............................................   289,400  4,651,960
    Oyo Corp..............................................   100,900  1,037,988
    P.S. Mitsubishi Construction Co., Ltd.................    76,800    289,110
    Park24 Co., Ltd.......................................   208,300  2,357,654
   #Pasco Corp............................................    55,000    201,363
    Pasona Group, Inc.....................................       119    112,476
   #Penta-Ocean Construction Co., Ltd..................... 1,087,500  2,492,438
    Pilot Corp............................................       763  1,483,476
    Pronexus, Inc.........................................   133,200    676,177
    Raito Kogyo Co., Ltd..................................   193,700    705,835
  #*Rasa Industries, Ltd..................................    65,000    117,129
    Rheon Automatic Machinery Co., Ltd....................    64,000    157,697
    Ryobi, Ltd............................................   575,200  2,661,741
   *Sailor Pen Co., Ltd...................................    69,000     39,127
    Sakai Heavy Industries, Ltd...........................   126,000    257,433
   *Sakurada Co., Ltd.....................................    57,000     15,617
  #*Sanix, Inc............................................   135,300    546,904
    Sanki Engineering Co., Ltd............................   245,000  1,419,219
   #Sanko Metal Industrial Co., Ltd.......................   118,000    477,281
   *Sankyo-Tateyama Holdings, Inc......................... 1,142,000  1,559,130
    Sankyu, Inc...........................................   935,000  4,503,834
    Sanritsu Corp.........................................    16,700    132,703
    Sanwa Holdings Corp...................................   843,000  2,968,588
    Sanyo Denki Co., Ltd..................................   210,000  1,935,664
    Sanyo Engineering & Construction, Inc.................    48,000    177,642
   #Sanyo Industries, Ltd.................................    77,000    157,520
   #Sasebo Heavy Industries Co., Ltd......................   573,000  1,073,297

                                     1331

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
Industrials -- (Continued)
    Sato Corp............................................... 109,300 $1,435,833
    Sato Shoji Corp.........................................  65,300    395,219
   #Sawafuji Electric Co., Ltd..............................  42,000    157,684
    Secom Joshinetsu Co., Ltd...............................  33,900  1,053,209
    Seibu Electric Industry Co., Ltd........................  67,000    304,542
    Seika Corp.............................................. 285,000    808,358
  #*Seikitokyu Kogyo Co., Ltd............................... 307,000    235,030
    Seino Holdings Co., Ltd................................. 355,000  2,729,538
    Sekisui Jushi Co., Ltd.................................. 142,000  1,500,192
   #Senko Co., Ltd.......................................... 384,000  1,429,710
    Senshu Electric Co., Ltd................................  37,300    531,274
    Shibusawa Warehouse Co., Ltd............................ 231,000    761,239
    Shibuya Kogyo Co., Ltd..................................  80,100    882,856
   #Shima Seiki Manufacturing Co., Ltd...................... 104,000  2,495,609
    Shin Nippon Air Technologies Co., Ltd...................  78,680    422,537
    Shin-Keisei Electric Railway Co., Ltd................... 174,000    786,305
   #Shin-Kobe Electric Machinery Co., Ltd................... 102,000  1,718,858
    Shinmaywa Industries, Ltd............................... 418,000  1,658,505
    Shinnihon Corp.......................................... 194,800    596,053
    Shinsho Corp............................................ 202,000    529,688
   *Shinwa Co., Ltd.........................................   1,400     16,886
   #Sho-Bond Corp........................................... 100,600  2,457,612
    Shoko Co., Ltd.......................................... 316,000    507,535
    Showa Aircraft Industry Co., Ltd........................ 112,000    900,003
   #Sinfonia Technology Co., Ltd............................ 496,000  1,567,815
   *Sintokogio, Ltd......................................... 201,000  2,088,442
    Soda Nikka Co., Ltd.....................................  67,000    291,571
   *Sodick Co., Ltd.........................................  28,500    246,307
    Sohgo Security Services Co., Ltd........................ 252,800  2,922,275
   *Sotetsu Holdings, Inc................................... 537,000  1,589,976
    Space Co., Ltd..........................................  73,420    454,180
    Subaru Enterprise Co., Ltd..............................  59,000    181,559
    Sugimoto & Co., Ltd.....................................  34,100    337,750
    Sumikin Bussan Corp.....................................  24,000     59,874
   *Sumiseki Holdings, Inc..................................  35,100     45,888
    Sumitomo Densetsu Co., Ltd..............................  98,100    598,789
   *Sumitomo Mitsui Construction Co., Ltd................... 307,000    259,715
   #Sumitomo Precision Products Co., Ltd.................... 156,000  1,123,253
    Sumitomo Warehouse Co., Ltd............................. 556,000  2,710,871
    Suzuki Metal Industry Co., Ltd..........................  71,000    189,284
   *SWCC Showa Holdings Co., Ltd............................ 889,000  1,128,598
    Tadano, Ltd............................................. 442,579  2,698,559
    Taihei Dengyo Kaisha, Ltd............................... 146,000  1,020,100
    Taihei Kogyo Co., Ltd................................... 256,000  1,053,266
   #Taiheiyo Kouhatsu, Inc..................................  95,000     93,939
    Taikisha, Ltd........................................... 131,000  2,670,548
    Takada Kiko Co., Ltd.................................... 272,000    669,283
    Takano Co., Ltd.........................................  51,100    317,522
   #Takaoka Electric Manufacturing Co., Ltd................. 262,000    776,688
  #*Takara Printing Co., Ltd................................  38,055    298,447
    Takara Standard Co., Ltd................................ 501,000  3,841,081
   #Takasago Thermal Engineering Co., Ltd................... 291,400  2,402,361
   #Takashima & Co., Ltd.................................... 137,000    388,547
    Takigami Steel Construction Co., Ltd....................  50,000    152,215
    Takisawa Machine Tool Co., Ltd.......................... 191,000    300,384
  #*Takuma Co., Ltd......................................... 316,000  1,622,588
   #Tanseisha Co., Ltd......................................  74,000    246,224
   #Tatsuta Electric Wire & Cable Co., Ltd.................. 215,000  1,239,099
    TECHNO ASSOCIE Co., Ltd.................................  58,400    498,409
    Techno Ryowa, Ltd.......................................  71,390    476,454
    Teikoku Electric Manufacturing Co., Ltd.................  31,800    691,022

                                     1332

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
    Tekken Corp...........................................   521,000 $  750,155
  #*Temp Holdings Co., Ltd................................    48,200    446,123
    Teraoka Seisakusho Co., Ltd...........................    53,600    258,260
    TOA Corp..............................................   780,000  1,386,531
   #TOA ROAD Corp.........................................   155,000    335,053
  #*Tobishima Corp........................................ 1,548,500    524,330
    Tocalo Co., Ltd.......................................    54,700  1,281,691
    Toda Corp.............................................   865,000  3,298,426
    Toenec Corp...........................................   212,000  1,160,021
  #*TOKAI Holdings Corp...................................   214,000  1,098,006
    Tokai Lease Co., Ltd..................................    86,000    186,510
   #Toko Electric Corp....................................    76,000    410,570
    Tokyo Energy & Systems, Inc...........................   126,000    644,462
    TOKYO KEIKI, Inc......................................   265,000    436,691
  #*Tokyo Kikai Seisakusho, Ltd...........................   300,000    273,025
    Tokyo Sangyo Co., Ltd.................................    78,000    262,021
    Tokyu Community Corp..................................    32,600  1,084,872
    Tokyu Construction Co., Ltd...........................    14,950     43,042
    Toli Corp.............................................   207,000    445,404
   #Tomoe Corp............................................   115,500    469,492
   *Tomoe Engineering Co., Ltd............................     2,800     56,384
    Tonami Holdings Co., Ltd..............................   331,000    758,304
    Toppan Forms Co., Ltd.................................   202,900  1,706,904
   #Torishima Pump Manufacturing Co., Ltd.................    84,800  1,337,621
    Toshiba Machine Co., Ltd..............................   440,000  2,688,045
    Toshiba Plant Kensetsu Co., Ltd.......................   191,450  2,196,057
    Tosho Printing Co., Ltd...............................   243,000    477,513
    Totetsu Kogyo Co., Ltd................................   122,000  1,133,776
  #*Totoku Electric Co., Ltd..............................    61,000     79,825
    Toyo Construction Co., Ltd............................    73,000     71,150
    Toyo Electric Manufacturing Co., Ltd..................   158,000    817,976
    Toyo Engineering Corp.................................   581,400  2,158,608
   #Toyo Machinery & Metal Co., Ltd.......................    42,400    129,526
    Toyo Tanso Co., Ltd...................................    44,400  2,325,376
   #Toyo Wharf & Warehouse Co., Ltd.......................   274,000    459,353
   *Trancom Co., Ltd......................................     1,600     33,883
    Trinity Industrial Corp...............................    56,000    239,323
    Trusco Nakayama Corp..................................    98,900  2,061,462
    Tsubakimoto Chain Co..................................   584,700  3,754,484
    Tsubakimoto Kogyo Co., Ltd............................    97,000    275,052
   #Tsugami Corp..........................................   267,000  1,625,067
    Tsukishima Kikai Co., Ltd.............................   127,000  1,125,077
    Tsurumi Manufacturing Co., Ltd........................    94,000    726,002
   #Tsuzuki Denki Co., Ltd................................    75,000    779,680
    TTK Co., Ltd..........................................    62,000    309,121
    Uchida Yoko Co., Ltd..................................   186,000    506,547
   #Ueki Corp.............................................   430,000  1,023,182
    Union Tool Co.........................................    59,400  1,325,948
    Utoc Corp.............................................    92,900    242,519
  #*Wakachiku Construction Co., Ltd....................... 1,204,000  1,455,549
    Weathernews, Inc......................................    26,700    757,956
    Yahagi Construction Co., Ltd..........................   141,500    726,733
    Yamabiko Corp.........................................    28,782    362,777
    Yamato Corp...........................................    82,000    328,573
    Yamaura Corp..........................................    40,500    107,154
    Yamazen Co., Ltd......................................   305,500  2,329,576
    Yasuda Warehouse Co., Ltd. (The)......................    95,800    571,219
    Yokogawa Bridge Holdings Corp.........................   139,400    903,379
    Yondenko Corp.........................................   132,800    595,420
    Yuasa Trading Co., Ltd................................   810,000  1,345,529
    Yuken Kogyo Co., Ltd..................................   156,000    428,117

                                     1333

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
Industrials -- (Continued)
    Yurtec Corp........................................... 231,000 $  1,053,990
    Yusen Logistics Co., Ltd..............................  67,700    1,081,703
    Yushin Precision Equipment Co., Ltd...................  55,934    1,225,765
                                                                   ------------
Total Industrials.........................................          429,806,793
                                                                   ------------
Information Technology -- (9.8%)
    Ai Holdings Corp...................................... 182,600      769,464
   #Aichi Tokei Denki Co., Ltd............................ 113,000      386,162
    Aiphone Co., Ltd......................................  70,900    1,334,067
   #Allied Telesis Holdings K.K........................... 470,700      546,590
    Alpha Systems, Inc....................................  27,300      427,177
   #Anritsu Corp.......................................... 458,000    4,964,216
   #AOI Electronic Co., Ltd...............................  35,200      649,988
   *Apic Yamada Corp......................................  31,000       84,963
    Arisawa Manufacturing Co., Ltd........................  65,000      356,093
    Asahi Net, Inc........................................  21,000       93,573
    CAC Corp..............................................  61,300      504,133
   #Canon Electronics, Inc................................  82,100    2,254,564
   #Capcom Co., Ltd....................................... 205,600    5,385,920
    Chino Corp............................................ 151,000      425,094
    CMK Corp.............................................. 140,500      542,382
    Computer Engineering & Consulting, Ltd................  61,500      326,526
    Core Corp.............................................  45,700      386,264
    Cresco, Ltd...........................................  23,200      166,009
  #*CSK Corp.............................................. 448,600    1,883,661
    Cybernet Systems Co., Ltd.............................      85       22,286
   #Cybozu, Inc...........................................   1,196      263,709
   *Daiko Denshi Tsushin, Ltd.............................  12,000       28,868
    Dainippon Screen Manufacturing Co., Ltd...............   1,000        7,862
    Daito Electron Co., Ltd...............................   2,200       19,317
   #Daiwabo Holdings Co., Ltd............................. 618,000    1,390,593
    Denki Kogyo Co., Ltd.................................. 248,000    1,176,038
    DKK TOA Corp..........................................  31,000      121,401
    DTS Corp..............................................  89,600    1,004,661
  #*Dwango Co., Ltd.......................................     409      918,635
    eAccess, Ltd..........................................      53       23,465
    Eizo Nanao Corp.......................................  76,800    1,433,437
    Elematec Corp.........................................   5,300       75,413
   *Elna Co., Ltd.........................................  92,000       99,661
   #Enplas Corp...........................................  15,500      240,755
    ESPEC Corp............................................  79,800      583,214
    Faith, Inc............................................   1,366      174,892
  #*FDK Corp.............................................. 431,000      654,233
    Fuji Electronics Co., Ltd.............................  10,000      153,618
   #Fuji Soft, Inc........................................ 100,600    1,497,359
   *Fujitsu Component, Ltd................................     139       62,667
    Fujitsu Frontech, Ltd.................................  77,500      570,937
    Future Architect, Inc.................................   1,172      535,866
   #GMO Internet, Inc..................................... 186,700      850,147
    Hakuto Co., Ltd.......................................  73,700      737,314
    Hioki EE Corp.........................................  11,700      232,794
    Hitachi Business Solution Co., Ltd....................  42,500      386,523
   #Hitachi Kokusai Electric, Inc......................... 249,500    2,023,607
    Hochiki Corp..........................................  97,000      496,583
    Hokuriku Electric Industry Co., Ltd................... 289,000      566,615
    Horiba, Ltd........................................... 160,950    5,341,092
    Hosiden Corp.......................................... 262,900    2,238,388
    Icom, Inc.............................................  49,700    1,285,212
  #*Ikegami Tsushinki Co., Ltd............................ 174,000      144,244
    Ines Corp............................................. 161,000    1,304,671
    I-Net Corp............................................  47,800      293,823

                                     1334

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
Information Technology -- (Continued)
    Information Services International-Dentsu, Ltd..........  76,700 $  503,345
    Innotech Corp...........................................   9,200     67,123
    Internet Initiative Japan, Inc..........................     485  1,949,270
   *Ishii Hyoki Co., Ltd....................................  23,700    253,329
    IT Holdings Corp........................................ 357,401  3,470,329
    ITC Networks Corp.......................................  46,400    298,824
    ITFOR, Inc..............................................   6,100     24,201
    Iwatsu Electric Co., Ltd................................ 303,000    317,848
   #Japan Aviation Electronics Industry, Ltd................ 252,600  1,934,480
    Japan Business Computer Co., Ltd........................  73,200    539,616
    Japan Cash Machine Co., Ltd.............................  79,315    620,563
    Japan Digital Laboratory Co., Ltd....................... 109,700  1,357,657
    Japan Radio Co., Ltd....................................  33,000     94,135
   #Jastec Co., Ltd.........................................  61,400    389,108
    JBIS Holdings, Inc......................................  79,600    279,549
    JIEC Co., Ltd...........................................     199    230,853
    Kaga Electronics Co., Ltd............................... 100,400  1,132,156
   #Kakaku.com, Inc......................................... 129,400  5,118,532
    Kanematsu Electronics, Ltd..............................  83,100    905,884
    Kawatetsu Systems, Inc..................................     174    167,026
    Koa Corp................................................ 151,600  1,848,458
  #*Kubotek Corp............................................     370    150,913
    Kyoden Co., Ltd......................................... 156,900    255,267
    Kyowa Electronic Instruments Co., Ltd...................  52,000    187,280
   #Macnica, Inc............................................  50,100  1,191,232
   #Macromill, Inc..........................................  48,500    535,385
    Marubun Corp............................................  93,300    463,351
   #Maruwa Co., Ltd.........................................  36,500  1,683,797
    Maspro Denkoh Corp......................................  61,000    506,987
   #Megachips Corp..........................................  84,800  1,310,832
   *Meisei Electric Co., Ltd................................ 305,000    370,496
    Melco Holdings, Inc.....................................  49,600  1,426,468
    Mimasu Semiconductor Industry Co., Ltd..................  86,881    968,956
    Miroku Jyoho Service Co., Ltd........................... 105,000    330,332
    Mitsui High-Tec, Inc.................................... 131,600    643,655
    Mitsui Knowledge Industry Co., Ltd......................   3,643    559,225
    Mitsumi Electric Co., Ltd............................... 287,600  2,783,530
   *Moritex Corp............................................   7,700     37,136
    Mutoh Holdings Co., Ltd................................. 160,000    338,574
  #*Nagano Japan Radio Co., Ltd.............................  83,000    147,688
    Nagano Keiki Co., Ltd...................................   1,900     16,839
    Nakayo Telecommunications, Inc.......................... 541,000  1,342,414
    NEC Fielding, Ltd.......................................  95,000  1,208,353
    NEC Mobiling, Ltd.......................................  46,800  1,664,843
    Net One Systems Co., Ltd................................   1,984  4,753,865
   *New Japan Radio Co., Ltd................................  37,000     95,708
   #Nichicon Corp........................................... 270,300  4,564,572
    Nidec Copal Electronics Corp............................  34,600    241,454
   #Nidec Sankyo Corp....................................... 191,000  1,315,568
    NIFTY Corp..............................................     109    152,511
   #Nihon Dempa Kogyo Co., Ltd..............................  71,100    927,911
  #*Nihon Inter Electronics Corp............................ 104,700    205,424
    Nihon Unisys, Ltd....................................... 240,875  1,452,717
   *Nippon Avionics Co., Ltd................................  78,000    128,882
    Nippon Ceramic Co., Ltd.................................  86,600  1,886,932
    Nippon Chemi-Con Corp................................... 570,000  3,683,126
    Nippon Systemware Co., Ltd..............................  27,900    110,952
    Nohmi Bosai, Ltd........................................ 123,000    802,343
    NS Solutions Corp.......................................  79,400  1,867,633
    NSD Co., Ltd............................................ 170,300  1,466,454
   #Obic Business Consultants Co., Ltd......................  21,700  1,375,713

                                     1335

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Information Technology -- (Continued)
    Okaya Electric Industries Co., Ltd....................    73,000 $  371,131
   *Oki Electric Industry Co., Ltd........................ 2,665,000  2,656,215
   *ONO Sokki Co., Ltd....................................   103,000    300,363
    Optex Co., Ltd........................................    16,900    217,721
    Origin Electric Co., Ltd..............................   105,000    503,589
    Osaki Electric Co., Ltd...............................   123,000  1,293,428
    Panasonic Electric Works Information Systems Co.,
      Ltd.................................................    13,500    369,995
    PCA Corp..............................................    17,500    234,553
  #*Pixela Corp...........................................    18,400     59,433
    Riken Keiki Co., Ltd..................................    77,500    685,008
   *Riso Kagaku Corp......................................    15,600    242,633
    Roland DG Corp........................................    54,400    758,390
    Ryoden Trading Co., Ltd...............................   141,000    918,896
    Ryosan Co., Ltd.......................................   140,000  3,033,282
   #Ryoyo Electro Corp....................................   113,200  1,125,432
    Sanken Electric Co., Ltd..............................   463,000  2,514,052
    Sanko Co., Ltd........................................    22,000     55,616
    Sanshin Electronics Co., Ltd..........................   115,500    921,380
    Satori Electric Co., Ltd..............................    56,380    378,078
    Saxa Holdings, Inc....................................   194,000    347,354
   #Shibaura Mechatronics Corp............................   138,000    479,164
   #Shindengen Electric Manufacturing Co., Ltd............   311,000  1,367,258
   #Shinkawa, Ltd.........................................    68,300    484,221
  #*Shinko Electric Industries Co., Ltd...................   291,700  2,414,357
    Shinko Shoji Co., Ltd.................................    81,400    653,305
    Shizuki Electric Co., Inc.............................   103,000    451,861
   #Siix Corp.............................................    79,500  1,218,821
   #Simplex Holdings, Inc.................................       919    347,866
   #SMK Corp..............................................   277,000  1,113,939
    Softbank Technology Corp..............................       100        827
    So-net Entertainment Corp.............................       498  2,427,996
    Soshin Electric Co., Ltd..............................     4,600     25,541
    SRA Holdings, Inc.....................................    49,700    508,227
    Star Micronics Co., Ltd...............................   161,500  1,825,194
   #Sumida Corp...........................................    61,549    588,530
   #Sumisho Computer Systems Corp.........................   107,200  1,874,283
    Sun-Wa Technos Corp...................................     2,700     29,232
   #Sunx, Ltd.............................................   109,000    739,186
   #Systena Corp..........................................     1,096  1,054,249
    Tachibana Eletech Co., Ltd............................    62,400    609,634
    Taiyo Yuden Co., Ltd..................................   176,000  2,215,291
   #Tamura Corp...........................................   264,000    817,417
   *Teac Corp.............................................   332,000    150,607
    Tecmo Koei Holdings Co., Ltd..........................   150,730  1,260,264
    Teikoku Tsushin Kogyo Co., Ltd........................   172,000    327,384
    TKC, Corp.............................................    86,800  1,924,818
  #*Toko, Inc.............................................   325,000    738,037
    Tokyo Denpa Co., Ltd..................................    24,900    163,714
    Tokyo Electron Device, Ltd............................       342    703,549
   #Tokyo Seimitsu Co., Ltd...............................   161,000  2,958,720
   #Tomen Devices Corp....................................     2,000     51,457
    Tomen Electronics Corp................................    50,600    657,984
   #Topcon Corp...........................................   228,900  1,300,777
    Tose Co., Ltd.........................................    22,100    170,660
    Toshiba TEC Corp......................................   519,000  2,200,704
    Toukei Computer Co., Ltd..............................    26,810    367,979
    Towa Corp.............................................    59,500    342,118
    Toyo Corp.............................................   116,900  1,306,513
    Trans Cosmos, Inc.....................................   122,300  1,413,616
    Ulvac, Inc............................................   176,200  3,253,045
    Uniden Corp...........................................   131,000    672,247

                                     1336

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Information Technology -- (Continued)...................
   #Wacom Co., Ltd......................................     1,532 $  1,731,801
    XNET Corp...........................................        21       33,753
    Y. A. C. Co., Ltd...................................    17,400      195,664
  #*Yamaichi Electronics Co., Ltd.......................    75,700      235,660
   *Yaskawa Information Systems Corp....................    40,000      111,560
    Yokowo Co., Ltd.....................................    69,500      415,684
   #Zuken, Inc..........................................    94,600      716,598
                                                                   ------------
Total Information Technology............................            174,742,211
                                                                   ------------
Materials -- (10.5%)
    Achilles Corp.......................................   703,000    1,010,503
    Adeka Corp..........................................   354,300    3,648,606
    Agro-Kanesho Co., Ltd...............................    14,000       76,630
    Aichi Steel Corp....................................   410,000    2,772,281
   *Alconix Corp........................................     2,700       77,361
    Arakawa Chemical Industries, Ltd....................    67,700      659,055
    Araya Industrial Co., Ltd...........................   204,000      341,054
    Asahi Organic Chemicals Industry Co., Ltd...........   343,000      940,057
    Chuetsu Pulp & Paper Co., Ltd.......................   415,000      693,597
   *Chugai Mining Co., Ltd..............................   852,400      320,828
    Chugoku Marine Paints, Ltd..........................   242,000    1,953,036
  #*Chugokukogyo Co., Ltd...............................    62,000       76,059
   *Chuo Denki Kogyo Co., Ltd...........................    90,000      427,021
  #*Co-Op Chemical Co., Ltd.............................   159,000      212,071
   #Dai Nippon Toryo, Ltd...............................   518,000      630,572
   #Daiichi Kigenso Kagaku-Kyogyo Co., Ltd..............    14,300      625,320
    Daiichi Kogyo Seiyaku Co., Ltd......................   121,000      421,928
    Daiken Corp.........................................   401,000    1,457,923
    Dainichiseika Colour & Chemicals Manufacturing
      Co., Ltd..........................................   319,000    1,596,409
   #Daio Paper Corp.....................................   290,500    2,275,080
    Daiso Co., Ltd......................................   355,000    1,469,614
   #DC Co., Ltd.........................................   113,900      326,255
    Dynapac Co., Ltd....................................    25,000       70,776
   *Earth Chemical Co., Ltd.............................    50,200    1,807,353
   *Ebara-Udylite Co., Ltd..............................     1,300       47,438
    FP Corp.............................................    61,200    3,983,603
    Fuji Seal International, Inc........................    77,800    1,761,577
    Fujikura Kasei Co., Ltd.............................    94,500      527,670
    Fujimi, Inc.........................................     6,100       71,886
    Fumakilla, Ltd......................................    85,000      410,180
   #Furukawa-Sky Aluminum Corp..........................   320,000    1,199,386
    Geostar Corp........................................    38,000       64,768
    Godo Steel, Ltd.....................................   548,000    1,388,817
    Gun Ei Chemical Industry Co., Ltd...................   275,000      809,970
    Harima Chemicals, Inc...............................    73,300      587,833
   #Hodogaya Chemical Co., Ltd..........................   265,000    1,107,802
    Hokkan Holdings, Ltd................................   210,000      663,083
    Hokko Chemical Industry Co., Ltd....................    90,000      272,952
    Hokuetsu Kishu Paper Co., Ltd.......................   578,199    3,617,145
   *Hokushin Co., Ltd...................................    61,400      106,045
    Honshu Chemical Industry Co., Ltd...................    35,000      295,527
    Ihara Chemical Industry Co., Ltd....................   155,000      576,340
   #Ise Chemical Corp...................................    83,000      552,721
  #*Ishihara Sangyo Kaisha, Ltd......................... 1,374,500    1,930,559
    Japan Carlit Co., Ltd...............................    59,800      357,172
    JSP Corp............................................   103,900    1,926,585
   #Kanto Denka Kogyo Co., Ltd..........................   195,000    1,341,785
    Katakura Chikkarin Co., Ltd.........................    43,000      121,036
    Kawakin Holdings Co., Ltd...........................    11,000       41,876
    Kawasaki Kasei Chemicals, Ltd.......................   121,000      221,960
    Koatsu Gas Kogyo Co., Ltd...........................   163,493      993,246

                                     1337

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Materials -- (Continued)..................................
    Kohsoku Corp..........................................    61,900 $  503,054
    Konishi Co., Ltd......................................    66,900    936,495
   #Kumiai Chemical Industry Co., Ltd.....................   233,000    754,650
    Kureha Corp...........................................   573,500  2,757,009
   #Kurosaki Harima Corp..................................   221,000  1,071,920
    Kyoei Steel, Ltd......................................    63,700    981,374
    MEC Co., Ltd..........................................    61,200    259,902
   #Mitsubishi Paper Mills, Ltd........................... 1,159,000  1,185,413
    Mitsubishi Steel Manufacturing Co., Ltd...............   554,000  1,955,951
    Mory Industries, Inc..................................   142,000    604,737
   #Nakabayashi Co., Ltd..................................   181,000    510,460
   *Nakayama Steel Works, Ltd.............................   413,000    560,994
   *Neturen Co., Ltd......................................   152,800  1,351,035
    Nichia Steel Works, Ltd...............................   175,900    452,902
    Nihon Kagaku Sangyo Co., Ltd..........................    78,000    591,441
   #Nihon Nohyaku Co., Ltd................................   225,000  1,029,145
    Nihon Parkerizing Co., Ltd............................   240,000  3,591,980
    Nihon Seiko Co., Ltd..................................    18,000     69,186
    Nihon Yamamura Glass Co., Ltd.........................   381,000  1,053,947
   #Nippon Carbide Industries Co., Inc....................   201,000    494,709
   #Nippon Chemical Industrial Co., Ltd...................   281,000    630,326
   #Nippon Chutetsukan K.K................................    50,000    122,686
   #Nippon Chuzo K.K......................................   111,000    241,102
    Nippon Coke & Engineering Co., Ltd....................   863,000  1,519,521
   #Nippon Concrete Industries Co., Ltd...................   157,000    413,140
   #Nippon Denko Co., Ltd.................................   394,000  2,630,872
    Nippon Fine Chemical Co., Ltd.........................    85,600    586,572
   #Nippon Kasei Chemical Co., Ltd........................   309,000    709,053
  #*Nippon Kinzoku Co., Ltd...............................   222,000    469,576
   #Nippon Koshuha Steel Co., Ltd.........................   366,000    504,098
    Nippon Light Metal Co., Ltd........................... 2,002,000  4,231,632
  #*Nippon Metal Industry Co., Ltd........................   556,000    708,126
    Nippon Paint Co., Ltd.................................   241,200  1,952,837
    Nippon Pigment Co., Ltd...............................    43,000    128,097
    Nippon Pillar Packing Co., Ltd........................    83,000    633,591
    Nippon Soda Co., Ltd..................................   557,000  2,624,304
    Nippon Synthetic Chemical Industry Co., Ltd. (The)....   256,000  1,729,712
    Nippon Valqua Industries, Ltd.........................   328,000    986,229
  #*Nippon Yakin Kogyo Co., Ltd...........................   395,500  1,177,510
    Nittetsu Mining Co., Ltd..............................   285,000  1,256,609
    Nitto FC Co., Ltd.....................................    72,000    437,047
   #NOF Corp..............................................   726,000  3,304,188
    Okabe Co., Ltd........................................   186,900    968,588
    Okamoto Industries, Inc...............................   400,000  1,624,799
    Okura Industrial Co., Ltd.............................   211,000    746,806
    Osaka Organic Chemical Industry, Ltd..................    66,000    344,980
    Osaka Steel Co., Ltd..................................    77,700  1,509,805
   *Pacific Metals Co., Ltd...............................   509,000  3,788,258
    Pack Corp. (The)......................................    66,200  1,089,939
    Riken Technos Corp....................................   197,000    712,351
   *S Science Co., Ltd.................................... 2,704,000    139,765
    S.T. Chemical Co., Ltd................................    77,000    976,899
   *Sakai Chemical Industry Co., Ltd......................   375,000  1,678,900
    Sakata INX Corp.......................................   196,000  1,006,646
    Sanyo Chemical Industries, Ltd........................   305,000  2,410,438
    Sanyo Special Steel Co., Ltd..........................   480,300  3,160,587
    Sekisui Plastics Co., Ltd.............................   209,000    934,945
    Shikoku Chemicals Corp................................   184,000  1,111,216
    Shinagawa Refractories Co., Ltd.......................   224,000    710,007
    Shin-Etsu Polymer Co., Ltd............................   224,100  1,196,406
    Shinko Wire Co., Ltd..................................   184,000    314,684

                                     1338

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
Materials -- (Continued)
    Somar Corp.......................................     43,000 $      126,309
   #Stella Chemifa Corp..............................     42,600      1,295,997
    Sumitomo Bakelite Co., Ltd.......................    591,000      4,045,803
   *Sumitomo Light Metal Industries, Ltd.............  1,757,000      1,936,389
    Sumitomo Osaka Cement Co., Ltd...................  1,640,000      4,746,888
    Sumitomo Pipe & Tube Co., Ltd....................    108,100        708,279
    Sumitomo Seika Chemicals Co., Ltd................    223,000      1,203,841
    T. Hasegawa Co., Ltd.............................    121,300      2,002,030
   #Taiheiyo Cement Corp.............................  3,133,000      6,172,699
    Taisei Lamick Co., Ltd...........................     18,500        574,460
   #Taiyo Holdings Co., Ltd..........................     66,000      2,010,761
    Takasago International Corp......................    356,000      1,718,734
    Takiron Co., Ltd.................................    213,000        779,952
    Tayca Corp.......................................    151,000        555,055
    Tenma Corp.......................................     87,000        874,772
   #Titan Kogyo K.K..................................     59,000        350,619
   #Toagosei Co., Ltd................................  1,096,000      6,057,513
   #Toda Kogyo Corp..................................    161,000      1,643,428
   #Toho Titanium Co., Ltd...........................     81,600      2,228,738
   #Toho Zinc Co., Ltd...............................    528,000      2,645,835
   #Tokai Carbon Co., Ltd............................    825,000      4,671,175
    Tokushu Tokai Paper Co., Ltd.....................    501,580      1,015,393
    Tokyo Ohka Kogyo Co., Ltd........................    169,200      3,788,428
   #Tokyo Rope Manufacturing Co., Ltd................    558,000      1,930,949
    Tomoegawa Paper Co., Ltd.........................    125,000        323,715
    Tomoku Co., Ltd..................................    294,000        803,223
    Topy Industries, Ltd.............................    781,000      2,434,927
    Toyo Ink Manufacturing Co., Ltd..................    703,000      3,323,933
    Toyo Kohan Co., Ltd..............................    247,000      1,177,927
    TYK Corp.........................................    138,000        307,701
   #Ube Material Industries, Ltd.....................    226,000        848,974
   #Wood One Co., Ltd................................    169,000        682,212
    Yodogawa Steel Works, Ltd........................    591,500      2,490,529
   *Yuki Gosei Kogyo Co., Ltd........................     64,000        153,135
    Yushiro Chemical Industry Co., Ltd...............     47,100        675,515
                                                                 --------------
Total Materials......................................               187,313,340
                                                                 --------------
Utilities -- (0.5%)
    Hokkaido Gas Co., Ltd............................    210,000        744,835
    Hokuriku Gas Co., Ltd............................     99,000        273,995
    Okinawa Electric Power Co., Ltd..................     62,571      2,801,706
    Saibu Gas Co., Ltd...............................  1,268,000      3,393,743
    Shizuoka Gas Co., Ltd............................    241,500      1,526,946
                                                                 --------------
Total Utilities......................................                 8,741,225
                                                                 --------------
TOTAL COMMON STOCKS..................................             1,589,311,490
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
   *Oak Capital Corp. Warrants 11/30/11..............     55,735             --
                                                                 --------------

                                                         FACE
                                                        AMOUNT      VALUE+
                                                      ---------- --------------
                                                        (000)
TEMPORARY CASH INVESTMENTS -- (0.2%)
   Repurchase Agreement, PNC Capital Markets, Inc.
     0.05%, 08/01/11 (Collateralized by $3,200,000
     FNMA 2.24%, 07/06/15, valued at $3,280,000) to
     be repurchased at $3,227,013.................... $    3,227      3,227,000
                                                                 --------------

                                     1339

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                      SHARES/
                                                       FACE
                                                      AMOUNT         VALUE+
                                                    ------------ --------------
                                                       (000)
SECURITIES LENDING COLLATERAL -- (10.7%)
(S)@DFA Short Term Investment Fund.................  189,613,903 $  189,613,903
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.20%, 08/01/11
     (Collateralized by $50,795,500 U.S. Treasury
     Note 0.750%, 06/15/14, valued at $825,530)##
     to be repurchased at $809,356................. $        809        809,343
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL................                 190,423,246
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,780,842,563)^^.........................              $1,782,961,736
                                                                 ==============

Summary of inputs used to value the Series' investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                               VALUATION INPUTS
                               ------------------------------------------------
                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary..... $1,937,941 $  372,902,820   --    $  374,840,761
   Consumer Staples...........     69,051    154,622,181   --       154,691,232
   Energy.....................         --     17,418,394   --        17,418,394
   Financials.................         --    168,962,364   --       168,962,364
   Health Care................         --     72,795,170   --        72,795,170
   Industrials................  1,098,006    428,708,787   --       429,806,793
   Information Technology.....         --    174,742,211   --       174,742,211
   Materials..................         --    187,313,340   --       187,313,340
   Utilities..................         --      8,741,225   --         8,741,225
Rights/Warrants...............         --             --   --                --
Temporary Cash Investments....         --      3,227,000   --         3,227,000
Securities Lending Collateral.         --    190,423,246   --       190,423,246
                               ---------- --------------   --    --------------
TOTAL......................... $3,104,998 $1,779,856,738   --    $1,782,961,736
                               ========== ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                                     1340

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                            SHARES    VALUE++
                                                           --------- ----------
COMMON STOCKS -- (82.9%)
AUSTRALIA -- (50.6%)
   *ABM Resources NL...................................... 2,809,823 $  145,743
  #*A-Cap Resources, Ltd..................................   332,583    149,040
   #Acrux, Ltd............................................   481,386  2,168,918
   *Adacel Technologies, Ltd..............................    36,784     12,564
  #*Adamus Resources, Ltd................................. 1,337,620  1,032,384
    Adelaide Brighton, Ltd................................ 1,927,272  5,551,444
   #Aditya Birla Minerals, Ltd............................   878,000  1,434,705
   *ADX Energy, Ltd.......................................   473,905     49,395
   *AED Oil, Ltd..........................................   363,401     53,847
   *African Iron, Ltd.....................................    37,307     14,135
   *Ainsworth Game Technology, Ltd........................   290,243    130,426
   *AJ Lucas Group, Ltd...................................   317,969    471,583
   *Alchemia, Ltd.........................................   724,903    566,260
   #Alesco Corp., Ltd.....................................   457,971  1,441,221
  #*Alkane Resources, Ltd.................................   938,520  2,049,509
  #*Alliance Resources, Ltd...............................   444,483    100,273
  #*Allied Gold Mining P.L.C..............................    17,047     52,967
  #*Allied Healthcare Group, Ltd..........................   375,840     24,818
   *Altium, Ltd...........................................    20,000      2,889
  #*Altona Mining, Ltd....................................   924,877    335,283
   *Amadeus Energy, Ltd...................................   819,137    215,825
    Amalgamated Holdings, Ltd.............................   462,247  3,050,050
    Amcom Telecommunications, Ltd......................... 1,315,204    520,164
   *Ampella Mining, Ltd...................................   190,738    505,669
    Ansell, Ltd...........................................   503,479  7,725,534
  #*Antares Energy, Ltd...................................   934,515    539,446
    AP Eagers, Ltd........................................    43,887    507,117
    APA Group, Ltd........................................ 2,024,389  8,934,631
  #*Apex Minerals NL...................................... 3,458,027     30,425
   #APN News & Media, Ltd................................. 1,692,343  2,056,284
  #*Arafura Resources, Ltd................................ 1,093,749    880,836
    ARB Corp., Ltd........................................   339,077  2,736,136
    Ariadne Australia, Ltd................................   267,324     94,294
   #Aristocrat Leisure, Ltd............................... 1,592,011  4,263,001
   *Arturus Capital, Ltd..................................    26,265        770
   #ASG Group, Ltd........................................   330,724    366,505
  #*Aspire Mining, Ltd....................................   783,795    476,805
   *Astron, Ltd...........................................    87,221    274,139
  #*Atlantic, Ltd.........................................   238,482    428,057
   *Atlas Iron, Ltd....................................... 1,152,476  5,119,777
  #*Aurora Oil & Gas, Ltd................................. 1,265,748  4,409,325
    Ausdrill, Ltd......................................... 1,006,775  3,601,171
  #*Ausenco, Ltd..........................................   168,052    466,770
   *Ausgold, Ltd..........................................    28,812     54,782
  #*Austal, Ltd...........................................   581,980  1,885,314
   *Austar United Communications, Ltd..................... 2,887,442  3,332,642
   #Austbrokers Holdings, Ltd.............................    86,074    623,949
   #Austin Engineering, Ltd...............................   155,526    814,536
   *Austpac Resources NL.................................. 2,524,951    124,933
  #*Australian Agricultural Co., Ltd......................   921,392  1,401,016
   #Australian Infrastructure Fund NL..................... 3,159,690  6,788,767
   #Australian Pharmaceutical Industries, Ltd............. 7,363,195  2,180,284
   *Australian Worldwide Exploration, Ltd................. 1,952,017  2,679,625
   *Autodom, Ltd..........................................   170,874      4,328
    Automotive Holdings Group NL..........................   540,730  1,215,391
   *Autron Corporation, Ltd...............................   989,247     14,128
   *Avanco Resources, Ltd................................. 1,355,398    138,901
   #AVJennings, Ltd....................................... 5,350,378  2,699,163

                                     1341

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
  #*Azumah Resources, Ltd................................   737,953 $   453,993
   *Ballarat South Gold, Ltd.............................     1,996          --
  #*Bandanna Energy, Ltd.................................   474,567   1,139,861
    Bank of Queensland, Ltd..............................   384,781   3,403,263
  #*Bannerman Resources, Ltd.............................   332,217     158,605
  #*BC Iron, Ltd.........................................   243,697     747,481
    Beach Petroleum, Ltd................................. 4,787,011   5,276,628
  #*Beadell Resources, Ltd............................... 1,500,515   1,389,029
    Bendigo Mining, Ltd..................................    92,075      11,620
  #*Berkeley Resources, Ltd..............................   434,006     214,442
    Beyond International, Ltd............................    61,256      43,742
  #*Billabong International, Ltd.........................   633,355   4,091,920
   *Bionomics, Ltd.......................................   181,029     126,997
   *Biota Holdings, Ltd..................................   969,579   1,026,852
   *Bisalloy Steel Group, Ltd............................   469,001      99,970
   #Blackmores, Ltd......................................    76,842   2,384,998
  #*BMA Gold, Ltd........................................ 1,829,221   1,025,198
    Boart Longyear Group................................. 1,792,094   7,973,612
   *Boom Logistics, Ltd..................................    51,533      16,106
   *Boulder Steel, Ltd................................... 1,667,795     191,305
  #*Bow Energy, Ltd......................................   928,159   1,038,407
    Bradken, Ltd.........................................   634,599   5,994,447
    Breville Group, Ltd..................................   598,466   2,050,559
    Brickworks, Ltd......................................   132,797   1,441,556
    BSA, Ltd.............................................   642,847     155,334
   #BT Investment Management, Ltd........................   165,552     408,400
   *Buccaneer Energy, Ltd................................   683,647      66,139
   #Cabcharge Australia, Ltd.............................   475,454   2,582,587
    Calliden Group, Ltd..................................   633,393     152,206
    Campbell Brothers, Ltd...............................   276,944  13,996,953
  #*Cape Lambert Resources, Ltd..........................   288,672     186,264
   *Cape Range Wireless, Ltd.............................     7,260          --
  #*Capral, Ltd..........................................    58,499      17,240
  #*Cardno, Ltd..........................................   316,614   1,875,154
  #*Carnarvon Petroleum, Ltd............................. 3,885,525     831,552
   *Carnegie Wave Energy, Ltd............................ 1,008,948      98,493
   #carsales.com.au, Ltd.................................   498,035   2,515,630
    Cash Converters International, Ltd................... 1,180,931     997,610
  #*Catalpa Resources, Ltd...............................   503,283     862,996
   *CDS Technologies, Ltd................................    13,276          --
   #Cedar Woods Properties, Ltd..........................   107,656     484,640
   #Cellestis, Ltd.......................................   379,722   1,577,631
    Cellnet Group, Ltd...................................   551,924     224,115
   *Centaurus Metals, Ltd................................ 1,148,463     132,444
   *Central Petroleum, Ltd............................... 1,242,358     106,505
    Centrebet International, Ltd.........................    81,336     187,623
   *Centrex Metals, Ltd..................................    51,889      21,644
  #*Ceramic Fuel Cells, Ltd.............................. 2,622,070     447,782
   *CGA Mining, Ltd......................................     9,176      24,711
  #*Chalice Gold Mines, Ltd..............................   310,980     104,157
   #Challenger Financial Services Group, Ltd............. 1,750,037   9,395,301
    Chandler Macleod Group, Ltd..........................   338,118     141,586
   *Chemeq, Ltd..........................................   166,742          --
   *ChemGenex Pharmaceuticals, Ltd.......................   115,291       3,166
   *Chesser Resources, Ltd...............................   120,901      86,164
   *Citigold Corp., Ltd.................................. 3,765,806     292,703
   #Clarius Group, Ltd................................... 1,055,873     695,872
  #*Clinuvel Pharmaceuticals, Ltd........................   118,435     221,446
   #Clough, Ltd.......................................... 1,527,345   1,204,117
    Clover Corp., Ltd....................................   269,348      93,357
  #*CO2 Group, Ltd.......................................   844,559     208,789

                                     1342

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
AUSTRALIA -- (Continued)
  #*Coal of Africa, Ltd..................................    589,980 $  692,377
  #*Coalspur Mines, Ltd..................................  1,239,823  2,252,129
  #*Cockatoo Coal, Ltd...................................  2,934,390  1,433,274
    Codan, Ltd...........................................    156,399    205,592
    Coffey International, Ltd............................    587,435    451,762
    Collection House, Ltd................................  1,734,764  1,435,175
   *Comet Ridge, Ltd.....................................     65,567     11,955
   #ConnectEast Group, Ltd............................... 15,054,714  8,755,810
  #*Conquest Mining, Ltd.................................  1,347,363    740,985
   #Consolidated Media Holdings, Ltd.....................  1,276,820  3,393,022
   *Continental Coal, Ltd................................  4,619,452    187,504
  #*Cooper Energy, Ltd...................................    336,842    149,838
    Count Financial, Ltd.................................    858,791    963,560
    Coventry Group, Ltd..................................    144,778    371,756
    Credit Corp. Group, Ltd..............................     92,598    433,508
   *Crescent Gold, Ltd...................................  1,874,760    134,931
  #*Crusader Resources, Ltd..............................     83,778    136,471
   #CSG, Ltd.............................................    674,612    720,064
    CSR, Ltd.............................................  1,781,368  5,141,049
   *CTI Logistics, Ltd...................................      6,000      7,201
  #*CuDeco, Ltd..........................................    399,317  1,442,978
   *Cue Energy Resources, Ltd............................  1,225,966    363,848
   #Customers, Ltd.......................................    477,130    447,546
    Data#3, Ltd..........................................     14,611    219,253
   #David Jones, Ltd.....................................  1,511,543  4,972,953
  #*Decmil Group, Ltd....................................    247,699    611,984
   *Deep Yellow, Ltd.....................................    850,894    158,361
    Devine, Ltd..........................................  1,989,993    523,489
  #*Discovery Metals, Ltd................................  1,249,162  1,993,383
    Domino's Pizza Enterprises, Ltd......................        802      5,368
   #Downer EDI, Ltd......................................  1,323,317  5,558,930
  #*Dragon Mining, Ltd...................................    168,012    252,375
  #*Drillsearch Energy, Ltd..............................    262,548    167,313
    DUET Group, Ltd......................................  3,697,647  6,276,801
   #DuluxGroup, Ltd......................................    884,531  2,532,346
   #DWS Advanced Business Solutions, Ltd.................    220,183    355,707
  #*Dyesol, Ltd..........................................    346,813    173,235
  #*Eastern Star Gas, Ltd................................  3,259,013  3,057,426
  #*Elders, Ltd..........................................  1,380,363    538,338
  #*Elemental Minerals, Ltd..............................    303,407    594,585
   *Ellect Holdings, Ltd.................................        482         --
   *Ellex Medical Lasers, Ltd............................    164,826     32,387
   *Emeco Holdings, Ltd..................................  2,143,907  2,705,471
  #*Energy Resources of Australia, Ltd...................    235,349  1,185,227
  #*Energy World Corp., Ltd..............................  3,906,481  2,828,138
   *Engenco, Ltd.........................................    228,803     27,530
   #Envestra, Ltd........................................  4,919,130  3,670,145
  #*Equatorial Resources, Ltd............................    162,889    521,059
   #Euroz, Ltd...........................................     55,156     99,944
   *Exco Resources, Ltd..................................    371,256    270,977
  #*Extract Resources, Ltd...............................    270,395  2,320,050
    Fantastic Holdings, Ltd..............................    355,613    742,463
  #*FAR, Ltd.............................................  2,769,553    125,038
  .*Ferraus, Ltd.........................................    193,884    212,719
    Finbar Group, Ltd....................................     54,550     56,226
   *Finders Resources, Ltd...............................      7,442      3,934
   #FKP Property Group, Ltd..............................  2,581,353  1,799,289
   #Fleetwood Corp., Ltd.................................    274,086  3,441,320
   #FlexiGroup, Ltd......................................    597,372  1,380,354
   #Flight Centre, Ltd...................................    192,954  4,551,461
  #*Flinders Mines, Ltd..................................  6,909,293  1,062,300

                                     1343

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
AUSTRALIA -- (Continued)
  #*Focus Minerals, Ltd................................. 10,919,799 $   816,124
   *Forest Enterprises Australia, Ltd...................  2,849,173          --
   #Forge Group, Ltd....................................    236,028   1,396,428
   *Forte Energy NL.....................................  1,036,232      66,026
   *FTD Corp., Ltd......................................     13,576          --
    G8 Education, Ltd...................................     13,492       9,305
  #*Galaxy Resources, Ltd...............................    681,752     510,121
   #Gazal Corp., Ltd....................................    104,542     223,571
  #*Geodynamics, Ltd....................................  1,015,653     358,046
  #*Gindalbie Metals, Ltd. (6369545)....................  1,950,192   1,689,031
   *Gindalbie Metals, Ltd. (B3PFYN1)....................      6,508       5,648
  #*Gloucester Coal, Ltd................................    172,654   1,765,087
  #*Golden Rim Resources, Ltd...........................    722,577     114,599
    Goodman Fielder, Ltd................................  5,856,026   5,776,447
   #Graincorp, Ltd. Series A............................    693,457   5,975,695
  #*Grange Resources, Ltd...............................  1,234,843     711,274
  #*Great Southern, Ltd.................................  9,302,784          --
  #*Greenland Minerals & Energy, Ltd....................    711,078     474,487
  #*Gryphon Minerals, Ltd...............................    804,034   1,651,690
    GUD Holdings, Ltd...................................    412,693   3,843,857
   *Gujarat NRE Coking Coal, Ltd........................    105,396      34,148
  #*Gunns, Ltd..........................................  2,872,620     786,490
   #GWA Group, Ltd......................................  1,019,230   2,906,762
   #Hastie Group, Ltd...................................    810,423     133,329
   *Havilah Resources NL................................    258,836     179,217
  #*HFA Holdings, Ltd...................................    221,484     294,217
    HGL, Ltd............................................    102,586     137,654
   *Highlands Pacific, Ltd..............................  2,651,500     874,440
   *Hillgrove Resources, Ltd............................    728,169     207,252
   #Hills Holdings, Ltd.................................    986,165   1,252,420
  #*Horizon Oil, Ltd....................................  3,490,047   1,208,835
   *Hutchison Telecommunications Australia, Ltd.........  7,774,533     590,642
  #*Icon Energy, Ltd....................................  1,014,750     184,138
   #iiNet, Ltd..........................................    408,433   1,081,228
   #Iluka Resources, Ltd................................    573,137  11,173,061
    Imdex, Ltd..........................................    812,684   2,099,815
    IMF Australia, Ltd..................................    314,016     523,894
  #*IMX Resources, Ltd..................................    594,082     319,428
   #Independence Group NL...............................    892,724   5,738,926
  #*Indo Mines, Ltd.....................................     81,968      54,070
  #*Indophil Resources NL...............................  3,102,057   1,330,805
    Industrea, Ltd......................................  1,420,051   1,839,254
   *Industrial Minerals Corp., Ltd......................     23,969       6,580
   #Infigen Energy, Ltd.................................  1,556,089     564,515
    Infomedia, Ltd......................................  1,458,074     375,927
   *Innamincka Petroleum, Ltd...........................    229,729      41,480
  #*Integra Mining, Ltd.................................  3,188,345   1,667,550
    Integrated Research, Ltd............................    261,513     106,211
  #*Intrepid Mines, Ltd.................................  1,794,707   3,515,756
   #Invocare, Ltd.......................................    561,603   4,334,936
   #IOOF Holdings, Ltd..................................    989,055   7,025,484
    Iress Market Technology, Ltd........................    394,340   3,742,262
  #*Iron Ore Holdings, Ltd..............................    336,216     493,488
  #*Ivanhoe Australia, Ltd..............................    291,329     817,138
   *Ixla, Ltd...........................................     89,921          --
   #JB Hi-Fi, Ltd.......................................    407,557   6,709,163
  #*Jupiter Mines, Ltd..................................    437,537     220,564
    K&S Corp., Ltd......................................    201,990     312,106
   *Kagara, Ltd.........................................  1,731,649   1,159,804
  #*Kangaroo Resources, Ltd.............................  1,967,177     323,500
   *Karoon Gas Australia, Ltd...........................    667,086   3,226,763

                                     1344

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
AUSTRALIA -- (Continued)
  #*Kasbah Resources, Ltd.................................   478,599 $  123,581
  #*Kimberley Metals, Ltd.................................   204,110     70,601
  #*Kings Minerals NL..................................... 1,961,035    495,901
   #Kingsgate Consolidated, Ltd...........................   557,653  5,431,646
  #*Kingsrose Mining, Ltd.................................   405,371    644,475
   *Lednium, Ltd..........................................   195,019     17,140
    Lemarne Corp., Ltd....................................    25,882    105,380
    Linc Energy, Ltd...................................... 1,190,192  3,671,542
  #*Liquefied Natural Gas, Ltd............................   577,343    247,299
    Lycopodium, Ltd.......................................    56,126    376,962
    M2 Telecommunications Group, Ltd......................   204,338    712,808
    MacMahon Holdings, Ltd................................ 3,174,294  2,012,490
    Macquarie Telecom Group, Ltd..........................    35,019    372,660
  #*Magma Metals, Ltd.....................................   240,771     63,579
   *Manhattan Corp., Ltd..................................     7,972      3,539
  #*Marengo Mining, Ltd................................... 1,368,146    331,713
   #Matrix Composites & Engineering, Ltd..................   130,877    960,101
    MaxiTRANS Industries, Ltd.............................   942,578    274,238
   #Mayne Pharma Group, Ltd...............................   205,191     87,765
   *McGuigan Simeon Wines, Ltd............................ 2,238,544    691,187
   #McMillan Shakespeare, Ltd.............................   228,148  2,323,282
   #McPherson's, Ltd......................................   303,441  1,025,284
    Medusa Mining, Ltd....................................   435,037  3,371,003
   #Melbourne IT, Ltd.....................................   418,496    814,009
  #*MEO Australia, Ltd....................................   681,039    134,535
   #Mermaid Marine Australia, Ltd.........................   891,753  2,954,939
  #*Mesoblast, Ltd........................................   232,262  2,315,371
   *Metals X, Ltd.........................................   131,887     34,708
  #*Metgasco, Ltd.........................................   602,575    234,824
  #*Metminco, Ltd......................................... 1,858,842    609,643
  #*MHM Metals, Ltd.......................................   181,427    201,034
   *Mikoh Corp., Ltd......................................   813,548     21,429
  #*Minara Resources, Ltd................................. 1,316,380    966,417
   #Mincor Resources NL...................................   990,706    971,782
   *Mineral Deposits, Ltd.................................   152,913    936,474
    Mineral Resources, Ltd................................   419,678  5,627,478
  #*Mirabela Nickel, Ltd.................................. 1,199,419  2,483,183
   *Molopo Energy, Ltd.................................... 1,186,993  1,023,844
  #*Moly Mines, Ltd.......................................    25,253     19,082
   #Monadelphous Group, Ltd...............................   318,887  6,699,933
   *Morning Star Gold NL..................................   332,749    113,626
    Mortgage Choice, Ltd..................................   631,109    914,179
  #*Mount Gibson Iron, Ltd................................ 2,962,399  5,847,405
    MSF Sugar, Ltd........................................    61,758    239,457
  #*Murchison Metals, Ltd................................. 1,229,022  1,046,069
  #*Myer Holdings, Ltd.................................... 2,221,367  5,631,902
   *Namoi Cotton Cooperative, Ltd.........................   196,490     85,857
  #*Nanosonics, Ltd.......................................   220,135    186,238
    National Can Industries, Ltd..........................    97,017    108,714
  #*Navigator Resources, Ltd..............................   416,952     11,874
   #Navitas, Ltd.......................................... 1,157,537  4,782,240
   *New Guinea Energy, Ltd................................   186,623     24,534
  #*Newland Resources, Ltd................................ 1,958,775    171,820
   *Nexbis, Ltd...........................................   580,630     60,918
   *Nexus Energy, Ltd..................................... 4,103,613  1,262,156
    NIB Holdings, Ltd.....................................   436,026    646,919
  #*Nido Petroleum, Ltd................................... 6,093,154    440,494
  #*Noble Mineral Resources, Ltd..........................   769,052    549,218
   *Norfolk Group, Ltd....................................   297,414    422,996
   *North Australian Diamonds, Ltd........................    16,663      4,235
  #*Northern Iron, Ltd....................................   379,313    770,347

                                     1345

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
AUSTRALIA -- (Continued)
   *Northern Star Resources, Ltd..........................   529,370 $  267,317
   *Norton Gold Fields, Ltd...............................   276,468     53,358
   *Novogen, Ltd..........................................    56,500     11,709
    NRW Holdings, Ltd.....................................   650,440  2,022,632
  #*Nucoal Resources NL...................................   429,538    172,295
   *Nufarm, Ltd...........................................   613,299  2,922,923
    Oakton, Ltd...........................................   378,695    895,135
  #*Oilex, Ltd............................................   247,428    101,684
   *Orbital Corp., Ltd....................................    49,264     20,130
  #*Orocobre, Ltd.........................................   257,530    586,429
   #OrotonGroup, Ltd......................................    83,501    671,981
   *Otto Energy, Ltd...................................... 1,518,553    136,795
    Pacific Brands, Ltd................................... 4,412,120  3,150,983
  #*Pacific Niugini, Ltd..................................   200,616     85,444
  #*Pan Pacific Petroleum NL.............................. 1,094,343    156,446
   *PanAust, Ltd.......................................... 1,751,439  7,881,530
   *Pancontinental Oil & Gas NL........................... 1,057,588    122,081
    Panoramic Resources, Ltd..............................   943,159  1,840,037
   *Paperlinx, Ltd........................................ 2,771,649    426,028
    Patties Foods, Ltd....................................    25,797     46,598
   #Peet, Ltd............................................. 1,096,798  1,743,538
  #*Peninsula Energy, Ltd................................. 5,178,834    409,253
   *Perilya, Ltd..........................................   891,134    700,101
   #Perpetual Trustees Australia, Ltd.....................   159,965  4,130,316
  #*Perseus Mining, Ltd................................... 1,605,654  5,481,043
  #*Pharmaxis, Ltd........................................   764,024    921,437
   *Photon Group, Ltd.....................................   240,874      9,530
   *Plantcorp NL..........................................     4,329         --
   *Platinum Australia, Ltd............................... 1,251,560    417,523
  #*Pluton Resources, Ltd.................................   538,056    176,716
    PMP, Ltd.............................................. 1,793,594  1,032,845
   *Poseidon Nickel, Ltd..................................   452,002     94,382
   #Premier Investments, Ltd..............................   217,219  1,322,914
  #*Prima Biomed, Ltd..................................... 1,995,895    568,130
   #Primary Health Care, Ltd.............................. 1,835,694  6,526,379
    Prime Media Group, Ltd................................ 1,001,480    735,887
  #*PrimeAg, Ltd. (B29NSJ8)...............................    36,343     45,180
   *PrimeAg, Ltd. (B50ZR19)...............................    17,956     22,291
    Programmed Maintenance Service, Ltd...................   549,269  1,184,668
   *QRxPharma, Ltd........................................    98,732    156,960
   *Quickstep Holdings, Ltd...............................   462,355    113,943
  #*Ramelius Resources, Ltd...............................   959,974  1,450,901
    RCR Tomlinson, Ltd.................................... 1,056,974  1,945,652
   #REA Group, Ltd........................................   208,861  2,743,098
   #Reckon, Ltd...........................................   186,876    527,551
  #*Red 5, Ltd............................................    42,302      6,972
  #*Red Fork Energy, Ltd..................................   252,916    134,847
    Redflex Holdings, Ltd.................................   377,855    732,455
   #Reece Australia, Ltd..................................   238,457  5,414,392
  #*Reed Resources, Ltd...................................   548,097    268,340
  #*Regis Resources, Ltd.................................. 1,195,060  3,573,164
   #Reject Shop, Ltd. (The)...............................   117,972  1,405,359
   *Resolute Mining, Ltd.................................. 1,711,616  2,540,481
  #*Resource & Investment NL..............................   283,117    329,558
   *Resource Generation, Ltd..............................   338,381    249,329
   #Retail Food Group, Ltd................................    42,730    111,155
  #*Rex Minerals, Ltd.....................................   390,095    977,563
  #*Rialto Energy, Ltd.................................... 1,264,038    526,602
   #Ridley Corp., Ltd..................................... 1,283,068  1,690,902
   *RiverCity Motorway Group, Ltd......................... 1,563,354         --
  #*Robust Resources, Ltd.................................   134,743    224,532

                                     1346

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED



                                                            SHARES    VALUE++
                                                           --------- ----------
AUSTRALIA -- (Continued)
  #*Roc Oil Co., Ltd...................................... 2,072,377 $  761,930
    Rock Building Society, Ltd............................    31,054     72,171
    Runge, Ltd............................................    30,702     13,799
   #Ruralco Holdings, Ltd.................................    88,146    319,069
   #SAI Global, Ltd....................................... 1,045,821  5,180,426
   *Salinas Energy, Ltd...................................   835,746    356,839
   #Salmat, Ltd...........................................   664,807  2,496,238
  #*Samson Oil & Gas, Ltd................................. 4,588,661    640,093
  #*Sandfire Resources NL.................................   394,850  3,382,878
  #*Saracen Mineral Holdings, Ltd......................... 1,420,962    936,720
    Schaffer Corp., Ltd...................................    33,766    126,311
    SDI, Ltd..............................................   169,883     31,535
   #Sedgman, Ltd..........................................   320,764    670,537
    Seek, Ltd.............................................   666,916  4,839,798
   #Select Harvests, Ltd..................................   286,663    582,104
  #*Senex Energy, Ltd..................................... 1,263,706    631,698
   #Servcorp, Ltd.........................................   301,327    983,457
   *Service Stream, Ltd................................... 1,432,710    764,191
    Seven Group Holdings, Ltd.............................   708,464  7,111,205
   #Seven West Media, Ltd................................. 1,216,239  4,791,082
   #Sigma Pharmaceuticals, Ltd............................ 4,862,235  2,427,141
  #*Sihayo Gold, Ltd......................................   603,971     86,467
  #*Silex System, Ltd.....................................   532,291  1,706,660
  #*Silver Lake Resources, Ltd............................   569,211  1,268,572
    Sirtex Medical, Ltd...................................   218,046  1,219,979
  #*Skilled Group, Ltd....................................   485,248  1,199,172
    Slater & Gordon, Ltd..................................    20,245     52,644
   #SMS Management & Technology, Ltd......................   347,409  2,318,593
    Southern Cross Electrical Engineering, Ltd............    16,785     15,757
   #Southern Cross Media Group, Ltd....................... 2,546,520  3,860,316
    SP Ausnet, Ltd........................................   653,338    659,523
   #SP Telemedia, Ltd..................................... 1,494,571  2,499,643
    Spark Infrastructure Group, Ltd....................... 4,783,165  6,818,414
   #Specialty Fashion Group, Ltd..........................   809,557    719,728
    Spotless Group, Ltd................................... 1,196,861  2,680,525
  #*St. Barbara, Ltd...................................... 1,636,736  3,309,331
   *Starpharma Holdings, Ltd..............................   652,875  1,104,737
   *Straits Resources, Ltd................................   878,069    758,767
   *Strike Energy, Ltd....................................    88,132     16,468
    Structural Systems, Ltd...............................   138,772    120,216
    STW Communications Group, Ltd.........................   834,601    859,609
  #*Sundance Energy Australia, Ltd........................   751,727    656,210
   *Sundance Resources, Ltd............................... 8,756,539  5,043,885
   *Sunland Group, Ltd....................................   741,191    472,629
   #Super Retail Group, Ltd...............................   836,106  6,400,820
   *Swick Mining Services, Ltd............................    71,883     29,938
    Symex Holdings, Ltd...................................   492,668    227,657
   #Talent2 International, Ltd............................   472,312    729,820
  #*Talisman Mining, Ltd..................................   217,981    148,630
  #*Tanami Gold NL........................................   418,000    468,368
   *Tap Oil, Ltd.......................................... 1,465,268  1,351,616
    Tassal Group, Ltd.....................................   626,912    977,101
   #Technology One, Ltd................................... 1,322,653  1,599,508
    Ten Network Holdings, Ltd............................. 3,492,166  4,133,571
   *Terramin Australia, Ltd...............................   155,209     48,626
   *Texon Petroleum, Ltd..................................   565,880    329,688
    TFS Corp., Ltd........................................ 1,323,074  1,149,818
    Thakral Holdings Group, Ltd........................... 2,559,697  1,530,673
   #ThinkSmart, Ltd.......................................   114,803     82,549
    Thorn Group, Ltd......................................   370,228    776,782
  #*Thundelarra Exploration, Ltd..........................   260,965    102,686

                                     1347

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
AUSTRALIA -- (Continued)
  #*Tiger Resources, Ltd...............................  1,751,101 $    949,388
   *TNG, Ltd...........................................    207,823       21,342
   *Toro Energy, Ltd...................................     70,156        6,525
   #Tox Free Solutions, Ltd............................    355,104      817,599
   #Transfield Services, Ltd...........................  1,784,320    6,545,282
  #*Transpacific Industries Group, Ltd.................  2,759,327    2,768,931
   #Troy Resources NL..................................    346,695    1,542,221
   #Trust Co., Ltd. (The)..............................     82,756      519,337
   #UGL, Ltd...........................................    332,576    4,897,909
  #*UXC, Ltd...........................................  1,169,545      839,281
  #*Venture Minerals, Ltd..............................    417,413      218,149
   *Venturex Resources, Ltd............................     42,171        4,623
   *View Resources, Ltd................................     64,168        1,339
   #Village Roadshow, Ltd..............................    855,994    3,114,221
  #*Virgin Blue Holdings, Ltd..........................  7,309,339    2,370,849
    Warrnambool Cheese & Butter Factory Co. Holding,
      Ltd..............................................      1,203        5,413
   #Watpac, Ltd........................................    683,114    1,050,455
    WDS, Ltd...........................................    375,342      356,485
   *Webfirm Group, Ltd.................................    124,813       11,194
   #Webjet, Ltd........................................    356,064      768,257
   *Webster, Ltd.......................................    144,737       61,070
   #Western Areas NL...................................    558,671    3,597,248
   *Westgold Resources, Ltd............................     59,310       15,903
  #*White Energy Co., Ltd..............................    643,913    1,514,572
    WHK Group, Ltd.....................................  1,202,433    1,136,242
   #Wide Bay Australia, Ltd............................     78,297      719,498
  #*WildHorse Energy, Ltd..............................    212,714       67,594
   *Willmott Forests, Ltd..............................     17,224           --
  #*Windimurra Vanadium, Ltd...........................    537,429      100,371
   #Wotif.com Holdings, Ltd............................    505,776    2,553,473
  #*WPG Resources, Ltd.................................    475,065      516,769
                                                                   ------------
TOTAL AUSTRALIA........................................             622,277,639
                                                                   ------------

HONG KONG -- (17.4%)
   *ABC Communications Holdings, Ltd...................    726,000       31,975
    Aeon Credit Service (Asia) Co., Ltd................    580,000      454,082
    Aeon Stores Hong Kong Co., Ltd.....................    234,000      556,046
    Alco Holdings, Ltd.................................  1,426,000      596,491
    Allan International Holdings, Ltd..................    720,000      273,138
    Allied Group, Ltd..................................    683,200    2,322,754
    Allied Overseas, Ltd...............................     50,000       24,182
    Allied Properties, Ltd............................. 12,297,857    2,414,097
   *Amax Holdings, Ltd.................................  9,312,000      140,987
   *Apac Resources, Ltd................................ 12,600,000      670,315
   *APT Satellite Holdings, Ltd........................  1,275,000      280,913
  #*Artel Solutions Group Holdings, Ltd................  7,885,000      167,569
   *Artini China Co., Ltd..............................  2,530,000       80,751
    Arts Optical International Holdings, Ltd...........    730,000      295,020
    Asia Financial Holdings, Ltd.......................  2,474,908    1,061,787
    Asia Satellite Telecommunications Holdings, Ltd....    962,000    2,141,438
    Asia Standard Hotel Group, Ltd..................... 11,897,218    1,418,089
    Asia Standard International Group, Ltd............. 13,365,185    3,290,651
   *Asia TeleMedia, Ltd................................  2,832,000       36,337
   *Associated International Hotels, Ltd...............    980,000    2,161,607
    Aupu Group Holding Co., Ltd........................  2,504,000      269,852
    Automated Systems Holdings, Ltd....................    394,000       65,701
    Bauhaus International Holdings, Ltd................    662,000      300,178
   *Beijing Yu Sheng Tang Pharmaceutical Group, Ltd....  2,160,000       37,489
   *Bel Global Resources Holdings, Ltd.................  2,576,000       46,934
   *Bio-Dynamic Group, Ltd.............................  2,544,000      316,251
   *Birmingham International Holdings, Ltd.............  6,502,000      126,807

                                     1348

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
HONG KONG -- (Continued)
   #Bonjour Holdings, Ltd................................  4,356,000 $  786,534
    Bossini International Holdings, Ltd..................  3,871,500    422,050
  #*Burwill Holdings, Ltd................................  8,300,960    313,495
   #Cafe de Coral Holdings, Ltd..........................  1,172,000  2,948,201
   *Capital Estate, Ltd..................................  5,151,000    181,411
    Century City International Holdings, Ltd.............  6,419,460    468,379
   *Century Sunshine Group Holdings, Ltd.................  3,655,000    112,551
    Champion Technology Holdings, Ltd.................... 14,734,387    302,584
    Chen Hsong Holdings, Ltd.............................    898,000    421,359
    Cheuk Nang Holdings, Ltd.............................    379,041    187,814
    Chevalier International Holdings, Ltd................    737,482    974,571
    Chevalier Pacific Holdings, Ltd......................  5,497,500    198,184
    Chigo Holding, Ltd...................................    722,000     53,842
   *China Best Group Holding, Ltd........................  3,721,400     65,295
   *China Boon Holdings, Ltd.............................  5,960,000    173,614
   *China CBM Group, Ltd.................................  6,930,301    533,706
   *China Digicontent Co., Ltd...........................  2,710,000      3,477
   *China Digital Licensing Group, Ltd...................  2,190,000     74,502
   *China Electronics Corp. Holdings Co., Ltd............  2,888,250    268,175
  #*China Energy Development Holdings, Ltd............... 21,966,000    450,297
   *China Financial Services Holdings, Ltd...............    954,000     58,541
   *China Flavors & Fragrances Co., Ltd..................    144,924     29,190
   *China Gamma Group, Ltd...............................  6,275,000    166,183
   *China Infrastructure Investment, Ltd.................  8,680,000    273,336
   *China Investments Holdings, Ltd......................    149,000      3,931
   *China Mandarin Holdings, Ltd.........................  5,012,400    166,801
    China Metal International Holdings, Ltd..............  2,582,000    633,049
   *China Motion Telecom International, Ltd..............  5,080,000     57,463
    China Motor Bus Co., Ltd.............................     50,000    457,139
   *China Ocean Shipbuilding Industry Group, Ltd.........  4,137,500     81,655
   *China Oriental Culture Group, Ltd....................  3,600,000    259,805
    China Overseas Grand Oceans Group, Ltd...............     25,000     36,220
   *China Pipe Group, Ltd................................    100,000        447
   *China Properties Investment Holdings, Ltd............     38,000        184
  #*China Public Procurement, Ltd........................  5,352,000    466,959
   *China Renji Medical Group, Ltd....................... 12,784,000     98,417
   *China Solar Energy Holdings, Ltd..................... 23,690,000    301,171
   *China Strategic Holdings, Ltd........................ 12,365,000    332,688
   #China Taisan Technology Group Holdings, Ltd..........    545,000     74,449
  #*China Timber Resources Group, Ltd.................... 32,400,000  1,540,559
    China Ting Group Holdings, Ltd.......................  2,443,151    253,489
   *China Tycoon Beverage Holdings, Ltd..................  2,732,000     98,605
   *China WindPower Group, Ltd........................... 14,540,000  1,117,843
   *China Yunnan Tin Minerals Group Co., Ltd.............  9,428,000     72,574
    China-Hongkong Photo Products Holdings, Ltd..........  2,123,000    198,399
    Chinney Investments, Ltd.............................  1,144,000    175,225
    Chong Hing Bank, Ltd.................................    878,000  1,854,810
   *Chow Sang Sang Holdings International, Ltd...........    719,680  2,724,122
    Chu Kong Shipping Development Co., Ltd...............  2,188,000    449,161
   *Chuang's China Investments, Ltd......................  3,388,000    188,980
    Chuang's Consortium International, Ltd...............  3,569,965    443,765
    Chun Wo Development Holdings, Ltd....................  2,002,926    111,482
   #Citic 1616 Holdings, Ltd.............................  4,388,000  1,035,663
   *City e-Solutions, Ltd................................    186,000     18,851
   #City Telecom, Ltd....................................  1,517,751    857,245
    CK Life Sciences International Holdings, Inc......... 12,548,000    763,435
   *Climax International Co., Ltd........................     40,700        131
    CNT Group, Ltd.......................................  8,315,264    383,485
   *COL Capital, Ltd.....................................  2,725,840    514,525
    Computer & Technologies Holdings, Ltd................    432,000    101,763
    Continental Holdings, Ltd............................  5,148,250     96,276

                                     1349

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
HONG KONG -- (Continued)
    Cosmos Machinery Enterprises, Ltd....................  1,616,400 $  182,594
   *Cosway Corp., Ltd....................................  1,600,000    185,288
   *CP Lotus Corp., Ltd.................................. 11,420,000    372,574
    Cross-Harbour Holdings, Ltd. (The)...................    657,520    572,303
   *CSI Properties, Ltd.................................. 20,399,625    706,647
   *CST Mining Group, Ltd................................ 71,688,000  1,851,320
   *Culture Landmark Investment, Ltd..................... 10,196,000    242,025
   *Culturecom Holdings, Ltd.............................    105,000     12,377
    Dah Sing Banking Group, Ltd..........................  1,071,840  1,426,258
    Dah Sing Financial Holdings, Ltd.....................    396,950  1,923,224
   *Dan Form Holdings Co., Ltd...........................  3,261,260    313,748
    DBA Telecommunication Asia Holdings, Ltd.............  1,756,000    552,002
  #*Dejin Resources Group Co., Ltd....................... 20,358,000    548,677
    Dickson Concepts International, Ltd..................    911,000    687,714
   *Digitalhongkong.com, Ltd.............................     27,388      4,021
   *Doxen Energy Group, Ltd..............................    542,796    106,136
   *Dragonite International, Ltd.........................    330,000      6,061
    DVN Holdings, Ltd....................................  2,183,000    125,788
    Dynamic Holdings, Ltd................................    374,000     71,562
   #Eagle Nice International Holdings, Ltd...............  1,078,000    220,812
    EcoGreen Fine Chemicals Group, Ltd...................  1,112,000    375,638
   *Eforce Holdings, Ltd.................................  5,402,000     16,635
   *EganaGoldpfeil Holdings, Ltd.........................  4,121,757         --
   *E-Kong Group, Ltd....................................    620,000     36,166
    Emperor Entertainment Hotel, Ltd.....................  2,440,000    563,743
    Emperor International Holdings, Ltd..................  5,836,753  1,340,590
   #Emperor Watch & Jewellery, Ltd.......................  9,550,000  2,052,433
  #*ENM Holdings, Ltd.................................... 15,112,000  1,141,658
   *Enviro Energy International Holdings, Ltd............  4,020,000    386,840
   *EPI Holdings, Ltd....................................  4,259,927    120,581
   *eSun Holdings, Ltd...................................  2,140,000    588,922
    EVA Precision Industrial Holdings, Ltd...............  4,764,000  1,803,357
   *Ezcom Holdings, Ltd..................................     72,576        447
    Fairwood, Ltd........................................    316,600    487,123
    Far East Consortium International, Ltd...............  4,570,342  1,014,784
   *Far East Technology International, Ltd...............    179,520     17,736
   *First Natural Foods Holdings, Ltd....................  2,365,000         --
   *Foundation Group, Ltd................................  2,350,000     35,278
    Fountain SET Holdings, Ltd...........................  1,818,000    342,805
    Four Seas Mercantile Holdings, Ltd...................    592,000    163,762
   *Frasers Property China, Ltd.......................... 16,477,000    397,273
   *Freeman Corp., Ltd................................... 11,885,000    181,599
    Fujikon Industrial Holdings, Ltd.....................    912,000    150,703
   *Genting Hong Kong, Ltd...............................     17,000      7,430
    Get Nice Holdings, Ltd............................... 12,168,000    779,486
    Giordano International, Ltd..........................  7,162,000  5,446,383
   *Global Green Tech Group, Ltd.........................  4,876,000     54,430
   *Global Tech Holdings, Ltd............................  5,498,000     29,078
    Glorious Sun Enterprises, Ltd........................  2,662,000  1,069,920
    Gold Peak Industries Holding, Ltd....................  3,118,642    408,242
    Golden Resources Development International, Ltd......  3,330,500    213,236
    Goldin Financial Holdings, Ltd.......................    480,000     61,008
   *Goldin Properties Holdings, Ltd......................  2,040,000    816,905
    Golik Holdings, Ltd..................................    250,500     24,390
   *Good Fellow Resources Holdings, Ltd..................  1,670,000     99,638
   *Grande Holdings, Ltd.................................    882,000     46,399
    Great Eagle Holdings, Ltd............................    709,499  2,336,608
  #*Greenheart Group, Ltd................................  1,626,000    268,763
   *G-Resources Group, Ltd............................... 50,175,000  4,063,299
   *Group Sense International, Ltd.......................  2,448,000     61,229
   *Guangnan Holdings, Ltd...............................  2,249,600    380,627

                                     1350

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
HONG KONG -- (Continued)
   *Guojin Resources Holdings, Ltd......................  1,724,295 $   14,820
    Haitong International Securities Group, Ltd.........  1,203,586    637,597
   *Hang Fung Gold Technology, Ltd......................  1,972,482         --
    Hang Ten Group Holdings, Ltd........................  2,254,000    638,321
    Hannstar Board International Holdings, Ltd..........  1,446,000    157,232
    Hanny Holdings, Ltd.................................    747,979     28,755
   *Hans Energy Co., Ltd................................  7,556,000    180,955
    Harbour Centre Development, Ltd.....................    957,500  1,264,534
   *Hengli Commercial Properties Group, Ltd.............    336,000     23,750
    High Fashion International, Ltd.....................    268,000    110,402
    HKR International, Ltd..............................  2,494,336  1,413,855
    Hon Kwok Land Investment Co., Ltd...................    306,800    110,599
   *Hong Fok Land, Ltd..................................  1,210,000      1,553
    Hong Kong Ferry Holdings, Ltd.......................    809,300    750,233
    Hong Kong Food Investment Holdings, Ltd.............    202,184     28,567
    Hongkong Chinese, Ltd...............................  4,628,000    812,629
    Hop Fung Group Holdings, Ltd........................    888,000     69,428
    Hsin Chong Construction Group, Ltd..................  1,569,658    279,487
   *Huafeng Group Holdings, Ltd.........................  6,713,325    257,713
    Hung Hing Printing Group, Ltd.......................  1,188,000    381,297
    Hutchison Harbour Ring, Ltd.........................  9,432,000    979,564
  #*Hutchison Telecommunications Hong Kong Holdings,
   Ltd..................................................  2,900,000  1,029,832
   *Hybrid Kinetic Group, Ltd........................... 14,884,000    225,540
   *HyComm Wireless, Ltd................................     89,090     38,588
   *I-Cable Communications, Ltd.........................    531,000     47,672
   *IDT International, Ltd..............................  6,240,183    124,708
   *Imagi International Holdings, Ltd................... 10,760,000    453,486
   *International Resources Enterprise, Ltd.............    330,000     51,727
    iOne Holdings, Ltd..................................  3,140,000     45,150
    IPE Group, Ltd......................................  2,060,000    256,296
   #IT, Ltd.............................................  2,802,532  2,742,701
    ITC Corp., Ltd......................................    893,645     38,260
   *ITC Properties Group, Ltd...........................  3,645,747    893,369
   *Jinchuan Group International Resources Co., Ltd.....    970,000    386,667
   *Jinhui Holdings, Ltd................................    384,000     77,835
   *Jiuzhou Development Co., Ltd........................  2,558,000    177,598
    JLF Investment Co., Ltd.............................  3,293,500    286,224
    Joyce Boutique Holdings, Ltd........................  1,530,000    207,551
    Junefield Department Store Group, Ltd...............    306,000     23,147
   #K Wah International Holdings, Ltd...................  5,583,405  1,953,546
    Kam Hing International Holdings, Ltd................  1,974,000    230,388
    Kantone Holdings, Ltd............................... 14,737,990    162,644
   *Karl Thomson Holdings, Ltd..........................  1,188,000     72,984
    Karrie International Holdings, Ltd..................  1,383,600     72,375
    Keck Seng Investments (Hong Kong), Ltd..............    904,600    424,865
    Kin Yat Holdings, Ltd...............................    586,000    190,112
   *King Pacific International Holdings, Ltd............  1,404,200     21,981
   *King Stone Energy Group, Ltd........................  2,796,000    697,714
    Kingmaker Footwear Holdings, Ltd....................  1,476,955    285,782
  #*Kingston Financial Group, Ltd....................... 11,717,000  1,442,352
    Kith Holdings, Ltd..................................    204,000     35,481
   *Kiu Hung Energy Holdings, Ltd....................... 10,810,000    213,452
   *Ko Yo Chemical Group, Ltd........................... 16,260,000    365,100
    Kowloon Development Co., Ltd........................  1,588,000  2,137,430
   *KTP Holdings, Ltd...................................    560,400     76,203
    Kwoon Chung Bus Holdings, Ltd.......................    556,000    131,261
   *Lai Sun Development Co., Ltd........................ 44,552,800  1,169,806
   *Lai Sun Garment International, Ltd..................  2,770,000    305,846
    Lam Soon Hong Kong, Ltd.............................    302,310    271,367
   *Leading Spirit High-Tech Holdings Co., Ltd..........  2,310,000      2,964
  #*Lee & Man Handbags, Ltd.............................  1,420,000    185,841

                                     1351

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
HONG KONG -- (Continued)
   #Lee & Man Holdings, Ltd..............................  1,420,000 $1,644,048
   *Lee's Pharmaceutical Holdings, Ltd...................      5,000      1,936
   #Lerado Group Holdings Co., Ltd.......................  1,900,000    213,880
    Li Heng Chemical Fibre Technologies, Ltd.............  1,740,000    217,269
    Lippo China Resources, Ltd...........................  8,092,000    227,168
    Lippo, Ltd...........................................  1,195,700    492,142
   *Lisi Group Holdings, Ltd.............................  4,262,000    267,649
    Liu Chong Hing Investment, Ltd.......................    775,200    912,503
   *Longrun Tea Group Co., Ltd...........................  1,900,000    119,319
    Luen Thai Holdings, Ltd..............................  1,345,000    129,553
    Luk Fook Holdings International, Ltd.................    452,000  2,364,905
   #Luks Industrial Group, Ltd...........................    428,913    100,120
   *Lung Cheong International Holdings, Ltd..............  6,790,000    384,053
    Lung Kee (Bermuda) Holdings, Ltd.....................  1,597,875    980,031
   *Madex International Holdings, Ltd....................  3,182,000     71,053
    Magnificent Estates, Ltd............................. 13,184,000    556,580
    Mainland Headwear Holdings, Ltd......................    765,600     86,463
    Man Yue Technology Holdings, Ltd.....................  1,064,000    246,568
   *Mascotte Holdings, Ltd...............................  6,636,000    403,766
    Matrix Holdings, Ltd.................................  1,067,414    186,774
   *Mei Ah Entertainment Group, Ltd...................... 11,040,000    251,142
    Melbourne Enterprises, Ltd...........................     40,500    658,771
   #Melco International Development, Ltd.................  3,309,000  4,087,116
   #Midland Holdings, Ltd................................  2,914,000  1,693,677
    Ming Fai International Holdings, Ltd.................  1,680,000    474,391
  #*Ming Fung Jewellery Group, Ltd.......................  6,610,000    789,307
    Miramar Hotel & Investment Co., Ltd..................    772,000    961,431
    Modern Beauty Salon Holdings, Ltd....................    160,000     17,473
   *Mongolia Energy Corp., Ltd........................... 10,603,000  1,344,156
    Nanyang Holdings, Ltd................................    137,500    458,890
    National Electronics Holdings, Ltd...................  2,156,000    262,918
    Natural Beauty Bio-Technology, Ltd...................  4,470,000    973,246
   #Neo-Neon Holdings, Ltd...............................  1,712,500    483,108
    Net2Gather China Holdings, Ltd.......................  8,139,720    211,924
    New Century Group Hong Kong, Ltd..................... 13,351,464    339,611
   *New Focus Auto Tech Holdings, Ltd....................     96,000     24,971
   *New Smart Energy Group, Ltd.......................... 22,650,000    224,090
  #*New Times Energy Corp., Ltd.......................... 25,670,000    349,003
    Neway Group Holdings, Ltd............................ 24,579,087    491,874
    NewOcean Green Energy Holdings, Ltd..................  2,880,000    665,232
   *Next Media, Ltd......................................  3,725,183    521,195
   *Ngai Lik Industrial Holdings, Ltd....................  2,522,000     21,582
   *Norstar Founders Group, Ltd..........................  3,256,000         --
  #*North Asia Resources Holdings, Ltd...................  2,108,600    201,223
  #*Orange Sky Golden Harvest Entertainment Holdings,
   Ltd...................................................  6,229,706    266,635
   *Orient Power Holdings, Ltd...........................    804,000     19,394
   #Oriental Watch Holdings, Ltd.........................  1,282,800  1,045,203
    Pacific Andes International Holdings, Ltd............  5,262,919    600,775
    Pacific Basin Shipping, Ltd..........................  7,551,000  4,137,945
   *Pacific Century Premium Developments, Ltd............  4,403,000    841,876
    Pacific Textile Holdings, Ltd........................  1,750,000  1,215,945
    Paliburg Holdings, Ltd...............................  2,290,830    863,627
   *Pan Asia Environmental Protection Group, Ltd.........  1,258,432    155,114
    Paul Y Engineering Group, Ltd........................     77,759      7,803
  #*Peace Mark Holdings, Ltd.............................  2,738,022         --
    Pearl Oriental Innovation, Ltd.......................  4,716,800    532,200
    Pegasus International Holdings, Ltd..................    226,000     40,562
    Pico Far East Holdings, Ltd..........................  3,910,000    787,306
   *PME Group, Ltd.......................................  5,960,000    186,176
   *PNG Resources Holdings, Ltd.......................... 16,626,362    447,802
    Pokfulam Development Co., Ltd........................    234,000    245,383

                                     1352

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
HONG KONG -- (Continued)
    Polytec Asset Holdings, Ltd..........................  4,993,526 $  639,599
    Public Financial Holdings, Ltd.......................  1,928,000  1,098,821
   *PYI Corp., Ltd....................................... 12,344,000    537,013
   *Pyxis Group, Ltd.....................................  1,936,000     42,229
   *QPL International Holdings, Ltd......................    603,000     25,188
    Raymond Industrial, Ltd..............................  1,383,400    162,858
    Regal Hotels International Holdings, Ltd.............  2,393,800    969,025
   *Richfield Group Holdings, Ltd........................    616,000     47,377
   *Rising Development Holdings, Ltd.....................  2,278,000    446,592
    Rivera Holdings, Ltd.................................  5,710,000    219,915
    Roadshow Holdings, Ltd...............................  1,456,000    132,580
   #Royale Furniture Holdings, Ltd.......................  1,480,387    641,991
   #Royale Furniture Holdings, Ltd.......................  1,480,387    641,991
    S.A.S. Dragon Holdings, Ltd..........................  1,212,000    315,794
    Sa Sa International Holdings, Ltd....................  2,394,000  1,893,328
    Safety Godown Co., Ltd...............................    398,000    301,283
    Samling Global, Ltd..................................  6,004,000    638,303
    Samson Paper Holdings, Ltd...........................  1,800,000    109,265
   *San Miguel Brewery Hong Kong, Ltd....................    612,800    118,185
   *Sanyuan Group, Ltd...................................    415,000      7,987
    SEA Holdings, Ltd....................................  1,140,000    640,009
   *Sheng Yuan Holdings, Ltd.............................    210,000     19,753
   #Shenyin Wanguo, Ltd..................................  1,297,500    482,123
    Shenzhen High-Tech Holdings, Ltd.....................    812,000     57,309
   *Shougang Concord Grand Group, Ltd....................  2,451,000    112,606
   *Shougang Concord Technology Holdings, Ltd............  4,201,809    226,625
    Shui On Construction & Materials, Ltd................    936,771  1,225,930
   *Shun Ho Resources Holdings, Ltd......................    483,000     81,041
   *Shun Ho Technology Holdings, Ltd.....................  1,037,452    172,987
    Shun Tak Holdings, Ltd...............................  4,299,941  2,828,936
    Sing Tao News Corp., Ltd.............................  1,974,000    566,976
   #Singamas Container Holdings, Ltd.....................  5,922,000  2,047,616
   *Sino Dragon New Energy Holdings, Ltd.................  5,616,000    595,997
   *Sino Gas Group, Ltd..................................  4,980,000    158,282
   *Sinocan Holdings, Ltd................................    350,000      1,751
  #*Sinocop Resources Holdings, Ltd......................  3,810,000    499,117
   *Sino-Tech International Holdings, Ltd................ 23,400,000    356,817
  #*Sinotel Technologies, Ltd............................    763,000    148,879
    SIS International Holdings, Ltd......................     34,000     14,260
   *Skyfame Realty Holdings, Ltd.........................  2,737,750    259,944
   #SmarTone Telecommunications Holdings, Ltd............  2,593,000  4,017,214
   *SMI Publishing Group, Ltd............................    250,511        482
   *Solartech International Holdings, Ltd................    350,000     10,717
   *Solomon Systech International, Ltd...................  6,312,000    271,050
    South China (China), Ltd.............................  6,744,000    467,242
    South China Financial Holdings, Ltd..................  4,872,000     51,096
   *South China Land, Ltd................................ 20,847,170    333,653
    Southeast Asia Properties & Finance, Ltd.............    289,891     81,705
   *Starlight International Holdings, Ltd................  3,125,325     59,247
    Stella International Holdings, Ltd...................    578,574  1,579,411
    Styland Holdings, Ltd................................    129,347        290
   *Success Universe Group, Ltd..........................  5,552,000    355,268
    Sun Hing Vision Group Holdings, Ltd..................    358,000    151,789
   #Sun Hung Kai & Co., Ltd..............................  1,422,621  1,043,139
  #*Sun Innovation Holdings, Ltd......................... 10,285,655    297,286
   *Sunway International Holdings, Ltd...................    866,000     29,669
   *Superb Summit International Timber Co., Ltd.......... 11,571,600    445,696
  #*Sustainable Forest Holdings, Ltd..................... 10,415,250    533,519
    SW Kingsway Capitol Holdings, Ltd....................  5,750,000    161,619
    Synergis Holdings, Ltd...............................    322,033     33,437
  #*Tack Fat Group International, Ltd....................    444,800         --
   *Tack Hsin Holdings, Ltd..............................  1,024,000    377,851

                                     1353

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
HONG KONG -- (Continued)
   #Tai Cheung Holdings, Ltd.............................  1,919,000 $1,513,143
    Tai Sang Land Development, Ltd.......................    576,984    256,156
   *Talent Property Group, Ltd...........................  5,001,420    218,950
    Tan Chong International, Ltd.........................  1,212,000    282,718
   #Techtronic Industries Co., Ltd.......................  4,086,000  4,268,277
   *Termbray Industries International (Holdings), Ltd....  2,304,900    250,740
    Tern Properties Co., Ltd.............................     51,200     21,665
    Texhong Textile Group, Ltd...........................    212,000     87,018
    Texwinca Holdings, Ltd...............................  2,136,000  3,006,620
   *Theme International Holdings, Ltd....................  4,090,000    215,470
   *Tian Teck Land, Ltd..................................  1,054,000    933,312
    Tianda Holdings, Ltd.................................    306,000     19,637
  #*Titan Petrochemicals Group, Ltd...................... 11,760,000    693,351
   *Tom Group, Ltd.......................................  3,612,000    384,150
    Tongda Group Holdings, Ltd........................... 10,120,000    433,882
   #Top Form International, Ltd..........................  2,760,000    205,102
   *Topsearch International Holdings, Ltd................  3,860,000    123,892
    Town Health International Investments, Ltd...........  1,175,165    164,072
    Tradelink Electronic Commerce, Ltd...................    788,000    130,102
    Transport International Holdings, Ltd................    862,941  2,237,639
   *Trinity, Ltd.........................................  2,566,000  2,845,340
    Tristate Holdings, Ltd...............................    188,000    118,097
   *TSC Group Holdings, Ltd..............................  1,928,000    411,006
   #Tse Sui Luen Jewellery International, Ltd............    300,000    309,712
    Tungtex Holdings Co., Ltd............................    910,000    149,677
    Tysan Holdings, Ltd..................................  1,040,773    204,266
    United Laboratories International Holdings, Ltd.
      (The)..............................................  1,212,000  1,244,968
   *Universal Technologies Holdings, Ltd.................  1,990,000    158,756
   *U-Right International Holdings, Ltd..................  4,746,000      8,525
   *Value Convergence Holdings, Ltd......................  1,216,000    196,449
   #Value Partners Group, Ltd............................  2,347,000  1,878,867
    Van Shung Chong Holdings, Ltd........................  2,185,335    185,270
   *Vantage International Holdings, Ltd..................  2,778,000    274,569
    Varitronix International, Ltd........................  1,072,293    682,555
    Vedan International Holdings, Ltd....................  3,272,000    255,881
    Veeko International Holdings, Ltd....................  4,423,751    257,822
    Victory City International Holdings, Ltd.............  3,225,076    561,758
   *Vision Values Holdings, Ltd..........................    281,400      9,594
   *Vital Group Holdings, Ltd............................    470,000     75,829
    Vitasoy International Holdings, Ltd..................  3,623,000  2,640,301
   *Vongroup, Ltd........................................ 10,865,000     62,841
   *VST Holdings, Ltd....................................  2,198,000    557,911
    Wah Ha Realty Co., Ltd...............................    278,600    129,942
  #*Wah Nam International Holdings, Ltd.................. 22,765,720  3,244,788
    Wai Kee Holdings, Ltd................................  8,176,738  1,767,241
   *Wai Yuen Tong Medicine Holdings, Ltd.................  1,664,341     30,217
    Wang On Group, Ltd...................................  6,631,286     84,991
   *Warderly International Holdings, Ltd.................    520,000     32,026
    Water Oasis Group, Ltd...............................  1,632,000    202,695
    Win Hanverky Holdings, Ltd...........................  1,712,000    220,012
   *Winfoong International, Ltd..........................  1,331,000     18,123
   *Wing Hing International Holdings, Ltd................  4,780,000    300,077
    Wing On Co. International, Ltd.......................    781,000  1,653,464
    Wing Tai Properties, Ltd.............................  1,957,331    781,827
  #*Winteam Pharmaceutical Group, Ltd....................  4,264,000    753,953
    Wong's International (Holdings), Ltd.................    737,641    180,503
    Wong's Kong King International Holdings, Ltd.........    120,000     13,377
    Xingye Copper International Group, Ltd...............  1,559,000    313,984
    Y. T. Realty Group, Ltd..............................    865,000    223,749
    Yangtzekiang Garment, Ltd............................    606,500    172,803
    Yau Lee Holdings, Ltd................................    534,000     76,713

                                     1354

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
HONG KONG -- (Continued)
   *Yeebo (International Holdings), Ltd................    572,000 $    101,226
    YGM Trading, Ltd...................................    345,000    1,068,953
   *Yueshou Environmental Holdings, Ltd................    510,800        3,072
    Yugang International, Ltd.......................... 93,492,000      851,500
                                                                   ------------
TOTAL HONG KONG........................................             214,625,563
                                                                   ------------
MALAYSIA -- (0.0%)
   *Autoways Holdings Berhad...........................     10,000        4,346
   *Rekapacific Berhad.................................    473,000           --
                                                                   ------------
TOTAL MALAYSIA.........................................                   4,346
                                                                   ------------
NEW ZEALAND -- (5.3%)
    Abano Healthcare Group, Ltd........................     26,266      101,680
   #Air New Zealand, Ltd...............................  1,502,638    1,548,470
    Auckland International Airport, Ltd................  1,384,681    2,747,178
    Cavalier Corp., Ltd................................    283,674      850,758
    CDL Investments (New Zealand), Ltd.................    395,965      116,780
    Colonial Motor Co., Ltd............................    148,846      316,459
   *Ebos Group, Ltd....................................    173,563    1,021,632
   *Fisher & Paykel Appliances Holdings, Ltd...........  3,072,837    1,619,962
    Fisher & Paykel Healthcare Corp., Ltd..............  2,649,497    5,828,607
    Freightways, Ltd...................................    744,329    2,224,931
    Hallenstein Glasson Holdings, Ltd..................    242,461      756,398
   *Heartland New Zealand, Ltd.........................    173,369       92,330
    Hellaby Holdings, Ltd..............................    344,804      711,613
    Infratil, Ltd......................................  2,201,838    3,483,754
    Mainfreight, Ltd...................................    393,752    3,635,115
    Methven, Ltd.......................................     70,490       97,285
    Michael Hill International, Ltd....................  1,534,152    1,242,999
    Millennium & Copthorne Hotels (New Zealand), Ltd...  1,387,344      539,688
    New Zealand Exchange, Ltd..........................    339,115      715,018
    New Zealand Oil & Gas, Ltd.........................  1,810,156    1,076,571
    New Zealand Refining Co., Ltd......................    613,210    1,882,121
    Northland Port Corp. (New Zealand), Ltd............    217,513      288,163
   #Nuplex Industries, Ltd.............................  1,006,382    2,426,543
   *Pike River Coal, Ltd...............................    490,805           --
    Port of Tauranga, Ltd..............................    528,322    4,263,947
    Pumpkin Patch, Ltd.................................    606,913      561,300
    Pyne Gould Corp., Ltd..............................    173,369       53,345
   *Pyne Gould Guinness, Ltd...........................    336,600      145,191
   *Rakon, Ltd.........................................    279,027      225,571
    Restaurant Brands New Zealand, Ltd.................    374,253      790,072
   *Richina Pacific, Ltd...............................    274,180       86,751
   *Rubicon, Ltd.......................................  1,113,829      493,038
   #Ryman Healthcare, Ltd..............................  1,665,657    3,955,847
    Sanford, Ltd.......................................    393,618    1,805,090
    Scott Technology, Ltd..............................     34,446       43,325
   *Seafresh Fisheries, Ltd............................     80,520        1,982
    Skellerup Holdings, Ltd............................    274,790      304,378
    Sky City Entertainment Group, Ltd..................  2,560,206    8,272,941
    Sky Network Television, Ltd........................    928,697    4,709,536
    South Port (New Zealand), Ltd......................     30,744       91,060
   #Steel & Tube Holdings, Ltd.........................    389,046      852,180
   *Tenon, Ltd.........................................     19,132       14,199
    Tourism Holdings, Ltd..............................    274,867      164,772
    Tower, Ltd.........................................    877,001    1,171,490
   *TrustPower, Ltd....................................     26,858      167,482
    Vector, Ltd........................................    968,771    2,020,735
    Warehouse Group, Ltd...............................    496,981    1,548,046
                                                                   ------------
TOTAL NEW ZEALAND......................................              65,066,333
                                                                   ------------

                                     1355

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED



                                                            SHARES    VALUE++
                                                          ---------- ----------
SINGAPORE -- (9.6%)
  #*Abterra, Ltd.........................................    525,800 $  494,930
    Advanced Holdings, Ltd...............................    691,000    106,526
    Armstrong Industrial Corp., Ltd......................  1,236,000    333,406
   *Asia Environment Holdings, Ltd.......................    528,793    107,379
   *Asiasons Capital, Ltd................................  1,023,000    156,174
   *Asiatravel.com Holdings, Ltd.........................     17,879      5,620
    ASL Marine Holdings, Ltd.............................    719,600    360,140
    A-Sonic Aerospace, Ltd...............................    408,996     22,966
    AusGroup, Ltd........................................  1,497,000    452,331
    Baker Technology, Ltd................................  1,272,000    390,283
  #*Ban Joo & Co., Ltd...................................  2,179,000     54,350
    Banyan Tree Holdings, Ltd............................    955,000    693,592
    Beng Kuang Marine, Ltd...............................    922,000    168,152
    Best World International, Ltd........................    221,500     35,068
    Beyonics Technology, Ltd.............................  6,510,300  1,186,707
   #BH Global Marine, Ltd................................    621,000    115,464
  #*Biosensors International Group, Ltd..................  2,918,237  3,304,542
    Bonvests Holdings, Ltd...............................    978,000    814,592
    Boustead Singapore, Ltd..............................    727,000    627,341
    Breadtalk Group, Ltd.................................    345,800    178,173
   #Broadway Industrial Group, Ltd.......................    922,000    313,762
   *Brothers Holdings, Ltd...............................    454,628     75,851
    Bukit Sembawang Estates, Ltd.........................    405,003  1,511,528
   *Bund Center Investment, Ltd..........................  1,014,000    184,717
    CEI Contract Manufacturing, Ltd......................    432,000     44,905
    Cerebos Pacific, Ltd.................................    542,000  2,390,220
    CH Offshore, Ltd.....................................  1,539,400    529,831
   *Changjiang Fertilizer Holdings, Ltd..................        515        112
    China Aviation Oil Singapore Corp., Ltd..............    928,000    946,174
   *China Dairy Group, Ltd...............................  1,502,000     98,722
   *China Energy, Ltd....................................  3,110,000    239,773
    China Merchants Holdings Pacific, Ltd................    809,000    366,883
    China Sunsine Chemical Holdings, Ltd.................     28,000      5,915
    China XLX Fertiliser, Ltd............................    618,000    179,441
    Chip Eng Seng Corp., Ltd.............................  1,717,800    642,748
    Chosen Holdings, Ltd.................................  1,202,000    132,591
    Chuan Hup Holdings, Ltd..............................  3,967,000    841,955
   *Compact Metal Industries, Ltd........................    643,000      2,403
    Creative Technology, Ltd.............................    272,200    655,088
    CSC Holdings, Ltd....................................  1,829,000    199,702
    CSE Global, Ltd......................................  1,911,000  1,912,361
    CWT, Ltd.............................................    934,700  1,000,367
    Datapulse Technology, Ltd............................     19,000      3,393
   *Delong Holdings, Ltd.................................  1,361,000    444,013
   *Digiland International, Ltd.......................... 11,763,000     29,307
    Ellipsiz, Ltd........................................    123,000     10,901
    EnGro Corp, Ltd......................................    354,000    248,018
   *Enviro-Hub Holdings, Ltd.............................  1,445,666    152,871
    Etika International Holdings, Ltd....................    179,000     56,782
    Eu Yan Sang International, Ltd.......................    464,800    308,838
   *Eucon Holdings, Ltd..................................  1,318,000     29,653
   #Ezion Holdings, Ltd..................................  1,468,000    833,001
   #Ezra Holdings, Ltd...................................  2,198,000  2,288,029
    F.J. Benjamin Holdings, Ltd..........................  1,175,000    361,383
   #Falcon Energy Group, Ltd.............................  1,007,000    271,350
   *Federal International 2000, Ltd......................  1,675,350     83,604
   #First Resources, Ltd.................................  2,043,000  2,397,621
    Food Empire Holdings, Ltd............................  1,094,400    340,129
    Fragrance Group, Ltd.................................  2,050,000    610,652
    Freight Links Express Holdings, Ltd..................  4,140,737    215,412
   *Fu Yu Corp., Ltd.....................................  3,544,750    267,708

                                     1356

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED



                                                            SHARES    VALUE++
                                                           --------- ----------
SINGAPORE -- (Continued)
  #*Gallant Venture, Ltd.................................. 2,290,000 $  750,235
    GK Goh Holdings, Ltd.................................. 1,458,000    787,563
    Global Yellow Pages, Ltd..............................   299,000     37,004
  #*GMG Global, Ltd....................................... 2,586,000    569,695
    Goodpack, Ltd......................................... 1,146,000  1,795,766
    GP Batteries International, Ltd.......................   343,000    349,995
    GP Industries, Ltd.................................... 2,872,209  1,239,266
   *Grand Banks Yachts, Ltd...............................   250,000     75,783
  #*GuocoLand, Ltd........................................   528,564    952,248
   *GuocoLeisure, Ltd.....................................   547,000    324,648
    Guthrie GTS, Ltd......................................   193,000     78,488
   *Healthway Medical Corp., Ltd.......................... 3,786,776    283,001
    Hersing Corp., Ltd.................................... 1,285,000    271,963
   *HG Metal Manufacturing, Ltd...........................   426,000     35,433
    Hiap Seng Engineering, Ltd............................   612,000    207,574
    Hi-P International, Ltd............................... 1,203,000    924,505
    Ho Bee Investment, Ltd................................ 1,042,000  1,215,433
   *Hong Fok Corp., Ltd................................... 2,769,700  1,249,351
    Hong Leong Asia, Ltd..................................   484,000    874,517
    Hotel Grand Central, Ltd.............................. 1,182,535    765,211
    Hotel Properties, Ltd................................. 1,346,400  2,584,527
   #Hour Glass, Ltd.......................................   622,744    620,210
    HTL International Holdings, Ltd....................... 1,063,843    393,298
   *Huan Hsin Holdings, Ltd............................... 1,106,400    139,379
    HupSteel, Ltd......................................... 1,572,875    281,014
    Hwa Hong Corp., Ltd................................... 2,186,000    934,920
   #Hyflux, Ltd........................................... 2,081,500  3,383,667
    IFS Capital, Ltd......................................   421,080    151,960
   *Informatics Education, Ltd............................ 2,722,000    198,785
    InnoTek, Ltd..........................................   846,000    291,992
    Intraco, Ltd..........................................   519,500    119,753
    IPC Corp., Ltd........................................   724,000     83,318
    Isetan (Singapore), Ltd...............................   122,500    379,621
    Jadason Enterprises, Ltd..............................   728,000     43,989
   *Jasper Investments, Ltd...............................    90,680      6,215
   *Jaya Holdings, Ltd.................................... 1,468,000    690,241
   *JES International Holdings, Ltd....................... 2,096,000    441,313
   *Jiutian Chemical Group, Ltd........................... 2,337,000     77,378
  #*Jurong Technologies Industrial Corp., Ltd............. 2,227,680         --
    K1 Ventures, Ltd...................................... 3,349,500    386,400
   #Keppel Telecommunications & Transportation, Ltd....... 1,409,600  1,624,456
    Khong Guan Flour Milling, Ltd.........................    35,000     43,746
    Kian Ann Engineering, Ltd............................. 1,276,000    224,675
    Kian Ho Bearings, Ltd.................................   664,500    119,792
    Koh Brothers Group, Ltd............................... 1,312,000    238,800
   *KS Energy, Ltd........................................   745,682    655,479
   *Lafe Corp., Ltd....................................... 1,234,800     71,761
    LC Development, Ltd................................... 2,631,504    388,088
    Lee Kim Tah Holdings, Ltd............................. 1,600,000    751,852
    Lion Asiapac, Ltd.....................................   473,000     82,641
    Lum Chang Holdings, Ltd............................... 1,042,030    251,871
    M1, Ltd............................................... 1,701,000  3,688,770
  #*Manhattan Resources, Ltd..............................   892,000    934,559
    Manufacturing Integration Technology, Ltd.............   184,000     16,474
   *Marco Polo Marine, Ltd................................   608,000    204,261
    Memstar Technology, Ltd............................... 1,114,000     37,086
    Memtech International, Ltd............................ 1,322,000    146,552
   #Mercator Lines Singapore, Ltd.........................   555,000     94,290
    Metro Holdings, Ltd................................... 2,085,792  1,405,423
   #Midas Holdings, Ltd................................... 3,542,000  1,672,049
   *Mirach Energy, Ltd....................................   460,000     47,223

                                     1357

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED



                                                            SHARES    VALUE++
                                                          ---------- ----------
SINGAPORE -- (Continued)
    Miyoshi Precision, Ltd...............................    353,500 $   25,442
    Multi-Chem, Ltd......................................  1,263,000    159,648
    Nam Cheong, Ltd......................................    579,740     88,517
    Nera Telecommunications, Ltd.........................  1,079,000    327,249
    New Toyo International Holdings, Ltd.................  1,624,000    328,797
    Novo Group, Ltd......................................     55,500     15,947
    NSL, Ltd.............................................    414,000    458,660
  #*Oceanus Group, Ltd...................................  4,568,000    756,609
   #OKP Holdings, Ltd....................................    207,000    107,080
    Orchard Parade Holdings, Ltd.........................    990,359  1,408,973
   #OSIM International, Ltd..............................  1,021,000  1,259,507
    Ossia International, Ltd.............................    522,554     59,437
   #Otto Marine, Ltd.....................................  2,451,000    394,702
    Pan Pacific Hotels Group, Ltd........................  1,669,500  2,690,366
    Pan-United Corp., Ltd................................  2,006,000    816,414
   *Penguin International, Ltd...........................    400,000     33,412
    Pertama Holdings, Ltd................................    459,750    247,236
    Petra Foods, Ltd.....................................    864,000  1,459,490
    Popular Holdings, Ltd................................  2,763,650    377,479
    PSC Corp., Ltd.......................................  1,823,419    355,079
    QAF, Ltd.............................................    907,561    516,888
    Qian Hu Corp., Ltd...................................    674,600     56,412
   #Raffles Education Corp., Ltd.........................  2,078,593  1,068,551
   #Raffles Medical Group, Ltd...........................    676,067  1,377,605
    Rotary Engineering, Ltd..............................  1,143,600    777,181
    Roxy-Pacific Holdings, Ltd...........................    214,000     84,370
   *S i2i, Ltd........................................... 13,387,000    637,084
    San Teh, Ltd.........................................    999,087    312,804
   *Sapphire Corp, Ltd...................................    663,000    131,926
    SBS Transit, Ltd.....................................    953,500  1,481,894
    SC Global Developments, Ltd..........................    416,000    487,099
   *Seroja Investments, Ltd..............................     17,767      4,198
    Sim Lian Group, Ltd..................................  2,070,000    877,175
   *Sinarmas Land, Ltd...................................  4,095,000  1,100,878
    Sing Investments & Finance, Ltd......................    198,450    262,011
    Singapore Land, Ltd..................................     64,000    369,611
    Singapore Post, Ltd..................................  4,311,120  3,917,851
    Singapore Reinsurance Corp., Ltd.....................  1,514,530    364,567
    Singapore Shipping Corp., Ltd........................  1,689,000    314,674
    Singapura Finance, Ltd...............................    174,062    239,797
    Sinostar PEC Holdings, Ltd...........................    160,000     24,479
   *Sinwa, Ltd...........................................    388,500     48,442
    SMB United, Ltd......................................  1,224,000    244,315
   #Sound Global, Ltd....................................  1,432,000    801,390
   *Stamford Land Corp, Ltd..............................  2,927,000  1,528,989
    Straco Corp., Ltd....................................    130,000     18,929
    Sunningdale Tech, Ltd................................  2,086,000    244,043
   #Sunvic Chemical Holdings, Ltd........................  1,056,000    586,902
   #Super Group, Ltd.....................................  1,022,000  1,222,554
    Superbowl Holdings, Ltd..............................    522,000    137,345
  #*Swiber Holdings, Ltd.................................  1,394,000    803,465
  #*Swissco Holdings, Ltd................................    579,000    125,540
    Tat Hong Holdings, Ltd...............................  1,116,800    724,186
   #Technics Oil & Gas, Ltd..............................    483,000    377,173
    Thakral Corp., Ltd...................................  6,028,000    141,668
  #*Tiger Airways Holdings, Ltd..........................    848,000    847,737
    Tiong Woon Corp. Holding, Ltd........................    901,000    233,947
   *Transcu Group, Ltd...................................  4,936,000    204,966
    Trek 2000 International, Ltd.........................    973,000    279,383
    Tuan Sing Holdings, Ltd..............................  2,409,475    749,472
   #UMS Holdings, Ltd....................................  1,050,000    466,165

                                     1358

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED



                                                      SHARES        VALUE++
                                                    ------------ --------------
SINGAPORE -- (Continued)
   #United Engineers, Ltd..........................      720,014 $    1,331,881
   #United Envirotech, Ltd.........................      896,000        260,394
    United Industrial Corp., Ltd...................      238,000        562,717
    United Overseas Insurance, Ltd.................      187,250        533,403
    UOB-Kay Hian Holdings, Ltd.....................    1,475,400      2,044,462
    Venture Corp., Ltd.............................      362,000      2,369,136
    Vicom, Ltd.....................................      120,000        367,283
   #WBL Corp., Ltd.................................      597,000      1,646,603
    Wee Hur Holdings, Ltd..........................      924,000        237,866
   #Wheelock Properties, Ltd.......................    1,210,000      1,861,716
    Wing Tai Holdings, Ltd.........................    1,872,000      2,296,689
    Xpress Holdings, Ltd...........................    3,079,000        101,781
    YHI International, Ltd.........................    1,174,000        332,087
   *Yoma Strategic Holdings, Ltd...................      132,000          9,062
   #Yongnam Holdings, Ltd..........................    3,812,000        867,014
                                                                 --------------
TOTAL SINGAPORE....................................                 117,916,761
                                                                 --------------
TOTAL COMMON STOCKS................................               1,019,890,642
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   *Industrial Minerals Corp., Ltd. Warrants
     06/08/13......................................          545             50
  #*Navigator Resources, Ltd. Rights 08/09/11......    1,459,332          1,603
   *QRxPharma, Ltd. Rights 08/22/11................        4,483             --
   *Strike Energy, Ltd. Rights 08/16/11............       14,689            323
                                                                 --------------
TOTAL AUSTRALIA....................................                       1,976
                                                                 --------------
HONG KONG -- (0.0%)
   *Allied Properties, Ltd. Warrants 06/13/16......    2,459,571         82,051
                                                                 --------------
SINGAPORE -- (0.0%)
   *Sinarmas Land, Ltd. Warrants 11/18/15..........    1,498,166        199,075
   *Transcu Group, Ltd. Warrants 09/01/13..........    1,018,000         16,909
                                                                 --------------
TOTAL SINGAPORE....................................                     215,984
                                                                 --------------
TOTAL RIGHTS/WARRANTS..............................                     300,011
                                                                 --------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT        VALUE+
                                                    ------------ --------------
                                                       (000)
SECURITIES LENDING COLLATERAL -- (17.1%)
(S)@DFA Short Term Investment Fund.................  210,476,431    210,476,431
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.20%, 08/01/11
     (Collateralized by $50,795,500 U.S. Treasury
     Note 0.750%, 06/15/14, valued at $523,805)##
     to be repurchased at $513,543................. $        514        513,534
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL................                 210,989,965
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,044,219,499)^^.........................              $1,231,180,618
                                                                 ==============

                                     1359

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


Summary of inputs used to value the Series' investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                             VALUATION INPUTS
                             -------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             -------------------------------------------------
                               LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                             ----------- -------------- ------- --------------
Common Stocks
    Australia............... $ 8,209,654 $  614,067,985   --    $  622,277,639
    Hong Kong...............   1,933,436    212,692,127   --       214,625,563
    Malaysia................          --          4,346   --             4,346
    New Zealand.............      91,060     64,975,273   --        65,066,333
    Singapore...............     151,239    117,765,522   --       117,916,761
Rights/Warrants
    Australia...............       1,653            323   --             1,976
    Hong Kong...............      82,051             --   --            82,051
    Singapore...............     199,075         16,909   --           215,984
Securities Lending
  Collateral................          --    210,989,965   --       210,989,965
                             ----------- --------------   --    --------------
TOTAL....................... $10,668,168 $1,220,512,450   --    $1,231,180,618
                             =========== ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                                     1360

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                         ---------- -----------
COMMON STOCKS -- (98.6%)
Consumer Discretionary -- (21.0%)
    4imprint Group P.L.C................................     96,735 $   437,417
   *888 Holdings P.L.C..................................     87,404      50,499
    Aegis Group P.L.C...................................  3,633,289   9,217,252
    Aga Rangemaster Group P.L.C.........................    288,143     516,739
    Arena Leisure P.L.C.................................  1,368,472     786,587
   *Avon Rubber P.L.C...................................      9,443      43,656
   *Barratt Developments P.L.C..........................  3,578,676   5,765,996
    Bellway P.L.C.......................................    478,448   5,171,811
   *Berkeley Group Holdings P.L.C. (The)................    506,961  10,223,308
    Bloomsbury Publishing P.L.C.........................    271,841     509,889
    Bovis Homes Group P.L.C.............................    517,805   3,495,592
   *Bwin.Party Digital Entertainment P.L.C..............  1,275,452   2,819,286
   #Carpetright P.L.C...................................    176,546   1,707,484
   *Carphone Warehouse Group P.L.C......................    417,635   2,828,447
    Centaur Media P.L.C.................................    556,967     470,637
    Chime Communications P.L.C..........................    219,310     910,457
    Churchill China P.L.C...............................     30,000     132,869
    Cineworld Group P.L.C...............................     45,166     138,617
   *Clinton Cards P.L.C.................................    740,506     146,306
    Creston P.L.C.......................................      6,748      11,729
    Daily Mail & General Trust P.L.C. Series A..........  1,068,559   7,182,133
    Debenhams P.L.C.....................................  4,509,077   4,924,529
    Dignity P.L.C.......................................    214,913   2,816,626
   *Dixons Retail P.L.C................................. 11,456,408   2,658,038
    Domino's Pizza UK & IRL P.L.C.......................    121,193     978,811
    Dunelm Group P.L.C..................................    102,522     791,480
   *Enterprise Inns P.L.C...............................  1,808,533   1,641,065
    Euromoney Institutional Investor P.L.C..............    292,779   3,271,494
   *Findel P.L.C........................................  4,998,346     613,290
   *Forminster P.L.C....................................     43,333       2,667
    French Connection Group P.L.C.......................    373,475     411,880
    Fuller Smith & Turner P.L.C.........................    129,026   1,492,316
    Future P.L.C........................................  1,324,863     272,412
    Game Group P.L.C....................................  1,527,764     699,430
    Games Workshop Group P.L.C..........................    101,889     769,800
    GKN P.L.C...........................................  3,416,340  12,541,074
    Greene King P.L.C...................................    839,838   6,730,012
    Halfords Group P.L.C................................    752,842   3,978,259
    Haynes Publishing Group P.L.C.......................     14,703      61,503
    Headlam Group P.L.C.................................    330,383   1,493,519
    Henry Boot P.L.C....................................    426,786     958,433
   #HMV Group P.L.C.....................................  1,545,882     187,520
    Holidaybreak P.L.C..................................    273,468   1,930,378
    Home Retail Group P.L.C.............................  2,330,087   5,179,525
    Hornby P.L.C........................................    154,220     345,770
   *Howden Joinery Group P.L.C..........................  1,985,001   3,710,929
    Huntsworth P.L.C....................................    838,092     935,640
    Inchcape P.L.C......................................  1,779,506  11,336,148
    Informa P.L.C.......................................  1,979,208  13,075,884
   *ITV P.L.C...........................................  7,632,128   8,730,291
    JD Sports Fashion P.L.C.............................    120,013   1,888,538
    JD Wetherspoon P.L.C................................    462,380   3,279,326
   *JJB Sports P.L.C....................................    156,013      60,366
    John Menzies P.L.C..................................    244,534   2,039,642
   *Johnston Press P.L.C................................    507,412      43,916
    Kesa Electricals P.L.C..............................  2,105,278   4,499,042
    Ladbrokes P.L.C.....................................  3,558,472   8,590,237
    Laura Ashley Holdings P.L.C.........................  1,500,394     446,430

                                     1361

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
Consumer Discretionary -- (Continued)
    Lookers P.L.C......................................  1,097,970 $    893,801
    Marston's P.L.C....................................  2,098,659    3,558,631
   *Mecom Group P.L.C..................................    174,750      692,435
    Millennium & Copthorne Hotels P.L.C................    685,510    5,802,005
   *Mitchells & Butlers P.L.C..........................    967,636    4,350,099
    Mothercare P.L.C...................................    342,220    2,280,785
    N Brown Group P.L.C................................    862,304    4,025,536
    Pace P.L.C.........................................    834,489    1,572,547
  #*Pendragon P.L.C....................................  2,428,575      712,422
    Persimmon P.L.C....................................  1,135,393    8,568,237
    Photo-Me International P.L.C.......................      3,631        3,760
   *Punch Taverns P.L.C................................  2,380,301    2,473,715
   *Redrow P.L.C.......................................    874,255    1,842,684
    Restaurant Group P.L.C.............................    780,418    3,742,453
    Rightmove P.L.C....................................    378,372    7,573,303
    Smiths News P.L.C..................................    705,619      970,544
   *Sportech P.L.C.....................................    329,794      218,844
   *Sports Direct International P.L.C..................    667,898    2,922,515
    St. Ives Group P.L.C...............................    436,379      657,644
   *Stylo P.L.C........................................     64,096        4,997
   *Tandem Group P.L.C. Non-Voting Shares..............    327,365           --
   *Taylor Wimpey P.L.C................................ 11,364,531    6,560,721
    Ted Baker P.L.C....................................    149,926    1,974,454
   #Thomas Cook Group P.L.C............................  3,076,507    3,300,620
    Topps Tiles P.L.C..................................    810,881      675,970
   *Torotrak P.L.C.....................................     13,457       11,023
   *Trinity Mirror P.L.C...............................  1,014,253      731,282
    TUI Travel P.L.C...................................    302,734      966,172
    United Business Media P.L.C........................    917,439    8,126,195
    UTV Media P.L.C....................................    230,855      479,113
    Vitec Group P.L.C. (The)...........................    160,303    1,626,611
   *Wagon P.L.C........................................    237,979        4,883
    WH Smith P.LC......................................    620,413    5,159,821
    Whitbread P.L.C....................................    103,235    2,631,102
    William Hill P.L.C.................................  2,801,210   10,590,208
    Wilmington Group P.L.C.............................    346,234      630,632
  #*Yell Group P.L.C...................................  6,166,762      687,548
                                                                   ------------
Total Consumer Discretionary...........................             262,976,243
                                                                   ------------

Consumer Staples -- (3.8%)
    A.G. Barr P.L.C....................................    134,250    2,802,188
    Anglo-Eastern Plantations P.L.C....................    108,153    1,247,458
    Booker Group P.L.C.................................  1,119,755    1,353,113
    Britvic P.L.C......................................    878,226    5,046,121
    Cranswick P.L.C....................................    199,793    2,105,709
    Dairy Crest Group P.L.C............................    560,392    3,444,689
    Devro P.L.C........................................    654,975    2,776,450
   *European Home Retail P.L.C.........................    109,256           --
    Fiberweb P.L.C.....................................    482,639      471,887
    Greggs P.L.C.......................................    422,420    3,529,513
   *Hilton Food Group, Ltd.............................      1,526        6,661
    McBride P.L.C......................................    832,651    1,794,890
   *Premier Foods P.L.C................................  7,951,806    2,366,059
    PZ Cussons P.L.C...................................  1,287,639    7,973,094
    R.E.A. Holdings P.L.C..............................     49,233      570,390
    Robert Wiseman Dairies P.L.C.......................    221,312    1,171,808
    Tate & Lyle P.L.C..................................  1,074,000   10,703,889
    Thorntons P.L.C....................................    313,060      269,624
    Young & Co.'s Brewery P.L.C........................     35,000      304,488
    Young & Co.'s Brewery P.L.C. Series A..............     20,936      238,745
                                                                   ------------
Total Consumer Staples.................................              48,176,776
                                                                   ------------

                                     1362

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Energy -- (4.9%)
   *Afren P.L.C.......................................... 3,944,497 $ 9,036,178
    Anglo Pacific Group P.L.C............................   449,037   2,358,449
   *Cadogan Petroleum P.L.C..............................    45,622      31,552
   *EnQuest P.L.C........................................ 1,922,771   3,926,476
   *Exillon Energy P.L.C.................................    54,681     380,141
    Fortune Oil P.L.C.................................... 6,170,225   1,108,480
   *Hardy Oil & Gas P.L.C................................    52,774     194,934
   #Heritage Oil P.L.C...................................   556,931   2,373,342
    Hunting P.L.C........................................   462,895   5,921,629
    James Fisher & Sons P.L.C............................   171,886   1,503,233
    JKX Oil & Gas P.L.C..................................   456,676   1,785,082
    John Wood Group P.L.C................................   833,054   9,088,155
   *Lamprell P.L.C.......................................   371,199   2,334,667
    Melrose Resources P.L.C..............................   336,039   1,131,380
   *Premier Oil P.L.C.................................... 1,778,192  11,800,322
   *Salamander Energy P.L.C..............................   538,491   2,466,956
   *Soco International P.L.C.............................   892,380   5,301,352
   *UK Coal P.L.C........................................   983,835     666,215
                                                                    -----------
Total Energy.............................................            61,408,543
                                                                    -----------

Financials -- (13.1%)
    Aberdeen Asset Management P.L.C...................... 2,744,599   9,898,662
    Amlin P.L.C.......................................... 1,900,040  12,551,028
    Arbuthnot Banking Group P.L.C........................    60,497     333,935
    Ashmore Group P.L.C.................................. 1,022,611   6,755,962
   *BCB Holdings, Ltd....................................     5,979       5,594
    Beazley P.L.C........................................ 1,987,208   4,204,151
    Brewin Dolphin Holdings P.L.C........................   926,221   2,246,732
   *Capital & Regional P.L.C.............................   903,177     559,657
    Catlin Group, Ltd.................................... 1,357,851   9,209,551
    Charles Stanley Group P.L.C..........................   126,349     673,672
    Charles Taylor Consulting P.L.C......................   139,215     333,153
    Chesnara P.L.C.......................................   284,854   1,080,954
    Close Brothers Group P.L.C...........................   561,047   6,887,035
    Collins Stewart Hawkpoint P.L.C......................   462,875     561,199
    Daejan Holdings P.L.C................................    33,094   1,521,816
    Development Securities P.L.C.........................   460,015   1,637,104
   *DTZ Holdings P.L.C...................................   224,770     153,474
    Evolution Group P.L.C................................ 1,034,580   1,325,341
    F&C Asset Management P.L.C........................... 1,704,428   1,969,533
   *GlobeOp Financial Services SA........................     1,807      13,133
    Hansard Global P.L.C.................................    15,881      44,844
    Hardy Underwriting Group P.L.C.......................   161,307     682,330
    Hargreaves Lansdown P.L.C............................   528,509   4,936,814
    Helical Bar P.L.C....................................   373,868   1,498,156
    Henderson Group P.L.C................................ 3,807,487   9,959,119
    Hiscox, Ltd.......................................... 1,562,751  10,437,889
    IG Group Holdings P.L.C.............................. 1,317,769   9,541,322
   *Industrial & Commercial Holdings P.L.C...............     5,000         123
    Intermediate Capital Group P.L.C.....................   935,617   4,069,765
    International Personal Finance P.L.C.................   900,697   4,647,887
   *IP Group P.L.C.......................................   380,996     288,534
    Jardine Lloyd Thompson Group P.L.C...................   638,821   6,727,059
    Lancashire Holdings, Ltd.............................   539,723   6,171,000
   *Liontrust Asset Management P.L.C.....................   129,935     157,884
    London Stock Exchange Group P.L.C....................   579,642   9,451,106
    LSL Property Services P.L.C..........................   137,031     638,085
   *MWB Group Holdings P.L.C.............................   379,622     260,850
    Novae Group P.L.C....................................   210,426   1,196,050
   *Phoenix Group Holdings P.L.C.........................    24,156     224,811
    Provident Financial P.L.C............................   540,115   9,869,738

                                     1363

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Financials -- (Continued)
   *Puma Brandenburg, Ltd. Capital Shares............... 1,193,004 $    128,568
   *Puma Brandenburg, Ltd. Income Shares................ 1,193,004       51,427
   *Quintain Estates & Development P.L.C................   835,913      809,492
    Rathbone Brothers P.L.C.............................   169,613    3,185,155
   *Rutland Trust P.L.C.................................    85,288           --
    S&U P.L.C...........................................    21,140      211,816
   *Safestore Holdings P.L.C............................   166,890      326,787
    Savills P.L.C.......................................   543,867    3,017,671
    Shore Capital Group, Ltd............................ 1,193,004      483,696
    St. James's Place P.L.C.............................   791,622    4,790,471
    St. Modwen Properties P.L.C.........................   630,419    1,786,490
    Tullett Prebon P.L.C................................   816,518    4,732,480
   *Unite Group P.L.C...................................   409,269    1,417,329
                                                                   ------------
Total Financials........................................            163,666,434
                                                                   ------------

Health Care -- (1.8%)
   #*Alizyme P.L.C......................................   660,805       43,387
    Assura Group, Ltd...................................    55,851       39,410
    Axis-Shield P.L.C...................................   234,766    1,816,942
    Bioquell P.L.C......................................    90,893      164,246
   *BTG P.L.C........................................... 1,098,885    5,051,719
    Consort Medical P.L.C...............................   116,271    1,073,663
    Corin Group P.L.C...................................   126,637      114,911
    Dechra Pharmaceuticals P.L.C........................   235,191    1,815,863
    Genus P.L.C.........................................   176,113    2,811,521
    Hikma Pharmaceuticals P.L.C.........................   522,945    5,857,009
   *Optos P.L.C.........................................     5,233       14,653
   *Oxford Biomedica P.L.C.............................. 2,801,951      327,761
   *Renovo Group P.L.C..................................    95,255       24,088
   *Southern Cross Healthcare P.L.C.....................   191,826       19,679
    Synergy Health P.L.C................................    91,841    1,431,634
   *Vectura Group P.L.C................................. 1,349,073    2,255,573
                                                                   ------------
Total Health Care.......................................             22,862,059
                                                                   ------------

Industrials -- (30.3%)..................................
   *AEA Technology Group P.L.C..........................   539,970       27,299
   #Air Partner P.L.C...................................    37,086      261,748
    Alumasc Group P.L.C.................................   124,366      284,136
    Ashtead Group P.L.C................................. 2,124,586    5,587,750
   *Autologic Holdings P.L.C............................    80,000       26,920
   *Avis Europe P.L.C...................................    59,960      306,404
    Babcock International Group P.L.C................... 1,446,405   15,975,732
    Balfour Beatty P.L.C................................ 2,828,972   14,047,543
    BBA Aviation P.L.C.................................. 1,890,223    6,562,542
    Berendsen P.L.C.....................................   709,591    6,289,024
    Bodycote P.L.C......................................   745,786    4,709,511
    Braemar Shipping Services P.L.C.....................    81,108      603,245
    Brammer P.L.C.......................................   186,961      927,830
    Bunzl P.L.C.........................................   227,489    2,875,666
    Camellia P.L.C......................................     2,481      401,631
    Carillion P.L.C..................................... 1,756,895   10,551,707
    Carr's Milling Industries P.L.C.....................    35,330      477,504
    Castings P.L.C......................................   162,757      863,441
    Charter International P.L.C.........................   664,438    8,696,549
    Chemring Group P.L.C................................   772,724    6,949,363
    Clarkson P.L.C......................................    64,187    1,382,863
    Cobham P.L.C........................................   965,582    3,218,527
    Communisis P.L.C....................................   561,133      293,055
  #*Connaught P.L.C.....................................   307,612       84,070
    Cookson Group P.L.C................................. 1,135,834   11,950,530
    Costain Group P.L.C.................................   139,449      484,441

                                     1364

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Industrials -- (Continued)
    De La Rue P.L.C......................................   387,017 $ 4,941,704
   *easyJet P.L.C........................................   690,633   4,146,133
   *Eleco P.L.C..........................................    80,000      19,536
    Fenner P.L.C.........................................   715,591   4,530,484
    Firstgroup P.L.C..................................... 1,728,464  10,323,921
    Galliford Try P.L.C..................................   211,950   1,716,800
    Go-Ahead Group P.L.C.................................   173,516   4,418,856
    Hampson Industries P.L.C.............................   712,146     274,837
   *Hansen Transmissions International NV................   300,858     318,359
    Harvey Nash Group P.L.C..............................     6,308       7,641
    Hays P.L.C........................................... 5,445,665   8,001,930
   *Helphire P.L.C.......................................   956,560      43,586
    Hogg Robinson Group P.L.C............................   122,354     132,585
    Homeserve P.L.C...................................... 1,162,452   9,199,787
    Hyder Consulting P.L.C...............................   171,164   1,239,313
    IMI P.L.C............................................ 1,053,765  18,086,096
   *Impellam Group P.L.C.................................    34,877     201,904
    Interserve P.L.C.....................................   529,664   2,888,729
    Intertek Group P.L.C.................................   518,306  16,272,368
    Invensys P.L.C....................................... 1,159,456   5,862,185
    ITE Group P.L.C...................................... 1,059,501   3,889,679
    Keller Group P.L.C...................................   276,404   2,032,359
    Kier Group P.L.C.....................................   152,839   3,323,339
    Latchways P.L.C......................................    39,288     806,688
    Lavendon Group P.L.C.................................   484,732     950,185
    Low & Bonar P.L.C....................................   793,767     956,825
    Management Consulting Group P.L.C.................... 1,200,469     857,453
    Mears Group P.L.C....................................   124,267     571,108
    Meggitt P.L.C........................................ 2,465,596  15,669,374
    Melrose P.L.C........................................ 2,003,086  11,711,312
    Michael Page International P.L.C..................... 1,310,832  10,751,816
    Mitie Group P.L.C.................................... 1,286,774   5,052,600
   *MJ Gleeson Group P.L.C...............................   195,875     330,291
    Morgan Crucible Co. P.L.C............................ 1,252,304   6,735,194
    Morgan Sindall P.L.C.................................   169,608   1,833,114
   *Mouchel Group P.L.C..................................   469,006     442,655
    National Express Group P.L.C......................... 1,694,105   7,284,387
   *Northgate P.L.C......................................   427,019   2,150,840
    PayPoint P.L.C.......................................   101,457     917,295
    PV Crystalox Solar P.L.C.............................   956,033     305,424
   *Qinetiq P.L.C........................................ 2,451,844   4,531,290
    Regus P.L.C.......................................... 3,337,697   5,782,561
   *Renold P.L.C.........................................     2,163       1,412
   *Rentokil Initial P.L.C............................... 6,111,167   9,176,385
    Ricardo P.L.C........................................   217,815   1,381,600
   *Richmond Oil & Gas P.L.C.............................   220,000          --
    Robert Walters P.L.C.................................   387,999   2,074,359
    ROK P.L.C............................................   723,316          --
    Rotork P.L.C.........................................   366,679   9,511,562
    RPS Group P.L.C......................................   836,994   3,207,975
    Senior P.L.C......................................... 1,762,689   5,378,321
    Severfield-Rowen P.L.C...............................   371,550   1,205,929
    Shanks Group P.L.C................................... 1,786,148   3,715,624
   *SIG P.L.C............................................ 2,067,572   4,331,690
    Smart (J) & Co. (Contractors) P.L.C..................    22,500     153,533
    Speedy Hire P.L.C.................................... 1,142,071     562,052
    Spirax-Sarco Engineering P.L.C.......................   319,520   9,819,324
    Stagecoach Group P.L.C............................... 2,148,152   8,795,216
    Sthree P.L.C.........................................   330,670   1,950,594
    T Clarke P.L.C.......................................   148,717     200,063
    Tarsus Group P.L.C...................................   212,372     554,343

                                     1365

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Industrials -- (Continued)
    Travis Perkins P.L.C................................   922,110 $ 13,320,815
   #Tribal Group P.L.C..................................   132,810      104,867
   *Trifast P.L.C.......................................   359,985      281,148
    UK Mail Group P.L.C.................................   197,261      950,042
    Ultra Electronics Holdings P.L.C....................   283,178    7,302,573
   *Umeco P.L.C.........................................   196,406    1,177,325
  #*Volex Group P.L.C...................................   229,354    1,195,712
    Vp P.L.C............................................   167,297      649,219
    Wincanton P.L.C.....................................   479,763      836,489
    WS Atkins P.L.C.....................................   501,683    5,801,862
    WSP Group P.L.C.....................................   276,589    1,345,511
    XP Power, Ltd.......................................    73,546    1,838,156
                                                                   ------------
Total Industrials.......................................            380,175,275
                                                                   ------------
Information Technology -- (10.8%)
    Acal P.L.C..........................................   104,729      521,097
    Alphameric P.L.C....................................   127,141       53,225
   *Alterian P.L.C......................................   179,139      265,515
    Anite P.L.C......................................... 1,166,924    1,323,567
    Aveva Group P.L.C...................................   289,692    8,086,872
    Computacenter P.L.C.................................   446,179    3,591,538
    CSR P.L.C...........................................   683,977    3,124,796
    Dialight P.L.C......................................   111,362    1,522,683
    Diploma P.L.C.......................................   482,456    2,878,164
    Domino Printing Sciences P.L.C......................   455,803    4,958,113
    E2V Technologies P.L.C..............................   312,533      607,133
    Electrocomponents P.L.C............................. 1,730,514    6,584,384
    Fidessa Group P.L.C.................................   137,261    4,228,737
    Halma P.L.C......................................... 1,541,075   10,219,965
   *Imagination Technologies Group P.L.C................   961,901    6,239,806
   *Innovation Group P.L.C.............................. 3,208,091    1,078,313
    Kewill P.L.C........................................   368,863      594,802
   *Kofax P.L.C.........................................   317,667    1,883,669
    Laird P.L.C.........................................   915,289    2,813,202
    Logica P.L.C........................................ 6,324,581   12,062,527
    Micro Focus International P.L.C.....................   568,939    2,700,019
   *Misys P.L.C......................................... 1,604,251   10,412,250
    Moneysupermarket.com Group P.L.C....................   452,045      845,752
    Oxford Instruments P.L.C............................   217,414    3,522,468
    Phoenix IT Group, Ltd...............................   204,552      823,638
    Premier Farnell P.L.C............................... 1,467,203    4,660,046
    Psion P.L.C.........................................   500,223      632,689
    Renishaw P.L.C......................................   188,423    5,196,234
    RM P.L.C............................................   363,499      709,164
    SDL P.L.C...........................................   338,168    3,760,601
    Spectris P.L.C......................................   515,234   13,254,853
    Spirent Communications P.L.C........................ 2,622,105    5,606,287
   *Telecity Group P.L.C................................   554,753    4,984,854
    TT electronics P.L.C................................   635,179    2,003,934
   #Vislink P.L.C.......................................   274,226       79,333
   *Wolfson Microelectronics P.L.C......................   504,759    1,329,599
    Xaar P.L.C..........................................   251,590    1,123,386
   *Xchanging P.L.C.....................................   677,924    1,100,975
                                                                   ------------
Total Information Technology............................            135,384,190
                                                                   ------------
Materials -- (7.1%)
   *African Barrick Gold, Ltd...........................    45,858      396,521
    British Polythene Industries P.L.C..................   102,332      542,161
    Carclo P.L.C........................................   214,230    1,130,258
   *Centamin Egypt, Ltd................................. 1,669,389    3,701,427
  #*Central Rand Gold, Ltd..............................   388,384        5,283

                                     1366

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
Materials -- (Continued)
    Croda International P.L.C.........................   520,183 $   16,191,168
    DS Smith P.L.C.................................... 1,705,931      6,558,789
    Elementis P.L.C................................... 1,966,934      5,252,872
    Ferrexpo P.L.C....................................   888,830      6,711,762
    Filtrona P.L.C....................................   753,961      4,216,887
   *Gem Diamonds, Ltd.................................   424,075      1,617,631
    Hill & Smith Holdings P.L.C.......................   284,109      1,720,382
    Hochschild Mining P.L.C...........................   640,351      5,013,076
   *International Ferro Metals, Ltd...................   159,161         50,944
   *Inveresk P.L.C....................................   125,000          3,385
    Marshalls P.L.C...................................   721,612      1,289,152
    Mondi P.L.C....................................... 1,078,021     10,545,491
   *Namakwa Diamonds, Ltd.............................     6,057          3,779
   *New World Resources P.L.C. Series A...............    16,650        218,367
    Petropavlovsk P.L.C...............................   598,421      7,815,637
    Porvair P.L.C.....................................   146,460        259,701
    RPC Group P.L.C...................................   622,691      3,641,811
  #*Talvivaara Mining Co. P.L.C.......................   201,330      1,415,415
    Victrex P.L.C.....................................   340,523      8,131,794
    Yule Catto & Co. P.L.C............................   721,863      2,517,373
    Zotefoams P.L.C...................................    96,852        238,123
                                                                 --------------
Total Materials.......................................               89,189,189
                                                                 --------------
Real Estate Investment Trusts -- (0.1%)
   *Capital & Counties Properties P.L.C...............   515,676      1,586,449
                                                                 --------------
Telecommunication Services -- (2.1%)
    Cable & Wireless Communications P.L.C............. 9,309,312      5,650,323
   *Cable & Wireless Worldwide P.L.C.................. 5,850,381      4,010,267
   *Colt Group SA..................................... 1,287,437      2,574,474
    Inmarsat P.L.C....................................   354,476      3,137,102
    Kcom Group P.L.C.................................. 2,643,350      3,501,338
    TalkTalk Telecom Group P.L.C...................... 1,604,653      3,747,981
    Telecom Plus P.L.C................................   265,603      3,012,105
                                                                 --------------
Total Telecommunication Services......................               25,633,590
                                                                 --------------
Utilities -- (3.6%)
    Dee Valley Group P.L.C............................    12,109        243,388
    Drax Group P.L.C.................................. 1,479,232     12,968,776
    Northumbrian Water Group P.L.C.................... 2,041,545     15,102,670
    Pennon Group P.L.C................................ 1,445,401     17,135,134
                                                                 --------------
Total Utilities.......................................               45,449,968
                                                                 --------------
TOTAL COMMON STOCKS...................................            1,236,508,716
                                                                 --------------
PREFERRED STOCKS -- (0.0%)
Consumer Staples -- (0.0%)
    R.E.A. Holdings P.L.C.............................     2,461          4,463
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
   *Management Consulting Group P.L.C. Warrants
     12/31/11.........................................    52,718         18,605
   *SFI Holdings, Ltd. Litigation Certificate.........    26,713             --
   *Ultraframe P.L.C. Litigation Notes................   319,285             --
                                                                 --------------
TOTAL RIGHTS/WARRANTS.................................                   18,605
                                                                 --------------

                                     1367

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                         FACE
                                                        AMOUNT        VALUE+
                                                       ---------- --------------
                                                         (000)
TEMPORARY CASH INVESTMENTS -- (0.7%)
    Repurchase Agreement, PNC Capital Markets, Inc.
      0.05%, 08/01/11 (Collateralized by $9,325,000
      FNMA 2.24%, 07/06/15, valued at $9,558,125) to
      be repurchased at $9,415,039.................... $    9,415 $    9,415,000
                                                                  --------------

                                                        SHARES/
                                                         FACE
                                                        AMOUNT
                                                       ----------
                                                         (000)
SECURITIES LENDING COLLATERAL -- (0.7%)
(S)@DFA Short Term Investment Fund....................  6,048,051      6,048,051
  @Repurchase Agreement, Deutsche Bank Securities,
   Inc. 0.20%, 08/01/11 (Collateralized by
   $50,795,500 U.S. Treasury Note 0.750%, 06/15/14,
   valued at $2,282,310)## to berepurchased at
   $2,237,594......................................... $    2,238      2,237,557
                                                                  --------------
TOTAL SECURITIES LENDING COLLATERAL...................                 8,285,608
                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,078,162,809)^^.............................            $1,254,232,392
                                                                  ==============

Summary of inputs used to value the Series' investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                                                      VALUATION INPUTS
                                                      ------------------------------------------------
                                                          INVESTMENT IN SECURITIES (MARKET VALUE)
                                                      ------------------------------------------------
                                                       LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                      ---------- -------------- ------- --------------
Common Stocks
    Consumer Discretionary........................... $  187,520 $  262,788,723   --    $  262,976,243
    Consumer Staples.................................    304,488     47,872,288   --        48,176,776
    Energy...........................................         --     61,408,543   --        61,408,543
    Financials.......................................    185,589    163,480,845   --       163,666,434
    Health Care......................................         --     22,862,059   --        22,862,059
    Industrials......................................     54,219    380,121,056   --       380,175,275
    Information Technology...........................         --    135,384,190   --       135,384,190
    Materials........................................    269,311     88,919,878   --        89,189,189
    Real Estate Investment Trusts....................         --      1,586,449   --         1,586,449
    Telecommunication Services.......................         --     25,633,590   --        25,633,590
    Utilities........................................         --     45,449,968   --        45,449,968
Preferred Stocks
    Consumer Staples.................................         --          4,463   --             4,463
Rights/Warrants......................................         --         18,605   --            18,605
Temporary Cash Investments...........................         --      9,415,000   --         9,415,000
Securities Lending Collateral........................         --      8,285,608   --         8,285,608
                                                      ---------- --------------   --    --------------
TOTAL................................................ $1,001,127 $1,253,231,265   --    $1,254,232,392
                                                      ========== ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                                     1368

                     THE CONTINENTAL SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                            SHARES    VALUE++
                                                            ------- -----------
 COMMON STOCKS -- (86.6%)
 AUSTRIA -- (2.2%)
     Agrana Beteiligungs AG................................  17,199 $ 2,089,038
     Andritz AG............................................  86,321   8,373,455
   #*A-TEC Industries AG...................................  21,828      60,178
     Atrium European Real Estate, Ltd. AG.................. 232,064   1,485,839
     Austria Email AG......................................     715       8,851
    *Austria Technologie & Systemtechnik AG................  38,157     677,581
     BKS Bank AG...........................................   3,120      81,109
     BWT AG................................................  29,870     713,676
    *CA Immobilien Anlagen AG.............................. 117,413   1,978,297
    *Constantia Packaging AG Escrow Shares.................  18,095          --
    *EAG-Beteiligungs AG...................................   1,650       4,445
    #EVN AG................................................  79,899   1,304,912
    #Flughafen Wien AG.....................................  42,954   2,117,235
     Frauenthal Holding AG.................................  12,084     200,869
   #*Intercell AG.......................................... 104,732     423,019
     Josef Manner & Co. AG.................................     870      64,524
    #Kapsch TrafficCom AG..................................  11,629   1,007,411
     Lenzing AG............................................  32,907   4,031,470
    #Mayr-Melnhof Karton AG................................  32,872   3,468,960
     Oberbank AG...........................................  37,973   2,534,540
    #Oesterreichischen Post AG............................. 105,958   3,152,704
    #Palfinger AG..........................................  48,572   1,592,544
   #*Polytec Holding AG....................................  30,272     351,174
    #RHI AG................................................  98,844   2,638,685
     Rosenbauer International AG...........................  12,941     678,024
    *S IMMO AG.............................................  91,486     597,918
    *S&T System Integration & Technology Distribution AG...   6,318      24,439
     Schoeller-Bleckmann Oilfield Equipment AG.............  35,247   3,436,829
     Semperit Holding AG...................................  28,953   1,405,442
    *Strabag SE............................................ 101,540   2,920,669
     UBM Realitaetenentwicklung AG.........................   1,440      57,419
    #Uniqa Versicherungen AG............................... 184,842   3,660,832
   #*Warimpex Finanz und Beteiligungs AG...................  10,047      29,301
     Wienerberger AG....................................... 343,922   5,508,460
     Wolford AG............................................  11,252     397,538
    #Zumtobel AG...........................................  85,416   2,002,997
                                                                    -----------
 TOTAL AUSTRIA.............................................          59,080,384
                                                                    -----------
 BELGIUM -- (2.9%)
    *Ablynx NV.............................................  39,576     430,191
     Ackermans & van Haaren NV.............................  87,214   7,712,682
    *Agfa-Gevaert NV....................................... 570,824   2,249,296
     Arseus NV.............................................  37,786     613,659
     Atenor Group NV.......................................   2,026      96,842
     Banque Nationale de Belgique SA.......................     952   3,992,754
     Barco NV..............................................  55,666   3,985,695
     Bekaert SA............................................   8,592     520,411
     Co.Br.Ha Societe Commerciale de Brasserie SA..........     115     268,852
     Compagnie d'Entreprises SA............................  41,428   2,706,801
    *Compagnie du Bois Sauvage SA..........................      87           1
     Compagnie Immobiliere de Belgique SA..................  10,535     442,685
     Compagnie Maritime Belge SA...........................  64,746   1,634,615
   #*Deceuninck NV......................................... 268,523     550,767
    *Devgen NV.............................................  18,429     160,404
     D'ieteren SA.......................................... 129,060   8,780,892
    #Duvel Moorgat SA......................................   8,799     897,228
     Econocom Group SA.....................................  65,485   1,437,579
     Elia System Operator SA............................... 124,286   5,088,100

                                     1369

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
BELGIUM -- (Continued)
    Euronav SA.............................................  86,554 $   958,657
    EVS Broadcast Equipment SA.............................  24,903   1,566,977
    Exmar NV............................................... 132,340     998,691
    Floridienne SA.........................................   2,033     417,021
   *Galapagos NV...........................................  40,988     432,891
    Gimv NV................................................  13,874     845,663
    Hamon & Compagnie International SA.....................   3,876     147,439
    Henex SA...............................................   5,913     382,070
    Image Recognition Integrated Systems (I.R.I.S.) SA.....   6,284     283,773
    Ion Beam Applications SA...............................  79,751     691,946
    Jensen-Group NV........................................  12,030     174,645
    Kinepolis Group NV.....................................   8,973     674,500
    Lotus Bakeries NV......................................   1,361     725,694
    Melexis NV.............................................  93,665   1,451,157
   *Nyrstar NV............................................. 545,316   7,223,500
    Omega Pharma SA........................................  85,437   4,210,641
   *Option NV..............................................  61,536      38,799
   *Picanol NV.............................................  16,620     245,232
   *RealDolmen NV..........................................   6,435     136,874
    Recticel SA............................................  57,329     608,887
   #Resilux SA.............................................   4,095     339,273
    Rosier SA..............................................     655     288,759
    Roularta Media Group NV................................   7,687     233,800
   *SAPEC SA...............................................   3,531     263,737
    Sioen Industries NV....................................  52,140     445,411
    Sipef NV...............................................  25,469   2,329,527
   *Softimat SA............................................  26,232     203,663
   *Spector Photo Group SA.................................   8,349       7,172
   *Telenet Group Holding NV...............................  80,392   3,276,055
    #Ter Beke NV...........................................   2,281     183,784
    Tessenderlo Chemie NV.................................. 103,618   4,159,257
  #*ThromboGenics NV.......................................  61,822   1,490,814
   *TiGenix NV.............................................  22,164      26,983
    Van de Velde NV........................................  27,539   1,473,159
    VPK Packaging Group SA.................................  12,084     525,012
                                                                    -----------
TOTAL BELGIUM..............................................          79,030,917
                                                                    -----------
DENMARK -- (2.5%)
   *Aarhus Lokalbank A.S...................................   7,872      15,201
   *Aktieselskabet Skjern Bank A.S.........................   3,276      69,486
  #*Alk-Abello A.S.........................................  22,455   1,254,451
   *Alm. Brand A.S. (Almindelig Brand)..................... 275,600     589,862
   *Amagerbanken A.S....................................... 647,900          --
   #Ambu A.S...............................................  23,429     639,160
   *Arkil Holdings A.S. Series B...........................     780      72,827
   #Auriga Industries A.S. Series B........................  57,315     986,985
   *Bang & Olufsen Holdings A.S............................ 122,373   1,448,789
   *Bavarian Nordic A.S....................................  66,632     879,211
   *BoConcept Holding A.S..................................   5,650     167,428
    Brodrene Hartmann A.S. Series B........................  11,730     212,309
   *Brondbyernes IF Fodbold A.S. Series B..................  14,930      57,484
   #D/S Norden A.S.........................................  90,720   2,986,701
   *Dalhoff Larsen & Horneman A.S..........................  40,950      92,206
   *Dantherm Holding A.S...................................   3,947      13,121
    DFDS A.S...............................................  12,077     986,119
   *DiBa Bank A.S..........................................   2,300      21,160
   *Djursland Bank A.S.....................................   8,970     248,827
   #East Asiatic Co., Ltd. A.S.............................  55,571   1,721,535
   *F.E. Bording A.S.......................................     600      48,603
   *Fionia Holding A.S.....................................  17,880          --
    Fluegger A.S. Series B.................................   4,198     328,229

                                     1370

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
DENMARK -- (Continued)
  #*Genmab A.S............................................. 140,715 $ 1,089,911
    GN Store Nord A.S...................................... 777,742   7,038,614
   *GPV Industri A.S. Series B.............................   2,200      12,729
   *Greentech Energy Systems A.S........................... 169,784     588,419
    Gronlandsbanken A.S....................................     768      55,686
   *H&H International A.S. Series B........................  17,280     176,696
    Harboes Bryggeri A.S...................................  12,252     250,075
    Hojgaard Holding A.S. Series B.........................   2,750      69,959
    IC Companys A.S........................................  35,278   1,334,426
   *Incentive A.S..........................................   3,575      12,756
    Jeudan A.S.............................................   4,620     365,555
   *Jyske Bank A.S.........................................  94,305   3,755,624
    Lan & Spar Bank A.S....................................   5,150     273,152
   *Lastas A.S. Series B...................................  10,870      75,045
    Lollands Bank A.S......................................     310       9,648
   *Mols-Linien A.S........................................  27,490      97,188
  #*NeuroSearch A.S........................................  79,539     646,956
   #NKT Holding A.S........................................  92,105   5,692,464
    Nordjyske Bank A.S.....................................  17,600     304,941
    Norresundby Bank A.S...................................   7,350     222,561
    North Media A.S........................................  36,665     240,664
   *Ostjydsk Bank A.S......................................   3,405     177,977
  #*Parken Sport & Entertainment A.S.......................  32,936     636,666
    Per Aarsleff A.S. Series B.............................   6,017     528,127
    Ringkjoebing Landbobank A.S............................  16,265   1,998,416
    Roblon A.S. Series B...................................     540      64,429
   #Rockwool International A.S.............................   8,304     979,304
    Royal Unibrew A.S......................................  34,596   2,351,027
   *Salling Bank A.S.......................................     430      26,515
    Satair A.S.............................................  11,242   1,240,090
    Schouw & Co. A.S.......................................  74,017   1,857,479
    SimCorp A.S............................................  17,973   3,326,652
  #*Sjaelso Gruppen A.S....................................  78,110     109,977
   *SKAKO A.S..............................................   1,577       6,197
    Solar Holdings A.S. Series B...........................  15,803   1,043,585
   *Spar Nord Bank A.S..................................... 121,587   1,008,922
   *Sparbank A.S...........................................  10,930     140,860
   *Sparekassen Faaborg A.S................................   1,972     140,533
    Sydbank A.S............................................ 270,783   6,346,714
   *Thrane & Thrane A.S....................................  15,392     739,138
    Tivoli A.S.............................................     969     581,020
  #*TK Development A.S..................................... 151,327     625,806
   *Topdanmark A.S.........................................  53,386   9,559,910
   *TopoTarget A.S......................................... 378,484     142,371
   *Topsil Semiconductor Materials A.S..................... 171,303      31,654
  #*Torm A.S............................................... 123,250     448,570
    United International Enterprises.......................   1,302     175,708
   *Vestjysk Bank A.S......................................  27,295     198,864
                                                                    -----------
TOTAL DENMARK..............................................          69,639,274
                                                                    -----------
FINLAND -- (5.6%)
    Ahlstrom Oyj...........................................  19,659     400,100
   #Aktia Oyj..............................................   5,890      53,062
   *Aldata Solutions Oyj................................... 194,535     167,732
    Alma Media Oyj......................................... 277,852   2,548,365
   *Amanda Capital Oyj.....................................  67,120     173,227
    Amer Sports Oyj Series A............................... 421,831   6,390,328
    Aspo Oyj...............................................  77,875     809,490
    Atria P.L.C............................................  17,588     153,932
   *Bank of Aland P.L.C. Series B..........................  17,663     405,403
    BasWare Oyj............................................  34,550   1,238,153

                                     1371

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
FINLAND -- (Continued)
  #*Biotie Therapies Corp. Oyj...........................   774,610 $   531,652
    Cargotec Oyj Series B................................   132,519   5,115,405
   *Citycon Oyj..........................................   212,477     866,535
   *Componenta Oyj.......................................    34,813     288,886
   *Comptel P.L.C........................................   324,863     256,481
    Cramo Oyj............................................   155,694   3,025,184
    Digia P.L.C..........................................    55,020     243,856
   *Efore Oyj............................................   114,965     164,906
   *Elcoteq SE...........................................     3,041       2,006
   *Elektrobit Corp. Oyj.................................     2,476       1,991
   #Elisa Oyj............................................   473,763  10,181,851
    Etteplan Oyj.........................................    62,600     256,601
   *Finnair Oyj..........................................   252,643   1,227,244
   *Finnlines Oyj........................................   124,906   1,394,292
   #Fiskars Oyj Abp......................................   181,663   3,864,980
   #F-Secure Oyj.........................................   463,536   1,487,083
   *GeoSentric Oyj.......................................   244,900       3,519
   *Glaston Oyj Abp......................................   131,940     174,787
    HKScan Oyj...........................................    99,158     733,409
    Huhtamaki Oyj........................................   362,987   4,721,111
    Ilkka-Yhtyma Oyj.....................................    61,503     597,481
    KCI Konecranes Oyj...................................   245,559   7,802,988
   #Kemira Oyj...........................................   367,842   5,907,147
    Kesko Oyj............................................   107,555   4,173,557
    Laennen Tehtaat Oyj..................................    18,920     404,960
    Lassila & Tikanoja Oyj...............................   125,791   2,060,050
    Lemminkainen Oyj.....................................    19,434     655,617
   *M-Real Oyj Series B.................................. 1,549,706   5,706,523
   *Neo Industrial Oyj...................................    16,652     172,717
    Neste Oil Oyj........................................    28,298     369,605
    Nordic Aluminium Oyj.................................    10,440     441,572
    Okmetic Oyj..........................................    54,904     406,450
   #Olvi Oyj Series A....................................    62,708   1,617,715
   #Oriola-KD Oyj Series A...............................     5,045      19,684
    Oriola-KD Oyj Series B...............................   288,439     888,096
    Orion Oyj Series A...................................   124,528   2,945,606
   #Orion Oyj Series B...................................   337,043   8,144,768
   #Outokumpu Oyj........................................   381,565   4,070,541
    Outotec Oyj..........................................   112,091   5,505,111
    PKC Group Oyj........................................    55,424   1,198,464
    Pohjola Bank P.L.C...................................   403,547   4,910,114
    Ponsse Oyj...........................................    25,336     345,672
   #Poyry Oyj............................................   187,165   2,494,146
    Raisio P.L.C. Series V...............................   490,304   1,582,716
    Ramirent Oyj.........................................   314,761   3,264,486
    Rapala VMC Oyj.......................................   113,258   1,016,445
   #Rautaruukki Oyj Series K.............................   323,076   6,590,170
    Raute Oyj Series A...................................    10,390     140,114
   #Ruukki Group Oyj.....................................   604,909   1,248,361
   #Sanoma Oyj...........................................   276,990   4,849,272
    Sievi Capital P.L.C..................................   123,479     425,886
    SRV Group P.L.C......................................     7,277      59,158
    Stockmann Oyj Abp Series A...........................    43,914   1,238,254
   #Stockmann Oyj Abp Series B...........................   107,109   2,813,556
   *Technopolis Oyj......................................    99,623     480,180
   *Tecnomen Lifetree Oyj................................     2,061       1,271
   #Teleste Oyj..........................................    53,559     295,737
    Tieto Oyj............................................   291,983   4,328,936
   #Tikkurila Oyj........................................    62,217   1,403,554
    Tulikivi Oyj.........................................    79,440     107,379
    Turkistuottajat Oyj..................................     8,490     177,216

                                     1372

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- ------------
FINLAND -- (Continued)
   #Uponor Oyj Series A.................................. 217,678 $  3,213,673
    Vacon Oyj............................................  45,190    2,594,516
    Vaisala Oyj Series A.................................  39,132    1,277,002
    Viking Line Abp......................................  10,400      401,121
    Yit Oyj.............................................. 390,890    8,662,323
                                                                  ------------
TOTAL FINLAND                                                      153,891,481
                                                                  ------------
FRANCE -- (11.2%)
    ABC Arbitrage SA.....................................  22,667      221,603
   #Akka Technologies SA.................................   7,320      219,182
   *Ales Groupe SA.......................................  32,239      635,122
   *Altamir Amboise SA...................................  47,210      503,611
    ALTEN SA.............................................  68,354    2,550,050
  #*Altran Technologies SA............................... 362,083    2,881,626
    April SA.............................................  74,171    1,694,629
  #*Archos SA............................................  18,355      216,857
    Arkema SA............................................ 194,678   18,992,636
   *Artprice.com SA......................................   2,933      125,032
    Assystem SA..........................................  55,571    1,268,635
  #*Atari SA.............................................  33,339       98,317
    Atos SA.............................................. 143,571    7,907,198
    Aubay SA.............................................  10,285       94,560
    Audika SA............................................  21,251      556,257
   #Aurea SA.............................................   3,551       44,102
  #*Avanquest Software SA................................   5,228       14,782
  #*Avenir Telecom SA....................................  17,841       20,992
   *Axway Software SA....................................  22,982      596,064
   *Baccarat SA..........................................   1,090      260,641
    Banque Tarneaud SA...................................   1,430      243,783
    Beneteau SA.......................................... 179,820    3,231,923
   #Bigben Interactive SA................................   8,718      120,391
  #*BioAlliance Pharma SA................................  15,037      107,870
    Boiron SA............................................  28,682    1,223,660
    Boizel Chanoine Champagne SA.........................   7,266      624,075
    Bonduelle SCA........................................  13,650    1,310,496
    Bongrain SA..........................................  15,028    1,402,438
   #Bourbon SA........................................... 182,470    7,611,075
   *Boursorama SA........................................  35,090      404,481
  #*Bull SA.............................................. 309,488    1,861,698
    Burelle SA...........................................   3,894    1,359,095
    Cafom SA.............................................   5,092       89,165
    Canal Plus SA........................................ 306,742    2,077,816
    CBo Territoria SA....................................  28,320      147,935
   *Cegedim SA...........................................  16,591      893,603
    CEGID Group SA.......................................   3,517      101,375
    CFAO SA..............................................  23,353      997,714
   *Cie Generale de Geophysique - Veritas SA............. 142,257    4,777,292
    Ciments Francais SA..................................   4,853      500,947
   *Club Mediterranee SA.................................  68,548    1,624,660
    Compagnie Industrielle et Financiere D'Entreprises
      SA.................................................   1,200       99,415
   *CS Communication & Systemes SA.......................   7,938       46,537
    Damartex SA..........................................  21,101      682,991
    Delachaux SA.........................................  26,973    3,112,078
   *Derichebourg SA...................................... 548,515    3,619,912
    Devoteam SA..........................................  10,377      271,992
   *Dynaction SA.........................................  14,454      168,250
    Electricite de Strasbourg SA.........................  21,886    3,464,296
    Entrepose Contracting SA.............................     704       95,363
    Esso S.A.F...........................................   9,411    1,153,109
   *Establissements Maurel et Prom SA.................... 323,678    7,429,851
   *Etam Developpement SA................................   1,148       39,670

                                     1373

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
FRANCE -- (Continued)
    Euler Hermes SA.......................................    36,906 $3,240,450
  #*Euro Disney SCA.......................................    55,332    535,156
   #Eurofins Scientific SA................................    10,687    964,084
    Exel Industries SA....................................    10,680    658,247
    Faiveley Transport SA.................................     5,796    486,741
    Faurecia SA...........................................    87,585  3,378,476
    Fimalac SA............................................    31,490  1,252,766
    Fleury Michon SA......................................     4,694    232,961
    Flo Groupe SA.........................................    29,358    245,500
  #*GameLoft SA...........................................    33,935    234,147
   *Gascogne SA...........................................     6,907    415,627
    Gaumont SA............................................    14,043    756,226
  #*GECI International SA.................................    59,392    157,845
   #Gemalto NV............................................   149,247  7,110,565
    Gevelot SA............................................     3,584    309,218
   *GFI Informatique SA...................................   134,770    758,235
    GL Events SA..........................................    18,704    646,343
    GPE Groupe Pizzorno SA................................     5,200    141,893
    Groupe Crit SA........................................    24,255    761,157
   *Groupe Go Sport SA....................................     1,695     36,319
   #Groupe Gorge SA.......................................    18,510    207,356
    Groupe Guillin SA.....................................     1,200    117,949
   *Groupe Open SA........................................    27,590    243,844
  #*Groupe Partouche SA...................................    30,902    108,221
   #Groupe Steria SCA.....................................    71,983  1,821,659
    Guerbet SA............................................     6,577    765,046
   #Guyenne et Gascogne SA................................    25,083  3,417,937
   *Haulotte Group SA.....................................    61,352  1,166,148
   #Havas SA.............................................. 1,237,226  5,791,238
  #*Hi-Media SA...........................................    71,438    373,063
   *Idsud SA..............................................     2,227     88,253
    Ingenico SA...........................................   118,736  5,003,953
    Interparfums SA.......................................     5,303    184,891
   *Ipsen SA..............................................    55,251  1,801,926
   #Ipsos SA..............................................    89,607  4,239,664
   *Jacquet Metal Service SA..............................    48,141  1,036,822
   *Kaufman & Broad SA....................................     4,383    113,215
    Korian SA.............................................    10,901    251,542
   #Laurent-Perrier SA....................................    12,546  1,750,686
   *LDC SA................................................        19      2,151
    Lectra SA.............................................    83,499    721,617
    Lisi SA...............................................    16,907  1,662,390
   *LVL Medical Groupe SA.................................    18,786    405,962
    M6 Metropole Television SA............................   155,729  3,554,011
    Maisons France Confort SA.............................     3,378    149,123
   *Manitou BF SA.........................................    48,911  1,491,473
    Manutan International SA..............................    13,379    937,238
   *Meetic SA.............................................     8,430    180,994
    Mersen SA.............................................    64,007  3,458,984
   *MGI Coutier SA........................................     2,753    172,043
   *Modelabs Group SA.....................................    10,965     66,016
   *Montupet SA...........................................     1,081     10,936
    Mr. Bricolage SA......................................    23,846    420,962
   #Naturex SA............................................     9,261    694,562
   #Neopost SA............................................    92,157  7,364,225
   #Nexans SA.............................................   110,500  9,534,327
    Nexity SA.............................................    82,239  3,703,397
   *NicOx SA..............................................    13,013     29,952
    Norbert Dentressangle SA..............................    20,989  2,452,389
   *NRJ Group SA..........................................    12,748    154,543
   *Oeneo SA..............................................   113,285    347,941

                                     1374

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
FRANCE -- (Continued)
    Orpea SA............................................... 101,314 $ 4,962,726
    Osiatis SA.............................................   1,400      11,472
   #PagesJaunes Groupe SA.................................. 384,634   3,052,780
    Paris Orleans et Cie SA................................   2,430      63,992
   *Parrot SA..............................................  17,614     551,922
    Pierre & Vacances SA...................................  18,411   1,455,501
    Plastic Omnium SA......................................  95,424   3,307,771
    Plastivaloire SA.......................................   4,552     172,826
    PSB Industries SA......................................   8,438     344,534
    Rallye SA..............................................  92,105   3,593,547
  #*Recylex SA.............................................  55,481     453,947
   #Remy Cointreau SA......................................  82,777   7,386,829
    Rhodia SA.............................................. 339,910  15,362,806
    Robertet SA............................................   3,167     565,031
  #*Rodriguez Group SA.....................................  31,298     202,938
    Rougier SA.............................................   6,115     324,195
    Rubis SA...............................................  75,186   4,387,340
   *Rue du Commerce SA.....................................     136       1,271
   *S.T. Dupont SA.........................................  88,031      54,164
    SA des Ciments Vicat...................................  21,047   1,556,128
    Sabeton SA.............................................  13,500     255,454
    Saft Groupe SA.........................................  66,877   2,173,324
    SAMSE SA...............................................   8,342     840,458
    Sartorius Stedim Biotech SA............................   1,838     131,979
    SEB SA.................................................  16,300   1,606,541
    Seche Environnement SA.................................   2,655     212,970
   #Sechilienne SA.........................................  60,146   1,433,429
    Securidev SA...........................................   2,500     145,535
   #Sequana SA.............................................  46,996     565,469
   *Societe Anonyme d'Explosifs et de Produits Chimiques
     SA....................................................     524     201,191
    Societe BIC SA.........................................  81,634   7,709,134
    Societe des Bains de Mer et du Cercle des Etrangers a
      Monaco SA............................................  46,150   2,882,121
    Societe Pour l'Informatique Industrielle SA............  40,908     341,691
   *Societe Television Francaise 1 SA...................... 200,321   3,819,829
  #*Soitec SA.............................................. 383,996   3,429,443
    Somfy SA...............................................  21,738   6,486,377
    Sopra Group SA.........................................  22,982   1,721,824
   *Spir Communication SA..................................     196      10,397
   *Ste Industrielle d'Aviation Latecoere SA...............   8,857     128,493
    Stef-TFE SA............................................  28,838   1,833,222
   *Store Electronic SA....................................     118       1,934
    Sucriere de Pithiviers Le Vieil SA.....................   1,745   2,108,136
    Sword Group SA.........................................   7,395     183,180
    Synergie SA............................................  54,902   1,004,481
  #*Technicolor SA......................................... 321,494   1,774,643
    Teleperformance SA..................................... 181,538   4,676,993
    Tessi SA...............................................   5,050     477,514
  #*Theolia SA............................................. 215,705     367,055
   #Tonnellerie Francois Freres SA.........................   3,839     168,836
    Total Gabon SA.........................................     410     207,434
    Touax SA...............................................     993      41,019
    Toupargel Groupe SA....................................     111       2,143
  #*Transgene SA...........................................   5,584      90,340
    Trigano SA.............................................  21,351     570,335
  #*UbiSoft Entertainment SA............................... 223,352   1,858,784
    Union Financiere de France Banque SA...................  16,828     600,876
    Valeo SA............................................... 229,231  14,043,061
    Viel et Compagnie SA................................... 158,130     793,768
   #Vilmorin & Cie SA......................................  20,195   2,187,045
   #Virbac SA..............................................  17,494   3,057,637
   *Vivalis SA.............................................   6,501      68,294

                                     1375

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
FRANCE -- (Continued)
    VM Materiaux SA.......................................   6,914 $    445,990
    Vranken Pommery Monopole SA...........................  13,094      644,033
    Zodiac Aerospace SA................................... 103,051    8,913,227
   *Zueblin Immobiliere France SA.........................   1,365        6,749
                                                                   ------------
TOTAL FRANCE..............................................          306,151,565
                                                                   ------------

GERMANY -- (13.4%)
    A.S. Creation Tapeton AG..............................   6,853      288,411
   *AAP Implantate AG.....................................  47,250       61,479
   *Aareal Bank AG........................................ 423,110   12,541,743
   *Abwicklungsgesellschaft Roesch AG Medizintechnik......   7,300          273
  #*ADVA AG Optical Networking............................ 128,074      787,899
   *AGROB Immobilien AG...................................   5,800       80,561
  #*Air Berlin P.L.C...................................... 117,774      503,525
   #Aixtron SE............................................ 314,748    8,455,666
   *Aligna AG............................................. 318,087       15,997
   *Allgeier Holding AG...................................   1,692       29,648
    Amadeus Fire AG.......................................  16,192      781,156
   *Andreae-Noris Zahn AG.................................  26,412    1,066,316
   #Asian Bamboo AG.......................................  29,133      955,998
    AUGUSTA Technologie AG................................  26,396      652,162
    Aurubis AG............................................ 152,783    9,457,609
   *Baader Bank AG........................................ 132,511      520,215
  #*Balda AG.............................................. 127,634    1,531,943
  #*Bauer AG..............................................  21,678      871,446
   #BayWa AG..............................................  20,761      851,188
    Bechtle AG............................................  41,242    1,890,257
    Bertrandt AG..........................................  23,001    1,653,433
   *Beta Systems Software AG..............................   8,550       29,446
    Bilfinger Berger SE................................... 162,980   16,073,988
   *Biolitec AG...........................................  26,843      109,496
    Biotest AG............................................  20,784    1,516,897
   *BKN International AG..................................  33,408        1,152
   *BMP Media Vestors AG..................................  43,506       69,375
  #*Borussia Dortmund GmbH & Co. KGaA..................... 208,512      783,568
   #Carl Zeiss Meditec AG.................................  86,687    1,922,577
    CAT Oil AG............................................  47,541      416,902
    Celesio AG............................................  41,231      792,415
    CENIT AG..............................................   1,487       10,627
   *Centrosolar Group AG..................................  20,542      102,147
    Centrotec Sustainable AG..............................  42,634    1,042,088
  #*Centrotherm Photovoltaics AG..........................  28,152      963,601
    Cewe Color Holding AG.................................  15,268      669,129
   *Colonia Real Estate AG................................   1,220        8,050
    Comdirect Bank AG..................................... 139,558    1,462,284
   #CompuGroup Medical AG.................................  14,015      202,456
  #*Conergy AG............................................ 221,178      254,472
  #*Constantin Medien AG.................................. 314,299      789,605
    CropEnergies AG.......................................  53,810      421,618
    CTS Eventim AG........................................ 106,100    3,872,112
  #*Curanum AG............................................ 100,137      393,065
   #D. Logistics AG....................................... 113,203      227,115
    DAB Bank AG........................................... 130,043      647,882
    Data Modul AG.........................................  11,455      213,343
    Delticom AG...........................................   4,856      507,075
    Demag Cranes AG.......................................  53,557    3,558,484
    Deutsche Beteiligungs AG..............................  29,477      782,368
    Deutsche Wohnen AG.................................... 194,621    3,154,453
  #*Deutz AG.............................................. 263,835    2,547,311
  #*Dialog Semiconductor P.L.C............................ 166,323    3,257,069
   *DIC Asset AG..........................................  13,226      140,778

                                     1376

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
GERMANY -- (Continued)
    Dierig Holding AG.....................................    10,500 $  202,735
   #Douglas Holding AG....................................   105,346  5,078,379
    Dr. Hoenle AG.........................................    14,858    266,642
    Draegerwerk AG & Co. KGaA.............................       921     89,385
    Drillisch AG..........................................   158,285  1,940,120
    Duerr AG..............................................    36,111  1,613,571
    DVB Bank SE...........................................   173,470  6,189,494
    Eckert & Ziegler AG...................................     6,924    281,587
    Elmos Semiconductor AG................................    34,592    453,573
   #ElreingKlinger AG.....................................   105,909  3,157,824
  #*Epigenomics AG........................................    27,680     48,616
    Erlus AG..............................................     2,970    126,099
   #*Euromicron AG........................................     6,147    184,933
    Euwax AG..............................................    17,978  1,301,257
   *Evotec AG............................................. 1,165,338  3,514,035
    Fielmann AG...........................................    56,325  5,882,414
  #*First Sensor AG.......................................     3,931     56,951
   *FJA AG................................................       217        523
   #Freenet AG............................................   372,758  4,509,376
    Fuchs Petrolub AG.....................................   139,623  6,761,876
   *GAGFAH SA.............................................   281,532  1,915,504
    GBW AG................................................    28,417    550,650
    Gerresheimer AG.......................................    89,828  4,547,023
    Gerry Weber International AG..........................    89,108  2,952,388
   #Gesco AG..............................................    10,010    960,997
    GFK SE................................................    72,083  3,624,263
    GFT Technologies AG...................................    66,050    310,032
  #*Gigaset AG............................................   119,273    547,597
  #*Gildemeister AG.......................................   112,651  2,064,842
   *Grammer AG............................................    32,013    751,599
    Grenkeleasing AG......................................    33,471  2,003,432
    H&R WASAG AG..........................................    21,428    615,593
    Hamborner REIT AG.....................................    28,257    288,588
    Hamburger Hafen und Logistik AG.......................    55,006  2,196,472
   *Hansa Group AG........................................   146,815    901,320
   #Hawesko Holding AG....................................    19,463  1,050,207
  #*Heidelberger Druckmaschinen AG........................   734,833  2,081,217
   #Homag Group AG........................................    13,586    287,593
   *IKB Deutsche Industriebank AG.........................    21,843     20,561
    Indus Holding AG......................................    45,532  1,412,797
    Innovation in Traffic Systems AG......................    23,949    683,019
   #Interseroh SE.........................................    21,642  1,577,210
  #*Intershop Communications AG...........................    62,598    267,115
    Isra Vision Systems AG................................    10,917    313,150
   *IVG Immobilien AG.....................................   480,972  3,307,983
   *Jenoptik AG...........................................   162,963  1,267,829
   *Kampa AG..............................................    35,505      3,259
    Kloeckner & Co. SE....................................   341,221  8,309,241
    Koenig & Bauer AG.....................................     5,586    107,669
   #Kontron AG............................................   189,937  1,903,653
   #Krones AG.............................................    72,618  5,558,779
    KSB AG................................................     3,584  2,908,577
   *Kuka AG...............................................   102,786  2,741,021
    KWS Saat AG...........................................    17,224  3,619,994
    Leifheit AG...........................................    12,500    363,003
    Leoni AG..............................................   115,635  6,505,805
   *Loewe AG..............................................    25,187    144,963
    LPKF Laser & Electronics AG...........................    20,347    335,778
  #*Manz AG...............................................     5,470    204,064
  #*Masterflex AG.........................................    19,347    159,937
   *Maxdata Computer AG...................................    94,120     16,364

                                     1377

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
GERMANY -- (Continued)
    Mediclin AG..........................................   119,554 $   703,430
  #*Medigene AG..........................................    87,499     169,387
    Medion AG............................................    85,984   1,581,451
    Mensch und Maschine Software AG......................    27,532     190,228
   #MLP AG...............................................   216,957   1,993,149
   *Mobotix AG...........................................       371      32,937
   *Mologen AG...........................................    24,513     281,243
   *Morphosys AG.........................................    62,322   1,760,121
  #*MPC Muenchmeyer Petersen Capital AG..................     5,101      16,303
   #MTU Aero Engines Holding AG..........................   176,697  13,044,842
    Muehlbauer Holding & Co. AG..........................    14,905     654,886
    MVV Energie AG.......................................   114,055   3,696,056
    Nemetschek AG........................................    24,668   1,095,973
   *Nexus AG.............................................    33,813     350,921
  #*Nordex SE............................................   115,888     833,489
   #OHB AG...............................................    35,659     651,055
    Oldenburgische Landesbank AG.........................     4,234     198,026
    P&I Personal & Informatik AG.........................    17,889     676,554
   *Patrizia Immobilien AG...............................    26,838     179,483
   #Pfeiffer Vacuum Technology AG........................    34,071   3,810,379
  #*Pfleiderer AG........................................   158,664     129,041
  #*Phoenix Solar AG.....................................    15,055     327,867
    PNE Wind AG..........................................   167,451     472,556
    Praktiker AG.........................................   195,237     687,170
    Progress-Werk Oberkirch AG...........................     6,250     386,341
   #PSI AG Gesellschaft Fuer Produkte und Systeme der
     Informationstechnologie.............................    30,993     842,629
   *PVA TePla AG.........................................    46,019     286,330
  #*Q-Cells SE...........................................   226,583     396,676
   *QSC AG...............................................   306,094   1,138,854
    R Stahl AG...........................................    14,410     548,841
    Rational AG..........................................    15,420   4,176,077
   *REALTECH AG..........................................    13,541     117,366
    Renk AG..............................................    18,838   1,938,762
   #Repower Systems SE...................................     5,276   1,078,556
    Rheinmetall AG.......................................   126,352  10,575,760
    Rhoen-Klinikum AG....................................   406,308  10,125,308
  #*Roth & Rau AG........................................    15,929     500,203
    Ruecker AG...........................................    18,949     302,942
    S.A.G. Solarstrom AG.................................    21,788     135,455
   *SAF-Holland SA.......................................    19,086     215,102
    Schaltbau Holding AG.................................     1,557     172,424
   *Sedo Holding AG......................................    69,691     304,524
    Sektkellerei Schloss Wachenheim AG...................    14,520     150,050
   *SER Systems AG.......................................     9,400         257
  #*SGL Carbon SE........................................   229,387  11,960,474
  #*Singulus Technologies AG.............................   236,814   1,186,653
    Sinner AG............................................     2,660      61,606
    Sixt AG..............................................    81,198   2,134,551
    SKW Stahl-Metallurgie Holding AG.....................    14,708     359,054
  #*Sky Deutschland AG................................... 1,051,866   4,971,608
   *SM Wirtschaftsberatungs AG...........................    18,841     143,486
   #SMA Solar Technology AG..............................    13,470   1,233,546
  #*SMT Scharf AG........................................       942      27,298
    Software AG..........................................   192,899   9,402,695
  #*Solar Millennium AG..................................    34,471     728,918
   *Solar-Fabrik AG......................................    13,966      71,175
   #Solarworld AG........................................   285,203   3,253,908
  #*Solon SE.............................................    25,350      68,311
    Stada Arzneimittel AG................................   185,987   7,086,143
    STINAG Stuttgarter Invest AG.........................    35,003     906,422
    Stoehr & Co. AG......................................     6,000      27,226

                                     1378

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
GERMANY -- (Continued)
    Stratec Biomedical Systems AG.......................    27,909 $  1,300,823
   *Sunways AG..........................................    15,188       63,850
  #*Suss Microtec AG....................................    59,969      748,057
    Symrise AG..........................................   330,233    9,021,556
    Syzygy AG...........................................    30,656      162,841
  #*TAG Immobilien AG...................................   120,250    1,209,492
    Takkt AG............................................   126,507    2,087,019
    TDS Informationstechnologie AG......................    89,063      529,965
   #Telegate AG.........................................    16,807      169,726
   *Tipp24 SE...........................................     6,835      330,823
    Tognum AG...........................................   210,779    8,056,575
   *Tom Tailor Holding AG...............................     3,122       66,556
   #Tomorrow Focus AG...................................   113,715      653,837
  #*TUI AG..............................................   468,655    4,331,480
    UMS United Medical Systems International AG.........     7,531       83,443
   *UmweltBank AG.......................................    17,805      622,492
    United Internet AG..................................   147,678    3,002,781
    VBH Holding AG......................................     9,415       62,820
   *Verbio AG...........................................    50,804      230,559
   #Vossloh AG..........................................    37,975    4,824,370
    VTG AG..............................................    21,680      558,968
   #Wacker Neuson SE....................................    38,309      676,121
   *Wanderer-Werke AG...................................     7,903          760
    Washtec AG..........................................     1,318       19,804
    Wincor Nixdorf AG...................................   119,287    7,460,001
    Wirecard AG.........................................   284,730    4,893,742
    Wuerttembergische Lebensversicherung AG.............    27,308      685,054
    Wuerttembergische Metallwarenfabrik AG..............    29,451    1,163,731
   *XING AG.............................................     5,288      463,812
    Zhongde Waste Technology AG.........................     3,877       49,927
  #*zooplus AG..........................................     1,766      152,084
                                                                   ------------
TOTAL GERMANY...........................................            365,215,498
                                                                   ------------

GREECE -- (2.2%)
   *Aegean Airlines S.A.................................     5,746       14,554
   *Aegek S.A...........................................   120,000       34,264
  #*Agricultural Bank of Greece S.A.....................    75,249       85,614
    Alapis Holding Industrial & Commercial S.A. of
      Pharmaceutical Chemical Products..................    87,977       44,113
   *Alfa Alfa Energy S.A................................     3,810        7,610
  #*Alpha Bank A.E......................................   531,072    2,328,069
   *Alumil Aluminum Industry S.A........................    48,665       45,416
   *Alysida S.A.........................................     2,376        6,797
   *Anek Lines S.A......................................   504,442      130,362
   *Astir Palace Hotels S.A.............................    93,886      302,040
   *Athens Medical Center S.A...........................   150,874       91,210
   *Atlantic Supermarkets S.A...........................    34,730        3,992
   *Attica Bank S.A.....................................   184,869      190,804
   *Atti-Kat S.A........................................    56,554        3,248
   *Autohellas S.A......................................    83,520      175,244
   *Babis Vovos International Construction S.A..........    59,807       73,924
   *Balafas S.A.........................................    15,200        4,150
   *Balkan Real Estate S.A..............................     5,450        3,365
   *Bank of Cyprus Public Co., Ltd...................... 1,834,953    4,006,826
    Bank of Greece S.A..................................    75,285    2,682,616
   *Daios Plastics S.A..................................    16,350      128,278
    Diagnostic & Therapeutic Center of Athens Hygeia
      S.A...............................................   275,576      134,716
  #*EFG Eurobank Ergasias S.A...........................   955,712    3,714,688
   *Elastron S.A........................................    97,711      112,401
   *Elbisco Holding S.A.................................    28,098       21,821
   *Elektrak S.A........................................    37,647       91,311
   *Elektroniki Athinon S.A.............................    22,490        6,444

                                     1379

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
GREECE -- (Continued)
   *Ellaktor S.A..........................................   522,735 $2,029,088
   *Etma Rayon S.A........................................    11,242     22,777
    Euro Reliance General Insurance Co. S.A...............    54,730     39,289
   *Euromedica S.A........................................    67,698     31,068
    EYDAP Athens Water Supply & Sewage Co. S.A............   105,631    631,776
   *F.G. Europe S.A.......................................     4,536      3,641
   *Folli Follie Group S.A................................   111,151  1,470,095
   *Forthnet S.A..........................................   254,703    149,989
   *Fourlis Holdings S.A..................................   145,058    850,716
    Frigoglass S.A........................................    90,234  1,204,803
   *GEK Terna S.A.........................................   296,155    838,301
   *Geniki Bank S.A.......................................    31,074     40,201
   *Halkor S.A............................................   226,556    325,658
   *Hellenic Cables S.A...................................    65,236    168,280
    Hellenic Exchanges S.A................................   213,824  1,499,158
    Hellenic Petroleum S.A................................   324,378  2,994,602
   *Hellenic Sugar Industry S.A...........................    78,005    104,220
    Heracles General Cement Co. S.A.......................    77,436    445,467
    Iaso S.A..............................................   206,042    339,947
    Inform P. Lykos S.A...................................    32,970     48,820
   *Informatics S.A.......................................     3,778      1,683
   *Intracom Holdings S.A.................................   315,975    195,549
   *Intracom Technical & Steel Constructions S.A..........    80,002     77,088
    Intralot S.A.-Integrated Lottery Systems & Services...   431,249    786,901
   *Ionian Hotel Enterprises S.A..........................    16,914    340,253
   *Ipirotiki Software & Publications S.A.................    22,110     61,634
    JUMBO S.A.............................................   243,338  1,718,274
    Karelia Tobacco Co., Inc. S.A.........................     5,787    532,758
   *Kathimerini Publishing S.A............................    47,170    230,795
   *Lambrakis Press S.A...................................   115,149     38,194
   *Lamda Development S.A.................................       905      4,876
   *Lan-Net S.A...........................................    12,688     21,878
   *Lavipharm S.A.........................................    69,881     41,180
   *Loulis Mills S.A......................................    41,702    105,758
    Marfin Investment Group S.A........................... 2,342,108  1,514,097
   #*Marfin Popular Bank PCL.............................. 3,475,145  2,593,934
    Metka S.A.............................................    99,168  1,175,278
    Michaniki S.A.........................................   165,545     54,749
    Motor Oil (Hellas) Corinth Refineries S.A.............   162,436  1,844,650
   *Mytilineos Holdings S.A...............................   340,799  2,395,617
   *Neorion Holdings S.A..................................    14,991      5,384
   *Pegasus Publishing S.A................................    94,144     39,206
  #*Piraeus Bank S.A...................................... 4,522,314  5,850,820
   *Piraeus Port Authority S.A............................    19,885    365,286
   *Promota Hellas S.A....................................     8,860      2,928
   *Proton Bank S.A.......................................   141,214    115,643
   *Public Power Corp. S.A................................   165,358  2,035,378
   *Real Estate Development & Services S.A................    94,497    160,447
   *S&B Industrial Minerals S.A...........................    68,336    413,693
    Sarantis S.A..........................................    74,884    316,389
   *Selected Textile S.A..................................    69,947     39,083
   *Sfakianakis S.A.......................................    17,777     37,061
   *Sidenor Steel Products Manufacturing Co. S.A..........    27,729    122,379
   *Spyroy Agricultural Products S.A......................    61,348     48,462
   *T Bank S.A............................................   228,007     13,074
   *Technical Olympic S.A.................................     2,237      5,471
   *Teletypos S.A. Mega Channel...........................    77,669    182,370
    Terna Energy S.A......................................   117,605    439,424
   *Themeliodomi S.A......................................    37,422     19,896
    Thessaloniki Port Authority S.A.......................     6,936    130,923
    Thessaloniki Water Supply & Sewage Co. S.A............    11,146     68,586

                                     1380

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED



                                                           SHARES     VALUE++
                                                          --------- -----------
GREECE -- (Continued)
    Thrace Plastics Co. S.A..............................   104,616 $    76,745
    Titan Cement Co. S.A.................................   182,695   3,764,814
  #*TT Hellenic Postbank S.A.............................   695,353   2,518,805
   *Varvaressos S.A. European Spinning Mills.............    36,350       6,793
   *Viohalco S.A.........................................   409,999   2,448,758
                                                                    -----------
TOTAL GREECE.............................................            60,644,737
                                                                    -----------
IRELAND -- (2.6%)
    Abbey P.L.C..........................................    84,370     616,477
   *Aer Lingus Group P.L.C...............................   763,185     742,071
   *Allied Irish Banks P.L.C............................. 1,323,599     196,507
   *Aminex P.L.C.........................................   496,086      60,311
    C&C Group P.L.C. (B010DT8)...........................   399,607   2,004,883
    C&C Group P.L.C. (B011Y09)........................... 1,014,594   5,155,181
    DCC P.L.C............................................   308,989   8,327,896
    DCC P.L.C. (4189477).................................    18,170     491,358
    Donegal Creameries P.L.C.............................    26,085     147,671
    Dragon Oil P.L.C..................................... 1,347,235  12,007,931
   *Elan Corp. P.L.C.....................................    74,754     835,424
    FBD Holdings P.L.C...................................   125,728   1,249,131
    Fyffes P.L.C......................................... 1,020,533     615,500
    Glanbia P.L.C. (0066950).............................   700,613   4,587,084
    Glanbia P.L.C. (4058629).............................    69,229     454,518
    Grafton Group P.L.C..................................   538,250   2,249,568
    Greencore Group P.L.C. (0386410).....................   615,927     831,874
    Greencore Group P.L.C. (5013832).....................   189,468     255,531
    IFG Group P.L.C......................................   337,495     849,454
   *Independent News & Media P.L.C. (B59HWB1)............   369,574     177,423
   *Independent News & Media P.L.C. (B5TR5N4)............   318,060     152,912
    Irish Continental Group P.L.C........................    91,000   1,991,356
   *Kenmare Resources P.L.C. (0487948)................... 4,136,548   3,853,013
   *Kenmare Resources P.L.C. (4490737)...................    25,733      24,034
    Kingspan Group P.L.C. (0492793)......................   351,640   3,526,149
    Kingspan Group P.L.C. (4491235)......................    60,845     611,856
   *McInerney Holdings P.L.C.............................   697,135      39,668
    Paddy Power P.L.C. (0258810).........................   180,573   8,834,536
    Paddy Power P.L.C. (4828974).........................    10,071     492,567
   *Providence Resources P.L.C...........................    62,580     256,276
   *Smurfit Kappa Group P.L.C............................   456,586   4,699,846
    Total Produce P.L.C..................................   871,395     494,504
    United Drug P.L.C. (3302480).........................   820,214   2,754,243
    United Drug P.L.C. (3335969).........................    53,080     178,162
                                                                    -----------
TOTAL IRELAND............................................            69,764,915
                                                                    -----------
ISRAEL -- (2.5%)
   *Africa Israel Investments, Ltd.......................   254,834   1,530,793
   *Africa Israel Properties, Ltd........................    31,703     326,474
    Africa Israel Residences, Ltd........................       594       8,079
   *Airport City, Ltd....................................    47,365     210,368
    Alon Holdings Blue Square Israel, Ltd................    44,917     374,135
   *AL-ROV Israel, Ltd...................................    15,025     456,488
    Alrov Properties & Lodgings, Ltd.....................     3,721      69,253
   *Alvarion, Ltd........................................   186,966     281,528
    Amot Investments, Ltd................................    65,457     182,940
   *AudioCodes, Ltd......................................   159,083     865,365
    Avgol Industries 1953, Ltd...........................   128,930     110,323
   *Azorim Investment Development & Construction Co.,
     Ltd.................................................       189         373
    Bayside Land Corp....................................     1,489     352,457
   *Big Shopping Centers 2004, Ltd.......................     1,832      47,337
   *Biocell, Ltd.........................................    19,162     164,326
   *BioLine RX, Ltd......................................   535,468     255,809

                                     1381

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED



                                                            SHARES    VALUE++
                                                           --------- ----------
ISRAEL -- (Continued)
   *Blue Square Real Estate, Ltd..........................     3,782 $   95,740
    British Israel Investments, Ltd.......................    27,461    100,675
   *Ceragon Networks, Ltd.................................    17,205    216,062
   *Clal Biotechnology Industries, Ltd....................   146,663    806,525
    Clal Industries & Investments, Ltd....................   285,112  1,876,909
    Clal Insurance Enterprises Holdings, Ltd..............    83,321  1,869,531
   *Compugen, Ltd.........................................    27,479    106,663
    Dan Vehicle & Transportation D.V.T., Ltd..............       293      2,221
    Delek - The Israeli Fuel Corp., Ltd...................     2,909     84,681
    Delek Automotive Systems, Ltd.........................   107,838  1,149,739
   *Delek Energy Systems, Ltd.............................       797    305,571
    Delta-Galil Industries, Ltd...........................    14,983    100,567
    Direct Insurance - I.D.I. Insurance Co., Ltd..........    30,880     75,934
    DS Apex Holdings, Ltd.................................    33,141    193,392
   *El Al Israel Airlines, Ltd............................   738,714    192,234
   *Elbit Medical Imaging, Ltd............................    53,265    317,210
    Electra (Israel), Ltd.................................     4,994    541,930
   *Electra Real Estate, Ltd..............................    19,237     98,918
   *Elron Electronic Industries, Ltd......................    57,768    288,397
   *Evogene, Ltd..........................................    51,289    225,627
   *EZchip Semiconductor, Ltd.............................    47,448  1,485,520
    First International Bank of Israel, Ltd...............    98,118  1,412,574
    FMS Enterprises Migun, Ltd............................    10,300    239,409
    Formula Systems, Ltd..................................    27,112    493,385
    Frutarom Industries, Ltd..............................   162,348  1,730,285
    Fundtech, Ltd.........................................    10,817    203,022
   *Gilat Satellite Networks, Ltd.........................    62,979    305,263
   *Given Imaging, Ltd....................................    31,987    622,361
    Golf & Co., Ltd.......................................    57,649    269,175
    Granite Hacarmel Investments, Ltd.....................   144,714    273,282
   *Hadera Paper, Ltd.....................................     9,516    598,392
    Harel Insurance Investments & Finances, Ltd...........    34,332  1,791,495
   *Hot Telecommunications Systems, Ltd...................    92,836  1,542,355
   *Industrial Building Corp., Ltd........................   174,051    339,363
   *Israel Cold Storage & Supply Co., Ltd.................     1,076     13,849
   *Israel Discount Bank, Ltd.............................   971,957  1,877,240
    Israel Land Development Co., Ltd. (The)...............    22,615    199,437
    Ituran Location & Control, Ltd........................    84,441  1,162,403
   *Jerusalem Oil Exploration, Ltd........................    29,594    522,755
   *Kamada, Ltd...........................................   110,315    817,425
    Maabarot Products, Ltd................................    21,999    236,530
   *Magic Software Enterprises, Ltd.......................       693      3,421
   *Makhteshim-Agan Industries, Ltd.......................   657,045  3,616,498
    Matrix IT, Ltd........................................   171,428  1,001,280
    Melisron, Ltd.........................................    15,644    341,392
   *Mellanox Technologies, Ltd............................    84,859  2,895,102
   *Menorah Mivtachim Holdings, Ltd.......................   101,061  1,010,599
    Migdal Insurance & Financial Holding, Ltd.............   934,324  1,589,589
    Mizrahi Tefahot Bank, Ltd.............................   163,782  1,720,931
   *Naphtha Israel Petroleum Corp., Ltd...................   103,666    353,481
   *Ness Technologies, Inc................................    28,017    213,859
    Neto M.E. Holdings, Ltd...............................     5,411    284,375
    NetVision, Ltd........................................    32,732    456,271
   *NICE Systems, Ltd.....................................    54,894  1,956,370
   *NICE Systems, Ltd. Sponsored ADR......................    90,739  3,241,197
   *Nitsba Holdings 1995, Ltd.............................    62,733    585,669
   *Oil Refineries, Ltd................................... 3,239,580  2,182,092
   *Orckit Communications, Ltd............................    38,290     74,292
    Ormat Industries, Ltd.................................   293,852  1,937,266
    Osem Investments, Ltd.................................   101,782  1,686,171
    Paz Oil Co., Ltd......................................    12,287  1,936,189

                                     1382

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED



                                                          SHARES     VALUE++
                                                         --------- -----------
ISRAEL -- (Continued)
    Phoenix Holdings, Ltd. (The)........................   195,715 $   599,585
    Plasson Industries, Ltd.............................     3,076      77,325
   *RADVision, Ltd......................................    20,382     148,837
    Rami Levi Chain Stores Hashikma Marketing 2006,
      Ltd...............................................    27,880   1,021,020
   *Retalix, Ltd........................................    65,875   1,002,576
   *Scailex Corp, Ltd...................................    29,002     399,193
    Shikun & Binui, Ltd.................................   794,937   1,820,654
   *Space Communication, Ltd............................    11,241     176,398
    Strauss Group, Ltd..................................   122,758   1,842,201
   *Suny Electronic, Ltd................................    33,820     319,639
    Super-Sol, Ltd. Series B............................   368,517   2,067,483
   *Tower Semiconductor, Ltd............................ 1,325,086   1,389,461
    Union Bank of Israel, Ltd...........................   103,064     474,765
                                                                   -----------
TOTAL ISRAEL............................................            68,445,275
                                                                   -----------
ITALY -- (6.9%)
  #*A.S. Roma SpA.......................................   293,436     282,139
    ACEA SpA............................................   280,731   2,469,368
    Acegas-APS SpA......................................   110,973     627,729
   *Acotel Group SpA....................................       810      33,187
   *Aedes SpA........................................... 1,412,879     210,041
   *Aeffe SpA...........................................    76,830     105,582
    Aeroporto de Firenze SpA............................    17,399     253,366
   #Alerion Cleanpower SpA..............................    67,767     509,752
    Amplifon SpA........................................   189,650   1,214,801
    Ansaldo STS SpA.....................................   321,559   3,107,777
    Arnoldo Mondadori Editore SpA.......................   392,186   1,240,135
    Ascopiave SpA.......................................   114,826     249,116
    Astaldi SpA.........................................   228,281   1,402,295
    Autogrill SpA.......................................   397,526   5,231,999
    Azimut Holding SpA..................................   454,770   3,707,069
    Banca Finnat Euramerica SpA.........................   685,945     394,866
   #Banca Generali SpA..................................   131,963   1,577,102
    Banca IFIS SpA......................................   102,347     690,220
    Banca Piccolo Credito Valtellinese Scarl............   760,746   3,140,953
   #Banca Popolare dell'Emilia Romagna Scrl.............   645,361   6,487,411
   *Banca Popolare dell'Etruria e del Lazio Scarl.......    92,426     259,151
   #Banca Popolare di Milano Scarl...................... 1,092,906   2,357,514
   #Banca Popolare di Sondrio Scarl.....................   894,582   6,795,669
    Banca Profilo SpA...................................   483,213     232,130
    Banco di Desio e della Brianza SpA..................   232,296   1,166,769
   #BasicNet SpA........................................   101,215     345,129
    Beghelli SpA........................................   427,981     338,466
    Benetton Group SpA..................................   220,256   1,528,481
   *Biesse SpA..........................................    54,004     354,469
    Bonifica Terreni Ferraresi e Imprese Agricole SpA...    10,867     349,963
    Brembo SpA..........................................   162,145   2,178,765
   *Brioschi Sviluppo Immobiliare SpA...................   168,711      34,296
   *Buongiorno SpA......................................   395,420     733,150
  #*Buzzi Unicem SpA....................................   284,221   3,330,392
   #C.I.R. SpA - Compagnie Industriali Riunite.......... 1,614,226   3,780,305
    Cairo Communication SpA.............................    18,550      77,876
    Caltagirone Editore SpA.............................     6,120      12,565
    Caltagirone SpA.....................................   246,310     640,317
   *Carraro SpA.........................................   113,633     475,228
    Cembre SpA..........................................    40,330     405,953
    Cementir Holding SpA................................   293,286     761,174
   *Class Editore SpA...................................   165,655      69,562
    Credito Artigiano SpA...............................   361,183     631,582
    Credito Bergamasco SpA..............................   129,374   4,105,181
    Credito Emiliano SpA................................   376,390   1,903,543

                                     1383

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED



                                                            SHARES    VALUE++
                                                           --------- ----------
ITALY -- (Continued)
    CSP International Fashion Group SpA...................    13,481 $   22,607
   *Dada SpA..............................................     6,181     25,561
   *d'Amico International Shipping SA.....................   133,519    149,717
   #Danieli & Co. SpA.....................................    58,099  1,552,165
    Datalogic SpA.........................................    33,880    310,845
    Davide Campari - Milano SpA...........................   990,609  8,171,937
    De Longhi SpA.........................................   305,654  3,763,431
  #*DeA Capital SpA.......................................   233,390    496,187
   #DiaSorin SpA..........................................    77,818  3,846,647
   *Digital Multimedia Technologies SpA...................    39,294  1,220,265
   *EEMS Italia SpA.......................................   110,285    144,025
    Elica SpA.............................................    44,844     79,055
    Emak SpA..............................................    57,399    291,242
    Engineering Ingegneria Informatica SpA................     8,364    269,366
    ERG SpA...............................................   242,145  3,224,854
  #*ErgyCapital SpA.......................................     5,992      3,301
    Esprinet SpA..........................................   104,855    555,948
  #*Eurotech SpA..........................................    82,279    216,363
   #Falck Renewables SpA..................................   215,880    367,858
  #*Fiera Milano SpA......................................    37,863    230,784
  #*Fondiaria - Sai SpA...................................   247,975    643,995
   *Gas Plus SpA..........................................       975      3,904
    Gefran SpA............................................    32,485    195,934
  #*Gemina SpA............................................ 1,815,266  1,838,862
   #Geox SpA..............................................   305,569  1,569,980
   *Gruppo Ceramiche Ricchetti SpA........................   100,487     34,653
   *Gruppo Coin SpA.......................................   121,022  1,123,981
    Gruppo Editoriale L'Espresso SpA......................   670,242  1,556,459
    Gruppo MutuiOnline SpA................................    13,350     84,909
    Hera SpA.............................................. 1,822,830  3,593,776
   *I Grandi Viaggi SpA...................................    98,547    123,405
    Immsi SpA.............................................   743,533    835,491
  #*Impregilo SpA......................................... 1,243,552  3,527,473
    Indesit Co. SpA.......................................   185,473  1,479,022
    Industria Macchine Automatiche SpA....................    58,626  1,232,360
    Industria Romagnola Conduttori Elettrici SpA..........    43,452    135,950
    Intek SpA.............................................   267,440    137,772
    Interpump Group SpA...................................   255,327  2,070,087
    Iren SpA.............................................. 1,758,434  2,899,898
    Isagro SpA............................................    10,591     46,313
   #Italcementi SpA.......................................   279,135  2,246,137
    Italmobiliare SpA.....................................    28,096    986,638
  #*Juventus Football Club SpA............................   118,274    138,577
  #*Kerself SpA...........................................    38,610    100,402
    KME Group SpA.........................................   747,551    320,787
   #Landi Renzo SpA.......................................   203,171    625,512
   *Lottomatica SpA.......................................   177,645  3,523,018
   #Maire Tecnimont SpA...................................   601,549    983,236
   #Marcolin SpA..........................................    60,096    445,559
  #*Mariella Burani SpA...................................    32,721         --
    Marr SpA..............................................   132,607  1,691,002
  #*Mediolanum SpA........................................   623,636  2,586,758
  #*Milano Assicurazioni SpA..............................   907,587    396,335
   *Monrif SpA............................................   315,834    170,020
   *Montefibre SpA........................................   135,004     28,180
    Nice SpA..............................................    29,427    125,353
   *Pagnossin SpA.........................................     9,000         --
   *PanariaGroup Industrie Ceramiche SpA..................    42,000     77,330
    Piaggio & C. SpA......................................   511,332  2,113,765
   *Pininfarina SpA.......................................    82,321    447,025
   *Piquadro SpA..........................................     7,354     26,749

                                     1384

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED



                                                          SHARES     VALUE++
                                                         --------- ------------
ITALY -- (Continued)
    Pirelli & Co. SpA...................................   657,369 $  6,816,033
   *Poltrona Frau SpA...................................    44,004       75,116
   *Prelios SpA......................................... 2,389,900    1,303,036
  #*Premafin Finanziaria SpA............................   961,257      509,827
    Prysmian SpA........................................   653,038   12,087,023
  #*RCS MediaGroup SpA..................................   177,923      263,456
    Recordati SpA.......................................   408,182    4,446,737
    Reply SpA...........................................     8,234      214,550
   *Retelit SpA.........................................   113,922       65,156
   *Richard-Ginori 1735 SpA.............................    14,080        7,226
    Sabaf SpA...........................................    24,109      585,001
    SAES Getters SpA....................................    30,068      364,095
   *Safilo Group SpA....................................   140,163    1,888,268
  #*Saras SpA........................................... 1,269,180    2,605,264
    SAVE SpA............................................     4,527       47,599
    Screen Service Broadcasting Technologies SpA........   152,715      111,868
  #*Seat Pagine Gialle SpA.............................. 2,988,837      250,811
    Societa' Cattolica di Assicurazioni S.c.r.l.........   180,734    4,373,426
   #Societa Iniziative Autostradali e Servizi SpA.......   217,716    2,143,423
    Sogefi SpA..........................................   186,290      694,495
    Sol SpA.............................................   166,511    1,377,556
   *Sorin SpA........................................... 1,139,193    3,194,078
   *Stefanel SpA........................................   112,528       86,213
    Tamburi Investment Partners SpA.....................    25,775       55,967
  #*Telecom Italia Media SpA............................ 1,206,455      335,162
  #*Tiscali SpA......................................... 3,437,478      302,383
    Tod's SpA...........................................    47,508    6,357,242
   #Trevi Finanziaria SpA...............................   138,583    1,777,090
   *Uni Land SpA........................................    51,835       37,539
  #*Unipol Gruppo Finanziario SpA....................... 3,047,354    1,405,082
    Vianini Industria SpA...............................    59,070      103,403
    Vianini Lavori SpA..................................   175,180    1,026,079
    Vittoria Assicurazioni SpA..........................   121,346      608,262
  #*Yoox SpA............................................    39,534      673,332
    Zignago Vetro SpA...................................    27,216      214,327
                                                                   ------------
TOTAL ITALY.............................................            187,317,428
                                                                   ------------
NETHERLANDS -- (4.2%)
    Aalberts Industries NV..............................   384,012    7,481,411
    Accell Group NV.....................................    78,666    2,039,782
   *AFC Ajax NV.........................................    18,134      182,413
  #*AMG Advanced Metallurgical Group NV.................    86,917    1,454,547
   #Amsterdam Commodities NV............................    60,751      868,879
   #Arcadis NV..........................................   193,913    4,571,077
   #ASM International NV................................   205,174    5,831,615
   *Atag Group NV.......................................     4,630        1,929
    Batenburg Beheer NV.................................    10,306      327,429
   #BE Semiconductor Industries NV......................   115,343      783,970
    Beter Bed Holding NV................................    72,418    1,807,498
    BinckBank NV........................................   153,967    2,126,081
    Brunel International NV.............................    51,660    2,156,052
   *Crown Van Gelder NV.................................    18,307      135,240
    CSM NV..............................................   241,678    6,395,929
    Delta Lloyd NV......................................    32,140      702,367
    DOCdata NV..........................................    22,463      388,534
    Exact Holding NV....................................    61,464    1,819,129
    Fornix Biosciences NV...............................    22,793       19,633
   #Grontmij NV.........................................    77,359    1,438,150
    Heijmans NV.........................................    59,797    1,372,684
    Hunter Douglas NV...................................     3,309      152,103
   #Imtech NV...........................................   272,621    8,793,860

                                     1385

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
NETHERLANDS -- (Continued)
  #*Kardan NV...........................................    89,500 $    399,407
    KAS Bank NV.........................................    50,870      702,871
   #Kendrion NV.........................................    39,829    1,039,291
    Koninklijke Bam Groep NV............................   844,427    4,756,429
    Koninklijke Ten Cate NV.............................   107,008    3,724,296
   #Koninklijke Wessanen NV.............................   205,031      893,313
  #*LBi International NV................................   148,925      355,087
    Macintosh Retail Group NV...........................    48,688    1,058,761
    Mediq NV............................................   212,792    3,968,141
   #Nederlandsche Apparatenfabriek NV...................    28,810      968,554
    Nutreco NV..........................................   143,733    9,993,729
   *Ordina NV...........................................   192,481      741,464
  #*Pharming Group NV...................................   464,980       77,917
   *Punch Graphix NV....................................    57,642      236,497
   *Qurius NV...........................................   335,655      114,377
   *Roto Smeets Group NV................................    11,826      128,443
    Royal Reesink NV....................................     1,428      160,003
    SBM Offshore NV.....................................   563,703   13,475,334
    Sligro Food Group NV................................    98,516    3,515,346
   *SNS Reaal Groep NV..................................   504,497    2,103,458
   #Stern Groep NV......................................     1,258       39,123
   #Telegraaf Media Groep NV............................   163,704    2,755,242
   *Textielgroep Twenthe NV.............................     1,000           --
   #TKH Group NV........................................   111,587    3,226,729
  #*TomTom NV...........................................   547,355    2,589,355
    Unit 4 NV...........................................    80,164    2,659,493
   #USG People NV.......................................   237,375    3,550,442
   *Wavin NV............................................   162,617    2,059,351
                                                                   ------------
TOTAL NETHERLANDS.......................................            116,142,765
                                                                   ------------

NORWAY -- (2.8%)
   #ABG Sundal Collier Holding ASA......................   743,363      802,566
   #Acta Holding ASA....................................   588,069      292,329
    AF Gruppen ASA......................................     2,718       24,936
    Aker ASA............................................     2,312       61,067
   #Aktiv Kapital ASA...................................    82,564      492,862
   *Algeta ASA..........................................    77,466    2,887,690
    Arendals Fosse Kompani ASA..........................       100       31,911
    Atea ASA............................................   246,557    2,534,808
    Austevoll Seafood ASA...............................   239,484    1,318,506
    Bonheur ASA.........................................    50,200    1,393,650
    BW Offshore, Ltd.................................... 1,004,602    2,204,354
   #BWG Homes ASA.......................................   241,807      783,860
   *Camillo Eitze & Co. ASA.............................    58,200       64,639
    Cermaq ASA..........................................   265,931    3,713,410
   *Clavis Pharma ASA...................................    14,832      120,651
   *Copeinca ASA........................................    76,559      622,872
   *Deep Sea Supply P.L.C...............................   337,427      684,442
   *Det Norske Oljeselskap ASA..........................   169,996      838,404
  #*DNO International ASA............................... 3,379,836    3,805,075
   *Dockwise, Ltd.......................................    34,523      885,214
  #*DOF ASA.............................................   143,497    1,221,055
   *EDB ErgoGroup ASA...................................   265,425      633,334
  #*Eitzen Chemical ASA................................. 1,219,666      112,336
    Ekornes ASA.........................................   109,590    2,390,371
  #*Electromagnetic GeoServices ASA.....................   326,537      691,880
   *Eltek ASA...........................................   706,605      622,630
    Farstad Shipping ASA................................    59,843    1,782,658
   *Fornebu Utvikling ASA...............................    60,066       22,215
    Ganger Rolf ASA.....................................    54,510    1,358,433
    Golar LNG, Ltd......................................    27,613    1,057,513

                                     1386

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
NORWAY -- (Continued)
   #Golden Ocean Group, Ltd..............................   863,548 $   811,228
   *Grieg Seafood ASA....................................   122,305     252,545
  #*Havila Shipping ASA..................................    22,400     207,720
   *Hurtigruten ASA......................................   481,357     411,787
   *Intex Resources ASA..................................    21,863      18,611
  #*Kongsberg Automotive Holding ASA..................... 1,766,658   1,233,282
    Kongsberg Gruppen ASA................................    32,482     902,211
   *Kverneland ASA.......................................   258,080     271,953
    Leroey Seafood Group ASA.............................    34,707     695,340
   *Natural ASA..........................................   388,026     130,412
   #Nordic Semiconductor ASA.............................   537,446   1,718,651
   *Norse Energy Corp. ASA............................... 1,872,731     224,856
  #*Norske Skogindustrier ASA Series A...................   541,477     802,101
    Northern Offshore, Ltd...............................   150,186     296,744
  #*Norwegian Air Shuttle ASA............................    75,844   1,477,163
  #*Norwegian Energy Co. ASA.............................   720,771     890,461
   *Odfjell ASA Series A.................................    92,300     771,211
    Olav Thon Eiendomsselskap ASA........................    12,960   2,131,322
  #*Opera Software ASA...................................   295,148   1,892,918
  #*Panoro Energy ASA....................................   122,537     138,743
   *PCI Biotech ASA......................................     3,357      27,849
   *Petrolia ASA.........................................   707,748     109,642
  #*Photocure ASA........................................    33,562     267,205
  #*Pronova BioPharma ASA................................   425,737     791,041
    Prosafe ASA..........................................   719,875   5,353,407
   *Q-Free ASA...........................................    80,000     227,232
    Salmar ASA...........................................    16,094     145,558
   *Scana Industrier ASA.................................   319,755     335,957
   *Seabird Exploration, Ltd.............................   227,860      56,472
  #*Sevan Marine ASA..................................... 2,385,768     239,008
   *Siem Offshore, Inc...................................   311,824     608,577
    Solstad Offshore ASA.................................    57,727   1,214,265
   *Songa Offshore SE....................................   598,986   3,296,889
    SpareBanken 1 SMN....................................   273,273   2,434,123
    Stolt-Nielsen, Ltd. ASA..............................    20,635     527,738
    TGS Nopec Geophysical Co. ASA........................    37,973   1,107,625
    Tomra Systems ASA....................................   619,160   5,598,457
   *TTS Marine ASA.......................................    55,649     117,421
    Veidekke ASA.........................................   327,908   2,831,952
    Wilh Wilhelmsen Holding ASA..........................    62,749   1,744,035
                                                                    -----------
TOTAL NORWAY.............................................            75,769,383
                                                                    -----------

PORTUGAL -- (0.9%)
   #Altri SGPS SA........................................   407,980     839,875
  #*Banco BPI SA......................................... 1,177,146   1,586,183
  #*Banco Comercial Portugues SA......................... 5,253,843   2,423,724
   *Banif SGPS SA........................................   544,105     420,609
  #*Brisa SA.............................................   585,118   2,720,947
    Corticeira Amorim SGPS SA............................   223,729     374,649
    Ibersol SGPS SA......................................    20,401     206,473
   *Impresa SGPS SA......................................   369,303     280,821
   *Investimentos Participacoes e Gestao SA..............   319,480     119,317
    Mota-Engil SGPS SA...................................   359,581     671,046
    Novabase SGPS SA.....................................    65,729     253,846
   *ParaRede SGPS SA.....................................    92,043      26,329
   #Portucel-Empresa Produtora de Pasta de Papel SA......   815,988   2,425,107
    Redes Energeticas Nacionais SA.......................   595,097   1,960,553
   *Sag Gest-Solucoes Automovel Globais SGPS SA..........   251,556     180,856
    Sociedade de Investimento e Gestao SGPS SA...........   267,754   2,653,597
   *Sonae Capital SGPS SA................................    41,386      17,767
  #*Sonae Industria SGPS SA..............................   280,764     463,212

                                     1387

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
PORTUGAL -- (Continued)
    Sonae SGPS SA.......................................  2,661,199 $ 2,539,472
   #Sonaecom SGPS SA....................................    477,418   1,027,892
   *Sumol & Compal SA...................................     67,967     129,015
    Teixeira Duarte SA..................................    734,737     390,993
    Toyota Caetano Portugal SA..........................     53,308     283,415
   #Zon Multimedia Servicos de Telecomunicacoes e
     Multimedia SGPS SA.................................    621,293   2,549,702
                                                                    -----------
TOTAL PORTUGAL..........................................             24,545,400
                                                                    -----------

SPAIN -- (4.9%)
   #Abengoa SA..........................................    162,181   4,595,176
    Adolfo Dominguez SA.................................     20,351     225,533
    Almirall SA.........................................    176,170   1,676,827
  #*Amper SA............................................     96,925     446,352
   #Antena 3 de Television SA...........................    269,528   2,136,486
   *Azkoyen SA..........................................     70,532     211,018
    Banco de Sabadell SA Convertible Shares.............    212,446     183,159
  #*Banco de Valencia SA................................    483,305     945,737
   #Banco Pastor SA.....................................    336,110   1,438,755
   #Bankinter SA........................................  1,006,147   6,202,240
   *Baron de Ley SA.....................................     13,910     951,205
   #Bolsas y Mercados Espanoles SA......................    232,796   6,667,069
   #Caja de Ahorros del Mediterraneo SA.................    116,412     731,288
    Campofrio Food Group SA.............................     95,179     839,971
  #*Cementos Portland Valderrivas SA....................     45,212     748,069
  #*Cie Automotive SA...................................     98,486     855,075
   *Codere SA...........................................     58,575     774,041
    Compania Vinicola del Norte de Espana SA............     16,119     355,450
    Construcciones y Auxiliar de Ferrocarriles SA.......      7,518   4,206,624
  #*Corporacion Dermoestetica SA........................     30,628      60,922
  #*Deoleo SA...........................................  1,371,618     795,218
    Dinamia Capital Privado Sociedad de Capital Riesgo
      SA................................................     19,639     184,075
    Duro Felguera SA....................................    276,209   2,208,294
    Ebro Foods SA.......................................    340,839   6,612,804
    Elecnor SA..........................................    198,254   2,993,437
   *Ercros SA...........................................    261,298     365,387
   #Faes Farma SA.......................................    569,409   1,519,200
   *Faes Farma SA Issue 11..............................     28,470      76,091
    Fersa Energias Renovables SA........................     57,071      85,404
   #Fluidra SA..........................................     51,323     213,566
  #*Fomento de Construcciones y Contratas SA............     60,155   1,650,344
  #*Gamesa Corp Tecnologica SA..........................    816,426   5,967,032
  #*General de Alquiler de Maquinaria SA................     32,241      67,914
   #Grifols SA..........................................    457,616  10,002,203
    Grupo Catalana Occidente SA.........................    165,895   3,938,715
    Grupo Empresarial Ence SA...........................    684,964   2,459,923
   *Grupo Ezentis SA....................................  1,009,562     339,498
   *Grupo Tavex SA......................................    244,131     148,317
    Iberpapel Gestion SA................................     25,850     584,921
   #Indra Sistemas SA...................................    359,351   7,122,731
   *Inmobiliaria Colonial SA............................     50,801     343,381
    Inmobiliaria del Sur SA.............................      2,902      42,561
  #*Jazztel P.L.C.......................................    770,576   4,787,005
   *La Seda de Barcelona SA............................. 10,928,289   1,314,268
   #Laboratorios Farmaceuticos Rovi SA..................     46,464     370,392
    Mediaset Espana Comunicacion SA.....................    308,403   2,887,384
   #Melia Hotels International SA.......................    214,757   2,234,165
    Miquel y Costas & Miquel SA.........................     26,111     803,096
   *Natra SA............................................    109,456     192,145
   *Natraceutical SA....................................    645,689     251,817
  #*NH Hoteles SA.......................................    421,083   2,638,683
   *Nicolas Correa SA...................................     26,994      75,390

                                     1388

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
SPAIN -- (Continued)
    Obrascon Huarte Lain SA............................... 142,309 $  4,522,797
    Papeles y Cartones de Europa SA....................... 226,938    1,263,427
   #Pescanova SA..........................................  36,768    1,581,666
    Prim SA...............................................  39,424      293,766
  #*Promotora de Informaciones SA......................... 906,686    1,840,072
   #Prosegur Cia de Seguridad SA..........................  87,574    4,025,614
  #*Quabit Inmobiliaria SA................................ 788,621      163,993
   *Realia Business SA.................................... 292,556      613,783
   *Renta Corp Real Estate SA.............................  20,828       44,961
  #*Reyal Urbis SA........................................  24,393       28,308
    Sacyr Vallehermoso SA.................................  53,704      443,050
   *Service Point Solutions SA............................ 727,483      381,398
  #*Sociedad Nacional Inds. Aplicaciones Celulosa
   Espanola SA............................................ 227,522      503,875
    Solaria Energia y Medio Ambiente SA................... 110,688      287,398
    Tecnicas Reunidas SA..................................  86,912    3,832,003
   #Telecomunicaciones y Energia SA....................... 146,125      327,325
  #*Tubacex SA............................................ 427,191    1,378,246
   *Tubos Reunidos SA..................................... 416,951    1,218,293
    Unipapel SA...........................................  47,385      872,224
  #*Vertice Trescientos Sesenta Grados SA.................  57,183       16,850
    Vidrala SA............................................  67,941    1,963,701
    Viscofan SA........................................... 183,430    6,829,992
  #*Vocento SA............................................ 196,990      783,798
  #*Vueling Airlines SA...................................  46,917      481,039
  #*Zeltia SA............................................. 637,268    1,945,041
                                                                   ------------
TOTAL SPAIN...............................................          133,168,978
                                                                   ------------

SWEDEN -- (7.3%)
    Aarhuskarlshamn AB....................................  88,601    2,534,730
    Acando AB............................................. 224,754      564,386
  #*Active Biotech AB..................................... 145,913    1,825,503
   #AddNode AB............................................  15,385       72,941
   #Addtech AB Series B...................................  61,459    1,694,349
    AF AB................................................. 105,127    1,950,973
  #*Alliance Oil Co., Ltd. AB GDR.........................  41,310      697,695
   *Anoto Group AB........................................  80,683       34,652
    Aros Quality Group AB.................................  41,400      383,341
    Atrium Ljungberg AB Series B..........................  22,567      286,500
    Avanza Bank Holding AB................................  57,979    1,684,813
    Axfood AB.............................................  93,882    3,612,721
    Axis Communications AB................................ 183,851    3,800,181
   #B&B Tools AB..........................................  86,462    1,234,582
   *BE Group AB........................................... 170,187      901,987
    Beiger Electronics AB.................................  53,856      586,185
    Beijer Alma AB........................................  60,600    1,231,390
    Bergs Timber AB Series B..............................  10,861       27,683
   *Betsson AB............................................ 104,736    2,464,307
    Bilia AB Series A..................................... 113,425    1,878,292
    Billerud AB........................................... 355,810    3,213,135
    BioGaia AB Series B...................................  42,614      993,358
   *BioInvent International AB............................ 123,937      380,514
    Biotage AB............................................ 143,915      152,648
   *Bjorn Borg AB.........................................  64,280      483,289
   *Black Earth Farming, Ltd. AB..........................  22,400       93,991
    Bong Ljungdahl AB.....................................  24,800      110,499
   *Boras Waefveri AB Series B............................   6,564        1,377
    Brinova Fastigheter AB................................      98        1,633
   *Bure Equity AB........................................ 284,971    1,374,290
    Cantena AB............................................  56,762      918,720
   *Castellum AB.......................................... 544,487    7,876,549
   *Catella AB............................................ 226,140      366,782

                                     1389

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SWEDEN -- (Continued)
   #Clas Ohlson AB Series B..............................   124,325 $ 1,648,424
    Cloetta AB...........................................    55,296     293,887
   *Concentric AB........................................   139,583     878,578
    Concordia Maritime AB Series B.......................    70,300     176,585
    Connecta AB..........................................    22,884     257,366
   *Consilium AB Series B................................    16,994      53,947
    CyberCom Group AB....................................    49,332     113,834
   *Dedicare AB Series B.................................    16,575      75,085
  #*Diamyd Medical AB....................................    52,148      85,211
    DORO AB..............................................    94,695     386,700
  #*Duni AB..............................................    87,433     793,344
    East Capital Explorer AB.............................    51,309     561,117
    Elekta AB Series B...................................   255,842  11,773,883
   *Enea AB..............................................    56,200     304,376
  #*Eniro AB.............................................   227,845     813,104
   *Fabege AB............................................   475,274   4,580,297
    Fagerhult AB.........................................    16,891     462,555
   *Fastighets AB Balder Series B........................   158,050     726,533
    Fenix Outdoor AB.....................................     3,961     103,787
    G & L Beijer AB Series B.............................    28,903   1,150,636
   *Global Health Partner AB.............................       827       1,669
   #Gunnebo AB...........................................   174,854   1,109,351
   #Hakon Invest AB......................................   161,629   2,299,716
    Haldex AB............................................   150,208     839,896
  #*Haldex AB Redemption Shares..........................   138,187     658,933
    Heba Fastighets AB Series B..........................    43,500     409,451
   #Hexpol AB............................................    81,526   2,240,454
  #*HIQ International AB.................................   167,909     942,866
    HMS Networks AB......................................     6,589     106,490
   #Hoganas AB Series B..................................    91,448   3,605,045
    Holmen AB............................................   180,281   5,245,818
   *HQ AB................................................    19,037      18,078
    Hufvudstaden AB Class A..............................   145,349   1,628,688
    Husqvarna AB Series A................................     3,495      20,349
    Husqvarna AB Series B................................    94,671     546,788
    Industrial & Financial Systems AB Series B...........    61,154   1,175,270
    Indutrade AB.........................................    44,403   1,356,921
    Intrum Justitia AB...................................   241,545   3,742,216
    JM AB................................................   299,638   5,804,000
   #KappAhl AB...........................................   195,033     824,949
  #*Karo Bio AB..........................................   810,178     160,842
   *Klovern AB...........................................   372,606   1,727,251
    KNOW IT AB...........................................    60,858     607,931
   *Kungsleden AB........................................   488,858   4,489,541
    Lagercrantz Group AB Series B........................    68,891     612,428
    Lammhults Design Group AB............................    19,547      81,402
    Lennart Wallenstam Byggnads AB Series B..............   385,959   3,934,836
   #Lindab International AB..............................   134,879   1,349,173
    Loomis AB............................................   231,367   3,131,098
   *Lundin Petroleum AB..................................   532,455   7,309,418
   *Meda AB Series A.....................................   739,378   9,124,018
   *Medivir AB...........................................    76,532   1,519,019
    Mekonomen AB.........................................    64,824   2,097,285
   *Micronic Mydata AB...................................   308,219     675,583
   *Midsona AB Series B..................................     1,733       4,459
   *NCC AB Series A......................................     2,846      55,960
    NCC AB Series B......................................   297,398   5,980,321
    Nederman Holding AB..................................     3,347      64,588
  #*Net Entertainment NE AB..............................    48,026     503,124
  #*Net Insight AB....................................... 1,181,753     500,251
    New Wave Group AB Series B...........................   152,864     906,146

                                     1390

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED



                                                          SHARES     VALUE++
                                                         --------- ------------
SWEDEN -- (Continued)
   #NIBE Industrier AB..................................   237,265 $  3,994,702
    Niscayah Group AB................................... 1,099,785    3,146,538
  #*Nobia AB............................................   493,534    2,865,611
    Nolato AB Series B..................................    75,775      780,504
   *Nordic Mines AB.....................................    94,674      897,903
    Nordnet AB..........................................   177,432      551,958
   *Observer AB.........................................     3,286       26,927
    OEM International AB Series B.......................    44,400      430,088
  #*Opcon AB............................................    11,134       20,443
   #Orc Group AB........................................    70,376      697,856
   *Orexo AB............................................    63,035      349,352
    Oriflame Cosmetics SA...............................    52,739    2,405,019
   *PA Resources AB..................................... 1,363,019      770,880
   *Partnertech AB......................................    28,800      117,430
    Peab AB Series B....................................   580,231    3,846,664
    Poolia AB Series B..................................    33,150      121,143
    Pricer AB...........................................   252,242      400,720
    ProAct IT Group AB..................................    29,271      637,381
   #Proffice AB.........................................   231,361    1,019,287
    Profilgruppen AB....................................    13,582       88,956
   #RaySearch Laboratories AB...........................    45,598      151,889
    Readsoft AB Series B................................    63,310      159,356
   *Rederi AB Transatlantic.............................   112,133      334,698
   *Rezidor Hotel Group AB..............................   264,241    1,354,788
  #*RNB Retail & Brands AB..............................   411,548      229,228
    Rottneros AB........................................   167,291      103,268
    Saab AB.............................................   164,234    3,581,962
    Sagax AB............................................       782       23,013
  #*SAS AB..............................................   482,002      943,467
    Seco Tools AB.......................................    83,258    1,317,275
   *Sectra AB...........................................    17,656      120,108
    Securitas AB Series B...............................   218,414    2,223,262
   *Semcon AB...........................................    39,900      232,609
    Sigma AB Series B...................................    25,800       29,048
    Sintercast AB.......................................    11,800       84,401
   #Skistar AB..........................................    97,008    1,582,112
   *Studsvik AB.........................................    21,900      162,002
    Sweco AB............................................   187,009    1,859,689
   *Swedish Orphan Biovitrum AB.........................   426,310    1,547,521
   *Systemair AB........................................     5,108       75,828
   *TradeDoubler AB.....................................   138,527      798,174
    Trelleborg AB Series B..............................   928,357   10,300,407
   *Unibet Group P.L.C. SDR.............................     4,722      104,945
   #Uniflex AB Series B.................................    18,150      123,969
    VBG AB Series B.....................................     1,084       18,429
    Vitrolife AB........................................    45,755      303,650
    Wihlborgs Fastigheter AB............................   212,073    2,977,580
                                                                   ------------
TOTAL SWEDEN............................................            199,996,907
                                                                   ------------
SWITZERLAND -- (14.5%)
    Acino Holding AG....................................     8,398      877,756
   *Addex Pharmaceuticals, Ltd. AG......................     1,491       19,814
   *Advanced Digital Broadcast Holdings SA..............     2,024       50,334
   *Affichage Holding SA................................     5,703    1,105,661
    AFG Arbonia-Forster Holding AG......................    46,165    1,548,205
    Allreal Holding AG..................................    34,807    6,156,213
    ALSO-Actebis Holding AG.............................    16,195      984,986
    Aryzta AG...........................................   289,931   15,833,652
    Ascom Holding AG....................................   160,822    2,203,962
    Austriamicrosystems AG..............................    35,287    2,009,260
   *Autoneum Holding AG.................................    15,956    1,631,990

                                     1391

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED



                                                            SHARES    VALUE++
                                                            ------- -----------
SWITZERLAND -- (Continued)
   #Bachem Holdings AG.....................................  24,136 $ 1,284,932
    Bank Coop AG...........................................  31,460   2,659,994
    Bank Sarasin & Cie AG Series B......................... 182,505   7,706,473
    Banque Cantonale de Geneve SA..........................   4,021   1,115,213
    Banque Cantonale du Jura SA............................   4,500     365,862
    Banque Cantonale Vaudoise AG...........................   8,999   5,712,900
    Banque Privee Edmond de Rothschild SA..................     157   4,510,667
    Barry Callebaut AG.....................................   6,333   6,680,227
    Basellandschaftliche Kantonalbank AG...................     576     973,194
   *Basilea Pharmaceutica AG...............................  18,473   1,358,350
   *Basler Kantonalbank AG.................................   4,236     777,646
    Belimo Holdings AG.....................................   1,830   3,851,017
    Bell AG................................................      49     124,555
    Bellevue Group AG......................................  27,519     487,058
    Berner Kantonalbank AG.................................  23,232   7,343,872
    BKW FMB Energie AG.....................................  23,784   1,472,760
   *Bobst Group AG.........................................  39,409   1,473,919
    Bossard Holding AG.....................................   8,386   1,441,800
    Bucher Industries AG...................................  33,342   6,938,302
    Burckhardt Compression Holding AG......................   6,584   1,882,890
    Calida Holding AG......................................   7,920     292,276
    Carlo Gavazzi Holding AG...............................   1,065     335,041
    Centralschweizerische Kraftwerke AG....................     145      59,858
    Cham Paper Holding AG..................................     621     149,071
    Charles Voegele Holding AG.............................  32,044   1,612,137
   *Cicor Technologies, Ltd. AG............................   4,498     226,130
    Cie Financiere Tradition SA............................   6,784     856,487
   *Clariant AG............................................ 586,634   9,224,065
    Coltene Holding AG.....................................  13,764     733,990
    Conzzeta AG............................................   1,345   4,013,971
  #*Cytos Biotechnology AG.................................   3,034      18,627
    Daetwyler Holding AG...................................  28,985   2,422,319
   *Dufry AG...............................................  65,162   7,699,296
    EFG International AG................................... 205,702   2,261,172
    EGL AG.................................................   3,044   3,252,241
   *ELMA Electronic AG.....................................     472     261,368
    Emmi AG................................................  13,244   3,544,939
    EMS-Chemie Holding AG..................................  28,622   6,102,350
    Energiedienst Holding AG...............................  71,249   4,525,180
    Flughafen Zuerich AG...................................  14,025   6,452,931
    Forbo Holding AG.......................................   6,314   4,552,169
   #Galenica Holding AG....................................  18,828  12,736,964
    GAM Holding AG......................................... 780,910  12,114,765
   *Gategroup Holding AG...................................  54,081   2,156,390
    George Fisher AG.......................................  15,351   8,143,772
   *Gottex Fund Management Holdings, Ltd...................     824       5,229
    Gurit Holding AG.......................................   1,489     999,575
    Helvetia Holding AG....................................  22,754   9,186,904
    Highlight Communications AG............................   7,973      47,211
    Huber & Suhner AG......................................   8,999     557,853
   *Implenia AG............................................  49,733   1,754,808
    Inficon Holding AG.....................................   4,851     940,136
   *Interroll Holding AG...................................   2,404   1,111,525
    Intershop Holding AG...................................   3,559   1,424,882
    Kaba Holding AG........................................  11,858   4,907,161
   *Kardex AG..............................................  21,055     490,152
    Komax Holding AG.......................................   9,976   1,174,995
    Kudelski SA............................................ 107,664   1,404,387
   *Kuoni Reisen Holding AG................................  13,163   5,111,227
  #*LEM Holding SA.........................................   3,667   2,152,787
    Liechtensteinische Landesbank AG.......................   8,371     754,016

                                     1392

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED



                                                            SHARES    VALUE++
                                                            ------- -----------
SWITZERLAND -- (Continued)
   *LifeWatch AG...........................................  55,532 $   253,471
  #*Logitech International SA.............................. 676,961   6,500,776
    Lonza Group AG.........................................  91,402   7,784,760
    Luzerner Kantonalbank AG...............................  17,399   7,229,834
    Metall Zug AG..........................................     224   1,024,096
  #*Meyer Burger Technology AG............................. 200,895   7,052,113
   *Micronas Semiconductor Holding AG...................... 104,431     786,464
   *Mikron Holding AG......................................     585       4,990
    Mobilezone Holding AG.................................. 119,357   1,431,931
    Mobimo Holding AG......................................  11,079   3,070,799
    Nobel Biocare Holding AG............................... 478,680   9,157,289
   *OC Oerlikon Corp. AG................................... 338,728   2,874,076
   *Orascom Development Holding AG.........................   4,209     140,981
    Orell Fuessli Holding AG...............................   4,930     774,209
   *Panalpina Welttransport Holding AG.....................  46,070   5,538,882
   *Parco Industriale e Immobiliare SA.....................     600       2,668
    Partners Group Holding AG..............................  28,691   5,452,676
   *Petroplus Holdings AG.................................. 370,438   5,078,367
    Phoenix Mecano AG......................................   3,100   2,282,982
   *Precious Woods Holding AG..............................      49         927
   *PSP Swiss Property AG.................................. 148,327  15,014,573
    PubliGroupe SA.........................................   1,873     330,812
   *Rieters Holdings AG....................................  15,956   3,677,165
    Romande Energie Holding SA.............................   2,714   5,091,792
   *Schaffner Holding AG...................................   2,066     773,794
   *Schmolz & Bickenbach AG................................  29,982     349,957
   *Schulthess Group AG....................................  15,750   1,109,654
    Schweiter Technologies AG..............................   4,191   2,825,903
    Schweizerische National-Versicherungs-Gesellschaft AG..  45,227   1,765,380
   *Siegfried Holding AG...................................   8,312   1,019,839
    Sika AG................................................     846   1,979,583
    Societa Elettrica Sopracenerina SA.....................   2,340     636,634
    St. Galler Kantonalbank AG.............................   9,942   5,598,217
   #Straumann Holding AG...................................  21,440   4,883,174
    Sulzer AG..............................................  64,067   9,308,985
    Swiss Life Holding AG..................................  93,938  13,948,453
    Swisslog Holding AG.................................... 914,407   1,028,795
   *Swissmetal Holding AG..................................  13,504      40,067
    Swissquote Group Holding SA............................  47,450   2,209,020
    Tamedia AG.............................................  14,891   2,295,519
    Tecan Group AG.........................................  41,765   3,524,862
  #*Temenos Group AG....................................... 259,801   6,243,691
   *Tornos Holding AG......................................  38,028     525,807
   *U-Blox AG..............................................   8,881     375,310
    Uster Technologies AG..................................   2,411     118,538
    Valartis Group AG......................................     936      20,546
   #Valiant Holding AG.....................................  45,484   7,201,645
    Valora Holding AG......................................  12,070   3,607,722
    Vaudoise Assurances Holding SA.........................   3,213   1,136,771
    Verwaltungs und Privat-Bank AG.........................   7,026     828,272
    Vetropack Holding AG...................................     167     353,085
    Villars Holding SA.....................................     150      98,532
  #*Von Roll Holding AG.................................... 124,847     490,411
   #Vontobel Holdings AG................................... 121,104   3,944,826
    VZ Holding AG..........................................     588      86,086
    Walliser Kantonalbank AG...............................   1,416   1,385,474
    WMH Walter Meier Holding AG............................   4,738   1,388,712
    Ypsomed Holdings AG....................................   6,210     363,157
    Zehnder Group AG.......................................     896   2,841,486
  #*Zueblin Immobilien Holding AG..........................  94,865     420,843

                                     1393

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED



                                                      SHARES        VALUE++
                                                    ------------ --------------
SWITZERLAND -- (Continued)
    Zuger Kantonalbank AG..........................          623 $    4,289,632
                                                                 --------------
TOTAL SWITZERLAND..................................                 395,928,836
                                                                 --------------
TOTAL COMMON STOCKS................................               2,364,733,743
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
   *Agfa-Gevaert NV STRIP VVPR.....................      122,950            353
   *Deceuninck NV STRIP VVPR.......................      247,412            356
  #*Nyrstar NV STRIP VVPR..........................      178,031          1,023
   *RealDolmen NV STRIP VVPR.......................        6,067              9
   *SAPEC SA STRIP VVPR............................           75            361
   *Tessenderlo Chemie NV STRIP VVPR...............        3,985          1,317
   *Zenitel NV STRIP VVPR..........................        8,654             12
                                                                 --------------
TOTAL BELGIUM......................................                       3,431
                                                                 --------------
ITALY -- (0.0%)
   *Intek SpA Warrants 12/30/11....................       62,985            815
   *KME Group SpA Warrants 12/30/11................      104,975            920
                                                                 --------------
TOTAL ITALY........................................                       1,735
                                                                 --------------
NORWAY -- (0.0%)
   *Norse Energy Corp. ASA Rights 07/02/11.........      131,653             --
   *Petrolia ASA Rights 07/29/11...................      353,874         22,346
                                                                 --------------
TOTAL NORWAY.......................................                      22,346
                                                                 --------------
TOTAL RIGHTS/WARRANTS..............................                      27,512
                                                                 --------------

                                                       FACE
                                                      AMOUNT        VALUE+
                                                    ------------ --------------
                                                       (000)
TEMPORARY CASH INVESTMENTS -- (0.2%)
   Repurchase Agreement, PNC Capital Markets, Inc.
     0.05%, 08/01/11 (Collateralized by $6,485,000
     FNMA 2.24%, 07/06/15, valued at $6,647,125)
     to be repurchased at $6,545,027............... $      6,545      6,545,000

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                    ------------
                                                       (000)
SECURITIES LENDING COLLATERAL -- (13.2%)
(S)@DFA Short Term Investment Fund.................  359,902,845    359,902,845
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.20%, 08/01/11
     (Collateralized by $50,795,500 U.S. Treasury
     Note 0.750%, 06/15/14, valued at $930,734)##
     to be repurchased at $912,499................. $        912        912,484
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL................                 360,815,329
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,386,320,408)^^.........................              $2,732,121,584
                                                                 ==============

                                     1394

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of inputs used to value the Series' investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                               VALUATION INPUTS
                               -------------------------------------------------
                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ----------- -------------- ------- --------------
Common Stocks
   Austria.................... $   126,388 $   58,953,996   --    $   59,080,384
   Belgium....................     268,853     78,762,064   --        79,030,917
   Denmark....................     342,915     69,296,359   --        69,639,274
   Finland....................       3,519    153,887,962   --       153,891,481
   France.....................     596,064    305,555,501   --       306,151,565
   Germany....................   2,047,140    363,168,358   --       365,215,498
   Greece.....................     340,253     60,304,484   --        60,644,737
   Ireland....................     280,310     69,484,605   --        69,764,915
   Israel.....................   3,241,197     65,204,078   --        68,445,275
   Italy......................          --    187,317,428   --       187,317,428
   Netherlands................          --    116,142,765   --       116,142,765
   Norway.....................      64,639     75,704,744   --        75,769,383
   Portugal...................     283,415     24,261,985   --        24,545,400
   Spain......................          --    133,168,978   --       133,168,978
   Sweden.....................   4,840,536    195,156,371   --       199,996,907
   Switzerland................   1,730,522    394,198,314   --       395,928,836
Rights/Warrants
   Belgium....................       3,431             --   --             3,431
   Italy......................       1,735             --   --             1,735
   Norway.....................          --         22,346   --            22,346
Temporary Cash Investments....          --      6,545,000   --         6,545,000
Securities Lending Collateral.          --    360,815,329   --       360,815,329
                               ----------- --------------   --    --------------
TOTAL......................... $14,170,917 $2,717,950,667   --    $2,732,121,584
                               =========== ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                                     1395

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011

                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                        --------- ------------
COMMON STOCKS -- (83.6%)
BRAZIL -- (4.6%)
    AES Tiete SA.......................................    22,300 $    323,532
    All America Latina Logistica SA....................   189,800    1,382,945
    Amil Participacoes SA..............................    33,403      376,924
    Banco Bradesco SA..................................    65,200    1,043,889
    Banco do Brasil SA.................................   486,409    8,214,238
    Banco Santander Brasil SA ADR......................   500,684    4,646,348
    BM&F Bovespa SA....................................   930,996    5,474,858
    BR Malls Participacoes SA..........................   186,423    2,139,684
    Brasil Telecom SA..................................    38,241      374,803
    Brasil Telecom SA ADR..............................     8,140       78,307
   #BRF - Brasil Foods SA ADR..........................   590,060   11,394,059
    CCR SA.............................................    21,800      652,658
    Centrais Eletricas Brasileiras SA ADR..............    76,563    1,174,476
    Centrais Eletricas Brasileiras SA Sponsored ADR....    92,700    1,117,962
    Cia de Bebidas das Americas........................   215,290    5,287,678
    Cia de Saneamento Basico do Estado de Sao Paulo
      ADR..............................................    20,774    1,240,000
    Cia Energetica de Minas Gerais SA..................    16,900      261,316
    Cia Energetica de Sao Paulo SA.....................    68,900    1,421,228
    Cia Siderurgica Nacional SA........................   704,052    7,372,605
   *Cielo SA...........................................    20,347      567,305
    Cosan SA Industria e Comercio......................   133,194    2,042,334
    CPFL Energia SA....................................     3,870       55,074
    CPFL Energia SA ADR................................     3,888      112,324
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes....................................   208,050    2,032,406
   *Diagnosticos Da America SA.........................    27,927      344,844
    Duratex SA.........................................   146,200    1,083,172
   *EcoRodovias Infraestrutura e Logistica SA..........    16,524      138,939
    Embraer SA ADR.....................................    84,300    2,488,536
    Energias do Brazil SA..............................     3,500       87,294
    Fibria Celulose SA.................................    13,825      164,204
    Fibria Celulose SA Sponsored ADR...................   100,505    1,202,040
    Gerdau SA..........................................    97,607      749,589
    Hypermarcas SA.....................................   191,750    1,451,556
    Itau Unibanco Holding SA...........................    37,700      670,206
   *JBS SA.............................................   300,879      894,382
    Lojas Americanas SA................................    17,884      141,842
    Lojas Renner SA....................................    33,800    1,201,967
    Multiplan Empreendimentos Imobiliarios SA..........     9,300      204,488
    Natura Cosmeticos SA...............................    16,800      380,338
   *OGX Petroleo e Gas Participacoes SA................   149,800    1,248,937
    PDG Realty SA Empreendimentos e Participacoes......   602,800    3,171,711
    Petroleo Brasilerio SA ADR......................... 1,009,389   34,288,944
    Porto Seguro SA....................................    56,400      790,986
    Redecard SA........................................    30,600      530,767
    Souza Cruz SA......................................   369,370    4,420,484
    Tele Norte Leste Participacoes SA..................    59,254      893,290
    Telecomunicacoes de Sao Paulo SA...................    26,246      718,249
    Tim Participacoes SA...............................    53,600      313,820
    Tractebel Energia SA...............................    99,200    1,673,322
    Usinas Siderurgicas de Minas Gerais SA.............    39,100      533,485
    Vale SA Sponsored ADR..............................   405,314   13,148,386
    WEG Industrias SA..................................   278,866    3,020,891
                                                                  ------------
TOTAL BRAZIL...........................................            134,743,622
                                                                  ------------
CHILE -- (1.7%)
    AES Gener SA....................................... 1,098,207      655,324
   *Aguas Andinas SA Series A..........................    94,465       54,304
   #Banco de Chile SA Series F ADR.....................    48,896    4,213,857

                                     1396

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
CHILE -- (Continued)
    Banco de Credito e Inversiones SA Series A.........     15,951 $   986,675
   #Banco Santander Chile SA ADR.......................     52,385   4,870,757
    CAP SA.............................................     34,560   1,586,361
    Cencosud SA........................................    348,907   2,299,354
    Cia Cervecerias Unidas SA ADR......................     14,357     814,903
    Colbun SA..........................................  4,884,083   1,301,355
    Corpbanca SA....................................... 34,534,433     524,621
   *E.CL SA............................................     18,715      49,702
    Embotelladora Andina SA Series A ADR...............     23,068     527,104
    Embotelladora Andina SA Series B ADR...............     17,106     456,730
   #Empresa Nacional de Electricidad SA Sponsored ADR..    137,613   7,382,937
    Empresas CMPC SA...................................     42,883   2,054,541
    Empresas Copec SA..................................    122,987   2,177,475
    Enersis SA Sponsored ADR...........................    270,752   5,899,686
    ENTEL Chile SA.....................................     70,233   1,416,941
   #Lan Airlines SA Sponsored ADR......................    175,360   4,590,925
   *Molibdenos y Metales SA............................        407       7,473
    Ripley Corp. SA....................................    470,113     551,805
    S.A.C.I. Falabella SA..............................    124,985   1,214,062
    Sociedad Quimica y Minera de Chile SA Sponsored
      ADR..............................................     95,583   6,147,899
   #Vina Concha Y Toro SA Sponsored ADR................     16,866     764,873
                                                                   -----------
TOTAL CHILE............................................             50,549,664
                                                                   -----------
CHINA -- (12.6%)
   #Agile Property Holdings, Ltd.......................    936,000   1,508,084
    Air China, Ltd.....................................    938,000     989,831
   #Alibaba.com, Ltd...................................    457,500     636,716
   #Aluminum Corp. of China, Ltd. ADR..................    101,400   2,165,904
   #Angang Steel Co., Ltd..............................  1,362,000   1,406,300
    Anhui Conch Cement Co., Ltd........................    507,000   2,368,701
   #Anta Sports Products, Ltd..........................    341,000     514,043
    Bank of China, Ltd................................. 47,856,100  22,026,936
    Bank of Communications Co., Ltd....................  5,964,515   5,206,815
    BBMG Corp. Series H................................    392,500     566,930
    Beijing Enterprises Holdings, Ltd..................    516,972   2,610,059
    Belle International Holdings, Ltd..................  1,948,000   4,251,976
  #*Brilliance China Automotive Holdings, Ltd..........    952,000   1,217,124
  #*BYD Co., Ltd.......................................    395,886   1,312,059
    China Agri-Industries Holdings, Ltd................  1,403,202   1,573,374
    China BlueChemical, Ltd............................  1,146,000     893,020
   *China Citic Bank Corp., Ltd........................  7,307,928   4,466,615
    China Coal Energy Co., Ltd.........................  2,978,777   4,277,678
    China Communications Construction Co., Ltd.........  4,742,000   4,040,439
    China Communications Services Corp., Ltd...........  1,758,000     880,034
    China Construction Bank Corp....................... 26,555,590  21,403,219
   #China COSCO Holdings Co., Ltd......................  2,370,000   1,657,648
  #*China Eastern Airlines Corp., Ltd..................    536,000     268,632
    China Everbright, Ltd..............................    902,235   1,617,235
   #China Life Insurance Co., Ltd. ADR.................    250,705  12,545,278
    China Longyuan Power Group Corp....................  1,161,000   1,006,193
    China Mengniu Dairy Co., Ltd.......................    471,000   1,630,670
   #China Merchants Bank Co., Ltd......................  2,084,534   4,945,874
   #China Merchants Holdings International Co., Ltd....    724,854   2,577,768
   #China Minsheng Banking Corp., Ltd. Series H........  3,648,000   3,213,107
   #China Mobile, Ltd. Sponsored ADR...................    696,697  34,716,412
    China Molybdenum Co., Ltd..........................    865,322     676,915
   #China National Building Material Co., Ltd..........  1,191,916   2,391,438
    China Oilfield Services, Ltd.......................    628,000   1,100,060
    China Overseas Land & Investment, Ltd..............  2,456,000   5,474,296
   #China Pacific Insurance Group Co., Ltd.............    461,200   1,747,402
    China Petroleum & Chemical Corp....................  2,542,000   2,518,027

                                     1397

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
   #China Petroleum & Chemical Corp. ADR................    106,449 $10,539,515
    China Railway Construction Corp., Ltd...............  1,911,000   1,164,008
    China Railway Group, Ltd............................  1,730,000     647,582
   *China Renewable Energy Investment, Ltd..............     31,116       2,338
    China Resources Cement Holdings, Ltd................    518,000     496,172
   #China Resources Enterprise, Ltd.....................  1,035,000   4,493,836
    China Resources Land, Ltd...........................  1,850,000   3,628,562
    China Resources Power Holdings Co., Ltd.............    920,000   1,791,269
    China Shenhua Energy Co., Ltd. Series H.............  1,971,500   9,897,930
  #*China Shipping Container Lines Co., Ltd.............  4,432,907   1,261,567
    China Shipping Development Co., Ltd.................  1,506,000   1,174,514
  #*China Southern Airlines Co., Ltd....................    364,000     236,244
  #*China Southern Airlines Co., Ltd. ADR...............      8,400     272,916
   *China Taiping Insurance Holdings Co., Ltd...........    473,600   1,087,941
    China Telecom Corp., Ltd............................  2,306,000   1,507,862
   #China Telecom Corp., Ltd. ADR.......................     37,571   2,472,172
    China Unicom Hong Kong, Ltd. ADR....................    470,600   9,421,412
   #China Yurun Food Group, Ltd.........................    515,000   1,616,387
    CITIC Pacific, Ltd..................................  1,361,000   2,939,590
    CNOOC, Ltd..........................................  1,028,000   2,283,086
    CNOOC, Ltd. ADR.....................................     68,756  15,285,146
    COSCO Pacific, Ltd..................................  2,293,818   3,710,307
   #Country Garden Holdings Co..........................  2,232,000   1,143,070
   #CSR Corp., Ltd......................................    685,000     496,043
   #Datang International Power Generation Co., Ltd......  1,272,000     416,131
    Dyongfang Electric Co., Ltd.........................    130,000     470,850
   #Dongfeng Motor Corp.................................    884,000   1,752,025
    ENN Energy Holdings, Ltd............................    118,000     398,242
   #Evergrande Real Estate Group, Ltd...................  2,101,000   1,572,993
    Fosun International, Ltd............................  1,137,441     926,897
   #GCL-Poly Energy Holdings, Ltd.......................  2,729,814   1,543,800
    Golden Eagle Retail Group, Ltd......................    261,000     643,509
   #GOME Electrical Appliances Holding, Ltd.............  5,715,000   2,681,612
   #Great Wall Motor Co., Ltd...........................    636,000     960,033
   #Guangdong Investment, Ltd...........................  1,188,000     638,792
   #Guangshen Railway Co., Ltd. Sponsored ADR...........     29,092     570,785
    Guangzhou Automobile Group Co., Ltd.................    360,259     434,581
   #Guangzhou R&F Properties Co., Ltd...................  1,291,978   1,661,451
    Hengan International Group Co., Ltd.................    238,000   2,059,097
    Huaneng Power International, Inc....................    136,000      66,969
   #Huaneng Power International, Inc. ADR...............     32,552     639,321
    Industrial & Commercial Bank of China, Ltd. Series
      H................................................. 35,627,185  27,102,692
    Jiangsu Express Co., Ltd............................    764,000     736,233
    Jiangxi Copper Co., Ltd.............................    511,000   1,790,845
    Kingboard Chemical Holdings, Ltd....................    495,851   2,358,107
    Kunlun Energy Co., Ltd..............................  1,018,000   1,699,482
   #Lenovo Group, Ltd...................................  2,023,278   1,281,439
   #Longfor Properties Co., Ltd.........................    501,000     771,235
   #Maanshan Iron & Steel Co., Ltd......................  2,444,000   1,055,560
   #Metallurgical Corp. of China, Ltd. Series H.........    830,000     309,287
   #Nine Dragons Paper Holdings, Ltd....................  1,693,000   1,443,958
   #Parkson Retail Group, Ltd...........................    480,000     676,197
   #PetroChina Co., Ltd. ADR............................    116,910  16,628,109
   *PICC Property & Casualty Co., Ltd...................    994,000   1,713,761
   #Ping An Insurance Group Co of China, Ltd. Series H..    697,000   6,782,801
   #Renhe Commercial Holdings Co., Ltd..................  5,084,000   1,003,926
    Shanghai Electric Group Co., Ltd....................  2,392,000   1,268,980
   #Shanghai Industrial Holdings, Ltd...................    738,274   2,681,555
   #Shimao Property Holdings, Ltd.......................  2,232,871   2,933,169
    Shougang Fushan Resources Group, Ltd................  2,464,000   1,379,135
   #Sino-Ocean Land Holdings, Ltd.......................  1,927,100   1,079,064

                                     1398

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
CHINA -- (Continued)
   *Sinopec Shanghai Petrochemical Co., Ltd.............   848,000 $    351,741
    Sinopec Shanghai Petrochemical Co., Ltd. Sponsored
      ADR...............................................     1,188       49,623
    Sinopec Yizheng Chemical Fibre Co., Ltd.............   582,000      183,900
   #Sinopharm Group Co., Ltd............................   200,800      583,381
   #Soho China, Ltd..................................... 2,019,263    1,824,745
   #Tencent Holdings, Ltd...............................   700,600   18,205,941
    Tingyi (Cayman Islands) Holding Corp................ 1,072,000    3,321,447
   #Tsingtao Brewery Co., Ltd...........................   120,000      761,326
    Want Want China Holdings, Ltd....................... 1,466,000    1,304,604
    Weichai Power Co., Ltd..............................   148,000      805,285
   *Xinjiang Goldwind Science & Technology Co., Ltd.....   217,800      165,546
   #Yanzhou Coal Mining Co., Ltd. Sponsored ADR.........    68,830    2,636,189
    Zhaojin Mining Industry Co., Ltd....................   345,000      685,867
   #Zhejiang Expressway Co., Ltd........................   292,000      204,785
   #Zhongsheng Group Holdings, Ltd......................    81,500      172,825
    Zhuzhou CSR Times Electric Co., Ltd.................   155,000      455,538
   #Zijin Mining Group Co., Ltd......................... 2,037,000    1,101,112
    ZTE Corp............................................   460,838    1,438,185
                                                                   ------------
TOTAL CHINA.............................................            366,356,944
                                                                   ------------
COLOMBIA -- (0.3%)
   #Bancolombia SA Sponsored ADR........................    67,624    4,483,471
    Ecopetrol SA Sponsored ADR..........................   127,440    5,384,340
                                                                   ------------
TOTAL COLOMBIA..........................................              9,867,811
                                                                   ------------
CZECH REPUBLIC -- (0.6%)
    CEZ A.S.............................................   184,371    9,541,722
    Komercni Banka A.S..................................    14,663    3,268,529
    Telefonica Czech Republic A.S.......................   142,100    3,613,188
                                                                   ------------
TOTAL CZECH REPUBLIC....................................             16,423,439
                                                                   ------------
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E.
      Sponsored GDR.....................................   157,043      695,512
   *Egyptian Financial Group-Hermes Holding GDR.........       451        3,002
    Orascom Construction Industries GDR.................    39,628    1,737,537
   *Orascom Telecom Holding S.A.E. GDR..................   246,435      792,724
                                                                   ------------
TOTAL EGYPT.............................................              3,228,775
                                                                   ------------
HUNGARY -- (0.6%)
    ELMU NYRT...........................................       133       17,389
    Magyar Telekom Telecommunications P.L.C.............   524,822    1,514,529
  #*MOL Hungarian Oil & Gas P.L.C.......................    42,653    4,576,946
   #OTP Bank P.L.C......................................   248,729    7,175,831
   #Richter Gedeon NYRT.................................    13,851    2,763,334
    Tisza Chemical Group P.L.C..........................    24,314      365,590
                                                                   ------------
TOTAL HUNGARY...........................................             16,413,619
                                                                   ------------
INDIA -- (8.6%)
    ACC, Ltd............................................    43,053      984,655
    Adani Enterprises, Ltd..............................   108,375    1,435,152
   *Adani Power, Ltd....................................     3,489        7,828
    Aditya Birla Nuvo, Ltd..............................     7,866      169,641
   *Agre Developers, Ltd................................       388          438
    Allahabad Bank, Ltd.................................    84,282      384,120
    Ambuja Cements, Ltd.................................   859,949    2,510,625
    Asea Brown Boveri India, Ltd........................    39,249      770,743
    Asian Paints, Ltd...................................    29,464    2,079,283
    Axis Bank, Ltd......................................   227,042    6,862,445
    Bajaj Auto, Ltd.....................................    88,932    2,937,448
    Bajaj Finserv, Ltd..................................     8,485      102,405

                                     1399

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Bajaj Holdings & Investment, Ltd.....................     1,360 $    23,724
   *Bank of India........................................    86,528     754,964
    Bharat Electronics, Ltd..............................     7,300     289,920
    Bharat Heavy Electricals, Ltd........................    19,249     800,101
    Bharat Petroleum Corp., Ltd..........................    49,660     741,560
    Bharti Airtel, Ltd...................................   852,924   8,423,105
   *Bhushan Steel, Ltd...................................     9,641      85,592
    Bosch, Ltd...........................................    13,501   2,174,918
   *Cairn India, Ltd.....................................    61,194     426,023
   *Canara Bank..........................................    62,504     650,701
   *Central Bank of India................................    60,992     160,041
    Cipla, Ltd...........................................   354,995   2,454,848
    Colgate-Palmolive (India), Ltd.......................     6,437     141,272
    Container Corp. of India.............................       811      20,199
    Corporation Bank.....................................     4,036      45,676
    Crompton Greaves, Ltd................................   169,046     646,923
    Cummins India, Ltd...................................    12,348     178,369
    Dabur India, Ltd.....................................   452,662   1,065,985
    DLF, Ltd.............................................   322,540   1,681,415
    Dr. Reddy's Laboratories, Ltd........................    22,080     791,126
   #Dr. Reddy's Laboratories, Ltd. ADR...................    83,498   2,977,539
   *Essar Oil, Ltd.......................................   129,130     339,796
    Exide Industries, Ltd................................    52,639     185,178
    GAIL India, Ltd......................................    57,000     595,585
    GAIL India, Ltd. Sponsored GDR.......................    28,791   1,802,515
    GlaxoSmithKline Pharmaceuticals, Ltd.................    21,922   1,164,296
    Glenmark Pharmaceuticals, Ltd........................    15,571     116,207
    Godrej Consumer Products, Ltd........................    23,579     232,531
    Grasim Industries, Ltd...............................     6,300     312,753
    HCL Technologies, Ltd................................   177,470   1,950,086
    HDFC Bank, Ltd....................................... 1,530,370  16,872,318
    Hero Honda Motors, Ltd. Series B.....................    89,012   3,595,529
   *Hindalco Industries, Ltd.............................   610,551   2,320,936
    Hindustan Unilever, Ltd..............................   894,265   6,557,243
    ICICI Bank, Ltd. Sponsored ADR.......................   240,373  11,194,171
    IDBI Bank, Ltd.......................................   238,332     692,109
   *Idea Cellular, Ltd...................................   128,515     273,802
    Indian Bank..........................................    65,638     334,150
   *Indian Oil Corp., Ltd................................    64,341     458,256
   *Indian Overseas Bank.................................    97,666     307,775
    IndusInd Bank, Ltd...................................    51,381     314,537
    Infosys, Ltd.........................................   282,676  17,661,575
   #Infosys, Ltd. Sponsored ADR..........................   233,496  14,528,121
   *Infrastructure Development Finance Co., Ltd..........   479,810   1,365,518
    ITC, Ltd............................................. 2,298,662  10,814,415
    Jaiprakash Associates, Ltd...........................   176,272     265,164
   *Jaiprakash Power Ventures, Ltd.......................    20,194      19,588
    Jindal Steel & Power, Ltd............................   382,842   5,059,682
    JSW Energy, Ltd......................................    15,792      24,067
   *JSW Steel, Ltd.......................................   113,822   1,991,586
   *Jubilant Industries, Ltd.............................     1,743       7,894
   *Kotak Mahindra Bank, Ltd.............................    76,414     771,746
   *Lanco Infratech, Ltd.................................   163,805      66,592
    Larsen & Toubro, Ltd.................................   217,260   8,471,683
   *LIC Housing Finance, Ltd.............................    53,635     257,380
    Mahindra & Mahindra, Ltd.............................   298,575   4,841,065
    Mangalore Refinery & Petrochemicals, Ltd.............   399,619     707,358
    Maruti Suzuki India, Ltd.............................   101,304   2,761,910
   *Mphasis, Ltd.........................................     1,514      15,274
    Mundra Port & Special Economic Zone, Ltd.............    94,479     306,965
    NTPC, Ltd............................................   147,532     587,717

                                     1400

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
    Oil & Natural Gas Corp., Ltd.......................    209,228 $  1,272,372
    Oil India, Ltd.....................................     10,163      303,731
   *Oracle Financial Services Software, Ltd............     14,000      668,847
    Oriental Bank of Commerce..........................     51,390      407,414
    Pantaloon Retail India, Ltd........................      4,967       37,619
    Pantaloon Retail India, Ltd. Class B...............        305        1,378
   *Piramal Healthcare, Ltd............................     16,398      141,100
    Power Grid Corp. of India, Ltd.....................     21,633       51,346
    Proctor & Gamble Hygiene & Health Care, Ltd........      7,710      337,160
    Ranbaxy Laboratories, Ltd..........................    131,027    1,594,913
    Reliance Capital, Ltd..............................    178,481    2,318,872
    Reliance Communications, Ltd.......................    742,705    1,702,267
   *Reliance Energy, Ltd...............................    116,792    1,426,628
    Reliance Industries, Ltd...........................  1,645,075   30,756,537
   *Reliance Power, Ltd................................    203,367      513,710
   *Rural Electrification Corp., Ltd...................     99,106      469,613
    Sesa Goa, Ltd......................................    466,659    2,896,135
    Shriram Transport Finance Co., Ltd.................     11,519      166,569
    State Bank of INDIA................................     42,004    2,222,055
    Steel Authority of India, Ltd......................    249,783      713,174
   *Sterlite Industries (India), Ltd. Series A.........  1,725,980    6,256,108
    Sun Pharmaceuticals Industries, Ltd................    333,183    3,885,693
    Sun TV Network, Ltd................................     10,627       77,331
   *Suzlon Energy, Ltd.................................    877,670    1,039,394
    Tata Chemicals, Ltd................................     27,993      225,211
    Tata Consultancy Services, Ltd.....................    481,215   12,353,087
    Tata Motors, Ltd...................................     23,333      499,283
    Tata Power Co., Ltd................................    110,221    3,199,870
    Tata Steel, Ltd....................................    128,004    1,631,409
    Tech Mahindra, Ltd.................................     20,830      364,318
    Thermax India, Ltd.................................      6,201       79,985
    Titan Industries, Ltd..............................     56,780      292,814
    Torrent Power, Ltd.................................      5,014       27,063
   *Ultratech Cement, Ltd..............................     19,791      460,538
    Unitech, Ltd.......................................    762,891      528,651
    United Spirits, Ltd................................     30,448      700,105
    Wipro, Ltd.........................................    502,858    4,429,726
    Yes Bank, Ltd......................................     94,432      661,852
    Zee Entertainment Enterprises, Ltd.................    185,788      551,795
   *Zee Learn, Ltd.....................................     14,064        6,792
                                                                   ------------
TOTAL INDIA............................................             248,196,322
                                                                   ------------
INDONESIA -- (2.8%)
    PT Adaro Energy Tbk................................  5,886,000    1,825,043
   *PT Aneka Tambang Tbk...............................  1,734,500      407,159
    PT Astra Agro Lestari Tbk..........................    222,000      612,186
    PT Astra International Tbk.........................  2,078,561   17,217,293
    PT Bank Central Asia Tbk...........................  9,187,000    8,947,962
    PT Bank Danamon Indonesia Tbk......................  3,187,240    2,040,312
    PT Bank Mandiri Tbk................................  5,508,117    5,074,175
    PT Bank Negara Indonesia Persero Tbk...............  2,551,222    1,332,432
   *PT Bank Pan Indonesia Tbk..........................  8,180,000      921,803
    PT Bank Rakyat Indonesia Persero Tbk...............  6,566,000    5,314,927
    PT Bayan Resources Tbk.............................     13,000       35,607
    PT Bumi Resources TBK.............................. 15,481,000    5,526,554
    PT Gudang Garam Tbk................................    281,000    1,679,758
    PT Indo Tambangraya Megah Tbk......................    195,500    1,158,267
    PT Indocement Tunggal Prakarsa Tbk.................    834,500    1,514,927
    PT Indofood Sukses Makmur Tbk......................  2,247,000    1,673,883
    PT Indosat TBK.....................................    490,500      313,436
   *PT Indosat Tbk ADR.................................          4          130

                                     1401

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
INDONESIA -- (Continued)
    PT International Nickel Indonesia Tbk...............  2,524,500 $ 1,257,707
    PT Kalbe Farma Tbk..................................  1,161,000     474,386
    PT Lippo Karawaci Tbk...............................        187          17
    *PT Panasia Indosyntec Tbk..........................     75,100       1,678
    PT Perusahaan Gas Negara Tbk........................  6,456,000   3,012,723
    PT Semen Gresik Persero Tbk.........................  2,263,000   2,510,449
    PT Sinar Mas Agro Resources & Technology Tbk........  1,150,500     960,223
    PT Tambang Batubara Bukit Asam TBK..................    502,000   1,256,000
    PT Telekomunikasi Indonesia Tbk..................... 11,996,140  10,382,339
    PT Unilever Indonesia Tbk...........................  1,623,500   2,977,225
    PT United Tractors TBK..............................  1,033,196   3,314,088
                                                                    -----------
TOTAL INDONESIA.........................................             81,742,689
                                                                    -----------
ISRAEL -- (0.0%)
    IDB Holding Corp., Ltd..............................         --           9
   *Koor Industries, Ltd................................          1           9
   *Makhteshim-Agan Industries, Ltd.....................          1           3
    Osem Investments, Ltd...............................          1           9
                                                                    -----------
TOTAL ISRAEL............................................                     30
                                                                    -----------
MALAYSIA -- (3.4%)
    Affin Holdings Berhad...............................    318,200     364,582
    Airasia Berhad......................................      2,000       2,646
    Alliance Financial Group Berhad.....................    450,000     562,597
    AMMB Holdings Berhad................................    874,959   1,912,380
    Axiata Group Berhad.................................  2,221,275   3,813,671
    Batu Kawan Berhad...................................     15,000      82,807
    Berjaya Corp. Berhad................................    759,400     303,895
    Berjaya Sports Toto Berhad..........................    709,264   1,052,189
    Boustead Holdings Berhad............................    225,560     443,791
    British American Tobacco Malaysia Berhad............    135,500   2,121,651
    CIMB Group Holdings Berhad..........................  3,992,654  11,112,448
    DiGi.Com Berhad.....................................    329,462   3,346,795
    EON Capital Berhad..................................    175,500     151,466
    Fraser & Neave Holdings Berhad......................     61,000     396,655
    Gamuda Berhad.......................................    805,700   1,001,977
    Genting Berhad......................................  2,167,400   7,890,357
    Genting Malaysia Berhad.............................  2,820,500   3,464,330
    Genting Plantations Berhad..........................    213,900     567,985
    Hong Leong Bank Berhad..............................    494,050   2,219,167
    Hong Leong Financial Group Berhad...................    205,729     907,759
    IJM Corp. Berhad....................................    431,660     916,137
    IOI Corp. Berhad....................................  3,208,105   5,565,503
    Kuala Lumpur Kepong Berhad..........................    443,400   3,246,007
    Lafarge Malayan Cement Berhad.......................    259,580     643,841
    Malayan Banking Berhad..............................    775,376   2,285,475
    Malaysia Airports Holdings Berhad...................     23,200      50,720
   *Malaysian Airlines System Berhad....................  1,089,334     542,023
    MISC Berhad.........................................  1,391,098   3,486,280
    MMC Corp. Berhad....................................    993,000     900,794
    Nestle (Malaysia) Berhad............................    204,500   3,249,508
    Oriental Holdings Berhad............................    206,680     348,832
    Parkson Holdings Berhad.............................    186,320     365,389
    Petronas Dagangan Berhad............................    257,600   1,545,997
    Petronas Gas Berhad.................................    475,500   2,156,928
    Plus Expressways Berhad.............................  2,201,100   3,228,285
    PPB Group Berhad....................................    382,800   2,237,129
    Public Bank Berhad..................................     67,739     306,620
    Public Bank Berhad Foreign Market Shares............  1,039,201   4,698,605
    RHB Capital Berhad..................................    380,707   1,168,035
    Shell Refining Co. Federation of Malaysia Berhad....    149,500     519,026

                                     1402

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
MALAYSIA -- (Continued)
    Sime Darby Berhad..................................  2,342,720 $  7,218,809
    SP Setia Berhad....................................    883,425    1,160,434
    Telekom Malaysia Berhad............................    957,700    1,307,153
    Tenaga Nasional Berhad.............................  2,608,450    5,385,325
   *UEM Land Holdings Berhad...........................    788,637      690,089
    UMW Holdings Berhad................................    475,466    1,183,593
    YTL Corp. Berhad...................................  5,279,425    2,487,124
    YTL Power International Berhad.....................    283,040      186,711
                                                                   ------------
TOTAL MALAYSIA.........................................              98,799,520
                                                                   ------------

MEXICO -- (6.1%)
    Alfa S.A.B. de C.V. Series A.......................     67,631      991,074
   #America Movil S.A.B. de C.V. Series L.............. 43,632,757   56,282,104
    America Movil S.A.B. de C.V. Series L ADR..........     22,528      581,222
  #*Cementos de Mexico S.A.B de C.V. Series B..........    289,651      204,826
  #*Cemex S.A.B. de C.V. Sponsored ADR.................    549,620    3,869,325
   #Coca-Cola Femsa S.A.B. de C.V. Series L............    298,900    2,885,278
   *Corporacion Interamericana de Entramiento S.A.B.
     de C.V. Series B..................................     28,827       15,104
    Corporativo Fragua S.A.B. de C.V...................         21          286
    El Puerto de Liverpool S.A.B. de C.V...............    109,400      885,468
   #Fomento Economico Mexicano S.A.B. de C.V. Series B
     & D...............................................  2,109,900   15,279,621
    Grupo Carso S.A.B. de C.V. Series A-1..............    588,132    1,643,541
   #Grupo Elektra S.A. de C.V..........................     88,187    6,386,388
   #Grupo Financiero Banorte S.A.B. de C.V.............  1,473,229    6,451,566
    Grupo Financiero Inbursa S.A.B. de C.V. Series O...    908,264    4,271,525
    Grupo Industrial Bimbo S.A.B. de C.V. Series A.....  1,570,500    3,774,616
    Grupo Industrial Maseca S.A.B. de C.V. Series B....    229,000      251,392
    Grupo Mexico S.A.B. de C.V. Series B...............  3,928,317   14,491,930
    Grupo Modelo S.A.B. de C.V. Series C...............    731,750    4,517,445
   *Grupo Nutrisa S.A.B. de C.V........................        129          484
   *Grupo Qumma S.A. de C.V. Series B..................      1,591           24
   #Grupo Televisa S.A. de C.V.........................  1,704,800    7,581,860
    Grupo Televisa S.A. de C.V. Sponsored ADR..........    109,820    2,436,906
   *Impulsora del Desarrollo y El Empleo en America
     Latina S.A.B. de C.V..............................  2,373,426    4,327,342
   #Industrias Penoles S.A.B. de C.V...................     99,638    4,294,588
  #*Inmuebles Carso S.A.B. de C.V......................    813,232      782,240
    Kimberly Clark de Mexico S.A.B. de C.V Series A....    607,800    3,780,205
  #*Minera Frisco S.A.B. de C.V........................    797,232    4,006,095
   #Organizacion Soriana S.A.B. de C.V Series B........  1,112,075    3,126,654
   *Savia S.A. de C.V..................................    120,000        8,179
    Telefonos de Mexico S.A.B. de C.V. Series A........    199,600      159,428
   #Telefonos de Mexico S.A.B. de C.V. Series L........  5,939,500    4,807,345
   #Wal-Mart de Mexico S.A.B. de C.V. Series V.........  6,300,780   17,398,233
                                                                   ------------
TOTAL MEXICO...........................................             175,492,294
                                                                   ------------

PERU -- (0.4%)
    Cia de Minas Buenaventura S.A. ADR.................    103,984    4,257,105
    Credicorp, Ltd.....................................     70,822    6,919,309
                                                                   ------------
TOTAL PERU.............................................              11,176,414
                                                                   ------------

PHILIPPINES -- (0.5%)
    Aboitiz Equity Ventures, Inc.......................    884,000      878,997
    Aboitiz Power Corp.................................  1,073,000      827,134
    Ayala Corp. Series A...............................    235,816    1,825,860
    Ayala Land, Inc....................................  4,735,418    1,892,153
    Banco de Oro Unibank, Inc..........................  1,106,768    1,679,456
    Bank of the Philippine Islands.....................  1,747,004    2,475,237
   *Filipina Water Bottling Corp.......................  2,006,957           --
    Manila Electric Co.................................     15,000       99,286
    Metro Bank & Trust Co..............................    714,183    1,303,466

                                     1403

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
PHILIPPINES -- (Continued)
    Philippine Long Distance Telephone Co...............    42,445 $  2,407,495
   *San Miguel Corp.....................................   106,520      322,341
    SM Investments Corp.................................     6,000       77,328
    SM Prime Holdings, Inc..............................   508,168      139,138
    Universal Robina Corp...............................    36,400       40,904
                                                                   ------------
TOTAL PHILIPPINES.......................................             13,968,795
                                                                   ------------

POLAND -- (1.3%)
    Asseco Poland SA....................................    28,780      493,464
    Bank Handlowy w Warszawie SA........................    17,748      524,131
    Bank Millennium SA..................................   279,559      534,423
    Bank Pekao SA.......................................   113,393    6,481,777
   *BRE Bank SA.........................................     7,401      844,516
    Browary Zywiec SA...................................    13,124    2,773,943
    Cyfrowy Polsat SA...................................    16,779       97,031
   *Enea SA.............................................    27,648      186,965
   *Getin Holding SA....................................   160,784      653,421
   *Grupa Lotos SA......................................    82,414    1,129,298
    ING Bank Slaski SA..................................     1,790      546,783
   *Kernel Holding SA...................................    10,020      263,419
   *KGHM Polska Miedz SA................................    61,000    4,174,953
    Kredyt Bank SA......................................    65,825      406,522
   *Mondi Packaging Paper Swiecie SA....................     5,721      163,582
   *PGE SA..............................................   195,194    1,626,290
   *Polski Koncern Naftowy Orlen SA.....................   352,947    5,915,826
    Polskie Gornictwo Naftowe I Gazownictwo SA..........   748,661    1,140,403
    Powszechna Kasa Oszczednosci Bank Polski SA.........   267,637    3,944,635
    Synthos SA..........................................   104,269      214,978
    Telekomunikacja Polska SA...........................   591,537    3,702,597
    TVN SA..............................................    91,082      551,983
                                                                   ------------
TOTAL POLAND............................................             36,370,940
                                                                   ------------

RUSSIA -- (4.7%)
   *Evraz Group SA GDR..................................    74,992    2,497,222
    Federal Hydrogenerating Co. ADR.....................   779,985    3,884,556
   *Gazprom OAO Sponsored ADR........................... 3,602,410   51,549,275
    Gazpromneft JSC Sponsored ADR.......................    47,396    1,192,757
    Lukoil OAO Sponsored ADR............................   354,178   23,552,263
    Magnitogorsk Iron & Steel Works Sponsored GDR.......   111,820    1,236,995
   *Mechel Sponsored ADR................................    16,300      405,544
   *MMC Norilsk Nickel JSC ADR..........................   597,703   15,926,495
    Novolipetsk Steel OJSC GDR..........................    83,762    3,122,743
   *Novorossiysk Sea Trade Port GDR.....................     7,539       63,688
   *Polymetal JSC GDR...................................    64,567    1,336,551
    Rosneft Oil Co. GDR................................. 1,184,101   10,048,982
    Severstal OAO GDR...................................   106,027    2,048,735
   *Surgutneftegas Sponsonsored ADR.....................   544,495    5,491,855
    Tatneft Sponsored ADR...............................    29,354    1,225,607
    TMK OAO GDR.........................................    43,610      765,935
   *Uralkali Sponsored GDR..............................   111,980    5,479,641
    VimpelCom, Ltd. Sponsored ADR.......................    50,835      630,354
    VTB Bank OJSC GDR...................................   582,346    3,482,930
   *X5 Retail Group NV GDR..............................    59,942    2,491,585
                                                                   ------------
TOTAL RUSSIA............................................            136,433,713
                                                                   ------------

SOUTH AFRICA -- (7.3%)
    ABSA Group, Ltd.....................................   362,514    7,130,475
    African Bank Investments, Ltd.......................   374,940    1,893,601
    African Rainbow Minerals, Ltd.......................   105,298    2,971,290
    Anglo American Platinum Corp., Ltd..................    70,553    6,030,294

                                     1404

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH AFRICA -- (Continued)
    AngloGold Ashanti, Ltd. Sponsored ADR...............   197,922 $  8,300,849
    ArcelorMittal South Africa, Ltd.....................   225,381    2,316,352
    Aspen Pharmacare Holdings, Ltd......................    72,465      891,124
    Barloworld, Ltd.....................................    47,056      454,234
    Bidvest Group, Ltd..................................   182,111    4,273,561
    Discovery Holdings, Ltd.............................   357,805    2,095,309
    Exxaro Resources, Ltd...............................    83,898    2,251,825
    FirstRand, Ltd...................................... 1,540,707    4,450,349
    Gold Fields, Ltd. Sponsored ADR.....................   460,940    7,186,055
   *Growthpoint Properties, Ltd.........................   708,915    1,951,770
    Harmony Gold Mining Co., Ltd........................   132,269    1,790,123
    Harmony Gold Mining Co., Ltd. Sponsored ADR.........   331,569    4,502,707
    Impala Platinum Holdings, Ltd.......................   478,692   12,253,595
    Imperial Holdings, Ltd..............................    53,487      918,858
    Investec, Ltd.......................................   118,615      952,998
    Kumba Iron Ore, Ltd.................................    15,092    1,149,001
    Liberty Holdings, Ltd...............................   117,508    1,317,454
   *Massmart Holdings, Ltd..............................    40,893      882,910
    Medi-Clinic Corp., Ltd..............................     9,184       43,357
    MMI Holdings, Ltd...................................   283,735      720,451
    Mondi, Ltd..........................................    38,195      303,330
   *Mpact, Ltd..........................................    38,195       77,990
    Mr. Price Group, Ltd................................     4,144       45,644
    MTN Group, Ltd...................................... 1,659,950   35,626,100
    Naspers, Ltd. Series N..............................   324,237   17,518,283
    Nedbank Group, Ltd..................................    55,383    1,162,901
    Network Healthcare Holdings, Ltd....................   251,159      546,056
    Northam Platinum, Ltd...............................    29,145      160,862
    Pick'n Pay Stores, Ltd..............................   244,318    1,498,381
    Pretoria Portland Cement Co., Ltd...................   591,367    2,282,082
    PSG Group, Ltd......................................    81,771      569,914
    Sanlam, Ltd.........................................   961,639    3,880,909
   *Sappi, Ltd. Sponsored ADR...........................     1,300        5,785
    Sasol, Ltd. Sponsored ADR...........................   721,569   36,186,685
    Shoprite Holdings, Ltd..............................   440,921    6,899,147
    Standard Bank Group, Ltd............................   861,864   12,490,920
    Steinhoff International Holdings, Ltd...............   842,503    2,911,378
    Telkom South Africa, Ltd............................   318,908    1,702,730
    Tiger Brands, Ltd...................................    79,054    2,406,592
    Truworths International, Ltd........................   186,043    2,020,150
    Vodacom Group, Ltd..................................   389,448    4,951,885
    Woolworths Holdings, Ltd............................   130,252      608,966
                                                                   ------------
TOTAL SOUTH AFRICA......................................            210,585,232
                                                                   ------------

SOUTH KOREA -- (13.7%)
   #Amorepacific Corp...................................     3,479    3,963,163
   #Cheil Industrial, Inc...............................    20,690    2,363,354
   *Daelim Industrial Co., Ltd..........................    18,215    2,179,210
  #*Daewoo Engineering & Construction Co., Ltd..........   125,248    1,465,683
   #Daewoo International Corp...........................    38,863    1,472,125
    Daewoo Securities Co., Ltd..........................   103,195    1,814,814
   #Daewoo Shipbuilding & Marine Engineering Co., Ltd...   105,130    3,733,513
    Dongbu Insurance Co., Ltd...........................       100        4,962
    Doosan Corp.........................................     4,502      631,016
   #Doosan Heavy Industries & Construction Co., Ltd.....    21,575    1,381,996
  #*Doosan Infracore Co., Ltd...........................    82,000    2,042,519
   *E-Mart Co., Ltd.....................................    18,616    4,855,734
    GS Engineering & Construction Corp..................    27,320    3,084,894
   #GS Holdings Corp....................................    42,945    3,680,235
    Hana Financial Group, Inc...........................   126,111    4,946,269
   #Hankook Tire Manufacturing Co., Ltd.................    82,310    3,347,183

                                     1405

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
   *Hanwha Corp.........................................    11,920 $    584,437
   #Hynix Semiconductor, Inc............................   181,980    4,195,144
   *Hyosung T & C Co., Ltd..............................     7,217      638,980
    Hyundai Department Store Co., Ltd...................     6,301    1,099,058
    Hyundai Engineering & Construction Co., Ltd.........     8,263      677,180
    Hyundai Glovis Co., Ltd.............................     6,360    1,159,050
    Hyundai Heavy Industries Co., Ltd...................    39,020   15,085,375
   #Hyundai Merchant Marine Co., Ltd....................    26,021      738,997
   *Hyundai Mipo Dockyard Co., Ltd......................     3,146      498,143
    Hyundai Mobis.......................................    53,070   19,105,180
    Hyundai Motor Co., Ltd..............................    95,919   21,354,331
    Hyundai Steel Co....................................    58,560    7,217,679
    Industrial Bank of Korea, Ltd.......................    90,040    1,547,757
    Kangwon Land, Inc...................................   114,660    3,261,574
    KB Financial Group, Inc.............................   139,085    6,918,548
   *KB Financial Group, Inc. ADR........................     2,333      115,740
    KCC Corp............................................     5,799    1,925,381
    Kia Motors Corp.....................................   225,130   16,504,884
   *Korea Electric Power Corp...........................   221,150    5,374,841
    Korea Exchange Bank.................................   200,200    1,774,571
    Korea ZINC Co., Ltd.................................     1,294      535,949
   *Korean Air Co., Ltd.................................    21,974    1,402,232
    KT Corp.............................................   110,260    4,135,537
    KT&G Corp...........................................   103,590    6,449,903
    LG Chemical, Ltd....................................    32,392   14,444,533
    LG Corp.............................................   118,265    8,840,213
   #LG Display Co., Ltd. ADR............................   216,809    2,783,828
   #LG Electronics, Inc.................................    88,910    6,774,649
    LG Household & Healthcare Co., Ltd..................     5,120    2,316,452
   #Lotte Shopping Co., Ltd.............................     4,474    1,929,397
    LS Corp.............................................     5,756      597,350
    NCsoft Corp.........................................     4,942    1,520,730
  #*NHN Corp............................................     8,597    1,711,396
   #OCI Co., Ltd........................................     3,894    1,501,626
    POSCO...............................................    46,060   20,343,524
    Samsung Card Co., Ltd...............................    23,720    1,349,530
   #Samsung Corp........................................   100,930    8,027,469
   #Samsung Electro-Mechanics Co., Ltd..................    37,767    3,110,635
   #Samsung Electronics Co., Ltd........................    95,982   76,858,795
    Samsung Electronics Co., Ltd. GDR...................    49,372   19,524,521
    Samsung Engineering Co., Ltd........................     6,628    1,633,541
    Samsung Fire & Marine Insurance, Ltd................    35,022    7,922,257
   #Samsung Heavy Industries Co., Ltd...................   126,000    5,126,232
   #Samsung SDI Co., Ltd................................    23,228    3,743,047
    Samsung Securities Co., Ltd.........................    33,780    2,545,446
   #Samsung Techwin Co., Ltd............................     7,702      564,557
    Shinhan Financial Group Co., Ltd....................   218,686   10,475,594
   #Shinhan Financial Group Co., Ltd. ADR...............    16,770    1,610,255
    Shinsegae Co., Ltd..................................     6,575    2,043,591
    SK Co., Ltd.........................................    21,194    3,648,711
    SK Innovation Co., Ltd..............................    51,889   10,697,664
    SK Telecom Co., Ltd.................................    38,331    5,333,876
   #S-Oil Corp..........................................    46,083    6,515,953
    Woongjin Coway Co., Ltd.............................    13,260      511,959
                                                                   ------------
TOTAL SOUTH KOREA.......................................            397,274,472
                                                                   ------------

TAIWAN -- (10.9%)
   #Acer, Inc........................................... 2,805,040    3,891,699
    Advanced Semiconductor Engineering, Inc............. 3,289,702    3,554,974
   *Advantech Co., Ltd..................................   145,200      490,734
   #Asia Cement Corp.................................... 2,174,316    3,360,902

                                     1406

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
TAIWAN -- (Continued)
   *Asustek Computer, Inc................................   543,181 $ 4,371,364
  #*AU Optronics Corp.................................... 1,332,873     730,421
   *AU Optronics Corp. Sponsored ADR.....................   353,406   1,947,267
    Catcher Technology Co., Ltd..........................   302,429   2,641,317
   #Cathay Financial Holdings Co., Ltd................... 3,969,573   5,951,628
    Chang Hwa Commercial Bank............................ 2,429,610   1,923,330
    Cheng Shin Rubber Industry Co., Ltd.................. 1,166,486   3,500,881
    Chicony Electronics Co., Ltd.........................     8,571      16,426
  #*Chimei Innolux Corp.................................. 3,306,818   1,773,151
   *China Airlines, Ltd.................................. 1,086,000     633,975
    China Development Financial Holding Corp............. 4,762,150   1,825,447
    China Life Insurance Co., Ltd........................   759,836   1,067,057
   *China Petrochemical Development Corp.................   305,000     474,799
   #China Steel Corp..................................... 9,488,159   9,897,670
    Chinatrust Financial Holdings Co., Ltd............... 3,493,931   3,155,155
   #Chunghwa Telecom Co., Ltd. ADR.......................   196,517   6,830,931
    Clevo Co., Ltd.......................................     5,643      11,000
    Compal Electronics, Inc.............................. 3,781,541   4,905,640
   #Delta Electronics, Inc............................... 1,812,366   6,414,983
   #E.Sun Financial Holding Co., Ltd..................... 2,873,668   1,988,882
   #Epistar Corp.........................................   396,000     929,553
   *Eva Airways Corp.....................................   856,000     763,227
   *Evergreen Marine Corp., Ltd.......................... 1,154,869     792,271
    Far Eastern Department Stores Co., Ltd...............   390,525     851,036
   #Far Eastern New Century Corp......................... 3,073,987   4,931,951
    Far EasTone Telecommunications Co., Ltd..............   815,000   1,347,683
   #Farglory Land Development Co., Ltd...................   134,229     329,674
    First Financial Holding Co., Ltd..................... 5,661,288   4,694,801
    Formosa Chemicals & Fiber Co., Ltd................... 3,356,445  12,160,349
    Formosa Plastics Corp................................ 4,522,648  17,029,719
    Formosa Taffeta Co., Ltd.............................   642,000     726,451
    Foxconn Technology Co., Ltd..........................   696,661   3,213,296
    Fubon Financial Holding Co., Ltd..................... 6,236,736  10,174,723
    Giant Manufacture Co., Ltd...........................    86,506     346,818
    Highwealth Construction Corp.........................   213,000     486,702
   #Hon Hai Precision Industry Co., Ltd.................. 5,710,097  16,284,356
   #Hotai Motor Co., Ltd.................................   298,000   1,457,035
   #HTC Corp.............................................   581,236  17,290,293
   #Hua Nan Financial Holding Co., Ltd................... 4,578,066   3,605,928
   *Inotera Memories, Inc................................   674,976     183,897
   #Inventec Co., Ltd.................................... 1,819,358     892,516
   #Kinsus Interconnect Technology Corp..................   120,000     495,671
   #Largan Precision Co., Ltd............................    52,860   1,779,960
   #LCY Chemical Corp....................................    87,853     218,228
    Lite-On Technology Corp.............................. 1,609,798   2,104,977
   #Macronix International Co., Ltd...................... 2,631,825   1,315,301
   #Media Tek, Inc.......................................   736,995   6,601,480
    Mega Financial Holding Co., Ltd...................... 4,782,000   4,603,650
   #Nan Ya Plastic Corp.................................. 6,052,564  16,743,784
    Nan Ya Printed Circuit Board Corp....................   206,968     695,412
   #Novatek Microelectronics Corp........................   276,000     772,417
   *Pegatron Corp........................................ 1,269,345   1,459,274
    Polaris Securities Co., Ltd..........................   465,000     348,318
    Pou Chen Corp........................................ 2,047,487   1,829,316
    Powertech Technology, Inc............................   373,820   1,075,521
   #President Chain Store Corp...........................   576,831   3,690,449
    Quanta Computer, Inc.................................   662,000   1,630,746
   #Ruentex Industries, Ltd..............................   239,000     589,580
   *Shin Kong Financial Holding Co., Ltd................. 3,795,344   1,639,744
   #Siliconware Precision Industries Co.................. 2,347,324   2,339,019
    SinoPac Holdings Co., Ltd............................ 5,028,000   2,178,849

                                     1407

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
   #Synnex Technology International Corp...............  1,019,756 $  2,617,882
   *Taishin Financial Holdings Co., Ltd................  3,625,291    1,936,379
   *Taiwan Business Bank...............................  2,190,800      839,333
    Taiwan Cement Corp.................................  2,650,720    4,193,934
   #Taiwan Cooperative Bank............................  3,297,397    2,696,384
    Taiwan Fertilizer Co., Ltd.........................    421,000    1,504,402
   #Taiwan Glass Industrial Corp.......................  1,087,324    1,686,116
    Taiwan Mobile Co., Ltd.............................     47,000      129,383
   #Taiwan Semiconductor Manufacturing Co., Ltd........ 22,386,808   55,634,581
    Transcend Information, Inc.........................    131,181      355,383
    Tripod Technology Corp.............................    217,000      861,656
    U-Ming Marine Transport Corp.......................    551,860      969,202
   #Unimicron Technology Corp..........................    769,896    1,369,746
    Uni-President Enterprises Corp.....................  3,845,980    6,311,774
   #United Microelectronics Corp.......................  7,733,000    3,474,795
   *Walsin Lihwa Corp..................................  2,740,000    1,303,848
   *Wan Hai Lines Co., Ltd.............................    436,000      306,444
   #*Wintek Corp.......................................    528,000      717,298
   #Wistron Corp.......................................  1,314,716    2,213,688
   #WPG Holdings, Ltd..................................    461,348      770,975
   *Yang Ming Marine Transport Corp....................    983,000      628,144
   #Yuanta Financial Holding Co., Ltd..................  3,358,885    2,401,459
    Yulon Motor Co., Ltd...............................    310,000      811,021
                                                                   ------------
TOTAL TAIWAN...........................................             315,697,435
                                                                   ------------
THAILAND -- (2.0%)
    Advance Info Service PCL (Foreign).................  1,022,200    3,958,562
    Bangkok Bank PCL (Foreign).........................    329,000    1,946,974
    Bangkok Bank PCL (Foreign) NVDR....................    286,400    1,670,867
    Bangkok Dusit Medical Services PCL (Foreign).......     82,900      160,519
    Bank of Ayudhya PCL (Foreign)......................  2,590,200    2,431,705
    Banpu PCL (Foreign)................................    113,100    2,775,832
    BEC World PCL (Foreign)............................    975,300    1,340,731
    Charoen Pokphand Foods PCL (Foreign)...............  2,686,100    2,859,469
    CP ALL PCL (Foreign)...............................  1,978,700    3,284,012
    Delta Electronics (Thailand) PCL (Foreign).........         10            9
    Glow Energy PCL (Foreign)..........................    119,000      225,432
    IRPC PCL (Foreign).................................  5,509,900    1,062,261
    Kasikornbank PCL (Foreign).........................  1,531,600    7,292,111
    Krung Thai Bank PCL (Foreign)......................  4,726,870    3,296,526
    Land & Houses PCL (Foreign) NVDR...................    790,000      180,117
    PTT Aromatics & Refining PCL (Foreign).............  1,287,137    1,834,143
    PTT Chemical PCL (Foreign).........................    517,460    2,819,355
    PTT Exploration & Production PCL (Foreign).........    592,000    3,652,238
    PTT PCL (Foreign)..................................    649,900    7,561,284
    Ratchaburi Electricity Generating Holding PCL
      (Foreign)........................................    521,300      751,581
    Siam Cement PCL (Foreign) (The)....................    117,100    1,719,692
    Siam Cement PCL (Foreign) (The) NVDR...............     41,600      531,420
    Siam City Cement PCL (Foreign).....................     94,913      738,301
    Siam Commercial Bank PCL (Foreign).................  1,001,366    4,247,202
   *Thai Airways International PCL (Foreign)...........    406,300      384,844
    Thai Oil PCL (Foreign).............................    326,700      840,712
    TMB Bank PCL (Foreign).............................  6,775,900      463,465
   *Total Access Communication PCL (Foreign) NVDR......    214,100      484,552
                                                                   ------------
TOTAL THAILAND.........................................              58,513,916
                                                                   ------------
TURKEY -- (1.4%)
    Akbank T.A.S.......................................  1,275,410    5,544,337
    Anadolu Efes Biracilik ve Malt Sanayi A.S..........    224,805    2,964,309
    Arcelik A.S........................................     57,897      263,383
   *Asya Katilim Bankasi A.S...........................    202,790      285,770

                                     1408

THE EMERGING MARKETS SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
TURKEY -- (Continued)
    Aygaz A.S.........................................    19,411 $      120,324
    BIM BirlesikMagazalar A.S.........................    35,088      1,195,598
   *Dogan Sirketler Grubu Holdings A.S................   399,572        204,789
   *Dogan Yayin Holding A.S...........................         3              2
    Enka Insaat ve Sanayi A.S.........................   316,771        862,738
    Eregli Demir ve Celik Fabrikalari T.A.S...........   607,852      1,429,736
    Ford Otomotiv Sanayi A.S..........................    74,222        582,769
    Koc Holding A.S. Series B.........................   775,171      3,234,953
   *Petkim Petrokimya Holding A.S.....................   201,256        300,100
    Tupras Turkiye Petrol Rafinerileri A.S............   122,470      2,972,750
   *Turk Hava Yollari A.S.............................   238,105        443,007
   *Turkcell Iletisim Hizmetleri A.S..................   240,093      1,233,637
    Turkiye Garanti Bankasi A.S....................... 2,046,828      8,981,598
    Turkiye Halk Bankasi A.S..........................   139,950        977,222
    Turkiye Is Bankasi A.S............................ 1,484,267      4,235,886
    Turkiye Sise ve Cam Fabrikalari A.S...............   315,349        684,841
    Turkiye Vakiflar Bankasi T.A.O....................   447,801        932,859
   *Yapi ve Kredi Bankasi A.S.........................   819,337      1,944,171
                                                                 --------------
TOTAL TURKEY..........................................               39,394,779
                                                                 --------------
TOTAL COMMON STOCKS...................................            2,421,230,425
                                                                 --------------
PREFERRED STOCKS -- (7.8%)
BRAZIL -- (7.8%)
    AES Tiete SA......................................    41,000        636,870
    Banco Bradesco SA................................. 1,584,132     30,122,870
    Banco do Estado do Rio Grande do Sul SA...........    98,400        985,364
    Brasil Telecom SA.................................   396,753      3,384,623
    Brasil Telecom SA ADR.............................    14,349        370,778
   #Braskem SA Preferred A Sponsored ADR..............    83,700      2,031,399
   #Cia Brasileira de Distribuicao Grupo Pao de
     Acucar SA Sponsored ADR Series A.................    70,200      3,031,938
    Cia de Bebidas das Americas SA....................       415         12,202
    Cia de Bebidas das Americas SA Preferred ADR......   661,939     19,871,409
    Cia de Transmissao de Energia Electrica Paulista
      SA Series A.....................................    12,600        380,880
    Cia Energetica de Minas Gerais SA.................   291,821      5,545,323
    Cia Paranaense de Energia SA Sponsored ADR
      Series A........................................    41,690      1,007,647
   *Eletropaulo Metropolitana Eletricidade de Sao
     Paulo SA.........................................    26,500        619,760
    Empresa Nasional de Comercio Redito e
      Participacoes SA................................       480         10,833
    Gerdau SA.........................................   756,268      6,807,558
    Itau Unibanco Holding SA.......................... 1,765,755     35,637,316
    Itau Unibanco Holding SA ADR......................   271,346      5,527,318
    Lojas Americanas SA...............................    63,089        571,963
    Petroleo Brasilerio SA ADR........................ 1,376,550     42,301,381
    Tele Norte Leste Participacoes SA.................   118,734      1,646,053
   #Tele Norte Leste Participacoes SA ADR.............   127,600      1,783,848
    Telecomunicacoes de Sao Paulo SA..................   287,984      9,034,028
    Telemar Norte Leste SA............................    26,112        750,940
   #Tim Participacoes SA ADR..........................    19,000        950,760
   #Ultrapar Participacoes SA Sponsored ADR...........   254,308      4,608,061
    Usinas Siderurgicas de Minas Gerais SA Series A...   387,924      2,789,021
    Vale SA Series A.................................. 1,412,691     41,537,679
   *Vale SA Series B..................................    81,160             --
    Vale SA Sponsored ADR.............................   166,500      4,915,080
                                                                 --------------
TOTAL BRAZIL..........................................              226,872,902
                                                                 --------------
TOTAL PREFERRED STOCKS................................              226,872,902
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
CHILE -- (0.0%)
   *Corpbanca SA Rights 07/02/11...................... 3,880,970             85
                                                                 --------------

                                     1409

THE EMERGING MARKETS SERIES
CONTINUED


                                                      SHARES        VALUE++
                                                   ------------  --------------
TAIWAN -- (0.0%)
   *First Financial Holding Co., Ltd. Rights
     09/09/11.....................................      494,764  $       58,338
                                                                 --------------
TOTAL RIGHTS/WARRANTS.............................                       58,423
                                                                 --------------
                                                       FACE
                                                      AMOUNT        VALUE+
                                                   ------------  --------------
                                                       (000)
TEMPORARY CASH INVESTMENTS -- (0.4%)
   Repurchase Agreement, PNC Capital Markets,
     Inc. 0.05%, 08/01/11 (Collateralized by
     $9,625,000 FNMA 2.24%, 07/06/15, valued at
     $9,865,625) to be repurchased at $9,717,040.. $      9,717       9,717,000
                                                                 --------------
                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                   ------------
                                                       (000)
SECURITIES LENDING COLLATERAL -- (8.2%)
(S)@DFA Short Term Investment Fund................  232,407,107     232,407,107
  @Repurchase Agreement, Deutsche Bank
   Securities, Inc. 0.20%, 08/01/11
   (Collateralized by $50,795,500 U.S. Treasury
   Note 0.750%, 06/15/14, valued at $6,062,293)##
   to be repurchased at $5,943,519................ $      5,943       5,943,420
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL...............                  238,350,527
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,554,723,048)^^........................               $2,896,229,277
                                                                 ==============

                                     1410

THE EMERGING MARKETS SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
Common Stocks
   Brazil................... $134,743,622             --   --    $  134,743,622
   Chile....................   50,549,664             --   --        50,549,664
   China....................  107,942,782 $  258,414,162   --       366,356,944
   Colombia.................    9,867,811             --   --         9,867,811
   Czech Republic...........           --     16,423,439   --        16,423,439
   Egypt....................           --      3,228,775   --         3,228,775
   Hungary..................           --     16,413,619   --        16,413,619
   India....................   30,502,346    217,693,976   --       248,196,322
   Indonesia................        1,808     81,740,881   --        81,742,689
   Israel...................           --             30   --                30
   Malaysia.................           --     98,799,520   --        98,799,520
   Mexico...................  175,484,091          8,203   --       175,492,294
   Peru.....................   11,176,414             --   --        11,176,414
   Philippines..............           --     13,968,795   --        13,968,795
   Poland...................           --     36,370,940   --        36,370,940
   Russia...................    1,035,898    135,397,815   --       136,433,713
   South Africa.............   56,260,071    154,325,161   --       210,585,232
   South Korea..............    9,365,557    387,908,915   --       397,274,472
   Taiwan...................    8,778,198    306,919,237   --       315,697,435
   Thailand.................   58,513,916             --   --        58,513,916
   Turkey...................           --     39,394,779   --        39,394,779
Preferred Stocks
   Brazil...................  226,872,902             --   --       226,872,902
Rights/Warrants
   Chile....................           85             --   --                85
   Taiwan...................           --         58,338   --            58,338
Temporary Cash Investments..           --      9,717,000   --         9,717,000
Securities Lending
  Collateral................           --    238,350,527   --       238,350,527
                             ------------ --------------   --    --------------
TOTAL....................... $881,095,165 $2,015,134,112   --    $2,896,229,277
                             ============ ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                                     1411

                     THE EMERGING MARKETS SMALL CAP SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                            SHARES    VALUE++
                                                           --------- ----------
COMMON STOCKS -- (88.6%)
ARGENTINA -- (0.0%)
    Ferrum SA de Ceramica y Metalurgia....................         1 $        1
                                                                     ----------
BRAZIL -- (7.7%)
    AES Tiete SA..........................................    53,900    781,991
    Alpargatas SA.........................................   102,000    794,506
    Amil Participacoes SA.................................   204,808  2,311,081
    Anhanguera Educacional Participacoes SA...............   343,345  6,608,536
    B2W Cia Global Do Varejo SA...........................   197,800  1,859,576
    Banco ABC Brasil SA...................................   143,895    974,238
    Banco Alfa de Investimento SA.........................       700      3,207
    Banco Daycoval SA.....................................    57,400    316,452
    Banco Industrial e Comercial SA.......................   186,220  1,129,916
    Banco Mercantil do Brasil SA..........................     1,327     14,110
   *Banco Panamericano SA.................................   111,500    430,657
    Banco Pine SA.........................................    62,500    417,110
    Banco Sofisa SA.......................................    92,600    220,327
    Bematech SA...........................................    68,200    230,434
   *BHG SA - Brazil Hospitality Group.....................       800     10,172
   *Bombril SA............................................    17,600    111,216
    BR Malls Participacoes SA.............................   567,258  6,510,747
    Brasil Brokers Participacoes SA.......................   338,382  1,544,795
   *Brasil Ecodiesel Industria e Comercio de
     Biocombustiveis e Oleos Vegetais SA.................. 1,431,520    646,139
    Brookfield Incorporacoes SA...........................   650,812  2,882,986
    Camargo Correa Desenvolvimento Imobiliario SA.........   103,136    305,248
    CETIP SA..............................................   307,059  5,207,242
    Cia de Gas de Sao Paulo SA............................    46,200  1,155,856
    Cia de Saneamento de Minas Gerais-Copasa SA...........   146,300  3,056,466
    Cia de Saneamento do Parana SA........................   176,900    533,831
    Cia Energetica de Sao Paulo SA........................     6,100    125,827
    Cia Hering SA.........................................   340,090  7,230,079
    Cia Providencia Industria e Comercio SA...............     1,350      5,084
   *Contax Participacoes SA...............................     2,500     34,820
    CR2 Empreendimentos Imobiliarios SA...................     9,000     38,186
    Cremer SA.............................................    77,146    705,375
   *CSU Cardsystem SA.....................................    47,100    145,171
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes.......................................   123,033  1,201,889
   *Diagnosticos Da America SA............................   507,200  6,262,940
   *Direcional Engenharia SA..............................    38,100    255,499
    Drogasil SA...........................................   210,948  1,700,261
    Duratex SA............................................   749,354  5,551,844
    Energias do Brazil SA.................................   119,602  2,983,013
    Equatorial Energia SA.................................   122,500    904,423
    Estacio Participacoes SA..............................   157,668  1,952,995
    Eternit SA............................................   212,789  1,219,779
    Even Construtora e Incorporadora SA...................   498,850  2,428,550
    EZ Tec Empreendimentos e Participacoes SA.............   119,958  1,154,060
   *Fertilizantes Heringer SA.............................    38,300    234,119
   *Fleury SA.............................................   103,700  1,434,956
    Gafisa SA.............................................   480,400  2,323,242
   #Gafisa SA ADR.........................................   281,131  2,690,424
   *General Shopping Brasil SA............................    86,717    656,451
   *Globex Utilidades SA..................................    58,737    804,824
   #Gol Linhas Aereas Inteligentes SA ADR.................   202,727  1,573,162
    Grendene SA...........................................   251,534  1,427,281
    Guararapes Confeccoes SA..............................    20,600  1,062,643
    Helbor Empreendimentos SA.............................    86,124  1,132,326
   *IdeiasNet SA..........................................   234,800    452,689
    Iguatemi Empresa de Shopping Centers SA...............    93,200  2,055,887
    Industrias Romi SA....................................    85,300    352,563

                                     1412

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED



                                                         SHARES     VALUE++
                                                        --------- ------------
BRAZIL -- (Continued)
    Inepar SA Industria e Construcoes..................    32,940 $    102,801
    Iochpe-Maxion SA...................................   142,380    1,850,844
    JHSF Participacoes SA..............................   299,447      857,301
    Joao Fortes Engenharia SA..........................    37,300      235,703
   *Kepler Weber SA.................................... 2,480,000      447,754
   *Kroton Educacional SA..............................    77,667      956,533
    Light SA...........................................   199,200    3,614,462
   *LLX Logistica SA...................................   488,125    1,372,296
    Localiza Rent a Car SA.............................   293,302    4,728,085
   *Log-in Logistica Intermodal SA.....................    40,000      191,121
    Lojas Renner SA....................................   273,700    9,733,085
    LPS Brasil Consultoria de Imoveis SA...............    66,524    1,459,294
   *Lupatech SA........................................    54,100      392,446
   *M&G Poliester SA...................................   630,780       44,740
    M. Dias Branco SA..................................   163,329    4,050,445
   *Magnesita Refratarios SA...........................   538,604    2,181,019
   *Mahle-Metal Leve SA Industria e Comercio...........    30,866      820,188
    Marfrig Alimentos SA...............................   417,400    4,088,278
    Marisa Lojas SA....................................   144,664    2,034,447
    Metalfrio Solutions SA.............................    43,700      281,781
    Minerva SA.........................................   103,758      364,627
   *MMX Mineracao e Metalicos SA.......................   493,600    2,603,506
   *MPX Energia SA.....................................    95,300    2,261,366
    MRV Engenharia e Participacoes SA..................   306,700    2,256,470
    Multiplan Empreendimentos Imobiliarios SA..........   200,046    4,398,600
    Obrascon Huarte Lain Brasil SA.....................    63,600    2,624,625
    OdontoPrev SA......................................   232,800    3,931,413
   *OSX Brasil SA......................................     7,200    1,717,768
    Parana Banco SA....................................    29,200      212,761
    Paranapanema SA....................................   479,021    1,606,157
   *Plascar Participacoes Industriais SA...............   195,700      271,306
    Porto Seguro SA....................................   261,800    3,671,632
   *PortX Operacoes Portuarias SA......................   488,125    1,082,729
    Positivo Informatica SA............................    68,700      265,790
    Profarma Distribuidora de Produtos Farmaceuticos
      SA...............................................    20,800      193,133
    Redentor Energia SA................................    19,000       86,249
   *Restoque Comercio e Confeccoes de Roupas SA........    78,529    1,032,976
    Rodobens Negocios Imobiliarios SA..................    40,540      335,121
    Rossi Residencial SA...............................   487,490    3,662,030
    Santos Brasil Participacoes SA.....................   120,688    2,089,482
   *Sao Carlos Empreendimentos e Participacoes SA......    52,700      737,396
    Sao Martinho SA....................................   128,216    1,841,991
    SLC Agricola SA....................................   138,809    1,518,902
   *Springs Global Participacoes SA....................    94,700      242,421
    Sul America SA.....................................   468,548    5,368,732
    TAM SA Sponsored ADR...............................    38,100      741,807
    Tecnisa SA.........................................   281,531    2,105,787
    Tegma Gestao Logistica SA..........................    57,935      901,049
   *Tempo Participacoes SA.............................   173,200      423,270
   *Tereos Internacional SA............................   103,700      189,232
    Terna Participacoes SA.............................     3,800       80,222
    Totvs SA...........................................   288,020    4,995,801
    Trisul SA..........................................    21,438       55,017
    Triunfo Participacoes e Investimentos SA...........    43,550      279,129
    Universo Online SA.................................    72,700      825,044
    Valid Solucoes e Servicos de Seguranca em Meios
      de Pagamento e Identificacao SA..................   117,840    1,458,895
   *Viver Incorporadora e Construtora SA...............   525,100      782,139
                                                                  ------------
TOTAL BRAZIL...........................................            184,814,399
                                                                  ------------
CHILE -- (1.6%)
    AFP Cuprum SA......................................     1,398       79,296

                                     1413

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED



                                                          SHARES      VALUE++
                                                        ----------- -----------
CHILE -- (Continued)
   *Aguas Andinas SA Series A..........................       1,593 $       916
    Almendral SA.......................................   1,217,565     177,538
    Banmedica SA.......................................   1,312,094   2,452,139
    Besalco SA.........................................     688,756   1,136,636
    Cementos Bio-Bio SA................................     452,622     771,189
    Cia Cervecerias Unidas SA..........................      17,635     198,514
    Cia General de Electricidad SA.....................     110,134     613,838
    Cia Sud Americana de Vapores SA....................   3,436,721   2,028,304
    Cintac SA..........................................     324,650     221,415
    Corpbanca SA....................................... 206,759,006   3,140,929
   #Corpbanca SA ADR...................................      65,937   1,450,614
    Cristalerias de Chile SA...........................     156,836   1,919,741
    Embotelladora Andina SA Series B...................     195,026     853,042
    Empresa Electrica Pilmaiquen SA....................      60,267     237,116
    Empresas Hites SA..................................     340,060     353,811
    Empresas Iansa SA..................................   6,287,667     618,596
    Empresas La Polar SA...............................     801,254     893,201
    Forus SA...........................................     129,738     374,326
    Gasco SA...........................................      76,171     516,131
    Grupo Security SA..................................     160,176      66,521
    Industrias Forestales SA...........................      20,000       6,339
    Inversiones Aguas Metropolitanas SA................   1,598,644   2,501,922
   *Invertec Pesquera Mar de Chiloe SA.................     135,701      55,322
   *Madeco SA..........................................  35,535,330   1,708,803
    Masisa SA..........................................   8,936,076   1,132,880
    Multiexport Foods SA...............................   1,680,100     583,904
    Parque Arauco SA...................................   1,199,487   2,490,738
    PAZ Corp. SA.......................................     280,402     205,383
    Ripley Corp. SA....................................   1,237,107   1,452,080
    Salfacorp SA.......................................     519,788   1,840,561
    Sigdo Koppers SA...................................     423,156     784,434
    Socovesa SA........................................   1,370,698     766,992
    Sonda SA...........................................     951,577   2,516,739
    Soquimic Comercial SA..............................     562,478     218,229
    Vina Concha Y Toro SA..............................   1,234,291   2,808,788
    Vina Concha Y Toro SA Sponsored ADR................       1,725      78,229
    Vina San Pedro Tarapaca SA.........................  40,113,498     343,705
                                                                    -----------
TOTAL CHILE............................................              37,598,861
                                                                    -----------
CHINA -- (12.5%)
  #*361 Degrees International, Ltd.....................   1,724,000     906,321
   *A8 Digital Music Holdings, Ltd.....................     510,000      79,662
   #Ajisen China Holdings, Ltd.........................     851,000   1,676,370
    AMVIG Holdings, Ltd................................     898,000     552,993
    Anhui Expressway Co., Ltd..........................   1,226,000     825,093
    Anhui Tianda Oil Pipe Co., Ltd.....................     635,000     195,568
    Anta Sports Products, Ltd..........................     176,000     265,312
   #Anton Oilfield Services Group......................   1,770,000     342,584
   *Anxin-China Holdings, Ltd..........................   3,415,000     897,865
   #Asia Cement China Holdings Corp....................   1,020,000     901,253
   *Asia Energy Logistics Group, Ltd...................  13,780,000     247,206
    Asian Citrus Holdings, Ltd.........................   1,071,000     925,740
   *AVIC International Holding HK, Ltd.................   6,346,000     301,572
   #AviChina Industry & Technology Co., Ltd. Series H..   3,806,788   2,225,559
    Baoye Group Co., Ltd...............................   1,802,000   1,195,272
  #*BaWang International Group Holding, Ltd............   1,756,000     288,048
   *Beijing Capital International Airport Co., Ltd.....   4,492,000   2,108,315
   #Beijing Capital Land, Ltd..........................   4,358,500   1,394,762
   *Beijing Development HK, Ltd........................     507,000      81,907
  #*Beijing Enterprises Water Group, Ltd...............   6,007,660   1,626,638
    Beijing Jingkelong Co., Ltd........................     511,749     643,172

                                     1414

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED



                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
   #Beijing North Star Co., Ltd. Series H...............  1,320,000 $   316,509
   *Beijing Properties Holdings, Ltd....................  4,007,061     344,515
   #Bosideng International Holdings, Ltd................  6,792,000   1,989,035
   *Brilliance China Automotive Holdings, Ltd...........  8,710,000  11,135,664
   *BYD Electronic International Co., Ltd...............  2,150,890     765,774
    C C Land Holdings, Ltd..............................  4,807,000   1,801,648
   #C.P. Pokphand Co., Ltd.............................. 10,426,594   1,108,747
   *Catic Shenzhen Holdings, Ltd........................     10,000       4,639
   #Central China Real Estate, Ltd......................  1,417,626     392,676
    Centron Telecom International Holdings, Ltd.........    706,117     127,394
   #Chaoda Modern Agriculture Holdings, Ltd.............  6,771,138   2,710,668
    China Aerospace International Holdings, Ltd.........  8,318,500     852,323
    China Aoyuan Property Group, Ltd....................  2,026,000     355,818
   #China Automation Group, Ltd.........................  1,156,000     619,853
    China BlueChemical, Ltd.............................  2,394,000   1,865,523
    China Chengtong Development Group, Ltd..............  2,908,000     176,953
    China Communications Services Corp., Ltd............    266,000     133,156
   #China Dongxiang Group Co., Ltd......................  5,982,638   1,361,148
   *China Energine International Holdings, Ltd..........  2,982,000     173,831
   *China Environmental Resources Group, Ltd............    112,000       1,933
    China Everbright International, Ltd.................  5,281,800   2,007,711
    China Everbright, Ltd...............................  2,116,000   3,792,880
   #China Foods, Ltd....................................  1,788,000   1,558,806
    China Gas Holdings, Ltd.............................  5,115,500   1,910,618
    China Glass Holdings, Ltd...........................    956,000     287,795
   *China Grand Forestry Green Resources Group, Ltd..... 14,915,759     273,675
   #China Green Holdings, Ltd...........................  1,149,000     636,000
   #China Haidian Holdings, Ltd.........................  3,410,000     472,344
  #*China High Precision Automation Group, Ltd..........    577,000     400,285
   #China High Speed Transmission Equipment Group Co.,
     Ltd................................................  2,260,422   1,754,911
    China Huiyuan Juice Group, Ltd......................  1,042,500     574,086
   #China Lilang, Ltd...................................    860,000   1,182,306
   #China Lumena New Materials Corp.....................  3,266,000   1,153,280
   *China Medical System Holdings, Ltd..................    701,600     675,538
   #China Metal Recycling Holdings, Ltd.................  1,071,486   1,436,677
   *China Mining Resources Group, Ltd................... 20,164,900     480,143
    China Molybdenum Co., Ltd...........................    874,000     683,704
    China National Materials Co., Ltd...................  2,470,000   1,820,618
    China Nickel Resources Holding Co., Ltd.............    986,000     116,318
  #*China Oil & Gas Group, Ltd..........................  7,860,000     695,147
    China Oriental Group Co., Ltd.......................     10,000       3,857
   #China Pharmaceutical Group, Ltd.....................  1,803,877     818,251
   #China Power International Development, Ltd..........  5,805,200   1,442,301
  #*China Power New Energy Development Co., Ltd.........  9,340,000     557,466
  #*China Precious Metal Resources Holdings Co., Ltd....  5,078,318   1,040,769
   *China Properties Group, Ltd.........................  1,122,000     366,132
  #*China Qinfa Group, Ltd..............................    910,000     396,455
  #*China Rare Earth Holdings, Ltd......................  2,278,000     736,785
  #*China Renewable Energy Investment, Ltd..............    172,095      12,932
   #China Resources Gas Group, Ltd......................  1,352,000   1,994,124
    China Resources Microelectronics, Ltd...............  7,791,250     454,296
    China SCE Property Holdings, Ltd....................    372,000      94,956
   *China Seven Star Shopping, Ltd......................  5,840,000      44,936
    China Shanshui Cement Group, Ltd....................  2,752,000   3,316,484
   #China Shineway Pharmaceutical Group, Ltd............    764,200   1,286,562
   #China Singyes Solar Technologies Holdings, Ltd......    616,000     509,857
   *China South City Holdings, Ltd......................     88,000      14,433
    China Starch Holdings, Ltd..........................  5,045,000     255,622
   #China State Construction International Holdings,
     Ltd................................................  4,296,960   4,303,836
    China Sunshine Paper Holdings Co., Ltd..............    918,078     214,910
    China Travel International Investment Hong Kong,
      Ltd............................................... 13,617,900   2,827,951

                                     1415

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED



                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
  #*China Water Affairs Group, Ltd.......................  1,746,000 $  573,205
    China Wireless Technologies, Ltd.....................  3,046,832    650,864
  #*China Zenith Chemical Group, Ltd.....................    205,000     16,310
   #China Zhongwang Holdings, Ltd........................  3,934,000  1,871,674
   *Chinasoft International, Ltd.........................  1,550,000    551,793
   *Chinese People Holdings Co., Ltd.....................    168,000      4,885
  #*Chongqing Iron & Steel Co., Ltd......................  1,681,400    361,866
    Chongqing Machinery & Electric Co., Ltd..............  1,518,000    445,608
   #Chu Kong Petroleum & Natural Gas Steel Pipe
     Holdings, Ltd.......................................    196,000     80,939
   *CIMC Enric Holdings, Ltd.............................    256,000    109,749
  #*Citic 21CN Co., Ltd..................................  4,363,200    475,455
   *CITIC Resources Holdings, Ltd........................  8,560,600  1,578,979
   *Clear Media, Ltd.....................................     77,000     37,501
   *CNNC International, Ltd..............................    360,042    166,137
   *Coastal Greenland, Ltd...............................  2,106,000    114,828
    Comba Telecom Systems Holdings, Ltd..................  1,530,077  1,403,285
  #*Comtec Solar Systems Group, Ltd......................  1,118,000    399,271
    COSCO International Holdings, Ltd....................  3,287,000  1,764,913
  #*Coslight Technology International Group, Ltd.........    202,000     87,685
    CPMC Holdings, Ltd...................................    165,000     87,897
    Dachan Food Asia, Ltd................................    591,955    142,343
    Dalian Port (PDA) Co., Ltd...........................  2,608,000    794,204
    Daphne International Holdings, Ltd...................  1,878,000  2,018,987
    Dawnrays Pharmaceutical Holdings, Ltd................    906,943    334,487
    Digital China Holdings, Ltd..........................  1,450,800  2,471,121
   *Dongiang Environmental Co., Ltd. Series H............     16,800     64,657
    Dongyue Group Co., Ltd...............................  2,712,000  2,954,569
   #Dynasty Fine Wines Group, Ltd........................  1,134,000    319,927
    Embry Holdings, Ltd..................................    240,000    165,516
   *Enerchina Holdings, Ltd.............................. 10,646,167    144,794
    ENN Energy Holdings, Ltd.............................  2,178,000  7,350,596
  #*Extrawell Pharmaceutical Holdings, Ltd...............  3,137,921    237,272
    Fantasia Holdings Group Co., Ltd.....................  1,003,500    153,168
   #First Tractor Co., Ltd...............................  1,093,176  1,402,792
   #Franshion Properties China, Ltd......................  9,024,300  2,474,439
   #Fufeng Group, Ltd....................................  1,601,000    963,562
   #Geely Automobile Holdings, Ltd.......................  8,240,000  3,271,563
    Global Bio-Chem Technology Group Co., Ltd............  4,968,800  1,837,914
  #*Global Sweeteners Holdings, Ltd......................  1,152,951    255,933
  #*Glorious Property Holdings, Ltd......................  6,092,501  1,871,644
    Goldbond Group Holdings, Ltd.........................  1,510,000     85,186
  #*Golden Meditech Holdings, Ltd........................  2,484,000    414,159
    Goldlion Holdings, Ltd...............................    438,962    181,898
   #Good Friend International Holdings, Inc..............    312,667    245,334
   *Goodtop Tin International Holdings, Ltd..............  2,840,000    503,058
    Great Wall Motor Co., Ltd............................    382,749    577,754
    Great Wall Technology Co., Ltd.......................  1,300,950    491,749
    Greentown China Holdings, Ltd........................  1,659,148  1,484,185
   #Guangdong Investment, Ltd............................  5,750,000  3,091,798
    Guangshen Railway Co., Ltd. Sponsored ADR............     15,958    313,096
   *Guangzhou Investment Co., Ltd........................ 12,269,432  2,246,120
   #Guangzhou Pharmaceutical Co., Ltd....................    648,000    668,657
    Guangzhou Shipyard International Co., Ltd............    413,400    526,076
  #*Haier Electronics Group Co., Ltd.....................  1,692,000  2,056,961
    Hainan Meilan International Airport Co., Ltd.........    175,000    171,697
    Haitian International Holdings, Ltd..................  1,012,000  1,225,612
    Harbin Power Equipment Co., Ltd......................  1,541,413  2,043,557
    Henderson Investment, Ltd............................  1,001,000     87,250
    Heng Tai Consumables Group, Ltd......................  6,861,250    668,084
   #Hengdeli Holdings, Ltd...............................  4,614,000  2,272,760
  #*Hi Sun Technology (China), Ltd.......................  3,513,000  1,219,216

                                     1416

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
   #Hidili Industry International Development, Ltd.......  2,274,000 $1,662,227
   *Hisense Kelon Electrical Holdings Co., Ltd...........    733,000    286,320
  #*HKC Holdings, Ltd.................................... 14,610,447    598,751
  #*Hong Kong Resources Holdings Co., Ltd................  3,873,450    268,416
  #*Honghua Group, Ltd...................................  2,443,000    300,162
   #Hopewell Highway Infrastructure, Ltd.................  1,111,500    716,000
   #Hopson Development Holdings, Ltd.....................  3,476,000  3,199,241
   #Hua Han Bio-Pharmaceutical Holdings, Ltd.............  1,860,800    503,443
   #Huabao International Holdings, Ltd...................  3,449,014  2,930,643
  #*Huadian Power International Corp.....................  1,378,000    254,596
  #*Hunan Non-Ferrous Metal Corp., Ltd...................  8,774,000  3,483,511
   #Huscoke Resources Holdings, Ltd......................  7,224,000    240,511
    Inspur International, Ltd............................  5,755,000    246,748
   *Interchina Holdings Co., Ltd.........................  5,135,000    982,202
   #International Mining Machinery Holdings, Ltd.........  1,240,500  1,213,634
    Intime Department Store Group Co., Ltd...............  1,463,000  2,449,350
    Jingwei Textile Machinery Co., Ltd...................    500,000    396,288
    Ju Teng International Holdings, Ltd..................  1,993,856    519,636
   *Kai Yuan Holdings, Ltd...............................  7,500,000    237,765
  #*Kaisa Group Holdings, Ltd............................  2,893,000  1,049,518
   *Kasen International Holdings, Ltd....................    222,000     39,069
   #Kingboard Laminates Holdings, Ltd....................  2,054,500  1,231,359
   #Kingdee International Software Group Co., Ltd........  3,523,200  2,070,399
   #Kingsoft Corp., Ltd..................................  1,309,000    860,125
    Kingway Brewery Holdings, Ltd........................  4,396,800  1,253,128
    KWG Property Holding, Ltd............................  3,000,450  2,096,495
    Lai Fung Holdings, Ltd...............................  6,301,720    222,794
   #Le Saunda Holdings, Ltd..............................    860,000    526,424
  #*Lee & Man Paper Manufacturing, Ltd...................  3,665,800  1,836,304
   #Li Ning Co., Ltd.....................................  1,436,835  1,754,680
    Lianhua Supermarket Holdings Co., Ltd................    705,600  1,544,238
   #Lijun International Pharmaceutical Holding, Ltd......  2,413,826    427,122
   #Lingbao Gold Co., Ltd................................  1,384,000    795,416
    Little Sheep Group, Ltd..............................    802,000    636,049
   *LK Technology Holdings, Ltd..........................    820,000    283,618
   #Lonking Holdings, Ltd................................  6,648,000  3,377,347
   #Loudong General Nice Resources China Holdings, Ltd...  2,458,117    311,725
    Maoye International Holdings, Ltd....................  2,395,000  1,141,840
   *Media China Corp., Ltd...............................    260,000      4,491
    MIN XIN Holdings, Ltd................................    266,000    141,614
  #*Mingfa Group International Co., Ltd..................  1,958,000    622,118
  #*Mingyuan Medicare Development Co., Ltd...............  4,840,000    301,132
   #Minmetals Land, Ltd..................................  3,122,000    512,757
  #*Minmetals Resources, Ltd.............................  4,398,000  3,011,323
   #Minth Group, Ltd.....................................  1,039,000  1,667,210
  #*Nam Fong International Holdings, Ltd.................    954,758    166,861
   *Nan Hai Corp., Ltd................................... 19,200,000     91,157
   *Nanjing Panda Electronics Co., Ltd...................    434,000    114,141
    NetDragon Websoft, Inc...............................    315,544    186,067
    New World China Land, Ltd............................  4,139,367  1,479,207
    New World Department Store China, Ltd................  1,062,462    776,937
   *Northeast Electric Development Co., Ltd..............    400,000     70,960
  #*Oriental Ginza Holdings, Ltd.........................    149,000      9,803
   *Overseas Chinese Town Asia Holdings, Ltd.............    388,183    173,773
    Pacific Online, Ltd..................................    382,365    209,766
    PCD Stores Group, Ltd................................  4,108,000    993,164
  #*Peak Sport Products Co., Ltd.........................  1,708,000    998,093
   *PetroAsian Energy Holdings, Ltd......................  6,452,000    219,927
    Phoenix Satellite Television Holdings, Ltd...........  2,032,000    776,409
   #Poly Hong Kong Investment, Ltd.......................  4,888,000  3,621,952
    Ports Design, Ltd....................................    747,000  1,578,314

                                     1417

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
CHINA -- (Continued)
  #*Pou Sheng International Holdings, Ltd...............  2,437,806 $  381,904
    Powerlong Real Estate Holdings, Ltd.................    245,000     70,266
    Prosperity International Holdings HK, Ltd...........  2,700,000    176,251
    Qin Jia Yuan Media Services Co., Ltd................    652,000     97,802
    Qingling Motors Co., Ltd. Series H..................  2,146,000    729,869
    Qunxing Paper Holdings Co., Ltd.....................    669,913    176,524
  #*Real Gold Mining, Ltd...............................    300,500    341,611
  #*Real Nutriceutical Group, Ltd.......................  1,252,000    618,451
    Regent Manner International, Ltd....................  1,712,000    568,405
   #Renhe Commercial Holdings Co., Ltd..................  8,706,000  1,719,154
    REXLot Holdings, Ltd................................ 14,400,000  1,160,969
  #*Richly Field China Development, Ltd.................  5,800,000    126,615
    Road King Infrastructure, Ltd.......................    204,000    154,340
    Samson Holding, Ltd.................................  1,596,000    259,909
   #Sany Heavy Equipment International Holdings Co.,
     Ltd................................................  1,585,000  1,595,820
   *Semiconductor Manufacturing International Corp...... 93,483,000  5,581,707
    Shandong Chenming Paper Holdings, Ltd. Series H.....    799,500    482,676
    Shandong Molong Petroleum Machinery Co., Ltd........    363,468    310,946
    Shandong Xinhua Pharmaceutical Co., Ltd.............    250,000     85,861
   *Shanghai Industrial Urban Development Group, Ltd....  1,642,025    442,324
   #Shanghai Jin Jiang International Hotels Group Co.,
     Ltd................................................  2,348,000    411,656
    Shanghai Prime Machinery Co., Ltd...................  4,280,000    933,517
   *Shanghai Zendai Property, Ltd.......................  7,225,000    199,640
    Shengli Oil & Gas Pipe Holdings, Ltd................    585,000     96,785
    Shenguan Holdings Group, Ltd........................  2,222,000  1,422,414
    Shenji Group Kunming Machine Tool Co., Ltd..........    232,250    109,664
   #Shenzhen Expressway Co., Ltd........................  1,740,400    916,637
    Shenzhen International Holdings, Ltd................ 42,344,300  3,418,067
    Shenzhen Investment, Ltd............................ 10,080,000  2,908,424
    Shenzhou International Group, Ltd...................    818,000  1,202,608
    Shougang Concord Century Holdings, Ltd..............  1,659,153    108,353
    Shougang Concord International Enterprises Co.,
      Ltd............................................... 11,314,100  1,059,077
    Shougang Fushan Resources Group, Ltd................  6,448,000  3,609,034
   #Shui On Land, Ltd...................................  7,055,909  3,100,212
   #Sichuan Expressway Co., Ltd.........................  2,244,000    983,617
   #Silver Base Group Holdings, Ltd.....................    812,000    744,671
   #Silver Grant International Industries, Ltd..........  2,836,000    865,410
   #SIM Technology Group, Ltd...........................  1,550,000    165,112
    Sino Biopharmaceutical, Ltd.........................  4,944,000  1,726,863
  #*Sino Oil & Gas Holdings, Ltd........................ 17,997,766    923,705
   *Sino Prosper State Gold Resources Holdings, Ltd..... 14,311,615    379,296
   *Sino Union Energy Investment Group, Ltd.............  4,620,000    425,645
    SinoCom Software Group, Ltd.........................  1,550,200    143,068
    Sinofert Holdings, Ltd..............................  4,681,327  1,756,435
   *Sino-i Technology, Ltd..............................  1,970,000      8,813
   *Sinolink Worldwide Holdings, Ltd.................... 10,218,800  1,009,827
   #SinoMedia Holding, Ltd..............................    456,000    168,791
   #Sino-Ocean Land Holdings, Ltd.......................  7,635,054  4,275,186
    Sinopec Kantons Holdings, Ltd.......................    888,000    461,194
    Sinotrans Shipping, Ltd.............................  2,367,586    667,584
    Sinotrans, Ltd......................................  4,798,000  1,066,535
   #Sinotruk Hong Kong, Ltd.............................  1,673,500  1,137,170
   #Skyworth Digital Holdings, Ltd......................  6,672,815  4,275,266
   #Solargiga Energy Holdings, Ltd......................  1,346,000    278,029
   #Sparkle Roll Group, Ltd.............................  2,472,000    463,132
    SPG Land Holdings, Ltd..............................    593,425    205,802
    SRE Group, Ltd...................................... 11,833,053    849,871
   #Sunny Optical Technology Group Co., Ltd.............    539,000    149,825
    Tak Sing Alliance Holdings, Ltd.....................    955,257    108,966
    TCC International Holdings, Ltd.....................  2,205,098  1,441,721
    TCL Communication Technology Holdings, Ltd..........  1,938,198  1,652,893

                                     1418

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
CHINA -- (Continued)
   *TCL Multimedia Technology Holdings, Ltd............  2,068,510 $    870,095
    Texhong Textile Group, Ltd.........................    816,000      334,935
    Tian An China Investments Co., Ltd.................  1,111,000      669,082
    Tiangong International Co., Ltd....................  1,776,000      412,179
   #Tianjin Capital Environmental Protection Group
     Co., Ltd..........................................  1,542,000      441,548
  #*Tianjin Development Holdings, Ltd..................  1,515,800      902,961
    Tianjin Port Development Holdings, Ltd.............  3,228,800      621,583
    Tianneng Power International, Ltd..................  1,108,048      662,621
   *Tianyi Fruit Holdings, Ltd.........................    320,000       92,141
   #Tomson Group, Ltd..................................  1,060,443      374,336
    Towngas China Co., Ltd.............................  2,893,000    1,550,794
    TPV Technology, Ltd................................  1,359,964      695,705
    Travelsky Technology, Ltd..........................  2,386,090    1,433,884
    Truly International Holdings, Ltd..................  4,419,573      821,686
   #Uni-President China Holdings, Ltd..................  2,398,000    1,470,904
  #*United Energy Group, Ltd...........................  7,686,450    1,060,876
   *United Gene High-Tech Group, Ltd................... 11,460,000      177,336
    Vinda International Holdings, Ltd..................    798,000      975,687
   #VODone, Ltd........................................  4,556,000    1,003,922
   #Wasion Group Holdings, Ltd.........................  1,084,000      514,711
    Weiqiao Textile Co., Ltd...........................  2,212,000    1,504,869
    Welling Holding, Ltd...............................  1,950,000      425,913
  #*West China Cement, Ltd.............................  5,004,000    1,601,779
    Wumart Stores, Inc.................................    441,000    1,101,970
    Wuyi International Pharmaceutical Co., Ltd.........    540,000       50,029
    Xiamen International Port Co., Ltd.................  5,166,000      926,088
   #Xingda International Holdings, Ltd.................  2,258,000    1,597,452
    Xinhua Winshare Publishing & Media Co., Ltd........    842,103      448,775
   #Xinjiang Xinxin Mining Industry Co., Ltd...........  1,340,598      673,950
   *Xiwang Sugar Holdings Co., Ltd.....................  1,803,178      485,722
   #XTEP International Holdings, Ltd...................  1,164,500      680,408
   #Yingde Gases Group Co., Ltd........................  1,533,500    1,661,690
   #Yip's Chemical Holdings, Ltd.......................    720,000      838,362
    Yorkey Optical International Cayman, Ltd...........     95,774       13,160
   #Yuexiu Transport Infrastructure, Ltd...............  2,038,018      943,315
   *Yuzhou Properties Co...............................     21,000        6,636
    Zhejiang Expressway Co., Ltd.......................  4,040,000    2,833,327
  #*Zhejiang Glass Co., Ltd............................    445,000           --
   *Zhong An Real Estate, Ltd..........................    890,400      159,980
    Zhongsheng Group Holdings, Ltd.....................    537,000    1,138,733
   #Zhuzhou CSR Times Electric Co., Ltd................    602,000    1,769,249
                                                                   ------------
TOTAL CHINA............................................             301,645,897
                                                                   ------------
HUNGARY -- (0.1%)
   *Danubius Hotel & Spa P.L.C.........................     45,091      863,979
    Egis Gyogyszergyar NYRT............................      5,646      550,033
  #*FHB Mortgage Bank NYRT.............................     76,586      347,323
   *Fotex Holding SE Co., Ltd..........................    119,895      234,273
  #*PannErgy P.L.C.....................................    127,046      523,938
  #*RABA Automotive Holding NYRT.......................    233,233      952,815
    Zwack Unicum NYRT..................................        876       67,173
                                                                   ------------
TOTAL HUNGARY..........................................               3,539,534
                                                                   ------------
INDIA -- (9.9%)
    3i Infotech, Ltd...................................     69,082       63,812
   *3M India, Ltd......................................      4,978      504,951
    Aban Offshore, Ltd.................................     27,173      301,336
    ABG Shipyard, Ltd..................................     29,495      258,555
   *Adhunik Metaliks, Ltd..............................     63,339      107,426
    Aditya Birla Nuvo, Ltd.............................     61,238    1,320,684
    Ador Welding, Ltd..................................        821        3,283

                                     1419

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
   *Advanta India, Ltd....................................     2,743 $   18,885
    Aegis Logistics, Ltd..................................    21,997    114,099
   *Agre Developers, Ltd..................................       140        158
    Agro Tech Foods, Ltd..................................    39,674    382,788
    AIA Engineering, Ltd..................................    44,021    376,963
    Ajmera Realty & Infra India, Ltd......................    33,510    111,667
    Akzo Nobel India, Ltd.................................    50,985  1,122,643
   *Alembic Pharmaceuticals, Ltd..........................   265,727    183,706
    Alembic, Ltd..........................................   265,727    129,137
    Allahabad Bank, Ltd...................................   232,957  1,061,715
    Allcargo Global Logistics, Ltd........................     3,483     12,606
    Alok Industries, Ltd..................................   997,814    566,526
    Alstom Projects India, Ltd............................    49,538    639,017
    Amara Raja Batteries, Ltd.............................    36,531    198,109
    Amtek Auto, Ltd.......................................   320,212  1,148,270
    Anant Raj Industries, Ltd.............................   256,883    471,956
    Andhra Bank, Ltd......................................   319,415    975,660
    Ansal Properties & Infrastructure, Ltd................   196,315    177,340
   *Apar Industries, Ltd..................................     1,124      5,822
    Apollo Hospitals Enterprise, Ltd......................   249,642  2,979,435
    Apollo Tyres, Ltd.....................................   663,125  1,096,138
    Aptech, Ltd...........................................    69,254    217,694
    Areva T&D India, Ltd..................................   146,336    813,679
   *Arvind Mills, Ltd.....................................   324,737    641,946
   *Asahi India Glass, Ltd................................   220,013    410,861
   *Ashapura Minechem, Ltd................................     3,185      1,352
    Ashok Leyland, Ltd.................................... 1,191,082  1,371,956
    Asian Hotels East, Ltd................................    13,104     89,248
    Asian Hotels West, Ltd................................     6,100     25,376
    Asian Hotels, Ltd.....................................       753      3,522
    Aurobindo Pharma, Ltd.................................   541,470  2,092,155
    Automotive Axles, Ltd.................................    19,185    190,971
    Aventis Pharma, Ltd...................................    23,466  1,137,285
   *Bajaj Electricals, Ltd................................    61,976    306,376
    Bajaj Finance, Ltd....................................    54,772    864,901
    Bajaj Finserv, Ltd....................................   115,046  1,388,482
    Bajaj Hindusthan, Ltd.................................   187,606    287,129
    Bajaj Holdings & Investment, Ltd......................    86,830  1,514,660
    Balaji Telefilms, Ltd.................................    32,776     23,189
   *Balkrishna Industries, Ltd............................    18,360     70,314
    Ballarpur Industries, Ltd.............................   910,052    710,815
    Balmer Lawrie & Co., Ltd..............................    23,290    350,404
   *Balrampur Chini Mills, Ltd............................   745,160    997,815
    Bank of Maharashtra, Ltd..............................   437,791    553,283
    Bannari Amman Sugars, Ltd.............................    15,919    213,161
   *BASF India, Ltd.......................................    11,714    173,995
    Bata India, Ltd.......................................    86,199  1,284,578
    BEML, Ltd.............................................    27,323    339,841
    Bengal & Assam Co., Ltd...............................     3,943     22,804
    Berger Paints India, Ltd..............................   531,407  1,303,018
   *BGR Energy Systems, Ltd...............................   118,725  1,066,039
    Bharat Forge, Ltd.....................................   310,902  2,309,751
    Bharati Shipyard, Ltd.................................    44,652    129,231
   *Bhushan Steel, Ltd....................................   391,545  3,476,088
    Biocon, Ltd...........................................    71,101    581,792
    Birla Corp., Ltd......................................   104,359    756,922
    Bl Kashyap & Sons, Ltd................................     9,220      3,914
    Blue Dart Express, Ltd................................    17,025    612,115
    Blue Star, Ltd........................................   119,701    776,318
    Bombay Burmah Trading Co..............................    10,000    109,819
    Bombay Dyeing & Manufacturing Co., Ltd................    56,142    437,401

                                     1420

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
INDIA -- (Continued)
    Bombay Rayon Fashions, Ltd.............................. 105,219 $  683,548
    Brigade Enterprises, Ltd................................  21,984     34,868
    Britannia Industries, Ltd............................... 151,875  1,657,511
    Cadila Healthcare, Ltd..................................  56,681  1,131,946
    Carborundum Universal, Ltd.............................. 152,175  1,056,417
   *Central Bank of India................................... 613,561  1,609,965
    Centum Electronics, Ltd.................................   6,822     14,338
    Century Enka, Ltd.......................................   7,619     29,102
    Century Plyboards India, Ltd............................ 137,796    222,208
    Century Textiles & Industries, Ltd......................  64,828    503,832
    CESC, Ltd............................................... 164,998  1,257,494
    Chambal Fertilizers & Chemicals, Ltd.................... 539,201  1,047,017
   *Chemplast Sanmar, Ltd...................................  79,745     12,609
    Chennai Petroleum Corp., Ltd............................ 155,542    768,575
   *Cholamandalam Investment & Finance Co., Ltd.............  71,956    276,158
    City Union Bank, Ltd.................................... 630,312    693,845
    Clariant Chemicals (India), Ltd.........................  25,417    432,845
    CMC, Ltd................................................  55,642  1,415,641
    Core Projects & Technologies, Ltd.......................  96,453    653,572
    Coromandel International, Ltd........................... 436,106  3,216,900
    Corporation Bank........................................  58,702    664,345
    Crisil, Ltd.............................................  10,145  1,891,790
   *Dalmia Bharat Enterprises, Ltd..........................  60,289    192,610
    Dalmia Cement (Bharat), Ltd.............................  60,289     24,921
   *DB Realty, Ltd..........................................  37,169     65,518
    DCM Shriram Consolidated, Ltd........................... 258,455    326,709
   *Deccan Chronicle Holdings, Ltd.......................... 102,549    160,370
    Deepak Fertilizers & Petrochemicals Corp., Ltd.......... 143,664    525,699
   *Development Credit Bank, Ltd............................ 267,301    342,985
   *Dewan Housing Finance Corp., Ltd........................ 105,016    496,396
    Dhanalakshmi Bank, Ltd.................................. 104,914    251,331
   *Dish TV (India), Ltd.................................... 813,051  1,555,909
    Dishman Pharmaceuticals & Chemicals, Ltd................ 109,719    222,205
    Divi's Laboratories, Ltd................................  48,396    901,686
    Dredging Corp. of India, Ltd............................   6,375     40,439
    E.I.D.-Parry (India), Ltd............................... 285,956  1,735,603
    eClerx Services, Ltd....................................  17,869    326,726
    Edelweiss Capital, Ltd.................................. 380,086    286,243
   *Educomp Solutions, Ltd.................................. 130,396  1,017,770
    Eicher Motors, Ltd......................................  44,035  1,311,761
    EIH, Ltd................................................ 368,326    800,188
    Elder Pharmaceuticals, Ltd..............................  41,972    381,024
    Electrosteel Casings, Ltd............................... 384,060    247,634
   *Elgi Equipments, Ltd.................................... 224,474    409,592
   *Emami, Ltd..............................................  14,818    163,813
   *Entertainment Network India, Ltd........................   5,949     35,311
   *Era Infra Engineering, Ltd.............................. 152,122    574,566
    Esab India, Ltd.........................................  26,438    316,829
    Escorts, Ltd............................................ 110,994    246,761
   *Ess Dee Aluminium, Ltd..................................  13,201    109,010
   *Essar Shipping Ports & Logistics, Ltd................... 224,622    466,068
   *Essar Shipping, Ltd..................................... 112,311    215,650
    Essel Propack, Ltd...................................... 229,455    220,701
    Eveready Industries (India), Ltd........................ 108,836    109,844
    Everest Kanto Cylinder, Ltd.............................  35,000     71,321
   *Everonn Education, Ltd..................................  18,481    230,479
    FAG Bearings (India), Ltd...............................  26,817    801,489
    FDC, Ltd................................................ 245,896    511,813
    Federal Bank, Ltd....................................... 351,290  3,379,791
   *Federal-Mogul Goetze (India), Ltd.......................  60,504    373,544
    Financial Technologies (India), Ltd.....................  56,727  1,034,810

                                     1421

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
    Finolex Cables, Ltd...................................   253,437 $  259,321
    Finolex Industries, Ltd...............................   229,394    379,364
   *Fortis Healthcare India, Ltd..........................   223,211    838,142
   *Fresenius Kabi Oncology, Ltd..........................    11,883     34,081
   *Future Capital Holdings, Ltd..........................    25,670    107,950
    Gammon India, Ltd.....................................   141,799    278,914
   *Gammon Infrastructure Projects, Ltd...................    50,558     18,006
   *Ganesh Housing Corp., Ltd.............................     4,928     15,701
    Gateway Distriparks, Ltd..............................    78,859    244,091
    Geodesic, Ltd.........................................   176,046    257,167
   *Geojit BNP Paribas Financial Services, Ltd............   103,199     51,185
    GHCL, Ltd.............................................   159,986    150,465
   *GIC Housing Finance, Ltd..............................    25,592     57,333
    Gillette India, Ltd...................................     9,020    459,479
    Gitanjali Gems, Ltd...................................    74,834    521,823
    GlaxoSmithKline Consumer Healthcare, Ltd..............    55,464  3,023,217
    Glenmark Pharmaceuticals, Ltd.........................   157,157  1,172,870
    Godfrey Phillips India, Ltd...........................     2,778    189,551
    Godrej Consumer Products, Ltd.........................   110,566  1,090,378
    Godrej Industries, Ltd................................   263,939  1,262,900
   *Godrej Properties, Ltd................................       109      1,913
   *Gokul Refoils & Solvent, Ltd..........................    34,274     70,961
    Graphite India, Ltd...................................   221,802    440,638
    Great Eastern Shipping Co., Ltd.......................   182,520  1,110,716
    Great Offshore, Ltd...................................    42,090    203,206
    Greaves Cotton, Ltd...................................   461,835    947,370
    Grindwell Norton, Ltd.................................    18,171    105,705
    Gruh Finance, Ltd.....................................    21,586    212,390
   *GTL Infrastructure, Ltd...............................   516,486    175,182
    GTL, Ltd..............................................   172,195    291,850
    Gujarat Alkalies & Chemicals, Ltd.....................   135,835    473,354
    Gujarat Ambuja Exports, Ltd...........................   180,510    114,292
    Gujarat Fluorochemicals, Ltd..........................   145,154  1,598,672
    Gujarat Gas Co., Ltd..................................   171,320  1,619,077
   *Gujarat Industries Power Co., Ltd.....................    44,878     80,762
    Gujarat Mineral Development Corp., Ltd................   197,377    711,362
    Gujarat Narmada Valley Fertilizers Co., Ltd...........   190,388    432,006
   *Gujarat NRE Coke, Ltd.................................   611,891    609,634
    Gujarat State Fertilizers & Chemicals, Ltd............    97,061    879,396
    Gujarat State Petronet, Ltd...........................   353,000    813,228
    Gulf Oil Corp., Ltd...................................    25,870     53,014
   *GVK Power & Infrastructure, Ltd....................... 1,583,009    644,580
    H.E.G., Ltd...........................................    58,975    316,625
   *Havells India, Ltd....................................    77,448    636,005
    HCL Infosystems, Ltd..................................   327,348    629,655
   *HeidelbergCement India, Ltd...........................   274,729    224,996
    Hexaware Technologies, Ltd............................   333,490    657,546
    Hikal, Ltd............................................    17,498    121,545
   *Himachal Futuristic Communications, Ltd............... 1,979,484    699,753
    Hinduja Global Solutions, Ltd.........................    36,075    293,114
    Hinduja Ventures, Ltd.................................    36,075    273,209
    Hindustan Construction Co., Ltd....................... 1,024,402    705,349
   *Hindustan Dorr Oliver, Ltd............................    32,328     35,627
    Hindustan Oil Exploration Co., Ltd....................    90,236    346,635
   *Hitachi Home & Life Solutions India, Ltd..............     3,997     17,298
    Honeywell Automation India, Ltd.......................     6,781    424,498
    Hotel Leelaventure, Ltd...............................   513,732    531,442
   *Housing Development & Infrastructure, Ltd.............   621,727  2,001,941
   *HSIL, Ltd.............................................    69,904    370,030
    HT Media, Ltd.........................................    67,258    241,734
    ICSA (India), Ltd.....................................    60,058    124,439

                                     1422

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
    IFCI, Ltd............................................. 1,154,666 $1,175,616
    India Cements, Ltd....................................   426,569    672,220
    India Infoline, Ltd...................................   298,061    557,779
    Indiabulls Financial Services, Ltd....................   394,273  1,615,543
   *Indiabulls Real Estate, Ltd...........................   819,489  1,845,949
   *Indiabulls Wholesale Services, Ltd....................   102,436     24,108
    Indian Bank...........................................   217,074  1,105,082
    Indian Hotels Co., Ltd................................   844,799  1,446,888
   *Indian Overseas Bank..................................   281,046    885,661
    Indo Rama Synthetics (India), Ltd.....................   136,867    134,923
    Indoco Remedies, Ltd..................................    12,300    117,207
   *Indraprastha Gas, Ltd.................................    65,891    606,147
    IndusInd Bank, Ltd....................................   115,525    707,205
    INEOS ABS India, Ltd..................................    23,441    328,788
    Info Edge (India), Ltd................................    28,394    479,557
   *Infomedia 18, Ltd.....................................     6,118      2,111
   *Infotech Enterprises, Ltd.............................   174,836    536,564
   *ING Vysya Bank, Ltd...................................    21,126    167,396
    Ingersoll-Rand India, Ltd.............................     8,826    101,841
    Ipca Laboratories, Ltd................................   163,730  1,214,678
    IRB Infrastructure Developers, Ltd....................   235,476    923,435
    ISMT, Ltd.............................................     4,608      4,041
   *Ispat Industries, Ltd................................. 1,481,441    601,519
   *IVRCL Assets & Holdings, Ltd..........................    42,772     40,728
    IVRCL Infrastructures & Projects, Ltd.................   493,562    693,358
    J.B. Chemicals & Pharmaceuticals, Ltd.................   136,681    437,414
    Jagran Prakashan, Ltd.................................   214,855    551,458
   *Jai Balaji Industries, Ltd............................    21,183     84,847
    Jain Irrigation Systems, Ltd..........................   556,840  2,185,461
   *Jaiprakash Power Ventures, Ltd........................   212,054    205,693
    Jammu & Kashmir Bank, Ltd.............................    74,481  1,459,242
    JBF Industries, Ltd...................................    99,101    340,064
   *Jet Airways (India), Ltd..............................    45,144    456,491
   *Jindal Drilling & Industries, Ltd.....................    17,288    172,226
    Jindal Poly Films, Ltd................................    58,808    345,209
    Jindal Saw, Ltd.......................................   367,590  1,267,395
   *Jindal South West Holdings, Ltd.......................     8,095    157,905
    JK Cement, Ltd........................................       900      2,162
    JK Lakshmi Cement, Ltd................................    17,485     17,448
    JK Tyre & Industries, Ltd.............................    16,997     39,756
    JM Financial, Ltd.....................................   491,980    241,096
   *JSL Stainless, Ltd....................................   207,228    470,677
   *Jubilant Industries, Ltd..............................     4,575     20,721
    Jubilant Organosys, Ltd...............................   104,136    502,251
   *Jyothy Laboratories, Ltd..............................    41,393    220,358
   *Jyoti Structures, Ltd.................................   116,466    221,462
    K.S.B. Pumps, Ltd.....................................    31,790    168,972
    Kalpataru Power Transmission, Ltd.....................    71,383    208,017
    Kansai Nerolac Paints, Ltd............................       198      3,988
    Karnataka Bank, Ltd...................................   277,466    724,902
    Karur Vysya Bank, Ltd.................................   159,651  1,483,902
    Karuturi Global, Ltd..................................   795,386    209,341
    KEC International, Ltd................................   251,290    451,038
    Kesoram Industries, Ltd...............................    83,108    277,701
    Kewal Kiran Clothing, Ltd.............................     1,501     25,046
   *Kingfisher Airlines, Ltd..............................   209,136    163,431
   *Kiri Industries, Ltd..................................     8,514     35,403
   *Kirloskar Brothers Investment, Ltd....................        54        910
    Kirloskar Brothers, Ltd...............................       817      3,145
   *Kirloskar Industries, Ltd.............................     8,177     53,761
   *Kirloskar Oil Engines, Ltd............................   267,264    762,271

                                     1423

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
    Koutons Retail India, Ltd.............................     2,877 $    1,810
    KPIT Cummins Infosystems, Ltd.........................   107,009    456,296
   *KRBL, Ltd.............................................   183,704    114,476
    KS Oils, Ltd..........................................   369,845    156,669
   *KSK Energy Ventures, Ltd..............................   113,670    274,719
    Lakshmi Energy & Foods, Ltd...........................    11,641      8,648
    Lakshmi Machine Works, Ltd............................     7,457    363,088
    Lakshmi Vilas Bank, Ltd...............................    49,781    138,401
   *Lanco Infratech, Ltd.................................. 1,257,307    511,134
    Madhucon Projects, Ltd................................    18,393     36,130
    Madras Cements, Ltd...................................    64,266    133,975
   *Mahanagar Telephone Nigam, Ltd........................   462,118    492,204
    Maharashtra Scooters, Ltd.............................     4,550     35,217
    Maharashtra Seamless, Ltd.............................    99,628    841,668
   *Mahindra & Mahindra Financial Services, Ltd...........    87,483  1,256,348
    Mahindra Lifespace Developers, Ltd....................    56,900    452,696
    Mangalam Cement, Ltd..................................     4,008      9,764
    Marico, Ltd...........................................   788,109  2,990,180
    Mastek, Ltd...........................................    59,764    150,384
   *MAX India, Ltd........................................   294,613  1,215,701
    McLeod Russel India, Ltd..............................   102,408    628,067
    Mercator Lines, Ltd...................................   350,017    283,478
    Merck, Ltd............................................    20,256    319,501
   *MindTree, Ltd.........................................    12,851    120,358
    Monnet Ispat, Ltd.....................................    67,091    752,605
    Monsanto India, Ltd...................................    11,378    453,800
    Moser Baer (India), Ltd...............................   372,370    308,762
    Motherson Sumi Systems, Ltd...........................   628,155  3,257,100
   *Motilal Oswal Financial Services, Ltd.................    27,049     61,217
   *Mphasis, Ltd..........................................   112,005  1,129,945
    MRF, Ltd..............................................     5,580    909,939
    Nagarjuna Construction Co., Ltd.......................   309,858    510,034
    Nagarjuna Fertilizers & Chemicals, Ltd................   575,408    421,340
    Nahar Capital & Financial Services, Ltd...............    18,424     26,208
    Nahar Poly Films, Ltd.................................    31,302     19,550
    Nahar Spinning Mills, Ltd.............................    67,990    119,961
    Natco Pharma, Ltd.....................................    21,537    135,940
    Nava Bharat Ventures, Ltd.............................       743      3,867
    Navneet Publications India, Ltd.......................   216,124    327,974
    NESCO, Ltd............................................     1,134     15,418
   *Network 18 Media & Investments, Ltd...................    10,408     28,318
    NIIT Technologies, Ltd................................   114,330    575,286
    NIIT, Ltd.............................................   340,635    424,425
    NOCIL, Ltd............................................   149,219     58,169
    Noida Toll Bridge Co., Ltd............................   180,315    104,655
    Nucleus Software Exports, Ltd.........................    42,062     70,112
    OCL India, Ltd........................................    56,194    124,200
   *OCL Iron & Steel, Ltd.................................     8,906     11,105
    Omax Autos, Ltd.......................................     1,583      1,612
   *OMAXE, Ltd............................................   144,715    448,144
   *OnMobile Global, Ltd..................................    51,940    107,720
    Opto Circuits India, Ltd..............................   347,144  2,253,277
   *Orbit Corp., Ltd......................................    99,256     86,870
    Orchid Chemicals & Pharmaceuticals, Ltd...............   113,459    528,999
    Orient Paper & Industries, Ltd........................   238,530    316,674
    Oriental Bank of Commerce.............................   126,546  1,003,243
   *Orissa Minerals Development Co., Ltd..................       299    355,515
   *Oswal Chemical & Fertilizers, Ltd.....................    27,266     55,898
   *Page Industries, Ltd..................................       353     17,850
    Panacea Biotec, Ltd...................................   104,341    372,790
    Pantaloon Retail India, Ltd...........................     2,575     19,502

                                     1424

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
    Pantaloon Retail India, Ltd. Class B..................       257 $    1,161
   *Parsvnath Developers, Ltd.............................   305,536    320,997
   *Patel Engineering, Ltd................................    73,297    224,499
    Patni Computer Systems, Ltd...........................    88,721    651,711
    Patni Computer Systems, Ltd. ADR......................    45,026    651,526
    Peninsula Land, Ltd...................................   157,697    183,260
    Petronet LNG, Ltd.....................................   759,911  2,956,342
    Pfizer, Ltd...........................................       629     21,851
   *Phillips Carbon Black, Ltd............................     6,115     20,048
   *Phoenix Mills, Ltd....................................    38,679    185,088
    Pidilite Industries, Ltd..............................   856,406  3,346,363
   *Pipavav Shipyard, Ltd.................................   344,385    557,020
   *Piramal Healthcare, Ltd...............................   224,771  1,934,087
   *Plethico Pharmaceuticals, Ltd.........................     7,097     61,028
    Polaris Software Lab, Ltd.............................   125,423    490,163
    Polyplex Corp., Ltd...................................    16,521     69,274
   *Praj Industries, Ltd..................................   237,984    446,997
   *Prakash Industries, Ltd...............................    35,972     53,899
    Pratibha Industries, Ltd..............................    16,432     20,186
    Pricol, Ltd...........................................    26,701     11,986
    Prism Cement, Ltd.....................................   411,116    426,395
    Proctor & Gamble Hygiene & Health Care, Ltd...........     1,788     78,190
    Provogue India, Ltd...................................    64,760     51,138
    PSL, Ltd..............................................    63,467    101,769
    PTC India, Ltd........................................   446,695    782,255
    Punj Lloyd, Ltd.......................................   243,310    386,901
    Radico Khaitan, Ltd...................................   141,931    423,196
    Rain Commodities, Ltd.................................   384,415    313,293
    Rajesh Exports, Ltd...................................   168,999    420,456
    Rallis India, Ltd.....................................   296,530  1,090,946
   *Rama Newsprint & Papers, Ltd..........................    34,497     11,675
    Raymond, Ltd..........................................    98,113    841,748
    Redington India, Ltd..................................   377,120    825,798
    REI Agro, Ltd......................................... 1,280,160    842,744
    Rei Six Ten Retail, Ltd...............................   198,134    168,098
   *Reliance Broadcast Network, Ltd.......................    66,472    127,730
    Reliance Industrial Infrastructure, Ltd...............    18,341    213,216
   *Reliance MediaWorks, Ltd..............................    66,472    174,651
   *Reliance Power, Ltd...................................    22,252     56,209
    Rolta India, Ltd......................................   266,216    696,090
    Ruchi Infrastructure, Ltd.............................    16,691      7,232
    Ruchi Soya Industries, Ltd............................   371,710    823,053
   *S Mobility, Ltd.......................................    54,372    139,077
   *S.Kumars Nationwide, Ltd..............................   308,766    385,716
   *Sadbhav Engineering, Ltd..............................    16,075     51,816
    Sanwaria Agro Oils, Ltd...............................    15,686      9,074
   *Satyam Computer Services, Ltd......................... 1,448,406  2,757,702
    SEAMEC, Ltd...........................................    58,658    152,429
    Shipping Corp. of India, Ltd..........................   375,182    858,677
    Shiv-Vani Oil & Gas Exploration Services, Ltd.........    15,549     75,193
    Shoppers Stop, Ltd....................................    47,706    423,814
    Shree Ashtavinyak Cine Vision, Ltd....................   836,026     77,761
    Shree Cement, Ltd.....................................    17,520    696,632
   *Shree Renuka Sugars, Ltd..............................   759,428  1,204,124
    Shriram EPC, Ltd......................................     1,917      5,797
   *Sicagen India, Ltd....................................     1,021        530
    Simplex Infrastructures, Ltd..........................     1,045      7,069
   *Sintex Industries, Ltd................................   274,045  1,087,914
    SKF India, Ltd........................................    68,494  1,017,260
    Sobha Developers, Ltd.................................    91,186    535,469
    Solar Industries India, Ltd...........................     1,457     22,380

                                     1425

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
    Sona Koyo Steering Systems, Ltd.......................    76,121 $   27,021
    Sonata Software, Ltd..................................   155,438    126,393
    South Indian Bank, Ltd................................ 1,637,800    868,578
    SREI Infrastructure Finance, Ltd......................   297,648    314,560
    SRF, Ltd..............................................   101,277    726,786
    State Bank of Bikaner & Jaipur........................    40,808    442,804
    Sterling Biotech, Ltd.................................   413,088    784,160
    Sterlite Technologies, Ltd............................   478,470    541,149
    Strides Arcolab, Ltd..................................    72,059    608,298
   *Summit Securities, Ltd................................       191        385
   *Sun Pharma Advanced Research Co., Ltd.................   282,311    591,986
    Sundaram Finance, Ltd.................................    17,756    228,698
    Sundaram-Clayton, Ltd.................................     7,780     25,548
    Sundram Fastners, Ltd.................................   365,122    481,074
    Supreme Industries, Ltd...............................   111,325    529,946
    Supreme Petrochem, Ltd................................   144,830    237,610
   *Suzlon Energy, Ltd.................................... 1,606,835  1,902,919
    Swaraj Engines, Ltd...................................     3,100     32,323
    Syndicate Bank........................................   375,000  1,015,325
    Taj GVK Hotels & Resorts, Ltd.........................    83,666    185,139
    Tamilnadu Newsprint & Papers, Ltd.....................     4,775     12,919
    Tata Chemicals, Ltd...................................   138,189  1,111,767
  #*Tata Communications, Ltd. ADR.........................    62,218    622,180
    Tata Elxsi, Ltd.......................................    51,574    274,290
    Tata Investment Corp., Ltd............................    44,578    482,067
    Tata Tea, Ltd.........................................   805,997  1,933,832
   *Tata Teleservices Maharashtra, Ltd.................... 1,115,420    557,051
   *TCI Developers, Ltd...................................       452      2,042
    Tech Mahindra, Ltd....................................   103,525  1,810,658
   *Teledata Marine Solutions, Ltd........................   152,395    118,116
   *Teledata Technology Solutions, Ltd....................   114,297      1,000
   *Texmaco Rail & Engineering, Ltd.......................   155,901    324,384
    Texmaco, Ltd..........................................   155,901    114,144
    Thermax India, Ltd....................................    84,627  1,091,575
    Thomas Cook India, Ltd................................   155,539    170,706
    Time Technoplast, Ltd.................................   107,536    166,905
   *Timken India, Ltd.....................................    23,005    120,086
    Titagarh Wagons, Ltd..................................     9,509     92,588
    Torrent Pharmaceuticals, Ltd..........................   116,854  1,740,110
    Transport Corp of India, Ltd..........................    10,589     21,904
    Trent, Ltd............................................    18,895    518,515
   *Trent, Ltd. Series A..................................     4,198    110,389
   *Trent, Ltd. Series B..................................     4,198    106,399
   *Trident, Ltd..........................................    72,829     22,965
    Triveni Engineering & Industries, Ltd.................   146,168    111,355
   *Triveni Turbine, Ltd..................................   146,168    174,780
   *TTK Prestige, Ltd.....................................     7,962    529,403
    Tube Investments of India, Ltd........................   290,925  1,045,352
   *Tulip IT Services, Ltd................................   123,746    436,769
   *TV18 Broadcast, Ltd...................................   152,797    243,167
    TVS Motor Co., Ltd....................................   323,652    360,543
   *UCO Bank..............................................   483,746    926,619
    Uflex, Ltd............................................    70,409    333,065
    Unichem Laboratories, Ltd.............................   130,867    427,015
    United Phosphorus, Ltd................................   576,009  2,159,463
    Unity Infraprojects, Ltd..............................     6,483      8,766
    Usha Martin, Ltd......................................   433,015    436,080
   *UTV Software Communications, Ltd......................    23,774    516,642
   *Vardhman Special Steels, Ltd..........................    15,258      7,251
    Vardhman Textiles, Ltd................................    76,291    371,322
    Varun Shipping Co., Ltd...............................   153,672     81,973

                                     1426

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
INDIA -- (Continued)
   *Venky's India, Ltd................................       5,976 $     80,893
    Vesuvius India, Ltd...............................       1,802       16,321
    Videocon Industries, Ltd..........................     221,526      940,513
   *Videsh Sanchar Nigam, Ltd.........................     130,710      656,972
    Vijaya Bank, Ltd..................................     243,639      348,500
    VIP Industries, Ltd...............................      29,886      546,950
   *Voltamp Transformers, Ltd.........................       1,617       18,453
    Voltas, Ltd.......................................     221,811      691,594
    WABCO-TVS (India), Ltd............................       6,749      193,960
    Walchandnagar Industries, Ltd.....................       3,744        9,712
    Welspun Corp., Ltd................................     292,491      986,037
   *Welspun Global Brands, Ltd........................       9,265        4,403
   *Welspun India, Ltd................................      92,659       86,673
   *Welspun Investments & Commercials, Ltd............       3,961        6,021
   *Wockhardt, Ltd....................................      52,983      538,751
    Wyeth, Ltd........................................      37,441      863,184
    Yes Bank, Ltd.....................................     303,443    2,126,761
    Zee Entertainment Enterprises, Ltd................     457,832    1,359,772
   *Zee Learn, Ltd....................................      57,229       27,637
    Zensar Technologies, Ltd..........................      82,234      270,220
    Zuari Industries, Ltd.............................      42,970      646,748
    Zydus Wellness, Ltd...............................      17,414      244,056
                                                                   ------------
TOTAL INDIA...........................................              239,383,356
                                                                   ------------
INDONESIA -- (4.1%)
   *PT Adhi Karya Tbk.................................   2,017,500      168,173
   *PT Agis Tbk.......................................   3,447,500       47,880
    PT AKR Corporindo Tbk.............................   4,003,200    1,435,082
    PT Asahimas Flat Glass Tbk........................     983,000    1,040,070
    PT Astra Graphia Tbk..............................   1,669,000      216,178
   *PT Bakrie & Brothers Tbk.......................... 242,328,000    1,960,468
    PT Bakrie Sumatera Plantations Tbk................  40,235,500    2,051,379
   *PT Bakrie Telecom Tbk.............................  55,473,898    2,345,996
   *PT Bakrieland Development TBK..................... 110,801,750    2,195,971
    PT Bank Bukopin TBK...............................  10,117,666      998,513
    PT Bank Tabungan Negara Tbk.......................   8,608,712    1,719,411
   *PT Bank Tabungan Pensiunan Nasional TBK...........     352,500      156,730
   *PT Barito Pacific Tbk.............................   7,867,000      934,140
   *PT Berlian Laju Tanker Tbk........................  25,697,866      891,439
   *PT Bhakti Investama Tbk...........................  87,247,400    2,660,753
    PT Bisi International Tbk.........................   5,032,000      857,215
    PT Budi Acid Jaya Tbk.............................   5,947,000      205,915
   *PT Bumi Serpong Damai Tbk.........................  22,314,700    2,668,942
   *PT Central Proteinaprima TBK......................  21,920,000      136,637
   *PT Chandra Asri Petrochemical Tbk.................      13,500        5,706
    PT Charoen Pokphand Indonesia Tbk.................  22,046,000    7,050,665
   *PT Ciputra Development Tbk........................  27,399,375    1,770,701
   *PT Ciputra Surya Tbk..............................   3,133,000      338,369
    PT Citra Marga Nusaphala Persada TBK..............   6,948,000    1,206,726
    PT Clipan Finance Indonesia Tbk...................   3,194,000      288,630
   *PT Darma Henwa Tbk................................  37,779,600      523,191
   *PT Davomas Adabi Tbk..............................  41,920,000      359,847
   *PT Delta Dunia Makmur Tbk.........................  13,818,000    1,589,173
    PT Elnusa Tbk.....................................   6,476,500      219,857
   *PT Energi Mega Persada TBK........................  92,787,000    2,769,630
    PT Ever Shine Textile Tbk.........................   4,029,640       52,133
    PT Gajah Tunggal Tbk..............................   6,524,000    2,504,700
    PT Global Mediacom Tbk............................  20,618,500    2,109,373
    PT Gozco Plantations Tbk..........................   7,246,500      319,186
   *PT Hanson International Tbk.......................   7,341,000      198,294
   *PT Hero Supermarket Tbk...........................      33,000       28,721

                                     1427

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
INDONESIA -- (Continued)
    PT Hexindo Adiperkasa Tbk...........................    745,500 $   705,155
   *PT Holcim Indonesia Tbk.............................  9,852,500   2,398,303
   *PT Indah Kiat Pulp & Paper Corp. Tbk................  9,277,500   1,395,960
    PT Indika Energy Tbk................................  2,819,500   1,231,124
   *PT Indorama Synthetics TBK..........................    485,000     207,410
   *PT Inovisi Infracom Tbk.............................     40,500      41,156
   *PT Intiland Development Tbk......................... 10,984,332     419,621
    PT Japfa Comfeed Indonesia TBK......................  3,051,500   1,897,201
   *PT Jasa Marga Tbk...................................  4,511,500   2,105,160
   *PT Jaya Real Property TBK...........................  1,967,500     387,599
    PT Kalbe Farma Tbk..................................  3,503,238   1,431,429
   *PT Kawasan Industri Jababeka Tbk.................... 76,055,000   1,645,316
   *PT Keramika Indonesia Assosiasi Tbk.................    100,000         998
    PT Lippo Karawaci Tbk............................... 52,682,312   4,821,415
    PT Matahari Putra Prima Tbk.........................  6,214,628     892,288
    PT Mayorah Indah Tbk................................  2,187,000   4,350,449
    PT Medco Energi Internasional Tbk...................  5,161,500   1,513,856
    PT Media Nusantara Citra Tbk........................ 13,059,485   1,640,028
   *PT Mitra Adiperkasa Tbk.............................  3,557,500   1,931,581
   *PT Mitra International Resources Tbk................  6,855,000     128,997
   *PT Modern International Tbk.........................     40,000      12,707
   *PT Pabrik Kertas Tjiwi Kimia Tbk....................    354,500     106,232
   *PT Pakuwon Jati Tbk................................. 11,943,000   1,261,309
   *PT Panasia Indosyntec Tbk...........................     79,000       1,765
   *PT Panin Financial Tbk.............................. 34,300,500     681,484
   *PT Panin Insurance Tbk..............................  6,609,000     474,004
    PT Perusahaan Perkebunan London Sumatra Indonesia
      Tbk............................................... 10,183,500   2,808,334
   *PT Polaris Investama TBK............................  2,730,500     382,734
   *PT Polychem Indonesia Tbk...........................  4,228,000     422,174
    PT Ramayana Lestari Sentosa Tbk..................... 14,295,000   1,409,034
   *PT Resource Alam Indonesia TBK......................    207,500     167,297
   *PT Sampoerna Agro Tbk...............................  2,344,000   1,003,759
    PT Samudera Indonesia Tbk...........................    223,000     139,883
    PT Selamat Sempurna TBK.............................  3,625,000     558,206
   *PT Sentul City Tbk.................................. 35,194,500     793,480
    PT Sinar Mas Agro Resources & Technology Tbk........  1,071,460     894,256
    PT Summarecon Agung Tbk............................. 19,017,032   2,859,865
   *PT Sunson Textile Manufacturer Tbk..................  2,325,500      65,151
   *PT Surabaya Agung Industri Pulp & Kertas Tbk........     64,500       3,641
    PT Surya Citra Media Tbk............................     50,500      38,846
   *PT Surya Dumai Industri Tbk.........................  3,298,500          --
   *PT Suryainti Permata TBK............................  7,252,000      75,910
   *PT Texmaco Jaya Tbk.................................     93,000      32,267
   *PT Tiga Pilar Sejahtera Food Tbk....................  2,705,500     242,144
    PT Timah TBK........................................ 13,764,500   3,952,697
    PT Trada Maritime Tbk............................... 11,725,513     811,851
    PT Trias Sentosa Tbk................................ 38,725,600   3,138,980
    PT Trimegah Securities Tbk..........................  9,961,000     118,844
   *PT Truba Alam Manunggal Engineering Tbk............. 21,316,500     152,779
    PT Tunas Baru Lampung Tbk...........................  5,843,000     513,694
    PT Tunas Ridean TBK................................. 13,838,000   1,187,961
   *PT Ultrajaya Milk Industry & Trading Co. Tbk........    390,000      67,871
   *PT Unggul Indah Cahaya TBK..........................     48,239      10,581
    PT Wijaya Karya Tbk.................................  6,125,500     488,543
                                                                    -----------
TOTAL INDONESIA.........................................             98,049,123
                                                                    -----------
ISRAEL -- (0.0%)
    Alony Hetz Properties & Investments, Ltd............          1           3
    Beit Shemesh Engines Holdings, Ltd..................         --          --
    Delta-Galil Industries, Ltd.........................          1           5
   *Electra Real Estate, Ltd............................          1           5

                                     1428

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
ISRAEL -- (Continued)
   *Feuchtwanger Investments, Ltd.........................     4,200 $       15
    Formula Systems, Ltd..................................        --          3
   *Formula Vision Technologies, Ltd......................         1         --
   *Jerusalem Oil Exploration, Ltd........................        --          4
   *Knafaim Arkia Holdings, Ltd...........................    19,085    116,156
   *Metis Capital, Ltd....................................       919      1,567
    Mivtach Shamir Holdings, Ltd..........................    15,288    504,425
   *Naphtha Israel Petroleum Corp., Ltd...................         1          3
    Osem Investments, Ltd.................................         1         11
    Super-Sol, Ltd. Series B..............................        --          3
                                                                     ----------
TOTAL ISRAEL..............................................              622,200
                                                                     ----------
MALAYSIA -- (5.3%)
   *A&M Realty Berhad.....................................   130,000     21,303
    Acoustech Berhad......................................   128,000     28,008
    Adventa Berhad........................................    39,900     24,723
    Aeon Co. Berhad.......................................   974,200  2,433,638
    Affin Holdings Berhad.................................    22,800     26,123
   *Alam Maritim Resources Berhad.........................   589,600    183,131
    Al-'Aqar KPJ REIT Berhad..............................    75,371     29,661
    Alliance Financial Group Berhad.......................   259,900    324,931
   *Amcorp Properties Berhad..............................   716,033    123,025
    Amway (Malaysia) Holdings Berhad......................   396,700  1,254,656
   *Ancom Berhad..........................................   361,200     49,333
    Ann Joo Resources Berhad..............................   981,750    989,623
   *Anson Perdana Berhad..................................    10,000        152
    APM Automotive Holdings Berhad........................   250,400    421,015
   *Asas Dunia Berhad.....................................   100,400     36,446
   *Asia Pacific Land Berhad.............................. 1,888,600    257,724
    Bandar Raya Developments Berhad....................... 1,190,200    797,424
    Berjaya Assets Berhad.................................   810,100    250,461
    Berjaya Corp. Berhad.................................. 4,408,100  1,764,023
    Berjaya Land Berhad................................... 3,734,000  1,336,012
   *Berjaya Media Berhad..................................   104,800     23,729
    Bimb Holdings Berhad.................................. 1,377,000  1,019,874
    Bintulu Port Holdings Berhad..........................    23,400     52,696
    Bolton Berhad.........................................   674,600    238,292
    Boustead Heavy Industries Corp. Berhad................    65,800     83,071
    Boustead Holdings Berhad..............................   706,520  1,390,084
    Bursa Malaysia Berhad................................. 1,098,500  2,851,721
    Cahya Mata Sarawak Berhad.............................   823,600    616,482
    Carlsberg Brewery Malaysia Berhad.....................   655,600  1,621,640
   *CB Industrial Product Holding Berhad..................   202,410    277,329
    Chemical Co. of Malaysia Berhad.......................   472,600    259,898
    Chin Teck Plantations Berhad..........................    33,000     95,712
   *CI Holdings Berhad....................................     4,700      6,625
    Coastal Contracts Berhad..............................   623,865    521,519
    CSC Steel Holdings Berhad.............................   508,200    286,290
    Cycle & Carriage Bintang Berhad.......................    15,000     20,994
   *Datuk Keramik Holdings Berhad.........................    24,000         --
    Dayang Enterprise Holdings Berhad.....................   742,631    499,796
    Dialog Group Berhad................................... 6,956,692  6,345,108
    Dijaya Corp. Berhad...................................   214,300    107,525
    DRB-Hicom Berhad...................................... 3,763,000  2,839,479
    Dutch Lady Milk Industries Berhad.....................   125,700    803,654
    Eastern & Oriental Berhad............................. 1,709,300    896,577
    Eastern Pacific Industrial Corp. Berhad...............   218,100    205,573
    ECM Libra Avenue Berhad............................... 1,672,601    504,495
    Encorp Berhad.........................................   196,700     46,389
    Eng Kah Corp. Berhad..................................    19,900     20,428
    Esso Malaysia Berhad..................................   420,600    698,290

                                     1429

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
MALAYSIA -- (Continued)
    Evergreen Fibreboard Berhad...........................   946,600 $  370,166
    Faber Group Berhad....................................   617,500    413,542
    Far East Holdings Berhad..............................    61,500    146,823
   *Fountain View Development Berhad......................   808,200         --
    Fraser & Neave Holdings Berhad........................   282,600  1,837,620
    George Kent (Malaysia) Berhad.........................    34,200     13,622
    Globetronics Technology Berhad........................   517,560    174,604
    Glomac Berhad.........................................   387,600    232,200
    Gold IS Berhad........................................   524,250    300,862
   *Golden Plus Holdings Berhad...........................   216,000     76,415
    Grand United Holdings Berhad..........................   787,000    330,810
   *Green Packet Berhad...................................   832,600    198,897
    Guiness Anchor Berhad.................................   787,900  2,788,910
    GuocoLand (Malaysia) Berhad........................... 1,359,800    493,946
    Hai-O Enterprise Berhad...............................   448,680    312,284
    Hap Seng Consolidated Berhad.......................... 3,667,340  1,915,755
    Hap Seng Plantations Holdings Berhad..................   251,300    230,874
    Hartalega Holdings Berhad.............................   224,250    420,126
    Hock Seng Lee Berhad.................................. 1,030,506    545,002
   *Hong Leong Capital Berhad.............................    90,000     42,166
    Hong Leong Industries Berhad..........................   605,900    810,661
   *Hovid Berhad.......................................... 1,328,600    107,800
   *Hubline Berhad........................................ 1,129,100     34,104
    Hunza Properties Berhad...............................   446,200    246,024
    Hwang-DBS (Malaysia) Berhad...........................   293,200    245,703
    IGB Corp. Berhad...................................... 2,186,255  1,546,311
    IJM Land Berhad....................................... 1,942,100  1,805,334
    IJM Plantations Berhad................................ 1,188,700  1,094,442
   *Insas Berhad.......................................... 1,707,888    290,319
    Integrated Logistics Berhad...........................   362,215    107,305
    Integrax Berhad.......................................   191,100     89,242
   *Jaks Resources Berhad.................................   800,700    188,477
    Jaya Tiasa Holdings Berhad............................   436,390    965,941
   *Jerneh Asia Berhad....................................   113,900     50,636
    JT International Berhad...............................   550,600  1,302,768
   *K & N Kenanga Holdings Berhad.........................   890,000    220,164
   *Karambunai Corp. Berhad............................... 3,120,500    178,930
    Keck Seng (Malaysia) Berhad...........................   828,150  1,175,096
    Kencana Petroleum Berhad.............................. 2,208,964  2,195,803
    KFC Holdings (Malaysia) Berhad........................ 2,239,200  2,966,667
    Kian Joo Can Factory Berhad........................... 1,091,080    783,513
    Kim Loong Resources Berhad............................   221,760    168,096
    Kinsteel Berhad....................................... 1,360,700    318,417
    KLCC Property Holdings Berhad.........................   866,800    977,653
    KNM Group Berhad...................................... 2,356,650  1,444,396
    Kossan Rubber Industries Berhad.......................   538,200    560,868
    KPJ Healthcare Berhad.................................   819,250  1,268,585
    KrisAssets Holdings Berhad............................    88,863    122,996
    KSL Holdings Berhad...................................   649,266    388,717
    KUB Malaysia Berhad................................... 1,353,500    336,731
    Kulim Malaysia Berhad................................. 2,144,200  2,655,966
   *Kumpulan Europlus Berhad..............................   900,100    339,341
   *Kumpulan Fima Berhad..................................   105,150     62,932
   *Kumpulan Hartanah Selangor Berhad.....................   197,900     19,378
    Kumpulan Perangsang Selangor Berhad...................   468,700    162,676
   *Kurnia Asia Berhad.................................... 2,485,800    451,483
    Kwantas Corp. Berhad..................................   343,600    255,386
   *Landmarks Berhad......................................   923,400    425,444
    Latexx Partners Berhad................................    17,300     11,207
   *LBS Bina Group Berhad.................................   161,800     45,451
   *Leader Universal Holdings Berhad...................... 1,018,700    294,788

                                     1430

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
MALAYSIA -- (Continued)
    Leong Hup Holdings Berhad.............................   397,700 $  219,814
    Lingkaran Trans Kota Holdings Berhad..................   915,600  1,152,073
   *Lingui Development Berhad.............................   206,300    123,093
   *Lion Corp. Berhad.....................................   616,300     57,122
    Lion Diversified Holdings Berhad......................   615,900    107,313
    Lion Forest Industries Berhad.........................     9,400      5,084
    Lion Industries Corp. Berhad.......................... 1,699,000    954,263
    LPI Capital Berhad....................................    18,280     84,076
   *MAA Holdings Berhad...................................   346,666     75,240
   *Mah Sing Group Berhad................................. 1,168,840    928,663
   *Malayan Flour Mills Berhad............................    20,900     55,565
   *Malayan United Industries Berhad......................    23,219      1,173
   *Malaysia Aica Berhad..................................    48,200      8,740
    Malaysia Building Society Berhad...................... 1,707,400    856,897
   *Malaysian Airlines System Berhad......................   164,700     81,950
    Malaysian Bulk Carriers Berhad........................   344,000    254,913
   *Malaysian Pacific Industries Berhad...................   566,713    799,033
    Malaysian Resources Corp. Berhad...................... 3,446,649  2,953,515
    Mamee Double Decker Berhad............................     1,700      2,407
   *Mancon Berhad.........................................    12,000      3,518
    Marco Holdings Berhad................................. 2,815,400    132,817
    MBM Resources Berhad..................................   322,366    344,234
    Media Prima Berhad.................................... 2,362,303  2,336,868
    Mega First Corp. Berhad...............................   361,600    204,926
   *MEMS Technology Berhad................................ 1,917,000     38,753
    Metro Kajang Holdings Berhad..........................   160,429     83,729
   *MK Land Holdings Berhad............................... 1,482,500    172,045
   *MNRB Holdings Berhad..................................   497,100    477,302
    Mudajaya Group Berhad.................................   550,665    594,561
    Muhibbah Engineering Berhad...........................   864,250    353,863
   *Mulpha International Berhad........................... 5,735,700    936,264
    Multi-Purpose Holdings Berhad.........................   502,700    507,714
    Naim Holdings Berhad..................................   622,300    467,352
   *Narra Industries Berhad...............................    16,000      2,752
    NCB Holdings Berhad................................... 1,147,200  1,491,208
   *Nikko Electronics Berhad..............................    36,600        123
    Notion VTEC Berhad....................................   393,266    275,855
    NTPM Holdings Berhad.................................. 1,203,180    217,028
    NV Multi Corp. Berhad.................................   129,270      1,162
   *NWP Holdings Berhad...................................   112,000      4,528
   *Nylex (Malaysia) Berhad...............................   464,457     96,236
    Oriental Holdings Berhad..............................    63,500    107,175
    OSK Holdings Berhad................................... 2,159,288  1,096,028
    P.I.E. Industrial Berhad..............................   140,100    179,702
    Padini Holdings Berhad................................    11,500      4,211
   *Pan Malaysia Cement Works Berhad......................   460,200     15,486
    Panasonic Manufacturing Malaysia Berhad...............   157,184  1,290,870
   *Panglobal Berhad......................................    14,000      8,915
    Paramount Corp. Berhad................................    84,000     53,777
    PBA Holdings Berhad...................................   274,100     89,038
    Pelikan International Corp. Berhad....................   899,340    302,670
   *Perisai Petroleum Teknologi Berhad....................   845,000    223,524
    PJ Development Holdings Berhad........................ 1,070,900    270,235
    POS Malaysia Berhad...................................   672,600    721,979
    Press Metal Berhad....................................   384,600    279,321
   *Prime Utilities Berhad................................     3,000         91
    Protasco Berhad.......................................   575,600    195,860
    Proton Holdings Berhad................................ 1,404,700  1,505,653
    Puncak Niaga Holding Berhad...........................   685,020    362,766
    QL Resources Berhad................................... 1,615,320  1,729,481
    QSR Brands Berhad.....................................   148,433    321,555

                                     1431

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
MALAYSIA -- (Continued)
   *Ramunia Holdings Berhad...............................   697,287 $  100,847
    Ranhill Berhad........................................   185,600     45,935
    RCE Capital Berhad.................................... 1,023,900    179,379
   *Rekapacific Berhad....................................    55,000         --
   *RGB International Berhad..............................   100,000      2,681
    Salcon Berhad.........................................   702,400    127,870
    SapuraCrest Petroleum Berhad.......................... 1,649,700  2,476,548
    Sarawak Oil Palms Berhad..............................   179,660    260,635
    Scientex, Inc. Berhad.................................   344,862    299,754
   *Scomi Group Berhad.................................... 3,396,700    360,792
    Selangor Dredging Berhad.............................. 1,118,200    284,285
    Selangor Properties Berhad............................    76,600     91,866
    Shangri-La Hotels (Malaysia) Berhad...................   171,200    155,981
    SHL Consolidated Berhad...............................   277,400    129,877
    Sino Hua-An International Berhad......................   795,400     79,028
   *South East Asia Lumber, Inc. Berhad...................   386,100     58,345
    Southern Acids (Malaysia) Berhad......................    41,000     32,069
   *SPK Sentosa Corp. Berhad..............................   193,000     20,977
   *SRI Hartemas Berhad...................................    65,000         --
    Star Publications (Malaysia) Berhad...................   633,500    720,523
    Subur Tiasa Holdings Berhad...........................   386,085    333,023
    Sunway City Berhad....................................   797,000  1,372,315
   *Sunway Holdings Berhad................................ 1,046,000    916,703
    Supermax Corp. Berhad.................................   825,500  1,020,246
    Suria Capital Holdings Berhad.........................   672,800    383,344
    Ta Ann Holdings Berhad................................   589,507  1,115,638
   *TA Enterprise Berhad.................................. 4,878,900  1,108,769
   *TA Global Berhad...................................... 2,927,340    354,778
    TAHPS Group Berhad....................................     4,000      6,066
   *Talam Corp. Berhad....................................   783,450     18,474
    Tan Chong Motor Holdings Berhad....................... 1,344,900  2,218,559
    TDM Berhad............................................   380,000    403,925
   *Tebrau Teguh Berhad................................... 1,016,400    242,304
    TH Plantations Berhad.................................   457,100    330,890
    Three-A Resources Berhad..............................   430,600    210,640
   *Time Dotcom Berhad.................................... 3,895,540    918,569
    Time Engineering Berhad...............................   862,800     84,172
    Top Glove Corp. Berhad................................   765,760  1,390,917
    Tradewinds (Malaysia) Berhad..........................   384,000  1,242,460
   *Tradewinds Corp. Berhad...............................   290,400     88,044
    TRC Synergy Berhad....................................   155,520     35,117
    TSH Resources Berhad..................................    99,900    105,850
    UAC Berhad............................................    44,715     48,496
    Uchi Technologies Berhad..............................   658,800    291,051
    Unico-Desa Plantations Berhad......................... 1,853,775    649,291
    Unisem (Malaysia) Berhad.............................. 1,267,890    593,783
    United Malacca Rubber Estates Berhad..................   391,050    925,618
    United Malayan Land Berhad............................    13,000      8,603
    United Plantations Berhad.............................   508,900  3,536,222
    VS Industry Berhad....................................   427,326    223,474
    Wah Seong Corp. Berhad................................ 1,265,593    979,563
    WCT Berhad............................................ 2,291,900  2,368,131
    Wing Tai Malaysia Berhad..............................   544,400    323,125
    WTK Holdings Berhad................................... 1,165,000    705,544
    Yeo Hiap Seng Malaysia Berhad.........................    56,760     36,098
    YTL Cement Berhad.....................................    86,600    152,655
    YTL e-Solutions Berhad................................ 3,485,600  1,065,452
   *YTL Land & Development Berhad.........................   816,800    409,712
    Yu Neh Huat Berhad....................................   824,198    535,538
   *Zelan Berhad.......................................... 1,373,400    175,561

                                     1432

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
MALAYSIA -- (Continued)
    Zhulian Corp Berhad.................................   256,533 $    152,034
                                                                   ------------
TOTAL MALAYSIA..........................................            128,975,312
                                                                   ------------
MEXICO -- (3.6%)
    Alsea de Mexico S.A.B. de C.V.......................   833,800      948,364
    Arca Continental SAB de C.V......................... 5,004,947   27,716,900
  #*Axtel S.A.B. de C.V................................. 1,265,093      738,320
  #*Bio Pappel S.A.B. de C.V............................   153,600      116,470
    Bolsa Mexicana de Valores S.A. de C.V...............   895,408    1,762,239
  #*Carso Infraestructura y Construccion S.A.B. de C.V.. 1,803,124    1,098,407
  #*Cia Minera Autlan S.A.B. de C.V.....................   198,900      323,838
   #Compartamos S.A.B. de C.V........................... 2,449,600    4,407,790
   #Consorcio ARA S.A.B. de C.V......................... 1,144,400      600,607
   *Consorcio Hogar S.A.B. de C.V. Series B.............    76,793       43,770
  #*Controladora Comercial Mexicana S.A.B. de C.V.
   Series B.............................................   910,252    1,551,042
  #*Corporacion GEO S.A.B. de C.V. Series B............. 1,330,000    2,664,011
  #*Corporacion Interamericana de Entramiento S.A.B. de
   C.V. Series B........................................   960,372      503,207
   *Corporacion Mexicana de Restaurantes S.A.B. de C.V.
     Series B...........................................     1,623          463
    Corporacion Moctezuma S.A.B. de C.V.................   858,200    2,120,402
    Corporativo Fragua S.A.B. de C.V....................        31          423
    Corporativo GBM S.A.B. de C.V.......................    29,028       12,366
  #*Desarrolladora Homex S.A.B. de C.V..................   576,300    2,508,022
   *Dine S.A.B. de C.V..................................   196,367       79,468
   *Empaques Ponderosa S.A. de C.V. Series B............   206,000       15,796
  #*Empresas ICA S.A.B. de C.V..........................   655,818    1,333,729
  #*Empresas ICA S.A.B. de C.V. Sponsored ADR...........   681,589    5,527,687
  #*Financiera Independencia S.A.B de C.V...............   290,818      242,817
  #*Genomma Lab Internacional S.A.B. de C.V.............   741,772    1,698,758
   *Gruma S.A.B. de C.V. ADR............................    33,070      281,095
   *Gruma S.A.B. de C.V. Series B....................... 1,253,434    2,664,427
   #Grupo Aeroportuario del Centro Norte S.A.B. de C.V..   408,100      828,557
   #Grupo Aeroportuario del Centro Norte S.A.B. de C.V.
     ADR................................................     2,342       38,175
    Grupo Aeroportuario del Sureste S.A.B. de C.V.......   188,500    1,123,712
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR..    62,500    3,726,250
   *Grupo Cementos de Chihuahua S.A.B. de C.V...........   829,200    2,954,440
  #*Grupo Famsa S.A.B. de C.V...........................   403,600      534,704
    Grupo Herdez S.A.B. de C.V..........................   594,200    1,275,748
    Grupo Industrial Maseca S.A.B. de C.V. Series B.....   578,600      635,177
   *Grupo Industrial Saltillo S.A.B. de C.V.............   243,300      298,495
    Grupo Kuo S.A.B. de C.V. Series B...................   222,767      334,038
   *Grupo Nutrisa S.A.B. de C.V.........................       188          705
    Grupo Posadas S.A. de C.V. Series L.................   199,000      266,186
   *Grupo Qumma S.A. de C.V. Series B...................   105,334        1,615
  #*Grupo Simec S.A. de C.V.............................   271,454      663,296
   *Impulsora del Desarrollo y El Empleo en America
     Latina S.A.B. de C.V...............................    65,200      118,876
   #Industrias Bachoco S.A.B. de C.V. Series B..........   206,519      404,687
  #*Industrias CH S.A.B. de C.V. Series B............... 1,172,808    4,156,732
   *Inmuebles Carso S.A.B. de C.V.......................    36,643       35,247
   *Maxcom Telecomunicaciones S.A.B. de C.V.............   161,444       57,220
  #*Megacable Holdings S.A.B. de C.V....................    71,548      170,682
  #*Promotora y Operadora de Infraestructura S.A. de
   C.V..................................................   518,010    2,588,439
   *Sanluis Rassini S.A.P.I. de C.V. Series A...........     3,300           --
   *Sanluis Rassini S.A.P.I. de C.V. Series B...........     4,642           --
   *Sanluis Rassini S.A.P.I. de C.V. Series C...........     4,642           --
  #*Sare Holding S.A.B. de C.V..........................   523,300      104,327
   *Savia S.A. de C.V...................................   610,700       41,625
   #TV Azteca S.A.B. de C.V............................. 6,581,300    4,945,521
   *Urbi Desarrollos Urbanos S.A.B. de C.V..............   299,600      662,386
   *Vitro S.A.B. de C.V.................................   736,702      730,595
                                                                   ------------
TOTAL MEXICO............................................             85,657,853
                                                                   ------------

                                     1433

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
PHILIPPINES -- (1.9%)
    A. Soriano Corp....................................   3,430,211 $   280,732
    Aboitiz Equity Ventures, Inc.......................   3,680,000   3,659,171
    Alaska Milk Corp...................................   1,404,000     432,202
    Alsons Consolidated Resources, Inc.................   2,656,000      95,573
   *Atlas Consolidated Mining & Development Corp.......   1,090,000     610,130
   *Belle Corp.........................................  12,216,000   1,367,718
    Cebu Holdings, Inc.................................   2,284,000     132,652
    China Banking Corp.................................      21,377     209,478
   *Cyber Bay Corp.....................................   2,230,000      50,221
   *Digital Telecommunications Philippines., Inc.......  15,152,200     553,016
   *Empire East Land Holdings, Inc.....................   3,265,000      63,593
    Energy Development Corp............................     600,000      96,710
   *Fil-Estate Land, Inc...............................   5,060,000     348,913
    Filinvest Development Corp.........................  11,385,000   1,345,167
    Filinvest Land, Inc................................  72,127,577   2,223,407
   *First Gen Corp.....................................   3,103,800   1,102,639
    First Philippines Holdings Corp....................   1,527,600   2,239,620
    Ginebra San Miguel, Inc............................     999,000     711,789
    Globe Telecom, Inc.................................      27,670     629,478
    House of Investments, Inc..........................     692,000      52,723
    International Container Terminal Services, Inc.....   2,234,290   2,891,701
   *Ionics, Inc........................................     759,825      20,974
    Jollibee Foods Corp................................   1,101,000   2,272,170
   *Lepanto Consolidated Mining Co. Series B...........   5,830,000     168,783
   *Lopez Holdings Corp................................   7,752,000   1,066,431
    Macroasia Corp.....................................     447,500      35,649
   *Manila Mining Corp................................. 147,962,500     213,850
    Manila Water Co, Inc...............................   2,078,000     973,774
    Megaworld Corp.....................................  29,657,000   1,541,413
   *Metro Pacific Corp. Series A.......................   1,827,193      90,189
   *Metro Pacific Investments Corp.....................   8,599,000     735,521
   *Paxys, Inc.........................................     577,280      20,937
   *Pepsi-Cola Products Philippines, Inc...............   2,981,000     167,513
    Philex Mining Corp.................................   1,580,100     962,743
   *Philex Petroleum Corp..............................     319,362      21,220
   *Philippine Bank of Communications..................      14,726      41,934
   *Philippine National Bank...........................   1,006,375   1,407,980
   *Philippine National Construction Corp..............     173,000      20,116
    Philippine Savings Bank............................     356,863     555,125
    Philippine Stock Exchange, Inc.....................      46,360     275,497
   *Philippine Townships, Inc..........................     318,732      35,927
    PhilWeb Corp.......................................     775,700     294,968
    Phinma Corp........................................     135,549      40,815
    RFM Corp...........................................   8,590,268     281,071
    Rizal Commercial Banking Corp......................     866,100     586,739
    Robinson's Land Corp. Series B.....................   6,769,605   2,133,385
    Security Bank Corp.................................     708,642   1,824,912
    Semirara Mining Corp...............................     320,280   1,714,395
    Shang Properties, Inc..............................   1,759,970      80,266
    SM Development Corp................................  15,971,197   3,049,363
   *Southeast Asia Cement Holdings, Inc................   4,104,000     154,037
    Union Bank of Philippines..........................     347,530     519,307
   *Universal Rightfield Property Holdings, Inc........   1,062,000         706
    Universal Robina Corp..............................   3,594,015   4,038,751
   *Victorias Milling Co., Inc.........................     139,680       2,884
    Vista Land & Lifescapes, Inc.......................   8,197,700     671,390
   *Yehey! Corp........................................      29,670          --
                                                                    -----------
TOTAL PHILIPPINES......................................              45,117,368
                                                                    -----------
POLAND -- (2.0%)
    Agora SA...........................................     156,140     896,214

                                     1434

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
POLAND -- (Continued)
    Amica Wronki SA......................................     20,213 $  237,892
   *AmRest Holdings SA...................................     33,844    930,556
    Apator SA............................................     30,999    210,514
    Asseco Poland SA.....................................    148,268  2,542,216
   *ATM SA...............................................     57,593    206,983
   *Bank Przemyslowo Handlowy BPH SA.....................      4,760    104,607
   *Barlinek SA..........................................    167,481    161,879
   *Bioton SA............................................ 10,242,484    440,405
   *BOMI SA..............................................     75,466    163,177
   *Boryszew SA..........................................  4,707,095  1,484,477
    Budimex SA...........................................     42,196  1,239,662
   *Cersanit-Krasnystaw SA...............................    366,702  1,054,502
   *Ciech SA.............................................    105,381    736,957
   *Cinema City International NV.........................     35,317    410,746
   *Colian SA............................................     30,000     31,910
   *ComArch SA...........................................      7,855    181,966
    Cyfrowy Polsat SA....................................     75,325    435,598
    Debica SA............................................     29,862    514,450
    Decora SA............................................      9,066     38,181
    Dom Development SA...................................      8,374    135,972
   *Dom Maklerski IDM SA.................................    576,207    505,401
   *Echo Investment SA...................................  1,181,980  1,939,712
    Elektrobudowa SA.....................................      8,568    456,271
   *Elstar Oils SA.......................................     26,132     41,204
    Emperia Holding SA...................................     30,617  1,143,214
   *Energomontaz Poludnie SA.............................     21,610     29,905
    Eurocash SA..........................................    199,909  1,953,008
    Fabryki Mebli Forte SA...............................     48,823    162,929
   *Famur SA.............................................    207,314    280,560
   *Farmacol SA..........................................     50,868    509,054
   *Ferrum SA............................................     14,737     63,629
   *Gant Development SA..................................     47,730    190,346
   *Gastel Zurawie SA....................................     76,145     13,165
    Grupa Kety SA........................................     39,137  1,630,682
   *Hydrobudowa Polska SA................................    269,342    163,142
    Impexmetal SA........................................    414,860    706,206
   *Inter Cars SA........................................     12,283    382,744
   *JW Construction Holding SA...........................     33,866    164,938
   *Koelner SA...........................................     15,481     59,956
    Kredyt Bank SA.......................................     74,420    459,603
   *LC Corp. SA..........................................    648,040    276,981
   *Lentex SA............................................     24,214    206,134
    LPP SA...............................................      1,801  1,442,790
   *MCI Management SA....................................    119,228    296,929
   *MNI SA...............................................    253,024    253,216
   *Mondi Packaging Paper Swiecie SA.....................     42,121  1,204,374
   *Mostostal Siedlce SA.................................  1,489,771  1,545,939
    Mostostal Warszawa SA................................     37,200    397,076
   *Mostostal Zabrze Holding SA..........................    271,506    215,029
   *Multimedia Polska SA.................................    233,814    781,601
   *Netia Holdings SA....................................  1,311,613  2,732,427
    NFI Empik Media & Fashion SA.........................    102,932    571,085
    NG2 SA...............................................     64,565  1,298,742
   *Noble Bank SA........................................     33,939     77,060
   *Optimus SA...........................................    210,049    510,747
   *Orbis SA.............................................    130,535  1,638,848
   *PBG SA...............................................     22,212  1,116,131
    Pekaes SA............................................     24,538     52,102
   *Petrolinvest SA......................................    243,282    614,296
   *Pfleiderer Grajewo SA................................     35,563    160,186
   *Pol-Aqua SA..........................................      9,465     60,623

                                     1435

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
POLAND -- (Continued)
   *Polish Energy Partners SA...........................     34,406 $   347,078
    Polnord SA..........................................     40,615     316,101
    Polska Grupa Farmaceutyczna SA......................     34,417     542,684
   *Polski Koncern Miesny Duda SA.......................    485,544     207,144
   *Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA....     98,225     776,226
    Qumak-Sekom SA......................................      3,881      17,268
    Raciborska Fabryka Kotlow SA........................    215,305     956,687
    Sniezka SA..........................................      5,612      68,577
   *Stalexport SA.......................................    571,434     217,182
    Stalprodukt SA......................................      9,334   1,030,697
   *Sygnity SA..........................................     46,479     356,383
    Synthos SA..........................................  1,395,346   2,876,878
   *Trakcja Polska SA...................................    186,284     180,105
   *Vistula Group SA....................................    232,490     126,086
    Zaklady Azotowe Pulawy SA...........................     25,244     958,071
   *Zaklady Azotowe w Tarnowie-Moscicach SA.............     56,494     608,016
   *Zaklady Azotowe w Tarnowie-Moscicach SA Allotment
     Certificates.......................................     26,958     290,372
   *Zaklady Chemiczne Police SA.........................     76,546     312,915
    Zaklady Tluszcowe Kruszwica SA......................     12,430     354,778
    Zelmer SA...........................................     17,309     241,817
                                                                    -----------
TOTAL POLAND............................................             49,251,914
                                                                    -----------
SOUTH AFRICA -- (8.0%)
    Acucap Properties, Ltd..............................    175,477     947,981
    Adcock Ingram Holdings, Ltd.........................    565,230   5,175,863
    Adcorp Holdings, Ltd................................    154,190     624,526
    Advtech, Ltd........................................    780,941     659,623
    AECI, Ltd...........................................    459,895   5,517,255
    Afgri, Ltd..........................................  1,100,948   1,053,305
   #African Oxygen, Ltd.................................    528,543   1,657,344
   *AG Industries, Ltd.................................. 32,496,618      97,252
    Allied Electronics Corp., Ltd.......................    163,698     638,656
    Allied Technologies, Ltd............................    110,631   1,001,341
    Argent Industrial, Ltd..............................     37,236      48,767
    Astral Foods, Ltd...................................    112,124   2,132,995
    Aveng, Ltd..........................................  1,051,746   5,633,916
    AVI, Ltd............................................  1,007,184   4,809,228
    Avusa, Ltd..........................................    404,845   1,448,075
    Barloworld, Ltd.....................................    155,946   1,505,356
    Basil Read Holdings, Ltd............................     79,535     165,624
   *Bell Equipment, Ltd.................................    158,539     341,820
    Blue Label Telecoms, Ltd............................    699,294     536,776
   #Brait SA............................................    619,164   1,619,534
    Business Connexion Group, Ltd.......................    412,059     282,739
   *Business Connexion Group, Ltd. Series A.............     12,292       1,343
    Capital Property FUND...............................    284,348     365,008
    Capitec Bank Holdings, Ltd..........................    166,986   4,525,286
    Cashbuild, Ltd......................................     50,787     695,774
    Caxton & CTP Publishers & Printers, Ltd.............      2,786       6,135
    Ceramic Industries, Ltd.............................     31,493     567,451
    Cipla Medpro South Africa, Ltd......................    968,881     948,540
    City Lodge Hotels, Ltd..............................    105,257     982,819
    Clicks Group, Ltd...................................    970,964   5,799,984
    Coronation Fund Managers, Ltd.......................    275,837     842,546
   *Corpgro, Ltd........................................    241,136          --
   *Cullinan Holdings, Ltd..............................    434,430      52,111
    Data Tec, Ltd.......................................    582,336   3,388,513
    Datacentrix Holdings, Ltd...........................    401,999     254,951
    Delta EMD, Ltd......................................     83,032      94,847
    Discovery Holdings, Ltd.............................      2,683      15,712
    Distell Group, Ltd..................................    283,884   3,005,955

                                     1436

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH AFRICA -- (Continued)
   *Distribution & Warehousing Network, Ltd...............   258,997 $  242,039
    Dorbyl, Ltd...........................................   222,291     94,277
   #Durban Roodeport Deep, Ltd............................   722,728    336,231
    ElementOne, Ltd.......................................   325,845    572,898
   *EOH Holdings, Ltd.....................................    64,753    213,690
   *Eqstra Holdings, Ltd..................................    94,496     99,089
   *Esorfranki, Ltd.......................................    11,884      3,256
  #*Evraz Highveld Steel & Vanadium, Ltd..................   147,791    994,515
    Famous Brands, Ltd....................................    74,103    509,095
    Foschini Group, Ltd. (The)............................   568,417  7,483,295
    Gijima Group, Ltd..................................... 2,805,267    227,178
    Gold Reef Resorts, Ltd................................   338,580    813,042
    Grindrod, Ltd......................................... 1,607,864  3,313,918
    Group Five, Ltd.......................................   314,833  1,392,965
    Hudaco Industries, Ltd................................   117,859  1,405,109
   *Hulamin, Ltd..........................................   155,986    160,794
    Iliad Africa, Ltd.....................................   362,139    297,827
    Illovo Sugar, Ltd.....................................   877,046  3,400,651
    Imperial Holdings, Ltd................................   183,299  3,148,910
   *JCI, Ltd.............................................. 3,131,151         --
    JD Group, Ltd.........................................   983,807  6,360,625
    JSE, Ltd..............................................   300,437  2,968,013
    Kap International Holdings, Ltd....................... 1,834,945    712,483
    Lewis Group, Ltd......................................   379,341  4,802,349
    Liberty Holdings, Ltd.................................     3,835     42,997
    Life Healthcare Group Holdings, Ltd...................   190,074    494,269
   *m Cubed Holdings, Ltd.................................   385,000         --
    Medi-Clinic Corp., Ltd................................   922,677  4,355,879
    Merafe Resources, Ltd................................. 5,592,756    899,246
    Metair Investments, Ltd...............................   141,599    360,749
   *Metorex, Ltd.......................................... 2,210,741  2,799,068
    MMI Holdings, Ltd..................................... 1,701,357  4,320,034
    Mr. Price Group, Ltd..................................   693,186  7,635,081
    Murray & Roberts Holdings, Ltd........................   144,073    657,127
   *Mustek, Ltd...........................................   784,364    594,191
   *Mvelaphanda Group, Ltd................................   576,814    293,311
   *Mvelaserve, Ltd.......................................   142,237    251,842
    Nampak, Ltd........................................... 1,326,125  4,408,018
    Network Healthcare Holdings, Ltd...................... 1,343,614  2,921,210
    Northam Platinum, Ltd.................................   159,764    881,794
    Nu-World Holdings, Ltd................................    28,894    103,764
    Oceana Group, Ltd.....................................   235,042  1,334,064
   *Omnia Holdings, Ltd...................................   104,390  1,251,569
    Palabora Mining Co., Ltd..............................    55,834  1,139,910
    Peregrine Holdings, Ltd...............................   595,801    999,557
    Petmin, Ltd...........................................   144,984     62,992
    Pioneer Foods, Ltd....................................   163,297  1,502,221
    Pretoria Portland Cement Co., Ltd..................... 1,078,205  4,160,787
    PSG Group, Ltd........................................   742,484  5,174,843
    Rainbow Chicken, Ltd..................................   100,029    262,272
    Randgold & Exploration Co., Ltd.......................    60,670     25,954
    Raubex Group, Ltd.....................................   239,135    549,704
   *Resilient Property INCOME Fund, Ltd...................   306,675  1,506,775
    Reunert, Ltd..........................................   689,181  6,085,851
    Santam, Ltd...........................................   119,932  2,319,137
    SecureData Holdings, Ltd..............................   339,582     33,028
   *Sentula Mining, Ltd................................... 2,079,908    785,904
   *Simmer & Jack Mines, Ltd.............................. 1,482,094      4,436
    Spar Group, Ltd. (The)................................   622,477  8,574,996
    Spur Corp., Ltd.......................................   385,267    799,706
    Stefanutti Stocks Holdings, Ltd.......................   102,813    181,248

                                     1437

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SOUTH AFRICA -- (Continued)
    Sun International, Ltd.............................    207,451 $  2,908,951
   *Super Group, Ltd................................... 16,981,587    2,037,362
    Telkom South Africa, Ltd...........................    556,563    2,971,630
    Tongaat-Hulett, Ltd................................    629,016    8,850,199
   *Trans Hex Group, Ltd...............................    153,546       76,461
    Trencor, Ltd.......................................    136,468      713,485
    UCS Group, Ltd.....................................    144,872       11,951
    Value Group, Ltd...................................    363,719      212,984
   *Village Main Reef, Ltd.............................    702,354      134,061
    Vukile Property Fund, Ltd..........................    209,847      448,587
   *Wesizwe Platinum, Ltd..............................    439,532      117,948
    Wilson Bayly Holme-Ovcon, Ltd......................    190,920    3,067,122
    Woolworths Holdings, Ltd...........................  1,230,163    5,751,370
    Zeder Investments, Ltd.............................    961,331      359,517
                                                                   ------------
TOTAL SOUTH AFRICA.....................................             192,432,362
                                                                   ------------
SOUTH KOREA -- (13.8%)
    Aekyung Petrochemical Co., Ltd.....................      9,540      472,229
    Amorepacific Group.................................      8,292    1,824,616
   *Artone Paper Manufacturing Co., Ltd................          5            9
   #Asia Cement Manufacturing Co., Ltd.................      8,296      382,249
    Asia Paper Manufacturing Co., Ltd..................      8,880       81,837
   *Asiana Airlines, Inc...............................    252,470    2,538,900
   #AUK Corp...........................................    112,530      446,856
   #Baek Kwang Mineral Products Co., Ltd...............      1,860       38,042
  #*Baiksan Co., Ltd...................................     35,910      178,838
   #Basic House Co., Ltd. (The)........................     31,370      810,875
   #Bing Grae Co., Ltd.................................     14,100      805,976
  #*BNG Steel Co., Ltd.................................     24,680      495,179
   *Bongshin Co., Ltd..................................        450           55
    Boo Kook Securities Co., Ltd.......................      7,410      126,785
    Boryung Pharmaceutical Co., Ltd....................     11,748      285,339
   *BS Financial Group, Inc............................    413,910    6,379,624
   #Bu Kwang Pharmaceutical Co., Ltd...................     36,301      523,704
    BYC Co., Ltd.......................................        710      116,023
   *Byuck San Corp.....................................      7,600      140,157
   *Byuck San Engineering & Construction Co., Ltd......      5,590        8,272
   #Capro Corp.........................................     62,860    2,164,201
  #*Charm Engineering Co., Ltd.........................     64,090      201,588
    Cheil Worldwide, Inc...............................    264,015    4,169,216
  #*Chin Hung International, Inc.......................  1,274,686      335,346
   *Cho Kwang Leather Co., Ltd.........................     10,640      123,862
    Choil Aluminum Manufacturing Co., Ltd..............      7,700       77,205
   #Chong Kun Dang Pharmaceutical Corp.................     27,162      833,387
   #Choongwae Holdings Co., Ltd........................     29,078      106,384
   #Chosun Refractories Co., Ltd.......................      2,777      178,926
   *Chungho Comnet Co., Ltd............................      2,320       14,201
   #CJ CGV Co., Ltd....................................     33,580      994,519
   #CJ Cheiljedang Corp................................     24,281    7,053,076
    CJ Corp............................................     45,060    3,634,362
   *CJ E&M Corp........................................     16,804      756,550
  #*CJ Seafood Corp....................................     56,270      146,919
  #*CosmoAM&T Co., Ltd.................................     23,510      197,371
  #*Cosmochemical Co., Ltd.............................     20,560      360,537
    Crown Confectionery Co., Ltd.......................      2,213      320,006
   #Dae Dong Industrial Co., Ltd.......................     37,830      161,197
   #Dae Han Flour Mills Co., Ltd.......................      3,049      484,052
   *Dae Ho Corp........................................        543           67
    Dae Won Kang Up Co., Ltd...........................     98,414      631,528
    Daechang Co., Ltd..................................    171,290      321,981
   #Daeduck Electronics Co., Ltd.......................     84,107      710,173

                                     1438

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
   #Daeduck Industries Co., Ltd.............................  56,056 $  466,245
    Daegu Department Store Co., Ltd.........................  17,560    210,684
    Daehan City Gas Co., Ltd................................  11,541    308,566
   #Daehan Steel Co., Ltd...................................  30,910    243,595
    Daehan Synthetic Fiber Co., Ltd.........................   1,832    166,589
   #Dae-Il Corp.............................................  34,170    307,726
    Daekyo Co., Ltd.........................................  98,400    560,594
  #*Daekyung Machinery & Engineering Co., Ltd...............  54,200    208,738
   *Daelim Industrial Co., Ltd..............................     366     43,788
    Daelim Trading Co., Ltd.................................  17,730     67,938
   #Daesang Corp............................................  57,440    721,393
    Daesang Holdings Co., Ltd...............................  49,362    196,075
   #Daesung Group Partners Co., Ltd.........................   2,304    191,607
    Daesung Holdings Co., Ltd...............................  29,754    317,566
    Daesung Industrial Co., Ltd.............................   6,521    268,996
   #Daewon Pharmaceutical Co., Ltd..........................  19,090    129,659
    Daewoong Co., Ltd.......................................   6,546    104,410
   #Daewoong Pharmaceutical Co., Ltd........................  15,016    636,655
    Dahaam E-Tec Co., Ltd...................................   2,200     46,035
    Daishin Securities Co., Ltd............................. 123,950  1,604,163
   #Daou Technology, Inc....................................  76,540    714,710
    DCM Corp................................................  17,900    286,052
   *DGB Financial Group, Inc................................ 367,913  5,827,703
   #Digital Power Communications Co., Ltd...................  50,540     91,008
   #Dong Ah Tire Industrial Co., Ltd........................  23,075    220,886
   #Dong IL Rubber Belt Co., Ltd............................  35,592    207,319
  #*Dong Yang Gang Chul Co., Ltd............................  84,530    289,161
   #Dong-A Pharmaceutical Co., Ltd..........................  22,354  2,394,807
   #Dongaone Co., Ltd....................................... 102,310    309,815
    Dongbang Agro Co., Ltd..................................  19,470    118,017
   #Dongbu Corp.............................................  25,950    210,817
  #*Dongbu HiTek Co., Ltd...................................  63,213    692,302
    Dongbu Insurance Co., Ltd...............................  97,230  4,824,698
    Dongbu Securities Co., Ltd..............................  62,931    325,971
   #Dongbu Steel Co., Ltd...................................  59,636    492,298
    Dong-Il Corp............................................   4,122    233,798
    Dongil Industries Co., Ltd..............................   3,669    263,540
    Dongil Paper Manufacturing Co., Ltd.....................   6,080      9,921
    Dongkuk Steel Mill Co., Ltd............................. 115,390  4,341,623
   #Dongwha Pharm Co., Ltd..................................  49,150    277,991
    Dongwon F&B Co., Ltd....................................   3,810    195,885
    Dongwon Industries Co., Ltd.............................   3,363    588,793
  #*Dongwon Systems Corp.................................... 198,297    250,463
   #Dongyang Mechatronics Corp..............................  61,081  1,093,642
   #Doosan Construction & Engineering Co., Ltd.............. 105,590    506,476
    Doosan Corp.............................................  13,110  1,837,545
  #*DuzonBIzon Co., Ltd.....................................  45,640    468,686
   #E1 Corp.................................................   8,685    516,307
   *Eagon Industrial Co., Ltd...............................   8,930     60,829
   *Eugene Investment & Securities Co., Ltd................. 150,973    776,238
  #*F&F Co., Ltd............................................  26,050    211,751
  #*FCB Twelve Co., Ltd.....................................   3,717    457,893
  #*Firstech Co., Ltd.......................................  78,999    157,700
  #*Foosung Co., Ltd........................................ 116,899    887,767
    Fursys, Inc.............................................  14,315    372,397
    Gaon Cable Co., Ltd.....................................   5,224     92,179
    GIIR, Inc...............................................  14,410    136,558
   #Global & Yuasa Battery Co., Ltd.........................  16,060    665,882
    Golden Bridge Investment & Securities Co., Ltd..........  56,620     88,854
  #*Grand Korea Leisure Co., Ltd............................  50,630  1,120,223
  #*Green Cross Corp........................................  12,656  2,065,225

                                     1439

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
   #Green Cross Holdings Corp...............................  46,690 $  812,762
   *Green Non-Life Insurance Co., Ltd.......................  19,867     81,489
   #GS Global Corp..........................................  23,436    375,782
    Gwangju Shinsegae Co., Ltd..............................   1,820    320,328
  #*Hae In Co., Ltd.........................................  18,930    109,879
   #Halla Climate Control Corp.............................. 106,070  2,586,890
   #Halla Engineering & Construction Corp...................  39,902    913,418
   #Han Kuk Carbon Co., Ltd.................................  56,763    351,509
    Han Yang Securities Co., Ltd............................  24,190    184,001
  #*Hanall Biopharma Co., Ltd...............................  64,988    670,328
   #Handok Pharmaceuticals Co., Ltd.........................  12,760    167,661
   #Handsome Corp...........................................  39,689  1,059,083
    Hanil Cement Manufacturing Co., Ltd.....................  11,659    546,906
   *Hanil Construction Co., Ltd.............................   5,422     15,215
   #Hanil E-Wha Co., Ltd....................................  58,890    672,137
  #*Hanjin Heavy Industries & Construction Co., Ltd.........  97,634  2,841,682
   #Hanjin Heavy Industries & Construction Holdings Co.,
     Ltd....................................................  37,200    391,448
   #Hanjin Shipping Co., Ltd................................ 137,299  2,743,502
   #Hanjin Shipping Holdings Co., Ltd.......................  45,364    547,300
   #Hanjin Transportation Co., Ltd..........................  23,921    769,394
   #Hankook Cosmetics Manufacturing Co., Ltd................   5,280     23,307
   #Hankook Shell Oil Co., Ltd..............................   1,867    377,148
   *Hankook Synthetics, Inc.................................     550         50
    Hankuk Glass Industries, Inc............................  12,900    367,865
   #Hankuk Paper Manufacturing Co., Ltd.....................   7,250    134,720
  #*Hanmi Holdings Co., Ltd.................................   5,281    139,348
  #*Hanmi Pharm Co., Ltd....................................  13,179  1,074,041
   #Hanmi Semiconductor Co., Ltd............................  24,980    169,341
   #Hansae Co., Ltd.........................................  16,560    120,650
  #*Hansae Yes24 Holdings Co., Ltd..........................   5,520     36,912
    Hanshin Construction Co., Ltd...........................   8,500    102,219
    Hansol Chemical Co., Ltd................................  18,390    330,388
    Hansol CSN Co., Ltd.....................................  65,160     93,939
  #*Hansol HomeDeco Co., Ltd................................  64,500     69,704
   #Hansol LCD, Inc.........................................  19,690    610,947
   #Hansol Paper Co., Ltd................................... 105,120    874,320
   #Hanssem Co., Ltd........................................  30,600    501,589
   *Hanwha General Insurance Co., Ltd.......................  63,598    581,978
    Hanwha Securities Co., Ltd.............................. 166,671  1,030,767
    Hanwha Timeworld Co., Ltd...............................   7,520    173,857
    Heung-A Shipping Co., Ltd...............................  81,780     66,186
   *Heungkuk Fire & Marine Insurance Co., Ltd...............  71,447    411,383
  #*Hite Brewery Co., Ltd...................................  12,952  1,364,425
   #Hite Holdings Co., Ltd..................................  16,740    272,707
   *HMC Investment Securities Co., Ltd......................  41,450    789,728
   #Hotel Shilla Co., Ltd...................................  91,568  2,667,615
   #HS R&A Co., Ltd.........................................  13,030    307,301
  #*Huchems Fine Chemical Corp..............................  61,778  1,577,226
   #Husteel Co., Ltd........................................  12,860    280,266
   *Hwa Sung Industrial Co., Ltd............................  12,520     49,730
    Hwacheon Machine Tool Co., Ltd..........................     510     36,230
   #Hwashin Co., Ltd........................................  48,120    839,121
   *Hyosung T & C Co., Ltd..................................  67,919  6,013,429
   *Hyundai Cement Co., Ltd.................................  10,770     70,511
   #Hyundai Corp............................................  21,801    764,096
    Hyundai Department Store Co., Ltd.......................  22,640  3,949,004
   #Hyundai Development Co.................................. 175,860  5,524,730
   #Hyundai Elevator Co., Ltd...............................  10,286  1,157,390
   #Hyundai Engineering Plastics Co., Ltd...................  52,190    324,029
   #Hyundai Greenfood Co., Ltd.............................. 130,290  1,932,878
    Hyundai Hysco...........................................  59,619  2,735,214

                                     1440

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
    Hyundai Marine & Fire Insurance Co., Ltd................ 154,140 $4,936,933
   *Hyundai Mipo Dockyard Co., Ltd..........................  22,255  3,523,895
    Hyundai Securities Co................................... 370,380  4,474,639
  #*IHQ, Inc................................................   7,110     11,668
   #Il Dong Pharmaceutical Co., Ltd.........................  38,715    312,354
    Il Yang Pharmaceutical Co., Ltd.........................  30,348  1,053,895
    Iljin Diamond Co., Ltd..................................  18,980    254,019
  #*Iljin Display Co., Ltd..................................  36,348    316,504
   #Iljin Electric Co., Ltd.................................  52,989    372,335
    Iljin Holdings Co., Ltd.................................  36,872    111,872
   #Ilshin Spinning Co., Ltd................................   4,569    430,304
    Ilsung Pharmaceutical Co., Ltd..........................   2,444    215,283
    InziControls Co., Ltd...................................  20,720    177,935
    IS Dongseo Co., Ltd.....................................  40,452    787,168
   #ISU Chemical Co., Ltd...................................  25,740    768,078
   #IsuPetasys Co., Ltd.....................................  74,670    362,234
    Jahwa Electronics Co., Ltd..............................  27,330    172,207
   #Jeil Pharmaceutical Co..................................  19,870    267,456
    Jeonbuk Bank, Ltd....................................... 126,539    740,248
   *Jinheung Savings Bank...................................  39,019    110,931
  #*Jinro, Ltd..............................................  34,360  1,153,242
    JS Cable Co., Ltd.......................................   4,540     38,491
   #JW Pharmaceutical Corp..................................  17,185    360,055
   #K.C. Tech Co., Ltd......................................  48,719    350,150
   *KC Cottrell Co., Ltd....................................   9,450    185,257
   *KCO Energy, Inc.........................................     120        569
  #*Keangnam Enterprises, Ltd...............................  25,833    345,774
  #*KEPCO Engineering & Construction Co., Inc...............  22,086  1,569,167
   #KEPCO Plant Service & Engineering Co., Ltd..............  25,698    979,922
   #Keyang Electric Machinery Co., Ltd......................  54,650    200,240
   #KG Chemical Corp........................................  16,760    140,161
  #*KIC, Ltd................................................  23,030     69,670
    KISCO Corp..............................................  10,860    333,283
    Kishin Corp.............................................  49,420    289,037
   #KISWIRE, Ltd............................................  17,602    876,572
    KIWOOM Securities Co., Ltd..............................  31,428  1,743,716
   *KleanNara Co., Ltd......................................   6,710     28,256
   #Kolon Corp..............................................  11,079    357,685
  #*Kolon Engineering & Construction Co., Ltd...............  53,320    257,975
   #Kolon Industries, Inc...................................  46,935  5,228,213
    Korea Cast Iron Pipe Co., Ltd...........................  36,370    146,827
  #*Korea Circuit Co., Ltd..................................  31,890    185,989
    Korea Cottrell Co., Ltd.................................  32,814    106,482
   *Korea Development Co., Ltd..............................  29,710    112,304
    Korea Development Leasing Corp..........................   7,597    154,652
    Korea Electric Terminal Co., Ltd........................  14,990    398,358
    Korea Export Packing Industries Co., Ltd................   3,990     42,149
   *Korea Express Co., Ltd..................................  24,769  2,384,041
    Korea Flange Co., Ltd...................................  11,900    234,888
    Korea Gas Corp..........................................  72,070  2,437,087
    Korea Investment Holdings Co., Ltd...................... 120,780  4,776,585
    Korea Iron & Steel Co., Ltd.............................   3,462    127,903
   #Korea Kolmar Co., Ltd...................................  56,797    429,741
  #*Korea Line Corp.........................................  25,769    169,380
   #Korea Petrochemical Industrial Co., Ltd.................   5,390    861,718
    Korea Reinsurance Co., Ltd.............................. 199,839  2,499,787
   *Korea Savings Bank......................................   7,079     48,929
   *Korea United Pharm, Inc.................................  23,310    191,467
   #Korean Air Terminal Service Co., Ltd....................   5,490    225,658
   #KP Chemical Corp........................................ 121,051  2,943,568
    KPX Chemical Co., Ltd...................................   4,639    268,865

                                     1441

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
  #*KPX Fine Chemical Co., Ltd..............................   4,476 $  160,841
    KPX Holdings Corp.......................................   2,637    139,368
   *KTB Investement & Securities Co., Ltd................... 160,620    546,200
   #Kukdo Chemical Co., Ltd.................................  10,026    667,563
   #Kumho Electric Co., Ltd.................................  10,802    294,302
  #*Kumho Industrial Co., Ltd...............................  10,245     88,376
   *Kumho Investment BANK................................... 145,230     85,239
  #*Kumho Tire Co., Inc.....................................  29,999    470,427
    Kumkang Industrial Co., Ltd.............................   1,730     21,488
    Kunsul Chemical Industrial Co., Ltd.....................   8,190    125,025
   #Kwang Dong Pharmaceutical Co., Ltd...................... 105,750    365,956
  #*Kwang Myung Electric Engineering Co., Ltd...............  58,300    120,252
   #Kyeryong Construction Industrial Co., Ltd...............  13,700    281,970
    Kyobo Securities Co., Ltd...............................  57,690    363,081
    Kyung Dong Navien Co., Ltd..............................   8,700     45,347
   #Kyungbang Co., Ltd......................................   1,956    220,747
   #Kyungdong City Gas Co., Ltd.............................   6,461    353,357
    Kyung-In Synthetic Corp.................................  62,430    211,413
    Kyungnam Energy Co., Ltd................................  28,770     98,157
   #LG Fashion Corp.........................................  47,865  2,133,986
  #*LG Hausys, Ltd..........................................  18,580  1,476,355
   #LG Innotek Co., Ltd.....................................  30,152  2,677,574
   #LG International Corp...................................  82,412  4,844,896
  #*LG Life Sciences, Ltd...................................  32,775  1,586,768
    LG Uplus Corp........................................... 720,590  3,635,068
    LIG Insurance Co., Ltd.................................. 102,650  2,547,188
    Livart Furniture Co., Ltd...............................  11,180     77,805
    Lotte Chilsung Beverage Co., Ltd........................   1,967  2,705,972
   #Lotte Confectionary Co., Ltd............................   2,186  3,732,055
   #Lotte Midopa Co., Ltd...................................  61,160  1,496,095
   *Lotte Non-Life Insurance Co., Ltd.......................  48,040    324,956
   #Lotte Sam Kang Co., Ltd.................................   1,998    826,326
  #*Lotte Tour Development Co., Ltd.........................   5,730    104,441
   #LS Corp.................................................  25,344  2,630,168
   #LS Industrial Systems Co., Ltd..........................  42,787  2,991,649
    Macquarie Korea Infrastructure Fund..................... 626,411  2,926,601
   *Manho Rope & Wire Co., Ltd..............................   3,950     70,424
   *Meritz Finance Holdings Co., Ltd........................  65,252    181,960
    Meritz Fire Marine Insurance Co., Ltd................... 228,355  2,640,102
    Meritz Securities Co., Ltd.............................. 578,515    503,819
    Mi Chang Oil Industrial Co., Ltd........................     981     46,992
    Mirae Asset Securities Co., Ltd.........................  68,964  3,200,069
   *Miwon Chemicals Co., Ltd................................   1,890     42,307
    Miwon Commercial Co., Ltd...............................     702     74,881
   *Miwon Specialty Chemical Co., Ltd.......................     448     59,075
   #Moorim P&P Co., Ltd.....................................  46,490    340,178
   #Moorim Paper Co., Ltd...................................  55,896    185,125
    Motonic Corp............................................  20,900    188,152
   #Namhae Chemical Corp....................................  63,074    849,279
  #*Namkwang Engineering & Construction Co., Ltd............  54,497    107,742
   *Namsun Aluminum Co., Ltd................................ 168,542    107,270
    Namyang Dairy Products Co., Ltd.........................   1,539  1,315,012
   *Nasan Co., Ltd..........................................  23,824     19,207
  #*National Plastic Co.....................................  56,060    159,449
    Nexen Corp..............................................   4,285    323,028
   #Nexen Tire Corp.........................................  95,310  1,671,167
    NH Investment & Securities Co., Ltd.....................  82,876    517,475
   *NICE Holdings Co., Ltd..................................      77      4,123
    NICE Information Service Co., Ltd.......................      97      2,367
   #NK Co., Ltd.............................................  39,780    193,393
   #Nong Shim Holdings Co., Ltd.............................   5,332    313,473

                                     1442

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
    NongShim Co., Ltd.......................................   8,969 $2,153,556
    Noroo Holdings Co., Ltd.................................  15,875    124,968
    Noroo Paint Co., Ltd....................................  14,277     46,472
  #*Orientbio, Inc.......................................... 106,060     93,673
   #ORION Corp..............................................  10,218  4,961,690
    Ottogi Corp.............................................   3,910    596,745
    Pacific Pharmaceutical Co., Ltd.........................   2,030     50,654
   *PaperCorea, Inc......................................... 147,900     92,945
   #Poongsan Corp...........................................  54,211  2,293,005
    Poongsan Holdings Corp..................................  11,707    387,727
    POSCO Coated & Color Steel Co., Ltd.....................   6,320    160,957
    Pulmuone Co., Ltd.......................................   2,916    115,586
   *Pum Yang Construction Co., Ltd..........................  12,016     37,229
    Pusan City Gas Co., Ltd.................................  15,320    284,093
  #*RNL BIO Co., Ltd........................................ 192,710  1,138,962
   #S&T Corp................................................  10,323    174,248
   #S&T Daewoo Co., Ltd.....................................  15,510    546,953
    S&T Dynamics Co., Ltd...................................  67,022  1,153,469
   #S&T Holdings Co., Ltd...................................  31,368    464,653
  #*S&T Motors Co., Ltd..................................... 156,480     97,007
   #S1 Corp.................................................  49,142  2,618,470
  #*Saehan Industries, Inc.................................. 651,800    768,732
    Saeron Automotive Corp..................................  30,790    146,706
   #Sajo Industries Co., Ltd................................   8,800    488,896
   *Sajodaerim Corp.........................................   7,480    152,631
   #Sam Jin Pharmaceutical Co., Ltd.........................  31,646    277,512
   #Sam Kwang Glass Industrial Co., Ltd.....................   5,795    426,147
   *Sam Lip General Foods Co., Ltd..........................   7,950    103,559
    Sam Yung Trading Co., Ltd...............................  19,817    119,099
   #Sambu Construction Co., Ltd.............................  12,062    125,592
   #Samchully Co., Ltd......................................   8,820    861,791
   #Samho Development Co., Ltd..............................  31,127     70,896
    Samhwa Crown & Closure Co., Ltd.........................     412      7,894
    Samhwa Paints Industrial Co., Ltd.......................  26,400     99,763
   #Samick Musical Instruments Co., Ltd..................... 146,160    217,724
   #Samick THK Co., Ltd.....................................  32,610    363,638
   #Samsung Climate Control Co., Ltd........................   6,810     47,771
   #Samsung Fine Chemicals Co., Ltd.........................  47,693  3,183,930
   #Samwha Capacitor Co., Ltd...............................  16,200    149,828
    Samwhan Corp............................................  20,890    176,413
   #Samyang Corp............................................  14,701  1,623,539
   #Samyang Foods Co., Ltd..................................  12,050    250,349
    Samyang Genex Co., Ltd..................................   4,129    300,867
    Samyang Tongsang Co., Ltd...............................   1,760     40,400
  #*Samyoung Chemical Co., Ltd..............................  51,020    293,814
   #Samyoung Electronics Co., Ltd...........................  26,480    304,999
   *SAVEZONE I&C Corp.......................................  12,100     27,852
  #*SBS Media Holdings Co., Ltd............................. 109,080    335,986
   #Seah Besteel Corp.......................................  30,771  1,937,163
    SeAH Holdings Corp......................................   4,622    759,352
   #SeAH Steel Corp.........................................   6,551    660,759
    Sebang Co., Ltd.........................................  27,545    472,063
   #Sejong Industrial Co., Ltd..............................  30,130    570,136
    Seoul City Gas Co., Ltd.................................   3,590    176,633
    Seowon Co., Ltd.........................................  44,810    164,282
  #*Serim Paper Manufacturing Co., Ltd......................  32,013     77,218
   #Sewon Cellontech Co., Ltd...............................  59,821    287,109
    Shell-Line Co., Ltd.....................................   7,600     26,939
    Shin Won Corp...........................................  91,390    110,425
    Shin Young Securities Co., Ltd..........................  11,500    368,724
  #*Shinhan Engineering & Construction Co., Ltd.............   3,676     16,844

                                     1443

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
    Shinpoong Pharmaceutical Co., Ltd.......................  51,700 $  202,295
    Shinsegae Engineering & Construction Co., Ltd...........   2,990     42,573
    Shinsegae Information & Communication Co., Ltd..........   2,612    138,166
   #Shinsung Solar Energy Co., Ltd..........................  71,740    438,733
   #Silla Trading Co., Ltd..................................  14,640    208,144
   #Sindo Ricoh Co., Ltd....................................  11,169    525,796
    SJM Co., Ltd............................................  12,687    116,026
    SJM Holdings Co., Ltd...................................  11,641     43,109
   #SK Chemicals Co., Ltd...................................  41,525  3,145,686
   #SK Gas Co., Ltd.........................................   9,960    667,907
    SK Networks Co., Ltd.................................... 269,240  3,292,393
   #SKC Co., Ltd............................................  56,817  3,755,750
   #SL Corp.................................................  24,960    639,462
   *Solomon Savings Bank....................................  11,267     31,909
   #Songwon Industrial Co., Ltd.............................  26,480    460,530
   *Ssangyong Cement Industrial Co., Ltd....................  79,381    497,650
    STX Corp................................................  95,858  1,864,880
   #STX Engine Co., Ltd.....................................  59,422  1,592,381
   #STX Offshore & Shipbuilding Co., Ltd.................... 145,560  3,357,215
   #STX Pan Ocean Co., Ltd.................................. 332,460  2,503,500
    Suheung Capsule Co., Ltd................................  19,000    216,232
  #*Sung Jin Geotec Co., Ltd................................  39,150    638,510
  #*Sung Shin Cement Co., Ltd...............................  25,380     80,175
   *Sungchang Enterprise Holdings, Ltd......................   8,030    106,923
   *Sungjee Construction Co., Ltd...........................   1,184     94,671
  #*Sunjin Co., Ltd.........................................  11,625     99,237
   *Sunjin Holdings Co., Ltd................................   1,979     46,972
    Sunkyong Securities Co., Ltd............................ 633,890  1,047,804
    Tae Kwang Industrial Co., Ltd...........................     994  1,601,632
   #Tae Kyung Industrial Co., Ltd...........................  33,700    125,051
   #Taeyoung Engineering & Construction Co., Ltd............ 129,830    886,130
  #*Tai Han Electric Wire Co., Ltd.......................... 248,653  1,352,865
    Tai Lim Packaging Industries Co., Ltd................... 125,830    167,586
  #*TCC Steel...............................................  18,255    128,103
   *Tec & Co................................................ 250,710     37,994
   *Teems, Inc..............................................   2,488     28,925
    Telcoware Co., Ltd......................................   9,000     63,855
   *Tong Yang Life Insurance................................  73,570    979,147
   *Tong Yang Major Corp.................................... 353,178    662,270
  #*Tong Yang Moolsan Co., Ltd..............................  11,270    294,951
    Tong Yang Securities, Inc............................... 228,816  1,392,493
   *Trigem Computer, Inc....................................       2         --
   #TS Corp.................................................  13,200    343,325
    Uangel Corp.............................................  12,280     39,861
   #Unid Co., Ltd...........................................   7,745    523,830
    Union Steel Manufacturing Co., Ltd......................  13,912    329,172
  #*VGX International, Inc..................................  23,020     24,273
   *Visang Education, Inc...................................   2,290     21,413
   *Whanin Pharmaceutical Co., Ltd..........................  29,150    228,397
    Woongjin Coway Co., Ltd................................. 143,810  5,552,401
  #*Woongjin Holdings Co., Ltd.............................. 119,257    887,651
  #*Woongjin Thinkbig Co., Ltd..............................  45,289    791,509
    Woori Financial Co., Ltd................................  23,600    380,990
    Woori Investment & Securities Co., Ltd.................. 257,790  4,614,926
    WooSung Feed Co., Ltd...................................  17,000     24,502
    YESCO Co., Ltd..........................................   5,950    149,099
    Yoosung Enterprise Co., Ltd.............................  34,546    108,333
   #Youlchon Chemical Co., Ltd..............................  32,710    271,396
    Young Poong Corp........................................   2,754  3,178,050
   *Young Poong Mining & Construction Corp..................   1,580         82
    Young Poong Paper Manufacturing Co., Ltd................     570      7,504

                                     1444

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
   #Youngone Corp.......................................    60,704 $  1,133,499
   #Youngone Holdings Co., Ltd..........................    21,846      960,670
    Yuhan Corp..........................................    24,084    3,345,375
    Yuhwa Securities Co., Ltd...........................    12,910      174,095
  #*Yungjin Pharm Co., Ltd..............................   198,412      200,133
   *ZeroOne Interactive Co., Ltd........................     3,200           46
                                                                   ------------
TOTAL SOUTH KOREA.......................................            333,424,026
                                                                   ------------
TAIWAN -- (12.5%)
   *A.G.V. Products Corp................................   987,801      471,317
    Ability Enterprise Co., Ltd.........................   859,076    1,183,687
   *Abocom Systems, Inc.................................       470           98
    Acbel Polytech, Inc.................................   777,599      556,407
    Accton Technology Corp.............................. 1,029,000      639,043
    Ace Pillar Co., Ltd.................................   110,400      269,861
   *Action Electronics Co., Ltd.........................   582,000      234,095
    Adlink Technology, Inc..............................   213,900      394,342
    Advancetek Enterprise Co., Ltd......................   213,000      228,365
   *Advantech Co., Ltd..................................    20,100       67,932
   *ALI Corp............................................   559,000      717,721
    Allis Electric Co., Ltd.............................   298,000      111,622
    Alpha Networks, Inc.................................   653,763      511,688
    Altek Corp..........................................   787,624      991,850
    Ambassador Hotel (The)..............................   597,000      833,542
   *Ampoc Far East Co., Ltd.............................   195,444      141,348
    Amtran Technology Co., Ltd.......................... 1,783,011    1,408,932
   *APCB, Inc...........................................   205,000      206,295
    Apex Biotechnology Corp.............................   205,380      469,729
   *Apex Medical Corp...................................   104,500      132,988
    Apex Science & Engineering Corp.....................   255,960       97,713
   *Arima Communications Corp...........................   665,000      474,037
   *Arima Optoelectronics Corp..........................   483,195      143,591
    Asia Chemical Corp..................................   559,000      328,612
   *Asia Optical Co., Inc...............................   530,000      780,962
    Asia Polymer Corp...................................   595,123    1,197,578
    Asia Vital Components Co., Ltd......................   541,958      501,918
    ASROCK, Inc.........................................    90,000      368,686
    Aten International Co., Ltd.........................   197,479      527,645
    Audix Corp..........................................   220,000      242,150
    Aurora Corp.........................................   541,499    1,070,591
    Aurora Systems Corp.................................   244,244      259,608
   *AV Tech Corp........................................    88,000      286,657
   *Avermedia Technologies, Inc.........................   498,446      466,636
    Avision, Inc........................................   383,000      204,575
    Awea Mechantronic Co., Ltd..........................    84,000       99,564
   *Bank of Kaohsiung...................................   423,000      203,764
   *Basso Industry Corp., Ltd...........................   232,000      165,729
    BES Engineering Corp................................ 3,309,750    1,143,645
    Biostar Microtech International Corp................   312,975      194,278
   *Bright Led Electronics Corp.........................   294,520      228,883
    C Sun Manufacturing, Ltd............................   255,221      223,269
    Cameo Communications, Inc...........................   416,810      158,264
    Capital Securities Corp............................. 3,526,736    1,773,717
   *Career Technology (MFG.) Co., Ltd...................   588,000    1,349,043
   *Carnival Industrial Corp............................   656,000      241,179
    Cathay Chemical Works, Inc..........................    30,000       14,310
    Cathay Real Estate Development Co., Ltd............. 1,687,000      907,025
    Central Reinsurance Co., Ltd........................   826,402      498,336
    Chain Qui Development Co., Ltd......................   251,083      213,069
    Champion Building Materials Co., Ltd................   724,851      575,419
   *Chang Wah Electromaterials, Inc.....................    67,980      220,050

                                     1445

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
    Charoen Pokphand Enterprises Co., Ltd................    419,000 $  258,508
    Cheng Loong Corp.....................................  2,315,383  1,043,969
    Cheng Uei Precision Industry Co., Ltd................    871,720  2,632,814
   *Chenming Mold Industrial Corp........................    297,437    384,614
    Chia Hsin Cement Corp................................  1,122,360    732,011
   *Chia Hsin Food & Synthetic Fiber Co., Ltd............     97,211         --
    Chicony Electronics Co., Ltd.........................  1,080,246  2,070,134
    Chien Kuo Construction Co., Ltd......................    565,872    359,099
   *Chien Shing Stainless Steel Co., Ltd.................    417,000     81,103
    Chilisin Electronics Corp............................    257,535    167,312
    China Chemical & Pharmaceutical Co...................    563,000    456,023
   *China Ecotek Corp....................................    170,000    360,560
    China Electric Manufacturing Co., Ltd................    694,900    598,703
    China General Plastics Corp..........................    665,000    310,239
    China Glaze Co., Ltd.................................    361,139    237,951
    China Hi-Ment Corp...................................    308,348    438,507
   *China Man-Made Fiber Co., Ltd........................  2,598,879  1,235,451
    China Metal Products Co., Ltd........................    575,339    568,982
    China Motor Co., Ltd.................................  1,453,609  1,693,755
   *China Rebar Co., Ltd.................................     55,174         --
    China Steel Chemical Corp............................    412,554  2,347,111
    China Steel Structure Co., Ltd.......................    306,000    296,689
    China Synthetic Rubber Corp..........................  1,145,563  1,161,998
   *China United Trust & Investment Corp.................    164,804         --
   *China Wire & Cable Co., Ltd..........................    531,000    197,890
   *Chinese Maritime Transport, Ltd......................    422,850    717,488
   *Ching Feng Home Fashions Industries Co., Ltd.........    199,403     36,959
    Chin-Poon Industrial Co., Ltd........................    860,207    674,370
   *Chipbond Technology Corp.............................     25,000     29,055
    Chong Hong Construction Co...........................    347,580  1,099,895
   *Chou Chin Industrial Co., Ltd........................        825         --
   *Chroma Ate, Inc......................................    675,821  1,701,738
   *Chun Yu Works & Co., Ltd.............................    469,000    164,168
    Chun Yuan Steel Industrial Co., Ltd..................  1,046,536    548,590
    Chung Hsin Electric & Machinery Co., Ltd.............    875,000    542,070
   *Chung Hung Steel Corp................................  1,893,979    894,771
   *Chung Hwa Pulp Corp..................................  1,143,594    590,864
   *Chungwa Picture Tubes Co., Ltd....................... 11,175,000  1,334,386
   *Chuwa Wool Industry Co., Ltd.........................    146,515    161,444
    Clevo Co., Ltd.......................................    905,000  1,764,186
   *CMC Magnetics Corp...................................  6,770,960  1,360,692
   *Collins Co., Ltd.....................................    462,700    258,066
   *Compal Communications, Inc...........................    640,000    776,282
   *Compeq Manufacturing Co., Ltd........................  2,397,000  1,235,581
   *Continental Holdings Corp............................  1,297,067    569,054
   *Cosmo Electronics Corp...............................    214,137    214,610
   *Cosmos Bank Taiwan...................................    262,740     65,294
    Coxon Precise Industrial Co., Ltd....................    234,000    406,543
    CSBC Corp. Taiwan....................................    778,000    722,961
    CTCI Corp............................................  1,071,013  1,444,448
    CviLux Corp..........................................     86,450    135,561
   *CX Technology Co., Ltd...............................     62,368     25,547
   *Cyberlink Corp.......................................    230,025    746,003
    Cybertan Technology, Inc.............................    653,779    767,380
    DA CIN Construction Co., Ltd.........................    482,711    291,373
    Darfon Electronics Corp..............................    582,550    573,327
   *Davicom Semiconductor, Inc...........................    127,345     92,175
   *De Licacy Industries Co., Ltd........................     70,000     22,901
    Delpha Construction Co., Ltd.........................    455,410    227,548
    Depo Auto Parts Industrial Co., Ltd..................    213,000    462,878
   *Der Pao Construction Co., Ltd........................    476,000     13,536

                                     1446

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    Diamond Flower Electric Instrument Co., Ltd...........   203,524 $  178,826
    D-Link Corp........................................... 1,474,665  1,299,216
    Dynamic Electronics Co., Ltd..........................   506,000    260,513
   *Eastern Media International Corp...................... 2,366,337    415,926
    Eclat Textile Co., Ltd................................   276,146    481,013
    Edom Technology Co., Ltd..............................   238,776     91,115
   *Elan Microelectronics Corp............................   874,715  1,022,497
   *E-Lead Electronic Co., Ltd............................   141,942    148,867
    E-LIFE MALL Corp., Ltd................................   145,000    285,102
   *Elite Advanced Laser Corp.............................   143,000    318,170
    Elite Material Co., Ltd...............................   534,160    500,492
   *Elite Semiconductor Memory Technology, Inc............   516,200    614,233
    Elitegroup Computer Systems Co., Ltd.................. 1,605,182    517,436
   *Enlight Corp..........................................    44,969      4,838
   *EnTie Commercial Bank.................................   812,603    410,676
    Eternal Chemical Co., Ltd............................. 1,553,794  1,642,024
   *Everest Textile Co., Ltd..............................   830,562    189,984
    Everfocus Electronics Corp............................    89,000     44,560
    Evergreen International Storage & Transport Corp...... 1,691,000  1,456,434
    Everlight Chemical Industrial Corp....................   720,500    610,406
    Everlight Electronics Co., Ltd........................   831,000  1,789,196
   *Everspring Industry Co., Ltd..........................   255,000     76,619
   *Evertop Wire Cable Corp...............................    45,461      9,760
   *Excel Cell Electronics Co., Ltd.......................   143,000     76,844
    Excelsior Medical Co., Ltd............................   159,140    470,665
    Far Eastern International Bank........................ 3,743,096  1,856,866
   *Faraday Technology Corp...............................   675,000    874,676
   *Farglory F T Z Investment Holding Co., Ltd............   174,000    173,676
   *Favite, Inc...........................................   109,080     83,510
    Federal Corp..........................................   801,623    561,799
   *Feng Hsin Iron & Steel Co., Ltd.......................   949,100  1,755,116
    Feng Tay Enterprise Co., Ltd..........................   839,054    779,870
   *FIC Global, Inc.......................................     9,551      3,241
    First Copper Technology Co., Ltd......................   703,000    307,161
    First Hotel...........................................   463,200    426,225
    First Insurance Co., Ltd..............................   729,179    444,636
    First Steamship Co., Ltd..............................   335,200    866,384
   *FLEXium Interconnect, Inc.............................   265,636    848,391
    Flytech Technology Co., Ltd...........................   129,937    367,008
   *Forhouse Corp......................................... 1,016,635    670,478
   *Formosa Advanced Technologies Co., Ltd................   320,000    367,174
    Formosa Epitaxy, Inc..................................   677,811    598,390
    Formosa International Hotels Corp.....................    49,800    835,845
   *Formosa Oilseed Processing Co., Ltd...................   275,671    146,684
    Formosan Rubber Group, Inc............................   964,000    950,398
   *Formosan Union Chemical Corp..........................   534,000    439,836
   *Fortune Electric Co., Ltd.............................   502,078    381,334
   *Founding Construction & Development Co., Ltd..........   371,978    289,420
   *Froch Enterprise Co., Ltd.............................   396,000    209,817
   *FU I Industrial Co., Ltd..............................    97,900     33,618
    Fullerton Technology Co., Ltd.........................   200,601    222,739
    Fwusow Industry Co., Ltd..............................   482,920    273,969
    G Shank Enterprise Co., Ltd...........................   406,013    274,629
    Gamma Optical Co., Ltd................................   115,800     47,339
    Gem Terminal Industries Co., Ltd......................   302,386    199,758
   *Gemtek Technology Corp................................   658,019    744,419
    General Plastic Industrial Co., Ltd...................   114,554    113,986
   *Genesis Photonics, Inc................................   383,501    956,042
   *Genius Electronic Optical Co., Ltd....................    84,030    932,099
    GeoVision, Inc........................................    74,774    284,116
    Getac Technology Corp.................................   911,360    407,795

                                     1447

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
    Giant Manufacture Co., Ltd...........................    660,776 $2,649,169
   *Giantplus Technology Co., Ltd........................    507,900    251,760
    Giga Solution Tech Co., Ltd..........................    148,000     88,293
    Giga Storage Corp....................................    546,601    701,728
    Giga-Byte Technology Co., Ltd........................  1,390,800  1,553,589
    Gintech Energy Corp..................................    742,930  1,626,236
   *Global Brands Manufacture, Ltd.......................    496,710    291,275
   *Global Mixed Mode Technology, Inc....................    151,000    501,134
    Global Unichip Corp..................................    173,000    690,319
    Globe Union Industrial Corp..........................    443,944    370,996
   *Gold Circuit Electronics, Ltd........................  1,039,227    445,157
    Goldsun Development & Construction Co., Ltd..........  3,174,723  1,757,559
    Good Will Instrument Co., Ltd........................    165,044    122,901
    Grand Pacific Petrochemical Corp.....................  1,689,000  1,183,500
    Grape King, Inc......................................    215,000    392,911
    Great China Metal Industry Co., Ltd..................    462,000    674,815
   *Great Taipei Gas Co., Ltd............................    846,000    522,312
    Great Wall Enterprise Co. Ltd........................    831,275  1,100,125
   *Greatek Co., Ltd.....................................  1,246,688  1,083,506
   *Green Energy Technology, Inc.........................    431,033  1,205,936
   *GTM Corp.............................................    358,000    268,123
    Hannstar Board Corp..................................    525,096    301,480
   *HannStar Display Corp................................ 12,463,738  1,563,063
   *HannsTouch Solution, Inc.............................  1,625,130  1,051,940
    Hanpin Co., Ltd......................................    120,800     61,659
   *Harvatek Corp........................................    371,659    305,048
    Hey Song Corp........................................  1,131,000  1,373,175
    Highwealth Construction Corp.........................     49,871    113,955
   *Hiti Digital, Inc....................................    179,000    169,384
    Hitron Technologies, Inc.............................    251,213    166,591
   *Ho Tung Holding Corp.................................  1,197,275    864,269
   *Hocheng Corp.........................................    641,700    242,402
   *Hold-Key Electric Wire & Cable Co., Ltd..............    347,191    182,860
   *Holiday Entertainment Co., Ltd.......................    201,800    327,642
    Holtek Semiconductor, Inc............................    357,000    481,990
    Holy Stone Enterprise Co., Ltd.......................    722,183    841,876
   *Hong Ho Precision Textile Co., Ltd...................     89,000     68,244
    Hong Tai Electric Industrial Co., Ltd................    567,000    260,623
   *Hong Yi Fiber Industry Co., Ltd......................    164,653     76,641
    Honmyue Enterprise Co., Ltd..........................    139,080     53,749
   *Hota Industrial Manufacturing Co., Ltd...............    271,000    126,090
    Hsin Kuang Steel Co., Ltd............................    520,443    505,251
    Hsing Ta Cement Co., Ltd.............................    620,000    245,292
    Hua Eng Wire & Cable Co., Ltd........................  1,015,565    369,827
    Huaku Development Co., Ltd...........................    503,937  1,500,866
    Huang Hsiang Construction Co.........................    324,800    937,913
    Hung Ching Development & Construction Co., Ltd.......    449,000    326,188
    Hung Poo Construction Corp...........................    490,658    723,095
    Hung Sheng Construction Co., Ltd.....................  1,289,400    800,724
   *Hwa Fong Rubber Co., Ltd.............................    547,670    182,180
    Ichia Technologies, Inc..............................    763,000    384,226
   *I-Chiun Precision Industry Co., Ltd..................    442,313    275,614
    ICP Electronics, Inc.................................    328,000    479,192
    Infortrend Technology, Inc...........................    569,163    651,444
   *Inotera Memories, Inc................................  1,007,000    274,356
    Inventec Appliances Corp.............................    363,000    289,669
   *I-Sheng Electric Wire & Cable Co., Ltd...............    235,000    297,390
   *ITE Technology, Inc..................................    378,408    511,367
   *ITEQ Corp............................................    546,299    735,208
    Jean Co., Ltd........................................    226,000     64,184
   *Jenn Feng New Energy Co., Ltd........................    234,000    271,581

                                     1448

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    Jess-Link Products Co., Ltd...........................   306,900 $  542,685
   *Johnson Health Tech Co., Ltd..........................   131,000    304,155
   *Jui Li Enterprise Co., Ltd............................   346,080    135,441
    K Laser Technology, Inc...............................   295,693    126,890
    Kang Na Hsiung Enterprise Co., Ltd....................   305,020    187,355
   *Kao Hsing Chang Iron & Steel Corp.....................   784,000    141,349
    Kaulin Manufacturing Co., Ltd.........................   274,330    308,964
    Kee Tai Properties Co., Ltd...........................   898,473    676,590
    Kenda Rubber Industrial Co., Ltd......................   934,101  1,423,819
    Kian Shen Corp........................................    99,750    202,596
   *King Core Electronics, Inc............................    31,310     27,307
   *King Slide Works Co., Ltd.............................   100,550    426,990
   *King Yuan Electronics Co., Ltd........................ 2,987,979  1,303,355
    Kingdom Construction Co., Ltd.........................   889,000    864,515
   *King's Town Bank...................................... 2,132,701  1,406,003
   *King's Town Construction Co., Ltd.....................   588,987    633,134
    Kinik Co..............................................   196,000    335,011
   *Kinko Optical Co., Ltd................................   237,000    373,642
   *Kinpo Electronics, Inc................................ 2,905,157    862,112
    Kinsus Interconnect Technology Corp...................    47,000    194,138
   *Knowledge-Yield-Excellence Systems Corp...............   511,903    267,087
   *KS Terminals, Inc.....................................   186,558    149,196
   *Kung Long Batteries Industrial Co., Ltd...............    98,000    194,960
   *Kuoyang Construction Co., Ltd.........................   717,000    533,676
   *Kwong Fong Industries Corp............................   827,200    367,557
    L&K Engineering Co., Ltd..............................   315,048    374,067
    Lan Fa Textile Co., Ltd...............................   687,933    359,278
    LCY Chemical Corp.....................................    61,110    151,798
   *Lead Data Co., Ltd....................................   494,858     44,895
   *Leader Electronics, Inc...............................   225,801    101,462
   *Leadtek Research, Inc.................................    89,961     21,818
    Leadtrend Technology Corp.............................    59,699    155,018
    Lealea Enterprise Co., Ltd............................ 1,337,101    770,061
    Ledtech Electronics Corp..............................   187,402    155,288
    Lee Chi Enterprises Co., Ltd..........................   409,000    187,268
   *Lelon Electronics Corp................................   234,000    181,362
   *Leofoo Development Co., Ltd...........................   507,000    336,069
    Les Enphants Co., Ltd.................................   360,683    502,047
   *Li Peng Enterprise Co., Ltd...........................   967,824    513,313
    Lian Hwa Foods Corp...................................   163,000    262,892
    Lien Chang Electronic Enterprise Co., Ltd.............   117,105     43,867
   *Lien Hwa Industrial Corp.............................. 1,196,783    979,676
    Lingsen Precision Industries, Ltd.....................   784,506    534,986
   *LITE-ON IT Corp....................................... 1,333,326  1,610,897
   *Lite-On Semiconductor Corp............................   625,730    379,112
   *Long Bon International Co., Ltd.......................   829,945    360,122
    Long Chen Paper Co., Ltd.............................. 1,073,674    398,801
   *Lotes Co., Ltd........................................    98,778    307,774
    Lucky Cement Corp.....................................   645,000    160,559
   *Lumax International Corp., Ltd........................   148,805    407,844
    Makalot Industrial Co., Ltd...........................   287,202    710,066
    Marketech International Corp..........................   295,000    253,935
    Masterlink Securities Corp............................ 2,296,000    987,397
   *Maxtek Technology Co., Ltd............................   116,000    103,187
    Mayer Steel Pipe Corp.................................   336,377    238,908
    Maywufa Co., Ltd......................................   170,322     93,344
    Meiloon Co., Ltd......................................   399,053    192,396
    Mercuries & Associates, Ltd........................... 1,036,850  1,409,717
   *Mercuries Data Systems, Ltd...........................   302,000    138,936
   *Merida Industry Co., Ltd..............................   432,170  1,073,239
    Merry Electronics Co., Ltd............................   259,363    337,184

                                     1449

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
   *Microelectronics Technology, Inc......................   947,527 $  404,296
    Micro-Star International Co., Ltd..................... 2,403,075  1,205,031
   *Min Aik Technology Co., Ltd...........................   320,316    880,278
    Mirle Automation Corp.................................   263,096    271,092
    Mitac International Corp.............................. 2,893,000  1,144,105
    Mobiletron Electronics Co., Ltd.......................   135,000    138,500
   *Mosel Vitelic, Inc.................................... 1,606,644    369,448
   *Mospec Seminconductor Corp............................   155,000     59,998
    Nak Sealing Technologies Corp.........................   121,954    248,911
    Namchow Chemical Industrial Co., Ltd..................   473,000    594,801
   *Nankang Rubber Tire Co., Ltd.......................... 1,075,051  2,198,090
    Nantex Industry Co., Ltd..............................   491,544    572,281
   *Nanya Technology Corp................................. 1,235,000    286,851
    National Petroleum Co., Ltd...........................   455,824    565,594
   *Neo Solar Power Corp..................................   715,000    947,802
   *New Asia Construction & Development Co., Ltd..........   342,618    168,935
   *Nichidenbo Corp.......................................   143,350    141,018
    Nien Hsing Textile Co., Ltd...........................   783,000    638,546
   *Ocean Plastics Co., Ltd...............................   342,200    267,339
   *Optimax Technology Corp...............................       360         20
   *Opto Tech Corp........................................ 1,195,886    601,138
   *Orient Semiconductor Electronics, Ltd.................   986,000    245,821
    Oriental Union Chemical Corp.......................... 1,095,788  1,973,819
    Orise Technology Co., Ltd.............................   107,000    156,313
   *Pacific Construction Co., Ltd......................... 1,054,000    175,679
   *Pan Jit International, Inc............................   752,541    744,180
   *Pan-International Industrial Corp.....................   859,894  1,137,873
   *Paragon Technologies Co., Ltd.........................   171,449    205,429
    PChome Online, Inc....................................    59,263    389,147
    Phihong Technology Co., Ltd...........................   448,901    782,106
   *Phytohealth Corp......................................   206,000    347,071
   *Picvue Electronics, Ltd...............................    72,760         --
   *Pihsiang Machinery Manufacturing Co., Ltd.............   262,534    393,429
    Plotech Co., Ltd......................................   177,000    107,077
    Polaris Securities Co., Ltd........................... 4,500,762  3,371,389
    Polytronics Technology Corp...........................   126,027    262,207
   *Potrans Electrical Corp...............................   228,000     34,474
   *Power Quotient International Co., Ltd.................   480,000    236,372
   *Powercom Co., Ltd.....................................   329,000    440,341
    Powertech Industrial Co., Ltd.........................   140,000    176,870
   *Precision Silicon Corp................................   130,000    112,405
    President Securities Corp............................. 2,270,680  1,646,929
    Prince Housing & Development Corp..................... 1,681,053  1,721,356
   *Procomp Informatics, Ltd..............................    21,675         --
   *Prodisc Technology, Inc............................... 1,707,199     10,065
    Promate Electronic Co., Ltd...........................   269,000    178,142
    Promise Technology, Inc...............................   238,286    207,950
   *Protop Technology Co., Ltd............................   192,000      1,398
   *Qisda Corp............................................ 4,176,900  1,386,115
   *Quintain Steel Co., Ltd...............................   556,750    198,849
    Radiant Opto-Electronics Corp.........................   938,248  3,679,415
    Radium Life Tech Corp................................. 1,382,168  1,919,749
    Ralec Electronic Corp.................................    97,209    149,777
    Ralink Technology Corp................................    48,960    138,242
   *Realtek Semiconductor Corp............................   999,000  1,823,615
   *Rechi Precision Co., Ltd..............................   430,000    343,359
   *Rexon Industrial Corp., Ltd...........................   469,000     91,975
   *Richtek Technology Corp...............................   316,000  2,006,106
   *Ritek Corp............................................ 6,760,387  1,662,167
    Roundtop Machinery Industries Co., Ltd................    22,000     15,603
    Ruentex Development Co., Ltd.......................... 1,066,000  1,597,360

                                     1450

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
   *Sainfoin Technology Corp..............................   131,260 $       --
   *Sampo Corp............................................ 1,376,327    489,091
   *San Fang Chemical Industry Co., Ltd...................   365,583    405,044
    Sanyang Industrial Co., Ltd........................... 1,643,046  1,201,121
    Sanyo Electric Taiwan Co., Ltd........................   503,000    619,133
   *SCI Pharmtech, Inc....................................    65,000    156,839
    SDI Corp..............................................   274,000    290,869
    Senao International Co., Ltd..........................   375,541  2,235,886
   *Sercomm Corp..........................................   277,000    371,809
   *Shan-Loong Transportation Co., Ltd....................    24,000     17,058
    Sheng Yu Steel Co., Ltd...............................   552,980    377,018
   *ShenMao Technology, Inc...............................   144,162    269,880
   *Shih Wei Navigation Co., Ltd..........................   400,598    541,936
    Shihlin Electric & Engineering Corp...................   895,000  1,117,217
   *Shihlin Paper Corp....................................   418,000    947,360
    Shin Shin Co., Ltd....................................    49,000     45,762
   *Shin Zu Shing Co., Ltd................................   276,144    746,459
   *Shining Building Business Co., Ltd....................   368,900    677,820
    Shinkong Insurance Co., Ltd...........................   542,131    368,538
    Shinkong Synthetic Fibers Co., Ltd.................... 3,569,784  1,585,920
   *Shuttle, Inc..........................................   435,152    202,332
    Sigurd Microelectronics Corp..........................   794,974    688,626
    Silicon Integrated Systems Corp....................... 1,490,820    750,569
   *Silitech Technology Corp..............................   252,627    566,335
    Sinbon Electronics Co., Ltd...........................   340,000    247,659
    Sincere Navigation Corp...............................   575,786    649,928
    Sinkang Industries, Ltd...............................   259,805    139,815
    Sinkong Textile Co., Ltd..............................   469,542    745,764
    Sinon Corp............................................   761,510    353,871
    Sinphar Pharmaceutical Co., Ltd.......................   187,184    201,016
    Sinyi Realty Co., Ltd.................................   457,073    872,989
   *Sitronix Technology Corp..............................   229,879    300,578
   *Siward Crystal Technology Co., Ltd....................   255,013    120,565
   *Solomon Technology Corp...............................   281,138    119,808
   *Solytech Enterprise Corp..............................   367,600    172,014
    Sonix Technology Co., Ltd.............................   352,000    582,616
   *South East Soda Manufacturing Co., Ltd................   279,250    354,199
    Southeast Cement Co., Ltd.............................   899,700    390,135
    SPI Electronic Co., Ltd...............................   375,886    371,089
    Spirox Corp...........................................   229,000    140,227
    Springsoft, Inc.......................................   450,000    517,709
    Standard Chemical & Pharmaceutical Co., Ltd...........   212,684    220,608
    Standard Foods Taiwan, Ltd............................   613,703  2,851,873
    Star Comgistic Capital Co., Ltd.......................   194,785    214,776
    Stark Technology, Inc.................................   226,860    230,943
    Sunonwealth Electric Machine Industry Co., Ltd........   339,487    295,425
   *Sunplus Technology Co., Ltd........................... 1,202,000    614,875
   *Sunrex Technology Corp................................   612,736    553,581
    Sunspring Metal Corp..................................   132,000    153,295
   *Super Dragon Technology Co., Ltd......................   146,000    199,624
    Supreme Electronics Co., Ltd..........................   397,000    275,418
    Sweeten Construction Co., Ltd.........................    74,889     46,465
    Syscom Computer Engineering Co........................    30,000     12,529
    Sysware Systex Corp...................................   261,388    353,973
    T.JOIN Transportation Co., Ltd........................   802,000    951,033
    Ta Chen Stainless Pipe Co., Ltd....................... 1,310,954    854,140
   *Ta Chong Bank, Ltd.................................... 4,025,769  1,543,223
    Ta Ya Electric Wire & Cable Co., Ltd.................. 1,144,858    380,665
    Ta Yih Industrial Co., Ltd............................   194,000    473,873
    Tah Hsin Industrial Corp..............................   447,000    478,258
   *TAI Roun Products Co., Ltd............................   229,000    109,988

                                     1451

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    TA-I Technology Co., Ltd..............................   315,637 $  285,052
   *Taichung Commercial Bank.............................. 2,953,663  1,163,305
    Tainan Enterprises Co., Ltd...........................   263,370    365,335
    Tainan Spinning Co., Ltd.............................. 2,529,600  1,701,834
    Taisun Enterprise Co., Ltd............................   563,680    430,077
   *Taita Chemical Co., Ltd...............................   452,170    300,168
    Taiwan Acceptance Corp................................   229,480    630,315
   *Taiwan Business Bank.................................. 3,532,880  1,353,507
    Taiwan Cogeneration Corp..............................   806,566    524,649
    Taiwan Fire & Marine Insurance Co., Ltd...............   614,338    520,858
   *Taiwan Flourescent Lamp Co., Ltd......................   176,000     18,189
   *Taiwan Fu Hsing Industrial Co., Ltd...................    83,000     56,674
    Taiwan Hon Chuan Enterprise Co., Ltd..................   507,814  1,526,919
   *Taiwan Kolin Co., Ltd................................. 1,356,000         --
   *Taiwan Land Development Corp..........................   844,366    491,934
   *Taiwan Life Insurance Co., Ltd........................   827,840    868,084
    Taiwan Line Tek Electronic Co., Ltd...................    94,980     89,064
    Taiwan Mask Corp......................................   506,412    194,580
   *Taiwan Navigation Co., Ltd............................   610,777    678,008
    Taiwan Paiho Co., Ltd.................................   549,165    590,271
   *Taiwan Pulp & Paper Corp..............................   774,000    380,908
    Taiwan Sakura Corp....................................   557,905    412,190
    Taiwan Secom Co., Ltd.................................   710,332  1,315,267
    Taiwan Sogo Shinkong Security Co., Ltd................   538,278    488,880
    Taiwan Styrene Monomer Corp........................... 1,277,303    574,240
    Taiwan Tea Corp....................................... 1,387,897    984,293
    Taiyen Biotech Co., Ltd...............................   438,000    437,721
   *Tatung Co., Ltd....................................... 5,351,455  2,744,729
   *Teapo Electronic Corp.................................   145,625     31,749
    Teco Electric & Machinery Co., Ltd.................... 4,295,000  3,069,570
   *Tecom, Ltd............................................   447,114     52,908
    Ten Ren Tea Co., Ltd..................................   123,980    245,397
   *Test Research, Inc....................................   301,152    456,944
    Test-Rite International Co., Ltd......................   794,438    730,765
   *Thinking Electronic Industrial Co., Ltd...............   184,204    250,150
   *Thye Ming Industrial Co., Ltd.........................   280,360    386,543
    TNC Industrial Corp., Ltd.............................   176,000    208,769
    Ton Yi Industrial Corp................................ 2,611,644  1,722,347
    Tong Hsing Electronic Industries, Ltd.................   210,963    861,808
   *Tong Yang Industry Co., Ltd...........................   795,384  1,056,130
    Tong-Tai Machine & Tool Co., Ltd......................   359,640    521,845
    Topco Scientific Co., Ltd.............................   299,100    496,859
   *Topoint Technology Co., Ltd...........................   251,000    238,487
    Transcend Information, Inc............................   426,651  1,155,843
    Tsann Kuen Enterprise Co., Ltd........................   232,686    549,004
    TSRC Corp.............................................    72,800    197,250
    TTET Union Corp.......................................   264,000    479,242
   *Tung Ho Spinning, Weaving & Dyeing Co., Ltd...........   382,000    176,191
    Tung Ho Steel Enterprise Corp......................... 1,740,000  1,980,430
   *Twinhead International Corp...........................       500         68
    TXC Corp..............................................   633,386  1,038,397
    TYC Brother Industrial Co., Ltd.......................   557,601    272,587
   *Tycoons Group Enterprise Co., Ltd.....................   836,182    232,653
   *Tyntek Corp...........................................   694,621    355,398
    Tze Shin International Co., Ltd.......................   339,444    153,019
   *Union Bank of Taiwan.................................. 2,464,593    893,664
   *Union Insurance Co., Ltd..............................   274,129    220,637
    Unitech Electronics Co., Ltd..........................   250,804    126,207
   *Unitech Printed Circuit Board Corp.................... 1,125,370    656,401
    United Integration Service Co., Ltd...................   446,439    492,465
   *Unity Opto Technology Co., Ltd........................   638,468    782,110

                                     1452

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
    Universal Cement Corp..............................    944,191 $    583,310
   *Universal Microelectronics Co., Ltd................    180,000       85,893
    Universal, Inc.....................................    130,490       97,412
    UPC Technology Corp................................  1,391,334    1,100,342
    USI Corp...........................................  1,347,360    1,846,325
   *U-Tech Media Corp..................................     79,000       19,301
    Ve Wong Corp.......................................    356,696      301,811
   *Veutron Corp.......................................     51,628        4,743
   *Via Technologies, Inc..............................  1,512,000    1,811,870
    Visual Photonics Epitacy Co., Ltd..................    425,360      798,358
    Wah Lee Industrial Corp............................    377,000      673,530
   *Walsin Technology Corp., Ltd.......................  1,222,544      567,397
    Walton Advanced Engineering, Inc...................    652,197      289,590
    Wan Hwa Enterprise Co., Ltd........................    508,303      288,084
    Waterland Financial Holdings Co., Ltd..............  5,351,142    2,421,754
   *WEI Chih Steel Industrial Co., Ltd.................    433,000      118,973
    Wei Chuan Food Corp................................    881,000    1,170,460
    Weikeng Industrial Co., Ltd........................    464,100      409,253
   *Well Shin Technology Co., Ltd......................    102,000      151,554
    Wellypower Optronics Corp..........................    289,000      239,313
   *Weltrend Semiconductor, Inc........................    551,833      338,912
   *Winbond Electronics Corp...........................  7,337,138    1,962,382
    Wistron NeWeb Corp.................................    421,812    1,492,742
    WT Microelectronics Co., Ltd.......................    479,381      858,127
   *WUS Printed Circuit Co., Ltd.......................    751,000      497,842
    Yageo Corp.........................................  4,968,000    2,019,021
   *Yem Chio Co., Ltd..................................    484,884      502,238
    Yeung Cyang Industrial Co., Ltd....................    663,171      486,090
   *Yi Jinn Industrial Co., Ltd........................    474,558      164,500
    Yieh Phui Enterprise Co., Ltd......................  2,612,996    1,041,074
   *Young Fast Optoelectronics Co., Ltd................    247,872    1,151,596
    Young Optics, Inc..................................    131,111      571,195
    Yuen Foong Yu Paper Manufacturing Co., Ltd.........  2,967,697    1,476,412
    Yuen Jen Enterprises Co., Ltd......................      5,875        4,686
    Yung Chi Paint & Varnish Manufacturing Co., Ltd....    258,869      424,757
    Yung Tay Engineering Co., Ltd......................    729,000    1,389,157
    YungShin Global Holding Corp.......................    406,300      726,852
    Zenitron Corp......................................    357,000      244,384
    Zig Sheng Industrial Co., Ltd......................    821,905      518,905
   *Zinwell Corp.......................................    657,586      938,342
    Zippy Technology Corp..............................    242,948      194,002
   *Zyxel Communication Corp...........................    974,430      730,052
                                                                   ------------
TOTAL TAIWAN...........................................             300,919,936
                                                                   ------------
THAILAND -- (3.3%)
    A.J. PCL (Foreign).................................    381,188      367,449
    Aeon Thana Sinsap (Thailand) PCL (Foreign).........    142,500      169,614
   *Airports of Thailand PCL (Foreign).................    759,700    1,197,180
    Amata Corp. PCL (Foreign)..........................  1,818,700      951,273
   *Apex Development PCL (Foreign).....................      3,536        2,554
    Asia Plus Securities PCL (Foreign).................  2,274,200      231,804
    Asian Property Development PCL (Foreign) NVDR......  3,215,160      652,195
    Bangchak Petroleum PCL (Foreign)...................  1,537,500    1,165,046
    Bangkok Aviation Fuel Services PCL (Foreign).......    854,917      366,905
    Bangkok Chain Hospital PCL (Foreign)...............  3,501,750      727,941
    Bangkok Dusit Medical Services PCL (Foreign).......  1,111,000    2,151,224
    Bangkok Expressway PCL (Foreign)...................  1,170,400      725,982
    Bangkok First Investment & Trust PCL (Foreign).....    211,400       54,578
    Bangkok Insurance PCL (Foreign)....................    127,101    1,108,005
   *Bangkok Land PCL (Foreign) NVDR.................... 21,859,870      527,715
    Bangkok Life Assurance PCL (Foreign) NVDR..........    913,400    1,592,516

                                     1453

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
THAILAND -- (Continued)
   *Bangkok Metro PCL (Foreign)..........................  6,221,100 $  141,839
   *Bangkok Rubber PCL (Foreign).........................     14,600      1,214
    Big C Supercenter PCL (Foreign)......................     82,500    331,936
    Bumrungrad Hospital PCL (Foreign)....................    657,200    831,829
    Cal-Comp Electronics (Thailand) PCL (Foreign)........  3,894,500    443,966
   *Central Paper Industry PCL (Foreign).................         20      1,408
    Central Plaza Hotel PCL (Foreign)....................  1,312,400    453,235
    CH Karnchang PCL (Foreign)...........................  2,699,300    714,986
    Charoong Thai Wire & Cable PCL (Foreign).............    452,700    138,884
    Country Group Securities PCL (Foreign)...............    590,078     19,785
    Delta Electronics (Thailand) PCL (Foreign)...........  1,375,100  1,256,378
    Diamond Building Products PCL (Foreign)..............    323,200     64,477
    Dynasty Ceramic PCL (Foreign)........................    777,200  1,348,536
    Eastern Water Resources Development & Management
      PCL (Foreign)......................................  2,199,400    464,584
    Electricity Generating PCL (Foreign).................     29,300     92,837
    Electricity Generating PCL (Foreign) NVDR............     90,200    285,041
   *Erawan Group PCL (Foreign)...........................  4,046,270    404,288
    Esso Thailand PCL (Foreign)..........................  3,478,900  1,423,054
   *G J Steel PCL (Foreign).............................. 38,435,500    322,175
   *G Steel PCL (Foreign)................................ 21,477,500    496,881
   *GFPT PCL(Foreign)....................................  1,185,000    444,996
    GMM Grammy PCL (Foreign).............................    928,000    560,067
    Hana Microelectronics PCL (Foreign)..................  1,281,796  1,070,133
    Hermraj Land & Development PCL (Foreign).............  9,452,800    767,000
    Home Product Center PCL (Foreign)....................  8,685,376  2,679,144
    ICC International PCL (Foreign)......................    204,600    294,981
    Italian-Thai Development PCL (Foreign) NVDR..........  6,545,530  1,005,148
   *ITV PCL (Foreign)....................................  2,785,600     98,068
    Jasmine International PCL (Foreign)..................  8,210,900    880,968
   *Kang Yong Electric PCL (Foreign).....................     31,800    245,231
    KGI Securities Thailand PLC (Foreign)................  2,019,800    165,241
    Khon Kaen Sugar Industry PCL (Foreign)...............  1,119,800    585,713
    Kiatnakin Bank PCL (Foreign) NVDR....................    764,800    884,681
   *Krungthai Card PCL (Foreign).........................    425,800    222,715
    Laguna Resorts & Hotels PCL (Foreign)................     80,500    156,547
    Lanna Resources PCL (Foreign)........................    548,800    542,820
    Loxley PCL (Foreign).................................  3,228,020    378,812
    LPN Development PCL (Foreign)........................  1,475,000    558,843
    Major Cineplex Group PCL (Foreign)...................  1,494,300    821,677
    MBK PCL (Foreign)....................................    330,900  1,087,282
    MCOT PCL (Foreign)...................................  1,092,200  1,116,919
    MCS Steel PCL........................................    439,900    166,668
   *Minor International PCL (Foreign)....................  2,783,903  1,250,773
    Muang Thai Insurance PCL (Foreign)...................     19,588     64,035
    Muramoto Electronic (Thailand) PCL (Foreign).........     14,000    109,371
    Padaeng Industry PCL (Foreign) NVDR..................    504,700    341,825
    Patum Rice Mill & Granary PCL (Foreign)..............      5,500     15,214
    Polyplex PCL (Foreign)...............................  1,057,800    854,752
    Precious Shipping PCL (Foreign)......................  1,223,900    718,131
    Preuksa Real Estate PCL (Foreign)....................  2,484,000  1,715,688
    Property Perfect PCL (Foreign)....................... 10,474,800    340,672
    Quality Houses PCL (Foreign)......................... 11,876,300    752,597
    Ratchaburi Electricity Generating Holding PCL
      (Foreign)..........................................    260,900    376,151
   *Regional Container Lines PCL (Foreign)...............  1,112,300    300,218
    Robinson Department Store PCL (Foreign)..............  1,875,025  2,310,383
    Rojana Industrial Park PCL (Foreign).................  1,122,800    374,580
    Saha Pathana Inter-Holding PCL (Foreign).............    350,000    264,040
    Saha-Union PCL (Foreign).............................    538,400    613,767
   *Sahaviriya Steel Industries PCL (Foreign)............ 28,294,200  1,119,435
    Samart Corporation PCL (Foreign).....................  1,676,200    550,772
    Samart I-Mobile PCL (Foreign)........................  8,442,100    577,431

                                     1454

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
THAILAND -- (Continued)
    Samart Telcoms PCL (Foreign)........................    586,600 $   269,452
    Sansiri PCL (Foreign)...............................  3,058,027     553,675
    SC Asset Corp. PCL (Foreign)........................  1,160,200     595,174
    SE-Education PCL (Foreign)..........................    138,900      49,366
    Serm Suk PCL (Foreign)..............................     10,000      20,034
    Serm Suk PCL (Foreign) NVDR.........................     59,900     120,001
   *Shinawatra Satellite PCL (Foreign)..................  1,383,800     501,091
    Siam City Cement PCL (Foreign)......................    119,100     926,444
    Siam City Cement PCL (Foreign) NVDR.................     82,600     642,521
   *Siam Future Development PCL (Foreign)...............    805,100     170,063
    Siam Makro PCL (Foreign)............................    355,600   2,778,032
    Siamgas & Petrochemicals PCL (Foreign)..............    940,400     586,469
    Sino-Thai Engineering & Construction PCL (Foreign)..  1,176,900     453,792
    SNC Former PCL (Foreign)............................    187,100     192,903
    Somboon Advance Technology PCL (Foreign) (B05N984)..     15,850      14,349
   *Somboon Advance Technology PCL (Foreign) (B05PZJ3)..    299,000     270,679
    Sri Trang Agro Industry PCL (Foreign)...............  1,854,990   1,819,227
    STP & I PCL (Foreign)...............................    339,935     263,286
    Supalai PCL (Foreign)...............................  2,640,533   1,230,626
    SVI PCL (Foreign)...................................  1,992,800     344,105
   *Tata Steel (Thailand) PCL (Foreign).................  9,617,100     457,880
    Thai Carbon Black PCL (Foreign).....................    146,200     138,479
    Thai Plastic & Chemicals PCL (Foreign)..............  1,357,900   1,354,485
    Thai Reinsurance PCL (Foreign)......................  1,484,700     345,974
    Thai Stanley Electric (Thailand) PCL (Foreign)......    127,600     752,979
    Thai Tap Water Supply PCL (Foreign).................  4,930,200     983,560
    Thai Union Frozen Products PCL (Foreign)............  1,298,325   2,481,292
    Thai Vegetable Oil PCL (Foreign)....................  1,087,875     930,119
    Thai Wacoal PCL (Foreign)...........................     78,000     116,379
   *Thai-German Ceramic Industry PCL (Foreign)..........    876,300     201,263
    Thanachart Capital PCL (Foreign)....................  2,034,100   2,080,136
    Thoresen Thai Agencies PCL (Foreign)................    910,300     579,906
    Ticon Industrial Connection PCL (Foreign)...........  1,026,600     495,659
   *Tipco Asphalt PCL (Foreign).........................    306,190     518,444
   *TIPCO Foods PCL (Foreign)...........................    274,782      36,116
    Tisco Financial Group PCL (Foreign).................    939,700   1,260,285
    TPI Polene PCL (Foreign)............................  2,337,460   1,018,843
   *True Corp. PCL (Foreign)............................ 15,627,394   2,137,796
   *Tycoons Worldwide Group PCL (Foreign)...............    804,700     218,544
    Univanich Palm Oil PCL (Foreign)....................     30,000      80,469
    Univentures PCL (Foreign)...........................  1,801,100     188,413
    Vanachai Group PCL (Foreign)........................  2,463,066     394,751
    Vinythai PCL (Foreign)..............................  2,273,034   1,440,414
                                                                    -----------
TOTAL THAILAND..........................................             78,626,278
                                                                    -----------
TURKEY -- (2.3%)
    Adana Cimento Sanayii Ticaret A.S. Class A..........    160,648     425,635
    Adana Cimento Sanayii Ticaret A.S. Class C..........    293,711     124,125
   *Advansa Sasa Polyester Sanayi A.S...................    405,521     523,837
    Afyon Cimento Sanayi T.A.S..........................      1,584     104,493
    Akcansa Cimento Sanayi ve Ticaret A.S...............    259,502   1,094,214
   *Akenerji Elektrik Uretim A.S........................    461,244     975,900
    Aksa Akrilik Kimya Sanayii A.S......................    252,413     790,996
   *Aksigorta A.S.......................................    461,542     438,248
   *Aktas Elektrik Ticaret A.S..........................        370      32,853
    Alarko Holding A.S..................................    210,523     448,544
    Albaraka Turk Katilim Bankasi A.S...................    487,294     644,272
   *Alcatel-Lucent Teletas Telekomunikasyon A.S.........     60,001     139,984
    Altinyildiz Mensucat ve Konfeksiyon Fabrikalari
      A.S...............................................    110,344   1,419,566
    Anadolu Anonim Turk Sigorta Sirketi A.S.............    726,673     474,953
    Anadolu Cam Sanayii A.S.............................    472,758   1,009,681

                                     1455

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TURKEY -- (Continued)
    Anadolu Hayat Sigorta A.S.............................   100,998 $  216,940
    Arcelik A.S...........................................        --          1
    Aselsan Elektronik Sanayi Ve Ticaret A.S..............   132,362    691,240
   *Asya Katilim Bankasi A.S..............................   573,676    808,420
   *Aydiner Enerji A.S....................................   133,075    201,591
    Aygaz A.S.............................................   231,950  1,437,805
    Bagfas Bandirma Gubre Fabrikalari A.S.................     7,343    679,937
    Banvit Bandirma Vitaminli Yem Sanayii A.S.............   158,502    390,588
    Bati Anabolu Cimento A.S..............................   121,694    549,126
   *Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.....    33,446    157,866
    Bolu Cimento Sanayii A.S..............................   239,226    210,520
   *Borusan Mannesmann Boru Sanayi ve Ticaret A.S.........    29,797    543,527
   *Bosch Fren Sistemleri Sanayi ve Ticaret A.S...........       989     87,697
   *Boyner Buyuk Magazacilik A.S..........................   189,233    445,922
    Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.......     2,234    197,429
    Bursa Cimento Fabrikasi A.S...........................   173,040    495,199
    Celebi Hava Servisi A.S...............................    36,194    554,599
    Cimsa Cimento Sanayi ve Ticaret A.S...................   219,659  1,085,731
   *Deva Holding A.S......................................   221,822    294,228
   *Dogan Gazetecilik A.S.................................   114,947    152,782
   *Dogan Sirketler Grubu Holdings A.S....................   748,459    383,601
   *Dogan Yayin Holding A.S............................... 1,894,813  1,042,474
   *Dogus Otomotiv Servis ve Ticaret A.S..................   490,086  1,311,693
   *Dyo Boya Fabrikalari Sanayi ve Ticaret A.S............    66,624     59,734
   *Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.......    49,380     87,603
    Eczacibasi Yatirim Holding Ortakligi A.S..............    90,183    283,230
    EGE Seramik Sanayi ve Ticaret A.S.....................   211,699    264,681
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret A.S...............................   865,147  1,153,758
    Fenerbahce Sportif Hizmetler Sanayi ve Ticaret A.S....    11,000    274,774
    Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S....     2,569    482,084
    Gentas Genel Metal Sanayi ve Ticaret A.S..............   134,498    199,670
   *Global Yatirim Holding A.S............................   745,754    587,201
   *Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S.......    49,862     23,529
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S...    10,992    372,511
    Goodyear Lastikleri T.A.S.............................    22,693    918,364
   *GSD Holding A.S.......................................   698,426    333,831
   *Gubre Fabrikalari Ticaret A.S.........................    68,251    539,172
   *Gunes Sigorta A.S.....................................   143,245    190,259
    Haci Omer Sabanci Holding A.S.........................        --          1
    Hektas Ticaret T.A.S..................................    16,327     15,984
   *Hurriyet Gazetecilik ve Matbaacilik A.S...............   528,208    350,185
   *Ihlas EV Aletleri A.S.................................   325,846    200,285
   *Ihlas Holding A.S..................................... 2,104,012  1,338,375
   *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S............   172,858    413,975
   *Is Finansal Kiralama A.S..............................   491,189    343,301
    Is Yatirim Menkul Degerler A.S........................   228,253    213,503
   *Isiklar Yatirim Holding A.S...........................   345,151    268,427
    Ittifak Holding A.S...................................    32,850    160,921
   *Izmir Demir Celik Sanayi A.S..........................   289,951    672,964
   *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S....   837,370    544,537
   *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class B..............................................   272,214    196,174
   *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class D.............................................. 1,900,388  1,122,319
   *Karsan Otomotiv Sanayii Ve Ticaret A.S................   127,715    107,189
    Kartonsan Karton Sanayi ve Ticaret A.S................     3,981    449,992
   *Kerevitas Gida Sanayii ve Ticaret A.S.................     5,663    241,438
    Konya Cimento Sanayii A.S.............................     4,921    746,139
    Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi
      ve Ticaret A.S......................................   156,178    428,031
   *Koza Anadolu Metal Madencilik Isletmeleri A.S.........   196,546    576,342
    Mardin Cimento Sanayii ve Ticaret A.S.................   201,608    772,519
   *Marti Otel Isletmeleri A.S............................   205,919    116,966
   *Menderes Tekstil Sanayi ve Ticaret A.S................   183,718     79,996

                                     1456

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
TURKEY -- (Continued)
   *Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S....   152,813 $      122,418
   *Mudurnu Tavukculuk A.S............................     1,740            464
   *Nergis Holding A.S................................     1,784          3,907
   *Net Holding A.S...................................   795,480        681,299
    Net Turizm Ticaret ve Sanayi A.S..................   628,225        390,229
    Nortel Networks Netas Telekomuenikasyon A.S.......    13,916      1,185,352
    Nuh Cimento Sanayi A.S............................    83,715        545,357
    Otokar Otomotive Ve Savunma Sanayi A.S............    39,067        971,462
   *Park Elektrik Uretim Madencilik Sanayi ve
     Ticaret A.S......................................   250,375        572,613
   *Petkim Petrokimya Holding A.S.....................   971,775      1,449,047
    Pinar Entegre Et ve Un Sanayi A.S.................    59,209        244,850
    Pinar SUT Mamulleri Sanayii A.S...................   119,566      1,072,533
   *Raks Elektronik Sanayi ve Ticaret A.S.............     2,730          1,277
   *Reysas Tasimacilik ve Lojistik Ticaret A.S........   187,990        162,691
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret
      A.S.............................................   131,796        317,562
    Sekerbank T.A.S................................... 1,080,622        635,216
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S..........   424,122        501,854
    Soda Sanayii A.S..................................   130,510        230,056
    Soktas Tekstil Sanayi ve Ticaret A.S..............    26,536        111,280
   *TAT Konserve Sanayii A.S..........................   185,073        393,962
   *TAV Havalimanlari Holding A.S.....................   226,619      1,103,625
    Tekfen Holding A.S................................   368,040      1,272,814
   *Tekstil Bankasi A.S...............................   309,100        149,372
    Tofas Turk Otomobil Fabrikasi A.S.................       446          1,840
   *Trabzonspor Sportif Yatirim ve T.A.S..............    15,517        156,049
    Trakya Cam Sanayii A.S............................   688,736      1,463,092
    Turcas Petrol A.S.................................   259,599        523,779
    Turk Traktor ve Ziraat Makineleri A.S.............    35,080        791,029
    Turkiye Sinai Kalkinma Bankasi A.S................ 1,103,648      1,539,490
    Turkiye Sise ve Cam Fabrikalari A.S...............        --              1
    Ulker Biskuvi Sanayi A.S..........................   225,558        729,167
   *Uzel Makina Sanayii A.S...........................   172,635         79,708
   *Vakif Finansal Kiralama A.S.......................         2              3
    Vestel Beyaz Esya Sanayi ve Ticaret A.S...........   138,657        212,413
   *Vestel Elektronik Sanayi ve Ticaret A.S...........   265,803        393,540
    Yapi Kredi Sigorta A.S............................   102,412      1,002,772
   *Zorlu Enerji Elektrik Uretim A.S..................   245,747        302,906
                                                                 --------------
TOTAL TURKEY..........................................               55,031,210
                                                                 --------------
TOTAL COMMON STOCKS...................................            2,135,089,630
                                                                 --------------
PREFERRED STOCKS -- (2.0%)
BRAZIL -- (2.0%)
    Alpargatas SA.....................................   486,000      3,384,467
    Banco Alfa de Investimento SA.....................     3,200         12,287
    Banco Cruzeiro do Sul SA..........................    31,000        291,840
    Banco do Estado do Rio Grande do Sul SA...........   402,747      4,033,053
    Banco Mercantil do Brasil SA......................     6,500         46,942
    Bardella SA Industrias Mecanicas..................     1,100         78,022
    Braskem SA Preferred A Sponsored ADR..............   109,630      2,660,720
    Centrais Electricas de Santa Catarina SA..........    60,300      1,568,496
    Cia de Ferro Ligas da Bahia-Ferbasa...............   115,162        764,851
    Cia de Tecidos Norte de Minas - Coteminas SA......   162,342        429,185
    Cia Energetica do Ceara SA Series A...............    76,300      1,721,959
    Confab Industrial SA..............................   606,722      1,615,733
   *Contax Participacoes SA...........................    92,200      1,206,861
   *Eletropaulo Metropolitana Eletricidade de Sao
     Paulo SA.........................................   368,000      8,606,480
    Empressa Metropolitanade Aguas e Energia SA.......    24,000        123,029
    Energisa SA.......................................   133,600        183,492
    Eucatex SA Industria e Comercio SA................     7,900         32,652
    Forjas Taurus SA..................................   330,086        500,179
    Fras-Le SA........................................    30,300         59,395

                                     1457

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
BRAZIL -- (Continued)
    Gerdau SA..........................................          -- $         2
    Gol Linhas Aereas Inteligentes SA..................      91,900     711,094
   *Industria de Bebidas Antarctica Polar SA...........      23,000      38,930
    Inepar SA Industria e Construcoes..................     176,668     467,059
    Klabin SA..........................................   1,412,700   4,809,657
    Mangels Industrial SA..............................      14,600      71,030
    Marcopolo SA.......................................     674,500   2,740,014
    Randon e Participacoes SA..........................     356,100   2,475,261
    Saraiva SA Livreiros Editores......................      54,100     994,197
    Schulz SA..........................................       9,000      50,372
   *Sharp SA Equipamentos Eletronicos..................  30,200,000         389
    Suzano Papel e Celullose SA........................     492,593   3,268,390
    TAM SA.............................................     135,800   2,605,055
   *Unipar Participacoes SA Class B....................   1,321,579     357,909
    Whirlpool SA.......................................     300,716     678,664
                                                                    -----------
TOTAL BRAZIL...........................................              46,587,666
                                                                    -----------
INDIA -- (0.0%)
   *Ispat Industries, Ltd..............................     620,622      96,069
                                                                    -----------
MALAYSIA -- (0.0%)
   *Malayan United Industries Berhad Series A2.........     176,957       8,943
   *TA Global Berhad...................................   2,927,340     320,088
                                                                    -----------
TOTAL MALAYSIA.........................................                 329,031
                                                                    -----------
PHILIPPINES -- (0.0%)
   *Swift Foods, Inc...................................     186,744       8,243
                                                                    -----------
TOTAL PREFERRED STOCKS.................................              47,021,009
                                                                    -----------
RIGHTS/WARRANTS -- (0.0%)
CHINA -- (0.0%)
  #*Xiwang Sugar Holdings Co., Ltd. Warrants 02/22/12..     300,529          --
                                                                    -----------
MALAYSIA -- (0.0%)
   *Coastal Contracts Berhad Warrants 07/18/16.........      77,983      18,786
   *Hap Seng Consolidated Berhad Warrants 08/09/16.....     609,540          --
   *KSL Holdings Berhad Rights 08/12/11................     162,316      17,227
   *Press Metal Berhad Rights 08/15/11.................     128,200          --
   *QL Resources Berhad Warrants 02/13/13..............      80,766      23,266
   *TRC Synergy Berhad Warrants 07/14/16...............      31,104       2,515
                                                                    -----------
TOTAL MALAYSIA.........................................                  61,794
                                                                    -----------
THAILAND -- (0.0%)
   *Erawan Group PCL (Foreign) Warrants 12/17/13.......     404,627      14,788
   *Property Perfect PCL (Foreign) Rights..............     290,967          --
   *Rojana Industrial Park PCL (Foreign) Warrants
     12/31/99..........................................     374,266      74,665
   *Tipco Asphalt PCL (Foreign) Warrants 04/17/14......      30,619       7,186
                                                                    -----------
TOTAL THAILAND.........................................                  96,639
                                                                    -----------
TOTAL RIGHTS/WARRANTS..................................                 158,433
                                                                    -----------

                                                           FACE
                                                          AMOUNT      VALUE+
                                                        ----------- -----------
                                                          (000)
TEMPORARY CASH INVESTMENTS -- (0.0%)
    Repurchase Agreement, PNC Capital Markets, Inc.
      0.05%, 08/01/11 (Collateralized by $560,000
      FNMA 2.24%, 07/06/15, valued at $574,000) to be
      repurchased at $563,002 ......................... $       563     563,000
                                                                    -----------

                                     1458

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES/
                                                          FACE
                                                         AMOUNT         VALUE+
                                                       ------------ --------------
                                                          (000)
SECURITIES LENDING COLLATERAL -- (9.4%)
    (S)@DFA Short Term Investment Fund................  225,001,785 $  225,001,785
    @Repurchase Agreement, Deutsche Bank Securities,
      Inc. 0.20%, 08/01/11 (Collateralized by
      $50,795,500 U.S. Treasury Note 0.750%,
      06/15/14, valued at $2,638,312)## to be
      repurchased at $2,586,622....................... $      2,587      2,586,579
                                                                    --------------
TOTAL SECURITIES LENDING COLLATERAL...................                 227,588,364
                                                                    --------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $1,811,332,476)^^...........................              $2,410,420,436
                                                                    ==============

Summary of inputs used to value the Series' investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                                                       VALUATION INPUTS
                                                      --------------------------------------------------

                                                           INVESTMENT IN SECURITIES (MARKET VALUE)
                                                      --------------------------------------------------
                                                        LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                                      ------------ -------------- ------- --------------
Common Stocks
    Argentina........................................ $          1             --   --    $            1
    Brazil...........................................  184,814,399             --   --       184,814,399
    Chile............................................   37,598,861             --   --        37,598,861
    China............................................      586,771 $  301,059,126   --       301,645,897
    Hungary..........................................           --      3,539,534   --         3,539,534
    India............................................    1,547,489    237,835,867   --       239,383,356
    Indonesia........................................      696,987     97,352,136   --        98,049,123
    Israel...........................................        1,567        620,633   --           622,200
    Malaysia.........................................        5,701    128,969,611   --       128,975,312
    Mexico...........................................   85,598,817         59,036   --        85,657,853
    Philippines......................................       62,050     45,055,318   --        45,117,368
    Poland...........................................           --     49,251,914   --        49,251,914
    South Africa.....................................      235,387    192,196,975   --       192,432,362
    South Korea......................................   12,526,265    320,897,761   --       333,424,026
    Taiwan...........................................        1,398    300,918,538   --       300,919,936
    Thailand.........................................   78,622,316          3,962   --        78,626,278
    Turkey...........................................           --     55,031,210   --        55,031,210
Preferred Stocks
    Brazil...........................................   46,548,347         39,319   --        46,587,666
    India............................................           --         96,069   --            96,069
    Malaysia.........................................        8,943        320,088   --           329,031
    Philippines......................................        8,243             --   --             8,243
Rights/Warrants
    China............................................           --             --   --                --
    Malaysia.........................................       40,493         21,301   --            61,794
    Thailand.........................................        7,186         89,453   --            96,639
Temporary Cash Investments...........................           --        563,000   --           563,000
Securities Lending Collateral........................           --    227,588,364   --       227,588,364
                                                      ------------ --------------   --    --------------
TOTAL................................................ $448,911,221 $1,961,509,215   --    $2,410,420,436
                                                      ============ ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                                     1459

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011

                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
COMMON STOCKS -- (94.8%)
Consumer Discretionary -- (16.4%)
   *1-800-FLOWERS.COM, Inc...............................     4,071 $    12,254
    Aaron's, Inc.........................................       128       3,227
   *AC Moore Arts & Crafts, Inc..........................    29,088      53,813
    Acme United Corp.....................................     1,030      10,413
    AH Belo Corp.........................................     2,331      14,918
    Aldila, Inc..........................................     2,281       8,782
    American Greetings Corp. Class A.....................    62,335   1,381,967
   *America's Car-Mart, Inc..............................     2,670      90,353
   *Arctic Cat, Inc......................................    21,666     357,056
   *Ascent Capital Group, Inc. Class A...................     4,397     211,540
   *Audiovox Corp. Class A...............................    26,868     193,181
  #*AutoNation, Inc......................................    58,733   2,208,948
   *Ballantyne Strong, Inc...............................     1,196       4,569
   #Barnes & Noble, Inc..................................    39,682     690,467
    Bassett Furniture Industries, Inc....................     1,236       9,764
   *Beasley Broadcast Group, Inc.........................     9,471      39,873
   *Beazer Homes USA, Inc................................    50,253     145,734
    bebe stores, Inc.....................................    27,865     206,480
   *Benihana, Inc........................................     3,200      29,184
   *Benihana, Inc. Class A...............................     2,462      22,700
   *Biglari Holdings, Inc................................     1,941     714,618
   *Bluegreen Corp.......................................    13,073      33,728
    Blyth, Inc...........................................     5,078     321,234
    Bob Evans Farms, Inc.................................    52,387   1,809,447
   #Books-A-Million, Inc.................................    19,787      61,142
  #*Boyd Gaming Corp.....................................    27,300     238,602
   *Brookfield Residential Properties, Inc...............     6,125      61,066
   #Brown Shoe Co., Inc..................................    53,916     544,552
   *Build-A-Bear-Workshop, Inc...........................    30,090     186,257
  #*Cabela's, Inc........................................   109,175   2,987,028
   *Cache, Inc...........................................    19,682     114,156
    Callaway Golf Co.....................................   112,370     713,549
   *Cambium Learning Group, Inc..........................    37,138     117,356
   *Canterbury Park Holding Corp.........................     2,755      31,324
    Carnival Corp........................................   489,649  16,305,312
    Carriage Services, Inc...............................    19,056     108,810
  #*Cavco Industries, Inc................................     5,860     249,402
    CBS Corp. Class A....................................    29,591     816,712
    CBS Corp. Class B....................................   955,791  26,160,000
   *Charming Shoppes, Inc................................   112,182     459,946
    Christopher & Banks Corp.............................    62,531     393,945
    Churchill Downs, Inc.................................     3,871     170,053
    Cinemark Holdings, Inc...............................    14,500     282,605
   *Clear Channel Outdoor Holdings, Inc. Class A.........    15,638     183,746
   *Coast Distribution System, Inc.......................       547       1,641
   #*Collective Brands, Inc..............................    59,190     697,258
    Comcast Corp. Class A................................ 3,570,978  85,774,892
    Comcast Corp. Special Class A........................ 1,432,185  33,427,198
   *Conn's, Inc..........................................       229       1,885
   *Core-Mark Holding Co., Inc...........................    24,059     895,957
  #*Corinthian Colleges, Inc.............................    23,500      97,760
    CSS Industries, Inc..................................    12,410     246,214
   *Culp, Inc............................................    10,136      90,210
   *Cybex International, Inc.............................    29,263      23,440
   *dELiA*s, Inc.........................................    22,143      38,972
   *Delta Apparel, Inc...................................     7,832     154,055
    Destination Maternity Corp...........................    10,763     176,728
    Dillard's, Inc. Class A..............................   120,300   6,768,078

                                     1460

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   *DineEquity, Inc.........................................  13,889 $  723,617
   *Discovery Communications, Inc. Class B..................   3,937    156,555
   *Discovery Communications, Inc. Class C..................  11,831    426,271
   *Dixie Group, Inc........................................  11,800     51,094
   *Dolan Media Co..........................................  16,543    131,186
   *Dorman Products, Inc....................................  11,239    401,569
   *Dover Motorsports, Inc..................................  15,200     28,120
    DR Horton, Inc.......................................... 203,325  2,415,501
   *Duckwall-ALCO Stores, Inc...............................     700      7,840
   *E.W. Scripps Co. Class A (The)..........................  17,770    153,177
  #*Education Management Corp...............................     500     11,155
    Educational Development Corp............................   1,679      8,983
    Escalade, Inc...........................................     377      2,232
   *Exide Technologies......................................  12,623     90,381
   *Federal-Mogul Corp......................................  40,785    781,848
    Finish Line, Inc. Class A...............................  16,885    359,650
   *Fisher Communications, Inc..............................  10,146    297,481
    Flanigan's Enterprises, Inc.............................     865      6,219
    Flexsteel Industries, Inc...............................   2,068     31,537
    Foot Locker, Inc........................................ 219,549  4,770,800
    Fortune Brands, Inc..................................... 149,626  9,008,981
    Fred's, Inc.............................................  45,030    593,495
    Frisch's Restaurants, Inc...............................     600     12,654
   *Full House Resorts, Inc.................................   1,074      3,394
   *Furniture Brands International, Inc.....................  37,364    150,577
    Gaiam, Inc..............................................   5,988     25,868
  #*GameStop Corp. Class A..................................  95,200  2,244,816
   *GameTech International, Inc.............................   1,160        290
    Gaming Partners International Corp......................     500      3,920
    Gannett Co., Inc........................................  99,997  1,275,962
   *Gaylord Entertainment Co................................  45,753  1,342,393
   *Genesco, Inc............................................  24,445  1,266,251
   *Gray Television, Inc....................................   5,550     13,486
   *Great Wolf Resorts, Inc.................................  42,789    149,334
   #Group 1 Automotive, Inc.................................  57,936  2,759,492
   *Hallwood Group, Inc.....................................     296      4,745
   *Hastings Entertainment, Inc.............................     764      3,553
    Haverty Furniture Cos., Inc.............................  34,353    380,975
   *Helen of Troy, Ltd......................................  64,389  2,076,545
   *Hollywood Media Corp....................................  19,037     30,650
    Hooker Furniture Corp...................................  13,559    122,302
    Hot Topic, Inc..........................................  32,189    240,452
   *Hyatt Hotels Corp. Class A..............................   6,601    256,053
   *Iconix Brand Group, Inc.................................  95,618  2,230,768
    International Speedway Corp.............................  10,957    306,467
   *Isle of Capri Casinos, Inc..............................  15,000    127,200
   *J. Alexander's Corp.....................................   9,196     60,142
   #J.C. Penney Co., Inc.................................... 208,599  6,416,505
  #*JAKKS Pacific, Inc......................................  15,841    276,425
    Jarden Corp............................................. 108,050  3,348,469
   *Johnson Outdoors, Inc. Class A..........................  18,189    324,310
    Jones Group, Inc. (The)................................. 106,821  1,382,264
   *Journal Communications, Inc.............................   8,192     40,632
   *Kenneth Cole Productions, Inc. Class A..................   9,204    117,443
   *Kid Brands, Inc.........................................  10,476     48,085
    KSW, Inc................................................     446      1,762
  #*K-Swiss, Inc. Class A...................................     639      6,812
    Lacrosse Footwear, Inc..................................     229      3,183
   *Lakeland Industries, Inc................................  11,757     96,878
   *Lakes Entertainment, Inc................................  25,795     56,233
   *La-Z-Boy, Inc...........................................  11,299     99,092

                                     1461

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
  #*Lee Enterprises, Inc.................................    39,378 $    36,228
   #Lennar Corp. Class A.................................   224,100   3,964,329
    Lennar Corp. Class B Voting..........................     7,616     107,386
   *Liberty Global, Inc. Class A.........................     1,678      70,140
   *Liberty Global, Inc. Class C.........................     2,000      79,940
   *Liberty Media Corp. Capital Class A..................   204,886  16,351,952
   *Liberty Media Corp. Capital Class B..................     6,066     485,796
   *Liberty Media Corp. Interactive Class A..............   882,463  14,481,218
   *Liberty Media Corp. Interactive Class B..............    35,706     588,435
   *Liberty Media-Starz Corp. Series A...................    28,742   2,206,236
   *Liberty Media-Starz Corp. Series B...................     1,766     140,688
    Lifetime Brands, Inc.................................    17,058     187,638
    Lincoln Educational Services Corp....................     5,300      94,764
    Lithia Motors, Inc...................................    39,056     806,116
   *Live Nation Entertainment, Inc.......................   147,097   1,632,777
   *Lowe's Cos., Inc.....................................     8,858     191,156
   *Luby's, Inc..........................................    42,423     232,054
   *M/I Homes, Inc.......................................    37,930     428,609
    Mac-Gray Corp........................................    13,366     196,480
    Macy's, Inc..........................................   155,548   4,490,671
   *Madison Square Garden Co. (The)......................    28,630     758,695
    Marcus Corp..........................................    25,596     247,769
   *MarineMax, Inc.......................................    25,977     238,729
  #*McClatchy Co. (The)..................................    24,935      56,104
   *McCormick & Schmick's Seafood Restaurants, Inc.......    26,747     236,443
    MDC Holdings, Inc....................................    18,400     416,024
  #*Media General, Inc. Class A..........................    25,196      68,785
    Men's Wearhouse, Inc. (The)..........................    52,860   1,733,279
   *Meritage Homes Corp..................................    28,156     615,209
  #*MGM Resorts International............................   251,100   3,794,121
   *Modine Manufacturing Co..............................     6,766     100,881
   *Mohawk Industries, Inc...............................    98,740   5,137,442
   *Monarch Casino & Resort, Inc.........................       988      11,411
   *Morton's Restaurant Group, Inc.......................     3,871      26,826
   *Motorcar Parts of America, Inc.......................     3,636      46,941
    Movado Group, Inc....................................    30,500     493,490
   *MTR Gaming Group, Inc................................    24,135      71,198
   *Multimedia Games Holding Co., Inc....................    26,639     115,613
   *Nautilus, Inc........................................     5,210       9,795
   *Navarre Corp.........................................       340         673
   *New Frontier Media, Inc..............................    20,483      28,676
   *New York & Co., Inc..................................    16,301      89,003
    News Corp. Class A................................... 2,360,850  37,820,817
    News Corp. Class B...................................   937,272  15,464,988
  #*O'Charley's, Inc.....................................    19,478     118,621
   *Orient-Express Hotels, Ltd...........................    81,098     802,059
    Outdoor Channel Holdings, Inc........................    37,022     246,196
  #*Pacific Sunwear of California, Inc...................    48,428     135,114
   *Penn National Gaming, Inc............................    36,915   1,547,846
    Penske Automotive Group, Inc.........................    59,294   1,312,176
    Pep Boys - Manny, Moe & Jack (The)...................    81,600     877,200
   *Perry Ellis International, Inc.......................    23,892     558,356
   *Pinnacle Entertainment, Inc..........................    71,930   1,037,950
  #*Pulte Group, Inc.....................................   143,221     983,928
    PVH Corp.............................................    40,464   2,895,199
   *Quiksilver, Inc......................................     7,429      39,077
  #*Radio One, Inc.......................................    14,255      20,385
   *Red Lion Hotels Corp.................................    17,936     135,417
  #*Red Robin Gourmet Burgers, Inc.......................    41,775   1,437,896
    Regis Corp...........................................    57,983     861,048
   #Rent-A-Center, Inc...................................    76,435   2,067,567

                                     1462

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Discretionary -- (Continued)
   *Rick's Cabaret International, Inc...................     9,575 $     78,515
   *Rocky Brands, Inc...................................    10,329      131,488
   *Royal Caribbean Cruises, Ltd........................   322,500    9,874,950
   *Ruby Tuesday, Inc...................................    68,262      620,502
   #Ryland Group, Inc. (The)............................     1,304       19,208
   *Saga Communications, Inc............................     6,520      212,030
  #*Saks, Inc...........................................    79,902      858,147
    Salem Communications Corp...........................     5,831       19,009
    Scholastic Corp.....................................    38,300    1,099,976
  #*Sears Holdings Corp.................................   130,528    9,093,886
    Service Corp. International.........................   277,569    2,906,147
    Shiloh Industries, Inc..............................    24,897      262,165
   *Shoe Carnival, Inc..................................    22,300      704,457
    Sinclair Broadcast Group, Inc. Class A..............    67,661      670,521
  #*Skechers U.S.A., Inc. Class A.......................    49,610      826,006
    Spartan Motors, Inc.................................    17,493       80,468
    Speedway Motorsports, Inc...........................    59,308      806,589
   *Sport Chalet, Inc. Class A..........................       875        1,741
   *Sport Chalet, Inc. Class B..........................       299          658
    Stage Stores, Inc...................................    60,550    1,077,790
    Standard Motor Products, Inc........................    26,552      377,038
   *Stanley Furniture, Inc..............................    16,348       67,517
    Stein Mart, Inc.....................................    14,241      135,290
   *Steinway Musical Instruments, Inc...................    13,526      392,119
    Stewart Enterprises, Inc............................    85,569      594,705
    Strattec Security Corp..............................     5,556      141,956
    Superior Industries International, Inc..............    40,100      811,624
   *Syms Corp...........................................     5,500       57,420
   *Systemax, Inc.......................................     7,773      126,622
   *Tandy Brands Accessories, Inc.......................     8,378       17,510
   *Tandy Leather Factory, Inc..........................       500        2,555
    Time Warner Cable, Inc..............................   693,942   50,872,888
    Time Warner, Inc.................................... 1,534,860   53,965,678
   *Toll Brothers, Inc..................................   203,299    4,057,848
   *Trans World Entertainment Corp......................     5,781       11,851
  #*Tuesday Morning Corp................................    60,500      260,150
   *Unifi, Inc..........................................    54,494      699,158
    Vail Resorts, Inc...................................    15,400      704,550
    Walt Disney Co. (The)...............................   117,100    4,522,402
    Washington Post Co. Class B.........................     5,780    2,325,294
    Wendy's Co. (The)...................................   236,804    1,247,957
   *West Marine, Inc....................................    26,563      272,271
   *Wet Seal, Inc. (The)................................    21,936      107,267
   #Whirlpool Corp......................................    30,049    2,080,292
    Wyndham Worldwide Corp..............................   262,116    9,066,592
                                                                   ------------
Total Consumer Discretionary............................            526,612,542
                                                                   ------------

Consumer Staples -- (6.8%)
   *Alliance One International, Inc.....................    24,193       79,595
    Andersons, Inc. (The)...............................    11,774      484,029
    Archer-Daniels-Midland Co...........................   813,476   24,713,401
    B&G Foods, Inc......................................    30,873      580,104
    Bunge, Ltd..........................................   121,368    8,351,332
   *Cagle's, Inc. Class A...............................       955        3,973
    CCA Industries, Inc.................................     8,323       46,858
  #*Central European Distribution Corp..................    57,775      559,262
   *Central Garden & Pet Co.............................    37,832      338,218
   *Central Garden & Pet Co. Class A....................    48,053      420,944
   *Chiquita Brands International, Inc..................    70,190      831,050
   *Constellation Brands, Inc. Class A..................   249,042    5,077,966
   *Constellation Brands, Inc. Class B..................    12,715      258,369

                                     1463

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Staples -- (Continued)
    Corn Products International, Inc....................    62,117 $  3,161,134
   *Craft Brewers Alliance, Inc.........................     2,746       21,391
    CVS Caremark Corp................................... 1,510,745   54,915,581
  #*Dole Food Co., Inc..................................    16,058      227,863
   *Elizabeth Arden, Inc................................    21,291      685,996
    Farmer Brothers Co..................................    17,539      137,330
    Fresh Del Monte Produce, Inc........................       343        8,407
    Griffin Land & Nurseries, Inc. Class A..............     1,500       41,865
   *Hain Celestial Group, Inc...........................    63,205    2,043,418
   *Harbinger Group, Inc................................     1,002        5,321
  #*HQ Sustainable Maritime Industries, Inc.............    10,070        2,115
    Imperial Sugar Co...................................    14,949      345,023
    Ingles Markets, Inc.................................    12,616      194,286
    J.M. Smucker Co.....................................   108,204    8,431,256
   *John B. Sanfilippo & Son, Inc.......................     9,100       76,167
   #Kraft Foods, Inc. Class A........................... 2,081,099   71,548,184
   *Mannatech, Inc......................................    13,238       10,853
    MGP Ingredients, Inc................................     2,824       22,225
   #Molson Coors Brewing Co. Class A....................     1,908       86,242
    Molson Coors Brewing Co. Class B....................   190,750    8,593,288
    Nash-Finch Co.......................................       688       24,630
   *Nutraceutical International Corp....................    17,801      263,455
    Oil-Dri Corp. of America............................       236        4,883
   *Omega Protein Corp..................................    27,752      336,354
   *Pantry, Inc.........................................    26,158      466,136
   *Parlux Fragrances, Inc..............................     1,498        4,524
   *Physicians Formula Holdings, Inc....................    15,201       57,764
   *Prestige Brands Holdings, Inc.......................   112,017    1,368,848
   *Ralcorp Holdings, Inc...............................    59,647    5,159,466
   *Seneca Foods Corp...................................     1,663       43,072
   *Seneca Foods Corp. Class B..........................       300        7,641
   *Smart Balance, Inc..................................    66,458      315,011
   *Smithfield Foods, Inc...............................   185,173    4,077,509
    Spartan Stores, Inc.................................    22,430      396,114
   *Spectrum Brands Holdings, Inc.......................    46,130    1,231,671
  #*SUPERVALU, Inc......................................   191,716    1,648,758
   *Susser Holdings Corp................................    14,936      243,606
   *TreeHouse Foods, Inc................................    16,925      874,007
    Tyson Foods, Inc. Class A...........................   405,030    7,112,327
    Universal Corp......................................    18,490      678,953
    Weis Markets, Inc...................................     1,901       76,401
   *Winn-Dixie Stores, Inc..............................    92,300      828,854
                                                                   ------------
Total Consumer Staples..................................            217,523,030
                                                                   ------------

Energy -- (16.4%)
    Adams Resources & Energy, Inc.......................     6,758      174,356
    Alon USA Energy, Inc................................    33,484      407,165
    Anadarko Petroleum Corp.............................   845,068   69,768,814
    Apache Corp.........................................   135,178   16,724,222
   *Approach Resources, Inc.............................     7,782      202,021
  #*ATP Oil & Gas Corp..................................    11,741      170,127
    Baker Hughes, Inc...................................   100,807    7,800,446
   *Barnwell Industries, Inc............................     8,038       35,689
   *Basic Energy Services, Inc..........................    52,227    1,691,633
    Berry Petroleum Corp. Class A.......................    54,457    3,123,109
   *Bill Barrett Corp...................................    34,200    1,701,792
   *Bolt Technology Corp................................     2,329       29,415
    Bristow Group, Inc..................................    41,500    2,011,920
    Cabot Oil & Gas Corp................................    25,205    1,867,186
   *Cal Dive International, Inc.........................    60,773      339,113
    Chesapeake Energy Corp..............................   833,400   28,627,290

                                     1464

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
    Chevron Corp........................................   110,570 $ 11,501,491
    Cimarex Energy Co...................................     9,180      808,942
   *Complete Production Services, Inc...................    20,904      812,748
  #*Comstock Resources, Inc.............................    13,621      434,510
    ConocoPhillips...................................... 1,766,829  127,194,020
   *Crimson Exploration, Inc............................    27,530       86,719
    Crosstex Energy, Inc................................    46,661      681,251
   *CVR Energy, Inc.....................................    18,688      501,773
   *Dawson Geophysical Co...............................     4,547      180,470
    Delek US Holdings, Inc..............................    63,356    1,052,977
   *Denbury Resources, Inc..............................   227,307    4,391,571
    DHT Holdings, Inc...................................    33,011      118,840
   *Double Eagle Petroleum Co...........................     6,032       65,025
   *Energy Partners, Ltd................................     3,621       61,593
  #*Exterran Holdings, Inc..............................    85,189    1,574,293
   *General Maritime Corp...............................     6,282        6,847
  #*GeoResources, Inc...................................     4,000      102,080
   *Global Industries, Ltd..............................    36,106      185,224
  #*Green Plains Renewable Energy, Inc..................    10,930      119,683
    Gulf Island Fabrication, Inc........................     8,048      278,461
   *Gulfmark Offshore, Inc..............................    35,505    1,730,514
  #*Harvest Natural Resources, Inc......................    45,263      620,103
   *Helix Energy Solutions Group, Inc...................    93,310    1,827,010
    Helmerich & Payne, Inc..............................   106,356    7,343,882
   *Hercules Offshore, Inc..............................    54,574      256,498
    Hess Corp...........................................   378,130   25,924,593
   *HKN, Inc............................................    24,730       54,901
   *Hornbeck Offshore Services, Inc.....................    16,700      464,928
  #*Key Energy Services, Inc............................    56,774    1,106,525
    Marathon Oil Corp...................................   903,937   27,994,929
   *Marathon Petroleum Corp.............................   451,968   19,791,679
   *Matrix Service Co...................................     8,405      117,166
   *Mitcham Industries, Inc.............................     7,044      127,919
    Murphy Oil Corp.....................................   189,426   12,164,938
   *Nabors Industries, Ltd..............................   276,982    7,315,095
    National-Oilwell, Inc...............................   435,733   35,107,008
   *Natural Gas Services Group, Inc.....................    17,452      277,661
   *Newpark Resources, Inc..............................   101,220      940,334
    Noble Energy, Inc...................................    69,642    6,941,915
   *Oil States International, Inc.......................    25,058    2,022,181
    Overseas Shipholding Group, Inc.....................    31,709      771,797
   *Parker Drilling Co..................................   117,663      745,983
    Patterson-UTI Energy, Inc...........................   152,325    4,955,132
   *Petrohawk Energy Corp...............................   117,383    4,482,857
   *Petroleum Development Corp..........................    26,573      965,131
   *PHI, Inc. Non-Voting................................    21,578      464,574
   *PHI, Inc. Voting....................................     1,099       23,189
   *Pioneer Drilling Co.................................    67,927    1,105,172
    Pioneer Natural Resources Co........................   138,949   12,920,868
   *Plains Exploration & Production Co..................   162,430    6,336,394
    QEP Resources, Inc..................................    33,043    1,448,275
   *REX American Resources Corp.........................     4,050       69,782
   *Rosetta Resources, Inc..............................    62,789    3,250,587
   *Rowan Cos., Inc.....................................   121,858    4,773,178
    SEACOR Holdings, Inc................................    36,653    3,678,495
   *SemGroup Corp. Class A..............................     4,727      110,045
   *Stone Energy Corp...................................    16,671      541,141
    Sunoco, Inc.........................................   149,214    6,065,549
   *Swift Energy Corp...................................    61,413    2,339,835
    Teekay Corp.........................................    34,743      964,118
   *Tesoro Petroleum Corp...............................   168,807    4,100,322

                                     1465

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
   *Tetra Technologies, Inc.............................    13,070 $    168,211
   *TGC Industries, Inc.................................     1,445       10,635
    Tidewater, Inc......................................    50,804    2,760,689
   *Triangle Petroleum Corp.............................     1,550       11,563
   *Union Drilling, Inc.................................    22,000      245,300
   *Unit Corp...........................................    57,000    3,420,570
   *USEC, Inc...........................................   168,662      575,137
    Valero Energy Corp..................................   658,099   16,531,447
   *Weatherford International, Ltd......................   185,733    4,071,267
  #*Western Refining, Inc...............................    68,485    1,399,149
   *Whiting Petroleum Corp..............................    25,307    1,482,990
   *Willbros Group, Inc.................................    21,126      194,359
                                                                   ------------
Total Energy............................................            527,946,336
                                                                   ------------

Financials -- (17.5%)
    1st Source Corp.....................................    43,218      996,175
   *21st Century Holding Co.............................    13,665       36,349
    Abington Bancorp, Inc...............................    21,227      210,360
    ACE, Ltd............................................    86,825    5,815,538
   *Affirmative Insurance Holdings, Inc.................    14,714       33,106
   *Allegheny Corp......................................     7,349    2,420,834
    Alliance Bancorp, Inc. of Pennsylvania..............       180        2,002
   *Allied World Assurance Co. Holdings AG..............    24,643    1,341,811
    Allstate Corp. (The)................................   529,952   14,690,269
    Alterra Capital Holdings, Ltd.......................    52,830    1,151,166
   *American Capital, Ltd...............................   422,803    4,088,505
   #American Equity Investment Life Holding Co..........    88,700    1,052,869
    American Financial Group, Inc.......................   199,200    6,768,816
   *American Independence Corp..........................       866        4,737
    American National Insurance Co......................    40,288    3,019,183
   *American River Bankshares...........................       634        3,791
   *American Safety Insurance Holdings, Ltd.............    15,049      282,169
   *Ameris Bancorp......................................    15,110      152,913
   *AmeriServe Financial, Inc...........................    33,075       73,096
   *Arch Capital Group, Ltd.............................    41,558    1,404,660
    Argo Group International Holdings, Ltd..............    38,796    1,140,602
   *Aspen Insurance Holdings, Ltd.......................   102,623    2,657,936
   *Asset Acceptance Capital Corp.......................     3,458       17,083
   #Associated Banc-Corp................................   121,017    1,651,882
    Assurant, Inc.......................................    65,820    2,344,508
    Assured Guaranty, Ltd...............................   122,989    1,740,294
    Asta Funding, Inc...................................     8,397       66,084
   *Atlantic Coast Financial Corp.......................       579        3,161
   *Avatar Holdings, Inc................................    18,272      279,562
    Axis Capital Holdings, Ltd..........................   119,779    3,817,357
    Baldwin & Lyons, Inc................................       300        7,707
    Baldwin & Lyons, Inc. Class B.......................     8,321      201,618
   *Bancorp, Inc........................................     1,337       12,033
   #BancorpSouth, Inc...................................       924       12,511
   *BancTrust Financial Group, Inc......................    33,553       79,521
    Bank Mutual Corp....................................    50,249      186,424
    Bank of America Corp................................ 7,428,143   72,127,269
   *Bank of Montreal....................................    33,677    2,116,263
   *BankAtlantic Bancorp, Inc...........................     9,309        9,588
    BankFinancial Corp..................................    39,867      324,916
    Banner Corp.........................................     3,691       68,357
    BCB Bancorp, Inc....................................     1,359       14,990
    Berkshire Hills Bancorp, Inc........................    40,727      892,736
   *BofI Holding, Inc...................................     8,423      117,880
    Boston Private Financial Holdings, Inc..............    28,409      196,874
    Capital City Bank Group, Inc........................    16,636      171,517

                                     1466

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Capital One Financial Corp...........................   571,140 $27,300,492
    Capital Southwest Corp...............................     7,189     675,119
    CapitalSource, Inc...................................    81,510     526,555
    Capitol Federal Financial, Inc.......................    41,295     472,415
    Cathay General Bancorp...............................    60,993     845,363
    Century Bancorp, Inc. Class A........................       595      16,083
    CFS Bancorp, Inc.....................................    14,148      80,078
    Chemical Financial Corp..............................     4,362      82,747
   *Chicopee Bancorp, Inc................................     1,000      14,180
    Cincinnati Financial Corp............................     7,302     199,564
    Citigroup, Inc....................................... 1,957,922  75,066,729
   *Citizens Community Bancorp, Inc......................    10,355      62,855
    Citizens South Banking Corp..........................     1,934       7,949
    CME Group, Inc.......................................    82,877  23,967,200
    CNA Financial Corp...................................   313,566   8,635,608
   *CNO Financial Group, Inc.............................   208,185   1,530,160
    CoBiz Financial, Inc.................................     4,003      24,618
    Codorus Valley Bancorp, Inc..........................       115       1,173
  #*Comerica, Inc........................................     3,474     111,272
   *Community West Bancshares............................       400       1,346
   *CompuCredit Holdings Corp............................    30,412      90,932
  #*Cowen Group, Inc.....................................    10,664      42,123
   *Crescent Financial Corp..............................    18,440      73,760
    Delphi Financial Group, Inc. Class A.................        53       1,427
    Donegal Group, Inc. Class A..........................    30,319     364,434
    Donegal Group, Inc. Class B..........................       300       6,294
   *Doral Financial Corp.................................     1,166       2,040
   *E*Trade Financial Corp...............................   160,321   2,545,897
    Eastern Insurance Holdings, Inc......................    23,326     312,102
    Eastern Virginia Bankshares, Inc.....................       260         793
    Edelman Financial Group, Inc.........................    53,327     406,885
    EMC Insurance Group, Inc.............................    19,181     358,109
   *Encore Bancshares, Inc...............................     7,009      84,038
   *Encore Capital Group, Inc............................       789      21,579
    Endurance Specialty Holdings, Ltd....................    76,288   3,107,973
    Enterprise Financial Services Corp...................     6,453      90,019
    ESB Financial Corp...................................       360       4,817
    ESSA Bancorp, Inc....................................     9,417     108,295
    Evans Bancorp, Inc...................................     1,681      23,147
    Everest Re Group, Ltd................................    53,099   4,360,490
   *Farmers Capital Bank Corp............................       818       4,335
    FBL Financial Group, Inc. Class A....................    35,719   1,124,434
    Federal Agricultural Mortgage Corp...................     8,800     177,760
    Federal Agricultural Mortgage Corp. Class A..........       177       2,514
    Fidelity Bancorp, Inc................................       400       4,504
    Fidelity National Financial, Inc.....................    75,967   1,238,262
   *Fidelity Southern Corp...............................     6,581      44,619
   *First Acceptance Corp................................    39,006      64,750
    First American Financial Corp........................    10,224     163,482
    First Bancorp........................................    13,653     134,482
   *First Bancshares, Inc................................       400       2,700
    First Bancshares, Inc. (The).........................       300       2,973
    First Busey Corp.....................................    13,844      71,850
    First Business Financial Services, Inc...............       482       6,753
   *First California Financial Group, Inc................     1,188       4,348
    First Citizens BancShares, Inc.......................    11,398   2,053,008
   *First Defiance Financial Corp........................     9,551     140,018
   *First Federal of Northern Michigan Bancorp, Inc......     1,100       4,224
    First Financial Holdings, Inc........................    14,857     123,462
   *First Financial Northwest, Inc.......................    25,471     125,063
   *First Financial Service Corp.........................       700       2,100

                                     1467

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    First Interstate Bancsystem, Inc.......................     194 $     2,596
    First Merchants Corp...................................  28,856     258,261
    First Midwest Bancorp, Inc.............................  10,824     129,022
    First Pactrust Bancorp, Inc............................   3,050      45,140
   *First Place Financial Corp.............................  21,198      16,110
   *First Security Group, Inc..............................  12,267       5,643
    First South Bancorp, Inc...............................   1,978       8,604
   *FirstCity Financial Corp...............................   5,872      41,574
    Flagstone Reinsurance Holdings SA......................  45,783     407,927
    Flushing Financial Corp................................   2,384      29,371
  #*FNB United Corp........................................   7,443       3,647
    Fox Chase Bancorp, Inc.................................     999      13,357
   *FPIC Insurance Group, Inc..............................   8,844     368,972
    German American Bancorp, Inc...........................   8,144     136,575
   *Gleacher & Co., Inc....................................  45,986      78,636
   *Global Indemnity P.L.C.................................   5,977     124,501
   #Great Southern Bancorp, Inc............................   2,301      42,016
   *Greene Bancshares, Inc.................................  16,271      41,979
   *Guaranty Bancorp.......................................  79,999     111,199
   *Guaranty Federal Bancshares, Inc.......................   1,684       8,555
   *Hallmark Financial Services, Inc.......................  26,292     177,208
    Hampden Bancorp, Inc...................................   5,886      78,048
    Hancock Holding Co.....................................  10,810     356,189
    Hanover Insurance Group, Inc...........................  88,829   3,216,498
    Hartford Financial Services Group, Inc................. 478,387  11,203,824
    HCC Insurance Holdings, Inc............................  19,162     577,351
    Heartland Financial USA, Inc...........................   1,881      30,190
   *Heritage Commerce Corp.................................  23,031     114,925
    Heritage Financial Corp................................   1,838      23,949
    HF Financial Corp......................................     400       4,116
   *Hilltop Holdings, Inc..................................   8,181      71,584
    Hingham Institution for Savings........................     500      27,000
   *HMN Financial, Inc.....................................   3,456       8,312
   *Home Bancorp, Inc......................................   1,028      14,988
    Home Federal Bancorp, Inc..............................  12,347     131,989
    HopFed Bancorp, Inc....................................   6,649      53,790
    Horace Mann Educators Corp.............................  58,206     847,479
    Horizon Bancorp........................................     300       8,277
    Huntington Bancshares, Inc............................. 144,163     871,465
   *ICG Group, Inc.........................................  28,982     320,251
    Independence Holding Co................................  22,770     204,475
    Indiana Community Bancorp..............................   2,029      34,432
    Infinity Property & Casualty Corp......................  18,365     930,555
   *Intervest Bancshares Corp..............................     325       1,111
   *Investment Technology Group, Inc.......................  13,951     169,784
    Investors Title Co.....................................   1,169      44,539
    Kaiser Federal Financial Group, Inc....................     527       6,730
    Kentucky First Federal Bancorp.........................   2,800      25,172
    KeyCorp................................................ 425,437   3,420,513
    Lakeland Bancorp, Inc..................................   5,819      57,899
    Landmark Bancorp, Inc..................................   1,701      26,995
    Legg Mason, Inc........................................ 128,883   3,791,738
    Lincoln National Corp.................................. 460,953  12,215,254
    LNB Bancorp, Inc.......................................  13,395      68,716
    Loews Corp............................................. 586,729  23,392,885
   *Louisiana Bancorp, Inc.................................   5,606      90,004
   *Macatawa Bank Corp.....................................  19,092      56,894
   *Magyar Bancorp, Inc....................................     500       2,090
    Maiden Holdings, Ltd...................................  19,642     182,081
    MainSource Financial Group, Inc........................  47,000     434,280
   *Marlin Business Services Corp..........................  14,664     183,007

                                     1468

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    MB Financial, Inc....................................     6,974 $   140,805
  #*MBIA, Inc............................................   223,717   2,058,196
  #*MBT Financial Corp...................................    23,185      31,532
    MCG Capital Corp.....................................    24,147     134,499
    Meadowbrook Insurance Group, Inc.....................    39,471     371,027
    Medallion Financial Corp.............................    17,589     163,226
  #*Mercantile Bank Corp.................................     4,648      45,783
   *Meridian Interstate Bancorp, Inc.....................     1,682      22,505
    Meta Financial Group, Inc............................     1,251      27,222
    MetLife, Inc......................................... 1,032,078  42,531,934
   *Metro Bancorp, Inc...................................     1,573      18,042
   *MetroCorp Bancshares, Inc............................     2,250      14,602
   *MF Global Holdings, Ltd..............................    62,953     463,964
   *MGIC Investment Corp.................................    63,595     253,108
    MicroFinancial, Inc..................................     5,900      35,223
    MidWestOne Financial Group, Inc......................       541       7,904
    Montpelier Re Holdings, Ltd..........................    40,646     701,550
    Morgan Stanley....................................... 1,224,333  27,241,409
    MutualFirst Financial, Inc...........................     2,300      20,562
   *NASDAQ OMX Group, Inc. (The).........................    70,529   1,697,633
    National Western Life Insurance Co. Class A..........       900     154,197
   *Navigators Group, Inc. (The).........................     5,223     246,212
   *New Century Bancorp, Inc.............................       600       2,556
    New Hampshire Thrift Bancshares, Inc.................     3,667      48,111
    New Westfield Financial, Inc.........................     1,485      12,028
   *NewBridge Bancorp....................................    10,504      50,524
   *Newport Bancorp, Inc.................................       700       9,667
   *NewStar Financial, Inc...............................    48,079     511,561
   *North Valley Bancorp.................................       907       9,732
    Northeast Community Bancorp, Inc.....................    18,190     121,145
    Northrim Bancorp, Inc................................     6,379     125,921
    NYSE Euronext, Inc...................................       900      30,114
   #Old Republic International Corp......................   357,183   3,728,991
  #*Old Second Bancorp, Inc..............................     4,874       6,190
   *OmniAmerican Bancorp, Inc............................       333       4,875
    OneBeacon Insurance Group, Ltd.......................     1,396      17,785
    Oppenheimer Holdings, Inc. Class A...................     1,934      50,052
    Pacific Continental Corp.............................       202       1,988
  #*Pacific Mercantile Bancorp...........................    16,756      76,240
   *Pacific Premier Bancorp, Inc.........................       100         660
    PartnerRe, Ltd.......................................    52,224   3,489,608
  #*Penson Worldwide, Inc................................    25,072      76,720
    Peoples Bancorp of North Carolina....................       250       1,500
    Peoples Bancorp, Inc.................................    17,708     211,256
    People's United Financial, Inc.......................    23,949     303,673
   *PHH Corp.............................................    92,304   1,731,623
   *Phoenix Cos., Inc. (The).............................    55,396     132,950
   *PICO Holdings, Inc...................................        82       2,239
  #*Pinnacle Financial Partners, Inc.....................    51,523     785,726
   *Piper Jaffray Cos., Inc..............................       912      26,886
    Platinum Underwriters Holdings, Ltd..................    25,125     863,044
   *Popular, Inc.........................................   565,367   1,356,881
    Porter Bancorp, Inc..................................     1,737       7,903
   *Preferred Bank.......................................       235       2,148
   *Premier Financial Bancorp, Inc.......................     1,301       9,393
    Presidential Life Corp...............................    29,727     337,699
    Protective Life Corp.................................    96,837   2,058,755
    Provident Financial Holdings, Inc....................       544       4,619
    Provident Financial Services, Inc....................    52,601     729,050
    Provident New York Bancorp...........................    70,554     531,977
    Prudential Financial, Inc............................   497,625  29,200,635

                                     1469

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Pulaski Financial Corp...............................     4,550 $    32,578
    Radian Group, Inc....................................   102,845     326,019
    Regions Financial Corp............................... 1,304,230   7,942,761
    Reinsurance Group of America, Inc....................   169,166   9,847,153
    Renasant Corp........................................    46,114     705,544
   *Republic First Bancorp, Inc..........................     2,474       5,245
    Resource America, Inc................................    21,502     126,217
   *Riverview Bancorp, Inc...............................    15,319      46,417
    Safety Insurance Group, Inc..........................    13,013     528,328
    Sandy Spring Bancorp, Inc............................    18,288     326,807
   *Savannah Bancorp, Inc. (The).........................     2,998      22,185
    SeaBright Holdings, Inc..............................    40,890     371,690
    Selective Insurance Group, Inc.......................    72,997   1,196,421
    SI Financial Group, Inc..............................     5,444      55,257
    Simmons First National Corp..........................     2,049      49,504
    Somerset Hills Bancorp...............................     4,317      35,874
   *Southern Community Financial Corp....................    29,890      44,835
   *Southern First Bancshares, Inc.......................     1,006       9,859
    Southern Missouri Bancorp, Inc.......................        41         883
  #*Southwest Bancorp, Inc...............................    23,408     145,130
    State Auto Financial Corp............................    62,484   1,035,985
    StellarOne Corp......................................    24,967     310,589
   #Stewart Information Services Corp....................    12,271     130,073
   *Stratus Properties, Inc..............................     3,069      43,518
  #*Sun Bancorp, Inc.....................................     6,728      20,991
    SunTrust Banks, Inc..................................   617,728  15,128,159
    Susquehanna Bancshares, Inc..........................   124,870     940,271
    Symetra Financial Corp...............................     8,054     101,158
    Synovus Financial Corp...............................    96,130     175,918
   *Taylor Capital Group, Inc............................     1,237       9,822
    Teche Holding Co.....................................       600      19,716
   *Tennessee Commerce Bancorp, Inc......................       772       1,158
    TF Financial Corp....................................       630      12,654
   *Timberland Bancorp, Inc..............................     2,500      13,975
   #TowneBank............................................     5,371      70,145
    Transatlantic Holdings, Inc..........................    91,903   4,706,353
    Travelers Cos., Inc. (The)...........................    71,478   3,940,582
   *Tree.com, Inc........................................     5,635      31,387
    Umpqua Holdings Corp.................................    92,268   1,048,164
    Unico American Corp..................................     1,900      20,121
    Union First Market Bankshares Corp...................    12,821     159,621
  #*United Community Banks, Inc..........................     2,108      23,040
    United Financial Bancorp, Inc........................    12,452     194,127
    United Fire & Casualty Co............................    41,412     710,216
   *United Security Bancshares...........................       362       1,135
    Unitrin, Inc.........................................    90,527   2,550,146
   *Unity Bancorp, Inc...................................     3,306      22,216
    Unum Group...........................................   530,100  12,929,139
    Validus Holdings, Ltd................................    56,030   1,489,838
   *Virginia Commerce Bancorp, Inc.......................    22,274     141,885
    VIST Financial Corp..................................       271       1,718
    Washington Federal, Inc..............................     1,881      31,808
   *Waterstone Financial, Inc............................     1,300       3,276
    Webster Financial Corp...............................     8,500     173,570
    WesBanco, Inc........................................    34,885     716,887
    West Bancorporation, Inc.............................    14,757     147,127
    White Mountains Insurance Group, Ltd.................    18,187   7,663,820
    White River Capital, Inc.............................       300       5,736
   #Wintrust Financial Corp..............................     9,615     328,641
   #WR Berkley Corp......................................     5,657     174,179
   *WSB Holdings, Inc....................................       100         282

                                     1470

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
    Xl Group P.L.C......................................   199,510 $  4,093,945
   *Yadkin Valley Financial Corp........................    16,710       31,081
    Zions Bancorporation................................    91,968    2,014,099
   *ZipRealty, Inc......................................    10,028       27,176
                                                                   ------------
Total Financials........................................            562,547,309
                                                                   ------------
Health Care -- (8.1%)
   *Accuray, Inc........................................     9,330       64,377
   *Addus HomeCare Corp.................................       447        2,606
    Aetna, Inc..........................................   503,313   20,882,456
   *Affymetrix, Inc.....................................    53,173      300,427
   *Albany Molecular Research, Inc......................    35,737      170,823
  #*Alere, Inc..........................................    74,130    2,186,094
   *Allied Healthcare International, Inc................    67,398      257,460
   *Allied Healthcare Products, Inc.....................     1,000        3,790
   *Alphatec Holdings, Inc..............................     6,688       19,529
   *AMAG Pharmaceuticals, Inc...........................       272        4,028
  #*Amedisys, Inc.......................................    12,879      333,051
   *American Dental Partners, Inc.......................    26,370      306,419
   *Amsurg Corp.........................................    28,998      737,419
    Analogic Corp.......................................     8,334      448,286
   *AngioDynamics, Inc..................................    47,752      660,410
   *Anika Therapeutics, Inc.............................    19,479      125,250
    Arrhythmia Research Technology, Inc.................     1,200        5,148
   #Assisted Living Concepts, Inc.......................    35,484      556,034
   *BioClinica, Inc.....................................    10,162       47,558
   *BioScrip, Inc.......................................    37,700      270,686
  #*Boston Scientific Corp.............................. 1,205,899    8,634,237
   *Brookdale Senior Living, Inc........................       861       18,417
   *Cambrex Corp........................................    23,463      103,472
    Cantel Medical Corp.................................     7,270      181,241
   *Capital Senior Living Corp..........................    45,270      397,923
   *CardioNet, Inc......................................       345        1,739
   *CareFusion Corp.....................................   207,163    5,467,032
   *Codexis, Inc........................................       219        1,971
   *Community Health Systems, Inc.......................   105,314    2,721,314
   *CONMED Corp.........................................    43,239    1,124,214
    Cooper Cos., Inc....................................    65,164    4,984,394
   *Coventry Health Care, Inc...........................   141,956    4,542,592
   *Cross Country Healthcare, Inc.......................    33,630      232,383
   *Cutera, Inc.........................................    22,757      184,559
   *Cynosure, Inc. Class A..............................       350        4,553
    Daxor Corp..........................................       545        5,488
   *Digirad Corp........................................    26,648       75,414
   *Dynacq Healthcare, Inc..............................       909        1,682
   *Emdeon, Inc. Class A................................    11,440      177,320
   *Enzo Biochem, Inc...................................    22,793       87,525
   *Exactech, Inc.......................................     1,166       19,927
   *Five Star Quality Care, Inc.........................    28,899      143,050
   *Gentiva Health Services, Inc........................    28,510      512,895
   *Greatbatch, Inc.....................................    29,721      740,647
   *Harvard Bioscience, Inc.............................    21,144      106,989
   *Health Net, Inc.....................................    40,325    1,133,939
   *Healthspring, Inc...................................    86,917    3,567,074
   *Healthways, Inc.....................................    20,167      301,093
   *Hologic, Inc........................................   305,036    5,664,519
   #Humana, Inc.........................................   236,814   17,661,588
   *IntegraMed America, Inc.............................     3,874       35,447
    Invacare Corp.......................................    26,628      798,307
    Kewaunee Scientific Corp............................     1,631       16,114
   *Kindred Healthcare, Inc.............................    50,544      952,249

                                     1471

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
   *LCA-Vision, Inc.....................................     3,750 $     15,788
    LeMaitre Vascular, Inc..............................     5,100       33,762
   *LifePoint Hospitals, Inc............................    82,208    3,049,917
   *Magellan Health Services, Inc.......................     9,409      490,209
   *Maxygen, Inc........................................    45,644      247,847
   *MedCath Corp........................................    30,240      396,749
   *Medical Action Industries, Inc......................    26,509      201,999
  #*MediciNova, Inc.....................................       225          608
    MEDTOX Scientific, Inc..............................     7,900      123,319
   *Misonix, Inc........................................     4,083        9,758
   *Molina Healthcare, Inc..............................    18,105      410,078
    National Healthcare Corp............................     1,734       82,486
   *Natus Medical, Inc..................................     4,075       46,985
   #Omnicare, Inc.......................................   197,388    6,020,334
   *PDI, Inc............................................    15,333      114,538
    Pfizer, Inc......................................... 4,361,873   83,922,437
   *PharMerica Corp.....................................     7,655       97,754
   *Regeneration Technologies, Inc......................    19,587       64,441
   *Repligen Corp.......................................    34,062      120,239
   *Select Medical Holdings Corp........................    25,076      196,847
   *Skilled Healthcare Group, Inc.......................    18,080      159,104
   *Solta Medical, Inc..................................     3,182        7,764
   *SRI/Surgical Express, Inc...........................     2,127        9,082
   *Sucampo Pharmaceuticals, Inc........................     7,965       32,019
   *Sun Healthcare Group, Inc...........................     8,903       62,321
   *SunLink Health Systems, Inc.........................     1,750        3,675
   *SuperGen, Inc.......................................       423        1,294
   *SurModics, Inc......................................       902        9,922
   *Symmetry Medical, Inc...............................    49,574      477,398
    Teleflex, Inc.......................................    37,423    2,253,987
   *Theragenics Corp....................................    21,383       36,565
   *Thermo Fisher Scientific, Inc.......................   499,520   30,016,157
   *TranS1, Inc.........................................     6,997       32,326
   *Triple-S Management Corp............................    17,739      382,630
    UnitedHealth Group, Inc.............................   133,703    6,635,680
   *Universal American Corp.............................    85,628      814,322
   *Viropharma, Inc.....................................   103,779    1,876,324
   *WellCare Health Plans, Inc..........................    12,832      562,683
    WellPoint, Inc......................................   504,640   34,088,432
   *Wright Medical Group, Inc...........................     1,325       20,723
    Young Innovations, Inc..............................     2,165       62,742
                                                                   ------------
Total Health Care.......................................            261,174,404
                                                                   ------------
Industrials -- (13.1%)
   *A.T. Cross Co.......................................    18,431      272,226
    AAR Corp............................................    30,805      903,819
    ABM Industries, Inc.................................     9,700      218,250
    Aceto Corp..........................................    30,245      184,494
   *Aecom Technology Corp...............................    10,543      260,834
   *Air Transport Services Group, Inc...................     8,765       43,650
    Aircastle, Ltd......................................    54,200      620,590
    Alamo Group, Inc....................................    22,951      548,758
   *Alaska Air Group, Inc...............................    17,713    1,082,619
    Albany International Corp...........................     4,175      110,930
    Alexander & Baldwin, Inc............................    66,838    3,222,260
   *Allied Defense Group, Inc...........................     2,645        8,861
   *Allied Motion Technologies, Inc.....................       162          850
   *Amerco, Inc.........................................    29,431    2,652,910
   *American Railcar Industries, Inc....................    21,009      491,400
   *American Reprographics Co...........................     4,695       32,067
    Ameron International Corp...........................     9,647      820,863

                                     1472

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
    Ampco-Pittsburgh Corp................................     3,139 $    81,771
   *AMREP Corp...........................................       966       8,520
    Apogee Enterprises, Inc..............................    32,037     366,824
    Applied Industrial Technologies, Inc.................    26,540     847,157
    Arkansas Best Corp...................................    25,200     606,312
   *Armstrong World Industries, Inc......................    79,531   3,141,474
  #*Ascent Solar Technologies, Inc.......................     7,857       7,150
   *Astec Industries, Inc................................     4,900     183,848
   *Atlas Air Worldwide Holdings, Inc....................    37,114   1,944,402
   *Avis Budget Group, Inc...............................    40,397     610,399
   #Barnes Group, Inc....................................    46,604   1,134,807
    Barrett Business Services, Inc.......................    12,955     193,289
   *BlueLinx Holdings, Inc...............................    13,079      29,428
    Brady Co. Class A....................................    10,600     313,760
    Briggs & Stratton Corp...............................    24,500     419,930
   *Builders FirstSource, Inc............................    12,182      28,019
   *CAI International, Inc...............................    11,800     207,090
    Cascade Corp.........................................     5,840     291,942
   *Casella Waste Systems, Inc...........................     2,560      16,102
  #*CBIZ, Inc............................................    20,768     154,929
    CDI Corp.............................................    43,399     562,451
   *CECO Environmental Corp..............................     5,323      40,242
   *Celadon Group, Inc...................................    10,492     143,531
   *Ceradyne, Inc........................................    26,425     856,434
   *Champion Industries, Inc.............................       686         885
   *Chart Industries, Inc................................     3,000     159,180
    Chicago Rivet & Machine Co...........................       700      11,760
   #Cintas Corp..........................................     1,940      63,147
    CIRCOR International, Inc............................     1,740      75,255
   *CNH Global N.V.......................................     6,958     265,378
   *Columbus McKinnon Corp...............................    26,215     431,237
   *Comarco, Inc.........................................     9,299       3,115
    Comfort Systems USA, Inc.............................    17,366     181,301
    CompX International, Inc.............................       500       6,800
   *Consolidated Graphics, Inc...........................    15,008     774,263
    Courier Corp.........................................     8,103      77,870
    Covanta Holding Corp.................................    81,479   1,407,957
   *Covenant Transportation Group, Inc...................     7,080      41,560
   *CPI Aerostructures, Inc..............................     5,826      82,205
   *CRA International, Inc...............................     4,258     114,455
    CSX Corp............................................. 1,242,950  30,539,281
    Curtiss-Wright Corp..................................    24,966     797,913
    Ducommun, Inc........................................    16,345     359,590
   *Dycom Industries, Inc................................    41,650     709,716
  #*Eagle Bulk Shipping, Inc.............................    19,733      46,570
    Eastern Co...........................................    10,193     182,862
    Eaton Corp...........................................    55,874   2,679,158
    Ecology & Environment, Inc. Class A..................       900      15,399
   *EMCOR Group, Inc.....................................     1,012      28,255
   #Encore Wire Corp.....................................    19,066     419,643
    EnergySolutions, Inc.................................    12,385      62,668
   *EnerSys..............................................    43,239   1,382,783
    Ennis, Inc...........................................    48,483     850,392
    ESCO Technologies, Inc...............................     5,316     184,359
    Espey Manufacturing & Electronics Corp...............     1,671      41,959
   *Esterline Technologies Corp..........................    44,968   3,434,206
  #*Excel Maritime Carriers, Ltd.........................    39,214     101,172
    Federal Signal Corp..................................    70,880     409,686
   *Flow International Corp..............................    23,633      80,589
   *Franklin Covey Co....................................     3,075      34,440
   *Frozen Food Express Industries.......................     8,986      33,248

                                     1473

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
  #*FTI Consulting, Inc..................................    13,080 $   474,673
    G & K Services, Inc. Class A.........................    29,714   1,012,356
    GATX Corp............................................    65,445   2,580,496
  #*Genco Shipping & Trading, Ltd........................     2,886      18,066
   *Gencor Industries, Inc...............................     8,766      67,849
  #*General Cable Corp...................................    26,092   1,037,679
    General Electric Co.................................. 4,024,591  72,080,425
   *GEO Group, Inc. (The)................................    23,888     496,870
   *Gibraltar Industries, Inc............................    36,288     373,041
   *GP Strategies Corp...................................    19,900     257,705
    Granite Construction, Inc............................    16,160     377,821
    Great Lakes Dredge & Dock Corp.......................    79,907     475,447
  #*Greenbrier Cos., Inc.................................    20,647     415,418
   *Griffon Corp.........................................    74,563     704,620
   *H&E Equipment Services, Inc..........................    66,829     801,948
    Hardinge, Inc........................................    20,151     220,653
   *Hertz Global Holdings, Inc...........................   278,411   3,917,243
   *Hill International, Inc..............................    12,549      67,388
  #*Hoku Corp............................................       400         592
   #Horizon Lines, Inc...................................    32,873      34,517
   *Hudson Highland Group, Inc...........................    19,038     114,038
  #*Huntington Ingalls Industries, Inc...................    56,173   1,880,672
   *Hurco Cos., Inc......................................     8,210     241,538
   *ICF International, Inc...............................     9,220     215,379
    Ingersoll-Rand P.L.C.................................   250,943   9,390,287
   *Insituform Technologies, Inc.........................     3,299      66,145
    Insteel Industries, Inc..............................     8,989     103,014
   *Interline Brands, Inc................................    74,162   1,240,730
    International Shipholding Corp.......................     9,397     193,484
    Intersections, Inc...................................    34,178     663,737
  #*JetBlue Airways Corp.................................   324,893   1,556,237
   *Kadant, Inc..........................................     6,383     167,937
   *Kansas City Southern.................................    27,254   1,617,525
   *KAR Auction Services, Inc............................    18,100     321,818
    Kaydon Corp..........................................     7,100     253,115
    KBR, Inc.............................................    15,450     550,792
   *Kelly Services, Inc. Class A.........................    44,445     695,564
    Kennametal, Inc......................................     6,400     252,352
   *Key Technology, Inc..................................     3,199      51,952
    Kimball International, Inc. Class B..................    25,521     153,126
   *Korn/Ferry International.............................    12,556     270,456
   *Kratos Defense & Security Solutions, Inc.............       723       7,862
    L.S. Starrett Co. Class A............................     4,097      51,991
    L-3 Communications Holdings, Inc.....................   100,470   7,949,186
    Lawson Products, Inc.................................    10,838     202,345
   *Layne Christensen Co.................................    20,333     595,960
    LB Foster Co. Class A................................       780      27,105
   *LMI Aerospace, Inc...................................    14,827     340,873
    LSI Industries, Inc..................................    24,154     200,961
   *Lydall, Inc..........................................    14,201     171,548
   *M&F Worldwide Corp...................................    24,164     605,550
    Marten Transport, Ltd................................    31,777     653,653
    McGrath Rentcorp.....................................    14,876     387,222
   *Metalico, Inc........................................    74,246     406,868
   *MFRI, Inc............................................     8,800      81,664
    Miller Industries, Inc...............................    20,010     327,764
  #*Mobile Mini, Inc.....................................    54,461   1,149,672
   *Moog, Inc............................................    34,239   1,402,087
    Mueller Industries, Inc..............................    29,387   1,102,894
    Mueller Water Products, Inc..........................   198,857     650,262
    Multi-Color Corp.....................................     1,845      49,686

                                     1474

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
    NACCO Industries, Inc. Class A.........................   6,123 $   556,458
    National Technical Systems, Inc........................  15,600      94,068
    Norfolk Southern Corp.................................. 545,229  41,273,835
    Northrop Grumman Corp.................................. 337,038  20,394,169
   *Northwest Pipe Co......................................   8,785     263,989
   *Ocean Power Technologies, Inc..........................   8,500      27,965
   *On Assignment, Inc.....................................  57,765     589,203
   *Owens Corning, Inc..................................... 152,823   5,437,442
   *P.A.M. Transportation Services, Inc....................  19,428     188,452
   *Park-Ohio Holdings Corp................................   1,467      27,888
    Pentair, Inc...........................................  26,828     987,539
   *PGT, Inc...............................................     500         930
   *Pike Electric Corp.....................................  17,263     151,742
   *Pinnacle Airlines Corp.................................  13,732      54,791
   *Polypore International, Inc............................   5,700     387,600
   *Powell Industries, Inc.................................   3,095     119,281
   *PowerSecure International, Inc.........................   7,600      52,060
    Providence & Worcester Railroad Co.....................   1,200      16,740
   *Quad Graphics, Inc.....................................     799      26,894
    Quanex Building Products Corp..........................   8,200     128,494
   *Quanta Services, Inc................................... 168,307   3,117,046
    R. R. Donnelley & Sons Co.............................. 150,012   2,821,726
   *RailAmerica, Inc.......................................  16,561     246,428
    Raytheon Co............................................ 156,269   6,989,912
   *RCM Technologies, Inc..................................  19,013     105,142
  #*Republic Airways Holdings, Inc.........................  48,800     211,304
    Republic Services, Inc................................. 429,755  12,475,788
    Robbins & Myers, Inc...................................   8,889     428,805
   *Rush Enterprises, Inc. Class A.........................  33,846     676,582
   *Rush Enterprises, Inc. Class B.........................  18,522     310,244
    Ryder System, Inc......................................  89,844   5,060,014
   *Saia, Inc..............................................  17,104     257,757
    Schawk, Inc............................................  45,135     712,682
   *School Specialty, Inc..................................  23,822     286,340
    Seaboard Corp..........................................   1,906   4,984,190
    Servidyne, Inc.........................................   7,283      25,126
   *SFN Group, Inc.........................................  48,881     680,424
    SIFCO Industries, Inc..................................   6,623     120,870
    Simpson Manufacturing Co., Inc.........................   8,098     229,173
    SkyWest, Inc...........................................  45,606     586,493
   *SL Industries, Inc.....................................     300       7,308
    Southwest Airlines Co.................................. 645,761   6,431,780
   *Sparton Corp...........................................   5,932      54,752
    Standex International Corp.............................  24,452     787,110
    Stanley Black & Decker, Inc............................ 154,919  10,189,023
   #Steelcase, Inc. Class A................................  64,310     638,598
   *Sterling Construction Co., Inc.........................   7,101      90,893
  #*SunPower Corp. Class B.................................  14,509     219,956
    Superior Uniform Group, Inc............................   8,978     104,953
   *Supreme Industries, Inc................................   1,365       4,313
   *SYKES Enterprises, Inc.................................  17,864     344,775
   *Sypris Solutions, Inc..................................   9,366      34,092
    TAL International Group, Inc...........................  22,054     682,351
   *Tecumseh Products Co. Class A..........................  11,200     114,464
   *Tecumseh Products Co. Class B..........................   1,400      14,042
   #Titan International, Inc...............................  25,647     648,100
   *Titan Machinery, Inc...................................  13,585     358,780
   *TRC Cos., Inc..........................................  29,413     164,125
    Tredegar Industries, Inc...............................  40,177     765,774
    Trinity Industries, Inc................................  93,807   2,794,511
   #Triumph Group, Inc.....................................  58,640   3,157,178

                                     1475

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
   *Tufco Technologies, Inc...............................   1,000 $      3,805
    Tutor Perini Corp.....................................  40,371      637,054
    Twin Disc, Inc........................................  10,658      405,004
    Tyco International, Ltd............................... 480,422   21,277,890
    U.S. Home Systems, Inc................................   4,314       21,872
   *Ultralife Corp........................................   7,489       35,198
    UniFirst Corp.........................................  14,500      795,325
    Union Pacific Corp.................................... 554,866   56,862,668
  .*United Capital Corp...................................     300        9,000
    Universal Forest Products, Inc........................  31,800      937,146
   *URS Corp..............................................  86,998    3,552,128
   *USA Truck, Inc........................................  15,305      173,253
   *Valpey Fisher Corp....................................   1,464        4,333
   *Versar, Inc...........................................   6,026       18,138
    Viad Corp.............................................  27,199      563,835
    Virco Manufacturing Corp..............................  12,601       32,007
    Watts Water Technologies, Inc.........................  53,615    1,797,711
   *WCA Waste Corp........................................  29,254      166,455
   *WESCO International, Inc..............................  38,022    1,927,335
   *Willdan Group, Inc....................................   1,000        3,950
   *Willis Lease Finance Corp.............................   7,300       97,090
                                                                   ------------
Total Industrials.........................................          419,568,968
                                                                   ------------
Information Technology -- (5.7%)
    Activision Blizzard, Inc.............................. 982,162   11,628,798
   *Advanced Analogic Technologies, Inc...................  33,823      204,629
   *Advanced Energy Industries, Inc.......................   2,988       31,703
   *Agilysys, Inc.........................................  12,799      122,486
   *Alpha & Omega Semiconductor, Ltd......................     806        9,059
  #*Amtech Systems, Inc...................................  10,600      190,270
   *Anadigics, Inc........................................     400        1,256
  #*AOL, Inc.............................................. 105,592    1,814,071
   *Arris Group, Inc...................................... 108,150    1,297,800
   *Arrow Electronics, Inc................................ 182,170    6,330,407
    Astro-Med, Inc........................................   2,897       22,886
   *ATMI, Inc.............................................  23,310      434,731
   *Aviat Networks, Inc...................................  55,320      214,088
   *Avid Technology, Inc..................................  14,521      190,080
   *Avnet, Inc............................................  90,900    2,663,370
    AVX Corp.............................................. 223,639    3,113,055
   *Aware, Inc............................................  22,140       78,597
   *AXT, Inc..............................................  26,200      228,726
    Bel Fuse, Inc. Class A................................   4,174       86,569
    Bel Fuse, Inc. Class B................................  18,986      361,114
   *Benchmark Electronics, Inc............................  93,903    1,375,679
    Black Box Corp........................................  27,128      772,877
   *Brocade Communications Systems, Inc................... 461,513    2,529,091
   *Brooks Automation, Inc................................  34,786      330,815
   *BSQUARE Corp..........................................   4,849       30,258
   *BTU International, Inc................................   1,600       11,472
   *CACI International, Inc...............................   5,951      351,585
   *Cascade Microtech, Inc................................  24,071      129,021
   *Checkpoint Systems, Inc...............................  24,933      391,448
  #*China Information Technology, Inc.....................  19,441       41,409
   *Ciber, Inc............................................  69,623      349,507
   *Cogo Group, Inc.......................................  11,482       54,080
    Cohu, Inc.............................................  41,402      518,353
    Communications Systems, Inc...........................  12,753      228,024
    Computer Sciences Corp................................ 225,553    7,957,510
    Comtech Telecommunications Corp.......................   8,342      224,817
   *Concurrent Computer Corp..............................  13,740       88,486

                                     1476

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
   *Convergys Corp.......................................   197,364 $ 2,455,208
   *CoreLogic, Inc.......................................    96,545   1,523,480
    Corning, Inc......................................... 1,298,385  20,657,305
   *CSP, Inc.............................................     2,414      10,175
    CTS Corp.............................................    32,260     317,116
   *CyberOptics Corp.....................................     9,134      86,134
   *Datalink Corp........................................     5,600      57,904
   *Dataram Corp.........................................     7,744      11,693
    DDi Corp.............................................    21,617     177,908
   *Digi International, Inc..............................    35,811     511,739
   *DSP Group, Inc.......................................    49,501     375,713
   *Dynamics Research Corp...............................    16,586     200,525
    Earthlink, Inc.......................................    41,486     333,547
   *EchoStar Corp........................................    23,551     788,016
   *Edgewater Technology, Inc............................    13,603      37,272
    Electro Rent Corp....................................    42,586     688,190
  #*Electro Scientific Industries, Inc...................    38,559     740,718
   *Electronics for Imaging, Inc.........................    73,756   1,269,341
   *EMS Technologies, Inc................................    15,031     494,219
   *Emulex Corp..........................................    46,665     394,319
    EPIQ Systems, Inc....................................     1,677      21,667
   *ePlus, Inc...........................................     6,954     184,490
   *Euronet Worldwide, Inc...............................    28,697     492,441
   *Exar Corp............................................    44,300     292,823
   *Fairchild Semiconductor International, Inc...........    89,608   1,345,016
    Fidelity National Information Services, Inc..........   113,790   3,415,976
   *Frequency Electronics, Inc...........................    16,953     177,498
   *Gerber Scientific, Inc...............................    47,409     522,447
   *GigOptix, Inc........................................     7,932      17,054
   *Global Cash Access, Inc..............................     3,008       8,452
   *Globecomm Systems, Inc...............................    41,466     578,865
   *GSI Technology, Inc..................................     5,964      38,289
   *GTSI Corp............................................     8,203      42,327
   *Hackett Group, Inc...................................    54,740     239,214
   *I.D. Systems, Inc....................................    13,298      65,692
   *IAC/InterActiveCorp..................................   178,991   7,408,437
  #*Identive Group, Inc..................................    18,612      39,457
   *Imation Corp.........................................    34,398     286,191
   *InfoSpace, Inc.......................................    65,156     620,937
   *Ingram Micro, Inc. Class A...........................   277,679   5,150,945
   *Insight Enterprises, Inc.............................    23,362     393,182
   *Integrated Silicon Solution, Inc.....................    34,977     310,946
   *Intermec, Inc........................................    10,341     111,476
   *Internap Network Services Corp.......................    35,546     221,096
   *International Rectifier Corp.........................    80,500   2,068,045
   *Interphase Corp......................................     4,460      20,739
    Intersil Corp. Class A...............................    78,236     942,744
   *Intevac, Inc.........................................     3,624      32,978
   *IntriCon Corp........................................     2,835      11,198
   *IXYS Corp............................................    11,466     156,396
   *Key Tronic Corp......................................    15,546      69,180
    Keynote Systems, Inc.................................    18,330     439,004
   *Lattice Semiconductor Corp...........................    37,328     231,434
   *LGL Group, Inc.......................................       269       2,601
   *LoJack Corp..........................................     1,768       7,090
   *LookSmart, Ltd.......................................    25,479      37,199
   *Loral Space & Communications, Inc....................    30,360   1,981,901
    ManTech International Corp. Class A..................     8,342     340,354
    Marchex, Inc.........................................    32,883     285,096
   *Measurement Specialties, Inc.........................     6,983     228,065
  #*MEMC Electronic Materials, Inc.......................   224,947   1,669,107

                                     1477

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
   *MEMSIC, Inc............................................   1,150 $     3,450
   *Mentor Graphics Corp...................................  24,884     284,424
   *Mercury Computer Systems, Inc..........................   4,566      76,663
    Methode Electronics, Inc...............................  24,014     254,068
   *Micron Technology, Inc................................. 758,908   5,593,152
    MKS Instruments, Inc...................................  61,200   1,526,940
    ModusLink Global Solutions, Inc........................  68,955     288,921
   *MoSys, Inc.............................................   1,356       7,227
  #*Motorola Solutions, Inc................................ 317,089  14,234,125
   *Newport Corp...........................................   3,042      47,273
   *Novatel Wireless, Inc..................................  22,839     117,164
   *Online Resources Corp..................................  18,620      66,287
   *Oplink Communications, Inc.............................  23,684     399,786
   *Opnext, Inc............................................   8,926      16,870
    Optical Cable Corp.....................................  10,793      42,524
   *Orbcomm, Inc...........................................  21,229      63,050
   *PAR Technology Corp....................................  22,705      87,641
   *PC Connection, Inc.....................................  45,818     358,297
   *PC Mall, Inc...........................................  10,070      79,553
   *PC-Tel, Inc............................................  46,980     305,370
   *Perceptron, Inc........................................   4,904      31,729
   *Performance Technologies, Inc..........................  24,790      53,051
   *Pericom Semiconductor Corp.............................  38,062     311,347
   *Pervasive Software, Inc................................  35,664     261,774
   *Photronics, Inc........................................  40,158     300,382
   *Planar Systems, Inc....................................  11,933      37,828
   *Presstek, Inc..........................................   7,000      12,740
  .*Price Communications Liquidation Trust.................  47,738          --
   *Qualstar Corp..........................................  12,400      22,444
   *RadiSys Corp...........................................  12,028      95,502
   *RealNetworks, Inc...................................... 141,526     478,358
   *Reis, Inc..............................................  16,361     173,427
    Richardson Electronics, Ltd............................  19,783     293,382
   *Rudolph Technologies, Inc..............................  10,995      94,447
   *S1 Corp................................................  65,938     619,817
   *Sandisk Corp...........................................  13,097     557,015
   *SeaChange International, Inc...........................  30,686     293,358
   *Sigma Designs, Inc.....................................  23,129     197,753
   *Smart Modular Technologies (WWH), Inc..................  46,800     421,200
   *SS&C Technologies Holdings, Inc........................     420       7,778
   *Standard Microsystems Corp.............................  16,505     390,508
   *StarTek, Inc...........................................  27,448      98,813
  #*SunPower Corp. Class A.................................   2,478      48,643
   *Supertex, Inc..........................................   1,353      26,221
   *Support.com, Inc.......................................  55,666     179,245
   *Sycamore Networks, Inc.................................  47,495     935,652
   *Symmetricom, Inc.......................................  86,446     490,149
   *SYNNEX Corp............................................  60,100   1,702,032
   *Tech Data Corp.........................................  85,452   3,988,045
   *TechTarget, Inc........................................  19,428     128,808
   *TeleCommunication Systems, Inc.........................  34,100     173,228
    Tellabs, Inc........................................... 223,051     923,431
    Telular Corp...........................................  28,223     180,063
    Tessco Technologies, Inc...............................  11,228     166,736
    TheStreet, Inc.........................................  37,257     105,810
   *Tier Technologies, Inc.................................   3,839      19,195
   *Triquint Semiconductor, Inc............................  18,500     139,120
   *TSR, Inc...............................................     650       3,146
   *TTM Technologies, Inc..................................  62,635     867,495
    United Online, Inc.....................................  51,420     306,977
   *UTStarcom Holdings Corp................................ 103,608     141,943

                                     1478

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
   *Vicon Industries, Inc...............................     5,787 $     25,318
   *Video Display Corp..................................       600        2,460
   *Virtusa Corp........................................    39,100      768,706
  #*Vishay Intertechnology, Inc.........................   236,119    3,251,359
   *Vishay Precision Group, Inc.........................     9,257      157,832
   *Web.com Group, Inc..................................    25,773      223,967
   *Westell Technologies, Inc...........................     8,381       23,886
   *Western Digital Corp................................    83,181    2,866,417
   *WPCS International, Inc.............................     9,161       27,391
    Xerox Corp.......................................... 1,791,473   16,714,443
   *Yahoo!, Inc......................................... 1,023,721   13,410,745
   *Zoran Corp..........................................    82,007      680,658
   *Zygo Corp...........................................    23,571      282,852
                                                                   ------------
Total Information Technology............................            183,614,109
                                                                   ------------
Materials -- (3.1%)
    A.Schulman, Inc.....................................    25,754      570,451
   *A.M. Castle & Co....................................    38,646      670,895
    Alcoa, Inc.......................................... 1,145,369   16,871,285
   *American Pacific Corp...............................     7,647       61,482
    Ashland, Inc........................................   112,560    6,893,174
    Boise, Inc..........................................    62,904      435,925
    Buckeye Technologies, Inc...........................    37,822    1,017,034
    Cabot Corp..........................................    46,280    1,809,548
   *Century Aluminum Co.................................    32,155      418,658
   *Coeur d'Alene Mines Corp............................   133,765    3,650,447
    Commercial Metals Co................................    85,208    1,236,368
   *Continental Materials Corp..........................       100        1,566
   *Core Molding Technologies, Inc......................     2,488       22,616
    Cytec Industries, Inc...............................    64,700    3,623,200
    Domtar Corp.........................................    30,917    2,471,814
    Dow Chemical Co. (The)..............................    42,100    1,468,027
    Friedman Industries, Inc............................    17,453      206,818
   *Georgia Gulf Corp...................................    26,423      529,517
   *Graphic Packaging Holding Co........................    95,669      473,562
    H.B. Fuller Co......................................     6,225      142,303
    Haynes International, Inc...........................     4,293      268,914
   *Headwaters, Inc.....................................    35,025       80,207
  #*Hecla Mining Co.....................................     6,103       47,420
   *Horsehead Holding Corp..............................    49,171      549,240
    Innophos Holdings, Inc..............................       870       41,934
   *Innospec, Inc.......................................     2,400       77,088
    International Paper Co..............................   493,615   14,660,365
    Kaiser Aluminum Corp................................    27,181    1,517,243
   *KapStone Paper & Packaging Corp.....................    38,216      595,787
   *Landec Corp.........................................    27,697      171,167
   *Louisiana-Pacific Corp..............................   153,257    1,187,742
   *Materion Corp.......................................    17,890      681,967
    MeadWestavco Corp...................................   188,451    5,868,364
   *Mercer International, Inc...........................    14,399      133,047
    Minerals Technologies, Inc..........................    14,415      933,804
   *Mod-Pac Corp........................................     1,501        8,976
    Myers Industries, Inc...............................    65,520      779,688
    Neenah Paper, Inc...................................     5,616      113,387
    NL Industries, Inc..................................    51,662      929,916
   *Northern Technologies International Corp............     3,035       53,295
    Nucor Corp..........................................    74,709    2,905,433
    Olympic Steel, Inc..................................     6,872      179,703
   *OM Group, Inc.......................................    42,299    1,534,608
    P.H. Glatfelter Co..................................    54,200      817,878
   *Penford Corp........................................    27,122      157,579

                                     1479

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Materials -- (Continued)
    Reliance Steel & Aluminum Co.....................     94,901 $    4,461,296
   *RTI International Metals, Inc....................     50,032      1,604,526
    Schnitzer Steel Industries, Inc. Class A.........     15,822        803,599
   *Spartech Corp....................................     32,120        184,690
    Steel Dynamics, Inc..............................        552          8,622
    Synalloy Corp....................................      5,144         59,362
    Temple-Inland, Inc...............................    122,582      3,679,912
    Texas Industries, Inc............................     33,762      1,303,551
   *Universal Stainless & Alloy Products, Inc........      8,188        365,922
    Vulcan Materials Co..............................     58,246      1,997,255
    Wausau Paper Corp................................     19,808        146,183
    Westlake Chemical Corp...........................    105,000      5,433,750
    Worthington Industries, Inc......................     56,424      1,183,211
   *Zoltek Cos., Inc.................................     48,771        493,075
                                                                 --------------
Total Materials......................................                98,594,396
                                                                 --------------
Other -- (0.0%)
  .*MAIR Holdings, Inc. Escrow Shares................      1,415             --
  .*Petrocorp, Inc. Escrow Shares....................        900             54
                                                                 --------------
Total Other..........................................                        54
                                                                 --------------
Telecommunication Services -- (6.4%)
    AT&T, Inc........................................  4,065,906    118,968,410
   *CenturyLink, Inc.................................    295,128     10,952,200
   #Frontier Communications Corp.....................    682,523      5,112,097
   *General Communications, Inc. Class A.............     42,680        484,418
  #*Leap Wireless International, Inc.................      8,393        112,970
   *MetroPCS Communications, Inc.....................    227,572      3,704,872
   *Premiere Global Services, Inc....................      2,788         23,586
   *Sprint Nextel Corp...............................  3,820,377     16,160,195
    SureWest Communications..........................     11,255        147,666
    Telephone & Data Systems, Inc....................     80,200      2,274,472
    Telephone & Data Systems, Inc. Special Shares....     67,452      1,680,904
   *United States Cellular Corp......................     33,568      1,483,370
   #Verizon Communications, Inc......................  1,301,122     45,916,595
                                                                 --------------
Total Telecommunication Services.....................               207,021,755
                                                                 --------------
Utilities -- (1.3%)
   *AES Corp.........................................    583,867      7,187,403
  #*Calpine Corp.....................................    434,531      7,061,129
   #Consolidated Water Co., Ltd......................      2,611         23,551
  #*Dynegy, Inc......................................     84,156        481,372
   *GenOn Energy, Inc................................    637,528      2,479,984
   *NRG Energy, Inc..................................     50,089      1,228,182
    Ormat Technologies, Inc..........................     18,134        378,275
    Public Service Enterprise Group, Inc.............    655,441     21,465,693
    SJW Corp.........................................      3,684         86,648
   *Synthesis Energy Systems, Inc....................      1,418          2,935
    Unitil Corp......................................      4,716        120,494
                                                                 --------------
Total Utilities......................................                40,515,666
                                                                 --------------
TOTAL COMMON STOCKS..................................             3,045,118,569
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
  .*BankAtlantic Bancorp, Inc. Rights 06/16/11.......     21,693          6,074
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
    BlackRock Liquidity Funds Tempcash Portfolio -
      Institutional Shares........................... 14,970,704     14,970,704
                                                                 --------------

                                     1480

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                    SHARES/
                                                     FACE
                                                    AMOUNT         VALUE+
                                                  ------------ --------------
                                                     (000)
  SECURITIES LENDING COLLATERAL -- (4.7%)
  (S)@DFA Short Term Investment Fund.............  151,492,569 $  151,492,569
     @Repurchase Agreement, JPMorgan Securities
       LLC 0.20%, 08/01/11 (Collateralized by
       $617,396 FNMA, rates ranging from 4.500%
       to 6.500%, maturities ranging from
       05/01/36 to 07/01/41, valued at $619,338)
       to be repurchased at $599,416............. $        599        599,406
                                                               --------------
  TOTAL SECURITIES LENDING COLLATERAL............                 152,091,975
                                                               --------------
  TOTAL INVESTMENTS -- (100.0%)
     (Cost $2,762,342,050)^^.....................              $3,212,187,322
                                                               ==============

Summary of inputs used to value the Series' investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  526,612,542           --   --    $  526,612,542
   Consumer Staples.........    217,523,030           --   --       217,523,030
   Energy...................    527,946,336           --   --       527,946,336
   Financials...............    562,547,309           --   --       562,547,309
   Health Care..............    261,174,404           --   --       261,174,404
   Industrials..............    419,559,968 $      9,000   --       419,568,968
   Information Technology...    183,614,109           --   --       183,614,109
   Materials................     98,594,396           --   --        98,594,396
   Other....................             --           54   --                54
   Telecommunication
     Services...............    207,021,755           --   --       207,021,755
   Utilities................     40,515,666           --   --        40,515,666
Rights/Warrants.............             --        6,074   --             6,074
Temporary Cash Investments..     14,970,704           --   --        14,970,704
Securities Lending
  Collateral................             --  152,091,975   --       152,091,975
                             -------------- ------------   --    --------------
TOTAL....................... $3,060,080,219 $152,107,103   --    $3,212,187,322
                             ============== ============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                                     1481

ORGANIZATION

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At
July 31, 2011, the Trust consisted of eleven operational portfolios, of which nine (collectively, the "Series") are included in this document.

SECURITY VALUATION

   The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .  Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value

                                     1482
pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Series did not have any significant transfers between Level 1 and Level 2 for the period ended July 31, 2011.

FINANCIAL INSTRUMENTS

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on July 29, 2011.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of Americal. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a Series' results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

   3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering

                                     1483
into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At July 31, 2011, the Series had no outstanding futures contracts.

FEDERAL TAX COST

   At July 31, 2011, the total cost of securities for federal income tax purposes was:

The U.S. Large Cap Value Series................................. $7,727,709,778
The DFA International Value Series..............................  7,011,442,141
The Japanese Small Company Series...............................  1,782,139,549
The Asia Pacific Small Company Series...........................  1,048,340,888
The United Kingdom Small Company Series.........................  1,082,751,214
The Continental Small Company Series............................  2,387,632,503
The Emerging Markets Series.....................................  1,555,149,120
The Emerging Markets Small Cap Series...........................  1,811,812,769
The Tax-Managed U.S. Marketwide Value Series....................  2,763,065,256

OTHER

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed an action against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in the bankruptcy case of the Tribune Company, (the "Tribune"), and subsequently additional similar class actions have been filed seeking the same recovery (the "Lawsuits"). The defendants are The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and hundreds of other mutual funds, institutional investors and others who owned shares in Tribune in 2007 when it became private in a leveraged buyout transaction and who, at that time, sold their shares back to Tribune for cash in the amount of $34 per share. The Lawsuits allege that the payment for the shares by the Tribune violated the rights of creditors and seeks to have the cash paid to shareholders returned to the Tribune's bankruptcy estate and/or various creditors of the Tribune.

   Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series'and The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses

                                     1484
by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

RECENT ISSUED ACCOUNTING STANDARDS

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

SUBSEQUENT EVENT EVALUATIONS

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                                     1485

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

--------------------------------------------------------------------------------

                                     1486

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                        ---------- ------------
COMMON STOCKS -- (88.1%)
BRAZIL -- (7.0%)
    Banco ABC Brasil SA................................    735,892 $  4,982,343
    Banco Alfa de Investimento SA......................     97,200      445,308
    Banco Daycoval SA..................................    560,748    3,091,463
    Banco do Brasil SA.................................     78,659    1,328,355
    Banco Industrial e Comercial SA....................  1,218,000    7,390,386
   *Banco Panamericano SA..............................  1,150,400    4,443,303
    Banco Pine SA......................................    298,300    1,990,782
    Banco Santander Brasil SA..........................    954,917    8,971,300
    Banco Santander Brasil SA ADR...................... 11,582,872  107,489,052
    Banco Sofisa SA....................................    694,800    1,653,166
    Bematech SA........................................    469,500    1,586,343
   *BHG SA - Brazil Hospitality Group..................        914       11,622
    BM&F Bovespa SA.................................... 29,773,017  175,084,576
    BR Malls Participacoes SA..........................  4,565,070   52,395,942
   *Brasil Ecodiesel Industria e Comercio de
     Biocombustiveis e Oleos Vegetais SA...............  8,190,212    3,696,778
    BRF - Brasil Foods SA..............................    364,898    6,893,969
   #BRF - Brasil Foods SA ADR..........................  2,430,410   46,931,217
    Brookfield Incorporacoes SA........................  3,310,800   14,666,277
    Camargo Correa Desenvolvimento Imobiliario SA......    720,700    2,133,032
    Cia Providencia Industria e Comercio SA............    300,350    1,131,021
    Cosan SA Industria e Comercio......................  1,880,100   28,828,564
    CR2 Empreendimentos Imobiliarios SA................     97,900      415,374
    Cremer SA..........................................    262,770    2,402,604
    Duratex SA.........................................  1,314,092    9,735,898
    Embraer SA ADR.....................................  1,070,690   31,606,769
    Eternit SA.........................................    615,123    3,526,094
    Even Construtora e Incorporadora SA................  1,716,851    8,358,142
    EZ Tec Empreendimentos e Participacoes SA..........    878,300    8,449,712
   *Fertilizantes Heringer SA..........................    271,300    1,658,396
    Fibria Celulose SA.................................    482,071    5,725,730
   #Fibria Celulose SA Sponsored ADR...................  2,835,588   33,913,632
    Financeira Alfa SA Credito Financiamento e
      Investimentos....................................     36,400       83,557
    Gafisa SA..........................................  4,210,776   20,363,555
   #Gafisa SA ADR......................................  1,710,890   16,373,217
   *General Shopping Brasil SA.........................    360,330    2,727,713
    Gerdau SA..........................................  1,792,300   13,764,254
   *Globex Utilidades SA...............................     44,331      607,431
    Grendene SA........................................  1,183,345    6,714,664
    Guararapes Confeccoes SA...........................     14,250      735,081
    Helbor Empreendimentos SA..........................     33,600      441,760
   *IdeiasNet SA.......................................    713,430    1,375,475
    Iguatemi Empresa de Shopping Centers SA............    326,560    7,203,545
    Industrias Romi SA.................................    626,500    2,589,461
    Inepar SA Industria e Construcoes..................     38,128      118,993
   *JBS SA.............................................  9,310,748   27,676,789
    JHSF Participacoes SA..............................  1,590,600    4,553,802
   *Kepler Weber SA....................................  4,157,400      750,603
   *Kroton Educacional SA..............................    399,136    4,915,690
   *Log-in Logistica Intermodal SA.....................    778,700    3,720,648
    M. Dias Branco SA..................................    134,300    3,330,546
   *Magnesita Refratarios SA...........................  2,032,033    8,228,499
   *Mahle-Metal Leve SA Industria e Comercio...........      3,900      103,633
    Marfrig Alimentos SA...............................  2,372,825   23,240,940
    Metalfrio Solutions SA.............................     98,100      632,556
    Minerva SA.........................................    726,725    2,553,858
   *MPX Energia SA.....................................    386,000    9,159,364
    Multiplan Empreendimentos Imobiliarios SA..........    213,269    4,689,346
    Obrascon Huarte Lain Brasil SA.....................    173,000    7,139,311

                                     1487

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                      SHARES        VALUE++
                                                   ------------- --------------
BRAZIL -- (Continued)
    Parana Banco SA...............................       116,200 $      846,671
    Paranapanema SA...............................     2,723,715      9,132,616
    Petroleo Brasileiro SA........................       758,098     12,709,513
    Petroleo Brasileiro SA ADR....................     9,751,863    331,270,786
   *Plascar Participacoes Industriais SA..........     1,190,100      1,649,879
    Porto Seguro SA...............................       282,130      3,956,751
    Positivo Informatica SA.......................       451,426      1,746,498
    Profarma Distribuidora de Produtos
      Farmaceuticos SA............................       131,825      1,224,026
    Rodobens Negocios Imobiliarios SA.............       287,301      2,374,955
    Rossi Residencial SA..........................     1,583,200     11,893,014
    Santos Brasil Participacoes SA................           672         11,634
   *Sao Carlos Empreendimentos e Participacoes SA.        78,400      1,096,998
    Sao Martinho SA...............................       604,186      8,679,927
    SLC Agricola SA...............................       191,234      2,092,556
   *Springs Global Participacoes SA...............       431,259      1,103,974
    Sul America SA................................     1,314,785     15,065,112
   *Tereos Internacional SA.......................         8,000         14,598
    Trisul SA.....................................       149,661        384,080
    Triunfo Participacoes e Investimentos SA......       123,500        791,559
    Universo Online SA............................       455,300      5,167,025
    Usinas Siderurgicas de Minas Gerais SA........     2,197,000     29,976,155
   *Viver Incorporadora e Construtora SA..........     2,493,625      3,714,269
                                                                 --------------
TOTAL BRAZIL......................................                1,199,634,037
                                                                 --------------
CHILE -- (1.8%)
    Almendral SA..................................     1,120,749        163,421
    Banco de Credito e Inversiones SA Series A....       125,986      7,793,253
    Besalco SA....................................         3,934          6,492
    Cementos Bio-Bio SA...........................       665,307      1,133,567
    Cencosud SA...................................     3,680,515     24,255,197
    Cia Cervecerias Unidas SA.....................         1,883         21,197
    Cia General de Electricidad SA................     1,033,503      5,760,283
    Cia Sud Americana de Vapores SA...............    14,209,853      8,386,453
    Cintac SA.....................................       153,487        104,680
    Corpbanca SA.................................. 1,031,217,198     15,665,485
    Cristalerias de Chile SA......................       264,624      3,239,113
    CTI Cia Tecno Industrial SA...................       488,163         30,410
    Embotelladora Andina SA Series A ADR..........        25,516        583,041
    Empresas CMPC SA..............................     1,514,513     72,560,897
    Empresas Copec SA.............................     2,181,832     38,629,157
    Empresas Iansa SA.............................    43,801,768      4,309,328
    Empresas La Polar SA..........................     2,605,427      2,904,410
    Enersis SA....................................    31,903,095     13,946,708
   #Enersis SA Sponsored ADR......................     3,029,239     66,007,118
    Gasco SA......................................       155,648      1,054,664
    Grupo Security SA.............................       738,463        306,684
    Industrias Forestales SA......................     3,436,382      1,089,127
    Inversiones Aguas Metropolitanas SA...........     4,541,340      7,107,321
   *Madeco SA.....................................    64,289,552      3,091,519
    Masisa SA.....................................    36,930,742      4,681,930
    Minera Valparaiso SA..........................         7,500        285,246
    Parque Arauco SA..............................     1,761,407      3,657,566
    PAZ Corp. SA..................................     1,601,489      1,173,025
    Ripley Corp. SA...............................     6,215,205      7,295,224
    Salfacorp SA..................................       453,441      1,605,627
    Sociedad Quimica y Minera de Chile SA Series
      A...........................................        32,018      2,029,556
    Socovesa SA...................................     4,547,599      2,544,667
    Sonda SA......................................       107,000        282,995
    Soquimic Comercial SA.........................       198,000         76,820
    Vina Concha Y Toro SA.........................       107,040        243,583
   #Vina Concha Y Toro SA Sponsored ADR...........         2,846        129,066

                                     1488

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
CHILE -- (Continued)
    Vina San Pedro Tarapaca SA........................  57,038,434 $    488,723
                                                                   ------------
TOTAL CHILE...........................................              302,643,553
                                                                   ------------
CHINA -- (13.5%)
   *A8 Digital Music Holdings, Ltd....................   1,184,000      184,942
   #Agile Property Holdings, Ltd......................   8,038,000   12,950,833
   #Aluminum Corp. of China, Ltd......................      28,000       23,920
   #Aluminum Corp. of China, Ltd. ADR.................     287,695    6,145,165
    AMVIG Holdings, Ltd...............................   4,833,100    2,976,246
   #Angang Steel Co., Ltd.............................  13,261,640   13,692,983
    Anhui Tianda Oil Pipe Co., Ltd....................   3,520,412    1,084,218
   #Anton Oilfield Services Group.....................  12,914,527    2,499,612
   #Asia Cement China Holdings Corp...................   6,402,000    5,656,690
    Asian Citrus Holdings, Ltd........................     893,000      771,882
   *AVIC International Holding HK, Ltd................  18,538,285      880,969
    Bank of China, Ltd................................ 803,391,331  369,780,431
   #Bank of Communications Co., Ltd...................  91,389,574   79,779,938
    Baoye Group Co., Ltd..............................   1,717,120    1,138,971
   *Beijing Capital International Airport Co., Ltd....  23,907,599   11,221,004
   #Beijing Capital Land, Ltd.........................  12,953,060    4,145,104
   *Beijing Development HK, Ltd.......................   1,501,000      242,490
    Beijing Enterprises Holdings, Ltd.................   5,811,500   29,340,774
    Beijing Jingkelong Co., Ltd.......................     207,000      260,160
   #Beijing North Star Co., Ltd. Series H.............   6,536,000    1,567,197
    Bosideng International Holdings, Ltd..............   6,958,000    2,037,648
   *Brilliance China Automotive Holdings, Ltd.........  16,356,000   20,911,013
   *BYD Electronic International Co., Ltd.............  13,372,136    4,760,834
    C C Land Holdings, Ltd............................   7,625,162    2,857,885
   *Catic Shenzhen Holdings, Ltd......................   2,460,000    1,141,236
    Central China Real Estate, Ltd....................   7,697,350    2,132,133
    Centron Telecom International Holdings, Ltd.......   3,619,945      653,091
   #Chaoda Modern Agriculture Holdings, Ltd...........  37,445,412   14,990,402
   #China Aerospace International Holdings, Ltd.......  30,882,000    3,164,206
   #China Agri-Industries Holdings, Ltd...............  11,541,000   12,940,626
    China Aoyuan Property Group, Ltd..................  13,987,000    2,456,477
   #China BlueChemical, Ltd...........................   9,710,878    7,567,194
    China Chengtong Development Group, Ltd............   5,462,000      332,365
  #*China Citic Bank Corp., Ltd.......................  91,664,716   56,025,598
    China Coal Energy Co., Ltd........................  41,470,000   59,553,066
    China Communications Construction Co., Ltd........  62,160,327   52,963,940
    China Communications Services Corp., Ltd..........  22,832,227   11,429,546
    China Construction Bank Corp...................... 121,495,940   97,923,043
   #China COSCO Holdings Co., Ltd.....................  21,580,000   15,093,691
   #China Dongxiang Group Co., Ltd....................  26,212,127    5,963,687
  #*China Energine International Holdings, Ltd........  10,182,390      593,565
   #China Everbright, Ltd.............................  11,517,869   20,645,507
  #*China Grand Forestry Green Resources Group, Ltd...  83,016,000    1,523,180
   #China Green Holdings, Ltd.........................   8,283,800    4,585,289
    China Haidian Holdings, Ltd.......................  19,837,108    2,747,784
    China Haisheng Juice Holdings Co., Ltd............      48,000        6,412
   #China High Speed Transmission Equipment Group
     Co., Ltd.........................................   5,438,000    4,221,869
   #China Huiyuan Juice Group, Ltd....................   7,756,483    4,271,358
    China Merchants Holdings International Co., Ltd...   4,404,083   15,662,054
   *China Mining Resources Group, Ltd.................  36,540,000      870,048
   #China Minsheng Banking Corp., Ltd. Series H.......  45,935,000   40,458,903
    China Molybdenum Co., Ltd.........................   1,780,000    1,392,441
    China National Materials Co., Ltd.................     957,000      705,397
    China Nickel Resources Holding Co., Ltd...........   5,942,000      700,975
   *China Oil & Gas Group, Ltd........................  11,085,715      980,433
    China Oriental Group Co., Ltd.....................      26,000       10,029
    China Petroleum & Chemical Corp................... 107,700,289  106,684,588

                                     1489

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
CHINA -- (Continued)
   #China Petroleum & Chemical Corp. ADR...............    993,796 $ 98,395,742
   #China Pharmaceutical Group, Ltd.................... 13,390,000    6,073,795
   *China Properties Group, Ltd........................  6,963,000    2,272,173
  #*China Qinfa Group, Ltd.............................    678,000      295,380
    China Railway Construction Corp., Ltd.............. 28,531,514   17,378,807
  #*China Rare Earth Holdings, Ltd..................... 16,771,000    5,424,329
  #*China Renewable Energy Investment, Ltd.............    235,959       17,730
    China Resources Enterprise, Ltd....................  6,298,000   27,345,099
   #China Resources Land, Ltd.......................... 20,911,727   41,015,946
    China Resources Microelectronics, Ltd.............. 52,715,000    3,073,729
    China SCE Property Holdings, Ltd...................    634,000      161,834
    China Shanshui Cement Group, Ltd...................  1,842,000    2,219,827
  #*China Shipping Container Lines Co., Ltd............ 42,925,700   12,216,284
    China Shipping Development Co., Ltd................ 15,633,488   12,192,400
  #*China South City Holdings, Ltd.....................  2,178,462      357,285
    China Starch Holdings, Ltd......................... 11,955,000      605,739
    China State Construction International Holdings,
      Ltd..............................................    480,000      480,768
   #China Sunshine Paper Holdings Co., Ltd.............    879,500      205,880
    China Travel International Investment Hong Kong,
      Ltd.............................................. 42,901,631    8,909,134
   #China Unicom Hong Kong, Ltd........................  3,578,000    7,146,777
    China Unicom Hong Kong, Ltd. ADR...................  7,107,462  142,291,389
  #*China Vanadium Titano - Magnetite Mining Co., Ltd..  4,917,000    1,757,354
   *China Zenith Chemical Group, Ltd...................  2,091,007      166,368
   #China Zhongwang Holdings, Ltd...................... 19,138,554    9,105,526
  #*Chongqing Iron & Steel Co., Ltd....................  5,796,000    1,247,397
    Chongqing Machinery & Electric Co., Ltd............ 11,826,000    3,471,511
    Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd....................................  2,180,000      900,235
   *CIMC Enric Holdings, Ltd...........................  1,144,000      490,443
    CITIC Pacific, Ltd................................. 16,468,000   35,568,818
  #*CITIC Resources Holdings, Ltd...................... 34,238,000    6,315,105
   *Clear Media, Ltd...................................    641,000      312,181
   *CNNC International, Ltd............................     57,000       26,302
   *Coastal Greenland, Ltd.............................  8,924,000      486,573
   #COSCO International Holdings, Ltd.................. 10,056,000    5,399,443
    COSCO Pacific, Ltd................................. 19,212,187   31,076,188
  #*Coslight Technology International Group, Ltd.......  1,972,000      856,014
   #Country Garden Holdings Co......................... 33,314,146   17,061,110
    CPMC Holdings, Ltd.................................  1,194,000      636,055
    Dachan Food Asia, Ltd..............................  2,934,000      705,517
   #Dalian Port (PDA) Co., Ltd......................... 13,326,000    4,058,115
    Dongyue Group Co., Ltd.............................  1,485,000    1,617,822
   #Dynasty Fine Wines Group, Ltd......................  8,788,600    2,479,460
    Embry Holdings, Ltd................................    604,000      416,547
    Fantasia Holdings Group Co., Ltd...................  1,240,015      189,268
   #First Tractor Co., Ltd.............................  2,812,000    3,608,431
    Fosun International, Ltd........................... 12,586,244   10,256,486
   #Franshion Properties China, Ltd.................... 33,540,580    9,196,736
   #Global Bio-Chem Technology Group Co., Ltd.......... 34,614,360   12,803,535
  #*Global Sweeteners Holdings, Ltd....................  9,678,350    2,148,411
  #*Glorious Property Holdings, Ltd.................... 15,338,000    4,711,904
    Goldbond Group Holdings, Ltd.......................  2,960,000      166,987
  #*Golden Meditech Holdings, Ltd...................... 10,239,679    1,707,270
    Goldlion Holdings, Ltd.............................  1,022,000      423,499
   #Great Wall Motor Co., Ltd..........................  8,651,500   13,059,312
   #Great Wall Technology Co., Ltd.....................  7,384,035    2,791,107
    Greentown China Holdings, Ltd......................  6,627,591    5,928,687
   #Guangshen Railway Co., Ltd.........................    412,000      161,135
   #Guangshen Railway Co., Ltd. Sponsored ADR..........    424,432    8,327,356
   #Guangzhou Automobile Group Co., Ltd................ 27,145,572   32,745,740
   *Guangzhou Investment Co., Ltd...................... 63,384,170   11,603,510
    Guangzhou Pharmaceutical Co., Ltd..................  1,642,000    1,694,344

                                     1490

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
CHINA -- (Continued)
   #Guangzhou R&F Properties Co., Ltd..................  12,355,914 $15,889,392
    Hainan Meilan International Airport Co., Ltd.......   1,959,000   1,922,021
    Harbin Power Equipment Co., Ltd....................  10,763,474  14,269,876
    Heng Tai Consumables Group, Ltd....................  49,320,998   4,802,414
  #*Hi Sun Technology (China), Ltd.....................     978,000     339,423
   #Hidili Industry International Development, Ltd.....  12,992,000   9,496,771
  #*HKC Holdings, Ltd..................................  29,789,878   1,220,819
  #*Honghua Group, Ltd.................................  14,757,970   1,813,253
   #Hopson Development Holdings, Ltd...................   9,890,000   9,102,560
   #Hua Han Bio-Pharmaceutical Holdings, Ltd...........  11,483,420   3,106,861
  #*Hunan Non-Ferrous Metal Corp., Ltd.................   8,438,000   3,350,110
    Huscoke Resources Holdings, Ltd....................  13,332,000     443,866
    Industrial & Commercial Bank of China, Ltd.
      Series H.........................................  22,286,243  16,953,828
    Inspur International, Ltd..........................  32,561,713   1,396,098
    Jingwei Textile Machinery Co., Ltd.................     612,000     485,056
   #Ju Teng International Holdings, Ltd................  11,634,249   3,032,103
   *Kai Yuan Holdings, Ltd.............................  59,240,000   1,878,025
  #*Kaisa Group Holdings, Ltd..........................   8,175,632   2,965,943
   *Kasen International Holdings, Ltd..................   1,906,000     335,432
    Kingboard Chemical Holdings, Ltd...................   7,354,871  34,977,381
   #Kingboard Laminates Holdings, Ltd..................   2,386,000   1,430,042
    Kingway Brewery Holdings, Ltd......................   3,102,000     884,098
    KWG Property Holding, Ltd..........................  20,023,500  13,990,955
    Lai Fung Holdings, Ltd.............................  22,212,280     785,303
  #*Lee & Man Paper Manufacturing, Ltd.................   2,269,000   1,136,607
    Lijun International Pharmaceutical Holding, Ltd....   5,160,000     913,052
   #Lingbao Gold Co., Ltd..............................   2,274,000   1,306,920
    Loudong General Nice Resources China Holdings,
      Ltd..............................................  18,792,000   2,383,099
   #Maanshan Iron & Steel Co., Ltd.....................  25,288,000  10,921,846
   *Media China Corp., Ltd.............................   4,971,250      85,861
   #Metallurgical Corp, of China, Ltd. Series H........  10,953,000   4,081,471
    MIN XIN Holdings, Ltd..............................   1,460,000     777,279
  #*Mingyuan Medicare Development Co., Ltd.............  40,250,264   2,504,262
   #Minmetals Land, Ltd................................  19,243,205   3,160,500
   *Minmetals Resources, Ltd...........................   6,068,000   4,154,776
    Minth Group, Ltd...................................   1,678,000   2,692,568
   *Nan Hai Corp., Ltd.................................  31,450,000     149,317
    NetDragon Websoft, Inc.............................   1,729,000   1,019,539
    New World China Land, Ltd..........................  15,800,400   5,646,290
    New World Department Store China, Ltd..............     186,000     136,015
   #Nine Dragons Paper Holdings, Ltd...................  14,014,000  11,952,530
  #*Oriental Ginza Holdings, Ltd.......................   1,037,000      68,229
   *Overseas Chinese Town Asia Holdings, Ltd...........       2,000         895
   *PetroAsian Energy Holdings, Ltd....................  40,278,084   1,372,945
    PetroChina Co., Ltd. ADR...........................      32,000   4,551,360
   #Poly Hong Kong Investment, Ltd.....................  23,147,488  17,152,024
   *Pou Sheng International Holdings, Ltd..............   6,835,529   1,070,847
    Powerlong Real Estate Holdings, Ltd................     244,000      69,979
   #Prosperity International Holdings HK, Ltd..........  17,960,000   1,172,394
    Qin Jia Yuan Media Services Co., Ltd...............   3,391,450     508,726
    Qingling Motors Co., Ltd. Series H.................  12,616,000   4,290,787
    Qunxing Paper Holdings Co., Ltd....................   5,020,071   1,322,800
  #*Real Gold Mining, Ltd..............................   3,137,500   3,566,736
  #*Real Nutriceutical Group, Ltd......................   3,370,000   1,664,680
    Regent Manner International, Ltd...................   1,010,000     335,332
   #Renhe Commercial Holdings Co., Ltd.................   2,858,000     564,363
    REXLot Holdings, Ltd...............................  64,956,150   5,236,951
    Samson Holding, Ltd................................   7,320,452   1,192,138
   *Semiconductor Manufacturing International Corp..... 142,522,000   8,509,740
   *Semiconductor Manufacturing International Corp.
     ADR...............................................   1,331,701   3,968,469
   #Shandong Chenming Paper Holdings, Ltd. Series H....   4,170,318   2,517,714

                                     1491

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    Shandong Molong Petroleum Machinery Co., Ltd........     44,613 $    38,166
    Shandong Xinhua Pharmaceutical Co., Ltd.............  1,080,000     370,919
    Shanghai Industrial Holdings, Ltd...................  8,204,918  29,801,858
   *Shanghai Industrial Urban Development Group, Ltd.... 11,522,000   3,103,767
   #Shanghai Jin Jiang International Hotels Group Co.,
     Ltd................................................ 14,318,000   2,510,262
    Shanghai Prime Machinery Co., Ltd...................  8,038,000   1,753,180
   *Shanghai Zendai Property, Ltd....................... 18,545,000     512,432
    Shengli Oil & Gas Pipe Holdings, Ltd................  2,356,500     389,868
    Shenzhen International Holdings, Ltd................ 89,192,500   7,199,692
    Shenzhen Investment, Ltd............................ 29,561,494   8,529,499
   #Shimao Property Holdings, Ltd....................... 21,345,535  28,040,158
    Shougang Concord Century Holdings, Ltd..............  7,658,299     500,134
    Shougang Concord International Enterprises Co.,
      Ltd............................................... 62,716,208   5,870,664
    Shougang Fushan Resources Group, Ltd................ 37,230,594  20,838,473
   #Shui On Land, Ltd................................... 39,676,204  17,432,856
   #Silver Grant International Industries, Ltd.......... 20,948,804   6,392,564
   #SIM Technology Group, Ltd........................... 11,440,000   1,218,631
  #*Sino Oil & Gas Holdings, Ltd........................ 67,095,000   3,443,537
   *Sino Prosper State Gold Resources Holdings, Ltd..... 69,400,000   1,839,285
   *Sino Union Energy Investment Group, Ltd............. 39,400,000   3,629,962
    SinoCom Software Group, Ltd.........................  1,602,000     147,849
   #Sinofert Holdings, Ltd.............................. 30,096,000  11,292,029
   *Sinolink Worldwide Holdings, Ltd.................... 17,308,508   1,710,436
    SinoMedia Holding, Ltd..............................  2,952,139   1,092,751
   #Sino-Ocean Land Holdings, Ltd....................... 40,684,377  22,780,883
    Sinopec Kantons Holdings, Ltd.......................  8,856,300   4,599,629
   #Sinotrans Shipping, Ltd............................. 14,548,416   4,102,191
    Sinotrans, Ltd...................................... 24,608,000   5,470,050
   #Sinotruk Hong Kong, Ltd.............................  8,586,835   5,834,891
   #Skyworth Digital Holdings, Ltd...................... 19,262,555  12,341,499
   #Soho China, Ltd..................................... 25,870,888  23,378,709
   #Solargiga Energy Holdings, Ltd......................  4,926,486   1,017,611
   #SPG Land Holdings, Ltd..............................  3,148,575   1,091,940
   #SRE Group, Ltd...................................... 33,112,000   2,378,164
    Sunny Optical Technology Group Co., Ltd.............  3,491,000     970,391
    Tak Sing Alliance Holdings, Ltd.....................  4,114,391     469,329
   #TCC International Holdings, Ltd.....................  9,847,056   6,438,132
   *TCL Multimedia Technology Holdings, Ltd.............  8,132,200   3,420,716
    Texhong Textile Group, Ltd..........................    130,000      53,360
   #Tian An China Investments Co., Ltd..................  7,019,000   4,227,082
    Tiangong International Co., Ltd..................... 10,407,944   2,415,502
    Tianjin Port Development Holdings, Ltd..............  4,023,657     774,603
    Tianneng Power International, Ltd...................  8,580,280   5,131,072
   #Tomson Group, Ltd...................................  2,947,206   1,040,363
   #TPV Technology, Ltd.................................  3,822,496   1,955,441
    Travelsky Technology, Ltd........................... 16,861,500  10,132,653
   #Truly International Holdings, Ltd................... 21,387,500   3,976,359
   #Uni-President China Holdings, Ltd...................  1,091,000     669,206
   #Wasion Group Holdings, Ltd..........................  3,319,291   1,576,083
    Weiqiao Textile Co., Ltd............................  6,696,500   4,555,767
    Wuyi International Pharmaceutical Co., Ltd..........  5,257,500     487,087
    Xiamen International Port Co., Ltd.................. 11,546,000   2,069,806
   #Xingda International Holdings, Ltd..................  4,959,000   3,508,311
   #Xinhua Winshare Publishing & Media Co., Ltd.........  4,850,000   2,584,668
   #Xinjiang Xinxin Mining Industry Co., Ltd............  8,137,000   4,090,661
  #*Xiwang Sugar Holdings Co., Ltd......................  9,230,736   2,486,481
    Yip's Chemical Holdings, Ltd........................    388,000     451,784
    Yuexiu Transport Infrastructure, Ltd................      1,003         464
   *Yuzhou Properties Co................................    207,000      65,410
  #*Zhejiang Glass Co., Ltd.............................    437,000          --

                                     1492

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
CHINA -- (Continued)
   *Zhong An Real Estate, Ltd......................... 4,524,800 $      812,982
                                                                 --------------
TOTAL CHINA...........................................            2,321,107,814
                                                                 --------------

CZECH REPUBLIC -- (0.2%)
    CEZ A.S...........................................       738         38,194
    Pegas Nonwovens SA................................   132,675      3,668,368
    Telefonica Czech Republic A.S..................... 1,000,881     25,449,477
   *Unipetrol A.S..................................... 1,411,781     14,427,358
                                                                 --------------
TOTAL CZECH REPUBLIC..................................               43,583,397
                                                                 --------------
HUNGARY -- (0.7%)
   *Danubius Hotel & Spa P.L.C........................   136,180      2,609,316
    Egis Gyogyszergyar NYRT...........................    55,527      5,409,436
   *Fotex Holding SE Co., Ltd.........................   913,849      1,785,647
  #*MOL Hungarian Oil & Gas P.L.C.....................   278,733     29,909,876
   #OTP Bank P.L.C.................................... 2,633,742     75,983,446
   *PannErgy P.L.C....................................   190,228        784,501
    Tisza Chemical Group P.L.C........................   237,662      3,573,532
                                                                 --------------
TOTAL HUNGARY.........................................              120,055,754
                                                                 --------------
INDIA -- (8.6%)
    3i Infotech, Ltd..................................   713,804        659,347
    Aban Offshore, Ltd................................   169,859      1,883,660
    ABG Shipyard, Ltd.................................   244,227      2,140,911
   *Adhunik Metaliks, Ltd.............................   100,661        170,726
    Aditya Birla Nuvo, Ltd............................   407,532      8,789,002
    Ajmera Realty & Infra India, Ltd..................    70,083        233,541
    Akzo Nobel India, Ltd.............................    50,729      1,117,006
   *Alembic Pharmaceuticals, Ltd......................   619,600        428,350
    Alembic, Ltd......................................   619,600        301,111
    Allahabad Bank, Ltd............................... 1,288,116      5,870,666
    Alok Industries, Ltd.............................. 3,717,329      2,110,577
    Amara Raja Batteries, Ltd.........................    19,579        106,178
    Ambuja Cements, Ltd............................... 4,936,893     14,413,283
    Amtek Auto, Ltd...................................   964,705      3,459,403
    Anant Raj Industries, Ltd......................... 1,015,617      1,865,932
    Andhra Bank, Ltd.................................. 1,698,306      5,187,515
    Ansal Properties & Infrastructure, Ltd............   760,963        687,413
    Apollo Hospitals Enterprise, Ltd..................   367,830      4,389,988
    Apollo Tyres, Ltd................................. 1,676,970      2,772,013
   *Arvind Mills, Ltd................................. 1,526,154      3,016,931
   *Ashapura Minechem, Ltd............................     1,026            435
    Ashok Leyland, Ltd................................ 8,740,907     10,068,276
    Asian Hotels East, Ltd............................     1,050          7,151
    Asian Hotels, Ltd.................................     1,050          4,912
    Aurobindo Pharma, Ltd.............................   206,942        799,591
    Axis Bank, Ltd....................................   870,741     26,318,534
    Bajaj Finance, Ltd................................    94,089      1,485,753
    Bajaj Hindusthan, Ltd.............................   838,582      1,283,441
    Bajaj Holdings & Investment, Ltd..................   342,901      5,981,555
   *Balkrishna Industries, Ltd........................    22,245         85,192
    Ballarpur Industries, Ltd......................... 3,462,622      2,704,555
    Balmer Lawrie & Co., Ltd..........................    55,239        831,084
   *Balrampur Chini Mills, Ltd........................ 1,820,136      2,437,275
    Bank of Baroda....................................   797,959     15,833,164
   *Bank of India..................................... 1,492,091     13,018,615
    Bank of Maharashtra, Ltd.......................... 1,264,260      1,597,780
   *BASF India, Ltd...................................     1,928         28,638
    BEML, Ltd.........................................   151,479      1,884,083
    Bengal & Assam Co., Ltd...........................     9,237         53,421

                                     1493

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Bharati Shipyard, Ltd................................   121,293 $   351,043
   *Bhushan Steel, Ltd...................................   945,780   8,396,518
    Binani Industries, Ltd...............................    10,144      38,078
    Birla Corp., Ltd.....................................   117,478     852,075
    Bl Kashyap & Sons, Ltd...............................   248,676     105,572
    Bombay Dyeing & Manufacturing Co., Ltd...............   106,530     829,972
    Bombay Rayon Fashions, Ltd...........................   393,115   2,553,846
    Brigade Enterprises, Ltd.............................    22,619      35,875
   *Cairn India, Ltd..................................... 3,309,459  23,039,957
   *Canara Bank.......................................... 1,266,616  13,186,176
   *Central Bank of India................................ 2,277,373   5,975,755
    Century Enka, Ltd....................................     1,913       7,307
    Century Textiles & Industries, Ltd...................   449,560   3,493,901
    Chambal Fertilizers & Chemicals, Ltd................. 1,344,619   2,610,972
    City Union Bank, Ltd................................. 1,222,291   1,345,494
    Coromandel International, Ltd........................    72,717     536,391
    Corporation Bank.....................................   173,135   1,959,412
   *Cranes Software International, Ltd...................   127,339      11,080
   *Dalmia Bharat Enterprises, Ltd.......................   159,852     510,691
    Dalmia Cement (Bharat), Ltd..........................   130,837      54,083
   *DB Realty, Ltd.......................................   395,160     696,546
    DCM Shriram Consolidated, Ltd........................   271,706     343,460
   *Deccan Chronicle Holdings, Ltd.......................   436,014     681,856
    Deepak Fertilizers & Petrochemicals Corp., Ltd.......   424,886   1,554,754
    Dena Bank............................................    99,442     190,328
   *Development Credit Bank, Ltd......................... 1,868,686   2,397,787
   *Dewan Housing Finance Corp., Ltd.....................    52,368     247,536
    Dhanalakshmi Bank, Ltd...............................   327,190     783,813
    Dishman Pharmaceuticals & Chemicals, Ltd.............   144,934     293,523
    DLF, Ltd............................................. 4,448,687  23,191,202
    Dredging Corp. of India, Ltd.........................    74,739     474,096
    E.I.D. - Parry (India), Ltd..........................   727,103   4,413,134
    Edelweiss Capital, Ltd............................... 1,014,131     763,742
   *Educomp Solutions, Ltd...............................   523,312   4,084,568
    Eicher Motors, Ltd...................................    41,908   1,248,400
    EIH, Ltd.............................................   872,785   1,896,125
    Elder Pharmaceuticals, Ltd...........................   130,331   1,183,152
    Electrosteel Casings, Ltd............................   714,533     460,717
   *Elgi Equipments, Ltd.................................    35,934      65,568
   *Era Infra Engineering, Ltd...........................    69,207     261,395
    Escorts, Ltd......................................... 1,272,669   2,829,384
   *Ess Dee Aluminium, Ltd...............................     2,372      19,587
   *Essar Shipping Ports & Logistics, Ltd................   583,827   1,211,383
   *Essar Shipping, Ltd..................................   288,976     554,869
    Essel Propack, Ltd...................................   786,978     756,955
    Everest Kanto Cylinder, Ltd..........................   604,216   1,231,233
    FAG Bearings (India), Ltd............................       500      14,944
    FDC, Ltd.............................................   131,817     274,367
    Federal Bank, Ltd.................................... 1,669,118  16,058,726
   *Federal-Mogul Goetze (India), Ltd....................     9,195      56,769
    Financial Technologies (India), Ltd..................   113,765   2,075,292
    Finolex Cables, Ltd..................................   583,005     596,540
    Finolex Industries, Ltd..............................   695,629   1,150,406
   *Firstsource Solutions, Ltd...........................   462,206     182,051
   *Fortis Healthcare India, Ltd.........................   605,349   2,273,045
   *Future Capital Holdings, Ltd.........................    16,631      69,938
    GAIL India, Ltd......................................   700,109   7,315,338
    Gammon India, Ltd....................................   411,248     808,913
   *Ganesh Housing Corp., Ltd............................     1,552       4,945
    Gateway Distriparks, Ltd.............................   239,619     741,689
    Geodesic, Ltd........................................   617,061     901,401

                                     1494

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
   *Geojit BNP Paribas Financial Services, Ltd.........     77,686 $     38,531
   *GIC Housing Finance, Ltd...........................     62,647      140,345
    Gitanjali Gems, Ltd................................    513,757    3,582,468
    Godawari Power & Ispat, Ltd........................     51,305      187,137
    Godfrey Phillips India, Ltd........................        784       53,495
    Graphite India, Ltd................................    488,885      971,233
    Grasim Industries, Ltd.............................     15,142      751,700
    Great Eastern Shipping Co., Ltd....................    942,893    5,737,924
    Great Offshore, Ltd................................    160,792      776,285
   *GTL Infrastructure, Ltd............................  1,127,121      382,297
    GTL, Ltd...........................................    350,140      593,446
    Gujarat Alkalies & Chemicals, Ltd..................    421,803    1,469,888
    Gujarat Fluorochemicals, Ltd.......................    222,534    2,450,906
    Gujarat Narmada Valley Fertilizers Co., Ltd........    647,256    1,468,677
   *Gujarat NRE Coke, Ltd..............................    334,357      333,123
    Gujarat State Fertilizers & Chemicals, Ltd.........    445,889    4,039,862
    Gulf Oil Corp., Ltd................................    194,724      399,035
    H.E.G., Ltd........................................    136,218      731,327
    HBL Power Systems, Ltd.............................    474,970      183,059
    HCL Infosystems, Ltd...............................    752,250    1,446,955
    HCL Technologies, Ltd..............................      4,851       53,304
   *HeidelbergCement India, Ltd........................    596,458      488,483
    Hexaware Technologies, Ltd.........................  2,847,378    5,614,204
    Hikal, Ltd.........................................      4,933       34,266
   *Hindalco Industries, Ltd........................... 13,995,859   53,203,571
    Hinduja Global Solutions, Ltd......................     65,909      535,518
    Hinduja Ventures, Ltd..............................     68,545      519,116
    Hindustan Construction Co., Ltd....................  4,745,724    3,267,653
    Hotel Leelaventure, Ltd............................  1,357,335    1,404,127
   *Housing Development & Infrastructure, Ltd..........  2,859,933    9,208,892
   *HSIL, Ltd..........................................    103,913      550,054
    ICICI Bank, Ltd....................................    111,742    2,616,064
    ICICI Bank, Ltd. Sponsored ADR.....................  3,332,795  155,208,263
    ICSA (India), Ltd..................................    373,835      774,580
    IDBI Bank, Ltd.....................................  2,670,212    7,754,212
   *Idea Cellular, Ltd.................................  8,283,772   17,648,633
    IFCI, Ltd..........................................  7,425,776    7,560,508
    India Cements, Ltd.................................  2,149,988    3,388,118
    India Infoline, Ltd................................  2,129,973    3,985,940
    Indiabulls Financial Services, Ltd.................  1,877,333    7,692,419
   *Indiabulls Real Estate, Ltd........................  4,078,238    9,186,479
    Indiabulls Securities, Ltd.........................      6,234        1,775
   *Indiabulls Wholesale Services, Ltd.................    509,779      119,975
    Indian Bank........................................  1,125,079    5,727,559
    Indian Hotels Co., Ltd.............................  3,531,468    6,048,347
   *Indian Overseas Bank...............................  1,627,771    5,129,601
    Indo Rama Synthetics (India), Ltd..................    202,314      199,441
    IndusInd Bank, Ltd.................................  1,092,668    6,688,945
    INEOS ABS India, Ltd...............................     28,114      394,333
   *Infotech Enterprises, Ltd..........................     21,152       64,915
   *Infrastructure Development Finance Co., Ltd........  7,660,717   21,802,066
   *ING Vysya Bank, Ltd................................    289,910    2,297,161
    Ingersoll-Rand India, Ltd..........................     24,852      286,760
    Ipca Laboratories, Ltd.............................    184,942    1,372,045
    ISMT, Ltd..........................................    365,322      320,342
   *Ispat Industries, Ltd..............................  4,828,018    1,960,350
   *IVRCL Assets & Holdings, Ltd.......................     89,922       85,624
    IVRCL Infrastructures & Projects, Ltd..............  3,165,366    4,446,718
    J.B. Chemicals & Pharmaceuticals, Ltd..............    465,081    1,488,376
   *Jai Balaji Industries, Ltd.........................     35,878      143,707
   *Jai Corp., Ltd.....................................    138,834      314,200

                                     1495

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
INDIA -- (Continued)
    Jaiprakash Associates, Ltd.......................... 10,014,710 $15,065,041
    Jammu & Kashmir Bank, Ltd...........................    263,357   5,159,727
    JBF Industries, Ltd.................................     96,294     330,432
   *Jet Airways (India), Ltd............................    244,572   2,473,083
    Jindal Poly Films, Ltd..............................    139,745     820,318
    Jindal Saw, Ltd.....................................  1,594,347   5,497,067
   *Jindal South West Holdings, Ltd.....................     23,790     464,058
    JK Cement, Ltd......................................     87,998     211,377
    JK Lakshmi Cement, Ltd..............................    290,053     289,441
    JK Tyre & Industries, Ltd...........................    158,673     371,135
    JM Financial, Ltd...................................  1,515,397     742,625
   *JSL Stainless, Ltd..................................    734,265   1,667,737
    JSW Energy, Ltd.....................................    776,388   1,183,226
   *JSW Steel, Ltd......................................  1,176,470  20,585,133
   *Jubilant Industries, Ltd............................     12,130      54,938
    Jubilant Organosys, Ltd.............................    370,512   1,786,991
   *Jyoti Structures, Ltd...............................     98,306     186,931
    K.S.B. Pumps, Ltd...................................      7,582      40,300
    Kalpataru Power Transmission, Ltd...................     37,251     108,553
   *Kalyani Investment Co., Ltd.........................      8,518     121,673
    Kalyani Steels, Ltd.................................     85,188     139,801
    Karnataka Bank, Ltd.................................  1,430,391   3,737,012
    Karur Vysya Bank, Ltd...............................    294,278   2,735,214
    Karuturi Global, Ltd................................  1,546,546     407,042
    KEC International, Ltd..............................      1,203       2,159
    Kesoram Industries, Ltd.............................    220,086     735,405
   *Kiri Industries, Ltd................................     37,201     154,688
   *Kirloskar Industries, Ltd...........................      8,838      58,106
   *Kirloskar Oil Engines, Ltd..........................    328,770     937,694
    Koutons Retail India, Ltd...........................      2,849       1,793
   *KRBL, Ltd...........................................    477,140     297,331
    KS Oils, Ltd........................................  1,883,630     797,922
   *KSK Energy Ventures, Ltd............................     35,815      86,558
    Lakshmi Machine Works, Ltd..........................      4,697     228,701
    Lakshmi Vilas Bank, Ltd.............................    346,996     964,720
   *Landmark Property Development Co., Ltd..............    201,134      12,230
   *LIC Housing Finance, Ltd............................  1,589,690   7,628,507
    Madhucon Projects, Ltd..............................    183,396     360,247
    Madras Cements, Ltd.................................    454,723     947,959
   *Mahanagar Telephone Nigam, Ltd......................  1,446,686   1,540,871
  #*Mahanagar Telephone Nigam, Ltd. ADR.................    100,249     214,533
    Maharashtra Scooters, Ltd...........................      4,450      34,443
    Maharashtra Seamless, Ltd...........................    160,799   1,358,447
   *Mahindra & Mahindra Financial Services, Ltd.........     34,564     496,376
    Mahindra & Mahindra, Ltd............................     95,710   1,551,832
    Mahindra Lifespace Developers, Ltd..................    135,781   1,080,272
    Manaksia, Ltd.......................................    147,412     207,577
    Maruti Suzuki India, Ltd............................    262,121   7,146,357
    Mastek, Ltd.........................................     83,250     209,482
   *MAX India, Ltd......................................     62,495     257,881
    McLeod Russel India, Ltd............................    637,181   3,907,826
    Mercator Lines, Ltd.................................  2,223,130   1,800,506
    Merck, Ltd..........................................     29,241     461,222
   *MindTree, Ltd.......................................     12,034     112,706
    Monnet Ispat, Ltd...................................    139,059   1,559,918
    Moser Baer (India), Ltd.............................  1,473,835   1,222,076
    MRF, Ltd............................................     17,453   2,846,087
    Mukand, Ltd.........................................    258,286     245,374
    Nagarjuna Construction Co., Ltd.....................  1,813,074   2,984,362
    Nagarjuna Fertilizers & Chemicals, Ltd..............  1,893,177   1,386,270
    Nahar Capital & Financial Services, Ltd.............     18,955      26,964

                                     1496

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
    Nahar Spinning Mills, Ltd..........................      6,026 $     10,632
    National Aluminium Co., Ltd........................    737,304    1,257,564
    Nava Bharat Ventures, Ltd..........................     19,805      103,063
    NIIT Technologies, Ltd.............................    389,470    1,959,735
    NIIT, Ltd..........................................  1,192,219    1,485,485
    NOCIL, Ltd.........................................    602,199      234,750
    Noida Toll Bridge Co., Ltd.........................    880,231      510,888
    OCL India, Ltd.....................................     84,049      185,766
   *OMAXE, Ltd.........................................    552,879    1,712,121
   *OnMobile Global, Ltd...............................    452,031      937,484
   *Orbit Corp., Ltd...................................    745,164      652,175
    Orchid Chemicals & Pharmaceuticals, Ltd............    556,542    2,594,859
    Orient Paper & Industries, Ltd.....................    333,560      442,837
    Oriental Bank of Commerce..........................    791,237    6,272,843
   *Oswal Chemical & Fertilizers, Ltd..................    451,674      925,973
    Panacea Biotec, Ltd................................     73,892      264,002
   *Parsvnath Developers, Ltd..........................  1,329,808    1,397,101
   *Patel Engineering, Ltd.............................    245,145      750,846
    Patni Computer Systems, Ltd........................    750,275    5,511,234
    Patni Computer Systems, Ltd. ADR...................     55,441      802,231
    Peninsula Land, Ltd................................    224,699      261,123
    Petronet LNG, Ltd..................................  2,943,666   11,451,979
   *Piramal Healthcare, Ltd............................    365,834    3,147,891
   *Plethico Pharmaceuticals, Ltd......................    100,359      863,003
    Polaris Software Lab, Ltd..........................    396,842    1,550,889
    Polyplex Corp., Ltd................................     97,888      410,453
    Power Finance Corp., Ltd...........................    129,000      538,258
   *Prakash Industries, Ltd............................    193,450      289,859
    Prism Cement, Ltd..................................    487,572      505,693
    Provogue India, Ltd................................    119,777       94,582
    PSL, Ltd...........................................    113,833      182,530
    PTC India, Ltd.....................................  2,003,406    3,508,378
    Punj Lloyd, Ltd....................................  1,900,054    3,021,387
    Rain Commodities, Ltd..............................  1,187,184      967,539
    Rajesh Exports, Ltd................................    489,295    1,217,326
    Ranbaxy Laboratories, Ltd..........................    207,373    2,524,227
    Raymond, Ltd.......................................    340,181    2,918,539
    REI Agro, Ltd......................................  3,470,250    2,284,505
    Rei Six Ten Retail, Ltd............................    439,400      372,790
   *Reliance Broadcast Network, Ltd....................     20,606       39,596
    Reliance Capital, Ltd..............................  1,332,296   17,309,543
    Reliance Communications, Ltd.......................  5,791,601   13,274,249
    Reliance Industries, Ltd........................... 14,797,118  276,648,846
   *Reliance Industries, Ltd. Sponsored GDR............    107,000    4,043,530
   *Reliance MediaWorks, Ltd...........................    109,133      286,740
   *Reliance Power, Ltd................................  5,484,714   13,854,528
   *Resurgere Mines & Minerals India, Ltd..............  4,231,830       45,532
    Rolta India, Ltd...................................  1,402,924    3,668,307
    Ruchi Soya Industries, Ltd.........................  1,501,070    3,323,722
   *Rural Electrification Corp., Ltd...................  3,187,257   15,102,806
   *S.Kumars Nationwide, Ltd...........................  1,478,828    1,847,377
    Sanghvi Movers, Ltd................................      6,290       17,455
    SEAMEC, Ltd........................................     44,396      115,368
    Sesa Goa, Ltd......................................    168,142    1,043,507
    Shipping Corp. of India, Ltd.......................    685,385    1,568,637
    Shiv-Vani Oil & Gas Exploration Services, Ltd......    115,578      558,921
   *Shree Renuka Sugars, Ltd...........................  3,989,508    6,325,632
    Simplex Infrastructures, Ltd.......................      1,570       10,620
   *Sintex Industries, Ltd.............................    681,579    2,705,758
    SKF India, Ltd.....................................     12,150      180,450
    Sobha Developers, Ltd..............................    415,345    2,439,019

                                     1497

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
INDIA -- (Continued)
    Sona Koyo Steering Systems, Ltd..................     64,698 $       22,966
    South Indian Bank, Ltd...........................  8,405,525      4,457,719
    SPML Infra, Ltd..................................        372          1,428
    SREI Infrastructure Finance, Ltd.................  1,473,919      1,557,664
    SRF, Ltd.........................................    266,306      1,911,070
    State Bank of Bikaner & Jaipur...................      2,321         25,185
    State Bank of India..............................    829,178     43,864,371
    State Bank of India Sponsored GDR................      5,732        633,242
    Steel Authority of India, Ltd....................  5,465,207     15,604,120
    Sterling Biotech, Ltd............................  1,025,636      1,946,953
  #*Sterlite Industries (India), Ltd. ADR............  2,137,546     31,571,554
   *Sterlite Industries (India), Ltd. Series A.......  5,746,256     20,828,283
    Sterlite Technologies, Ltd.......................  1,161,678      1,313,856
    Strides Arcolab, Ltd.............................    125,579      1,060,096
    Sundaram Finance, Ltd............................      5,730         73,802
    Sundram Fastners, Ltd............................     55,097         72,594
   *Suzlon Energy, Ltd...............................  9,801,822     11,607,960
    Syndicate Bank...................................  1,739,874      4,710,767
    Tamilnadu Newsprint & Papers, Ltd................     55,083        149,034
    Tanla Solutions, Ltd.............................    363,600        117,593
    Tata Chemicals, Ltd..............................    926,731      7,455,797
  #*Tata Communications, Ltd. ADR....................     22,320        223,200
    Tata Investment Corp., Ltd.......................     59,975        648,570
    Tata Steel, Ltd..................................  4,984,617     63,528,854
    Tata Tea, Ltd....................................  4,405,148     10,569,288
   *TCI Developers, Ltd..............................      3,427         15,479
   *Teledata Marine Solutions, Ltd...................    267,258        207,142
    Time Technoplast, Ltd............................    498,379        773,526
    Titagarh Wagons, Ltd.............................     99,648        970,257
    Transport Corp of India, Ltd.....................     68,548        141,794
    Trent, Ltd.......................................     14,497        397,826
   *Trent, Ltd. Series A.............................      3,220         84,672
   *Trent, Ltd. Series B.............................      3,220         81,611
    Triveni Engineering & Industries, Ltd............    240,000        182,839
   *Triveni Turbine, Ltd.............................    240,000        286,979
    Tube Investments of India, Ltd...................    642,055      2,307,033
   *Tulip IT Services, Ltd...........................     65,990        232,915
   *UCO Bank.........................................  2,106,355      4,034,739
    Uflex, Ltd.......................................    440,201      2,082,340
    Unichem Laboratories, Ltd........................    199,000        649,331
    Union Bank of India, Ltd.........................    797,003      5,209,409
    Unitech, Ltd..................................... 11,489,151      7,961,488
    United Phosphorus, Ltd...........................    860,074      3,224,426
    Unity Infraprojects, Ltd.........................    214,696        290,312
    Usha Martin, Ltd.................................  1,278,231      1,287,278
   *UTV Software Communications, Ltd.................     11,056        240,262
   *Vardhman Special Steels, Ltd.....................     19,609          9,319
    Vardhman Textiles, Ltd...........................     98,045        477,203
    Varun Shipping Co., Ltd..........................    333,864        178,093
    Videocon Industries, Ltd.........................    891,313      3,784,166
   *Videsh Sanchar Nigam, Ltd........................  1,046,765      5,261,233
    Vijaya Bank, Ltd.................................  1,580,742      2,261,084
   *Voltamp Transformers, Ltd........................     10,555        120,453
    Walchandnagar Industries, Ltd....................    109,118        283,063
    Welspun Corp., Ltd...............................    947,107      3,192,859
   *Wockhardt, Ltd...................................     80,566        819,225
    Zee Entertainment Enterprises, Ltd...............  2,376,542      7,058,388
   *Zee Learn, Ltd...................................    297,068        143,460
    Zuari Industries, Ltd............................    127,958      1,925,914
    Zylog Systems, Ltd...............................     26,158        236,778
                                                                 --------------
TOTAL INDIA..........................................             1,486,550,822
                                                                 --------------

                                     1498

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
INDONESIA -- (3.3%)
   *PT Adhi Karya Tbk.................................   3,957,117 $    329,855
   *PT Agis Tbk.......................................   2,012,000       27,943
    PT AKR Corporindo Tbk.............................  20,492,400    7,346,192
   *PT Aneka Tambang Tbk..............................  61,732,500   14,491,168
    PT Asahimas Flat Glass Tbk........................   5,277,000    5,583,365
    PT Astra Graphia Tbk..............................   4,157,500      538,503
    PT Astra International Tbk........................     586,696    4,859,764
   *PT Bakrie & Brothers Tbk.......................... 991,549,250    8,021,775
    PT Bakrie Sumatera Plantations Tbk................ 111,465,500    5,682,991
   *PT Bakrie Telecom Tbk............................. 279,478,500   11,819,169
   *PT Bakrieland Development Tbk..................... 378,287,020    7,497,240
    PT Bank Bukopin Tbk...............................  33,061,333    3,262,825
    PT Bank Danamon Indonesia Tbk.....................  23,682,829   15,160,569
    PT Bank Mandiri Tbk...............................  25,129,431   23,149,678
    PT Bank Negara Indonesia Persero Tbk..............  81,053,441   42,331,934
   *PT Bank Pan Indonesia Tbk......................... 150,362,201   16,944,293
   *PT Bank Permata Tbk...............................     304,000       60,066
    PT Bank Tabungan Negara Tbk.......................  18,238,862    3,642,833
   *PT Barito Pacific Tbk.............................  11,782,000    1,399,013
   *PT Berlian Laju Tanker Tbk........................ 128,161,466    4,445,822
   *PT Bhakti Investama Tbk........................... 257,263,700    7,845,680
    PT Budi Acid Jaya Tbk.............................  15,296,000      529,624
    PT Bumi Resources Tbk............................. 280,320,500  100,071,467
   *PT Bumi Serpong Damai Tbk.........................   9,155,500    1,095,040
   *PT Central Proteinaprima Tbk...................... 178,071,500    1,110,002
    PT Charoen Pokphand Indonesia Tbk.................  77,638,830   24,830,145
   *PT Ciputra Development Tbk........................  83,963,500    5,426,193
   *PT Ciputra Surya Tbk..............................  16,227,000    1,752,540
    PT Clipan Finance Indonesia Tbk...................   5,183,000      468,369
   *PT Darma Henwa Tbk................................ 203,052,442    2,811,974
   *PT Davomas Adabi Tbk.............................. 139,739,500    1,199,542
    PT Elnusa Tbk.....................................  32,023,000    1,087,081
   *PT Energi Mega Persada Tbk........................ 341,259,782   10,186,378
    PT Ever Shine Textile Tbk.........................  19,342,215      250,237
    PT Gajah Tunggal Tbk..............................  13,733,500    5,272,578
    PT Global Mediacom Tbk............................  95,929,500    9,814,053
    PT Gozco Plantations Tbk..........................  23,062,500    1,015,833
   *PT Great River International Tbk..................   1,788,000           --
    PT Gudang Garam Tbk...............................   6,628,500   39,623,765
   *PT Hero Supermarket Tbk...........................     196,500      171,020
   *PT Holcim Indonesia Tbk...........................   3,718,000      905,039
   *PT Indah Kiat Pulp & Paper Corp. Tbk..............  29,832,000    4,488,738
    PT Indika Energy Tbk..............................  16,849,000    7,357,054
    PT Indofood Sukses Makmur Tbk.....................  36,805,500   27,417,937
   *PT Indorama Synthetics Tbk........................      41,500       17,747
    PT International Nickel Indonesia Tbk.............  39,701,500   19,779,310
   *PT Intiland Development Tbk.......................   6,882,500      262,924
    PT Japfa Comfeed Indonesia Tbk....................   4,542,750    2,824,352
   *PT Jaya Real Property Tbk.........................  25,528,000    5,029,039
   *PT Kawasan Industri Jababeka Tbk.................. 183,569,000    3,971,191
    PT Lautan Luas Tbk................................   2,102,000      283,791
    PT Lippo Karawaci Tbk............................. 241,338,437   22,086,973
    PT Matahari Putra Prima Tbk.......................  35,387,900    5,080,949
    PT Mayorah Indah Tbk..............................   8,712,072   17,330,328
    PT Medco Energi Internasional Tbk.................  26,056,500    7,642,312
    PT Media Nusantara Citra Tbk......................  27,059,094    3,398,118
   *PT Mitra Adiperkasa Tbk...........................   3,144,000    1,707,067
   *PT Mitra International Resources Tbk..............  38,631,660      726,970
   *PT Pabrik Kertas Tjiwi Kimia Tbk..................     199,500       59,784
   *PT Panasia Indosyntec Tbk.........................     403,200        9,010
   *PT Panin Financial Tbk............................ 183,439,000    3,644,576

                                     1499

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
INDONESIA -- (Continued)
   *PT Panin Insurance Tbk............................  30,688,500 $  2,201,008
    PT Perusahaan Perkebunan London Sumatra
      Indonesia Tbk...................................  24,575,884    6,777,364
    PT Ramayana Lestari Sentosa Tbk...................  16,648,000    1,640,965
   *PT Sampoerna Agro Tbk.............................   6,925,941    2,965,861
    PT Samudera Indonesia Tbk.........................     415,500      260,634
    PT Selamat Sempurna Tbk...........................  15,274,000    2,352,012
   *PT Sentul City Tbk................................ 124,395,000    2,804,556
    PT Sinar Mas Agro Resources & Technology Tbk......   8,034,400    6,705,623
    PT Summarecon Agung Tbk...........................  41,668,857    6,266,347
   *PT Sunson Textile Manufacturer Tbk................   6,012,000      168,433
   *PT Surya Dumai Industri Tbk.......................   5,145,000           --
    PT Surya Toto Indonesia Tbk.......................      46,400      229,203
   *PT Suryainti Permata Tbk..........................  17,378,000      181,904
   *PT Tiga Pilar Sejahtera Food Tbk..................   4,222,222      377,892
    PT Tigaraksa Satria Tbk...........................     124,200       13,989
    PT Timah Tbk......................................  21,943,900    6,301,542
    PT Trimegah Securities Tbk........................  34,298,000      409,207
   *PT Truba Alam Manunggal Engineering Tbk........... 129,244,500      926,319
    PT Tunas Baru Lampung Tbk.........................   5,117,000      449,867
    PT Tunas Ridean Tbk...............................  42,848,500    3,678,447
   *PT Ultrajaya Milk Industry & Trading Co. Tbk......  13,717,500    2,387,236
   *PT Unggul Indah Cahaya Tbk........................     371,435       81,473
    PT Wijaya Karya Tbk...............................  19,672,002    1,568,954
                                                                   ------------
TOTAL INDONESIA.......................................              573,928,564
                                                                   ------------
ISRAEL -- (0.0%)
    Bank of Jerusalem, Ltd............................      16,518       24,923
    Delta-Galil Industries, Ltd.......................          --            3
   *Electra Real Estate, Ltd..........................          --           --
   *Elron Electronic Industries, Ltd..................           1            3
   *Feuchtwanger Investments, Ltd.....................      10,500           37
    Formula Systems, Ltd..............................          --           --
   *Formula Vision Technologies, Ltd..................          --           --
   *Israel Steel Mills, Ltd...........................      97,000        1,106
   *Kardan Israel, Ltd................................          --            1
   *Knafaim Arkia Holdings, Ltd.......................      69,163      420,943
   *Koor Industries, Ltd..............................           1           14
    Liberty Properties, Ltd...........................       2,533       27,168
   *Makhteshim-Agan Industries, Ltd...................           1            3
    Mivtach Shamir Holdings, Ltd......................      41,934    1,383,604
   *Naphtha Israel Petroleum Corp., Ltd...............          --            1
                                                                   ------------
TOTAL ISRAEL..........................................                1,857,806
                                                                   ------------
MALAYSIA -- (3.0%)
   *A&M Realty Berhad.................................     603,400       98,878
    Adventa Berhad....................................      96,000       59,483
    Aeon Co. Berhad...................................      37,500       93,678
    Affin Holdings Berhad.............................   9,611,900   11,012,956
    Airasia Berhad....................................  11,014,200   14,569,452
   *Alam Maritim Resources Berhad.....................   2,989,100      928,420
    Alliance Financial Group Berhad...................  12,857,400   16,074,526
   *Amcorp Properties Berhad..........................   1,047,267      179,936
    AMMB Holdings Berhad..............................  21,831,262   47,716,134
    Ann Joo Resources Berhad..........................   2,857,200    2,880,112
    APM Automotive Holdings Berhad....................   1,211,000    2,036,137
    Apollo Food Holdings Berhad.......................     109,000      113,077
   *Asas Dunia Berhad.................................     252,800       91,769
   *Asia Pacific Land Berhad..........................   5,644,300      770,239
    Axiata Group Berhad...............................   1,074,850    1,845,392
    Bandar Raya Developments Berhad...................   4,102,200    2,748,441
    Batu Kawan Berhad.................................   2,242,250   12,378,251

                                     1500

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
    Berjaya Assets Berhad...............................    105,600 $    32,649
    Berjaya Corp. Berhad................................ 26,033,180  10,417,899
    Berjaya Land Berhad................................. 13,220,000   4,730,071
   *Berjaya Media Berhad................................    299,800      67,880
    Bimb Holdings Berhad................................  3,655,700   2,707,591
    Bina Darulaman Berhad...............................     57,800      23,512
    Bolton Berhad.......................................  1,288,000     454,965
    Boustead Holdings Berhad............................  4,768,380   9,381,831
    Cahya Mata Sarawak Berhad...........................  1,786,600   1,337,307
   *CB Industrial Product Holding Berhad................      9,300      12,742
    Chemical Co. of Malaysia Berhad.....................    311,000     171,029
    Chin Teck Plantations Berhad........................    304,700     883,743
    Coastal Contracts Berhad............................    912,498     762,801
    CSC Steel Holdings Berhad...........................  2,156,600   1,214,900
    Cycle & Carriage Bintang Berhad.....................    241,300     337,729
   *Datuk Keramik Holdings Berhad.......................    127,000          --
    Dijaya Corp. Berhad.................................    740,200     371,396
    DRB-Hicom Berhad.................................... 10,607,100   8,003,891
    Eastern & Oriental Berhad...........................  9,016,015   4,729,158
    Eastern Pacific Industrial Corp. Berhad.............    504,200     475,241
    ECM Libra Avenue Berhad.............................  7,396,505   2,230,955
    EON Capital Berhad..................................  3,626,007   3,129,440
    Esso Malaysia Berhad................................  1,274,200   2,115,456
    Evergreen Fibreboard Berhad.........................  3,067,026   1,199,355
    Faber Group Berhad..................................  1,193,900     799,559
    Far East Holdings Berhad............................    388,800     928,208
   *Fountain View Development Berhad....................  2,573,200          --
    Genting Malaysia Berhad.............................  5,281,900   6,487,589
    Genting Plantations Berhad..........................    356,800     947,438
    Glomac Berhad.......................................  1,706,800   1,022,495
    Gold IS Berhad......................................  3,016,125   1,730,926
   *Green Packet Berhad.................................  1,037,400     247,821
    GuocoLand (Malaysia) Berhad.........................  1,231,200     447,232
    Hap Seng Consolidated Berhad........................  9,205,400   4,808,741
    Hap Seng Plantations Holdings Berhad................  2,266,000   2,081,819
    Hong Leong Financial Group Berhad...................  1,920,051   8,472,040
    Hong Leong Industries Berhad........................  1,225,800   1,640,052
   *Hubline Berhad......................................  5,998,300     181,174
    Hunza Properties Berhad.............................  1,033,300     569,737
    Hwang-DBS (Malaysia) Berhad.........................    908,700     761,496
    IGB Corp. Berhad.................................... 11,978,290   8,472,094
    IJM Corp. Berhad.................................... 15,952,280  33,856,445
    IJM Land Berhad.....................................  3,923,300   3,647,015
    IJM Plantations Berhad..............................    106,900      98,423
   *Insas Berhad........................................  4,573,808     777,487
    Integrax Berhad.....................................  1,063,600     496,691
   *Jaks Resources Berhad...............................  3,438,000     809,272
    Jaya Tiasa Holdings Berhad..........................  1,207,235   2,672,192
   *Jerneh Asia Berhad..................................    948,520     421,682
   *K & N Kenanga Holdings Berhad.......................  2,978,800     736,881
   *Karambunai Corp. Berhad............................. 15,984,300     916,541
    Keck Seng (Malaysia) Berhad.........................  2,517,800   3,572,611
    Kian Joo Can Factory Berhad.........................  3,817,980   2,741,722
   *KIG Glass Industrial Berhad.........................    260,000       2,628
    Kim Loong Resources Berhad..........................    324,800     246,201
    Kinsteel Berhad.....................................  7,509,500   1,757,295
    KLCC Property Holdings Berhad.......................  6,585,600   7,427,820
    KNM Group Berhad.................................... 12,307,325   7,543,186
   *Knusford Berhad.....................................     73,800      42,197
    KrisAssets Holdings Berhad..........................    250,377     346,548
    KSL Holdings Berhad.................................    447,466     267,899

                                     1501

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
    Kub Malaysia Berhad.................................  5,214,000 $ 1,297,166
    Kulim Malaysia Berhad...............................  9,703,300  12,019,229
   *Kumpulan Fima Berhad................................  1,542,000     922,885
   *Kumpulan Hartanah Selangor Berhad...................    277,000      27,123
    Kumpulan Perangsang Selangor Berhad.................  1,463,700     508,018
   *Kurnia Asia Berhad..................................     74,100      13,458
    Kwantas Corp. Berhad................................    246,000     182,843
   *Landmarks Berhad....................................  4,118,808   1,897,683
   *Leader Universal Holdings Berhad....................  5,376,733   1,555,899
   *Lingui Development Berhad...........................  1,313,114     783,498
   *Lion Corp. Berhad...................................  7,984,307     740,023
    Lion Diversified Holdings Berhad....................  5,448,100     949,268
    Lion Forest Industries Berhad.......................    204,800     110,755
    Lion Industries Corp. Berhad........................  7,446,081   4,182,179
   *MAA Holdings Berhad.................................  1,683,700     365,426
   *Mah Sing Group Berhad...............................     50,200      39,885
   *Malayan Flour Mills Berhad..........................     41,550     110,465
   *Malayan United Industries Berhad....................    200,244      10,120
    Malaysia Airports Holdings Berhad...................    161,600     353,293
    Malaysia Building Society Berhad....................    260,808     130,892
   *Malaysian Airlines System Berhad....................  1,663,900     827,911
    Malaysian Bulk Carriers Berhad......................  1,655,125   1,226,493
   *Malaysian Pacific Industries Berhad.................    459,675     648,116
    Malaysian Resources Corp. Berhad....................     75,000      64,269
    MBM Resources Berhad................................    851,233     908,977
    Media Prima Berhad..................................     33,500      33,139
    Mega First Corp. Berhad.............................  1,101,700     624,356
   *Merge Housing Berhad................................     24,062       5,187
    Metro Kajang Holdings Berhad........................    780,008     407,093
   *Metroplex Berhad....................................    817,000          --
    MISC Berhad.........................................  1,549,804   3,884,019
   *MK Land Holdings Berhad............................. 10,344,500   1,200,488
    MMC Corp. Berhad.................................... 10,989,180   9,968,766
   *MNRB Holdings Berhad................................  1,159,600   1,113,416
    Muhibbah Engineering Berhad.........................  4,845,400   1,983,925
   *MUI Properties Berhad...............................    139,700       6,334
   *Mulpha International Berhad......................... 31,821,100   5,194,299
    MWE Holdings Berhad.................................    270,000     116,339
    Naim Holdings Berhad................................  1,531,500   1,150,167
    NCB Holdings Berhad.................................  2,450,600   3,185,454
    Negri Sembilan Oil Palms Berhad.....................    167,600     293,878
    NV Multi Corp. Berhad...............................     49,710         447
    Oriental Holdings Berhad............................  3,653,779   6,166,806
    Oriental Interest Berhad............................    139,100      58,527
    OSK Holdings Berhad.................................  6,734,447   3,418,323
   *OSK Ventures International Berhad...................    639,897      72,276
    P.I.E. Industrial Berhad............................    323,600     415,071
    Pacific & Orient Berhad.............................    283,730      76,248
    Panasonic Manufacturing Malaysia Berhad.............    383,380   3,148,499
   *Paracorp Berhad.....................................    252,000         849
    Paramount Corp. Berhad..............................    894,000     572,341
    PBA Holdings Berhad.................................  1,502,500     488,069
    Pelikan International Corp. Berhad..................  4,130,320   1,390,048
   *Perisai Petroleum Teknologi Berhad..................    831,300     219,900
   *Permaju Industries Berhad...........................  1,000,000     122,922
   *Perusahaan Sadur Timah Malaysia (Perstima) Berhad...      6,800       9,086
   *Perwaja Holdings Berhad.............................    107,000      36,630
    Petronas Dagangan Berhad............................     11,300      67,817
    PJ Development Holdings Berhad......................  2,768,800     698,690
    POS Malaysia Berhad.................................  2,274,517   2,441,500
    PPB Group Berhad....................................  6,875,366  40,180,456

                                     1502

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
MALAYSIA -- (Continued)
    Press Metal Berhad.................................  1,967,081 $  1,428,622
   *Prime Utilities Berhad.............................     39,000        1,183
    Protasco Berhad....................................    282,200       96,024
    Proton Holdings Berhad.............................  3,786,000    4,058,092
   *Pulai Springs Berhad...............................    132,500       40,179
    QSR Brands Berhad..................................     56,800      123,048
   *Ramunia Holdings Berhad............................  2,434,736      352,129
    Ranhill Berhad.....................................  3,924,800      971,368
    RCE Capital Berhad.................................  3,821,500      669,497
    RHB Capital Berhad.................................  5,679,154   17,424,026
    Salcon Berhad......................................    574,000      104,495
    Sarawak Oil Palms Berhad...........................    550,320      798,357
    Scientex, Inc. Berhad..............................    938,848      816,046
   *Scomi Group Berhad................................. 14,504,200    1,540,611
   *Scomi Marine Berhad................................    709,000       95,194
    Selangor Dredging Berhad...........................  1,312,700      333,733
    Selangor Properties Berhad.........................     22,300       26,744
    Shangri-La Hotels (Malaysia) Berhad................    738,000      672,395
    Shell Refining Co. Federation of Malaysia Berhad...    217,100      753,716
    SHL Consolidated Berhad............................  1,008,700      472,269
    Sino Hua-An International Berhad...................  4,236,600      420,931
    Subur Tiasa Holdings Berhad........................    503,530      434,326
    Sunway City Berhad.................................  3,629,500    6,249,456
   *Sunway Holdings Berhad.............................  4,099,100    3,592,406
    Supermax Corp. Berhad..............................    366,600      453,086
    Suria Capital Holdings Berhad......................    645,500      367,789
    Ta Ann Holdings Berhad.............................    315,552      597,180
   *TA Enterprise Berhad............................... 16,478,800    3,744,940
   *TA Global Berhad...................................  8,465,880    1,026,020
    TAHPS Group Berhad.................................     27,000       40,947
   *Talam Corp. Berhad................................. 17,833,050      420,503
    Tan Chong Motor Holdings Berhad....................  4,689,700    7,736,172
   *Tanjung Offshore Berhad............................    270,200       89,759
    TDM Berhad.........................................  1,644,800    1,748,356
   *Tebrau Teguh Berhad................................  5,320,066    1,268,274
    TH Plantations Berhad..............................     39,200       28,377
   *Time Dotcom Berhad................................. 16,781,400    3,957,058
    Tiong Nam Transport Holdings Berhad................    113,500       45,300
    Tradewinds (Malaysia) Berhad.......................  1,801,800    5,829,854
   *Tradewinds Corp. Berhad............................  5,394,700    1,635,582
    TSH Resources Berhad...............................    208,400      220,812
    UAC Berhad.........................................     77,398       83,943
   *UEM Land Holdings Berhad...........................  5,395,045    4,720,882
    UMW Holdings Berhad................................  2,059,686    5,127,243
    Unico-Desa Plantations Berhad......................  4,240,828    1,485,365
    Unisem (Malaysia) Berhad...........................  4,402,600    2,061,841
    United Malacca Rubber Estates Berhad...............    872,900    2,066,160
    United Plantations Berhad..........................    617,400    4,290,162
    VS Industry Berhad.................................  1,337,193      699,298
    Wah Seong Corp. Berhad.............................  2,593,211    2,007,133
    WCT Berhad.........................................  1,427,700    1,475,187
    Wing Tai Malaysia Berhad...........................  1,861,100    1,104,642
    WTK Holdings Berhad................................  4,386,550    2,656,569
    Yeo Hiap Seng Malaysia Berhad......................    335,520      213,381
    YTL Cement Berhad..................................     79,900      140,845
    YTL Corp. Berhad................................... 40,988,230   19,309,457
    Yu Neh Huat Berhad.................................  5,024,459    3,264,737
   *Zelan Berhad.......................................  6,765,900      864,882
                                                                   ------------
TOTAL MALAYSIA.........................................             517,251,401
                                                                   ------------

                                     1503

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
 MEXICO -- (4.9%)
    #Alfa S.A.B. de C.V. Series A......................  4,088,867 $ 59,918,816
    #Alsea de Mexico S.A.B. de C.V.....................  2,331,956    2,652,366
    #Arca Continental S.A.B. de C.V....................  4,366,430   24,180,856
   #*Axtel S.A.B. de C.V...............................  5,807,800    3,389,487
   #*Bio Pappel S.A.B. de C.V..........................     60,020       45,511
    #Bolsa Mexicana de Valores S.A. de C.V.............  2,419,671    4,762,117
    *Carso Infraestructura y Construccion S.A.B. de
      C.V..............................................    166,250      101,274
   #*Cemex S.A.B. de C.V. Sponsored ADR................ 12,041,259   84,770,463
   #*Cia Minera Autlan S.A.B. de C.V...................    178,100      289,972
     Coca-Cola Femsa S.A.B. de C.V. Series L...........     52,700      508,712
     Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR......    284,134   27,362,104
    #Consorcio ARA S.A.B. de C.V....................... 10,672,300    5,601,064
   #*Controladora Comercial Mexicana S.A.B. de C.V.
    Series B...........................................  1,777,987    3,029,635
   #*Corporacion GEO S.A.B. de C.V. Series B...........  5,771,482   11,560,371
    *Corporacion Interamericana de Entramiento S.A.B.
      de C.V. Series B.................................  1,561,686      818,278
   #*Desarrolladora Homex S.A.B. de C.V................  1,653,700    7,196,800
   #*Desarrolladora Homex S.A.B. de C.V. ADR...........    115,455    3,030,694
    *Dine S.A.B. de C.V................................  1,028,367      416,173
     El Puerto de Liverpool S.A.B. de C.V..............    328,600    2,659,641
     El Puerto de Liverpool S.A.B. de C.V. Series 1....     20,000      155,061
    *Empaques Ponderosa S.A. de C.V. Series B..........     90,000        6,901
   #*Empresas ICA S.A.B. de C.V........................  2,999,272    6,099,582
   #*Empresas ICA S.A.B. de C.V. Sponsored ADR.........  1,118,155    9,068,237
   #*Financiera Independencia S.A.B. de C.V............     30,576       25,529
    #Fomento Economico Mexicano S.A.B. de C.V. Series
      B & D............................................  2,311,921   16,742,631
     Fomento Economico Mexicano S.A.B. de C.V.
       Sponsored ADR...................................  2,060,660  149,129,964
    *Gruma S.A.B. de C.V. ADR..........................     15,222      129,387
    *Gruma S.A.B. de C.V. Series B.....................  2,674,666    5,685,542
     Grupo Aeroportuario del Centro Norte, S.A.B. de
       C.V.............................................    762,880    1,548,860
    #Grupo Aeroportuario del Centro Norte, S.A.B. de
      C.V. ADR.........................................     41,146      670,680
    #Grupo Aeroportuario del Pacifico S.A.B. de C.V....    650,300    2,664,960
     Grupo Aeroportuario del Pacifico S.A.B. de C.V.
       ADR.............................................    629,889   25,787,656
    #Grupo Aeroportuario del Sureste S.A.B. de C.V.....    769,707    4,588,483
     Grupo Aeroportuario del Sureste S.A.B. de C.V.
       ADR.............................................    233,307   13,909,763
    #Grupo Carso S.A.B. de C.V. Series A-1............. 10,188,893   28,472,961
   #*Grupo Cementos de Chihuahua S.A.B. de C.V.........  2,799,892    9,976,015
   #*Grupo Famsa S.A.B. de C.V.........................  1,955,204    2,590,325
    #Grupo Financiero Banorte S.A.B. de C.V............ 11,457,851   50,176,237
    #Grupo Financiero Inbursa S.A.B. de C.V. Series O..  8,299,483   39,032,100
     Grupo Gigante S.A.B. de C.V. Series B.............    471,076      983,306
     Grupo Industrial Bimbo S.A.B. de C.V. Series A....     47,900      115,125
     Grupo Industrial Maseca S.A.B. de C.V. Series B...  2,726,900    2,993,543
    *Grupo Industrial Saltillo S.A.B. de C.V...........  1,332,569    1,634,873
     Grupo Kuo S.A.B. de C.V. Series B.................  2,038,967    3,057,417
     Grupo Mexico S.A.B. de C.V. Series B.............. 24,866,224   91,733,831
     Grupo Posadas S.A. de C.V. Series L...............    356,000      476,191
    *Grupo Qumma S.A. de C.V. Series B.................      5,301           81
   #*Grupo Simec S.A. de C.V...........................  1,420,900    3,471,958
   #*Grupo Simec S.A. de C.V. Sponsored ADR............     19,072      133,504
    #Industrias Bachoco S.A.B. de C.V. Series B........    894,410    1,752,654
    *Industrias Bachoco S.A.B. de C.V. Sponsored ADR...        300        7,026
   #*Industrias CH S.A.B. de C.V. Series B.............  2,895,192   10,261,303
     Industrias Penoles S.A.B. de C.V..................      7,601      327,618
   #*Inmuebles Carso S.A.B. de C.V..................... 10,188,893    9,800,602
    *Maxcom Telecomunicaciones S.A.B. de C.V...........    417,781      148,072
   #*Megacable Holdings S.A.B. de C.V..................     58,294      139,064
   #*Minera Frisco S.A.B. de C.V....................... 10,188,893   51,199,246
    #Organizacion Soriana S.A.B. de C.V. Series B...... 14,451,500   40,631,108
     Qualitas Cia de Seguros S.A. de C.V...............  2,051,200    1,852,446
   #*Sare Holding S.A.B. de C.V........................  3,301,100      658,122
    *Savia S.A. de C.V.................................  3,457,285      235,644

                                     1504

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
MEXICO -- (Continued)
  #*Urbi Desarrollos Urbanos S.A.B. de C.V............   6,700,450 $ 14,814,027
   *Vitro S.A.B. de C.V...............................   1,547,058    1,534,233
                                                                   ------------
TOTAL MEXICO..........................................              846,716,202
                                                                   ------------
PHILIPPINES -- (0.8%)
    A. Soriano Corp...................................  20,195,000    1,652,782
    Alaska Milk Corp..................................   7,874,000    2,423,902
    Alsons Consolidated Resources, Inc................  16,904,000      608,273
    Ayala Corp. Series A..............................     101,640      786,973
    Banco de Oro Unibank, Inc.........................   7,506,120   11,390,098
    Cebu Holdings, Inc................................   7,590,250      440,832
    China Banking Corp................................      10,642      104,286
   *Digital Telecommunications Philippines., Inc......  52,050,000    1,899,690
    DMCI Holdings, Inc................................   6,561,560    7,007,716
   *Empire East Land Holdings, Inc....................  37,000,000      720,650
   *Export & Industry Bank, Inc.......................      14,950           92
    Filinvest Land, Inc............................... 168,982,031    5,209,046
   *Filipina Water Bottling Corp......................   5,471,786           --
    First Philippines Holdings Corp...................   3,810,100    5,586,001
   *JG Summit Holdings, Inc...........................      45,400       28,053
   *Lopez Holdings Corp...............................  25,974,100    3,573,219
    Macroasia Corp....................................   1,418,000      112,961
    Megaworld Corp.................................... 169,933,600    8,832,243
    Metro Bank & Trust Co.............................   9,336,217   17,039,665
   *Mondragon International Philippines, Inc..........   2,464,000           --
   *Philippine National Bank..........................   3,866,918    5,410,056
   *Philippine National Construction Corp.............     398,900       46,384
   *Philippine Realty & Holdings Corp.................   4,822,000       74,230
    Philippine Savings Bank...........................   1,232,313    1,916,948
   *Philippine Townships, Inc.........................     226,200       25,497
    Phinma Corp.......................................   2,550,498      767,987
   *Prime Media Holdings, Inc.........................     330,000       14,788
   *Prime Orion Philippines, Inc......................  10,310,000      124,712
    Rizal Commercial Banking Corp.....................   4,481,648    3,036,090
    Robinson's Land Corp. Series B....................  26,992,750    8,506,541
   *San Miguel Corp...................................   1,759,830    5,325,436
    Security Bank Corp................................   2,219,110    5,714,706
    Shang Properties, Inc.............................     614,285       28,015
    SM Development Corp...............................  48,673,176    9,293,115
   *Solid Group, Inc..................................   9,532,000      328,917
    Union Bank of Philippines.........................   2,575,894    3,849,103
    Universal Robina Corp.............................  16,503,345   18,545,525
    Vista Land & Lifescapes, Inc......................  45,259,868    3,706,776
                                                                   ------------
TOTAL PHILIPPINES.....................................              134,131,308
                                                                   ------------
POLAND -- (1.8%)
    Agora SA..........................................     575,665    3,304,206
    Amica Wronki SA...................................      36,320      427,459
    Asseco Poland SA..................................     835,518   14,325,865
   *ATM SA............................................       9,205       33,082
    Bank Handlowy w Warszawie SA......................         106        3,130
    Bank Millennium SA................................   6,694,382   12,797,405
   *Bioton SA.........................................  38,048,906    1,636,024
   *BOMI SA...........................................     139,394      301,407
   *Boryszew SA.......................................   2,173,271      685,385
   *Ciech SA..........................................     335,262    2,344,574
   *Colian SA.........................................       1,796        1,910
   *ComArch SA........................................         570       13,204
    Debica SA.........................................     111,346    1,918,224
    Dom Development SA................................      46,421      753,755
   *Dom Maklerski IDM SA..............................   2,163,902    1,897,994

                                     1505

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
POLAND -- (Continued)
   *Echo Investment SA.................................  2,556,100 $  4,194,740
    Emperia Holding SA.................................     19,149      715,008
   *Enea SA............................................    912,575    6,171,141
   *Energomontaz Poludnie SA...........................      6,944        9,609
   *Farmacol SA........................................      5,526       55,301
   *Gant Development SA................................     69,919      278,836
   *Getin Holding SA...................................  1,592,577    6,472,182
    Grupa Kety SA......................................    126,858    5,285,665
   *Grupa Lotos SA.....................................    970,047   13,292,312
   *Hydrobudowa Polska SA..............................    339,144      205,422
    Impexmetal SA......................................  5,864,978    9,983,804
    ING Bank Slaski SA.................................         30        9,164
   *KGHM Polska Miedz SA...............................    500,463   34,252,613
   *Koelner SA.........................................    133,110      515,520
    Kredyt Bank SA.....................................    619,815    3,827,856
   *LC Corp. SA........................................  1,860,881      795,365
   *MCI Management SA..................................    424,747    1,057,801
   *MNI SA.............................................    275,976      276,185
   *Mostostal Siedlce SA...............................  3,717,129    3,857,274
    Mostostal Warszawa SA..............................      2,374       25,340
   *Netia Holdings SA..................................  3,520,684    7,334,491
   *Orbis SA...........................................    541,449    6,797,812
   *Petrolinvest SA....................................    710,654    1,794,427
   *Pfleiderer Grajewo SA..............................     55,572      250,313
   *PGE SA.............................................  4,925,851   41,040,520
    Polnord SA.........................................    168,785    1,313,633
    Polska Grupa Farmaceutyczna SA.....................      1,548       24,409
   *Polski Koncern Miesny Duda SA......................    476,159      203,140
   *Polski Koncern Naftowy Orlen SA....................  5,310,008   89,002,265
   *Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA...    497,764    3,933,596
   *Stalexport SA......................................    397,818      151,197
   *Sygnity SA.........................................    159,771    1,225,061
    Synthos SA.........................................  9,098,514   18,759,012
    Zaklady Azotowe Pulawy SA..........................     31,224    1,185,027
   *Zaklady Azotowe w Tarnowie-Moscicach SA............    133,331    1,434,972
   *Zaklady Azotowe w Tarnowie-Moscicach SA Allotment
     Certificates......................................     67,304      724,950
   *Zaklady Chemiczne Police SA........................      8,000       32,703
                                                                   ------------
TOTAL POLAND...........................................             306,932,290
                                                                   ------------
RUSSIA -- (5.2%)
    Federal Hydrogenerating Co. ADR....................  1,341,063    6,678,891
   *Gazprom OAO Sponsored ADR.......................... 47,644,455  681,776,119
    Lukoil OAO Sponsored ADR...........................  2,457,775  163,438,051
    Magnitogorsk Iron & Steel Works Sponsored GDR......     70,552      780,473
   *Surgutneftegas Sponsonsored ADR....................  3,959,022   39,931,264
                                                                   ------------
TOTAL RUSSIA...........................................             892,604,798
                                                                   ------------
SOUTH AFRICA -- (7.4%)
    ABSA Group, Ltd....................................  4,380,483   86,161,982
    Adcorp Holdings, Ltd...............................    486,867    1,971,989
    AECI, Ltd..........................................  1,431,091   17,168,471
    Afgri, Ltd.........................................  4,480,767    4,286,862
    African Bank Investments, Ltd......................  3,883,766   19,614,615
    African Oxygen, Ltd................................    222,800      698,631
    African Rainbow Minerals, Ltd......................    994,154   28,052,952
    Allied Electronics Corp., Ltd......................    544,171    2,123,045
    ArcelorMittal South Africa, Ltd....................  2,471,579   25,401,645
    Argent Industrial, Ltd.............................  1,278,773    1,674,765
    Aveng, Ltd.........................................  4,424,914   23,703,055
    AVI, Ltd...........................................  3,110,129   14,850,631
    Avusa, Ltd.........................................    473,355    1,693,126

                                     1506

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
SOUTH AFRICA -- (Continued)
    Barloworld, Ltd....................................  3,339,750 $ 32,238,796
    Basil Read Holdings, Ltd...........................    320,901      668,247
   *Bell Equipment, Ltd................................    411,045      886,239
    Bidvest Group, Ltd.................................     20,451      479,919
    Blue Label Telecoms, Ltd...........................  1,463,445    1,123,336
    Brait SA...........................................  1,834,561    4,798,621
    Business Connexion Group, Ltd......................  1,226,953      841,888
   *Business Connexion Group, Ltd. Series A............    131,299       14,342
   *Cadiz Holdings, Ltd................................      6,673        2,835
    Capitec Bank Holdings, Ltd.........................     72,959    1,977,174
    Caxton & CTP Publishers & Printers, Ltd............  3,015,054    6,639,380
    Cipla Medpro South Africa, Ltd.....................  4,465,363    4,371,614
   *Corpgro, Ltd.......................................    579,166           --
    Data Tec, Ltd......................................  2,505,989   14,581,921
    Datacentrix Holdings, Ltd..........................    429,328      272,283
    Delta EMD, Ltd.....................................    234,340      267,685
    Distell Group, Ltd.................................    378,116    4,003,748
   *Distribution & Warehousing Network, Ltd............    221,543      207,037
    Durban Roodeport Deep, Ltd.........................  3,171,192    1,475,318
    ElementOne, Ltd....................................    391,810      688,877
   *Eqstra Holdings, Ltd...............................  1,879,266    1,970,614
   *Evraz Highveld Steel & Vanadium, Ltd...............    169,665    1,141,709
    FirstRand, Ltd.....................................  4,353,231   12,574,356
    Gijima Group, Ltd..................................    440,542       35,676
    Gold Fields, Ltd...................................    515,937    8,006,774
   #Gold Fields, Ltd. Sponsored ADR....................  9,992,471  155,782,623
    Gold Reef Resorts, Ltd.............................    433,534    1,041,058
    Grindrod, Ltd......................................  5,061,804   10,432,725
    Group Five, Ltd....................................    876,136    3,876,426
    Harmony Gold Mining Co., Ltd.......................  2,923,251   39,563,148
   #Harmony Gold Mining Co., Ltd. Sponsored ADR........  2,945,886   40,005,132
    Hudaco Industries, Ltd.............................    121,558    1,449,208
   *Hulamin, Ltd.......................................  1,381,336    1,423,910
    Iliad Africa, Ltd..................................    165,428      136,050
    Illovo Sugar, Ltd..................................    902,350    3,498,764
    Impala Platinum Holdings, Ltd......................     38,702      990,697
    Imperial Holdings, Ltd.............................  1,354,335   23,266,244
    Investec, Ltd......................................  3,077,290   24,724,122
   *JCI, Ltd........................................... 10,677,339           --
    JD Group, Ltd......................................  2,079,841   13,446,834
    Lewis Group, Ltd...................................  1,224,593   15,502,998
    Liberty Holdings, Ltd..............................  1,463,065   16,403,319
    Life Healthcare Group Holdings, Ltd................    931,339    2,421,858
   *m Cubed Holdings, Ltd..............................  1,850,526           --
    Medi-Clinic Corp., Ltd.............................  2,567,629   12,121,555
    Merafe Resources, Ltd.............................. 20,726,386    3,332,548
    Metair Investments, Ltd............................  1,654,832    4,215,980
   *Metorex, Ltd.......................................  5,271,552    6,674,429
    MMI Holdings, Ltd..................................  8,400,235   21,329,624
    Mondi, Ltd.........................................  2,043,873   16,231,680
   *Mpact, Ltd.........................................  2,003,035    4,089,962
    Murray & Roberts Holdings, Ltd.....................    244,003    1,112,915
   *Mustek, Ltd........................................     14,724       11,154
   *Mvelaphanda Group, Ltd.............................  4,420,977    2,248,076
   *Mvelaserve, Ltd....................................  1,059,863    1,876,572
    Nampak, Ltd........................................  5,872,398   19,519,758
    Nedbank Group, Ltd.................................  2,986,639   62,711,736
    Northam Platinum, Ltd..............................  2,140,142   11,812,202
   *Omnia Holdings, Ltd................................    655,687    7,861,264
    Palabora Mining Co., Ltd...........................    158,551    3,236,985
    Peregrine Holdings, Ltd............................  1,427,439    2,394,771

                                     1507

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
SOUTH AFRICA -- (Continued)
    Petmin, Ltd......................................    644,144 $      279,864
    PSG Group, Ltd...................................    678,639      4,729,867
    Randgold & Exploration Co., Ltd..................    256,811        109,860
    Raubex Group, Ltd................................    833,961      1,917,042
    Redefine Properties, Ltd.........................     32,990         39,967
    Reunert, Ltd.....................................    197,590      1,744,829
    Sanlam, Ltd...................................... 28,700,406    115,826,913
   *Sappi, Ltd.......................................  6,609,297     29,267,718
  #*Sappi, Ltd. Sponsored ADR........................    803,111      3,573,844
   #Sasol, Ltd. Sponsored ADR........................    704,259     35,318,589
   *Sentula Mining, Ltd..............................  2,012,273        760,348
   *Simmer & Jack Mines, Ltd.........................  6,507,534         19,478
    Spur Corp., Ltd..................................     66,167        137,344
    Standard Bank Group, Ltd.........................  8,339,936    120,869,964
    Stefanutti Stocks Holdings, Ltd..................    149,264        263,136
   #Steinhoff International Holdings, Ltd............ 16,521,875     57,093,467
   *Super Group, Ltd................................. 12,092,715      1,450,821
    Telkom South Africa, Ltd.........................  3,635,115     19,408,794
    Tongaat-Hulett, Ltd..............................    197,230      2,775,009
   *Trans Hex Group, Ltd.............................     34,840         17,349
    Trencor, Ltd.....................................  1,519,978      7,946,777
    UCS Group, Ltd...................................  1,538,624        126,926
    Value Group, Ltd.................................    976,777        571,974
   *Village Main Reef, Ltd...........................  3,083,877        588,631
   *Wesizwe Platinum, Ltd............................     14,355          3,852
    Zeder Investments, Ltd...........................    969,554        362,592
                                                                 --------------
TOTAL SOUTH AFRICA...................................             1,266,621,440
                                                                 --------------
SOUTH KOREA -- (13.9%)
   #Aekyung Petrochemical Co., Ltd...................     35,780      1,771,106
    Amorepacific Group...............................     32,445      7,139,373
   #Asia Cement Manufacturing Co., Ltd...............     31,678      1,459,605
   #Asia Paper Manufacturing Co., Ltd................     34,410        317,117
   #Bing Grae Co., Ltd...............................     24,704      1,412,116
  #*BNG Steel Co., Ltd...............................    125,040      2,508,799
    Boo Kook Securities Co., Ltd.....................     27,705        474,032
   #Boryung Pharmaceutical Co., Ltd..................     57,250      1,390,507
   *BS Financial Group, Inc..........................  1,268,451     19,550,724
    BYC Co., Ltd.....................................        810        132,365
   *Byuck San Corp...................................     13,122        241,991
   *Byuck San Engineering & Construction Co., Ltd....     15,270         22,596
  #*Charm Engineering Co., Ltd.......................     66,320        208,602
  #*Chin Hung International, Inc.....................  5,642,073      1,484,326
   *Cho Kwang Leather Co., Ltd.......................      1,300         15,134
   #Chong Kun Dang Pharmaceutical Corp...............     48,070      1,474,887
   #Chosun Refractories Co., Ltd.....................     10,446        673,052
   *Chungho Comnet Co., Ltd..........................      7,880         48,233
   #CJ Cheiljedang Corp..............................     78,059     22,674,358
    CJ Corp..........................................    180,555     14,562,856
   *CJ E&M Corp......................................     26,232      1,181,018
  #*Cosmochemical Co., Ltd...........................     50,250        881,176
    Crown Confectionery Co., Ltd.....................      3,475        502,494
   #Dae Dong Industrial Co., Ltd.....................    147,780        629,705
   #Dae Han Flour Mills Co., Ltd.....................     10,887      1,728,393
   #Dae Won Kang Up Co., Ltd.........................    318,816      2,045,859
    Daechang Co., Ltd................................    961,980      1,808,273
   #Daeduck Electronics Co., Ltd.....................    246,280      2,079,509
   #Daeduck Industries Co., Ltd......................    214,740      1,786,098
    Daegu Department Store Co., Ltd..................     60,201        722,290
   #Daehan Steel Co., Ltd............................    133,090      1,048,853
   #Daehan Synthetic Fiber Co., Ltd..................      5,337        485,308

                                     1508

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
    Daekyo Co., Ltd......................................   425,770 $ 2,425,653
   *Daelim Industrial Co., Ltd...........................   348,747  41,723,460
    Daelim Trading Co., Ltd..............................    31,734     121,598
   #Daesang Corp.........................................   252,652   3,173,075
   #Daesang Holdings Co., Ltd............................   114,746     455,792
   #Daesung Group Partners Co., Ltd......................     4,040     335,977
   #Daesung Holdings Co., Ltd............................    79,460     848,080
   #Daesung Industrial Co., Ltd..........................    11,823     487,707
    Daewon Pharmaceutical Co., Ltd.......................    16,190     109,962
  #*Daewoo Engineering & Construction Co., Ltd........... 1,185,630  13,874,533
    Daewoo Securities Co., Ltd........................... 1,006,160  17,694,594
    Daewoo Shipbuilding & Marine Engineering Co., Ltd....   158,302   5,621,826
    Daewoong Co., Ltd....................................    17,680     282,000
    Dahaam E-Tec Co., Ltd................................     9,515     199,100
    Daishin Securities Co., Ltd..........................   480,045   6,212,752
   #Daou Technology, Inc.................................   346,438   3,234,943
    DCM Corp.............................................     5,330      85,176
   *DGB Financial Group, Inc............................. 1,035,752  16,406,202
   #Digital Power Communications Co., Ltd................    62,160     111,932
   #Dong Ah Tire Industrial Co., Ltd.....................    73,524     703,810
   #Dong IL Rubber Belt Co., Ltd.........................   195,954   1,141,410
  #*Dong Yang Gang Chul Co., Ltd.........................    88,170     301,612
    Dongbang Agro Co., Ltd...............................    53,610     324,956
   #Dongbu Corp..........................................    92,370     750,411
  #*Dongbu HiTek Co., Ltd................................   261,404   2,862,867
    Dongbu Securities Co., Ltd...........................   253,566   1,313,426
   #Dongbu Steel Co., Ltd................................   278,944   2,302,695
    Dong-II Corp.........................................    15,799     896,111
   #Dongil Industries Co., Ltd...........................    14,905   1,070,611
   #Dongkuk Steel Mill Co., Ltd..........................   455,989  17,156,881
   #Dongwha Pharm Co., Ltd...............................   187,020   1,057,779
   #Dongwon F&B Co., Ltd.................................    14,366     738,606
    Dongwon Industries Co., Ltd..........................        49       8,579
  #*Dongwon Systems Corp.................................   189,880     239,831
   #Dongyang Engineering & Construction Corp.............     1,785       9,442
    Dongyang Express Bus Corp............................       639      10,501
   #Doosan Construction & Engineering Co., Ltd...........   306,790   1,471,556
    Doosan Corp..........................................     6,695     938,395
  #*Eagon Industrial Co., Ltd............................    29,120     198,359
   *Eugene Investment & Securities Co., Ltd..............   638,529   3,283,042
   *F&F Co., Ltd.........................................     9,430      76,653
   #Fursys, Inc..........................................    30,774     800,568
   #Gaon Cable Co., Ltd..................................    14,437     254,745
   #Global & Yuasa Battery Co., Ltd......................    72,720   3,015,126
    Golden Bridge Investment & Securities Co., Ltd.......    43,210      67,810
    Green Cross Holdings Corp............................    58,570   1,019,565
    GS Engineering & Construction Corp...................   146,898  16,587,289
   #GS Holdings Corp.....................................   341,946  29,303,566
    Gwangju Shinsegae Co., Ltd...........................     5,504     968,729
  #*Hae In Co., Ltd......................................   127,010     737,226
   #Halla Engineering & Construction Corp................   175,631   4,020,463
   #Han Kuk Carbon Co., Ltd..............................   260,620   1,613,910
    Han Yang Securities Co., Ltd.........................    88,440     672,719
    Hana Financial Group, Inc............................ 2,450,024  96,093,733
   #Handok Pharmaceuticals Co., Ltd......................    18,150     238,484
   #Handsome Corp........................................   229,060   6,112,362
    Hanil Cement Manufacturing Co., Ltd..................    39,832   1,868,460
   *Hanil Construction Co., Ltd..........................    11,702      32,837
  #*Hanjin Heavy Industries & Construction Co., Ltd......   385,422  11,217,882
   #Hanjin Heavy Industries & Construction Holdings Co.,
     Ltd.................................................   150,460   1,583,258
   #Hanjin Shipping Co., Ltd.............................   486,355   9,718,324

                                     1509

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
   #Hanjin Shipping Holdings Co., Ltd...................    19,904 $    240,135
   #Hanjin Transportation Co., Ltd......................   100,800    3,242,128
  #*Hankook Cosmetics Co., Ltd..........................    86,470      199,736
    Hankook Cosmetics Manufacturing Co., Ltd............    21,659       95,606
    Hankuk Glass Industries, Inc........................    29,050      828,408
   #Hankuk Paper Manufacturing Co., Ltd.................    34,950      649,441
  #*Hanmi Holdings Co., Ltd.............................    10,395      274,298
    Hanmi Semiconductor Co., Ltd........................     2,820       19,117
  #*Hansae Yes24 Holdings Co., Ltd......................    52,710      352,471
   #Hanshin Construction Co., Ltd.......................    24,880      299,202
   #Hansol Chemical Co., Ltd............................    51,607      927,152
   #Hansol CSN Co., Ltd.................................   334,840      482,727
   #Hansol Paper Co., Ltd...............................   489,994    4,075,454
    Hanssem Co., Ltd....................................    18,320      300,298
    Hanwha Chemical Corp................................   429,725   18,948,706
   *Hanwha Corp.........................................   326,928   16,029,270
   *Hanwha General Insurance Co., Ltd...................    19,663      179,934
    Hanwha Securities Co., Ltd..........................   626,651    3,875,485
    Hanwha Timeworld Co., Ltd...........................    11,070      255,931
    Heung-A Shipping Co., Ltd...........................   106,352       86,073
   *Hite Brewery Co., Ltd...............................    16,316    1,718,805
   #Hite Holdings Co., Ltd..............................    92,330    1,504,122
   *HMC Investment Securities Co., Ltd..................   184,925    3,523,293
    Honam Petrochemical Corp............................       293      120,038
   #HS R&A Co., Ltd.....................................    59,446    1,401,981
   #Husteel Co., Ltd....................................    42,350      922,959
   *Hwa Sung Industrial Co., Ltd........................    39,340      156,262
    Hwacheon Machine Tool Co., Ltd......................     6,209      441,077
   *Hyosung T & C Co., Ltd..............................   255,365   22,609,567
   *Hyundai Cement Co., Ltd.............................    24,615      161,155
    Hyundai Department Store Co., Ltd...................     3,541      617,642
   #Hyundai Development Co..............................   664,084   20,862,531
    Hyundai Elevator Co., Ltd...........................    23,197    2,610,146
    Hyundai Greenfood Co., Ltd..........................   181,680    2,695,258
    Hyundai Hysco.......................................   129,160    5,925,631
   #Hyundai Merchant Marine Co., Ltd....................   120,484    3,421,746
  #*Hyundai Mipo Dockyard Co., Ltd......................   122,562   19,406,680
   #Hyundai Motor Co., Ltd..............................   736,394  163,942,503
    Hyundai Securities Co............................... 1,500,148   18,123,604
    Hyundai Steel Co....................................   358,229   44,152,696
   #Il Dong Pharmaceutical Co., Ltd.....................   128,070    1,033,272
   #Iljin Electric Co., Ltd.............................   286,540    2,013,416
   #Iljin Holdings Co., Ltd.............................   137,634      417,590
   #Ilshin Spinning Co., Ltd............................    11,285    1,062,810
   #Ilsung Pharmaceutical Co., Ltd......................    11,689    1,029,641
    Industrial Bank of Korea, Ltd....................... 1,834,940   31,541,994
   #InziControls Co., Ltd...............................    53,790      461,928
   #IS Dongseo Co., Ltd.................................    78,135    1,520,453
   #ISU Chemical Co., Ltd...............................   116,530    3,477,238
   #IsuPetasys Co., Ltd.................................   301,791    1,464,028
   #Jahwa Electronics Co., Ltd..........................   104,570      658,899
   #Jeil Pharmaceutical Co..............................    46,690      628,462
    Jeonbuk Bank, Ltd...................................   401,006    2,345,868
   *Jinheung Savings Bank...............................   144,760      411,554
   #JW Pharmaceutical Corp..............................    76,764    1,608,334
   #K.C. Tech Co., Ltd..................................   159,190    1,144,119
    KB Financial Group, Inc.............................   783,093   38,953,637
  #*KB Financial Group, Inc. ADR........................ 2,976,801  147,679,098
    KCC Corp............................................    59,236   19,667,505
  #*Keangnam Enterprises, Ltd...........................    97,330    1,302,761
   #Keyang Electric Machinery Co., Ltd..................   301,000    1,102,877

                                     1510

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
   #KG Chemical Corp.....................................    72,393 $   605,412
  #*KIC, Ltd.............................................    69,340     209,766
   #KISCO Corp...........................................    47,301   1,451,621
   #Kishin Corp..........................................    99,555     582,257
   #KISWIRE, Ltd.........................................    57,603   2,868,603
    Kolon Corp...........................................    50,445   1,628,617
  #*Kolon Engineering & Construction Co., Ltd............   178,320     862,754
    Kolon Industries, Inc................................    24,485   2,727,448
   #Korea Cast Iron Pipe Co., Ltd........................    81,218     327,881
  #*Korea Circuit Co., Ltd...............................    40,660     237,138
    Korea Cottrell Co., Ltd..............................    45,360     147,194
  #*Korea Development Co., Ltd...........................   100,620     380,343
    Korea Development Leasing Corp.......................    23,598     480,383
   #Korea Electric Terminal Co., Ltd.....................    51,000   1,355,321
    Korea Exchange Bank.................................. 3,962,626  35,124,680
  #*Korea Express Co., Ltd...............................    84,339   8,117,713
   #Korea Flange Co., Ltd................................    46,140     910,733
    Korea Investment Holdings Co., Ltd...................   457,046  18,075,171
   #Korea Iron & Steel Co., Ltd..........................    12,843     474,483
   *Korea Life Insurance Co., Ltd........................   680,235   4,819,417
  #*Korea Line Corp......................................   111,043     729,889
   #Korea Petrochemical Industrial Co., Ltd..............    18,908   3,022,889
   *Korea Savings Bank...................................    22,973     158,787
   *Korea United Pharm, Inc..............................    52,990     435,257
   *Korean Air Co., Ltd..................................   216,894  13,840,705
   #Korean Air Terminal Service Co., Ltd.................    18,270     750,959
   #KPX Chemical Co., Ltd................................    10,906     632,085
  #*KPX Fine Chemical Co., Ltd...........................     9,686     348,057
    KPX Holdings Corp....................................     6,268     331,270
   *KTB Investement & Securities Co., Ltd................   591,420   2,011,165
   #Kukdo Chemical Co., Ltd..............................    31,532   2,099,502
   #Kumho Electric Co., Ltd..............................    43,044   1,172,741
  #*Kumho Industrial Co., Ltd............................     1,913      16,502
   *Kumho Investment Bank................................   756,580     444,053
   *Kumho Tire Co., Inc..................................    28,819     451,923
   #Kunsul Chemical Industrial Co., Ltd..................    24,240     370,039
   #Kwang Dong Pharmaceutical Co., Ltd...................   484,320   1,676,027
   #Kyeryong Construction Industrial Co., Ltd............    58,820   1,210,621
    Kyobo Securities Co., Ltd............................   187,072   1,177,365
    Kyung Dong Navien Co., Ltd...........................    19,300     100,597
   #Kyung Nong Corp......................................    60,670     194,457
   #Kyungbang Co., Ltd...................................     6,864     774,647
   #Kyung-In Synthetic Corp..............................   194,730     659,433
    LG Corp..............................................   128,735   9,622,837
    LG Display Co., Ltd..................................   760,650  19,571,486
   #LG Display Co., Ltd. ADR............................. 3,757,642  48,248,123
   #LG Electronics, Inc.................................. 1,068,981  81,452,828
    LG Fashion Corp......................................        30       1,338
   #*LG Hausys, Ltd......................................    39,400   3,130,700
    LG Uplus Corp........................................ 2,537,291  12,799,547
    Livart Furniture Co., Ltd............................    19,740     137,377
    Lotte Chilsung Beverage Co., Ltd.....................     7,509  10,330,016
    Lotte Confectionary Co., Ltd.........................     6,776  11,568,348
   #Lotte Midopa Co., Ltd................................   172,560   4,221,160
   #Lotte Sam Kang Co., Ltd..............................     9,253   3,826,824
   #Lotte Shopping Co., Ltd..............................   117,089  50,494,233
    Meritz Securities Co., Ltd........................... 1,889,734   1,645,737
    Mi Chang Oil Industrial Co., Ltd.....................     3,725     178,436
    Mirae Asset Securities Co., Ltd......................   154,239   7,157,002
   #Moorim P&P Co., Ltd..................................   196,608   1,438,627
   #Moorim Paper Co., Ltd................................   266,220     881,710

                                     1511

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
   #Motonic Corp........................................   105,940 $    953,726
  #*Namkwang Engineering & Construction Co., Ltd........   204,026      403,364
    Namyang Dairy Products Co., Ltd.....................     4,095    3,499,009
   *National Plastic Co.................................   108,620      308,942
   #Nexen Corp..........................................    11,623      876,209
    NH Investment & Securities Co., Ltd.................   293,858    1,834,841
   *NICE Holdings Co., Ltd..............................       451       24,148
    NK Co., Ltd.........................................    67,440      327,865
   #Nong Shim Holdings Co., Ltd.........................    20,415    1,200,217
   #NongShim Co., Ltd...................................    36,780    8,831,284
    Noroo Holdings Co., Ltd.............................    28,688      225,833
   #Noroo Paint Co., Ltd................................    37,899      123,363
   #Ottogi Corp.........................................    15,919    2,429,559
    Pacific Pharmaceutical Co., Ltd.....................     3,840       95,818
    Pang Rim Co., Ltd...................................    12,240      144,671
  #*PaperCorea, Inc.....................................   399,980      251,361
   #Poongsan Corp.......................................   150,690    6,373,851
    Poongsan Holdings Corp..............................    41,728    1,382,001
    POSCO...............................................   307,520  135,823,720
   #POSCO ADR........................................... 1,459,355  160,237,179
   #POSCO Coated & Color Steel Co., Ltd.................    33,440      851,647
    Pulmuone Co., Ltd...................................     6,125      242,786
   *Pum Yang Construction Co., Ltd......................    31,885       98,789
    Pusan City Gas Co., Ltd.............................    67,070    1,243,741
   #S&T Daewoo Co., Ltd.................................    90,460    3,190,028
   #S&T Dynamics Co., Ltd...............................   264,654    4,554,774
   #S&T Holdings Co., Ltd...............................    62,023      918,744
   #Saeron Automotive Corp..............................    82,395      392,591
   *Sajodaerim Corp.....................................    13,920      284,040
   #Sam Jin Pharmaceutical Co., Ltd.....................    53,173      466,288
    Sam Kwang Glass Industrial Co., Ltd.................    14,095    1,036,504
   *Sam Lip General Foods Co., Ltd......................    21,500      280,066
    Sam Yung Trading Co., Ltd...........................    14,352       86,255
   #Sambu Construction Co., Ltd.........................    53,717      559,313
    Samhwa Crown & Closure Co., Ltd.....................       469        8,986
    Samhwa Paints Industrial Co., Ltd...................    48,610      183,693
   #Samick Musical Instruments Co., Ltd.................   652,730      972,324
    Samsung Corp........................................ 1,105,770   87,947,430
   #Samsung SDI Co., Ltd................................   378,635   61,014,669
   #Samwhan Corp........................................    73,020      616,642
   #Samyang Corp........................................    67,527    7,457,499
   #Samyang Genex Co., Ltd..............................    17,090    1,245,295
    Samyang Tongsang Co., Ltd...........................     8,060      185,012
   #Samyoung Electronics Co., Ltd.......................   111,980    1,289,795
   *SAVEZONE I&C Corp...................................     2,710        6,238
   *SBS Media Holdings Co., Ltd.........................   440,130    1,355,680
   #Seah Besteel Corp...................................   100,300    6,314,304
    SeAH Holdings Corp..................................    13,089    2,150,402
   #SeAH Steel Corp.....................................    25,067    2,528,353
   #Sebang Co., Ltd.....................................   110,680    1,896,820
    Sejong Industrial Co., Ltd..........................     7,960      150,623
   #Seowon Co., Ltd.....................................   156,260      572,880
   *SGWICUS Corp........................................   268,720      105,252
    Shell-Line Co., Ltd.................................    17,510       62,065
   #Shin Won Corp.......................................   348,090      420,593
    Shin Young Securities Co., Ltd......................    30,000      961,888
    Shin Young Wacoal, Inc..............................       273       26,062
  #*Shinhan Engineering & Construction Co., Ltd.........     9,450       43,302
    Shinhan Financial Group Co., Ltd.................... 3,265,269  156,414,360
   #Shinhan Financial Group Co., Ltd. ADR...............   802,794   77,084,280
    Shinpoong Pharmaceutical Co., Ltd...................   152,230      595,656

                                     1512

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
SOUTH KOREA -- (Continued)
    Shinsegae Engineering & Construction Co., Ltd.....     2,630 $       37,447
    Shinsegae Information & Communication Co., Ltd....     3,488        184,503
    Shinsung Tongsang Co., Ltd........................   342,500        157,141
   #Silla Trading Co., Ltd............................    58,213        827,644
   #Sindo Ricoh Co., Ltd..............................    43,674      2,056,013
    SJM Co., Ltd......................................    34,143        312,247
   #SJM Holdings Co., Ltd.............................    31,331        116,024
   #SK Chemicals Co., Ltd.............................    51,866      3,929,058
    SK Co., Ltd.......................................   289,844     49,898,881
   #SK Gas Co., Ltd...................................    31,816      2,133,546
    SK Innovation Co., Ltd............................    36,762      7,579,016
    SK Networks Co., Ltd.............................. 1,090,296     13,332,653
  #*Ssangyong Cement Industrial Co., Ltd..............   230,026      1,442,064
    STX Corp..........................................   237,803      4,626,364
   #STX Engine Co., Ltd...............................   160,070      4,289,531
    STX Offshore & Shipbuilding Co., Ltd..............   271,350      6,258,452
   #STX Pan Ocean Co., Ltd............................ 1,268,470      9,551,868
    Suheung Capsule Co., Ltd..........................    52,370        596,004
    Sung Bo Chemicals Co., Ltd........................     3,800         91,298
  #*Sung Shin Cement Co., Ltd.........................    85,800        271,042
   *Sunjin Co., Ltd...................................    34,369        293,391
   *Sunjin Holdings Co., Ltd..........................     5,852        138,899
   #Tae Kwang Industrial Co., Ltd.....................     3,934      6,338,854
   #Tae Kyung Industrial Co., Ltd.....................    98,860        366,842
   #Taeyoung Engineering & Construction Co., Ltd......   424,630      2,898,230
  #*Tai Han Electric Wire Co., Ltd....................   763,827      4,155,812
   #Tai Lim Packaging Industries Co., Ltd.............   356,010        474,150
   *TCC Steel.........................................    63,710        447,080
   *Tec & Co..........................................   256,160         38,820
  #*Teems, Inc........................................     5,350         62,198
    Telcoware Co., Ltd................................    36,000        255,421
   *Tong Kook Corp....................................       607            900
   *Tong Yang Major Corp..............................   165,409        310,170
  #*Tong Yang Moolsan Co., Ltd........................    56,130      1,468,999
    Tong Yang Securities, Inc.........................   936,879      5,701,513
   #TS Corp...........................................    48,876      1,271,239
   #Unid Co., Ltd.....................................    34,190      2,312,427
   #Union Steel Manufacturing Co., Ltd................    41,357        978,549
   *Visang Education, Inc.............................    11,480        107,347
   *Whanin Pharmaceutical Co., Ltd....................     1,520         11,910
    Wiscom Co., Ltd...................................    32,980        128,871
  #*Woongjin Holdings Co., Ltd........................   405,344      3,017,049
    Woori Finance Holdings Co., Ltd................... 3,485,587     45,930,787
   #Woori Finance Holdings Co., Ltd. ADR..............     8,505        335,777
    Woori Financial Co., Ltd..........................    95,550      1,542,524
    Woori Investment & Securities Co., Ltd............ 1,085,820     19,438,221
    YESCO Co., Ltd....................................    18,780        470,600
   #Yoosung Enterprise Co., Ltd.......................   123,115        386,077
   #Youlchon Chemical Co., Ltd........................   118,030        979,297
   #Young Poong Corp..................................     4,728      5,455,999
   *Young Poong Mining & Construction Corp............    18,030            941
    Youngone Holdings Co., Ltd........................    47,742      2,099,437
    Yuhwa Securities Co., Ltd.........................    28,680        386,759
   *Zinus, Inc........................................     1,866          6,637
                                                                 --------------
TOTAL SOUTH KOREA.....................................            2,401,221,845
                                                                 --------------
TAIWAN -- (12.0%)
  #*A.G.V. Products Corp.............................. 5,355,701      2,555,405
   *Abocom Systems, Inc...............................   340,752         70,963
    Acbel Polytech, Inc............................... 2,033,219      1,454,858
    Accton Technology Corp............................ 6,666,000      4,139,806

                                     1513

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
   #Acer, Inc..........................................  17,713,364 $24,575,438
  #*Action Electronics Co., Ltd........................   2,751,000   1,106,520
    Advanced Semiconductor Engineering, Inc............   1,045,375   1,129,671
    Advancetek Enterprise Co., Ltd.....................       2,000       2,144
    Allis Electric Co., Ltd............................   1,771,000     663,364
   #Alpha Networks, Inc................................   2,992,237   2,341,968
    Altek Corp.........................................   1,811,168   2,280,792
    Ambassador Hotel (The).............................     274,000     382,564
  #*Ampoc Far East Co., Ltd............................   1,028,000     743,467
   #Amtran Technology Co., Ltd.........................   6,929,648   5,475,793
   *APCB, Inc..........................................     655,000     659,136
   #Apex Science & Engineering Corp....................     846,840     323,281
   *Arima Communications Corp..........................   2,682,000   1,911,830
   *Arima Optoelectronics Corp.........................   2,175,500     646,495
   #Asia Cement Corp...................................  21,022,837  32,495,592
   #Asia Chemical Corp.................................   2,100,000   1,234,499
  #*Asia Optical Co, Inc...............................   2,713,290   3,998,071
    Asia Polymer Corp..................................   2,088,586   4,202,902
    Asia Vital Components Co., Ltd.....................   1,024,811     949,098
  #*Asustek Computer, Inc..............................   5,140,974  41,373,108
  #*AU Optronics Corp..................................   7,613,812   4,172,408
  #*AU Optronics Corp. Sponsored ADR...................   7,856,645  43,290,114
   #Audix Corp.........................................   1,293,164   1,423,362
    Aurora Systems Corp................................     572,281     608,281
   *Avermedia Technologies, Inc........................     270,000     252,769
   #Avision, Inc.......................................   2,332,555   1,245,909
  #*Bank of Kaohsiung..................................   4,351,926   2,096,370
   *Basso Industry Corp., Ltd..........................     146,000     104,295
   #BES Engineering Corp...............................  16,644,443   5,751,291
   #Biostar Microtech International Corp...............     996,055     618,297
   *Bright Led Electronics Corp........................      66,000      51,291
    C Sun Manufacturing, Ltd...........................     781,837     683,956
    Cameo Communications, Inc..........................   2,151,130     816,791
    Capital Securities Corp............................  12,645,761   6,359,988
   *Carnival Industrial Corp...........................   3,940,000   1,448,544
    Catcher Technology Co., Ltd........................   1,676,326  14,640,488
   #Cathay Chemical Works, Inc.........................     959,000     457,434
   #Cathay Real Estate Development Co., Ltd............  10,662,421   5,732,710
    Central Reinsurance Co., Ltd.......................   2,477,781   1,494,147
   #Chain Qui Development Co., Ltd.....................   1,206,173   1,023,560
   #Champion Building Materials Co., Ltd...............   3,571,828   2,835,475
    Chang Hwa Commercial Bank..........................  48,266,790  38,209,002
   *Chang-Ho Fibre Corp................................     192,000      72,135
   #Charoen Pokphand Enterprises Co., Ltd..............   2,214,000   1,365,956
   #Cheng Loong Corp...................................  10,768,659   4,855,417
   #Cheng Uei Precision Industry Co., Ltd..............   3,171,142   9,577,646
   #Chia Hsin Cement Corp..............................   5,902,750   3,849,814
   *Chia Hsin Food & Synthetic Fiber Co., Ltd..........     514,966          --
   #Chien Kuo Construction Co., Ltd....................   1,599,300   1,014,905
   *Chien Shing Stainless Steel Co., Ltd...............   2,668,000     518,901
    Chilisin Electronics Corp..........................     906,300     588,793
  #*Chimei Innolux Corp................................  58,628,389  31,437,174
   *China Airlines, Ltd................................  23,173,252  13,527,861
    China Chemical & Pharmaceutical Co.................     690,264     559,105
    China Development Financial Holding Corp........... 109,140,443  41,836,168
    China Electric Manufacturing Co., Ltd..............     816,200     703,211
   #China General Plastics Corp........................   4,278,000   1,995,793
    China Glaze Co., Ltd...............................   1,225,363     807,381
   *China Man-Made Fiber Co., Ltd......................  13,302,813   6,323,870
    China Metal Products Co., Ltd......................   2,285,548   2,260,295
    China Motor Co., Ltd...............................   7,075,749   8,244,712

                                     1514

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
   *China Petrochemical Development Corp................ 16,397,580 $25,526,392
   *China Rebar Co., Ltd................................    439,188          --
   #China Steel Structure Co., Ltd......................  1,551,219   1,504,020
   #China Synthetic Rubber Corp.........................  4,910,711   4,981,163
   *China United Trust & Investment Corp................    493,999          --
  #*China Wire & Cable Co., Ltd.........................  2,900,000   1,080,756
    Chinatrust Financial Holdings Co., Ltd.............. 63,452,646  57,300,188
   *Chinese Maritime Transport, Ltd.....................    197,000     334,268
    Chin-Poon Industrial Co., Ltd.......................  4,492,815   3,522,197
  #*Chun Yu Works & Co., Ltd............................  2,106,000     737,181
   #Chun Yuan Steel Industrial Co., Ltd.................  4,442,191   2,328,578
   #Chung Hsin Electric & Machinery Co., Ltd............  4,214,000   2,610,610
  #*Chung Hung Steel Corp...............................  7,241,047   3,420,882
  #*Chung Hwa Pulp Corp.................................  7,686,419   3,971,366
   *Chung Shing Textile Co., Ltd........................        600          10
  #*Chungwa Picture Tubes Co., Ltd...................... 31,939,412   3,813,826
  #*Chuwa Wool Industry Co., Ltd........................    505,189     556,664
  #*Chyang Sheng Dyeing & Finishing Co., Ltd............    328,000     126,114
  #*CMC Magnetics Corp.................................. 32,331,830   6,497,402
   *Collins Co., Ltd....................................  2,011,823   1,122,074
   *Compal Communications, Inc..........................    648,000     785,986
   #Compal Electronics, Inc............................. 34,065,332  44,191,574
  #*Compeq Manufacturing Co., Ltd....................... 13,895,000   7,162,455
   *Compex International Co., Ltd.......................     46,400         322
  #*Continental Holdings Corp...........................  5,742,848   2,519,523
   *Cosmos Bank Taiwan..................................    852,756     211,920
   #Coxon Precise Industrial Co., Ltd...................    659,000   1,144,923
    CSBC Corp. Taiwan...................................  1,294,256   1,202,696
   #DA CIN Construction Co., Ltd........................  1,565,579     945,011
    Darfon Electronics Corp.............................  3,059,950   3,011,506
   *De Licacy Industries Co., Ltd.......................    145,000      47,437
   #Delpha Construction Co., Ltd........................  2,730,078   1,364,097
   #Depo Auto Parts Industrial Co., Ltd.................    299,000     649,767
   *Der Pao Construction Co., Ltd.......................  1,139,000      32,390
    Diamond Flower Electric Instrument Co., Ltd.........    275,280     241,875
   #D-Link Corp.........................................  7,407,939   6,526,578
    Dynamic Electronics Co., Ltd........................  2,583,000   1,329,853
    E.Sun Financial Holding Co., Ltd.................... 30,458,938  21,080,805
   *Eastern Media International Corp.................... 10,073,399   1,770,579
    Eclat Textile Co., Ltd..............................    845,980   1,473,596
   #Edom Technology Co., Ltd............................  1,009,800     385,332
    Elite Material Co., Ltd.............................    279,991     262,343
   *Elite Semiconductor Memory Technology, Inc..........     55,000      65,445
   #Elitegroup Computer Systems Co., Ltd................  8,802,066   2,837,376
   *EnTie Commercial Bank...............................    960,232     485,285
    Epistar Corp........................................  1,670,000   3,920,085
   *Eva Airways Corp.................................... 13,417,944  11,963,705
   *Ever Fortune Industrial Co., Ltd....................    409,000       4,681
   *Everest Textile Co., Ltd............................  3,721,002     851,148
    Evergreen International Storage & Transport Corp....  5,811,000   5,004,931
   *Evergreen Marine Corp., Ltd......................... 16,035,527  11,000,802
  #*Everspring Industry Co., Ltd........................  1,659,180     498,531
   *Excel Cell Electronics Co., Ltd.....................    239,000     128,431
    Far Eastern Department Stores Co., Ltd..............  6,074,642  13,237,922
   #Far Eastern International Bank...................... 16,608,612   8,239,158
    Federal Corp........................................  4,246,546   2,976,094
   #First Copper Technology Co., Ltd....................  3,167,750   1,384,079
    First Financial Holding Co., Ltd.................... 66,938,328  55,510,704
    First Hotel.........................................    724,129     666,325
    First Insurance Co., Ltd............................  3,139,064   1,914,125
  #*Forhouse Corp.......................................  4,425,635   2,918,738

                                     1515

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
    Formosa Chemicals & Fiber Co., Ltd..................  3,318,660 $12,023,454
   #Formosa Epitaxy, Inc................................  3,588,000   3,167,583
  #*Formosa Oilseed Processing Co., Ltd.................  1,038,071     552,356
   #Formosa Taffeta Co., Ltd............................  8,525,511   9,646,986
    Formosan Rubber Group, Inc..........................  3,963,000   3,907,084
  #*Formosan Union Chemical Corp........................  1,651,176   1,360,013
  #*Founding Construction & Development Co., Ltd........  1,011,627     787,103
  #*Froch Enterprise Co., Ltd...........................    972,000     515,006
   *FU I Industrial Co., Ltd............................    290,400      99,720
    Fubon Financial Holding Co., Ltd.................... 45,381,501  74,036,194
   #Fullerton Technology Co., Ltd.......................  1,355,200   1,504,758
   #Fwusow Industry Co., Ltd............................  2,050,002   1,163,004
   #G Shank Enterprise Co., Ltd.........................  1,196,880     809,575
   #Gamma Optical Co., Ltd..............................    828,000     338,485
  #*Gemtek Technology Corp..............................  2,192,000   2,479,818
    Getac Technology Corp...............................  4,391,065   1,964,818
  #*Giantplus Technology Co., Ltd.......................  3,225,100   1,598,647
   #Giga-Byte Technology Co., Ltd.......................  6,624,287   7,399,638
   #Gintech Energy Corp.................................  2,337,923   5,117,598
   *Global Brands Manufacture, Ltd......................  1,573,000     922,421
  #*Gold Circuit Electronics, Ltd.......................  6,426,965   2,753,014
    Goldsun Development & Construction Co., Ltd......... 16,355,261   9,054,439
    Good Will Instrument Co., Ltd.......................    423,020     315,004
   *Gordon Auto Body Parts Co., Ltd.....................    131,000      38,410
    Grand Pacific Petrochemical Corp....................  9,569,000   6,705,097
    Great China Metal Industry Co., Ltd.................  1,724,000   2,518,141
    Great Wall Enterprise Co. Ltd.......................  2,843,162   3,762,696
   *Greatek Co., Ltd....................................  2,661,842   2,313,427
  #*Green Energy Technology, Inc........................  1,813,000   5,072,379
  #*GTM Corp............................................  2,154,000   1,613,230
   #Hannstar Board Corp.................................  2,788,666   1,601,092
  #*HannStar Display Corp............................... 56,387,000   7,071,428
   *Harvatek Corp.......................................    888,000     728,848
   *Helix Technology, Inc...............................     29,585          --
   #Hey Song Corp.......................................  4,889,000   5,935,855
    Hitron Technologies, Inc............................  1,554,525   1,030,879
  #*Ho Tung Holding Corp................................  7,261,503   5,241,812
  #*Hocheng Corp........................................  3,720,300   1,405,340
  #*Hold-Key Electric Wire & Cable Co., Ltd.............  2,320,124   1,221,974
   #Holy Stone Enterprise Co., Ltd......................  2,376,643   2,770,543
   *Hong Ho Precision Textile Co., Ltd..................     97,000      74,378
   #Hong Tai Electric Industrial Co., Ltd...............  2,583,000   1,187,283
   *Hong Yi Fiber Industry Co., Ltd.....................    391,040     182,018
    Hsin Kuang Steel Co., Ltd...........................  2,898,124   2,813,529
    Hsing Ta Cement Co., Ltd............................  2,071,980     819,741
    Hua Eng Wire & Cable Co., Ltd.......................  5,413,035   1,971,205
    Hua Nan Financial Holding Co., Ltd.................. 20,738,422  16,334,683
   *Hualon Corp.........................................    257,040       9,627
   #Hung Ching Development & Construction Co., Ltd......  1,838,468   1,335,602
    Hung Poo Construction Corp..........................    607,000     894,552
    Hung Sheng Construction Co., Ltd....................  6,782,892   4,212,210
  #*Hwa Fong Rubber Co., Ltd............................  2,903,960     965,989
   #Ichia Technologies, Inc.............................  3,942,260   1,985,213
   *I-Chiun Precision Industry Co., Ltd.................    899,000     560,184
  #*Inotera Memories, Inc............................... 28,462,728   7,754,647
    Inventec Appliances Corp............................    848,000     676,693
   #Inventec Co., Ltd................................... 24,194,777  11,869,143
   *ITE Technology, Inc.................................  1,363,000   1,841,908
  #*Jui Li Enterprise Co., Ltd..........................    693,760     271,509
   #K Laser Technology, Inc.............................  1,387,601     595,458
    Kang Na Hsiung Enterprise Co., Ltd..................  1,579,078     969,932

                                     1516

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
   *Kao Hsing Chang Iron & Steel Corp...................  1,589,000 $   286,483
   #Kaulin Manufacturing Co., Ltd.......................  1,899,656   2,139,484
    Kee Tai Properties Co., Ltd.........................  1,108,485     834,738
  #*King Yuan Electronics Co., Ltd...................... 14,588,805   6,363,632
   #Kingdom Construction Co., Ltd.......................  3,144,000   3,057,407
   *King's Town Bank.................................... 10,820,012   7,133,196
   *King's Town Construction Co., Ltd...................     15,000      16,124
   *Kinko Optical Co., Ltd..............................    992,131   1,564,143
  #*Kinpo Electronics, Inc.............................. 14,250,375   4,228,833
   *Knowledge-Yield-Excellence Systems Corp.............  1,691,000     882,284
   *KS Terminals, Inc...................................    261,000     208,729
   *Kuoyang Construction Co., Ltd.......................    641,029     477,129
  #*Kwong Fong Industries Corp..........................  3,969,900   1,763,981
   #L&K Engineering Co., Ltd............................  1,151,000   1,366,619
   #Lan Fa Textile Co., Ltd.............................  3,033,714   1,584,379
    LCY Chemical Corp...................................    249,658     620,152
  #*Lead Data Co., Ltd..................................  2,542,457     230,657
   *Leader Electronics, Inc.............................    867,056     389,606
    Lealea Enterprise Co., Ltd..........................  6,902,473   3,975,261
   #Lee Chi Enterprises Co., Ltd........................  2,173,900     995,359
  #*Lelon Electronics Corp..............................  1,324,000   1,026,170
   *Leofoo Development Co., Ltd.........................  2,191,803   1,452,855
  #*Li Peng Enterprise Co., Ltd.........................  5,144,712   2,728,644
    Lian Hwa Foods Corp.................................    260,000     419,338
   #Lien Chang Electronic Enterprise Co., Ltd...........    703,274     263,443
   *Lien Hwa Industrial Corp............................  5,746,640   4,704,147
   #Lingsen Precision Industries, Ltd...................  4,591,480   3,131,115
  #*LITE-ON IT Corp.....................................  3,869,000   4,674,447
   *Lite-On Semiconductor Corp..........................  2,842,190   1,722,004
    Lite-On Technology Corp............................. 25,118,448  32,844,969
   *Long Bon International Co., Ltd.....................  2,554,301   1,108,340
   #Long Chen Paper Co., Ltd............................  6,508,369   2,417,444
   #Lucky Cement Corp...................................  3,099,000     771,429
   #Macronix International Co., Ltd..................... 46,024,028  23,001,323
   #Marketech International Corp........................  1,697,000   1,460,774
   #Masterlink Securities Corp.......................... 13,307,000   5,722,691
  #*Maxtek Technology Co., Ltd..........................    337,000     299,776
    Mayer Steel Pipe Corp...............................  1,328,200     943,340
   #Maywufa Co., Ltd....................................    252,070     138,146
    Mega Financial Holding Co., Ltd..................... 93,851,731  90,351,418
   *Megamedia Corp......................................        782           6
   #Meiloon Co., Ltd....................................  1,695,352     817,381
    Mercuries & Associates, Ltd.........................  3,759,520   5,111,500
   *Mercuries Data Systems, Ltd.........................  1,537,800     707,469
    Merry Electronics Co., Ltd..........................    473,000     614,921
   *Microelectronics Technology, Inc....................  4,835,911   2,063,413
   #Micro-Star International Co., Ltd................... 11,822,985   5,928,680
   #Mitac International Corp............................ 13,700,450   5,418,166
    Mobiletron Electronics Co., Ltd.....................    153,000     156,966
  #*Mosel Vitelic, Inc..................................  8,678,170   1,995,546
    Nantex Industry Co., Ltd............................  1,973,329   2,297,451
   *Nanya Technology Corp...............................  4,114,000     955,552
  #*Neo Solar Power Corp................................  2,626,000   3,481,017
  #*New Asia Construction & Development Co., Ltd........  2,366,542   1,166,874
   *Nichidenbo Corp.....................................     82,250      80,912
    Nien Hsing Textile Co., Ltd.........................  4,230,226   3,449,799
   *Ocean Plastics Co., Ltd.............................      7,776       6,075
   *Optimax Technology Corp.............................  1,702,957      94,279
   *Opto Tech Corp......................................  2,093,000   1,052,091
   *Orient Semiconductor Electronics, Ltd...............  4,143,276   1,032,966
    Oriental Union Chemical Corp........................  3,422,225   6,164,378

                                     1517

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
   *Pacific Construction Co., Ltd.......................  3,341,256 $   556,916
   *Pan Jit International, Inc..........................  2,701,837   2,671,817
   *Pan-International Industrial Corp...................  2,799,967   3,705,117
  #*Paragon Technologies Co., Ltd.......................    699,000     837,537
  #*Pegatron Corp....................................... 12,019,998  13,818,525
    Phihong Technology Co., Ltd.........................    282,320     491,877
   *Picvue Electronics, Ltd.............................    241,600          --
   #Plotech Co., Ltd....................................    892,282     539,790
    Polaris Securities Co., Ltd......................... 22,281,716  16,690,583
   *Potrans Electrical Corp.............................  1,139,000     172,220
    Pou Chen Corp....................................... 24,278,550  21,691,537
   *Power Quotient International Co., Ltd...............  1,220,000     600,780
    President Securities Corp...........................  8,654,710   6,277,279
    Prince Housing & Development Corp...................  4,734,846   4,848,364
   *Procomp Informatics, Ltd............................    391,440          --
   *Prodisc Technology, Inc.............................  6,185,157      36,465
   #Promate Electronic Co., Ltd.........................    640,000     423,833
  #*Qisda Corp.......................................... 17,708,171   5,876,501
   *Quintain Steel Co., Ltd.............................  3,712,250   1,325,869
    Radiant Opto-Electronics Corp.......................  4,224,840  16,568,056
   #Radium Life Tech Corp...............................  2,559,510   3,555,006
    Ralec Electronic Corp...............................    582,087     896,866
   *Realtek Semiconductor Corp..........................  1,384,000   2,526,409
  #*Rechi Precision Co., Ltd............................  3,673,000   2,932,927
   *Rexon Industrial Corp., Ltd.........................    112,000      21,964
  #*Ritek Corp.......................................... 33,365,622   8,203,561
   *Sainfoin Technology Corp............................    835,498          --
   *Sampo Corp..........................................  6,367,925   2,262,902
    Sanyang Industrial Co., Ltd.........................  8,839,268   6,461,796
    Sanyo Electric Taiwan Co., Ltd......................    368,000     452,964
   *Shan-Loong Transportation Co., Ltd..................     66,000      46,910
    Sheng Yu Steel Co., Ltd.............................  1,745,000   1,189,729
   *Shih Wei Navigation Co., Ltd........................    141,000     190,747
   #Shihlin Electric & Engineering Corp.................  3,452,000   4,309,087
  #*Shin Kong Financial Holding Co., Ltd................ 72,097,151  31,148,920
  #*Shin Zu Shing Co., Ltd..............................    740,067   2,000,512
    Shinkong Insurance Co., Ltd.........................  2,179,412   1,481,554
   #Shinkong Synthetic Fibers Co., Ltd.................. 17,352,727   7,709,158
  #*Shuttle, Inc........................................    895,015     416,155
   #Sigurd Microelectronics Corp........................  4,949,047   4,286,985
    Silicon Integrated Systems Corp.....................  7,820,165   3,937,146
   #Sinbon Electronics Co., Ltd.........................  1,963,000   1,429,867
    Sincere Navigation Corp.............................  2,114,740   2,387,048
    Sinkang Industries, Ltd.............................    979,669     527,211
   #Sinon Corp..........................................  4,490,877   2,086,894
    SinoPac Holdings Co., Ltd........................... 66,407,809  28,777,363
   *Sitronix Technology Corp............................    504,000     659,004
  #*Siward Crystal Technology Co., Ltd..................  1,623,875     767,736
   *Solomon Technology Corp.............................  1,375,950     586,367
  #*Solytech Enterprise Corp............................    949,000     444,073
   *South East Soda Manufacturing Co., Ltd..............    927,500   1,176,436
   #Southeast Cement Co., Ltd...........................  3,279,700   1,422,170
    SPI Electronic Co., Ltd.............................    541,281     534,374
   #Spirox Corp.........................................  1,171,661     717,459
    Springsoft, Inc.....................................  2,057,000   2,366,507
    Standard Chemical & Pharmaceutical Co., Ltd.........    155,310     161,096
    Star Comgistic Capital Co., Ltd.....................    275,460     303,731
    Stark Technology, Inc...............................  1,342,200   1,366,359
    Sunonwealth Electric Machine Industry Co., Ltd......    486,421     423,289
  #*Sunplus Technology Co., Ltd.........................  6,697,620   3,426,125
   *Sunrex Technology Corp..............................    160,000     144,553

                                     1518

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
    Sunspring Metal Corp...............................      43,000 $    49,937
   #Supreme Electronics Co., Ltd.......................   2,292,681   1,590,543
    Sweeten Construction Co., Ltd......................   1,087,825     674,945
    Sysware Systex Corp................................     828,801   1,122,368
    T.JOIN Transportation Co., Ltd.....................   1,605,000   1,903,251
    Ta Chen Stainless Pipe Co., Ltd....................   4,967,074   3,236,252
  #*Ta Chong Bank, Ltd.................................  20,155,524   7,726,343
    Ta Ya Electric Wire & Cable Co., Ltd...............   6,159,732   2,048,109
   #Tah Hsin Industrial Corp...........................   1,465,000   1,567,446
   *TAI Roun Products Co., Ltd.........................      63,000      30,259
    TA-I Technology Co., Ltd...........................     820,811     741,274
   *Taichung Commercial Bank...........................  16,536,254   6,512,831
   #Tainan Enterprises Co., Ltd........................   1,150,183   1,595,484
   #Tainan Spinning Co., Ltd...........................  12,262,080   8,249,536
  #*Taishin Financial Holdings Co., Ltd................  61,851,774  33,036,936
   #Taisun Enterprise Co., Ltd.........................   2,498,549   1,906,345
  #*Taita Chemical Co., Ltd............................   3,244,400   2,153,759
  #*Taiwan Business Bank...............................  35,169,219  13,473,932
    Taiwan Cement Corp.................................  35,502,440  56,171,485
    Taiwan Cogeneration Corp...........................   3,677,333   2,392,004
   #Taiwan Cooperative Bank............................  49,413,213  40,406,725
    Taiwan Fire & Marine Insurance Co., Ltd............   1,094,000     927,533
   *Taiwan Flourescent Lamp Co., Ltd...................     756,000      78,129
  #*Taiwan Fu Hsing Industrial Co., Ltd................     780,000     532,603
    Taiwan Glass Industrial Corp.......................   9,126,092  14,151,856
   *Taiwan Kolin Co., Ltd..............................   5,797,000          --
  #*Taiwan Land Development Corp.......................   4,046,366   2,357,445
    Taiwan Mask Corp...................................   2,482,250     953,759
   *Taiwan Navigation Co., Ltd.........................     137,000     152,080
    Taiwan Paiho Co., Ltd..............................   1,634,850   1,757,221
  #*Taiwan Pulp & Paper Corp...........................   5,307,000   2,611,732
    Taiwan Sakura Corp.................................   1,107,326     818,112
    Taiwan Sogo Shinkong Security Co., Ltd.............   1,503,205   1,365,256
   #Taiwan Styrene Monomer Corp........................   6,596,856   2,965,764
   #Taiwan Tea Corp....................................   6,333,092   4,491,412
   #Taiyen Biotech Co., Ltd............................   2,185,000   2,183,611
  #*Tatung Co., Ltd....................................  21,857,982  11,210,828
   *Teapo Electronic Corp..............................   1,508,840     328,960
   #Teco Electric & Machinery Co., Ltd.................  22,479,725  16,065,913
   *Tecom, Ltd.........................................     823,753      97,476
    Test-Rite International Co., Ltd...................   1,786,331   1,643,160
    Ton Yi Industrial Corp.............................   9,151,600   6,035,367
  #*Tong Yang Industry Co., Ltd........................   2,070,489   2,749,245
    Tong-Tai Machine & Tool Co., Ltd...................     116,640     169,247
    Topco Scientific Co., Ltd..........................   1,286,980   2,137,904
  #*Topoint Technology Co., Ltd........................     911,000     865,583
  #*Tung Ho Spinning, Weaving & Dyeing Co., Ltd........   2,432,000   1,121,718
    Tung Ho Steel Enterprise Corp......................   4,684,274   5,331,539
    TYC Brother Industrial Co., Ltd....................   2,106,651   1,029,850
  #*Tycoons Group Enterprise Co., Ltd..................   5,383,938   1,497,988
   *Tyntek Corp........................................     718,000     367,359
   #Tze Shin International Co., Ltd....................   1,106,113     498,629
    Unimicron Technology Corp..........................   8,525,363  15,167,738
   *Union Bank of Taiwan...............................   8,034,282   2,913,240
   #Unitech Electronics Co., Ltd.......................   1,308,739     658,569
  #*Unitech Printed Circuit Board Corp.................   7,509,281   4,379,982
    United Integration Service Co., Ltd................   1,309,000   1,443,951
   #United Microelectronics Corp....................... 163,198,681  73,332,715
   #Universal Cement Corp..............................   5,205,551   3,215,928
  #*Universal Microelectronics Co., Ltd................     992,491     473,598
    Universal, Inc.....................................     135,059     100,823

                                     1519

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES      VALUE++
                                                     ---------- --------------
TAIWAN -- (Continued)
   #UPC Technology Corp.............................  7,006,415 $    5,541,049
    USI Corp........................................  5,692,080      7,800,014
  #*U-Tech Media Corp...............................  1,952,799        477,098
   #Ve Wong Corp....................................  1,462,806      1,237,725
   *Waffer Technology Co., Ltd......................  1,507,000        286,288
    Wah Lee Industrial Corp.........................     16,000         28,585
  #*Walsin Lihwa Corp............................... 42,011,412     19,991,415
  #*Walsin Technology Corp., Ltd....................  6,750,876      3,133,160
   #Walton Advanced Engineering, Inc................  3,421,853      1,519,379
   *Wan Hai Lines Co., Ltd..........................  4,600,000      3,233,121
    Wan Hwa Enterprise Co., Ltd.....................    663,514        376,051
   #Waterland Financial Holdings Co., Ltd........... 27,381,080     12,391,791
   *WEI Chih Steel Industrial Co., Ltd..............  1,914,898        526,144
    Weikeng Industrial Co., Ltd.....................  1,502,550      1,324,981
   *Well Shin Technology Co., Ltd...................    208,080        309,171
   #Wellypower Optronics Corp.......................  1,786,000      1,478,936
   *Weltrend Semiconductor, Inc.....................    421,000        258,560
  #*Winbond Electronics Corp........................ 36,386,885      9,731,990
   *Wintek Corp.....................................  9,192,000     12,487,507
    WPG Holdings, Ltd...............................  1,388,158      2,319,799
    WT Microelectronics Co., Ltd....................  2,259,211      4,044,152
  #*WUS Printed Circuit Co., Ltd....................  5,309,928      3,519,979
    Yageo Corp...................................... 30,712,840     12,481,856
   *Yang Ming Marine Transport Corp................. 20,380,615     13,023,354
   *Yem Chio Co., Ltd...............................    598,000        619,402
    Yeung Cyang Industrial Co., Ltd.................  2,536,667      1,859,324
  #*Yi Jinn Industrial Co., Ltd.....................  3,713,574      1,287,269
    Yieh Phui Enterprise Co., Ltd................... 10,889,986      4,338,807
   #Yuanta Financial Holding Co., Ltd............... 56,517,422     40,407,538
    Yuen Foong Yu Paper Manufacturing Co., Ltd...... 12,295,416      6,116,898
    Yulon Motor Co., Ltd............................ 11,058,572     28,931,389
    Yung Chi Paint & Varnish Manufacturing Co.,
      Ltd...........................................     96,687        158,646
    Yung Tay Engineering Co., Ltd...................  3,215,000      6,126,393
   #Zenitron Corp...................................  2,224,000      1,522,436
   #Zig Sheng Industrial Co., Ltd...................  4,847,548      3,060,474
    Zippy Technology Corp...........................    343,000        273,897
  #*Zyxel Communication Corp........................  4,976,000      3,728,066
                                                                --------------
TOTAL TAIWAN........................................             2,066,321,289
                                                                --------------
THAILAND -- (2.2%)
    Aapico Hitech PCL (Foreign).....................    539,800        258,814
    Asia Plus Securities PCL (Foreign).............. 12,023,900      1,225,571
    Asian Property Development PCL (Foreign)........  9,477,200      1,922,450
    Ayudhya Insurance PCL (Foreign).................    228,500        153,993
    Bangchak Petroleum PCL (Foreign)................  7,266,900      5,506,519
    Bangkok Bank PCL (Foreign)......................  5,983,200     35,407,705
    Bangkok Bank PCL (Foreign) NVDR.................  4,793,500     27,965,432
    Bangkok Expressway PCL (Foreign)................  4,439,200      2,753,569
    Bangkok First Investment & Trust PCL (Foreign)..    132,300         34,156
    Bangkok Insurance PCL (Foreign).................    135,820      1,184,013
   *Bangkokland PCL (Foreign)....................... 89,137,003      2,151,840
    Bank of Ayudhya PCL (Foreign)................... 16,737,600     15,713,422
    Bank of Ayudhya PCL (Foreign) NVDR..............  6,025,700      5,555,968
    Cal-Comp Electronics (Thailand) PCL (Foreign)... 18,405,400      2,098,185
    Capital Nomura Securities PCL (Foreign).........    413,400        433,152
    Central Plaza Hotel PCL (Foreign)...............  8,083,900      2,791,758
    Charoong Thai Wire & Cable PCL (Foreign)........    127,000         38,962
    Delta Electronics (Thailand) PCL (Foreign)......  4,830,100      4,413,084
    Eastern Water Resources Development &
      Management PCL (Foreign)......................  9,535,200      2,014,141
   *Erawan Group PCL (Foreign)......................  4,288,950        428,536
    Esso Thailand PCL (Foreign)..................... 12,800,800      5,236,203

                                     1520

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- -----------
THAILAND -- (Continued)
   *G J Steel PCL (Foreign)........................... 214,856,100 $ 1,800,973
   *G Steel PCL (Foreign).............................  67,319,100   1,557,424
    Hana Microelectronics PCL (Foreign)...............   3,160,700   2,638,774
    Hermraj Land & Development PCL (Foreign)..........  64,383,100   5,224,044
    ICC International PCL (Foreign)...................   2,710,500   3,907,846
    IRPC PCL (Foreign)................................  99,669,500  19,215,411
    Italian-Thai Development PCL (Foreign) NVDR.......  20,701,800   3,179,019
    Jasmine International PCL (Foreign)...............  27,831,800   2,986,145
   *Kang Yong Electric PCL (Foreign)..................       4,000      30,847
    Kasikornbank PCL (Foreign)........................   1,193,700   5,683,333
    Kasikornbank PCL (Foreign) NVDR...................     164,500     777,687
    KGI Securities Thailand PLC (Foreign).............  11,847,800     969,275
    Kiatnakin Finance PCL (Foreign)...................   3,374,300   3,903,214
    Krung Thai Bank PCL (Foreign).....................  54,147,700  37,762,688
   *Krungthai Card PCL (Foreign)......................     892,400     466,771
    Laguna Resorts & Hotels PCL (Foreign).............   1,342,400   2,610,535
    Loxley PCL (Foreign)..............................   3,633,700     426,419
    MBK PCL (Foreign).................................     905,500   2,975,323
    Padaeng Industry PCL (Foreign) NVDR...............   1,600,800   1,084,196
    Precious Shipping PCL (Foreign)...................   5,065,000   2,971,920
    PTT Aromatics & Refining PCL (Foreign)............  14,616,616  20,828,372
    PTT Chemical PCL (Foreign)........................   5,203,910  28,353,240
    Quality Houses PCL (Foreign)......................  28,936,100   1,833,671
   *Regional Container Lines PCL (Foreign)............   4,874,500   1,315,666
    Rojana Industrial Park PCL (Foreign)..............     322,500     107,590
    Saha Pathana Inter-Holding PCL (Foreign)..........   3,262,400   2,461,157
    Saha Pathanapibul PCL (Foreign)...................   1,594,833   1,483,876
    Saha-Union PCL (Foreign)..........................   2,976,400   3,393,046
   *Sahaviriya Steel Industries PCL (Foreign).........  82,680,840   3,271,195
    Samart Corporation PCL (Foreign)..................     800,000     262,867
    Sansiri PCL (Foreign).............................  11,646,750   2,108,716
    SC Asset Corp. PCL (Foreign)......................   1,694,800     869,420
    Serm Suk PCL (Foreign) NVDR.......................      39,000      78,131
   *Shinawatra Satellite PCL (Foreign)................   5,868,900   2,125,201
    Siam Commercial Bank PCL (Foreign)................     944,800   4,007,282
   *Siam Future Development PCL (Foreign).............     446,300      94,273
   *Somboon Advance Technology PCL (Foreign)..........     780,500     706,572
    Sri Trang Agro Industry PCL (Foreign).............     477,200     468,000
    Supalai PCL (Foreign).............................     495,566     230,960
   *Tata Steel (Thailand) PCL (Foreign)...............  35,972,800   1,712,703
   *Thai Airways International PCL (Foreign)..........   9,287,711   8,797,245
    Thai Carbon Black PCL (Foreign)...................     139,600     132,228
    Thai Oil PCL (Foreign)............................   9,483,600  24,404,570
    Thai Plastic & Chemicals PCL (Foreign)............   3,787,100   3,777,577
    Thai Rayon PCL (Foreign)..........................     165,000     459,179
    Thai Stanley Electric (Thailand) PCL (Foreign)....     147,700     871,591
    Thai Wacoal PCL (Foreign).........................      93,300     139,207
    Thanachart Capital PCL (Foreign)..................   6,758,500   6,911,459
    Thoresen Thai Agencies PCL (Foreign)..............   3,578,400   2,279,618
    Ticon Industrial Connection PCL (Foreign).........   1,579,800     762,753
    Tisco Financial Group PCL (Foreign)...............   1,251,700   1,678,726
   *Tisco Financial Group PCL (Foreign) NVDR..........     100,400     134,652
    TMB Bank PCL (Foreign)............................  14,085,200     963,414
    Total Access Communication PCL (Foreign)
      (B1XFLM7).......................................   1,264,380   2,819,567
    Total Access Communication PCL (Foreign)
      (B231MK7).......................................      36,700      83,060
   *Total Access Communication PCL (Foreign) NVDR.....   8,353,600  18,905,884
    TPI Polene PCL (Foreign)..........................  10,203,724   4,447,558
   *Tycoons Worldwide Group PCL (Foreign).............   1,243,300     337,661
    Univentures PCL (Foreign).........................   3,481,400     364,190
    Vanachai Group PCL (Foreign)......................   5,869,000     940,614

                                     1521

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
THAILAND -- (Continued)
    Vinythai PCL (Foreign).............................  5,239,317 $  3,320,137
                                                                   ------------
TOTAL THAILAND.........................................             375,702,145
                                                                   ------------
TURKEY -- (1.8%)
    Adana Cimento Sanayii Ticaret A.S. Class A.........    580,698    1,538,551
    Adana Cimento Sanayii Ticaret A.S. Class C.........    299,447      126,549
   *Advansa Sasa Polyester Sanayi A.S..................  1,061,884    1,371,702
    Akcansa Cimento Sanayi ve Ticaret A.S..............    317,432    1,338,481
   *Akenerji Elektrik Uretim A.S.......................     13,804       29,207
    Aksa Akrilik Kimya Sanayii A.S.....................  1,424,767    4,464,852
   *Aksigorta A.S......................................  1,156,643    1,098,267
    Alarko Holding A.S.................................  1,013,092    2,158,509
    Altinyildiz Mensucat ve Konfeksiyon Fabrikalari
      A.S..............................................     62,010      797,755
    Anadolu Anonim Turk Sigorta Sirketi A.S............  3,100,852    2,026,716
    Anadolu Cam Sanayii A.S............................  1,486,817    3,175,432
    Arcelik A.S........................................  1,576,149    7,170,156
   *Asya Katilim Bankasi A.S...........................  5,185,496    7,307,363
   *Aydiner Enerji A.S.................................    415,323      629,160
    Aygaz A.S..........................................  1,118,602    6,933,947
    Bati Anabolu Cimento A.S...........................    276,594    1,248,086
    Bolu Cimento Sanayii A.S...........................    977,561      860,258
   *Borusan Mannesmann Boru Sanayi ve Ticaret A.S......     98,391    1,794,751
    Cimsa Cimento Sanayi ve Ticaret A.S................    549,823    2,717,667
   *Deva Holding A.S...................................    991,813    1,315,559
   *Dogan Gazetecilik A.S..............................    572,836      761,385
   *Dogan Sirketler Grubu Holdings A.S................. 11,991,248    6,145,767
   *Dogan Yayin Holding A.S............................  4,994,029    2,747,579
   *Dogus Otomotiv Servis ve Ticaret A.S...............    781,434    2,091,474
    Eczacibasi Yatirim Holding Ortakligi A.S...........    431,981    1,356,687
    EGE Seramik Sanayi ve Ticaret A.S..................    509,534      637,055
    EIS Eczacibasi Ilac ve Sinai ve Finansal
      Yatirimlar Sanayi ve Ticaret A.S.................  2,273,196    3,031,529
    Enka Insaat ve Sanayi A.S..........................         --            1
    Eregli Demir ve Celik Fabrikalari T.A.S............  9,428,111   22,175,968
    Gentas Genel Metal Sanayi ve Ticaret A.S...........    414,489      615,332
   *Global Yatirim Holding A.S.........................  3,131,327    2,465,582
   *Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S....    552,019      260,493
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret
      A.S..............................................      3,045      103,193
    Goodyear Lastikleri T.A.S..........................    123,686    5,005,456
   *GSD Holding A.S....................................  2,782,270    1,329,861
   *Gunes Sigorta A.S..................................    480,743      638,526
    Haci Omer Sabanci Holding A.S......................         --            1
   *Hurriyet Gazetecilik ve Matbaacilik A.S............  2,245,783    1,488,883
   *Ihlas EV Aletleri A.S..............................  1,228,926      755,373
   *Ihlas Holding A.S..................................  7,050,072    4,484,595
   *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S.........    721,636    1,728,236
   *Is Finansal Kiralama A.S...........................  1,268,294      886,433
    Is Yatirim Menkul Degerler A.S.....................    391,075      365,803
   *Isiklar Yatirim Holding A.S........................  1,506,689    1,171,764
    Ittifak Holding A.S................................     92,228      451,795
   *Izmir Demir Celik Sanayi A.S.......................  1,579,364    3,665,636
   *Kardemir Karabuk Demir Celik Sanayi ve Ticaret
     A.S...............................................  2,360,622    1,535,099
   *Kardemir Karabuk Demir Celik Sanayi ve Ticaret
     A.S. Class B......................................  1,171,069      843,942
   *Kardemir Karabuk Demir Celik Sanayi ve Ticaret
     A.S. Class D......................................  7,230,568    4,270,183
    Koc Holding A.S. Series B..........................  7,716,390   32,202,144
    Kordsa Global Endustriyel Iplik ve Kord Bezi
      Sanayi ve Ticaret A.S............................  1,190,352    3,262,354
   *Koza Anadolu Metal Madencilik Isletmeleri A.S......  1,404,798    4,119,365
   *Marshall Boya ve Vernik A.S........................          1           22
   *Marti Otel Isletmeleri A.S.........................  1,429,951      812,240
   *Menderes Tekstil Sanayi ve Ticaret A.S.............    619,367      269,691
    Net Turizm Ticaret ve Sanayi A.S...................  2,162,358    1,343,171
    Nortel Networks Netas Telekomuenikasyon A.S........     50,899    4,335,529

                                     1522

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES       VALUE++
                                                     ---------- ---------------
TURKEY -- (Continued)
   *Park Elektrik Uretim Madencilik Sanayi ve
     Ticaret A.S....................................    145,574 $       332,931
   *Petkim Petrokimya Holding A.S...................  4,417,470       6,587,038
    Pinar Entegre Et ve Un Sanayi A.S...............    242,559       1,003,065
    Pinar SUT Mamulleri Sanayii A.S.................    195,130       1,750,358
   *Raks Elektronik Sanayi ve Ticaret A.S...........      5,859           2,740
   *Reysas Tasimacilik ve Lojistik Ticaret A.S......    216,372         187,254
   *Sabah Yayincilik A.S............................     31,938          71,841
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret
      A.S...........................................    673,354       1,622,442
    Sekerbank T.A.S.................................  4,475,863       2,631,021
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S........    680,670         805,422
    Soda Sanayii A.S................................    671,383       1,183,479
    Tekfen Holding A.S..............................  1,568,707       5,425,149
   *Tekstil Bankasi A.S.............................  1,307,195         631,702
    Tofas Turk Otomobil Fabrikasi A.S...............      2,994          12,350
    Trakya Cam Sanayii A.S..........................  2,302,050       4,890,278
    Turcas Petrol A.S...............................    760,663       1,534,746
   *Turk Hava Yollari A.S...........................  5,678,100      10,564,420
    Turkiye Garanti Bankasi A.S.....................         --               1
    Turkiye Is Bankasi A.S.......................... 19,446,380      55,497,188
    Turkiye Sinai Kalkinma Bankasi A.S..............  3,822,374       5,331,870
    Turkiye Sise ve Cam Fabrikalari A.S.............  5,247,054      11,394,992
    Turkiye Vakiflar Bankasi T.A.O..................  9,142,762      19,046,207
    Ulker Biskuvi Sanayi A.S........................  1,361,694       4,401,977
   *Uzel Makina Sanayii A.S.........................    275,043         126,992
    Vestel Beyaz Esya Sanayi ve Ticaret A.S.........    716,001       1,096,866
   *Vestel Elektronik Sanayi ve Ticaret A.S.........  1,113,983       1,649,330
   *Yapi ve Kredi Bankasi A.S.......................    958,661       2,274,768
                                                                ---------------
TOTAL TURKEY........................................                305,517,542
                                                                ---------------
UNITED KINGDOM -- (0.0%)
   *AFI Development P.L.C. GDR......................     76,554          66,602
                                                                ---------------
UNITED STATES -- (0.0%)
   *Central European Media Enterprises, Ltd.
     Class A........................................     23,886         456,700
                                                                ---------------
TOTAL COMMON STOCKS.................................             15,162,905,309
                                                                ---------------
PREFERRED STOCKS -- (4.3%)
BRAZIL -- (4.3%)
    Alpargatas SA...................................    721,100       5,021,685
    Banco Alfa de Investimento SA...................     61,726         237,017
    Banco Cruzeiro do Sul SA........................      5,100          48,012
    Banco do Estado do Rio Grande do Sul SA.........  1,331,633      13,334,791
    Braskem SA Preferred A..........................  1,479,200      17,588,063
    Braskem SA Preferred A Sponsored ADR............    313,349       7,604,980
    Cia Brasileira de Distribuicao Grupo Pao de
      Acucar SA.....................................    105,821       4,528,703
   #Cia Brasileira de Distribuicao Grupo Pao de
     Acucar SA Sponsored ADR Series A...............    109,496       4,729,132
    Cia de Tecidos Norte de Minas -- Coteminas SA...    901,775       2,384,033
    Confab Industrial SA............................  3,062,608       8,155,896
    Eucatex SA Industria e Comercio SA..............     53,506         221,152
    Ferbasa-Ferro Ligas Da Bahia SA.................    693,598       4,606,544
    Forjas Taurus SA................................  1,262,585       1,913,193
    Gerdau SA.......................................  2,445,084      22,009,461
    Gerdau SA Sponsored ADR.........................  4,348,258      39,656,113
    Inepar SA Industria e Construcoes...............  1,097,175       2,900,614
    Klabin SA.......................................  7,829,943      26,657,703
    Mangels Industrial SA...........................      3,600          17,514
    Marcopolo SA....................................  2,348,260       9,539,309
    Metalurgica Gerdau SA...........................  3,395,500      38,862,640
    Petroleo Brasileiro SA..........................  2,034,800      30,780,803
   #Petroleo Brasileiro SA ADR...................... 12,374,540     380,269,614
    Randon e Participacoes SA.......................     48,050         333,997

                                     1523

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                     SHARES         VALUE++
                                                  -------------- --------------
BRAZIL -- (Continued)
    Suzano Papel e Celullose SA..................      2,981,974 $   19,785,609
    Telemar Norte Leste SA.......................        566,358     16,287,563
    Ultrapar Participacoes SA....................          4,064         72,011
    Ultrapar Participacoes SA Sponsored ADR......        627,141     11,363,795
   *Unipar Participacoes SA Class B..............      7,561,873      2,047,901
    Usinas Siderurgicas de Minas Gerais SA
      Series A...................................      8,487,199     61,019,614
   *Vale SA Series B.............................        239,144             --
    Whirlpool SA.................................         71,700        161,814
                                                                 --------------
TOTAL BRAZIL.....................................                   732,139,276
                                                                 --------------
INDIA -- (0.0%)
   *Ispat Industries, Ltd........................      1,463,759        226,581
                                                                 --------------
MALAYSIA -- (0.0%)
   *Malayan United Industries Berhad Series A2...      1,526,067         77,126
   *TA Global Berhad.............................      8,465,880        925,697
                                                                 --------------
TOTAL MALAYSIA...................................                     1,002,823
                                                                 --------------
TOTAL PREFERRED STOCKS...........................                   733,368,680
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   *MPX Energia SA Rights 07/25/11...............              1              1
                                                                 --------------
CHILE -- (0.0%)
   *Cia Sud Americana de Vapores SA Rights
     06/30/11....................................      4,994,185          2,729
   *Corpbanca SA Rights 07/02/11.................    118,184,816          2,583
                                                                 --------------
TOTAL CHILE......................................                         5,312
                                                                 --------------
CHINA -- (0.0%)
  #*Xiwang Sugar Holdings Co., Ltd. Warrants
     02/22/12....................................      1,031,456             --
                                                                 --------------
MALAYSIA -- (0.0%)
   *Coastal Contracts Berhad Warrants 07/18/16...        108,649         26,174
   *Hap Seng Consolidated Berhad Warrants
     08/09/16....................................      1,510,200             --
   *KSL Holdings Berhad Rights 08/12/11..........        110,866         11,767
   *Press Metal Berhad Rights 08/15/11...........        632,294             --
                                                                 --------------
TOTAL MALAYSIA...................................                        37,941
                                                                 --------------
TAIWAN -- (0.0%)
   *First Financial Holding Co., Ltd. Rights
     09/09/11....................................      5,850,030        689,778
                                                                 --------------
THAILAND -- (0.0%)
   *Erawan Group PCL (Foreign) Warrants 12/17/13.        428,895         15,675
   *Rojana Industrial Park PCL (Foreign)
     Warrants 12/31/99...........................        107,500         21,446
                                                                 --------------
TOTAL THAILAND...................................                        37,121
                                                                 --------------
TOTAL RIGHTS/WARRANTS............................                       770,153
                                                                 --------------

                                                     SHARES/
                                                      FACE
                                                     AMOUNT         VALUE+
                                                  -------------- --------------
                                                      (000)
SECURITIES LENDING COLLATERAL -- (7.6%)
(S)@DFA Short Term Investment Fund...............  1,315,635,477  1,315,635,477
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.20%, 08/01/11
     (Collateralized by $50,795,500 U.S.
     Treasury Note 0.750%, 06/15/14, valued at
     $705,483)## to be repurchased at $691,662... $          692        691,650
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL..............                 1,316,327,127
                                                                 --------------

                                     1524

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                    VALUE+
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $14,278,746,067)^^................................... $17,213,371,269
                                                                ===============

   Summary of inputs used to value the Fund's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                            VALUATION INPUTS
                         ------------------------------------------------------
                                INVESTMENT IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                         -------------- --------------- ------- ---------------
Common Stocks
    Brazil.............. $1,199,634,037              --   --    $ 1,199,634,037
    Chile...............    302,643,553              --   --        302,643,553
    China...............    265,202,661 $ 2,055,905,153   --      2,321,107,814
    Czech Republic......             --      43,583,397   --         43,583,397
    Hungary.............             --     120,055,754   --        120,055,754
    India...............    192,399,761   1,294,151,061   --      1,486,550,822
    Indonesia...........      7,061,888     566,866,676   --        573,928,564
    Israel..............         27,168       1,830,638   --          1,857,806
    Malaysia............         50,299     517,201,102   --        517,251,401
    Mexico..............    846,473,576         242,626   --        846,716,202
    Philippines.........         46,384     134,084,924   --        134,131,308
    Poland..............             --     306,932,290   --        306,932,290
    Russia..............             --     892,604,798   --        892,604,798
    South Africa........    238,784,492   1,027,836,948   --      1,266,621,440
    South Korea.........    469,541,383   1,931,680,462   --      2,401,221,845
    Taiwan..............     43,290,114   2,023,031,175   --      2,066,321,289
    Thailand............    375,702,145              --   --        375,702,145
    Turkey..............             --     305,517,542   --        305,517,542
    United Kingdom......         66,602              --   --             66,602
    United States.......        456,700              --   --            456,700
Preferred Stocks
    Brazil..............    732,139,276              --   --        732,139,276
    India...............             --         226,581   --            226,581
    Malaysia............         77,126         925,697   --          1,002,823
Rights/Warrants
    Brazil..............              1              --   --                  1
    Chile...............          5,312              --   --              5,312
    China...............             --              --   --                 --
    Malaysia............         11,767          26,174   --             37,941
    Taiwan..............             --         689,778   --            689,778
    Thailand............             --          37,121   --             37,121
Securities Lending
  Collateral............             --   1,316,327,127   --      1,316,327,127
                         -------------- ---------------   --    ---------------
TOTAL................... $4,673,614,245 $12,539,757,024   --    $17,213,371,269
                         ============== ===============   ==    ===============

              See accompanying Notes to Schedules of Investments.

                                     1525

ORGANIZATION

   Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor").

SECURITY VALUATION

   The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    .  Level 1 -- quoted prices in active markets for identical securities

    . Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities market is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, for example, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

                                     1526

   A summary of the inputs used to value the Fund's investments by each major security type and country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Fund did not have any significant transfers between Level 1 and Level 2 during the period ended July 31, 2011.

FINANCIAL INSTRUMENTS

   In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on July 29, 2011.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Fund.

   3. Futures Contracts: The Fund may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. The Fund entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At July 31, 2011, the Fund had no outstanding futures contracts.

                                     1527

FEDERAL TAX COST

   At July 31, 2011, the total cost of securities for federal income tax purposes was $14,288,685,266 for Dimensional Emerging Markets Value Fund.

OTHER

   The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed an action against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

RECENT ISSUED ACCOUNTING STANDARDS

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

SUBSEQUENT EVENT EVALUATIONS

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

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ITEM 2.  CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

     (a) Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.


By:  /s/ David G. Booth
     ---------------------------------
     David G. Booth
     Chairman, Director, President and
     Co-Chief Executive Officer

Date: September 28, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     ---------------------------------
     David G. Booth
     Principal Executive Officer
     DFA Investment Dimensions Group Inc.

Date: September 28, 2011


By:  /s/ David R. Martin
     ---------------------------------
     David R. Martin
     Principal Financial Officer
     DFA Investment Dimensions Group Inc.

Date: September 28, 2011